UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth

Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2009.
(j)	Face Amount Denominated in Japanese Yen.
(g)	Face Amount Denominated in British Pounds.
(u)	Face Amount denominated in United States Dollars.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
REITs	Real Estate Investment Trusts
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

VA U.S. Targeted Value Portfolio vs.

Russell 2000® Value Index

October 31, 1999-October 31, 2009

VA U.S. Large Value Portfolio vs.

Russell 1000® Value Index

October 31, 1999-October 31, 2009

VA International Value Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 1999-October 31, 2009

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

VA International Small Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

VA Short-Term Fixed Portfolio vs.

BofA Merrill Lynch Six-Month US Treasury Bill Index,

BofA Merrill Lynch One-Year US Treasury Note Index

October 31, 1999-October 31, 2009

VA Global Bond Portfolio vs.

Citigroup World Government Bond Index 1-5 Years (hedged)

October 31, 1999-October 31, 2009

3

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2009

The year ending October 31, 2009, was among the most volatile periods in U.S. market history. Broad market returns were positive with stocks represented by the mid cap index outperforming those within both small cap and large cap indexes and stocks represented by the growth index outperforming those represented by the value index. Investors moving out of stocks, beginning in late 2008 and extending into early 2009, contributed to high volatility and negative returns over that period. Markets turned sharply higher in March, and the size and value premiums both turned positive over the eight months ending October 2009. Although the large cap index outperformed the small cap index, and the growth index outperformed the value index, returns within the broader market (Russell 3000® Index) demonstrate that there was a positive small size premium and a positive value premium. This counterintuitive result occurred because the stock markets were characterized by extreme volatility, and the indexes, which are reconstituted annually, were not able to rebalance during the course of the year to maintain their intended asset class exposure. Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio’s holdings. Size is measured by market capitalization, and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 12 months ended October 31, 2009, the total return of the Russell Microcap® Index was 5.06%, the Russell 2000® Index was 6.46%, the CRSP 6-10 Index was 20.94%, and the MSCI US Small Cap 1750 Index was 14.11%. Large cap growth stocks outperformed large cap value stocks, as measured by the Russell 1000® Growth Index and Russell 1000® Value Index. Small cap growth stocks outperformed small cap value stocks, by a lesser amount than in large caps, as measured by the Russell 2000® Growth Index and Russell 2000® Value Index.

Total Return for 12 Months Ended October 31, 2009

Russell 2000® Index (small cap companies)	6.46%
Russell Midcap® Index (mid cap companies)	18.74%
Russell 1000® Index (large cap companies)	11.19%
Russell 3000® Value Index	4.55%
Russell 3000® Growth Index	17.04%

Further dividing the large, mid, and small cap market segments by value and growth characteristics shows more detail in the performance differences over the period.

Total Return for 12 Months Ended October 31, 2009

Russell 1000® Value Index (large cap value companies)	4.78%
Russell 1000® Growth Index (large cap growth companies)	17.50%
Russell Midcap® Value Index (mid cap value companies)	14.52%
Russell Midcap® Growth Index (mid cap growth companies)	22.48%
Russell 2500™ Value Index (small/mid cap value companies)	8.56%
Russell 2500™ Growth Index (small/mid cap growth companies)	18.20%
Russell 2000® Value Index (small cap value companies)	1.95%
Russell 2000® Growth Index (small cap growth companies)	11.34%

Source: Russell data copyright © Russell Investment Group 1995-2009, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2009 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of

4

REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors (the “Advisor”) generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Domestic Equity Portfolios’ Performance Overview

VA U.S. Targeted Value Portfolio

The VA U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid capitalization value stocks. The investment strategy employed by the U.S. Targeted Value Portfolio is a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,027 stocks, and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 4.32% for the Portfolio and 1.95% for the Russell 2000® Value Index. The Portfolio benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Portfolio’s deeper value tilt contributed to outperformance. The Portfolio’s greater exposure to stocks with more pronounced value characteristics (48% on average compared to 33% of the Index) added approximately 1.5% to the relative performance. Differences in sector weights between the Portfolio and Index also contributed to the outperformance. The Portfolio’s larger allocation than the Index to information technology stocks and consumer discretionary stocks, due to its strategy of maintaining consistent size and value exposure, added approximately 1.2% and 0.9% respectively to relative performance.

VA U.S. Large Cap Value Portfolio

The VA U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 211 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 11.01% for the Portfolio and 4.78% for the Russell 1000® Value Index. The Portfolio benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Portfolio’s greater exposure to stocks with more pronounced characteristics (91% on average compared to 51% in the Index) added approximately 2.1% to the relative performance. Differences in sector weights between the Portfolio and Index also contributed to the outperformance. The Portfolio’s larger allocation than the Index to consumer discretionary stocks, due to its strategy of maintaining consistent large cap value exposure, added approximately 1% to relative performance.

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly

5

outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

International Equity Portfolios’ Performance Overview

VA International Value Portfolio

The VA International Value Portfolio seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 379 stocks in 22 developed countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, value stocks outperformed growth stocks in international developed markets. Total returns were 33.92% for the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). The Portfolio’s greater allocation than the Index to value stocks (68% on average vs. 26% in the Index) added approximately 6.0% to the relative performance.

6

VA International Small Portfolio

The VA International Small Portfolio seeks to capture the returns of international small companies. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,009 stocks in 22 developed country markets and was mostly invested in equities throughout the year: the combined average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. Over the period, international small company stocks outperformed international large company stocks. For the 12 months ended October 31, 2009, total returns were 41.04% for the Portfolio and 50.01% for the MSCI World ex USA Small Cap Index (net dividends). The Portfolio holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Portfolio underperformed primarily due to composition differences in the continental Europe region, particularly in value stocks. The Portfolio and Index held a number of securities in common, but in different weights, due to the different methods for defining size and the Portfolio’s exclusion rules. Other differences in performance resulted from the process of continually rebalancing the Portfolio toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Portfolio and the Index had a significant impact on relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2009

U.S. and international credit markets experienced high levels of volatility in the fiscal year ended October 31, 2009. Investor appetite for credit risk returned as the year progressed, and credit spreads narrowed significantly. Over the course of the year the U.S. Federal Reserve lowered the target rate for federal funds from 1.00% on October 31, 2008 to between 0% and 0.25% by October 31, 2009, and continued to add liquidity into the financial system through various loan programs and capital injections into financial institutions. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate (LIBOR), a widely-used benchmark of short-term interest rates, fell 275 basis points during the 12 months ended October 31, 2009, while the yield on ten-year U.S. Treasury notes declined 57 basis points. The yield curve remained upwardly sloped throughout the year.

	10/31/09	10/31/08	Change
Three-Month LIBOR (yield)	0.28%	3.03%	-90.76%
Ten-Year U.S. Treasury Notes (yield)	3.38%	3.95%	-14.43%

Source: Bloomberg. “Change” values are calculated prior to rounding.

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2009, total returns were 0.32% for three-month U.S. Treasury bills, 6.77% for five-year U.S. Treasury notes, and 5.57% for thirty-year U.S. Treasury bonds.

Fixed Income Portfolios’ Performance Overview

VA Short-Term Fixed Portfolio

The VA Short-Term Fixed Portfolio seeks to maximize total return from a universe of high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and

7

sell strategies, and identifies the maturity range for the highest expected returns. The average maturity of the Portfolio increased to 333 days on October 31, 2009, from 275 days on October 31, 2008.

For the 12 months ended October 31, 2009 the total return was 3.84% for the Portfolio, 1.05% for the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index, and 1.86% for the BofA Merrill Lynch One-Year U.S. Treasury Note Index. During the period, interest rates declined but maintained a positive expected return premium. Relative to the Indexes, the Portfolio benefited from exposure to securities with the credit risk premium. The Portfolio had exposure to corporate and agency debt, which significantly outperformed Treasury debt during the period of tightening credit spreads. Additionally, the Portfolio benefited from the period of falling interest rates, as it maintained a higher average maturity than the Six-Month U.S. Treasury Bill Index and had allocations to 1-2 year maturity securities, which significantly outperformed less-than-1-year maturity securities. The benchmarks had no exposure to securities with maturities of over one year.

VA Global Bond Portfolio

The VA Global Bond Portfolio seeks to maximize total return from a universe of U.S. government securities and high-quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. Eligible countries for the Portfolio to invest in include Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Norway, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if expected premiums can be documented. The average maturity of the Portfolio increased to 3.33 years on October 31, 2009, from 2.46 years on October 31, 2008.

For the 12 months ended October 31, 2009, total returns were 7.93% for the Portfolio and 4.26% for the Citigroup World Government Bond Index 1-5 Years (hedged). Relative to the Index, outperformance by the Portfolio was primarily due to structural and maturity differences. A higher exposure to government agency and corporate securities, during a period when credit spreads narrowed relative to sovereign governments, contributed to the outperformance.

Sources: Citigroup bond indexes copyright 2008 by Citigroup. The Merrill Lynch Indices are used with permission; copyright 2008 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2009

EXPENSE TABLES

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,186.50	0.43%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

9

CONTINUED

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$1,245.00	0.31%	$1.75
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58

VA International Value Portfolio
Actual Fund Return	$1,000.00	$1,353.40	0.52%	$3.08
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.52%	$2.65

VA International Small Portfolio
Actual Fund Return	$1,000.00	$1,363.00	0.65%	$3.87
Hypothetical 5% Annual Return	$1,000.00	$1,021.93	0.65%	$3.31

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,011.70	0.36%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,044.80	0.36%	$1.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Consumer Discretionary	17.3%
Consumer Staples	4.1%
Energy	6.2%
Financials	26.1%
Health Care	6.4%
Industrials	16.8%
Information Technology	18.4%
Materials	4.2%
Other	—
Telecommunication Services	0.3%
Utilities	0.2%

100.0%

VA U.S. Large Value Portfolio
Consumer Discretionary	16.6%
Consumer Staples	6.7%
Energy	13.6%
Financials	31.4%
Health Care	5.5%
Industrials	14.3%
Information Technology	3.5%
Materials	4.0%
Telecommunication Services	3.9%
Utilities	0.5%

100.0%

VA International Value Portfolio
Consumer Discretionary	13.1%
Consumer Staples	4.2%
Energy	7.1%
Financials	43.4%
Health Care	0.5%
Industrials	9.3%
Information Technology	3.1%
Materials	11.4%
Real Estate Investment Trusts	—
Telecommunication Services	6.7%
Utilities	1.2%

100.0%

11

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Consumer Discretionary	18.4%
Consumer Staples	7.0%
Energy	5.6%
Financials	12.9%
Health Care	5.9%
Industrials	26.9%
Information Technology	9.9%
Materials	11.0%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	0.8%
Utilities	1.6%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Corporate	32.1%
Government	45.3%
Foreign Corporate	10.3%
Foreign Government	12.3%

Total	100.0%

VA Global Bond Portfolio
Corporate	20.5%
Government	20.6%
Foreign Corporate	22.0%
Foreign Government	26.2%
Supranational	10.7%

Total	100.0%

12

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.2%)
Consumer Discretionary — (13.5%)
#AmericanGreetings Corp. Class A	19,000	$386,460	0.6%
Bob Evans Farms, Inc.	13,400	352,018	0.5%
#JardenCorp.	12,266	335,966	0.5%
Jones Apparel Group, Inc.	22,000	393,580	0.6%
#ScholasticCorp.	13,900	345,693	0.5%
Sport Supply Group, Inc.	24,000	247,680	0.4%
Other Securities		9,500,444	14.1%

Total Consumer Discretionary		11,561,841	17.2%

Consumer Staples — (3.3%)
Del Monte Foods Co.	31,571	340,967	0.5%
#*TreeHouseFoods, Inc.	9,100	340,340	0.5%
Weis Markets, Inc.	8,600	304,440	0.4%
Other Securities		1,790,835	2.7%

Total Consumer Staples		2,776,582	4.1%

Energy — (4.9%)
#*MarinerEnergy, Inc.	22,800	290,472	0.5%
*WhitingPetroleum Corp.	9,800	552,720	0.8%
Other Securities		3,297,906	4.9%

Total Energy		4,141,098	6.2%

Financials — (20.4%)
#*AmeriCreditCorp.	22,900	404,185	0.6%
Delphi Financial Group, Inc. Class A	15,896	344,943	0.5%
First Niagara Financial Group, Inc.	40,583	521,086	0.8%
#HarleysvilleGroup, Inc.	9,618	301,332	0.4%
Infinity Property & Casualty Corp.	6,600	255,222	0.4%
*NavigatorsGroup, Inc.	6,000	318,420	0.5%
#NewAllianceBancshares, Inc.	42,279	468,451	0.7%
#*PHHCorp,	17,000	274,720	0.4%
*ProAssuranceCorp.	11,400	573,192	0.9%
#ProsperityBancshares, Inc.	15,000	536,850	0.8%
Provident Financial Services, Inc.	24,000	258,000	0.4%
Selective Insurance Group, Inc.	19,700	301,804	0.4%
Zenith National Insurance Corp.	11,900	339,507	0.5%
Other Securities		12,551,535	18.6%

Total Financials		17,449,247	25.9%

Health Care — (5.0%)
#CooperCos., Inc.	13,500	378,135	0.6%
#*LifePointHospitals, Inc.	11,400	322,962	0.5%
*Res-Care,Inc.	34,907	419,931	0.6%
Other Securities		3,156,307	4.7%

Total Health Care		4,277,335	6.4%

Industrials — (13.1%)
*AlaskaAir Group, Inc.	13,600	349,792	0.5%
#*Amerco,Inc.	6,865	290,184	0.4%
Applied Industrial Technologies, Inc.	12,825	259,450	0.4%
Briggs & Stratton Corp.	18,800	351,560	0.5%
*EnerSys,Inc.	15,860	350,506	0.5%
*EsterlineTechnologies Corp.	9,859	415,162	0.6%
#GATXCorp.	15,076	409,766	0.6%
*MPSGroup, Inc.	36,900	498,888	0.8%
Seaboard Corp.	200	270,200	0.4%

13

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
SkyWest, Inc.	23,200	$324,104	0.5%
Watts Water Technologies, Inc.	11,300	319,225	0.5%
#Werner Enterprises, Inc.	26,500	496,875	0.7%
Other Securities		6,901,666	10.3%

Total Industrials		11,237,378	16.7%

Information Technology — (14.4%)
*3Com Corp.	150,900	775,626	1.1%
*Acxiom Corp.	33,397	383,398	0.6%
*Benchmark Electronics, Inc.	27,623	464,066	0.7%
#*Coherent, Inc.	10,797	271,329	0.4%
*Epicor Software Corp.	38,000	293,360	0.4%
#*MKS Instruments, Inc.	20,600	322,184	0.5%
*Sycamore Networks, Inc.	100,500	286,425	0.4%
#*SYNNEX Corp.	11,400	293,322	0.4%
*Tech Data Corp.	13,700	526,491	0.8%
Other Securities		8,721,858	13.0%

Total Information Technology		12,338,059	18.3%

Materials — (3.3%)
MeadWestavco Corp.	12,300	280,809	0.4%
Westlake Chemical Corp.	13,100	318,199	0.5%
Other Securities		2,245,776	3.3%

Total Materials		2,844,784	4.2%

Other — (0.0%)
Other Securities		111	0.0%

Telecommunication Services — (0.2%)
Other Securities		169,836	0.2%

Utilities — (0.1%)
Other Securities		110,369	0.2%

TOTAL COMMON STOCKS		66,906,640	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		49	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $470,000 FHLMC 4.50%, 05/01/23, valued at $398,817) to be repurchased at $390,006	$390	390,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (21.4%)
§@DFA Short Term Investment Fund LP	18,201,187	18,201,187	27.1%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $169,605 FHLMC 5.793%(r), 01/01/37, valued at $95,277) to be repurchased at $92,503	$93	92,502	0.1%

TOTAL SECURITIES LENDING COLLATERAL		18,293,689	27.2%

14

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
TOTAL INVESTMENTS — (100.0%) (Cost $113,119,426)		$85,590,378	127.2%

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,554,591	$7,250	—	$11,561,841
Consumer Staples	2,776,582	—	—	2,776,582
Energy	4,141,098	—	—	4,141,098
Financials	17,449,247	—	—	17,449,247
Health Care	4,277,335	—	—	4,277,335
Industrials	11,237,378	—	—	11,237,378
Information Technology	12,335,751	2,308	—	12,338,059
Materials	2,844,784	—	—	2,844,784
Other	—	111	—	111
Telecommunication Services	169,836	—	—	169,836
Utilities	110,369	—	—	110,369
Rights/Warrants	49	—	—	49
Temporary Cash Investments	—	390,000	—	390,000
Securities Lending Collateral	—	18,293,689	—	18,293,689

TOTAL	$66,897,020	$18,693,358	—	$85,590,378

See accompanying Notes to Financial Statements.

15

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.6%)
Consumer Discretionary — (14.0%)
Carnival Corp.	35,339	$1,029,072	1.0%
CBS Corp. Class B	46,943	552,519	0.6%
Comcast Corp. Class A	140,328	2,034,756	2.0%
Comcast Corp. Special Class A	43,718	612,926	0.6%
Disney (Walt) Co.	68,551	1,876,241	1.9%
*Liberty Media Corp. Entertainment Class A	37,366	1,151,620	1.2%
News Corp. Class A	79,240	912,845	0.9%
Time Warner Cable, Inc.	26,584	1,048,473	1.1%
Time Warner, Inc.	79,733	2,401,558	2.4%
Other Securities		4,884,740	4.9%

Total Consumer Discretionary		16,504,750	16.6%

Consumer Staples — (5.7%)
Archer-Daniels-Midland Co.	24,883	749,476	0.8%
CVS Caremark Corp.	66,112	2,333,754	2.3%
#Kraft Foods, Inc.	34,024	936,340	0.9%
Molson Coors Brewing Co.	11,200	548,464	0.6%
Other Securities		2,144,452	2.1%

Total Consumer Staples		6,712,486	6.7%

Energy — (11.5%)
Anadarko Petroleum Corp.	32,664	1,990,218	2.0%
Chesapeake Energy Corp.	33,400	818,300	0.8%
ConocoPhillips	69,906	3,507,883	3.5%
Hess Corp.	10,100	552,874	0.5%
Marathon Oil Corp.	43,371	1,386,571	1.4%
*National-Oilwell, Inc.	16,200	664,038	0.7%
XTO Energy, Inc.	29,031	1,206,528	1.2%
Other Securities		3,467,451	3.5%

Total Energy		13,593,863	13.6%

Financials — (26.5%)
Allstate Corp.	35,100	1,037,907	1.0%
Bank of America Corp.	226,546	3,303,041	3.3%
Bank of New York Mellon Corp.	25,810	688,095	0.7%
Capital One Financial Corp.	25,353	927,920	0.9%
Chubb Corp.	26,600	1,290,632	1.3%
Citigroup, Inc.	260,946	1,067,269	1.1%
#CME Group, Inc.	2,838	858,807	0.9%
JPMorgan Chase & Co.	106,810	4,461,454	4.5%
#Loews Corp.	32,846	1,087,203	1.1%
MetLife, Inc.	57,733	1,964,654	2.0%
Morgan Stanley	48,230	1,549,148	1.5%
PNC Financial Services Group, Inc.	15,782	772,371	0.8%
Prudential Financial, Inc.	25,700	1,162,411	1.2%
Travelers Cos., Inc. (The)	41,188	2,050,751	2.0%
Other Securities		9,095,289	9.1%

Total Financials		31,316,952	31.4%

Health Care — (4.7%)
*Thermo Fisher Scientific, Inc.	14,100	634,500	0.6%
UnitedHealth Group, Inc.	33,610	872,180	0.9%
#*WellPoint, Inc.	34,119	1,595,404	1.6%
Other Securities		2,400,974	2.4%

Total Health Care		5,503,058	5.5%

16

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.1%)
Burlington Northern Santa Fe Corp.	23,827	$1,794,650	1.8%
CSX Corp.	29,860	1,259,495	1.2%
#FedEx Corp.	8,041	584,500	0.6%
General Electric Co.	244,300	3,483,718	3.5%
Norfolk Southern Corp.	27,700	1,291,374	1.3%
Northrop Grumman Corp.	23,289	1,167,478	1.2%
#Union Pacific Corp.	35,126	1,936,848	1.9%
Other Securities		2,757,930	2.8%

Total Industrials		14,275,993	14.3%

Information Technology — (2.9%)
*Computer Sciences Corp.	11,483	582,303	0.6%
Other Securities		2,841,961	2.8%

Total Information Technology		3,424,264	3.4%

Materials — (3.4%)
#Alcoa, Inc.	56,676	703,916	0.7%
Dow Chemical Co.	54,213	1,272,921	1.3%
International Paper Co.	32,363	722,019	0.7%
#Weyerhaeuser Co.	16,032	582,603	0.6%
Other Securities		726,120	0.7%

Total Materials		4,007,579	4.0%

Telecommunication Services — (3.3%)
AT&T, Inc.	122,641	3,148,194	3.2%
Other Securities		731,924	0.7%

Total Telecommunication Services		3,880,118	3.9%

Utilities — (0.5%)
Other Securities		526,088	0.5%

TOTAL COMMON STOCKS		99,745,151	99.9%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $725,000 FHLMC 4.50%, 05/01/23 valued at $615,196) to be repurchased at $606,010	$606	606,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@DFA Short Term Investment Fund LP	17,540,130	17,540,130	17.6%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $163,447 FHLMC 5.793%(r), 01/01/37, valued at $91,818) to be repurchased at $89,144	$89	89,143	0.1%

TOTAL SECURITIES LENDING COLLATERAL		17,629,273	17.7%

TOTAL INVESTMENTS — (100.0%) (Cost $125,455,863)		$117,980,424	118.2%

17

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,504,750	—	—	$16,504,750
Consumer Staples	6,712,486	—	—	6,712,486
Energy	13,593,863	—	—	13,593,863
Financials	31,316,952	—	—	31,316,952
Health Care	5,503,058	—	—	5,503,058
Industrials	14,275,993	—	—	14,275,993
Information Technology	3,424,264	—	—	3,424,264
Materials	4,007,579	—	—	4,007,579
Telecommunication Services	3,880,118	—	—	3,880,118
Utilities	526,088	—	—	526,088
Temporary Cash Investments	—	$606,000	—	606,000
Securities Lending Collateral	—	17,629,273	—	17,629,273

TOTAL	$99,745,151	$18,235,273	—	$117,980,424

See accompanying Notes to Financial Statements.

18

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.0%)
AUSTRALIA — (4.5%)
Australia & New Zealand Banking Group, Ltd.	43,648	$890,250	1.2%
National Australia Bank, Ltd.	36,687	969,331	1.3%
Other Securities		2,058,789	2.7%

TOTAL AUSTRALIA		3,918,370	5.2%

AUSTRIA — (0.5%)
Other Securities		402,117	0.5%

BELGIUM — (0.6%)
Other Securities		536,813	0.7%

CANADA — (6.7%)
#Bank of Montreal	12,789	591,671	0.8%
#Manulife Financial Corp.	23,250	436,186	0.6%
Sun Life Financial, Inc.	17,008	470,449	0.6%
Talisman Energy, Inc.	27,860	475,297	0.6%
*Teck Resources, Ltd. Class B	15,600	452,840	0.6%
#Thomson Reuters Corp.	17,778	565,518	0.7%
#Toronto Dominion Bank	11,700	666,934	0.9%
Other Securities		2,165,595	2.9%

TOTAL CANADA		5,824,490	7.7%

DENMARK — (1.2%)
Other Securities		1,017,205	1.4%

FINLAND — (0.8%)
Other Securities		709,646	0.9%

FRANCE — (7.6%)
AXA SA	36,997	920,121	1.2%
BNP Paribas SA	10,984	827,470	1.1%
#Compagnie de Saint-Gobain SA	11,464	558,638	0.7%
#Lafarge SA	5,700	462,668	0.6%
Societe Generale Paris SA	7,745	514,421	0.7%
Vivendi SA	32,987	915,136	1.2%
Other Securities		2,445,860	3.3%

TOTAL FRANCE		6,644,314	8.8%

GERMANY — (7.3%)
Allianz SE Sponsored ADR	72,836	826,689	1.1%
#Bayerische Motoren Werke AG	12,520	612,458	0.8%
#Daimler AG (5529027)	17,468	843,984	1.1%
Daimler AG (D1668R123)	11,900	573,937	0.8%
#Deutsche Bank AG	10,577	768,434	1.0%
Deutsche Telekom AG Sponsored ADR	73,200	991,128	1.3%
Munchener Rueckversicherungs-Gesellschaft AG	3,975	628,896	0.8%
Other Securities		1,085,176	1.5%

TOTAL GERMANY		6,330,702	8.4%

GREECE — (0.2%)
Other Securities		157,274	0.2%

HONG KONG — (3.2%)
Cheung Kong Holdings, Ltd.	33,000	420,900	0.6%
Hutchison Whampoa, Ltd.	74,000	519,398	0.7%
Other Securities		1,836,027	2.4%

TOTAL HONG KONG		2,776,325	3.7%

19

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.4%)
Other Securities		$363,605	0.5%

ITALY — (2.5%)
*Intesa Sanpaolo SpA	169,745	714,368	0.9%
*UniCredito SpA	125,252	419,620	0.6%
Other Securities		1,075,681	1.4%

TOTAL ITALY		2,209,669	2.9%

JAPAN — (11.1%)
FUJIFILM Holdings Corp.	16,600	471,926	0.6%
*Nissan Motor Co., Ltd.	66,700	482,651	0.6%
Sony Corp. Sponsored ADR	27,600	811,164	1.1%
Other Securities		7,892,666	10.5%

TOTAL JAPAN		9,658,407	12.8%

NETHERLANDS — (3.7%)
ArcelorMittal NV	28,380	960,451	1.3%
*ING Groep NV	37,531	488,415	0.7%
Philips Electronics NV	39,563	993,855	1.3%
Other Securities		780,517	1.0%

TOTAL NETHERLANDS		3,223,238	4.3%

NEW ZEALAND — (0.2%)
Other Securities		143,272	0.2%

NORWAY — (0.9%)
Other Securities		800,851	1.1%

PORTUGAL — (0.2%)
Other Securities		171,764	0.2%

SINGAPORE — (1.6%)
Other Securities		1,435,815	1.9%

SPAIN — (5.5%)
Banco Santander SA	122,090	1,964,703	2.6%
Banco Santander SA Sponsored ADR	49,200	790,152	1.1%
Repsol YPF SA Sponsored ADR	20,400	542,640	0.7%
Other Securities		1,528,817	2.0%

TOTAL SPAIN		4,826,312	6.4%

SWEDEN — (2.9%)
#Nordea Bank AB	87,311	937,145	1.3%
Other Securities		1,606,483	2.1%

TOTAL SWEDEN		2,543,628	3.4%

SWITZERLAND — (6.4%)
Credit Suisse Group AG	22,276	1,190,812	1.6%
Credit Suisse Group AG Sponsored ADR	10,600	564,980	0.7%
#*Holcim, Ltd.	9,324	593,424	0.8%
Swiss Reinsurance Co., Ltd. AG	12,359	503,266	0.7%
#*UBS AG	34,659	577,930	0.8%
Zurich Financial Services AG	4,307	986,271	1.3%
Other Securities		1,129,404	1.5%

TOTAL SWITZERLAND		5,546,087	7.4%

UNITED KINGDOM — (18.0%)
Aviva P.L.C.	102,064	638,224	0.9%
*Barclays P.L.C. Sponsored ADR	33,200	693,880	0.9%
HSBC Holdings P.L.C. Sponsored ADR	48,152	2,667,139	3.5%

20

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. ADR	49,765	$2,894,332	3.8%
Vodafone Group P.L.C.	672,985	1,483,148	2.0%
Vodafone Group P.L.C. Sponsored ADR	60,025	1,331,955	1.8%
William Morrison Supermarkets P.L.C.	97,778	448,137	0.6%
*Xstrata P.L.C.	46,073	663,614	0.9%
Other Securities		4,839,292	6.4%

TOTAL UNITED KINGDOM		15,659,721	20.8%

TOTAL COMMON STOCKS		74,899,625	99.4%

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (14.0%)
§@DFA Short Term Investment Fund LP	9,317,818	9,317,818	12.3%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $2,906,415) to be repurchased at $2,849,443	$2,849	2,849,426	3.8%

TOTAL SECURITIES LENDING COLLATERAL		12,167,244	16.1%

TOTAL INVESTMENTS — (100.0%) (Cost $95,036,484)		$87,066,869	115.5%

21

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$3,918,370	—	$3,918,370
Austria	—	402,117	—	402,117
Belgium	—	536,813	—	536,813
Canada	$5,824,490	—	—	5,824,490
Denmark	—	1,017,205	—	1,017,205
Finland	—	709,646	—	709,646
France	—	6,644,314	—	6,644,314
Germany	2,391,754	3,938,948	—	6,330,702
Greece	—	157,274	—	157,274
Hong Kong	—	2,776,325	—	2,776,325
Ireland	363,605	—	—	363,605
Italy	393,328	1,816,341	—	2,209,669
Japan	1,057,280	8,601,127	—	9,658,407
Netherlands	243,618	2,979,620	—	3,223,238
New Zealand	—	143,272	—	143,272
Norway	—	800,851	—	800,851
Portugal	—	171,764	—	171,764
Singapore	—	1,435,815	—	1,435,815
Spain	1,642,067	3,184,245	—	4,826,312
Sweden	160,888	2,382,740	—	2,543,628
Switzerland	564,980	4,981,107	—	5,546,087
United Kingdom	8,181,492	7,478,229	—	15,659,721
Securities Lending Collateral	—	12,167,244	—	12,167,244

TOTAL	$20,823,502	$66,243,367	—	$87,066,869

See accompanying Notes to Financial Statements.

22

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.1%)
AUSTRALIA — (5.4%)
#JB Hi-Fi, Ltd.	7,902	$145,320	0.2%
Other Securities		3,515,812	6.0%

TOTAL AUSTRALIA		3,661,132	6.2%

AUSTRIA — (1.4%)
Andritz AG	2,690	148,137	0.2%
*Wienerberger AG	6,853	123,797	0.2%
Other Securities		686,770	1.2%

TOTAL AUSTRIA		958,704	1.6%

BELGIUM — (1.5%)
Ackermans & van Haaren NV	2,011	145,577	0.3%
Bekaert SA	983	126,422	0.2%
Other Securities		759,727	1.3%

TOTAL BELGIUM		1,031,726	1.8%

CANADA — (6.6%)
*Celestica, Inc.	16,300	134,371	0.2%
*Equinox Minerals, Ltd.	38,700	130,186	0.2%
Other Securities		4,235,283	7.2%

TOTAL CANADA		4,499,840	7.6%

DENMARK — (0.8%)
Other Securities		570,586	1.0%

FINLAND — (2.9%)
Elisa Oyj.	8,708	168,641	0.3%
Kesko Oyj.	4,933	164,166	0.3%
Other Securities		1,631,147	2.7%

TOTAL FINLAND		1,963,954	3.3%

FRANCE — (5.1%)
Arkema SA	2,964	113,150	0.2%
*Atos Origin SA	3,083	144,336	0.2%
*Compagnie Generale de Geophysique-Veritas SA	8,856	175,396	0.3%
Establissements Maurel et Prom SA	6,624	133,165	0.2%
#Neopost SA	1,673	146,411	0.3%
#Nexans SA	2,122	149,844	0.3%
Societe BIC SA	1,839	127,634	0.2%
Other Securities		2,498,121	4.2%

TOTAL FRANCE		3,488,057	5.9%

GERMANY — (5.1%)
#Aixtron AG	5,535	165,412	0.3%
Bilfinger Berger AG	3,397	217,496	0.4%
Lanxess AG	5,031	158,158	0.3%
Rhoen-Klinikum AG	7,370	178,076	0.3%
#Software AG	1,603	142,908	0.2%
#Stada Arzneimittel AG	4,339	116,795	0.2%
#Symrise AG	8,168	147,618	0.2%
Other Securities		2,353,534	4.0%

TOTAL GERMANY		3,479,997	5.9%

GREECE — (1.6%)
Titan Cement Co. S.A.	3,511	121,346	0.2%

23

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (Continued)
Other Securities		$963,812	1.6%

TOTAL GREECE		1,085,158	1.8%

HONG KONG — (1.4%)
Other Securities		977,720	1.7%

IRELAND — (1.0%)
Other Securities		652,412	1.1%

ITALY — (3.4%)
Other Securities		2,311,171	3.9%

JAPAN — (20.3%)
Other Securities		13,792,264	23.4%

NETHERLANDS — (2.0%)
#SBM Offshore NV	10,126	193,918	0.3%
Other Securities		1,163,876	2.0%

TOTAL NETHERLANDS		1,357,794	2.3%

NEW ZEALAND — (0.6%)
Other Securities		438,608	0.8%

NORWAY — (1.2%)
Other Securities		778,815	1.3%

PORTUGAL — (0.5%)
Other Securities		322,776	0.6%

SINGAPORE — (1.1%)
Other Securities		769,107	1.3%

SPAIN — (2.4%)
Bolsas y Mercados Espanoles SA	4,485	149,517	0.2%
Other Securities		1,446,877	2.5%

TOTAL SPAIN		1,596,394	2.7%

SWEDEN — (1.9%)
Other Securities		1,287,998	2.2%

SWITZERLAND — (4.2%)
*Aryzta AG	7,275	285,577	0.5%
*Clariant AG	15,895	151,962	0.2%
#Galenica Holding AG	362	124,733	0.2%
Helvetia Holding AG	360	114,784	0.2%
Other Securities		2,165,765	3.7%

TOTAL SWITZERLAND		2,842,821	4.8%

UNITED KINGDOM — (15.7%)
Aggreko P.L.C.	14,299	177,726	0.3%
ARM Holdings P.L.C.	81,209	197,278	0.3%
Carillion P.L.C.	33,513	161,445	0.3%
*Dana Petroleum P.L.C.	5,619	117,562	0.2%
*GKN P.L.C.	92,184	161,481	0.3%
Hays P.L.C.	70,323	112,653	0.2%
Hiscox, Ltd.	24,784	129,974	0.2%
IG Group Holdings P.L.C.	23,010	113,780	0.2%
IMI P.L.C.	18,222	128,524	0.2%
Informa P.L.C.	39,998	191,871	0.3%
Ladbrokes P.L.C.	68,784	137,022	0.2%
Logica P.L.C.	98,662	187,046	0.3%

24

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Meggitt P.L.C.	50,317	$201,460	0.4%
Mondi P.L.C.	21,959	121,207	0.2%
Provident Financial P.L.C.	7,567	115,434	0.2%
*Rentokil Initial P.L.C.	101,470	172,438	0.3%
SSL International P.L.C.	13,041	135,431	0.2%
Tomkins P.L.C.	72,716	199,489	0.4%
Travis Perkins P.L.C.	9,381	115,726	0.2%
United Business Media P.L.C.	16,744	126,698	0.2%
Other Securities		7,654,776	13.0%

TOTAL UNITED KINGDOM		10,659,021	18.1%

TOTAL COMMON STOCKS		58,526,055	99.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		522	0.0%

BELGIUM — (0.0%)
Other Securities		26	0.0%

DENMARK — (0.0%)
Other Securities		1,674	0.0%

SPAIN — (0.0%)
Other Securities		8,318	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		11,734	0.0%

TOTAL RIGHTS/WARRANTS		22,274	0.0%

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund LP	9,237,345	9,237,345	15.7%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $243,808) to be repurchased at $239,028	$239	239,027	0.4%

TOTAL SECURITIES LENDING COLLATERAL		9,476,372	16.1%

TOTAL INVESTMENTS — (100.0%) (Cost $76,126,551)		$68,024,701	115.4%

25

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$3,661,132	—	$3,661,132
Austria	—	958,704	—	958,704
Belgium	—	1,031,726	—	1,031,726
Canada	$4,499,837	3	—	4,499,840
Denmark	—	570,586	—	570,586
Finland	—	1,963,954	—	1,963,954
France	—	3,488,057	—	3,488,057
Germany	—	3,479,997	—	3,479,997
Greece	—	1,085,158	—	1,085,158
Hong Kong	—	977,720	—	977,720
Ireland	—	652,412	—	652,412
Italy	—	2,311,171	—	2,311,171
Japan	69,942	13,722,322	—	13,792,264
Netherlands	—	1,357,794	—	1,357,794
New Zealand	—	438,608	—	438,608
Norway	—	778,815	—	778,815
Portugal	—	322,776	—	322,776
Singapore	—	769,107	—	769,107
Spain	—	1,596,394	—	1,596,394
Sweden	—	1,287,998	—	1,287,998
Switzerland	—	2,842,821	—	2,842,821
United Kingdom	—	10,659,021	—	10,659,021
Rights/Warrants
Australia	13	509	—	522
Belgium	26	—	—	26
Denmark	1,674	—	—	1,674
Spain	—	8,318	—	8,318
United Kingdom	11,734	—	—	11,734
Securities Lending Collateral	—	9,476,372	—	9,476,372

TOTAL	$4,583,226	$63,441,475	—	$68,024,701

See accompanying Notes to Financial Statements.

26

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (29.9%)
Federal Farm Credit Bank
3.875%, 08/25/11	$2,000	$2,103,256
# 1.125%, 10/03/11	800	799,402
Federal Home Loan Bank
4.625%, 02/18/11	1,000	1,051,473
# 1.375%, 05/16/11	4,000	4,038,848
# 2.625%, 05/20/11	2,400	2,469,434
# 3.375%, 06/24/11	1,500	1,558,995
# 3.625%, 07/01/11	2,500	2,614,910
# 1.625%, 07/27/11	3,700	3,742,902
5.375%, 08/19/11	1,000	1,077,555
3.750%, 09/09/11	1,700	1,789,289
Federal Home Loan Mortgage Corporation
1.500%, 01/07/11	3,000	3,031,653
3.250%, 02/25/11	1,000	1,032,184
1.625%, 04/26/11	3,000	3,037,983
# 6.000%, 06/15/11	1,000	1,083,118
Federal National Mortgage Association
1.375%, 04/28/11	400	403,361
# 6.000%, 05/15/11	400	431,380

TOTAL AGENCY OBLIGATIONS		30,265,743

U.S. TREASURY OBLIGATIONS — (2.4%)
U.S. Treasury Notes
1.500%, 10/31/10	500	505,390
# 1.000%, 09/30/11	1,900	1,905,343

TOTAL U.S. TREASURY OBLIGATIONS		2,410,733

BONDS — (30.2%)
Bank of America
1.700%, 12/23/10	500	505,581
Bank of New York Mellon Corp. Floating Rate Note
(r) 0.872%, 02/05/10	2,000	2,002,132
BP Capital Markets P.L.C.
4.875%, 03/15/10	2,000	2,037,706
Canada Mortgage & Housing Corp.
4.800%, 10/01/10	1,000	1,038,991
Citigroup, Inc.
1.250%, 09/22/11	600	601,428
CME Group, Inc. Floating Rate Note
(r) 1.121%, 08/06/10	1,000	1,004,915

	Face Amount	Value†

	(000)
Deutsche Bank AG Floating Rate Note
(r) 0.892%, 06/18/10	$2,200	$2,191,185
General Electric Capital Corp.
1.625%, 01/07/11	1,000	1,010,813
Georgia Power Co. Floating Rate Note
(r) 0.843%, 03/17/10	1,900	1,904,796
Goldman Sachs Group, Inc.
1.700%, 03/15/11	1,000	1,014,447
Japan Finance Corp.
2.000%, 06/24/11	2,100	2,132,804
JPMorgan Chase & Co. Floating Rate Note
(r) 0.781%, 11/19/09	600	600,151
(r) 1.050%, 06/13/11	1,500	1,510,828
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	2,000	2,088,158
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 09/15/10	600	618,833
Oesterreichische Kontrollbank AG
4.250%, 10/06/10	2,000	2,068,876
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,148,442
Svensk Exportkredit AB
4.000%, 06/15/10	1,000	1,021,422
4.500%, 09/27/10	1,000	1,035,649
Wachovia Corp. Floating Rate Note
(r) 0.857%, 11/24/09	2,000	2,000,592
Westpac Banking Corp. Floating Rate Note
(r) 0.304%, 10/06/10	2,000	1,998,174

TOTAL BONDS		30,535,923

COMMERCIAL PAPER — (18.2%)
ANZ National (International), Ltd.
0.230%, 11/09/09	1,600	1,599,930
BNP Paribas Finance, Inc.
0.220%, 01/07/10	1,600	1,599,319
Caisse Cent Desjardins Du Quebec
0.220%, 12/11/09	400	399,911

27

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

Caisse D’amortissement de la Dette Sociale
0.180%, 12/16/09	$650	$649,828
0.190%, 12/16/09	1,300	1,299,656
CBA Delaware Finance, Inc.
0.230%, 12/02/09	1,500	1,499,827
0.190%, 01/07/10	625	624,796
DnB NOR Bank ASA
0.210%, 01/14/10	1,000	999,512
Eksportfinans ASA
0.190%, 12/15/09	1,500	1,499,634
Ireland
0.250%, 01/11/10	800	799,632
National Australia Funding Delaware, Inc.
0.240%, 11/17/09	2,000	1,999,810
PACCAR Financial Corp.
0.230%, 12/01/09	1,400	1,399,763
0.200%, 12/14/09	400	399,905
Procter & Gamble International Funding
0.220%, 11/02/09	1,600	1,599,984
Rabobank USA Financial Corp.
0.210%, 12/08/09	660	659,901

	Face Amount	Value†

	(000)

0.230%, 12/10/09	$850	$849,863
Svenska Handelsbanken AB
0.225%, 01/27/10	500	499,692

TOTAL COMMERCIAL PAPER		18,380,963

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $525,000 FNMA 5.00%, 08/25/18, valued at $410,315) to be repurchased at $402,006	402	402,000

	Shares

SECURITIES LENDING COLLATERAL — (18.9%)
§@ DFA Short Term Investment Fund LP	19,176,375	19,176,375

TOTAL INVESTMENTS — (100.0%)
(Cost $100,795,968)		$101,171,737

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$30,265,743	—	$30,265,743
U.S. Treasury Obligations	—	2,410,733	—	2,410,733
Bonds	—	30,535,923	—	30,535,923
Commercial Paper	—	18,380,963	—	18,380,963
Temporary Cash Investments	—	402,000	—	402,000
Securities Lending Collateral	—	19,176,375	—	19,176,375

TOTAL	—	$101,171,737	—	$101,171,737

See accompanying Notes to Financial Statements.

28

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount^	Value†

	(000)
BONDS — (65.8%)
AUSTRALIA — (3.5%)
National Australia Bank, Ltd.
(u) 5.350%, 06/12/13	1,400	$1,499,761
SunCorp-Metway, Ltd.
(g) 4.000%, 01/16/14	1,300	2,192,620

TOTAL AUSTRALIA		3,692,381

AUSTRIA — (5.3%)
Oesterreichischen Kontrollbank AG
(u) 4.750%, 10/16/12	1,300	1,405,401
(u) 3.625%, 06/17/13	700	730,870
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	200,000	2,213,978
Republic of Austria International Bond
(u) 5.000%, 05/19/14	1,200	1,304,521

TOTAL AUSTRIA		5,654,770

BELGIUM — (2.0%)
Belgium Government International Bond
(u) 4.250%, 09/03/13	2,000	2,133,828

CANADA — (3.8%)
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13	1,900	2,162,521
Ontario, Province of
(u) 4.100%, 06/16/14	1,800	1,903,115

TOTAL CANADA		4,065,636

FRANCE — (6.1%)
Agence Francaise de Developpement
(g) 4.875%, 10/30/13	1,200	2,097,187
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	2,000	2,071,100
Total Capital SA
(g) 4.625%, 03/07/12	400	689,868
(u) 5.000%, 05/22/12	1,500	1,613,892

TOTAL FRANCE		6,472,047

	Face Amount^	Value†

	(000)

GERMANY — (4.0%)
Kreditanstalt fuer Wiederaufbau
(u) 3.500%, 03/10/14	2,000	$2,086,190
Landwirtschaftliche Rentenbank
(u) 4.875%, 01/10/14	2,000	2,175,596

TOTAL GERMANY		4,261,786

NETHERLANDS — (3.7%)
Bank Nederlandse Gemeenten
(g) 5.750%, 03/07/12	500	883,379
(u) 5.000%, 05/16/14	800	866,145
Rabobank Nederland
(j) 0.800%, 02/03/11	200,000	2,221,341

TOTAL NETHERLANDS		3,970,865

NORWAY — (2.4%)
Eksportfinans
(j) 1.800%, 06/21/10	193,000	2,155,213
(u) 5.000%, 02/14/12	400	428,885

TOTAL NORWAY		2,584,098

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.9%)
African Development Bank
(u) 3.000%, 05/27/14	2,000	2,034,284
Asian Development Bank
(u) 2.750%, 05/21/14	500	506,004
Council of Europe Development Bank
(g) 4.625%, 03/07/12	1,400	2,431,590
Eurofima
(u) 4.250%, 09/05/13	2,100	2,234,942
European Investment Bank
(u) 3.000%, 04/08/14	2,200	2,248,690

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		9,455,510

UNITED KINGDOM — (9.0%)
Bank of Scotland P.L.C.
(u) 5.500%, 06/15/12	2,482	2,578,495
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12	1,400	1,515,255
(u) 5.200%, 07/10/14	700	746,426

29

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†

	(000)

UNITED KINGDOM — (Continued)
Network Rail Infrastructure Finance P.L.C.
4.875%, 03/07/12	700	$1,217,122
(u) 3.500%, 06/17/13	1,000	1,040,853
United Kingdom Gilt
5.250%, 06/07/12	1,400	2,496,237

TOTAL UNITED KINGDOM		9,594,388

UNITED STATES — (17.1%)
3M Co.
4.375%, 08/15/13	$900	972,698
Bank of New York Mellon Corp.
4.950%, 11/01/12	1,400	1,516,704
4.300%, 05/15/14	700	737,736
General Electric Capital Corp.
# 4.800%, 05/01/13	2,500	2,627,608
Merck & Co., Inc.
4.375%, 02/15/13	747	780,543
Microsoft Corp.
2.950%, 06/01/14	2,200	2,232,030
Pfizer, Inc.
(j) 1.200%, 02/22/11	150,000	1,660,598
Toyota Motor Credit Corp.
(j) 1.300%, 03/16/12	230,000	2,573,642
Wal-Mart Stores, Inc.
7.250%, 06/01/13	2,200	2,568,777
Wells Fargo Bank & Co.
5.250%, 10/23/12	2,300	2,460,496

TOTAL UNITED STATES		18,130,832

TOTAL BONDS		70,016,141

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (17.1%)
Federal Home Loan Bank
4.500%, 09/16/13	$1,500	$1,635,529
# 5.500%, 08/13/14	3,700	4,206,019
Federal Home Loan Mortgage Corporation
# 4.750%, 03/05/12	4,000	4,331,016
# 3.000%, 07/28/14	1,500	1,533,867
Federal National Mortgage Association
# 6.125%, 03/15/12	2,000	2,226,698

	Face Amount	Value†

	(000)

# 4.875%, 05/18/12	$2,000	$2,174,150
# 3.000%, 09/16/14	2,000	2,039,974

TOTAL AGENCY OBLIGATIONS		18,147,253

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $715,000 FHLMC 6.040%(r), 11/01/36, valued at $459,006) to be repurchased at $451,007	451	451,000

	Shares

SECURITIES LENDING COLLATERAL — (16.7%)
§@ DFA Short Term Investment Fund LP	17,790,500	17,790,500

TOTAL INVESTMENTS — (100.0%)
(Cost $100,890,132)		$106,404,894

30

VA GLOBAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$3,692,381	—	$3,692,381
Austria	—	5,654,770	—	5,654,770
Belgium	—	2,133,828	—	2,133,828
Canada	—	4,065,636	—	4,065,636
France	—	6,472,047	—	6,472,047
Germany	—	4,261,786	—	4,261,786
Netherlands	—	3,970,865	—	3,970,865
Norway	—	2,584,098	—	2,584,098
Supranational Organization Obligations	—	9,455,510	—	9,455,510
United Kingdom	—	9,594,388	—	9,594,388
United States	—	18,130,832	—	18,130,832
Agency Obligations
United States	—	18,147,253	—	18,147,253
Temporary Cash Investments	—	451,000	—	451,000
Securities Lending Collateral	—	17,790,500	—	17,790,500
Other Financial Instruments**	—	(277,077)	—	(277,077)

TOTAL	—	$106,127,817	—	$106,127,817

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

31

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio	VA International Value Portfolio
ASSETS:
Investments at Value (including $16,565, $16,251 and $11,548 of securities on loan, respectively)	$66,906	$99,745	$74,899
Temporary Cash Investments at Value & Cost	390	606	—
Collateral Received from Securities on Loan at Value & Cost	18,294	17,629	12,167
Foreign Currencies at Value	—	—	202
Cash	1	—	—
Receivables:
Investment Securities Sold	—	37	571
Dividends, Interest and Tax Reclaims	26	113	165
Securities Lending Income	7	12	5
Fund Shares Sold	30	3	—
Unrealized Gain on Foreign Currency Contracts	—	—	4

Total Assets	85,654	118,145	88,013

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,294	17,629	12,167
Investment Securities Purchased	—	545	82
Fund Shares Redeemed	24	104	13
Due to Advisor	21	22	27
Loan Payable	—	—	364
Accrued Expenses and Other Liabilities	8	11	10

Total Liabilities	18,347	18,311	12,663

NET ASSETS	$67,307	$99,834	$75,350

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,140,083	8,360,497	6,717,614

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.27	$11.94	$11.22

Investments at Cost	$94,435	$107,220	$82,869

Foreign Currencies at Cost	$—	$—	$202

NET ASSETS CONSIST OF:
Paid-In Capital	$110,242	$121,114	$86,460
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	426	1,451	1,634
Accumulated Net Realized Gain (Loss)	(15,832)	(15,256)	(4,779)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	5
Net Unrealized Appreciation (Depreciation)	(27,529)	(7,475)	(7,970)

NET ASSETS	$67,307	$99,834	$75,350

(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	100,000,000

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
ASSETS:
Investments at Value (including $8,851, $18,820 and $17,736 of securities on loan, respectively)	$58,548	$81,593	$88,163
Temporary Cash Investments at Value & Cost	—	402	451
Collateral Received from Securities on Loan at Value & Cost	9,476	19,176	17,791
Foreign Currencies at Value	113	—	99
Cash	—	—	15
Receivables:
Investment Securities Sold	253	1,503	—
Dividends, Interest and Tax Reclaims	145	368	1,164
Securities Lending Income	11	2	2
Fund Shares Sold	74	—	54
Unrealized Gain on Foreign Currency Contracts	1	—	—

Total Assets	68,621	103,044	107,739

LIABILITIES:
Payables:
Upon Return of Securities Loaned	9,476	19,176	17,791
Investment Securities Purchased	51	1,513	—
Fund Shares Redeemed	—	3	—
Due to Advisor	26	17	18
Payable to Custodian	—	77	—
Loan Payable	106	—	—
Unrealized Loss on Forward Currency Contracts	—	—	277
Accrued Expenses and Other Liabilities	8	10	12

Total Liabilities	9,667	20,796	18,098

NET ASSETS	$58,954	$82,248	$89,641

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,407,703	7,896,571	7,836,087

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.20	$10.42	$11.44

Investments at Cost	$66,650	$81,217	$82,648

Foreign Currencies at Cost	$113	$—	$99

NET ASSETS CONSIST OF:
Paid-In Capital	$67,847	$80,240	$80,952
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,066	1,131	3,494
Accumulated Net Realized Gain (Loss)	(1,859)	501	(51)
Net Unrealized Foreign Exchange Gain (Loss)	2	—	(269)
Net Unrealized Appreciation (Depreciation)	(8,102)	376	5,515

NET ASSETS	$58,954	$82,248	$89,641

(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	100,000,000

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio	VA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0 and $172, respectively)	$845	$2,031	$2,157
Interest	1	2	2
Income from Securities Lending	115	171	124

Total Investment Income	961	2,204	2,283

Expenses
Investment Advisory Services Fees	215	214	257
Accounting & Transfer Agent Fees	28	31	33
Custodian Fees	9	5	19
Shareholders’ Reports	1	1	2
Directors’/Trustees’ Fees & Expenses	1	2	1
Audit Fees	1	1	1
Legal Fees	9	14	10
Other	15	14	13

Total Expenses	279	282	336

Net Investment Income (Loss)	682	1,922	1,947

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(15,043)	(7,504)	(4,801)
Futures	22	88	37
Foreign Currency Transactions	—	—	16
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16,625	16,703	23,090

Net Realized and Unrealized Gain (Loss)	1,604	9,287	18,342

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,286	$11,209	$20,289

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $114, $0 and $0, respectively)	$1,336	—	—
Interest	2	$1,763	$2,474
Income from Securities Lending	176	4	3

Total Investment Income	1,514	1,767	2,477

Expenses
Investment Advisory Services Fees	246	202	217
Accounting & Transfer Agent Fees	31	30	36
Custodian Fees	26	2	6
Shareholders’ Reports	2	4	4
Directors’/Trustees’ Fees & Expenses	1	2	2
Audit Fees	—	2	2
Legal Fees	8	14	15
Other	13	15	15

Total Expenses	327	271	297

Net Investment Income (Loss)	1,187	1,496	2,180

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,789)	836	1,076
Futures	(57)	—	—
Foreign Currency Transactions	(14)	—	1,481
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	18,590	722	1,930
Translation of Foreign Currency Denominated Amounts	(4)	—	21

Net Realized and Unrealized Gain (Loss)	16,726	1,558	4,508

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,913	$3,054	$6,688

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio			VA U.S. Large Value Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$682	$1,067	$1,093	$1,922	$2,163	$1,779
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Sold	(15,043)	(500)	8,865	(7,504)	(5,981)	(1,858)
Futures	22	—	—	88	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies	16,625	(33,703)	(23,357)	16,703	(45,136)	(2,084)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,286	(33,136)	(13,399)	11,209	(48,954)	(2,163)

Distributions From:
Net Investment Income	(1,179)	(1,060)	(811)	(2,495)	(1,777)	(1,444)
Net Short-Term Gains	(301)	(484)	(2,135)	—	—	(169)
Net Long-Term Gains	—	(8,104)	(10,434)	—	—	(7,379)

Total Distributions	(1,480)	(9,648)	(13,380)	(2,495)	(1,777)	(8,992)

Capital Share Transactions (1):
Shares Issued	7,741	14,517	24,219	16,604	14,727	36,420
Shares Issued in Lieu of Cash Distributions	1,478	9,645	13,377	2,491	1,774	8,990
Shares Redeemed	(12,547)	(13,244)	(9,459)	(16,984)	(17,586)	(14,206)

Net Increase (Decrease) from Capital Share Transactions	(3,328)	10,918	28,137	2,111	(1,085)	31,204

Total Increase (Decrease) in Net Assets	(2,522)	(31,866)	1,358	10,825	(51,816)	20,049
Net Assets
Beginning of Period	69,829	101,695	100,337	89,009	140,825	120,776

End of Period	$67,307	$69,829	$101,695	$99,834	$89,009	$140,825

(1) Shares Issued and Redeemed:
Shares Issued	1,131	1,327	1,584	1,776	958	1,941
Shares Issued in Lieu of Cash Distributions	219	828	890	258	105	504
Shares Redeemed	(1,794)	(1,247)	(622)	(1,694)	(1,115)	(765)

Net Increase (Decrease) from Shares Issued and Redeemed	(444)	908	1,852	340	(52)	1,680

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$426	$937	$1,010	$1,451	$2,024	$1,638
See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio			VA International Small Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,947	$3,340	$3,386	$1,187	$1,859	$1,331
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,801)	7,651	9,732	(1,789)	3,325	7,307
Futures	37	—	—	(57)	—	—
Foreign Currency Transactions	16	(62)	25	(14)	(64)	14
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	23,090	(65,211)	3,230	18,590	(42,484)	(594)
Translation of Foreign Currency Denominated Amounts	—	(2)	3	(4)	(2)	6

Net Increase (Decrease) in Net Assets Resulting from Operations	20,289	(54,284)	16,376	17,913	(37,366)	8,064

Distributions From:
Net Investment Income	(3,296)	(3,423)	(2,505)	(1,740)	(1,408)	(1,154)
Net Short-Term Gains	—	(130)	(158)	(435)	(500)	(328)
Net Long-Term Gains	(7,234)	(9,234)	(5,140)	(2,623)	(6,601)	(3,696)

Total Distributions	(10,530)	(12,787)	(7,803)	(4,798)	(8,509)	(5,178)

Capital Share Transactions (1):
Shares Issued	7,275	14,205	20,205	7,243	12,278	23,462
Shares Issued in Lieu of Cash Distributions	10,521	12,777	7,797	4,795	8,506	5,176
Shares Redeemed	(13,178)	(13,217)	(13,899)	(10,969)	(9,859)	(11,910)

Net Increase (Decrease) from Capital Share Transactions	4,618	13,765	14,103	1,069	10,925	16,728

Total Increase (Decrease) in Net Assets	14,377	(53,306)	22,676	14,184	(34,950)	19,614
Net Assets
Beginning of Period	60,973	114,279	91,603	44,770	79,720	60,106

End of Period	$75,350	$60,973	$114,279	$58,954	$44,770	$79,720

(1) Shares Issued and Redeemed:
Shares Issued	867	882	947	1,051	1,087	1,500
Shares Issued in Lieu of Cash Distributions	1,329	694	407	780	664	375
Shares Redeemed	(1,454)	(799)	(651)	(1,527)	(819)	(777)

Net Increase (Decrease) from Shares Issued and Redeemed	742	777	703	304	932	1,098

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,634	$2,955	$3,265	$1,066	$1,595	$1,243

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio			VA Global Bond Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,496	$2,405	$3,739	$2,180	$2,163	$2,667
Net Realized Gain (Loss) on:
Investment Securities Sold	836	4	(1)	1,076	36	(413)
Foreign Currency Transactions	—	—	—	1,481	1,177	(2,451)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	722	(288)	(27)	1,930	(880)	2,551
Translation of Foreign Currency Denominated Amounts	—	—	—	21	(373)	2,055

Net Increase (Decrease) in Net Assets Resulting from Operations	3,054	2,121	3,711	6,688	2,123	4,409

Distributions From:
Net Investment Income	(2,453)	(3,782)	(2,431)	(3,000)	(1,901)	(278)

Total Distributions	(2,453)	(3,782)	(2,431)	(3,000)	(1,901)	(278)

Capital Share Transactions (1):
Shares Issued	15,142	12,498	22,198	12,188	9,290	23,635
Shares Issued in Lieu of Cash Distributions	2,453	3,782	2,431	3,000	1,901	278
Shares Redeemed	(22,753)	(11,550)	(8,110)	(21,548)	(15,246)	(9,316)

Net Increase (Decrease) from Capital Share Transactions	(5,158)	4,730	16,519	(6,360)	(4,055)	14,597

Total Increase (Decrease) in Net Assets	(4,557)	3,069	17,799	(2,672)	(3,833)	18,728
Net Assets
Beginning of Period	86,805	83,736	65,937	92,313	96,146	77,418

End of Period	$82,248	$86,805	$83,736	$89,641	$92,313	$96,146

(1) Shares Issued and Redeemed:
Shares Issued	1,466	1,216	2,153	1,100	854	2,218
Shares Issued in Lieu of Cash Distributions	242	374	241	278	176	26
Shares Redeemed	(2,205)	(1,125)	(782)	(1,958)	(1,397)	(866)

Net Increase (Decrease) from Shares Issued and Redeemed	(497)	465	1,612	(580)	(367)	1,378

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,131	$2,088	$3,465	$3,494	$2,887	$1,594

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$8.13	$13.25	$17.23	$16.57	$16.95	$15.02	$11.10	$17.45	$18.89	$16.93	$15.01	$12.59

Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.12	(A)	0.15	(A)	0.15	(A)	0.05	0.05	0.23	(A)	0.27	(A)	0.24	(A)	0.25	(A)	0.19	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.24	(3.98)	(1.85)	2.63	1.42	3.34	0.92	(6.40)	(0.30)	2.60	1.88	2.42

Total from Investment Operations	0.32	(3.86)	(1.70)	2.78	1.47	3.39	1.15	(6.13)	(0.06)	2.85	2.07	2.57
Less Distributions
Net Investment Income	(0.14)	(0.14)	(0.14)	(0.05)	(0.06)	(0.02)	(0.31)	(0.22)	(0.22)	(0.20)	(0.15)	(0.15)
Net Realized Gains	(0.04)	(1.12)	(2.14)	(2.07)	(1.79)	(1.44)	—	—	(1.16)	(0.69)	—	—

Total Distributions	(0.18)	(1.26)	(2.28)	(2.12)	(1.85)	(1.46)	(0.31)	(0.22)	(1.38)	(0.89)	(0.15)	(0.15)
Net Asset Value, End of Period	$8.27	$8.13	$13.25	$17.23	$16.57	$16.95	$11.94	$11.10	$17.45	$18.89	$16.93	$15.01

Total Return	4.32%	(32.03	)%(C)	(11.45)%	19.33%	9.61%	24.62%	11.01%	(35.56	)%(C)	(0.47)%	17.74%	13.91%	20.55%
Net Assets, End of Period (thousands)	$67,307	$69,829	$101,695	$100,337	$77,914	$64,567	$99,834	$89,009	$140,825	$120,776	$86,031	$69,571
Ratio of Expenses to Average Net Assets	0.45%	0.50	%(B)	0.56%	0.57%	0.63%	0.63%	0.33%	0.31	%(B)	0.28%	0.32%	0.38%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.24	%(B)	1.01%	0.93%	0.33%	0.31%	2.24%	1.86	%(B)	1.28%	1.44%	1.27%	1.13%
Portfolio Turnover Rate	19%	23	%(C)	32%	38%	35%	30%	38%	21	%(C)	9%	14%	13%	8%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

VA International Value Portfolio	VA International Small Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$10.20	$21.98	$20.37	$16.08	$14.25	$11.53	$7.33	$15.41	$14.76	$12.93	$11.22	$9.19

Income from Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.57	(A)	0.67	(A)	0.55	(A)	0.32	0.25	0.18	(A)	0.32	(A)	0.28	(A)	0.26	(A)	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	2.47	(9.89)	2.68	4.91	1.96	3.04	2.46	(6.75)	1.63	3.10	1.92	2.42

Total from Investment Operations	2.74	(9.32)	3.35	5.46	2.28	3.29	2.64	(6.43)	1.91	3.36	2.14	2.62
Less Distributions
Net Investment Income	(0.54)	(0.66)	(0.56)	(0.38)	(0.27)	(0.18)	(0.28)	(0.27)	(0.28)	(0.22)	(0.21)	(0.17)
Net Realized Gains	(1.18)	(1.80)	(1.18)	(0.79)	(0.18)	(0.39)	(0.49)	(1.38)	(0.98)	(1.31)	(0.22)	(0.42)

Total Distributions	(1.72)	(2.46)	(1.74)	(1.17)	(0.45)	(0.57)	(0.77)	(1.65)	(1.26)	(1.53)	(0.43)	(0.59)
Net Asset Value, End of Period	$11.22	$10.20	$21.98	$20.37	$16.08	$14.25	$9.20	$7.33	$15.41	$14.76	$12.93	$11.22

Total Return	33.92%	(47.39	)%(C)	17.66%	36.16%	16.42%	29.80%	41.04%	(46.30	)%(C)	13.94%	28.59%	19.72%	30.17%

Net Assets, End of Period (thousands)	$75,350	$60,973	$114,279	$91,603	$61,613	$48,946	$58,954	$44,770	$79,720	$60,106	$43,662	$33,819
Ratio of Expenses to Average Net Assets	0.52%	0.49	%(B)	0.47%	0.49%	0.59%	0.61%	0.66%	0.62	%(B)	0.62%	0.64%	0.73%	0.77%
Ratio of Net Investment Income to Average Net Assets	3.03%	3.73	%(B)	3.18%	3.09%	2.21%	1.98%	2.41%	2.90	%(B)	1.84%	1.91%	1.86%	1.70%
Portfolio Turnover Rate	20%	18	%(C)	19%	13%	12%	8%	14%	18	%(C)	20%	14%	21%	9%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$10.34	$10.56	$10.44	$10.26	$10.20	$10.31	$10.97	$10.95	$10.46	$10.55	$10.55	$10.95

Income from Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.29	(A)	0.51	(A)	0.41	(A)	0.26	0.14	0.28	(A)	0.24	(A)	0.32	(A)	0.27	(A)	0.33	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.20	(0.04)	(0.01)	0.04	(0.06)	(0.04)	0.57	—	0.21	0.12	(0.12)	0.09

Total from Investment Operations	0.39	0.25	0.50	0.45	0.20	0.10	0.85	0.24	0.53	0.39	0.21	0.31
Less Distributions
Net Investment Income	(0.31)	(0.47)	(0.38)	(0.27)	(0.14)	(0.12)	(0.38)	(0.22)	(0.04)	(0.48)	(0.21)	(0.30)
Net Realized Gains	—	—	—	—	—	(0.09)	—	—	—	—	—	(0.41)

Total Distributions	(0.31)	(0.47)	(0.38)	(0.27)	(0.14)	(0.21)	(0.38)	(0.22)	(0.04)	(0.48)	(0.21)	(0.71)
Net Asset Value, End of Period	$10.42	$10.34	$10.56	$10.44	$10.26	$10.20	$11.44	$10.97	$10.95	$10.46	$10.55	$10.55

Total Return	3.84%	2.48	%(C)	4.99%	4.49%	1.98%	1.01%	7.93%	2.18	%(C)	5.06%	3.90%	1.98%	2.97%
Net Assets, End of Period (thousands)	$82,248	$86,805	$83,736	$65,937	$52,364	$41,576	$89,641	$92,313	$96,146	$77,418	$61,828	$44,555
Ratio of Expenses to Average Net Assets	0.34%	0.31	%(B)	0.31%	0.32%	0.34%	0.35%	0.34%	0.32	%(B)	0.31%	0.33%	0.41%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.85%	3.03	%(B)	4.93%	3.98%	2.77%	1.38%	2.51%	2.42	%(B)	3.02%	2.59%	3.12%	3.01%
Portfolio Turnover Rate	68%	20	%(C)	22%	29%	31%	141%	65%	61	%(C)	85%	97%	75%	86%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, six of which (the “Portfolios”) are included in this report and the remaining fifty-one are presented in separate reports. The Portfolios are only available through a select group of insurance products.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:    Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and

42

trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes

43

recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or “the Advisor”) provides investment advisory services to the Portfolios. For the year ended October 31, 2009, the VA Portfolios’ investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.35%
VA U.S. Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%
VA Short-Term Fixed Portfolio	0.25%
VA Global Bond Portfolio	0.25%	*

*

The Portfolio’s investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive

44

no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$2
VA U.S. Large Value Portfolio	2
VA International Value Portfolio	2
VA International Small Portfolio	1
VA Short-Term Fixed Portfolio	2
VA Global Bond Portfolio	2

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$11,557	$15,142
VA U.S. Large Value Portfolio	—	—	34,937	32,837
VA International Value Portfolio	—	—	12,812	15,928
VA International Small Portfolio	—	—	7,063	8,759
VA Short-Term Fixed Portfolio	$39,437	$40,125	18,782	3,279
VA Global Bond Portfolio	11,405	25,356	43,960	34,565

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies” and foreign bond bifurcation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
VA U.S. Targeted Value Portfolio	$(20)	$20
VA U.S. Large Value Portfolio	—	—
VA International Value Portfolio	28	(28)

45

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
VA International Small Portfolio	$23	$(23)
VA Short-Term Fixed Portfolio	—	—
VA Global Bond Portfolio	1,427	(1,427)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
VA U.S. Targeted Value Portfolio
2007	$2,946	$10,434	$13,380
2008	1,614	8,104	9,718
2009	1,480	—	1,480
VA U.S. Large Value Portfolio
2007	1,615	7,377	8,992
2008	1,777	—	1,777
2009	2,495	—	2,495
VA International Value Portfolio
2007	2,663	5,140	7,803
2008	3,735	9,634	13,369
2009	3,299	7,231	10,530
VA International Small Portfolio
2007	1,482	3,696	5,178
2008	2,029	6,742	8,771
2009	2,176	2,622	4,798
VA Short-Term Fixed Portfolio
2007	2,431	—	2,431
2008	3,782	—	3,782
2009	2,453	—	2,453
VA Global Bond Portfolio
2007	278	—	278
2008	1,901	—	1,901
2009	3,000	—	3,000

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$435	—	$(15,248)	$(14,813)
VA U.S. Large Value Portfolio	1,453	—	(15,255)	(13,802)
VA International Value Portfolio	1,716	—	(4,777)	(3,061)

46

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
VA International Small Portfolio	1,067	—	(1,848)	(781)
VA Short-Term Fixed Portfolio	1,133	$501	—	1,634
VA Global Bond Portfolio	3,219	—	(50)	3,169

For federal income tax purposes, the Fund measures its capital loss carryforwards as of October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

	Expires on October 31,
	2015	2016	2017	Total
VA U.S. Targeted Value Portfolio	—	—	$15,248	$15,248
VA U.S. Large Value Portfolio	$1,858	$5,981	7,416	15,255
VA International Value Portfolio	—	—	4,777	4,777
VA International Small Portfolio	—	—	1,848	1,848
VA Global Bond Portfolio	50	—	—	50
During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
VA Short-Term Fixed Portfolio	$335
VA Global Bond Portfolio	1,131

Some of the Portfolio’s investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2009, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal income tax purposes. Additionally, for the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies as listed below have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. The amounts listed below are in thousands.

	Mark to Market	Realized Gains
VA International Value Portfolio	$81	—
VA International Small Portfolio	—	$2

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$113,709	$ 6,728	$(34,847)	$(28,119)
VA U.S. Large Value Portfolio	125,456	13,437	(20,913)	(7,476)
VA International Value Portfolio	95,119	8,815	(16,867)	(8,052)
VA International Small Portfolio	76,137	10,160	(18,272)	(8,112)
VA Short-Term Fixed Portfolio	100,796	388	(12)	376
VA Global Bond Portfolio	100,890	5,374	141	5,515

47

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2. Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts:    VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2009, VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount*	Value at Oct. 31, 2009	Unrealized Foreign Exchange Gain (Loss)
11/13/09	981,823	Japanese Yen	$10,682	$10,908	$(226)
11/13/09	7,480	Pound Sterling	12,225	12,276	(51)

			$22,907	$23,184	$(277)

48

*During the year ended October 31, 2009, the Portfolio had limited activity in these transactions.

Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

4. Futures Contracts:    The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Portfolios had no outstanding futures contracts.

The following is a summary of the Portfolios’ location and value of derivative instrument holdings on the Portfolios’ Statement of Assets and Liabilities categorized by primary risk exposure as of October 31, 2009 (amounts in thousands):

	Location on the Statements of Assets and Liabilities	Liability Derivatives Value
		Foreign Exchange Contracts
VA Global Bond Portfolio	Unrealized Loss on Forward Currency Contracts	$(277)

The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios’ Statements of Operations for the Portfolios’ derivative instrument holdings through the year ended October 31, 2009:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency Denominated Amounts

49

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

	Realized Gain (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Equity Contracts
VA U.S. Targeted Value Portfolio*	—	$22
VA U.S. Large Value Portfolio*	—	88
VA International Value Portfolio*	—	37
VA International Small Portfolio*	—	(57)
VA Global Bond Portfolio	$(2,286)	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

	Foreign Exchange Contracts
VA Global Bond Portfolio	$2

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Portfolios had limited activity in these transactions.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA U.S. Targeted Value Portfolio	1.95%	$145	66	$1	$913
VA U.S. Large Value Portfolio	1.73%	182	52	—	461

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

50

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA International Value Portfolio	0.90%	$160	102	—	$670
VA International Small Portfolio	0.92%	154	120	—	520

At October 31, 2009, VA International Value Portfolio and VA International Small Portfolio had loans outstanding in the amounts of $364 and $106 (in thousands), respectively.

I. Securities Lending:

As of October 31, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios’ investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

At October 31, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

51

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	1	78%
VA U.S. Large Value Portfolio	1	74%
VA International Value Portfolio	1	78%
VA International Small Portfolio	2	84%
VA Short-Term Fixed Portfolio	1	83%
VA Global Bond Portfolio	1	83%

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

52

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolios”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

53

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DFAIDG*

1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

	Shares Voted						Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

*	Results are for all Portfolios within DFAIDG

VA U.S. Targeted Value Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:										Need for 50% Voted 40Act:

3	To approve amendments to certain fundamental investment restrictions
3a	Borrowing Money	6,935,869	79.85%	1,211,026	13.94%	539,008	6.21%	NA	NA	79.85%	13.94%	6.21%	NA
3b	Making Loans	7,006,960	80.67%	1,096,923	12.63%	582,020	6.70%	NA	NA	80.67%	12.63%	6.70%	NA
3c	Investing in Real Estate	7,018,148	80.80%	1,109,772	12.78%	557,983	6.42%	NA	NA	80.80%	12.78%	6.42%	NA
3d	Investing in Commodities	7,083,886	81.56%	1,047,403	12.06%	554,614	6.39%	NA	NA	81.56%	12.06%	6.39%	NA
3e	Diversification of Investments	7,069,892	81.40%	1,058,621	12.19%	557,390	6.42%	NA	NA	81.40%	12.19%	6.42%	NA
4	To approve the elimination of certain fundamental investment restrictions
4a	Pledging, Mortgaging, or Hypothecating Assets	6,927,476	79.76%	1,180,074	13.59%	578,353	6.66%	NA	NA	79.76%	13.59%	6.66%	NA
4b	Purchasing Securities on Margin	6,866,883	79.06%	1,261,630	14.53%	557,390	6.42%	NA	NA	79.06%	14.53%	6.42%	NA
4c	Investing in Restricted or Illiquid Securities	6,927,572	79.76%	1,203,717	13.86%	554,614	6.39%	NA	NA	79.76%	13.86%	6.39%	NA
4d	Investing for the Purpose of Exercising Control	6,963,770	80.17%	1,167,519	13.44%	554,614	6.39%	NA	NA	80.17%	13.44%	6.39%	NA
4e	Investing in Other Investment Companies	7,009,072	80.69%	1,122,217	12.92%	554,614	6.39%	NA	NA	80.69%	12.92%	6.39%	NA
4f	Management Ownership of Securities of an Issuer	7,067,161	81.36%	1,064,128	12.25%	554,614	6.39%	NA	NA	81.36%	12.25%	6.39%	NA
4g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	7,035,444	81.00%	1,074,894	12.38%	575,566	6.63%	NA	NA	81.00%	12.38%	6.63%	NA
4h	Investing in Warrants	6,995,482	80.54%	1,135,807	13.08%	554,614	6.39%	NA	NA	80.54%	13.08%	6.39%	NA
4i	Writing or Acquiring Options	6,961,176	80.14%	1,170,113	13.47%	554,614	6.39%	NA	NA	80.14%	13.47%	6.39%	NA

54

VA U.S. Large Value Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:										Need for 50% Voted 40Act:

3	To approve amendments to certain fundamental investment restrictions
3a	Borrowing Money	6,571,953	76.23%	1,055,612	12.24%	993,838	11.53%	NA	NA	76.23%	12.24%	11.53%	NA
3b	Making Loans	6,627,452	76.87%	1,002,402	11.63%	991,549	11.50%	NA	NA	76.87%	11.63%	11.50%	NA
3c	Investing in Real Estate	6,605,429	76.62%	1,039,745	12.06%	976,229	11.32%	NA	NA	76.62%	12.06%	11.32%	NA
3d	Investing in Commodities	6,719,134	77.94%	931,663	10.81%	970,605	11.26%	NA	NA	77.94%	10.81%	11.26%	NA
3e	Diversification of Investments	6,715,048	77.89%	931,703	10.81%	974,651	11.31%	NA	NA	77.89%	10.81%	11.31%	NA
4	To approve the elimination of certain fundamental investment restrictions
4a	Pledging, Mortgaging, or Hypothecating Assets	6,568,279	76.19%	1,069,276	12.40%	983,847	11.41%	NA	NA	76.19%	12.40%	11.41%	NA
4b	Purchasing Securities on Margin	6,567,887	76.18%	1,073,097	12.45%	980,418	11.37%	NA	NA	76.18%	12.45%	11.37%	NA
4c	Investing in Restricted or Illiquid Securities	6,568,943	76.19%	1,072,202	12.44%	980,257	11.37%	NA	NA	76.19%	12.44%	11.37%	NA
4d	Investing for the Purpose of Exercising Control	6,667,878	77.34%	979,034	11.36%	974,490	11.30%	NA	NA	77.34%	11.36%	11.30%	NA
4e	Investing in Other Investment Companies	6,716,380	77.90%	924,765	10.73%	980,257	11.37%	NA	NA	77.90%	10.73%	11.37%	NA
4f	Management Ownership of Securities of an Issuer	6,724,626	78.00%	901,820	10.46%	994,957	11.54%	NA	NA	78.00%	10.46%	11.54%	NA
4g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	6,712,179	77.85%	961,747	11.16%	947,477	10.99%	NA	NA	77.85%	11.16%	10.99%	NA
4h	Investing in Warrants	6,609,254	76.66%	1,039,509	12.06%	972,639	11.28%	NA	NA	76.66%	12.06%	11.28%	NA
4i	Writing or Acquiring Options	6,657,065	77.22%	987,509	11.45%	976,828	11.33%	NA	NA	77.22%	11.45%	11.33%	NA

VA International Value Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:										Need for 50% Voted 40Act:

3	To approve amendments to certain fundamental investment restrictions
3a	Borrowing Money	5,421,902	73.52%	1,225,513	16.62%	727,191	9.86%	NA	NA	73.52%	16.62%	9.86%	NA
3b	Making Loans	5,514,368	74.78%	1,109,201	15.04%	751,036	10.18%	NA	NA	74.78%	15.04%	10.18%	NA
3c	Investing in Real Estate	5,422,580	73.53%	1,223,302	16.59%	728,723	9.88%	NA	NA	73.53%	16.59%	9.88%	NA
3d	Investing in Commodities	5,485,523	74.38%	1,161,608	15.75%	727,475	9.86%	NA	NA	74.38%	15.75%	9.86%	NA
3e	Diversification of Investments	5,596,842	75.89%	1,054,960	14.31%	722,803	9.80%	NA	NA	75.89%	14.31%	9.80%	NA
4	To approve the elimination of certain fundamental investment restrictions
4a	Pledging, Mortgaging, or Hypothecating Assets	5,429,839	73.63%	1,221,964	16.57%	722,803	9.80%	NA	NA	73.63%	16.57%	9.80%	NA
4b	Purchasing Securities on Margin	5,404,257	73.28%	1,242,874	16.85%	727,475	9.86%	NA	NA	73.28%	16.85%	9.86%	NA
4c	Investing in Restricted or Illiquid Securities	5,431,920	73.66%	1,215,211	16.48%	727,475	9.86%	NA	NA	73.66%	16.48%	9.86%	NA
4d	Investing for the Purpose of Exercising Control	5,460,451	74.04%	1,186,680	16.09%	727,475	9.86%	NA	NA	74.04%	16.09%	9.86%	NA
4e	Investing in Other Investment Companies	5,500,830	74.59%	1,146,300	15.54%	727,475	9.86%	NA	NA	74.59%	15.54%	9.86%	NA
4f	Management Ownership of Securities of an Issuer	5,570,674	75.54%	1,076,457	14.60%	727,475	9.86%	NA	NA	75.54%	14.60%	9.86%	NA
4g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	5,481,357	74.33%	1,165,774	15.81%	727,475	9.86%	NA	NA	74.33%	15.81%	9.86%	NA
4h	Investing in Warrants	5,535,602	75.06%	1,111,529	15.07%	727,475	9.86%	NA	NA	75.06%	15.07%	9.86%	NA
4i	Writing or Acquiring Options	5,590,046	75.80%	1,064,089	14.43%	720,471	9.77%	NA	NA	75.80%	14.43%	9.77%	NA
5a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company, on behalf of the Fund	5,551,249	75.28%	977,380	13.25%	845,976	11.47%	NA	NA	75.28%	13.25%	11.47%	NA
5b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company, on behalf of the Fund	5,599,351	75.93%	929,279	12.60%	845,976	11.47%	NA	NA	75.93%	12.60%	11.47%	NA

55

VA International Small Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:										Need for 50% Voted 40Act:

3	To approve amendments to certain fundamental investment restrictions
3a	Borrowing Money	5,663,660	82.57%	605,943	8.83%	589,379	8.59%	NA	NA	82.57%	8.83%	8.59%	NA
3b	Making Loans	5,689,858	82.95%	565,617	8.25%	603,507	8.80%	NA	NA	82.95%	8.25%	8.80%	NA
3c	Investing in Real Estate	5,740,573	83.69%	544,610	7.94%	573,799	8.37%	NA	NA	83.69%	7.94%	8.37%	NA
3d	Investing in Commodities	5,744,061	83.75%	542,313	7.91%	572,607	8.35%	NA	NA	83.75%	7.91%	8.35%	NA
3e	Diversification of Investments	5,729,345	83.53%	555,838	8.10%	573,799	8.37%	NA	NA	83.53%	8.10%	8.37%	NA
4	To approve the elimination of certain fundamental investment restrictions
4a	Pledging, Mortgaging, or Hypothecating Assets	5,678,610	82.79%	606,572	8.84%	573,799	8.37%	NA	NA	82.79%	8.84%	8.37%	NA
4b	Purchasing Securities on Margin	5,665,988	82.61%	619,195	9.03%	573,799	8.37%	NA	NA	82.61%	9.03%	8.37%	NA
4c	Investing in Restricted or Illiquid Securities	5,673,046	82.71%	615,218	8.97%	570,717	8.32%	NA	NA	82.71%	8.97%	8.32%	NA
4d	Investing for the Purpose of Exercising Control	5,734,141	83.60%	554,124	8.08%	570,717	8.32%	NA	NA	83.60%	8.08%	8.32%	NA
4e	Investing in Other Investment Companies	5,720,360	83.40%	567,905	8.28%	570,717	8.32%	NA	NA	83.40%	8.28%	8.32%	NA
4f	Management Ownership of Securities of an Issuer	5,758,428	83.95%	529,837	7.72%	570,717	8.32%	NA	NA	83.95%	7.72%	8.32%	NA
4g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	5,740,896	83.70%	547,369	7.98%	570,717	8.32%	NA	NA	83.70%	7.98%	8.32%	NA
4h	Investing in Warrants	5,728,274	83.51%	559,991	8.16%	570,717	8.32%	NA	NA	83.51%	8.16%	8.32%	NA
4i	Writing or Acquiring Options	5,692,239	82.99%	563,235	8.21%	603,507	8.80%	NA	NA	82.99%	8.21%	8.80%	NA

VA Short-Term Fixed Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:										Need for 50% Voted 40Act:

3	To approve amendments to certain fundamental investment restrictions
3a	Borrowing Money	6,314,739	82.02%	708,319	9.20%	675,570	8.78%	NA	NA	82.02%	9.20%	8.78%	NA
3b	Making Loans	6,354,110	82.54%	663,742	8.62%	680,775	8.84%	NA	NA	82.54%	8.62%	8.84%	NA
3c	Investing in Real Estate	6,354,103	82.54%	660,330	8.58%	684,195	8.89%	NA	NA	82.54%	8.58%	8.89%	NA
3d	Investing in Commodities	6,410,875	83.27%	604,466	7.85%	683,287	8.88%	NA	NA	83.27%	7.85%	8.88%	NA
3e	Diversification of Investments	6,353,000	82.52%	661,433	8.59%	684,195	8.89%	NA	NA	82.52%	8.59%	8.89%	NA
4	To approve the elimination of certain fundamental investment restrictions
4a	Pledging, Mortgaging, or Hypothecating Assets	6,328,131	82.20%	689,721	8.96%	680,775	8.84%	NA	NA	82.20%	8.96%	8.84%	NA
4b	Purchasing Securities on Margin	6,321,938	82.12%	692,495	9.00%	684,195	8.89%	NA	NA	82.12%	9.00%	8.89%	NA
4c	Investing in Restricted or Illiquid Securities	6,345,605	82.43%	672,247	8.73%	680,775	8.84%	NA	NA	82.43%	8.73%	8.84%	NA
4d	Investing for the Purpose of Exercising Control	6,395,906	83.08%	618,527	8.03%	684,195	8.89%	NA	NA	83.08%	8.03%	8.89%	NA
4e	Investing in Other Investment Companies	6,328,553	82.20%	689,299	8.95%	680,775	8.84%	NA	NA	82.20%	8.95%	8.84%	NA
4f	Management Ownership of Securities of an Issuer	6,334,739	82.28%	601,565	7.81%	762,324	9.90%	NA	NA	82.28%	7.81%	9.90%	NA
4g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	6,362,858	82.65%	591,139	7.68%	744,631	9.67%	NA	NA	82.65%	7.68%	9.67%	NA
4h	Investing in Warrants	6,343,994	82.40%	673,858	8.75%	680,775	8.84%	NA	NA	82.40%	8.75%	8.84%	NA
4i	Writing or Acquiring Options	6,348,378	82.46%	669,474	8.70%	680,775	8.84%	NA	NA	82.46%	8.70%	8.84%	NA

56

VA Global Bond Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:

3	To approve amendments to certain fundamental investment restrictions
3a	Borrowing Money	5,857,188	76.22%	740,257	9.63%	1,087,435	14.15%	NA	NA	76.22%	9.63%	14.15%	NA
3b	Making Loans	5,828,539	75.84%	768,906	10.01%	1,087,435	14.15%	NA	NA	75.84%	10.01%	14.15%	NA
3c	Investing in Real Estate	5,863,025	76.29%	731,636	9.52%	1,090,219	14.19%	NA	NA	76.29%	9.52%	14.19%	NA
3d	Investing in Commodities	5,863,906	76.30%	732,299	9.53%	1,088,675	14.17%	NA	NA	76.30%	9.53%	14.17%	NA
3e	Diversification of Investments	5,897,147	76.74%	698,612	9.09%	1,089,121	14.17%	NA	NA	76.74%	9.09%	14.17%	NA
4	To approve the elimination of certain fundamental investment restrictions
4a	Pledging, Mortgaging, or
	Hypothecating Assets	5,845,146	76.06%	750,612	9.77%	1,089,121	14.17%	NA	NA	76.06%	9.77%	14.17%	NA
4b	Purchasing Securities on Margin	5,811,744	75.63%	784,014	10.20%	1,089,121	14.17%	NA	NA	75.63%	10.20%	14.17%	NA
4c	Investing in Restricted or Illiquid
	Securities	5,838,733	75.98%	758,712	9.87%	1,087,435	14.15%	NA	NA	75.98%	9.87%	14.15%	NA
4d	Investing for the Purpose of
	Exercising Control	5,840,635	76.00%	756,810	9.85%	1,087,435	14.15%	NA	NA	76.00%	9.85%	14.15%	NA
4e	Investing in Other Investment
	Companies	5,852,166	76.15%	745,279	9.70%	1,087,435	14.15%	NA	NA	76.15%	9.70%	14.15%	NA
4f	Management Ownership of
	Securities of an Issuer	5,847,353	76.09%	750,092	9.76%	1,087,435	14.15%	NA	NA	76.09%	9.76%	14.15%	NA
4g	Investing in Oil, Gas, or other
	Mineral Exploration,	5,867,744	76.35%	736,658	9.59%	1,080,478	14.06%	NA	NA	76.35%	9.59%	14.06%	NA
	Leases or Development Programs
4h	Investing in Warrants	5,838,298	75.97%	744,616	9.69%	1,101,966	14.34%	NA	NA	75.97%	9.69%	14.34%	NA
4i	Writing or Acquiring Options	5,822,628	75.77%	774,817	10.08%	1,087,435	14.15%	NA	NA	75.77%	10.08%	14.15%	NA

57

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

58

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).
Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).
Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

59

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth

Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG

and DEM. Chairman,

Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.

6300 Bee Cave Road,

Building One

Austin, Texas 78746

Age: 62

	DFAITC -since 1993 DFAIDG -since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto

Director, Chief Investment Officer and Vice President

of DFAIDG, DIG and

DEM.

Trustee, Chief Investment Officer and Vice President

of DFAITC

6300 Bee Cave Road,

Building One

Austin, TX 78746

Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

60

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008

Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

61

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009

Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007

Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003

Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

62

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009

Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

63

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

64

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

65

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

66

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short-Term Capital Gain(7)
VA U.S. Targeted Value Portfolio	80%	20%	—	100%	100%	100%	—	—	—	100%	100%
VA U.S. Large Value Portfolio	100%	—	—	100%	100%	100%	—	—	—	100%	100%
VA International Value Portfolio	31%	—	69%	100%	100%	100%	—	4%	69%	100%	100%
VA International Small Portfolio	36%	9%	55%	100%	100%	100%	—	4%	66%	100%	100%
VA Short-Term Fixed Portfolio	100%	—	—	100%	—	—	100%	—	—	100%	—
VA Global Bond Portfolio	100%	—	—	100%	—	—	24%	—	—	100%	—

(1)	Qualifying dividends represent dividends which qualify for the Corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.
(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short term capital gain and net investment income distributions).
(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.
(6)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

67

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Annual Report

Year Ended October 31, 2009

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

Table of Contents

Continued

ii

Table of Contents

Continued

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	Credit rating enhanced by guaranty or insurance from National Public Finance Guarantee Corp.
P.L.C.	Public Limited Company
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
REIT	Real Estate Investment Trust
SA	Special Assessment
SCSDE	South Carolina State Department of Education
SPDR	Standard & Poor’s Depository Receipts
TAN	Tax Anticipation Note

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2009.
(y)	The rate shown is the effective yield.
(t)	Face Amount denominated in Australian Dollars.
(g)	Face Amount denominated in British Pounds.
(e)	Face Amount denominated in Euro.
(j)	Face Amount denominated in Japanese Yen.
(z)	Face Amount denominated in New Zealand Dollars.
(n)	Face Amount denominated in Norwegian Krone.
(u)	Face Amount denominated in United States Dollars.
§	Affiliated Fund.
❖	Security segregated as collateral for the Open Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A	Does not apply to this fund.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
REITs	Real Estate Investment Trusts
(a)	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

U.S. Large Company Portfolio Institutional Class vs.

S&P 500® Index

October 31, 1999-October 31, 2009

Enhanced U.S. Large Company Portfolio Institutional Class vs.

S&P 500® Index

October 31, 1999-October 31, 2009

U.S. Large Cap Value Portfolio Institutional Class vs.

Russell 1000® Value Index

October 31, 1999-October 31, 2009

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

U.S. Targeted Value Portfolio Institutional Class vs.

Russell 2000® Value Index

February 23, 2000-October 31, 2009

U.S. Targeted Value Portfolio Class R1 vs.

Russell 2000® Value Index

January 31, 2008-October 31, 2009

U.S. Targeted Value Portfolio Class R2 vs.

Russell 2000® Value Index

June 30, 2008-October 31, 2009

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

U.S. Small Cap Value Portfolio Institutional Class vs.

Russell 2000® Value Index

October 31, 1999-October 31, 2009

U.S. Core Equity 1 Portfolio Institutional Class vs.

Russell 3000® Index

September 15, 2005-October 31, 2009

U.S. Core Equity 2 Portfolio Institutional Class vs.

Russell 3000® Index

September 15, 2005-October 31, 2009

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

U.S. Vector Equity Portfolio Institutional Class vs.

Russell 2500™ Index

December 30, 2005-October 31, 2009

T.A. U.S. Core Equity 2 Portfolio Institutional Class vs.

Russell 3000® Index

October 4, 2007-October 31, 2009

U.S. Small Cap Portfolio Institutional Class vs.

Russell 2000® Index

October 31, 1999-October 31, 2009

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

U.S. Micro Cap Portfolio Institutional Class vs.

Russell 2000® Index

October 31, 1999-October 31, 2009

DFA Real Estate Securities Portfolio Institutional Class vs.

Dow Jones U.S. Select REIT IndexSM, S&P 500® Index

October 31, 1999-October 31, 2009

Large Cap International Portfolio Institutional Class vs.

MSCI World ex USA Index (net dividends)

October 31, 1999-October 31, 2009

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

International Core Equity Portfolio Institutional Class vs.

MSCI World ex USA Index (net dividends)

September 15, 2005-October 31, 2009

T.A. World ex U.S. Core Equity Portfolio Institutional Class vs.

MSCI All Country World ex USA Index (net dividends)

March 6, 2008-October 31, 2009

International Small Company Portfolio Institutional Class vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

Japanese Small Company Portfolio Institutional Class vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

Asia Pacific Small Company Portfolio Institutional Class vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

United Kingdom Small Company Portfolio Institutional Class vs.

MSCI UK Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

9

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

Continental Small Company Portfolio Institutional Class vs.

MSCI Europe ex UK Small Cap Index (net dividends),

October 31, 1999-October 31, 2009

DFA International Real Estate Securities Portfolio Institutional Class vs.

S&P Global ex US REIT Index (net dividends), S&P Global ex US REIT Index (gross dividends)

March 1, 2007-October 31, 2009

DFA Global Real Estate Securities Portfolio Institutional Class vs.

S&P Global REIT Index (net dividends), S&P Global REIT Index (gross dividends)

June 4, 2008-October 31, 2009

10

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

DFA International Small Cap Value Portfolio Institutional Class vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

International Vector Equity Portfolio Institutional Class vs.

MSCI World ex USA Index (net dividends)

August 14, 2008-October 31, 2009

Emerging Markets Portfolio Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

October 31, 1999-October 31, 2009

11

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

Emerging Markets Small Cap Portfolio Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

October 31, 1999-October 31, 2009

Emerging Markets Core Equity Portfolio Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

April 5, 2005-October 31, 2009

DFA One-Year Fixed Income Portfolio Institutional Class vs.

BofA Merrill Lynch Six-Month US Treasury Bill Index, BofA Merrill Lynch One-Year US Treasury Note Index

October 31, 1999-October 31, 2009

12

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

DFA Two-Year Global Fixed Income Portfolio Institutional Class vs.

Citigroup World Government Bond Index 1-3 Years (hedged)

October 31, 1999-October 31, 2009

DFA Selectively Hedged Global Fixed Income Portfolio Institutional Class vs.

Citigroup World Government Bond Index 1-3 Years (unhedged)

January 9, 2008-October 31, 2009

DFA Five-Year Government Portfolio Institutional Class vs.

BofA Merrill Lynch US Treasury/Agency Index 1-5 Years

October 31, 1999-October 31, 2009

13

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

DFA Five-Year Global Fixed Income Portfolio Institutional Class vs.

Citigroup World Government Bond Index 1-5 Years (hedged)

October 31, 1999-October 31, 2009

DFA Intermediate Government Fixed Income Portfolio Institutional Class vs.

Barclays Capital US Government Bond Index

October 31, 1999-October 31, 2009

DFA Short-Term Extended Quality Portfolio Institutional Class vs.

BofA Merrill Lynch US Corporate and Government Index 1-5 Years

March 4, 2009-October 31, 2009

14

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

DFA Inflation-Protected Securities Portfolio Institutional Class vs.

Barclays Capital US TIPS Index (Series-L)

September 18, 2006-October 31, 2009

DFA Short-Term Municipal Bond Portfolio Institutional Class vs.

Barclays Capital Municipal Bond Index 3 Years

August 20, 2002-October 31, 2009

DFA California Short-Term Municipal Bond Portfolio Institutional Class vs.

BofA Merrill Lynch California Municipal Bond Index 1-3 Years

April 2, 2007-October 31, 2009

15

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2009

The year ending October 31, 2009, was among the most volatile periods in U.S. market history. Broad market returns were positive with stocks represented by the mid cap index outperforming those within both small cap and large cap indexes and stocks represented by the growth index outperforming those represented by the value index. Investors moving out of stocks, beginning in late 2008 and extending into early 2009, contributed to high volatility and negative returns over that period. Markets turned sharply higher in March, and the size and value premiums both turned positive over the eight months ending October 2009. Although the large cap index outperformed the small cap index, and the growth index outperformed the value index, returns within the broader market (Russell 3000® Index) demonstrate that there was a positive small size premium and a positive value premium. This counterintuitive result occurred because the stock markets were characterized by extreme volatility, and the indexes, which are reconstituted annually, were not able to rebalance during the course of the year to maintain their intended asset class exposure. Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio’s holdings. Size is measured by market capitalization, and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 12 months ended October 31, 2009, the total return of the Russell Microcap® Index was 5.06%, the Russell 2000® Index was 6.46%, the CRSP 6-10 Index was 20.94%, and the MSCI US Small Cap 1750 Index was 14.11%. Large cap growth stocks outperformed large cap value stocks, as measured by the Russell 1000® Growth Index and Russell 1000® Value Index. Small cap growth stocks outperformed small cap value stocks, by a lesser amount than in large caps, as measured by the Russell 2000® Growth Index and Russell 2000® Value Index.

Total Return for 12 Months Ended October 31, 2009

Russell 2000® Index (small cap companies)	6.46%
Russell Midcap® Index (mid cap companies)	18.74%
Russell 1000® Index (large cap companies)	11.19%
Russell 3000® Value Index	4.55%
Russell 3000® Growth Index	17.04%

Further dividing the large, mid, and small cap market segments by value and growth characteristics shows more detail in the performance differences over the period.

Total Return for 12 Months Ended October 31, 2009

Russell 1000® Value Index (large cap value companies)	4.78%
Russell 1000® Growth Index (large cap growth companies)	17.50%
Russell Midcap® Value Index (mid cap value companies)	14.52%
Russell Midcap® Growth Index (mid cap growth companies)	22.48%
Russell 2500TM Value Index (small/mid cap value companies)	8.56%
Russell 2500TM Growth Index (small/mid cap growth companies)	18.20%
Russell 2000® Value Index (small cap value companies)	1.95%
Russell 2000® Growth Index (small cap growth companies)	11.34%

Source: Russell data copyright © Russell Investment Group 1995-2009, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2009 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of

16

REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors (the “Advisor”) generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Master-Feeder Structure

Certain portfolios described below, called “Feeder Funds,” do not buy individual securities directly; instead, these portfolios invest in corresponding funds called “Master Funds.” Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolios’ Performance Overview

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500® Index by purchasing shares of a Master Fund that invests in S&P 500® Index stocks in approximately the same proportions as they are represented in the Index. The Portfolio was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2009, the total return was 10.08% for the Portfolio and 9.80% for the S&P 500® Index. Relative to the Index, outperformance was mostly due to the flexible trading approach employed by the Master Fund to gain exposure to the performance of the Index during periods of index reconstitution.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return performance of the S&P 500® Index by using an “enhanced cash” strategy. This strategy combines investment in high-grade, short-term fixed income instruments with an overlay of S&P 500® Index futures contracts or swaps. For the 12 months ended October 31, 2009, approximately 97% of the overlay instruments consisted of S&P 500® Index futures contracts. Swaps and ETFs completed the equity exposure for the last month of the fiscal year. The behavior of S&P 500® Index futures contracts and ETFs linked to the S&P 500® Index is determined principally by the performance of the S&P 500® Index.

For the 12 months ended October 31, 2009, the total return was 12.23% for the Portfolio and 9.80% for the S&P 500® Index. Relative to the Index, the Portfolio’s outperformance was primarily due to the fixed income component of the Portfolio exceeding the return embedded in the Portfolio’s S&P 500 futures contracts. The Portfolio’s concentration in government agency and corporate fixed income securities with maturities between one and two years had the most significant contribution to the outperformance.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 213 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets.

As a result of the Master Fund’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 11.76% for the Portfolio and 4.78% for the Russell 1000® Value Index. The Portfolio benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Master Fund’s greater exposure to stocks with more pronounced value characteristics and composition differences along the value/growth dimension added approximately 4.2% to the relative performance. Differences in sector weights between the Portfolio and Index also contributed to the outperformance.

17

The Master Fund’s larger allocation than the Index to consumer discretionary stocks, due to its strategy of maintaining consistent large cap value exposure, added approximately 3% to relative performance. The Portfolio also benefited from composition differences among the Master Fund’s basket of financial stocks, which added approximately 3.6% to relative performance.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid capitalization value stocks. The investment strategy employed by the U.S. Targeted Value Portfolio is a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,580 stocks, and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 9.47% for the Institutional Class shares of the Portfolio, 9.36% for the Class R1 shares of the Portfolio and 9.23% for the Class R2 shares of the Portfolio, as compared to 1.95% for the Russell 2000® Value Index. The Portfolio benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Portfolio’s deeper value tilt contributed to outperformance. The Portfolio’s greater exposure to value stocks (42% of the Portfolio compared to 33% of the Index) added approximately 3.7% to the relative performance. Differences in sector weights between the Portfolio and Index also contributed to performance differences. The Portfolio’s greater exposure to information technology stocks and consumer discretionary stocks, due to its strategy of maintaining consistent small and value exposure, added approximately 1.5% and 1.1% respectively to relative performance.

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company and value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,634 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 9.97% for the Portfolio and 1.95% for the Russell 2000® Value Index. The Portfolio benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Portfolio’s greater exposure to stocks with more pronounced value characteristics added approximately 4.0% to the relative performance. Higher exposure to, and differences in portfolio composition with respect to, the smallest stocks added approximately 3.8% to the Portfolio’s relative performance.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 3,476 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 11.64% for the Portfolio and 10.83% for the Russell 3000® Index. Relative to the Index, the Portfolio benefited from its greater small cap and value allocations and a positive size premium and value premium over the last eight months of the period. The Portfolio’s exposure to value stocks (on

18

average 9% more than the Index) added approximately 1.0% to the relative return. The Portfolio’s greater exposure to small cap stocks also contributed to the outperformance. The Portfolio’s increased exposure to the financials sector, which comes as a result of the Portfolio’s construction methodology which emphasizes value companies, detracted approximately 0.5% from relative return.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. Core Equity 1 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 3,575 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 10.66% for the Portfolio and 10.83% for the Russell 3000® Index. The Portfolio’s increased exposure to the financials sector, which comes as a result of the Portfolio’s construction methodology which emphasizes value companies, detracted approximately 1.5% from the relative return. Relative to the Index, the Portfolio benefited from its greater small cap and value allocations and a positive size premium and value premium over the last eight months of the period. The Portfolio’s exposure to value stocks (on average 17% more than the Index) added approximately 1.3% to the relative return. The Portfolio’s greater exposure to small cap stocks also had a positive impact.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of U.S. stocks with stronger exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. Core Equity 2 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 3,310 stocks and essentially was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 9.47% for the Portfolio and 13.26% for the Russell 2500TM Index. The Portfolio’s increased exposure to the financials sector, which comes as a result of the Portfolio’s construction methodology which emphasizes value companies, detracted approximately 2.5% from the relative return. Relative to the Index, the Portfolio benefited from its greater small cap and value allocations and a positive size premium and value premium over the last eight months of the period. The Portfolio’s exposure to value stocks (more than twice the weight of the Index on average) added approximately 2.2% to the relative return. The Portfolio’s greater exposure to small cap stocks also had a positive impact.

T.A. U.S. Core Equity 2 Portfolio

The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio, while minimizing federal income tax implications of investment decisions. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 3,177 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months

19

ended October 31, 2009, total returns were 10.28% for the Portfolio and 10.83% for the Russell 3000® Index. The Portfolio’s tilt toward value companies caused an increased exposure to the financials sector, which was the worst performing sector of the period. This increase in exposure and specific composition detracted approximately 1.0% from the Portfolio’s performance relative to the Index. The Portfolio benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Portfolio benefited from its greater small cap and value allocations and a positive size premium and value premium over the last eight months of the period. The Portfolio’s exposure to value stocks (on average 18% more than the Index) added approximately 1.0% to the relative return. The Portfolio’s greater exposure to small cap stocks also had a positive impact.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,780 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 13.08% for the Portfolio and 6.46% for the Russell 2000® Index. The Portfolio benefited from a positive size premium over the last eight months of the period. Relative to the Index, the Portfolio’s outperformance was primarily due to a larger allocation to small cap and micro cap stocks. The Portfolio also benefited from its larger allocation to the consumer discretionary and information technology sectors, due to the Portfolio’s strategy of maintaining consistent size exposure, which added approximately 1.7% and 0.7% respectively to the relative performance.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,452 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 6.61% for the Portfolio and 6.46% for the Russell 2000® Index. The Portfolio benefited from a positive size premium over the last eight months of the period. Relative to the Index, the Portfolio’s outperformance was primarily due to a larger allocation to micro cap stocks. On average, more than 50% of the Portfolio was allocated to the tiniest micro cap stocks, compared to 25% for the Index, adding approximately 1.1% to the relative performance.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g., REITs), but does not attempt to track closely a specific index. As of October 31, 2009, the Portfolio held 105 REITs and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 0.98% for the Portfolio, 9.80% for the S&P 500® Index and -0.26% for the Dow Jones U.S. Select REIT IndexSM. Over the period, the Portfolio’s greater diversification than the Dow Jones U.S. Select REIT IndexSM, including allocations to smaller REITs and net-lease REITs entirely excluded from the Index, contributed to the outperformance. Small REITs generally outperformed the broader

20

Index. Composition differences between the Portfolio and the Index across sectors also had a positive impact on the Portfolio’s relative performance.

As of March 31, 2009, the Dow Jones Wilshire REIT IndexSM has been discontinued, and the Dow Jones U.S. Select REIT IndexSM has been selected to take its place as an appropriate benchmark for the Portfolio. According to the index provider, Dow Jones Indexes, the Dow Jones U.S. Select REIT IndexSM uses the same methodology, composition and historical data back to 1987 as the Portfolio’s previous benchmark.

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

21

Gains in emerging markets were better, on average, than in developed markets, although results varied widely among the individual emerging markets countries. For the 12 month period, returns in U.S. dollars were 64.13% for the MSCI Emerging Markets Index (net dividends) and 27.83% for the MSCI World ex USA Index (net dividends).

12 Months Ended October 31, 2009

Country	U.S. Dollar Return
Argentina	53.21%
Brazil	91.55%
Chile	61.68%
China	82.16%
Czech Republic	26.83%
Hungary	63.54%
India	77.12%
Indonesia	127.39%
Israel	31.43%
Malaysia	56.99%
Mexico	39.79%
Philippines	50.71%
Poland	23.09%
South Africa	61.69%
South Korea	56.17%
Taiwan	48.86%
Thailand	78.58%
Turkey	68.21%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Global REIT Market Review

The publicly-traded REIT market experienced significant volatility during the 1-year period ended October 31, 2009. REITs were particularly impacted by the credit crises that started with Lehman Brothers’ bankruptcy, as financing became increasingly expensive or unavailable, and serious concerns over both the residential and commercial real estate markets rippled through REIT valuations. The S&P Global REIT Index (net dividends) lost 34.55% from October 31, 2008 through February 28, 2009, which was on the heels of its largest ever monthly decline (–30.56%) in October 2008. The Index then returned 71.68% from February 28 through October 31, 2009, after large amounts of government-supplied liquidity helped ease the credit crisis and restored confidence in the markets. During this 8-month period, the Index saw its largest ever monthly return (+20.9%) in April 2009.

12 Months Ended October 31, 2009

U.S. Dollar Return
S&P Global ex U.S. REIT Index (net dividends)	30.51%
S&P Global REIT Index (net dividends)	12.36%

Master-Feeder Structure

Certain portfolios described below, called “Feeder Funds,” do not buy individual securities directly; instead, these portfolios invest in corresponding funds called “Master Funds.” The Master Funds, in turn, purchase stocks and/or other securities.

22

International Equity Portfolios’ Performance Overview

Large Cap International Portfolio

The Large Cap International Portfolio seeks to capture the returns of a broadly diversified basket of international large company stocks. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,212 stocks in 22 developed country markets and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 25.20% for the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). No single stock, industry sector, or geographical region explained a significant amount of the performance difference. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Portfolio and the Index had a significant impact on relative performance.

International Core Equity Portfolio

The International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 4,785 stocks in 22 developed country markets and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than by the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 34.81% for the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). Relative to the Index, the Portfolio’s outperformance was primarily due to strong tilts towards small cap and value stocks. On average, the deepest value names constituted 44% of the Portfolio as compared to 26% for the Index. Small cap stocks, which accounted for 18% of the Portfolio on average and were excluded from the Index, also added to relative performance. The Portfolio’s larger relative allocation to materials and industrials, the best performing industries over the period, and smaller relative allocation to utilities and healthcare, the worst performing industries over the period, also contributed to the relative outperformance.

T.A. World ex U.S. Core Equity Portfolio

The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with stronger exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The Portfolio intends to consider the effects of the realization of capital gains and taxable dividend income. When selling a security, the Portfolio typically will select the highest cost shares in order to limit the realization of capital gains and, when possible, will refrain from disposing of a security until the long-term holding period for capital gains tax purposes has been satisfied. The purchase of a stock may be delayed to avoid dividend income, and a stock may be sold to realize a capital loss, subject to applicable investment criteria. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 4,239 stocks in 22 developed country markets and 18 emerging markets countries. The Portfolio was mostly invested in equities throughout the year as the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than by the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 42.13% for the Portfolio and 34.10% for the MSCI All

23

Country World ex USA Index (net dividends). Relative to the Index, the Portfolio’s outperformance was primarily due to strong tilts towards small cap and value stocks. On average, the deepest value names constituted 43% of the Portfolio as compared to 26% for the Index. Small cap stocks, which accounted for 37% of the Portfolio as compared to 8% for the Index, also added to relative performance. The Portfolio’s larger relative allocation to materials, financials, and industrials, the best performing industries over the period, and smaller relative allocation to utilities and healthcare, the worst performing industries over the period, also contributed to the relative outperformance.

International Small Company Portfolio

The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (excluding the U.K.), Japan, and Asia Pacific. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Funds held 4,201 stocks in 22 developed country markets and were mostly invested in equities throughout the year: the combined average non-equitized cash level for the period was less than 1% of the Master Funds’ assets.

As a result of the Master Funds’ diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. Over the period, international small company stocks outperformed international large company stocks. For the 12 months ended October 31, 2009, total returns were 42.34% for the Portfolio and 50.01% for the MSCI World ex USA Small Cap Index (net dividends). The Master Funds hold a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Portfolio underperformed primarily due to composition differences in the Continental Europe region, particularly in value stocks. The Portfolio and Index held a number of securities in common, but in different weights, due to the different methods for defining size and the Portfolio’s exclusion rules. Other differences in performance resulted from the process of continually rebalancing the Master Funds toward their targets. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Master Fund and the Index had a significant impact on relative performance.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 1,313 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for period was less than 1% of the Master Fund’s assets.

As a result of the Master Fund’s diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. Over the period, Japanese small company stocks outperformed Japanese large company stocks. For the 12 months ended October 31, 2009, total returns were 22.08% for the Portfolio and 24.60% for the MSCI Japan Small Cap Index (net dividends). The Master Fund holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Portfolio underperformed primarily due to composition differences, a result of the Master Fund’s process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Master Fund and the Index had a significant impact on relative performance.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The

24

investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 963 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, New Zealand, and Singapore (approximately 59%, 21%, 7%, and 13% respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks constructed by the Advisor. The allocations do not represent a forecast of future performance and are subject to change by the Advisor. The average non-equitized cash level for period was less than 1% of the Master Fund’s assets.

As a result of the Master Fund’s diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. Over the period, Asia Pacific small company stocks outperformed Asia Pacific large company stocks. For the 12 months ended October 31, 2009, total returns were 84.11% for the Portfolio and 90.41% for the MSCI Pacific ex Japan Small Cap Index (net dividends). The Master Fund holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Portfolio underperformed primarily due to composition differences, a result of the Master Fund’s process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Master Fund and the Index had a significant impact on relative performance.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 386 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets.

As a result of the Master Fund’s diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. Over the period, U.K. small company stocks outperformed U.K. large company stocks. For the 12 months ended October 31, 2009, total returns were 42.81% for the Portfolio and 51.09% for the MSCI UK Small Cap Index (net dividends). The Master Fund holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Portfolio underperformed primarily due to composition differences, a result of the Master Fund’s process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Master Fund and the Index had a significant impact on relative performance.

Continental Small Company Portfolio

The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 1,234 stocks in 15 developed continental European countries. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks constructed by the Advisor. Country allocations do not represent a forecast of future performance and are subject to change by the Advisor. The average non-equitized cash level for period was less than 1% of the Master Fund’s assets.

As a result of the Master Fund’s diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of

25

a limited number of stocks. Over the period, continental European small company stocks outperformed continental European large company stocks. For the 12 months ended October 31, 2009, total returns were 43.12% for the Portfolio and 57.29% for the MSCI Europe ex UK Small Cap Index (net dividends). The Master Fund holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Portfolio underperformed primarily due to composition differences, a result of the Portolio’s process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Master Fund and the Index had a significant impact on relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets, but does not attempt to track closely a specific index. As of October 31, 2009, the Portfolio held 172 stocks in 16 developed and emerging countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified approach, performance was determined principally by structural trends in international real estate securities markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 29.25% for the Portfolio, 31.95% for the S&P Global ex US REIT Index (gross dividends), and 30.51% for the S&P Global ex US REIT Index (net dividends). The Portfolio’s underperformance relative to the Indexes was primarily the result of withholding taxes, expenses, and a difference in the timing of the pricing of securities and foreign exchange rates between the Portfolio and the Indexes. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 P.M. London time. Relative to the Index (net dividends), the Portfolio benefited from a smaller allocation to large cap REITs which generally underperformed over the period.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track closely a specific index. As of October 31, 2009, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio. As of October 31, 2009, the Portfolio had exposure to 277 stocks, through its underlying funds, in 17 developed and emerging markets countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the diversified approach of the Portfolio’s underlying funds, performance was principally determined by structural trends in global real estate securities markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 13.81% for the Portfolio, 14.11% for the S&P Global REIT Index (gross dividends), and 12.36% for the S&P Global REIT Index (net dividends). Relative to the Index (net dividends), the Portfolio’s outperformance was primarily due to a greater allocation to small cap REITs, which outperformed over the period, and a smaller allocation to large cap REITs, which generally underperformed over the period.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,127 stocks in 22 developed countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

26

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. Over the period, international small stocks outperformed international large stocks and international value stocks outperformed international growth stocks. For the 12 months ended October 31, 2009, total returns were 41.42% for the Portfolio and 50.01% for the MSCI World ex USA Small Cap Index (net dividends). The Portfolio holds a large number of stocks, and no single stock explained a significant amount of the performance difference. The Portfolio’s greater allocation than the Index to value stocks had a positive impact on relative performance. However, composition differences in the Portfolio’s stock portfolio relative to the Index had a greater negative impact. The Portfolio and Index held a number of securities in common, but in different weights, due to the different methods for defining size and value and the Portfolio’s exclusion rules. Other differences in performance resulted from the process of continually rebalancing the Portfolio toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Portfolio and the Index had a significant impact on relative performance.

International Vector Equity Portfolio

The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with stronger exposure to smaller company stocks and those with value characteristics, as measured by book-to-market ratio, than the International Core Equity Portfolio. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,989 stocks in 22 developed country markets and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than by the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 39.52% for the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). Relative to the Index, the Portfolio’s outperformance was primarily due to strong tilts towards small cap and value stocks. On average, the deepest value names constituted 53% of the Portfolio as compared to 26% for the Index. Small cap stocks, which accounted for 26% of the Portfolio on average and were excluded from the Index, also added to relative performance. The Portfolio’s larger relative allocation to materials and industrials, the best performing industries over the period, and smaller relative allocation to utilities and healthcare, the worst performing industries over the period, also contributed to the relative outperformance.

Emerging Markets Portfolio

The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 654 stocks in 18 emerging countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets. The Master Fund’s target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Master Fund’s diversified approach, performance was generally determined by structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 53.39% for the Portfolio and 64.13% for the MSCI Emerging Markets Index (net dividends). The Portfolio’s relative underperformance was primarily due to differences in country weights and in the composition of the Master Fund’s holdings relative to the Index. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Master Fund and the Index had a significant impact on relative performance.

27

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 2,152 stocks across 16 emerging countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets. The Master Fund’s target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Master Fund’s diversified approach, performance was generally determined by structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 91.35% for the Portfolio and 64.13% for the MSCI Emerging Markets Index (net dividends). The Portfolio outperformed primarily because small cap stocks dramatically outperformed large cap stocks during the period. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Master Fund and the Index had a significant impact on relative performance.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio seeks to capture the returns of the broad universe of emerging markets stocks with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification and consistent exposure to emerging market countries, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,665 stocks across 18 emerging countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets. The Portfolio’s target country weights were capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Portfolio’s diversified approach, performance was generally determined by structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 69.47% for the Portfolio and 64.13% for the MSCI Emerging Markets Index (net dividends). The Portfolio’s outperformance was primarily due to a stronger tilt than the Index toward value and small cap stocks, which outperformed their growth and large cap counterparts. Composition differences in the Portfolio’s holdings relative to the Index also had a positive impact on the relative performance. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Portfolio and the Index had a significant impact on relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2009

U.S. and international credit markets experienced high levels of volatility in the fiscal year ended October 31, 2009. Investor appetite for credit risk returned as the year progressed, and credit spreads narrowed significantly. Over the course of the year the U.S. Federal Reserve lowered the target rate for federal funds from 1.00% on October 31, 2008 to between 0% and 0.25% by October 31, 2009, and continued to add liquidity into the financial system through various loan programs and capital injections into financial institutions. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate (LIBOR), a widely-used benchmark of short-term interest rates, fell 275 basis points during the 12 months ended October 31, 2009, while the yield on ten-year U.S. Treasury notes declined 57 basis points. The yield curve remained upwardly sloped throughout the year.

28

	10/31/09	10/31/08	Change
Three-Month LIBOR (yield)	0.28%	3.03%	–90.76%
Ten-Year U.S. Treasury Notes (yield)	3.38%	3.95%	–14.43%

Source: Bloomberg. “Change” values are calculated prior to rounding.

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2009, total returns were 0.32% for three-month U.S. Treasury bills, 6.77% for five-year U.S. Treasury notes, and 5.57% for thirty-year U.S. Treasury bonds.

Some of the Advisor’s fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios lengthened, reflecting upwardly sloped yield curves in the U.S.

Fixed Income Portfolio Performance Overview

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if expected premiums can be documented. The average maturity of the Portfolio increased to 340 days on October 31, 2009, from 265 days on October 31, 2008.

For the 12 months ended October 31, 2009 the total return was 3.80% for the Portfolio, 1.05% for the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index, and 1.86% for the BofA Merrill Lynch One-Year U.S. Treasury Note Index. During the period, interest rates declined but maintained a positive expected return premium. Relative to the Indexes, the Portfolio benefited from exposure to securities with higher credit risk premium. The Portfolio had exposure to corporate and agency debt, which significantly outperformed Treasury debt during the period of tightening credit spreads. Additionally, the Portfolio benefited from the period of falling interest rates, as it maintained a higher average maturity than the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and had allocations to 1-2 year maturity securities, which significantly outperformed less-than-1-year maturity securities. The benchmarks had no exposure to securities with maturities of over one year.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in two years or less. Eligible countries include but are not limited to Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Norway, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if expected premiums can be documented. The average maturity of the Portfolio increased to 1.46 years on October 31, 2009, from 0.74 years on October 31, 2008.

29

For the 12 months ended October 31, 2009 the total return was 3.71% for the Portfolio and 3.42% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to the Index, outperformance of the Portfolio was primarily due to structural and maturity differences between the Portfolio and Index. A higher exposure to government agency securities, which outperformed sovereign government debt, had a positive impact on the relative performance. The Portfolio had an average duration of 1.42 years on October 31, 2009 compared to 1.89 years for the Index, which limited relative returns in a falling interest rate environment.

DFA Selectively Hedged Global Fixed Income Portfolio

The DFA Selectively Hedged Global Fixed Income Portfolio seeks to maximize risk-adjusted returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. It hedges foreign currency exposure on a selective basis to capture the higher interest rates that may be offered in foreign yield curves. Eligible countries include but are not limited to Australia, Canada, Denmark, the EMU countries, Japan, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if expected premiums can be documented. The average maturity of the Portfolio increased to 1.31 years on October 31, 2009, from 0.47 years on October 31, 2008.

For the 12 months ended October 31, 2009, total returns were 12.23% for the Portfolio and 12.18% for the Citigroup World Government Bond Index 1-3 Years (unhedged). Relative to the Index, outperformance of the Portfolio was primarily due to differences in currency exposures. In particular, the Portfolio was aided by its unhedged Australian Dollar, New Zealand Dollar and Norwegian Krone holdings.

DFA Five-Year Government Portfolio

The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if expected premiums can be documented. The average maturity of the Portfolio decreased to 3.06 years on October 31, 2009 from 3.46 years on October 31, 2008.

For the 12 months ended October 31, 2009, total returns were 7.27% for the Portfolio and 4.56% for the BofA Merrill Lynch US Treasury/Agency Index 1-5 Years. Relative to the Index, outperformance by the Portfolio was primarily due to structural differences. The Portfolio had much higher exposure to agency debt, which significantly outperformed Treasury debt during the period of significantly tightening credit spreads. Interest rates declined during the period, but the yield curve continued to be upwardly-sloped and exhibited positive expected term premium. The Portfolio also benefited from a longer duration than the Index during the period when interest rates declined.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Norway, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if expected premiums can be documented. The average maturity of the Portfolio increased from 2.46 years on October 31, 2008 to 3.52 years on October 31, 2009.

30

For the 12 months ended October 31, 2009 the total return was 7.74% for the Portfolio and 4.26% for the Citigroup World Government Bond Index 1-5 Years (hedged). Relative to the Index, outperformance by the Portfolio was primarily due to structural and maturity differences. A higher exposure to government agency and corporate securities, during a period when credit spreads narrowed relative to sovereign governments, contributed to the outperformance.

DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio decreased to 5.83 years on October 31, 2009 from 6.37 years on October 31, 2008.

For the 12 months ended October 31, 2009, total returns were 10.71% for the Portfolio and 7.05% for the Barclays Capital U.S. Government Bond Index. The Portfolio’s outperformance was primarily due to a much higher allocation to agency debt, which significantly outperformed Treasury debt during the period of tightening credit spreads. The Portfolio also benefited from the period of falling interest rates, as it had a higher allocation to securities with maturities greater than ten years.

DFA Short-Term Extended Quality Portfolio

The DFA Short-Term Extended Quality Fixed Income Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum. However, the Portfolio will not emphasize investment grade obligations rated in the lower half of the investment grade spectrum when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within five years from the date of settlement, and seeks to maintain an average portfolio duration of approximately three years or less. The Portfolio hedges foreign currency risks. The average maturity of the Portfolio was 3.12 years on October 31, 2009.

From the Portfolio’s inception on March 4, 2009, through October 31, 2009, total returns were 7.49% for the Portfolio and 5.24% for the BofA Merrill Lynch US Corporate and Government Index 1-5 Years. Relative to the Index, the Portfolio’s outperformance was primarily due to its significant overweight in corporate securities during the period when corporate securities outperformed government securities. The Portfolio’s average duration remained close to 2.8 years over the period as upwardly sloped yield curves exhibited positive expected return premiums.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio seeks to provide inflation protection and current income from investing generally in inflation-protected securities issued by the US government and its agencies and instrumentalities with maturities of between five and twenty years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio increased to 8.73 years on October 31, 2009, from 8.60 years on October 31, 2008.

For the 12 months ended October 31, 2009, total returns were 17.70% for the Portfolio and 17.15% for the Barclays Capital U.S. TIPS Index. The Portfolio’s outperformance was primarily due to structural differences with the Index. A much lower allocation to short-term securities, which underperformed intermediate and long-term securities during the period of falling interest rates, contributed to the outperformance.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high-quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio increased to 2.78 years on October 31, 2009 from 1.53 years on October 31, 2008.

31

For the 12 months ended October 31, 2009, total returns were 4.32% for the Portfolio and 7.34% for the Barclays Capital Municipal Bond Index 3 Years. Municipal interest rates decreased significantly during the period, and the Portfolio’s relative underperformance was primarily due to its shorter duration.

DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of municipal securities providing current income exempt from federal personal income taxes and California state personal income taxes. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity increased to 2.78 years on October 31, 2009, from 2.12 years on October 31, 2008.

For the 12 months ended October 31, 2009, total returns were 4.91% for the Portfolio and 5.37% for the BofA Merrill Lynch California Municipal Bond Index 1-3 Years. California municipal interest rates decreased significantly during the period, and the Portfolio’s 25% average allocation to securities with maturities of less than one year contributed to the relative underperformance.

Sources: Citigroup bond indexes copyright 2009 by Citigroup. Barclays Capital data, formerly Lehman Brothers, provided by Barclays Bank PLC. The Merrill Lynch Indices are used with permission; copyright 2009 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2009

EXPENSE TABLES

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Large Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,200.60	0.15%	$0.83
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.45	0.15%	$0.77

33

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Enhanced U.S. Large Company Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,216.90	0.30%	$1.68
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.69	0.30%	$1.53

U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,241.40	0.30%	$1.69
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.69	0.30%	$1.53

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,189.10	0.52%	$2.87
Class R2 Shares	$1,000.00	$1,189.90	0.68%	$3.75
Institutional Class Shares	$1,000.00	$1,190.70	0.42%	$2.32
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.58	0.52%	$2.65
Class R2 Shares	$1,000.00	$1,021.78	0.68%	$3.47
Institutional Class Shares	$1,000.00	$1,023.09	0.42%	$2.14

U.S. Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,214.80	0.54%	$3.01
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.48	0.54%	$2.75

U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,194.80	0.23%	$1.27
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.05	0.23%	$1.17

U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,192.60	0.25%	$1.38
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.95	0.25%	$1.28

U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,196.70	0.36%	$1.99
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.39	0.36%	$1.84

34

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,188.30	0.29%	$1.60
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.74	0.29%	$1.48

U.S. Small Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,200.50	0.40%	$2.22
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.19	0.40%	$2.04

U.S. Micro Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,175.90	0.55%	$3.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.43	0.55%	$2.80

DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,270.00	0.37%	$2.12
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.34	0.37%	$1.89

Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,299.90	0.32%	$1.86
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.59	0.32%	$1.63

International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,347.00	0.42%	$2.48
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.09	0.42%	$2.14

T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,363.10	0.51%	$3.04
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.63	0.51%	$2.60

International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,372.40	0.57%	$3.41
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.33	0.57%	$2.91

35

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,226.20	0.57%	$3.20
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.33	0.57%	$2.91

Asia Pacific Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,670.90	0.64%	$4.31
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.98	0.64%	$3.26

United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,334.70	0.62%	$3.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.08	0.62%	$3.16

Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,394.00	0.62%	$3.74
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.08	0.62%	$3.16

DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,459.60	0.43%	$2.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.04	0.43%	$2.19

DFA Global Real Estate Securities Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,360.90	0.47%	$2.80
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.84	0.47%	$2.40

DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,360.20	0.71%	$4.22
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.63	0.71%	$3.62

International Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,359.20	0.60%	$3.57
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.18	0.60%	$3.06

36

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,380.80	0.62%	$3.72
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.08	0.62%	$3.16

Emerging Markets Small Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,509.00	0.80%	$5.06
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.17	0.80%	$4.08

Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,422.40	0.67%	$4.09
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.83	0.67%	$3.41

DFA One-Year Fixed Income Portfolio****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.20	0.22%	$1.12
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.22%	$1.12

DFA Two-Year Global Fixed Income Portfolio****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.30	0.22%	$1.12
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.22%	$1.12

DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,091.70	0.26%	$1.37
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.89	0.26%	$1.33

DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,018.90	0.27%	$1.37
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.84	0.27%	$1.38

DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,037.70	0.32%	$1.64
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.59	0.32%	$1.63

37

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,026.90	0.16%	$0.82
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.40	0.16%	$0.82

DFA Short-Term Extended Quality Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,060.60	0.22%	$1.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.22%	$1.12

DFA Inflation-Protected Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,066.20	0.17%	$0.89
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.35	0.17%	$0.87

DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,010.10	0.26%	$1.32
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.89	0.26%	$1.33

DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,009.70	0.27%	$1.37
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.84	0.27%	$1.38

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

***

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Master Funds (Affiliated Investment Companies).

****

Effective October 23, 2009, the Portfolio invests directly in securities rather than through the Master Fund. The expenses shown reflect the direct expenses of the Portfolio and the indirect payments of the Portfolio’s portion of the expenses, for the period May 1, 2009 through October 22, 2009 of the Master Fund (Affiliated Investment Company).

38

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%

39

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Targeted Value Portfolio
Consumer Discretionary	18.1%
Consumer Staples	3.5%
Energy	8.5%
Financials	22.6%
Health Care	7.3%
Industrials	14.8%
Information Technology	18.2%
Materials	6.2%
Telecommunication Services	0.3%
Utilities	0.5%

100.0%

U.S. Small Cap Value Portfolio
Consumer Discretionary	18.3%
Consumer Staples	3.0%
Energy	8.7%
Financials	22.6%
Health Care	6.1%
Industrials	18.2%
Information Technology	16.5%
Materials	6.3%
Other	—
Telecommunication Services	0.3%
Utilities	—

100.0%

U.S. Core Equity 1 Portfolio
Consumer Discretionary	12.7%
Consumer Staples	9.0%
Energy	10.1%
Financials	15.7%
Health Care	11.6%
Industrials	12.1%
Information Technology	17.3%
Materials	4.9%
Other	—
Telecommunication Services	2.7%
Utilities	3.9%

100.0%

U.S. Core Equity 2 Portfolio
Consumer Discretionary	14.5%
Consumer Staples	7.2%
Energy	10.4%
Financials	19.4%
Health Care	10.1%
Industrials	12.9%
Information Technology	14.6%
Materials	5.2%
Other	—
Telecommunication Services	3.1%
Utilities	2.6%

100.0%

U.S. Vector Equity Portfolio
Consumer Discretionary	16.3%
Consumer Staples	5.2%
Energy	10.0%
Financials	23.3%
Health Care	8.9%
Industrials	13.0%
Information Technology	14.3%
Materials	5.6%
Other	—
Telecommunication Services	1.9%
Utilities	1.5%

100.0%

T.A. U.S. Core Equity 2 Portfolio
Consumer Discretionary	14.8%
Consumer Staples	6.8%
Energy	10.3%
Financials	18.5%
Health Care	10.3%
Industrials	13.5%
Information Technology	14.8%
Materials	4.8%
Telecommunication Services	3.4%
Utilities	2.8%

100.0%

U.S. Small Cap Portfolio
Consumer Discretionary	18.1%
Consumer Staples	4.2%
Energy	5.6%
Financials	12.8%
Health Care	13.0%
Industrials	17.3%
Information Technology	20.6%
Materials	5.0%
Other	—
Telecommunication Services	1.1%
Utilities	2.3%

100.0%

U.S. Micro Cap Portfolio
Consumer Discretionary	17.6%
Consumer Staples	4.8%
Energy	3.5%
Financials	14.5%
Health Care	14.5%
Industrials	16.7%
Information Technology	21.3%
Materials	4.2%
Other	—
Telecommunication Services	1.2%
Utilities	1.7%

100.0%

DFA Real Estate Securities Portfolio
Real Estate Investment Trusts	100.0%

100.0%

Large Cap International Portfolio
Consumer Discretionary	9.3%
Consumer Staples	9.5%
Energy	9.9%
Financials	25.7%
Health Care	7.5%
Industrials	10.9%
Information Technology	4.9%
Materials	10.8%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	6.0%
Utilities	5.5%

100.0%

International Core Equity Portfolio
Consumer Discretionary	13.3%
Consumer Staples	6.8%
Energy	8.4%
Financials	26.8%
Health Care	4.1%
Industrials	16.2%
Information Technology	5.4%
Materials	13.0%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	3.1%
Utilities	2.8%

100.0%

T.A. World ex U.S. Core Equity Portfolio
Consumer Discretionary	12.7%
Consumer Staples	6.3%
Energy	7.4%
Financials	27.0%
Health Care	4.0%
Industrials	16.1%
Information Technology	6.5%
Materials	14.3%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	2.8%
Utilities	2.8%

100.0%

40

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA International Real Estate Securities Portfolio
Financials	5.3%
Other	—
Real Estate Investment Trusts	94.7%

100.0%

DFA International Small Cap Value Portfolio
Consumer Discretionary	18.4%
Consumer Staples	6.9%
Energy	4.4%
Financials	21.4%
Health Care	1.8%
Industrials	23.3%
Information Technology	5.7%
Materials	17.2%
Other	0.1%
Real Estate Investment Trusts	0.1%
Telecommunication Services	0.3%
Utilities	0.4%

100.0%

International Vector Equity Portfolio
Consumer Discretionary	15.2%
Consumer Staples	5.9%
Energy	6.8%
Financials	26.2%
Health Care	3.5%
Industrials	18.0%
Information Technology	6.1%
Materials	15.1%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	1.7%
Utilities	1.4%

100.0%

Emerging Markets Core Equity Portfolio
Consumer Discretionary	10.2%
Consumer Staples	6.6%
Energy	9.1%
Financials	23.5%
Health Care	3.7%
Industrials	11.3%
Information Technology	9.9%
Materials	16.2%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	5.9%
Utilities	3.5%

100.0%

FIXED INCOME PORTFOLIOS

Enhanced U.S. Large Company Portfolio
Corporate	20.2%
Government	21.0%
Foreign Corporate	19.7%
Foreign Government	34.3%
Supranational	4.8%

100.0%

DFA One-Year Fixed Income Portfolio
Corporate	43.2%
Government	39.5%
Foreign Corporate	7.2%
Foreign Government	9.8%
Supranational	0.3%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Corporate	13.2%
Government	36.7%
Foreign Corporate	13.4%
Foreign Government	35.1%
Supranational	1.6%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Corporate	13.2%
Government	25.9%
Foreign Corporate	20.5%
Foreign Government	30.5%
Supranational	9.9%

100.0%

DFA Five-Year Government Portfolio
Government	100.0%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Corporate	16.4%
Government	29.9%
Foreign Corporate	18.7%
Foreign Government	22.3%
Supranational	12.7%

100.0%

DFA Intermediate Government Fixed Income Portfolio
Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Corporate	59.8%
Government	6.7%
Foreign Corporate	13.8%
Foreign Government	18.3%
Supranational	1.4%

100.0%

DFA Inflation-Protected Securities Portfolio
Government	100.0%

100.0%

DFA Short-Term Municipal Bond Portfolio
Muni Insured	30.3%
Muni G.O. Local	30.0%
Muni G.O. State	27.6%
Muni Revenue	12.1%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Muni Insured	57.6%
Muni G.O. Local	14.4%
Muni G.O. State	15.7%
Muni Revenue	12.3%

100.0%

41

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

October 31, 2009

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,719,708,191

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,707,794,365)	$2,719,708,191

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,719,708,191	—	—	$2,719,708,191

See accompanying Notes to Financial Statements.

42

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount^	Value†
	(000)
BONDS — (70.1%)
AUSTRALIA — (4.8%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	3,258	$3,351,439
(u) 5.500%, 05/24/11	1,000	1,052,732
Commonwealth Bank of Australia
(u) 4.750%, 01/27/11	434	447,160
(g) 6.000%, 03/18/11	1,000	1,729,714
National Australia Bank, Ltd.
(u) 5.125%, 03/08/10	1,500	1,520,665

TOTAL AUSTRALIA		8,101,710

AUSTRIA — (3.4%)
ASFINAG
(u) 4.750%, 11/17/10	3,500	3,639,191
Oesterreichische Kontrollbank AG
(u) 2.875%, 03/15/11	1,000	1,030,422
Republic of Austria
(u) 4.375%, 08/30/10	1,000	1,030,087

TOTAL AUSTRIA		5,699,700

CANADA — (8.1%)
Canada Housing Trust
4.600%, 09/15/11	2,000	1,956,934
Canadian Government Bond
1.250%, 06/01/11	2,500	2,318,747
Ontario, Province of Canada
(u) 3.125%, 09/08/10	3,400	3,475,361
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,500	1,611,332
(e) 5.750%, 07/25/11	2,000	3,130,774
Toronto-Dominion Bank
(g) 6.875%, 06/24/11	650	1,147,065

TOTAL CANADA		13,640,213

FRANCE — (3.1%)
Agence Francaise de Developpement
(u) 4.125%, 06/24/11	1,500	1,565,511
Caisse D’amortissement de la Dette Sociale
(u) 4.250%, 11/08/10	3,500	3,615,916

TOTAL FRANCE		5,181,427

	Face Amount^	Value†
	(000)

GERMANY — (7.4%)
Kreditanstalt fuer Wiederaufbau
(u) 4.625%, 01/20/11	3,000	$3,132,237
(g) 4.375%, 03/07/11	600	1,024,404
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 3.250%, 10/29/10	4,000	4,089,112
Landwirtschaftliche Rentenbank
(u) 4.250%, 01/21/11	4,000	4,156,204

TOTAL GERMANY		12,401,957

JAPAN — (0.6%)
Japan Finance Corp.
(u) 2.000%, 06/24/11	1,000	1,015,621

NETHERLANDS — (10.0%)
Bank Nederlandse Gemeenten
(u) 3.375%, 12/15/10	3,000	3,076,824
(u) 3.375%, 01/18/11	800	822,731
Deutsche Bahn Finance
(u) 5.125%, 01/05/11	4,500	4,678,285
Nederlandse Waterschapsbank
(u) 2.875%, 06/16/11	4,000	4,100,980
Rabobank Nederland
(u) 5.000%, 02/15/11	2,200	2,306,971
(g) 5.000%, 04/11/11	1,000	1,708,046

TOTAL NETHERLANDS		16,693,837

NORWAY — (2.5%)
Kommunalbanken
(u) 3.250%, 06/15/11	4,000	4,129,264

SPAIN — (2.7%)
Instituto de Credito Oficial
(u) 4.625%, 10/26/10	3,400	3,519,112
(u) 1.875%, 04/15/11	1,000	1,013,200

TOTAL SPAIN		4,532,312

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.6%)
Council of Europe Development Bank
(u) 6.125%, 01/25/11	2,000	2,121,490
Inter-American Development Bank
(u) 5.000%, 04/05/11	1,500	1,586,520

43

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
(u) 4.875%, 03/15/11	3,840	$4,060,401

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		7,768,411

SWEDEN — (3.3%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	1,000	1,061,023
Svensk Exportkredit AB
(u) 4.000%, 06/15/10	4,332	4,424,800

TOTAL SWEDEN		5,485,823

UNITED KINGDOM — (5.7%)
BP Capital Markets P.L.C. Floating Rate Note
(r)(u)1.293%, 03/17/11	2,000	2,027,078
Network Rail Infrastructure Finance P.L.C.
(u) 3.000%, 01/24/11	3,115	3,191,031
United Kingdom Gilt
9.000%, 07/12/11	2,300	4,272,379

TOTAL UNITED KINGDOM		9,490,488

UNITED STATES — (13.9%)
CME Group, Inc. Floating Rate Note
(r) 1.121%, 08/06/10	$4,000	4,019,660
General Electric Capital Corp. Floating Rate Note
(r) 0.933%, 02/01/11	4,000	3,982,756
John Deere Capital Corp. Floating Rate Note
(r) 0.837%, 02/26/10	4,000	4,005,840
JPMorgan Chase & Co. Floating Rate Note
(r) 0.781%, 11/19/09	2,000	2,000,504
(r) 1.050%, 06/13/11	1,800	1,812,994
Procter & Gamble International Funding Floating Rate Note
(r) 0.478%, 05/07/10	400	399,620
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.345%, 06/16/10	1,000	1,000,631
(r) 0.384%, 10/04/11	2,000	1,996,186

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Wells Fargo Bank & Co.
4.625%, 08/09/10	$4,000	$4,121,152

TOTAL UNITED STATES		23,339,343

TOTAL BONDS		117,480,106

AGENCY OBLIGATIONS — (18.0%)
Federal Farm Credit Bank
1.125%, 10/03/11	2,000	1,998,506
Federal Home Loan Bank
1.625%, 03/16/11	1,000	1,013,162
1.375%, 05/16/11	1,500	1,514,568
3.750%, 09/09/11	2,000	2,105,046
❖ 3.625%, 09/16/11	4,200	4,414,070
Federal Home Loan Bank Discount Note
(y) 0.077%, 12/11/09	15,000	14,999,028
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	1,000	1,083,118
Federal National Mortgage Association
3.375%, 05/19/11	3,000	3,122,145

TOTAL AGENCY OBLIGATIONS		30,249,643

COMMERCIAL PAPER — (8.4%)
Bank of America Corp.
0.100%, 11/02/09	2,500	2,499,986
Caisse Cent Desjardins Du Quebec
0.310%, 11/19/09	2,000	1,999,728
Ireland
0.400%, 11/20/09	2,000	1,999,711
PACCAR Financial Corp.
0.200%, 12/17/09	2,000	1,999,408
Procter & Gamble International Funding
0.220%, 11/02/09	2,000	1,999,971
Queensland Treasury Corp.
0.190%, 12/15/09	2,000	1,999,438
Total Capital
0.170%, 12/30/09	1,500	1,499,570

TOTAL COMMERCIAL PAPER		13,997,812

	Shares
EXCHANGE-TRADED FUND — (2.7%)
UNITED STATES — (2.7%)
SPDR Trust Series I	44,100	4,566,996

44

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†

TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	1,327,514	$1,327,514

Value†

TOTAL INVESTMENTS — (100.0%) (Cost $165,748,889)	$167,622,071

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	$—	$117,480,106	—	$117,480,106
Agency Obligations	—	30,249,643	—	30,249,643
Commercial Paper	—	13,997,812	—	13,997,812
Exchange-Traded Fund	4,566,996	—	—	4,566,996
Temporary Cash Investments	1,327,514	—	—	1,327,514
Other Financial Instruments**	1,705,113	38,625	—	1,743,738

TOTAL	$7,599,623	$161,766,186	—	$169,365,809

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

October 31, 2009

U.S. LARGE CAP VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$5,864,670,633

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $4,959,195,121)	$5,864,670,633

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$5,864,670,633	—	—	$5,864,670,633

See accompanying Notes to Financial Statements.

46

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.3%)
Consumer Discretionary — (15.1%)
#*AutoNation, Inc.	285,685	$4,925,209	0.3%
Cinemark Holdings, Inc.	382,492	4,433,082	0.3%
#*Collective Brands, Inc.	278,432	5,164,914	0.4%
#Jarden Corp.	239,973	6,572,860	0.5%
#*Mohawk Industries, Inc.	102,954	4,409,520	0.3%
#*Penske Automotive Group, Inc.	322,318	5,047,500	0.3%
Phillips-Van Heusen Corp.	104,053	4,177,728	0.3%
#*Royal Caribbean Cruises, Ltd.	278,627	5,636,624	0.4%
#*Toll Brothers, Inc.	269,219	4,662,873	0.3%
#Whirlpool Corp.	110,030	7,877,048	0.5%
#Wyndham Worldwide Corp.	271,939	4,636,560	0.3%
Other Securities		211,275,934	14.2%

Total Consumer Discretionary		268,819,852	18.1%

Consumer Staples — (2.9%)
*Constellation Brands, Inc. Class A	282,958	4,476,396	0.3%
Del Monte Foods Co.	386,240	4,171,392	0.3%
#PepsiAmericas, Inc.	160,714	4,699,277	0.3%
Other Securities		38,325,835	2.6%

Total Consumer Staples		51,672,900	3.5%

Energy — (7.1%)
#Cimarex Energy Co.	126,477	4,952,839	0.3%
#Pioneer Natural Resources Co.	149,975	6,165,472	0.4%
*Plains Exploration & Production Co.	155,941	4,132,436	0.3%
*Whiting Petroleum Corp.	72,600	4,094,640	0.3%
Other Securities		106,147,722	7.2%

Total Energy		125,493,109	8.5%

Financials — (18.9%)
American Financial Group, Inc.	221,530	5,449,638	0.3%
#*AmeriCredit Corp.	308,822	5,450,708	0.4%
First American Corp.	179,565	5,456,980	0.4%
*First Horizon National Corp.	346,956	4,104,489	0.3%
Genworth Financial, Inc.	545,763	5,796,003	0.4%
Hanover Insurance Group, Inc.	99,669	4,192,078	0.3%
HCC Insurance Holdings, Inc.	177,467	4,683,354	0.3%
Huntington Bancshares, Inc.	1,168,996	4,453,875	0.3%
#Old Republic International Corp.	431,692	4,610,471	0.3%
Reinsurance Group of America, Inc.	119,151	5,492,861	0.4%
Transatlantic Holdings, Inc.	115,613	5,838,456	0.4%
White Mountains Insurance Group, Ltd.	15,966	4,952,174	0.3%
Other Securities		274,940,649	18.5%

Total Financials		335,421,736	22.6%

Health Care — (6.1%)
#*Community Health Systems, Inc.	178,748	5,591,237	0.4%
#*Inverness Medical Innovations, Inc.	131,000	4,979,310	0.3%
*King Pharmaceuticals, Inc.	479,100	4,853,283	0.3%
Other Securities		92,153,883	6.2%

Total Health Care		107,577,713	7.2%

Industrials — (12.3%)
Applied Industrial Technologies, Inc.	202,120	4,088,888	0.3%
Masco Corp.	483,152	5,677,036	0.4%
#Ryder System, Inc.	101,652	4,121,989	0.3%

47

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
Other Securities		$205,535,777	13.8%

Total Industrials		219,423,690	14.8%

Information Technology — (15.2%)
*3Com Corp.	1,419,866	7,298,111	0.5%
*Arrow Electronics, Inc.	227,021	5,752,712	0.4%
*Avnet, Inc.	196,527	4,869,939	0.3%
*Benchmark Electronics, Inc.	298,403	5,013,170	0.3%
#*Cypress Semiconductor Corp.	579,563	4,885,716	0.3%
*Euronet Worldwide, Inc.	170,179	4,024,733	0.3%
Fidelity National Information Services, Inc.	259,600	5,648,896	0.4%
*IAC/InterActiveCorp.	221,621	4,197,502	0.3%
*Ingram Micro, Inc.	317,283	5,600,045	0.4%
Jabil Circuit, Inc.	387,509	5,184,870	0.3%
#*Rovi Corp.	191,465	5,274,861	0.4%
*Tech Data Corp.	220,978	8,492,185	0.6%
Other Securities		203,236,729	13.7%

Total Information Technology		269,479,469	18.2%

Materials — (5.1%)
Cabot Corp.	204,579	4,486,417	0.3%
#MeadWestavco Corp.	313,877	7,165,812	0.5%
Other Securities		79,535,488	5.3%

Total Materials		91,187,717	6.1%

Telecommunication Services — (0.2%)
Other Securities		4,169,050	0.3%

Utilities — (0.4%)
Other Securities		7,562,210	0.5%

TOTAL COMMON STOCKS		1,480,807,446	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		969	0.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	15,296,895	15,296,895	1.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	278,907,219	278,907,219	18.8%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $2,598,967 FHLMC 5.793%(r), 01/01/37, valued at $1,459,993) to be repurchased at $1,417,478	$1,417	1,417,469	0.1%

TOTAL SECURITIES LENDING COLLATERAL		280,324,688	18.9%

TOTAL INVESTMENTS — (100.0%) (Cost $1,874,838,984)		$1,776,429,998	119.7%

48

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$268,812,122	$7,730	—	$268,819,852
Consumer Staples	51,672,900	—	—	51,672,900
Energy	125,493,109	—	—	125,493,109
Financials	335,421,736	—	—	335,421,736
Health Care	107,577,713	—	—	107,577,713
Industrials	219,423,690	—	—	219,423,690
Information Technology	269,476,519	2,950	—	269,479,469
Materials	91,187,717	—	—	91,187,717
Telecommunication Services	4,169,050	—	—	4,169,050
Utilities	7,562,210	—	—	7,562,210
Rights/Warrants	969	—	—	969
Temporary Cash Investments	15,296,895	—	—	15,296,895
Securities Lending Collateral	—	280,324,688	—	280,324,688

TOTAL	$1,496,094,630	$280,335,368	—	$1,776,429,998

See accompanying Notes to Financial Statements.

49

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.3%)
Consumer Discretionary — (15.8%)
#American Greetings Corp. Class A	1,904,200	$38,731,428	0.7%
Bob Evans Farms, Inc.	984,921	25,873,875	0.4%
Foot Locker, Inc.	2,143,946	22,468,554	0.4%
Jarden Corp.	1,909,448	52,299,781	0.9%
Jones Apparel Group, Inc.	1,788,255	31,991,882	0.6%
#*Penske Automotive Group, Inc.	2,028,957	31,773,467	0.6%
#Scholastic Corp.	1,711,917	42,575,376	0.7%
Other Securities		793,297,778	14.0%

Total Consumer Discretionary		1,039,012,141	18.3%

Consumer Staples — (2.6%)
#*Hain Celestial Group, Inc.	1,303,172	22,857,637	0.4%
#Universal Corp.	653,753	27,189,587	0.5%
Other Securities		119,553,794	2.1%

Total Consumer Staples		169,601,018	3.0%

Energy — (7.5%)
*Bristow Group, Inc.	929,038	27,081,458	0.5%
#*Helix Energy Solutions Group, Inc.	1,727,104	23,713,138	0.4%
#Overseas Shipholding Group, Inc.	736,187	28,895,340	0.5%
#*SEACOR Holdings, Inc.	312,838	25,424,344	0.5%
Other Securities		385,596,115	6.8%

Total Energy		490,710,395	8.7%

Financials — (19.5%)
#*AmeriCredit Corp.	2,109,220	37,227,733	0.7%
*Argo Group International Holdings, Ltd.	919,019	31,209,885	0.5%
Delphi Financial Group, Inc. Class A	1,232,969	26,755,427	0.5%
Infinity Property & Casualty Corp.	579,946	22,426,512	0.4%
*Navigators Group, Inc.	458,215	24,317,470	0.4%
#NewAlliance Bancshares, Inc.	3,348,207	37,098,134	0.6%
#*PHH Corp.	1,619,647	26,173,496	0.5%
#Prosperity Bancshares, Inc.	777,550	27,828,514	0.5%
Provident Financial Services, Inc.	2,524,606	27,139,514	0.5%
Selective Insurance Group, Inc.	1,931,259	29,586,888	0.5%
Unitrin, Inc.	1,168,143	22,895,603	0.4%
Washington Federal, Inc.	1,442,759	24,743,317	0.4%
#Wintrust Financial Corp.	865,512	24,416,094	0.4%
Other Securities		916,613,580	16.2%

Total Financials		1,278,432,167	22.5%

Health Care — (5.2%)
*Kindred Healthcare, Inc.	1,556,280	22,877,316	0.4%
#*LifePoint Hospitals, Inc.	1,732,785	49,089,799	0.9%
Other Securities		271,704,113	4.8%

Total Health Care		343,671,228	6.1%

Industrials — (15.8%)
#Alexander & Baldwin, Inc.	1,094,786	31,562,680	0.6%
#Applied Industrial Technologies, Inc.	1,273,350	25,759,871	0.4%
#Briggs & Stratton Corp.	1,918,846	35,882,420	0.6%
*EnerSys, Inc.	1,239,788	27,399,315	0.5%
*Esterline Technologies Corp.	1,043,023	43,921,699	0.8%
#GATX Corp.	1,374,465	37,357,959	0.7%
*MPS Group, Inc.	2,729,886	36,908,059	0.6%
*Oshkosh Truck Corp. Class B	1,447,301	45,242,629	0.8%

50

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
Seaboard Corp.	18,999	$25,667,649	0.4%
SkyWest, Inc.	1,621,728	22,655,540	0.4%
#Trinity Industries, Inc.	1,569,201	26,488,113	0.5%
Watts Water Technologies, Inc.	882,816	24,939,552	0.4%
Other Securities		650,146,702	11.5%

Total Industrials		1,033,932,188	18.2%

Information Technology — (14.2%)
*Benchmark Electronics, Inc.	2,841,081	47,730,161	0.8%
#*Coherent, Inc.	952,417	23,934,239	0.4%
*Integrated Device Technology, Inc.	3,811,553	22,411,932	0.4%
*MKS Instruments, Inc.	1,978,214	30,939,267	0.6%
#*Skyworks Solutions, Inc.	3,593,575	37,480,987	0.7%
#*SYNNEX Corp.	978,845	25,185,682	0.4%
*Tech Data Corp.	1,314,127	50,501,901	0.9%
Other Securities		696,324,463	12.3%

Total Information Technology		934,508,632	16.5%

Materials — (5.4%)
#*Coeur d’Alene Mines Corp.	1,229,731	24,692,998	0.5%
#*OM Group, Inc.	836,126	22,592,125	0.4%
#Westlake Chemical Corp.	1,707,624	41,478,187	0.7%
Other Securities		266,133,234	4.7%

Total Materials		354,896,544	6.3%

Other — (0.0%)
Other Securities		14,709	0.0%

Telecommunication Services — (0.3%)
Other Securities		19,487,174	0.3%

Utilities — (0.0%)
Other Securities		1,886,349	0.0%

TOTAL COMMON STOCKS		5,666,152,545	99.9%

RIGHTS/WARRANTS — (0.0%)
Other Securities		8,086	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
§@DFA Short Term Investment Fund LP	891,912,224	891,912,224	15.7%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $12,306,408 FHLMC 5.945%(r), 07/01/37, valued at $9,454,190) to be repurchased at $9,178,886	$9,179	9,178,825	0.2%

TOTAL SECURITIES LENDING COLLATERAL		901,091,049	15.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,346,609,773)		$6,567,251,680	115.8%

51

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,038,674,739	$337,402	—	$1,039,012,141
Consumer Staples	169,601,018	—	—	169,601,018
Energy	490,710,395	—	—	490,710,395
Financials	1,278,432,167	—	—	1,278,432,167
Health Care	343,010,581	660,647	—	343,671,228
Industrials	1,033,932,188	—	—	1,033,932,188
Information Technology	934,303,993	204,639	—	934,508,632
Materials	354,896,544	—	—	354,896,544
Other	—	14,709	—	14,709
Telecommunication Services	19,487,174	—	—	19,487,174
Utilities	1,886,349	—	—	1,886,349
Rights/Warrants	8,086	—	—	8,086
Securities Lending Collateral	—	901,091,049	—	901,091,049

TOTAL	$5,664,943,234	$902,308,446	—	$6,567,251,680

See accompanying Notes to Financial Statements.

52

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.6%)
Consumer Discretionary — (11.1%)
*Amazon.com, Inc.	49,380	$5,866,838	0.3%
Comcast Corp. Class A	347,609	5,040,331	0.3%
Disney (Walt) Co.	289,025	7,910,614	0.4%
#Home Depot, Inc.	200,625	5,033,681	0.2%
McDonald’s Corp.	124,831	7,316,345	0.4%
Time Warner, Inc.	188,821	5,687,289	0.3%
Other Securities		215,017,573	10.8%

Total Consumer Discretionary		251,872,671	12.7%

Consumer Staples — (7.9%)
Coca-Cola Co.	250,108	13,333,257	0.7%
CVS Caremark Corp.	263,150	9,289,195	0.5%
Kraft Foods, Inc.	255,784	7,039,176	0.3%
#PepsiCo, Inc.	171,759	10,400,007	0.5%
Philip Morris International, Inc.	212,774	10,076,977	0.5%
Procter & Gamble Co.	341,128	19,785,424	1.0%
Wal-Mart Stores, Inc.	347,708	17,274,133	0.9%
Other Securities		90,417,306	4.5%

Total Consumer Staples		177,615,475	8.9%

Energy — (8.9%)
Anadarko Petroleum Corp.	76,361	4,652,676	0.2%
Apache Corp.	58,756	5,530,115	0.3%
Chevron Corp.	276,544	21,166,678	1.1%
ConocoPhillips	239,732	12,029,752	0.6%
Exxon Mobil Corp.	442,772	31,733,469	1.6%
Occidental Petroleum Corp.	64,024	4,858,141	0.3%
Schlumberger, Ltd.	129,860	8,077,292	0.4%
Other Securities		112,273,218	5.6%

Total Energy		200,321,341	10.1%

Financials — (13.8%)
Bank of America Corp.	1,196,477	17,444,635	0.9%
Bank of New York Mellon Corp.	186,378	4,968,837	0.3%
Goldman Sachs Group, Inc.	77,173	13,132,529	0.7%
JPMorgan Chase & Co.	629,826	26,307,832	1.3%
Morgan Stanley	209,929	6,742,919	0.3%
Travelers Cos., Inc. (The)	98,865	4,922,488	0.2%
U.S. Bancorp	210,315	4,883,514	0.2%
Wells Fargo & Co.	683,030	18,796,986	0.9%
Other Securities		214,138,947	10.8%

Total Financials		311,338,687	15.6%

Health Care — (10.1%)
Abbott Laboratories	178,855	9,044,697	0.5%
*Amgen, Inc.	127,585	6,855,142	0.3%
Bristol-Myers Squibb Co.	231,655	5,050,079	0.2%
Johnson & Johnson	304,296	17,968,679	0.9%
#Merck & Co., Inc.	237,954	7,359,917	0.4%
Pfizer, Inc.	1,180,571	20,105,124	1.0%
Schering-Plough Corp.	182,136	5,136,235	0.3%
UnitedHealth Group, Inc.	183,755	4,768,442	0.2%
Other Securities		152,555,741	7.7%

Total Health Care		228,844,056	11.5%

53

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.6%)
3M Co.	79,085	$5,818,283	0.3%
General Electric Co.	1,278,657	18,233,649	0.9%
United Technologies Corp.	103,303	6,347,969	0.3%
Other Securities		209,232,706	10.5%

Total Industrials		239,632,607	12.0%

Information Technology — (15.2%)
*Apple, Inc.	99,324	18,722,574	0.9%
*Cisco Sytems, Inc.	713,334	16,299,682	0.8%
*Google, Inc.	26,997	14,473,632	0.7%
Hewlett-Packard Co.	277,599	13,174,849	0.7%
Intel Corp.	614,522	11,743,515	0.6%
International Business Machines Corp.	135,495	16,342,052	0.8%
Microsoft Corp.	975,390	27,047,565	1.4%
Oracle Corp.	551,185	11,630,004	0.6%
QUALCOMM, Inc.	185,100	7,664,991	0.4%
Other Securities		205,577,304	10.3%

Total Information Technology		342,676,168	17.2%

Materials — (4.3%)
Other Securities		97,072,917	4.9%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.4%)
AT&T, Inc.	926,606	23,785,976	1.2%
Verizon Communications, Inc.	446,911	13,224,096	0.7%
Other Securities		16,360,101	0.8%

Total Telecommunication Services		53,370,173	2.7%

Utilities — (3.3%)
Other Securities		75,909,223	3.8%

TOTAL COMMON STOCKS		1,978,653,318	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		601	0.0%

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	7,604,090	7,604,090	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.1%)
§@DFA Short Term Investment Fund LP	270,634,566	270,634,566	13.6%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $2,521,878 FHLMC 5.793%(r), 01/01/37, valued at $1,416,688) to be repurchased at $1,375,434	$1,375	1,375,425	0.1%

TOTAL SECURITIES LENDING COLLATERAL		272,009,991	13.7%

TOTAL INVESTMENTS — (100.0%) (Cost $2,487,093,788)		$2,258,268,000	113.5%

54

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$251,868,671	$4,000	—	$251,872,671
Consumer Staples	177,615,475	—	—	177,615,475
Energy	200,321,341	—	—	200,321,341
Financials	311,338,687	—	—	311,338,687
Health Care	228,820,192	23,864	—	228,844,056
Industrials	239,632,607	—	—	239,632,607
Information Technology	342,675,389	779	—	342,676,168
Materials	97,072,917	—	—	97,072,917
Other	—	—	—	—
Telecommunication Services	53,370,173	—	—	53,370,173
Utilities	75,909,223	—	—	75,909,223
Rights/Warrants	334	267	—	601
Temporary Cash Investments	7,604,090	—	—	7,604,090
Securities Lending Collateral	—	272,009,991	—	272,009,991

TOTAL	$1,986,229,099	$272,038,901	—	$2,258,268,000

See accompanying Notes to Financial Statements.

55

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.6%)
Consumer Discretionary — (12.7%)
Comcast Corp. Class A	803,975	$11,657,638	0.3%
Disney (Walt) Co.	762,512	20,869,953	0.5%
*Liberty Media Corp. Entertainment Class A	324,533	10,002,107	0.3%
Lowe’s Cos., Inc.	577,087	11,293,593	0.3%
News Corp. Class A	776,144	8,941,179	0.2%
Time Warner, Inc.	505,637	15,229,786	0.4%
Other Securities		471,143,837	12.4%

Total Consumer Discretionary		549,138,093	14.4%

Consumer Staples — (6.3%)
Coca-Cola Co.	172,459	9,193,789	0.3%
CVS Caremark Corp.	598,385	21,122,991	0.6%
Kraft Foods, Inc.	594,231	16,353,237	0.4%
Procter & Gamble Co.	480,488	27,868,304	0.7%
Wal-Mart Stores, Inc.	405,500	20,145,240	0.5%
Other Securities		179,330,811	4.7%

Total Consumer Staples		274,014,372	7.2%

Energy — (9.1%)
Anadarko Petroleum Corp.	191,338	11,658,224	0.3%
Apache Corp.	140,063	13,182,730	0.3%
Chevron Corp.	638,061	48,837,189	1.3%
ConocoPhillips	584,396	29,324,991	0.8%
Devon Energy Corp.	160,926	10,413,521	0.3%
Exxon Mobil Corp.	404,458	28,987,505	0.8%
Marathon Oil Corp.	294,470	9,414,206	0.2%
Occidental Petroleum Corp.	157,660	11,963,241	0.3%
XTO Energy, Inc.	240,650	10,001,414	0.3%
Other Securities		220,292,233	5.8%

Total Energy		394,075,254	10.4%

Financials — (17.0%)
Bank of America Corp.	3,267,707	47,643,168	1.3%
Bank of New York Mellon Corp.	476,180	12,694,959	0.3%
Goldman Sachs Group, Inc.	174,144	29,634,084	0.8%
JPMorgan Chase & Co.	1,554,737	64,941,364	1.7%
MetLife, Inc.	327,880	11,157,756	0.3%
Morgan Stanley	535,661	17,205,431	0.5%
PNC Financial Services Group, Inc.	182,154	8,914,617	0.2%
Prudential Financial, Inc.	185,892	8,407,895	0.2%
Travelers Cos., Inc. (The)	240,418	11,970,412	0.3%
Wells Fargo & Co.	1,945,537	53,541,178	1.4%
Other Securities		469,783,862	12.3%

Total Financials		735,894,726	19.3%

Health Care — (8.8%)
Johnson & Johnson	294,829	17,409,652	0.5%
Pfizer, Inc.	2,232,446	38,018,555	1.0%
UnitedHealth Group, Inc.	468,620	12,160,689	0.3%
*WellPoint, Inc.	211,328	9,881,697	0.3%
Other Securities		304,873,393	8.0%

Total Health Care		382,343,986	10.1%

Industrials — (11.3%)
Burlington Northern Santa Fe Corp.	139,866	10,534,707	0.3%
FedEx Corp.	127,079	9,237,373	0.2%

56

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	3,116,591	$44,442,588	1.2%
Union Pacific Corp.	206,650	11,394,681	0.3%
Other Securities		413,720,137	10.9%

Total Industrials		489,329,486	12.9%

Information Technology — (12.8%)
*Apple, Inc.	70,536	13,296,036	0.4%
*Cisco Sytems, Inc.	558,086	12,752,265	0.3%
*Google, Inc.	21,180	11,355,022	0.3%
Hewlett-Packard Co.	421,467	20,002,824	0.5%
Intel Corp.	620,264	11,853,245	0.3%
International Business Machines Corp.	91,559	11,042,931	0.3%
Microsoft Corp.	709,934	19,686,470	0.5%
Oracle Corp.	435,610	9,191,371	0.2%
Other Securities		443,187,202	11.7%

Total Information Technology		552,367,366	14.5%

Materials — (4.6%)
Dow Chemical Co.	460,717	10,817,635	0.3%
International Paper Co.	388,835	8,674,909	0.2%
Other Securities		178,059,818	4.7%

Total Materials		197,552,362	5.2%

Other — (0.0%)
Other Securities		63	0.0%

Telecommunication Services — (2.8%)
AT&T, Inc.	2,076,121	53,294,026	1.4%
Verizon Communications, Inc.	1,065,744	31,535,365	0.8%
Other Securities		34,309,434	0.9%

Total Telecommunication Services		119,138,825	3.1%

Utilities — (2.2%)
Other Securities		96,927,672	2.5%

TOTAL COMMON STOCKS		3,790,782,205	99.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		2,115	0.0%

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	21,699,929	21,699,929	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@DFA Short Term Investment Fund LP	511,775,326	511,775,326	13.4%
@Repurchase Agreement, Deutsche Bank Securities 0.08%,
11/02/09 (Collateralized by $4,768,923 FHLMC 5.793%(r), 01/01/37, valued at $2,678,986) to be repurchased at $2,600,974	$2,601	2,600,957	0.1%

TOTAL SECURITIES LENDING COLLATERAL		514,376,283	13.5%

57

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $4,987,965,248)	$4,326,860,532	113.7%

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$549,128,925	$9,168	—	$549,138,093
Consumer Staples	274,014,372	—	—	274,014,372
Energy	394,075,254	—	—	394,075,254
Financials	735,894,726	—	—	735,894,726
Health Care	382,279,666	64,320	—	382,343,986
Industrials	489,329,486	—	—	489,329,486
Information Technology	552,365,768	1,598	—	552,367,366
Materials	197,552,362	—	—	197,552,362
Other	—	63	—	63
Telecommunication Services	119,138,825	—	—	119,138,825
Utilities	96,927,672	—	—	96,927,672
Rights/Warrants	951	1,164	—	2,115
Temporary Cash Investments	21,699,929	—	—	21,699,929
Securities Lending Collateral	—	514,376,283	—	514,376,283

TOTAL	$3,812,407,936	$514,452,596	—	$4,326,860,532

See accompanying Notes to Financial Statements.

58

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
Consumer Discretionary — (13.7%)
#*AutoNation, Inc.	161,659	$2,787,001	0.2%
Carnival Corp.	88,808	2,586,089	0.2%
Comcast Corp. Class A	298,194	4,323,813	0.4%
Disney (Walt) Co.	112,792	3,087,117	0.3%
Jarden Corp.	98,783	2,705,666	0.2%
*Liberty Media Corp. Interactive Class A	257,857	2,924,098	0.3%
#*Sears Holdings Corp.	54,760	3,716,014	0.3%
Time Warner, Inc.	198,927	5,991,681	0.5%
Other Securities		162,744,900	13.8%

Total Consumer Discretionary		190,866,379	16.2%

Consumer Staples — (4.4%)
CVS Caremark Corp.	88,513	3,124,509	0.3%
J.M. Smucker Co.	49,794	2,625,638	0.2%
Kraft Foods, Inc.	120,422	3,314,013	0.3%
Procter & Gamble Co.	76,240	4,421,920	0.4%
Other Securities		47,503,444	4.0%

Total Consumer Staples		60,989,524	5.2%

Energy — (8.4%)
Anadarko Petroleum Corp.	62,067	3,781,742	0.3%
Chevron Corp.	79,607	6,093,120	0.5%
ConocoPhillips	197,546	9,912,858	0.8%
Exxon Mobil Corp.	66,600	4,773,222	0.4%
Marathon Oil Corp.	94,908	3,034,209	0.3%
XTO Energy, Inc.	69,919	2,905,834	0.3%
Other Securities		86,347,519	7.3%

Total Energy		116,848,504	9.9%

Financials — (19.6%)
American Financial Group, Inc.	129,237	3,179,230	0.3%
Ameriprise Financial, Inc.	89,186	3,092,079	0.3%
Bank of America Corp.	531,294	7,746,267	0.7%
#*CNA Financial Corp.	123,408	2,686,592	0.2%
Discover Financial Services	235,869	3,335,188	0.3%
First American Corp.	86,160	2,618,402	0.2%
Goldman Sachs Group, Inc.	21,070	3,585,482	0.3%
JPMorgan Chase & Co.	539,281	22,525,767	1.9%
#M&T Bank Corp.	55,943	3,516,018	0.3%
MetLife, Inc.	84,340	2,870,090	0.2%
Morgan Stanley	84,025	2,698,883	0.2%
Reinsurance Group of America, Inc.	59,129	2,725,847	0.2%
Travelers Cos., Inc. (The)	73,100	3,639,649	0.3%
Unum Group	203,475	4,059,326	0.3%
Wells Fargo & Co.	161,404	4,441,838	0.4%
Other Securities		200,054,535	17.0%

Total Financials		272,775,193	23.1%

Health Care — (7.5%)
#*Community Health Systems, Inc.	104,600	3,271,888	0.3%
Pfizer, Inc.	326,770	5,564,893	0.5%
*WellPoint, Inc.	62,400	2,917,824	0.2%
Other Securities		93,197,030	7.9%

Total Health Care		104,951,635	8.9%

59

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
General Electric Co.	267,064	$3,808,333	0.3%
Ryder System, Inc.	66,622	2,701,522	0.2%
Southwest Airlines Co.	307,716	2,584,814	0.2%
Other Securities		143,551,380	12.2%

Total Industrials		152,646,049	12.9%

Information Technology — (12.1%)
Fidelity National Information Services, Inc.	121,153	2,636,289	0.2%
*IAC/InterActiveCorp	143,788	2,723,345	0.2%
*Ingram Micro, Inc.	166,139	2,932,353	0.3%
Jabil Circuit, Inc.	223,919	2,996,036	0.3%
*Rovi Corp.	110,469	3,043,421	0.3%
*Tellabs, Inc.	426,210	2,565,784	0.2%
#Xerox Corp.	518,918	3,902,263	0.3%
Other Securities		147,333,309	12.5%

Total Information Technology		168,132,800	14.3%

Materials — (4.7%)
International Paper Co.	281,200	6,273,572	0.5%
MeadWestavco Corp.	151,161	3,451,006	0.3%
Other Securities		55,796,528	4.8%

Total Materials		65,521,106	5.6%

Other — (0.0%)
Other Securities		6	0.0%

Telecommunication Services — (1.6%)
AT&T, Inc.	332,498	8,535,224	0.7%
Verizon Communications, Inc.	159,887	4,731,056	0.4%
Other Securities		9,379,784	0.8%

Total Telecommunication Services		22,646,064	1.9%

Utilities — (1.2%)
Other Securities		17,444,083	1.5%

TOTAL COMMON STOCKS		1,172,821,343	99.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		1,158	0.0%

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	10,352,638	10,352,638	0.9%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.2%)
§@DFA Short Term Investment Fund LP	210,532,503	210,532,503	17.9%
@Repurchase Agreement, Deutsche Bank Securities 0.08%,
11/02/09 (Collateralized by $1,961,824 FHLMC 5.793%(r), 01/01/37, valued at $1,102,073) to be repurchased at $1,069,980	$1,070	1,069,973	0.1%

TOTAL SECURITIES LENDING COLLATERAL		211,602,476	18.0%

TOTAL INVESTMENTS — (100.0%) (Cost $1,626,855,214)		$1,394,777,615	118.4%

60

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$190,856,379	$10,000	—	$190,866,379
Consumer Staples	60,989,524	—	—	60,989,524
Energy	116,848,504	—	—	116,848,504
Financials	272,775,193	—	—	272,775,193
Health Care	104,930,024	21,611	—	104,951,635
Industrials	152,646,049	—	—	152,646,049
Information Technology	168,131,625	1,175	—	168,132,800
Materials	65,521,106	—	—	65,521,106
Other	—	6	—	6
Telecommunication Services	22,646,064	—	—	22,646,064
Utilities	17,444,083	—	—	17,444,083
Rights/Warrants	238	920	—	1,158
Temporary Cash Investments	10,352,638	—	—	10,352,638
Securities Lending Collateral	—	211,602,476	—	211,602,476

TOTAL	$1,183,141,427	$211,636,188	—	$1,394,777,615

See accompanying Notes to Financial Statements.

61

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.0%)
Consumer Discretionary — (12.9%)
Comcast Corp. Class A	346,719	$5,027,426	0.4%
Disney (Walt) Co.	340,594	9,322,058	0.6%
*Liberty Media Corp. Entertainment Class A	118,270	3,645,081	0.3%
Lowe’s Cos., Inc.	167,907	3,285,940	0.2%
News Corp. Class A	318,443	3,668,463	0.3%
Time Warner Cable, Inc.	88,298	3,482,473	0.2%
Time Warner, Inc.	177,057	5,332,957	0.4%
Other Securities		178,121,726	12.3%

Total Consumer Discretionary		211,886,124	14.7%

Consumer Staples — (5.9%)
Archer-Daniels-Midland Co.	114,684	3,454,282	0.2%
Coca-Cola Co.	69,082	3,682,761	0.3%
CVS Caremark Corp.	246,749	8,710,240	0.6%
Kraft Foods, Inc.	258,941	7,126,056	0.5%
Procter & Gamble Co.	126,580	7,341,640	0.5%
Other Securities		67,570,477	4.7%

Total Consumer Staples		97,885,456	6.8%

Energy — (8.9%)
Anadarko Petroleum Corp.	71,637	4,364,842	0.3%
Apache Corp.	56,903	5,355,710	0.4%
Chevron Corp.	236,822	18,126,356	1.3%
ConocoPhillips	207,460	10,410,343	0.7%
Devon Energy Corp.	70,570	4,566,585	0.3%
Exxon Mobil Corp.	232,529	16,665,353	1.1%
Marathon Oil Corp.	136,394	4,360,516	0.3%
Other Securities		83,187,956	5.8%

Total Energy		147,037,661	10.2%

Financials — (16.1%)
Bank of America Corp.	763,692	11,134,629	0.8%
Bank of New York Mellon Corp.	183,418	4,889,924	0.3%
#BlackRock, Inc.	18,115	3,921,716	0.3%
CME Group, Inc.	12,950	3,918,799	0.3%
Goldman Sachs Group, Inc.	79,332	13,499,926	0.9%
JPMorgan Chase & Co.	633,250	26,450,852	1.8%
MetLife, Inc.	126,449	4,303,059	0.3%
Morgan Stanley	205,947	6,615,018	0.5%
Travelers Cos., Inc. (The)	100,570	5,007,380	0.4%
Wells Fargo & Co.	439,736	12,101,535	0.8%
Other Securities		173,514,260	12.0%

Total Financials		265,357,098	18.4%

Health Care — (9.0%)
Johnson & Johnson	92,545	5,464,782	0.4%
Pfizer, Inc.	810,516	13,803,087	0.9%
*Thermo Fisher Scientific, Inc.	74,214	3,339,630	0.2%
UnitedHealth Group, Inc.	200,614	5,205,933	0.4%
*WellPoint, Inc.	83,721	3,914,794	0.3%
Other Securities		116,692,475	8.1%

Total Health Care		148,420,701	10.3%

Industrials — (11.8%)
Burlington Northern Santa Fe Corp.	54,536	4,107,652	0.3%
FedEx Corp.	55,500	4,034,295	0.3%

62

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	1,163,033	$16,584,851	1.1%
Union Pacific Corp.	87,049	4,799,882	0.3%
Other Securities		164,472,087	11.4%

Total Industrials		193,998,767	13.4%

Information Technology — (12.9%)
*Apple, Inc.	27,332	5,152,082	0.4%
*Cisco Sytems, Inc.	153,862	3,515,747	0.2%
*Google, Inc.	7,940	4,256,793	0.3%
Hewlett-Packard Co.	150,483	7,141,923	0.5%
Intel Corp.	314,896	6,017,663	0.4%
International Business Machines Corp.	43,923	5,297,553	0.4%
Microsoft Corp.	263,082	7,295,264	0.5%
Oracle Corp.	166,850	3,520,535	0.2%
Other Securities		170,774,371	11.8%

Total Information Technology		212,971,931	14.7%

Materials — (4.2%)
Dow Chemical Co.	170,500	4,003,340	0.3%
International Paper Co.	173,200	3,864,092	0.3%
Other Securities		61,355,121	4.2%

Total Materials		69,222,553	4.8%

Telecommunication Services — (2.9%)
AT&T, Inc.	887,556	22,783,563	1.6%
Verizon Communications, Inc.	417,968	12,367,673	0.8%
Other Securities		12,939,327	0.9%

Total Telecommunication Services		48,090,563	3.3%

Utilities — (2.4%)
Other Securities		39,536,347	2.7%

TOTAL COMMON STOCKS		1,434,407,201	99.3%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	13,452,630	13,452,630	0.9%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
§@DFA Short Term Investment Fund LP	199,507,736	199,507,736	13.8%
@Repurchase Agreement, Deutsche Bank Securities 0.08%,
11/02/09 (Collateralized by $1,164,996 FNMA 7.000%, 10/01/38, valued at $1,044,362) to be repurchased at $1,013,950	$1,014	1,013,943	0.1%

TOTAL SECURITIES LENDING COLLATERAL		200,521,679	13.9%

TOTAL INVESTMENTS — (100.0%) (Cost $1,617,549,118)		$1,648,381,510	114.1%

63

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$211,883,636	$2,488	—	$211,886,124
Consumer Staples	97,885,456	—	—	97,885,456
Energy	147,037,661	—	—	147,037,661
Financials	265,357,098	—	—	265,357,098
Health Care	148,398,711	21,990	—	148,420,701
Industrials	193,998,767	—	—	193,998,767
Information Technology	212,971,931	—	—	212,971,931
Materials	69,222,553	—	—	69,222,553
Telecommunication Services	48,090,563	—	—	48,090,563
Utilities	39,536,347	—	—	39,536,347
Rights/Warrants	—	—	—	—
Temporary Cash Investments	13,452,630	—	—	13,452,630
Securities Lending Collateral	—	200,521,679	—	200,521,679

TOTAL	$1,447,835,353	$200,546,157	—	$1,648,381,510

See accompanying Notes to Financial Statements.

64

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.2%)
Consumer Discretionary — (15.2%)
#Buckle, Inc.	124,650	$3,740,746	0.1%
#Cooper Tire & Rubber Co.	483,812	7,382,971	0.3%
#*Gymboree Corp.	83,700	3,563,109	0.1%
*Harman International Industries, Inc.	103,046	3,875,560	0.2%
*Liberty Media Corp. Capital Class A	306,878	6,349,306	0.3%
Stage Stores, Inc.	454,540	5,363,572	0.2%
Tupperware Corp.	100,500	4,524,510	0.2%
*Warnaco Group, Inc.	133,817	5,423,603	0.2%
Wolverine World Wide, Inc.	146,900	3,757,702	0.2%
Other Securities		409,239,690	16.2%

Total Consumer Discretionary		453,220,769	18.0%

Consumer Staples — (3.6%)
#Casey’s General Stores, Inc.	137,677	4,340,956	0.2%
*Central Garden & Pet Co. Class A	502,714	4,755,674	0.2%
Lancaster Colony Corp.	86,132	4,184,293	0.2%
Nu Skin Enterprises, Inc. Class A	180,500	4,108,180	0.1%
Other Securities		88,819,373	3.5%

Total Consumer Staples		106,208,476	4.2%

Energy — (4.7%)
CARBO Ceramics, Inc.	66,655	3,891,985	0.2%
Other Securities		137,267,123	5.4%

Total Energy		141,159,108	5.6%

Financials — (10.8%)
#Prosperity Bancshares, Inc.	112,211	4,016,032	0.2%
#*SVB Financial Group	86,286	3,559,298	0.1%
#Westamerica Bancorporation	79,557	3,802,825	0.2%
Other Securities		310,538,970	12.3%

Total Financials		321,917,125	12.8%

Health Care — (11.0%)
#*Allscripts-Misys Healthcare Solutions, Inc.	193,106	3,765,567	0.2%
*Catalyst Health Solutions, Inc.	114,340	3,586,846	0.1%
*Dionex Corp.	53,415	3,625,810	0.1%
#*NuVasive, Inc.	97,252	3,529,275	0.1%
#*PSS World Medical, Inc.	178,200	3,603,204	0.1%
#Quality Systems, Inc.	72,918	4,449,456	0.2%
*Varian, Inc.	76,999	3,942,349	0.2%
Other Securities		299,868,947	11.9%

Total Health Care		326,371,454	12.9%

Industrials — (14.6%)
*EMCOR Group, Inc.	176,300	4,164,206	0.2%
#Heartland Express, Inc.	264,941	3,603,198	0.1%
Knight Transportation, Inc.	227,179	3,643,951	0.1%
*MPS Group, Inc.	266,800	3,607,136	0.1%
Nordson Corp.	92,150	4,862,756	0.2%
*Oshkosh Truck Corp. Class B	113,829	3,558,295	0.1%
#Regal-Beloit Corp.	82,104	3,849,036	0.2%
*Tetra Tech, Inc.	153,296	3,944,306	0.2%
*United Stationers, Inc.	76,209	3,592,492	0.1%
#Werner Enterprises, Inc.	203,184	3,809,700	0.2%
Other Securities		396,316,990	15.7%

Total Industrials		434,952,066	17.2%

65

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (17.3%)
#Adtran, Inc.	210,232	$4,843,745	0.2%
#*Atheros Communications, Inc.	149,696	3,685,516	0.1%
#*Concur Technologies, Inc.	107,483	3,830,694	0.1%
*Euronet Worldwide, Inc.	178,724	4,226,823	0.2%
*Exar Corp.	521,305	3,597,004	0.1%
#*Informatica Corp.	245,857	5,219,544	0.2%
*Quest Software, Inc.	296,730	4,976,162	0.2%
*RF Micro Devices, Inc.	1,149,123	4,573,510	0.2%
#*Silicon Laboratories, Inc.	92,924	3,893,516	0.1%
*Skyworks Solutions, Inc.	384,710	4,012,525	0.2%
*Starent Networks Corp.	141,611	4,777,955	0.2%
Syntel, Inc.	108,782	3,897,659	0.2%
*TIBCO Software, Inc.	474,473	4,151,639	0.2%
Other Securities		461,308,866	18.3%

Total Information Technology		516,995,158	20.5%

Materials — (4.2%)
#NewMarket Corp.	43,500	4,067,250	0.1%
Schweitzer-Maudoit International, Inc.	80,768	4,171,667	0.2%
Other Securities		115,900,513	4.6%

Total Materials		124,139,430	4.9%

Other — (0.0%)
Other Securities		1,790	0.0%

Telecommunication Services — (0.9%)
Other Securities		26,637,821	1.1%

Utilities — (1.9%)
#Cleco Corp.	157,387	3,895,328	0.1%
Other Securities		52,686,048	2.1%

Total Utilities		56,581,376	2.2%

TOTAL COMMON STOCKS		2,508,184,573	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		1,961	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $6,820,000 FNMA 5.00%, 08/25/18, valued at $5,330,182) to be repurchased at $5,249,083	$5,249	5,249,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.6%)
§@DFA Short Term Investment Fund LP	463,746,494	463,746,494	18.4%
@Repurchase Agreement, Deutsche Bank Securities 0.08%,
11/02/09 (Collateralized by $4,321,370 FHLMC 5.793%(r), 01/01/37, valued at $2,427,569) to be repurchased at $2,356,879	$2,357	2,356,863	0.1%

TOTAL SECURITIES LENDING COLLATERAL		466,103,357	18.5%

66

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $3,017,501,920)	$2,979,538,891	118.1%

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$453,196,769	$24,000	—	$453,220,769
Consumer Staples	106,208,476	—	—	106,208,476
Energy	141,159,108	—	—	141,159,108
Financials	321,917,125	—	—	321,917,125
Health Care	326,239,973	131,481	—	326,371,454
Industrials	434,952,066	—	—	434,952,066
Information Technology	516,973,323	21,835	—	516,995,158
Materials	124,139,430	—	—	124,139,430
Other	—	1,790	—	1,790
Telecommunication Services	26,637,821	—	—	26,637,821
Utilities	56,581,376	—	—	56,581,376
Rights/Warrants	1,961	—	—	1,961
Temporary Cash Investments	—	5,249,000	—	5,249,000
Securities Lending Collateral	—	466,103,357	—	466,103,357

TOTAL	$2,508,007,428	$471,531,463	—	$2,979,538,891

See accompanying Notes to Financial Statements.

67

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.7%)
Consumer Discretionary — (15.0%)
#*Brunswick Corp.	643,908	$6,104,248	0.2%
#*Buffalo Wild Wings, Inc.	156,089	6,401,210	0.2%
*Jo-Ann Stores, Inc.	231,900	6,173,178	0.2%
#*Jos. A. Bank Clothiers, Inc.	176,578	7,236,166	0.3%
Monro Muffler Brake, Inc.	187,706	5,817,009	0.2%
#*Penske Automotive Group, Inc.	835,188	13,079,044	0.5%
*Steven Madden, Ltd.	180,802	7,322,481	0.3%
#*True Religion Apparel, Inc.	215,705	5,558,718	0.2%
UniFirst Corp.	132,382	5,573,282	0.2%
*Valassis Communications, Inc.	395,647	7,212,645	0.2%
Other Securities		420,820,301	14.9%

Total Consumer Discretionary		491,298,282	17.4%

Consumer Staples — (4.1%)
#Cal-Maine Foods, Inc.	207,719	5,639,571	0.2%
J & J Snack Foods Corp.	181,697	7,117,071	0.3%
#Lance, Inc.	242,775	5,855,733	0.2%
PriceSmart, Inc.	296,600	5,724,380	0.2%
Other Securities		110,564,745	3.9%

Total Consumer Staples		134,901,500	4.8%

Energy — (3.0%)
*NATCO Group, Inc. Class A	168,512	7,343,753	0.3%
*Rosetta Resources, Inc.	481,444	6,513,937	0.2%
Other Securities		84,623,767	3.0%

Total Energy		98,481,457	3.5%

Financials — (12.4%)
FBL Financial Group, Inc. Class A	293,211	5,908,202	0.2%
Infinity Property & Casualty Corp.	144,873	5,602,239	0.2%
*PICO Holdings, Inc.	170,271	5,778,998	0.2%
#*Portfolio Recovery Associates, Inc.	134,197	6,191,850	0.2%
Other Securities		383,238,435	13.6%

Total Financials		406,719,724	14.4%

Health Care — (12.5%)
*Amsurg Corp.	297,081	6,259,497	0.3%
*CONMED Corp.	266,279	5,642,452	0.2%
#Invacare Corp.	251,311	5,636,906	0.2%
*Par Pharmaceutical Cos., Inc.	271,575	5,694,928	0.2%
Other Securities		383,894,332	13.6%

Total Health Care		407,128,115	14.5%

Industrials — (14.3%)
#American Science & Engineering, Inc.	88,885	5,877,076	0.2%
#Badger Meter, Inc.	157,501	5,870,062	0.2%
Healthcare Services Group, Inc.	353,878	6,989,090	0.3%
#Raven Industries, Inc.	253,116	6,251,965	0.2%
*Sykes Enterprises, Inc.	354,492	8,415,640	0.3%
Other Securities		433,609,242	15.4%

Total Industrials		467,013,075	16.6%

Information Technology — (18.3%)
#*Cabot Microelectronics Corp.	234,301	7,492,946	0.3%
*Forrester Research, Inc.	224,649	5,690,359	0.2%
*Littlefuse, Inc.	204,498	5,635,965	0.2%

68

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (Continued)
#*Manhattan Associates, Inc.	243,170	$5,580,752	0.2%
Maximus, Inc.	144,349	6,677,585	0.2%
#*Monolithic Power Systems, Inc.	283,490	5,666,965	0.2%
#Pegasystems, Inc.	274,711	7,875,964	0.3%
#Power Integrations, Inc.	254,493	7,940,182	0.3%
#*ScanSource, Inc.	237,698	6,035,152	0.2%
#*STEC, Inc.	446,325	9,515,649	0.3%
#*TNS, Inc.	214,400	6,058,944	0.2%
*Triquint Semiconductor, Inc.	1,347,578	7,263,445	0.3%
#*Tyler Technologies, Inc.	367,652	6,992,741	0.3%
#*Ultimate Software Group, Inc.	243,491	6,211,455	0.2%
United Online, Inc.	732,564	5,860,512	0.2%
Other Securities		496,102,824	17.6%

Total Information Technology		596,601,440	21.2%

Materials — (3.6%)
#AMCOL International Corp.	271,602	7,072,516	0.2%
Arch Chemicals, Inc.	221,263	6,126,772	0.2%
Schweitzer-Maudoit International, Inc.	146,820	7,583,253	0.3%
Other Securities		97,697,901	3.5%

Total Materials		118,480,442	4.2%

Other — (0.0%)
Other Securities		10,290	0.0%

Telecommunication Services — (1.1%)
Other Securities		34,241,370	1.2%

Utilities — (1.4%)
American States Water Co.	165,279	5,478,999	0.2%
Empire District Electric Co.	300,150	5,420,709	0.2%
#MGE Energy, Inc.	197,335	6,910,672	0.2%
Other Securities		28,565,305	1.0%

Total Utilities		46,375,685	1.6%

TOTAL COMMON STOCKS		2,801,251,380	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		2,209	0.0%

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	9,293,471	9,293,471	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.0%)
§@DFA Short Term Investment Fund LP	456,745,018	456,745,018	16.2%
@Repurchase Agreement, Deutsche Bank Securities 0.08%,
11/02/09 (Collateralized by $4,256,128 FHLMC 5.793%(r), 01/01/37, valued at $2,390,919) to be repurchased at $2,321,295	$2,321	2,321,280	0.1%

TOTAL SECURITIES LENDING COLLATERAL		459,066,298	16.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,473,226,895)		$3,269,613,358	116.0%

69

U.S. MICRO CAP PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$491,089,532	$208,750	—	$491,298,282
Consumer Staples	134,901,500	—	—	134,901,500
Energy	98,481,457	—	—	98,481,457
Financials	406,719,724	—	—	406,719,724
Health Care	406,927,042	201,073	—	407,128,115
Industrials	467,013,075	—	—	467,013,075
Information Technology	596,601,440	—	—	596,601,440
Materials	118,480,442	—	—	118,480,442
Other	—	10,290	—	10,290
Telecommunication Services	34,241,370	—	—	34,241,370
Utilities	46,375,685	—	—	46,375,685
Rights/Warrants	2,209	—	—	2,209
Temporary Cash Investments	9,293,471	—	—	9,293,471
Securities Lending Collateral	—	459,066,298	—	459,066,298

TOTAL	$2,810,126,947	$459,486,411	—	$3,269,613,358

See accompanying Notes to Financial Statements.

70

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (73.6%)
Real Estate Investment Trusts — (73.6%)
#Alexander’s, Inc.	55,500	$14,703,060	0.7%
#Alexandria Real Estate Equities, Inc.	419,576	22,728,432	1.1%
#AMB Property Corp.	1,436,481	31,573,852	1.6%
American Campus Communites, Inc.	508,012	13,726,484	0.7%
#Apartment Investment & Management Co. Class A	1,251,241	15,452,826	0.8%
#AvalonBay Communities, Inc.	828,309	56,971,093	2.8%
BioMed Realty Trust, Inc.	955,828	12,970,586	0.6%
#Boston Properties, Inc.	1,347,700	81,899,729	4.1%
#BRE Properties, Inc. Class A	548,615	14,938,786	0.7%
#Camden Property Trust	635,103	23,022,484	1.1%
#Corporate Office Properties Trust	570,400	18,931,576	0.9%
#Developers Diversified Realty Corp.	1,727,951	14,843,099	0.7%
#Digital Realty Trust, Inc.	798,117	36,019,020	1.8%
#Douglas Emmett, Inc.	1,309,963	15,457,563	0.8%
#Duke Realty Corp.	2,172,470	24,418,563	1.2%
#Equity Lifestyle Properties, Inc.	298,926	13,885,113	0.7%
#Equity One, Inc.	849,219	12,670,347	0.6%
#Equity Residential	2,734,906	78,984,085	3.9%
#Essex Property Trust, Inc.	283,571	21,318,868	1.1%
#Federal Realty Investment Trust	631,358	37,269,063	1.8%
#HCP, Inc.	2,837,822	83,971,153	4.2%
#Health Care REIT, Inc.	1,174,673	52,120,241	2.6%
#Healthcare Realty Trust, Inc.	635,960	13,247,047	0.7%
#Highwood Properties, Inc.	695,760	19,147,315	0.9%
#Home Properties, Inc.	352,370	13,805,857	0.7%
#Hospitality Properties Trust	1,194,605	23,067,823	1.1%
#Host Marriott Corp.	5,857,767	59,222,024	2.9%
#HRPT Properties Trust	2,385,161	16,767,682	0.8%
#Kimco Realty Corp.	3,650,770	46,145,733	2.3%
#Liberty Property Trust	1,082,967	31,806,741	1.6%
#Macerich Co. (The)	864,550	25,763,590	1.3%
Mack-Cali Realty Corp.	779,841	24,136,079	1.2%
#Mid-America Apartment Communities, Inc.	302,710	13,264,752	0.7%
#National Retail Properties, Inc.	857,504	16,618,428	0.8%
Nationwide Health Properties, Inc.	1,090,924	35,182,299	1.7%
#Omega Healthcare Investors, Inc.	882,824	13,383,612	0.7%
#ProLogis	4,295,149	48,664,038	2.4%
#Public Storage	1,703,066	125,345,658	6.2%
#Realty Income Corp.	1,118,748	25,932,579	1.3%
#Regency Centers Corp.	788,282	26,446,861	1.3%
#Senior Housing Properties Trust	1,265,132	24,391,745	1.2%
#Simon Property Group, Inc.	2,747,056	186,497,632	9.2%
#SL Green Realty Corp.	761,883	29,530,585	1.5%
#Tanger Factory Outlet Centers, Inc.	368,951	14,045,965	0.7%
#Taubman Centers, Inc.	565,761	17,261,368	0.9%
#UDR, Inc.	1,491,932	21,453,982	1.1%
#Ventas, Inc.	1,545,828	62,034,078	3.1%
#Vornado Realty Trust	1,740,706	103,676,449	5.1%
#Washington REIT	570,272	15,226,262	0.8%
#Weingarten Realty Investors	1,161,941	21,495,908	1.1%
Other Securities		232,842,748	11.5%

TOTAL COMMON STOCKS		2,004,280,863	99.3%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

71

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $18,765,000 FNMA 6.50%, 06/25/39, valued at $20,195,831) to be repurchased at $19,896,315	$19,896	$19,896,000	1.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (25.7%)
§@DFA Short Term Investment Fund LP	696,103,948	696,103,948	34.5%
@Repurchase Agreement, Deutsche Bank Securities 0.08%,
11/02/09 (Collateralized by $4,743,207 FHLMC 5.945%, 07/01/37, valued at $3,643,889) to be repurchased at $3,537,780	$3,538	3,537,756	0.1%

TOTAL SECURITIES LENDING COLLATERAL		699,641,704	34.6%

TOTAL INVESTMENTS — (100.0%) (Cost $3,104,327,377)		$2,723,818,567	134.9%

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks Real Estate Investment Trusts	$2,004,205,423	$75,440	—	$2,004,280,863
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	19,896,000	—	19,896,000
Securities Lending Collateral	—	699,641,704	—	699,641,704

TOTAL	$2,004,205,423	$719,613,144	—	$2,723,818,567

See accompanying Notes to Financial Statements.

72

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.9%)
AUSTRALIA — (6.4%)
Australia & New Zealand Banking Group, Ltd.	313,082	$6,385,657	0.5%
BHP Billiton, Ltd.	297,885	9,769,625	0.7%
Commonwealth Bank of Australia	205,240	9,484,434	0.7%
National Australia Bank, Ltd.	269,835	7,129,483	0.5%
Westpac Banking Corp.	303,665	7,097,436	0.5%
Other Securities		62,682,123	4.6%

TOTAL AUSTRALIA		102,548,758	7.5%

AUSTRIA — (0.3%)
Other Securities		4,353,395	0.3%

BELGIUM — (0.6%)
Other Securities		9,594,243	0.7%

CANADA — (7.3%)
Bank of Nova Scotia	131,127	5,483,570	0.4%
EnCana Corp	98,862	5,481,928	0.4%
#Royal Bank of Canada	194,768	9,863,949	0.7%
Suncor Energy, Inc.	211,107	7,007,960	0.5%
#Toronto Dominion Bank	115,015	6,556,190	0.5%
Other Securities		81,866,578	6.0%

TOTAL CANADA		116,260,175	8.5%

DENMARK — (0.8%)
Other Securities		12,304,930	0.9%

FINLAND — (0.8%)
Other Securities		12,017,978	0.9%

FRANCE — (7.9%)
BNP Paribas SA	125,043	9,420,006	0.7%
France Telecom SA	214,253	5,308,922	0.4%
#*GDF Suez	152,694	6,383,743	0.5%
Sanofi - Aventis SA	101,521	7,441,704	0.5%
#Total SA	177,977	10,650,191	0.8%
Other Securities		86,909,130	6.4%

TOTAL FRANCE		126,113,696	9.3%

GERMANY — (5.8%)
BASF AG	108,701	5,850,644	0.4%
E.ON AG	177,264	6,772,790	0.5%
#Siemens AG Sponsored ADR	61,550	5,540,731	0.4%
Other Securities		74,896,903	5.5%

TOTAL GERMANY		93,061,068	6.8%

GREECE — (0.4%)
Other Securities		7,184,018	0.5%

HONG KONG — (1.8%)
Other Securities		28,121,806	2.1%

IRELAND — (0.2%)
Other Securities		3,035,031	0.2%

ITALY — (2.7%)
Eni SpA	241,210	5,973,993	0.4%
*UniCredito SpA	1,875,900	6,284,651	0.5%

73

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (Continued)
Other Securities		$31,732,183	2.3%

TOTAL ITALY		43,990,827	3.2%

JAPAN — (17.3%)
Mitsubishi UFJ Financial Group, Inc. ADR	1,013,378	5,381,037	0.4%
Toyota Motor Corp.	249,300	9,841,604	0.7%
Other Securities		260,980,547	19.2%

TOTAL JAPAN		276,203,188	20.3%

NETHERLANDS — (2.2%)
#Royal Dutch Shell P.L.C. Series A	280,159	8,306,337	0.6%
Other Securities		26,344,081	1.9%

TOTAL NETHERLANDS		34,650,418	2.5%

NEW ZEALAND — (0.1%)
Other Securities		1,507,930	0.1%

NORWAY — (0.7%)
Other Securities		11,130,516	0.8%

PORTUGAL — (0.2%)
Other Securities		3,989,070	0.3%

SINGAPORE — (0.9%)
Other Securities		14,774,570	1.1%

SPAIN — (3.8%)
#Banco Bilbao Vizcaya SA Sponsored ADR	367,402	6,539,756	0.5%
Banco Santander SA	406,785	6,546,088	0.5%
Banco Santander SA Sponsored ADR	632,567	10,159,026	0.7%
Telefonica SA	257,024	7,177,778	0.5%
#Telefonica SA Sponsored ADR	119,800	10,054,814	0.7%
Other Securities		21,096,802	1.6%

TOTAL SPAIN		61,574,264	4.5%

SWEDEN — (2.0%)
Other Securities		31,496,226	2.3%

SWITZERLAND — (6.2%)
Credit Suisse Group AG	113,322	6,057,874	0.4%
Nestle SA	475,908	22,130,471	1.6%
Novartis AG	171,916	8,952,381	0.7%
Novartis AG ADR	120,800	6,275,560	0.5%
Roche Holding AG Genusschein	86,959	13,927,609	1.0%
*UBS AG	372,238	6,206,973	0.5%
Other Securities		35,996,303	2.6%

TOTAL SWITZERLAND		99,547,171	7.3%

UNITED KINGDOM — (16.5%)
*Anglo American P.L.C.	178,356	6,453,474	0.5%
AstraZeneca P.L.C.	134,585	6,041,736	0.4%
BG Group P.L.C.	396,021	6,816,838	0.5%
BP P.L.C.	1,435,437	13,450,442	1.0%
#*BP P.L.C. Sponsored ADR	160,400	9,081,848	0.7%
British American Tobacco P.L.C.	244,717	7,798,164	0.6%
GlaxoSmithKline P.L.C.	503,498	10,328,121	0.7%
HSBC Holdings P.L.C.	1,247,046	13,922,088	1.0%
HSBC Holdings P.L.C. Sponsored ADR	200,759	11,120,041	0.8%
Rio Tinto P.L.C.	153,950	6,806,118	0.5%
Royal Dutch Shell P.L.C. ADR	93,987	5,466,284	0.4%

74

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. Series B	235,872	$6,790,173	0.5%
Standard Chartered P.L.C.	265,170	6,505,166	0.5%
Tesco P.L.C.	1,025,017	6,853,642	0.5%
Vodafone Group P.L.C.	4,315,608	9,510,887	0.7%
Vodafone Group P.L.C. Sponsored ADR	303,700	6,739,103	0.5%
Other Securities		130,529,930	9.6%

TOTAL UNITED KINGDOM		264,214,055	19.4%

TOTAL COMMON STOCKS		1,357,673,333	99.5%

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
Other Securities		26,635	0.0%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		7	0.0%

HONG KONG — (0.0%)
Other Securities		6,412	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

JAPAN — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		6,419	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $730,000 FNMA 6.50%, 06/25/39, valued at $785,663) to be repurchased at $772,012	$772	772,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.1%)
§@DFA Short Term Investment Fund LP	237,395,211	237,395,211	17.4%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,251,826) to be repurchased at $4,168,481	$4,168	4,168,457	0.3%

TOTAL SECURITIES LENDING COLLATERAL		241,563,668	17.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,509,613,716)		$1,600,042,055	117.3%

75

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,198,344	$96,350,414	—	$102,548,758
Austria	78,240	4,275,155	—	4,353,395
Belgium	359,340	9,234,903	—	9,594,243
Canada	116,260,175	—	—	116,260,175
Denmark	1,521,494	10,783,436	—	12,304,930
Finland	2,495,194	9,522,784	—	12,017,978
France	11,817,363	114,296,333	—	126,113,696
Germany	23,137,574	69,923,494	—	93,061,068
Greece	891,949	6,292,069	—	7,184,018
Hong Kong	—	28,121,806	—	28,121,806
Ireland	1,529,520	1,505,511	—	3,035,031
Italy	5,133,789	38,857,038	—	43,990,827
Japan	23,900,740	252,302,448	—	276,203,188
Netherlands	1,086,918	33,563,500	—	34,650,418
New Zealand	—	1,507,930	—	1,507,930
Norway	949,419	10,181,097	—	11,130,516
Portugal	—	3,989,070	—	3,989,070
Singapore	—	14,774,570	—	14,774,570
Spain	28,615,596	32,958,668	—	61,574,264
Sweden	414,585	31,081,641	—	31,496,226
Switzerland	14,774,954	84,772,217	—	99,547,171
United Kingdom	66,124,743	198,089,312	—	264,214,055
Preferred Stocks
Italy	—	26,635	—	26,635
Rights/Warrants
Belgium	7	—	—	7
Hong Kong	—	6,412	—	6,412
Italy	—	—	—	—
Japan	—	—	—	—
Temporary Cash Investments	—	772,000	—	772,000
Securities Lending Collateral	—	241,563,668	—	241,563,668

TOTAL	$305,289,944	$1,294,752,111	—	$1,600,042,055

See accompanying Notes to Financial Statements.

76

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	642,628	$13,107,115	0.4%
Commonwealth Bank of Australia	249,307	11,520,833	0.3%
National Australia Bank, Ltd.	468,016	12,365,750	0.3%
Other Securities		222,067,785	6.0%

TOTAL AUSTRALIA		259,061,483	7.0%

AUSTRIA — (0.5%)
Other Securities		23,127,388	0.6%

BELGIUM — (0.9%)
Other Securities		40,361,634	1.1%

CANADA — (7.5%)
#Bank of Montreal	202,373	9,362,592	0.2%
EnCana Corp.	208,817	11,578,966	0.3%
#Manulife Financial Corp.	443,273	8,316,105	0.2%
#Royal Bank of Canada	162,793	8,244,588	0.2%
Suncor Energy, Inc.	402,417	13,358,748	0.4%
Talisman Energy, Inc.	499,600	8,523,281	0.2%
*Teck Resources, Ltd. Class B	337,587	9,799,554	0.3%
#Toronto Dominion Bank	234,460	13,364,903	0.4%
Other Securities		242,654,600	6.6%

TOTAL CANADA		325,203,337	8.8%

DENMARK — (0.8%)
Other Securities		33,362,644	0.9%

FINLAND — (1.3%)
Other Securities		57,389,630	1.6%

FRANCE — (7.1%)
#AXA SA Sponsored ADR	450,270	11,166,696	0.3%
BNP Paribas SA	264,297	19,910,585	0.5%
#Compagnie de Saint-Gobain SA	199,892	9,740,682	0.3%
#*GDF Suez SA	332,503	13,901,095	0.4%
Sanofi - Aventis SA ADR	423,195	15,624,359	0.4%
#Schneider Electric SA	86,442	8,988,999	0.2%
Societe Generale Paris SA	172,286	11,443,202	0.3%
Total SA Sponsored ADR	155,727	9,354,521	0.3%
Other Securities		211,624,580	5.7%

TOTAL FRANCE		311,754,719	8.4%

GERMANY — (5.0%)
Allianz SE Sponsored ADR	984,886	11,178,456	0.3%
#E.ON AG Sponsored ADR	218,470	8,389,248	0.2%
Munchener Rueckversicherungs-Gesellschaft AG	59,826	9,465,241	0.2%
Siemens AG Sponsored ADR	125,474	11,295,169	0.3%
Other Securities		179,767,598	4.9%

TOTAL GERMANY		220,095,712	5.9%

GREECE — (1.0%)
Other Securities		44,809,050	1.2%

HONG KONG — (1.8%)
Other Securities		77,593,825	2.1%

77

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.6%)
Other Securities		$23,913,871	0.6%

ITALY — (2.6%)
#*Intesa Sanpaolo SpA	2,143,093	9,019,162	0.2%
*UniCredito SpA	4,050,516	13,570,061	0.4%
Other Securities		88,829,673	2.4%

TOTAL ITALY		111,418,896	3.0%

JAPAN — (17.1%)
#Honda Motor Co., Ltd. Sponsored ADR	409,732	12,689,400	0.3%
#Mitsubishi UFJ Financial Group, Inc. ADR	1,712,038	9,090,922	0.3%
Sony Corp. Sponsored ADR	290,300	8,531,917	0.2%
#Toyota Motor Corp. Sponsored ADR	260,669	20,564,177	0.6%
Other Securities		695,631,016	18.8%

TOTAL JAPAN		746,507,432	20.2%

NETHERLANDS — (2.4%)
#*ING Groep NV Sponsored ADR	843,215	10,877,473	0.3%
Other Securities		91,719,715	2.5%

TOTAL NETHERLANDS		102,597,188	2.8%

NEW ZEALAND — (0.2%)
Other Securities		9,828,546	0.3%

NORWAY — (0.9%)
Other Securities		40,646,423	1.1%

PORTUGAL — (0.5%)
Other Securities		20,329,702	0.5%

SINGAPORE — (1.2%)
Other Securities		51,319,251	1.4%

SPAIN — (2.9%)
#Banco Bilbao Vizcaya SA Sponsored ADR	858,383	15,279,217	0.4%
Banco Santander SA Sponsored ADR	2,128,205	34,178,972	0.9%
Other Securities		75,624,685	2.1%

TOTAL SPAIN		125,082,874	3.4%

SWEDEN — (2.0%)
#Nordea Bank AB	910,765	9,775,622	0.3%
Other Securities		77,992,798	2.1%

TOTAL SWEDEN		87,768,420	2.4%

SWITZERLAND — (5.7%)
Credit Suisse Group AG Sponsored ADR	405,680	21,622,744	0.6%
#*Holcim, Ltd.	196,366	12,497,670	0.3%
Nestle SA	546,164	25,397,485	0.7%
#Novartis AG ADR	446,694	23,205,753	0.6%
Roche Holding AG Genusschein	82,873	13,273,183	0.4%
Zurich Financial Services AG	61,540	14,092,204	0.4%
Other Securities		138,371,293	3.7%

TOTAL SWITZERLAND		248,460,332	6.7%

UNITED KINGDOM — (16.4%)
*Anglo American P.L.C.	536,326	19,405,941	0.5%
Aviva P.L.C.	1,407,246	8,799,750	0.2%
#*Barclays P.L.C. Sponsored ADR	892,663	18,656,657	0.5%
#*BP P.L.C. Sponsored ADR	717,376	40,617,829	1.1%
#HSBC Holdings P.L.C. Sponsored ADR	1,132,387	62,722,916	1.7%

78

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
#Pearson P.L.C. Sponsored ADR	607,283	$8,265,122	0.2%
Royal Dutch Shell P.L.C. ADR	935,795	54,425,837	1.5%
SABmiller P.L.C.	376,453	9,867,463	0.3%
Standard Chartered P.L.C.	749,103	18,377,039	0.5%
Vodafone Group P.L.C. Sponsored ADR	1,571,531	34,872,273	1.0%
*Xstrata P.L.C.	782,713	11,273,856	0.3%
Other Securities		429,857,805	11.6%

TOTAL UNITED KINGDOM		717,142,488	19.4%

UNITED STATES — (0.0%)
Other Securities		158,075	0.0%

TOTAL COMMON STOCKS		3,677,932,920	99.4%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		92,550	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		4,504	0.0%

BELGIUM — (0.0%)
Other Securities		80	0.0%

DENMARK — (0.0%)
Other Securities		8,768	0.0%

FRANCE — (0.0%)
Other Securities		8	0.0%

GERMANY — (0.0%)
Other Securities		24,017	0.0%

HONG KONG — (0.0%)
Other Securities		56,110	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

JAPAN — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		82,382	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		57,481	0.0%

TOTAL RIGHTS/WARRANTS		233,350	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $19,120,000 FNMA 5.058%(r), 01/01/36, valued at $12,807,097) to be repurchased at $12,615,200	$12,615	12,615,000	0.3%

79

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund LP	670,812,556	$670,812,556	18.1%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,919,841) to be repurchased at $1,882,208	$1,882	1,882,197	0.1%

TOTAL SECURITIES LENDING COLLATERAL		672,694,753	18.2%

TOTAL INVESTMENTS — (100.0%) (Cost $4,714,596,181)		$4,363,568,573	117.9%

80

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$14,324,535	$244,736,948	—	$259,061,483
Austria	136,920	22,990,468	—	23,127,388
Belgium	4,443,476	35,918,158	—	40,361,634
Canada	325,194,945	8,392	—	325,203,337
Denmark	1,655,474	31,707,170	—	33,362,644
Finland	4,054,711	53,334,919	—	57,389,630
France	58,844,669	252,910,050	—	311,754,719
Germany	51,479,020	168,616,692	—	220,095,712
Greece	9,703,353	35,105,697	—	44,809,050
Hong Kong	367,693	77,226,132	—	77,593,825
Ireland	8,090,545	15,823,326	—	23,913,871
Italy	11,908,539	99,510,357	—	111,418,896
Japan	77,579,498	668,927,934	—	746,507,432
Netherlands	23,506,438	79,090,750	—	102,597,188
New Zealand	449,228	9,379,318	—	9,828,546
Norway	1,899,632	38,746,791	—	40,646,423
Portugal	320,178	20,009,524	—	20,329,702
Singapore	250,797	51,068,454	—	51,319,251
Spain	61,473,102	63,609,772	—	125,082,874
Sweden	7,169,735	80,598,685	—	87,768,420
Switzerland	62,098,431	186,361,901	—	248,460,332
United Kingdom	283,516,061	433,626,427	—	717,142,488
United States	158,075	—	—	158,075
Preferred Stocks
Australia	—	92,550	—	92,550
Rights/Warrants
Australia	—	4,504	—	4,504
Belgium	80	—	—	80
Denmark	8,768	—	—	8,768
France	8	—	—	8
Germany	—	24,017	—	24,017
Hong Kong	—	56,110	—	56,110
Italy	—	—	—	—
Japan	—	—	—	—
Spain	—	82,382	—	82,382
United Kingdom	57,481	—	—	57,481
Temporary Cash Investments	—	12,615,000	—	12,615,000
Securities Lending Collateral	—	672,694,753	—	672,694,753

TOTAL	$1,008,691,392	$3,354,877,181	—	$4,363,568,573

See accompanying Notes to Financial Statements.

81

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (90.9%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	96,142	$1,960,923	0.3%
Commonwealth Bank of Australia	50,642	2,340,239	0.3%
National Australia Bank, Ltd.	65,156	1,721,528	0.3%
Other Securities		31,119,926	4.7%

TOTAL AUSTRALIA		37,142,616	5.6%

AUSTRIA — (0.5%)
Other Securities		3,352,618	0.5%

BELGIUM — (0.8%)
Other Securities		5,498,868	0.8%

BRAZIL — (1.8%)
Cia Vale do Rio Doce	52,700	1,343,323	0.2%
Other Securities		11,352,922	1.7%

TOTAL BRAZIL		12,696,245	1.9%

CANADA — (6.4%)
Royal Bank of Canada	39,027	1,976,507	0.3%
Suncor Energy, Inc.	70,464	2,339,140	0.4%
*Teck Resources, Ltd. Class B	51,800	1,503,662	0.2%
Toronto Dominion Bank	37,400	2,131,909	0.3%
Other Securities		38,015,826	5.7%

TOTAL CANADA		45,967,044	6.9%

CHILE — (0.3%)
Other Securities		2,173,675	0.3%

CHINA — (4.3%)
Bank of China, Ltd.	2,353,000	1,353,034	0.2%
China Construction Bank Corp.	1,628,000	1,403,550	0.2%
*Industrial & Commercial Bank of China, Ltd.	1,714,000	1,363,684	0.2%
Other Securities		26,921,629	4.0%

TOTAL CHINA		31,041,897	4.6%

CZECH REPUBLIC — (0.1%)
Other Securities		607,478	0.1%

DENMARK — (0.6%)
Other Securities		4,631,600	0.7%

FINLAND — (1.1%)
Other Securities		7,702,907	1.2%

FRANCE — (5.9%)
AXA SA Sponsored ADR	62,400	1,547,520	0.2%
BNP Paribas SA	43,518	3,278,391	0.5%
#Lafarge SA	15,620	1,267,872	0.2%
Sanofi - Aventis SA	17,594	1,289,677	0.2%
Schneider Electric SA	14,962	1,555,880	0.2%
Societe Generale Paris SA	27,595	1,832,854	0.3%
Other Securities		31,931,445	4.8%

TOTAL FRANCE		42,703,639	6.4%

GERMANY — (4.1%)
Allianz SE	11,378	1,303,354	0.2%
#Deutsche Bank AG	20,100	1,439,763	0.2%

82

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (Continued)
E.ON AG	52,403	$2,002,180	0.3%
Munchener Rueckversicherungs-Gesellschaft AG	8,352	1,321,394	0.2%
Other Securities		23,413,988	3.5%

TOTAL GERMANY		29,480,679	4.4%

GREECE — (0.9%)
Other Securities		6,504,671	1.0%

HONG KONG — (1.7%)
Other Securities		11,943,648	1.8%

HUNGARY — (0.2%)
Other Securities		1,268,151	0.2%

INDIA — (2.0%)
Other Securities		14,392,828	2.2%

INDONESIA — (0.4%)
Other Securities		2,832,953	0.4%

IRELAND — (0.4%)
Other Securities		2,897,143	0.4%

ISRAEL — (0.5%)
Other Securities		3,660,827	0.6%

ITALY — (2.2%)
*UniCredito SpA	486,410	1,629,574	0.2%
Other Securities		14,033,052	2.1%

TOTAL ITALY		15,662,626	2.3%

JAPAN — (14.2%)
Toyota Motor Corp. Sponsored ADR	26,776	2,112,359	0.3%
Other Securities		100,458,222	15.0%

TOTAL JAPAN		102,570,581	15.3%

MALAYSIA — (0.7%)
Other Securities		4,824,190	0.7%

MEXICO — (0.8%)
Other Securities		6,009,411	0.9%

NETHERLANDS — (2.0%)
#*ING Groep NV Sponsored ADR	141,618	1,826,872	0.3%
Philips Electronics NV ADR	58,800	1,475,292	0.2%
Other Securities		11,423,625	1.7%

TOTAL NETHERLANDS		14,725,789	2.2%

NEW ZEALAND — (0.2%)
Other Securities		1,536,665	0.2%

NORWAY — (0.8%)
Other Securities		5,893,963	0.9%

PHILIPPINES — (0.1%)
Other Securities		789,804	0.1%

POLAND — (0.3%)
Other Securities		2,027,176	0.3%

83

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.4%)
Other Securities		$2,941,399	0.4%

RUSSIA — (0.0%)
Other Securities		40,151	0.0%

SINGAPORE — (0.9%)
Other Securities		6,821,647	1.0%

SOUTH AFRICA — (1.5%)
Other Securities		10,630,181	1.6%

SOUTH KOREA — (2.8%)
Other Securities		20,380,746	3.1%

SPAIN — (2.5%)
Banco Bilbao Vizcaya SA Sponsored ADR	146,546	2,608,519	0.4%
Banco Santander SA	198,448	3,193,476	0.4%
Banco Santander SA Sponsored ADR	157,920	2,536,195	0.4%
Other Securities		9,886,784	1.5%

TOTAL SPAIN		18,224,974	2.7%

SWEDEN — (1.7%)
#Nordea Bank AB	145,566	1,562,421	0.2%
Other Securities		10,615,068	1.6%

TOTAL SWEDEN		12,177,489	1.8%

SWITZERLAND — (4.7%)
Credit Suisse Group AG	43,068	2,302,294	0.4%
Credit Suisse Group AG Sponsored ADR	28,818	1,535,999	0.2%
#*Holcim, Ltd.	31,260	1,989,536	0.3%
Nestle SA	33,903	1,576,543	0.2%
Novartis AG ADR	69,100	3,589,745	0.5%
Roche Holding AG Genusschein	9,111	1,459,245	0.2%
*UBS AG ADR	128,000	2,123,520	0.3%
Zurich Financial Services AG	10,105	2,313,970	0.4%
Other Securities		17,317,610	2.6%

TOTAL SWITZERLAND		34,208,462	5.1%

TAIWAN — (2.4%)
Other Securities		17,643,449	2.6%

THAILAND — (0.3%)
Other Securities		2,296,967	0.4%

TURKEY — (0.4%)
Other Securities		2,590,955	0.4%

UNITED KINGDOM — (14.8%)
*Anglo American P.L.C.	76,082	2,752,883	0.4%
Aviva P.L.C.	240,528	1,504,063	0.2%
*Barclays P.L.C.	374,834	1,964,536	0.3%
*BP P.L.C. Sponsored ADR	96,420	5,459,300	0.8%
HSBC Holdings P.L.C.	167,327	1,868,048	0.3%
HSBC Holdings P.L.C. Sponsored ADR	103,820	5,750,590	0.9%
Kingfisher P.L.C.	390,107	1,425,888	0.2%
Royal Dutch Shell P.L.C. ADR	108,043	6,283,781	0.9%
SABmiller P.L.C.	61,179	1,603,604	0.2%
Standard Chartered P.L.C.	138,929	3,408,215	0.5%
Vodafone Group P.L.C. Sponsored ADR	196,999	4,371,408	0.7%
*Xstrata P.L.C.	143,852	2,071,981	0.3%

84

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Other Securities		$68,498,903	10.3%

TOTAL UNITED KINGDOM		106,963,200	16.0%

UNITED STATES — (0.0%)
Other Securities		59,244	0.0%

TOTAL COMMON STOCKS		655,518,556	98.0%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
Cia Vale do Rio Doce	66,950	1,546,545	0.2%
Other Securities		7,337,728	1.1%

TOTAL BRAZIL		8,884,273	1.3%

TOTAL PREFERRED STOCKS		8,884,273	1.3%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		—	0.0%

BRAZIL — (0.0%)
Other Securities		4,501	0.0%

DENMARK — (0.0%)
Other Securities		4,510	0.0%

GERMANY — (0.0%)
Other Securities		3,707	0.0%

HONG KONG — (0.0%)
Other Securities		8,989	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		19,316	0.0%

TAIWAN — (0.0%)
Other Securities		2,503	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		10,252	0.0%

TOTAL RIGHTS/WARRANTS		53,778	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $7,150,000 FHLMC 6.040%(r), 11/01/36, valued at $4,590,056) to be repurchased at $4,521,072	$4,521	4,521,000	0.7%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund LP	47,095,489	47,095,489	7.1%

85

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.07%11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,991,891) to be repurchased at $4,894,040	$4,894	4,894,011	0.7%

TOTAL SECURITIES LENDING COLLATERAL		51,989,500	7.8%

TOTAL INVESTMENTS — (100.0%) (Cost $611,968,564)		$720,967,107	107.8%

86

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,225,736	$35,916,880	—	$37,142,616
Austria	—	3,352,618	—	3,352,618
Belgium	911,842	4,587,026	—	5,498,868
Brazil	12,696,245	—	—	12,696,245
Canada	45,967,044	—	—	45,967,044
Chile	2,173,675	—	—	2,173,675
China	3,407,086	27,634,811	—	31,041,897
Czech Republic	—	607,478	—	607,478
Denmark	211,980	4,419,620	—	4,631,600
Finland	361,058	7,341,849	—	7,702,907
France	4,886,686	37,816,953	—	42,703,639
Germany	5,824,473	23,656,206	—	29,480,679
Greece	1,441,545	5,063,126	—	6,504,671
Hong Kong	15,483	11,928,165	—	11,943,648
Hungary	102,720	1,165,431	—	1,268,151
India	874,488	13,518,340	—	14,392,828
Indonesia	70,126	2,762,827	—	2,832,953
Ireland	565,371	2,331,772	—	2,897,143
Israel	1,160,535	2,500,292	—	3,660,827
Italy	1,103,915	14,558,711	—	15,662,626
Japan	9,057,114	93,513,467	—	102,570,581
Malaysia	—	4,824,190	—	4,824,190
Mexico	6,009,411	—	—	6,009,411
Netherlands	5,536,180	9,189,609	—	14,725,789
New Zealand	32,256	1,504,409	—	1,536,665
Norway	154,418	5,739,545	—	5,893,963
Philippines	53,300	736,504	—	789,804
Poland	—	2,027,176	—	2,027,176
Portugal	4,386	2,937,013	—	2,941,399
Russia	—	40,151	—	40,151
Singapore	—	6,821,647	—	6,821,647
South Africa	1,169,370	9,460,811	—	10,630,181
South Korea	2,200,192	18,180,554	—	20,380,746
Spain	6,894,180	11,330,794	—	18,224,974
Sweden	268,124	11,909,365	—	12,177,489
Switzerland	8,892,771	25,315,691	—	34,208,462
Taiwan	228,385	17,415,064	—	17,643,449
Thailand	2,296,967	—	—	2,296,967
Turkey	52,576	2,538,379	—	2,590,955
United Kingdom	28,580,518	78,382,682	—	106,963,200
United States	59,244	—	—	59,244
Preferred Stocks
Brazil	8,884,273	—	—	8,884,273
Rights/Warrants
Belgium	—	—	—	—

87

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Brazil	$4,501	—	—	$4,501
Denmark	4,510	—	—	4,510
Germany	—	$3,707	—	3,707
Hong Kong	2,895	6,094	—	8,989
Italy	—	—	—	—
Spain	—	19,316	—	19,316
Taiwan	—	2,503	—	2,503
United Kingdom	10,252	—	—	10,252
Temporary Cash Investments	—	4,521,000	—	4,521,000
Securities Lending Collateral	—	51,989,500	—	51,989,500

TOTAL	$163,395,831	$557,571,276	—	$720,967,107

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

October 31, 2009

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,519,912,526
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,068,920,039
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	742,599,754
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	579,094,079
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	365,189,000

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,294,422,039)	$4,275,715,398

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,275,715,398	—	—	$4,275,715,398

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$114,114,441

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $200,813,832)	$114,114,441

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$114,114,441	—	—	$114,114,441

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$101,906,415

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $94,124,358)	$101,906,415

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$101,906,415	—	—	$101,906,415

90

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

October 31, 2009

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$27,871,894

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $30,454,263)	$27,871,894

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$27,871,894	—	—	$27,871,894

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$110,985,135

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $112,793,150)	$110,985,135

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$110,985,135	—	—	$110,985,135

See accompanying Notes to Financial Statements.

91

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.0%)
AUSTRALIA — (22.2%)
CFS Retail Property Trust	9,299,087	$15,978,498	2.1%
Commonwealth Property Office Fund	8,329,358	6,533,372	0.9%
Dexus Property Group	21,038,811	14,864,254	2.0%
#Goodman Group	16,279,701	8,729,311	1.2%
GPT Group	38,018,670	19,402,061	2.6%
ING Office Fund	9,301,027	4,907,378	0.6%
Macquarie Country Wide Trust	6,416,906	3,550,288	0.5%
Macquarie Office Trust	17,635,306	4,937,341	0.7%
Stockland Trust Group	10,526,908	34,969,564	4.7%
Westfield Group	5,691,219	61,658,889	8.3%
Other Securities		17,694,934	2.4%

TOTAL AUSTRALIA		193,225,890	26.0%

BELGIUM — (1.7%)
Befimmo SCA	54,310	5,169,734	0.7%
#Cofinimmo SA	37,088	5,344,597	0.7%
Other Securities		4,474,108	0.6%

TOTAL BELGIUM		14,988,439	2.0%

CANADA — (4.1%)
#Boardwalk REIT	110,766	3,786,548	0.5%
#Riocan REIT	530,784	8,996,422	1.2%
Other Securities		22,539,091	3.1%

TOTAL CANADA		35,322,061	4.8%

CHINA — (0.1%)
Other Securities		880,600	0.1%

FRANCE — (14.0%)
#Fonciere des Regions SA	76,369	8,417,507	1.1%
*Gecina SA	45,779	4,870,047	0.7%
Icade SA	87,009	9,160,308	1.2%
#Klepierre SA	406,887	16,865,600	2.3%
#Mercialys SA	101,662	4,097,176	0.6%
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	7,730,059	1.0%
#Unibail-Rodamco SE	295,081	65,344,360	8.8%
Other Securities		5,071,061	0.7%

TOTAL FRANCE		121,556,118	16.4%

GERMANY — (0.1%)
Other Securities		918,116	0.1%

GREECE — (0.0%)
Other Securities		421,005	0.1%

HONG KONG — (3.2%)
#Champion REIT	10,915,658	4,594,160	0.6%
Link REIT (The)	9,083,626	20,618,431	2.8%
Other Securities		2,418,572	0.3%

TOTAL HONG KONG		27,631,163	3.7%

ITALY — (0.1%)
Other Securities		792,853	0.1%

JAPAN — (13.0%)
Frontier Real Estate Investment Corp.	595	4,484,008	0.6%

92

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**

JAPAN — (Continued)
Japan Logistics Fund, Inc.	565	$4,293,002	0.6%
Japan Prime Realty Investment Corp.	2,682	5,840,893	0.8%
Japan Real Estate Investment Corp.	1,633	13,029,902	1.7%
Japan Retail Fund Investment	1,570	7,381,067	1.0%
#MORI TRUST Sogo REIT, Inc.	494	3,798,479	0.5%
Nippon Building Fund, Inc.	1,884	15,443,177	2.1%
#Nomura Real Estate Office Fund, Inc.	1,246	7,698,702	1.0%
Orix Jreit, Inc.	1,134	5,194,029	0.7%
#TOKYU REIT, Inc.	697	3,503,253	0.5%
United Urban Investment Corp.	857	4,999,093	0.7%
Other Securities		37,013,139	5.0%

TOTAL JAPAN		112,678,744	15.2%

NETHERLANDS — (4.0%)
#Corio NV	194,995	13,222,285	1.8%
Eurocommercial Properties NV	98,088	4,249,401	0.6%
#VastNed Retail NV	61,128	4,076,447	0.5%
#Wereldhave NV	87,503	8,542,822	1.1%
Other Securities		4,257,365	0.6%

TOTAL NETHERLANDS		34,348,320	4.6%

NEW ZEALAND — (0.8%)
Other Securities		7,017,019	1.0%

SINGAPORE — (5.0%)
Ascendas REIT	5,236,000	6,805,677	0.9%
CapitaCommercial Trust	9,676,000	7,274,904	1.0%
CapitaMall Trust	8,698,300	9,770,603	1.3%
Suntec REIT	6,516,000	5,542,650	0.8%
Other Securities		14,063,235	1.9%

TOTAL SINGAPORE		43,457,069	5.9%

SOUTH AFRICA — (1.2%)
Other Securities		10,626,976	1.4%

TAIWAN — (0.4%)
Other Securities		3,802,919	0.5%

UNITED KINGDOM — (15.1%)
British Land Co. P.L.C.	3,002,251	23,249,638	3.1%
Derwent London P.L.C.	487,068	9,921,298	1.3%
#Great Portland Estates P.L.C.	1,223,426	4,944,721	0.7%
Hammerson P.L.C.	2,396,955	15,898,980	2.2%
Land Securities Group P.L.C.	3,104,143	33,587,116	4.5%
Liberty International P.L.C.	1,794,983	13,250,009	1.8%
Segro P.L.C.	2,987,900	17,218,157	2.3%
Shaftesbury P.L.C.	977,674	6,022,655	0.8%
Other Securities		6,802,638	0.9%

TOTAL UNITED KINGDOM		130,895,212	17.6%

TOTAL COMMON STOCKS		738,562,504	99.5%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		38,850	0.0%

93

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $3,915,000 FNMA 6.50%, 06/25/39, valued at $4,213,519) to be repurchased at $4,146,066	$4,146	4,146,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.5%)
§@DFA Short Term Investment Fund LP	125,600,221	125,600,221	16.9%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $108,366) to be repurchased at $106,242	$106	106,241	0.0%

TOTAL SECURITIES LENDING COLLATERAL		125,706,462	16.9%

TOTAL INVESTMENTS — (100.0%) (Cost $1,087,597,780)		$868,453,816	117.0%

94

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$193,225,890	—	$193,225,890
Belgium	—	14,988,439	—	14,988,439
Canada	$35,322,061	—	—	35,322,061
China	—	880,600	—	880,600
France	—	121,556,118	—	121,556,118
Germany	—	918,116	—	918,116
Greece	—	421,005	—	421,005
Hong Kong	—	27,631,163	—	27,631,163
Italy	—	792,853	—	792,853
Japan	—	112,678,744	—	112,678,744
Netherlands	—	34,348,320	—	34,348,320
New Zealand	—	7,017,019	—	7,017,019
Singapore	33,178	43,423,891	—	43,457,069
South Africa	1,963,337	8,663,639	—	10,626,976
Taiwan	748,199	3,054,720	—	3,802,919
United Kingdom	—	130,895,212	—	130,895,212
Rights/Warrants
Singapore	—	38,850	—	38,850
Temporary Cash Investments	—	4,146,000	—	4,146,000
Securities Lending Collateral	—	125,706,462	—	125,706,462

TOTAL	$38,066,775	$830,387,041	—	$868,453,816

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

October 31, 2009

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†

AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	14,759,754	$225,676,641
Investment in DFA International Real Estate Securities Portfolio DFA Investment Dimensions Group Inc.	39,193,696	205,374,965

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $398,826,539)		431,051,606

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares (Cost $1,475,873)	1,475,873	1,475,873

TOTAL INVESTMENTS - (100.0%) (Cost $400,302,412)		$432,527,479

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$431,051,606	—	—	$431,051,606
Temporary Cash Investments	1,475,873	—	—	1,475,873

TOTAL	$432,527,479	—	—	$432,527,479

See accompanying Notes to Financial Statements.

96

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (91.0%)
AUSTRALIA — (6.9%)
#Downer EDI, Ltd.	3,069,424	$23,365,680	0.4%
*Pacific Brands, Ltd.	29,002,108	33,770,277	0.5%
Other Securities		462,236,503	6.7%

TOTAL AUSTRALIA		519,372,460	7.6%

AUSTRIA — (1.0%)
*Wienerberger AG	1,587,273	28,673,473	0.4%
Other Securities		49,351,717	0.7%

TOTAL AUSTRIA		78,025,190	1.1%

BELGIUM — (1.4%)
Other Securities		106,691,942	1.6%

CANADA — (7.6%)
*Celestica, Inc.	4,081,842	33,649,120	0.5%
#Laurentian Bank of Canada	689,000	25,170,898	0.4%
*Lundin Mining Corp.	6,297,886	25,318,427	0.4%
Sherritt International Corp.	5,573,711	35,748,398	0.5%
#*Viterra, Inc.	3,936,739	37,473,695	0.5%
Other Securities		413,560,283	6.0%

TOTAL CANADA		570,920,821	8.3%

DENMARK — (0.5%)
Other Securities		37,680,909	0.6%

FINLAND — (2.9%)
#Huhtamaki Oyj	1,826,851	24,693,015	0.4%
#Kemira Oyj	1,754,896	27,826,374	0.4%
#Outokumpu Oyj Series A	2,864,481	47,366,190	0.7%
#Pohjola Bank P.L.C.	3,363,010	37,370,684	0.5%
#Rautaruukki Oyj Series K	1,108,900	22,603,880	0.3%
Other Securities		58,739,847	0.9%

TOTAL FINLAND		218,599,990	3.2%

FRANCE — (6.1%)
Arkema SA	1,028,400	39,258,912	0.6%
*Atos Origin SA	752,174	35,214,237	0.5%
#Havas SA	8,111,619	30,830,117	0.4%
#Nexans SA	593,945	41,941,024	0.6%
*Valeo SA	1,402,110	38,061,454	0.6%
Other Securities		268,325,024	3.9%

TOTAL FRANCE		453,630,768	6.6%

GERMANY — (5.8%)
#Aurubis AG	1,148,031	45,536,498	0.7%
#Bilfinger Berger AG	956,696	61,253,282	0.9%
#Lanxess AG	1,049,103	32,980,226	0.5%
#Rheinmetall AG	482,624	26,206,443	0.4%
Other Securities		269,817,799	3.9%

TOTAL GERMANY		435,794,248	6.4%

GREECE — (0.8%)
Other Securities		58,439,452	0.9%

HONG KONG — (2.2%)
Other Securities		163,275,519	2.4%

97

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.9%)
Other Securities		$64,395,941	0.9%

ITALY — (4.5%)
Banca Popolare di Milano Scarl	10,151,010	75,527,076	1.1%
#Fondiaria - SAI SpA	1,781,588	32,470,921	0.5%
*Pirelli & Co. SpA	67,386,003	37,862,403	0.6%
Other Securities		188,514,113	2.7%

TOTAL ITALY		334,374,513	4.9%

JAPAN — (19.9%)
Other Securities		1,490,165,879	21.7%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (1.9%)
Nutreco Holding NV	746,767	37,693,977	0.5%
#*USG People NV	1,386,176	24,117,169	0.4%
Other Securities		79,748,369	1.2%

TOTAL NETHERLANDS		141,559,515	2.1%

NEW ZEALAND — (0.3%)
Other Securities		23,944,763	0.3%

NORWAY — (1.0%)
Other Securities		78,702,123	1.1%

PORTUGAL — (0.2%)
Other Securities		13,469,857	0.2%

SINGAPORE — (1.6%)
Other Securities		118,964,304	1.7%

SPAIN — (1.3%)
Ebro Puleva SA	1,461,723	27,835,690	0.4%
Other Securities		71,335,758	1.0%

TOTAL SPAIN		99,171,448	1.4%

SWEDEN — (3.3%)
#Boliden AB	4,986,751	60,046,993	0.9%
#*Trelleborg AB Series B	6,681,684	40,590,079	0.6%
Other Securities		142,855,875	2.1%

TOTAL SWEDEN		243,492,947	3.6%

SWITZERLAND — (4.6%)
*Clariant AG	4,668,293	44,630,582	0.6%
Helvetia Holding AG	86,089	27,449,020	0.4%
#PSP Swiss Property AG	588,827	33,042,294	0.5%
Other Securities		237,538,217	3.5%

TOTAL SWITZERLAND		342,660,113	5.0%

UNITED KINGDOM — (16.3%)
Amlin P.L.C.	9,708,370	56,193,562	0.8%
Bellway P.L.C.	3,481,205	41,637,233	0.6%
*Bovis Homes Group P.L.C.	4,184,856	28,182,882	0.4%
Brit Insurance Holdings P.L.C.	11,179,422	38,072,361	0.6%
Catlin Group, Ltd.	8,508,243	45,940,078	0.7%
Close Brothers Group P.L.C.	2,135,186	24,553,339	0.4%
*Cookson Group P.L.C.	3,902,119	23,284,656	0.3%
DS Smith P.L.C.	12,895,987	24,629,261	0.4%

98

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Greene King P.L.C.	5,260,781	$33,988,997	0.5%
Hiscox, Ltd.	10,648,017	55,841,012	0.8%
Meggitt P.L.C.	12,962,458	51,899,258	0.8%
Millennium & Copthorne Hotels P.L.C.	5,019,556	27,745,529	0.4%
Mondi P.L.C.	7,958,099	43,926,465	0.6%
*Persimmon P.L.C.	6,879,478	45,355,560	0.7%
*Premier Foods P.L.C.	40,873,986	23,964,979	0.3%
Tomkins P.L.C.	13,525,823	37,106,806	0.5%
Travis Perkins P.L.C.	3,875,156	47,804,947	0.7%
Other Securities		572,280,454	8.3%

TOTAL UNITED KINGDOM		1,222,407,379	17.8%

TOTAL COMMON STOCKS		6,815,740,081	99.4%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,217,142	0.0%

FINLAND — (0.0%)
Other Securities		18,739	0.0%

TOTAL PREFERRED STOCKS		2,235,881	0.0%

RIGHTS/WARRANTS — (0.2%)

AUSTRALIA — (0.0%)
Other Securities		103,581	0.0%

BELGIUM — (0.0%)
Other Securities		14	0.0%

CANADA — (0.0%)
Other Securities		24,280	0.0%

FRANCE — (0.0%)
Other Securities		27,132	0.0%

GERMANY — (0.0%)
Other Securities		308,692	0.0%

HONG KONG — (0.0%)
Other Securities		1,197,219	0.0%

ITALY — (0.0%)
Other Securities		37,152	0.0%

JAPAN — (0.0%)
Other Securities		—	0.0%

MALAYSIA — (0.0%)
Other Securities		3,012	0.0%

NORWAY — (0.0%)
Other Securities		13,925	0.0%

SPAIN — (0.1%)
Other Securities		2,182,764	0.1%

UNITED KINGDOM — (0.1%)
Other Securities		6,923,620	0.1%

TOTAL RIGHTS/WARRANTS		10,821,391	0.2%

99

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)

SECURITIES LENDING COLLATERAL — (8.8%)
§@DFA Short Term Investment Fund LP	660,084,739	$660,084,739	9.6%
@Repurchase Agreement, Deutsche Bank Securities 0.07%,
11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $355,813) to be repurchased at $348,838	$349	348,836	0.0%

TOTAL SECURITIES LENDING COLLATERAL		660,433,575	9.6%

TOTAL INVESTMENTS — (100.0%) (Cost $8,133,915,343)		$7,489,230,928	109.2%

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$288,015	$519,084,445	—	$519,372,460
Austria	22,426	78,002,764	—	78,025,190
Belgium	—	106,691,942	—	106,691,942
Canada	570,920,821	—	—	570,920,821
Denmark	98,745	37,582,164	—	37,680,909
Finland	—	218,599,990	—	218,599,990
France	1,488,725	452,142,043	—	453,630,768
Germany	—	435,794,248	—	435,794,248
Greece	96,399	58,343,053	—	58,439,452
Hong Kong	258,326	163,017,193	—	163,275,519
Ireland	154,426	64,241,515	—	64,395,941
Italy	—	334,374,513	—	334,374,513
Japan	541,687	1,489,624,192	—	1,490,165,879
Malaysia	—	—	—	—
Netherlands	—	141,559,515	—	141,559,515
New Zealand	—	23,944,763	—	23,944,763
Norway	—	78,702,123	—	78,702,123
Portugal	—	13,469,857	—	13,469,857
Singapore	930,728	118,033,576	—	118,964,304
Spain	—	99,171,448	—	99,171,448
Sweden	—	243,492,947	—	243,492,947
Switzerland	690,857	341,969,256	—	342,660,113
United Kingdom	385,964	1,222,021,415	—	1,222,407,379
Preferred Stocks
Australia	—	2,217,142	—	2,217,142

100

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$18,739	—	$18,739
Rights/Warrants
Australia	—	103,581	—	103,581
Belgium	$14	—	—	14
Canada	24,280	—	—	24,280
France	27,132	—	—	27,132
Germany	—	308,692	—	308,692
Hong Kong	51,124	1,146,095	—	1,197,219
Italy	37,152	—	—	37,152
Japan	—	—	—	—
Malaysia	—	3,012	—	3,012
Norway	—	13,925	—	13,925
Spain	—	2,182,764	—	2,182,764
United Kingdom	1,771,371	5,152,249	—	6,923,620
Securities Lending Collateral	—	660,433,575	—	660,433,575

TOTAL	$577,788,192	$6,911,442,736	—	$7,489,230,928

See accompanying Notes to Financial Statements.

101

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.2%)
AUSTRALIA — (6.1%)
Australia & New Zealand Banking Group, Ltd.	29,839	$608,600	0.3%
#Macquarie Group, Ltd.	13,345	584,454	0.2%
Other Securities		17,131,267	6.5%

TOTAL AUSTRALIA		18,324,321	7.0%

AUSTRIA — (0.7%)
Voestalpine AG	16,154	552,370	0.2%
Other Securities		1,529,125	0.6%

TOTAL AUSTRIA		2,081,495	0.8%

BELGIUM — (1.0%)
Solvay SA	5,891	578,480	0.2%
Other Securities		2,468,869	1.0%

TOTAL BELGIUM		3,047,349	1.2%

CANADA — (8.1%)
#Bank of Montreal	20,300	939,160	0.4%
Sun Life Financial, Inc.	19,778	547,069	0.2%
Suncor Energy, Inc.	29,572	981,664	0.4%
Talisman Energy, Inc.	45,748	780,470	0.3%
*Teck Resources, Ltd. Class B	33,100	960,835	0.4%
#Toronto Dominion Bank	11,000	627,032	0.2%
Other Securities		19,751,980	7.5%

TOTAL CANADA		24,588,210	9.4%

DENMARK — (1.0%)
Other Securities		2,897,663	1.1%

FINLAND — (1.7%)
UPM-Kymmene Oyj	45,985	551,884	0.2%
Other Securities		4,542,667	1.7%

TOTAL FINLAND		5,094,551	1.9%

FRANCE — (6.2%)
BNP Paribas SA	13,962	1,051,815	0.4%
Compagnie Generale des Establissements Michelin SA Series B	8,950	662,989	0.3%
#Lafarge SA	8,284	672,410	0.3%
*Natixis SA	99,455	558,692	0.2%
Societe Generale Paris SA	9,034	600,036	0.2%
Other Securities		15,242,693	5.8%

TOTAL FRANCE		18,788,635	7.2%

GERMANY — (4.5%)
#Deutsche Bank AG	20,528	1,470,421	0.5%
E.ON AG	18,237	696,788	0.3%
Other Securities		11,465,158	4.4%

TOTAL GERMANY		13,632,367	5.2%

GREECE — (1.5%)
*Alpha Bank A.E.	33,606	647,924	0.3%
*Piraeus Bank S.A.	34,245	590,409	0.2%
Other Securities		3,220,866	1.2%

TOTAL GREECE		4,459,199	1.7%

102

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (1.9%)
Other Securities		$5,818,759	2.2%

IRELAND — (0.8%)
Other Securities		2,323,811	0.9%

ITALY — (2.6%)
Other Securities		7,735,814	2.9%

JAPAN — (18.9%)
Toyota Motor Corp. Sponsored ADR	7,600	599,564	0.2%
Other Securities		56,552,820	21.6%

TOTAL JAPAN		57,152,384	21.8%

NETHERLANDS — (2.5%)
Koninklijke DSM NV	11,964	524,191	0.2%
Philips Electronics NV	22,955	576,648	0.2%
Other Securities		6,514,761	2.5%

TOTAL NETHERLANDS		7,615,600	2.9%

NEW ZEALAND — (0.3%)
Other Securities		919,440	0.4%

NORWAY — (1.2%)
Other Securities		3,760,388	1.4%

PORTUGAL — (0.5%)
Other Securities		1,619,843	0.6%

SINGAPORE — (1.2%)
Other Securities		3,732,209	1.4%

SPAIN — (2.4%)
Banco Bilbao Vizcaya SA Sponsored ADR	40,108	713,922	0.3%
Banco Santander SA	71,865	1,156,470	0.4%
Banco Santander SA Sponsored ADR	49,420	793,685	0.3%
Other Securities		4,688,871	1.8%

TOTAL SPAIN		7,352,948	2.8%

SWEDEN — (2.0%)
Other Securities		6,102,081	2.3%

SWITZERLAND — (5.4%)
Credit Suisse Group AG	13,655	729,958	0.3%
#*Holcim, Ltd.	21,970	1,398,276	0.5%
Novartis AG ADR	11,400	592,230	0.2%
#Swatch Group AG	2,763	645,152	0.3%
Swiss Reinsurance Co., Ltd. AG	23,898	973,141	0.4%
*UBS AG	52,017	867,370	0.3%
*UBS AG ADR	34,236	567,975	0.2%
Zurich Financial Services AG	6,240	1,428,914	0.5%
Other Securities		9,144,399	3.5%

TOTAL SWITZERLAND		16,347,415	6.2%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	48,414	1,751,769	0.7%
Aviva P.L.C.	128,562	803,920	0.3%
*Barclays P.L.C.	105,354	552,169	0.2%
*BP P.L.C. Sponsored ADR	18,084	1,023,916	0.4%
HSBC Holdings P.L.C. Sponsored ADR	35,757	1,980,580	0.8%
International Power P.L.C.	146,938	610,041	0.2%
Kingfisher P.L.C.	225,944	825,853	0.3%

103

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**

UNITED KINGDOM — (Continued)
Legal & General Group P.L.C.	575,477	$738,420	0.3%
Old Mutual P.L.C.	499,092	866,235	0.3%
Prudential P.L.C.	68,348	620,833	0.2%
Royal Dutch Shell P.L.C. ADR	32,048	1,863,912	0.7%
RSA Insurance Group P.L.C.	322,917	639,902	0.2%
Standard Chartered P.L.C.	26,514	650,443	0.3%
Standard Life P.L.C.	213,961	762,724	0.3%
Vodafone Group P.L.C. Sponsored ADR	56,540	1,254,623	0.5%
*Xstrata P.L.C.	53,951	777,087	0.3%
Other Securities		31,609,787	12.0%

TOTAL UNITED KINGDOM		47,332,214	18.0%

TOTAL COMMON STOCKS		260,726,696	99.3%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		—	0.0%

DENMARK — (0.0%)
Other Securities		568	0.0%

GERMANY — (0.0%)
Other Securities		3,559	0.0%

HONG KONG — (0.0%)
Other Securities		5,586	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

NORWAY — (0.0%)
Other Securities		2,334	0.0%

SPAIN — (0.0%)
Other Securities		6,021	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		33,339	0.0%

TOTAL RIGHTS/WARRANTS		51,407	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
11/02/09 (Collateralized by $1,830,000 FHLMC 6.040%(r), 11/01/36, valued at $1,174,798) to be repurchased at $1,155,018	$1,155	1,155,000	0.5%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.4%)
§@DFA Short Term Investment Fund LP	38,492,317	38,492,317	14.7%

104

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.07% 11/02/09
(Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $2,012,891) to be repurchased at $1,973,435	$1,973	1,973,423	0.7%

TOTAL SECURITIES LENDING COLLATERAL		40,465,740	15.4%

TOTAL INVESTMENTS — (100.0%) (Cost $247,812,128)		$302,398,843	115.2%

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$411,657	$17,912,664	—	$18,324,321
Austria	—	2,081,495	—	2,081,495
Belgium	230,520	2,816,829	—	3,047,349
Canada	24,588,210	—	—	24,588,210
Denmark	17,522	2,880,141	—	2,897,663
Finland	—	5,094,551	—	5,094,551
France	1,046,254	17,742,381	—	18,788,635
Germany	2,742,895	10,889,472	—	13,632,367
Greece	381,443	4,077,756	—	4,459,199
Hong Kong	9,693	5,809,066	—	5,818,759
Ireland	495,321	1,828,490	—	2,323,811
Italy	473,358	7,262,456	—	7,735,814
Japan	2,796,176	54,356,208	—	57,152,384
Netherlands	1,819,243	5,796,357	—	7,615,600
New Zealand	11,648	907,792	—	919,440
Norway	—	3,760,388	—	3,760,388
Portugal	—	1,619,843	—	1,619,843
Singapore	—	3,732,209	—	3,732,209
Spain	1,724,397	5,628,551	—	7,352,948
Sweden	62,400	6,039,681	—	6,102,081
Switzerland	1,752,841	14,594,574	—	16,347,415
United Kingdom	7,015,128	40,317,086	—	47,332,214
Rights/Warrants
Belgium	—	—	—	—
Denmark	568	—	—	568
Germany	—	3,559	—	3,559
Hong Kong	—	5,586	—	5,586
Italy	—	—	—	—

105

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$2,334	—	$2,334
Spain	—	6,021	—	6,021
United Kingdom	$6,884	26,455	—	33,339
Temporary Cash Investments	—	1,155,000	—	1,155,000
Securities Lending Collateral	—	40,465,740	—	40,465,740

TOTAL	$45,586,158	$256,812,685	—	$302,398,843

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

October 31, 2009

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,967,084,229

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,011,671,280)	$1,967,084,229

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,967,084,229	—	—	$1,967,084,229

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,134,439,234

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $854,969,140)	$1,134,439,234

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,134,439,234	—	—	$1,134,439,234

See accompanying Notes to Financial Statements.

107

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
BRAZIL — (7.4%)
BM&F Bovespa SA	1,104,321	$7,115,147	0.3%
Cia Vale do Rio Doce	708,190	18,051,763	0.7%
#Itau Unibanco Holding SA ADR	1,648,537	31,552,998	1.3%
Petroleo Brasileiro SA ADR (71654V101)	637,166	25,563,100	1.0%
#Petroleo Brasileiro SA ADR (71654V408)	462,510	21,377,212	0.9%
Other Securities		98,747,396	4.0%

TOTAL BRAZIL		202,407,616	8.2%

CHILE — (1.8%)
Other Securities		49,299,787	2.0%

CHINA — (11.0%)
Bank of China, Ltd.	17,448,000	10,033,035	0.4%
China Construction Bank Corp.	16,648,000	14,352,768	0.6%
#China Life Insurance Co., Ltd. ADR	159,456	10,940,276	0.5%
#China Mobile, Ltd. Sponsored ADR	318,041	14,862,056	0.6%
#China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	7,432,116	0.3%
#CNOOC, Ltd. ADR	116,476	17,347,935	0.7%
#*Industrial & Commercial Bank of China, Ltd.	21,941,000	17,456,588	0.7%
#PetroChina Co., Ltd. ADR	129,733	15,573,149	0.6%
Other Securities		193,263,616	7.9%

TOTAL CHINA		301,261,539	12.3%

CZECH REPUBLIC — (0.6%)
Other Securities		16,134,619	0.7%

HUNGARY — (1.1%)
*MOL Hungarian Oil & Gas NYRT	83,994	7,017,209	0.3%
#*OTP Bank NYRT	488,536	13,737,383	0.6%
Other Securities		8,659,120	0.3%

TOTAL HUNGARY		29,413,712	1.2%

INDIA — (10.5%)
ICICI Bank, Ltd. Sponsored ADR	396,338	12,464,830	0.5%
Infosys Technologies, Ltd.	225,217	10,455,397	0.4%
*Reliance Industries, Ltd.	690,546	27,939,425	1.1%
Other Securities		237,253,820	9.7%

TOTAL INDIA		288,113,472	11.7%

INDONESIA — (2.3%)
PT Astra International Tbk	2,085,000	6,708,063	0.3%
Other Securities		57,010,581	2.3%

TOTAL INDONESIA		63,718,644	2.6%

ISRAEL — (3.6%)
*Bank Hapoalim B.M.	1,946,691	7,106,879	0.3%
*Bank Leumi Le-Israel B.M.	1,734,653	6,774,661	0.3%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	838,566	42,330,812	1.7%
Other Securities		42,860,323	1.7%

TOTAL ISRAEL		99,072,675	4.0%

MALAYSIA — (3.8%)
Other Securities		105,292,715	4.3%

MEXICO — (5.0%)
America Movil S.A.B. de C.V. Series L ADR	359,075	15,845,980	0.6%

108

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
*Cemex S.A.B. de C.V. Sponsored ADR	1,165,980	$12,102,873	0.5%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	230,240	9,971,694	0.4%
*Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	8,297,957	0.3%
*Grupo Mexico S.A.B. de C.V. Series B	5,000,219	9,997,598	0.4%
Grupo Televisa S.A. de C.V. Sponsored ADR	356,510	6,902,034	0.3%
Other Securities		74,768,418	3.1%

TOTAL MEXICO		137,886,554	5.6%

PHILIPPINES — (0.6%)
Other Securities		15,883,678	0.6%

POLAND — (1.8%)
KGHM Polska Miedz SA	192,817	6,490,348	0.2%
Other Securities		43,827,902	1.8%

TOTAL POLAND		50,318,250	2.0%

RUSSIA — (0.9%)
*Gazprom OAO Sponsored ADR	410,963	9,855,738	0.4%
Other Securities		13,898,180	0.6%

TOTAL RUSSIA		23,753,918	1.0%

SINGAPORE — (0.0%)
Other Securities		114,229	0.0%

SOUTH AFRICA — (9.2%)
#Gold Fields, Ltd. Sponsored ADR	755,800	9,636,450	0.4%
Impala Platinum Holdings, Ltd.	418,209	9,088,505	0.4%
MTN Group, Ltd.	1,041,866	15,512,590	0.6%
Naspers, Ltd. Series N	378,717	13,663,814	0.5%
Sanlam, Ltd.	3,530,404	9,688,256	0.4%
Sasol, Ltd. Sponsored ADR	466,600	17,446,174	0.7%
Standard Bank Group, Ltd.	1,207,837	15,143,321	0.6%
Other Securities		163,739,983	6.7%

TOTAL SOUTH AFRICA		253,919,093	10.3%

SOUTH KOREA — (10.5%)
Hyundai Motor Co., Ltd.	92,301	8,372,115	0.4%
*KB Financial Group, Inc. ADR	206,311	9,787,394	0.4%
#POSCO ADR	127,995	13,070,849	0.5%
Samsung Electronics Co., Ltd.	46,112	27,747,117	1.1%
Shinhan Financial Group Co., Ltd. ADR	97,355	7,364,906	0.3%
Other Securities		222,288,787	9.1%

TOTAL SOUTH KOREA		288,631,168	11.8%

TAIWAN — (10.3%)
Hon Hai Precision Industry Co., Ltd.	3,065,530	12,007,153	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,259,652	11,354,999	0.5%
Other Securities		260,512,700	10.6%

TOTAL TAIWAN		283,874,852	11.6%

THAILAND — (1.8%)
Other Securities		50,759,389	2.1%

TURKEY — (2.3%)
Turkiye Garanti Bankasi A.S.	1,790,492	6,502,250	0.3%
Other Securities		56,452,562	2.3%

TOTAL TURKEY		62,954,812	2.6%

TOTAL COMMON STOCKS		2,322,810,722	94.6%

109

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
#Banco Bradesco SA Sponsored ADR	696,802	$13,726,999	0.6%
Cia Vale do Rio Doce	738,786	17,065,957	0.7%
#Gerdau SA Sponsored ADR	678,100	10,239,310	0.4%
Metalurgica Gerdau SA	394,900	7,251,939	0.3%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	8,625,000	0.3%
Other Securities		68,244,882	2.8%

TOTAL BRAZIL		125,154,087	5.1%

INDIA — (0.0%)
Other Securities		6,467	0.0%

TOTAL PREFERRED STOCKS		125,160,554	5.1%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		36,466	0.0%

CHILE — (0.0%)
Other Securities		638	0.0%

CHINA — (0.0%)
Other Securities		12,816	0.0%

MALAYSIA — (0.0%)
Other Securities		22,681	0.0%

PHILIPPINES — (0.0%)
Other Securities		33,455	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		10,914	0.0%

SOUTH KOREA — (0.0%)
Other Securities		27	0.0%

TAIWAN — (0.0%)
Other Securities		39,026	0.0%

THAILAND — (0.0%)
Other Securities		96,005	0.0%

TOTAL RIGHTS/WARRANTS		252,028	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
11/02/09 (Collateralized by $14,795,000 FHLMC 6.040%(r), 11/01/36, valued at $9,497,885) to be repurchased at $9,355,148	$9,355	9,355,000	0.4%

110

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)

SECURITIES LENDING COLLATERAL — (10.6%)
§@DFA Short Term Investment Fund LP	288,996,329	$288,996,329	11.8%
@Repurchase Agreement, Deutsche Bank Securities 0.07%,
11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $2,814,708) to be repurchased at $2,759,534	$2,760	2,759,518	0.1%

TOTAL SECURITIES LENDING COLLATERAL		291,755,847	11.9%

TOTAL INVESTMENTS — (100.0%) (Cost $2,300,286,128)		$2,749,334,151	112.0%

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,407,616	—	—	$202,407,616
Chile	49,299,787	—	—	49,299,787
China	93,691,579	$207,569,960	—	301,261,539
Czech Republic	—	16,134,619	—	16,134,619
Hungary	840,571	28,573,141	—	29,413,712
India	16,678,159	271,435,313	—	288,113,472
Indonesia	5,180,275	58,538,369	—	63,718,644
Israel	46,850,946	52,221,729	—	99,072,675
Malaysia	103,683	105,189,032	—	105,292,715
Mexico	137,844,921	41,633	—	137,886,554
Philippines	2,041,390	13,842,288	—	15,883,678
Poland	—	50,318,250	—	50,318,250
Russia	1,112,475	22,641,443	—	23,753,918
Singapore	—	114,229	—	114,229
South Africa	36,360,155	217,558,938	—	253,919,093
South Korea	37,224,895	251,406,273	—	288,631,168
Taiwan	7,621,543	276,253,309	—	283,874,852
Thailand	50,753,618	5,771	—	50,759,389
Turkey	550,208	62,404,604	—	62,954,812
Preferred Stocks
Brazil	125,154,087	—	—	125,154,087
India	—	6,467	—	6,467
Rights/Warrants
Brazil	36,466	—	—	36,466
Chile	638	—	—	638
China	12,816	—	—	12,816
Malaysia	22,681	—	—	22,681
Philippines	—	33,455	—	33,455

111

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Africa	$10,914	—	—	$10,914
South Korea	—	$27	—	27
Taiwan	—	39,026	—	39,026
Thailand	96,005	—	—	96,005
Temporary Cash Investments	—	9,355,000	—	9,355,000
Securities Lending Collateral	—	291,755,847	—	291,755,847

TOTAL	$813,895,428	$1,935,438,723	—	$2,749,334,151

See accompanying Notes to Financial Statements.

112

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2009

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (28.4%)
Federal Farm Credit Bank
#	5.375%, 07/18/11	$57,000	$61,302,189
	3.875%, 08/25/11	40,000	42,065,120
#	1.125%, 10/03/11	30,000	29,977,590
Federal Home Loan Bank
#	1.375%, 05/16/11	77,000	77,747,824
#	2.625%, 05/20/11	40,000	41,157,240
#	3.375%, 06/24/11	85,000	88,343,050
#	3.625%, 07/01/11	112,000	117,147,968
#	1.625%, 07/27/11	133,200	134,744,454
#	5.375%, 08/19/11	55,000	59,265,525
	3.750%, 09/09/11	90,000	94,727,070
#	3.625%, 09/16/11	121,000	127,167,249
Federal Home Loan Mortgage Corporation
#	5.625%, 03/15/11	65,000	69,381,455
	1.625%, 04/26/11	80,000	81,012,880
#	6.000%, 06/15/11	79,000	85,566,322
	5.250%, 07/18/11	65,000	69,901,975
Federal National Mortgage Association
#	4.500%, 02/15/11	63,000	66,203,172
	1.750%, 03/23/11	40,000	40,576,760
	1.375%, 04/28/11	82,000	82,689,046
#	6.000%, 05/15/11	65,000	70,099,185
	3.375%, 05/19/11	20,000	20,814,300

TOTAL AGENCY OBLIGATIONS			1,459,890,374

BONDS — (31.3%)
Bank of America
	1.700%, 12/23/10	40,000	40,446,440
Bank of New York Mellon Corp.
	4.950%, 01/14/11	5,000	5,199,450
Bank of New York Mellon Corp. Floating Rate Note
(r)	0.872%, 02/05/10	59,000	59,062,894
BP Capital Markets P.L.C.
	1.550%, 08/11/11	24,000	24,355,608
BP Capital Markets P.L.C. Floating Rate Note
(r)	1.293%, 03/17/11	29,364	29,761,559
Citigroup, Inc.
	1.500%, 07/12/11	39,000	39,361,920
	1.250%, 09/22/11	20,000	20,082,220

	Face Amount	Value†
	(000)

CME Group, Inc. Floating Rate Note
(r) 1.121%, 08/06/10	$100,000	$100,491,500
Deutsche Bank AG Floating Rate Note
(r) 0.892%, 06/18/10	100,000	99,599,300
General Electric Capital Corp.
5.000%, 12/01/10	10,000	10,389,700
1.625%, 01/07/11	60,000	60,648,780
General Electric Capital Corp. Floating Rate Note
(r) 0.330%, 03/12/10	15,000	15,000,825
(r) 0.524%, 05/10/10	10,200	10,203,468
Goldman Sachs Group, Inc.
1.700%, 03/15/11	50,000	50,722,350
1.625%, 07/15/11	66,000	66,804,672
Japan Finance Corp.
2.000%, 06/24/11	78,200	79,421,562
JPMorgan Chase & Co. Floating Rate Note
(r) 0.781%, 11/19/09	66,510	66,526,761
(r) 0.454%, 01/17/11	10,000	9,953,260
(r) 0.550%, 05/16/11	15,000	14,884,380
(r) 1.050%, 06/13/11	10,490	10,565,727
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	58,000	60,556,582
1.875%, 03/15/11	35,000	35,542,290
3.250%, 10/14/11	20,000	20,824,500
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 09/15/10	24,400	25,165,867
Manitoba, Province of Canada
4.450%, 04/12/10	5,450	5,546,312
Morgan Stanley
2.900%, 12/01/10	90,000	92,098,170
# 2.000%, 09/22/11	25,000	25,489,250
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.584%, 10/14/11	50,000	50,000,000
Nordic Investment Bank
4.875%, 03/15/11	12,291	12,996,454
Oesterreichische Kontrollbank AG
4.250%, 10/06/10	10,000	10,344,380
Oesterreichische Kontrollbank AG
2.875%, 03/15/11	82,000	84,494,604

113

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Regions Bank
2.750%, 12/10/10	$18,000	$18,394,128
Royal Bank of Canada
5.650%, 07/20/11	23,000	24,707,083
Svensk Exportkredit AB
4.000%, 06/15/10	77,000	78,649,494
4.500%, 09/27/10	13,000	13,463,437
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.384%, 10/04/11	48,000	47,908,464
Wachovia Corp. Floating Rate Note
(r) 0.857%, 11/24/09	93,000	93,027,528
Wells Fargo & Co. Floating Rate Note
(r) 0.384%, 01/12/11	25,000	24,916,150
Westpac Banking Corp. Floating Rate Note
(r) 0.304%, 10/06/10	75,000	74,931,525

TOTAL BONDS		1,612,538,594

U.S. TREASURY OBLIGATIONS — (1.9%)
U.S. Treasury Note
# 1.000%, 09/30/11	96,000	96,269,952

COMMERCIAL PAPER — (20.7%)
ANZ National (International), Ltd.
1.605%, 11/06/09	57,000	56,998,336
0.230%, 11/09/09	30,000	29,998,683
Australia & New Zealand Banking Group, Ltd.
0.240%, 11/10/09	12,000	11,999,413
0.000%, 01/15/10	21,200	21,189,434
Bank of Nova Scotia
0.260%, 11/02/09	75,000	74,999,250
BNP Paribas Finance, Inc.
0.240%, 12/04/09	20,000	19,996,306
Caisse Cent Desjardins Du Quebec
0.300%, 11/19/09	25,000	24,997,640
0.310%, 11/19/09	25,000	24,997,640
0.220%, 12/11/09	10,000	9,997,783
0.230%, 12/29/09	50,000	49,982,500
CBA Delaware Finance, Inc.
0.280%, 11/06/09	50,000	49,998,835
0.230%, 12/02/09	55,000	54,993,648

	Face Amount	Value†
	(000)

DnB NOR Bank ASA
0.230%, 12/07/09	$15,000	$14,996,991
0.220%, 12/30/09	24,000	23,991,420
Eksportfinans ASA
0.200%, 11/24/09	11,000	10,998,633
Fortis Funding LLC
0.230%, 12/22/09	70,000	69,976,193
0.260%, 01/15/10	20,000	19,988,750
National Australia Funding Delaware, Inc.
0.265%, 11/02/09	55,000	54,999,219
0.240%, 11/17/09	50,000	49,995,250
Nestle Capital Corp.
0.180%, 11/24/09	25,000	24,997,918
Nestle Finance International, Ltd.
0.210%, 12/04/09	87,435	87,423,948
NRW.BANK
0.230%, 11/27/09	28,000	27,995,948
0.000%, 12/28/09	59,000	58,979,793
0.285%, 01/06/10	15,000	14,993,739
Procter & Gamble International Funding
0.220%, 11/02/09	27,000	26,999,730
Procter & Gamble International Funding SCA
0.180%, 12/03/09	7,650	7,649,075
0.190%, 12/11/09	5,350	5,349,101
Rabobank USA Financial Corp.
0.230%, 12/01/09	15,000	14,998,347
0.230%, 12/10/09	25,000	24,995,958
Scotiabanc, Inc.
0.210%, 12/08/09	17,000	16,996,501
Svenska Handelsbanken AB
0.225%, 01/27/10	20,000	19,987,688
Svenska Handelsbanken, Inc.
0.210%, 01/04/10	35,000	34,986,010
Total Capital Canada, Ltd.
0.230%, 11/10/09	22,300	22,298,910

TOTAL COMMERCIAL PAPER		1,063,748,590

114

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $23,955,000 FNMA 5.00%, 08/25/18, valued at $18,722,068) to be repurchased at $18,442,292	$18,442	$18,442,000

	Shares	Value†

SECURITIES LENDING COLLATERAL — (17.4%)
§@ DFA Short Term Investment Fund LP	894,976,200	$894,976,200

TOTAL INVESTMENTS — (100.0%) (Cost $5,126,967,083)		$5,145,865,710

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,459,890,374	—	$1,459,890,374
Bonds	—	1,612,538,594	—	1,612,538,594
U.S. Treasury Obligations	—	96,269,952	—	96,269,952
Commercial Paper	—	1,063,748,590	—	1,063,748,590
Temporary Cash Investments	—	18,442,000	—	18,442,000
Securities Lending Collateral	—	894,976,200	—	894,976,200

TOTAL	—	$5,145,865,710	—	$5,145,865,710

See accompanying Notes to Financial Statements.

115

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2009

	Face Amount^	Value†
	(000)
BONDS — (42.7%)
AUSTRALIA — (0.5%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	4,085	$4,202,158
(g) 4.500%, 12/15/10	3,410	5,755,032
Commonwealth Bank of Australia
(e) 3.625%, 04/05/11	5,800	8,725,206
Westpac Banking Corp.
(g) 4.875%, 04/13/11	5,639	9,635,502

TOTAL AUSTRALIA		28,317,898

AUSTRIA — (0.2%)
Erste Group Bank AG
2.250%, 05/13/11	8,400	12,450,001

CANADA — (7.5%)
Bank of Nova Scotia
4.400%, 05/09/11	21,500	20,768,795
Canada Housing Trust
4.600%, 09/15/11	55,000	53,815,674
Canada Mortgage & Housing Corp.
(u) 4.800%, 10/01/10	26,280	27,304,683
Canadian Government Bond
1.250%, 06/01/11	108,500	100,633,612
Ontario, Province of Canada
(u) 3.125%, 09/08/10	89,000	90,972,685
Royal Bank of Canada
(g) 4.625%, 12/07/10	6,313	10,668,101
4.920%, 07/06/11	8,000	7,819,971
(u) 5.650%, 07/20/11	3,500	3,759,774
(e) 5.750%, 07/25/11	48,000	75,138,567

TOTAL CANADA		390,881,862

FRANCE — (4.1%)
Agence Francaise de Developpement
(u) 1.750%, 01/18/11	26,500	26,730,206
(u) 4.125%, 06/24/11	45,500	47,487,167
Caisse d’Amortissement de la Dette Sociale
(u) 4.000%, 07/15/11	31,720	33,208,302
French Treasury Note
3.500%, 07/12/11	70,000	106,813,586

TOTAL FRANCE		214,239,261

		Face Amount^	Value†
		(000)

GERMANY — (7.5%)
Bundesschatzanweisungen
	1.500%, 06/10/11	70,000	$103,623,199
Deutsche Bank AG Floating Rate Note
(r)(u)	0.940%, 02/16/10	40,000	40,063,880
Kreditanstalt fuer Wiederaufbau
(u)	4.625%, 01/20/11	53,200	55,545,003
(u)	1.875%, 03/15/11	19,755	20,061,084
(u)	3.250%, 10/14/11	5,000	5,206,125
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)	4.250%, 09/15/10	25,000	25,784,700
(u)	3.250%, 10/29/10	34,000	34,757,452
(u)	2.500%, 02/14/11	29,000	29,537,370
(u)	4.125%, 07/15/11	18,000	18,847,728
Landwirtschaftliche Rentenbank
(u)	4.250%, 01/21/11	25,000	25,976,275
#(u)	4.875%, 02/14/11	9,100	9,582,236
(u)	3.125%, 06/15/11	18,400	19,021,313

TOTAL GERMANY			388,006,365

JAPAN — (0.6%)
Japan Finance Corp.
(u)	2.000%, 06/24/11	29,600	30,062,382

NETHERLANDS — (7.1%)
Bank Nederlandse Gemeenten
(u)	3.375%, 12/15/10	8,648	8,869,458
(u)	3.375%, 01/18/11	15,000	15,426,210
(g)	4.500%, 08/16/11	18,000	30,886,335
(u)	5.125%, 10/20/11	28,600	30,493,835
Deutsche Bahn Finance
(u)	5.125%, 01/05/11	48,385	50,301,965
Nederlandse Waterschapsbank
(u)	2.875%, 06/16/11	107,000	109,701,215
Netherlands Government Bond
	5.000%, 07/15/11	70,000	109,449,751
Rabobank Nederland
(u)	5.000%, 02/15/11	6,884	7,218,721
(g)	5.000%, 04/11/11	4,870	8,318,183

TOTAL NETHERLANDS			370,665,673

116

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†

		(000)

NORWAY — (2.0%)
Kommunalbanken
(u)	3.250%, 06/15/11	101,832	$105,122,803

SPAIN — (0.6%)
Instituto de Credito Oficial
(u)	4.625%, 10/26/10	26,300	27,221,368
(u)	3.000%, 03/15/11	5,000	5,127,410

TOTAL SPAIN			32,348,778

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.2%)
Council of Europe Development Bank
(u)	6.125%, 01/25/11	21,208	22,496,280
(u)	3.375%, 09/15/11	6,000	6,238,812
European Investment Bank
(g)	5.375%, 03/07/11	5,860	10,144,846
(u)	3.250%, 10/14/11	22,000	22,941,644

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			61,821,582

SWEDEN — (1.1%)
Kommuninvest I Sverige
(u)	5.375%, 06/15/11	23,000	24,403,529
Svensk Exportkredit AB
(u)	4.000%, 06/15/10	5,767	5,890,541
Sweden Government International Bond
(u)	4.500%, 02/07/11	25,000	26,204,825

TOTAL SWEDEN			56,498,895

UNITED KINGDOM — (3.8%)
BP Capital Markets P.L.C.
(u)	4.750%, 11/10/10	5,814	6,027,839
(u)	3.625%, 05/27/11	3,160	3,282,169
#(u)	1.550%, 08/11/11	21,000	21,311,157
Lloyds TSB Bank P.L.C.
(u)	2.300%, 04/01/11	40,000	40,651,840
Network Rail Infrastructure Finance P.L.C.
(u)	3.000%, 01/24/11	21,200	21,717,450
United Kingdom Gilt
	9.000%, 07/12/11	56,000	104,023,136

TOTAL UNITED KINGDOM			197,013,591

		Face Amount	Value†

		(000)

UNITED STATES — (6.5%)
Bank of America
#	1.700%, 12/23/10	$80,000	$80,892,880
Bank of America Corp.
	4.500%, 08/01/10	5,092	5,215,461
Citigroup, Inc.
	1.500%, 07/12/11	65,000	65,603,200
	1.375%, 08/10/11	20,000	20,134,220
	1.250%, 09/22/11	15,000	15,061,665
General Electric Capital Corp.
	1.625%, 01/07/11	40,000	40,432,520
Goldman Sachs Group, Inc.
	1.625%, 07/15/11	24,000	24,292,608
Morgan Stanley
	2.000%, 09/22/11	86,200	87,886,934

TOTAL UNITED STATES			339,519,488

TOTAL BONDS			2,226,948,579

AGENCY OBLIGATIONS — (25.3%)
Federal Farm Credit Bank
#	5.375%, 07/18/11	10,800	11,615,152
#	3.875%, 08/25/11	20,000	21,032,560
#	1.125%, 10/03/11	70,500	70,447,336
#	3.500%, 10/03/11	20,000	20,938,620
Federal Home Loan Bank
#	4.375%, 10/22/10	60,000	62,213,460
#	1.625%, 01/21/11	100,000	101,318,200
#	1.375%, 05/16/11	88,200	89,056,598
#	2.625%, 05/20/11	80,000	82,314,480
#	3.375%, 06/24/11	65,000	67,556,450
#	3.625%, 07/01/11	110,600	115,683,618
#	1.625%, 07/27/11	95,000	96,101,525
#	3.750%, 09/09/11	126,800	133,459,916
#	3.625%, 09/16/11	70,000	73,567,830
Federal Home Loan Mortgage Corporation
#	4.750%, 01/18/11	20,000	20,996,680
#	1.625%, 04/26/11	60,000	60,759,660
#	6.000%, 06/15/11	79,000	85,566,322
#	5.250%, 07/18/11	13,500	14,518,102

117

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

Federal National Mortgage Association
# 4.500%, 02/15/11	$13,500	$14,186,394
# 1.375%, 04/28/11	20,000	20,168,060
# 6.000%, 05/15/11	69,000	74,412,981
# 3.375%, 05/19/11	80,000	83,257,200

TOTAL AGENCY OBLIGATIONS		1,319,171,144

U.S. TREASURY OBLIGATIONS — (1.3%)
U.S. Treasury Note
# 1.000%, 09/30/11	65,000	65,182,780

CERTIFICATES OF DEPOSIT INTEREST BEARING — (1.5%)
Nordea Bank Finland
1.650%, 01/28/10	40,000	40,136,552
Toronto Dominion Bank
1.650%, 01/28/10	40,000	40,155,852

TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		80,292,404

COMMERCIAL PAPER — (1.5%)
Westpac Banking Corp.
1.370%, 01/15/10	80,000	79,962,352

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $42,415,000 FNMA 6.50%, 06/25/39, valued at $44,641,788) to be repurchased at $43,978,696	$43,978	43,978,000

		Shares	Value†

SECURITIES LENDING COLLATERAL — (26.8%)
§@	DFA Short Term Investment Fund LP	1,395,043,125	$1,395,043,125

TOTAL INVESTMENTS — (100.0%) (Cost $5,172,581,817)			$5,210,578,384

118

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Bonds
Australia	—	$28,317,898	—	$28,317,898
Austria	—	12,450,001	—	12,450,001
Canada	—	390,881,862	—	390,881,862
France	—	214,239,261	—	214,239,261
Germany	—	388,006,365	—	388,006,365
Japan	—	30,062,382	—	30,062,382
Netherlands	—	370,665,673	—	370,665,673
Norway	—	105,122,803	—	105,122,803
Spain	—	32,348,778	—	32,348,778
Supranational Organization Obligations	—	61,821,582	—	61,821,582
Sweden	—	56,498,895	—	56,498,895
United Kingdom	—	197,013,591	—	197,013,591
United States	—	339,519,488	—	339,519,488
Agency Obligations
United States	—	1,319,171,144	—	1,319,171,144
U.S. Treasury Obligations
United States	—	65,182,780	—	65,182,780
Certificates of Deposit Interest Bearing
United States	—	80,292,404	—	80,292,404
Commercial Paper
United States	—	79,962,352	—	79,962,352
Temporary Cash Investments	—	43,978,000	—	43,978,000
Securities Lending Collateral	—	1,395,043,125	—	1,395,043,125
Other Financial Instruments**	—	6,880,002	—	6,880,002

TOTAL	—	$5,217,458,386	—	$5,217,458,386

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

119

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

		Face Amount^	Value†

		(000)
BONDS — (72.1%)
AUSTRALIA — (4.0%)
Australia & New Zealand Banking Group, Ltd.
	6.500%, 02/02/10	1,279	$1,157,274
	5.750%, 02/22/10	2,576	2,325,465
(u)	5.500%, 05/24/11	1,311	1,380,132
Commonwealth Bank of Australia
	7.250%, 09/17/10	5,000	4,583,367
Westpac Banking Corp. Floating Rate Note
(e)(r)	0.812%, 12/22/09	1,750	2,574,316

TOTAL AUSTRALIA			12,020,554

AUSTRIA — (2.4%)
ASFINAG
(u)	4.750%, 11/17/10	3,500	3,639,192
Oesterreichische Kontrollbank AG
(u)	2.875%, 03/15/11	3,500	3,606,477

TOTAL AUSTRIA			7,245,669

CANADA — (8.9%)
Bank of Nova Scotia
(g)	4.625%, 01/25/11	1,700	2,872,242
	4.400%, 05/09/11	3,500	3,380,967
Canada Housing Trust
	4.600%, 09/15/11	7,000	6,849,268
Canadian Government Bond
	1.250%, 06/01/11	6,900	6,399,741
Ontario, Province of Canada
(u)	3.125%, 09/08/10	5,000	5,110,825
(z)	6.375%, 10/12/10	1,800	1,320,846
Royal Bank of Canada
(u)	5.650%, 07/20/11	1,000	1,074,221

TOTAL CANADA			27,008,110

DENMARK — (0.2%)
Denmark, Kingdom of
	6.000%, 11/15/09	2,600	514,904

FINLAND — (0.2%)
Municipality Finance P.L.C.
(t)	6.705%, 08/25/10	800	726,865

		Face Amount^	Value†

		(000)

FRANCE — (5.8%)
Agence Francaise de Developpement
(u)	1.750%, 01/18/11	3,500	$3,530,405
BNP Paribas Finance, Inc. Floating Rate Note
(r)	1.243%, 04/14/10	3,850	5,676,074
Caisse d’Amortissement de la Dette Sociale
(u)	4.000%, 07/15/11	8,000	8,375,360

TOTAL FRANCE			17,581,839

GERMANY — (6.6%)
Kreditanstalt fuer Wiederaufbau
(z)	8.000%, 01/14/11	4,302	3,226,988
(n)	5.250%, 05/16/11	27,000	4,910,573
Landeskreditbank Baden-Wuerttemberg Foerderbank
(n)	3.500%, 04/15/10	2,930	511,651
(u)	3.250%, 10/29/10	4,500	4,600,251
(u)	4.125%, 07/15/11	3,000	3,141,288
Landwirtschaftliche Rentenbank
(u)	4.250%, 01/21/11	2,000	2,078,102
(t)	6.500%, 05/04/11	1,000	916,349
Norddeutsche Landesbank Girozentrale AG
(z)	6.500%, 11/11/09	1,053	755,826

TOTAL GERMANY			20,141,028

IRELAND — (1.9%)
General Electric Capital Corp. Floating Rate Note
(g)(r)	1.276%, 02/01/10	3,600	5,895,720

JAPAN — (1.4%)
Japan Finance Corp.
(u)	2.000%, 06/24/11	4,200	4,265,608

NETHERLANDS — (6.5%)
Bank Nederlandse Gemeenten
(t)	5.000%, 07/16/10	3,800	3,424,833
(u)	5.125%, 10/20/11	1,400	1,492,705
Deutsche Bahn Finance
(u)	5.125%, 01/05/11	5,000	5,198,095
Nederlandse Waterschapsbank
(u)	2.875%, 06/16/11	4,000	4,100,980

120

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†

		(000)

NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
(z)	8.250%, 01/21/10	2,299	$1,664,488
(t)	7.375%, 02/18/11	2,000	1,851,512
Toyota Motor Finance
(t)	6.630%, 05/25/10	2,100	1,892,028

TOTAL NETHERLANDS			19,624,641

NORWAY — (2.5%)
Kommunalbanken
	5.250%, 11/10/10	4,000	719,226
(t)	4.000%, 11/15/10	1,300	1,156,675
	3.500%, 03/01/11	9,290	1,645,451
(u)	3.250%, 06/15/11	4,000	4,129,264

TOTAL NORWAY			7,650,616

SPAIN — (2.1%)
Instituto de Credito Oficial
(u)	4.625%, 10/26/10	4,500	4,657,649
(u)	1.875%, 04/15/11	1,700	1,722,440

TOTAL SPAIN			6,380,089

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.7%)
Council of Europe Development Bank
(u)	6.125%, 01/25/11	1,800	1,909,341
(u)	3.375%, 09/15/11	4,000	4,159,208
Eurofima
(z)	6.500%, 10/21/10	5,500	4,038,086
European Investment Bank
(z)	7.250%, 02/08/10	1,000	724,450
(n)	6.000%, 08/06/10	7,500	1,344,066
(z)	6.250%, 09/30/10	3,252	2,381,961
(z)	7.750%, 10/26/10	3,674	2,737,684
Inter-American Development Bank
(z)	7.410%, 01/29/10	1,300	941,446
(z)	6.125%, 07/19/11	3,800	2,800,426
International Bank for Reconstruction & Development
(t)	0.500%, 03/12/10	2,059	1,828,995
(t)	5.520%, 04/18/11	1,796	1,616,615
(t)	5.520%, 04/18/11	1,000	900,120
(t)	5.760%, 04/26/11	1,200	1,086,085

		Face Amount^	Value†

		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
(n)	4.625%, 07/30/10	16,000	$2,830,652

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			29,299,135

SWEDEN — (2.5%)
City of Stockholm
	3.375%, 03/08/10	10,000	1,415,398
Kommuninvest I Sverige
(u)	5.375%, 06/15/11	4,000	4,244,092
Svensk Exportkredit AB
(u)	4.875%, 09/29/11	1,000	1,065,380
Swedish Export Credit
(t)	5.800%, 09/13/10	1,000	902,397

TOTAL SWEDEN			7,627,267

UNITED KINGDOM — (4.6%)
BP Capital Markets P.L.C.
(t)	8.000%, 03/11/11	4,728	4,393,785
Lloyds TSB Bank P.L.C.
(u)	2.300%, 04/01/11	5,500	5,589,628
Network Rail Infrastructure Finance P.L.C.
(u)	3.000%, 01/24/11	3,800	3,892,750

TOTAL UNITED KINGDOM			13,876,163

UNITED STATES — (12.8%)
Bank of America Corp.
	4.500%, 08/01/10	$1,472	1,507,690
Citigroup, Inc.
	1.500%, 07/12/11	7,300	7,367,744
General Electric Capital Corp.
(z)	6.625%, 02/04/10	1,000	721,750
(z)	9.000%, 01/04/11	1,100	820,338
Goldman Sachs Group, Inc.
	1.700%, 03/15/11	5,300	5,376,569
	1.625%, 07/15/11	2,000	2,024,384
Morgan Stanley
	2.900%, 12/01/10	2,000	2,046,626
	2.000%, 09/22/11	5,000	5,097,850
Nestle Holdings, Inc.
(n)	4.750%, 02/12/10	6,000	1,054,174
(z)	8.250%, 03/31/10	2,000	1,459,381
(n)	5.000%, 01/31/11	29,500	5,291,700

121

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

UNITED STATES — (Continued)
Regions Bank
2.750%, 12/10/10	$1,000	$1,021,896
Toyota Motor Credit Corp.
(n) 4.625%, 01/22/10	4,200	735,842
(z) 7.660%, 04/26/10	2,800	2,037,166
(z) 8.500%, 12/21/10	1,300	972,643
(z) 7.375%, 01/18/11	1,800	1,333,569

TOTAL UNITED STATES		38,869,322

TOTAL BONDS		218,727,530

AGENCY OBLIGATIONS — (24.8%)
Federal Farm Credit Bank
2.625%, 04/21/11	1,300	1,335,632
5.375%, 07/18/11	4,500	4,839,646
3.875%, 08/25/11	7,000	7,361,396
1.125%, 10/03/11	3,000	2,997,759
Federal Home Loan Bank
1.625%, 01/21/11	5,000	5,065,910
1.375%, 05/16/11	4,000	4,038,848
3.375%, 06/24/11	1,000	1,039,330
1.625%, 07/27/11	8,500	8,598,558
3.750%, 09/09/11	11,600	12,209,267
3.625%, 09/16/11	9,800	10,299,496
Federal Home Loan Mortgage Corporation
4.750%, 01/18/11	1,700	1,784,718
1.625%, 04/26/11	2,500	2,531,652
6.000%, 06/15/11	4,500	4,874,031
5.250%, 07/18/11	4,500	4,839,368
Federal National Mortgage Association
6.000%, 05/15/11	2,000	2,156,898
3.375%, 05/19/11	1,000	1,040,715

TOTAL AGENCY OBLIGATIONS		75,013,224

U.S. TREASURY OBLIGATIONS — (0.7%)
U.S. Treasury Note
1.000%, 09/30/11	2,200	2,206,186

	Face Amount	Value†

	(000)

TEMPORARY CASH INVESTMENTS — (2.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $6,940,000 FNMA 6.50%, 06/25/39, valued at $7,469,175) to be repurchased at $7,357,116.	$7,357	$7,357,000

TOTAL INVESTMENTS — (100.0%) (Cost $299,330,879)		$303,303,940

122

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$12,020,554	—	$12,020,554
Austria	—	7,245,669	—	7,245,669
Canada	—	27,008,110	—	27,008,110
Denmark	—	514,904	—	514,904
Finland	—	726,865	—	726,865
France	—	17,581,839	—	17,581,839
Germany	—	20,141,028	—	20,141,028
Ireland	—	5,895,720	—	5,895,720
Japan	—	4,265,608	—	4,265,608
Netherlands	—	19,624,641	—	19,624,641
Norway	—	7,650,616	—	7,650,616
Spain	—	6,380,089	—	6,380,089
Supranational Organization Obligations	—	29,299,135	—	29,299,135
Sweden	—	7,627,267	—	7,627,267
United Kingdom	—	13,876,163	—	13,876,163
United States	—	38,869,322	—	38,869,322
Agency Obligations
United States	—	75,013,224	—	75,013,224
U.S. Treasury Obligations
United States	—	2,206,186	—	2,206,186
Temporary Cash Investments	—	7,357,000	—	7,357,000
Other Financial Instruments**	—	255,714	—	255,714

TOTAL	—	$303,559,654	—	$303,559,654

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

123

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†

	(000)

AGENCY OBLIGATIONS — (77.8%)
Federal Farm Credit Bank
2.625%, 04/17/14	$31,500	$31,653,878
3.000%, 09/22/14	9,000	9,193,536
Federal Home Loan Bank
1.625%, 01/21/11	10,000	10,131,820
4.625%, 02/18/11	21,500	22,606,669
1.375%, 05/16/11	4,000	4,038,848
2.625%, 05/20/11	50,200	51,652,336
3.375%, 06/24/11	6,300	6,547,779
5.375%, 08/19/11	50,000	53,877,750
3.750%, 09/09/11	40,000	42,100,920
3.625%, 09/16/11	50,000	52,548,450
4.875%, 11/18/11	50,000	53,892,450
5.750%, 05/15/12	150,000	166,461,600
4.625%, 10/10/12	100,000	108,867,700
5.250%, 06/18/14	65,000	73,109,985
5.500%, 08/13/14	67,500	76,731,435
Tennessee Valley Authority
5.625%, 01/18/11	10,930	11,597,954

TOTAL AGENCY OBLIGATIONS		775,013,110

U.S. TREASURY OBLIGATIONS — (21.4%)
U.S. Treasury Notes
2.750%, 10/31/13	50,000	51,621,100
2.000%, 11/30/13	112,000	112,323,792
1.750%, 01/31/14	50,000	49,457,050

TOTAL U.S. TREASURY OBLIGATIONS		213,401,942

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $7,650,000 FNMA 6.50%, 06/25/39, valued at $8,233,313) to be repurchased at $8,107,128	8,107	8,107,000

TOTAL INVESTMENTS — (100.0%) (Cost $968,224,925)		$996,522,052

124

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$775,013,110	—	$775,013,110
U.S. Treasury Obligations	—	213,401,942	—	213,401,942
Temporary Cash Investments	—	8,107,000	—	8,107,000

TOTAL	—	$996,522,052	—	$996,522,052

See accompanying Notes to Financial Statements.

125

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

		Face Amount^	Value†

		(000)

BONDS — (53.6%)
AUSTRALIA — (2.0%)
National Australia Bank, Ltd.
(u)	5.350%, 06/12/13	10,364	$11,102,518
SunCorp-Metway, Ltd.
(g)	4.000%, 01/16/14	43,555	73,461,203

TOTAL AUSTRALIA			84,563,721

AUSTRIA — (2.3%)
Oesterreichischen Kontrollbank AG
(u)	3.625%, 06/17/13	2,867	2,993,435
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j)	1.600%, 02/15/11	8,246,000	91,282,299

TOTAL AUSTRIA			94,275,734

BELGIUM — (2.2%)
Belgium Government International Bond
(u)	4.250%, 09/03/13	78,000	83,219,292
(u)	2.875%, 09/15/14	8,000	8,019,208

TOTAL BELGIUM			91,238,500

CANADA — (2.2%)
Ontario, Province of
(u)	4.375%, 02/15/13	55,000	58,246,485
(u)	4.100%, 06/16/14	31,000	32,775,866

TOTAL CANADA			91,022,351

FRANCE — (2.5%)
Caisse d’Amortissement de la Dette Sociale
(u)	3.500%, 07/01/14	88,833	91,991,013
Total Capital SA
(g)	4.625%, 03/07/12	2,014	3,473,486
(u)	5.000%, 05/22/12	9,900	10,651,687

TOTAL FRANCE			106,116,186

GERMANY — (5.1%)
Bayerische Landesbank
(j)	1.000%, 09/20/10	2,950,000	32,786,965
Kreditanstalt fuer Wiederaufbau
(g)	4.875%, 01/15/13	5,000	8,793,992
(u)	4.000%, 10/15/13	10,200	10,834,756
(g)	3.250%, 02/24/14	10,000	16,539,567

		Face Amount^	Value†

		(000)

GERMANY — (Continued)
(u)	3.500%, 03/10/14	51,800	$54,032,321
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)	4.875%, 01/13/12	9,000	9,613,782
Landwirtschaftliche Rentenbank
(u)	4.125%, 07/15/13	9,000	9,592,236
(u)	4.875%, 01/10/14	64,200	69,836,632

TOTAL GERMANY			212,030,251

NETHERLANDS — (3.4%)
Bank Nederlandse Gemeenten
(g)	5.750%, 03/07/12	6,500	11,483,930
(g)	4.750%, 04/22/13	13,577	23,531,631
(u)	5.000%, 05/16/14	19,200	20,787,475
Rabobank Nederland
(j)	0.800%, 02/03/11	7,292,000	80,990,089
#(u)	4.200%, 05/13/14	3,000	3,128,124

TOTAL NETHERLANDS			139,921,249

NORWAY — (2.0%)
Eksportfinans
(j)	1.800%, 06/21/10	5,998,000	66,979,099
Kommunalbanken
(g)	4.875%, 12/10/12	8,965	15,627,199

TOTAL NORWAY			82,606,298

SPAIN — (1.0%)
Instituto de Credito Oficial
(g)	4.500%, 03/07/13	15,640	26,876,221
(u)	3.250%, 05/14/13	15,600	16,005,085

TOTAL SPAIN			42,881,306

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.7%)
African Development Bank
(u)	3.000%, 05/27/14	90,100	91,644,494
Asian Development Bank
(u)	2.750%, 05/21/14	20,500	20,746,184
Council of Europe Development Bank
(g)	4.625%, 03/07/12	12,800	22,231,679
(u)	4.500%, 06/30/14	14,400	15,455,261
(u)	4.500%, 06/30/14	50,000	53,664,100

126

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†

		(000)

	SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Eurofima
(u)	4.250%, 09/05/13	40,100	$42,676,746
(u)	4.250%, 02/04/14	42,860	45,478,446
	European Investment Bank
(u)	3.000%, 04/08/14	10,500	10,732,386
(g)	6.250%, 04/15/14	12,500	23,153,225
#(u)	3.125%, 06/04/14	50,000	51,259,500
	Inter-American Development Bank
(u)	3.000%, 04/22/14	13,463	13,728,867
	Nordic Investment Bank
(u)	2.625%, 10/06/14	10,000	9,999,000

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		400,769,888

	SWEDEN — (0.9%)
	Svensk Exportkredit AB
(u)	3.250%, 09/16/14	35,810	36,213,364

	UNITED KINGDOM — (7.7%)
	Barclays Bank P.L.C.
(u)	5.200%, 07/10/14	35,800	38,174,363
	BP Capital Markets P.L.C.
(u)	5.250%, 11/07/13	77,000	84,981,204
	Lloyds TSB Bank P.L.C.
	2.750%, 03/16/12	27,400	45,572,136
	Network Rail Infrastructure Finance P.L.C.
	4.875%, 03/07/12	18,888	32,841,426
(u)	3.500%, 06/17/13	24,000	24,980,472
	United Kingdom Gilt
	5.250%, 06/07/12	47,000	83,802,250
	5.000%, 09/07/14	4,000	7,235,571

	TOTAL UNITED KINGDOM		317,587,422

	UNITED STATES — (12.6%)
	3M Co.
	4.375%, 08/15/13	$19,600	21,183,190
	Bank of America Corp.
	4.900%, 05/01/13	54,265	56,502,292
	Bank of New York Mellon Corp.
	4.500%, 04/01/13	10,000	10,605,800
	4.300%, 05/15/14	65,000	68,504,020
	General Electric Capital Corp.
(j)	1.450%, 11/10/11	5,140,000	56,652,833

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
4.800%, 05/01/13	$34,800	$36,576,296
JPMorgan Chase & Co.
4.750%, 05/01/13	15,000	15,898,575
Mellon Funding Corp.
5.200%, 05/15/14	11,760	12,787,448
Merck & Co., Inc.
4.375%, 02/15/13	30,506	31,875,811
Microsoft Corp.
2.950%, 06/01/14	22,300	22,624,666
Toyota Motor Credit Corp.
(j) 1.300%, 03/16/12	5,550,000	62,103,091
Wal-Mart Stores, Inc.
4.250%, 04/15/13	18,500	19,731,212
7.250%, 06/01/13	47,800	55,812,523
3.200%, 05/15/14	5,000	5,123,635
Wells Fargo Bank & Co.
5.250%, 10/23/12	42,700	45,679,649

TOTAL UNITED STATES		521,661,041

TOTAL BONDS		2,220,887,311

AGENCY OBLIGATIONS — (22.9%)
Federal Farm Credit Bank
# 4.250%, 07/08/13	50,000	53,960,200
# 2.625%, 04/17/14	50,000	50,244,250
# 3.000%, 09/22/14	45,000	45,967,680
Federal Home Loan Bank
# 5.750%, 05/15/12	50,000	55,487,200
# 3.625%, 05/29/13	37,500	39,713,625
# 5.500%, 08/13/14	112,000	127,317,344
Federal Home Loan Mortgage Corporation
# 4.750%, 03/05/12	100,000	108,275,400
# 3.000%, 07/28/14	112,000	114,528,736
Federal National Mortgage Association
# 5.000%, 02/16/12	50,000	54,198,250
# 6.125%, 03/15/12	50,000	55,667,450
# 4.875%, 05/18/12	100,000	108,707,500
# 3.000%, 09/16/14	118,000	120,358,466
# 4.625%, 10/15/14	15,000	16,403,190

TOTAL AGENCY OBLIGATIONS		950,829,291

127

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $34,615,000 FHLMC 4.50%, 05/01/23, valued at $29,372,432) to be repurchased at $28,937,458	$28,937	28,937,000

		Shares	Value†
SECURITIES LENDING COLLATERAL — (22.8%)
§@	DFA Short Term Investment Fund LP	943,857,350	$943,857,350

TOTAL INVESTMENTS — (100.0%) (Cost $3,961,944,892)			$4,144,510,952

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$84,563,721	—	$84,563,721
Austria	—	94,275,734	—	94,275,734
Belgium	—	91,238,500	—	91,238,500
Canada	—	91,022,351	—	91,022,351
France	—	106,116,186	—	106,116,186
Germany	—	212,030,251	—	212,030,251
Netherlands	—	139,921,249	—	139,921,249
Norway	—	82,606,298	—	82,606,298
Spain	—	42,881,306	—	42,881,306
Supranational Organization Obligations	—	400,769,888	—	400,769,888
Sweden	—	36,213,364	—	36,213,364
United Kingdom	—	317,587,422	—	317,587,422
United States	—	521,661,041	—	521,661,041
Agency Obligations
United States	—	950,829,291	—	950,829,291
Temporary Cash Investments	—	28,937,000	—	28,937,000
Securities Lending Collateral	—	943,857,350	—	943,857,350
Other Financial Instruments**	—	(5,596,063)	—	(5,596,063)

TOTAL	—	$4,138,914,889	—	$4,138,914,889

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

128

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (66.0%)
Federal Farm Credit Bank
4.800%, 05/24/11	$3,300	$3,503,999
6.300%, 06/06/11	2,800	3,041,920
4.250%, 07/11/11	13,600	14,362,062
4.350%, 11/02/11	8,000	8,507,328
4.200%, 11/07/11	6,650	7,053,675
4.300%, 11/23/11	5,500	5,849,228
6.260%, 12/02/11	2,000	2,208,306
4.950%, 12/22/11	9,000	9,707,220
5.230%, 02/14/12	12,000	13,055,964
4.500%, 03/14/12	8,500	9,120,934
4.625%, 03/16/12	7,000	7,532,343
5.000%, 06/01/12	4,295	4,677,075
4.480%, 08/24/12	12,000	12,949,968
6.280%, 11/26/12	3,000	3,407,448
4.400%, 01/03/13	11,000	11,890,395
4.150%, 05/15/13	10,000	10,754,950
5.580%, 07/03/13	23,000	25,898,046
3.880%, 07/08/13	7,000	7,460,362
4.920%, 08/26/13	4,125	4,552,985
4.710%, 10/18/13	7,000	7,676,088
4.900%, 01/16/14	5,700	6,241,768
5.300%, 02/18/14	12,000	13,439,520
5.250%, 06/05/14	14,400	16,096,694
4.375%, 06/30/14	3,915	4,225,961
3.000%, 09/22/14	7,000	7,150,528
8.160%, 09/30/14	3,615	4,516,635
4.700%, 12/10/14	4,000	4,359,968
4.550%, 02/03/15	4,500	4,868,874
4.375%, 02/17/15	14,300	15,346,760
6.030%, 03/21/16	4,700	5,428,495
5.050%, 03/08/17	10,000	10,782,700
5.625%, 08/18/17	4,000	4,506,620
5.100%, 09/03/19	9,000	9,630,018
5.320%, 09/03/19	21,300	22,845,720
5.150%, 11/15/19	11,200	12,005,347
4.670%, 05/07/20	5,600	5,782,963
5.350%, 08/07/20	6,700	7,306,169
5.250%, 03/02/21	6,100	6,433,786
5.220%, 02/22/22	5,000	5,224,285
5.210%, 12/19/22	21,200	22,736,449
Federal Home Loan Bank
7.200%, 06/14/11	3,000	3,308,493
5.750%, 08/15/11	12,000	13,009,992
5.000%, 10/13/11	25,000	26,959,850
5.625%, 11/15/11	5,000	5,465,830
5.625%, 02/15/12	6,100	6,711,464

	Face Amount	Value†

	(000)
5.750%, 05/15/12	$8,300	$9,210,875
4.625%, 08/15/12	15,175	16,465,877
4.500%, 11/15/12	18,000	19,517,292
5.126%, 02/28/13	5,615	6,217,810
3.875%, 06/14/13	12,600	13,451,445
5.375%, 06/14/13	52,400	58,556,738
4.500%, 09/16/13	11,000	11,993,883
6.395%, 06/03/14	5,200	6,104,748
5.250%, 06/18/14	50,300	56,575,881
6.700%, 06/25/14	12,500	14,853,625
5.500%, 08/13/14	35,500	40,355,051
4.500%, 11/14/14	4,000	4,364,456
4.875%, 03/11/16	13,600	14,799,996
5.375%, 05/18/16	6,000	6,766,230
5.375%, 09/09/16	6,000	6,609,708
4.875%, 05/17/17	10,500	11,437,009
5.000%, 11/17/17	31,000	33,890,285
4.625%, 09/11/20	11,200	11,527,006
5.000%, 03/12/21	5,200	5,503,623
5.000%, 12/10/21	39,500	43,175,198
5.750%, 06/10/22	19,500	22,003,040
4.750%, 03/10/23	22,200	22,767,232
Tennessee Valley Authority
6.790%, 05/23/12	37,600	42,481,946
6.000%, 03/15/13	28,100	31,679,547
4.750%, 08/01/13	12,500	13,586,850
4.375%, 06/15/15	6,500	6,979,635
6.250%, 12/15/17	10,000	11,626,650
4.500%, 04/01/18	10,000	10,388,480

TOTAL AGENCY OBLIGATIONS		970,485,301

U.S. TREASURY OBLIGATIONS — (33.0%)
U.S. Treasury Bonds
11.250%, 02/15/15	19,000	27,319,929
10.625%, 08/15/15	11,000	15,752,341
9.875%, 11/15/15	11,600	16,272,619
9.250%, 02/15/16	9,000	12,386,952
7.250%, 05/15/16	6,000	7,565,628
7.500%, 11/15/16	17,800	22,882,737
9.000%, 11/15/18	12,200	17,584,202
8.125%, 08/15/19	3,800	5,278,436
8.750%, 08/15/20	12,700	18,522,163
8.125%, 05/15/21	27,100	38,299,915
7.250%, 08/15/22	21,000	28,169,526
6.250%, 08/15/23	21,000	26,043,276

129

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

U.S. Treasury Notes
4.875%, 02/15/12	$51,800	$56,239,415
4.375%, 08/15/12	54,700	59,349,500
4.000%, 11/15/12	9,700	10,451,750
3.875%, 02/15/13	27,600	29,620,403
3.625%, 05/15/13	7,700	8,210,726
4.250%, 08/15/13	30,100	32,801,957
4.000%, 02/15/14	10,500	11,358,868
4.250%, 08/15/14	15,500	16,939,810
4.250%, 11/15/14	7,500	8,189,062
4.875%, 08/15/16	8,200	9,207,706
3.000%, 09/30/16	7,000	7,018,592

TOTAL U.S. TREASURY OBLIGATIONS		485,465,513

	Face Amount	Value†

	(000)

TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $13,455,000 FNMA 6.50%, 06/25/39, valued at $14,161,388) to be repurchased at $13,952,221	$13,952	$13,952,000

TOTAL INVESTMENTS — (100.0%) (Cost $1,366,863,221)		$1,469,902,814

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$970,485,301	—	$970,485,301
U.S. Treasury Obligations	—	485,465,513	—	485,465,513
Temporary Cash Investments	—	13,952,000	—	13,952,000

TOTAL	—	$1,469,902,814	—	$1,469,902,814

See accompanying Notes to Financial Statements.

130

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (6.7%)
Federal Farm Credit Bank
2.625%, 04/17/14	$5,000	$5,024,425
Federal Home Loan Bank
1.625%, 03/16/11	6,600	6,686,869
Federal Home Loan Mortgage Corporation
3.250%, 02/25/11	6,500	6,709,196
Federal National Mortgage Association
1.750%, 03/23/11	6,600	6,695,165

TOTAL AGENCY OBLIGATIONS		25,115,655

BONDS — (91.8%)
Abbott Laboratories
5.600%, 05/15/11	600	640,937
Aetna, Inc.
5.750%, 06/15/11	1,600	1,684,789
African Development Bank
1.875%, 01/23/12	1,000	1,010,670
3.000%, 05/27/14	4,000	4,068,568
Agence Francaise de Developpement
2.250%, 05/22/12	2,000	2,019,670
Alcoa, Inc.
6.000%, 01/15/12	1,000	1,055,160
5.375%, 01/15/13	470	488,245
Allied Waste North America, Inc.
6.375%, 04/15/11	1,100	1,161,310
Allstate Corp.
7.500%, 06/15/13	1,100	1,242,909
Allstate Corp.(The)
6.200%, 05/16/14	500	552,204
Altria Group, Inc.
7.750%, 02/06/14	1,600	1,825,781
American Express Credit Corp.
5.875%, 05/02/13	1,000	1,073,205
7.300%, 08/20/13	1,800	2,021,533
Anadarko Petroleum Corp.
5.000%, 10/01/12	600	624,235
7.625%, 03/15/14	500	572,099
Analog Devices, Inc.
5.000%, 07/01/14	1,500	1,576,764
Anheuser-Busch Cos., Inc.
6.000%, 04/15/11	300	315,638
Apache Corp.
6.000%, 09/15/13	1,100	1,224,926

	Face Amount	Value†

	(000)
Appalachian Power Co.
5.650%, 08/15/12	$600	$645,243
Archer-Daniels-Midland Co.
7.125%, 03/01/13	800	905,614
Arizona Public Service Co.
6.500%, 03/01/12	600	649,463
AT&T, Inc.
6.700%, 11/15/13	1,700	1,930,945
Atmos Energy Corp.
7.375%, 05/15/11	800	860,066
Australia & New Zealand Banking Group, Ltd.
5.125%, 11/14/11	2,400	2,544,415
Austria Government International Bond
5.500%, 02/22/12	3,020	3,253,050
AutoZone, Inc.
5.875%, 10/15/12	760	814,688
Avon Products, Inc.
5.125%, 01/15/11	1,100	1,137,497
Baker Hughes, Inc.
6.500%, 11/15/13	1,870	2,125,083
Bank of America Corp.
5.375%, 09/11/12	3,100	3,297,123
Bank of New York Mellon Corp.
4.950%, 11/01/12	2,500	2,708,400
4.300%, 05/15/14	2,000	2,107,816
Barclays Bank P.L.C.
5.450%, 09/12/12	2,700	2,922,278
Baxter International, Inc.
4.000%, 03/01/14	1,600	1,668,357
BB&T Corp.
3.850%, 07/27/12	500	516,863
5.700%, 04/30/14	1,000	1,082,044
Bear Stearns Cos. LLC
5.500%, 08/15/11	1,600	1,677,987
Belgium Government International Bond
4.250%, 09/03/13	1,000	1,066,914
BHP Billiton Finance, Ltd.
5.125%, 03/29/12	600	646,150
5.500%, 04/01/14	1,000	1,098,500
Black & Decker Corp.
7.125%, 06/01/11	1,430	1,534,719
Black Hills Corp.
6.500%, 05/15/13	1,500	1,582,430

131

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
Block Financial LLC
5.125%, 10/30/14	$1,000	$1,013,823
Boeing Capital Corp.
7.375%, 09/27/10	600	635,887
Boeing Co.
5.000%, 03/15/14	1,000	1,087,604
BP Capital Markets P.L.C.
3.125%, 03/10/12	3,500	3,618,797
3.750%, 06/17/13	2,500	2,608,375
5.250%, 11/07/13	1,000	1,103,652
Bristol-Myers Squibb Co.
5.250%, 08/15/13	600	653,552
Brown-Forman Corp.
5.000%, 02/01/14	1,510	1,611,372
Burlington Northern Santa Fe Corp.
5.900%, 07/01/12	1,100	1,201,078
Caisse d’Amortissement de la Dette Sociale
4.125%, 12/09/11	1,400	1,479,729
3.500%, 07/01/14	3,800	3,935,090
Campbell Soup Co.
4.875%, 10/01/13	2,050	2,227,618
Canadian National Railway Co.
4.400%, 03/15/13	600	634,774
Capital One Financial Corp.
7.375%, 05/23/14	1,500	1,702,476
Caterpillar Financial Services Corp.
6.200%, 09/30/13	1,576	1,756,194
CenterPoint Energy Resources Corp.
7.875%, 04/01/13	600	676,644
CIGNA Corp.
6.375%, 10/15/11	1,000	1,064,962
Cisco Systems, Inc.
5.250%, 02/22/11	1,100	1,159,805
Citigroup, Inc.
6.000%, 02/21/12	1,100	1,169,891
6.500%, 08/19/13	2,000	2,143,896
CNA Financial Corp.
6.000%, 08/15/11	1,000	1,022,197
Coca-Cola Co.
3.625%, 03/15/14	1,500	1,563,638
Coca-Cola Enterprises, Inc.
7.375%, 03/03/14	1,600	1,879,354
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	600	697,429

	Face Amount	Value†

	(000)
Comcast Corp.
5.300%, 01/15/14	$1,000	$1,066,464
Commonwealth Bank of Australia
4.750%, 01/27/11	1,800	1,854,580
2.500%, 12/10/12	1,400	1,429,613
ConAgra Foods, Inc.
6.750%, 09/15/11	800	872,277
ConocoPhillips
4.750%, 02/01/14	1,600	1,717,934
Consolidated Edison Co. of New York, Inc.
3.850%, 06/15/13	600	617,557
Credit Suisse
5.000%, 05/15/13	1,100	1,174,172
Credit Suisse USA, Inc.
5.125%, 01/15/14	500	534,456
CSX Corp.
6.750%, 03/15/11	600	638,354
5.500%, 08/01/13	500	536,301
CVS Caremark Corp.
5.750%, 08/15/11	600	645,410
4.875%, 09/15/14	1,000	1,064,188
Dell, Inc.
4.700%, 04/15/13	600	638,446
5.625%, 04/15/14	500	552,281
Detroit Edison Co.
6.400%, 10/01/13	600	666,750
Deutsche Bank AG
4.875%, 05/20/13	1,100	1,174,936
3.875%, 08/18/14	500	509,377
Deutsche Telekom International Finance
5.250%, 07/22/13	1,500	1,604,754
Devon Energy Corp.
5.625%, 01/15/14	1,100	1,194,474
Diageo Capital P.L.C.
5.200%, 01/30/13	600	643,370
7.375%, 01/15/14	1,500	1,747,209
Dominion Resources, Inc.
5.000%, 03/15/13	600	633,395
Dover Corp.
6.500%, 02/15/11	1,100	1,173,220
Dow Chemical Co.
6.000%, 10/01/12	1,500	1,602,982
DTE Energy Co.
7.625%, 05/15/14	1,000	1,103,565
Duke Energy Corp.
3.950%, 09/15/14	570	580,364

132

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
Duke Energy Ohio, Inc.
5.700%, 09/15/12	$450	$492,682
E.I. Du Pont de Nemours & Co.
4.750%, 11/15/12	1,000	1,071,249
5.875%, 01/15/14	600	667,774
Eaton Corp.
5.950%, 03/20/14	600	659,415
Eksportfinans
5.000%, 02/14/12	1,900	2,037,203
Eli Lilly & Co.
3.550%, 03/06/12	600	628,208
4.200%, 03/06/14	1,000	1,061,272
Emerson Electric Co.
5.625%, 11/15/13	480	531,532
Enbridge Energy Partners LP
4.750%, 06/01/13	800	816,064
EnCana Holdings Finance Corp.
5.800%, 05/01/14	1,500	1,635,798
Enterprise Products Operating LLC
7.625%, 02/15/12	1,500	1,658,698
9.750%, 01/31/14	600	723,859
Export Development Canada
2.375%, 03/19/12	1,000	1,024,320
Express Scripts, Inc.
5.250%, 06/15/12	1,500	1,597,902
FirstEnergy Corp.
6.450%, 11/15/11	49	52,959
Fortune Brands, Inc.
4.875%, 12/01/13	600	604,052
FPL Group Capital, Inc.
5.625%, 09/01/11	800	859,908
General Dynamics Corp.
5.250%, 02/01/14	1,100	1,202,883
General Electric Capital Corp.
5.875%, 02/15/12	600	646,933
4.800%, 05/01/13	1,000	1,051,043
General Mills, Inc.
6.000%, 02/15/12	600	652,931
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	2,100	2,264,690
Goldman Sachs Group, Inc.
4.750%, 07/15/13	1,600	1,680,534
6.000%, 05/01/14	1,200	1,319,238
Halliburton Co.
5.500%, 10/15/10	600	626,059
Hess Corp.
7.000%, 02/15/14	1,100	1,238,230

	Face Amount	Value†

	(000)
Hewlett-Packard Co.
6.125%, 03/01/14	$2,100	$2,362,410
Home Depot, Inc.
5.200%, 03/01/11	1,100	1,149,118
Honeywell International, Inc.
3.875%, 02/15/14	2,100	2,191,266
Husky Energy, Inc.
5.900%, 06/15/14	1,500	1,629,513
Hydro-Quebec
6.300%, 05/11/11	800	864,398
ICI Wilmington, Inc.
5.625%, 12/01/13	1,000	1,030,538
Instituto de Credito Oficial
5.375%, 07/02/12	8,500	9,266,981
International Business Machines Corp.
6.500%, 10/15/13	1,500	1,716,016
John Deere Capital Corp.
7.000%, 03/15/12	1,600	1,789,021
Johnson Controls, Inc.
4.875%, 09/15/13	1,000	1,022,991
JPMorgan Chase & Co.
5.375%, 10/01/12	800	873,936
4.650%, 06/01/14	500	527,435
Kansas City Power & Light Co.
6.500%, 11/15/11	800	862,947
Kellogg Co.
6.600%, 04/01/11	600	645,326
Kerr-McGee Corp.
6.875%, 09/15/11	400	432,974
Kinder Morgan Energy Partners LP
7.125%, 03/15/12	500	545,425
5.850%, 09/15/12	600	646,635
Kohl’s Corp.
7.375%, 10/15/11	600	659,155
Kommunalbanken AS
5.125%, 05/30/12	1,500	1,613,691
Kommuninvest I Sverige
5.375%, 07/03/12	5,600	6,107,080
Koninklijke Philips Electronics NV
7.250%, 08/15/13	1,500	1,711,214
Kraft Foods, Inc.
6.250%, 06/01/12	2,100	2,280,453
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	1,900	1,970,710
4.750%, 05/15/14	1,000	1,085,473
Kroger Co.
6.800%, 04/01/11	600	639,222

133

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

Lafarge SA
6.150%, 07/15/11	$800	$837,002
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	1,000	1,068,198
2.000%, 10/01/12	6,800	6,792,649
Landwirtschaftliche Rentenbank
1.875%, 09/24/12	4,000	4,012,872
4.125%, 07/15/13	1,800	1,918,447
Lowe’s Cos., Inc.
8.250%, 06/01/10	600	626,616
Marathon Oil Corp.
6.125%, 03/15/12	500	540,570
6.500%, 02/15/14	1,100	1,223,583
Marriott International, Inc.
4.625%, 06/15/12	1,100	1,109,438
Marsh & McLennan Cos., Inc.
6.250%, 03/15/12	600	620,038
McDonald’s Corp.
4.300%, 03/01/13	600	637,049
McKesson Corp.
6.500%, 02/15/14	1,600	1,759,778
Medtronic, Inc.
4.500%, 03/15/14	1,100	1,176,748
MetLife, Inc.
5.375%, 12/15/12	600	645,661
Molson Coors Capital Finance
4.850%, 09/22/10	1,275	1,318,370
Monsanto Co.
7.375%, 08/15/12	700	803,729
Morgan Stanley
5.250%, 11/02/12	2,000	2,132,846
5.300%, 03/01/13	1,100	1,163,552
National Rural Utilities Cooperative Finance Corp.
7.250%, 03/01/12	1,600	1,777,846
Network Rail Infrastructure Finance P.L.C.
2.000%, 01/17/12	2,600	2,630,053
Newell Rubbermaid, Inc.
4.000%, 05/01/10	170	171,679
Nisource Finance Corp.
6.150%, 03/01/13	1,000	1,055,831
Nordstrom, Inc.
6.750%, 06/01/14	1,000	1,114,334
Norfolk Southern Corp.
8.625%, 05/15/10	600	625,347

	Face Amount	Value†

	(000)

Northern States Power Co.
8.000%, 08/28/12	$800	$928,318
Northern Trust Corp.
5.500%, 08/15/13	2,000	2,198,796
Northrop Grumman Corp.
3.700%, 08/01/14	1,500	1,523,952
Northrop Grumman Systems Corp.
7.125%, 02/15/11	800	855,221
Occidental Petroleum Corp.
7.000%, 11/01/13	1,600	1,855,416
Oesterreichischen Kontrollbank AG
3.125%, 10/14/11	1,900	1,953,947
4.750%, 11/08/11	1,800	1,916,167
4.750%, 10/16/12	3,800	4,108,096
ONEOK Partners LP
5.900%, 04/01/12	600	631,399
Ontario Electricity Financial Corp.
7.450%, 03/31/13	1,000	1,138,169
Ontario, Province of
4.100%, 06/16/14	7,900	8,352,559
Oracle Corp.
4.950%, 04/15/13	1,100	1,191,159
3.750%, 07/08/14	1,000	1,039,569
PACCAR, Inc.
6.875%, 02/15/14	1,500	1,712,982
Pacific Gas & Electric Co.
4.800%, 03/01/14	600	638,737
Packaging Corp. of America
5.750%, 08/01/13	800	829,146
Panhandle Eastern Pipeline Co.
6.050%, 08/15/13	600	639,702
Pepco Holdings, Inc.
6.450%, 08/15/12	1,100	1,181,869
PepsiAmericas, Inc.
4.375%, 02/15/14	1,100	1,154,022
PepsiCo, Inc.
3.750%, 03/01/14	1,500	1,562,596
Philip Morris International, Inc.
4.875%, 05/16/13	1,100	1,170,235
Pitney Bowes, Inc.
4.625%, 10/01/12	800	858,202
Plains All American Pipeline LP
4.250%, 09/01/12	1,500	1,541,307
PNC Funding Corp.
5.125%, 12/14/10	600	619,838
5.400%, 06/10/14	500	541,213

134

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

Potash Corp. of Saskatchewan, Inc.
7.750%, 05/31/11	$600	$657,143
PPL Energy Supply LLC
6.300%, 07/15/13	600	648,255
Praxair, Inc.
6.375%, 04/01/12	1,200	1,326,646
Principal Financial Group, Inc.
7.875%, 05/15/14	760	852,313
Progress Energy, Inc.
7.100%, 03/01/11	600	636,931
Prudential Financial, Inc.
5.100%, 09/20/14	1,500	1,545,344
PSEG Power LLC
5.000%, 04/01/14	1,000	1,048,707
Rabobank Nederland
4.200%, 05/13/14	6,000	6,256,248
Reynolds American, Inc.
6.500%, 07/15/10	600	616,129
7.250%, 06/01/13	1,000	1,090,254
Royal Bank of Canada
5.650%, 07/20/11	2,200	2,363,286
Ryder System, Inc.
5.000%, 06/15/12	900	924,113
6.000%, 03/01/13	600	632,474
Safeway, Inc.
4.950%, 08/16/10	600	618,641
5.800%, 08/15/12	500	546,807
5.625%, 08/15/14	1,000	1,088,434
Sara Lee Corp.
6.250%, 09/15/11	1,100	1,187,447
Smith International, Inc.
8.625%, 03/15/14	1,000	1,147,199
Southern California Edison Co.
5.750%, 03/15/14	800	891,441
Southern Co.
5.300%, 01/15/12	1,600	1,716,120
Southwest Airlines Co.
5.250%, 10/01/14	2,000	2,015,372
Spectra Energy Capital LLC
5.668%, 08/15/14	1,500	1,596,045
St. Jude Medical, Inc.
3.750%, 07/15/14	2,000	2,037,064
State Street Corp.
4.300%, 05/30/14	1,500	1,576,804
SunTrust Banks, Inc.
5.250%, 11/05/12	1,100	1,150,902
Svensk Exportkredit AB
4.875%, 09/29/11	1,000	1,065,380

	Face Amount	Value†

	(000)

Tampa Electric Co.
6.375%, 08/15/12	$600	$649,262
Target Corp.
6.350%, 01/15/11	600	635,190
5.875%, 03/01/12	1,000	1,089,372
Time Warner Cable, Inc.
5.400%, 07/02/12	800	854,436
6.200%, 07/01/13	800	876,430
Total Capital SA
5.000%, 05/22/12	2,900	3,120,191
Toyota Motor Credit Corp.
4.250%, 06/27/11	2,500	2,591,455
TransCanada Pipelines, Ltd.
4.000%, 06/15/13	800	815,925
Transocean, Inc.
5.250%, 03/15/13	595	632,821
Unilever Capital Corp.
3.650%, 02/15/14	1,650	1,712,306
Union Pacific Corp.
6.650%, 01/15/11	1,100	1,160,965
United Technologies Corp.
6.100%, 05/15/12	1,600	1,765,568
UnitedHealth Group, Inc.
5.250%, 03/15/11	1,100	1,148,226
Valero Energy Corp.
6.875%, 04/15/12	1,600	1,743,286
Veolia Environnement
5.250%, 06/03/13	800	851,553
Verizon Communications, Inc.
4.350%, 02/15/13	600	632,038
5.250%, 04/15/13	1,500	1,628,220
Wal-Mart Stores, Inc.
5.000%, 04/05/12	3,300	3,564,591
7.250%, 06/01/13	1,000	1,167,626
3.200%, 05/15/14	3,000	3,074,181
Walt Disney Co.
4.700%, 12/01/12	500	539,968
4.500%, 12/15/13	1,100	1,179,237
Waste Management, Inc.
6.375%, 11/15/12	655	717,535
5.000%, 03/15/14	258	268,855
Weatherford International, Ltd.
4.950%, 10/15/13	1,045	1,097,081
Wellpoint Health Networks, Inc.
6.375%, 01/15/12	600	645,484
Wells Fargo Bank & Co.
5.250%, 10/23/12	2,600	2,781,431
Western Union Co.
6.500%, 02/26/14	600	678,592

135

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

WR Berkley Corp.
5.875%, 02/15/13	$1,000	$994,514
XTO Energy, Inc.
5.900%, 08/01/12	1,500	1,618,857
5.750%, 12/15/13	600	652,721
Yum! Brands, Inc.
8.875%, 04/15/11	820	893,512

TOTAL BONDS		345,909,699

	Face Amount	Value†

	(000)

TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $10,215,000 FNMA 4.381%(r), 10/01/35, valued at $5,723,998) to be repurchased at $5,637,089	$5,637	$5,637,000

TOTAL INVESTMENTS — (100.0%) (Cost $365,573,230)		$376,662,354

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$25,115,655	—	$25,115,655
Bonds	—	345,909,699	—	345,909,699
Temporary Cash Investments	—	5,637,000	—	5,637,000

TOTAL	—	$376,662,354	—	$376,662,354

See accompanying Notes to Financial Statements.

136

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†

	(000)
U.S. TREASURY OBLIGATIONS — (99.3%)
U.S. Treasury Inflation Notes
1.875%, 07/15/13	$10,700	$13,161,612
2.000%, 01/15/14	44,800	54,927,184
2.000%, 07/15/14	49,700	60,015,702
1.625%, 01/15/15	53,100	62,052,025
1.875%, 07/15/15	55,300	64,320,694
2.000%, 01/15/16	50,550	57,813,690
2.500%, 07/15/16	48,500	56,316,925
2.375%, 01/15/17	49,900	57,582,741
2.625%, 07/15/17	42,100	48,236,964
1.625%, 01/15/18	38,700	40,836,576
1.375%, 07/15/18	32,300	32,468,489
2.125%, 01/15/19	31,900	34,130,585
1.875%, 07/15/19	20,400	21,539,670
2.375%, 01/15/25	27,500	33,463,688
2.000%, 01/15/26	22,400	24,572,204
2.375%, 01/15/27	18,300	20,709,036
1.750%, 01/15/28	22,200	22,014,229
3.625%, 04/15/28	11,200	18,529,037
2.500%, 01/15/29	11,300	12,222,364
3.875%, 04/15/29	16,400	27,746,673

TOTAL U.S. TREASURY OBLIGATIONS		762,660,088

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $5,005,000 FNMA 6.50%, 06/25/39, valued at $5,267,763) to be repurchased at $5,189,082	5,189	5,189,000

TOTAL INVESTMENTS — (100.0%) (Cost $737,599,192)		$767,849,088

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$762,660,088	—	$762,660,088
Temporary Cash Investments	—	5,189,000	—	5,189,000

TOTAL	—	$767,849,088	—	$767,849,088

See accompanying Notes to Financial Statements.

137

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†

	(000)
MUNICIPAL BONDS — (97.3%)
ARIZONA — (3.8%)
Arizona State Transportation Board (RB)
5.000%, 07/01/13	$8,000	$8,974,720
City of Phoenix (GO) Series A
5.000%, 07/01/14	7,975	8,999,788
Maricopa County Unified School District (GO)
7.400%, 07/01/10	3,485	3,646,878
Maricopa County Unified School District (GO) (FSA)
5.000%, 07/01/13	6,800	7,595,056
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/14	7,000	7,801,150
Scottsdale Municipal Property Corp. (RB)
5.000%, 07/01/13	3,070	3,409,327
Town of Gilbert (GO)
5.000%, 07/01/14	3,600	4,069,440

TOTAL ARIZONA		44,496,359

CALIFORNIA — (2.6%)
California State (GO)
5.250%, 11/01/09	7,695	7,695,000
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,900	2,110,938
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	9,100	9,509,409
California State Economic Recovery (GO) Series A (MBIA)
5.000%, 07/01/12	8,400	9,092,244
Los Angeles Unified School District (GO) Series E (AMBAC)
5.750%, 07/01/12	2,000	2,222,880

TOTAL CALIFORNIA		30,630,471

COLORADO — (0.8%)
Arapahoe County School District (GO) (FSA)
5.000%, 12/15/10	9,000	9,448,200

	Face Amount	Value†

	(000)

CONNECTICUT — (2.8%)
Connecticut State (GO)
5.000%, 03/15/12	$5,000	$5,461,100
Connecticut State (GO) Series A
5.000%, 03/01/13	3,855	4,296,282
5.000%, 04/15/13	4,000	4,471,480
Connecticut State (GO) Series B
5.000%, 12/01/13	5,000	5,674,350
Connecticut State (GO) Series C
5.000%, 12/15/09	4,000	4,021,360
Connecticut State (GO) Series E
5.500%, 11/15/12	3,300	3,724,215
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA)
5.000%, 12/01/12	4,000	4,460,080

TOTAL CONNECTICUT		32,108,867

DELAWARE — (2.2%)
Delaware State (GO)
5.000%, 08/01/12	11,370	12,580,450
Delaware State (GO) Series B
5.000%, 02/01/11	7,470	7,873,007
5.000%, 02/01/12	5,000	5,451,500

TOTAL DELAWARE		25,904,957

FLORIDA — (4.7%)
Broward County (GO)
5.000%, 01/01/14	5,000	5,642,450
City of Gainesville (RB) Series C
5.000%, 10/01/10	2,265	2,358,092
Florida State Board of Education (GO) Series 2006C
5.000%, 06/01/12	2,935	3,190,374
Florida State Board of Education (GO) Series B
5.250%, 06/01/13	3,700	4,133,196
Florida State Board of Education (GO) Series D
5.000%, 06/01/13	13,085	14,504,330
Florida State Board of Education (GO) Series H
5.250%, 06/01/12	4,650	5,083,845

138

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

FLORIDA — (Continued)
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA)
5.000%, 07/01/11	$5,330	$5,629,813
5.000%, 07/01/11	5,130	5,418,563
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA)
5.000%, 07/01/11	5,800	6,145,912
Johns River Power Park System (RB) Series 21
5.000%, 10/01/11	2,325	2,494,376

TOTAL FLORIDA		54,600,951

GEORGIA — (6.2%)
De Kalb County School District (GO)
5.000%, 02/01/12	21,330	23,201,494
Georgia State (GO) Series C
5.500%, 07/01/12	8,400	9,379,608
Georgia State (GO) Series D
5.800%, 11/01/09	2,010	2,010,000
5.000%, 08/01/12	7,100	7,855,866
Georgia State (GO) Series G
5.000%, 10/01/12	8,000	8,897,840
Henry County School District (GO) Series A
5.000%, 04/01/13	14,000	15,636,880
Private Colleges & Universities Authority (RB) Series A
4.750%, 09/01/12	4,450	4,883,519

TOTAL GEORGIA		71,865,207

HAWAII — (2.0%)
City & County of Honolulu (GO) (ETM) Series A (MBIA)
5.000%, 03/01/10	1,255	1,274,139
City & County of Honolulu (GO) Series A (MBIA)
5.000%, 03/01/10	745	756,339
City & County of Honolulu (GO) Series C (MBIA)
5.000%, 07/01/12	5,000	5,484,500

	Face Amount	Value†

	(000)

HAWAII — (Continued)
Hawaii State (GO) Series CY (FSA)
5.750%, 02/01/13	$4,750	$5,392,770
Hawaii State (GO) Series DE
5.000%, 10/01/12	3,340	3,699,618
Hawaii State (GO) Series DG (AMBAC)
5.000%, 07/01/13	6,000	6,719,700

TOTAL HAWAII		23,327,066

ILLINOIS — (1.9%)
Chicago Park District (GO) Series A (FGIC)
5.250%, 01/01/13	4,935	5,523,153
City of Chicago (GO) Series A (FSA)
5.000%, 01/01/13	8,150	8,957,584
Cook County (GO) Series D (AMBAC)
5.250%, 11/15/12	2,000	2,210,720
Illinois State (GO) First Series (MBIA)
5.125%, 10/01/11	5,300	5,677,678

TOTAL ILLINOIS		22,369,135

KANSAS — (0.5%)
Johnson County Unified School District (GO) Series A (MBIA)
5.000%, 10/01/11	5,770	6,220,002

KENTUCKY — (1.3%)
Kentucky Asset Liability Commission (RB) First Series (MBIA)
5.000%, 09/01/11	14,300	15,221,492

MARYLAND — (3.6%)
Baltimore County (GO)
5.000%, 02/01/12	1,700	1,851,929
5.000%, 02/01/14	4,750	5,370,018
Maryland State (GO)
5.250%, 02/15/12	5,000	5,489,800
5.500%, 08/01/13	6,000	6,888,840
Maryland State (GO) Series B
5.000%, 02/15/13	14,000	15,653,260

139

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

MARYLAND — (Continued)
Montgomery County (GO) Series A
5.000%, 08/01/12	$5,990	$6,629,432

TOTAL MARYLAND		41,883,279

MASSACHUSETTS — (2.6%)
City of Boston (GO) Series A
5.000%, 04/01/14	4,650	5,267,288
Commonwealth of Massachusetts (GO) Series D
5.500%, 11/01/13	7,550	8,646,411
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
5.500%, 11/01/12	910	1,022,358
Commonwealth of Massachusetts (RB) Series A
5.500%, 12/15/13	9,450	10,846,426
University of Massachusetts Building Authority (RB) Series 1
5.250%, 11/01/13	3,490	3,996,678

TOTAL MASSACHUSETTS		29,779,161

MICHIGAN — (3.4%)
Kent County (GO) Series A
5.000%, 11/01/09	7,235	7,235,000
Michigan Municipal Bond Authority (RB)
5.000%, 10/01/13	3,240	3,643,898
5.500%, 10/01/13	15,085	17,249,547
Michigan State (GO)
5.500%, 12/01/13	10,000	11,167,600

TOTAL MICHIGAN		39,296,045

MINNESOTA — (3.1%)
City of Minneapolis (GO)
5.000%, 12/01/10	6,840	7,173,382
City of Minneapolis (GO) Series A
3.000%, 12/01/12	5,200	5,496,296
Minnesota Public Facilities Authority (RB) Series B
5.000%, 03/01/14	5,800	6,573,952
Minnesota State (GO)
5.000%, 06/01/11	7,050	7,523,972
5.250%, 11/01/12	8,000	8,969,360

TOTAL MINNESOTA		35,736,962

	Face Amount	Value†

	(000)

MISSISSIPPI — (0.3%)
Mississippi State (GO) Series A
5.375%, 12/01/12	$3,350	$3,761,246

MISSOURI — (0.3%)
Missouri State (GO) Series A
5.000%, 10/01/13	2,600	2,948,374

NEVADA — (3.9%)
Clark County (GO) (AMBAC)
5.000%, 11/01/11	5,010	5,379,437
Clark County School District (GO) Series A (AMBAC)
4.500%, 06/15/11	11,000	11,580,140
Nevada State (GO)
5.000%, 06/01/13	12,990	14,318,487
5.000%, 12/01/13	1,400	1,559,488
Nevada State (GO) Series A
5.000%, 02/01/10	10,045	10,158,709
5.000%, 02/01/12	2,000	2,157,380

TOTAL NEVADA		45,153,641

NEW JERSEY — (2.8%)
Monmouth County (GO)
4.250%, 09/15/12	5,115	5,574,020
New Jersey State (GO)
5.000%, 04/01/13	3,900	4,340,817
New Jersey State (GO) (ETM)
5.250%, 08/01/12	8,400	9,338,784
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC)
5.250%, 12/15/09	6,130	6,163,776
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA)
5.500%, 12/15/11	6,035	6,547,190

TOTAL NEW JERSEY		31,964,587

NEW MEXICO — (2.0%)
New Mexico State (GO)
5.000%, 03/01/12	10,260	11,188,325
New Mexico State Severance Tax (RB) (MBIA)
5.000%, 07/01/10	11,385	11,734,292

TOTAL NEW MEXICO		22,922,617

140

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

NEW YORK — (4.2%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC)
5.000%, 11/15/09	$3,415	$3,419,952
New York City (GO) Series C
5.000%, 08/01/10	5,000	5,164,800
New York City (GO) Series G
5.000%, 08/01/10	5,040	5,206,118
New York City (GO) Series H
5.000%, 08/01/12	3,000	3,265,710
New York City (GO) Series J-1
5.000%, 08/01/10	11,180	11,548,493
New York State (GO) Series A
3.500%, 03/15/12	1,755	1,852,578
New York State Dormitory Authority (RB)
5.000%, 07/01/13	4,590	5,150,990
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/14	7,500	8,349,225
New York State Tollway Authority (RB) (MBIA)
5.000%, 01/01/10	5,000	5,035,750

TOTAL NEW YORK		48,993,616

NORTH CAROLINA — (4.5%)
Guilford County (GO) Series C
5.000%, 10/01/12	8,040	8,942,329
Mecklenburg County
5.000%, 02/01/14	5,680	6,441,290
North Carolina State (GO) Series A
5.000%, 03/01/11	13,000	13,757,250
5.000%, 06/01/11	10,000	10,675,600
5.500%, 03/01/14	3,000	3,462,510
Wake County (GO)
4.500%, 03/01/13	7,800	8,596,146

TOTAL NORTH CAROLINA		51,875,125

OHIO — (4.5%)
Cincinnati City School District (GO) (FSA)
5.000%, 12/01/13	11,730	13,351,907
City of Columbus (GO) Series 2
5.000%, 07/01/13	3,000	3,370,080
5.000%, 07/01/14	4,605	5,229,622

	Face Amount	Value†

	(000)

OHIO — (Continued)
City of Columbus (GO) Series A
5.000%, 06/15/12	$3,875	$4,265,406
Ohio State (GO)
5.500%, 11/01/12	8,615	9,651,729
5.000%, 05/01/14	5,000	5,607,000
Ohio State (GO) Series E
5.000%, 09/15/11	10,470	11,239,336

TOTAL OHIO		52,715,080

OKLAHOMA — (0.6%)
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/10	7,160	7,213,772

PENNSYLVANIA — (2.6%)
Commonwealth of Pennsylvania (GO) First Series
5.000%, 08/01/11	13,000	13,935,220
Commonwealth of Pennsylvania (GO) First Series (MBIA)
5.000%, 01/01/10	3,500	3,525,935
5.250%, 02/01/13	5,755	6,444,967
Commonwealth of Pennsylvania (GO) First Series A
5.000%, 11/01/10	3,000	3,136,140
Commonwealth of Pennsylvania, (GO) Third Series
5.000%, 09/01/12	2,800	3,096,268

TOTAL PENNSYLVANIA		30,138,530

RHODE ISLAND — (0.9%)
Rhode Island State & Providence Plantations (GO) Series B
5.000%, 08/01/12	5,200	5,713,500
5.000%, 08/01/13	4,700	5,254,412

TOTAL RHODE ISLAND		10,967,912

SOUTH CAROLINA — (0.4%)
Beaufort County School District (GO) Series B (SCSDE)
5.000%, 03/01/14	2,795	3,155,527
Richland County School District No. 2 (GO) Series B (FGIC)
5.000%, 02/01/10	1,500	1,517,010

TOTAL SOUTH CAROLINA		4,672,537

141

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

TENNESSEE — (2.7%)
Hamilton County (GO)
5.000%, 03/01/11	$5,700	$6,021,081
5.000%, 03/01/12	5,095	5,554,722
Knox County (GO)
5.500%, 04/01/14	6,300	7,254,639
Shelby County (GO)
5.000%, 04/01/14	8,345	9,403,730
Tennessee State (GO) Series A
5.000%, 05/01/14	3,000	3,402,720

TOTAL TENNESSEE		31,636,892

TEXAS — (13.2%)
Arlington Independent School District (GO)
5.000%, 02/15/14	5,885	6,636,632
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/14	6,895	7,839,477
City of Dallas (GO)
4.750%, 02/15/10	11,675	11,820,587
5.000%, 02/15/14	8,770	9,843,974
5.000%, 02/15/14	4,585	5,146,479
City of Dallas (RB) (AMBAC)
5.000%, 10/01/12	13,985	15,456,921
5.000%, 10/01/13	7,605	8,553,039
City of San Antonio (RB) (NATL-RE FGIC)
5.000%, 05/15/12	7,000	7,651,840
City of San Antonio (RB) Series A
5.500%, 02/01/11	2,000	2,117,160
Dallas Area Rapid Transit (RB) (FGIC)
5.000%, 12/01/12	10,475	11,706,755
Fort Worth Independent School District (GO)
5.000%, 02/15/13	8,025	8,923,399
Katy Independent School District (GO) Series A
5.000%, 02/15/12	7,465	8,145,360
North Texas Municipal Water District (RB)
5.000%, 09/01/14	605	685,386
San Marcos Consolidated Independent School District (GO) (PSF-GTD)
5.250%, 08/01/14	3,195	3,685,880
5.500%, 08/01/14	4,200	4,892,748

	Face Amount	Value†

	(000)

TEXAS — (Continued)
Texas A&M University (RB) Series B
5.000%, 05/15/12	$3,975	$4,351,432
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/12	1,500	1,662,420
Texas State (GO)
5.000%, 10/01/12	3,000	3,324,840
Texas State Transportation Commission (RB)
4.000%, 04/01/13	1,500	1,621,005
5.000%, 04/01/14	5,870	6,617,368
Travis County (GO)
5.000%, 03/01/12	3,375	3,672,202
University of Texas (RB) Series A
5.000%, 08/15/12	3,500	3,864,595
5.000%, 07/01/14	5,250	5,987,258
University of Texas (RB) Series B
5.250%, 08/15/12	2,730	3,033,003
5.250%, 08/15/13	3,850	4,367,979
University of Texas (RB) Series D
5.000%, 08/15/12	1,815	2,004,069

TOTAL TEXAS		153,611,808

UTAH — (2.0%)
Salt Lake County (GO)
5.000%, 06/15/12	10,060	11,081,794
Utah State (GO) Series A
5.000%, 07/01/12	6,440	7,099,714
Utah State (GO) Series B
4.000%, 07/01/13	4,700	5,121,919

TOTAL UTAH		23,303,427

VIRGINIA — (4.8%)
Fairfax County (GO) Series A
5.000%, 04/01/13	9,975	11,180,180
5.000%, 04/01/14	9,375	10,649,250
Loudoun County (GO) Series B
4.000%, 11/01/12	1,000	1,087,890
5.000%, 12/01/13	5,285	6,024,741
Virginia Commonwealth Transportation Board (RB)
5.000%, 10/01/11	1,940	2,092,057
5.000%, 09/27/12	4,040	4,477,007

142

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

VIRGINIA — (Continued)
Virginia State Public School Authority (RB) Series B
5.000%, 08/01/11	$9,595	$10,285,264
5.000%, 08/01/13	5,505	6,188,446
West Virginia State (GO) (NATL-RE FGIC)
5.000%, 06/01/12	3,300	3,614,358

TOTAL VIRGINIA		55,599,193

WASHINGTON — (3.6%)
City of Seattle (GO)
5.000%, 05/01/14	8,300	9,345,551
City of Seattle (RB) (FSA)
5.000%, 08/01/12	1,500	1,643,445
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA)
5.000%, 01/01/10	2,000	2,014,760
Snohomish County Public Utility (RB) Series B
5.250%, 12/01/10	11,000	11,559,460
Washington State (GO) Series C
5.000%, 02/01/14	6,895	7,711,092
Washington State (GO) (FSA)
5.000%, 07/01/14	5,145	5,798,827
Washington State (GO) Series D
5.000%, 01/01/14	3,330	3,722,374

TOTAL WASHINGTON		41,795,509

	Face Amount	Value†

	(000)

WISCONSIN — (2.5%)
Wisconsin State (GO) Series 1 (MBIA)
5.500%, 05/01/11	$16,000	$17,107,840
Wisconsin State (GO) Series A
5.000%, 05/01/12	6,760	7,386,990
Wisconsin State (RB) Series B (AMBAC)
5.000%, 07/01/12	3,775	4,136,645

TOTAL WISCONSIN		28,631,475

TOTAL MUNICIPAL BONDS		1,130,793,495

	Shares
TEMPORARY CASH INVESTMENTS — (2.7%)
BlackRock Liquidity Funds MuniFund - Institutional Shares	31,145,864	31,145,864

TOTAL INVESTMENTS — (100.0%) (Cost $1,144,068,690)		$1,161,939,359

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,130,793,495	—	$1,130,793,495
Temporary Cash Investments	$31,145,864	—	—	31,145,864

TOTAL	$31,145,864	$1,130,793,495	—	$1,161,939,359

See accompanying Notes to Financial Statements.

143

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†

	(000)

MUNICIPAL BONDS — (98.0%)
CALIFORNIA — (98.0%)
Anaheim Union High School District (GO) (FSA)
5.000%, 08/01/14	$800	$884,728
Anaheim Union High School District (GO) Series A (FSA)
5.000%, 08/01/12	1,275	1,412,572
Bay Area Toll Authority (RB) (FGIC)
5.125%, 04/01/11	1,535	1,632,258
Bay Area Toll Authority (RB) Series F
5.000%, 04/01/13	775	853,910
Berryessa Union School District (GO) Series B (FSA)
5.375%, 08/01/11	1,205	1,317,571
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/13	2,250	2,526,637
California Educational Facilities Authority (RB) Series P
5.250%, 12/01/13	925	1,059,634
California Educational Facilities Authority (RB) Series T-4
5.000%, 03/15/14	3,390	3,818,937
California Infrastructure & Economic Development Bank (RB) (FSA)
5.250%, 07/01/13	2,000	2,276,700
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
5.000%, 10/01/10	3,180	3,296,165
California State (GO)
5.000%, 02/01/10	1,500	1,512,390
5.000%, 03/01/10	3,000	3,033,330
5.250%, 09/01/10	550	566,098
5.000%, 10/01/10	2,000	2,059,580
4.000%, 02/01/11	1,000	1,029,620
5.250%, 03/01/11	800	838,328
5.000%, 04/01/11	3,000	3,142,290
5.000%, 06/01/11	500	526,490
5.000%, 10/01/11	2,215	2,355,520
5.000%, 04/01/12	1,500	1,604,160
5.000%, 02/01/14	770	831,508
5.000%, 03/01/14	800	865,088
5.000%, 03/01/14	2,850	3,081,876

	Face Amount	Value†

	(000)

CALIFORNIA — (Continued)
5.000%, 04/01/14	$1,000	$1,082,410
5.000%, 04/01/14	555	600,738
5.000%, 05/01/14	700	758,723
5.000%, 08/01/14	1,480	1,609,855
California State (GO) Series A
5.250%, 07/01/14	425	473,900
California State Department of Transportation (RB) Series A (MBIA)
5.000%, 02/01/11	1,125	1,178,944
California State Department of Water Resources (RB)
5.500%, 12/01/13	1,075	1,235,153
California State Department of Water Resources (RB) Series A
5.500%, 05/01/10	500	512,210
5.250%, 05/01/12	2,000	2,177,100
California State Department of Water Resources (RB) Series A (FSA)
5.250%, 05/01/11	1,450	1,534,114
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,850	2,055,387
California State Department of Water Resources Power Supply (RB) Series A (MBIA)
5.000%, 05/01/11	1,000	1,054,330
California State Economic Recovery (GO) Series A
5.000%, 01/01/10	985	991,599
5.000%, 01/01/11	3,500	3,657,465
3.500%, 07/01/11	1,075	1,110,787
5.000%, 07/01/11	1,000	1,057,770
California State Economic Recovery (GO) Series A (MBIA)
5.000%, 07/01/11	800	846,216
5.000%, 07/01/12	2,475	2,678,965
5.250%, 07/01/13	3,810	4,216,184
California State University (RB) Series A
3.000%, 11/01/12	500	520,220
4.000%, 11/01/12	545	583,722
4.000%, 11/01/12	1,000	1,071,050

144

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

CALIFORNIA — (Continued)
Chabot-Las Positas Community College District (GO) (AMBAC)
5.000%, 08/01/11	$1,010	$1,080,478
Charter Oak Unified School District (GO) Series B (FSA)
5.000%, 07/01/13	2,805	3,168,135
Chino Basin Regional Financing Authority (RB)
5.900%, 08/01/11	810	875,262
City & County of San Francisco (GO) Series A (AMBAC)
5.000%, 06/15/12	1,600	1,744,720
City & County of San Francisco (GO) Series R-1 (FGIC)
5.000%, 06/15/12	3,855	4,219,298
City of Folsom (GO)
4.000%, 08/01/14	1,285	1,387,967
City of Los Angeles (GO) (MBIA)
4.000%, 09/01/10	1,000	1,028,690
City of Los Angeles (GO) Series A
2.500%, 09/01/13	2,500	2,559,700
City of Los Angeles (GO) Series A (MBIA)
5.000%, 09/01/12	1,165	1,280,405
City of Los Angeles (RB) Series A
4.000%, 06/01/12	815	854,446
5.000%, 06/01/13	1,300	1,412,788
5.000%, 06/01/14	2,000	2,255,440
City of Los Angeles (RB) Series C (NATL-RE)
5.375%, 06/01/13	600	676,158
East Bay Regional Park District (GO)
4.000%, 09/01/13	1,375	1,496,949
El Camino Community College District (GO) Series A (MBIA)
5.000%, 08/01/13	2,915	3,300,742
5.000%, 08/01/13	3,060	3,464,930
El Camino Community College District (GO) Series A (NATL-RE)
5.000%, 08/01/13	600	679,398
El Monte Union High School District (GO) Series A (FSA)
5.000%, 06/01/13	2,185	2,457,513
Escondido Union School District (GO) Series A
5.000%, 08/01/12	3,045	3,369,171

	Face Amount	Value†

	(000)

CALIFORNIA — (Continued)
Foothill-De Anza Community College District (GO) Series B
5.250%, 08/01/13	$2,000	$2,278,900
5.250%, 08/01/13	3,675	4,187,479
Fremont Union High School District (GO) (MBIA)
4.000%, 09/01/11	750	789,045
Fresno (RB) Series A-1 (AMBAC)
6.250%, 09/01/10	300	312,318
Hacienda La Puente Unified School District (GO) Series B
5.000%, 08/01/13	4,340	4,914,312
Industry Public Facilities Authority (TAN) (MBIA)
4.500%, 05/01/10	700	712,859
Long Beach Bond Finance Authority (TAN) (AMBAC)
5.375%, 08/01/12	1,585	1,762,916
Long Beach Unified School District (GO)
4.000%, 08/01/12	500	538,205
Long Beach Unified School District (GO) Series A
5.000%, 08/01/13	2,000	2,245,960
Los Angeles Community College District (GO) Series A (FSA)
5.250%, 08/01/14	4,000	4,573,480
Los Angeles Community College District (GO) Series F-1
3.250%, 08/01/14	850	887,621
Los Angeles Convention & Exhibit Center Authority (RB) Series A
6.125%, 08/15/11	1,500	1,596,480
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC)
4.000%, 12/01/09	520	521,342
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA)
5.000%, 07/01/11	2,500	2,708,150
Los Angeles County Metropolitan Transportation Authority (RB) Series A
4.000%, 07/01/11	750	784,875

145

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)

CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC)
6.000%, 07/01/11	$580	$626,464
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA)
5.000%, 12/01/09	1,300	1,303,081
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA)
5.000%, 10/01/12	5,000	5,517,200
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA)
5.000%, 07/01/11	460	490,102
Los Angeles Municipal Improvement Corp (RB) Series A (NATL-RE)
5.250%, 06/01/12	1,050	1,137,696
Los Angeles Unified School District (GO)
5.500%, 07/01/11	800	858,912
Los Angeles Unified School District (GO) (AMBAC)
5.000%, 07/01/11	175	186,452
Los Angeles Unified School District (GO) (MBIA)
5.500%, 07/01/12	800	883,952
Los Angeles Unified School District (GO) Series A (FGIC)
6.000%, 07/01/11	1,000	1,081,840
Los Angeles Unified School District (GO) Series A (MBIA)
5.250%, 07/01/12	3,600	3,954,420
Los Angeles Unified School District (GO) Series B
4.000%, 07/01/13	500	535,095
Los Angeles Wastewater System (RB) Series A
4.000%, 06/01/12	1,000	1,069,200
Metropolitan Water District of Southern California (GO) Series B
4.000%, 03/01/11	500	520,500

	Face Amount	Value†

	(000)

CALIFORNIA — (Continued)
Metropolitan Water District of Southern California (RB) Series B
3.750%, 07/01/11	$3,000	$3,142,440
Mountain View-Whisman School District (GO) Series D (MBIA)
5.000%, 06/01/12	1,480	1,644,532
Norwalk Redevelopment Agency (TAN) Series A (MBIA)
4.000%, 10/01/10	670	686,891
Orange County (RB) Series A (MBIA)
5.000%, 06/01/12	730	794,101
Oxnard School District (GO) (FSA)
5.000%, 08/01/12	610	670,061
Pasadena Unified School District (GO) (FSA)
5.000%, 11/01/12	2,000	2,206,520
Piedmont Unified School District (GO)
2.000%, 08/01/13	725	731,532
2.000%, 08/01/14	340	339,079
Sacramento Regional County Sanitation District (RB) (NATL-RE)
5.000%, 08/01/14	750	832,612
San Diego County Water Authority (NATL-RE FGIC) Series A
5.250%, 05/01/13	795	880,304
San Diego Public Facilities Financing Authority (RB) Series A
2.750%, 05/15/11	1,150	1,172,367
2.750%, 05/15/12	1,655	1,693,297
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 05/15/14	1,000	1,099,250
San Diego Unified School District (GO) Series F (FSA)
5.000%, 07/01/14	1,555	1,774,861
San Francisco Bay Area Transit Financing Authority (RB)
6.750%, 07/01/11	795	869,428
San Francisco City & County Public Utilities Commission (RB) Series A (FSA)
5.000%, 11/01/12	4,810	5,291,818

146

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
San Jose Unified School District (GO) (FGIC)
5.000%, 08/01/11	$1,300	$1,386,034
5.000%, 08/01/12	5,000	5,464,000
San Leandro Unified School District (GO) Series A (FSA)
6.000%, 08/01/10	615	640,522
San Mateo County Community College District (GO) Series A
4.500%, 09/01/13	2,000	2,214,320
Santa Clara County Financing Authority (RB) (AMBAC)
7.750%, 11/15/09	1,200	1,202,700
Santa Clara Unified School District (GO)
4.000%, 07/01/13	915	965,956
Sonoma County (RB) Series A (FGIC)
4.000%, 09/01/12	1,950	2,098,922
Southern California Public Power Authority (RB) Series A (AMBAC)
5.000%, 07/01/13	1,545	1,742,065
Southern Kern Unified School District (GO)
4.000%, 12/01/09	2,800	2,806,160
Southwestern Community College District (GO) Series B
5.250%, 08/01/12	750	822,915

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Torrance Unified School District (GO)
4.000%, 08/01/13	$830	$887,984
University of California (RB) Series A (AMBAC)
5.000%, 05/15/11	1,140	1,210,520
University of California (RB) Series E (MBIA)
5.000%, 05/15/13	1,560	1,730,009
University of California (RB) Series J (MBIA)
5.000%, 05/15/12	450	490,018
University of California (RB) Series K (MBIA)
5.000%, 05/15/12	500	544,465

TOTAL MUNICIPAL BONDS		203,858,961

	Shares

TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	4,098,274	4,098,274

TOTAL INVESTMENTS — (100.0%) (Cost $204,397,696)		$207,957,235

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$203,858,961	—	$203,858,961
Temporary Cash Investments	$4,098,274	—	—	4,098,274

TOTAL	$4,098,274	$203,858,961	—	$207,957,235

See accompanying Notes to Financial Statements.

147

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,719,708		—		$5,864,671		—
Investments at Value (including $0, $0, $0 and $254,637 of securities on loan, respectively)	—		$166,294		—		$1,480,808
Temporary Cash Investments at Value & Cost	—		1,328		—		15,297
Collateral Received from Securities on Loan at Value & Cost	—		—		—		280,325
Foreign Currencies at Value	—		2		—		—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	367		1,803		1,788		39
Dividends and Interest	—		2,134		—		414
Securities Lending Income	—		—		—		113
Fund Shares Sold	1,641		22		3,418		2,403
Unrealized Gain on Forward Currency Contracts	—		84		—		—
Prepaid Expenses and Other Assets	21		19		75		37

Total Assets	2,721,737		171,686		5,869,952		1,779,436

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		—		280,325
Investment Securities/Affiliated Investment Companies Purchased	70		1,816		6		14,119
Fund Shares Redeemed	1,938		113		5,200		640
Due to Advisor	162		28		772		460
Forward Currency Contracts	—		1		—		—
Futures Margin Variation	—		4,433		—		—
Unrealized Loss on Forward Currency Contracts	—		45		—		—
Accrued Expenses and Other Liabilities	149		19		322		132

Total Liabilities	2,319		6,455		6,300		295,676

NET ASSETS	$2,719,418		$165,231		$5,863,652		$1,483,760

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $31,393 and shares outstanding of 0; 0; 0 and 3,932,911, respectively	N/A		N/A		N/A		$7.98

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	*	100,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $2,930 and shares outstanding of 0; 0; 0 and 348,148, respectively	N/A		N/A		N/A		$8.42

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	*	100,000,000

Institutional Class Shares — based on net assets of $2,719,418; $165,231; $5,863,652 and $1,449,437 and shares outstanding of 88,883,846; 25,491,421; 370,896,893 and 123,882,701, respectively	$30.60		$6.48		$15.81		$11.70

NUMBER OF SHARES AUTHORIZED	500,000,000		300,000,000		2,000,000,000		700,000,000

Investments in Affiliated Investment Companies at Cost	$2,707,794		$—		$4,959,195		$—

Investments at Cost	$—		$164,421		$—		$1,579,217

Foreign Currencies at Cost	$—		$2		$—		$—

NET ASSETS CONSIST OF:
Paid-In Capital	$3,083,525		$270,995		$7,386,030		$1,664,507
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,113		285		13,540		1,308
Accumulated Net Realized Gain (Loss)	(383,134)		(109,666)		(2,441,394)		(83,646)
Net Unrealized Foreign Exchange Gain (Loss)	—		39		—		—
Net Unrealized Appreciation (Depreciation)	11,914		3,578		905,476		(98,409)

NET ASSETS	$2,719,418		$165,231		$5,863,652		$1,483,760

*	Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

148

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments at Value (including $805,217, $252,234, $475,044 and $194,392 of securities on loan, respectively)	$5,666,160	$1,978,654	$3,790,784	$1,172,822
Temporary Cash Investments at Value & Cost	—	7,604	21,700	10,353
Collateral Received from Securities on Loan at Value & Cost	901,091	272,010	514,376	211,602
Receivables:
Investment Securities Sold	11,613	187	482	157
Dividends and Interest	1,762	1,891	3,381	761
Securities Lending Income	503	128	296	151
Fund Shares Sold	2,578	2,570	3,354	1,717
Prepaid Expenses and Other Assets	36	59	117	38

Total Assets	6,583,743	2,263,103	4,334,490	1,397,601

LIABILITIES:
Payables:
Upon Return of Securities Loaned	901,091	272,010	514,376	211,602
Investment Securities Purchased	231	—	13,346	6,909
Fund Shares Redeemed	3,650	1,086	1,516	573
Due to Advisor	2,572	293	663	311
Loan Payable	6,072	—	—	—
Accrued Expenses and Other Liabilities	468	131	264	92

Total Liabilities	914,084	273,520	530,165	219,487

NET ASSETS	$5,669,659	$1,989,583	$3,804,325	$1,178,114

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,669,659; $1,989,583; $3,804,325 and $1,178,114 and shares outstanding of 320,480,765; 232,927,015; 453,514,041 and 146,773,590, respectively	$17.69	$8.54	$8.39	$8.03

NUMBER OF SHARES AUTHORIZED	1,700,000,000	1,500,000,000	2,300,000,000	1,000,000,000

Investments at Cost	$6,445,519	$2,207,480	$4,451,889	$1,404,900

NET ASSETS CONSIST OF:
Paid-In Capital	$7,033,726	$2,300,603	$4,561,822	$1,503,595
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,918	373	698	1,895
Accumulated Net Realized Gain (Loss)	(587,626)	(82,567)	(97,090)	(95,298)
Net Unrealized Appreciation (Depreciation)	(779,359)	(228,826)	(661,105)	(232,078)

NET ASSETS	$5,669,659	$1,989,583	$3,804,325	$1,178,114

See accompanying Notes to Financial Statements.

149

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments at Value (including $185,052, $424,249, $414,662 and $657,820 of securities on loan, respectively)	$1,434,407	$2,508,187	$2,801,254	$2,004,281
Temporary Cash Investments at Value & Cost	13,453	5,249	9,293	19,896
Collateral Received from Securities on Loan at Value & Cost	200,522	466,103	459,066	699,642
Cash	—	817	—	—
Receivables:
Investment Securities Sold	245	7,518	8,032	—
Dividends and Interest	1,314	799	1,044	2,002
Securities Lending Income	131	439	448	138
Fund Shares Sold	3,590	2,376	5,459	1,407
Prepaid Expenses and Other Assets	75	28	18	33

Total Assets	1,653,737	2,991,516	3,284,614	2,727,399

LIABILITIES:
Payables:
Upon Return of Securities Loaned	200,522	466,103	459,066	699,642
Investment Securities Purchased	7,318	50	4,270	7,269
Fund Shares Redeemed	623	2,360	1,397	1,227
Due to Advisor	276	795	1,265	515
Accrued Expenses and Other Liabilities	112	207	251	187

Total Liabilities	208,851	469,515	466,249	708,840

NET ASSETS	$1,444,886	$2,522,001	$2,818,365	$2,018,559

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,444,886; $2,522,001; $2,818,365 and $2,018,559 and shares outstanding of 211,424,756; 169,387,953; 294,459,077 and 132,015,997, respectively	$6.83	$14.89	$9.57	$15.29

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	700,000,000

Investments at Cost	$1,403,575	$2,546,150	$3,004,867	$2,384,790

NET ASSETS CONSIST OF:
Paid-In Capital	$1,460,862	$2,976,209	$3,539,037	$2,582,474
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,080	3,780	3,100	8,197
Accumulated Net Realized Gain (Loss)	(49,888)	(420,025)	(520,159)	(191,603)
Net Unrealized Appreciation (Depreciation)	30,832	(37,963)	(203,613)	(380,509)

NET ASSETS	$1,444,886	$2,522,001	$2,818,365	$2,018,559

See accompanying Notes to Financial Statements.

150

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$4,275,715
Investments at Value (including $228,732, $638,659, $48,751 and $0 of securities on loan, respectively)	$1,357,706	$3,678,259	$664,457	—
Temporary Cash Investments at Value & Cost	772	12,615	4,521	—
Collateral Received from Securities on Loan at Value & Cost	241,564	672,695	51,990	—
Foreign Currencies at Value	4,670	4,897	637	—
Cash	15	15	16	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	94	—	—
Dividends, Interest and Tax Reclaims	3,097	7,308	1,242	—
Securities Lending Income	94	369	28	—
Fund Shares Sold	644	2,762	1,167	1,809
Prepaid Expenses and Other Assets	20	97	13	25

Total Assets	1,608,582	4,379,111	724,071	4,277,549

LIABILITIES:
Payables:
Upon Return of Securities Loaned	241,564	672,695	51,990	—
Investment Securities/Affiliated Investment Companies Purchased	816	3,402	2,511	—
Fund Shares Redeemed	1,415	1,553	434	4,028
Due to Advisor	294	1,117	230	1,459
Loan Payable	—	—	—	1,970
Unrealized Loss on Foreign Currency Contracts	—	—	13	—
Deferred Thailand Capital Gains Tax	—	—	101	—
Accrued Expenses and Other Liabilities	142	502	64	228

Total Liabilities	244,231	679,269	55,343	7,685

NET ASSETS	$1,364,351	$3,699,842	$668,728	$4,269,864

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,364,351; $3,699,842; $668,728 and $4,269,864 and shares outstanding of 75,697,978; 378,082,644; 82,247,205 and 305,149,395, respectively	$18.02	$9.79	$8.13	$13.99

NUMBER OF SHARES AUTHORIZED	500,000,000	2,000,000,000	500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$4,294,421

Investments at Cost	$1,267,278	$4,029,287	$555,458	$—

Foreign Currencies at Cost	$4,632	$4,955	$636	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$1,438,873	$4,147,095	$569,997	$4,510,524
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	5,593	2,148	1,772	13,949
Accumulated Net Realized Gain (Loss)	(170,622)	(98,357)	(11,965)	(236,142)
Deferred Thailand Capital Gains Tax	—	—	(101)	—
Net Unrealized Foreign Exchange Gain (Loss)	41	42	25	239
Net Unrealized Appreciation (Depreciation)	90,466	(351,086)	109,000	(18,706)

NET ASSETS	$1,364,351	$3,699,842	$668,728	$4,269,864

See accompanying Notes to Financial Statements.

151

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$114,115	$101,906	$27,872	$110,985
Receivables:
Fund Shares Sold	39	60	—	2
Prepaid Expenses and Other Assets	6	541	8	8

Total Assets	114,160	102,507	27,880	110,995

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	5	—	—	2
Fund Shares Redeemed	35	590	—	—
Due to Advisor	39	45	10	47
Accrued Expenses and Other Liabilities	23	19	7	20

Total Liabilities	102	654	17	69

NET ASSETS	$114,058	$101,853	$27,863	$110,926

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $114,058; $101,853; $27,863 and $110,926 and shares outstanding of 7,965,887; 4,946,123; 1,405,185 and 7,384,856, respectively	$14.32	$20.59	$19.83	$15.02

NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	100,000,000	100,000,000

Investments in Affiliated Investment Companies at Cost	$200,814	$94,124	$30,454	$112,793

NET ASSETS CONSIST OF:
Paid-In Capital	$281,358	$133,100	$33,451	$136,984
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	665	246	171	(12)
Accumulated Net Realized Gain (Loss)	(81,282)	(39,285)	(3,182)	(24,284)
Net Unrealized Foreign Exchange Gain (Loss)	16	10	5	46
Net Unrealized Appreciation (Depreciation)	(86,699)	7,782	(2,582)	(1,808)

NET ASSETS	$114,058	$101,853	$27,863	$110,926

See accompanying Notes to Financial Statements.

152

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$431,052	—	—
Investments at Value (including $115,028, $0, $608,093 and $37,782 of securities on loan, respectively)	$738,601	—	$6,828,797	$260,778
Temporary Cash Investments at Value & Cost	4,146	1,476	—	1,155
Collateral Received from Securities on Loan at Value & Cost	125,706	—	660,434	40,466
Foreign Currencies at Value	2,412	—	15,132	393
Cash	15	—	—	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	30,421	—
Dividends, Interest and Tax Reclaims	2,843	—	14,992	505
Securities Lending Income	84	—	796	29
Fund Shares Sold	1,443	1,216	3,242	433
Unrealized Gain on Foreign Currency Contracts	—	—	11	—
Prepaid Expenses and Other Assets	23	11	44	11

Total Assets	875,273	433,755	7,553,869	303,786

LIABILITIES:
Payables:
Upon Return of Securities Loaned	125,706	—	660,434	40,466
Investment Securities/Affiliated Investment Companies Purchased	6,642	851	5,189	608
Fund Shares Redeemed	278	364	17,039	28
Due to Advisor	220	12	3,900	114
Loan Payable	—	—	6,784	—
Unrealized Loss on Foreign Currency Contracts	12	—	—	—
Accrued Expenses and Other Liabilities	86	26	566	26

Total Liabilities	132,944	1,253	693,912	41,242

NET ASSETS	$742,329	$432,502	$6,859,957	$262,544

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares — based on net assets of $742,329; $432,502; $6,859,957 and $262,544 and shares outstanding of 141,680,837; 64,034,248; 459,928,367 and 28,473,641, respectively	$5.24	$6.75	$14.92	$9.22

NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	2,300,000,000	500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$398,827	$—	$—

Investments at Cost	$957,745	$—	$7,473,482	$206,191

Foreign Currencies at Cost	$2,416	$—	$15,313	$397

NET ASSETS CONSIST OF:
Paid-In Capital	$987,291	$402,565	$7,526,604	$211,061
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	24,078	4,918	11,837	715
Accumulated Net Realized Gain (Loss)	(49,991)	(7,206)	(33,616)	(3,819)
Net Unrealized Foreign Exchange Gain (Loss)	99	—	(2)	4
Net Unrealized Appreciation (Depreciation)	(219,148)	32,225	(644,866)	54,583

NET ASSETS	$742,329	$432,502	$6,859,957	$262,544

See accompanying Notes to Financial Statements.

153

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,967,084	$1,134,439	—	—
Investments at Value (including $0, $0, $268,990 and $878,404 of securities on loan, respectively)	—	—	$2,448,223	$4,232,448
Temporary Cash Investments at Value & Cost	—	—	9,355	18,442
Collateral Received from Securities on Loan at Value & Cost	—	—	291,756	894,976
Foreign Currencies at Value	—	—	2,773	—
Cash	—	—	20	1
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	570	131	30,611
Dividends, Interest and Tax Reclaims	—	—	2,785	20,258
Securities Lending Income	—	—	287	92
Fund Shares Sold	1,632	2,107	3,735	4,025
Prepaid Expenses and Other Assets	83	20	51	68

Total Assets	1,968,799	1,137,136	2,759,116	5,200,921

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	291,756	894,976
Investment Securities/Affiliated Investment Companies Purchased	5	—	7,266	31,674
Fund Shares Redeemed	1,693	2,677	1,685	3,676
Due to Advisor	687	440	1,172	529
Deferred Thailand Capital Gains Tax	—	—	1,833	—
Accrued Expenses and Other Liabilities	126	61	369	451

Total Liabilities	2,511	3,178	304,081	931,306

NET ASSETS	$1,966,288	$1,133,958	$2,455,035	$4,269,615

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,966,288; $1,133,958; $2,455,035 and $4,269,615 and shares outstanding of 77,941,731; 64,989,784; 148,925,100 and 413,344,376, respectively	$25.23	$17.45	$16.49	$10.33

NUMBER OF SHARES AUTHORIZED	500,000,000	500,000,000	1,000,000,000	2,000,000,000

Investments in Affiliated Investment Companies at Cost	$1,011,671	$854,969	$—	$—

Investments at Cost	$—	$—	$1,999,175	$4,213,549

Foreign Currencies at Cost	$—	$—	$2,802	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$977,560	$890,751	$2,091,817	$4,248,039
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,281	2,323	6,664	3,329
Accumulated Net Realized Gain (Loss)	32,042	(38,091)	(90,709)	(652)
Deferred Thailand Capital Gains Tax	(2,072)	(570)	(1,832)	—
Net Unrealized Foreign Exchange Gain (Loss)	64	75	76	—
Net Unrealized Appreciation (Depreciation)	955,413	279,470	449,019	18,899

NET ASSETS	$1,966,288	$1,133,958	$2,455,035	$4,269,615

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments at Value (including $1,393,220, $0, $0 and $942,168 of securities on loan, respectively)	$3,771,558	$295,947	$988,415	$3,171,717
Temporary Cash Investments at Value & Cost	43,978	7,357	8,107	28,937
Collateral Received from Securities on Loan at Value & Cost	1,395,043	—	—	943,857
Foreign Currencies at Value	4	318	—	31
Cash	16	15	—	15
Receivables:
Interest	38,547	4,094	11,429	43,757
Securities Lending Income	120	—	—	94
Fund Shares Sold	3,971	264	1,179	2,772
Unrealized Gain on Forward Currency Contracts	7,608	221	—	1,098
Prepaid Expenses and Other Assets	53	21	21	36

Total Assets	5,260,898	308,237	1,009,151	4,192,314

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,395,043	—	—	943,857
Investment Securities Purchased	16,145	4,730	—	15,361
Fund Shares Redeemed	2,053	10	665	1,907
Due to Advisor	473	37	166	661
Forward Currency Contracts	—	—	—	2,755
Unrealized Loss on Forward Currency Contracts	728	—	—	6,734
Accrued Expenses and Other Liabilities	427	20	83	252

Total Liabilities	1,414,869	4,797	914	971,527

NET ASSETS	$3,846,029	$303,440	$1,008,237	$3,220,787

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,846,029; $303,440; $1,008,237 and $3,220,787 and shares outstanding of 374,426,564; 30,329,215; 92,315,819 and 285,848,266, respectively	$10.27	$10.00	$10.92	$11.27

NUMBER OF SHARES AUTHORIZED	2,000,000,000	300,000,000	500,000,000	1,500,000,000

Investments at Cost	$3,733,561	$291,974	$960,118	$2,989,151

Foreign Currencies at Cost	$4	$328	$—	$25

NET ASSETS CONSIST OF:
Paid-In Capital	$3,761,961	$299,175	$968,280	$2,997,967
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	35,357	(262)	4,029	51,072
Accumulated Net Realized Gain (Loss)	3,896	230	7,631	(5,372)
Net Unrealized Foreign Exchange Gain (Loss)	6,818	334	—	(5,452)
Net Unrealized Appreciation (Depreciation)	37,997	3,963	28,297	182,572

NET ASSETS	$3,846,029	$303,440	$1,008,237	$3,220,787

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$1,455,951	$371,025	$762,660	$1,130,793	$203,859
Temporary Cash Investments at Value & Cost	13,952	5,637	5,189	31,146	4,098
Cash	—	1,249	1	—	—
Receivables:
Interest	20,658	4,739	4,182	14,817	2,717
Fund Shares Sold	1,383	760	2,441	773	216
Prepaid Expenses and Other Assets	21	5	29	29	8
Deferred Offering Costs	—	13	—	—	—

Total Assets	1,491,965	383,428	774,502	1,177,558	210,898

LIABILITIES:
Payables:
Investment Securities Purchased	7,073	4,583	—	8,637	—
Fund Shares Redeemed	506	303	268	389	74
Due to Advisor	122	31	62	194	35
Accrued Expenses and Other Liabilities	109	36	62	79	15

Total Liabilities	7,810	4,953	392	9,299	124

NET ASSETS	$1,484,155	$378,475	$774,110	$1,168,259	$210,774

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,484,155; $378,475; $774,110; $1,168,259 and $210,774 and shares outstanding of 120,610,863; 35,845,121; 70,674,107; 114,050,473 and 20,544,763, respectively	$12.31	$10.56	$10.95	$10.24	$10.26

NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	500,000,000	500,000,000	300,000,000

Investments at Cost	$1,352,911	$359,936	$732,410	$1,112,922	$200,300

NET ASSETS CONSIST OF:
Paid-In Capital	$1,365,244	$366,048	$738,273	$1,148,598	$206,861
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,734	1,051	6,361	1,807	354
Accumulated Net Realized Gain (Loss)	6,137	287	(774)	(17)	—
Net Unrealized Appreciation (Depreciation)	103,040	11,089	30,250	17,871	3,559

NET ASSETS	$1,484,155	$378,475	$774,110	$1,168,259	$210,774

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio
Investment Income
Dividends	$59,319	$70	$117,909	$15,053
Interest	102	1,745	134	174
Income from Securities Lending	2,885	—	10,208	2,833
Expenses Allocated from Affiliated Investment Company	(1,420)	—	(6,547)	—

Total Investment Income	60,886	1,815	121,704	18,060

Expenses
Investment Advisory Services Fees	—	52	—	1,129
Administrative Services Fees	2,248	237	7,521	2,823
Accounting & Transfer Agent Fees	58	32	108	161
S&P 500® Fees	—	3	—	—
Shareholder Servicing Fees —
Class R1 Shares	—	—	—	26
Class R2 Shares	—	—	—	5
Custodian Fees	—	5	—	49
Filing Fees	90	32	148	149
Shareholders’ Reports	114	18	250	94
Directors’/Trustees’ Fees & Expenses	47	—	97	31
Professional Fees	32	7	76	61
Other	29	20	64	132

Total Expenses	2,618	406	8,264	4,660
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(485)	—	—	—

Net Expenses	2,133	406	8,264	4,660

Net Investment Income (Loss)	58,753	1,409	113,440	13,400

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(177,354)	(24,217)	(2,244,299)	(80,571)
Futures	7,676	25,750	—	(823)
Foreign Currency Transactions	—	(1,379)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	354,409	2,720	2,728,048	244,441
Futures	(4,182)	1,705	—	(3)
Translation of Foreign Currency Denominated Amounts	—	39	—	—

Net Realized and Unrealized Gain (Loss)	180,549	4,618	483,749	163,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$239,302	$6,027	$597,189	$176,444

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Dividends	$35,309	$32,271	$56,277	$15,402
Interest	31	125	229	70
Income from Securities Lending	4,728	2,723	5,784	2,521

Total Investment Income	40,068	35,119	62,290	17,993

Expenses
Investment Advisory Services Fees	6,898	2,668	5,833	2,766
Administrative Services Fees	14,851	—	—	—
Accounting & Transfer Agent Fees	472	212	377	133
Custodian Fees	85	48	72	41
Filing Fees	72	120	194	97
Shareholders’ Reports	352	45	102	50
Directors’/Trustees’ Fees & Expenses	—	40	69	21
Professional Fees	226	67	122	38
Other	553	190	341	114

Total Expenses	23,509	3,390	7,110	3,260

Net Investment Income (Loss)	16,559	31,729	55,180	14,733

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(373,304)	(60,672)	(38,804)	(80,019)
Futures	570	683	3,212	407
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	602,920	253,827	375,912	173,818
Futures	—	(2)	(1)	—

Net Realized and Unrealized Gain (Loss)	230,186	193,836	340,319	94,206

Net Increase (Decrease) in Net Assets Resulting from Operations	$246,745	$225,565	$395,499	$108,939

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Dividends	$20,994	$15,145	$19,025	$71,430
Interest	174	16	15	51
Income from Securities Lending	1,782	3,676	4,341	3,792

Total Investment Income	22,950	18,837	23,381	75,273

Expenses
Investment Advisory Services Fees	2,406	447	1,753	4,606
Administrative Services Fees	—	6,693	10,155	—
Accounting & Transfer Agent Fees	152	212	251	211
Custodian Fees	50	58	47	20
Filing Fees	201	132	68	97
Shareholders’ Reports	29	146	198	147
Directors’/Trustees’ Fees & Expenses	35	—	—	24
Professional Fees	45	91	113	69
Other	129	240	287	369

Total Expenses	3,047	8,019	12,872	5,543

Net Investment Income (Loss)	19,903	10,818	10,509	69,730

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	—	16,169
Net Realized Gain (Loss) on:
Investment Securities Sold	(41,654)	(68,079)	(190,350)	(106,626)
Futures	(854)	—	—	(1,065)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	211,836	284,014	168,490	92,786
Futures	(1)	—	—	(10)

Net Realized and Unrealized Gain (Loss)	169,327	215,935	(21,860)	1,254

Net Increase (Decrease) in Net Assets Resulting from Operations	$189,230	$226,753	$(11,351)	$70,984

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $6,806, respectively)	—	—	—	$89,418
Interest	—	—	—	106
Income from Securities Lending	—	—	—	13,207
Expenses Allocated from Affiliated Investment Company	—	—	—	(5,258)

Total Net Investment Income Received from Affiliated Investment Companies	—	—	—	97,473

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,405, $7,233, $1,206, and $0, respectively)	$37,283	$81,517	$13,481	—
Interest	26	112	27	21
Income from Securities Lending	2,539	7,668	488	—

Total Fund Investment Income	39,848	89,297	13,996	21

Fund Expenses
Investment Advisory Services Fees	2,880	9,575	1,911	—
Administrative Services Fees	—	—	—	13,452
Accounting & Transfer Agent Fees	169	359	83	77
Custodian Fees	202	589	248	—
Filing Fees	88	187	63	107
Shareholders’ Reports	106	118	14	189
Directors’/Trustees’ Fees & Expenses	17	68	16	59
Professional Fees	53	118	35	36
Organizational & Offering Costs	—	—	17	—
Other	161	342	64	34

Total Expenses	3,676	11,356	2,451	13,954
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	135	—

Net Expenses	3,676	11,356	2,586	13,954

Net Investment Income (Loss)	36,172	77,941	11,410	83,540

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(150,602)	(83,575)	(8,990)	(110,040)
Futures	919	(2,556)	(660)	592
Foreign Currency Transactions	951	1,319	97	1,180
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	374,243	928,934	196,743	1,280,471
Futures	—	(15)	(1)	1
Translation of Foreign Currency Denominated Amounts	(64)	(108)	(31)	(297)
Change in Deferred Thailand Capital Gains Tax	—	—	(101)	—

Net Realized and Unrealized Gain (Loss)	225,447	843,999	187,057	1,171,907

Net Increase (Decrease) in Net Assets Resulting from Operations	$261,619	$921,940	$198,467	$1,255,447

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $142, $58, $0 and $358, respectively)	$1,899	$2,693	$989	$2,349
Interest	2	2	1	5
Income from Securities Lending	640	299	17	380
Expenses Allocated from Affiliated Investment Companies	(169)	(132)	(34)	(142)

Total Net Investment Income Received from Affiliated Investment Companies	2,372	2,862	973	2,592

Expenses
Administrative Services Fees	446	286	95	362
Accounting & Transfer Agent Fees	15	15	13	15
Filing Fees	18	20	15	22
Shareholders’ Reports	6	6	3	7
Directors’/Trustees’ Fees & Expenses	2	1	—	1
Professional Fees	2	3	2	2
Other	4	2	4	4

Total Expenses	493	333	132	413
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	4	(20)	11

Net Expenses	493	337	112	424

Net Investment Income (Loss)	1,879	2,525	861	2,168

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(14,110)	(8,877)	(2,247)	(7,421)
Futures	43	(89)	26	(137)
Foreign Currency Transactions	250	23	(10)	(49)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	37,328	52,469	9,569	37,449
Futures	—	—	—	(1)
Translation of Foreign Currency Denominated Amounts	(61)	29	(6)	24

Net Realized and Unrealized Gain (Loss)	23,450	43,555	7,332	29,865

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,329	$46,080	$8,193	$32,033

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$7,670	—	—
Dividends (Net of Foreign Taxes Withheld of $3,542, $0, $10,608 and $431, respectively)	$32,209	—	$142,769	$4,841
Interest	5	10	231	12
Income from Securities Lending	2,060	—	14,358	412

Total Investment Income	34,274	7,680	157,358	5,265

Expenses
Investment Advisory Services Fees	1,753	—	35,181	811
Administrative Services Fees	—	769	—	—
Accounting & Transfer Agent Fees	87	16	693	47
Custodian Fees	108	—	1,096	107
Filing Fees	66	31	121	16
Shareholders’ Reports	63	15	275	16
Directors’/Trustees’ Fees & Expenses	12	7	99	6
Professional Fees	20	7	254	7
Organizational & Offering Costs	—	33	—	35
Other	64	4	730	22

Total Expenses	2,173	882	38,449	1,067
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(706)	—	17

Net Expenses	2,173	176	38,449	1,084

Net Investment Income (Loss)	32,101	7,504	118,909	4,181

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(36,531)	(6,921)	(20,925)	(3,551)
Futures	234	—	(9,031)	(232)
Foreign Currency Transactions	185	—	(2,189)	(23)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	170,229	66,893	1,907,503	71,485
Futures	—	—	(28)	(1)
Translation of Foreign Currency Denominated Amounts	209	—	(469)	(11)

Net Realized and Unrealized Gain (Loss)	134,326	59,972	1,874,861	67,667

Net Increase (Decrease) in Net Assets Resulting from Operations	$166,427	$67,476	$1,993,770	$71,848

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

162

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,615, $1,814, $4,585 and $0, respectively)	$40,471	$19,964	$43,855	—
Interest	67	21	48	$50,479
Income from Securities Lending	3,108	2,129	4,061	—
Expenses Allocated from Affiliated Investment Companies	(3,138)	(2,578)	—	(1,302)

Total Investment Income	40,508	19,536	47,964	49,177

Expenses
Investment Advisory Services Fees	—	—	9,732	46
Administrative Services Fees	6,299	3,484	—	3,448
Accounting & Transfer Agent Fees	44	28	241	86
Custodian Fees	—	—	1,315	1
Filing Fees	63	58	152	183
Shareholders’ Reports	117	48	114	152
Directors’/Trustees’ Fees & Expenses	21	12	41	94
Professional Fees	17	8	103	72
Other	25	13	226	78

Total Expenses	6,586	3,651	11,924	4,160

Net Investment Income (Loss)	33,922	15,885	36,040	45,017

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	37,268	(15,114)	(25,567)	6,804
Futures	(2,712)	(630)	(873)	—
Foreign Currency Transactions	(28)	(178)	(297)	—
In-Kind Redemptions	17,805 **	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	592,684	522,143	981,322	30,261
Futures	(30)	(9)	(4)	—
Translation of Foreign Currency Denominated Amounts	196	168	33	—
Change in Deferred Thailand Capital Gains Tax	(1,264)	(785)	(1,800)	—

Net Realized and Unrealized Gain (Loss)	643,919	505,595	952,814	37,065

Net Increase (Decrease) in Net Assets Resulting from Operations	$677,841	$521,480	$988,854	$82,082

*	For the period November 1, 2008 to June 4, 2009 Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Companies).
**	See Note M in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

163

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Interest	$66,491	$6,472	$27,157	$84,414
Income from Securities Lending	39	—	—	160
Expenses Allocated from Affiliated Investment Company	(2,534)	—	—	—

Total Investment Income	63,996	6,472	27,157	84,574

Expenses
Investment Advisory Services Fees	41	318	2,022	7,617
Administrative Services Fees	3,169	—	—	—
Accounting & Transfer Agent Fees	80	51	147	406
Custodian Fees	13	18	11	184
Filing Fees	122	61	66	144
Shareholders’ Reports	156	6	56	158
Directors’/Trustees’ Fees & Expenses	86	6	24	73
Professional Fees	68	12	47	143
Organizational & Offering Costs	—	7	—	—
Other	78	27	144	400

Total Expenses	3,813	506	2,517	9,125

Net Investment Income (Loss)	60,183	5,966	24,640	75,449

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	25,365	384	27,247	19,184
Foreign Currency Transactions	25,954	(15,821)	—	49,631
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,521)	32,803	22,977	87,483
Translation of Foreign Currency Denominated Amounts	6,818	806	—	(3,992)

Net Realized and Unrealized Gain (Loss)	51,616	18,172	50,224	152,306

Net Increase (Decrease) in Net Assets Resulting from Operations	$111,799	$24,138	$74,864	$227,755

*

For the period November 1, 2008 to October 16, 2009 Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

164

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio(a)	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$57,708	$5,679	$7,287	$23,118	$4,669

Total Investment Income	57,708	5,679	7,287	23,118	4,669

Expenses
Investment Advisory Services Fees	1,333	300	536	2,064	385
Accounting & Transfer Agent Fees	186	34	86	148	44
Custodian Fees	15	7	7	11	3
Filing Fees	114	21	79	70	17
Shareholders’ Reports	63	3	28	36	5
Directors’/Trustees’ Fees & Expenses	34	7	15	27	5
Professional Fees	61	6	23	46	10
Organizational & Offering Costs	—	27	—	—	—
Other	167	15	68	137	28

Total Expenses	1,973	420	842	2,539	497
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(87)	—	—	—

Net Expenses	1,973	333	842	2,539	497

Net Investment Income (Loss)	55,735	5,346	6,445	20,579	4,172

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	6,168	287	(774)	—	23
Change in Unrealized Appreciation (Depreciation) of Investment Securities	71,964	11,089	77,881	22,482	4,608

Net Realized and Unrealized Gain (Loss)	78,132	11,376	77,107	22,482	4,631

Net Increase (Decrease) in Net Assets Resulting from Operations	$133,867	$16,722	$83,552	$43,061	$8,803

(a)	The Portfolio commenced operations on March 4, 2009.

See accompanying Notes to Financial Statements.

165

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio			Enhanced U.S. Large Company Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$58,753	$61,569	$59,476	$1,409	$12,018	$9,767
Capital Gain Distributions Received from Affiliated Investment Company	—	—	—	—	8,681	26,075
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(177,354)	(104,970)	3,775	(24,217)	(11,592)	3,051
Futures	7,676	(17,555)	714	25,750	—	—
Foreign Currency Transactions	—	—	—	(1,379)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	354,409	(1,194,131)	164,399	2,720	(116,750)	(13,649)
Futures	(4,182)	521	(288)	1,705	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	39	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	239,302	(1,254,566)	228,076	6,027	(107,643)	25,244

Distributions From:
Net Investment Income:
Institutional Class Shares	(62,498)	(67,060)	(55,847)	(17,802)	(10,906)	(11,397)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(1,762)	(4,842)	(11,623)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	(17,601)	(1,991)

Total Distributions	(62,498)	(67,060)	(55,847)	(19,564)	(33,349)	(25,011)

Capital Share Transactions (1):
Shares Issued	812,573	1,128,680	906,212	58,709 *	75,527	93,808
Shares Issued in Lieu of Cash Distributions	49,324	59,339	51,856	18,404	32,429	24,050
Shares Redeemed	(863,321)	(738,188)	(583,275)	(98,676)	(103,683)	(128,257)

Net Increase (Decrease) from Capital Share Transactions	(1,424)	449,831	374,793	(21,563)	4,273	(10,399)

Total Increase (Decrease) in Net Assets	175,380	(871,795)	547,022	(35,100)	(136,719)	(10,166)
Net Assets
Beginning of Period	2,544,038	3,415,833	2,868,811	200,331	337,050	347,216

End of Period	$2,719,418	$2,544,038	$3,415,833	$165,231	$200,331	$337,050

(1) Shares Issued and Redeemed:
Shares Issued	31,260	29,917	21,005	9,053	9,136	8,538
Shares Issued in Lieu of Cash Distributions	1,881	1,514	1,222	3,392	3,364	2,263
Shares Redeemed	(33,310)	(20,702)	(13,462)	(17,904)	(12,436)	(11,632)

Net Increase (Decrease) from Shares Issued and Redeemed	(169)	10,729	8,765	(5,459)	64	(831)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,113	$10,863	$16,354	$285	$15,378	$4

*	Includes $7,414 in capital contributions related to the liquidation of The Enhanced U.S. Large Company Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

166

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Value Portfolio			U.S. Targeted Value Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$113,440	$119,241	$95,990	$13,400	$10,389	$3,886
Capital Gain Distributions Received from Affiliated Investment Company	—	—	—	—	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,244,299)	— †	346,023 †	(80,571)	(2,137)	(2,825)
Futures	—	—	—	(823)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	2,728,048	(3,044,875)†	(554,415)†	244,441	(319,766)	(75,837)
Futures	—	—	—	(3)	3	—

Net Increase (Decrease) in Net Assets Resulting from Operations	597,189	(2,925,634)	(112,402)	176,444	(311,511)	(48,108)

Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	(424)	(351)	—
Class R2 Shares	—	—	—	(27)	(10)	—
Institutional Class Shares	(123,996)	(113,742)	(88,197)	(13,728)	(7,766)	(3,642)
Net Short-Term Gains:
Institutional Class Shares	(6,242)	(304)	(10,685)	—	—	(5,313)
Net Long-Term Gains:
Institutional Class Shares	—	(315,650)	(127,166)	—	(14,019)	(11,902)

Total Distributions	(130,238)	(429,696)	(226,048)	(14,179)	(22,146)	(20,857)

Capital Share Transactions (1):
Shares Issued	1,807,041	2,629,415	2,547,717	850,582	975,465	500,717 *
Shares Issued in Lieu of Cash Distributions	117,409	398,086	203,411	13,641	21,294	18,152
Shares Redeemed	(1,858,197)	(1,877,275)	(1,287,212)	(425,490)	(335,145)	(110,437)

Net Increase (Decrease) from Capital Share Transactions	66,253	1,150,226	1,463,916	438,733	661,614	408,432

Total Increase (Decrease) in Net Assets	533,204	(2,205,104)	1,125,466	600,998	327,957	339,467
Net Assets
Beginning of Period	5,330,448	7,535,552	6,410,086	882,762	554,805	215,338

End of Period	$5,863,652	$5,330,448	$7,535,552	$1,483,760	$882,762	$554,805

(1) Shares Issued and Redeemed:
Shares Issued	140,615	131,947	97,946	88,462	71,448	28,579
Shares Issued in Lieu of Cash Distributions	10,018	17,729	8,025	1,442	1,447	1,060
Shares Redeemed	(145,245)	(92,441)	(50,063)	(44,353)	(25,199)	(6,247)

Net Increase (Decrease) from Shares Issued and Redeemed	5,388	57,235	55,908	45,551	47,696	23,392

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$13,540	$25,004	$23,690	$1,308	$2,098	$794

*	Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.
†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

167

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Small Cap Value Portfolio			U.S. Core Equity 1 Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,559	$60,650	$92,097	$31,729	$22,840	$14,928
Capital Gain Distributions Received from Affiliated Investment Company	—	1,046,424	875,446	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(373,304)	(209,110)	(37,370)	(60,672)	(19,218)	(3,304)
Futures	570	—	—	683	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	602,920	(3,538,529)	(1,754,043)	253,827	(553,125)	15,592
Futures	—	—	—	(2)	2	—

Net Increase (Decrease) in Net Assets Resulting from Operations	246,745	(2,640,565)	(823,870)	225,565	(549,501)	27,216

Distributions From:
Net Investment Income:
Institutional Class Shares	(69,882)	(74,354)	(85,546)	(31,598)	(22,927)	(14,899)
Net Short-Term Gains:
Institutional Class Shares	—	—	(72,477)	—	—	(578)
Net Long-Term Gains:
Institutional Class Shares	—	(746,639)	(592,599)	—	—	(1,040)

Total Distributions	(69,882)	(820,993)	(750,622)	(31,598)	(22,927)	(16,517)

Capital Share Transactions (1):
Shares Issued	1,293,768 *	1,857,448	2,756,160	1,158,480	1,087,323	609,131
Shares Issued in Lieu of Cash Distributions	67,125	798,952	722,554	30,660	21,544	16,079
Shares Redeemed	(1,372,042)	(2,493,743)	(1,839,654)	(714,086)	(425,908)	(78,148)

Net Increase (Decrease) from Capital Share Transactions	(11,149)	162,657	1,639,060	475,054	682,959	547,062

Total Increase (Decrease) in Net Assets	165,714	(3,298,901)	64,568	669,021	110,531	557,761
Net Assets
Beginning of Period	5,503,945	8,802,846	8,738,278	1,320,562	1,210,031	652,270

End of Period	$5,669,659	$5,503,945	$8,802,846	$1,989,583	$1,320,562	$1,210,031

(1) Shares Issued and Redeemed:
Shares Issued	72,979	84,519	93,005	160,998	107,874	50,720
Shares Issued in Lieu of Cash Distributions	4,580	34,137	24,691	4,155	2,264	1,371
Shares Redeemed	(94,264)	(113,726)	(62,068)	(101,230)	(43,396)	(6,544)

Net Increase (Decrease) from Shares Issued and Redeemed	(16,705)	4,930	55,628	63,923	66,742	45,547

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,918	$31,701	$8,847	$373	$257	$344

*	Includes $28,400 in capital contributions related to the liquidation of The U.S. Small Cap Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

168

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio			U.S. Vector Equity Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,180	$47,930	$34,532	$14,733	$15,482	$9,503
Net Realized Gain (Loss) on:
Investment Securities Sold	(38,804)	(45,734)	(15,734)	(80,019)	(13,893)	(1,810)
Futures	3,212	—	—	407	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	375,912	(1,104,305)	(32,306)	173,818	(400,041)	(41,111)
Futures	(1)	1	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	395,499	(1,102,108)	(13,508)	108,939	(398,452)	(33,418)

Distributions From:
Net Investment Income:
Institutional Class Shares	(55,009)	(48,004)	(34,490)	(16,454)	(14,964)	(7,650)
Net Short-Term Gains:
Institutional Class Shares	—	—	(1,625)	—	—	(6,329)
Net Long-Term Gains:
Institutional Class Shares	—	—	(1,516)	—	—	—

Total Distributions	(55,009)	(48,004)	(37,631)	(16,454)	(14,964)	(13,979)

Capital Share Transactions (1):
Shares Issued	1,847,067	1,647,226	2,019,061	508,175	599,481	689,895
Shares Issued in Lieu of Cash Distributions	54,122	47,199	37,027	16,189	14,671	13,800
Shares Redeemed	(938,382)	(982,705)	(281,839)	(289,358)	(309,855)	(99,868)

Net Increase (Decrease) from Capital Share Transactions	962,807	711,720	1,774,249	235,006	304,297	603,827

Total Increase (Decrease) in Net Assets	1,303,297	(438,392)	1,723,110	327,491	(109,119)	556,430
Net Assets
Beginning of Period	2,501,028	2,939,420	1,216,310	850,623	959,742	403,312

End of Period	$3,804,325	$2,501,028	$2,939,420	$1,178,114	$850,623	$959,742

(1) Shares Issued and Redeemed:
Shares Issued	258,455	166,628	165,360	74,700	59,904	57,308
Shares Issued in Lieu of Cash Distributions	7,485	5,013	3,137	2,427	1,411	1,170
Shares Redeemed	(135,979)	(97,859)	(23,138)	(44,108)	(31,898)	(8,342)

Net Increase (Decrease) from Shares Issued and Redeemed	129,961	73,782	145,359	33,019	29,417	50,136

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$698	$399	$473	$1,895	$3,637	$3,119

See accompanying Notes to Financial Statements.

169

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio			U.S. Small Cap Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,903	$6,271	$167	$10,818	$21,360	$33,291
Capital Gain Distributions Received from Affiliated Investment Company	—	—	—	—	243,531	216,208
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(41,654)	(7,078)	(310)	(68,079)	(116,947)	2,061
Futures	(854)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	211,836	(179,572)	(1,432)	284,014	(1,073,797)	(321,609)
Futures	(1)	1	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	189,230	(180,378)	(1,575)	226,753	(925,853)	(70,049)

Distributions From:
Net Investment Income:
Institutional Class Shares	(18,642)	(4,648)	—	(26,412)	(26,222)	(32,047)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(8,922)	(34,803)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	(173,725)	(134,723)

Total Distributions	(18,642)	(4,648)	—	(26,412)	(208,869)	(201,573)

Capital Share Transactions (1):
Shares Issued	1,195,628	995,838	120,639	877,915 *	937,947	727,472
Shares Issued in Lieu of Cash Distributions	18,449	4,587	—	24,690	204,052	197,467
Shares Redeemed	(524,944)	(336,741)	(12,557)	(647,794)	(1,225,521)	(665,423)

Net Increase (Decrease) from Capital Share Transactions	689,133	663,684	108,082	254,811	(83,522)	259,516

Total Increase (Decrease) in Net Assets	859,721	478,658	106,507	455,152	(1,218,244)	(12,106)
Net Assets
Beginning of Period	585,165	106,507	—	2,066,849	3,285,093	3,297,199

End of Period	$1,444,886	$585,165	$106,507	$2,522,001	$2,066,849	$3,285,093

(1) Shares Issued and Redeemed:
Shares Issued	209,711	125,252	12,664	67,035	54,875	33,265
Shares Issued in Lieu of Cash Distributions	3,194	543	—	2,058	10,771	9,289
Shares Redeemed	(94,288)	(44,316)	(1,335)	(54,475)	(70,022)	(30,180)

Net Increase (Decrease) from Shares Issued and Redeemed	118,617	81,479	11,329	14,618	(4,376)	12,374

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,080	$1,827	$173	$3,780	$7,754	$3,498

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

*	Includes $8,355 in capital contributions related to the liquidation of The U.S. Small Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

170

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio			DFA Real Estate Securities Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,509	$33,434	$45,400	$69,730	$68,746	$57,485
Capital Gain Distributions Received from:
Affiliated Investment Company	—	379,091	436,439	—	—	—
Investment Securities	—	—	—	16,169	42,861	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(190,350)	(130,372)	(3,367)	(106,626)	(142,397)	181,105
Futures	—	—	—	(1,065)	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	168,490	(1,674,701)	(655,320)	92,786	(893,193)	(762,357)
Futures	—	—	—	(10)	10	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,351)	(1,392,548)	(176,848)	70,984	(925,445)	(482,209)

Distributions From:
Net Investment Income:
Institutional Class Shares	(57,816)	(42,596)	(40,532)	(95,934)	(31,389)	(62,692)
Net Short-Term Gains:
Institutional Class Shares	—	(40,254)	(62,657)	—	(3,305)	(2,939)
Net Long-Term Gains:
Institutional Class Shares	—	(350,779)	(324,224)	—	(200,903)	(70,533)

Total Distributions	(57,816)	(433,629)	(427,413)	(95,934)	(235,597)	(136,164)

Capital Share Transactions (1):
Shares Issued	588,720 *	799,061	1,088,866	760,871	946,371	1,093,839
Shares Issued in Lieu of Cash Distributions	56,003	425,522	415,408	93,552	232,037	133,705
Shares Redeemed	(681,416)	(1,174,552)	(1,023,645)	(557,875)	(941,862)	(774,740)

Net Increase (Decrease) from Capital Share Transactions	(36,693)	50,031	480,629	296,548	236,546	452,804

Total Increase (Decrease) in Net Assets	(105,860)	(1,776,146)	(123,632)	271,598	(924,496)	(165,569)
Net Assets
Beginning of Period	2,924,225	4,700,371	4,824,003	1,746,961	2,671,457	2,837,026

End of Period	$2,818,365	$2,924,225	$4,700,371	$2,018,559	$1,746,961	$2,671,457

(1) Shares Issued and Redeemed:
Shares Issued	53,716	65,963	68,282	61,585	41,914	34,996
Shares Issued in Lieu of Cash Distributions	6,981	32,229	26,806	7,388	9,889	4,257
Shares Redeemed	(84,421)	(97,545)	(64,141)	(45,050)	(41,934)	(24,958)

Net Increase (Decrease) from Shares Issued and Redeemed	(23,724)	647	30,947	23,923	9,869	14,295

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,100	$36,069	$6,812	$8,197	$34,213	$161

*	Includes $11,529 in capital contributions related to the liquidation of The U.S. Micro Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

171

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio			International Core Equity Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,172	$56,577	$51,732	$77,941	$76,838	$39,035
Net Realized Gain (Loss) on:
Investment Securities Sold	(150,602)	(19,013)	37,442	(83,575)	(11,335)	24,982
Futures	919	—	—	(2,556)	—	—
Foreign Currency Transactions	951	(1,346)	174	1,319	(911)	105
In-Kind Redemptions	—	14,987 *	—	—	7,590 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	374,243	(1,012,012)	231,080	928,934	(1,484,029)	105,889
Futures	—	—	—	(15)	15	—
Translation of Foreign Currency Denominated Amounts	(64)	65	(44)	(108)	73	59

Net Increase (Decrease) in Net Assets Resulting from Operations	261,619	(960,742)	320,384	921,940	(1,411,759)	170,070

Distributions From:
Net Investment Income:
Institutional Class Shares	(32,286)	(53,392)	(51,063)	(77,469)	(76,637)	(38,518)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(7,592)	(2,252)
Net Long-Term Gains:
Institutional Class Shares	—	(28,968)	—	—	(17,164)	(205)

Total Distributions	(32,286)	(82,360)	(51,063)	(77,469)	(101,393)	(40,975)

Capital Share Transactions (1):
Shares Issued	380,682	534,434	529,554	1,709,907	1,729,052	1,460,555
Shares Issued in Lieu of Cash Distributions	31,081	78,686	47,880	75,441	97,113	39,306
Shares Redeemed	(483,605)	(587,338)*	(295,814)	(911,026)	(674,151)*	(137,846)

Net Increase (Decrease) from Capital Share Transactions	(71,842)	25,782	281,620	874,322	1,152,014	1,362,015

Total Increase (Decrease) in Net Assets	157,491	(1,017,320)	550,941	1,718,793	(361,138)	1,491,110
Net Assets
Beginning of Period	1,206,860	2,224,180	1,673,239	1,981,049	2,342,187	851,077

End of Period	$1,364,351	$1,206,860	$2,224,180	$3,699,842	$1,981,049	$2,342,187

(1) Shares Issued and Redeemed:
Shares Issued	26,226	24,768	20,502	227,407	156,232	103,681
Shares Issued in Lieu of Cash Distributions	2,085	3,394	1,862	9,039	8,456	2,819
Shares Redeemed	(34,086)	(28,525)	(11,428)	(123,941)	(62,282)	(9,741)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,775)	(363)	10,936	112,505	102,406	96,759

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$5,593	$449	$(1,254)	$2,148	$(485)	$1,609

*	See Note M in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

172

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. World ex U.S. Core Equity Portfolio		International Small Company Portfolio
	Year Ended Oct. 31, 2009	Period Mar. 6, 2008(a) to Oct. 31, 2008	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,410	$2,171	$83,540	$131,960	$108,657
Net Realized Gain (Loss) on:
Investment Securities Sold	(8,990)	(2,290)	(110,040)	(120,455)	331,045
Futures	(660)	—	592	(569)	—
Foreign Currency Transactions	97	6	1,180	(3,640)	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	196,743	(87,743)	1,280,471	(2,759,513)	162,772
Futures	(1)	1	1	(1)	—
Translation of Foreign Currency Denominated Amounts	(31)	56	(297)	188	160
Change in Deferred Thailand Capital Gains Tax	(101)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	198,467	(87,799)	1,255,447	(2,752,030)	603,669

Distributions From:
Net Investment Income:
Institutional Class Shares	(10,761)	(1,192)	(81,118)	(132,809)	(114,210)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(36,135)	(28,033)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(278,291)	(129,328)

Total Distributions	(10,761)	(1,192)	(81,118)	(447,235)	(271,571)

Capital Share Transactions (1):
Shares Issued	495,969	408,243	890,444	1,327,412	1,085,538
Shares Issued in Lieu of Cash Distributions	10,580	1,155	77,147	430,141	258,985
Shares Redeemed	(253,845)	(92,089)	(956,429)	(1,071,124)	(625,483)

Net Increase (Decrease) from Capital Share Transactions	252,704	317,309	11,162	686,429	719,040

Total Increase (Decrease) in Net Assets	440,410	228,318	1,185,491	(2,512,836)	1,051,138
Net Assets
Beginning of Period	228,318	—	3,084,373	5,597,209	4,546,071

End of Period	$668,728	$228,318	$4,269,864	$3,084,373	$5,597,209

(1) Shares Issued and Redeemed:
Shares Issued	85,214	51,464	81,822	83,183	52,082
Shares Issued in Lieu of Cash Distributions	1,589	124	6,961	24,110	13,230
Shares Redeemed	(43,612)	(12,532)	(89,990)	(70,097)	(30,074)

Net Increase (Decrease) from Shares Issued and Redeemed	43,191	39,056	(1,207)	37,196	35,238

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,772	$1,014	$13,949	$8,898	$6,151

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

173

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Japanese Small Company Portfolio			Asia Pacific Small Company Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,879	$3,548	$3,072	$2,525	$4,300	$3,553
Net Realized Gain (Loss) on:
Investment Securities Sold	(14,110)	(22,824)	(7,840)	(8,877)	(21,574)	4,912
Futures	43	(10)	—	(89)	(34)	—
Foreign Currency Transactions	250	(46)	(35)	23	(193)	93
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	37,328	(35,124)	365	52,469	(69,553)	32,175
Translation of Foreign Currency Denominated Amounts	(61)	60	19	29	(15)	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,329	(54,396)	(4,419)	46,080	(87,069)	40,731

Distributions From:
Net Investment Income:
Institutional Class Shares	(2,426)	(3,574)	(2,759)	(2,724)	(4,433)	(3,089)

Total Distributions	(2,426)	(3,574)	(2,759)	(2,724)	(4,433)	(3,089)

Capital Share Transactions (1):
Shares Issued	18,298	32,726	102,980	18,265	51,749	58,296
Shares Issued in Lieu of Cash Distributions	2,219	3,367	2,746	2,398	4,090	3,008
Shares Redeemed	(62,735)	(43,830)	(68,425)	(26,210)	(46,600)	(24,176)

Net Increase (Decrease) from Capital Share Transactions	(42,218)	(7,737)	37,301	(5,547)	9,239	37,128

Total Increase (Decrease) in Net Assets	(19,315)	(65,707)	30,123	37,809	(82,263)	74,770
Net Assets
Beginning of Period	133,373	199,080	168,957	64,044	146,307	71,537

End of Period	$114,058	$133,373	$199,080	$101,853	$64,044	$146,307

(1) Shares Issued and Redeemed:
Shares Issued	1,589	2,312	5,861	1,318	2,384	2,409
Shares Issued in Lieu of Cash Distributions	174	220	157	196	168	131
Shares Redeemed	(4,937)	(3,276)	(3,939)	(2,055)	(2,157)	(979)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,174)	(744)	2,079	(541)	395	1,561

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$665	$964	$894	$246	$412	$621

See accompanying Notes to Financial Statements.

174

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio			Continental Small Company Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$861	$1,182	$899	$2,168	$4,234	$2,554
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,247)	(771)	1,545	(7,421)	(16,519)	7,620
Futures	26	—	—	(137)	(16)	—
Foreign Currency Transactions	(10)	(77)	13	(49)	(16)	39
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9,569	(24,744)	(2,123)	37,449	(81,292)	4,064
Futures	—	—	—	(1)	1	—
Translation of Foreign Currency Denominated Amounts	(6)	11	—	24	(30)	10

Net Increase (Decrease) in Net Assets Resulting from Operations	8,193	(24,399)	334	32,033	(93,638)	14,287

Distributions From:
Net Investment Income:
Institutional Class Shares	(658)	(1,104)	(1,097)	(2,087)	(3,979)	(2,638)
Return of Capital	—	(19)	—	—	(97)	—
Net Short-Term Gains:
Institutional Class Shares	—	(123)	(217)	—	(347)	(549)
Net Long-Term Gains:
Institutional Class Shares	—	(1,311)	(1,092)	—	(6,764)	(1,842)

Total Distributions	(658)	(2,557)	(2,406)	(2,087)	(11,187)	(5,029)

Capital Share Transactions (1):
Shares Issued	4,137	25,474	11,009	14,850	72,836	94,168
Shares Issued in Lieu of Cash Distributions	556	2,517	2,404	1,874	10,871	4,921
Shares Redeemed	(10,248)	(12,291)	(6,010)	(29,732)	(55,803)	(27,699)

Net Increase (Decrease) from Capital Share Transactions	(5,555)	15,700	7,403	(13,008)	27,904	71,390

Total Increase (Decrease) in Net Assets	1,980	(11,256)	5,331	16,938	(76,921)	80,648
Net Assets
Beginning of Period	25,883	37,139	31,808	93,988	170,909	90,261

End of Period	$27,863	$25,883	$37,139	$110,926	$93,988	$170,909

(1) Shares Issued and Redeemed:
Shares Issued	288	1,087	327	1,344	3,830	4,007
Shares Issued in Lieu of Cash Distributions	36	96	74	148	539	227
Shares Redeemed	(733)	(556)	(179)	(2,868)	(3,056)	(1,195)

Net Increase (Decrease) from Shares Issued and Redeemed	(409)	627	222	(1,376)	1,313	3,039

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$171	$(41)	$(171)	$(12)	$(43)	$(198)

See accompanying Notes to Financial Statements.

175

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio			DFA Global Real Estate Securities Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period June 4, 2008(a) to Oct. 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,101	$22,511	$4,578	$7,504	$(10)
Net Realized Gain (Loss) on:
Investment Securities Sold	(36,531)	(13,579)	(3)	(6,921)	(280)
Futures	234	—	—	—	—
Foreign Currency Transactions	185	(521)	9	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	170,229	(363,676)	(25,701)	66,893	(34,668)
Translation of Foreign Currency Denominated Amounts	209	(124)	14	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	166,427	(355,389)	(21,103)	67,476	(34,958)

Distributions From:
Net Investment Income:
Institutional Class Shares	(11,227)	(19,783)	(2,361)	(2,346)	—
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(24)	—

Total Distributions	(11,227)	(19,783)	(2,361)	(2,370)	—

Capital Share Transactions (1):
Shares Issued	331,853	580,235	375,453	345,457	144,246
Shares Issued in Lieu of Cash Distributions	11,113	19,359	2,263	2,351	—
Shares Redeemed	(150,317)	(166,782)	(17,412)	(71,084)	(18,616)

Net Increase (Decrease) from Capital Share Transactions	192,649	432,812	360,304	276,724	125,630

Total Increase (Decrease) in Net Assets	347,849	57,640	336,840	341,830	90,672
Net Assets
Beginning of Period	394,480	336,840	—	90,672	—

End of Period	$742,329	$394,480	$336,840	$432,502	$90,672

(1) Shares Issued and Redeemed:
Shares Issued	82,981	81,466	37,594	62,358	17,468
Shares Issued in Lieu of Cash Distributions	3,104	2,444	239	445	—
Shares Redeemed	(38,756)	(25,570)	(1,821)	(13,777)	(2,460)

Net Increase (Decrease) from Shares Issued and Redeemed	47,329	58,340	36,012	49,026	15,008

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$24,078	$4,089	$1,877	$4,918	$6

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

176

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Small Cap Value Portfolio			International Vector Equity Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Aug. 14, 2008(a) to Oct. 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$118,909	$222,701	$162,639	$4,181	$246
Net Realized Gain (Loss) on:
Investment Securities Sold	(20,925)	28,945	682,920	(3,551)	(27)
Futures	(9,031)	(1,804)	—	(232)	—
Foreign Currency Transactions	(2,189)	(3,478)	3,452	(23)	(19)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,907,503	(4,209,886)	(197,398)	71,485	(16,902)
Futures	(28)	28	—	(1)	1
Translation of Foreign Currency Denominated Amounts	(469)	112	46	(11)	15

Net Increase (Decrease) in Net Assets Resulting from Operations	1,993,770	(3,963,382)	651,659	71,848	(16,686)

Distributions From:
Net Investment Income:
Institutional Class Shares	(105,935)	(245,481)	(179,161)	(3,671)	—
Net Short-Term Gains:
Institutional Class Shares	—	(65,513)	(22,039)	—	—
Net Long-Term Gains:
Institutional Class Shares	(25,433)	(533,622)	(365,355)	—	—

Total Distributions	(131,368)	(844,616)	(566,555)	(3,671)	—

Capital Share Transactions (1):
Shares Issued	1,516,998	2,492,365	2,243,987	203,871	88,814
Shares Issued in Lieu of Cash Distributions	123,396	812,456	539,597	3,533	—
Shares Redeemed	(1,442,587)	(1,877,934)	(1,420,896)	(79,811)	(5,354)

Net Increase (Decrease) from Capital Share Transactions	197,807	1,426,887	1,362,688	127,593	83,460

Total Increase (Decrease) in Net Assets	2,060,209	(3,381,111)	1,447,792	195,770	66,774
Net Assets
Beginning of Period	4,799,748	8,180,859	6,733,067	66,774	—

End of Period	$6,859,957	$4,799,748	$8,180,859	$262,544	$66,774

(1) Shares Issued and Redeemed:
Shares Issued	132,410	143,771	98,177	30,203	10,648
Shares Issued in Lieu of Cash Distributions	10,640	43,511	25,571	455	—
Shares Redeemed	(126,703)	(114,727)	(62,812)	(12,091)	(741)

Net Increase (Decrease) from Shares Issued and Redeemed	16,347	72,555	60,936	18,567	9,907

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$11,837	$681	$33,083	$715	$232

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

177

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio			Emerging Markets Small Cap Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$33,922	$65,186	$61,164	$15,885	$27,317	$17,268
Net Realized Gain (Loss) on:
Investment Securities Sold	37,268	25,666	138,572	(15,114)	(21,877)	98,170
Futures	(2,712)	(348)	—	(630)	(404)	—
Foreign Currency Transactions	(28)	(820)	(116)	(178)	(1,270)	(319)
In-Kind Redemptions	17,805 *	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	592,684	(1,562,393)	809,069	522,143	(754,950)	268,054
Futures	(30)	30	—	(9)	9	—
Translation of Foreign Currency Denominated Amounts	196	(130)	(26)	168	(175)	74
Change in Deferred Thailand Capital Gains Tax	(1,264)	2,600	(825)	(785)	1,394	(451)

Net Increase (Decrease) in Net Assets Resulting from Operations	677,841	(1,470,209)	1,007,838	521,480	(749,956)	382,796

Distributions From:
Net Investment Income:
Institutional Class Shares	(33,127)	(63,916)	(50,360)	(16,832)	(24,950)	(13,632)
Net Short-Term Gains:
Institutional Class Shares	—	(855)	—	—	(7,087)	(5,938)
Net Long-Term Gains:
Institutional Class Shares	(20,948)	(126,608)	(14,375)	—	(83,694)	(46,706)

Total Distributions	(54,075)	(191,379)	(64,735)	(16,832)	(115,731)	(66,276)

Capital Share Transactions (1):
Shares Issued	448,802	564,637	654,824	278,046	293,300	507,036
Shares Issued in Lieu of Cash Distributions	48,701	160,500	52,208	15,192	95,251	60,107
Shares Redeemed	(663,241)*	(943,731)	(606,683)	(211,257)	(433,687)	(264,459)

Net Increase (Decrease) from Capital Share Transactions	(165,738)	(218,594)	100,349	81,981	(45,136)	302,684

Total Increase (Decrease) in Net Assets	458,028	(1,880,182)	1,043,452	586,629	(910,823)	619,204
Net Assets
Beginning of Period	1,508,260	3,388,442	2,344,990	547,329	1,458,152	838,948

End of Period	$1,966,288	$1,508,260	$3,388,442	$1,133,958	$547,329	$1,458,152

(1) Shares Issued and Redeemed:
Shares Issued	23,617	20,801	21,863	23,468	17,412	23,711
Shares Issued in Lieu of Cash Distributions	2,705	5,181	1,846	1,244	4,649	3,382
Shares Redeemed	(36,851)	(33,697)	(19,853)	(18,390)	(24,805)	(12,406)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,529)	(7,715)	3,856	6,322	(2,744)	14,687

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,281	$5,826	$10,896	$2,323	$3,451	$2,393

*	See Note M in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

178

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio				DFA One-Year Fixed Income Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,040	$42,186 $		24,655	$45,017	$102,695	$149,623
Net Realized Gain (Loss) on:
Investment Securities Sold	(25,567)	(64,050)		7,602	6,804	—	—
Futures	(873)	—		—	—	—	—
Foreign Currency Transactions	(297)	(1,282)		(348)	—	—	—
In-Kind Redemptions	—	1,902	*	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	981,322	(1,113,650)		426,503	30,261	(14,362)†	2,923 †
Futures	(4)	4		—	—	—	—
Translation of Foreign Currency Denominated Amounts	33	30		(1)	—	—	—
Change in Deferred Thailand Capital Gains Tax	(1,800)	1,150		(772)	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	988,854	(1,133,710)		457,639	82,082	88,333	152,546

Distributions From:
Net Investment Income:
Institutional Class Shares	(29,028)	(40,942)		(23,343)	(72,237)	(102,391)	(149,471)
Return of Capital	—	(204)		—	—	—	—
Net Short-Term Gains:
Institutional Class Shares	—	(1,827)		(1,657)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(5,265)		(1,602)	—	—	—

Total Distributions	(29,028)	(48,238)		(26,602)	(72,237)	(102,391)	(149,471)

Capital Share Transactions (1):
Shares Issued	935,028	940,532		857,837	2,452,200 **	1,593,555	2,045,675
Shares Issued in Lieu of Cash Distributions	27,561	47,045		25,903	70,060	100,257	146,025
Shares Redeemed	(622,906)	(479,569	)*	(307,447)	(1,456,910)	(1,714,911)	(1,383,749)

Net Increase (Decrease) from Capital Share Transactions	339,683	508,008		576,293	1,065,350	(21,099)	807,951

Total Increase (Decrease) in Net Assets	1,299,509	(673,940)		1,007,330	1,075,195	(35,157)	811,026
Net Assets
Beginning of Period	1,155,526	1,829,466		822,136	3,194,420	3,229,577	2,418,551

End of Period	$2,455,035	$1,155,526		$1,829,466	$4,269,615	$3,194,420	$3,229,577

(1) Shares Issued and Redeemed:
Shares Issued	84,048	59,236		46,855	234,250	156,545	200,504
Shares Issued in Lieu of Cash Distributions	2,073	3,094		1,454	6,837	9,865	14,346
Shares Redeemed	(54,153)	(31,680)		(16,331)	(141,838)	(168,625)	(135,669)

Net Increase (Decrease) from Shares Issued and Redeemed	31,968	30,650		31,978	99,249	(2,215)	79,181

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,664	$(45	) $	(11)	$3,329	$9,703	$545

*	See Note M in the Notes to Financial Statements.
**	Includes $42,141 in capital contributions related to the liquidation of The DFA One-Year Fixed Income Series. See Organization note within the Notes to Financial Statements.
†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

179

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio			DFA Selectively Hedged Global Fixed Income Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,183	$120,570	$71,628	$5,966	$5,310
Net Realized Gain (Loss) on:
Investment Securities Sold	25,365	—	—	384	84
Foreign Currency Transactions	25,954	—	—	(15,821)	(7,531)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,521)	(29,349)†	64,546 †	32,803	(28,840)
Translation of Foreign Currency Denominated Amounts	6,818	—	—	806	(472)

Net Increase (Decrease) in Net Assets Resulting from Operations	111,799	91,221	136,174	24,138	(31,449)

Distributions From:
Net Investment Income:
Institutional Class Shares	(137,717)	(99,225)	(78,938)	—	—
Return of Capital	—	—	—	—	(68)
Net Short-Term Gains:
Institutional Class Shares	—	(300)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(299)	—	—	—

Total Distributions	(137,717)	(99,824)	(78,938)	—	(68)

Capital Share Transactions (1):
Shares Issued	1,712,693 *	860,433	1,087,521	137,279	300,770
Shares Issued in Lieu of Cash Distributions	135,759	98,963	78,258	—	68
Shares Redeemed	(1,101,490)	(923,706)	(548,739)	(56,142)	(71,156)

Net Increase (Decrease) from Capital Share Transactions	746,962	35,690	617,040	81,137	229,682

Total Increase (Decrease) in Net Assets	721,044	27,087	674,276	105,275	198,165
Net Assets
Beginning of Period	3,124,985	3,097,898	2,423,622	198,165	—

End of Period	$3,846,029	$3,124,985	$3,097,898	$303,440	$198,165

(1) Shares Issued and Redeemed:
Shares Issued	166,814	83,111	105,633	14,290	29,751
Shares Issued in Lieu of Cash Distributions	13,402	9,614	7,641	—	7
Shares Redeemed	(107,449)	(89,218)	(53,359)	(6,214)	(7,505)

Net Increase (Decrease) from Shares Issued and Redeemed	72,767	3,507	59,915	8,076	22,253

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$35,357	$78,106	$206	$(262)	$4

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

*	Includes $3,286 in capital contributions related to the liquidation of The DFA Two-Year Global Fixed Income Series. See Organization note within the Notes to Financial Statements.
†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

180

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Five-Year Government Portfolio			DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$24,640	$30,580	$51,637	$75,449	$83,061	$87,390
Net Realized Gain (Loss) on:
Investment Securities Sold	27,247	2,704	—	19,184	(7,737)	(13,531)
Foreign Currency Transactions	—	—	—	49,631	(17,965)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	22,977	4,964	645	87,483	8,004	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	(3,992)	(14,921)	67,297

Net Increase (Decrease) in Net Assets Resulting from Operations	74,864	38,248	52,282	227,755	50,442	143,056

Distributions From:
Net Investment Income:
Institutional Class Shares	(25,750)	(38,626)	(49,378)	(61,945)	(96,473)	(60,967)
Return of Capital	—	—	—	—	(5,349)	—

Total Distributions	(25,750)	(38,626)	(49,378)	(61,945)	(101,822)	(60,967)

Capital Share Transactions (1):
Shares Issued	312,955	358,924	467,057	1,025,996	1,006,419	1,355,752
Shares Issued in Lieu of Cash Distributions	24,243	37,437	48,237	57,682	96,878	58,427
Shares Redeemed	(493,112)	(497,555)	(233,710)	(1,347,958)	(1,217,579)	(399,133)

Net Increase (Decrease) from Capital Share Transactions	(155,914)	(101,194)	281,584	(264,280)	(114,282)	1,015,046

Total Increase (Decrease) in Net Assets	(106,800)	(101,572)	284,488	(98,470)	(165,662)	1,097,135
Net Assets
Beginning of Period	1,115,037	1,216,609	932,121	3,319,257	3,484,919	2,387,784

End of Period	$1,008,237	$1,115,037	$1,216,609	$3,220,787	$3,319,257	$3,484,919

(1) Shares Issued and Redeemed:
Shares Issued	28,916	34,739	44,986	92,928	93,497	126,584
Shares Issued in Lieu of Cash Distributions	2,254	3,640	4,674	5,258	9,019	5,452
Shares Redeemed	(45,608)	(48,135)	(22,517)	(122,986)	(113,277)	(37,300)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,438)	(9,756)	27,143	(24,800)	(10,761)	94,736

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,029	$5,139	$13,185	$51,072	$1,377	$35,427

See accompanying Notes to Financial Statements.

181

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio			DFA Short-Term Extended Quality Portfolio	DFA Inflation-Protected Securities Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period March 4, 2009(a) to Oct. 31, 2009	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,735	$55,814	$51,217	$5,346	$6,445	$22,209	$4,228
Net Realized Gain (Loss) on Investment Securities Sold	6,168	6,370	99	287	(774)	416	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	71,964	(24,474)	43,651	11,089	77,881	(60,021)	11,920

Net Increase (Decrease) in Net Assets Resulting from Operations	133,867	37,710	94,967	16,722	83,552	(37,396)	16,148

Distributions From:
Net Investment Income:
Institutional Class Shares	(56,385)	(59,933)	(46,222)	(4,322)	(3,971)	(19,588)	(2,996)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(80)	—	—
Net Long-Term Gains:
Institutional Class Shares	(6,325)	(112)	(310)	—	(401)	—	—

Total Distributions	(62,710)	(60,045)	(46,532)	(4,322)	(4,452)	(19,588)	(2,996)

Capital Share Transactions (1):
Shares Issued	524,999	443,281	484,902	377,923	478,535	273,593	197,991
Shares Issued in Lieu of Cash Distributions	58,792	56,181	42,284	4,280	4,435	19,520	2,996
Shares Redeemed	(419,307)	(543,466)	(132,160)	(16,128)	(159,707)	(104,785)	(8,035)

Net Increase (Decrease) from Capital Share Transactions	164,484	(44,004)	395,026	366,075	323,263	188,328	192,952

Total Increase (Decrease) in Net Assets	235,641	(66,339)	443,461	378,475	402,363	131,344	206,104
Net Assets
Beginning of Period	1,248,514	1,314,853	871,392	—	371,747	240,403	34,299

End of Period	$1,484,155	$1,248,514	$1,314,853	$378,475	$774,110	$371,747	$240,403

(1) Shares Issued and Redeemed:
Shares Issued	42,884	37,222	42,833	36,989	46,497	25,237	19,382
Shares Issued in Lieu of Cash Distributions	4,837	4,761	3,751	414	459	1,803	298
Shares Redeemed	(34,207)	(45,743)	(11,629)	(1,558)	(15,790)	(9,793)	(786)

Net Increase (Decrease) from Shares Issued and Redeemed	13,514	(3,760)	34,955	35,845	31,166	17,247	18,894

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,734	$10,384	$14,503	$1,051	$6,361	$3,952	$1,299

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

182

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio			DFA California Short-Term Municipal Bond Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,579	$18,477	$25,609	$4,172	$3,606	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	—	—	—	23	(19)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	22,482	(3,435)	2,926	4,608	(1,259)	210

Net Increase (Decrease) in Net Assets Resulting from Operations	43,061	15,042	28,535	8,803	2,328	1,699

Distributions From:
Net Investment Income:
Institutional Class Shares	(20,942)	(18,834)	(24,969)	(4,257)	(3,577)	(1,116)

Total Distributions	(20,942)	(18,834)	(24,969)	(4,257)	(3,577)	(1,116)

Capital Share Transactions (1):
Shares Issued	617,393	411,057	452,239	124,576	152,527	143,647
Shares Issued in Lieu of Cash Distributions	20,381	18,360	24,353	4,153	3,453	1,060
Shares Redeemed	(483,552)	(382,133)	(229,674)	(103,416)	(102,799)	(16,307)

Net Increase (Decrease) from Capital Share Transactions	154,222	47,284	246,918	25,313	53,181	128,400

Total Increase (Decrease) in Net Assets	176,341	43,492	250,484	29,859	51,932	128,983
Net Assets
Beginning of Period	991,918	948,426	697,942	180,915	128,983	—

End of Period	$1,168,259	$991,918	$948,426	$210,774	$180,915	$128,983

(1) Shares Issued and Redeemed:
Shares Issued	60,500	40,917	45,158	12,194	15,158	14,330
Shares Issued in Lieu of Cash Distributions	2,002	1,829	2,434	407	344	106
Shares Redeemed	(47,480)	(38,066)	(22,928)	(10,148)	(10,222)	(1,624)

Net Increase (Decrease) from Shares Issued and Redeemed	15,022	4,680	24,664	2,453	5,280	12,812

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,807	$2,170	$2,527	$354	$439	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

183

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$28.57		$43.61		$41.24		$36.79		$34.59		$31.16

Income From Investment Operations
Net Investment Income (Loss)	0.67	(A)	0.72	(A)	0.80	(A)	0.71	(A)	0.60		0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	2.08		(14.96)		2.33		4.41		2.28		3.31

Total From Investment Operations	2.75		(14.24)		3.13		5.12		2.88		3.92

Less Distributions
Net Investment Income	(0.72)		(0.80)		(0.76)		(0.67)		(0.68)		(0.49)
Net Realized Gains	—		—		—		—		—		—

Total Distributions	(0.72)		(0.80)		(0.76)		(0.67)		(0.68)		(0.49)

Net Asset Value, End of Period	$30.60		$28.57		$43.61		$41.24		$36.79		$34.59

Total Return	10.08%		(33.14	)%(C)	7.66%		14.12%		8.41%		12.68%

Net Assets, End of Period (thousands)	$2,719,418		$2,544,038		$3,415,833		$2,868,811		$2,088,128		$1,440,869
Ratio of Expenses to Average Net Assets	0.15	%(D)	0.15	%(B)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.17	%(D)	0.15	%(B)(D)	0.15	%(D)	0.19	%(D)	0.30	%(D)	0.30	%(D)
Ratio of Net Investment Income to Average Net Assets	2.48%		2.05	%(B)	1.85%		1.85%		1.78%		1.92%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	Enhanced U.S. Large Company Portfolio
	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$6.47		$10.91		$10.95		$9.82		$9.35		$8.42

Income From Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.39	(A)	0.30	(A)	0.12	(A)	0.29		0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.61		(3.74)		0.45		1.19		0.37		0.94

Total From Investment Operations	0.66		(3.35)		0.75		1.31		0.66		1.03

Less Distributions
Net Investment Income	(0.59)		(0.36)		(0.36)		(0.18)		(0.19)		(0.10)
Net Realized Gains	(0.06)		(0.73)		(0.43)		—		—		—

Total Distributions	(0.65)		(1.09)		(0.79)		(0.18)		(0.19)		(0.10)

Net Asset Value, End of Period	$6.48		$6.47		$10.91		$10.95		$9.82		$9.35

Total Return	12.23%		(33.89	)%(C)	7.13%		13.52%		7.08%		12.28%

Net Assets, End of Period (thousands)	$165,231		$200,331		$337,050		$347,216		$313,543		$221,744
Ratio of Expenses to Average Net Assets	0.29	%**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	0.86%		4.74	%(B)	2.67%		1.19%		3.11%		0.95%
Portfolio Turnover Rate	46	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

184

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Large Cap Value Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$14.58	$24.44	$25.40	$21.93	$19.37	$16.14

Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.36	(A)	0.33	(A)	0.38	(A)	0.30	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.28	(8.83)	(0.43)	3.50	2.49	3.28

Total From Investment Operations	1.59	(8.47)	(0.10)	3.88	2.79	3.44
Less Distributions
Net Investment Income	(0.34)	(0.35)	(0.32)	(0.35)	(0.23)	(0.21)
Net Realized Gains	(0.02)	(1.04)	(0.54)	(0.06)	—	—

Total Distributions	(0.36)	(1.39)	(0.86)	(0.41)	(0.23)	(0.21)
Net Asset Value, End of Period	$15.81	$14.58	$24.44	$25.40	$21.93	$19.37

Total Return	11.76%	(36.63	)%(C)	(0.49)%	17.97%	14.49%	21.48%
Net Assets, End of Period (thousands)	$5,863,652	$5,330,448	$7,535,552	$6,410,086	$4,046,083	$2,630,361
Ratio of Expenses to Average Net Assets (D)	0.30%	0.28	%(B)	0.27%	0.28%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.26%	1.86	%(B)	1.28%	1.64%	1.48%	0.89%
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

185

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Targeted Value Portfolio- Institutional Class Shares	U.S. Targeted Value Portfolio- Class R1 Shares	U.S. Targeted Value Portfolio- Class R2 Shares
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Jan. 31, 2008(a) to Oct. 31, 2008	Year Ended Oct. 31, 2009	Period June 30, 2008(a) to Oct. 31, 2008

Net Asset Value, Beginning of Period	$10.84	$15.89	$18.69	$17.33	$17.09	$15.14	$7.43	$10.00	$7.83	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.18	(A)	0.20	(A)	0.21	(A)	0.32	0.86	0.08	(A)	0.09	(A)	0.07	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.88	(4.68)	(1.32)	2.84	1.59	2.88	0.59	(2.56)	0.63	(2.17)

Total From Investment Operations	1.00	(4.50)	(1.12)	3.05	1.91	3.74	0.67	(2.47)	0.70	(2.13)

Less Distributions
Net Investment Income	(0.14)	(0.15)	(0.20)	(0.25)	(0.23)	(0.90)	(0.12)	(0.10)	(0.11)	(0.04)
Net Realized Gains	—	(0.40)	(1.48)	(1.44)	(1.44)	(0.89)	—	—	—	—

Total Distributions	(0.14)	(0.55)	(1.68)	(1.69)	(1.67)	(1.79)	(0.12)	(0.10)	(0.11)	(0.04)

Net Asset Value, End of Period	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09	$7.98	$7.43	$8.42	$7.83

Total Return	9.47%	(29.27	)%(C)	(6.59)%	19.48%	12.17%	27.36%	9.36%	(24.96	)%(C)	9.23%	(21.40	)%(C)

Net Assets, End of Period (thousands)	$1,449,437	$855,448	$554,805	$215,338	$172,595	$159,325	$31,393	$25,599	$2,930	$1,715
Ratio of Expenses to Average Net Assets	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.52%	0.50	%(B)(E)	0.67%	0.66	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.52%	0.50	%(B)(E)	0.67%	0.66	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.19%	1.39	%(B)	1.12%	1.19%	1.91%	0.27%	1.12%	1.24	%(B)(E)	0.91%	1.35	%(B)(E)
Portfolio Turnover Rate	17%	20	%(C)	9	%(C)*	N/A	N/A	N/A	17%	20	%(C)	17%	20	%(C)

* For	the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

186

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$16.32		$26.49		$31.59		$28.74		$27.71		$23.26

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.29		0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	1.54		(7.86)		(2.72)		5.06		2.66		5.73

Total From Investment Operations	1.58		(7.68)		(2.42)		5.34		2.95		6.03

Less Distributions
Net Investment Income	(0.21)		(0.22)		(0.28)		(0.23)		(0.26)		(0.38)
Net Realized Gains	—		(2.27)		(2.40)		(2.26)		(1.66)		(1.20)

Total Distributions	(0.21)		(2.49)		(2.68)		(2.49)		(1.92)		(1.58)

Net Asset Value, End of Period	$17.69		$16.32		$26.49		$31.59		$28.74		$27.71

Total Return	9.97%		(31.80	)%(C)	(8.41)%		20.29%		11.32%		27.46%

Net Assets, End of Period (thousands)	$5,669,659		$5,503,945		$8,802,846		$8,738,278		$6,924,234		$5,795,166
Ratio of Expenses to Average Net Assets	0.54	%**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.27%		0.86	%(B)	0.98%		0.94%		1.04%		0.04%
Portfolio Turnover Rate	21	%*	N/A		N/A		N/A		N/A		N/A

* For	the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

187

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$7.81	$11.83	$11.50	$10.22	$10.00	$7.73	$11.77	$11.65	$10.24	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03	0.14	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	0.73	(4.03)	0.35	1.28	0.19	0.66	(4.04)	0.13	1.40	0.21

Total From Investment Operations	0.88	(3.86)	0.54	1.45	0.22	0.80	(3.87)	0.32	1.57	0.24
Less Distributions
Net Investment Income	(0.15)	(0.16)	(0.18)	(0.17)	—	(0.14)	(0.17)	(0.17)	(0.16)	—
Net Realized Gains	—	—	(0.03)	—	—	—	—	(0.03)	—	—

Total Distributions	(0.15)	(0.16)	(0.21)	(0.17)	—	(0.14)	(0.17)	(0.20)	(0.16)	—
Net Asset Value, End of Period	$8.54	$7.81	$11.83	$11.50	$10.22	$8.39	$7.73	$11.77	$11.65	$10.24

Total Return	11.64%	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)	10.66%	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)
Net Assets, End of Period (thousands)	$1,989,583	$1,320,562	$1,210,031	$652,270	$123,591	$3,804,325	$2,501,028	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.22%	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)	0.24%	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.22%	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)	0.24%	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.02%	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)	1.89%	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	7%	5	%(C)	10%	6%	0	%(C)	4%	8	%(C)	7%	5%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

188

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Vector Equity Portfolio	T.A. U.S. Core Equity 2 Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$7.48	$11.38	$11.79	$10.00	$6.31	$9.40	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.15	(A)	0.16	(A)	0.13	(A)	0.11	(A)	0.13	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.57	(3.89)	(0.25)	1.73	0.52	(3.12)	(0.62)

Total From Investment Operations	0.68	(3.74)	(0.09)	1.86	0.63	(2.99)	(0.60)
Less Distributions
Net Investment Income	(0.13)	(0.16)	(0.14)	(0.07)	(0.11)	(0.10)	—
Net Realized Gains	—	—	(0.18)	—	—	—	—

Total Distributions	(0.13)	(0.16)	(0.32)	(0.07)	(0.11)	(0.10)	—
Net Asset Value, End of Period	$8.03	$7.48	$11.38	$11.79	$6.83	$6.31	$9.40

Total Return	9.47%	(33.29	)%(C)	(0.87)%	18.65	%(C)	10.28%	(32.16	)%(C)	(6.00	)%(C)
Net Assets, End of Period (thousands)	$1,178,114	$850,623	$959,742	$403,312	$1,444,886	$585,165	$106,507
Ratio of Expenses to Average Net Assets	0.35%	0.34	%(B)	0.34%	0.36	%(B)(E)	0.28%	0.29	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.35%	0.34	%(B)	0.33%	0.39	%(B)(E)	0.28%	0.29	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.60%	1.66	%(B)	1.29%	1.24	%(B)(E)	1.82%	1.75	%(B)	2.09	%(B)(E)
Portfolio Turnover Rate	11%	11	%(C)	14%	24	%(C)	5%	9	%(C)	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

189

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio
	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$13.35		$20.64		$22.46		$20.75		$19.13		$16.52

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	1.65		(6.08)		(0.66)		2.84		1.75		2.67

Total From Investment Operations	1.71		(5.94)		(0.45)		3.01		1.90		2.72

Less Distributions
Net Investment Income	(0.17)		(0.17)		(0.21)		(0.13)		(0.13)		(0.10)
Net Realized Gains	—		(1.18)		(1.16)		(1.17)		(0.15)		—
Tax Return of Capital	—		—		—		—		—		(0.01)

Total Distributions	(0.17)		(1.35)		(1.37)		(1.30)		(0.28)		(0.11)

Net Asset Value, End of Period	$14.89		$13.35		$20.64		$22.46		$20.75		$19.13

Total Return	13.08%		(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%

Net Assets, End of Period (thousands)	$2,522,001		$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970
Ratio of Expenses to Average Net Assets	0.40	%**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)
Ratio of Net Investment Income to Average Net Assets	0.50%		0.86	%(B)	0.95%		0.82%		0.78%		0.22%
Portfolio Turnover Rate	17	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Micro Cap Portfolio
	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$9.19		$14.80		$16.83		$15.91		$15.06		$13.34

Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.54		(4.32)		(0.69)		2.04		1.43		1.93

Total From Investment Operations	0.57		(4.22)		(0.55)		2.14		1.50		2.12

Less Distributions
Net Investment Income	(0.19)		(0.13)		(0.13)		(0.08)		(0.06)		(0.22)
Net Realized Gains	—		(1.26)		(1.35)		(1.14)		(0.59)		(0.18)
Tax Return of Capital	—		—		—		—		—		—

Total Distributions	(0.19)		(1.39)		(1.48)		(1.22)		(0.65)		(0.40)

Net Asset Value, End of Period	$9.57		$9.19		$14.80		$16.83		$15.91		$15.06

Total Return	6.61%		(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%

Net Assets, End of Period (thousands)	$2,818,365		$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520
Ratio of Expenses to Average Net Assets	0.54	%**	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.38%		0.91	%(B)	0.89%		0.64%		0.48%		0.06%
Portfolio Turnover Rate	12	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

190

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80

Income From Investment Operations
Net Investment Income (Loss)	0.58	(A)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.62)	(9.28)	(5.64)	8.84	3.33	4.47

Total From Investment Operations	(0.04)	(8.64)	(5.02)	9.48	4.15	5.09

Less Distributions
Net Investment Income	(0.83)	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)
Net Realized Gains	—	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)

Total Distributions	(0.83)	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)

Net Asset Value, End of Period	$15.29	$16.16	$27.20	$33.80	$25.75	$23.02

Total Return	0.98%	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%

Net Assets, End of Period (thousands)	$2,018,559	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898
Ratio of Expenses to Average Net Assets	0.36%	0.33	%(B)	0.33%	0.33%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	4.54%	3.01	%(B)	1.99%	2.25%	3.11%	3.61%
Portfolio Turnover Rate	2%	13	%(C)	17%	10%	3%	6%

Large Cap International Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65

Income From Investment Operations
Net Investment Income (Loss)	0.48	(A)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	3.16	(12.06)	3.57	4.68	1.72	2.86

Total From Investment Operations	3.64	(11.38)	4.25	5.23	2.16	3.17

Less Distributions
Net Investment Income	(0.43)	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)
Net Realized Gains	—	(0.35)	—	—	—	—

Total Distributions	(0.43)	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)

Net Asset Value, End of Period	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31

Total Return	25.20%	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%

Net Assets, End of Period (thousands)	$1,364,351	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883
Ratio of Expenses to Average Net Assets	0.32%	0.29	%(B)	0.29%	0.29%	0.37%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.14%	3.18	%(B)	2.62%	2.56%	2.41%	2.07%
Portfolio Turnover Rate	12%	12	%(C)	5%	4%	4%	1%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

191

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Year Ended Oct. 31, 2009	Period March 6, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$7.46	$14.35	$12.82	$10.07	$10.00	$5.85	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.37	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.16	(A)	0.15	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.32	(6.76)	1.54	2.71	0.03	2.27	(4.15)

Total From Investment Operations	2.55	(6.39)	1.89	2.99	0.07	2.43	(4.00)
Less Distributions
Net Investment Income	(0.22)	(0.35)	(0.32)	(0.24)	—	(0.15)	(0.15)
Net Realized Gains	—	(0.15)	(0.04)	—	—	—	—

Total Distributions	(0.22)	(0.50)	(0.36)	(0.24)	—	(0.15)	(0.15)
Net Asset Value, End of Period	$9.79	$7.46	$14.35	$12.82	$10.07	$8.13	$5.85

Total Return	34.81%	(45.76	)%(C)	14.83%	30.06%	0.70	%(C)	42.13%	(40.61	)%(C)
Net Assets, End of Period (thousands)	$3,699,842	$1,981,049	$2,342,187	$851,077	$121,249	$668,728	$228,318
Ratio of Expenses to Average Net Assets	0.41%	0.41	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.54%	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41%	0.41	%(B)	0.41%	0.46%	0.90	%(B)(E)	0.51%	0.85	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.84%	3.39	%(B)	2.49%	2.35%	1.89	%(B)(E)	2.38%	3.27	%(B)(E)
Portfolio Turnover Rate	5%	4	%(C)	4%	2%	0	%(C)	5%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

192

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Small Company Portfolio	Japanese Small Company Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80

Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.22	(A)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	3.91	(9.55)	2.07	4.02	2.38	3.24	2.39	(4.78)	(0.52)	(0.73)	4.00	3.16

Total From Investment Operations	4.19	(9.11)	2.50	4.38	2.69	3.46	2.61	(4.49)	(0.25)	(0.51)	4.16	3.38
Less Distributions
Net Investment Income	(0.27)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)
Net Realized Gains	—	(1.17)	(0.67)	(0.78)	(0.33)	—	—	—	—	—	—	—

Total Distributions	(0.27)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)
Net Asset Value, End of Period	$13.99	$10.07	$20.80	$19.43	$16.19	$14.12	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99

Total Return	42.34%	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%	22.08%	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%
Net Assets, End of Period (thousands)	$4,269,864	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$114,058	$133,373	$199,080	$168,957	$169,995	$65,879
Ratio of Expenses to Average Net Assets (D)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.59%	0.58	%(B)	0.56%	0.61%	0.68%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.59%	0.58	%(B)	0.56%	0.58%	0.68%	0.79%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.90	%(B)	2.03%	2.04%	2.05%	1.82%	1.68%	2.18	%(B)	1.51%	1.19%	1.03%	1.01%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

193

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26

Income From Investment Operations
Net Investment Income (Loss)	0.50	(A)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50	0.55	(A)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	8.95	(17.04)	8.43	4.92	0.54	2.58	5.44	(15.84)	(0.08)	9.61	2.15	4.87

Total From Investment Operations	9.45	(16.21)	9.22	5.56	1.24	3.08	5.99	(15.07)	0.70	10.22	2.79	5.35
Less Distributions
Net Investment Income	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.43)	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)
Net Realized Gains	—	—	—	—	—	—	—	(1.22)	(1.35)	(1.22)	(1.02)	—
Return of Capital	—	—	—	—	—	—	—	(0.01)	—	—	—	—

Total Distributions	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.43)	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)
Net Asset Value, End of Period	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47

Total Return	84.11%	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%	42.81%	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%
Net Assets, End of Period (thousands)	$101,853	$64,044	$146,307	$71,537	$38,927	$26,735	$27,863	$25,883	$37,139	$31,808	$20,578	$15,816
Ratio of Expenses to Average Net Assets(D)	0.65%	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.61%	0.59	%(B)	0.59%	0.60%	0.70%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.65%	0.61	%(B)	0.59%	0.64%	0.86%	0.96%	0.70%	0.65	%(B)	0.62%	0.67%	0.89%	1.04%
Ratio of Net Investment Income to Average Net Assets	3.53%	3.85	%(B)	3.13%	3.68%	3.89%	3.29%	3.62%	3.41	%(B)	2.28%	2.20%	2.70%	2.21%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

194

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$10.73	$22.95	$20.47	$15.78	$14.12	$12.60	$4.18	$9.35	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.52	(A)	0.40	(A)	0.31	(A)	0.21	0.17	0.26	(A)	0.34	(A)	0.23	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	4.29	(11.32)	3.00	6.28	2.28	3.64	0.91	(5.08)	(0.76)

Total From Investment Operations	4.57	(10.80)	3.40	6.59	2.49	3.81	1.17	(4.74)	(0.53)

Less Distributions
Net Investment Income	(0.28)	(0.45)	(0.38)	(0.34)	(0.30)	(0.50)	(0.11)	(0.43)	(0.12)
Net Realized Gains	—	(0.96)	(0.54)	(1.56)	(0.53)	(1.79)	—	—	—
Return of Capital	—	(0.01)	—	—	—	—	—	—	—

Total Distributions	(0.28)	(1.42)	(0.92)	(1.90)	(0.83)	(2.29)	(0.11)	(0.43)	(0.12)

Net Asset Value, End of Period	$15.02	$10.73	$22.95	$20.47	$15.78	$14.12	$5.24	$4.18	$9.35

Total Return	43.12%	(49.89	)%(C)	16.99%	46.33%	18.42%	35.91%	29.25%	(52.85	)%(C)	(5.38)	%(C)

Net Assets, End of Period (thousands)	$110,926	$93,988	$170,909	$90,261	$52,061	$33,839	$742,329	$394,480	$336,840
Ratio of Expenses to Average Net Assets	0.62	%(D)	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.43%	0.44	%(B)	0.48	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.61	%(D)	0.59	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.43%	0.44	%(B)	0.48	%(B)(E)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.39%	3.04	%(B)	1.70%	1.78%	1.77%	1.56%	6.40%	5.20	%(B)	3.50	%(B)(E)
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A	5%	1	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

195

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio
Year Ended Oct. 31, 2009	Period June 4, 2008(a) to Oct. 31, 2008	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$6.04	$10.00	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52

Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	—	(A)	0.26	(A)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	0.62	(3.96)	4.14	(9.60)	1.66	4.95	2.77	3.85

Total From Investment Operations	0.81	(3.96)	4.40	(9.08)	2.12	5.31	3.17	4.08

Less Distributions
Net Investment Income	(0.10)	—	(0.24)	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)
Net Realized Gains	—	—	(0.06)	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)

Total Distributions	(0.10)	—	(0.30)	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)

Net Asset Value, End of Period	$6.75	$6.04	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16

Total Return	13.81%	(39.60	)%(C)	41.42%	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%

Net Assets, End of Period (thousands)	$432,502	$90,672	$6,859,957	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523
Ratio of Expenses to Average Net Assets	0.47	%(D)	0.54	%(B)(D)(E)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.79	%(D)	0.86	%(B)(D)(E)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Net Investment Income to Average Net Assets	3.40%	(0.04	)%(B)(E)	2.19%	3.22	%(B)	2.03%	1.85%	2.44%	1.63%
Portfolio Turnover Rate	N/A	N/A	22%	16	%(C)	18%	14%	13%	10%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

196

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Vector Equity Portfolio	Emerging Markets Portfolio
Year Ended Oct. 31, 2009	Period August 14, 2008(a) to Oct. 31, 2008	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$6.74	$10.00	$17.05	$35.23	$25.40	$19.89	$15.61	$11.87

Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.06	(A)	0.42	(A)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.46	(3.32)	8.42	(16.85)	9.88	5.61	4.13	3.80

Total From Investment Operations	2.63	(3.26)	8.84	(16.15)	10.52	6.09	4.71	4.07

Less Distributions
Net Investment Income	(0.15)	—	(0.41)	(0.69)	(0.53)	(0.58)	(0.43)	(0.33)
Net Realized Gains	—	—	(0.25)	(1.34)	(0.16)	—	—	—

Total Distributions	(0.15)	—	(0.66)	(2.03)	(0.69)	(0.58)	(0.43)	(0.33)

Net Asset Value, End of Period	$9.22	$6.74	$25.23	$17.05	$35.23	$25.40	$19.89	$15.61

Total Return	39.52%	(32.60	)%(C)	53.39%	(48.37	)%(C)	42.08%	31.31%	30.65%	34.95%

Net Assets, End of Period (thousands)	$262,544	$66,774	$1,966,288	$1,508,260	$3,388,442	$2,344,990	$1,805,186	$1,131,778
Ratio of Expenses to Average Net Assets	0.60%	0.60	%(B)(E)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59%	1.15	%(B)(E)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets.	2.31%	3.01	%(B)(E)	2.15%	2.59	%(B)	2.12%	2.13%	3.28%	2.20%
Portfolio Turnover Rate	8%	0	%(C)	N/A	N/A	N/A	N/A	N/A	N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

197

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$9.33		$23.74		$17.96		$13.37		$11.44		$8.74

Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	8.14		(12.95)		6.86		4.86		2.37		2.85

Total From Investment Operations	8.40		(12.51)		7.17		5.16		2.64		2.96

Less Distributions
Net Investment Income	(0.28)		(0.41)		(0.26)		(0.26)		(0.22)		(0.19)
Net Realized Gains	—		(1.49)		(1.13)		(0.31)		(0.49)		(0.07)

Total Distributions	(0.28)		(1.90)		(1.39)		(0.57)		(0.71)		(0.26)

Net Asset Value, End of Period	$17.45		$9.33		$23.74		$17.96		$13.37		$11.44

Total Return	91.35%		(57.00	)%(C)	42.58%		39.95%		24.27%		34.55%

Net Assets, End of Period (thousands)	$1,133,958		$547,329		$1,458,152		$838,948		$482,378		$190,028
Ratio of Expenses to Average Net Assets	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Net Investment Income to Average Net Assets	2.05%		2.61	%(B)	1.48%		1.92%		2.21%		1.41%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

			Emerging Markets Core Equity Portfolio
			Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Period April 5, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period			$9.88		$21.20		$15.13		$11.54		$10.00

Income From Investment Operations
Net Investment Income (Loss)			0.25	(A)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)			6.56		(11.27)		6.10		3.54		1.51

Total From Investment Operations			6.81		(10.84)		6.45		3.81		1.61

Less Distributions
Net Investment Income			(0.20)		(0.40)		(0.32)		(0.22)		(0.07)
Net Realized Gains			—		(0.08)		(0.06)		—		—

Total Distributions			(0.20)		(0.48)		(0.38)		(0.22)		(0.07)

Net Asset Value, End of Period			$16.49		$9.88		$21.20		$15.13		$11.54

Total Return			69.47%		(51.93	)%(C)	43.20%		33.39%		16.12	%(C)

Net Assets, End of Period (thousands)			$2,455,035		$1,155,526		$1,829,466		$822,136		$218,563
Ratio of Expenses to Average Net Assets			0.67%		0.65	%(B)	0.65%		0.74%		1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)			0.67%		0.65	%(B)	0.65%		0.72%		1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets			2.03%		2.62	%(B)	1.87%		2.02%		1.79	%(B)(E)
Portfolio Turnover Rate			6%		3	%(C)	2%		6%		2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

198

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$10.17		$10.21		$10.20		$10.14		$10.20		$10.30

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.31	(A)	0.51	(A)	0.40	(A)	0.28		0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.25		(0.04)		0.01		0.06		(0.05)		(0.10)

Total From Investment Operations	0.38		0.27		0.52		0.46		0.23		0.15

Less Distributions
Net Investment Income	(0.22)		(0.31)		(0.51)		(0.40)		(0.29)		(0.25)
Net Realized Gains	—		—		—		—		—		—

Total Distributions	(0.22)		(0.31)		(0.51)		(0.40)		(0.29)		(0.25)

Net Asset Value, End of Period	$10.33		$10.17		$10.21		$10.20		$10.14		$10.20

Total Return	3.80%		2.68	%(C)	5.20%		4.58%		2.24%		1.08%

Net Assets, End of Period (thousands)	$4,269,615		$3,194,420		$3,229,577		$2,418,551		$1,953,884		$1,738,574
Ratio of Expenses to Average Net Assets	0.20	%**	0.18	%(B)(D)	0.18	%(D)	0.18	%(D)	0.19	%(D)	0.20	%(D)
Ratio of Net Investment Income to Average Net Assets	1.26%		3.30	%(B)	4.96%		3.89%		2.78%		1.40%
Portfolio Turnover Rate	2	%*	N/A		N/A		N/A		N/A		N/A

	DFA Two-Year Global Fixed Income Portfolio
	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$10.36		$10.39		$10.17		$9.88		$9.92		$10.08

Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.39	(A)	0.27	(A)	0.07	(A)	0.31		0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.18		(0.09)		0.24		0.36		(0.14)		(0.14)

Total From Investment Operations	0.37		0.30		0.51		0.43		0.17		0.11

Less Distributions
Net Investment Income	(0.46)		(0.33)		(0.29)		(0.14)		(0.21)		(0.27)
Net Realized Gains	—		—		—		—		—		—

Total Distributions	(0.46)		(0.33)		(0.29)		(0.14)		(0.21)		(0.27)

Net Asset Value, End of Period	$10.27		$10.36		$10.39		$10.17		$9.88		$9.92

Total Return	3.71%		2.93	%(C)	5.06%		4.41%		1.77%		1.08%

Net Assets, End of Period (thousands)	$3,846,029		$3,124,985		$3,097,898		$2,423,622		$1,992,869		$1,674,972
Ratio of Expenses to Average Net Assets	0.20	%**	0.18	%(B)(D)	0.18	%(D)	0.19	%(D)	0.21	%(D)	0.23	%(D)
Ratio of Net Investment Income to Average Net Assets	1.89%		4.12	%(B)	2.59%		0.72%		3.25%		1.35%
Portfolio Turnover Rate	1	%*	N/A		N/A		N/A		N/A		N/A

*	For the period October 23, 2009 through October 31, 2009. Effective October 23, 2009, the Portfolios directly invest in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolios and for the period November 1, 2008 through October 22, 2009, its respective pro-rata shares of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

199

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio
Year Ended Oct. 31, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$8.91	$10.00	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11

Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.33	(A)	0.26	(A)	0.26	(A)	0.50	(A)	0.46	(A)	0.35	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.83	(1.39)	0.49	0.07	0.01	(0.02)	(0.24)	(0.01)

Total From Investment Operations	1.09	(1.06)	0.75	0.33	0.51	0.44	0.11	0.32

Less Distributions
Net Investment Income	—	—	(0.27)	(0.33)	(0.50)	(0.42)	(0.34)	(0.41)
Net Realized Gains	—	—	—	—	—	—	—	(0.38)
Return of Capital	—	(0.03)	—	—	—	—	—	—

Total Distributions	—	(0.03)	(0.27)	(0.33)	(0.50)	(0.42)	(0.34)	(0.79)

Net Asset Value, End of Period	$10.00	$8.91	$10.92	$10.44	$10.44	$10.43	$10.41	$10.64

Total Return	12.23%	(10.67	)%(C)	7.27%	3.25	%(C)	4.98%	4.36%	1.02%	3.02%

Net Assets, End of Period (thousands)	$303,440	$198,165	$1,008,237	$1,115,037	$1,216,609	$932,121	$748,847	$542,634
Ratio of Expenses to Average Net Assets	0.24%	0.24	%(B)(E)	0.25%	0.23	%(B)	0.23%	0.23%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.81%	4.32	%(B)(E)	2.44%	2.77	%(B)	4.81%	4.45%	3.47%	3.21%
Portfolio Turnover Rate	28%	21	%(C)	72%	79	%(C)	0%	86%	36%	45%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

200

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92

Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.25	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.55	(0.10)	0.20	0.12	(0.11)	0.06

Total From Investment Operations	0.82	0.15	0.52	0.40	0.23	0.32

Less Distributions
Net Investment Income	(0.23)	(0.30)	(0.21)	(0.33)	(0.25)	(0.32)
Net Realized Gains	—	—	—	—	—	(0.42)
Return of Capital	—	(0.01)	—	(0.02)	—	—

Total Distributions	(0.23)	(0.31)	(0.21)	(0.35)	(0.25)	(0.74)

Net Asset Value, End of Period	$11.27	$10.68	$10.84	$10.53	$10.48	$10.50

Total Return	7.74%	1.40	%(C)	5.00%	3.89%	2.15%	3.04%

Net Assets, End of Period (thousands)	$3,220,787	$3,319,257	$3,484,919	$2,387,784	$1,699,793	$1,205,578
Ratio of Expenses to Average Net Assets	0.30%	0.28	%(B)	0.28%	0.29%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.53	%(B)	3.01%	2.72%	3.22%	3.12%
Portfolio Turnover Rate	70%	55	%(C)	108%	92%	69%	90%

DFA Intermediate Government Fixed Income Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14

Income From Investment Operations
Net Investment Income (Loss)	0.51	(A)	0.49	(A)	0.54	(A)	0.53	(A)	0.52	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	0.72	(0.17)	0.35	0.05	(0.29)	(0.05)

Total From Investment Operations	1.23	0.32	0.89	0.58	0.23	0.50

Less Distributions
Net Investment Income	(0.52)	(0.52)	(0.51)	(0.49)	(0.53)	(0.56)
Net Realized Gains	(0.06)	—	—	(0.06)	(0.04)	(0.29)
Return of Capital	—	—	—	—	—	—

Total Distributions	(0.58)	(0.52)	(0.51)	(0.55)	(0.57)	(0.85)

Net Asset Value, End of Period	$12.31	$11.66	$11.86	$11.48	$11.45	$11.79

Total Return	10.71%	2.73	%(C)	8.06%	5.31%	1.87%	4.21%

Net Assets, End of Period (thousands)	$1,484,155	$1,248,514	$1,314,853	$871,392	$463,538	$373,108
Ratio of Expenses to Average Net Assets	0.15%	0.13	%(B)	0.13%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.18%	4.44	%(B)	4.72%	4.72%	4.61%	4.72%
Portfolio Turnover Rate	8%	14	%(C)	0%	3%	16%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

201

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Short-Term Extended Quality Portfolio	DFA Inflation-Protected Securities Portfolio
Period March 4, 2009(a) to Oct. 31, 2009	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Sept. 18, 2006(a) to Nov. 30, 2006

Net Asset Value, Beginning of Period	$10.00	$9.41	$10.80	$10.19	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.12	(A)	0.70	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.50	1.53	(1.48)	0.50	0.17

Total From Investment Operations	0.74	1.65	(0.78)	0.95	0.19

Less Distributions
Net Investment Income	(0.18)	(0.10)	(0.61)	(0.34)	—
Net Realized Gains	—	(0.01)	—	—	—

Total Distributions	(0.18)	(0.11)	(0.61)	(0.34)	—

Net Asset Value, End of Period	$10.56	$10.95	$9.41	$10.80	$10.19

Total Return	7.49	%(C)	17.70%	(7.90	)%(C)	9.59%	1.90	%(C)

Net Assets, End of Period (thousands)	$378,475	$774,110	$371,747	$240,403	$34,299
Ratio of Expenses to Average Net Assets	0.22	%(B)(E)	0.16%	0.15	%(B)	0.20%	0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)(E)	0.16%	0.14	%(B)	0.21%	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)(E)	1.20%	7.01	%(B)	4.58%	0.94	%(B)(E)
Portfolio Turnover Rate	2	%(C)	6%	3	%(C)	0%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

202

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007

Net Asset Value, Beginning of Period	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$10.00	$10.07	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.19	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.22	(A)	0.21	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.23	(0.03)	0.02	0.02	(0.11)	(0.04)	0.27	(0.06)	0.02

Total From Investment Operations	0.43	0.16	0.33	0.30	0.11	0.13	0.49	0.15	0.22

Less Distributions
Net Investment Income	(0.21)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.23)	(0.22)	(0.15)

Total Distributions	(0.21)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.23)	(0.22)	(0.15)

Net Asset Value, End of Period	$10.24	$10.02	$10.05	$10.02	$9.99	$10.09	$10.26	$10.00	$10.07

Total Return	4.32%	1.63	%(C)	3.38%	3.01%	1.11%	1.27%	4.91%	1.45	%(C)	2.23	%(C)

Net Assets, End of Period (thousands)	$1,168,259	$991,918	$948,426	$697,942	$511,543	$381,709	$210,774	$180,915	$128,983
Ratio of Expenses to Average Net Assets	0.25%	0.23	%(B)	0.23%	0.26%	0.30%	0.30%	0.26%	0.27	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.25%	0.23	%(B)	0.23%	0.24%	0.29%	0.33%	0.26%	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.99%	2.04	%(B)	3.07%	2.77%	2.22%	1.73%	2.17%	2.27	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	0%	1	%(C)	0%	0%	2%	6%	4%	17	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

203

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which thirty-seven (the “Portfolios”) are included in this report and the remaining twenty are presented in separate reports.

Of the Portfolios, ten invest in one or more series of The DFA Investment Trust Company, and the DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc.

Feeder Funds	Master Funds	Percentage Ownership at 10/31/09
U.S. Large Company Portfolio	The U.S. Large Company Series	78%
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	78%
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	15%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	4%
Continental Small Company Portfolio	The Continental Small Company Series	7%
Emerging Markets Portfolio	The Emerging Markets Series	93%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

Fund of Funds
International Small Company Portfolio	The Japanese Small Company Series	90%
	The Asia Pacific Small Company Series	85%
	The United Kingdom Small Company Series	96%
	The Continental Small Company Series	93%
	The Canadian Small Company Series	100%
DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	11%
	DFA International Real Estate Securities Portfolio	28%

Each feeder fund and fund of funds (collectively, “Feeder Funds) invests primarily in a corresponding master fund(s) (”Master Fund“) as indicated. The DFA Global Real Estate Securities Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Prior to October 23, 2009, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invested substantially all of their assets in respective shares of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. At the close of business on October 23, 2009, the Portfolios received their pro-rata share of cash and securities from the respective Series in a complete liquidation of their

204

interest in the Series. Effective October 23, 2009, the Portfolios invest directly in securities rather than through the Series and maintain the same investment objectives.

Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, had not commenced operations as of October 31, 2009. Class R1 and Class R2 Shares of each Portfolio have 100,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the “Domestic Equity Portfolios”) and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures

205

adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio are valued at their respective daily net asset value. The Feeder Funds’ investments reflect proportionate interest in the net assets of their corresponding Master Fund.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—      Level 1 – quoted prices in active markets for identical securities

—      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—      Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

206

A summary of inputs used to value the Portfolios’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio, the International Equity Portfolios, the DFA Two-Year Global Fixed Income Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the Enhanced U.S. Large Company Portfolio, the DFA Two-Year Global Fixed Income Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses or Other Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method.

207

Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

Prior to June 4, 2009 and October 16, 2009, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, respectively, recognized their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective investments in the DFA One-Year Fixed Income Series and DFA Two-Year Global Fixed Income Series which were treated as partnerships in accordance with both U.S. federal income tax regulations and accounting principles generally accepted in the United States of America. Effective June 4, 2009 and October 16, 2009, The DFA One-Year Fixed Income Series’ and The DFA Two-Year Global Fixed Income Series’, respectively, partnership status ceased and each became a corporate master fund in a RIC/RIC master-feeder structure. The Portfolios became the feeders of these Funds. On October 23, 2009, both the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio liquidated their investment in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively. Effective October 24, 2009, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invest directly in securities rather than through the Series and maintain the same investment objective. See Federal Income Taxes note for more information regarding these transactions.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio’s investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the year ended , October 31, 2009, the Portfolios’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.05%

208

U.S. Targeted Value Portfolio	0.10%
U.S. Small Cap Value Portfolio*	0.20%
U.S. Core Equity 1 Portfolio	0.17%
U.S. Core Equity 2 Portfolio	0.20%
U.S. Vector Equity Portfolio	0.30%
T.A. U.S. Core Equity 2 Portfolio	0.22%
U.S. Small Cap Portfolio*	0.03%
U.S. Micro Cap Portfolio*	0.10%
DFA Real Estate Securities Portfolio	0.30%
Large Cap International Portfolio	0.25%
International Core Equity Portfolio	0.35%
T.A. World ex U.S. Core Equity Portfolio	0.40%
DFA International Real Estate Securities Portfolio	0.35%
DFA Global Real Estate Securities Portfolio	0.35%
DFA International Small Cap Value Portfolio	0.65%
International Vector Equity Portfolio	0.45%
Emerging Markets Core Equity Portfolio	0.55%
DFA One-Year Fixed Income Portfolio**	0.05%
DFA Two-Year Global Fixed Income Portfolio**	0.05%
DFA Selectively Hedged Global Fixed Income Portfolio	0.15%
DFA Five-Year Government Portfolio	0.20%
DFA Five-Year Global Fixed Income Portfolio	0.25%
DFA Intermediate Government Fixed Income Portfolio	0.10%
DFA Short-Term Extended Quality Portfolio	0.20%
DFA Inflation-Protected Securities Portfolio	0.10%
DFA Short-Term Municipal Bond Portfolio	0.20%

For the year ended October 31, 2009, the Feeder Funds’ and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%
Enhanced U.S. Large Company Portfolio*	0.15%
U.S. Large Cap Value Portfolio	0.15%
U.S. Targeted Value Portfolio	0.25%
U.S. Small Cap Value Portfolio*	0.30%
U.S. Small Cap Portfolio*	0.32%
U.S. Micro Cap Portfolio*	0.40%
International Small Company Portfolio	0.40%
Japanese Small Company Portfolio	0.40%
Asia Pacific Small Company Portfolio	0.40%
United Kingdom Small Company Portfolio	0.40%
Continental Small Company Portfolio	0.40%
Emerging Markets Portfolio	0.40%
Emerging Markets Small Cap Portfolio	0.45%
DFA One-Year Fixed Income Portfolio**	0.10%
DFA Two-Year Global Fixed Income Portfolio**	0.10%

209

* Effective February 28, 2009, the Portfolio no longer invests substantially all of its assets in its respective Series. Instead, the Portfolio’s assets are managed directly in accordance with the Portfolio’s investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolio, and Dimensional, which previously was the manager of the Series’ assets. The investment advisory fee paid by the Portfolio is identical to the advisory fee that was charged to the Series.

** Effective October 23, 2009, the Portfolio no longer invests substantially all of its assets in its respective Series. Instead, the Portfolio’s assets are managed directly in accordance with the Portfolio’s investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolio, and Dimensional, which previously was the manager of the Series’ assets. The investment advisory fee paid by the Portfolio is identical to the advisory fee that was charged to the Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2009, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	—	$617
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	—	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	$135	—
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	—
Asia Pacific Small Company Portfolio (4)	0.47%	4	25
United Kingdom Small Company Portfolio (4)	0.47%	—	52
Continental Small Company Portfolio (4)	0.47%	11	—
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (6)	0.55%	—	794
International Vector Equity Portfolio (5)	0.60%	17	28
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	—
DFA Short-Term Extended Quality Portfolio (2)	0.22%	—	87
DFA Inflation-Protected Securities Portfolio (5)	0.20%	—	—
DFA Short-Term Municipal Bond Portfolio (7)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	—	—

Class R1 Shares
U.S. Targeted Value Portfolio (8)	0.62%	—	—

210

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery

Class R2 Shares
U.S. Targeted Value Portfolio (9)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio’s advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio’s average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses

211

previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its administration fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its administration fee to the extent necessary to limit the total administration fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the administration fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio’s average net assets on an annualized basis.

(7) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(8) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(9) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

212

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$ 67
Enhanced U.S. Large Company Portfolio	5
U.S. Large Cap Value Portfolio	143
U.S. Targeted Value Portfolio	32
U.S. Small Cap Value Portfolio	141
U.S. Core Equity 1 Portfolio	45
U.S. Core Equity 2 Portfolio	83
U.S. Vector Equity Portfolio	26
T.A. U.S. Core Equity 2 Portfolio	31
U.S. Small Cap Portfolio	60
U.S. Micro Cap Portfolio	72
DFA Real Estate Securities Portfolio	44
Large Cap International Portfolio	33
International Core Equity Portfolio	78
T.A. World ex U.S. Core Equity Portfolio	14
International Small Company Portfolio	96
Japanese Small Company Portfolio	3
Asia Pacific Small Company Portfolio	2
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	14
DFA Global Real Estate Securities Portfolio	6
DFA International Small Cap Value Portfolio	154
International Vector Equity Portfolio	5
Emerging Markets Portfolio	45
Emerging Markets Small Cap Portfolio	22
Emerging Markets Core Equity Portfolio	51
DFA One-Year Fixed Income Portfolio	196
DFA Two-Year Global Fixed Income Portfolio	182
DFA Selectively Hedged Global Fixed Income Portfolio	6
DFA Five-Year Government Portfolio	29
DFA Five-Year Global Fixed Income Portfolio	87
DFA Intermediate Government Fixed Income Portfolio	38
DFA Short-Term Extended Quality Portfolio	6
DFA Inflation-Protected Securities Portfolio	15
DFA Short-Term Municipal Bond Portfolio	29
DFA California Short-Term Municipal Bond Portfolio	5

213

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio*	$ 17,221	$ 27,607	$ 83,078	$ 27,487
U.S. Targeted Value Portfolio	—	—	651,247	191,035
U.S. Small Cap Value Portfolio*	—	—	1,103,537	1,218,825
U.S. Core Equity 1 Portfolio	—	—	586,197	112,979
U.S. Core Equity 2 Portfolio	—	—	1,096,280	112,471
U.S. Vector Equity Portfolio	—	—	336,346	98,773
T.A. U.S. Core Equity 2 Portfolio	—	—	752,211	56,631
U.S. Small Cap Portfolio*	—	—	499,660	383,415
U.S. Micro Cap Portfolio*	—	—	330,753	408,096
DFA Real Estate Securities Portfolio	—	—	348,104	34,556
Large Cap International Portfolio	—	—	139,779	187,901
International Core Equity Portfolio	—	—	1,054,265	123,079
T.A. World ex U.S. Core Equity Portfolio	—	—	280,810	24,082
DFA International Real Estate Securities Portfolio	—	—	260,673	23,908
DFA International Small Cap Value Portfolio	—	—	1,540,691	1,178,091
International Vector Equity Portfolio	—	—	143,899	13,463
Emerging Markets Core Equity Portfolio	—	—	468,871	108,517
DFA One-Year Fixed Income Portfolio**	47,152	21,008	30,615	30,326
DFA Two-Year Global Fixed Income Portfolio**	24,906	22,829	60,081	20,035
DFA Selectively Hedged Global Fixed Income Portfolio	62,928	17,676	265,145	35,804
DFA Five-Year Government Portfolio	720,934	842,124	—	—
DFA Five-Year Global Fixed Income Portfolio	586,954	972,316	1,525,274	1,181,228
DFA Intermediate Government Fixed Income Portfolio	264,518	102,492	—	—
DFA Short-Term Extended Quality Portfolio	19,968	—	345,149	4,257
DFA Inflation-Protected Securities Portfolio	353,068	31,714	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	658,802	—
DFA California Short-Term Municipal Bond Portfolio	—	—	116,165	7,876

*	For the period February 28, 2009 through October 31, 2009, during which the Portfolio invested directly in securities.

**	For the period October 23, 2009 through October 31, 2009, during which the Portfolio invested directly in securities.

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities

214

considered to be “passive foreign investment companies”, non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Large Company Portfolio	$ (1,323)	$ (5)	$ 1,328
Enhanced U.S. Large Company Portfolio	(58,767)	1,300	57,467
U.S. Large Cap Value Portfolio	(61)	(908)	969
U.S. Targeted Value Portfolio	(43)	(11)	54
U.S. Small Cap Value Portfolio	(200,882)	24,540	176,342
U.S. Core Equity 1 Portfolio	—	(15)	15
U.S. Core Equity 2 Portfolio	(178)	128	50
U.S. Vector Equity Portfolio	—	(21)	21
T.A. U.S. Core Equity 2 Portfolio	—	(8)	8
U.S. Small Cap Portfolio	(47,334)	11,620	35,714
U.S. Micro Cap Portfolio	(147,324)	14,338	132,986
DFA Real Estate Securities Portfolio	(199)	188	11
Large Cap International Portfolio	—	1,258	(1,258)
International Core Equity Portfolio	—	2,161	(2,161)
T.A. World ex U.S. Core Equity Portfolio	13	109	(122)
International Small Company Portfolio	(8,890)	2,627	6,263
Japanese Small Company Portfolio	(3,671)	248	3,423
Asia Pacific Small Company Portfolio	(271)	33	238
United Kingdom Small Company Portfolio	(88)	9	79
Continental Small Company Portfolio	(272)	(50)	322
DFA International Real Estate Securities Portfolio	1,139	(885)	(254)
DFA Global Real Estate Securities Portfolio	227	(246)	19
DFA International Small Cap Value Portfolio	2,536	(1,818)	(718)
International Vector Equity Portfolio	13	(27)	14
Emerging Markets Portfolio	24,336	(3,340)	(20,996)
Emerging Markets Small Cap Portfolio	—	(181)	181
Emerging Markets Core Equity Portfolio	—	(303)	303
DFA One-Year Fixed Income Portfolio	(43,319)	20,846	22,473
DFA Two-Year Global Fixed Income Portfolio	(10,273)	34,785	(24,512)
DFA Selectively Hedged Global Fixed Income Portfolio	(9,435)	(6,232)	15,667
DFA Five-Year Global Fixed Income Portfolio	—	36,191	(36,191)
DFA Short-Term Extended Quality Portfolio	(27)	27	—
DFA Inflation-Protected Securities Portfolio	—	(65)	65

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

215

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2007	$ 55,847	—	$ 55,847
2008	67,060	—	67,060
2009	62,498	—	62,498

Enhanced U.S. Large Company Portfolio
2007	23,020	$ 1,991	25,011
2008	15,756	17,593	33,349
2009	19,564	—	19,564

U.S. Large Cap Value Portfolio
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894
2009	130,238	—	130,238

U.S. Targeted Value Portfolio
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
2009	14,179	—	14,179

U.S. Small Cap Value Portfolio
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
2009	69,882	—	69,882

U.S. Core Equity 1 Portfolio
2007	15,517	1,000	16,517
2008	22,927	—	22,927
2009	31,598	—	31,598

U.S. Core Equity 2 Portfolio
2007	36,180	1,451	37,631
2008	48,004	—	48,004
2009	55,009	—	55,009

U.S. Vector Equity Portfolio
2007	13,979	—	13,979
2008	14,964	—	14,964
2009	16,454	—	16,454

T.A. U.S. Core Equity 2 Portfolio
2007	—	—	—
2008	4,648	—	4,648
2009	18,642	—	18,642

216

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Small Cap Portfolio
2007	$ 70,394	$144,164	$214,558
2008	35,218	173,651	208,869
2009	26,412	—	26,412

U.S. Micro Cap Portfolio
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
2009	57,816	—	57,816

DFA Real Estate Securities Portfolio
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
2009	95,934	—	95,934

Large Cap International Portfolio
2007	52,781	909	53,690
2008	54,328	28,913	83,241
2009	32,286	—	32,286

International Core Equity Portfolio
2007	40,770	205	40,975
2008	85,639	17,053	102,692
2009	77,469	—	77,469

T.A. World ex U.S. Core Equity Portfolio
2008	1,192	—	1,192
2009	10,761	—	10,761

International Small Company Portfolio
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
2009	81,118	—	81,118

Japanese Small Company Portfolio
2007	2,759	—	2,759
2008	3,574	—	3,574
2009	2,426	—	2,426

Asia Pacific Small Company Portfolio
2007	3,089	—	3,089
2008	4,433	—	4,433
2009	2,724	—	2,724

217

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
United Kingdom Small Company Portfolio
2007	$ 1,360	$ 1,153	—	$ 2,513
2008	1,227	1,311	$ 19	2,557
2009	658	—	—	658

Continental Small Company Portfolio
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
2009	2,087	—	—	2,087

DFA International Real Estate Securities Portfolio
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
2009	11,227	—	—	11,227

DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
2009	2,370	—	—	2,370

DFA International Small Cap Value Portfolio
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
2009	108,717	25,188	—	133,905

International Vector Equity Portfolio
2008	—	—	—	—
2009	3,671	—	—	3,671

Emerging Markets Portfolio
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511
2009	36,673	23,932	—	60,605

Emerging Markets Small Cap Portfolio
2007	21,595	53,499	—	75,094
2008	32,090	83,686	—	115,776
2009	16,832	—	—	16,832

Emerging Markets Core Equity Portfolio
2007	26,413	1,966	—	28,379
2008	42,769	5,265	204	48,238
2009	29,028	—	—	29,028

DFA One-Year Fixed Income Portfolio
2007	149,471	—	—	149,471
2008	102,391	—	—	102,391
2009	72,237	—	—	72,237

218

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Two-Year Global Fixed Income Portfolio
2007	$ 78,938	—	—	$ 78,938
2008	99,528	$ 296	—	99,824
2009	137,717	—	—	137,717

DFA Selectively Hedged Global Fixed Income Portfolio
2008	—	—	$ 68	68
2009	—	—	—	—

DFA Five-Year Government Portfolio
2007	49,378	—	—	49,378
2008	38,626	—	—	38,626
2009	25,750	—	—	25,750

DFA Five-Year Global Fixed Income Portfolio
2007	60,967	—	—	60,967
2008	96,473	—	5,349	101,822
2009	61,945	—	—	61,945

DFA Intermediate Government Fixed Income Portfolio
2007	46,222	310	—	46,532
2008	59,933	112	—	60,045
2009	56,385	6,325	—	62,710

DFA Short-Term Extended Quality Portfolio
2009	4,322	—	—	4,322

DFA Inflation-Protected Securities Portfolio
2007	2,996	—	—	2,996
2008	19,588	—	—	19,588
2009	4,088	364	—	4,452

DFA Short-Term Municipal Bond Portfolio
2007	24,969	—	—	24,969
2008	18,834	—	—	18,834
2009	20,942	—	—	20,942

DFA California Short-Term Municipal Bond Portfolio
2007	1,116	—	—	1,116
2008	3,577	—	—	3,577
2009	4,256	—	—	4,256

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

219

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
T.A. World ex U.S. Core Equity Portfolio	$ 30	—	$ 30
DFA International Real Estate Securities Portfolio	1,139	—	1,139
DFA Global Real Estate Securities Portfolio	319	—	319
DFA International Small Cap Value Portfolio	2,537	—	2,537
International Vector Equity Portfolio	29	—	29
Emerging Markets Portfolio	3,546	$2,984	6,530

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$ 7,182	—	$(213,037)	$(205,855)
Enhanced U.S. Large Company Portfolio	328	—	(107,961)	(107,633)
U.S. Large Cap Value Portfolio	13,684	—	(2,441,394)	(2,427,710)
U.S. Targeted Value Portfolio	1,248	—	(82,714)	(81,466)
U.S. Small Cap Value Portfolio	2,747	—	(574,282)	(571,535)
U.S. Core Equity 1 Portfolio	419	—	(82,131)	(81,712)
U.S. Core Equity 2 Portfolio	777	—	(94,753)	(93,976)
U.S. Vector Equity Portfolio	1,903	—	(94,679)	(92,776)
T.A. U.S. Core Equity 2 Portfolio	3,092	—	(49,818)	(46,726)
U.S. Small Cap Portfolio	3,710	—	(380,659)	(376,949)
U.S. Micro Cap Portfolio	2,984	—	(515,046)	(512,062)
DFA Real Estate Securities Portfolio	8,242	—	(138,089)	(129,847)
Large Cap International Portfolio	7,702	—	(154,396)	(146,694)
International Core Equity Portfolio	3,803	—	(98,253)	(94,450)
T.A. World ex U.S. Core Equity Portfolio	1,785	—	(9,680)	(7,895)
International Small Company Portfolio	22,490	—	(227,832)	(205,342)
Japanese Small Company Portfolio	787	—	(78,684)	(77,897)
Asia Pacific Small Company Portfolio	932	—	(38,642)	(37,710)
United Kingdom Small Company Portfolio	192	—	(3,008)	(2,816)
Continental Small Company Portfolio	402	—	(24,183)	(23,781)
DFA International Real Estate Securities Portfolio	71,386	—	(48,084)	23,302
DFA Global Real Estate Securities Portfolio	4,924	—	—	4,924
DFA International Small Cap Value Portfolio	32,551	—	(32,601)	(50)
International Vector Equity Portfolio	720	—	(3,383)	(2,663)
Emerging Markets Portfolio	5,734	$29,774	—	35,508
Emerging Markets Small Cap Portfolio	2,699	—	(37,102)	(34,403)
Emerging Markets Core Equity Portfolio	6,737	—	(89,395)	(82,658)
DFA One-Year Fixed Income Portfolio	3,526	—	(651)	2,875
DFA Two-Year Global Fixed Income Portfolio	42,421	3,896	—	46,317
DFA Selectively Hedged Global Fixed Income Portfolio	—	230	—	230
DFA Five-Year Government Portfolio	11,738	—	—	11,738

220

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
DFA Five-Year Global Fixed Income Portfolio	$45,563	—	$(5,372)	$40,191
DFA Intermediate Government Fixed Income Portfolio	10,456	$5,453	—	15,909
DFA Short-Term Extended Quality Portfolio	1,345	—	—	1,345
DFA Inflation-Protected Securities Portfolio	6,370	—	(774)	5,596
DFA Short-Term Municipal Bond Portfolio	1,836	—	(17)	1,819
DFA California Short-Term Municipal Bond Portfolio	359	—	—	359

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2010	2011	2012	2013	2014	2015	2016	2017	Total
U.S. Large Company Portfolio	—	$27,798	—	$5,485	$8,867	—	$86,015	$84,872	$213,037
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	107,961	—	107,961
U.S. Large Cap Value Portfolio	—	—	—	—	—	—	—	2,441,394	2,441,394
U.S. Targeted Value Portfolio	—	—	—	—	—	—	998	81,716	82,714
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	371,018	203,264	574,282
U.S. Core Equity 1 Portfolio	—	—	—	—	—	$3,266	18,644	60,221	82,131
U.S. Core Equity 2 Portfolio	—	—	—	—	—	15,562	42,181	37,010	94,753
U.S. Vector Equity Portfolio	—	—	—	—	—	1,759	12,704	80,216	94,679
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	310	6,972	42,536	49,818
U.S. Small Cap Portfolio	—	—	—	—	—	—	380,119	540	380,659
U.S. Micro Cap Portfolio	—	—	—	—	—	—	453,532	61,514	515,046
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	81,911	56,178	138,089
Large Cap International Portfolio	—	—	—	—	—	—	19,004	135,392	154,396
International Core Equity Portfolio	—	—	—	—	—	—	10,739	87,514	98,253
T.A. World ex U.S. Core Equity Portfolio	—	—	—	—	—	—	2,250	7,430	9,680
International Small Company Portfolio	—	—	—	—	—	—	133,454	94,378	227,832
Japanese Small Company Portfolio	$4,453	19,912	$3,801	3,055	2,451	8,003	23,057	13,952	78,684
Asia Pacific Small Company Portfolio	—	5,837	1,150	907	864	—	21,680	8,204	38,642
United Kingdom Small Company Portfolio	—	—	—	—	—	—	1,020	1,988	3,008
Continental Small Company Portfolio	—	—	—	—	—	—	16,959	7,224	24,183
DFA International Real Estate Securities Portfolio	—	—	—	—	—	46	13,446	34,592	48,084
DFA International Small Cap Value Portfolio	—	—	—	—	—	—	—	32,601	32,601
International Vector Equity Portfolio	—	—	—	—	—	—	27	3,356	3,383
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	21,881	15,221	37,102
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	62,950	26,445	89,395
DFA One-Year Fixed Income Portfolio	—	—	—	—	—	—	651	—	651
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	309	—	5,063	—	5,372
DFA Inflation Protected Securities Portfolio	—	—	—	—	—	—	—	774	774
DFA Short-Term Municipal Bond Portfolio	—	—	17	—	—	—	—	—	17

During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8,177
DFA One-Year Fixed Income Portfolio	29,277
DFA Two-Year Global Fixed Income Portfolio	22,911
DFA Five-Year Government Portfolio	19,566
DFA Five-Year Global Fixed Income Portfolio	32,624
DFA California Short-Term Municipal Bond Portfolio	23

221

For the year ended October 31, 2009, the Japanese Small Company Portfolio had capital loss carryforward expirations of $3,508 (in thousands).

Some of the Portfolios’ investments and investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the Year Ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$1,808	—
International Core Equity Portfolio	638	$838
T.A. World ex U.S. Core Equity Portfolio	—	25
International Small Company Portfolio	8,444	574
Japanese Small Company Portfolio	117	—
Asia Pacific Small Company Portfolio	684	—
United Kingdom Small Company Portfolio	20	9
Continental Small Company Portfolio	403	—
DFA International Real Estate Securities Portfolio	47,294	56
DFA International Small Cap Value Portfolio	20,585	2,797
Emerging Markets Small Cap Portfolio	354	—
Emerging Markets Core Equity Portfolio	4	—

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,877,782	$352,056	$(510,130)	$(158,074)
Enhanced U.S. Large Company Portfolio	165,749	1,894	(21)	1,873
U.S. Large Cap Value Portfolio	4,959,196	1,012,620	(107,145)	905,475
U.S. Targeted Value Portfolio	1,875,678	182,315	(281,563)	(99,248)
U.S. Small Cap Value Portfolio	7,359,688	856,341	(1,648,779)	(792,438)
U.S. Core Equity 1 Portfolio	2,487,529	139,350	(368,611)	(229,261)
U.S. Core Equity 2 Portfolio	4,990,297	260,228	(923,665)	(663,437)
U.S. Vector Equity Portfolio	1,627,456	92,281	(324,960)	(232,679)
T.A. U.S. Core Equity 2 Portfolio	1,617,600	164,083	(133,301)	30,782
U.S. Small Cap Portfolio	3,056,739	463,996	(541,196)	(77,200)
U.S. Micro Cap Portfolio	3,478,151	656,832	(865,370)	(208,538)
DFA Real Estate Securities Portfolio	3,157,842	143,598	(577,621)	(434,023)
Large Cap International Portfolio	1,527,916	270,759	(198,633)	72,126
International Core Equity Portfolio	4,716,225	295,954	(648,610)	(352,656)
T.A. World ex U.S. Core Equity Portfolio	614,254	134,993	(28,279)	106,714
International Small Company Portfolio	4,311,177	727,413	(762,875)	(35,462)
Japanese Small Company Portfolio	203,529	52,585	(141,999)	(89,414)
Asia Pacific Small Company Portfolio	$95,452	$61,222	$(54,768)	$6,454

222

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
United Kingdom Small Company Portfolio	30,650	20,946	(23,724)	(2,778)
Continental Small Company Portfolio	113,305	64,204	(66,524)	(2,320)
DFA International Real Estate Securities Portfolio	1,136,799	11,976	(280,322)	(268,346)
DFA Global Real Estate Securities Portfolio	407,508	32,225	(7,205)	25,020
DFA International Small Cap Value Portfolio	8,155,491	1,022,184	(1,688,444)	(666,260)
International Vector Equity Portfolio	248,248	60,999	(6,848)	54,151
Emerging Markets Portfolio	1,011,811	1,037,753	(82,480)	955,273
Emerging Markets Small Cap Portfolio	856,324	358,008	(79,893)	278,115
Emerging Markets Core Equity Portfolio	2,301,604	614,169	(166,439)	447,730
DFA One-Year Fixed Income Portfolio	5,126,966	19,644	(744)	18,900
DFA Two-Year Global Fixed Income Portfolio	5,172,582	38,592	(595)	37,997
DFA Selectively Hedged Global Fixed Income Portfolio	299,331	4,281	(308)	3,973
DFA Five-Year Government Portfolio	968,275	31,245	(2,998)	28,247
DFA Five-Year Global Fixed Income Portfolio	3,961,945	170,703	11,863	182,566
DFA Intermediate Government Fixed Income Portfolio	1,366,863	103,431	(391)	103,040
DFA Short-Term Extended Quality Portfolio	365,573	11,120	(31)	11,089
DFA Inflation-Protected Securities Portfolio	737,599	30,004	246	30,250
DFA Short-Term Municipal Bond Portfolio	1,144,069	19,233	(1,363)	17,870
DFA California Short-Term Municipal Bond Portfolio	204,398	4,000	(441)	3,559

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (“the Portfolios”), having 100% investment in their respective master fund, have each made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, each of the Portfolios will maintain each respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

223

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the ”Check the Box“ election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA U.S. Large Cap Value Portfolio	$(606,345)	$606,345
DFA U.S. Large Cap Value Portfolio II	(10,872)	10,872
DFA U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and The Enhanced U.S. Large Company Portfolio (“the Portfolio”), having 100% investment in its respective master fund, made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change the Series’ federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), the Portfolio has recognized the Master Fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, the Portfolio will maintain its respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

224

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master-feeder structure with RIC feeders, underlying fund of fund investors (Two-Year Global Fixed Income Series) and other direct client investor(s), have each made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the Master Funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the Master Fund. Since each Master Fund has a shareholder owning 80% or more of the fund’s shares and also has shareholders owning less than 80%, each fund’s respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For federal income tax purposes, pursuant to IRC §332(a), the DFA One-Year Fixed Income Portfolio and the DFA Two-Year Global Fixed Income Portfolio, having a more than 80% investment in its respective master fund, will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the Master Fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the Master Fund. However, any security distributed in satisfaction of the Master Fund’s final dividend would have a basis equal to its fair market value and would be deemed acquired on the liquidation date.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares

U.S. Targeted Value Portfolio
Class R1 Shares*
Shares Issued	$7,979	1,266	$41,494	4,172	N/A	N/A
Shares Issued in Lieu of Cash Distributions	423	64	351	36	N/A	N/A
Shares Redeemed	(5,207)	(844)	(7,142)	(761)	N/A	N/A

Net Increase (Decrease) — Class R1 Shares	$3,195	486	$34,703	3,447	N/A	N/A

Class R2 Shares**
Shares Issued	$1,638	210	$3,032	306	N/A	N/A
Shares Issued in Lieu of Cash Distributions	27	4	10	1	N/A	N/A
Shares Redeemed	(626)	(85)	(799)	(88)	N/A	N/A

Net Increase (Decrease) — Class R2 Shares	$1,039	129	$2,243	219	N/A	N/A

225

	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares

U.S. Targeted Value Portfolio
Institutional Class Shares
Shares Issued	$840,965	86,986	$930,939	66,970	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	13,191	1,374	20,933	1,410	18,152	1,060
Shares Redeemed	(419,657)	(43,424)	(327,204)	(24,350)	(110,437)	(6,247)

Net Increase
(Decrease) — Institutional Class Shares	$434,499	44,936	$624,668	44,030	$408,432	23,392

*	Class R1 Shares commenced operations on January 31, 2008.

**	Class R2 Shares commenced operations on June 30, 2008.

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2. Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

4. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio

226

and DFA Short-Term Extended Quality Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2009, the Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at October 31, 2009	Unrealized Foreign Exchange Gain (Loss)
11/18/09	4,648	Canadian Dollar	$ 4,364	$ 4,296	$ 68
11/18/09	2,162	Euro	3,198	3,182	16
11/18/09	6,200	Pound Sterling	10,129	10,174	(45)

			$17,691	$17,652	$ 39

DFA Two-Year Global Fixed Income Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at October 31, 2009	Unrealized Foreign Exchange Gain (Loss)
11/06/09	142,065	Euro	$212,339	$209,067	$3,272
11/18/09	198,938	Canadian Dollar	187,075	183,855	3,220
11/18/09	144,042	Euro	213,086	211,970	1,116
11/18/09	112,239	Pound Sterling	183,461	184,189	(728)

			$795,961	$789,081	$6,880

DFA Selectively Hedged Global Fixed Income Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at October 31, 2009	Unrealized Foreign Exchange Gain (Loss)
11/18/09	18,062	Canadian Dollar	$16,948	$16,692	$256

DFA Five-Year Global Fixed Income Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at October 31, 2009	Unrealized Foreign Exchange Gain (Loss)
11/09/09	17,858,616	Japanese Yen	$196,481	$198,406	$(1,925)
11/13/09	17,553,714	Japanese Yen	191,063	195,023	(3,960)
11/13/09	119,009	Pound Sterling	194,496	195,305	(809)
11/13/09	4,438	Pound Sterling	7,323	7,284	39
11/23/09	123,425	Pound Sterling	203,599	202,540	1,059

			$792,962	$798,558	$(5,596)

227

*During the year ended October 31, 2009, the Portfolios had limited activity in these transactions.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

5. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities’ prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At October 31, 2009, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
Enhanced U.S. Large Company Portfolio	S&P 500 Index®	12/18/2009	620*	$160,115	$1,705

Enhanced Securities have been segregated as collateral for open futures contracts.

*Outstanding contracts on futures at year end October 31, 2009 are indicative of the volume of activity during the year.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the year ended October 31, 2009.

The following is a summary of the location of derivatives on the Portfolios’ Statements of Assets and Liabilities as of October 31, 2009:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Foreign exchange contracts	Unrealized Gain on Forward Currency Contracts	Unrealized Loss on Forward Currency Contracts

Equity contracts		Payables: Futures Margin Variation

228

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2009 (amounts in thousands):

		Asset Derivatives Value
	Total Value at October 31, 2009	Foreign Exchange Contracts	Equity Contracts
Enhanced U.S. Large Company Portfolio	$1,789	$ 84	$1,705*
DFA Two-Year Global Fixed Income Portfolio	7,608	7,608	—
DFA Selectively Hedged Global Fixed Income Portfolio	256	256	—
DFA Five-Year Global Fixed Income Portfolio	1,098	1,098	—

		Liability Derivatives Value
	Total Value at October 31, 2009	Foreign Exchange Contracts	Equity Contracts
Enhanced U.S. Large Company Portfolio	$ 45	$ 45	—
DFA Two-Year Global Fixed Income Portfolio	728	728	—
DFA Five-Year Global Fixed Income Portfolio	6,694	6,694	—

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the year ended October 31, 2009 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency Denominated Amounts

Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total	Foreign Exchange Contracts	Equity Contracts
Enhanced U.S. Large Company Portfolio	$25,521	$(229)	$25,750
U.S. Targeted Value Portfolio*	(823)	—	(823)
U.S. Small Cap Value Portfolio*	570	—	570
U.S. Core Equity 1 Portfolio*	683	—	683
U.S. Core Equity 2 Portfolio*	3,212	—	3,212
U.S. Vector Equity Portfolio*	407	—	407
T.A. U.S. Core Equity 2 Portfolio*	(854)	—	(854)
DFA Real Estate Securities Portfolio*	(1,065)	—	(1,065)
Large Cap International Portfolio*	919	—	919

229

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total	Foreign Exchange Contracts	Equity Contracts
International Core Equity Portfolio*	$ (2,556)	—	$(2,556)
T.A. World ex U.S. Core Equity Portfolio*	(660)	—	(660)
DFA International Real Estate Securities Portfolio*	234	—	234
DFA International Small Cap Value Portfolio*	(9,031)	—	(9,031)
International Vector Equity Portfolio*	(232)	—	(232)
Emerging Markets Core Equity Portfolio*	(873)	—	(873)
DFA Two-Year Global Fixed Income Portfolio	(3,286)	$ (3,286)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(37)	(37)	—
DFA Five-Year Global Fixed Income Portfolio	(63,248)	(63,248)	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total	Foreign Exchange Contracts	Equity Contracts
Enhanced U.S. Large Company Portfolio	$ 1,744	$ 39	$1,705
U.S. Targeted Value Portfolio*	(3)	—	(3)
U.S. Core Equity 1 Portfolio*	(2)	—	(2)
U.S. Core Equity 2 Portfolio*	(1)	—	(1)
T.A. U.S. Core Equity 2 Portfolio*	(1)	—	(1)
DFA Real Estate Securities Portfolio*	(10)	—	(10)
International Core Equity Portfolio*	(15)	—	(15)
T.A. World ex U.S. Core Equity Portfolio*	(1)	—	(1)
DFA International Small Cap Value Portfolio*	(28)	—	(28)
International Vector Equity Portfolio*	(1)	—	(1)
Emerging Markets Core Equity Portfolio*	(4)	—	(4)
DFA Two-Year Global Fixed Income Portfolio	6,880	6,880	—
DFA Selectively Hedged Global Fixed Income Portfolio	262	262	—
DFA Five-Year Global Fixed Income Portfolio	(4,167)	(4,167)	—

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Portfolios had limited activity in these transactions.

I. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

230

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Targeted Value Portfolio	1.95%	$1,732	1	—	$ 1,732
U.S. Small Cap Value Portfolio	1.99%	9,824	18	$10	24,299
U.S. Core Equity 1 Portfolio	1.99%	2,842	20	3	12,148
U.S. Vector Equity Portfolio	2.25%	4,672	20	6	14,819
T.A. U.S. Core Equity 2 Portfolio	2.05%	3,160	17	3	12,832
U.S. Small Cap Portfolio	2.06%	7,934	20	9	27,804
U.S. Micro Cap Portfolio	1.87%	4,049	21	4	22,530
DFA Real Estate Securities Portfolio	1.90%	3,088	20	3	6,865
DFA Global Real Estate Securities Portfolio	1.99%	110	14	—	263

At October 31, 2009, U.S. Small Cap Value Portfolio had a loan outstanding in the amount of $6,072 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	0.95%	$3,702	39	$ 4	$14,855
International Core Equity Portfolio	0.96%	7,333	27	5	19,021
T.A. World ex U.S. Core Equity Portfolio	0.89%	3,108	30	2	8,114
International Small Company Portfolio	0.92%	3,301	45	4	9,459
DFA International Real Estate Securities Portfolio	0.94%	855	17	—	2,591
DFA International Small Cap Value Portfolio	0.93%	6,909	53	9	22,578
International Vector Equity Portfolio	0.95%	971	30	1	2,875
Emerging Markets Core Equity Portfolio	0.94%	3,107	56	5	12,568

At October 31, 2009, International Small Company Portfolio and DFA International Small Cap Value Portfolio had loans outstanding in the amounts of $1,970 and $6,784 (in thousands), respectively.

J. Securities Lending:

As of October 31, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than

231

the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios’ investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:
The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

In accordance with guidelines described in the Portfolios’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, the Emerging Markets Portfolio realized net gains of in-kind redemptions in the amount of $17,805 (amount in thousands).

During the period ended October 31, 2008, the following Portfolios realized net gains of in-kind redemptions (amounts in thousands):

Large Cap International Portfolio	$14,987
International Core Equity Portfolio	7,590
Emerging Markets Core Equity Portfolio	1,902

N. Other:

At October 31, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

232

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	2	59%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	81%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	75%
U.S. Targeted Value Portfolio — Class R1 Shares	1	97%
U.S. Targeted Value Portfolio — Class R2 Shares	1	89%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	59%
U.S. Small Cap Value Portfolio — Institutional Class Shares	2	52%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	3	62%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	67%
U.S. Vector Equity Portfolio — Institutional Class Shares	4	89%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	93%
U.S. Small Cap Portfolio — Institutional Class Shares	3	53%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	55%
DFA Real Estate Securities Portfolio — Institutional Class Shares	3	72%
Large Cap International Portfolio — Institutional Class Shares	2	76%
International Core Equity Portfolio — Institutional Class Shares	3	69%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	3	92%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	3	68%
Asia Pacific Small Company Portfolio — Institutional Class Shares	2	68%
United Kingdom Small Company Portfolio — Institutional Class Shares	2	86%
Continental Small Company Portfolio — Institutional Class Shares	2	63%
DFA International Real Estate Securities Portfolio — Institutional Class Shares .	3	82%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	2	87%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	49%
International Vector Equity Portfolio — Institutional Class Shares	3	92%
Emerging Markets Portfolio — Institutional Class Shares	2	56%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	1	34%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	3	79%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	2	60%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	3	81%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	4	96%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	77%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	3	74%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	75%
DFA Short-Term Extended Quality Portfolio — Institutional Class Shares	4	86%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	3	81%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	82%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	96%

233

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through December 23, 2009, the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On December 18, 2009, the Board of Directors of DFA Investment Dimensions Group Inc., on behalf of the U.S. Large Company Portfolio (the “Large Company Portfolio”), approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), under which the Large Company Portfolio will be reorganized with and into the U.S. Large Company Institutional Index Portfolio (the “Large Company Institutional Portfolio”), a portfolio of Dimensional Investment Group Inc. Under the Plan of Reorganization, the Large Company Portfolio will transfer substantially all of its assets to the Large Company Institutional Portfolio in exchange solely for shares of the Large Company Institutional Portfolio (the “Reorganization”), which will be distributed to shareholders of the Large Company Portfolio according to their interests held in the Large Company Portfolio immediately prior to the Reorganization. As soon as practicable thereafter, the Large Company Portfolio will be liquidated and dissolved.

234

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolios”) at October 31, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

235

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DFAIDG*
1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

	Shares Voted						Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

*	Results are for all Portfolios within DFAIDG

U.S. Large Company Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	40,430,126	80.58%	1,516,358	3.02%	8,224,375	16.39%	47.41%	1.78%	9.64%
5b	Making Loans	40,467,481	80.66%	1,486,422	2.96%	8,216,956	16.38%	47.46%	1.74%	9.64%
5c	Investments in Real Estate	41,229,199	82.18%	716,953	1.43%	8,224,707	16.39%	48.35%	0.84%	9.65%
5d	Investments in Commodities	40,474,610	80.67%	1,471,256	2.93%	8,224,993	16.39%	47.46%	1.73%	9.65%
5e	Diversification of Investments	40,673,446	81.07%	1,282,998	2.56%	8,214,415	16.37%	47.70%	1.50%	9.63%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	40,286,840	80.30%	1,636,196	3.26%	8,247,823	16.44%	47.24%	1.92%	9.67%
6b	Purchasing Securities on Margin	40,249,338	80.22%	1,678,831	3.35%	8,242,690	16.43%	47.20%	1.97%	9.67%
6c	Investing in Restricted or Illiquid Securities	40,254,755	80.24%	1,673,457	3.34%	8,242,647	16.43%	47.21%	1.96%	9.67%
6d	Investing for the Purpose of Exercising Control	40,412,651	80.55%	1,506,361	3.00%	8,251,847	16.45%	47.39%	1.77%	9.68%
6e	Investing in Other Investment Companies	40,411,300	80.55%	1,514,178	3.02%	8,245,381	16.43%	47.39%	1.78%	9.67%
6f	Management Ownership of Securities of an Issuer	40,509,353	80.74%	1,400,147	2.79%	8,261,359	16.47%	47.51%	1.64%	9.69%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	40,571,084	80.87%	1,360,203	2.71%	8,239,572	16.42%	47.58%	1.60%	9.66%
6h	Investing in Securities of Unseasoned Issuers	40,332,047	80.39%	1,592,824	3.17%	8,245,988	16.44%	47.30%	1.87%	9.67%
6i	Investing in Warrants	40,461,757	80.65%	1,435,624	2.86%	8,273,478	16.49%	47.45%	1.68%	9.70%
6j	Writing or Acquiring Options	40,450,447	80.63%	1,454,481	2.90%	8,265,931	16.48%	47.44%	1.71%	9.69%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	41,387,142	82.49%	542,566	1.08%	8,241,151	16.43%	48.53%	0.64%	9.66%

236

Enhanced U.S. Large Company Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	15,387,271	56.14%	40,860	0.15%	394,026	1.44%	11,586,812	42.27%	56.13%	0.15%	1.44%
5b	Making Loans	15,381,417	56.12%	50,690	0.18%	390,050	1.42%	11,586,812	42.27%	56.11%	0.18%	1.42%
5c	Investments in Real Estate	15,387,025	56.14%	44,866	0.16%	390,266	1.42%	11,586,812	42.27%	56.13%	0.16%	1.42%
5d	Investments in Commodities	15,365,625	56.06%	66,266	0.24%	390,266	1.42%	11,586,812	42.27%	56.05%	0.24%	1.42%
5e	Diversification of Investments	15,392,316	56.16%	39,575	0.14%	390,266	1.42%	11,586,812	42.27%	56.15%	0.14%	1.42%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	15,381,129	56.12%	45,153	0.16%	395,875	1.44%	11,586,812	42.27%	56.11%	0.16%	1.44%
6b	Purchasing Securities on Margin	15,384,140	56.13%	42,142	0.15%	395,875	1.44%	11,586,812	42.27%	56.12%	0.15%	1.44%
6d	Investing for the Purpose of Exercising Control	15,381,129	56.12%	45,153	0.16%	395,875	1.44%	11,586,812	42.27%	56.11%	0.16%	1.44%
6e	Investing in Other Investment Companies	15,372,610	56.09%	42,874	0.16%	406,673	1.48%	11,586,812	42.27%	56.08%	0.16%	1.48%
6f	Management Ownership of Securities of an Issuer	15,373,342	56.09%	42,142	0.15%	406,673	1.48%	11,586,812	42.27%	56.08%	0.15%	1.48%
6h	Investing in Securities of Unseasoned Issuers	15,370,330	56.08%	50,977	0.19%	400,850	1.46%	11,586,812	42.27%	56.07%	0.19%	1.46%
6i	Investing in Warrants	15,375,621	56.10%	45,686	0.17%	400,850	1.46%	11,586,812	42.27%	56.09%	0.17%	1.46%

U.S. Large Cap Value Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	172,893,840	88.81%	7,186,773	3.69%	14,599,592	7.50%	46.64%	1.94%	3.94%
5b	Making Loans	172,791,986	88.76%	7,254,169	3.73%	14,634,050	7.52%	46.61%	1.96%	3.95%
5c	Investments in Real Estate	175,160,321	89.97%	4,984,199	2.56%	14,535,685	7.47%	47.25%	1.34%	3.92%
5d	Investments in Commodities	173,112,100	88.92%	7,020,863	3.61%	14,547,242	7.47%	46.70%	1.89%	3.92%
5e	Diversification of Investments	174,205,973	89.48%	6,003,329	3.08%	14,470,903	7.43%	46.99%	1.62%	3.90%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	171,633,445	88.16%	8,205,849	4.22%	14,840,911	7.62%	46.30%	2.21%	4.00%
6b	Purchasing Securities on Margin	171,417,311	88.05%	8,446,023	4.34%	14,816,871	7.61%	46.24%	2.28%	4.00%
6c	Investing in Restricted or Illiquid Securities	171,472,444	88.08%	8,394,752	4.31%	14,813,009	7.61%	46.25%	2.26%	4.00%
6d	Investing for the Purpose of Exercising Control	172,419,927	88.57%	7,483,007	3.84%	14,777,271	7.59%	46.51%	2.02%	3.99%
6e	Investing in Other Investment Companies	172,365,026	88.54%	7,593,625	3.90%	14,721,554	7.56%	46.50%	2.05%	3.97%
6f	Management Ownership of Securities of an Issuer	172,683,982	88.70%	7,182,843	3.69%	14,813,380	7.61%	46.58%	1.94%	4.00%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	173,364,846	89.05%	6,724,869	3.45%	14,590,490	7.49%	46.77%	1.81%	3.94%
6h	Investing in Securities of Unseasoned Issuers	171,698,443	88.20%	8,063,113	4.14%	14,918,649	7.66%	46.32%	2.18%	4.02%
6i	Investing in Warrants	172,471,724	88.59%	7,221,658	3.71%	14,986,823	7.70%	46.52%	1.95%	4.04%
6j	Writing or Acquiring Options	172,546,830	88.63%	7,283,118	3.74%	14,850,257	7.63%	46.54%	1.96%	4.01%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	175,966,526	90.39%	3,924,543	2.02%	14,789,136	7.60%	47.47%	1.06%	3.99%

U.S. Targeted Value Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	53,117,513	85.60%	2,133,467	3.44%	6,803,169	10.96%	47.78%	1.92%	6.12%
5b	Making Loans	53,052,457	85.49%	2,177,756	3.51%	6,823,936	11.00%	47.72%	1.96%	6.14%
5c	Investments in Real Estate	53,653,525	86.46%	1,628,785	2.62%	6,771,840	10.91%	48.26%	1.47%	6.09%
5d	Investments in Commodities	52,832,185	85.14%	2,453,403	3.95%	6,768,562	10.91%	47.52%	2.21%	6.09%
5e	Diversification of Investments	53,540,956	86.28%	1,762,547	2.84%	6,750,646	10.88%	48.16%	1.59%	6.07%

237

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	52,457,864	84.54%	2,842,428	4.58%	6,753,858	10.88%	47.18%	2.56%	6.07%
6e	Investing in Other Investment Companies	53,069,209	85.52%	2,199,274	3.54%	6,785,666	10.94%	47.73%	1.98%	6.10%

U.S. Small Cap Value Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	173,119,722	92.72%	7,695,223	4.12%	5,896,085	3.16%	52.84%	2.35%	1.80%
5b	Making Loans	172,804,656	92.55%	7,706,222	4.13%	6,200,153	3.32%	52.74%	2.35%	1.89%
5c	Investments in Real Estate	174,223,319	93.31%	6,289,826	3.37%	6,197,885	3.32%	53.18%	1.92%	1.89%
5d	Investments in Commodities	173,534,303	92.94%	7,026,376	3.76%	6,150,351	3.29%	52.97%	2.14%	1.88%
5e	Diversification of Investments	174,656,837	93.54%	5,903,682	3.16%	6,150,511	3.29%	53.31%	1.80%	1.88%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	171,661,614	91.94%	8,760,032	4.69%	6,289,384	3.37%	52.39%	2.67%	1.92%
6b	Purchasing Securities on Margin	171,441,491	91.82%	9,025,749	4.83%	6,243,791	3.34%	52.33%	2.75%	1.91%
6c	Investing in Restricted or Illiquid Securities	172,683,093	92.49%	7,799,254	4.18%	6,228,683	3.34%	52.71%	2.38%	1.90%
6d	Investing for the Purpose of Exercising Control	172,786,379	92.54%	7,641,558	4.09%	6,283,093	3.37%	52.74%	2.33%	1.92%
6e	Investing in Other Investment Companies	172,761,077	92.53%	7,687,308	4.12%	6,262,646	3.35%	52.73%	2.35%	1.91%
6f	Management Ownership of Securities of an Issuer	172,799,765	92.55%	7,635,419	4.09%	6,275,846	3.36%	52.74%	2.33%	1.92%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	173,667,640	93.01%	6,844,588	3.67%	6,198,802	3.32%	53.01%	2.09%	1.89%
6h	Investing in Securities of Unseasoned Issuers	173,452,804	92.90%	7,025,400	3.76%	6,232,826	3.34%	52.94%	2.14%	1.90%
6i	Investing in Warrants	174,070,813	93.23%	6,367,229	3.41%	6,272,988	3.36%	53.13%	1.94%	1.91%
6j	Writing or Acquiring Options	172,730,578	92.51%	7,736,815	4.14%	6,243,638	3.34%	52.72%	2.36%	1.91%

U.S. Core Equity 1 Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	104,483,941	52.11%	1,098,003	0.55%	1,009,578	0.50%	93,932,769	46.84%	51.39%	0.54%	0.50%	NA
5b	Making Loans	104,358,224	52.04%	1,139,060	0.57%	1,094,238	0.55%	93,932,769	46.84%	51.33%	0.56%	0.54%	NA
5c	Investments in Real Estate	104,566,166	52.15%	982,878	0.49%	1,042,478	0.52%	93,932,769	46.84%	51.43%	0.48%	0.51%	NA
5d	Investments in Commodities	104,404,880	52.07%	1,088,620	0.54%	1,098,022	0.55%	93,932,769	46.84%	51.35%	0.54%	0.54%	NA
5e	Diversification of Investments	104,679,991	52.20%	932,378	0.46%	979,153	0.49%	93,932,769	46.84%	51.49%	0.46%	0.48%	NA

U.S. Core Equity 2 Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	213,171,499	62.76%	1,782,444	0.52%	2,933,581	0.86%	121,790,485	35.85%	55.36%	0.46%	0.76%	NA
5b	Making Loans	212,884,025	62.67%	1,771,008	0.52%	3,232,491	0.95%	121,790,485	35.85%	55.28%	0.46%	0.84%	NA
5c	Investments in Real Estate	213,332,926	62.80%	1,646,861	0.48%	2,907,737	0.86%	121,790,485	35.85%	55.40%	0.43%	0.76%	NA
5d	Investments in Commodities	213,163,570	62.75%	1,876,742	0.55%	2,847,212	0.84%	121,790,485	35.85%	55.35%	0.49%	0.74%	NA
5e	Diversification of Investments	213,641,376	62.90%	1,393,944	0.41%	2,852,204	0.84%	121,790,485	35.85%	55.48%	0.36%	0.74%	NA

238

U.S. Vector Equity Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	64,539,853	94.75%	1,390,999	2.04%	2,184,255	3.21%	51.32%	1.11%	1.74%
5b	Making Loans	64,564,833	94.79%	1,389,158	2.04%	2,161,116	3.17%	51.34%	1.10%	1.72%
5c	Investments in Real Estate	64,620,224	94.87%	1,344,830	1.97%	2,150,053	3.16%	51.39%	1.07%	1.71%
5d	Investments in Commodities	64,507,548	94.70%	1,443,149	2.12%	2,164,410	3.18%	51.30%	1.15%	1.72%
5e	Diversification of Investments	64,723,933	95.02%	1,275,843	1.87%	2,115,331	3.11%	51.47%	1.01%	1.68%

T.A. U.S. Core Equity 2 Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	92,018,708	91.72%	2,273,749	2.27%	6,033,779	6.01%	50.98%	1.26%	3.34%
5b	Making Loans	92,000,616	91.70%	2,303,383	2.30%	6,022,237	6.00%	50.97%	1.28%	3.34%
5c	Investments in Real Estate	92,151,224	91.85%	2,192,495	2.19%	5,982,517	5.96%	51.06%	1.21%	3.31%
5d	Investments in Commodities	92,398,250	92.10%	1,909,189	1.90%	6,018,797	6.00%	51.19%	1.06%	3.33%
5e	Diversification of Investments	92,414,737	92.11%	1,994,656	1.99%	5,916,843	5.90%	51.20%	1.11%	3.28%

U.S. Small Cap Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	82,575,641	57.01%	6,234,882	4.30%	663,803	0.46%	55,371,235	38.23%	52.22%	3.94%	0.42%	NA
5b	Making Loans	82,405,615	56.89%	6,269,283	4.33%	799,428	0.55%	55,371,235	38.23%	52.11%	3.96%	0.51%	NA
5c	Investments in Real Estate	83,174,614	57.42%	5,640,775	3.89%	658,937	0.45%	55,371,235	38.23%	52.60%	3.57%	0.42%	NA
5d	Investments in Commodities	82,541,203	56.99%	6,276,843	4.33%	656,280	0.45%	55,371,235	38.23%	52.20%	3.97%	0.41%	NA
5e	Diversification of Investments	82,695,020	57.09%	6,131,184	4.23%	648,122	0.45%	55,371,235	38.23%	52.29%	3.88%	0.41%	NA
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	82,406,144	56.89%	6,379,410	4.40%	688,772	0.48%	55,371,235	38.23%	52.11%	4.03%	0.44%	NA
6b	Purchasing Securities on Margin	82,364,690	56.86%	6,425,765	4.44%	683,871	0.47%	55,371,235	38.23%	52.08%	4.06%	0.43%	NA
6c	Investing in Restricted or Illiquid Securities	82,382,951	56.88%	6,408,942	4.42%	682,433	0.47%	55,371,235	38.23%	52.10%	4.05%	0.43%	NA
6d	Investing for the Purpose of Exercising Control	82,193,695	56.75%	6,595,405	4.55%	685,226	0.47%	55,371,235	38.23%	51.98%	4.17%	0.43%	NA
6e	Investing in Other Investment Companies	82,354,250	56.86%	6,444,117	4.45%	675,959	0.47%	55,371,235	38.23%	52.08%	4.07%	0.43%	NA
6f	Management Ownership of Securities of an Issuer	82,495,363	56.95%	6,289,478	4.34%	689,485	0.48%	55,371,235	38.23%	52.17%	3.98%	0.44%	NA
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	82,572,008	57.01%	6,254,150	4.32%	648,168	0.45%	55,371,235	38.23%	52.21%	3.95%	0.41%	NA
6h	Investing in Securities of Unseasoned Issuers	82,229,235	56.77%	6,552,410	4.52%	692,681	0.48%	55,371,235	38.23%	52.00%	4.14%	0.44%	NA
6i	Investing in Warrants	82,525,143	56.97%	6,265,011	4.33%	684,172	0.47%	55,371,235	38.23%	52.18%	3.96%	0.43%	NA
6j	Writing or Acquiring Options	82,296,649	56.82%	6,498,926	4.49%	678,751	0.47%	55,371,235	38.23%	52.04%	4.11%	0.43%	NA

U.S. Micro Cap Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	164,980,200	96.27%	3,066,686	1.79%	3,319,399	1.94%	54.77%	1.02%	1.10%
5b	Making Loans	164,907,178	96.23%	3,097,794	1.81%	3,361,313	1.96%	54.74%	1.03%	1.12%
5c	Investments in Real Estate	165,176,839	96.39%	2,886,113	1.68%	3,303,333	1.93%	54.83%	0.96%	1.10%
5d	Investments in Commodities	163,886,571	95.64%	4,195,928	2.45%	3,283,786	1.92%	54.40%	1.39%	1.09%
5e	Diversification of Investments	165,476,898	96.56%	2,620,926	1.53%	3,268,461	1.91%	54.93%	0.87%	1.09%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	163,544,790	95.44%	4,428,988	2.58%	3,392,506	1.98%	54.29%	1.47%	1.13%

239

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

6b	Purchasing Securities on Margin	163,473,742	95.39%	4,520,335	2.64%	3,372,208	1.97%	54.27%	1.50%	1.12%
6c	Investing in Restricted or Illiquid Securities	163,626,099	95.48%	4,371,813	2.55%	3,368,374	1.97%	54.32%	1.45%	1.12%
6e	Investing in Other Investment Companies	164,860,510	96.20%	3,170,962	1.85%	3,334,813	1.95%	54.73%	1.05%	1.11%
6f	Management Ownership of Securities of an Issuer	165,048,646	96.31%	2,969,253	1.73%	3,348,387	1.95%	54.79%	0.99%	1.11%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	164,132,773	95.78%	3,920,347	2.29%	3,313,165	1.93%	54.49%	1.30%	1.10%
6i	Investing in Warrants	165,149,647	96.37%	2,844,275	1.66%	3,372,363	1.97%	54.82%	0.94%	1.12%
6j	Writing or Acquiring Options	165,066,228	96.32%	2,958,519	1.73%	3,341,538	1.95%	54.80%	0.98%	1.11%

DFA Real Estate Securities Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	61,754,553	93.39%	1,889,527	2.86%	2,480,208	3.75%	52.56%	1.61%	2.11%
5b	Making Loans	61,717,979	93.34%	1,938,943	2.93%	2,467,366	3.73%	52.53%	1.65%	2.10%
5c	Investments in Real Estate	62,160,227	94.01%	1,481,985	2.24%	2,482,076	3.75%	52.91%	1.26%	2.11%
5d	Investments in Commodities	61,395,815	92.85%	2,252,630	3.41%	2,475,843	3.74%	52.26%	1.92%	2.11%
5e	Diversification of Investments	62,144,270	93.98%	1,529,527	2.31%	2,450,491	3.71%	52.90%	1.30%	2.09%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	61,103,483	92.41%	2,522,483	3.81%	2,498,322	3.78%	52.01%	2.15%	2.13%
6b	Purchasing Securities on Margin	61,040,406	92.31%	2,607,638	3.94%	2,476,244	3.74%	51.96%	2.22%	2.11%
6c	Investing in Restricted or Illiquid Securities	61,152,163	92.48%	2,491,475	3.77%	2,480,650	3.75%	52.05%	2.12%	2.11%
6d	Investing for the Purpose of Exercising Control	61,741,715	93.37%	1,893,125	2.86%	2,489,448	3.76%	52.55%	1.61%	2.12%
6e	Investing in Other Investment Companies	61,680,175	93.28%	1,962,785	2.97%	2,481,328	3.75%	52.50%	1.67%	2.11%
6f	Management Ownership of Securities of an Issuer	61,837,326	93.52%	1,792,836	2.71%	2,494,126	3.77%	52.64%	1.53%	2.12%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	61,567,170	93.11%	2,111,244	3.19%	2,445,874	3.70%	52.41%	1.80%	2.08%
6i	Investing in Warrants	61,810,828	93.48%	1,814,347	2.74%	2,499,113	3.78%	52.61%	1.54%	2.13%
6j	Writing or Acquiring Options	61,781,880	93.43%	1,850,982	2.80%	2,491,426	3.77%	52.59%	1.58%	2.12%

Large Cap International Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	37,997,717	94.68%	873,247	2.18%	1,263,266	3.15%	50.99%	1.17%	1.70%
5b	Making Loans	37,952,326	94.56%	930,997	2.32%	1,250,907	3.12%	50.93%	1.25%	1.68%
5c	Investments in Real Estate	37,421,132	93.24%	1,513,828	3.77%	1,199,271	2.99%	50.22%	2.03%	1.61%
5d	Investments in Commodities	37,427,437	93.26%	1,517,390	3.78%	1,189,404	2.96%	50.22%	2.04%	1.60%
5e	Diversification of Investments	38,181,915	95.14%	774,663	1.93%	1,177,653	2.93%	51.24%	1.04%	1.58%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	37,089,479	92.41%	1,807,123	4.50%	1,237,628	3.08%	49.77%	2.42%	1.66%
6b	Purchasing Securities on Margin	37,110,845	92.47%	1,790,428	4.46%	1,232,957	3.07%	49.80%	2.40%	1.65%
6c	Investing in Restricted or Illiquid Securities	37,035,863	92.28%	1,861,009	4.64%	1,237,358	3.08%	49.70%	2.50%	1.66%
6d	Investing for the Purpose of Exercising Control	37,986,250	94.65%	913,502	2.28%	1,234,478	3.08%	50.97%	1.23%	1.66%
6e	Investing in Other Investment Companies	37,922,294	94.49%	982,986	2.45%	1,228,950	3.06%	50.89%	1.32%	1.65%
6f	Management Ownership of Securities of an Issuer	37,951,172	94.56%	964,995	2.40%	1,218,063	3.03%	50.93%	1.29%	1.63%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	37,396,426	93.18%	1,493,613	3.72%	1,244,191	3.10%	50.18%	2.00%	1.67%

240

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

6h	Investing in Securities of Unseasoned Issuers	37,762,857	94.09%	1,085,971	2.71%	1,285,402	3.20%	50.67%	1.46%	1.72%
6i	Investing in Warrants	37,928,700	94.50%	918,894	2.29%	1,286,636	3.21%	50.90%	1.23%	1.73%
6j	Writing or Acquiring Options	37,941,166	94.54%	903,732	2.25%	1,289,332	3.21%	50.91%	1.21%	1.73%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	38,233,655	95.26%	584,902	1.46%	1,315,673	3.28%	51.31%	0.78%	1.77%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	38,232,780	95.26%	584,735	1.46%	1,316,715	3.28%	51.30%	0.78%	1.77%

International Core Equity Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	177,373,455	56.74%	4,154,996	1.33%	4,660,259	1.49%	126,424,297	40.44%	53.06%	1.24%	1.39%
5b	Making Loans	176,924,084	56.60%	4,414,472	1.41%	4,850,153	1.55%	126,424,297	40.44%	52.92%	1.32%	1.45%
5c	Investments in Real Estate	177,497,921	56.78%	4,005,870	1.28%	4,684,919	1.50%	126,424,297	40.44%	53.10%	1.20%	1.40%
5d	Investments in Commodities	177,390,060	56.74%	4,174,411	1.34%	4,624,239	1.48%	126,424,297	40.44%	53.06%	1.25%	1.38%
5e	Diversification of Investments	177,693,681	56.84%	3,871,733	1.24%	4,623,296	1.48%	126,424,297	40.44%	53.16%	1.16%	1.38%

T.A. World ex U.S. Core Equity Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	39,055,490	91.06%	1,840,767	4.29%	1,994,796	4.65%	53.00%	2.50%	2.71%
5b	Making Loans	39,042,172	91.03%	1,854,086	4.32%	1,994,795	4.65%	52.98%	2.52%	2.71%
5c	Investments in Real Estate	39,039,635	91.02%	1,848,576	4.31%	2,002,842	4.67%	52.98%	2.51%	2.72%
5d	Investments in Commodities	39,107,803	91.18%	1,808,202	4.22%	1,975,048	4.60%	53.07%	2.45%	2.68%
5e	Diversification of Investments	39,122,349	91.21%	1,812,695	4.23%	1,956,009	4.56%	53.09%	2.46%	2.65%

International Small Company Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	146,761,050	82.53%	5,759,650	3.24%	25,304,179	14.23%	49.23%	1.93%	8.49%
5b	Making Loans	146,487,502	82.38%	5,764,592	3.24%	25,572,786	14.38%	49.13%	1.93%	8.58%
5c	Investments in Real Estate	136,816,309	76.94%	15,717,711	8.84%	25,290,860	14.22%	45.89%	5.27%	8.48%
5d	Investments in Commodities	146,666,615	82.48%	5,882,289	3.31%	25,275,976	14.21%	49.19%	1.97%	8.48%
5e	Diversification of Investments	147,253,567	82.81%	5,304,294	2.98%	25,267,019	14.21%	49.39%	1.78%	8.48%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	146,450,914	82.36%	6,115,754	3.44%	25,258,212	14.20%	49.12%	2.05%	8.47%
6b	Purchasing Securities on Margin	146,093,000	82.16%	6,478,434	3.64%	25,253,445	14.20%	49.00%	2.17%	8.47%
6d	Investing for the Purpose of Exercising Control	146,487,649	82.38%	6,046,180	3.40%	25,291,052	14.22%	49.13%	2.03%	8.48%
6e	Investing in Other Investment Companies	150,205,417	84.47%	2,351,498	1.32%	25,267,965	14.21%	50.38%	0.79%	8.48%
6f	Management Ownership of Securities of an Issuer	147,009,760	82.67%	5,540,873	3.12%	25,274,247	14.21%	49.31%	1.86%	8.48%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	132,479,321	74.50%	20,087,264	11.30%	25,258,295	14.20%	44.44%	6.74%	8.47%
6h	Investing in Securities of Unseasoned Issuers	137,270,123	77.19%	15,257,960	8.58%	25,296,797	14.23%	46.04%	5.12%	8.49%
6i	Investing in Warrants	148,246,012	83.37%	4,311,609	2.42%	25,267,259	14.21%	49.72%	1.45%	8.48%
6j	Writing or Acquiring Options	133,979,497	75.34%	18,558,642	10.44%	25,286,741	14.22%	44.94%	6.22%	8.48%

241

Japanese Small Company Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	6,133,943	80.60%	10,327	0.14%	2,027	0.03%	1,464,448	19.24%	74.07%	0.12%	0.02%
5b	Making Loans	6,133,943	80.60%	10,327	0.14%	2,027	0.03%	1,464,448	19.24%	74.07%	0.12%	0.02%
5c	Investments in Real Estate	6,133,943	80.60%	10,327	0.14%	2,027	0.03%	1,464,448	19.24%	74.07%	0.12%	0.02%
5d	Investments in Commodities	6,135,575	80.62%	8,694	0.11%	2,028	0.03%	1,464,448	19.24%	74.09%	0.10%	0.02%
5e	Diversification of Investments	6,135,575	80.62%	8,694	0.11%	2,028	0.03%	1,464,448	19.24%	74.09%	0.10%	0.02%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	6,133,943	80.60%	10,327	0.14%	2,027	0.03%	1,464,448	19.24%	74.07%	0.12%	0.02%
6b	Purchasing Securities on Margin	6,134,672	80.61%	9,597	0.13%	2,028	0.03%	1,464,448	19.24%	74.08%	0.12%	0.02%
6c	Investing in Restricted or Illiquid Securities	6,133,943	80.60%	10,327	0.14%	2,027	0.03%	1,464,448	19.24%	74.07%	0.12%	0.02%
6d	Investing for the Purpose of Exercising Control	6,004,971	78.90%	139,298	1.83%	2,027	0.03%	1,464,448	19.24%	72.51%	1.68%	0.02%
6e	Investing in Other Investment Companies	6,136,305	80.63%	7,965	0.10%	2,027	0.03%	1,464,448	19.24%	74.10%	0.10%	0.02%
6f	Management Ownership of Securities of an Issuer	6,134,672	80.61%	9,597	0.13%	2,028	0.03%	1,464,448	19.24%	74.08%	0.12%	0.02%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	6,133,943	80.60%	10,327	0.14%	2,027	0.03%	1,464,448	19.24%	74.07%	0.12%	0.02%
6h	Investing in Securities of Unseasoned Issuers	6,005,700	78.91%	138,569	1.82%	2,028	0.03%	1,464,448	19.24%	72.52%	1.67%	0.02%
6i	Investing in Warrants	6,133,943	80.60%	10,327	0.14%	2,027	0.03%	1,464,448	19.24%	74.07%	0.12%	0.02%
6j	Writing or Acquiring Options	6,004,971	78.90%	139,298	1.83%	2,028	0.03%	1,464,448	19.24%	72.51%	1.68%	0.02%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	6,136,900	80.63%	7,370	0.10%	2,027	0.03%	1,464,448	19.24%	74.10%	0.09%	0.02%

Asia Pacific Small Company Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	3,125,999	65.79%	87,920	1.85%	13,068	0.28%	1,524,711	32.09%	62.92%	1.77%	0.26%
5b	Making Loans	3,125,999	65.79%	87,920	1.85%	13,068	0.28%	1,524,711	32.09%	62.92%	1.77%	0.26%
5c	Investments in Real Estate	3,125,999	65.79%	87,920	1.85%	13,068	0.28%	1,524,711	32.09%	62.92%	1.77%	0.26%
5d	Investments in Commodities	3,127,867	65.83%	86,052	1.81%	13,068	0.28%	1,524,711	32.09%	62.96%	1.73%	0.26%
5e	Diversification of Investments	3,127,867	65.83%	86,052	1.81%	13,068	0.28%	1,524,711	32.09%	62.96%	1.73%	0.26%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	3,124,333	65.75%	88,471	1.86%	14,183	0.30%	1,524,711	32.09%	62.89%	1.78%	0.29%
6b	Purchasing Securities on Margin	3,125,189	65.77%	87,615	1.84%	14,183	0.30%	1,524,711	32.09%	62.91%	1.76%	0.29%
6c	Investing in Restricted or Illiquid Securities	3,123,874	65.74%	88,930	1.87%	14,183	0.30%	1,524,711	32.09%	62.88%	1.79%	0.29%
6d	Investing for the Purpose of Exercising Control	3,020,946	63.58%	191,858	4.04%	14,183	0.30%	1,524,711	32.09%	60.81%	3.86%	0.29%
6e	Investing in Other Investment Companies	3,123,780	65.74%	89,023	1.87%	14,184	0.30%	1,524,711	32.09%	62.88%	1.79%	0.29%
6f	Management Ownership of Securities of an Issuer	3,124,333	65.75%	88,471	1.86%	14,183	0.30%	1,524,711	32.09%	62.89%	1.78%	0.29%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	3,125,742	65.78%	87,062	1.83%	14,183	0.30%	1,524,711	32.09%	62.92%	1.75%	0.29%
6h	Investing in Securities of Unseasoned Issuers	3,019,079	63.54%	193,725	4.08%	14,183	0.30%	1,524,711	32.09%	60.77%	3.90%	0.29%
6i	Investing in Warrants	3,123,818	65.74%	89,023	1.87%	14,146	0.30%	1,524,711	32.09%	62.88%	1.79%	0.28%
6j	Writing or Acquiring Options	3,018,526	63.53%	194,278	4.09%	14,183	0.30%	1,524,711	32.09%	60.76%	3.91%	0.29%

242

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	3,128,063	65.83%	85,856	1.81%	13,068	0.28%	1,524,711	32.09%	62.96%	1.73%	0.26%

United Kingdom Small Company Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
5b	Making Loans	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
5c	Investments in Real Estate	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
5d	Investments in Commodities	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
5e	Diversification of Investments	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
6b	Purchasing Securities on Margin	1,281,533	83.91%	1,937	0.13%	1,941	0.13%	241,804	15.83%	81.63%	0.12%	0.12%
6c	Investing in Restricted or Illiquid Securities	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
6d	Investing for the Purpose of Exercising Control	1,226,898	80.34%	56,572	3.70%	1,941	0.13%	241,804	15.83%	78.15%	3.60%	0.12%
6e	Investing in Other Investment Companies	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
6f	Management Ownership of Securities of an Issuer	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	1,281,767	83.93%	1,704	0.11%	1,940	0.13%	241,804	15.83%	81.64%	0.11%	0.12%
6h	Investing in Securities of Unseasoned Issuers	1,226,898	80.34%	56,572	3.70%	1,941	0.13%	241,804	15.83%	78.15%	3.60%	0.12%
6i	Investing in Warrants	1,281,533	83.91%	1,937	0.13%	1,941	0.13%	241,804	15.83%	81.63%	0.12%	0.12%
6j	Writing or Acquiring Options	1,226,665	80.32%	56,805	3.72%	1,941	0.13%	241,804	15.83%	78.13%	3.62%	0.12%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	1,281,840	83.93%	1,630	0.11%	1,941	0.13%	241,804	15.83%	81.65%	0.10%	0.12%

Continental Small Company Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	5,570,603	77.24%	24,245	0.34%	22,517	0.31%	1,595,160	22.12%	74.40%	0.32%	0.30%
5b	Making Loans	5,428,383	75.26%	166,465	2.31%	22,517	0.31%	1,595,160	22.12%	72.50%	2.22%	0.30%
5c	Investments in Real Estate	5,570,603	77.24%	24,245	0.34%	22,517	0.31%	1,595,160	22.12%	74.40%	0.32%	0.30%
5d	Investments in Commodities	5,572,946	77.27%	24,245	0.34%	20,174	0.28%	1,595,160	22.12%	74.43%	0.32%	0.27%
5e	Diversification of Investments	5,570,603	77.24%	24,245	0.34%	22,517	0.31%	1,595,160	22.12%	74.40%	0.32%	0.30%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	5,569,884	77.23%	24,964	0.35%	22,517	0.31%	1,595,160	22.12%	74.39%	0.33%	0.30%
6b	Purchasing Securities on Margin	5,569,884	77.23%	24,964	0.35%	22,517	0.31%	1,595,160	22.12%	74.39%	0.33%	0.30%
6c	Investing in Restricted or Illiquid Securities	5,413,476	75.06%	181,373	2.51%	22,516	0.31%	1,595,160	22.12%	72.30%	2.42%	0.30%
6d	Investing for the Purpose of Exercising Control	5,476,922	75.94%	117,926	1.64%	22,517	0.31%	1,595,160	22.12%	73.15%	1.58%	0.30%
6e	Investing in Other Investment Companies	5,414,106	75.07%	180,742	2.51%	22,517	0.31%	1,595,160	22.12%	72.31%	2.41%	0.30%
6f	Management Ownership of Securities of an Issuer	5,427,664	75.25%	167,184	2.32%	22,517	0.31%	1,595,160	22.12%	72.49%	2.23%	0.30%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	5,569,884	77.23%	24,964	0.35%	22,517	0.31%	1,595,160	22.12%	74.39%	0.33%	0.30%

243

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

6h	Investing in Securities of Unseasoned Issuers	5,463,995	75.76%	130,853	1.81%	22,517	0.31%	1,595,160	22.12%	72.98%	1.75%	0.30%
6i	Investing in Warrants	5,569,884	77.23%	24,964	0.35%	22,517	0.31%	1,595,160	22.12%	74.39%	0.33%	0.30%
6j	Writing or Acquiring Options	5,476,922	75.94%	117,926	1.64%	22,517	0.31%	1,595,160	22.12%	73.15%	1.58%	0.30%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	5,428,490	75.26%	166,358	2.31%	22,517	0.31%	1,595,160	22.12%	72.50%	2.22%	0.30%

DFA International Real Estate Securities Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	60,208,121	57.02%	847,657	0.80%	924,740	0.88%	43,608,759	41.30%	51.93%	0.73%	0.80%
5b	Making Loans	60,111,915	56.93%	856,731	0.81%	1,011,872	0.96%	43,608,759	41.30%	51.85%	0.74%	0.87%
5c	Investments in Real Estate	60,225,576	57.04%	837,514	0.79%	917,428	0.87%	43,608,759	41.30%	51.95%	0.72%	0.79%
5d	Investments in Commodities	60,227,589	57.04%	836,068	0.79%	916,861	0.87%	43,608,759	41.30%	51.95%	0.72%	0.79%
5e	Diversification of Investments	60,072,714	56.89%	991,378	0.94%	916,426	0.87%	43,608,759	41.30%	51.81%	0.86%	0.79%

DFA Global Real Estate Securities Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	16,862,648	76.95%	525,109	2.40%	4,524,924	20.65%	47.50%	1.48%	12.75%
5b	Making Loans	16,870,688	76.99%	525,109	2.40%	4,516,884	20.61%	47.53%	1.48%	12.72%
5c	Investments in Real Estate	16,877,330	77.02%	512,787	2.34%	4,522,564	20.64%	47.54%	1.44%	12.74%
5d	Investments in Commodities	16,862,467	76.95%	556,044	2.54%	4,494,170	20.51%	47.50%	1.57%	12.66%
5e	Diversification of Investments	16,885,025	77.06%	510,772	2.33%	4,516,884	20.61%	47.57%	1.44%	12.72%

DFA International Small Cap Value Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	241,024,647	90.81%	16,685,673	6.29%	7,720,246	2.91%	54.48%	3.77%	1.74%
5b	Making Loans	246,529,473	92.88%	10,966,978	4.13%	7,934,116	2.99%	55.72%	2.48%	1.79%
5c	Investments in Real Estate	243,318,088	91.67%	14,402,198	5.43%	7,710,280	2.90%	55.00%	3.26%	1.74%
5d	Investments in Commodities	246,941,521	93.03%	10,784,598	4.06%	7,704,447	2.90%	55.81%	2.44%	1.74%
5e	Diversification of Investments	247,689,322	93.32%	10,372,791	3.91%	7,368,453	2.78%	55.98%	2.34%	1.67%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	240,479,220	90.60%	17,424,322	6.56%	7,527,025	2.84%	54.35%	3.94%	1.70%
6b	Purchasing Securities on Margin	231,448,174	87.20%	26,471,659	9.97%	7,510,734	2.83%	52.31%	5.98%	1.70%
6c	Investing in Restricted or Illiquid Securities	246,099,078	92.72%	11,923,494	4.49%	7,407,995	2.79%	55.62%	2.70%	1.67%
6d	Investing for the Purpose of Exercising Control	247,063,679	93.08%	10,955,999	4.13%	7,410,888	2.79%	55.84%	2.48%	1.68%
6e	Investing in Other Investment Companies	246,884,157	93.01%	11,150,453	4.20%	7,395,957	2.79%	55.80%	2.52%	1.67%
6f	Management Ownership of Securities of an Issuer	246,927,220	93.03%	10,962,683	4.13%	7,540,664	2.84%	55.81%	2.48%	1.70%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	247,330,663	93.18%	10,697,732	4.03%	7,402,171	2.79%	55.90%	2.42%	1.67%
6h	Investing in Securities of Unseasoned Issuers	247,045,502	93.07%	10,940,101	4.12%	7,444,963	2.80%	55.84%	2.47%	1.68%
6i	Investing in Warrants	247,420,726	93.21%	10,575,200	3.98%	7,434,640	2.80%	55.92%	2.39%	1.68%
6j	Writing or Acquiring Options	236,706,345	89.18%	21,199,007	7.99%	7,525,215	2.84%	53.50%	4.79%	1.70%

244

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	256,232,261	96.53%	1,564,025	0.59%	7,634,280	2.88%	57.91%	0.35%	1.73%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	256,223,264	96.53%	1,572,911	0.59%	7,634,391	2.88%	57.91%	0.36%	1.73%

International Vector Equity Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	12,634,182	53.44%	339,533	1.44%	95,624	0.40%	10,572,971	44.72%	53.01%	1.42%	0.40%
5b	Making Loans	12,635,088	53.44%	338,627	1.43%	95,624	0.40%	10,572,971	44.72%	53.01%	1.42%	0.40%
5c	Investments in Real Estate	12,639,741	53.46%	333,973	1.41%	95,624	0.40%	10,572,971	44.72%	53.03%	1.40%	0.40%
5d	Investments in Commodities	12,636,624	53.45%	337,090	1.43%	95,624	0.40%	10,572,971	44.72%	53.02%	1.41%	0.40%
5e	Diversification of Investments	12,649,164	53.50%	315,724	1.34%	104,451	0.44%	10,572,971	44.72%	53.07%	1.32%	0.44%

Emerging Markets Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	37,169,348	93.78%	1,245,444	3.14%	1,221,412	3.08%	47.22%	1.58%	1.55%
5b	Making Loans	37,216,081	93.89%	1,177,804	2.97%	1,242,319	3.13%	47.28%	1.50%	1.58%
5c	Investments in Real Estate	37,416,071	94.40%	1,013,151	2.56%	1,206,982	3.05%	47.53%	1.29%	1.53%
5d	Investments in Commodities	37,201,487	93.86%	1,224,791	3.09%	1,209,926	3.05%	47.26%	1.56%	1.54%
5e	Diversification of Investments	37,578,860	94.81%	850,957	2.15%	1,206,387	3.04%	47.74%	1.08%	1.53%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	36,955,077	93.24%	1,405,465	3.55%	1,275,662	3.22%	46.95%	1.79%	1.62%
6b	Purchasing Securities on Margin	36,960,851	93.25%	1,412,821	3.56%	1,262,532	3.19%	46.95%	1.79%	1.60%
6c	Investing in Restricted or Illiquid Securities	36,949,469	93.22%	1,413,050	3.57%	1,273,685	3.21%	46.94%	1.80%	1.62%
6d	Investing for the Purpose of Exercising Control	37,109,742	93.63%	1,268,403	3.20%	1,258,059	3.17%	47.14%	1.61%	1.60%
6e	Investing in Other Investment Companies	37,246,632	93.97%	1,130,044	2.85%	1,259,528	3.18%	47.32%	1.44%	1.60%
6f	Management Ownership of Securities of an Issuer	37,303,599	94.11%	1,062,837	2.68%	1,269,768	3.20%	47.39%	1.35%	1.61%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	34,987,306	88.27%	3,417,693	8.62%	1,231,206	3.11%	44.45%	4.34%	1.56%
6h	Investing in Securities of Unseasoned Issuers	37,137,132	93.69%	1,223,800	3.09%	1,275,272	3.22%	47.18%	1.55%	1.62%
6i	Investing in Warrants	37,332,785	94.19%	1,044,802	2.64%	1,258,617	3.18%	47.43%	1.33%	1.60%
6j	Writing or Acquiring Options	37,208,618	93.88%	1,176,807	2.97%	1,250,779	3.16%	47.27%	1.49%	1.59%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	37,650,756	94.99%	719,321	1.81%	1,266,127	3.19%	47.83%	0.91%	1.61%

Emerging Markets Small Cap Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	34,906,600	96.69%	636,885	1.76%	558,129	1.55%	57.34%	1.05%	0.92%
5b	Making Loans	34,860,289	96.56%	648,269	1.80%	593,056	1.64%	57.27%	1.06%	0.97%
5c	Investments in Real Estate	34,900,964	96.67%	641,082	1.78%	559,568	1.55%	57.34%	1.05%	0.92%
5d	Investments in Commodities	34,808,353	96.42%	738,763	2.05%	554,498	1.54%	57.18%	1.21%	0.91%

245

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5e	Diversification of Investments	35,011,893	96.98%	536,458	1.49%	553,263	1.53%	57.52%	0.88%	0.91%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	34,721,947	96.18%	819,310	2.27%	560,357	1.55%	57.04%	1.35%	0.92%
6b	Purchasing Securities on Margin	34,707,419	96.14%	839,880	2.33%	554,315	1.54%	57.02%	1.38%	0.91%
6d	Investing for the Purpose of Exercising Control	34,904,556	96.68%	640,251	1.77%	556,807	1.54%	57.34%	1.05%	0.91%
6e	Investing in Other Investment Companies	34,889,974	96.64%	657,584	1.82%	554,056	1.53%	57.32%	1.08%	0.91%
6f	Management Ownership of Securities of an Issuer	34,978,653	96.89%	564,851	1.56%	558,110	1.55%	57.46%	0.93%	0.92%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	34,877,263	96.61%	665,189	1.84%	559,162	1.55%	57.30%	1.09%	0.92%
6h	Investing in Securities of Unseasoned Issuers	34,951,721	96.81%	593,562	1.64%	556,331	1.54%	57.42%	0.98%	0.91%
6i	Investing in Warrants	34,929,577	96.75%	610,801	1.69%	561,236	1.55%	57.38%	1.00%	0.92%
6j	Writing or Acquiring Options	34,985,838	96.91%	555,585	1.54%	560,191	1.55%	57.47%	0.91%	0.92%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	35,075,885	97.16%	462,218	1.28%	563,511	1.56%	57.62%	0.76%	0.93%

Emerging Markets Core Equity Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	76,691,134	94.65%	1,233,644	1.52%	3,102,222	3.83%	54.29%	0.87%	2.20%
5b	Making Loans	76,467,186	94.37%	1,229,941	1.52%	3,329,873	4.11%	54.13%	0.87%	2.36%
5c	Investments in Real Estate	76,841,272	94.83%	1,091,087	1.35%	3,094,641	3.82%	54.40%	0.77%	2.19%
5d	Investments in Commodities	76,729,334	94.70%	1,195,718	1.48%	3,101,948	3.83%	54.32%	0.85%	2.20%
5e	Diversification of Investments	76,941,496	94.96%	989,883	1.22%	3,095,621	3.82%	54.47%	0.70%	2.19%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	76,964,499	94.99%	897,886	1.11%	3,164,615	3.91%	54.48%	0.64%	2.24%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	76,970,688	94.99%	888,008	1.10%	3,168,304	3.91%	54.49%	0.63%	2.24%

DFA One-Year Fixed Income Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	153,377,768	91.51%	6,144,346	3.67%	8,089,183	4.83%	48.46%	1.94%	2.56%
5b	Making Loans	152,748,450	91.13%	6,592,602	3.93%	8,270,245	4.93%	48.26%	2.08%	2.61%
5c	Investments in Real Estate	154,207,507	92.00%	5,311,570	3.17%	8,092,220	4.83%	48.72%	1.68%	2.56%
5d	Investments in Commodities	152,064,206	90.72%	7,572,711	4.52%	7,974,380	4.76%	48.04%	2.39%	2.52%
5e	Diversification of Investments	154,698,156	92.30%	5,086,651	3.03%	7,826,490	4.67%	48.87%	1.61%	2.47%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	150,707,343	89.91%	8,650,102	5.16%	8,253,852	4.92%	47.61%	2.73%	2.61%
6b	Purchasing Securities on Margin	150,472,257	89.77%	8,973,993	5.35%	8,165,047	4.87%	47.54%	2.84%	2.58%
6c	Investing in Restricted or Illiquid Securities	150,768,260	89.95%	8,621,479	5.14%	8,221,558	4.91%	47.63%	2.72%	2.60%
6d	Investing for the Purpose of Exercising Control	152,161,542	90.78%	7,368,734	4.40%	8,081,021	4.82%	48.07%	2.33%	2.55%
6e	Investing in Other Investment Companies	151,990,281	90.68%	7,538,347	4.50%	8,082,669	4.82%	48.02%	2.38%	2.55%
6f	Management Ownership of Securities of an Issuer	151,924,487	90.64%	7,181,676	4.28%	8,505,134	5.07%	48.00%	2.27%	2.69%

246

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	153,645,763	91.67%	6,091,872	3.63%	7,873,662	4.70%	48.54%	1.92%	2.49%
6h	Investing in Securities of Unseasoned Issuers	150,891,239	90.02%	8,513,610	5.08%	8,206,448	4.90%	47.67%	2.69%	2.59%
6i	Investing in Warrants	151,466,137	90.37%	7,900,018	4.71%	8,245,142	4.92%	47.85%	2.50%	2.60%
6j	Writing or Acquiring Options	151,858,071	90.60%	7,499,862	4.47%	8,253,364	4.92%	47.98%	2.37%	2.61%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	154,827,452	92.37%	4,814,053	2.87%	7,969,792	4.75%	48.91%	1.52%	2.52%

DFA Two-Year Global Fixed Income Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	139,368,344	91.55%	5,265,257	3.46%	7,599,709	4.99%	48.10%	1.82%	2.62%
5b	Making Loans	138,424,532	90.93%	6,081,866	4.00%	7,726,912	5.08%	47.77%	2.10%	2.67%
5c	Investments in Real Estate	139,514,480	91.65%	5,058,809	3.32%	7,660,021	5.03%	48.15%	1.75%	2.64%
5d	Investments in Commodities	139,272,598	91.49%	5,366,927	3.53%	7,593,785	4.99%	48.07%	1.85%	2.62%
5e	Diversification of Investments	139,699,396	91.77%	5,027,412	3.30%	7,506,502	4.93%	48.21%	1.74%	2.59%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	137,994,426	90.65%	6,376,548	4.19%	7,862,336	5.16%	47.63%	2.20%	2.71%
6b	Purchasing Securities on Margin	137,625,225	90.40%	6,934,367	4.56%	7,673,718	5.04%	47.50%	2.39%	2.65%
6d	Investing for the Purpose of Exercising Control	138,357,280	90.89%	6,162,929	4.05%	7,713,101	5.07%	47.75%	2.13%	2.66%
6e	Investing in Other Investment Companies	138,122,567	90.73%	6,431,516	4.22%	7,679,227	5.04%	47.67%	2.22%	2.65%
6f	Management Ownership of Securities of an Issuer	138,594,487	91.04%	5,812,947	3.82%	7,825,876	5.14%	47.83%	2.01%	2.70%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	139,120,718	91.39%	5,428,157	3.57%	7,684,435	5.05%	48.01%	1.87%	2.65%
6h	Investing in Securities of Unseasoned Issuers	138,057,537	90.69%	6,530,145	4.29%	7,645,628	5.02%	47.65%	2.25%	2.64%
6i	Investing in Warrants	138,431,219	90.93%	5,957,354	3.91%	7,844,737	5.15%	47.78%	2.06%	2.71%
6j	Writing or Acquiring Options	138,371,663	90.89%	6,052,179	3.98%	7,809,468	5.13%	47.76%	2.09%	2.70%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	140,431,098	92.25%	3,991,763	2.62%	7,810,449	5.13%	48.47%	1.38%	2.70%

DFA Selectively Hedged Global Fixed Income Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	14,004,711	71.19%	69,771	0.35%	142,380	0.72%	5,454,109	27.73%	69.44%	0.35%	0.71%
5b	Making Loans	14,004,711	71.19%	69,771	0.35%	142,380	0.72%	5,454,109	27.73%	69.44%	0.35%	0.71%
5c	Investments in Real Estate	14,005,443	71.20%	69,039	0.35%	142,380	0.72%	5,454,109	27.73%	69.44%	0.34%	0.71%
5d	Investments in Commodities	14,001,626	71.18%	72,856	0.37%	142,380	0.72%	5,454,109	27.73%	69.42%	0.36%	0.71%
5e	Diversification of Investments	14,004,711	71.19%	69,771	0.35%	142,380	0.72%	5,454,109	27.73%	69.44%	0.35%	0.71%

DFA Five-Year Government Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	46,558,553	92.40%	1,353,231	2.69%	2,475,682	4.91%	50.03%	1.45%	2.66%
5b	Making Loans	46,562,156	92.41%	1,273,283	2.53%	2,552,027	5.06%	50.04%	1.37%	2.74%
5c	Investments in Real Estate	46,677,621	92.64%	1,175,541	2.33%	2,534,304	5.03%	50.16%	1.26%	2.72%
5d	Investments in Commodities	46,451,042	92.19%	1,439,885	2.86%	2,496,539	4.95%	49.92%	1.55%	2.68%

247

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5e	Diversification of Investments	46,842,089	92.96%	994,424	1.97%	2,550,953	5.06%	50.34%	1.07%	2.74%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	46,327,059	91.94%	1,424,209	2.83%	2,636,198	5.23%	49.78%	1.53%	2.83%
6b	Purchasing Securities on Margin	46,149,375	91.59%	1,677,783	3.33%	2,560,308	5.08%	49.59%	1.80%	2.75%
6c	Investing in Restricted or Illiquid Securities	46,275,781	91.84%	1,556,039	3.09%	2,555,646	5.07%	49.73%	1.67%	2.75%
6d	Investing for the Purpose of Exercising Control	46,556,994	92.40%	1,189,269	2.36%	2,641,203	5.24%	50.03%	1.28%	2.84%
6e	Investing in Other Investment Companies	46,370,043	92.03%	1,480,358	2.94%	2,537,065	5.04%	49.83%	1.59%	2.73%
6f	Management Ownership of Securities of an Issuer	46,582,785	92.45%	1,119,663	2.22%	2,685,018	5.33%	50.06%	1.20%	2.89%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	46,631,031	92.54%	1,203,255	2.39%	2,553,180	5.07%	50.11%	1.29%	2.74%
6h	Investing in Securities of Unseasoned Issuers	46,336,492	91.96%	1,383,463	2.75%	2,667,511	5.29%	49.79%	1.49%	2.87%
6i	Investing in Warrants	46,483,170	92.25%	1,247,053	2.47%	2,657,243	5.27%	49.95%	1.34%	2.86%
6j	Writing or Acquiring Options	46,458,268	92.20%	1,324,131	2.63%	2,605,067	5.17%	49.92%	1.42%	2.80%

DFA Five-Year Global Fixed Income Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	134,955,377	91.87%	4,431,120	3.02%	7,511,430	5.11%	50.02%	1.64%	2.78%
5b	Making Loans	135,102,367	91.97%	4,353,195	2.96%	7,442,365	5.07%	50.08%	1.61%	2.76%
5c	Investments in Real Estate	134,638,282	91.65%	4,797,569	3.27%	7,462,076	5.08%	49.91%	1.78%	2.77%
5d	Investments in Commodities	133,701,933	91.02%	5,712,099	3.89%	7,483,895	5.09%	49.56%	2.12%	2.77%
5e	Diversification of Investments	135,608,777	92.31%	3,898,510	2.65%	7,390,640	5.03%	50.27%	1.45%	2.74%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	131,739,647	89.68%	7,131,409	4.85%	8,026,871	5.46%	48.83%	2.64%	2.98%
6b	Purchasing Securities on Margin	131,816,552	89.73%	7,196,541	4.90%	7,884,834	5.37%	48.86%	2.67%	2.92%
6c	Investing in Restricted or Illiquid Securities	131,862,431	89.76%	7,113,623	4.84%	7,921,873	5.39%	48.88%	2.64%	2.94%
6d	Investing for the Purpose of Exercising Control	133,826,154	91.10%	5,166,047	3.52%	7,905,726	5.38%	49.61%	1.91%	2.93%
6e	Investing in Other Investment Companies	133,405,684	90.82%	5,645,906	3.84%	7,846,337	5.34%	49.45%	2.09%	2.91%
6f	Management Ownership of Securities of an Issuer	133,890,906	91.15%	5,135,516	3.50%	7,871,505	5.36%	49.63%	1.90%	2.92%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	132,957,234	90.51%	6,236,723	4.25%	7,703,970	5.24%	49.28%	2.31%	2.86%
6h	Investing in Securities of Unseasoned Issuers	133,013,383	90.55%	5,913,651	4.03%	7,970,893	5.43%	49.30%	2.19%	2.95%
6i	Investing in Warrants	133,424,158	90.83%	5,484,620	3.73%	7,989,149	5.44%	49.46%	2.03%	2.96%
6j	Writing or Acquiring Options	133,569,451	90.93%	5,394,696	3.67%	7,933,780	5.40%	49.51%	2.00%	2.94%

DFA Intermediate Government Fixed Income Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	54,112,609	94.93%	1,332,170	2.34%	1,560,712	2.74%	52.04%	1.28%	1.50%
5b	Making Loans	54,115,618	94.93%	1,332,103	2.34%	1,557,770	2.73%	52.04%	1.28%	1.50%
5c	Investments in Real Estate	54,203,775	95.09%	1,268,740	2.23%	1,532,976	2.69%	52.12%	1.22%	1.47%
5d	Investments in Commodities	54,116,557	94.93%	1,216,191	2.13%	1,672,743	2.93%	52.04%	1.17%	1.61%
5e	Diversification of Investments	54,424,099	95.47%	1,063,379	1.87%	1,518,013	2.66%	52.34%	1.02%	1.46%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	53,888,561	94.53%	1,358,039	2.38%	1,758,891	3.09%	51.82%	1.31%	1.69%
6b	Purchasing Securities on Margin	53,837,539	94.44%	1,460,949	2.56%	1,707,003	2.99%	51.77%	1.40%	1.64%

248

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

6c	Investing in Restricted or Illiquid Securities	53,834,633	94.44%	1,461,291	2.56%	1,709,567	3.00%	51.77%	1.41%	1.64%
6d	Investing for the Purpose of Exercising Control	54,012,976	94.75%	1,269,332	2.23%	1,723,183	3.02%	51.94%	1.22%	1.66%
6e	Investing in Other Investment Companies	53,976,867	94.69%	1,318,326	2.31%	1,710,298	3.00%	51.91%	1.27%	1.64%
6f	Management Ownership of Securities of an Issuer	53,649,613	94.11%	1,257,167	2.21%	2,098,711	3.68%	51.59%	1.21%	2.02%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	54,233,916	95.14%	1,071,047	1.88%	1,700,528	2.98%	52.15%	1.03%	1.64%
6h	Investing in Securities of Unseasoned Issuers	53,872,308	94.50%	1,409,329	2.47%	1,723,854	3.02%	51.81%	1.36%	1.66%
6i	Investing in Warrants	53,958,445	94.65%	1,256,814	2.20%	1,790,232	3.14%	51.89%	1.21%	1.72%
6j	Writing or Acquiring Options	53,954,255	94.65%	1,331,376	2.34%	1,719,860	3.02%	51.88%	1.28%	1.65%

DFA Inflation-Protected Securities Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	22,200,756	88.45%	549,282	2.19%	2,349,633	9.36%	47.34%	1.17%	5.01%
5b	Making Loans	22,158,222	88.28%	616,217	2.46%	2,325,232	9.26%	47.25%	1.31%	4.96%
5c	Investments in Real Estate	22,208,512	88.48%	555,632	2.21%	2,335,527	9.31%	47.35%	1.18%	4.98%
5d	Investments in Commodities	22,054,691	87.87%	717,727	2.86%	2,327,253	9.27%	47.03%	1.53%	4.96%
5e	Diversification of Investments	22,330,643	88.97%	436,065	1.74%	2,332,963	9.29%	47.61%	0.93%	4.97%

DFA Short-Term Municipal Bond Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	47,846,807	90.90%	1,786,880	3.39%	3,004,747	5.71%	49.85%	1.86%	3.13%
5b	Making Loans	47,551,098	90.34%	2,148,747	4.08%	2,938,589	5.58%	49.54%	2.24%	3.06%
5c	Investments in Real Estate	47,659,646	90.54%	2,033,544	3.86%	2,945,243	5.60%	49.66%	2.12%	3.07%
5d	Investments in Commodities	47,877,083	90.95%	1,865,943	3.54%	2,895,408	5.50%	49.88%	1.94%	3.02%
5e	Diversification of Investments	48,432,918	92.01%	1,307,493	2.48%	2,898,023	5.51%	50.46%	1.36%	3.02%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	47,283,554	89.83%	2,333,055	4.43%	3,021,825	5.74%	49.26%	2.43%	3.15%
6c	Investing in Restricted or Illiquid Securities	47,328,591	89.91%	2,240,528	4.26%	3,069,315	5.83%	49.31%	2.33%	3.20%
6e	Investing in Other Investment Companies	47,695,950	90.61%	1,985,833	3.77%	2,956,651	5.62%	49.69%	2.07%	3.08%

DFA California Short-Term Municipal Bond Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	9,590,777	93.26%	364,898	3.55%	328,092	3.19%	50.94%	1.94%	1.74%
5b	Making Loans	9,608,945	93.44%	350,863	3.41%	323,958	3.15%	51.03%	1.86%	1.72%
5c	Investments in Real Estate	9,582,414	93.18%	377,674	3.67%	323,679	3.15%	50.89%	2.01%	1.72%
5d	Investments in Commodities	9,756,933	94.88%	233,103	2.27%	293,730	2.86%	51.82%	1.24%	1.56%

249

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

DFA International Value Portfolio Institutional Class vs.

MSCI World ex USA Index (net dividends)

October 31, 1999-October 31, 2009

DFA International Value Portfolio Class R2 vs.

MSCI World ex USA Index (net dividends)

April 30, 2008-October 31, 2009

250

DIMENSIONAL INVESTMENT GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Gains in emerging markets were better, on average, than in developed markets, although results varied widely among the individual emerging markets countries. For the 12 month period, returns in U.S. dollars were 64.13% for the MSCI Emerging Markets Index (net dividends) and 27.83% for the MSCI World ex USA Index (net dividends).

251

12 Months Ended October 31, 2009

Country	U.S. Dollar Return
Argentina	53.21%
Brazil	91.55%
Chile	61.68%
China	82.16%
Czech Republic	26.83%
Hungary	63.54%
India	77.12%
Indonesia	127.39%
Israel	31.43%
Malaysia	56.99%
Mexico	39.79%
Philippines	50.71%
Poland	23.09%
South Africa	61.69%
South Korea	56.17%
Taiwan	48.86%
Thailand	78.58%
Turkey	68.21%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Master-Feeder Structure

The Portfolio described below, called a “Feeder Fund”, does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a “Master Fund“. The Master Fund, in turn, purchases stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio

The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 465 stocks in 22 developed countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets.

As a result of the Master Fund’s diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, value stocks outperformed growth stocks in international developed markets. Total returns were 35.11% for the Institutional Class Shares of the Portfolio, 34.86% for the Class R2 Shares of the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). The Master Fund’s greater allocation than the Index to value stocks (66% on average vs. 26% in the Index) added approximately 6.7% to the relative performance.

252

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2009
EXPENSE TABLE
	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,348.00	0.74%	$4.38
Institutional Class Shares	$1,000.00	$1,349.40	0.46%	$2.72
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.48	0.74%	$3.77
Institutional Class Shares	$1,000.00	$1,022.89	0.46%	$2.35

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

253

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

254

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$4,442,243
Receivables:
Investment Securities Sold	3,206
Fund Shares Sold	6,504
Prepaid Expenses and Other Assets	60

Total Assets	4,452,013

LIABILITIES:
Payables:
Affiliated Investment Company Shares Sold	85
Fund Shares Redeemed	9,624
Due to Advisor	777
Accrued Expenses and Other Liabilities	238

Total Liabilities	10,724

NET ASSETS	$4,441,289

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,443 and shares outstanding of 528,722	$6.51

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $4,437,846 and shares outstanding of 269,611,153	$16.46

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investment in Affiliated Investment Company at Cost	$3,454,200

NET ASSETS CONSIST OF:
Paid-In Capital	$4,788,452
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	12,961
Accumulated Net Realized Gain (Loss)	(1,348,339)
Net Unrealized Foreign Exchange Gain (Loss)	172
Net Unrealized Appreciation (Depreciation)	988,043

NET ASSETS	$4,441,289

See accompanying Notes to Financial Statements.

255

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,174)	$113,412
Interest	140
Income from Securities Lending	9,229
Expenses Allocated from Affiliated Investment Company	(8,633)

Total Investment Income	114,148

Expenses
Administrative Services Fees	7,097
Accounting & Transfer Agent Fees	82
Shareholder Servicing Fees — Class R2 Shares	8
Filing Fees	117
Shareholders’ Reports	169
Directors’/Trustees’ Fees & Expenses	58
Professional Fees	57
Other	49

Total Expenses	7,637

Net Investment Income (Loss)	106,511

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	45,432
Futures	(824)
Foreign Currency Transactions	2,711
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	988,043
Translation of Foreign Currency Denominated Amounts	172

Net Realized and Unrealized Gain (Loss)	1,035,534

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,142,045

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

256

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$106,511	$193,222	$160,985
Net Realized Gain (Loss) on:
Investment Securities Sold	45,432	414,722 †	120,165 †
Futures	(824)	—	—
Foreign Currency Transactions	2,711	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	988,043	(3,685,039)†	517,981 †
Translation of Foreign Currency Denominated Amounts	172	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,142,045	(3,077,095)	799,131

Distributions From:
Net Investment Income:
Class R2 Shares	(208)	(218)	—
Institutional Class Shares	(105,492)	(203,735)	(140,110)
Net Short-Term Gains:
Institutional Class Shares	—	(14,929)	(9,341)
Net Long-Term Gains:
Institutional Class Shares	—	(106,397)	(65,358)

Total Distributions	(105,700)	(325,279)	(214,809)

Capital Share Transactions:
Shares Issued	1,077,621	1,701,392	2,157,333
Shares Issued in Lieu of Cash Distributions	98,218	301,997	192,509
Shares Redeemed	(1,124,340)	(1,509,639)	(1,128,154)

Net Increase (Decrease) from Capital Share Transactions	51,499	493,750	1,221,688

Total Increase (Decrease) in Net Assets	1,087,844	(2,908,624)	1,806,010
Net Assets
Beginning of Period	3,353,445	6,262,069	4,456,059

End of Period	$4,441,289	$3,353,445	$6,262,069

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$12,961	$9,456	$20,513

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

257

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 Shares

	Year Ended Oct. 31, 2009		Period April 30, 2008(a) to Oct. 31, 2008

Net Asset Value, Beginning of Period	$5.16		$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.25	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.56		(4.46)

Total from Investment Operations	1.72		(4.21)

Less Distributions
Net Investment Income	(0.37)		(0.63)
Net Realized Gains	—		—

Total Distributions	(0.37)		(0.63)

Net Asset Value, End of Period	$6.51		$5.16

Total Return	34.86%		(44.63)%(	C)

Net Assets, End of Period (thousands)	$3,443		$3,372
Ratio of Expenses to Average Net Assets (D)	0.74%		0.73%(B	)(E)
Ratio of Net Investment Income to Average Net Assets	2.96%		7.47%(B	)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

258

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20

Income from Investment
Operations
Net Investment Income (Loss)	0.40	(A)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.92	(12.44)	3.09	5.37	1.89	3.58

Total from Investment Operations	4.32	(11.70)	3.81	6.03	2.37	3.84

Less Distributions
Net Investment Income	(0.40)	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)
Net Realized Gains	—	(0.49)	(0.38)	(0.34)	(0.01)	—

Total Distributions	(0.40)	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)

Net Asset Value, End of Period	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73

Total Return	35.11%	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%

Net Assets, End of Period (thousands)	$4,437,846	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989
Ratio of Expenses to Average Net Assets (D)	0.46%	0.44	%(B)	0.44%	0.44%	0.48%	0.51%
Ratio of Net Investment Income to Average Net Assets	3.00%	3.86	%(B)	2.89%	3.25%	2.86%	1.87%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

259

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the “Portfolio”) is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At October 31, 2009, the Portfolio owned 72% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of October 31, 2009, Class R1 shares has 100,000,000 authorized shares and has not commenced operations.

On November 1, 2008, The DFAInternational Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:   The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolio utilizes a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—      Level 1 – quoted prices in active markets for identical securities

—      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

260

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 is listed below (in thousands):

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$4,442,243	—	—	$4,442,243

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses. At October 31, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $101 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2009, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is

261

not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until March 1, 2010 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2009, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$2,694	$(2,694)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$156,076	$ 69,683	$225,759
2008	218,970	106,309	325,279
2009	105,700	—	105,700

262

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
$13,063	—	$(1,348,208)	$(1,335,145)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforwards in the amount of $1,348,208 to offset future realized capital gains expiring in 2016.

For the year ended October 31, 2009, the Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $44,756 (amount in thousands).

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,454,309	$1,035,783	$(47,849)	$987,934

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

263

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$1,393	263	$5,585	703	N/A	N/A
Shares Issued in Lieu of Cash Distributions	207	38	218	25	N/A	N/A
Shares Redeemed	(2,329)	(425)	(624)	(75)	N/A	N/A

Net Increase (Decrease) — Class R2 Shares	$(729)	(124)	$5,179	653	N/A	N/A

Institutional Class Shares
Shares Issued	$1,076,228	84,945	$1,695,807	84,544	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	98,011	7,185	301,779	13,697	192,509	7,988
Shares Redeemed	(1,122,011)	(89,725)	(1,509,015)	(76,488)	(1,128,154)	(45,424)

Net Increase (Decrease) — Institutional Class Shares	$52,228	2,405	$488,571	21,753	$1,221,688	49,279

*	Class R2 Shares commenced operations on April 30, 2008.

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

264

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At October 31, 2009, two shareholders held approximately 89% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 46% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

265

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA International Value Portfolio and

Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

266

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009, June 5, 2009, and July 8, 2009, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DIG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DIG*

1a	David G. Booth	754,612,895	96.26%	—	0.00%	29,301,677	3.74%	85.87%	0.00%	3.33%
1b	George M. Constantinides	753,991,785	96.18%	—	0.00%	29,922,787	3.82%	85.80%	0.00%	3.41%
1c	John P. Gould	753,344,569	96.10%	—	0.00%	30,570,003	3.90%	85.73%	0.00%	3.48%
1d	Roger G. Ibbotson	754,232,365	96.21%	—	0.00%	29,682,207	3.79%	85.83%	0.00%	3.38%
1e	Robert C. Merton	754,598,874	96.26%	—	0.00%	29,315,698	3.74%	85.87%	0.00%	3.34%
1f	Myron S. Scholes	754,057,040	96.19%	—	0.00%	29,857,532	3.81%	85.81%	0.00%	3.40%
1g	Eduardo A. Repetto	753,295,592	96.09%	—	0.00%	30,618,979	3.91%	85.72%	0.00%	3.48%
1h	Abbie J. Smith	754,123,603	96.20%	—	0.00%	29,790,969	3.80%	85.82%	0.00%	3.39%

	Shares Voted								Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DIG*	479,705,048	93.81%	7,503,436	1.47%	24,156,664	4.72%	NA	NA	54.59%	0.85%	2.75%

*	Results are for all Portfolios within DIG

DFA International Value Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	127,614,315	85.58%	14,496,066	9.72%	7,013,040	4.70%	NA	NA	48.32%	5.49%	2.66%	NA
5b	Making Loans	127,641,188	85.59%	14,331,582	9.61%	7,150,651	4.80%	NA	NA	48.33%	5.43%	2.71%	NA
5c	Investments in Real Estate	129,571,288	86.89%	12,561,171	8.42%	6,990,962	4.69%	NA	NA	49.06%	4.76%	2.65%	NA
5d	Investments in Commodities	127,850,565	85.73%	14,282,207	9.58%	6,990,649	4.69%	NA	NA	48.41%	5.41%	2.65%	NA
5e	Diversification of Investments	128,058,001	85.87%	13,639,129	9.15%	7,426,291	4.98%	NA	NA	48.49%	5.16%	2.81%	NA
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	126,781,111	85.02%	15,180,463	10.18%	7,161,847	4.80%	NA	NA	48.00%	5.75%	2.71%	NA
6b	Purchasing Securities on Margin	126,743,961	84.99%	15,230,781	10.21%	7,148,679	4.79%	NA	NA	47.99%	5.77%	2.71%	NA
6c	Investing in Restricted or Illiquid Securities	126,892,075	85.09%	15,147,599	10.16%	7,083,747	4.75%	NA	NA	48.05%	5.74%	2.68%	NA
6d	Investing for the Purpose of Exercising Control	127,557,569	85.54%	14,485,326	9.71%	7,080,526	4.75%	NA	NA	48.30%	5.48%	2.68%	NA
6e	Investing in Other Investment Companies	127,306,100	85.37%	14,765,431	9.90%	7,051,890	4.73%	NA	NA	48.20%	5.59%	2.67%	NA
6f	Management Ownership of Securities of an Issuer	127,523,344	85.52%	13,985,818	9.38%	7,614,259	5.11%	NA	NA	48.29%	5.30%	2.88%	NA
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	128,355,439	86.07%	13,751,004	9.22%	7,016,978	4.71%	NA	NA	48.60%	5.21%	2.66%	NA
6h	Investing in Securities of Unseasoned Issuers	127,429,787	85.45%	14,603,028	9.79%	7,090,605	4.75%	NA	NA	48.25%	5.53%	2.68%	NA
6i	Investing in Warrants	127,537,439	85.52%	13,993,622	9.38%	7,592,359	5.09%	NA	NA	48.29%	5.30%	2.87%	NA
6j	Writing or Acquiring Options	127,281,114	85.35%	14,227,906	9.54%	7,614,401	5.11%	NA	NA	48.19%	5.39%	2.88%	NA
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	129,446,599	86.81%	8,913,716	5.98%	10,763,106	7.22%	NA	NA	49.01%	3.38%	4.08%	NA

267

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

The U.S. Large Company Series vs.

S&P 500® Index

October 31, 1999-October 31, 2009

The U.S. Large Cap Value Series vs.

Russell 1000® Value Index

October 31, 1999-October 31, 2009

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends)

October 31, 1999-October 31, 2009

268

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

The United Kingdom Small Company Series vs.

MSCI UK Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

269

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 1999-October 31, 2009

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

April 2, 2007-October 31, 2009

270

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 1999-October 31, 2009

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 1999-October 31, 2009

271

THE DFA INVESTMENT TRUST COMPANY

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2009

The year ending October 31, 2009, was among the most volatile periods in U.S. market history. Broad market returns were positive with stocks represented by the mid cap index outperforming those within both small cap and large cap indexes and stocks represented by the growth index outperforming those represented by the value index. Investors moving out of stocks, beginning in late 2008 and extending into early 2009, contributed to high volatility and negative returns over that period. Markets turned higher sharply in March, and the size and value premiums both turned positive over the eight months ending October 2009. Although the large cap index outperformed the small cap index, and the growth index outperformed the value index, returns within the broader market (Russell 3000® Index) demonstrate that there was a positive small size premium and a positive value premium. This counterintuitive result occurred because the stock markets were characterized by extreme volatility, and the indexes, which are reconstituted annually, were not able to rebalance during the course of the year to maintain their intended asset class exposure. Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio’s holdings. Size is measured by market capitalization, and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 12 months ended October 31, 2009, the total return of the Russell Microcap® Index was 5.06%, the Russell 2000® Index was 6.46%, the CRSP 6-10 Index was 20.94%, and the MSCI US Small Cap 1750 Index was 14.11%. Large cap growth stocks outperformed large cap value stocks, as measured by the Russell 1000® Growth Index and Russell 1000® Value Index. Small cap growth stocks outperformed small cap value stocks, by a lesser amount than in large caps, as measured by the Russell 2000® Growth Index and Russell 2000® Value Index.

Total Return for 12 Months Ended October 31, 2009

Russell 2000® Index (small cap companies)	6.46%
Russell Midcap® Index (mid cap companies)	18.74%
Russell 1000® Index (large cap companies)	11.19%
Russell 3000® Value Index	4.55%
Russell 3000® Growth Index	17.04%

Further dividing the large, mid, and small cap market segments by value and growth characteristics shows more detail in the performance differences over the period.

Total Return for 12 Months Ended October 31, 2009

Russell 1000® Value Index (large cap value companies)	4.78%
Russell 1000® Growth Index (large cap growth companies)	17.50%
Russell Midcap® Value Index (mid cap value companies)	14.52%
Russell Midcap® Growth Index (mid cap growth companies)	22.48%
Russell 2500TM Value Index (small/mid cap value companies)	8.56%
Russell 2500TM Growth Index (small/mid cap growth companies)	18.20%
Russell 2000® Value Index (small cap value companies)	1.95%
Russell 2000® Growth Index (small cap growth companies)	11.34%

Source: Russell data copyright © Russell Investment Group 1995-2009, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2009 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of

272

REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors (the “Advisor”) generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Domestic Equity Series’ Performance Overview

The U.S. Large Company Series

The U.S. Large Company Series seeks to approximate the returns of the S&P 500® Index by purchasing shares in S&P 500® Index stocks in approximately the same proportions as they are represented in the Index. The Series was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2009, the total return was 10.17% for the Series and 9.80% for the S&P 500® Index Relative to the Index, outperformance was mostly due to the flexible trading approach employed by the Series to gain exposure to the performance of the Index during periods of index reconstitution.

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 213 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 11.90% for the Series and 4.78% for the Russell 1000® Value Index. The Series benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Series’ greater exposure to stocks with more pronounced value characteristics and composition differences along the value/growth dimension added approximately 4.2% to the relative performance. Differences in sector weights between the Series and Index also contributed to the outperformance. The Series’ larger allocation than the Index to consumer discretionary stocks, due to its strategy of maintaining consistent large cap value exposure, added approximately 3% to relative performance. The Series also benefited from composition differences among the Series’ basket of financial stocks, which added approximately 3.6% to relative performance.

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

273

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Gains in emerging markets were better, on average, than in developed markets, although results varied widely among the individual emerging markets countries. For the 12 month period, returns in U.S. dollars were 64.13% for the MSCI Emerging Markets Index (net dividends) and 27.83% for the MSCI World ex USA Index (net dividends).

12 Months Ended October 31, 2009

Country	U.S. Dollar Return
Argentina	53.21%
Brazil	91.55%
Chile	61.68%
China	82.16%
Czech Republic	26.83%
Hungary	63.54%
India	77.12%
Indonesia	127.39%
Israel	31.43%
Malaysia	56.99%
Mexico	39.79%

274

12 Months Ended October 31, 2009

Country	U.S. Dollar Return
Philippines	50.71%
Poland	23.09%
South Africa	61.69%
South Korea	56.17%
Taiwan	48.86%
Thailand	78.58%
Turkey	68.21%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

International Equity Series’ Performance Overview

The DFA International Value Series

The DFA International Value Series seeks to capture the returns of international large company value stocks by purchasing shares in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 465 stocks in 22 developed countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, value stocks outperformed growth stocks in international developed markets. Total returns were 35.41% for the Series and 27.83% for the MSCI World ex USA Index (net dividends). The Series’ greater allocation than the Index to value stocks (66% on average vs. 26% in the Index) added approximately 6.7% to the relative performance.

The Japanese Small Company Series

The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 1,313 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. Over the period, Japanese small company stocks outperformed Japanese large company stocks. For the 12 months ended October 31, 2009, total returns were 22.69% for the Series and 24.60% for the MSCI Japan Small Cap Index (net dividends). The Series holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Series underperformed primarily due to composition differences, a result of the Series’ process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors and asset classes. Consequently, slight differences in weights or in holdings between the Series and the Index had a significant impact on relative performance.

275

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 963 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, New Zealand, and Singapore (approximately 59%, 21%, 7%, and 13% respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks constructed by the Advisor. The allocations do not represent a forecast of future performance and are subject to change by the Advisor. The average non-equitized cash level for period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. Over the period, Asia Pacific small company stocks outperformed Asia Pacific large company stocks. For the 12 months ended October 31, 2009, total returns were 84.98% for the Series and 90.41% for the MSCI Pacific ex Japan Small Cap Index (net dividends). The Series holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Series underperformed primarily due to composition differences, a result of the Series’ process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors and asset classes. Consequently, slight differences in weights or in holdings between the Series and the Index had a significant impact on relative performance.

The United Kingdom Small Company Series

The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 386 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. Over the period, U.K. small company stocks outperformed U.K. large company stocks. For the 12 months ended October 31, 2009, total returns were 43.51% for the Series and 51.09% for the MSCI UK Small Cap Index (net dividends). The Series holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Series underperformed primarily due to composition differences, a result of the Series’ process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors and asset classes. Consequently, slight differences in weights or in holdings between the Series and the Index had a significant impact on relative performance.

The Continental Small Company Series

The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 1,234 stocks in 15 developed continental European countries. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks constructed by the Advisor. Country allocations do not represent a forecast of future performance and are subject to change by the Advisor. The average non-equitized cash level for period was less than 1% of the Series’ assets.

276

As a result of the Series’ diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. Over the period, continental European small company stocks outperformed continental European large company stocks. For the 12 months ended October 31, 2009, total returns were 43.78% for the Series and 57.29% for the MSCI Europe ex UK Small Cap Index (net dividends). The Series holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Series underperformed primarily due to composition differences, a result of the Series’ process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors and asset classes. Consequently, slight differences in weights or in holdings between the Series and the Index had a significant impact on relative performance.

The Canadian Small Company Series

The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 306 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market, rather than the behavior of a limited number of stocks. Over the period, Canadian small company stocks outperformed Canadian large company stocks. For the 12 months ended October 31, 2009, total returns were 61.67% for the Series and 63.84% for the MSCI Canada Small Cap Index (net dividends). The Series holds a large number of stocks, and no single stock explained a significant amount of the performance difference. Relative to the Index, the Portfolio underperformed primarily due to composition differences, a result of the Series’ process of continually rebalancing toward its target. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors and asset classes. Consequently, slight differences in weights or in holdings between the Series and the Index had a significant impact on relative performance.

The Emerging Markets Series

The Emerging Markets Series seeks to capture the returns of large company stocks in selected emerging markets. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 654 stocks in 18 emerging countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets. The Series’ target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Series’ diversified approach, performance was generally determined by structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 53.99% for the Series and 64.13% for the MSCI Emerging Markets Index (net dividends). The Series’ relative underperformance was primarily due to differences in country weights and in the composition of the Series’ holdings relative to the Index. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors and asset classes. Consequently, slight differences in weights or in holdings between the Series and the Index had a significant impact on relative performance.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 2,152 stocks in 16 emerging countries and

277

was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets. The Series’ target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Series’ diversified approach, performance was principally determined by structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 92.08% for the Series and 64.13% for the MSCI Emerging Markets Index (net dividends). The Series’ outperformance was primarily because small cap stocks dramatically outperformed large cap stocks during the period. Also, over the period, there was a wider than usual performance difference between the best and worst performing stocks within countries, industry sectors, and asset classes. Consequently, slight differences in weights or in holdings between the Series and the Index had a significant impact on relative performance.

278

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2009

EXPENSE TABLES

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*

The U.S. Large Company Series
Actual Fund Return	$1,000.00	$1,200.50	0.06%	$0.33
Hypothetical 5% Annual Return	$1,000.00	$1,024.90	0.06%	$0.31

The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,242.20	0.14%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

279

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,350.50	0.25%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,228.70	0.16%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,674.70	0.17%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,337.60	0.14%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,396.50	0.16%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,464.20	0.16%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,383.70	0.21%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,509.50	0.34%	$2.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

280

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Company Series
Consumer Discretionary	9.2%
Consumer Staples	11.9%
Energy	12.4%
Financials	13.6%
Health Care	12.6%
Industrials	10.0%
Information Technology	19.0%
Materials	3.4%
Real Estate Investment Trusts	1.1%
Telecommunication Services	3.1%
Utilities	3.7%

100.0%

The U.S. Large Cap Value Series
Consumer Discretionary	16.7%
Consumer Staples	6.4%
Energy	13.9%
Financials	31.3%
Health Care	5.5%
Industrials	14.7%
Information Technology	3.6%
Materials	3.8%
Telecommunication Services	3.6%
Utilities	0.5%

100.0%

The DFA International Value Series
Consumer Discretionary	13.2%
Consumer Staples	4.9%
Energy	6.0%
Financials	42.8%
Health Care	0.4%
Industrials	10.3%
Information Technology	3.1%
Materials	11.2%
Other	—
Telecommunication Services	6.9%
Utilities	1.2%

100.0%

281

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The Japanese Small Company Series
Consumer Discretionary	21.1%
Consumer Staples	10.4%
Energy	1.4%
Financials	10.4%
Health Care	4.0%
Industrials	27.4%
Information Technology	11.5%
Materials	12.9%
Other	—
Telecommunication Services	0.1%
Utilities	0.8%

100.0%

The Asia Pacific Small Company Series
Consumer Discretionary	23.1%
Consumer Staples	4.1%
Energy	6.8%
Financials	13.0%
Health Care	6.6%
Industrials	23.4%
Information Technology	5.0%
Materials	12.3%
Other	0.1%
Real Estate Investment Trusts	0.2%
Telecommunication Services	1.8%
Utilities	3.6%

100.0%

The United Kingdom Small Company Series
Consumer Discretionary	21.0%
Consumer Staples	4.3%
Energy	5.3%
Financials	14.2%
Health Care	3.6%
Industrials	33.0%
Information Technology	13.0%
Materials	4.4%
Other	—
Telecommunication Services	0.7%
Utilities	0.5%

100.0%

The Continental Small Company Series
Consumer Discretionary	14.2%
Consumer Staples	7.0%
Energy	5.4%
Financials	17.3%
Health Care	8.3%
Industrials	25.8%
Information Technology	8.6%
Materials	9.6%
Other	—
Telecommunication Services	1.0%
Utilities	2.8%

100.0%

The Canadian Small Company Series
Consumer Discretionary	13.6%
Consumer Staples	2.8%
Energy	20.6%
Financials	7.8%
Health Care	4.9%
Industrials	7.9%
Information Technology	6.4%
Materials	35.2%
Telecommunication Services	0.4%
Utilities	0.4%

100.0%

The Emerging Markets Series
Consumer Discretionary	6.3%
Consumer Staples	8.5%
Energy	12.9%
Financials	20.7%
Health Care	3.4%
Industrials	6.5%
Information Technology	13.7%
Materials	13.5%
Other	—
Telecommunication Services	10.7%
Utilities	3.8%

100.0%

The Emerging Markets Small Cap Series
Consumer Discretionary	19.3%
Consumer Staples	10.9%
Energy	1.3%
Financials	15.0%
Health Care	4.8%
Industrials	17.6%
Information Technology	9.3%
Materials	15.9%
Other	0.2%
Real Estate Investment Trusts	—
Telecommunication Services	1.3%
Utilities	4.4%

100.0%

282

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.1%)
Consumer Discretionary — (8.5%)
*Amazon.com, Inc.	126,572	$15,038,019	0.4%
Comcast Corp. Class A	1,092,473	15,840,859	0.4%
Disney (Walt) Co.	707,515	19,364,686	0.6%
#Home Depot, Inc.	648,891	16,280,675	0.5%
McDonald’s Corp.	415,454	24,349,759	0.7%
Other Securities		227,637,040	6.5%

Total Consumer Discretionary		318,511,038	9.1%

Consumer Staples — (11.0%)
Coca-Cola Co.	882,204	47,030,295	1.3%
Colgate-Palmolive Co.	189,741	14,919,335	0.4%
CVS Caremark Corp.	549,409	19,394,138	0.6%
Kraft Foods, Inc.	561,489	15,452,177	0.4%
PepsiCo, Inc.	593,045	35,908,875	1.0%
Philip Morris International, Inc.	736,409	34,876,330	1.0%
Procter & Gamble Co.	1,111,163	64,447,454	1.8%
Wal-Mart Stores, Inc.	822,201	40,846,946	1.2%
Other Securities		141,728,671	4.1%

Total Consumer Staples		414,604,221	11.8%

Energy — (11.4%)
Chevron Corp.	763,458	58,435,075	1.7%
ConocoPhillips	564,511	28,327,162	0.8%
Exxon Mobil Corp.	1,829,468	131,117,972	3.7%
Occidental Petroleum Corp.	308,646	23,420,058	0.7%
Schlumberger, Ltd.	455,987	28,362,391	0.8%
Other Securities		159,417,519	4.5%

Total Energy		429,080,177	12.2%

Financials — (12.5%)
American Express Co.	452,705	15,772,242	0.4%
Bank of America Corp.	3,293,490	48,019,084	1.4%
Citigroup, Inc.	4,964,744	20,305,803	0.6%
Goldman Sachs Group, Inc.	194,617	33,117,975	0.9%
JPMorgan Chase & Co.	1,497,052	62,531,862	1.8%
Morgan Stanley	517,407	16,619,113	0.5%
#U.S. Bancorp	727,850	16,900,677	0.5%
Wells Fargo & Co.	1,778,388	48,941,238	1.4%
Other Securities		209,712,141	6.0%

Total Financials		471,920,135	13.5%

Health Care — (11.7%)
Abbott Laboratories	588,498	29,760,344	0.8%
*Amgen, Inc.	386,571	20,770,460	0.6%
Bristol-Myers Squibb Co.	754,098	16,439,336	0.5%
*Gilead Sciences, Inc.	344,234	14,647,157	0.4%
Johnson & Johnson	1,049,083	61,948,351	1.8%
Medtronic, Inc.	421,338	15,041,767	0.4%
#Merck & Co., Inc.	802,803	24,830,697	0.7%
Pfizer, Inc.	3,069,869	52,279,869	1.5%
Schering-Plough Corp.	622,008	17,540,626	0.5%
Other Securities		186,020,772	5.3%

Total Health Care		439,279,379	12.5%

Industrials — (9.2%)
3M Co.	265,836	19,557,555	0.6%

283

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	4,045,427	$ 57,687,789	1.6%
United Parcel Service, Inc.	378,570	20,321,638	0.6%
United Technologies Corp.	358,323	22,018,948	0.6%
Other Securities		228,629,561	6.5%

Total Industrials		348,215,491	9.9%

Information Technology — (17.5%)
*Apple, Inc.	341,019	64,282,082	1.8%
*Cisco Sytems, Inc.	2,195,717	50,172,133	1.4%
*Google, Inc.	91,589	49,102,695	1.4%
Hewlett-Packard Co.	902,618	42,838,250	1.2%
Intel Corp.	2,131,047	40,724,308	1.2%
International Business Machines Corp.	499,027	60,187,646	1.7%
Microsoft Corp.	2,951,141	81,835,140	2.4%
Oracle Corp.	1,486,799	31,371,459	0.9%
QUALCOMM, Inc.	632,808	26,204,579	0.8%
Other Securities		214,771,869	6.1%

Total Information Technology		661,490,161	18.9%

Materials — (3.1%)
Other Securities		117,813,227	3.4%

Real Estate Investment Trusts — (1.0%)
Other Securities		37,279,130	1.1%

Telecommunication Services — (2.8%)
AT&T, Inc.	2,246,012	57,655,128	1.7%
Verizon Communications, Inc.	1,081,364	31,997,561	0.9%
Other Securities		17,544,350	0.5%

Total Telecommunication Services		107,197,039	3.1%

Utilities — (3.4%)
Other Securities		127,970,719	3.6%

TOTAL COMMON STOCKS		3,473,360,717	99.1%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $25,855,000, FNMA 6.50%, 06/25/39 valued at $27,826,444) to be repurchased at $27,414,434	$27,414	27,414,000	0.8%

284

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund LP	269,088,352	$ 269,088,352	7.7%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $2,507,470 FHLMC 5.793%(r), 01/01/37, valued at $1,408,594) to be repurchased at $1,367,576	$1,368	1,367,567	0.0%

TOTAL SECURITIES LENDING COLLATERAL		270,455,919	7.7%

TOTAL INVESTMENTS — (100.0%) (Cost $3,544,033,089)		$3,771,230,636	107.6%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$318,511,038	—	—	$318,511,038
Consumer Staples	414,604,221	—	—	414,604,221
Energy	429,080,177	—	—	429,080,177
Financials	471,920,135	—	—	471,920,135
Health Care	439,279,379	—	—	439,279,379
Industrials	348,215,491	—	—	348,215,491
Information Technology	661,490,161	—	—	661,490,161
Materials	117,813,227	—	—	117,813,227
Real Estate Investment Trusts	37,279,130	—	—	37,279,130
Telecommunication Services	107,197,039	—	—	107,197,039
Utilities	127,970,719	—	—	127,970,719
Temporary Cash Investments	—	$27,414,000	—	27,414,000
Securities Lending Collateral	—	270,455,919	—	270,455,919
Other Financial Instruments**	140,905	—	—	140,905

TOTAL	$3,473,501,622	$297,869,919	—	$3,771,371,541

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

285

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (93.1%)
Consumer Discretionary — (15.5%)
Carnival Corp.	2,624,598	$76,428,294	1.0%
CBS Corp. Class B	3,870,469	45,555,420	0.6%
Comcast Corp. Class A	11,512,642	166,933,309	2.2%
Comcast Corp. Special Class A	3,396,043	47,612,523	0.6%
#Disney (Walt) Co.	4,577,802	125,294,441	1.7%
*Liberty Media Corp. Entertainment Class A	2,954,309	91,051,803	1.2%
*Liberty Media Corp. Interactive Class A	3,585,265	40,656,905	0.6%
News Corp. Class A	5,810,104	66,932,398	0.9%
Time Warner Cable, Inc.	1,980,956	78,128,905	1.0%
Time Warner, Inc.	6,114,193	184,159,493	2.5%
Other Securities		325,704,783	4.3%

Total Consumer Discretionary		1,248,458,274	16.6%

Consumer Staples — (5.9%)
Archer-Daniels-Midland Co.	1,723,060	51,898,567	0.7%
CVS Caremark Corp.	4,840,631	170,874,274	2.3%
Kraft Foods, Inc.	2,137,904	58,835,118	0.8%
Other Securities		193,282,891	2.5%

Total Consumer Staples		474,890,850	6.3%

Energy — (13.0%)
Anadarko Petroleum Corp.	2,760,568	168,201,408	2.2%
#Chesapeake Energy Corp.	2,647,458	64,862,721	0.9%
ConocoPhillips	5,213,766	261,626,778	3.5%
Marathon Oil Corp.	3,280,335	104,872,310	1.4%
*National-Oilwell, Inc.	1,160,300	47,560,697	0.6%
XTO Energy, Inc.	2,156,495	89,623,932	1.2%
Other Securities		306,390,542	4.1%

Total Energy		1,043,138,388	13.9%

Financials — (29.1%)
Allstate Corp.	2,596,315	76,773,035	1.0%
Bank of America Corp.	16,675,426	243,127,711	3.2%
Bank of New York Mellon Corp.	1,972,678	52,591,595	0.7%
#Capital One Financial Corp.	1,815,684	66,454,034	0.9%
Chubb Corp.	1,669,873	81,022,238	1.1%
Citigroup, Inc.	19,573,191	80,054,351	1.1%
CME Group, Inc.	203,881	61,696,429	0.8%
JPMorgan Chase & Co.	7,983,370	333,465,365	4.4%
#Loews Corp.	2,592,160	85,800,496	1.1%
MetLife, Inc.	4,663,914	158,712,993	2.1%
#Morgan Stanley	3,619,297	116,251,820	1.5%
PNC Financial Services Group, Inc.	1,190,568	58,266,398	0.8%
Prudential Financial, Inc.	1,918,000	86,751,140	1.2%
Travelers Cos., Inc. (The)	3,328,076	165,704,904	2.2%
Unum Group	1,898,589	37,876,851	0.5%
Other Securities		634,916,189	8.5%

Total Financials		2,339,465,549	31.1%

Health Care — (5.1%)
*Thermo Fisher Scientific, Inc.	1,056,245	47,531,025	0.7%
UnitedHealth Group, Inc.	2,406,388	62,445,769	0.8%
*WellPoint, Inc.	2,580,122	120,646,505	1.6%
Other Securities		181,920,544	2.4%

Total Health Care		412,543,843	5.5%

286

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.7%)
Burlington Northern Santa Fe Corp.	1,930,415	$ 145,398,858	1.9%
#CSX Corp.	2,287,204	96,474,265	1.3%
#FedEx Corp.	599,693	43,591,684	0.6%
General Electric Co.	18,139,800	258,673,548	3.4%
Norfolk Southern Corp.	2,186,220	101,921,576	1.4%
#Northrop Grumman Corp.	1,926,678	96,584,368	1.3%
Union Pacific Corp.	2,835,808	156,366,453	2.1%
Other Securities		203,214,199	2.7%

Total Industrials		1,102,224,951	14.7%

Information Technology — (3.3%)
*Computer Sciences Corp.	946,932	48,018,922	0.7%
Other Securities		219,566,373	2.9%

Total Information Technology		267,585,295	3.6%

Materials — (3.6%)
#Alcoa, Inc.	4,317,440	53,622,605	0.7%
#Dow Chemical Co.	3,993,594	93,769,587	1.3%
#International Paper Co.	1,909,245	42,595,256	0.6%
#Weyerhaeuser Co.	1,105,551	40,175,723	0.5%
Other Securities		54,072,078	0.7%

Total Materials		284,235,249	3.8%

Telecommunication Services — (3.4%)
#AT&T, Inc.	8,438,300	216,611,161	2.9%
Other Securities		52,619,682	0.7%

Total Telecommunication Services		269,230,843	3.6%

Utilities — (0.5%)
Other Securities		39,398,283	0.5%

TOTAL COMMON STOCKS		7,481,171,525	99.6%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $39,850,000 FNMA 6.50%, 6/25/39, valued at $42,888,563) to be repurchased at $42,250,669	$42,250	42,250,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.4%)
§@DFA Short Term Investment Fund LP	512,733,772	512,733,772	6.8%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $3,853,074 FHLMC 5.793%(r), 01/01/37 & 5.945%(r), 07/01/37, valued at $2,684,003) to be repurchased at $2,605,845	$2,606	2,605,828	0.1%

TOTAL SECURITIES LENDING COLLATERAL		515,339,600	6.9%

TOTAL INVESTMENTS — (100.0%) (Cost $6,877,390,667)		$8,038,761,125	107.1%

287

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,248,458,274	—	—	$1,248,458,274
Consumer Staples	474,890,850	—	—	474,890,850
Energy	1,043,138,388	—	—	1,043,138,388
Financials	2,339,465,549	—	—	2,339,465,549
Health Care	412,543,843	—	—	412,543,843
Industrials	1,102,224,951	—	—	1,102,224,951
Information Technology	267,585,295	—	—	267,585,295
Materials	284,235,249	—	—	284,235,249
Telecommunication Services	269,230,843	—	—	269,230,843
Utilities	39,398,283	—	—	39,398,283
Temporary Cash Investments	—	$42,250,000	—	42,250,000
Securities Lending Collateral	—	515,339,600	—	515,339,600

TOTAL	$7,481,171,525	$557,589,600	—	$8,038,761,125

See accompanying Notes to Financial Statements.

288

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.2%)
AUSTRALIA — (4.5%)
Australia & New Zealand Banking Group, Ltd.	3,343,351	$68,191,374	1.1%
National Australia Bank, Ltd.	2,465,437	65,140,887	1.0%
Wesfarmers, Ltd.	1,898,047	47,362,464	0.8%
Other Securities		141,329,082	2.3%

TOTAL AUSTRALIA		322,023,807	5.2%

AUSTRIA — (0.5%)
Other Securities		34,182,743	0.6%

BELGIUM — (0.5%)
Other Securities		38,019,953	0.6%

CANADA — (7.6%)
EnCana Corp.	671,498	37,234,767	0.6%
#Manulife Financial Corp.	2,074,478	38,918,630	0.6%
*Teck Resources, Ltd. Class B	1,418,230	41,168,712	0.7%
#Thomson Reuters Corp.	1,832,184	58,281,755	0.9%
#Toronto Dominion Bank	944,998	53,867,637	0.9%
Other Securities		318,836,929	5.2%

TOTAL CANADA		548,308,430	8.9%

DENMARK — (1.1%)
Other Securities		77,023,723	1.2%

FINLAND — (0.6%)
Other Securities		40,451,320	0.7%

FRANCE — (8.3%)
#AXA SA	2,818,397	70,093,978	1.1%
BNP Paribas SA	913,891	68,847,185	1.1%
#Compagnie de Saint-Gobain SA	846,142	41,232,265	0.7%
#Lafarge SA	467,217	37,923,901	0.6%
#Societe Generale Paris SA	913,312	60,662,002	1.0%
Vivendi SA	2,686,677	74,534,678	1.2%
Other Securities		244,803,391	4.0%

TOTAL FRANCE		598,097,400	9.7%

GERMANY — (7.4%)
Allianz SE	442,712	50,712,808	0.8%
#Bayerische Motoren Werke AG	915,762	44,797,554	0.7%
#Daimler AG	1,684,003	81,364,327	1.3%
#Deutsche Bank AG	774,190	56,245,973	0.9%
#Deutsche Telekom AG	2,621,866	35,693,819	0.6%
Deutsche Telekom AG Sponsored ADR	2,809,150	38,035,891	0.6%
Munchener Rueckversicherungs-Gesellschaft AG	388,934	61,534,351	1.0%
Other Securities		167,080,419	2.7%

TOTAL GERMANY		535,465,142	8.6%

GREECE — (0.3%)
Other Securities		19,019,902	0.3%

HONG KONG — (2.7%)
Cheung Kong Holdings, Ltd.	3,224,000	41,120,708	0.7%
Hutchison Whampoa, Ltd.	5,568,000	39,081,157	0.6%
Other Securities		117,731,620	1.9%

TOTAL HONG KONG		197,933,485	3.2%

289

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.0%)
Other Securities		$57,893	0.0%

ITALY — (2.9%)
#*Intesa Sanpaolo SpA	11,201,860	47,142,793	0.8%
*UniCredito SpA	19,413,366	65,038,767	1.0%
Other Securities		98,411,874	1.6%

TOTAL ITALY		210,593,434	3.4%

JAPAN — (11.7%)
FUJIFILM Holdings Corp.	1,257,700	35,755,504	0.6%
*Nissan Motor Co., Ltd.	4,991,500	36,119,215	0.6%
Sony Corp. Sponsored ADR	1,725,386	50,709,095	0.8%
Other Securities		726,760,636	11.7%

TOTAL JAPAN		849,344,450	13.7%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	82,806,981	1.3%
*ING Groep NV	3,093,625	40,259,293	0.7%
Philips Electronics NV	3,072,622	77,186,781	1.2%
Other Securities		69,089,143	1.1%

TOTAL NETHERLANDS		269,342,198	4.3%

NEW ZEALAND — (0.1%)
Other Securities		8,185,686	0.1%

NORWAY — (1.0%)
Other Securities		75,691,447	1.2%

PORTUGAL — (0.2%)
Other Securities		13,072,321	0.2%

SINGAPORE — (1.6%)
DBS Group Holdings, Ltd.	4,164,750	38,138,997	0.6%
Other Securities		78,569,480	1.3%

TOTAL SINGAPORE		116,708,477	1.9%

SPAIN — (4.7%)
Banco Santander SA	5,654,108	90,987,342	1.5%
Banco Santander SA Sponsored ADR	5,549,048	89,117,711	1.4%
#Repsol YPF SA Sponsored ADR	1,332,613	35,447,506	0.6%
Other Securities		120,997,642	1.9%

TOTAL SPAIN		336,550,201	5.4%

SWEDEN — (2.9%)
#Nordea Bank AB	6,583,962	70,668,421	1.2%
Other Securities		138,442,067	2.2%

TOTAL SWEDEN		209,110,488	3.4%

SWITZERLAND — (6.3%)
Credit Suisse Group AG	1,755,349	93,836,004	1.5%
#Credit Suisse Group AG Sponsored ADR	840,377	44,792,094	0.7%
#*Holcim, Ltd.	650,248	41,384,888	0.7%
*UBS AG	3,481,616	58,055,052	1.0%
Zurich Financial Services AG	322,012	73,738,360	1.2%
Other Securities		144,088,911	2.3%

TOTAL SWITZERLAND		455,895,309	7.4%

290

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (16.6%)
*Anglo American P.L.C.	1,329,421	$48,102,581	0.8%
Aviva P.L.C.	7,396,866	46,253,871	0.7%
#*Barclays P.L.C. Sponsored ADR	2,451,654	51,239,569	0.8%
#HSBC Holdings P.L.C. Sponsored ADR	3,278,400	181,590,576	2.9%
Kingfisher P.L.C.	9,743,172	35,612,473	0.6%
#Royal Dutch Shell P.L.C. ADR	2,252,783	131,021,859	2.1%
Vodafone Group P.L.C.	34,976,333	77,082,062	1.2%
#Vodafone Group P.L.C. Sponsored ADR	7,395,974	164,116,663	2.7%
*Xstrata P.L.C.	3,245,577	46,747,872	0.8%
Other Securities		419,126,814	6.8%

TOTAL UNITED KINGDOM		1,200,894,340	19.4%

TOTAL COMMON STOCKS		6,155,972,149	99.4%

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
Other Securities		41,059	0.0%

ITALY — (0.0%)
Other Securities		76,976	0.0%

TOTAL RIGHTS/WARRANTS		118,035	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $13,010,000 FNMA 6.50%, 06/25/39, valued at $14,002,013) to be repurchased at $13,790,218	$13,790	13,790,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund LP	1,055,086,714	1,055,086,714	17.1%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,212,860) to be repurchased at $1,189,085	$1,189	1,189,078	0.0%

TOTAL SECURITIES LENDING COLLATERAL		1,056,275,792	17.1%

TOTAL INVESTMENTS — (100.0%) (Cost $5,830,288,347)		$7,226,155,976	116.7%

291

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,073,789	$319,950,018	—	$322,023,807
Austria	—	34,182,743	—	34,182,743
Belgium	3,586,620	34,433,333	—	38,019,953
Canada	548,308,430	—	—	548,308,430
Denmark	—	77,023,723	—	77,023,723
Finland	1,516,659	38,934,661	—	40,451,320
France	3,494,320	594,603,080	—	598,097,400
Germany	98,912,195	436,552,947	—	535,465,142
Greece	4,501,802	14,518,100	—	19,019,902
Hong Kong	—	197,933,485	—	197,933,485
Ireland	57,893	—	—	57,893
Italy	29,729,570	180,863,864	—	210,593,434
Japan	56,497,996	792,846,454	—	849,344,450
Malaysia	—	—	—	—
Netherlands	10,297,313	259,044,885	—	269,342,198
New Zealand	—	8,185,686	—	8,185,686
Norway	401,330	75,290,117	—	75,691,447
Portugal	—	13,072,321	—	13,072,321
Singapore	—	116,708,477	—	116,708,477
Spain	131,434,682	205,115,519	—	336,550,201
Sweden	7,351,053	201,759,435	—	209,110,488
Switzerland	46,226,255	409,669,054	—	455,895,309
United Kingdom	564,527,406	636,366,934	—	1,200,894,340
Rights/Warrants
Germany	—	41,059	—	41,059
Italy	76,976	—	—	76,976
Temporary Cash Investments	—	13,790,000	—	13,790,000
Securities Lending Collateral	—	1,056,275,792	—	1,056,275,792

TOTAL	$1,508,994,289	$5,717,161,687	—	$7,226,155,976

See accompanying Notes to Financial Statements.

292

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.1%)
Consumer Discretionary — (18.4%)
#K’s Holdings Corp.	130,772	$4,237,998	0.4%
Nissan Shatai Co., Ltd.	407,023	3,430,896	0.3%
PanaHome Corp.	440,200	2,756,561	0.2%
#Saizeriya Co., Ltd.	168,800	3,256,721	0.3%
Shochiku Co., Ltd.	416,400	3,658,864	0.3%
#Tomy Co., Ltd.	313,193	2,764,145	0.2%
Other Securities		227,372,576	19.2%

Total Consumer Discretionary		247,477,761	20.9%

Consumer Staples — (9.1%)
Fancl Corp.	170,300	3,039,176	0.3%
Itoham Foods, Inc.	693,800	2,742,506	0.2%
Life Corp.	183,900	3,224,609	0.3%
*Megmilk Snow Brand Co., Ltd.	180,000	3,549,408	0.3%
Morinaga Milk Industry Co., Ltd.	852,000	3,975,218	0.3%
Nippon Flour Mills Co., Ltd.	604,000	3,069,254	0.3%
#Nisshin Oillio Group, Ltd. (The)	548,000	2,887,732	0.2%
Other Securities		99,240,254	8.4%

Total Consumer Staples		121,728,157	10.3%

Energy — (1.2%)
Other Securities		16,608,436	1.4%

Financials — (9.1%)
Aichi Bank, Ltd. (The)	34,100	2,859,215	0.2%
#Bank of Iwate, Ltd. (The)	57,400	3,400,866	0.3%
Century Tokyo Leasing Corp.	308,990	3,451,730	0.3%
#Fukui Bank, Ltd. (The)	841,000	2,791,181	0.2%
Okasan Securities Group, Inc.	594,000	2,807,164	0.2%
#*Senshu Ikeda Holdings, Inc.	1,258,000	4,304,438	0.4%
Tokai Tokyo Financial Holdings, Inc.	898,000	2,910,323	0.3%
Yamagata Bank, Ltd.	584,500	2,803,136	0.2%
Other Securities		96,639,604	8.2%

Total Financials		121,967,657	10.3%

Health Care — (3.5%)
Hogy Medical Co., Ltd.	50,300	2,703,731	0.2%
Kaken Pharmaceutical Co., Ltd.	348,000	3,148,930	0.3%
Kyorin Co., Ltd.	177,000	2,830,803	0.3%
Nippon Shinyaku Co., Ltd.	237,000	3,278,069	0.3%
Nipro Corp.	180,100	3,888,012	0.3%
Other Securities		31,071,410	2.6%

Total Health Care		46,920,955	4.0%

Industrials — (23.9%)
#Daiseki Co., Ltd.	147,263	2,893,882	0.3%
*Ebara Corp.	825,000	3,624,591	0.3%
#*Iseki & Co., Ltd.	759,000	2,841,757	0.2%
Kyowa Exeo Corp.	306,000	2,802,620	0.2%
#Meidensha Corp.	764,050	3,828,337	0.3%
Miura Co., Ltd.	132,100	3,689,039	0.3%
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,682,995	0.2%
Takara Standard Co., Ltd.	515,000	2,970,448	0.3%
#Toshiba Plant Kensetsu Co., Ltd.	219,450	2,872,309	0.2%
Other Securities		292,927,396	24.8%

Total Industrials		321,133,374	27.1%

293

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (10.0%)
#*Dainippon Screen Manufacturing Co., Ltd.	652,000	$2,771,193	0.2%
eAccess, Ltd.	4,312	3,024,281	0.3%
Hosiden Corp.	243,000	2,942,705	0.3%
IT Holdings Corp.	262,001	3,228,913	0.3%
Ryosan Co., Ltd.	122,000	2,913,094	0.2%
Other Securities		119,972,304	10.1%

Total Information Technology		134,852,490	11.4%

Materials — (11.2%)
Adeka Corp.	341,200	3,127,162	0.2%
#FP Corp.	63,900	3,165,602	0.3%
Hokuetsu Kishu Paper Co., Ltd.	601,199	3,109,276	0.2%
Kureha Corp.	627,500	3,384,770	0.3%
Nifco, Inc.	162,700	3,329,607	0.3%
Nihon Parkerizing Co., Ltd.	230,000	2,726,796	0.2%
#Nippon Paint Co., Ltd.	727,200	4,364,964	0.4%
#NOF Corp.	701,000	3,179,395	0.3%
Toagosei Co., Ltd.	897,000	3,137,826	0.3%
Other Securities		121,727,189	10.3%

Total Materials		151,252,587	12.8%

Telecommunication Services — (0.0%)
Other Securities		596,409	0.1%

Utilities — (0.7%)
#Saibu Gas Co., Ltd.	1,291,000	3,693,034	0.3%
Other Securities		5,914,064	0.5%

Total Utilities		9,607,098	0.8%

TOTAL COMMON STOCKS		1,172,144,924	99.1%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $115,000 FNMA 6.50%, 06/25/39, valued at $123,769) to be repurchased at $118,002	$118	118,000	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@DFA Short Term Investment Fund LP	172,297,110	172,297,110	14.6%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $752,982) to be repurchased at $738,222	$738	738,218	0.0%

TOTAL SECURITIES LENDING COLLATERAL		173,035,328	14.6%

294

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,560,342,919)	$1,345,298,252	113.7%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$247,477,761	—	$247,477,761
Consumer Staples	$3,549,408	118,178,749	—	121,728,157
Energy	—	16,608,436	—	16,608,436
Financials	4,304,438	117,663,219	—	121,967,657
Health Care	—	46,920,955	—	46,920,955
Industrials	176,637	320,956,737	—	321,133,374
Information Technology	—	134,852,490	—	134,852,490
Materials	—	151,252,587	—	151,252,587
Telecommunication Services	—	596,409	—	596,409
Utilities	—	9,607,098	—	9,607,098
Temporary Cash Investments	—	118,000	—	118,000
Securities Lending Collateral	—	173,035,328	—	173,035,328

TOTAL	$8,030,483	$1,337,267,769	—	$1,345,298,252

See accompanying Notes to Financial Statements.

295

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.9%)
AUSTRALIA — (48.9%)
#Adelaide Brighton, Ltd.	1,480,311	$3,724,318	0.5%
#*Andean Resources, Ltd.	1,464,837	2,876,891	0.4%
#APA Group, Ltd.	1,044,302	2,954,348	0.4%
*Austar United Communications, Ltd.	3,107,163	3,602,715	0.5%
Australian Infrastructure Fund	2,805,723	4,426,075	0.7%
#Australian Pharmaceutical Industries, Ltd. (6002840)	5,079,394	3,377,108	0.5%
*Australian Pharmaceutical Industries, Ltd. (60028RR)	4,331,586	2,904,802	0.4%
Australian Worldwide Exploration, Ltd.	1,482,305	3,397,856	0.5%
#AWB, Ltd.	3,807,619	4,157,632	0.6%
#Bradken, Ltd.	582,247	3,202,182	0.5%
#Campbell Brothers, Ltd.	240,269	6,196,971	0.9%
*Centamin Egypt, Ltd.	2,112,300	4,331,276	0.6%
#Centennial Coal Co., Ltd.	1,196,500	3,341,606	0.5%
Challenger Financial Services Group, Ltd.	1,750,037	5,754,880	0.8%
#ConnectEast Group, Ltd.	8,607,304	3,049,683	0.5%
#Crane Group, Ltd.	345,440	2,783,584	0.4%
#David Jones, Ltd.	1,296,067	6,140,136	0.9%
#Downer EDI, Ltd.	908,261	6,914,045	1.0%
#DUET Group, Ltd.	2,903,270	4,392,324	0.6%
#Flight Centre, Ltd.	192,954	2,910,033	0.4%
#*Graincorp, Ltd. Series A	461,398	2,868,614	0.4%
#Healthscope, Ltd.	857,741	3,640,247	0.5%
Invocare, Ltd.	637,257	3,346,428	0.5%
#IOOF Holdings, Ltd.	950,183	4,451,477	0.7%
#JB Hi-Fi, Ltd.	281,420	5,175,392	0.8%
#*Karoon Gas Australia, Ltd.	628,673	4,257,692	0.6%
Monadelphous Group, Ltd.	302,955	3,598,672	0.5%
#*Mount Gibson Iron, Ltd.	3,114,599	3,290,085	0.5%
Navitas, Ltd.	1,205,167	4,012,073	0.6%
*Pacific Brands, Ltd.	4,412,120	5,137,506	0.8%
#*PanAust, Ltd.	8,757,197	3,578,848	0.5%
#Perpetual Trustees Australia, Ltd.	95,745	3,190,548	0.5%
#Reece Australia, Ltd.	238,457	5,244,014	0.8%
#*Riversdale Mining, Ltd.	692,356	3,279,236	0.5%
#Seek, Ltd.	666,916	3,584,917	0.5%
Sigma Pharmaceuticals, Ltd.	4,862,235	4,070,078	0.6%
#Spark Infrastructure Group, Ltd.	2,596,492	2,815,225	0.4%
Super Cheap Auto Group, Ltd.	718,503	3,377,562	0.5%
*Tap Oil, Ltd.	3,987,713	3,732,072	0.6%
#Ten Network Holdings, Ltd.	2,056,782	2,807,921	0.4%
Tower Australia Group, Ltd.	1,159,243	3,055,999	0.5%
Transfield Services, Ltd.	753,413	2,840,717	0.4%
#West Australian Newspapers Holdings, Ltd.	709,322	4,717,984	0.7%
#Wotif.com Holdings, Ltd.	538,244	2,893,564	0.4%
Other Securities		229,192,872	33.7%

TOTAL AUSTRALIA		398,598,208	58.5%

HONG KONG — (17.2%)
Daphne International Holdings, Ltd.	4,086,000	3,088,086	0.5%
Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,974,469	0.4%
Pacific Basin Shipping, Ltd.	3,924,000	2,888,627	0.4%
Other Securities		131,448,120	19.3%

TOTAL HONG KONG		140,399,302	20.6%

MALAYSIA — (0.0%)
Other Securities		3,780	0.0%

296

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (5.7%)
#Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	$5,359,380	0.8%
Sky City Entertainment Group, Ltd.	2,535,089	6,262,217	0.9%
Other Securities		35,214,606	5.2%

TOTAL NEW ZEALAND		46,836,203	6.9%

SINGAPORE — (11.1%)
Venture Corp., Ltd.	504,000	3,215,158	0.5%
Other Securities		87,252,814	12.8%

TOTAL SINGAPORE		90,467,972	13.3%

TOTAL COMMON STOCKS		676,305,465	99.3%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		518,901	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		38,010	0.0%

HONG KONG — (0.0%)
Other Securities		311,564	0.0%

SINGAPORE — (0.0%)
Other Securities		16,019	0.0%

TOTAL RIGHTS/WARRANTS		365,593	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $465,000 FNMA 6.50%, 06/25/39, valued at $500,456) to be repurchased at $490,008	$490	490,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund LP	133,343,064	133,343,064	19.6%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,861,165) to be repurchased at $4,765,876	$4,766	4,765,848	0.7%

TOTAL SECURITIES LENDING COLLATERAL		138,108,912	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $748,104,019)		$815,788,871	119.8%

297

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,134,169	$394,464,039	—	$398,598,208
Hong Kong	364,876	140,034,426	—	140,399,302
Malaysia	—	3,780	—	3,780
New Zealand	—	46,836,203	—	46,836,203
Singapore	2,266,376	88,201,596	—	90,467,972
Preferred Stocks
Australia	—	518,901	—	518,901
Rights/Warrants
Australia	1,380	36,630	—	38,010
Hong Kong	29,621	281,943	—	311,564
Singapore	16,019	—	—	16,019
Temporary Cash Investments	—	490,000	—	490,000
Securities Lending Collateral	—	138,108,912	—	138,108,912

TOTAL	$6,812,441	$808,976,430	—	$815,788,871

See accompanying Notes to Financial Statements.

298

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.2%)
Aegis Group P.L.C.	3,279,567	$5,895,612	0.8%
Bellway P.L.C.	420,170	5,025,477	0.7%
*DSG International P.L.C.	10,089,373	5,051,941	0.7%
Halfords Group P.L.C.	837,680	5,371,161	0.7%
Informa P.L.C.	1,440,320	6,909,243	0.9%
United Business Media P.L.C.	864,643	6,542,539	0.8%
WH Smith P.LC.	588,205	4,851,076	0.6%
Other Securities		120,525,991	15.6%

Total Consumer Discretionary		160,173,040	20.8%

Consumer Staples — (4.2%)
PZ Cussons P.L.C.	1,348,567	5,515,893	0.7%
Other Securities		27,693,553	3.6%

Total Consumer Staples		33,209,446	4.3%

Energy — (5.2%)
*Dana Petroleum P.L.C.	333,328	6,973,969	0.9%
*Premier Oil P.L.C.	335,099	6,460,840	0.8%
*Soco International P.L.C.	258,739	5,459,305	0.7%
Other Securities		21,961,724	2.9%

Total Energy		40,855,838	5.3%

Financials — (13.8%)
Aberdeen Asset Management P.L.C.	2,558,118	5,538,248	0.7%
Amlin P.L.C.	1,027,564	5,947,701	0.8%
Catlin Group, Ltd.	977,375	5,277,316	0.7%
Close Brothers Group P.L.C.	481,680	5,539,027	0.7%
#Henderson Group P.L.C.	2,936,019	6,189,595	0.8%
Hiscox, Ltd.	1,535,730	8,053,774	1.1%
IG Group Holdings P.L.C.	1,241,907	6,140,967	0.8%
Jardine Lloyd Thompson Group P.L.C.	663,478	4,936,106	0.6%
#Provident Financial P.L.C.	485,695	7,409,228	1.0%
Other Securities		54,027,848	7.0%

Total Financials		109,059,810	14.2%

Health Care — (3.4%)
SSL International P.L.C.	753,239	7,822,386	1.0%
Other Securities		19,383,617	2.5%

Total Health Care		27,206,003	3.5%

Industrials — (31.8%)
Aggreko P.L.C.	611,546	7,601,086	1.0%
Babcock International Group P.L.C.	853,247	8,470,820	1.1%
Carillion P.L.C.	1,523,518	7,339,374	1.0%
Charter International P.L.C.	614,873	6,992,444	0.9%
Chemring Group P.L.C.	128,869	5,527,463	0.7%
De la Rue P.L.C.	387,017	5,796,504	0.7%
Hays P.L.C.	5,101,389	8,172,104	1.1%
#Homeserve P.L.C.	227,284	6,015,087	0.8%
IMI P.L.C.	1,191,221	8,401,977	1.1%
Intertek Group P.L.C.	539,854	11,091,513	1.4%
Meggitt P.L.C.	1,630,199	6,527,012	0.8%
Michael Page International P.L.C.	1,235,568	6,511,423	0.8%
Qinetiq P.L.C.	2,172,472	5,838,845	0.8%
Regus P.L.C.	3,220,926	5,379,876	0.7%
Spirax-Sarco Engineering P.L.C.	301,608	5,381,748	0.7%

299

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
Tomkins P.L.C.	3,282,427	$9,005,026	1.2%
Travis Perkins P.L.C.	482,448	5,951,606	0.8%
Ultra Electronics Holdings P.L.C.	267,145	5,766,343	0.7%
VT Group P.L.C.	677,021	6,026,593	0.8%
Weir Group P.L.C. (The)	479,090	5,490,425	0.7%
Other Securities		115,352,022	15.0%

Total Industrials		252,639,291	32.8%

Information Technology — (12.5%)
ARM Holdings P.L.C.	4,777,637	11,606,124	1.5%
Dimension Data Holdings P.L.C.	5,615,130	6,524,511	0.8%
Halma P.L.C.	1,486,473	5,547,008	0.7%
Logica P.L.C.	3,037,910	5,759,339	0.8%
*Misys P.L.C.	1,982,492	6,711,250	0.9%
Rotork P.L.C.	350,626	6,524,289	0.8%
Spectris P.L.C.	490,382	5,442,149	0.7%
Other Securities		51,368,435	6.7%

Total Information Technology		99,483,105	12.9%

Materials — (4.2%)
Croda International P.L.C.	484,717	5,935,810	0.7%
Mondi P.L.C.	943,611	5,208,467	0.7%
Other Securities		22,152,270	2.9%

Total Materials		33,296,547	4.3%

Other — (0.0%)
Other Securities		295,816	0.0%

Telecommunication Services — (0.7%)
Other Securities		5,415,067	0.7%

Utilities — (0.4%)
Other Securities		3,451,570	0.5%

TOTAL COMMON STOCKS		765,085,533	99.3%

RIGHTS/WARRANTS — (0.1%)
Other Securities		1,093,389	0.1%

TOTAL RIGHTS/WARRANTS		1,093,389	0.1%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,070,000 FNMA 6.50%, 06/25/39,valued at $2,227,838) to be repurchased at $2,191,035	$2,191	2,191,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.2%)
§@DFA Short Term Investment Fund LP	24,472,278	24,472,278	3.2%

300

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $527,028) to be repurchased at $516,697	$517	516,694	0.1%

TOTAL SECURITIES LENDING COLLATERAL		24,988,972	3.3%

TOTAL INVESTMENTS — (100.0%) (Cost $851,007,486)		$793,358,894	103.0%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$160,173,040	—	$160,173,040
Consumer Staples	—	33,209,446	—	33,209,446
Energy	—	40,855,838	—	40,855,838
Financials	$626	109,059,184	—	109,059,810
Health Care	—	27,206,003	—	27,206,003
Industrials	35,451	252,603,840	—	252,639,291
Information Technology	—	99,483,105	—	99,483,105
Materials	—	33,296,547	—	33,296,547
Other	—	295,816	—	295,816
Telecommunication Services	—	5,415,067	—	5,415,067
Utilities	—	3,451,570	—	3,451,570
Rights/Warrants	415,536	677,853	—	1,093,389
Temporary Cash Investments	—	2,191,000	—	2,191,000
Securities Lending Collateral	—	24,988,972	—	24,988,972

TOTAL	$451,613	$792,907,281	—	$793,358,894

See accompanying Notes to Financial Statements.

301

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
AUSTRIA — (2.9%)
Andritz AG	116,739	$6,428,780	0.4%
Other Securities		46,101,446	2.8%

TOTAL AUSTRIA		52,530,226	3.2%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	5,925,427	0.4%
Bekaert SA	56,746	7,297,993	0.5%
Other Securities		56,164,707	3.4%

TOTAL BELGIUM		69,388,127	4.3%

DENMARK — (2.3%)
Other Securities		42,483,853	2.6%

FINLAND — (7.0%)
Elisa Oyj	276,614	5,356,961	0.3%
KCI Konecranes Oyj	234,271	6,252,168	0.4%
#*Metso Corp. Oyj	206,460	5,765,320	0.4%
*M-Real Oyj Series B	3,798,185	5,517,413	0.3%
#Nokian Renkaat Oyj	325,926	6,954,619	0.4%
Tieto Oyj	277,638	5,544,956	0.3%
Other Securities		92,587,386	5.7%

TOTAL FINLAND		127,978,823	7.8%

FRANCE — (12.3%)
Arkema SA	199,362	7,610,594	0.5%
*Atos Origin SA	143,571	6,721,508	0.4%
#Bourbon SA	162,224	6,746,721	0.4%
Establissements Maurel et Prom SA	305,061	6,132,788	0.4%
*Gemalto NV	149,247	6,272,472	0.4%
#Neopost SA	61,086	5,345,872	0.3%
Nexans SA	92,377	6,523,139	0.4%
Societe BIC SA	84,787	5,884,544	0.3%
#*Valeo SA	232,962	6,323,949	0.4%
Other Securities		167,942,426	10.3%

TOTAL FRANCE		225,504,013	13.8%

GERMANY — (13.4%)
*Aareal Bank AG	561,290	12,138,286	0.7%
Aixtron AG	259,027	7,740,951	0.5%
Aurubis AG	146,836	5,824,231	0.4%
Bilfinger Berger AG	162,980	10,434,934	0.6%
DVB Bank SE	173,470	6,413,252	0.4%
Lanxess AG	218,704	6,875,309	0.4%
MTU Aero Engines Holding AG	163,223	7,393,072	0.4%
Rheinmetall AG	107,359	5,829,585	0.4%
Rhoen-Klinikum AG	379,608	9,172,173	0.6%
#*SGL Carbon SE	217,830	8,239,684	0.5%
Software AG	70,053	6,245,235	0.4%
Wincor Nixdorf AG	112,151	6,558,995	0.4%
Other Securities		151,967,940	9.3%

TOTAL GERMANY		244,833,647	15.0%

GREECE — (3.5%)
Bank of Greece S.A.	73,229	5,536,868	0.4%
Other Securities		58,866,685	3.6%

TOTAL GREECE		64,403,553	4.0%

302

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (2.6%)
DCC P.L.C	308,989	$8,138,971	0.5%
*Dragon Oil P.L.C.	1,347,570	9,171,834	0.6%
Paddy Power P.L.C.	180,573	5,778,573	0.3%
Other Securities		25,358,738	1.6%

TOTAL IRELAND		48,448,116	3.0%

ITALY — (7.9%)
Banca Popolare di Milano Scarl	1,012,836	7,535,855	0.4%
Other Securities		138,031,663	8.5%

TOTAL ITALY		145,567,518	8.9%

NETHERLANDS — (5.4%)
Imtech NV	248,834	6,325,202	0.4%
Nutreco Holding NV	139,331	7,032,903	0.4%
Other Securities		85,739,447	5.3%

TOTAL NETHERLANDS		99,097,552	6.1%

NORWAY — (3.8%)
Tandberg ASA Series A	208,204	5,570,172	0.3%
*TGS Nopec Geophysical Co. ASA	404,241	6,130,506	0.4%
Other Securities		58,632,730	3.6%

TOTAL NORWAY		70,333,408	4.3%

PORTUGAL — (1.4%)
Other Securities		26,035,355	1.6%

SPAIN — (4.9%)
Ebro Puleva SA	312,280	5,946,769	0.3%
Other Securities		84,329,623	5.2%

TOTAL SPAIN		90,276,392	5.5%

SWEDEN — (5.7%)
Boliden AB	497,124	5,986,022	0.4%
#Elekta AB Series B	302,500	5,701,787	0.3%
Other Securities		92,630,985	5.7%

TOTAL SWEDEN		104,318,794	6.4%

SWITZERLAND — (11.6%)
*Aryzta AG	265,691	10,429,578	0.6%
*Bank Sarasin & Cie AG Series B	172,644	6,874,386	0.4%
*Clariant AG	756,817	7,235,446	0.5%
#PSP Swiss Property AG	141,111	7,918,508	0.5%
Romande Energie Holding SA	2,714	5,386,990	0.3%
Sika AG	4,203	5,698,044	0.4%
Swiss Prime Site AG	163,073	8,976,492	0.6%
#Valiant Holding AG	33,293	6,559,434	0.4%
Other Securities		153,867,567	9.4%

TOTAL SWITZERLAND		212,946,445	13.1%

TOTAL COMMON STOCKS		1,624,145,822	99.6%

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Other Securities		1,565,574	0.1%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		1,373	0.0%

303

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
DENMARK — (0.0%)
Other Securities		$82,324	0.0%

FINLAND — (0.0%)
Other Securities		232,888	0.0%

FRANCE — (0.0%)
Other Securities		1,083	0.0%

GERMANY — (0.0%)
Other Securities		37,491	0.0%

ITALY — (0.0%)
Other Securities		8,898	0.0%

NORWAY — (0.0%)
Other Securities		6,649	0.0%

SPAIN — (0.0%)
Other Securities		426,564	0.0%

TOTAL RIGHTS/WARRANTS		797,270	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,725,000 FNMA 6.50%, 06/25/39, valued at $2,932,781) to be repurchased at $2,888,046	$2,888	2,888,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund LP	200,182,842	200,182,842	12.3%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,949,334) to be repurchased at $4,852,316	$4,852	4,852,288	0.3%

TOTAL SECURITIES LENDING COLLATERAL		205,035,130	12.6%

TOTAL INVESTMENTS — (100.0%) (Cost $1,667,112,137)		$1,834,431,796	112.5%

304

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$127,622	$52,402,604	—	$52,530,226
Belgium	618,245	68,769,882	—	69,388,127
Denmark	71,185	42,412,668	—	42,483,853
Finland	—	127,978,823	—	127,978,823
France	304,773	225,199,240	—	225,504,013
Germany	620,371	244,213,276	—	244,833,647
Greece	62,295	64,341,258	—	64,403,553
Ireland	184,669	48,263,447	—	48,448,116
Italy	—	145,567,518	—	145,567,518
Netherlands	903,918	98,193,634	—	99,097,552
Norway	28,118	70,305,290	—	70,333,408
Portugal	325,570	25,709,785	—	26,035,355
Spain	—	90,276,392	—	90,276,392
Sweden	—	104,318,794	—	104,318,794
Switzerland	2,599,415	210,347,030	—	212,946,445
Preferred Stocks
Switzerland	1,565,574	—	—	1,565,574
Rights/Warrants
Belgium	1,373	—	—	1,373
Denmark	82,324	—	—	82,324
Finland	—	232,888	—	232,888
France	1,066	17	—	1,083
Germany	—	37,491	—	37,491
Italy	8,898	—	—	8,898
Norway	—	6,649	—	6,649
Spain	—	426,564	—	426,564
Temporary Cash Investments	—	2,888,000	—	2,888,000
Securities Lending Collateral	—	205,035,130	—	205,035,130

TOTAL	$7,505,416	$1,826,926,380	—	$1,834,431,796

See accompanying Notes to Financial Statements.

305

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.0%)
Consumer Discretionary — (11.4%)
Astral Media, Inc. Class A	186,347	$5,517,821	1.5%
Corus Entertainment, Inc. Class B	278,300	4,575,534	1.2%
Dorel Industries, Inc. Class B	107,500	2,884,086	0.8%
*Gildan Activewear, Inc.	246,010	4,333,395	1.2%
Groupe Aeroplan, Inc.	283,650	2,427,428	0.7%
Linamar Corp.	179,780	2,508,829	0.7%
Quebecor, Inc. Class B	159,493	3,258,990	0.9%
Reitmans Canada, Ltd.	193,400	2,920,527	0.8%
*RONA, Inc.	426,885	5,842,768	1.6%
Other Securities		15,002,844	4.1%

Total Consumer Discretionary		49,272,222	13.5%

Consumer Staples — (2.3%)
*Cott Corp.	512,400	4,053,550	1.1%
#Maple Leaf Foods, Inc.	254,000	2,631,431	0.7%
Other Securities		3,374,521	1.0%

Total Consumer Staples		10,059,502	2.8%

Energy — (17.3%)
#*Bankers Petroleum, Ltd.	685,432	3,002,586	0.8%
*Nuvista Energy, Ltd.	274,221	2,911,880	0.8%
#*PetroBakken Energy, Ltd.	185,863	5,362,638	1.5%
#Progress Energy Resources Corp.	333,082	4,260,297	1.2%
ShawCor, Ltd.	209,500	5,452,169	1.5%
Trican Well Service, Ltd.	391,971	4,586,066	1.2%
Trinidad Drilling, Ltd.	389,000	2,541,685	0.7%
#*Uranium One, Inc.	1,819,900	5,163,433	1.4%
Other Securities		41,607,072	11.4%

Total Energy		74,887,826	20.5%

Financials — (6.5%)
AGF Management, Ltd. Class B	348,279	5,188,538	1.4%
Canadian Western Bank	226,200	4,469,439	1.2%
Home Capital Group, Inc.	113,700	3,835,359	1.1%
Laurentian Bank of Canada	92,400	3,375,604	0.9%
Other Securities		11,355,113	3.1%

Total Financials		28,224,053	7.7%

Health Care — (4.2%)
#Biovail Corp.	304,150	4,103,868	1.1%
*MDS, Inc.	464,108	3,671,517	1.0%
*SXC Health Solutions Corp.	84,161	3,864,849	1.1%
Other Securities		6,324,915	1.7%

Total Health Care		17,965,149	4.9%

Industrials — (6.7%)
#Russel Metals, Inc.	229,900	3,359,104	0.9%
*Stantec, Inc.	156,600	3,784,566	1.0%
#Toromont Industries, Ltd.	214,900	4,917,447	1.4%
Transcontinental, Inc. Class A	256,564	3,080,048	0.8%
Other Securities		13,687,961	3.8%

Total Industrials		28,829,126	7.9%

Information Technology — (5.4%)
*Celestica, Inc.	797,607	6,575,162	1.8%
#*MacDonald Dettweiler & Associates, Ltd.	129,900	4,429,842	1.2%

306

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Other Securities		$12,304,418	3.4%

Total Information Technology		23,309,422	6.4%

Materials — (29.5%)
*Alamos Gold, Inc.	347,100	2,771,539	0.8%
*Aurizon Mines, Ltd.	561,000	2,410,841	0.7%
#*Equinox Minerals, Ltd.	1,678,290	5,645,742	1.5%
#*Euro Goldfields, Ltd.	521,060	2,937,448	0.8%
#*Golden Star Resources, Ltd.	855,400	2,664,108	0.7%
*HudBay Minerals, Inc.	477,851	6,187,045	1.7%
*Lundin Mining Corp.	1,147,100	4,611,511	1.3%
Methanex Corp.	359,200	6,194,420	1.7%
#*New Gold, Inc.	725,960	2,629,974	0.7%
*Northgate Minerals Corp.	937,300	2,399,446	0.6%
#*Osisko Mining Corp.	522,931	3,527,930	1.0%
*Pan Amer Silver Corp.	213,700	4,520,672	1.2%
#*Quadra Mining, Ltd.	253,150	3,528,027	1.0%
Sherritt International Corp.	641,601	4,115,069	1.1%
*Silver Standard Resources, Inc.	229,462	4,300,623	1.2%
#Silvercorp Metals, Inc.	482,000	2,490,070	0.7%
#*Thompson Creek Metals Co., Inc.	474,700	4,795,038	1.3%
#West Fraser Timber Co., Ltd.	123,716	2,984,139	0.8%
Other Securities		59,011,979	16.2%

Total Materials		127,725,621	35.0%

Telecommunication Services — (0.3%)
Other Securities		1,271,891	0.3%

Utilities — (0.4%)
Other Securities		1,602,945	0.4%

TOTAL COMMON STOCKS		363,147,757	99.4%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,075,000 FHLMC 4.50%, 05/01/23, valued at $912,187) to be repurchased at $896,014	$896	896,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	62,142,299	62,142,299	17.0%
@Repurchase Agreement, Deutsche Bank Securities 0.05%, 11/02/09 (Collateralized by $5,049,431 U.S. Treasury Note 0.875%, 01/31/11, valued at $5,028,666) to be repurchased at $4,979,736	$4,980	4,979,715	1.4%

307

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,434,975) to be repurchased at $1,406,846	$1,407	1,406,838	0.4%

TOTAL SECURITIES LENDING COLLATERAL		68,528,852	18.8%

TOTAL INVESTMENTS — (100.0%) (Cost $558,452,607)		$432,572,609	118.5%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$49,272,222	—	—	$49,272,222
Consumer Staples	10,059,502	—	—	10,059,502
Energy	74,887,826	—	—	74,887,826
Financials	28,224,053	—	—	28,224,053
Health Care	17,965,149	—	—	17,965,149
Industrials	28,829,126	—	—	28,829,126
Information Technology	23,308,884	$538	—	23,309,422
Materials	127,724,533	1,088	—	127,725,621
Telecommunication Services	1,271,891	—	—	1,271,891
Utilities	1,602,945	—	—	1,602,945
Temporary Cash Investments	—	896,000	—	896,000
Securities Lending Collateral	—	68,528,852	—	68,528,852

TOTAL	$363,146,131	$69,426,478	—	$432,572,609

See accompanying Notes to Financial Statements.

308

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.9%)
ARGENTINA — (0.1%)
Other Securities		$1,818,247	0.1%

BRAZIL — (5.8%)
Companhia Siderurgica Nacional SA	367,276	12,132,034	0.6%
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	50,399,506	2.4%
Petroleo Brasilerio SA ADR (71654V408)	914,546	42,270,316	2.0%
Other Securities		30,983,709	1.4%

TOTAL BRAZIL		135,785,565	6.4%

CHILE — (1.7%)
Empresa Nacional de Electricidad SA Sponsored ADR	207,763	9,534,244	0.4%
Other Securities		29,219,969	1.4%

TOTAL CHILE		38,754,213	1.8%

CHINA — (9.4%)
Bank of China, Ltd.	56,691,000	32,598,740	1.6%
#China Life Insurance Co., Ltd. ADR	250,705	17,200,870	0.8%
China Mobile, Ltd. Sponsored ADR	696,697	32,556,651	1.5%
#CNOOC, Ltd. ADR	67,956	10,121,367	0.5%
*Industrial & Commercial Bank of China, Ltd.	34,093,000	27,124,901	1.3%
#PetroChina Co., Ltd. ADR	115,210	13,829,808	0.7%
Tencent Holdings, Ltd.	700,600	12,199,255	0.6%
Other Securities		74,618,243	3.5%

TOTAL CHINA		220,249,835	10.5%

CZECH REPUBLIC — (1.0%)
CEZ A.S.	301,862	14,864,947	0.7%
Other Securities		8,518,048	0.4%

TOTAL CZECH REPUBLIC		23,382,995	1.1%

HUNGARY — (1.5%)
#*OTP Bank NYRT	618,710	17,397,809	0.8%
Other Securities		17,906,431	0.9%

TOTAL HUNGARY		35,304,240	1.7%

INDIA — (11.2%)
HDFC Bank, Ltd.	386,733	13,175,290	0.6%
Hindustan Unilever, Ltd.	1,633,609	9,748,048	0.5%
Infosys Technologies, Ltd.	657,429	30,520,259	1.4%
Infosys Technologies, Ltd. Sponsored ADR	233,496	10,740,816	0.5%
ITC, Ltd.	2,007,345	10,823,298	0.5%
Larsen & Toubro, Ltd.	371,281	12,248,925	0.6%
*Reliance Industries, Ltd.	1,030,847	41,707,940	2.0%
Tata Consultancy Services, Ltd.	756,974	10,030,279	0.5%
Other Securities		122,736,201	5.8%

TOTAL INDIA		261,731,056	12.4%

INDONESIA — (2.2%)
PT Astra International Tbk	4,017,561	12,925,685	0.6%
PT Telekomunikasi Indonesia Tbk	14,011,140	12,065,191	0.6%
Other Securities		25,780,160	1.2%

TOTAL INDONESIA		50,771,036	2.4%

ISRAEL — (3.6%)
Israel Chemicals, Ltd.	780,753	9,119,540	0.5%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	888,925	44,872,934	2.1%

309

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ISRAEL — (Continued)
Other Securities		$29,303,182	1.4%

TOTAL ISRAEL		83,295,656	4.0%

MALAYSIA — (4.4%)
CIMB Group Holdings Berhad	3,095,227	11,229,284	0.5%
Other Securities		92,150,262	4.4%

TOTAL MALAYSIA		103,379,546	4.9%

MEXICO — (6.8%)
#America Movil S.A.B. de C.V. Series L	17,737,259	39,145,222	1.8%
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	9,132,314	0.4%
#*Grupo Mexico S.A.B. de C.V. Series B	9,098,785	18,192,402	0.9%
#Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	15,250,358	0.7%
Other Securities		77,158,719	3.7%

TOTAL MEXICO		158,879,015	7.5%

PHILIPPINES — (0.6%)
Other Securities		13,288,391	0.6%

POLAND — (1.3%)
Other Securities		30,821,592	1.5%

RUSSIA — (0.6%)
Other Securities		13,599,374	0.7%

SINGAPORE — (0.0%)
Other Securities		513,710	0.0%

SOUTH AFRICA — (8.2%)
*Anglo American Platinum Corp., Ltd.	114,526	9,954,766	0.5%
Impala Platinum Holdings, Ltd.	478,692	10,402,919	0.5%
MTN Group, Ltd.	1,659,950	24,715,390	1.2%
Naspers, Ltd. Series N	324,237	11,698,218	0.5%
#Sasol, Ltd. Sponsored ADR	1,270,370	47,499,134	2.2%
#Standard Bank Group, Ltd.	843,110	10,570,537	0.5%
Other Securities		77,167,798	3.7%

TOTAL SOUTH AFRICA		192,008,762	9.1%

SOUTH KOREA — (11.5%)
POSCO	46,060	19,088,540	0.9%
#Samsung Electronics Co., Ltd.	97,139	58,451,752	2.8%
*Samsung Electronics Co., Ltd. GDR	49,372	14,972,842	0.7%
Other Securities		174,979,885	8.3%

TOTAL SOUTH KOREA		267,493,019	12.7%

TAIWAN — (9.6%)
Formosa Plastics Corp.	5,051,649	9,689,505	0.5%
Hon Hai Precision Industry Co., Ltd.	4,590,177	17,978,933	0.9%
Media Tek, Inc.	735,527	10,294,431	0.5%
Nan Ya Plastic Corp.	7,084,565	11,269,977	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	40,609,637	1.9%
Other Securities		133,066,226	6.3%

TOTAL TAIWAN		222,908,709	10.6%

THAILAND — (1.4%)
Other Securities		32,436,355	1.5%

TURKEY — (2.0%)
Turkiye Garanti Bankasi A.S.	2,842,585	10,322,968	0.5%

310

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (Continued)
Other Securities		$36,814,452	1.7%

TOTAL TURKEY		47,137,420	2.2%

TOTAL COMMON STOCKS		1,933,558,736	91.7%

PREFERRED STOCKS — (7.1%)
BRAZIL — (7.1%)
Banco Bradesco SA	1,309,200	25,610,259	1.2%
#Companhia de Bebidas das Americas Preferred ADR	151,600	13,656,128	0.7%
Gerdau SA	756,268	11,398,113	0.5%
Itau Unibanco Holding SA	1,765,755	33,589,042	1.6%
Vale SA Series A	1,412,691	31,796,775	1.5%
Other Securities		49,632,382	2.4%

TOTAL BRAZIL		165,682,699	7.9%

TOTAL PREFERRED STOCKS		165,682,699	7.9%

RIGHTS/WARRANTS — (0.0%)
SOUTH AFRICA — (0.0%)
Other Securities		40,450	0.0%

TAIWAN — (0.0%)
Other Securities		8,490	0.0%

TOTAL RIGHTS/WARRANTS		48,940	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $310,000 FNMA 6.50%, 06/25/39, valued at $326,275) to be repurchased at $317,005	$317	317,000	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
§@DFA Short Term Investment Fund LP	226,669,881	226,669,881	10.7%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $6,420,547) to be repurchased at $6,294,691	$6,295	6,294,654	0.3%

TOTAL SECURITIES LENDING COLLATERAL		232,964,535	11.0%

TOTAL INVESTMENTS — (100.0%) (Cost $1,297,590,646)		$2,332,571,910	110.6%

311

THE EMERGING MARKETS SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,818,247	—	—	$1,818,247
Brazil	135,785,565	—	—	135,785,565
Chile	38,754,213	—	—	38,754,213
China	81,011,010	$139,238,825	—	220,249,835
Czech Republic	—	23,382,995	—	23,382,995
Hungary	—	35,304,240	—	35,304,240
India	16,626,590	245,104,466	—	261,731,056
Indonesia	—	50,771,036	—	50,771,036
Israel	44,872,934	38,422,722	—	83,295,656
Malaysia	—	103,379,546	—	103,379,546
Mexico	158,715,803	163,212	—	158,879,015
Philippines	—	13,288,391	—	13,288,391
Poland	—	30,821,592	—	30,821,592
Russia	206,569	13,392,805	—	13,599,374
Singapore	—	513,710	—	513,710
South Africa	64,231,071	127,777,691	—	192,008,762
South Korea	2,797,395	264,695,624	—	267,493,019
Taiwan	3,072,894	219,835,815	—	222,908,709
Thailand	32,436,355	—	—	32,436,355
Turkey	—	47,137,420	—	47,137,420
Preferred Stocks
Brazil	165,682,699	—	—	165,682,699
Rights/Warrants
South Africa	40,450	—	—	40,450
Taiwan	—	8,490	—	8,490
Temporary Cash Investments	—	317,000	—	317,000
Securities Lending Collateral	—	232,964,535	—	232,964,535

TOTAL	$746,051,795	$1,586,520,115	—	$2,332,571,910

See accompanying Notes to Financial Statements.

312

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.8%)
ARGENTINA — (0.0%)
Other Securities		$—	0.0%

BRAZIL — (7.3%)
B2W Cia Global Do Varejo	123,200	3,570,954	0.3%
*BRF - Brasil Foods SA ADR	112,544	5,443,753	0.5%
Cyrela Brazil Realty SA	326,200	4,138,607	0.4%
*Duratex SA	624,462	4,324,725	0.4%
*Global Village Telecom Holding SA	178,300	5,116,408	0.4%
Lojas Renner SA	273,700	4,847,548	0.4%
*Magnesita Refratarios SA	441,455	3,232,726	0.3%
Other Securities		60,956,792	5.2%

TOTAL BRAZIL		91,631,513	7.9%

CHILE — (2.1%)
Other Securities		26,049,604	2.2%

CHINA — (11.8%)
#*Brilliance China Automotive Holdings, Ltd.	18,522,000	3,404,681	0.3%
#*Byd Co., Ltd.	482,000	4,418,950	0.4%
China Travel International Investment Hong Kong, Ltd.	21,347,000	4,357,667	0.4%
China Yurun Food Group, Ltd.	2,622,000	5,375,559	0.5%
Hopson Development Holdings, Ltd.	3,914,000	6,810,095	0.6%
#*Hunan Non-Ferrous Metal Corp., Ltd.	14,290,000	4,362,982	0.4%
#*Semiconductor Manufacturing International Corp.	167,851,000	8,306,535	0.7%
Shenzhen International Holdings, Ltd.	71,794,300	5,020,114	0.4%
Shenzhen Investment, Ltd.	14,500,000	5,729,496	0.5%
#Skyworth Digital Holdings, Ltd.	14,661,400	8,252,870	0.7%
TPV Technology, Ltd.	14,518,000	9,396,713	0.8%
Xinao Gas Holdings, Ltd.	2,178,000	4,667,339	0.4%
Other Securities		78,871,412	6.7%

TOTAL CHINA		148,974,413	12.8%

HUNGARY — (0.3%)
Other Securities		3,747,270	0.3%

INDIA — (11.2%)
Other Securities		141,238,191	12.1%

INDONESIA — (2.9%)
Other Securities		36,214,944	3.1%

ISRAEL — (2.9%)
*Clal Insurance Enterprise Holdings, Ltd.	257,136	5,443,527	0.5%
*Harel Insurance Investments & Finances, Ltd.	96,806	4,582,314	0.4%
Other Securities		27,039,061	2.3%

TOTAL ISRAEL		37,064,902	3.2%

MALAYSIA — (5.3%)
Other Securities		66,950,408	5.7%

MEXICO — (5.3%)
*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	3,500,331	0.3%
#*Desarrolladora Homex S.A.B. de C.V.	576,300	3,428,448	0.3%
Embotelladora Arca S.A.B. de C.V.	1,909,100	4,800,312	0.4%
*Empresas ICA S.A.B. de C.V.	1,463,608	3,210,155	0.3%
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	5,943,456	0.5%
Grupo Continental S.A.B. de C.V.	3,323,559	7,777,940	0.6%
*Industrias CH S.A.B. de C.V. Series B	1,854,348	5,645,729	0.5%

313

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
#TV Azteca S.A.B. de C.V. Series A	6,581,300	$3,394,388	0.3%
Other Securities		29,031,756	2.5%

TOTAL MEXICO		66,732,515	5.7%

PHILIPPINES — (1.4%)
Other Securities		17,814,064	1.5%

POLAND — (2.5%)
Other Securities		30,873,987	2.6%

SOUTH AFRICA — (9.2%)
Aveng, Ltd.	981,591	5,205,828	0.4%
Barloworld, Ltd.	579,959	3,615,988	0.3%
Dimension Data Holdings P.L.C.	3,458,471	4,021,101	0.3%
Foschini, Ltd.	521,461	4,117,902	0.4%
#Grindrod, Ltd.	1,607,864	3,688,055	0.3%
Imperial Holdings, Ltd.	467,965	4,816,593	0.4%
JD Group, Ltd.	1,161,251	6,410,898	0.6%
Mr. Price Group, Ltd.	928,134	4,276,741	0.4%
Reunert, Ltd.	594,843	4,189,937	0.4%
Spar Group, Ltd. (The)	559,850	4,893,172	0.4%
Tongaat-Hulett, Ltd.	625,434	8,045,394	0.7%
Woolworths Holdings, Ltd.	2,268,438	5,072,025	0.4%
Other Securities		58,194,480	5.0%

TOTAL SOUTH AFRICA		116,548,114	10.0%

SOUTH KOREA — (10.1%)
Daegu Bank Co., Ltd.	261,800	3,473,548	0.3%
#*NCsoft Corp.	29,254	3,128,582	0.3%
Other Securities		120,778,808	10.3%

TOTAL SOUTH KOREA		127,380,938	10.9%

TAIWAN — (10.6%)
Other Securities		134,178,175	11.5%

THAILAND — (2.3%)
Other Securities		29,202,227	2.5%

TURKEY — (2.6%)
Other Securities		32,724,404	2.8%

TOTAL COMMON STOCKS		1,107,325,669	94.8%

PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
*Braskem SA Preferred A Sponsored ADR	301,000	3,949,120	0.3%
Eletropaulo Metropolita SA Preferred A	184,200	3,485,119	0.3%
Klabin SA	1,412,700	3,368,154	0.3%
Lojas Americanas SA	488,403	3,185,599	0.3%
*Net Servicos de Comunicacao SA	400,902	4,940,726	0.4%
*Suzano Papel e Celullose SA	390,634	3,394,986	0.3%
Ultrapar Participacoes SA	208,040	9,111,198	0.8%
Other Securities		26,457,903	2.3%

TOTAL BRAZIL		57,892,805	5.0%

INDIA — (0.0%)
Other Securities		41,324	0.0%

MALAYSIA — (0.0%)
Other Securities		20,742	0.0%

TOTAL PREFERRED STOCKS		57,954,871	5.0%

314

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$33,992	0.0%

CHILE — (0.0%)
Other Securities		24,024	0.0%

CHINA — (0.0%)
Other Securities		4,329	0.0%

MALAYSIA — (0.0%)
Other Securities		232	0.0%

PHILIPPINES — (0.0%)
Other Securities		50,992	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		262,200	0.0%

SOUTH KOREA — (0.0%)
Other Securities		67	0.0%

TAIWAN — (0.0%)
Other Securities		10,085	0.0%

THAILAND — (0.0%)
Other Securities		171,980	0.0%

TOTAL RIGHTS/WARRANTS		557,901	0.0%

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,270,000 FHLMC 6.040%(r), 11/01/36, valued at $1,457,263) to be repurchased at $1,433,023	$1,433	1,433,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.5%)
§@DFA Short Term Investment Fund LP	93,074,091	93,074,091	8.0%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,345,493) to be repurchased at $1,319,119	$1,319	1,319,111	0.1%

TOTAL SECURITIES LENDING COLLATERAL		94,393,202	8.1%

TOTAL INVESTMENTS — (100.0%) (Cost $968,312,341)		$1,261,664,643	108.0%

315

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	—	—	—
Brazil	$91,631,513	—	—	$91,631,513
Chile	26,049,604	—	—	26,049,604
China	—	$148,974,413	—	148,974,413
Hungary	—	3,747,270	—	3,747,270
India	62,079	141,176,112	—	141,238,191
Indonesia	521,444	35,693,500	—	36,214,944
Israel	264,352	36,800,550	—	37,064,902
Malaysia	117,274	66,833,134	—	66,950,408
Mexico	66,238,177	494,338	—	66,732,515
Philippines	409,393	17,404,671	—	17,814,064
Poland	—	30,873,987	—	30,873,987
South Africa	49,374	116,498,740	—	116,548,114
South Korea	398,960	126,981,978	—	127,380,938
Taiwan	2,836	134,175,339	—	134,178,175
Thailand	29,110,102	92,125	—	29,202,227
Turkey	—	32,724,404	—	32,724,404
Preferred Stocks
Brazil	57,858,189	34,616	—	57,892,805
India	—	41,324	—	41,324
Malaysia	20,742	—	—	20,742
Rights/Warrants
Brazil	33,992	—	—	33,992
Chile	24,024	—	—	24,024
China	4,329	—	—	4,329
Malaysia	40	192	—	232
Philippines	—	50,992	—	50,992
South Africa	262,200	—	—	262,200
South Korea	—	67	—	67
Taiwan	—	10,085	—	10,085
Thailand	171,980	—	—	171,980
Temporary Cash Investments	—	1,433,000	—	1,433,000
Securities Lending Collateral	—	94,393,202	—	94,393,202

TOTAL	$273,230,604	$988,434,039	—	$1,261,664,643

See accompanying Notes to Financial Statements.

316

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands)

	The U.S.	The U.S.	The DFA	The Japanese
	Large	Large Cap	International	Small
	Company	Value	Value	Company
	Series	Series	Series	Series
ASSETS:
Investments at Value (including $252,538, $470,665, $1,004,314 and $160,740 of securities on loan, respectively)	$3,473,361	$7,481,171	$6,156,090	$1,172,145
Temporary Cash Investments at Value & Cost	27,414	42,250	13,790	118
Collateral Received from Securities on Loan at Value & Cost	270,456	515,340	1,056,276	173,035
Foreign Currencies at Value	—	—	19,131	114
Cash	2,839	1	16	16
Receivables:
Investment Securities Sold	—	1,660	10,656	4,019
Dividends, Interest and Tax Reclaims	4,362	7,943	10,784	6,521
Securities Lending Income	62	700	444	279
Fund Shares Sold	71	365	724	5
Unrealized Gain on Foreign Currency Contracts	—	—	19	—
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	3,778,566	8,049,430	7,267,930	1,356,252

LIABILITIES:
Payables:
Upon Return of Securities Loaned	270,456	515,340	1,056,276	173,035
Investment Securities Purchased	1,042	22,419	14,723	—
Fund Shares Redeemed	458	2,242	3,518	—
Due to Advisor	75	659	1,084	99
Futures Margin Variation	851	—	—	—
Accrued Expenses and Other Liabilities	233	370	365	82

Total Liabilities	273,115	541,030	1,075,966	173,216

NET ASSETS	$3,505,451	$7,508,400	$6,191,964	$1,183,036

Investments at Cost	$3,246,163	$6,319,801	$4,760,222	$1,387,190

Foreign Currencies at Cost	$—	$—	$19,163	$113

See accompanying Notes to Financial Statements.

317

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands)

	The	The United	The	The
	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small
	Company	Company	Company	Company
	Series	Series	Series	Series
ASSETS:
Investments at Value (including $123,079, $23,377, $189,629 and $64,936 of securities on loan, respectively)	$677,190	$766,179	$1,626,509	$363,148
Temporary Cash Investments at Value & Cost	490	2,191	2,888	896
Collateral Received from Securities on Loan at Value & Cost	138,109	24,989	205,035	68,529
Foreign Currencies at Value	3,065	3,035	60	2,668
Cash	15	15	16	15
Receivables:
Investment Securities Sold	4,364	1,326	1,220	—
Dividends, Interest and Tax Reclaims	898	1,791	1,590	116
Securities Lending Income	176	17	199	73
Fund Shares Sold	—	—	2	—

Total Assets	824,307	799,543	1,837,519	435,445

LIABILITIES:
Payables:
Upon Return of Securities Loaned	138,109	24,989	205,035	68,529
Investment Securities Purchased	4,568	3,978	1,339	1,682
Fund Shares Redeemed	530	—	—	—
Due to Advisor	58	65	141	31
Unrealized Loss on Foreign Currency Contracts	—	—	6	—
Accrued Expenses and Other Liabilities	45	39	106	22

Total Liabilities	143,310	29,071	206,627	70,264

NET ASSETS	$680,997	$770,472	$1,630,892	$365,181

Investments at Cost	$609,505	$823,827	$1,459,189	$489,028

Foreign Currencies at Cost	$3,072	$3,020	$(142)	$2,722

See accompanying Notes to Financial Statements.

318

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands)

	The	The Emerging
	Emerging	Markets
	Markets	Small Cap
	Series	Series
ASSETS:
Investments at Value (including $213,269 and $82,334 of securities on loan, respectively)	$2,099,290	$1,165,839
Temporary Cash Investments at Value & Cost	317	1,433
Collateral Received from Securities on Loan at Value & Cost	232,965	94,393
Foreign Currencies at Value	1,950	701
Cash	21	81
Receivables:
Investment Securities Sold	6,815	1,164
Dividends, Interest and Tax Reclaims	3,192	1,017
Securities Lending Income	185	175
Fund Shares Sold	188	1,018
Unrealized Gain on Foreign Currency Contracts	6	—

Total Assets	2,344,929	1,265,821

LIABILITIES:
Payables:
Upon Return of Securities Loaned	232,965	94,393
Investment Securities Purchased	—	553
Fund Shares Redeemed	67	1,588
Due to Advisor	184	201
Deferred Thailand Capital Gains Tax	2,154	951
Accrued Expenses and Other Liabilities	243	162

Total Liabilities	235,613	97,848

NET ASSETS	$2,109,316	$1,167,973

Investments at Cost	$1,064,309	$872,486

Foreign Currencies at Cost	$1,958	$701

See accompanying Notes to Financial Statements.

319

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(AMOUNTS IN THOUSANDS)

	The U.S.	The U.S.	The DFA	The Japanese
	Large	Large	International	Small
	Company	Cap Value	Value	Company
	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2, $20, $14,384 and $1,431, respectively)	$76,385	$150,233	$160,091	$19,179
Interest	131	170	197	16
Income from Securities Lending	3,715	13,048	13,032	6,156

Total Investment Income	80,231	163,451	173,320	25,351

Expenses
Investment Advisory Services Fees	762	6,414	9,991	1,101
Accounting & Transfer Agent Fees	341	695	549	141
S&P 500® Fees	90	—	—	—
Custodian Fees	47	73	688	190
Shareholders’ Reports	32	66	49	12
Directors’/Trustees’ Fees & Expenses	59	120	78	25
Audit Fees	63	137	111	23
Legal Fees	75	164	110	25
Other	359	702	574	149

Total Expenses	1,828	8,371	12,150	1,666

Net Investment Income (Loss)	78,403	155,080	161,170	23,685

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(215,329)	(122,113)	63,984	(27,421)
Futures	20,268	7,204	(1,125)	1,131
Foreign Currency Transactions	—	—	3,828	2,027
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	427,495	1,161,370	1,395,836	227,157
Futures	(2,236)	(29)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	240	(641)

Net Realized and Unrealized Gain (Loss)	230,198	1,046,432	1,462,763	202,253

Net Increase (Decrease) in Net Assets Resulting from Operations	$308,601	$1,201,512	$1,623,933	$225,938

See accompanying Notes to Financial Statements.

320

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(AMOUNTS IN THOUSANDS)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $392, $2, $5,010 and $528, respectively)	$18,390	$23,954	$32,817	$3,021
Interest	17	13	66	5
Income from Securities Lending	2,043	395	5,130	821

Total Investment Income	20,450	24,362	38,013	3,847

Expenses
Investment Advisory Services Fees	488	585	1,230	251
Accounting & Transfer Agent Fees	76	86	154	51
Custodian Fees	245	50	310	65
Shareholders’ Reports	4	6	12	3
Directors’/Trustees’ Fees & Expenses	5	8	18	4
Professional Fees	19	22	48	10
Other	66	72	150	31

Total Expenses	903	829	1,922	415

Net Investment Income (Loss)	19,547	23,533	36,091	3,432

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(32,245)	(34,448)	(13,321)	(38,817)
Futures	(432)	534	(476)	(322)
Foreign Currency Transactions	146	(50)	(549)	(182)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	330,580	234,459	468,759	159,928
Futures	(3)	(1)	(9)	—
Translation of Foreign Currency Denominated Amounts	209	(199)	305	19

Net Realized and Unrealized Gain (Loss)	298,255	200,295	454,709	120,626

Net Increase (Decrease) in Net Assets Resulting from Operations	$317,802	$223,828	$490,800	$124,058

See accompanying Notes to Financial Statements.

321

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(AMOUNTS IN THOUSANDS)

	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,972 and $1,870, respectively)	$43,658	$20,584
Interest	73	22
Income from Securities Lending	3,350	2,196

Total Investment Income	47,081	22,802

Expenses
Investment Advisory Services Fees	1,697	1,597
Accounting & Transfer Agent Fees	203	108
Custodian Fees	1,105	747
Shareholders’ Reports	17	7
Directors’/Trustees’ Fees & Expenses	22	12
Professional Fees	127	83
Other	210	104

Total Expenses	3,381	2,658

Net Investment Income (Loss)	43,700	20,144

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	40,421	(13,070)
Futures	(2,920)	(181)
Foreign Currency Transactions	(24)	(182)
In-Kind Redemptions	17,805 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	642,058	535,144
Futures	(32)	(10)
Translation of Foreign Currency Denominated Amounts	210	185
Change in Deferred Thailand Capital Gains Tax	(1,366)	(786)

Net Realized and Unrealized Gain (Loss)	696,152	521,100

Net Increase (Decrease) in Net Assets Resulting from Operations	$739,852	$541,244

*	See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

322

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Company Series			The U.S. Large Cap Value Series
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$78,403	$84,705 $	94,262	$155,080	$166,016	$146,991
Net Realized Gain (Loss) on:
Investment Securities Sold	(215,329)	(126,174)	10,206	(122,113)	(422,637)	(118,412)
Futures	20,268	(22,232)	3,585	7,204	(1,861)	—
In-Kind Redemptions	—	24,362 *	529,199 *	—	52,271 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	427,495	(1,591,847)	(217,829)	1,161,370	(3,601,292)	(150,559)
Futures	(2,236)	1,195	(216)	(29)	29	—

Net Increase (Decrease) in Net Assets Resulting from Operations	308,601	(1,629,991)	419,207	1,201,512	(3,807,474)	(121,980)

Transactions in Interest:
Contributions	363,357	696,520	616,294	734,173	1,370,762 †	1,783,358 †
Withdrawals	(440,159)	(299,226)*	(1,482,132)*	(1,166,648)	(983,247)*†	(368,362)†

Net Increase (Decrease) from Transactions in Interest	(76,802)	397,294	(865,838)	(432,475)	387,515	1,414,996

Total Increase (Decrease) in Net Assets	231,799	(1,232,697)	(446,631)	769,037	(3,419,959)	1,293,016
Net Assets
Beginning of Period	3,273,652	4,506,349	4,952,980	6,739,363	10,159,322	8,866,306

End of Period	$3,505,451	$3,273,652	$4,506,349	$7,508,400	$6,739,363	$10,159,322

*	See Note K in the Notes to Financial Statements.
†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

323

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series				The Japanese Small Company Series
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$161,170	$304,387	$274,613		$23,685	$32,246	$29,640
Net Realized Gain (Loss) on:
Investment Securities Sold	63,984	137,811	654,522		(27,421)	(68,518)	51,317
Futures	(1,125)	(1,153)	—		1,131	(16)	—
Foreign Currency Transactions	3,828	(4,593)	2,498		2,027	(321)	(227)
In-Kind Redemptions	—	103,024 *	—		—	1,625 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,395,836	(5,026,911)	403,307		227,157	(374,750)	(103,081)
Futures	—	19	—		—	—	—
Translation of Foreign Currency Denominated Amounts	240	(76)	(180)		(641)	495	144

Net Increase (Decrease) in Net Assets Resulting from Operations	1,623,933	(4,487,492)	1,334,760		225,938	(409,239)	(22,207)

Transactions in Interest:
Contributions	449,410	927,878 †	1,731,698	†	37,597	64,727	227,009
Withdrawals	(581,716)	(1,378,770)*†	(884,989	)†	(143,463)	(97,345)*	(85,703)

Net Increase (Decrease) from Transactions in Interest	(132,306)	(450,892)	846,709		(105,866)	(32,618)	141,306

Total Increase (Decrease) in Net Assets	1,491,627	(4,938,384)	2,181,469		120,072	(441,857)	119,099
Net Assets
Beginning of Period	4,700,337	9,638,721	7,457,252		1,062,964	1,504,821	1,385,722

End of Period	$6,191,964	$4,700,337	$9,638,721		$1,183,036	$1,062,964	$1,504,821

*	See Note K in the Notes to Financial Statements.
†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

324

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series			The United Kingdom Small Company Series
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,547	$37,740	$36,380	$23,533	$34,127	$33,556
Net Realized Gain (Loss) on:
Investment Securities Sold	(32,245)	(38,746)	111,215	(34,448)	10,543	42,995
Futures	(432)	(283)	—	534	—	—
Foreign Currency Transactions	146	(1,429)	874	(50)	(1,788)	397
In-Kind Redemptions	—	4,018 *	—	—	6,873 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	330,580	(649,251)	232,165	234,459	(643,213)	(51,516)
Futures	(3)	3	—	(1)	1	—
Translation of Foreign Currency Denominated Amounts	209	(121)	(25)	(199)	222	(10)

Net Increase (Decrease) in Net Assets Resulting from Operations	317,802	(648,069)	380,609	223,828	(593,235)	25,422

Transactions in Interest:
Contributions	21,607	50,371	123,444	26,861	52,563	36,898
Withdrawals	(99,649)	(166,219)*	(48,526)	(35,607)	(62,518)*	(21,566)

Net Increase (Decrease) from Transactions in Interest	(78,042)	(115,848)	74,918	(8,746)	(9,955)	15,332

Total Increase (Decrease) in Net Assets	239,760	(763,917)	455,527	215,082	(603,190)	40,754
Net Assets
Beginning of Period	441,237	1,205,154	749,627	555,390	1,158,580	1,117,826

End of Period	$680,997	$441,237	$1,205,154	$770,472	$555,390	$1,158,580

*	See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

325

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small Company Series			The Canadian Small Company Series
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,091	$63,045	$48,296	$3,432	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	(13,321)	(48,434)	151,648	(38,817)	(20,515)	1,663
Futures	(476)	(358)	—	(322)	—	—
Foreign Currency Transactions	(549)	(76)	559	(182)	(433)	(413)
In-Kind Redemptions	—	16,564 *	—	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	468,759	(1,158,591)	126,217	159,928	(279,292)	(6,570)
Futures	(9)	9	—	—	—	—
Translation of Foreign Currency Denominated Amounts	305	(386)	83	19	(6)	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	490,800	(1,128,227)	326,803	124,058	(299,650)	(4,939)

Transactions in Interest:
Contributions	118,904	131,960	103,548	37,000	341,843	222,468
Withdrawals	(90,397)	(148,270)*	(49,423)	(28,750)	(22,849)*	(4,000)

Net Increase (Decrease) from Transactions in Interest	28,507	(16,310)	54,125	8,250	318,994	218,468

Total Increase (Decrease) in Net Assets	519,307	(1,144,537)	380,928	132,308	19,344	213,529
Net Assets
Beginning of Period	1,111,585	2,256,122	1,875,194	232,873	213,529	—

End of Period	$1,630,892	$1,111,585	$2,256,122	$365,181	$232,873	$213,529

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

*	See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

326

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series			The Emerging Markets Small Cap Series
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,700	$82,436	$76,347	$20,144	$33,406	$23,921
Net Realized Gain (Loss) on:
Investment Securities Sold	40,421	(59,927)	143,019	(13,070)	(9,181)	107,316
Futures	(2,920)	(361)	—	(181)	(439)	—
Foreign Currency Transactions	(24)	(1,036)	(111)	(182)	(1,324)	(336)
In-Kind Redemptions	17,805 *	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	642,058	(1,612,126)	859,017	535,144	(796,299)	279,364
Futures	(32)	32	—	(10)	10	—
Translation of Foreign Currency Denominated Amounts	210	(139)	(27)	185	(182)	76
Change in Deferred Thailand Capital Gains Tax	(1,366)	2,797	(884)	(786)	1,377	(450)

Net Increase (Decrease) in Net Assets Resulting from Operations	739,852	(1,588,324)	1,077,361	541,244	(772,632)	409,891

Transactions in Interest:
Contributions	162,102	197,789	481,891	168,060	137,703	360,040
Withdrawals	(417,162)*	(692,731)	(266,433)	(107,710)	(324,263)	(147,889)

Net Increase (Decrease) from Transactions in Interest	(255,060)	(494,942)	215,458	60,350	(186,560)	212,151

Total Increase (Decrease) in Net Assets	484,792	(2,083,266)	1,292,819	601,594	(959,192)	622,042
Net Assets
Beginning of Period	1,624,524	3,707,790	2,414,971	566,379	1,525,571	903,529

End of Period	$2,109,316	$1,624,524	$3,707,790	$1,167,973	$566,379	$1,525,571

*	See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

327

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Company Series

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	10.17%	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%

Net Assets, End of Period (thousands)	$3,505,451	$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919
Ratio of Expenses to Average Net Assets	0.06%	0.04	%(B)	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.16	%(B)	1.96%	1.95%	1.87%	1.99%
Portfolio Turnover Rate	10%	6	%(C)	13%*	4%	6%	2%

	The U.S. Large Cap Value Series†

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%

Net Assets, End of Period (thousands)	$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	29%	19	%(C)	9%	13%	9%	7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

328

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series†

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	18%	16	%(C)	16%	8%	10%	15%

	The Japanese Small Company Series

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%

Net Assets, End of Period (thousands)	$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132
Ratio of Expenses to Average Net Assets	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	1.45%
Portfolio Turnover Rate	7%	10	%(C)	9%	9%	6%	5%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

329

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%

Net Assets, End of Period (thousands)	$680,997	$441,237		$1,205,154	$749,627	$395,923	$282,999
Ratio of Expenses to Average Net Assets	0.18%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.00%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%
Portfolio Turnover Rate	23%	20	%(C)	25%	14%	10%	11%

	The United Kingdom Small Company Series

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%

Net Assets, End of Period (thousands)	$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$377,763
Ratio of Expenses to Average Net Assets	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.70%
Portfolio Turnover Rate	10%	25	%(C)	12%	8%	12%	7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

330

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%

Net Assets, End of Period (thousands)	$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644
Ratio of Expenses to Average Net Assets	0.16%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.93%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%
Portfolio Turnover Rate	7%	18	%(C)	12%	7%	18%	9%

	The Canadian Small Company Series

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007

Total Return	61.67%	(56.44	)%(C)	10.20	%(C)

Net Assets, End of Period (thousands)	$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	23%	21	%(C)	6	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

331

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	53.99%	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%

Net Assets, End of Period (thousands)	$2,109,316	$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262
Ratio of Expenses to Average Net Assets	0.20%	0.18	%(B)	0.19%	0.20%	0.27%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.57%	3.00	%(B)	2.52%	2.54%	3.70%	2.63%
Portfolio Turnover Rate	14%	19	%(C)	7%	11%	9%	2%

	The Emerging Markets Small Cap Series

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	92.08%	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%

Net Assets, End of Period (thousands)	$1,167,973	$566,379		$1,525,571	$903,529	$545,271	$237,865
Ratio of Expenses to Average Net Assets	0.33%	0.30	%(B)	0.31%	0.34%	0.49%	0.52%
Ratio of Net Investment Income to Average Net Assets	2.52%	3.07	%(B)	1.94%	2.39%	2.70%	1.93%
Portfolio Turnover Rate	13%	19	%(C)	16%	18%	8%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

332

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve investment portfolios, of which ten are included in this section of the report (collectively, the “Series”), and two are presented in separate reports.

Domestic Equity Portfolios	International Equity Portfolios
The U.S. Large Company Series	The DFA International Value Series
The U.S. Large Cap Value Series	The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series

Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

333

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

334

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Trustees have requested distribution of proceeds.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For year ended October 31, 2009, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%
The U.S. Large Cap Value Series	0.10%
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%

335

The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2009, the total related amounts paid by the Trust to the CCO were $98 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$87
The U.S. Large Cap Value Series	183
The DFA International Value Series	143
The Japanese Small Company Series	31
The Asia Pacific Small Company Series	14
The United Kingdom Small Company Series	17
The Continental Small Company Series	35
The Canadian Small Company Series	7
The Emerging Markets Series	48
The Emerging Markets Small Cap Series	23

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Company Series	$324,298	$294,824
The U.S. Large Cap Value Series	1,964,487	1,887,094
The DFA International Value Series	1,071,984	935,775
The Japanese Small Company Series	76,298	144,852
The Asia Pacific Small Company Series	111,607	164,466
The United Kingdom Small Company Series	101,735	57,562
The Continental Small Company Series	199,144	90,144
The Canadian Small Company Series	65,303	57,297
The Emerging Markets Series	230,547	367,789
The Emerging Markets Small Cap Series	206,567	105,446

336

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$ 801	—
The Asia Pacific Small Company Series	241	$385
The United Kingdom Small Company Series	2,879	256
The Continental Small Company Series	6,098	—
The Emerging Markets Small Cap Series	476	—

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$3,858,145	$789,949	$(876,863)	$(86,914)
The U.S. Large Cap Value Series	6,877,391	1,296,505	(135,135)	1,161,370
The DFA International Value Series	5,830,471	1,458,762	(63,077)	1,395,685
The Japanese Small Company Series	1,561,973	122,281	(338,956)	(216,675)
The Asia Pacific Small Company Series	752,488	164,965	(101,664)	63,301
The United Kingdom Small Company Series	856,216	134,083	(196,940)	(62,857)
The Continental Small Company Series	1,674,575	418,155	(258,298)	159,857
The Canadian Small Company Series	558,453	22,376	(148,256)	(125,880)
The Emerging Markets Series	1,299,053	1,057,665	(24,146)	1,033,519
The Emerging Markets Small Cap Series	969,640	402,071	(110,046)	292,025

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For

337

Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

338

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At October 31, 2009, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 ®Index	12/18/2009	118*	$30,474	$141	$2,655

*During the year ended October 31, 2009, the Series had limited activity in futures transactions.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the year ended October 31, 2009.

The following is a summary of the Series’ location and value of derivative instrument holdings on the Series’ Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2009 (amounts in thousands):

Asset Derivatives Value
	Location on the Statements of Assets and Liabilities	Equity Contracts
The U.S. Large Company Series	Payables: Futures Margin Variation	$141*

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Series’ Statements of Operations of realized and change in unrealized gains and losses from the Series’ derivative instrument holdings through the year ended October 31, 2009 (amounts in thousands):

339

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the location of realized and change in unrealized gains and losses on the Series’ Statements of Operations for the Series’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss) on Derivatives Recognized in Income

Equity Contracts
The U.S. Large Company Series	$20,268
The U.S. Large Cap Value Series*	7,204
The DFA International Value Series*	(1,125)
The Japanese Small Company Series*	1,131
The Asia Pacific Small Company Series*	(432)
The United Kingdom Small Company Series*	(534)
The Continental Small Company Series*	(476)
The Canadian Small Company Series*	(322)
The Emerging Markets Series*	(2,920)
The Emerging Markets Small Cap Series*	(181)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity Contracts
The U.S. Large Company Series	$(2,236)
The U.S. Large Cap Value Series*	(29)
The Asia Pacific Small Company Series*	(3)
The United Kingdom Small Company Series*	(1)
The Continental Small Company Series*	(9)
The Emerging Markets Series*	(32)
The Emerging Markets Small Cap Series*	(10)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Series had limited activity in these transactions.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

340

For the year ended October 31, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Company Series	2.48%	$ 8,245	10	$6	$14,732
The U.S. Large Cap Value Series	1.90%	11,126	5	3	31,000

There were no outstanding borrowings by the Series under this line of credit as of October 31, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.95%	$8,517	11	$ 2	$18,062
The Japanese Small Company Series	0.94%	1,248	13	—	10,042
The Asia Pacific Small Company Series	0.92%	601	32	—	2,864
The United Kingdom Small Company Series	0.93%	940	10	—	2,977
The Continental Small Company Series	0.95%	695	13	—	1,624
The Emerging Markets Series	0.91%	3,365	87	7	13,587
The Emerging Markets Small Cap Series	0.92%	1,891	30	1	6,555

There were no outstanding borrowings by the Series under this line of credit as of October 31, 2009.

I. Securities Lending:

As of October 31, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series’ investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the

341

loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

In accordance with guidelines described in the Series’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in-kind redemptions.

During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The U.S. Large Company Series	$24,362
The U.S. Large Cap Value Series	52,271
The DFA International Value Series	103,024
The Japanese Small Company Series	1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

342

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and

Board of Trustees of The DFA Investment Trust Company.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

343

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and June 5, 2009, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 1: Election of Trustees for DFAITC*
1a	David G. Booth	2,166,359,402	96.50%	—	0.00%	78,661,259	3.50%	95.78%	0.00%	3.48%
1b	George M. Constantinides	2,169,219,982	96.62%	—	0.00%	75,800,679	3.38%	95.90%	0.00%	3.35%
1c	John P. Gould	2,168,577,186	96.59%	—	0.00%	76,443,476	3.41%	95.88%	0.00%	3.38%
1d	Roger G. Ibbotson	2,169,778,365	96.65%	—	0.00%	75,242,297	3.35%	95.93%	0.00%	3.33%
1e	Robert C. Merton	2,170,124,638	96.66%	—	0.00%	74,896,023	3.34%	95.94%	0.00%	3.31%
1f	Myron S. Scholes	2,169,439,189	96.63%	—	0.00%	75,581,473	3.37%	95.91%	0.00%	3.34%
1g	Eduardo A. Repetto	2,167,010,793	96.53%	—	0.00%	78,009,868	3.47%	95.81%	0.00%	3.45%
1h	Abbie J. Smith	2,169,626,842	96.64%	—	0.00%	75,393,820	3.36%	95.92%	0.00%	3.33%

	Shares Voted								Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 4: Approval of an Amended and Restated Agreement and Declaration of Trust for DFAITC*	2,076,877,329	92.43%	36,623,148	1.63%	133,356,326	5.94%	NA	NA	91.82%	1.62%	5.90%

* Results are for all Series within DFAITC

The U.S. Large Company Series

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	98,665,686	84.14%	3,106,492	2.65%	15,494,433	13.21%	84.14%	2.65%	13.21%
5b	Making Loans	98,733,300	84.20%	3,052,305	2.60%	15,481,007	13.20%	84.20%	2.60%	13.20%
5c	Investments in Real Estate	100,125,217	85.38%	1,637,239	1.40%	15,504,156	13.22%	85.38%	1.40%	13.22%
5d	Investments in Commodities	98,776,384	84.23%	2,997,328	2.56%	15,492,899	13.21%	84.23%	2.56%	13.21%
5e	Diversification of Investments	99,185,648	84.58%	2,614,284	2.23%	15,466,679	13.19%	84.58%	2.23%	13.19%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	98,359,523	83.88%	3,372,501	2.88%	15,534,587	13.25%	83.88%	2.88%	13.25%
6b	Purchasing Securities on Margin	98,444,356	83.95%	3,290,886	2.81%	15,531,369	13.24%	83.95%	2.81%	13.24%
6c	Investing in Restricted or Illiquid Securities	98,296,531	83.82%	3,028,611	2.58%	15,941,469	13.59%	83.82%	2.58%	13.59%
6d	Investing for the Purpose of Exercising Control	98,535,100	84.03%	2,726,201	2.32%	16,005,309	13.65%	84.03%	2.32%	13.65%
6e	Investing in Other Investment Companies	98,532,657	84.02%	2,740,349	2.34%	15,993,605	13.64%	84.02%	2.34%	13.64%
6f	Management Ownership of Securities of an Issuer	98,694,385	84.16%	2,533,976	2.16%	16,038,250	13.68%	84.16%	2.16%	13.68%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	98,853,168	84.30%	2,461,685	2.10%	15,951,758	13.60%	84.30%	2.10%	13.60%
6h	Investing in Securities of Unseasoned Issuers	98,385,119	83.90%	2,882,682	2.46%	15,998,811	13.64%	83.90%	2.46%	13.64%
6i	Investing in Warrants	98,619,865	84.10%	2,598,182	2.22%	16,048,564	13.69%	84.10%	2.22%	13.69%
6j	Writing or Acquiring Options	98,646,590	84.12%	2,632,309	2.24%	15,987,712	13.63%	84.12%	2.24%	13.63%

344

The U.S. Large Cap Value Series

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	450,089,477	90.34%	13,835,372	2.78%	34,296,468	6.88%	90.12%	2.77%	6.87%
5b	Making Loans	446,508,610	89.62%	17,323,887	3.48%	34,388,819	6.90%	89.41%	3.47%	6.89%
5c	Investments in Real Estate	449,117,076	90.14%	14,867,126	2.98%	34,237,115	6.87%	89.93%	2.98%	6.86%
5d	Investments in Commodities	445,240,298	89.37%	18,945,498	3.80%	34,035,520	6.83%	89.15%	3.79%	6.82%
5e	Diversification of Investments	450,429,968	90.41%	13,968,473	2.80%	33,822,876	6.79%	90.19%	2.80%	6.77%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	442,477,364	88.81%	21,095,580	4.23%	34,648,372	6.95%	88.60%	4.22%	6.94%
6b	Purchasing Securities on Margin	442,025,675	88.72%	21,654,237	4.35%	34,541,405	6.93%	88.51%	4.34%	6.92%
6c	Investing in Restricted or Illiquid Securities	441,905,416	88.70%	21,661,567	4.35%	34,654,334	6.96%	88.48%	4.34%	6.94%
6d	Investing for the Purpose of Exercising Control	446,950,234	89.71%	16,844,128	3.38%	34,426,955	6.91%	89.49%	3.37%	6.89%
6e	Investing in Other Investment Companies	446,376,678	89.59%	17,480,520	3.51%	34,364,119	6.90%	89.38%	3.50%	6.88%
6f	Management Ownership of Securities of an Issuer	446,904,545	89.70%	16,712,196	3.35%	34,604,577	6.95%	89.49%	3.35%	6.93%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	445,817,286	89.48%	18,271,331	3.67%	34,132,700	6.85%	89.27%	3.66%	6.83%
6h	Investing in Securities of Unseasoned Issuers	445,230,922	89.36%	18,304,705	3.67%	34,685,690	6.96%	89.15%	3.67%	6.95%
6i	Investing in Warrants	446,950,388	89.71%	16,531,063	3.32%	34,739,866	6.97%	89.49%	3.31%	6.96%
6j	Writing or Acquiring Options	446,696,672	89.66%	16,985,456	3.41%	34,539,189	6.93%	89.44%	3.40%	6.92%

The DFA International Value Series
		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	349,117,663	88.20%	30,044,848	7.59%	16,661,166	4.21%	86.14%	7.41%	4.11%
5b	Making Loans	348,947,065	88.16%	29,971,477	7.57%	16,905,135	4.27%	86.10%	7.40%	4.17%
5c	Investments in Real Estate	351,165,048	88.72%	28,070,820	7.09%	16,587,809	4.19%	86.65%	6.93%	4.09%
5d	Investments in Commodities	347,839,401	87.88%	31,372,412	7.93%	16,611,864	4.20%	85.82%	7.74%	4.10%
5e	Diversification of Investments	351,038,355	88.69%	28,302,302	7.15%	16,483,020	4.16%	86.61%	6.98%	4.07%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	346,783,275	87.61%	32,195,687	8.13%	16,844,715	4.26%	85.56%	7.94%	4.16%
6b	Purchasing Securities on Margin	346,279,680	87.48%	32,728,442	8.27%	16,815,555	4.25%	85.44%	8.08%	4.15%
6c	Investing in Restricted or Illiquid Securities	346,650,940	87.58%	32,506,501	8.21%	16,666,236	4.21%	85.53%	8.02%	4.11%
6d	Investing for the Purpose of Exercising Control	349,242,494	88.23%	29,958,913	7.57%	16,621,270	4.20%	86.17%	7.39%	4.10%
6e	Investing in Other Investment Companies	349,373,590	88.26%	29,787,506	7.53%	16,662,582	4.21%	86.20%	7.35%	4.11%
6f	Management Ownership of Securities of an Issuer	349,991,995	88.42%	28,988,874	7.32%	16,842,809	4.26%	86.36%	7.15%	4.16%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	348,999,679	88.17%	30,314,009	7.66%	16,509,990	4.17%	86.11%	7.48%	4.07%
6h	Investing in Securities of Unseasoned Issuers	349,376,398	88.27%	29,792,320	7.53%	16,653,959	4.21%	86.20%	7.35%	4.11%
6i	Investing in Warrants	349,983,930	88.42%	29,092,914	7.35%	16,745,833	4.23%	86.35%	7.18%	4.13%
6j	Writing or Acquiring Options	349,310,900	88.25%	29,764,139	7.52%	16,747,638	4.23%	86.19%	7.34%	4.13%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	355,560,358	89.83%	17,051,279	4.31%	23,212,041	5.86%	87.73%	4.21%	5.73%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	355,594,969	89.84%	16,996,602	4.29%	23,232,105	5.87%	87.74%	4.19%	5.73%

345

The Japanese Small Company Series

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5b	Making Loans	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5c	Investments in Real Estate	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5d	Investments in Commodities	146,646,464	99.96%	40,512	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
5e	Diversification of Investments	146,646,464	99.96%	40,512	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
6b	Purchasing Securities on Margin	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6c	Investing in Restricted or Illiquid Securities	146,642,296	99.96%	44,683	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
6d	Investing for the Purpose of Exercising Control	146,350,730	99.76%	336,246	0.23%	19,313	0.01%	99.76%	0.23%	0.01%
6e	Investing in Other Investment Companies	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6f	Management Ownership of Securities of an Issuer	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	146,660,306	99.97%	26,673	0.02%	19,310	0.01%	99.97%	0.02%	0.01%
6h	Investing in Securities of Unseasoned Issuers	146,370,392	99.77%	316,585	0.22%	19,313	0.01%	99.77%	0.22%	0.01%
6i	Investing in Warrants	146,660,780	99.97%	26,199	0.02%	19,310	0.01%	99.97%	0.02%	0.01%
6j	Writing or Acquiring Options	146,368,741	99.77%	318,236	0.22%	19,313	0.01%	99.77%	0.22%	0.01%

The Asia Pacific Small Company Series
		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	27,034,666	99.48%	101,817	0.37%	39,663	0.15%	99.48%	0.37%	0.15%
5b	Making Loans	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5c	Investments in Real Estate	27,032,309	99.47%	100,863	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5d	Investments in Commodities	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5e	Diversification of Investments	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	27,030,130	99.46%	101,817	0.37%	44,198	0.16%	99.46%	0.37%	0.16%
6b	Purchasing Securities on Margin	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6c	Investing in Restricted or Illiquid Securities	27,030,088	99.46%	101,817	0.37%	44,240	0.16%	99.46%	0.37%	0.16%
6d	Investing for the Purpose of Exercising Control	26,910,498	99.02%	221,407	0.81%	44,240	0.16%	99.02%	0.81%	0.16%
6e	Investing in Other Investment Companies	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6f	Management Ownership of Securities of an Issuer	27,030,088	99.46%	101,817	0.37%	44,240	0.16%	99.46%	0.37%	0.16%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	27,030,130	99.46%	101,817	0.37%	44,198	0.16%	99.46%	0.37%	0.16%
6h	Investing in Securities of Unseasoned Issuers	26,910,498	99.02%	221,407	0.81%	44,240	0.16%	99.02%	0.81%	0.16%
6i	Investing in Warrants	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6j	Writing or Acquiring Options	26,909,871	99.02%	222,034	0.82%	44,240	0.16%	99.02%	0.82%	0.16%

The United Kingdom Small Company Series
		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5b	Making Loans	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5c	Investments in Real Estate	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%

346

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5d	Investments in Commodities	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5e	Diversification of Investments	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6b	Purchasing Securities on Margin	27,789,450	99.98%	2,434	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6c	Investing in Restricted or Illiquid Securities	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6d	Investing for the Purpose of Exercising Control	27,741,238	99.81%	50,646	0.18%	3,028	0.01%	99.81%	0.18%	0.01%
6e	Investing in Other Investment Companies	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6f	Management Ownership of Securities of an Issuer	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6h	Investing in Securities of Unseasoned Issuers	27,741,238	99.81%	50,646	0.18%	3,028	0.01%	99.81%	0.18%	0.01%
6i	Investing in Warrants	27,789,450	99.98%	2,434	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6j	Writing or Acquiring Options	27,741,032	99.81%	50,853	0.18%	3,028	0.01%	99.81%	0.18%	0.01%
The Continental Small Company Series
		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	38,121,496	99.90%	19,389	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5b	Making Loans	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5c	Investments in Real Estate	38,121,826	99.91%	19,059	0.05%	17,169	0.04%	99.91%	0.05%	0.04%
5d	Investments in Commodities	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5e	Diversification of Investments	38,128,283	99.92%	12,602	0.03%	17,169	0.04%	99.92%	0.03%	0.04%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6b	Purchasing Securities on Margin	38,121,496	99.90%	19,389	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6c	Investing in Restricted or Illiquid Securities	38,121,348	99.90%	19,536	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6d	Investing for the Purpose of Exercising Control	38,076,201	99.79%	64,684	0.17%	17,169	0.04%	99.79%	0.17%	0.04%
6e	Investing in Other Investment Companies	38,121,187	99.90%	19,697	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6f	Management Ownership of Securities of an Issuer	38,121,346	99.90%	19,539	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	38,121,826	99.91%	19,059	0.05%	17,169	0.04%	99.91%	0.05%	0.04%
6h	Investing in Securities of Unseasoned Issuers	38,076,201	99.79%	64,684	0.17%	17,169	0.04%	99.79%	0.17%	0.04%
6i	Investing in Warrants	38,120,643	99.90%	20,241	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6j	Writing or Acquiring Options	38,076,042	99.79%	64,842	0.17%	17,169	0.04%	99.79%	0.17%	0.04%
The Canadian Small Company Series
		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5b	Making Loans	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5c	Investments in Real Estate	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5d	Investments in Commodities	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5e	Diversification of Investments	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%

The Emerging Markets Series

347

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	52,121,556	93.84%	1,664,956	3.00%	1,757,089	3.16%	87.03%	2.78%	2.93%
5b	Making Loans	52,099,490	93.80%	1,648,888	2.97%	1,795,223	3.23%	86.99%	2.75%	3.00%
5c	Investments in Real Estate	52,397,882	94.34%	1,398,009	2.52%	1,747,709	3.15%	87.49%	2.33%	2.92%
5d	Investments in Commodities	52,040,226	93.69%	1,748,233	3.15%	1,755,143	3.16%	86.89%	2.92%	2.93%
5e	Diversification of Investments	52,611,281	94.72%	1,181,063	2.13%	1,751,257	3.15%	87.85%	1.97%	2.92%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	51,861,192	93.37%	1,894,995	3.41%	1,787,414	3.22%	86.60%	3.16%	2.98%
6b	Purchasing Securities on Margin	51,912,008	93.46%	1,862,926	3.35%	1,768,666	3.18%	86.68%	3.11%	2.95%
6c	Investing in Restricted or Illiquid Securities	51,782,840	93.23%	1,972,942	3.55%	1,787,818	3.22%	86.47%	3.29%	2.99%
6d	Investing for the Purpose of Exercising Control	52,148,416	93.89%	1,633,661	2.94%	1,761,524	3.17%	87.08%	2.73%	2.94%
6e	Investing in Other Investment Companies	52,226,140	94.03%	1,552,404	2.79%	1,765,057	3.18%	87.21%	2.59%	2.95%
6f	Management Ownership of Securities of an Issuer	52,340,283	94.23%	1,414,052	2.55%	1,789,266	3.22%	87.40%	2.36%	2.99%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	49,027,368	88.27%	4,764,525	8.58%	1,751,708	3.15%	81.86%	7.96%	2.92%
6h	Investing in Securities of Unseasoned Issuers	52,200,460	93.98%	1,550,569	2.79%	1,792,572	3.23%	87.16%	2.59%	2.99%
6i	Investing in Warrants	52,426,418	94.39%	1,350,164	2.43%	1,767,018	3.18%	87.54%	2.25%	2.95%
6j	Writing or Acquiring Options	52,093,118	93.79%	1,682,479	3.03%	1,768,004	3.18%	86.98%	2.81%	2.95%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	52,843,359	95.14%	879,647	1.58%	1,820,595	3.28%	88.24%	1.47%	3.04%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	52,852,461	95.15%	862,958	1.55%	1,828,182	3.29%	88.25%	1.44%	3.05%
The Emerging Markets Small Cap Series
		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	28,003,797	96.84%	486,844	1.68%	426,138	1.47%	96.84%	1.68%	1.47%
5b	Making Loans	27,099,770	93.72%	1,364,563	4.72%	452,447	1.56%	93.72%	4.72%	1.56%
5c	Investments in Real Estate	27,992,430	96.80%	499,696	1.73%	424,654	1.47%	96.80%	1.73%	1.47%
5d	Investments in Commodities	27,913,853	96.53%	577,490	2.00%	425,436	1.47%	96.53%	2.00%	1.47%
5e	Diversification of Investments	28,035,370	96.95%	422,105	1.46%	459,304	1.59%	96.95%	1.46%	1.59%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	26,983,015	93.31%	1,471,880	5.09%	461,884	1.60%	93.31%	5.09%	1.60%
6b	Purchasing Securities on Margin	27,848,848	96.31%	604,830	2.09%	463,101	1.60%	96.31%	2.09%	1.60%
6d	Investing for the Purpose of Exercising Control	27,959,095	96.69%	492,373	1.70%	465,311	1.61%	96.69%	1.70%	1.61%
6e	Investing in Other Investment Companies	27,939,843	96.62%	515,813	1.78%	461,123	1.59%	96.62%	1.78%	1.59%
6f	Management Ownership of Securities of an Issuer	28,014,739	96.88%	431,977	1.49%	470,062	1.63%	96.88%	1.49%	1.63%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	27,936,946	96.61%	518,946	1.79%	460,887	1.59%	96.61%	1.79%	1.59%
6h	Investing in Securities of Unseasoned Issuers	27,999,589	96.83%	447,127	1.55%	470,063	1.63%	96.83%	1.55%	1.63%
6i	Investing in Warrants	28,022,853	96.91%	428,573	1.48%	465,354	1.61%	96.91%	1.48%	1.61%
6j	Writing or Acquiring Options	28,028,907	96.93%	425,938	1.47%	461,934	1.60%	96.93%	1.47%	1.60%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	28,096,987	97.16%	355,522	1.23%	464,270	1.61%	97.16%	1.23%	1.61%

348

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	28,096,987	97.16%	355,522	1.23%	464,270	1.61%	97.16%	1.23%	1.61%

349

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

350

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies

Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

351

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth

Chairman, Director, Chief

Executive Officer and

President of DFAIDG, DIG

and DEM. Chairman,

Trustee, Chief Executive

Officer, Chief Investment

Officer and President of

DFAITC.

6300 Bee Cave Road,

Building One

Austin, Texas 78746

Age: 62

	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto

Director, Chief Investment

Officer and Vice President

of DFAIDG, DIG and

DEM.

Trustee, Chief Investment

Officer and Vice President

of DFAITC

6300 Bee Cave Road,

Building One

Austin, TX 78746

Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies

Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

352

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008

Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

353

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009

Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007

Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003

Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

354

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009

Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

355

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

356

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).
[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

357

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

358

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short-Term Capital Gain(7)
U.S. Large Company Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
Enhanced U.S. Large Company Portfolio	91%	9%	—	—	—	100%	—	—	1%	—	—	100%	100%
U.S. Large Cap Value Portfolio	95%	5%	—	—	—	100%	100%	100%	—	—	—	100%	100%
U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
U.S. Small Cap Value Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
U.S. Core Equity 1 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
U.S. Vector Equity Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
T.A. U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
U.S. Small Cap Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
U.S. Micro Cap Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
DFA Real Estate Securities Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
Large Cap International Portfolio	100%	—	—	—	—	100%	100%	100%	—	8%	124%	100%	100%
International Core Equity Portfolio	100%	—	—	—	—	100%	100%	100%	1%	7%	113%	100%	100%
T.A. World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	100%	100%	—	8%	137%	100%	100%
International Small Company Portfolio	100%	—	—	—	—	100%	100%	100%	—	7%	119%	100%	100%
Japanese Small Company Portfolio	100%	—	—	—	—	100%	100%	100%	—	6%	85%	100%	100%
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%	100%	100%	—	2%	101%	100%	100%
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
Continental Small Company Portfolio	100%	—	—	—	—	100%	100%	100%	—	12%	124%	100%	100%
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%	100%	100%	—	15%	290%	100%	100%
DFA Global Real Estate Securities Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	100%	100%
DFA International Small Cap Value Portfolio	81%	—	19%	—	—	100%	100%	100%	—	8%	142%	100%	100%
International Vector Equity Portfolio	100%	—	—	—	—	100%	100%	100%	—	9%	140%	100%	100%
Emerging Markets Portfolio	59%	1%	40%	—	—	100%	100%	100%	—	8%	123%	100%	100%
Emerging Markets Small Cap Portfolio	100%	—	—	—	—	100%	100%	100%	—	10%	130%	100%	100%
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	100%	100%	—	9%	167%	100%	100%
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	1%	—	—	100%	100%
DFA Two-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	2%	—	—	100%	100%
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	—	—	—	—	—	—	—	—	—	—
DFA Five-Year Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	100%
DFA Five-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	23%	—	—	100%	100%
DFA Intermediate Government Fixed Income Portfolio	89%	—	11%	—	—	100%	—	—	100%	—	—	100%	100%
DFA Short-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	100%	100%
DFA Inflation-Protected Securities Portfolio	90%	1%	9%	—	—	100%	—	—	34%	—	—	100%	100%
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	100%	100%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	100%	100%
Dimensional Investment Group Inc.
DFA International Value Portfolio	100%	—	—	—	—	100%	100%	100%	—	7%	114%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were satisfied for DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Inflation-Protected Securities Portfolio to permit exemption of these amounts from state income for these funds.

(4)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.

(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

359

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS VALUE FUND

Annual Report

Year Ended October 31, 2009

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

Emerging Markets Value Portfolio Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

October 31, 1999-October 31, 2009

Emerging Markets Value Portfolio Class R2 vs.

MSCI Emerging Markets Index (net dividends)

January 29, 2008-October 31, 2009

2

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Gains in emerging markets were better, on average, than in developed markets, although results varied widely among the individual emerging markets countries. For the 12 month period, returns in U.S. dollars were 64.13% for the MSCI Emerging Markets Index (net dividends) and 27.83% for the MSCI World ex USA Index (net dividends).

3

12 Months Ended October 31, 2009

Country	U.S. Dollar Return
Argentina	53.21%
Brazil	91.55%
Chile	61.68%
China	82.16%
Czech Republic	26.83%
Hungary	63.54%
India	77.12%
Indonesia	127.39%
Israel	31.43%
Malaysia	56.99%
Mexico	39.79%
Philippines	50.71%
Poland	23.09%
South Africa	61.69%
South Korea	56.17%
Taiwan	48.86%
Thailand	78.58%
Turkey	68.21%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Master-Feeder Structure

The Emerging Markets Value Portfolio described below, called a “Feeder Fund,” does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a “Master Fund“. The Master Fund, in turn, purchases stocks and/or other securities.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 1,944 stocks across 18 emerging markets countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets. The Master Fund’s target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Master Fund’s diversified investment approach, performance was generally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 78.59% for the Institutional Class share of the Portfolio, 78.29% for the Class R2 shares of the Portfolio and 64.13% for the MSCI Emerging Markets Index (net dividends). The Master Fund targets large and small cap value stocks while the Index primarily targets large cap stocks. The Master Fund’s greater allocation than the Index to value stocks added approximately 11.9% to relative performance. The Master Fund’s greater allocation to small cap stocks added approximately 3.3% to the relative performance.

4

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of October 31, 2009, the Fund held 1,944 stocks in 18 emerging markets countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Fund’s assets. The Fund’s target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Fund’s diversified investment approach, performance was generally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 79.39% for the Fund and 64.13% for the MSCI Emerging Markets Index (net dividends). The Fund targets large and small cap value stocks while the Index primarily targets large cap stocks. The Fund’s greater allocation than the Index to value stocks added approximately 11.9% to relative performance. The Fund’s greater allocation to small cap stocks added approximately 3.3% to the relative performance.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLE	Six Months Ended October 31, 2009

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,471.60	0.90%	$5.61
Institutional Class Shares	$1,000.00	$1,474.10	0.62%	$3.87
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.67	0.90%	$4.58
Institutional Class Shares	$1,000.00	$1,022.08	0.62%	$3.16

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

7

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund (Affiliated Investment Company) at Value†	$7,409,209
Receivables:
Investment Securities Sold	16,385
Fund Shares Sold	9,155
Prepaid Expenses and Other Assets	49

Total Assets	7,434,798

LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	4,044
Fund Shares Redeemed	21,496
Due to Advisor	2,594
Accrued Expenses and Other Liabilities	316

Total Liabilities	28,450

NET ASSETS	$7,406,348

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares - based on net assets of $5,082 and shares outstanding of 2,034,960	$2.50

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares - based on net assets of $7,401,266 and shares outstanding of 256,115,623	$28.90

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investments in Affiliated Investment Company at Cost	$5,504,485

NET ASSETS CONSIST OF:
Paid-In Capital	$5,930,966
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	12,574
Accumulated Net Realized Gain (Loss)	182,234
Net Unrealized Appreciation (Depreciation)	1,280,574

NET ASSETS	$7,406,348

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

Investment Income
Dividends	$109,045
Interest	277
Income from Securities Lending	11,962
Expenses Allocated from Affiliated Investment Company	(10,541)

Total Investment Income	110,743

Expenses
Administrative Services Fees	20,346
Accounting & Transfer Agent Fees	109
Filing Fees	208
Shareholder Servicing Fees — Class R2 Shares	9
Shareholders’ Reports	125
Directors’/Trustees’ Fees & Expenses	87
Professional Fees	70
Other	57

Total Expenses	21,011

Net Investment Income (Loss)	89,732

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	76,523
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	2,867,814

Net Realized and Unrealized Gain (Loss)	2,944,337

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,034,069

See accompanying Notes to Financial Statements.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$89,732	$179,045	$119,722
Net Realized Gain (Loss) on Investment Securities Sold	76,523	603,223 †	170,231 †
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	2,867,814	(5,398,482)†	2,117,791 †

Net Increase (Decrease) in Net Assets Resulting from Operations	3,034,069	(4,616,214)	2,407,744

Distributions From:
Net Investment Income:
Class R2 Shares	(427)	(115)	—
Institutional Class Shares	(77,134)	(181,885)	(96,479)
Net Short-Term Gains:
Class R2 Shares	(76)	—	—
Institutional Class Shares	(36,974)	(13,134)	(8,058)
Net Long-Term Gains:
Class R2 Shares	(1,070)	—	—
Institutional Class Shares	(517,440)	(155,738)	(44,751)

Total Distributions	(633,121)	(350,872)	(149,288)

Capital Share Transactions:
Shares Issued	1,980,752	2,280,870	1,777,388
Shares Issued in Lieu of Cash Distributions	576,478	306,474	124,212
Shares Redeemed	(1,289,209)	(1,368,681)	(957,950)

Net Increase (Decrease) from Capital Share Transactions	1,268,021	1,218,663	943,650

Total Increase (Decrease) in Net Assets	3,668,969	(3,748,423)	3,202,106
Net Assets
Beginning of Period	3,737,379	7,485,802	4,283,696

End of Period	$7,406,348	$3,737,379	$7,485,802

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$12,574	$6,472	$22,447

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

Class R2 Shares
Year Ended Oct. 31, 2009	Period Jan. 29, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$4.56	$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.21	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.14	(4.93)

Total from Investment Operations	1.17	(4.72)

Less Distributions
Net Investment Income	(0.32)	(0.72)
Net Realized Gains	(2.91)	—

Total Distributions	(3.23)	(0.72)

Net Asset Value, End of Period	$2.50	$4.56

Total Return	78.29%	(50.51	)%(C)

Net Assets, End of Period (thousands)	$5,082	$1,799
Ratio of Expenses to Average Net Assets (D)	0.90%	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.39%	3.35	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53

Income from Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	12.41	(25.48)	14.82	8.65	4.96	5.54

Total from Investment Operations	12.79	(24.50)	15.60	9.25	5.46	5.75

Less Distributions
Net Investment Income	(0.34)	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)
Net Realized Gains	(2.91)	(0.99)	(0.38)	(0.25)	(0.09)	—

Total Distributions	(3.25)	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)

Net Asset Value, End of Period	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93

Total Return	78.59%	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%

Net Assets, End of Period (thousands)	$7,401,266	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313
Ratio of Expenses to Average Net Assets (D)	0.62%	0.60	%(B)	0.60%	0.63%	0.70%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.76%	2.82	%(B)	2.00%	2.22%	2.45%	1.37%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Group”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-seven operational portfolios, one of which, the Emerging Markets Value Portfolio (the “Portfolio”) is included in this report. The remaining fifty-six portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund (the “Fund”, formerly, the Dimensional Emerging Markets Value Fund Inc.). At October 31, 2009, the Portfolio owned 93% of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 29, 2008, Class R2 shares commenced operations. As of October 31, 2009, Class R1 has 100,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:  The Portfolio’s investment reflects its proportionate interest in the net assets of the Fund.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 is listed below (in thousands).

13

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Value Portfolio	$7,409,209	—	—	$7,409,209

2. Deferred Compensation Plan:    Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses. At October 31, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $145 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

3. Other:    The portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Fund, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended October 31, 2009, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Expense Assumption Agreement will remain in effect until March 1, 2010, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At October 31, 2009, there were no fees subject to future recovery by the Advisor.

14

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Group. For the year ended October 31, 2009, the total related amounts paid by the Group to the CCO were $197 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(76,651)	$(6,069)	$82,720

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31,2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$110,158	$51,893	$162,051
2008	210,872	193,750	404,622
2009	114,611	518,510	633,121

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$11,386	$8,867	$20,253

15

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$78,548	$116,405	$194,953

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, 2009, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,117,186	$2,018,873	$(726,850)	$1,292,023

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008*		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$2,967	1,723	$2,856	408	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1,574	942	115	14	N/A	N/A
Shares Redeemed	(2,169)	(1,024)	(175)	(28)	N/A	N/A

Net Increase (Decrease) — Class R2 Shares	$2,372	1,641	$2,796	394	N/A	N/A

Institutional Class Shares
Shares Issued	$1,977,785	91,360	$2,278,014	60,725	$1,777,388	46,560
Shares Issued in Lieu of Cash Distributions	574,904	34,181	306,359	7,710	124,212	3,560
Shares Redeemed	(1,287,040)	(62,335)	(1,368,506)	(38,791)	(957,950)	(23,900)

Net Increase (Decrease) — Institutional Class Shares	$1,265,649	63,206	$1,215,867	29,644	$943,650	26,220

*Class	R2 Shares commenced operations on January 29, 2008.

16

F. Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line credit during the year ended October 31, 2009.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Group’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I. Other:

At October 31, 2009, three shareholders held approximately 97% of the outstanding shares of Class R2 Shares and two shareholder held 28% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subsequent Event Note:

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder (the Emerging Markets Value Portfolio) and other direct client investors, made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue

17

Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, the Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

The Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Emerging Markets Value Portfolio and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

19

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DFAIDG*
1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%	81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%	81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%	81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%	81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%	81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%	81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%	81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%	81.55%	0.00%	5.25%

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*		3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

* Results are for all Portfolios within DFAIDG

Emerging Markets Value Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	132,322,989	75.20%	7,586,186	4.31%	843,802	0.48%	35,211,160	20.01%	50.10%	2.87%	0.32%
5b	Making Loans	132,110,921	75.08%	7,737,859	4.40%	904,198	0.51%	35,211,160	20.01%	50.02%	2.93%	0.34%
5c	Investments in Real Estate	130,422,103	74.12%	9,486,023	5.39%	844,852	0.48%	35,211,160	20.01%	49.38%	3.59%	0.32%
5d	Investments in Commodities	132,227,173	75.14%	7,682,935	4.37%	842,869	0.48%	35,211,160	20.01%	50.07%	2.91%	0.32%
5e	Diversification of Investments	132,295,453	75.18%	7,607,042	4.32%	850,482	0.48%	35,211,160	20.01%	50.09%	2.88%	0.32%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	131,696,395	74.84%	8,154,685	4.63%	901,898	0.51%	35,211,160	20.01%	49.87%	3.09%	0.34%
6d	Investing for the Purpose of Exercising Control	132,128,548	75.09%	7,767,248	4.41%	857,181	0.49%	35,211,160	20.01%	50.03%	2.94%	0.32%
6e	Investing in Other Investment Companies	131,992,254	75.01%	7,915,625	4.50%	845,099	0.48%	35,211,160	20.01%	49.98%	3.00%	0.32%
6h	Investing in Securities of Unseasoned Issuers	132,041,608	75.04%	7,866,456	4.47%	844,913	0.48%	35,211,160	20.01%	50.00%	2.98%	0.32%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	135,285,853	76.88%	620,557	0.35%	4,846,568	2.75%	35,211,160	20.01%	51.22%	0.23%	1.84%

20

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHART

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Index (net dividends)

October 31, 1999-October 31, 2009

21

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2009

EXPENSE TABLE

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,477.20	0.22%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

22

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Consumer Discretionary	10.8%
Consumer Staples	6.4%
Energy	7.8%
Financials	29.7%
Health Care	1.3%
Industrials	11.6%
Information Technology	7.1%
Materials	21.6%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	2.0%
Utilities	1.6%

100.0%

23

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.6%)
BRAZIL — (5.5%)
BM&F Bovespa SA	13,089,600	$84,336,376	1.1%
Other Securities		399,678,193	5.0%

TOTAL BRAZIL		484,014,569	6.1%

CHILE — (2.4%)
Empresas CMPC SA	1,375,219	49,245,765	0.6%
Enersis SA Sponsored ADR	2,873,037	50,795,294	0.6%
Other Securities		107,796,717	1.4%

TOTAL CHILE		207,837,776	2.6%

CHINA — (12.0%)
Bank of China, Ltd.	180,881,000	104,011,089	1.3%
Beijing Enterprises Holdings, Ltd.	5,599,500	33,375,390	0.4%
China Construction Bank Corp.	41,385,000	35,679,319	0.5%
#China Unicom Hong Kong, Ltd. ADR	3,936,592	49,797,889	0.6%
CNPC Hong Kong, Ltd.	40,880,000	42,741,026	0.5%
Denway Motors, Ltd.	57,266,000	27,411,466	0.4%
Dongfeng Motor Corp.	28,888,000	34,382,337	0.4%
Shanghai Industrial Holdings, Ltd.	7,759,000	36,449,823	0.5%
Other Securities		687,073,216	8.6%

TOTAL CHINA		1,050,921,555	13.2%

CZECH REPUBLIC — (0.4%)
Other Securities		32,531,377	0.4%

HUNGARY — (2.2%)
#*MOLHungarian Oil & Gas NYRT	818,138	68,350,657	0.8%
#*OTPBank NYRT	3,901,786	109,716,230	1.4%
Other Securities		16,594,742	0.2%

TOTAL HUNGARY		194,661,629	2.4%

INDIA — (10.7%)
ICICI Bank, Ltd. Sponsored ADR	3,310,395	104,111,923	1.3%
*Reliance Industries, Ltd.	4,193,665	169,675,160	2.1%
Other Securities		666,095,691	8.4%

TOTAL INDIA		939,882,774	11.8%

INDONESIA — (2.7%)
PT Astra International Tbk	9,546,400	30,713,599	0.4%
PT Bumi Resources Tbk	158,328,500	38,115,617	0.5%
Other Securities		163,519,727	2.0%

TOTAL INDONESIA		232,348,943	2.9%

ISRAEL — (2.6%)
*Bank Hapoalim B.M.	13,175,469	48,100,324	0.6%
*Bank Leumi Le-Israel B.M.	12,465,728	48,684,714	0.6%
Other Securities		133,709,213	1.7%

TOTAL ISRAEL		230,494,251	2.9%

MALAYSIA — (3.6%)
AMMB Holdings Berhad	21,831,262	30,016,248	0.4%
PPB Group Berhad	6,759,566	29,850,799	0.4%
Other Securities		257,290,043	3.2%

TOTAL MALAYSIA		317,157,090	4.0%

24

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.3%)
*Cemex S.A.B. de C.V. Sponsored ADR	9,390,579	$97,474,207	1.2%
#Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,402,758	60,753,449	0.8%
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	31,244,580	0.4%
#*Grupo Financiero Banorte S.A.B. de C.V.	9,775,260	31,242,334	0.4%
*Grupo Mexico S.A.B. de C.V. Series B	37,630,484	75,239,593	0.9%
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	31,970,335	0.4%
Other Securities		224,409,268	2.8%

TOTAL MEXICO		552,333,766	6.9%

PHILIPPINES — (0.7%)
Other Securities		59,406,031	0.7%

POLAND — (2.1%)
KGHM Polska Miedz SA	1,076,971	36,251,556	0.5%
*Polski Koncern Naftowy Orlen SA	5,310,008	55,270,438	0.7%
Other Securities		89,333,418	1.1%

TOTAL POLAND		180,855,412	2.3%

RUSSIA — (0.8%)
*Gazprom OAO Sponsored ADR	2,755,161	66,074,426	0.8%
Other Securities		2,469,848	0.1%

TOTAL RUSSIA		68,544,274	0.9%

SOUTH AFRICA — (8.7%)
#ABSA Group, Ltd.	2,880,669	46,348,396	0.6%
#Gold Fields, Ltd. Sponsored ADR	5,353,350	68,255,212	0.9%
Harmony Gold Mining Co., Ltd.	2,923,251	29,227,650	0.4%
#Nedbank Group, Ltd.	2,693,900	41,601,279	0.5%
Sanlam, Ltd.	28,700,406	78,760,640	1.0%
Steinhoff International Holdings, Ltd.	11,472,572	27,724,247	0.3%
Other Securities		469,775,616	5.9%

TOTAL SOUTH AFRICA		761,693,040	9.6%

SOUTH KOREA — (10.3%)
Hana Financial Group, Inc.	1,078,133	31,974,873	0.4%
Hyundai Motor Co., Ltd.	895,824	81,255,253	1.0%
#*KB Financial Group, Inc. ADR	1,770,753	84,004,522	1.1%
#POSCO ADR	1,041,585	106,366,660	1.4%
#Shinhan Financial Group Co., Ltd. ADR	663,280	50,177,132	0.6%
Other Securities		552,386,684	6.9%

TOTAL SOUTH KOREA		906,165,124	11.4%

TAIWAN — (10.6%)
#AU Optronics Corp. Sponsored ADR	5,821,675	51,405,388	0.7%
Chinatrust Financial Holdings Co., Ltd.	53,481,946	32,125,168	0.4%
*Fubon Financial Holding Co., Ltd.	29,313,000	32,526,620	0.4%
Mega Financial Holding Co., Ltd.	69,737,000	38,835,040	0.5%
*United Microelectronics Corp.	106,490,069	51,191,211	0.6%
Other Securities		721,886,417	9.1%

TOTAL TAIWAN		927,969,844	11.7%

THAILAND — (1.8%)
Other Securities		161,733,191	2.0%

TURKEY — (2.2%)
Other Securities		190,785,580	2.4%

TOTAL COMMON STOCKS		7,499,336,226	94.2%

25

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (5.3%)
BRAZIL — (5.3%)
Gerdau SA	2,445,084	$36,851,147	0.5%
#Gerdau SA Sponsored ADR	4,348,258	65,658,696	0.8%
Metalurgica Gerdau SA	4,022,600	73,870,975	0.9%
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	92,604,638	1.2%
Other Securities		192,949,483	2.4%

TOTAL BRAZIL		461,934,939	5.8%

CHILE — (0.0%)
Other Securities		1,719,902	0.0%

INDIA — (0.0%)
Other Securities		97,463	0.0%

MALAYSIA — (0.0%)
Other Securities		178,880	0.0%

TOTAL PREFERRED STOCKS		463,931,184	5.8%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		144,019	0.0%

CHINA — (0.0%)
Other Securities		202,026	0.0%

MALAYSIA — (0.0%)
Other Securities		38,923	0.0%

PHILIPPINES — (0.0%)
Other Securities		379,437	0.0%

SOUTH KOREA — (0.0%)
Other Securities		178	0.0%

TAIWAN — (0.0%)
Other Securities		68,030	0.0%

THAILAND — (0.0%)
Other Securities		80,775	0.0%

TOTAL RIGHTS/WARRANTS		913,388	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,245,000 FNMA 5.00%, 06/01/35, valued at $766,237) to be repurchased at $753,012	$753	753,000	0.0%

26

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund LP	792,322,880	$792,322,880	10.0%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $584,280) to be repurchased at $572,827	$573	572,824	0.0%

TOTAL SECURITIES LENDING COLLATERAL		792,895,704	10.0%

TOTAL INVESTMENTS — (100.0%) (Cost $7,369,005,537)		$8,757,829,502	110.0%

Summary of inputs used to value the Fund’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$484,014,569	—	—	$484,014,569
Chile	207,837,776	—	—	207,837,776
China	104,254,493	$946,667,062	—	1,050,921,555
Czech Republic	—	32,531,377	—	32,531,377
Hungary	—	194,661,629	—	194,661,629
India	116,902,770	822,980,004	—	939,882,774
Indonesia	4,151,498	228,197,445	—	232,348,943
Israel	18,804,680	211,689,571	—	230,494,251
Malaysia	445,014	316,712,076	—	317,157,090
Mexico	549,997,197	2,336,569	—	552,333,766
Philippines	1,729,383	57,676,648	—	59,406,031
Poland	—	180,855,412	—	180,855,412
Russia	754,724	67,789,550	—	68,544,274
South Africa	106,113,394	655,579,646	—	761,693,040
South Korea	252,962,556	653,202,568	—	906,165,124
Taiwan	51,416,015	876,553,829	—	927,969,844
Thailand	161,733,191	—	—	161,733,191
Turkey	—	190,785,580	—	190,785,580
Preferred Stocks
Brazil	461,934,939	—	—	461,934,939
Chile	1,719,902	—	—	1,719,902
India	—	97,463	—	97,463
Malaysia	178,880	—	—	178,880
Rights/Warrants
Brazil	144,019	—	—	144,019
China	202,026	—	—	202,026
Malaysia	38,923	—	—	38,923
Philippines	—	379,437	—	379,437

27

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$178	—	$178
Taiwan	—	68,030	—	68,030
Thailand	$80,775	—	—	80,775
Temporary Cash Investments	—	753,000	—	753,000
Securities Lending Collateral	—	792,895,704	—	792,895,704

TOTAL	$2,525,416,724	$6,232,412,778	—	$8,757,829,502

See accompanying Notes to Financial Statements.

28

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $712,563 of securities on loan)	$7,964,181
Temporary Cash Investments at Value & Cost	753
Collateral Received from Securities on Loan at Value & Cost	792,896
Foreign Currencies at Value	12,142
Cash	390
Receivables:
Investment Securities Sold	782
Dividends, Interest and Taxes Reclaims	6,454
Fund Shares Sold	4,046
Securities Lending Income	914
Prepaid Expenses and Other Assets	17

Total Assets	8,782,575

LIABILITIES:
Payables:
Upon Return of Securities Loaned	792,896
Investment Securities Purchased	460
Fund Shares Redeemed	16,387
Due to Advisor	698
Deferred Thailand Capital Gains Tax	6,036
Accrued Expenses and Other Liabilities	973

Total Liabilities	817,450

NET ASSETS	$7,965,125

Investments at Cost	$6,575,357

Foreign Currencies at Cost	$12,115

See accompanying Notes to Financial Statements.

29

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,259)	$117,415
Interest	300
Income from Securities Lending	12,936

Total Investment Income	130,651

Expenses
Investment Advisory Services Fees	5,493
Accounting & Transfer Agent Fees	595
Custodian Fees	4,068
Shareholders’ Reports	35
Directors’/Trustees’ Fees & Expenses	94
Professional Fees	427
Other	670

Total Expenses	11,382

Net Investment Income (Loss)	119,269

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	346,115
Futures	(3,835)
Foreign Currency Transactions	(2,499)
In-Kind Redemptions	25,938 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,817,363
Futures	(30)
Translation of Foreign Currency Denominated Amounts	449
Change in Deferred Thailand Capital Gains Tax	(3,804)

Net Realized and Unrealized Gain (Loss)	3,179,697

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,298,966

*	See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

30

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$119,269	$220,293	$166,703
Net Realized Gain (Loss) on:
Investment Securities Sold	346,115	(165,343)	659,828
Futures	(3,835)	—	—
Foreign Currency Transactions	(2,499)	(3,212)	(2,063)
In-Kind Redemptions	25,938 *	18,537 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,817,363	(5,059,018)	1,892,737
Futures	(30)	30	—
Translation of Foreign Currency Denominated Amounts	449	(330)	(230)
Change in Deferred Thailand Capital Gains Tax	(3,804)	9,750	(3,211)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,298,966	(4,979,293)	2,713,764

Transactions in Interest:
Contributions	1,430,899	1,427,915 †	1,088,699 †
Withdrawals	(813,144)*	(588,928)*†	(451,665)†

Net Increase (Decrease) from Transactions in Interest	617,755	838,987	637,034

Total Increase (Decrease) in Net Assets	3,916,721	(4,140,306)	3,350,798
Net Assets
Beginning of Period	4,048,404	8,188,710	4,837,912

End of Period	$7,965,125	$4,048,404	$8,188,710

*	See Note J in the Notes to Financial Statements.
†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

31

DIMENSIONAL EMERGING MARKETS VALUE FUND†

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Total Return	79.39%	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%
Net Assets, End of Period (thousands)	$7,965,125	$4,048,404		$8,188,710	$4,837,912	$2,417,064	$1,172,950
Ratio of Expenses to Average Net Assets	0.21%	0.19	%(B)	0.19%	0.22%	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.17%	3.19	%(B)	2.50%	2.57%	3.23%	2.33%
Portfolio Turnover Rate	20%	14	%(C)	14%	9%	7%	8%

See page 1 for the Definitions of Abbreviations and Footnotes.

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

32

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund Inc. (“DEM I”) was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund (“DEM II” or the “Fund”), a Delaware statutory trust, in a tax-free exchange under IRC §368(a)(1)(F).

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:    Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value

33

of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the year ended October 31, 2009 and are included in Directors’/Trustees’ Fees & Expenses for the period ended October 31, 2008. At October 31, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $157 (in thousands).

34

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Fund. For the year ended October 31, 2009, the Fund’s advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,947,348
Sales	1,101,052

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

35

Some of the Fund’s investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2009, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,247 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $428 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,381,311	$2,170,132	$(793,613)	$1,376,519

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax position and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:    The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2. Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3. Futures Contracts:    The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial

36

margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Fund’s derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Fund had no outstanding futures contracts.

The following is a summary of the location of realized and change in unrealized gains and losses on the Fund’s Statement of Operations for the Fund’s derivative instrument holdings through the year ended October 31, 2009:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss) on Derivatives Recognized in Income
Equity Contracts
Dimensional Emerging Markets Value Fund*	$(3,835)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts
Dimensional Emerging Markets Value Fund*	$(30)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Fund had limited activity in these transactions.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not

37

jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.94%	$6,366	40	$7	$44,805

There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2009.

H. Securities Lending:

As of October 31, 2009, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund’s investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

38

J. In-Kind Redemptions:

In accordance with guidelines described in the Fund’s prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period ended October 31, 2008 and the year ended October 31, 2009, the Fund realized $18,537 and $25,938 (in thousands) of net gain respectively.

K. Subsequent Event Note:

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, the Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

The Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

39

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no further subsequent events requiring recognition or disclosure in the financial statements.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Dimensional Emerging Markets Value Fund (formerly known as the Dimensional Emerging Markets Value Fund Inc.):

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the “Fund”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

41

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009, Dimensional Emerging Markets Value Fund (“DEM”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DEM, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of DEM approved each of the applicable proposals for DEM presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by DEM. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DEM

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DEM

1a	David G. Booth	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1b	George M. Constantinides	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1c	John P. Gould	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1d	Roger G. Ibbotson	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1e	Robert C. Merton	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1f	Myron S. Scholes	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1g	Eduardo A. Repetto	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1h	Abbie J. Smith	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

3	Approval of an Agreement and Plan of Reorganization for DEM	123,882,784	78.93%	248,809	0.16%	3,898,735	2.48%	28,919,699	18.43%	78.87%	0.16%	2.48%
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	121,580,801	77.46%	5,835,274	3.72%	614,254	0.39%	28,919,699	18.43%	77.41%	3.72%	0.39%
5b	Making Loans	121,527,084	77.43%	5,840,456	3.72%	662,790	0.42%	28,919,699	18.43%	77.37%	3.72%	0.42%
5c	Investments in Real Estate	120,018,448	76.47%	7,397,704	4.71%	614,177	0.39%	28,919,699	18.43%	76.41%	4.71%	0.39%
5d	Investments in Commodities	121,499,862	77.41%	5,916,917	3.77%	613,551	0.39%	28,919,699	18.43%	77.36%	3.77%	0.39%
5e	Diversification of Investments	121,586,004	77.47%	5,823,213	3.71%	621,112	0.40%	28,919,699	18.43%	77.41%	3.71%	0.40%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	121,252,352	77.26%	6,115,035	3.90%	662,941	0.42%	28,919,699	18.43%	77.20%	3.89%	0.42%
6d	Investing for the Purpose of
	Exercising Control	121,536,300	77.44%	5,869,804	3.74%	624,225	0.40%	28,919,699	18.43%	77.38%	3.74%	0.40%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	123,729,214	78.83%	405,576	0.26%	3,895,539	2.48%	28,919,699	18.43%	78.78%	0.26%	2.48%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	123,730,642	78.83%	404,185	0.26%	3,895,502	2.48%	28,919,699	18.43%	78.78%	0.26%	2.48%

42

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

43

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).
Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).
Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies

Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

44

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC. 6300 Bee Cave Road, Building One Austin, Texas 78746 Age: 62	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto Director, Chief Investment Officer and Vice President of DFAIDG, DIG and DEM. Trustee, Chief Investment Officer and Vice President of DFAITC 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

45

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008

Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

46

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009

Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007

Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003

Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

47

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009

Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

48

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

49

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

50

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

51

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Distributions(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Foreign Source Income(4)	Qualifying Interest Income(5)	Qualifying Short-Term Capital Gain(6)
Emerging Markets Value Portfolio	13%	6%	81%	100%	100%	100%	—	—	100%	100%

Dimensional Emerging Markets Value Fund
Dimensional Emerging Markets Value Fund	39%	—	61%	100%	100%	100%	5%	106%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain distributions).

(4)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e. the sum of short-term capital gain and net investment income) distributions made during the period.

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

52

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corporation
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2009.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

Tax-Managed U.S. Marketwide Value Portfolio vs.

Russell 3000® Value Index

October 31, 1999-October 31, 2009

Tax-Managed U.S. Equity Portfolio vs.

Dow Jones US Total Stock Market (Full Cap) Index

September 25, 2001-October 31, 2009

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

Tax-Managed U.S. Targeted Value Portfolio vs.

Russell 2000® Value Index

October 31, 1999-October 31, 2009

Tax-Managed U.S. Small Cap Portfolio vs.

Russell 2000® Index

October 31, 1999-October 31, 2009

Tax-Managed DFA International Value Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 1999-October 31, 2009

3

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2009

The year ending October 31, 2009, was among the most volatile periods in U.S. market history. Broad market returns were positive with stocks represented by the mid cap index outperforming those within both small cap and large cap indexes and stocks represented by the growth index outperforming those represented by the value index. Investors moving out of stocks, beginning in late 2008 and extending into early 2009, contributed to high volatility and negative returns over that period. Markets turned sharply higher in March, and the size and value premiums both turned positive over the eight months ending October 2009. Although the large cap index outperformed the small cap index, and the growth index outperformed the value index, returns within the broader market (Russell 3000® Index) demonstrate that there was a positive small size premium and a positive value premium. This counterintuitive result occurred because the stock markets were characterized by extreme volatility, and the indexes, which are reconstituted annually, were not able to rebalance during the course of the year to maintain their intended asset class exposure. Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio’s holdings. Size is measured by market capitalization, and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 12 months ended October 31, 2009, the total return of the Russell Microcap® Index was 5.06%, the Russell 2000® Index was 6.46%, the CRSP 6-10 Index was 20.94%, and the MSCI US Small Cap 1750 Index was 14.11%. Large cap growth stocks outperformed large cap value stocks, as measured by the Russell 1000® Growth Index and Russell 1000® Value Index. Small cap growth stocks outperformed small cap value stocks, by a lesser amount than in large caps, as measured by the Russell 2000® Growth Index and Russell 2000® Value Index.

Total Return for 12 Months Ended October 31, 2009

Russell 2000® Index (small cap companies)	6.46%
Russell Midcap® Index (mid cap companies)	18.74%
Russell 1000® Index (large cap companies)	11.19%
Russell 3000® Value Index	4.55%
Russell 3000® Growth Index	17.04%

Further dividing the large, mid, and small cap market segments by value and growth characteristics shows more detail in the performance differences over the period.

Total Return for 12 Months Ended October 31, 2009

Russell 1000® Value Index (large cap value companies)	4.78%
Russell 1000® Growth Index (large cap growth companies)	17.50%
Russell Midcap® Value Index (mid cap value companies)	14.52%
Russell Midcap® Growth Index (mid cap growth companies)	22.48%
Russell 2500TM Value Index (small/mid cap value companies)	8.56%
Russell 2500TM Growth Index (small/mid cap growth companies)	18.20%
Russell 2000® Value Index (small cap value companies)	1.95%
Russell 2000® Growth Index (small cap growth companies)	11.34%

Source: Russell data copyright © Russell Investment Group 1995-2009, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2009 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of

4

REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors (the “Advisor”) generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Master-Feeder Structure

Certain portfolios described below, called “Feeder Funds”, do not buy individual securities directly; instead, these portfolios invest in corresponding funds called “Master Funds”. The Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolios’ Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder’s investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,410 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 12.54% for the Portfolio and 4.55% for the Russell 3000® Value Index. The Portfolio benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Portfolio’s greater exposure to stocks with more pronounced value characteristics added more than 8% to the outperformance. The Portfolio is more inclusive than the Index across the market cap spectrum, particularly in the micro cap range, resulting in a slight size tilt for the Portfolio which also contributed to outperformance.

Tax-Managed U.S. Equity Portfolio

The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of a Master Fund that invests in such stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder’s investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,700 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 8.30% for the Portfolio and 11.34% for the Dow Jones US Total Stock Market Index (Full Cap). Over the period, there was a wider than usual performance difference between the best and worst performing stocks within industry sectors and asset classes. Consequently, slight differences in weights or holdings and in the timing of cash flows and trading between the Portfolio and the Index had a significant impact on relative performance.

Tax-Managed U.S. Targeted Value Portfolio

The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid capitalization value stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder’s investment. The

5

investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid capitalization company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,496 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 5.41% for the Portfolio and 1.95% for the Russell 2000® Value Index. The Portfolio benefited from a positive value premium over the last eight months of the period. The Portfolio’s greater exposure to value stocks was primarily responsible for the relative outperformance. This positive value effect was tempered by the slightly larger size characteristics of the Portfolio and the impact of avoiding REITs; both of which negatively impacted Portfolio returns when compared to the Index.

Tax-Managed U.S. Small Cap Portfolio

The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder’s investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,314 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 3.98% for the Portfolio and 6.46% for the Russell 2000® Index. Over the period, there was a wider than usual performance difference between the best and worst performing stocks within industry sectors and asset classes. Consequently, slight differences in weights or holdings and in the timing of cash flows and trading between the Portfolio and the Index had a significant impact on relative performance. The Portfolio benefited from a positive size premium over the last eight months of the period. However, composition differences between the Portfolio’s holdings and those in the Index more than offset the positive size premium.

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%

6

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

International Equity Portfolio Performance Overview

Tax-Managed DFA International Value Portfolio

The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder’s investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 424 stocks in 22 developed countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, value stocks outperformed growth stocks in international developed markets. Total returns were 32.27% for the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). The Portfolio’s greater allocation than the Index to value stocks (67% on average vs. 26% in the Index) added approximately 6.2% to the relative performance.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2009

EXPENSE TABLES

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Tax-Managed U.S. Marketwide Value Portfolio**
Actual Fund Return	$1,000.00	$1,238.40	0.40%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

8

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Tax-Managed U.S. Equity Portfolio**
Actual Fund Return	$1,000.00	$1,184.90	0.22%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,190.60	0.47%	$2.60
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40

Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,153.60	0.56%	$3.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.38	0.56%	$2.85

Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$1,345.10	0.56%	$3.31
Hypothetical 5% Annual Return	$1,000.00	$1,022.38	0.56%	$2.85

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**	The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Targeted Value Portfolio

Consumer Discretionary	18.0%
Consumer Staples	3.4%
Energy	8.4%
Financials	25.0%
Health Care	7.3%
Industrials	15.1%
Information Technology	15.5%
Materials	6.4%
Other	—
Telecommunication Services	0.3%
Utilities	0.6%

100.0%

Tax-Managed U.S. Small Cap Portfolio

Consumer Discretionary	16.2%
Consumer Staples	4.4%
Energy	4.4%
Financials	15.0%
Health Care	13.9%
Industrials	16.4%
Information Technology	20.9%
Materials	5.1%
Other	—
Telecommunication Services	1.3%
Utilities	2.4%

100.0%

Tax-Managed DFA International Value Portfolio

Consumer Discretionary	12.1%
Consumer Staples	5.3%
Energy	6.5%
Financials	43.5%
Health Care	0.4%
Industrials	10.6%
Information Technology	2.9%
Materials	10.5%
Telecommunication Services	6.5%
Utilities	1.7%

100.0%

10

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

October 31, 2009

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,618,516,785

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,671,505,474)	$1,618,516,785

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,618,516,785	$—	—	$1,618,516,785

TAX MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,141,591,293

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $927,660,668)	$1,141,591,293

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,141,591,293	$—	—	$1,141,591,293

See accompanying Notes to Financial Statements.

11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.1%)
Consumer Discretionary — (15.5%)
#*AutoNation, Inc.	412,136	$7,105,225	0.4%
Bob Evans Farms, Inc.	219,781	5,773,647	0.3%
*Chico’s FAS, Inc.	492,017	5,879,603	0.4%
#Dillard’s, Inc.	440,846	6,004,323	0.4%
Jarden Corp.	210,600	5,768,334	0.3%
*Liberty Media Corp. Capital Class A	360,759	7,464,104	0.4%
#*Mohawk Industries, Inc.	153,400	6,570,122	0.4%
#*Royal Caribbean Cruises, Ltd.	333,477	6,746,240	0.4%
Scholastic Corp.	230,922	5,743,030	0.3%
Whirlpool Corp.	117,954	8,444,327	0.5%
Wyndham Worldwide Corp.	363,900	6,204,495	0.4%
Other Securities		232,731,379	13.7%

Total Consumer Discretionary		304,434,829	17.9%

Consumer Staples — (2.9%)
Del Monte Foods Co.	713,356	7,704,245	0.5%
Other Securities		49,608,711	2.9%

Total Consumer Staples		57,312,956	3.4%

Energy — (7.2%)
Cimarex Energy Co.	269,028	10,535,136	0.6%
*Plains Exploration & Production Co.	245,238	6,498,807	0.4%
Rowan Cos., Inc.	238,371	5,542,126	0.3%
*SEACOR Holdings, Inc.	69,842	5,676,059	0.3%
#*Whiting Petroleum Corp.	181,168	10,217,875	0.6%
Other Securities		103,026,499	6.1%

Total Energy		141,496,502	8.3%

Financials — (21.5%)
American Financial Group, Inc.	275,910	6,787,386	0.4%
#*AmeriCredit Corp.	350,332	6,183,360	0.4%
Comerica, Inc.	277,200	7,692,300	0.5%
Community Bank System, Inc.	294,258	5,476,141	0.3%
#Endurance Specialty Holdings, Ltd.	174,222	6,270,250	0.4%
First American Corp.	198,075	6,019,499	0.4%
*First Horizon National Corp.	470,950	5,571,338	0.3%
Genworth Financial, Inc.	525,160	5,577,199	0.3%
Harleysville Group, Inc.	238,282	7,465,375	0.4%
NewAlliance Bancshares, Inc.	533,508	5,911,269	0.3%
#Old Republic International Corp.	573,555	6,125,567	0.4%
Reinsurance Group of America, Inc.	159,148	7,336,723	0.4%
Transatlantic Holdings, Inc.	179,018	9,040,409	0.5%
*Validus Holdings, Ltd.	219,890	5,563,217	0.3%
White Mountains Insurance Group, Ltd.	25,436	7,889,484	0.5%
Other Securities		323,268,869	19.0%

Total Financials		422,178,386	24.8%

Health Care — (6.3%)
#*Community Health Systems, Inc.	284,500	8,899,160	0.5%
*CONMED Corp.	289,759	6,139,993	0.4%
#*King Pharmaceuticals, Inc.	650,171	6,586,232	0.4%
Omnicare, Inc.	341,925	7,409,515	0.4%
Other Securities		93,876,799	5.5%

Total Health Care		122,911,699	7.2%

12

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
Applied Industrial Technologies, Inc.	272,225	$5,507,112	0.3%
#*Hertz Global Holdings, Inc.	704,289	6,556,931	0.4%
*MPS Group, Inc.	544,200	7,357,584	0.4%
*Oshkosh Truck Corp. Class B	193,927	6,062,158	0.4%
*Owens Corning, Inc.	268,753	5,942,129	0.3%
Ryder System, Inc.	255,543	10,362,269	0.6%
Other Securities		213,415,304	12.6%

Total Industrials		255,203,487	15.0%

Information Technology — (13.4%)
*Arrow Electronics, Inc.	272,551	6,906,442	0.4%
*IAC/InterActiveCorp.	403,904	7,649,942	0.5%
*Ingram Micro, Inc.	412,271	7,276,583	0.4%
*Rovi Corp.	225,865	6,222,581	0.4%
*Sandisk Corp.	371,916	7,616,840	0.4%
#*SYNNEX Corp.	215,600	5,547,388	0.3%
Other Securities		220,785,677	13.0%

Total Information Technology		262,005,453	15.4%

Materials — (5.5%)
MeadWestavco Corp.	317,600	7,250,808	0.4%
Reliance Steel & Aluminum Co.	206,415	7,530,019	0.5%
Other Securities		93,885,284	5.5%

Total Materials		108,666,111	6.4%

Other — (0.0%)
Other Securities		952	0.0%

Telecommunication Services — (0.3%)
Other Securities		6,100,561	0.4%

Utilities — (0.5%)
Other Securities		10,621,087	0.6%

TOTAL COMMON STOCKS		1,690,932,023	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	23,515,202	23,515,202	1.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.7%)
§@DFA Short Term Investment Fund LP	247,987,484	247,987,484	14.6%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,231,627 FNMA 5.500%, 08/01/39, valued at $1,298,138) to be repurchased at $1,260,336	$1,260	1,260,328	0.1%

TOTAL SECURITIES LENDING COLLATERAL		249,247,812	14.7%

TOTAL INVESTMENTS — (100.0%) (Cost $2,021,618,372)		$1,963,695,037	115.5%

13

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$304,329,304	$105,525	—	$304,434,829
Consumer Staples	57,312,956	—	—	57,312,956
Energy	141,496,502	—	—	141,496,502
Financials	422,178,386	—	—	422,178,386
Health Care	122,911,699	—	—	122,911,699
Industrials	255,203,487	—	—	255,203,487
Information Technology	261,969,549	35,904	—	262,005,453
Materials	108,666,111	—	—	108,666,111
Other	—	952	—	952
Telecommunication Services	6,100,561	—	—	6,100,561
Utilities	10,621,087	—	—	10,621,087
Rights/Warrants	—	—	—	—
Temporary Cash Investments	23,515,202	—	—	23,515,202
Securities Lending Collateral	—	249,247,812	—	249,247,812

TOTAL	$1,714,304,844	$249,390,193	—	$1,963,695,037

See accompanying Notes to Financial Statements.

14

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.4%)
Consumer Discretionary — (13.7%)
*99 Cents Only Stores	211,533	$2,405,130	0.2%
#*Chico’s FAS, Inc.	130,600	1,560,670	0.2%
#*Collective Brands, Inc.	91,420	1,695,841	0.2%
*Helen of Troy, Ltd.	72,200	1,649,048	0.2%
Jarden Corp.	86,799	2,377,425	0.2%
*Jo-Ann Stores, Inc.	58,500	1,557,270	0.2%
Men’s Wearhouse, Inc. (The)	68,601	1,589,485	0.2%
#*Penske Automotive Group, Inc.	122,009	1,910,661	0.2%
Phillips-Van Heusen Corp.	47,987	1,926,678	0.2%
Thor Industries, Inc.	56,991	1,494,304	0.1%
Other Securities		136,633,497	14.3%

Total Consumer Discretionary		154,800,009	16.2%

Consumer Staples — (3.7%)
J & J Snack Foods Corp.	36,407	1,426,062	0.1%
*NBTY, Inc.	77,011	2,803,971	0.3%
*TreeHouse Foods, Inc.	53,953	2,017,842	0.2%
Other Securities		35,973,989	3.8%

Total Consumer Staples		42,221,864	4.4%

Energy — (3.7%)
Other Securities		41,592,888	4.3%

Financials — (12.7%)
#*AmeriCredit Corp.	170,800	3,014,620	0.3%
#Assured Guaranty, Ltd.	114,200	1,893,436	0.2%
*Investors Bancorp, Inc.	129,914	1,408,268	0.1%
Jones Lang LaSalle, Inc.	30,623	1,434,688	0.2%
Trustmark Corp.	81,319	1,540,995	0.2%
Unitrin, Inc.	82,180	1,610,728	0.2%
Zenith National Insurance Corp.	50,154	1,430,894	0.1%
Other Securities		130,955,563	13.7%

Total Financials		143,289,192	15.0%

Health Care — (11.7%)
#*ev3, Inc.	141,766	1,670,003	0.2%
#*HMS Holdings Corp.	42,940	1,843,414	0.2%
*Salix Pharmaceuticals, Ltd.	137,067	2,520,662	0.2%
Other Securities		126,096,640	13.2%

Total Health Care		132,130,719	13.8%

Industrials — (13.8%)
#*Allegiant Travel Co.	41,915	1,580,615	0.2%
#*American Superconductor Corp.	46,459	1,557,306	0.2%
#*Beacon Roofing Supply, Inc.	108,640	1,560,070	0.2%
*EnerSys, Inc.	68,399	1,511,618	0.1%
*Esterline Technologies Corp.	43,192	1,818,815	0.2%
*MPS Group, Inc.	137,586	1,860,163	0.2%
*Oshkosh Truck Corp. Class B	50,960	1,593,010	0.2%
*Sykes Enterprises, Inc.	62,843	1,491,893	0.1%
Werner Enterprises, Inc.	78,842	1,478,288	0.1%
Other Securities		141,341,196	14.8%

Total Industrials		155,792,974	16.3%

Information Technology — (17.7%)
*3Com Corp.	336,245	1,728,299	0.2%

15

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (Continued)
#*Arris Group, Inc.	166,606	$1,709,378	0.2%
*Avocent Corp.	65,215	1,621,897	0.2%
*Benchmark Electronics, Inc.	92,359	1,551,631	0.1%
*Blue Coat Systems, Inc.	83,571	1,861,962	0.2%
#*CyberSource Corp.	115,887	1,898,229	0.2%
*Euronet Worldwide, Inc.	66,770	1,579,110	0.2%
*Integrated Device Technology, Inc.	240,550	1,414,434	0.1%
*Multi-Fineline Electronix, Inc.	53,609	1,460,845	0.1%
Pegasystems, Inc.	85,128	2,440,620	0.2%
#*Skyworks Solutions, Inc.	180,948	1,887,288	0.2%
#*STEC, Inc.	126,449	2,695,893	0.3%
Other Securities		177,754,628	18.6%

Total Information Technology		199,604,214	20.8%

Materials — (4.3%)
AK Steel Holding Corp.	100,772	1,599,252	0.2%
Cabot Corp.	75,100	1,646,943	0.2%
NewMarket Corp.	27,175	2,540,862	0.3%
Schweitzer-Maudoit International, Inc.	28,091	1,450,900	0.1%
Westlake Chemical Corp.	74,700	1,814,463	0.2%
*WR Grace & Co.	68,900	1,508,221	0.1%
Other Securities		37,970,418	4.0%

Total Materials		48,531,059	5.1%

Other — (0.0%)
Other Securities		1,463	0.0%

Telecommunication Services — (1.1%)
Other Securities		12,269,006	1.3%

Utilities — (2.0%)
Other Securities		23,201,834	2.4%

TOTAL COMMON STOCKS		953,435,222	99.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		7	0.0%

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,576,158	6,576,158	0.7%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.0%)
§@DFA Short Term Investment Fund LP	168,716,508	168,716,508	17.6%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,572,167 FHLMC 5.793%(r), 01/01/37, valued at $883,179) to be repurchased at $857,461	$857	857,455	0.1%

TOTAL SECURITIES LENDING COLLATERAL		169,573,963	17.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,049,926,753)		$1,129,585,350	118.0%

16

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$154,744,281	$55,728	—	$154,800,009
Consumer Staples	42,221,864	—	—	42,221,864
Energy	41,592,888	—	—	41,592,888
Financials	143,289,192	—	—	143,289,192
Health Care	132,074,084	56,635	—	132,130,719
Industrials	155,792,974	—	—	155,792,974
Information Technology	199,594,847	9,367	—	199,604,214
Materials	48,531,059	—	—	48,531,059
Other	—	1,463	—	1,463
Telecommunication Services	12,269,006	—	—	12,269,006
Utilities	23,201,834	—	—	23,201,834
Rights/Warrants	7	—	—	7
Temporary Cash Investments	6,576,158	—	—	6,576,158
Securities Lending Collateral	—	169,573,963	—	169,573,963

TOTAL	$959,888,194	$169,697,156	—	$1,129,585,350

See accompanying Notes to Financial Statements.

17

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.0%)
AUSTRALIA — (3.6%)
Wesfarmers, Ltd.	767,473	$19,150,955	1.2%
Other Securities		46,834,229	2.8%

TOTAL AUSTRALIA		65,985,184	4.0%

AUSTRIA — (0.2%)
Other Securities		4,378,631	0.3%

BELGIUM — (0.6%)
Other Securities		11,463,198	0.7%

CANADA — (7.6%)
Bank of Montreal	316,796	14,656,262	0.9%
Goldcorp, Inc.	296,096	10,885,540	0.7%
#Manulife Financial Corp.	583,408	10,945,134	0.7%
Sun Life Financial, Inc.	488,350	13,507,985	0.8%
Thomson Reuters Corp.	286,601	9,116,775	0.6%
#Toronto Dominion Bank	322,721	18,396,036	1.1%
Other Securities		63,138,454	3.8%

TOTAL CANADA		140,646,186	8.6%

DENMARK — (1.1%)
Other Securities		19,642,313	1.2%

FINLAND — (0.8%)
Other Securities		15,155,789	0.9%

FRANCE — (9.3%)
AXA SA	948,963	23,600,860	1.4%
AXA SA Sponsored ADR	403,078	9,996,334	0.6%
BNP Paribas SA	295,719	22,277,734	1.4%
Compagnie de Saint-Gobain SA	267,410	13,030,815	0.8%
Credit Agricole SA	469,537	8,994,054	0.5%
#Lafarge SA	109,354	8,876,240	0.5%
Societe Generale Paris SA	234,111	15,549,606	1.0%
Vivendi SA	551,039	15,287,105	0.9%
Other Securities		54,947,159	3.4%

TOTAL FRANCE		172,559,907	10.5%

GERMANY — (8.3%)
Allianz SE	188,633	21,607,974	1.3%
#Bayerische Motoren Werke AG	235,671	11,528,633	0.7%
#Daimler AG	505,191	24,408,820	1.5%
Deutsche Telekom AG	920,799	12,535,665	0.8%
Deutsche Telekom AG Sponsored ADR	681,300	9,224,802	0.6%
E.ON AG	439,688	16,799,319	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	109,310	17,294,245	1.1%
Other Securities		39,731,111	2.4%

TOTAL GERMANY		153,130,569	9.4%

GREECE — (0.0%)
Other Securities		915,777	0.1%

HONG KONG — (3.1%)
Cheung Kong Holdings, Ltd.	892,000	11,377,069	0.7%
Hutchison Whampoa, Ltd.	1,568,000	11,005,613	0.7%
Sun Hung Kai Properties, Ltd.	657,000	9,920,620	0.6%

18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (Continued)
Other Securities		$24,698,090	1.5%

TOTAL HONG KONG		57,001,392	3.5%

IRELAND — (0.0%)
Other Securities		58,214	0.0%

ITALY — (2.0%)
*IntesaSanpaolo SpA	2,175,138	9,154,023	0.5%
*UniCreditoSpA	2,737,011	9,169,550	0.6%
Other Securities		18,207,935	1.1%

TOTAL ITALY		36,531,508	2.2%

JAPAN — (12.1%)
FUJIFILM Holdings Corp.	363,000	10,319,828	0.6%
Sony Corp. Sponsored ADR	526,299	15,467,928	0.9%
Other Securities		197,623,499	12.1%

TOTAL JAPAN		223,411,255	13.6%

NETHERLANDS — (3.5%)
ArcelorMittal NV	511,865	17,322,813	1.1%
*INGGroep NV	693,503	9,024,992	0.5%
Philips Electronics NV	814,648	20,464,625	1.2%
Other Securities		17,431,538	1.1%

TOTAL NETHERLANDS		64,243,968	3.9%

NEW ZEALAND — (0.1%)
Other Securities		1,172,580	0.1%

NORWAY — (0.8%)
Other Securities		15,666,160	1.0%

PORTUGAL — (0.2%)
Other Securities		3,305,294	0.2%

SINGAPORE — (1.6%)
DBS Group Holdings, Ltd.	1,086,900	9,953,365	0.6%
Other Securities		19,364,195	1.2%

TOTAL SINGAPORE		29,317,560	1.8%

SPAIN — (5.6%)
Banco Santander SA	3,095,407	49,812,076	3.1%
Banco Santander SA Sponsored ADR	876,182	14,071,483	0.9%
Repsol YPF SA	453,348	12,068,710	0.7%
Other Securities		28,185,605	1.7%

TOTAL SPAIN		104,137,874	6.4%

SWEDEN — (3.3%)
#NordeaBank AB	2,166,737	23,256,495	1.4%
Other Securities		37,322,781	2.3%

TOTAL SWEDEN		60,579,276	3.7%

SWITZERLAND — (7.5%)
Compagnie Financiere Richemont SA Series A	393,600	11,018,388	0.7%
Credit Suisse Group AG	616,112	32,935,609	2.0%
Credit Suisse Group AG Sponsored ADR	198,516	10,580,903	0.6%
#*Holcim, Ltd.	205,405	13,072,955	0.8%
Swiss Reinsurance Co., Ltd. AG	230,487	9,385,568	0.6%
#ZurichFinancial Services AG	121,786	27,888,091	1.7%

19

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (Continued)
Other Securities		$33,438,928	2.0%

TOTAL SWITZERLAND		138,320,442	8.4%

UNITED KINGDOM — (16.7%)
Aviva P.L.C.	1,783,838	11,154,645	0.7%
*BP P.L.C. Sponsored ADR	169,600	9,602,752	0.6%
HSBC Holdings P.L.C. Sponsored ADR.	946,732	52,439,485	3.2%
Royal Dutch Shell P.L.C. ADR.	665,357	38,697,163	2.3%
Vodafone Group P.L.C.	15,557,592	34,286,364	2.1%
Vodafone Group P.L.C. Sponsored ADR	1,430,950	31,752,780	1.9%
William Morrison Supermarkets P.L.C	2,028,411	9,296,624	0.6%
Other Securities		120,864,715	7.4%

TOTAL UNITED KINGDOM		308,094,528	18.8%

TOTAL COMMON STOCKS		1,625,717,605	99.3%

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
Other Securities		5,908	0.0%

ITALY — (0.0%)
Other Securities		22,479	0.0%

TOTAL RIGHTS/WARRANTS		28,387	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $10,010,000 FHLMC 6.040%(r), 11/01/36 valued at $6,426,079) to be repurchased at $6,328,100	$6,328	6,328,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.7%)
§@DFA Short Term Investment Fund LP	214,860,995	214,860,995	13.1%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $623,422) to be repurchased at $611,202	$611	611,198	0.0%

TOTAL SECURITIES LENDING COLLATERAL		215,472,193	13.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,699,108,877)		$1,847,546,185	112.8%

20

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$196,462	$65,788,722	—	$65,985,184
Austria	—	4,378,631	—	4,378,631
Belgium	718,680	10,744,518	—	11,463,198
Canada	140,646,186	—	—	140,646,186
Denmark	—	19,642,313	—	19,642,313
Finland	—	15,155,789	—	15,155,789
France	9,996,334	162,563,573	—	172,559,907
Germany	22,316,120	130,814,449	—	153,130,569
Greece	—	915,777	—	915,777
Hong Kong	—	57,001,392	—	57,001,392
Ireland	58,214	—	—	58,214
Italy	3,271,918	33,259,590	—	36,531,508
Japan	16,749,483	206,661,772	—	223,411,255
Netherlands	1,443,510	62,800,458	—	64,243,968
New Zealand	—	1,172,580	—	1,172,580
Norway	—	15,666,160	—	15,666,160
Portugal	—	3,305,294	—	3,305,294
Singapore	—	29,317,560	—	29,317,560
Spain	22,539,101	81,598,773	—	104,137,874
Sweden	—	60,579,276	—	60,579,276
Switzerland	11,164,446	127,155,996	—	138,320,442
United Kingdom	142,365,211	165,729,317	—	308,094,528
Rights/Warrants
Germany	—	5,908	—	5,908
Italy	22,479	—	—	22,479
Temporary Cash Investments	—	6,328,000	—	6,328,000
Securities Lending Collateral	—	215,472,193	—	215,472,193

TOTAL	$371,488,144	$1,476,058,041	—	$1,847,546,185

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,618,517	$1,141,591	—
Investments at Value (including $0, $0 and $223,895 of securities on loan, respectively)	—	—	$1,690,932
Temporary Cash Investments at Value & Cost	—	—	23,515
Collateral Received from Securities on Loan at Value & Cost	—	—	249,248
Receivables:
Investment Securities Sold/Affiliated Investment Companies Sold	570	169	867
Dividends and Interest	—	—	436
Securities Lending Income	—	—	148
Fund Shares Sold	555	488	977
Prepaid Expenses and Other Assets	31	44	41

Total Assets	1,619,673	1,142,292	1,966,164

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	249,248
Investment Securities Purchased	—	—	14,752
Fund Shares Redeemed	1,125	657	1,073
Due to Advisor	214	129	639
Accrued Expenses and Other Liabilities	78	57	109

Total Liabilities	1,417	843	265,821

NET ASSETS	$1,618,256	$1,141,449	$1,700,343

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	139,387,676	104,346,854	113,622,667

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.61	$10.94	$14.96

Investments in Affiliated Investment Companies at Cost	$1,671,505	$927,660	$—

Investments at Cost	$—	$—	$1,748,855

NET ASSETS CONSIST OF:
Paid-In Capital	$1,957,195	$1,419,144	$2,026,139
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,335	2,759	1,429
Accumulated Net Realized Gain (Loss)	(289,286)	(494,385)	(269,302)
Net Unrealized Appreciation (Depreciation)	(52,988)	213,931	(57,923)

NET ASSETS	$1,618,256	$1,141,449	$1,700,343

(1) NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	700,000,000

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $154,947 and $205,941 of securities on loan, respectively)	$953,435	$1,625,746
Temporary Cash Investments at Value & Cost	6,576	6,328
Collateral Received from Securities on Loan at Value & Cost	169,574	215,472
Foreign Currencies at Value	—	1,563
Cash	—	16
Receivables:
Investment Securities Sold	1,206	1,939
Dividends, Interest and Tax Reclaims	325	5,741
Securities Lending Income	186	130
Fund Shares Sold	556	1,342
Prepaid Expenses and Other Assets	18	33

Total Assets	1,131,876	1,858,310

LIABILITIES:
Payables:
Upon Return of Securities Loaned	169,574	215,472
Investment Securities Purchased	3,267	2,534
Fund Shares Redeemed	1,391	1,633
Due to Advisor	428	713
Unrealized Loss on Foreign Currency Contracts	—	1
Accrued Expenses and Other Liabilities	71	123

Total Liabilities	174,731	220,476

NET ASSETS	$957,145	$1,637,834

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	58,862,789	121,444,157

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.26	$13.49

Investments at Cost	$873,776	$1,477,309

Foreign Currencies at Cost	$—	$1,536

NET ASSETS CONSIST OF:
Paid-In Capital	$1,108,554	$1,654,503
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	868	4,253
Accumulated Net Realized Gain (Loss)	(231,936)	(169,460)
Net Unrealized Foreign Exchange Gain (Loss)	—	74
Net Unrealized Appreciation (Depreciation)	79,659	148,464

NET ASSETS	$957,145	$1,637,834

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	700,000,000

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio
Investment Income
Dividends	$30,213	$23,761	$18,863
Interest	125	85	119
Income from Securities Lending	4,081	1,534	2,890
Expenses Allocated from Affiliated Investment Companies	(3,216)	(894)	—

Total Investment Income	31,203	24,486	21,872

Expenses
Investment Advisory Services Fees	—	—	6,097
Administrative Services Fees	2,085	1,549	—
Accounting & Transfer Agent Fees	39	32	201
Custodian Fees	—	—	43
Filing Fees	126	100	133
Shareholders’ Reports	46	31	50
Directors’/Trustees’ Fees & Expenses	20	17	20
Professional Fees	18	15	67
Other	10	3	177

Total Expenses	2,344	1,747	6,788

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(367)	—

Net Expenses	2,344	1,380	6,788

Net Investment Income (Loss)	28,859	23,106	15,084

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(170,564)	(289,047)	(225,418)
Futures	1,628	2,732	1,204
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	293,293	328,913	287,952
Futures	(11)	—	(13)

Net Realized and Unrealized Gain (Loss)	124,346	42,598	63,725

Net Increase (Decrease) in Net Assets Resulting from Operations	$153,205	$65,704	$78,809

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $4,453, respectively)	$9,099	$45,193
Interest	69	40
Income from Securities Lending	3,275	1,377

Total Investment Income	12,443	46,610

Expenses
Investment Advisory Services Fees	4,333	6,701
Accounting & Transfer Agent Fees	128	191
Custodian Fees	51	199
Filing Fees	89	97
Shareholders’ Reports	34	47
Directors’/Trustees’ Fees & Expenses	12	18
Professional Fees	41	56
Other	113	175

Total Expenses	4,801	7,484

Net Investment Income (Loss)	7,642	39,126

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(183,556)	(153,420)
Futures	(1,022)	(264)
Foreign Currency Transactions	—	875
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	193,172	509,093
Futures	(8)	(2)
Translation of Foreign Currency Denominated Amounts	—	390

Net Realized and Unrealized Gain (Loss)	8,586	356,672

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,228	$395,798

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio			Tax-Managed U.S. Equity Portfolio			Tax-Managed U.S. Targeted Value Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,859	$42,142	$41,019	$23,106	$27,966	$27,394	$15,084	$24,799	$32,533
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Sold	(170,564)	(117,785)	139,228	(289,047)	(142,472)	10,874	(225,418)	(42,385)	167,039
Futures	1,628	(1,959)	—	2,732	—	—	1,204	(2,493)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies	293,293	(943,227)	(180,378)	328,913	(530,593)	73,457	287,952	(869,703)	(423,757)
Futures	(11)	11	—	—	—	—	(13)	13	—

Net Increase (Decrease) in Net Assets Resulting from Operations	153,205	(1,020,818)	(131)	65,704	(645,099)	111,725	78,809	(889,769)	(224,185)

Distributions From:
Net Investment Income	(34,714)	(44,833)	(39,785)	(25,432)	(30,460)	(25,931)	(20,085)	(21,993)	(30,833)
Net Long-Term Gains	—	(36,063)	—	—	—	—	—	(152,308)	(284,595)

Total Distributions	(34,714)	(80,896)	(39,785)	(25,432)	(30,460)	(25,931)	(20,085)	(174,301)	(315,428)

Capital Share Transactions (1):
Shares Issued	755,723	910,672	613,164	513,816	612,783	385,068	870,260	1,332,158	691,351
Shares Issued in Lieu of Cash Distributions	33,539	77,490	36,864	22,376	28,458	25,647	19,909	170,820	304,575
Shares Redeemed	(866,254)	(1,057,534)	(368,048)	(703,345)	(521,164)	(160,308)	(911,324)	(1,681,828)	(754,382)

Net Increase (Decrease) from Capital Share Transactions	(76,992)	(69,372)	281,980	(167,153)	120,077	250,407	(21,155)	(178,850)	241,544

Total Increase (Decrease) in Net Assets	41,499	(1,171,086)	242,064	(126,881)	(555,482)	336,201	37,569	(1,242,920)	(298,069)
Net Assets
Beginning of Period	1,576,757	2,747,843	2,505,779	1,268,330	1,823,812	1,487,611	1,662,774	2,905,694	3,203,763

End of Period	$1,618,256	$1,576,757	$2,747,843	$1,141,449	$1,268,330	$1,823,812	$1,700,343	$1,662,774	$2,905,694

(1) Shares Issued and Redeemed:
Shares Issued	81,360	63,309	33,160	54,781	45,772	24,964	71,153	69,006	27,123
Shares Issued in Lieu of Cash Distributions	3,525	4,802	2,019	2,355	2,012	1,685	1,600	8,130	12,193
Shares Redeemed	(94,446)	(76,114)	(20,036)	(75,273)	(42,430)	(10,356)	(74,530)	(87,563)	(30,452)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,561)	(8,003)	15,143	(18,137)	5,354	16,293	(1,777)	(10,427)	8,864

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,335	$9,190	$11,940	$2,759	$5,085	$7,579	$1,429	$6,430	$3,626

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio			Tax-Managed DFA International Value Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,642	$13,988	$11,947	$39,126	$80,461	$75,534
Net Realized Gain (Loss) on:
Investment Securities Sold	(183,556)	(44,705)	182,553	(153,420)	(12,092)	225,699
Futures	(1,022)	(1,909)	—	(264)	(2,244)	—
Foreign Currency Transactions	—	—	—	875	(391)	440
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	193,172	(533,613)	(217,967)	509,093	(1,307,758)	116,793
Futures	(8)	8	—	(2)	2	—
Translation of Foreign Currency Denominated Amounts	—	—	—	390	(455)	17

Net Increase (Decrease) in Net Assets Resulting from Operations	16,228	(566,231)	(23,467)	395,798	(1,242,477)	418,483

Distributions From:
Net Investment Income	(10,036)	(13,009)	(11,189)	(45,214)	(87,425)	(61,441)
Net Short-Term Gains	—	—	—	—	—	(119)
Net Long-Term Gains	—	(140,329)	—	—	(217,882)	(108,595)

Total Distributions	(10,036)	(153,338)	(11,189)	(45,214)	(305,307)	(170,155)

Capital Share Transactions (1):
Shares Issued	439,219	600,180	344,218	664,208	840,715	480,977
Shares Issued in Lieu of Cash Distributions	9,806	151,576	11,049	43,924	294,717	162,246
Shares Redeemed	(575,467)	(734,037)	(194,404)	(814,111)	(1,053,689)	(402,964)

Net Increase (Decrease) from Capital Share Transactions	(126,442)	17,719	160,863	(105,979)	81,743	240,259

Total Increase (Decrease) in Net Assets	(120,250)	(701,850)	126,207	244,605	(1,466,041)	488,587
Net Assets
Beginning of Period	1,077,395	1,779,245	1,653,038	1,393,229	2,859,270	2,370,683

End of Period	$957,145	$1,077,395	$1,779,245	$1,637,834	$1,393,229	$2,859,270

(1) Shares Issued and Redeemed:
Shares Issued	32,424	28,781	12,633	66,593	54,627	22,796
Shares Issued in Lieu of Cash Distributions	703	6,564	412	3,975	16,014	8,062
Shares Redeemed	(42,310)	(36,092)	(7,188)	(81,205)	(69,078)	(19,134)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,183)	(747)	5,857	(10,637)	1,563	11,724

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$868	$3,269	$2,350	$4,253	$9,469	$18,976

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio						Tax-Managed U.S. Equity Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12	$10.36	$15.57 $	14.75	$13.26	$12.23	$11.05

Income from Investment Operations
Net Investment Income (Loss)	0.21(A)	0.27(A)	0.27(A)	0.24(A)	0.18	0.11	0.22(A)	0.23(A)	0.25(A)	0.21(A)	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	1.06	(6.66)	(0.16)	2.39	1.96	2.13	0.60	(5.19)	0.81	1.47	1.05	1.18

Total from Investment Operations	1.27	(6.39)	0.11	2.63	2.14	2.24	0.82	(4.96)	1.06	1.68	1.21	1.32
Less Distributions
Net Investment Income	(0.25)	(0.29)	(0.27)	(0.22)	(0.15)	(0.09)	(0.24)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)
Net Realized Gains	—	(0.24)	—	—	—	—	—	—	—	—	—	—

Total Distributions	(0.25)	(0.53)	(0.27)	(0.22)	(0.15)	(0.09)	(0.24)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)
Net Asset Value, End of Period	$11.61	$10.59	$17.51	$17.67	$15.26	$13.27	$10.94	$10.36	$15.57	$14.75	$13.26	$12.23

Total Return	12.54%	(37.53)%(C)	0.54%	17.45%	16.27%	20.24%	8.30%	(32.30)%(C)	7.23%	12.84%	9.97%	12.03%
Net Assets, End of Period (thousands)	$1,618,256	$1,576,757	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$1,141,449	$1,268,330	$1,823,812	$1,487,611	$999,215	$618,888
Ratio of Expenses to Average Net Assets (D)	0.40%	0.38%(B)	0.37%	0.38%	0.40%	0.42%	0.22%	0.22%(B)	0.22%	0.23%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.40%	0.38%(B)	0.37%	0.38%	0.40%	0.42%	0.26%	0.23%(B)	0.23%	0.24%	0.26%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.07%	1.93%(B)	1.45%	1.47%	1.35%	0.97%	2.24%	1.76%(B)	1.59%	1.55%	1.35%	1.37%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Targeted Value Portfolio						Tax-Managed U.S. Small Cap Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$14.41	$23.09	$27.39	$25.60	$23.32	$19.22	$15.83	$25.86 $	26.27	$22.95	$20.53	$17.84

Income from Investment Operations
Net Investment Income (Loss)	0.14(A)	0.20(A)	0.25(A)	0.22(A)	0.09	0.09	0.13(A)	0.19(A)	0.18(A)	0.10(A)	0.04	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.60	(7.29)	(1.87)	3.90	2.68	4.09	0.47	(7.87)	(0.42)	3.30	2.42	2.69

Total from Investment Operations	0.74	(7.09)	(1.62)	4.12	2.77	4.18	0.60	(7.68)	(0.24)	3.40	2.46	2.70
Less Distributions
Net Investment Income	(0.19)	(0.18)	(0.24)	(0.19)	(0.10)	(0.08)	(0.17)	(0.18)	(0.17)	(0.08)	(0.04)	(0.01)
Net Realized Gains	—	(1.41)	(2.44)	(2.14)	(0.39)	—	—	(2.17)	—	—	—	—

Total Distributions	(0.19)	(1.59)	(2.68)	(2.33)	(0.49)	(0.08)	(0.17)	(2.35)	(0.17)	(0.08)	(0.04)	(0.01)
Net Asset Value, End of Period	$14.96	$14.41	$23.09	$27.39	$25.60	$23.32	$16.26	$15.83 $	25.86	$26.27	$22.95	$20.53

Total Return	5.41%	(32.85)%(C)	(6.58)%	17.70%	12.09%	21.84%	3.98%	(32.53)%(C)	(0.94)%	14.88%	11.98%	15.17%
Net Assets, End of Period (thousands)	$1,700,343	$1,662,774	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$957,145	$1,077,395	$1,779,245	$1,653,038	$1,242,288	$958,233
Ratio of Expenses to Average Net Assets	0.47%	0.45%(B)	0.47%	0.53%	0.55%	0.56%	0.55%	0.53%(B)	0.53%	0.53%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.07%(B)	0.98%	0.85%	0.39%	0.45%	0.88%	0.98%(B)	0.65%	0.41%	0.21%	0.08%
Portfolio Turnover Rate	34%	40%(C)	28%	35%	21%	21%	28%	39%(C)	31%	22%	15%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$10.55	$21.91	$19.96	$15.51	$13.63	$10.84

Income from Investment Operations
Net Investment Income (Loss)	0.32	(A)	0.59	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	3.00	(9.60)	2.76	4.71	1.90	2.93

Total from Investment Operations	3.32	(9.01)	3.35	5.25	2.23	3.15
Less Distributions
Net Investment Income	(0.38)	(0.64)	(0.48)	(0.59)	(0.35)	(0.36)
Net Realized Gains	—	(1.71)	(0.92)	(0.21)	—	—

Total Distributions	(0.38)	(2.35)	(1.40)	(0.80)	(0.35)	(0.36)
Net Asset Value, End of Period	$13.49	$10.55	$21.91	$19.96	$15.51	$13.63

Total Return	32.27%	(45.58)	%(C)	17.51%	35.01%	16.63%	29.69%
Net Assets, End of Period (thousands)	$1,637,834	$1,393,229	$2,859,270	$2,370,683	$1,571,217	$1,082,275
Ratio of Expenses to Average Net Assets	0.56%	0.54	%(B)	0.54%	0.54%	0.60%	0.65%
Ratio of Net Investment Income to Average Net Assets	2.92%	3.76	%(B)	2.77%	3.04%	2.23%	1.91%
Portfolio Turnover Rate	24%	24	%(C)	20%	13%	11%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, five of which (the “Portfolios”) are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the “Feeder Funds”) primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the “Series”), respectively. At October 31, 2009, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:    Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the “Domestic Equity Portfolios”) and Tax-Managed DFA International Value Portfolio (the “International Equity Portfolio”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

31

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolio’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

32

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or “the Advisor”) provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the year ended October 31, 2009, the Portfolios’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio	0.42%
Tax-Managed U.S. Small Cap Portfolio	0.50%
Tax-Managed DFA International Value Portfolio	0.50%

For the year ended October 31, 2009, the Feeder Funds’ administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its Series) to the extent necessary to reduce the Portfolio’s expenses when its total operating expenses exceed 0.22% of the average net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to recover any fees

33

previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed 0.22% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2010, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2009, Tax-Managed U.S. Equity Portfolio had approximately $726 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding October 31, 2012.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid to the CCO by the Fund were $197 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$40
Tax-Managed U.S. Equity Portfolio	29
Tax-Managed U.S. Targeted Value Portfolio	41
Tax-Managed U.S. Small Cap Portfolio	25
Tax-Managed DFA International Value Portfolio	38

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$492,602	$490,384
Tax-Managed U.S. Small Cap Portfolio	242,129	349,961
Tax-Managed DFA International Value Portfolio	327,860	419,841

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications

34

had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Tax-Managed U.S. Small Cap Portfolio	—	$(7)	$7
Tax-Managed DFA International Value Portfolio	—	872	(872)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2007	$39,785	—	$39,785
2008	44,892	$36,004	80,896
2009	34,714	—	34,714
Tax-Managed U.S. Equity Portfolio
2007	25,931	—	25,931
2008	30,460	—	30,460
2009	25,432	—	25,432
Tax-Managed U.S. Targeted Value Portfolio
2007	33,610	298,723	$332,333
2008	21,996	152,305	174,301
2009	20,085	—	20,085
Tax-Managed U.S. Small Cap Portfolio
2007	11,633	5,395	17,028
2008	13,069	140,269	153,338
2009	10,036	—	10,036
Tax-Managed DFA International Value Portfolio
2007	62,952	112,266	175,218
2008	89,577	217,870	307,447
2009	45,214	—	45,214
At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$3,360	$(289,226)	$(285,866)
Tax-Managed U.S. Equity Portfolio	2,788	(493,914)	(491,126)
Tax-Managed U.S. Targeted Value Portfolio	1,374	(268,973)	(267,599)
Tax-Managed U.S. Small Cap Portfolio	696	(231,307)	(230,611)
Tax-Managed DFA International Value Portfolio	4,292	(164,699)	(160,407)

35

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2010	2011	2013	2014	2016	2017	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—	—	—	$120,399	$168,827	$289,226
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	$13,463	$27,199	142,157	286,569	493,914
Tax-Managed U.S. Targeted Value Portfolio	—	—	—	—	43,968	225,005	268,973
Tax-Managed U.S. Small Cap Portfolio	—	—	—	—	46,001	185,306	231,307
Tax-Managed DFA International Value Portfolio	—	—	—	—	12,590	152,109	164,699

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$1,671,550	$278,099	$(331,132)	$(53,033)
Tax-Managed U.S. Equity Portfolio	928,131	250,556	(37,096)	213,460
Tax-Managed U.S. Targeted Value Portfolio	2,021,851	298,644	(356,800)	(58,156)
Tax-Managed U.S. Small Cap Portfolio	1,050,359	219,421	(140,195)	79,226
Tax-Managed DFA International Value Portfolio	1,703,869	288,855	(145,178)	143,677

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio’s tax position and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

36

2. Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Futures Contracts:    The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Portfolios had no outstanding futures contracts.

The following is a summary of the Portfolios’ location of realized and change in unrealized gains and losses on the Portfolios’ Statements of Operations for the Portfolios’ derivative instrument holdings through the year ended October 31, 2009:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss) on Derivatives Recognized in Income

Equity Contracts
Tax-Managed U.S. Targeted Value Portfolio*	$1,204

37

Realized Gain (Loss) on Derivatives Recognized in Income

Equity Contracts
Tax-Managed U.S. Small Cap Portfolio*	(1,022)
Tax-Managed DFA International Value Portfolio*	(264)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity Contracts
Tax-Managed U.S. Targeted Value Portfolio*	$(13)
Tax-Managed U.S. Small Cap Portfolio*	(8)
Tax-Managed DFA International Value Portfolio*	(2)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Portfolios had limited activity in these transactions.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	1.91%	$2,921	21	$3	$8,485
Tax-Managed U.S. Small Cap Portfolio	2.10%	1,837	32	3	9,441

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

38

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	1.05%	$3,232	42	$4	$21,408

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

I. Securities Lending:

As of October 31, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios’ investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

At October 31, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	87%
Tax-Managed U.S. Equity Portfolio	2	75%
Tax-Managed U.S. Targeted Value Portfolio	3	95%

39

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Small Cap Portfolio	2	85%
Tax-Managed DFA International Value Portfolio	3	92%

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolios”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

41

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DFAIDG*
1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

	Shares Voted						Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

*	Results are for all Portfolios within DFAIDG

Tax-Managed U.S. Marketwide Value Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	67,665,836	90.13%	2,083,374	2.77%	5,328,079	7.10%	49.02%	1.51%	3.86%
5b	Making Loans	67,511,141	89.92%	2,161,749	2.88%	5,404,399	7.20%	48.90%	1.57%	3.91%
5c	Investments in Real Estate	67,877,067	90.41%	1,902,615	2.53%	5,297,607	7.06%	49.17%	1.38%	3.84%
5d	Investments in Commodities	67,840,345	90.36%	1,953,695	2.60%	5,283,249	7.04%	49.14%	1.42%	3.83%
5e	Diversification of Investments	68,197,746	90.84%	1,592,944	2.12%	5,286,599	7.04%	49.40%	1.15%	3.83%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	66,921,000	89.14%	2,876,810	3.83%	5,279,479	7.03%	48.48%	2.08%	3.82%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	68,207,091	90.85%	1,514,424	2.02%	5,355,774	7.13%	49.41%	1.10%	3.88%

Tax-Managed U.S. Equity Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	49,632,813	79.86%	1,463,393	2.35%	11,052,774	17.78%	47.35%	1.40%	10.54%
5b	Making Loans	49,550,679	79.73%	1,537,896	2.47%	11,060,405	17.80%	47.27%	1.47%	10.55%
5c	Investments in Real Estate	49,507,592	79.66%	1,554,239	2.50%	11,087,149	17.84%	47.23%	1.48%	10.58%
5d	Investments in Commodities	49,377,412	79.45%	1,717,065	2.76%	11,054,503	17.79%	47.10%	1.64%	10.55%
5e	Diversification of Investments	49,832,551	80.18%	1,276,191	2.05%	11,040,238	17.76%	47.54%	1.22%	10.53%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	48,770,089	78.47%	2,295,365	3.69%	11,083,526	17.83%	46.52%	2.19%	10.57%

42

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	49,894,854	80.28%	1,185,722	1.91%	11,068,404	17.81%	47.60%	1.13%	10.56%

Tax-Managed U.S. Targeted Value Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	53,033,322	91.41%	1,769,259	3.05%	3,212,158	5.54%	48.90%	1.63%	2.96%
5b	Making Loans	52,880,589	91.15%	1,862,557	3.21%	3,271,593	5.64%	48.75%	1.72%	3.02%
5c	Investments in Real Estate	53,015,194	91.38%	1,782,424	3.07%	3,217,121	5.55%	48.88%	1.64%	2.97%
5d	Investments in Commodities	53,035,758	91.42%	1,775,632	3.06%	3,203,349	5.52%	48.90%	1.64%	2.95%
5e	Diversification of Investments	53,307,193	91.89%	1,518,234	2.62%	3,189,312	5.50%	49.15%	1.40%	2.94%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	52,280,552	90.12%	2,486,824	4.29%	3,247,363	5.60%	48.20%	2.29%	2.99%

Tax-Managed U.S. Small Cap Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	30,304,893	92.39%	813,712	2.48%	1,682,751	5.13%	51.57%	1.38%	2.86%
5b	Making Loans	30,233,254	92.17%	833,842	2.54%	1,734,260	5.29%	51.45%	1.42%	2.95%
5c	Investments in Real Estate	30,255,535	92.24%	854,183	2.60%	1,691,638	5.16%	51.49%	1.45%	2.88%
5d	Investments in Commodities	30,294,660	92.36%	823,275	2.51%	1,683,421	5.13%	51.55%	1.40%	2.86%
5e	Diversification of Investments	30,517,701	93.04%	607,975	1.85%	1,675,680	5.11%	51.93%	1.03%	2.85%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	30,010,233	91.49%	1,099,221	3.35%	1,691,902	5.16%	51.07%	1.87%	2.88%

Tax-Managed DFA International Value Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	62,082,362	92.59%	1,830,089	2.73%	3,141,976	4.69%	51.15%	1.51%	2.59%
5b	Making Loans	61,996,063	92.46%	1,845,069	2.75%	3,213,295	4.79%	51.08%	1.52%	2.65%
5c	Investments in Real Estate	62,256,952	92.85%	1,664,712	2.48%	3,132,763	4.67%	51.29%	1.37%	2.58%
5d	Investments in Commodities	62,132,668	92.66%	1,797,560	2.68%	3,124,199	4.66%	51.19%	1.48%	2.57%
5e	Diversification of Investments	62,510,574	93.22%	1,446,468	2.16%	3,097,385	4.62%	51.50%	1.19%	2.55%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	61,505,495	91.72%	2,409,538	3.59%	3,139,394	4.68%	50.67%	1.99%	2.59%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	62,665,591	93.45%	1,161,686	1.73%	3,227,150	4.81%	51.63%	0.96%	2.66%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	62,691,724	93.49%	1,131,893	1.69%	3,230,810	4.82%	51.65%	0.93%	2.66%

43

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

The Tax-Managed U.S. Marketwide Value Series vs.

Russell 3000® Value Index

October 31, 1999-October 31, 2009

The Tax-Managed U.S. Equity Series vs.

Dow Jones US Total Stock Market Index (Full Cap)

September 25, 2001-October 31, 2009

44

THE DFA INVESTMENT TRUST COMPANY

MANAGEMENT’S DISCUSSION AND ANALYSIS

Tax-Managed Series

The Tax-Managed U.S. Marketwide Value Series

The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder’s investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 1,410 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 12.76% for the Series and 4.55% for the Russell 3000® Value Index. The Series benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Series’ greater exposure to stocks with more pronounced value characteristics added nearly 6% to the outperformance.

The Tax-Managed U.S. Equity Series

The Tax-Managed U.S. Equity Series seeks to capture the returns associated with the broad universe of U.S. stocks. The Series also seeks to maximize the after-tax value of a shareholder’s investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 2,700 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 8.56% for the Series and 11.34% for the Dow Jones US Total Stock Market Index (Full Cap). Over the period, there was a wider than usual performance difference between the best and worst performing stocks within industry sectors and asset classes. Consequently, slight differences in weights or holdings and in the timing of cash flows and trading between the Series and the Index had a significant impact on relative performance.

45

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES	Six Months Ended October 31, 2009

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$1,240.10	0.24%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$1,186.10	0.09%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.75	0.09%	$0.46

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

46

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

The Tax-Managed U.S. Marketwide Value Series
Consumer Discretionary	18.5%
Consumer Staples	5.3%
Energy	14.0%
Financials	30.2%
Health Care	4.5%
Industrials	12.2%
Information Technology	6.8%
Materials	3.3%
Other	—
Telecommunication Services	4.3%
Utilities	0.9%

100.0%

The Tax-Managed U.S. Equity Series
Consumer Discretionary	10.9%
Consumer Staples	11.2%
Energy	11.4%
Financials	13.0%
Health Care	12.8%
Industrials	11.0%
Information Technology	19.4%
Materials	4.0%
Other	—
Telecommunication Services	2.8%
Utilities	3.5%

100.0%

47

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.3%)
Consumer Discretionary — (16.9%)
Carnival Corp.	688,708	$20,055,177	0.9%
Comcast Corp. Class A	3,570,978	51,779,181	2.3%
Comcast Corp. Special Class A	1,432,185	20,079,234	0.9%
#Disney (Walt) Co.	1,135,556	31,080,168	1.3%
*Liberty Media Corp. Entertainment Class A	578,364	17,825,178	0.8%
News Corp. Class A	1,864,745	21,481,862	0.9%
#News Corp. Class B	855,872	11,639,859	0.5%
Time Warner Cable, Inc.	693,942	27,369,072	1.2%
Time Warner, Inc.	1,534,860	46,229,983	2.0%
Other Securities		173,853,500	7.6%

Total Consumer Discretionary		421,393,214	18.4%

Consumer Staples — (4.8%)
Archer-Daniels-Midland Co.	487,589	14,686,181	0.6%
CVS Caremark Corp.	866,755	30,596,452	1.3%
#Kraft Foods, Inc.	1,077,208	29,644,764	1.3%
Other Securities		45,163,659	2.0%

Total Consumer Staples		120,091,056	5.2%

Energy — (12.8%)
Anadarko Petroleum Corp.	845,068	51,489,993	2.2%
Apache Corp.	185,830	17,490,320	0.8%
#Chesapeake Energy Corp.	618,000	15,141,000	0.7%
ConocoPhillips	1,496,850	75,111,933	3.3%
Marathon Oil Corp.	856,737	27,389,882	1.2%
Valero Energy Corp.	714,360	12,929,916	0.6%
XTO Energy, Inc.	397,536	16,521,596	0.7%
Other Securities		103,389,457	4.5%

Total Energy		319,464,097	14.0%

Financials — (27.6%)
Allstate Corp.	501,660	14,834,086	0.6%
Bank of America Corp.	4,536,955	66,148,804	2.9%
Capital One Financial Corp.	401,285	14,687,031	0.6%
Chubb Corp.	390,477	18,945,944	0.8%
Citigroup, Inc.	3,545,800	14,502,322	0.6%
CME Group, Inc.	67,810	20,519,984	0.9%
JPMorgan Chase & Co.	2,495,918	104,254,495	4.6%
Lincoln National Corp.	464,693	11,073,634	0.5%
Loews Corp.	747,772	24,751,253	1.1%
MetLife, Inc.	847,339	28,834,946	1.3%
Morgan Stanley	628,799	20,197,024	0.9%
PNC Financial Services Group, Inc.	263,050	12,873,667	0.6%
Prudential Financial, Inc.	430,708	19,480,923	0.8%
Travelers Cos., Inc. (The)	769,714	38,324,060	1.7%
Wells Fargo & Co.	529,123	14,561,465	0.6%
Other Securities		265,392,627	11.6%

Total Financials		689,382,265	30.1%

Health Care — (4.1%)
*Thermo Fisher Scientific, Inc.	321,928	14,486,760	0.6%
*WellPoint, Inc.	440,420	20,594,039	0.9%
Other Securities		67,176,867	3.0%

Total Health Care		102,257,666	4.5%

48

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.1%)
Burlington Northern Santa Fe Corp.	248,329	$18,704,140	0.8%
CSX Corp.	562,627	23,731,607	1.0%
FedEx Corp.	184,382	13,402,728	0.6%
General Electric Co.	2,283,412	32,561,455	1.4%
Norfolk Southern Corp.	333,288	15,537,887	0.7%
Tyco International, Ltd.	456,370	15,311,214	0.7%
#Union Pacific Corp.	489,811	27,008,179	1.2%
Other Securities		131,483,405	5.7%

Total Industrials		277,740,615	12.1%

Information Technology — (6.2%)
*Computer Sciences Corp.	225,553	11,437,793	0.5%
#Motorola, Inc.	2,108,701	18,071,568	0.8%
Tyco Electronics, Ltd.	549,298	11,672,583	0.5%
Other Securities		112,756,385	4.9%

Total Information Technology		153,938,329	6.7%

Materials — (3.0%)
Dow Chemical Co.	578,018	13,571,863	0.6%
Weyerhaeuser Co.	311,975	11,337,172	0.5%
Other Securities		49,738,377	2.2%

Total Materials		74,647,412	3.3%

Other — (0.0%)
Other Securities		54	0.0%

Telecommunication Services — (3.9%)
AT&T, Inc.	2,510,122	64,434,832	2.8%
Verizon Communications, Inc.	566,352	16,758,356	0.7%
Other Securities		17,187,908	0.8%

Total Telecommunication Services		98,381,096	4.3%

Utilities — (0.9%)
Other Securities		21,258,951	0.9%

TOTAL COMMON STOCKS		2,278,554,755	99.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	13,814,176	13,814,176	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund LP	202,493,142	202,493,142	8.8%
@RepurchaseAgreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,886,910 FHLMC 5.793%(r), 01/01/37, valued at $1,059,989) to be repurchased at $1,029,122	$1,029	1,029,115	0.1%

TOTAL SECURITIES LENDING COLLATERAL		203,522,257	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $2,552,893,037)		$2,495,891,188	109.0%

49

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$421,361,264	$31,950	—	$421,393,214
Consumer Staples	120,091,056	—	—	120,091,056
Energy	319,464,097	—	—	319,464,097
Financials	689,382,265	—	—	689,382,265
Health Care	102,257,666	—	—	102,257,666
Industrials	277,740,615	—	—	277,740,615
Information Technology	153,931,809	6,520	—	153,938,329
Materials	74,647,412	—	—	74,647,412
Other	—	54	—	54
Telecommunication Services	98,381,096	—	—	98,381,096
Utilities	21,258,951	—	—	21,258,951
Rights/Warrants	—	—	—	—
Temporary Cash Investments	13,814,176	—	—	13,814,176
Securities Lending Collateral	—	203,522,257	—	203,522,257

TOTAL	$2,292,330,407	$203,560,781	—	$2,495,891,188

See accompanying Notes to Financial Statements.

50

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.4%)
Consumer Discretionary — (9.8%)
*Amazon.com, Inc.	41,900	$4,978,139	0.4%
#Disney (Walt) Co.	187,757	5,138,909	0.4%
#Home Depot, Inc.	169,830	4,261,035	0.4%
McDonald’s Corp.	112,100	6,570,181	0.6%
Target Corp.	79,844	3,866,845	0.3%
Other Securities		98,835,870	8.7%

Total Consumer Discretionary		123,650,979	10.8%

Consumer Staples — (10.1%)
Altria Group, Inc.	207,400	3,756,014	0.3%
Coca-Cola Co.	237,262	12,648,437	1.1%
Colgate-Palmolive Co.	59,400	4,670,622	0.4%
CVS Caremark Corp.	150,047	5,296,659	0.5%
Kraft Foods, Inc.	160,324	4,412,116	0.4%
#PepsiCo, Inc.	166,379	10,074,248	0.9%
Philip Morris International, Inc.	193,500	9,164,160	0.8%
Procter & Gamble Co.	303,583	17,607,814	1.5%
Walgreen Co.	97,025	3,670,456	0.3%
Wal-Mart Stores, Inc.	315,296	15,663,905	1.4%
Other Securities		40,552,476	3.6%

Total Consumer Staples		127,516,907	11.2%

Energy — (10.3%)
Chevron Corp.	205,614	15,737,696	1.4%
ConocoPhillips	118,739	5,958,323	0.5%
Exxon Mobil Corp.	530,943	38,052,685	3.3%
Occidental Petroleum Corp.	84,088	6,380,597	0.6%
Schlumberger, Ltd.	119,648	7,442,106	0.6%
Other Securities		55,564,072	4.9%

Total Energy		129,135,479	11.3%

Financials — (11.8%)
Bank of America Corp.	803,514	11,715,234	1.0%
Goldman Sachs Group, Inc.	50,600	8,610,602	0.8%
JPMorgan Chase & Co.	409,432	17,101,975	1.5%
Morgan Stanley	125,943	4,045,289	0.4%
Wells Fargo & Co.	461,728	12,706,755	1.1%
Other Securities		93,666,597	8.2%

Total Financials		147,846,452	13.0%

Health Care — (11.6%)
Abbott Laboratories	159,127	8,047,052	0.7%
*Amgen, Inc.	106,871	5,742,179	0.5%
Bristol-Myers Squibb Co.	204,650	4,461,370	0.4%
#*Gilead Sciences, Inc.	101,750	4,329,462	0.4%
Johnson & Johnson	292,484	17,271,180	1.5%
Medtronic, Inc.	110,304	3,937,853	0.3%
#Merck & Co., Inc.	217,914	6,740,080	0.6%
Pfizer, Inc.	798,203	13,593,397	1.2%
Schering-Plough Corp.	208,323	5,874,709	0.5%
Other Securities		75,561,169	6.6%

Total Health Care		145,558,451	12.7%

Industrials — (9.9%)
3M Co.	60,323	4,437,963	0.4%
General Electric Co.	1,043,623	14,882,064	1.3%

51

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
United Parcel Service, Inc.	69,650	$3,738,812	0.4%
United Technologies Corp.	96,270	5,915,792	0.5%
Other Securities		96,104,447	8.4%

Total Industrials		125,079,078	11.0%

Information Technology — (17.6%)
*Apple, Inc.	88,060	16,599,310	1.5%
*Cisco Systems, Inc.	596,400	13,627,740	1.2%
*Google, Inc.	22,737	12,189,760	1.1%
Hewlett-Packard Co.	242,700	11,518,542	1.0%
Intel Corp.	557,770	10,658,985	0.9%
International Business Machines Corp.	142,483	17,184,875	1.5%
Microsoft Corp.	844,660	23,422,422	2.0%
Oracle Corp.	507,951	10,717,766	0.9%
QUALCOMM, Inc.	165,920	6,870,747	0.6%
Visa, Inc.	56,500	4,280,440	0.4%
Other Securities		93,531,886	8.2%

Total Information Technology		220,602,473	19.3%

Materials — (3.6%)
Other Securities		44,970,840	3.9%

Other — (0.0%)
Other Securities		6	0.0%

Telecommunication Services — (2.5%)
AT&T, Inc.	568,312	14,588,569	1.3%
Verizon Communications, Inc.	300,825	8,901,412	0.8%
Other Securities		7,926,753	0.7%

Total Telecommunication Services		31,416,734	2.8%

Utilities — (3.2%)
Other Securities		39,976,320	3.5%

TOTAL COMMON STOCKS		1,135,753,719	99.5%

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	4,739,449	4,739,449	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.2%)
§@DFA Short Term Investment Fund LP	114,652,240	114,652,240	10.0%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,068,374 FHLMC 5.793%(r), 01/01/37, valued at $600,169) to be repurchased at $582,692	$583	582,688	0.1%

TOTAL SECURITIES LENDING COLLATERAL		115,234,928	10.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,041,797,234)		$1,255,728,096	110.0%

52

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$123,650,979	—	—	$123,650,979
Consumer Staples	127,516,907	—	—	127,516,907
Energy	129,135,479	—	—	129,135,479
Financials	147,846,452	—	—	147,846,452
Health Care	145,549,937	$8,514	—	145,558,451
Industrials	125,079,078	—	—	125,079,078
Information Technology	220,601,981	492	—	220,602,473
Materials	44,970,840	—	—	44,970,840
Other	—	6	—	6
Telecommunication Services	31,416,734	—	—	31,416,734
Utilities	39,976,320	—	—	39,976,320
Temporary Cash Investments	4,739,449	—	—	4,739,449
Securities Lending Collateral	—	115,234,928	—	115,234,928

TOTAL	$1,140,484,156	$115,243,940	—	$1,255,728,096

See accompanying Notes to Financial Statements.

53

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $185,881 and $107,680 of securities on loan, respectively)	$2,278,555	$1,135,754
Temporary Cash Investments at Value & Cost	13,814	4,739
Collateral Received from Securities on Loan at Value & Cost	203,522	115,235
Receivables:
Investment Securities Sold	2,290	49
Dividends and Interest	2,664	1,281
Securities Lending Income	210	47
Fund Shares Sold	53	—

Total Assets	2,501,108	1,257,105

LIABILITIES:
Payables:
Upon Return of Securities Loaned	203,522	115,235
Investment Securities Purchased	6,575	—
Fund Shares Redeemed	570	169
Due to Advisor	403	49
Accrued Expenses and Other Liabilities	111	59

Total Liabilities	211,181	115,512

NET ASSETS	$2,289,927	$1,141,593

Investments at Cost	$2,335,557	$921,823

See accompanying Notes to Financial Statements.

54

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$41,661	$23,761
Interest	169	86
Income from Securities Lending	5,646	1,534

Total Investment Income	47,476	25,381

Expenses
Investment Advisory Services Fees	3,861	516
Accounting & Transfer Agent Fees	223	129
Custodian Fees	41	47
Shareholders’ Reports	11	7
Directors’/Trustees’ Fees & Expenses	28	17
Professional Fees	85	48
Other	218	130

Total Expenses	4,467	894

Net Investment Income (Loss)	43,009	24,487

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(224,739)	(289,047)
Futures	2,063	2,732
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	417,983	328,914
Futures	(16)	—

Net Realized and Unrealized Gain (Loss)	195,291	42,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$238,300	$67,086

See accompanying Notes to Financial Statements.

55

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series			The Tax-Managed U.S. Equity Series
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,009	$63,704	$63,884	$24,487	$30,373	$30,009
Net Realized Gain (Loss) on:
Investment Securities Sold	(224,739)	(152,733)	197,904	(289,047)	(142,472)	10,874
Futures	2,063	(2,752)	—	2,732	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	417,983	(1,321,745)	(257,139)	328,914	(530,594)	73,456
Futures	(16)	16	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	238,300	(1,413,510)	4,649	67,086	(642,693)	114,339

Transactions in Interest:
Contributions	347,943	457,034	478,784	111,879	296,257	253,998
Withdrawals	(487,040)	(711,380)	(146,412)	(305,880)	(209,089)	(32,090)

Net Increase (Decrease) from Transactions in Interest	(139,097)	(254,346)	332,372	(194,001)	87,168	221,908

Total Increase (Decrease) in Net Assets	99,203	(1,667,856)	337,021	(126,915)	(555,525)	336,247
Net Assets
Beginning of Period	2,190,724	3,858,580	3,521,559	1,268,508	1,824,033	1,487,786

End of Period	$2,289,927	$2,190,724	$3,858,580	$1,141,593	$1,268,508	$1,824,033

See accompanying Notes to Financial Statements.

56

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series							The Tax-Managed U.S. Equity Series
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Total Return	12.76%	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%	8.56%	(32.28	)%(C)	7.38%	13.06%	10.15%	12.20%
Net Assets, End of Period (thousands)	$2,289,927	$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,141,593	$1,268,508		$1,824,033	$1,487,786	$999,348	$618,950
Ratio of Expenses to Average Net Assets	0.23%	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.09%	0.07	%(B)	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.09	%(B)	1.61%	1.63%	1.52%	1.14%	2.37%	1.91	%(B)	1.74%	1.71%	1.51%	1.52%
Portfolio Turnover Rate	28%	40	%(C)	21%	21%	12%	5%	27%	13	%(C)	6%	21%	10%	5%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

57

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the “Series”) are presented in this section of the report.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:    Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

58

2. Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Trustees have requested distribution of proceeds.

3. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the year ended October 31, 2009, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2009, the total related amounts paid to the CCO by the Trust were $98 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$55
The Tax-Managed U.S. Equity Series	29

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$549,371	$583,865

59

	Purchases	Sales
The Tax-Managed U.S. Equity Series	275,853	416,816

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$2,553,643	$383,784	$(441,536)	$(57,752)
The Tax-Managed U.S. Equity Series	1,042,271	250,545	(37,088)	213,457

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax position and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or

60

paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Series had no outstanding futures contracts.

The following is a summary of the Series’ location of realized and change in unrealized gains and losses on the Series’ Statements of Operations for the Series’ derivative instrument holdings through the year ended October 31, 2009:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss) on Derivatives Recognized in Income
Equity Contracts
The Tax-Managed U.S. Marketwide Value Series*	$2,063
The Tax-Managed U.S. Equity Series*	2,732

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts
The Tax-Managed U.S. Marketwide Value Series*	$(16)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Series had limited activity in these transactions.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line

61

of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the year ended October 31, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	1.96%	$8,120	19	$8	$18,993
The Tax-Managed U.S. Equity Series	1.99%	3,481	30	6	10,160

There were no outstanding borrowings by the Series under this line of credit as of October 31, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Series under this line of credit during the year ended October 31, 2009.

I. Securities Lending:

As of October 31, 2009, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series’ investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is

62

unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and

Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

64

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and June 5, 2009, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 1: Election of Trustees for DFAITC*

1a	David G. Booth	2,166,359,402	96.50%	—	0.00%	78,661,259	3.50%	95.78%	0.00%	3.48%
1b	George M. Constantinides	2,169,219,982	96.62%	—	0.00%	75,800,679	3.38%	95.90%	0.00%	3.35%
1c	John P. Gould	2,168,577,186	96.59%	—	0.00%	76,443,476	3.41%	95.88%	0.00%	3.38%
1d	Roger G. Ibbotson	2,169,778,365	96.65%	—	0.00%	75,242,297	3.35%	95.93%	0.00%	3.33%
1e	Robert C. Merton	2,170,124,638	96.66%	—	0.00%	74,896,023	3.34%	95.94%	0.00%	3.31%
1f	Myron S. Scholes	2,169,439,189	96.63%	—	0.00%	75,581,473	3.37%	95.91%	0.00%	3.34%
1g	Eduardo A. Repetto	2,167,010,793	96.53%	—	0.00%	78,009,868	3.47%	95.81%	0.00%	3.45%
1h	Abbie J. Smith	2,169,626,842	96.64%	—	0.00%	75,393,820	3.36%	95.92%	0.00%	3.33%

	Shares Voted								Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 4: Approval of an Amended and Restated Agreement and Declaration of Trust for DFAITC*	2,076,877,329	92.43%	36,623,148	1.63%	133,356,326	5.94%	NA	NA	91.82%	1.62%	5.90%

*	Results are for all Series within DFAITC

The Tax-Managed U.S. Marketwide Value Series

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	146,890,401	90.32%	4,215,416	2.59%	11,527,664	7.09%	90.32%	2.59%	7.09%
5b	Making Loans	146,648,973	90.17%	4,349,979	2.67%	11,634,529	7.15%	90.17%	2.67%	7.15%
5c	Investments in Real Estate	146,728,379	90.22%	4,371,378	2.69%	11,533,725	7.09%	90.22%	2.69%	7.09%
5d	Investments in Commodities	146,688,336	90.20%	4,544,246	2.79%	11,400,899	7.01%	90.20%	2.79%	7.01%
5e	Diversification of Investments	148,013,098	91.01%	3,279,120	2.02%	11,341,263	6.97%	91.01%	2.02%	6.97%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	145,363,087	89.38%	5,839,478	3.59%	11,430,917	7.03%	89.38%	3.59%	7.03%
6e	Investing in Other Investment Companies	147,177,599	90.50%	4,082,139	2.51%	11,373,744	6.99%	90.50%	2.51%	6.99%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	147,268,382	90.55%	3,924,367	2.41%	11,440,733	7.03%	90.55%	2.41%	7.03%

The Tax-Managed U.S. Equity Series

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	74,831,147	79.43%	2,371,613	2.52%	17,007,387	18.05%	79.43%	2.52%	18.05%
5b	Making Loans	74,796,494	79.39%	2,442,446	2.59%	16,971,206	18.01%	79.39%	2.59%	18.01%
5c	Investments in Real Estate	74,895,472	79.50%	2,344,955	2.49%	16,969,720	18.01%	79.50%	2.49%	18.01%
5d	Investments in Commodities	74,909,074	79.51%	2,441,748	2.59%	16,859,323	17.90%	79.51%	2.59%	17.90%
5e	Diversification of Investments	75,340,745	79.97%	2,068,850	2.20%	16,800,551	17.83%	79.97%	2.20%	17.83%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	73,900,334	78.44%	3,463,456	3.68%	16,846,357	17.88%	78.44%	3.68%	17.88%
6e	Investing in Other Investment Companies	75,259,269	79.88%	2,177,629	2.31%	16,773,248	17.80%	79.88%	2.31%	17.80%

65

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	75,361,156	79.99%	2,060,102	2.19%	16,788,889	17.82%	79.99%	2.19%	17.82%

66

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

67

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).
Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).
Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

68

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth

Chairman, Director, Chief

Executive Officer and

President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.

6300 Bee Cave Road, Building One

Austin, Texas 78746

Age: 62

	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto

Director, Chief Investment Officer and Vice President

of DFAIDG, DIG and

DEM.

Trustee, Chief Investment Officer and Vice President

of DFAITC

6300 Bee Cave Road, Building One

Austin, TX 78746

Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

69

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008

Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

70

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009

Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007

Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003

Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

71

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009

Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

72

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

73

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

74

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

75

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolios to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Foreign Source Income(4)	Qualifying Interest Income(5)	Qualifying Short-Term Capital Gain(6)
Tax-Managed U.S. Marketwide Value Portfolio	100%	—	—	100%	100%	100%	—	—	100%	100%
Tax-Managed U.S. Equity Portfolio	100%	—	—	100%	100%	100%	—	—	100%	100%
Tax-Managed U.S. Targeted Value Portfolio	100%	—	—	100%	100%	100%	—	—	100%	100%
Tax-Managed U.S. Small Cap Portfolio	100%	—	—	100%	100%	100%	—	—	100%	100%
Tax-Managed DFA International Value Portfolio	100%	—	—	100%	100%	100%	7%	107%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, an is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

76

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statements of Assets and Liabilities/Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2009.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

LWAS/DFA U.S. High Book to Market Portfolio vs.

Russell 1000® Value Index

October 31, 1999-October 31, 2009

LWAS/DFA Two-Year Fixed Income Portfolio vs.

BofA Merrill Lynch US Corporate and Government Index 1-3 Years

October 31, 1999-October 31, 2009

LWAS/DFA Two-Year Government Portfolio vs.

BofA Merrill Lynch US Government Bond Index 1-3 Years

October 31, 1999-October 31, 2009

2

DIMENSIONAL INVESTMENT GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2009

The year ending October 31, 2009, was among the most volatile periods in U.S. market history. Broad market returns were positive with stocks represented by the mid cap index outperforming those within both small cap and large cap indexes and stocks represented by the growth index outperforming those represented by the value index. Investors moving out of stocks, beginning in late 2008 and extending into early 2009, contributed to high volatility and negative returns over that period. Markets turned sharply higher in March, and the size and value premiums both turned positive over the eight months ending October 2009. Although the large cap index outperformed the small cap index, and the growth index outperformed the value index, returns within the broader market (Russell 3000® Index) demonstrate that there was a positive small size premium and a positive value premium. This counterintuitive result occurred because the stock markets were characterized by extreme volatility, and the indexes, which are reconstituted annually, were not able to rebalance during the course of the year to maintain their intended asset class exposure. Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio’s holdings. Size is measured by market capitalization, and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 12 months ended October 31, 2009, the total return of the Russell Microcap® Index was 5.06%, the Russell 2000® Index was 6.46%, the CRSP 6-10 Index was 20.94%, and the MSCI US Small Cap 1750 Index was 14.11%. Large cap growth stocks outperformed large cap value stocks, as measured by the Russell 1000® Growth Index and Russell 1000® Value Index. Small cap growth stocks outperformed small cap value stocks, by a lesser amount than in large caps, as measured by the Russell 2000® Growth Index and Russell 2000® Value Index.

Total Return for 12 Months Ended October 31, 2009

Russell 2000® Index (small cap companies)	6.46%
Russell Midcap® Index (mid cap companies)	18.74%
Russell 1000® Index (large cap companies)	11.19%
Russell 3000® Value Index	4.55%
Russell 3000® Growth Index	17.04%

Further dividing the large, mid, and small cap market segments by value and growth characteristics shows more detail in the performance differences over the period.

Total Return for 12 Months Ended October 31, 2009

Russell 1000® Value Index (large cap value companies)	4.78%
Russell 1000® Growth Index (large cap growth companies)	17.50%
Russell Midcap® Value Index (mid cap value companies)	14.52%
Russell Midcap® Growth Index (mid cap growth companies)	22.48%
Russell 2500TM Value Index (small/mid cap value companies)	8.56%
Russell 2500TM Growth Index (small/mid cap growth companies)	18.20%
Russell 2000® Value Index (small cap value companies)	1.95%
Russell 2000® Growth Index(small cap growth companies)	11.34%

Source: Russell data copyright © Russell Investment Group 1995-2009, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2009 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of

3

REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors (the “Advisor”) generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Master-Feeder Structure

The portfolio described below, called a “Feeder Fund”, does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a “Master Fund”. The Master Fund, in turn, purchases stocks and/or other securities.

Domestic Equity Portfolio Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund about 213 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets.

As a result of the Master Fund’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 11.61% for the Portfolio and 4.78% for the Russell 1000® Value Index. The Portfolio benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Master Fund’s greater exposure to stocks with more pronounced value characteristics and composition differences along the value/growth dimension added approximately 4.2% to the relative performance. Differences in sector weights between the Portfolio and Index also contributed to the outperformance. The Master Fund’s larger allocation than the Index to consumer discretionary stocks, due to its strategy of maintaining consistent large cap value exposure, added approximately 3% to relative performance. The Portfolio also benefited from composition differences among the Master Fund’s basket of financial stocks, which added approximately 3.6% to relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2009

U.S. and international credit markets experienced high levels of volatility in the fiscal year ended October 31, 2009. Investor appetite for credit risk returned as the year progressed, and credit spreads narrowed significantly. Over the course of the year the U.S. Federal Reserve lowered the target rate for federal funds from 1.00% on October 31, 2008 to between 0% and 0.25% by October 31, 2009, and continued to add liquidity into the financial system through various loan programs and capital injections into financial institutions. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate (LIBOR), a widely-used benchmark of short-term interest rates, fell 275 basis points during the 12 months ended October 31, 2009, while the yield on ten-year U.S. Treasury notes declined 57 basis points. The yield curve remained upwardly sloped throughout the year.

	10/31/09	10/31/08	Change
Three-Month LIBOR (yield)	0.28%	3.03%	-90.76%
Ten-Year U.S. Treasury Notes (yield)	3.38%	3.95%	-14.43%

Source: Bloomberg. “Change” values are calculated prior to rounding.

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2009, total returns

4

were 0.32% for three-month U.S. Treasury bills, 6.77% for five-year U.S. Treasury notes, and 5.57% for thirty-year U.S. Treasury bonds.

Fixed Income Portfolio Performance Overview

LWAS/DFA Two-Year Fixed Income Portfolio

The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high-quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if expected premiums can be documented. Average maturity of the Portfolio increased to 1.47 years on October 31, 2009, from 0.89 years on October 31, 2008.

For the 12 months ended October 31, 2009, total returns were 4.31% for the LWAS/DFA Two-Year Fixed Income Portfolio and 6.35% for the BofA Merrill Lynch U.S. Corporate and Government Index 1-3 Years. Structural differences between the Portfolio and Index were the primary reason for the Portfolio’s relative underperformance. A majority of the Portfolio’s holdings were invested in bonds rated AA or better while the Index had a relatively large allocation to securities rated A or lower. Over the period, lower-rated securities benefited from tightening credit spreads and outperformed higher-rated securities.

LWAS/DFA Two-Year Government Portfolio

The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if expected premiums can be documented. Average maturity of the Portfolio increased to 1.47 years on October 31, 2009, from 1.42 years on October 31, 2008.

For the 12 months ended October 31, 2009, total returns were 5.21% for the LWAS/DFA Two-Year Government Portfolio and 3.73% for the BofA Merrill Lynch U.S. Government Bond Index 1-3 Years. Structural differences between the Portfolio and Index were the primary reason for the Portfolio’s relative outperformance. Over the period, all of the Portfolio’s holdings were government agency debt which significantly outperformed Treasury debt during the period of tightening credit spreads.

5

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES	Six Months Ended October 31, 2009

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
LWAS/DFA U.S. High Book to Market Portfolio**
Actual Fund Return	$1,000.00	$1,241.10	0.37%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.34	0.37%	$1.89

LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,015.00	0.35%	$1.78
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.35%	$1.79

LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,012.00	0.33%	$1.67
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.33%	$1.68

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**	The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund.

6

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

LWAS/DFA Two-Year Fixed Income Portfolio
Corporate	11.2%
Government	73.2%
Foreign Corporate	2.8%
Foreign Government	12.1%
Supranational	0.7%

Total	100.0%

LWAS/DFA Two-Year Government Portfolio
Government	100.0%

Total	100.0%

7

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (68.6%)
Federal Farm Credit Bank
3.750%, 12/06/10	$1,400	$1,448,306
5.375%, 07/18/11	2,200	2,366,049
3.875%, 08/25/11	2,300	2,418,744
1.125%, 10/03/11	2,000	1,998,506
Federal Home Loan Bank
4.375%, 10/22/10	400	414,756
1.625%, 01/21/11	4,200	4,255,364
1.375%, 05/16/11	2,900	2,928,165
2.625%, 05/20/11	5,500	5,659,121
3.375%, 06/24/11	4,500	4,676,985
3.625%, 07/01/11	2,800	2,928,699
1.625%, 07/27/11	5,100	5,159,134
3.750%, 09/09/11	3,400	3,578,578
3.625%, 09/16/11	1,800	1,891,744
Federal Home Loan Mortgage Corporation
4.750%, 01/18/11	2,100	2,204,651
3.250%, 02/25/11	2,200	2,270,805
6.000%, 06/15/11	1,000	1,083,118
Federal National Mortgage Association
1.750%, 03/23/11	500	507,210
1.375%, 04/28/11	2,200	2,218,487
6.000%, 05/15/11	3,500	3,774,572
3.375%, 05/19/11	900	936,644

TOTAL AGENCY OBLIGATIONS		52,719,638

BONDS — (26.7%)
Canada Mortgage & Housing Corp.
4.800%, 10/01/10	500	519,496
Citigroup, Inc.
1.250%, 09/22/11	400	401,644
General Electric Capital Corp.
7.375%, 01/19/10	2,100	2,130,771
Goldman Sachs Group, Inc.
1.700%, 03/15/11	2,000	2,028,894
Japan Finance Corp.
2.000%, 06/24/11	2,000	2,031,242
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	1,800	1,879,342
Landwirtschaftliche Rentenbank
4.875%, 02/14/11	400	421,197
Morgan Stanley
2.900%, 12/01/10	2,000	2,046,626

	Face Amount	Value†
	(000)
Nordic Investment Bank
4.875%, 03/15/11	$500	$528,698
Oesterreichische Kontrollbank AG
4.250%, 10/06/10	2,000	2,068,876
Ontario, Province of Canada
3.125%, 09/08/10	400	408,866
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,148,442
State Street Bank & Trust Co.
1.850%, 03/15/11	1,900	1,927,670
Svensk Exportkredit AB
4.000%, 06/15/10	400	408,569
4.500%, 09/27/10	1,500	1,553,474

TOTAL BONDS		20,503,807

U.S. TREASURY OBLIGATIONS — (4.1%)
U.S. Treasury Note
1.000%, 09/30/11	3,100	3,108,717

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $640,000 FNMA 5.00%, 08/25/18, valued at $500,193) to be repurchased at $492,008	492	492,000

TOTAL INVESTMENTS — (100.0%) (Cost $76,279,263)		$76,824,162

8

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$52,719,638	—	$52,719,638
Bonds	—	20,503,807	—	20,503,807
U.S. Treasury Obligations	—	3,108,717	—	3,108,717
Temporary Cash Investments	—	492,000	—	492,000

TOTAL	—	$76,824,162	—	$76,824,162

See accompanying Notes to Financial Statements.

9

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (97.2%)
Federal Farm Credit Bank
1.600%, 01/12/11	$17,000	$17,200,957
2.625%, 04/21/11	2,400	2,465,782
5.375%, 07/18/11	9,300	10,001,936
3.875%, 08/25/11	3,100	3,260,047
1.125%, 10/03/11	1,700	1,698,730
3.500%, 10/03/11	1,000	1,046,931
Federal Home Loan Bank
3.625%, 12/17/10	31,100	32,166,388
1.625%, 01/21/11	5,000	5,065,910
4.625%, 02/18/11	2,500	2,628,683
1.625%, 03/16/11	2,500	2,532,905
1.375%, 05/16/11	5,700	5,755,358
2.625%, 05/20/11	6,400	6,585,158
3.375%, 06/24/11	9,800	10,185,434
3.625%, 07/01/11	9,100	9,518,272
1.625%, 07/27/11	7,900	7,991,600
5.375%, 08/19/11	2,000	2,155,110
3.750%, 09/09/11	10,500	11,051,492

TOTAL AGENCY OBLIGATIONS		131,310,693

U.S. TREASURY OBLIGATIONS — (2.2%)
U.S. Treasury Note
1.000%, 09/30/11	3,000	3,008,436

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $930,000 FHLMC 4.50%, 05/01/23, valued at $789,148) to be repurchased at $776,012	776	776,000

TOTAL INVESTMENTS — (100.0%) (Cost $134,115,168)		$135,095,129

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$131,310,693	—	$131,310,693
U.S. Treasury Obligations	—	3,008,436	—	3,008,436
Temporary Cash Investments	—	776,000	—	776,000

TOTAL	—	$135,095,129	—	$135,095,129

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$65,935
Investment Securities Sold	86
Receivables:
Fund Shares Sold	5
Prepaid Expenses and Other Assets	9

Total Assets	66,035

LIABILITIES:
Payables:
Fund Shares Redeemed	91
Due to Advisor	1
Accrued Expenses and Other Liabilities	16

Total Liabilities	108

NET ASSETS	$65,927

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,724,191

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.80

Investment in Affiliated Investment Company at Cost	$55,499

NET ASSETS CONSIST OF:
Paid-In Capital	$71,625
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	155
Accumulated Net Realized Gain (Loss)	(16,289)
Net Unrealized Appreciation (Depreciation)	10,436

NET ASSETS	$65,927

(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$76,332	$134,319
Temporary Cash Investments at Value & Cost	492	776
Cash	1	1
Receivables:
Interest	669	1,192
Fund Shares Sold	69	264
Prepaid Expenses and Other Assets	8	8

Total Assets	77,571	136,560

LIABILITIES:
Payables:
Fund Shares Redeemed	148	10
Due to Advisor	10	17
Accrued Expenses and Other Liabilities	15	25

Total Liabilities	173	52

NET ASSETS	$77,398	$136,508

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,718,308	13,519,225

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.03	$10.10

Investments at Cost	$75,787	$133,339

NET ASSETS CONSIST OF:
Paid-In Capital	$77,038	$133,277
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	135	234
Accumulated Net Realized Gain (Loss)	(320)	2,017
Net Unrealized Appreciation (Depreciation)	545	980

NET ASSETS	$77,398	$136,508

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio*	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Investment Income
Dividends	$ 1,403	—	—
Interest	2	$1,677	$2,669
Income from Securities Lending	121	—	—
Expenses Allocated from Affiliated Investment Company	(77)	—	—

Total Investment Income	1,449	1,677	2,669

Expenses
Investment Advisory Services Fees	—	112	193
Administrative Services Fees	6	—	—
Accounting & Transfer Agent Fees	14	30	37
Shareholder Servicing Fees	89	59	103
Filing Fees	23	16	17
Shareholders’ Reports	11	13	21
Directors’/Trustees’ Fees & Expenses	1	2	3
Custodian Fees	—	2	2
Professional Fees	2	4	8
Other	1	13	19

Total Expenses	147	251	403

Net Investment Income (Loss)	1,302	1,426	2,266

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(3,229)	823	2,856
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8,041	967	1,507

Net Realized and Unrealized Gain (Loss)	4,812	1,790	4,363

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 6,114	$3,216	$6,629

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

13

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio			LWAS/DFA Two-Year Fixed Income Portfolio			LWAS/DFA Two-Year Government Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,302	$1,631	$1,551	$1,426	$2,567	$4,543	$2,266	$3,089	$4,053
Net Realized Gain (Loss) on Investment Securities Sold	(3,229)	— †	6,681 †	823	(14)	(2)	2,856	(22)	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8,041	(42,930)†	(8,701)†	967	(360)	(24)	1,507	(560)	97

Net Increase (Decrease) in Net Assets Resulting from Operations	6,114	(41,299)	(469)	3,216	2,193	4,517	6,629	2,507	4,149

Distributions From:
Net Investment Income	(1,505)	(1,652)	(1,533)	(1,709)	(3,304)	(4,369)	(2,630)	(3,616)	(3,767)
Net Short-Term Gains	—	(16)	(506)	—	—	—	—	—	—
Net Long-Term Gains	—	(6,421)	(3,294)	—	—	—	—	—	—

Total Distributions	(1,505)	(8,089)	(5,333)	(1,709)	(3,304)	(4,369)	(2,630)	(3,616)	(3,767)

Capital Share Transactions (1):
Shares Issued	9,566	12,180	11,690	23,629	9,071	18,206	59,636	51,236	50,978
Shares Issued in Lieu of Cash Distributions	1,340	6,808	4,529	1,518	2,785	3,631	1,747	2,696	3,311
Shares Redeemed	(18,050)	(20,971)	(15,567)	(33,321)	(23,122)	(11,625)	(62,659)	(29,376)	(17,281)

Net Increase (Decrease) from Capital Share Transactions	(7,144)	(1,983)	652	(8,174)	(11,266)	10,212	(1,276)	24,556	37,008

Total Increase (Decrease) in Net Assets	(2,535)	(51,371)	(5,150)	(6,667)	(12,377)	10,360	2,723	23,447	37,390
Net Assets
Beginning of Period	68,462	119,833	124,983	84,065	96,442	86,082	133,785	110,338	72,948

End of Period	$65,927	$68,462	$119,833	$77,398	$84,065	$96,442	$136,508	$133,785	$110,338

(1) Shares Issued and Redeemed:
Shares Issued	1,238	1,117	714	2,370	920	1,837	5,944	5,221	5,179
Shares Issued in Lieu of Cash Distributions	186	487	285	154	283	369	175	276	339
Shares Redeemed	(2,271)	(1,841)	(955)	(3,351)	(2,346)	(1,175)	(6,256)	(2,993)	(1,758)

Net Increase (Decrease) from Shares Issued and Redeemed	(847)	(237)	44	(827)	(1,143)	1,031	(137)	2,504	3,760

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$155	$366	$395	$135	$418	$1,155	$234	$598	$1,125

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

14

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$9.04	$15.35	$16.10	$13.91	$12.28	$10.23

Income from Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.21	(A)	0.20	(A)	0.23	(A)	0.19	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.79	(5.48)	(0.26)	2.23	1.57	2.08

Total from Investment Operations	0.97	(5.27)	(0.06)	2.46	1.76	2.18

Less Distributions
Net Investment Income	(0.21)	(0.21)	(0.20)	(0.22)	(0.13)	(0.13)
Net Realized Gains	—	(0.83)	(0.49)	(0.05)	—	—

Total Distributions	(0.21)	(1.04)	(0.69)	(0.27)	(0.13)	(0.13)

Net Assets Value, End of Period	$9.80	$9.04	$15.35	$16.10	$13.91	$12.28

Total Return	11.61%	(36.69	)%(C)	(0.51)%	17.90%	14.44%	21.45%

Net Assets, End of Period (thousands)	$65,927	$68,462	$119,833	$124,983	$103,311	$92,494
Ratio of Expenses to Average Net Assets (D)	0.38%	0.33	%(B)	0.32%	0.32%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.20%	1.72	%(B)	1.20%	1.54%	1.43%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

15

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$9.84	$9.95	$9.94	$9.82	$9.90	$10.17	$9.80	$9.89	$9.87	$9.75	$9.83	$10.13

Income from Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.28	(A)	0.49	(A)	0.35	(A)	0.27	0.16	0.18	(A)	0.24	(A)	0.46	(A)	0.34	(A)	0.26	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.23	(0.04)	—	0.08	(0.11)	(0.08)	0.33	(0.03)	0.01	0.08	(0.10)	(0.06)

Total from Investment Operations	0.42	0.24	0.49	0.43	0.16	0.08	0.51	0.21	0.47	0.42	0.16	0.11

Less Distributions
Net Investment Income	(0.23)	(0.35)	(0.48)	(0.31)	(0.24)	(0.14)	(0.21)	(0.30)	(0.45)	(0.30)	(0.24)	(0.15)
Net Realized Gains	—	—	—	—	—	(0.21)	—	—	—	—	—	(0.26)

Total Distributions	(0.23)	(0.35)	(0.48)	(0.31)	(0.24)	(0.35)	(0.21)	(0.30)	(0.45)	(0.30)	(0.24)	(0.41)

Net Asset Value, End of Period	$10.03	$9.84	$9.95	$9.94	$9.82	$9.90	$10.10	$9.80	$9.89	$9.87	$9.75	$9.83

Total Return	4.31%	2.46	%(C)	5.03%	4.47%	1.65%	0.85%	5.21%	2.13	%(C)	4.85%	4.42%	1.67%	1.10%

Net Assets, End of Period (thousands)	$77,398	$84,065	$96,442	$86,082	$80,199	$80,584	$136,508	$133,785	$110,338	$72,948	$68,708	$69,853
Ratio of Expenses to Average Net Assets	0.34%	0.31	%(B)	0.31%	0.31%	0.36%	0.38%	0.31%	0.30	%(B)	0.31%	0.32%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.92%	3.04	%(B)	4.94%	3.57%	2.72%	1.65%	1.76%	2.69	%(B)	4.66%	3.45%	2.67%	1.63%
Portfolio Turnover Rate	77%	20	%(C)	22%	15%	48%	152%	112%	7	%(C)	0%	29%	44%	142%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the “Portfolios”) are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio (“Feeder Fund”) primarily invests its assets in The U.S. Large Cap Value Series (the “Series”), a corresponding Series of The DFA Investment Trust Company. At October 31, 2009, the Portfolio owned 1% of the Series.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The LWAS/DFA U.S. High Book to Market Portfolio’s investment reflects its proportionate interest in the net assets of The U.S. Large Cap Value Series. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

17

—     Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ net assets by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments for the LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value LWAS/DFA U.S. High Book to Market Portfolio’s net assets as of October 31, 2009 is listed below (in thousands).

	Valuation Inputs

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA U.S. High Book to Market Portfolio	$65,935	—	—	$65,935

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses for the year ended October 31, 2009.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

3.    Other:    The LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from The U.S. Large Cap Value Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended October 31, 2009, the Portfolios’ administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

18

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. (“LWIF”), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

Shareholder Servicing Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$2
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$57,877	$38,941	$18,303	$11,007
LWAS/DFA Two-Year Government Portfolio	144,660	141,734	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the recharacterizations of partnership income from net investment income to capital gain and were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

19

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$(8)	$8

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio
2007	$2,104	$3,541	$5,645
2008	1,668	6,420	8,088
2009	1,505	—	1,505
LWAS/DFA Two-Year Fixed Income Portfolio
2007	4,369	—	4,369
2008	3,304	—	3,304
2009	1,709	—	1,709
LWAS/DFA Two-Year Government Portfolio
2007	3,767	—	3,767
2008	3,616	—	3,616
2009	2,630	—	2,630

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings Accumulated (Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$156	—	$(16,289)	$(16,133)
LWAS/DFA Two-Year Fixed Income Portfolio	137	—	(320)	(183)
LWAS/DFA Two-Year Government Portfolio	1,192	$1,068	—	2,260

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2013	2014	2015	2016	2017	Total
LWAS/DFA U.S. High Book to Market Portfolio	—	—	—	$1,337	$14,952	$16,289
LWAS/DFA Two-Year Fixed Income Portfolio	$102	$202	$2	14	—	320

20

During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

LWAS/DFA Two-Year Fixed Income Portfolio	$822
LWAS/DFA Two-Year Government Portfolio	833

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$55,499	$11,901	$(1,465)	$10,436
LWAS/DFA Two-Year Fixed Income Portfolio	76,279	501	44	545
LWAS/DFA Two-Year Government Portfolio	134,121	982	(8)	974

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the “Check the Box” election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

21

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA U.S. Large Cap Value Portfolio	$(606,345)	$606,345
DFA U.S. Large Cap Value Portfolio II	(10,872)	10,872
DFA U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

1. Repurchase Agreements:    The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2009.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is

22

unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Other:

At October 31, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	96%
LWAS/DFA Two-Year Fixed Income Portfolio	3	100%
LWAS/DFA Two-Year Government Portfolio	2	96%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and

Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statement of assets and liabilities of LWAS/DFA U.S. High Book to Market Portfolio, and the statements of assets and liabilities, including the schedules of investments, of LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the “Portfolios”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, and by correspondence with the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

24

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009, June 5, 2009, and July 8, 2009, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DIG*
1a	David G. Booth	754,612,895	96.26%	—	0.00%	29,301,677	3.74%	85.87%	0.00%	3.33%
1b	George M. Constantinides	753,991,785	96.18%	—	0.00%	29,922,787	3.82%	85.80%	0.00%	3.41%
1c	John P. Gould	753,344,569	96.10%	—	0.00%	30,570,003	3.90%	85.73%	0.00%	3.48%
1d	Roger G. Ibbotson	754,232,365	96.21%	—	0.00%	29,682,207	3.79%	85.83%	0.00%	3.38%
1e	Robert C. Merton	754,598,874	96.26%	—	0.00%	29,315,698	3.74%	85.87%	0.00%	3.34%
1f	Myron S. Scholes	754,057,040	96.19%	—	0.00%	29,857,532	3.81%	85.81%	0.00%	3.40%
1g	Eduardo A. Repetto	753,295,592	96.09%	—	0.00%	30,618,979	3.91%	85.72%	0.00%	3.48%
1h	Abbie J. Smith	754,123,603	96.20%	—	0.00%	29,790,969	3.80%	85.82%	0.00%	3.39%

	Shares Voted								Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DIG*	479,705,048	93.81%	7,503,436	1.47%	24,156,664	4.72%	NA	NA	54.59%	0.85%	2.75%

* Results are for all Portfolios within DIG

LWAS/DFA U.S. High Book to Market Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold	Non-Vote
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	3,426,211	87.46%	186,847	4.77%	304,250	7.77%	NA	NA	48.21%	2.63%	4.28%	NA
5b	Making Loans	3,424,905	87.43%	192,169	4.91%	300,234	7.66%	NA	NA	48.19%	2.70%	4.22%	NA
5c	Investments in Real Estate	3,456,737	88.24%	160,338	4.09%	300,233	7.66%	NA	NA	48.64%	2.26%	4.22%	NA
5d	Investments in Commodities	3,448,485	88.03%	168,590	4.30%	300,233	7.66%	NA	NA	48.53%	2.37%	4.22%	NA
5e	Diversification of Investments	3,483,330	88.92%	133,744	3.41%	300,234	7.66%	NA	NA	49.02%	1.88%	4.22%	NA
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	3,414,784	87.17%	202,635	5.17%	299,889	7.66%	NA	NA	48.05%	2.85%	4.22%	NA
6b	Purchasing Securities on Margin	3,397,232	86.72%	224,205	5.72%	295,871	7.55%	NA	NA	47.80%	3.15%	4.16%	NA
6c	Investing in Restricted or Illiquid Securities	3,394,100	86.64%	223,449	5.70%	299,759	7.65%	NA	NA	47.76%	3.14%	4.22%	NA
6d	Investing for the Purpose of Exercising Control	3,475,596	88.72%	145,840	3.72%	295,872	7.55%	NA	NA	48.91%	2.05%	4.16%	NA
6e	Investing in Other Investment Companies	3,442,495	87.88%	178,941	4.57%	295,872	7.55%	NA	NA	48.44%	2.52%	4.16%	NA
6f	Management Ownership of Securities of an Issuer	3,440,053	87.82%	181,384	4.63%	295,871	7.55%	NA	NA	48.41%	2.55%	4.16%	NA
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	3,453,467	88.16%	167,970	4.29%	295,871	7.55%	NA	NA	48.60%	2.36%	4.16%	NA
6h	Investing in Securities of Unseasoned Issuers	3,395,770	86.69%	221,780	5.66%	299,758	7.65%	NA	NA	47.78%	3.12%	4.22%	NA
6i	Investing in Warrants	3,422,649	87.37%	198,788	5.07%	295,871	7.55%	NA	NA	48.16%	2.80%	4.16%	NA
6j	Writing or Acquiring Options	3,418,765	87.27%	202,672	5.17%	295,871	7.55%	NA	NA	48.11%	2.85%	4.16%	NA
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	3,492,808	89.16%	117,805	3.01%	306,695	7.83%	NA	NA	49.15%	1.66%	4.32%	NA

25

LWAS/DFA Two-Year Fixed Income Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	3,710,454	87.68%	—	0.00%	521,241	12.32%	50.24%	0.00%	7.06%
5b	Making Loans	3,657,332	86.43%	—	0.00%	574,363	13.57%	49.52%	0.00%	7.78%
5c	Investments in Real Estate	3,707,589	87.61%	—	0.00%	524,106	12.39%	50.20%	0.00%	7.10%
5d	Investments in Commodities	3,715,761	87.81%	—	0.00%	515,934	12.19%	50.32%	0.00%	6.99%
5e	Diversification of Investments	3,736,816	88.31%	—	0.00%	494,879	11.69%	50.60%	0.00%	6.70%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	3,647,642	86.20%	—	0.00%	584,053	13.80%	49.39%	0.00%	7.91%
6b	Purchasing Securities on Margin	3,631,680	85.82%	—	0.00%	600,015	14.18%	49.18%	0.00%	8.12%
6c	Investing in Restricted or Illiquid Securities	3,632,272	85.83%	—	0.00%	599,423	14.17%	49.18%	0.00%	8.12%
6d	Investing for the Purpose of Exercising Control	3,720,365	87.92%	—	0.00%	511,330	12.08%	50.38%	0.00%	6.92%
6e	Investing in Other Investment Companies	3,710,404	87.68%	—	0.00%	521,291	12.32%	50.24%	0.00%	7.06%
6f	Management Ownership of Securities of an Issuer	3,722,986	87.98%	—	0.00%	508,709	12.02%	50.41%	0.00%	6.89%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	3,730,656	88.16%	—	0.00%	501,039	11.84%	50.52%	0.00%	6.78%
6h	Investing in Securities of Unseasoned Issuers	3,680,639	86.98%	—	0.00%	551,056	13.02%	49.84%	0.00%	7.46%
6i	Investing in Warrants	3,705,232	87.56%	—	0.00%	526,463	12.44%	50.17%	0.00%	7.13%
6j	Writing or Acquiring Options	3,713,436	87.75%	—	0.00%	518,259	12.25%	50.28%	0.00%	7.02%
LWAS/DFA Two-Year Government Portfolio
		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	6,012,061	90.26%	505,785	7.59%	142,614	2.14%	48.57%	4.09%	1.15%
5b	Making Loans	6,026,920	90.49%	496,036	7.45%	137,504	2.06%	48.69%	4.01%	1.11%
5c	Investments in Real Estate	6,029,505	90.53%	493,451	7.41%	137,504	2.06%	48.71%	3.99%	1.11%
5d	Investments in Commodities	6,026,460	90.48%	491,387	7.38%	142,613	2.14%	48.68%	3.97%	1.15%
5e	Diversification of Investments	6,423,456	96.44%	88,960	1.34%	148,044	2.22%	51.89%	0.72%	1.20%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	5,962,505	89.52%	549,706	8.25%	148,249	2.23%	48.17%	4.44%	1.20%
6b	Purchasing Securities on Margin	5,968,825	89.62%	542,528	8.15%	149,107	2.24%	48.22%	4.38%	1.20%
6c	Investing in Restricted or Illiquid Securities	5,969,143	89.62%	547,320	8.22%	143,997	2.16%	48.22%	4.42%	1.16%
6d	Investing for the Purpose of Exercising Control	6,017,754	90.35%	489,347	7.35%	153,359	2.30%	48.61%	3.95%	1.24%
6e	Investing in Other Investment Companies	5,979,453	89.78%	537,010	8.06%	143,997	2.16%	48.30%	4.34%	1.16%
6f	Management Ownership of Securities of an Issuer	5,992,179	89.97%	524,284	7.87%	143,997	2.16%	48.41%	4.24%	1.16%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	5,991,652	89.96%	524,810	7.88%	143,998	2.16%	48.40%	4.24%	1.16%
6h	Investing in Securities of Unseasoned Issuers	5,967,144	89.59%	544,208	8.17%	149,108	2.24%	48.21%	4.40%	1.20%
6i	Investing in Warrants	5,976,059	89.72%	535,294	8.04%	149,107	2.24%	48.28%	4.32%	1.20%
6j	Writing or Acquiring Options	5,973,077	89.68%	538,276	8.08%	149,107	2.24%	48.25%	4.35%	1.20%

26

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHART

LWAS/DFA International High Book to Market Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 1999-October 31, 2009

27

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009	U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Master-Feeder Structure

The Portfolio described below, called a “Feeder Fund”, does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a “Master Fund”. The Master Fund, in turn, purchases stocks and/or other securities.

28

International Equity Portfolio Performance Overview

LWAS/DFA International High Book to Market Portfolio

The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 465 stocks in 22 developed countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets.

As a result of the Master Fund’s diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, value stocks outperformed growth stocks in international developed markets. Total returns were 34.92% for the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). The Master Fund’s greater allocation than the Index to value stocks (66% on average vs. 26% in the Index) added approximately 6.7% to the relative performance.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended October 31, 2009
EXPENSE TABLE

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,348.70	0.51%	$3.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.63	0.51%	$2.60

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

31

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$85,519
Receivables:
Investment Securities Sold	59
Prepaid Expenses and Other Assets	10

Total Assets	85,588

LIABILITIES:
Payables:
Fund Shares Redeemed	59
Due to Advisor	1
Accrued Expenses and Other Liabilities	24

Total Liabilities	84

NET ASSETS	$85,504

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,853,630

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.66

Investment in Affiliated Investment Company at Cost	$65,883

NET ASSETS CONSIST OF:
Paid-In Capital	$65,110
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	252
Accumulated Net Realized Gain (Loss)	503
Net Unrealized Foreign Exchange Gain (Loss)	3
Net Unrealized Appreciation (Depreciation)	19,636

NET ASSETS	$85,504

(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $214)	$2,408
Interest	3
Income from Securities Lending	196
Expenses Allocated from Affiliated Investment Company	(180)

Total Investment Income	2,427

Expenses
Administrative Services Fees	7
Accounting & Transfer Agent Fees	14
Shareholder Servicing Fees	141
Filing Fees	24
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	1
Professional Fees	2
Other	2

Total Expenses	206

Net Investment Income (Loss)	2,221

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	504
Futures	(2)
Foreign Currency Transactions	54
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	19,636
Translation of Foreign Currency Denominated Amounts	3

Net Realized and Unrealized Gain (Loss)	20,195

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,416

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,221	$5,051	$5,215
Net Realized Gain (Loss) on:
Investment Securities Sold	504	12,068 †	4,751 †
Futures	(2)	—	—
Foreign Currency Transactions	54	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	19,636	(99,015)†	19,463 †
Translation of Foreign Currency Denominated Amounts	3	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	22,416	(81,896)	29,429

Distributions From:
Net Investment Income	(2,264)	(5,330)	(4,570)
Net Short-Term Gains	—	(1,075)	(1,512)
Net Long-Term Gains	(26,436)	(10,361)	(3,475)

Total Distributions	(28,700)	(16,766)	(9,557)

Capital Share Transactions (1):
Shares Issued	17,247	13,918	12,669
Shares Issued in Lieu of Cash Distributions	25,369	14,298	8,135
Shares Redeemed	(35,147)	(30,474)	(35,421)

Net Increase (Decrease) from Capital Share Transactions	7,469	(2,258)	(14,617)

Total Increase (Decrease) in Net Assets	1,185	(100,920)	5,255
Net Assets
Beginning of Period	84,319	185,239	179,984

End of Period	$85,504	$84,319	$185,239

(1) Shares Issued and Redeemed:
Shares Issued	2,238	875	540
Shares Issued in Lieu of Cash Distributions	3,560	690	359
Shares Redeemed	(4,341)	(1,785)	(1,504)

Net Increase (Decrease) from Shares Issued and Redeemed	1,457	(220)	(605)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$252	$244	$522

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Net Asset Value, Beginning of Period	$11.40	$24.32	$21.89	$17.49	$15.93	$12.55

Income from Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.66	(A)	0.65	(A)	0.61	(A)	0.48	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.14	(11.36)	2.98	5.23	1.87	3.63

Total from Investment Operations	2.39	(10.70)	3.63	5.84	2.35	3.90

Less Distributions
Net Investment Income	(0.27)	(0.70)	(0.58)	(0.63)	(0.43)	(0.51)
Net Realized Gains	(3.86)	(1.52)	(0.62)	(0.81)	(0.36)	(0.01)

Total Distributions	(4.13)	(2.22)	(1.20)	(1.44)	(0.79)	(0.52)

Net Asset Value, End of Period	$9.66	$11.40	$24.32	$21.89	$17.49	$15.93

Total Return	34.92%	(47.99	)%(C)	17.05%	35.40%	15.32%	31.89%

Net Assets, End of Period (thousands)	$85,504	$84,319	$185,239	$179,984	$138,782	$130,397
Ratio of Expenses to Average Net Assets (D)	0.52%	0.47	%(B)	0.46%	0.47%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets	2.99%	3.74	%(B)	2.76%	3.14%	2.88%	1.88%

 See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio (“the Portfolio”) is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At October 31, 2009, the Portfolio owned 1% of the Series.

On November 1, 2008 The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 is listed below (in thousands).

36

	Valuation Inputs

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA International High Book to Market Portfolio	$85,519	—	—	$85,519

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses for the year ended October 31, 2009. At October 31, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $2 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

3.    Other:    The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2009, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. (“LWIF”), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.

37

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the reclassification of foreign currency gains to net investment income for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
LWAS/DFA International High Book to Market Portfolio	$51	$(51)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2007	$6,376	$ 3,987	$10,363
2008	6,405	10,361	16,766
2009	2,267	26,433	28,700

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$760	—	$760

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$65,885	$21,969	$(2,335)	$19,634

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of

38

unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

F. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

At October 31, 2009, two shareholders held approximately 95% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

39

H. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LWAS/DFA International High Book to Market Portfolio and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

41

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DIG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DFAIDG*

1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

	Shares Voted						Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

* Results are for all Portfolios within DFAIDG

LWAS/DFA International High Book to Market Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	4,598,257	89.07%	227,896	4.41%	336,255	6.51%	48.50%	2.40%	3.55%
5b	Making Loans	4,586,811	88.85%	246,873	4.78%	328,724	6.37%	48.37%	2.60%	3.47%
5c	Investments in Real Estate	4,621,475	89.52%	207,644	4.02%	333,289	6.46%	48.74%	2.19%	3.52%
5d	Investments in Commodities	4,629,069	89.67%	200,050	3.88%	333,289	6.46%	48.82%	2.11%	3.52%
5e	Diversification of Investments	4,631,742	89.72%	201,943	3.91%	328,723	6.37%	48.85%	2.13%	3.47%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	4,561,822	88.37%	272,740	5.28%	327,846	6.35%	48.11%	2.88%	3.46%
6b	Purchasing Securities on Margin	4,538,483	87.91%	290,875	5.63%	333,050	6.45%	47.87%	3.07%	3.51%
6c	Investing in Restricted or Illiquid Securities	4,557,342	88.28%	276,581	5.36%	328,485	6.36%	48.06%	2.92%	3.46%
6d	Investing for the Purpose of Exercising Control	4,613,185	89.36%	228,908	4.43%	320,315	6.20%	48.65%	2.41%	3.38%
6e	Investing in Other Investment Companies	4,603,023	89.16%	233,021	4.51%	326,364	6.32%	48.55%	2.46%	3.44%
6f	Management Ownership of Securities of an Issuer	4,621,084	89.51%	219,525	4.25%	321,799	6.23%	48.74%	2.32%	3.39%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	4,637,348	89.83%	203,261	3.94%	321,799	6.23%	48.91%	2.14%	3.39%
6h	Investing in Securities of Unseasoned Issuers	4,529,091	87.73%	302,107	5.85%	331,210	6.42%	47.77%	3.19%	3.49%
6i	Investing in Warrants	4,585,616	88.83%	248,662	4.82%	328,130	6.36%	48.36%	2.62%	3.46%
6j	Writing or Acquiring Options	4,586,803	88.85%	247,476	4.79%	328,129	6.36%	48.37%	2.61%	3.46%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	4,662,591	90.32%	168,676	3.27%	331,141	6.41%	49.17%	1.78%	3.49%

42

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

The U.S. Large Cap Value Series vs.

Russell 1000® Value Index

October 31, 1999-October 31, 2009

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends)

October 31, 1999-October 31, 2009

43

THE DFA INVESTMENT TRUST COMPANY

MANAGEMENT’S DISCUSSION AND ANALYSIS

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 213 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 11.90% for the Series and 4.78% for the Russell 1000® Value Index. The Series benefited from a positive size premium and value premium over the last eight months of the period. Relative to the Index, the Series’ greater exposure to value stocks and composition differences along the value/growth dimension added approximately 4.2% to the relative performance. Differences in sector weights between the Series and Index also contributed to the outperformance. The Master Fund’s larger allocation than the Index to consumer discretionary stocks, due to its strategy of maintaining consistent large cap value exposure, added approximately 3% to relative performance. The Series also benefited from composition differences among the Series’ basket of financial stocks, which added approximately 3.6% to relative performance.

The DFA International Value Series

The International Value Series seeks to capture the returns of international large company value stocks by purchasing shares in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Series held 465 stocks in 22 developed countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Series’ assets.

As a result of the Series’ diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2008, value stocks outperformed growth stocks in international developed markets. Total returns were 35.41% for the Series and 27.83% for the MSCI World ex USA Index (net dividends). The Series’ greater allocation than the Index to value stocks (66% on average vs. 26% in the Index) added approximately 10.4% to the relative performance. The Series and Index held a number of securities in common, but in different weights, due to the different methods for defining size and value and the Series’ exclusion rules. These differences in allocation, and differences in the composition between the Series’ holdings and the Index, also contributed to the Series’ outperformance.

44

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2009

EXPENSE TABLES

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,242.20	0.14%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,350.50	0.25%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

45

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Cap Value Series

Consumer Discretionary	16.7%
Consumer Staples	6.4%
Energy	13.9%
Financials	31.3%
Health Care	5.5%
Industrials	14.7%
Information Technology	3.6%
Materials	3.8%
Telecommunication Services	3.6%
Utilities	0.5%

100.0%

The DFA International Value Series

Consumer Discretionary	13.2%
Consumer Staples	4.9%
Energy	6.0%
Financials	42.8%
Health Care	0.4%
Industrials	10.3%
Information Technology	3.1%
Materials	11.2%
Other	—
Telecommunication Services	6.9%
Utilities	1.2%

100.0%

46

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (93.1%)
Consumer Discretionary — (15.5%)
Carnival Corp.	2,624,598	$76,428,294	1.0%
CBS Corp. Class B	3,870,469	45,555,420	0.6%
Comcast Corp. Class A	11,512,642	166,933,309	2.2%
Comcast Corp. Special Class A	3,396,043	47,612,523	0.6%
#Disney (Walt) Co.	4,577,802	125,294,441	1.7%
*Liberty Media Corp. Entertainment Class A	2,954,309	91,051,803	1.2%
*Liberty Media Corp. Interactive Class A	3,585,265	40,656,905	0.6%
News Corp. Class A	5,810,104	66,932,398	0.9%
Time Warner Cable, Inc.	1,980,956	78,128,905	1.0%
Time Warner, Inc.	6,114,193	184,159,493	2.5%
Other Securities		325,704,783	4.3%

Total Consumer Discretionary		1,248,458,274	16.6%

Consumer Staples — (5.9%)
Archer-Daniels-Midland Co.	1,723,060	51,898,567	0.7%
CVS Caremark Corp.	4,840,631	170,874,274	2.3%
Kraft Foods, Inc.	2,137,904	58,835,118	0.8%
Other Securities		193,282,891	2.5%

Total Consumer Staples		474,890,850	6.3%

Energy — (13.0%)
Anadarko Petroleum Corp.	2,760,568	168,201,408	2.2%
#Chesapeake Energy Corp.	2,647,458	64,862,721	0.9%
ConocoPhillips	5,213,766	261,626,778	3.5%
Marathon Oil Corp.	3,280,335	104,872,310	1.4%
*National-Oilwell, Inc.	1,160,300	47,560,697	0.6%
XTO Energy, Inc.	2,156,495	89,623,932	1.2%
Other Securities		306,390,542	4.1%

Total Energy		1,043,138,388	13.9%

Financials — (29.1%)
Allstate Corp.	2,596,315	76,773,035	1.0%
Bank of America Corp.	16,675,426	243,127,711	3.2%
Bank of New York Mellon Corp.	1,972,678	52,591,595	0.7%
#Capital One Financial Corp.	1,815,684	66,454,034	0.9%
Chubb Corp.	1,669,873	81,022,238	1.1%
Citigroup, Inc.	19,573,191	80,054,351	1.1%
CME Group, Inc.	203,881	61,696,429	0.8%
JPMorgan Chase & Co.	7,983,370	333,465,365	4.4%
#Loews Corp.	2,592,160	85,800,496	1.1%
MetLife, Inc.	4,663,914	158,712,993	2.1%
#Morgan Stanley	3,619,297	116,251,820	1.5%
PNC Financial Services Group, Inc.	1,190,568	58,266,398	0.8%
Prudential Financial, Inc.	1,918,000	86,751,140	1.2%
Travelers Cos., Inc. (The)	3,328,076	165,704,904	2.2%
Unum Group	1,898,589	37,876,851	0.5%
Other Securities		634,916,189	8.5%

Total Financials		2,339,465,549	31.1%

Health Care — (5.1%)
*Thermo Fisher Scientific, Inc.	1,056,245	47,531,025	0.7%
UnitedHealth Group, Inc.	2,406,388	62,445,769	0.8%
*WellPoint, Inc.	2,580,122	120,646,505	1.6%
Other Securities		181,920,544	2.4%

Total Health Care		412,543,843	5.5%

47

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.7%)
Burlington Northern Santa Fe Corp.	1,930,415	$145,398,858	1.9%
#CSX Corp.	2,287,204	96,474,265	1.3%
#FedEx Corp.	599,693	43,591,684	0.6%
General Electric Co.	18,139,800	258,673,548	3.4%
Norfolk Southern Corp.	2,186,220	101,921,576	1.4%
#Northrop Grumman Corp.	1,926,678	96,584,368	1.3%
Union Pacific Corp.	2,835,808	156,366,453	2.1%
Other Securities		203,214,199	2.7%

Total Industrials		1,102,224,951	14.7%

Information Technology — (3.3%)
*Computer Sciences Corp.	946,932	48,018,922	0.7%
Other Securities		219,566,373	2.9%

Total Information Technology		267,585,295	3.6%

Materials — (3.6%)
#Alcoa, Inc.	4,317,440	53,622,605	0.7%
#Dow Chemical Co.	3,993,594	93,769,587	1.3%
#International Paper Co.	1,909,245	42,595,256	0.6%
#Weyerhaeuser Co.	1,105,551	40,175,723	0.5%
Other Securities		54,072,078	0.7%

Total Materials		284,235,249	3.8%

Telecommunication Services — (3.4%)
#AT&T, Inc.	8,438,300	216,611,161	2.9%
Other Securities		52,619,682	0.7%

Total Telecommunication Services		269,230,843	3.6%

Utilities — (0.5%)
Other Securities		39,398,283	0.5%

TOTAL COMMON STOCKS		7,481,171,525	99.6%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $39,850,000 FNMA 6.50%, 6/25/39, valued at $42,888,563) to be repurchased at $42,250,669	$42,250	42,250,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.4%)
§@DFA Short Term Investment Fund LP	512,733,772	512,733,772	6.8%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $3,853,074 FHLMC 5.793%(r), 01/01/37 & 5.945%(r), 07/01/37, valued at $2,684,003) to be repurchased at $2,605,845	$2,606	2,605,828	0.1%

TOTAL SECURITIES LENDING COLLATERAL		515,339,600	6.9%

TOTAL INVESTMENTS — (100.0%) (Cost $6,877,390,667)		$8,038,761,125	107.1%

48

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,248,458,274	—	—	$1,248,458,274
Consumer Staples	474,890,850	—	—	474,890,850
Energy	1,043,138,388	—	—	1,043,138,388
Financials	2,339,465,549	—	—	2,339,465,549
Health Care	412,543,843	—	—	412,543,843
Industrials	1,102,224,951	—	—	1,102,224,951
Information Technology	267,585,295	—	—	267,585,295
Materials	284,235,249	—	—	284,235,249
Telecommunication Services	269,230,843	—	—	269,230,843
Utilities	39,398,283	—	—	39,398,283
Temporary Cash Investments	—	$42,250,000	—	42,250,000
Securities Lending Collateral	—	515,339,600	—	515,339,600

TOTAL	$7,481,171,525	$557,589,600	—	$8,038,761,125

See accompanying Notes to Financial Statements.

49

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.2%)
AUSTRALIA — (4.5%)
Australia & New Zealand Banking Group, Ltd.	3,343,351	$68,191,374	1.1%
National Australia Bank, Ltd.	2,465,437	65,140,887	1.0%
Wesfarmers, Ltd.	1,898,047	47,362,464	0.8%
Other Securities		141,329,082	2.3%

TOTAL AUSTRALIA		322,023,807	5.2%

AUSTRIA — (0.5%)
Other Securities		34,182,743	0.6%

BELGIUM — (0.5%)
Other Securities		38,019,953	0.6%

CANADA — (7.6%)
EnCana Corp.	671,498	37,234,767	0.6%
#Manulife Financial Corp.	2,074,478	38,918,630	0.6%
*Teck Resources, Ltd. Class B	1,418,230	41,168,712	0.7%
#Thomson Reuters Corp.	1,832,184	58,281,755	0.9%
#Toronto Dominion Bank	944,998	53,867,637	0.9%
Other Securities		318,836,929	5.2%

TOTAL CANADA		548,308,430	8.9%

DENMARK — (1.1%)
Other Securities		77,023,723	1.2%

FINLAND — (0.6%)
Other Securities		40,451,320	0.7%

FRANCE — (8.3%)
#AXA SA	2,818,397	70,093,978	1.1%
BNP Paribas SA	913,891	68,847,185	1.1%
#Compagnie de Saint-Gobain SA	846,142	41,232,265	0.7%
#Lafarge SA	467,217	37,923,901	0.6%
#Societe Generale Paris SA	913,312	60,662,002	1.0%
Vivendi SA	2,686,677	74,534,678	1.2%
Other Securities		244,803,391	4.0%

TOTAL FRANCE		598,097,400	9.7%

GERMANY — (7.4%)
Allianz SE	442,712	50,712,808	0.8%
#Bayerische Motoren Werke AG	915,762	44,797,554	0.7%
#Daimler AG	1,684,003	81,364,327	1.3%
#Deutsche Bank AG	774,190	56,245,973	0.9%
#Deutsche Telekom AG	2,621,866	35,693,819	0.6%
Deutsche Telekom AG Sponsored ADR	2,809,150	38,035,891	0.6%
Munchener Rueckversicherungs-Gesellschaft AG	388,934	61,534,351	1.0%
Other Securities		167,080,419	2.7%

TOTAL GERMANY		535,465,142	8.6%

GREECE — (0.3%)
Other Securities		19,019,902	0.3%

HONG KONG — (2.7%)
Cheung Kong Holdings, Ltd.	3,224,000	41,120,708	0.7%
Hutchison Whampoa, Ltd.	5,568,000	39,081,157	0.6%
Other Securities		117,731,620	1.9%

TOTAL HONG KONG		197,933,485	3.2%

50

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.0%)
Other Securities		$57,893	0.0%

ITALY — (2.9%)
#*Intesa Sanpaolo SpA	11,201,860	47,142,793	0.8%
*UniCredito SpA	19,413,366	65,038,767	1.0%
Other Securities		98,411,874	1.6%

TOTAL ITALY		210,593,434	3.4%

JAPAN — (11.7%)
FUJIFILM Holdings Corp.	1,257,700	35,755,504	0.6%
*Nissan Motor Co., Ltd.	4,991,500	36,119,215	0.6%
Sony Corp. Sponsored ADR	1,725,386	50,709,095	0.8%
Other Securities		726,760,636	11.7%

TOTAL JAPAN		849,344,450	13.7%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	82,806,981	1.3%
*ING Groep NV	3,093,625	40,259,293	0.7%
Philips Electronics NV	3,072,622	77,186,781	1.2%
Other Securities		69,089,143	1.1%

TOTAL NETHERLANDS		269,342,198	4.3%

NEW ZEALAND — (0.1%)
Other Securities		8,185,686	0.1%

NORWAY — (1.0%)
Other Securities		75,691,447	1.2%

PORTUGAL — (0.2%)
Other Securities		13,072,321	0.2%

SINGAPORE — (1.6%)
DBS Group Holdings, Ltd.	4,164,750	38,138,997	0.6%
Other Securities		78,569,480	1.3%

TOTAL SINGAPORE		116,708,477	1.9%

SPAIN — (4.7%)
Banco Santander SA	5,654,108	90,987,342	1.5%
Banco Santander SA Sponsored ADR	5,549,048	89,117,711	1.4%
#Repsol YPF SA Sponsored ADR	1,332,613	35,447,506	0.6%
Other Securities		120,997,642	1.9%

TOTAL SPAIN		336,550,201	5.4%

SWEDEN — (2.9%)
#Nordea Bank AB	6,583,962	70,668,421	1.2%
Other Securities		138,442,067	2.2%

TOTAL SWEDEN		209,110,488	3.4%

SWITZERLAND — (6.3%)
Credit Suisse Group AG	1,755,349	93,836,004	1.5%
#Credit Suisse Group AG Sponsored ADR	840,377	44,792,094	0.7%
#*Holcim, Ltd.	650,248	41,384,888	0.7%
*UBS AG	3,481,616	58,055,052	1.0%
Zurich Financial Services AG	322,012	73,738,360	1.2%
Other Securities		144,088,911	2.3%

TOTAL SWITZERLAND		455,895,309	7.4%

51

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (16.6%)
*Anglo American P.L.C.	1,329,421	$48,102,581	0.8%
Aviva P.L.C.	7,396,866	46,253,871	0.7%
#*Barclays P.L.C. Sponsored ADR	2,451,654	51,239,569	0.8%
#HSBC Holdings P.L.C. Sponsored ADR	3,278,400	181,590,576	2.9%
Kingfisher P.L.C.	9,743,172	35,612,473	0.6%
#Royal Dutch Shell P.L.C. ADR	2,252,783	131,021,859	2.1%
Vodafone Group P.L.C.	34,976,333	77,082,062	1.2%
#Vodafone Group P.L.C. Sponsored ADR	7,395,974	164,116,663	2.7%
*Xstrata P.L.C.	3,245,577	46,747,872	0.8%
Other Securities		419,126,814	6.8%

TOTAL UNITED KINGDOM		1,200,894,340	19.4%

TOTAL COMMON STOCKS		6,155,972,149	99.4%

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
Other Securities		41,059	0.0%

ITALY — (0.0%)
Other Securities		76,976	0.0%

TOTAL RIGHTS/WARRANTS		118,035	0.0%

	Shares/ Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $13,010,000 FNMA 6.50%, 06/25/39, valued at $14,002,013) to be repurchased at $13,790,218	$13,790	13,790,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund LP	1,055,086,714	1,055,086,714	17.1%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,212,860) to be repurchased at $1,189,085	$1,189	1,189,078	0.0%

TOTAL SECURITIES LENDING COLLATERAL		1,056,275,792	17.1%

TOTAL INVESTMENTS — (100.0%) (Cost $5,830,288,347)		$7,226,155,976	116.7%

52

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,073,789	$319,950,018	—	$322,023,807
Austria	—	34,182,743	—	34,182,743
Belgium	3,586,620	34,433,333	—	38,019,953
Canada	548,308,430	—	—	548,308,430
Denmark	—	77,023,723	—	77,023,723
Finland	1,516,659	38,934,661	—	40,451,320
France	3,494,320	594,603,080	—	598,097,400
Germany	98,912,195	436,552,947	—	535,465,142
Greece	4,501,802	14,518,100	—	19,019,902
Hong Kong	—	197,933,485	—	197,933,485
Ireland	57,893	—	—	57,893
Italy	29,729,570	180,863,864	—	210,593,434
Japan	56,497,996	792,846,454	—	849,344,450
Malaysia	—	—	—	—
Netherlands	10,297,313	259,044,885	—	269,342,198
New Zealand	—	8,185,686	—	8,185,686
Norway	401,330	75,290,117	—	75,691,447
Portugal	—	13,072,321	—	13,072,321
Singapore	—	116,708,477	—	116,708,477
Spain	131,434,682	205,115,519	—	336,550,201
Sweden	7,351,053	201,759,435	—	209,110,488
Switzerland	46,226,255	409,669,054	—	455,895,309
United Kingdom	564,527,406	636,366,934	—	1,200,894,340
Rights/Warrants
Germany	—	41,059	—	41,059
Italy	76,976	—	—	76,976
Temporary Cash Investments	—	13,790,000	—	13,790,000
Securities Lending Collateral	—	1,056,275,792	—	1,056,275,792

TOTAL	$1,508,994,289	$5,717,161,687	—	$7,226,155,976

See accompanying Notes to Financial Statements.

53

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $470,665 and $1,004,314 of securities on loan, respectively)	$7,481,171	$6,156,090
Temporary Cash Investments at Value & Cost	42,250	13,790
Collateral Received from Securities on Loan at Value & Cost	515,340	1,056,276
Foreign Currencies at Value	—	19,131
Cash	1	16
Receivables:
Investment Securities Sold	1,660	10,656
Dividends, Interest and Tax Reclaims	7,943	10,784
Securities Lending Income	700	444
Fund Shares Sold	365	724
Unrealized Gain on Foreign Currency Contracts	—	19

Total Assets	8,049,430	7,267,930

LIABILITIES:
Payables:
Upon Return of Securities Loaned	515,340	1,056,276
Investment Securities Purchased	22,419	14,723
Fund Shares Redeemed	2,242	3,518
Due to Advisor	659	1,084
Accrued Expenses and Other Liabilities	370	365

Total Liabilities	541,030	1,075,966

NET ASSETS	$7,508,400	$6,191,964

Investments at Cost	$6,319,801	$4,760,222

Foreign Currencies at Cost	$ —	$ 19,163

See accompanying Notes to Financial Statements.

54

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20 and $14,384 respectively)	$150,233	$160,091
Interest	170	197
Income from Securities Lending	13,048	13,032

Total Investment Income	163,451	173,320

Expenses
Investment Advisory Services Fees	6,414	9,991
Accounting & Transfer Agent Fees	695	549
Custodian Fees	73	688
Shareholders’ Reports	66	49
Directors’/Trustees’ Fees & Expenses	120	78
Professional Fees	301	221
Other	702	574

Total Expenses	8,371	12,150

Net Investment Income (Loss)	155,080	161,170

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(122,113)	63,984
Futures	7,204	(1,125)
Foreign Currency Transactions	—	3,828
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,161,370	1,395,836
Futures	(29)	—
Translation of Foreign Currency Denominated Amounts	—	240

Net Realized and Unrealized Gain (Loss)	1,046,432	1,462,763

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,201,512	$1,623,933

See accompanying Notes to Financial Statements.

55

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series			The DFA International Value Series
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$155,080	$166,016	$146,991	$161,170	$304,387	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	(122,113)	(422,637)	(118,412)	63,984	137,811	654,522
Futures	7,204	(1,861)	—	(1,125)	(1,153)	—
Foreign Currency Transactions	—	—	—	3,828	(4,593)	2,498
In-Kind Redemptions	—	52,271 *	—	—	103,024 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,161,370	(3,601,292)	(150,559)	1,395,836	(5,026,911)	403,307
Futures	(29)	29	—	—	19	—
Translation of Foreign Currency Denominated Amounts	—	—	—	240	(76)	(180)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,201,512	(3,807,474)	(121,980)	1,623,933	(4,487,492)	1,334,760

Transactions in Interest:
Contributions	734,173	1,370,762 †	1,783,358 †	449,410	927,878 †	1,731,698	†
Withdrawals	(1,166,648)	(983,247)*†	(368,362)†	(581,716)	(1,378,770)*†	(884,989	)†

Net Increase (Decrease) from Transactions in Interest	(432,475)	387,515	1,414,996	(132,306)	(450,892)	846,709

Total Increase (Decrease) in Net Assets	769,037	(3,419,959)	1,293,016	1,491,627	(4,938,384)	2,181,469
Net Assets
Beginning of Period	6,739,363	10,159,322	8,866,306	4,700,337	9,638,721	7,457,252

End of Period	$7,508,400	$6,739,363	$10,159,322	$6,191,964	$4,700,337	$9,638,721

*	See Note K in the Notes to Financial Statements.
†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

56

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†							The DFA International Value Series†

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

Total Return	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913	$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	29%	19	%(C)	9%	13%	9%	7%	18%	16	%(C)	16%	8%	10%	15%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

57

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve investment portfolios, of which two (the “Series”) are presented in this report.

Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the “International Series”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value

58

prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses for the year ended October 31, 2009.

59

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Trustees have requested distribution of proceeds.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the year ended October 31, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2009, the total related amounts paid by the Trust to the CCO were $98 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$183
The DFA International Value Series	143

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,964,487	$1,887,094
The DFA International Value Series	1,071,984	935,775

There were no purchases or sales of long-term U.S. government securities.

60

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$6,877,391	$1,296,505	$(135,135)	$1,161,370
The DFA International Value Series	5,830,471	1,458,762	(63,077)	1,395,685

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

61

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related

62

to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Series had no outstanding futures contracts.

The following is a summary of the Series’ location of realized and change in unrealized gains and losses on the Series’ Statements of Operations for the Series’ derivative instrument holdings through the year ended October 31, 2009 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss) on Derivatives Recognized in Income

Equity Contracts
The U.S. Large Cap Value Series*	$ 7,204
The DFA International Value Series*	(1,125)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity Contracts
The U.S. Large Cap Value Series*	$(29)

*As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the  Series had limited activity in these transactions.

H. Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

63

For the year ended October 31, 2009, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	1.90%	$11,126	5	$3	$31,000

There were no outstanding borrowings by the Series under this line of credit as of October 31, 2009.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.95%	$8,517	11	$2	$18,062

There were no outstanding borrowings by the Series under this line of credit as of October 31, 2009.

I. Securities Lending:

As of October 31, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series’ investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

64

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

In accordance with guidelines described in the Series’ prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, The U.S. Large Cap Value Series and The DFA International Value Series realized $52,271 and $103,024 (in thousands) of net gain.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

65

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and

Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

66

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and June 5, 2009, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 1: Election of Trustees for DFAITC*
1a	David G. Booth	2,166,359,402	96.50%	—	0.00%	78,661,259	3.50%	95.78%	0.00%	3.48%
1b	George M. Constantinides	2,169,219,982	96.62%	—	0.00%	75,800,679	3.38%	95.90%	0.00%	3.35%
1c	John P. Gould	2,168,577,186	96.59%	—	0.00%	76,443,476	3.41%	95.88%	0.00%	3.38%
1d	Roger G. Ibbotson	2,169,778,365	96.65%	—	0.00%	75,242,297	3.35%	95.93%	0.00%	3.33%
1e	Robert C. Merton	2,170,124,638	96.66%	—	0.00%	74,896,023	3.34%	95.94%	0.00%	3.31%
1f	Myron S. Scholes	2,169,439,189	96.63%	—	0.00%	75,581,473	3.37%	95.91%	0.00%	3.34%
1g	Eduardo A. Repetto	2,167,010,793	96.53%	—	0.00%	78,009,868	3.47%	95.81%	0.00%	3.45%
1h	Abbie J. Smith	2,169,626,842	96.64%	—	0.00%	75,393,820	3.36%	95.92%	0.00%	3.33%

	Shares Voted								Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 4: Approval of an Amended and Restated Agreement and Declaration of Trust for DFAITC*	2,076,877,329	92.43%	36,623,148	1.63%	133,356,326	5.94%	NA	NA	91.82%	1.62%	5.90%

* Results are for all Series within DFAITC

The U.S. Large Cap Value Series

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	450,089,477	90.34%	13,835,372	2.78%	34,296,468	6.88%	90.12%	2.77%	6.87%
5b	Making Loans	446,508,610	89.62%	17,323,887	3.48%	34,388,819	6.90%	89.41%	3.47%	6.89%
5c	Investments in Real Estate	449,117,076	90.14%	14,867,126	2.98%	34,237,115	6.87%	89.93%	2.98%	6.86%
5d	Investments in Commodities	445,240,298	89.37%	18,945,498	3.80%	34,035,520	6.83%	89.15%	3.79%	6.82%
5e	Diversification of Investments	450,429,968	90.41%	13,968,473	2.80%	33,822,876	6.79%	90.19%	2.80%	6.77%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	442,477,364	88.81%	21,095,580	4.23%	34,648,372	6.95%	88.60%	4.22%	6.94%
6b	Purchasing Securities on Margin	442,025,675	88.72%	21,654,237	4.35%	34,541,405	6.93%	88.51%	4.34%	6.92%
6c	Investing in Restricted or Illiquid Securities	441,905,416	88.70%	21,661,567	4.35%	34,654,334	6.96%	88.48%	4.34%	6.94%
6d	Investing for the Purpose of Exercising Control	446,950,234	89.71%	16,844,128	3.38%	34,426,955	6.91%	89.49%	3.37%	6.89%
6e	Investing in Other Investment Companies	446,376,678	89.59%	17,480,520	3.51%	34,364,119	6.90%	89.38%	3.50%	6.88%
6f	Management Ownership of Securities of an Issuer	446,904,545	89.70%	16,712,196	3.35%	34,604,577	6.95%	89.49%	3.35%	6.93%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	445,817,286	89.48%	18,271,331	3.67%	34,132,700	6.85%	89.27%	3.66%	6.83%
6h	Investing in Securities of Unseasoned Issuers	445,230,922	89.36%	18,304,705	3.67%	34,685,690	6.96%	89.15%	3.67%	6.95%
6i	Investing in Warrants	446,950,388	89.71%	16,531,063	3.32%	34,739,866	6.97%	89.49%	3.31%	6.96%
6j	Writing or Acquiring Options	446,696,672	89.66%	16,985,456	3.41%	34,539,189	6.93%	89.44%	3.40%	6.92%

67

The DFA International Value Series

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	349,117,663	88.20%	30,044,848	7.59%	16,661,166	4.21%	86.14%	7.41%	4.11%
5b	Making Loans	348,947,065	88.16%	29,971,477	7.57%	16,905,135	4.27%	86.10%	7.40%	4.17%
5c	Investments in Real Estate	351,165,048	88.72%	28,070,820	7.09%	16,587,809	4.19%	86.65%	6.93%	4.09%
5d	Investments in Commodities	347,839,401	87.88%	31,372,412	7.93%	16,611,864	4.20%	85.82%	7.74%	4.10%
5e	Diversification of Investments	351,038,355	88.69%	28,302,302	7.15%	16,483,020	4.16%	86.61%	6.98%	4.07%
6	To approve the elimination of certain fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	346,783,275	87.61%	32,195,687	8.13%	16,844,715	4.26%	85.56%	7.94%	4.16%
6b	Purchasing Securities on Margin	346,279,680	87.48%	32,728,442	8.27%	16,815,555	4.25%	85.44%	8.08%	4.15%
6c	Investing in Restricted or Illiquid Securities	346,650,940	87.58%	32,506,501	8.21%	16,666,236	4.21%	85.53%	8.02%	4.11%
6d	Investing for the Purpose of Exercising Control	349,242,494	88.23%	29,958,913	7.57%	16,621,270	4.20%	86.17%	7.39%	4.10%
6e	Investing in Other Investment Companies	349,373,590	88.26%	29,787,506	7.53%	16,662,582	4.21%	86.20%	7.35%	4.11%
6f	Management Ownership of Securities of an Issuer	349,991,995	88.42%	28,988,874	7.32%	16,842,809	4.26%	86.36%	7.15%	4.16%
6g	Investing in Oil, Gas, or other Mineral Exploration, Leases or Development Programs	348,999,679	88.17%	30,314,009	7.66%	16,509,990	4.17%	86.11%	7.48%	4.07%
6h	Investing in Securities of Unseasoned Issuers	349,376,398	88.27%	29,792,320	7.53%	16,653,959	4.21%	86.20%	7.35%	4.11%
6i	Investing in Warrants	349,983,930	88.42%	29,092,914	7.35%	16,745,833	4.23%	86.35%	7.18%	4.13%
6j	Writing or Acquiring Options	349,310,900	88.25%	29,764,139	7.52%	16,747,638	4.23%	86.19%	7.34%	4.13%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	355,560,358	89.83%	17,051,279	4.31%	23,212,041	5.86%	87.73%	4.21%	5.73%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	355,594,969	89.84%	16,996,602	4.29%	23,232,105	5.87%	87.74%	4.19%	5.73%

68

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

69

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies

Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

70

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth

Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.

6300 Bee Cave Road,

Building One

Austin, Texas 78746

Age: 62

	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto

Director, Chief Investment Officer and Vice President of DFAIDG, DIG and DEM.

Trustee, Chief Investment Officer and Vice President of DFAITC

6300 Bee Cave Road,

Building One

Austin, TX 78746

Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies

Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

71

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008

Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

72

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009

Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007

Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003

Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

73

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009

Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

74

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

75

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

76

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

77

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short-Term Capital Gain(7)
LWAS/DFA U.S. High Book to Market Portfolio	100%	—	—	100%	100%	100%	—	—	—	100%	100%
LWAS/DFA Two-Year Fixed Income Portfolio	100%	—	—	100%	—	—	26%	—	—	100%	—
LWAS/DFA Two-Year Government Portfolio	100%	—	—	100%	—	—	100%	—	—	100%	—
DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio	7%	—	93%	100%	100%	100%	—	7%	113%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied for LWAS/DFA Two-Year Fixed Income Portfolio to permit exemption of these amounts from state income for this fund.

(4)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e. the sum of short-term capital gain and net investment income) distributions made during the period.

(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

78

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

Emerging Markets Social Core Equity Portfolio

Annual Report

Year Ended October 31, 2009

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2009.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

U.S. Social Core Equity 2 Portfolio vs.

Russell 3000® Index

October 1, 2007-October 31, 2009

Emerging Markets Social Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

August 31, 2006-October 31, 2009

2

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2009

The year ending October 31, 2009, was among the most volatile periods in U.S. market history. Broad market returns were positive with stocks represented by the mid cap index outperforming those within both small cap and large cap indexes and stocks represented by the growth index outperforming those represented by the value index. Investors moving out of stocks, beginning in late 2008 and extending into early 2009, contributed to high volatility and negative returns over that period. Markets turned sharply higher in March, and the size and value premiums both turned positive over the eight months ending October 2009. Although the large cap index outperformed the small cap index, and the growth index outperformed the value index, returns within the broader market (Russell 3000® Index) demonstrate that there was a positive small size premium and a positive value premium. This counterintuitive result occurred because the stock markets were characterized by extreme volatility, and the indexes, which are reconstituted annually, were not able to rebalance during the course of the year to maintain their intended asset class exposure. Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio’s holdings. Size is measured by market capitalization, and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 12 months ended October 31, 2009, the total return of the Russell Microcap® Index was 5.06%, the Russell 2000® Index was 6.46%, the CRSP 6-10 Index was 20.94%, and the MSCI US Small Cap 1750 Index was 14.11%. Large cap growth stocks outperformed large cap value stocks, as measured by the Russell 1000® Growth Index and Russell 1000® Value Index. Small cap growth stocks outperformed small cap value stocks, by a lesser amount than in large caps, as measured by the Russell 2000® Growth Index and Russell 2000® Value Index.

Total Return for 12 Months Ended October 31, 2009

Russell 2000® Index (small cap companies)	6.46%
Russell Midcap® Index (mid cap companies)	18.74%
Russell 1000® Index (large cap companies)	11.19%
Russell 3000® Value Index	4.55%
Russell 3000® Growth Index	17.04%

Further dividing the large, mid, and small cap market segments by value and growth characteristics shows more detail in the performance differences over the period.

Total Return for 12 Months Ended October 31, 2009

Russell 1000® Value Index (large cap value companies)	4.78%
Russell 1000® Growth Index (large cap growth companies)	17.50%
Russell Midcap® Value Index (mid cap value companies)	14.52%
Russell Midcap® Growth Index (mid cap growth companies)	22.48%
Russell 2500™ Value Index (small/mid cap value companies)	8.56%
Russell 2500™ Growth Index (small/mid cap growth companies)	18.20%
Russell 2000® Value Index (small cap value companies)	1.95%
Russell 2000® Growth Index (small cap growth companies)	11.34%

Source: Russell data copyright © Russell Investment Group 1995-2009, all rights reserved.

3

Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2009 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors (the “Advisor”) generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

U.S. Social Core Equity 2 Portfolio

The U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. market as a whole. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,157 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 9.49% for the Portfolio and 10.83% for the Russell 3000® Index. Relative to the Index, the Portfolio benefited from its greater small cap and value allocations and a positive size premium and value premium over the last eight months of the period. The Portfolio’s exposure to value stocks (on average 21% more than the Index) added approximately 1.4% to the relative return. The Portfolio’s greater exposure to small cap stocks also had a positive impact. The Portfolio’s increased exposure to the poorly performing financials sector, resulting from a greater allocation than the Index to deep value and small cap companies, detracted approximately 1.4% from the relative return.

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%

4

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI	indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Gains in emerging markets were better, on average, than in developed markets, although results varied widely among the individual emerging markets countries. For the 12-month period, returns in U.S. dollars were 64.13% for the MSCI Emerging Markets Index (net dividends) and 27.83% for the MSCI World ex USA Index (net dividends).

12 Months Ended October 31, 2009

Country	U.S. Dollar Return
Argentina	53.21%
Brazil	91.55%
Chile	61.68%
China	82.16%
Czech Republic	26.83%
Hungary	63.54%
India	77.12%
Indonesia	127.39%
Israel	31.43%
Malaysia	56.99%
Mexico	39.79%
Philippines	50.71%
Poland	23.09%
South Africa	61.69%
South Korea	56.17%
Taiwan	48.86%
Thailand	78.58%
Turkey	68.21%

5

Source:Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Emerging Markets Social Core Equity Portfolio

The Emerging Markets Social Core Equity Portfolio seeks to capture the returns of the broad universe of emerging markets stocks, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to stocks in emerging market countries, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,719 stocks in 18 emerging countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 69.84% for the Emerging Markets Social Core Equity Portfolio and 64.13% for the MSCI Emerging Markets Index (net dividends). Relative to the Index, the Portfolio’s outperformance was primarily due to strong tilts towards small cap and value stocks. On average, value stocks constituted 37% of the Portfolio as compared to 19% for the Index. Small cap stocks, 23% of the Portfolio on average compared to 3% of the Index, also added to relative performance. Composition differences in the Portfolio’s holdings relative to the Index also had a positive impact on the relative performance.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES	Six Months Ended October 31, 2009

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,191.00	0.39%	$2.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,434.00	0.68%	$4.17
Hypothetical 5% Annual Return	$1,000.00	$1,021.78	0.68%	$3.47

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http:// www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

U.S. Social Core Equity 2 Portfolio
Consumer Discretionary	16.5%
Consumer Staples	6.2%
Energy	13.4%
Financials	19.9%
Health Care	4.1%
Industrials	12.4%
Information Technology	16.0%
Materials	5.3%
Telecommunication Services	3.3%
Utilities	2.9%

100.0%

Emerging Markets Social Core Equity Portfolio
Consumer Discretionary	9.5%
Consumer Staples	6.5%
Energy	7.0%
Financials	25.8%
Health Care	0.2%
Industrials	11.2%
Information Technology	11.0%
Materials	18.8%
Other	—
Telecommunication Services	6.0%
Utilities	4.0%

100.0%

8

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.8%)
Consumer Discretionary — (13.0%)
#Disney(Walt) Co.	25,400	$695,198	0.9%
#HomeDepot, Inc.	8,700	218,283	0.3%
*LibertyMedia Corp. Entertainment Class A	9,100	280,462	0.4%
Macy’s, Inc.	13,100	230,167	0.3%
News Corp. Class A	30,269	348,699	0.4%
Target Corp.	4,500	217,935	0.3%
Time Warner Cable, Inc.	5,428	214,080	0.3%
Time Warner, Inc.	20,000	602,400	0.8%
Other Securities		9,790,043	12.7%

Total Consumer Discretionary		12,597,267	16.4%

Consumer Staples — (4.9%)
CVS Caremark Corp.	24,600	868,380	1.1%
#KraftFoods, Inc.	20,400	561,408	0.8%
Procter & Gamble Co.	5,330	309,140	0.4%
Walgreen Co.	5,900	223,197	0.3%
Other Securities		2,772,303	3.6%

Total Consumer Staples		4,734,428	6.2%

Energy — (10.5%)
Anadarko Petroleum Corp.	3,400	207,162	0.3%
Apache Corp.	3,500	329,420	0.4%
Chevron Corp.	18,972	1,452,117	1.9%
ConocoPhillips	16,250	815,425	1.1%
EOG Resources, Inc.	2,736	223,422	0.3%
Exxon Mobil Corp.	8,013	574,292	0.8%
Marathon Oil Corp.	7,700	246,169	0.3%
Occidental Petroleum Corp.	4,200	318,696	0.4%
XTO Energy, Inc.	6,375	264,945	0.3%
Other Securities		5,776,731	7.5%

Total Energy		10,208,379	13.3%

Financials — (15.6%)
Bank of America Corp.	60,647	884,233	1.2%
Bank of New York Mellon Corp.	11,600	309,256	0.4%
#BB&TCorp.	9,500	227,145	0.3%
CME Group, Inc.	800	242,088	0.3%
Goldman Sachs Group, Inc.	5,300	901,901	1.2%
JPMorgan Chase & Co.	54,108	2,260,091	2.9%
#M&TBank Corp.	3,500	219,975	0.3%
Morgan Stanley	12,900	414,348	0.5%
PNC Financial Services Group, Inc.	7,100	347,474	0.5%
Prudential Financial, Inc.	4,600	208,058	0.3%
Travelers Cos., Inc. (The)	5,400	268,866	0.3%
Unum Group	11,100	221,445	0.3%
Wells Fargo & Co.	22,174	610,228	0.8%
Other Securities		8,058,177	10.5%

Total Financials		15,173,285	19.8%

Health Care — (3.3%)
*ThermoFisher Scientific, Inc.	7,286	327,870	0.4%
Other Securities		2,844,252	3.7%

Total Health Care		3,172,122	4.1%

Industrials — (9.8%)
Burlington Northern Santa Fe Corp.	4,150	312,578	0.4%

9

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
CSX Corp.	6,600	$278,388	0.4%
FedEx Corp.	4,488	326,233	0.4%
General Electric Co.	17,200	245,272	0.3%
Norfolk Southern Corp.	6,600	307,692	0.4%
Union Pacific Corp.	6,294	347,051	0.5%
Other Securities		7,681,003	10.0%

Total Industrials		9,498,217	12.4%

Information Technology — (12.6%)
*Apple,Inc.	1,800	339,300	0.4%
*CiscoSystems, Inc.	14,200	324,470	0.4%
*Google,Inc.	400	214,448	0.3%
Hewlett-Packard Co.	6,800	322,728	0.4%
Intel Corp.	14,600	279,006	0.4%
International Business Machines Corp.	2,900	349,769	0.4%
Other Securities		10,414,896	13.6%

Total Information Technology		12,244,617	15.9%

Materials — (4.2%)
Other Securities		4,020,484	5.2%

Telecommunication Services — (2.6%)
AT&T, Inc.	24,555	630,327	0.8%
Verizon Communications, Inc.	39,100	1,156,969	1.5%
Other Securities		766,190	1.0%

Total Telecommunication Services		2,553,486	3.3%

Utilities — (2.3%)
*PublicService Enterprise Group, Inc.	7,901	235,450	0.3%
Other Securities		1,964,934	2.6%

Total Utilities		2,200,384	2.9%

TOTAL COMMON STOCKS		76,402,669	99.5%

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	620,628	620,628	0.8%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (20.6%)
§@DFA Short Term Investment Fund LP	19,887,025	19,887,025	25.9%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $116,127 FNMA 7.000%, 10/01/38, valued at $104,102) to be repurchased at $101,071	$101	101,070	0.1%

TOTAL SECURITIES LENDING COLLATERAL		19,988,095	26.0%

TOTAL INVESTMENTS — (100.0%) (Cost $103,832,562)		$97,011,392	126.3%

10

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,597,267	—	—	$12,597,267
Consumer Staples	4,734,428	—	—	4,734,428
Energy	10,208,379	—	—	10,208,379
Financials	15,173,285	—	—	15,173,285
Health Care	3,172,122	—	—	3,172,122
Industrials	9,498,217	—	—	9,498,217
Information Technology	12,244,617	—	—	12,244,617
Materials	4,020,484	—	—	4,020,484
Telecommunication Services	2,553,486	—	—	2,553,486
Utilities	2,200,384	—	—	2,200,384
Temporary Cash Investments	620,628	—	—	620,628
Securities Lending Collateral	—	$19,988,095	—	19,988,095

TOTAL	$77,023,297	$19,988,095	—	$97,011,392

See accompanying Notes to Financial Statements.

11

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.5%)
BRAZIL — (8.0%)
Cia Vale do Rio Doce	176,600	$4,501,534	1.0%
#ItauUnibanco Holding SA ADR	349,670	6,692,684	1.4%
Petroleo Brasileiro SA ADR (71654V101)	146,315	5,870,158	1.3%
Petroleo Brasileiro SA ADR (71654V408)	106,230	4,909,951	1.0%
Other Securities		17,815,581	3.9%

TOTAL BRAZIL		39,789,908	8.6%

CHILE — (2.0%)
Other Securities		10,023,836	2.2%

CHINA — (11.5%)
Bank of China, Ltd.	3,845,000	2,210,971	0.5%
#*Byd Co., Ltd.	159,000	1,457,703	0.3%
China Construction Bank Corp.	4,274,000	3,684,751	0.8%
#ChinaLife Insurance Co., Ltd. ADR	36,543	2,507,215	0.6%
China Mobile, Ltd. Sponsored ADR	65,301	3,051,516	0.7%
China Unicom Hong Kong, Ltd. ADR	114,955	1,454,181	0.3%
#CNOOC,Ltd. ADR	11,400	1,697,916	0.4%
*Industrial& Commercial Bank of China, Ltd.	4,186,000	3,330,444	0.7%
Ping An Insurance (Group) Co. of China, Ltd.	162,500	1,423,107	0.3%
Tencent Holdings, Ltd.	78,000	1,358,181	0.3%
Other Securities		34,748,039	7.5%

TOTAL CHINA		56,924,024	12.4%

CZECH REPUBLIC — (0.7%)
CEZ A.S.	31,512	1,551,783	0.3%
Other Securities		1,735,193	0.4%

TOTAL CZECH REPUBLIC		3,286,976	0.7%

HUNGARY — (0.9%)
*OTPBank NYRT	84,197	2,367,577	0.5%
Other Securities		2,001,912	0.5%

TOTAL HUNGARY		4,369,489	1.0%

INDIA — (9.6%)
HDFC Bank, Ltd.	38,156	1,299,906	0.3%
ICICI Bank, Ltd. Sponsored ADR	87,637	2,756,184	0.6%
Infosys Technologies, Ltd.	55,914	2,595,732	0.5%
Other Securities		40,976,753	8.9%

TOTAL INDIA		47,628,575	10.3%

INDONESIA — (3.0%)
PT Astra International Tbk	770,000	2,477,318	0.5%
PT Bank Central Asia Tbk	3,056,000	1,439,076	0.3%
Other Securities		10,986,519	2.4%

TOTAL INDONESIA		14,902,913	3.2%

ISRAEL — (1.9%)
Other Securities		9,574,256	2.1%

MALAYSIA — (4.1%)
CIMB Group Holdings Berhad	355,500	1,289,731	0.3%
Other Securities		19,171,096	4.1%

TOTAL MALAYSIA		20,460,827	4.4%

12

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (5.8%)
America Movil S.A.B. de C.V. Series L ADR	94,300	$4,161,459	0.9%
*CemexS.A.B. de C.V. Sponsored ADR	203,375	2,111,033	0.5%
*GrupoFinanciero Banorte S.A.B. de C.V.	553,633	1,769,445	0.4%
*GrupoMexico S.A.B. de C.V. Series B	1,436,099	2,871,382	0.6%
Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,657,216	0.4%
#Wal-Martde Mexico S.A.B. de C.V. Series V	438,030	1,527,693	0.3%
Other Securities		14,525,630	3.1%

TOTAL MEXICO		28,623,858	6.2%

PHILIPPINES — (0.8%)
Other Securities		3,973,855	0.9%

POLAND — (2.2%)
*PolskiKoncern Naftowy Orlen SA	134,711	1,402,170	0.3%
Other Securities		9,717,158	2.1%

TOTAL POLAND		11,119,328	2.4%

RUSSIA — (0.3%)
Other Securities		1,560,232	0.3%

SOUTH AFRICA — (10.1%)
ABSA Group, Ltd.	85,721	1,379,204	0.3%
FirstRand, Ltd.	603,172	1,348,651	0.3%
Gold Fields, Ltd. Sponsored ADR	144,700	1,844,925	0.4%
Impala Platinum Holdings, Ltd.	85,765	1,863,842	0.4%
Naspers, Ltd. Series N	78,696	2,839,290	0.6%
#NedbankGroup, Ltd.	81,872	1,264,330	0.3%
Sanlam, Ltd.	879,354	2,413,153	0.5%
Sasol, Ltd. Sponsored ADR	98,800	3,694,132	0.8%
Standard Bank Group, Ltd.	246,074	3,085,166	0.7%
Other Securities		30,430,013	6.6%

TOTAL SOUTH AFRICA		50,162,706	10.9%

SOUTH KOREA — (10.6%)
*KBFinancial Group, Inc. ADR	32,646	1,548,726	0.3%
LG Chemical, Ltd.	10,887	1,876,162	0.4%
POSCO ADR	25,968	2,651,852	0.6%
Samsung Electronics Co., Ltd.	9,494	5,712,854	1.3%
Shinhan Financial Group Co., Ltd. ADR	23,844	1,803,799	0.4%
Other Securities		38,863,511	8.4%

TOTAL SOUTH KOREA		52,456,904	11.4%

TAIWAN — (11.1%)
Hon Hai Precision Industry Co., Ltd.	641,332	2,511,987	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,422,000	2,579,506	0.6%
Other Securities		49,848,318	10.8%

TOTAL TAIWAN		54,939,811	11.9%

THAILAND — (2.3%)
Other Securities		11,478,481	2.5%

TURKEY — (2.6%)
Other Securities		13,105,144	2.9%

TOTAL COMMON STOCKS		434,381,123	94.3%

PREFERRED STOCKS — (4.9%)
BRAZIL — (4.9%)
#BancoBradesco SA Sponsored ADR	138,000	2,718,600	0.6%
#CiaVale do Rio Doce	254,654	5,882,507	1.3%
#GerdauSA Sponsored ADR	168,600	2,545,860	0.6%

13

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (Continued)
Metalurgica Gerdau SA	75,200	$1,380,972	0.3%
Usinas Siderurgicas de Minas Gerais SA Series A	114,375	2,986,631	0.6%
Other Securities		8,827,700	1.9%

TOTAL PREFERRED STOCKS		24,342,270	5.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		2,159	0.0%

CHINA — (0.0%)
Other Securities		2,697	0.0%

PHILIPPINES — (0.0%)
Other Securities		7,692	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		2,193	0.0%

TAIWAN — (0.0%)
Other Securities		7,559	0.0%

THAILAND — (0.0%)
Other Securities		28,612	0.0%

TOTAL RIGHTS/WARRANTS		50,912	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,725,000 FHLMC 6.040%(r), 11/01/36, valued at $1,107,391) to be repurchased at $1,091,017	$1,091	1,091,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.4%)
§@DFA Short Term Investment Fund LP	32,867,494	32,867,494	7.1%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $3,739,643) to be repurchased at $3,666,338	$3,666	3,666,317	0.8%

TOTAL SECURITIES LENDING COLLATERAL		36,533,811	7.9%

TOTAL INVESTMENTS — (100.0%) (Cost $405,582,145)		$496,399,116	107.7%

14

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$39,789,908	—	—	$39,789,908
Chile	10,023,836	—	—	10,023,836
China	11,801,508	$45,122,516	—	56,924,024
Czech Republic	—	3,286,976	—	3,286,976
Hungary	51,360	4,318,129	—	4,369,489
India	3,310,378	44,318,197	—	47,628,575
Indonesia	1,405,359	13,497,554	—	14,902,913
Israel	920,849	8,653,407	—	9,574,256
Malaysia	38,678	20,422,149	—	20,460,827
Mexico	28,623,858	—	—	28,623,858
Philippines	415,740	3,558,115	—	3,973,855
Poland	—	11,119,328	—	11,119,328
Russia	19,915	1,540,317	—	1,560,232
South Africa	7,450,801	42,711,905	—	50,162,706
South Korea	8,120,538	44,336,366	—	52,456,904
Taiwan	1,697,103	53,242,708	—	54,939,811
Thailand	11,478,481	—	—	11,478,481
Turkey	499,472	12,605,672	—	13,105,144
Preferred Stocks
Brazil	24,342,270	—	—	24,342,270
Rights/Warrants
Brazil	2,159	—	—	2,159
China	2,697	—	—	2,697
Philippines	—	7,692	—	7,692
South Africa	2,193	—	—	2,193
Taiwan	—	7,559	—	7,559
Thailand	28,612	—	—	28,612
Temporary Cash Investments	—	1,091,000	—	1,091,000
Securities Lending Collateral	—	36,533,811	—	36,533,811

TOTAL	$150,025,715	$346,373,401	—	$496,399,116

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
ASSETS:
Investments at Value (including $18,414 and $34,561 of securities on loan, respectively)	$76,402	$458,774
Temporary Cash Investments at Value & Cost	621	1,091
Collateral Received from Securities on Loan at Value & Cost	19,988	36,534
Foreign Currencies at Value	—	964
Cash	—	10
Receivables:
Investment Securities Sold	6	69
Dividends, Interest and Tax Reclaims	72	507
Securities Lending Income	8	43
Fund Shares Sold	—	9
Prepaid Expenses and Other Assets	12	8

Total Assets	97,109	498,009

LIABILITIES:
Payables:
Upon Return of Securities Loaned	19,988	36,534
Investment Securities Purchased	280	160
Fund Shares Redeemed	1	1
Due to Advisor	17	221
Deferred Thailand Capital Gains Tax	—	325
Accrued Expenses and Other Liabilities	8	63

Total Liabilities	20,294	37,304

NET ASSETS	$76,815	$460,705

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,696,651	40,022,267

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.57	$11.51

Investments at Cost	$83,223	$367,957

Foreign Currencies at Cost	$—	$981

NET ASSETS CONSIST OF:
Paid-In Capital	$86,788	$369,984
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	149	1,224
Accumulated Net Realized Gain (Loss)	(3,301)	(989)
Deferred Thailand Capital Gains Tax	—	(325)
Net Unrealized Foreign Exchange Gain (Loss)	—	11
Net Unrealized Appreciation (Depreciation)	(6,821)	90,800

NET ASSETS	$76,815	$460,705

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	500,000,000

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $905, respectively)	$835	$8,604
Interest	4	9
Income from Securities Lending	88	608

Total Investment Income	927	9,221

Expenses
Investment Advisory Services Fees	114	1,808
Accounting & Transfer Agent Fees	26	65
Custodian Fees	12	275
Filing Fees	22	32
Shareholders’ Reports	3	21
Directors’/Trustees’ Fees & Expenses	1	7
Professional Fees	1	43
Other	8	45

Total Expenses	187	2,296

Net Investment Income (Loss)	740	6,925

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,007)	1,219
Futures	(146)	(486)
Foreign Currency Transactions	—	(171)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9,011	177,760
Futures	—	(2)
Translation of Foreign Currency Denominated Amounts	—	(5)
Change in Deferred Thailand Capital Gains Tax	—	(323)

Net Realized and Unrealized Gain (Loss)	6,858	177,992

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,598	$184,917

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio			Emerging Markets Social Core Equity Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 1, 2007(a) to Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$740	$515	$92	$6,925	$8,889	$8,817
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,007)	(1,017)	(131)	1,219	(1,723)	28,049
Futures	(146)	—	—	(486)	—	—
Foreign Currency Transactions	—	—	—	(171)	(419)	43
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9,011	(13,338)	(2,494)	177,760	(245,803)	119,023
Futures	—	—	—	(2)	2	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(5)	12	4
Change in Deferred Thailand Capital Gains Tax	—	—	—	(323)	289	(158)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,598	(13,840)	(2,533)	184,917	(238,753)	155,778

Distributions From:
Net Investment Income	(729)	(509)	—	(6,711)	(9,331)	(6,694)
Net Short-Term Gains	—	—	—	—	(6,648)	—
Net Long-Term Gains	—	—	—	—	(21,532)	—

Total Distributions	(729)	(509)	—	(6,711)	(37,511)	(6,694)

Capital Share Transactions (1):
Shares Issued	44,392	11,673	38,022	74,964	28,825	31,155
Shares Issued in Lieu of Cash Distributions	316	78	—	6,606	37,282	6,670
Shares Redeemed	(5,125)	(2,528)	—	(14,172)	(57,413)	(63,162)

Net Increase (Decrease) from Capital Share Transactions	39,583	9,223	38,022	67,398	8,694	(25,337)

Total Increase (Decrease) in Net Assets	46,452	(5,126)	35,489	245,604	(267,570)	123,747
Net Assets
Beginning of Period	30,363	35,489	—	215,101	482,671	358,924

End of Period	$76,815	$30,363	$35,489	$460,705	$215,101	$482,671

(1) Shares Issued and Redeemed:
Shares Issued	7,598	1,521	3,805	10,070	2,548	2,143
Shares Issued in Lieu of Cash Distributions	55	9	—	753	2,669	481
Shares Redeemed	(920)	(371)	—	(1,863)	(3,813)	(4,287)

Net Increase (Decrease) from Shares Issued and Redeemed	6,733	1,159	3,805	8,960	1,404	(1,663)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$149	$138	$99	$1,224	$1,182	$2,174

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 1, 2007(a) to Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Aug. 31, 2006(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$6.12	$9.33	$10.00	$6.92	$16.27	$11.46	$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.12	(A)	0.02	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.03	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.46	(3.21)	(0.69)	4.59	(8.28)	4.74	1.43

Total from Investment Operations	0.56	(3.09)	(0.67)	4.77	(7.98)	5.02	1.46
Less Distributions
Net Investment Income	(0.11)	(0.12)	—	(0.18)	(0.32)	(0.21)	—
Net Realized Gains	—	—	—	—	(1.05)	—	—

Total Distributions	(0.11)	(0.12)	—	(0.18)	(1.37)	(0.21)	—
Net Asset Value, End of Period	$6.57	$6.12	$9.33	$11.51	$6.92	$16.27	$11.46

Total Return	9.49%	(33.48	)%(C)	(6.70	)%(C)	69.84%	(53.24	)%(C)	44.12%	14.60	%(C)

Net Assets, End of Period (thousands)	$76,815	$30,363	$35,489	$460,705	$215,101	$482,671	$358,924
Ratio of Expenses to Average Net Assets	0.41%	0.49	%(B)	0.53	%(B)(D)	0.70%	0.66	%(B)	0.66%	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.62%	1.56	%(B)	1.55	%(B)(D)	2.10%	2.54	%(B)	2.02%	1.09	%(B)(D)
Portfolio Turnover Rate	8%	7	%(C)	0	%(C)	4%	13	%(C)	12%	0	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, two of which, the U.S. Social Core Equity 2 Portfolio and the Emerging Markets Social Core Equity Portfolio (the “Portfolios”) are included in this report. The remaining fifty-five portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:    Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Emerging Markets Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Emerging Markets Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Emerging Markets Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Emerging Markets Social Core Equity Portfolio’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London

20

Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Emerging Markets Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Emerging Markets Social Core Equity Portfolio uses fair value pricing, the values assigned to the Emerging Markets Social Core Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of the Emerging Markets Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Emerging Markets Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors/Trustees Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions.

21

Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Emerging Markets Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Emerging Markets Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Social Core Equity Portfolio’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Social Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Emerging Markets Social Core Equity Portfolio is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Portfolios. For the year ended October 31, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% and 0.55% of average daily net assets for the U.S. Social Core Equity 2 Portfolio and the Emerging Markets Social Core Equity Portfolio, respectively.

Pursuant to a Fee Waiver Agreement for the U.S. Social Core Equity 2 Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) up to the amount of its total advisory fee when the Portfolio Expenses exceed 0.60% of the Portfolio’s average net assets on an annualized basis. At any time that the annualized Portfolio Expenses are less than 0.60% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed 0.60% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such recovery.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Emerging Markets Social Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio’s expenses to the extent necessary to limit the expenses to 0.85% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized expenses are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Advisor has voluntarily agreed to assume the costs of the Portfolio’s costs of the engagement of its social screen vendor, but may terminate the assumption of this expense at any time.

The Fee Waiver and Expense Assumption Agreements will remain in effect until March 1, 2010, and shall continue in effect from year to year thereafter, for one-year periods, unless terminated by the Fund or the Advisor. At October 31, 2009, there were no fees subject to future recovery by the Advisor.

22

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$1
Emerging Markets Social Core Equity Portfolio	9

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	$42,851	$3,421
Emerging Markets Social Core Equity Portfolio	84,896	12,674

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Emerging Markets Social Core Equity Portfolio	$(172)	$172

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

23

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio
2008	$509	—	$509
2009	729	—	729
Emerging Markets Social Core Equity Portfolio
2007	6,694	—	6,694
2008	15,997	$21,514	37,511
2009	6,711	—	6,711

The U.S. Social Core Equity 2 Portfolio commenced operations on October 1, 2007 and did not pay any distributions for the year ended November 30, 2007.

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Loss)
U.S. Social Core Equity 2 Portfolio	$150	—	$(3,276)	$(3,126)
Emerging Markets Social Core Equity Portfolio	1,234	—	(932)	302

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

	Expires on October 31,
	2015	2016	2017	Total
U.S. Social Core Equity 2 Portfolio	$130	$1,005	$2,141	$3,276
Emerging Markets Social Core Equity Portfolio	—	932	—	932

During the year ended October 31, 2009, the Emerging Markets Social Core Equity Portfolio utilized capital loss carryforwards to offset realized gains for federal income tax purposes in the amount of $749 (in thousands).

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$103,858	$5,575	$(12,422)	$(6,847)
Emerging Markets Social Core Equity Portfolio	405,638	122,231	(31,470)	90,761

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

24

G. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2. Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Futures Contracts:    The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Portfolios had no outstanding futures contracts.

The following is a summary of the Portfolios’ location of realized and change in unrealized gains and losses on the Portfolios’ Statements of Operations for the Portfolios’ derivative instrument holdings through the year ended October 31, 2009:

25

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation
(Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss) on Derivatives Recognized in Income
Equity Contracts
U.S. Social Core Equity 2 Portfolio*	$(146)
Emerging Markets Social Core Equity Portfolio*	(486)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts
Emerging Markets Social Core Equity Portfolio*	$(2)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Portfolios had limited activity in these transactions.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.
For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Social Core Equity 2 Portfolio	2.17%	$139	18	—	$572

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

26

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Emerging Markets Social Core Equity Portfolio	0.90%	$255	7	—	$874

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

I. Securities Lending:

As of October 31, 2009, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios’ investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

At October 31, 2009, three shareholders held 64% of the outstanding shares of the U.S. Social Core Equity 2 Portfolio and two shareholders held 87% of the outstanding shares of the Emerging Markets Social Core Equity Portfolio. One or more of the shareholders of the U.S. Social Core Equity 2 Portfolio may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Social Core Equity 2 Portfolio and Emerging Markets Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolios”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

28

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DFAIDG*

1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

	Shares Voted						Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/ WithHold	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

*	Results are for all Portfolios within DFAIDG

U.S. Social Core Equity 2 Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	5,018,742	99.51%	1,112	0.02%	23,443	0.46%	81.94%	0.02%	0.38%
5b	Making Loans	4,605,569	91.32%	414,286	8.21%	23,443	0.46%	75.20%	6.76%	0.38%
5c	Investments in Real Estate	4,605,569	91.32%	414,286	8.21%	23,443	0.46%	75.20%	6.76%	0.38%
5d	Investments in Commodities	5,018,742	99.51%	1,112	0.02%	23,443	0.46%	81.94%	0.02%	0.38%
5e	Diversification of Investments	5,018,742	99.51%	1,112	0.02%	23,443	0.46%	81.94%	0.02%	0.38%

Emerging Markets Social Core Equity Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	35,724,465	96.51%	10,072	0.03%	17,458	0.05%	1,265,633	3.42%	93.90%	0.03%	0.05%
5b	Making Loans	35,724,465	96.51%	10,072	0.03%	17,458	0.05%	1,265,633	3.42%	93.90%	0.03%	0.05%
5c	Investments in Real Estate	35,724,465	96.51%	10,072	0.03%	17,458	0.05%	1,265,633	3.42%	93.90%	0.03%	0.05%
5d	Investments in Commodities	35,724,465	96.51%	10,072	0.03%	17,458	0.05%	1,265,633	3.42%	93.90%	0.03%	0.05%
5e	Diversification of Investments	35,724,465	96.51%	10,072	0.03%	17,458	0.05%	1,265,633	3.42%	93.90%	0.03%	0.05%

29

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

30

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).
Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).
Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies

Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

31

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG
and DEM. Chairman,

Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.

6300 Bee Cave Road,
Building One

Austin, Texas 78746

Age: 62

	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto

Director, Chief Investment
Officer and Vice President

of DFAIDG, DIG and

DEM.

Trustee, Chief Investment
Officer and Vice President

of DFAITC

6300 Bee Cave Road,
Building One

Austin, TX 78746

Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

32

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008

Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

33

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009

Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007

Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003

Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

34

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009

Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

35

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

36

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

37

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

38

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Foreign Source Income(4)	Qualifying Interest Income(5)	Qualifying Short-Term Capital Gain(6)
U.S. Social Core Equity 2 Portfolio	100%	—	—	100%	100%	100%	—	—	100%	100%
Emerging Markets Social Core Equity Portfolio	100%	—	—	100%	100%	100%	7%	140%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

39

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth

Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2009.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

CSTG&E U.S. Social Core Equity 2 Portfolio vs.

Russell 3000® Index

August 3, 2007-October 31, 2009

CSTG&E International Social Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

August 3, 2007-October 31, 2009

2

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2009

The year ending October 31, 2009, was among the most volatile periods in U.S. market history. Broad market returns were positive with stocks represented by the mid cap index outperforming those within both small cap and large cap indexes and stocks represented by the growth index outperforming those represented by the value index. Investors moving out of stocks, beginning in late 2008 and extending into early 2009, contributed to high volatility and negative returns over that period. Markets turned sharply higher in March, and the size and value premiums both turned positive over the eight months ending October 2009. Although the large cap index outperformed the small cap index, and the growth index outperformed the value index, returns within the broader market (Russell 3000® Index) demonstrate that there was a positive small size premium and a positive value premium. This counterintuitive result occurred because the stock markets were characterized by extreme volatility, and the indexes, which are reconstituted annually, were not able to rebalance during the course of the year to maintain their intended asset class exposure. Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio’s holdings. Size is measured by market capitalization, and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 12 months ended October 31, 2009, the total return of the Russell Microcap® Index was 5.06%, the Russell 2000® Index was 6.46%, the CRSP 6-10 Index was 20.94%, and the MSCI US Small Cap 1750 Index was 14.11%. Large cap growth stocks outperformed large cap value stocks, as measured by the Russell 1000® Growth Index and Russell 1000® Value Index. Small cap growth stocks outperformed small cap value stocks, by a lesser amount than in large caps, as measured by the Russell 2000® Growth Index and Russell 2000® Value Index.

Total Return for 12 Months Ended October 31, 2009
Russell 2000® Index (small cap companies)	6.46%
Russell Midcap® Index (mid cap companies)	18.74%
Russell 1000® Index (large cap companies)	11.19%
Russell 3000® Value Index	4.55%
Russell 3000® Growth Index	17.04%

Further dividing the large, mid, and small cap market segments by value and growth characteristics shows more detail in the performance differences over the period.

Total Return for 12 Months Ended October 31, 2009
Russell 1000® Value Index (large cap value companies)	4.78%
Russell 1000® Growth Index (large cap growth companies)	17.50%
Russell Midcap® Value Index (mid cap value companies)	14.52%
Russell Midcap® Growth Index (mid cap growth companies)	22.48%
Russell 2500TM Value Index (small/mid cap value companies)	8.56%
Russell 2500TM Growth Index (small/mid cap growth companies)	18.20%
Russell 2000® Value Index (small cap value companies)	1.95%
Russell 2000® Growth Index (small cap growth companies)	11.34%

Source: Russell data copyright © Russell Investment Group 1995-2009, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2009 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of

3

REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors (the “Advisor”) generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

CSTG&E U.S. Social Core Equity 2 Portfolio

The CSTG&E U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. market as a whole. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 2,018 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 10.26% for the Portfolio and 10.83% for the Russell 3000® Index. Relative to the Index, the Portfolio benefited from its greater small cap and value allocations and a positive size premium and value premium over the last eight months of the period. The Portfolio’s exposure to value stocks (on average 18% more than the Index) added approximately 1.9% to the relative return. The Portfolio’s greater exposure to small cap stocks had a positive impact. The Portfolio’s exclusion of health care stocks also had a positive impact. However, the Portfolio’s tilt toward value companies caused an increased exposure to the financials sector (almost double the exposure of the Index), which was the worst performing sector of the period. This increase in exposure to the financial sector detracted approximately 1.3% from the Portfolio’s performance relative to the Index.

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009
Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%

4

12 Months Ended October 31, 2009
Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009
U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

CSTG&E International Social Core Equity Portfolio

The CSTG&E International Social Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The Portfolio also excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,807 stocks in 22 developed country markets and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 33.26% for the CSTG&E International Social Core Equity Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). Relative to the Index, the Portfolio’s outperformance was primarily due to strong tilts towards small cap and value stocks. On average, value stocks constituted 44% of the Portfolio as compared to 26% for the Index. Small cap stocks, which accounted for 14% of the Portfolio on average and were excluded from the Index, also added to relative performance. The Portfolio’s larger relative allocation to materials and industrials, two of the best performing sectors over the period, and smaller relative allocation to utilities and healthcare, the worst performing sectors over the period, also contributed to the relative outperformance. Healthcare is excluded as a result of the Portfolio’s social screens.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2009
EXPENSE TABLES
	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
CSTG&E U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,193.70	0.38%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.38%	$1.94

CSTG&E International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,335.60	0.57%	$3.36
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.57%	$2.91

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

CSTG&E U.S. Social Core Equity 2 Portfolio		CSTG&E International Social Core Equity Portfolio
Consumer Discretionary	15.5%	Consumer Discretionary	13.4%
Consumer Staples	7.1%	Consumer Staples	6.6%
Energy	12.8%	Energy	9.1%
Financials	19.8%	Financials	29.3%
Industrials	15.4%	Industrials	16.0%
Information Technology	16.6%	Information Technology	5.5%
Materials	6.1%	Materials	13.1%
Other	—	Other	0.1%
Telecommunication Services	3.6%	Telecommunication Services	3.6%
Utilities	3.1%	Utilities	3.3%

	100.0%		100.0%

7

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.6%)
Consumer Discretionary — (12.2%)
Carnival Corp.	11,400	$331,968	0.5%
Disney (Walt) Co.	22,700	621,299	0.9%
*Ford Motor Co.	48,399	338,793	0.5%
#Home Depot, Inc.	9,200	230,828	0.3%
*Liberty Media Corp. Entertainment Class A	14,200	437,644	0.6%
Lowe’s Cos., Inc.	12,000	234,840	0.3%
Macy’s, Inc.	13,400	235,438	0.3%
Time Warner, Inc.	13,066	393,548	0.5%
Other Securities		8,325,818	11.5%

Total Consumer Discretionary		11,150,176	15.4%

Consumer Staples — (5.6%)
Coca-Cola Co.	4,400	234,564	0.3%
#Kraft Foods, Inc.	18,203	500,947	0.7%
Procter & Gamble Co.	13,300	771,400	1.1%
Wal-Mart Stores, Inc.	12,200	606,096	0.8%
Other Securities		2,999,463	4.2%

Total Consumer Staples		5,112,470	7.1%

Energy — (10.0%)
Anadarko Petroleum Corp.	4,100	249,813	0.3%
Apache Corp.	2,969	279,442	0.4%
Chevron Corp.	19,500	1,492,530	2.1%
ConocoPhillips	13,100	657,358	0.9%
Exxon Mobil Corp.	13,700	981,879	1.3%
Occidental Petroleum Corp.	4,400	333,872	0.5%
XTO Energy, Inc.	6,425	267,023	0.4%
Other Securities		4,916,581	6.8%

Total Energy		9,178,498	12.7%

Financials — (15.6%)
Bank of America Corp.	47,633	694,489	1.0%
Bank of New York Mellon Corp.	9,400	250,604	0.4%
#*CNA Financial Corp.	9,800	213,346	0.3%
Discover Financial Services	22,800	322,392	0.4%
Goldman Sachs Group, Inc.	2,840	483,283	0.7%
JPMorgan Chase & Co.	36,609	1,529,158	2.1%
MetLife, Inc.	6,648	226,231	0.3%
Morgan Stanley	16,200	520,344	0.7%
PNC Financial Services Group, Inc.	5,401	264,325	0.4%
Prudential Financial, Inc.	5,100	230,673	0.3%
Travelers Cos., Inc. (The)	6,366	316,963	0.4%
Wells Fargo & Co.	27,071	744,994	1.0%
Other Securities		8,441,551	11.7%

Total Financials		14,238,353	19.7%

Industrials — (12.1%)
Burlington Northern Santa Fe Corp.	3,200	241,024	0.3%
CSX Corp.	6,500	274,170	0.4%
FedEx Corp.	5,868	426,545	0.6%
General Electric Co.	51,400	732,964	1.0%
#Ingersoll-Rand P.L.C.	7,500	236,925	0.3%
#Union Pacific Corp.	5,700	314,298	0.4%
Other Securities		8,882,212	12.3%

Total Industrials		11,108,138	15.3%

8

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (13.1%)
*Apple, Inc.	1,600	$301,600	0.4%
*Cisco Systems, Inc.	11,000	251,350	0.3%
*Google, Inc.	400	214,448	0.3%
Hewlett-Packard Co.	8,100	384,426	0.5%
Intel Corp.	13,300	254,163	0.4%
International Business Machines Corp.	3,400	410,074	0.6%
Microsoft Corp.	14,500	402,085	0.6%
#Motorola, Inc.	32,100	275,097	0.4%
Oracle Corp.	11,700	246,870	0.3%
Other Securities		9,219,538	12.7%

Total Information Technology		11,959,651	16.5%

Materials — (4.8%)
Dow Chemical Co.	16,900	396,812	0.6%
International Paper Co.	13,100	292,261	0.4%
Other Securities		3,709,209	5.1%

Total Materials		4,398,282	6.1%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.8%)
AT&T, Inc.	33,087	849,343	1.2%
Verizon Communications, Inc.	34,440	1,019,080	1.4%
Other Securities		702,799	0.9%

Total Telecommunication Services		2,571,222	3.5%

Utilities — (2.4%)
Other Securities		2,221,542	3.1%

TOTAL COMMON STOCKS		71,938,332	99.4%

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	361,302	361,302	0.5%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (21.0%)
§@DFA Short Term Investment Fund LP	19,170,357	19,170,357	26.5%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $111,943 FNMA 7.000%, 10/01/38, valued at $100,351) to be repurchased at $97,429	$97	97,428	0.1%

TOTAL SECURITIES LENDING COLLATERAL		19,267,785	26.6%

TOTAL INVESTMENTS — (100.0%)
(Cost $116,964,409)		$91,567,419	126.5%

9

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,149,426	$750	—	$11,150,176
Consumer Staples	5,112,470	—	—	5,112,470
Energy	9,178,498	—	—	9,178,498
Financials	14,238,353	—	—	14,238,353
Industrials	11,108,138	—	—	11,108,138
Information Technology	11,959,651	—	—	11,959,651
Materials	4,398,282	—	—	4,398,282
Telecommunication Services	2,571,222	—	—	2,571,222
Utilities	2,221,542	—	—	2,221,542
Temporary Cash Investments	361,302	—	—	361,302
Securities Lending Collateral	—	19,267,785	—	19,267,785

TOTAL	$72,298,884	$19,268,535	—	$91,567,419

See accompanying Notes to Financial Statements.

10

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.3%)
AUSTRALIA — (6.2%)
Australia & New Zealand Banking Group, Ltd.	12,711	$259,255	0.3%
Commonwealth Bank of Australia	7,270	335,957	0.5%
National Australia Bank, Ltd.	15,238	402,613	0.5%
Origin Energy, Ltd.	14,029	201,159	0.3%
#Westpac Banking Corp. Sponsored ADR	1,800	210,996	0.3%
Other Securities		3,990,227	5.2%

TOTAL AUSTRALIA		5,400,207	7.1%

AUSTRIA — (0.5%)
Other Securities		418,599	0.5%

BELGIUM — (0.7%)
Other Securities		596,246	0.8%

CANADA — (8.1%)
#Bank of Montreal	4,535	209,807	0.3%
EnCana Corp.	3,890	215,702	0.3%
Goldcorp, Inc.	7,738	284,476	0.4%
#Manulife Financial Corp.	10,200	191,359	0.2%
Suncor Energy, Inc.	6,292	208,871	0.3%
Talisman Energy, Inc.	12,100	206,429	0.2%
*Teck Resources, Ltd. Class B	14,300	415,104	0.5%
#Toronto Dominion Bank	5,100	290,715	0.4%
Other Securities		5,024,647	6.6%

TOTAL CANADA		7,047,110	9.2%

DENMARK — (0.7%)
Other Securities		602,741	0.8%

FINLAND — (1.5%)
Other Securities		1,282,002	1.7%

FRANCE — (7.3%)
BNP Paribas SA	5,215	392,867	0.5%
Societe Generale Paris SA	4,739	314,763	0.4%
Total SA Sponsored ADR	4,900	294,343	0.4%
Vivendi SA	8,293	230,067	0.3%
Other Securities		5,129,612	6.7%

TOTAL FRANCE		6,361,652	8.3%

GERMANY — (5.9%)
Allianz SE	3,352	383,973	0.5%
BASF AG	5,447	293,175	0.4%
Daimler AG	4,800	231,504	0.3%
Deutsche Bank AG	4,200	300,846	0.4%
Deutsche Telekom AG	21,052	286,600	0.4%
E.ON AG Sponsored ADR	8,830	339,072	0.4%
Munchener Rueckversicherungs-Gesellschaft AG	1,571	248,552	0.3%
Other Securities		3,022,808	4.0%

TOTAL GERMANY		5,106,530	6.7%

GREECE — (1.3%)
Other Securities		1,108,562	1.5%

HONG KONG — (1.5%)
Other Securities		1,340,568	1.8%

11

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.4%)
Other Securities		$360,357	0.5%

ITALY — (2.7%)
*Intesa Sanpaolo SpA	69,040	290,553	0.4%
*UniCredito SpA	73,198	245,228	0.3%
Other Securities		1,793,981	2.4%

TOTAL ITALY		2,329,762	3.1%

JAPAN — (18.0%)
Honda Motor Co., Ltd. Sponsored ADR	7,100	219,887	0.3%
#Mitsubishi UFJ Financial Group, Inc.	53,870	286,933	0.4%
Toyota Motor Corp. Sponsored ADR	2,600	205,114	0.2%
Other Securities		14,990,929	19.7%

TOTAL JAPAN		15,702,863	20.6%

NETHERLANDS — (2.0%)
ArcelorMittal NV	6,554	221,804	0.3%
Other Securities		1,535,985	2.0%

TOTAL NETHERLANDS		1,757,789	2.3%

NEW ZEALAND — (0.2%)
Other Securities		145,930	0.2%

NORWAY — (1.0%)
Other Securities		869,281	1.1%

PORTUGAL — (0.6%)
Other Securities		495,872	0.6%

SINGAPORE — (1.0%)
Other Securities		878,508	1.2%

SPAIN — (3.1%)
Banco Bilbao Vizcaya SA Sponsored ADR	18,391	327,360	0.4%
Banco Santander SA Sponsored ADR	40,500	650,430	0.8%
Repsol YPF SA Sponsored ADR	7,300	194,180	0.3%
Other Securities		1,501,492	2.0%

TOTAL SPAIN		2,673,462	3.5%

SWEDEN — (2.3%)
#Nordea Bank AB	27,436	294,482	0.4%
#Svenska Handelsbanken AB Series A	7,472	193,091	0.2%
Other Securities		1,565,160	2.1%

TOTAL SWEDEN		2,052,733	2.7%

SWITZERLAND — (4.8%)
Compagnie Financiere Richemont SA Series A	6,895	193,018	0.3%
Credit Suisse Group AG Sponsored ADR	4,900	261,170	0.3%
#*Holcim, Ltd.	4,427	281,755	0.4%
Nestle SA	10,338	480,733	0.6%
Swiss Reinsurance Co., Ltd. AG	5,759	234,510	0.3%
Zurich Financial Services AG	2,043	467,832	0.6%
Other Securities		2,248,072	3.0%

TOTAL SWITZERLAND		4,167,090	5.5%

UNITED KINGDOM — (17.5%)
*Anglo American P.L.C.	6,671	241,378	0.3%
Aviva P.L.C.	43,610	272,701	0.4%
*Barclays P.L.C. Sponsored ADR	13,100	273,790	0.4%
*BP P.L.C. Sponsored ADR	18,900	1,070,118	1.4%

12

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
HSBC Holdings P.L.C. Sponsored ADR	22,369	$1,239,019	1.6%
Kingfisher P.L.C.	69,403	253,676	0.3%
Royal Dutch Shell P.L.C. ADR	19,700	1,145,752	1.5%
Standard Chartered P.L.C.	18,459	452,837	0.6%
Vodafone Group P.L.C. Sponsored ADR	46,477	1,031,325	1.3%
Other Securities		9,215,212	12.1%

TOTAL UNITED KINGDOM		15,195,808	19.9%

TOTAL COMMON STOCKS		75,893,672	99.6%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		—	0.0%

GERMANY — (0.0%)
Other Securities		695	0.0%

HONG KONG — (0.0%)
Other Securities		889	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		3,620	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		1,526	0.0%

TOTAL RIGHTS/WARRANTS		6,730	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $175,000 FHLMC 6.040%(r), 11/01/36, valued at $112,344) to be repurchased at $109,002	$109	109,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.6%)
§@DFA Short Term Investment Fund LP	9,796,085	9,796,085	12.8%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,150,410) to be repurchased at $1,127,860	$1,128	1,127,853	1.5%

TOTAL SECURITIES LENDING COLLATERAL		10,923,938	14.3%

TOTAL INVESTMENTS — (100.0%) (Cost $111,600,079)		$86,933,340	114.1%

13

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$387,392	$5,012,815	—	$5,400,207
Austria	—	418,599	—	418,599
Belgium	122,040	474,206	—	596,246
Canada	7,046,089	1,021	—	7,047,110
Denmark	5,300	597,441	—	602,741
Finland	256,118	1,025,884	—	1,282,002
France	1,023,695	5,337,957	—	6,361,652
Germany	1,118,027	3,988,503	—	5,106,530
Greece	216,707	891,855	—	1,108,562
Hong Kong	2,199	1,338,369	—	1,340,568
Ireland	155,255	205,102	—	360,357
Italy	321,140	2,008,622	—	2,329,762
Japan	1,047,687	14,655,176	—	15,702,863
Netherlands	134,516	1,623,273	—	1,757,789
New Zealand	—	145,930	—	145,930
Norway	115,787	753,494	—	869,281
Portugal	—	495,872	—	495,872
Singapore	5,191	873,317	—	878,508
Spain	1,331,437	1,342,025	—	2,673,462
Sweden	143,520	1,909,213	—	2,052,733
Switzerland	571,257	3,595,833	—	4,167,090
United Kingdom	6,138,421	9,057,387	—	15,195,808
Rights/Warrants
Belgium	—	—	—	—
Germany	—	695	—	695
Hong Kong	—	889	—	889
Italy	—	—	—	—
Spain	—	3,620	—	3,620
United Kingdom	1,526	—	—	1,526
Temporary Cash Investments	—	109,000	—	109,000
Securities Lending Collateral	—	10,923,938	—	10,923,938

TOTAL	$20,143,304	$66,790,036	—	$86,933,340

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
ASSETS:
Investments at Value (including $17,802 and $10,343 of securities on loan, respectively)	$71,938	$75,900
Temporary Cash Investments at Value & Cost	361	109
Collateral Received from Securities on Loan at Value & Cost	19,268	10,924
Foreign Currencies at Value	—	111
Cash	—	16
Receivables:
Investment Securities Sold	14	—
Dividends, Interest and Tax Reclaims	74	163
Securities Lending Income	7	5
Prepaid Expenses and Other Assets	1	1

Total Assets	91,663	87,229

LIABILITIES:
Payables:
Upon Return of Securities Loaned	19,268	10,924
Investment Securities Purchased	—	66
Due to Advisor	18	28
Accrued Expenses and Other Liabilities	9	10

Total Liabilities	19,295	11,028

NET ASSETS	$72,368	$76,201

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	10,259,697	10,564,066

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.05	$7.21

Investments at Cost	$97,335	$100,567

Foreign Currencies at Cost	$—	$106

NET ASSETS CONSIST OF:
Paid-In Capital	$103,021	$103,194
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	167	233
Accumulated Net Realized Gain (Loss)	(5,423)	(2,565)
Net Unrealized Foreign Exchange Gain (Loss)	—	1
Net Unrealized Appreciation (Depreciation)	(25,397)	(24,662)

NET ASSETS	$72,368	$76,201

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $161, respectively)	$1,362	$1,937
Interest	3	1
Income from Securities Lending	117	136

Total Investment Income	1,482	2,074

Expenses
Investment Advisory Services Fees	175	265
Accounting & Transfer Agent Fees	28	33
Custodian Fees	9	20
Filing Fees	1	1
Shareholders’ Reports	10	9
Directors’/Trustees’ Fees & Expenses	1	1
Professional Fees	4	3
Other	32	45

Total Expenses	260	377

Net Investment Income (Loss)	1,222	1,697

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,256)	(2,256)
Futures	121	(95)
Foreign Currency Transactions	—	39
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9,168	20,546
Translation of Foreign Currency Denominated Amounts	—	(3)

Net Realized and Unrealized Gain (Loss)	6,033	18,231

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,255	$19,928

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio			CSTG&E International Social Core Equity Portfolio
	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,222	$1,371	$374	$1,697	$2,477	$420
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,256)	(1,921)	(367)	(2,256)	(210)	(3)
Futures	121	—	—	(95)	—	—
Foreign Currency Transactions	—	—	—	39	(31)	(24)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9,168	(33,263)	(1,302)	20,546	(45,351)	143
Translation of Foreign Currency Denominated Amounts	—	—	—	(3)	4	—

Net Increase (Decrease) in Net Assets Resulting from Operations	7,255	(33,813)	(1,295)	19,928	(43,111)	536

Distributions From:
Net Investment Income	(1,322)	(1,414)	(84)	(1,863)	(2,423)	(69)

Total Distributions	(1,322)	(1,414)	(84)	(1,863)	(2,423)	(69)

Capital Share Transactions (1):
Shares Issued	4,853	11,226	97,205	6,772	7,674	95,613
Shares Issued in Lieu of Cash Distributions	1,322	1,414	81	1,863	2,423	66
Shares Redeemed	(8,243)	(4,522)	(295)	(6,978)	(3,987)	(243)

Net Increase (Decrease) from Capital Share Transactions	(2,068)	8,118	96,991	1,657	6,110	95,436

Total Increase (Decrease) in Net Assets	3,865	(27,109)	95,612	19,722	(39,424)	95,903
Net Assets
Beginning of Period	68,503	95,612	—	56,479	95,903	—

End of Period	$72,368	$68,503	$95,612	$76,201	$56,479	$95,903

(1) Shares Issued and Redeemed:
Shares Issued	776	1,338	9,555	1,201	1,118	9,219
Shares Issued in Lieu of Cash Distributions	223	155	8	314	266	7
Shares Redeemed	(1,224)	(542)	(29)	(1,086)	(451)	(24)

Net Increase (Decrease) from Shares Issued and Redeemed	(225)	951	9,534	429	933	9,202

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$167	$267	$300	$233	$359	$336

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$6.53	$10.03	$10.00	$5.57	$10.42	$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.14	(A)	0.05	(A)	0.16	(A)	0.26	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.53	(3.50)	(0.01)	1.65	(4.85)	0.37

Total from Investment Operations	0.65	(3.36)	0.04	1.81	(4.59)	0.43

Less Distributions
Net Investment Income	(0.13)	(0.14)	(0.01)	(0.17)	(0.26)	(0.01)

Total Distributions	(0.13)	(0.14)	(0.01)	(0.17)	(0.26)	(0.01)

Net Asset Value, End of Period	$7.05	$6.53	$10.03	$7.21	$5.57	$10.42

Total Return	10.26%	(33.87	)%(C)	0.42	%(C)	33.26%	(45.01	)%(C)	4.33	%(C)

Net Assets, End of Period (thousands)	$72,368	$68,503	$95,612	$76,201	$56,479	$95,903
Ratio of Expenses to Average Net Assets	0.40%	0.38	%(B)	0.46	%(B)(D)	0.60%	0.60	%(B)	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.89%	1.68	%(B)	1.46	%(B)(D)	2.69%	3.24	%(B)	1.90	%(B)(D)
Portfolio Turnover Rate	12%	5	%(C)	1	%(C)	10%	6	%(C)	1	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, two of which, the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio (the “Portfolios”), are included in this report. The remaining fifty-five portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the CSTG&E International Social Core Equity Portfolio’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock

19

Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the CSTG&E International Social Core Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions.

20

Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Portfolios. For the year ended October 31, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

CSTG&E U.S. Social Core Equity 2 Portfolio	$2
CSTG&E International Social Core Equity Portfolio	2

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
CSTG&E U.S. Social Core Equity 2 Portfolio	$7,705	$9,905
CSTG&E International Social Core Equity Portfolio	8,540	6,289

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

21

To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to gains on “passive foreign investment companies” sales and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
CSTG&E International Social Core Equity Portfolio	$40	$(40)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008, and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
CSTG&E U.S. Social Core Equity 2 Portfolio
2007	$84	—	$84
2008	1,414	—	1,414
2009	1,323	—	1,323
CSTG&E International Social Core Equity Portfolio
2007	69	—	69
2008	2,423	—	2,423
2009	1,863	—	1,863

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$169	$(5,390)	$(5,221)
CSTG&E International Social Core Equity Portfolio	234	(2,563)	(2,329)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

	Expires on October 31,			Total
	2015	2016	2017
CSTG&E U.S. Social Core Equity 2 Portfolio	$367	$1,889	$3,134	$5,390
CSTG&E International Social Core Equity Portfolio	3	210	2,350	2,563

Some of the investments held by the CSTG&E International Social Core Equity Portfolio are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the CSTG&E International Social Core Equity Portfolio had no cumulative unrealized

22

appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $1 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CSTG&E U.S. Social Core Equity 2 Portfolio	$116,998	$3,468	$(28,899)	$(25,431)
CSTG&E International Social Core Equity Portfolio	111,601	4,532	(29,200)	(24,668)

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio’s tax position and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the CSTG&E International Social Core Equity Portfolio may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Futures Contracts:    The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received

23

from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Portfolios had no outstanding futures contracts.

The following is a summary of the Portfolios’ location and value of realized gains and losses on the Portfolios’ Statements of Operations for the Portfolios’ derivative instrument holdings through the year ended October 31, 2009 (amounts in thousands):

		Realized Gain (Loss) on Derivatives Recognized in Income
	Location on the Statement of Operations	Equity Contracts
CSTG&E Social Core Equity 2 Portfolio*	Net Realized Gain (Loss) on: Futures	$121
CSTG&E International Social Core Equity Portfolio*	Net Realized Gain (Loss) on: Futures	(95)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Portfolios had limited activity in these transactions.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E U.S. Social Core Equity 2 Portfolio	1.92%	$682	15	$1	$2,211

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

24

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E International Social Core Equity Portfolio	0.90%	$207	33	—	$966

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

I. Securities Lending:

As of October 31, 2009, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios’ investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

25

K. Other:

At October 31, 2009, two shareholders held 95% of the outstanding shares of the CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 95% of the outstanding shares of the CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolios”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

27

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DFAIDG*										Need for 50% Voted 40Act:
1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

	Shares Voted						Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/ WithHold	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

*	Results are for all Portfolios within DFAIDG

CSTG&E U.S. Social Core Equity 2 Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	9,525,226	94.80%	—	0.00%	—	0.00%	522,652	5.20%	91.01%	0.00%	0.00%
5b	Making Loans	9,525,226	94.80%	—	0.00%	—	0.00%	522,652	5.20%	91.01%	0.00%	0.00%
5c	Investments in Real Estate	9,525,226	94.80%	—	0.00%	—	0.00%	522,652	5.20%	91.01%	0.00%	0.00%
5d	Investments in Commodities	9,525,226	94.80%	—	0.00%	—	0.00%	522,652	5.20%	91.01%	0.00%	0.00%
5e	Diversification of Investments	9,525,226	94.80%	—	0.00%	—	0.00%	522,652	5.20%	91.01%	0.00%	0.00%

CSTG&E International Social Core Equity Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	9,730,001	96.20%	—	0.00%	—	0.00%	384,174	3.80%	92.98%	0.00%	0.00%
5b	Making Loans	9,730,001	96.20%	—	0.00%	—	0.00%	384,174	3.80%	92.98%	0.00%	0.00%
5c	Investments in Real Estate	9,730,001	96.20%	—	0.00%	—	0.00%	384,174	3.80%	92.98%	0.00%	0.00%
5d	Investments in Commodities	9,730,001	96.20%	—	0.00%	—	0.00%	384,174	3.80%	92.98%	0.00%	0.00%
5e	Diversification of Investments	9,730,001	96.20%	—	0.00%	—	0.00%	384,174	3.80%	92.98%	0.00%	0.00%

28

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

29

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies

Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

30

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth

Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman,

Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.

6300 Bee Cave Road,

Building One
Austin, Texas 78746

Age: 62

	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto

Director, Chief Investment Officer and Vice President

of DFAIDG, DIG and DEM.

Trustee, Chief Investment Officer and Vice President of DFAITC

6300 Bee Cave Road,

Building One
Austin, TX 78746

Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies

Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

31

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).
Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

32

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).
Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).
Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

33

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).
Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).
David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).
Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Christian Newton Vice President Age: 34	Since 2009	Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.
Gerard K. O’Reilly Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).
Daniel C. Ong Vice President Age: 35	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).
Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

34

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).
David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).
Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).
Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

35

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).
Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

36

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

37

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income (2)	Foreign Tax Credit(3)	Foreign Source Income(4)	Qualified Interest Income(5)	Qualified Short-Term Capital Gain (6)
CSTG&E U.S. Social Core Equity 2 Portfolio	100%	—	—	100%	100%	100%	—	—	100%	100%
CSTG&E International Social Core Equity Portfolio	100%	—	—	100%	100%	100%	7%	111%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

38

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

Annual Report

Year Ended October 31, 2009

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth

Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

U.S. Sustainability Core 1 Portfolio vs.

Russell 3000® Index

March 12, 2008-October 31, 2009

International Sustainability Core 1 Portfolio vs.

MSCI World ex USA Index (net dividends)

March 12, 2008-October 31, 2009

2

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2009

The year ending October 31, 2009, was among the most volatile periods in U.S. market history. Broad market returns were positive with stocks represented by the mid cap index outperforming those within both small cap and large cap indexes and stocks represented by the growth index outperforming those represented by the value index. Investors moving out of stocks, beginning in late 2008 and extending into early 2009, contributed to high volatility and negative returns over that period. Markets turned sharply higher in March, and the size and value premiums both turned positive over the eight months ending October 2009. Although the large cap index outperformed the small cap index, and the growth index outperformed the value index, returns within the broader market (Russell 3000® Index) demonstrate that there was a positive small size premium and a positive value premium. This counterintuitive result occurred because the stock markets were characterized by extreme volatility, and the indexes, which are reconstituted annually, were not able to rebalance during the course of the year to maintain their intended asset class exposure. Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio’s holdings. Size is measured by market capitalization, and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 12 months ended October 31, 2009, the total return of the Russell Microcap® Index was 5.06%, the Russell 2000® Index was 6.46%, the CRSP 6-10 Index was 20.94%, and the MSCI US Small Cap 1750 Index was 14.11%. Large cap growth stocks outperformed large cap value stocks, as measured by the Russell 1000® Growth Index and Russell 1000® Value Index. Small cap growth stocks outperformed small cap value stocks, by a lesser amount than in large caps, as measured by the Russell 2000® Growth Index and Russell 2000® Value Index.

Total Return for 12 Months Ended October 31, 2009
Russell 2000® Index (small cap companies)	6.46%
Russell Midcap® Index (mid cap companies)	18.74%
Russell 1000® Index (large cap companies)	11.19%
Russell 3000® Value Index	4.55%
Russell 3000® Growth Index	17.04%

Further dividing the large, mid, and small cap market segments by value and growth characteristics shows more detail in the performance differences over the period.

Total Return for 12 Months Ended October 31, 2009
Russell 1000® Value Index (large cap value companies)	4.78%
Russell 1000® Growth Index (large cap growth companies)	17.50%
Russell Midcap® Value Index (mid cap value companies)	14.52%
Russell Midcap® Growth Index (mid cap growth companies)	22.48%
Russell 2500TM Value Index (small/mid cap value companies)	8.56%
Russell 2500TM Growth Index (small/mid cap growth companies)	18.20%
Russell 2000® Value Index(small cap value companies)	1.95%
Russell 2000® Growth Index (small cap growth companies)	11.34%

Source: Russell data copyright © Russell Investment Group 1995-2009, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2009 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of

3

REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors (the “Advisor”) generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

U.S. Sustainability Core 1 Portfolio

The U.S. Sustainability Core 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio, while relative to a portfolio without the environmental impact considerations, excluding or underweighting securities of companies that, according to the portfolio’s environmental considerations, may have a relatively negative impact on the environment and overweighting securities of companies that may have a relatively positive impact on the environment. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 3,476 stocks and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 12.69% for the Portfolio and 10.83% for the Russell 3000® Index. Relative to the Index, the Portfolio benefited from its greater small cap and value allocations and a positive size premium and value premium over the last eight months of the period. The Portfolio’s exposure to value stocks (on average 8% more than the Index) had a positive impact on the relative performance. The Portfolio’s greater exposure to small cap stocks (on average 11% more than the Index) also contributed to the outperformance. Composition differences in the Portfolio’s holdings relative to the Index, including some which were subject tot he sustainable overlay, also had a positive impact on the relative performance. The Portfolio’s increased exposure to the poorly performaing Financials sector, resulting from a greater allocation than the Index to deep value and small cap companies detracted approximately 0.3% from the relative return.

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index(net dividends). From March through October 2009 these same developed markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009
Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%

4

12 Months Ended October 31, 2009
Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009
U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

International Sustainability Core 1 Portfolio

The International Sustainability Core 1 Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio, while relative to a portfolio without the environmental impact considerations, excluding or underweighting securities of companies that, according to the portfolio’s environmental considerations, may have a relatively negative impact on the environment and overweighting securities of companies that may have a relatively positive impact on the environment. The investment strategy employs a disciplined quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 1,745 stocks in 22 developed country markets and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than by the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 31.56% for the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). Relative to the Index, the Portfolio’s outperformance was primarily due to strong tilts towards small cap and value stocks. On average, the deepest value names constituted 36% of the Portfolio as compared to 26% for the Index. Small cap stocks, which accounted for 7% of the Portfolio on average and were excluded from the Index, also added to relative outperformance. The Portfolio’s larger relative allocation to materials and industrials, two of the best performing industries over the period, and smaller relative allocation to utilities and healthcare, the worst performing industries over the period, also contributed to the relative outperformance.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2009
EXPENSE TABLES

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,206.40	0.37%	$2.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.34	0.37%	$1.89

International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,323.20	0.57%	$3.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.57%	$2.91

* Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31, and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

U.S. Sustainability Core 1 Portfolio		International Sustainability Core 1 Portfolio
Consumer Discretionary	12.8%	Consumer Discretionary	12.0%
Consumer Staples	9.2%	Consumer Staples	7.8%
Energy	10.8%	Energy	8.4%
Financials	15.8%	Financials	23.8%
Health Care	11.0%	Health Care	5.6%
Industrials	12.7%	Industrials	16.3%
Information Technology	16.8%	Information Technology	5.8%
Materials	5.2%	Materials	12.5%
Telecommunication Services	1.7%	Other	0.1%
Utilities	4.0%	Telecommunication Services	3.5%

	100.0%	Utilities	4.2%

			100.0%

7

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.2%)
Consumer Discretionary — (10.3%)
Comcast Corp. Class A	17,300	$250,850	0.3%
Disney (Walt) Co.	17,800	487,186	0.6%
#Home Depot, Inc.	10,300	258,427	0.3%
McDonald’s Corp.	4,400	257,884	0.3%
Target Corp.	6,300	305,109	0.3%
Time Warner, Inc.	10,200	307,224	0.4%
Other Securities		8,985,999	10.5%

Total Consumer Discretionary		10,852,679	12.7%

Consumer Staples — (7.4%)
Coca-Cola Co.	15,600	831,636	1.0%
Colgate-Palmolive Co.	4,100	322,383	0.4%
#Kraft Foods, Inc.	18,200	500,864	0.6%
#PepsiCo, Inc.	9,100	551,005	0.6%
Procter & Gamble Co.	16,400	951,200	1.1%
Wal-Mart Stores, Inc.	20,336	1,010,292	1.2%
Other Securities		3,617,519	4.2%

Total Consumer Staples		7,784,899	9.1%

Energy — (8.7%)
Anadarko Petroleum Corp.	3,900	237,627	0.3%
Apache Corp.	2,500	235,300	0.3%
Chevron Corp.	20,988	1,606,422	1.9%
Devon Energy Corp.	3,800	245,898	0.3%
#Halliburton Co.	7,600	221,996	0.2%
Marathon Oil Corp.	8,000	255,760	0.3%
Occidental Petroleum Corp.	4,500	341,460	0.4%
Schlumberger, Ltd.	7,000	435,400	0.5%
Other Securities		5,620,809	6.6%

Total Energy		9,200,672	10.8%

Financials — (12.6%)
American Express Co.	6,700	233,428	0.3%
Bank of America Corp.	88,165	1,285,446	1.5%
Citigroup, Inc.	61,085	249,838	0.3%
Goldman Sachs Group, Inc.	1,500	255,255	0.3%
JPMorgan Chase & Co.	27,800	1,161,206	1.4%
Morgan Stanley	12,162	390,643	0.5%
State Street Corp.	5,200	218,296	0.2%
Travelers Cos., Inc. (The)	5,200	258,908	0.3%
Wells Fargo & Co.	45,275	1,245,968	1.5%
Other Securities		8,065,499	9.4%

Total Financials		13,364,487	15.7%

Health Care — (8.8%)
Bristol-Myers Squibb Co.	17,431	379,996	0.4%
Johnson & Johnson	22,475	1,327,149	1.6%
#Merck & Co., Inc.	10,800	334,044	0.4%
Pfizer, Inc.	61,190	1,042,066	1.2%
Schering-Plough Corp.	8,925	251,685	0.3%
Other Securities		6,000,357	7.0%

Total Health Care		9,335,297	10.9%

Industrials — (10.2%)
Caterpillar, Inc.	5,100	280,806	0.3%
General Electric Co.	86,850	1,238,481	1.5%

8

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
United Technologies Corp.	8,300	$510,035	0.6%
Other Securities		8,757,860	10.3%

Total Industrials		10,787,182	12.7%

Information Technology — (13.4%)
*Apple, Inc.	3,500	659,750	0.8%
*Cisco Sytems, Inc.	39,930	912,400	1.1%
*Dell, Inc.	17,100	247,779	0.3%
*EMC Corp.	13,700	225,639	0.3%
*Google, Inc.	800	428,896	0.5%
Hewlett-Packard Co.	20,800	987,168	1.1%
Intel Corp.	28,600	546,546	0.6%
International Business Machines Corp.	10,750	1,296,558	1.5%
Microsoft Corp.	51,455	1,426,847	1.7%
#Motorola, Inc.	27,900	239,103	0.3%
QUALCOMM, Inc.	8,700	360,267	0.4%
Other Securities		6,880,409	8.1%

Total Information Technology		14,211,362	16.7%

Materials — (4.2%)
du Pont (E.I.) de Nemours & Co.	7,500	238,650	0.3%
Other Securities		4,144,865	4.8%

Total Materials		4,383,515	5.1%

Telecommunication Services — (1.4%)
Verizon Communications, Inc.	8,750	258,912	0.3%
Other Securities		1,208,347	1.4%

Total Telecommunication Services		1,467,259	1.7%

Utilities — (3.2%)
Other Securities		3,394,913	4.0%

TOTAL COMMON STOCKS		84,782,265	99.4%

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	311,348	311,348	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund LP	20,512,194	20,512,194	24.1%
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $119,779 FNMA 7.000%, 10/01/38, valued at $107,376) to be repurchased at $104,249	$104	104,248	0.1%

TOTAL SECURITIES LENDING COLLATERAL		20,616,442	24.2%

TOTAL INVESTMENTS — (100.0%)
(Cost $107,901,735)		$105,710,055	123.9%

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

9

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,851,929	$750	—	$10,852,679
Consumer Staples	7,784,899	—	—	7,784,899
Energy	9,200,672	—	—	9,200,672
Financials	13,364,487	—	—	13,364,487
Health Care	9,335,000	297	—	9,335,297
Industrials	10,787,182	—	—	10,787,182
Information Technology	14,211,362	—	—	14,211,362
Materials	4,383,515	—	—	4,383,515
Telecommunication Services	1,467,259	—	—	1,467,259
Utilities	3,394,913	—	—	3,394,913
Temporary Cash Investments	311,348	—	—	311,348
Securities Lending Collateral	—	20,616,442	—	20,616,442

TOTAL	$85,092,566	$20,617,489	—	$105,710,055

See accompanying Notes to Financial Statements.

10

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.0%)
AUSTRALIA — (6.1%)
Australia & New Zealand Banking Group, Ltd	9,752	$198,903	0.3%
#BHP Billiton, Ltd. Sponsored ADR	6,500	426,270	0.6%
Rio Tinto, Ltd.	3,678	203,874	0.3%
Westpac Banking Corp. Sponsored ADR	2,200	257,884	0.3%
Other Securities		4,078,738	5.5%

TOTAL AUSTRALIA		5,165,669	7.0%

AUSTRIA — (0.4%)
Other Securities		331,332	0.4%

BELGIUM — (0.7%)
Other Securities		601,717	0.8%

CANADA — (5.8%)
EnCana Corp	3,556	197,181	0.3%
#Royal Bank of Canada	4,927	249,526	0.3%
Suncor Energy, Inc.	8,075	268,060	0.4%
Talisman Energy, Inc.	12,900	220,077	0.3%
#Toronto Dominion Bank	4,200	239,412	0.3%
Other Securities		3,695,608	5.0%

TOTAL CANADA		4,869,864	6.6%

DENMARK — (0.6%)
Other Securities		532,351	0.7%

FINLAND — (1.3%)
Other Securities		1,108,792	1.5%

FRANCE — (7.6%)
BNP Paribas SA	3,877	292,070	0.4%
Schneider Electric SA	2,315	240,734	0.3%
Societe Generale Paris SA	3,864	256,646	0.4%
Total SA Sponsored ADR	5,325	319,873	0.4%
Vivendi SA	8,670	240,526	0.3%
Other Securities		5,088,921	6.9%

TOTAL FRANCE		6,438,770	8.7%

GERMANY — (4.9%)
Allianz SE	1,837	210,429	0.3%
E.ON AG	5,865	224,086	0.3%
Siemens AG Sponsored ADR	3,800	342,076	0.4%
Other Securities		3,334,519	4.5%

TOTAL GERMANY		4,111,110	5.5%

GREECE — (0.7%)
Other Securities		576,561	0.8%

HONG KONG — (1.5%)
Other Securities		1,253,021	1.7%

IRELAND — (0.3%)
Other Securities		265,876	0.4%

ITALY — (2.1%)
Other Securities		1,814,140	2.5%

JAPAN — (19.3%)
Honda Motor Co., Ltd. Sponsored ADR	8,100	250,857	0.3%

11

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (Continued)
Panasonic Corp. Sponsored ADR	13,800	$196,926	0.3%
Sony Corp. Sponsored ADR	9,426	277,030	0.4%
Toyota Motor Corp. Sponsored ADR	6,600	520,674	0.7%
Other Securities		15,103,939	20.4%

TOTAL JAPAN		16,349,426	22.1%

NETHERLANDS — (2.8%)
*ING Groep NV Sponsored ADR	27,125	349,913	0.5%
Philips Electronics NV ADR	10,400	260,936	0.3%
Other Securities		1,775,585	2.4%

TOTAL NETHERLANDS		2,386,434	3.2%

NEW ZEALAND — (0.1%)

Other Securities		109,488	0.2%

NORWAY — (1.0%)

Other Securities		832,587	1.1%

PORTUGAL — (0.4%)

Other Securities		306,147	0.4%

SINGAPORE — (0.8%)
Other Securities		687,831	0.9%

SPAIN — (3.4%)
Banco Bilbao Vizcaya SA Sponsored ADR	24,691	439,500	0.6%
Banco Santander SA	22,685	365,053	0.5%
Banco Santander SA Sponsored ADR	22,000	353,320	0.5%
Telefonica SA Sponsored ADR	3,475	291,657	0.4%
Other Securities		1,388,556	1.8%

TOTAL SPAIN		2,838,086	3.8%

SWEDEN — (1.9%)
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	19,400	201,760	0.3%
Other Securities		1,385,317	1.8%

TOTAL SWEDEN		1,587,077	2.1%

SWITZERLAND — (6.0%)
Credit Suisse Group AG Sponsored ADR	9,000	479,700	0.7%
#*Holcim, Ltd.	5,017	319,306	0.4%
Nestle SA	9,735	452,693	0.6%
Novartis AG ADR	9,200	477,940	0.6%
Roche Holding AG Genusschein	2,774	444,292	0.6%
*UBS AG	13,142	219,139	0.3%
*UBS AG ADR	12,900	214,011	0.3%
Other Securities		2,461,578	3.3%

TOTAL SWITZERLAND		5,068,659	6.8%

UNITED KINGDOM — (19.3%)
*Anglo American P.L.C.	10,705	387,340	0.5%
#AstraZeneca P.L.C. Sponsored ADR	6,200	278,442	0.4%
*Barclays P.L.C.	47,118	246,949	0.3%
BG Group P.L.C.	13,460	231,691	0.3%
BP P.L.C.	39,698	371,981	0.5%
*BP P.L.C. Sponsored ADR	14,482	819,971	1.1%
GlaxoSmithKline P.L.C. Sponsored ADR	12,750	524,790	0.7%
HSBC Holdings P.L.C. Sponsored ADR	19,430	1,076,228	1.5%
*Rolls-Royce Group P.L.C.	31,147	229,704	0.3%
Royal Dutch Shell P.L.C. ADR	6,300	366,408	0.5%
SABmiller P.L.C.	7,729	202,590	0.3%

12

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Standard Chartered P.L.C.	13,888	$340,701	0.5%
Tesco P.L.C.	37,420	250,204	0.3%
Vodafone Group P.L.C. Sponsored ADR	29,900	663,481	0.9%
*Xstrata P.L.C.	34,079	490,859	0.7%
Other Securities		9,881,680	13.3%

TOTAL UNITED KINGDOM		16,363,019	22.1%

TOTAL COMMON STOCKS		73,597,957	99.3%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		—	0.0%

GERMANY — (0.0%)
Other Securities		636	0.0%

HONG KONG — (0.0%)
Other Securities		444	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		377	0.0%

TOTAL RIGHTS/WARRANTS		1,457	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $500,000 FNMA 5.00%, 08/25/18, valued at $390,776) to be repurchased at $385,006	$385	385,000	0.5%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.5%)
§@DFA Short Term Investment Fund LP	9,573,675	9,573,675	12.9%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,066,991) to be repurchased at $1,046,076	$1,046	1,046,070	1.4%

TOTAL SECURITIES LENDING COLLATERAL		10,619,745	14.3%

TOTAL INVESTMENTS — (100.0%) (Cost $84,854,103)		$84,604,159	114.1%

13

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$688,892	$4,476,777	—	$5,165,669
Austria	—	331,332	—	331,332
Belgium	—	601,717	—	601,717
Canada	4,869,864	—	—	4,869,864
Denmark	103,680	428,671	—	532,351
Finland	171,862	936,930	—	1,108,792
France	889,931	5,548,839	—	6,438,770
Germany	772,700	3,338,410	—	4,111,110
Greece	58,366	518,195	—	576,561
Hong Kong	—	1,253,021	—	1,253,021
Ireland	44,502	221,374	—	265,876
Italy	173,117	1,641,023	—	1,814,140
Japan	2,266,429	14,082,997	—	16,349,426
Netherlands	855,131	1,531,303	—	2,386,434
New Zealand	5,376	104,112	—	109,488
Norway	127,764	704,823	—	832,587
Portugal	—	306,147	—	306,147
Singapore	—	687,831	—	687,831
Spain	1,170,927	1,667,159	—	2,838,086
Sweden	201,760	1,385,317	—	1,587,077
Switzerland	1,432,399	3,636,260	—	5,068,659
United Kingdom	5,485,853	10,877,166	—	16,363,019
Rights/Warrants
Belgium	—	—	—	—
Germany	—	636	—	636
Hong Kong	—	444	—	444
United Kingdom	377	—	—	377
Temporary Cash Investments	—	385,000	—	385,000
Securities Lending Collateral	—	10,619,745	—	10,619,745

TOTAL	$19,318,930	$65,285,229	—	$84,604,159

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
ASSETS:
Investments at Value (including $19,127 and $10,040 of securities on loan, respectively)	$84,782	$73,599
Temporary Cash Investments at Value & Cost	311	385
Collateral Received from Securities on Loan at Value & Cost	20,617	10,620
Foreign Currencies at Value	—	117
Cash	—	15
Receivables:
Investment Securities Sold	9	—
Dividends, Interest and Tax Reclaims	59	151
Securities Lending Income	6	5
Fund Shares Sold	160	23
Unrealized Gain on Foreign Currency Contracts	—	1
Prepaid Expenses and Other Assets	16	14

Total Assets	105,960	84,930

LIABILITIES:
Payables:
Upon Return of Securities Loaned	20,617	10,620
Investment Securities Purchased	—	144
Fund Shares Redeemed	10	2
Due to Advisor	22	25
Accrued Expenses and Other Liabilities	12	15

Total Liabilities	20,661	10,806

NET ASSETS	$85,299	$74,124

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	10,471,194	9,630,394

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.15	$7.70

Investments at Cost	$86,974	$73,849

Foreign Currencies at Cost	$—	$123

NET ASSETS CONSIST OF:
Paid-In Capital	$91,661	$75,372
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	171	224
Accumulated Net Realized Gain (Loss)	(4,341)	(1,217)
Net Unrealized Foreign Exchange Gain (Loss)	—	1
Net Unrealized Appreciation (Depreciation)	(2,192)	(256)

NET ASSETS	$85,299	$74,124

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $130, respectively)	$1,373	$1,581
Interest	6	3
Income from Securities Lending	122	86

Total Investment Income	1,501	1,670

Expenses
Investment Advisory Services Fees	185	223
Accounting & Transfer Agent Fees	28	32
Custodian Fees	17	32
Filing Fees	29	28
Shareholders’ Reports	11	9
Directors’/Trustees’ Fees & Expenses	2	2
Organizational & Offering Costs	13	13
Professional Fees	3	2
Other	12	9

Total Expenses	300	350

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(63)	(47)

Net Expenses	237	303

Net Investment Income (Loss)	1,264	1,367

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,213)	(1,126)
Futures	59	—
Foreign Currency Transactions	—	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	12,352	16,790
Translation of Foreign Currency Denominated Amounts	—	(13)

Net Realized and Unrealized Gain (Loss)	9,198	15,674

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,462	$17,041

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio		International Sustainability Core 1 Portfolio
	Year Ended Oct. 31, 2009	Period March 12, 2008(a) to Oct. 31, 2008	Year Ended Oct. 31, 2009	Period March 12, 2008(a) to Oct. 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,264	$507	$1,367	$580
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,213)	(1,187)	(1,126)	(91)
Futures	59	—	—	—
Foreign Currency Transactions	—	—	23	(30)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	12,352	(14,544)	16,790	(17,046)
Translation of Foreign Currency Denominated Amounts	—	—	(13)	14

Net Increase (Decrease) in Net Assets Resulting from Operations	10,462	(15,224)	17,041	(16,573)

Distributions From:
Net Investment Income:
Institutional Shares	(1,298)	(338)	(1,340)	(412)

Total Distributions	(1,298)	(338)	(1,340)	(412)

Capital Share Transactions (1):
Shares Issued	49,384	75,889	39,030	62,957
Shares Issued in Lieu of Cash Distributions	1,281	337	1,329	412
Shares Redeemed	(25,724)	(9,470)	(19,591)	(8,729)

Net Increase (Decrease) from Capital Share Transactions	24,941	66,756	20,768	54,640

Total Increase (Decrease) in Net Assets	34,105	51,194	36,469	37,655
Net Assets
Beginning of Period	51,194	—	37,655	—

End of Period	$85,299	$51,194	$74,124	$37,655

(1) Shares Issued and Redeemed:
Shares Issued	7,147	7,935	6,428	7,479
Shares Issued in Lieu of Cash Distributions	186	34	206	43
Shares Redeemed	(3,790)	(1,041)	(3,277)	(1,249)

Net Increase (Decrease) from Shares Issued and Redeemed	3,543	6,928	3,357	6,273

Undistributed Net Investment Income
(Distributions in Excess of Net Investment
Income)	$171	$192	$224	$161

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	U.S. Sustainability Core 1 Portfolio				International Sustainability Core 1 Portfolio
	Year Ended Oct. 31, 2009		Period March 12, 2008(a) to Oct. 31, 2008		Year Ended Oct. 31, 2009		Period March 12, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$7.39		$10.00		$6.00		$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.10	(A)	0.16	(A)	0.17	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.77		(2.64)		1.70		(4.03)

Total from Investment Operations	0.91		(2.54)		1.86		(3.86)

Less Distributions
Net Investment Income	(0.15)		(0.07)		(0.16)		(0.14)

Total Distributions	(0.15)		(0.07)		(0.16)		(0.14)

Net Asset Value, End of Period	$8.15		$7.39		$7.70		$6.00

Total Return	12.69%		(25.62	)%(C)	31.56%		(39.13	)%(C)

Net Assets, End of Period (thousands)	$85,299		$51,194		$74,124		$37,655
Ratio of Expenses to Average Net Assets	0.37%		0.37%	(B)(D)	0.57%		0.57%	(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.47%		0.61%	(B)(D)	0.66%		1.00%	(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.97%		1.74%	(B)(D)	2.57%		3.18%	(B)(D)
Portfolio Turnover Rate	18%		12%	(C)	7%		2%	(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, two of which, the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio (the “Portfolios”) are included in this report. The remaining fifty-five portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Sustainability Core 1 Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Sustainability Core 1 Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Sustainability Core 1 Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Sustainability Core 1 Portfolio’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that

19

market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Sustainability Core 1 Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Sustainability Core 1 Portfolio uses fair value pricing, the values assigned to the International Sustainability Core 1 Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the International Sustainability Core 1 Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Sustainability Core 1 Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged.

20

Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Sustainability Core 1 Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Sustainability Core 1 Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Portfolios. For the year ended October 31, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.29% and 0.42% of average daily net assets for the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio, respectively.

Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio to 0.37% and 0.57%, respectively, of each Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Portfolio’s Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2010, and shall continue in effect from year to year for one-year periods thereafter unless terminated by the Fund or the Advisor. At October 31, 2009, approximately $134 and $126 (in thousands) of previously waived fees are subject to future recovery by the Advisor for U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio, respectively, over periods not exceeding October 31, 2012.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities or the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Sustainability Core 1 Portfolio	$2
International Sustainability Core 1 Portfolio	2

21

E. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	$37,031	$11,672
International Sustainability Core 1 Portfolio	24,864	3,732

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to currency gain/loss reclass, non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Sustainability Core 1 Portfolio	$(13)	$13	—
International Sustainability Core 1 Portfolio	(13)	36	$(23)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio	$1,298	—	$1,298
International Sustainability Core 1 Portfolio	1,341	—	1,341

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
U.S. Sustainability Core 1 Portfolio	$173	—	$(4,346)	$(4,173)
International Sustainability Core 1 Portfolio	225	—	(1,200)	(975)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of

22

October 31, 2009, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

	Expires on October 31,
	2016	2017	Total
U.S. Sustainability Core 1 Portfolio	$1,192	$3,154	$4,346
International Sustainability Core 1 Portfolio	75	1,125	1,200

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$107,897	$7,314	$(9,501)	$(2,187)
International Sustainability Core 1 Portfolio	84,870	7,324	(7,590)	(266)

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax position and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Futures Contracts:    The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures

23

contract, the Portfolios deposit cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Portfolios had no outstanding futures contracts.

The following is a summary of the Portfolios’ location and value of realized gains and losses on the Portfolios’ Statements of Operations for the Portfolios’ derivative instrument holdings through the year ended October 31, 2009 (amounts in thousands):

		Realized Gain (Loss) on Derivatives Recognized in Income
	Location on the Statement of Operations	Equity Contracts
	Net Realized Gain (Loss) on:
U.S. Sustainability Core 1 Portfolio*	Futures	$59

* As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Portfolio had limited activity in these transactions.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Sustainability Core 1 Portfolio	1.92%	$390	35	$1	$1,662

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

24

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
International Sustainability Core 1 Portfolio	0.92%	$478	34	—	$1,643

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2009.

I. Securities Lending:

As of October 31, 2009, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios’ investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

At October 31, 2009, three shareholders held 98% of the outstanding shares of U.S. Sustainability Core 1 Portfolio and three shareholders held 98% of the outstanding shares of the International Sustainability Core 1 Portfolio.

25

One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the portfolios, as defined, and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolios”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

27

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain/ WithHold
Proposal 1: Election of Directors for DFAIDG*

1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

	Shares Voted						Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/ WithHold	%	For	Against	Abstain/ WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

* Results are for all Portfolios within DFAIDG

U.S. Sustainability Core 1 Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	For	Against	Abstain/ WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	4,159,111	93.42%	48,306	1.08%	244,829	5.50%	49.21%	0.57%	2.90%
5b	Making Loans	4,159,111	93.42%	48,306	1.08%	244,829	5.50%	49.21%	0.57%	2.90%
5c	Investments in Real Estate	4,152,075	93.26%	48,306	1.08%	251,865	5.66%	49.13%	0.57%	2.98%
5d	Investments in Commodities	4,159,111	93.42%	48,306	1.08%	244,829	5.50%	49.21%	0.57%	2.90%
5e	Diversification of Investments	4,159,111	93.42%	48,306	1.08%	244,829	5.50%	49.21%	0.57%	2.90%

International Sustainability Core 1 Portfolio

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	For	Against	Abstain/ WithHold
Proposals:

5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	4,307,512	95.03%	53,503	1.18%	171,688	3.79%	55.11%	0.68%	2.20%
5b	Making Loans	4,307,512	95.03%	53,503	1.18%	171,688	3.79%	55.11%	0.68%	2.20%
5c	Investments in Real Estate	4,307,512	95.03%	53,503	1.18%	171,688	3.79%	55.11%	0.68%	2.20%
5d	Investments in Commodities	4,307,512	95.03%	53,503	1.18%	171,688	3.79%	55.11%	0.68%	2.20%
5e	Diversification of Investments	4,307,512	95.03%	53,503	1.18%	171,688	3.79%	55.11%	0.68%	2.20%

28

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

29

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).
Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies

Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

30

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth

Chairman, Director, Chief

Executive Officer and

President of DFAIDG, DIG

and DEM. Chairman,

Trustee, Chief Executive

Officer, Chief Investment

Officer and President of

DFAITC.

6300 Bee Cave Road,

Building One

Austin, Texas 78746

Age: 62

	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto

Director, Chief Investment

Officer and Vice President

of DFAIDG, DIG and

DEM.

Trustee, Chief Investment Officer and Vice President

of DFAITC

6300 Bee Cave Road,

Building One

Austin, TX 78746

Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

31

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008

Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

32

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009

Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007

Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003

Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

33

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009

Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

34

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

35

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

36

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

37

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each portfolio is designating the following items with regard to distributions paid during the period. For the period November 1, 2008 to October 31, 2008, each Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and accordingly, are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Foreign Source Income(4)	Qualifying Interest Income(5)	Qualifying Short-Term Capital Gain(6)
U.S. Sustainability Core 1 Portfolio	100%	—	—	100%	100%	100%	—	0%	100%	100%
International Sustainability Core 1 Portfolio	100%	—	—	100%	100%	100%	8%	128%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

38

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth

Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedule of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have been generally fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2009.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHART

DFA International Value ex Tobacco Portfolio vs.

MSCI World ex USA Index (net dividends)

June 30, 2008-October 31, 2009

2

DIMENSIONAL INVESTMENT GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

3

International Equity Portfolio Performance Overview

DFA International Value ex Tobacco Portfolio

The DFA International Value ex Tobacco Portfolio seeks to capture the returns of international large company value stocks while excluding tobacco companies. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Portfolio held 299 stocks in 22 developed countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Portfolio’s assets.

As a result of the Portfolio’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, value stocks outperformed growth stocks in international developed markets. Total returns were 33.74% for the Portfolio and 27.83% for the MSCI World ex USA Index (net dividends). The Portfolio’s greater allocation than the Index to value stocks (73% on average vs. 26% in the Index) added approximately 5.1% to the relative performance.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

Six Months Ended October 31, 2009

EXPENSE TABLES

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,345.70	0.60%	$3.55
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.60%	$3.06

*

Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the expenses paid during the period.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA International Value ex Tobacco Portfolio
Consumer Discretionary	11.9%
Consumer Staples	4.5%
Energy	7.4%
Financials	41.2%
Health Care	0.3%
Industrials	11.9%
Information Technology	4.2%
Materials	10.9%
Telecommunication Services	7.1%
Utilities	0.6%

100.0%

6

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (4.0%)
Australia & New Zealand Banking Group, Ltd.	21,432	$437,130	0.9%
National Australia Bank, Ltd.	17,005	449,300	0.9%
Wesfarmers, Ltd.	17,339	432,665	0.9%
Other Securities		1,018,896	2.0%

TOTAL AUSTRALIA		2,337,991	4.7%

AUSTRIA — (0.3%)
Other Securities		152,151	0.3%

BELGIUM — (0.5%)
Other Securities		318,147	0.6%

CANADA — (6.2%)
#Bank of Montreal	7,662	354,475	0.7%
Sun Life Financial, Inc.	10,150	280,754	0.6%
*Teck Resources, Ltd. Class B	9,325	270,688	0.6%
#Toronto Dominion Bank	10,700	609,931	1.2%
Other Securities		2,090,112	4.2%

TOTAL CANADA		3,605,960	7.3%

DENMARK — (1.3%)
Other Securities		729,118	1.5%

FINLAND — (0.6%)
Other Securities		362,321	0.7%

FRANCE — (8.0%)
AXA SA Sponsored ADR	37,500	930,000	1.9%
BNP Paribas SA	7,111	535,701	1.1%
#Compagnie de Saint-Gobain SA	7,635	372,051	0.7%
Credit Agricole SA	22,096	423,252	0.8%
Societe Generale Paris SA	12,481	828,986	1.7%
Other Securities		1,577,002	3.2%

TOTAL FRANCE		4,666,992	9.4%

GERMANY — (7.0%)
Allianz SE	7,152	819,264	1.7%
#Bayerische Motoren Werke AG	11,216	548,668	1.1%
Daimler AG	11,799	569,066	1.1%
Deutsche Telekom AG	65,866	896,693	1.8%
Munchener Rueckversicherungs-Gesellschaft AG	2,860	452,489	0.9%
Other Securities		836,607	1.7%

TOTAL GERMANY		4,122,787	8.3%

GREECE — (0.4%)
Other Securities		237,897	0.5%

HONG KONG — (2.8%)
Cheung Kong Holdings, Ltd.	25,210	321,542	0.7%
Hutchison Whampoa, Ltd.	79,000	554,492	1.1%
Other Securities		760,001	1.5%

TOTAL HONG KONG		1,636,035	3.3%

IRELAND — (0.2%)
Other Securities		111,285	0.2%

See accompanying Notes to Financial Statements.

7

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.3%)
#*Intesa Sanpaolo SpA	92,985	$391,325	0.8%
Telecom Italia SpA	259,453	412,176	0.8%
Unione di Banche Italiane ScpA	20,410	291,534	0.6%
Other Securities		276,070	0.6%

TOTAL ITALY		1,371,105	2.8%

JAPAN — (13.6%)
FUJIFILM Holdings Corp.	14,000	398,010	0.8%
*Hitachi, Ltd. Sponsored ADR	8,465	271,980	0.6%
*Nissan Motor Co., Ltd.	59,700	431,998	0.9%
#Ricoh Co., Ltd.	19,000	258,214	0.5%
Sony Corp. Sponsored ADR	15,600	458,484	0.9%
Sumitomo Corp.	27,400	265,991	0.5%
Other Securities		5,910,187	11.9%

TOTAL JAPAN		7,994,864	16.1%

NETHERLANDS — (4.8%)
ArcelorMittal NV	16,689	564,798	1.1%
*ING Groep NV	39,432	513,153	1.0%
Philips Electronics NV	42,264	1,061,706	2.2%
Other Securities		691,947	1.4%

TOTAL NETHERLANDS		2,831,604	5.7%

NEW ZEALAND — (0.2%)
Other Securities		110,976	0.2%

NORWAY — (1.3%)
#*DnB NOR ASA Series A	24,019	275,151	0.6%
#Orkla ASA	29,400	271,796	0.5%
Other Securities		231,405	0.5%

TOTAL NORWAY		778,352	1.6%

PORTUGAL — (0.1%)
Other Securities		83,810	0.2%

SINGAPORE — (1.3%)
DBS Group Holdings, Ltd.	32,860	300,918	0.6%
Other Securities		436,299	0.9%

TOTAL SINGAPORE		737,217	1.5%

SPAIN — (4.7%)
Banco Popular Espanol SA	29,995	267,186	0.6%
Banco Santander SA	80,470	1,294,944	2.6%
Repsol YPF SA Sponsored ADR	24,740	658,084	1.3%
Other Securities		534,704	1.1%

TOTAL SPAIN		2,754,918	5.6%

SWEDEN — (3.3%)
#Nordea Bank AB	61,871	664,087	1.3%
#Telefonaktiebolaget LM Ericsson AB Series B	55,925	584,295	1.2%
Other Securities		692,956	1.4%

TOTAL SWEDEN		1,941,338	3.9%

SWITZERLAND — (5.6%)
Credit Suisse Group AG Sponsored ADR	20,350	1,084,655	2.2%
#*Holcim, Ltd.	10,746	683,927	1.4%
Zurich Financial Services AG	3,698	846,815	1.7%

See accompanying Notes to Financial Statements.

8

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (Continued)
Other Securities		$675,828	1.3%

TOTAL SWITZERLAND		3,291,225	6.6%

UNITED KINGDOM — (15.6%)
Aviva P.L.C.	46,172	288,721	0.6%
*Barclays P.L.C. Sponsored ADR	13,600	284,240	0.6%
#HSBC Holdings P.L.C. Sponsored ADR	19,983	1,106,858	2.2%
Kingfisher P.L.C.	75,933	277,544	0.6%
Pearson P.L.C. Sponsored ADR	27,500	374,275	0.7%
#Royal Dutch Shell P.L.C. ADR	34,106	1,983,605	4.0%
Vodafone Group P.L.C. Sponsored ADR	88,600	1,966,034	4.0%
*Xstrata P.L.C.	32,069	461,908	0.9%
Other Securities		2,407,053	4.8%

TOTAL UNITED KINGDOM		9,150,238	18.4%

TOTAL COMMON STOCKS		49,326,331	99.4%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $120,000 FHLMC 6.040% (r), 11/01/36, valued at $77,036) to be repurchased at $75,001	$75	75,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	6,587,592	6,587,592	13.3%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $2,725,310) to be repurchased at $2,671,889	$2,672	2,671,873	5.4%

TOTAL SECURITIES LENDING COLLATERAL		9,259,465	18.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $62,032,055)		$58,660,796	118.2%

See accompanying Notes to Financial Statements.

9

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,337,991	—	$2,337,991
Austria	—	152,151	—	152,151
Belgium	—	318,147	—	318,147
Canada	3,605,960	—	—	3,605,960
Denmark	—	729,118	—	729,118
Finland	—	362,321	—	362,321
France	930,000	3,736,992	—	4,666,992
Germany	762,467	3,360,320	—	4,122,787
Greece	—	237,897	—	237,897
Hong Kong	—	1,636,035	—	1,636,035
Ireland	111,285	—	—	111,285
Italy	—	1,371,105	—	1,371,105
Japan	847,322	7,147,542	—	7,994,864
Netherlands	210,924	2,620,680	—	2,831,604
New Zealand	—	110,976	—	110,976
Norway	—	778,352	—	778,352
Portugal	—	83,810	—	83,810
Singapore	—	737,217	—	737,217
Spain	811,823	1,943,095	—	2,754,918
Sweden	—	1,941,338	—	1,941,338
Switzerland	1,084,655	2,206,570	—	3,291,225
United Kingdom	6,100,770	3,049,468	—	9,150,238
Temporary Cash Investments	—	75,000	—	75,000
Securities Lending Collateral	—	9,259,465	—	9,259,465

TOTAL	$14,465,206	$44,195,590	—	$58,660,796

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $8,847 of securities on loan)	$49,327
Temporary Cash Investments at Value & Cost	75
Collateral Received from Securities on Loan at Value & Cost	9,259
Foreign Currencies at Value	278
Cash	15
Receivables:
Dividends, Interest and Tax Reclaims	78
Securities Lending Income	4
Prepaid Expenses and Other Assets	1

Total Assets	59,037

LIABILITIES:
Payables:
Upon Return of Securities Loaned	9,259
Investment Securities Purchased	120
Due to Advisor	16
Accrued Expenses and Other Liabilities	15

Total Liabilities	9,410

NET ASSETS	$49,627

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,036,762

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.22

Investments at Cost	$52,698

Foreign Currencies at Cost	$280

NET ASSETS CONSIST OF:
Paid-In Capital	$55,739
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	89
Accumulated Net Realized Gain (Loss)	(2,830)
Net Unrealized Foreign Exchange Gain (Loss)	2
Net Unrealized Appreciation (Depreciation)	(3,373)

NET ASSETS	$49,627

(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $134)	$1,486
Interest	2
Income from Securities Lending	79

Total Investment Income	1,567

Expenses
Investment Advisory Services Fees	197
Accounting & Transfer Agent Fees	30
Custodian Fees	13
Filing Fees	2
Shareholders’ Reports	31
Directors’/Trustees’ Fees & Expenses	1
Professional Fees	2
Organizational & Offering Costs	17
Other	16

Total Expenses	309

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(46)

Net Expenses	263

Net Investment Income (Loss)	1,304

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,798)
Foreign Currency Transactions	30
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	15,141
Translation of Foreign Currency Denominated Amounts	1

Net Realized and Unrealized Gain (Loss)	12,374

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,678

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2009	Period June 30, 2008(a) to Oct. 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,304	$309
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,798)	(32)
Foreign Currency Transactions	30	(34)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	15,141	(18,514)
Translation of Foreign Currency Denominated Amounts	1	1

Net Increase (Decrease) in Net Assets Resulting from Operations	13,678	(18,270)

Distributions From:
Net Investment Income	(1,380)	(160)

Total Distributions	(1,380)	(160)

Capital Share Transactions (1):
Shares Issued	11,000	50,062
Shares Issued in Lieu of Cash Distributions	1,380	160
Shares Redeemed	(6,843)	—

Net Increase (Decrease) from Capital Share Transactions	5,537	50,222

Total Increase (Decrease) in Net Assets	17,835	31,792
Net Assets
Beginning of Period	31,792	—

End of Period	$49,627	$31,792

(1) Shares Issued and Redeemed:
Shares Issued	1,757	5,006
Shares Issued in Lieu of Cash Distributions	199	18
Shares Redeemed	(943)	—

Net Increase (Decrease) from Shares Issued and Redeemed	1,013	5,024

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$89	$118

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

Year Ended Oct. 31, 2009	Period June 30, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$6.33	$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.08	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.90	(3.72)

Total from Investment Operations	2.10	(3.64)

Less Distributions
Net Investment Income	(0.21)	(0.03)

Total Distributions	(0.21)	(0.03)
Net Asset Value, End of Period	$8.22	$6.33

Total Return	33.74%	(36.47	)%(C)

Net Assets, End of Period (thousands)	$49,627	$31,792
Ratio of Expenses to Average Net Assets	0.60%	0.60	%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.70%	0.66	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	2.98%	2.18	%(B)(D)
Portfolio Turnover Rate	32%	1	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, one of which, the DFA International Value ex Tobacco Portfolio (the “Portfolio”) is included in this report. The remaining fifty-six portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Portfolio (including over-the-counter securities) is valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Portfolio’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the

15

market values of foreign investments). When the Portfolio uses fair value pricing, the values assigned to the Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses. At October 31, 2009, the total liability for deferred compensation to the Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $1 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

16

The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Portfolio. For the year ended October 31, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.45%.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume expenses of the Portfolio to the extent necessary to reduce the Portfolio’s ordinary operating expenses (not including expenses incurred through an investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.60% of the Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery.

The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial period until March 1, 2010, and then shall continue in effect from year to year thereafter, for one-year period, unless terminated by the Fund or the Advisor. At October 31, 2009, approximately $55 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding October 31, 2012.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$19,439
Sales	13,694

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally

17

accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)	Increase (Decrease) Paid-in-Capital
$47	$(30)	$(17)

The tax character of dividends and distributions declared and paid during the period ended October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2008	$160	—	$160
2009	1,380	—	1,380

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
$94	$(2,751)	$(2,657)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on October 31,
2016	2017	Total
$32	$2,719	$2,751

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$62,116	$4,544	$(7,999)	$(3,455)

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax position and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized

18

tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.92%	$109	11	$—	$214

There were no outstanding borrowings by the Portfolio under this line of credit as of October 31, 2009.

19

H. Securities Lending:

As of October 31, 2009, the Portfolio has securities on loan to brokers/dealers, for which it held cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolio’s investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Other:

At October 31, 2009, three shareholders held 100% of the outstanding shares of the Portfolio.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA International Value ex Tobacco Portfolio and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value ex Tobacco Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, broker, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

21

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors and the amendment of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

	Shares Voted								Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain/ WithHold
Proposal 1: Election of Directors for DFAIDG*
1a David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

	Shares Voted						Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/ WithHold	%	For	Against	Abstain/ WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

*	Results are for all Portfolios within DFAIDG

DFA International Value ex Tobacco Portfolio

	Shares Voted								Percent of Outstanding Shares Voted
	For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain/ WithHold
Proposals:
5 To approve amendments to certain fundamental investment restrictions
5a Borrowing Money	6,836,334	100.00%	—	0.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5b Making Loans	6,836,334	100.00%	—	0.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5c Investments in Real Estate	6,836,334	100.00%	—	0.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5d Investments in Commodities	6,836,334	100.00%	—	0.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5e Diversification of Investments	6,836,334	100.00%	—	0.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%

22

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG -since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

23

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).
Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies

Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

24

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth

Chairman, Director, Chief Executive Officer and

President of DFAIDG, DIG

and DEM. Chairman,

Trustee, Chief Executive

Officer, Chief Investment

Officer and President of

DFAITC.

6300 Bee Cave Road,

Building One

Austin, Texas 78746

Age: 62

	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto

Director, Chief Investment Officer and Vice President

of DFAIDG, DIG and DEM.

Trustee, Chief Investment

Officer and Vice President

of DFAITC

6300 Bee Cave Road,

Building One

Austin, TX 78746

Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

25

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).
Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

26

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).
Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).
Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

27

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).
Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).
David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).
Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Christian Newton Vice President Age: 34	Since 2009	Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.
Gerard K. O’Reilly Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).
Daniel C. Ong Vice President Age: 35	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).
Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

28

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).
David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).
Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).
Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

29

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).
Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

30

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

31

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, the Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Foreign Source Income(4)	Qualifying Interest Income(5)	Qualifying Short-Term Capital Gain(6)
DFA International Value ex Tobacco Portfolio	100%	—	—	100%	100%	100%	8%	116%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain distributions).

(4)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(6)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

32

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees
Fiscal Year Ended October 31, 2009: $863,129
Fiscal Year Ended October 31, 2008: $813,834

(b)	Audit-Related Fees
	Fees for Registrant	Fiscal Year Ended October 31, 2009: $67,448
Fiscal Year Ended October 31, 2008: $69,941

For fiscal years ended October 31, 2009 and October 31, 2008 Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2009: $158,695
Fiscal Year Ended October 31, 2008: $165,000

For the fiscal years ended October 31, 2009 and October 31, 2008, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)	Tax Fees
	Fees for Registrant	Fiscal Year Ended October 31, 2009: $214,262
Fiscal Year Ended October 31, 2008: $233,289

Tax Fees included, for the fiscal years ended October 31, 2009 and October 31, 2008, fees for tax services in connection with the Registrant’s excise tax calculations, limited review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant      Fiscal Year Ended October 31, 2009: $0

Fiscal Year Ended October 31, 2008: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.	The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.	The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.	The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.	Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.	Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.	The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.	The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.	A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.	Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.	The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.	A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2009 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees
Fiscal Year Ended October 31, 2009: $794,935
Fiscal Year Ended October 31, 2008: $918,979

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

T.A. U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

T.A. World ex U.S. Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

The U.S. Large Company Series	Master fund for U.S. Large Company Portfolio

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The DFA International Value Series	Master fund for LWAS/DFA International High Book to Market Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

Emerging Markets Social Core Equity Portfolio	Series of Registrant

U.S. Social Core Equity 2 Portfolio	Series of Registrant

Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant

Tax-Managed U.S. Small Cap Portfolio	Series of Registrant

Tax-Managed DFA International Value Portfolio	Series of Registrant

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Equity Series	Master fund for Tax-Managed U.S. Equity Portfolio

CSTG&E U.S. Social Core Equity 2 Portfolio	Series of Registrant

CSTG&E International Social Core Equity Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

DFA International Value ex Tobacco Portfolio	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
REIT	Real Estate Investment Trust

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
•	Security is being fair valued as of October 31, 2009.
(r)	The adjustable rate shown is effective as of October 31, 2009.
§	Affiliated Fund.
—	Amounts designated as — are either zero or rounded to zero.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (83.3%)
Consumer Discretionary — (15.1%)
*1-800-FLOWERS.COM, Inc.	44,475	$170,784
*4Kids Entertainment, Inc.	49,167	88,501
*99 Cents Only Stores	169,700	1,929,489
*AC Moore Arts & Crafts, Inc.	78,473	375,101
Acme United Corp.	9,799	82,312
*AH Belo Corp.	34,587	141,807
*Aldila, Inc.	26,679	78,970
*Alloy, Inc.	70,029	460,791
#*American Axle & Manufacturing Holdings, Inc.	89,841	538,148
American Greetings Corp. Class A	38,000	772,920
*America’s Car-Mart, Inc.	54,720	1,134,346
#*AnnTaylor Stores Corp.	107,770	1,397,777
#*Arctic Cat, Inc.	55,393	329,034
Ark Restaurants Corp.	7,555	94,286
#*ArvinMeritor, Inc.	107,857	842,363
*Asbury Automotive Group, Inc.	18,700	182,138
*Ascent Media Corp.	4,623	107,207
*Atrinsic, Inc.	8,472	8,387
*Audiovox Corp. Class A	61,217	395,462
#*AutoNation, Inc.	285,685	4,925,209
*Ballantyne Strong, Inc.	36,874	125,372
#Barnes & Noble, Inc.	98,494	1,635,985
*Bassett Furniture Industries, Inc.	45,280	174,781
*Beasley Broadcast Group, Inc.	1,527	5,207
*Beazer Homes USA, Inc.	165,910	728,345
bebe stores, Inc.	62,684	392,402
Belo Corp.	208,714	980,956
*Benihana, Inc.	11,428	70,168
Big 5 Sporting Goods Corp.	92,711	1,367,487
#*BJ’s Restaurants, Inc.	106,656	1,702,230
*Bluegreen Corp.	74,987	215,213
Blyth, Inc.	33,609	1,190,767
Bob Evans Farms, Inc.	32,600	856,402
*Bon-Ton Stores, Inc. (The)	68,534	633,939
Books-A-Million, Inc.	37,411	323,979
*Borders Group, Inc.	182,159	353,388
*Boyd Gaming Corp.	207,087	1,524,160
#*Brookfield Homes Corp.	111,084	625,403
Brown Shoe Co., Inc.	207,468	2,151,443
#*Brunswick Corp.	151,959	1,440,571
*Build-A-Bear-Workshop, Inc.	93,909	486,449
#*Cabela’s, Inc.	285,642	3,590,520
*Cache, Inc.	53,539	257,523
#*California Pizza Kitchen, Inc.	29,905	388,466
#Callaway Golf Co.	156,990	1,073,812
*Canterbury Park Holding Corp.	2,034	14,258
*Caribou Coffee Co., Inc.	28,588	234,136
*Carmike Cinemas, Inc.	39,960	392,807
*Carriage Services, Inc.	42,817	162,705
*Casual Male Retail Group, Inc.	74,715	187,535
*Cavco Industries, Inc.	29,652	901,421
*Charming Shoppes, Inc.	272,090	1,232,568
*Cheesecake Factory, Inc.	61,700	1,121,706
*Chico’s FAS, Inc.	260,866	3,117,349
Christopher & Banks Corp.	135,162	823,137
*Churchill Downs, Inc.	23,920	750,610
Cinemark Holdings, Inc.	382,492	4,433,082
*Citi Trends, Inc.	20,585	542,003

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Clear Channel Outdoor Holdings, Inc.	35,990	$245,452
*Coachmen Industries, Inc.	24,733	28,690
*Coldwater Creek, Inc.	83,600	480,700
#*Collective Brands, Inc.	278,432	5,164,914
*Collectors Universe, Inc.	13,784	103,104
#Columbia Sportswear Co.	51,500	1,959,575
#*Conn’s, Inc.	82,576	521,055
#Cooper Tire & Rubber Co.	245,300	3,743,278
*Core-Mark Holding Co., Inc.	56,429	1,544,462
*Cost Plus, Inc.	200	438
*Craftmade International, Inc.	400	1,056
*CROCS, Inc.	216,799	1,318,138
CSS Industries, Inc.	7,200	146,160
*CTM Media Holdings, Inc. Class A	907	508
*CTM Media Holdings, Inc. Class B	11,095	8,321
*Culp, Inc.	19,935	115,025
*Cumulus Media, Inc.	3,000	6,330
*Cybex International, Inc.	36,000	49,320
#D.R. Horton, Inc.	137,254	1,504,304
*Dana Holding Corp.	280,603	1,588,213
*dELiA*s, Inc.	102,506	217,313
*Delta Apparel, Inc.	5,900	52,156
*Destination Maternity Corp.	22,698	455,095
Dillard’s, Inc.	166,072	2,261,901
*DineEquity, Inc.	52,900	1,119,364
*Dixie Group, Inc.	2,833	8,216
*Dolan Media Co.	23,900	285,366
*Dorman Products, Inc.	2,530	36,989
Dover Downs Gaming & Entertainment, Inc.	12,000	57,000
Dover Motorsports, Inc.	17,300	24,047
#*Dress Barn, Inc. (The)	135,783	2,450,883
*Drew Industries, Inc.	62,469	1,195,657
#*DSW, Inc.	20,775	398,880
#Eastman Kodak Co.	286,034	1,072,628
*EDCI Holdings, Inc.	836	4,857
*Entercom Communications Corp.	51,477	364,457
*Entravision Communications Corp.	27,362	57,460
Ethan Allen Interiors, Inc.	7,900	98,434
#*Ever-Glory International Group, Inc.	815	1,777
*EW Scripps Co.	143,033	909,690
*Exide Technologies	62,109	380,107
*Famous Dave’s of America, Inc.	1,725	10,592
#*Federal Mogul Corp.	56,534	630,354
Finish Line, Inc. Class A	231,108	2,343,435
*Fisher Communications, Inc.	40,043	780,438
Flexsteel Industries, Inc.	7,464	60,234
Foot Locker, Inc.	287,581	3,013,849
FortuNet, Inc.	10,899	14,823
*Franklin Electronic Publishers, Inc.	2,819	6,935
Fred’s, Inc.	97,335	1,152,446
*Full House Resorts, Inc.	17,467	41,921
*Furniture Brands International, Inc.	174,797	742,887
*Gaiam, Inc.	380	2,481
*GameTech International, Inc.	1,700	2,261
*Gaming Partners International Corp.	12,270	55,338
#*Gander Mountain Co.	80,439	401,391
Gannett Co., Inc.	124,376	1,221,372
#*Gaylord Entertainment Co.	114,850	1,726,196
#*Genesco, Inc.	82,147	2,141,572
*G-III Apparel Group, Ltd.	63,741	1,020,493
*Global Traffic Network, Inc.	2,616	11,353

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Gray Television, Inc.	189,477	$331,585
*Great Wolf Resorts, Inc.	69,001	230,463
*Group 1 Automotive, Inc.	84,111	2,138,102
#Harte-Hanks, Inc.	152,558	1,791,031
#*Haverty Furniture Cos., Inc.	83,368	1,009,586
*Hawk Corp.	18,858	262,503
*Heelys, Inc.	114,416	254,004
*Helen of Troy, Ltd.	130,036	2,970,022
*Hollywood Media Corp.	17,128	25,692
Hooker Furniture Corp.	39,103	500,909
#*Hot Topic, Inc.	114,146	878,924
*Iconix Brand Group, Inc.	257,210	2,999,069
International Speedway Corp.	40,631	1,036,497
*Isle of Capri Casinos, Inc.	147,357	1,142,017
*J. Alexander’s Corp.	4,290	18,190
*Jackson Hewitt Tax Service, Inc.	38,265	187,881
*JAKKS Pacific, Inc.	20,099	286,009
#Jarden Corp.	239,973	6,572,860
*Jo-Ann Stores, Inc.	111,790	2,975,850
*Johnson Outdoors, Inc.	1,347	11,786
Jones Apparel Group, Inc.	172,483	3,085,721
*Journal Communications, Inc.	118,986	423,590
*Kenneth Cole Productions, Inc. Class A	45,754	435,121
*Kid Brands, Inc.	73,902	367,293
*Kona Grill, Inc.	813	2,431
KSW, Inc.	12,691	43,657
*K-Swiss, Inc. Class A	86,688	707,374
Lacrosse Footwear, Inc.	499	5,858
*Lakeland Industries, Inc.	27,627	203,335
*Lakes Entertainment, Inc.	85,609	210,598
*Landry’s Restaurants, Inc.	10,400	113,360
•*Lazare Kaplan International, Inc.	3,092	7,730
*La-Z-Boy, Inc.	99,881	709,155
*Leapfrog Enterprises, Inc.	41,600	137,280
*Lee Enterprises, Inc.	106,752	325,594
#Leggett & Platt, Inc.	57,818	1,117,622
#Lennar Corp. Class A	218,488	2,752,949
Lennar Corp. Class B	9,020	87,223
*Liberty Media Corp. Capital Class A	166,331	3,441,388
*Liberty Media Corp. Interactive Class A	296,826	3,366,007
#*Life Time Fitness, Inc.	41,300	890,015
*Lifetime Brands, Inc.	51,568	313,018
*LIN TV Corp.	13,138	51,501
*Lithia Motors, Inc.	71,874	599,429
#*Live Nation, Inc.	199,426	1,328,177
#*Liz Claiborne, Inc.	340,860	1,956,536
*Lodgian, Inc.	10,400	18,304
*Luby’s, Inc.	118,603	423,413
#*M/I Homes, Inc.	69,349	774,628
*Mac-Gray Corp.	16,351	132,934
Marcus Corp.	94,827	1,109,476
*MarineMax, Inc.	67,761	461,452
*MAXXAM, Inc.	2,600	25,610
#*McClatchy Co. (The)	164,260	463,213
*McCormick & Schmick’s Seafood Restaurants, Inc.	68,367	411,569
MDC Holdings, Inc.	23,668	772,050
*Media General, Inc.	117,338	972,732
#Men’s Wearhouse, Inc. (The)	144,734	3,353,487
Meredith Corp.	142,212	3,848,257
*Meritage Homes Corp.	130,250	2,375,760
*Modine Manufacturing Co.	143,734	1,480,460

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Mohawk Industries, Inc.	102,954	$4,409,520
*Monarch Casino & Resort, Inc.	16,627	115,391
*Morton’s Restaurant Group, Inc.	76,039	284,386
*Motorcar Parts of America, Inc.	2,300	12,190
*Movado Group, Inc.	79,223	830,257
*MTR Gaming Group, Inc.	47,163	102,344
#*Multimedia Games, Inc.	124,423	610,917
*Nathan’s Famous, Inc.	789	11,440
National Presto Industries, Inc.	2,162	187,943
*Nautilus, Inc.	100,423	179,757
*Navarre Corp.	4,638	10,714
*New Frontier Media, Inc.	88,551	171,789
*New York & Co., Inc.	208,300	916,520
*O’Charleys, Inc.	101,409	710,877
*Office Depot, Inc.	378,101	2,287,511
*Orbitz Worldwide, Inc.	54,419	284,611
*Orient-Express Hotels, Ltd.	173,965	1,496,099
*Orleans Homebuilders, Inc.	16,969	36,992
*Outdoor Channel Holdings, Inc.	56,330	389,804
#Oxford Industries, Inc.	56,711	1,097,358
*Pacific Sunwear of California, Inc.	354,305	2,140,002
*Palm Harbor Homes, Inc.	40,347	89,167
#*Penske Automotive Group, Inc.	322,318	5,047,500
#Pep Boys - Manny, Moe & Jack (The)	132,734	1,164,077
*Perry Ellis International, Inc.	54,090	739,410
Phillips-Van Heusen Corp.	104,053	4,177,728
#*Pier 1 Imports, Inc.	25,878	91,091
#*Pinnacle Entertainment, Inc.	136,392	1,152,512
*Playboy Enterprises, Inc. Class B	5,750	17,652
#*Pulte Homes, Inc.	166,311	1,498,462
*Quiksilver, Inc.	484,361	963,878
*RC2 Corp.	76,326	996,818
*Reading International, Inc. Class A	8,787	34,797
*Red Lion Hotels Corp.	24,058	114,757
#*Red Robin Gourmet Burgers, Inc.	69,149	1,155,480
Regis Corp.	129,051	2,095,788
#*Rent-A-Center, Inc.	139,700	2,564,892
*Retail Ventures, Inc.	149,079	955,596
RG Barry Corp.	25,404	217,458
*RHI Entertainment, Inc.	600	1,572
*Rick’s Cabaret International, Inc.	45,075	329,498
#*Rocky Brands, Inc.	28,343	235,530
#*Royal Caribbean Cruises, Ltd.	278,627	5,636,624
*Rubio’s Restaurants, Inc.	40,309	293,853
*Ruby Tuesday, Inc.	150,450	1,001,997
*Ruth’s Hospitality Group, Inc.	24,309	75,601
#Ryland Group, Inc.	104,200	1,932,910
*Saga Communications, Inc.	12,163	155,078
#*Saks, Inc.	339,573	1,905,005
*Salem Communications Corp.	4,200	12,894
Scholastic Corp.	83,374	2,073,511
Service Corp. International	386,246	2,653,510
*Shiloh Industries, Inc.	23,652	106,434
*Shoe Carnival, Inc.	59,843	898,243
*Shutterfly, Inc.	11,430	161,163
*Signet Jewelers, Ltd. ADR	45,518	1,147,509
#*Sinclair Broadcast Group, Inc. Class A	77,945	307,103
*Skechers U.S.A., Inc. Class A	153,470	3,348,715
Skyline Corp.	37,410	654,301
*Sonic Automotive, Inc.	79,339	709,291
Spartan Motors, Inc.	152,155	759,253

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Speedway Motorsports, Inc.	190,135	$2,574,428
*Sport Chalet, Inc. Class A	8,807	14,708
Sport Supply Group, Inc.	40,960	422,707
Stage Stores, Inc.	90,600	1,069,080
*Standard Motor Products, Inc.	41,468	346,672
*Standard Pacific Corp.	452,550	1,357,650
*Stanley Furniture, Inc.	47,264	371,495
#*Steak n Shake Co. (The)	133,256	1,552,432
#*Stein Mart, Inc.	35,802	340,119
*Steinway Musical Instruments, Inc.	37,113	434,964
Stewart Enterprises, Inc.	134,341	615,282
*Stoneridge, Inc.	53,740	394,989
*Strattec Security Corp.	1,000	14,000
#Superior Industries International, Inc.	129,800	1,723,744
*Syms Corp.	5,623	39,530
*Systemax, Inc.	36,850	496,738
*Talbots, Inc.	40,500	367,335
*Tandy Brands Accessories, Inc.	5,481	21,650
*Tandy Leather Factory, Inc.	2,055	6,761
*Tenneco, Inc.	3,181	43,325
#*Timberland Co. Class A	64,138	1,037,753
#*Toll Brothers, Inc.	269,219	4,662,873
*TRW Automotive Holdings Corp.	148,565	2,325,042
*Tuesday Morning Corp.	124,489	402,099
*Tween Brands, Inc.	8,300	70,384
#*Unifi, Inc.	288,741	802,700
UniFirst Corp.	37,690	1,586,749
*Universal Electronics, Inc.	9,400	193,640
#*Vail Resorts, Inc.	92,600	3,189,144
*Valassis Communications, Inc.	96,290	1,755,367
*VCG Holding Corp.	58,719	110,392
*Walking Co. Holdings, Inc. (The)	2,871	2,656
*Warnaco Group, Inc.	18,216	738,294
*Wells-Gardner Electronics Corp.	2,193	4,298
Wendy’s/Arby’s Group, Inc.	312,770	1,235,442
*West Marine, Inc.	99,983	761,870
#Whirlpool Corp.	110,030	7,877,048
#Williams-Sonoma, Inc.	28,700	538,986
#*Winnebago Industries, Inc.	1,800	20,700
#Wyndham Worldwide Corp.	271,939	4,636,560
*Zale Corp.	72,700	343,871

Total Consumer Discretionary		268,819,852

Consumer Staples — (2.9%)
*Alliance One International, Inc.	281,128	1,239,774
Andersons, Inc. (The)	43,600	1,352,908
B&G Foods, Inc.	177,127	1,383,362
*Cagle’s, Inc. Class A	5,800	23,200
CCA Industries, Inc.	18,110	82,219
*Central Garden & Pet Co.	92,273	915,348
*Central Garden & Pet Co. Class A	159,338	1,507,337
#*Chiquita Brands International, Inc.	172,958	2,800,190
*Coffee Holding Co., Inc.	600	2,376
*Constellation Brands, Inc. Class A	282,958	4,476,396
Corn Products International, Inc.	104,227	2,937,117
*Craft Brewers Alliance, Inc.	13,320	44,089
Del Monte Foods Co.	386,240	4,171,392
*Elizabeth Arden, Inc.	97,269	1,035,915
Farmer Brothers Co.	38,580	729,162
*Fresh Del Monte Produce, Inc.	51,341	1,114,613
Golden Enterprises, Inc.	8,214	29,735

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#*Great Atlantic & Pacific Tea Co.	98,512	$976,254
Griffin Land & Nurseries, Inc. Class A	12,183	361,713
#*Hain Celestial Group, Inc.	136,153	2,388,124
*HQ Sustainable Maritime Industries, Inc.	20,852	157,850
Imperial Sugar Co.	50,971	636,628
Ingles Markets, Inc.	34,480	530,302
Inter Parfums, Inc.	72,843	894,512
Mannatech, Inc.	27,262	92,691
*MGP Ingredients, Inc.	16,687	72,422
*Monterey Pasta Co.	1,400	3,752
Nash-Finch Co.	22,400	649,152
*Natural Alternatives International, Inc.	6,368	48,015
*NBTY, Inc.	200	7,282
*Nutraceutical International Corp.	53,798	585,322
*Omega Protein Corp.	67,366	280,243
*Pantry, Inc.	75,574	1,066,349
*Parlux Fragrances, Inc.	48,766	94,118
#PepsiAmericas, Inc.	160,714	4,699,277
*Physicians Formula Holdings, Inc.	32,616	71,429
*Prestige Brands Holdings, Inc.	251,830	1,702,371
PriceSmart, Inc.	619	11,947
*Reddy Ice Holdings, Inc.	810	3,200
#Ruddick Corp.	21,772	581,748
*Sanfilippo (John B.) & Son, Inc.	17,226	236,341
Schiff Nutrition International, Inc.	30,060	173,446
*Seneca Foods Corp.	300	8,307
*Smart Balance, Inc.	41,979	221,649
#*Smithfield Foods, Inc.	192,583	2,569,057
Spartan Stores, Inc.	6,410	90,766
*Susser Holdings Corp.	55,256	656,994
Tasty Baking Co.	25,811	165,449
#*TreeHouse Foods, Inc.	65,340	2,443,716
#Universal Corp.	51,454	2,139,972
Weis Markets, Inc.	45,962	1,627,055
*Winn-Dixie Stores, Inc.	142,499	1,580,314

Total Consumer Staples		51,672,900

Energy — (7.1%)
*Allis-Chalmers Energy, Inc.	208,098	724,181
Alon USA Energy, Inc.	154,395	1,296,918
*Approach Resources, Inc.	12,009	93,190
*Atlas Energy, Inc.	45,750	1,197,735
*ATP Oil & Gas Corp.	183,965	3,184,434
*Basic Energy Services, Inc.	69,175	484,225
#Berry Petroleum Corp. Class A	84,369	2,139,598
*Bill Barrett Corp.	64,850	2,009,053
*Bolt Technology Corp.	24,217	246,287
*Boots & Coots, Inc.	41,514	57,704
*Brigham Exploration Co.	163	1,548
*Bristow Group, Inc.	73,079	2,130,253
*Bronco Drilling Co., Inc.	98,505	622,552
*Cal Dive International, Inc.	329,661	2,531,796
*Callon Petroleum Co.	58,196	93,114
#Cimarex Energy Co.	126,477	4,952,839
*Clayton Williams Energy, Inc.	8,289	217,172
*Complete Production Services, Inc.	190,084	1,811,501
*Comstock Resources, Inc.	20,970	861,657
*Contango Oil & Gas Co.	8,300	395,495
*CREDO Petroleum Corp.	3,332	32,454
*Crosstex Energy, Inc.	125,020	702,612
*CVR Energy, Inc.	190,241	2,001,335

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Dawson Geophysical Co.	39,323	$949,650
Delek US Holdings, Inc.	108,979	735,608
*Double Eagle Petroleum Co.	8,405	39,756
*EnCore Acquisition Co.	72,735	2,696,286
#*Exterran Holdings, Inc.	95,984	1,960,953
#Frontier Oil Corp.	81,734	1,132,833
#General Maritime Corp.	81,129	558,979
*Geokinetics, Inc.	31,987	514,351
*GeoMet, Inc.	51,700	97,196
*GeoResources, Inc.	27,832	308,657
*Global Industries, Ltd.	266,118	1,940,000
*Green Plains Renewable Energy, Inc.	5,750	42,378
Gulf Island Fabrication, Inc.	60,520	1,157,142
*GulfMark Offshore, Inc.	57,820	1,599,879
*Gulfport Energy Corp.	25,718	196,228
*Harvest Natural Resources, Inc.	120,069	659,179
#*Helix Energy Solutions Group, Inc.	188,446	2,587,364
#Helmerich & Payne, Inc.	67,800	2,577,756
*Hercules Offshore, Inc.	254,558	1,305,883
*HKN, Inc.	23,492	77,524
Holly Corp.	26,907	780,572
#*Hornbeck Offshore Services, Inc.	57,391	1,395,175
*International Coal Group, Inc.	318,912	1,304,350
#*ION Geophysical Corp.	48,454	185,579
*Key Energy Services, Inc.	295,083	2,157,057
Lufkin Industries, Inc.	7,242	413,156
#*Mariner Energy, Inc.	110,707	1,410,407
*Matrix Service Co.	18,900	167,643
*Mitcham Industries, Inc.	39,592	287,042
*Natural Gas Services Group, Inc.	52,748	889,859
*Newpark Resources, Inc.	362,129	1,090,008
*Oil States International, Inc.	62,200	2,142,168
*OMNI Energy Services Corp.	48,470	68,827
#Overseas Shipholding Group, Inc.	88,953	3,491,405
*OYO Geospace Corp.	1,500	39,375
*Parker Drilling Co.	269,666	1,402,263
#*Patriot Coal Corp.	216,629	2,447,908
#Patterson-UTI Energy, Inc.	230,889	3,597,251
Penn Virginia Corp.	110,600	2,239,650
*Petroleum Development Corp.	51,845	865,812
#*PetroQuest Energy, Inc.	50,087	307,033
*PHI, Inc. Non-Voting	51,565	885,887
*Pioneer Drilling Co.	174,965	1,170,516
#Pioneer Natural Resources Co.	149,975	6,165,472
*Plains Exploration & Production Co.	155,941	4,132,436
*Rex Energy Corp.	121,785	985,241
*Rosetta Resources, Inc.	117,807	1,593,929
Rowan Cos., Inc.	168,046	3,907,070
*SEACOR Holdings, Inc.	38,165	3,101,670
St. Mary Land & Exploration Co.	30,800	1,050,280
*Stone Energy Corp.	78,580	1,204,631
*Superior Energy Services, Inc.	65,088	1,406,552
#*Superior Well Services, Inc.	106,715	1,132,246
*Swift Energy Corp.	74,231	1,572,213
*T-3 Energy Services, Inc.	47,277	946,486
#Tesoro Petroleum Corp.	223,940	3,166,512
*Tetra Technologies, Inc.	113,494	1,073,653
*TGC Industries, Inc.	15,232	66,259
Tidewater, Inc.	78,616	3,275,929
#*Toreador Resources Corp.	59,732	509,514
*Trico Marine Services, Inc.	87,344	532,798

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Union Drilling, Inc.	93,675	$715,677
*Unit Corp.	74,546	2,913,258
*USEC, Inc.	442,599	1,708,432
*Venoco, Inc.	2,700	34,020
#*Western Refining, Inc.	298,300	1,673,463
*Whiting Petroleum Corp.	72,600	4,094,640
#*Willbros Group, Inc.	65,946	866,530

Total Energy		125,493,109

Financials — (18.9%)
#1st Source Corp.	57,475	851,780
21st Century Holding Co.	39,772	182,553
Abington Bancorp, Inc.	120,287	825,169
Advance America Cash Advance Centers, Inc.	74,090	366,005
*Affirmative Insurance Holdings, Inc.	31,787	127,148
*Allegheny Corp.	8,359	2,089,750
Allied World Assurance Co. Holdings, Ltd.	47,109	2,108,599
*Altisource Portfolio Solutions SA	47,715	727,654
#*Amcore Financial, Inc.	68,045	53,756
#American Capital, Ltd.	502,934	1,347,863
*American Equity Investment Life Holding Co.	226,200	1,486,134
American Financial Group, Inc.	221,530	5,449,638
#American National Insurance Co.	31,957	2,668,090
American Physicians Capital, Inc.	27,017	764,041
*American Safety Insurance Holdings, Ltd.	32,808	486,215
#*AmeriCredit Corp.	308,822	5,450,708
Ameris Bancorp	68,468	403,277
*AMERISAFE, Inc.	61,606	1,142,175
*AmeriServe Financial, Inc.	38,161	66,782
AmTrust Financial Services, Inc.	16,165	182,341
*Argo Group International Holdings, Ltd.	83,195	2,825,302
#Arrow Financial Corp.	3,627	92,235
Aspen Insurance Holdings, Ltd.	125,600	3,240,480
#*Asset Acceptance Capital Corp.	109,541	796,363
Associated Banc-Corp.	210,535	2,696,953
Assurant, Inc.	114,981	3,441,381
#Assured Guaranty, Ltd.	208,931	3,464,076
ASTA Funding, Inc.	28,555	186,464
#Astoria Financial Corp.	180,496	1,801,350
Atlantic Coast Federal Corp.	24,764	35,908
*Avatar Holdings, Inc.	40,115	653,874
#*B of I Holding, Inc.	19,797	165,107
Baldwin & Lyons, Inc. Class B	4,725	107,777
#BancFirst Corp.	21,746	785,248
*Bancorp, Inc.	73,527	374,988
#BancorpSouth, Inc.	66,900	1,510,602
#BancTrust Financial Group, Inc.	66,720	214,171
Bank Mutual Corp.	85,949	603,362
Bank of Commerce Holdings	1,700	9,367
*Bank of Florida Corp.	35,333	51,586
*Bank of Granite Corp.	14,486	7,533
#Bank of the Ozarks, Inc.	31,788	723,177
*BankAtlantic Bancorp, Inc.	177,269	260,586
BankFinancial Corp.	110,457	1,042,714
#Banner Corp.	81,753	250,982
Bar Harbor Bankshares	5,142	146,033
*Beneficial Mutual Bancorp, Inc.	1,585	14,661
#Berkshire Hills Bancorp, Inc.	49,107	1,009,149
#Boston Private Financial Holdings, Inc.	354,873	2,111,494
*Broadpoint Gleacher Securities, Inc.	700	4,459
#Brookline Bancorp, Inc.	103,039	1,008,752

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Cadence Financial Corp.	24,893	$41,073
Camco Financial Corp.	511	935
Capital City Bank Group, Inc.	41,322	485,120
Capital Southwest Corp.	15,992	1,187,566
CapitalSource, Inc.	268,753	956,761
#*Capitol Bancorp, Ltd.	68,639	154,438
Cardinal Financial Corp.	133,781	1,090,315
#Carver Bancorp, Inc.	400	2,780
Cascade Financial Corp.	52,897	104,736
#Cash America International, Inc.	21,801	659,698
#Cathay General Bancorp	121,206	1,070,249
Center Bancorp, Inc.	36,484	283,849
*Center Financial Corp.	78,180	329,138
CenterState Banks of Florida, Inc.	3,667	27,612
*Central Jersey Bancorp	11,021	53,452
#*Central Pacific Financial Corp.	121,800	171,738
#Chemical Financial Corp.	44,779	982,899
Cincinnati Financial Corp.	42,527	1,078,485
Citizens Community Bancorp, Inc.	6,167	24,853
#*Citizens, Inc.	65,800	396,774
#City Holding Co.	6,048	184,887
#City National Corp.	80,810	3,044,113
*CNA Surety Corp.	110,891	1,603,484
CoBiz Financial, Inc.	87,303	416,435
Columbia Banking System, Inc.	83,803	1,231,904
#Comerica, Inc.	117,411	3,258,155
#Community Bank System, Inc.	59,854	1,113,883
#Community Trust Bancorp, Inc.	36,322	894,248
Compass Diversified Holdings	14,294	146,228
#*CompuCredit Holdings Corp.	199,220	653,442
*Conseco, Inc.	431,400	2,247,594
Consolidated-Tokoma Land Co.	6,505	223,772
*Cowen Group, Inc.	59,660	450,433
*Crescent Financial Corp.	35,145	143,040
CVB Financial Corp.	74,920	600,109
Danvers Bancorp, Inc.	58,330	800,871
*Dearborn Bancorp, Inc.	11,456	5,613
Delphi Financial Group, Inc. Class A	173,206	3,758,570
Dime Community Bancshares, Inc.	53,094	583,503
#*Dollar Financial Corp.	61,098	1,146,809
Donegal Group, Inc. Class A	54,472	795,291
#*Doral Financial Corp.	27,300	77,532
#*E*TRADE Financial Corp.	168,018	245,306
East West Bancorp, Inc.	244,906	2,211,501
Eastern Insurance Holdings, Inc.	41,651	294,056
EMC Insurance Group, Inc.	34,868	717,583
Employers Holdings, Inc.	14,900	220,818
*Encore Bancshares, Inc.	21,248	163,610
*Encore Capital Group, Inc.	99,497	1,489,470
Endurance Specialty Holdings, Ltd.	92,154	3,316,622
*Enstar Group, Ltd.	4,000	244,000
Enterprise Bancorp, Inc.	630	6,722
Enterprise Financial Services Corp.	26,486	225,926
ESB Financial Corp.	28,944	337,487
ESSA Bancorp, Inc.	72,946	873,164
#F.N.B. Corp.	202,369	1,432,773
Farmers Capital Bank Corp.	800	8,896
FBL Financial Group, Inc. Class A	88,639	1,786,076
Federal Agricultural Mortgage Corp.	39,929	320,630
Fidelity National Financial, Inc.	280,510	3,806,521
*Fidelity Southern Corp.	1,724	6,705

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Financial Federal Corp.	41,142	$840,120
Financial Institutions, Inc.	12,625	133,320
*First Acceptance Corp.	83,671	184,076
First American Corp.	179,565	5,456,980
#First Bancorp (318672102)	125,527	237,246
First Bancorp (318910106)	61,426	832,937
First Busey Corp.	102,901	398,227
First Business Financial Services, Inc.	400	3,716
First Citizens BancShares, Inc.	3,500	521,500
#First Commonwealth Financial Corp.	137,787	723,382
First Community Bancshares, Inc.	8,675	100,977
First Defiance Financial Corp.	37,129	535,400
First Federal Bancshares of Arkansas, Inc.	900	3,384
*First Federal of Northern Michigan Bancorp, Inc.	100	190
First Financial Bancorp	76,065	964,504
First Financial Corp.	31,481	872,968
First Financial Holdings, Inc.	53,318	719,260
First Financial Northwest, Inc.	97,742	578,633
*First Horizon National Corp.	346,956	4,104,489
*First Marblehead Corp. (The)	105,565	206,907
First Merchants Corp.	46,420	284,090
First Mercury Financial Corp.	86,065	1,093,026
First Midwest Bancorp, Inc.	74,273	772,439
First Niagara Financial Group, Inc.	163,835	2,103,641
First Place Financial Corp.	34,734	105,591
#*First Regional Bancorp	18,752	14,814
First Security Group, Inc.	32,786	88,522
First South Bancorp, Inc.	2,188	23,171
#*First State Bancorporation	31,800	31,164
*FirstCity Financial Corp.	32,929	222,271
FirstMerit Corp.	106,974	2,027,157
Flagstone Reinsurance Holdings, Ltd.	139,617	1,528,806
Flushing Financial Corp.	100,939	1,133,545
#FNB United Corp.	6,938	11,448
*Forest City Enterprises, Inc. Class A	147,891	1,289,610
*Forestar Group, Inc.	500	7,380
*FPIC Insurance Group, Inc.	13,855	468,715
Fulton Financial Corp.	264,570	2,185,348
Genworth Financial, Inc.	545,763	5,796,003
German American Bancorp, Inc.	26,575	399,688
GFI Group, Inc.	66,770	343,866
Glacier Bancorp, Inc.	39,596	518,312
#Great Southern Bancorp, Inc.	45,442	1,041,531
#*Greene Bancshares, Inc.	57,597	238,452
*Greenlight Capital Re, Ltd.	23,636	441,048
*Guaranty Bancorp	157,763	206,670
*Hallmark Financial Services, Inc.	90,479	693,974
Hampden Bancorp, Inc.	18,830	204,306
#Hampton Roads Bankshares, Inc.	22,067	45,237
*Hanmi Financial Corp.	161,747	247,473
Hanover Insurance Group, Inc.	99,669	4,192,078
Harleysville Group, Inc.	51,342	1,608,545
Harleysville National Corp.	75,481	434,771
*Harris & Harris Group, Inc.	139,958	600,420
HCC Insurance Holdings, Inc.	177,467	4,683,354
Heartland Financial USA, Inc.	28,341	363,898
*Heritage Commerce Corp.	44,486	117,443
*Heritage Financial Corp.	15,395	192,591
HF Financial Corp.	1,557	16,971
*HFF, Inc.	500	2,750
*Hilltop Holdings, Inc.	249,901	2,958,828

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Home Bancshares, Inc.	32,891	$711,432
Home Federal Bancorp, Inc.	80,150	925,732
HopFed Bancorp, Inc.	6,058	61,428
Horace Mann Educators Corp.	100,406	1,248,047
Huntington Bancshares, Inc.	1,168,996	4,453,875
IBERIABANK Corp.	39,935	1,729,585
Independence Holding Co.	32,276	179,132
#Independent Bank Corp. (453836108)	55,687	1,184,462
#Independent Bank Corp. (453838104)	48,343	57,045
Indiana Community Bancorp	738	6,472
Infinity Property & Casualty Corp.	12,200	471,774
Integra Bank Corp.	33,898	29,152
*International Assets Holding Corp.	4,572	82,250
#International Bancshares Corp.	142,811	2,120,743
#*Intervest Bancshares Corp.	5,509	18,235
*Investment Technology Group, Inc.	43,327	934,563
*Investors Bancorp, Inc.	106,409	1,153,474
#Janus Capital Group, Inc.	12,407	162,780
JMP Group, Inc.	29,735	250,369
#Jones Lang LaSalle, Inc.	24,940	1,168,439
K-Fed Bancorp	15,342	137,004
*Knight Capital Group, Inc.	24,535	413,415
*LaBranche & Co., Inc.	28,200	77,832
#Lakeland Bancorp, Inc.	88,741	539,545
Lakeland Financial Corp.	30,391	625,143
Legacy Bancorp, Inc.	39,923	381,664
#Legg Mason, Inc.	18,100	526,891
LNB Bancorp, Inc.	3,887	21,495
#*Louisiana Bancorp, Inc.	13,988	199,749
#M&T Bank Corp.	22,174	1,393,636
#*Macatawa Bank Corp.	64,525	123,888
MainSource Financial Group, Inc.	70,983	413,831
*Market Leader, Inc.	500	1,000
*MarketAxess Holdings, Inc.	48,977	581,847
*Marlin Business Services Corp.	20,432	137,099
Marshall & Ilsley Corp.	52,900	281,428
#*Maui Land & Pineapple Co., Inc.	10,282	63,131
Max Capital Group, Ltd.	77,509	1,600,561
MB Financial, Inc.	93,786	1,676,894
*MBIA, Inc.	413,714	1,679,679
#MBT Financial Corp.	34,345	69,720
*MCG Capital Corp.	300,690	1,199,753
Meadowbrook Insurance Group, Inc.	193,565	1,302,692
Medallion Financial Corp.	41,953	329,331
Mercantile Bank Corp.	26,124	93,263
Mercer Insurance Group, Inc.	25,510	473,976
Merchants Bancshares, Inc.	14,609	330,456
#Mercury General Corp.	46,037	1,678,509
*Meridian Interstate Bancorp, Inc.	15,294	131,528
*MF Global, Ltd.	245,848	1,750,438
#*MGIC Investment Corp.	247,890	1,068,406
MicroFinancial, Inc.	2,546	8,631
MidSouth Bancorp, Inc.	10,400	150,280
#Montpelier Re Holdings, Ltd.	46,369	749,323
*Nara Bancorp, Inc.	107,081	788,116
*National Financial Partners Corp.	214,972	1,752,022
National Interstate Corp.	9,754	176,645
National Penn Bancshares, Inc.	279,991	1,573,549
National Security Group, Inc.	1,200	9,564
*Navigators Group, Inc.	28,635	1,519,659
#NBT Bancorp, Inc.	25,554	557,077

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Nelnet, Inc. Class A	99,727	$1,399,170
*New Century Bancorp, Inc.	700	3,955
New England Bancshares, Inc.	4,879	25,859
New Hampshire Thrift Bancshares, Inc.	500	4,625
New Westfield Financial, Inc.	98,827	795,557
NewAlliance Bancshares, Inc.	150,612	1,668,781
*NewBridge Bancorp	4,906	11,774
*NewStar Financial, Inc.	174,272	437,423
*North Valley Bancorp	30,505	84,499
Northeast Community Bancorp, Inc.	8,278	55,463
Northfield Bancorp, Inc.	17,470	217,152
Northwest Bancorp, Inc.	68,245	1,501,390
OceanFirst Financial Corp.	34,253	325,404
*Ocwen Financial Corp.	157,602	1,722,590
Old National Bancorp	58,162	603,140
#Old Republic International Corp.	431,692	4,610,471
#Old Second Bancorp, Inc.	53,273	285,011
OneBeacon Insurance Group, Ltd.	59,729	711,970
Oriental Financial Group, Inc.	115,801	1,233,281
#Pacific Capital Bancorp	117,234	151,232
Pacific Continental Corp.	1,219	13,287
*Pacific Mercantile Bancorp	32,459	96,403
#PacWest Bancorp	32,911	558,829
#Park National Corp.	16,231	942,696
Patriot National Bancorp	2,600	4,979
Peapack-Gladstone Financial Corp.	1,785	23,526
*Penson Worldwide, Inc.	115,556	1,126,671
Peoples Bancorp, Inc.	46,950	504,243
#*PHH Corp.	160,348	2,591,224
*Phoenix Cos., Inc. (The)	362,657	1,153,249
*PICO Holdings, Inc.	47,224	1,602,783
*Pinnacle Financial Partners, Inc.	42,222	536,219
*Piper Jaffray Cos., Inc.	6,200	287,618
Platinum Underwriters Holdings, Ltd.	44,905	1,606,252
*PMA Capital Corp.	90,318	431,720
*PMI Group, Inc. (The)	382,972	926,792
#*Portfolio Recovery Associates, Inc.	36,814	1,698,598
*Preferred Bank	63,287	160,115
Premier Financial Bancorp, Inc.	223	1,402
Presidential Life Corp.	61,372	572,601
PrivateBancorp, Inc.	81,632	745,300
*ProAssurance Corp.	38,300	1,925,724
#Prosperity Bancshares, Inc.	95,483	3,417,337
Protective Life Corp.	137,532	2,647,491
Provident Financial Holdings, Inc.	9,392	65,744
Provident Financial Services, Inc.	172,100	1,850,075
Provident New York Bancorp	75,956	647,905
PSB Holdings, Inc.	599	2,216
QC Holdings, Inc.	80,989	421,143
#Radian Group, Inc.	350,927	2,031,867
#Raymond James Financial, Inc.	7,900	186,519
Regions Financial Corp.	2,700	13,068
Reinsurance Group of America, Inc.	119,151	5,492,861
RenaissanceRe Holdings, Ltd.	15,700	824,250
#Renasant Corp.	98,054	1,435,511
*Republic First Bancorp, Inc.	4,250	18,700
Resource America, Inc.	77,197	297,980
*Rewards Network, Inc.	12,896	138,761
*Riverview Bancorp, Inc.	28,496	91,472
RLI Corp.	7,585	379,250
Rockville Financial, Inc.	18,846	195,056

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Rodman & Renshaw Capital Group, Inc.	2,000	$8,560
Rome Bancorp, Inc.	8,525	71,397
#S&T Bancorp, Inc.	15,411	242,723
*Safeguard Scientifics, Inc.	12,320	119,997
Safety Insurance Group, Inc.	33,149	1,109,497
Sanders Morris Harris Group, Inc.	129,233	750,844
#Sandy Spring Bancorp, Inc.	73,271	847,013
SCBT Financial Corp.	28,380	734,191
*Seabright Insurance Holdings	97,849	1,093,952
Seacoast Banking Corp. of Florida	78,532	117,013
Selective Insurance Group, Inc.	150,346	2,303,301
SI Financial Group, Inc.	4,029	17,526
#Sierra Bancorp	13,659	119,243
#Simmons First National Corp. Class A	33,636	984,189
Smithtown Bancorp, Inc.	7,811	80,844
Somerset Hills Bancorp	4,868	38,506
South Financial Group, Inc.	215,155	172,124
*Southern Community Financial Corp.	36,564	85,194
*Southern Connecticut Bancorp, Inc.	500	1,680
*Southern First Bancshares, Inc.	600	4,710
Southwest Bancorp, Inc.	68,296	672,033
*Specialty Underwriters’ Alliance, Inc.	1,400	9,548
#*StanCorp Financial Group, Inc.	70,000	2,569,700
State Auto Financial Corp.	75,985	1,235,516
State Bancorp, Inc.	12,328	94,186
StellarOne Corp.	71,415	757,713
Sterling Bancorp	28,431	191,341
#Sterling Bancshares, Inc.	226,682	1,262,619
#*Sterling Financial Corp.	240,727	192,582
*Stewart Information Services Corp.	68,284	610,459
*Stratus Properties, Inc.	1,122	10,659
Student Loan Corp.	13,300	559,265
*Sun Bancorp, Inc.	79,921	324,479
#*Superior Bancorp	825	1,749
#Susquehanna Bancshares, Inc.	305,093	1,681,062
SWS Group, Inc.	42,110	563,432
#*Synovus Financial Corp.	608,100	1,349,982
*Taylor Capital Group, Inc.	48,813	278,234
Teche Holding Co.	100	3,105
*Texas Capital Bancshares, Inc.	65,887	959,974
Thomas Properties Group, Inc.	12,250	37,118
*Thomas Weisel Partners Group, Inc.	121,227	549,158
#*TIB Financial Corp.	49,952	52,949
*Tidelands Bancshares, Inc.	400	1,400
*TierOne Corp.	57,529	114,483
#TowneBank	22,005	253,938
Transatlantic Holdings, Inc.	115,613	5,838,456
*Tree.com, Inc.	51,185	399,755
*Trenwick Group, Ltd.	38,857	272
TriCo Bancshares	33,576	490,881
#Trustmark Corp.	124,506	2,359,389
#UCBH Holdings, Inc.	8,235	8,070
Umpqua Holdings Corp.	259,999	2,576,590
Union Bankshares Corp.	30,798	379,431
*United America Indemnity, Ltd.	81,916	574,231
#United Bankshares, Inc.	84,746	1,512,716
*United Community Banks, Inc.	158,880	645,053
*United Community Financial Corp.	8,299	12,448
United Financial Bancorp, Inc.	89,952	1,155,883
United Fire & Casualty Co.	62,804	1,097,814
*United PanAm Financial Corp.	22,650	67,950

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*United Security Bancshares	961	$2,402
United Western Bancorp, Inc.	31,871	116,967
Unitrin, Inc.	204,114	4,000,634
Universal Insurance Holdings, Inc.	7,575	40,223
Univest Corp. of Pennsylvania	25,788	495,903
*Validus Holdings, Ltd.	97,207	2,459,337
#*Virginia Commerce Bancorp, Inc.	77,542	311,719
*Virtus Investment Partners, Inc.	2,025	29,686
W. R. Berkley Corp.	107,115	2,647,883
Washington Banking Co.	15,033	141,611
#Washington Federal, Inc.	136,772	2,345,640
#Washington Trust Bancorp, Inc.	36,748	551,955
*Waterstone Financial, Inc.	1,958	6,677
Webster Financial Corp.	227,845	2,576,927
WesBanco, Inc.	51,915	734,597
#Wesco Financial Corp.	2,775	910,200
West Bancorporation	39,050	171,820
West Coast Bancorp	61,650	142,412
*Western Alliance Bancorp	197,128	857,507
White Mountains Insurance Group, Ltd.	15,966	4,952,174
Whitney Holding Corp.	252,932	2,031,044
#Wilmington Trust Corp.	82,249	991,100
#Wilshire Bancorp, Inc.	73,410	516,806
#Wintrust Financial Corp.	103,580	2,921,992
#*World Acceptance Corp.	13,287	333,371
Yadkin Valley Financial Corp.	17,395	64,014
Zenith National Insurance Corp.	78,793	2,247,964
#Zions Bancorporation	178,145	2,522,533
*ZipRealty, Inc.	32,384	121,440

Total Financials		335,421,736

Health Care — (6.1%)
*A.D.A.M., Inc.	10,500	34,440
*Acadia Pharmaceuticals, Inc.	6,904	8,975
*Accelrys, Inc.	63,869	346,809
*Achillion Pharmaceuticals, Inc.	14,300	23,738
*Adolor Corp.	123,595	179,213
*Affymetrix, Inc.	29,600	154,808
*Air Methods Corp.	49,109	1,499,789
*Albany Molecular Research, Inc.	11,902	96,882
*Allied Healthcare International, Inc.	179,905	478,547
*Allion Healthcare, Inc.	130,483	840,311
#*Amedisys, Inc.	7,930	315,535
*American Dental Partners, Inc.	61,759	734,315
*AMICAS, Inc.	66,450	209,317
*AMN Healthcare Services, Inc.	153,365	1,275,997
*Amsurg Corp.	61,453	1,294,815
Analogic Corp.	21,292	795,043
*AngioDynamics, Inc.	108,911	1,644,556
*Anika Therapeutics, Inc.	39,815	291,446
*Animal Health International, Inc.	3,300	8,019
*ARCA Biopharma, Inc.	1,700	4,505
*Arqule, Inc.	6,618	22,170
*Assisted Living Concepts, Inc.	46,370	960,786
*BioClinica, Inc.	30,899	137,810
*Biodel, Inc.	15,480	64,706
*BioScrip, Inc.	164,150	1,237,691
*BMP Sunstone Corp.	40,794	148,490
#*Brookdale Senior Living, Inc.	106,500	1,793,460
*Caliper Life Sciences, Inc.	67,290	148,711
*Cambrex Corp.	108,647	651,882

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cantel Medical Corp.	67,827	$1,089,302
*Capital Senior Living Corp.	123,799	654,897
*Cardiac Science Corp.	50,750	177,625
*Cardiovascular Systems, Inc.	43	210
#*Celera Corp.	111,107	687,752
#*Community Health Systems, Inc.	178,748	5,591,237
*CONMED Corp.	84,860	1,798,183
*Continucare Corp.	27,050	70,871
#Cooper Cos., Inc.	102,600	2,873,826
*Coventry Health Care, Inc.	184,380	3,656,255
*CPEX Pharmaceuticals, Inc.	2,010	18,552
*Cross Country Healthcare, Inc.	73,860	610,084
*Cutera, Inc.	62,530	563,395
*Cynosure, Inc.	17,257	172,915
*Dialysis Corp. of America	200	1,380
*Digirad Corp.	55,781	136,663
#*DUSA Pharmaceuticals, Inc.	434	486
*Dynacq Healthcare, Inc.	5,290	17,034
#*Emeritus Corp.	78,400	1,462,944
*Enzo Biochem, Inc.	22,412	123,490
*ev3, Inc.	339,850	4,003,433
*Exactech, Inc.	24,481	367,215
*Five Star Quality Care, Inc.	113,888	392,914
*Gentiva Health Services, Inc.	84,121	2,018,904
#*Greatbatch, Inc.	55,696	1,095,540
*Hanger Orthopedic Group, Inc.	16,467	227,903
*Harvard Bioscience, Inc.	48,978	177,300
*Health Net, Inc.	67,162	1,001,385
*HealthSpring, Inc.	116,501	1,669,459
*HealthStream, Inc.	51,319	197,065
*HealthTronics, Inc.	144,813	331,622
*Healthways, Inc.	44,024	707,906
*Hi-Tech Pharmacal Co., Inc.	51,123	932,484
*Home Diagnostics, Inc.	73,273	457,956
*I-Flow Corp.	20,200	254,924
*Infinity Pharmaceuticals, Inc.	19,055	106,327
*IntegraMed America, Inc.	21,028	178,738
#Invacare Corp.	136,923	3,071,183
*InVentiv Health, Inc.	54,425	924,136
#*Inverness Medical Innovations, Inc.	131,000	4,979,310
*Kendle International, Inc.	1,500	25,320
Kewaunee Scientific Corp.	6,030	78,149
*Kindred Healthcare, Inc.	47,100	692,370
*King Pharmaceuticals, Inc.	479,100	4,853,283
*K-V Pharmaceutical Co.	13,100	49,780
*Lannet Co., Inc.	14,179	95,283
*LCA-Vision, Inc.	58,998	265,491
*LeMaitre Vascular, Inc.	6,323	26,999
*Lexicon Pharmaceuticals, Inc.	165,656	217,009
*Life Technologies Corp.	560	26,415
#*LifePoint Hospitals, Inc.	99,869	2,829,289
*Magellan Health Services, Inc.	36,068	1,158,865
#*Mannkind Corp.	9,103	47,518
#*Martek Biosciences Corp.	69,611	1,250,214
*Maxygen, Inc.	112,747	629,128
*MedCath Corp.	94,605	776,707
*Medical Action Industries, Inc.	14,678	160,577
*MediciNova, Inc.	802	4,976
Medicis Pharmaceutical Corp. Class A	47,069	996,451
MedQuist, Inc.	5,372	31,050
*MEDTOX Scientific, Inc.	20,489	204,480

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Merge Healthcare, Inc.	12,433	$44,510
*Misonix, Inc.	2,516	6,391
#*Molina Healthcare, Inc.	51,902	971,605
*Nabi Biopharmaceuticals	94,059	305,692
National Healthcare Corp.	14,705	528,939
*NeurogesX, Inc.	2,002	15,796
*Nighthawk Radiology Holdings, Inc.	77,819	466,136
#*NovaMed, Inc.	90,250	363,708
*NxStage Medical, Inc.	67,502	376,661
*Odyssey Healthcare, Inc.	64,686	901,723
#Omnicare, Inc.	136,792	2,964,283
*Omnicell, Inc.	142,721	1,404,375
*OraSure Technologies, Inc.	110,088	358,887
*Osteotech, Inc.	78,816	340,485
*Palomar Medical Technologies, Inc.	68,014	691,022
*Par Pharmaceutical Cos., Inc.	123,330	2,586,230
*PDI, Inc.	13,395	67,243
PerkinElmer, Inc.	10,512	195,628
*Prospect Medical Holdings, Inc.	6,600	26,400
*Providence Service Corp.	12,827	159,824
*Regeneration Technologies, Inc.	213,651	837,512
*RehabCare Group, Inc.	56,830	1,065,562
*Res-Care, Inc.	86,182	1,036,769
*Salix Pharmaceuticals, Ltd.	94,695	1,741,441
*SciClone Pharmaceuticals, Inc.	3,454	8,497
#*Sirona Dental Systems, Inc.	94,625	2,546,359
*Skilled Healthcare Group, Inc.	34,600	278,184
*Solta Medical, Inc.	7,387	16,325
*SonoSite, Inc.	43,903	1,088,355
*Spectranetics Corp.	84,598	482,209
*SRI/Surgical Express, Inc.	1,900	4,484
*Sun Healthcare Group, Inc.	20,331	184,605
*SunLink Health Systems, Inc.	1,800	4,230
*Sunrise Senior Living, Inc.	84,793	352,739
*Symmetry Medical, Inc.	80,321	642,568
Teleflex, Inc.	38,200	1,900,450
*Theragenics Corp.	26,560	35,856
*Tomotherapy, Inc.	146,437	486,171
*Trimeris, Inc.	14,473	51,524
#*Triple-S Management Corp.	38,905	649,714
*Universal American Corp.	288,295	2,882,950
*Vical, Inc.	58,914	181,455
*Viropharma, Inc.	157,007	1,183,833
*Vital Images, Inc.	74,979	855,510
*Watson Pharmaceuticals, Inc.	54,200	1,865,564
*WellCare Health Plans, Inc.	28,777	751,943
Young Innovations, Inc.	22,109	522,878
*Zoll Medical Corp.	26,754	519,563

Total Health Care		107,577,713

Industrials — (12.3%)
#A.O. Smith Corp.	19,375	767,831
*AAR Corp.	131,210	2,573,028
#ABM Industries, Inc.	39,849	748,364
*Acacia Technologies Group	2,100	15,960
*ACCO Brands Corp.	19,566	118,570
Aceto Corp.	59,467	329,447
*AGCO Corp.	133,425	3,750,577
*Air Transport Services Group, Inc.	14,700	38,073
Aircastle, Ltd.	237,580	1,881,634
Alamo Group, Inc.	41,274	565,454

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Alaska Air Group, Inc.	90,980	$2,340,006
Albany International Corp.	45,152	752,232
Alexander & Baldwin, Inc.	95,079	2,741,128
*Allied Defense Group, Inc.	28,681	180,690
*Allied Motion Technologies, Inc.	336	756
*Altra Holdings, Inc.	17,328	151,967
*Amerco, Inc.	82,298	3,478,736
#*American Commercial Lines, Inc.	10,839	232,497
American Railcar Industries, Inc.	84,878	848,780
American Woodmark Corp.	39,878	784,400
Ameron International Corp.	18,628	1,098,679
Ampco-Pittsburgh Corp.	12,000	322,800
*AMREP Corp.	5,136	62,505
#Apogee Enterprises, Inc.	65,470	866,823
Applied Industrial Technologies, Inc.	202,120	4,088,888
*Argon ST, Inc.	35,520	660,672
#Arkansas Best Corp.	53,558	1,382,868
#*Armstrong World Industries, Inc.	72,058	2,684,160
#*Astec Industries, Inc.	38,597	887,731
*AT Cross Co.	9,700	36,375
*ATC Technology Corp.	62,973	1,316,136
*Atlas Air Worldwide Holdings, Inc.	35,011	920,439
#*Avis Budget Group, Inc.	225,991	1,898,324
#Baldor Electric Co.	101,712	2,629,255
*Baldwin Technology Co., Inc. Class A	25,200	44,856
Barnes Group, Inc.	115,388	1,828,900
Barrett Business Services, Inc.	45,395	526,582
*BE Aerospace, Inc.	79,508	1,409,677
Belden, Inc.	62,090	1,424,965
*BlueLinx Holdings, Inc.	102,705	300,926
*Bowne & Co., Inc.	93,262	609,001
Brady Co. Class A	21,017	569,140
Briggs & Stratton Corp.	164,607	3,078,151
*BTU International, Inc.	15,023	76,317
*Builders FirstSource, Inc.	89,374	347,665
#*C&D Technologies, Inc.	68,132	124,682
*CAI International, Inc.	29,836	223,770
Cascade Corp.	9,440	234,490
*Casella Waste Systems, Inc.	76,336	212,977
#*CBIZ, Inc.	18,311	128,909
CDI Corp.	84,925	1,034,386
*CECO Environmental Corp.	28,859	107,644
*Celadon Group, Inc.	106,824	1,042,602
#*Cenveo, Inc.	6,500	46,020
*Ceradyne, Inc.	61,449	990,558
*Chart Industries, Inc.	4,900	96,873
*Chase Corp.	2,628	31,536
CIRCOR International, Inc.	71,716	1,954,261
*Columbus McKinnon Corp.	65,732	1,087,865
#Comfort Systems USA, Inc.	92,822	1,011,760
*Commercial Vehicle Group, Inc.	24,579	116,259
*COMSYS IT Partners, Inc.	6,441	44,121
*Consolidated Graphics, Inc.	57,634	1,156,138
*Cornell Cos., Inc.	54,833	1,252,386
Courier Corp.	31,980	474,263
*Covenant Transportation Group, Inc.	13,225	66,654
*CPI Aerostructures, Inc.	11,910	81,464
*CRA International, Inc.	47,286	1,170,328
Diamond Management & Technology Consultants, Inc.	24,247	143,542
#*Dollar Thrifty Automotive Group, Inc.	50,499	934,736
Ducommun, Inc.	56,442	960,643

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*DXP Enterprises, Inc.	31,700	$363,916
*Dycom Industries, Inc.	175,657	1,735,491
#*Eagle Bulk Shipping, Inc.	279,318	1,323,967
*EMCOR Group, Inc.	47,261	1,116,305
#Encore Wire Corp.	66,507	1,380,020
EnergySolutions, Inc.	24,567	204,889
*EnerSys, Inc.	93,643	2,069,510
Ennis, Inc.	137,495	2,083,049
*EnPro Industries, Inc.	85,717	1,935,490
*Esterline Technologies Corp.	78,483	3,304,919
*ExpressJet Holdings, Inc.	39,445	118,335
Federal Signal Corp.	173,393	1,064,633
*First Advantage Corp.	4,100	72,160
*Flanders Corp.	57,693	290,773
*Flow International Corp.	92,781	223,602
*Franklin Covey Co.	47,750	249,255
Freightcar America, Inc.	51,666	1,218,284
Frozen Food Express Industries, Inc.	3,508	10,173
G & K Services, Inc. Class A	44,370	982,796
*Gardner Denver Machinery, Inc.	28,073	1,008,101
GATX Corp.	97,955	2,662,417
#*Genco Shipping & Trading, Ltd.	64,778	1,288,434
*Gencor Industries, Inc.	16,055	120,412
#*Genesee & Wyoming, Inc.	9,467	274,638
*GEO Group, Inc. (The)	38,705	818,611
*Gibraltar Industries, Inc.	134,957	1,460,235
*GP Strategies Corp.	56,945	400,893
Great Lakes Dredge & Dock Corp.	233,996	1,434,395
*Greenbrier Cos., Inc.	85,859	762,428
*Griffon Corp.	192,823	1,691,058
*H&E Equipment Services, Inc.	151,516	1,606,070
Hardinge, Inc.	49,912	262,038
#HEICO Corp.	3,292	125,195
HEICO Corp. Class A	14,402	444,446
#Heidrick & Struggles International, Inc.	48,600	1,329,696
*Herley Industries, Inc.	6,985	79,000
#*Hertz Global Holdings, Inc.	335,835	3,126,624
#*Hexcel Corp.	3,163	34,793
#*Hoku Scientific, Inc.	12,755	28,061
Horizon Lines, Inc.	42,099	221,020
*Hudson Highland Group, Inc.	103,127	334,131
*Hurco Cos., Inc.	33,284	529,216
*ICT Group, Inc.	62,708	993,922
*Innovative Solutions & Support, Inc.	35,308	161,004
*Insituform Technologies, Inc. Class A	82,846	1,756,335
Insteel Industries, Inc.	55,810	620,607
*Integrated Electrical Services, Inc.	32,843	216,107
#*Interline Brands, Inc.	141,927	2,072,134
International Shipholding Corp.	13,817	458,034
*Intersections, Inc.	28,319	161,418
#*JetBlue Airways Corp.	427,270	2,119,259
*Kadant, Inc.	27,628	356,125
Kaman Corp. Class A	27,215	562,262
*Kansas City Southern	139,228	3,373,494
*Kelly Services, Inc. Class A	138,463	1,534,170
Kennametal, Inc.	141,603	3,336,167
*Key Technology, Inc.	6,076	65,925
*Kforce, Inc.	157,371	1,845,962
Kimball International, Inc. Class B	107,995	809,962
*Korn/Ferry International	46,400	740,544
L.S. Starrett Co. Class A	2,000	20,500

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*LaBarge, Inc.	7,095	$78,754
*Ladish Co., Inc.	58,074	752,639
*Layne Christensen Co.	44,189	1,144,495
*LECG Corp.	96,797	333,950
*LMI Aerospace, Inc.	32,808	353,342
LSI Industries, Inc.	95,561	667,971
*Lydall, Inc.	31,141	155,705
*M&F Worldwide Corp.	49,499	1,053,339
*Magnetek, Inc.	8,341	10,426
Manitowoc Co., Inc. (The)	31,100	284,254
*Marten Transport, Ltd.	52,483	920,552
Masco Corp.	483,152	5,677,036
McGrath Rentcorp	40,792	805,642
*Metalico, Inc.	111,012	448,488
Met-Pro Corp.	25,037	230,340
*MFRI, Inc.	24,976	167,839
*Miller Industries, Inc.	56,533	568,157
*Mobile Mini, Inc.	152,246	2,207,567
*Moog, Inc.	24,361	608,294
*MPS Group, Inc.	221,928	3,000,467
Mueller Industries, Inc.	68,985	1,632,185
Mueller Water Products, Inc.	483,894	2,167,845
NACCO Industries, Inc. Class A	29,017	1,729,413
National Technical Systems, Inc.	12,503	71,017
*Navigant Consulting, Inc.	2,290	32,610
*NCI Building Systems, Inc.	65,995	129,350
*NN, Inc.	50,893	226,474
*North American Galvanizing & Coating, Inc.	44,640	224,093
*Northwest Pipe Co.	41,368	1,245,177
#*Ocean Power Technologies, Inc.	5,580	33,815
*On Assignment, Inc.	173,705	1,049,178
*Oshkosh Truck Corp. Class B	61,800	1,931,868
*Owens Corning, Inc.	169,800	3,754,278
*P.A.M. Transportation Services, Inc.	19,891	154,354
*Paragon Technologies, Inc.	836	2,383
*Park-Ohio Holdings Corp.	28,070	174,595
Pentair, Inc.	29,495	858,304
*PGT, Inc.	84,508	208,735
*Pike Electric Corp.	33,639	422,169
*Pinnacle Airlines Corp.	32,048	193,249
#*Polypore International, Inc.	20,367	223,222
Portec Rail Products, Inc.	28,071	244,498
*Powell Industries, Inc.	2,870	105,559
#*Power-One, Inc.	19,762	54,346
*PowerSecure International, Inc.	72,898	606,511
Quanex Building Products Corp.	52,989	787,946
#*Quixote Corp.	6,788	13,983
R. R. Donnelley & Sons Co.	110,083	2,210,467
*RCM Technologies, Inc.	23,438	53,204
#Regal-Beloit Corp.	17,526	821,619
*Republic Airways Holdings, Inc.	20,900	167,409
Robbins & Myers, Inc.	17,983	417,206
*Rush Enterprises, Inc. Class A	91,039	994,146
*Rush Enterprises, Inc. Class B	1,650	15,098
#Ryder System, Inc.	101,652	4,121,989
*Saia, Inc.	5,410	79,311
*Sauer-Danfoss, Inc.	14,300	102,960
Schawk, Inc.	84,996	834,661
*School Specialty, Inc.	43,087	958,686
Seaboard Corp.	540	729,540
*SIFCO Industries, Inc.	12,808	170,987

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Simpson Manufacturing Co., Inc.	32,481	$759,731
SkyWest, Inc.	232,472	3,247,634
*SL Industries, Inc.	6,905	56,621
*Sparton Corp.	7,973	33,088
*Spherion Corp.	132,700	656,865
#Standard Register Co.	22,007	104,973
Standex International Corp.	40,911	719,215
Steelcase, Inc. Class A	156,168	901,089
*Sterling Construction Co., Inc.	32,941	531,338
*Sunair Electronics, Inc.	2,400	6,408
Superior Uniform Group, Inc.	5,139	45,223
*Sykes Enterprises, Inc.	7,264	172,447
*Sypris Solutions, Inc.	11,357	35,207
#TAL International Group, Inc.	103,689	1,229,752
Technology Research Corp.	11,028	39,701
*Tecumseh Products Co. Class A	14,105	147,397
*Tecumseh Products Co. Class B	2,200	22,814
*Terex Corp.	46,700	944,274
*Thomas & Betts Corp.	33,591	1,149,148
Timken Co.	151,612	3,340,012
Titan International, Inc.	143,586	1,206,122
#*Titan Machinery, Inc.	54,049	579,946
Todd Shipyards Corp.	13,839	230,835
*TRC Cos., Inc.	18,100	57,377
Tredegar Industries, Inc.	20,400	278,052
*Trex Co., Inc.	11,230	178,669
*Trimas Corp.	136,100	612,450
#Trinity Industries, Inc.	139,994	2,363,099
#Triumph Group, Inc.	72,319	3,385,252
*TrueBlue, Inc.	34,374	415,925
*Tutor Perini Corp.	59,280	1,046,292
Twin Disc, Inc.	39,541	371,290
*U.S. Home Systems, Inc.	6,589	15,550
*Ultralife Corp.	23,900	87,474
*United Rentals, Inc.	126,122	1,196,898
*United Stationers, Inc.	32,259	1,520,689
#Universal Forest Products, Inc.	49,319	1,759,702
*Universal Security Instruments, Inc.	100	525
Universal Truckload Services, Inc.	1,832	30,118
*URS Corp.	60,285	2,342,675
*USA Truck, Inc.	51,915	583,005
#*USG Corp.	127,447	1,674,654
*Versar, Inc.	22,779	87,471
Viad Corp.	64,607	1,130,622
*Vicor Corp.	17,602	120,046
Virco Manufacturing Corp.	19,768	54,955
*Volt Information Sciences, Inc.	93,189	755,763
*Wabash National Corp.	106,175	208,103
*Waste Services, Inc.	99,249	651,073
Watts Water Technologies, Inc.	87,810	2,480,632
*WCA Waste Corp.	26,251	105,267
#Werner Enterprises, Inc.	92,392	1,732,350
*WESCO International, Inc.	39,584	1,011,767
*Willis Lease Finance Corp.	6,400	81,472
#*YRC Worldwide, Inc.	111,423	406,694

Total Industrials		219,423,690

Information Technology — (15.2%)
*3Com Corp.	1,419,866	7,298,111
*Acorn Energy, Inc.	30,899	215,984
*Actel Corp.	72,701	866,596

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ActivIdentity Corp.	105,564	$239,630
*Acxiom Corp.	144,032	1,653,487
*Adaptec, Inc.	238,018	759,277
#*ADC Telecommunications, Inc.	56,663	367,743
*ADDvantage Technologies Group, Inc.	100	235
*Advanced Analogic Technologies, Inc.	92,938	292,755
*Advanced Energy Industries, Inc.	86,920	1,061,293
*Aetrium, Inc.	11,167	31,156
Agilysys, Inc.	24,993	117,717
American Software, Inc. Class A	38,542	250,523
*Amtech Systems, Inc.	38,821	209,633
*Anadigics, Inc.	180,073	578,034
*Anaren, Inc.	47,248	690,766
#*Anixter International, Inc.	78,886	3,301,379
*Applied Micro Circuits Corp.	146,398	1,144,832
*Arris Group, Inc.	291,680	2,992,637
*Arrow Electronics, Inc.	227,021	5,752,712
Astro-Med, Inc.	2,658	16,480
#*ATMI, Inc.	8,520	129,078
*AuthenTec, Inc.	19,560	48,313
*Avid Technology, Inc.	157,142	1,984,703
*Avnet, Inc.	196,527	4,869,939
*Avocent Corp.	152,721	3,798,171
AVX Corp.	313,481	3,548,605
*Aware, Inc.	52,590	123,061
*AXT, Inc.	59,677	137,854
Bel Fuse, Inc. Class B	38,526	697,321
*Benchmark Electronics, Inc.	298,403	5,013,170
Black Box Corp.	70,836	1,877,862
*Bottomline Technologies, Inc.	32,877	482,634
*Brightpoint, Inc.	212,542	1,566,435
*Brooks Automation, Inc.	171,419	1,179,363
*BSQUARE Corp.	15,807	36,672
*Cabot Microelectronics Corp.	6,179	197,604
#*CACI International, Inc. Class A	23,775	1,132,165
*CalAmp Corp.	12,500	38,875
*California Micro Devices Corp.	98,911	295,744
*Cascade Microtech, Inc.	38,412	207,425
*CEVA, Inc.	55,579	563,015
*Checkpoint Systems, Inc.	159,906	2,169,924
*Chordiant Software, Inc.	13,707	47,700
*Chyron International Corp.	766	1,448
*Ciber, Inc.	83,088	267,543
*Ciena Corp.	18,000	211,140
*Cirrus Logic, Inc.	145,493	704,186
Cognex Corp.	54,744	880,831
*Coherent, Inc.	76,938	1,933,452
Cohu, Inc.	106,190	1,208,442
#*CommScope, Inc.	7,595	205,217
Communications Systems, Inc.	37,880	415,922
*Comtech Telecommunications Corp.	5,838	187,517
*Comverge, Inc.	4,006	45,708
*Concurrent Computer Corp.	40,327	154,856
*Convergys Corp.	288,169	3,126,634
*CPI International, Inc.	76,381	756,172
*Cray, Inc.	89,587	668,319
CTS Corp.	80,995	725,715
*CyberOptics Corp.	16,073	96,920
#*Cypress Semiconductor Corp.	579,563	4,885,716
*Datalink Corp.	26,296	104,658
*Dataram Corp.	5,144	13,837

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*DDi Corp.	88,841	$359,806
#*DealerTrack Holdings, Inc.	81,196	1,338,110
*DG FastChannel, Inc.	26,877	563,611
*Digi International, Inc.	93,977	747,117
*Digimarc Corp.	10,021	140,294
*Ditech Networks, Inc.	15,551	19,905
*DivX, Inc.	117,764	566,445
*Double-Take Software, Inc.	5,700	52,839
*DSP Group, Inc.	123,277	712,541
*Dynamics Research Corp.	45,683	585,199
*EchoStar Corp.	1,000	18,160
*Edgewater Technology, Inc.	29,354	83,659
Electro Rent Corp.	107,896	1,155,566
*Electro Scientific Industries, Inc.	14,500	158,630
*Electronics for Imaging, Inc.	222,811	2,597,976
*EMCORE Corp.	6,600	6,732
*EMS Technologies, Inc.	43,230	753,499
*Emulex Corp.	49,900	503,990
*Endwave Corp.	40,263	93,813
*Entegris, Inc.	242,742	912,710
*Epicor Software Corp.	159,556	1,231,772
#*EPIQ Systems, Inc.	51,719	652,177
*ePlus, Inc.	27,724	416,969
*Euronet Worldwide, Inc.	170,179	4,024,733
*Exar Corp.	130,774	902,341
*Extreme Networks	198,560	395,134
#Fair Isaac Corp.	2,200	44,726
*Fairchild Semiconductor Corp. Class A	292,003	2,184,182
#*Faro Technologies, Inc.	63,008	974,104
#*FEI Co.	21,039	500,939
Fidelity National Information Services, Inc.	259,600	5,648,896
*FormFactor, Inc.	108,815	1,848,767
*Frequency Electronics, Inc.	21,458	94,415
*Gerber Scientific, Inc.	120,678	557,532
*Globecomm Systems, Inc.	95,469	645,370
*GSI Technology, Inc.	61,414	221,705
*GTSI Corp.	23,038	171,633
*Hackett Group, Inc.	42,965	134,051
*Harmonic, Inc.	64,700	339,675
*Harris Stratex Networks, Inc. Class A	159,964	1,007,773
*Henry Bros. Electronics, Inc.	2,067	9,798
*Hutchinson Technology, Inc.	101,230	589,159
*Hypercom Corp.	99,853	284,581
*I.D. Systems, Inc.	47,374	172,915
#*i2 Technologies, Inc.	200	3,148
*IAC/InterActiveCorp.	221,621	4,197,502
*ICx Technologies, Inc.	4,939	24,942
*Ikanos Communications, Inc.	48,139	83,280
*Imation Corp.	190,780	1,682,680
*Immersion Corp.	72,167	264,853
*infoGROUP, Inc.	128,244	841,281
*InfoSpace, Inc.	164,152	1,406,783
*Ingram Micro, Inc.	317,283	5,600,045
*Insight Enterprises, Inc.	123,644	1,300,735
*Integrated Device Technology, Inc.	506,604	2,978,832
*Integrated Silicon Solution, Inc.	114,465	400,628
*Intellon Corp.	66	453
*Internap Network Services Corp.	211,495	676,784
*International Rectifier Corp.	195,751	3,578,328
*Internet Brands, Inc.	128,373	955,095
*Internet Capital Group, Inc.	88,126	640,676

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Interphase Corp.	28,274	$67,292
#Intersil Corp.	90,103	1,130,793
*Intevac, Inc.	76,874	784,115
*IntriCon Corp.	4,167	14,064
iPass, Inc.	94,281	122,565
*Ixia	86,601	575,897
*IXYS Corp.	75,104	503,197
Jabil Circuit, Inc.	387,509	5,184,870
*JDA Software Group, Inc.	78,822	1,563,828
*JDS Uniphase Corp.	160,985	899,906
Keithley Instruments, Inc.	38,527	125,598
*Kenexa Corp.	64,339	810,671
*KEY Tronic Corp.	18,303	41,365
*Keynote Systems, Inc.	15,371	157,092
*Knot, Inc. (The)	80,938	863,608
*Kopin Corp.	158,072	701,840
*Kulicke & Soffa Industries, Inc.	7,600	35,340
*KVH Industries, Inc.	44,848	470,904
*L-1 Identity Solutions, Inc.	229,524	1,356,487
*Lattice Semiconductor Corp.	288,149	550,365
*Lawson Software, Inc.	357,887	2,258,267
*LeCroy Corp.	14,315	53,538
*Lionbridge Technologies, Inc.	61,763	129,085
*Littlefuse, Inc.	25,900	713,804
*LoJack Corp.	35,272	148,848
*LookSmart, Ltd.	39,525	51,778
*Loral Space & Communications, Inc.	60,861	1,607,948
*Management Network Group, Inc.	2,266	1,246
Marchex, Inc. Class B	66,887	302,998
*Mattson Technology, Inc.	217,520	461,142
*Measurement Specialties, Inc.	61,054	470,726
*MEMSIC, Inc.	6,028	20,495
*Mentor Graphics Corp.	172,615	1,260,090
*Mercury Computer Systems, Inc.	95,026	1,016,778
*Merix Corp.	4,370	6,948
*Merrimac Industries, Inc.	400	3,160
Methode Electronics, Inc.	175,972	1,275,797
*Micron Technology, Inc.	490,800	3,332,532
*Microtune, Inc.	183,512	313,806
*MIPS Technologies, Inc.	91,936	363,147
#*MKS Instruments, Inc.	84,500	1,321,580
*ModusLink Global Solutions, Inc.	214,424	1,762,565
Molex, Inc. Class A	24,220	400,841
*MoSys, Inc.	28,079	66,266
*Multi-Fineline Electronix, Inc.	77,275	2,105,744
*Nanometrics, Inc.	36,382	298,332
*Napco Security Technologies, Inc.	17,262	33,143
*NETGEAR, Inc.	83,649	1,524,921
*Network Equipment Technologies, Inc.	22,456	74,105
*Newport Corp.	20,088	149,455
#*Novatel Wireless, Inc.	133,719	1,192,773
*Novell, Inc.	3,029	12,389
*Novellus Systems, Inc.	163,437	3,363,533
*Nu Horizons Electronics Corp.	77,607	301,891
*Occam Networks, Inc.	62,327	185,734
*OmniVision Technologies, Inc.	167,370	2,051,956
*Online Resources Corp.	19,740	103,635
*Openwave Systems, Inc.	1,448	3,287
*Oplink Communications, Inc.	101,890	1,511,029
OPNET Technologies, Inc.	12,404	135,204
*Opnext, Inc.	260,622	641,130

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Optelecom-NKF, Inc.	7,959	$31,279
*Optical Cable Corp.	18,563	56,060
*ORBCOMM, Inc.	133,872	317,277
*OSI Systems, Inc.	77,968	1,530,512
*PAR Technology Corp.	51,714	281,841
Park Electrochemical Corp.	17,500	393,400
*PC Connection, Inc.	71,935	422,978
*PC Mall, Inc.	58,159	412,347
*PC-Tel, Inc.	34,660	203,108
*PDF Solutions, Inc.	84,799	300,188
Pegasystems, Inc.	31,374	899,493
*Perceptron, Inc.	20,623	69,500
*Perficient, Inc.	112,204	913,341
*Performance Technologies, Inc.	55,291	155,368
*Pericom Semiconductor Corp.	116,313	1,094,505
*Perot Systems Corp.	102,711	3,075,167
*Pervasive Software, Inc.	28,642	140,346
*Photronics, Inc.	236,762	989,665
*Planar Systems, Inc.	26,083	59,208
Plantronics, Inc.	63,000	1,518,930
*PLATO Learning, Inc.	34,531	152,627
*Plexus Corp.	54,080	1,368,224
*PLX Technology, Inc.	88,740	278,644
*Powerwave Technologies, Inc.	52,640	65,800
*Presstek, Inc.	38,707	65,802
•*Price Communications Liquidation Trust	21,600	2,950
Qualstar Corp.	34,000	64,940
*Quest Software, Inc.	55,100	924,027
*RadiSys Corp.	111,106	945,512
*RealNetworks, Inc.	574,161	2,049,755
*RF Micro Devices, Inc.	75,827	301,791
Richardson Electronics, Ltd.	70,362	397,545
*Rimage Corp.	24,469	450,230
*Rofin-Sinar Technologies, Inc.	44,666	958,086
*Rogers Corp.	23,200	602,040
#*Rovi Corp.	191,465	5,274,861
#*Rubicon Technology, Inc.	5,000	75,600
*Rudolph Technologies, Inc.	106,920	677,873
*S1 Corp.	104,333	625,998
*Saba Software, Inc.	1,693	7,263
*Salary.com, Inc.	1,051	2,901
*Sandisk Corp.	171,319	3,508,613
*Sanmina-SCI Corp.	129,700	832,674
#*ScanSource, Inc.	29,094	738,697
*SCM Microsystems, Inc.	6,666	16,798
*SeaChange International, Inc.	139,445	944,043
*Semitool, Inc.	82,732	584,088
#*Sigma Designs, Inc.	120,256	1,444,275
*Silicon Graphics International Corp.	122,774	731,733
*Silicon Image, Inc.	145,710	307,448
*Silicon Storage Technology, Inc.	100,468	203,950
*Skyworks Solutions, Inc.	311,026	3,244,001
*Smart Modular Technologies (WWH), Inc.	131,364	533,338
*Smith Micro Software, Inc.	65,398	593,814
#*Sonic Solutions, Inc.	3,494	16,981
*SonicWALL, Inc.	250,826	1,991,558
*Soundbite Communications, Inc.	2,390	7,170
*Spectrum Control, Inc.	62,971	532,105
*SRA International, Inc.	36,400	682,864
*Standard Microsystems Corp.	95,473	1,838,810
*StarTek, Inc.	71,718	415,964

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*STEC, Inc.	45,135	$962,278
*Super Micro Computer, Inc.	13,403	108,028
*Support.com, Inc.	206,905	496,572
*Sycamore Networks, Inc.	1,172,970	3,342,964
*Symmetricom, Inc.	77,803	372,676
*Symyx Technologies, Inc.	37,083	217,677
#*SYNNEX Corp.	72,838	1,874,122
#*Take-Two Interactive Software, Inc.	66,614	730,756
*Tech Data Corp.	220,978	8,492,185
Technitrol, Inc.	32,407	252,451
*TechTarget, Inc.	26,018	163,913
*TechTeam Global, Inc.	35,671	279,304
*Tellabs, Inc.	658,049	3,961,455
*Telular Corp.	25,145	74,681
#*Teradyne, Inc.	231,572	1,938,258
Tessco Technologies, Inc.	21,305	361,120
TheStreet.com, Inc.	102,134	254,314
*THQ, Inc.	50,100	262,023
*TIBCO Software, Inc.	76,155	666,356
*Tollgrade Communications, Inc.	56,777	337,823
*Track Data Corp.	663	2,660
*Transact Technologies, Inc.	5,440	30,845
*Trident Microsystems, Inc.	201,573	378,957
*Triquint Semiconductor, Inc.	324,599	1,749,589
*TTM Technologies, Inc.	189,966	1,931,954
*Ultra Clean Holdings, Inc.	43,001	236,936
*Ultratech, Inc.	34,954	451,606
United Online, Inc.	324,431	2,595,448
#*UTStarcom, Inc.	291,571	527,744
#*Veeco Instruments, Inc.	62,650	1,525,528
*VeriFone Holdings, Inc.	22,400	297,920
*Vicon Industries, Inc.	22,202	149,864
*Video Display Corp.	3,412	16,668
*Virage Logic Corp.	88,938	524,734
*Virtusa Corp.	111,152	998,145
*Vishay Intertechnology, Inc.	262,504	1,635,400
Wayside Technology Group, Inc.	4,468	34,180
*Web.com Group, Inc.	98,622	694,299
*Wireless Ronin Technologies, Inc.	23,045	75,588
*Wireless Telecom Group, Inc.	2,600	1,742
*WPCS International, Inc.	26,342	79,553
*X-Rite, Inc.	3,687	7,374
*ZiLOG, Inc.	8,724	23,555
*Zoran Corp.	237,067	2,102,784
*Zygo Corp.	43,307	299,251

Total Information Technology		269,479,469

Materials — (5.1%)
A. Schulman, Inc.	62,570	1,086,841
A.M. Castle & Co.	99,981	1,126,786
*American Pacific Corp.	20,961	148,404
*Arabian American Development Co.	800	2,064
Arch Chemicals, Inc.	14,368	397,850
Ashland, Inc.	105,730	3,651,914
*Boise, Inc.	166,867	797,624
*Brush Engineered Materials, Inc.	89,617	1,653,434
*Buckeye Technologies, Inc.	155,697	1,395,045
*BWAY Holding Co.	88,011	1,563,955
Cabot Corp.	204,579	4,486,417
Carpenter Technology Corp.	87,566	1,841,513
#*Century Aluminum Co.	142,700	1,237,209

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Coeur d’Alene Mines Corp.	108,286	$2,174,383
Commercial Metals Co.	74,426	1,104,482
*Core Molding Technologies, Inc.	9,804	27,549
Cytec Industries, Inc.	69,690	2,311,617
#*Domtar Corp.	36,025	1,509,087
*Ferro Corp.	177,743	1,089,565
*Flotek Industries, Inc.	47,301	76,155
Friedman Industries, Inc.	31,441	181,415
#*Georgia Gulf Corp.	539	7,745
*Graphic Packaging Holding Co.	150,160	343,866
H.B. Fuller Co.	89,200	1,704,612
*Haynes International, Inc.	50,052	1,417,473
*Headwaters, Inc.	256,100	1,055,132
*Hecla Mining Co.	46,600	191,526
*Horsehead Holding Corp.	119,527	1,139,092
Huntsman Corp.	334,681	2,660,714
*ICO, Inc.	69,831	268,151
Innophos Holdings, Inc.	32,400	626,940
*Innospec, Inc.	7,670	90,659
#Kaiser Aluminum Corp.	65,500	2,616,725
*KapStone Paper & Packaging Corp.	125,055	867,882
KMG Chemicals, Inc.	3,630	44,649
*Kronos Worldwide, Inc.	8,600	114,982
*Landec Corp.	62,974	411,850
#*Louisiana-Pacific Corp.	254,006	1,333,532
#MeadWestavco Corp.	313,877	7,165,812
*Mercer International, Inc.	40,380	86,413
Minerals Technologies, Inc.	35,226	1,735,233
#*Mines Management, Inc.	7,631	18,009
*Mod-Pac Corp.	823	2,378
Myers Industries, Inc.	160,884	1,410,953
Neenah Paper, Inc.	33,648	348,257
NL Industries, Inc.	82,934	514,191
*Northern Technologies International Corp.	3,000	23,250
Olympic Steel, Inc.	50,501	1,277,675
*OM Group, Inc.	117,656	3,179,065
P.H. Glatfelter Co.	175,489	1,854,919
*Penford Corp.	50,915	300,398
*PolyOne Corp.	122,861	685,564
Quaker Chemical Corp.	17,153	353,352
Reliance Steel & Aluminum Co.	104,532	3,813,327
*Rockwood Holdings, Inc.	92,201	1,832,956
*RTI International Metals, Inc.	69,100	1,431,061
Schnitzer Steel Industries, Inc. Class A	15,400	665,896
Schweitzer-Maudoit International, Inc.	67,200	3,470,880
#Sensient Technologies Corp.	73,185	1,850,849
*Spartech Corp.	135,382	1,295,606
*Stillwater Mining Co.	75,998	471,188
*Synalloy Corp.	9,156	82,770
#Temple-Inland, Inc.	153,013	2,364,051
#Texas Industries, Inc.	28,662	954,158
*U.S. Concrete, Inc.	46,095	74,213
*U.S. Gold Corp.	230,314	621,848
*United States Lime & Minerals, Inc.	2,799	98,161
*Universal Stainless & Alloy Products, Inc.	28,204	425,598
#Valspar Corp.	86,295	2,189,304
*Wausau Paper Corp.	104,800	919,096
Westlake Chemical Corp.	164,151	3,987,228
#Worthington Industries, Inc.	193,582	2,139,081
*Zoltek Cos., Inc.	88,231	786,138

Total Materials		91,187,717

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (0.2%)
*Arbinet Corp.	45,042	$98,642
Atlantic Tele-Network, Inc.	8,010	367,178
D&E Communications, Inc.	27,471	307,675
*General Communications, Inc. Class A	137,676	846,707
HickoryTech Corp.	1,924	17,335
*iBasis, Inc.	52,681	118,532
*IDT Corp.	2,722	9,445
*IDT Corp. Class B	39,185	153,605
*PAETEC Holding Corp.	8,976	29,082
*SureWest Communications	72,206	636,857
Telephone & Data Systems, Inc.	9,600	284,352
Telephone & Data Systems, Inc. Special Shares	13,300	367,080
*United States Cellular Corp.	24,840	909,392
*Xeta Corp.	9,361	23,168

Total Telecommunication Services		4,169,050

Utilities — (0.4%)
#*Dynegy, Inc.	16,600	33,200
Maine & Maritimes Corp.	4,034	146,232
Middlesex Water Co.	44,849	690,226
*Mirant Corp.	258,900	3,619,422
Pennichuck Corp.	4,359	98,819
#*RRI Energy, Inc.	461,548	2,432,358
SJW Corp.	16,436	357,812
Unitil Corp.	8,900	184,141

Total Utilities		7,562,210

TOTAL COMMON STOCKS		1,480,807,446

RIGHTS/WARRANTS — (0.0%)
•*Enterprise Bancorp, Inc. Rights 11/19/09	630	—
*Federal-Mogul Corp. Warrants 12/27/14	7,455	969

TOTAL RIGHTS/WARRANTS		969

TEMPORARY CASH INVESTMENTS — (0.9%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	15,296,895	15,296,895

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	278,907,219	278,907,219
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $2,598,967 FHLMC 5.793%(r), 01/01/37, valued at $1,459,993) to be repurchased at $1,417,478	$1,417	1,417,469

TOTAL SECURITIES LENDING COLLATERAL		280,324,688

TOTAL INVESTMENTS — (100.0%) (Cost $1,874,838,984)		$1,776,429,998

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (86.3%)
Consumer Discretionary — (15.8%)
*1-800-FLOWERS.COM, Inc.	96,056	$368,855
*4Kids Entertainment, Inc.	220,452	396,814
*99 Cents Only Stores	50,197	570,740
*AC Moore Arts & Crafts, Inc.	570,031	2,724,748
*AFC Enterprises, Inc.	192,368	1,544,715
*AH Belo Corp.	23,603	96,772
*Aldila, Inc.	77,084	228,169
*Alloy, Inc.	568,715	3,742,145
*Ambassadors International, Inc.	111,991	64,955
#*American Axle & Manufacturing Holdings, Inc.	57,367	343,628
*American Biltrite, Inc.	495	792
#American Greetings Corp. Class A	1,904,200	38,731,428
*Amerigon, Inc.	129,367	831,830
*AnnTaylor Stores Corp.	224,841	2,916,188
#*Arctic Cat, Inc.	257,673	1,530,578
#*ArvinMeritor, Inc.	105,600	824,736
*Asbury Automotive Group, Inc.	593,543	5,781,109
*Ascent Media Corp.	15,842	367,376
*Atrinsic, Inc.	105,027	103,977
*Audiovox Corp. Class A	390,974	2,525,692
*Ballantyne Strong, Inc.	274,812	934,361
#Barnes & Noble, Inc.	257,844	4,282,789
*Bassett Furniture Industries, Inc.	173,261	668,787
*Beasley Broadcast Group, Inc.	60,178	205,207
#*Beazer Homes USA, Inc.	698,445	3,066,174
Belo Corp.	858,285	4,033,940
*Benihana, Inc.	78,533	482,193
*Benihana, Inc. Class A	113,544	549,553
*Birks & Mayors, Inc.	989	574
#*Blockbuster, Inc. Class A	60,000	49,800
*Bluegreen Corp.	982,198	2,818,908
Bob Evans Farms, Inc.	984,921	25,873,875
#*Bon-Ton Stores, Inc. (The)	196,514	1,817,755
Books-A-Million, Inc.	261,370	2,263,464
#*Borders Group, Inc.	166,259	322,542
Bowl America, Inc. Class A	18,123	225,631
#*Boyd Gaming Corp.	1,500,048	11,040,353
#*Brookfield Homes Corp.	440,066	2,477,572
#Brown Shoe Co., Inc.	757,786	7,858,241
#*Brunswick Corp.	1,147,512	10,878,414
*Build-A-Bear-Workshop, Inc.	318,386	1,649,239
#*Cabela’s, Inc.	1,349,140	16,958,690
*Cache, Inc.	160,448	771,755
#*California Coastal Communities, Inc.	126,985	106,667
#Callaway Golf Co.	1,300	8,892
*Canterbury Park Holding Corp.	17,106	119,913
*Carmike Cinemas, Inc.	177,298	1,742,839
*Carriage Services, Inc.	346,880	1,318,144
*Casual Male Retail Group, Inc.	7,690	19,302
*Cavco Industries, Inc.	74,788	2,273,555
#*Charming Shoppes, Inc.	2,212,359	10,021,986
#*Chico’s FAS, Inc.	813,197	9,717,704
Christopher & Banks Corp.	402,774	2,452,894
*Churchill Downs, Inc.	13,700	429,906
#Cinemark Holdings, Inc.	35,625	412,894
*Coachmen Industries, Inc.	261,955	303,868
*Coast Distribution System, Inc.	91,616	279,429
*Cobra Electronics Corp.	216,452	274,894

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Coldwater Creek, Inc.	132,036	$759,207
*Collectors Universe, Inc.	45,347	339,196
*Concord Camera Corp.	95,952	326,237
#*Conn’s, Inc.	324,978	2,050,611
#Cooper Tire & Rubber Co.	234,138	3,572,946
*Core-Mark Holding Co., Inc.	226,201	6,191,121
#*Cosi, Inc.	45,986	39,088
*Cost Plus, Inc.	147,462	322,942
#CPI Corp.	58,820	668,195
*Craftmade International, Inc.	1,800	4,752
#*CROCS, Inc.	385,993	2,346,837
#*Crown Media Holdings, Inc.	437,896	674,360
CSS Industries, Inc.	270,150	5,484,045
*CTM Media Holdings, Inc. Class A	700	392
*CTM Media Holdings, Inc. Class B	11,535	8,651
*Culp, Inc.	91,490	527,897
#*Cumulus Media, Inc.	843,114	1,778,971
*Cybex International, Inc.	231,960	317,785
*Cycle Country Accessories Corp.	4,215	1,728
*Dana Holding Corp.	1,621,414	9,177,203
*Decorator Industries, Inc.	17,364	14,586
*dELiA*s, Inc.	271,854	576,330
*Delta Apparel, Inc.	191,769	1,695,238
*Design Within Reach, Inc.	99,543	27,872
*Destination Maternity Corp.	134,910	2,704,946
#Dillard’s, Inc.	1,203,932	16,397,554
#*DineEquity, Inc.	268,556	5,682,645
*Dixie Group, Inc.	278,488	807,615
#*Domino’s Pizza, Inc.	189,274	1,389,271
*Dorman Products, Inc.	320,001	4,678,415
Dover Motorsports, Inc.	319,398	443,963
*Drugstore.com, Inc.	1,063,567	2,946,081
*Duckwall-ALCO Stores, Inc.	97,600	1,688,480
*EDCI Holdings, Inc.	122,643	712,556
*Einstein Noah Restaurant Group, Inc.	37,991	494,643
*ELXSI Corp.	27,300	19,929
*Emerson Radio Corp.	128,283	171,899
*Emmis Communications Corp. Class A	643,656	662,966
*Enova Systems, Inc.	8,530	10,918
*Escalade, Inc.	1,100	2,651
*EW Scripps Co.	525,327	3,341,080
*Exide Technologies	303,238	1,855,817
*Famous Dave’s of America, Inc.	51,164	314,147
#*Federal Mogul Corp.	303,099	3,379,554
*Federal Screw Works	3,125	7,422
Finish Line, Inc. Class A	962,715	9,761,930
*Fisher Communications, Inc.	62,009	1,208,555
*Flanigan’s Enterprises, Inc.	4,076	23,233
Flexsteel Industries, Inc.	180,400	1,455,828
Foot Locker, Inc.	2,143,946	22,468,554
*Footstar, Inc.	468,700	445,265
FortuNet, Inc.	4,304	5,853
*Franklin Electronic Publishers, Inc.	69,820	171,757
*Frederick’s of Hollywood Group, Inc.	10,000	11,800
#Fred’s, Inc.	501,487	5,937,606
Frisch’s Restaurants, Inc.	27,197	637,770
*Full House Resorts, Inc.	86,258	207,019
*Furniture Brands International, Inc.	1,071,948	4,555,779
*Gaiam, Inc.	43,153	281,789
*GameTech International, Inc.	120,681	160,506
*Gaming Partners International Corp.	45,976	207,352

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Gander Mountain Co.	331,310	$1,653,237
#*Gaylord Entertainment Co.	608,063	9,139,187
*Genesco, Inc.	350,345	9,133,494
*G-III Apparel Group, Ltd.	75,964	1,216,184
*Golfsmith International Holdings, Inc.	822	1,455
*Gray Television, Inc.	697,117	1,219,955
*Gray Television, Inc. Class A	23,767	43,018
*Great Wolf Resorts, Inc.	858,355	2,866,906
*Group 1 Automotive, Inc.	543,660	13,819,837
*Hallwood Group, Inc.	3,300	87,780
*Hampshire Group, Ltd.	41,080	123,240
*Harris Interactive, Inc.	355,128	333,820
#Harte-Hanks, Inc.	22,326	262,107
*Hastings Entertainment, Inc.	328,256	1,408,218
#*Haverty Furniture Cos., Inc.	547,000	6,624,170
*Haverty Furniture Cos., Inc. Class A	4,432	54,381
*Heelys, Inc.	60,428	134,150
*Helen of Troy, Ltd.	709,597	16,207,195
*Hollywood Media Corp.	715,381	1,073,072
Hooker Furniture Corp.	13,632	174,626
*Hot Topic, Inc.	1	8
#*Hovnanian Enterprises, Inc.	841,430	3,289,991
*Iconix Brand Group, Inc.	420,755	4,906,003
International Speedway Corp.	147,850	3,771,654
*Isle of Capri Casinos, Inc.	490,382	3,800,460
*J. Alexander’s Corp.	150,004	636,017
*Jackson Hewitt Tax Service, Inc.	252,148	1,238,047
*Jaclyn, Inc.	40,909	240,340
*JAKKS Pacific, Inc.	863,920	12,293,582
Jarden Corp.	1,909,448	52,299,781
*Jo-Ann Stores, Inc.	286,875	7,636,612
*Johnson Outdoors, Inc.	188,352	1,648,080
Jones Apparel Group, Inc.	1,788,255	31,991,882
*Journal Communications, Inc.	146,770	522,501
#KB Home	156,045	2,212,718
*Kenneth Cole Productions, Inc. Class A	403,745	3,839,615
*Kid Brands, Inc.	168,304	836,471
*Kirkland’s, Inc.	354,916	4,464,843
*Knology, Inc.	280,441	2,818,432
*Kona Grill, Inc.	89,502	267,611
*Krispy Kreme Doughnuts, Inc.	385,981	1,308,476
KSW, Inc.	5,917	20,354
#*K-Swiss, Inc. Class A	200,059	1,632,481
Lacrosse Footwear, Inc.	1,938	22,752
*Lakeland Industries, Inc.	140,765	1,036,030
*Lakes Entertainment, Inc.	300,664	739,633
*Landry’s Restaurants, Inc.	658,635	7,179,122
•*Lazare Kaplan International, Inc.	134,961	337,402
#*La-Z-Boy, Inc.	897,069	6,369,190
*Leapfrog Enterprises, Inc.	7,800	25,740
*Lee Enterprises, Inc.	93,656	285,651
#Lennar Corp. Class A	68,500	863,100
Lennar Corp. Class B	3,495	33,797
*Libbey, Inc.	512,233	2,740,447
*Liberty Media Corp. Capital Class A	720,039	14,897,607
*Liberty Media Corp. Capital Class B	2,989	61,992
#*Life Time Fitness, Inc.	89,500	1,928,725
*Lifetime Brands, Inc.	362,184	2,198,457
*LIN TV Corp.	481,474	1,887,378
*Lithia Motors, Inc.	406,122	3,387,057
#*Live Nation, Inc.	1,038,375	6,915,578

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Liz Claiborne, Inc.	1,307,299	$7,503,896
#*LodgeNet Interactive Corp.	301,459	1,462,076
*Lodgian, Inc.	561,481	988,207
*Luby’s, Inc.	373,058	1,331,817
*M/I Homes, Inc.	225,299	2,516,590
*Mac-Gray Corp.	317,371	2,580,226
Marcus Corp.	532,186	6,226,576
*MarineMax, Inc.	465,879	3,172,636
#*Martha Stewart Living Omnimedia, Inc.	4,754	24,626
*MAXXAM, Inc.	53,466	526,640
#*McClatchy Co. (The)	185,896	524,227
*McCormick & Schmick’s Seafood Restaurants, Inc.	97,251	585,451
McRae Industries, Inc. Class A	30,453	305,291
*Meade Instruments Corp.	3,552	9,804
#*Media General, Inc.	507,295	4,205,476
Men’s Wearhouse, Inc. (The)	414,040	9,593,307
*Merisel, Inc.	3,600	2,160
*Meritage Homes Corp.	567,303	10,347,607
*Modine Manufacturing Co.	673,763	6,939,759
*Morgans Hotel Group Co.	107,635	357,348
*Morton’s Restaurant Group, Inc.	229,650	858,891
*Motorcar Parts of America, Inc.	27,501	145,755
#*Movado Group, Inc.	389,112	4,077,894
*MTR Gaming Group, Inc.	414,573	899,623
#*Multimedia Games, Inc.	367,429	1,804,076
National CineMedia, Inc.	54,126	866,016
*Nautilus, Inc.	195,859	350,588
*Navarre Corp.	62,418	144,186
*Nevada Gold & Casinos, Inc.	152,348	147,778
*New Frontier Media, Inc.	308,544	598,575
*New York & Co., Inc.	285,880	1,257,872
*Nexstar Broadcasting Group, Inc.	100,175	221,387
*Nobel Learning Communities, Inc.	8,704	72,678
*Nobility Homes, Inc.	5,431	52,952
*O’Charleys, Inc.	566,464	3,970,913
*Office Depot, Inc.	2,811,363	17,008,746
#*OfficeMax, Inc.	229,409	2,622,145
*Orange 21, Inc.	1,559	1,062
#*Orient-Express Hotels, Ltd.	1,083,829	9,320,929
#*Orleans Homebuilders, Inc.	131,309	286,254
*Outdoor Channel Holdings, Inc.	133,714	925,301
Oxford Industries, Inc.	144,492	2,795,920
*P & F Industries, Inc. Class A	6,906	20,373
*Pacific Sunwear of California, Inc.	1,086,108	6,560,092
*Palm Harbor Homes, Inc.	250,623	553,877
#*Penske Automotive Group, Inc.	2,028,957	31,773,467
Pep Boys - Manny, Moe & Jack (The)	954,292	8,369,141
*Perry Ellis International, Inc.	435,339	5,951,084
Phillips-Van Heusen Corp.	297,878	11,959,802
*Phoenix Footwear Group, Inc.	77,275	27,046
*Pinnacle Entertainment, Inc.	359,900	3,041,155
#*Playboy Enterprises, Inc. Class A	14,270	47,804
*Point.360	123,641	148,369
#*PokerTek, Inc.	39,650	35,685
*Pomeroy IT Solutions, Inc.	291,432	1,891,394
*Premier Exhibitions, Inc.	281,349	312,297
Primedia, Inc.	464,958	1,167,045
#*Pulte Homes, Inc.	1,258,240	11,336,742
*Q.E.P. Co., Inc.	42,317	286,063
#*Quantum Fuel Systems Technologies Worldwide, Inc.	418,216	497,677
*Quiksilver, Inc.	1,031,646	2,052,976

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*RC2 Corp.	73,881	$964,886
*Reading International, Inc. Class A	173,495	687,040
*Red Lion Hotels Corp.	546,302	2,605,861
#*Red Robin Gourmet Burgers, Inc.	192,253	3,212,548
*Regent Communications, Inc.	116,893	72,474
#Regis Corp.	1,076,861	17,488,223
*Rent-A-Center, Inc.	90,463	1,660,901
*Retail Ventures, Inc.	801,041	5,134,673
*Rex Stores Corp.	242,450	2,994,258
*RHI Entertainment, Inc.	1,300	3,406
#*Rick’s Cabaret International, Inc.	148,011	1,081,960
#*Riviera Holdings Corp.	16,400	9,512
*Rockford Corp.	185,385	74,154
*Rocky Brands, Inc.	98,404	817,737
*Ruby Tuesday, Inc.	769,066	5,121,980
*Ruth’s Hospitality Group, Inc.	198,477	617,263
#Ryland Group, Inc.	406,305	7,536,958
*Saga Communications, Inc.	116,719	1,488,167
#*Saks, Inc.	2,130,733	11,953,412
*Salem Communications Corp.	54,746	168,070
#Scholastic Corp.	1,711,917	42,575,376
#*Sealy Corp.	86,805	251,734
Service Corp. International	1,532,996	10,531,683
*Shiloh Industries, Inc.	200,818	903,681
*Shoe Carnival, Inc.	384,802	5,775,878
*Sinclair Broadcast Group, Inc. Class A	286,795	1,129,972
*Skechers U.S.A., Inc. Class A	368,827	8,047,805
Skyline Corp.	496	8,675
*Sonesta International Hotels Corp. Class A	3,333	38,663
#*Sonic Automotive, Inc.	366,172	3,273,578
*Spanish Broadcasting System, Inc.	195,935	144,992
#Spartan Motors, Inc.	424,430	2,117,906
#*Spectrum Group International, Inc.	312,991	805,952
Speedway Motorsports, Inc.	776,411	10,512,605
*Sport Chalet, Inc. Class A	82,937	138,505
#*Sport Chalet, Inc. Class B	15,225	51,765
Sport Supply Group, Inc.	165,536	1,708,332
*Sport-Haley, Inc.	30,994	15,497
#Stage Stores, Inc.	791,931	9,344,786
*Standard Motor Products, Inc.	286,392	2,394,237
*Standard Pacific Corp.	1,210,225	3,630,675
*Stanley Furniture, Inc.	54,157	425,674
*Star Buffet, Inc.	7,100	22,010
*Steak n Shake Co. (The)	544,968	6,348,877
#*Stein Mart, Inc.	461,095	4,380,402
*Steinway Musical Instruments, Inc.	198,264	2,323,654
Stewart Enterprises, Inc.	2,807,934	12,860,338
*Stoneridge, Inc.	403,059	2,962,484
*Strattec Security Corp.	43,096	603,344
#Superior Industries International, Inc.	624,459	8,292,816
*Syms Corp.	388,178	2,728,891
*Talbots, Inc.	121,200	1,099,284
*Tandy Brands Accessories, Inc.	200,326	791,288
*Tandy Leather Factory, Inc.	135,035	444,265
*Tenneco, Inc.	167,423	2,280,301
*Trans World Entertainment Corp.	634,084	875,036
*TRW Automotive Holdings Corp.	1,014,513	15,877,128
*Tuesday Morning Corp.	383,667	1,239,244
*Tween Brands, Inc.	222,253	1,884,705
*Unifi, Inc.	1,296,831	3,605,190
UniFirst Corp.	208,700	8,786,270

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Valassis Communications, Inc.	273,600	$4,987,728
*VCG Holding Corp.	103,185	193,988
*Voyager Learning Co.	103,000	473,800
#*Walking Co. Holdings, Inc. (The)	24,077	22,271
#*Wells-Gardner Electronics Corp.	50,500	98,980
*West Marine, Inc.	549,063	4,183,860
#*Winnebago Industries, Inc.	53,115	610,822
*WPT Enterprises, Inc.	72,013	79,934
*Zale Corp.	1,488,264	7,039,489

Total Consumer Discretionary		1,039,012,141

Consumer Staples — (2.6%)
#*Alliance One International, Inc.	706,861	3,117,257
#*American Italian Pasta Co.	403,330	10,958,476
#Andersons, Inc. (The)	53,220	1,651,417
B&G Foods, Inc.	197,763	1,544,529
*Bare Escentuals, Inc.	97	1,225
*Bridgford Foods Corp.	39,877	332,973
*Cagle’s, Inc. Class A	118,992	475,968
CCA Industries, Inc.	31,817	144,449
*Central Garden & Pet Co.	234,353	2,324,782
#*Central Garden & Pet Co. Class A	487,853	4,615,089
#*Chiquita Brands International, Inc.	668,319	10,820,085
*Coffee Holding Co., Inc.	3,123	12,367
*Craft Brewers Alliance, Inc.	228,640	756,798
*Cuisine Solutions, Inc.	182,878	117,042
Del Monte Foods Co.	1,361,879	14,708,293
*Elizabeth Arden, Inc.	104,021	1,107,824
Farmer Brothers Co.	18,327	346,380
*Fresh Del Monte Produce, Inc.	494,772	10,741,500
Griffin Land & Nurseries, Inc. Class A	18,465	548,226
#*Hain Celestial Group, Inc.	1,303,172	22,857,637
#Imperial Sugar Co.	248,980	3,109,760
Ingles Markets, Inc.	107,210	1,648,890
*Katy Industries, Inc.	130,300	234,540
Mannatech, Inc.	106,681	362,715
*MGP Ingredients, Inc.	330,086	1,432,573
*Monterey Pasta Co.	632,725	1,695,703
#Nash-Finch Co.	175,184	5,076,832
*Natural Alternatives International, Inc.	79,025	595,848
*Nutraceutical International Corp.	77,418	842,308
Oil-Dri Corp. of America	92,372	1,412,368
*Omega Protein Corp.	284,180	1,182,189
*Pantry, Inc.	271,258	3,827,450
*Parlux Fragrances, Inc.	432,317	834,372
*PC Group, Inc.	15,514	7,757
*Physicians Formula Holdings, Inc.	19,995	43,789
*Prestige Brands Holdings, Inc.	1,144,826	7,739,024
Reliv’ International, Inc.	18,011	56,374
#*Revlon, Inc.	33,702	284,108
*Sanfilippo (John B.) & Son, Inc.	203,252	2,788,617
*Scheid Vineyards, Inc.	6,720	115,920
*Seneca Foods Corp.	17,624	488,009
*Seneca Foods Corp. Class B	22,816	646,834
*Smart Balance, Inc.	226,492	1,195,878
#*Star Scientific, Inc.	220,322	185,070
Stephan Co. (The)	56,795	175,497
*Susser Holdings Corp.	100	1,189
Tasty Baking Co.	106,415	682,120
#Universal Corp.	653,753	27,189,587
*Vermont Pure Holdings, Ltd.	15,611	10,147

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Winn-Dixie Stores, Inc.	1,426,738	$15,822,524
*Zapata Corp.	399,811	2,730,709

Total Consumer Staples		169,601,018

Energy — (7.5%)
*Adams Resources & Energy, Inc.	100,813	2,288,455
#*Allis-Chalmers Energy, Inc.	430,261	1,497,308
#Alon USA Energy, Inc.	284,719	2,391,640
*American Oil & Gas, Inc.	548,999	1,152,898
*Approach Resources, Inc.	64,563	501,009
*Atlas Energy, Inc.	78,878	2,065,026
#*ATP Oil & Gas Corp.	850,659	14,724,907
*Barnwell Industries, Inc.	59,878	272,445
*Basic Energy Services, Inc.	597,556	4,182,892
#Berry Petroleum Corp. Class A	684,616	17,361,862
*Bill Barrett Corp.	536,114	16,608,812
*Bristow Group, Inc.	929,038	27,081,458
*Bronco Drilling Co., Inc.	688,601	4,351,958
*Cal Dive International, Inc.	79,589	611,244
*Callon Petroleum Co.	753,979	1,206,366
*Complete Production Services, Inc.	1,067,265	10,171,035
#*Crosstex Energy, Inc.	523,114	2,939,901
*CVR Energy, Inc.	756,547	7,958,874
*Dawson Geophysical Co.	101,054	2,440,454
Delek US Holdings, Inc.	589,708	3,980,529
#*Delta Petroleum Corp.	61,434	79,864
*Double Eagle Petroleum Co.	70,388	332,935
*Encore Acquisition Co.	103,192	3,825,327
*Endeavour International Corp.	1,125,332	1,181,599
*Evolution Petroleum Corp.	58,254	198,646
#*Exterran Holdings, Inc.	912,726	18,646,992
*Geokinetics, Inc.	83,421	1,341,410
*GeoMet, Inc.	100,260	188,489
*GeoResources, Inc.	72,568	804,779
*Global Industries, Ltd.	1,373,564	10,013,282
*Green Plains Renewable Energy, Inc.	1,600	11,792
Gulf Island Fabrication, Inc.	178,183	3,406,859
*GulfMark Offshore, Inc.	394,772	10,923,341
*Gulfport Energy Corp.	294,204	2,244,777
*Harvest Natural Resources, Inc.	827,478	4,542,854
#*Helix Energy Solutions Group, Inc.	1,727,104	23,713,138
*Hercules Offshore, Inc.	1,588,016	8,146,522
*HKN, Inc.	45,105	148,846
#*Hornbeck Offshore Services, Inc.	469,596	11,415,879
*International Coal Group, Inc.	1,576,812	6,449,161
*Key Energy Services, Inc.	1,691,057	12,361,627
*Meridian Resource Corp.	875,262	280,084
*Mitcham Industries, Inc.	147,415	1,068,759
*Natural Gas Services Group, Inc.	92,566	1,561,588
*New Concept Energy, Inc.	974	4,992
*Newpark Resources, Inc.	1,329,620	4,002,156
#*Oil States International, Inc.	442,891	15,253,166
*OMNI Energy Services Corp.	195,531	277,654
#Overseas Shipholding Group, Inc.	736,187	28,895,340
#*OYO Geospace Corp.	23,455	615,694
*Pacific Ethanol, Inc.	146,673	58,669
*Parker Drilling Co.	1,622,464	8,436,813
#*Patriot Coal Corp.	1,439,839	16,270,181
Penn Virginia Corp.	375,503	7,603,936
*Petroleum Development Corp.	133,570	2,230,619
*PHI, Inc. Non-Voting	303,312	5,210,900

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Pioneer Drilling Co.	1,949,872	$13,044,644
#*Rentech, Inc.	1,295,329	1,619,161
*Rex Energy Corp.	334,885	2,709,220
*Rosetta Resources, Inc.	424,657	5,745,609
#*SEACOR Holdings, Inc.	312,838	25,424,344
St. Mary Land & Exploration Co.	325,833	11,110,905
*Stone Energy Corp.	925,013	14,180,449
#*SulphCo, Inc.	780,629	780,629
*Superior Energy Services, Inc.	804,950	17,394,970
#*Superior Well Services, Inc.	254,043	2,695,396
*Swift Energy Corp.	693,500	14,688,330
*T-3 Energy Services, Inc.	183,878	3,681,238
*Tetra Technologies, Inc.	518,378	4,903,856
*TGC Industries, Inc.	146,565	637,558
*Toreador Resources Corp.	136,593	1,165,138
#*Trico Marine Services, Inc.	396,058	2,415,954
#*Tri-Valley Corp.	262,412	629,789
*Union Drilling, Inc.	264,021	2,017,120
#*Unit Corp.	264,221	10,325,757
#*USEC, Inc.	3,219,608	12,427,687
*Venoco, Inc.	123,572	1,557,007
#*Verenium Corp.	3,884	14,798
*Warren Resources, Inc.	266,702	576,076
#*Western Refining, Inc.	809,426	4,540,880
*Westmoreland Coal Co.	103,561	682,467
#*Willbros Group, Inc.	15,500	203,670

Total Energy		490,710,395

Financials — (19.5%)
*1st Constitution Bancorp	10,759	80,262
1st Source Corp.	600,441	8,898,536
21st Century Holding Co.	163,508	750,502
Abington Bancorp, Inc.	344,927	2,366,199
Access National Corp.	30,050	182,103
Advance America Cash Advance Centers, Inc.	254,809	1,258,756
*Advanta Corp. Class A	130,563	46,990
*Advanta Corp. Class B	570,707	185,480
*Affirmative Insurance Holdings, Inc.	97,520	390,080
Alliance Financial Corp.	2,546	66,298
*Altisource Portfolio Solutions SA	302,018	4,605,775
#*Amcore Financial, Inc.	177,976	140,601
Ameriana Bancorp	34,757	114,698
#American Capital, Ltd.	3,381,575	9,062,621
*American Equity Investment Life Holding Co.	1,354,616	8,899,827
*American Independence Corp.	33,928	149,283
American Physicians Capital, Inc.	1	28
American Physicians Services Group, Inc.	29,430	708,380
American River Bankshares	71,338	436,589
*American Safety Insurance Holdings, Ltd.	63,541	941,678
#*AmericanWest Bancorporation	71,675	27,237
#*AmeriCredit Corp.	2,109,220	37,227,733
Ameris Bancorp	203,002	1,195,682
*AmeriServe Financial, Inc.	286,676	501,683
*Anchor Bancorp Wisconsin, Inc.	402,782	310,142
*Argo Group International Holdings, Ltd.	919,019	31,209,885
ASB Financial Corp.	4,400	63,250
#*Asset Acceptance Capital Corp.	75,266	547,184
#Assured Guaranty, Ltd.	764,037	12,667,733
#ASTA Funding, Inc.	197,760	1,291,373
#Astoria Financial Corp.	329,455	3,287,961
*Atlantic American Corp.	238,075	315,449

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Atlantic Coast Federal Corp.	70,884	$102,782
*Atlantic Southern Financial Group, Inc.	2,567	4,467
*Avatar Holdings, Inc.	197,307	3,216,104
#*B of I Holding, Inc.	71,411	595,568
Baldwin & Lyons, Inc.	2,262	51,732
Baldwin & Lyons, Inc. Class B	367,398	8,380,348
*Bancinsurance Corp.	75,970	294,764
Bancorp Rhode Island, Inc.	35,449	904,658
*Bancorp, Inc.	221,120	1,127,712
#BancTrust Financial Group, Inc.	96,128	308,571
Bank of Commerce Holdings	16,706	92,050
#*Bank of Florida Corp.	99,764	145,655
*Bank of Granite Corp.	239,616	124,600
#*BankAtlantic Bancorp, Inc.	1,039,519	1,528,093
BankFinancial Corp.	492,713	4,651,211
#Banner Corp.	496,603	1,524,571
Bar Harbor Bankshares	900	25,560
*Beach First National Bancshares, Inc.	59,312	70,581
Beacon Federal Bancorp, Inc.	13,150	115,720
*Berkshire Bancorp, Inc.	900	5,715
Berkshire Hills Bancorp, Inc.	345,120	7,092,216
#*BFC Financial Corp.	46,640	22,854
*BNCCORP, Inc.	30,988	156,799
#Boston Private Financial Holdings, Inc.	1,693,789	10,078,045
*Bridge Capital Holdings	36,686	240,293
Brookline Bancorp, Inc.	1,742,348	17,057,587
*Brunswick Bancorp.	1,200	6,660
C&F Financial Corp.	10,842	226,923
Cadence Financial Corp.	86,653	142,977
California First National Bancorp	130,747	1,580,731
Camco Financial Corp.	80,934	148,109
Capital Bank Corp.	45,703	194,238
Capital City Bank Group, Inc.	9,593	112,622
Capital Southwest Corp.	37,972	2,819,801
CapitalSource, Inc.	2,516,725	8,959,541
#*Capitol Bancorp, Ltd.	466,564	1,049,769
Cardinal Financial Corp.	412,814	3,364,434
Carrollton Bancorp	9,658	52,105
Carver Bancorp, Inc.	19,784	137,499
Cascade Financial Corp.	40,914	81,010
#Cathay General Bancorp	786,810	6,947,532
*Center Financial Corp.	398,892	1,679,335
#CenterState Banks of Florida, Inc.	14,862	111,911
Central Bancorp, Inc.	3,124	25,429
*Central Jersey Bancorp	10,499	50,920
#*Central Pacific Financial Corp.	211,147	297,717
#Central Virginia Bankshares, Inc.	10,235	38,791
Centrue Financial Corp.	53,598	106,124
Century Bancorp, Inc. Class A	3,587	87,272
CFS Bancorp, Inc.	198,948	935,056
#Chemical Financial Corp.	739,736	16,237,205
*Chicopee Bancorp, Inc.	17,055	214,552
#*CIT Group, Inc.	1,513,214	1,089,514
Citizens Community Bancorp, Inc.	34,585	139,378
#*Citizens First Bancorp, Inc.	143,630	56,016
*Citizens First Corp.	2,750	23,100
#*Citizens Republic Bancorp, Inc.	220,367	132,661
Citizens South Banking Corp.	119,093	719,322
#*Citizens, Inc.	118,530	714,736
*CNA Surety Corp.	1,085,424	15,695,231
#CoBiz Financial, Inc.	120,157	573,149

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Codorus Valley Bancorp, Inc.	5,097	$30,072
#Colony Bankcorp, Inc.	5,455	29,730
#*Columbia Bancorp	100	160
#Columbia Banking System, Inc.	451,692	6,639,872
Commonwealth Bankshares, Inc.	65,793	289,489
#Community Bank System, Inc.	550,716	10,248,825
*Community Capital Corp.	9,238	24,111
*Community Central Bank Corp.	1	2
*Community West Bancshares	18,840	51,716
Compass Diversified Holdings	35,075	358,817
#*CompuCredit Holdings Corp.	792,741	2,600,190
#*Conseco, Inc.	2,555,225	13,312,722
*Consumer Portfolio Services, Inc.	335,216	382,146
*Cowen Group, Inc.	156,209	1,179,378
*Cowlitz Bancorporation	10,908	13,417
*Crescent Financial Corp.	39,930	162,515
*Dearborn Bancorp, Inc.	60,066	29,432
Delphi Financial Group, Inc. Class A	1,232,969	26,755,427
Donegal Group, Inc. Class A	503,605	7,352,633
Donegal Group, Inc. Class B	54,232	949,602
#*Doral Financial Corp.	8,595	24,410
*E*TRADE Financial Corp.	624,852	912,284
#East West Bancorp, Inc.	1,316,033	11,883,778
Eastern Insurance Holdings, Inc.	98,477	695,248
Eastern Virginia Bankshares, Inc.	16,824	122,647
ECB Bancorp, Inc.	5,628	75,978
#EMC Insurance Group, Inc.	292,000	6,009,360
*Encore Bancshares, Inc.	60,465	465,581
*Encore Capital Group, Inc.	514,536	7,702,604
Enterprise Bancorp, Inc.	1,839	19,622
Enterprise Financial Services Corp.	93,850	800,540
Epoch Holding Corp.	70,850	658,196
ESB Financial Corp.	28,367	330,759
ESSA Bancorp, Inc.	145,155	1,737,505
Evans Bancorp, Inc.	1,700	21,284
#F.N.B. Corp.	984,337	6,969,106
Farmers Capital Bank Corp.	40,482	450,160
FBL Financial Group, Inc. Class A	721,200	14,532,180
#Federal Agricultural Mortgage Corp.	215,091	1,727,181
Federal Agricultural Mortgage Corp. Class A	2,743	16,513
Fidelity Bancorp, Inc.	14,772	87,524
*Fidelity Southern Corp.	20,239	78,728
Financial Institutions, Inc.	202,862	2,142,223
*First Acceptance Corp.	865,637	1,904,401
First Advantage Bancorp	16,015	164,154
First Bancorp (318672102)	340,412	643,379
First Bancorp (318910106)	6,891	93,442
First Bancorp of Indiana, Inc.	5,430	41,540
*First Bancshares, Inc.	23,843	209,818
*First Bank of Delaware	70,003	112,005
First Busey Corp.	248,492	961,664
First Business Financial Services, Inc.	18,887	175,460
*First California Financial Group, Inc.	3,588	14,890
First Citizens BancShares, Inc.	15,101	2,250,049
First Community Bancshares, Inc.	3,138	36,526
#First Defiance Financial Corp.	171,264	2,469,627
#First Federal Bancshares of Arkansas, Inc.	132,281	497,377
*First Federal of Northern Michigan Bancorp, Inc.	31,310	59,489
First Financial Corp.	207,947	5,766,370
First Financial Holdings, Inc.	72,402	976,703
First Financial Northwest, Inc.	193,944	1,148,148

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Financial Service Corp.	9,435	$86,425
*First Franklin Corp.	11,298	77,956
*First Investors Financial Services Group, Inc.	118,400	446,960
*First Keystone Financial, Inc.	45,268	424,388
#First M&F Corp.	52,127	105,818
*First Marblehead Corp. (The)	167,319	327,945
#*First Mariner Bancorp, Inc.	16,843	16,001
First Merchants Corp.	600,258	3,673,579
First Mercury Financial Corp.	171,431	2,177,174
First Midwest Bancorp, Inc.	187,076	1,945,590
*First National Bancshares, Inc.	2,932	3,665
First Niagara Financial Group, Inc.	1,531,621	19,666,014
First PacTrust Bancorp, Inc.	69,476	345,990
First Place Financial Corp.	428,655	1,303,111
#*First Regional Bancorp	304,399	240,475
First Security Group, Inc.	174,531	471,234
#*First State Bancorporation	114,649	112,356
First United Corp.	59,788	657,668
First West Virginia Bancorp, Inc.	7,426	89,483
Firstbank Corp.	77,048	454,583
*FirstCity Financial Corp.	219,914	1,484,420
*Flagstar Bancorp, Inc.	959,380	863,442
Flagstone Reinsurance Holdings, Ltd.	370,553	4,057,555
Flushing Financial Corp.	367,780	4,130,169
#FNB United Corp.	53,340	88,011
#*Forest City Enterprises, Inc. Class A	965,509	8,419,238
*Forestar Group, Inc.	29,843	440,483
*FPIC Insurance Group, Inc.	278,696	9,428,286
#*Frontier Financial Corp.	229,358	97,408
#Fulton Financial Corp.	735,934	6,078,815
#German American Bancorp, Inc.	17,421	262,012
#*Greene Bancshares, Inc.	159,188	659,038
*Grubb & Ellis Co.	91,167	135,839
GS Financial Corp.	1,913	28,695
*Guaranty Bancorp	606,993	795,161
*Guaranty Federal Bancshares, Inc.	29,213	176,739
#*Habersham Bancorp	4,580	13,168
*Hallmark Financial Services, Inc.	346,082	2,654,449
Hampden Bancorp, Inc.	3,792	41,143
#Hampton Roads Bankshares, Inc.	210,763	432,064
#*Hanmi Financial Corp.	389,963	596,643
Harleysville Group, Inc.	620,516	19,440,766
#Harleysville National Corp.	438,132	2,523,640
Harleysville Savings Financial Corp.	14,092	174,741
*Harrington West Financial Group, Inc.	18,011	12,247
*Harris & Harris Group, Inc.	250,448	1,074,422
Hawthorn Bancshares, Inc.	18,591	182,192
#Heartland Financial USA, Inc.	1,403	18,015
*Heritage Commerce Corp.	245,159	647,220
*Heritage Financial Corp.	66,437	831,127
HF Financial Corp.	120,916	1,317,984
*Hilltop Holdings, Inc.	365,924	4,332,540
Hingham Institution for Savings	1,857	55,014
*HMN Financial, Inc.	99,239	567,647
Home Federal Bancorp, Inc.	187,927	2,170,557
HopFed Bancorp, Inc.	47,800	484,692
Horace Mann Educators Corp.	697,208	8,666,295
Horizon Bancorp	4,023	66,380
#*Horizon Financial Corp.	55,424	28,820
IBERIABANK Corp.	134,090	5,807,438
Independence Holding Co.	153,174	850,116

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Independent Bank Corp. (453836108)	23,835	$506,970
#Independent Bank Corp. (453838104)	201,613	237,903
Indiana Community Bancorp	37,203	326,270
Infinity Property & Casualty Corp.	579,946	22,426,512
Integra Bank Corp.	192,005	165,124
*International Assets Holding Corp.	49,174	884,640
#International Bancshares Corp.	179,337	2,663,154
#*Intervest Bancshares Corp.	142,536	471,794
*Investors Bancorp, Inc.	43,395	470,402
Investors Title Co.	32,512	1,007,872
#*Irwin Financial Corp.	299,032	9,868
*Jacksonville Bancorp, Inc.	10,740	91,290
Jefferson Bancshares, Inc.	27,344	143,556
*LaBranche & Co., Inc.	659,590	1,820,468
#Lakeland Bancorp, Inc.	244,450	1,486,256
Landmark Bancorp, Inc.	17,448	280,302
Legacy Bancorp, Inc.	132,938	1,270,887
LNB Bancorp, Inc.	32,588	180,212
#*Louisiana Bancorp, Inc.	509	7,269
LSB Corp.	70,033	733,946
LSB Financial Corp.	13,477	163,880
#*Macatawa Bank Corp.	362,870	696,710
*Magyar Bancorp, Inc.	30,371	101,743
MainSource Financial Group, Inc.	463,928	2,704,700
*Market Leader, Inc.	12,446	24,892
*Marlin Business Services Corp.	225,618	1,513,897
#*Maui Land & Pineapple Co., Inc.	14,898	91,474
Max Capital Group, Ltd.	21,045	434,579
Mayflower Bancorp, Inc.	7,911	56,564
MB Financial, Inc.	1,089,648	19,482,906
#*MBIA, Inc.	2,483,618	10,083,489
#MBT Financial Corp.	335,703	681,477
*MCG Capital Corp.	2,719,207	10,849,636
Meadowbrook Insurance Group, Inc.	1,571,879	10,578,746
Medallion Financial Corp.	528,265	4,146,880
#*Mercantile Bancorp, Inc.	8,444	18,999
Mercantile Bank Corp.	90,010	321,336
Mercer Insurance Group, Inc.	185,007	3,437,430
Meta Financial Group, Inc.	49,917	1,088,690
*Metro Bancorp, Inc.	552	6,530
MetroCorp Bancshares, Inc.	80,279	289,004
#*MF Global, Ltd.	1,916,573	13,646,000
#*MGIC Investment Corp.	2,251,799	9,705,254
MicroFinancial, Inc.	215,796	731,548
#MidSouth Bancorp, Inc.	1,700	24,565
#*Midwest Banc Holdings, Inc.	97,026	48,513
MidWestOne Financial Group, Inc.	12,783	106,418
#Montpelier Re Holdings, Ltd.	1,036,608	16,751,585
MutualFirst Financial, Inc.	128,518	803,238
*Nara Bancorp, Inc.	321,097	2,363,274
*National Financial Partners Corp.	653,735	5,327,940
National Interstate Corp.	36,531	661,576
National Penn Bancshares, Inc.	2,286,439	12,849,787
National Security Group, Inc.	8,185	65,234
#*National Western Life Insurance Co. Class A	59,445	10,471,831
*Navigators Group, Inc.	458,215	24,317,470
*Nelnet, Inc. Class A	528,912	7,420,635
*New Century Bancorp, Inc.	35,432	200,191
New Hampshire Thrift Bancshares, Inc.	82,841	766,279
New Westfield Financial, Inc.	267,825	2,155,991
#NewAlliance Bancshares, Inc.	3,348,207	37,098,134

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*NewBridge Bancorp	179,269	$430,246
*NewStar Financial, Inc.	87,927	220,697
North Central Bancshares, Inc.	39,100	621,690
*North Valley Bancorp	20,170	55,871
Northeast Bancorp	28,317	269,578
Northeast Community Bancorp, Inc.	5,308	35,564
Northrim Bancorp, Inc.	133,632	2,009,825
*Northway Financial, Inc.	7,009	56,247
NYMAGIC, Inc.	216,793	3,097,972
OceanFirst Financial Corp.	6,149	58,416
*Ocwen Financial Corp.	830,023	9,072,151
#Old Second Bancorp, Inc.	47,868	256,094
OneBeacon Insurance Group, Ltd.	101,097	1,205,076
Oriental Financial Group, Inc.	172,105	1,832,918
Osage Bancshares, Inc.	500	3,848
#*PAB Bankshares, Inc.	32,111	63,580
#Pacific Capital Bancorp	500,108	645,139
*Pacific Mercantile Bancorp	146,688	435,663
*Pacific Premier Bancorp, Inc.	98,358	365,892
*Pacific State Bancorp	13,433	11,821
#PacWest Bancorp	12,313	209,075
Pamrapo Bancorp, Inc.	14,039	94,763
*Park Bancorp, Inc.	4,725	21,735
Parkvale Financial Corp.	97,714	880,403
#Patriot National Bancorp	78,404	150,144
#*Penson Worldwide, Inc.	328,925	3,207,019
Peoples Bancorp	14,576	196,120
Peoples Bancorp of North Carolina	21,495	131,120
Peoples Bancorp, Inc.	289,103	3,104,966
#*PHH Corp.	1,619,647	26,173,496
#*Phoenix Cos., Inc. (The)	747,564	2,377,254
*PICO Holdings, Inc.	220,083	7,469,617
Pinnacle Bancshares, Inc.	17,681	167,527
#*Pinnacle Financial Partners, Inc.	150,289	1,908,670
#*Piper Jaffray Cos., Inc.	439,561	20,391,235
*PMA Capital Corp.	965,797	4,616,510
#*PMI Group, Inc. (The)	1,201,872	2,908,530
Porter Bancorp, Inc.	7,028	111,886
*Preferred Bank	167,157	422,907
Premier Financial Bancorp, Inc.	63,132	396,785
#Presidential Life Corp.	894,537	8,346,030
Princeton National Bancorp, Inc.	9,706	145,978
#PrivateBancorp, Inc.	24,430	223,046
*ProAssurance Corp.	139,160	6,996,965
#Prosperity Bancshares, Inc.	777,550	27,828,514
Providence Community Bancshares, Inc.	2,937	6,226
Provident Financial Holdings, Inc.	150,679	1,054,753
Provident Financial Services, Inc.	2,524,606	27,139,514
Provident New York Bancorp	1,207,470	10,299,719
Pulaski Financial Corp.	101,417	744,401
#Radian Group, Inc.	1,371,581	7,941,454
#*Rainier Pacific Financial Group, Inc.	85,914	32,647
#Renasant Corp.	423,080	6,193,891
*Republic First Bancorp, Inc.	62,088	273,187
#Resource America, Inc.	196,467	758,363
*Rewards Network, Inc.	195,495	2,103,526
*Riverview Bancorp, Inc.	224,587	720,924
Rome Bancorp, Inc.	135,130	1,131,714
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,021	4,262
Rurban Financial Corp.	24,763	188,199
*Safeguard Scientifics, Inc.	264,910	2,580,223

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Safety Insurance Group, Inc.	390,819	$13,080,712
Salisbury Bancorp, Inc.	200	4,919
Sanders Morris Harris Group, Inc.	328,663	1,909,532
#Sandy Spring Bancorp, Inc.	309,382	3,576,456
Savannah Bancorp, Inc. (The)	4,125	30,731
*Seabright Insurance Holdings	657,934	7,355,702
Seacoast Banking Corp. of Florida	430,220	641,028
*Security National Financial Corp. Class A	7,949	27,146
Selective Insurance Group, Inc.	1,931,259	29,586,888
Shore Bancshares, Inc.	1,900	30,989
SI Financial Group, Inc.	184	800
*Siebert Financial Corp.	51,159	127,130
#Simmons First National Corp. Class A	119,063	3,483,783
Somerset Hills Bancorp	1,169	9,247
South Financial Group, Inc.	496,982	397,586
South Street Financial Corp.	11,002	30,256
*Southcoast Financial Corp.	84,932	361,386
*Southern Community Financial Corp.	226,834	528,523
*Southern Connecticut Bancorp, Inc.	40,090	134,702
*Southern First Bancshares, Inc.	42,599	334,402
Southwest Bancorp, Inc.	289,278	2,846,496
*Specialty Underwriters’ Alliance, Inc.	2,765	18,857
State Auto Financial Corp.	802,066	13,041,593
State Bancorp, Inc.	400	3,056
StellarOne Corp.	167,236	1,774,374
Sterling Bancshares, Inc.	77,824	433,480
#*Sterling Financial Corp.	899,575	719,660
#*Stewart Information Services Corp.	432,344	3,865,155
*Stratus Properties, Inc.	96,583	917,538
Student Loan Corp.	135,750	5,708,288
*Sun Bancorp, Inc.	582,003	2,362,932
#*Superior Bancorp	154,815	328,208
#Susquehanna Bancshares, Inc.	2,507,238	13,814,881
*Sussex Bancorp	16,377	72,632
*Synovus Financial Corp.	227,543	505,145
#*Taylor Capital Group, Inc.	177,435	1,011,380
Teche Holding Co.	9,314	289,200
*Tennessee Commerce Bancorp, Inc.	3,480	18,479
*Texas Capital Bancshares, Inc.	234	3,409
TF Financial Corp.	68,021	1,265,191
Thomas Properties Group, Inc.	43,571	132,020
*Thomas Weisel Partners Group, Inc.	182,361	826,095
#*TIB Financial Corp.	47,121	49,948
*Tidelands Bancshares, Inc.	15,699	54,946
*TierOne Corp.	71,235	141,758
Timberland Bancorp, Inc.	176,454	806,395
*Tower Financial Corp.	26,009	118,081
*Tree.com, Inc.	124,680	973,751
*Trenwick Group, Ltd.	199,776	1,398
#Trustmark Corp.	363,846	6,894,882
#UCBH Holdings, Inc.	1,825,309	1,788,803
#Umpqua Holdings Corp.	2,227,403	22,073,564
Unico American Corp.	145,800	1,455,084
Union Bankshares Corp.	102,051	1,257,268
*United America Indemnity, Ltd.	336,478	2,358,711
United Bancshares, Inc.	4,418	44,357
#United Bankshares, Inc.	308	5,498
#*United Community Banks, Inc.	771,417	3,131,953
*United Community Financial Corp.	442,091	663,136
United Financial Bancorp, Inc.	223,658	2,874,005
United Fire & Casualty Co.	991,112	17,324,638

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*United PanAm Financial Corp.	115,896	$347,688
#*United Security Bancshares	6,984	17,460
United Western Bancorp, Inc.	113,950	418,196
Unitrin, Inc.	1,168,143	22,895,603
*Unity Bancorp, Inc.	31,207	127,637
*Virginia Commerce Bancorp, Inc.	344,855	1,386,317
*Virtus Investment Partners, Inc.	19,310	283,085
VIST Financial Corp.	42,294	245,305
#*Waccamaw Bankshares, Inc.	3,918	15,594
Wainwright Bank & Trust Co.	30,009	200,760
Washington Banking Co.	61,730	581,497
Washington Federal, Inc.	1,442,759	24,743,317
*Waterstone Financial, Inc.	78,633	268,139
Wayne Savings Bancshares, Inc.	15,186	89,597
Webster Financial Corp.	1,408,204	15,926,787
WesBanco, Inc.	639,779	9,052,873
West Bancorporation	108,796	478,702
#West Coast Bancorp	182,914	422,531
*Western Alliance Bancorp	223,387	971,733
#Whitney Holding Corp.	1,449,689	11,641,003
Wilber Corp.	300	2,016
#Wilmington Trust Corp.	800,433	9,645,218
#Wilshire Bancorp, Inc.	5,975	42,064
#Wintrust Financial Corp.	865,512	24,416,094
WSB Holdings, Inc.	29,908	65,499
Yadkin Valley Financial Corp.	91,380	336,278
Zenith National Insurance Corp.	474,880	13,548,326

Total Financials		1,278,432,167

Health Care — (5.2%)
*Acadia Pharmaceuticals, Inc.	449,860	584,818
*Accelrys, Inc.	204,105	1,108,290
*Achillion Pharmaceuticals, Inc.	145,334	241,254
*Adolor Corp.	161,154	233,673
#*Affymetrix, Inc.	256,362	1,340,773
#*Albany Molecular Research, Inc.	1,065,748	8,675,189
*Allied Healthcare International, Inc.	922,964	2,455,084
*Allied Healthcare Products, Inc.	206,489	1,129,495
*Allion Healthcare, Inc.	636,141	4,096,748
*American Dental Partners, Inc.	261,567	3,110,032
*American Shared Hospital Services	82,057	213,348
*AMICAS, Inc.	1,423,060	4,482,639
*AngioDynamics, Inc.	666,108	10,058,231
*Anika Therapeutics, Inc.	74,952	548,649
*Animal Health International, Inc.	300	729
#*AP Pharma, Inc.	32,646	25,790
*Ariad Pharmaceuticals, Inc.	840,284	1,512,511
*Arqule, Inc.	206,199	690,767
*Arrhythmia Research Technology, Inc.	1,411	5,799
#*ArthroCare Corp.	43,954	835,126
*Assisted Living Concepts, Inc.	35,553	736,658
*AtriCure, Inc.	2,509	10,237
#*AVI BioPharma, Inc.	120,251	176,769
*Avigen, Inc.	300,630	426,895
*Bioanalytical Systems, Inc.	32,200	36,386
#*BioLase Technology, Inc.	95,629	177,870
#*BioSante Pharmaceuticals, Inc.	74,008	112,492
*BioScrip, Inc.	239,573	1,806,380
*BioSphere Medical, Inc.	4,328	12,248
#*BMP Sunstone Corp.	5,925	21,567
#*Brookdale Senior Living, Inc.	391,366	6,590,603

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Caliper Life Sciences, Inc.	502,116	$1,109,676
*Cantel Medical Corp.	198,646	3,190,255
*Capital Senior Living Corp.	767,033	4,057,605
*Cardiac Science Corp.	679,538	2,378,383
*Cardiovascular Systems, Inc.	2,800	13,692
*Celldex Therapeutics, Inc.	254,672	1,110,370
#*Cerus Corp.	308,444	518,186
#*Columbia Laboratories, Inc.	528,779	491,764
#*CombinatoRx, Inc.	224,906	263,140
*CONMED Corp.	859,298	18,208,525
#Cooper Cos., Inc.	791,504	22,170,027
*Cross Country Healthcare, Inc.	1,021,629	8,438,656
*Curis, Inc.	301,259	599,505
*Cutera, Inc.	238,555	2,149,381
*Cynosure, Inc.	107,439	1,076,539
*Cytomedix, Inc.	44,092	20,723
*DepoMed, Inc.	129,087	401,461
#*Dexcom, Inc.	115,538	792,591
*Digirad Corp.	108,551	265,950
#*Discovery Laboratories, Inc.	375,460	349,178
#*DUSA Pharmaceuticals, Inc.	197,876	221,621
*Dyax Corp.	263,497	827,381
#*Dynavax Technologies Corp.	434,003	538,164
#*Emeritus Corp.	5,411	100,969
#*Emisphere Technologies, Inc.	403,337	217,802
•*Endo Pharmaceuticals Solutions	667,320	660,647
*Endologix, Inc.	601,902	2,865,054
*Enzo Biochem, Inc.	258,423	1,423,911
#*ev3, Inc.	147,654	1,739,364
#*Exelixis, Inc.	372,902	2,267,244
*Facet Biotech Corp.	700	11,991
*Five Star Quality Care, Inc.	419,029	1,445,650
*Gentiva Health Services, Inc.	428,807	10,291,368
#*GenVec, Inc.	549,969	412,477
#*Greatbatch, Inc.	33,560	660,125
*Hanger Orthopedic Group, Inc.	104,005	1,439,429
*Harvard Bioscience, Inc.	207,509	751,183
*Health Management Associates, Inc.	458,950	2,799,595
*HealthSpring, Inc.	152,135	2,180,095
*HealthTronics, Inc.	446,886	1,023,369
#*Hemispherx Biopharma, Inc.	32	46
*Hi-Tech Pharmacal Co., Inc.	211,190	3,852,106
*Hollis-Eden Pharmaceuticals, Inc.	236,521	120,744
*Home Diagnostics, Inc.	1,805	11,281
*Hooper Holmes, Inc.	13,173	9,880
#*Human Genome Sciences, Inc.	197,019	3,682,285
*I-Flow Corp.	254,611	3,213,191
*Immunomedics, Inc.	818,154	2,912,628
#*Incyte Corp.	549,373	3,235,807
*Infinity Pharmaceuticals, Inc.	32,318	180,334
#*Inovio Biomedical Corp.	278,023	286,364
*IntegraMed America, Inc.	125,305	1,065,092
*Interleukin Genetics, Inc.	18,140	16,689
#Invacare Corp.	528,461	11,853,380
*Iridex Corp.	97,820	200,531
*ISTA Pharmaceuticals, Inc.	369,034	1,350,664
#*Javelin Pharmaceuticals, Inc.	481,762	635,926
Kewaunee Scientific Corp.	58,194	754,194
*Kindred Healthcare, Inc.	1,556,280	22,877,316
*K-V Pharmaceutical Co.	172,449	655,306
*Lannet Co., Inc.	261,929	1,760,163

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*LCA-Vision, Inc.	207,117	$932,026
*LeMaitre Vascular, Inc.	77,600	331,352
*Lexicon Pharmaceuticals, Inc.	1,349,450	1,767,780
#*LifePoint Hospitals, Inc.	1,732,785	49,089,799
#*Luna Innovations, Inc.	41,132	48,124
*Martek Biosciences Corp.	32,457	582,928
*Maxygen, Inc.	183,628	1,024,644
*MedCath Corp.	726,154	5,961,724
*MediciNova, Inc.	1,850	11,479
MedQuist, Inc.	53,649	310,091
*Merge Healthcare, Inc.	278,037	995,372
*Metabasis Therapeutics, Inc.	344,163	134,258
#*MiddleBrook Pharmaceuticals, Inc.	504,849	494,752
*Misonix, Inc.	124,173	315,399
*Molina Healthcare, Inc.	43,309	810,744
*Nabi Biopharmaceuticals	123,216	400,452
*National Dentex Corp.	102,489	819,912
*Neurocrine Biosciences, Inc.	355,622	789,481
#*Neurometrix, Inc.	63,412	164,871
*Nighthawk Radiology Holdings, Inc.	151,453	907,203
*NMT Medical, Inc.	157,937	266,914
#*NovaMed, Inc.	11,278	45,450
#*Novavax, Inc.	1,423	5,464
*NOVT Corp.	2,900	6,076
*NPS Pharmaceuticals, Inc.	511,014	1,619,914
#*Oculus Innovative Sciences, Inc.	22,795	46,730
#*OraSure Technologies, Inc.	220,586	719,110
*Orchid Cellmark, Inc.	117,570	179,882
*Osteotech, Inc.	648,087	2,799,736
*OTIX Global, Inc.	502,388	432,054
#*OXiGENE, Inc.	154,647	174,751
*PDI, Inc.	356,511	1,789,685
*Prospect Medical Holdings, Inc.	5,000	20,000
*Providence Service Corp.	145,675	1,815,110
Psychemedics Corp.	24,886	134,633
*Radient Pharmaceuticals Corp.	84,737	43,216
*RadNet, Inc.	385,198	936,031
*Regeneration Technologies, Inc.	442,960	1,736,403
*RehabCare Group, Inc.	265,312	4,974,600
*Res-Care, Inc.	312,764	3,762,551
*Retractable Technologies, Inc.	39,828	67,708
*Rural/Metro Corp.	131,700	665,085
*Santarus, Inc.	345,834	1,068,627
*SciClone Pharmaceuticals, Inc.	516,059	1,269,505
*SCOLR Pharma, Inc.	8,829	4,061
#*Sirona Dental Systems, Inc.	71,620	1,927,294
*Skilled Healthcare Group, Inc.	21,066	169,371
*Solta Medical, Inc.	400	884
#*Somaxon Pharmaceuticals, Inc.	36,373	73,473
*Spectranetics Corp.	12,620	71,934
#*Spectrum Pharmaceuticals, Inc.	374,330	1,553,470
*SRI/Surgical Express, Inc.	146,301	345,270
#*StemCells, Inc.	571,744	651,788
*Stereotaxis, Inc.	338,556	1,222,187
*Strategic Diagnostics, Inc.	277,238	468,532
*Sun Healthcare Group, Inc.	113,109	1,027,030
*Sunesis Pharmaceuticals, Inc.	10,755	3,978
*SunLink Health Systems, Inc.	45,100	105,985
#*Sunrise Senior Living, Inc.	274,816	1,143,235
*SuperGen, Inc.	108,029	252,788
*Symmetry Medical, Inc.	5,979	47,832

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Theragenics Corp.	560,030	$756,040
*Tomotherapy, Inc.	260,261	864,067
*Trimeris, Inc.	264,366	941,143
#*Triple-S Management Corp.	375,500	6,270,850
*United American Healthcare Corp.	15,300	14,382
*Universal American Corp.	1,106,313	11,063,130
*Urologix, Inc.	28,776	33,380
#*Vanda Pharmaceuticals, Inc.	30,824	314,405
*Vical, Inc.	348,965	1,074,812
*Viropharma, Inc.	451,579	3,404,906
*Vital Images, Inc.	256,829	2,930,419
*WellCare Health Plans, Inc.	242,331	6,332,109
*Zymogenetics, Inc.	111,145	516,824

Total Health Care		343,671,228

Industrials — (15.8%)
#*AAR Corp.	423,658	8,307,933
*ACCO Brands Corp.	90,252	546,927
Aceto Corp.	504,578	2,795,362
*Active Power, Inc.	306,219	355,214
*AeroCentury Corp.	28,090	575,845
*Aerosonic Corp.	44,620	201,236
Aircastle, Ltd.	1,036,269	8,207,250
Alamo Group, Inc.	234,217	3,208,773
#*Alaska Air Group, Inc.	596,978	15,354,274
Albany International Corp.	130,538	2,174,763
#Alexander & Baldwin, Inc.	1,094,786	31,562,680
*Allied Defense Group, Inc.	117,512	740,326
*Allied Motion Technologies, Inc.	44,400	99,900
*Amerco, Inc.	346,284	14,637,425
American Railcar Industries, Inc.	286,204	2,862,040
*American Reprographics Co.	47,700	286,200
*AMREP Corp.	5,000	60,850
*APAC Customer Services, Inc.	200,224	1,291,445
*Applied Energetics, Inc.	563,386	214,087
#Applied Industrial Technologies, Inc.	1,273,350	25,759,871
#Arkansas Best Corp.	401,645	10,370,474
#*Armstrong World Industries, Inc.	570,872	21,264,982
*AT Cross Co.	331,413	1,242,799
*Atlas Air Worldwide Holdings, Inc.	363,914	9,567,299
*Avalon Holding Corp. Class A	41,919	104,798
#*Avis Budget Group, Inc.	1,911,007	16,052,459
#Baldor Electric Co.	465,501	12,033,201
*Baldwin Technology Co., Inc. Class A	387,412	689,593
Barrett Business Services, Inc.	84,867	984,457
*BE Aerospace, Inc.	638,172	11,314,790
*Blount International, Inc.	167,483	1,514,046
#*BlueLinx Holdings, Inc.	391,884	1,148,220
*BNS Holding, Inc.	45,855	242,114
*Bowne & Co., Inc.	485,352	3,169,349
*Breeze-Eastern Corp.	67,570	402,042
#Briggs & Stratton Corp.	1,918,846	35,882,420
*BTU International, Inc.	21,348	108,448
#*Builders FirstSource, Inc.	563,940	2,193,727
#*C&D Technologies, Inc.	252,468	462,016
*CAI International, Inc.	94,949	712,118
#*Capstone Turbine Corp.	585,231	684,720
Cascade Corp.	300	7,452
*Casella Waste Systems, Inc.	210,643	587,694
CDI Corp.	266,834	3,250,038
*CECO Environmental Corp.	158,744	592,115

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Celadon Group, Inc.	41,277	$402,864
*Cenveo, Inc.	212,193	1,502,326
#*Ceradyne, Inc.	106,816	1,721,874
*Champion Industries, Inc.	369,015	671,607
*Chart Industries, Inc.	46,457	918,455
Chicago Rivet & Machine Co.	28,248	343,213
CIRCOR International, Inc.	38,212	1,041,277
#*Coleman Cable, Inc.	21,574	74,862
*Columbus McKinnon Corp.	102,889	1,702,813
*Comforce Corp.	21,165	23,705
*Commercial Vehicle Group, Inc.	283,930	1,342,989
CompX International, Inc.	66,037	464,240
*COMSYS IT Partners, Inc.	247,121	1,692,779
*Consolidated Graphics, Inc.	211,102	4,234,706
*Cornell Cos., Inc.	123,312	2,816,446
*Covenant Transportation Group, Inc.	194,919	982,392
*CPI Aerostructures, Inc.	19,331	132,224
*CRA International, Inc.	7,454	184,487
Diamond Management & Technology Consultants, Inc.	2,424	14,350
#*Document Security Systems, Inc.	65,243	181,376
#*Dollar Thrifty Automotive Group, Inc.	240,276	4,447,509
Ducommun, Inc.	296,189	5,041,137
*DXP Enterprises, Inc.	4,293	49,284
*Dycom Industries, Inc.	419,046	4,140,174
#*Eagle Bulk Shipping, Inc.	800,189	3,792,896
Eastern Co.	72,661	1,160,396
Ecology & Environment, Inc. Class A	34,338	497,901
#Encore Wire Corp.	171,653	3,561,800
#*Energy Focus, Inc.	136,025	103,379
*EnerSys, Inc.	1,239,788	27,399,315
Ennis, Inc.	694,647	10,523,902
#*EnPro Industries, Inc.	179,246	4,047,375
Espey Manufacturing & Electronics Corp.	2,485	48,209
*Esterline Technologies Corp.	1,043,023	43,921,699
#*Evergreen Solar, Inc.	191,029	276,992
*ExpressJet Holdings, Inc.	152,458	457,374
Federal Signal Corp.	433,921	2,664,275
*First Advantage Corp.	456,938	8,042,109
*First Aviation Services, Inc.	8,900	7,209
*Flow International Corp.	97,009	233,792
*Franklin Covey Co.	254,299	1,327,441
Frozen Food Express Industries, Inc.	419,189	1,215,648
G & K Services, Inc. Class A	649,145	14,378,562
#GATX Corp.	1,374,465	37,357,959
#*Genco Shipping & Trading, Ltd.	570,659	11,350,408
*Gencor Industries, Inc.	15,355	115,162
*Gibraltar Industries, Inc.	762,503	8,250,282
*GP Strategies Corp.	172,774	1,216,329
Great Lakes Dredge & Dock Corp.	216,406	1,326,569
*Greenbrier Cos., Inc.	270,452	2,401,614
*Griffon Corp.	871,099	7,639,538
*H&E Equipment Services, Inc.	562,129	5,958,567
Hardinge, Inc.	206,970	1,086,592
*Herley Industries, Inc.	477,440	5,399,852
Horizon Lines, Inc.	95,714	502,498
*Hudson Highland Group, Inc.	476,441	1,543,669
#*Hurco Cos., Inc.	69,186	1,100,057
*ICT Group, Inc.	260,063	4,121,999
*Innotrac Corp.	111,236	355,955
*Insituform Technologies, Inc. Class A	99,546	2,110,375
Insteel Industries, Inc.	210,484	2,340,582

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Integrated Electrical Services, Inc.	900	$5,922
*Intelligent Systems Corp.	29,047	37,471
*Interline Brands, Inc.	345,645	5,046,417
International Shipholding Corp.	227,392	7,538,045
*Intersections, Inc.	192,376	1,096,543
#*JetBlue Airways Corp.	1,265,182	6,275,303
*JPS Industries, Inc.	42,300	143,820
*Kadant, Inc.	422,329	5,443,821
*Kelly Services, Inc. Class A	569,779	6,313,151
*Key Technology, Inc.	7,785	84,467
*Kforce, Inc.	139,002	1,630,493
Kimball International, Inc. Class B	672,579	5,044,342
*Kratos Defense & Security Solutions, Inc.	130,041	1,414,846
L.S. Starrett Co. Class A	183,186	1,877,656
*Ladish Co., Inc.	195,710	2,536,402
Lawson Products, Inc.	5,440	84,592
*Layne Christensen Co.	247,188	6,402,169
*LECG Corp.	622,924	2,149,088
*LGL Group, Inc.	7,917	22,643
*LMI Aerospace, Inc.	58,687	632,059
LSI Industries, Inc.	50,130	350,409
*Lydall, Inc.	431,171	2,155,855
*M&F Worldwide Corp.	556,176	11,835,425
*Magnetek, Inc.	392,480	490,600
#Manitowoc Co., Inc. (The)	709,583	6,485,589
*Marten Transport, Ltd.	415,266	7,283,766
#*Metalico, Inc.	255,585	1,032,563
*MFRI, Inc.	204,452	1,373,917
*Miller Industries, Inc.	218,344	2,194,357
#*Mobile Mini, Inc.	949,256	13,764,212
*Moog, Inc.	26,422	659,757
*MPS Group, Inc.	2,729,886	36,908,059
Mueller Water Products, Inc.	2,173,455	9,737,078
NACCO Industries, Inc. Class A	169,529	10,103,928
*National Patent Development Corp.	230,265	368,424
National Technical Systems, Inc.	151,136	858,452
*NCI Building Systems, Inc.	87,416	171,335
*NN, Inc.	504,296	2,244,117
#*Northwest Pipe Co.	178,609	5,376,131
#*Ocean Power Technologies, Inc.	17,821	107,995
*On Assignment, Inc.	276,903	1,672,494
*Oshkosh Truck Corp. Class B	1,447,301	45,242,629
*P.A.M. Transportation Services, Inc.	144,298	1,119,752
*Pacer International, Inc.	38,936	111,357
*Paragon Technologies, Inc.	9,306	26,522
*Park-Ohio Holdings Corp.	217,826	1,354,878
*Patrick Industries, Inc.	119,986	239,972
*Pemco Aviation Group Inc.	10,158	30,372
*PGT, Inc.	84,211	208,001
*Pinnacle Airlines Corp.	75,949	457,972
*Plug Power, Inc.	526,873	453,111
#*Polypore International, Inc.	106,594	1,168,270
Portec Rail Products, Inc.	69,262	603,272
*PowerSecure International, Inc.	407,046	3,386,623
Preformed Line Products Co.	46,636	1,795,486
Providence & Worcester Railroad Co.	73,242	814,817
*Quality Distribution, Inc.	188,885	706,430
#*Quixote Corp.	13,957	28,751
*RCM Technologies, Inc.	123,033	279,285
*Republic Airways Holdings, Inc.	1,682,318	13,475,367
*Rush Enterprises, Inc. Class A	863,003	9,423,993

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Rush Enterprises, Inc. Class B	332,468	$3,042,082
*Saia, Inc.	346,986	5,086,815
#*SatCon Technology Corp.	94,200	192,168
*Sauer-Danfoss, Inc.	36,788	264,874
Schawk, Inc.	141,046	1,385,072
#*School Specialty, Inc.	591,995	13,171,889
Seaboard Corp.	18,999	25,667,649
Servotronics, Inc.	12,611	93,321
*SIFCO Industries, Inc.	69,115	922,685
SkyWest, Inc.	1,621,728	22,655,540
*SL Industries, Inc.	21,390	175,398
*Sparton Corp.	310,745	1,289,592
*Spherion Corp.	1,029,080	5,093,946
#Standard Register Co.	189,277	902,851
Standex International Corp.	309,738	5,445,194
Steelcase, Inc. Class A	283,201	1,634,070
*Sunair Electronics, Inc.	14,871	39,706
Superior Uniform Group, Inc.	144,642	1,272,850
*Supreme Industries, Inc.	111,646	263,485
*Sypris Solutions, Inc.	275,157	852,987
#TAL International Group, Inc.	69,109	819,633
*TeamStaff, Inc.	9,762	9,762
*Tech/Ops Sevcon, Inc.	3,000	8,400
Technology Research Corp.	102,607	369,385
*Tecumseh Products Co. Class A	439,770	4,595,596
*Tecumseh Products Co. Class B	55,877	579,444
#Textainer Group Holdings, Ltd.	1,000	15,060
*Thomas Group, Inc.	45,972	41,835
Titan International, Inc.	282,871	2,376,116
Todd Shipyards Corp.	52,637	877,985
*Trailer Bridge, Inc.	86,120	346,202
*Transcat, Inc.	58,700	423,227
*TRC Cos., Inc.	335,314	1,062,945
Tredegar Industries, Inc.	1,245,361	16,974,270
*Trimas Corp.	4,750	21,375
#Trinity Industries, Inc.	1,569,201	26,488,113
#Triumph Group, Inc.	327,969	15,352,229
#*Tufco Technologies, Inc.	35,571	89,283
#*Tutor Perini Corp.	556,021	9,813,771
Twin Disc, Inc.	108,003	1,014,148
*U.S. Home Systems, Inc.	106,855	252,178
*United Capital Corp.	113,391	2,059,181
*United Rentals, Inc.	651,569	6,183,390
Universal Forest Products, Inc.	443,250	15,815,160
*Universal Security Instruments, Inc.	30,409	159,647
#*UQM Technologies, Inc.	280,621	1,318,919
*USA Truck, Inc.	337,839	3,793,932
#*USG Corp.	1,263,153	16,597,830
*Valence Technology, Inc.	4,800	6,192
*Valpey Fisher Corp.	15,889	19,385
*Versar, Inc.	27,971	107,409
Viad Corp.	332,280	5,814,900
Virco Manufacturing Corp.	34,520	95,966
*Volt Information Sciences, Inc.	553,904	4,492,161
*Wabash National Corp.	530,296	1,039,380
*Waste Services, Inc.	371,993	2,440,274
Watts Water Technologies, Inc.	882,816	24,939,552
*WCA Waste Corp.	489,790	1,964,058
#Werner Enterprises, Inc.	829,315	15,549,656
*Willdan Group, Inc.	18,201	46,231
*Willis Lease Finance Corp.	291,260	3,707,740

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*YRC Worldwide, Inc.	309,145	$1,128,379

Total Industrials		1,033,932,188

Information Technology — (14.2%)
*3Com Corp.	844,271	4,339,553
#*Acorn Energy, Inc.	172,475	1,205,600
*Actel Corp.	568,883	6,781,085
*ActivIdentity Corp.	509,453	1,156,458
*Adaptec, Inc.	4,351,687	13,881,882
*Advanced Analogic Technologies, Inc.	382,595	1,205,174
*Advanced Photonix, Inc.	29,384	19,393
*Aehr Test Systems	57,840	76,349
*Aetrium, Inc.	178,073	496,824
Agilysys, Inc.	552,954	2,604,413
#*Amkor Technology, Inc.	126,103	694,828
*Amtech Systems, Inc.	81,557	440,408
*Anadigics, Inc.	625,050	2,006,411
*Anaren, Inc.	276,610	4,044,038
*Applied Micro Circuits Corp.	1,124,258	8,791,698
#*Arris Group, Inc.	2,048,887	21,021,581
*Aspen Technology, Inc.	326,227	3,425,384
*Astea International, Inc.	12,475	41,355
Astro-Med, Inc.	104,084	645,321
*Autobytel, Inc.	407,340	305,505
*Avid Technology, Inc.	938,560	11,854,013
*Avocent Corp.	820,142	20,396,932
AVX Corp.	279,307	3,161,755
*Aware, Inc.	661,315	1,547,477
*AXT, Inc.	317,739	733,977
Bel Fuse, Inc. Class A	5,945	105,583
Bel Fuse, Inc. Class B	92,247	1,669,671
*Bell Microproducts, Inc.	623,870	1,821,700
*Benchmark Electronics, Inc.	2,841,081	47,730,161
Black Box Corp.	490,438	13,001,511
#*Blonder Tongue Laboratories, Inc.	8,764	9,991
*Bogen Communications International, Inc.	43,800	107,091
*Brightpoint, Inc.	58,806	433,400
*Brooks Automation, Inc.	2,403,977	16,539,362
*BSQUARE Corp.	90,100	209,032
*CalAmp Corp.	345,641	1,074,944
*California Micro Devices Corp.	739,386	2,210,764
*Cascade Microtech, Inc.	281,350	1,519,290
*Checkpoint Systems, Inc.	346,689	4,704,570
*Chordiant Software, Inc.	59,674	207,666
*Chyron International Corp.	51,176	96,723
*Ciber, Inc.	2,122,374	6,834,044
#*Ciena Corp.	410,537	4,815,599
*Cinedigm Digital Cinema Corp.	266,460	346,398
*Clarus Corp.	371,800	1,635,920
*Clearfield, Inc.	77,789	302,599
#*Coherent, Inc.	952,417	23,934,239
Cohu, Inc.	712,585	8,109,217
*Comarco, Inc.	10,221	32,196
•#*Commerce One LLC	55,600	—
Communications Systems, Inc.	103,486	1,136,276
*Computer Task Group, Inc.	194,896	1,358,425
*Concurrent Computer Corp.	136,268	523,269
#*Convera Corp.	343,230	85,636
*Convergys Corp.	1,561,867	16,946,257
*CPI International, Inc.	139,450	1,380,555
*Cray, Inc.	413	3,081

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CSP, Inc.	120,350	$442,888
CTS Corp.	1,269,698	11,376,494
*CyberOptics Corp.	266,732	1,608,394
*Cypress Semiconductor Corp.	959,190	8,085,972
*Data I/O Corp.	79,142	300,740
*Datalink Corp.	64,165	255,377
*Dataram Corp.	75,871	204,093
*DDi Corp.	351,575	1,423,879
*Digi International, Inc.	714,872	5,683,232
#*Digimarc Corp.	74,600	1,044,400
*Ditech Networks, Inc.	685,602	877,571
*DivX, Inc.	35,672	171,582
*Dot Hill Systems Corp.	526,584	958,383
*DSP Group, Inc.	382,917	2,213,260
*Dynamics Research Corp.	19,518	250,026
*Easylink Services International Corp.	34,202	51,645
*EchoStar Corp.	67,991	1,234,717
*EDGAR Online, Inc.	207,114	354,165
*Edgewater Technology, Inc.	298,591	850,984
*EFJohnson Technologies, Inc.	508,819	686,906
Electro Rent Corp.	570,598	6,111,105
*Electro Scientific Industries, Inc.	1,199,372	13,121,130
*Electronics for Imaging, Inc.	972,365	11,337,776
#*EMCORE Corp.	93,441	95,310
*EMS Technologies, Inc.	128,997	2,248,418
*Endwave Corp.	332,391	774,471
*Entegris, Inc.	984	3,700
*Entorian Technologies, Inc.	34,332	163,251
*ePlus, Inc.	272,314	4,095,603
*Euronet Worldwide, Inc.	296,975	7,023,459
*Evans & Sutherland Computer Corp.	145,693	33,509
*Exar Corp.	775,588	5,351,557
*Extreme Networks	1,632,197	3,248,072
*Fairchild Semiconductor Corp. Class A	1,643,473	12,293,178
*Frequency Electronics, Inc.	204,701	900,684
*FSI International, Inc.	597,144	692,687
*Gerber Scientific, Inc.	422,839	1,953,516
*Giga-Tronics, Inc.	14,300	36,608
*Global Cash Access, Inc.	264,700	1,675,551
*Globecomm Systems, Inc.	242,917	1,642,119
*GSI Technology, Inc.	3,000	10,830
*GTSI Corp.	237,469	1,769,144
*Halifax Corp.	2,700	2,214
*Harris Stratex Networks, Inc. Class A	646,319	4,071,810
*Hauppauge Digital, Inc.	130,387	104,310
*Hutchinson Technology, Inc.	432,238	2,515,625
*Hypercom Corp.	590,659	1,683,378
*I.D. Systems, Inc.	151,003	551,161
#*ICx Technologies, Inc.	100	505
#*iGo, Inc.	373,705	497,028
*Ikanos Communications, Inc.	199,994	345,990
*Imation Corp.	1,609,486	14,195,667
*InfoSpace, Inc.	523,568	4,486,978
*Insight Enterprises, Inc.	830,111	8,732,768
*InsWeb Corp.	19,975	60,125
*Integrated Device Technology, Inc.	3,811,553	22,411,932
*Integrated Silicon Solution, Inc.	391,859	1,371,506
*Intelli-Check, Inc.	159,451	234,393
*Intelligroup, Inc.	70,500	191,760
*Internap Network Services Corp.	855,706	2,738,259
*International Rectifier Corp.	465,954	8,517,639

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Internet Brands, Inc.	555,433	$4,132,422
*Internet Capital Group, Inc.	1,072,331	7,795,846
*Interphase Corp.	86,887	206,791
*Intest Corp.	3,293	1,943
*Intevac, Inc.	186,577	1,903,085
*IntriCon Corp.	41,096	138,699
*Inuvo, Inc.	165,522	41,380
*INX, Inc.	8,060	54,163
iPass, Inc.	396,852	515,908
*Iteris, Inc.	108,667	154,307
*IXYS Corp.	207,999	1,393,593
Jabil Circuit, Inc.	203,955	2,728,918
*Jaco Electronics, Inc.	54,959	35,723
*JDS Uniphase Corp.	68,391	382,306
Keithley Instruments, Inc.	154,181	502,630
*Kemet Corp.	92,927	116,159
*Kenexa Corp.	331,498	4,176,875
*KEY Tronic Corp.	365,738	826,568
*Keynote Systems, Inc.	440,972	4,506,734
*Knot, Inc. (The)	72,899	777,832
*Kopin Corp.	315,919	1,402,680
*Kulicke & Soffa Industries, Inc.	571,610	2,657,986
*KVH Industries, Inc.	51,442	540,141
*L-1 Identity Solutions, Inc.	1,168,291	6,904,600
*Lattice Semiconductor Corp.	1,822,195	3,480,392
*LeCroy Corp.	173,145	647,562
#*LightPath Technologies, Inc.	8,638	15,980
*Lionbridge Technologies, Inc.	823,083	1,720,243
*Logic Devices, Inc.	74,636	72,397
*LoJack Corp.	199,200	840,624
*LookSmart, Ltd.	544,441	713,218
*Loral Space & Communications, Inc.	121,030	3,197,613
*Mace Security International, Inc.	183,086	153,792
#*Magma Design Automation, Inc.	484,604	1,041,899
Marchex, Inc. Class B	294,304	1,333,197
*Mastech Holdings, Inc.	44,797	223,089
*Mattson Technology, Inc.	677,422	1,436,135
*Measurement Specialties, Inc.	86,770	668,997
#*Mechanical Technology, Inc.	34,024	47,634
*MEMSIC, Inc.	1,474	5,012
*Mentor Graphics Corp.	129,138	942,707
*Mercury Computer Systems, Inc.	213,116	2,280,341
*Merix Corp.	246,738	392,313
*Merrimac Industries, Inc.	40,915	323,228
Methode Electronics, Inc.	1,129,421	8,188,302
*Microtune, Inc.	216,057	369,457
*Mindspeed Technologies, Inc.	270,551	944,223
*MKS Instruments, Inc.	1,978,214	30,939,267
*ModusLink Global Solutions, Inc.	730,102	6,001,438
*MoSys, Inc.	243,165	573,869
*MTM Technologies, Inc.	386	178
*Nanometrics, Inc.	257,266	2,109,581
*Napco Security Technologies, Inc.	49,049	94,174
*Network Equipment Technologies, Inc.	258,629	853,476
*Newport Corp.	1,732,785	12,891,920
#*Novatel Wireless, Inc.	58,693	523,542
*Nu Horizons Electronics Corp.	282,511	1,098,968
*NumereX Corp. Class A	104,599	498,937
#*NYFIX, Inc.	462,231	767,303
O.I. Corp.	53,861	386,453
*Occam Networks, Inc.	75,070	223,709

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Oclaro, Inc.	689,123	$730,470
*OmniVision Technologies, Inc.	676,817	8,297,776
*Omtool, Ltd.	52,214	35,506
#*On2 Technologies, Inc.	18,063	10,657
*Online Resources Corp.	109,233	573,473
*Openwave Systems, Inc.	448,242	1,017,509
*Oplink Communications, Inc.	663,569	9,840,728
*Opnext, Inc.	957,856	2,356,326
*Optelecom-NKF, Inc.	8,825	34,682
*OPTi, Inc.	164,800	619,648
*Optical Cable Corp.	116,577	352,063
*ORBCOMM, Inc.	669,591	1,586,931
*OSI Systems, Inc.	167,114	3,280,448
*Overland Storage, Inc.	92,828	75,191
*PAR Technology Corp.	130,042	708,729
*PC Connection, Inc.	897,789	5,278,999
*PC Mall, Inc.	114,889	814,563
*PC-Tel, Inc.	638,185	3,739,764
*PDF Solutions, Inc.	309,165	1,094,444
*Perceptron, Inc.	145,068	488,879
*Perficient, Inc.	122,782	999,445
*Performance Technologies, Inc.	289,576	813,709
*Pericom Semiconductor Corp.	325,141	3,059,577
*Pervasive Software, Inc.	437,499	2,143,745
*Photronics, Inc.	1,308,961	5,471,457
*Planar Systems, Inc.	262,533	595,950
*PLATO Learning, Inc.	257,877	1,139,816
*PLX Technology, Inc.	333,434	1,046,983
*Presstek, Inc.	291,393	495,368
•*Price Communications Liquidation Trust	1,498,306	204,639
Qualstar Corp.	378,083	722,139
*QuickLogic Corp.	240,837	520,208
*Radiant Systems, Inc.	115,601	1,137,514
*RadiSys Corp.	323,398	2,752,117
#*RAE Systems, Inc.	481,293	375,409
*Rainmaker Systems, Inc.	227,658	307,338
*RealNetworks, Inc.	2,332,268	8,326,197
*Relm Wireless Corp.	133,363	369,416
Renaissance Learning, Inc.	37,967	344,740
*RF Industries, Ltd.	11,180	44,385
#*RF Micro Devices, Inc.	1,541,401	6,134,776
*RF Monolithics, Inc.	17,487	11,891
Richardson Electronics, Ltd.	461,490	2,607,418
#*Rovi Corp.	18,600	512,430
*Rudolph Technologies, Inc.	454,212	2,879,704
*S1 Corp.	532,734	3,196,404
*Saba Software, Inc.	263,843	1,131,886
*SCM Microsystems, Inc.	378,413	953,601
*SeaChange International, Inc.	392,657	2,658,288
*Semitool, Inc.	221,193	1,561,623
Servidyne, Inc.	21,203	44,420
*Sigmatron International, Inc.	16,500	54,450
*Silicon Graphics International Corp.	894,491	5,331,166
*Silicon Image, Inc.	477,082	1,006,643
*Silicon Storage Technology, Inc.	3,778,252	7,669,852
#*Skyworks Solutions, Inc.	3,593,575	37,480,987
*Smart Modular Technologies (WWH), Inc.	810,065	3,288,864
*Smith Micro Software, Inc.	178,957	1,624,930
Soapstone Networks, Inc.	352,815	222,273
#*Sonic Solutions, Inc.	335,336	1,629,733
*SonicWALL, Inc.	1,419,465	11,270,552

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sonus Networks, Inc.	282,624	$542,638
*Soundbite Communications, Inc.	800	2,400
*SourceForge, Inc.	853,869	990,488
*Spectrum Control, Inc.	263,146	2,223,584
*StarTek, Inc.	225,910	1,310,278
*Sunrise Telecom, Inc.	132,300	108,486
*Support.com, Inc.	941,772	2,260,253
*Sycamore Networks, Inc.	6,832,668	19,473,104
*Symmetricom, Inc.	307,548	1,473,155
#*SYNNEX Corp.	978,845	25,185,682
*Tech Data Corp.	1,314,127	50,501,901
Technitrol, Inc.	218,841	1,704,771
*TechTarget, Inc.	19,099	120,324
*TechTeam Global, Inc.	233,641	1,829,409
*Telular Corp.	286,285	850,266
#*Teradyne, Inc.	242,057	2,026,017
Tessco Technologies, Inc.	61,473	1,041,967
TheStreet.com, Inc.	278,061	692,372
#*THQ, Inc.	142,138	743,382
*Tier Technologies, Inc. Class B	375,790	3,073,962
*TII Network Technologies, Inc.	92,005	97,525
*Tollgrade Communications, Inc.	330,412	1,965,951
*Track Data Corp.	16,348	65,554
*Trident Microsystems, Inc.	287,971	541,385
*Trio-Tech International	35,820	91,341
*Triquint Semiconductor, Inc.	3,617,485	19,498,244
*TSR, Inc.	2,290	4,901
*TTM Technologies, Inc.	325,383	3,309,145
Ulticom, Inc.	208,419	548,142
*Ultra Clean Holdings, Inc.	251,347	1,384,922
#*UTStarcom, Inc.	902,691	1,633,871
#*Veeco Instruments, Inc.	349,413	8,508,207
*VeriFone Holdings, Inc.	11,162	148,455
#*Vertro, Inc.	68,122	24,517
*Vicon Industries, Inc.	102,175	689,681
*Virage Logic Corp.	315,271	1,860,099
*Vishay Intertechnology, Inc.	3,125,832	19,473,933
Wayside Technology Group, Inc.	5,962	45,609
*Web.com Group, Inc.	187,414	1,319,395
*Winland Electronics, Inc.	2,200	1,639
*Wireless Ronin Technologies, Inc.	151,690	497,543
*Wireless Telecom Group, Inc.	176,100	117,987
*WPCS International, Inc.	35,980	108,660
*X-Rite, Inc.	401,930	803,860
*Zix Corp.	441,476	807,901
*Zoran Corp.	564,264	5,005,022
*Zygo Corp.	534,211	3,691,398

Total Information Technology		934,508,632

Materials — (5.4%)
A. Schulman, Inc.	545,194	9,470,020
#A.M. Castle & Co.	561,035	6,322,864
*American Pacific Corp.	139,259	985,954
Ashland, Inc.	121,364	4,191,913
*Boise, Inc.	717,591	3,430,085
*Brush Engineered Materials, Inc.	22,109	407,911
*Buckeye Technologies, Inc.	850,296	7,618,652
*BWAY Holding Co.	124,435	2,211,210
Cabot Corp.	719,441	15,777,341
#*Century Aluminum Co.	1,334,894	11,573,531
#*Coeur d’Alene Mines Corp.	1,229,731	24,692,998

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Continental Materials Corp.	10,786	$118,646
*Core Molding Technologies, Inc.	99,118	278,522
#Cytec Industries, Inc.	581,324	19,282,517
*Detrex Corp.	12,700	28,575
#*Domtar Corp.	265,654	11,128,246
#*Ferro Corp.	863,348	5,292,323
#*Flotek Industries, Inc.	221,927	357,302
Friedman Industries, Inc.	162,178	935,767
*General Moly, Inc.	517,370	1,138,214
*Graphic Packaging Holding Co.	6,215,796	14,234,173
#*Haynes International, Inc.	165,758	4,694,267
#*Headwaters, Inc.	1,389,210	5,723,545
#*Hecla Mining Co.	222,000	912,420
*Horsehead Holding Corp.	146,038	1,391,742
Huntsman Corp.	794,500	6,316,275
*ICO, Inc.	192,512	739,246
*Impreso, Inc.	6,400	7,680
*Innospec, Inc.	4,787	56,582
Kaiser Aluminum Corp.	330,915	13,220,054
*KapStone Paper & Packaging Corp.	374,078	2,596,101
KMG Chemicals, Inc.	91,500	1,125,450
*Louisiana-Pacific Corp.	1,805,682	9,479,830
*Material Sciences Corp.	216,679	433,358
#*Mercer International, Inc.	63,876	136,695
Minerals Technologies, Inc.	146,694	7,226,146
#*Mines Management, Inc.	260,716	615,290
*Mod-Pac Corp.	23,262	67,227
Myers Industries, Inc.	481,348	4,221,422
*Nanophase Technologies Corp.	224,121	215,156
Neenah Paper, Inc.	101,993	1,055,628
NL Industries, Inc.	212,609	1,318,176
#*Northern Technologies International Corp.	3,541	27,443
#Olympic Steel, Inc.	211,298	5,345,839
#*OM Group, Inc.	836,126	22,592,125
*Omnova Solutions, Inc.	515,056	3,301,509
P.H. Glatfelter Co.	1,223,100	12,928,167
*Penford Corp.	263,939	1,557,240
*PolyOne Corp.	3,137,789	17,508,863
*Rock of Ages Corp.	57,981	206,412
*Rockwood Holdings, Inc.	53,200	1,057,616
*RTI International Metals, Inc.	526,902	10,912,140
Schweitzer-Maudoit International, Inc.	88,944	4,593,958
*Spartech Corp.	776,297	7,429,162
#*Stillwater Mining Co.	170,283	1,055,755
*Synalloy Corp.	22,593	204,241
#Temple-Inland, Inc.	763,429	11,794,978
*U.S. Concrete, Inc.	610,179	982,388
*U.S. Energy Corp.	25,300	133,078
#*U.S. Gold Corp.	255,805	690,674
*Universal Stainless & Alloy Products, Inc.	64,442	972,430
*Vulcan International Corp.	11,100	410,700
*Wausau Paper Corp.	834,994	7,322,897
*Webco Industries, Inc.	9,290	557,400
#Westlake Chemical Corp.	1,707,624	41,478,187
#*Zoltek Cos., Inc.	90,268	804,288

Total Materials		354,896,544

Other — (0.0%)
•Allen Organ Co. Escrow Shares	4,900	8,058
•*Big 4 Ranch, Inc.	73,300	—
•*ePresence, Inc. Escrow Shares	312,600	—

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Other — (Continued)
•*Landco Real Estate LLC	4,900	$—
•*MAIR Holdings, Inc. Escrow Shares	593,484	—
•*Noel Group, Inc.	95,400	477
•*Petrocorp, Inc. Escrow Shares	102,600	6,156
•*Tripos Escrow Shares	200	18

Total Other		14,709

Telecommunication Services — (0.3%)
*Arbinet Corp.	552,802	1,210,636
#*Centennial Communications Corp.	321,337	2,718,511
*Cincinnati Bell, Inc.	879,028	2,707,406
#Consolidated Communications Holdings, Inc.	6,697	92,553
D&E Communications, Inc.	363,318	4,069,162
*General Communications, Inc. Class A	193,501	1,190,031
*iBasis, Inc.	493,464	1,110,294
*IDT Corp.	2,100	7,287
*IDT Corp. Class B	38,999	152,876
#*iPCS, Inc.	74,187	1,770,844
*PAETEC Holding Corp.	361,725	1,171,989
*Purple Communications, Inc.	559	939
*SureWest Communications	354,061	3,122,818
*Xeta Corp.	65,385	161,828

Total Telecommunication Services		19,487,174

Utilities — (0.0%)
Connecticut Water Services, Inc.	11,436	255,023
Maine & Maritimes Corp.	43,071	1,561,324
*Renegy Holdings, Inc.	33,158	43,105
Unitil Corp.	1,300	26,897

Total Utilities		1,886,349

TOTAL COMMON STOCKS		5,666,152,545

RIGHTS/WARRANTS — (0.0%)
•CSF Holding, Inc. Litigation Rights	40,500	—
•*Enterprise Bancorp, Inc. Rights 11/19/09	1,639	—
*Federal-Mogul Corp. Warrants 12/27/14	62,197	8,086
•*Lantronix, Inc. Warrants	599	—
•*Waccamaw Bankshares, Inc. Rights 11/20/09	218	—

TOTAL RIGHTS/WARRANTS		8,086

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
§@DFA Short Term Investment Fund LP	891,912,224	891,912,224
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $12,306,408 FHLMC 5.945%(r), 07/01/37, valued at $9,454,190) to be repurchased at $9,178,886	$9,179	9,178,825

TOTAL SECURITIES LENDING COLLATERAL		901,091,049

TOTAL INVESTMENTS — (100.0%) (Cost $7,346,609,773)		$6,567,251,680

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (87.6%)
Consumer Discretionary — (11.1%)
*1-800-FLOWERS.COM, Inc.	3,972	$15,252
*4Kids Entertainment, Inc.	2,300	4,140
*99 Cents Only Stores	29,769	338,474
#Aaron’s, Inc.	20,170	505,259
Aaron’s, Inc. Class A	1,144	22,274
#Abercrombie & Fitch Co.	36,520	1,198,586
*AC Moore Arts & Crafts, Inc.	6,100	29,158
Acme United Corp.	1,000	8,400
Advance Auto Parts, Inc.	14,900	555,174
#*Aeropostale, Inc.	13,041	489,429
*AFC Enterprises, Inc.	7,503	60,249
*AH Belo Corp.	4,080	16,728
*Aldila, Inc.	1,600	4,736
*Alloy, Inc.	5,507	36,236
*Amazon.com, Inc.	49,380	5,866,838
Ambassadors Group, Inc.	6,985	88,779
Amcon Distributing Co.	100	6,300
*American Apparel, Inc.	15,451	47,435
#*American Axle & Manufacturing Holdings, Inc.	19,290	115,547
*American Biltrite, Inc.	327	523
American Eagle Outfitters, Inc.	72,900	1,275,021
American Greetings Corp. Class A	9,000	183,060
*American Public Education, Inc.	1,700	54,230
*America’s Car-Mart, Inc.	5,010	103,857
*Amerigon, Inc.	5,796	37,268
Ameristar Casinos, Inc.	21,231	312,520
*AnnTaylor Stores Corp.	22,800	295,716
#*Apollo Group, Inc. Class A	18,300	1,044,930
#Arbitron, Inc.	7,506	162,730
#*Arctic Cat, Inc.	3,500	20,790
Ark Restaurants Corp.	983	12,268
#*ArvinMeritor, Inc.	39,700	310,057
*Asbury Automotive Group, Inc.	11,785	114,786
*Ascent Media Corp.	4,048	93,382
*Atrinsic, Inc.	1,352	1,338
*Audiovox Corp. Class A	7,007	45,265
#*AutoNation, Inc.	94,630	1,631,421
*Autozone, Inc.	6,603	893,452
*Bakers Footwear Group, Inc.	600	522
*Ballantyne Strong, Inc.	3,565	12,121
*Bally Technologies, Inc.	5,300	208,767
#Barnes & Noble, Inc.	25,432	422,426
*Bassett Furniture Industries, Inc.	3,800	14,668
*Beasley Broadcast Group, Inc.	1,050	3,581
*Beazer Homes USA, Inc.	15,700	68,923
bebe stores, inc.	35,583	222,750
*Bed Bath & Beyond, Inc.	31,900	1,123,199
Belo Corp.	34,410	161,727
*Benihana, Inc.	1,044	6,410
*Benihana, Inc. Class A	1,488	7,202
#Best Buy Co., Inc.	47,643	1,819,010
Big 5 Sporting Goods Corp.	11,079	163,415
*Big Lots, Inc.	27,132	679,657
#*BJ’s Restaurants, Inc.	14,200	226,632
Black & Decker Corp.	8,300	391,926
#*Blockbuster, Inc. Class A	15,700	13,031
#*Blue Nile, Inc.	2,457	147,543
*Bluegreen Corp.	10,800	30,996

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Blyth, Inc.	4,225	$149,692
Bob Evans Farms, Inc.	13,610	357,535
*Bon-Ton Stores, Inc. (The)	5,390	49,858
Books-A-Million, Inc.	6,280	54,385
*Borders Group, Inc.	25,293	49,068
#BorgWarner, Inc.	42,300	1,282,536
Bowl America, Inc. Class A	1,359	16,920
*Boyd Gaming Corp.	36,950	271,952
Brinker International, Inc.	40,183	507,913
*Brink’s Home Security Holdings, Inc.	15,200	470,896
#*Brookfield Homes Corp.	11,200	63,056
Brown Shoe Co., Inc.	18,319	189,968
*Brunswick Corp.	71,200	674,976
#Buckle, Inc.	15,575	467,406
#*Buffalo Wild Wings, Inc.	6,600	270,666
*Build-A-Bear-Workshop, Inc.	8,500	44,030
#Burger King Holdings, Inc.	41,800	717,288
#*Cabela’s, Inc.	33,087	415,904
Cablevision Systems Corp.	29,700	681,912
*Cache, Inc.	4,500	21,645
#*California Coastal Communities, Inc.	1,578	1,326
#*California Pizza Kitchen, Inc.	10,000	129,900
#Callaway Golf Co.	36,962	252,820
*Canterbury Park Holding Corp.	514	3,603
#*Capella Education Co.	3,380	232,882
#*Career Education Corp.	35,600	741,904
*Caribou Coffee Co., Inc.	5,000	40,950
#*CarMax, Inc.	61,958	1,218,714
*Carmike Cinemas, Inc.	4,200	41,286
Carnival Corp.	98,634	2,872,222
*Carriage Services, Inc.	6,149	23,366
*Carrols Restaurant Group, Inc.	8,000	51,920
#*Carter’s, Inc.	22,373	528,003
*Casual Male Retail Group, Inc.	10,889	27,331
Cato Corp. Class A	10,000	197,100
*Cavco Industries, Inc.	3,108	94,483
CBS Corp.	6,054	71,437
CBS Corp. Class B	176,492	2,077,311
*CEC Entertainment, Inc.	5,794	169,243
#*Champion Enterprises, Inc.	14,495	3,479
*Charming Shoppes, Inc.	49,136	222,586
#*Cheesecake Factory, Inc.	22,142	402,542
#Cherokee, Inc.	1,652	31,272
*Chico’s FAS, Inc.	33,197	396,704
#*Children’s Place Retail Stores, Inc. (The)	12,401	390,011
#*Chipotle Mexican Grill, Inc.	4,300	350,407
*Chipotle Mexican Grill, Inc. Class B	6,200	495,442
#Choice Hotels International, Inc.	21,800	650,076
Christopher & Banks Corp.	15,200	92,568
*Chromcraft Revington, Inc.	2,232	3,102
*Churchill Downs, Inc.	7,173	225,089
Cinemark Holdings, Inc.	50,590	586,338
#*Citi Trends, Inc.	5,906	155,505
CKE Restaurants, Inc.	18,240	159,600
*CKX, Inc.	21,056	134,758
#*Clear Channel Outdoor Holdings, Inc.	17,938	122,337
Coach, Inc.	46,230	1,524,203
*Coast Distribution System, Inc.	890	2,715
*Cobra Electronics Corp.	535	679
*Coinstar, Inc.	10,200	323,748
*Coldwater Creek, Inc.	34,200	196,650

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Collective Brands, Inc.	29,087	$539,564
*Collectors Universe, Inc.	1,440	10,771
Columbia Sportswear Co.	14,816	563,749
Comcast Corp. Class A	347,609	5,040,331
Comcast Corp. Special Class A	137,251	1,924,259
*Concord Camera Corp.	405	1,377
#*Conn’s, Inc.	11,521	72,698
Cooper Tire & Rubber Co.	25,100	383,026
*Core-Mark Holding Co., Inc.	5,900	161,483
#*Corinthian Colleges, Inc.	31,061	492,627
#*Cosi, Inc.	4,164	3,539
CPI Corp.	840	9,542
Cracker Barrel Old Country Store, Inc.	5,879	194,889
*Craftmade International, Inc.	822	2,170
*CROCS, Inc.	32,800	199,424
#*Crown Media Holdings, Inc.	21,986	33,858
CSS Industries, Inc.	2,400	48,720
*CTM Media Holdings, Inc. Class B	790	593
*Culp, Inc.	3,600	20,772
*Cumulus Media, Inc.	3,700	7,807
*Cybex International, Inc.	7,361	10,085
*Cycle Country Accessories Corp.	300	123
#D.R. Horton, Inc.	153,000	1,676,880
*Dana Holding Corp.	18,400	104,144
Darden Restaurants, Inc.	15,181	460,136
#*Deckers Outdoor Corp.	1,802	161,585
*Decorator Industries, Inc.	300	252
*dELiA*s, Inc.	6,668	14,136
*Delta Apparel, Inc.	6,541	57,822
*Design Within Reach, Inc.	4,458	1,248
*Destination Maternity Corp.	2,100	42,105
DeVry, Inc.	11,200	619,248
#*Dick’s Sporting Goods, Inc.	31,307	710,356
Dillard’s, Inc.	30,995	422,152
*DineEquity, Inc.	7,120	150,659
#*DIRECTV Group, Inc. (The)	121,236	3,188,507
*Discovery Communications, Inc. (25470F104)	42,539	1,169,823
*Discovery Communications, Inc. (25470F203)	600	16,461
*Discovery Communications, Inc. (25470F302)	55,353	1,329,579
*DISH Network Corp.	28,020	487,548
Disney (Walt) Co.	289,025	7,910,614
*Dixie Group, Inc.	2,745	7,961
*Dolan Media Co.	12,388	147,913
*Dollar Tree, Inc.	23,790	1,073,643
*Domino’s Pizza, Inc.	18,000	132,120
*Dorman Products, Inc.	7,291	106,594
Dover Downs Gaming & Entertainment, Inc.	8,520	40,470
Dover Motorsports, Inc.	3,800	5,282
*DreamWorks Animation SKG, Inc.	21,850	699,200
#*Dress Barn, Inc. (The)	26,476	477,892
*Drew Industries, Inc.	11,569	221,431
*Drugstore.com, Inc.	21,354	59,151
#*DRYCLEAN USA, Inc.	100	105
*DSW, Inc.	6,700	128,640
#Eastman Kodak Co.	118,800	445,500
*EDCI Holdings, Inc.	1,303	7,570
Educational Development Corp.	1,183	6,211
*Einstein Noah Restaurant Group, Inc.	4,739	61,702
*Emerson Radio Corp.	4,000	5,360
*Emmis Communications Corp. Class A	3,000	3,090
*Empire Resorts, Inc.	9,500	25,650

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Enova Systems, Inc.	2,543	$3,255
*Entercom Communications Corp.	10,300	72,924
*Entravision Communications Corp.	13,700	28,770
*Escalade, Inc.	1,400	3,374
Ethan Allen Interiors, Inc.	14,800	184,408
*EW Scripps Co.	17,266	109,812
*Exide Technologies	31,482	192,670
*Expedia, Inc.	51,400	1,165,238
Family Dollar Stores, Inc.	30,300	857,490
*Famous Dave’s of America, Inc.	1,779	10,923
*Federal Mogul Corp.	23,525	262,304
*FGX International Holdings, Ltd.	3,600	47,484
Finish Line, Inc. Class A	20,395	206,805
*Fisher Communications, Inc.	3,928	76,557
*Flanigan’s Enterprises, Inc.	300	1,710
Flexsteel Industries, Inc.	1,119	9,030
Foot Locker, Inc.	77,400	811,152
*Ford Motor Co.	332,217	2,325,519
Fortune Brands, Inc.	57,700	2,247,415
FortuNet, Inc.	2,292	3,117
*Fossil, Inc.	33,665	899,865
*Franklin Electronic Publishers, Inc.	500	1,230
*Frederick’s of Hollywood Group, Inc.	775	914
Fred’s, Inc.	21,200	251,008
Frisch’s Restaurants, Inc.	2,810	65,894
*Fuel Systems Solutions, Inc.	6,150	201,351
*Full House Resorts, Inc.	4,900	11,760
*Furniture Brands International, Inc.	20,800	88,400
*Gaiam, Inc.	4,900	31,997
*GameStop Corp. Class A	26,162	635,475
*GameTech International, Inc.	4,030	5,360
*Gaming Partners International Corp.	3,004	13,548
*Gander Mountain Co.	8,514	42,485
#Gannett Co., Inc.	75,596	742,353
Gap, Inc.	82,374	1,757,861
#*Gaylord Entertainment Co.	16,566	248,987
#*Genesco, Inc.	9,194	239,688
Gentex Corp.	51,128	818,559
#Genuine Parts Co.	28,800	1,007,712
*G-III Apparel Group, Ltd.	7,272	116,425
*Global Traffic Network, Inc.	638	2,769
*Golfsmith International Holdings, Inc.	541	958
*Goodyear Tire & Rubber Co.	55,059	709,160
*Gray Television, Inc.	2,900	5,075
*Gray Television, Inc. Class A	300	543
*Great Wolf Resorts, Inc.	10,300	34,402
*Group 1 Automotive, Inc.	10,700	271,994
#Guess?, Inc.	29,700	1,085,535
*Gymboree Corp.	10,914	464,609
H&R Block, Inc.	42,700	783,118
*Hallwood Group, Inc.	200	5,320
*Hampshire Group, Ltd.	689	2,067
*Hanesbrands, Inc.	16,200	350,244
Harley-Davidson, Inc.	47,790	1,190,927
*Harman International Industries, Inc.	25,605	963,004
#Harte-Hanks, Inc.	26,800	314,632
Hasbro, Inc.	13,610	371,145
*Hastings Entertainment, Inc.	1,400	6,006
#*Haverty Furniture Cos., Inc.	7,831	94,833
*Haverty Furniture Cos., Inc. Class A	470	5,767
*Hawk Corp.	2,765	38,489

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Heelys, Inc.	3,900	$8,658
*Helen of Troy, Ltd.	15,300	349,452
*hhgregg, Inc.	2,200	36,278
#*Hibbett Sporting Goods, Inc.	9,730	182,340
Hillenbrand, Inc.	19,600	391,608
*Hollywood Media Corp.	7,954	11,931
#Home Depot, Inc.	200,625	5,033,681
Hooker Furniture Corp.	4,000	51,240
*Hot Topic, Inc.	17,785	136,944
#*Hovnanian Enterprises, Inc.	23,300	91,103
*HSN, Inc.	19,425	290,210
*Iconix Brand Group, Inc.	32,460	378,484
*Infosonics Corp.	2,000	1,880
Interactive Data Corp.	33,977	893,595
International Game Technology.	37,431	667,769
International Speedway Corp.	14,630	373,211
#*Interpublic Group of Cos., Inc.	130,600	786,212
*Interstate Hotels & Resorts, Inc.	4,449	5,116
*Interval Leisure Group, Inc.	19,325	215,667
*iRobot Corp.	8,449	112,963
*Isle of Capri Casinos, Inc.	13,660	105,865
*ITT Educational Services, Inc.	5,860	529,451
*J. Alexander’s Corp.	1,500	6,360
#*J. Crew Group, Inc.	7,900	322,162
J.C. Penney Co., Inc.	79,256	2,625,751
*Jack in the Box, Inc.	20,239	379,684
*Jackson Hewitt Tax Service, Inc.	10,160	49,886
*Jaclyn, Inc.	400	2,350
*JAKKS Pacific, Inc.	9,300	132,339
Jarden Corp.	32,967	902,966
*Jennifer Convertibles, Inc.	500	650
*Jo-Ann Stores, Inc.	14,500	385,990
Johnson Controls, Inc.	94,930	2,270,726
*Johnson Outdoors, Inc.	1,795	15,706
Jones Apparel Group, Inc.	37,731	675,008
*Jos. A. Bank Clothiers, Inc.	6,931	284,032
*Journal Communications, Inc.	14,300	50,908
*K12, Inc.	10,600	170,024
#KB Home	32,900	466,522
*Kenneth Cole Productions, Inc. Class A	3,600	34,236
*Kid Brands, Inc.	17,997	89,445
*Kirkland’s, Inc.	4,050	50,949
*Knology, Inc.	12,100	121,605
*Kohl’s Corp.	26,100	1,493,442
*Kona Grill, Inc.	1,820	5,442
Koss Corp.	200	2,352
*Krispy Kreme Doughnuts, Inc.	22,416	75,990
KSW, Inc.	2,053	7,062
*K-Swiss, Inc. Class A	14,934	121,861
Lacrosse Footwear, Inc.	2,314	27,166
*Lakeland Industries, Inc.	1,850	13,616
*Lakes Entertainment, Inc.	3,772	9,279
#*Lamar Advertising Co.	32,617	792,593
*Landry’s Restaurants, Inc.	300	3,270
#*Las Vegas Sands Corp.	176,285	2,660,141
•*Lazare Kaplan International, Inc.	1,600	4,000
*La-Z-Boy, Inc.	21,810	154,851
*Leapfrog Enterprises, Inc.	14,969	49,398
*Learning Tree International, Inc.	5,412	58,883
*Lee Enterprises, Inc.	4,700	14,335
#Leggett & Platt, Inc.	70,849	1,369,511

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Lennar Corp. Class A	64,468	$812,297
Lennar Corp. Class B	8,094	78,269
*Libbey, Inc.	2,084	11,149
*Liberty Global, Inc. Class A	39,700	815,041
#*Liberty Global, Inc. Series C	37,378	769,239
*Liberty Media Corp. Capital Class A	53,068	1,097,977
*Liberty Media Corp. Capital Class B	239	4,957
*Liberty Media Corp. Entertainment Class A	89,715	2,765,016
*Liberty Media Corp. Entertainment Class B	1,056	33,644
*Liberty Media Corp. Interactive Class A	186,801	2,118,323
*Liberty Media Corp. Interactive Class B	5,303	59,977
#*Life Time Fitness, Inc.	18,028	388,503
*Lifetime Brands, Inc.	3,181	19,309
#Limited Brands, Inc.	77,140	1,357,664
*LIN TV Corp.	8,687	34,053
*Lincoln Educational Services Corp.	9,374	185,793
*Lithia Motors, Inc.	7,113	59,322
*Live Nation, Inc.	35,751	238,102
*Liz Claiborne, Inc.	37,646	216,088
#*LKQ Corp.	50,346	869,475
*LodgeNet Interactive Corp.	6,800	32,980
*Lodgian, Inc.	7,522	13,239
Lowe’s Cos., Inc.	193,899	3,794,603
*Luby’s, Inc.	12,791	45,664
*Lumber Liquidators, Inc.	6,500	138,125
*M/I Homes, Inc.	11,300	126,221
*Mac-Gray Corp.	5,393	43,845
Macy’s, Inc.	163,931	2,880,268
*Maidenform Brands, Inc.	8,301	116,878
Marcus Corp.	10,425	121,972
*Marine Products Corp.	10,690	51,846
*MarineMax, Inc.	9,399	64,007
#Marriott International, Inc. Class A	39,144	980,949
#*Martha Stewart Living Omnimedia, Inc.	9,700	50,246
*Marvel Entertainment, Inc.	12,100	604,637
#Mattel, Inc.	56,200	1,063,866
Matthews International Corp. Class A	8,780	322,489
*MAXXAM, Inc.	721	7,102
#*McClatchy Co. (The)	6,707	18,914
*McCormick & Schmick’s Seafood Restaurants, Inc.	5,100	30,702
McDonald’s Corp.	124,831	7,316,345
McGraw-Hill Cos., Inc.	37,620	1,082,704
MDC Holdings, Inc.	21,000	685,020
*Media General, Inc.	9,300	77,097
*Mediacom Communications Corp.	12,566	60,065
Men’s Wearhouse, Inc. (The)	22,809	528,485
Meredith Corp.	19,900	538,494
*Meritage Homes Corp.	13,800	251,712
*Meritage Hospitality Group, Inc.	299	429
#*MGM Mirage	46,289	429,099
*Midas, Inc.	2,597	20,932
*Modine Manufacturing Co.	13,600	140,080
#*Mohawk Industries, Inc.	24,021	1,028,819
*Monarch Casino & Resort, Inc.	7,582	52,619
Monro Muffler Brake, Inc.	11,922	369,463
*Morgans Hotel Group Co.	7,500	24,900
#*Morningstar, Inc.	11,159	569,332
*Morton’s Restaurant Group, Inc.	6,400	23,936
*Motorcar Parts of America, Inc.	1,500	7,950
*Movado Group, Inc.	9,444	98,973
*MTR Gaming Group, Inc.	8,807	19,111

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Multimedia Games, Inc.	8,600	$42,226
*Nathan’s Famous, Inc.	2,000	29,000
National CineMedia, Inc.	14,679	234,864
National Presto Industries, Inc.	2,600	226,018
*Nautilus, Inc.	10,100	18,079
*Navarre Corp.	7,804	18,027
#*Netflix, Inc.	12,010	641,934
*Nevada Gold & Casinos, Inc.	700	679
*New Frontier Media, Inc.	7,470	14,492
*New York & Co., Inc.	23,215	102,146
*New York Times Co. Class A (The)	72,016	573,968
#Newell Rubbermaid, Inc.	98,300	1,426,333
News Corp. Class A	280,767	3,234,436
#News Corp. Class B	123,642	1,681,531
*NexCen Brands, Inc.	8,000	1,520
*Nexstar Broadcasting Group, Inc.	1,300	2,873
NIKE, Inc. Class B	43,430	2,700,477
*Nobel Learning Communities, Inc.	2,709	22,620
*Nobility Homes, Inc.	775	7,556
#Nordstrom, Inc.	33,100	1,051,918
#Nutri/System, Inc.	7,786	167,555
#*NVR, Inc.	1,400	927,178
*O’Charleys, Inc.	8,782	61,562
*Office Depot, Inc.	123,658	748,131
*OfficeMax, Inc.	26,000	297,180
#Omnicom Group, Inc.	35,608	1,220,642
*Orange 21, Inc.	335	228
*Orbitz Worldwide, Inc.	900	4,707
#*O’Reilly Automotive, Inc.	22,981	856,732
*Orient-Express Hotels, Ltd.	23,300	200,380
*Orleans Homebuilders, Inc.	4,970	10,835
#*Outdoor Channel Holdings, Inc.	9,378	64,896
#*Overstock.com, Inc.	7,295	102,130
Oxford Industries, Inc.	5,706	110,411
*P & F Industries, Inc. Class A	270	796
*P.F. Chang’s China Bistro, Inc.	8,200	239,358
*Pacific Sunwear of California, Inc.	29,000	175,160
*Palm Harbor Homes, Inc.	9,382	20,734
*Panera Bread Co.	10,700	641,786
*Papa John’s International, Inc.	5,100	114,750
*Peet’s Coffee & Tea, Inc.	5,000	170,000
*Penn National Gaming, Inc.	34,584	869,096
#*Penske Automotive Group, Inc.	36,500	571,590
#Pep Boys - Manny, Moe & Jack (The)	24,100	211,357
*Perry Ellis International, Inc.	5,950	81,336
#PetMed Express, Inc.	5,200	81,588
PetSmart, Inc.	45,387	1,067,956
Phillips-Van Heusen Corp.	22,734	912,770
*Phoenix Footwear Group, Inc.	900	315
*Pier 1 Imports, Inc.	36,147	127,237
*Pinnacle Entertainment, Inc.	10,195	86,148
#*Playboy Enterprises, Inc. Class A	400	1,340
*Playboy Enterprises, Inc. Class B	8,610	26,433
*Point.360	1,448	1,738
#Polaris Industries, Inc.	5,620	236,433
#Polo Ralph Lauren Corp.	11,100	826,062
*Pomeroy IT Solutions, Inc.	1,700	11,033
#Pool Corp.	16,879	330,491
*Premier Exhibitions, Inc.	8,500	9,435
#*Pre-Paid Legal Services, Inc.	3,100	122,574
*Priceline.com, Inc.	6,600	1,041,414

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Primedia, Inc.	12,392	$31,104
*Princeton Review, Inc.	8,840	40,487
#*Pulte Homes, Inc.	106,045	955,465
*Q.E.P. Co., Inc.	352	2,380
#*Quantum Fuel Systems Technologies Worldwide, Inc.	1,310	1,559
*Quiksilver, Inc.	53,900	107,261
*Radio One, Inc. Class D	10,058	17,803
*RadioShack Corp.	46,100	778,629
#*Raser Technologies, Inc.	13,500	15,930
*RC2 Corp.	8,355	109,116
*RCN Corp.	11,908	99,313
*Reading International, Inc. Class A	5,859	23,202
*Red Lion Hotels Corp.	5,748	27,418
#*Red Robin Gourmet Burgers, Inc.	7,000	116,970
Regal Entertainment Group	47,500	598,975
Regis Corp.	22,447	364,539
#*Rent-A-Center, Inc.	30,431	558,713
*Rentrak Corp.	3,030	46,571
*Retail Ventures, Inc.	19,200	123,072
*Rex Stores Corp.	7,700	95,095
RG Barry Corp.	8,519	72,923
*RHI Entertainment, Inc.	600	1,572
*Rick’s Cabaret International, Inc.	3,300	24,123
#*Rocky Brands, Inc.	800	6,648
#Ross Stores, Inc.	19,479	857,271
#*Royal Caribbean Cruises, Ltd.	72,713	1,470,984
*Rubio’s Restaurants, Inc.	1,991	14,514
*Ruby Tuesday, Inc.	27,000	179,820
*Ruth’s Hospitality Group, Inc.	7,400	23,014
#Ryland Group, Inc.	24,327	451,266
*Saga Communications, Inc.	1,158	14,764
#*Saks, Inc.	57,141	320,561
*Salem Communications Corp.	2,400	7,368
*Sally Beauty Holdings, Inc.	63,762	430,394
Scholastic Corp.	7,100	176,577
*Scientific Games Corp.	32,321	454,756
Scripps Networks Interactive, Inc.	20,552	776,044
*Sealy Corp.	29,300	84,970
#*Sears Holdings Corp.	44,029	2,987,808
*Select Comfort Corp.	15,100	82,597
Service Corp. International	127,510	875,994
#Sherwin-Williams Co.	17,900	1,021,016
*Shiloh Industries, Inc.	5,100	22,950
*Shoe Carnival, Inc.	5,677	85,212
*Shuffle Master, Inc.	21,476	167,728
*Shutterfly, Inc.	11,301	159,344
*Signet Jewelers, Ltd. ADR	23,492	592,233
*Silverleaf Resorts, Inc.	3,086	3,703
*Sinclair Broadcast Group, Inc. Class A	18,566	73,150
*Skechers U.S.A., Inc. Class A	15,655	341,592
Skyline Corp.	4,311	75,399
*Smith & Wesson Holding Corp.	12,478	53,281
Snap-On, Inc.	29,900	1,092,247
*Sonesta International Hotels Corp. Class A	347	4,025
*Sonic Automotive, Inc.	22,770	203,564
*Sonic Corp.	19,031	177,940
#Sotheby’s Class A	27,200	431,392
*Spanish Broadcasting System, Inc.	2,100	1,554
Spartan Motors, Inc.	12,275	61,252
#Speedway Motorsports, Inc.	18,829	254,945
*Sport Chalet, Inc. Class A	1,375	2,296

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sport Chalet, Inc. Class B	238	$809
Sport Supply Group, Inc.	4,800	49,536
Stage Stores, Inc.	9,408	111,014
*Stamps.com, Inc.	6,012	60,360
*Standard Motor Products, Inc.	8,005	66,922
*Standard Pacific Corp.	41,550	124,650
*Stanley Furniture, Inc.	3,459	27,188
Stanley Works (The)	28,535	1,290,638
#Staples, Inc.	84,219	1,827,552
*Starbucks Corp.	82,730	1,570,215
#Starwood Hotels & Resorts Worldwide, Inc.	20,100	584,106
*Steak n Shake Co. (The)	15,501	180,587
*Stein Mart, Inc.	14,900	141,550
*Steiner Leisure, Ltd.	5,000	184,800
*Steinway Musical Instruments, Inc.	3,914	45,872
*Steven Madden, Ltd.	6,671	270,176
Stewart Enterprises, Inc.	35,544	162,792
*Stoneridge, Inc.	8,215	60,380
*Strattec Security Corp.	1,780	24,920
#Strayer Education, Inc.	2,802	568,722
#Sturm Ruger & Co., Inc.	7,700	81,774
#Superior Industries International, Inc.	14,600	193,888
*Syms Corp.	2,486	17,477
*Systemax, Inc.	15,180	204,626
*Talbots, Inc.	18,893	171,360
*Tandy Brands Accessories, Inc.	1,100	4,345
*Tandy Leather Factory, Inc.	616	2,027
Target Corp.	70,815	3,429,570
*Tempur-Pedic International, Inc.	15,106	292,603
*Tenneco, Inc.	17,100	232,902
#*Texas Roadhouse, Inc.	22,510	213,170
Thor Industries, Inc.	25,687	673,513
*Ticketmaster Entertainment, Inc.	12,325	118,936
#Tiffany & Co.	24,000	942,960
*Timberland Co. Class A	23,803	385,133
Time Warner Cable, Inc.	61,278	2,416,804
Time Warner, Inc.	188,821	5,687,289
TJX Cos., Inc. (The)	46,570	1,739,390
#*Toll Brothers, Inc.	58,050	1,005,426
*Town Sports International Holdings, Inc.	7,300	21,681
*Tractor Supply Co.	14,338	640,909
*True Religion Apparel, Inc.	8,300	213,891
*TRW Automotive Holdings Corp.	52,800	826,320
*Tuesday Morning Corp.	15,900	51,357
Tupperware Corp.	22,510	1,013,400
*Tween Brands, Inc.	7,700	65,296
*Ulta Salon Cosmetics & Fragrance, Inc.	20,233	306,328
#*Under Armour, Inc. Class A	13,440	360,864
*Unifi, Inc.	26,466	73,575
UniFirst Corp.	7,910	333,011
*Universal Electronics, Inc.	7,376	151,946
*Universal Technical Institute, Inc.	8,800	158,312
#*Urban Outfitters, Inc.	22,100	693,498
*US Auto Parts Network, Inc.	4,800	25,680
V.F. Corp.	24,800	1,761,792
#*Vail Resorts, Inc.	15,972	550,076
*Valassis Communications, Inc.	16,500	300,795
Value Line, Inc.	1,267	38,973
*ValueVision Media, Inc.	8,300	26,311
*VCG Holding Corp.	300	564
*Viacom, Inc. Class A	6,310	184,126

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Viacom, Inc. Class B	66,556	$1,836,280
#*Volcom, Inc.	9,900	164,439
*Voyager Learning Co.	669	3,077
WABCO Holdings, Inc.	3,504	83,115
*Warnaco Group, Inc.	24,230	982,042
*Warner Music Group Corp.	28,039	161,505
Washington Post Co.	2,710	1,170,720
#Weight Watchers International, Inc.	27,563	730,695
*Wells-Gardner Electronics Corp.	992	1,944
Wendy’s/Arby’s Group, Inc.	192,450	760,178
*West Marine, Inc.	8,508	64,831
*Wet Seal, Inc. (The)	32,925	105,031
Weyco Group, Inc.	3,295	73,478
#Whirlpool Corp.	26,100	1,868,499
Wiley (John) & Sons, Inc. Class A	17,123	603,072
Wiley (John) & Sons, Inc. Class B	1,844	65,462
*Williams Controls, Inc.	1,001	8,368
#Williams-Sonoma, Inc.	49,578	931,075
*Winmark Corp.	600	12,678
*Winnebago Industries, Inc.	15,138	174,087
*WMS Industries, Inc.	19,400	775,612
Wolverine World Wide, Inc.	17,200	439,976
World Wrestling Entertainment, Inc.	9,200	122,176
*WPT Enterprises, Inc.	1,806	2,005
#Wyndham Worldwide Corp.	77,920	1,328,536
#*Wynn Resorts, Ltd.	18,940	1,026,927
Yum! Brands, Inc.	51,740	1,704,833
*Zale Corp.	13,900	65,747
#*Zumiez, Inc.	11,406	153,639

Total Consumer Discretionary		251,872,671

Consumer Staples — (7.9%)
#Alberto-Culver Co.	32,320	866,822
Alico, Inc.	2,814	81,831
*Alliance One International, Inc.	48,200	212,562
Altria Group, Inc.	228,170	4,132,159
*American Italian Pasta Co.	5,500	149,435
Andersons, Inc. (The)	7,840	243,275
Archer-Daniels-Midland Co.	111,700	3,364,404
Arden Group, Inc. Class A	497	56,047
Avon Products, Inc.	48,116	1,542,118
B&G Foods, Inc.	20,000	156,200
*Bare Escentuals, Inc.	24,100	304,383
#*BJ’s Wholesale Club, Inc.	22,057	772,657
*Boston Beer Co., Inc. Class A	3,497	132,886
*Bridgford Foods Corp.	1,800	15,030
Brown-Forman Corp. Class A	3,400	174,046
Brown-Forman Corp. Class B	15,644	763,584
#Bunge, Ltd.	38,300	2,185,398
*Cagle’s, Inc. Class A	500	2,000
*Calavo Growers, Inc.	5,073	90,553
Cal-Maine Foods, Inc.	7,293	198,005
Campbell Soup Co.	39,249	1,246,156
Casey’s General Stores, Inc.	25,861	815,397
CCA Industries, Inc.	1,800	8,172
*Central European Distribution Corp.	28,855	897,679
*Central Garden & Pet Co.	11,250	111,600
*Central Garden & Pet Co. Class A	22,990	217,485
*Chattem, Inc.	6,541	414,503
*Chiquita Brands International, Inc.	36,000	582,840
Church & Dwight Co., Inc.	14,450	821,916

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Clorox Co.	13,529	$801,323
Coca-Cola Bottling Co.	1,894	85,060
Coca-Cola Co.	250,108	13,333,257
Coca-Cola Enterprises, Inc.	98,095	1,870,672
*Coffee Holding Co., Inc.	300	1,188
Colgate-Palmolive Co.	57,849	4,548,667
ConAgra, Inc.	68,233	1,432,893
*Constellation Brands, Inc. Class A	66,060	1,045,069
#*Constellation Brands, Inc. Class B	2,358	37,846
Corn Products International, Inc.	39,480	1,112,546
Costco Wholesale Corp.	49,175	2,795,599
*Craft Brewers Alliance, Inc.	2,300	7,613
CVS Caremark Corp.	263,150	9,289,195
*Darling International, Inc.	28,360	197,102
*Dean Foods Co.	40,130	731,570
Del Monte Foods Co.	103,415	1,116,882
Diamond Foods, Inc.	6,037	182,016
#*Diedrich Coffee, Inc.	800	17,440
*Dr Pepper Snapple Group, Inc.	71,435	1,947,318
*Elizabeth Arden, Inc.	12,607	134,265
*Energizer Holdings, Inc.	14,504	882,858
Estee Lauder Cos., Inc.	18,100	769,250
Farmer Brothers Co.	7,111	134,398
#Flowers Foods, Inc.	32,550	760,368
*Fresh Del Monte Produce, Inc.	25,460	552,737
General Mills, Inc.	38,040	2,507,597
Golden Enterprises, Inc.	1,623	5,875
*Great Atlantic & Pacific Tea Co.	13,755	136,312
*Green Mountain Coffee, Inc.	14,850	988,268
Griffin Land & Nurseries, Inc. Class A	1,500	44,535
H.J. Heinz Co.	34,511	1,388,723
#*Hain Celestial Group, Inc.	15,898	278,851
#*Hansen Natural Corp.	12,900	466,335
Hershey Co. (The)	19,300	729,347
Hormel Foods Corp.	28,120	1,025,255
*HQ Sustainable Maritime Industries, Inc.	4,481	33,921
*IGI Labratories, Inc.	921	903
Imperial Sugar Co.	6,013	75,102
Ingles Markets, Inc.	7,111	109,367
Inter Parfums, Inc.	13,916	170,888
J & J Snack Foods Corp.	7,014	274,738
J.M. Smucker Co.	39,700	2,093,381
Kellogg Co.	42,214	2,175,710
Kimberly-Clark Corp.	47,714	2,918,188
Kraft Foods, Inc.	255,784	7,039,176
Kroger Co. (The)	78,511	1,815,959
Lancaster Colony Corp.	10,510	510,576
Lance, Inc.	11,856	285,967
#*Lifeway Foods, Inc.	2,500	30,100
Lorillard, Inc.	18,656	1,449,944
Mannatech, Inc.	9,496	32,286
McCormick & Co., Inc.	17,316	606,233
McCormick & Co., Inc. Voting	478	16,730
*Medifast, Inc.	4,251	93,607
*MGP Ingredients, Inc.	3,291	14,283
Molson Coors Brewing Co.	34,997	1,713,803
Molson Coors Brewing Co. Class A	400	19,418
*Monterey Pasta Co.	4,138	11,090
Nash-Finch Co.	6,081	176,227
*National Beverage Corp.	17,480	191,406
*Natural Alternatives International, Inc.	2,094	15,789

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#*Nature’s Sunshine Products, Inc.	200	$1,704
*NBTY, Inc.	29,300	1,066,813
Nu Skin Enterprises, Inc. Class A	25,209	573,757
*Nutraceutical International Corp.	4,000	43,520
Oil-Dri Corp. of America	3,323	50,809
*Omega Protein Corp.	6,400	26,624
*Orchids Paper Products Co.	1,551	27,763
*Overhill Farms, Inc.	2,933	16,014
*Pantry, Inc.	11,500	162,265
*Parlux Fragrances, Inc.	16,600	32,038
*PC Group, Inc.	1,300	650
Pepsi Bottling Group, Inc.	33,050	1,237,392
PepsiAmericas, Inc.	49,224	1,439,310
#PepsiCo, Inc.	171,759	10,400,007
Philip Morris International, Inc.	212,774	10,076,977
*Physicians Formula Holdings, Inc.	4,966	10,876
*Pilgrim’s Pride Corp.	11,600	73,080
*Prestige Brands Holdings, Inc.	26,300	177,788
PriceSmart, Inc.	11,183	215,832
Procter & Gamble Co.	341,128	19,785,424
*Ralcorp Holdings, Inc.	21,694	1,164,968
*Reddy Ice Holdings, Inc.	6,400	25,280
Reliv’ International, Inc.	2,740	8,576
*Revlon, Inc.	15,895	133,995
Reynolds American, Inc.	32,381	1,569,831
#*Rite Aid Corp.	17,800	22,962
Rocky Mountain Chocolate Factory, Inc.	3,763	32,061
#Ruddick Corp.	21,410	572,075
Safeway, Inc.	62,394	1,393,258
Sanderson Farms, Inc.	7,704	281,889
*Sanfilippo (John B.) & Son, Inc.	2,224	30,513
Sara Lee Corp.	98,703	1,114,357
Schiff Nutrition International, Inc.	3,840	22,157
*Seneca Foods Corp.	1,973	54,632
*Seneca Foods Corp. Class B	438	12,417
*Smart Balance, Inc.	29,016	153,204
#*Smithfield Foods, Inc.	72,653	969,191
Spartan Stores, Inc.	8,301	117,542
*Star Scientific, Inc.	9,800	8,232
SUPERVALU, Inc.	73,590	1,167,873
*Susser Holdings Corp.	5,224	62,113
Sysco Corp.	67,722	1,791,247
Tasty Baking Co.	1,400	8,974
*Tofutti Brands, Inc.	456	588
Tootsie Roll Industries, Inc.	13,968	346,546
*TreeHouse Foods, Inc.	16,435	614,669
Tyson Foods, Inc. Class A	103,187	1,291,901
*United Natural Foods, Inc.	14,675	353,814
United-Guardian, Inc.	600	6,000
#Universal Corp.	12,420	516,548
*USANA Health Sciences, Inc.	4,467	128,739
#Vector Group, Ltd.	14,977	217,316
Village Super Market, Inc.	1,464	43,920
Walgreen Co.	114,300	4,323,969
Wal-Mart Stores, Inc.	347,708	17,274,133
WD-40 Co.	6,200	195,238
Weis Markets, Inc.	13,889	491,671
#*Whole Foods Market, Inc.	47,900	1,535,674
*Winn-Dixie Stores, Inc.	28,753	318,871
*Zapata Corp.	4,059	27,723

Total Consumer Staples		177,615,475

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (8.9%)
*Abraxas Petroleum Corp.	3,201	$5,282
*Adams Resources & Energy, Inc.	1,578	35,821
*Allis-Chalmers Energy, Inc.	15,500	53,940
Alon USA Energy, Inc.	24,400	204,960
*Alpha Natural Resources, Inc.	28,044	952,655
*American Oil & Gas, Inc.	5,892	12,373
Anadarko Petroleum Corp.	76,361	4,652,676
Apache Corp.	58,756	5,530,115
*Approach Resources, Inc.	2,600	20,176
#Arch Coal, Inc.	61,596	1,334,169
*Arena Resources, Inc.	12,500	465,750
*Atlas Energy, Inc.	18,073	473,151
*ATP Oil & Gas Corp.	19,499	337,528
#*Atwood Oceanics, Inc.	18,925	671,648
#Baker Hughes, Inc.	47,350	1,992,015
*Barnwell Industries, Inc.	1,570	7,144
*Basic Energy Services, Inc.	8,105	56,735
Berry Petroleum Corp. Class A	18,228	462,262
*Bill Barrett Corp.	23,248	720,223
BJ Services Co.	113,132	2,172,134
*Bolt Technology Corp.	2,252	22,903
*Boots & Coots, Inc.	5,220	7,256
#*BPZ Resources, Inc.	36,195	228,029
*Brigham Exploration Co.	17,650	167,675
*Bristow Group, Inc.	13,100	381,865
*Bronco Drilling Co., Inc.	5,700	36,024
Cabot Oil & Gas Corp.	34,300	1,319,521
*Cal Dive International, Inc.	45,547	349,801
*Callon Petroleum Co.	7,700	12,320
*Cameron International Corp.	23,756	878,259
CARBO Ceramics, Inc.	7,400	432,086
*Carrizo Oil & Gas, Inc.	8,900	206,302
*Cheniere Energy, Inc.	17,239	40,167
#Chesapeake Energy Corp.	98,200	2,405,900
Chevron Corp.	276,544	21,166,678
Cimarex Energy Co.	37,740	1,477,898
*Clayton Williams Energy, Inc.	4,521	118,450
*Clean Energy Fuels Corp.	18,395	213,382
*CNX Gas Corp.	18,901	526,582
*Complete Production Services, Inc.	31,100	296,383
*Comstock Resources, Inc.	15,957	655,673
*Concho Resources, Inc.	30,896	1,177,447
ConocoPhillips	239,732	12,029,752
CONSOL Energy, Inc.	26,268	1,124,533
*Contango Oil & Gas Co.	6,930	330,215
#*Continental Resources, Inc.	25,943	965,339
*CREDO Petroleum Corp.	4,696	45,739
*Crosstex Energy, Inc.	18,200	102,284
*CVR Energy, Inc.	23,800	250,376
*Dawson Geophysical Co.	3,170	76,556
Delek US Holdings, Inc.	22,900	154,575
#*Delta Petroleum Corp.	15,781	20,515
*Denbury Resources, Inc.	64,100	935,860
Devon Energy Corp.	61,033	3,949,445
#Diamond Offshore Drilling, Inc.	16,500	1,571,625
*Double Eagle Petroleum Co.	3,662	17,321
*Dresser-Rand Group, Inc.	30,759	906,468
*Dril-Quip, Inc.	13,708	666,072
*Dune Energy, Inc.	6,135	736
El Paso Corp.	115,870	1,136,685
*Encore Acquisition Co.	27,100	1,004,597

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Endeavour International Corp.	16,640	$17,472
*Energy Partners, Ltd.	351	3,026
*ENGlobal Corp.	7,130	21,034
ENSCO International, Inc.	51,750	2,369,632
EOG Resources, Inc.	38,659	3,156,894
*Evolution Petroleum Corp.	5,472	18,660
*EXCO Resources, Inc.	32,300	504,526
#*Exterran Holdings, Inc.	32,202	657,887
Exxon Mobil Corp.	442,772	31,733,469
*FMC Technologies, Inc.	19,104	1,004,870
*Forest Oil Corp.	38,756	759,618
Frontier Oil Corp.	49,300	683,298
*FX Energy, Inc.	12,372	32,910
#*Gasco Energy, Inc.	1,500	900
General Maritime Corp.	24,425	168,288
*Geokinetics, Inc.	4,248	68,308
*GeoMet, Inc.	12,240	23,011
*GeoResources, Inc.	6,900	76,521
*Global Industries, Ltd.	48,300	352,107
#*GMX Resources, Inc.	3,271	41,640
#*Goodrich Petroleum Corp.	12,313	316,075
*Green Plains Renewable Energy, Inc.	3,387	24,962
Gulf Island Fabrication, Inc.	5,829	111,450
*GulfMark Offshore, Inc.	10,966	303,429
*Gulfport Energy Corp.	14,613	111,497
#Halliburton Co.	101,608	2,967,970
*Harvest Natural Resources, Inc.	26,700	146,583
#*Helix Energy Solutions Group, Inc.	44,866	616,010
#Helmerich & Payne, Inc.	34,900	1,326,898
*Hercules Offshore, Inc.	21,600	110,808
Hess Corp.	48,791	2,670,819
*HKN, Inc.	3,600	11,880
#Holly Corp.	21,561	625,485
*Hornbeck Offshore Services, Inc.	11,000	267,410
Houston American Energy Corp.	518	2,020
*International Coal Group, Inc.	53,400	218,406
*ION Geophysical Corp.	50,903	194,958
*James River Coal Co.	1,361	25,845
*Key Energy Services, Inc.	55,100	402,781
*Kodiak Oil & Gas Corp.	4,100	9,881
Lufkin Industries, Inc.	6,410	365,690
Marathon Oil Corp.	109,311	3,494,673
#*Mariner Energy, Inc.	43,898	559,261
Massey Energy Co.	36,387	1,058,498
*Matrix Service Co.	10,800	95,796
*McMoran Exploration Co.	18,400	141,496
*Meridian Resource Corp.	14,372	4,599
*Mexco Energy Corp.	311	3,295
*Mitcham Industries, Inc.	4,796	34,771
Murphy Oil Corp.	29,450	1,800,573
*Nabors Industries, Ltd.	93,611	1,949,917
*NATCO Group, Inc. Class A	5,500	239,690
*National-Oilwell, Inc.	67,303	2,758,750
*Natural Gas Services Group, Inc.	5,900	99,533
*New Concept Energy, Inc.	139	712
*Newfield Exploration Co.	39,479	1,619,429
*Newpark Resources, Inc.	40,200	121,002
Noble Energy, Inc.	30,750	2,018,122
*Northern Oil & Gas, Inc.	5,100	46,512
Occidental Petroleum Corp.	64,024	4,858,141
*Oceaneering International, Inc.	11,100	567,210

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Oil States International, Inc.	21,762	$749,483
*OMNI Energy Services Corp.	5,800	8,236
#Overseas Shipholding Group, Inc.	14,858	583,176
*OYO Geospace Corp.	2,381	62,501
Panhandle Oil & Gas, Inc.	2,784	54,733
*Parker Drilling Co.	48,458	251,982
*Patriot Coal Corp.	33,960	383,748
#Patterson-UTI Energy, Inc.	69,006	1,075,113
Peabody Energy Corp.	29,430	1,165,134
Penn Virginia Corp.	19,740	399,735
*Petrohawk Energy Corp.	69,250	1,628,760
*Petroleum Development Corp.	12,000	200,400
#*PetroQuest Energy, Inc.	18,677	114,490
*PHI, Inc. Non-Voting	5,280	90,710
*PHI, Inc. Voting	365	6,606
*Pioneer Drilling Co.	19,900	133,131
#Pioneer Natural Resources Co.	38,207	1,570,690
*Plains Exploration & Production Co.	40,310	1,068,215
*Pride International, Inc.	58,568	1,731,270
#*Quest Resource Corp.	2,055	1,110
#*Quicksilver Resources, Inc.	60,572	738,978
Range Resources Corp.	32,765	1,639,888
*Rex Energy Corp.	15,100	122,159
*Rosetta Resources, Inc.	23,044	311,785
Rowan Cos., Inc.	47,619	1,107,142
#*Royale Energy, Inc.	400	920
RPC, Inc.	42,459	396,992
#*SandRidge Energy, Inc.	64,200	656,766
Schlumberger, Ltd.	129,860	8,077,292
*SEACOR Holdings, Inc.	10,900	885,843
*Seahawk Drilling, Inc.	3,904	105,408
Smith International, Inc.	72,603	2,013,281
Southern Union Co.	48,100	941,317
*Southwestern Energy Co.	37,882	1,650,898
Spectra Energy Corp.	72,000	1,376,640
#St. Mary Land & Exploration Co.	27,920	952,072
*Stone Energy Corp.	21,852	334,991
*SulphCo, Inc.	700	700
Sunoco, Inc.	45,900	1,413,720
*Superior Energy Services, Inc.	34,400	743,384
#*Superior Well Services, Inc.	8,600	91,246
*Swift Energy Corp.	17,000	360,060
*Syntroleum Corp.	1,100	2,453
*T-3 Energy Services, Inc.	4,800	96,096
Tesoro Petroleum Corp.	72,237	1,021,431
#*Teton Energy Corp.	2,100	689
*Tetra Technologies, Inc.	31,630	299,220
*TGC Industries, Inc.	6,834	29,728
Tidewater, Inc.	26,925	1,121,965
*Toreador Resources Corp.	7,438	63,446
*Trico Marine Services, Inc.	8,054	49,129
#*Tri-Valley Corp.	6,400	15,360
#*TXCO Resources, Inc.	9,538	3,815
*Union Drilling, Inc.	8,228	62,862
*Unit Corp.	20,200	789,416
*Uranium Energy Corp.	6,700	18,090
*Uranium Resources, Inc.	6,850	6,713
*USEC, Inc.	48,925	188,850
VAALCO Energy, Inc.	19,778	84,254
Valero Energy Corp.	66,981	1,212,356
*Venoco, Inc.	17,705	223,083

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Verenium Corp.	166	$632
W&T Offshore, Inc.	27,100	315,715
*Warren Resources, Inc.	17,600	38,016
*Weatherford International, Ltd.	53,580	939,257
#*Western Refining, Inc.	32,700	183,447
*Westmoreland Coal Co.	2,866	18,887
*Whiting Petroleum Corp.	18,922	1,067,201
*Willbros Group, Inc.	16,270	213,788
Williams Cos., Inc. (The)	64,010	1,206,588
#World Fuel Services Corp.	9,879	502,347
XTO Energy, Inc.	90,925	3,778,843

Total Energy		200,321,341

Financials — (13.8%)
*1st Constitution Bancorp	1,021	7,617
1st Source Corp.	13,107	194,246
21st Century Holding Co.	2,688	12,338
Abington Bancorp, Inc.	12,718	87,245
Access National Corp.	3,155	19,119
Advance America Cash Advance Centers, Inc.	26,020	128,539
*Advanta Corp. Class A	2,785	1,002
*Advanta Corp. Class B	3,232	1,050
#*Affiliated Managers Group, Inc.	12,674	804,672
*Affirmative Insurance Holdings, Inc.	3,625	14,500
Aflac, Inc.	51,558	2,139,141
*Allegheny Corp.	3,511	877,750
Alliance Bancorp, Inc. of Pennsylvania	167	1,437
Alliance Financial Corp.	1,005	26,170
Allied World Assurance Co. Holdings, Ltd.	21,498	962,250
Allstate Corp.	85,632	2,532,138
*Altisource Portfolio Solutions SA	10,326	157,472
#*Amcore Financial, Inc.	7,901	6,242
Ameriana Bancorp	456	1,505
#American Capital, Ltd.	95,264	255,308
*American Equity Investment Life Holding Co.	25,950	170,492
American Express Co.	132,073	4,601,423
American Financial Group, Inc.	60,576	1,490,170
*American Independence Corp.	1,861	8,188
American National Bankshares, Inc.	2,256	48,346
American National Insurance Co.	10,289	859,029
American Physicians Capital, Inc.	4,393	124,234
American River Bankshares	2,147	13,140
*American Safety Insurance Holdings, Ltd.	4,200	62,244
*American Spectrum Realty, Inc.	96	1,752
#*AmericanWest Bancorporation	5,283	2,008
#*AmeriCredit Corp.	61,132	1,078,980
Ameriprise Financial, Inc.	63,572	2,204,041
Ameris Bancorp	6,046	35,611
*AMERISAFE, Inc.	9,600	177,984
*AmeriServe Financial, Inc.	8,236	14,413
AmTrust Financial Services, Inc.	26,164	295,130
AON Corp.	37,700	1,451,827
*Arch Capital Group, Ltd.	18,638	1,255,642
*Argo Group International Holdings, Ltd.	16,839	571,852
Arrow Financial Corp.	4,123	104,848
Aspen Insurance Holdings, Ltd.	43,033	1,110,251
*Asset Acceptance Capital Corp.	14,775	107,414
Associated Banc-Corp	66,486	851,686
Assurant, Inc.	41,098	1,230,063
#Assured Guaranty, Ltd.	52,185	865,227
#ASTA Funding, Inc.	4,100	26,773

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Astoria Financial Corp.	48,278	$481,814
*Atlantic American Corp.	2,737	3,627
Atlantic Coast Federal Corp.	1,871	2,713
Auburn National Bancorporation, Inc.	110	2,152
*Avatar Holdings, Inc.	4,634	75,534
Axis Capital Holdings, Ltd.	53,043	1,532,412
#*B of I Holding, Inc.	1,419	11,834
Baldwin & Lyons, Inc.	327	7,478
Baldwin & Lyons, Inc. Class B	3,628	82,755
#BancFirst Corp.	9,839	355,286
Bancorp Rhode Island, Inc.	1,530	39,046
*Bancorp, Inc.	7,500	38,250
#BancorpSouth, Inc.	37,734	852,034
#BancTrust Financial Group, Inc.	8,405	26,980
Bank Mutual Corp.	25,820	181,256
Bank of America Corp.	1,196,477	17,444,635
Bank of Commerce Holdings	2,256	12,431
*Bank of Florida Corp.	4,129	6,028
*Bank of Granite Corp.	5,864	3,049
Bank of Hawaii Corp.	18,750	832,500
Bank of Kentucky Financial Corp.	400	8,656
Bank of New York Mellon Corp.	186,378	4,968,837
#Bank of the Ozarks, Inc.	7,800	177,450
*BankAtlantic Bancorp, Inc.	15,779	23,195
BankFinancial Corp.	10,671	100,734
#Banner Corp.	8,438	25,905
Bar Harbor Bankshares	1,075	30,530
BB&T Corp.	109,178	2,610,446
#BCB Bancorp, Inc.	840	6,930
*BCSB Bancorp, Inc.	552	4,731
*Beach First National Bancshares, Inc.	1,100	1,309
Beacon Federal Bancorp, Inc.	2,000	17,600
*Beneficial Mutual Bancorp, Inc.	17,934	165,890
*Berkshire Bancorp, Inc.	1,000	6,350
Berkshire Hills Bancorp, Inc.	6,932	142,453
Beverly National Corp.	522	12,006
BGC Partners, Inc. Class A	12,700	61,341
#BlackRock, Inc.	7,270	1,573,882
*BNCCORP, Inc.	409	2,070
#BOK Financial Corp.	25,479	1,094,833
#Boston Private Financial Holdings, Inc.	28,544	169,837
Bridge Bancorp, Inc.	400	8,488
*Bridge Capital Holdings	900	5,895
*Broadpoint Gleacher Securities, Inc.	27,427	174,710
Brookline Bancorp, Inc.	33,717	330,089
Brooklyn Federal Bancorp, Inc.	2,293	27,470
Brown & Brown, Inc.	48,069	883,028
*Brunswick Bancorp	40	222
Bryn Mawr Bank Corp.	1,847	29,552
C&F Financial Corp.	721	15,091
Cadence Financial Corp.	4,323	7,133
California First National Bancorp	2,174	26,284
Camco Financial Corp.	900	1,647
Camden National Corp.	3,251	99,903
Capital Bank Corp.	2,288	9,724
Capital City Bank Group, Inc.	6,768	79,456
Capital One Financial Corp.	70,426	2,577,592
Capital Properties, Inc.	300	2,700
•Capital Properties, Inc. Class B	300	—
Capital Southwest Corp.	1,561	115,920
CapitalSource, Inc.	85,540	304,522

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Capitol Bancorp, Ltd.	8,998	$20,246
#Capitol Federal Financial	16,129	489,193
Cardinal Financial Corp.	12,880	104,972
*Cardtronics, Inc.	13,993	139,230
*Carolina Bank Holdings, Inc.	900	3,303
Carrollton Bancorp	331	1,786
#Carver Bancorp, Inc.	200	1,390
Cascade Financial Corp.	2,700	5,346
#Cash America International, Inc.	14,100	426,666
#Cathay General Bancorp	23,967	211,629
#*CB Richard Ellis Group, Inc.	40,600	420,210
Center Bancorp, Inc.	6,250	48,626
*Center Financial Corp.	6,700	28,207
CenterState Banks of Florida, Inc.	3,323	25,022
Central Bancorp, Inc.	62	505
*Central Jersey Bancorp	1,319	6,397
#*Central Pacific Financial Corp.	23,265	32,804
Central Virginia Bankshares, Inc.	747	2,831
Centrue Financial Corp.	1,244	2,463
Century Bancorp, Inc. Class A	599	14,574
CFS Bancorp, Inc.	1,100	5,170
Charles Schwab Corp. (The)	134,233	2,327,600
Charter Financial Corp.	1,425	18,739
#Chemical Financial Corp.	13,004	285,438
*Chicopee Bancorp, Inc.	3,096	38,948
Chubb Corp.	59,777	2,900,380
Cincinnati Financial Corp.	60,830	1,542,649
#*CIT Group, Inc.	77,036	55,466
Citigroup, Inc.	288,045	1,178,104
Citizens Community Bancorp, Inc.	1,300	5,239
#*Citizens First Bancorp, Inc.	1,040	406
Citizens Holding Co.	600	13,260
#*Citizens Republic Bancorp, Inc.	2,800	1,686
Citizens South Banking Corp.	2,141	12,932
#*Citizens, Inc.	16,103	97,101
City Holding Co.	7,198	220,043
#City National Corp.	25,060	944,010
CKX Lands, Inc.	485	5,917
Clifton Savings Bancorp, Inc.	9,033	83,284
CME Group, Inc.	11,067	3,348,985
#*CNA Financial Corp.	90,772	1,976,106
*CNA Surety Corp.	28,827	416,838
CNB Financial Corp.	1,300	20,566
CoBiz Financial, Inc.	10,983	52,389
Codorus Valley Bancorp, Inc.	829	4,891
Cohen & Steers, Inc.	15,250	294,783
*Colonial Bankshares, Inc.	579	4,198
Colony Bankcorp, Inc.	1,153	6,284
#*Columbia Bancorp	730	1,168
Columbia Banking System, Inc.	12,000	176,400
Comerica, Inc.	50,814	1,410,089
Comm Bancorp, Inc.	300	8,550
Commerce Bancshares, Inc.	27,356	1,049,376
Commercial National Financial Corp.	675	11,576
Commonwealth Bankshares, Inc.	2,690	11,836
Community Bank System, Inc.	18,721	348,398
*Community Capital Corp.	635	1,657
*Community Central Bank Corp.	463	833
#Community Trust Bancorp, Inc.	6,220	153,136
*Community West Bancshares	983	2,698
Compass Diversified Holdings	11,132	113,880

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*CompuCredit Holdings Corp.	17,900	$58,712
*Conseco, Inc.	133,080	693,347
Consolidated-Tokoma Land Co.	2,300	79,120
*Consumer Portfolio Services, Inc.	2,900	3,306
*Cowen Group, Inc.	5,200	39,260
*Cowlitz Bancorporation	473	582
*Crawford & Co. Class A	4,758	18,318
*Crawford & Co. Class B	5,480	27,290
*Credit Acceptance Corp.	3,419	117,511
*Crescent Financial Corp.	2,580	10,501
#Cullen Frost Bankers, Inc.	19,000	889,010
#CVB Financial Corp.	30,088	241,005
Danvers Bancorp, Inc.	6,919	94,998
*Dearborn Bancorp, Inc.	1,024	502
Delphi Financial Group, Inc. Class A	20,315	440,836
*Diamond Hill Investment Group, Inc.	700	36,722
Dime Community Bancshares, Inc.	14,800	162,652
Discover Financial Services	176,877	2,501,041
#*Dollar Financial Corp.	11,182	209,886
Donegal Group, Inc. Class A	11,025	160,965
Donegal Group, Inc. Class B	2,067	36,193
#*Doral Financial Corp.	800	2,272
Duff & Phelps Corp.	830	14,268
#*E*TRADE Financial Corp.	75,764	110,615
East West Bancorp, Inc.	35,246	318,271
Eastern Insurance Holdings, Inc.	3,357	23,700
Eastern Virginia Bankshares, Inc.	721	5,256
Eaton Vance Corp.	17,000	482,630
ECB Bancorp, Inc.	500	6,750
*eHealth, Inc.	9,639	137,163
EMC Insurance Group, Inc.	5,524	113,684
Employers Holdings, Inc.	19,891	294,785
*Encore Bancshares, Inc.	2,200	16,940
*Encore Capital Group, Inc.	11,400	170,658
#Endurance Specialty Holdings, Ltd.	30,299	1,090,461
*Enstar Group, Ltd.	5,552	338,672
Enterprise Bancorp, Inc.	2,503	26,707
Enterprise Financial Services Corp.	5,477	46,719
Erie Indemnity Co.	18,356	647,049
ESB Financial Corp.	4,517	52,668
ESSA Bancorp, Inc.	8,421	100,799
Evans Bancorp, Inc.	616	7,712
Evercore Partners, Inc. Class A	3,500	114,240
Everest Re Group, Ltd.	22,900	2,003,521
*EZCORP, Inc.	8,922	115,718
F.N.B. Corp.	43,701	309,403
Farmers Capital Bank Corp.	1,757	19,538
FBL Financial Group, Inc. Class A	9,981	201,117
Federal Agricultural Mortgage Corp.	5,758	46,237
#Federated Investors, Inc.	17,950	471,188
Fidelity Bancorp, Inc.	209	1,238
Fidelity National Financial, Inc.	76,858	1,042,963
#*Fidelity Southern Corp.	1,640	6,380
Fifth Third Bancorp	267,354	2,390,145
Financial Federal Corp.	14,561	297,336
Financial Institutions, Inc.	4,190	44,246
*First Acceptance Corp.	18,300	40,260
First Advantage Bancorp	733	7,513
First American Corp.	41,997	1,276,289
First Bancorp	8,931	121,104
First Bancorp of Indiana, Inc.	96	734

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Bancorp, Inc.	2,550	$39,806
*First Bancshares, Inc.	200	1,760
First Busey Corp.	15,170	58,708
First Business Financial Services, Inc.	893	8,296
*First California Financial Group, Inc.	117	486
*First Cash Financial Services, Inc.	11,629	199,786
First Citizens BancShares, Inc.	3,247	483,803
#First Commonwealth Financial Corp.	30,422	159,716
First Community Bancshares, Inc.	3,957	46,059
First Defiance Financial Corp.	3,139	45,264
First Federal Bancshares of Arkansas, Inc.	2,803	10,539
*First Federal of Northern Michigan Bancorp, Inc.	200	380
First Financial Bancorp	16,953	214,964
First Financial Bankshares, Inc.	7,905	382,997
First Financial Corp.	5,458	151,350
First Financial Holdings, Inc.	6,774	91,381
First Financial Northwest, Inc.	8,555	50,646
First Financial Service Corp.	917	8,400
*First Franklin Corp.	197	1,359
*First Horizon National Corp.	102,724	1,215,225
*First Keystone Financial, Inc.	291	2,728
First M&F Corp.	1,977	4,013
*First Marblehead Corp. (The)	15,530	30,439
#*First Mariner Bancorp, Inc.	200	190
First Merchants Corp.	9,463	57,914
First Mercury Financial Corp.	9,000	114,300
First Midwest Bancorp, Inc.	22,984	239,034
*First National Bancshares, Inc.	300	375
First Niagara Financial Group, Inc.	67,140	862,078
First PacTrust Bancorp, Inc.	823	4,099
First Place Financial Corp.	9,209	27,995
#*First Regional Bancorp	2,891	2,284
First Security Group, Inc.	3,995	10,786
First South Bancorp, Inc.	4,111	43,535
*First State Bancorporation	4,600	4,508
First United Corp.	1,938	21,318
First West Virginia Bancorp, Inc.	247	2,976
Firstbank Corp.	1,139	6,722
*FirstCity Financial Corp.	2,702	18,238
FirstMerit Corp.	37,611	712,728
*Flagstar Bancorp, Inc.	19,400	17,460
Flagstone Reinsurance Holdings, Ltd.	25,768	282,160
Flushing Financial Corp.	11,549	129,695
#FNB United Corp.	3,615	5,965
*Forest City Enterprises, Inc. Class A	53,519	466,686
*Forest City Enterprises, Inc. Class B	2,168	19,100
*Forestar Group, Inc.	5,240	77,342
*Fox Chase Bancorp, Inc.	1,835	18,185
*FPIC Insurance Group, Inc.	4,992	168,879
Franklin Resources, Inc.	23,799	2,490,089
#*Frontier Financial Corp.	9,379	3,983
Fulton Financial Corp.	90,179	744,879
*GAINSCO, Inc.	513	6,597
Gallagher (Arthur J.) & Co.	36,114	805,703
GAMCO Investors, Inc.	2,574	108,597
Genworth Financial, Inc.	178,400	1,894,608
German American Bancorp, Inc.	5,957	89,593
GFI Group, Inc.	51,356	264,483
#Glacier Bancorp, Inc.	26,344	344,843
Goldman Sachs Group, Inc.	77,173	13,132,529
#Great Southern Bancorp, Inc.	5,831	133,647

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Greene Bancshares, Inc.	4,408	$18,249
#Greenhill & Co., Inc.	6,321	545,060
*Greenlight Capital Re, Ltd.	12,300	229,518
*Grubb & Ellis Co.	8,047	11,990
GS Financial Corp.	400	6,000
*Guaranty Bancorp	19,737	25,855
*Guaranty Federal Bancshares, Inc.	909	5,499
#*Habersham Bancorp	200	575
*Hallmark Financial Services, Inc.	8,889	68,179
Hampden Bancorp, Inc.	343	3,722
#Hampton Roads Bankshares, Inc.	4,213	8,637
Hancock Holding Co.	10,603	384,571
*Hanmi Financial Corp.	9,510	14,550
Hanover Insurance Group, Inc.	26,743	1,124,811
Harleysville Group, Inc.	12,580	394,131
Harleysville National Corp.	20,382	117,400
Harleysville Savings Financial Corp.	1,322	16,393
*Harrington West Financial Group, Inc.	979	666
*Harris & Harris Group, Inc.	11,700	50,193
Hartford Financial Services Group, Inc.	50,958	1,249,490
Hawthorn Bancshares, Inc.	667	6,537
#HCC Insurance Holdings, Inc.	43,671	1,152,478
Heartland Financial USA, Inc.	6,010	77,168
*Heritage Commerce Corp.	7,489	19,771
*Heritage Financial Corp.	3,585	44,848
Heritage Financial Group	2,300	18,653
HF Financial Corp.	1,230	13,407
*HFF, Inc.	4,200	23,100
*Hilltop Holdings, Inc.	30,305	358,811
Hingham Institution for Savings	262	7,762
*HMN Financial, Inc.	989	5,657
Home Bancshares, Inc.	8,184	177,020
Home Federal Bancorp, Inc.	7,992	92,308
HopFed Bancorp, Inc.	758	7,686
Horace Mann Educators Corp.	13,700	170,291
Horizon Bancorp	420	6,930
#*Horizon Financial Corp.	3,875	2,015
Hudson City Bancorp, Inc.	156,764	2,059,879
Huntington Bancshares, Inc.	234,719	894,279
IBERIABANK Corp.	7,812	338,338
#*Imperial Capital Bancorp, Inc.	300	54
Independence Holding Co.	4,809	26,690
Independent Bank Corp. (453836108)	9,813	208,723
#Independent Bank Corp. (453838104)	7,881	9,300
Indiana Community Bancorp	559	4,902
Infinity Property & Casualty Corp.	7,832	302,863
Integra Bank Corp.	6,800	5,848
*Interactive Brokers Group, Inc.	5,900	94,459
*Intercontinental Exchange, Inc.	7,517	753,128
*Intergroup Corp. (The)	200	2,312
*International Assets Holding Corp.	3,327	59,853
#International Bancshares Corp.	27,305	405,479
#*Intervest Bancshares Corp.	1,800	5,958
Invesco, Ltd.	111,772	2,363,978
*Investment Technology Group, Inc.	18,900	407,673
*Investors Bancorp, Inc.	47,208	511,735
*Investors Capital Holdings, Ltd.	859	1,615
Investors Title Co.	632	19,592
#Janus Capital Group, Inc.	56,487	741,109
#*Jefferies Group, Inc.	83,214	2,171,885
Jefferson Bancshares, Inc.	1,271	6,673

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
JMP Group, Inc.	7,398	$62,291
#Jones Lang LaSalle, Inc.	18,336	859,042
JPMorgan Chase & Co.	629,826	26,307,832
*KBW, Inc.	12,500	350,000
Kearny Financial Corp.	31,834	313,565
Kentucky First Federal Bancorp	936	9,837
#KeyCorp.	178,320	961,145
K-Fed Bancorp	4,812	42,971
*Knight Capital Group, Inc.	46,600	785,210
*LaBranche & Co., Inc.	800	2,208
Lakeland Bancorp, Inc.	12,436	75,611
Lakeland Financial Corp.	4,427	91,063
Landmark Bancorp, Inc.	833	13,382
Legacy Bancorp, Inc.	3,487	33,336
#Legg Mason, Inc.	46,900	1,365,259
#*Leucadia National Corp.	68,307	1,534,858
#Life Partners Holdings, Inc.	2,730	46,383
Lincoln National Corp.	33,487	797,995
LNB Bancorp, Inc.	1,858	10,275
Loews Corp.	66,559	2,203,103
*Louisiana Bancorp, Inc.	700	9,996
LSB Corp.	914	9,579
LSB Financial Corp.	259	3,149
#M&T Bank Corp.	42,782	2,688,849
#*Macatawa Bank Corp.	5,492	10,545
*Magyar Bancorp, Inc.	211	707
MainSource Financial Group, Inc.	10,799	62,958
#*Markel Corp.	3,634	1,172,692
*Market Leader, Inc.	2,700	5,400
*MarketAxess Holdings, Inc.	14,921	177,261
*Marlin Business Services Corp.	3,624	24,317
#Marsh & McLennan Cos., Inc.	51,461	1,207,275
Marshall & Ilsley Corp.	105,463	561,063
*Maui Land & Pineapple Co., Inc.	2,542	15,608
Max Capital Group, Ltd.	650	13,423
Mayflower Bancorp, Inc.	100	715
MB Financial, Inc.	18,063	322,966
*MBIA, Inc.	131,236	532,818
#MBT Financial Corp.	4,816	9,776
*MCG Capital Corp.	29,100	116,109
Meadowbrook Insurance Group, Inc.	30,545	205,568
Medallion Financial Corp.	8,800	69,080
#*Mercantile Bancorp, Inc.	2,368	5,328
Mercantile Bank Corp.	960	3,427
Mercer Insurance Group, Inc.	2,635	48,958
Merchants Bancshares, Inc.	2,282	51,619
Mercury General Corp.	24,891	907,526
*Meridian Interstate Bancorp, Inc.	1,608	13,829
Meta Financial Group, Inc.	354	7,721
MetLife, Inc.	127,191	4,328,310
*Metro Bancorp, Inc.	1,996	23,613
MetroCorp Bancshares, Inc.	3,008	10,829
*MF Global, Ltd.	49,300	351,016
#*MGIC Investment Corp.	43,700	188,347
MicroFinancial, Inc.	2,418	8,197
Mid Penn Bancorp, Inc.	497	7,144
MidSouth Bancorp, Inc.	2,790	40,316
#*Midwest Banc Holdings, Inc.	5,564	2,782
MidWestOne Financial Group, Inc.	416	3,463
Monroe Bancorp	1,119	7,693
Montpelier Re Holdings, Ltd.	37,316	603,027

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Moody’s Corp.	26,628	$630,551
Morgan Stanley	209,929	6,742,919
*MSCI, Inc.	18,246	554,678
MutualFirst Financial, Inc.	1,220	7,625
*Nara Bancorp, Inc.	14,190	104,438
*NASDAQ OMX Group, Inc. (The)	24,569	443,716
*National Financial Partners Corp.	18,010	146,782
National Interstate Corp.	7,524	136,260
National Penn Bancshares, Inc.	42,944	241,345
National Security Group, Inc.	212	1,690
*National Western Life Insurance Co. Class A	600	105,696
Naugatuck Valley Financial Corp.	57	252
*Navigators Group, Inc.	10,900	578,463
NBT Bancorp, Inc.	21,064	459,195
*Nelnet, Inc. Class A	18,989	266,416
*New Century Bancorp, Inc.	300	1,695
New England Bancshares, Inc.	945	5,008
New Hampshire Thrift Bancshares, Inc.	1,486	13,746
New Westfield Financial, Inc.	15,250	122,762
#New York Community Bancorp, Inc.	128,541	1,388,243
NewAlliance Bancshares, Inc.	53,994	598,254
*NewBridge Bancorp	5,140	12,336
*Newport Bancorp, Inc.	900	11,160
*NewStar Financial, Inc.	3,800	9,538
North Central Bancshares, Inc.	200	3,180
*North Valley Bancorp	1,261	3,493
Northeast Bancorp	200	1,904
Northeast Community Bancorp, Inc.	3,456	23,155
Northern Trust Corp.	26,350	1,324,088
Northfield Bancorp, Inc.	18,314	227,643
Northrim Bancorp, Inc.	1,902	28,606
Northwest Bancorp, Inc.	20,844	458,568
Norwood Financial Corp.	740	21,090
NYMAGIC, Inc.	3,100	44,299
NYSE Euronext, Inc.	94,204	2,435,173
Ocean Shore Holding Co.	3,004	23,101
OceanFirst Financial Corp.	4,697	44,622
*Ocwen Financial Corp.	31,578	345,148
#Ohio Valley Banc Corp.	662	14,663
Old National Bancorp	20,660	214,244
Old Republic International Corp.	105,796	1,129,901
#Old Second Bancorp, Inc.	6,565	35,123
OneBeacon Insurance Group, Ltd.	12,189	145,293
optionsXpress Holdings, Inc.	20,283	317,023
Oriental Financial Group, Inc.	9,700	103,305
Oritani Financial Corp.	11,064	141,730
Osage Bancshares, Inc.	900	6,926
#*PAB Bankshares, Inc.	1,714	3,394
#Pacific Capital Bancorp	23,359	30,133
Pacific Continental Corp.	3,171	34,564
*Pacific Mercantile Bancorp	1,900	5,643
*Pacific Premier Bancorp, Inc.	670	2,492
#PacWest Bancorp	14,875	252,578
Pamrapo Bancorp, Inc.	911	6,149
*Park Bancorp, Inc.	153	704
Park National Corp.	6,008	348,945
Parkvale Financial Corp.	1,654	14,903
PartnerRe, Ltd.	21,179	1,619,770
Patriot National Bancorp	500	958
Peapack-Gladstone Financial Corp.	1,697	22,366
Penns Woods Bancorp, Inc.	770	23,616

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Penson Worldwide, Inc.	10,500	$102,375
Peoples Bancorp of North Carolina	1,583	9,656
Peoples Bancorp, Inc. (709788202)	470	6,324
Peoples Bancorp, Inc. (709789101)	4,660	50,048
#People’s United Financial, Inc.	132,290	2,120,609
#*PHH Corp,	23,972	387,388
#*Phoenix Cos., Inc. (The)	92,900	295,422
*PICO Holdings, Inc.	9,686	328,743
Pinnacle Bancshares, Inc.	200	1,895
*Pinnacle Financial Partners, Inc.	12,091	153,556
*Piper Jaffray Cos., Inc.	6,900	320,091
Platinum Underwriters Holdings, Ltd.	25,400	908,558
*PMA Capital Corp.	7,202	34,426
*PMI Group, Inc. (The)	34,387	83,217
PNC Financial Services Group, Inc.	71,351	3,491,918
Porter Bancorp, Inc.	3,073	48,922
#*Portfolio Recovery Associates, Inc.	6,811	314,260
*Preferred Bank	3,391	8,580
Premier Financial Bancorp, Inc.	1,251	7,863
Presidential Life Corp.	700	6,531
*Primus Guaranty, Ltd.	8,133	27,734
Princeton National Bancorp, Inc.	1,222	18,379
#Principal Financial Group, Inc.	50,860	1,273,534
PrivateBancorp, Inc.	19,200	175,296
*ProAssurance Corp.	17,100	859,788
*Progressive Corp.	79,480	1,271,680
Prosperity Bancshares, Inc.	22,634	810,071
Protective Life Corp.	37,600	723,800
Providence Community Bancshares, Inc.	200	424
Provident Financial Holdings, Inc.	5,035	35,245
Provident Financial Services, Inc.	31,408	337,636
Provident New York Bancorp	21,871	186,560
Prudential Bancorp, Inc. of Pennsylvania	2,615	25,653
Prudential Financial, Inc.	71,167	3,218,883
PSB Holdings, Inc.	1,100	4,070
Pulaski Financial Corp.	3,035	22,277
QC Holdings, Inc.	6,181	32,141
#Radian Group, Inc.	29,810	172,600
#*Rainier Pacific Financial Group, Inc.	2,107	801
Raymond James Financial, Inc.	52,383	1,236,763
Regions Financial Corp.	372,943	1,805,044
Reinsurance Group of America, Inc.	30,929	1,425,827
RenaissanceRe Holdings, Ltd.	22,800	1,197,000
Renasant Corp.	10,227	149,723
Republic Bancorp, Inc. Class A	4,638	85,293
*Republic First Bancorp, Inc.	2,966	13,050
Resource America, Inc.	5,258	20,296
*Rewards Network, Inc.	3,051	32,829
*RiskMetrics Group, Inc.	4,900	71,981
*Riverview Bancorp, Inc.	2,680	8,603
RLI Corp.	7,257	362,850
Rockville Financial, Inc.	7,478	77,397
#*Rodman & Renshaw Capital Group, Inc.	5,400	23,112
Roma Financial Corp.	10,148	125,734
Rome Bancorp, Inc.	2,945	24,664
#*Royal Bancshares of Pennsylvania, Inc. Class A	1,587	1,682
Rurban Financial Corp.	1,124	8,542
S&T Bancorp, Inc.	10,431	164,288
S.Y. Bancorp, Inc.	5,051	112,890
*Safeguard Scientifics, Inc.	5,510	53,667
Safety Insurance Group, Inc.	8,600	287,842

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Salisbury Bancorp, Inc.	416	$10,232
Sanders Morris Harris Group, Inc.	10,309	59,895
Sandy Spring Bancorp, Inc.	8,195	94,734
Savannah Bancorp, Inc. (The)	1,013	7,547
SCBT Financial Corp.	5,475	141,638
*Seabright Insurance Holdings	10,922	122,108
Seacoast Banking Corp. of Florida	12,165	18,126
*Security National Financial Corp. Class A	706	2,411
SEI Investments Co.	27,755	484,880
Selective Insurance Group, Inc.	26,233	401,890
Shore Bancshares, Inc.	1,961	31,984
SI Financial Group, Inc.	3,283	14,281
*Siebert Financial Corp.	3,562	8,852
#Sierra Bancorp	3,741	32,659
*Signature Bank	13,354	421,452
Simmons First National Corp. Class A	6,628	193,935
*SLM Corp.	156,830	1,521,251
Smithtown Bancorp, Inc.	4,540	46,989
Somerset Hills Bancorp	1,180	9,334
South Financial Group, Inc.	5,000	4,000
South Street Financial Corp.	300	825
*Southcoast Financial Corp.	1,754	7,463
*Southern Community Financial Corp.	5,725	13,339
*Southern Connecticut Bancorp, Inc.	400	1,344
*Southern First Bancshares, Inc.	675	5,299
Southern Missouri Bancorp, Inc.	243	2,722
Southside Bancshares, Inc.	5,215	108,420
Southwest Bancorp, Inc.	7,804	76,791
*Southwest Georgia Financial Corp.	714	5,998
*Specialty Underwriters’ Alliance, Inc.	300	2,046
#*St. Joe Co. (The)	28,002	670,368
*StanCorp Financial Group, Inc.	25,300	928,763
State Auto Financial Corp.	18,656	303,347
State Bancorp, Inc.	7,056	53,908
State Street Corp.	57,638	2,419,643
StellarOne Corp.	10,979	116,487
Sterling Bancorp	9,510	64,002
Sterling Bancshares, Inc.	35,350	196,900
#*Sterling Financial Corp.	14,781	11,825
*Stewart Information Services Corp.	8,700	77,778
*Stifel Financial Corp.	10,410	540,904
*Stratus Properties, Inc.	2,912	27,664
Student Loan Corp.	8,395	353,010
#Suffolk Bancorp	3,705	103,592
*Sun American Bancorp	787	158
*Sun Bancorp, Inc.	9,389	38,119
#SunTrust Banks, Inc.	78,705	1,504,053
#*Superior Bancorp	1,080	2,290
Susquehanna Bancshares, Inc.	46,629	256,926
*Sussex Bancorp	332	1,472
#*SVB Financial Group	16,050	662,062
SWS Group, Inc.	12,800	171,264
*Synovus Financial Corp.	120,350	267,177
T. Rowe Price Group, Inc.	28,063	1,367,510
*Taylor Capital Group, Inc.	3,200	18,240
#TCF Financial Corp.	56,097	663,628
*TD Ameritrade Holding Corp.	75,485	1,456,860
Teche Holding Co.	557	17,295
*Tejon Ranch Co.	6,302	164,230
•#Teton Advisors, Inc.	29	—
*Texas Capital Bancshares, Inc.	15,060	219,424

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
TF Financial Corp.	652	$12,127
TFS Financial Corp.	86,557	1,009,255
Thomas Properties Group, Inc.	300	909
*Thomas Weisel Partners Group, Inc.	13,296	60,231
#*TIB Financial Corp.	3,819	4,048
*Tidelands Bancshares, Inc.	957	3,350
*TierOne Corp.	2,296	4,569
Timberland Bancorp, Inc.	1,600	7,312
Tompkins Financial Corp.	3,611	156,609
#Torchmark Corp.	27,305	1,108,583
*Tower Bancorp, Inc.	1,900	42,864
*Tower Financial Corp.	350	1,589
#Tower Group, Inc.	17,100	420,318
#TowneBank	8,127	93,786
*TradeStation Group, Inc.	14,798	114,241
Transatlantic Holdings, Inc.	22,784	1,150,592
Travelers Cos., Inc. (The)	98,865	4,922,488
*Tree.com, Inc.	3,554	27,757
#TriCo Bancshares	6,622	96,814
TrustCo Bank Corp.	20,305	120,815
#Trustmark Corp.	29,839	565,449
U.S. Bancorp	210,315	4,883,514
#UCBH Holdings, Inc.	30,004	29,404
#UMB Financial Corp.	15,900	632,343
Umpqua Holdings Corp.	31,834	315,475
Unico American Corp.	100	998
Union Bankshares Corp.	4,549	56,044
Union Bankshares, Inc.	718	11,488
*United America Indemnity, Ltd.	6,810	47,738
United Bancshares, Inc. (909458101)	600	6,024
#United Bancshares, Inc. (909907107)	18,985	338,882
*United Community Banks, Inc.	20,343	82,593
*United Community Financial Corp.	5,332	7,998
United Financial Bancorp, Inc.	9,596	123,309
United Fire & Casualty Co.	21,736	379,945
*United PanAm Financial Corp.	2,900	8,700
#*United Security Bancshares	3,521	8,802
United Western Bancorp, Inc.	2,704	9,924
Unitrin, Inc.	32,678	640,489
*Unity Bancorp, Inc.	723	2,957
Universal Insurance Holdings, Inc.	15,180	80,606
Univest Corp. of Pennsylvania	4,792	92,150
Unum Group	124,562	2,485,012
*Validus Holdings, Ltd.	36,421	921,451
#Valley National Bancorp	49,026	651,065
ViewPoint Financial Group	10,072	134,965
*Virginia Commerce Bancorp, Inc.	5,148	20,695
*Virtus Investment Partners, Inc.	920	13,487
VIST Financial Corp.	1,764	10,231
W. R. Berkley Corp.	51,119	1,263,662
*Waccamaw Bankshares, Inc.	220	876
#Waddell & Reed Financial, Inc.	17,600	493,856
Wainwright Bank & Trust Co.	2,570	17,193
Washington Banking Co.	2,510	23,644
#Washington Federal, Inc.	46,416	796,034
Washington Trust Bancorp, Inc.	6,209	93,259
*Waterstone Financial, Inc.	11,672	39,802
Wayne Savings Bancshares, Inc.	555	3,274
Webster Financial Corp.	24,972	282,433
Wells Fargo & Co.	683,030	18,796,986
WesBanco, Inc.	14,649	207,283

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Wesco Financial Corp.	1,789	$586,792
West Bancorporation	6,287	27,663
West Coast Bancorp	6,229	14,389
#Westamerica Bancorporation	10,504	502,091
*Western Alliance Bancorp	30,514	132,736
#Westwood Holdings Group, Inc.	1,714	60,487
White Mountains Insurance Group, Ltd.	4,000	1,240,680
Whitney Holding Corp.	28,800	231,264
Wilber Corp.	1,734	11,652
#Wilmington Trust Corp.	25,500	307,275
#Wilshire Bancorp, Inc.	11,173	78,658
Wintrust Financial Corp.	10,300	290,563
#*World Acceptance Corp.	9,067	227,491
WSB Holdings, Inc.	1,227	2,687
WVS Financial Corp.	803	12,238
Yadkin Valley Financial Corp.	5,776	21,256
Zenith National Insurance Corp.	20,264	578,132
Zions Bancorporation	59,460	841,954
*ZipRealty, Inc.	8,818	33,068

Total Financials		311,338,687

Health Care — (10.1%)
*A.D.A.M., Inc.	1,515	4,969
*Abaxis, Inc.	7,492	170,967
Abbott Laboratories	178,855	9,044,697
*ABIOMED, Inc.	11,776	106,573
*Abraxis Bioscience, Inc.	2,755	86,011
*Acadia Pharmaceuticals, Inc.	6,000	7,800
*Accelrys, Inc.	11,394	61,869
*Accuray, Inc.	21,521	124,176
*Achillion Pharmaceuticals, Inc.	2,700	4,482
*Acorda Therapeutics, Inc.	7,700	167,321
*Adolor Corp.	16,000	23,200
Aetna, Inc.	67,000	1,744,010
*Affymax, Inc.	5,500	110,770
#*Affymetrix, Inc.	32,500	169,975
*Air Methods Corp.	6,200	189,348
*Akorn, Inc.	10,281	14,907
*Albany Molecular Research, Inc.	6,780	55,189
*Alexion Pharmaceuticals, Inc.	9,600	426,336
*Alexza Pharmaceuticals, Inc.	12,386	26,506
*Align Technology, Inc.	24,729	388,740
*Alkermes, Inc.	33,269	265,154
Allergan, Inc.	35,962	2,022,863
*Alliance HealthCare Services, Inc.	16,800	91,392
*Allied Healthcare International, Inc.	18,475	49,144
*Allied Healthcare Products, Inc.	1,117	6,110
*Allion Healthcare, Inc.	11,127	71,658
*Allos Therapeutics, Inc.	13,000	73,450
#*Allscripts-Misys Healthcare Solutions, Inc.	50,806	990,717
*Almost Family, Inc.	2,602	78,971
#*Alnylam Pharmaceuticals, Inc.	7,515	128,056
*Alphatec Holdings, Inc.	15,703	75,060
*AMAG Pharmaceuticals, Inc.	6,055	228,758
#*Amedisys, Inc.	9,834	391,295
America Services Group, Inc.	3,955	51,890
*American Dental Partners, Inc.	4,747	56,442
#*American Medical Systems Holdings, Inc.	27,836	429,231
*American Shared Hospital Services	508	1,321
*AMERIGROUP Corp.	22,503	496,191
AmerisourceBergen Corp.	63,150	1,398,773

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Amgen, Inc.	127,585	$6,855,142
*AMICAS, Inc.	13,398	42,204
#*Amicus Therapeutics, Inc.	1,836	7,050
*AMN Healthcare Services, Inc.	17,458	145,251
*Amsurg Corp.	15,100	318,157
#*Amylin Pharmaceuticals, Inc.	52,300	577,392
*Anadys Pharmaceuticals, Inc.	3,845	7,498
Analogic Corp.	6,010	224,413
*Anesiva, Inc.	4,180	650
*AngioDynamics, Inc.	12,968	195,817
*Anika Therapeutics, Inc.	3,970	29,060
*Animal Health International, Inc.	200	486
*ARCA Biopharma, Inc.	110	292
*Ardea Biosciences, Inc.	3,272	44,172
*Arena Pharmaceuticals, Inc.	35,956	126,925
*Ariad Pharmaceuticals, Inc.	2,325	4,185
*Arqule, Inc.	14,086	47,188
*Array BioPharma, Inc.	15,525	27,790
*Arrhythmia Research Technology, Inc.	200	822
*ArthroCare Corp.	6,400	121,600
*ARYx Therapeutics, Inc.	900	2,250
*Aspect Medical Systems, Inc.	6,725	80,566
*Assisted Living Concepts, Inc.	5,827	120,735
#*athenahealth, Inc.	6,200	233,182
*AtriCure, Inc.	2,400	9,792
Atrion Corp.	500	59,205
*ATS Medical, Inc.	27,035	72,724
*Auxilium Pharmaceuticals, Inc.	9,290	292,263
*AVI BioPharma, Inc.	1,252	1,840
*Avigen, Inc.	6,500	9,230
Bard (C.R.), Inc.	11,500	863,305
Baxter International, Inc.	57,606	3,114,180
Beckman Coulter, Inc.	12,466	801,938
Becton Dickinson & Co.	26,219	1,792,331
*Bioanalytical Systems, Inc.	400	452
*BioClinica, Inc.	5,333	23,785
#*BioCryst Pharmaceuticals, Inc.	6,981	62,340
*Biodel, Inc.	6,500	27,170
*BioForm Medical, Inc.	6,100	22,082
*Biogen Idec, Inc.	30,950	1,303,924
#*BioLase Technology, Inc.	900	1,674
#*BioMarin Pharmaceutical, Inc.	21,968	341,822
*BioMimetic Therapeutics, Inc.	7,547	88,069
*Bio-Rad Laboratories, Inc.	6,400	572,096
*Bio-Rad Laboratories, Inc. Class B	988	89,147
#*Bio-Reference Laboratories, Inc.	4,200	135,786
*BioSante Pharmaceuticals, Inc.	6,083	9,246
*BioScrip, Inc.	14,225	107,257
*BioSphere Medical, Inc.	2,975	8,419
*BMP Sunstone Corp.	10,148	36,939
*Boston Scientific Corp.	248,950	2,021,474
*Bovie Medical Corp.	4,800	38,448
Bristol-Myers Squibb Co.	231,655	5,050,079
*Brookdale Senior Living, Inc.	59,801	1,007,049
*Bruker BioSciences Corp.	29,067	315,086
#*BSD Medical Corp.	2,100	4,872
#*Cadence Pharmaceuticals, Inc.	9,300	83,979
*Caliper Life Sciences, Inc.	11,444	25,291
*Cambrex Corp.	13,461	80,766
*Candela Corp.	700	2,177
*Cantel Medical Corp.	8,503	136,558

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Capital Senior Living Corp.	9,909	$52,419
*Caraco Pharmaceutical Laboratories, Ltd.	3,775	13,892
*Cardiac Science Corp.	12,543	43,901
#*Cardica, Inc.	1,700	2,125
Cardinal Health, Inc.	53,725	1,522,567
*Cardiovascular Systems, Inc.	3,400	16,626
*CareFusion Corp.	26,862	600,903
*CAS Medical Systems, Inc.	2,600	4,212
*Catalyst Health Solutions, Inc.	15,686	492,070
*Celera Corp.	41,248	255,325
*Celgene Corp.	52,975	2,704,374
*Celldex Therapeutics, Inc.	2,313	10,085
*Celsion Corp.	3,000	9,330
*Centene Corp.	19,100	340,553
*Cephalon, Inc.	8,900	485,762
#*Cepheid, Inc.	11,700	155,259
*Cerner Corp.	11,900	904,876
*Cerus Corp.	3,547	5,959
*Charles River Laboratories International, Inc.	32,090	1,171,927
Chemed Corp.	9,000	407,880
Cigna Corp.	80,582	2,243,403
*Clinical Data, Inc.	5,126	80,888
*Columbia Laboratories, Inc.	12,694	11,805
*CombiMatrix Corp.	1,786	11,341
*CombinatoRx, Inc.	4,241	4,962
#*Community Health Systems, Inc.	46,961	1,468,940
#Computer Programs & Systems, Inc.	2,316	97,828
*Conceptus, Inc.	5,700	99,978
*CONMED Corp.	14,561	308,548
*Continucare Corp.	24,500	64,190
#Cooper Cos., Inc.	23,700	663,837
*Cornerstone Therapeutics, Inc.	1,213	6,793
*Corvel Corp.	4,785	136,373
#*Covance, Inc.	7,300	377,264
*Coventry Health Care, Inc.	70,992	1,407,771
*CPEX Pharmaceuticals, Inc.	340	3,138
*Cross Country Healthcare, Inc.	12,900	106,554
*CryoLife, Inc.	7,800	46,800
*Cubist Pharmaceuticals, Inc.	21,800	369,292
*Curis, Inc.	600	1,194
*Cutera, Inc.	6,029	54,321
#*Cyberonics, Inc.	8,275	119,657
*Cyclacel Pharmaceuticals, Inc.	717	624
*Cynosure, Inc.	3,100	31,062
*Cypress Bioscience, Inc.	14,000	85,960
*Cytokinetics, Inc.	25,519	81,406
*Cytomedix, Inc.	800	376
#*Cytori Therapeutics, Inc.	9,700	31,913
#*DaVita, Inc.	17,600	933,328
Daxor Corp.	2,013	27,276
#*Dendreon Corp.	17,973	454,178
#DENTSPLY International, Inc.	11,904	392,356
*DepoMed, Inc.	7,000	21,770
*Dexcom, Inc.	13,313	91,327
*Dialysis Corp. of America	2,038	14,062
*Digirad Corp.	4,810	11,785
*Dionex Corp.	3,300	224,004
*Durect Corp.	18,393	38,809
#*DUSA Pharmaceuticals, Inc.	800	896
*Dyax Corp.	31,072	97,566
*Dynacq Healthcare, Inc.	2,500	8,050

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Eclipsys Corp.	20,019	$375,356
*Edwards Lifesciences Corp.	15,600	1,200,264
Eli Lilly & Co.	120,244	4,089,498
*Emergency Medical Services Corp. Class A	4,050	194,481
*Emergent BioSolutions, Inc.	12,857	185,398
#*Emeritus Corp.	17,163	320,262
*Endo Pharmaceuticals Holdings, Inc.	28,650	641,760
•*Endo Pharmaceuticals Solutions	24,105	23,864
*Endologix, Inc.	10,690	50,884
Ensign Group, Inc.	1,700	25,126
*EnteroMedics, Inc.	2,100	1,186
*Enzo Biochem, Inc.	10,600	58,406
#*Enzon Pharmaceuticals, Inc.	8,334	69,922
*eResearch Technology, Inc.	14,910	110,334
*ev3, Inc.	43,940	517,613
*Exact Sciences Corp.	1,550	3,828
*Exactech, Inc.	5,000	75,000
*Exelixis, Inc.	37,526	228,158
*Express Scripts, Inc.	30,800	2,461,536
*Facet Biotech Corp.	5,313	91,012
*Five Star Quality Care, Inc.	10,775	37,174
*Forest Laboratories, Inc.	51,010	1,411,447
*Fresenius Kabi Pharmaceuticals Holding, Inc.	44,659	20,766
*Genomic Health, Inc.	4,700	87,279
*Genoptix, Inc.	1,500	52,185
*Gen-Probe, Inc.	17,700	738,444
*Gentiva Health Services, Inc.	18,665	447,960
#*GenVec, Inc.	1,831	1,373
*Genzyme Corp.	31,052	1,571,231
#*Geron Corp.	32,685	199,705
*Gilead Sciences, Inc.	106,580	4,534,979
#*Greatbatch, Inc.	11,100	218,337
#*GTx, Inc.	6,229	55,936
*Haemonetics Corp.	10,200	525,300
*Halozyme Therapeutics, Inc.	15,443	93,585
*Hanger Orthopedic Group, Inc.	14,436	199,794
*Harvard Bioscience, Inc.	12,072	43,701
*Health Fitness Corp.	3,600	21,528
*Health Grades, Inc.	9,700	42,098
*Health Management Associates, Inc.	86,400	527,040
*Health Net, Inc.	31,458	469,039
#*HEALTHSOUTH Corp.	32,211	470,603
*HealthSpring, Inc.	29,031	416,014
*HealthStream, Inc.	6,030	23,155
*HealthTronics, Inc.	11,300	25,877
*Healthways, Inc.	15,400	247,632
#*Helicos BioSciences Corp.	9,900	18,711
#*Henry Schein, Inc.	18,688	987,287
Hill-Rom Holdings, Inc.	27,886	546,287
*Hi-Tech Pharmacal Co., Inc.	4,800	87,552
*HMS Holdings Corp.	10,200	437,886
*Hollis-Eden Pharmaceuticals, Inc.	2,300	1,174
*Hologic, Inc.	86,243	1,274,672
*Home Diagnostics, Inc.	7,561	47,256
*Hospira, Inc.	24,734	1,104,126
*Human Genome Sciences, Inc.	56,995	1,065,237
*Humana, Inc.	56,981	2,141,346
*ICU Medical, Inc.	5,700	199,500
*Idenix Pharmaceuticals, Inc.	9,647	21,416
*Idera Pharmaceuticals, Inc.	2,800	14,952
#*IDEXX Laboratories, Inc.	12,800	654,336

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*I-Flow Corp.	8,310	$104,872
*Illumina, Inc.	19,002	609,964
*Immucor, Inc.	9,351	167,196
*ImmunoGen, Inc.	11,086	74,165
*Immunomedics, Inc.	13,500	48,060
*Impax Laboratories, Inc.	22,800	202,464
#IMS Health, Inc.	40,500	663,795
*Incyte Corp.	49,030	288,787
*Infinity Pharmaceuticals, Inc.	8,875	49,522
#*Inovio Biomedical Corp.	5,300	5,459
*Inspire Pharmaceuticals, Inc.	15,798	70,617
#*Insulet Corp.	9,600	106,560
*Integra LifeSciences Holdings Corp.	10,228	312,363
*IntegraMed America, Inc.	5,295	45,008
*Interleukin Genetics, Inc.	1,209	1,112
*InterMune, Inc.	14,567	175,969
#*Intuitive Surgical, Inc.	5,340	1,315,509
#Invacare Corp.	17,600	394,768
*InVentiv Health, Inc.	14,531	246,736
*Inverness Medical Innovations, Inc.	39,799	1,512,760
*IPC The Hospitalist Co.	5,100	154,530
*Iridex Corp.	1,100	2,255
*IRIS International, Inc.	6,800	68,952
#*Isis Pharmaceuticals, Inc.	17,797	225,488
*ISTA Pharmaceuticals, Inc.	12,228	44,754
#*Javelin Pharmaceuticals, Inc.	3,432	4,530
#*Jazz Pharmaceuticals, Inc.	13,300	83,524
Johnson & Johnson	304,296	17,968,679
*Kendle International, Inc.	4,800	81,024
*Kensey Nash Corp.	4,821	115,270
*Keryx Biopharmaceuticals, Inc.	1,443	2,886
Kewaunee Scientific Corp.	987	12,792
*Kindred Healthcare, Inc.	7,900	116,130
#*Kinetic Concepts, Inc.	29,999	995,667
*King Pharmaceuticals, Inc.	132,800	1,345,264
*K-V Pharmaceutical Co.	13,983	53,135
*K-V Pharmaceutical Co. Class B	2,491	10,637
*Laboratory Corp. of America Holdings	14,500	998,905
Landauer, Inc.	1,884	97,572
*Lannet Co., Inc.	9,079	61,011
*LCA-Vision, Inc.	6,757	30,406
*LeMaitre Vascular, Inc.	1,700	7,259
*Lexicon Pharmaceuticals, Inc.	8,807	11,537
#*LHC Group, Inc.	7,100	198,161
*Life Technologies Corp.	38,710	1,825,951
#*LifePoint Hospitals, Inc.	28,117	796,555
*Ligand Pharmaceuticals, Inc. Class B	39,778	67,623
#*Lincare Holdings, Inc.	24,285	762,792
#*Luminex Corp.	16,850	248,032
*Luna Innovations, Inc.	600	702
*Magellan Health Services, Inc.	18,623	598,357
*MAKO Surgical Corp.	3,794	34,336
#*Mannkind Corp.	37,273	194,565
*MAP Pharmaceuticals, Inc.	200	1,644
*Martek Biosciences Corp.	15,000	269,400
*Matrixx Initiatives, Inc.	3,400	15,300
*Maxygen, Inc.	17,227	96,127
McKesson Corp.	25,771	1,513,531
#*MDRNA, Inc.	1,000	1,040
*MedAssets, Inc.	20,214	443,495
*MedCath Corp.	7,800	64,038

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Medco Health Solutions, Inc.	59,160	$3,320,059
*Medical Action Industries, Inc.	8,743	95,648
*Medicines Co. (The)	19,600	140,924
Medicis Pharmaceutical Corp. Class A	28,160	596,147
#*Medivation, Inc.	5,800	148,016
*Mednax, Inc.	11,700	607,464
MedQuist, Inc.	4,101	23,704
*MEDTOX Scientific, Inc.	4,380	43,712
Medtronic, Inc.	124,872	4,457,930
#Merck & Co., Inc.	237,954	7,359,917
*Merge Healthcare, Inc.	11,179	40,021
Meridian Bioscience, Inc.	6,850	152,002
*Merit Medical Systems, Inc.	10,595	179,903
*Metabasis Therapeutics, Inc.	2,106	822
*Metabolix, Inc.	7,100	71,994
*Metropolitan Health Networks, Inc.	12,259	25,008
#*Mettler Toledo International, Inc.	7,700	750,750
*Micromet, Inc.	9,367	47,865
*Micrus Endovascular Corp.	2,916	34,467
*MiddleBrook Pharmaceuticals, Inc.	11,202	10,978
#*Millipore Corp.	7,100	475,771
*Misonix, Inc.	700	1,778
*Molecular Insight Pharmaceuticals, Inc.	9,196	44,141
*Molina Healthcare, Inc.	14,949	279,845
*Momenta Pharmaceuticals, Inc.	8,200	74,784
*MTS Medication Technologies, Inc.	600	3,291
*MWI Veterinary Supply, Inc.	4,100	145,140
#*Mylan, Inc.	60,200	977,648
*Myriad Genetics, Inc.	19,340	469,575
*Myriad Pharmaceuticals, Inc.	4,835	26,689
*Nabi Biopharmaceuticals	18,400	59,800
*Nanosphere, Inc.	3,600	24,048
*National Dentex Corp.	1,076	8,608
National Healthcare Corp.	4,440	159,707
National Research Corp.	1,172	27,038
*Natus Medical, Inc.	10,376	144,123
*Nektar Therapeutics	29,607	240,409
*Neogen Corp.	6,086	192,926
*Neurocrine Biosciences, Inc.	10,900	24,198
*Neurogen Corp.	1,900	314
*NeurogesX, Inc.	2,592	20,451
#*Neurometrix, Inc.	2,400	6,240
*Nighthawk Radiology Holdings, Inc.	9,819	58,816
*NMT Medical, Inc.	1,000	1,690
#*NovaMed, Inc.	14,764	59,499
#*Novavax, Inc.	11,711	44,970
*NPS Pharmaceuticals, Inc.	15,652	49,617
#*NuVasive, Inc.	7,500	272,175
*NxStage Medical, Inc.	13,987	78,047
*Obagi Medical Products, Inc.	9,200	94,024
#*Oculus Innovative Sciences, Inc.	200	410
*Odyssey Healthcare, Inc.	18,116	252,537
Omnicare, Inc.	47,850	1,036,910
*Omnicell, Inc.	16,687	164,200
*OncoGenex Pharmaceutical, Inc.	1,100	32,021
#*Oncothyreon, Inc.	3,500	12,355
#*Onyx Pharmaceuticals, Inc.	21,500	571,900
*Optimer Pharmaceuticals, Inc.	7,101	82,088
*OraSure Technologies, Inc.	20,112	65,565
*Orchid Cellmark, Inc.	4,000	6,120
*Orexigen Therapeutics, Inc.	10,371	66,997

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Orthologic Corp.	1,300	$897
*Orthovita, Inc.	15,510	54,285
#*OSI Pharmaceuticals, Inc.	12,200	393,084
#*Osiris Therapeutics, Inc.	10,076	63,983
*Osteotech, Inc.	4,400	19,008
Owens & Minor, Inc.	16,200	662,418
*OXiGENE, Inc.	1,400	1,582
*Pain Therapeutics, Inc.	15,296	77,551
*Palatin Technologies, Inc.	2,400	768
*Palomar Medical Technologies, Inc.	9,829	99,863
*Par Pharmaceutical Cos., Inc.	17,651	370,141
*Parexel International Corp.	19,244	240,935
#*Patterson Cos., Inc.	15,843	404,472
*PDI, Inc.	4,700	23,594
#PDL BioPharma, Inc.	42,967	361,352
*Penwest Pharmaceuticals Co.	1,000	2,160
PerkinElmer, Inc.	58,214	1,083,363
#Perrigo Co.	20,477	761,540
Pfizer, Inc.	1,180,571	20,105,124
Pharmaceutical Products Development Service, Inc.	10,400	224,120
*PharmAthene, Inc.	920	3,404
#*PharMerica Corp.	11,082	170,995
*Phase Forward, Inc.	16,000	209,760
*PHC, Inc.	1,400	1,428
#*Poniard Pharmaceuticals, Inc.	6,900	45,195
*Pozen, Inc.	6,698	38,045
*Progenics Pharmaceuticals, Inc.	9,931	41,611
*Prospect Medical Holdings, Inc.	1,400	5,600
*Providence Service Corp.	4,000	49,840
*PSS World Medical, Inc.	22,651	458,003
Psychemedics Corp.	400	2,164
*Psychiatric Solutions, Inc.	28,450	587,208
*QuadraMed Corp.	1,280	9,344
#Quality Systems, Inc.	6,180	377,104
Quest Diagnostics, Inc.	30,400	1,700,272
*Questcor Pharmaceuticals, Inc.	9,645	43,788
*Quidel Corp.	8,000	114,400
*Quigley Corp.	3,827	8,037
*RadNet, Inc.	9,350	22,720
*Raptor Pharmaceutical Corp.	152	524
*Regeneration Technologies, Inc.	20,058	78,627
*Regeneron Pharmaceuticals, Inc.	29,995	470,922
*RehabCare Group, Inc.	10,300	193,125
*Repligen Corp.	11,107	54,202
#*Repros Therapeutics, Inc.	3,300	3,069
*Res-Care, Inc.	15,516	186,657
*ResMed, Inc.	19,100	939,911
*Retractable Technologies, Inc.	2,700	4,590
#*Rigel Pharmaceuticals, Inc.	9,100	58,331
*Rochester Medical Corp.	4,523	45,728
*Rockwell Medical Technologies, Inc.	4,104	27,702
*Salix Pharmaceuticals, Ltd.	17,344	318,956
*Sangamo BioSciences, Inc.	9,026	48,018
*Santarus, Inc.	10,420	32,198
#*Savient Pharmaceuticals, Inc.	12,300	154,980
Schering-Plough Corp.	182,136	5,136,235
*SciClone Pharmaceuticals, Inc.	12,417	30,546
*Seattle Genetics, Inc.	16,405	148,957
*SenoRx, Inc.	2,900	11,484
#*Sequenom, Inc.	12,092	33,374
*SeraCare Life Sciences, Inc.	259	601

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Sirona Dental Systems, Inc.	23,814	$640,835
*Skilled Healthcare Group, Inc.	7,000	56,280
*Solta Medical, Inc.	700	1,547
*Somanetics Corp.	4,982	74,481
#*Somaxon Pharmaceuticals, Inc.	2,500	5,050
*SonoSite, Inc.	7,400	183,446
Span-American Medical System, Inc.	593	8,189
*Spectranetics Corp.	14,964	85,295
#*Spectrum Pharmaceuticals, Inc.	15,433	64,047
*SRI/Surgical Express, Inc.	700	1,652
*St. Jude Medical, Inc.	39,900	1,359,792
#*Staar Surgical Co.	8,750	33,775
*StemCells, Inc.	6,140	7,000
*Stereotaxis, Inc.	12,999	46,926
#Steris Corp.	18,324	536,160
*Strategic Diagnostics, Inc.	7,636	12,905
Stryker Corp.	42,748	1,966,408
*Sucampo Pharmaceuticals, Inc.	4,089	17,869
*Sun Healthcare Group, Inc.	22,611	205,308
*Sunrise Senior Living, Inc.	13,379	55,657
*SuperGen, Inc.	19,162	44,839
#*SurModics, Inc.	5,452	139,626
*Symmetry Medical, Inc.	18,386	147,088
*Synovis Life Technologies, Inc.	3,500	42,210
*Synta Pharmaceuticals Corp.	6,327	17,399
*Targacept, Inc.	7,405	138,844
Techne Corp.	6,200	387,562
Teleflex, Inc.	20,018	995,896
*Tenet Healthcare Corp.	100,800	516,096
*Theragenics Corp.	7,200	9,720
*Theravance, Inc.	18,757	262,035
*Thermo Fisher Scientific, Inc.	75,680	3,405,600
*Thoratec Corp.	15,800	414,908
*Tomotherapy, Inc.	8,600	28,552
*TranS1, Inc.	5,222	20,731
*Transcend Services, Inc.	900	16,425
*Transcept Pharmaceuticals, Inc.	2,500	13,725
*Trimeris, Inc.	5,148	18,327
#*Triple-S Management Corp.	8,100	135,270
*Trubion Pharmaceuticals, Inc.	1,100	4,796
*U.S. Physical Therapy, Inc.	4,400	61,776
*United Therapeutics Corp.	9,881	420,338
UnitedHealth Group, Inc.	183,755	4,768,442
*Universal American Corp.	33,058	330,580
Universal Health Services, Inc.	19,406	1,079,944
*Urologix, Inc.	800	928
*Uroplasty, Inc.	2,100	3,066
Utah Medical Products, Inc.	1,260	36,842
#*Valeant Pharmaceuticals International	25,802	758,579
*Vanda Pharmaceuticals, Inc.	6,000	61,200
#*Varian Medical Systems, Inc.	12,300	504,054
*Varian, Inc.	12,894	660,173
*Vascular Solutions, Inc.	6,100	47,092
#*VCA Antech, Inc.	30,783	733,251
#*Vertex Pharmaceuticals, Inc.	22,251	746,744
*Vical, Inc.	21,810	67,175
*Viropharma, Inc.	22,393	168,843
#*Virtual Radiologic Corp.	4,754	61,089
*Vital Images, Inc.	8,300	94,703
#*Vivus, Inc.	24,000	189,600
#*Volcano Corp.	17,130	245,816

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Warner Chilcott P.L.C.	1,792	$39,693
*Waters Corp.	14,700	844,221
*Watson Pharmaceuticals, Inc.	40,500	1,394,010
*WellCare Health Plans, Inc.	19,277	503,708
*WellPoint, Inc.	81,879	3,828,662
West Pharmaceutical Services, Inc.	10,400	410,488
*Wright Medical Group, Inc.	17,600	286,000
*XenoPort, Inc.	4,200	70,182
#*XOMA, Ltd.	300	204
Young Innovations, Inc.	3,219	76,129
*Zimmer Holdings, Inc.	32,926	1,730,920
*Zoll Medical Corp.	8,800	170,896
*Zymogenetics, Inc.	27,050	125,782

Total Health Care		228,844,056

Industrials — (10.6%)
*3D Systems Corp.	8,721	76,919
3M Co.	79,085	5,818,283
A.O. Smith Corp.	11,561	458,162
#AAON, Inc.	6,932	124,845
*AAR Corp.	20,967	411,163
ABM Industries, Inc.	22,535	423,207
*Acacia Technologies Group	9,276	70,498
*ACCO Brands Corp.	19,670	119,200
*Accuride Corp.	6,300	1,260
Aceto Corp.	13,166	72,940
*Active Power, Inc.	1,800	2,088
#Actuant Corp.	23,000	359,030
#Acuity Brands, Inc.	13,355	422,819
Administaff, Inc.	9,971	247,480
*Advisory Board Co. (The)	4,600	113,344
*Aerosonic Corp.	400	1,804
*AeroVironment, Inc.	7,188	191,632
#*AGCO Corp.	35,808	1,006,563
*Air Transport Services Group, Inc.	23,200	60,088
Aircastle, Ltd.	33,000	261,360
#*AirTran Holdings, Inc.	55,100	233,073
Alamo Group, Inc.	3,716	50,909
*Alaska Air Group, Inc.	18,288	470,367
Albany International Corp.	11,818	196,888
Alexander & Baldwin, Inc.	23,149	667,386
*Allegiant Travel Co.	7,110	268,118
#*Alliant Techsystems, Inc.	5,150	400,567
*Allied Defense Group, Inc.	3,200	20,160
*Altra Holdings, Inc.	13,756	120,640
*Amerco, Inc.	9,293	392,815
#*American Commercial Lines, Inc.	4,400	94,380
American Ecology Corp.	6,300	104,706
American Railcar Industries, Inc.	8,430	84,300
*American Reprographics Co.	19,354	116,124
American Science & Engineering, Inc.	2,959	195,649
#*American Superconductor Corp.	6,358	213,120
American Woodmark Corp.	7,131	140,267
Ameron International Corp.	4,904	289,238
Ametek, Inc.	15,000	523,350
Ampco-Pittsburgh Corp.	4,168	112,119
*AMR Corp.	104,000	560,560
*AMREP Corp.	2,800	34,076
*APAC Customer Services, Inc.	9,311	60,056
#Apogee Enterprises, Inc.	14,900	197,276
*Applied Energetics, Inc.	8,500	3,230

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Applied Industrial Technologies, Inc.	20,611	$416,961
Applied Signal Technologies, Inc.	4,710	96,508
*Argan, Inc.	3,739	46,177
*Argon ST, Inc.	10,700	199,020
#Arkansas Best Corp.	12,876	332,458
*Armstrong World Industries, Inc.	11,267	419,696
#*Arotech Corp.	901	1,775
#*Astec Industries, Inc.	9,270	213,210
*Astronics Corp.	2,187	18,130
*Astronics Corp. Class B	221	1,869
*AT Cross Co.	2,133	7,999
*ATC Technology Corp.	10,590	221,331
*Atlas Air Worldwide Holdings, Inc.	8,946	235,190
*Avalon Holding Corp. Class A	500	1,250
Avery Dennison Corp.	27,490	980,019
#*Avis Budget Group, Inc.	38,359	322,216
*AZZ, Inc.	3,900	133,614
B.F. Goodrich Co.	26,100	1,418,535
Badger Meter, Inc.	5,984	223,024
*Baker (Michael) Corp.	3,300	117,810
#Baldor Electric Co.	23,279	601,762
*Baldwin Technology Co., Inc. Class A	2,800	4,984
Barnes Group, Inc.	23,010	364,709
Barrett Business Services, Inc.	4,562	52,919
#*BE Aerospace, Inc.	45,251	802,300
*Beacon Roofing Supply, Inc.	18,841	270,557
Belden, Inc.	18,969	435,339
*Blount International, Inc.	16,023	144,848
*BlueLinx Holdings, Inc.	10,228	29,968
Boeing Co.	86,388	4,129,346
*Bowne & Co., Inc.	15,479	101,078
Brady Co. Class A	20,674	559,852
*Breeze-Eastern Corp.	1,100	6,545
Briggs & Stratton Corp.	26,540	496,298
Brink’s Co. (The)	18,600	441,378
#*Broadwind Energy, Inc.	22,323	130,366
*BTU International, Inc.	1,632	8,291
Bucyrus International, Inc.	20,450	908,389
#*Builders FirstSource, Inc.	12,950	50,376
Burlington Northern Santa Fe Corp.	55,739	4,198,261
#*C&D Technologies, Inc.	10,000	18,300
#C.H. Robinson Worldwide, Inc.	18,700	1,030,557
*CAI International, Inc.	4,500	33,750
#Carlisle Cos., Inc.	29,400	912,576
Cascade Corp.	6,527	162,131
*Casella Waste Systems, Inc.	9,174	25,595
#Caterpillar, Inc.	71,426	3,932,716
#*CBIZ, Inc.	35,174	247,625
CDI Corp.	8,355	101,764
*CECO Environmental Corp.	2,600	9,698
*Celadon Group, Inc.	10,524	102,714
#*Cenveo, Inc.	19,119	135,363
*Ceradyne, Inc.	14,100	227,292
*Champion Industries, Inc.	2,818	5,129
*Chart Industries, Inc.	11,897	235,204
*Chase Corp.	2,731	32,772
Chicago Rivet & Machine Co.	39	474
Cintas Corp.	56,200	1,556,178
CIRCOR International, Inc.	7,225	196,881
#CLAROC, Inc.	19,816	583,185
*Clean Harbors, Inc.	9,200	519,340

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Coleman Cable, Inc.	5,462	$18,953
*Colfax Corp.	4,300	46,784
*Columbus McKinnon Corp.	8,100	134,055
Comfort Systems USA, Inc.	16,145	175,981
*Command Security Corp.	4,000	8,600
*Commercial Vehicle Group, Inc.	5,100	24,123
CompX International, Inc.	800	5,624
*COMSYS IT Partners, Inc.	7,500	51,375
*Consolidated Graphics, Inc.	4,700	94,282
#*Continental Airlines, Inc.	59,700	686,550
Con-way, Inc.	22,081	728,452
#Cooper Industries P.L.C	39,300	1,520,517
*Copart, Inc.	15,290	491,879
*Cornell Cos., Inc.	7,472	170,660
Corporate Executive Board Co.	6,309	151,479
#*Corrections Corp. of America	49,800	1,192,212
#*CoStar Group, Inc.	8,000	310,560
Courier Corp.	8,675	128,650
*Covanta Holding Corp.	48,280	829,450
*Covenant Transportation Group, Inc.	1,295	6,527
*CPI Aerostructures, Inc.	2,216	15,157
*CRA International, Inc.	5,542	137,165
Crane Co.	14,439	402,126
CSX Corp.	61,451	2,592,003
Cubic Corp.	9,327	323,740
#Cummins, Inc.	47,805	2,058,483
Curtiss-Wright Corp.	20,307	605,555
#Danaher Corp.	31,121	2,123,386
Deere & Co.	49,764	2,266,750
*Delta Air Lines, Inc.	116,800	833,952
Deluxe Corp.	9,480	134,900
Diamond Management & Technology Consultants, Inc.	9,500	56,240
*Document Security Systems, Inc.	1,200	3,336
#*Dollar Thrifty Automotive Group, Inc.	9,677	179,121
#Donaldson Co., Inc.	25,288	902,023
Dover Corp.	61,375	2,312,610
Ducommun, Inc.	5,471	93,116
#Dun & Bradstreet Corp. (The)	5,300	405,768
*DXP Enterprises, Inc.	4,600	52,808
*Dycom Industries, Inc.	16,430	162,328
*Dynamex, Inc.	5,149	95,411
Dynamic Materials Corp.	5,760	111,053
*DynCorp International, Inc. Class A	19,035	323,595
#*Eagle Bulk Shipping, Inc.	14,600	69,204
Eastern Co.	2,006	32,036
Eaton Corp.	33,883	2,048,227
Ecology & Environment, Inc. Class A	959	13,906
*EMCOR Group, Inc.	29,500	696,790
Emerson Electric Co.	89,688	3,385,722
#Encore Wire Corp.	11,540	239,455
*Ener1, Inc.	34,762	173,462
#*Energy Conversion Devices, Inc.	8,200	88,314
*Energy Focus, Inc.	504	383
*Energy Recovery, Inc.	2,300	12,834
EnergySolutions, Inc.	37,692	314,351
*EnerNOC, Inc.	4,498	129,228
*EnerSys, Inc.	20,958	463,172
Ennis, Inc.	13,220	200,283
*EnPro Industries, Inc.	8,433	190,417
*Environmental Tectonics Corp.	871	1,960
Equifax, Inc.	26,357	721,655

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*ESCO Technologies, Inc.	8,241	$323,706
Espey Manufacturing & Electronics Corp.	1,389	26,947
*Esterline Technologies Corp.	15,700	661,127
#*Evergreen Solar, Inc.	19,700	28,565
#Expeditors International of Washington, Inc.	33,185	1,069,221
*Exponent, Inc.	5,575	145,006
*ExpressJet Holdings, Inc.	4,123	12,369
#Fastenal Co.	21,391	737,990
Federal Signal Corp.	19,810	121,633
FedEx Corp.	49,829	3,622,070
*First Advantage Corp.	3,700	65,120
#*First Solar, Inc.	9,400	1,146,142
*Flanders Corp.	13,504	68,060
*Flow International Corp.	12,528	30,192
Flowserve Corp.	8,000	785,680
Fluor Corp.	21,550	957,251
#*Fortune Industries, Inc.	700	770
Forward Air Corp.	9,700	206,998
*Franklin Covey Co.	9,828	51,302
Franklin Electric Co., Inc.	8,800	240,064
Freightcar America, Inc.	6,310	148,790
Frozen Food Express Industries, Inc.	1,200	3,480
*FTI Consulting, Inc.	11,700	477,477
*Fuel Tech, Inc.	7,040	81,453
#*FuelCell Energy, Inc.	15,000	49,950
*Furmanite Corp.	13,294	47,593
G & K Services, Inc. Class A	6,200	137,330
*Gardner Denver Machinery, Inc.	26,090	936,892
GATX Corp.	24,900	676,782
#*Genco Shipping & Trading, Ltd.	13,800	274,482
*Gencor Industries, Inc.	700	5,250
*GenCorp, Inc.	17,087	127,127
*General Cable Corp.	23,300	725,562
General Dynamics Corp.	27,306	1,712,086
General Electric Co.	1,278,657	18,233,649
*Genesee & Wyoming, Inc.	16,945	491,574
*GEO Group, Inc. (The)	22,765	481,480
#*GeoEye, Inc.	8,400	213,108
*Gibraltar Industries, Inc.	14,600	157,972
#Gorman-Rupp Co. (The)	6,195	152,955
*GP Strategies Corp.	6,600	46,464
Graco, Inc.	11,300	311,202
*Graftech International, Ltd.	43,100	581,850
Graham Corp.	2,500	35,425
Granite Construction, Inc.	14,880	424,973
Great Lakes Dredge & Dock Corp.	24,879	152,508
*Greenbrier Cos., Inc.	7,104	63,084
*Griffon Corp.	31,524	276,465
*H&E Equipment Services, Inc.	16,940	179,564
Hardinge, Inc.	3,558	18,680
Harsco Corp.	41,927	1,320,281
*Hawaiian Holdings, Inc.	26,022	184,496
#Healthcare Services Group, Inc.	12,891	254,597
Heartland Express, Inc.	31,321	425,966
#HEICO Corp.	3,800	144,514
HEICO Corp. Class A	8,922	275,333
Heidrick & Struggles International, Inc.	8,300	227,088
*Heritage-Crystal Clean, Inc.	804	10,050
*Herley Industries, Inc.	2,810	31,781
Herman Miller, Inc.	8,600	132,870
#*Hertz Global Holdings, Inc.	113,129	1,053,231

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Hexcel Corp.	32,200	$354,200
*Hill International, Inc.	11,823	79,451
Hi-Shear Technology Corp.	1,000	19,210
HNI Corp.	13,848	364,479
#*Hoku Scientific, Inc.	9,818	21,600
Honeywell International, Inc.	87,300	3,133,197
Horizon Lines, Inc.	11,500	60,375
Houston Wire & Cable Co.	5,233	63,267
*Hub Group, Inc. Class A	12,900	320,694
Hubbell, Inc. Class A	1,507	61,034
#Hubbell, Inc. Class B	17,300	735,769
*Hudson Highland Group, Inc.	8,160	26,438
*Hurco Cos., Inc.	1,800	28,620
*Huron Consulting Group, Inc.	5,700	132,240
*Huttig Building Products, Inc.	2,588	1,708
*ICF International, Inc.	4,940	141,531
*ICT Group, Inc.	5,662	89,743
#IDEX Corp.	36,110	1,026,607
*IHS, Inc.	9,530	493,273
*II-VI, Inc.	10,600	280,582
Illinois Tool Works, Inc.	55,077	2,529,136
#Ingersoll-Rand P.L.C.	123,643	3,905,882
*InnerWorkings, Inc.	13,049	67,202
*Innotrac Corp.	1,251	4,003
*Innovative Solutions & Support, Inc.	9,200	41,952
*Insituform Technologies, Inc. Class A	17,800	377,360
Insteel Industries, Inc.	9,228	102,615
*Integrated Electrical Services, Inc.	5,398	35,519
Interface, Inc. Class A	16,941	131,462
*Interline Brands, Inc.	15,900	232,140
International Shipholding Corp.	2,001	66,333
*Intersections, Inc.	5,807	33,100
#*Iron Mountain, Inc.	25,264	617,200
#ITT Industries, Inc.	31,971	1,620,930
J.B. Hunt Transport Services, Inc.	19,400	583,164
*Jacobs Engineering Group, Inc.	17,346	733,562
#*JetBlue Airways Corp.	172,533	855,764
John Bean Technologies Corp.	8,678	142,493
#Joy Global, Inc.	15,672	790,026
*Kadant, Inc.	4,600	59,294
Kaman Corp. Class A	10,995	227,157
#*Kansas City Southern	41,835	1,013,662
#Kaydon Corp.	17,532	613,445
KBR, Inc.	53,869	1,102,698
*Kelly Services, Inc. Class A	25,400	281,432
*Kelly Services, Inc. Class B	319	3,989
Kennametal, Inc.	37,499	883,476
*Key Technology, Inc.	1,670	18,120
*Kforce, Inc.	18,727	219,668
Kimball International, Inc. Class B	12,755	95,662
#*Kirby Corp.	23,678	800,316
Knight Transportation, Inc.	32,700	524,508
Knoll, Inc.	13,006	127,459
*Korn/Ferry International	22,700	362,292
*Kratos Defense & Security Solutions, Inc.	1,291	14,046
*K-Tron International, Inc.	664	63,113
*L.B. Foster Co. Class A	3,865	108,529
L.S. Starrett Co. Class A	1,841	18,870
L-3 Communications Holdings, Inc.	18,600	1,344,594
*LaBarge, Inc.	10,022	111,244
*Ladish Co., Inc.	8,664	112,285

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Landstar System, Inc.	10,500	$370,020
Lawson Products, Inc.	2,944	45,779
*Layne Christensen Co.	8,235	213,286
*LECG Corp.	7,648	26,386
#Lennox International, Inc.	14,400	484,848
*LGL Group, Inc.	300	858
Lincoln Electric Holdings, Inc.	22,100	1,048,424
#Lindsay Corp.	2,000	65,660
*LMI Aerospace, Inc.	4,600	49,542
Lockheed Martin Corp.	45,659	3,140,883
LSI Industries, Inc.	17,359	121,339
*Lydall, Inc.	2,634	13,170
*M&F Worldwide Corp.	8,851	188,349
*Magnetek, Inc.	5,000	6,250
*Manitex International, Inc.	2,000	4,040
Manitowoc Co., Inc. (The)	48,801	446,041
#Manpower, Inc.	28,710	1,361,141
*Marten Transport, Ltd.	11,500	201,710
Masco Corp.	137,200	1,612,100
*Mastec, Inc.	29,040	342,672
*McDermott International, Inc.	29,440	654,451
McGrath Rentcorp	12,898	254,736
*Metalico, Inc.	15,098	60,996
Met-Pro Corp.	8,586	78,991
*MFRI, Inc.	2,100	14,112
#*Microvision, Inc.	15,000	55,650
*Middleby Corp.	6,545	296,554
*Miller Industries, Inc.	3,946	39,657
#Mine Safety Appliances Co.	13,420	342,076
*Mobile Mini, Inc.	18,512	268,424
#*Monster Worldwide, Inc.	55,561	806,746
*Moog, Inc.	17,752	443,267
*Moog, Inc. Class B	1,208	30,804
*MPS Group, Inc.	40,746	550,886
MSC Industrial Direct Co., Inc. Class A	15,993	688,499
Mueller Industries, Inc.	16,972	401,558
Mueller Water Products, Inc.	42,496	190,382
Multi-Color Corp.	4,103	54,447
*MYR Group, Inc.	7,000	120,260
NACCO Industries, Inc. Class A	2,775	165,390
National Technical Systems, Inc.	4,603	26,145
*Navigant Consulting, Inc.	18,922	269,449
#*Navistar International Corp.	9,601	318,177
*NCI Building Systems, Inc.	7,655	15,004
*NN, Inc.	4,425	19,691
Nordson Corp.	11,950	630,602
Norfolk Southern Corp.	58,852	2,743,680
*North American Galvanizing & Coating, Inc.	7,600	38,152
Northrop Grumman Corp.	55,823	2,798,407
#*Northwest Pipe Co.	4,579	137,828
#*Ocean Power Technologies, Inc.	700	4,242
*Old Dominion Freight Line, Inc.	13,750	357,362
*Omega Flex, Inc.	3,648	56,726
*On Assignment, Inc.	13,900	83,956
*Orbital Sciences Corp.	23,695	305,192
*Orion Marine Group, Inc.	6,200	118,048
*Oshkosh Truck Corp. Class B	27,500	859,650
#Otter Tail Corp.	12,934	300,845
*Owens Corning, Inc.	68,000	1,503,480
*P.A.M. Transportation Services, Inc.	3,500	27,160
#Paccar, Inc.	40,678	1,521,764

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Pacer International, Inc.	10,978	$31,397
Pall Corp.	11,200	355,488
*Paragon Technologies, Inc.	400	1,140
Parker Hannifin Corp.	41,233	2,183,700
*Park-Ohio Holdings Corp.	6,029	37,500
*Patrick Industries, Inc.	1,003	2,006
*Patriot Transportation Holding, Inc.	853	75,064
Pentair, Inc.	39,891	1,160,828
*PGT, Inc.	6,600	16,302
*Pike Electric Corp.	18,532	232,577
*Pinnacle Airlines Corp.	9,721	58,618
Pitney Bowes, Inc.	15,232	373,184
*Plug Power, Inc.	7,845	6,747
*PMFG, Inc.	3,871	56,013
*Polypore International, Inc.	18,341	201,017
Portec Rail Products, Inc.	2,768	24,109
*Powell Industries, Inc.	4,500	165,510
#*Power-One, Inc.	18,444	50,721
*PowerSecure International, Inc.	6,270	52,166
Precision Castparts Corp.	15,418	1,470,569
Preformed Line Products Co.	1,549	59,636
*Protection One, Inc.	7,566	40,705
Providence & Worcester Railroad Co.	595	6,619
*Quality Distribution, Inc.	3,693	13,812
Quanex Building Products Corp.	15,959	237,310
*Quanta Services, Inc.	36,915	782,598
#*Quixote Corp.	3,502	7,214
R. R. Donnelley & Sons Co.	81,266	1,631,821
#Raven Industries, Inc.	5,393	133,207
Raytheon Co.	48,220	2,183,402
*RBC Bearings, Inc.	7,465	160,572
*RCM Technologies, Inc.	1,888	4,286
#Regal-Beloit Corp.	16,026	751,299
*Republic Airways Holdings, Inc.	7,510	60,155
Republic Services, Inc.	58,366	1,512,263
*Resources Connection, Inc.	17,704	305,748
Robbins & Myers, Inc.	14,331	332,479
#Robert Half International, Inc.	25,059	581,369
#Rockwell Automation, Inc.	13,600	556,920
#Rockwell Collins, Inc.	19,100	962,258
#Rollins, Inc.	20,375	368,380
#Roper Industries, Inc.	23,814	1,203,798
*Rush Enterprises, Inc. Class A	12,700	138,684
*Rush Enterprises, Inc. Class B	2,881	26,361
Ryder System, Inc.	26,300	1,066,465
*Saia, Inc.	200	2,932
*Sauer-Danfoss, Inc.	17,441	125,575
Schawk, Inc.	13,395	131,539
#*School Specialty, Inc.	8,838	196,646
Seaboard Corp.	279	376,929
Servotronics, Inc.	389	2,879
*Shaw Group, Inc.	23,580	605,063
*SIFCO Industries, Inc.	910	12,148
Simpson Manufacturing Co., Inc.	21,915	512,592
SkyWest, Inc.	46,330	647,230
*SL Industries, Inc.	4,724	38,737
Southwest Airlines Co.	267,588	2,247,739
*Sparton Corp.	1,025	4,254
*Spherion Corp.	1,700	8,415
*Spherix, Inc.	600	966
*Spire Corp.	3,300	15,477

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Spirit AeroSystems Holdings, Inc. Class A	45,272	$720,730
SPX Corp.	21,575	1,138,728
*Standard Parking Corp.	6,550	115,280
#Standard Register Co.	7,033	33,547
Standex International Corp.	6,250	109,875
*Stanley, Inc.	9,500	268,375
Steelcase, Inc. Class A	34,810	200,854
#*Stericycle, Inc.	14,005	733,442
*Sterling Construction Co., Inc.	5,376	86,715
#Sun Hydraulics, Inc.	5,629	107,289
*Sunair Electronics, Inc.	400	1,068
#*SunPower Corp. Class A	16,175	401,302
#*SunPower Corp. Class B	8,746	189,438
Superior Uniform Group, Inc.	5,000	44,000
*Supreme Industries, Inc.	2,169	5,119
*Sykes Enterprises, Inc.	15,900	377,466
*Sypris Solutions, Inc.	5,100	15,810
#TAL International Group, Inc.	13,396	158,877
*Taser International, Inc.	21,105	86,319
*Team, Inc.	5,400	87,642
*Tech/Ops Sevcon, Inc.	613	1,716
Technology Research Corp.	800	2,880
*Tecumseh Products Co. Class A	5,400	56,430
*Tecumseh Products Co. Class B	1,327	13,761
*Teledyne Technologies, Inc.	13,369	456,685
Tennant Co.	9,300	247,938
#*Terex Corp.	42,160	852,475
*Tetra Tech, Inc.	21,505	553,324
#Textainer Group Holdings, Ltd.	20,618	310,507
Textron, Inc.	66,350	1,179,703
*Thomas & Betts Corp.	27,800	951,038
Timken Co.	49,256	1,085,110
Titan International, Inc.	12,875	108,150
*Titan Machinery, Inc.	6,650	71,354
Todd Shipyards Corp.	2,138	35,662
#Toro Co.	13,934	515,837
*Trailer Bridge, Inc.	3,541	14,235
*TransDigm Group, Inc.	19,775	774,784
*TRC Cos., Inc.	8,126	25,759
Tredegar Industries, Inc.	12,571	171,343
*Trex Co., Inc.	5,700	90,687
*Trimas Corp.	11,900	53,550
#Trinity Industries, Inc.	35,300	595,864
Triumph Group, Inc.	9,248	432,899
*TrueBlue, Inc.	16,828	203,619
*Tufco Technologies, Inc.	510	1,280
*Tutor Perini Corp.	18,239	321,918
Twin Disc, Inc.	8,900	83,571
*U.S. Home Systems, Inc.	900	2,124
*UAL Corp.	49,619	323,020
*Ultralife Corp.	5,179	18,955
Union Pacific Corp.	77,809	4,290,388
*United Capital Corp.	2,765	50,212
United Parcel Service, Inc.	77,137	4,140,714
*United Rentals, Inc.	26,600	252,434
*United Stationers, Inc.	11,700	551,538
United Technologies Corp.	103,303	6,347,969
Universal Forest Products, Inc.	9,455	337,354
*Universal Security Instruments, Inc.	266	1,396
Universal Truckload Services, Inc.	6,356	104,493
*UQM Technologies, Inc.	5,200	24,440

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*URS Corp.	32,769	$1,273,403
#*US Airways Group, Inc.	40,490	123,899
*USA Truck, Inc.	5,798	65,112
#*USG Corp.	43,229	568,029
UTI Worldwide, Inc.	2,000	24,940
Valmont Industries, Inc.	10,200	737,154
*Valpey Fisher Corp.	783	955
*Versar, Inc.	3,338	12,818
Viad Corp.	10,292	180,110
*Vicor Corp.	11,100	75,702
Virco Manufacturing Corp.	2,296	6,383
*Volt Information Sciences, Inc.	7,450	60,420
VSE Corp.	1,800	78,822
#W.W. Grainger, Inc.	8,660	811,702
*Wabash National Corp.	13,700	26,852
Wabtec Corp.	17,400	639,624
*Waste Connections, Inc.	18,115	569,354
#Waste Management, Inc.	49,940	1,492,207
*Waste Services, Inc.	11,600	76,096
Watsco, Inc. Class A	9,930	508,615
Watsco, Inc. Class B	800	41,048
Watson Wyatt Worldwide, Inc.	14,920	650,214
Watts Water Technologies, Inc.	15,900	449,175
*WCA Waste Corp.	5,500	22,055
#Werner Enterprises, Inc.	35,809	671,419
*WESCO International, Inc.	18,410	470,560
*Willdan Group, Inc.	2,050	5,207
*Willis Lease Finance Corp.	2,883	36,701
Woodward Governor Co.	24,915	585,752
*Xerium Technologies, Inc.	11,107	10,774
#*YRC Worldwide, Inc.	16,900	61,685

Total Industrials		239,632,607

Information Technology — (15.2%)
*3Com Corp.	309,850	1,592,629
*3PAR, Inc.	6,530	61,447
*Accenture, Ltd.	57,216	2,121,569
*ACI Worldwide, Inc.	12,655	203,619
*Acme Packet, Inc.	18,599	182,084
*Acorn Energy, Inc.	2,600	18,174
*Actel Corp.	11,153	132,944
*ActivIdentity Corp.	13,864	31,471
*Activision Blizzard, Inc.	198,818	2,153,199
*Actuate Corp.	17,958	89,970
*Acxiom Corp.	42,161	484,008
*Adaptec, Inc.	61,020	194,654
#*ADC Telecommunications, Inc.	33,170	215,273
*ADDvantage Technologies Group, Inc.	600	1,410
*Adept Technology, Inc.	1,000	2,400
*Adobe Systems, Inc.	61,792	2,035,428
#Adtran, Inc.	22,423	516,626
*Advanced Analogic Technologies, Inc.	17,653	55,607
*Advanced Energy Industries, Inc.	17,610	215,018
#*Advanced Micro Devices, Inc.	242,800	1,116,880
*Advent Software, Inc.	9,039	345,471
*Aehr Test Systems	2,798	3,693
*Aetrium, Inc.	1,000	2,790
*Affiliated Computer Services, Inc. Class A	28,400	1,479,356
*Agilent Technologies, Inc.	48,690	1,204,591
Agilysys, Inc.	3,200	15,072
*Airvana, Inc.	22,000	134,420

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Akamai Technologies, Inc.	11,300	$248,600
*Alliance Data Systems Corp.	8,800	483,824
Altera Corp.	49,354	976,716
#*Amdocs, Ltd.	67,300	1,695,960
American Software, Inc. Class A	11,887	77,266
*Amkor Technology, Inc.	42,800	235,828
Amphenol Corp.	26,258	1,053,471
*Amtech Systems, Inc.	2,100	11,340
*Anadigics, Inc.	26,200	84,102
Analog Devices, Inc.	45,720	1,171,804
*Analysts International Corp.	740	599
*Anaren, Inc.	6,581	96,214
#*Anixter International, Inc.	17,000	711,450
#*Ansys, Inc.	21,907	888,986
*Apple, Inc.	99,324	18,722,574
Applied Materials, Inc.	155,703	1,899,577
*Applied Micro Circuits Corp.	33,651	263,151
*ArcSight, Inc.	3,600	88,992
#*Ariba, Inc.	32,022	378,500
*Arris Group, Inc.	60,047	616,082
*Arrow Electronics, Inc.	49,680	1,258,891
*Art Technology Group, Inc.	33,250	136,990
*Aruba Networks, Inc.	26,758	209,248
*Aspen Technology, Inc.	19,100	200,550
Astro-Med, Inc.	1,306	8,097
#*Atheros Communications, Inc.	22,580	555,920
*Atmel Corp.	168,185	625,648
*ATMI, Inc.	13,221	200,298
*AuthenTec, Inc.	7,990	19,735
*Authentidate Holding Corp.	652	828
*Autobytel, Inc.	1,335	1,001
*Autodesk, Inc.	36,000	897,480
Automatic Data Processing, Inc.	58,470	2,327,106
*Avid Technology, Inc.	17,380	219,509
*Avnet, Inc.	51,300	1,271,214
*Avocent Corp.	34,892	867,764
AVX Corp.	91,360	1,034,195
*Aware, Inc.	8,951	20,945
*Axcelis Technologies, Inc.	9,824	9,333
*AXT, Inc.	12,067	27,875
Bel Fuse, Inc. Class A	1,700	30,192
Bel Fuse, Inc. Class B	4,851	87,803
*Bell Microproducts, Inc.	5,700	16,644
*Benchmark Electronics, Inc.	33,944	570,259
*BigBand Networks, Inc.	22,238	82,281
#Black Box Corp.	14,200	376,442
Blackbaud, Inc.	13,623	302,294
*Blackboard, Inc.	10,800	383,076
*Blue Coat Systems, Inc.	17,433	388,407
*BMC Software, Inc.	27,387	1,017,701
*Bottomline Technologies, Inc.	9,203	135,100
*Brightpoint, Inc.	31,335	230,939
*Broadcom Corp.	51,965	1,382,789
Broadridge Financial Solutions, Inc.	39,167	815,065
*Brocade Communications Systems, Inc.	158,575	1,360,574
*Brooks Automation, Inc.	12,953	89,117
*BSQUARE Corp.	2,962	6,872
CA, Inc.	60,200	1,259,384
*Cabot Microelectronics Corp.	10,211	326,548
*CACI International, Inc. Class A	15,300	728,586
*Cadence Design Systems, Inc.	53,300	325,663

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CalAmp Corp.	4,036	$12,552
*California Micro Devices Corp.	6,600	19,734
*Callidus Software, Inc.	8,938	27,261
*Cascade Microtech, Inc.	3,830	20,682
Cass Information Systems, Inc.	3,522	104,709
*Cavium Networks, Inc.	6,600	125,136
*CEVA, Inc.	8,900	90,157
*Checkpoint Systems, Inc.	19,700	267,329
*Chordiant Software, Inc.	14,222	49,493
*Chyron International Corp.	2,207	4,171
*Ciber, Inc.	17,956	57,818
#*Ciena Corp.	36,742	430,984
*Cinedigm Digital Cinema Corp.	4,202	5,463
*Cirrus Logic, Inc.	31,900	154,396
*Cisco Sytems, Inc.	713,334	16,299,682
#*Citrix Systems, Inc.	29,200	1,073,392
*Clearfield, Inc.	300	1,167
*Cogent, Inc.	35,855	346,001
Cognex Corp.	17,237	277,343
*Cognizant Technology Solutions Corp.	33,034	1,276,764
*Coherent, Inc.	13,150	330,460
Cohu, Inc.	11,168	127,092
*Comarco, Inc.	900	2,835
#*CommScope, Inc.	41,136	1,111,495
Communications Systems, Inc.	6,955	76,366
*CommVault Systems, Inc.	6,595	129,922
*Computer Sciences Corp.	57,810	2,931,545
*Computer Task Group, Inc.	3,298	22,987
*Compuware Corp.	79,165	558,905
*comScore, Inc.	10,961	168,032
*Comtech Telecommunications Corp.	12,362	397,067
*Comverge, Inc.	7,200	82,152
*Concur Technologies, Inc.	17,047	607,555
*Concurrent Computer Corp.	1,552	5,960
*Conexant Systems, Inc.	17,700	48,498
*Constant Contact, Inc.	4,020	66,611
#*Convera Corp.	8,100	2,021
*Convergys Corp.	53,496	580,432
Corning, Inc.	146,680	2,142,995
*CPI International, Inc.	6,915	68,459
*Cray, Inc.	12,374	92,310
*Cree, Inc.	28,088	1,182,505
*CSG Systems International, Inc.	11,544	188,629
*CSP, Inc.	709	2,609
CTS Corp.	1,000	8,960
*CyberOptics Corp.	2,261	13,634
*CyberSource Corp.	20,443	334,856
*Cymer, Inc.	12,478	427,247
*Cypress Semiconductor Corp.	50,168	422,916
#Daktronics, Inc.	14,900	112,048
*Datalink Corp.	2,544	10,125
*Dataram Corp.	1,100	2,959
*DDi Corp.	7,960	32,238
*DealerTrack Holdings, Inc.	19,869	327,441
*Dell, Inc.	215,060	3,116,219
*Deltek, Inc.	8,361	59,781
*DemandTec, Inc.	4,200	36,918
*DG FastChannel, Inc.	9,401	197,139
*Dice Holdings, Inc.	10,000	60,100
Diebold, Inc.	19,550	591,192
*Digi International, Inc.	10,920	86,814

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Digimarc Corp.	2,426	$33,964
*Digital River, Inc.	14,200	324,186
*Diodes, Inc.	10,150	166,257
*Ditech Networks, Inc.	1,700	2,176
*DivX, Inc.	10,980	52,814
*Dolby Laboratories, Inc.	8,680	364,039
*Dot Hill Systems Corp.	8,221	14,962
*Double-Take Software, Inc.	7,528	69,785
*DSP Group, Inc.	14,087	81,423
*DST Systems, Inc.	18,304	763,460
*DTS, Inc.	6,666	188,315
*Dynamics Research Corp.	4,347	55,685
#EarthLink, Inc.	46,945	380,254
*eBay, Inc.	165,701	3,690,161
#*Ebix, Inc.	2,100	129,360
#*Echelon Corp.	14,669	200,232
*EchoStar Corp.	15,934	289,361
*EDGAR Online, Inc.	1,100	1,881
*Edgewater Technology, Inc.	2,700	7,695
*EFJohnson Technologies, Inc.	4,312	5,821
*Elecsys Corp.	58	233
Electro Rent Corp.	12,323	131,979
*Electro Scientific Industries, Inc.	5,792	63,364
*Electronic Arts, Inc.	49,134	896,204
*Electronics for Imaging, Inc.	25,858	301,504
*Elixir Gaming Technologies, Inc.	6,330	1,772
*eLoyalty Corp.	1,800	14,040
*EMC Corp.	159,400	2,625,318
#*EMCORE Corp.	12,411	12,659
*EMS Technologies, Inc.	6,300	109,809
*Emulex Corp.	41,063	414,736
*Endwave Corp.	2,100	4,893
*Entegris, Inc.	47,365	178,092
*Entorian Technologies, Inc.	667	3,170
*Entropic Communications, Inc.	20,800	54,704
*Epicor Software Corp.	24,779	191,294
*EPIQ Systems, Inc.	12,950	163,300
*ePlus, Inc.	2,460	36,998
*Equinix, Inc.	10,720	914,630
*Euronet Worldwide, Inc.	18,523	438,069
*Exar Corp.	17,900	123,510
*ExlService Holdings, Inc.	11,957	162,735
*Extreme Networks	25,997	51,734
*F5 Networks, Inc.	22,800	1,023,492
FactSet Research Systems, Inc.	9,300	595,665
#Fair Isaac Corp.	24,076	489,465
*Fairchild Semiconductor Corp. Class A	52,683	394,069
*FalconStor Software, Inc.	13,600	45,288
*Faro Technologies, Inc.	8,990	138,985
*FEI Co.	19,111	455,033
Fidelity National Information Services, Inc.	99,186	2,158,287
#*Finisar Corp.	725	5,401
#*Fiserv, Inc.	35,976	1,650,219
#*FLIR Systems, Inc.	21,376	594,467
*FormFactor, Inc.	20,620	350,334
*Forrester Research, Inc.	7,977	202,057
*Frequency Electronics, Inc.	2,200	9,680
*FSI International, Inc.	3,139	3,641
*Gartner Group, Inc.	24,300	452,466
*Gerber Scientific, Inc.	9,854	45,525
#*GigOptix, Inc.	87	299

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Global Cash Access, Inc.	29,291	$185,412
Global Payments, Inc.	10,500	516,915
*Globecomm Systems, Inc.	10,627	71,839
*Glu Mobile, Inc.	500	520
*Google, Inc.	26,997	14,473,632
*GSE Systems, Inc.	2,084	12,546
#*GSI Commerce, Inc.	17,020	322,869
*GSI Technology, Inc.	10,255	37,021
*GTSI Corp.	1,900	14,155
*Guidance Software, Inc.	6,118	34,077
*Hackett Group, Inc.	16,818	52,472
*Harmonic, Inc.	40,944	214,956
Harris Corp.	11,550	481,866
*Harris Stratex Networks, Inc. Class A	15,095	95,098
*Hauppauge Digital, Inc.	1,000	800
Heartland Payment Systems, Inc.	13,854	170,266
*Henry Bros. Electronics, Inc.	465	2,204
*Hewitt Associates, Inc. Class A	15,100	536,352
Hewlett-Packard Co.	277,599	13,174,849
#*Hittite Microwave Corp.	7,700	283,360
*Hughes Communications, Inc.	8,081	188,449
*Hutchinson Technology, Inc.	8,289	48,242
*Hypercom Corp.	21,883	62,367
*I.D. Systems, Inc.	3,032	11,067
#*i2 Technologies, Inc.	6,006	94,534
*IAC/InterActiveCorp	63,530	1,203,258
*IEC Electronics Corp.	1,510	6,312
*iGATE Corp.	18,381	162,304
*iGo, Inc.	5,999	7,979
*Ikanos Communications, Inc.	9,600	16,608
*Imation Corp.	16,636	146,730
Imergent, Inc.	2,800	18,620
*Immersion Corp.	9,914	36,384
*infoGROUP, Inc.	26,141	171,485
*Informatica Corp.	21,330	452,836
*InfoSpace, Inc.	18,094	155,066
*Ingram Micro, Inc.	86,310	1,523,372
*Innodata Isogen, Inc.	7,155	46,364
*Insight Enterprises, Inc.	37,007	389,314
*Integral Systems, Inc.	5,502	46,217
*Integrated Device Technology, Inc.	86,566	509,008
*Integrated Silicon Solution, Inc.	9,378	32,823
Intel Corp.	614,522	11,743,515
*Intelli-Check, Inc.	840	1,235
*Intellon Corp.	8,341	57,303
*Interactive Intelligence, Inc.	5,058	84,823
*InterDigital, Inc.	7,806	160,491
*Intermec, Inc.	26,638	328,180
*Internap Network Services Corp.	20,487	65,558
International Business Machines Corp.	135,495	16,342,052
*International Rectifier Corp.	37,017	676,671
*Internet Brands, Inc.	18,091	134,597
*Internet Capital Group, Inc.	14,047	102,122
*Interphase Corp.	700	1,666
#Intersil Corp.	53,900	676,445
*Intest Corp.	1,100	649
*Intevac, Inc.	9,600	97,920
*IntriCon Corp.	1,974	6,662
*Intuit, Inc.	38,100	1,107,567
*Inuvo, Inc.	7,945	1,986
*INX, Inc.	1,400	9,408

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
iPass, Inc.	17,600	$22,880
*IPG Photonics Corp.	16,850	230,171
*Isilon Systems, Inc.	20,541	107,840
*Iteris, Inc.	3,700	5,254
#*Itron, Inc.	16,890	1,014,076
*Ixia	31,269	207,939
*IXYS Corp.	16,609	111,280
*j2 Global Communications, Inc.	13,470	275,462
Jabil Circuit, Inc.	107,500	1,438,350
Jack Henry & Associates, Inc.	30,021	692,584
*Jaco Electronics, Inc.	600	390
*JDA Software Group, Inc.	16,423	325,832
*JDS Uniphase Corp.	96,053	536,936
*Juniper Networks, Inc.	56,500	1,441,315
Keithley Instruments, Inc.	6,065	19,772
*Kenexa Corp.	8,676	109,318
*KEY Tronic Corp.	1,100	2,486
*Keynote Systems, Inc.	6,220	63,568
#KLA-Tencor Corp.	38,000	1,235,380
*Knot, Inc. (The)	15,977	170,475
*Kopin Corp.	25,989	115,391
*Kulicke & Soffa Industries, Inc.	26,200	121,830
*KVH Industries, Inc.	5,691	59,756
*L-1 Identity Solutions, Inc.	69,994	413,665
#*Lam Research Corp.	23,500	792,420
*LaserCard Corp.	3,582	23,999
*Lattice Semiconductor Corp.	49,341	94,241
*Lawson Software, Inc.	69,926	441,233
*Leadis Technolgies, Inc.	2,600	2,548
*LeCroy Corp.	4,000	14,960
Lender Processing Services, Inc.	14,768	587,766
#*Lexmark International, Inc.	28,606	729,453
*Limelight Networks, Inc.	24,300	84,807
#Linear Technology Corp.	33,672	871,431
*Lionbridge Technologies, Inc.	17,466	36,504
*Liquidity Services, Inc.	9,544	91,813
*Littlefuse, Inc.	10,556	290,923
*LoJack Corp.	8,633	36,431
*LookSmart, Ltd.	6,301	8,254
#*LoopNet, Inc.	12,667	110,583
*Loral Space & Communications, Inc.	7,700	203,434
*LSI Corp.	225,189	1,152,968
*LTX-Credence Corp.	8,597	11,520
*Mace Security International, Inc.	2,000	1,680
#*Magma Design Automation, Inc.	14,300	30,745
#*Manhattan Associates, Inc.	14,388	330,205
*ManTech International Corp. Class A	8,800	385,968
Marchex, Inc. Class B	8,700	39,411
*Mastech Holdings, Inc.	925	4,606
MasterCard, Inc. Class A	11,989	2,625,831
*Mattson Technology, Inc.	15,451	32,756
Maxim Integrated Products, Inc.	48,020	800,493
Maximus, Inc.	11,400	527,364
#*Maxwell Technologies, Inc.	6,478	116,151
*McAfee, Inc.	24,200	1,013,496
*Measurement Specialties, Inc.	4,897	37,756
*MEMC Electronic Materials, Inc.	28,086	348,828
*MEMSIC, Inc.	1,466	4,984
*Mentor Graphics Corp.	41,964	306,337
*Mercury Computer Systems, Inc.	9,400	100,580
*Merix Corp.	1,000	1,590

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Merrimac Industries, Inc.	601	$4,748
Mesa Laboratories, Inc.	900	21,600
Methode Electronics, Inc.	16,100	116,725
Micrel, Inc.	24,802	185,271
#Microchip Technology, Inc.	28,017	671,287
*Micron Technology, Inc.	284,689	1,933,038
*Micros Systems, Inc.	32,408	872,423
*Microsemi Corp.	35,145	467,780
Microsoft Corp.	975,390	27,047,565
*MicroStrategy, Inc.	2,290	199,848
*Microtune, Inc.	18,580	31,772
*Mindspeed Technologies, Inc.	3,142	10,966
*MIPS Technologies, Inc.	15,400	60,830
*MKS Instruments, Inc.	21,510	336,416
Mocon, Inc.	2,858	23,007
*ModusLink Global Solutions, Inc.	19,020	156,344
Molex, Inc.	14,500	270,715
Molex, Inc. Class A	31,500	521,325
*MoneyGram International, Inc.	26,800	80,132
*Monolithic Power Systems, Inc.	7,078	141,489
*Monotype Imaging Holdings, Inc.	9,269	69,703
*MoSys, Inc.	10,000	23,600
Motorola, Inc.	398,339	3,413,765
*Move, Inc.	5,565	11,408
MTS Systems Corp.	6,908	183,062
*Multi-Fineline Electronix, Inc.	12,423	338,527
*Nanometrics, Inc.	6,150	50,430
*Napco Security Technologies, Inc.	6,999	13,438
#National Instruments Corp.	27,826	742,954
#National Semiconductor Corp.	36,600	473,604
#*NCI, Inc.	1,940	52,205
*NCR Corp.	56,097	569,385
*NetApp, Inc.	51,614	1,396,159
*Netezza Corp.	23,400	216,216
*NETGEAR, Inc.	19,292	351,693
*NetLogic Microsystems, Inc.	7,800	296,478
*NetScout Systems, Inc.	13,852	170,241
*NetSuite, Inc.	3,400	47,498
*Network Engines, Inc.	4,876	5,315
*Network Equipment Technologies, Inc.	13,081	43,167
*NeuStar, Inc.	25,308	584,615
*Newport Corp.	8,365	62,236
*NextWave Wireless, Inc.	1,995	1,157
*NIC, Inc.	15,586	136,533
#*Novatel Wireless, Inc.	12,900	115,068
*Novell, Inc.	175,585	718,143
*Novellus Systems, Inc.	46,600	959,028
*Nu Horizons Electronics Corp.	4,400	17,116
#*Nuance Communications, Inc.	54,900	719,739
*NumereX Corp. Class A	2,142	10,217
*Nvidia Corp.	42,859	512,594
O.I. Corp.	876	6,285
*Occam Networks, Inc.	5,480	16,330
*Oclaro, Inc.	9,500	10,070
*OmniVision Technologies, Inc.	22,000	269,720
#*ON Semiconductor Corp.	101,402	678,379
*Online Resources Corp.	11,280	59,220
*Onvia, Inc.	2,442	13,797
*Openwave Systems, Inc.	28,209	64,034
*Oplink Communications, Inc.	10,000	148,300
OPNET Technologies, Inc.	7,812	85,151

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Opnext, Inc.	18,025	$44,342
*Optical Cable Corp.	100	302
Oracle Corp.	551,185	11,630,004
*ORBCOMM, Inc.	12,768	30,260
*OSI Systems, Inc.	9,300	182,559
*Overland Storage, Inc.	1,100	891
#*Palm, Inc.	58,118	674,750
*PAR Technology Corp.	4,196	22,868
*Parametric Technology Corp.	38,080	567,773
Park Electrochemical Corp.	8,200	184,336
#*ParkerVision, Inc.	3,332	9,230
#Paychex, Inc.	39,754	1,129,411
*PC Connection, Inc.	7,926	46,605
*PC Mall, Inc.	5,200	36,868
*PC-Tel, Inc.	12,027	70,478
*PDF Solutions, Inc.	6,302	22,309
Pegasystems, Inc.	13,388	383,834
*Perceptron, Inc.	2,200	7,414
*Perficient, Inc.	14,546	118,404
*Performance Technologies, Inc.	3,800	10,678
*Pericom Semiconductor Corp.	12,286	115,611
*Perot Systems Corp.	58,702	1,757,538
*Pervasive Software, Inc.	5,590	27,391
*Phoenix Technologies, Ltd.	5,820	13,619
*Photronics, Inc.	19,576	81,828
*Pixelworks, Inc.	2,500	6,125
*Planar Systems, Inc.	6,000	13,620
Plantronics, Inc.	24,360	587,320
*PLATO Learning, Inc.	3,814	16,858
*Plexus Corp.	18,182	460,005
*PLX Technology, Inc.	10,400	32,656
*PMC-Sierra, Inc.	78,000	664,560
*Polycom, Inc.	32,000	687,040
Power Integrations, Inc.	9,100	283,920
*Presstek, Inc.	15,222	25,877
•*Price Communications Liquidation Trust	5,700	779
#*Procera Networks, Inc.	128	68
*Progress Software Corp.	16,847	389,166
*PROS Holdings, Inc.	2,484	22,331
QAD, Inc.	11,195	51,049
*QLogic Corp.	49,800	873,492
QUALCOMM, Inc.	185,100	7,664,991
Qualstar Corp.	3,967	7,577
*Quantum Corp.	9,700	17,945
*Quest Software, Inc.	39,060	655,036
*QuickLogic Corp.	5,175	11,178
*Radiant Systems, Inc.	11,200	110,208
*RadiSys Corp.	10,400	88,504
*RAE Systems, Inc.	6,400	4,992
*Rainmaker Systems, Inc.	5,293	7,146
#*Rambus, Inc.	20,630	330,080
*Ramtron International Corp.	6,224	10,519
*RealNetworks, Inc.	65,193	232,739
#*Red Hat, Inc.	30,700	792,367
*Relm Wireless Corp.	1,300	3,601
Renaissance Learning, Inc.	9,888	89,783
*RF Micro Devices, Inc.	95,847	381,471
*RF Monolithics, Inc.	2,900	1,972
Richardson Electronics, Ltd.	4,326	24,442
*RightNow Technologies, Inc.	6,211	94,780
*Rimage Corp.	4,568	84,051

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Riverbed Technology, Inc.	7,806	$159,945
*Rofin-Sinar Technologies, Inc.	12,600	270,270
*Rogers Corp.	8,164	211,856
#*Rovi Corp.	44,318	1,220,961
#*Rubicon Technology, Inc.	6,467	97,781
*Rudolph Technologies, Inc.	11,881	75,326
*S1 Corp.	34,738	208,428
*Saba Software, Inc.	8,604	36,911
*SAIC, Inc.	4,320	76,507
*Salary.com, Inc.	1,400	3,864
#*Salesforce.com, Inc.	14,200	805,850
*Sandisk Corp.	70,930	1,452,646
*Sanmina-SCI Corp.	9,983	64,091
*Sapient Corp.	46,768	380,692
*SAVVIS, Inc.	18,634	275,597
*ScanSource, Inc.	11,659	296,022
*Scientific Learning Corp.	3,436	17,352
*SCM Microsystems, Inc.	3,023	7,618
*SeaChange International, Inc.	16,408	111,082
#*Seagate Technology LLC	56,504	788,231
*Semitool, Inc.	13,255	93,580
*Semtech Corp.	22,518	348,353
Servidyne, Inc.	115	241
*ShoreTel, Inc.	17,116	112,452
#*Sigma Designs, Inc.	11,348	136,289
*Silicon Graphics International Corp.	12,100	72,116
*Silicon Image, Inc.	32,081	67,691
*Silicon Laboratories, Inc.	15,800	662,020
*Silicon Storage Technology, Inc.	35,050	71,152
*Skyworks Solutions, Inc.	81,501	850,055
*Smart Modular Technologies (WWH), Inc.	26,185	106,311
*Smith Micro Software, Inc.	13,700	124,396
Solera Holdings, Inc.	24,531	790,389
*Sonic Solutions, Inc.	17,769	86,357
*SonicWALL, Inc.	27,660	219,620
*Sonus Networks, Inc.	80,798	155,132
*Soundbite Communications, Inc.	300	900
*Sourcefire, Inc.	8,200	166,460
*SourceForge, Inc.	4,939	5,729
*Spark Networks, Inc.	5,400	14,634
*Spectrum Control, Inc.	4,334	36,622
*SRA International, Inc.	19,195	360,098
*SRS Labs, Inc.	4,682	30,386
*Standard Microsystems Corp.	11,204	215,789
*Starent Networks Corp.	10,000	337,400
*StarTek, Inc.	5,510	31,958
#*STEC, Inc.	18,157	387,107
#*Stratasys, Inc.	9,500	149,910
*SuccessFactors, Inc.	20,800	318,032
*Sun Microsystems, Inc.	73,962	605,009
*Super Micro Computer, Inc.	13,603	109,640
*Supertex, Inc.	4,853	117,685
*Support.com, Inc.	16,845	40,428
*Switch & Data Facilities Co., Inc.	11,430	191,224
#*Sybase, Inc.	25,070	991,769
*Sycamore Networks, Inc.	156,305	445,469
*Symantec Corp.	100,100	1,759,758
*Symmetricom, Inc.	18,124	86,814
*Symyx Technologies, Inc.	13,600	79,832
#*Synaptics, Inc.	6,100	137,250
*Synchronoss Technologies, Inc.	11,235	128,191

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SYNNEX Corp.	17,300	$445,129
*Synopsys, Inc.	45,290	996,380
Syntel, Inc.	8,174	292,874
#*Take-Two Interactive Software, Inc.	35,091	384,948
*Taleo Corp. Class A	11,400	247,836
*Tech Data Corp.	26,869	1,032,576
Technitrol, Inc.	13,268	103,358
*TechTarget, Inc.	4,377	27,575
*TechTeam Global, Inc.	2,666	20,875
*Techwell, Inc.	5,500	57,090
#*Tekelec	23,028	345,881
*TeleCommunication Systems, Inc.	10,600	94,764
*TeleTech Holdings, Inc.	21,580	386,066
*Tellabs, Inc.	195,482	1,176,802
*Telular Corp.	4,261	12,655
*Teradata Corp.	26,400	736,032
#*Teradyne, Inc.	66,322	555,115
#*Terremark Worldwide, Inc.	20,956	133,909
Tessco Technologies, Inc.	3,788	64,207
*Tessera Technologies, Inc.	24,273	536,676
#Texas Instruments, Inc.	155,650	3,649,992
TheStreet.com, Inc.	7,396	18,416
#*THQ, Inc.	28,000	146,440
*TIBCO Software, Inc.	72,869	637,604
*Tier Technologies, Inc. Class B	8,000	65,440
*TiVo, Inc.	18,463	200,877
#*TNS, Inc.	4,690	132,539
*Tollgrade Communications, Inc.	2,700	16,065
Total System Services, Inc.	30,979	494,735
*Track Data Corp.	300	1,203
*Transact Technologies, Inc.	1,100	6,237
*Transwitch Corp.	1,054	477
*Travelzoo, Inc.	2,648	36,595
*Trident Microsystems, Inc.	17,800	33,464
#*Trimble Navigation, Ltd.	37,600	788,472
*Trio-Tech International	255	650
*Triquint Semiconductor, Inc.	60,149	324,203
*TSR, Inc.	421	901
*TTM Technologies, Inc.	18,478	187,921
Tyco Electronics, Ltd.	76,072	1,616,530
#*Tyler Technologies, Inc.	17,136	325,927
#*Ultimate Software Group, Inc.	3,794	96,785
*Ultra Clean Holdings, Inc.	6,900	38,019
*Ultratech, Inc.	8,832	114,109
*Unica Corp.	6,018	41,885
#*Unisys Corp.	14,169	412,885
United Online, Inc.	40,678	325,424
#*Universal Display Corp.	6,686	75,953
*UTStarcom, Inc.	42,843	77,546
*ValueClick, Inc.	29,708	292,327
#*Varian Semiconductor Equipment Associates, Inc.	23,865	677,527
#*Veeco Instruments, Inc.	10,887	265,098
*VeriFone Holdings, Inc.	13,005	172,966
#*VeriSign, Inc.	30,200	688,862
#*Vertro, Inc.	2,500	900
*Viasat, Inc.	13,411	390,931
*Vicon Industries, Inc.	600	4,050
*Video Display Corp.	2,312	11,294
*Virage Logic Corp.	7,353	43,383
#*VirnetX Holding Corp.	8,686	18,762
*Virtusa Corp.	10,100	90,698

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Visa, Inc.	36,273	$2,748,042
*Vishay Intertechnology, Inc.	139,910	871,639
#*VMware, Inc. Class A	10,500	403,515
*Vocus, Inc.	3,600	65,160
*Volterra Semiconductor Corp.	7,600	105,260
#*Wave Systems Corp. Class A	1,900	1,919
Wayside Technology Group, Inc.	1,500	11,475
*Web.com Group, Inc.	11,031	77,658
#*WebMD Health Corp.	21,241	723,468
*Websense, Inc.	12,810	205,729
*Western Digital Corp.	45,893	1,545,676
Western Union Co.	77,489	1,407,975
*Wireless Ronin Technologies, Inc.	3,323	10,899
*Wireless Telecom Group, Inc.	3,316	2,222
*WPCS International, Inc.	2,200	6,644
*Wright Express Corp.	13,200	368,412
#Xerox Corp.	224,964	1,691,729
#Xilinx, Inc.	34,400	748,200
*X-Rite, Inc.	8,415	16,830
*Yahoo!, Inc.	143,866	2,287,469
*Zebra Technologies Corp. Class A	19,300	482,500
*ZiLOG, Inc.	3,100	8,370
*Zix Corp.	10,283	18,818
*Zoran Corp.	27,120	240,554
*Zygo Corp.	6,750	46,642

Total Information Technology		342,676,168

Materials — (4.3%)
A. Schulman, Inc.	11,390	197,844
A.M. Castle & Co.	8,600	96,922
*AEP Industries, Inc.	2,600	90,688
Air Products & Chemicals, Inc.	23,065	1,779,003
Airgas, Inc.	26,700	1,184,412
AK Steel Holding Corp.	42,270	670,825
#Albemarle Corp.	28,547	901,514
#Alcoa, Inc.	159,704	1,983,524
Allegheny Technologies, Inc.	27,906	861,179
#AMCOL International Corp.	11,180	291,127
*American Pacific Corp.	2,200	15,576
American Vanguard Corp.	10,088	83,730
AptarGroup, Inc.	22,248	785,577
*Arabian American Development Co.	4,616	11,909
Arch Chemicals, Inc.	10,500	290,745
Ashland, Inc.	30,759	1,062,416
*Balchem Corp.	5,985	165,126
#Ball Corp.	16,600	818,878
Bemis Co., Inc.	41,300	1,066,779
*Boise, Inc.	31,500	150,570
*Brush Engineered Materials, Inc.	9,400	173,430
*Buckeye Technologies, Inc.	16,200	145,152
*BWAY Holding Co.	8,960	159,219
Cabot Corp.	35,632	781,410
*Calgon Carbon Corp.	14,600	231,264
Carpenter Technology Corp.	19,850	417,446
Celanese Corp. Class A	22,100	606,645
*Century Aluminum Co.	29,853	258,826
CF Industries Holdings, Inc.	9,000	749,250
*Chemtura Corp.	30,600	29,376
*Clearwater Paper Corp.	4,900	221,823
Cliffs Natural Resources, Inc.	24,858	884,199
*Coeur d’Alene Mines Corp.	33,100	664,648

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Commercial Metals Co.	57,299	$850,317
Compass Minerals International, Inc.	7,752	483,105
*Continental Materials Corp.	100	1,100
*Core Molding Technologies, Inc.	1,400	3,934
*Crown Holdings, Inc.	25,100	668,915
Cytec Industries, Inc.	20,110	667,049
Deltic Timber Corp.	4,496	191,080
#*Domtar Corp.	6,500	272,285
Dow Chemical Co.	174,938	4,107,544
du Pont (E.I.) de Nemours & Co.	94,307	3,000,849
Eagle Materials, Inc.	16,811	417,753
Eastman Chemical Co.	22,900	1,202,479
#Ecolab, Inc.	26,248	1,153,862
*Ferro Corp.	19,816	121,472
*Flotek Industries, Inc.	7,447	11,990
FMC Corp.	11,200	572,320
Freeport-McMoRan Copper & Gold, Inc. Class B	46,124	3,383,657
Friedman Industries, Inc.	5,521	31,856
*General Moly, Inc.	20,000	44,000
#*Georgia Gulf Corp.	231	3,319
*Graphic Packaging Holding Co.	30,467	69,769
Greif, Inc. Class A	11,500	615,480
Greif, Inc. Class B	5,175	249,435
H.B. Fuller Co.	23,912	456,958
Hawkins, Inc.	3,310	69,576
*Haynes International, Inc.	5,070	143,582
#*Headwaters, Inc.	16,100	66,332
*Hecla Mining Co.	98,448	404,621
*Horsehead Holding Corp.	14,611	139,243
Huntsman Corp.	93,540	743,643
*ICO, Inc.	10,100	38,784
Innophos Holdings, Inc.	8,773	169,758
*Innospec, Inc.	10,100	119,382
International Flavors & Fragrances, Inc.	14,700	559,923
International Paper Co.	169,564	3,782,973
#*Intrepid Potash, Inc.	17,600	453,376
Kaiser Aluminum Corp.	8,735	348,963
*KapStone Paper & Packaging Corp.	11,800	81,892
KMG Chemicals, Inc.	2,842	34,957
Koppers Holdings, Inc.	6,843	178,739
*Kronos Worldwide, Inc.	15,063	201,392
*Landec Corp.	9,418	61,594
*Louisiana-Pacific Corp.	44,900	235,725
*LSB Industries, Inc.	7,200	89,280
Lubrizol Corp.	22,014	1,465,252
Martin Marietta Materials, Inc.	5,850	487,422
*Material Sciences Corp.	3,017	6,034
MeadWestavco Corp.	61,700	1,408,611
*Mercer International, Inc.	2,000	4,280
#*Metalline Mining Co.	500	270
Minerals Technologies, Inc.	10,300	507,378
#*Mines Management, Inc.	6,645	15,682
*Mod-Pac Corp.	400	1,156
Monsanto Co.	60,701	4,077,893
Mosaic Co. (The)	52,101	2,434,680
Myers Industries, Inc.	18,786	164,753
Nalco Holding Co.	67,134	1,419,884
*Nanophase Technologies Corp.	700	672
Neenah Paper, Inc.	4,900	50,715
NewMarket Corp.	6,000	561,000
Newmont Mining Corp.	56,870	2,471,570

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
NL Industries, Inc.	17,682	$109,628
*Northern Technologies International Corp.	800	6,200
Nucor Corp.	35,410	1,411,088
Olin Corp.	35,364	540,008
Olympic Steel, Inc.	4,650	117,645
*OM Group, Inc.	12,961	350,206
*Omnova Solutions, Inc.	13,584	87,073
*Owens-Illinois, Inc.	24,800	790,624
P.H. Glatfelter Co.	19,755	208,810
Packaging Corp. of America	36,299	663,546
#*Pactiv Corp.	38,707	893,745
*Penford Corp.	5,400	31,860
*PolyOne Corp.	38,520	214,942
#PPG Industries, Inc.	33,533	1,892,267
Praxair, Inc.	34,523	2,742,507
Quaker Chemical Corp.	4,440	91,464
*Ready Mix, Inc.	300	930
Reliance Steel & Aluminum Co.	37,402	1,364,425
*Rock of Ages Corp.	500	1,780
Rock-Tenn Co. Class A	13,969	611,842
*Rockwood Holdings, Inc.	32,998	656,000
Royal Gold, Inc.	14,269	630,262
RPM International, Inc.	50,772	894,603
*RTI International Metals, Inc.	10,105	209,275
Schnitzer Steel Industries, Inc. Class A	9,581	414,282
Schweitzer-Maudoit International, Inc.	7,800	402,870
#Scotts Miracle-Gro Co. Class A (The)	15,131	614,621
Sealed Air Corp.	56,720	1,090,726
*Senomyx, Inc.	9,098	34,936
Sensient Technologies Corp.	23,000	581,670
#Sigma-Aldrich Corp.	19,620	1,018,867
Silgan Holdings, Inc.	13,990	751,962
*Solitario Exploration & Royalty Corp.	1,600	3,040
*Solutia, Inc.	47,537	522,907
Sonoco Products Co.	28,165	753,414
#Southern Copper Corp.	102,700	3,235,050
*Spartech Corp.	13,085	125,223
#Steel Dynamics, Inc.	72,292	967,990
Stepan Co.	4,184	239,492
*Stillwater Mining Co.	41,220	255,564
*Synalloy Corp.	4,755	42,985
Temple-Inland, Inc.	47,657	736,301
Terra Industries, Inc.	15,020	477,185
Texas Industries, Inc.	12,179	405,439
*Titanium Metals Corp.	94,193	810,060
*U.S. Concrete, Inc.	17,263	27,793
*U.S. Gold Corp.	43,420	117,234
*United States Lime & Minerals, Inc.	2,185	76,628
#United States Steel Corp.	33,705	1,162,485
*Universal Stainless & Alloy Products, Inc.	2,200	33,198
Valhi, Inc.	21,664	203,425
Valspar Corp.	48,283	1,224,940
#Vulcan Materials Co.	36,812	1,694,456
#Walter Energy, Inc.	17,570	1,027,845
*Wausau Paper Corp.	17,910	157,071
Westlake Chemical Corp.	34,626	841,066
Weyerhaeuser Co.	49,404	1,795,341
#Worthington Industries, Inc.	35,096	387,811
*WR Grace & Co.	29,548	646,806
Zep, Inc.	7,727	132,132

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Zoltek Cos., Inc.	14,234	$126,825

Total Materials		97,072,917

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	300	—
•#*Pelican Financial, Inc. Escrow Shares	100	—
•*Softbrands, Inc. Escrow Shares	3,200	—

Total Other		—

Telecommunication Services — (2.4%)
*AboveNet, Inc.	6,900	333,960
Alaska Communications Systems Group, Inc.	9,969	77,559
*American Tower Corp.	43,490	1,601,302
*Arbinet Corp.	7,700	16,863
AT&T, Inc.	926,606	23,785,976
Atlantic Tele-Network, Inc.	6,772	310,428
#*Cbeyond, Inc.	10,770	143,780
*Centennial Communications Corp.	38,656	327,030
CenturyTel, Inc.	41,563	1,349,135
*Cincinnati Bell, Inc.	75,100	231,308
#*Cogent Communications Group, Inc.	15,300	154,989
Consolidated Communications Holdings, Inc.	12,506	172,833
*Crown Castle International Corp.	41,815	1,263,649
D&E Communications, Inc.	5,225	58,520
#*FairPoint Communications, Inc.	16,384	1,769
#*FiberTower Corp.	4,789	3,280
Frontier Communications Corp.	57,100	409,407
*General Communications, Inc. Class A	25,410	156,272
*Global Crossing, Ltd.	19,805	225,777
HickoryTech Corp.	3,965	35,725
*iBasis, Inc.	3,249	7,310
*ICO Global Communications (Holdings), Ltd.	1,358	1,059
*IDT Corp.	66	229
*IDT Corp. Class B	3,070	12,034
#Iowa Telecommunications Services, Inc.	11,170	131,471
*iPCS, Inc.	5,890	140,594
#*Leap Wireless International, Inc.	32,055	423,767
*Level 3 Communications, Inc.	82,035	96,801
*Neutral Tandem, Inc.	5,032	106,125
*NII Holdings, Inc.	54,761	1,474,714
NTELOS Holdings Corp.	3,745	56,550
*PAETEC Holding Corp.	40,287	130,530
*Premiere Global Services, Inc.	23,199	173,297
#Qwest Communications International, Inc.	276,300	991,917
#*SBA Communications Corp.	19,590	552,634
*Shenandoah Telecommunications Co.	6,506	108,585
*Sprint Nextel Corp.	431,536	1,277,347
*SureWest Communications.	5,354	47,222
*Syniverse Holdings, Inc.	20,300	347,739
Telephone & Data Systems, Inc.	21,063	623,886
Telephone & Data Systems, Inc. Special Shares	17,969	495,944
#*Terrestar Corp.	2,200	2,816
*tw telecom, inc.	50,337	634,246
*United States Cellular Corp.	20,743	759,401
*USA Mobility, Inc.	9,623	104,891
Verizon Communications, Inc.	446,911	13,224,096
*Virgin Mobile USA, Inc.	27,582	110,328
Warwick Valley Telephone Co.	1,392	17,024
Windstream Corp.	68,049	655,992

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Xeta Corp.	833	$2,062

Total Telecommunication Services		53,370,173

Utilities — (3.3%)
*AES Corp.	261,094	3,412,499
AGL Resources, Inc.	27,403	958,009
Allegheny Energy, Inc.	26,879	613,379
ALLETE, Inc.	12,140	410,939
Alliant Energy Corp.	15,770	418,851
#Ameren Corp.	31,661	770,629
American Electric Power Co., Inc.	43,893	1,326,446
American States Water Co.	5,900	195,585
#Aqua America, Inc.	27,467	424,365
Artesian Resources Corp.	1,570	25,450
Atmos Energy Corp.	35,420	986,447
Avista Corp.	20,948	397,174
Black Hills Corp.	14,639	356,752
*Cadiz, Inc.	2,217	23,700
California Water Service Group	13,094	478,848
*Calpine Corp.	132,204	1,485,973
CenterPoint Energy, Inc.	52,716	664,222
Central Vermont Public Service Corp.	7,410	143,680
CH Energy Group, Inc.	10,263	424,991
Chesapeake Utilities Corp.	2,974	94,200
#Cleco Corp.	23,201	574,225
#CMS Energy Corp.	69,200	920,360
Connecticut Water Services, Inc.	4,541	101,264
#Consolidated Edison, Inc.	30,736	1,250,340
Constellation Energy Group, Inc.	30,001	927,631
Delta Natural Gas Co., Inc.	1,429	39,126
Dominion Resources, Inc.	67,414	2,298,143
DPL, Inc.	28,200	714,588
#DTE Energy Co.	25,059	926,682
Duke Energy Corp.	144,228	2,281,687
#*Dynegy, Inc.	136,005	272,010
Edison International, Inc.	36,491	1,161,144
*El Paso Electric Co.	15,000	281,250
Empire District Electric Co.	12,615	227,827
Energen Corp.	10,900	478,292
Energy, Inc.	974	8,649
Entergy Corp.	21,787	1,671,499
EQT Corp.	20,220	846,409
Exelon Corp.	75,980	3,568,021
FirstEnergy Corp.	33,351	1,443,431
FPL Group, Inc.	49,840	2,447,144
Great Plains Energy, Inc.	47,646	824,276
#Hawaiian Electric Industries, Inc.	35,600	635,460
IDACORP, Inc.	18,900	530,901
#Integrys Energy Group, Inc.	27,387	947,590
ITC Holdings Corp.	19,090	847,978
Laclede Group, Inc.	8,436	259,070
Maine & Maritimes Corp.	826	29,942
MDU Resources Group, Inc.	28,265	586,499
MGE Energy, Inc.	8,052	281,981
Middlesex Water Co.	6,412	98,681
*Mirant Corp.	75,500	1,055,490
National Fuel Gas Co.	12,300	557,682
#New Jersey Resources Corp.	14,943	525,994
#Nicor, Inc.	17,400	645,192
NiSource, Inc.	42,400	547,808
Northeast Utilities, Inc.	25,700	592,385

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Northwest Natural Gas Co.	8,985	$375,663
NorthWestern Corp.	12,775	308,516
*NRG Energy, Inc.	79,355	1,824,371
NSTAR	25,400	786,130
NV Energy, Inc.	87,200	999,312
OGE Energy Corp.	14,773	490,759
Oneok, Inc.	16,055	581,352
#Ormat Technologies, Inc.	16,800	635,040
#Pennichuck Corp.	1,654	37,496
Pepco Holdings, Inc.	31,820	475,073
PG&E Corp.	43,600	1,782,804
Piedmont Natural Gas Co.	21,200	493,536
Pinnacle West Capital Corp.	25,155	787,855
PNM Resources, Inc.	30,100	322,672
Portland General Electric Co.	28,500	529,815
PPL Corp.	41,440	1,219,994
Progress Energy, Inc.	33,673	1,263,748
*Public Service Enterprise Group, Inc.	78,144	2,328,691
Questar Corp.	62,060	2,472,470
RGC Resources, Inc.	400	11,280
*RRI Energy, Inc.	139,660	736,008
SCANA Corp.	18,647	631,014
Sempra Energy	28,150	1,448,318
SJW Corp.	7,800	169,806
South Jersey Industries, Inc.	10,419	367,687
Southern Co.	94,796	2,956,687
Southwest Gas Corp.	17,710	442,573
Southwest Water Co.	6,920	38,544
#TECO Energy, Inc.	63,684	913,229
UGI Corp.	29,500	704,460
UIL Holdings Corp.	10,033	257,647
Unisource Energy Corp.	13,636	393,808
Unitil Corp.	4,059	83,981
Vectren Corp.	31,227	703,857
Westar Energy, Inc.	41,600	796,640
WGL Holdings, Inc.	18,613	615,346
Wisconsin Energy Corp.	17,206	751,386
#Xcel Energy, Inc.	58,511	1,102,347
York Water Co.	3,611	50,518

Total Utilities		75,909,223

TOTAL COMMON STOCKS		1,978,653,318

RIGHTS/WARRANTS — (0.0%)
•*Avalon Contingent Value Rights	1,800	267
*Caliper Life Sciences, Inc. Warrants 08/10/11	157	24
•*DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
•*Enterprise Bancorp, Inc. Rights 11/19/09	2,503	—
*Valley National Bancorp Warrants 06/30/15	138	310
•*Waccamaw Bankshares, Inc. Rights 11/20/09	12	—

TOTAL RIGHTS/WARRANTS		601

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	7,604,090	7,604,090

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (12.1%)
§@DFA Short Term Investment Fund LP	270,634,566	270,634,566

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $2,521,878 FHLMC 5.793%(r), 01/01/37, valued at $1,416,688) to be repurchased at $1,375,434	$1,375	$1,375,425

TOTAL SECURITIES LENDING COLLATERAL		272,009,991

TOTAL INVESTMENTS — (100.0%) (Cost $2,487,093,788)		$2,258,268,000

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (87.6%)
Consumer Discretionary — (12.7%)
*1-800-FLOWERS.COM, Inc.	29,277	$112,424
*4Kids Entertainment, Inc.	10,200	18,360
*99 Cents Only Stores	87,518	995,080
#Aaron’s, Inc.	49,545	1,241,102
Aaron’s, Inc. Class A	3,744	72,896
#Abercrombie & Fitch Co.	65,385	2,145,936
*AC Moore Arts & Crafts, Inc.	23,057	110,212
*Acme Communications, Inc.	9,330	3,266
Acme United Corp.	2,302	19,337
Advance Auto Parts, Inc.	53,000	1,974,780
#*Aeropostale, Inc.	22,229	834,254
*AFC Enterprises, Inc.	20,983	168,494
*AH Belo Corp.	20,454	83,861
*Aldila, Inc.	5,648	16,718
*Alloy, Inc.	15,594	102,609
*Amazon.com, Inc.	35,879	4,262,784
Ambassadors Group, Inc.	21,969	279,226
Amcon Distributing Co.	300	18,900
*American Apparel, Inc.	54,269	166,606
#*American Axle & Manufacturing Holdings, Inc.	49,000	293,510
*American Biltrite, Inc.	1,008	1,613
American Eagle Outfitters, Inc.	230,350	4,028,822
American Greetings Corp. Class A	29,700	604,098
*American Public Education, Inc.	2,100	66,990
*America’s Car-Mart, Inc.	13,590	281,721
*Amerigon, Inc.	26,400	169,752
Ameristar Casinos, Inc.	66,394	977,320
*AnnTaylor Stores Corp.	69,190	897,394
#*Apollo Group, Inc. Class A	15,844	904,692
#Arbitron, Inc.	18,047	391,259
#*Arctic Cat, Inc.	11,860	70,448
Ark Restaurants Corp.	2,168	27,057
#*ArvinMeritor, Inc.	119,500	933,295
*Asbury Automotive Group, Inc.	36,773	358,169
*Ascent Media Corp.	8,114	186,370
*Atrinsic, Inc.	5,330	5,277
*Audiovox Corp. Class A	15,404	99,510
#*AutoNation, Inc.	223,608	3,855,002
*Autozone, Inc.	7,628	1,032,145
*Bakers Footwear Group, Inc.	2,149	1,870
*Ballantyne Strong, Inc.	8,488	28,859
*Bally Technologies, Inc.	18,000	709,020
#Barnes & Noble, Inc.	66,277	1,100,861
*Bassett Furniture Industries, Inc.	8,195	31,633
*Beasley Broadcast Group, Inc.	5,114	17,439
*Beazer Homes USA, Inc.	20,600	90,434
bebe stores, inc.	94,494	591,532
*Bed Bath & Beyond, Inc.	90,200	3,175,942
Belo Corp.	176,729	830,626
*Benihana, Inc.	3,594	22,067
*Benihana, Inc. Class A	5,026	24,326
#Best Buy Co., Inc.	38,793	1,481,117
Big 5 Sporting Goods Corp.	24,521	361,685
*Big Lots, Inc.	73,748	1,847,387
#*BJ’s Restaurants, Inc.	33,901	541,060
Black & Decker Corp.	40,740	1,923,743
#*Blockbuster, Inc. Class A	103,622	86,006
*Blockbuster, Inc. Class B	53,203	24,473

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Blue Nile, Inc.	5,655	$339,583
*Bluegreen Corp.	30,325	87,033
Blyth, Inc.	9,800	347,214
Bob Evans Farms, Inc.	34,620	909,467
*Bon-Ton Stores, Inc. (The)	19,000	175,750
Books-A-Million, Inc.	17,630	152,676
*Borders Group, Inc.	65,835	127,720
#BorgWarner, Inc.	60,800	1,843,456
Bowl America, Inc. Class A	3,649	45,430
*Boyd Gaming Corp.	100,200	737,472
Brinker International, Inc.	66,050	834,872
*Brink’s Home Security Holdings, Inc.	40,800	1,263,984
#*Brookfield Homes Corp.	29,364	165,319
Brown Shoe Co., Inc.	49,533	513,657
*Brunswick Corp.	175,368	1,662,489
#Buckle, Inc.	31,575	947,566
#*Buffalo Wild Wings, Inc.	16,532	677,977
*Build-A-Bear-Workshop, Inc.	20,000	103,600
#*Cabela’s, Inc.	76,372	959,996
Cablevision Systems Corp.	48,327	1,109,588
*Cache, Inc.	12,100	58,201
#*California Coastal Communities, Inc.	6,342	5,327
#*California Pizza Kitchen, Inc.	26,183	340,117
#Callaway Golf Co.	85,328	583,644
*Canterbury Park Holding Corp.	2,074	14,539
#*Capella Education Co.	8,272	569,941
#*Career Education Corp.	84,337	1,757,583
*Caribou Coffee Co., Inc.	22,590	185,012
#*CarMax, Inc.	258,382	5,082,374
*Carmike Cinemas, Inc.	8,500	83,555
Carnival Corp.	256,500	7,469,280
*Carriage Services, Inc.	12,214	46,413
*Carrols Restaurant Group, Inc.	21,500	139,535
*Carter’s, Inc.	44,641	1,053,528
*Casual Male Retail Group, Inc.	34,492	86,575
Cato Corp. Class A	31,592	622,678
*Cavco Industries, Inc.	7,849	238,610
CBS Corp.	11,975	141,305
CBS Corp. Class B	350,291	4,122,925
*CEC Entertainment, Inc.	20,608	601,960
#*Champion Enterprises, Inc.	59,680	14,323
*Charles & Colvard, Ltd.	4,375	2,319
*Charming Shoppes, Inc.	135,837	615,342
#*Cheesecake Factory, Inc.	70,438	1,280,563
Cherokee, Inc.	8,005	151,535
*Chico’s FAS, Inc.	140,754	1,682,010
#*Children’s Place Retail Stores, Inc. (The)	32,380	1,018,351
#*Chipotle Mexican Grill, Inc.	7,426	605,145
*Chipotle Mexican Grill, Inc. Class B	9,400	751,154
#Choice Hotels International, Inc.	27,710	826,312
Christopher & Banks Corp.	42,516	258,922
*Chromcraft Revington, Inc.	2,958	4,112
*Churchill Downs, Inc.	16,251	509,956
Cinemark Holdings, Inc.	118,941	1,378,526
*Citi Trends, Inc.	15,853	417,410
CKE Restaurants, Inc.	53,991	472,421
*CKX, Inc.	48,561	310,790
*Clear Channel Outdoor Holdings, Inc.	33,320	227,242
Coach, Inc.	28,257	931,633
*Coachmen Industries, Inc.	800	928
*Coast Distribution System, Inc.	1,760	5,368

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Cobra Electronics Corp.	3,055	$3,880
#*Coinstar, Inc.	30,558	969,911
*Coldwater Creek, Inc.	98,512	566,444
*Collective Brands, Inc.	71,997	1,335,544
*Collectors Universe, Inc.	5,339	39,936
Columbia Sportswear Co.	45,600	1,735,080
Comcast Corp. Class A	803,975	11,657,638
Comcast Corp. Special Class A	327,406	4,590,232
*Concord Camera Corp.	2,339	7,953
#*Conn’s, Inc.	24,249	153,011
Cooper Tire & Rubber Co.	64,160	979,082
*Core-Mark Holding Co., Inc.	15,499	424,208
#*Corinthian Colleges, Inc.	63,899	1,013,438
#*Cosi, Inc.	800	680
*Cost Plus, Inc.	200	438
CPI Corp.	2,685	30,502
Cracker Barrel Old Country Store, Inc.	11,832	392,231
*Craftmade International, Inc.	2,176	5,745
*CROCS, Inc.	100,500	611,040
#*Crown Media Holdings, Inc.	55,331	85,210
CSS Industries, Inc.	8,300	168,490
*CTM Media Holdings, Inc. Class A	44	25
*CTM Media Holdings, Inc. Class B	3,817	2,863
*Culp, Inc.	11,700	67,509
*Cumulus Media, Inc.	8,222	17,348
*Cybex International, Inc.	9,222	12,634
*Cycle Country Accessories Corp.	554	227
#D.R. Horton, Inc.	267,875	2,935,910
*Dana Holding Corp.	98,400	556,944
Darden Restaurants, Inc.	68,700	2,082,297
#*Deckers Outdoor Corp.	13,800	1,237,446
*Decorator Industries, Inc.	452	380
*dELiA*s, Inc.	22,431	47,554
*Delta Apparel, Inc.	16,268	143,809
*Design Within Reach, Inc.	10,149	2,842
*Destination Maternity Corp.	6,547	131,267
DeVry, Inc.	25,900	1,432,011
#*Dick’s Sporting Goods, Inc.	89,606	2,033,160
Dillard’s, Inc.	82,144	1,118,801
*DineEquity, Inc.	20,208	427,601
#*DIRECTV Group, Inc. (The)	111,600	2,935,080
*Discovery Communications, Inc. (25470F104)	121,859	3,351,123
*Discovery Communications, Inc. (25470F203)	2,197	60,275
*Discovery Communications, Inc. (25470F302)	99,306	2,385,330
*DISH Network Corp.	41,038	714,061
Disney (Walt) Co.	762,512	20,869,953
*Dixie Group, Inc.	4,224	12,250
*Dolan Media Co.	34,505	411,990
#*Dollar Tree, Inc.	34,500	1,556,985
*Domino’s Pizza, Inc.	44,500	326,630
*Dorman Products, Inc.	19,104	279,300
#Dover Downs Gaming & Entertainment, Inc.	17,200	81,700
Dover Motorsports, Inc.	9,256	12,866
*DreamWorks Animation SKG, Inc.	13,200	422,400
#*Dress Barn, Inc. (The)	66,889	1,207,346
*Drew Industries, Inc.	25,652	490,979
*Drugstore.com, Inc.	89,683	248,422
#*DRYCLEAN USA, Inc.	100	105
#*DSW, Inc.	17,878	343,258
*Duckwall-ALCO Stores, Inc.	100	1,730
#Eastman Kodak Co.	373,886	1,402,073

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*EDCI Holdings, Inc.	3,419	$19,864
Educational Development Corp.	2,662	13,976
*Einstein Noah Restaurant Group, Inc.	13,794	179,598
*EMAK Worldwide, Inc.	1,200	1,560
*Emerson Radio Corp.	15,028	20,138
*Emmis Communications Corp. Class A	21,152	21,787
*Empire Resorts, Inc.	22,013	59,435
*Enova Systems, Inc.	6,780	8,678
*Entercom Communications Corp.	31,572	223,530
*Entravision Communications Corp.	47,872	100,531
*Escalade, Inc.	5,107	12,308
Ethan Allen Interiors, Inc.	34,667	431,951
*EW Scripps Co.	37,818	240,522
*Exide Technologies	84,667	518,162
*Expedia, Inc.	106,061	2,404,403
Family Dollar Stores, Inc.	73,500	2,080,050
*Famous Dave’s of America, Inc.	9,044	55,530
*Federal Mogul Corp.	53,042	591,418
*FGX International Holdings, Ltd.	1,000	13,190
Finish Line, Inc. Class A	58,973	597,986
*Fisher Communications, Inc.	9,260	180,477
*Flanigan’s Enterprises, Inc.	1,000	5,700
Flexsteel Industries, Inc.	4,038	32,587
Foot Locker, Inc.	201,200	2,108,576
*Ford Motor Co.	560,593	3,924,151
Fortune Brands, Inc.	114,609	4,464,021
FortuNet, Inc.	1,445	1,965
*Fossil, Inc.	78,094	2,087,453
*Franklin Electronic Publishers, Inc.	1,643	4,042
*Frederick’s of Hollywood Group, Inc.	4,166	4,916
Fred’s, Inc.	50,098	593,160
Frisch’s Restaurants, Inc.	7,545	176,930
*Fuel Systems Solutions, Inc.	15,820	517,947
*Full House Resorts, Inc.	6,510	15,624
*Furniture Brands International, Inc.	54,659	232,301
*Gaiam, Inc.	12,578	82,134
#*GameStop Corp. Class A	86,800	2,108,372
*GameTech International, Inc.	7,286	9,690
*Gaming Partners International Corp.	8,266	37,280
*Gander Mountain Co.	23,614	117,834
Gannett Co., Inc.	268,667	2,638,310
Gap, Inc.	146,656	3,129,639
#*Garmin, Ltd.	35,072	1,061,279
#*Gaylord Entertainment Co.	50,073	752,597
*Genesco, Inc.	22,775	593,744
Gentex Corp.	93,765	1,501,178
#Genuine Parts Co.	72,019	2,519,945
*G-III Apparel Group, Ltd.	19,753	316,246
*Global Traffic Network, Inc.	1,607	6,974
*Golfsmith International Holdings, Inc.	3,282	5,809
*Goodyear Tire & Rubber Co.	96,200	1,239,056
*Gray Television, Inc.	39,495	69,116
*Gray Television, Inc. Class A	3,160	5,720
*Great Wolf Resorts, Inc.	28,600	95,524
*Group 1 Automotive, Inc.	28,210	717,098
#Guess?, Inc.	16,174	591,160
*Gymboree Corp.	29,530	1,257,092
H&R Block, Inc.	31,000	568,540
*Hallwood Group, Inc.	797	21,200
*Hampshire Group, Ltd.	1,000	3,000
*Hanesbrands, Inc.	31,537	681,830

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Harley-Davidson, Inc.	128,001	$3,189,785
*Harman International Industries, Inc.	58,800	2,211,468
*Harris Interactive, Inc.	17,312	16,273
#Harte-Hanks, Inc.	74,484	874,442
Hasbro, Inc.	95,478	2,603,685
*Hastings Entertainment, Inc.	2,673	11,467
#*Haverty Furniture Cos., Inc.	19,126	231,616
*Haverty Furniture Cos., Inc. Class A	1,715	21,043
*Hawk Corp.	10,699	148,930
*Heelys, Inc.	6,558	14,559
*Helen of Troy, Ltd.	35,093	801,524
*hhgregg, Inc.	7,395	121,944
#*Hibbett Sporting Goods, Inc.	25,370	475,434
Hillenbrand, Inc.	35,800	715,284
*Hollywood Media Corp.	18,149	27,224
#Home Depot, Inc.	253,499	6,360,290
Hooker Furniture Corp.	11,857	151,888
*Hot Topic, Inc.	53,105	408,908
#*Hovnanian Enterprises, Inc.	55,200	215,832
*HSN, Inc.	62,267	930,269
*Iconix Brand Group, Inc.	83,012	967,920
#*Image Entertainment, Inc.	8,257	6,771
*Infosonics Corp.	4,740	4,456
Interactive Data Corp.	86,449	2,273,609
International Game Technology	56,806	1,013,419
International Speedway Corp.	36,869	940,528
#*Interpublic Group of Cos., Inc.	577,869	3,478,771
*Interstate Hotels & Resorts, Inc.	25,000	28,750
*Interval Leisure Group, Inc.	54,340	606,434
*iRobot Corp.	30,761	411,275
*Isle of Capri Casinos, Inc.	37,578	291,230
*ITT Educational Services, Inc.	5,900	533,065
*J. Alexander’s Corp.	13,496	57,223
#*J. Crew Group, Inc.	20,692	843,820
#J.C. Penney Co., Inc.	187,900	6,225,127
*Jack in the Box, Inc.	45,637	856,150
*Jackson Hewitt Tax Service, Inc.	34,430	169,051
*Jaclyn, Inc.	698	4,101
*JAKKS Pacific, Inc.	21,558	306,770
Jarden Corp.	102,085	2,796,108
*Jennifer Convertibles, Inc.	1,300	1,690
*Jo-Ann Stores, Inc.	30,064	800,304
Johnson Controls, Inc.	213,952	5,117,732
*Johnson Outdoors, Inc.	5,589	48,904
Jones Apparel Group, Inc.	101,148	1,809,538
*Jos. A. Bank Clothiers, Inc.	20,985	859,965
*Journal Communications, Inc.	46,628	165,996
*K12, Inc.	21,225	340,449
#KB Home	120,600	1,710,108
*Kenneth Cole Productions, Inc. Class A	11,700	111,267
*Kid Brands, Inc.	45,375	225,514
*Kirkland’s, Inc.	7,500	94,350
*Knology, Inc.	30,225	303,761
*Kohl’s Corp.	93,225	5,334,334
*Kona Grill, Inc.	7,560	22,604
Koss Corp.	930	10,937
*Krispy Kreme Doughnuts, Inc.	78,900	267,471
KSW, Inc.	3,630	12,487
*K-Swiss, Inc. Class A	35,759	291,793
Lacrosse Footwear, Inc.	6,213	72,941
*Lakeland Industries, Inc.	4,275	31,464

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lakes Entertainment, Inc.	7,785	$19,151
#*Lamar Advertising Co.	72,443	1,760,365
*Landry’s Restaurants, Inc.	1,100	11,990
#*Las Vegas Sands Corp.	272,267	4,108,509
•*Lazare Kaplan International, Inc.	3,667	9,168
*La-Z-Boy, Inc.	58,164	412,964
*Leapfrog Enterprises, Inc.	42,900	141,570
*Lear Corp.	14,093	4,369
*Learning Tree International, Inc.	16,482	179,324
*Lee Enterprises, Inc.	19,853	60,552
#Leggett & Platt, Inc.	160,989	3,111,917
#Lennar Corp. Class A	172,084	2,168,258
Lennar Corp. Class B	17,654	170,714
*Libbey, Inc.	10,000	53,500
*Liberty Global, Inc. Class A	77,961	1,600,539
#*Liberty Global, Inc. Series C	72,875	1,499,768
*Liberty Media Corp. Capital Class A	119,104	2,464,262
*Liberty Media Corp. Capital Class B	1,494	30,986
*Liberty Media Corp. Entertainment Class A	324,533	10,002,107
*Liberty Media Corp. Entertainment Class B	3,676	117,117
*Liberty Media Corp. Interactive Class A	430,885	4,886,236
*Liberty Media Corp. Interactive Class B	8,374	94,710
#*Life Time Fitness, Inc.	44,514	959,277
*Lifetime Brands, Inc.	11,743	71,280
Limited Brands, Inc.	159,702	2,810,755
*LIN TV Corp.	24,500	96,040
*Lincoln Educational Services Corp.	24,229	480,219
*Lithia Motors, Inc.	19,853	165,574
#*Live Nation, Inc.	96,937	645,600
#*Liz Claiborne, Inc.	98,076	562,956
#*LKQ Corp.	188,176	3,249,800
*LodgeNet Interactive Corp.	18,107	87,819
*Lodgian, Inc.	22,139	38,965
Lowe’s Cos., Inc.	577,087	11,293,593
*Luby’s, Inc.	30,352	108,357
*Lumber Liquidators, Inc.	10,000	212,500
#*M/I Homes, Inc.	30,680	342,696
*Mac-Gray Corp.	14,051	114,235
Macy’s, Inc.	359,456	6,315,642
*Maidenform Brands, Inc.	27,004	380,216
Marcus Corp.	24,326	284,614
*Marine Products Corp.	41,509	201,319
*MarineMax, Inc.	24,864	169,324
#Marriott International, Inc. Class A	43,425	1,088,230
#*Martha Stewart Living Omnimedia, Inc.	34,510	178,762
*Marvel Entertainment, Inc.	12,600	629,622
#Mattel, Inc.	155,920	2,951,566
#Matthews International Corp. Class A	25,602	940,361
*MAXXAM, Inc.	1,733	17,070
#*McClatchy Co. (The)	40,184	113,319
*McCormick & Schmick’s Seafood Restaurants, Inc.	13,640	82,113
McDonald’s Corp.	92,088	5,397,278
McGraw-Hill Cos., Inc.	27,929	803,797
MDC Holdings, Inc.	56,500	1,843,030
*Meade Instruments Corp.	55	152
*Media General, Inc.	25,531	211,652
*Mediacom Communications Corp.	33,732	161,239
Men’s Wearhouse, Inc. (The)	59,498	1,378,569
Meredith Corp.	40,440	1,094,306
*Meritage Homes Corp.	35,989	656,439
*Meritage Hospitality Group, Inc.	299	429

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*MGM Mirage	336,769	$3,121,849
*Midas, Inc.	6,973	56,202
*Modine Manufacturing Co.	42,800	440,840
#*Mohawk Industries, Inc.	62,209	2,664,411
*Monarch Casino & Resort, Inc.	18,647	129,410
Monro Muffler Brake, Inc.	30,751	952,973
*Morgans Hotel Group Co.	30,262	100,470
#*Morningstar, Inc.	15,705	801,269
*Morton’s Restaurant Group, Inc.	16,614	62,136
*Motorcar Parts of America, Inc.	1,800	9,540
*Movado Group, Inc.	23,081	241,889
*MTR Gaming Group, Inc.	26,820	58,199
*Multimedia Games, Inc.	25,419	124,807
*Nathan’s Famous, Inc.	7,105	103,022
National CineMedia, Inc.	35,315	565,040
National Presto Industries, Inc.	8,015	696,744
*Nautilus, Inc.	30,500	54,595
*Navarre Corp.	17,600	40,656
#*Netflix, Inc.	20,041	1,071,191
*Nevada Gold & Casinos, Inc.	1,700	1,649
*New Frontier Media, Inc.	17,805	34,542
*New York & Co., Inc.	67,575	297,330
*New York Times Co. Class A (The)	158,664	1,264,552
#Newell Rubbermaid, Inc.	152,172	2,208,016
News Corp. Class A	776,144	8,941,179
#News Corp. Class B	340,951	4,636,934
*NexCen Brands, Inc.	29,500	5,605
*Nexstar Broadcasting Group, Inc.	6,601	14,588
NIKE, Inc. Class B	34,300	2,132,774
*Nobel Learning Communities, Inc.	7,696	64,262
*Nobility Homes, Inc.	2,427	23,663
#Nordstrom, Inc.	35,572	1,130,478
#Nutri/System, Inc.	16,228	349,227
#*NVR, Inc.	4,754	3,148,432
*O’Charleys, Inc.	24,382	170,918
*Office Depot, Inc.	324,794	1,965,004
*OfficeMax, Inc.	71,844	821,177
#Omnicom Group, Inc.	32,130	1,101,416
*Orange 21, Inc.	574	391
*Orbitz Worldwide, Inc.	500	2,615
#*O’Reilly Automotive, Inc.	90,600	3,377,568
*Orient-Express Hotels, Ltd.	65,574	563,936
#*Orleans Homebuilders, Inc.	17,027	37,119
#*Outdoor Channel Holdings, Inc.	31,242	216,195
#*Overstock.com, Inc.	18,959	265,426
Oxford Industries, Inc.	19,200	371,520
*P & F Industries, Inc. Class A	1,381	4,074
*P.F. Chang’s China Bistro, Inc.	26,118	762,384
*Pacific Sunwear of California, Inc.	75,732	457,421
*Palm Harbor Homes, Inc.	28,562	63,122
*Panera Bread Co.	19,844	1,190,243
*Papa John’s International, Inc.	13,466	302,985
*Peet’s Coffee & Tea, Inc.	15,192	516,528
*Penn National Gaming, Inc.	94,975	2,386,722
#*Penske Automotive Group, Inc.	108,400	1,697,544
Pep Boys - Manny, Moe & Jack (The)	61,172	536,478
*Perry Ellis International, Inc.	10,129	138,463
#PetMed Express, Inc.	19,700	309,093
PetSmart, Inc.	69,796	1,642,300
Phillips-Van Heusen Corp.	61,115	2,453,767
*Phoenix Footwear Group, Inc.	4,509	1,578

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Pier 1 Imports, Inc.	85,018	$299,263
*Pinnacle Entertainment, Inc.	46,924	396,508
#*Playboy Enterprises, Inc. Class A	812	2,720
*Playboy Enterprises, Inc. Class B	30,304	93,033
*Point.360	6,026	7,231
#*PokerTek, Inc.	2,300	2,070
#Polaris Industries, Inc.	14,600	614,222
#Polo Ralph Lauren Corp.	29,400	2,187,948
*Pomeroy IT Solutions, Inc.	3,300	21,417
Pool Corp.	43,554	852,787
*Premier Exhibitions, Inc.	6,900	7,659
#*Pre-Paid Legal Services, Inc.	12,424	491,245
*Priceline.com, Inc.	8,800	1,388,552
Primedia, Inc.	29,166	73,207
*Princeton Review, Inc.	32,107	147,050
#*Pulte Homes, Inc.	450,597	4,059,879
*Q.E.P. Co., Inc.	670	4,529
#*Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	3,722
*Quiksilver, Inc.	120,000	238,800
*Radio One, Inc. Class D	37,614	66,577
*RadioShack Corp.	139,916	2,363,181
#*Raser Technologies, Inc.	25,113	29,633
*RC2 Corp.	23,549	307,550
*RCN Corp.	39,075	325,886
*Reading International, Inc. Class A	14,293	56,600
*Reading International, Inc. Class B	300	2,030
*Red Lion Hotels Corp.	17,388	82,941
#*Red Robin Gourmet Burgers, Inc.	16,690	278,890
Regal Entertainment Group	59,525	750,610
*Regent Communications, Inc.	1,660	1,029
Regis Corp.	60,544	983,235
*Rent-A-Center, Inc.	81,990	1,505,336
*Rentrak Corp.	12,744	195,875
*Retail Ventures, Inc.	53,847	345,159
*Rex Stores Corp.	19,000	234,650
RG Barry Corp.	21,060	180,274
*RHI Entertainment, Inc.	400	1,048
*Rick’s Cabaret International, Inc.	8,631	63,093
*Rockford Corp.	1,653	661
#*Rocky Brands, Inc.	3,543	29,442
#Ross Stores, Inc.	75,681	3,330,721
#*Royal Caribbean Cruises, Ltd.	168,159	3,401,857
*Rubio’s Restaurants, Inc.	7,461	54,391
*Ruby Tuesday, Inc.	74,692	497,449
*Ruth’s Hospitality Group, Inc.	26,550	82,570
#Ryland Group, Inc.	56,702	1,051,822
*Saga Communications, Inc.	3,821	48,718
*Saks, Inc.	168,746	946,665
*Salem Communications Corp.	13,225	40,601
*Sally Beauty Holdings, Inc.	86,143	581,465
Scholastic Corp.	21,700	539,679
*Scientific Games Corp.	86,224	1,213,172
Scripps Networks Interactive, Inc.	36,355	1,372,765
#*Sealy Corp.	75,900	220,110
#*Sears Holdings Corp.	103,265	7,007,563
*Select Comfort Corp.	39,200	214,424
Service Corp. International	355,943	2,445,328
#Sherwin-Williams Co.	19,100	1,089,464
*Shiloh Industries, Inc.	10,106	45,477
*Shoe Carnival, Inc.	13,901	208,654
*Shuffle Master, Inc.	61,005	476,449

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shutterfly, Inc.	29,172	$411,325
*Signet Jewelers, Ltd. ADR	57,741	1,455,651
*Silverleaf Resorts, Inc.	11,604	13,925
*Sinclair Broadcast Group, Inc. Class A	39,516	155,693
*Skechers U.S.A., Inc. Class A	38,774	846,049
Skyline Corp.	10,884	190,361
*Smith & Wesson Holding Corp.	15,200	64,904
Snap-On, Inc.	69,369	2,534,050
*Sonesta International Hotels Corp. Class A	538	6,241
*Sonic Automotive, Inc.	56,087	501,418
*Sonic Corp.	43,011	402,153
#Sotheby’s Class A	78,000	1,237,080
*Spanish Broadcasting System, Inc.	27,596	20,421
Spartan Motors, Inc.	36,165	180,463
#Speedway Motorsports, Inc.	49,442	669,445
*Sport Chalet, Inc. Class A	8,108	13,540
*Sport Chalet, Inc. Class B	525	1,785
Sport Supply Group, Inc.	13,576	140,104
Stage Stores, Inc.	40,950	483,210
*Stamps.com, Inc.	18,865	189,405
*Standard Motor Products, Inc.	22,400	187,264
*Standard Pacific Corp.	116,966	350,898
*Stanley Furniture, Inc.	10,034	78,867
Stanley Works (The)	62,100	2,808,783
#Staples, Inc.	65,822	1,428,337
*Starbucks Corp.	62,863	1,193,140
#Starwood Hotels & Resorts Worldwide, Inc.	32,700	950,262
*Steak n Shake Co. (The)	40,462	471,382
*Stein Mart, Inc.	47,460	450,870
*Steiner Leisure, Ltd.	10,348	382,462
*Steinway Musical Instruments, Inc.	8,863	103,874
*Steven Madden, Ltd.	22,882	926,721
Stewart Enterprises, Inc.	98,504	451,148
*Stoneridge, Inc.	28,109	206,601
*Strattec Security Corp.	4,792	67,088
#Strayer Education, Inc.	4,100	832,177
#Sturm Ruger & Co., Inc.	23,827	253,043
#Superior Industries International, Inc.	29,156	387,192
*Syms Corp.	4,922	34,602
#*Systemax, Inc.	41,013	552,855
*Talbots, Inc.	48,702	441,727
*Tandy Brands Accessories, Inc.	5,800	22,910
*Tandy Leather Factory, Inc.	4,833	15,901
Target Corp.	104,476	5,059,773
*Tempur-Pedic International, Inc.	37,243	721,397
*Tenneco, Inc.	36,600	498,492
#*Texas Roadhouse, Inc.	74,644	706,879
Thor Industries, Inc.	59,668	1,564,495
*Ticketmaster Entertainment, Inc.	27,760	267,884
#Tiffany & Co.	64,544	2,535,934
#*Timberland Co. Class A	52,890	855,760
Time Warner Cable, Inc.	131,195	5,174,331
Time Warner, Inc.	505,637	15,229,786
TJX Cos., Inc. (The)	32,144	1,200,578
*Toll Brothers, Inc.	137,400	2,379,768
*Town Sports International Holdings, Inc.	18,500	54,945
#*Tractor Supply Co.	30,900	1,381,230
*Trans World Entertainment Corp.	1,798	2,481
*True Religion Apparel, Inc.	19,900	512,823
*TRW Automotive Holdings Corp.	140,568	2,199,889
*Tuesday Morning Corp.	44,010	142,152

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Tupperware Corp.	28,324	$1,275,146
*Tween Brands, Inc.	20,100	170,448
*Ulta Salon Cosmetics & Fragrance, Inc.	51,176	774,805
#*Under Armour, Inc. Class A	27,700	743,745
*Unifi, Inc.	75,383	209,565
UniFirst Corp.	17,480	735,908
*Universal Electronics, Inc.	17,155	353,393
*Universal Technical Institute, Inc.	18,748	337,277
*Urban Outfitters, Inc.	27,700	869,226
*US Auto Parts Network, Inc.	21,934	117,347
#V.F. Corp.	58,430	4,150,867
*Vail Resorts, Inc.	41,101	1,415,518
*Valassis Communications, Inc.	52,200	951,606
Value Line, Inc.	2,830	87,051
*ValueVision Media, Inc.	29,572	93,743
*VCG Holding Corp.	9,700	18,236
#*Viacom, Inc. Class A	13,609	397,111
*Viacom, Inc. Class B	138,600	3,823,974
*Volcom, Inc.	26,021	432,209
*Voyager Learning Co.	7,226	33,240
WABCO Holdings, Inc.	53,020	1,257,634
*Walking Co. Holdings, Inc. (The)	4,714	4,360
*Warnaco Group, Inc.	56,350	2,283,866
*Warner Music Group Corp.	73,000	420,480
Washington Post Co.	2,300	993,600
#Weight Watchers International, Inc.	37,419	991,978
*Wells-Gardner Electronics Corp.	2,976	5,833
Wendy’s/Arby’s Group, Inc.	443,879	1,753,322
*West Marine, Inc.	25,306	192,832
*Westwood One, Inc.	114	687
*Wet Seal, Inc. (The)	112,380	358,492
#Weyco Group, Inc.	7,315	163,124
#Whirlpool Corp.	62,199	4,452,826
Wiley (John) & Sons, Inc. Class A	43,578	1,534,817
Wiley (John) & Sons, Inc. Class B	3,422	121,481
*Williams Controls, Inc.	6,026	50,377
#Williams-Sonoma, Inc.	117,330	2,203,457
*Winmark Corp.	795	16,798
*Winnebago Industries, Inc.	33,326	383,249
*WMS Industries, Inc.	28,729	1,148,585
Wolverine World Wide, Inc.	46,357	1,185,812
World Wrestling Entertainment, Inc.	27,091	359,768
*WPT Enterprises, Inc.	3,728	4,138
#Wyndham Worldwide Corp.	203,386	3,467,731
#*Wynn Resorts, Ltd.	20,300	1,100,666
Yum! Brands, Inc.	41,894	1,380,407
*Zale Corp.	39,800	188,254
#*Zumiez, Inc.	32,613	439,297

Total Consumer Discretionary		549,138,093

Consumer Staples — (6.3%)
#Alberto-Culver Co.	93,912	2,518,720
#Alico, Inc.	8,271	240,521
*Alliance One International, Inc.	96,846	427,091
Altria Group, Inc.	409,900	7,423,289
*American Italian Pasta Co.	14,970	406,735
Andersons, Inc. (The)	21,534	668,200
Archer-Daniels-Midland Co.	261,539	7,877,555
Arden Group, Inc. Class A	1,742	196,445
Avon Products, Inc.	35,572	1,140,083
B&G Foods, Inc.	51,039	398,615

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Bare Escentuals, Inc.	18,100	$228,603
#*BJ’s Wholesale Club, Inc.	49,469	1,732,899
*Boston Beer Co., Inc. Class A	16,195	615,410
*Bridgford Foods Corp.	5,766	48,146
Brown-Forman Corp. Class A	3,223	164,985
Brown-Forman Corp. Class B	8,759	427,527
#Bunge, Ltd.	54,162	3,090,484
*Cagle’s, Inc. Class A	1,262	5,048
*Calavo Growers, Inc.	16,514	294,775
Cal-Maine Foods, Inc.	23,745	644,677
Campbell Soup Co.	37,516	1,191,133
Casey’s General Stores, Inc.	55,272	1,742,726
CCA Industries, Inc.	2,500	11,350
*Central European Distribution Corp.	67,628	2,103,907
*Central Garden & Pet Co.	26,310	260,995
*Central Garden & Pet Co. Class A	41,038	388,219
#*Chattem, Inc.	13,800	874,506
*Chiquita Brands International, Inc.	92,071	1,490,630
Church & Dwight Co., Inc.	40,600	2,309,328
Clorox Co.	14,991	887,917
Coca-Cola Bottling Co.	4,944	222,035
Coca-Cola Co.	172,459	9,193,789
Coca-Cola Enterprises, Inc.	259,919	4,956,655
*Coffee Holding Co., Inc.	5,400	21,384
Colgate-Palmolive Co.	30,746	2,417,558
ConAgra, Inc.	183,738	3,858,498
*Constellation Brands, Inc. Class A	143,300	2,267,006
*Constellation Brands, Inc. Class B	5,807	93,202
Corn Products International, Inc.	93,950	2,647,511
Costco Wholesale Corp.	77,050	4,380,293
*Craft Brewers Alliance, Inc.	9,880	32,703
CVS Caremark Corp.	598,385	21,122,991
*Darling International, Inc.	97,552	677,986
*Dean Foods Co.	63,100	1,150,313
Del Monte Foods Co.	274,339	2,962,861
Diamond Foods, Inc.	16,150	486,923
#*Diedrich Coffee, Inc.	3,885	84,693
*Dr Pepper Snapple Group, Inc.	88,847	2,421,969
*Elizabeth Arden, Inc.	33,017	351,631
*Energizer Holdings, Inc.	44,428	2,704,332
Estee Lauder Cos., Inc.	21,900	930,750
Farmer Brothers Co.	17,929	338,858
#Flowers Foods, Inc.	54,392	1,270,597
*Fresh Del Monte Produce, Inc.	74,885	1,625,753
General Mills, Inc.	54,044	3,562,580
Golden Enterprises, Inc.	3,787	13,709
#*Great Atlantic & Pacific Tea Co.	53,226	527,470
*Green Mountain Coffee, Inc.	36,804	2,449,306
Griffin Land & Nurseries, Inc. Class A	5,035	149,489
H.J. Heinz Co.	23,061	927,975
*Hain Celestial Group, Inc.	47,121	826,502
#*Hansen Natural Corp.	18,900	683,235
Herbalife, Ltd.	21,000	706,650
Hershey Co. (The)	14,300	540,397
Hormel Foods Corp.	69,372	2,529,303
*HQ Sustainable Maritime Industries, Inc.	14,730	111,506
*IGI Labratories, Inc.	4,339	4,252
Imperial Sugar Co.	13,248	165,468
Ingles Markets, Inc.	15,346	236,021
Inter Parfums, Inc.	34,723	426,398
J & J Snack Foods Corp.	22,376	876,468

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
J.M. Smucker Co.	89,386	$4,713,324
*Katy Industries, Inc.	600	1,080
Kellogg Co.	29,284	1,509,297
Kimberly-Clark Corp.	21,900	1,339,404
Kraft Foods, Inc.	594,231	16,353,237
Kroger Co. (The)	65,500	1,515,015
Lancaster Colony Corp.	25,763	1,251,567
#Lance, Inc.	31,090	749,891
#*Lifeway Foods, Inc.	6,429	77,405
Lorillard, Inc.	15,250	1,185,230
Mannatech, Inc.	29,118	99,001
#McCormick & Co., Inc.	10,600	371,106
McCormick & Co., Inc. Voting	577	20,195
*Medifast, Inc.	15,665	344,943
*MGP Ingredients, Inc.	14,995	65,078
Molson Coors Brewing Co.	100,644	4,928,537
#Molson Coors Brewing Co. Class A	400	19,418
*Monterey Pasta Co.	14,154	37,933
Nash-Finch Co.	15,739	456,116
*National Beverage Corp.	44,866	491,283
*Natural Alternatives International, Inc.	7,028	52,991
*Natural Health Trends Corp.	3,610	1,661
#*Nature’s Sunshine Products, Inc.	400	3,408
*NBTY, Inc.	70,760	2,576,372
Nu Skin Enterprises, Inc. Class A	62,830	1,430,011
*Nutraceutical International Corp.	11,831	128,721
Oil-Dri Corp. of America	10,212	156,141
*Omega Protein Corp.	18,474	76,852
*Orchids Paper Products Co.	4,850	86,815
*Overhill Farms, Inc.	15,828	86,421
*Pantry, Inc.	24,177	341,137
*Parlux Fragrances, Inc.	41,000	79,130
*PC Group, Inc.	4,540	2,270
Pepsi Bottling Group, Inc.	58,000	2,171,520
PepsiAmericas, Inc.	141,088	4,125,413
PepsiCo, Inc.	120,914	7,321,343
Philip Morris International, Inc.	145,789	6,904,567
*Physicians Formula Holdings, Inc.	1,180	2,584
#*Pilgrim’s Pride Corp.	52,800	332,640
*Prestige Brands Holdings, Inc.	60,840	411,278
PriceSmart, Inc.	30,460	587,878
Procter & Gamble Co.	480,488	27,868,304
*Ralcorp Holdings, Inc.	31,328	1,682,314
#*Reddy Ice Holdings, Inc.	18,399	72,676
Reliv’ International, Inc.	7,532	23,575
*Revlon, Inc.	43,675	368,180
Reynolds American, Inc.	96,754	4,690,634
#*Rite Aid Corp.	259,632	334,925
Rocky Mountain Chocolate Factory, Inc.	12,858	109,550
#Ruddick Corp.	55,000	1,469,600
Safeway, Inc.	174,131	3,888,345
Sanderson Farms, Inc.	22,352	817,860
*Sanfilippo (John B.) & Son, Inc.	5,698	78,177
Sara Lee Corp.	240,100	2,710,729
Schiff Nutrition International, Inc.	12,348	71,248
*Seneca Foods Corp.	4,427	122,584
*Seneca Foods Corp. Class B	1,751	49,641
*Smart Balance, Inc.	69,847	368,792
#*Smithfield Foods, Inc.	195,616	2,609,517
Spartan Stores, Inc.	25,180	356,549
*Star Scientific, Inc.	100,030	84,025

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
SUPERVALU, Inc.	126,404	$2,006,031
*Susser Holdings Corp.	14,690	174,664
Sysco Corp.	39,171	1,036,073
Tasty Baking Co.	7,345	47,081
*Tofutti Brands, Inc.	1,645	2,122
Tootsie Roll Industries, Inc.	32,740	812,279
*TreeHouse Foods, Inc.	37,988	1,420,751
#Tyson Foods, Inc. Class A	238,148	2,981,613
*United Natural Foods, Inc.	50,316	1,213,119
United-Guardian, Inc.	2,475	24,750
#Universal Corp.	30,871	1,283,925
*USANA Health Sciences, Inc.	15,574	448,843
#Vector Group, Ltd.	32,669	474,027
*Vermont Pure Holdings, Ltd.	600	390
Village Super Market, Inc.	4,290	128,700
Walgreen Co.	175,768	6,649,303
Wal-Mart Stores, Inc.	405,500	20,145,240
WD-40 Co.	15,300	481,797
Weis Markets, Inc.	31,742	1,123,667
#*Whole Foods Market, Inc.	56,384	1,807,671
*Winn-Dixie Stores, Inc.	66,206	734,225
*Zapata Corp.	9,535	65,124

Total Consumer Staples		274,014,372

Energy — (9.1%)
*Abraxas Petroleum Corp.	37,774	62,327
*Adams Resources & Energy, Inc.	3,260	74,002
*Allis-Chalmers Energy, Inc.	39,828	138,601
Alon USA Energy, Inc.	50,000	420,000
*Alpha Natural Resources, Inc.	65,069	2,210,394
*American Oil & Gas, Inc.	35,427	74,397
Anadarko Petroleum Corp.	191,338	11,658,224
Apache Corp.	140,063	13,182,730
*Approach Resources, Inc.	6,441	49,982
#Arch Coal, Inc.	126,752	2,745,448
*Arena Resources, Inc.	39,800	1,482,948
*Atlas Energy, Inc.	46,299	1,212,108
*ATP Oil & Gas Corp.	52,300	905,313
#*Atwood Oceanics, Inc.	62,809	2,229,091
#Baker Hughes, Inc.	61,702	2,595,803
*Barnwell Industries, Inc.	4,320	19,656
*Basic Energy Services, Inc.	33,800	236,600
Berry Petroleum Corp. Class A	49,561	1,256,867
*Bill Barrett Corp.	53,936	1,670,937
BJ Services Co.	177,772	3,413,222
*Bolt Technology Corp.	8,700	88,479
*Boots & Coots, Inc.	36,000	50,040
#*BPZ Resources, Inc.	87,940	554,022
*Brigham Exploration Co.	41,294	392,293
*Bristow Group, Inc.	34,080	993,432
*Bronco Drilling Co., Inc.	23,000	145,360
Cabot Oil & Gas Corp.	59,000	2,269,730
*Cal Dive International, Inc.	122,216	938,619
*Callon Petroleum Co.	11,522	18,435
*Cameron International Corp.	14,922	551,666
#*Cano Petroleum, Inc.	31,600	33,180
CARBO Ceramics, Inc.	25,700	1,500,623
*Carrizo Oil & Gas, Inc.	33,100	767,258
*Cheniere Energy, Inc.	46,547	108,455
#Chesapeake Energy Corp.	263,101	6,445,975
Chevron Corp.	638,061	48,837,189

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Cimarex Energy Co.	57,700	$2,259,532
*Clayton Williams Energy, Inc.	8,754	229,355
*Clean Energy Fuels Corp.	52,100	604,360
*CNX Gas Corp.	29,703	827,526
*Complete Production Services, Inc.	90,845	865,753
*Comstock Resources, Inc.	55,681	2,287,932
*Concho Resources, Inc.	52,005	1,981,911
ConocoPhillips	584,396	29,324,991
CONSOL Energy, Inc.	22,515	963,867
*Contango Oil & Gas Co.	14,617	696,500
#*Continental Resources, Inc.	30,509	1,135,240
*CREDO Petroleum Corp.	13,101	127,604
*Crosstex Energy, Inc.	53,478	300,546
*CVR Energy, Inc.	58,100	611,212
*Dawson Geophysical Co.	8,840	213,486
Delek US Holdings, Inc.	55,800	376,650
#*Delta Petroleum Corp.	91,577	119,050
*Denbury Resources, Inc.	124,688	1,820,445
Devon Energy Corp.	160,926	10,413,521
#Diamond Offshore Drilling, Inc.	15,634	1,489,139
*Double Eagle Petroleum Co.	6,957	32,907
*Dresser-Rand Group, Inc.	29,100	857,577
*Dril-Quip, Inc.	20,800	1,010,672
#*Dune Energy, Inc.	22,695	2,723
#*Edge Petroleum Corp.	20,381	1,215
El Paso Corp.	137,657	1,350,415
*Encore Acquisition Co.	65,072	2,412,219
*Endeavour International Corp.	39,903	41,898
*Energy Partners, Ltd.	1,529	13,167
*ENGlobal Corp.	28,950	85,402
ENSCO International, Inc.	125,029	5,725,078
EOG Resources, Inc.	99,631	8,135,867
#*Evergreen Energy, Inc.	12,340	4,492
*Evolution Petroleum Corp.	13,355	45,541
*EXCO Resources, Inc.	85,501	1,335,526
#*Exterran Holdings, Inc.	82,514	1,685,761
Exxon Mobil Corp.	404,458	28,987,505
*FMC Technologies, Inc.	18,500	973,100
*Forest Oil Corp.	79,536	1,558,906
#Frontier Oil Corp.	140,200	1,943,172
*FX Energy, Inc.	41,514	110,427
#*Gasco Energy, Inc.	36,100	21,660
#General Maritime Corp.	53,000	365,170
*Geokinetics, Inc.	11,511	185,097
*GeoMet, Inc.	1,692	3,181
*GeoPetro Resources Co.	1,500	1,155
*GeoResources, Inc.	17,826	197,690
*Global Industries, Ltd.	132,900	968,841
#*GMX Resources, Inc.	10,300	131,119
#*Goodrich Petroleum Corp.	21,785	559,221
*Green Plains Renewable Energy, Inc.	2,190	16,140
Gulf Island Fabrication, Inc.	16,100	307,832
*GulfMark Offshore, Inc.	29,362	812,447
*Gulfport Energy Corp.	49,378	376,754
#Halliburton Co.	100,007	2,921,204
*Harvest Natural Resources, Inc.	65,844	361,484
#*Helix Energy Solutions Group, Inc.	125,122	1,717,925
#Helmerich & Payne, Inc.	61,030	2,320,361
*Hercules Offshore, Inc.	63,500	325,755
Hess Corp.	131,009	7,171,433
*HKN, Inc.	4,550	15,015

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Holly Corp.	53,386	$1,548,728
*Hornbeck Offshore Services, Inc.	29,300	712,283
Houston American Energy Corp.	1,022	3,986
*Infinity, Inc.	7,344	3,819
*International Coal Group, Inc.	147,500	603,275
#*ION Geophysical Corp.	137,816	527,835
*James River Coal Co.	12,570	238,704
*Key Energy Services, Inc.	146,000	1,067,260
Lufkin Industries, Inc.	16,890	963,574
Marathon Oil Corp.	294,470	9,414,206
#*Mariner Energy, Inc.	100,746	1,283,504
#Massey Energy Co.	93,060	2,707,115
*Matrix Service Co.	30,695	272,265
*McMoran Exploration Co.	41,100	316,059
*Meridian Resource Corp.	67,129	21,481
*Mexco Energy Corp.	1,210	12,820
*Mitcham Industries, Inc.	11,766	85,304
Murphy Oil Corp.	79,706	4,873,225
*Nabors Industries, Ltd.	225,619	4,699,644
*NATCO Group, Inc. Class A	19,300	841,094
*National Coal Corp.	19,000	17,860
*National-Oilwell, Inc.	161,239	6,609,187
*Natural Gas Services Group, Inc.	15,272	257,639
*New Concept Energy, Inc.	318	1,630
*Newfield Exploration Co.	72,919	2,991,137
*Newpark Resources, Inc.	99,399	299,191
Noble Energy, Inc.	72,300	4,745,049
Occidental Petroleum Corp.	157,660	11,963,241
*Oceaneering International, Inc.	12,000	613,200
*Oil States International, Inc.	58,648	2,019,837
*OMNI Energy Services Corp.	8,800	12,496
#Overseas Shipholding Group, Inc.	31,472	1,235,276
#*OYO Geospace Corp.	6,503	170,704
*Pacific Ethanol, Inc.	18,900	7,560
Panhandle Oil & Gas, Inc.	10,037	197,327
*Parker Drilling Co.	135,700	705,640
#*Patriot Coal Corp.	106,249	1,200,614
Patterson-UTI Energy, Inc.	174,647	2,721,000
Peabody Energy Corp.	27,575	1,091,694
Penn Virginia Corp.	52,700	1,067,175
*Petrohawk Energy Corp.	134,721	3,168,638
*Petroleum Development Corp.	29,657	495,272
#*PetroQuest Energy, Inc.	55,342	339,246
*PHI, Inc. Non-Voting	14,044	241,276
*PHI, Inc. Voting	1,866	33,775
*Pioneer Drilling Co.	52,300	349,887
#Pioneer Natural Resources Co.	92,820	3,815,830
*Plains Exploration & Production Co.	113,505	3,007,882
*Pride International, Inc.	114,990	3,399,104
#*Pyramid Oil Co.	3,900	18,525
#*Quest Resource Corp.	18,261	9,861
#*Quicksilver Resources, Inc.	46,391	565,970
#Range Resources Corp.	87,500	4,379,375
*Rentech, Inc.	16,800	21,000
*Rex Energy Corp.	41,903	338,995
*Rosetta Resources, Inc.	61,214	828,225
Rowan Cos., Inc.	135,458	3,149,398
#*Royale Energy, Inc.	4,960	11,408
RPC, Inc.	109,686	1,025,564
#*SandRidge Energy, Inc.	95,118	973,057
Schlumberger, Ltd.	123,800	7,700,360

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*SEACOR Holdings, Inc.	27,900	$2,267,433
*Seahawk Drilling, Inc.	7,666	206,982
#Smith International, Inc.	159,881	4,433,500
Southern Union Co.	64,972	1,271,502
*Southwestern Energy Co.	32,576	1,419,662
Spectra Energy Corp.	68,668	1,312,932
#St. Mary Land & Exploration Co.	77,240	2,633,884
*Stone Energy Corp.	54,189	830,717
*SulphCo, Inc.	28,200	28,200
Sunoco, Inc.	96,300	2,966,040
*Superior Energy Services, Inc.	81,320	1,757,325
#*Superior Well Services, Inc.	25,227	267,658
*Swift Energy Corp.	41,734	883,926
*Syntroleum Corp.	7,746	17,274
*T-3 Energy Services, Inc.	14,516	290,610
#Tesoro Petroleum Corp.	167,935	2,374,601
#*Teton Energy Corp.	14,289	4,687
*Tetra Technologies, Inc.	88,858	840,597
*TGC Industries, Inc.	19,214	83,581
Tidewater, Inc.	64,586	2,691,299
*Toreador Resources Corp.	25,013	213,361
*Trico Marine Services, Inc.	22,580	137,738
*Tri-Valley Corp.	10,705	25,692
*TXCO Resources, Inc.	21,917	8,767
*Union Drilling, Inc.	25,700	196,348
*Unit Corp.	56,130	2,193,560
*Uranium Energy Corp.	16,747	45,217
*Uranium Resources, Inc.	18,165	17,802
*USEC, Inc.	123,238	475,699
VAALCO Energy, Inc.	63,270	269,530
Valero Energy Corp.	156,804	2,838,152
*Venoco, Inc.	38,028	479,153
*Verenium Corp.	600	2,286
W&T Offshore, Inc.	73,900	860,935
*Warren Resources, Inc.	69,489	150,096
#*Western Refining, Inc.	73,412	411,841
*Westmoreland Coal Co.	7,214	47,540
*Whiting Petroleum Corp.	48,165	2,716,506
#*Willbros Group, Inc.	45,882	602,889
Williams Cos., Inc. (The)	66,044	1,244,929
#World Fuel Services Corp.	29,145	1,482,023
XTO Energy, Inc.	240,650	10,001,414

Total Energy		394,075,254

Financials — (17.0%)
*1st Constitution Bancorp	2,517	18,777
1st Source Corp.	26,169	387,825
21st Century Holding Co.	6,646	30,505
Abington Bancorp, Inc.	31,001	212,667
Access National Corp.	8,054	48,807
Advance America Cash Advance Centers, Inc.	71,272	352,084
*Advanta Corp. Class A	11,188	4,027
*Advanta Corp. Class B	24,541	7,976
#*Affiliated Managers Group, Inc.	32,698	2,075,996
*Affirmative Insurance Holdings, Inc.	11,605	46,420
Aflac, Inc.	60,230	2,498,943
*Allegheny Corp.	8,404	2,101,000
Alliance Bancorp, Inc. of Pennsylvania	3,708	31,907
Alliance Financial Corp.	2,607	67,886
Allied World Assurance Co. Holdings, Ltd.	58,336	2,611,119
Allstate Corp.	225,580	6,670,401

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Altisource Portfolio Solutions SA	21,602	$329,431
#*Amcore Financial, Inc.	20,161	15,927
Ameriana Bancorp	898	2,963
#American Capital, Ltd.	252,375	676,365
*American Equity Investment Life Holding Co.	67,944	446,392
American Express Co.	114,363	3,984,407
American Financial Group, Inc.	152,581	3,753,493
*American Independence Corp.	5,200	22,880
American National Bankshares, Inc.	6,057	129,802
American National Insurance Co.	28,756	2,400,838
American Physicians Capital, Inc.	15,196	429,743
American River Bankshares	5,765	35,282
*American Safety Insurance Holdings, Ltd.	9,590	142,124
*American Spectrum Realty, Inc.	640	11,680
#*AmericanWest Bancorporation	14,900	5,662
#*AmeriCredit Corp.	157,520	2,780,228
Ameriprise Financial, Inc.	104,861	3,635,531
Ameris Bancorp	9,997	58,882
*AMERISAFE, Inc.	21,919	406,378
*AmeriServe Financial, Inc.	13,724	24,017
AmTrust Financial Services, Inc.	66,754	752,985
*Anchor Bancorp Wisconsin, Inc.	18,600	14,322
AON Corp.	87,135	3,355,569
#*Appalachian Bancshares, Inc.	300	60
*Arch Capital Group, Ltd.	10,908	734,872
*Argo Group International Holdings, Ltd.	41,471	1,408,355
Arrow Financial Corp.	13,282	337,761
Aspen Insurance Holdings, Ltd.	94,884	2,448,007
*Asset Acceptance Capital Corp.	33,523	243,712
#Associated Banc-Corp	141,439	1,811,834
Assurant, Inc.	84,184	2,519,627
#Assured Guaranty, Ltd.	148,454	2,461,367
ASTA Funding, Inc.	12,370	80,776
#Astoria Financial Corp.	119,488	1,192,490
*Atlantic American Corp.	11,687	15,485
Atlantic Coast Federal Corp.	7,807	11,320
Auburn National Bancorporation, Inc.	939	18,367
*Avatar Holdings, Inc.	11,137	181,533
Axis Capital Holdings, Ltd.	113,861	3,289,444
#*B of I Holding, Inc.	4,434	36,980
Baldwin & Lyons, Inc.	1,758	40,205
Baldwin & Lyons, Inc. Class B	9,809	223,743
BancFirst Corp.	30,274	1,093,194
Bancorp Rhode Island, Inc.	3,225	82,302
*Bancorp, Inc.	13,521	68,957
#BancorpSouth, Inc.	95,654	2,159,867
#BancTrust Financial Group, Inc.	10,688	34,308
Bank Mutual Corp.	61,436	431,281
Bank of America Corp.	3,267,707	47,643,168
Bank of Commerce Holdings	3,949	21,759
*Bank of Florida Corp.	7,883	11,509
*Bank of Granite Corp.	13,214	6,871
#Bank of Hawaii Corp.	47,281	2,099,276
Bank of Kentucky Financial Corp.	1,112	24,064
Bank of New York Mellon Corp.	476,180	12,694,959
#Bank of the Ozarks, Inc.	17,368	395,122
*BankAtlantic Bancorp, Inc.	46,357	68,145
BankFinancial Corp.	25,976	245,213
#Banner Corp.	16,630	51,054
Bar Harbor Bankshares	2,887	81,991
#BB&T Corp.	272,019	6,503,974

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#BCB Bancorp, Inc.	2,465	$20,336
*BCSB Bancorp, Inc.	1,100	9,427
*Beach First National Bancshares, Inc.	2,116	2,518
Beacon Federal Bancorp, Inc.	3,595	31,636
*Beneficial Mutual Bancorp, Inc.	50,611	468,152
*Berkshire Bancorp, Inc.	3,850	24,448
Berkshire Hills Bancorp, Inc.	13,967	287,022
Beverly National Corp.	1,093	25,139
BGC Partners, Inc. Class A	27,200	131,376
#BlackRock, Inc.	38,627	8,362,359
*BNCCORP, Inc.	2,290	11,587
#BOK Financial Corp.	54,051	2,322,571
#Boston Private Financial Holdings, Inc.	76,251	453,693
#Bridge Bancorp, Inc.	2,525	53,581
*Bridge Capital Holdings	2,900	18,995
*Broadpoint Gleacher Securities, Inc.	94,722	603,379
Brookline Bancorp, Inc.	74,899	733,261
Brooklyn Federal Bancorp, Inc.	7,873	94,319
Brown & Brown, Inc.	115,900	2,129,083
*Brunswick Bancorp	120	666
Bryn Mawr Bank Corp.	6,140	98,240
C&F Financial Corp.	1,773	37,109
Cadence Financial Corp.	9,747	16,083
Calamos Asset Management, Inc.	5,700	60,420
California First National Bancorp	6,739	81,475
Camco Financial Corp.	4,832	8,843
Camden National Corp.	7,407	227,617
Capital Bank Corp.	6,807	28,930
Capital City Bank Group, Inc.	18,093	212,412
Capital One Financial Corp.	188,964	6,916,082
Capital Properties, Inc.	700	6,300
•Capital Properties, Inc. Class B	700	—
Capital Southwest Corp.	4,017	298,302
CapitalSource, Inc.	325,989	1,160,521
#*Capitol Bancorp, Ltd.	21,234	47,777
#Capitol Federal Financial	39,424	1,195,730
Cardinal Financial Corp.	32,532	265,136
*Cardtronics, Inc.	34,762	345,882
*Carolina Bank Holdings, Inc.	1,200	4,404
Carrollton Bancorp	1,139	6,145
#Carver Bancorp, Inc.	1,427	9,918
Cascade Financial Corp.	1,779	3,522
#Cash America International, Inc.	32,510	983,753
#Cathay General Bancorp	60,007	529,862
#*CB Richard Ellis Group, Inc.	41,271	427,155
Center Bancorp, Inc.	19,147	148,967
*Center Financial Corp.	21,900	92,199
CenterState Banks of Florida, Inc.	7,139	53,757
Central Bancorp, Inc.	400	3,256
*Central Jersey Bancorp	676	3,279
#*Central Pacific Financial Corp.	57,400	80,934
Central Virginia Bankshares, Inc.	1,428	5,412
Centrue Financial Corp.	4,239	8,393
Century Bancorp, Inc. Class A	2,296	55,862
CFS Bancorp, Inc.	2,552	11,994
Charles Schwab Corp. (The)	101,301	1,756,559
Charter Financial Corp.	3,253	42,777
#Chemical Financial Corp.	27,267	598,511
*Chicopee Bancorp, Inc.	7,027	88,400
Chubb Corp.	142,804	6,928,850
Cincinnati Financial Corp.	125,045	3,171,141

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*CIT Group, Inc.	82,644	$59,504
Citigroup, Inc.	1,327,046	5,427,618
Citizens Community Bancorp, Inc.	5,240	21,117
#*Citizens First Bancorp, Inc.	5,458	2,129
Citizens Holding Co.	1,514	33,459
#*Citizens Republic Bancorp, Inc.	18,064	10,875
Citizens South Banking Corp.	4,847	29,276
#*Citizens, Inc.	41,117	247,936
#City Holding Co.	22,386	684,340
#City National Corp.	64,565	2,432,164
CKX Lands, Inc.	1,446	17,641
Clifton Savings Bancorp, Inc.	30,201	278,453
CME Group, Inc.	26,340	7,970,747
#*CNA Financial Corp.	212,272	4,621,161
*CNA Surety Corp.	88,303	1,276,861
#CNB Financial Corp.	4,345	68,738
CoBiz Financial, Inc.	28,454	135,726
Codorus Valley Bancorp, Inc.	2,111	12,455
#Cohen & Steers, Inc.	36,980	714,823
*Colonial Bankshares, Inc.	1,575	11,419
Colony Bankcorp, Inc.	2,957	16,116
#*Columbia Bancorp	3,818	6,109
Columbia Banking System, Inc.	26,444	388,727
#Comerica, Inc.	132,248	3,669,882
Comm Bancorp, Inc.	805	22,943
Commerce Bancshares, Inc.	64,099	2,458,838
Commercial National Financial Corp.	1,917	32,877
Commonwealth Bankshares, Inc.	5,429	23,888
Community Bank System, Inc.	66,479	1,237,174
*Community Capital Corp.	2,132	5,565
*Community Central Bank Corp.	1,223	2,201
Community Trust Bancorp, Inc.	16,695	411,031
*Community West Bancshares	3,113	8,545
Compass Diversified Holdings	31,415	321,375
*CompuCredit Holdings Corp.	46,044	151,024
*Conseco, Inc.	327,021	1,703,779
Consolidated-Tokoma Land Co.	6,701	230,514
*Consumer Portfolio Services, Inc.	12,886	14,690
*Cowen Group, Inc.	13,894	104,900
*Cowlitz Bancorporation	3,103	3,817
*Crawford & Co. Class A	16,179	62,289
*Crawford & Co. Class B	16,309	81,219
*Credit Acceptance Corp.	12,952	445,160
*Crescent Financial Corp.	5,408	22,011
#Cullen Frost Bankers, Inc.	44,572	2,085,524
CVB Financial Corp.	72,614	581,638
Danvers Bancorp, Inc.	17,044	234,014
*Dearborn Bancorp, Inc.	2,861	1,402
Delphi Financial Group, Inc. Class A	53,293	1,156,458
*Diamond Hill Investment Group, Inc.	2,804	147,098
Dime Community Bancshares, Inc.	40,322	443,139
Discover Financial Services	407,564	5,762,955
#*Dollar Financial Corp.	28,944	543,279
Donegal Group, Inc. Class A	25,995	379,527
Donegal Group, Inc. Class B	5,551	97,198
#*Doral Financial Corp.	1,600	4,544
Duff & Phelps Corp.	4,798	82,478
#*E*TRADE Financial Corp.	469,161	684,975
East West Bancorp, Inc.	102,061	921,611
Eastern Insurance Holdings, Inc.	7,070	49,914
Eastern Virginia Bankshares, Inc.	2,788	20,325

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Eaton Vance Corp.	17,644	$500,913
ECB Bancorp, Inc.	1,850	24,975
*eHealth, Inc.	24,961	355,195
EMC Insurance Group, Inc.	13,519	278,221
Employers Holdings, Inc.	53,620	794,648
*Encore Bancshares, Inc.	4,785	36,844
*Encore Capital Group, Inc.	29,885	447,378
Endurance Specialty Holdings, Ltd.	72,303	2,602,185
*Enstar Group, Ltd.	10,387	633,607
Enterprise Bancorp, Inc.	5,560	59,325
Enterprise Financial Services Corp.	13,368	114,029
Erie Indemnity Co.	44,280	1,560,870
ESB Financial Corp.	12,127	141,401
ESSA Bancorp, Inc.	21,343	255,476
Evans Bancorp, Inc.	1,929	24,151
Evercore Partners, Inc. Class A	11,290	368,506
Everest Re Group, Ltd.	37,317	3,264,864
#*EZCORP, Inc.	34,300	444,871
#F.N.B. Corp.	112,465	796,252
Farmers Capital Bank Corp.	4,800	53,376
FBL Financial Group, Inc. Class A	33,088	666,723
Federal Agricultural Mortgage Corp.	13,567	108,943
Federal Agricultural Mortgage Corp. Class A	300	1,806
#Federated Investors, Inc.	25,200	661,500
Fidelity Bancorp, Inc.	1,357	8,040
Fidelity National Financial, Inc.	238,033	3,230,108
*Fidelity Southern Corp.	4,797	18,660
Fifth Third Bancorp	626,874	5,604,254
#Financial Federal Corp.	34,612	706,777
Financial Institutions, Inc.	10,924	115,357
*First Acceptance Corp.	35,328	77,722
First Advantage Bancorp	2,487	25,492
First American Corp.	104,524	3,176,484
#First Bancorp	19,629	266,169
First Bancorp of Indiana, Inc.	700	5,355
First Bancorp, Inc.	6,041	94,300
*First Bancshares, Inc.	569	5,007
First Busey Corp.	40,013	154,850
First Business Financial Services, Inc.	1,986	18,450
*First California Financial Group, Inc.	2,220	9,213
*First Cash Financial Services, Inc.	38,835	667,185
First Citizens BancShares, Inc.	8,716	1,298,684
First Commonwealth Financial Corp.	91,307	479,362
First Community Bancshares, Inc.	12,257	142,671
First Defiance Financial Corp.	8,806	126,983
First Federal Bancshares of Arkansas, Inc.	7,401	27,828
*First Federal of Northern Michigan Bancorp, Inc.	1,458	2,770
First Financial Bancorp	43,909	556,766
#First Financial Bankshares, Inc.	18,658	903,980
First Financial Corp.	13,838	383,728
First Financial Holdings, Inc.	18,646	251,535
First Financial Northwest, Inc.	19,426	115,002
First Financial Service Corp.	1,956	17,917
*First Franklin Corp.	461	3,181
*First Horizon National Corp.	273,513	3,235,659
*First Keystone Financial, Inc.	1,015	9,516
First M&F Corp.	5,834	11,843
*First Marblehead Corp. (The)	61,450	120,442
#*First Mariner Bancorp, Inc.	2,110	2,004
First Merchants Corp.	22,490	137,639
First Mercury Financial Corp.	20,400	259,080

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Midwest Bancorp, Inc.	52,813	$549,255
*First National Bancshares, Inc.	1	1
First Niagara Financial Group, Inc.	179,674	2,307,014
First PacTrust Bancorp, Inc.	2,119	10,553
First Place Financial Corp.	23,310	70,862
#*First Regional Bancorp	10,804	8,535
First Security Group, Inc.	9,388	25,348
First South Bancorp, Inc.	9,693	102,649
#*First State Bancorporation	15,466	15,157
First United Corp.	4,427	48,697
First West Virginia Bancorp, Inc.	697	8,399
Firstbank Corp.	3,134	18,488
*FirstCity Financial Corp.	8,325	56,194
#*FirstFed Financial Corp.	1,781	641
FirstMerit Corp.	89,059	1,687,668
*Flagstar Bancorp, Inc.	28,300	25,470
Flagstone Reinsurance Holdings, Ltd.	61,112	669,176
Flushing Financial Corp.	31,797	357,080
#FNB United Corp.	6,680	11,022
*Forest City Enterprises, Inc. Class A	67,527	588,835
*Forest City Enterprises, Inc. Class B	6,800	59,908
*Forestar Group, Inc.	10,500	154,980
*Fox Chase Bancorp, Inc.	7,292	72,264
*FPIC Insurance Group, Inc.	12,604	426,393
#*Franklin Credit Holding Corp.	1,436	1,260
Franklin Resources, Inc.	20,551	2,150,251
#*Frontier Financial Corp.	36,436	15,474
Fulton Financial Corp.	224,490	1,854,287
*GAINSCO, Inc.	1,100	14,146
Gallagher (Arthur J.) & Co.	60,052	1,339,760
GAMCO Investors, Inc.	6,444	271,872
Genworth Financial, Inc.	367,116	3,898,772
German American Bancorp, Inc.	13,877	208,710
GFI Group, Inc.	122,768	632,255
#Glacier Bancorp, Inc.	66,010	864,071
Goldman Sachs Group, Inc.	174,144	29,634,084
Gouverneur Bancorp, Inc.	600	4,620
#Great Southern Bancorp, Inc.	15,091	345,886
#*Greene Bancshares, Inc.	12,502	51,758
#Greenhill & Co., Inc.	9,700	836,431
*Greenlight Capital Re, Ltd.	30,885	576,314
*Grubb & Ellis Co.	5,700	8,493
GS Financial Corp.	500	7,500
*Guaranty Bancorp	43,940	57,561
*Guaranty Federal Bancshares, Inc.	1,840	11,132
#*Habersham Bancorp	800	2,300
*Hallmark Financial Services, Inc.	22,932	175,888
Hampden Bancorp, Inc.	3,663	39,744
#Hampton Roads Bankshares, Inc.	9,810	20,110
Hancock Holding Co.	31,954	1,158,972
*Hanmi Financial Corp.	24,372	37,289
Hanover Insurance Group, Inc.	67,028	2,819,198
Harleysville Group, Inc.	29,280	917,342
Harleysville National Corp.	62,812	361,797
Harleysville Savings Financial Corp.	3,551	44,032
*Harrington West Financial Group, Inc.	3,605	2,451
*Harris & Harris Group, Inc.	28,641	122,870
Hartford Financial Services Group, Inc.	194,076	4,758,744
Hawthorn Bancshares, Inc.	1,920	18,816
HCC Insurance Holdings, Inc.	109,285	2,884,031
#Heartland Financial USA, Inc.	18,796	241,341

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Heritage Commerce Corp.	17,860	$47,150
*Heritage Financial Corp.	8,910	111,464
Heritage Financial Group	6,861	55,643
HF Financial Corp.	2,781	30,313
*HFF, Inc.	14,200	78,100
*Hilltop Holdings, Inc.	64,200	760,128
Hingham Institution for Savings	1,099	32,558
*HMN Financial, Inc.	2,615	14,958
#Home Bancshares, Inc.	21,783	471,166
Home Federal Bancorp, Inc.	19,209	221,864
HopFed Bancorp, Inc.	1,368	13,872
Horace Mann Educators Corp.	43,676	542,893
Horizon Bancorp	1,385	22,852
#*Horizon Financial Corp.	7,850	4,082
Hudson City Bancorp, Inc.	209,570	2,753,750
Huntington Bancshares, Inc.	630,915	2,403,786
IBERIABANK Corp.	18,641	807,342
#*Imperial Capital Bancorp, Inc.	500	90
Independence Holding Co.	12,827	71,190
Independent Bank Corp. (453836108)	23,566	501,249
#Independent Bank Corp. (453838104)	6,630	7,823
Indiana Community Bancorp	4,755	41,701
Infinity Property & Casualty Corp.	19,978	772,549
Integra Bank Corp.	15,735	13,532
*IntercontinentalExchange, Inc.	12,821	1,284,536
*Intergroup Corp. (The)	677	7,826
*International Assets Holding Corp.	11,296	203,215
#International Bancshares Corp.	67,959	1,009,191
#*Intervest Bancshares Corp.	4,600	15,226
Invesco, Ltd.	270,914	5,729,831
*Investment Technology Group, Inc.	42,752	922,161
*Investors Bancorp, Inc.	116,570	1,263,619
*Investors Capital Holdings, Ltd.	2,039	3,833
Investors Title Co.	1,604	49,724
#Janus Capital Group, Inc.	137,224	1,800,379
#*Jefferies Group, Inc.	214,647	5,602,287
Jefferson Bancshares, Inc.	2,704	14,196
*Jesup & Lamont, Inc.	1,801	919
JMP Group, Inc.	22,691	191,058
#Jones Lang LaSalle, Inc.	49,449	2,316,686
JPMorgan Chase & Co.	1,554,737	64,941,364
#*KBW, Inc.	34,650	970,200
Kearny Financial Corp.	96,018	945,777
Kentucky First Federal Bancorp	3,171	33,327
#KeyCorp	320,476	1,727,366
#K-Fed Bancorp	14,486	129,360
*Knight Capital Group, Inc.	111,118	1,872,338
*LaBranche & Co., Inc.	2,300	6,348
Lakeland Bancorp, Inc.	27,560	167,565
Lakeland Financial Corp.	15,178	312,211
Landmark Bancorp, Inc.	1,619	26,009
Legacy Bancorp, Inc.	8,475	81,021
Legg Mason, Inc.	107,173	3,119,806
#*Leucadia National Corp.	109,992	2,471,520
#Life Partners Holdings, Inc.	5,450	92,596
Lincoln National Corp.	194,938	4,645,373
LNB Bancorp, Inc.	4,622	25,560
#Loews Corp.	183,672	6,079,543
*Louisiana Bancorp, Inc.	1,600	22,848
LSB Corp.	2,748	28,799
LSB Financial Corp.	646	7,855

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#M&T Bank Corp.	94,079	$5,912,865
#*Macatawa Bank Corp.	12,635	24,259
*Magyar Bancorp, Inc.	1,886	6,318
MainSource Financial Group, Inc.	23,842	138,999
Malvern Federal Bancorp, Inc.	200	1,940
#*Markel Corp.	3,900	1,258,530
*Market Leader, Inc.	6,614	13,228
*MarketAxess Holdings, Inc.	38,057	452,117
*Marlin Business Services Corp.	10,895	73,105
#Marsh & McLennan Cos., Inc.	132,000	3,096,720
Marshall & Ilsley Corp.	420,457	2,236,831
#*Maui Land & Pineapple Co., Inc.	7,073	43,428
Max Capital Group, Ltd.	8,800	181,720
Mayflower Bancorp, Inc.	600	4,290
MB Financial, Inc.	37,608	672,431
*MBIA, Inc.	379,056	1,538,967
#MBT Financial Corp.	11,675	23,700
*MCG Capital Corp.	88,785	354,252
Meadowbrook Insurance Group, Inc.	69,195	465,682
Medallion Financial Corp.	20,882	163,924
#*Mercantile Bancorp, Inc.	5,221	11,747
Mercantile Bank Corp.	3,236	11,553
Mercer Insurance Group, Inc.	6,859	127,440
Merchants Bancshares, Inc.	5,531	125,111
Mercury General Corp.	63,696	2,322,356
*Meridian Interstate Bancorp, Inc.	3,381	29,077
Meta Financial Group, Inc.	1,360	29,662
MetLife, Inc.	327,880	11,157,756
*Metro Bancorp, Inc.	4,424	52,336
MetroCorp Bancshares, Inc.	6,786	24,430
*MF Global, Ltd.	113,663	809,281
#*MGIC Investment Corp.	116,500	502,115
MicroFinancial, Inc.	8,399	28,473
Mid Penn Bancorp, Inc.	1,076	15,468
#MidSouth Bancorp, Inc.	6,585	95,153
#*Midwest Banc Holdings, Inc.	24,407	12,204
MidWestOne Financial Group, Inc.	1,745	14,527
Monroe Bancorp	3,054	20,996
Montpelier Re Holdings, Ltd.	88,396	1,428,479
#Moody’s Corp.	38,238	905,476
Morgan Stanley	535,661	17,205,431
MSB Financial Corp.	600	5,217
*MSCI, Inc.	15,206	462,262
MutualFirst Financial, Inc.	3,580	22,375
*Nara Bancorp, Inc.	31,580	232,429
*NASDAQ OMX Group, Inc. (The)	68,192	1,231,548
*National Financial Partners Corp.	49,572	404,012
National Interstate Corp.	23,404	423,846
National Penn Bancshares, Inc.	102,778	577,612
National Security Group, Inc.	977	7,787
*National Western Life Insurance Co. Class A	2,238	394,246
Naugatuck Valley Financial Corp.	390	1,726
*Navigators Group, Inc.	34,151	1,812,394
#NBT Bancorp, Inc.	66,258	1,444,424
*Nelnet, Inc. Class A	42,922	602,196
*New Century Bancorp, Inc.	2,078	11,741
New England Bancshares, Inc.	4,415	23,400
New Hampshire Thrift Bancshares, Inc.	3,026	27,990
New Westfield Financial, Inc.	39,650	319,182
#New York Community Bancorp, Inc.	247,920	2,677,536
NewAlliance Bancshares, Inc.	134,870	1,494,360

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*NewBridge Bancorp	7,578	$18,187
*Newport Bancorp, Inc.	2,300	28,520
*NewStar Financial, Inc.	21,716	54,507
North Central Bancshares, Inc.	200	3,180
*North Valley Bancorp	4,180	11,579
Northeast Bancorp	1,024	9,748
Northeast Community Bancorp, Inc.	10,493	70,303
Northern Trust Corp.	23,074	1,159,468
Northfield Bancorp, Inc.	46,258	574,987
Northrim Bancorp, Inc.	4,806	72,282
*Northway Financial, Inc.	2,251	18,064
Northwest Bancorp, Inc.	54,509	1,199,198
Norwood Financial Corp.	1,502	42,807
NYMAGIC, Inc.	5,479	78,295
NYSE Euronext, Inc.	205,853	5,321,300
Ocean Shore Holding Co.	6,110	46,986
OceanFirst Financial Corp.	14,056	133,532
*Ocwen Financial Corp.	87,400	955,282
#Ohio Valley Banc Corp.	1,900	42,085
Old National Bancorp	71,544	741,911
#Old Republic International Corp.	267,163	2,853,301
#Old Second Bancorp, Inc.	12,839	68,689
OneBeacon Insurance Group, Ltd.	31,445	374,824
optionsXpress Holdings, Inc.	56,726	886,627
Oriental Financial Group, Inc.	27,400	291,810
Oritani Financial Corp.	33,454	428,546
Osage Bancshares, Inc.	2,100	16,160
#*PAB Bankshares, Inc.	3,764	7,453
#Pacific Capital Bancorp	52,999	68,369
Pacific Continental Corp.	7,251	79,036
*Pacific Mercantile Bancorp	6,757	20,068
*Pacific Premier Bancorp, Inc.	2,285	8,500
*Pacific State Bancorp	1,732	1,524
#PacWest Bancorp	54,358	922,999
Pamrapo Bancorp, Inc.	3,431	23,159
*Park Bancorp, Inc.	700	3,220
Park National Corp.	15,400	894,432
Parkvale Financial Corp.	3,750	33,788
PartnerRe, Ltd.	44,290	3,387,299
Patriot National Bancorp	1,300	2,490
Peapack-Gladstone Financial Corp.	5,253	69,235
Penns Woods Bancorp, Inc.	1,993	61,125
#*Penson Worldwide, Inc.	29,705	289,624
Peoples Bancorp of North Carolina	4,359	26,590
Peoples Bancorp, Inc. (709788202)	1,479	19,900
Peoples Bancorp, Inc. (709789101)	11,557	124,122
#People’s United Financial, Inc.	187,773	3,010,001
#*PHH Corp,	61,675	996,668
*Phoenix Cos., Inc. (The)	228,800	727,584
*PICO Holdings, Inc.	23,150	785,711
Pinnacle Bancshares, Inc.	444	4,207
*Pinnacle Financial Partners, Inc.	26,499	336,537
*Piper Jaffray Cos., Inc.	11,900	552,041
Platinum Underwriters Holdings, Ltd.	47,283	1,691,313
*PMA Capital Corp.	20,257	96,828
*PMI Group, Inc. (The)	85,300	206,426
PNC Financial Services Group, Inc.	182,154	8,914,617
Porter Bancorp, Inc.	10,031	159,694
#*Portfolio Recovery Associates, Inc.	17,791	820,877
*Preferred Bank	9,952	25,179
Premier Financial Bancorp, Inc.	4,510	28,345

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Presidential Life Corp.	1,300	$12,129
*Primus Guaranty, Ltd.	14,137	48,207
Princeton National Bancorp, Inc.	3,281	49,346
#Principal Financial Group, Inc.	127,148	3,183,786
PrivateBancorp, Inc.	51,717	472,176
*ProAssurance Corp.	41,749	2,099,140
*Progressive Corp.	103,764	1,660,224
Prosperity Bancshares, Inc.	58,846	2,106,098
Protective Life Corp.	103,533	1,993,010
Providence Community Bancshares, Inc.	729	1,545
Provident Financial Holdings, Inc.	12,387	86,709
Provident Financial Services, Inc.	69,753	749,845
#Provident New York Bancorp	52,536	448,132
Prudential Bancorp, Inc. of Pennsylvania	5,928	58,154
Prudential Financial, Inc.	185,892	8,407,895
PSB Holdings, Inc.	3,341	12,362
Pulaski Financial Corp.	6,926	50,837
QC Holdings, Inc.	17,425	90,610
#Radian Group, Inc.	89,772	519,780
*Rainier Pacific Financial Group, Inc.	4,450	1,691
#Raymond James Financial, Inc.	137,523	3,246,918
Regions Financial Corp.	889,030	4,302,905
Reinsurance Group of America, Inc.	74,364	3,428,180
RenaissanceRe Holdings, Ltd.	35,121	1,843,853
#Renasant Corp.	25,455	372,661
Republic Bancorp, Inc. Class A	11,263	207,127
*Republic First Bancorp, Inc.	5,441	23,940
Resource America, Inc.	16,453	63,509
*Rewards Network, Inc.	7,560	81,346
*RiskMetrics Group, Inc.	17,400	255,606
*Riverview Bancorp, Inc.	8,785	28,200
RLI Corp.	19,855	992,750
Rockville Financial, Inc.	18,646	192,986
#*Rodman & Renshaw Capital Group, Inc.	6,500	27,820
Roma Financial Corp.	33,473	414,730
Rome Bancorp, Inc.	7,102	59,479
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,833	5,123
Rurban Financial Corp.	2,715	20,634
#S&T Bancorp, Inc.	48,133	758,095
S.Y. Bancorp, Inc.	14,079	314,666
*Safeguard Scientifics, Inc.	21,579	210,179
Safety Insurance Group, Inc.	20,174	675,224
Salisbury Bancorp, Inc.	1,076	26,464
Sanders Morris Harris Group, Inc.	21,259	123,515
Sandy Spring Bancorp, Inc.	20,547	237,523
Savannah Bancorp, Inc. (The)	2,723	20,286
SCBT Financial Corp.	14,126	365,440
*Seabright Insurance Holdings	27,448	306,869
Seacoast Banking Corp. of Florida	31,575	47,047
*Security National Financial Corp. Class A	2,442	8,339
SEI Investments Co.	32,788	572,806
Selective Insurance Group, Inc.	63,888	978,764
Shore Bancshares, Inc.	4,976	81,159
SI Financial Group, Inc.	1,698	7,386
*Siebert Financial Corp.	8,302	20,630
#Sierra Bancorp	11,233	98,064
*Signature Bank	41,049	1,295,506
Simmons First National Corp. Class A	16,140	472,256
*SLM Corp.	10,170	98,649
Smithtown Bancorp, Inc.	14,560	150,696
Somerset Hills Bancorp	2,952	23,350

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
South Financial Group, Inc.	141,466	$113,173
South Street Financial Corp.	897	2,467
*Southcoast Financial Corp.	3,770	16,041
*Southern Community Financial Corp.	14,598	34,013
*Southern Connecticut Bancorp, Inc.	1,300	4,368
*Southern First Bancshares, Inc.	1,788	14,036
Southern Missouri Bancorp, Inc.	499	5,589
Southside Bancshares, Inc.	18,037	374,989
Southwest Bancorp, Inc.	18,807	185,061
*Southwest Georgia Financial Corp.	1,793	15,061
#*St. Joe Co. (The)	82,198	1,967,820
*StanCorp Financial Group, Inc.	59,442	2,182,116
State Auto Financial Corp.	43,574	708,513
State Bancorp, Inc.	17,248	131,775
State Street Corp.	166,570	6,992,609
StellarOne Corp.	26,194	277,918
Sterling Bancorp	38,274	257,584
Sterling Bancshares, Inc.	92,237	513,760
#*Sterling Financial Corp.	52,898	42,318
*Stewart Information Services Corp.	15,979	142,852
*Stifel Financial Corp.	27,102	1,408,220
*Stratus Properties, Inc.	6,176	58,672
Student Loan Corp.	17,216	723,933
Suffolk Bancorp	10,950	306,162
*Sun American Bancorp	2,483	497
*Sun Bancorp, Inc.	29,233	118,686
SunTrust Banks, Inc.	202,621	3,872,087
#*Superior Bancorp	5,475	11,607
Susquehanna Bancshares, Inc.	119,457	658,208
*Sussex Bancorp	1,931	8,564
#*SVB Financial Group	37,040	1,527,900
SWS Group, Inc.	31,623	423,116
#*Synovus Financial Corp.	290,288	644,439
T. Rowe Price Group, Inc.	22,950	1,118,354
*Taylor Capital Group, Inc.	10,012	57,068
#TCF Financial Corp.	139,401	1,649,114
*TD Ameritrade Holding Corp.	186,903	3,607,228
Teche Holding Co.	1,290	40,054
*Tejon Ranch Co.	17,070	444,844
•#Teton Advisors, Inc.	95	—
*Texas Capital Bancshares, Inc.	39,688	578,254
TF Financial Corp.	1,847	34,354
TFS Financial Corp.	64,383	750,706
Thomas Properties Group, Inc.	17,974	54,461
*Thomas Weisel Partners Group, Inc.	33,713	152,720
#*TIB Financial Corp.	6,194	6,566
*Tidelands Bancshares, Inc.	551	1,928
*TierOne Corp.	16,144	32,127
Timberland Bancorp, Inc.	5,508	25,172
Tompkins Financial Corp.	10,300	446,711
#Torchmark Corp.	32,810	1,332,086
*Tower Bancorp, Inc.	1,100	24,816
*Tower Financial Corp.	1,125	5,108
#Tower Group, Inc.	36,823	905,109
#TowneBank	25,433	293,497
#*TradeStation Group, Inc.	56,246	434,219
Transatlantic Holdings, Inc.	57,679	2,912,790
Travelers Cos., Inc. (The)	240,418	11,970,412
*Tree.com, Inc.	10,426	81,427
#*Triad Guaranty, Inc.	4,076	2,869
#TriCo Bancshares	15,844	231,639

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
TrustCo Bank Corp.	69,375	$412,781
#Trustmark Corp.	73,506	1,392,939
#U.S. Bancorp	189,595	4,402,396
#UCBH Holdings, Inc.	92,911	91,053
#UMB Financial Corp.	41,100	1,634,547
Umpqua Holdings Corp.	59,620	590,834
Unico American Corp.	100	998
Union Bankshares Corp.	15,553	191,613
Union Bankshares, Inc.	1,735	27,760
*United America Indemnity, Ltd.	11,163	78,253
United Bancshares, Inc.	1,986	19,939
#United Bankshares, Inc.	48,800	871,080
United Community Bancorp	1,300	8,496
*United Community Banks, Inc.	47,954	194,693
*United Community Financial Corp.	10,564	15,846
United Financial Bancorp, Inc.	23,125	297,156
United Fire & Casualty Co.	53,432	933,991
*United PanAm Financial Corp.	13,344	40,032
#*United Security Bancshares	6,521	16,302
United Western Bancorp, Inc.	6,086	22,336
Unitrin, Inc.	86,420	1,693,832
*Unity Bancorp, Inc.	2,979	12,184
Universal Insurance Holdings, Inc.	47,676	253,160
Univest Corp. of Pennsylvania	13,939	268,047
Unum Group	291,024	5,805,929
*Validus Holdings, Ltd.	106,363	2,690,984
Valley National Bancorp	138,836	1,843,742
ViewPoint Financial Group	25,711	344,527
*Virginia Commerce Bancorp, Inc.	16,758	67,367
*Virtus Investment Partners, Inc.	95	1,393
VIST Financial Corp.	4,057	23,531
W. R. Berkley Corp.	100,867	2,493,432
*Waccamaw Bankshares, Inc.	432	1,719
#Waddell & Reed Financial, Inc.	21,545	604,553
Wainwright Bank & Trust Co.	5,434	36,353
Washington Banking Co.	7,608	71,667
#Washington Federal, Inc.	116,660	2,000,719
Washington Trust Bancorp, Inc.	16,814	252,546
*Waterstone Financial, Inc.	17,872	60,944
Wayne Savings Bancshares, Inc.	1,615	9,528
Webster Financial Corp.	70,334	795,478
Wells Fargo & Co.	1,945,537	53,541,178
WesBanco, Inc.	29,138	412,303
Wesco Financial Corp.	4,594	1,506,832
West Bancorporation	23,067	101,495
West Coast Bancorp	17,369	40,122
#Westamerica Bancorporation	20,400	975,120
*Western Alliance Bancorp	58,604	254,927
#Westwood Holdings Group, Inc.	4,043	142,677
White Mountains Insurance Group, Ltd.	9,308	2,887,062
#Whitney Holding Corp.	88,786	712,952
Wilber Corp.	5,599	37,625
#Wilmington Trust Corp.	69,185	833,679
#Wilshire Bancorp, Inc.	33,196	233,700
Wintrust Financial Corp.	27,300	770,133
#*World Acceptance Corp.	24,217	607,605
WSB Holdings, Inc.	8,451	18,508
WVS Financial Corp.	2,157	32,873
Yadkin Valley Financial Corp.	13,080	48,134
Zenith National Insurance Corp.	45,150	1,288,130
#Zions Bancorporation	127,575	1,806,462

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*ZipRealty, Inc.	21,331	$79,991

Total Financials		735,894,726

Health Care — (8.8%)
*A.D.A.M., Inc.	3,604	11,821
#*Abaxis, Inc.	19,554	446,222
Abbott Laboratories	120,164	6,076,693
*ABIOMED, Inc.	28,770	260,369
#*Abraxis Bioscience, Inc.	9,780	305,332
*Acadia Pharmaceuticals, Inc.	28,754	37,380
*Accelr8 Technology Corp.	2,183	2,794
*Accelrys, Inc.	32,596	176,996
*Accuray, Inc.	66,830	385,609
*Achillion Pharmaceuticals, Inc.	7,900	13,114
*Acorda Therapeutics, Inc.	11,055	240,225
*Adeona Pharmaceuticals, Inc.	1,000	600
*Adolor Corp.	53,011	76,866
*ADVENTRX Pharmaceuticals, Inc.	15,381	1,692
Aetna, Inc.	184,690	4,807,481
*Affymax, Inc.	10,538	212,235
#*Affymetrix, Inc.	83,820	438,379
*Air Methods Corp.	14,581	445,304
#*Akorn, Inc.	23,203	33,644
*Albany Molecular Research, Inc.	17,224	140,203
*Alexion Pharmaceuticals, Inc.	18,088	803,288
*Alexza Pharmaceuticals, Inc.	40,619	86,925
*Align Technology, Inc.	54,710	860,041
*Alkermes, Inc.	79,817	636,142
Allergan, Inc.	31,737	1,785,206
*Alliance HealthCare Services, Inc.	44,400	241,536
*Allied Healthcare International, Inc.	47,289	125,789
*Allied Healthcare Products, Inc.	4,008	21,924
*Allion Healthcare, Inc.	32,440	208,914
#*Allos Therapeutics, Inc.	38,881	219,678
#*Allscripts-Misys Healthcare Solutions, Inc.	48,410	943,995
*Almost Family, Inc.	6,332	192,176
#*Alnylam Pharmaceuticals, Inc.	19,403	330,627
*Alphatec Holdings, Inc.	59,676	285,251
*AMAG Pharmaceuticals, Inc.	15,293	577,770
#*Amedisys, Inc.	28,283	1,125,381
America Services Group, Inc.	10,914	143,192
*American Dental Partners, Inc.	15,020	178,588
#*American Medical Systems Holdings, Inc.	87,260	1,345,549
*American Shared Hospital Services	2,089	5,431
*AMERIGROUP Corp.	55,038	1,213,588
AmerisourceBergen Corp.	193,142	4,278,095
*Amgen, Inc.	106,800	5,738,364
*AMICAS, Inc.	32,099	101,112
#*Amicus Therapeutics, Inc.	607	2,331
*AMN Healthcare Services, Inc.	38,569	320,894
*Amsurg Corp.	37,556	791,305
*Amylin Pharmaceuticals, Inc.	48,087	530,880
*Anadys Pharmaceuticals, Inc.	11,796	23,002
Analogic Corp.	14,371	536,613
*Anesiva, Inc.	16,928	2,631
*AngioDynamics, Inc.	29,364	443,396
*Anika Therapeutics, Inc.	10,864	79,524
*Animal Health International, Inc.	300	729
*Antigenics, Inc.	36,724	36,724
*AP Pharma, Inc.	250	198
*ARCA Biopharma, Inc.	2,015	5,340

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Arcadia Resources, Inc.	31,961	$25,249
*Ardea Biosciences, Inc.	3,482	47,007
*Arena Pharmaceuticals, Inc.	88,401	312,056
*Ariad Pharmaceuticals, Inc.	40,700	73,260
*Arqule, Inc.	29,200	97,820
*Array BioPharma, Inc.	37,816	67,691
*Arrhythmia Research Technology, Inc.	1,790	7,357
*ArthroCare Corp.	18,956	360,164
*ARYx Therapeutics, Inc.	9,494	23,735
*Aspect Medical Systems, Inc.	17,448	209,027
*Assisted Living Concepts, Inc.	11,548	239,275
*athenahealth, Inc.	5,961	224,193
*AtriCure, Inc.	14,241	58,103
#Atrion Corp.	1,300	153,933
*ATS Medical, Inc.	88,076	236,924
*Auxilium Pharmaceuticals, Inc.	11,761	370,001
*AVANIR Pharmaceuticals, Inc.	9,475	17,339
*AVI BioPharma, Inc.	14,429	21,211
*Avigen, Inc.	16,279	23,116
Bard (C.R.), Inc.	7,500	563,025
Baxter International, Inc.	39,400	2,129,964
Beckman Coulter, Inc.	35,847	2,306,038
Becton Dickinson & Co.	19,580	1,338,489
*Bioanalytical Systems, Inc.	2,068	2,337
*BioClinica, Inc.	15,357	68,492
#*BioCryst Pharmaceuticals, Inc.	33,426	298,494
*Biodel, Inc.	22,893	95,693
*BioForm Medical, Inc.	4,626	16,746
*Biogen Idec, Inc.	62,200	2,620,486
#*BioLase Technology, Inc.	5,000	9,300
#*BioMarin Pharmaceutical, Inc.	29,300	455,908
*BioMimetic Therapeutics, Inc.	23,051	269,004
*Bio-Rad Laboratories, Inc.	18,873	1,687,057
*Bio-Rad Laboratories, Inc. Class B	1,482	133,721
#*Bio-Reference Laboratories, Inc.	9,498	307,070
*BioSante Pharmaceuticals, Inc.	7,594	11,543
*BioScrip, Inc.	49,512	373,320
*BioSpecifics Technologies Corp.	500	15,250
*BioSphere Medical, Inc.	10,828	30,643
*BMP Sunstone Corp.	10,176	37,041
*Boston Scientific Corp.	600,721	4,877,855
*Bovie Medical Corp.	8,100	64,881
Bristol-Myers Squibb Co.	163,806	3,570,971
*Brookdale Senior Living, Inc.	132,403	2,229,667
*Bruker BioSciences Corp.	55,973	606,747
#*BSD Medical Corp.	7,639	17,722
#*Cadence Pharmaceuticals, Inc.	24,375	220,106
*Caliper Life Sciences, Inc.	42,453	93,821
*Cambrex Corp.	34,584	207,504
*Candela Corp.	10,600	32,966
*Cantel Medical Corp.	21,575	346,495
*Capital Senior Living Corp.	29,370	155,367
*Caraco Pharmaceutical Laboratories, Ltd.	11,072	40,745
*Cardiac Science Corp.	20,757	72,650
#*Cardica, Inc.	3,013	3,766
Cardinal Health, Inc.	139,827	3,962,697
*Cardiovascular Systems, Inc.	5,733	28,034
*CareFusion Corp.	66,786	1,494,003
*Catalyst Health Solutions, Inc.	39,084	1,226,065
*Catalyst Pharmaceutical Partners, Inc.	2,490	1,869
*Celera Corp.	90,741	561,687

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Celgene Corp.	34,157	$1,743,715
*Celldex Therapeutics, Inc.	6,296	27,451
*Celsion Corp.	7,425	23,092
*Centene Corp.	51,090	910,935
*Cephalon, Inc.	20,535	1,120,800
#*Cepheid, Inc.	28,300	375,541
#*Cerner Corp.	30,900	2,349,636
*Cerus Corp.	24,244	40,730
*Charles River Laboratories International, Inc.	66,596	2,432,086
Chemed Corp.	24,381	1,104,947
Cigna Corp.	107,854	3,002,655
*Clinical Data, Inc.	21,570	340,375
*Columbia Laboratories, Inc.	9,859	9,169
#*CombiMatrix Corp.	7,394	46,952
*CombinatoRx, Inc.	26,570	31,087
#*Community Health Systems, Inc.	129,579	4,053,231
#Computer Programs & Systems, Inc.	5,080	214,579
*Conceptus, Inc.	30,100	527,954
*CONMED Corp.	32,277	683,950
*Continucare Corp.	58,428	153,081
#Cooper Cos., Inc.	53,403	1,495,818
*Cornerstone Therapeutics, Inc.	2,272	12,723
*Corvel Corp.	14,931	425,534
#*Covance, Inc.	15,700	811,376
*Coventry Health Care, Inc.	138,540	2,747,248
*CPEX Pharmaceuticals, Inc.	1,424	13,144
*Cross Country Healthcare, Inc.	18,472	152,579
*CryoLife, Inc.	32,800	196,800
*Cubist Pharmaceuticals, Inc.	44,650	756,371
*Curis, Inc.	4,000	7,960
*Cutera, Inc.	15,596	140,520
#*Cyberonics, Inc.	21,390	309,299
*Cyclacel Pharmaceuticals, Inc.	15,929	13,858
*Cynosure, Inc.	10,074	100,941
*Cypress Bioscience, Inc.	48,807	299,675
*Cytokinetics, Inc.	71,615	228,452
*Cytomedix, Inc.	855	402
*Cytori Therapeutics, Inc.	27,514	90,521
*DaVita, Inc.	44,632	2,366,835
Daxor Corp.	5,407	73,265
#*Dendreon Corp.	48,246	1,219,176
#DENTSPLY International, Inc.	8,400	276,864
*DepoMed, Inc.	19,344	60,160
#*Dexcom, Inc.	31,156	213,730
*Dialysis Corp. of America	8,386	57,863
*Digirad Corp.	13,700	33,565
*Dionex Corp.	8,522	578,473
#*Discovery Laboratories, Inc.	15,472	14,389
*Durect Corp.	40,784	86,054
#*DUSA Pharmaceuticals, Inc.	3,939	4,412
*Dyax Corp.	60,511	190,005
*Dynacq Healthcare, Inc.	3,225	10,385
*Dynavax Technologies Corp.	26,773	33,199
*Eclipsys Corp.	55,904	1,048,200
#*Edwards Lifesciences Corp.	33,575	2,583,261
Eli Lilly & Co.	92,365	3,141,334
*Emergent BioSolutions, Inc.	30,945	446,227
#*Emeritus Corp.	41,705	778,215
*Emisphere Technologies, Inc.	15,800	8,532
*Encision, Inc.	900	1,215
*Endo Pharmaceuticals Holdings, Inc.	110,038	2,464,851

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
•*Endo Pharmaceuticals Solutions	64,970	$64,320
*Endologix, Inc.	36,686	174,625
Ensign Group, Inc.	7,629	112,757
*EnteroMedics, Inc.	3,500	1,978
*ENTREMED, Inc.	4,300	3,225
*Enzo Biochem, Inc.	17,105	94,249
#*Enzon Pharmaceuticals, Inc.	37,616	315,598
*eResearch Technology, Inc.	55,335	409,479
*ev3, Inc.	115,382	1,359,200
*Exact Sciences Corp.	15,692	38,759
*Exactech, Inc.	14,864	222,960
*Exelixis, Inc.	86,535	526,133
*Express Scripts, Inc.	24,500	1,958,040
*Facet Biotech Corp.	4,017	68,811
*Five Star Quality Care, Inc.	37,125	128,081
*Forest Laboratories, Inc.	140,218	3,879,832
*Fresenius Kabi Pharmaceuticals Holding, Inc.	78,618	36,557
*Genomic Health, Inc.	12,203	226,610
*Genoptix, Inc.	4,800	166,992
*Gen-Probe, Inc.	10,800	450,576
*Gentiva Health Services, Inc.	57,592	1,382,208
#*GenVec, Inc.	16,600	12,450
*Genzyme Corp.	33,336	1,686,802
*Geron Corp.	89,111	544,468
*Gilead Sciences, Inc.	60,524	2,575,296
#*Greatbatch, Inc.	28,406	558,746
#*GTx, Inc.	17,440	156,611
*Haemonetics Corp.	22,600	1,163,900
*Halozyme Therapeutics, Inc.	41,343	250,539
#*Hana Biosciences, Inc.	7,200	3,888
*Hanger Orthopedic Group, Inc.	38,657	535,013
*Hansen Medical, Inc.	5,168	13,230
*Harvard Bioscience, Inc.	32,095	116,184
*Health Fitness Corp.	8,767	52,427
*Health Grades, Inc.	17,785	77,187
*Health Management Associates, Inc.	151,700	925,370
*Health Net, Inc.	133,177	1,985,669
#*HEALTHSOUTH Corp.	69,018	1,008,353
*HealthSpring, Inc.	46,345	664,124
*HealthStream, Inc.	20,689	79,446
*HealthTronics, Inc.	39,136	89,621
*Healthways, Inc.	37,109	596,713
#*Helicos BioSciences Corp.	24,600	46,494
#*Henry Schein, Inc.	55,272	2,920,020
Hill-Rom Holdings, Inc.	76,100	1,490,799
*Hi-Tech Pharmacal Co., Inc.	13,336	243,249
*HMS Holdings Corp.	25,148	1,079,604
*Hollis-Eden Pharmaceuticals, Inc.	9,100	4,646
*Hologic, Inc.	205,123	3,031,718
*Home Diagnostics, Inc.	12,223	76,394
*Hooper Holmes, Inc.	36,502	27,376
*Hospira, Inc.	48,100	2,147,184
#*Human Genome Sciences, Inc.	62,326	1,164,873
*Humana, Inc.	96,552	3,628,424
#*Hythiam, Inc.	3,408	1,465
*iBioPharma, Inc.	1,529	1,544
*ICU Medical, Inc.	17,234	603,190
*Idenix Pharmaceuticals, Inc.	28,126	62,440
*Idera Pharmaceuticals, Inc.	10,905	58,233
*IDEXX Laboratories, Inc.	10,374	530,319
*I-Flow Corp.	28,228	356,237

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Illumina, Inc.	16,130	$517,773
*Immucor, Inc.	20,800	371,904
*ImmunoGen, Inc.	28,579	191,194
*Immunomedics, Inc.	25,300	90,068
*Impax Laboratories, Inc.	43,122	382,923
IMS Health, Inc.	33,256	545,066
*Incyte Corp.	84,250	496,232
*Infinity Pharmaceuticals, Inc.	17,392	97,047
#*Inovio Biomedical Corp.	19,500	20,085
*Inspire Pharmaceuticals, Inc.	32,080	143,398
*Insulet Corp.	24,300	269,730
*Integra LifeSciences Holdings Corp.	31,840	972,394
*IntegraMed America, Inc.	8,605	73,142
*Interleukin Genetics, Inc.	6,530	6,008
*InterMune, Inc.	33,098	399,824
*Intuitive Surgical, Inc.	3,400	837,590
#Invacare Corp.	40,711	913,148
*InVentiv Health, Inc.	38,403	652,083
*Inverness Medical Innovations, Inc.	92,348	3,510,147
#*IPC The Hospitalist Co.	13,672	414,262
*Iridex Corp.	2,386	4,891
*IRIS International, Inc.	21,582	218,841
#*Isis Pharmaceuticals, Inc.	33,500	424,445
*ISTA Pharmaceuticals, Inc.	27,037	98,955
*IVAX Diagnostics, Inc.	925	536
#*Javelin Pharmaceuticals, Inc.	13,200	17,424
#*Jazz Pharmaceuticals, Inc.	27,030	169,748
Johnson & Johnson	294,829	17,409,652
*Kendle International, Inc.	13,500	227,880
*Kensey Nash Corp.	15,195	363,312
*Keryx Biopharmaceuticals, Inc.	16,500	33,000
Kewaunee Scientific Corp.	1,606	20,814
*Kindred Healthcare, Inc.	25,500	374,850
#*Kinetic Concepts, Inc.	60,694	2,014,434
*King Pharmaceuticals, Inc.	298,563	3,024,443
#*K-V Pharmaceutical Co.	32,405	123,139
*K-V Pharmaceutical Co. Class B	5,882	25,116
*La Jolla Pharmaceutical Co.	7,578	576
*Laboratory Corp. of America Holdings	19,800	1,364,022
Landauer, Inc.	4,450	230,466
*Lannet Co., Inc.	27,571	185,277
*LCA-Vision, Inc.	20,800	93,600
*LeMaitre Vascular, Inc.	3,000	12,810
*Lexicon Pharmaceuticals, Inc.	81,051	106,177
#*LHC Group, Inc.	17,320	483,401
*Life Technologies Corp.	103,913	4,901,576
#*LifePoint Hospitals, Inc.	68,805	1,949,246
*Ligand Pharmaceuticals, Inc. Class B	94,316	160,337
#*Lincare Holdings, Inc.	76,167	2,392,405
#*Luminex Corp.	40,198	591,715
*Luna Innovations, Inc.	6,251	7,314
*Magellan Health Services, Inc.	43,782	1,406,716
*MAKO Surgical Corp.	8,666	78,427
#*Mannkind Corp.	92,070	480,605
*MAP Pharmaceuticals, Inc.	2,100	17,262
*Martek Biosciences Corp.	39,034	701,051
*Matrixx Initiatives, Inc.	10,661	47,974
*Maxygen, Inc.	48,995	273,392
McKesson Corp.	47,200	2,772,056
*MDRNA, Inc.	3,600	3,744
*MedAssets, Inc.	49,166	1,078,702

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MedCath Corp.	21,614	$177,451
*Medco Health Solutions, Inc.	47,292	2,654,027
*Medical Action Industries, Inc.	19,884	217,531
*Medical Staffing Network Holdings, Inc.	15,229	9,594
*Medicines Co. (The)	43,850	315,282
*MediciNova, Inc.	1,300	8,066
Medicis Pharmaceutical Corp. Class A	69,655	1,474,596
#*Medivation, Inc.	15,750	401,940
*Mednax, Inc.	44,727	2,322,226
MedQuist, Inc.	10,969	63,401
*MEDTOX Scientific, Inc.	7,699	76,836
Medtronic, Inc.	87,525	3,124,642
#Merck & Co., Inc.	153,484	4,747,260
*Merge Healthcare, Inc.	25,989	93,041
Meridian Bioscience, Inc.	18,250	404,968
*Merit Medical Systems, Inc.	32,383	549,863
*Metabasis Therapeutics, Inc.	17,603	6,867
*Metabolix, Inc.	17,699	179,468
*Metropolitan Health Networks, Inc.	44,004	89,768
*Mettler Toledo International, Inc.	11,500	1,121,250
*Micromet, Inc.	25,225	128,900
*Micrus Endovascular Corp.	7,828	92,527
*MiddleBrook Pharmaceuticals, Inc.	15,143	14,840
#*Millipore Corp.	9,650	646,646
*Misonix, Inc.	5,191	13,185
#*Molecular Insight Pharmaceuticals, Inc.	21,692	104,122
#*Molina Healthcare, Inc.	33,684	630,564
*Momenta Pharmaceuticals, Inc.	31,500	287,280
*MTS Medication Technologies, Inc.	2,178	11,946
*MWI Veterinary Supply, Inc.	14,534	514,504
#*Mylan, Inc.	175,100	2,843,624
*Myriad Genetics, Inc.	39,600	961,488
*Myriad Pharmaceuticals, Inc.	9,900	54,648
*Nabi Biopharmaceuticals	65,032	211,354
*Nanosphere, Inc.	10,080	67,334
*National Dentex Corp.	3,312	26,496
National Healthcare Corp.	14,093	506,925
National Research Corp.	4,136	95,418
*Natus Medical, Inc.	32,300	448,647
*Nektar Therapeutics	74,805	607,417
*Neogen Corp.	14,810	469,477
*Neurocrine Biosciences, Inc.	42,212	93,711
*Neurogen Corp.	21,993	3,629
*NeurogesX, Inc.	8,021	63,286
#*Neurometrix, Inc.	4,800	12,480
*Nighthawk Radiology Holdings, Inc.	32,171	192,704
*NMT Medical, Inc.	8,604	14,541
#*NovaMed, Inc.	24,127	97,232
#*Novavax, Inc.	48,240	185,242
*NPS Pharmaceuticals, Inc.	42,900	135,993
#*NuVasive, Inc.	15,033	545,548
*NxStage Medical, Inc.	56,308	314,199
*Obagi Medical Products, Inc.	24,412	249,491
*Odyssey Healthcare, Inc.	40,739	567,902
Omnicare, Inc.	114,867	2,489,168
*Omnicell, Inc.	40,265	396,208
*OncoGenex Pharmaceutical, Inc.	1,700	49,487
*Oncothyreon, Inc.	8,655	30,552
#*Onyx Pharmaceuticals, Inc.	15,718	418,099
*Optimer Pharmaceuticals, Inc.	14,798	171,065
*OraSure Technologies, Inc.	59,567	194,188

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Orchid Cellmark, Inc.	19,239	$29,436
*Ore Pharmaceutical Holdings, Inc.	2,488	1,543
*Orexigen Therapeutics, Inc.	15,959	103,095
*Orthologic Corp.	2,952	2,037
*Orthovita, Inc.	37,327	130,644
#*OSI Pharmaceuticals, Inc.	17,000	547,740
#*Osiris Therapeutics, Inc.	24,008	152,451
*Osteotech, Inc.	18,047	77,963
*OTIX Global, Inc.	20,307	17,464
Owens & Minor, Inc.	31,544	1,289,834
*OXiGENE, Inc.	14,996	16,945
*Pain Therapeutics, Inc.	44,821	227,242
*Palatin Technologies, Inc.	8,615	2,757
*Palomar Medical Technologies, Inc.	23,863	242,448
*Par Pharmaceutical Cos., Inc.	41,779	876,106
*Parexel International Corp.	62,500	782,500
#*Patterson Cos., Inc.	21,233	542,078
*PDI, Inc.	11,102	55,732
#PDL BioPharma, Inc.	96,379	810,547
*Penwest Pharmaceuticals Co.	8,489	18,336
PerkinElmer, Inc.	145,633	2,710,230
#Perrigo Co.	60,007	2,231,660
Pfizer, Inc.	2,232,446	38,018,555
*PharmAthene, Inc.	9,200	34,040
*PharMerica Corp.	38,393	592,404
*Phase Forward, Inc.	45,666	598,681
*PHC, Inc.	13,963	14,242
#*Poniard Pharmaceuticals, Inc.	15,150	99,232
*Pozen, Inc.	14,400	81,792
*Progenics Pharmaceuticals, Inc.	30,415	127,439
*Prospect Medical Holdings, Inc.	3,120	12,480
*Providence Service Corp.	14,774	184,084
*PSS World Medical, Inc.	58,316	1,179,150
Psychemedics Corp.	1,810	9,792
#*Psychiatric Solutions, Inc.	67,040	1,383,706
*QuadraMed Corp.	4,098	29,915
#Quality Systems, Inc.	9,650	588,843
Quest Diagnostics, Inc.	79,844	4,465,675
*Questcor Pharmaceuticals, Inc.	16,400	74,456
*Quidel Corp.	25,090	358,787
*Quigley Corp.	19,981	41,960
*Radient Pharmaceuticals Corp.	1,900	969
*RadNet, Inc.	26,380	64,103
*Raptor Pharmaceutical Corp.	362	1,249
*Regeneration Technologies, Inc.	59,720	234,102
*Regeneron Pharmaceuticals, Inc.	29,822	468,205
*RegeneRx Biopharmaceuticals, Inc.	5,972	4,061
*RehabCare Group, Inc.	23,773	445,744
*Repligen Corp.	39,712	193,795
#*Repros Therapeutics, Inc.	8,625	8,021
*Res-Care, Inc.	36,304	436,737
*ResMed, Inc.	17,963	883,959
*Retractable Technologies, Inc.	7,725	13,132
#*Rigel Pharmaceuticals, Inc.	19,900	127,559
*Rochester Medical Corp.	13,631	137,809
*Rockwell Medical Technologies, Inc.	12,273	82,843
*Salix Pharmaceuticals, Ltd.	55,340	1,017,703
*Sangamo BioSciences, Inc.	28,218	150,120
*Santarus, Inc.	21,250	65,662
*Savient Pharmaceuticals, Inc.	29,804	375,530
Schering-Plough Corp.	102,500	2,890,500

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*SciClone Pharmaceuticals, Inc.	45,482	$111,886
*SCOLR Pharma, Inc.	4,500	2,070
*Seattle Genetics, Inc.	40,740	369,919
*SenoRx, Inc.	14,292	56,596
#*Sequenom, Inc.	20,540	56,690
*SeraCare Life Sciences, Inc.	519	1,204
#*Sirona Dental Systems, Inc.	59,452	1,599,853
*Skilled Healthcare Group, Inc.	10,200	82,008
*Solta Medical, Inc.	2,700	5,967
*Somanetics Corp.	15,147	226,448
#*Somaxon Pharmaceuticals, Inc.	10,200	20,604
*SonoSite, Inc.	21,808	540,620
Span-American Medical System, Inc.	3,812	52,644
*Spectranetics Corp.	37,722	215,015
#*Spectrum Pharmaceuticals, Inc.	33,000	136,950
*SRI/Surgical Express, Inc.	3,584	8,458
*St. Jude Medical, Inc.	23,560	802,925
#*Staar Surgical Co.	29,360	113,330
*StemCells, Inc.	50,865	57,986
*Stereotaxis, Inc.	35,232	127,188
#Steris Corp.	53,542	1,566,639
*Strategic Diagnostics, Inc.	17,725	29,955
Stryker Corp.	36,913	1,697,998
*Sucampo Pharmaceuticals, Inc.	9,764	42,669
*Sun Healthcare Group, Inc.	55,175	500,989
*SunLink Health Systems, Inc.	1,200	2,820
*Sunrise Senior Living, Inc.	56,657	235,693
*SuperGen, Inc.	55,296	129,393
#*SurModics, Inc.	17,259	442,003
*Symmetry Medical, Inc.	41,065	328,520
*Synovis Life Technologies, Inc.	13,560	163,534
*Synta Pharmaceuticals Corp.	13,373	36,776
*Targacept, Inc.	35,566	666,862
Techne Corp.	12,700	793,877
Teleflex, Inc.	50,783	2,526,454
*Telik, Inc.	6,272	4,967
*Tenet Healthcare Corp.	151,100	773,632
*Theragenics Corp.	22,613	30,528
*Theravance, Inc.	37,001	516,904
*Thermo Fisher Scientific, Inc.	170,400	7,668,000
*Thoratec Corp.	40,530	1,064,318
*Tomotherapy, Inc.	13,384	44,435
*TranS1, Inc.	18,183	72,187
*Transcend Services, Inc.	3,350	61,138
#*Transcept Pharmaceuticals, Inc.	2,023	11,106
*Trimeris, Inc.	17,500	62,300
#*Triple-S Management Corp.	21,700	362,390
*Trubion Pharmaceuticals, Inc.	4,801	20,932
*U.S. Physical Therapy, Inc.	13,381	187,869
*United Therapeutics Corp.	18,870	802,730
UnitedHealth Group, Inc.	468,620	12,160,689
*Universal American Corp.	65,320	653,200
Universal Health Services, Inc.	63,016	3,506,840
*Urologix, Inc.	4,079	4,732
*Uroplasty, Inc.	1,867	2,726
Utah Medical Products, Inc.	3,593	105,059
#*Valeant Pharmaceuticals International	70,700	2,078,580
*Vanda Pharmaceuticals, Inc.	10,400	106,080
#*Varian Medical Systems, Inc.	5,975	244,856
*Varian, Inc.	34,734	1,778,381
*Vascular Solutions, Inc.	16,285	125,720

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*VCA Antech, Inc.	13,000	$309,660
#*Vertex Pharmaceuticals, Inc.	16,768	562,734
*Vical, Inc.	58,369	179,777
*Viropharma, Inc.	72,524	546,831
#*Virtual Radiologic Corp.	15,366	197,453
*Vital Images, Inc.	18,848	215,056
#*Vivus, Inc.	54,209	428,251
#*Volcano Corp.	47,273	678,368
*Warner Chilcott P.L.C.	10,548	233,638
*Waters Corp.	12,868	739,009
*Watson Pharmaceuticals, Inc.	95,501	3,287,144
*WellCare Health Plans, Inc.	26,200	684,606
*WellPoint, Inc.	211,328	9,881,697
#West Pharmaceutical Services, Inc.	35,900	1,416,973
#*Wright Medical Group, Inc.	41,309	671,271
*XenoPort, Inc.	8,390	140,197
Young Innovations, Inc.	8,576	202,822
*Zimmer Holdings, Inc.	47,616	2,503,173
*Zoll Medical Corp.	24,408	474,003
*Zymogenetics, Inc.	56,719	263,743

Total Health Care		382,343,986

Industrials — (11.3%)
*3D Systems Corp.	26,271	231,710
3M Co.	58,200	4,281,774
A.O. Smith Corp.	28,170	1,116,377
#AAON, Inc.	19,239	346,494
*AAR Corp.	46,866	919,042
ABM Industries, Inc.	60,085	1,128,396
*Acacia Technologies Group	26,278	199,713
*Access to Money, Inc.	4,491	1,684
*ACCO Brands Corp.	50,400	305,424
*Accuride Corp.	13,740	2,748
Aceto Corp.	30,290	167,807
*Active Power, Inc.	8,300	9,628
#Actuant Corp.	58,126	907,347
#Acuity Brands, Inc.	42,527	1,346,405
Administaff, Inc.	24,300	603,126
#*Advisory Board Co. (The)	13,807	340,204
*Aecom Technology Corp.	34,620	873,809
*AeroCentury Corp.	584	11,972
*Aerosonic Corp.	1,200	5,412
*AeroVironment, Inc.	16,786	447,515
*AGCO Corp.	72,482	2,037,469
*Air Transport Services Group, Inc.	71,512	185,216
Aircastle, Ltd.	89,475	708,642
#*AirTran Holdings, Inc.	137,666	582,327
Alamo Group, Inc.	10,932	149,768
*Alaska Air Group, Inc.	46,100	1,185,692
Albany International Corp.	28,674	477,709
Alexander & Baldwin, Inc.	57,632	1,661,531
*Allegiant Travel Co.	15,085	568,855
#*Alliant Techsystems, Inc.	11,000	855,580
*Allied Defense Group, Inc.	8,042	50,665
*Altra Holdings, Inc.	30,446	267,011
*Amerco, Inc.	21,895	925,502
#*American Commercial Lines, Inc.	7,900	169,455
American Ecology Corp.	17,870	296,999
American Railcar Industries, Inc.	13,930	139,300
*American Reprographics Co.	52,075	312,450
American Science & Engineering, Inc.	8,570	566,648

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*American Superconductor Corp.	19,800	$663,696
American Woodmark Corp.	16,764	329,748
Ameron International Corp.	10,838	639,225
Ametek, Inc.	15,700	547,773
Ampco-Pittsburgh Corp.	11,728	315,483
*AMR Corp.	198,720	1,071,101
*AMREP Corp.	7,977	97,080
*APAC Customer Services, Inc.	18,341	118,299
#Apogee Enterprises, Inc.	31,004	410,493
*Applied Energetics, Inc.	32,000	12,160
Applied Industrial Technologies, Inc.	47,902	969,057
#Applied Signal Technologies, Inc.	15,927	326,344
*Argan, Inc.	13,576	167,664
*Argon ST, Inc.	26,052	484,567
#Arkansas Best Corp.	30,169	778,964
*Armstrong World Industries, Inc.	40,539	1,510,078
#*Arotech Corp.	5,156	10,157
#*Astec Industries, Inc.	26,389	606,947
*Astronics Corp.	4,757	39,436
*Astronics Corp. Class B	739	6,248
*AT Cross Co.	4,783	17,936
*ATC Technology Corp.	24,587	513,868
*Atlas Air Worldwide Holdings, Inc.	22,700	596,783
*Avalon Holding Corp. Class A	1,202	3,005
Avery Dennison Corp.	55,195	1,967,702
#*Avis Budget Group, Inc.	116,337	977,231
#*AZZ, Inc.	14,034	480,805
B.F. Goodrich Co.	59,500	3,233,825
#Badger Meter, Inc.	14,700	547,869
*Baker (Michael) Corp.	10,147	362,248
#Baldor Electric Co.	54,969	1,420,949
*Baldwin Technology Co., Inc. Class A	11,700	20,826
Barnes Group, Inc.	57,756	915,433
Barrett Business Services, Inc.	13,746	159,454
#*BE Aerospace, Inc.	118,257	2,096,697
*Beacon Roofing Supply, Inc.	52,344	751,660
Belden, Inc.	55,050	1,263,398
*Blount International, Inc.	37,992	343,448
*BlueLinx Holdings, Inc.	34,108	99,936
#Boeing Co.	65,884	3,149,255
*Bowne & Co., Inc.	39,818	260,012
Brady Co. Class A	67,166	1,818,855
*Breeze-Eastern Corp.	4,962	29,524
Briggs & Stratton Corp.	61,660	1,153,042
Brink’s Co. (The)	61,800	1,466,514
*Broadwind Energy, Inc.	20,725	121,034
*BTU International, Inc.	7,821	39,731
Bucyrus International, Inc.	74,106	3,291,789
*Builders FirstSource, Inc.	39,508	153,686
Burlington Northern Santa Fe Corp.	139,866	10,534,707
#*C&D Technologies, Inc.	17,892	32,742
#C.H. Robinson Worldwide, Inc.	16,987	936,154
*CAI International, Inc.	14,229	106,718
#*Capstone Turbine Corp.	12,576	14,714
Carlisle Cos., Inc.	76,900	2,386,976
Cascade Corp.	14,672	364,452
*Casella Waste Systems, Inc.	27,869	77,755
#Caterpillar, Inc.	62,300	3,430,238
#*CBIZ, Inc.	93,126	655,607
CDI Corp.	21,686	264,135
*CECO Environmental Corp.	13,096	48,848

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Celadon Group, Inc.	24,215	$236,338
*Cenveo, Inc.	49,485	350,354
*Ceradyne, Inc.	30,382	489,758
*Champion Industries, Inc.	6,873	12,509
*Chart Industries, Inc.	32,736	647,191
*Chase Corp.	10,501	126,012
Chicago Rivet & Machine Co.	257	3,123
Cintas Corp.	95,000	2,630,550
CIRCOR International, Inc.	19,948	543,583
#CLAROC, Inc.	41,430	1,219,285
*Clean Harbors, Inc.	7,700	434,665
#*Coleman Cable, Inc.	3,121	10,830
*Colfax Corp.	23,409	254,690
*Columbus McKinnon Corp.	20,400	337,620
Comfort Systems USA, Inc.	44,866	489,039
*Command Security Corp.	10,654	22,906
*Commercial Vehicle Group, Inc.	19,300	91,289
*Competitive Technologies, Inc.	2,400	5,280
CompX International, Inc.	3,317	23,319
*COMSYS IT Partners, Inc.	22,535	154,365
*Consolidated Graphics, Inc.	12,800	256,768
#*Continental Airlines, Inc.	159,500	1,834,250
Con-way, Inc.	56,459	1,862,582
#Cooper Industries P.L.C.	88,103	3,408,705
*Copart, Inc.	14,848	477,660
*Cornell Cos., Inc.	19,888	454,242
Corporate Executive Board Co.	18,237	437,870
#*Corrections Corp. of America	131,820	3,155,771
#*CoStar Group, Inc.	22,530	874,615
Courier Corp.	21,176	314,040
#*Covanta Holding Corp.	85,118	1,462,327
*Covenant Transportation Group, Inc.	1,280	6,451
*CPI Aerostructures, Inc.	5,950	40,698
*CRA International, Inc.	14,257	352,861
#Crane Co.	56,104	1,562,496
CSX Corp.	156,200	6,588,516
Cubic Corp.	30,874	1,071,637
Cummins, Inc.	87,164	3,753,282
#Curtiss-Wright Corp.	54,114	1,613,679
#Danaher Corp.	44,400	3,029,412
Deere & Co.	45,500	2,072,525
*Delta Air Lines, Inc.	295,300	2,108,442
Deluxe Corp.	25,449	362,139
Diamond Management & Technology Consultants, Inc.	29,969	177,416
*Document Security Systems, Inc.	3,428	9,530
#*Dollar Thrifty Automotive Group, Inc.	25,100	464,601
#Donaldson Co., Inc.	22,171	790,840
Dover Corp.	100,375	3,782,130
Ducommun, Inc.	13,356	227,319
#Dun & Bradstreet Corp. (The)	10,316	789,793
*DXP Enterprises, Inc.	13,318	152,891
*Dycom Industries, Inc.	43,876	433,495
*Dynamex, Inc.	12,169	225,492
Dynamic Materials Corp.	13,618	262,555
*DynCorp International, Inc. Class A	65,875	1,119,875
#*Eagle Bulk Shipping, Inc.	44,256	209,773
Eastern Co.	4,487	71,657
Eaton Corp.	66,604	4,026,212
Ecology & Environment, Inc. Class A	2,575	37,338
*EMCOR Group, Inc.	78,215	1,847,438
Emerson Electric Co.	70,400	2,657,600

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Empire Resources, Inc.	6,900	$10,695
#Encore Wire Corp.	26,925	558,694
#*Ener1, Inc.	73,911	368,816
#*Energy Conversion Devices, Inc.	30,700	330,639
*Energy Focus, Inc.	4,614	3,507
EnergySolutions, Inc.	88,656	739,391
*EnerNOC, Inc.	9,400	270,062
*EnerSys, Inc.	56,170	1,241,357
Ennis, Inc.	30,172	457,106
*EnPro Industries, Inc.	23,266	525,346
*Environmental Tectonics Corp.	1,572	3,537
Equifax, Inc.	78,543	2,150,507
*ESCO Technologies, Inc.	27,158	1,066,766
Espey Manufacturing & Electronics Corp.	4,614	89,512
*Esterline Technologies Corp.	40,445	1,703,139
#*Evergreen Solar, Inc.	90,171	130,748
#Expeditors International of Washington, Inc.	34,200	1,101,924
*Exponent, Inc.	16,442	427,656
*ExpressJet Holdings, Inc.	8,190	24,570
#Fastenal Co.	20,779	716,876
Federal Signal Corp.	55,080	338,191
FedEx Corp.	127,079	9,237,373
*First Advantage Corp.	7,719	135,854
#*First Solar, Inc.	7,100	865,703
*Flanders Corp.	33,425	168,462
*Flow International Corp.	18,715	45,103
#Flowserve Corp.	24,222	2,378,843
Fluor Corp.	18,500	821,770
#*Fortune Industries, Inc.	4,100	4,510
Forward Air Corp.	28,662	611,647
*Franklin Covey Co.	24,855	129,743
Franklin Electric Co., Inc.	27,794	758,220
Freightcar America, Inc.	14,638	345,164
Frozen Food Express Industries, Inc.	2,600	7,540
*FTI Consulting, Inc.	48,800	1,991,528
*Fuel Tech, Inc.	20,227	234,026
#*FuelCell Energy, Inc.	39,918	132,927
*Furmanite Corp.	43,272	154,914
G & K Services, Inc. Class A	13,000	287,950
*Gardner Denver Machinery, Inc.	65,591	2,355,373
GATX Corp.	67,845	1,844,027
#*Genco Shipping & Trading, Ltd.	34,900	694,161
*Gencor Industries, Inc.	1,059	7,942
*GenCorp, Inc.	43,001	319,927
*General Cable Corp.	62,290	1,939,711
General Dynamics Corp.	46,400	2,909,280
General Electric Co.	3,116,591	44,442,588
#*Genesee & Wyoming, Inc.	43,891	1,273,278
*GEO Group, Inc. (The)	59,620	1,260,963
#*GeoEye, Inc.	21,829	553,802
*Gibraltar Industries, Inc.	34,574	374,091
#Gorman-Rupp Co. (The)	18,660	460,715
*GP Strategies Corp.	13,304	93,660
Graco, Inc.	6,387	175,898
*Graftech International, Ltd.	66,000	891,000
Graham Corp.	10,450	148,076
Granite Construction, Inc.	32,888	939,281
Great Lakes Dredge & Dock Corp.	66,640	408,503
*Greenbrier Cos., Inc.	19,930	176,978
*Griffon Corp.	73,703	646,375
*H&E Equipment Services, Inc.	40,045	424,477

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Hardinge, Inc.	8,251	$43,318
Harsco Corp.	96,351	3,034,093
*Hawaiian Holdings, Inc.	81,169	575,488
#Healthcare Services Group, Inc.	32,690	645,628
Heartland Express, Inc.	59,596	810,506
#HEICO Corp.	12,453	473,588
HEICO Corp. Class A	32,831	1,013,165
Heidrick & Struggles International, Inc.	19,847	543,014
*Heritage-Crystal Clean, Inc.	1,700	21,250
*Herley Industries, Inc.	9,004	101,835
Herman Miller, Inc.	18,588	287,185
#*Hertz Global Holdings, Inc.	117,018	1,089,438
#*Hexcel Corp.	115,868	1,274,548
*Hill International, Inc.	40,964	275,278
Hi-Shear Technology Corp.	4,411	84,735
HNI Corp.	52,951	1,393,670
#*Hoku Scientific, Inc.	20,988	46,174
Honeywell International, Inc.	80,175	2,877,481
Horizon Lines, Inc.	34,885	183,146
Houston Wire & Cable Co.	19,561	236,492
*Hub Group, Inc. Class A	35,212	875,370
Hubbell, Inc. Class A	3,603	145,922
#Hubbell, Inc. Class B	48,472	2,061,514
*Hudson Highland Group, Inc.	23,833	77,219
*Hurco Cos., Inc.	5,800	92,220
#*Huron Consulting Group, Inc.	12,498	289,954
*Huttig Building Products, Inc.	17,434	11,506
#*ICF International, Inc.	18,208	521,659
*ICT Group, Inc.	15,860	251,381
#IDEX Corp.	98,109	2,789,239
#*IHS, Inc.	24,515	1,268,896
*II-VI, Inc.	33,540	887,804
Illinois Tool Works, Inc.	77,000	3,535,840
#Ingersoll-Rand P.L.C.	123,045	3,886,992
*InnerWorkings, Inc.	51,371	264,561
*Innotrac Corp.	4,173	13,354
*Innovative Solutions & Support, Inc.	16,654	75,942
*Insituform Technologies, Inc. Class A	44,904	951,965
Insteel Industries, Inc.	19,025	211,558
*Integrated Electrical Services, Inc.	14,770	97,187
*Intelligent Systems Corp.	629	811
Interface, Inc. Class A	67,046	520,277
*Interline Brands, Inc.	36,489	532,739
International Shipholding Corp.	6,445	213,652
*Intersections, Inc.	15,017	85,597
#*Iron Mountain, Inc.	125,321	3,061,592
ITT Industries, Inc.	62,916	3,189,841
J.B. Hunt Transport Services, Inc.	32,900	988,974
#*Jacobs Engineering Group, Inc.	39,295	1,661,786
#*JetBlue Airways Corp.	352,859	1,750,181
John Bean Technologies Corp.	19,360	317,891
#Joy Global, Inc.	18,198	917,361
*Kadant, Inc.	600	7,734
Kaman Corp. Class A	30,416	628,395
#*Kansas City Southern	94,480	2,289,250
#Kaydon Corp.	36,317	1,270,732
KBR, Inc.	62,104	1,271,269
*Kelly Services, Inc. Class A	64,846	718,494
*Kelly Services, Inc. Class B	1,275	15,944
Kennametal, Inc.	95,140	2,241,498
*Key Technology, Inc.	5,606	60,825

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kforce, Inc.	47,134	$552,882
Kimball International, Inc. Class B	24,733	185,498
#*Kirby Corp.	63,355	2,141,399
Knight Transportation, Inc.	81,200	1,302,448
Knoll, Inc.	30,471	298,616
*Korn/Ferry International	56,733	905,459
*Kratos Defense & Security Solutions, Inc.	7,444	80,991
*K-Tron International, Inc.	2,130	202,456
*L.B. Foster Co. Class A	11,826	332,074
L.S. Starrett Co. Class A	4,603	47,181
L-3 Communications Holdings, Inc.	48,195	3,484,017
*LaBarge, Inc.	30,927	343,290
*Ladish Co., Inc.	17,679	229,120
Landstar System, Inc.	7,800	274,872
Lawson Products, Inc.	7,056	109,721
*Layne Christensen Co.	20,620	534,058
*LECG Corp.	22,925	79,091
#Lennox International, Inc.	27,100	912,457
*LGL Group, Inc.	1,499	4,287
Lincoln Electric Holdings, Inc.	50,924	2,415,835
#Lindsay Corp.	12,900	423,507
*LMI Aerospace, Inc.	13,347	143,747
Lockheed Martin Corp.	30,726	2,113,642
LSI Industries, Inc.	42,695	298,438
*Lydall, Inc.	8,400	42,000
*M&F Worldwide Corp.	17,400	370,272
*Magnetek, Inc.	22,575	28,219
*Manitex International, Inc.	2,123	4,288
Manitowoc Co., Inc. (The)	87,800	802,492
Manpower, Inc.	42,700	2,024,407
*Marten Transport, Ltd.	27,329	479,351
Masco Corp.	234,500	2,755,375
*Mastec, Inc.	79,693	940,377
*McDermott International, Inc.	40,175	893,090
McGrath Rentcorp	30,567	603,698
#*Media Sciences International, Inc.	1,103	651
*Metalico, Inc.	48,500	195,940
Met-Pro Corp.	29,174	268,401
*MFRI, Inc.	5,001	33,607
#*Microvision, Inc.	17,533	65,047
*Middleby Corp.	17,669	800,582
*Miller Industries, Inc.	11,167	112,228
#Mine Safety Appliances Co.	42,489	1,083,045
*Mobile Mini, Inc.	41,696	604,592
#*Monster Worldwide, Inc.	144,286	2,095,033
*Moog, Inc.	47,935	1,196,937
*Moog, Inc. Class B	2,600	66,300
*MPS Group, Inc.	87,378	1,181,351
MSC Industrial Direct Co., Inc. Class A	17,300	744,765
Mueller Industries, Inc.	44,369	1,049,771
Mueller Water Products, Inc.	112,962	506,070
Multi-Color Corp.	13,344	177,075
*MYR Group, Inc.	20,772	356,863
NACCO Industries, Inc. Class A	7,476	445,570
National Technical Systems, Inc.	11,231	63,792
*Navigant Consulting, Inc.	56,384	802,908
*Navistar International Corp.	15,530	514,664
*NCI Building Systems, Inc.	16,195	31,742
*NN, Inc.	15,505	68,997
#Nordson Corp.	29,953	1,580,620
Norfolk Southern Corp.	159,358	7,429,270

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*North American Galvanizing & Coating, Inc.	26,226	$131,655
Northrop Grumman Corp.	134,779	6,756,471
#*Northwest Pipe Co.	11,079	333,478
#*Ocean Power Technologies, Inc.	700	4,242
*Old Dominion Freight Line, Inc.	40,294	1,047,241
*Omega Flex, Inc.	8,600	133,730
*On Assignment, Inc.	40,743	246,088
*Orbital Sciences Corp.	53,775	692,622
*Orion Marine Group, Inc.	14,388	273,948
*Oshkosh Truck Corp. Class B	65,311	2,041,622
#Otter Tail Corp.	26,054	606,016
*Owens Corning, Inc.	177,364	3,921,518
*P.A.M. Transportation Services, Inc.	8,286	64,299
#Paccar, Inc.	41,424	1,549,672
*Pacer International, Inc.	26,838	76,757
Pall Corp.	20,800	660,192
*Paragon Technologies, Inc.	900	2,565
Parker Hannifin Corp.	61,407	3,252,115
*Park-Ohio Holdings Corp.	24,610	153,074
*Patrick Industries, Inc.	3,787	7,574
*Patriot Transportation Holding, Inc.	2,676	235,488
*Pemco Aviation Group Inc.	1,411	4,219
Pentair, Inc.	97,003	2,822,787
*PGT, Inc.	10,278	25,387
*Pike Electric Corp.	43,082	540,679
*Pinnacle Airlines Corp.	26,510	159,855
Pitney Bowes, Inc.	17,244	422,478
*Plug Power, Inc.	70,255	60,419
*PMFG, Inc.	13,003	188,153
*Point Blank Solutions, Inc.	600	390
*Polypore International, Inc.	43,968	481,889
Portec Rail Products, Inc.	9,607	83,677
*Powell Industries, Inc.	12,700	467,106
#*Power-One, Inc.	75,575	207,831
*PowerSecure International, Inc.	14,454	120,257
Precision Castparts Corp.	15,838	1,510,628
Preformed Line Products Co.	5,198	200,123
*Protection One, Inc.	18,776	101,015
Providence & Worcester Railroad Co.	2,007	22,328
*Quality Distribution, Inc.	19,438	72,698
Quanex Building Products Corp.	42,208	627,633
#*Quanta Services, Inc.	133,922	2,839,146
#*Quixote Corp.	9,180	18,911
R. R. Donnelley & Sons Co.	157,200	3,156,576
#Raven Industries, Inc.	18,007	444,773
Raytheon Co.	116,144	5,259,000
*RBC Bearings, Inc.	27,184	584,728
*RCM Technologies, Inc.	8,789	19,951
#Regal-Beloit Corp.	42,561	1,995,260
*Republic Airways Holdings, Inc.	24,185	193,722
Republic Services, Inc.	158,758	4,113,420
*Resources Connection, Inc.	44,994	777,046
Robbins & Myers, Inc.	38,324	889,117
#Robert Half International, Inc.	11,000	255,200
#Rockwell Automation, Inc.	56,164	2,299,916
#Rockwell Collins, Inc.	21,900	1,103,322
#Rollins, Inc.	26,517	479,427
#Roper Industries, Inc.	53,906	2,724,948
*RSC Holdings, Inc.	76,800	517,632
*Rush Enterprises, Inc. Class A	26,858	293,289
*Rush Enterprises, Inc. Class B	8,637	79,029

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ryder System, Inc.	77,455	$3,140,800
*Saia, Inc.	700	10,262
*Sauer-Danfoss, Inc.	42,798	308,146
Schawk, Inc.	30,926	303,693
#*School Specialty, Inc.	22,624	503,384
Seaboard Corp.	766	1,034,866
Servotronics, Inc.	1,473	10,900
*Shaw Group, Inc.	77,390	1,985,827
*SIFCO Industries, Inc.	5,235	69,887
Simpson Manufacturing Co., Inc.	55,101	1,288,812
SkyWest, Inc.	114,028	1,592,971
*SL Industries, Inc.	11,694	95,891
*SmartPros, Ltd.	1,451	6,384
Southwest Airlines Co.	672,807	5,651,579
*Sparton Corp.	6,967	28,913
*Spherion Corp.	2,900	14,355
*Spherix, Inc.	5,849	9,417
*Spire Corp.	8,319	39,016
#*Spirit AeroSystems Holdings, Inc. Class A	81,718	1,300,951
SPX Corp.	27,532	1,453,139
*Standard Parking Corp.	15,754	277,270
#Standard Register Co.	27,436	130,870
Standex International Corp.	13,850	243,483
*Stanley, Inc.	25,312	715,064
Steelcase, Inc. Class A	91,596	528,509
#*Stericycle, Inc.	14,710	770,363
*Sterling Construction Co., Inc.	15,460	249,370
Sun Hydraulics, Inc.	19,551	372,642
*Sunair Electronics, Inc.	5,100	13,617
#*SunPower Corp. Class A	32,400	803,844
#*SunPower Corp. Class B	24,200	524,172
Superior Uniform Group, Inc.	12,533	110,290
*Supreme Industries, Inc.	6,014	14,193
*Sykes Enterprises, Inc.	49,269	1,169,646
*Sypris Solutions, Inc.	17,520	54,312
TAL International Group, Inc.	33,680	399,445
*Taser International, Inc.	67,024	274,128
*Team, Inc.	22,147	359,446
*Tech/Ops Sevcon, Inc.	1,585	4,438
Technology Research Corp.	3,325	11,970
*Tecumseh Products Co. Class A	9,900	103,455
*Tecumseh Products Co. Class B	3,298	34,200
*Teledyne Technologies, Inc.	39,860	1,361,618
Tennant Co.	20,988	559,540
#*Terex Corp.	38,219	772,788
*Tetra Tech, Inc.	41,477	1,067,203
#Textainer Group Holdings, Ltd.	35,802	539,178
Textron, Inc.	73,500	1,306,830
*Thomas & Betts Corp.	75,300	2,576,013
*Thomas Group, Inc.	4,048	3,684
Timken Co.	122,044	2,688,629
Titan International, Inc.	37,475	314,790
*Titan Machinery, Inc.	20,300	217,819
Todd Shipyards Corp.	5,739	95,727
#Toro Co.	25,520	944,750
*Trailer Bridge, Inc.	8,912	35,826
*TransDigm Group, Inc.	46,155	1,808,353
*TRC Cos., Inc.	17,462	55,355
Tredegar Industries, Inc.	33,747	459,972
*Trex Co., Inc.	20,523	326,521
*Trimas Corp.	31,111	140,000

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Trinity Industries, Inc.	93,683	$1,581,369
#Triumph Group, Inc.	19,703	922,297
*TrueBlue, Inc.	53,170	643,357
*Tufco Technologies, Inc.	2,398	6,019
*Tutor Perini Corp.	44,606	787,296
Twin Disc, Inc.	22,040	206,956
Tyco International, Ltd.	25,300	848,815
*U.S. Home Systems, Inc.	4,473	10,556
*UAL Corp.	97,700	636,027
*Ultralife Corp.	19,679	72,025
Union Pacific Corp.	206,650	11,394,681
*United Capital Corp.	7,411	134,584
United Parcel Service, Inc.	62,230	3,340,506
*United Rentals, Inc.	69,779	662,203
*United Stationers, Inc.	27,916	1,315,960
United Technologies Corp.	84,500	5,192,525
Universal Forest Products, Inc.	22,250	793,880
*Universal Security Instruments, Inc.	1,124	5,901
Universal Truckload Services, Inc.	18,632	306,310
*UQM Technologies, Inc.	10,414	48,946
*URS Corp.	62,404	2,425,019
#*US Airways Group, Inc.	87,059	266,401
*USA Truck, Inc.	14,166	159,084
#*USG Corp.	117,301	1,541,335
UTI Worldwide, Inc.	42,528	530,324
Valmont Industries, Inc.	11,501	831,177
*Valpey Fisher Corp.	1,658	2,023
*Versar, Inc.	15,761	60,522
Viad Corp.	25,279	442,382
*Vicor Corp.	34,752	237,009
Virco Manufacturing Corp.	9,116	25,342
*Volt Information Sciences, Inc.	23,850	193,424
VSE Corp.	5,267	230,642
W.W. Grainger, Inc.	12,900	1,209,117
*Wabash National Corp.	40,637	79,649
Wabtec Corp.	40,430	1,486,207
*Waste Connections, Inc.	63,768	2,004,228
#Waste Management, Inc.	74,088	2,213,749
*Waste Services, Inc.	12,100	79,376
Watsco, Inc. Class A	22,321	1,143,282
Watsco, Inc. Class B	2,096	107,546
Watson Wyatt Worldwide, Inc.	37,600	1,638,608
Watts Water Technologies, Inc.	39,180	1,106,835
*WCA Waste Corp.	14,393	57,716
#Werner Enterprises, Inc.	91,367	1,713,131
*WESCO International, Inc.	48,019	1,227,366
*Willdan Group, Inc.	4,647	11,803
*Willis Lease Finance Corp.	6,970	88,728
Woodward Governor Co.	69,225	1,627,480
#*Xenonics Holdings, Inc.	4,100	3,198
*Xerium Technologies, Inc.	19,000	18,430
#*YRC Worldwide, Inc.	36,800	134,320

Total Industrials		489,329,486

Information Technology — (12.8%)
*3Com Corp.	821,919	4,224,664
*3PAR, Inc.	17,200	161,852
*Accenture, Ltd.	30,785	1,141,508
*ACI Worldwide, Inc.	32,356	520,608
*Acme Packet, Inc.	52,099	510,049
*Acorn Energy, Inc.	12,205	85,313

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Actel Corp.	30,545	$364,096
*ActivIdentity Corp.	45,606	103,526
*Activision Blizzard, Inc.	532,048	5,762,080
*Actuate Corp.	60,260	301,903
*Acxiom Corp.	90,333	1,037,023
*Adaptec, Inc.	155,522	496,115
#*ADC Telecommunications, Inc.	115,900	752,191
*ADDvantage Technologies Group, Inc.	6,246	14,678
*Adept Technology, Inc.	1,264	3,034
*Adobe Systems, Inc.	50,839	1,674,637
#Adtran, Inc.	56,267	1,296,392
*Advanced Analogic Technologies, Inc.	54,400	171,360
*Advanced Energy Industries, Inc.	49,635	606,043
#*Advanced Micro Devices, Inc.	577,636	2,657,126
*Advanced Photonix, Inc.	1,915	1,264
#*Advent Software, Inc.	21,277	813,207
*Aehr Test Systems	5,860	7,735
*Aetrium, Inc.	6,465	18,037
*Affiliated Computer Services, Inc. Class A	49,116	2,558,452
*Agilent Technologies, Inc.	62,455	1,545,137
Agilysys, Inc.	3,500	16,485
*Airspan Networks, Inc.	966	1,082
*Airvana, Inc.	72,274	441,594
#*Akamai Technologies, Inc.	80,977	1,781,494
*Alliance Data Systems Corp.	10,350	569,043
Altera Corp.	36,704	726,372
#*Amdocs, Ltd.	110,171	2,776,309
American Software, Inc. Class A	45,028	292,682
#*Amkor Technology, Inc.	57,388	316,208
Amphenol Corp.	24,500	982,940
*Amtech Systems, Inc.	7,196	38,858
*Anadigics, Inc.	72,100	231,441
Analog Devices, Inc.	29,500	756,085
*Analysts International Corp.	1,100	891
*Anaren, Inc.	16,453	240,543
#*Anixter International, Inc.	41,780	1,748,493
#*Ansys, Inc.	29,492	1,196,785
*Apple, Inc.	70,536	13,296,036
Applied Materials, Inc.	162,595	1,983,659
*Applied Micro Circuits Corp.	85,598	669,376
*ArcSight, Inc.	9,100	224,952
#*Ariba, Inc.	103,362	1,221,739
*Arris Group, Inc.	146,730	1,505,450
*Arrow Electronics, Inc.	134,963	3,419,962
*Art Technology Group, Inc.	89,600	369,152
*Aruba Networks, Inc.	40,558	317,164
*Aspen Technology, Inc.	40,510	425,355
Astro-Med, Inc.	4,801	29,766
#*Atheros Communications, Inc.	59,000	1,452,580
*Atmel Corp.	445,219	1,656,215
#*ATMI, Inc.	36,800	557,520
*AuthenTec, Inc.	15,400	38,038
*Authentidate Holding Corp.	2,476	3,145
*Autobytel, Inc.	27,678	20,759
*Autodesk, Inc.	22,600	563,418
Automatic Data Processing, Inc.	46,322	1,843,616
*Avid Technology, Inc.	37,133	468,990
*Avnet, Inc.	174,190	4,316,428
*Avocent Corp.	87,127	2,166,848
AVX Corp.	237,991	2,694,058
*Aware, Inc.	15,724	36,794

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Axcelis Technologies, Inc.	63,300	$60,135
*AXT, Inc.	23,751	54,865
Bel Fuse, Inc. Class A	4,354	77,327
Bel Fuse, Inc. Class B	12,011	217,399
*Bell Microproducts, Inc.	6,025	17,593
*Benchmark Electronics, Inc.	82,196	1,380,893
*BigBand Networks, Inc.	66,036	244,333
Black Box Corp.	35,024	928,486
Blackbaud, Inc.	36,337	806,318
*Blackboard, Inc.	20,022	710,180
*Blue Coat Systems, Inc.	40,763	908,200
*BMC Software, Inc.	27,322	1,015,286
*Bottomline Technologies, Inc.	29,393	431,489
*Brightpoint, Inc.	90,695	668,422
*Broadcom Corp.	216,283	5,755,291
Broadridge Financial Solutions, Inc.	34,218	712,077
#*BroadVision, Inc.	983	14,548
*Brocade Communications Systems, Inc.	268,218	2,301,310
*Brooks Automation, Inc.	54,788	376,941
*BSQUARE Corp.	8,667	20,107
CA, Inc.	231,992	4,853,273
*Cabot Microelectronics Corp.	28,025	896,240
*CACI International, Inc. Class A	36,595	1,742,654
*Cadence Design Systems, Inc.	80,062	489,179
*CalAmp Corp.	16,000	49,760
*California Micro Devices Corp.	20,055	59,964
*Callidus Software, Inc.	29,994	91,482
*Cascade Microtech, Inc.	8,517	45,992
Cass Information Systems, Inc.	9,830	292,246
#*Cavium Networks, Inc.	18,040	342,038
*CEVA, Inc.	24,265	245,804
*Checkpoint Systems, Inc.	52,996	719,156
*Chordiant Software, Inc.	33,240	115,675
*Chyron International Corp.	4,578	8,652
*Ciber, Inc.	14,000	45,080
#*Ciena Corp.	100,472	1,178,537
*Cinedigm Digital Cinema Corp.	14,864	19,323
*Cirrus Logic, Inc.	94,229	456,068
*Cisco Sytems, Inc.	558,086	12,752,265
*Citrix Systems, Inc.	53,025	1,949,199
*Clearfield, Inc.	11,798	45,894
*Cogent, Inc.	87,640	845,726
Cognex Corp.	47,465	763,712
*Cognizant Technology Solutions Corp.	44,750	1,729,588
#*Coherent, Inc.	10,140	254,818
Cohu, Inc.	31,343	356,683
*Comarco, Inc.	1,442	4,542
#*CommScope, Inc.	75,232	2,032,769
Communications Systems, Inc.	17,110	187,868
*CommVault Systems, Inc.	17,898	352,591
*Computer Sciences Corp.	129,068	6,545,038
*Computer Task Group, Inc.	6,175	43,040
*Compuware Corp.	241,548	1,705,329
*comScore, Inc.	25,253	387,128
*Comtech Telecommunications Corp.	24,704	793,492
*Comverge, Inc.	18,880	215,421
#*Concur Technologies, Inc.	18,700	666,468
*Concurrent Computer Corp.	8,814	33,846
*Conexant Systems, Inc.	47,900	131,246
#*Constant Contact, Inc.	12,700	210,439
#*Convera Corp.	11,200	2,794

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Convergys Corp.	145,217	$1,575,604
Corning, Inc.	221,768	3,240,030
*CPI International, Inc.	18,967	187,773
*Cray, Inc.	40,800	304,368
#*Cree, Inc.	102,735	4,325,144
*CSG Systems International, Inc.	28,100	459,154
*CSP, Inc.	2,797	10,293
CTS Corp.	1,700	15,232
*CyberOptics Corp.	7,425	44,773
#*CyberSource Corp.	78,623	1,287,845
#*Cymer, Inc.	36,650	1,254,896
*Cypress Semiconductor Corp.	138,226	1,165,245
#Daktronics, Inc.	39,208	294,844
*Datalink Corp.	10,638	42,339
*Dataram Corp.	6,153	16,552
*DDi Corp.	16,587	67,177
*DealerTrack Holdings, Inc.	47,045	775,302
*Dell, Inc.	170,350	2,468,372
*Deltek, Inc.	7,301	52,202
*DemandTec, Inc.	4,800	42,192
*DG FastChannel, Inc.	25,343	531,443
*Dice Holdings, Inc.	38,814	233,272
Diebold, Inc.	56,773	1,716,816
*Digi International, Inc.	30,300	240,885
*Digimarc Corp.	7,324	102,536
*Digital River, Inc.	37,014	845,030
*Diodes, Inc.	49,255	806,797
*Ditech Networks, Inc.	24,475	31,328
*DivX, Inc.	32,012	153,978
*Dolby Laboratories, Inc.	9,000	377,460
*Dot Hill Systems Corp.	32,106	58,433
*Double-Take Software, Inc.	24,321	225,456
*DSP Group, Inc.	31,722	183,353
*DST Systems, Inc.	46,000	1,918,660
*DTS, Inc.	17,676	499,347
*Dynamics Research Corp.	10,821	138,617
EarthLink, Inc.	130,830	1,059,723
*eBay, Inc.	127,856	2,847,353
#*Ebix, Inc.	4,190	258,104
#*Echelon Corp.	42,855	584,971
*EchoStar Corp.	40,074	727,744
*EDGAR Online, Inc.	3,500	5,985
*Edgewater Technology, Inc.	8,788	25,046
*EFJohnson Technologies, Inc.	13,208	17,831
*Elecsys Corp.	376	1,508
Electro Rent Corp.	33,209	355,668
*Electro Scientific Industries, Inc.	19,074	208,670
*Electronic Arts, Inc.	163,347	2,979,449
*Electronics for Imaging, Inc.	63,833	744,293
#*Elixir Gaming Technologies, Inc.	42,803	11,985
*eLoyalty Corp.	3,943	30,755
*EMC Corp.	428,850	7,063,160
*EMCORE Corp.	32,898	33,556
*EMS Technologies, Inc.	20,613	359,285
*Emulex Corp.	98,974	999,637
*Endwave Corp.	5,844	13,617
*Entegris, Inc.	216,242	813,070
*Entorian Technologies, Inc.	1,977	9,401
*Entropic Communications, Inc.	82,042	215,770
*Epicor Software Corp.	69,840	539,165
*EPIQ Systems, Inc.	39,547	498,688

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ePlus, Inc.	3,627	$54,550
#*Equinix, Inc.	15,100	1,288,332
*Euronet Worldwide, Inc.	59,765	1,413,442
*Exar Corp.	48,852	337,079
*ExlService Holdings, Inc.	35,014	476,541
*Extreme Networks	97,380	193,786
*F5 Networks, Inc.	22,500	1,010,025
FactSet Research Systems, Inc.	15,044	963,568
#Fair Isaac Corp.	57,154	1,161,941
*Fairchild Semiconductor Corp. Class A	120,957	904,758
*FalconStor Software, Inc.	50,770	169,064
*Faro Technologies, Inc.	18,917	292,457
*FEI Co..	44,694	1,064,164
Fidelity National Information Services, Inc.	231,486	5,037,135
#*Finisar Corp.	9,512	70,864
#*Fiserv, Inc.	86,533	3,969,269
*FLIR Systems, Inc.	23,287	647,611
#*FormFactor, Inc.	58,738	997,959
*Forrester Research, Inc.	25,930	656,807
*Frequency Electronics, Inc.	5,150	22,660
*FSI International, Inc.	9,520	11,043
*Gartner Group, Inc.	28,700	534,394
*Gerber Scientific, Inc.	25,123	116,068
#*GigOptix, Inc.	1,468	5,050
*Global Cash Access, Inc.	62,987	398,708
Global Payments, Inc.	8,144	400,929
*Globecomm Systems, Inc.	22,656	153,155
*Google, Inc.	21,180	11,355,022
*GSE Systems, Inc.	4,813	28,974
#*GSI Commerce, Inc.	43,837	831,588
*GSI Technology, Inc.	24,793	89,503
*GTSI Corp.	7,192	53,580
*Guidance Software, Inc.	18,641	103,830
*Hackett Group, Inc.	40,480	126,298
*Harmonic, Inc.	101,401	532,355
Harris Corp.	61,633	2,571,329
*Harris Stratex Networks, Inc. Class A	50,968	321,098
*Hauppauge Digital, Inc.	6,000	4,800
Heartland Payment Systems, Inc.	35,020	430,396
*Henry Bros. Electronics, Inc.	3,591	17,021
•*Here Media, Inc.	300	—
•*Here Media, Inc. Special Shares	300	—
*Hewitt Associates, Inc. Class A	54,500	1,935,840
Hewlett-Packard Co.	421,467	20,002,824
*Hittite Microwave Corp.	16,254	598,147
*Hughes Communications, Inc.	18,607	433,915
*Hutchinson Technology, Inc.	25,143	146,332
*Hypercom Corp.	58,844	167,705
*I.D. Systems, Inc.	7,877	28,751
#*i2 Technologies, Inc.	11,423	179,798
*IAC/InterActiveCorp	165,687	3,138,112
*ICx Technologies, Inc.	695	3,510
*IEC Electronics Corp.	7,314	30,573
*iGATE Corp.	62,975	556,069
*iGo, Inc.	16,000	21,280
*Ikanos Communications, Inc.	23,895	41,338
*ImageWare Systems, Inc.	4,200	3,192
*Imation Corp.	42,713	376,729
Imergent, Inc.	9,526	63,348
*Immersion Corp.	29,299	107,527
*Infinera Corp.	71,443	530,821

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*infoGROUP, Inc.	66,095	$433,583
#*Informatica Corp.	47,405	1,006,408
*InfoSpace, Inc.	45,338	388,547
*Ingram Micro, Inc.	220,604	3,893,661
*Innodata Isogen, Inc.	24,008	155,572
*Insight Enterprises, Inc.	91,174	959,150
*Integral Systems, Inc.	34,703	291,505
*Integrated Device Technology, Inc.	204,306	1,201,319
*Integrated Silicon Solution, Inc.	23,465	82,128
Intel Corp.	620,264	11,853,245
*Intelli-Check, Inc.	1,985	2,918
*Intellon Corp.	35,788	245,864
*Interactive Intelligence, Inc.	16,973	284,637
#*InterDigital, Inc.	20,100	413,256
*Intermec, Inc.	73,096	900,543
*Internap Network Services Corp.	59,872	191,590
International Business Machines Corp.	91,559	11,042,931
*International Rectifier Corp.	85,981	1,571,733
*Internet Brands, Inc.	33,443	248,816
*Internet Capital Group, Inc.	34,386	249,986
*Interphase Corp.	4,472	10,643
#Intersil Corp.	144,795	1,817,177
*Intest Corp.	3,806	2,246
*Intevac, Inc.	25,200	257,040
*IntriCon Corp.	8,894	30,017
*Intuit, Inc.	34,988	1,017,101
*Inuvo, Inc.	26,064	6,516
*INX, Inc.	2,643	17,761
iPass, Inc.	54,396	70,715
*IPG Photonics Corp.	49,988	682,836
*Isilon Systems, Inc.	22,523	118,246
*Iteris, Inc.	19,864	28,207
#*Itron, Inc.	47,360	2,843,494
*Ixia	81,787	543,884
*IXYS Corp.	36,812	246,640
*j2 Global Communications, Inc.	22,378	457,630
Jabil Circuit, Inc.	271,153	3,628,027
Jack Henry & Associates, Inc.	55,800	1,287,306
*Jaco Electronics, Inc.	3,034	1,972
*JDA Software Group, Inc.	41,428	821,932
*JDS Uniphase Corp.	251,104	1,403,671
#*Juniper Networks, Inc.	94,858	2,419,828
Keithley Instruments, Inc.	12,790	41,695
*Kemet Corp.	4,300	5,375
*Kenexa Corp.	26,002	327,625
*KEY Tronic Corp.	7,752	17,520
*Keynote Systems, Inc.	11,812	120,719
#KLA-Tencor Corp.	86,852	2,823,559
*Knot, Inc. (The)	41,151	439,081
*Kopin Corp.	79,070	351,071
*Kulicke & Soffa Industries, Inc.	79,109	367,857
*KVH Industries, Inc.	14,792	155,316
*L-1 Identity Solutions, Inc.	172,346	1,018,565
#*Lam Research Corp.	67,500	2,276,100
*LaserCard Corp.	12,022	80,547
*Lattice Semiconductor Corp.	104,400	199,404
*Lawson Software, Inc.	182,965	1,154,509
*Leadis Technolgies, Inc.	19,431	19,042
*LeCroy Corp.	9,674	36,181
Lender Processing Services, Inc.	31,117	1,238,457
#*Lexmark International, Inc.	77,500	1,976,250

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Limelight Networks, Inc.	79,559	$277,661
#Linear Technology Corp.	47,472	1,228,575
*Lionbridge Technologies, Inc.	35,784	74,789
*Liquidity Services, Inc.	33,314	320,481
*Littlefuse, Inc.	24,974	688,283
*LiveWire Mobile, Inc.	3,300	957
*LoJack Corp.	17,770	74,989
*LookSmart, Ltd.	14,472	18,958
#*LoopNet, Inc.	41,716	364,181
*Loral Space & Communications, Inc.	20,276	535,692
*LSI Corp.	423,861	2,170,168
*LTX-Credence Corp.	77,003	103,184
*Mace Security International, Inc.	4,449	3,737
#*Magma Design Automation, Inc.	42,000	90,300
*Management Network Group, Inc.	8,935	4,914
#*Manhattan Associates, Inc.	37,372	857,687
*ManTech International Corp. Class A	17,431	764,524
Marchex, Inc. Class B	26,600	120,498
*Mastech Holdings, Inc.	2,854	14,213
MasterCard, Inc. Class A	9,835	2,154,062
*Mattson Technology, Inc.	46,400	98,368
Maxim Integrated Products, Inc.	142,769	2,379,959
Maximus, Inc.	29,400	1,360,044
#*Maxwell Technologies, Inc.	21,738	389,762
*McAfee, Inc.	22,700	950,676
*Measurement Specialties, Inc.	12,575	96,953
*MEMC Electronic Materials, Inc.	111,137	1,380,322
*MEMSIC, Inc.	8,872	30,165
*Mentor Graphics Corp.	107,076	781,655
*Mercury Computer Systems, Inc.	26,316	281,581
*Merix Corp.	15,084	23,984
*Merrimac Industries, Inc.	3,498	27,634
Mesa Laboratories, Inc.	2,524	60,576
Methode Electronics, Inc.	44,091	319,660
Micrel, Inc.	63,700	475,839
#Microchip Technology, Inc.	68,250	1,635,270
*Micron Technology, Inc.	517,749	3,515,516
#*Micros Systems, Inc.	71,100	1,914,012
*Microsemi Corp.	92,850	1,235,834
Microsoft Corp.	709,934	19,686,470
*MicroStrategy, Inc.	5,319	464,189
*Microtune, Inc.	56,335	96,333
*Mindspeed Technologies, Inc.	9,006	31,431
*MIPS Technologies, Inc.	48,713	192,416
*MKS Instruments, Inc.	49,861	779,826
Mocon, Inc.	8,521	68,594
*ModusLink Global Solutions, Inc.	52,222	429,265
Molex, Inc.	12,787	238,733
Molex, Inc. Class A	59,243	980,472
*MoneyGram International, Inc.	71,700	214,383
*Monolithic Power Systems, Inc.	17,670	353,223
*Monotype Imaging Holdings, Inc.	10,571	79,494
*MoSys, Inc.	27,082	63,914
Motorola, Inc.	878,436	7,528,197
*Move, Inc.	59,975	122,949
*MRV Communications, Inc.	77,375	57,258
MTS Systems Corp.	24,501	649,276
*Multi-Fineline Electronix, Inc.	29,636	807,581
*Nanometrics, Inc.	17,714	145,255
*Napco Security Technologies, Inc.	11,922	22,890
#National Instruments Corp.	18,300	488,610

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#National Semiconductor Corp.	38,652	$500,157
#*NCI, Inc.	5,841	157,181
*NCR Corp.	148,754	1,509,853
*NetApp, Inc.	41,900	1,133,395
*Netezza Corp.	35,439	327,456
*NETGEAR, Inc.	43,669	796,086
*NetLogic Microsystems, Inc.	16,300	619,563
*NetScout Systems, Inc.	46,593	572,628
*NetSuite, Inc.	6,200	86,614
*Network Engines, Inc.	14,793	16,124
*Network Equipment Technologies, Inc.	34,316	113,243
*NeuStar, Inc.	26,940	622,314
*Newport Corp.	17,390	129,382
*Newtek Business Services, Inc.	17,259	15,188
*NextWave Wireless, Inc.	70,912	41,129
*NIC, Inc.	37,300	326,748
#*Novatel Wireless, Inc.	35,698	318,426
*Novell, Inc.	463,986	1,897,703
*Novellus Systems, Inc.	131,268	2,701,495
*Nu Horizons Electronics Corp.	15,700	61,073
#*Nuance Communications, Inc.	137,929	1,808,249
*NumereX Corp. Class A	7,591	36,209
*Nvidia Corp.	70,345	841,326
O.I. Corp.	3,195	22,924
*Occam Networks, Inc.	16,839	50,180
*Oclaro, Inc.	87,700	92,962
*OmniVision Technologies, Inc.	57,095	699,985
#*ON Semiconductor Corp.	237,423	1,588,360
#*On2 Technologies, Inc.	30,000	17,700
*Online Resources Corp.	33,621	176,510
*Onvia, Inc.	8,196	46,307
*Openwave Systems, Inc.	96,416	218,864
*Oplink Communications, Inc.	23,218	344,323
OPNET Technologies, Inc.	23,144	252,270
*Opnext, Inc.	23,303	57,325
*Optical Cable Corp.	2,145	6,478
Oracle Corp.	435,610	9,191,371
*ORBCOMM, Inc.	31,273	74,117
*OSI Systems, Inc.	22,669	444,992
*Overland Storage, Inc.	4,100	3,321
#*Palm, Inc.	90,703	1,053,062
*PAR Technology Corp.	12,700	69,215
*Parametric Technology Corp.	110,319	1,644,856
Park Electrochemical Corp.	25,096	564,158
#*ParkerVision, Inc.	7,328	20,299
#Paychex, Inc.	32,300	917,643
*PC Connection, Inc.	27,800	163,464
*PC Mall, Inc.	12,475	88,448
*PC-Tel, Inc.	30,780	180,371
*PDF Solutions, Inc.	28,068	99,361
Pegasystems, Inc.	34,888	1,000,239
*Perceptron, Inc.	4,795	16,159
*Perficient, Inc.	36,755	299,186
*Performance Technologies, Inc.	5,123	14,396
*Pericom Semiconductor Corp.	26,476	249,139
*Perot Systems Corp.	139,008	4,161,900
*Pervasive Software, Inc.	16,503	80,865
*Phoenix Technologies, Ltd.	18,744	43,861
*Photronics, Inc.	62,700	262,086
*Pinnacle Data Systems, Inc.	700	469
*Pixelworks, Inc.	6,900	16,905

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Planar Systems, Inc.	15,055	$34,175
Plantronics, Inc.	57,420	1,384,396
*PLATO Learning, Inc.	8,994	39,753
*Plexus Corp.	48,095	1,216,804
*PLX Technology, Inc.	37,610	118,095
*PMC-Sierra, Inc.	189,485	1,614,412
*Polycom, Inc.	96,868	2,079,756
Power Integrations, Inc.	32,400	1,010,880
*Presstek, Inc.	36,036	61,261
•*Price Communications Liquidation Trust	11,700	1,598
#*Procera Networks, Inc.	3,031	1,606
*Progress Software Corp.	47,264	1,091,798
*PROS Holdings, Inc.	900	8,091
QAD, Inc.	31,548	143,859
*QLogic Corp.	112,700	1,976,758
QUALCOMM, Inc.	124,515	5,156,166
Qualstar Corp.	8,170	15,605
*Quest Software, Inc.	123,231	2,066,584
*QuickLogic Corp.	21,500	46,440
*Radiant Systems, Inc.	38,285	376,724
*RadiSys Corp.	28,903	245,965
*RAE Systems, Inc.	36,268	28,289
*Rainmaker Systems, Inc.	17,083	23,062
#*Rambus, Inc.	34,772	556,352
*Ramtron International Corp.	17,623	29,783
*RealNetworks, Inc.	151,686	541,519
*Red Hat, Inc.	67,818	1,750,383
*Relm Wireless Corp.	11,400	31,578
Renaissance Learning, Inc.	23,551	213,843
*RF Micro Devices, Inc.	236,979	943,176
*RF Monolithics, Inc.	4,972	3,381
Richardson Electronics, Ltd.	13,310	75,202
*RightNow Technologies, Inc.	16,674	254,445
*Rimage Corp.	12,713	233,919
#*Riverbed Technology, Inc.	21,170	433,773
*Rofin-Sinar Technologies, Inc.	33,520	719,004
*Rogers Corp.	19,428	504,157
#*Rovi Corp.	125,617	3,460,748
#*Rubicon Technology, Inc.	23,775	359,478
*Rudolph Technologies, Inc.	34,738	220,239
*S1 Corp.	107,107	642,642
*Saba Software, Inc.	29,995	128,679
*SAIC, Inc.	3,100	54,901
*Salary.com, Inc.	12,600	34,776
#*Salesforce.com, Inc.	15,400	873,950
#*Sandisk Corp.	134,822	2,761,155
*Sanmina-SCI Corp.	66,153	424,702
*Sapient Corp.	131,388	1,069,498
*SAVVIS, Inc.	49,666	734,560
*ScanSource, Inc.	30,536	775,309
*Scientific Learning Corp.	11,264	56,883
*SCM Microsystems, Inc.	7,351	18,525
*SeaChange International, Inc.	39,019	264,159
#*Seagate Technology LLC	61,282	854,884
*Semitool, Inc.	36,977	261,058
*Semtech Corp.	72,495	1,121,498
Servidyne, Inc.	850	1,781
*ShoreTel, Inc.	53,464	351,258
#*Sigma Designs, Inc.	27,650	332,076
*Silicon Graphics International Corp.	34,030	202,819
*Silicon Image, Inc.	79,621	168,000

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Silicon Laboratories, Inc.	42,100	$1,763,990
*Silicon Storage Technology, Inc.	90,288	183,285
*Simulations Plus, Inc.	4,400	6,292
*Skyworks Solutions, Inc.	173,123	1,805,673
*Smart Modular Technologies (WWH), Inc.	59,419	241,241
*Smith Micro Software, Inc.	37,947	344,559
Soapstone Networks, Inc.	17,505	11,028
*Sonic Foundry, Inc.	6,195	3,965
#*Sonic Solutions, Inc.	56,104	272,665
*SonicWALL, Inc.	74,046	587,925
*Sonus Networks, Inc.	158,865	305,021
*Soundbite Communications, Inc.	700	2,100
*Sourcefire, Inc.	28,664	581,879
*SourceForge, Inc.	29,414	34,120
*Spark Networks, Inc.	15,948	43,219
*Spectrum Control, Inc.	13,731	116,027
*SRA International, Inc.	52,072	976,871
*SRS Labs, Inc.	16,310	105,852
*Standard Microsystems Corp.	25,357	488,376
*Starent Networks Corp.	21,543	726,861
*StarTek, Inc.	15,481	89,790
*STEC, Inc.	50,415	1,074,848
#*Stratasys, Inc.	26,638	420,348
*SuccessFactors, Inc.	46,466	710,465
*Sun Microsystems, Inc.	199,342	1,630,618
*Super Micro Computer, Inc.	18,198	146,676
*Supertex, Inc.	15,688	380,434
*Support.com, Inc.	45,556	109,334
*Switch & Data Facilities Co., Inc.	18,330	306,661
#*Sybase, Inc.	61,700	2,440,852
*Sycamore Networks, Inc.	320,343	912,978
*Symantec Corp.	326,364	5,737,479
*Symmetricom, Inc.	48,752	233,522
*Symyx Technologies, Inc.	38,461	225,766
#*Synaptics, Inc.	16,500	371,250
*Synchronoss Technologies, Inc.	32,953	375,994
*SYNNEX Corp.	38,433	988,881
*Synopsys, Inc.	118,738	2,612,236
Syntel, Inc.	16,240	581,879
#*Take-Two Interactive Software, Inc.	83,425	915,172
*Taleo Corp. Class A	26,300	571,762
*Tech Data Corp.	59,257	2,277,247
Technitrol, Inc.	44,041	343,079
*TechTarget, Inc.	7,485	47,156
*TechTeam Global, Inc.	8,956	70,125
*Techwell, Inc.	25,460	264,275
#*Tekelec	81,099	1,218,107
*TeleCommunication Systems, Inc.	29,775	266,188
*TeleTech Holdings, Inc.	58,547	1,047,406
#*Telkonet, Inc.	3,170	1,110
*Tellabs, Inc.	553,536	3,332,287
*Telular Corp.	12,364	36,721
*Teradata Corp.	25,280	704,806
#*Teradyne, Inc.	179,413	1,501,687
#*Terremark Worldwide, Inc.	66,946	427,785
Tessco Technologies, Inc.	9,417	159,618
*Tessera Technologies, Inc.	59,446	1,314,351
Texas Instruments, Inc.	134,566	3,155,573
TheStreet.com, Inc.	21,160	52,688
#*THQ, Inc.	78,822	412,239
*TIBCO Software, Inc.	201,978	1,767,308

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tier Technologies, Inc. Class B	17,870	$146,177
*TiVo, Inc.	51,458	559,863
#*TNS, Inc.	11,212	316,851
*Tollgrade Communications, Inc.	9,184	54,645
Total System Services, Inc.	27,350	436,780
*Track Data Corp.	642	2,574
*Transact Technologies, Inc.	7,639	43,313
*Transwitch Corp.	14,884	6,729
*Travelzoo, Inc.	7,109	98,246
*Trident Microsystems, Inc.	22,800	42,864
#*Trimble Navigation, Ltd.	94,314	1,977,765
*Trio-Tech International	1,787	4,557
#*Triquint Semiconductor, Inc.	175,696	947,001
*TSR, Inc.	1,503	3,216
*TTM Technologies, Inc.	47,280	480,838
Tyco Electronics, Ltd.	152,500	3,240,625
#*Tyler Technologies, Inc.	44,362	843,765
#*Ultimate Software Group, Inc.	11,289	287,982
*Ultra Clean Holdings, Inc.	22,445	123,672
*Ultratech, Inc.	28,900	373,388
*Unica Corp.	14,907	103,753
#*Unisys Corp.	10,710	312,089
United Online, Inc.	95,231	761,848
#*Universal Display Corp.	20,467	232,505
*UTStarcom, Inc.	106,714	193,152
*ValueClick, Inc.	84,043	826,983
#*Varian Semiconductor Equipment Associates, Inc.	17,541	497,989
#*Veeco Instruments, Inc.	34,248	833,939
*VeriFone Holdings, Inc.	62,553	831,955
#*VeriSign, Inc.	39,976	911,853
#*Vertro, Inc.	20,600	7,414
*Viasat, Inc.	36,882	1,075,110
*Vicon Industries, Inc.	3,400	22,950
*Video Display Corp.	10,670	52,123
*Virage Logic Corp.	22,944	135,370
#*VirnetX Holding Corp.	13,512	29,186
*Virtusa Corp.	26,173	235,034
#Visa, Inc.	44,800	3,394,048
*Vishay Intertechnology, Inc.	344,460	2,145,986
*VistaPrint NV	12,900	658,545
#*VMware, Inc. Class A	8,100	311,283
#*Vocus, Inc.	15,250	276,025
*Volterra Semiconductor Corp.	21,622	299,465
#*Wave Systems Corp. Class A	10,400	10,504
Wayside Technology Group, Inc.	4,662	35,664
*Web.com Group, Inc.	29,489	207,603
#*WebMD Health Corp.	22,665	771,970
*WebMediaBrands, Inc.	12,600	7,938
*Websense, Inc.	28,551	458,529
*Westell Technologies, Inc.	24,534	27,478
*Western Digital Corp.	115,862	3,902,232
Western Union Co.	62,124	1,128,793
*Winland Electronics, Inc.	400	298
*Wireless Ronin Technologies, Inc.	10,754	35,273
*Wireless Telecom Group, Inc.	16,062	10,762
*WPCS International, Inc.	6,800	20,536
*Wright Express Corp.	35,250	983,828
Xerox Corp.	737,352	5,544,887
#Xilinx, Inc.	41,800	909,150
*X-Rite, Inc.	24,902	49,804
*Yahoo!, Inc.	424,455	6,748,834

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Zebra Technologies Corp. Class A	71,014	$1,775,350
*ZiLOG, Inc.	5,736	15,487
*Zix Corp.	23,350	42,730
*Zoran Corp.	60,800	539,296
*Zygo Corp.	16,966	117,235

Total Information Technology		552,367,366

Materials — (4.6%)
A. Schulman, Inc.	30,312	526,519
A.M. Castle & Co.	25,216	284,184
*AEP Industries, Inc.	7,859	274,122
Air Products & Chemicals, Inc.	23,100	1,781,703
Airgas, Inc.	56,913	2,524,661
AK Steel Holding Corp.	27,492	436,298
Albemarle Corp.	112,150	3,541,697
#Alcoa, Inc.	297,447	3,694,292
Allegheny Technologies, Inc.	51,861	1,600,430
#AMCOL International Corp.	35,940	935,878
*American Pacific Corp.	6,886	48,753
American Vanguard Corp.	32,106	266,480
AptarGroup, Inc.	66,688	2,354,753
*Arabian American Development Co.	8,237	21,251
Arch Chemicals, Inc.	31,362	868,414
Ashland, Inc.	80,018	2,763,822
*Balchem Corp.	14,326	395,254
Ball Corp.	41,100	2,027,463
Bemis Co., Inc.	103,761	2,680,147
*Boise, Inc.	94,300	450,754
*Brush Engineered Materials, Inc.	23,858	440,180
*Buckeye Technologies, Inc.	44,728	400,763
*BWAY Holding Co.	24,930	443,006
Cabot Corp.	87,111	1,910,344
*Calgon Carbon Corp.	54,070	856,469
#Carpenter Technology Corp.	47,713	1,003,404
Celanese Corp. Class A	20,000	549,000
*Century Aluminum Co.	85,172	738,441
*Chemtura Corp.	219,251	210,481
*Clearwater Paper Corp.	6,600	298,782
Cliffs Natural Resources, Inc.	57,181	2,033,928
#*Coeur d’Alene Mines Corp.	89,147	1,790,072
Commercial Metals Co.	135,480	2,010,523
Compass Minerals International, Inc.	13,558	844,935
*Continental Materials Corp.	819	9,009
*Core Molding Technologies, Inc.	5,592	15,714
*Crown Holdings, Inc.	37,000	986,050
Cytec Industries, Inc.	57,365	1,902,797
Deltic Timber Corp.	11,973	508,853
#*Domtar Corp.	43,412	1,818,529
Dow Chemical Co.	460,717	10,817,635
du Pont (E.I.) de Nemours & Co.	96,050	3,056,311
Eagle Materials, Inc.	49,642	1,233,604
Eastman Chemical Co.	41,616	2,185,256
#Ecolab, Inc.	24,544	1,078,954
*Ferro Corp.	51,870	317,963
*Flotek Industries, Inc.	13,047	21,006
FMC Corp.	44,500	2,273,950
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	5,600,082
Friedman Industries, Inc.	13,567	78,282
*General Moly, Inc.	82,680	181,896
#*Georgia Gulf Corp.	1,048	15,060
*Graphic Packaging Holding Co.	182,933	418,917

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Greif, Inc. Class A	31,500	$1,685,880
Greif, Inc. Class B	12,839	618,840
H.B. Fuller Co.	56,500	1,079,715
Hawkins, Inc.	11,820	248,456
*Haynes International, Inc.	13,985	396,055
#*Headwaters, Inc.	57,802	238,144
#*Hecla Mining Co.	217,934	895,709
*Horsehead Holding Corp.	40,534	386,289
Huntsman Corp.	209,358	1,664,396
*ICO, Inc.	24,008	92,191
Innophos Holdings, Inc.	24,997	483,692
*Innospec, Inc.	26,360	311,575
International Flavors & Fragrances, Inc.	17,200	655,148
International Paper Co.	388,835	8,674,909
#*Intrepid Potash, Inc.	5,578	143,689
Kaiser Aluminum Corp.	22,527	899,954
*KapStone Paper & Packaging Corp.	32,700	226,938
KMG Chemicals, Inc.	12,195	149,998
Koppers Holdings, Inc.	13,519	353,116
*Kronos Worldwide, Inc.	35,740	477,844
*Landec Corp.	31,569	206,461
*Louisiana-Pacific Corp.	126,509	664,172
#*LSB Industries, Inc.	25,899	321,148
Lubrizol Corp.	74,815	4,979,686
Martin Marietta Materials, Inc.	7,850	654,062
*Material Sciences Corp.	8,954	17,908
MeadWestavco Corp.	237,990	5,433,312
*Mercer International, Inc.	9,700	20,758
#*Metalline Mining Co.	11,600	6,264
Minerals Technologies, Inc.	22,703	1,118,350
#*Mines Management, Inc.	20,400	48,144
*Mod-Pac Corp.	1,165	3,367
Monsanto Co.	44,400	2,982,792
Mosaic Co. (The)	31,000	1,448,630
Myers Industries, Inc.	40,414	354,431
Nalco Holding Co.	169,100	3,576,465
*Nanophase Technologies Corp.	4,649	4,463
Neenah Paper, Inc.	16,400	169,740
NewMarket Corp.	16,011	1,497,028
Newmont Mining Corp.	139,570	6,065,712
NL Industries, Inc.	46,482	288,188
*Northern Technologies International Corp.	2,000	15,500
Nucor Corp.	89,964	3,585,065
Olin Corp.	79,600	1,215,492
Olympic Steel, Inc.	12,700	321,310
*OM Group, Inc.	35,000	945,700
*Omnova Solutions, Inc.	39,941	256,022
*Owens-Illinois, Inc.	29,600	943,648
P.H. Glatfelter Co.	52,757	557,641
Packaging Corp. of America	103,386	1,889,896
*Pactiv Corp.	87,200	2,013,448
*Penford Corp.	12,122	71,520
*PolyOne Corp.	99,775	556,744
PPG Industries, Inc.	81,480	4,597,916
Praxair, Inc.	27,492	2,183,964
Quaker Chemical Corp.	12,181	250,929
*Ready Mix, Inc.	300	930
Reliance Steel & Aluminum Co.	87,514	3,192,511
*Rock of Ages Corp.	2,695	9,594
Rock-Tenn Co. Class A	38,491	1,685,906
*Rockwood Holdings, Inc.	84,183	1,673,558

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Royal Gold, Inc.	33,281	$1,470,022
RPM International, Inc.	143,573	2,529,756
*RTI International Metals, Inc.	27,350	566,418
Schnitzer Steel Industries, Inc. Class A	26,321	1,138,120
Schweitzer-Maudoit International, Inc.	18,951	978,819
#Scotts Miracle-Gro Co. Class A (The)	33,200	1,348,584
Sealed Air Corp.	88,400	1,699,932
*Senomyx, Inc.	30,529	117,231
#Sensient Technologies Corp.	59,396	1,502,125
#Sigma-Aldrich Corp.	20,878	1,084,195
Silgan Holdings, Inc.	12,590	676,712
#*Solitario Exploration & Royalty Corp.	2,415	4,588
*Solutia, Inc.	78,522	863,742
Sonoco Products Co.	98,240	2,627,920
#Southern Copper Corp.	72,950	2,297,925
*Spartech Corp.	35,500	339,735
#Steel Dynamics, Inc.	99,727	1,335,345
Stepan Co.	11,276	645,438
*Stillwater Mining Co.	108,471	672,520
*Synalloy Corp.	11,860	107,214
Temple-Inland, Inc.	125,862	1,944,568
Terra Industries, Inc.	24,600	781,542
Texas Industries, Inc.	31,786	1,058,156
*Titanium Metals Corp.	221,660	1,906,276
*U.S. Concrete, Inc.	30,248	48,699
*U.S. Gold Corp.	118,100	318,870
*United States Lime & Minerals, Inc.	7,023	246,297
#United States Steel Corp.	56,314	1,942,270
*Universal Stainless & Alloy Products, Inc.	5,700	86,013
Valhi, Inc.	37,870	355,599
#Valspar Corp.	122,695	3,112,772
#Vulcan Materials Co.	34,000	1,565,020
#Walter Energy, Inc.	24,000	1,404,000
*Wausau Paper Corp.	62,069	544,345
Westlake Chemical Corp.	89,708	2,179,007
#Weyerhaeuser Co.	177,036	6,433,488
*Williams Industries, Inc.	100	192
#Worthington Industries, Inc.	90,354	998,412
*WR Grace & Co.	36,506	799,116
Zep, Inc.	25,231	431,450
#*Zoltek Cos., Inc.	39,500	351,945

Total Materials		197,552,362

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	400	—
•#*Pelican Financial, Inc. Escrow Shares	100	—
•*Softbrands, Inc. Escrow Shares	14,700	—
•*Tripos Escrow Shares	700	63

Total Other		63

Telecommunication Services — (2.8%)
*AboveNet, Inc.	11,300	546,920
Alaska Communications Systems Group, Inc.	22,791	177,314
*American Tower Corp.	39,600	1,458,072
*Arbinet Corp.	19,774	43,305
AT&T, Inc.	2,076,121	53,294,026
Atlantic Tele-Network, Inc.	17,864	818,886
#*Cbeyond, Inc.	20,947	279,642
*Centennial Communications Corp.	84,532	715,141
CenturyTel, Inc.	88,046	2,857,973
*Cincinnati Bell, Inc.	166,530	512,912

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Cogent Communications Group, Inc.	41,000	$415,330
Consolidated Communications Holdings, Inc.	35,987	497,340
*Crown Castle International Corp.	117,291	3,544,534
D&E Communications, Inc.	12,919	144,693
#*FairPoint Communications, Inc.	50,799	5,486
#*FiberTower Corp.	33,173	22,724
Frontier Communications Corp.	271,680	1,947,946
*General Communications, Inc. Class A	63,716	391,853
*Global Crossing, Ltd.	39,925	455,145
HickoryTech Corp.	14,405	129,789
*iBasis, Inc.	14,339	32,263
*ICO Global Communications (Holdings), Ltd.	45,623	35,586
*IDT Corp.	133	462
*IDT Corp. Class B	14,551	57,040
#Iowa Telecommunications Services, Inc.	26,100	307,197
*iPCS, Inc.	14,291	341,126
#*Leap Wireless International, Inc.	33,781	446,585
*Level 3 Communications, Inc.	104,411	123,205
#*MetroPCS Communications, Inc.	62,260	387,880
*Neutral Tandem, Inc.	10,600	223,554
*NII Holdings, Inc.	76,371	2,056,671
#NTELOS Holdings Corp.	9,407	142,046
*PAETEC Holding Corp.	167,568	542,920
*Premiere Global Services, Inc.	87,044	650,219
#Qwest Communications International, Inc.	296,400	1,064,076
#*SBA Communications Corp.	23,603	665,841
*Shenandoah Telecommunications Co.	17,375	289,989
*Sprint Nextel Corp.	1,103,452	3,266,218
*SureWest Communications	15,394	135,775
*Syniverse Holdings, Inc.	66,100	1,132,293
Telephone & Data Systems, Inc.	44,975	1,332,160
Telephone & Data Systems, Inc. Special Shares	49,145	1,356,402
*tw telecom, inc.	100,043	1,260,542
*United States Cellular Corp.	38,179	1,397,733
*USA Mobility, Inc.	29,804	324,864
Verizon Communications, Inc.	1,065,744	31,535,365
*Virgin Mobile USA, Inc.	15,900	63,600
Warwick Valley Telephone Co.	2,740	33,510
Windstream Corp.	172,400	1,661,936
*Xeta Corp.	5,146	12,736

Total Telecommunication Services		119,138,825

Utilities — (2.2%)
*AES Corp.	289,852	3,788,366
AGL Resources, Inc.	37,392	1,307,224
#Allegheny Energy, Inc.	23,600	538,552
#ALLETE, Inc.	27,059	915,947
Alliant Energy Corp.	18,000	478,080
#Ameren Corp.	34,491	839,511
American Electric Power Co., Inc.	42,172	1,274,438
American States Water Co.	13,110	434,597
Aqua America, Inc.	41,705	644,342
Artesian Resources Corp.	5,797	93,969
Atmos Energy Corp.	45,498	1,267,119
Avista Corp.	43,794	830,334
Black Hills Corp.	33,266	810,692
*Cadiz, Inc.	5,951	63,616
California Water Service Group	27,588	1,008,893
*Calpine Corp.	240,155	2,699,342
CenterPoint Energy, Inc.	57,162	720,241
Central Vermont Public Service Corp.	17,186	333,237

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
CH Energy Group, Inc.	21,595	$894,249
Chesapeake Utilities Corp.	7,043	223,123
#Cleco Corp.	35,169	870,433
#CMS Energy Corp.	82,500	1,097,250
Connecticut Water Services, Inc.	10,390	231,697
#Consolidated Edison, Inc.	34,814	1,416,234
Constellation Energy Group, Inc.	15,810	488,845
Delta Natural Gas Co., Inc.	2,564	70,202
Dominion Resources, Inc.	61,688	2,102,944
DPL, Inc.	36,500	924,910
DTE Energy Co.	26,610	984,038
Duke Energy Corp.	125,344	1,982,942
#*Dynegy, Inc.	273,100	546,200
Edison International, Inc.	33,679	1,071,666
*El Paso Electric Co.	34,860	653,625
Empire District Electric Co.	28,152	508,425
Energen Corp.	17,400	763,512
Energy, Inc.	2,800	24,864
Entergy Corp.	19,515	1,497,191
*Environmental Power Corp.	4,361	1,657
EQT Corp.	21,344	893,460
Exelon Corp.	36,331	1,706,104
FirstEnergy Corp.	32,655	1,413,308
FPL Group, Inc.	42,621	2,092,691
Great Plains Energy, Inc.	66,903	1,157,422
#Hawaiian Electric Industries, Inc.	46,729	834,113
IDACORP, Inc.	27,800	780,902
#Integrys Energy Group, Inc.	37,654	1,302,828
ITC Holdings Corp.	24,650	1,094,953
Laclede Group, Inc.	16,477	506,009
Maine & Maritimes Corp.	2,444	88,595
MDU Resources Group, Inc.	25,804	535,433
MGE Energy, Inc.	17,827	624,302
Middlesex Water Co.	17,351	267,032
*Mirant Corp.	190,265	2,659,905
National Fuel Gas Co.	12,571	569,969
#New Jersey Resources Corp.	23,700	834,240
#Nicor, Inc.	22,252	825,104
NiSource, Inc.	50,700	655,044
Northeast Utilities, Inc.	25,132	579,293
Northwest Natural Gas Co.	16,959	709,056
NorthWestern Corp.	28,119	679,074
*NRG Energy, Inc.	105,311	2,421,100
NSTAR	36,869	1,141,096
NV Energy, Inc.	95,944	1,099,518
OGE Energy Corp.	36,086	1,198,777
Oneok, Inc.	13,561	491,044
#Ormat Technologies, Inc.	44,765	1,692,117
Pennichuck Corp.	3,944	89,410
Pepco Holdings, Inc.	37,286	556,680
PG&E Corp.	36,700	1,500,663
Piedmont Natural Gas Co.	31,561	734,740
Pinnacle West Capital Corp.	17,200	538,704
PNM Resources, Inc.	68,082	729,839
Portland General Electric Co.	45,000	836,550
PPL Corp.	35,344	1,040,527
Progress Energy, Inc.	27,716	1,040,181
*Public Service Enterprise Group, Inc.	206,850	6,164,130
Questar Corp.	89,844	3,579,385
RGC Resources, Inc.	1,471	41,482
*RRI Energy, Inc.	417,494	2,200,193

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
SCANA Corp.	17,228	$582,996
Sempra Energy	25,300	1,301,685
SJW Corp.	21,683	472,039
South Jersey Industries, Inc.	21,148	746,313
Southern Co.	82,672	2,578,540
Southwest Gas Corp.	35,283	881,722
Southwest Water Co.	19,835	110,481
#TECO Energy, Inc.	37,500	537,750
UGI Corp.	39,381	940,418
UIL Holdings Corp.	23,819	611,672
Unisource Energy Corp.	28,116	811,990
Unitil Corp.	12,702	262,804
Vectren Corp.	38,484	867,429
Westar Energy, Inc.	53,655	1,027,493
WGL Holdings, Inc.	24,732	817,640
Wisconsin Energy Corp.	16,707	729,595
#Xcel Energy, Inc.	63,944	1,204,705
York Water Co.	9,644	134,920

Total Utilities		96,927,672

TOTAL COMMON STOCKS		3,790,782,205

RIGHTS/WARRANTS — (0.0%)
•*Avalon Contingent Value Rights	7,847	1,164
*Caliper Life Sciences, Inc. Warrants 08/10/11	359	55
•*Enterprise Bancorp, Inc. Rights 11/19/09	5,560	—
*Valley National Bancorp Warrants 06/30/15	398	896
•*Waccamaw Bankshares, Inc. Rights 11/20/09	24	—

TOTAL RIGHTS/WARRANTS		2,115

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	21,699,929	21,699,929

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@DFA Short Term Investment Fund LP	511,775,326	511,775,326
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $4,768,923 FHLMC 5.793%(r), 01/01/37, valued at $2,678,986) to be repurchased at $2,600,974	$2,601	2,600,957

TOTAL SECURITIES LENDING COLLATERAL		514,376,283

TOTAL INVESTMENTS — (100.0%) (Cost $4,987,965,248)		$4,326,860,532

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (84.1%)
Consumer Discretionary — (13.7%)
*1-800-FLOWERS.COM, Inc.	23,171	$88,977
*4Kids Entertainment, Inc.	8,373	15,071
*99 Cents Only Stores	52,212	593,650
#Aaron’s, Inc.	31,035	777,427
Aaron’s, Inc. Class A	1,818	35,396
#Abercrombie & Fitch Co.	19,208	630,407
*AC Moore Arts & Crafts, Inc.	15,902	76,012
*Acme Communications, Inc.	3,300	1,155
Acme United Corp.	1,921	16,136
Advance Auto Parts, Inc.	5,300	197,478
#*Aeropostale, Inc.	4,300	161,379
*AFC Enterprises, Inc.	10,308	82,773
*AH Belo Corp.	16,180	66,338
*Aldila, Inc.	3,550	10,508
*Alloy, Inc.	11,751	77,322
Ambassadors Group, Inc.	8,925	113,437
Amcon Distributing Co.	400	25,200
*American Apparel, Inc.	42,938	131,820
#*American Axle & Manufacturing Holdings, Inc.	20,772	124,424
*American Biltrite, Inc.	1,151	1,842
American Eagle Outfitters, Inc.	5,050	88,324
American Greetings Corp. Class A	21,500	437,310
*American Public Education, Inc.	500	15,950
*America’s Car-Mart, Inc.	10,024	207,798
*Amerigon, Inc.	5,420	34,851
Ameristar Casinos, Inc.	37,606	553,560
*AnnTaylor Stores Corp.	41,889	543,300
#Arbitron, Inc.	4,100	88,888
#*Arctic Cat, Inc.	8,508	50,538
Ark Restaurants Corp.	1,778	22,189
#*ArvinMeritor, Inc.	92,800	724,768
*Asbury Automotive Group, Inc.	15,579	151,739
*Ascent Media Corp.	3,260	74,535
*Audiovox Corp. Class A	12,699	82,036
#*AutoNation, Inc.	161,659	2,787,001
*Bakers Footwear Group, Inc.	2,300	2,001
*Ballantyne Strong, Inc.	7,403	25,170
*Bally Technologies, Inc.	3,800	149,682
#Barnes & Noble, Inc.	28,760	477,704
*Bassett Furniture Industries, Inc.	6,370	24,588
*Beasley Broadcast Group, Inc.	4,101	13,984
*Beazer Homes USA, Inc.	30,100	132,139
bebe stores, inc.	60,294	377,440
*Bed Bath & Beyond, Inc.	4,900	172,529
Belo Corp.	90,788	426,704
*Benihana, Inc.	3,100	19,034
*Benihana, Inc. Class A	4,600	22,264
#Best Buy Co., Inc.	4,700	179,446
Big 5 Sporting Goods Corp.	22,333	329,412
*Big Lots, Inc.	16,633	416,657
#*BJ’s Restaurants, Inc.	29,200	466,032
Black & Decker Corp.	2,280	107,662
*Blockbuster, Inc. Class B	35,979	16,550
#*Blue Nile, Inc.	1,970	118,298
*Bluegreen Corp.	32,000	91,840
Blyth, Inc.	6,403	226,858
Bob Evans Farms, Inc.	26,000	683,020
#*Bon-Ton Stores, Inc. (The)	13,004	120,287

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Books-A-Million, Inc.	12,641	$109,471
*Borders Group, Inc.	50,783	98,519
#BorgWarner, Inc.	12,000	363,840
Bowl America, Inc. Class A	2,752	34,262
*Boyd Gaming Corp.	75,200	553,472
Brinker International, Inc.	12,891	162,942
*Brink’s Home Security Holdings, Inc.	4,800	148,704
#*Brookfield Homes Corp.	23,004	129,513
Brown Shoe Co., Inc.	38,486	399,100
*Brunswick Corp.	134,600	1,276,008
#Buckle, Inc.	20,325	609,953
#*Buffalo Wild Wings, Inc.	4,500	184,545
*Build-A-Bear-Workshop, Inc.	16,984	87,977
#Burger King Holdings, Inc.	8,500	145,860
#*Cabela’s, Inc.	76,421	960,612
*Cache, Inc.	8,100	38,961
#*California Pizza Kitchen, Inc.	18,330	238,107
#Callaway Golf Co.	76,853	525,675
*Canterbury Park Holding Corp.	4,963	34,791
#*Capella Education Co.	3,104	213,866
#*Career Education Corp.	8,400	175,056
*Caribou Coffee Co., Inc.	9,570	78,378
#*CarMax, Inc.	26,062	512,640
*Carmike Cinemas, Inc.	10,800	106,164
Carnival Corp.	88,808	2,586,089
*Carriage Services, Inc.	9,250	35,150
*Carrols Restaurant Group, Inc.	10,700	69,443
*Carter’s, Inc.	17,393	410,475
*Casual Male Retail Group, Inc.	29,584	74,256
Cato Corp. Class A	23,720	467,521
*Cavco Industries, Inc.	6,611	200,974
CBS Corp.	4,855	57,289
CBS Corp. Class B	178,549	2,101,522
*CEC Entertainment, Inc.	11,700	341,757
#*Champion Enterprises, Inc.	5,300	1,272
*Charles & Colvard, Ltd.	4,900	2,597
*Charming Shoppes, Inc.	102,560	464,597
#*Cheesecake Factory, Inc.	39,219	713,001
Cherokee, Inc.	2,509	47,495
*Chico’s FAS, Inc.	11,994	143,328
#*Children’s Place Retail Stores, Inc. (The)	15,789	496,564
*Chipotle Mexican Grill, Inc.	1,000	81,490
*Chipotle Mexican Grill, Inc. Class B	1,000	79,910
#Choice Hotels International, Inc.	2,200	65,604
Christopher & Banks Corp.	31,300	190,617
*Chromcraft Revington, Inc.	2,820	3,920
*Churchill Downs, Inc.	10,782	338,339
Cinemark Holdings, Inc.	68,224	790,716
*Citi Trends, Inc.	10,740	282,784
CKE Restaurants, Inc.	14,308	125,195
*CKX, Inc.	21,400	136,960
*Clear Channel Outdoor Holdings, Inc.	15,663	106,822
*Coachmen Industries, Inc.	1,300	1,508
*Coast Distribution System, Inc.	1,632	4,978
*Cobra Electronics Corp.	400	508
*Coinstar, Inc.	13,400	425,316
*Coldwater Creek, Inc.	42,854	246,410
#*Collective Brands, Inc.	45,514	844,285
*Collectors Universe, Inc.	4,583	34,281
#Columbia Sportswear Co.	18,400	700,120
Comcast Corp. Class A	298,194	4,323,813

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Comcast Corp. Special Class A	99,609	$1,396,518
#*Conn’s, Inc.	20,368	128,522
#Cooper Tire & Rubber Co.	41,211	628,880
*Core-Mark Holding Co., Inc.	11,528	315,521
#*Corinthian Colleges, Inc.	28,265	448,283
#*Cosi, Inc.	3,022	2,569
CPI Corp.	800	9,088
Cracker Barrel Old Country Store, Inc.	4,197	139,131
*Craftmade International, Inc.	1,843	4,866
*CROCS, Inc.	74,500	452,960
#*Crown Media Holdings, Inc.	20,862	32,127
CSS Industries, Inc.	4,800	97,440
*CTM Media Holdings, Inc. Class B	1,854	1,390
*Culp, Inc.	7,648	44,129
*Cumulus Media, Inc.	4,900	10,339
*Cybex International, Inc.	2,804	3,841
*Cycle Country Accessories Corp.	2,700	1,107
#D.R. Horton, Inc.	103,100	1,129,976
*Dana Holding Corp.	46,175	261,350
Darden Restaurants, Inc.	4,659	141,214
#*Deckers Outdoor Corp.	2,000	179,340
*dELiA*s, Inc.	18,616	39,466
*Delta Apparel, Inc.	12,525	110,721
*Design Within Reach, Inc.	6,120	1,714
*Destination Maternity Corp.	2,624	52,611
DeVry, Inc.	9,500	525,255
#*Dick’s Sporting Goods, Inc.	24,900	564,981
Dillard’s, Inc.	59,505	810,458
*DineEquity, Inc.	13,500	285,660
#*DIRECTV Group, Inc. (The)	1,800	47,340
#*Discovery Communications, Inc. (25470F104)	87,999	2,419,972
#*Discovery Communications, Inc. (25470F203)	1,300	35,666
*Discovery Communications, Inc. (25470F302)	45,164	1,084,839
Disney (Walt) Co.	112,792	3,087,117
*Dolan Media Co.	24,276	289,855
#*Dollar Tree, Inc.	6,200	279,806
*Domino’s Pizza, Inc.	12,800	93,952
*Dorman Products, Inc.	11,008	160,937
Dover Downs Gaming & Entertainment, Inc.	15,417	73,231
*DreamWorks Animation SKG, Inc.	9,200	294,400
#*Dress Barn, Inc. (The)	41,180	743,299
*Drew Industries, Inc.	16,132	308,766
*Drugstore.com, Inc.	42,870	118,750
#*DRYCLEAN USA, Inc.	1,100	1,155
#*DSW, Inc.	9,540	183,168
#Eastman Kodak Co.	306,799	1,150,496
*EDCI Holdings, Inc.	2,070	12,027
Educational Development Corp.	2,987	15,682
*Einstein Noah Restaurant Group, Inc.	4,496	58,538
*Emerson Radio Corp.	9,330	12,502
*Emmis Communications Corp. Class A	5,300	5,459
*Empire Resorts, Inc.	7,700	20,790
*Entercom Communications Corp.	21,400	151,512
*Entravision Communications Corp.	20,460	42,966
*Escalade, Inc.	1,000	2,410
Ethan Allen Interiors, Inc.	21,800	271,628
*EW Scripps Co.	20,719	131,773
*Exide Technologies	44,910	274,849
#*Expedia, Inc.	47,300	1,072,291
Family Dollar Stores, Inc.	13,400	379,220
*Famous Dave’s of America, Inc.	4,868	29,890

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Federal Mogul Corp.	17,523	$195,381
*FGX International Holdings, Ltd.	5,064	66,794
Finish Line, Inc. Class A	43,139	437,429
*Fisher Communications, Inc.	7,173	139,802
*Flanigan’s Enterprises, Inc.	300	1,710
Flexsteel Industries, Inc.	2,431	19,618
Foot Locker, Inc.	174,959	1,833,570
*Ford Motor Co.	86,858	608,006
Fortune Brands, Inc.	44,565	1,735,807
FortuNet, Inc.	4,800	6,528
*Fossil, Inc.	20,951	560,020
*Franklin Electronic Publishers, Inc.	3,212	7,902
*Frederick’s of Hollywood Group, Inc.	3,900	4,602
#Fred’s, Inc.	36,447	431,532
Frisch’s Restaurants, Inc.	5,689	133,407
*Fuel Systems Solutions, Inc.	5,000	163,700
*Full House Resorts, Inc.	8,358	20,059
*Furniture Brands International, Inc.	43,300	184,025
*Gaiam, Inc.	10,700	69,871
#*GameStop Corp. Class A	8,200	199,178
*GameTech International, Inc.	2,168	2,883
*Gaming Partners International Corp.	9,358	42,205
*Gander Mountain Co.	17,709	88,368
Gannett Co., Inc.	66,300	651,066
Gap, Inc.	20,700	441,738
#*Garmin, Ltd.	800	24,208
#*Gaylord Entertainment Co.	30,695	461,346
#*Genesco, Inc.	13,608	354,761
Gentex Corp.	13,100	209,731
#Genuine Parts Co.	10,900	381,391
*G-III Apparel Group, Ltd.	12,980	207,810
*Global Traffic Network, Inc.	4,921	21,357
*Golfsmith International Holdings, Inc.	1,900	3,363
*Goodyear Tire & Rubber Co.	62,000	798,560
*Gray Television, Inc.	24,623	43,090
*Gray Television, Inc. Class A	2,300	4,163
*Great Wolf Resorts, Inc.	10,800	36,072
*Group 1 Automotive, Inc.	20,400	518,568
#Guess?, Inc.	2,500	91,375
*Gymboree Corp.	9,800	417,186
H&R Block, Inc.	8,000	146,720
*Hallwood Group, Inc.	359	9,549
*Hampshire Group, Ltd.	1,868	5,604
*Hanesbrands, Inc.	2,900	62,698
#Harley-Davidson, Inc.	25,800	642,936
*Harman International Industries, Inc.	12,590	473,510
*Harris Interactive, Inc.	4,286	4,029
#Harte-Hanks, Inc.	46,254	543,022
Hasbro, Inc.	8,800	239,976
*Hastings Entertainment, Inc.	1,695	7,272
*Haverty Furniture Cos., Inc.	13,574	164,381
*Haverty Furniture Cos., Inc. Class A	1,500	18,405
*Hawk Corp.	7,000	97,440
*Heelys, Inc.	7,950	17,649
*Helen of Troy, Ltd.	27,199	621,225
#*hhgregg, Inc.	4,200	69,258
#*Hibbett Sporting Goods, Inc.	6,351	119,018
Hillenbrand, Inc.	8,200	163,836
*Hollywood Media Corp.	16,786	25,179
#Home Depot, Inc.	50,800	1,274,572
Hooker Furniture Corp.	8,974	114,957

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Hot Topic, Inc.	28,248	$217,510
#*Hovnanian Enterprises, Inc.	41,900	163,829
*HSN, Inc.	23,747	354,780
*Iconix Brand Group, Inc.	62,866	733,018
#*Image Entertainment, Inc.	5,300	4,346
*Infosonics Corp.	4,100	3,854
Interactive Data Corp.	14,400	378,720
International Speedway Corp.	18,000	459,180
#*Interpublic Group of Cos., Inc.	42,400	255,248
*Interstate Hotels & Resorts, Inc.	16,900	19,435
*Interval Leisure Group, Inc.	20,847	232,653
*iRobot Corp.	17,538	234,483
*Isle of Capri Casinos, Inc.	24,572	190,433
*ITT Educational Services, Inc.	800	72,280
*J. Alexander’s Corp.	10,300	43,672
#*J. Crew Group, Inc.	1,200	48,936
#J.C. Penney Co., Inc.	73,497	2,434,956
*Jack in the Box, Inc.	15,700	294,532
*Jackson Hewitt Tax Service, Inc.	21,766	106,871
*Jaclyn, Inc.	400	2,350
*JAKKS Pacific, Inc.	5,600	79,688
Jarden Corp.	98,783	2,705,666
*Jennifer Convertibles, Inc.	400	520
*Jo-Ann Stores, Inc.	20,505	545,843
Johnson Controls, Inc.	34,525	825,838
*Johnson Outdoors, Inc.	4,728	41,370
Jones Apparel Group, Inc.	77,200	1,381,108
*Jos. A. Bank Clothiers, Inc.	13,225	541,960
*Journal Communications, Inc.	33,000	117,480
*K12, Inc.	1,700	27,268
#KB Home	33,636	476,958
*Kenneth Cole Productions, Inc. Class A	9,000	85,590
*Kid Brands, Inc.	33,488	166,435
*Kirkland’s, Inc.	4,800	60,384
*Knology, Inc.	12,439	125,012
*Kohl’s Corp.	10,100	577,922
*Kona Grill, Inc.	3,490	10,435
Koss Corp.	1,400	16,464
*Krispy Kreme Doughnuts, Inc.	20,624	69,915
KSW, Inc.	3,180	10,939
*K-Swiss, Inc. Class A	32,483	265,061
Lacrosse Footwear, Inc.	4,685	55,002
*Lakeland Industries, Inc.	4,621	34,011
*Lakes Entertainment, Inc.	9,741	23,963
#*Lamar Advertising Co.	10,244	248,929
*Landry’s Restaurants, Inc.	1,500	16,350
#*Las Vegas Sands Corp.	8,900	134,301
•*Lazare Kaplan International, Inc.	4,000	10,000
*La-Z-Boy, Inc.	43,000	305,300
*Leapfrog Enterprises, Inc.	28,313	93,433
*Learning Tree International, Inc.	10,875	118,320
*Lee Enterprises, Inc.	2,600	7,930
#Leggett & Platt, Inc.	63,300	1,223,589
#Lennar Corp. Class A	114,387	1,441,276
Lennar Corp. Class B	15,805	152,834
*Liberty Global, Inc. Class A	11,979	245,929
#*Liberty Global, Inc. Series C	11,296	232,472
*Liberty Media Corp. Capital Class A	92,738	1,918,749
*Liberty Media Corp. Capital Class B	300	6,222
*Liberty Media Corp. Entertainment Class A	71,000	2,188,220
*Liberty Media Corp. Entertainment Class B	800	25,488

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Liberty Media Corp. Interactive Class A	257,857	$2,924,098
*Liberty Media Corp. Interactive Class B	3,100	35,061
#*Life Time Fitness, Inc.	27,206	586,289
*Lifetime Brands, Inc.	8,526	51,753
#Limited Brands, Inc.	12,900	227,040
*LIN TV Corp.	6,200	24,304
*Lincoln Educational Services Corp.	14,831	293,950
*Lithia Motors, Inc.	10,970	91,490
*Live Nation, Inc.	74,652	497,182
*Liz Claiborne, Inc.	71,231	408,866
*LKQ Corp.	32,049	553,486
*LodgeNet Interactive Corp.	4,500	21,825
*Lodgian, Inc.	15,349	27,014
Lowe’s Cos., Inc.	78,242	1,531,196
*Luby’s, Inc.	26,961	96,251
#*Lumber Liquidators, Inc.	3,500	74,375
*M/I Homes, Inc.	21,500	240,155
*Mac-Gray Corp.	10,010	81,381
Macy’s, Inc.	132,888	2,334,842
*Maidenform Brands, Inc.	20,336	286,331
Marcus Corp.	17,912	209,570
*Marine Products Corp.	25,299	122,700
*MarineMax, Inc.	19,029	129,587
#*Martha Stewart Living Omnimedia, Inc.	18,705	96,892
*Marvel Entertainment, Inc.	2,900	144,913
#Mattel, Inc.	14,400	272,592
#Matthews International Corp. Class A	5,933	217,919
*MAXXAM, Inc.	407	4,009
#*McClatchy Co. (The)	21,500	60,630
*McCormick & Schmick’s Seafood Restaurants, Inc.	11,021	66,346
McDonald’s Corp.	13,800	808,818
MDC Holdings, Inc.	27,700	903,574
*Media General, Inc.	18,200	150,878
*Mediacom Communications Corp.	15,011	71,753
#Men’s Wearhouse, Inc. (The)	29,907	692,945
Meredith Corp.	9,720	263,023
*Meritage Homes Corp.	23,880	435,571
#*MGM Mirage	115,980	1,075,135
*Midas, Inc.	3,943	31,781
*Modine Manufacturing Co.	32,700	336,810
#*Mohawk Industries, Inc.	44,950	1,925,208
#*Monarch Casino & Resort, Inc.	14,718	102,143
Monro Muffler Brake, Inc.	13,808	427,910
*Morgans Hotel Group Co.	20,664	68,604
#*Morningstar, Inc.	1,065	54,336
*Morton’s Restaurant Group, Inc.	10,592	39,614
*Motorcar Parts of America, Inc.	1,652	8,756
*Movado Group, Inc.	19,263	201,876
*MTR Gaming Group, Inc.	23,877	51,813
#*Multimedia Games, Inc.	19,081	93,688
*Nathan’s Famous, Inc.	3,625	52,562
National CineMedia, Inc.	10,824	173,184
National Presto Industries, Inc.	3,212	279,219
*Nautilus, Inc.	900	1,611
*Navarre Corp.	10,276	23,738
#*Netflix, Inc.	12,300	657,435
*Nevada Gold & Casinos, Inc.	1,000	970
*New Frontier Media, Inc.	11,506	22,322
*New York & Co., Inc.	53,080	233,552
#*New York Times Co. Class A (The)	51,065	406,988
#Newell Rubbermaid, Inc.	17,700	256,827

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
News Corp. Class A	170,658	$1,965,980
#News Corp. Class B	116,200	1,580,320
*NexCen Brands, Inc.	19,400	3,686
NIKE, Inc. Class B	1,200	74,616
*Nobel Learning Communities, Inc.	6,421	53,615
*Nobility Homes, Inc.	1,979	19,295
#Nordstrom, Inc.	3,500	111,230
#Nutri/System, Inc.	6,853	147,477
#*NVR, Inc.	1,200	794,724
*O’Charleys, Inc.	18,200	127,582
*Office Depot, Inc.	212,781	1,287,325
*OfficeMax, Inc.	31,000	354,330
*Orange 21, Inc.	91	62
*Orbitz Worldwide, Inc.	3,600	18,828
#*O’Reilly Automotive, Inc.	28,113	1,048,053
*Orient-Express Hotels, Ltd.	34,200	294,120
*Orleans Homebuilders, Inc.	11,153	24,314
*Outdoor Channel Holdings, Inc.	24,237	167,720
#*Overstock.com, Inc.	5,872	82,208
Oxford Industries, Inc.	13,900	268,965
*P & F Industries, Inc. Class A	1,046	3,086
#*P.F. Chang’s China Bistro, Inc.	8,939	260,929
*Pacific Sunwear of California, Inc.	59,200	357,568
*Palm Harbor Homes, Inc.	17,003	37,577
*Panera Bread Co.	13,900	833,722
*Papa John’s International, Inc.	6,187	139,208
*Peet’s Coffee & Tea, Inc.	11,116	377,944
*Penn National Gaming, Inc.	7,920	199,030
#*Penske Automotive Group, Inc.	54,830	858,638
#Pep Boys - Manny, Moe & Jack (The)	43,524	381,705
*Perry Ellis International, Inc.	10,300	140,801
PetMed Express, Inc.	15,100	236,919
PetSmart, Inc.	14,736	346,738
Phillips-Van Heusen Corp.	17,250	692,588
*Phoenix Footwear Group, Inc.	4,000	1,400
*Pier 1 Imports, Inc.	68,065	239,589
*Pinnacle Entertainment, Inc.	39,000	329,550
#*Playboy Enterprises, Inc. Class A	1,600	5,360
*Playboy Enterprises, Inc. Class B	23,600	72,452
*Point.360	2,600	3,120
#Polaris Industries, Inc.	2,600	109,382
#Polo Ralph Lauren Corp.	2,300	171,166
*Pomeroy IT Solutions, Inc.	2,600	16,874
Pool Corp.	5,850	114,543
#*Pre-Paid Legal Services, Inc.	2,600	102,804
*Priceline.com, Inc.	1,900	299,801
Primedia, Inc.	13,808	34,658
*Princeton Review, Inc.	17,667	80,915
#*Pulte Homes, Inc.	262,392	2,364,152
*Q.E.P. Co., Inc.	1,500	10,140
*Quiksilver, Inc.	25,600	50,944
*Radio One, Inc. Class D	27,315	48,348
*RadioShack Corp.	3,600	60,804
#*Raser Technologies, Inc.	12,700	14,986
*RC2 Corp.	15,662	204,546
*RCN Corp.	24,595	205,122
*Reading International, Inc. Class A	11,759	46,566
*Red Lion Hotels Corp.	1,000	4,770
*Red Robin Gourmet Burgers, Inc.	16,700	279,057
Regal Entertainment Group	5,200	65,572
*Regent Communications, Inc.	2,900	1,798

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Regis Corp.	44,362	$720,439
#*Rent-A-Center, Inc.	23,120	424,483
*Rentrak Corp.	5,202	79,955
*Retail Ventures, Inc.	44,020	282,168
*Rex Stores Corp.	14,600	180,310
RG Barry Corp.	18,234	156,083
*RHI Entertainment, Inc.	1,600	4,192
*Rick’s Cabaret International, Inc.	5,969	43,633
*Riviera Holdings Corp.	400	232
*Rockford Corp.	3,495	1,398
#*Rocky Brands, Inc.	2,900	24,099
#Ross Stores, Inc.	5,908	260,011
#*Royal Caribbean Cruises, Ltd.	96,362	1,949,403
*Rubio’s Restaurants, Inc.	7,152	52,138
*Ruby Tuesday, Inc.	51,977	346,167
*Ruth’s Hospitality Group, Inc.	12,945	40,259
#Ryland Group, Inc.	42,610	790,416
*Saks, Inc.	91,100	511,071
*Salem Communications Corp.	8,311	25,515
*Sally Beauty Holdings, Inc.	8,838	59,656
#Scholastic Corp.	16,100	400,407
#*Scientific Games Corp.	2,900	40,803
Scripps Networks Interactive, Inc.	5,300	200,128
*Sealy Corp.	30,900	89,610
#*Sears Holdings Corp.	54,760	3,716,014
*Select Comfort Corp.	14,500	79,315
Service Corp. International	305,960	2,101,945
#Sherwin-Williams Co.	4,800	273,792
*Shiloh Industries, Inc.	8,873	39,928
*Shoe Carnival, Inc.	9,251	138,858
*Shuffle Master, Inc.	49,179	384,088
*Shutterfly, Inc.	18,620	262,542
*Signet Jewelers, Ltd. ADR	16,169	407,620
*Silverleaf Resorts, Inc.	8,070	9,684
*Sinclair Broadcast Group, Inc. Class A	41,600	163,904
*Skechers U.S.A., Inc. Class A	37,415	816,395
Skyline Corp.	8,700	152,163
*Smith & Wesson Holding Corp.	15,200	64,904
Snap-On, Inc.	25,128	917,926
*Sonesta International Hotels Corp. Class A	1,000	11,600
*Sonic Automotive, Inc.	43,000	384,420
*Sonic Corp.	13,343	124,757
#Sotheby’s Class A	32,370	513,388
Spartan Motors, Inc.	27,405	136,751
#Speedway Motorsports, Inc.	47,584	644,287
*Sport Chalet, Inc. Class A	5,273	8,806
Sport Supply Group, Inc.	10,088	104,108
Stage Stores, Inc.	25,337	298,977
*Stamps.com, Inc.	13,700	137,548
*Standard Motor Products, Inc.	14,130	118,127
*Standard Pacific Corp.	89,214	267,642
*Stanley Furniture, Inc.	8,465	66,535
Stanley Works (The)	6,400	289,472
#Staples, Inc.	8,300	180,110
#Starwood Hotels & Resorts Worldwide, Inc.	8,300	241,198
#*Steak n Shake Co. (The)	35,476	413,295
*Stein Mart, Inc.	17,840	169,480
*Steiner Leisure, Ltd.	200	7,392
*Steinway Musical Instruments, Inc.	4,626	54,217
*Steven Madden, Ltd.	12,059	488,390
Stewart Enterprises, Inc.	70,843	324,461

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Stoneridge, Inc.	19,624	$144,236
*Strattec Security Corp.	4,591	64,274
#Strayer Education, Inc.	1,326	269,138
#Sturm Ruger & Co., Inc.	16,895	179,425
#Superior Industries International, Inc.	18,600	247,008
*Syms Corp.	5,544	38,974
#*Systemax, Inc.	27,061	364,782
*Talbots, Inc.	35,398	321,060
*Tandy Brands Accessories, Inc.	200	790
*Tandy Leather Factory, Inc.	5,853	19,256
Target Corp.	22,714	1,100,039
*Tempur-Pedic International, Inc.	14,042	271,994
*Tenneco, Inc.	17,900	243,798
#*Texas Roadhouse, Inc.	54,800	518,956
Thor Industries, Inc.	21,079	552,691
*Ticketmaster Entertainment, Inc.	20,847	201,174
#Tiffany & Co.	7,800	306,462
#*Timberland Co. Class A	40,812	660,338
Time Warner Cable, Inc.	58,725	2,316,114
Time Warner, Inc.	198,927	5,991,681
TJX Cos., Inc. (The)	11,000	410,850
#*Toll Brothers, Inc.	64,067	1,109,640
*Town Sports International Holdings, Inc.	9,500	28,215
#*Tractor Supply Co.	10,000	447,000
#*True Religion Apparel, Inc.	5,300	136,581
*TRW Automotive Holdings Corp.	82,200	1,286,430
*Tuesday Morning Corp.	34,574	111,674
Tupperware Corp.	6,200	279,124
*Tween Brands, Inc.	7,900	66,992
*Ulta Salon Cosmetics & Fragrance, Inc.	12,273	185,813
#*Under Armour, Inc. Class A	2,300	61,755
*Unifi, Inc.	48,699	135,383
UniFirst Corp.	12,200	513,620
*Universal Electronics, Inc.	12,010	247,406
#*Universal Technical Institute, Inc.	11,850	213,182
*Urban Outfitters, Inc.	5,900	185,142
*US Auto Parts Network, Inc.	14,711	78,704
#V.F. Corp.	6,400	454,656
#*Vail Resorts, Inc.	27,116	933,875
*Valassis Communications, Inc.	8,476	154,517
Value Line, Inc.	1,841	56,629
*ValueVision Media, Inc.	26,014	82,464
*VCG Holding Corp.	815	1,532
*Viacom, Inc. Class A	1,729	50,452
*Viacom, Inc. Class B	16,600	457,994
*Volcom, Inc.	17,644	293,067
*Voyager Learning Co.	5,149	23,685
WABCO Holdings, Inc.	8,200	194,504
*Walking Co. Holdings, Inc. (The)	3,900	3,608
*Warnaco Group, Inc.	22,700	920,031
*Warner Music Group Corp.	31,432	181,048
Washington Post Co.	2,200	950,400
#Weight Watchers International, Inc.	3,500	92,785
*Wells-Gardner Electronics Corp.	4,194	8,220
Wendy’s/Arby’s Group, Inc.	182,259	719,923
*West Marine, Inc.	18,575	141,542
*Wet Seal, Inc. (The)	76,735	244,785
#Weyco Group, Inc.	6,617	147,559
#Whirlpool Corp.	22,057	1,579,061
Wiley (John) & Sons, Inc. Class A	5,200	183,144
Wiley (John) & Sons, Inc. Class B	800	28,400

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Williams Controls, Inc.	1,601	$13,384
#Williams-Sonoma, Inc.	36,006	676,193
*Winmark Corp.	391	8,262
*Winnebago Industries, Inc.	20,550	236,325
*WMS Industries, Inc.	9,900	395,802
Wolverine World Wide, Inc.	18,419	471,158
World Wrestling Entertainment, Inc.	8,500	112,880
*WPT Enterprises, Inc.	4,665	5,178
#Wyndham Worldwide Corp.	139,138	2,372,303
#*Wynn Resorts, Ltd.	1,300	70,486
*Zale Corp.	33,500	158,455
#*Zumiez, Inc.	21,467	289,160

Total Consumer Discretionary		190,866,379

Consumer Staples — (4.4%)
#Alberto-Culver Co.	24,500	657,090
Alico, Inc.	3,893	113,208
*Alliance One International, Inc.	87,960	387,904
Altria Group, Inc.	46,200	836,682
*American Italian Pasta Co.	800	21,736
Andersons, Inc. (The)	13,714	425,545
Archer-Daniels-Midland Co.	36,818	1,108,958
Arden Group, Inc. Class A	1,100	124,047
B&G Foods, Inc.	34,602	270,242
*Bare Escentuals, Inc.	13,200	166,716
#*BJ’s Wholesale Club, Inc.	9,100	318,773
*Boston Beer Co., Inc. Class A	3,300	125,400
*Bridgford Foods Corp.	2,200	18,370
Brown-Forman Corp. Class A	1,000	51,190
#Brown-Forman Corp. Class B	3,250	158,632
#Bunge, Ltd.	18,235	1,040,489
*Calavo Growers, Inc.	6,758	120,630
Cal-Maine Foods, Inc.	11,300	306,795
Casey’s General Stores, Inc.	16,800	529,704
CCA Industries, Inc.	1,800	8,172
*Central European Distribution Corp.	19,168	596,316
*Central Garden & Pet Co.	21,139	209,699
*Central Garden & Pet Co. Class A	20,373	192,729
*Chattem, Inc.	4,200	266,154
#*Chiquita Brands International, Inc.	69,280	1,121,643
Church & Dwight Co., Inc.	6,800	386,784
Coca-Cola Bottling Co.	3,300	148,203
Coca-Cola Enterprises, Inc.	45,760	872,643
*Coffee Holding Co., Inc.	1,900	7,524
ConAgra, Inc.	21,650	454,650
*Constellation Brands, Inc. Class A	31,465	497,776
*Constellation Brands, Inc. Class B	500	8,025
Corn Products International, Inc.	35,860	1,010,535
Costco Wholesale Corp.	6,726	382,373
*Craft Brewers Alliance, Inc.	3,930	13,008
CVS Caremark Corp.	88,513	3,124,509
*Darling International, Inc.	35,433	246,259
*Dean Foods Co.	10,500	191,415
Del Monte Foods Co.	191,614	2,069,431
#Diamond Foods, Inc.	9,889	298,153
#*Diedrich Coffee, Inc.	2,316	50,489
*Dr Pepper Snapple Group, Inc.	1,334	36,365
*Elizabeth Arden, Inc.	22,513	239,763
*Energizer Holdings, Inc.	400	24,348
Farmer Brothers Co.	14,931	282,196
#Flowers Foods, Inc.	20,051	468,391

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Fresh Del Monte Produce, Inc.	21,742	$472,019
General Mills, Inc.	9,300	613,056
Golden Enterprises, Inc.	3,765	13,629
#*Great Atlantic & Pacific Tea Co.	23,439	232,280
*Green Mountain Coffee, Inc.	14,100	938,355
Griffin Land & Nurseries, Inc. Class A	3,322	98,630
*Hain Celestial Group, Inc.	44,460	779,828
#*Hansen Natural Corp.	1,200	43,380
Hormel Foods Corp.	8,189	298,571
*HQ Sustainable Maritime Industries, Inc.	10,992	83,209
*IGI Labratories, Inc.	3,128	3,065
Imperial Sugar Co.	10,156	126,848
Ingles Markets, Inc.	12,373	190,297
Inter Parfums, Inc.	25,019	307,233
J & J Snack Foods Corp.	13,292	520,648
J.M. Smucker Co.	49,794	2,625,638
*Katy Industries, Inc.	1,000	1,800
Kraft Foods, Inc.	120,422	3,314,013
Kroger Co. (The)	12,400	286,812
Lancaster Colony Corp.	9,200	446,936
Lance, Inc.	13,429	323,907
#*Lifeway Foods, Inc.	4,096	49,316
Mannatech, Inc.	25,694	87,360
McCormick & Co., Inc.	5,200	182,052
McCormick & Co., Inc. Voting	350	12,250
*Medifast, Inc.	11,980	263,800
*MGP Ingredients, Inc.	9,074	39,381
Molson Coors Brewing Co.	20,736	1,015,442
Molson Coors Brewing Co. Class A	400	19,418
*Monterey Pasta Co.	5,189	13,907
Nash-Finch Co.	10,300	298,494
*National Beverage Corp.	27,390	299,920
*Natural Alternatives International, Inc.	4,637	34,963
#*Natural Health Trends Corp.	5,046	2,321
*NBTY, Inc.	23,600	859,276
Nu Skin Enterprises, Inc. Class A	13,900	316,364
*Nutraceutical International Corp.	11,692	127,209
Oil-Dri Corp. of America	6,773	103,559
*Omega Protein Corp.	13,400	55,744
*Orchids Paper Products Co.	2,200	39,380
*Overhill Farms, Inc.	7,353	40,147
*Pantry, Inc.	17,478	246,615
*Parlux Fragrances, Inc.	16,718	32,266
*PC Group, Inc.	4,397	2,198
Pepsi Bottling Group, Inc.	13,000	486,720
#PepsiAmericas, Inc.	43,418	1,269,542
Philip Morris International, Inc.	36,900	1,747,584
*Physicians Formula Holdings, Inc.	3,251	7,120
*Prestige Brands Holdings, Inc.	65,760	444,538
PriceSmart, Inc.	13,300	256,690
Procter & Gamble Co.	76,240	4,421,920
*Ralcorp Holdings, Inc.	7,500	402,750
*Reddy Ice Holdings, Inc.	7,000	27,650
Reliv’ International, Inc.	4,060	12,708
*Revlon, Inc.	13,564	114,345
Reynolds American, Inc.	11,000	533,280
Rocky Mountain Chocolate Factory, Inc.	5,450	46,434
#Ruddick Corp.	20,100	537,072
Safeway, Inc.	23,400	522,522
Sanderson Farms, Inc.	11,768	430,591
*Sanfilippo (John B.) & Son, Inc.	5,507	75,556

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sara Lee Corp.	44,300	$500,147
Schiff Nutrition International, Inc.	8,148	47,014
*Seneca Foods Corp.	3,105	85,977
*Seneca Foods Corp. Class B	954	27,046
*Smart Balance, Inc.	51,993	274,523
#*Smithfield Foods, Inc.	140,714	1,877,125
Spartan Stores, Inc.	13,100	185,496
*Star Scientific, Inc.	50,500	42,420
Stephan Co. (The)	1,500	4,635
SUPERVALU, Inc.	68,201	1,082,350
*Susser Holdings Corp.	7,687	91,398
Tasty Baking Co.	4,675	29,967
*Tofutti Brands, Inc.	799	1,031
#Tootsie Roll Industries, Inc.	20,228	501,857
#*TreeHouse Foods, Inc.	26,330	984,742
#Tyson Foods, Inc. Class A	139,001	1,740,293
*United Natural Foods, Inc.	20,700	499,077
United-Guardian, Inc.	1,200	12,000
#Universal Corp.	24,000	998,160
*USANA Health Sciences, Inc.	4,673	134,676
#Vector Group, Ltd.	11,322	164,282
Village Super Market, Inc.	2,270	68,100
Walgreen Co.	11,197	423,583
Wal-Mart Stores, Inc.	42,300	2,101,464
WD-40 Co.	7,236	227,862
Weis Markets, Inc.	23,294	824,608
#*Whole Foods Market, Inc.	4,700	150,682
*Winn-Dixie Stores, Inc.	59,401	658,757
*Zapata Corp.	9,082	62,030

Total Consumer Staples		60,989,524

Energy — (8.4%)
*Abraxas Petroleum Corp.	18,724	30,895
*Adams Resources & Energy, Inc.	3,393	77,021
#*Allis-Chalmers Energy, Inc.	43,600	151,728
Alon USA Energy, Inc.	35,500	298,200
*Alpha Natural Resources, Inc.	19,528	663,366
*American Oil & Gas, Inc.	7,969	16,735
Anadarko Petroleum Corp.	62,067	3,781,742
Apache Corp.	25,800	2,428,296
*Approach Resources, Inc.	3,166	24,568
#Arch Coal, Inc.	18,267	395,663
*Arena Resources, Inc.	7,400	275,724
*Atlas Energy, Inc.	28,794	753,827
*ATP Oil & Gas Corp.	30,900	534,879
#*Atwood Oceanics, Inc.	8,204	291,160
#Baker Hughes, Inc.	17,387	731,471
*Barnwell Industries, Inc.	3,656	16,635
*Basic Energy Services, Inc.	22,900	160,300
#Berry Petroleum Corp. Class A	28,501	722,785
*Bill Barrett Corp.	26,394	817,686
BJ Services Co.	22,113	424,570
*Bolt Technology Corp.	7,066	71,861
#*BPZ Resources, Inc.	7,000	44,100
*Brigham Exploration Co.	35,362	335,939
*Bristow Group, Inc.	26,280	766,062
*Bronco Drilling Co., Inc.	23,115	146,087
Cabot Oil & Gas Corp.	11,100	427,017
*Cal Dive International, Inc.	80,176	615,752
*Callon Petroleum Co.	8,287	13,259
*Cameron International Corp.	7,640	282,451

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Cano Petroleum, Inc.	2,900	$3,045
CARBO Ceramics, Inc.	15,100	881,689
#*Carrizo Oil & Gas, Inc.	8,700	201,666
#*Cheniere Energy, Inc.	22,270	51,889
Chesapeake Energy Corp.	51,790	1,268,855
Chevron Corp.	79,607	6,093,120
Cimarex Energy Co.	60,950	2,386,802
*Clayton Williams Energy, Inc.	7,400	193,880
*Clean Energy Fuels Corp.	9,600	111,360
*CNX Gas Corp.	7,000	195,020
*Complete Production Services, Inc.	59,700	568,941
*Comstock Resources, Inc.	10,800	443,772
*Concho Resources, Inc.	11,600	442,076
ConocoPhillips	197,546	9,912,858
CONSOL Energy, Inc.	800	34,248
*Contango Oil & Gas Co.	5,750	273,988
#*Continental Resources, Inc.	487	18,121
*CREDO Petroleum Corp.	7,803	76,001
*Crosstex Energy, Inc.	31,205	175,372
*CVR Energy, Inc.	45,600	479,712
*Dawson Geophysical Co.	6,550	158,182
Delek US Holdings, Inc.	54,500	367,875
#*Delta Petroleum Corp.	29,581	38,455
#*Denbury Resources, Inc.	13,200	192,720
Devon Energy Corp.	28,626	1,852,388
#Diamond Offshore Drilling, Inc.	3,300	314,325
*Double Eagle Petroleum Co.	7,874	37,244
*Dresser-Rand Group, Inc.	4,200	123,774
*Dril-Quip, Inc.	7,700	374,143
*Dune Energy, Inc.	18,600	2,232
*Encore Acquisition Co.	42,400	1,571,768
*ENGlobal Corp.	20,650	60,918
ENSCO International, Inc.	24,223	1,109,171
EOG Resources, Inc.	15,103	1,233,311
*Evolution Petroleum Corp.	14,588	49,745
*EXCO Resources, Inc.	70,000	1,093,400
*Exterran Holdings, Inc.	35,288	720,934
Exxon Mobil Corp.	66,600	4,773,222
#*FMC Technologies, Inc.	1,600	84,160
*Forest Oil Corp.	41,430	812,028
#Frontier Oil Corp.	37,500	519,750
*FX Energy, Inc.	19,566	52,046
#General Maritime Corp.	38,112	262,592
*Geokinetics, Inc.	6,531	105,018
#*GeoResources, Inc.	11,462	127,114
*Global Industries, Ltd.	63,561	463,360
#*GMX Resources, Inc.	7,500	95,475
*Goodrich Petroleum Corp.	5,200	133,484
*Green Plains Renewable Energy, Inc.	2,244	16,538
Gulf Island Fabrication, Inc.	11,123	212,672
*GulfMark Offshore, Inc.	18,200	503,594
*Gulfport Energy Corp.	25,213	192,375
*Harvest Natural Resources, Inc.	50,500	277,245
#*Helix Energy Solutions Group, Inc.	79,245	1,088,034
#Helmerich & Payne, Inc.	19,900	756,598
*Hercules Offshore, Inc.	40,100	205,713
Hess Corp.	19,700	1,078,378
*HKN, Inc.	5,544	18,295
#Holly Corp.	26,117	757,654
*Hornbeck Offshore Services, Inc.	19,600	476,476
Houston American Energy Corp.	1,079	4,208

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Infinity, Inc.	6,600	$3,432
*International Coal Group, Inc.	62,700	256,443
#*ION Geophysical Corp.	99,128	379,660
*James River Coal Co.	7,400	140,526
*Key Energy Services, Inc.	63,919	467,248
Lufkin Industries, Inc.	11,031	629,319
Marathon Oil Corp.	94,908	3,034,209
#*Mariner Energy, Inc.	53,471	681,221
#Massey Energy Co.	34,477	1,002,936
*Matrix Service Co.	23,374	207,327
*McMoran Exploration Co.	5,600	43,064
*Meridian Resource Corp.	32,383	10,363
*Mitcham Industries, Inc.	10,465	75,871
Murphy Oil Corp.	13,000	794,820
#*Nabors Industries, Ltd.	98,634	2,054,546
*NATCO Group, Inc. Class A	8,100	352,998
*National-Oilwell, Inc.	46,209	1,894,107
*Natural Gas Services Group, Inc.	13,910	234,662
*New Concept Energy, Inc.	228	1,168
*Newfield Exploration Co.	43,600	1,788,472
*Newpark Resources, Inc.	68,294	205,565
Noble Energy, Inc.	11,700	767,871
*Northern Oil & Gas, Inc.	2,600	23,712
Occidental Petroleum Corp.	26,000	1,972,880
*Oceaneering International, Inc.	3,400	173,740
*Oil States International, Inc.	33,148	1,141,617
*OMNI Energy Services Corp.	300	426
#Overseas Shipholding Group, Inc.	29,609	1,162,153
*OYO Geospace Corp.	2,686	70,508
Panhandle Oil & Gas, Inc.	6,629	130,326
*Parker Drilling Co.	105,692	549,598
#*Patriot Coal Corp.	49,260	556,638
#Patterson-UTI Energy, Inc.	109,049	1,698,983
Peabody Energy Corp.	6,800	269,212
Penn Virginia Corp.	29,900	605,475
*Petrohawk Energy Corp.	47,240	1,111,085
*Petroleum Development Corp.	22,819	381,077
#*PetroQuest Energy, Inc.	34,700	212,711
*PHI, Inc. Non-Voting	11,103	190,750
*PHI, Inc. Voting	800	14,480
*Pioneer Drilling Co.	40,100	268,269
#Pioneer Natural Resources Co.	54,700	2,248,717
*Plains Exploration & Production Co.	57,651	1,527,752
*Pride International, Inc.	69,484	2,053,947
*Pyramid Oil Co.	500	2,375
#*Quicksilver Resources, Inc.	8,705	106,201
#Range Resources Corp.	10,700	535,535
*Rex Energy Corp.	22,200	179,598
*Rosetta Resources, Inc.	45,496	615,561
Rowan Cos., Inc.	72,072	1,675,674
#*Royale Energy, Inc.	3,000	6,900
RPC, Inc.	50,750	474,512
#*SandRidge Energy, Inc.	1,884	19,273
*SEACOR Holdings, Inc.	19,732	1,603,620
*Seahawk Drilling, Inc.	4,632	125,064
#Smith International, Inc.	26,615	738,034
Southern Union Co.	12,700	248,539
*Southwestern Energy Co.	7,400	322,492
Spectra Energy Corp.	4,800	91,776
#St. Mary Land & Exploration Co.	31,532	1,075,241
*Stone Energy Corp.	34,056	522,078

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*SulphCo, Inc.	7,400	$7,400
Sunoco, Inc.	41,989	1,293,261
*Superior Energy Services, Inc.	18,561	401,103
*Superior Well Services, Inc.	18,455	195,808
*Swift Energy Corp.	28,870	611,467
*Syntroleum Corp.	2,427	5,412
*T-3 Energy Services, Inc.	9,300	186,186
#Tesoro Petroleum Corp.	66,340	938,048
#*Teton Energy Corp.	11,700	3,838
*Tetra Technologies, Inc.	57,397	542,976
*TGC Industries, Inc.	16,273	70,788
Tidewater, Inc.	29,542	1,231,015
*Toreador Resources Corp.	11,814	100,773
*Trico Marine Services, Inc.	16,502	100,662
*Tri-Valley Corp.	5,446	13,070
#*TXCO Resources, Inc.	21,243	8,497
*Union Drilling, Inc.	16,103	123,027
*Unit Corp.	32,808	1,282,137
*Uranium Energy Corp.	7,998	21,595
*USEC, Inc.	117,103	452,018
VAALCO Energy, Inc.	39,608	168,730
Valero Energy Corp.	67,713	1,225,605
*Venoco, Inc.	2,300	28,980
*Verenium Corp.	1,741	6,633
W&T Offshore, Inc.	39,300	457,845
*Warren Resources, Inc.	44,639	96,420
#*Western Refining, Inc.	44,600	250,206
*Westmoreland Coal Co.	2,720	17,925
*Whiting Petroleum Corp.	35,196	1,985,054
*Willbros Group, Inc.	28,100	369,234
#World Fuel Services Corp.	11,520	585,792
XTO Energy, Inc.	69,919	2,905,834

Total Energy		116,848,504

Financials — (19.6%)
*1st Constitution Bancorp	2,073	15,465
1st Source Corp.	20,920	310,034
21st Century Holding Co.	6,300	28,917
Abington Bancorp, Inc.	28,638	196,457
Access National Corp.	6,073	36,802
Advance America Cash Advance Centers, Inc.	51,698	255,388
*Advanta Corp. Class B	18,813	6,114
#*Affiliated Managers Group, Inc.	1,375	87,299
*Affirmative Insurance Holdings, Inc.	6,936	27,744
Aflac, Inc.	11,100	460,539
*Allegheny Corp.	5,924	1,481,000
Alliance Bancorp, Inc. of Pennsylvania	3,299	28,388
Alliance Financial Corp.	2,074	54,007
Allied World Assurance Co. Holdings, Ltd.	28,131	1,259,144
Allstate Corp.	86,740	2,564,902
*Altisource Portfolio Solutions SA	16,959	258,625
#*Amcore Financial, Inc.	18,620	14,710
#American Capital, Ltd.	130,076	348,604
*American Equity Investment Life Holding Co.	49,600	325,872
American Express Co.	15,630	544,549
American Financial Group, Inc.	129,237	3,179,230
*American Independence Corp.	2,505	11,022
American National Bankshares, Inc.	4,568	97,892
American National Insurance Co.	21,309	1,779,088
American Physicians Capital, Inc.	6,798	192,247
American River Bankshares	4,347	26,604

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*American Safety Insurance Holdings, Ltd.	4,700	$69,654
*American Spectrum Realty, Inc.	200	3,650
#*AmericanWest Bancorporation	8,355	3,175
#*AmeriCredit Corp.	101,831	1,797,317
Ameriprise Financial, Inc.	89,186	3,092,079
Ameris Bancorp	8,002	47,132
*AMERISAFE, Inc.	18,400	341,136
*AmeriServe Financial, Inc.	16,985	29,724
AmTrust Financial Services, Inc.	42,162	475,587
*Anchor Bancorp Wisconsin, Inc.	15,078	11,610
AON Corp.	15,000	577,650
#*Appalachian Bancshares, Inc.	2,100	420
*Arch Capital Group, Ltd.	5,515	371,546
*Argo Group International Holdings, Ltd.	25,536	867,203
Arrow Financial Corp.	7,230	183,859
Aspen Insurance Holdings, Ltd.	39,644	1,022,815
#*Asset Acceptance Capital Corp.	26,584	193,266
Associated Banc-Corp.	85,278	1,092,411
Assurant, Inc.	32,180	963,147
#Assured Guaranty, Ltd.	19,086	316,446
ASTA Funding, Inc.	9,400	61,382
#Astoria Financial Corp.	46,863	467,693
*Atlantic American Corp.	5,179	6,862
Atlantic Coast Federal Corp.	5,334	7,734
Auburn National Bancorporation, Inc.	831	16,254
*Avatar Holdings, Inc.	4,770	77,751
Axis Capital Holdings, Ltd.	39,506	1,141,328
#*B of I Holding, Inc.	4,699	39,190
Baldwin & Lyons, Inc.	489	11,183
Baldwin & Lyons, Inc. Class B	9,315	212,475
BancFirst Corp.	10,919	394,285
Bancorp Rhode Island, Inc.	2,945	75,156
*Bancorp, Inc.	15,500	79,050
#BancorpSouth, Inc.	34,466	778,242
#BancTrust Financial Group, Inc.	6,967	22,364
Bank Mutual Corp.	46,438	325,995
Bank of America Corp.	531,294	7,746,267
Bank of Commerce Holdings	4,452	24,531
*Bank of Florida Corp.	7,291	10,645
*Bank of Granite Corp.	6,425	3,341
#Bank of Hawaii Corp.	5,400	239,760
Bank of Kentucky Financial Corp.	920	19,909
Bank of New York Mellon Corp.	72,356	1,929,011
#Bank of the Ozarks, Inc.	14,210	323,277
*BankAtlantic Bancorp, Inc.	23,074	33,918
BankFinancial Corp.	26,672	251,784
#Banner Corp.	15,519	47,643
Bar Harbor Bankshares	2,177	61,827
BB&T Corp.	39,590	946,597
#BCB Bancorp, Inc.	2,765	22,811
*BCSB Bancorp, Inc.	1,226	10,507
*Beach First National Bancshares, Inc.	900	1,071
Beacon Federal Bancorp, Inc.	3,387	29,806
*Beneficial Mutual Bancorp, Inc.	25,286	233,896
*Berkshire Bancorp, Inc.	1,025	6,509
Berkshire Hills Bancorp, Inc.	11,648	239,366
Beverly National Corp.	1,663	38,249
BGC Partners, Inc. Class A	18,265	88,220
#BlackRock, Inc.	3,100	671,119
*BNCCORP, Inc.	700	3,542
#BOK Financial Corp.	12,011	516,113

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Boston Private Financial Holdings, Inc.	52,408	$311,828
#Bridge Bancorp, Inc.	1,285	27,268
*Bridge Capital Holdings	3,100	20,305
*Broadpoint Gleacher Securities, Inc.	50,918	324,348
Brookline Bancorp, Inc.	59,035	577,953
Brooklyn Federal Bancorp, Inc.	5,839	69,951
Brown & Brown, Inc.	45,700	839,509
Bryn Mawr Bank Corp.	6,007	96,112
C&F Financial Corp.	1,400	29,302
Cadence Financial Corp.	8,374	13,817
California First National Bancorp	5,536	66,930
Camco Financial Corp.	3,400	6,222
Camden National Corp.	5,557	170,767
Capital Bank Corp.	2,758	11,722
Capital City Bank Group, Inc.	10,848	127,356
Capital One Financial Corp.	60,269	2,205,845
Capital Properties, Inc.	154	1,386
•Capital Properties, Inc. Class B	154	—
Capital Southwest Corp.	2,400	178,224
CapitalSource, Inc.	110,577	393,654
#*Capitol Bancorp, Ltd.	17,260	38,835
#Capitol Federal Financial	7,012	212,674
Cardinal Financial Corp.	29,059	236,831
*Cardtronics, Inc.	8,857	88,127
*Carolina Bank Holdings, Inc.	1,000	3,670
Carrollton Bancorp	627	3,383
#Carver Bancorp, Inc.	500	3,475
Cascade Financial Corp.	5,500	10,890
#Cash America International, Inc.	20,300	614,278
#Cathay General Bancorp	39,429	348,158
#*CB Richard Ellis Group, Inc.	2,800	28,980
Center Bancorp, Inc.	15,681	122,001
*Center Financial Corp.	18,070	76,075
CenterState Banks of Florida, Inc.	6,702	50,466
Central Bancorp, Inc.	300	2,442
*Central Jersey Bancorp	2,415	11,713
#*Central Pacific Financial Corp.	44,100	62,181
Central Virginia Bankshares, Inc.	1,374	5,207
Centrue Financial Corp.	1,210	2,396
Century Bancorp, Inc. Class A	1,200	29,196
CFS Bancorp, Inc.	1,879	8,831
Charter Financial Corp.	243	3,195
#Chemical Financial Corp.	21,557	473,176
*Chicopee Bancorp, Inc.	3,881	48,823
Chubb Corp.	45,208	2,193,492
Cincinnati Financial Corp.	97,478	2,472,042
#*CIT Group, Inc.	70,358	50,658
Citigroup, Inc.	210,931	862,708
Citizens Community Bancorp, Inc.	3,663	14,762
*Citizens First Corp.	1,000	8,400
Citizens Holding Co.	1,400	30,940
*Citizens Republic Bancorp, Inc.	24,459	14,724
Citizens South Banking Corp.	4,832	29,185
#*Citizens, Inc.	33,392	201,354
#City Holding Co.	12,332	376,989
#City National Corp.	32,034	1,206,721
CKX Lands, Inc.	1,400	17,080
Clifton Savings Bancorp, Inc.	22,512	207,561
CME Group, Inc.	8,188	2,477,771
#*CNA Financial Corp.	123,408	2,686,592
*CNA Surety Corp.	60,376	873,037

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#CNB Financial Corp.	2,709	$42,856
CoBiz Financial, Inc.	19,538	93,196
Codorus Valley Bancorp, Inc.	1,838	10,844
#Cohen & Steers, Inc.	4,300	83,119
*Colonial Bankshares, Inc.	600	4,350
Colony Bankcorp, Inc.	2,160	11,772
#*Columbia Bancorp	3,500	5,600
Columbia Banking System, Inc.	20,323	298,748
#Comerica, Inc.	81,229	2,254,105
Comm Bancorp, Inc.	1,000	28,500
Commerce Bancshares, Inc.	13,840	530,902
Commercial National Financial Corp.	1,311	22,484
Commonwealth Bankshares, Inc.	5,988	26,347
#Community Bank System, Inc.	32,393	602,834
*Community Capital Corp.	239	624
#Community Trust Bancorp, Inc.	12,418	305,731
*Community West Bancshares	1,100	3,020
Compass Diversified Holdings	13,429	137,379
#*CompuCredit Holdings Corp.	41,480	136,054
*Conseco, Inc.	158,723	826,947
Consolidated-Tokoma Land Co.	4,000	137,600
*Consumer Portfolio Services, Inc.	8,702	9,920
*Cowen Group, Inc.	14,616	110,351
*Cowlitz Bancorporation	900	1,107
*Crawford & Co. Class A	4,500	17,325
*Crawford & Co. Class B	6,169	30,722
*Credit Acceptance Corp.	4,100	140,917
*Crescent Financial Corp.	4,750	19,332
#Cullen Frost Bankers, Inc.	12,700	594,233
CVB Financial Corp.	65,208	522,316
Danvers Bancorp, Inc.	12,100	166,133
Delphi Financial Group, Inc. Class A	45,687	991,408
*Diamond Hill Investment Group, Inc.	400	20,984
Dime Community Bancshares, Inc.	29,595	325,249
Discover Financial Services	235,869	3,335,188
#*Dollar Financial Corp.	20,280	380,656
Donegal Group, Inc. Class A	20,351	297,125
Donegal Group, Inc. Class B	3,662	64,122
Duff & Phelps Corp.	1,100	18,909
East West Bancorp, Inc.	80,667	728,423
Eastern Insurance Holdings, Inc.	8,565	60,469
Eastern Virginia Bankshares, Inc.	2,937	21,411
Eaton Vance Corp.	1,900	53,941
ECB Bancorp, Inc.	500	6,750
#*eHealth, Inc.	11,764	167,402
EMC Insurance Group, Inc.	10,509	216,275
Employers Holdings, Inc.	33,159	491,416
*Encore Bancshares, Inc.	904	6,961
*Encore Capital Group, Inc.	22,216	332,574
Endurance Specialty Holdings, Ltd.	60,188	2,166,166
*Enstar Group, Ltd.	2,862	174,582
Enterprise Bancorp, Inc.	4,510	48,122
Enterprise Financial Services Corp.	9,653	82,340
Erie Indemnity Co.	10,793	380,453
ESB Financial Corp.	9,145	106,631
ESSA Bancorp, Inc.	17,135	205,106
Evans Bancorp, Inc.	968	12,119
Evercore Partners, Inc. Class A	577	18,833
Everest Re Group, Ltd.	26,793	2,344,120
*EZCORP, Inc.	14,600	189,362
#F.N.B. Corp.	47,691	337,652

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Farmers Capital Bank Corp	4,778	$53,131
FBL Financial Group, Inc. Class A	23,740	478,361
#Federal Agricultural Mortgage Corp.	5,200	41,756
Federal Agricultural Mortgage Corp. Class A	200	1,204
#Federated Investors, Inc.	3,300	86,625
Fidelity Bancorp, Inc.	517	3,063
Fidelity National Financial, Inc.	164,569	2,233,201
*Fidelity Southern Corp.	4,107	15,978
Fifth Third Bancorp	195,148	1,744,623
#Financial Federal Corp.	25,902	528,919
Financial Institutions, Inc.	9,553	100,880
*First Acceptance Corp.	27,407	60,295
First Advantage Bancorp.	2,398	24,580
First American Corp.	86,160	2,618,402
#First Bancorp (318672102)	3,300	6,237
First Bancorp (318910106)	13,641	184,972
First Bancorp of Indiana, Inc.	200	1,530
First Bancorp, Inc.	5,072	79,174
*First Bancshares, Inc.	700	6,160
First Busey Corp.	30,415	117,706
First Business Financial Services, Inc.	1,805	16,768
*First California Financial Group, Inc.	2,500	10,375
*First Cash Financial Services, Inc.	10,205	175,322
First Citizens BancShares, Inc.	3,900	581,100
First Commonwealth Financial Corp.	73,700	386,925
First Community Bancshares, Inc.	5,592	65,091
First Defiance Financial Corp.	7,359	106,117
First Federal Bancshares of Arkansas, Inc.	6,531	24,557
*First Federal of Northern Michigan Bancorp, Inc.	800	1,520
First Financial Bancorp	30,735	389,720
First Financial Bankshares, Inc.	10,400	503,880
First Financial Corp.	10,862	301,203
First Financial Holdings, Inc.	13,203	178,108
First Financial Northwest, Inc.	12,201	72,230
First Financial Service Corp.	1,670	15,297
*First Horizon National Corp.	141,090	1,669,095
*First Keystone Financial, Inc.	452	4,238
First M&F Corp.	4,726	9,594
*First Marblehead Corp. (The)	8,900	17,444
#*First Mariner Bancorp, Inc.	1,155	1,097
First Merchants Corp.	17,920	109,670
First Mercury Financial Corp.	20,455	259,778
First Midwest Bancorp, Inc.	35,966	374,046
First Niagara Financial Group, Inc.	85,353	1,095,933
First PacTrust Bancorp, Inc.	2,422	12,062
First Place Financial Corp.	19,510	59,310
#*First Regional Bancorp	8,100	6,399
First Security Group, Inc.	10,394	28,064
First South Bancorp, Inc.	7,552	79,976
First United Corp.	3,697	40,667
First West Virginia Bancorp, Inc.	317	3,820
Firstbank Corp.	2,916	17,206
*FirstCity Financial Corp.	6,800	45,900
#*FirstFed Financial Corp.	1,194	430
FirstMerit Corp.	44,515	843,559
*Flagstar Bancorp, Inc.	17,209	15,488
Flagstone Reinsurance Holdings, Ltd.	28,174	308,505
Flushing Financial Corp.	22,800	256,044
#FNB United Corp.	5,050	8,332
*Forest City Enterprises, Inc. Class A	17,030	148,502
*Forest City Enterprises, Inc. Class B	1,000	8,810

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Forestar Group, Inc.	1,700	$25,092
*Fox Chase Bancorp, Inc.	6,089	60,342
*FPIC Insurance Group, Inc.	9,303	314,720
#*Franklin Credit Holding Corp.	1,100	965
Franklin Resources, Inc.	4,267	446,456
#*Frontier Financial Corp.	16,864	7,162
Fulton Financial Corp.	137,508	1,135,816
*GAINSCO, Inc.	1,397	17,965
Gallagher (Arthur J.) & Co.	9,100	203,021
GAMCO Investors, Inc.	2,600	109,694
Genworth Financial, Inc.	195,907	2,080,532
German American Bancorp, Inc.	10,812	162,612
GFI Group, Inc.	70,596	363,569
#Glacier Bancorp, Inc.	22,050	288,634
Goldman Sachs Group, Inc.	21,070	3,585,482
#Great Southern Bancorp, Inc.	10,902	249,874
#*Greene Bancshares, Inc.	11,638	48,181
#Greenhill & Co., Inc.	3,600	310,428
*Greenlight Capital Re, Ltd.	19,760	368,722
GS Financial Corp.	727	10,905
*Guaranty Bancorp	14,835	19,434
*Guaranty Federal Bancshares, Inc.	1,886	11,410
#*Habersham Bancorp	202	581
*Hallmark Financial Services, Inc.	22,381	171,662
Hampden Bancorp, Inc.	3,195	34,666
#Hampton Roads Bankshares, Inc.	6,997	14,344
Hancock Holding Co.	10,600	384,462
*Hanmi Financial Corp.	26,100	39,933
Hanover Insurance Group, Inc.	50,046	2,104,935
#Harleysville Group, Inc.	22,092	692,142
Harleysville National Corp.	30,153	173,681
Harleysville Savings Financial Corp.	2,678	33,207
*Harrington West Financial Group, Inc.	2,606	1,772
*Harris & Harris Group, Inc.	22,012	94,431
Hartford Financial Services Group, Inc.	77,201	1,892,969
Hawthorn Bancshares, Inc.	1,042	10,212
HCC Insurance Holdings, Inc.	93,600	2,470,104
Heartland Financial USA, Inc.	10,517	135,038
*Heritage Commerce Corp.	12,448	32,863
*Heritage Financial Corp.	8,107	101,419
Heritage Financial Group	4,875	39,536
HF Financial Corp.	2,308	25,157
*HFF, Inc.	5,294	29,117
*Hilltop Holdings, Inc.	49,174	582,220
Hingham Institution for Savings	389	11,524
*HMN Financial, Inc.	987	5,646
Home Bancshares, Inc.	16,176	349,887
Home Federal Bancorp, Inc.	18,329	211,700
HopFed Bancorp, Inc.	1,050	10,647
Horace Mann Educators Corp.	22,800	283,404
Horizon Bancorp	1,495	24,668
#*Horizon Financial Corp.	7,932	4,125
Hudson City Bancorp, Inc.	69,632	914,964
Huntington Bancshares, Inc.	399,149	1,520,758
IBERIABANK Corp.	12,978	562,077
#*Imperial Capital Bancorp, Inc.	600	108
Independence Holding Co.	10,856	60,251
Independent Bank Corp. (453836108)	17,573	373,778
#Independent Bank Corp. (453838104)	5,774	6,813
Indiana Community Bancorp	2,163	18,970
Infinity Property & Casualty Corp.	13,328	515,394

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Integra Bank Corp.	11,844	$10,186
*IntercontinentalExchange, Inc.	5,100	510,969
*Intergroup Corp. (The)	235	2,717
*International Assets Holding Corp.	3,654	65,735
#International Bancshares Corp.	53,609	796,094
#*Intervest Bancshares Corp.	5,400	17,874
Invesco, Ltd.	59,526	1,258,975
*Investment Technology Group, Inc.	26,500	571,605
*Investors Bancorp, Inc.	69,113	749,185
*Investors Capital Holdings, Ltd.	2,848	5,354
Investors Title Co.	1,068	33,108
#Janus Capital Group, Inc.	43,696	573,292
#*Jefferies Group, Inc.	22,500	587,250
Jefferson Bancshares, Inc.	2,270	11,918
#*Jesup & Lamont, Inc.	1,800	918
JMP Group, Inc.	15,800	133,036
#Jones Lang LaSalle, Inc.	3,900	182,715
JPMorgan Chase & Co.	539,281	22,525,767
#*KBW, Inc.	11,248	314,944
Kearny Financial Corp.	55,821	549,837
Kentucky First Federal Bancorp	2,317	24,352
#KeyCorp	242,793	1,308,654
K-Fed Bancorp.	9,735	86,934
*Knight Capital Group, Inc.	30,100	507,185
*LaBranche & Co., Inc.	4,900	13,524
Lakeland Bancorp, Inc.	23,756	144,436
Lakeland Financial Corp.	12,247	251,921
Landmark Bancorp, Inc.	1,574	25,286
Legacy Bancorp, Inc.	7,168	68,526
#Legg Mason, Inc.	64,800	1,886,328
*Leucadia National Corp.	15,200	341,544
#Life Partners Holdings, Inc.	4,151	70,525
Lincoln National Corp.	103,032	2,455,253
LNB Bancorp, Inc.	3,340	18,470
#Loews Corp.	67,067	2,219,918
*Louisiana Bancorp, Inc.	1,400	19,992
LSB Corp.	2,282	23,915
LSB Financial Corp.	426	5,180
#M&T Bank Corp.	55,943	3,516,018
*Macatawa Bank Corp.	13,636	26,181
*Magyar Bancorp, Inc.	1,267	4,244
MainSource Financial Group, Inc.	18,828	109,767
#*Markel Corp.	1,250	403,375
*MarketAxess Holdings, Inc.	31,222	370,917
*Marlin Business Services Corp.	9,282	62,282
#Marsh & McLennan Cos., Inc.	24,200	567,732
Marshall & Ilsley Corp.	124,594	662,840
#*Maui Land & Pineapple Co., Inc.	4,186	25,702
Max Capital Group, Ltd.	8,624	178,086
Mayflower Bancorp, Inc.	325	2,324
MB Financial, Inc.	34,540	617,575
*MBIA, Inc.	250,743	1,018,017
#MBT Financial Corp.	8,765	17,793
*MCG Capital Corp.	66,455	265,155
Meadowbrook Insurance Group, Inc.	73,592	495,274
Medallion Financial Corp.	9,390	73,712
#*Mercantile Bancorp, Inc.	3,683	8,287
Mercantile Bank Corp.	1,506	5,376
Mercer Insurance Group, Inc.	4,614	85,728
Merchants Bancshares, Inc.	3,461	78,288
#Mercury General Corp.	37,062	1,351,281

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Meridian Interstate Bancorp, Inc.	5,130	$44,118
Meta Financial Group, Inc.	750	16,358
MetLife, Inc.	84,340	2,870,090
*Metro Bancorp, Inc.	4,208	49,781
MetroCorp Bancshares, Inc.	5,373	19,343
*MF Global, Ltd.	73,699	524,737
#*MGIC Investment Corp.	44,682	192,579
MicroFinancial, Inc.	6,600	22,374
Mid Penn Bancorp, Inc.	536	7,705
MidSouth Bancorp, Inc.	3,791	54,780
#*Midwest Banc Holdings, Inc.	11,494	5,747
MidWestOne Financial Group, Inc.	1,483	12,346
Monroe Bancorp	979	6,731
Montpelier Re Holdings, Ltd.	22,754	367,705
Morgan Stanley	84,025	2,698,883
MutualFirst Financial, Inc.	3,632	22,700
*Nara Bancorp, Inc.	24,100	177,376
*NASDAQ OMX Group, Inc. (The)	24,314	439,111
*National Financial Partners Corp.	35,700	290,955
National Interstate Corp.	10,952	198,341
National Penn Bancshares, Inc.	71,045	399,273
National Security Group, Inc.	147	1,172
*National Western Life Insurance Co. Class A	1,424	250,852
Naugatuck Valley Financial Corp.	126	558
*Navigators Group, Inc.	16,889	896,299
#NBT Bancorp, Inc.	19,587	426,997
*Nelnet, Inc. Class A	33,155	465,165
*New Century Bancorp, Inc.	2,187	12,357
New England Bancshares, Inc.	3,674	19,472
New Hampshire Thrift Bancshares, Inc.	2,909	26,908
New Westfield Financial, Inc.	30,443	245,066
#New York Community Bancorp, Inc.	103,483	1,117,616
NewAlliance Bancshares, Inc.	97,200	1,076,976
*NewBridge Bancorp	4,946	11,870
*Newport Bancorp, Inc.	641	7,948
*NewStar Financial, Inc.	6,938	17,414
*North Valley Bancorp	1,800	4,986
Northeast Bancorp	400	3,808
Northeast Community Bancorp, Inc.	7,972	53,412
Northern Trust Corp.	5,300	266,325
Northfield Bancorp, Inc.	26,042	323,702
Northrim Bancorp, Inc.	3,919	58,942
Northwest Bancorp, Inc.	34,290	754,380
Norwood Financial Corp.	1,000	28,500
NYMAGIC, Inc.	4,100	58,589
NYSE Euronext, Inc.	80,055	2,069,422
Ocean Shore Holding Co.	6,810	52,369
OceanFirst Financial Corp.	10,835	102,932
*Ocwen Financial Corp.	64,377	703,641
#Ohio Valley Banc Corp.	1,153	25,539
Old National Bancorp.	42,200	437,614
Old Republic International Corp.	188,189	2,009,859
#Old Second Bancorp, Inc.	5,660	30,281
OneBeacon Insurance Group, Ltd.	15,645	186,488
optionsXpress Holdings, Inc.	18,074	282,497
Oriental Financial Group, Inc.	20,500	218,325
Oritani Financial Corp.	6,999	89,657
Osage Bancshares, Inc.	1,700	13,082
#*PAB Bankshares, Inc.	2,754	5,453
#Pacific Capital Bancorp	31,916	41,172
Pacific Continental Corp.	5,111	55,710

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Pacific Mercantile Bancorp	8,508	$25,269
*Pacific Premier Bancorp, Inc.	2,106	7,834
*Pacific State Bancorp	400	352
#PacWest Bancorp	26,100	443,178
Pamrapo Bancorp, Inc.	3,350	22,612
*Park Bancorp, Inc.	200	920
#Park National Corp.	11,130	646,430
Parkvale Financial Corp.	3,212	28,940
PartnerRe, Ltd.	23,378	1,787,949
Patriot National Bancorp	1,500	2,872
Peapack-Gladstone Financial Corp.	4,196	55,303
Penns Woods Bancorp, Inc.	1,402	42,999
*Penson Worldwide, Inc.	22,765	221,959
Peoples Bancorp of North Carolina	3,297	20,112
Peoples Bancorp, Inc. (709788202)	1,500	20,182
Peoples Bancorp, Inc. (709789101)	9,583	102,921
#People’s United Financial, Inc.	47,856	767,132
#*PHH Corp.	44,057	711,961
*Phoenix Cos., Inc. (The)	163,700	520,566
*PICO Holdings, Inc.	16,980	576,301
Pinnacle Bancshares, Inc.	200	1,895
*Pinnacle Financial Partners, Inc.	19,171	243,472
*Piper Jaffray Cos., Inc.	9,600	445,344
Platinum Underwriters Holdings, Ltd.	23,805	851,505
*PMA Capital Corp.	15,119	72,269
*PMI Group, Inc. (The)	25,400	61,468
PNC Financial Services Group, Inc.	43,016	2,105,203
Porter Bancorp, Inc.	6,221	99,038
#*Portfolio Recovery Associates, Inc.	10,383	479,072
*Preferred Bank	8,100	20,493
Premier Financial Bancorp, Inc.	2,494	15,675
Presidential Life Corp.	1,900	17,727
*Primus Guaranty, Ltd.	1,325	4,518
Princeton National Bancorp, Inc.	2,474	37,209
#Principal Financial Group, Inc.	14,180	355,067
PrivateBancorp, Inc.	30,600	279,378
*ProAssurance Corp.	25,900	1,302,252
*Progressive Corp.	16,600	265,600
#Prosperity Bancshares, Inc.	37,500	1,342,125
Protective Life Corp.	55,981	1,077,634
Providence Community Bancshares, Inc.	300	636
Provident Financial Holdings, Inc.	9,500	66,500
Provident Financial Services, Inc.	47,764	513,463
Provident New York Bancorp	42,292	360,751
#Prudential Bancorp, Inc. of Pennsylvania	5,398	52,954
Prudential Financial, Inc.	26,100	1,180,503
PSB Holdings, Inc.	3,137	11,607
Pulaski Financial Corp.	6,577	48,275
QC Holdings, Inc.	11,659	60,627
#Radian Group, Inc.	37,300	215,967
#Raymond James Financial, Inc.	30,650	723,646
Regions Financial Corp.	422,717	2,045,950
Reinsurance Group of America, Inc.	59,129	2,725,847
RenaissanceRe Holdings, Ltd.	6,500	341,250
Renasant Corp.	21,793	319,050
Republic Bancorp, Inc. Class A	6,219	114,367
*Republic First Bancorp, Inc.	5,474	24,086
Resource America, Inc.	10,830	41,804
*Rewards Network, Inc.	7,266	78,182
#*RiskMetrics Group, Inc.	1,400	20,566
*Riverview Bancorp, Inc.	5,833	18,724

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
RLI Corp.	15,300	$765,000
Rockville Financial, Inc.	15,286	158,210
#*Rodman & Renshaw Capital Group, Inc.	7,500	32,100
Roma Financial Corp.	13,894	172,147
Rome Bancorp, Inc.	5,356	44,856
*Royal Bancshares of Pennsylvania, Inc. Class A	4,880	5,173
Rurban Financial Corp.	3,194	24,274
#S&T Bancorp, Inc.	16,071	253,118
S.Y. Bancorp, Inc.	9,145	204,391
*Safeguard Scientifics, Inc.	10,000	97,400
Safety Insurance Group, Inc.	16,093	538,633
Salisbury Bancorp, Inc.	856	21,053
Sanders Morris Harris Group, Inc.	16,057	93,291
Sandy Spring Bancorp, Inc.	13,595	157,158
Savannah Bancorp, Inc. (The)	1,871	13,939
SCBT Financial Corp.	8,602	222,534
*Seabright Insurance Holdings	19,615	219,296
Seacoast Banking Corp. of Florida	24,205	36,065
*Security National Financial Corp. Class A	1,379	4,709
Selective Insurance Group, Inc.	43,565	667,416
Shore Bancshares, Inc.	4,135	67,442
SI Financial Group, Inc.	2,598	11,301
*Siebert Financial Corp.	9,393	23,342
#Sierra Bancorp	7,216	62,996
#*Signature Bank	18,700	590,172
Simmons First National Corp. Class A	11,097	324,698
*SLM Corp.	3,466	33,620
Smithtown Bancorp, Inc.	10,386	107,495
Somerset Hills Bancorp	1,164	9,207
South Financial Group, Inc.	92,544	74,035
South Street Financial Corp.	400	1,100
*Southcoast Financial Corp.	3,941	16,769
*Southern Community Financial Corp.	7,908	18,426
*Southern Connecticut Bancorp, Inc.	700	2,352
*Southern First Bancshares, Inc.	1,884	14,789
Southern Missouri Bancorp, Inc.	538	6,026
Southside Bancshares, Inc.	10,456	217,380
Southwest Bancorp, Inc.	14,208	139,807
*Southwest Georgia Financial Corp.	1,854	15,574
*St. Joe Co. (The)	4,592	109,932
#*StanCorp Financial Group, Inc.	17,750	651,602
State Auto Financial Corp.	38,579	627,295
State Bancorp, Inc.	11,070	84,575
State Street Corp.	13,779	578,442
StellarOne Corp.	19,142	203,097
Sterling Bancorp	20,266	136,390
Sterling Bancshares, Inc.	62,237	346,660
#*Sterling Financial Corp.	32,495	25,996
*Stewart Information Services Corp.	10,325	92,306
*Stifel Financial Corp.	9,300	483,228
*Stratus Properties, Inc.	6,255	59,422
Student Loan Corp.	9,704	408,053
#Suffolk Bancorp	6,578	183,921
*Sun American Bancorp	2,120	425
*Sun Bancorp, Inc.	23,334	94,736
#SunTrust Banks, Inc.	61,715	1,179,374
#*Superior Bancorp	3,990	8,459
Susquehanna Bancshares, Inc.	102,352	563,960
*Sussex Bancorp	1,090	4,834
#*SVB Financial Group	19,941	822,566
SWS Group, Inc.	23,077	308,770

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Synovus Financial Corp.	350,450	$777,999
T. Rowe Price Group, Inc.	5,200	253,396
*Taylor Capital Group, Inc.	9,048	51,574
#TCF Financial Corp.	16,325	193,125
*TD Ameritrade Holding Corp.	27,755	535,672
Teche Holding Co.	1,115	34,621
*Tejon Ranch Co.	3,493	91,028
*Tennessee Commerce Bancorp, Inc.	2,100	11,151
•#Teton Advisors, Inc.	39	—
*Texas Capital Bancshares, Inc.	27,400	399,218
TF Financial Corp.	1,506	28,012
#TFS Financial Corp.	11,560	134,790
Thomas Properties Group, Inc.	16,936	51,316
*Thomas Weisel Partners Group, Inc.	27,594	125,001
#*TIB Financial Corp.	4,834	5,124
*Tidelands Bancshares, Inc.	2,183	7,640
*TierOne Corp.	5,900	11,741
Timberland Bancorp, Inc.	2,484	11,352
Tompkins Financial Corp.	5,730	248,510
#Torchmark Corp.	12,400	503,440
*Tower Bancorp, Inc.	600	13,536
*Tower Financial Corp.	1,049	4,762
Tower Group, Inc.	20,501	503,915
TowneBank	5,790	66,817
*TradeStation Group, Inc.	38,394	296,402
Transatlantic Holdings, Inc.	38,423	1,940,362
Travelers Cos., Inc. (The)	73,100	3,639,649
*Tree.com, Inc.	7,271	56,787
#TriCo Bancshares	12,552	183,510
TrustCo Bank Corp.	29,300	174,335
Trustmark Corp.	46,300	877,385
U.S. Bancorp	50,063	1,162,463
#UCBH Holdings, Inc.	74,072	72,591
#UMB Financial Corp.	21,996	874,781
Umpqua Holdings Corp.	75,644	749,632
Union Bankshares Corp.	11,135	137,183
Union Bankshares, Inc.	1,370	21,920
*United America Indemnity, Ltd.	11,599	81,309
United Bancshares, Inc. (909458101)	1,876	18,835
#United Bancshares, Inc. (909907107)	27,328	487,805
United Community Bancorp	1,350	8,822
*United Community Banks, Inc.	27,795	112,848
*United Community Financial Corp.	7,148	10,722
United Financial Bancorp, Inc.	17,480	224,618
United Fire & Casualty Co.	30,811	538,576
*United PanAm Financial Corp.	8,400	25,200
#United Security Bancshares, Inc. (911459105)	600	12,420
#*United Security Bancshares, Inc. (911460103)	9,015	22,538
United Western Bancorp, Inc.	6,044	22,181
Unitrin, Inc.	67,798	1,328,841
*Unity Bancorp, Inc.	3,433	14,041
Universal Insurance Holdings, Inc.	39,088	207,557
Univest Corp. of Pennsylvania	12,316	236,837
Unum Group	203,475	4,059,326
*Validus Holdings, Ltd.	71,717	1,814,440
Valley National Bancorp	21,943	291,403
ViewPoint Financial Group	13,041	174,749
#*Virginia Commerce Bancorp, Inc.	12,422	49,936
*Virtus Investment Partners, Inc.	595	8,723
VIST Financial Corp.	3,772	21,878
#W. R. Berkley Corp.	76,900	1,900,968

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Waccamaw Bankshares, Inc.	468	$1,863
#Waddell & Reed Financial, Inc.	2,700	75,762
Wainwright Bank & Trust Co.	5,467	36,574
Washington Banking Co.	6,675	62,878
#Washington Federal, Inc.	94,812	1,626,026
Washington Trust Bancorp, Inc.	12,337	185,302
*Waterstone Financial, Inc.	23,539	80,268
Wayne Savings Bancshares, Inc.	1,484	8,756
Webster Financial Corp.	58,683	663,705
Wells Fargo & Co.	161,404	4,441,838
#WesBanco, Inc.	22,115	312,927
Wesco Financial Corp.	3,790	1,243,120
West Bancorporation	16,775	73,810
West Coast Bancorp	12,307	28,429
#Westamerica Bancorporation	8,255	394,589
*Western Alliance Bancorp	34,935	151,967
Westwood Holdings Group, Inc.	1,540	54,347
White Mountains Insurance Group, Ltd.	6,283	1,948,798
*White River Capital, Inc.	1,800	21,780
#Whitney Holding Corp.	73,023	586,375
Wilber Corp.	5,469	36,752
#Wilmington Trust Corp.	32,000	385,600
Wilshire Bancorp, Inc.	26,088	183,660
Wintrust Financial Corp.	23,599	665,728
#*World Acceptance Corp.	13,047	327,349
WSB Holdings, Inc.	4,002	8,764
WSFS Financial Corp.	600	16,560
WVS Financial Corp.	1,627	24,795
Yadkin Valley Financial Corp.	10,500	38,640
Zenith National Insurance Corp.	30,900	881,577
#Zions Bancorporation	100,767	1,426,861
*ZipRealty, Inc.	17,056	63,960

Total Financials		272,775,193

Health Care — (7.5%)
*A.D.A.M., Inc.	4,487	14,717
*Abaxis, Inc.	6,160	140,571
#*ABIOMED, Inc.	14,100	127,605
#*Abraxis Bioscience, Inc.	1,325	41,366
*Acadia Pharmaceuticals, Inc.	5,108	6,640
*Accelr8 Technology Corp.	2,200	2,816
*Accelrys, Inc.	32,151	174,580
*Accuray, Inc.	37,851	218,400
*Achillion Pharmaceuticals, Inc.	4,602	7,639
*Acorda Therapeutics, Inc.	4,996	108,563
*Adeona Pharmaceuticals, Inc.	2,300	1,380
*Adolor Corp.	14,091	20,432
Aetna, Inc.	27,242	709,109
*Affymax, Inc.	4,700	94,658
#*Affymetrix, Inc.	51,127	267,394
*Air Methods Corp.	11,532	352,187
#*Akorn, Inc.	22,086	32,025
*Albany Molecular Research, Inc.	16,664	135,645
*Alexion Pharmaceuticals, Inc.	5,000	222,050
*Alexza Pharmaceuticals, Inc.	17,836	38,169
*Align Technology, Inc.	14,830	233,128
*Alkermes, Inc.	27,500	219,175
*Alliance HealthCare Services, Inc.	10,700	58,208
*Allied Healthcare International, Inc.	40,893	108,775
*Allied Healthcare Products, Inc.	2,858	15,633
*Allion Healthcare, Inc.	26,130	168,277

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Allos Therapeutics, Inc.	16,100	$90,965
#*Allscripts-Misys Healthcare Solutions, Inc.	10,951	213,544
*Almost Family, Inc.	1,854	56,269
*Alnylam Pharmaceuticals, Inc.	8,655	147,481
*Alphatec Holdings, Inc.	25,359	121,216
*AMAG Pharmaceuticals, Inc.	1,450	54,781
#*Amedisys, Inc.	5,267	209,574
America Services Group, Inc.	6,697	87,865
*American Dental Partners, Inc.	10,404	123,704
#*American Medical Systems Holdings, Inc.	31,776	489,986
*American Shared Hospital Services	900	2,340
*AMERIGROUP Corp.	34,300	756,315
AmerisourceBergen Corp.	26,400	584,760
*Amgen, Inc.	22,150	1,190,119
*AMICAS, Inc.	19,007	59,872
#*Amicus Therapeutics, Inc.	2,917	11,201
*AMN Healthcare Services, Inc.	24,442	203,357
*Amsurg Corp.	27,297	575,148
*Amylin Pharmaceuticals, Inc.	1,100	12,144
*Anadys Pharmaceuticals, Inc.	9,043	17,634
Analogic Corp.	9,690	361,825
*AngioDynamics, Inc.	25,906	391,181
*Anika Therapeutics, Inc.	8,422	61,649
*Animal Health International, Inc.	100	243
*ARCA Biopharma, Inc.	610	1,616
*Arcadia Resources, Inc.	7,300	5,767
*Ardea Biosciences, Inc.	3,061	41,323
*Arena Pharmaceuticals, Inc.	62,500	220,625
*Ariad Pharmaceuticals, Inc.	8,600	15,480
*Arqule, Inc.	28,700	96,145
*Array BioPharma, Inc.	13,395	23,977
*Arrhythmia Research Technology, Inc.	600	2,466
*ArthroCare Corp.	7,259	137,921
*ARYx Therapeutics, Inc.	3,600	9,000
*Aspect Medical Systems, Inc.	15,416	184,684
*Assisted Living Concepts, Inc.	8,453	175,146
#*athenahealth, Inc.	1,600	60,176
*AtriCure, Inc.	5,776	23,566
Atrion Corp.	1,079	127,764
*ATS Medical, Inc.	47,174	126,898
*Auxilium Pharmaceuticals, Inc.	4,100	128,986
Bard (C.R.), Inc.	3,500	262,745
Beckman Coulter, Inc.	4,000	257,320
*Bioanalytical Systems, Inc.	1,915	2,164
*BioClinica, Inc.	14,837	66,173
#*BioCryst Pharmaceuticals, Inc.	22,476	200,711
*Biodel, Inc.	17,233	72,034
*BioForm Medical, Inc.	2,400	8,688
*Biogen Idec, Inc.	8,270	348,415
*BioMarin Pharmaceutical, Inc.	5,900	91,804
*BioMimetic Therapeutics, Inc.	20,205	235,792
*Bio-Rad Laboratories, Inc.	4,900	438,011
*Bio-Rad Laboratories, Inc. Class B	1,200	108,276
#*Bio-Reference Laboratories, Inc.	4,275	138,211
*BioScrip, Inc.	25,632	193,265
*BioSphere Medical, Inc.	5,612	15,882
*BMP Sunstone Corp.	7,014	25,531
*Boston Scientific Corp.	169,360	1,375,203
*Bovie Medical Corp.	5,200	41,652
#*Brookdale Senior Living, Inc.	44,703	752,799
*Bruker BioSciences Corp.	13,400	145,256

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*BSD Medical Corp.	4,900	$11,368
#*Cadence Pharmaceuticals, Inc.	10,600	95,718
*Caliper Life Sciences, Inc.	9,065	20,034
*Cambrex Corp.	26,899	161,394
*Cantel Medical Corp.	16,500	264,990
*Capital Senior Living Corp.	23,449	124,045
*Caraco Pharmaceutical Laboratories, Ltd.	12,010	44,197
*Cardiac Science Corp.	16,662	58,317
Cardinal Health, Inc.	25,963	735,791
*Cardiovascular Systems, Inc.	1,258	6,152
*CareFusion Corp.	10,881	243,408
*Catalyst Health Solutions, Inc.	6,150	192,926
*Celera Corp.	49,019	303,428
*Celgene Corp.	586	29,915
*Cell Therapeutics, Inc.	40	38
*Celldex Therapeutics, Inc.	3,690	16,088
*Celsion Corp.	1,900	5,909
*Centene Corp.	29,900	533,117
*Cephalon, Inc.	3,108	169,635
#*Cepheid, Inc.	13,400	177,818
*Cerner Corp.	2,700	205,308
*Charles River Laboratories International, Inc.	9,194	335,765
Chemed Corp.	7,800	353,496
Cigna Corp.	7,400	206,016
*Clinical Data, Inc.	8,805	138,943
*CombiMatrix Corp.	5,505	34,957
*CombinatoRx, Inc.	5,440	6,365
#*Community Health Systems, Inc.	104,600	3,271,888
#Computer Programs & Systems, Inc.	3,167	133,774
*Conceptus, Inc.	6,200	108,748
*CONMED Corp.	25,200	533,988
*Continucare Corp.	51,403	134,676
#Cooper Cos., Inc.	36,090	1,010,881
*Cornerstone Therapeutics, Inc.	1,700	9,520
*Corvel Corp.	6,849	195,196
#*Covance, Inc.	2,600	134,368
*Coventry Health Care, Inc.	91,051	1,805,541
*CPEX Pharmaceuticals, Inc.	930	8,584
*Cross Country Healthcare, Inc.	14,900	123,074
*CryoLife, Inc.	22,021	132,126
*Cubist Pharmaceuticals, Inc.	6,400	108,416
*Cutera, Inc.	12,442	112,102
#*Cyberonics, Inc.	5,069	73,298
*Cynosure, Inc.	6,700	67,134
#*Cypress Bioscience, Inc.	36,400	223,496
*Cytokinetics, Inc.	34,457	109,918
*Cytomedix, Inc.	3,900	1,833
*Cytori Therapeutics, Inc.	6,999	23,027
*DaVita, Inc.	7,100	376,513
Daxor Corp.	4,092	55,447
#*Dendreon Corp.	18,191	459,687
#DENTSPLY International, Inc.	9,000	296,640
*DepoMed, Inc.	16,700	51,937
#*Dexcom, Inc.	18,500	126,910
*Dialysis Corp. of America	6,626	45,719
*Digirad Corp.	16,700	40,915
*Dionex Corp.	1,398	94,896
*Durect Corp.	23,066	48,669
#*DUSA Pharmaceuticals, Inc.	4,400	4,928
*Dyax Corp.	30,347	95,290
*Dynacq Healthcare, Inc.	2,333	7,512

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Eclipsys Corp.	10,400	$195,000
#*Edwards Lifesciences Corp.	6,100	469,334
*Emergency Medical Services Corp. Class A	3,700	177,674
*Emergent BioSolutions, Inc.	20,858	300,772
#*Emeritus Corp.	28,900	539,274
*Encision, Inc.	800	1,080
*Endo Pharmaceuticals Holdings, Inc.	3,100	69,440
•*Endo Pharmaceuticals Solutions	21,829	21,611
*Endologix, Inc.	20,585	97,985
Ensign Group, Inc.	3,078	45,493
*EnteroMedics, Inc.	3,500	1,978
*ENTREMED, Inc.	1,700	1,275
*Enzo Biochem, Inc.	25,800	142,158
#*Enzon Pharmaceuticals, Inc.	13,000	109,070
*eResearch Technology, Inc.	22,943	169,778
*ev3, Inc.	75,988	895,139
*Exact Sciences Corp.	5,900	14,573
*Exactech, Inc.	10,470	157,050
*Exelixis, Inc.	27,916	169,729
*Facet Biotech Corp.	884	15,143
*Five Star Quality Care, Inc.	30,717	105,974
*Forest Laboratories, Inc.	9,100	251,797
*Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	9,359
*Genomic Health, Inc.	7,100	131,847
*Genoptix, Inc.	1,500	52,185
*Gen-Probe, Inc.	3,700	154,364
*Gentiva Health Services, Inc.	33,575	805,800
*Genzyme Corp.	7,700	389,620
#*Geron Corp.	39,340	240,367
#*Greatbatch, Inc.	21,800	428,806
#*GTx, Inc.	6,400	57,472
*Haemonetics Corp.	5,800	298,700
*Halozyme Therapeutics, Inc.	14,525	88,022
*Hanger Orthopedic Group, Inc.	22,248	307,912
*Hansen Medical, Inc.	1,481	3,791
*Harvard Bioscience, Inc.	35,325	127,876
*Health Fitness Corp.	6,800	40,664
*Health Grades, Inc.	9,044	39,251
*Health Net, Inc.	52,229	778,734
#*HEALTHSOUTH Corp.	21,117	308,519
*HealthSpring, Inc.	51,000	730,830
*HealthStream, Inc.	17,632	67,707
*HealthTronics, Inc.	30,921	70,809
*Healthways, Inc.	25,300	406,824
#*Helicos BioSciences Corp.	15,100	28,539
#*Hemispherx Biopharma, Inc.	8,400	12,180
#*Henry Schein, Inc.	8,644	456,663
Hill-Rom Holdings, Inc.	47,800	936,402
*Hi-Tech Pharmacal Co., Inc.	10,871	198,287
*HMS Holdings Corp.	9,600	412,128
*Hollis-Eden Pharmaceuticals, Inc.	3,586	1,831
#*Hologic, Inc.	80,248	1,186,065
*Home Diagnostics, Inc.	16,725	104,531
*Hooper Holmes, Inc.	8,823	6,617
*Hospira, Inc.	11,600	517,824
*Humana, Inc.	19,973	750,585
*iBioPharma, Inc.	900	909
*ICU Medical, Inc.	10,600	371,000
*Idenix Pharmaceuticals, Inc.	14,903	33,085
*Idera Pharmaceuticals, Inc.	5,200	27,768
*IDEXX Laboratories, Inc.	1,200	61,344

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*I-Flow Corp.	18,251	$230,328
#*Illumina, Inc.	9,020	289,542
*Immucor, Inc.	5,050	90,294
*ImmunoGen, Inc.	15,005	100,383
*Immunomedics, Inc.	9,800	34,888
*Impax Laboratories, Inc.	3,000	26,640
#*Incyte Corp.	15,200	89,528
*Infinity Pharmaceuticals, Inc.	13,760	76,781
#*Inspire Pharmaceuticals, Inc.	16,400	73,308
#*Insulet Corp.	10,800	119,880
*Integra LifeSciences Holdings Corp.	9,900	302,346
*IntegraMed America, Inc.	6,889	58,556
*Interleukin Genetics, Inc.	2,200	2,024
*InterMune, Inc.	8,892	107,415
#*Intuitive Surgical, Inc.	1,500	369,525
#Invacare Corp.	30,200	677,386
*InVentiv Health, Inc.	22,794	387,042
*Inverness Medical Innovations, Inc.	38,751	1,472,926
#*IPC The Hospitalist Co.	1,800	54,540
*Iridex Corp.	1,600	3,280
*IRIS International, Inc.	9,600	97,344
#*Isis Pharmaceuticals, Inc.	10,070	127,587
*IsoRay, Inc.	8,600	9,976
*ISTA Pharmaceuticals, Inc.	8,089	29,606
*Jazz Pharmaceuticals, Inc.	5,200	32,656
#*Kendle International, Inc.	5,000	84,400
*Kensey Nash Corp.	9,515	227,504
*Keryx Biopharmaceuticals, Inc.	7,718	15,436
Kewaunee Scientific Corp.	1,631	21,138
*Kindred Healthcare, Inc.	15,800	232,260
#*Kinetic Concepts, Inc.	6,352	210,823
*King Pharmaceuticals, Inc.	239,100	2,422,083
*K-V Pharmaceutical Co.	10,261	38,992
*K-V Pharmaceutical Co. Class B	2,700	11,529
*Laboratory Corp. of America Holdings	3,500	241,115
Landauer, Inc.	2,300	119,117
*Lannet Co., Inc.	19,065	128,117
*LCA-Vision, Inc.	14,681	66,064
*LeMaitre Vascular, Inc.	3,433	14,659
*Lexicon Pharmaceuticals, Inc.	99,460	130,293
#*LHC Group, Inc.	7,000	195,370
*Life Technologies Corp.	17,689	834,390
#*LifePoint Hospitals, Inc.	50,981	1,444,292
*Ligand Pharmaceuticals, Inc. Class B	32,274	54,866
#*Lincare Holdings, Inc.	14,700	461,727
#*Luminex Corp.	9,500	139,840
*Luna Innovations, Inc.	3,800	4,446
*Magellan Health Services, Inc.	15,139	486,416
*MAKO Surgical Corp.	3,796	34,354
#*Mannkind Corp.	28,630	149,449
*MAP Pharmaceuticals, Inc.	1,500	12,330
*Martek Biosciences Corp.	28,926	519,511
#*Matrixx Initiatives, Inc.	7,197	32,386
*Maxygen, Inc.	41,232	230,075
McKesson Corp.	8,200	481,586
*MedAssets, Inc.	10,520	230,809
*MedCath Corp.	16,276	133,626
*Medco Health Solutions, Inc.	12,000	673,440
*Medical Action Industries, Inc.	17,432	190,706
*Medical Staffing Network Holdings, Inc.	12,268	7,729
*Medicines Co. (The)	8,718	62,682

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MediciNova, Inc.	692	$4,294
Medicis Pharmaceutical Corp. Class A	54,702	1,158,041
#*Medivation, Inc.	6,300	160,776
*Mednax, Inc.	5,100	264,792
MedQuist, Inc.	8,337	48,188
*MEDTOX Scientific, Inc.	5,829	58,173
*Merge Healthcare, Inc.	14,408	51,581
Meridian Bioscience, Inc.	7,749	171,950
*Merit Medical Systems, Inc.	16,585	281,613
*Metabasis Therapeutics, Inc.	5,548	2,164
*Metabolix, Inc.	12,274	124,458
*Metropolitan Health Networks, Inc.	21,195	43,238
*Micromet, Inc.	14,266	72,899
*Micrus Endovascular Corp.	4,500	53,190
*MiddleBrook Pharmaceuticals, Inc.	6,433	6,304
#*Millipore Corp.	3,500	234,535
#*Molecular Insight Pharmaceuticals, Inc.	10,866	52,157
*Molina Healthcare, Inc.	25,800	482,976
*Momenta Pharmaceuticals, Inc.	10,100	92,112
*MTS Medication Technologies, Inc.	700	3,840
*MWI Veterinary Supply, Inc.	7,334	259,624
#*Mylan, Inc.	9,400	152,656
*Myriad Genetics, Inc.	7,600	184,528
*Myriad Pharmaceuticals, Inc.	1,900	10,488
*Nabi Biopharmaceuticals	56,861	184,798
*Nanosphere, Inc.	8,318	55,564
*National Dentex Corp.	2,560	20,480
National Healthcare Corp.	7,380	265,459
National Research Corp.	1,200	27,684
*Natus Medical, Inc.	16,992	236,019
*Nektar Therapeutics.	17,347	140,858
*Neogen Corp.	6,343	201,073
*Neurocrine Biosciences, Inc.	15,279	33,919
*NeurogesX, Inc.	3,642	28,735
#*Neurometrix, Inc.	5,148	13,385
*Nighthawk Radiology Holdings, Inc.	23,244	139,232
#*NovaMed, Inc.	22,344	90,046
#*Novavax, Inc.	23,052	88,520
*NPS Pharmaceuticals, Inc.	15,771	49,994
#*NuVasive, Inc.	3,690	133,910
*NxStage Medical, Inc.	31,340	174,877
*Obagi Medical Products, Inc.	12,043	123,079
*Odyssey Healthcare, Inc.	36,207	504,726
Omnicare, Inc.	77,500	1,679,425
*Omnicell, Inc.	31,788	312,794
*OncoGenex Pharmaceutical, Inc.	350	10,188
*Oncothyreon, Inc.	8,300	29,299
*Onyx Pharmaceuticals, Inc.	4,600	122,360
*Opko Health, Inc.	2,600	5,642
*Optimer Pharmaceuticals, Inc.	8,369	96,746
*OraSure Technologies, Inc.	51,704	168,555
*Orexigen Therapeutics, Inc.	6,305	40,730
*Orthologic Corp.	2,900	2,001
*Orthovita, Inc.	28,500	99,750
#*OSI Pharmaceuticals, Inc.	3,800	122,436
#*Osiris Therapeutics, Inc.	6,952	44,145
*Osteotech, Inc.	17,855	77,134
Owens & Minor, Inc.	6,700	273,963
*OXiGENE, Inc.	5,200	5,876
*Pain Therapeutics, Inc.	27,073	137,260
*Palatin Technologies, Inc.	4,537	1,452

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Palomar Medical Technologies, Inc.	19,421	$197,317
*Par Pharmaceutical Cos., Inc.	35,904	752,907
*Parexel International Corp.	31,013	388,283
#*Patterson Cos., Inc.	7,832	199,951
*PDI, Inc.	6,569	32,976
#PDL BioPharma, Inc.	15,273	128,446
*Penwest Pharmaceuticals Co.	4,554	9,837
PerkinElmer, Inc.	52,240	972,186
#Perrigo Co.	9,800	364,462
Pfizer, Inc.	326,770	5,564,893
Pharmaceutical Products Development Service, Inc.	5,400	116,370
*Pharmasset, Inc.	1,000	18,780
*PharmAthene, Inc.	100	370
#*PharMerica Corp.	16,352	252,311
*Phase Forward, Inc.	7,100	93,081
*PHC, Inc.	6,105	6,227
#*Poniard Pharmaceuticals, Inc.	9,454	61,924
*Pozen, Inc.	6,700	38,056
*Progenics Pharmaceuticals, Inc.	18,600	77,934
*Prospect Medical Holdings, Inc.	8,010	32,040
*Providence Service Corp.	2,300	28,658
*PSS World Medical, Inc.	16,600	335,652
Psychemedics Corp.	580	3,138
#*Psychiatric Solutions, Inc.	27,848	574,783
*QuadraMed Corp.	2,332	17,024
#Quality Systems, Inc.	2,200	134,244
Quest Diagnostics, Inc.	11,400	637,602
*Questcor Pharmaceuticals, Inc.	4,200	19,068
#*Quidel Corp.	10,500	150,150
*Quigley Corp.	6,052	12,709
*RadNet, Inc.	8,626	20,961
#*Raptor Pharmaceutical Corp.	378	1,304
*Regeneration Technologies, Inc.	45,384	177,905
*Regeneron Pharmaceuticals, Inc.	5,600	87,920
*RegeneRx Biopharmaceuticals, Inc.	4,082	2,776
*RehabCare Group, Inc.	18,896	354,300
*Repligen Corp.	29,849	145,663
#*Repros Therapeutics, Inc.	4,271	3,972
*Res-Care, Inc.	27,419	329,851
*ResMed, Inc.	4,800	236,208
#*Rigel Pharmaceuticals, Inc.	15,304	98,099
*Rochester Medical Corp.	8,729	88,250
*Rockwell Medical Technologies, Inc.	5,990	40,432
*Salix Pharmaceuticals, Ltd.	29,902	549,898
*Sangamo BioSciences, Inc.	13,895	73,921
*Santarus, Inc.	17,075	52,762
#*Savient Pharmaceuticals, Inc.	11,465	144,459
*SciClone Pharmaceuticals, Inc.	11,500	28,290
*SCOLR Pharma, Inc.	1,570	722
*Seattle Genetics, Inc.	15,470	140,468
*SenoRx, Inc.	6,390	25,304
#*Sequenom, Inc.	11,208	30,934
#*Sirona Dental Systems, Inc.	45,697	1,229,706
*Skilled Healthcare Group, Inc.	12,200	98,088
*Solta Medical, Inc.	1,187	2,623
*Somanetics Corp.	11,250	168,188
*SonoSite, Inc.	16,678	413,448
Span-American Medical System, Inc.	3,229	44,592
*Spectranetics Corp.	25,401	144,786
#*Spectrum Pharmaceuticals, Inc.	18,110	75,156
*SRI/Surgical Express, Inc.	388	916

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*St. Jude Medical, Inc.	11,500	$391,920
#*Staar Surgical Co.	13,837	53,411
*StemCells, Inc.	21,481	24,488
*Stereotaxis, Inc.	10,531	38,017
#Steris Corp.	15,900	465,234
*Strategic Diagnostics, Inc.	10,362	17,512
*Sucampo Pharmaceuticals, Inc.	1,955	8,543
*Sun Healthcare Group, Inc.	31,295	284,159
*SunLink Health Systems, Inc.	897	2,108
*Sunrise Senior Living, Inc.	40,300	167,648
*SuperGen, Inc.	37,684	88,181
#*SurModics, Inc.	4,905	125,617
*Symmetry Medical, Inc.	32,000	256,000
*Synovis Life Technologies, Inc.	7,060	85,144
*Synta Pharmaceuticals Corp.	6,328	17,402
*Targacept, Inc.	16,596	311,175
#Techne Corp.	1,595	99,703
Teleflex, Inc.	16,525	822,119
*Theragenics Corp.	14,207	19,179
*Theravance, Inc.	11,341	158,434
*Thermo Fisher Scientific, Inc.	51,533	2,318,985
*Thoratec Corp.	14,300	375,518
*Tomotherapy, Inc.	12,500	41,500
*TranS1, Inc.	12,636	50,165
*Transcend Services, Inc.	1,181	21,553
#*Transcept Pharmaceuticals, Inc.	495	2,718
*Trimeris, Inc.	13,026	46,373
#*Triple-S Management Corp.	17,148	286,372
*Trubion Pharmaceuticals, Inc.	3,245	14,148
*U.S. Physical Therapy, Inc.	10,926	153,401
*United Therapeutics Corp.	5,000	212,700
UnitedHealth Group, Inc.	71,996	1,868,296
*Universal American Corp.	67,499	674,990
Universal Health Services, Inc.	7,600	422,940
*Urologix, Inc.	3,584	4,157
Utah Medical Products, Inc.	2,703	79,036
#*Valeant Pharmaceuticals International	17,500	514,500
*Vanda Pharmaceuticals, Inc.	4,985	50,847
*Varian, Inc.	16,800	860,160
*Vascular Solutions, Inc.	8,147	62,895
*VCA Antech, Inc.	3,591	85,538
#*Vertex Pharmaceuticals, Inc.	1,600	53,696
*Vical, Inc.	19,468	59,961
*Viropharma, Inc.	53,223	401,301
#*Virtual Radiologic Corp.	7,928	101,875
*Vital Images, Inc.	17,739	202,402
#*Vivus, Inc.	19,500	154,050
#*Volcano Corp.	6,216	89,200
*Watson Pharmaceuticals, Inc.	34,300	1,180,606
*WellCare Health Plans, Inc.	20,703	540,969
*WellPoint, Inc.	62,400	2,917,824
West Pharmaceutical Services, Inc.	10,305	406,738
#*Wright Medical Group, Inc.	25,327	411,564
*XenoPort, Inc.	3,100	51,801
Young Innovations, Inc.	6,947	164,297
*Zimmer Holdings, Inc.	12,100	636,097
*Zoll Medical Corp.	17,500	339,850
*Zymogenetics, Inc.	20,900	97,185

Total Health Care		104,951,635

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (10.9%)
*3D Systems Corp.	17,589	$155,135
#A.O. Smith Corp.	18,715	741,675
#AAON, Inc.	8,350	150,383
*AAR Corp.	37,413	733,669
ABM Industries, Inc.	36,728	689,752
*Acacia Technologies Group	20,040	152,304
*Access to Money, Inc.	2,242	841
*ACCO Brands Corp.	35,600	215,736
*Accuride Corp.	23,014	4,603
Aceto Corp.	27,610	152,959
*Active Power, Inc.	4,800	5,568
#Actuant Corp.	29,702	463,648
#Acuity Brands, Inc.	5,663	179,291
Administaff, Inc.	4,100	101,762
*Advisory Board Co. (The)	7,798	192,143
*Aecom Technology Corp.	6,900	174,156
*Aerosonic Corp.	970	4,375
*AeroVironment, Inc.	7,261	193,578
#*AGCO Corp.	26,958	757,789
*Air Transport Services Group, Inc.	52,124	135,001
Aircastle, Ltd.	48,172	381,522
#*AirTran Holdings, Inc.	62,700	265,221
Alamo Group, Inc.	8,581	117,560
*Alaska Air Group, Inc.	37,490	964,243
Albany International Corp.	18,500	308,210
Alexander & Baldwin, Inc.	46,560	1,342,325
#*Alliant Techsystems, Inc.	2,000	155,560
*Allied Defense Group, Inc.	6,064	38,203
*Altra Holdings, Inc.	21,103	185,073
*Amerco, Inc.	19,792	836,608
#*American Commercial Lines, Inc.	4,450	95,452
American Ecology Corp.	8,559	142,251
American Railcar Industries, Inc.	13,362	133,620
*American Reprographics Co.	33,888	203,328
American Science & Engineering, Inc.	5,381	355,792
#*American Superconductor Corp.	8,300	278,216
American Woodmark Corp.	13,119	258,051
Ameron International Corp.	7,900	465,942
Ametek, Inc.	7,290	254,348
Ampco-Pittsburgh Corp.	7,870	211,703
*AMR Corp.	15,400	83,006
*AMREP Corp.	5,440	66,205
*APAC Customer Services, Inc.	11,937	76,994
#Apogee Enterprises, Inc.	28,000	370,720
Applied Industrial Technologies, Inc.	32,974	667,064
Applied Signal Technologies, Inc.	10,259	210,207
*Argan, Inc.	5,849	72,235
*Argon ST, Inc.	15,929	296,279
#Arkansas Best Corp.	22,007	568,221
*Armstrong World Industries, Inc.	37,303	1,389,537
#*Astec Industries, Inc.	19,700	453,100
*Astronics Corp.	3,700	30,673
*Astronics Corp. Class B	325	2,748
*AT Cross Co.	5,900	22,125
*ATC Technology Corp.	20,578	430,080
*Atlas Air Worldwide Holdings, Inc.	15,755	414,199
*Avalon Holding Corp. Class A	700	1,750
Avery Dennison Corp.	6,800	242,420
#*Avis Budget Group, Inc.	65,733	552,157
#*AZZ, Inc.	8,700	298,062
B.F. Goodrich Co.	8,308	451,540

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Badger Meter, Inc.	2,800	$104,356
*Baker (Michael) Corp.	5,900	210,630
#Baldor Electric Co.	36,887	953,529
*Baldwin Technology Co., Inc. Class A	9,038	16,088
Barnes Group, Inc.	38,096	603,822
Barrett Business Services, Inc.	10,251	118,912
*BE Aerospace, Inc.	18,459	327,278
*Beacon Roofing Supply, Inc.	34,222	491,428
Belden, Inc.	23,480	538,866
*Blount International, Inc.	11,297	102,125
*BlueLinx Holdings, Inc.	24,506	71,803
*Bowne & Co., Inc.	26,510	173,110
#Brady Co. Class A	18,600	503,688
*Breeze-Eastern Corp.	3,790	22,550
Briggs & Stratton Corp.	49,341	922,677
Brink’s Co. (The)	4,800	113,904
*Broadwind Energy, Inc.	700	4,088
*BTU International, Inc.	5,026	25,532
Bucyrus International, Inc.	2,068	91,861
#*Builders FirstSource, Inc.	22,112	86,016
Burlington Northern Santa Fe Corp.	22,300	1,679,636
#*C&D Technologies, Inc.	18,521	33,893
*CAI International, Inc.	10,400	78,000
Carlisle Cos., Inc.	15,471	480,220
Cascade Corp.	10,610	263,552
*Casella Waste Systems, Inc.	20,371	56,835
#*CBIZ, Inc.	46,200	325,248
CDI Corp.	18,296	222,845
*CECO Environmental Corp.	7,984	29,780
*Celadon Group, Inc.	18,712	182,629
#*Cenveo, Inc.	11,399	80,705
*Ceradyne, Inc.	23,193	373,871
*Champion Industries, Inc.	6,476	11,786
*Chart Industries, Inc.	20,410	403,506
*Chase Corp.	6,103	73,236
Chicago Rivet & Machine Co.	257	3,123
Cintas Corp.	11,185	309,713
CIRCOR International, Inc.	15,100	411,475
#CLAROC, Inc.	4,900	144,207
*Clean Harbors, Inc.	1,777	100,312
#*Coleman Cable, Inc.	2,791	9,685
*Colfax Corp.	3,000	32,640
*Columbus McKinnon Corp.	14,000	231,700
Comfort Systems USA, Inc.	26,380	287,542
*Command Security Corp.	5,329	11,457
*Commercial Vehicle Group, Inc.	4,700	22,231
*Competitive Technologies, Inc.	3,200	7,040
CompX International, Inc.	2,300	16,169
*COMSYS IT Partners, Inc.	15,761	107,963
*Consolidated Graphics, Inc.	8,800	176,528
#*Continental Airlines, Inc.	28,700	330,050
#Con-way, Inc.	16,700	550,933
#Cooper Industries P.L.C.	7,300	282,437
*Copart, Inc.	8,140	261,864
*Cornell Cos., Inc.	13,530	309,025
Corporate Executive Board Co.	6,386	153,328
#*Corrections Corp. of America	22,412	536,543
#*CoStar Group, Inc.	4,640	180,125
Courier Corp.	16,697	247,617
#*Covanta Holding Corp.	24,120	414,382
*Covenant Transportation Group, Inc.	2,859	14,409

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*CPI Aerostructures, Inc.	4,487	$30,691
*CRA International, Inc.	11,485	284,254
#Crane Co.	7,446	207,371
CSX Corp.	34,180	1,441,712
Cubic Corp.	17,050	591,806
#Cummins, Inc.	5,600	241,136
#Curtiss-Wright Corp.	15,050	448,791
#Danaher Corp.	9,600	655,008
Deere & Co.	6,800	309,740
*Delta Air Lines, Inc.	174,728	1,247,558
Deluxe Corp.	9,595	136,537
Diamond Management & Technology Consultants, Inc.	18,145	107,418
#*Dollar Thrifty Automotive Group, Inc.	16,400	303,564
#Donaldson Co., Inc.	1,400	49,938
Dover Corp.	11,100	418,248
Ducommun, Inc.	11,679	198,777
*DXP Enterprises, Inc.	7,898	90,669
*Dycom Industries, Inc.	31,588	312,089
*Dynamex, Inc.	8,677	160,785
Dynamic Materials Corp.	9,425	181,714
*DynCorp International, Inc. Class A	27,428	466,276
#*Eagle Bulk Shipping, Inc.	26,260	124,472
Eastern Co.	4,410	70,428
Eaton Corp.	11,800	713,310
Ecology & Environment, Inc. Class A	1,941	28,144
*EMCOR Group, Inc.	30,690	724,898
Emerson Electric Co.	1,000	37,750
#Empire Resources, Inc.	7,000	10,850
#Encore Wire Corp.	20,806	431,724
#*Ener1, Inc.	26,288	131,177
#*Energy Conversion Devices, Inc.	23,200	249,864
EnergySolutions, Inc.	46,000	383,640
*EnerNOC, Inc.	2,009	57,719
*EnerSys, Inc.	37,110	820,131
Ennis, Inc.	35,570	538,886
*EnPro Industries, Inc.	21,672	489,354
*Environmental Tectonics Corp.	400	900
Equifax, Inc.	5,243	143,553
#*ESCO Technologies, Inc.	11,264	442,450
Espey Manufacturing & Electronics Corp.	3,027	58,724
*Esterline Technologies Corp.	37,098	1,562,197
#*Evergreen Solar, Inc.	62,567	90,722
*Exponent, Inc.	6,760	175,828
*ExpressJet Holdings, Inc.	11,700	35,100
Federal Signal Corp.	42,606	261,601
FedEx Corp.	12,300	894,087
*First Advantage Corp.	7,700	135,520
*Flanders Corp.	26,480	133,459
*Flow International Corp.	16,287	39,252
#Flowserve Corp.	3,400	333,914
Fluor Corp.	3,600	159,912
#*Fortune Industries, Inc.	800	880
#Forward Air Corp.	4,100	87,494
*Franklin Covey Co.	20,197	105,428
Franklin Electric Co., Inc.	12,400	338,272
#Freightcar America, Inc.	11,627	274,165
Frozen Food Express Industries, Inc.	5,210	15,109
#*FTI Consulting, Inc.	10,800	440,748
*Fuel Tech, Inc.	9,271	107,265
#*FuelCell Energy, Inc.	23,000	76,590
*Furmanite Corp.	25,821	92,439

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
G & K Services, Inc. Class A	9,253	$204,954
*Gardner Denver Machinery, Inc.	33,400	1,199,394
GATX Corp.	50,400	1,369,872
#*Genco Shipping & Trading, Ltd.	21,110	419,878
*Gencor Industries, Inc.	2,770	20,775
*GenCorp, Inc.	16,213	120,625
*General Cable Corp.	3,252	101,267
General Dynamics Corp.	12,200	764,940
General Electric Co.	267,064	3,808,333
#*Genesee & Wyoming, Inc.	23,657	686,290
*GEO Group, Inc. (The)	34,907	738,283
#*GeoEye, Inc.	11,000	279,070
*Gibraltar Industries, Inc.	24,650	266,713
Gorman-Rupp Co. (The)	7,007	173,003
*GP Strategies Corp.	12,573	88,514
Graco, Inc.	2,100	57,834
*Graftech International, Ltd.	9,800	132,300
Graham Corp.	7,250	102,732
Granite Construction, Inc.	10,554	301,422
Great Lakes Dredge & Dock Corp.	47,660	292,156
*Greenbrier Cos., Inc.	16,400	145,632
*Griffon Corp.	58,333	511,580
*H&E Equipment Services, Inc.	28,860	305,916
Hardinge, Inc.	9,341	49,040
Harsco Corp.	16,212	510,516
*Hawaiian Holdings, Inc.	51,268	363,490
#Healthcare Services Group, Inc.	8,405	165,999
Heartland Express, Inc.	17,800	242,080
#HEICO Corp.	5,895	224,187
HEICO Corp. Class A	11,556	356,618
#Heidrick & Struggles International, Inc.	15,341	419,730
*Heritage-Crystal Clean, Inc.	1,000	12,500
*Herley Industries, Inc.	2,600	29,406
Herman Miller, Inc.	7,800	120,510
#*Hertz Global Holdings, Inc.	54,987	511,929
#*Hexcel Corp.	34,260	376,860
*Hill International, Inc.	27,069	181,904
Hi-Shear Technology Corp.	1,200	23,052
HNI Corp.	22,562	593,832
#*Hoku Scientific, Inc.	16,127	35,479
Honeywell International, Inc.	5,800	208,162
Horizon Lines, Inc.	23,984	125,916
Houston Wire & Cable Co.	8,276	100,057
*Hub Group, Inc. Class A	8,400	208,824
Hubbell, Inc. Class A	1,400	56,700
#Hubbell, Inc. Class B	7,980	339,389
*Hudson Highland Group, Inc.	18,418	59,674
*Hurco Cos., Inc.	4,400	69,960
*Huron Consulting Group, Inc.	1,400	32,480
*Huttig Building Products, Inc.	9,970	6,580
*ICF International, Inc.	6,754	193,502
*ICT Group, Inc.	12,580	199,393
#IDEX Corp.	26,250	746,288
#*IHS, Inc.	3,100	160,456
*II-VI, Inc.	9,100	240,877
Illinois Tool Works, Inc.	5,200	238,784
#Ingersoll-Rand P.L.C.	6,897	217,876
*InnerWorkings, Inc.	36,165	186,250
*Innotrac Corp.	2,916	9,331
*Innovative Solutions & Support, Inc.	16,159	73,685
*Insituform Technologies, Inc. Class A	27,260	577,912

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Insteel Industries, Inc.	16,365	$181,979
*Integrated Electrical Services, Inc.	12,442	81,868
Interface, Inc. Class A	26,593	206,362
*Interline Brands, Inc.	31,703	462,864
International Shipholding Corp.	1,100	36,465
*Intersections, Inc.	12,482	71,147
#*Iron Mountain, Inc.	16,191	395,546
#ITT Industries, Inc.	5,450	276,315
#J.B. Hunt Transport Services, Inc.	6,000	180,360
*Jacobs Engineering Group, Inc.	8,232	348,131
#*JetBlue Airways Corp.	230,748	1,144,510
John Bean Technologies Corp.	2,145	35,221
*Kadant, Inc.	1,300	16,757
Kaman Corp. Class A	15,146	312,916
#*Kansas City Southern	48,304	1,170,406
#Kaydon Corp.	12,160	425,478
*Kelly Services, Inc. Class A	44,500	493,060
*Kelly Services, Inc. Class B	700	8,754
Kennametal, Inc.	67,851	1,598,570
*Key Technology, Inc.	3,699	40,134
*Kforce, Inc.	41,201	483,288
Kimball International, Inc. Class B	20,811	156,082
#*Kirby Corp.	22,546	762,055
Knight Transportation, Inc.	16,890	270,916
#Knoll, Inc.	5,049	49,480
*Korn/Ferry International	38,226	610,087
*Kratos Defense & Security Solutions, Inc.	155	1,686
*K-Tron International, Inc.	1,307	124,230
*L.B. Foster Co. Class A	7,692	215,991
L.S. Starrett Co. Class A	3,200	32,800
L-3 Communications Holdings, Inc.	8,000	578,320
*LaBarge, Inc.	14,800	164,280
*Ladish Co., Inc.	13,297	172,329
Landstar System, Inc.	1,000	35,240
Lawson Products, Inc.	7,488	116,438
*Layne Christensen Co.	14,400	372,960
*LECG Corp.	22,233	76,704
#Lennox International, Inc.	5,500	185,185
*LGL Group, Inc.	1,300	3,718
Lincoln Electric Holdings, Inc.	9,200	436,448
Lindsay Corp.	3,000	98,490
*LMI Aerospace, Inc.	9,100	98,007
LSI Industries, Inc.	32,842	229,566
*Lydall, Inc.	6,753	33,765
*M&F Worldwide Corp.	15,339	326,414
*Magnetek, Inc.	24,200	30,250
*Manitex International, Inc.	3,300	6,666
Manitowoc Co., Inc. (The)	25,700	234,898
#Manpower, Inc.	9,400	445,654
*Marten Transport, Ltd.	19,282	338,206
Masco Corp.	115,844	1,361,167
*Mastec, Inc.	26,596	313,833
*McDermott International, Inc.	3,930	87,364
McGrath Rentcorp	19,073	376,692
#*Media Sciences International, Inc.	505	298
*Metalico, Inc.	35,800	144,632
Met-Pro Corp.	14,009	128,883
*MFRI, Inc.	3,651	24,535
#*Microvision, Inc.	17,700	65,667
*Middleby Corp.	1,199	54,327
*Miller Industries, Inc.	9,710	97,586

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Mine Safety Appliances Co.	18,735	$477,555
*Mobile Mini, Inc.	35,380	513,010
#*Monster Worldwide, Inc.	50,870	738,632
*Moog, Inc.	23,689	591,514
*Moog, Inc. Class B	1,600	40,800
*MPS Group, Inc.	62,700	847,704
MSC Industrial Direct Co., Inc. Class A	2,000	86,100
Mueller Industries, Inc.	35,636	843,148
Mueller Water Products, Inc.	109,505	490,582
Multi-Color Corp.	9,756	129,462
*MYR Group, Inc.	7,761	133,334
NACCO Industries, Inc. Class A	5,419	322,972
National Technical Systems, Inc.	10,048	57,073
*Navigant Consulting, Inc.	28,800	410,112
*NCI Building Systems, Inc.	12,231	23,973
*NN, Inc.	12,049	53,618
#Nordson Corp.	11,629	613,662
Norfolk Southern Corp.	45,476	2,120,091
*North American Galvanizing & Coating, Inc.	18,733	94,040
Northrop Grumman Corp.	26,510	1,328,946
*Northwest Pipe Co.	7,915	238,242
#*Ocean Power Technologies, Inc.	1,200	7,272
*Old Dominion Freight Line, Inc.	16,508	429,043
*Omega Flex, Inc.	4,638	72,121
*On Assignment, Inc.	32,356	195,430
*Orbital Sciences Corp.	29,600	381,248
*Orion Marine Group, Inc.	9,455	180,023
*Oshkosh Truck Corp. Class B	19,041	595,222
Otter Tail Corp.	6,700	155,842
*Owens Corning, Inc.	107,808	2,383,635
*P.A.M. Transportation Services, Inc.	7,565	58,704
#Paccar, Inc.	1,786	66,814
*Pacer International, Inc.	18,470	52,824
Pall Corp.	7,100	225,354
*Paragon Technologies, Inc.	1,500	4,275
Parker Hannifin Corp.	6,550	346,888
*Park-Ohio Holdings Corp.	12,584	78,272
*Patrick Industries, Inc.	3,895	7,790
*Patriot Transportation Holding, Inc.	2,033	178,904
Pentair, Inc.	22,900	666,390
*PGT, Inc.	7,914	19,548
*Pike Electric Corp.	34,290	430,340
*Pinnacle Airlines Corp.	22,177	133,727
Pitney Bowes, Inc.	4,400	107,800
*Plug Power, Inc.	58,236	50,083
*PMFG, Inc.	3,128	45,262
*Polypore International, Inc.	33,314	365,121
Portec Rail Products, Inc.	8,400	73,164
*Powell Industries, Inc.	6,648	244,513
#*Power-One, Inc.	29,730	81,758
*PowerSecure International, Inc.	15,067	125,357
Precision Castparts Corp.	2,900	276,602
Preformed Line Products Co.	3,430	132,055
*PRG-Schultz International, Inc.	5,000	25,900
*Protection One, Inc.	7,227	38,881
Providence & Worcester Railroad Co.	1,377	15,319
*Quality Distribution, Inc.	14,953	55,924
Quanex Building Products Corp.	23,500	349,445
#*Quanta Services, Inc.	14,754	312,785
#*Quixote Corp.	6,057	12,477
R. R. Donnelley & Sons Co.	102,400	2,056,192

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Raven Industries, Inc.	6,900	$170,430
Raytheon Co.	12,200	552,416
*RBC Bearings, Inc.	11,025	237,148
*RCM Technologies, Inc.	2,600	5,902
#Regal-Beloit Corp.	19,100	895,408
*Republic Airways Holdings, Inc.	16,339	130,875
Republic Services, Inc.	32,775	849,200
*Resources Connection, Inc.	10,834	187,103
Robbins & Myers, Inc.	24,319	564,201
#Robert Half International, Inc.	4,300	99,760
#Rockwell Automation, Inc.	9,200	376,740
Rollins, Inc.	7,650	138,312
#Roper Industries, Inc.	6,700	338,685
*RSC Holdings, Inc.	29,400	198,156
*Rush Enterprises, Inc. Class A	23,670	258,476
*Rush Enterprises, Inc. Class B	4,506	41,230
Ryder System, Inc.	66,622	2,701,522
*Saia, Inc.	1,400	20,524
*Sauer-Danfoss, Inc.	25,707	185,090
Schawk, Inc.	21,182	208,007
*School Specialty, Inc.	19,188	426,933
Seaboard Corp.	517	698,467
Servotronics, Inc.	1,499	11,093
*Shaw Group, Inc.	4,400	112,904
*SIFCO Industries, Inc.	3,050	40,718
Simpson Manufacturing Co., Inc.	32,830	767,894
SkyWest, Inc.	76,589	1,069,948
*SL Industries, Inc.	9,000	73,800
*SmartPros, Ltd.	1,700	7,480
Southwest Airlines Co.	307,716	2,584,814
*Sparton Corp.	3,102	12,873
*Spherix, Inc.	3,800	6,118
*Spire Corp.	4,715	22,113
#*Spirit AeroSystems Holdings, Inc. Class A	20,581	327,650
#SPX Corp.	6,344	334,836
*Standard Parking Corp.	9,108	160,301
#Standard Register Co.	18,700	89,199
Standex International Corp.	11,341	199,375
*Stanley, Inc.	9,000	254,250
Steelcase, Inc. Class A	69,400	400,438
#*Stericycle, Inc.	2,400	125,688
*Sterling Construction Co., Inc.	11,522	185,850
Sun Hydraulics, Inc.	8,600	163,916
*Sunair Electronics, Inc.	4,500	12,015
*SunPower Corp. Class A	4,700	116,607
#*SunPower Corp. Class B	2,797	60,583
Superior Uniform Group, Inc.	9,577	84,278
*Supreme Industries, Inc.	4,847	11,439
*Sykes Enterprises, Inc.	32,700	776,298
*Sypris Solutions, Inc.	2,802	8,686
#TAL International Group, Inc.	25,801	306,000
*Taser International, Inc.	37,585	153,723
*Team, Inc.	11,200	181,776
*Tech/Ops Sevcon, Inc.	1,971	5,519
*Tecumseh Products Co. Class A	9,300	97,185
*Tecumseh Products Co. Class B	2,500	25,925
*Teledyne Technologies, Inc.	12,500	427,000
Tennant Co.	10,587	282,249
#*Terex Corp.	15,044	304,190
*Tetra Tech, Inc.	13,700	352,501
#Textainer Group Holdings, Ltd.	22,100	332,826

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Textron, Inc.	6,400	$113,792
*Thomas & Betts Corp.	32,497	1,111,722
*Thomas Group, Inc.	615	560
Timken Co.	88,398	1,947,408
Titan International, Inc.	27,200	228,480
*Titan Machinery, Inc.	15,793	169,459
Todd Shipyards Corp.	4,328	72,191
Toro Co.	3,900	144,378
*Trailer Bridge, Inc.	3,360	13,507
*TransDigm Group, Inc.	4,641	181,834
*TRC Cos., Inc.	13,148	41,679
Tredegar Industries, Inc.	22,267	303,499
*Trex Co., Inc.	11,346	180,515
*Trimas Corp.	21,480	96,660
#Trinity Industries, Inc.	79,600	1,343,648
Triumph Group, Inc.	14,128	661,332
*TrueBlue, Inc.	31,885	385,808
*Tufco Technologies, Inc.	2,000	5,020
*Tutor Perini Corp.	23,800	420,070
Twin Disc, Inc.	16,900	158,691
*U.S. Home Systems, Inc.	1,500	3,540
*UAL Corp.	46,980	305,840
*Ultralife Corp.	15,995	58,542
Union Pacific Corp.	38,480	2,121,787
*United Capital Corp.	5,037	91,472
*United Rentals, Inc.	57,586	546,491
*United Stationers, Inc.	16,997	801,239
United Technologies Corp.	14,283	877,690
Universal Forest Products, Inc.	16,900	602,992
*Universal Security Instruments, Inc.	500	2,625
Universal Truckload Services, Inc.	11,730	192,841
*UQM Technologies, Inc.	2,325	10,928
*URS Corp.	41,700	1,620,462
#*US Airways Group, Inc.	28,444	87,039
*USA Truck, Inc.	12,082	135,681
#*USG Corp.	70,031	920,207
UTI Worldwide, Inc.	1,621	20,214
#Valmont Industries, Inc.	3,200	231,264
*Valpey Fisher Corp.	2,221	2,710
*Versar, Inc.	6,758	25,951
Viad Corp.	23,700	414,750
*Vicor Corp.	27,878	190,128
Virco Manufacturing Corp.	21,836	60,704
*Volt Information Sciences, Inc.	24,400	197,884
VSE Corp.	3,200	140,128
#W.W. Grainger, Inc.	3,700	346,801
*Wabash National Corp.	28,080	55,037
Wabtec Corp.	4,500	165,420
*Waste Connections, Inc.	8,550	268,726
#Waste Management, Inc.	14,300	427,284
*Waste Services, Inc.	12,700	83,312
#Watsco, Inc. Class A	7,900	404,638
Watsco, Inc. Class B	1,100	56,441
Watson Wyatt Worldwide, Inc.	5,900	257,122
Watts Water Technologies, Inc.	30,800	870,100
*WCA Waste Corp.	9,114	36,547
#Werner Enterprises, Inc.	52,300	980,625
*WESCO International, Inc.	14,717	376,167
*Willdan Group, Inc.	5,114	12,990
*Willis Lease Finance Corp.	6,065	77,207
Woodward Governor Co.	6,600	155,166

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Xenonics Holdings, Inc.	1,900	$1,482
#*YRC Worldwide, Inc.	37,796	137,955

Total Industrials		152,646,049

Information Technology — (12.1%)
*3Com Corp.	252,397	1,297,321
*3PAR, Inc.	9,700	91,277
*ACI Worldwide, Inc.	11,752	189,090
*Acme Packet, Inc.	16,073	157,355
*Acorn Energy, Inc.	8,330	58,227
*Actel Corp.	26,397	314,652
*ActivIdentity Corp.	36,881	83,720
*Activision Blizzard, Inc.	80,839	875,486
*Actuate Corp.	49,152	246,252
*Acxiom Corp.	63,337	727,109
*Adaptec, Inc.	115,368	368,024
*ADC Telecommunications, Inc.	45,900	297,891
*ADDvantage Technologies Group, Inc.	3,600	8,460
*Adept Technology, Inc.	2,200	5,280
#Adtran, Inc.	8,200	188,928
*Advanced Analogic Technologies, Inc.	34,377	108,288
*Advanced Energy Industries, Inc.	38,336	468,083
#*Advanced Micro Devices, Inc.	115,708	532,257
*Advanced Photonix, Inc.	3,800	2,508
*Advent Software, Inc.	3,600	137,592
*Aehr Test Systems	2,692	3,553
*Aetrium, Inc.	1,505	4,199
*Affiliated Computer Services, Inc. Class A	6,150	320,353
*Agilent Technologies, Inc.	15,200	376,048
Agilysys, Inc.	17,000	80,070
*Airvana, Inc.	19,577	119,615
#*Akamai Technologies, Inc.	4,900	107,800
*Alliance Data Systems Corp.	2,000	109,960
Altera Corp.	12,700	251,333
American Software, Inc. Class A	24,803	161,219
#*Amkor Technology, Inc.	32,500	179,075
Amphenol Corp.	6,650	266,798
*Amtech Systems, Inc.	6,400	34,560
*Anadigics, Inc.	53,000	170,130
Analog Devices, Inc.	15,500	397,265
*Anaren, Inc.	15,344	224,329
#*Anixter International, Inc.	11,600	485,460
*Ansys, Inc.	7,505	304,553
Applied Materials, Inc.	40,200	490,440
*Applied Micro Circuits Corp.	68,408	534,951
*ArcSight, Inc.	2,300	56,856
#*Ariba, Inc.	49,097	580,327
*Arris Group, Inc.	84,516	867,134
*Arrow Electronics, Inc.	74,875	1,897,332
*Art Technology Group, Inc.	34,500	142,140
*Aruba Networks, Inc.	16,242	127,012
*Aspen Technology, Inc.	9,500	99,750
Astro-Med, Inc.	3,200	19,840
#*Atheros Communications, Inc.	9,900	243,738
*Atmel Corp.	102,100	379,812
*ATMI, Inc.	28,700	434,805
*AuthenTec, Inc.	15,100	37,297
*Authentidate Holding Corp.	4,472	5,679
*Autobytel, Inc.	11,121	8,341
*Autodesk, Inc.	500	12,465
*Avid Technology, Inc.	43,600	550,668

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Avnet, Inc.	22,750	$563,745
*Avocent Corp.	59,565	1,481,382
AVX Corp.	204,800	2,318,336
*Aware, Inc.	18,171	42,520
*Axcelis Technologies, Inc.	14,197	13,487
*AXT, Inc.	8,561	19,776
Bel Fuse, Inc. Class A	3,300	58,608
Bel Fuse, Inc. Class B	8,677	157,054
*Bell Microproducts, Inc.	7,100	20,732
*Benchmark Electronics, Inc.	77,718	1,305,662
*BigBand Networks, Inc.	25,765	95,330
Black Box Corp.	26,915	713,517
Blackbaud, Inc.	17,320	384,331
#*Blackboard, Inc.	3,600	127,692
*Blue Coat Systems, Inc.	19,819	441,567
*BMC Software, Inc.	2,200	81,752
*Bottomline Technologies, Inc.	25,300	371,404
*Brightpoint, Inc.	59,169	436,076
Broadridge Financial Solutions, Inc.	6,565	136,618
#*BroadVision, Inc.	500	7,400
*Brocade Communications Systems, Inc.	47,399	406,683
*Brooks Automation, Inc.	33,413	229,881
*BSQUARE Corp.	5,761	13,366
CA, Inc.	15,600	326,352
*Cabot Microelectronics Corp.	19,600	626,808
#*CACI International, Inc. Class A	20,220	962,876
*Cadence Design Systems, Inc.	9,200	56,212
*CalAmp Corp.	10,864	33,787
*California Micro Devices Corp.	22,287	66,638
*Callidus Software, Inc.	19,786	60,347
*Cascade Microtech, Inc.	9,176	49,550
Cass Information Systems, Inc.	2,944	87,525
*Cavium Networks, Inc.	6,100	115,656
*CEVA, Inc.	22,113	224,005
*Checkpoint Systems, Inc.	32,600	442,382
*Chordiant Software, Inc.	25,154	87,536
*Chyron International Corp.	1,400	2,646
*Ciber, Inc.	28,312	91,165
*Ciena Corp.	55,914	655,871
*Cirrus Logic, Inc.	72,696	351,849
#*Citrix Systems, Inc.	5,800	213,208
*Clearfield, Inc.	4,100	15,949
*Cogent, Inc.	32,113	309,890
#Cognex Corp.	31,347	504,373
*Coherent, Inc.	9,359	235,192
Cohu, Inc.	20,188	229,739
#*CommScope, Inc.	21,196	572,716
Communications Systems, Inc.	13,122	144,080
*CommVault Systems, Inc.	5,907	116,368
*Compellent Technologies, Inc.	200	3,668
*Computer Sciences Corp.	49,145	2,492,143
*Computer Task Group, Inc.	6,302	43,925
*Compuware Corp.	45,500	321,230
*comScore, Inc.	6,600	101,178
*Comtech Telecommunications Corp.	15,146	486,490
*Comverge, Inc.	12,191	139,099
#*Concur Technologies, Inc.	3,100	110,484
*Concurrent Computer Corp.	4,384	16,835
*Conexant Systems, Inc.	14,500	39,730
*Constant Contact, Inc.	2,600	43,082
*Convergys Corp.	102,100	1,107,785

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Corning, Inc.	46,994	$686,582
*CPI International, Inc.	14,494	143,491
*Cray, Inc.	27,409	204,471
*Cree, Inc.	16,270	684,967
*CSG Systems International, Inc.	13,500	220,590
*CSP, Inc.	2,269	8,350
CTS Corp.	3,700	33,152
*CyberOptics Corp.	6,236	37,603
#*CyberSource Corp.	32,301	529,090
#*Cymer, Inc.	25,539	874,455
*Cypress Semiconductor Corp.	25,986	219,062
#Daktronics, Inc.	12,732	95,745
*Datalink Corp.	8,226	32,739
*Dataram Corp.	2,500	6,725
*DDi Corp.	15,252	61,771
#*DealerTrack Holdings, Inc.	30,459	501,964
*Deltek, Inc.	8,207	58,680
*DemandTec, Inc.	4,600	40,434
*DG FastChannel, Inc.	13,950	292,532
*Dice Holdings, Inc.	16,808	101,016
Diebold, Inc.	12,100	365,904
*Digi International, Inc.	21,689	172,428
*Digimarc Corp.	3,934	55,076
*Digital River, Inc.	15,461	352,975
*Diodes, Inc.	16,200	265,356
*Ditech Networks, Inc.	2,120	2,714
*DivX, Inc.	27,057	130,144
*Dolby Laboratories, Inc.	1,000	41,940
*Dot Hill Systems Corp.	26,239	47,755
*Double-Take Software, Inc.	19,216	178,132
*DSP Group, Inc.	15,962	92,260
*DST Systems, Inc.	3,000	125,130
#*DTS, Inc.	9,264	261,708
*Dynamics Research Corp.	8,800	112,728
#EarthLink, Inc.	81,490	660,069
*eBay, Inc.	38,937	867,127
#*Ebix, Inc.	2,560	157,696
*Echelon Corp.	20,272	276,713
*EchoStar Corp.	15,169	275,469
*Edgewater Technology, Inc.	4,279	12,195
*EFJohnson Technologies, Inc.	11,084	14,963
*Elecsys Corp.	1,496	5,999
Electro Rent Corp.	25,012	267,879
*Electro Scientific Industries, Inc.	13,400	146,596
*Electronic Arts, Inc.	14,800	269,952
*Electronics for Imaging, Inc.	63,383	739,046
*eLoyalty Corp.	1,506	11,747
*EMC Corp.	60,700	999,729
*EMS Technologies, Inc.	14,100	245,763
*Emulex Corp.	63,957	645,966
*Endwave Corp.	5,400	12,582
*Entegris, Inc.	161,194	606,089
*Entorian Technologies, Inc.	1,808	8,595
*Entropic Communications, Inc.	28,400	74,692
#*Epicor Software Corp.	51,239	395,565
#*EPIQ Systems, Inc.	29,871	376,673
*ePlus, Inc.	3,611	54,309
#*Equinix, Inc.	4,650	396,738
*Euronet Worldwide, Inc.	39,419	932,259
*Exar Corp.	31,676	218,564
*ExlService Holdings, Inc.	25,379	345,408

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Extreme Networks	61,126	$121,641
*F5 Networks, Inc.	3,400	152,626
FactSet Research Systems, Inc.	1,700	108,885
#Fair Isaac Corp.	34,639	704,211
*Fairchild Semiconductor Corp. Class A	94,559	707,301
*FalconStor Software, Inc.	19,900	66,267
#*Faro Technologies, Inc.	15,031	232,379
#*FEI Co.	31,392	747,444
Fidelity National Information Services, Inc.	121,153	2,636,289
#*Fiserv, Inc.	6,600	302,742
#*FLIR Systems, Inc.	7,320	203,569
#*FormFactor, Inc.	31,954	542,898
*Forrester Research, Inc.	12,017	304,391
*Frequency Electronics, Inc.	6,800	29,920
*Gartner Group, Inc.	3,700	68,894
*Gerber Scientific, Inc.	21,339	98,586
*GigOptix, Inc.	663	2,281
*Global Cash Access, Inc.	24,622	155,857
Global Payments, Inc.	3,700	182,151
*Globecomm Systems, Inc.	24,111	162,990
*GSE Systems, Inc.	2,558	15,399
#*GSI Commerce, Inc.	12,074	229,044
*GSI Technology, Inc.	20,694	74,705
*GTSI Corp.	4,675	34,829
*Guidance Software, Inc.	10,338	57,583
*Hackett Group, Inc.	28,871	90,078
*Harmonic, Inc.	67,368	353,682
Harris Corp.	8,150	340,018
*Harris Stratex Networks, Inc. Class A	36,540	230,202
*Hauppauge Digital, Inc.	4,603	3,682
Heartland Payment Systems, Inc.	8,500	104,465
*Henry Bros. Electronics, Inc.	2,900	13,746
*Hewitt Associates, Inc. Class A	5,600	198,912
Hewlett-Packard Co.	36,491	1,731,863
#*Hittite Microwave Corp.	5,714	210,275
*Hughes Communications, Inc.	6,050	141,086
*Hutchinson Technology, Inc.	22,305	129,815
*Hypercom Corp.	42,561	121,299
*I.D. Systems, Inc.	8,778	32,040
#*i2 Technologies, Inc.	10,800	169,992
*IAC/InterActiveCorp	143,788	2,723,345
*ICx Technologies, Inc.	4,000	20,200
*IEC Electronics Corp.	2,400	10,032
*iGATE Corp.	36,563	322,851
*Ikanos Communications, Inc.	2,530	4,377
*ImageWare Systems, Inc.	1,400	1,064
*Imation Corp.	38,843	342,595
Imergent, Inc.	4,000	26,600
*Immersion Corp.	28,576	104,874
*Infinera Corp.	33,700	250,391
*infoGROUP, Inc.	55,400	363,424
*Informatica Corp.	9,984	211,960
*InfoSpace, Inc.	41,125	352,441
*Ingram Micro, Inc.	166,139	2,932,353
*Innodata Isogen, Inc.	11,315	73,321
*Innovex, Inc.	399	36
*Insight Enterprises, Inc.	69,961	735,990
*Integral Systems, Inc.	14,400	120,960
*Integrated Device Technology, Inc.	198,187	1,165,340
*Integrated Silicon Solution, Inc.	19,682	68,887
Intel Corp.	94,799	1,811,609

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Intelli-Check, Inc.	1,800	$2,646
*Intellon Corp.	18,074	124,168
*Interactive Intelligence, Inc.	7,999	134,143
*InterDigital, Inc.	3,768	77,470
*Intermec, Inc.	40,847	503,235
*Internap Network Services Corp.	37,281	119,299
*International Rectifier Corp.	73,616	1,345,700
*Internet Brands, Inc.	28,095	209,027
*Internet Capital Group, Inc.	17,959	130,562
*Interphase Corp.	4,200	9,996
#Intersil Corp.	94,425	1,185,034
*Intest Corp.	3,502	2,066
*Intevac, Inc.	20,400	208,080
*IntriCon Corp.	6,777	22,872
*Intuit, Inc.	8,000	232,560
*INX, Inc.	3,589	24,118
*IPG Photonics Corp.	13,100	178,946
*Isilon Systems, Inc.	13,856	72,744
*Iteris, Inc.	13,000	18,460
#*Itron, Inc.	8,467	508,359
*Ixia	60,321	401,135
*IXYS Corp.	35,507	237,897
#*j2 Global Communications, Inc.	4,415	90,287
Jabil Circuit, Inc.	223,919	2,996,036
Jack Henry & Associates, Inc.	9,479	218,681
*Jaco Electronics, Inc.	1,300	845
*JDA Software Group, Inc.	31,108	617,183
*JDS Uniphase Corp.	142,537	796,782
#*Juniper Networks, Inc.	16,000	408,160
Keithley Instruments, Inc.	11,000	35,860
*Kemet Corp.	8,400	10,500
*Kenexa Corp.	17,500	220,500
*KEY Tronic Corp.	203	459
*Keynote Systems, Inc.	8,468	86,543
#KLA-Tencor Corp.	9,300	302,343
*Knot, Inc. (The)	32,845	350,456
*Kopin Corp.	59,987	266,342
*Kulicke & Soffa Industries, Inc.	42,073	195,639
*KVH Industries, Inc.	12,076	126,798
*L-1 Identity Solutions, Inc.	132,226	781,456
#*Lam Research Corp.	3,100	104,532
*LaserCard Corp.	5,666	37,962
*Lattice Semiconductor Corp.	28,500	54,435
*Lawson Software, Inc.	110,643	698,157
*LeCroy Corp.	10,051	37,591
Lender Processing Services, Inc.	6,804	270,799
#*Lexmark International, Inc.	12,600	321,300
*Limelight Networks, Inc.	32,453	113,261
#Linear Technology Corp.	6,540	169,255
*Lionbridge Technologies, Inc.	25,519	53,335
*Liquidity Services, Inc.	14,500	139,490
*Littlefuse, Inc.	14,744	406,345
*LiveWire Mobile, Inc.	12,200	3,538
*LoJack Corp.	13,823	58,333
*LookSmart, Ltd.	3,321	4,351
*LoopNet, Inc.	25,749	224,789
*Loral Space & Communications, Inc.	12,649	334,187
*LSI Corp.	52,348	268,022
*LTX-Credence Corp.	41,600	55,744
*Magma Design Automation, Inc.	6,000	12,900
#*Manhattan Associates, Inc.	9,868	226,471

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ManTech International Corp. Class A	7,600	$333,336
Marchex, Inc. Class B	21,696	98,283
*Mattson Technology, Inc.	35,173	74,567
Maxim Integrated Products, Inc.	7,980	133,027
Maximus, Inc.	11,710	541,705
*Maxwell Technologies, Inc.	14,343	257,170
*McAfee, Inc.	10,800	452,304
*Measurement Specialties, Inc.	10,446	80,539
*MEMSIC, Inc.	5,184	17,626
*Mentor Graphics Corp.	73,060	533,338
*Mercury Computer Systems, Inc.	19,000	203,300
*Merix Corp.	800	1,272
*Merrimac Industries, Inc.	1,355	10,704
Mesa Laboratories, Inc.	2,250	54,000
Methode Electronics, Inc.	34,420	249,545
Micrel, Inc.	21,370	159,634
#Microchip Technology, Inc.	3,200	76,672
*Micron Technology, Inc.	268,211	1,821,153
*Micros Systems, Inc.	2,800	75,376
*Microsemi Corp.	38,800	516,428
*MicroStrategy, Inc.	1,711	149,319
*Microtune, Inc.	36,430	62,295
*Mindspeed Technologies, Inc.	5,400	18,846
*MIPS Technologies, Inc.	20,005	79,020
*MKS Instruments, Inc.	43,558	681,247
Mocon, Inc.	7,200	57,960
*ModusLink Global Solutions, Inc.	37,310	306,688
#Molex, Inc.	5,100	95,217
Molex, Inc. Class A	25,416	420,635
*MoneyGram International, Inc.	24,758	74,026
*Monolithic Power Systems, Inc.	7,200	143,928
*Monotype Imaging Holdings, Inc.	11,695	87,946
*MoSys, Inc.	25,232	59,548
Motorola, Inc.	138,270	1,184,974
*Move, Inc.	48,104	98,613
*MRV Communications, Inc.	52,362	38,748
MTS Systems Corp.	5,913	156,694
*Multi-Fineline Electronix, Inc.	20,095	547,589
*Nanometrics, Inc.	15,900	130,380
*Napco Security Technologies, Inc.	5,075	9,744
#National Instruments Corp.	2,900	77,430
#National Semiconductor Corp.	7,343	95,018
#*NCI, Inc.	4,751	127,849
*NCR Corp.	17,300	175,595
*NetApp, Inc.	3,600	97,380
*Netezza Corp.	1,000	9,240
*NETGEAR, Inc.	33,907	618,125
*NetLogic Microsystems, Inc.	9,100	345,891
*NetScout Systems, Inc.	26,955	331,277
*NetSuite, Inc.	4,600	64,262
*Network Equipment Technologies, Inc.	31,100	102,630
*NeuStar, Inc.	2,100	48,510
*Newport Corp.	11,700	87,048
*Newtek Business Services, Inc.	1,367	1,203
*NIC, Inc.	19,724	172,782
#*Novatel Wireless, Inc.	25,528	227,710
*Novell, Inc.	104,299	426,583
*Novellus Systems, Inc.	59,300	1,220,394
*Nu Horizons Electronics Corp.	20,780	80,834
#*Nuance Communications, Inc.	21,052	275,992
*NumereX Corp. Class A	2,694	12,850

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Nvidia Corp.	26,620	$318,375
O.I. Corp.	2,434	17,464
*Occam Networks, Inc.	20,929	62,368
*Oclaro, Inc.	7,449	7,896
*OmniVision Technologies, Inc.	48,661	596,584
*ON Semiconductor Corp.	56,713	379,410
*Online Resources Corp.	23,724	124,551
*Onvia, Inc.	3,863	21,826
*Openwave Systems, Inc.	40,142	91,122
*Oplink Communications, Inc.	26,693	395,857
OPNET Technologies, Inc.	18,154	197,879
*Opnext, Inc.	28,984	71,301
*Optical Cable Corp.	4,608	13,916
*ORBCOMM, Inc.	21,084	49,969
*OSI Systems, Inc.	18,552	364,176
*Overland Storage, Inc.	2,400	1,944
#*Palm, Inc.	38,800	450,468
*PAR Technology Corp.	10,280	56,026
*Parametric Technology Corp.	13,187	196,618
Park Electrochemical Corp.	16,100	361,928
#*ParkerVision, Inc.	2,838	7,861
*PC Connection, Inc.	22,085	129,860
*PC Mall, Inc.	11,700	82,953
*PC-Tel, Inc.	23,419	137,235
*PDF Solutions, Inc.	16,601	58,768
Pegasystems, Inc.	20,882	598,687
*Perceptron, Inc.	3,300	11,121
*Perficient, Inc.	29,328	238,730
*Performance Technologies, Inc.	10,667	29,974
*Pericom Semiconductor Corp.	26,024	244,886
*Perot Systems Corp.	78,776	2,358,553
*Pervasive Software, Inc.	16,262	79,684
*Phoenix Technologies, Ltd.	6,909	16,167
*Photronics, Inc.	43,800	183,084
*Pinnacle Data Systems, Inc.	100	67
*Pixelworks, Inc.	500	1,225
*Planar Systems, Inc.	10,006	22,714
Plantronics, Inc.	41,200	993,332
*PLATO Learning, Inc.	13,544	59,864
*Plexus Corp.	33,917	858,100
*PLX Technology, Inc.	26,368	82,796
*PMC-Sierra, Inc.	71,200	606,624
#*Polycom, Inc.	32,625	700,459
Power Integrations, Inc.	9,999	311,969
*Presstek, Inc.	32,958	56,029
•*Price Communications Liquidation Trust	8,600	1,175
#*Procera Networks, Inc.	2,241	1,188
*Progress Software Corp.	21,782	503,164
*PROS Holdings, Inc.	1,000	8,990
QAD, Inc.	20,426	93,143
*QLogic Corp.	13,000	228,020
Qualstar Corp.	6,493	12,402
*Quest Software, Inc.	39,204	657,451
*QuickLogic Corp.	10,500	22,680
*Radiant Systems, Inc.	24,400	240,096
*RadiSys Corp.	28,904	245,973
*RAE Systems, Inc.	7,500	5,850
*Rainmaker Systems, Inc.	3,513	4,743
#*Rambus, Inc.	7,866	125,856
*Ramtron International Corp.	2,795	4,724
*RealNetworks, Inc.	99,030	353,537

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Red Hat, Inc.	6,300	$162,603
*Relm Wireless Corp.	7,900	21,883
Renaissance Learning, Inc.	8,754	79,486
*RF Micro Devices, Inc.	22,800	90,744
Richardson Electronics, Ltd.	10,500	59,325
*RightNow Technologies, Inc.	9,430	143,902
*Rimage Corp.	10,312	189,741
*Riverbed Technology, Inc.	1,500	30,735
*Rofin-Sinar Technologies, Inc.	18,300	392,535
*Rogers Corp.	14,000	363,300
*Rovi Corp.	110,469	3,043,421
#*Rubicon Technology, Inc.	9,918	149,960
*Rudolph Technologies, Inc.	26,557	168,371
*S1 Corp.	62,365	374,190
*Saba Software, Inc.	17,496	75,058
*Salary.com, Inc.	5,670	15,649
*Sandisk Corp.	90,011	1,843,425
*Sanmina-SCI Corp.	20,853	133,876
*Sapient Corp.	37,102	302,010
*SAVVIS, Inc.	14,267	211,009
*ScanSource, Inc.	19,930	506,023
*Scientific Learning Corp.	2,910	14,696
*SCM Microsystems, Inc.	7,000	17,640
*SeaChange International, Inc.	39,662	268,512
*Seagate Technology LLC	14,000	195,300
*Semitool, Inc.	27,215	192,138
*Semtech Corp.	28,969	448,150
*ShoreTel, Inc.	20,351	133,706
#*Sigma Designs, Inc.	17,059	204,879
*Silicon Graphics International Corp.	25,018	149,107
*Silicon Image, Inc.	62,912	132,744
#*Silicon Laboratories, Inc.	7,100	297,490
*Silicon Storage Technology, Inc.	67,126	136,266
*Simulations Plus, Inc.	1,800	2,574
#*Skyworks Solutions, Inc.	103,599	1,080,538
*Smart Modular Technologies (WWH), Inc.	33,759	137,062
*Smith Micro Software, Inc.	28,580	259,506
Soapstone Networks, Inc.	17,100	10,773
#*Sonic Solutions, Inc.	25,899	125,869
*SonicWALL, Inc.	62,581	496,893
*Soundbite Communications, Inc.	2,109	6,327
*Sourcefire, Inc.	16,342	331,743
*Spark Networks, Inc.	9,135	24,756
*Spectrum Control, Inc.	13,864	117,151
*SRA International, Inc.	37,348	700,648
*SRS Labs, Inc.	14,366	93,235
*Standard Microsystems Corp.	20,324	391,440
*StarTek, Inc.	13,585	78,793
*STEC, Inc.	43,117	919,254
#*Stratasys, Inc.	19,477	307,347
*SuccessFactors, Inc.	8,019	122,611
*Sun Microsystems, Inc.	14,850	121,473
*Super Micro Computer, Inc.	16,565	133,514
*Supertex, Inc.	9,246	224,216
*Support.com, Inc.	45,953	110,287
*Switch & Data Facilities Co., Inc.	7,969	133,321
#*Sybase, Inc.	12,500	494,500
*Sycamore Networks, Inc.	308,358	878,820
*Symantec Corp.	27,910	490,658
*Symmetricom, Inc.	36,060	172,727
*Symyx Technologies, Inc.	27,296	160,228

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Synaptics, Inc.	7,200	$162,000
*Synchronoss Technologies, Inc.	14,447	164,840
*SYNNEX Corp.	35,900	923,707
*Synopsys, Inc.	21,567	474,474
Syntel, Inc.	4,100	146,903
#*Take-Two Interactive Software, Inc.	51,038	559,887
*Taleo Corp. Class A	4,100	89,134
*Tech Data Corp.	57,641	2,215,144
Technitrol, Inc.	25,968	202,291
*TechTarget, Inc.	3,485	21,956
*TechTeam Global, Inc.	11,819	92,543
*Techwell, Inc.	17,003	176,491
*Tekelec	45,094	677,312
*TeleCommunication Systems, Inc.	13,800	123,372
*TeleTech Holdings, Inc.	13,280	237,579
#*Telkonet, Inc.	1,232	431
*Tellabs, Inc.	426,210	2,565,784
*Telular Corp.	8,777	26,068
*Teradata Corp.	4,300	119,884
#*Teradyne, Inc.	55,203	462,049
#*Terremark Worldwide, Inc.	35,780	228,634
Tessco Technologies, Inc.	7,246	122,820
*Tessera Technologies, Inc.	33,184	733,698
Texas Instruments, Inc.	1,649	38,669
TheStreet.com, Inc.	5,896	14,681
#*THQ, Inc.	54,360	284,303
*TIBCO Software, Inc.	105,260	921,025
*Tier Technologies, Inc. Class B	13,924	113,898
*TiVo, Inc.	18,763	204,141
#*TNS, Inc.	5,458	154,243
*Tollgrade Communications, Inc.	10,035	59,708
Total System Services, Inc.	10,649	170,065
*Track Data Corp.	538	2,157
*Transact Technologies, Inc.	5,540	31,412
*Transwitch Corp.	9,862	4,459
*Travelzoo, Inc.	4,020	55,556
*Trident Microsystems, Inc.	19,100	35,908
*Trimble Navigation, Ltd.	6,780	142,177
*Trio-Tech International	400	1,020
*Triquint Semiconductor, Inc.	103,790	559,428
*TSR, Inc.	1,444	3,090
*TTM Technologies, Inc.	39,159	398,247
Tyco Electronics, Ltd.	12,500	265,625
#*Tyler Technologies, Inc.	17,842	339,355
#*Ultimate Software Group, Inc.	3,700	94,387
*Ultra Clean Holdings, Inc.	15,573	85,807
*Ultratech, Inc.	21,400	276,488
*Unica Corp.	18,792	130,792
*Unisys Corp.	840	24,478
United Online, Inc.	64,305	514,440
#*Universal Display Corp.	7,700	87,472
*UTStarcom, Inc.	6,750	12,218
*ValueClick, Inc.	33,700	331,608
*Varian Semiconductor Equipment Associates, Inc.	4,800	136,272
#*Veeco Instruments, Inc.	27,146	661,005
*VeriFone Holdings, Inc.	11,205	149,026
*VeriSign, Inc.	7,900	180,199
#*Vertro, Inc.	12,618	4,541
*Viasat, Inc.	20,026	583,758
*Vicon Industries, Inc.	1,600	10,800
*Video Display Corp.	5,295	25,866

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Virage Logic Corp.	17,471	$103,079
#*VirnetX Holding Corp.	6,100	13,176
*Virtusa Corp.	19,316	173,458
#Visa, Inc.	10,475	793,586
*Vishay Intertechnology, Inc.	264,417	1,647,318
*Vocus, Inc.	4,048	73,269
*Volterra Semiconductor Corp.	13,600	188,360
Wayside Technology Group, Inc.	4,672	35,741
*Web.com Group, Inc.	29,853	210,165
#*WebMD Health Corp.	1,091	37,159
*Websense, Inc.	7,866	126,328
*Western Digital Corp.	9,700	326,696
*Winland Electronics, Inc.	400	298
*Wireless Ronin Technologies, Inc.	1,773	5,815
Wireless Xcessories Group, Inc.	1,600	1,600
*WPCS International, Inc.	2,800	8,456
*Wright Express Corp.	6,400	178,624
#Xerox Corp.	518,918	3,902,263
#Xilinx, Inc.	12,580	273,615
*Yahoo!, Inc.	42,232	671,489
*Zebra Technologies Corp. Class A	6,400	160,000
*ZiLOG, Inc.	7,400	19,980
*Zix Corp.	20,895	38,238
*Zoran Corp.	42,700	378,749
*Zygo Corp.	12,380	85,546

Total Information Technology		168,132,800

Materials — (4.7%)
A. Schulman, Inc.	20,263	351,968
A.M. Castle & Co.	21,400	241,178
*AEP Industries, Inc.	3,434	119,778
Air Products & Chemicals, Inc.	5,600	431,928
Airgas, Inc.	7,100	314,956
AK Steel Holding Corp.	6,783	107,646
#Albemarle Corp.	15,650	494,227
#Alcoa, Inc.	89,986	1,117,626
Allegheny Technologies, Inc.	3,900	120,354
#AMCOL International Corp.	14,400	374,976
*American Pacific Corp.	4,672	33,078
American Vanguard Corp.	15,013	124,608
#AptarGroup, Inc.	13,500	476,685
*Arabian American Development Co.	11,394	29,397
Arch Chemicals, Inc.	19,500	539,955
Ashland, Inc.	53,956	1,863,640
*Balchem Corp.	5,975	164,850
#Ball Corp.	8,100	399,573
Bemis Co., Inc.	21,500	555,345
*Boise, Inc.	39,100	186,898
*Brush Engineered Materials, Inc.	18,800	346,860
*Buckeye Technologies, Inc.	32,777	293,682
*BWAY Holding Co.	15,270	271,348
Cabot Corp.	17,036	373,599
*Calgon Carbon Corp.	20,700	327,888
#Carpenter Technology Corp.	28,500	599,355
Celanese Corp. Class A	2,400	65,880
#*Century Aluminum Co.	42,200	365,874
CF Industries Holdings, Inc.	1,500	124,875
*Clearwater Paper Corp.	1,400	63,378
Cliffs Natural Resources, Inc.	9,484	337,346
#*Coeur d’Alene Mines Corp.	38,715	777,397
Commercial Metals Co.	42,470	630,255

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Compass Minerals International, Inc.	3,600	$224,352
*Continental Materials Corp.	20	220
*Core Molding Technologies, Inc.	3,400	9,554
*Crown Holdings, Inc.	7,500	199,875
Cytec Industries, Inc.	38,430	1,274,723
Deltic Timber Corp.	7,200	306,000
#*Domtar Corp.	10,080	422,251
Dow Chemical Co.	67,944	1,595,325
du Pont (E.I.) de Nemours & Co.	8,400	267,288
#Eagle Materials, Inc.	20,427	507,611
Eastman Chemical Co.	4,700	246,797
*Ferro Corp.	36,500	223,745
*Flotek Industries, Inc.	8,292	13,350
FMC Corp.	4,300	219,730
Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	506,477
Friedman Industries, Inc.	10,403	60,025
*General Moly, Inc.	62,224	136,893
#*Georgia Gulf Corp.	316	4,541
*Graphic Packaging Holding Co.	63,136	144,581
Greif, Inc. Class A	8,800	470,976
#Greif, Inc. Class B	4,900	236,180
H.B. Fuller Co.	41,000	783,510
Hawkins, Inc.	6,343	133,330
*Haynes International, Inc.	6,638	187,988
*Headwaters, Inc.	44,200	182,104
*Hecla Mining Co.	133,700	549,507
*Horsehead Holding Corp.	30,920	294,668
Huntsman Corp.	89,808	713,974
*ICO, Inc.	20,290	77,914
Innophos Holdings, Inc.	15,819	306,098
*Innospec, Inc.	17,800	210,396
International Flavors & Fragrances, Inc.	1,100	41,899
International Paper Co.	281,200	6,273,572
Kaiser Aluminum Corp.	16,500	659,175
*KapStone Paper & Packaging Corp.	23,800	165,172
KMG Chemicals, Inc.	8,675	106,702
Koppers Holdings, Inc.	3,823	99,857
*Kronos Worldwide, Inc.	20,353	272,120
*Landec Corp.	28,448	186,050
*Louisiana-Pacific Corp.	96,785	508,121
*LSB Industries, Inc.	15,544	192,746
Lubrizol Corp.	14,609	972,375
Martin Marietta Materials, Inc.	1,000	83,320
MeadWestavco Corp.	151,161	3,451,006
*Mercer International, Inc.	11,600	24,824
#*Metalline Mining Co.	4,300	2,322
Minerals Technologies, Inc.	16,140	795,056
*Mines Management, Inc.	2,993	7,063
*Mod-Pac Corp.	1,400	4,046
Mosaic Co. (The)	5,700	266,361
Myers Industries, Inc.	27,538	241,508
Nalco Holding Co.	17,300	365,895
Neenah Paper, Inc.	12,100	125,235
NewMarket Corp.	6,600	617,100
Newmont Mining Corp.	12,300	534,558
NL Industries, Inc.	31,013	192,281
*Northern Technologies International Corp.	1,100	8,525
Nucor Corp.	10,100	402,485
#Olin Corp.	32,000	488,640
Olympic Steel, Inc.	8,700	220,110
*OM Group, Inc.	26,600	718,732

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Omnova Solutions, Inc.	14,430	$92,496
*Owens-Illinois, Inc.	4,628	147,541
P.H. Glatfelter Co.	38,920	411,384
Packaging Corp. of America	21,628	395,360
*Pactiv Corp.	10,900	251,681
*Penford Corp.	8,721	51,454
*PolyOne Corp.	85,702	478,217
PPG Industries, Inc.	5,000	282,150
Quaker Chemical Corp.	9,600	197,760
*Ready Mix, Inc.	1,400	4,340
Reliance Steel & Aluminum Co.	33,592	1,225,436
Rock-Tenn Co. Class A	12,179	533,440
#*Rockwood Holdings, Inc.	29,000	576,520
#Royal Gold, Inc.	14,798	653,628
RPM International, Inc.	29,500	519,790
*RTI International Metals, Inc.	19,900	412,129
#Schnitzer Steel Industries, Inc. Class A	10,600	458,344
Schweitzer-Maudoit International, Inc.	15,888	820,615
#Scotts Miracle-Gro Co. Class A (The)	5,700	231,534
Sealed Air Corp.	21,450	412,484
*Senomyx, Inc.	20,144	77,353
Sensient Technologies Corp.	25,400	642,366
#Sigma-Aldrich Corp.	3,257	169,136
Silgan Holdings, Inc.	2,400	129,000
*Solitario Exploration & Royalty Corp.	1,300	2,470
*Solutia, Inc.	13,700	150,700
Sonoco Products Co.	21,800	583,150
*Spartech Corp.	25,174	240,915
#Steel Dynamics, Inc.	25,780	345,194
Stepan Co.	8,024	459,294
#*Stillwater Mining Co.	71,600	443,920
*Synalloy Corp.	9,022	81,559
#Temple-Inland, Inc.	103,700	1,602,165
Terra Industries, Inc.	11,000	349,470
Texas Industries, Inc.	19,476	648,356
*Titanium Metals Corp.	9,226	79,344
*U.S. Concrete, Inc.	21,531	34,665
*U.S. Gold Corp.	99,522	268,709
*United States Lime & Minerals, Inc.	3,604	126,392
#United States Steel Corp.	33,580	1,158,174
*Universal Stainless & Alloy Products, Inc.	5,380	81,184
Valhi, Inc.	7,800	73,242
#Valspar Corp.	74,200	1,882,454
#Vulcan Materials Co.	3,693	169,989
#Walter Energy, Inc.	11,300	661,050
*Wausau Paper Corp.	45,012	394,755
Westlake Chemical Corp.	74,956	1,820,681
#Weyerhaeuser Co.	65,433	2,377,835
#Worthington Industries, Inc.	61,599	680,669
*WR Grace & Co.	6,200	135,718
Zep, Inc.	5,835	99,778
#*Zoltek Cos., Inc.	26,024	231,874

Total Materials		65,521,106

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	3,915	—
•*Softbrands, Inc. Escrow Shares	5,800	—
•*Tripos Escrow Shares	67	6

Total Other		6

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (1.6%)
*AboveNet, Inc.	1,100	$53,240
#Alaska Communications Systems Group, Inc.	10,400	80,912
*Arbinet Corp.	500	1,095
AT&T, Inc.	332,498	8,535,224
Atlantic Tele-Network, Inc.	12,094	554,389
#*Cbeyond, Inc.	5,334	71,209
*Centennial Communications Corp.	30,120	254,815
CenturyTel, Inc.	18,058	586,163
*Cincinnati Bell, Inc.	34,600	106,568
#*Cogent Communications Group, Inc.	14,000	141,820
#Consolidated Communications Holdings, Inc.	23,773	328,543
*Crown Castle International Corp.	17,600	531,872
D&E Communications, Inc.	13,116	146,899
#*FairPoint Communications, Inc.	16,430	1,774
#*FiberTower Corp.	10,600	7,261
Frontier Communications Corp.	13,337	95,626
*General Communications, Inc. Class A	42,291	260,090
*Global Crossing, Ltd.	2,100	23,940
HickoryTech Corp.	9,349	84,234
*IDT Corp. Class B	10,853	42,544
#Iowa Telecommunications Services, Inc.	8,300	97,691
*iPCS, Inc.	4,493	107,248
#*Leap Wireless International, Inc.	29,552	390,677
*Neutral Tandem, Inc.	3,730	78,666
#NTELOS Holdings Corp.	5,139	77,599
*PAETEC Holding Corp.	34,800	112,752
*Premiere Global Services, Inc.	32,404	242,058
#*SBA Communications Corp.	3,000	84,630
*Shenandoah Telecommunications Co.	10,872	181,454
*Sprint Nextel Corp.	362,900	1,074,184
*SureWest Communications	11,242	99,154
*Syniverse Holdings, Inc.	35,670	611,027
Telephone & Data Systems, Inc.	31,224	924,855
Telephone & Data Systems, Inc. Special Shares	34,344	947,894
*tw telecom, inc.	3,700	46,620
*United States Cellular Corp.	9,361	342,706
*USA Mobility, Inc.	23,864	260,118
Verizon Communications, Inc.	159,887	4,731,056
*Virgin Mobile USA, Inc.	200	800
Warwick Valley Telephone Co.	3,125	38,219
Windstream Corp.	28,817	277,796
*Xeta Corp.	4,300	10,642

Total Telecommunication Services		22,646,064

Utilities — (1.2%)
*AES Corp.	50,000	653,500
AGL Resources, Inc.	6,800	237,728
#ALLETE, Inc.	5,100	172,635
Alliant Energy Corp.	700	18,592
American States Water Co.	3,100	102,765
Aqua America, Inc.	5,300	81,885
Artesian Resources Corp.	1,822	29,535
Atmos Energy Corp.	8,282	230,654
Avista Corp.	13,600	257,856
Black Hills Corp.	8,922	217,429
*Cadiz, Inc.	3,366	35,983
California Water Service Group	7,689	281,187
*Calpine Corp.	113,844	1,279,607
CenterPoint Energy, Inc.	1,100	13,860
Central Vermont Public Service Corp.	6,594	127,858
#CH Energy Group, Inc.	6,000	248,460

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Chesapeake Utilities Corp.	2,424	$76,792
#Cleco Corp.	9,000	222,750
#CMS Energy Corp.	19,300	256,690
Connecticut Water Services, Inc.	3,934	87,728
Delta Natural Gas Co., Inc.	929	25,436
DPL, Inc.	4,700	119,098
#*Dynegy, Inc.	228,560	457,120
*El Paso Electric Co.	10,600	198,750
Empire District Electric Co.	8,300	149,898
Energen Corp.	2,500	109,700
Energy, Inc.	876	7,779
*Environmental Power Corp.	2,500	950
Great Plains Energy, Inc.	11,477	198,552
#Hawaiian Electric Industries, Inc.	7,998	142,764
IDACORP, Inc.	8,788	246,855
#Integrys Energy Group, Inc.	6,907	238,982
ITC Holdings Corp.	5,500	244,310
Laclede Group, Inc.	5,586	171,546
Maine & Maritimes Corp.	2,508	90,915
MGE Energy, Inc.	5,519	193,275
Middlesex Water Co.	14,200	218,538
*Mirant Corp.	110,741	1,548,159
National Fuel Gas Co.	2,800	126,952
#New Jersey Resources Corp.	8,913	313,738
#Nicor, Inc.	5,100	189,108
Northeast Utilities, Inc.	5,500	126,775
Northwest Natural Gas Co.	4,700	196,507
NorthWestern Corp.	8,700	210,105
*NRG Energy, Inc.	25,556	587,532
NSTAR	7,800	241,410
NV Energy, Inc.	17,100	195,966
OGE Energy Corp.	5,300	176,066
Oneok, Inc.	900	32,589
#Ormat Technologies, Inc.	9,440	356,832
Pennichuck Corp.	2,449	55,519
Piedmont Natural Gas Co.	5,700	132,696
Pinnacle West Capital Corp.	7,400	231,768
PNM Resources, Inc.	20,600	220,832
Portland General Electric Co.	6,700	124,553
*Public Service Enterprise Group, Inc.	35,300	1,051,940
Questar Corp.	9,200	366,528
RGC Resources, Inc.	200	5,640
*RRI Energy, Inc.	235,754	1,242,424
SJW Corp.	14,400	313,488
South Jersey Industries, Inc.	5,200	183,508
Southwest Gas Corp.	6,900	172,431
Southwest Water Co.	5,681	31,643
#TECO Energy, Inc.	16,300	233,742
UGI Corp.	9,400	224,472
UIL Holdings Corp.	6,166	158,343
Unisource Energy Corp.	7,400	213,712
Unitil Corp.	6,701	138,644
Vectren Corp.	7,293	164,384
Westar Energy, Inc.	9,300	178,095
WGL Holdings, Inc.	6,200	204,972
York Water Co.	3,220	45,048

Total Utilities		17,444,083

TOTAL COMMON STOCKS		1,172,821,343

RIGHTS/WARRANTS — (0.0%)
•*Avalon Contingent Value Rights	6,200	920

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
•*DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	$—
•*Enterprise Bancorp, Inc. Rights 11/19/09	4,510	—
*Valley National Bancorp Warrants 06/30/15	106	238
•*Waccamaw Bankshares, Inc. Rights 11/20/09	26	—

TOTAL RIGHTS/WARRANTS		1,158

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	10,352,638	10,352,638

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.2%)
§@DFA Short Term Investment Fund LP	210,532,503	210,532,503
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,961,824 FHLMC 5.793%(r), 01/01/37, valued at $1,102,073) to be repurchased at $1,069,980	$1,070	1,069,973

TOTAL SECURITIES LENDING COLLATERAL		211,602,476

TOTAL INVESTMENTS — (100.0%) (Cost $1,626,855,214)		$1,394,777,615

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (87.0%)
Consumer Discretionary — (12.9%)
*99 Cents Only Stores	37,689	$428,524
#Aaron’s, Inc.	19,100	478,455
Aaron’s, Inc. Class A	576	11,215
#Abercrombie & Fitch Co.	10,299	338,013
*AC Moore Arts & Crafts, Inc.	5,700	27,246
Acme United Corp.	500	4,200
Advance Auto Parts, Inc.	2,100	78,246
#*Aeropostale, Inc.	10,800	405,324
*AFC Enterprises, Inc.	6,625	53,199
*AH Belo Corp.	4,400	18,040
*Aldila, Inc.	1,300	3,848
*Alloy, Inc.	6,488	42,691
*Amazon.com, Inc.	13,700	1,627,697
Ambassadors Group, Inc.	6,999	88,957
Amcon Distributing Co.	100	6,300
*American Apparel, Inc.	32,500	99,775
#*American Axle & Manufacturing Holdings, Inc.	17,090	102,369
American Eagle Outfitters, Inc.	84,350	1,475,281
*America’s Car-Mart, Inc.	5,500	114,015
*Amerigon, Inc.	7,600	48,868
Ameristar Casinos, Inc.	23,896	351,749
*AnnTaylor Stores Corp.	26,400	342,408
#*Apollo Group, Inc. Class A	5,000	285,500
#Arbitron, Inc.	6,900	149,592
#*Arctic Cat, Inc.	6,587	39,127
Ark Restaurants Corp.	1,196	14,926
#*ArvinMeritor, Inc.	41,800	326,458
*Asbury Automotive Group, Inc.	7,800	75,972
*Ascent Media Corp.	2,235	51,830
*Atrinsic, Inc.	1,234	1,222
*Audiovox Corp. Class A	6,250	40,375
#*AutoNation, Inc.	110,024	1,896,814
*Autozone, Inc.	2,500	338,275
*Ballantyne Strong, Inc.	5,811	19,757
*Bally Technologies, Inc.	7,700	303,303
#Barnes & Noble, Inc.	33,100	549,791
*Bassett Furniture Industries, Inc.	1,508	5,821
*Beasley Broadcast Group, Inc.	300	1,023
#*Beazer Homes USA, Inc.	16,300	71,557
bebe stores, inc	36,083	225,880
*Bed Bath & Beyond, Inc.	30,200	1,063,342
Belo Corp.	35,921	168,829
*Benihana, Inc.	253	1,553
*Benihana, Inc. Class A	1,100	5,324
#Best Buy Co., Inc.	14,542	555,214
Big 5 Sporting Goods Corp.	10,156	149,801
*Big Lots, Inc.	30,994	776,400
#*BJ’s Restaurants, Inc.	14,900	237,804
Black & Decker Corp.	15,345	724,591
#*Blockbuster, Inc. Class A	10,000	8,300
#*Blue Nile, Inc.	2,800	168,140
*Bluegreen Corp.	9,697	27,830
Blyth, Inc.	4,125	146,149
Bob Evans Farms, Inc.	11,521	302,657
#*Bon-Ton Stores, Inc. (The)	6,200	57,350
Books-A-Million, Inc.	6,719	58,187
*Borders Group, Inc.	30,368	58,914
#BorgWarner, Inc.	26,265	796,355

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Bowl America, Inc. Class A	1,280	$15,936
*Boyd Gaming Corp.	37,850	278,576
Brinker International, Inc.	18,131	229,176
*Brink’s Home Security Holdings, Inc.	16,400	508,072
#*Brookfield Homes Corp.	12,100	68,123
Brown Shoe Co., Inc.	18,700	193,919
*Brunswick Corp.	66,700	632,316
Buckle, Inc.	19,100	573,191
#*Buffalo Wild Wings, Inc.	6,955	285,225
*Build-A-Bear-Workshop, Inc.	7,200	37,296
Burger King Holdings, Inc.	8,950	153,582
#*Cabela’s, Inc.	29,500	370,815
Cablevision Systems Corp.	14,922	342,609
*Cache, Inc.	1,900	9,139
#*California Pizza Kitchen, Inc.	12,500	162,375
#Callaway Golf Co.	37,000	253,080
*Canterbury Park Holding Corp.	100	701
#*Capella Education Co.	2,810	193,609
#*Career Education Corp.	31,858	663,921
*Caribou Coffee Co., Inc.	8,497	69,590
#*CarMax, Inc.	92,100	1,811,607
*Carmike Cinemas, Inc.	4,400	43,252
Carnival Corp.	112,200	3,267,264
*Carriage Services, Inc.	4,124	15,671
*Carrols Restaurant Group, Inc.	3,600	23,364
*Carter’s, Inc.	17,600	415,360
*Casual Male Retail Group, Inc.	10,962	27,515
Cato Corp. Class A	13,800	271,998
*Cavco Industries, Inc.	3,287	99,925
CBS Corp.	1,600	18,880
CBS Corp. Class B	161,257	1,897,995
*CEC Entertainment, Inc.	7,100	207,391
#*Champion Enterprises, Inc.	200	48
#*Charming Shoppes, Inc.	53,008	240,126
#*Cheesecake Factory, Inc.	26,454	480,934
Cherokee, Inc.	1,556	29,455
*Chico’s FAS, Inc.	67,310	804,354
#*Children’s Place Retail Stores, Inc. (The)	15,571	489,708
*Chipotle Mexican Grill, Inc.	3,400	277,066
*Chipotle Mexican Grill, Inc. Class B	3,500	279,685
#Choice Hotels International, Inc.	11,200	333,984
Christopher & Banks Corp.	15,190	92,507
*Churchill Downs, Inc.	5,478	171,900
Cinemark Holdings, Inc.	57,190	662,832
#*Citi Trends, Inc.	7,600	200,108
CKE Restaurants, Inc.	20,800	182,000
*CKX, Inc.	16,559	105,978
*Clear Channel Outdoor Holdings, Inc.	17,824	121,560
Coach, Inc.	15,500	511,035
*Coinstar, Inc.	13,983	443,820
*Coldwater Creek, Inc.	39,300	225,975
#*Collective Brands, Inc.	32,100	595,455
*Collectors Universe, Inc.	767	5,737
Columbia Sportswear Co.	18,894	718,917
Comcast Corp. Class A	346,719	5,027,426
Comcast Corp. Special Class A	154,874	2,171,333
#*Conn’s, Inc.	9,881	62,349
#Cooper Tire & Rubber Co.	20,900	318,934
*Core-Mark Holding Co., Inc.	4,902	134,168
#*Corinthian Colleges, Inc.	21,000	333,060
CPI Corp.	1,500	17,040

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Cracker Barrel Old Country Store, Inc.	4,005	$132,766
*CROCS, Inc.	36,500	221,920
#*Crown Media Holdings, Inc.	19,413	29,896
CSS Industries, Inc.	200	4,060
*CTM Media Holdings, Inc. Class B	300	225
*Culp, Inc.	2,086	12,036
*Cybex International, Inc.	3,598	4,929
#D.R. Horton, Inc.	183,100	2,006,776
*Dana Holding Corp.	14,800	83,768
Darden Restaurants, Inc.	27,300	827,463
#*Deckers Outdoor Corp.	2,279	204,358
*dELiA*s, Inc.	7,169	15,198
*Delta Apparel, Inc.	6,071	53,668
*Destination Maternity Corp.	2,300	46,115
DeVry, Inc.	4,900	270,921
#*Dick’s Sporting Goods, Inc.	30,542	692,998
#Dillard’s, Inc.	28,600	389,532
*DineEquity, Inc.	6,200	131,192
#*DIRECTV Group, Inc. (The)	43,400	1,141,420
#*Discovery Communications, Inc. (25470F104)	48,650	1,337,875
#*Discovery Communications, Inc. (25470F203)	50	1,372
*Discovery Communications, Inc. (25470F302)	48,579	1,166,868
*DISH Network Corp.	6,100	106,140
Disney (Walt) Co.	340,594	9,322,058
*Dixie Group, Inc.	1,338	3,880
*Dolan Media Co.	11,000	131,340
#*Dollar Tree, Inc.	10,200	460,326
*Domino’s Pizza, Inc.	16,000	117,440
*Dorman Products, Inc.	7,032	102,808
Dover Downs Gaming & Entertainment, Inc.	10,112	48,032
*DreamWorks Animation SKG, Inc.	22,745	727,840
#*Dress Barn, Inc. (The)	33,400	602,870
*Drew Industries, Inc.	12,400	237,336
*Drugstore.com, Inc.	45,624	126,378
#*DSW, Inc.	9,400	180,480
#Eastman Kodak Co.	143,905	539,644
*Einstein Noah Restaurant Group, Inc.	4,184	54,476
*Empire Resorts, Inc.	7,700	20,790
*Enova Systems, Inc.	700	896
*Entercom Communications Corp.	11,501	81,427
*Entravision Communications Corp.	3,200	6,720
Ethan Allen Interiors, Inc.	10,440	130,082
*EW Scripps Co.	16,100	102,396
*Exide Technologies	32,300	197,676
Family Dollar Stores, Inc.	1,000	28,300
*Famous Dave’s of America, Inc.	3,100	19,034
*Federal Mogul Corp.	9,733	108,523
*FGX International Holdings, Ltd.	3,800	50,122
Finish Line, Inc. Class A	22,300	226,122
*Fisher Communications, Inc.	4,242	82,677
Flexsteel Industries, Inc.	1,100	8,877
Foot Locker, Inc.	93,600	980,928
*Ford Motor Co.	59,100	413,700
Fortune Brands, Inc.	49,294	1,920,001
FortuNet, Inc.	1,500	2,040
*Fossil, Inc.	37,684	1,007,293
*Franklin Electronic Publishers, Inc.	1,100	2,706
*Frederick’s of Hollywood Group, Inc.	1,753	2,069
Fred’s, Inc.	22,600	267,584
Frisch’s Restaurants, Inc.	2,647	62,072
*Fuel Systems Solutions, Inc.	5,800	189,892

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Full House Resorts, Inc.	100	$240
*Furniture Brands International, Inc.	22,384	95,132
*Gaiam, Inc.	6,000	39,180
#*GameStop Corp. Class A	39,500	959,455
*Gaming Partners International Corp.	2,830	12,763
*Gander Mountain Co.	7,147	35,664
Gannett Co., Inc.	78,296	768,867
Gap, Inc.	52,600	1,122,484
#*Garmin, Ltd.	19,988	604,837
#*Gaylord Entertainment Co.	16,600	249,498
*Genesco, Inc.	7,600	198,132
Gentex Corp.	47,225	756,072
#Genuine Parts Co.	21,700	759,283
*G-III Apparel Group, Ltd.	7,200	115,272
*Global Traffic Network, Inc.	631	2,739
*Golfsmith International Holdings, Inc.	300	531
*Goodyear Tire & Rubber Co.	15,400	198,352
*Gray Television, Inc.	8,900	15,575
*Gray Television, Inc. Class A	2,300	4,163
*Great Wolf Resorts, Inc.	5,753	19,215
*Group 1 Automotive, Inc.	9,900	251,658
Guess?, Inc.	3,600	131,580
*Gymboree Corp.	12,400	527,868
H&R Block, Inc.	14,000	256,760
*Hallwood Group, Inc.	200	5,320
#*Hanesbrands, Inc.	10,200	220,524
#Harley-Davidson, Inc.	50,700	1,263,444
*Harman International Industries, Inc.	24,801	932,766
Harte-Hanks, Inc.	27,397	321,641
Hasbro, Inc.	9,570	260,974
*Haverty Furniture Cos., Inc.	10,420	126,186
*Haverty Furniture Cos., Inc. Class A	500	6,135
*Hawk Corp.	4,000	55,680
*Heelys, Inc.	7,843	17,411
*Helen of Troy, Ltd.	13,100	299,204
#*hhgregg, Inc.	2,100	34,629
#*Hibbett Sporting Goods, Inc.	9,600	179,904
Hillenbrand, Inc.	17,100	341,658
*Hollywood Media Corp.	5,100	7,650
#Home Depot, Inc.	105,470	2,646,242
Hooker Furniture Corp.	3,979	50,971
*Hot Topic, Inc.	23,000	177,100
#*Hovnanian Enterprises, Inc.	17,900	69,989
*HSN, Inc.	21,860	326,588
*Iconix Brand Group, Inc.	30,620	357,029
Interactive Data Corp.	18,565	488,260
International Game Technology	17,705	315,857
International Speedway Corp.	12,100	308,671
#*Interpublic Group of Cos., Inc.	154,698	931,282
*Interstate Hotels & Resorts, Inc.	6,500	7,475
*Interval Leisure Group, Inc.	19,853	221,559
*iRobot Corp.	10,910	145,867
*Isle of Capri Casinos, Inc.	14,100	109,275
*ITT Educational Services, Inc.	2,600	234,910
*J. Alexander’s Corp.	5,096	21,607
#*J. Crew Group, Inc.	1,600	65,248
#J.C. Penney Co., Inc.	90,573	3,000,683
*Jack in the Box, Inc.	16,700	313,292
*Jackson Hewitt Tax Service, Inc.	13,900	68,249
*JAKKS Pacific, Inc.	4,300	61,189
Jarden Corp.	37,340	1,022,743

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Jo-Ann Stores, Inc.	14,300	$380,666
Johnson Controls, Inc.	97,400	2,329,808
*Johnson Outdoors, Inc.	300	2,625
Jones Apparel Group, Inc.	37,887	677,798
*Jos. A. Bank Clothiers, Inc.	8,800	360,624
*Journal Communications, Inc.	14,400	51,264
*K12, Inc.	6,600	105,864
KB Home	42,500	602,650
*Kenneth Cole Productions, Inc. Class A	4,200	39,942
*Kid Brands, Inc.	17,790	88,416
*Kirkland’s, Inc.	1,900	23,902
*Knology, Inc.	14,300	143,715
*Kohl’s Corp.	38,000	2,174,360
*Kona Grill, Inc.	280	837
*Krispy Kreme Doughnuts, Inc.	30,000	101,700
KSW, Inc.	98	337
*K-Swiss, Inc. Class A	16,800	137,088
Lacrosse Footwear, Inc.	2,179	25,581
*Lakeland Industries, Inc.	1,036	7,625
*Lakes Entertainment, Inc.	5,885	14,477
#*Lamar Advertising Co.	33,352	810,454
#*Las Vegas Sands Corp.	112,471	1,697,187
•*Lazare Kaplan International, Inc.	995	2,488
*La-Z-Boy, Inc.	24,400	173,240
*Leapfrog Enterprises, Inc.	15,900	52,470
*Learning Tree International, Inc.	5,082	55,292
*Lee Enterprises, Inc.	9,500	28,975
#Leggett & Platt, Inc.	86,310	1,668,372
Lennar Corp. Class A	58,623	738,650
Lennar Corp. Class B	6,738	65,156
#*Liberty Global, Inc. Class A	52,800	1,083,984
#*Liberty Global, Inc. Series C	45,685	940,197
*Liberty Media Corp. Capital Class A	51,949	1,074,825
*Liberty Media Corp. Entertainment Class A	118,270	3,645,081
*Liberty Media Corp. Entertainment Class B	358	11,406
*Liberty Media Corp. Interactive Class A	173,161	1,963,646
*Liberty Media Corp. Interactive Class B	1,100	12,441
#*Life Time Fitness, Inc.	16,200	349,110
*Lifetime Brands, Inc.	1,411	8,565
#Limited Brands, Inc.	77,520	1,364,352
*LIN TV Corp.	6,240	24,461
*Lincoln Educational Services Corp.	10,105	200,281
*Lithia Motors, Inc.	5,500	45,870
*Live Nation, Inc.	35,300	235,098
#*Liz Claiborne, Inc.	40,040	229,830
*LKQ Corp.	73,300	1,265,891
*LodgeNet Interactive Corp.	7,200	34,920
*Lodgian, Inc.	3,788	6,667
Lowe’s Cos., Inc.	167,907	3,285,940
*Luby’s, Inc.	14,100	50,337
#*Lumber Liquidators, Inc.	4,100	87,125
*M/I Homes, Inc.	10,772	120,323
*Mac-Gray Corp.	4,308	35,024
Macy’s, Inc.	138,411	2,431,881
*Maidenform Brands, Inc.	11,335	159,597
Marcus Corp.	11,500	134,550
*Marine Products Corp.	13,936	67,590
*MarineMax, Inc.	9,749	66,391
#Marriott International, Inc. Class A	20,824	521,849
#*Martha Stewart Living Omnimedia, Inc.	12,300	63,714
*Marvel Entertainment, Inc.	8,300	414,751

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Mattel, Inc.	64,382	$1,218,751
Matthews International Corp. Class A	6,030	221,482
*MAXXAM, Inc.	300	2,955
#*McClatchy Co. (The)	18,800	53,016
*McCormick & Schmick’s Seafood Restaurants, Inc.	4,715	28,384
McDonald’s Corp.	29,579	1,733,625
McGraw-Hill Cos., Inc.	12,300	353,994
MDC Holdings, Inc.	19,100	623,042
*Media General, Inc.	8,900	73,781
*Mediacom Communications Corp.	11,835	56,571
Men’s Wearhouse, Inc. (The)	20,895	484,137
Meredith Corp.	18,700	506,022
*Meritage Homes Corp.	13,200	240,768
#*MGM Mirage	69,281	642,235
*Midas, Inc.	2,446	19,715
*Modine Manufacturing Co.	17,666	181,960
#*Mohawk Industries, Inc.	27,600	1,182,108
*Monarch Casino & Resort, Inc.	7,000	48,580
Monro Muffler Brake, Inc.	11,762	364,504
*Morgans Hotel Group Co.	9,700	32,204
#*Morningstar, Inc.	1,900	96,938
*Morton’s Restaurant Group, Inc.	5,000	18,700
*Motorcar Parts of America, Inc.	300	1,590
*Movado Group, Inc.	9,455	99,088
*MTR Gaming Group, Inc.	6,900	14,973
*Multimedia Games, Inc.	18,101	88,876
*Nathan’s Famous, Inc.	2,186	31,697
National CineMedia, Inc.	11,794	188,704
National Presto Industries, Inc.	3,391	294,780
*Nautilus, Inc.	900	1,611
*Navarre Corp.	10,700	24,717
#*Netflix, Inc.	9,300	497,085
*New Frontier Media, Inc.	500	970
*New York & Co., Inc.	25,515	112,266
#*New York Times Co. Class A (The)	77,800	620,066
#Newell Rubbermaid, Inc.	69,175	1,003,729
News Corp. Class A	318,443	3,668,463
#News Corp. Class B	123,520	1,679,872
NIKE, Inc. Class B	16,550	1,029,079
*Nobility Homes, Inc.	1,152	11,232
#Nordstrom, Inc.	15,830	503,077
Nutri/System, Inc.	7,167	154,234
#*NVR, Inc.	1,800	1,192,086
*O’Charleys, Inc.	8,740	61,267
*Office Depot, Inc.	126,443	764,980
*OfficeMax, Inc.	27,450	313,754
Omnicom Group, Inc.	16,400	562,192
#*O’Reilly Automotive, Inc.	32,730	1,220,174
#*Orient-Express Hotels, Ltd.	16,800	144,480
*Orleans Homebuilders, Inc.	3,100	6,758
*Outdoor Channel Holdings, Inc.	12,753	88,251
#*Overstock.com, Inc.	7,047	98,658
Oxford Industries, Inc.	5,400	104,490
*P.F. Chang’s China Bistro, Inc.	12,900	376,551
*Pacific Sunwear of California, Inc.	32,500	196,300
*Palm Harbor Homes, Inc.	11,087	24,502
*Panera Bread Co.	4,600	275,908
*Papa John’s International, Inc.	6,566	147,735
#*Peet’s Coffee & Tea, Inc.	7,000	238,000
*Penn National Gaming, Inc.	46,500	1,168,545
#*Penske Automotive Group, Inc.	36,038	564,355

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Pep Boys - Manny, Moe & Jack (The)	26,200	$229,774
*Perry Ellis International, Inc.	6,500	88,855
PetMed Express, Inc.	5,800	91,002
PetSmart, Inc.	15,192	357,468
Phillips-Van Heusen Corp.	28,932	1,161,620
*Pier 1 Imports, Inc.	38,700	136,224
*Pinnacle Entertainment, Inc.	5,700	48,165
*Playboy Enterprises, Inc. Class B	9,850	30,240
Polaris Industries, Inc.	5,400	227,178
#Polo Ralph Lauren Corp.	12,028	895,124
Pool Corp.	20,278	397,043
#*Pre-Paid Legal Services, Inc.	3,800	150,252
#*Priceline.com, Inc.	3,200	504,928
Primedia, Inc.	11,400	28,614
*Princeton Review, Inc.	13,859	63,474
#*Pulte Homes, Inc.	160,388	1,445,096
*Quiksilver, Inc.	50,900	101,291
*RadioShack Corp.	47,400	800,586
#*Raser Technologies, Inc.	13,800	16,284
*RC2 Corp.	8,492	110,906
*RCN Corp.	16,542	137,960
*Reading International, Inc. Class A	4,671	18,497
*Red Lion Hotels Corp.	2,500	11,925
*Red Robin Gourmet Burgers, Inc.	6,299	105,256
Regal Entertainment Group	23,700	298,857
#Regis Corp.	20,000	324,800
*Rent-A-Center, Inc.	40,650	746,334
*Rentrak Corp.	3,869	59,467
*Retail Ventures, Inc.	19,000	121,790
*Rex Stores Corp.	7,200	88,920
RG Barry Corp.	7,961	68,146
*Rick’s Cabaret International, Inc.	2,200	16,082
#*Rocky Brands, Inc.	3,035	25,221
Ross Stores, Inc.	10,200	448,902
#*Royal Caribbean Cruises, Ltd.	68,406	1,383,853
*Rubio’s Restaurants, Inc.	3,681	26,834
*Ruby Tuesday, Inc.	25,883	172,381
*Ruth’s Hospitality Group, Inc.	6,800	21,148
Ryland Group, Inc.	17,069	316,630
*Saga Communications, Inc.	1,129	14,395
*Saks, Inc.	46,900	263,109
*Salem Communications Corp.	700	2,149
*Sally Beauty Holdings, Inc.	31,500	212,625
Scholastic Corp.	200	4,974
*Scientific Games Corp.	32,390	455,727
Scripps Networks Interactive, Inc.	4,948	186,836
#*Sealy Corp.	30,968	89,807
#*Sears Holdings Corp.	40,650	2,758,509
*Select Comfort Corp.	14,900	81,503
Service Corp. International	155,900	1,071,033
Sherwin-Williams Co.	7,900	450,616
*Shiloh Industries, Inc.	4,053	18,238
*Shoe Carnival, Inc.	5,698	85,527
*Shuffle Master, Inc.	23,497	183,512
*Shutterfly, Inc.	11,011	155,255
*Signet Jewelers, Ltd. ADR	6,592	166,184
*Sinclair Broadcast Group, Inc. Class A	10,056	39,621
*Skechers U.S.A., Inc. Class A	21,000	458,220
Skyline Corp.	4,100	71,709
*Smith & Wesson Holding Corp.	8,700	37,149
Snap-On, Inc.	34,800	1,271,244

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sonic Automotive, Inc.	21,400	$191,316
*Sonic Corp.	16,073	150,283
#Sotheby’s Class A	30,000	475,800
Spartan Motors, Inc.	13,181	65,773
Speedway Motorsports, Inc.	18,593	251,749
*Sport Chalet, Inc. Class A	100	167
Sport Supply Group, Inc.	6,127	63,231
Stage Stores, Inc.	9,000	106,200
*Stamps.com, Inc.	6,600	66,264
*Standard Motor Products, Inc.	6,685	55,887
*Standard Pacific Corp.	46,251	138,753
*Stanley Furniture, Inc.	4,300	33,798
#Stanley Works (The)	21,000	949,830
#Staples, Inc.	34,855	756,354
*Starbucks Corp.	36,500	692,770
#Starwood Hotels & Resorts Worldwide, Inc.	36,500	1,060,690
*Steak n Shake Co. (The)	16,000	186,400
*Stein Mart, Inc.	18,746	178,087
*Steiner Leisure, Ltd.	3,100	114,576
*Steinway Musical Instruments, Inc.	4,055	47,525
*Steven Madden, Ltd.	9,606	389,043
Stewart Enterprises, Inc.	38,700	177,246
*Stoneridge, Inc.	10,203	74,992
*Strattec Security Corp.	400	5,600
#Strayer Education, Inc.	970	196,881
#Sturm Ruger & Co., Inc.	9,200	97,704
Superior Industries International, Inc.	10,360	137,581
*Syms Corp.	1,205	8,471
*Systemax, Inc.	14,841	200,057
*Talbots, Inc.	17,200	156,004
*Tandy Brands Accessories, Inc.	387	1,529
*Tandy Leather Factory, Inc.	389	1,280
Target Corp.	52,779	2,556,087
*Tempur-Pedic International, Inc.	17,967	348,021
*Tenneco, Inc.	14,300	194,766
#*Texas Roadhouse, Inc.	27,498	260,406
Thor Industries, Inc.	23,500	616,170
*Ticketmaster Entertainment, Inc.	5,260	50,759
#Tiffany & Co.	31,420	1,234,492
#*Timberland Co. Class A	26,400	427,152
Time Warner Cable, Inc.	88,298	3,482,473
Time Warner, Inc.	177,057	5,332,957
TJX Cos., Inc. (The)	14,000	522,900
#*Toll Brothers, Inc.	49,400	855,608
*Town Sports International Holdings, Inc.	3,100	9,207
*Tractor Supply Co.	12,400	554,280
*Trans World Entertainment Corp.	800	1,104
*True Religion Apparel, Inc.	8,780	226,261
*TRW Automotive Holdings Corp.	47,343	740,918
*Tuesday Morning Corp.	18,100	58,463
Tupperware Corp.	6,090	274,172
*Tween Brands, Inc.	4,200	35,616
*Ulta Salon Cosmetics & Fragrance, Inc.	21,300	322,482
#*Under Armour, Inc. Class A	7,100	190,635
*Unifi, Inc.	35,389	98,381
UniFirst Corp.	9,100	383,110
*Universal Electronics, Inc.	7,656	157,714
*Universal Technical Institute, Inc.	6,800	122,332
#*Urban Outfitters, Inc.	6,400	200,832
*US Auto Parts Network, Inc.	11,001	58,855
V.F. Corp.	28,100	1,996,224

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Vail Resorts, Inc.	12,236	$421,408
*Valassis Communications, Inc.	19,900	362,777
Value Line, Inc.	353	10,858
*ValueVision Media, Inc.	10,080	31,954
*VCG Holding Corp.	1,084	2,038
#*Viacom, Inc. Class A	3,742	109,192
*Viacom, Inc. Class B	46,500	1,282,935
*Volcom, Inc.	10,169	168,907
WABCO Holdings, Inc.	21,470	509,268
*Warnaco Group, Inc.	18,802	762,045
*Warner Music Group Corp.	27,200	156,672
Washington Post Co.	1,062	458,784
Weight Watchers International, Inc.	9,671	256,378
Wendy’s/Arby’s Group, Inc.	40,891	161,519
*West Marine, Inc.	9,705	73,952
*Wet Seal, Inc. (The)	39,888	127,243
Weyco Group, Inc.	3,522	78,541
Whirlpool Corp.	28,600	2,047,474
Wiley (John) & Sons, Inc. Class A	18,500	651,570
#Wiley (John) & Sons, Inc. Class B	1,385	49,168
*Williams Controls, Inc.	700	5,852
Williams-Sonoma, Inc.	43,368	814,451
*Winnebago Industries, Inc.	12,800	147,200
*WMS Industries, Inc.	13,100	523,738
Wolverine World Wide, Inc.	14,900	381,142
World Wrestling Entertainment, Inc.	10,700	142,096
*WPT Enterprises, Inc.	2,818	3,128
Wyndham Worldwide Corp.	81,926	1,396,838
#*Wynn Resorts, Ltd.	8,301	450,080
Yum! Brands, Inc.	14,535	478,928
*Zale Corp.	7,300	34,529
#*Zumiez, Inc.	15,600	210,132

Total Consumer Discretionary		211,886,124

Consumer Staples — (5.9%)
Alberto-Culver Co.	41,600	1,115,712
Alico, Inc.	2,387	69,414
#*Alliance One International, Inc.	46,772	206,265
Altria Group, Inc.	66,254	1,199,860
*American Italian Pasta Co.	5,130	139,382
Andersons, Inc. (The)	8,300	257,549
Archer-Daniels-Midland Co.	114,684	3,454,282
Arden Group, Inc. Class A	101	11,390
Avon Products, Inc.	12,667	405,977
B&G Foods, Inc.	18,700	146,047
*Bare Escentuals, Inc.	12,900	162,927
#*BJ’s Wholesale Club, Inc.	20,900	732,127
*Boston Beer Co., Inc. Class A	5,800	220,400
Brown-Forman Corp. Class A	1,000	51,190
#Brown-Forman Corp. Class B	4,175	203,782
Bunge, Ltd.	21,000	1,198,260
*Calavo Growers, Inc.	6,831	121,933
Cal-Maine Foods, Inc.	9,861	267,726
Campbell Soup Co.	10,800	342,900
Casey’s General Stores, Inc.	21,400	674,742
CCA Industries, Inc.	1,128	5,121
*Central European Distribution Corp.	25,540	794,549
*Central Garden & Pet Co.	10,091	100,103
*Central Garden & Pet Co. Class A	16,674	157,736
*Chattem, Inc.	3,249	205,889
*Chiquita Brands International, Inc.	33,877	548,469

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Church & Dwight Co., Inc.	10,600	$602,928
Clorox Co.	6,200	367,226
Coca-Cola Bottling Co.	3,200	143,712
Coca-Cola Co.	69,082	3,682,761
Coca-Cola Enterprises, Inc.	128,600	2,452,402
Colgate-Palmolive Co.	15,800	1,242,354
ConAgra, Inc.	78,100	1,640,100
*Constellation Brands, Inc. Class A	53,840	851,749
*Constellation Brands, Inc. Class B	1,843	29,580
Corn Products International, Inc.	33,077	932,110
Costco Wholesale Corp.	22,633	1,286,686
*Craft Brewers Alliance, Inc.	1,492	4,939
CVS Caremark Corp.	246,749	8,710,240
*Darling International, Inc.	36,700	255,065
#*Dean Foods Co.	55,700	1,015,411
Del Monte Foods Co.	126,115	1,362,042
Diamond Foods, Inc.	6,161	185,754
*Dr Pepper Snapple Group, Inc.	87,400	2,382,524
*Elizabeth Arden, Inc.	17,575	187,174
*Energizer Holdings, Inc.	19,800	1,205,226
Estee Lauder Cos., Inc.	8,600	365,500
Farmer Brothers Co.	7,613	143,886
Flowers Foods, Inc.	8,400	196,224
*Fresh Del Monte Produce, Inc.	19,419	421,586
General Mills, Inc.	15,530	1,023,738
Golden Enterprises, Inc.	900	3,258
#*Great Atlantic & Pacific Tea Co.	16,100	159,551
*Green Mountain Coffee, Inc.	13,920	926,376
Griffin Land & Nurseries, Inc. Class A	1,766	52,433
H.J. Heinz Co.	10,400	418,496
*Hain Celestial Group, Inc.	22,600	396,404
#*Hansen Natural Corp.	9,400	339,810
Hershey Co. (The)	5,300	200,287
Hormel Foods Corp.	24,300	885,978
*HQ Sustainable Maritime Industries, Inc.	4,720	35,730
Imperial Sugar Co.	7,500	93,675
Ingles Markets, Inc.	5,146	79,145
Inter Parfums, Inc.	12,121	148,846
J & J Snack Foods Corp.	9,500	372,115
J.M. Smucker Co.	31,719	1,672,543
Kellogg Co.	12,400	639,096
Kimberly-Clark Corp.	14,546	889,633
Kraft Foods, Inc.	258,941	7,126,056
Kroger Co. (The)	32,600	754,038
Lancaster Colony Corp.	11,300	548,954
#Lance, Inc.	14,291	344,699
*Lifeway Foods, Inc.	1,900	22,876
Lorillard, Inc.	5,500	427,460
Mannatech, Inc.	7,930	26,962
McCormick & Co., Inc.	8,600	301,086
*Medifast, Inc.	6,205	136,634
*MGP Ingredients, Inc.	3,269	14,187
Molson Coors Brewing Co.	31,200	1,527,864
Molson Coors Brewing Co. Class A	100	4,854
*Monterey Pasta Co.	400	1,072
Nash-Finch Co.	6,200	179,676
*National Beverage Corp.	16,257	178,014
*Natural Alternatives International, Inc.	2,465	18,586
*NBTY, Inc.	30,100	1,095,941
Nu Skin Enterprises, Inc. Class A	25,400	578,104
*Nutraceutical International Corp.	5,931	64,529

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Oil-Dri Corp. of America	3,793	$57,995
*Omega Protein Corp.	4,497	18,708
*Orchids Paper Products Co.	1,900	34,010
*Overhill Farms, Inc.	3,762	20,541
*Pantry, Inc.	14,407	203,283
*Parlux Fragrances, Inc.	2,671	5,155
Pepsi Bottling Group, Inc.	27,600	1,033,344
PepsiAmericas, Inc.	38,400	1,122,816
PepsiCo, Inc.	42,792	2,591,056
Philip Morris International, Inc.	63,174	2,991,921
*Physicians Formula Holdings, Inc.	3,651	7,996
#*Pilgrim’s Pride Corp.	8,000	50,400
*Prestige Brands Holdings, Inc.	25,517	172,495
PriceSmart, Inc.	12,317	237,718
Procter & Gamble Co.	126,580	7,341,640
*Ralcorp Holdings, Inc.	4,400	236,280
*Reddy Ice Holdings, Inc.	6,809	26,896
Reliv’ International, Inc.	2,518	7,881
*Revlon, Inc.	12,622	106,403
Reynolds American, Inc.	34,100	1,653,168
Rocky Mountain Chocolate Factory, Inc.	4,490	38,255
Ruddick Corp.	20,353	543,832
Safeway, Inc.	72,491	1,618,724
#Sanderson Farms, Inc.	10,825	396,087
*Sanfilippo (John B.) & Son, Inc.	2,000	27,440
Sara Lee Corp.	58,800	663,852
Schiff Nutrition International, Inc.	4,332	24,996
*Seneca Foods Corp.	1,316	36,440
#*Smart Balance, Inc.	32,734	172,836
#*Smithfield Foods, Inc.	87,400	1,165,916
Spartan Stores, Inc.	10,116	143,243
*Star Scientific, Inc.	26,198	22,006
SUPERVALU, Inc.	40,405	641,227
*Susser Holdings Corp.	6,700	79,663
#*Synutra International, Inc.	288	3,485
Sysco Corp.	14,200	375,590
Tasty Baking Co.	1,186	7,602
Tootsie Roll Industries, Inc.	13,017	322,952
#*TreeHouse Foods, Inc.	16,812	628,769
#Tyson Foods, Inc. Class A	97,451	1,220,087
*United Natural Foods, Inc.	21,300	513,543
United-Guardian, Inc.	800	8,000
Universal Corp.	12,600	524,034
*USANA Health Sciences, Inc.	5,433	156,579
Vector Group, Ltd.	15,503	224,949
Village Super Market, Inc.	1,900	57,000
Walgreen Co.	50,273	1,901,828
Wal-Mart Stores, Inc.	50,770	2,522,254
WD-40 Co.	6,310	198,702
Weis Markets, Inc.	15,380	544,452
#*Whole Foods Market, Inc.	20,480	656,589
*Winn-Dixie Stores, Inc.	31,704	351,597
*Zapata Corp.	3,456	23,604

Total Consumer Staples		97,885,456

Energy — (8.9%)
#*Abraxas Petroleum Corp.	5,592	9,227
*Adams Resources & Energy, Inc.	1,577	35,798
#*Allis-Chalmers Energy, Inc.	20,800	72,384
#Alon USA Energy, Inc.	23,483	197,257
*Alpha Natural Resources, Inc.	9,980	339,021

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*American Oil & Gas, Inc.	2,808	$5,897
Anadarko Petroleum Corp.	71,637	4,364,842
Apache Corp.	56,903	5,355,710
*Approach Resources, Inc.	2,300	17,848
#Arch Coal, Inc.	3,599	77,954
*Arena Resources, Inc.	15,231	567,507
*Atlas Energy, Inc.	15,650	409,717
#*ATP Oil & Gas Corp.	20,900	361,779
#*Atwood Oceanics, Inc.	23,919	848,885
Baker Hughes, Inc.	29,498	1,240,981
*Barnwell Industries, Inc.	900	4,095
*Basic Energy Services, Inc.	6,600	46,200
Berry Petroleum Corp. Class A	16,739	424,501
*Bill Barrett Corp.	20,214	626,230
BJ Services Co.	47,150	905,280
*Bolt Technology Corp.	3,150	32,035
*Boots & Coots, Inc.	15,400	21,406
#*BPZ Resources, Inc.	35,089	221,061
*Brigham Exploration Co.	12,700	120,650
*Bristow Group, Inc.	13,000	378,950
*Bronco Drilling Co., Inc.	5,400	34,128
Cabot Oil & Gas Corp.	12,100	465,487
*Cal Dive International, Inc.	55,788	428,452
*Callon Petroleum Co.	5,800	9,280
*Cameron International Corp.	5,400	199,638
CARBO Ceramics, Inc.	10,900	636,451
#*Carrizo Oil & Gas, Inc.	12,700	294,386
*Cheniere Energy, Inc.	21,278	49,578
#Chesapeake Energy Corp.	96,004	2,352,098
Chevron Corp.	236,822	18,126,356
Cimarex Energy Co.	28,600	1,119,976
*Clayton Williams Energy, Inc.	2,778	72,784
*Clean Energy Fuels Corp.	20,700	240,120
*CNX Gas Corp.	10,274	286,234
*Complete Production Services, Inc.	20,900	199,177
*Comstock Resources, Inc.	25,700	1,056,013
*Concho Resources, Inc.	24,749	943,184
ConocoPhillips	207,460	10,410,343
CONSOL Energy, Inc.	10,306	441,200
*Contango Oil & Gas Co.	6,800	324,020
#*Continental Resources, Inc.	1,016	37,805
*CREDO Petroleum Corp.	5,480	53,375
*Crosstex Energy, Inc.	20,700	116,334
*CVR Energy, Inc.	20,600	216,712
*Dawson Geophysical Co.	3,200	77,280
Delek US Holdings, Inc.	21,300	143,775
#*Delta Petroleum Corp.	13,500	17,550
#*Denbury Resources, Inc.	53,710	784,166
Devon Energy Corp.	70,570	4,566,585
#Diamond Offshore Drilling, Inc.	6,262	596,456
*Double Eagle Petroleum Co.	2,616	12,374
*Dresser-Rand Group, Inc.	34,300	1,010,821
*Dril-Quip, Inc.	2,546	123,710
El Paso Corp.	37,887	371,671
*Encore Acquisition Co.	24,982	926,083
*ENGlobal Corp.	8,649	25,515
ENSCO International, Inc.	43,477	1,990,812
EOG Resources, Inc.	39,107	3,193,478
*Evolution Petroleum Corp.	4,956	16,900
*EXCO Resources, Inc.	31,999	499,824
#*Exterran Holdings, Inc.	24,839	507,461

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Exxon Mobil Corp.	232,529	$16,665,353
#*FMC Technologies, Inc.	9,100	478,660
*Forest Oil Corp.	13,184	258,406
#Frontier Oil Corp.	25,400	352,044
*FX Energy, Inc.	14,565	38,743
#General Maritime Corp.	17,922	123,483
*Geokinetics, Inc.	5,000	80,400
*GeoMet, Inc.	1,691	3,179
*GeoPetro Resources Co.	1,900	1,463
*GeoResources, Inc.	5,452	60,463
*Global Industries, Ltd.	43,378	316,226
#*GMX Resources, Inc.	7,200	91,656
*Goodrich Petroleum Corp.	9,500	243,865
*Green Plains Renewable Energy, Inc.	3,236	23,849
Gulf Island Fabrication, Inc.	5,400	103,248
*GulfMark Offshore, Inc.	9,300	257,331
*Gulfport Energy Corp.	18,300	139,629
Halliburton Co.	29,263	854,772
*Harvest Natural Resources, Inc.	25,200	138,348
#*Helix Energy Solutions Group, Inc.	47,007	645,406
Helmerich & Payne, Inc.	500	19,010
*Hercules Offshore, Inc.	20,700	106,191
Hess Corp.	52,025	2,847,848
*HKN, Inc.	2,684	8,857
#Holly Corp.	26,300	762,963
*Hornbeck Offshore Services, Inc.	9,600	233,376
*International Coal Group, Inc.	66,300	271,167
#*ION Geophysical Corp.	52,800	202,224
*James River Coal Co.	1,900	36,081
*Key Energy Services, Inc.	31,900	233,189
*Kodiak Oil & Gas Corp.	6,000	14,460
Lufkin Industries, Inc.	8,400	479,220
Marathon Oil Corp.	136,394	4,360,516
#*Mariner Energy, Inc.	40,047	510,199
Massey Energy Co.	37,870	1,101,638
*Matrix Service Co.	12,000	106,440
#*McMoran Exploration Co.	9,000	69,210
*Meridian Resource Corp.	13,116	4,197
*Mexco Energy Corp.	200	2,119
*Mitcham Industries, Inc.	4,104	29,754
Murphy Oil Corp.	33,300	2,035,962
#*Nabors Industries, Ltd.	60,132	1,252,550
*NATCO Group, Inc. Class A	7,200	313,776
*National-Oilwell, Inc.	63,001	2,582,411
*Natural Gas Services Group, Inc.	4,700	79,289
*Newfield Exploration Co.	29,000	1,189,580
*Newpark Resources, Inc.	49,300	148,393
Noble Corp.	27,200	1,108,128
Noble Energy, Inc.	30,500	2,001,715
*Northern Oil & Gas, Inc.	2,900	26,448
Occidental Petroleum Corp.	35,210	2,671,735
*Oceaneering International, Inc.	10,100	516,110
*Oil States International, Inc.	19,324	665,519
*OMNI Energy Services Corp.	3,200	4,544
Overseas Shipholding Group, Inc.	18,959	744,141
*OYO Geospace Corp.	2,300	60,375
Panhandle Oil & Gas, Inc.	4,225	83,064
*Parker Drilling Co.	50,700	263,640
#*Patriot Coal Corp.	31,400	354,820
Patterson-UTI Energy, Inc.	36,915	575,136
Peabody Energy Corp.	7,707	305,120

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Penn Virginia Corp.	18,700	$378,675
*Petrohawk Energy Corp.	39,150	920,808
*Petroleum Development Corp.	11,300	188,710
#*PetroQuest Energy, Inc.	25,805	158,185
*PHI, Inc. Non-Voting	4,979	85,539
*Pioneer Drilling Co.	15,400	103,026
Pioneer Natural Resources Co.	34,920	1,435,561
*Plains Exploration & Production Co.	36,319	962,454
Precision Drilling Trust	6,936	45,431
*Pride International, Inc.	45,618	1,348,468
*Quicksilver Resources, Inc.	11,732	143,130
#Range Resources Corp.	23,095	1,155,905
*Rex Energy Corp.	15,200	122,968
*Rosetta Resources, Inc.	22,316	301,935
Rowan Cos., Inc.	38,348	891,591
RPC, Inc.	43,101	402,994
#*SandRidge Energy, Inc.	21,270	217,592
Schlumberger, Ltd.	16,388	1,019,334
*SEACOR Holdings, Inc.	11,468	932,004
*Seahawk Drilling, Inc.	3,041	82,107
#Smith International, Inc.	14,744	408,851
Southern Union Co.	28,500	557,745
*Southwestern Energy Co.	11,400	496,812
Spectra Energy Corp.	29,459	563,256
St. Mary Land & Exploration Co.	23,676	807,352
*Stone Energy Corp.	17,874	274,008
Sunoco, Inc.	31,500	970,200
*Superior Energy Services, Inc.	29,392	635,161
#*Superior Well Services, Inc.	10,000	106,100
*Swift Energy Corp.	14,100	298,638
*T-3 Energy Services, Inc.	6,200	124,124
#Tesoro Petroleum Corp.	78,700	1,112,818
*Tetra Technologies, Inc.	32,600	308,396
*TGC Industries, Inc.	4,634	20,158
Tidewater, Inc.	26,715	1,113,214
*Toreador Resources Corp.	8,040	68,581
*Trico Marine Services, Inc.	8,438	51,472
#*Tri-Valley Corp.	1,800	4,320
*Union Drilling, Inc.	8,800	67,232
*Unit Corp.	21,369	835,101
*Uranium Energy Corp.	6,699	18,087
*Uranium Resources, Inc.	2,100	2,058
#*USEC, Inc.	65,000	250,900
VAALCO Energy, Inc.	30,500	129,930
Valero Energy Corp.	99,700	1,804,570
*Venoco, Inc.	16,400	206,640
*Verenium Corp.	1,200	4,572
W&T Offshore, Inc.	19,600	228,340
*Warren Resources, Inc.	23,700	51,192
*Weatherford International, Ltd.	11,400	199,842
#*Western Refining, Inc.	31,900	178,959
*Westmoreland Coal Co.	2,531	16,679
*Whiting Petroleum Corp.	16,859	950,848
#*Willbros Group, Inc.	15,800	207,612
Williams Cos., Inc. (The)	22,935	432,325
#World Fuel Services Corp.	12,100	615,285
XTO Energy, Inc.	74,577	3,099,420

Total Energy		147,037,661

Financials — (16.1%)
1st Source Corp.	13,997	207,436

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
21st Century Holding Co.	1,554	$7,133
Abington Bancorp, Inc.	14,443	99,079
Access National Corp.	1,483	8,987
Advance America Cash Advance Centers, Inc.	24,208	119,588
*Advanta Corp. Class B	7,135	2,319
#*Affiliated Managers Group, Inc.	11,569	734,516
*Affirmative Insurance Holdings, Inc.	1,700	6,800
Aflac, Inc.	23,300	966,717
*Allegheny Corp.	2,623	655,750
Alliance Bancorp, Inc. of Pennsylvania	732	6,299
Alliance Financial Corp.	1,000	26,040
Allied World Assurance Co. Holdings, Ltd.	1,169	52,324
Allstate Corp.	91,407	2,702,905
*Altisource Portfolio Solutions SA	11,666	177,906
#*Amcore Financial, Inc.	5,220	4,124
American Capital, Ltd.	48,500	129,980
*American Equity Investment Life Holding Co.	21,229	139,475
American Express Co.	43,420	1,512,753
American Financial Group, Inc.	68,646	1,688,692
*American Independence Corp.	24	106
American National Bankshares, Inc.	2,125	45,539
American National Insurance Co.	2,621	218,827
American Physicians Capital, Inc.	5,822	164,646
American River Bankshares	2,022	12,375
*American Safety Insurance Holdings, Ltd.	2,600	38,532
#*AmericanWest Bancorporation	700	266
#*AmeriCredit Corp.	59,220	1,045,233
Ameriprise Financial, Inc.	20,019	694,059
Ameris Bancorp	7,717	45,453
*AMERISAFE, Inc.	9,966	184,770
*AmeriServe Financial, Inc.	3,367	5,892
AmTrust Financial Services, Inc.	24,765	279,349
AON Corp.	21,724	836,591
*Arch Capital Group, Ltd.	700	47,159
*Argo Group International Holdings, Ltd.	21,093	716,318
Arrow Financial Corp.	5,417	137,754
Aspen Insurance Holdings, Ltd.	28,765	742,137
#*Asset Acceptance Capital Corp.	17,000	123,590
Associated Banc-Corp	81,781	1,047,615
Assurant, Inc.	20,418	611,111
#Assured Guaranty, Ltd.	19,250	319,165
ASTA Funding, Inc.	3,407	22,248
Astoria Financial Corp.	55,200	550,896
Atlantic Coast Federal Corp.	1,500	2,175
Auburn National Bancorporation, Inc.	600	11,736
*Avatar Holdings, Inc.	5,500	89,650
Axis Capital Holdings, Ltd.	26,670	770,496
#*B of I Holding, Inc.	1,598	13,327
Baldwin & Lyons, Inc. Class B	4,200	95,802
BancFirst Corp.	10,800	389,988
Banco Santander SA Sponsored ADR	833	13,378
Bancorp Rhode Island, Inc.	1,598	40,781
*Bancorp, Inc.	6,799	34,675
#BancorpSouth, Inc.	34,726	784,113
#BancTrust Financial Group, Inc.	8,300	26,643
Bank Mutual Corp.	29,001	203,587
Bank of America Corp.	763,692	11,134,629
Bank of Commerce Holdings	2,369	13,053
*Bank of Florida Corp.	5,450	7,957
*Bank of Granite Corp.	3,400	1,768
Bank of Hawaii Corp.	16,857	748,451

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of Kentucky Financial Corp.	500	$10,820
Bank of New York Mellon Corp.	183,418	4,889,924
Bank of the Ozarks, Inc.	7,300	166,075
*BankAtlantic Bancorp, Inc.	11,729	17,242
BankFinancial Corp.	8,500	80,240
#Banner Corp.	9,500	29,165
Bar Harbor Bankshares	1,013	28,769
BB&T Corp.	103,084	2,464,738
#BCB Bancorp, Inc.	791	6,526
Beacon Federal Bancorp, Inc.	1,400	12,320
*Beneficial Mutual Bancorp, Inc.	18,706	173,030
Berkshire Hills Bancorp, Inc.	6,179	126,978
BGC Partners, Inc. Class A	13,801	66,659
#BlackRock, Inc.	18,115	3,921,716
*BNCCORP, Inc.	13	66
#BOK Financial Corp.	16,500	709,005
Boston Private Financial Holdings, Inc.	37,700	224,315
#Bridge Bancorp, Inc.	600	12,732
*Bridge Capital Holdings	900	5,895
*Broadpoint Gleacher Securities, Inc.	35,743	227,683
Brookline Bancorp, Inc.	36,650	358,803
Brooklyn Federal Bancorp, Inc.	3,800	45,524
Brown & Brown, Inc.	29,000	532,730
Bryn Mawr Bank Corp.	4,800	76,800
C&F Financial Corp.	159	3,328
Cadence Financial Corp.	2,505	4,133
California First National Bancorp	1,759	21,266
Camden National Corp.	2,529	77,716
Capital City Bank Group, Inc.	7,984	93,732
Capital One Financial Corp.	66,940	2,450,004
Capital Southwest Corp.	1,955	145,178
CapitalSource, Inc.	48,880	174,013
#*Capitol Bancorp, Ltd.	8,149	18,335
Capitol Federal Financial	7,000	212,310
Cardinal Financial Corp.	11,795	96,129
*Cardtronics, Inc.	9,100	90,545
*Carolina Bank Holdings, Inc.	900	3,303
Cascade Financial Corp.	7,916	15,674
Cash America International, Inc.	15,143	458,227
Cathay General Bancorp	25,011	220,847
#*CB Richard Ellis Group, Inc.	12,963	134,167
Center Bancorp, Inc.	5,087	39,576
*Center Financial Corp.	9,140	38,479
CenterState Banks of Florida, Inc.	2,685	20,218
*Central Jersey Bancorp	3,391	16,446
#*Central Pacific Financial Corp.	22,000	31,020
Century Bancorp, Inc. Class A	670	16,301
Charles Schwab Corp. (The)	34,835	604,039
Chemical Financial Corp.	10,838	237,894
*Chicopee Bancorp, Inc.	3,900	49,062
Chubb Corp.	62,321	3,023,815
Cincinnati Financial Corp.	66,527	1,687,125
#*CIT Group, Inc.	80,702	58,105
Citigroup, Inc.	212,846	870,540
Citizens Community Bancorp, Inc.	900	3,627
Citizens Holding Co.	200	4,420
*Citizens Republic Bancorp, Inc.	4,300	2,589
#*Citizens, Inc.	19,300	116,379
City Holding Co.	9,860	301,420
City National Corp.	26,100	983,187
CKX Lands, Inc.	39	476

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Clifton Savings Bancorp, Inc.	8,766	$80,823
CME Group, Inc.	12,950	3,918,799
#*CNA Financial Corp.	76,975	1,675,746
*CNA Surety Corp.	33,405	483,036
CNB Financial Corp.	1,386	21,927
CoBiz Financial, Inc.	12,017	57,321
Codorus Valley Bancorp, Inc.	190	1,121
Cohen & Steers, Inc.	9,000	173,970
Colony Bankcorp, Inc.	105	572
Columbia Banking System, Inc.	11,319	166,389
Comerica, Inc.	60,808	1,687,422
Commerce Bancshares, Inc.	18,779	720,362
Commercial National Financial Corp.	540	9,261
Community Bank System, Inc.	24,995	465,157
Community Trust Bancorp, Inc.	7,861	193,538
Compass Diversified Holdings	16,422	167,997
#*CompuCredit Holdings Corp.	17,096	56,075
#*Conseco, Inc.	78,989	411,533
Consolidated-Tokoma Land Co.	3,000	103,200
*Consumer Portfolio Services, Inc.	300	342
*Cowen Group, Inc.	6,257	47,240
*Crawford & Co. Class A	1,841	7,088
*Crawford & Co. Class B	183	911
*Credit Acceptance Corp.	5,630	193,503
*Crescent Financial Corp.	1,666	6,781
Cullen Frost Bankers, Inc.	14,600	683,134
#CVB Financial Corp.	37,600	301,176
Danvers Bancorp, Inc.	8,400	115,332
*Dearborn Bancorp, Inc.	329	161
Delphi Financial Group, Inc. Class A	19,308	418,984
*Diamond Hill Investment Group, Inc.	1,238	64,945
Dime Community Bancshares, Inc.	17,835	196,007
Discover Financial Services	193,647	2,738,169
#*Dollar Financial Corp.	9,914	186,086
Donegal Group, Inc. Class A	11,178	163,199
Donegal Group, Inc. Class B	1,947	34,092
#*E*TRADE Financial Corp.	2,000	2,920
East West Bancorp, Inc.	39,081	352,901
Eastern Insurance Holdings, Inc.	3,549	25,056
Eastern Virginia Bankshares, Inc.	1,053	7,676
Eaton Vance Corp.	6,200	176,018
ECB Bancorp, Inc.	153	2,066
*eHealth, Inc.	9,357	133,150
EMC Insurance Group, Inc.	5,138	105,740
Employers Holdings, Inc.	25,610	379,540
*Encore Bancshares, Inc.	1,854	14,276
*Encore Capital Group, Inc.	13,700	205,089
Endurance Specialty Holdings, Ltd.	38,019	1,368,304
*Enstar Group, Ltd.	2,600	158,600
Enterprise Bancorp, Inc.	3,360	35,851
Enterprise Financial Services Corp.	6,434	54,882
Erie Indemnity Co.	16,742	590,156
ESB Financial Corp.	4,255	49,613
ESSA Bancorp, Inc.	9,962	119,245
Evans Bancorp, Inc.	500	6,260
Evercore Partners, Inc. Class A	4,600	150,144
Everest Re Group, Ltd.	19,573	1,712,442
*EZCORP, Inc.	3,200	41,504
F.N.B. Corp.	48,714	344,895
Farmers Capital Bank Corp.	1,209	13,444
FBL Financial Group, Inc. Class A	11,600	233,740

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Federal Agricultural Mortgage Corp.	6,100	$48,983
Federated Investors, Inc.	5,000	131,250
Fidelity National Financial, Inc.	26,200	355,534
Fifth Third Bancorp	237,305	2,121,507
Financial Federal Corp.	15,286	312,140
Financial Institutions, Inc.	2,670	28,195
*First Acceptance Corp.	19,601	43,122
First Advantage Bancorp	700	7,175
First American Corp.	40,710	1,237,177
First Bancorp	10,455	141,770
First Bancorp, Inc.	1,907	29,768
First Busey Corp.	10,398	40,240
First Business Financial Services, Inc.	1,140	10,591
*First Cash Financial Services, Inc.	14,286	245,433
First Citizens BancShares, Inc.	3,058	455,642
First Commonwealth Financial Corp.	36,064	189,336
First Community Bancshares, Inc.	4,941	57,513
First Defiance Financial Corp.	3,509	50,600
First Federal Bancshares of Arkansas, Inc.	124	466
First Financial Bancorp	19,425	246,309
First Financial Bankshares, Inc.	5,798	280,913
First Financial Corp.	5,778	160,224
First Financial Holdings, Inc.	6,978	94,133
First Financial Northwest, Inc.	11,880	70,330
First Financial Service Corp.	444	4,067
*First Horizon National Corp.	133,167	1,575,366
First M&F Corp.	511	1,037
*First Marblehead Corp. (The)	2,595	5,086
First Merchants Corp.	9,608	58,801
First Mercury Financial Corp.	9,013	114,465
First Midwest Bancorp, Inc.	21,906	227,822
First Niagara Financial Group, Inc.	81,863	1,051,121
First Place Financial Corp.	8,972	27,275
First Security Group, Inc.	6,111	16,500
First South Bancorp, Inc.	3,537	37,457
First United Corp.	1,100	12,100
Firstbank Corp.	805	4,750
*FirstCity Financial Corp.	1,686	11,380
FirstMerit Corp.	37,569	711,933
#*Flagstar Bancorp, Inc.	7,400	6,660
Flagstone Reinsurance Holdings, Ltd.	17,900	196,005
Flushing Financial Corp.	13,706	153,918
#FNB United Corp.	2,428	4,006
*Forest City Enterprises, Inc. Class A	49,778	434,064
*Forest City Enterprises, Inc. Class B	427	3,762
*Forestar Group, Inc.	1,066	15,734
*Fox Chase Bancorp, Inc.	2,615	25,915
*FPIC Insurance Group, Inc.	4,705	159,170
Franklin Resources, Inc.	13,920	1,456,450
#*Frontier Financial Corp.	3,900	1,656
Fulton Financial Corp.	103,470	854,662
*GAINSCO, Inc.	230	2,958
Gallagher (Arthur J.) & Co.	18,000	401,580
GAMCO Investors, Inc.	1,960	82,692
Genworth Financial, Inc.	133,156	1,414,117
German American Bancorp, Inc.	6,319	95,038
GFI Group, Inc.	51,684	266,173
Glacier Bancorp, Inc.	25,123	328,860
Goldman Sachs Group, Inc.	79,332	13,499,926
#Great Southern Bancorp, Inc.	6,070	139,124
#*Greene Bancshares, Inc.	2,104	8,711

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Greenhill & Co., Inc.	2,863	$246,876
*Greenlight Capital Re, Ltd.	9,100	169,806
*Grubb & Ellis Co.	4,608	6,866
*Guaranty Bancorp	10,012	13,116
*Hallmark Financial Services, Inc.	8,501	65,203
Hampden Bancorp, Inc.	1,465	15,895
#Hampton Roads Bankshares, Inc.	3,455	7,083
Hancock Holding Co.	12,021	436,002
Hanover Insurance Group, Inc.	30,043	1,263,609
Harleysville Group, Inc.	12,014	376,399
Harleysville National Corp.	24,107	138,856
Harleysville Savings Financial Corp.	1,246	15,450
*Harris & Harris Group, Inc.	10,300	44,187
Hartford Financial Services Group, Inc.	57,065	1,399,234
Hawthorn Bancshares, Inc.	208	2,038
HCC Insurance Holdings, Inc.	38,000	1,002,820
Heartland Financial USA, Inc.	5,991	76,924
*Heritage Commerce Corp.	6,986	18,443
*Heritage Financial Corp.	2,430	30,399
Heritage Financial Group	101	819
HF Financial Corp.	200	2,180
*HFF, Inc.	6,600	36,300
*Hilltop Holdings, Inc.	34,900	413,216
Hingham Institution for Savings	200	5,925
*HMN Financial, Inc.	212	1,213
#Home Bancshares, Inc.	8,896	192,420
Home Federal Bancorp, Inc.	8,959	103,476
HopFed Bancorp, Inc.	1,600	16,224
Horace Mann Educators Corp.	13,700	170,291
Horizon Bancorp	500	8,250
#*Horizon Financial Corp.	241	125
Hudson City Bancorp, Inc.	127,500	1,675,350
Huntington Bancshares, Inc.	211,856	807,171
IBERIABANK Corp.	7,030	304,469
Independence Holding Co.	5,200	28,860
Independent Bank Corp. (453836108)	11,615	247,051
#Independent Bank Corp. (453838104)	5,100	6,018
Infinity Property & Casualty Corp.	7,323	283,180
*Interactive Brokers Group, Inc.	2,500	40,025
*IntercontinentalExchange, Inc.	2,225	222,923
*International Assets Holding Corp.	3,669	66,005
International Bancshares Corp.	25,800	383,130
#*Intervest Bancshares Corp.	500	1,655
Invesco, Ltd.	62,029	1,311,913
*Investment Technology Group, Inc.	16,617	358,429
*Investors Bancorp, Inc.	47,605	516,038
Investors Title Co.	347	10,757
#Janus Capital Group, Inc.	46,710	612,835
#*Jefferies Group, Inc.	89,778	2,343,206
Jefferson Bancshares, Inc.	200	1,050
JMP Group, Inc.	7,500	63,150
Jones Lang LaSalle, Inc.	18,655	873,987
JPMorgan Chase & Co.	633,250	26,450,852
#*KBW, Inc.	13,304	372,512
Kearny Financial Corp.	38,365	377,895
Kentucky First Federal Bancorp	1,549	16,280
#KeyCorp.	186,210	1,003,672
#K-Fed Bancorp	4,754	42,453
*Knight Capital Group, Inc.	46,522	783,896
Lakeland Bancorp, Inc.	11,263	68,479
Lakeland Financial Corp.	7,129	146,644

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Landmark Bancorp, Inc.	1,000	$16,065
Legacy Bancorp, Inc.	4,612	44,091
Legg Mason, Inc.	45,400	1,321,594
#*Leucadia National Corp.	47,949	1,077,414
#Life Partners Holdings, Inc.	2,478	42,101
Lincoln National Corp.	34,808	829,475
LNB Bancorp, Inc.	884	4,889
Loews Corp.	75,812	2,509,377
*Louisiana Bancorp, Inc.	1,200	17,136
LSB Corp.	600	6,288
#M&T Bank Corp.	45,894	2,884,438
#*Macatawa Bank Corp.	4,700	9,024
MainSource Financial Group, Inc.	12,698	74,029
#*Markel Corp.	2,900	935,830
*Market Leader, Inc.	3,600	7,200
*MarketAxess Holdings, Inc.	15,101	179,400
*Marlin Business Services Corp.	3,160	21,204
#Marsh & McLennan Cos., Inc.	32,900	771,834
Marshall & Ilsley Corp.	99,841	531,154
#*Maui Land & Pineapple Co., Inc.	1,700	10,438
Max Capital Group, Ltd.	5,352	110,519
MB Financial, Inc.	16,043	286,849
*MBIA, Inc.	166,900	677,614
MBT Financial Corp.	3,341	6,782
*MCG Capital Corp.	31,107	124,117
Meadowbrook Insurance Group, Inc.	26,868	180,822
Medallion Financial Corp.	9,217	72,353
#*Mercantile Bancorp, Inc.	1,350	3,038
Mercantile Bank Corp.	2,651	9,464
Mercer Insurance Group, Inc.	1,626	30,211
Merchants Bancshares, Inc.	1,620	36,644
Mercury General Corp.	24,670	899,468
*Meridian Interstate Bancorp, Inc.	2,613	22,472
MetLife, Inc.	126,449	4,303,059
*Metro Bancorp, Inc.	515	6,092
MetroCorp Bancshares, Inc.	1,365	4,914
*MF Global, Ltd.	41,500	295,480
#*MGIC Investment Corp.	46,700	201,277
MicroFinancial, Inc.	300	1,017
MidSouth Bancorp, Inc.	1,900	27,455
#*Midwest Banc Holdings, Inc.	3,300	1,650
Montpelier Re Holdings, Ltd.	36,503	589,888
#Moody’s Corp.	6,907	163,558
Morgan Stanley	205,947	6,615,018
MSB Financial Corp.	400	3,478
*MSCI, Inc.	6,075	184,680
MutualFirst Financial, Inc.	1,250	7,812
*Nara Bancorp, Inc.	14,800	108,928
*NASDAQ OMX Group, Inc. (The)	47,695	861,372
*National Financial Partners Corp.	17,900	145,885
National Interstate Corp.	9,767	176,880
National Penn Bancshares, Inc.	23,763	133,548
*National Western Life Insurance Co. Class A	400	70,464
*Navigators Group, Inc.	12,800	679,296
NBT Bancorp, Inc.	24,899	542,798
*Nelnet, Inc. Class A	21,430	300,663
New England Bancshares, Inc.	1,100	5,830
New Hampshire Thrift Bancshares, Inc.	1,472	13,616
New Westfield Financial, Inc.	18,225	146,711
#New York Community Bancorp, Inc.	87,850	948,780
NewAlliance Bancshares, Inc.	63,752	706,372

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*NewBridge Bancorp	528	$1,267
*Newport Bancorp, Inc.	1,100	13,640
*NewStar Financial, Inc.	5,807	14,576
*North Valley Bancorp	500	1,385
Northeast Community Bancorp, Inc.	5,046	33,808
Northern Trust Corp.	8,009	402,452
Northfield Bancorp, Inc.	15,813	196,556
Northrim Bancorp, Inc.	2,000	30,080
Northwest Bancorp, Inc.	20,208	444,576
NYMAGIC, Inc.	1,300	18,577
NYSE Euronext, Inc.	101,318	2,619,070
Ocean Shore Holding Co.	1,740	13,381
OceanFirst Financial Corp.	5,793	55,034
*Ocwen Financial Corp.	35,600	389,108
Ohio Valley Banc Corp.	700	15,505
Old National Bancorp	19,546	202,692
Old Republic International Corp.	95,500	1,019,940
#Old Second Bancorp, Inc.	7,548	40,382
OneBeacon Insurance Group, Ltd.	15,597	185,916
optionsXpress Holdings, Inc.	21,046	328,949
Oriental Financial Group, Inc.	9,100	96,915
Oritani Financial Corp.	13,402	171,680
Osage Bancshares, Inc.	1,100	8,464
#Pacific Capital Bancorp	27,100	34,959
Pacific Continental Corp.	2,400	26,160
*Pacific Mercantile Bancorp	700	2,079
#PacWest Bancorp	13,012	220,944
Pamrapo Bancorp, Inc.	1,900	12,825
#Park National Corp.	6,682	388,091
Parkvale Financial Corp.	1,521	13,704
PartnerRe, Ltd.	14,702	1,124,409
Patriot National Bancorp	78	149
Peapack-Gladstone Financial Corp.	2,940	38,749
Penns Woods Bancorp, Inc.	600	18,402
*Penson Worldwide, Inc.	10,166	99,118
Peoples Bancorp, Inc.	6,533	70,164
People’s United Financial, Inc.	100,425	1,609,813
*PHH Corp.,	21,988	355,326
#*Phoenix Cos., Inc. (The)	87,000	276,660
*PICO Holdings, Inc.	8,694	295,074
#*Pinnacle Financial Partners, Inc.	12,292	156,108
*Piper Jaffray Cos., Inc.	3,400	157,726
Platinum Underwriters Holdings, Ltd.	6,466	231,289
#*PMI Group, Inc. (The)	22,000	53,240
PNC Financial Services Group, Inc.	59,371	2,905,617
Porter Bancorp, Inc.	2,894	46,072
#*Portfolio Recovery Associates, Inc.	8,434	389,145
*Preferred Bank	4,794	12,128
Premier Financial Bancorp, Inc.	1,250	7,856
#*Primus Guaranty, Ltd.	9,942	33,902
Princeton National Bancorp, Inc.	1,151	17,311
Principal Financial Group, Inc.	10,400	260,416
PrivateBancorp, Inc.	18,100	165,253
*ProAssurance Corp.	19,955	1,003,337
*Progressive Corp.	33,600	537,600
Prosperity Bancshares, Inc.	27,842	996,465
Protective Life Corp.	32,335	622,449
Providence Community Bancshares, Inc.	100	212
Provident Financial Holdings, Inc.	4,700	32,900
Provident Financial Services, Inc.	36,200	389,150
Provident New York Bancorp	22,203	189,392

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Prudential Bancorp, Inc. of Pennsylvania	1,666	$16,343
Prudential Financial, Inc.	71,873	3,250,816
Pulaski Financial Corp.	2,732	20,053
QC Holdings, Inc.	6,713	34,908
#Radian Group, Inc.	27,300	158,067
*Rainier Pacific Financial Group, Inc.	1,250	475
#Raymond James Financial, Inc.	29,161	688,491
Regions Financial Corp.	354,500	1,715,780
Reinsurance Group of America, Inc.	27,741	1,278,860
Renasant Corp.	12,689	185,767
Republic Bancorp, Inc. Class A	7,999	147,102
*Republic First Bancorp, Inc.	200	880
Resource America, Inc.	5,431	20,964
*Rewards Network, Inc.	1,462	15,731
*RiskMetrics Group, Inc.	4,200	61,698
*Riverview Bancorp, Inc.	200	642
RLI Corp.	7,584	379,200
Rockville Financial, Inc.	7,345	76,021
*Rodman & Renshaw Capital Group, Inc.	8,884	38,024
Roma Financial Corp.	11,465	142,051
Rome Bancorp, Inc.	2,991	25,050
*Royal Bancshares of Pennsylvania, Inc. Class A	1,328	1,408
Rurban Financial Corp.	600	4,560
S&T Bancorp, Inc.	18,553	292,210
S.Y. Bancorp, Inc.	6,055	135,329
*Safeguard Scientifics, Inc.	5,421	52,801
Safety Insurance Group, Inc.	8,869	296,845
Salisbury Bancorp, Inc.	300	7,378
Sanders Morris Harris Group, Inc.	764	4,439
Sandy Spring Bancorp, Inc.	8,992	103,948
Savannah Bancorp, Inc. (The)	671	4,999
SCBT Financial Corp.	6,309	163,214
*Seabright Insurance Holdings	12,904	144,267
Seacoast Banking Corp. of Florida	12,832	19,120
SEI Investments Co.	13,929	243,340
Selective Insurance Group, Inc.	30,027	460,014
Shore Bancshares, Inc.	1,418	23,128
SI Financial Group, Inc.	2,757	11,993
Sierra Bancorp	3,247	28,346
#*Signature Bank	15,148	478,071
Simmons First National Corp. Class A	7,240	211,842
*SLM Corp.	4,164	40,391
Smithtown Bancorp, Inc.	6,200	64,170
Somerset Hills Bancorp	930	7,356
South Financial Group, Inc.	40,987	32,790
*Southcoast Financial Corp.	900	3,830
*Southern Community Financial Corp.	6,110	14,236
Southside Bancshares, Inc.	7,760	161,330
Southwest Bancorp, Inc.	8,448	83,128
*Specialty Underwriters’ Alliance, Inc.	1,554	10,598
#*St. Joe Co. (The)	31,300	749,322
#*StanCorp Financial Group, Inc.	25,050	919,586
State Auto Financial Corp.	12,812	208,323
State Bancorp, Inc.	7,347	56,131
State Street Corp.	47,700	2,002,446
StellarOne Corp.	11,478	121,782
Sterling Bancorp	13,638	91,784
Sterling Bancshares, Inc.	37,100	206,647
#*Sterling Financial Corp.	14,300	11,440
*Stewart Information Services Corp.	8,800	78,672
*Stifel Financial Corp.	9,200	478,032

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Stratus Properties, Inc.	271	$2,574
Student Loan Corp.	1,700	71,485
Suffolk Bancorp	4,663	130,377
*Sun Bancorp, Inc.	10,552	42,841
#SunTrust Banks, Inc.	73,405	1,402,770
#*Superior Bancorp	75	159
Susquehanna Bancshares, Inc.	53,600	295,336
#*SVB Financial Group	16,650	686,812
SWS Group, Inc.	14,900	199,362
*Synovus Financial Corp.	169,358	375,975
T. Rowe Price Group, Inc.	10,500	511,665
*Taylor Capital Group, Inc.	4,579	26,100
TCF Financial Corp.	54,900	649,467
*TD Ameritrade Holding Corp.	39,238	757,293
Teche Holding Co.	600	18,630
*Tejon Ranch Co.	7,700	200,662
*Tennessee Commerce Bancorp, Inc.	200	1,062
•Teton Advisors, Inc.	29	—
*Texas Capital Bancshares, Inc.	17,916	261,036
TF Financial Corp.	800	14,880
TFS Financial Corp.	36,837	429,519
Thomas Properties Group, Inc.	5,301	16,062
*Thomas Weisel Partners Group, Inc.	8,649	39,180
#*TIB Financial Corp.	2,455	2,602
*TierOne Corp.	2,400	4,776
Tompkins Financial Corp.	4,305	186,708
#Torchmark Corp.	13,900	564,340
*Tower Bancorp, Inc.	213	4,805
Tower Group, Inc.	11,736	288,471
#TowneBank	7,654	88,327
*TradeStation Group, Inc.	18,780	144,982
Transatlantic Holdings, Inc.	25,357	1,280,528
Travelers Cos., Inc. (The)	100,570	5,007,380
*Tree.com, Inc.	4,376	34,177
TriCo Bancshares	6,686	97,749
#TrustCo Bank Corp.	22,800	135,660
Trustmark Corp.	23,504	445,401
U.S. Bancorp	67,954	1,577,892
#UCBH Holdings, Inc.	51,000	49,980
UMB Financial Corp.	8,748	347,908
Umpqua Holdings Corp.	35,603	352,826
Union Bankshares Corp.	6,862	84,540
*United America Indemnity, Ltd.	11,458	80,321
United Bancshares, Inc.	500	5,020
#United Bankshares, Inc.	19,740	352,359
*United Community Banks, Inc.	18,716	75,987
*United Community Financial Corp.	4,785	7,178
United Financial Bancorp, Inc.	10,899	140,052
United Fire & Casualty Co.	17,401	304,169
*United PanAm Financial Corp.	1,900	5,700
#*United Security Bancshares	1,662	4,155
United Western Bancorp, Inc.	3,247	11,916
Unitrin, Inc.	34,020	666,792
*Unity Bancorp, Inc.	2,239	9,158
Universal Insurance Holdings, Inc.	17,100	90,801
Univest Corp. of Pennsylvania	4,896	94,150
Unum Group	123,777	2,469,351
*Validus Holdings, Ltd.	53,338	1,349,451
#Valley National Bancorp	32,448	430,909
ViewPoint Financial Group	9,312	124,781
*Virginia Commerce Bancorp, Inc.	6,613	26,584

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
VIST Financial Corp.	400	$2,320
W. R. Berkley Corp.	39,800	983,856
Waddell & Reed Financial, Inc.	6,100	171,166
Wainwright Bank & Trust Co.	95	636
Walter Investment Management Corp.	465	6,054
Washington Banking Co.	1,583	14,912
Washington Federal, Inc.	56,944	976,590
Washington Trust Bancorp, Inc.	8,297	124,621
*Waterstone Financial, Inc.	7,377	25,156
Webster Financial Corp.	31,934	361,174
Wells Fargo & Co.	439,736	12,101,535
WesBanco, Inc.	14,175	200,576
Wesco Financial Corp.	1,730	567,440
West Bancorporation	8,010	35,244
West Coast Bancorp	8,308	19,191
Westamerica Bancorporation	4,700	224,660
#*Western Alliance Bancorp	30,467	132,531
Westwood Holdings Group, Inc.	1,587	56,005
White Mountains Insurance Group, Ltd.	4,371	1,355,753
#Whitney Holding Corp.	36,718	294,846
Wilber Corp.	1,350	9,072
Willis Group Holdings, Ltd.	1,797	48,519
Wilmington Trust Corp.	39,186	472,191
Wilshire Bancorp, Inc.	13,700	96,448
#Wintrust Financial Corp.	12,800	361,088
#*World Acceptance Corp.	10,120	253,911
WSB Holdings, Inc.	400	876
WVS Financial Corp.	757	11,537
Yadkin Valley Financial Corp.	5,876	21,624
Zenith National Insurance Corp.	22,700	647,631
#Zions Bancorporation	67,331	953,407
*ZipRealty, Inc.	6,946	26,048

Total Financials		265,357,098

Health Care — (9.0%)
*A.D.A.M., Inc.	1,602	5,255
*Abaxis, Inc.	8,269	188,699
Abbott Laboratories	50,600	2,558,842
#*ABIOMED, Inc.	16,100	145,705
#*Abraxis Bioscience, Inc.	525	16,390
*Acadia Pharmaceuticals, Inc.	1,770	2,301
*Accelrys, Inc.	11,679	63,417
*Accuray, Inc.	29,200	168,484
*Acorda Therapeutics, Inc.	6,500	141,245
*Adolor Corp.	11,225	16,276
Aetna, Inc.	79,467	2,068,526
*Affymax, Inc.	3,601	72,524
#*Affymetrix, Inc.	31,784	166,230
*Air Methods Corp.	6,675	203,854
#*Akorn, Inc.	6,306	9,144
*Albany Molecular Research, Inc.	1,530	12,454
*Alexion Pharmaceuticals, Inc.	4,000	177,640
*Alexza Pharmaceuticals, Inc.	12,511	26,774
*Align Technology, Inc.	26,022	409,066
#*Alkermes, Inc.	24,460	194,946
Allergan, Inc.	12,419	698,569
*Alliance HealthCare Services, Inc.	16,854	91,686
*Allied Healthcare International, Inc.	17,337	46,116
*Allied Healthcare Products, Inc.	500	2,735
*Allion Healthcare, Inc.	11,051	71,168
#*Allos Therapeutics, Inc.	17,591	99,389

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Allscripts-Misys Healthcare Solutions, Inc.	24,473	$477,223
*Almost Family, Inc.	2,000	60,700
*Alnylam Pharmaceuticals, Inc.	8,515	145,096
*Alphatec Holdings, Inc.	23,370	111,709
#*AMAG Pharmaceuticals, Inc.	7,400	279,572
#*Amedisys, Inc.	6,286	250,120
America Services Group, Inc.	4,198	55,078
*American Caresource Holding, Inc.	1,300	3,471
*American Dental Partners, Inc.	6,760	80,376
#*American Medical Systems Holdings, Inc.	32,682	503,956
*AMERIGROUP Corp.	21,700	478,485
AmerisourceBergen Corp.	76,200	1,687,830
*Amgen, Inc.	54,108	2,907,223
*AMICAS, Inc.	8,943	28,170
#*Amicus Therapeutics, Inc.	700	2,688
*AMN Healthcare Services, Inc.	19,300	160,576
*Amsurg Corp.	14,385	303,092
*Amylin Pharmaceuticals, Inc.	1,400	15,456
*Anadys Pharmaceuticals, Inc.	8,100	15,795
Analogic Corp.	5,200	194,168
*AngioDynamics, Inc.	15,000	226,500
*Anika Therapeutics, Inc.	4,216	30,861
*Animal Health International, Inc.	300	729
*Antigenics, Inc.	5,192	5,192
*ARCA Biopharma, Inc.	300	795
*Ardea Biosciences, Inc.	1,899	25,636
*Arena Pharmaceuticals, Inc.	39,558	139,640
*Ariad Pharmaceuticals, Inc.	11,800	21,240
*Arqule, Inc.	7,709	25,825
*Array BioPharma, Inc.	8,309	14,873
*ArthroCare Corp.	3,900	74,100
*ARYx Therapeutics, Inc.	3,651	9,127
*Aspect Medical Systems, Inc.	6,251	74,887
*Assisted Living Concepts, Inc.	6,100	126,392
*athenahealth, Inc.	1,517	57,054
*AtriCure, Inc.	3,000	12,240
#Atrion Corp.	514	60,863
*ATS Medical, Inc.	35,121	94,475
*Auxilium Pharmaceuticals, Inc.	6,600	207,636
*Avigen, Inc.	400	568
Bard (C.R.), Inc.	2,400	180,168
Baxter International, Inc.	18,618	1,006,489
Beckman Coulter, Inc.	15,600	1,003,548
Becton Dickinson & Co.	9,200	628,912
*BioClinica, Inc.	3,676	16,395
#*BioCryst Pharmaceuticals, Inc.	9,350	83,495
*Biodel, Inc.	8,200	34,276
*BioForm Medical, Inc.	8,300	30,046
*Biogen Idec, Inc.	13,500	568,755
#*BioLase Technology, Inc.	2,000	3,720
#*BioMarin Pharmaceutical, Inc.	14,551	226,414
*BioMimetic Therapeutics, Inc.	10,179	118,784
*Bio-Rad Laboratories, Inc.	7,600	679,364
*Bio-Rad Laboratories, Inc. Class B	200	18,046
*Bio-Reference Laboratories, Inc.	5,500	177,815
*BioSante Pharmaceuticals, Inc.	5,797	8,811
*BioScrip, Inc.	17,921	135,124
#*BioSphere Medical, Inc.	1,600	4,528
*BMP Sunstone Corp.	6,900	25,116
*Boston Scientific Corp.	237,131	1,925,504
*Bovie Medical Corp.	3,860	30,919

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Bristol-Myers Squibb Co.	68,744	$1,498,619
*Brookdale Senior Living, Inc.	52,874	890,398
*Bruker BioSciences Corp.	10,100	109,484
#*BSD Medical Corp.	1,500	3,480
#*Cadence Pharmaceuticals, Inc.	8,942	80,746
*Caliper Life Sciences, Inc.	8,269	18,274
*Cambrex Corp.	11,000	66,000
*Cantel Medical Corp.	9,552	153,405
*Capital Senior Living Corp.	8,838	46,753
*Caraco Pharmaceutical Laboratories, Ltd.	1,900	6,992
*Cardiac Science Corp.	14,654	51,289
#*Cardica, Inc.	2,900	3,625
Cardinal Health, Inc.	26,300	745,342
*Cardium Therapeutics, Inc.	100	69
*CareFusion Corp.	13,150	294,165
*Catalyst Health Solutions, Inc.	15,200	476,824
*Celera Corp.	42,028	260,153
*Celgene Corp.	16,494	842,019
*Celldex Therapeutics, Inc.	1,948	8,493
*Centene Corp.	21,400	381,562
*Cephalon, Inc.	4,300	234,694
#*Cepheid, Inc.	9,600	127,392
*Cerner Corp.	9,100	691,964
#*Charles River Laboratories International, Inc.	35,700	1,303,764
Chemed Corp.	8,500	385,220
Cigna Corp.	58,302	1,623,128
*Clinical Data, Inc.	4,700	74,166
#*CombiMatrix Corp.	2,103	13,354
*Community Health Systems, Inc.	59,557	1,862,943
Computer Programs & Systems, Inc.	2,600	109,824
*Conceptus, Inc.	5,937	104,135
*CONMED Corp.	14,295	302,911
*Continucare Corp.	20,780	54,444
#Cooper Cos., Inc.	15,476	433,483
*Corvel Corp.	5,949	169,546
#*Covance, Inc.	600	31,008
*Coventry Health Care, Inc.	41,114	815,291
Covidien P.L.C.	11,531	485,686
*CPEX Pharmaceuticals, Inc.	320	2,954
*Cross Country Healthcare, Inc.	700	5,782
*CryoLife, Inc.	13,400	80,400
*Cubist Pharmaceuticals, Inc.	13,000	220,220
*Cutera, Inc.	6,498	58,547
#*Cyberonics, Inc.	6,455	93,339
*Cynosure, Inc.	2,900	29,058
#*Cypress Bioscience, Inc.	20,329	124,820
*Cytokinetics, Inc.	23,663	75,485
#*Cytori Therapeutics, Inc.	11,560	38,032
*DaVita, Inc.	8,400	445,452
Daxor Corp.	1,894	25,664
#*Dendreon Corp.	23,130	584,495
#DENTSPLY International, Inc.	900	29,664
*DepoMed, Inc.	11,137	34,636
#*Dexcom, Inc.	11,100	76,146
*Dialysis Corp. of America	2,325	16,042
*Digirad Corp.	2,255	5,525
*Dionex Corp.	4,100	278,308
#*Discovery Laboratories, Inc.	1,100	1,023
*Durect Corp.	14,309	30,192
*Dyax Corp.	21,715	68,185
*Dynacq Healthcare, Inc.	2,399	7,725

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Eclipsys Corp.	26,100	$489,375
#*Edwards Lifesciences Corp.	5,300	407,782
Eli Lilly & Co.	39,435	1,341,184
*Emergency Medical Services Corp. Class A	2,050	98,441
*Emergent BioSolutions, Inc.	12,900	186,018
#*Emeritus Corp.	15,300	285,498
*Endo Pharmaceuticals Holdings, Inc.	43,857	982,397
•*Endo Pharmaceuticals Solutions	22,212	21,990
*Endologix, Inc.	6,910	32,892
Ensign Group, Inc.	3,800	56,164
*Enzo Biochem, Inc.	15,400	84,854
#*Enzon Pharmaceuticals, Inc.	11,149	93,540
*eResearch Technology, Inc.	20,666	152,928
*ev3, Inc.	49,600	584,288
*Exactech, Inc.	6,086	91,290
*Exelixis, Inc.	34,086	207,243
*Express Scripts, Inc.	9,700	775,224
*Facet Biotech Corp.	5,610	96,099
*Five Star Quality Care, Inc.	11,720	40,434
*Forest Laboratories, Inc.	37,132	1,027,442
*Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	8,077
#*Genomic Health, Inc.	6,798	126,239
*Gen-Probe, Inc.	11,000	458,920
*Gentiva Health Services, Inc.	22,000	528,000
*Genzyme Corp.	18,250	923,450
#*Geron Corp.	35,527	217,070
*Gilead Sciences, Inc.	29,050	1,236,078
#*Greatbatch, Inc.	11,780	231,713
#*GTx, Inc.	8,320	74,714
*Haemonetics Corp.	4,600	236,900
#*Halozyme Therapeutics, Inc.	19,419	117,679
*Hanger Orthopedic Group, Inc.	15,915	220,264
*Hansen Medical, Inc.	8,165	20,902
*Harvard Bioscience, Inc.	12,500	45,250
*Health Fitness Corp.	1,500	8,970
*Health Grades, Inc.	2,200	9,548
*Health Management Associates, Inc.	44,400	270,840
*Health Net, Inc.	56,925	848,752
#*HEALTHSOUTH Corp.	27,299	398,838
*HealthSpring, Inc.	32,224	461,770
*HealthStream, Inc.	7,951	30,532
*HealthTronics, Inc.	11,476	26,280
*Healthways, Inc.	12,600	202,608
#*Helicos BioSciences Corp.	11,100	20,979
#*Henry Schein, Inc.	22,313	1,178,796
Hill-Rom Holdings, Inc.	34,639	678,578
*Hi-Tech Pharmacal Co., Inc.	5,700	103,968
#*HMS Holdings Corp.	9,520	408,694
*Hologic, Inc.	84,363	1,246,885
*Home Diagnostics, Inc.	9,322	58,262
*Hospira, Inc.	18,500	825,840
#*Human Genome Sciences, Inc.	27,180	507,994
*Humana, Inc.	42,054	1,580,389
*iBioPharma, Inc.	3,100	3,131
*ICU Medical, Inc.	6,751	236,285
*Idenix Pharmaceuticals, Inc.	17,400	38,628
*Idera Pharmaceuticals, Inc.	2,276	12,154
#*IDEXX Laboratories, Inc.	8,700	444,744
*I-Flow Corp.	10,400	131,248
*Illumina, Inc.	8,304	266,558
*Immucor, Inc.	8,656	154,769

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*ImmunoGen, Inc.	10,412	$69,656
*Immunomedics, Inc.	7,638	27,191
*Impax Laboratories, Inc.	20,950	186,036
IMS Health, Inc.	20,718	339,568
*Incyte Corp.	33,400	196,726
*Infinity Pharmaceuticals, Inc.	7,430	41,459
*Inspire Pharmaceuticals, Inc.	15,467	69,137
*Insulet Corp.	8,700	96,570
*Integra LifeSciences Holdings Corp.	11,000	335,940
*IntegraMed America, Inc.	3,319	28,212
*InterMune, Inc.	14,360	173,469
*Intuitive Surgical, Inc.	2,000	492,700
Invacare Corp.	14,900	334,207
*InVentiv Health, Inc.	12,957	220,010
#*Inverness Medical Innovations, Inc.	37,300	1,417,773
*IPC The Hospitalist Co.	2,800	84,840
*IRIS International, Inc.	6,800	68,952
#*Isis Pharmaceuticals, Inc.	11,700	148,239
*ISTA Pharmaceuticals, Inc.	11,070	40,516
#*Jazz Pharmaceuticals, Inc.	8,300	52,124
Johnson & Johnson	92,545	5,464,782
*Kendle International, Inc.	3,700	62,456
*Kensey Nash Corp.	5,730	137,004
Kewaunee Scientific Corp.	674	8,735
*Kindred Healthcare, Inc.	200	2,940
#*Kinetic Concepts, Inc.	28,709	952,852
*King Pharmaceuticals, Inc.	167,500	1,696,775
*K-V Pharmaceutical Co.	600	2,280
*K-V Pharmaceutical Co. Class B	900	3,843
#*Laboratory Corp. of America Holdings	4,200	289,338
Landauer, Inc.	2,200	113,938
*Lannet Co., Inc.	8,750	58,800
*LCA-Vision, Inc.	8,569	38,560
*LeMaitre Vascular, Inc.	2,900	12,383
*Lexicon Pharmaceuticals, Inc.	8,924	11,690
*LHC Group, Inc.	5,050	140,946
*Life Technologies Corp.	40,882	1,928,404
#*LifePoint Hospitals, Inc.	28,700	813,071
*Ligand Pharmaceuticals, Inc. Class B	34,678	58,953
#*Lincare Holdings, Inc.	25,604	804,222
#*Luminex Corp.	10,200	150,144
*Magellan Health Services, Inc.	21,872	702,747
#*MAKO Surgical Corp.	3,747	33,910
#*Mannkind Corp.	33,701	175,919
*MAP Pharmaceuticals, Inc.	3,200	26,304
*Martek Biosciences Corp.	16,096	289,084
#*Matrixx Initiatives, Inc.	4,380	19,710
*Maxygen, Inc.	19,082	106,478
McKesson Corp.	18,900	1,109,997
*MedAssets, Inc.	18,500	405,890
*MedCath Corp.	6,900	56,649
*Medco Health Solutions, Inc.	19,238	1,079,637
*Medical Action Industries, Inc.	9,950	108,853
*Medicines Co. (The)	21,700	156,023
*MediciNova, Inc.	361	2,240
Medicis Pharmaceutical Corp. Class A	24,407	516,696
#*Medivation, Inc.	7,091	180,962
*Mednax, Inc.	17,430	904,966
#MedQuist, Inc.	9,444	54,586
*MEDTOX Scientific, Inc.	4,994	49,840
Medtronic, Inc.	47,400	1,692,180

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#Merck & Co., Inc.	97,620	$3,019,387
*Merge Healthcare, Inc.	7,000	25,060
Meridian Bioscience, Inc.	6,170	136,912
*Merit Medical Systems, Inc.	11,848	201,179
*Metabolix, Inc.	10,200	103,428
*Metropolitan Health Networks, Inc.	15,870	32,375
#*Mettler Toledo International, Inc.	2,300	224,250
*Micromet, Inc.	8,800	44,968
*Micrus Endovascular Corp.	2,746	32,458
#*MiddleBrook Pharmaceuticals, Inc.	1,500	1,470
#*Millipore Corp.	1,500	100,515
#*Molecular Insight Pharmaceuticals, Inc.	5,845	28,056
#*Molina Healthcare, Inc.	15,200	284,544
*Momenta Pharmaceuticals, Inc.	9,400	85,728
*MWI Veterinary Supply, Inc.	6,600	233,640
#*Mylan, Inc.	53,821	874,053
*Myriad Genetics, Inc.	7,300	177,244
*Myriad Pharmaceuticals, Inc.	1,825	10,074
*Nabi Biopharmaceuticals	26,865	87,311
*Nanosphere, Inc.	7,720	51,570
National Healthcare Corp.	5,700	205,029
National Research Corp.	901	20,786
*Natus Medical, Inc.	14,343	199,224
*Nektar Therapeutics	31,040	252,045
*Neogen Corp.	6,551	207,667
*Neurocrine Biosciences, Inc.	12,479	27,703
*NeurogesX, Inc.	2,500	19,725
#*Neurometrix, Inc.	3,400	8,840
*Nighthawk Radiology Holdings, Inc.	10,300	61,697
*NMT Medical, Inc.	2,000	3,380
#*NovaMed, Inc.	12,912	52,035
#*Novavax, Inc.	12,400	47,616
*NPS Pharmaceuticals, Inc.	15,107	47,889
#*NuVasive, Inc.	5,480	198,869
*NxStage Medical, Inc.	20,208	112,761
*Obagi Medical Products, Inc.	9,625	98,368
*Odyssey Healthcare, Inc.	17,550	244,647
Omnicare, Inc.	47,300	1,024,991
*Omnicell, Inc.	16,034	157,775
*OncoGenex Pharmaceutical, Inc.	900	26,199
*Oncothyreon, Inc.	4,300	15,179
*Onyx Pharmaceuticals, Inc.	8,482	225,621
*Optimer Pharmaceuticals, Inc.	5,191	60,008
*OraSure Technologies, Inc.	20,080	65,461
*Orchid Cellmark, Inc.	1,677	2,566
*Orexigen Therapeutics, Inc.	13,300	85,918
*Orthovita, Inc.	16,559	57,956
#*OSI Pharmaceuticals, Inc.	7,900	254,538
#*Osiris Therapeutics, Inc.	11,735	74,517
*Osteotech, Inc.	5,300	22,896
*OTIX Global, Inc.	1,611	1,385
Owens & Minor, Inc.	4,000	163,560
*Pain Therapeutics, Inc.	21,575	109,385
*Palomar Medical Technologies, Inc.	10,711	108,824
*Par Pharmaceutical Cos., Inc.	16,500	346,005
*Parexel International Corp.	24,400	305,488
#*Patterson Cos., Inc.	13,798	352,263
*PDI, Inc.	4,063	20,396
PDL BioPharma, Inc.	35,550	298,976
PerkinElmer, Inc.	58,560	1,089,802
#Perrigo Co.	8,500	316,115

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Pfizer, Inc.	810,516	$13,803,087
Pharmaceutical Products Development Service, Inc.	1,500	32,325
*PharmAthene, Inc.	2,300	8,510
*PharMerica Corp.	16,573	255,721
*Phase Forward, Inc.	17,301	226,816
*Poniard Pharmaceuticals, Inc.	6,287	41,180
*Pozen, Inc.	6,300	35,784
*Progenics Pharmaceuticals, Inc.	8,800	36,872
*Prospect Medical Holdings, Inc.	100	400
*Providence Service Corp.	4,400	54,824
#*PSS World Medical, Inc.	19,311	390,468
#*Psychiatric Solutions, Inc.	21,500	443,760
*QuadraMed Corp.	1,446	10,556
#Quality Systems, Inc.	4,600	280,692
Quest Diagnostics, Inc.	17,800	995,554
*Questcor Pharmaceuticals, Inc.	4,500	20,430
#*Quidel Corp.	11,500	164,450
*Quigley Corp.	4,505	9,460
*RadNet, Inc.	6,800	16,524
*Regeneration Technologies, Inc.	20,000	78,400
*Regeneron Pharmaceuticals, Inc.	13,800	216,660
*RehabCare Group, Inc.	9,609	180,169
*Repligen Corp.	14,900	72,712
#*Repros Therapeutics, Inc.	2,649	2,464
*Res-Care, Inc.	16,255	195,548
*ResMed, Inc.	9,200	452,732
#*Rigel Pharmaceuticals, Inc.	6,400	41,024
*Rochester Medical Corp.	5,200	52,572
*Rockwell Medical Technologies, Inc.	4,331	29,234
*Salix Pharmaceuticals, Ltd.	23,184	426,354
#*Sangamo BioSciences, Inc.	7,748	41,219
*Santarus, Inc.	7,900	24,411
#*Savient Pharmaceuticals, Inc.	8,700	109,620
Schering-Plough Corp.	48,500	1,367,700
*SciClone Pharmaceuticals, Inc.	15,272	37,569
*Seattle Genetics, Inc.	19,300	175,244
*SenoRx, Inc.	3,500	13,860
#*Sequenom, Inc.	9,200	25,392
#*Sirona Dental Systems, Inc.	22,200	597,402
*Skilled Healthcare Group, Inc.	5,640	45,346
*Solta Medical, Inc.	2,019	4,462
*Somanetics Corp.	6,524	97,534
*SonoSite, Inc.	7,686	190,536
Span-American Medical System, Inc.	1,222	16,876
*Spectranetics Corp.	14,500	82,650
*Spectrum Pharmaceuticals, Inc.	9,200	38,180
*St. Jude Medical, Inc.	15,949	543,542
*Staar Surgical Co.	10,301	39,762
*Stereotaxis, Inc.	9,800	35,378
Steris Corp.	16,350	478,401
*Strategic Diagnostics, Inc.	2,400	4,056
Stryker Corp.	17,900	823,400
*Sucampo Pharmaceuticals, Inc.	4,400	19,228
*Sun Healthcare Group, Inc.	23,900	217,012
*SunLink Health Systems, Inc.	100	235
#*Sunrise Senior Living, Inc.	18,000	74,880
*SuperGen, Inc.	20,500	47,970
#*SurModics, Inc.	4,951	126,795
*Symmetry Medical, Inc.	13,913	111,304
*Synovis Life Technologies, Inc.	5,293	63,834
*Synta Pharmaceuticals Corp.	12,130	33,358

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Targacept, Inc.	8,718	$163,462
Techne Corp.	2,324	145,273
Teleflex, Inc.	23,700	1,179,075
*Tenet Healthcare Corp.	700	3,584
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,017	253,258
*Theragenics Corp.	47	63
#*Theravance, Inc.	16,000	223,520
*Thermo Fisher Scientific, Inc.	74,214	3,339,630
#*Thoratec Corp.	11,200	294,112
*Tomotherapy, Inc.	9,300	30,876
*TranS1, Inc.	6,500	25,805
*Transcend Services, Inc.	935	17,064
*Transcept Pharmaceuticals, Inc.	1,640	9,004
*Trimeris, Inc.	5,605	19,954
*Triple-S Management Corp.	7,500	125,250
*Trubion Pharmaceuticals, Inc.	3,700	16,132
*U.S. Physical Therapy, Inc.	5,900	82,836
#*United Therapeutics Corp.	7,850	333,939
UnitedHealth Group, Inc.	200,614	5,205,933
*Universal American Corp.	36,682	366,820
Universal Health Services, Inc.	20,519	1,141,882
Utah Medical Products, Inc.	1,169	34,182
#*Valeant Pharmaceuticals International	13,000	382,200
#*Vanda Pharmaceuticals, Inc.	4,800	48,960
#*Varian Medical Systems, Inc.	6,900	282,762
*Varian, Inc.	13,537	693,094
*Vascular Solutions, Inc.	6,249	48,242
*VCA Antech, Inc.	11,226	267,403
#*Vertex Pharmaceuticals, Inc.	13,281	445,710
*Vical, Inc.	25,367	78,130
*Viropharma, Inc.	38,967	293,811
#*Virtual Radiologic Corp.	4,397	56,501
*Vital Images, Inc.	7,596	86,670
#*Vivus, Inc.	19,444	153,608
#*Volcano Corp.	17,193	246,720
#*Warner Chilcott P.L.C.	10,620	235,233
*Waters Corp.	7,000	402,010
*Watson Pharmaceuticals, Inc.	31,394	1,080,581
*WellCare Health Plans, Inc.	11,800	308,334
*WellPoint, Inc.	83,721	3,914,794
West Pharmaceutical Services, Inc.	7,862	310,313
#*Wright Medical Group, Inc.	19,200	312,000
*XenoPort, Inc.	4,600	76,866
Young Innovations, Inc.	2,489	58,865
*Zimmer Holdings, Inc.	26,580	1,397,311
*Zoll Medical Corp.	10,150	197,113
*Zymogenetics, Inc.	19,600	91,140

Total Health Care		148,420,701

Industrials — (11.8%)
*3D Systems Corp.	8,210	72,412
3M Co.	20,210	1,486,850
A.O. Smith Corp.	12,000	475,560
#AAON, Inc.	7,000	126,070
#*AAR Corp.	20,900	409,849
ABM Industries, Inc.	23,662	444,372
*Acacia Technologies Group	11,041	83,912
*ACCO Brands Corp.	16,100	97,566
Aceto Corp.	12,928	71,621
Actuant Corp.	35,500	554,155
Acuity Brands, Inc.	15,900	503,394

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Administaff, Inc.	9,100	$225,862
*Advisory Board Co. (The)	5,450	134,288
*Aecom Technology Corp.	8,600	217,064
*AeroVironment, Inc.	7,300	194,618
#*AGCO Corp.	44,182	1,241,956
*Air Transport Services Group, Inc.	24,027	62,230
Aircastle, Ltd.	30,200	239,184
#*AirTran Holdings, Inc.	71,500	302,445
Alamo Group, Inc.	4,077	55,855
*Alaska Air Group, Inc.	19,613	504,446
Albany International Corp.	10,400	173,264
Alexander & Baldwin, Inc.	17,229	496,712
#*Allegiant Travel Co.	5,396	203,483
#*Alliant Techsystems, Inc.	3,300	256,674
*Allied Defense Group, Inc.	2,821	17,772
*Altra Holdings, Inc.	12,018	105,398
*Amerco, Inc.	8,537	360,859
#*American Commercial Lines, Inc.	2,925	62,741
American Ecology Corp.	6,400	106,368
American Railcar Industries, Inc.	7,700	77,000
*American Reprographics Co.	17,700	106,200
American Science & Engineering, Inc.	2,898	191,616
*American Superconductor Corp.	3,200	107,264
American Woodmark Corp.	8,341	164,067
Ameron International Corp.	3,810	224,714
Ametek, Inc.	4,160	145,142
Ampco-Pittsburgh Corp.	3,000	80,700
*AMR Corp.	61,270	330,245
*AMREP Corp.	3,060	37,240
*APAC Customer Services, Inc.	6,000	38,700
Apogee Enterprises, Inc.	11,450	151,598
Applied Industrial Technologies, Inc.	25,700	519,911
Applied Signal Technologies, Inc.	6,800	139,332
*Argan, Inc.	5,392	66,591
*Argon ST, Inc.	11,788	219,257
Arkansas Best Corp.	16,400	423,448
#*Armstrong World Industries, Inc.	34,300	1,277,675
#*Astec Industries, Inc.	10,400	239,200
*Astronics Corp.	2,700	22,383
*AT Cross Co.	500	1,875
*ATC Technology Corp.	8,331	174,118
*Atlas Air Worldwide Holdings, Inc.	6,900	181,401
Avery Dennison Corp.	19,935	710,683
#*Avis Budget Group, Inc.	37,800	317,520
#*AZZ, Inc.	5,033	172,431
B.F. Goodrich Co.	28,500	1,548,975
Badger Meter, Inc.	4,100	152,807
*Baker (Michael) Corp.	3,793	135,410
#Baldor Electric Co.	20,067	518,732
*Baldwin Technology Co., Inc. Class A	750	1,335
Barnes Group, Inc.	21,200	336,020
Barrett Business Services, Inc.	4,910	56,956
#*BE Aerospace, Inc.	44,836	794,942
*Beacon Roofing Supply, Inc.	22,540	323,674
Belden, Inc.	20,600	472,770
*Blount International, Inc.	14,484	130,935
*BlueLinx Holdings, Inc.	10,600	31,058
Boeing Co.	22,900	1,094,620
*Bowne & Co., Inc.	14,657	95,710
Brady Co. Class A	22,100	598,468
*Breeze-Eastern Corp.	2,100	12,495

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Briggs & Stratton Corp.	25,500	$476,850
Brink’s Co. (The)	21,400	507,822
#*Broadwind Energy, Inc.	11,600	67,744
*BTU International, Inc.	1,200	6,096
Bucyrus International, Inc.	21,259	944,325
*Builders FirstSource, Inc.	14,991	58,315
Burlington Northern Santa Fe Corp.	54,536	4,107,652
#*C&D Technologies, Inc.	7,000	12,810
#C.H. Robinson Worldwide, Inc.	7,700	424,347
*CAI International, Inc.	5,000	37,500
Carlisle Cos., Inc.	35,529	1,102,820
Cascade Corp.	6,677	165,857
*Casella Waste Systems, Inc.	13,436	37,486
Caterpillar, Inc.	31,000	1,706,860
#*CBIZ, Inc.	34,751	244,647
CDI Corp.	7,100	86,478
*CECO Environmental Corp.	1,100	4,103
*Celadon Group, Inc.	12,200	119,072
#*Cenveo, Inc.	17,300	122,484
*Ceradyne, Inc.	16,800	270,816
*Champion Industries, Inc.	1,100	2,002
*Chart Industries, Inc.	10,961	216,699
*Chase Corp.	3,920	47,040
#Cintas Corp.	37,900	1,049,451
CIRCOR International, Inc.	7,100	193,475
CLAROC, Inc.	18,845	554,608
#*Clean Harbors, Inc.	5,153	290,887
#*Coleman Cable, Inc.	5,021	17,423
*Colfax Corp.	5,500	59,840
*Columbus McKinnon Corp.	6,600	109,230
Comfort Systems USA, Inc.	17,900	195,110
*Command Security Corp.	900	1,935
*Commercial Vehicle Group, Inc.	4,700	22,231
*COMSYS IT Partners, Inc.	6,652	45,566
*Consolidated Graphics, Inc.	4,200	84,252
#*Continental Airlines, Inc.	54,300	624,450
Con-way, Inc.	24,840	819,472
#Cooper Industries P.L.C.	42,648	1,650,051
*Copart, Inc.	15,900	511,503
*Cornell Cos., Inc.	6,800	155,312
Corporate Executive Board Co.	5,942	142,667
#*Corrections Corp. of America	51,100	1,223,334
#*CoStar Group, Inc.	8,600	333,852
Courier Corp.	8,171	121,176
#*Covanta Holding Corp.	58,930	1,012,417
*Covenant Transportation Group, Inc.	606	3,054
*CPI Aerostructures, Inc.	2,087	14,275
*CRA International, Inc.	6,409	158,623
#Crane Co.	22,079	614,900
CSX Corp.	57,246	2,414,636
Cubic Corp.	14,117	490,001
Cummins, Inc.	12,936	557,024
Curtiss-Wright Corp.	20,200	602,364
Danaher Corp.	21,900	1,494,237
Deere & Co.	5,600	255,080
*Delta Air Lines, Inc.	135,400	966,756
Deluxe Corp.	8,929	127,060
Diamond Management & Technology Consultants, Inc.	11,817	69,957
#*Document Security Systems, Inc.	200	556
#*Dollar Thrifty Automotive Group, Inc.	8,700	161,037
#Donaldson Co., Inc.	5,600	199,752

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Dover Corp.	44,300	$1,669,224
Ducommun, Inc.	4,000	68,080
#Dun & Bradstreet Corp. (The)	3,156	241,623
*DXP Enterprises, Inc.	4,400	50,512
*Dycom Industries, Inc.	17,900	176,852
*Dynamex, Inc.	5,395	99,969
Dynamic Materials Corp.	4,427	85,353
*DynCorp International, Inc. Class A	26,851	456,467
#*Eagle Bulk Shipping, Inc.	17,200	81,528
Eastern Co.	1,327	21,192
Eaton Corp.	25,010	1,511,854
Ecology & Environment, Inc. Class A	903	13,094
*EMCOR Group, Inc.	29,475	696,200
Emerson Electric Co.	31,600	1,192,900
#Empire Resources, Inc.	1,400	2,170
#Encore Wire Corp.	15,183	315,047
#*Ener1, Inc.	32,224	160,798
#*Energy Conversion Devices, Inc.	10,252	110,414
EnergySolutions, Inc.	36,413	303,684
*EnerNOC, Inc.	1,017	29,218
*EnerSys, Inc.	20,060	443,326
Ennis, Inc.	14,384	217,918
*EnPro Industries, Inc.	11,094	250,503
Equifax, Inc.	32,900	900,802
#*ESCO Technologies, Inc.	10,775	423,242
Espey Manufacturing & Electronics Corp.	1,611	31,253
*Esterline Technologies Corp.	17,600	741,136
#*Evergreen Solar, Inc.	33,908	49,167
#Expeditors International of Washington, Inc.	12,783	411,868
*Exponent, Inc.	6,300	163,863
#Fastenal Co.	9,742	336,099
Federal Signal Corp.	20,700	127,098
FedEx Corp.	55,500	4,034,295
*First Advantage Corp.	6,374	112,182
*First Solar, Inc.	3,000	365,790
*Flanders Corp.	11,193	56,413
*Flow International Corp.	14,000	33,740
Flowserve Corp.	11,300	1,109,773
Fluor Corp.	8,050	357,581
Forward Air Corp.	9,565	204,117
*Foster Wheeler AG	100	2,799
*Franklin Covey Co.	10,869	56,736
Franklin Electric Co., Inc.	9,400	256,432
#Freightcar America, Inc.	7,900	186,282
Frozen Food Express Industries, Inc.	100	290
#*FTI Consulting, Inc.	14,364	586,195
*Fuel Tech, Inc.	6,238	72,174
#*FuelCell Energy, Inc.	13,200	43,956
*Furmanite Corp.	14,900	53,342
G & K Services, Inc. Class A	2,700	59,805
*Gardner Denver Machinery, Inc.	25,600	919,296
GATX Corp.	29,300	796,374
#*Genco Shipping & Trading, Ltd.	12,300	244,647
*Gencor Industries, Inc.	1,000	7,500
*GenCorp, Inc.	15,287	113,735
*General Cable Corp.	12,970	403,886
General Dynamics Corp.	30,200	1,893,540
General Electric Co.	1,163,033	16,584,851
#*Genesee & Wyoming, Inc.	11,978	347,482
*GEO Group, Inc. (The)	23,800	503,370
#*GeoEye, Inc.	9,400	238,478

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Gibraltar Industries, Inc.	18,000	$194,760
Gorman-Rupp Co. (The)	6,300	155,547
*GP Strategies Corp.	6,975	49,104
Graco, Inc.	7,300	201,042
*Graftech International, Ltd.	29,880	403,380
Graham Corp.	4,700	66,599
Granite Construction, Inc.	13,962	398,755
Great Lakes Dredge & Dock Corp.	26,224	160,753
*Greenbrier Cos., Inc.	5,700	50,616
*Griffon Corp.	33,968	297,899
*H&E Equipment Services, Inc.	17,674	187,344
Hardinge, Inc.	3,134	16,454
Harsco Corp.	16,250	511,712
*Hawaiian Holdings, Inc.	32,942	233,559
Healthcare Services Group, Inc.	15,322	302,610
Heartland Express, Inc.	15,000	204,000
#HEICO Corp.	5,400	205,362
HEICO Corp. Class A	11,972	369,456
Heidrick & Struggles International, Inc.	8,900	243,504
*Heritage-Crystal Clean, Inc.	500	6,250
*Herley Industries, Inc.	300	3,393
Herman Miller, Inc.	13,000	200,850
#*Hertz Global Holdings, Inc.	126,584	1,178,497
#*Hexcel Corp.	42,000	462,000
*Hill International, Inc.	17,050	114,576
Hi-Shear Technology Corp.	200	3,842
HNI Corp.	17,955	472,576
#*Hoku Scientific, Inc.	9,164	20,161
Honeywell International, Inc.	31,964	1,147,188
Horizon Lines, Inc.	10,600	55,650
Houston Wire & Cable Co.	6,161	74,486
*Hub Group, Inc. Class A	15,421	383,366
#Hubbell, Inc. Class A	1,593	64,516
Hubbell, Inc. Class B	18,300	778,299
*Hudson Highland Group, Inc.	6,688	21,669
*Hurco Cos., Inc.	2,300	36,570
*Huron Consulting Group, Inc.	3,300	76,560
*ICF International, Inc.	6,000	171,900
*ICT Group, Inc.	5,133	81,358
IDEX Corp.	39,139	1,112,722
#*IHS, Inc.	7,500	388,200
*II-VI, Inc.	11,804	312,452
Illinois Tool Works, Inc.	25,600	1,175,552
Ingersoll-Rand P.L.C.	62,700	1,980,693
*InnerWorkings, Inc.	19,347	99,637
*Innotrac Corp.	558	1,786
*Innovative Solutions & Support, Inc.	12,137	55,345
*Insituform Technologies, Inc. Class A	16,896	358,195
Insteel Industries, Inc.	6,213	69,089
*Integrated Electrical Services, Inc.	4,991	32,841
Interface, Inc. Class A	24,621	191,059
*Interline Brands, Inc.	14,500	211,700
International Shipholding Corp.	901	29,868
*Intersections, Inc.	3,851	21,951
#*Iron Mountain, Inc.	50,200	1,226,386
ITT Industries, Inc.	21,200	1,074,840
#J.B. Hunt Transport Services, Inc.	8,700	261,522
#*Jacobs Engineering Group, Inc.	8,092	342,211
#*JetBlue Airways Corp.	182,640	905,894
John Bean Technologies Corp.	6,569	107,863
#Joy Global, Inc.	7,939	400,205

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kadant, Inc.	2,600	$33,514
Kaman Corp. Class A	9,700	200,402
#*Kansas City Southern.	45,100	1,092,773
Kaydon Corp.	12,900	451,371
KBR, Inc.	200	4,094
*Kelly Services, Inc . Class A	19,065	211,240
Kennametal, Inc.	33,271	783,865
*Key Technology, Inc.	1,967	21,342
*Kforce, Inc.	21,855	256,359
Kimball International, Inc. Class B	14,644	109,830
#*Kirby Corp.	22,100	746,980
Knight Transportation, Inc.	29,300	469,972
Knoll, Inc.	14,375	140,875
*Korn/Ferry International	26,700	426,132
*Kratos Defense & Security Solutions, Inc.	775	8,432
*K-Tron International, Inc.	900	85,545
*L.B. Foster Co. Class A	3,470	97,438
L.S. Starrett Co. Class A	1,500	15,375
L-3 Communications Holdings, Inc.	17,500	1,265,075
*LaBarge, Inc.	11,726	130,159
*Ladish Co., Inc.	10,110	131,026
Landstar System, Inc.	7,400	260,776
Lawson Products, Inc.	500	7,775
*Layne Christensen Co.	7,321	189,614
*LECG Corp.	6,030	20,804
#Lennox International, Inc.	8,000	269,360
Lincoln Electric Holdings, Inc.	17,600	834,944
Lindsay Corp.	3,000	98,490
*LMI Aerospace, Inc.	4,825	51,965
Lockheed Martin Corp.	11,684	803,742
LSI Industries, Inc.	16,278	113,783
*Lydall, Inc.	2,871	14,355
*M&F Worldwide Corp.	8,500	180,880
*Magnetek, Inc.	6,300	7,875
#Manitowoc Co., Inc. (The)	28,200	257,748
#Manpower, Inc.	13,100	621,071
*Marten Transport, Ltd.	13,600	238,544
Masco Corp.	96,930	1,138,928
#*Mastec, Inc.	31,700	374,060
*McDermott International, Inc.	2,090	46,461
McGrath Rentcorp	14,069	277,863
*Metalico, Inc.	16,800	67,872
Met-Pro Corp.	11,066	101,807
*MFRI, Inc.	1,957	13,151
#*Microvision, Inc.	6,313	23,421
*Middleby Corp.	6,500	294,515
*Miller Industries, Inc.	4,311	43,326
Mine Safety Appliances Co.	18,800	479,212
*Mobile Mini, Inc.	18,400	266,800
#*Monster Worldwide, Inc.	69,841	1,014,091
*Moog, Inc.	17,265	431,107
*Moog, Inc. Class B	1,632	41,616
*MPS Group, Inc.	16,000	216,320
MSC Industrial Direct Co., Inc. Class A.	9,100	391,755
Mueller Industries, Inc.	19,670	465,392
Mueller Water Products, Inc.	65,372	292,867
Multi-Color Corp.	6,566	87,131
*MYR Group, Inc.	5,934	101,946
NACCO Industries, Inc. Class A	3,600	214,560
National Technical Systems, Inc.	4,384	24,901
*Navigant Consulting, Inc.	24,300	346,032

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Navistar International Corp.	3,692	$122,353
*NCI Building Systems, Inc.	9,000	17,640
*NN, Inc.	3,227	14,360
Nordson Corp.	13,350	704,480
Norfolk Southern Corp.	64,773	3,019,717
*North American Galvanizing & Coating, Inc.	6,640	33,333
Northrop Grumman Corp.	52,350	2,624,306
*Northwest Pipe Co.	3,555	107,006
#*Ocean Power Technologies, Inc.	1,100	6,666
*Old Dominion Freight Line, Inc.	19,200	499,008
*Omega Flex, Inc.	3,089	48,034
*On Assignment, Inc.	15,744	95,094
*Orbital Sciences Corp.	23,220	299,074
*Orion Marine Group, Inc.	6,800	129,472
*Oshkosh Truck Corp. Class B	22,348	698,598
Otter Tail Corp.	10,000	232,600
*Owens Corning, Inc.	78,413	1,733,711
*P.A.M. Transportation Services, Inc.	2,200	17,072
Paccar, Inc.	18,200	680,862
*Pacer International, Inc.	7,900	22,594
Pall Corp.	2,500	79,350
Parker Hannifin Corp.	28,200	1,493,472
*Park-Ohio Holdings Corp.	9,716	60,434
*Patrick Industries, Inc.	1,800	3,600
*Patriot Transportation Holding, Inc.	1,472	129,536
Pentair, Inc.	39,328	1,144,445
*PGT, Inc.	7,742	19,123
*Pike Electric Corp.	15,258	191,488
*Pinnacle Airlines Corp.	9,030	54,451
Pitney Bowes, Inc.	12,800	313,600
*Plug Power, Inc.	12,926	11,116
*PMFG, Inc.	2,160	31,255
*Polypore International, Inc.	18,100	198,376
Portec Rail Products, Inc.	3,113	27,114
*Powell Industries, Inc.	4,700	172,866
#*Power-One, Inc.	18,557	51,032
*PowerSecure International, Inc.	7,600	63,232
Precision Castparts Corp.	15,200	1,449,776
Preformed Line Products Co.	1,824	70,224
*PRG-Schultz International, Inc.	4,300	22,274
*Protection One, Inc.	8,425	45,326
Providence & Worcester Railroad Co.	100	1,112
*Quality Distribution, Inc.	6,620	24,759
Quanex Building Products Corp.	12,800	190,336
*Quanta Services, Inc.	40,622	861,186
#*Quixote Corp.	4,311	8,881
R. R. Donnelley & Sons Co.	83,089	1,668,427
Raven Industries, Inc.	6,000	148,200
Raytheon Co.	36,700	1,661,776
*RBC Bearings, Inc.	9,911	213,186
*RCM Technologies, Inc.	1,742	3,954
#Regal-Beloit Corp.	15,566	729,734
Republic Services, Inc.	56,509	1,464,148
*Resources Connection, Inc.	19,169	331,049
Robbins & Myers, Inc.	14,500	336,400
Robert Half International, Inc.	3,654	84,773
Rockwell Automation, Inc.	31,200	1,277,640
Rockwell Collins, Inc.	9,858	496,646
Rollins, Inc.	3,850	69,608
Roper Industries, Inc.	24,923	1,259,858
*RSC Holdings, Inc.	25,600	172,544

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Rush Enterprises, Inc. Class A	14,350	$156,702
*Rush Enterprises, Inc. Class B	1,308	11,968
Ryder System, Inc.	34,100	1,382,755
*Sauer-Danfoss, Inc.	10,900	78,480
Schawk, Inc.	15,296	150,207
#*School Specialty, Inc.	7,109	158,175
Seaboard Corp.	181	244,531
Servotronics, Inc.	212	1,569
*Shaw Group, Inc.	12,230	313,822
*SIFCO Industries, Inc.	1,400	18,690
Simpson Manufacturing Co., Inc.	20,097	470,069
SkyWest, Inc.	43,600	609,092
*SL Industries, Inc.	4,400	36,080
Southwest Airlines Co.	259,600	2,180,640
*Sparton Corp.	1,700	7,055
*Spire Corp.	3,100	14,539
#*Spirit AeroSystems Holdings, Inc. Class A	25,609	407,695
#SPX Corp.	15,446	815,240
*Standard Parking Corp.	6,064	106,726
Standard Register Co.	11,598	55,322
Standex International Corp.	7,200	126,576
#*Stanley, Inc.	9,693	273,827
Steelcase, Inc. Class A	43,900	253,303
#*Stericycle, Inc.	7,200	377,064
*Sterling Construction Co., Inc.	7,000	112,910
Sun Hydraulics, Inc.	7,200	137,232
*SunPower Corp. Class A	6,150	152,582
#*SunPower Corp. Class B	7,450	161,367
Superior Uniform Group, Inc.	4,706	41,413
*Sykes Enterprises, Inc.	22,625	537,118
*Sypris Solutions, Inc.	400	1,240
TAL International Group, Inc.	12,400	147,064
*Taser International, Inc.	31,444	128,606
*Team, Inc.	7,600	123,348
*Tecumseh Products Co. Class A	2,800	29,260
*Tecumseh Products Co. Class B	500	5,185
*Teledyne Technologies, Inc.	11,931	407,563
Tennant Co.	8,700	231,942
#*Terex Corp.	33,891	685,276
*Tetra Tech, Inc.	13,160	338,607
#Textainer Group Holdings, Ltd.	10,900	164,154
Textron, Inc.	22,600	401,828
*Thomas & Betts Corp.	32,200	1,101,562
*Thomas Group, Inc.	600	546
Timken Co.	59,100	1,301,973
Titan International, Inc.	12,475	104,790
*Titan Machinery, Inc.	7,500	80,475
Todd Shipyards Corp.	2,413	40,249
Toro Co.	11,900	440,538
*Trailer Bridge, Inc.	3,127	12,571
*TransDigm Group, Inc.	20,184	790,809
*TRC Cos., Inc.	4,203	13,324
Tredegar Industries, Inc.	12,040	164,105
*Trex Co., Inc.	8,091	128,728
*Trimas Corp.	10,800	48,600
Trinity Industries, Inc.	39,500	666,760
Triumph Group, Inc.	8,800	411,928
*TrueBlue, Inc.	18,400	222,640
*Tufco Technologies, Inc.	400	1,004
*Tutor Perini Corp.	16,801	296,538
Twin Disc, Inc.	8,316	78,087

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Tyco International, Ltd.	36,500	$1,224,575
*U.S. Home Systems, Inc.	1,540	3,634
*UAL Corp.	21,381	139,190
*Ultralife Corp.	9,810	35,905
Union Pacific Corp.	87,049	4,799,882
*United Capital Corp.	1,938	35,194
United Parcel Service, Inc.	20,714	1,111,928
*United Rentals, Inc.	25,580	242,754
*United Stationers, Inc.	12,900	608,106
United Technologies Corp.	42,432	2,607,446
Universal Forest Products, Inc.	6,800	242,624
Universal Truckload Services, Inc.	7,337	120,620
*UQM Technologies, Inc.	4,600	21,620
*URS Corp.	30,100	1,169,686
#*US Airways Group, Inc.	48,940	149,756
*USA Truck, Inc.	6,887	77,341
#*USG Corp.	40,806	536,191
#UTI Worldwide, Inc.	22,615	282,009
#Valmont Industries, Inc.	5,700	411,939
*Versar, Inc.	3,144	12,073
Viad Corp.	11,000	192,500
*Vicor Corp.	11,737	80,046
Virco Manufacturing Corp.	1,099	3,055
*Volt Information Sciences, Inc.	7,400	60,014
VSE Corp.	2,100	91,959
W.W. Grainger, Inc.	5,290	495,832
*Wabash National Corp.	17,000	33,320
Wabtec Corp.	10,860	399,214
*Waste Connections, Inc.	23,473	737,756
#Waste Management, Inc.	33,687	1,006,568
*Waste Services, Inc.	8,200	53,792
Watsco, Inc. Class A	8,124	416,111
Watsco, Inc. Class B	700	35,917
Watson Wyatt Worldwide, Inc.	14,000	610,120
Watts Water Technologies, Inc.	17,197	485,815
*WCA Waste Corp.	3,600	14,436
Werner Enterprises, Inc.	36,613	686,494
*WESCO International, Inc.	17,281	441,702
*Willis Lease Finance Corp.	3,067	39,043
Woodward Governor Co.	10,400	244,504
#*YRC Worldwide, Inc.	27,900	101,835

Total Industrials		193,998,767

Information Technology — (12.9%)
*3Com Corp.	294,333	1,512,872
*3PAR, Inc.	9,600	90,336
*ACI Worldwide, Inc.	13,259	213,337
*Acme Packet, Inc.	19,229	188,252
*Acorn Energy, Inc.	1,304	9,115
*Actel Corp.	10,597	126,316
*ActivIdentity Corp.	15,824	35,920
*Activision Blizzard, Inc.	230,237	2,493,467
*Actuate Corp.	32,492	162,785
*Acxiom Corp.	44,709	513,259
*Adaptec, Inc.	71,658	228,589
#*ADC Telecommunications, Inc.	40,698	264,130
*Adept Technology, Inc.	1,680	4,032
#*Adobe Systems, Inc.	22,600	744,444
Adtran, Inc.	25,300	582,912
*Advanced Analogic Technologies, Inc.	16,396	51,647
*Advanced Energy Industries, Inc.	20,400	249,084

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Advanced Micro Devices, Inc.	187,092	$860,623
#*Advent Software, Inc.	7,300	279,006
*Aehr Test Systems	1,179	1,556
*Aetrium, Inc.	1,400	3,906
*Affiliated Computer Services, Inc. Class A	25,220	1,313,710
*Agilent Technologies, Inc.	61,823	1,529,501
Agilysys, Inc.	500	2,355
*Airvana, Inc.	25,441	155,444
#*Akamai Technologies, Inc.	4,023	88,506
#*Alliance Data Systems Corp.	4,550	250,159
Altera Corp.	20,600	407,674
#*Amdocs, Ltd.	47,613	1,199,848
American Software, Inc. Class A	13,044	84,786
#*Amkor Technology, Inc.	28,710	158,192
Amphenol Corp.	4,200	168,504
*Amtech Systems, Inc.	2,400	12,960
*Anadigics, Inc.	24,800	79,608
Analog Devices, Inc.	15,100	387,013
*Anaren, Inc.	6,368	93,100
#*Anixter International, Inc.	17,600	736,560
*Ansys, Inc.	23,182	940,726
*Apple, Inc.	27,332	5,152,082
Applied Materials, Inc.	93,833	1,144,763
*Applied Micro Circuits Corp.	36,093	282,247
*ArcSight, Inc.	3,600	88,992
#*Ariba, Inc.	42,870	506,723
#*Arris Group, Inc.	77,992	800,198
*Arrow Electronics, Inc.	49,200	1,246,728
*Art Technology Group, Inc.	39,906	164,413
*Aruba Networks, Inc.	22,400	175,168
*Aspen Technology, Inc.	2,700	28,350
Astro-Med, Inc.	668	4,142
#*Atheros Communications, Inc.	27,500	677,050
*Atmel Corp.	151,613	564,000
*ATMI, Inc.	13,027	197,359
*AuthenTec, Inc.	6,900	17,043
*Autobytel, Inc.	3,101	2,326
*Autodesk, Inc.	16,300	406,359
Automatic Data Processing, Inc.	16,300	648,740
*Avid Technology, Inc.	16,300	205,869
*Avnet, Inc.	43,200	1,070,496
*Avocent Corp.	24,785	616,403
AVX Corp.	104,796	1,186,291
*Aware, Inc.	3,543	8,291
*AXT, Inc.	5,705	13,179
Bel Fuse, Inc. Class A	1,600	28,416
Bel Fuse, Inc. Class B	5,033	91,097
*Bell Microproducts, Inc.	4,900	14,308
*Benchmark Electronics, Inc.	43,000	722,400
*BigBand Networks, Inc.	25,958	96,045
Black Box Corp.	13,400	355,234
Blackbaud, Inc.	7,700	170,863
*Blackboard, Inc.	9,400	333,418
*Blue Coat Systems, Inc.	19,000	423,320
*BMC Software, Inc.	13,485	501,103
*Bottomline Technologies, Inc.	12,962	190,282
*Brightpoint, Inc.	35,700	263,109
#*Broadcom Corp.	64,700	1,721,667
Broadridge Financial Solutions, Inc.	27,575	573,836
*Brocade Communications Systems, Inc.	129,083	1,107,532
*Brooks Automation, Inc.	400	2,752

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*BSQUARE Corp.	3,074	$7,132
CA, Inc.	36,920	772,366
*Cabot Microelectronics Corp.	10,310	329,714
*CACI International, Inc. Class A	15,705	747,872
*Cadence Design Systems, Inc.	160,400	980,044
*CalAmp Corp.	4,886	15,195
*California Micro Devices Corp.	6,728	20,117
*Callidus Software, Inc.	10,223	31,180
*Cascade Microtech, Inc.	3,033	16,378
Cass Information Systems, Inc.	4,100	121,893
*Cavium Networks, Inc.	9,900	187,704
*CEVA, Inc.	9,832	99,598
*Checkpoint Systems, Inc.	21,600	293,112
*Chordiant Software, Inc.	10,503	36,550
*Ciber, Inc.	14,200	45,724
#*Ciena Corp.	38,973	457,153
*Cirrus Logic, Inc.	37,222	180,154
*Cisco Sytems, Inc.	153,862	3,515,747
#*Citrix Systems, Inc.	19,400	713,144
*Clearfield, Inc.	2,500	9,725
*Cogent, Inc.	32,228	311,000
Cognex Corp.	24,800	399,032
*Cognizant Technology Solutions Corp.	10,850	419,352
*Coherent, Inc.	15,397	386,927
Cohu, Inc.	10,402	118,375
#*CommScope, Inc.	33,009	891,903
Communications Systems, Inc.	6,432	70,623
*CommVault Systems, Inc.	5,177	101,987
*Computer Sciences Corp.	57,400	2,910,754
*Computer Task Group, Inc.	5,700	39,729
*Compuware Corp.	93,155	657,674
*comScore, Inc.	7,900	121,107
*Comtech Telecommunications Corp.	9,000	289,080
*Comverge, Inc.	8,800	100,408
#*Concur Technologies, Inc.	9,029	321,794
*Concurrent Computer Corp.	1,452	5,576
*Conexant Systems, Inc.	18,700	51,238
*Constant Contact, Inc.	2,800	46,396
*Convergys Corp.	40,000	434,000
Corning, Inc.	113,518	1,658,498
*CPI International, Inc.	7,656	75,794
*Cray, Inc.	13,977	104,268
#*Cree, Inc.	49,307	2,075,825
*CSG Systems International, Inc.	8,500	138,890
*CyberOptics Corp.	1,680	10,130
#*CyberSource Corp.	31,413	514,545
#*Cymer, Inc.	17,100	585,504
*Cypress Semiconductor Corp.	66,500	560,595
Daktronics, Inc.	16,300	122,576
*Datalink Corp.	3,601	14,332
*DDi Corp.	10,072	40,792
*DealerTrack Holdings, Inc.	18,900	311,472
*Dell, Inc.	71,350	1,033,862
*Deltek, Inc.	7,200	51,480
*DemandTec, Inc.	3,400	29,886
*DG FastChannel, Inc.	10,791	226,287
*Dice Holdings, Inc.	23,208	139,480
Diebold, Inc.	4,068	123,016
*Digi International, Inc.	12,286	97,674
*Digimarc Corp.	2,451	34,314
*Digital River, Inc.	17,200	392,676

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Diodes, Inc.	16,900	$276,822
*DivX, Inc.	13,062	62,828
*Dolby Laboratories, Inc.	3,733	156,562
*Dot Hill Systems Corp.	6,469	11,774
*Double-Take Software, Inc.	10,122	93,831
*DSP Group, Inc.	11,800	68,204
*DST Systems, Inc.	5,500	229,405
#*DTS, Inc.	9,245	261,171
*Dynamics Research Corp.	2,369	30,347
EarthLink, Inc.	55,146	446,683
*eBay, Inc.	90,612	2,017,929
#*Ebix, Inc.	1,800	110,880
*Echelon Corp.	16,850	230,002
*EchoStar Corp.	11,938	216,794
*Edgewater Technology, Inc.	2,837	8,085
Electro Rent Corp.	14,817	158,690
*Electro Scientific Industries, Inc.	200	2,188
*Electronic Arts, Inc.	52,860	964,166
*Electronics for Imaging, Inc.	27,900	325,314
*eLoyalty Corp.	2,980	23,244
*EMC Corp.	139,000	2,289,330
#*EMCORE Corp.	5,386	5,494
*EMS Technologies, Inc.	7,202	125,531
*Emulex Corp.	45,600	460,560
*Endwave Corp.	1,814	4,227
*Entegris, Inc.	72,956	274,315
*Entorian Technologies, Inc.	114	542
*Entropic Communications, Inc.	30,050	79,032
*Epicor Software Corp.	26,864	207,390
#*EPIQ Systems, Inc.	17,400	219,414
*ePlus, Inc.	1,945	29,253
*Equinix, Inc.	5,195	443,237
*Euronet Worldwide, Inc.	21,600	510,840
*Exar Corp.	17,454	120,433
*ExlService Holdings, Inc.	11,474	156,161
*Extreme Networks	35,200	70,048
*F5 Networks, Inc.	5,810	260,811
FactSet Research Systems, Inc.	4,600	294,630
Fair Isaac Corp.	25,297	514,288
*Fairchild Semiconductor Corp. Class A	51,900	388,212
*FalconStor Software, Inc.	16,380	54,545
*Faro Technologies, Inc.	6,930	107,138
#*FEI Co.	19,248	458,295
Fidelity National Information Services, Inc.	77,564	1,687,793
#*Fiserv, Inc.	39,100	1,793,517
*FLIR Systems, Inc.	7,537	209,604
*FormFactor, Inc.	28,937	491,640
*Forrester Research, Inc.	11,400	288,762
*Frequency Electronics, Inc.	700	3,080
*Gartner Group, Inc.	9,400	175,028
*Gerber Scientific, Inc.	9,441	43,617
*Global Cash Access, Inc.	27,100	171,543
Global Payments, Inc.	6,700	329,841
*Globecomm Systems, Inc.	8,200	55,432
*Glu Mobile, Inc.	4,941	5,139
*Google, Inc.	7,940	4,256,793
*GSE Systems, Inc.	1,100	6,622
#*GSI Commerce, Inc.	22,400	424,928
*GSI Technology, Inc.	10,812	39,031
*GTSI Corp.	605	4,507
*Guidance Software, Inc.	6,777	37,748

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Hackett Group, Inc.	15,038	$46,919
*Harmonic, Inc.	39,010	204,802
Harris Corp.	8,200	342,104
*Harris Stratex Networks, Inc. Class A	12,930	81,459
*Hauppauge Digital, Inc.	200	160
Heartland Payment Systems, Inc.	12,500	153,625
*Henry Bros. Electronics, Inc.	353	1,673
*Hewitt Associates, Inc. Class A	4,200	149,184
Hewlett-Packard Co.	150,483	7,141,923
*Hittite Microwave Corp.	7,000	257,600
*Hughes Communications, Inc.	6,106	142,392
*Hutchinson Technology, Inc.	8,663	50,419
*Hypercom Corp.	21,400	60,990
*I.D. Systems, Inc.	3,786	13,819
#*i2 Technologies, Inc.	2,200	34,628
*IAC/InterActiveCorp	77,073	1,459,763
*ICx Technologies, Inc.	568	2,868
*iGATE Corp.	21,779	192,309
*Ikanos Communications, Inc.	4,000	6,920
*Imation Corp.	14,057	123,983
Imergent, Inc.	800	5,320
*Immersion Corp.	10,780	39,563
#*Infinera Corp.	33,200	246,676
*infoGROUP, Inc.	23,587	154,731
#*Informatica Corp.	17,096	362,948
*InfoSpace, Inc.	21,761	186,492
*Ingram Micro, Inc.	90,600	1,599,090
*Innodata Isogen, Inc.	8,423	54,581
*Insight Enterprises, Inc.	34,850	366,622
*Integral Systems, Inc.	9,000	75,600
*Integrated Device Technology, Inc.	90,784	533,810
*Integrated Silicon Solution, Inc.	5,944	20,804
Intel Corp.	314,896	6,017,663
*Intellon Corp.	12,930	88,829
*Interactive Intelligence, Inc.	7,742	129,833
#*InterDigital, Inc.	7,200	148,032
*Intermec, Inc.	27,900	343,728
*Internap Network Services Corp.	28,107	89,942
International Business Machines Corp.	43,923	5,297,553
*International Rectifier Corp.	35,690	652,413
*Internet Brands, Inc.	16,735	124,508
*Internet Capital Group, Inc.	7,300	53,071
Intersil Corp.	48,226	605,236
*Intevac, Inc.	10,256	104,611
*IntriCon Corp.	3,283	11,080
*Intuit, Inc.	18,374	534,132
*INX, Inc.	1,650	11,088
iPass, Inc.	5,443	7,076
#*IPG Photonics Corp.	18,700	255,442
*Isilon Systems, Inc.	21,043	110,476
*Iteris, Inc.	4,900	6,958
#*Itron, Inc.	18,750	1,125,750
*Ixia	33,193	220,733
*IXYS Corp.	20,163	135,092
#*j2 Global Communications, Inc.	11,900	243,355
Jabil Circuit, Inc.	121,565	1,626,540
Jack Henry & Associates, Inc.	17,840	411,569
*JDA Software Group, Inc.	15,098	299,544
*JDS Uniphase Corp.	94,078	525,896
#*Juniper Networks, Inc.	36,938	942,288
Keithley Instruments, Inc.	4,000	13,040

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Kenexa Corp.	9,883	$124,526
*KEY Tronic Corp.	808	1,826
*Keynote Systems, Inc.	3,800	38,836
#KLA-Tencor Corp.	28,080	912,881
*Knot, Inc. (The)	15,480	165,172
*Kopin Corp.	30,106	133,671
*Kulicke & Soffa Industries, Inc.	31,000	144,150
*KVH Industries, Inc.	5,027	52,784
*L-1 Identity Solutions, Inc.	65,800	388,878
#*Lam Research Corp.	23,875	805,065
*LaserCard Corp.	3,918	26,251
*Lattice Semiconductor Corp.	30,191	57,665
*Lawson Software, Inc.	73,685	464,952
*LeCroy Corp.	4,246	15,880
Lender Processing Services, Inc.	1,550	61,690
#*Lexmark International, Inc.	28,400	724,200
*Limelight Networks, Inc.	33,737	117,742
Linear Technology Corp.	17,031	440,762
*Lionbridge Technologies, Inc.	14,232	29,745
*Liquidity Services, Inc.	10,634	102,299
*Littlefuse, Inc.	11,700	322,452
*LoJack Corp.	7,884	33,270
*LookSmart, Ltd.	2,071	2,713
#*LoopNet, Inc.	12,800	111,744
*Loral Space & Communications, Inc.	6,881	181,796
*LSI Corp.	137,390	703,437
#*Magma Design Automation, Inc.	15,000	32,250
*Manhattan Associates, Inc.	11,370	260,942
*ManTech International Corp. Class A	4,300	188,598
Marchex, Inc. Class B	7,500	33,975
MasterCard, Inc. Class A	3,226	706,559
*Mattson Technology, Inc.	16,700	35,404
Maxim Integrated Products, Inc.	15,983	266,437
Maximus, Inc.	11,200	518,112
*Maxwell Technologies, Inc.	7,627	136,752
*McAfee, Inc.	10,800	452,304
*Measurement Specialties, Inc.	5,065	39,051
*MEMC Electronic Materials, Inc.	32,654	405,563
*MEMSIC, Inc.	2,660	9,044
*Mentor Graphics Corp.	48,345	352,918
*Mercury Computer Systems, Inc.	9,250	98,975
Mesa Laboratories, Inc.	800	19,200
Methode Electronics, Inc.	18,177	131,783
Micrel, Inc.	27,668	206,680
Microchip Technology, Inc.	13,325	319,267
*Micron Technology, Inc.	172,934	1,174,222
*Micros Systems, Inc.	30,000	807,600
*Microsemi Corp.	34,934	464,972
Microsoft Corp.	263,082	7,295,264
*MicroStrategy, Inc.	2,192	191,296
*Microtune, Inc.	20,391	34,869
*Mindspeed Technologies, Inc.	2,500	8,725
*MIPS Technologies, Inc.	18,132	71,621
*MKS Instruments, Inc.	7,400	115,736
Mocon, Inc.	272	2,190
*ModusLink Global Solutions, Inc.	20,050	164,811
Molex, Inc.	28,500	532,095
Molex, Inc. Class A	26,116	432,220
*MoneyGram International, Inc.	21,496	64,273
#*Monolithic Power Systems, Inc.	4,584	91,634
*Monotype Imaging Holdings, Inc.	10,655	80,126

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MoSys, Inc.	5,800	$13,688
Motorola, Inc.	314,028	2,691,220
*Move, Inc.	26,655	54,643
MTS Systems Corp.	9,407	249,286
*Multi-Fineline Electronix, Inc.	14,500	395,125
*Nanometrics, Inc.	6,357	52,127
National Instruments Corp.	16,500	440,550
#National Semiconductor Corp.	18,500	239,390
#*NCI, Inc.	1,434	38,589
*NCR Corp.	66,184	671,768
*NetApp, Inc.	13,000	351,650
*Netezza Corp.	19,200	177,408
*NETGEAR, Inc.	14,112	257,262
*NetLogic Microsystems, Inc.	8,468	321,869
*NetScout Systems, Inc.	20,229	248,614
*NetSuite, Inc.	5,500	76,835
*Network Equipment Technologies, Inc.	15,350	50,655
*NeuStar, Inc.	10,755	248,440
*NextWave Wireless, Inc.	10,600	6,148
*NIC, Inc.	12,033	105,409
*Novatel Wireless, Inc.	14,000	124,880
*Novell, Inc.	203,700	833,133
*Novellus Systems, Inc.	57,900	1,191,582
*Nu Horizons Electronics Corp.	6,934	26,973
#*Nuance Communications, Inc.	62,200	815,442
*NumereX Corp. Class A	608	2,900
*Nvidia Corp.	125,600	1,502,176
O.I. Corp.	1,118	8,022
*Occam Networks, Inc.	4,954	14,763
*Oclaro, Inc.	9,400	9,964
*OmniVision Technologies, Inc.	21,000	257,460
#*ON Semiconductor Corp.	43,803	293,042
*Online Resources Corp.	10,447	54,847
*Onvia, Inc.	2,875	16,244
*Open Text Corp.	1,234	45,707
*Openwave Systems, Inc.	36,700	83,309
*Oplink Communications, Inc.	9,900	146,817
OPNET Technologies, Inc.	10,088	109,959
*Opnext, Inc.	18,474	45,446
*Optelecom-NKF, Inc.	306	1,203
*Optical Cable Corp.	1,689	5,101
Oracle Corp.	166,850	3,520,535
*ORBCOMM, Inc.	10,610	25,146
*OSI Systems, Inc.	10,074	197,753
#*Palm, Inc.	32,266	374,608
*PAR Technology Corp.	5,190	28,286
*Parametric Technology Corp.	39,828	593,835
Park Electrochemical Corp.	8,848	198,903
#*ParkerVision, Inc.	8,046	22,287
Paychex, Inc.	11,600	329,556
*PC Connection, Inc.	10,981	64,568
*PC Mall, Inc.	4,400	31,196
*PC-Tel, Inc.	10,151	59,485
*PDF Solutions, Inc.	6,985	24,727
Pegasystems, Inc.	14,639	419,700
*Perceptron, Inc.	1,900	6,403
*Perficient, Inc.	11,900	96,866
*Performance Technologies, Inc.	2,917	8,197
*Pericom Semiconductor Corp.	10,300	96,923
*Perot Systems Corp.	72,304	2,164,782
*Pervasive Software, Inc.	4,455	21,830

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Phoenix Technologies, Ltd.	5,100	$11,934
#*Photronics, Inc.	23,157	96,796
*Pixelworks, Inc.	4,400	10,780
*Planar Systems, Inc.	2,008	4,558
Plantronics, Inc.	29,300	706,423
*PLATO Learning, Inc.	3,200	14,144
*Plexus Corp.	16,500	417,450
*PLX Technology, Inc.	12,000	37,680
*PMC-Sierra, Inc.	84,400	719,088
*Polycom, Inc.	43,600	936,092
Power Integrations, Inc.	11,860	370,032
*Presstek, Inc.	6,927	11,776
*Progress Software Corp.	19,300	445,830
*PROS Holdings, Inc.	1,700	15,283
QAD, Inc.	10,860	49,522
*QLogic Corp.	19,100	335,014
QUALCOMM, Inc.	55,220	2,286,660
Qualstar Corp.	500	955
*Quest Software, Inc.	43,700	732,849
*QuickLogic Corp.	2,820	6,091
*Radiant Systems, Inc.	14,050	138,252
*RadiSys Corp.	12,264	104,367
*Rainmaker Systems, Inc.	5,112	6,901
#*Rambus, Inc.	12,400	198,400
*Ramtron International Corp.	4,487	7,583
*RealNetworks, Inc.	82,000	292,740
#*Red Hat, Inc.	12,900	332,949
*Relm Wireless Corp.	700	1,939
Renaissance Learning, Inc.	8,783	79,750
#*RF Micro Devices, Inc.	96,072	382,367
Richardson Electronics, Ltd.	4,908	27,730
*RightNow Technologies, Inc.	5,935	90,568
*Rimage Corp.	5,808	106,867
*Riverbed Technology, Inc.	26,800	549,132
*Rofin-Sinar Technologies, Inc.	13,400	287,430
*Rogers Corp.	9,528	247,252
*Rovi Corp.	60,706	1,672,450
#*Rubicon Technology, Inc.	8,200	123,984
*Rudolph Technologies, Inc.	12,794	81,114
*S1 Corp.	41,070	246,420
*Saba Software, Inc.	8,300	35,607
*SAIC, Inc.	9,100	161,161
*Salary.com, Inc.	1,549	4,275
#*Salesforce.com, Inc.	4,955	281,196
*Sandisk Corp.	63,900	1,308,672
*Sanmina-SCI Corp.	5,000	32,100
*Sapient Corp.	60,300	490,842
*SAVVIS, Inc.	23,662	349,961
*ScanSource, Inc.	11,500	291,985
*Scientific Learning Corp.	1,102	5,565
*SCM Microsystems, Inc.	826	2,082
*SeaChange International, Inc.	16,030	108,523
*Seagate Technology LLC	23,343	325,635
*Semitool, Inc.	14,502	102,384
#*Semtech Corp.	28,965	448,089
*ShoreTel, Inc.	17,800	116,946
#*Sigma Designs, Inc.	10,500	126,105
*Silicon Graphics International Corp.	11,700	69,732
*Silicon Image, Inc.	27,644	58,329
*Silicon Laboratories, Inc.	16,200	678,780
*SiliconStorageTechnology,Inc.	20,731	42,084

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Skyworks Solutions, Inc.	94,195	$982,454
*Smart Modular Technologies (WWH), Inc.	23,897	97,022
*Smith Micro Software, Inc.	18,086	164,221
Solera Holdings, Inc.	700	22,554
*Sonic Solutions, Inc.	22,099	107,401
*SonicWALL, Inc.	34,500	273,930
*Sonus Networks, Inc.	54,896	105,400
#*Soundbite Communications, Inc.	500	1,500
*Sourcefire, Inc.	9,700	196,910
*Spark Networks, Inc.	3,744	10,146
*Spectrum Control, Inc.	4,848	40,966
*SRA International, Inc.	20,300	380,828
*SRS Labs, Inc.	8,071	52,381
*Standard Microsystems Corp.	8,744	168,409
*StarTek, Inc.	6,300	36,540
*STEC, Inc.	18,060	385,039
#*Stratasys, Inc.	9,100	143,598
#*SuccessFactors, Inc.	16,500	252,285
*Sun Microsystems, Inc.	300	2,454
*Super Micro Computer, Inc.	13,523	108,995
*Supertex, Inc.	6,800	164,900
*Support.com, Inc.	17,532	42,077
*Switch & Data Facilities Co., Inc.	6,900	115,437
#*Sybase, Inc.	16,490	652,344
*Sycamore Networks, Inc.	177,229	505,103
*Symantec Corp.	96,426	1,695,169
*Symmetricom, Inc.	17,380	83,250
*Symyx Technologies, Inc.	13,440	78,893
#*Synaptics, Inc.	5,550	124,875
*Synchronoss Technologies, Inc.	14,900	170,009
*SYNNEX Corp.	15,000	385,950
*Synopsys, Inc.	39,400	866,800
Syntel, Inc.	3,239	116,053
#*Take-Two Interactive Software, Inc.	34,919	383,061
#*Taleo Corp. Class A	9,100	197,834
*Tech Data Corp.	28,563	1,097,676
Technitrol, Inc.	17,800	138,662
*TechTarget, Inc.	9,116	57,431
*TechTeam Global, Inc.	3,264	25,557
*Techwell, Inc.	8,300	86,154
*Tekelec	33,100	497,162
*TeleCommunication Systems, Inc.	14,600	130,524
*TeleTech Holdings, Inc.	22,500	402,525
*Tellabs, Inc.	234,313	1,410,564
*Telular Corp.	5,320	15,800
*Teradata Corp.	22,000	613,360
#*Teradyne, Inc.	69,100	578,367
*Terremark Worldwide, Inc.	21,186	135,379
Tessco Technologies, Inc.	3,300	55,935
*Tessera Technologies, Inc.	26,327	582,090
Texas Instruments, Inc.	52,189	1,223,832
TheStreet.com, Inc.	9,225	22,970
#*THQ, Inc.	28,810	150,676
*TIBCO Software, Inc.	83,612	731,605
*Tier Technologies, Inc. Class B	6,505	53,211
*TiVo, Inc.	24,756	269,345
#*TNS, Inc.	1,900	53,694
*Tollgrade Communications, Inc.	4,681	27,852
Total System Services, Inc.	4,604	73,526
*Transact Technologies, Inc.	1,200	6,804
*Travelzoo, Inc.	2,494	34,467

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Trident Microsystems, Inc.	4,100	$7,708
#*Trimble Navigation, Ltd.	41,240	864,803
*Triquint Semiconductor, Inc.	67,866	365,798
*TTM Technologies, Inc.	18,400	187,128
Tyco Electronics, Ltd.	57,625	1,224,531
#*Tyler Technologies, Inc.	18,173	345,650
*Ultimate Software Group, Inc.	1,800	45,918
*Ultra Clean Holdings, Inc.	7,733	42,609
*Ultratech, Inc.	13,241	171,074
*Unica Corp.	5,172	35,997
*Unisys Corp.	3,840	111,898
United Online, Inc.	38,524	308,192
#*Universal Display Corp.	11,500	130,640
*UTStarcom, Inc.	11,344	20,533
#*ValueClick, Inc.	31,200	307,008
*Varian Semiconductor Equipment Associates, Inc.	10,100	286,739
#*Veeco Instruments, Inc.	12,600	306,810
*VeriFone Holdings, Inc.	28,600	380,380
#*VeriSign, Inc.	14,100	321,621
*Viasat, Inc.	13,595	396,294
*Vicon Industries, Inc.	916	6,183
*Video Display Corp.	3,247	15,862
*Virage Logic Corp.	7,268	42,881
#*VirnetX Holding Corp.	8,900	19,224
*Virtusa Corp.	10,100	90,698
Visa, Inc.	19,202	1,454,744
*Vishay Intertechnology, Inc.	131,644	820,142
*Vocus, Inc.	3,500	63,350
*Volterra Semiconductor Corp.	7,200	99,720
Wayside Technology Group, Inc.	1,635	12,508
*Web.com Group, Inc.	11,150	78,496
#*WebMD Health Corp.	3,051	103,917
*WebMediaBrands, Inc.	300	189
*Websense, Inc.	12,900	207,174
*Western Digital Corp.	45,020	1,516,274
Western Union Co.	24,369	442,785
*Wireless Ronin Technologies, Inc.	2,900	9,512
*Wizzard Software Corp.	6,900	2,898
*WPCS International, Inc.	500	1,510
*Wright Express Corp.	13,500	376,785
#Xerox Corp.	250,943	1,887,091
Xilinx, Inc.	12,900	280,575
*X-Rite, Inc.	11,034	22,068
*Yahoo!, Inc.	99,422	1,580,810
#*Zebra Technologies Corp. Class A	26,900	672,500
*Zix Corp.	6,582	12,045
*Zoran Corp.	32,439	287,734
*Zygo Corp.	6,074	41,971

Total Information Technology		212,971,931

Materials — (4.2%)
A. Schulman, Inc.	10,519	182,715
A.M. Castle & Co.	7,900	89,033
*AEP Industries, Inc.	2,678	93,409
Air Products & Chemicals, Inc.	9,495	732,349
Airgas, Inc.	10,400	461,344
AK Steel Holding Corp.	24,575	390,005
Albemarle Corp.	41,550	1,312,149
Alcoa, Inc.	119,344	1,482,252
#Allegheny Technologies, Inc.	21,360	659,170
#AMCOL International Corp.	15,600	406,224

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*American Pacific Corp.	1,938	$13,721
American Vanguard Corp.	12,005	99,641
AptarGroup, Inc.	25,950	916,294
*Arabian American Development Co.	3,989	10,292
Arch Chemicals, Inc.	13,700	379,353
Ashland, Inc.	33,627	1,161,477
*Balchem Corp.	4,057	111,933
Ball Corp.	14,200	700,486
Bemis Co., Inc.	34,050	879,511
*Boise, Inc.	12,400	59,272
*Brush Engineered Materials, Inc.	7,800	143,910
*Buckeye Technologies, Inc.	16,100	144,256
*BWAY Holding Co.	8,400	149,268
Cabot Corp.	45,400	995,622
*Calgon Carbon Corp.	20,700	327,888
Carpenter Technology Corp.	17,000	357,510
Celanese Corp. Class A	4,618	126,764
#*Century Aluminum Co.	17,800	154,326
CF Industries Holdings, Inc.	500	41,625
*Clearwater Paper Corp.	3,400	153,918
#Cliffs Natural Resources, Inc.	21,690	771,513
#*Coeur d’Alene Mines Corp.	19,582	393,207
Commercial Metals Co.	38,070	564,959
Compass Minerals International, Inc.	3,400	211,888
*Core Molding Technologies, Inc.	1,000	2,810
*Crown Holdings, Inc.	10,100	269,165
Cytec Industries, Inc.	15,900	527,403
Deltic Timber Corp.	3,596	152,830
#*Domtar Corp.	10,515	440,473
Dow Chemical Co.	170,500	4,003,340
du Pont (E.I.) de Nemours & Co.	38,793	1,234,393
Eagle Materials, Inc.	20,507	509,599
Eastman Chemical Co.	15,600	819,156
Ecolab, Inc.	7,752	340,778
*Ferro Corp.	19,700	120,761
*Flotek Industries, Inc.	2,944	4,740
FMC Corp.	10,200	521,220
Freeport-McMoRan Copper & Gold, Inc. Class B	12,234	897,486
Friedman Industries, Inc.	5,121	29,548
*General Moly, Inc.	29,194	64,227
#*Georgia Gulf Corp.	400	5,748
*Graphic Packaging Holding Co.	95,513	218,725
Greif, Inc. Class A	14,500	776,040
Greif, Inc. Class B	5,117	246,639
H.B. Fuller Co.	22,710	433,988
Hawkins, Inc.	4,087	85,909
*Haynes International, Inc.	4,900	138,768
#*Headwaters, Inc.	22,300	91,876
#*Hecla Mining Co.	93,500	384,285
*Horsehead Holding Corp.	16,500	157,245
Huntsman Corp.	20,344	161,735
*ICO, Inc.	12,162	46,702
Innophos Holdings, Inc.	8,178	158,244
*Innospec, Inc.	9,800	115,836
International Flavors & Fragrances, Inc.	8,200	312,338
International Paper Co.	173,200	3,864,092
#*Intrepid Potash, Inc.	5,010	129,058
Kaiser Aluminum Corp.	8,400	335,580
*KapStone Paper & Packaging Corp.	10,500	72,870
KMG Chemicals, Inc.	3,720	45,756
Koppers Holdings, Inc.	6,343	165,679

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Kronos Worldwide, Inc.	10,553	$141,094
*Landec Corp.	11,412	74,634
#*Louisiana-Pacific Corp.	49,380	259,245
*LSB Industries, Inc.	8,400	104,160
Lubrizol Corp.	18,900	1,257,984
Martin Marietta Materials, Inc.	2,794	232,796
MeadWestavco Corp.	98,891	2,257,682
*Mercer International, Inc.	8,500	18,190
Minerals Technologies, Inc.	8,300	408,858
*Mines Management, Inc.	4,049	9,556
Monsanto Co.	17,999	1,209,173
Mosaic Co. (The)	12,695	593,237
Myers Industries, Inc.	22,535	197,632
Nalco Holding Co.	78,966	1,670,131
Neenah Paper, Inc.	5,100	52,785
NewMarket Corp.	6,400	598,400
Newmont Mining Corp.	26,543	1,153,559
NL Industries, Inc.	16,895	104,749
Nucor Corp.	23,400	932,490
Olin Corp.	26,050	397,784
Olympic Steel, Inc.	3,800	96,140
*OM Group, Inc.	12,800	345,856
*Omnova Solutions, Inc.	17,071	109,425
*Owens-Illinois, Inc.	1,152	36,726
P.H. Glatfelter Co.	25,885	273,604
#Packaging Corp. of America	42,403	775,127
*Pactiv Corp.	36,500	842,785
*Penford Corp.	6,200	36,580
*PolyOne Corp.	42,600	237,708
PPG Industries, Inc.	29,900	1,687,257
Praxair, Inc.	11,741	932,705
Quaker Chemical Corp.	4,600	94,760
Reliance Steel & Aluminum Co.	10,948	399,383
Rock-Tenn Co. Class A	14,626	640,619
#*Rockwood Holdings, Inc.	27,855	553,757
Royal Gold, Inc.	10,160	448,767
RPM International, Inc.	64,800	1,141,776
*RTI International Metals, Inc.	8,900	184,319
Schnitzer Steel Industries, Inc. Class A	9,800	423,752
Schweitzer-Maudoit International, Inc.	7,466	385,619
#Scotts Miracle-Gro Co. Class A (The)	11,100	450,882
Sealed Air Corp.	37,320	717,664
*Senomyx, Inc.	14,811	56,874
Sensient Technologies Corp.	27,300	690,417
#Sigma-Aldrich Corp.	8,700	451,791
Silgan Holdings, Inc.	5,300	284,875
#*Solitario Exploration & Royalty Corp.	1,000	1,900
*Solutia, Inc.	39,607	435,677
Sonoco Products Co.	34,100	912,175
Southern Copper Corp.	12,811	403,546
*Spartech Corp.	14,100	134,937
Steel Dynamics, Inc.	11,318	151,548
Stepan Co.	4,529	259,240
#*Stillwater Mining Co.	40,800	252,960
*Synalloy Corp.	4,403	39,803
Temple-Inland, Inc.	46,700	721,515
Terra Industries, Inc.	3,600	114,372
Texas Industries, Inc.	10,597	352,774
#*Titanium Metals Corp.	81,213	698,432
*U.S. Concrete, Inc.	17,778	28,623
*U.S. Gold Corp.	43,900	118,530

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*United States Lime & Minerals, Inc.	2,397	$84,063
United States Steel Corp.	16,227	559,669
*Universal Stainless & Alloy Products, Inc.	1,700	25,653
Valhi, Inc.	6,100	57,279
Valspar Corp.	55,470	1,407,274
Vulcan Materials Co.	9,200	423,476
Walter Energy, Inc.	4,052	237,042
*Wausau Paper Corp.	23,041	202,070
Westlake Chemical Corp.	44,498	1,080,856
Weyerhaeuser Co.	78,100	2,838,154
Worthington Industries, Inc.	42,400	468,520
*WR Grace & Co.	19,600	429,044
Zep, Inc.	7,300	124,830
#*Zoltek Cos., Inc.	13,800	122,958

Total Materials		69,222,553

Telecommunication Services — (2.9%)
*AboveNet, Inc.	5,100	246,840
Alaska Communications Systems Group, Inc.	10,800	84,024
*American Tower Corp.	14,055	517,505
*Arbinet Corp.	3,756	8,226
AT&T, Inc.	887,556	22,783,563
Atlantic Tele-Network, Inc.	7,898	362,044
#*Cbeyond, Inc.	7,500	100,125
*Centennial Communications Corp.	33,000	279,180
CenturyTel, Inc.	46,843	1,520,524
*Cincinnati Bell, Inc.	63,900	196,812
#*Cogent Communications Group, Inc.	17,200	174,236
Consolidated Communications Holdings, Inc.	12,305	170,055
*Crown Castle International Corp.	13,070	394,975
D&E Communications, Inc.	7,206	80,707
#*FairPoint Communications, Inc.	58	6
Frontier Communications Corp.	84,000	602,280
*General Communications, Inc. Class A	30,061	184,875
*Global Crossing, Ltd.	16,074	183,244
HickoryTech Corp.	7,368	66,386
*iBasis, Inc.	3,961	8,912
*IDT Corp. Class B	3,199	12,540
#Iowa Telecommunications Services, Inc.	11,100	130,647
*iPCS, Inc.	5,200	124,124
#*Leap Wireless International, Inc.	38,407	507,741
#*MetroPCS Communications, Inc.	50,416	314,092
*Neutral Tandem, Inc.	2,800	59,052
*NII Holdings, Inc.	21,680	583,842
NTELOS Holdings Corp.	100	1,510
*PAETEC Holding Corp.	69,000	223,560
*Premiere Global Services, Inc.	32,566	243,268
Qwest Communications International, Inc.	52,873	189,814
#*SBA Communications Corp.	17,210	485,494
*Shenandoah Telecommunications Co.	7,400	123,506
*Sprint Nextel Corp.	411,408	1,217,768
*SureWest Communications.	7,920	69,854
*Syniverse Holdings, Inc.	28,800	493,344
Telephone & Data Systems, Inc.	21,600	639,792
Telephone & Data Systems, Inc. Special Shares	23,815	657,294
*tw telecom, inc.	30,492	384,199
*United States Cellular Corp.	15,898	582,026
*USA Mobility, Inc.	12,649	137,874
Verizon Communications, Inc.	417,968	12,367,673
*Virgin Mobile USA, Inc.	21,100	84,400
Warwick Valley Telephone Co.	775	9,478

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Windstream Corp.	49,950	$481,518
*Xeta Corp.	660	1,634

Total Telecommunication Services		48,090,563

Utilities — (2.4%)
*AES Corp.	136,921	1,789,557
AGL Resources, Inc.	14,250	498,180
Allegheny Energy, Inc.	10,318	235,457
ALLETE, Inc.	8,200	277,570
Alliant Energy Corp.	9,000	239,040
#Ameren Corp.	19,700	479,498
American Electric Power Co., Inc.	17,900	540,938
American States Water Co.	4,800	159,120
Aqua America, Inc.	10,400	160,680
Artesian Resources Corp.	1,303	21,122
Atmos Energy Corp.	19,100	531,935
#Avista Corp.	15,500	293,880
#Black Hills Corp.	12,900	314,373
#*Cadiz, Inc.	2,088	22,321
California Water Service Group	10,221	373,782
*Calpine Corp.	87,310	981,364
CenterPoint Energy, Inc.	13,900	175,140
Central Vermont Public Service Corp.	6,462	125,298
CH Energy Group, Inc.	8,000	331,280
Chesapeake Utilities Corp.	2,665	84,439
#Cleco Corp.	13,400	331,650
CMS Energy Corp.	43,600	579,880
Connecticut Water Services, Inc.	4,027	89,802
Consolidated Edison, Inc.	11,887	483,563
Constellation Energy Group, Inc.	2,200	68,024
Delta Natural Gas Co., Inc.	863	23,629
#Dominion Resources, Inc.	26,579	906,078
DPL, Inc.	9,700	245,798
DTE Energy Co.	15,100	558,398
Duke Energy Corp.	52,703	833,761
*Dynegy, Inc.	83,800	167,600
Edison International, Inc.	15,000	477,300
*El Paso Electric Co.	14,300	268,125
Empire District Electric Co.	11,300	204,078
Energen Corp.	900	39,492
Energy, Inc.	861	7,646
Entergy Corp.	8,180	627,570
EQT Corp.	8,800	368,368
Exelon Corp.	26,819	1,259,420
FirstEnergy Corp.	13,677	591,941
FPL Group, Inc.	18,600	913,260
Great Plains Energy, Inc.	25,379	439,057
#Hawaiian Electric Industries, Inc.	16,600	296,310
IDACORP, Inc.	12,000	337,080
Integrys Energy Group, Inc.	14,221	492,047
ITC Holdings Corp.	9,420	418,436
Laclede Group, Inc.	5,882	180,636
Maine & Maritimes Corp.	402	14,572
MDU Resources Group, Inc.	13,900	288,425
MGE Energy, Inc.	6,680	233,934
Middlesex Water Co.	7,442	114,532
*Mirant Corp.	89,204	1,247,072
National Fuel Gas Co.	3,800	172,292
New Jersey Resources Corp.	6,300	221,760
#Nicor, Inc.	10,400	385,632
NiSource, Inc.	21,000	271,320

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Northeast Utilities, Inc.	14,500	$334,225
Northwest Natural Gas Co.	5,400	225,774
NorthWestern Corp.	9,100	219,765
*NRG Energy, Inc.	49,595	1,140,189
NSTAR.	10,200	315,690
NV Energy, Inc.	45,100	516,846
OGE Energy Corp.	18,300	607,926
Oneok, Inc.	8,100	293,301
#Ormat Technologies, Inc.	17,055	644,679
Pennichuck Corp.	2,277	51,620
Pepco Holdings, Inc.	18,200	271,726
PG&E Corp.	16,300	666,507
Piedmont Natural Gas Co.	12,200	284,016
Pinnacle West Capital Corp.	9,300	291,276
PNM Resources, Inc.	24,300	260,496
Portland General Electric Co.	15,600	290,004
PPL Corp.	15,117	445,044
Progress Energy, Inc.	12,400	465,372
*Public Service Enterprise Group, Inc.	77,651	2,314,000
Questar Corp.	41,000	1,633,440
#*RRI Energy, Inc.	98,784	520,592
SCANA Corp.	5,400	182,736
Sempra Energy	10,780	554,631
SJW Corp.	9,346	203,462
South Jersey Industries, Inc.	5,225	184,390
Southern Co.	35,459	1,105,966
Southwest Gas Corp.	11,400	284,886
Southwest Water Co.	5,600	31,192
#TECO Energy, Inc.	36,400	521,976
UGI Corp.	12,900	308,052
UIL Holdings Corp.	8,000	205,440
Unisource Energy Corp.	10,024	289,493
Unitil Corp.	3,406	70,470
Vectren Corp.	17,200	387,688
Westar Energy, Inc.	22,900	438,535
WGL Holdings, Inc.	11,000	363,660
Wisconsin Energy Corp.	9,000	393,030
Xcel Energy, Inc.	20,500	386,220
York Water Co.	2,757	38,570

Total Utilities		39,536,347

TOTAL COMMON STOCKS		1,434,407,201

RIGHTS/WARRANTS — (0.0%)
•* Enterprise Bancorp, Inc. Rights 11/19/09	3,360	—

TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	13,452,630	13,452,630

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
§@DFA Short Term Investment Fund LP	199,507,736	199,507,736
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,164,996 FNMA 7.000%, 10/01/38, valued at $1,044,362) to be repurchased at $1,013,950	$1,014	1,013,943

TOTAL SECURITIES LENDING COLLATERAL		200,521,679

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%) (Cost $1,617,549,118)	$1,648,381,510

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (84.2%)
Consumer Discretionary — (15.2%)
*1-800-FLOWERS.COM, Inc.	58,539	$224,790
*4Kids Entertainment, Inc.	242,619	436,714
*99 Cents Only Stores	150,665	1,713,061
#Aaron’s, Inc.	115,400	2,890,770
Aaron’s, Inc. Class A	15,475	301,298
*AC Moore Arts & Crafts, Inc.	224,497	1,073,096
*Acme Communications, Inc.	282,503	98,876
Acme United Corp.	7,700	64,680
*AFC Enterprises, Inc.	58,141	466,872
*AH Belo Corp.	47,060	192,946
*Aldila, Inc.	71,403	211,353
*Alloy, Inc.	36,474	239,999
Ambassadors Group, Inc.	41,444	526,753
Amcon Distributing Co.	2,269	142,947
*American Apparel, Inc.	154,710	474,960
#*American Axle & Manufacturing Holdings, Inc.	183,034	1,096,374
*American Biltrite, Inc.	3,955	6,328
American Greetings Corp. Class A	50,900	1,035,306
*American Public Education, Inc.	32,627	1,040,801
*America’s Car-Mart, Inc.	30,685	636,100
*Amerigon, Inc.	49,391	317,584
Ameristar Casinos, Inc.	132,623	1,952,211
*AnnTaylor Stores Corp.	129,175	1,675,400
#Arbitron, Inc.	82,399	1,786,410
#*Arctic Cat, Inc.	43,481	258,277
Ark Restaurants Corp.	14,117	176,180
#*ArvinMeritor, Inc.	194,200	1,516,702
*Asbury Automotive Group, Inc.	329,011	3,204,567
*Ascent Media Corp.	9,800	227,262
*Atrinsic, Inc.	132,564	131,238
*Audiovox Corp. Class A	233,286	1,507,028
*Bakers Footwear Group, Inc.	24,144	21,005
*Ballantyne Strong, Inc.	18,404	62,574
*Bally Technologies, Inc.	75,876	2,988,756
#Barnes & Noble, Inc.	119,810	1,990,044
*Bassett Furniture Industries, Inc.	172,772	666,900
*Beasley Broadcast Group, Inc.	72,753	248,088
*Beazer Homes USA, Inc.	86,319	378,940
bebe stores, Inc.	190,636	1,193,381
Belo Corp.	203,120	954,664
*Benihana, Inc.	5,351	32,855
Big 5 Sporting Goods Corp.	47,274	697,291
#*BJ’s Restaurants, Inc.	98,114	1,565,899
#*Blockbuster, Inc. Class A	1,489,439	1,236,234
#*Blue Nile, Inc.	32,000	1,921,600
*Bluegreen Corp.	83,365	239,258
Blyth, Inc.	18,710	662,895
Bob Evans Farms, Inc.	96,838	2,543,934
#*Bon-Ton Stores, Inc. (The)	129,659	1,199,346
Books-A-Million, Inc.	36,137	312,946
*Borders Group, Inc.	138,476	268,643
Bowl America, Inc. Class A	6,628	82,519
*Boyd Gaming Corp.	180,859	1,331,122
Brinker International, Inc.	204,506	2,584,956
*Brink’s Home Security Holdings, Inc.	100,671	3,118,788
*Broadview Institute, Inc.	200	430
*Brookfield Homes Corp.	58,912	331,675
Brown Shoe Co., Inc.	224,000	2,322,880

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Brunswick Corp.	194,200	$1,841,016
#Buckle, Inc.	124,650	3,740,746
#*Buffalo Wild Wings, Inc.	39,643	1,625,759
*Build-A-Bear-Workshop, Inc.	41,800	216,524
#*Cabela’s, Inc.	174,904	2,198,543
*Cache, Inc.	28,059	134,964
#*California Coastal Communities, Inc.	138,138	116,036
*California Pizza Kitchen, Inc.	53,568	695,848
#Callaway Golf Co.	199,200	1,362,528
*Canterbury Park Holding Corp.	10,475	73,430
#*Capella Education Co.	29,967	2,064,726
*Caribou Coffee Co., Inc.	42,606	348,943
*Carmike Cinemas, Inc.	209,673	2,061,086
*Carriage Services, Inc.	160,306	609,163
*Carrols Restaurant Group, Inc.	86,324	560,243
#*Carter’s, Inc.	119,294	2,815,338
#*Casual Male Retail Group, Inc.	61,809	155,141
Cato Corp. Class A	72,850	1,435,873
*Cavco Industries, Inc.	18,266	555,286
*CEC Entertainment, Inc.	86,216	2,518,369
*Charles & Colvard, Ltd.	54,978	29,138
*Charming Shoppes, Inc.	293,386	1,329,039
*Cheesecake Factory, Inc.	132,300	2,405,214
#Cherokee, Inc.	20,166	381,742
#*Chico’s FAS, Inc.	86,165	1,029,672
#*Children’s Place Retail Stores, Inc. (The)	64,963	2,043,086
Christopher & Banks Corp.	79,048	481,402
*Chromcraft Revington, Inc.	22,839	31,746
*Churchill Downs, Inc.	39,193	1,229,876
Cinemark Holdings, Inc.	232,657	2,696,495
*Citi Trends, Inc.	34,743	914,783
CKE Restaurants, Inc.	120,100	1,050,875
*CKX, Inc.	21,729	139,066
*Coachmen Industries, Inc.	281,012	325,974
*Coast Distribution System, Inc.	46,830	142,831
#*Coinstar, Inc.	75,816	2,406,400
*Coldwater Creek, Inc.	200,926	1,155,324
#*Collective Brands, Inc.	140,971	2,615,012
*Collectors Universe, Inc.	60,699	454,029
#Columbia Sportswear Co.	74,656	2,840,661
*Comstock Homebuilding Companies, Inc.	4,766	2,967
*Concord Camera Corp.	113,476	385,819
#*Conn’s, Inc.	66,784	421,407
#Cooper Tire & Rubber Co.	483,812	7,382,971
*Core-Mark Holding Co., Inc.	22,857	625,596
#*Corinthian Colleges, Inc.	191,674	3,039,950
#*Cosi, Inc.	4,600	3,910
*Cost Plus, Inc.	191,623	419,654
CPI Corp.	14,745	167,503
Cracker Barrel Old Country Store, Inc.	49,706	1,647,754
*Craftmade International, Inc.	15,198	40,123
*CROCS, Inc.	188,735	1,147,509
#*Crown Media Holdings, Inc.	54,717	84,264
CSS Industries, Inc.	28,400	576,520
*CTM Media Holdings, Inc. Class A	4,286	2,400
*CTM Media Holdings, Inc. Class B	17,924	13,443
*Culp, Inc.	34,401	198,494
*Cumulus Media, Inc.	913,987	1,928,513
*Cybex International, Inc.	400	548
*Daily Journal Corp.	200	10,620
*Dana Holding Corp.	279,823	1,583,798

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Deckers Outdoor Corp.	35,900	$3,219,153
*Decorator Industries, Inc.	19,872	16,692
*dELiA*s, Inc.	28,201	59,786
*Delta Apparel, Inc.	14,180	125,351
*Destination Maternity Corp.	12,600	252,630
Dillard’s, Inc.	153,616	2,092,250
*DineEquity, Inc.	99,543	2,106,330
*Dixie Group, Inc.	114,811	332,952
*Dolan Media Co.	65,936	787,276
*Domino’s Pizza, Inc.	126,758	930,404
*Dorman Products, Inc.	44,600	652,052
#Dover Downs Gaming & Entertainment, Inc.	43,715	207,646
Dover Motorsports, Inc.	58,912	81,888
#*Dress Barn, Inc. (The)	143,004	2,581,222
*Drew Industries, Inc.	47,500	909,150
*Drugstore.com, Inc.	115,559	320,098
#*DSW, Inc.	36,178	694,618
*Duckwall-ALCO Stores, Inc.	4,953	85,687
*EDCI Holdings, Inc.	20,657	120,017
Educational Development Corp.	12,004	63,021
*Einstein Noah Restaurant Group, Inc.	35,549	462,848
*ELXSI Corp.	1,800	1,314
*Emerson Radio Corp.	210,200	281,668
*Emmis Communications Corp. Class A	89,399	92,081
*Empire Resorts, Inc.	74,858	202,117
*Entercom Communications Corp.	93,000	658,440
*Entravision Communications Corp.	181,517	381,186
*Escalade, Inc.	41,465	99,931
#Ethan Allen Interiors, Inc.	91,334	1,138,022
*Ever-Glory International Group, Inc.	1,680	3,662
*EW Scripps Co.	92,725	589,731
*Exide Technologies.	166,123	1,016,673
*Famous Dave’s of America, Inc.	20,264	124,421
*Federal Mogul Corp.	125,742	1,402,023
*Federal Screw Works	1,562	3,710
*FGX International Holdings, Ltd.	33,993	448,368
Finish Line, Inc. Class A	185,010	1,876,001
*Fisher Communications, Inc.	18,757	365,574
*Flanigan’s Enterprises, Inc.	5,680	32,376
Flexsteel Industries, Inc.	15,256	123,116
*Footstar, Inc.	22,800	21,660
FortuNet, Inc.	12,330	16,769
*Fossil, Inc.	112,540	3,008,194
*Franklin Electronic Publishers, Inc.	73,984	182,001
*Frederick’s of Hollywood Group, Inc.	3,755	4,431
Fred’s, Inc.	90,750	1,074,480
Frisch’s Restaurants, Inc.	22,210	520,824
*Fuel Systems Solutions, Inc.	43,201	1,414,401
*Full House Resorts, Inc.	7,049	16,918
*Furniture Brands International, Inc.	175,356	745,263
*Gaiam, Inc.	24,225	158,189
*GameTech International, Inc.	12,400	16,492
*Gaming Partners International Corp.	8,234	37,135
*Gander Mountain Co.	267,797	1,336,307
#*Gaylord Entertainment Co.	103,348	1,553,320
*Genesco, Inc.	66,700	1,738,869
Gentex Corp.	136,365	2,183,204
*G-III Apparel Group, Ltd.	48,139	770,705
*Global Traffic Network, Inc.	6,950	30,163
*Golfsmith International Holdings, Inc.	1,318	2,333
*Gray Television, Inc.	93,363	163,385

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Gray Television, Inc. Class A	27,139	$49,122
*Great Wolf Resorts, Inc.	227,308	759,209
*Group 1 Automotive, Inc.	86,634	2,202,236
#*Gymboree Corp.	83,700	3,563,109
*Hallwood Group, Inc.	1,056	28,090
*Hampshire Group, Ltd.	8,000	24,000
#*Hanesbrands, Inc.	130,779	2,827,442
*Harman International Industries, Inc.	103,046	3,875,560
*Harris Interactive, Inc.	1,025,110	963,603
Harte-Hanks, Inc.	139,845	1,641,780
*Hastings Entertainment, Inc.	44,803	192,205
#*Haverty Furniture Co., Inc.	43,700	529,207
*Haverty Furniture Cos, Inc. Class A	1,600	19,632
*Hawk Corp.	21,800	303,456
*Heelys, Inc.	25,882	57,458
*Helen of Troy, Ltd.	60,112	1,372,958
#*hhgregg, Inc.	81,845	1,349,624
#*Hibbett Sporting Goods, Inc.	84,355	1,580,813
Hillenbrand, Inc.	136,039	2,718,059
Hooker Furniture Corp.	24,488	313,691
*Hot Topic, Inc.	101,738	783,383
#*Hovnanian Enterprises, Inc.	137,869	539,068
*HSN, Inc.	123,927	1,851,469
*Iconix Brand Group, Inc.	156,056	1,819,613
#*Image Entertainment, Inc.	69,502	56,992
*Infosonics Corp.	41,850	39,339
*Insignia Systems, Inc.	16,051	69,822
International Speedway Corp.	61,526	1,569,528
*Interstate Hotels & Resorts, Inc.	416,075	478,486
*Interval Leisure Group, Inc.	123,806	1,381,675
*iRobot Corp.	60,239	805,395
*Isle of Capri Casinos, Inc.	36,900	285,975
*J. Alexander’s Corp.	16,782	71,156
#*J. Crew Group, Inc.	37,396	1,525,009
*Jack in the Box, Inc.	113,631	2,131,718
*Jackson Hewitt Tax Service, Inc.	63,357	311,083
*Jaclyn, Inc.	2,235	13,131
*JAKKS Pacific, Inc.	69,875	994,321
Jarden Corp.	121,264	3,321,421
*Jo-Ann Stores, Inc.	90,254	2,402,561
*Johnson Outdoors, Inc.	13,358	116,882
Jones Apparel Group, Inc.	170,760	3,054,896
#*Jos. A. Bank Clothiers, Inc.	50,250	2,059,245
*Journal Communications, Inc.	191,973	683,424
*K12, Inc.	64,759	1,038,734
#KB Home	158,514	2,247,729
*Kenneth Cole Productions, Inc. Class A	21,749	206,833
*Kid Brands, Inc.	208,708	1,037,279
*Kirkland’s, Inc.	43,270	544,337
*Knology, Inc.	79,247	796,432
*Kona Grill, Inc.	864	2,583
Koss Corp.	11,452	134,676
*Krispy Kreme Doughnuts, Inc.	147,921	501,452
KSW, Inc.	19,682	67,706
*K-Swiss, Inc. Class A	47,748	389,624
Lacrosse Footwear, Inc.	25,861	303,608
*Lakeland Industries, Inc.	13,418	98,756
*Lakes Entertainment, Inc.	27,650	68,019
*Landry’s Restaurants, Inc.	58,000	632,200
•*Lazare Kaplan International, Inc.	9,600	24,000
*La-Z-Boy, Inc.	181,740	1,290,354

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Leapfrog Enterprises, Inc.	80,137	$264,452
#*Lear Corp.	84,700	26,257
*Learning Tree International, Inc.	42,681	464,369
*Lee Enterprises, Inc.	557,531	1,700,470
#Lennar Corp. Class A	1,505	18,963
Lennar Corp. Class B	6,110	59,084
*Liberty Media Corp. Capital Class A	306,878	6,349,306
*Liberty Media Corp. Capital Class B	1,993	41,335
#*Life Time Fitness, Inc.	90,792	1,956,568
*Lifetime Brands, Inc.	54,658	331,774
*LIN TV Corp.	402,345	1,577,192
#*Lincoln Educational Services Corp.	59,035	1,170,074
*Lithia Motors, Inc.	162,170	1,352,498
*Live Nation, Inc.	183,926	1,224,947
#*Liz Claiborne, Inc.	209,203	1,200,825
*LodgeNet Interactive Corp.	49,600	240,560
*Lodgian, Inc.	237,809	418,544
*Luby’s, Inc.	272,804	973,910
#*Lumber Liquidators, Inc.	59,361	1,261,421
*M/I Homes, Inc.	40,700	454,619
*Mac-Gray Corp.	29,043	236,120
*Maidenform Brands, Inc.	53,367	751,407
Marcus Corp.	58,300	682,110
*Marine Products Corp.	101,173	490,689
*MarineMax, Inc.	250,702	1,707,281
#*Martha Stewart Living Omnimedia, Inc.	61,723	319,725
#Matthews International Corp. Class A	90,967	3,341,218
*MAXXAM, Inc.	63,422	624,707
#*McClatchy Co. (The)	129,700	365,754
*McCormick & Schmick’s Seafood Restaurants, Inc.	32,620	196,372
McRae Industries, Inc. Class A	2,500	25,062
MDC Holdings, Inc.	2,033	66,316
*Meade Instruments Corp.	18,323	50,571
*Media General, Inc.	80,211	664,949
*Mediacom Communications Corp.	94,896	453,603
Men’s Wearhouse, Inc. (The)	130,732	3,029,060
Meredith Corp.	78,700	2,129,622
*Meritage Homes Corp.	69,649	1,270,398
*Midas, Inc.	33,391	269,131
*Modine Manufacturing Co.	337,423	3,475,457
*Monarch Casino & Resort, Inc.	34,685	240,714
Monro Muffler Brake, Inc.	58,634	1,817,068
*Morgan’s Foods, Inc.	800	2,200
*Morgans Hotel Group Co.	65,177	216,388
*Morton’s Restaurant Group, Inc.	63,710	238,275
*Motorcar Parts of America, Inc.	700	3,710
*Movado Group, Inc.	53,700	562,776
*MTR Gaming Group, Inc.	58,825	127,650
*Multimedia Games, Inc.	230,875	1,133,596
*Nathan’s Famous, Inc.	18,305	265,422
National CineMedia, Inc.	83,454	1,335,264
National Presto Industries, Inc.	14,719	1,279,523
*Nautilus, Inc.	231,922	415,140
*Navarre Corp.	77,010	177,893
*New Frontier Media, Inc.	3,200	6,208
*New York & Co., Inc.	131,200	577,280
#*New York Times Co. Class A (The)	316,046	2,518,887
*NexCen Brands, Inc.	41,248	7,837
*Nexstar Broadcasting Group, Inc.	10,521	23,251
*Nobel Learning Communities, Inc.	16,425	137,149
*Nobility Homes, Inc.	13,683	133,409

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Nutri/System, Inc.	58,347	$1,255,627
*O’Charleys, Inc.	70,818	496,434
*Office Depot, Inc.	535,500	3,239,775
*OfficeMax, Inc.	167,838	1,918,388
*Orbitz Worldwide, Inc.	183,368	959,015
#*Orient-Express Hotels, Ltd.	169,000	1,453,400
#*Orleans Homebuilders, Inc.	167,606	365,381
*Outdoor Channel Holdings, Inc.	47,946	331,786
#*Overstock.com, Inc.	44,800	627,200
Oxford Industries, Inc.	176,387	3,413,088
*P & F Industries, Inc. Class A	9,766	28,810
#*P.F. Chang’s China Bistro, Inc.	65,836	1,921,753
*Pacific Sunwear of California, Inc.	144,986	875,715
*Palm Harbor Homes, Inc.	258,463	571,203
*Papa John’s International, Inc.	86,762	1,952,145
#*Peet’s Coffee & Tea, Inc.	37,657	1,280,338
#*Penske Automotive Group, Inc.	201,307	3,152,468
Pep Boys - Manny, Moe & Jack (The)	188,286	1,651,268
*Perfumania Holdings, Inc.	2,175	6,699
*Perry Ellis International, Inc.	72,977	997,596
#PetMed Express, Inc.	65,365	1,025,577
Phillips-Van Heusen Corp.	62,200	2,497,330
*Phoenix Footwear Group, Inc.	125,161	43,806
*Pier 1 Imports, Inc.	732,893	2,579,783
*Pinnacle Entertainment, Inc.	120,400	1,017,380
*Playboy Enterprises, Inc. Class B	68,621	210,666
*Point.360	4,284	5,141
#Polaris Industries, Inc.	75,800	3,188,906
*Pomeroy IT Solutions, Inc.	151,139	980,892
Pool Corp.	106,179	2,078,985
#*Pre-Paid Legal Services, Inc.	39,650	1,567,761
Primedia, Inc.	48,084	120,691
*Princeton Review, Inc.	101,356	464,210
#*Pulte Homes, Inc.	92,335	831,938
*Q.E.P. Co., Inc.	10,314	69,723
#*Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	149,697
*Quiksilver, Inc.	282,921	563,013
*Radio One, Inc. Class D	1,226,141	2,170,270
*RadioShack Corp.	45,594	770,083
#*Raser Technologies, Inc.	85,097	100,414
*RC2 Corp.	151,339	1,976,487
*RCN Corp.	219,920	1,834,133
*Reading International, Inc. Class A	23,403	92,676
*Reading International, Inc. Class B	2,710	18,333
*Red Lion Hotels Corp.	58,900	280,953
*Red Robin Gourmet Burgers, Inc.	32,628	545,214
*Regent Communications, Inc.	646,603	400,894
#Regis Corp.	147,679	2,398,307
#*Rent-A-Center, Inc.	125,445	2,303,170
*Rentrak Corp.	31,013	476,670
*Retail Ventures, Inc.	107,649	690,030
*Rex Stores Corp.	22,800	281,580
RG Barry Corp.	23,287	199,337
*RHI Entertainment, Inc.	1,100	2,882
*Rick’s Cabaret International, Inc.	20,054	146,595
#*Riviera Holdings Corp.	10,000	5,800
*Rockford Corp.	25,270	10,108
#*Rocky Brands, Inc.	100,770	837,399
*Rubio’s Restaurants, Inc.	16,295	118,791
*Ruby Tuesday, Inc.	191,652	1,276,402
*Ruth’s Hospitality Group, Inc.	53,174	165,371

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Ryland Group, Inc.	96,336	$1,787,033
*Saga Communications, Inc.	14,957	190,702
#*Saks, Inc.	318,305	1,785,691
*Salem Communications Corp.	141,441	434,224
#*Sally Beauty Holdings, Inc.	400,583	2,703,935
Scholastic Corp.	114,133	2,838,488
#*Scientific Games Corp.	195,748	2,754,174
#*Sealy Corp.	246,800	715,720
*Select Comfort Corp.	100,339	548,854
Service Corp. International	406,120	2,790,044
*Shiloh Industries, Inc.	228,440	1,027,980
*Shoe Carnival, Inc.	31,379	470,999
*Shuffle Master, Inc.	117,951	921,197
*Shutterfly, Inc.	56,041	790,178
*Silverleaf Resorts, Inc.	13,823	16,588
*Sinclair Broadcast Group, Inc. Class A	506,386	1,995,161
*Skechers U.S.A., Inc. Class A	74,000	1,614,680
Skyline Corp.	48,720	852,113
#*Smith & Wesson Holding Corp.	124,878	533,229
*Sonesta International Hotels Corp. Class A	1,212	14,059
*Sonic Automotive, Inc.	87,400	781,356
#*Sonic Corp.	128,213	1,198,792
#Sotheby’s Class A	153,872	2,440,410
*Spanish Broadcasting System, Inc.	469,252	347,246
Spartan Motors, Inc.	72,307	360,812
*Spectrum Group International, Inc.	80,070	206,180
Speedway Motorsports, Inc.	100,030	1,354,406
*Sport Chalet, Inc. Class A	28,974	48,387
*Sport Chalet, Inc. Class B	4,108	13,967
Sport Supply Group, Inc.	38,600	398,352
*Sport-Haley, Inc.	2,900	1,450
*Sports Club Co., Inc. (The)	19,000	13,775
Stage Stores, Inc.	454,540	5,363,572
*Stamps.com, Inc.	52,923	531,347
*Standard Motor Products, Inc.	154,240	1,289,446
*Standard Pacific Corp.	222,900	668,700
*Stanley Furniture, Inc.	22,425	176,260
*Star Buffet, Inc.	2,700	8,370
*Steak n Shake Co. (The)	103,585	1,206,765
*Stein Mart, Inc.	93,847	891,546
*Steiner Leisure, Ltd.	32,116	1,187,007
*Steinway Musical Instruments, Inc.	19,700	230,884
*Steven Madden, Ltd.	52,200	2,114,100
Stewart Enterprises, Inc.	247,399	1,133,087
*Stoneridge, Inc.	55,432	407,425
*Strattec Security Corp.	11,272	157,808
#Sturm Ruger & Co., Inc.	60,400	641,448
Superior Industries International, Inc.	158,669	2,107,124
*Syms Corp.	31,527	221,635
*Systemax, Inc.	103,968	1,401,489
*Talbots, Inc.	121,671	1,103,556
*Tandy Brands Accessories, Inc.	14,300	56,485
*Tandy Leather Factory, Inc.	200	658
*Tempur-Pedic International, Inc.	164,763	3,191,459
*Tenneco, Inc.	103,975	1,416,140
#*Texas Roadhouse, Inc.	136,248	1,290,269
Thor Industries, Inc.	110,891	2,907,562
*Timberland Co. Class A	149,530	2,419,395
*Town Sports International Holdings, Inc.	78,479	233,083
#*Tractor Supply Co.	69,356	3,100,213
*Trans World Entertainment Corp.	482,936	666,452

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*True Religion Apparel, Inc.	63,307	$1,631,421
*TRW Automotive Holdings Corp.	128,742	2,014,812
*Tuesday Morning Corp.	107,105	345,949
Tupperware Corp.	100,500	4,524,510
*Tween Brands, Inc.	41,200	349,376
*Ulta Salon Cosmetics & Fragrance, Inc.	126,863	1,920,706
#*Under Armour, Inc. Class A	76,120	2,043,822
#*Unifi, Inc.	534,115	1,484,840
UniFirst Corp.	37,926	1,596,685
*Universal Electronics, Inc.	40,253	829,212
*Universal Technical Institute, Inc.	50,520	908,855
*US Auto Parts Network, Inc.	35,373	189,246
#*Vail Resorts, Inc.	80,200	2,762,088
*Valassis Communications, Inc.	105,794	1,928,625
Value Line, Inc.	26,712	821,661
*ValueVision Media, Inc.	297,918	944,400
*VCG Holding Corp.	30,155	56,691
#*Volcom, Inc.	46,314	769,276
*Voyager Learning Co.	72,800	334,880
WABCO Holdings, Inc.	134,434	3,188,774
*Walking Co. Holdings, Inc. (The)	3,500	3,238
*Warnaco Group, Inc.	133,817	5,423,603
*Warner Music Group Corp.	411,543	2,370,488
*Waxman Industries, Inc.	600	1,650
*Wells-Gardner Electronics Corp.	31,549	61,836
*West Marine, Inc.	149,009	1,135,449
*Wet Seal, Inc. (The)	202,749	646,769
#Weyco Group, Inc.	42,870	956,001
*Williams Controls, Inc.	10,571	88,374
#Williams-Sonoma, Inc.	120,687	2,266,502
*Winmark Corp.	21,536	455,056
*Winnebago Industries, Inc.	61,330	705,295
#*WisdomTree Investments, Inc.	4,500	9,180
Wolverine World Wide, Inc.	146,900	3,757,702
World Wrestling Entertainment, Inc.	63,500	843,280
*WPT Enterprises, Inc.	13,243	14,700
#*Xanadoo Co.	170	264,350
*Zale Corp.	7,500	35,475
*Zumiez, Inc.	63,310	852,786

Total Consumer Discretionary		453,220,769

Consumer Staples — (3.6%)
Alico, Inc.	20,330	591,196
#*Alliance One International, Inc.	517,710	2,283,101
*American Italian Pasta Co.	50,159	1,362,820
Andersons, Inc. (The)	50,510	1,567,325
Arden Group, Inc. Class A	3,436	387,478
B&G Foods, Inc.	105,277	822,213
*Bare Escentuals, Inc.	205,066	2,589,984
*Boston Beer Co., Inc. Class A	26,900	1,022,200
*Bridgford Foods Corp.	4,451	37,166
*Cagle’s, Inc. Class A	13,112	52,448
*Calavo Growers, Inc.	41,933	748,504
Cal-Maine Foods, Inc.	59,265	1,609,045
#Casey’s General Stores, Inc.	137,677	4,340,956
CCA Industries, Inc.	11,741	53,304
*Central European Distribution Corp.	89,065	2,770,812
*Central Garden & Pet Co.	266,959	2,648,233
*Central Garden & Pet Co. Class A	502,714	4,755,674
*Chattem, Inc.	54,784	3,471,662
*Chiquita Brands International, Inc.	130,396	2,111,111

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Coca-Cola Bottling Co.	30,339	$1,362,524
#*Coffee Holding Co., Inc.	11,300	44,748
*Craft Brewers Alliance, Inc.	20,945	69,328
*Darling International, Inc.	221,100	1,536,645
Diamond Foods, Inc.	37,486	1,130,203
#*Diedrich Coffee, Inc.	20,802	453,484
*Elizabeth Arden, Inc.	75,700	806,205
Farmer Brothers Co.	35,365	668,398
*Fresh Del Monte Produce, Inc.	136,364	2,960,462
*Glacier Water Services, Inc.	3,500	140,000
Golden Enterprises, Inc.	26,731	96,766
#*Great Atlantic & Pacific Tea Co.	93,768	929,241
*Green Mountain Coffee, Inc.	1,843	122,652
Griffin Land & Nurseries, Inc. Class A	18,874	560,369
*Hain Celestial Group, Inc.	107,495	1,885,462
*HQ Sustainable Maritime Industries, Inc.	29,341	222,111
*IGI Labratories, Inc.	934	915
Imperial Sugar Co.	26,820	334,982
Ingles Markets, Inc.	34,159	525,365
Inter Parfums, Inc.	82,622	1,014,598
J & J Snack Foods Corp.	50,617	1,982,668
*Katy Industries, Inc.	11,399	20,518
Lancaster Colony Corp.	86,132	4,184,293
Lance, Inc.	84,474	2,037,513
#*Lifeway Foods, Inc.	53,714	646,717
Mannatech, Inc.	51,194	174,060
*Medifast, Inc.	33,438	736,305
*MGP Ingredients, Inc.	18,327	79,539
*Monterey Pasta Co.	14,200	38,056
Nash-Finch Co.	35,040	1,015,459
*National Beverage Corp.	126,279	1,382,755
*Natural Alternatives International, Inc.	20,009	150,868
*Natural Health Trends Corp.	3,248	1,494
#*Nature’s Sunshine Products, Inc.	35,884	305,732
*NBTY, Inc.	95,600	3,480,796
Nu Skin Enterprises, Inc. Class A	180,500	4,108,180
*Nutraceutical International Corp.	23,897	259,999
Oil-Dri Corp. of America	20,765	317,497
*Omega Protein Corp.	40,323	167,744
*Orchids Paper Products Co.	21,717	388,734
*Overhill Farms, Inc.	34,614	188,992
*Pantry, Inc.	40,200	567,222
*Parlux Fragrances, Inc.	60,346	116,468
*PC Group, Inc.	33,567	16,784
*Physicians Formula Holdings, Inc.	28,145	61,638
#*Pilgrim’s Pride Corp.	118,500	746,550
*Pizza Inn, Inc.	8,932	14,916
*Prestige Brands Holdings, Inc.	162,939	1,101,468
PriceSmart, Inc.	79,468	1,533,732
*Reddy Ice Holdings, Inc.	48,780	192,681
Reliv’ International, Inc.	29,422	92,091
*Revlon, Inc.	93,930	791,830
Rocky Mountain Chocolate Factory, Inc.	8,084	68,876
#Ruddick Corp.	127,092	3,395,898
Sanderson Farms, Inc.	54,500	1,994,155
*Sanfilippo (John B.) & Son, Inc.	67,512	926,265
*Scheid Vineyards, Inc.	440	7,590
Schiff Nutrition International, Inc.	42,663	246,166
*Seneca Foods Corp.	10,852	300,492
*Seneca Foods Corp. Class B	2,800	79,380
*Smart Balance, Inc.	114,213	603,045

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Spartan Stores, Inc.	57,276	$811,028
*Star Scientific, Inc.	179,695	150,944
Stephan Co. (The)	3,400	10,506
*Susser Holdings Corp.	28,295	336,428
Tasty Baking Co.	123,937	794,436
*Tofutti Brands, Inc.	19,440	25,078
Tootsie Roll Industries, Inc.	104,336	2,588,576
#*TreeHouse Foods, Inc.	76,276	2,852,722
#*United Natural Foods, Inc.	109,213	2,633,125
United-Guardian, Inc.	7,500	75,000
#Universal Corp.	69,300	2,882,187
*USANA Health Sciences, Inc.	51,660	1,488,841
#Vector Group, Ltd.	174,596	2,533,388
Village Super Market, Inc.	29,118	873,540
WD-40 Co.	46,789	1,473,386
Weis Markets, Inc.	71,503	2,531,206
*Winn-Dixie Stores, Inc.	120,398	1,335,214
*Zapata Corp.	28,992	198,015

Total Consumer Staples		106,208,476

Energy — (4.7%)
#*Abraxas Petroleum Corp.	118,900	196,185
*Adams Resources & Energy, Inc.	15,298	347,265
#*Allis-Chalmers Energy, Inc.	317,387	1,104,507
#Alon USA Energy, Inc.	141,186	1,185,962
*Alpha Natural Resources, Inc.	10,781	366,231
*American Oil & Gas, Inc.	7,369	15,475
*Approach Resources, Inc.	20,187	156,651
*Arena Resources, Inc.	83,900	3,126,114
*Atlas Energy, Inc.	132,293	3,463,431
*ATP Oil & Gas Corp.	115,147	1,993,195
#*Atwood Oceanics, Inc.	7,875	279,484
*Barnwell Industries, Inc.	22,706	103,312
*Basic Energy Services, Inc.	52,900	370,300
Berry Petroleum Corp. Class A	114,400	2,901,184
*Bill Barrett Corp.	100,000	3,098,000
*Bolt Technology Corp.	25,100	255,267
*Boots & Coots, Inc.	190,500	264,795
#*BPZ Resources, Inc.	249,499	1,571,844
*Brigham Exploration Co.	182,265	1,731,517
*Bristow Group, Inc.	65,100	1,897,665
*Bronco Drilling Co., Inc.	270,845	1,711,740
*Cal Dive International, Inc.	249,831	1,918,702
*Callon Petroleum Co.	45,262	72,419
CARBO Ceramics, Inc.	66,655	3,891,985
*Carrizo Oil & Gas, Inc.	67,796	1,571,511
*Cheniere Energy, Inc.	89,960	209,607
*Clayton Williams Energy, Inc.	31,976	837,771
*Clean Energy Fuels Corp.	131,301	1,523,092
*Complete Production Services, Inc.	169,721	1,617,441
*Contango Oil & Gas Co.	43,550	2,075,157
*CREDO Petroleum Corp.	21,378	208,222
*Crosstex Energy, Inc.	92,936	522,300
*CVR Energy, Inc.	189,056	1,988,869
*Dawson Geophysical Co.	19,100	461,265
Delek US Holdings, Inc.	107,400	724,950
#*Delta Petroleum Corp.	590,451	767,586
*Double Eagle Petroleum Co.	11,693	55,308
*Dril-Quip, Inc.	35,400	1,720,086
*Encore Acquisition Co.	5,654	209,594
*ENGlobal Corp.	79,900	235,705

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Evolution Petroleum Corp.	44,510	$151,779
#*Exterran Holdings, Inc.	137,500	2,809,125
*FieldPoint Petroleum Corp.	7,763	15,681
#Frontier Oil Corp.	185,517	2,571,266
*FX Energy, Inc.	93,441	248,553
#General Maritime Corp.	104,084	717,139
*Geokinetics, Inc.	23,326	375,082
*GeoMet, Inc.	151,509	284,837
*GeoResources, Inc.	35,242	390,834
*Global Industries, Ltd.	250,539	1,826,429
#*GMX Resources, Inc.	54,037	687,891
#*Goodrich Petroleum Corp.	82,300	2,112,641
*Green Plains Renewable Energy, Inc.	1,800	13,266
#*GreenHunter Energy, Inc.	2,286	3,520
Gulf Island Fabrication, Inc.	37,151	710,327
*GulfMark Offshore, Inc.	62,114	1,718,694
*Gulfport Energy Corp.	93,916	716,579
*Harvest Natural Resources, Inc.	107,300	589,077
#*Helix Energy Solutions Group, Inc.	205,069	2,815,597
*Hercules Offshore, Inc.	250,719	1,286,188
*HKN, Inc.	57,493	189,727
#Holly Corp.	90,135	2,614,816
#*Hornbeck Offshore Services, Inc.	69,700	1,694,407
Houston American Energy Corp.	92,016	358,862
*International Coal Group, Inc.	339,135	1,387,062
#*ION Geophysical Corp.	260,400	997,332
#*James River Coal Co.	60,597	1,150,737
*Key Energy Services, Inc.	272,923	1,995,067
*Kodiak Oil & Gas Corp.	230,403	555,271
Lufkin Industries, Inc.	40,012	2,282,685
#*Mariner Energy, Inc.	224,023	2,854,053
*Matrix Service Co.	79,194	702,451
#*McMoran Exploration Co.	189,279	1,455,556
*Meridian Resource Corp.	1,816,929	581,417
*Mexco Energy Corp.	2,060	21,826
*Mitcham Industries, Inc.	23,283	168,802
*NATCO Group, Inc. Class A	46,400	2,022,112
#*National Coal Corp.	61,920	58,205
*Natural Gas Services Group, Inc.	28,989	489,044
*Newpark Resources, Inc.	237,600	715,176
#*Northern Oil & Gas, Inc.	80,739	736,340
*Oil States International, Inc.	94,200	3,244,248
*OMNI Energy Services Corp.	17,900	25,418
#Overseas Shipholding Group, Inc.	59,100	2,319,675
*OYO Geospace Corp.	13,126	344,558
Panhandle Oil & Gas, Inc.	16,358	321,598
*Parker Drilling Co.	255,247	1,327,284
#*Patriot Coal Corp.	198,694	2,245,242
Penn Virginia Corp.	98,985	2,004,446
*Petroleum Development Corp.	40,733	680,241
#*PetroQuest Energy, Inc.	135,496	830,590
*PHI, Inc. Non-Voting	32,500	558,350
*PHI, Inc. Voting	1,645	29,774
*Pioneer Drilling Co.	110,707	740,630
#*Pyramid Oil Co.	10,297	48,911
#*Rentech, Inc.	136,833	171,041
*Rex Energy Corp.	78,429	634,491
*Rosetta Resources, Inc.	115,187	1,558,480
#*Royale Energy, Inc.	10,018	23,041
RPC, Inc.	277,500	2,594,625
*SEACOR Holdings, Inc.	27,183	2,209,162

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Southern Union Co.	1	$14
#St. Mary Land & Exploration Co.	84,389	2,877,665
*Stone Energy Corp.	105,694	1,620,289
*Superior Energy Services, Inc.	156,299	3,377,621
#*Superior Well Services, Inc.	50,911	540,166
*Swift Energy Corp.	82,300	1,743,114
*Syntroleum Corp.	140,860	314,118
*T-3 Energy Services, Inc.	28,470	569,969
#*Teton Energy Corp.	47,886	15,707
*Tetra Technologies, Inc.	165,710	1,567,617
*TGC Industries, Inc.	39,463	171,664
*Toreador Resources Corp.	47,171	402,369
*Trico Marine Services, Inc.	102,266	623,823
#*Tri-Valley Corp.	60,749	145,798
#*TXCO Resources, Inc.	3,000	1,200
*Union Drilling, Inc.	107,224	819,191
*Unit Corp.	67,000	2,618,360
#*Uranium Energy Corp.	123,704	334,001
*USEC, Inc.	617,022	2,381,705
VAALCO Energy, Inc.	157,200	669,672
*Venoco, Inc.	115,443	1,454,582
*Verenium Corp.	9,976	38,009
W&T Offshore, Inc.	160,459	1,869,347
*Warren Resources, Inc.	127,927	276,322
#*Western Refining, Inc.	116,035	650,956
*Westmoreland Coal Co.	16,235	106,989
#*Willbros Group, Inc.	71,026	933,282
#World Fuel Services Corp.	64,830	3,296,606

Total Energy		141,159,108

Financials — (10.8%)
*1st Constitution Bancorp	1,495	11,153
1st Source Corp.	56,624	839,168
21st Century Holding Co.	29,065	133,408
Abington Bancorp, Inc.	43,274	296,860
Access National Corp.	17,671	107,086
Advance America Cash Advance Centers, Inc.	140,551	694,322
*Advanta Corp. Class A	223,100	80,294
*Advanta Corp. Class B	10,191	3,312
*Affirmative Insurance Holdings, Inc.	82,687	330,748
Alliance Bancorp, Inc. of Pennsylvania	2,151	18,509
Alliance Financial Corp.	9,755	254,020
*Altisource Portfolio Solutions SA	50,206	765,641
#*Amcore Financial, Inc.	161,406	127,511
Ameriana Bancorp	2,912	9,610
#American Capital, Ltd.	516,354	1,383,828
*American Equity Investment Life Holding Co.	436,018	2,864,638
*American Independence Corp.	8,100	35,640
American National Bankshares, Inc.	18,522	396,926
American Physicians Capital, Inc.	40,417	1,143,002
American Physicians Services Group, Inc.	100	2,407
American River Bankshares	6,126	37,491
*American Safety Insurance Holdings, Ltd.	16,345	242,233
*American Spectrum Realty, Inc.	1,926	35,149
#*AmericanWest Bancorporation	187,441	71,228
#*AmeriCredit Corp.	159,162	2,809,209
Ameris Bancorp	32,673	192,444
*AMERISAFE, Inc.	43,429	805,174
*AmeriServe Financial, Inc.	299,665	524,414
AmTrust Financial Services, Inc.	133,499	1,505,869
*Anchor Bancorp Wisconsin, Inc.	2,800	2,156

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Argo Group International Holdings, Ltd.	70,968	$2,410,073
Arrow Financial Corp.	35,121	893,127
ASB Financial Corp.	900	12,937
*Asset Acceptance Capital Corp.	104,727	761,365
#Assured Guaranty, Ltd.	105,306	1,745,973
ASTA Funding, Inc.	29,575	193,125
#Astoria Financial Corp.	223,225	2,227,785
*Atlantic American Corp.	21,640	28,673
*Atlantic Southern Financial Group, Inc.	2,100	3,654
Auburn National Bancorporation, Inc.	2,200	43,032
*Avatar Holdings, Inc.	31,009	505,447
#*B of I Holding, Inc.	5,200	43,368
Baldwin & Lyons, Inc.	1,200	27,444
Baldwin & Lyons, Inc. Class B	29,641	676,111
BancFirst Corp.	42,644	1,539,875
*Bancinsurance Corp.	5,600	21,728
Bancorp Rhode Island, Inc.	10,178	259,743
*Bancorp, Inc.	49,041	250,109
#BancTrust Financial Group, Inc.	31,764	101,962
Bank Mutual Corp.	93,741	658,062
Bank of Commerce Holdings	4,200	23,142
*Bank of Florida Corp.	103,141	150,586
*Bank of Granite Corp.	2,923	1,520
#Bank of the Ozarks, Inc.	45,710	1,039,902
*BankAtlantic Bancorp, Inc.	431,145	633,783
BankFinancial Corp.	66,954	632,046
#*BankUnited Financial Corp. Class A	98,675	13,321
#Banner Corp.	116,428	357,434
Bar Harbor Bankshares	10,274	291,782
#BCB Bancorp, Inc.	600	4,950
*BCSB Bancorp, Inc.	1,200	10,284
Beacon Federal Bancorp, Inc.	2,400	21,120
*Beneficial Mutual Bancorp, Inc.	147,693	1,366,160
*Berkshire Bancorp, Inc.	10,144	64,414
Berkshire Hills Bancorp, Inc.	24,569	504,893
Beverly National Corp.	500	11,500
#*BFC Financial Corp.	125,709	61,597
BGC Partners, Inc. Class A	116,260	561,536
*BNCCORP, Inc.	3,900	19,734
#Boston Private Financial Holdings, Inc.	142,392	847,232
#Bridge Bancorp, Inc.	2,900	61,538
*Broadpoint Gleacher Securities, Inc.	268,746	1,711,912
Brookline Bancorp, Inc.	165,293	1,618,218
Brooklyn Federal Bancorp, Inc.	8,395	100,572
Bryn Mawr Bank Corp.	36,170	578,720
C&F Financial Corp.	337	7,053
Cadence Financial Corp.	34,705	57,263
Calamos Asset Management, Inc.	43,164	457,538
California First National Bancorp	13,100	158,379
Camco Financial Corp.	9,661	17,680
Camden National Corp.	32,569	1,000,845
Capital Bank Corp.	2,560	10,880
Capital City Bank Group, Inc.	43,890	515,269
Capital Properties, Inc.	1,300	11,700
•Capital Properties, Inc. Class B	1,300	—
Capital Southwest Corp.	4,549	337,809
CapitalSource, Inc.	719,904	2,562,858
#*Capitol Bancorp, Ltd.	30,070	67,657
Cardinal Financial Corp.	75,486	615,211
*Cardtronics, Inc.	88,581	881,381
Carver Bancorp, Inc.	600	4,170

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Cascade Financial Corp.	16,389	$32,450
#Cash America International, Inc.	81,090	2,453,783
#Cathay General Bancorp	103,091	910,294
Center Bancorp, Inc.	36,516	284,094
*Center Financial Corp.	36,015	151,623
CenterState Banks of Florida, Inc.	8,748	65,872
Central Bancorp, Inc.	2,887	23,500
#*Central Pacific Financial Corp.	83,200	117,312
Central Virginia Bankshares, Inc.	317	1,201
Centrue Financial Corp.	2,305	4,564
Century Bancorp, Inc. Class A	3,684	89,632
CFS Bancorp, Inc.	186,753	877,739
Charter Financial Corp.	23,869	313,877
Chemical Financial Corp.	67,063	1,472,033
*Chicopee Bancorp, Inc.	7,929	99,747
#*CIT Group, Inc.	350,000	252,000
Citizens Community Bancorp, Inc.	1,095	4,413
#*Citizens First Bancorp, Inc.	164,931	64,323
*Citizens First Corp.	400	3,360
Citizens Holding Co.	1,362	30,100
#*Citizens Republic Bancorp, Inc.	199,449	120,068
Citizens South Banking Corp.	700	4,228
#*Citizens, Inc.	114,260	688,988
#City Holding Co.	47,630	1,456,049
CKX Lands, Inc.	3,925	47,885
Clifton Savings Bancorp, Inc.	45,194	416,689
*CNA Surety Corp.	116,631	1,686,484
#CNB Financial Corp.	13,552	214,393
CoBiz Financial, Inc.	41,974	200,216
Codorus Valley Bancorp, Inc.	767	4,525
Cohen & Steers, Inc.	102,500	1,981,325
Colony Bankcorp, Inc.	10,672	58,162
Columbia Banking System, Inc.	58,867	865,345
Comm Bancorp, Inc.	1,132	32,262
Commercial National Financial Corp.	3,500	60,025
Commonwealth Bankshares, Inc.	4,198	18,471
#Community Bank System, Inc.	80,094	1,490,549
*Community Capital Corp.	8,552	22,321
*Community Central Bank Corp.	1,764	3,175
Community Trust Bancorp, Inc.	41,448	1,020,450
*Community West Bancshares	6,650	18,254
Compass Diversified Holdings	5,408	55,324
*CompuCredit Holdings Corp.	173,929	570,487
#*Conseco, Inc.	406,760	2,119,220
Consolidated-Tokoma Land Co.	13,849	476,406
#*Corus Bankshares, Inc.	382,182	24,536
*Cowen Group, Inc.	51,372	387,859
*Cowlitz Bancorporation	1,870	2,300
*Crawford & Co. Class A	46,910	180,603
*Crawford & Co. Class B	29,920	149,002
*Credit Acceptance Corp.	35,069	1,205,322
*Crescent Financial Corp.	100	407
#CVB Financial Corp.	233,168	1,867,676
Danvers Bancorp, Inc.	33,071	454,065
*Dearborn Bancorp, Inc.	69,961	34,281
Delphi Financial Group, Inc. Class A	104,975	2,277,957
*Diamond Hill Investment Group, Inc.	612	32,106
Dime Community Bancshares, Inc.	99,903	1,097,934
#*Dollar Financial Corp.	52,977	994,378
Donegal Group, Inc. Class A	53,259	777,581
Donegal Group, Inc. Class B	5,380	94,204

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Doral Financial Corp.	5,406	$15,353
Duff & Phelps Corp.	52,707	906,033
East West Bancorp, Inc.	201,661	1,820,999
Eastern Insurance Holdings, Inc.	18,429	130,109
Eastern Virginia Bankshares, Inc.	500	3,645
ECB Bancorp, Inc.	1,130	15,255
*eHealth, Inc.	49,463	703,858
EMC Insurance Group, Inc.	39,961	822,397
Employers Holdings, Inc.	99,700	1,477,554
*Encore Bancshares, Inc.	6,800	52,360
*Encore Capital Group, Inc.	61,200	916,164
*Enstar Group, Ltd.	26,752	1,631,872
Enterprise Bancorp, Inc.	7,722	82,394
Enterprise Financial Services Corp.	19,186	163,657
Epoch Holding Corp.	7,537	70,019
ESB Financial Corp.	43,205	503,770
ESSA Bancorp, Inc.	29,435	352,337
Evans Bancorp, Inc.	3,011	37,698
Evercore Partners, Inc. Class A	34,496	1,125,949
*EZCORP, Inc.	67,915	880,858
#F.N.B. Corp.	236,709	1,675,900
Farmers Capital Bank Corp.	8,404	93,452
FBL Financial Group, Inc. Class A	76,370	1,538,855
#Federal Agricultural Mortgage Corp.	59,597	478,564
Federal Agricultural Mortgage Corp. Class A	2,089	12,576
Fidelity Bancorp, Inc.	1,096	6,494
*Fidelity Southern Corp.	10,406	40,478
#Financial Federal Corp.	82,500	1,684,650
Financial Institutions, Inc.	22,315	235,646
*First Acceptance Corp.	13,967	30,727
First Advantage Bancorp	1,500	15,375
#First Bancorp (318672102)	125,172	236,575
First Bancorp (318910106)	41,331	560,448
First Bancorp, Inc.	28,120	438,953
*First Bancshares, Inc.	1,345	11,836
#*First Bancshares, Inc. (The)	600	4,380
*First Bank of Delaware	6,667	10,667
First Busey Corp.	120,586	466,668
First Business Financial Services, Inc.	1,200	11,148
*First California Financial Group, Inc.	1,970	8,175
*First Cash Financial Services, Inc.	93,362	1,603,959
First Citizens BancShares, Inc.	5,147	766,903
#First Commonwealth Financial Corp.	203,272	1,067,178
First Community Bancshares, Inc.	33,487	389,789
First Defiance Financial Corp.	40,311	581,285
First Federal Bancshares of Arkansas, Inc.	10,039	37,747
*First Federal of Northern Michigan Bancorp, Inc.	34,974	66,451
First Financial Bancorp	108,048	1,370,049
First Financial Bankshares, Inc.	56,606	2,742,561
First Financial Corp.	34,887	967,416
First Financial Holdings, Inc.	34,484	465,189
First Financial Northwest, Inc.	36,628	216,838
First Financial Service Corp.	5,202	47,650
*First Franklin Corp.	700	4,830
*First Investors Financial Services Group, Inc.	5,300	20,008
*First Keystone Financial, Inc.	2,200	20,625
First M&F Corp.	8,514	17,283
*First Marblehead Corp. (The)	48,418	94,899
#*First Mariner Bancorp, Inc.	22,501	21,376
First Merchants Corp.	51,254	313,674
First Mercury Financial Corp.	35,857	455,384

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Midwest Bancorp, Inc.	96,156	$1,000,022
First Niagara Financial Group, Inc.	28,027	359,867
First Place Financial Corp.	161,201	490,051
#*First Regional Bancorp	2,300	1,817
First Security Group, Inc.	13,734	37,082
First South Bancorp, Inc.	19,082	202,078
#*First State Bancorporation	168,501	165,131
First United Corp.	8,919	98,109
Firstbank Corp.	9,682	57,124
*FirstCity Financial Corp.	35,658	240,692
FirstMerit Corp.	91,741	1,738,492
#*Flagstar Bancorp, Inc.	1,113,020	1,001,718
Flagstone Reinsurance Holdings, Ltd.	186,719	2,044,573
Flushing Financial Corp.	65,794	738,867
#FNB United Corp.	30,609	50,505
*Forest City Enterprises, Inc. Class A	174,658	1,523,018
*Forest City Enterprises, Inc. Class B	200	1,762
#*Forestar Group, Inc.	15,426	227,688
*Fox Chase Bancorp, Inc.	10,153	100,616
*FPIC Insurance Group, Inc.	24,346	823,625
#*Franklin Credit Holding Corp.	3,100	2,720
#*Frontier Financial Corp.	10,200	4,332
Fulton Financial Corp.	155,966	1,288,279
*GAINSCO, Inc.	220	2,829
GAMCO Investors, Inc.	20,800	877,552
#German American Bancorp, Inc.	24,361	366,389
GFI Group, Inc.	259,396	1,335,889
Glacier Bancorp, Inc.	146,098	1,912,423
Gouverneur Bancorp, Inc.	1,695	13,052
#Great Southern Bancorp, Inc.	28,890	662,159
#*Greene Bancshares, Inc.	69,017	285,730
*Greenlight Capital Re, Ltd.	63,159	1,178,547
GS Financial Corp.	1,313	19,695
*Guaranty Bancorp	197,206	258,340
*Guaranty Federal Bancshares, Inc.	2,800	16,940
*Hallmark Financial Services, Inc.	49,864	382,457
Hampden Bancorp, Inc.	2,617	28,394
#Hampton Roads Bankshares, Inc.	27,277	55,918
#Hancock Holding Co.	75,729	2,746,691
*Hanmi Financial Corp.	5,300	8,109
Harleysville Group, Inc.	86,535	2,711,142
Harleysville National Corp.	106,238	611,931
Harleysville Savings Financial Corp.	1,173	14,545
*Harrington West Financial Group, Inc.	19,645	13,359
*Harris & Harris Group, Inc.	74,491	319,566
Hawthorn Bancshares, Inc.	624	6,115
Heartland Financial USA, Inc.	32,303	414,771
*Heritage Commerce Corp.	30,876	81,513
*Heritage Financial Corp.	22,530	281,850
Heritage Financial Group	200	1,622
HF Financial Corp.	7,650	83,385
*HFF, Inc.	35,417	194,794
*Hilltop Holdings, Inc.	124,242	1,471,025
Hingham Institution for Savings	4,009	118,767
*HMN Financial, Inc.	32,610	186,529
Home Bancshares, Inc.	39,266	849,324
Home Federal Bancorp, Inc.	35,806	413,559
HopFed Bancorp, Inc.	6,292	63,801
Horace Mann Educators Corp.	141,007	1,752,717
Horizon Bancorp	1,800	29,700
#*Horizon Financial Corp.	41,963	21,821

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
IBERIABANK Corp.	39,702	$1,719,494
#*Imperial Capital Bancorp, Inc.	80,645	14,516
Independence Holding Co.	71,080	394,494
#Independent Bank Corp. (453836108)	45,828	974,762
#Independent Bank Corp. (453838104)	167,557	197,717
Indiana Community Bancorp	5,433	47,647
Infinity Property & Casualty Corp.	50,946	1,970,082
Integra Bank Corp.	232,897	200,291
*Intergroup Corp. (The)	1,960	22,658
*International Assets Holding Corp.	22,717	408,679
#International Bancshares Corp.	148,266	2,201,750
#*Intervest Bancshares Corp.	1,990	6,587
*Investment Technology Group, Inc.	106,800	2,303,676
*Investors Bancorp, Inc.	245,238	2,658,380
*Investors Capital Holdings, Ltd.	100	188
Investors Title Co.	4,554	141,174
#*Irwin Financial Corp.	436,710	14,411
*Jacksonville Bancorp, Inc.	1,176	9,996
JMP Group, Inc.	45,111	379,835
#*KBW, Inc.	77,004	2,156,112
Kearny Financial Corp.	134,803	1,327,810
*Kennedy-Wilson, Inc.	8,400	319,200
Kentucky First Federal Bancorp	10,445	109,777
K-Fed Bancorp	23,051	205,845
*LaBranche & Co., Inc.	407,451	1,124,565
Lakeland Bancorp, Inc.	48,488	294,807
Lakeland Financial Corp.	32,576	670,088
Landmark Bancorp, Inc.	3,487	56,019
Legacy Bancorp, Inc.	17,044	162,941
#Life Partners Holdings, Inc.	33,041	561,367
LNB Bancorp, Inc.	18,947	104,777
#*Louisiana Bancorp, Inc.	1,200	17,136
LSB Corp.	7,262	76,106
#*Macatawa Bank Corp.	22,693	43,571
*Magyar Bancorp, Inc.	1,800	6,030
MainSource Financial Group, Inc.	47,077	274,459
Malvern Federal Bancorp, Inc.	2,292	22,232
*Market Leader, Inc.	17,987	35,974
*MarketAxess Holdings, Inc.	69,364	824,044
*Marlin Business Services Corp.	7,857	52,720
*Maui Land & Pineapple Co., Inc.	19,828	121,744
Max Capital Group, Ltd.	47,859	988,288
*Maxco, Inc.	3,000	9,720
Mayflower Bancorp, Inc.	2,666	19,062
*Mays (J.W.), Inc.	200	2,750
MB Financial, Inc.	97,393	1,741,387
*MBIA, Inc.	457,580	1,857,775
MBT Financial Corp.	2,500	5,075
*MCG Capital Corp.	169,534	676,441
Meadowbrook Insurance Group, Inc.	193,699	1,303,594
Medallion Financial Corp.	62,000	486,700
#*Mercantile Bancorp, Inc.	1,227	2,761
Mercantile Bank Corp.	2,105	7,515
Mercer Insurance Group, Inc.	45,876	852,376
Merchants Bancshares, Inc.	25,424	575,091
*Meridian Interstate Bancorp, Inc.	24,010	206,486
Meta Financial Group, Inc.	9,802	213,782
*Metro Bancorp, Inc.	25,268	298,920
MetroCorp Bancshares, Inc.	17,501	63,004
*MF Global, Ltd.	266,929	1,900,534
#*MGIC Investment Corp.	262,706	1,132,263

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MicroFinancial, Inc.	23,300	$78,987
Mid Penn Bancorp, Inc.	1,910	27,456
MidSouth Bancorp, Inc.	8,562	123,721
#*Midwest Banc Holdings, Inc.	161,779	80,890
MidWestOne Financial Group, Inc.	281	2,339
Monroe Bancorp	2,548	17,518
Montpelier Re Holdings, Ltd.	190,064	3,071,434
MSB Financial Corp.	500	4,348
MutualFirst Financial, Inc.	8,104	50,650
*Nara Bancorp, Inc.	57,733	424,915
*National Financial Partners Corp.	92,241	751,764
National Interstate Corp.	37,948	687,238
National Penn Bancshares, Inc.	219,897	1,235,821
*National Western Life Insurance Co. Class A	3,200	563,712
Naugatuck Valley Financial Corp.	1,600	7,080
*Navidec Financial, Inc.	247	442
*Navigators Group, Inc.	45,584	2,419,143
#NBT Bancorp, Inc.	90,399	1,970,698
*Nelnet, Inc. Class A	84,172	1,180,933
*Neostem, Inc.	200	374
*New Century Bancorp, Inc.	2,400	13,560
New England Bancshares, Inc.	1,999	10,595
New Hampshire Thrift Bancshares, Inc.	7,901	73,084
New Westfield Financial, Inc.	56,169	452,160
NewAlliance Bancshares, Inc.	256,304	2,839,848
*NewBridge Bancorp	4,005	9,612
*Newport Bancorp, Inc.	3,657	45,347
*NewStar Financial, Inc.	43,784	109,898
North Central Bancshares, Inc.	1,700	27,030
*North Valley Bancorp	500	1,385
Northeast Bancorp	900	8,568
Northeast Community Bancorp, Inc.	12,179	81,599
Northfield Bancorp, Inc.	88,421	1,099,073
Northrim Bancorp, Inc.	8,771	131,916
*Northway Financial, Inc.	5,228	41,955
Northwest Bancorp, Inc.	136,205	2,996,510
Norwood Financial Corp.	1,400	39,900
NYMAGIC, Inc.	11,100	158,619
Ocean Shore Holding Co.	2,655	20,417
OceanFirst Financial Corp.	33,280	316,160
*Ocwen Financial Corp.	219,374	2,397,758
#Ohio Valley Banc Corp.	4,177	92,521
Old National Bancorp	183,700	1,904,969
#Old Second Bancorp, Inc.	29,273	156,611
OneBeacon Insurance Group, Ltd.	51,390	612,569
optionsXpress Holdings, Inc.	127,031	1,985,495
Oriental Financial Group, Inc.	53,270	567,326
Oritani Financial Corp.	69,979	896,431
Osage Bancshares, Inc.	2,300	17,698
#*PAB Bankshares, Inc.	513	1,016
#Pacific Capital Bancorp	131,069	169,079
Pacific Continental Corp.	28,353	309,048
*Pacific Mercantile Bancorp	800	2,376
*Pacific Premier Bancorp, Inc.	7,017	26,103
*Pacific State Bancorp	4,100	3,608
#PacWest Bancorp	81,197	1,378,725
Pamrapo Bancorp, Inc.	10,711	72,299
*Park Bancorp, Inc.	1,650	7,590
#Park National Corp.	29,082	1,689,083
Parkvale Financial Corp.	8,563	77,153
Patriot National Bancorp	3,100	5,936

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Peapack-Gladstone Financial Corp.	33,357	$439,645
Penns Woods Bancorp, Inc.	12,097	371,015
*Penson Worldwide, Inc.	48,077	468,751
Peoples Bancorp	555	7,468
Peoples Bancorp of North Carolina	3,281	20,014
Peoples Bancorp, Inc.	28,018	300,913
#*PHH Corp,	195,799	3,164,112
#*Phoenix Cos, Inc. (The)	254,300	808,674
*PICO Holdings, Inc.	61,310	2,080,861
Pinnacle Bancshares, Inc.	35	332
*Pinnacle Financial Partners, Inc.	40,035	508,444
*Piper Jaffray Cos., Inc.	43,300	2,008,687
*PMA Capital Corp.	122,454	585,330
*PMI Group, Inc. (The)	181,600	439,472
Porter Bancorp, Inc.	8,804	140,160
#*Portfolio Recovery Associates, Inc.	43,205	1,993,479
*Preferred Bank	10,665	26,982
Premier Financial Bancorp, Inc.	7,300	45,880
Presidential Life Corp.	64,118	598,221
*Primus Guaranty, Ltd.	13,233	45,125
Princeton National Bancorp, Inc.	4,526	68,071
PrivateBancorp, Inc.	103,271	942,864
*ProAssurance Corp.	2,784	139,980
#Prosperity Bancshares, Inc.	112,211	4,016,032
Protective Life Corp.	158,388	3,048,969
Providence Community Bancshares, Inc.	400	848
Provident Financial Holdings, Inc.	19,558	136,906
Provident Financial Services, Inc.	176,053	1,892,570
Provident New York Bancorp	115,447	984,763
#Prudential Bancorp, Inc. of Pennsylvania	7,400	72,594
Pulaski Financial Corp.	15,498	113,755
QC Holdings, Inc.	72,235	375,622
#Radian Group, Inc.	181,735	1,052,246
#*Rainier Pacific Financial Group, Inc.	104,438	39,686
Renasant Corp.	44,260	647,966
Republic Bancorp, Inc. Class A	78,503	1,443,670
*Republic First Bancorp, Inc.	16,435	72,314
#Resource America, Inc.	51,153	197,451
*Rewards Network, Inc.	28,623	307,983
#*RiskMetrics Group, Inc.	117,095	1,720,126
*Riverview Bancorp, Inc.	39,415	126,522
RLI Corp.	64,700	3,235,000
Rockville Financial, Inc.	39,253	406,269
#*Rodman & Renshaw Capital Group, Inc.	77,869	333,279
Roma Financial Corp.	59,004	731,060
Rome Bancorp, Inc.	17,600	147,400
#*Royal Bancshares of Pennsylvania, Inc. Class A	8,295	8,793
Rurban Financial Corp.	790	6,004
S&T Bancorp, Inc.	70,971	1,117,793
#S.Y. Bancorp, Inc.	38,029	849,948
*Safeguard Scientifics, Inc.	44,330	431,774
Safety Insurance Group, Inc.	31,489	1,053,937
Salisbury Bancorp, Inc.	2,347	57,724
Sanders Morris Harris Group, Inc.	22,826	132,619
Sandy Spring Bancorp, Inc.	36,201	418,484
Savannah Bancorp, Inc. (The)	1,200	8,940
SCBT Financial Corp.	25,974	671,947
*Seabright Insurance Holdings	47,700	533,286
Seacoast Banking Corp. of Florida	47,061	70,121
Selective Insurance Group, Inc.	162,995	2,497,083
Shore Bancshares, Inc.	12,229	199,455

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Sierra Bancorp	26,407	$230,533
*Signature Bank	85,277	2,691,342
#Simmons First National Corp. Class A	38,438	1,124,696
Smithtown Bancorp, Inc.	29,466	304,973
South Financial Group, Inc.	130,600	104,480
South Street Financial Corp.	400	1,100
*Southcoast Financial Corp.	9	38
*Southern Banc Co., Inc.	200	2,275
*Southern Community Financial Corp.	60,508	140,984
*Southern Connecticut Bancorp, Inc.	3,600	12,096
*Southern First Bancshares, Inc.	1,780	13,973
Southern Missouri Bancorp, Inc.	400	4,480
Southside Bancshares, Inc.	32,210	669,646
Southwest Bancorp, Inc.	40,876	402,220
*Southwest Georgia Financial Corp.	1,753	14,725
*Specialty Underwriters’ Alliance, Inc.	2,986	20,365
*StanCorp Financial Group, Inc.	44,700	1,640,937
State Auto Financial Corp.	108,712	1,767,657
State Bancorp, Inc.	34,660	264,802
StellarOne Corp.	44,663	473,874
Sterling Bancorp.	50,343	338,808
Sterling Bancshares, Inc.	190,482	1,060,985
#*Sterling Financial Corp.	110,053	88,042
*Stewart Information Services Corp.	80,574	720,332
*Stifel Financial Corp.	60,236	3,129,863
*Stratus Properties, Inc.	27,690	263,055
Student Loan Corp.	30,303	1,274,241
#Suffolk Bancorp	27,732	775,387
*Sun American Bancorp	3,688	739
*Sun Bancorp, Inc.	263,038	1,067,934
#*Superior Bancorp	2,802	5,940
Susquehanna Bancshares, Inc.	162,328	894,427
*Sussex Bancorp	7,918	35,116
#*SVB Financial Group	86,286	3,559,298
SWS Group, Inc.	74,107	991,552
*Synovus Financial Corp.	555,489	1,233,186
*Taylor Capital Group, Inc.	36,600	208,620
Teche Holding Co.	6,122	190,088
*Tejon Ranch Co.	43,200	1,125,792
•#Teton Advisors, Inc.	311	—
*Texas Capital Bancshares, Inc.	78,512	1,143,920
TF Financial Corp.	5,630	104,718
Thomas Properties Group, Inc.	35,941	108,901
*Thomas Weisel Partners Group, Inc.	104,787	474,685
#*TIB Financial Corp.	3,267	3,463
*Tidelands Bancshares, Inc.	14,636	51,226
*TierOne Corp.	90,019	179,138
Timberland Bancorp, Inc.	81,238	371,258
Tompkins Financial Corp.	21,340	925,516
*Tower Bancorp, Inc.	5,060	114,154
*Tower Financial Corp.	2,600	11,804
Tower Group, Inc.	74,356	1,827,670
#TowneBank	40,129	463,089
*TradeStation Group, Inc.	89,087	687,752
*Tree.com, Inc.	22,995	179,591
*Trenwick Group, Ltd.	11,975	84
#*Triad Guaranty, Inc.	25,902	18,230
#TriCo Bancshares	41,500	606,730
TrustCo Bank Corp.	189,902	1,129,917
Trustmark Corp.	109,053	2,066,554
#UCBH Holdings, Inc.	172,565	169,114

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Umpqua Holdings Corp.	175,002	$1,734,270
Unico American Corp.	12,100	120,758
Union Bankshares Corp.	35,352	435,537
Union Bankshares, Inc.	1,808	28,928
*United America Indemnity, Ltd.	37,360	261,894
United Bancshares, Inc. (909458101)	900	9,036
#United Bancshares, Inc. (909907107)	104,701	1,868,913
*United Community Banks, Inc.	122,215	496,193
*United Community Financial Corp.	507,189	760,784
United Financial Bancorp, Inc.	30,046	386,091
United Fire & Casualty Co.	64,371	1,125,205
*United PanAm Financial Corp.	132,919	398,757
#*United Security Bancshares	24,785	61,962
United Western Bancorp, Inc.	23,961	87,937
Unitrin, Inc.	132,456	2,596,138
*Unity Bancorp, Inc.	8,914	36,458
Universal Insurance Holdings, Inc.	84,045	446,279
Univest Corp. of Pennsylvania	34,952	672,127
ViewPoint Financial Group	48,172	645,505
*Virginia Commerce Bancorp, Inc.	12,008	48,272
*Virtus Investment Partners, Inc.	12,225	179,218
VIST Financial Corp.	4,537	26,315
VSB Bancorp, Inc.	875	9,642
*Waccamaw Bankshares, Inc.	1,300	5,174
Wainwright Bank & Trust Co.	2,382	15,936
Washington Banking Co.	11,112	104,675
Washington Federal, Inc.	184,912	3,171,241
Washington Trust Bancorp, Inc.	36,597	549,687
*Waterstone Financial, Inc.	11,604	39,570
Wayne Savings Bancshares, Inc.	1,800	10,620
Webster Financial Corp.	149,880	1,695,143
#WesBanco, Inc.	69,748	986,934
West Bancorporation	53,063	233,477
West Coast Bancorp	26,443	61,083
#Westamerica Bancorporation	79,557	3,802,825
*Western Alliance Bancorp	155,086	674,624
Westwood Holdings Group, Inc.	22,697	800,977
*White River Capital, Inc.	400	4,840
Whitney Holding Corp.	117,333	942,184
Wilber Corp.	4,666	31,356
#Wilmington Trust Corp.	145,588	1,754,335
#Wilshire Bancorp, Inc.	75,950	534,688
Wintrust Financial Corp.	52,950	1,493,720
#*World Acceptance Corp.	49,109	1,232,145
WSB Holdings, Inc.	8,331	18,245
WVS Financial Corp.	4,423	67,407
Yadkin Valley Financial Corp.	21,553	79,315
Zenith National Insurance Corp.	86,404	2,465,106
*ZipRealty, Inc.	55,111	206,666

Total Financials		321,917,125

Health Care — (11.0%)
*A.D.A.M., Inc.	13,200	43,296
*Abaxis, Inc.	51,500	1,175,230
#*ABIOMED, Inc.	85,580	774,499
*Acadia Pharmaceuticals, Inc.	77,400	100,620
*Accelr8 Technology Corp.	2,280	2,918
*Accelrys, Inc.	91,198	495,205
#*Access Pharmaceuticals, Inc.	5,300	15,900
*Accuray, Inc.	130,427	752,564
*Acorda Therapeutics, Inc.	87,554	1,902,548

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Adcare Health Systems, Inc.	4,600	$9,660
#*Adeona Pharmaceuticals, Inc.	9,451	5,671
*Adolor Corp.	128,100	185,745
*AdvanSource Biomaterials Corp.	55,063	14,867
*Affymax, Inc.	67,836	1,366,217
*Affymetrix, Inc.	155,399	812,737
*Air Methods Corp.	36,530	1,115,626
#*Akorn, Inc.	149,500	216,775
*Albany Molecular Research, Inc.	96,256	783,524
*Alexza Pharmaceuticals, Inc.	76,524	163,761
*Align Technology, Inc.	153,360	2,410,819
*Alkermes, Inc.	275,401	2,194,946
*Alliance HealthCare Services, Inc.	143,000	777,920
*Allied Healthcare International, Inc.	429,379	1,142,148
*Allied Healthcare Products, Inc.	13,945	76,279
*Allion Healthcare, Inc.	62,795	404,400
#*Allos Therapeutics, Inc.	205,638	1,161,855
#*Allscripts-Misys Healthcare Solutions, Inc.	193,106	3,765,567
*Almost Family, Inc.	18,016	546,786
*Alnylam Pharmaceuticals, Inc.	109,505	1,865,965
*Alphatec Holdings, Inc.	117,785	563,012
#*AMAG Pharmaceuticals, Inc.	41,424	1,564,999
#*Amedisys, Inc.	77,134	3,069,162
America Services Group, Inc.	19,654	257,860
*American Caresource Holding, Inc.	14,808	39,537
*American Claims Evaluation, Inc.	1,000	560
*American Dental Partners, Inc.	29,592	351,849
#*American Medical Systems Holdings, Inc.	195,860	3,020,161
*American Shared Hospital Services	9,244	24,034
*AMERIGROUP Corp.	133,000	2,932,650
*AMICAS, Inc.	6,000	18,900
#*Amicus Therapeutics, Inc.	17,092	65,633
*AMN Healthcare Services, Inc.	85,700	713,024
*Amsurg Corp.	85,913	1,810,187
*Anadys Pharmaceuticals, Inc.	51,904	101,213
Analogic Corp.	38,265	1,428,815
*Angeion Corp.	215	787
*AngioDynamics, Inc.	97,026	1,465,093
*Anika Therapeutics, Inc.	38,875	284,565
*Animal Health International, Inc.	400	972
*ARCA Biopharma, Inc.	9,066	24,025
*Ardea Biosciences, Inc.	40,226	543,051
#*Arena Pharmaceuticals, Inc.	203,815	719,467
*Ariad Pharmaceuticals, Inc.	17,155	30,879
*Arqule, Inc.	174,719	585,309
*Array BioPharma, Inc.	100,993	180,777
*Arrhythmia Research Technology, Inc.	10,081	41,433
#*ArthroCare Corp.	64,010	1,216,190
*ARYx Therapeutics, Inc.	60,401	151,002
*Aspect Medical Systems, Inc.	55,574	665,777
*Assisted Living Concepts, Inc.	22,604	468,355
#*athenahealth, Inc.	77,253	2,905,485
*AtriCure, Inc.	33,599	137,084
Atrion Corp.	8,608	1,019,273
*ATS Medical, Inc.	294,297	791,659
*Auxilium Pharmaceuticals, Inc.	98,401	3,095,695
*AVANIR Pharmaceuticals, Inc.	139,601	255,470
#*AVI BioPharma, Inc.	100,780	148,147
*Avigen, Inc.	216,991	308,127
*Bioanalytical Systems, Inc.	5,617	6,347
*BioClinica, Inc.	52,220	232,901

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*BioCryst Pharmaceuticals, Inc.	88,500	$790,305
*Biodel, Inc.	74,692	312,213
*BioForm Medical, Inc.	9,912	35,881
*BioMimetic Therapeutics, Inc.	49,999	583,490
#*Bio-Reference Laboratories, Inc.	37,386	1,208,689
#*BioSante Pharmaceuticals, Inc.	59,495	90,432
*BioScrip, Inc.	353,503	2,665,413
*BioSpecifics Technologies Corp.	1,914	58,377
*BioSphere Medical, Inc.	20,200	57,166
#*BMP Sunstone Corp.	44,869	163,323
*Bovie Medical Corp.	54,492	436,481
*Brookdale Senior Living, Inc.	198,720	3,346,445
*Bruker BioSciences Corp.	295,319	3,201,258
#*BSD Medical Corp.	69,146	160,419
#*Cadence Pharmaceuticals, Inc.	110,924	1,001,644
*Caliper Life Sciences, Inc.	591,722	1,307,706
*Cambrex Corp.	97,020	582,120
*Candela Corp.	53,712	167,044
*Cantel Medical Corp.	33,210	533,353
*Capital Senior Living Corp.	58,300	308,407
*Caraco Pharmaceutical Laboratories, Ltd.	75,892	279,283
*Cardiac Science Corp.	64,367	225,284
#*Cardica, Inc.	30,842	38,552
*Cardiovascular Systems, Inc.	19,037	93,091
#*CAS Medical Systems, Inc.	106	172
*Catalyst Health Solutions, Inc.	114,340	3,586,846
*Catalyst Pharmaceutical Partners, Inc.	6,701	5,030
*Celera Corp.	381,671	2,362,543
*Celldex Therapeutics, Inc.	74,853	326,359
*Celsion Corp.	39,775	123,700
*Centene Corp.	123,100	2,194,873
#*Cepheid, Inc.	170,406	2,261,288
*Cerus Corp.	42,565	71,509
Chemed Corp.	72,665	3,293,178
*Clarient, Inc.	19,000	61,560
*Cleveland Biolabs, Inc.	7,404	29,172
#*Clinical Data, Inc.	73,039	1,152,555
*Columbia Laboratories, Inc.	18,100	16,833
#*CombiMatrix Corp.	9,236	58,649
#Computer Programs & Systems, Inc.	28,801	1,216,554
#*Conceptus, Inc.	120,936	2,121,217
*CONMED Corp.	74,042	1,568,950
*Continucare Corp.	130,666	342,345
#Cooper Cos., Inc.	99,422	2,784,810
*Corcept Therapeutics, Inc.	63,406	128,080
*Cornerstone Therapeutics, Inc.	9,240	51,744
*Corvel Corp.	39,773	1,133,530
*CPEX Pharmaceuticals, Inc.	6,125	56,534
*Cross Country Healthcare, Inc.	98,962	817,426
*CryoLife, Inc.	71,400	428,400
#*Cubist Pharmaceuticals, Inc.	145,597	2,466,413
*Curis, Inc.	5,932	11,805
*Cutera, Inc.	29,447	265,317
#*Cyberonics, Inc.	60,139	869,610
*Cynosure, Inc.	21,307	213,496
#*Cypress Bioscience, Inc.	77,552	476,169
*Cytokinetics, Inc.	133,713	426,544
#*Cytori Therapeutics, Inc.	81,937	269,573
Daxor Corp.	15,561	210,852
*Del Global Technologies Corp.	21,254	9,564
*DepoMed, Inc.	112,638	350,304

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Dexcom, Inc.	100,645	$690,425
*Dialysis Corp. of America	17,204	118,708
*Digirad Corp.	127,011	311,177
*Dionex Corp.	53,415	3,625,810
#*Discovery Laboratories, Inc.	31,800	29,574
*Durect Corp.	180,759	381,401
*Dyax Corp.	159,126	499,656
*Dynacq Healthcare, Inc.	25,997	83,710
*Eclipsys Corp.	124,312	2,330,850
*Emergent BioSolutions, Inc.	66,200	954,604
*Emergent Group, Inc.	12,526	84,363
#*Emeritus Corp.	86,344	1,611,179
*Encision, Inc.	2,013	2,718
•*Endo Pharmaceuticals Solutions	132,809	131,481
*Endologix, Inc.	14,300	68,068
Ensign Group, Inc.	29,305	433,128
*EnteroMedics, Inc.	19,200	10,848
*ENTREMED, Inc.	102,180	76,635
*Enzo Biochem, Inc.	82,380	453,914
#*Enzon Pharmaceuticals, Inc.	90,643	760,495
*eResearch Technology, Inc.	123,643	914,958
*Escalon Medical Corp.	3,000	4,530
#*ev3, Inc.	246,588	2,904,807
*Exact Sciences Corp.	85,768	211,847
*Exactech, Inc.	28,497	427,455
*Exelixis, Inc.	236,117	1,435,591
*Facet Biotech Corp.	42,793	733,044
*Five Star Quality Care, Inc.	56,510	194,960
*Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	2,570
•*Genaera Corp.	2,816	—
#*Genomic Health, Inc.	54,456	1,011,248
*Genoptix, Inc.	34,909	1,214,484
*Gentiva Health Services, Inc.	75,463	1,811,112
#*Geron Corp.	200,271	1,223,656
*Greatbatch, Inc.	60,988	1,199,634
*GTC Biotherapeutics, Inc.	4,727	5,010
#*GTx, Inc.	78,641	706,196
*Haemonetics Corp.	45,848	2,361,172
#*Halozyme Therapeutics, Inc.	197,408	1,196,292
*Hanger Orthopedic Group, Inc.	96,979	1,342,189
*Hansen Medical, Inc.	34,595	88,563
*Harvard Bioscience, Inc.	101,036	365,750
*Health Fitness Corp.	22,300	133,354
*Health Grades, Inc.	126,134	547,422
*Health Management Associates, Inc.	468,438	2,857,472
*Health Net, Inc.	200	2,982
#*HEALTHSOUTH Corp.	194,207	2,837,364
*HealthSpring, Inc.	169,270	2,425,639
*HealthStream, Inc.	68,972	264,852
*HealthTronics, Inc.	529,526	1,212,615
*Healthways, Inc.	74,219	1,193,442
*Heart Tronics, Inc.	1	3
#*Helicos BioSciences Corp.	142,279	268,907
#*Hemispherx Biopharma, Inc.	160,800	233,160
Hill-Rom Holdings, Inc.	137,817	2,699,835
*Hi-Tech Pharmacal Co., Inc.	34,325	626,088
*HMS Holdings Corp.	65,034	2,791,910
*Home Diagnostics, Inc.	31,308	195,675
*Hooper Holmes, Inc.	1,214,375	910,781
#*Human Genome Sciences, Inc.	88,134	1,647,224
*iBioPharma, Inc.	40,600	41,006

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*iCAD, Inc.	3,500	$6,125
*ICU Medical, Inc.	38,050	1,331,750
*Idenix Pharmaceuticals, Inc.	105,635	234,510
*Idera Pharmaceuticals, Inc.	59,158	315,904
*I-Flow Corp.	53,062	669,642
*ImmunoGen, Inc.	121,691	814,113
*Immunomedics, Inc.	165,371	588,721
*Impax Laboratories, Inc.	135,144	1,200,079
#*Incyte Corp.	254,776	1,500,631
*Infinity Pharmaceuticals, Inc.	105,304	587,596
*Inspire Pharmaceuticals, Inc.	180,966	808,918
#*Insulet Corp.	94,018	1,043,600
*Integra LifeSciences Holdings Corp.	76,058	2,322,811
*IntegraMed America, Inc.	23,698	201,433
#*InterMune, Inc.	82,900	1,001,432
#Invacare Corp.	68,263	1,531,139
*InVentiv Health, Inc.	73,741	1,252,122
*IPC The Hospitalist Co.	35,493	1,075,438
*IRIS International, Inc.	53,024	537,663
#*Isis Pharmaceuticals, Inc.	239,713	3,037,164
*ISTA Pharmaceuticals, Inc.	72,445	265,149
#*Jazz Pharmaceuticals, Inc.	68,129	427,850
*Kendle International, Inc.	40,903	690,443
*Kensey Nash Corp.	32,102	767,559
Kewaunee Scientific Corp.	9,935	128,758
*Kindred Healthcare, Inc.	124,778	1,834,237
*K-V Pharmaceutical Co.	100,948	383,602
#*K-V Pharmaceutical Co. Class B	33,002	140,919
Landauer, Inc.	25,000	1,294,750
*Lannet Co., Inc.	40,043	269,089
*LCA-Vision, Inc.	70,011	315,050
*LeMaitre Vascular, Inc.	8,400	35,868
*Lexicon Pharmaceuticals, Inc.	21,680	28,401
#*LHC Group, Inc.	41,643	1,162,256
#*LifePoint Hospitals, Inc.	120,500	3,413,765
*Ligand Pharmaceuticals, Inc. Class B	223,914	380,654
#*Luminex Corp.	82,443	1,213,561
*Luna Innovations, Inc.	6,456	7,554
*Magellan Health Services, Inc.	88,401	2,840,324
*MAKO Surgical Corp.	53,840	487,252
#*Mannkind Corp.	383,502	2,001,880
*MAP Pharmaceuticals, Inc.	47,552	390,877
*Martek Biosciences Corp.	94,120	1,690,395
#*Masimo Corp.	97,718	2,596,367
#*Matrixx Initiatives, Inc.	27,475	123,638
*Maxygen, Inc.	334,660	1,867,403
#*MDRNA, Inc.	48,933	50,890
*MedAssets, Inc.	123,086	2,700,507
*MedCath Corp.	36,249	297,604
*Medical Action Industries, Inc.	41,209	450,826
*Medical Staffing Network Holdings, Inc.	304,540	191,860
*Medicines Co. (The)	153,292	1,102,169
*MediciNova, Inc.	2,914	18,081
Medicis Pharmaceutical Corp. Class A	125,224	2,650,992
#*Medivation, Inc.	73,614	1,878,629
#MedQuist, Inc.	42,228	244,078
*MEDTOX Scientific, Inc.	23,945	238,971
*Merge Healthcare, Inc.	132,314	473,684
Meridian Bioscience, Inc.	107,834	2,392,836
*Merit Medical Systems, Inc.	74,276	1,261,206
*Metabolix, Inc.	50,583	512,912

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Metropolitan Health Networks, Inc.	142,700	$291,108
*Micromet, Inc.	151,144	772,346
*Micrus Endovascular Corp.	38,082	450,129
*Misonix, Inc.	92,109	233,957
#*Molecular Insight Pharmaceuticals, Inc.	54,845	263,256
#*Molina Healthcare, Inc.	50,164	939,070
*Momenta Pharmaceuticals, Inc.	87,729	800,088
*MTS Medication Technologies, Inc.	19,492	106,914
*MWI Veterinary Supply, Inc.	27,060	957,924
*Nabi Biopharmaceuticals	162,984	529,698
*Nanosphere, Inc.	48,908	326,705
*National Dentex Corp.	1,300	10,400
National Healthcare Corp.	32,508	1,169,313
National Research Corp.	27,304	629,903
*Natus Medical, Inc.	64,975	902,503
*Nektar Therapeutics	203,832	1,655,116
*Neogen Corp.	38,456	1,219,055
*Neurocrine Biosciences, Inc.	635,986	1,411,889
*Neurogen Corp.	86,049	14,198
*NeurogesX, Inc.	38,158	301,067
#*Neurometrix, Inc.	16,422	42,697
*Nighthawk Radiology Holdings, Inc.	58,263	348,995
#*Novabay Pharmaceuticals, Inc.	900	1,998
#*NovaMed, Inc.	66,667	268,668
#*Novavax, Inc.	199,825	767,328
*NOVT Corp.	6,450	13,513
*NPS Pharmaceuticals, Inc.	80,522	255,255
#*NuVasive, Inc.	97,252	3,529,275
*NxStage Medical, Inc.	102,211	570,337
*Obagi Medical Products, Inc.	47,292	483,324
*Odyssey Healthcare, Inc.	125,569	1,750,432
*Omnicell, Inc.	69,676	685,612
*OncoGenex Pharmaceutical, Inc.	12,346	359,392
#*Oncothyreon, Inc.	56,482	199,381
*Opexa Therapeutics, Inc.	1,600	3,232
#*Opko Health, Inc.	60,408	131,085
#*Optimer Pharmaceuticals, Inc.	62,815	726,141
*OraSure Technologies, Inc.	102,514	334,196
*Orchid Cellmark, Inc.	203,675	311,623
*Ore Pharmaceutical Holdings, Inc.	16,491	10,224
*Orexigen Therapeutics, Inc.	102,108	659,618
*Orthologic Corp.	102,663	70,837
*Orthovita, Inc.	160,825	562,888
#*Osiris Therapeutics, Inc.	58,913	374,098
*Osteotech, Inc.	37,584	162,363
*Pain Therapeutics, Inc.	116,922	592,795
*Palomar Medical Technologies, Inc.	39,544	401,767
*Par Pharmaceutical Cos., Inc.	76,502	1,604,247
*Parexel International Corp.	156,224	1,955,924
*PDI, Inc.	126,989	637,485
#PDL BioPharma, Inc.	262,917	2,211,132
*Penwest Pharmaceuticals Co.	42,010	90,742
*Pharmasset, Inc.	59,627	1,119,795
#*PharmAthene, Inc.	11,319	41,880
*PharMerica Corp.	73,686	1,136,975
*Phase Forward, Inc.	95,082	1,246,525
*PHC, Inc.	26,048	26,569
*PhotoMedex, Inc.	5,623	4,105
#*Poniard Pharmaceuticals, Inc.	76,471	500,885
*Pozen, Inc.	73,067	415,021
*Progenics Pharmaceuticals, Inc.	58,708	245,987

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Prospect Medical Holdings, Inc.	23,400	$93,600
*Providence Service Corp.	28,340	353,116
#*PSS World Medical, Inc.	178,200	3,603,204
Psychemedics Corp.	7,201	38,957
*Psychiatric Solutions, Inc.	123,776	2,554,737
*QuadraMed Corp.	20,036	146,263
#Quality Systems, Inc.	72,918	4,449,456
*Questcor Pharmaceuticals, Inc.	144,592	656,448
#*Quidel Corp.	87,035	1,244,600
*Quigley Corp.	16,582	34,822
*Radient Pharmaceuticals Corp.	4,474	2,282
*RadNet, Inc.	78,496	190,745
*Regeneration Technologies, Inc.	118,811	465,739
*Regeneron Pharmaceuticals, Inc.	171,437	2,691,561
*RehabCare Group, Inc.	40,484	759,075
*Repligen Corp.	99,838	487,209
#*Repros Therapeutics, Inc.	27,058	25,164
*Res-Care, Inc.	74,330	894,190
#*Rigel Pharmaceuticals, Inc.	109,566	702,318
*Rochester Medical Corp.	26,446	267,369
*Rockwell Medical Technologies, Inc.	31,249	210,931
*Rural/Metro Corp.	12,052	60,863
*RXi Pharmaceuticals Corp.	84	176
*Salix Pharmaceuticals, Ltd.	116,341	2,139,511
#*Sangamo BioSciences, Inc.	98,597	524,536
*Santarus, Inc.	127,013	392,470
#*Savient Pharmaceuticals, Inc.	148,646	1,872,940
*SciClone Pharmaceuticals, Inc.	101,871	250,603
*Seattle Genetics, Inc.	213,293	1,936,700
*SenoRx, Inc.	23,184	91,809
#*Sequenom, Inc.	103,118	284,606
*SeraCare Life Sciences, Inc.	42,521	98,649
#*Sirona Dental Systems, Inc.	109,003	2,933,271
*Skilled Healthcare Group, Inc.	37,794	303,864
*Solta Medical, Inc.	5,281	11,671
*Somanetics Corp.	36,579	546,856
#*Somaxon Pharmaceuticals, Inc.	5,100	10,302
*SonoSite, Inc.	43,345	1,074,523
Span-American Medical System, Inc.	10,892	150,419
*Spectranetics Corp.	70,900	404,130
#*Spectrum Pharmaceuticals, Inc.	102,250	424,338
*SRI/Surgical Express, Inc.	12,700	29,972
#*Staar Surgical Co.	76,360	294,750
*StemCells, Inc.	105,500	120,270
*Stereotaxis, Inc.	94,060	339,557
#Steris Corp.	38,333	1,121,624
*Sucampo Pharmaceuticals, Inc.	28,780	125,769
*Sun Healthcare Group, Inc.	115,092	1,045,035
*SunLink Health Systems, Inc.	20,348	47,818
*Sunrise Senior Living, Inc.	111,823	465,184
*SuperGen, Inc.	123,654	289,350
#*SurModics, Inc.	51,592	1,321,271
*Symmetry Medical, Inc.	78,814	630,512
*Synovis Life Technologies, Inc.	33,839	408,098
*Synta Pharmaceuticals Corp.	63,818	175,500
*Targacept, Inc.	55,153	1,034,119
*Telik, Inc.	128,964	102,139
*Tenet Healthcare Corp.	160,700	822,784
*Theragenics Corp.	582,770	786,740
#*Theravance, Inc.	101,223	1,414,085
*Thoratec Corp.	58,051	1,524,419

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Threshold Pharmaceuticals, Inc.	10,400	$29,432
*Tomotherapy, Inc.	92,041	305,576
*TranS1, Inc.	39,032	154,957
*Transcend Services, Inc.	18,969	346,184
#*Transcept Pharmaceuticals, Inc.	28,492	156,421
*Trimeris, Inc.	10,500	37,380
*Triple-S Management Corp.	44,753	747,375
*Trubion Pharmaceuticals, Inc.	13,502	58,869
*U.S. Physical Therapy, Inc.	39,561	555,436
*Universal American Corp.	161,306	1,613,060
*Urologix, Inc.	131,715	152,789
*Uroplasty, Inc.	12,269	17,913
Utah Medical Products, Inc.	15,694	458,893
*Vanda Pharmaceuticals, Inc.	56,650	577,830
*Varian, Inc.	76,999	3,942,349
*Vascular Solutions, Inc.	65,900	508,748
*Vical, Inc.	113,979	351,055
*Viropharma, Inc.	186,174	1,403,752
#*Virtual Radiologic Corp.	34,694	445,818
*Vision-Sciences, Inc.	4,525	5,520
*Vital Images, Inc.	31,292	357,042
#*Vivus, Inc.	189,165	1,494,404
#*Volcano Corp.	106,468	1,527,816
*WellCare Health Plans, Inc.	92,900	2,427,477
West Pharmaceutical Services, Inc.	87,400	3,449,678
*Wright Medical Group, Inc.	95,326	1,549,048
*XenoPort, Inc.	67,451	1,127,106
Young Innovations, Inc.	15,875	375,444
*Zoll Medical Corp.	53,824	1,045,262
*Zymogenetics, Inc.	151,880	706,242

Total Health Care		326,371,454

Industrials — (14.6%)
*3D Systems Corp.	46,687	411,779
A.O. Smith Corp.	61,250	2,427,338
#AAON, Inc.	51,583	929,010
*AAR Corp.	89,573	1,756,527
#ABM Industries, Inc.	133,289	2,503,167
#*Acacia Technologies Group	179,983	1,367,871
*ACCO Brands Corp.	242,023	1,466,659
*Accuride Corp.	62,594	12,519
Aceto Corp.	69,175	383,229
*Active Power, Inc.	489,231	567,508
#Actuant Corp.	155,756	2,431,351
#Acuity Brands, Inc.	94,748	2,999,722
Administaff, Inc.	58,700	1,456,934
*Advisory Board Co. (The)	34,355	846,507
*AeroCentury Corp.	1,600	32,800
*Aerosonic Corp.	7,498	33,816
*AeroVironment, Inc.	49,510	1,319,937
*Air Transport Services Group, Inc.	175,716	455,104
Aircastle, Ltd.	177,849	1,408,564
#*AirTran Holdings, Inc.	252,929	1,069,890
Alamo Group, Inc.	33,314	456,402
*Alaska Air Group, Inc.	111,907	2,878,248
Albany International Corp.	60,942	1,015,294
Alexander & Baldwin, Inc.	94,446	2,722,878
#*Allegiant Travel Co.	40,374	1,522,504
*Allied Defense Group, Inc.	62,974	396,736
*Allied Motion Technologies, Inc.	2,800	6,300
*Altra Holdings, Inc.	64,359	564,428

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Amerco, Inc.	57,385	$2,425,664
#*American Commercial Lines, Inc.	26,632	571,256
American Ecology Corp.	55,250	918,255
American Railcar Industries, Inc.	37,242	372,420
*American Reprographics Co.	100,535	603,210
American Science & Engineering, Inc.	25,100	1,659,612
#*American Superconductor Corp.	98,699	3,308,390
American Woodmark Corp.	31,121	612,150
Ameron International Corp.	24,202	1,427,434
Ampco-Pittsburgh Corp.	27,455	738,539
*AMREP Corp.	7,250	88,232
*APAC Customer Services, Inc.	113,920	734,784
#Apogee Enterprises, Inc.	66,010	873,972
#Applied Industrial Technologies, Inc.	98,025	1,983,046
Applied Signal Technologies, Inc.	38,837	795,770
*Argan, Inc.	25,291	312,344
*Argon ST, Inc.	60,525	1,125,765
Arkansas Best Corp.	65,100	1,680,882
#*Armstrong World Industries, Inc.	74,249	2,765,775
#*Arotech Corp.	34,540	68,044
*Art’s-Way Manufacturing Co., Inc.	400	1,520
#*Astec Industries, Inc.	58,500	1,345,500
*Astronics Corp.	32,848	272,310
*Astronics Corp. Class B	6,887	58,230
*Astrotech Corp.	1,822	3,644
*AT Cross Co.	35,311	132,416
*ATC Technology Corp.	59,678	1,247,270
*Atlas Air Worldwide Holdings, Inc.	45,625	1,199,481
*Avalon Holding Corp. Class A	43,236	108,090
#*Avis Budget Group, Inc.	224,384	1,884,826
#*AZZ, Inc.	35,700	1,223,082
#Badger Meter, Inc.	39,995	1,490,614
*Baker (Michael) Corp.	24,300	867,510
#Baldor Electric Co.	102,433	2,647,893
*Baldwin Technology Co., Inc. Class A	3,200	5,696
#Barnes Group, Inc.	144,200	2,285,570
Barrett Business Services, Inc.	22,879	265,396
*BE Aerospace, Inc.	180,408	3,198,634
*Beacon Roofing Supply, Inc.	99,307	1,426,049
Belden, Inc.	144,122	3,307,600
*Blount International, Inc.	104,900	948,296
*BlueLinx Holdings, Inc.	45,862	134,376
*BNS Holding, Inc.	4,020	21,226
*Bowne & Co., Inc.	315,409	2,059,621
Brady Co. Class A	107,376	2,907,742
*Breeze-Eastern Corp.	33,913	201,782
Briggs & Stratton Corp.	114,986	2,150,238
Brink’s Co. (The)	100,074	2,374,756
#*Broadwind Energy, Inc.	125,592	733,457
*BTU International, Inc.	18,700	94,996
*Builders FirstSource, Inc.	80,648	313,721
*C&D Technologies, Inc.	327,576	599,464
*CAI International, Inc.	38,800	291,000
Cascade Corp.	34,100	847,044
*Casella Waste Systems, Inc.	53,678	149,762
#*CBIZ, Inc.	196,795	1,385,437
CDI Corp.	40,996	499,331
*CECO Environmental Corp.	28,788	107,379
*Celadon Group, Inc.	61,502	600,260
#*Cenveo, Inc.	195,230	1,382,228
*Ceradyne, Inc.	58,665	945,680

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Champion Industries, Inc.	9,213	$16,768
*Chart Industries, Inc.	62,604	1,237,681
*Chase Corp.	24,379	292,548
Chicago Rivet & Machine Co.	800	9,720
CIRCOR International, Inc.	43,290	1,179,652
#CLAROC, Inc.	110,800	3,260,844
#*Clean Harbors, Inc.	56,464	3,187,393
#*Coleman Cable, Inc.	1,300	4,511
*Colfax Corp.	58,100	632,128
*Columbus McKinnon Corp.	51,495	852,242
*Comforce Corp.	29,612	33,165
Comfort Systems USA, Inc.	110,919	1,209,017
*Command Security Corp.	3,850	8,277
*Commercial Vehicle Group, Inc.	343,231	1,623,483
*Competitive Technologies, Inc.	27,004	59,409
CompX International, Inc.	6,100	42,883
*COMSYS IT Partners, Inc.	45,057	308,640
*Conrad Industries, Inc.	6,900	53,475
*Consolidated Graphics, Inc.	24,525	491,971
#Con-way, Inc.	82,116	2,709,007
*Cornell Cos., Inc.	36,100	824,524
Corporate Executive Board Co.	75,037	1,801,638
#*CoStar Group, Inc.	52,283	2,029,626
Courier Corp.	28,454	421,965
*Covenant Transportation Group, Inc.	181,605	915,289
*CPI Aerostructures, Inc.	14,666	100,315
#*CRA International, Inc.	26,358	652,360
#Crane Co.	116,840	3,253,994
Cubic Corp.	72,795	2,526,714
Curtiss-Wright Corp.	112,800	3,363,696
Deluxe Corp.	112,230	1,597,033
Diamond Management & Technology Consultants, Inc.	77,356	457,948
#*Document Security Systems, Inc.	7,000	19,460
#*Dollar Thrifty Automotive Group, Inc.	48,295	893,940
Ducommun, Inc.	31,110	529,492
*DXP Enterprises, Inc.	29,400	337,512
*Dycom Industries, Inc.	125,901	1,243,902
*Dynamex, Inc.	30,416	563,608
Dynamic Materials Corp.	28,322	546,048
*DynCorp International, Inc. Class A	123,719	2,103,223
#*Eagle Bulk Shipping, Inc.	115,526	547,593
Eastern Co.	20,863	333,182
Ecology & Environment, Inc. Class A	4,436	64,322
*EMCOR Group, Inc.	176,300	4,164,206
#Encore Wire Corp.	54,669	1,134,382
#*Ener1, Inc.	293,127	1,462,704
#*Energy Conversion Devices, Inc.	50,300	541,731
#*Energy Recovery, Inc.	45,811	255,625
EnergySolutions, Inc.	184,417	1,538,038
*EnerNOC, Inc.	51,883	1,490,599
*EnerSys, Inc.	129,200	2,855,320
Ennis, Inc.	62,200	942,330
*EnPro Industries, Inc.	54,400	1,228,352
*Environmental Tectonics Corp.	7,400	16,650
#*ESCO Technologies, Inc.	70,700	2,777,096
Espey Manufacturing & Electronics Corp.	9,085	176,249
*Esterline Technologies Corp.	69,800	2,939,278
#*Evergreen Solar, Inc.	103,800	150,510
*Exponent, Inc.	40,910	1,064,069
*ExpressJet Holdings, Inc.	95,601	286,803
Federal Signal Corp.	241,128	1,480,526

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*First Advantage Corp.	47,116	$829,242
*First Aviation Services, Inc.	6,000	4,860
*Flanders Corp.	63,897	322,041
*Flow International Corp.	99,853	240,646
#Forward Air Corp.	82,900	1,769,086
*Franklin Covey Co.	121,017	631,709
Franklin Electric Co., Inc.	62,020	1,691,906
#Freightcar America, Inc.	23,828	561,864
Frozen Food Express Industries, Inc.	166,048	481,539
#*Fuel Tech, Inc.	48,200	557,674
#*FuelCell Energy, Inc.	169,906	565,787
*Furmanite Corp.	96,670	346,079
G & K Services, Inc. Class A	66,564	1,474,393
*Gardner Denver Machinery, Inc.	92,336	3,315,786
GATX Corp.	101,190	2,750,344
#*Genco Shipping & Trading, Ltd.	79,667	1,584,577
*Gencor Industries, Inc.	3,500	26,250
*GenCorp, Inc.	89,397	665,114
*General Cable Corp.	21,400	666,396
#*Genesee & Wyoming, Inc.	103,575	3,004,711
*GEO Group, Inc. (The)	112,290	2,374,934
#*GeoEye, Inc.	39,248	995,722
*Gibraltar Industries, Inc.	190,765	2,064,077
#Gorman-Rupp Co. (The)	45,668	1,127,543
*GP Strategies Corp.	48,452	341,102
Graco, Inc.	110,325	3,038,350
*Graftech International, Ltd.	231,000	3,118,500
Graham Corp.	21,690	307,347
Granite Construction, Inc.	4,840	138,230
Great Lakes Dredge & Dock Corp.	128,734	789,139
*Greenbrier Cos., Inc.	199,114	1,768,132
*Griffon Corp.	214,249	1,878,964
*GT Solar International, Inc.	25,170	132,142
*H&E Equipment Services, Inc.	76,818	814,271
Hardinge, Inc.	47,823	251,071
*Hawaiian Holdings, Inc.	132,675	940,666
#Healthcare Services Group, Inc.	115,563	2,282,369
#Heartland Express, Inc.	264,941	3,603,198
#HEICO Corp.	40,200	1,528,806
HEICO Corp. Class A	41,263	1,273,376
#Heidrick & Struggles International, Inc.	43,007	1,176,672
*Heritage-Crystal Clean, Inc.	1,300	16,250
*Herley Industries, Inc.	37,000	418,470
Herman Miller, Inc.	122,970	1,899,886
#*Hexcel Corp.	212,647	2,339,117
*Hill International, Inc.	105,519	709,088
Hi-Shear Technology Corp.	21,962	421,890
HNI Corp.	98,998	2,605,627
#*Hoku Scientific, Inc.	34,798	76,556
Horizon Lines, Inc.	66,500	349,125
Houston Wire & Cable Co.	38,337	463,494
*Hub Group, Inc. Class A	106,176	2,639,535
*Hudson Highland Group, Inc.	27,477	89,025
*Hudson Technologies, Inc.	3,900	4,680
*Hurco Cos., Inc.	16,560	263,304
*Huron Consulting Group, Inc.	38,810	900,392
*Huttig Building Products, Inc.	252,115	166,396
#*ICF International, Inc.	33,720	966,078
*ICT Group, Inc.	28,417	450,409
*II-VI, Inc.	80,104	2,120,353
*InnerWorkings, Inc.	95,715	492,932

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Innotrac Corp.	16,000	$51,200
*Innovative Solutions & Support, Inc.	40,480	184,589
*Insituform Technologies, Inc. Class A	85,397	1,810,416
Insteel Industries, Inc.	38,554	428,720
*Integrated Electrical Services, Inc.	31,883	209,790
*Intelligent Systems Corp.	34,437	44,424
Interface, Inc. Class A	124,137	963,303
*Interline Brands, Inc.	71,438	1,042,995
International Shipholding Corp.	19,600	649,740
*Intersections, Inc.	47,970	273,429
*JetBlue Airways Corp.	381,948	1,894,462
John Bean Technologies Corp.	60,636	995,643
*JPS Industries, Inc.	8,700	29,580
*Kadant, Inc.	24,736	318,847
Kaman Corp. Class A	67,300	1,390,418
#Kaydon Corp.	74,612	2,610,674
*Kelly Services, Inc. Class A	83,666	927,019
*Kelly Services, Inc. Class B	350	4,377
Kennametal, Inc.	109,600	2,582,176
*Key Technology, Inc.	14,902	161,687
*Kforce, Inc.	107,505	1,261,034
Kimball International, Inc. Class B	116,461	873,458
Knight Transportation, Inc.	227,179	3,643,951
Knoll, Inc.	100,770	987,546
*Korn/Ferry International	109,900	1,754,004
*Kratos Defense & Security Solutions, Inc.	2,682	29,180
*K-Tron International, Inc.	11,408	1,084,330
*L.B. Foster Co. Class A	41,336	1,160,715
L.S. Starrett Co. Class A	15,508	158,957
*LaBarge, Inc.	43,810	486,291
*Ladish Co., Inc.	37,600	487,296
Lawson Products, Inc.	31,075	483,216
*Layne Christensen Co.	42,028	1,088,525
*LECG Corp.	26,779	92,388
*LGL Group, Inc.	4,660	13,328
#Lindsay Corp.	32,600	1,070,258
*LMI Aerospace, Inc.	32,041	345,082
LSI Industries, Inc.	68,040	475,600
*Lydall, Inc.	64,741	323,705
*M&F Worldwide Corp.	53,200	1,132,096
*Magnetek, Inc.	436,280	545,350
*Manitex International, Inc.	6,890	13,918
#Manitowoc Co., Inc. (The)	287,248	2,625,447
*Marten Transport, Ltd.	58,082	1,018,758
*Mastec, Inc.	180,450	2,129,310
McGrath Rentcorp	69,314	1,368,952
#*Media Sciences International, Inc.	2,800	1,652
*Metalico, Inc.	111,500	450,460
Met-Pro Corp.	47,157	433,844
*MFRI, Inc.	19,605	131,746
#*Microvision, Inc.	167,555	621,629
#*Middleby Corp.	40,513	1,835,644
*Miller Industries, Inc.	25,513	256,406
#Mine Safety Appliances Co.	98,200	2,503,118
*Mobile Mini, Inc.	78,030	1,131,435
*Moog, Inc.	95,146	2,375,796
*Moog, Inc. Class B	9,325	237,788
*MPS Group, Inc.	266,800	3,607,136
Mueller Industries, Inc.	82,045	1,941,185
Mueller Water Products, Inc.	327,714	1,468,159
Multi-Color Corp.	33,680	446,934

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*MYR Group, Inc.	43,476	$746,918
NACCO Industries, Inc. Class A	14,045	837,082
*National Patent Development Corp.	13,860	22,176
National Technical Systems, Inc.	20,700	117,576
*Navigant Consulting, Inc.	145,200	2,067,648
*NCI Building Systems, Inc.	173,358	339,782
*NN, Inc.	50,975	226,839
Nordson Corp.	92,150	4,862,756
*North American Galvanizing & Coating, Inc.	64,067	321,616
*Northwest Pipe Co.	24,064	724,326
#*Ocean Power Technologies, Inc.	5,000	30,300
#*Odyssey Marine Exploration, Inc.	133,967	200,950
#*Old Dominion Freight Line, Inc.	98,622	2,563,186
*Omega Flex, Inc.	24,600	382,530
*On Assignment, Inc.	82,715	499,599
*Orbit International Corp.	1,977	7,562
*Orbital Sciences Corp.	162,552	2,093,670
*Orion Marine Group, Inc.	57,437	1,093,600
*Oshkosh Truck Corp. Class B	113,829	3,558,295
#Otter Tail Corp.	80,560	1,873,826
*P.A.M. Transportation Services, Inc.	34,128	264,833
*Pacer International, Inc.	76,718	219,413
*Paragon Technologies, Inc.	2,950	8,408
*Park-Ohio Holdings Corp.	39,154	243,538
*Patrick Industries, Inc.	10,895	21,790
*Patriot Transportation Holding, Inc.	12,534	1,102,992
*PGT, Inc.	88,192	217,834
*Pike Electric Corp.	73,515	922,613
*Pinnacle Airlines Corp.	64,200	387,126
*Plug Power, Inc.	712,637	612,868
*PMFG, Inc.	39,396	570,060
*Point Blank Solutions, Inc.	91,550	59,508
*Polypore International, Inc.	97,618	1,069,893
Portec Rail Products, Inc.	19,880	173,155
*Powell Industries, Inc.	31,883	1,172,657
#*Power-One, Inc.	24,217	66,597
*PowerSecure International, Inc.	56,800	472,576
Preformed Line Products Co.	20,145	775,582
*PRG-Schultz International, Inc.	25,768	133,478
*Protection One, Inc.	43,666	234,923
Providence & Worcester Railroad Co.	4,700	52,288
*Quality Distribution, Inc.	21,670	81,046
Quanex Building Products Corp.	94,272	1,401,825
#*Quixote Corp.	12,367	25,476
#Raven Industries, Inc.	49,230	1,215,981
*RBC Bearings, Inc.	47,777	1,027,683
*RCM Technologies, Inc.	157,393	357,282
#Regal-Beloit Corp.	82,104	3,849,036
*Republic Airways Holdings, Inc.	86,978	696,694
*Resources Connection, Inc.	120,636	2,083,384
Robbins & Myers, Inc.	96,400	2,236,480
#Rollins, Inc.	3,219	58,200
*RSC Holdings, Inc.	249,899	1,684,319
*Rush Enterprises, Inc. Class A	68,796	751,252
*Rush Enterprises, Inc. Class B	40,331	369,029
*Saia, Inc.	127,510	1,869,297
*SatCon Technology Corp.	101,496	207,052
*Sauer-Danfoss, Inc.	105,738	761,314
Schawk, Inc.	54,169	531,940
*School Specialty, Inc.	67,783	1,508,172
*Schuff International, Inc.	6,700	117,250

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Seaboard Corp.	1,854	$2,504,754
Servotronics, Inc.	1,500	11,100
*SIFCO Industries, Inc.	6,663	88,951
Simpson Manufacturing Co., Inc.	127,341	2,978,506
SkyWest, Inc.	163,073	2,278,130
*SL Industries, Inc.	7,069	57,966
*SmartPros, Ltd.	10,300	45,320
*Sparton Corp.	1,803	7,482
*Spherion Corp.	603,901	2,989,310
*Spherix, Inc.	37,595	60,528
*Spire Corp.	24,326	114,089
*Standard Parking Corp.	52,371	921,730
Standard Register Co.	43,330	206,684
Standex International Corp.	34,100	599,478
*Stanley, Inc.	42,400	1,197,800
Steelcase, Inc. Class A	168,591	972,770
*Sterling Construction Co., Inc.	24,300	391,959
#Sun Hydraulics, Inc.	43,103	821,543
*Sunair Electronics, Inc.	14,901	39,786
Superior Uniform Group, Inc.	11,185	98,428
*Supreme Industries, Inc.	115,145	271,742
*Sykes Enterprises, Inc.	115,587	2,744,035
*Sypris Solutions, Inc.	322,527	999,834
#TAL International Group, Inc.	49,351	585,303
*Taser International, Inc.	136,193	557,029
*Team, Inc.	41,700	676,791
*TeamStaff, Inc.	13,988	13,988
*Tech/Ops Sevcon, Inc.	8,183	22,912
Technology Research Corp.	85,112	306,403
*Tecumseh Products Co. Class A	35,140	367,213
*Tecumseh Products Co. Class B	3,875	40,184
*Teledyne Technologies, Inc.	93,000	3,176,880
*Tel-Instrument Electronics	4,200	20,475
Tennant Co.	49,600	1,322,336
*Tetra Tech, Inc.	153,296	3,944,306
#Textainer Group Holdings, Ltd.	78,633	1,184,213
*Thomas & Betts Corp.	91,437	3,128,060
Titan International, Inc.	89,225	749,490
*Titan Machinery, Inc.	39,093	419,468
Todd Shipyards Corp.	23,081	384,991
#Toro Co.	75,354	2,789,605
*Trailer Bridge, Inc.	11,100	44,622
*Transcat, Inc.	5,900	42,539
*TRC Cos., Inc.	386,979	1,226,723
Tredegar Industries, Inc.	86,991	1,185,687
*Trex Co., Inc.	43,500	692,085
*Trimas Corp.	127,478	573,651
#Trinity Industries, Inc.	166,500	2,810,520
#Triumph Group, Inc.	41,975	1,964,850
*TrueBlue, Inc.	96,340	1,165,714
*Tufco Technologies, Inc.	4,700	11,797
#*Tutor Perini Corp.	106,800	1,885,020
Twin Disc, Inc.	24,564	230,656
*U.S. Home Systems, Inc.	2,227	5,256
*UAL Corp.	245,584	1,598,752
*Ultralife Corp.	29,715	108,757
*United Capital Corp.	28,013	508,716
*United Rentals, Inc.	145,071	1,376,724
*United Stationers, Inc.	76,209	3,592,492
Universal Forest Products, Inc.	72,537	2,588,120
*Universal Power Group, Inc.	8,999	20,158

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Universal Security Instruments, Inc.	5	$26
Universal Truckload Services, Inc.	30,478	501,058
*UQM Technologies, Inc.	59,421	279,279
#*US Airways Group, Inc.	264,100	808,146
*USA Truck, Inc.	19,835	222,747
#*USG Corp.	196,588	2,583,166
UTI Worldwide, Inc.	190,277	2,372,754
*Valence Technology, Inc.	19,099	24,638
*Valpey Fisher Corp.	8,710	10,626
*Versar, Inc.	24,600	94,464
Viad Corp.	56,800	994,000
*Vicor Corp.	111,287	758,977
Virco Manufacturing Corp.	31,531	87,656
*Volt Information Sciences, Inc.	127,547	1,034,406
VSE Corp.	11,566	506,475
*Wabash National Corp.	490,296	960,980
*Waste Services, Inc.	40,240	263,974
#Watsco, Inc. Class A	64,000	3,278,080
Watsco, Inc. Class B	12,822	657,897
Watts Water Technologies, Inc.	82,680	2,335,710
*WCA Waste Corp.	53,626	215,040
#Werner Enterprises, Inc.	203,184	3,809,700
*WESCO International, Inc.	88,671	2,266,431
*Willdan Group, Inc.	5,300	13,462
*Willis Lease Finance Corp.	25,625	326,206
#Woodward Governor Co.	99,956	2,349,966
*WSI Industries, Inc.	1,900	4,807
*Xerium Technologies, Inc.	70,095	67,992
#*YRC Worldwide, Inc.	450,358	1,643,807
*Zareba Systems, Inc.	300	1,407

Total Industrials		434,952,066

Information Technology — (17.3%)
*3Com Corp.	526,140	2,704,360
#*3PAR, Inc.	135,526	1,275,300
*ACI Worldwide, Inc.	62,839	1,011,080
*Acme Packet, Inc.	127,780	1,250,966
*Acorn Energy, Inc.	24,572	171,758
*Actel Corp.	80,176	955,698
*ActivIdentity Corp.	869,017	1,972,669
*Actuate Corp.	122,000	611,220
*Acxiom Corp.	181,114	2,079,189
*Adaptec, Inc.	294,478	939,385
#*ADC Telecommunications, Inc.	222,289	1,442,656
*Adept Technology, Inc.	13,403	32,167
#Adtran, Inc.	210,232	4,843,745
*Advanced Analogic Technologies, Inc.	101,409	319,438
*Advanced Energy Industries, Inc.	117,352	1,432,868
*Advanced Photonix, Inc.	5,345	3,528
#*Advent Software, Inc.	76,915	2,939,691
*Aehr Test Systems	5,400	7,128
*Aetrium, Inc.	815	2,274
Agilysys, Inc.	230,939	1,087,723
*Airvana, Inc.	141,177	862,591
American Software, Inc. Class A	58,905	382,882
#*Amkor Technology, Inc.	420,989	2,319,649
*Amtech Systems, Inc.	24,270	131,058
*Anadigics, Inc.	139,068	446,408
*Analysts International Corp.	323,951	262,400
*Anaren, Inc.	41,600	608,192
#*Anixter International, Inc.	77,710	3,252,163

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Applied Micro Circuits Corp.	190,714	$1,491,383
*ArcSight, Inc.	76,049	1,879,931
#*Ariba, Inc.	203,269	2,402,640
*Arris Group, Inc.	279,301	2,865,628
*Art Technology Group, Inc.	339,807	1,400,005
*Aruba Networks, Inc.	198,674	1,553,631
*Aspen Technology, Inc.	266,089	2,793,934
*Astea International, Inc.	2,800	9,282
Astro-Med, Inc.	13,142	81,480
#*Atheros Communications, Inc.	149,696	3,685,516
#*ATMI, Inc.	65,888	998,203
*AuthenTec, Inc.	24,479	60,463
*Authentidate Holding Corp.	97,700	124,079
*Autobytel, Inc.	769,313	576,985
*Avid Technology, Inc.	116,463	1,470,928
*Avocent Corp.	93,005	2,313,034
AVX Corp.	7,862	88,998
*Aware, Inc.	24,003	56,167
*Axcelis Technologies, Inc.	305,496	290,221
*AXT, Inc.	406,289	938,528
Bel Fuse, Inc. Class A	8,710	154,690
Bel Fuse, Inc. Class B	26,643	482,238
*Bell Microproducts, Inc.	94,771	276,731
*Benchmark Electronics, Inc.	109,971	1,847,513
*BigBand Networks, Inc.	109,203	404,051
*Bitstream, Inc.	7,200	42,192
Black Box Corp.	45,502	1,206,258
Blackbaud, Inc.	96,439	2,139,981
#*Blackboard, Inc.	85,864	3,045,596
*Blonder Tongue Laboratories, Inc.	20,136	22,955
*Blue Coat Systems, Inc.	87,872	1,957,788
*Bogen Communications International, Inc.	11,900	29,095
*Bottomline Technologies, Inc.	60,594	889,520
*Brightpoint, Inc.	180,217	1,328,199
#*BroadVision, Inc.	4,855	71,854
*Brooks Automation, Inc.	153,998	1,059,506
*BSQUARE Corp.	32,868	76,254
*Cabot Microelectronics Corp.	51,500	1,646,970
#*CACI International, Inc. Class A	65,912	3,138,729
*Cadence Design Systems, Inc.	167,335	1,022,417
*CalAmp Corp.	461,446	1,435,097
*California Micro Devices Corp.	49,460	147,885
*Callidus Software, Inc.	58,580	178,669
*Cascade Microtech, Inc.	47,199	254,875
Cass Information Systems, Inc.	18,354	545,664
#*Cavium Networks, Inc.	91,202	1,729,190
*CEVA, Inc.	61,567	623,674
*Checkpoint Systems, Inc.	120,500	1,635,185
*Chordiant Software, Inc.	114,369	398,004
*Chyron International Corp.	1,822	3,444
*Ciber, Inc.	153,006	492,679
#*Ciena Corp.	201,393	2,362,340
*Cirrus Logic, Inc.	143,289	693,519
*Clarus Corp.	32,100	141,240
*Clearfield, Inc.	87,411	340,029
*Cogent, Inc.	161,460	1,558,089
Cognex Corp.	87,235	1,403,611
*Coherent, Inc.	78,193	1,964,990
Cohu, Inc.	51,486	585,911
*Comarco, Inc.	34,669	109,207
•#*Commerce One LLC	45,000	—

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Communications Systems, Inc.	31,398	$344,750
*CommVault Systems, Inc.	91,470	1,801,959
*Compellent Technologies, Inc.	67,132	1,231,201
*Computer Task Group, Inc.	47,700	332,469
*comScore, Inc.	65,086	997,768
*Comtech Telecommunications Corp.	68,009	2,184,449
*Comverge, Inc.	48,600	554,526
#*Concur Technologies, Inc.	107,483	3,830,694
*Concurrent Computer Corp.	17,316	66,493
*Conexant Systems, Inc.	124,807	341,971
#*Constant Contact, Inc.	59,466	985,352
*Convergys Corp.	270,257	2,932,288
*CPI International, Inc.	31,868	315,493
*Cray, Inc.	77,141	575,472
*CSG Systems International, Inc.	123,232	2,013,611
*CSP, Inc.	8,385	30,857
CTS Corp.	74,246	665,244
#*CVD Equipment Corp.	11,029	52,663
*CyberOptics Corp.	14,954	90,173
#*CyberSource Corp.	188,388	3,085,795
#*Cymer, Inc.	85,386	2,923,617
*Cypress Semiconductor Corp.	340,816	2,873,079
#Daktronics, Inc.	115,216	866,424
*Data I/O Corp.	7,300	27,740
*Datalink Corp.	23,500	93,530
*Dataram Corp.	75,582	203,316
*DataTRAK International, Inc.	2,915	1,020
*Datawatch Corp.	3,832	8,660
*DDi Corp.	42,685	172,874
*DealerTrack Holdings, Inc.	88,653	1,461,001
*Deltek, Inc.	46,870	335,120
*DemandTec, Inc.	61,772	542,976
*DG FastChannel, Inc.	46,750	980,347
*Dice Holdings, Inc.	105,650	634,956
*Digi International, Inc.	76,915	611,474
*Digimarc Corp.	18,275	255,850
*Digital Angel Corp.	21,399	21,185
*Digital River, Inc.	80,960	1,848,317
*Diodes, Inc.	93,469	1,531,022
*Ditech Networks, Inc.	98,647	126,268
*DivX, Inc.	69,497	334,281
*Dot Hill Systems Corp.	866,568	1,577,154
*Double-Take Software, Inc.	46,406	430,184
*DSP Group, Inc.	242,426	1,401,222
#*DTS, Inc.	50,689	1,431,964
*Dynamics Research Corp.	99,997	1,280,962
#EarthLink, Inc.	348,197	2,820,396
*Easylink Services International Corp.	3,800	5,738
#*Ebix, Inc.	22,137	1,363,639
#*Echelon Corp.	89,450	1,220,992
*EchoStar Corp.	47,445	861,601
*EDGAR Online, Inc.	21,300	36,423
*Edgewater Technology, Inc.	46,668	133,004
*Elecsys Corp.	10,567	42,374
Electro Rent Corp.	69,056	739,590
*Electronics for Imaging, Inc.	108,254	1,262,242
*eLoyalty Corp.	24,375	190,125
#*EMCORE Corp.	147,150	150,093
*EMS Technologies, Inc.	42,168	734,988
*Emulex Corp.	178,100	1,798,810
*Endwave Corp.	20,162	46,977

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Entegris, Inc.	354,394	$1,332,521
*Entorian Technologies, Inc.	10,595	50,379
*Entropic Communications, Inc.	155,012	407,682
*Epicor Software Corp.	188,822	1,457,706
#*EPIQ Systems, Inc.	80,149	1,010,679
*ePlus, Inc.	14,850	223,344
*Euronet Worldwide, Inc.	178,724	4,226,823
*Evolving Systems, Inc.	5,500	34,925
*Exar Corp.	521,305	3,597,004
*ExlService Holdings, Inc.	63,112	858,954
*Extreme Networks	163,455	325,275
#Fair Isaac Corp.	107,500	2,185,475
*Fairchild Semiconductor Corp. Class A	272,620	2,039,198
*FalconStor Software, Inc.	97,612	325,048
*Faro Technologies, Inc.	34,987	540,899
#*FEI Co.	92,550	2,203,615
*FormFactor, Inc.	98,734	1,677,491
*Forrester Research, Inc.	62,587	1,585,329
*Frequency Electronics, Inc.	50,409	221,800
*FSI International, Inc.	77,271	89,634
*Gartner Group, Inc.	84,143	1,566,743
*Gerber Scientific, Inc.	169,522	783,192
*Giga-Tronics, Inc.	3,942	10,092
#*GigOptix, Inc.	7,585	26,092
*Global Cash Access, Inc.	227,205	1,438,208
*Globecomm Systems, Inc.	45,394	306,863
*Glu Mobile, Inc.	6,246	6,496
*GSE Systems, Inc.	38,896	234,154
#*GSI Commerce, Inc.	120,013	2,276,647
*GSI Technology, Inc.	55,871	201,694
*GTSI Corp.	89,800	669,010
*Guidance Software, Inc.	45,995	256,192
*Hackett Group, Inc.	132,933	414,751
*Halifax Corp.	12,629	10,356
*Harmonic, Inc.	300,291	1,576,528
*Harris Stratex Networks, Inc. Class A	89,114	561,418
Heartland Payment Systems, Inc.	102,197	1,256,001
*Henry Bros. Electronics, Inc.	13,944	66,095
•*Here Media, Inc.	22,918	—
•*Here Media, Inc. Special Shares	22,918	—
#*Hittite Microwave Corp.	64,579	2,376,507
*Hughes Communications, Inc.	45,233	1,054,834
*Hutchinson Technology, Inc.	469,657	2,733,404
*Hypercom Corp.	941,956	2,684,575
*I.D. Systems, Inc.	7,389	26,970
#*i2 Technologies, Inc.	59,300	933,382
*ICx Technologies, Inc.	1,311	6,621
*IEC Electronics Corp.	15,100	63,118
*iGATE Corp.	144,565	1,276,509
*Ikanos Communications, Inc.	245,090	424,006
*Imation Corp.	78,394	691,435
Imergent, Inc.	24,597	163,570
*Immersion Corp.	75,600	277,452
#*Infinera Corp.	171,597	1,274,966
*infoGROUP, Inc.	126,367	828,968
#*Informatica Corp.	245,857	5,219,544
*InfoSpace, Inc.	312,141	2,675,048
*Innodata Isogen, Inc.	53,856	348,987
*Innovex, Inc.	28,351	2,552
*Insight Enterprises, Inc.	123,941	1,303,859
*InsWeb Corp.	1,533	4,614

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Integral Systems, Inc.	61,350	$515,340
*Integrated Device Technology, Inc.	364,275	2,141,937
*Integrated Silicon Solution, Inc.	416,141	1,456,494
*Intelligroup, Inc.	29,800	81,056
*Intellon Corp.	62,579	429,918
*Interactive Intelligence, Inc.	40,441	678,196
#*InterDigital, Inc.	135,597	2,787,874
*Interlink Electronics, Inc.	23,100	8,778
*Intermec, Inc.	169,500	2,088,240
*Internap Network Services Corp.	108,621	347,587
*International Rectifier Corp.	156,691	2,864,311
*Internet Brands, Inc.	91,396	679,986
*Internet Capital Group, Inc.	246,906	1,795,007
*Interphase Corp.	10,478	24,938
#Intersil Corp.	900	11,295
*Intest Corp.	45,877	27,067
*Intevac, Inc.	47,436	483,847
*IntriCon Corp.	15,310	51,671
*INX, Inc.	5,300	35,616
iPass, Inc.	531,497	690,946
*IPG Photonics Corp.	127,633	1,743,467
*Isilon Systems, Inc.	141,553	743,153
*Iteris, Inc.	19,424	27,582
*Ixia	134,928	897,271
*IXYS Corp.	93,924	629,291
*j2 Global Communications, Inc.	133,364	2,727,294
*Jaco Electronics, Inc.	66,196	43,028
*JDA Software Group, Inc.	70,344	1,395,625
*JDS Uniphase Corp.	477,452	2,668,957
Keithley Instruments, Inc.	29,700	96,822
*Kemet Corp.	190,656	238,320
*Kenexa Corp.	49,600	624,960
*KEY Tronic Corp.	200	452
*Keynote Systems, Inc.	33,400	341,348
*Knot, Inc. (The)	74,193	791,639
*Kopin Corp.	225,067	999,297
*Kulicke & Soffa Industries, Inc.	152,454	708,911
*KVH Industries, Inc.	30,736	322,728
*L-1 Identity Solutions, Inc.	211,139	1,247,831
*Lantronix, Inc.	14,000	7,980
*LaserCard Corp.	26,183	175,426
*Lattice Semiconductor Corp.	1,160,959	2,217,432
*Lawson Software, Inc.	558,060	3,521,359
*Leadis Technolgies, Inc.	18,119	17,757
*LeCroy Corp.	214,992	804,070
#*LightPath Technologies, Inc.	1,850	3,422
*Limelight Networks, Inc.	174,715	609,755
*Lionbridge Technologies, Inc.	126,925	265,273
*Liquidity Services, Inc.	59,774	575,026
*Littlefuse, Inc.	51,600	1,422,096
*Logic Devices, Inc.	6,400	6,208
*LoJack Corp.	31,203	131,677
#*LoopNet, Inc.	131,284	1,146,109
*Loral Space & Communications, Inc.	128,979	3,407,625
*LTX-Credence Corp.	1,396,379	1,871,148
*Mace Security International, Inc.	38,900	32,676
#*Magma Design Automation, Inc.	107,926	232,041
*Management Network Group, Inc.	224,773	123,625
#*Manhattan Associates, Inc.	72,894	1,672,917
Marchex, Inc. Class B	54,776	248,135
*Mastech Holdings, Inc.	27	134

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mattson Technology, Inc.	57,113	$121,080
Maximus, Inc.	59,200	2,738,592
#*Maxwell Technologies, Inc.	57,101	1,023,821
*Measurement Specialties, Inc.	31,857	245,617
#*Mechanical Technology, Inc.	7	10
*MEMSIC, Inc.	3,450	11,730
*Mentor Graphics Corp.	315,130	2,300,449
*Mercury Computer Systems, Inc.	298,487	3,193,811
#*Merix Corp.	381,315	606,291
*Merrimac Industries, Inc.	12,771	100,891
Mesa Laboratories, Inc.	13,793	331,032
Methode Electronics, Inc.	83,200	603,200
Micrel, Inc.	154,373	1,153,166
*Microsemi Corp.	187,602	2,496,983
*MicroStrategy, Inc.	26,300	2,295,201
*Microtune, Inc.	122,368	209,249
*Mindspeed Technologies, Inc.	62,801	219,175
*MIPS Technologies, Inc.	133,600	527,720
*MKS Instruments, Inc.	153,686	2,403,649
Mocon, Inc.	22,501	181,133
*ModusLink Global Solutions, Inc.	276,589	2,273,562
*MoneyGram International, Inc.	181,275	542,012
*Monolithic Power Systems, Inc.	85,019	1,699,530
*Monotype Imaging Holdings, Inc.	75,817	570,144
*MoSys, Inc.	37,927	89,508
*Move, Inc.	430,869	883,281
*MRV Communications, Inc.	739,416	547,168
*MTM Technologies, Inc.	306	141
MTS Systems Corp.	49,787	1,319,356
*Multi-Fineline Electronix, Inc.	55,163	1,503,192
*Nanometrics, Inc.	217,921	1,786,952
*Napco Security Technologies, Inc.	9,511	18,261
#*NCI, Inc.	21,183	570,035
*Netezza Corp.	133,241	1,231,147
*NETGEAR, Inc.	75,634	1,378,808
*NetLogic Microsystems, Inc.	55,978	2,127,724
*NetScout Systems, Inc.	88,750	1,090,738
*NetSuite, Inc.	136,372	1,905,117
*Network Engines, Inc.	124,077	135,244
*Network Equipment Technologies, Inc.	64,176	211,781
*NeuStar, Inc.	108,300	2,501,730
*Newport Corp.	6,218	46,262
*Newtek Business Services, Inc.	157,795	138,860
*NextWave Wireless, Inc.	82,078	47,605
*NIC, Inc.	175,465	1,537,073
#*Novatel Wireless, Inc.	67,385	601,074
*Novell, Inc.	762,922	3,120,351
*Nu Horizons Electronics Corp.	264,147	1,027,532
*NumereX Corp. Class A	28,766	137,214
*NYFIX, Inc.	69,114	114,729
O.I. Corp.	8,590	61,633
*Occam Networks, Inc.	40,431	120,484
*Oclaro, Inc.	484,947	514,044
*OmniVision Technologies, Inc.	111,100	1,362,086
*Omtool, Ltd.	3,470	2,360
*Online Resources Corp.	66,108	347,067
*Onvia, Inc.	12,730	71,924
*Openwave Systems, Inc.	777,410	1,764,721
*Oplink Communications, Inc.	44,587	661,225
OPNET Technologies, Inc.	58,911	642,130
*Opnext, Inc.	168,626	414,820

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*OPTi, Inc.	11,000	$41,360
*Optical Cable Corp.	15,754	47,577
*ORBCOMM, Inc.	47,499	112,573
*OSI Systems, Inc.	41,500	814,645
*Overland Storage, Inc.	219,703	177,959
#*Palm, Inc.	62,396	724,418
*PAR Technology Corp.	32,085	174,863
#*Parametric Technology Corp.	203,813	3,038,852
Park Electrochemical Corp.	51,950	1,167,836
#*ParkerVision, Inc.	76,939	213,121
*PC Connection, Inc.	39,700	233,436
*PC Mall, Inc.	40,500	287,145
*PC-Tel, Inc.	61,900	362,734
*PDF Solutions, Inc.	35,443	125,468
*Peerless Systems Corp.	22,500	52,650
Pegasystems, Inc.	94,167	2,699,768
*Perceptron, Inc.	15,130	50,988
*Perficient, Inc.	70,981	577,785
*Performance Technologies, Inc.	40,315	113,285
*Pericom Semiconductor Corp.	58,436	549,883
*Pervasive Software, Inc.	42,607	208,774
#*PFSweb, Inc.	6,817	10,021
*Phoenix Technologies, Ltd.	76,120	178,121
*Photronics, Inc.	117,006	489,085
*Pixelworks, Inc.	29,129	71,366
*Planar Systems, Inc.	301,370	684,110
Plantronics, Inc.	144,900	3,493,539
*PLATO Learning, Inc.	321,635	1,421,627
*Plexus Corp.	86,861	2,197,583
*PLX Technology, Inc.	81,281	255,222
*PMC-Sierra, Inc.	345,854	2,946,676
#Power Integrations, Inc.	68,800	2,146,560
*Powerwave Technologies, Inc.	1,762,661	2,203,326
*Presstek, Inc.	54,614	92,844
•*Price Communications Liquidation Trust	159,870	21,835
*Progress Software Corp.	107,903	2,492,559
*PROS Holdings, Inc.	56,608	508,906
QAD, Inc.	124,687	568,573
Qualstar Corp.	27,000	51,570
*Quantum Corp.	537,758	994,852
*Quest Software, Inc.	296,730	4,976,162
*QuickLogic Corp.	77,495	167,389
*Radiant Systems, Inc.	72,499	713,390
*RadiSys Corp.	131,988	1,123,218
#*Rambus, Inc.	136,200	2,179,200
*Ramtron International Corp.	63,900	107,991
*RealNetworks, Inc.	375,119	1,339,175
*Relm Wireless Corp.	29,543	81,834
Renaissance Learning, Inc.	54,823	497,793
#*Research Frontiers, Inc.	4,300	15,566
*RF Industries, Ltd.	5,641	22,395
*RF Micro Devices, Inc.	1,149,123	4,573,510
*RF Monolithics, Inc.	23,489	15,973
Richardson Electronics, Ltd.	61,920	349,848
*RightNow Technologies, Inc.	69,842	1,065,789
*Rimage Corp.	20,673	380,383
*Riverbed Technology, Inc.	145,971	2,990,946
*Rofin-Sinar Technologies, Inc.	91,954	1,972,413
*Rogers Corp.	37,200	965,340
#*Rubicon Technology, Inc.	44,116	667,034
*Rudolph Technologies, Inc.	471,537	2,989,545

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*S1 Corp.	176,311	$1,057,866
*Saba Software, Inc.	77,024	330,433
*Salary.com, Inc.	19,943	55,043
*Sanmina-SCI Corp.	172,903	1,110,037
*Sapient Corp.	339,907	2,766,843
*SAVVIS, Inc.	119,420	1,766,222
*ScanSource, Inc.	70,300	1,784,917
*Schmitt Industries, Inc.	2,366	8,506
*Scientific Learning Corp.	7,350	37,118
*SCM Microsystems, Inc.	50,472	127,189
*SeaChange International, Inc.	79,673	539,386
*Selectica, Inc.	148,320	43,013
*Semitool, Inc.	72,016	508,433
*Semtech Corp.	134,717	2,084,072
Servidyne, Inc.	346	725
*ShoreTel, Inc.	94,096	618,211
#*Sigma Designs, Inc.	58,500	702,585
*Sigmatron International, Inc.	2,200	7,260
*Silicon Graphics International Corp.	65,061	387,764
*Silicon Image, Inc.	125,901	265,651
#*Silicon Laboratories, Inc.	92,924	3,893,516
*Silicon Storage Technology, Inc.	90,400	183,512
*Simulations Plus, Inc.	36,778	52,593
*Skyworks Solutions, Inc.	384,710	4,012,525
*Smart Modular Technologies (WWH), Inc.	163,928	665,548
*Smith Micro Software, Inc.	70,501	640,149
Soapstone Networks, Inc.	53,559	33,742
#*Sonic Foundry, Inc.	110,100	70,464
#*Sonic Solutions, Inc.	88,589	430,543
*SonicWALL, Inc.	117,579	933,577
#*Soundbite Communications, Inc.	2,000	6,000
*Sourcefire, Inc.	58,534	1,188,240
*Spark Networks, Inc.	32,752	88,758
*Spectrum Control, Inc.	45,591	385,244
*SRA International, Inc.	114,700	2,151,772
*SRS Labs, Inc.	31,097	201,820
*Standard Microsystems Corp.	60,217	1,159,779
*Starent Networks Corp.	141,611	4,777,955
*StarTek, Inc.	53,389	309,656
#*STEC, Inc.	131,815	2,810,296
*SteelCloud, Inc.	9,647	2,631
#*Stratasys, Inc.	58,900	929,442
#*SuccessFactors, Inc.	126,036	1,927,090
*Sunrise Telecom, Inc.	18,500	15,170
*Super Micro Computer, Inc.	76,047	612,939
*Supertex, Inc.	36,000	873,000
*Support.com, Inc.	99,367	238,481
*Switch & Data Facilities Co., Inc.	76,044	1,272,216
*Sycamore Networks, Inc.	733,288	2,089,871
*Symmetricom, Inc.	456,084	2,184,642
*Symyx Technologies, Inc.	75,672	444,195
#*Synaptics, Inc.	105,950	2,383,875
*Synchronoss Technologies, Inc.	58,702	669,790
*SYNNEX Corp.	76,400	1,965,772
Syntel, Inc.	108,782	3,897,659
Taitron Components, Inc.	2,900	3,828
#*Take-Two Interactive Software, Inc.	209,601	2,299,323
*Taleo Corp. Class A	66,463	1,444,906
*Tech Data Corp.	76,976	2,958,188
*Technical Communications Corp.	400	1,684
Technitrol, Inc.	90,519	705,143

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TechTarget, Inc.	37,530	$236,439
*TechTeam Global, Inc.	39,271	307,492
*Techwell, Inc.	46,100	478,518
*Tekelec	182,792	2,745,536
*TeleCommunication Systems, Inc.	97,599	872,535
*TeleTech Holdings, Inc.	154,288	2,760,212
*Telular Corp.	11,520	34,214
#*Teradyne, Inc.	343,929	2,878,686
#*Terremark Worldwide, Inc.	267,215	1,707,504
Tessco Technologies, Inc.	17,006	288,252
*Tessera Technologies, Inc.	109,065	2,411,427
TheStreet.com, Inc.	68,942	171,666
*THQ, Inc.	148,400	776,132
*TIBCO Software, Inc.	474,473	4,151,639
*Tier Technologies, Inc. Class B	56,086	458,783
*TII Network Technologies, Inc.	2,460	2,608
*TiVo, Inc.	244,259	2,657,538
#*TNS, Inc.	59,210	1,673,275
*Tollgrade Communications, Inc.	158,472	942,908
*Track Data Corp.	9,829	39,414
*Transact Technologies, Inc.	27,550	156,208
*Trans-Lux Corp.	4,588	3,212
*Transwitch Corp.	184,579	83,448
#*Travelzoo, Inc.	34,502	476,818
*Trident Microsystems, Inc.	37,800	71,064
*Trio-Tech International	400	1,020
*Triquint Semiconductor, Inc.	327,178	1,763,489
*TSR, Inc.	10,113	21,642
*TTM Technologies, Inc.	101,000	1,027,170
#*Tyler Technologies, Inc.	109,800	2,088,396
Ulticom, Inc.	111,530	293,324
#*Ultimate Software Group, Inc.	66,599	1,698,940
*Ultra Clean Holdings, Inc.	46,982	258,871
*Ultratech, Inc.	50,599	653,739
*Unica Corp.	43,338	301,632
#*Unisys Corp.	92,353	2,691,166
United Online, Inc.	236,535	1,892,280
#*Universal Display Corp.	86,216	979,414
#*UTStarcom, Inc.	492,023	890,562
#*ValueClick, Inc.	248,376	2,444,020
#*Veeco Instruments, Inc.	71,570	1,742,730
*VeriFone Holdings, Inc.	185,795	2,471,074
#*Verint Systems, Inc.	84,334	1,298,744
*Viasat, Inc.	76,591	2,232,628
*Vicon Industries, Inc.	15,389	103,876
*Video Display Corp.	20,028	97,837
*Virage Logic Corp.	48,553	286,463
#*VirnetX Holding Corp.	57,989	125,256
*Virtusa Corp.	101,223	908,983
*Vishay Intertechnology, Inc.	391,707	2,440,335
#*Vocus, Inc.	36,816	666,370
*Volterra Semiconductor Corp.	55,276	765,573
Wayside Technology Group, Inc.	3,900	29,835
*Web.com Group, Inc.	163,052	1,147,886
#*WebMD Health Corp.	75,020	2,555,181
*WebMediaBrands, Inc.	186,147	117,273
*Websense, Inc.	118,472	1,902,660
*Westell Technologies, Inc.	315,209	353,034
*Winland Electronics, Inc.	23,806	17,735
*Wireless Ronin Technologies, Inc.	32,595	106,912
*Wireless Telecom Group, Inc.	64,560	43,255

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*WPCS International, Inc.	34,365	$103,782
*Wright Express Corp.	83,950	2,343,044
*X-Rite, Inc.	1,318	2,636
*Zebra Technologies Corp. Class A	130,012	3,250,300
*Zhone Technologies, Inc.	288,606	138,531
*ZiLOG, Inc.	54,368	146,794
*Zix Corp.	76,239	139,517
*Zoran Corp.	344,111	3,052,265
*Zygo Corp.	23,416	161,805

Total Information Technology		516,995,158

Materials — (4.2%)
A. Schulman, Inc.	70,355	1,222,066
A.M. Castle & Co.	47,398	534,175
*AEP Industries, Inc.	14,912	520,131
#AMCOL International Corp.	81,875	2,132,025
*American Pacific Corp.	25,833	182,898
#American Vanguard Corp.	48,874	405,654
*Arabian American Development Co.	10,953	28,259
Arch Chemicals, Inc.	66,742	1,848,086
Ashland, Inc.	9,871	340,944
*Balchem Corp.	47,037	1,297,751
*Boise, Inc.	188,309	900,117
*Brush Engineered Materials, Inc.	45,700	843,165
*Buckeye Technologies, Inc.	226,259	2,027,281
*BWAY Holding Co.	48,345	859,091
Cabot Corp.	143,882	3,155,332
*Calgon Carbon Corp.	123,600	1,957,824
#Carpenter Technology Corp.	96,859	2,036,945
#*Century Aluminum Co.	163,105	1,414,120
*Clearwater Paper Corp.	24,964	1,130,120
#*Coeur d’Alene Mines Corp.	142,908	2,869,593
*Continental Materials Corp.	300	3,300
*Core Molding Technologies, Inc.	10,317	28,991
Cytec Industries, Inc.	97,000	3,217,490
Deltic Timber Corp.	34,133	1,450,652
*Detrex Corp.	500	1,125
#*Domtar Corp.	67,700	2,835,953
#Eagle Materials, Inc.	95,143	2,364,304
#*Ferro Corp.	117,630	721,072
Flamemaster Corp.	189	950
*Flotek Industries, Inc.	23,500	37,835
Friedman Industries, Inc.	21,781	125,676
*General Moly, Inc.	159,199	350,238
#*Georgia Gulf Corp.	11,455	164,608
*Graphic Packaging Holding Co.	116,721	267,291
H.B. Fuller Co.	162,218	3,099,986
Hawkins, Inc.	40,720	855,934
*Haynes International, Inc.	26,300	744,816
*Headwaters, Inc.	118,766	489,316
#*Hecla Mining Co.	520,277	2,138,338
*Horsehead Holding Corp.	77,579	739,328
Huntsman Corp.	377,921	3,004,472
*ICO, Inc.	60,430	232,051
*Impreso, Inc.	5,200	6,240
Innophos Holdings, Inc.	46,798	905,541
*Innospec, Inc.	52,039	615,101
Kaiser Aluminum Corp.	48,464	1,936,137
*KapStone Paper & Packaging Corp.	62,426	433,236
KMG Chemicals, Inc.	24,413	300,280
Koppers Holdings, Inc.	44,600	1,164,952

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Kronos Worldwide, Inc.	9,097	$121,627
*Landec Corp.	73,100	478,074
#*Louisiana-Pacific Corp.	276,224	1,450,176
*LSB Industries, Inc.	47,006	582,874
*Material Sciences Corp.	254,823	509,646
*Mercer International, Inc.	32,600	69,764
Minerals Technologies, Inc.	50,300	2,477,778
*Mines Management, Inc.	11,000	25,960
*Mod-Pac Corp.	30,416	87,902
Myers Industries, Inc.	84,419	740,355
Neenah Paper, Inc.	104,799	1,084,670
#NewMarket Corp.	43,500	4,067,250
NL Industries, Inc.	123,090	763,158
*Northern Technologies International Corp.	15,090	116,948
#Olin Corp.	194,552	2,970,809
Olympic Steel, Inc.	23,900	604,670
*OM Group, Inc.	86,800	2,345,336
*Omnova Solutions, Inc.	95,968	615,155
P.H. Glatfelter Co.	102,234	1,080,613
*Penford Corp.	25,900	152,810
*PolyOne Corp.	205,754	1,148,107
Quaker Chemical Corp.	28,720	591,632
*Rock of Ages Corp.	56,133	199,833
Rock-Tenn Co. Class A	44,300	1,940,340
#*Rockwood Holdings, Inc.	162,997	3,240,380
#Royal Gold, Inc.	76,335	3,371,717
*RTI International Metals, Inc.	66,000	1,366,860
#Schnitzer Steel Industries, Inc. Class A	48,310	2,088,924
Schweitzer-Maudoit International, Inc.	80,768	4,171,667
*Senomyx, Inc.	53,796	206,577
Sensient Technologies Corp.	125,500	3,173,895
*Solutia, Inc.	261,880	2,880,680
*Spartech Corp.	100,918	965,785
Stepan Co.	24,400	1,396,656
#*Stillwater Mining Co.	207,897	1,288,961
*Synalloy Corp.	13,650	123,396
Temple-Inland, Inc.	162,339	2,508,138
Texas Industries, Inc.	61,000	2,030,690
*Titanium Metals Corp.	178,411	1,534,335
*U.S. Concrete, Inc.	563,846	907,792
*U.S. Energy Corp.	10,000	52,600
#*U.S. Gold Corp.	229,328	619,186
*UFP Technologies, Inc.	3,500	21,455
*United States Lime & Minerals, Inc.	18,396	645,148
*Universal Stainless & Alloy Products, Inc.	14,231	214,746
Valhi, Inc.	31,103	292,057
*Vulcan International Corp.	700	25,900
*Wausau Paper Corp.	361,543	3,170,732
*Webco Industries, Inc.	600	36,000
Westlake Chemical Corp.	117,218	2,847,225
*Williams Industries, Inc.	1,200	2,310
#Worthington Industries, Inc.	173,679	1,919,153
*WR Grace & Co.	158,768	3,475,432
#Zep, Inc.	45,388	776,135
#*Zoltek Cos., Inc.	69,430	618,621

Total Materials		124,139,430

Other — (0.0%)
•Allen Organ Co. Escrow Shares	800	1,316
•*Big 4 Ranch, Inc.	3,200	—
•*DLB Oil & Gas, Inc. Escrow Shares	1,300	—

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Other — (Continued)
•*ePresence, Inc. Escrow Shares	25,100	$—
•*iGo, Inc. Escrow Shares	4,100	—
•*Landco Real Estate LLC	800	—
•*MAIR Holdings, Inc. Escrow Shares	51,616	—
•*Noel Group, Inc.	8,000	40
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	6,900	414
•*Tripos Escrow Shares	220	20

Total Other		1,790

Telecommunication Services — (0.9%)
*AboveNet, Inc.	41,351	2,001,388
Alaska Communications Systems Group, Inc.	115,643	899,703
*Arbinet Corp.	8,000	17,520
Atlantic Tele-Network, Inc.	34,687	1,590,052
#*Cbeyond, Inc.	51,188	683,360
*Centennial Communications Corp.	158,786	1,343,330
*Cincinnati Bell, Inc.	466,327	1,436,287
#*Cogent Communications Group, Inc.	100,400	1,017,052
#Consolidated Communications Holdings, Inc.	69,076	954,630
D&E Communications, Inc.	136,890	1,533,168
#*FairPoint Communications, Inc.	76,100	8,219
*General Communications, Inc. Class A	113,181	696,063
#*Global Crossing, Ltd.	131,498	1,499,077
HickoryTech Corp.	29,945	269,804
*IDT Corp.	12,859	44,621
*IDT Corp. Class B	53,772	210,786
#Iowa Telecommunications Services, Inc.	71,700	843,909
*iPCS, Inc.	36,868	880,039
*Neutral Tandem, Inc.	70,286	1,482,332
#NTELOS Holdings Corp.	71,706	1,082,761
*PAETEC Holding Corp.	318,923	1,033,311
*Premiere Global Services, Inc.	199,337	1,489,047
*Purple Communications, Inc.	56	94
#*Shenandoah Telecommunications Co.	39,806	664,362
*SureWest Communications	99,781	880,068
*Syniverse Holdings, Inc.	151,292	2,591,632
*USA Mobility, Inc.	49,721	541,959
*Virgin Mobile USA, Inc.	147,687	590,748
Warwick Valley Telephone Co.	14,696	179,732
*Xeta Corp.	69,805	172,767

Total Telecommunication Services		26,637,821

Utilities — (1.9%)
#ALLETE, Inc.	83,066	2,811,784
*AMEN Properties, Inc.	1,975	5,925
American States Water Co.	46,631	1,545,818
Artesian Resources Corp.	13,740	222,725
#Avista Corp.	143,550	2,721,708
#Black Hills Corp.	95,999	2,339,496
*Cadiz, Inc.	26,900	287,561
California Water Service Group	56,495	2,066,022
Central Vermont Public Service Corp.	30,150	584,608
CH Energy Group, Inc.	43,250	1,790,982
Chesapeake Utilities Corp.	23,037	729,808
#Cleco Corp.	157,387	3,895,328
Connecticut Water Services, Inc.	23,871	532,323
Delta Natural Gas Co., Inc.	7,289	199,573
*El Paso Electric Co.	125,400	2,351,250
Empire District Electric Co.	82,800	1,495,368
Energy, Inc.	6,200	55,056

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
*Environmental Power Corp.	29,836	$11,338
#Hawaiian Electric Industries, Inc.	7,292	130,162
IDACORP, Inc.	112,400	3,157,316
Laclede Group, Inc.	60,400	1,854,884
Maine & Maritimes Corp.	4,330	156,962
MGE Energy, Inc.	57,227	2,004,090
Middlesex Water Co.	36,408	560,319
#New Jersey Resources Corp.	53,609	1,887,037
#Nicor, Inc.	3,500	129,780
Northwest Natural Gas Co.	77,000	3,219,370
NorthWestern Corp.	79,108	1,910,458
Pennichuck Corp.	7,615	172,632
PNM Resources, Inc.	190,685	2,044,143
Portland General Electric Co.	165,400	3,074,786
*Renegy Holdings, Inc.	2,699	3,509
RGC Resources, Inc.	3,464	97,685
SJW Corp.	49,450	1,076,526
South Jersey Industries, Inc.	79,828	2,817,130
Southwest Gas Corp.	111,100	2,776,389
Southwest Water Co.	68,167	379,690
UIL Holdings Corp.	65,866	1,691,439
Unisource Energy Corp.	94,485	2,728,727
#Unitil Corp.	35,369	731,785
York Water Co.	23,580	329,884

Total Utilities		56,581,376

TOTAL COMMON STOCKS		2,508,184,573

RIGHTS/WARRANTS — (0.0%)
*Caliper Life Sciences, Inc. Warrants 08/10/11	44	7
•CSF Holding, Inc. Litigation Rights	3,250	—
•*DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
•*Enterprise Bancorp, Inc. Rights 11/19/09	7,722	—
*Federal-Mogul Corp. Warrants 12/27/14	4,373	568
•*Lantronix, Inc. Warrants	65	—
•*Mossimo, Inc. Contingent Rights	16,100	—
•*Tengasco, Inc. Warrants	683	—
*Valley National Bancorp Warrants 06/30/15	616	1,386
•*Waccamaw Bankshares, Inc. Rights 11/20/09	72	—

TOTAL RIGHTS/WARRANTS		1,961

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $6,820,000 FNMA 5.00%, 08/25/18, valued at $5,330,182) to be repurchased at $5,249,083	$5,249	5,249,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.6%)
§@DFA Short Term Investment Fund LP	463,746,494	463,746,494

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $4,321,370 FHLMC 5.793%(r), 01/01/37, valued at $2,427,569) to be repurchased at $2,356,879	$2,357	$2,356,863

TOTAL SECURITIES LENDING COLLATERAL		466,103,357

TOTAL INVESTMENTS — (100.0%) (Cost $3,017,501,920)		$2,979,538,891

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (85.7%)
Consumer Discretionary — (15.0%)
*1-800-FLOWERS.COM, Inc.	161,868	$621,573
*4Kids Entertainment, Inc.	123,488	222,278
*AC Moore Arts & Crafts, Inc.	200,906	960,331
*Acme Communications, Inc.	145,810	51,033
Acme United Corp.	31,807	267,179
*AFC Enterprises, Inc.	78,390	629,472
*AH Belo Corp.	368,815	1,512,141
*Aldila, Inc.	52,806	156,306
*Alloy, Inc.	68,996	453,994
Ambassadors Group, Inc.	143,294	1,821,267
*Ambassadors International, Inc.	791	459
Amcon Distributing Co.	5,690	358,470
*American Apparel, Inc.	134,596	413,210
#*American Axle & Manufacturing Holdings, Inc.	138,422	829,148
*American Biltrite, Inc.	90,049	144,078
*America’s Car-Mart, Inc.	105,056	2,177,811
*Amerigon, Inc.	65,599	421,802
*AnnTaylor Stores Corp.	111,000	1,439,670
#Arbitron, Inc.	47,855	1,037,496
#*Arctic Cat, Inc.	110,720	657,677
Ark Restaurants Corp.	32,381	404,115
#*ArvinMeritor, Inc.	671,630	5,245,430
*Asbury Automotive Group, Inc.	295,080	2,874,079
*Ascent Media Corp.	1,100	25,509
*Atrinsic, Inc.	96,610	95,644
*Audiovox Corp. Class A	165,885	1,071,617
#*Bakers Footwear Group, Inc.	60,195	52,370
*Ballantyne Strong, Inc.	2,894	9,840
*Bassett Furniture Industries, Inc.	90,500	349,330
*Beasley Broadcast Group, Inc.	65,543	223,502
*Beazer Homes USA, Inc.	429,016	1,883,380
bebe stores, inc.	208,824	1,307,238
Belo Corp.	802,235	3,770,504
*Benihana, Inc.	15,670	96,214
*Benihana, Inc. Class A	3,619	17,516
Big 5 Sporting Goods Corp.	91,609	1,351,233
*Birks & Mayors, Inc.	1,522	883
#*BJ’s Restaurants, Inc.	223,354	3,564,730
#*Blockbuster, Inc. Class A	747,928	620,780
*Blockbuster, Inc. Class B	269,832	124,123
#*Blue Nile, Inc.	52,402	3,146,740
*Bluegreen Corp.	277,229	795,647
#Blyth, Inc.	26,630	943,501
#*Bon-Ton Stores, Inc. (The)	133,472	1,234,616
Books-A-Million, Inc.	41,528	359,632
*Borders Group, Inc.	161,557	313,421
Bowl America, Inc. Class A	55,406	689,805
*Boyd Gaming Corp.	143,300	1,054,688
*Broadview Institute, Inc.	15,800	33,970
#*Brookfield Homes Corp.	72,100	405,923
Brown Shoe Co., Inc.	122,228	1,267,504
#*Brunswick Corp.	643,908	6,104,248
#*Buffalo Wild Wings, Inc.	156,089	6,401,210
*Build-A-Bear-Workshop, Inc.	56,905	294,768
#*Cabela’s, Inc.	70,025	880,214
*Cache, Inc.	85,059	409,134
#*California Coastal Communities, Inc.	107,476	90,280
#*California Pizza Kitchen, Inc.	181,960	2,363,660

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Callaway Golf Co.	192,719	$1,318,198
*Canterbury Park Holding Corp.	24,468	171,521
*Caribou Coffee Co., Inc.	48,413	396,502
*Carmike Cinemas, Inc.	126,443	1,242,935
*Carriage Services, Inc.	168,400	639,920
*Carrols Restaurant Group, Inc.	216,330	1,403,982
*Casual Male Retail Group, Inc.	140,470	352,580
Cato Corp. Class A	253,222	4,991,006
*Cavco Industries, Inc.	56,747	1,725,109
*CEC Entertainment, Inc.	128,411	3,750,885
*Charles & Colvard, Ltd.	53,548	28,380
*Charming Shoppes, Inc.	1,051,728	4,764,328
#*Cheesecake Factory, Inc.	66,126	1,202,171
#Cherokee, Inc.	81,398	1,540,864
Christopher & Banks Corp.	93,451	569,117
*Chromcraft Revington, Inc.	97,750	135,872
*Churchill Downs, Inc.	112,024	3,515,313
#*Citi Trends, Inc.	135,067	3,556,314
CKE Restaurants, Inc.	220,441	1,928,859
*CKX, Inc.	19,900	127,360
*Coachmen Industries, Inc.	117,100	135,836
*Coast Distribution System, Inc.	41,382	126,215
*Cobra Electronics Corp.	14,173	18,000
*Coldwater Creek, Inc.	347,785	1,999,764
*Collectors Universe, Inc.	49,826	372,698
*Concord Camera Corp.	49,560	168,505
#*Conn’s, Inc.	227,058	1,432,736
#Cooper Tire & Rubber Co.	326,654	4,984,740
*Core-Mark Holding Co., Inc.	41,875	1,146,119
#*Cosi, Inc.	3,033	2,578
*Cost Plus, Inc.	148,999	326,308
CPI Corp.	17,499	198,789
#Cracker Barrel Old Country Store, Inc.	60,486	2,005,111
*Craftmade International, Inc.	63,108	166,605
*CROCS, Inc.	214,467	1,303,959
#*Crown Media Holdings, Inc.	170,294	262,253
CSS Industries, Inc.	53,050	1,076,915
*CTM Media Holdings, Inc. Class A	15,634	8,755
*CTM Media Holdings, Inc. Class B	52,193	39,145
*Culp, Inc.	303,933	1,753,693
#*Cumulus Media, Inc.	138,366	291,952
*Cybex International, Inc.	6,772	9,278
*Cycle Country Accessories Corp.	488	200
*Daily Journal Corp.	200	10,620
*Dana Holding Corp.	172,760	977,822
*Decorator Industries, Inc.	20,587	17,293
*dELiA*s, Inc.	7,960	16,875
*Delta Apparel, Inc.	77,201	682,457
*Destination Maternity Corp.	43,319	868,546
#Dillard’s, Inc.	363,584	4,952,014
#*DineEquity, Inc.	71,400	1,510,824
*Dixie Group, Inc.	104,300	302,470
*Dolan Media Co.	62,530	746,608
*Domino’s Pizza, Inc.	218,046	1,600,458
*Dorman Products, Inc.	158,255	2,313,688
Dover Downs Gaming & Entertainment, Inc.	136,270	647,282
Dover Motorsports, Inc.	168,371	234,036
*Drew Industries, Inc.	188,220	3,602,531
*Drugstore.com, Inc.	84,997	235,442
#*DSW, Inc.	58,600	1,125,120
*Duckwall-ALCO Stores, Inc.	52,900	915,170

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*EDCI Holdings, Inc.	62,230	$361,556
Educational Development Corp.	34,115	179,104
*Einstein Noah Restaurant Group, Inc.	42,016	547,048
*ELXSI Corp.	7,100	5,183
*Emerson Radio Corp.	243,478	326,261
*Emmis Communications Corp. Class A	303,222	312,319
*Empire Resorts, Inc.	77,824	210,125
*Enova Systems, Inc.	376	481
*Entercom Communications Corp.	469,429	3,323,557
*Entravision Communications Corp.	985,607	2,069,775
*Escalade, Inc.	62,320	150,191
#Ethan Allen Interiors, Inc.	211,231	2,631,938
#*Ever-Glory International Group, Inc.	1,600	3,488
*EW Scripps Co.	102,236	650,221
*Exide Technologies	188,849	1,155,756
*Famous Dave’s of America, Inc.	48,226	296,108
*Federal Screw Works	12,548	29,802
*FGX International Holdings, Ltd.	51,965	685,418
Finish Line, Inc. Class A	346,634	3,514,869
*Fisher Communications, Inc.	24,554	478,557
*Flanigan’s Enterprises, Inc.	20,756	118,309
Flexsteel Industries, Inc.	53,266	429,857
*Footstar, Inc.	81,000	76,950
FortuNet, Inc.	6,362	8,652
*Franklin Electronic Publishers, Inc.	81,300	199,998
*Frederick’s of Hollywood Group, Inc.	3,103	3,662
Fred’s, Inc.	304,496	3,605,233
Frisch’s Restaurants, Inc.	63,868	1,497,705
#*Fuel Systems Solutions, Inc.	149,650	4,899,541
*Full House Resorts, Inc.	2,702	6,485
*Furniture Brands International, Inc.	169,712	721,276
*Gaiam, Inc.	44,634	291,460
*GameTech International, Inc.	40,474	53,830
*Gaming Partners International Corp.	13,959	62,955
*Gander Mountain Co.	186,898	932,621
#*Gaylord Entertainment Co.	46,200	694,386
#*Genesco, Inc.	147,400	3,842,718
*G-III Apparel Group, Ltd.	152,730	2,445,207
*Global Traffic Network, Inc.	10,824	46,976
*Golfsmith International Holdings, Inc.	1,000	1,770
*Gray Television, Inc.	352,972	617,701
*Gray Television, Inc. Class A	41,200	74,572
*Great Wolf Resorts, Inc.	257,047	858,537
*Group 1 Automotive, Inc.	97,100	2,468,282
*Hallwood Group, Inc.	6,988	185,881
*Hampshire Group, Ltd.	25,800	77,400
*Harris Interactive, Inc.	559,304	525,746
#Harte-Hanks, Inc.	343,256	4,029,825
*Hastings Entertainment, Inc.	95,270	408,708
#*Haverty Furniture Cos., Inc.	141,600	1,714,776
*Haverty Furniture Cos., Inc. Class A	16,350	200,614
*Hawk Corp.	80,416	1,119,391
*Heelys, Inc.	9,600	21,312
*Helen of Troy, Ltd.	97,920	2,236,493
#*hhgregg, Inc.	92,509	1,525,473
#*Hibbett Sporting Goods, Inc.	205,898	3,858,529
*Hollywood Media Corp.	2,692	4,038
Hooker Furniture Corp.	73,012	935,284
*Hot Topic, Inc.	250,208	1,926,602
#*Hovnanian Enterprises, Inc.	162,868	636,814
*HSN, Inc.	93,620	1,398,683

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Iconix Brand Group, Inc.	162,601	$1,895,928
#*Image Entertainment, Inc.	149,561	122,640
*Infosonics Corp.	69,762	65,576
*Insignia Systems, Inc.	51,150	222,502
*Interstate Hotels & Resorts, Inc.	267,685	307,838
*Interval Leisure Group, Inc.	139,304	1,554,633
*iRobot Corp.	169,146	2,261,482
*Isle of Capri Casinos, Inc.	92,305	715,364
*J. Alexander’s Corp.	62,383	264,504
*Jackson Hewitt Tax Service, Inc.	74,875	367,636
*Jaclyn, Inc.	20,127	118,246
*JAKKS Pacific, Inc.	227,958	3,243,842
*Jennifer Convertibles, Inc.	394	512
*Jo-Ann Stores, Inc.	231,900	6,173,178
*Johnson Outdoors, Inc.	65,437	572,574
Jones Apparel Group, Inc.	99,795	1,785,333
#*Jos. A. Bank Clothiers, Inc	176,578	7,236,166
*Journal Communications, Inc.	90,180	321,041
#*K12, Inc.	67,735	1,086,469
*Kenneth Cole Productions, Inc. Class A	23,751	225,872
*Kid Brands, Inc.	184,100	914,977
*Kirkland’s, Inc.	48,931	615,552
*Knology, Inc.	105,409	1,059,360
*Kona Grill, Inc.	812	2,428
Koss Corp.	69,620	818,731
*Krispy Kreme Doughnuts, Inc.	160,258	543,275
KSW, Inc.	59,720	205,437
*K-Swiss, Inc. Class A	80,420	656,227
Lacrosse Footwear, Inc.	63,786	748,848
*Lakeland Industries, Inc.	40,544	298,404
*Lakes Entertainment, Inc.	153,884	378,555
*Landry’s Restaurants, Inc.	34,900	380,410
•*Lazare Kaplan International, Inc.	83,500	208,750
*La-Z-Boy, Inc.	475,991	3,379,536
*Leapfrog Enterprises, Inc.	214,505	707,866
*Lear Corp.	863,557	267,703
*Learning Tree International, Inc.	165,855	1,804,502
*Lee Enterprises, Inc.	89,753	273,747
*Libbey, Inc.	1,142	6,110
*Lifetime Brands, Inc.	111,929	679,409
*LIN TV Corp.	258,800	1,014,496
#*Lincoln Educational Services Corp.	123,921	2,456,114
*Lithia Motors, Inc.	114,643	956,123
#*Live Nation, Inc.	200,101	1,332,673
#*Liz Claiborne, Inc.	207,493	1,191,010
*LodgeNet Interactive Corp.	54,046	262,123
*Lodgian, Inc.	200,356	352,627
*Luby’s, Inc.	251,150	896,606
#*Lumber Liquidators, Inc.	80,369	1,707,841
*M/I Homes, Inc.	127,328	1,422,254
*Mac-Gray Corp.	116,200	944,706
*Maidenform Brands, Inc.	208,612	2,937,257
Marcus Corp.	204,760	2,395,692
#*Marine Products Corp.	322,455	1,563,907
*MarineMax, Inc.	170,960	1,164,238
#*Martha Stewart Living Omnimedia, Inc.	71,950	372,701
*MAXXAM, Inc.	40,045	394,443
#*McClatchy Co. (The)	142,200	401,004
*McCormick & Schmick’s Seafood Restaurants, Inc.	33,791	203,422
McRae Industries, Inc. Class A	8,800	88,220
*Meade Instruments Corp.	7,633	21,067

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Media General, Inc.	144,567	$1,198,460
*Mediacom Communications Corp.	454,493	2,172,477
*Merisel, Inc.	5	3
*Meritage Homes Corp.	107,900	1,968,096
*Midas, Inc.	129,393	1,042,908
*Modine Manufacturing Co.	177,115	1,824,284
*Monarch Casino & Resort, Inc.	145,340	1,008,660
Monro Muffler Brake, Inc.	187,706	5,817,009
*Morgan’s Foods, Inc.	500	1,375
*Morgans Hotel Group Co.	159,980	531,134
*Morton’s Restaurant Group, Inc.	73,167	273,645
*Motorcar Parts of America, Inc.	199	1,055
*Movado Group, Inc.	164,071	1,719,464
*MTR Gaming Group, Inc.	17,983	39,023
#*Multimedia Games, Inc.	266,909	1,310,523
*Nathan’s Famous, Inc.	57,075	827,588
National CineMedia, Inc.	105,836	1,693,376
National Presto Industries, Inc.	24,615	2,139,782
*Nautilus, Inc.	310,614	555,999
*Navarre Corp.	246,157	568,623
*Nevada Gold & Casinos, Inc.	352	341
*New Frontier Media, Inc.	2,326	4,512
*New York & Co., Inc.	207,999	915,196
*NexCen Brands, Inc.	70,851	13,462
*Nexstar Broadcasting Group, Inc.	2,112	4,668
*Nobel Learning Communities, Inc.	71,537	597,334
*Nobility Homes, Inc.	43,800	427,050
*NTN Communications, Inc.	55,566	28,894
#Nutri/System, Inc.	96,572	2,078,229
*O’Charleys, Inc.	196,846	1,379,890
*OfficeMax, Inc.	411,966	4,708,771
*Ohio Art Co.	3,600	9,000
*Orange 21, Inc.	13,301	9,058
*Orbitz Worldwide, Inc.	140,172	733,100
#*Orient-Express Hotels, Ltd.	71,400	614,040
#*Orleans Homebuilders, Inc.	169,600	369,728
*Outdoor Channel Holdings, Inc.	142,323	984,875
#*Overstock.com, Inc.	195,758	2,740,612
Oxford Industries, Inc.	141,900	2,745,765
*P & F Industries, Inc. Class A	4,983	14,700
#*P.F. Chang’s China Bistro, Inc.	98,647	2,879,506
*Pacific Sunwear of California, Inc.	144,297	871,554
*Palm Harbor Homes, Inc.	206,034	455,335
*Papa John’s International, Inc.	217,257	4,888,282
#*Peet’s Coffee & Tea, Inc.	135,649	4,612,066
#*Penske Automotive Group, Inc.	835,188	13,079,044
#Pep Boys - Manny, Moe & Jack (The)	431,491	3,784,176
*Perfumania Holdings, Inc.	10,825	33,341
*Perry Ellis International, Inc.	119,400	1,632,198
#PetMed Express, Inc.	237,313	3,723,441
*Phoenix Footwear Group, Inc.	62,100	21,735
#*Pier 1 Imports, Inc.	759,929	2,674,950
*Pinnacle Entertainment, Inc.	540,950	4,571,028
#*Playboy Enterprises, Inc. Class A	775	2,596
*Playboy Enterprises, Inc. Class B	159,505	489,680
*Point.360	42,346	50,815
*PokerTek, Inc.	294	265
*Pomeroy IT Solutions, Inc.	111,856	725,945
*Premier Exhibitions, Inc.	2,033	2,257
#*Pre-Paid Legal Services, Inc.	90,460	3,576,788
Primedia, Inc.	27,674	69,462

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Princeton Review, Inc.	313,009	$1,433,581
*Q.E.P. Co., Inc.	33,487	226,372
#*Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	546,904
*Quiksilver, Inc.	275,934	549,109
*Radio One, Inc. Class D	253,017	447,840
#*Raser Technologies, Inc.	180,102	212,520
*RC2 Corp.	174,480	2,278,709
*RCN Corp.	154,744	1,290,565
*Reading International, Inc. Class A	136,980	542,441
*Reading International, Inc. Class B	11,620	78,609
*Red Lion Hotels Corp.	168,696	804,680
*Red Robin Gourmet Burgers, Inc.	44,905	750,363
*Regent Communications, Inc.	482,407	299,092
*Rentrak Corp.	104,800	1,610,776
*Retail Ventures, Inc.	112,815	723,144
*Rex Stores Corp.	184,775	2,281,971
RG Barry Corp.	132,496	1,134,166
*RHI Entertainment, Inc.	800	2,096
*Rick’s Cabaret International, Inc.	21,899	160,082
#*Riviera Holdings Corp.	66,300	38,454
*Rockford Corp.	80,475	32,190
*Rocky Brands, Inc.	50,100	416,331
*Rubio’s Restaurants, Inc.	66,540	485,077
*Ruby Tuesday, Inc.	469,996	3,130,173
*Ruth’s Hospitality Group, Inc.	57,286	178,159
#Ryland Group, Inc.	146,467	2,716,963
*Saga Communications, Inc.	38,991	497,135
*Saks, Inc.	234,800	1,317,228
*Salem Communications Corp.	170,251	522,671
#*Sealy Corp.	607,000	1,760,300
*Select Comfort Corp.	113,971	623,421
*Shiloh Industries, Inc.	145,400	654,300
*Shoe Carnival, Inc.	105,320	1,580,853
*Shuffle Master, Inc.	226,426	1,768,387
*Shutterfly, Inc.	75,430	1,063,563
*Silverleaf Resorts, Inc.	30,700	36,840
*Sinclair Broadcast Group, Inc. Class A	157,820	621,811
*Skechers U.S.A., Inc. Class A	86,613	1,889,896
Skyline Corp.	74,794	1,308,147
*Smith & Wesson Holding Corp.	217,801	930,010
*Sonesta International Hotels Corp. Class A	25,432	295,011
*Sonic Automotive, Inc.	257,900	2,305,626
#*Sonic Corp.	115,415	1,079,130
*Spanish Broadcasting System, Inc.	368,786	272,902
Spartan Motors, Inc.	94,457	471,340
*Spectrum Group International, Inc.	245,312	631,678
Speedway Motorsports, Inc.	93,089	1,260,425
*Sport Chalet, Inc. Class A	107,975	180,318
*Sport Chalet, Inc. Class B	15,525	52,785
Sport Supply Group, Inc.	116,100	1,198,152
*Sport-Haley, Inc.	32,100	16,050
*Sports Club Co., Inc. (The)	142,200	103,095
Stage Stores, Inc.	354,974	4,188,693
*Stamps.com, Inc.	164,628	1,652,865
*Standard Motor Products, Inc.	172,400	1,441,264
*Standard Pacific Corp.	583,348	1,750,044
*Stanley Furniture, Inc.	32,000	251,520
*Star Buffet, Inc.	16,400	50,840
*Steak n Shake Co. (The)	268,600	3,129,190
#*Stein Mart, Inc.	107,065	1,017,118
*Steiner Leisure, Ltd.	20,790	768,398

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Steinway Musical Instruments, Inc.	74,389	$871,839
*Steven Madden, Ltd.	180,802	7,322,481
Stewart Enterprises, Inc.	472,798	2,165,415
*Stoneridge, Inc.	165,457	1,216,109
*Strattec Security Corp.	30,107	421,498
#Sturm Ruger & Co., Inc.	191,845	2,037,394
Superior Industries International, Inc.	250,100	3,321,328
*Syms Corp.	143,600	1,009,508
#*Systemax, Inc.	342,869	4,621,874
#*Talbots, Inc.	266,761	2,419,522
*Tandy Brands Accessories, Inc.	60,077	237,304
*Tandy Leather Factory, Inc.	821	2,701
*Tempur-Pedic International, Inc.	162,384	3,145,378
*Tenneco, Inc.	114,763	1,563,072
#*Texas Roadhouse, Inc.	290,257	2,748,734
*Town Sports International Holdings, Inc.	188,524	559,916
*Trans World Entertainment Corp.	218,126	301,014
#*True Religion Apparel, Inc.	215,705	5,558,718
*TRW Automotive Holdings Corp.	1	16
*Tuesday Morning Corp.	219,349	708,497
*Tween Brands, Inc.	29,400	249,312
*Ulta Salon Cosmetics & Fragrance, Inc.	103,962	1,573,985
*Unifi, Inc.	496,400	1,379,992
UniFirst Corp.	132,382	5,573,282
*Universal Electronics, Inc.	139,890	2,881,734
#*Universal Technical Institute, Inc.	230,866	4,153,279
*US Auto Parts Network, Inc.	11,415	61,070
*Valassis Communications, Inc.	395,647	7,212,645
Value Line, Inc.	80,389	2,472,766
*ValueVision Media, Inc.	366,543	1,161,941
*VCG Holding Corp.	74,107	139,321
#*Volcom, Inc.	82,180	1,365,010
*Voyager Learning Co.	27,100	124,660
*Walking Co. Holdings, Inc. (The)	2,361	2,184
*Warner Music Group Corp.	11,000	63,360
*Waxman Industries, Inc.	975	2,681
*Wells-Gardner Electronics Corp.	95,143	186,480
#*West Marine, Inc.	180,202	1,373,139
*Wet Seal, Inc. (The)	385,435	1,229,538
#Weyco Group, Inc.	108,864	2,427,667
*Williams Controls, Inc.	16,592	138,709
*Winmark Corp.	54,688	1,155,557
*Winnebago Industries, Inc.	72,738	836,487
#*WisdomTree Investments, Inc.	6,700	13,668
*WPT Enterprises, Inc.	73,707	81,815
#*Xanadoo Co.	566	880,130
*Zale Corp.	126,520	598,440
#*Zumiez, Inc.	87,591	1,179,851

Total Consumer Discretionary		491,298,282

Consumer Staples — (4.1%)
#Alico, Inc.	69,000	2,006,520
*Alliance One International, Inc.	877,124	3,868,117
*American Italian Pasta Co.	113,157	3,074,476
#Andersons, Inc. (The)	168,079	5,215,491
Arden Group, Inc. Class A	14,401	1,624,001
B&G Foods, Inc.	119,695	934,818
*Boston Beer Co., Inc. Class A	115,800	4,400,400
*Bridgford Foods Corp.	72,953	609,158
*Cagle’s, Inc. Class A	94,800	379,200
#*Calavo Growers, Inc.	115,924	2,069,243

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Cal-Maine Foods, Inc.	207,719	$5,639,571
CCA Industries, Inc.	35,563	161,456
*Central Garden & Pet Co.	55,007	545,669
*Central Garden & Pet Co. Class A	81,163	767,802
*Chiquita Brands International, Inc.	332,262	5,379,322
Coca-Cola Bottling Co.	71,329	3,203,385
#*Coffee Holding Co., Inc.	13,008	51,512
*Craft Brewers Alliance, Inc.	26,875	88,956
*Darling International, Inc.	644,425	4,478,754
#Diamond Foods, Inc.	111,745	3,369,112
#*Diedrich Coffee, Inc.	28,625	624,025
*Elizabeth Arden, Inc.	264,696	2,819,012
Farmer Brothers Co.	86,805	1,640,614
*Glacier Water Services, Inc.	24,500	980,000
Golden Enterprises, Inc.	92,726	335,668
#*Great Atlantic & Pacific Tea Co.	126,152	1,250,166
Griffin Land & Nurseries, Inc. Class A	47,273	1,403,535
*Hain Celestial Group, Inc.	83,300	1,461,082
*HQ Sustainable Maritime Industries, Inc.	36,227	274,238
*IGI Labratories, Inc.	30,339	29,732
Imperial Sugar Co.	85,959	1,073,628
Ingles Markets, Inc.	102,885	1,582,371
Inter Parfums, Inc.	252,834	3,104,802
J & J Snack Foods Corp.	181,697	7,117,071
*Katy Industries, Inc.	76,100	136,980
#Lance, Inc.	242,775	5,855,733
#*Lifeway Foods, Inc.	157,957	1,901,802
Mannatech, Inc.	45,771	155,621
*Medifast, Inc.	55,055	1,212,311
*MGP Ingredients, Inc.	30,037	130,361
*Monterey Pasta Co.	33,157	88,861
Nash-Finch Co.	126,284	3,659,710
*National Beverage Corp.	400,229	4,382,508
*Natural Alternatives International, Inc.	70,731	533,312
#*Natural Health Trends Corp.	18,631	8,570
#*Nature’s Sunshine Products, Inc.	153,100	1,304,412
*Nutraceutical International Corp.	58,827	640,038
Oil-Dri Corp. of America	58,075	887,967
*Omega Protein Corp.	145,547	605,476
*Orchids Paper Products Co.	51,680	925,072
*Overhill Farms, Inc.	79,876	436,123
*Pantry, Inc.	76,717	1,082,477
*Parlux Fragrances, Inc.	229,293	442,535
*PC Group, Inc.	13,200	6,600
*Physicians Formula Holdings, Inc.	20,147	44,122
*Pilgrim’s Pride Corp.	274,797	1,731,221
*Pizza Inn, Inc.	39,700	66,299
*Prestige Brands Holdings, Inc.	248,517	1,679,975
PriceSmart, Inc.	296,600	5,724,380
*Reddy Ice Holdings, Inc.	56,166	221,856
Reliv’ International, Inc.	102,054	319,429
*Revlon, Inc.	55,020	463,819
Rocky Mountain Chocolate Factory, Inc.	72,554	618,160
#Sanderson Farms, Inc.	82,198	3,007,625
*Sanfilippo (John B.) & Son, Inc.	74,094	1,016,570
*Scheid Vineyards, Inc.	2,900	50,025
Schiff Nutrition International, Inc.	106,329	613,518
Scope Industries	16,650	2,314,350
*Seneca Foods Corp.	15,925	440,963
*Seneca Foods Corp. Class B	11,039	312,956
#*Smart Balance, Inc.	247,956	1,309,208

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Spartan Stores, Inc.	211,866	$3,000,023
*Star Scientific, Inc.	301,712	253,438
Stephan Co. (The)	33,500	103,515
*Susser Holdings Corp.	39,767	472,830
Tasty Baking Co.	80,500	516,005
*Tofutti Brands, Inc.	53,404	68,891
United-Guardian, Inc.	39,320	393,200
*USANA Health Sciences, Inc.	156,272	4,503,759
*Vermont Pure Holdings, Ltd.	167	109
Village Super Market, Inc.	69,039	2,071,170
WD-40 Co.	165,858	5,222,868
*Winn-Dixie Stores, Inc.	136,793	1,517,034
*Zapata Corp.	129,547	884,806

Total Consumer Staples		134,901,500

Energy — (3.0%)
#*Abraxas Petroleum Corp.	486,100	802,065
*Adams Resources & Energy, Inc.	38,954	884,256
#*Allis-Chalmers Energy, Inc.	341,724	1,189,200
#Alon USA Energy, Inc.	22,900	192,360
*American Oil & Gas, Inc.	10,779	22,636
*Approach Resources, Inc.	7,100	55,096
*ATP Oil & Gas Corp.	80,600	1,395,186
*Barnwell Industries, Inc.	62,117	282,632
*Basic Energy Services, Inc.	39,113	273,791
*Bolt Technology Corp.	75,959	772,503
*Boots & Coots, Inc.	524,116	728,521
#*BPZ Resources, Inc.	54,122	340,969
*Brigham Exploration Co.	413,794	3,931,043
*Bronco Drilling Co., Inc.	144,216	911,445
*Callon Petroleum Co.	129,142	206,627
#*Cano Petroleum, Inc.	1,730	1,816
#*Carrizo Oil & Gas, Inc.	57,520	1,333,314
#*Cheniere Energy, Inc.	156,626	364,939
*Clayton Williams Energy, Inc.	111,180	2,912,916
*Clean Energy Fuels Corp.	143,215	1,661,294
*Complete Production Services, Inc.	115,700	1,102,621
*Contango Oil & Gas Co.	3,700	176,305
*CREDO Petroleum Corp.	18,221	177,473
*Crosstex Energy, Inc.	98,999	556,374
*CVR Energy, Inc.	43,800	460,776
*Dawson Geophysical Co.	68,554	1,655,579
Delek US Holdings, Inc.	97,555	658,496
*Double Eagle Petroleum Co.	13,671	64,664
#*Edge Petroleum Corp.	24,974	1,488
*Endeavour International Corp.	6,329	6,645
*ENGlobal Corp.	238,669	704,074
*Evolution Petroleum Corp.	30,122	102,716
*FieldPoint Petroleum Corp.	47,914	96,786
*FX Energy, Inc.	361,874	962,585
*Gasco Energy, Inc.	6,138	3,683
#General Maritime Corp.	169,251	1,166,139
*Geokinetics, Inc.	26,489	425,943
*GeoMet, Inc.	37,900	71,252
*GeoPetro Resources Co.	123	95
*GeoResources, Inc.	34,837	386,342
*Global Industries, Ltd.	140,572	1,024,770
#*GMX Resources, Inc.	63,900	813,447
*Green Plains Renewable Energy, Inc.	1,500	11,055
#*GreenHunter Energy, Inc.	1,454	2,239
Gulf Island Fabrication, Inc.	115,773	2,213,580

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Gulfport Energy Corp.	106,724	$814,304
*Harvest Natural Resources, Inc.	298,989	1,641,450
*Hercules Offshore, Inc.	286,372	1,469,088
*HKN, Inc.	25,395	83,804
*Hornbeck Offshore Services, Inc.	55,123	1,340,040
Houston American Energy Corp.	266,977	1,041,210
*International Coal Group, Inc.	369,954	1,513,112
#*ION Geophysical Corp.	332,252	1,272,525
*James River Coal Co.	79,453	1,508,812
*Kodiak Oil & Gas Corp.	267,622	644,969
Lufkin Industries, Inc.	69,798	3,981,976
*Matrix Service Co.	209,253	1,856,074
#*McMoran Exploration Co.	206,523	1,588,162
*Meridian Resource Corp.	810,972	259,511
*Mexco Energy Corp.	3,421	36,246
*Mitcham Industries, Inc.	63,250	458,562
*NATCO Group, Inc. Class A	168,512	7,343,753
#*National Coal Corp.	145,689	136,948
*Natural Gas Services Group, Inc.	50,236	847,481
*New Concept Energy, Inc.	8,973	45,987
*Newpark Resources, Inc.	817,249	2,459,919
*Northern Oil & Gas, Inc.	91,141	831,206
*OMNI Energy Services Corp.	52,931	75,162
#*OYO Geospace Corp.	41,230	1,082,288
*Pacific Ethanol, Inc.	3,198	1,279
Panhandle Oil & Gas, Inc.	47,776	939,276
*Parker Drilling Co.	290,075	1,508,390
#*Patriot Coal Corp.	81,632	922,442
*Petroleum Development Corp.	135,073	2,255,719
#*PetroQuest Energy, Inc.	408,475	2,503,952
*PHI, Inc. Non-Voting	114,859	1,973,278
*PHI, Inc. Voting	4,514	81,703
*Pioneer Drilling Co.	196,493	1,314,538
#*Pyramid Oil Co.	13,596	64,581
*Rentech, Inc.	10,420	13,025
*Rex Energy Corp.	92,071	744,854
*Rosetta Resources, Inc.	481,444	6,513,937
#*Royale Energy, Inc.	45,629	104,947
*Stone Energy Corp.	40,467	620,359
*SulphCo, Inc.	5,241	5,241
#*Superior Well Services, Inc.	85,179	903,749
*Swift Energy Corp.	49,871	1,056,268
*Syntroleum Corp.	445,746	994,014
*T-3 Energy Services, Inc.	32,323	647,106
#*Teton Energy Corp.	148,193	48,607
*Tetra Technologies, Inc.	180,818	1,710,538
*TGC Industries, Inc.	74,004	321,917
*Toreador Resources Corp.	49,850	425,220
*Trico Marine Services, Inc.	143,153	873,233
#*Tri-Valley Corp.	67,636	162,326
*TXCO Resources, Inc.	2,641	1,056
*Union Drilling, Inc.	141,054	1,077,653
*Uranium Energy Corp.	140,581	379,569
*USEC, Inc.	255,487	986,180
VAALCO Energy, Inc.	504,645	2,149,788
*Venoco, Inc.	120,706	1,520,896
*Verenium Corp.	2,570	9,792
*Warren Resources, Inc.	135,439	292,548
#*Western Refining, Inc.	88,501	496,491
*Westmoreland Coal Co.	19,572	128,979

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Willbros Group, Inc.	97,997	$1,287,681

Total Energy		98,481,457

Financials — (12.4%)
*1st Constitution Bancorp	13,307	99,270
*1st Pacific Bancorp	3,264	2,807
1st Source Corp.	195,939	2,903,816
21st Century Holding Co.	74,434	341,652
Abington Bancorp, Inc.	70,403	482,965
Access National Corp.	58,490	354,449
Advance America Cash Advance Centers, Inc.	153,305	757,327
*Advanta Corp. Class A	19,594	7,052
*Advanta Corp. Class B	13,860	4,504
*Affirmative Insurance Holdings, Inc.	42,008	168,032
Alliance Bancorp, Inc. of Pennsylvania	12,701	109,292
Alliance Financial Corp.	25,807	672,014
*Altisource Portfolio Solutions SA	85,355	1,301,664
#*Amcore Financial, Inc.	229,205	181,072
Ameriana Bancorp	20,650	68,145
#American Capital, Ltd.	561,195	1,504,003
#*American Equity Investment Life Holding Co.	490,919	3,225,338
*American Independence Corp.	18,018	79,279
American National Bankshares, Inc.	47,765	1,023,604
American Physicians Capital, Inc.	123,129	3,482,088
American Physicians Services Group, Inc.	36,700	883,369
American River Bankshares	15,212	93,097
*American Safety Insurance Holdings, Ltd.	10,900	161,538
*American Spectrum Realty, Inc.	6,171	112,621
#*AmericanWest Bancorporation	138,113	52,483
#*AmeriCredit Corp.	1	18
Ameris Bancorp	105,177	619,493
*AMERISAFE, Inc.	129,699	2,404,619
*AmeriServe Financial, Inc.	189,054	330,844
AmTrust Financial Services, Inc.	145,318	1,639,187
*Anchor Bancorp Wisconsin, Inc.	10,919	8,408
#*Appalachian Bancshares, Inc.	4,318	864
#Arrow Financial Corp.	109,414	2,782,398
ASB Financial Corp.	4,400	63,250
*Asset Acceptance Capital Corp.	288,037	2,094,029
ASTA Funding, Inc.	8,110	52,958
*Atlantic American Corp.	1,291	1,711
Atlantic Coast Federal Corp.	450	652
*Atlantic Southern Financial Group, Inc.	6,530	11,362
Auburn National Bancorporation, Inc.	8,876	173,615
*Avatar Holdings, Inc.	78,960	1,287,048
#*B of I Holding, Inc.	6,000	50,040
Baldwin & Lyons, Inc.	3,334	76,249
Baldwin & Lyons, Inc. Class B	91,616	2,089,761
#BancFirst Corp.	120,333	4,345,225
*Bancinsurance Corp.	39,480	153,182
Bancorp Rhode Island, Inc.	34,682	885,085
*Bancorp, Inc.	22,035	112,378
#BancTrust Financial Group, Inc.	31,808	102,104
Bank Mutual Corp.	154,602	1,085,306
Bank of Commerce Holdings	19,304	106,365
*Bank of Florida Corp.	83,250	121,545
*Bank of Granite Corp.	4,272	2,221
Bank of Kentucky Financial Corp.	1,708	36,961
*Bank of The Carolinas Corp.	2,300	8,303
#Bank of the Ozarks, Inc.	158,935	3,615,771
*BankAtlantic Bancorp, Inc.	169,542	249,226

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
BankFinancial Corp.	212,776	$2,008,605
#*BankUnited Financial Corp. Class A	518,024	69,933
#Banner Corp.	139,256	427,516
Bar Harbor Bankshares	25,955	737,122
#BCB Bancorp, Inc.	7,144	58,938
*BCSB Bancorp, Inc.	9,238	79,170
*Beach First National Bancshares, Inc.	380	452
Beacon Federal Bancorp, Inc.	6,138	54,014
*Berkshire Bancorp, Inc.	10,471	66,491
Berkshire Hills Bancorp, Inc.	83,135	1,708,424
Beverly National Corp.	3,370	77,510
#*BFC Financial Corp.	109,890	53,846
BGC Partners, Inc. Class A	290,197	1,401,652
*BNCCORP, Inc.	12,585	63,680
#Boston Private Financial Holdings, Inc.	130,277	775,148
#Bridge Bancorp, Inc.	7,254	153,930
*Bridge Capital Holdings.	3,298	21,602
*Broadpoint Gleacher Securities, Inc.	119,585	761,756
Brookline Bancorp, Inc.	459,669	4,500,160
Brooklyn Federal Bancorp, Inc.	36,281	434,646
*Brunswick Bancorp.	120	666
Bryn Mawr Bank Corp.	85,920	1,374,720
C&F Financial Corp.	4,593	96,131
Cadence Financial Corp.	20,689	34,137
California First National Bancorp	81,050	979,894
Camco Financial Corp.	26,162	47,876
Camden National Corp.	77,363	2,377,365
Capital Bank Corp.	12,543	53,308
#Capital City Bank Group, Inc.	150,073	1,761,857
Capital Properties, Inc.	5,522	49,698
•Capital Properties, Inc. Class B	5,522	—
Capital Southwest Corp.	10,217	758,714
#*Capitol Bancorp, Ltd.	56,165	126,371
Cardinal Financial Corp.	227,994	1,858,151
*Cardtronics, Inc.	61,360	610,532
*Carolina Bank Holdings, Inc.	3,905	14,331
Carrollton Bancorp	1,700	9,171
Carver Bancorp, Inc.	2,706	18,807
Cascade Financial Corp.	33,664	66,655
#Cathay General Bancorp	1	9
Center Bancorp, Inc.	144,791	1,126,476
*Center Financial Corp.	40,012	168,451
CenterState Banks of Florida, Inc.	24,443	184,056
Central Bancorp, Inc.	10,000	81,400
#*Central Pacific Financial Corp.	220,793	311,318
Central Virginia Bankshares, Inc.	5,733	21,728
Centrue Financial Corp.	15,686	31,058
Century Bancorp, Inc. Class A	16,672	405,630
CFS Bancorp, Inc.	101,673	477,863
Charter Financial Corp.	750	9,862
#Chemical Financial Corp.	235,414	5,167,337
*Chicopee Bancorp, Inc.	23,339	293,605
Citizens Community Bancorp, Inc.	3,300	13,299
#*Citizens First Bancorp, Inc.	79,838	31,137
*Citizens First Corp.	1,300	10,920
Citizens Holding Co.	5,851	129,307
#*Citizens Republic Bancorp, Inc.	989,661	595,776
Citizens South Banking Corp.	58,237	351,751
#*Citizens, Inc.	388,983	2,345,567
#City Holding Co.	163,721	5,004,951
CKX Lands, Inc.	14,943	182,305

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Clifton Savings Bancorp, Inc.	52,751	$486,364
*CNA Surety Corp.	222,485	3,217,133
#CNB Financial Corp.	41,238	652,385
#CoBiz Financial, Inc.	108,741	518,695
Codorus Valley Bancorp, Inc.	9,033	53,295
Cohen & Steers, Inc.	81,200	1,569,596
*Colonial Bankshares, Inc.	6,526	47,314
#Colony Bankcorp, Inc.	37,743	205,699
Columbia Banking System, Inc.	135,722	1,995,113
Comm Bancorp, Inc.	5,278	150,423
Commercial National Financial Corp.	4,450	76,318
Commonwealth Bankshares, Inc.	20,178	88,783
#Community Bank System, Inc.	220,197	4,097,866
*Community Capital Corp.	3,442	8,984
*Community Central Bank Corp.	1,567	2,821
Community Trust Bancorp, Inc.	139,359	3,431,019
*Community West Bancshares	12,713	34,897
Compass Diversified Holdings	1,233	12,614
*CompuCredit Holdings Corp.	114,571	375,793
#*Conseco, Inc.	64,802	337,618
Consolidated-Tokoma Land Co.	53,151	1,828,394
*Consumer Portfolio Services, Inc.	3,677	4,192
#*Corus Bankshares, Inc.	74,653	4,793
*Cowen Group, Inc.	99,876	754,064
*Cowlitz Bancorporation	9,403	11,566
*Crawford & Co. Class A	142,158	547,308
#*Crawford & Co. Class B	147,271	733,410
*Crescent Financial Corp.	11,905	48,453
#CVB Financial Corp.	55,067	441,087
Danvers Bancorp, Inc.	51,111	701,754
*Dearborn Bancorp, Inc.	21,086	10,332
*Diamond Hill Investment Group, Inc.	401	21,036
Dime Community Bancshares, Inc.	346,112	3,803,771
#*Dollar Financial Corp.	166,929	3,133,257
Donegal Group, Inc. Class A	169,997	2,481,956
Donegal Group, Inc. Class B	34,892	610,959
#*Doral Financial Corp.	6,100	17,324
Duff & Phelps Corp.	31,708	545,061
East West Bancorp, Inc.	86,600	781,998
Eastern Insurance Holdings, Inc.	11,670	82,390
Eastern Virginia Bankshares, Inc.	6,435	46,911
ECB Bancorp, Inc.	3,797	51,260
*eHealth, Inc.	74,749	1,063,678
EMC Insurance Group, Inc.	116,309	2,393,639
Employers Holdings, Inc.	144,849	2,146,662
*Encore Bancshares, Inc.	15,700	120,890
*Encore Capital Group, Inc.	207,755	3,110,092
Enterprise Bancorp, Inc.	23,669	252,548
Enterprise Financial Services Corp.	28,199	240,537
Epoch Holding Corp.	75,975	705,808
ESB Financial Corp.	110,369	1,286,903
ESSA Bancorp, Inc.	50,706	606,951
Evans Bancorp, Inc.	10,910	136,593
#Evercore Partners, Inc. Class A	18,366	599,466
*EZCORP, Inc.	275,700	3,575,829
#F.N.B. Corp.	65	460
Farmers Capital Bank Corp.	22,319	248,187
FBL Financial Group, Inc. Class A	293,211	5,908,202
#Federal Agricultural Mortgage Corp.	79,431	637,831
Federal Agricultural Mortgage Corp. Class A	4,100	24,682
Fidelity Bancorp, Inc.	5,416	32,090

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Fidelity Southern Corp.	80,931	$314,820
#Financial Federal Corp.	261,451	5,338,829
Financial Institutions, Inc.	61,498	649,419
*First Acceptance Corp.	45,747	100,643
First Advantage Bancorp	7,653	78,443
First Bancorp (318672102)	1	2
#First Bancorp (318910106)	143,984	1,952,423
First Bancorp of Indiana, Inc.	1,400	10,710
First Bancorp, Inc.	72,454	1,131,007
*First Bancshares, Inc.	4,498	39,582
*First Bancshares, Inc. (The)	4,056	29,609
*First Bank of Delaware	50,014	80,022
First Busey Corp.	321,933	1,245,881
First Business Financial Services, Inc.	5,750	53,418
*First California Financial Group, Inc.	6,600	27,390
*First Cash Financial Services, Inc.	295,856	5,082,806
#First Commonwealth Financial Corp.	180	945
First Community Bancshares, Inc.	109,410	1,273,532
First Defiance Financial Corp.	68,992	994,865
First Federal Bancshares of Arkansas, Inc.	52,380	196,949
*First Federal of Northern Michigan Bancorp, Inc.	13,700	26,030
First Financial Bancorp	375,426	4,760,402
First Financial Corp.	122,238	3,389,660
First Financial Holdings, Inc.	108,023	1,457,230
First Financial Northwest, Inc.	39,433	233,443
First Financial Service Corp.	18,814	172,336
*First Franklin Corp.	2,153	14,856
*First Investors Financial Services Group, Inc.	43,200	163,080
*First Keystone Financial, Inc.	16,800	157,500
First M&F Corp.	18,289	37,127
*First Marblehead Corp. (The)	29,400	57,624
#*First Mariner Bancorp, Inc.	23,940	22,743
First Merchants Corp.	170,070	1,040,828
First Mercury Financial Corp.	54,805	696,024
First Midwest Bancorp, Inc.	87,142	906,277
*First National Bancshares, Inc.	24	30
First PacTrust Bancorp, Inc.	2,516	12,530
First Place Financial Corp.	156,747	476,511
#*First Regional Bancorp	2,345	1,853
First Security Group, Inc.	19,611	52,950
#First South Bancorp, Inc.	59,653	631,725
#*First State Bancorporation	179,336	175,749
First United Corp.	31,309	344,399
First West Virginia Bancorp, Inc.	1,040	12,532
Firstbank Corp.	35,127	207,250
*FirstCity Financial Corp.	90,800	612,900
#*FirstFed Financial Corp.	125,121	45,044
*Flagstar Bancorp, Inc.	298,800	268,920
Flushing Financial Corp.	199,718	2,242,833
#FNB United Corp	19,043	31,421
#*Forestar Group, Inc.	29,231	431,450
*Fox Chase Bancorp, Inc.	29,724	294,565
*FPIC Insurance Group, Inc.	81,499	2,757,111
#*Franklin Credit Holding Corp.	17,900	15,707
#*Frontier Financial Corp.	30,716	13,045
#German American Bancorp, Inc.	59,794	899,302
GFI Group, Inc.	223,978	1,153,487
Gouverneur Bancorp, Inc.	4,366	33,618
#Great Southern Bancorp, Inc.	79,851	1,830,185
#*Greene Bancshares, Inc.	99,241	410,858
*Greenlight Capital Re, Ltd.	53,836	1,004,580

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Grubb & Ellis Co.	2,288	$3,409
GS Financial Corp.	9,668	145,020
*Guaranty Bancorp	222,959	292,076
*Guaranty Federal Bancshares, Inc.	17,171	103,885
#*Habersham Bancorp	740	2,128
*Hallmark Financial Services, Inc.	105,199	806,876
Hampden Bancorp, Inc.	1,926	20,897
#Hampton Roads Bankshares, Inc.	73,789	151,267
*Hanmi Financial Corp.	753	1,152
Harleysville National Corp.	331,743	1,910,840
Harleysville Savings Financial Corp.	6,622	82,113
*Harrington West Financial Group, Inc.	9,629	6,548
*Harris & Harris Group, Inc.	96,972	416,010
Hawthorn Bancshares, Inc.	4,429	43,404
#Heartland Financial USA, Inc.	134,677	1,729,253
*Heritage Commerce Corp.	68,765	181,540
*Heritage Financial Corp.	55,119	689,539
Heritage Financial Group.	3,722	30,185
HF Financial Corp.	33,311	363,090
*HFF, Inc.	49,900	274,450
*Hilltop Holdings, Inc.	130,370	1,543,581
Hingham Institution for Savings	14,251	422,186
*HMN Financial, Inc.	37,346	213,619
#Home Bancshares, Inc.	73,317	1,585,847
Home Federal Bancorp, Inc.	43,320	500,346
HopFed Bancorp, Inc.	14,755	149,616
Horace Mann Educators Corp.	431,532	5,363,943
Horizon Bancorp	11,013	181,714
#*Horizon Financial Corp.	117,723	61,216
IBERIABANK Corp.	71,262	3,086,357
#*Imperial Capital Bancorp, Inc.	51,800	9,324
Independence Holding Co.	46,358	257,287
#Independent Bank Corp. (453836108)	150,117	3,192,989
#Independent Bank Corp. (453838104)	214,800	253,464
Indiana Community Bancorp	27,200	238,544
Infinity Property & Casualty Corp.	144,873	5,602,239
Integra Bank Corp.	161,455	138,851
*Intergroup Corp. (The)	6,500	75,140
*International Assets Holding Corp.	22,184	399,090
#*Intervest Bancshares Corp.	872	2,886
*Investors Bancorp, Inc.	20,861	226,133
Investors Title Co.	21,207	657,417
*Jacksonville Bancorp, Inc.	5,093	43,290
Jefferson Bancshares, Inc.	5,911	31,033
JMP Group, Inc.	38,259	322,141
Kearny Financial Corp.	1	10
*Kennedy-Wilson, Inc.	76,600	2,910,800
*Kent Financial Services, Inc.	49,712	77,054
Kentucky First Federal Bancorp	33,317	350,162
K-Fed Bancorp	27,864	248,826
*LaBranche & Co., Inc.	166,500	459,540
#Lakeland Bancorp, Inc.	94,434	574,159
Lakeland Financial Corp.	85,808	1,765,071
Landmark Bancorp, Inc.	10,885	174,868
Legacy Bancorp, Inc.	34,967	334,285
#Life Partners Holdings, Inc.	87,079	1,479,472
LNB Bancorp, Inc.	16,804	92,926
#*Louisiana Bancorp, Inc.	600	8,568
LSB Corp.	27,655	289,824
LSB Financial Corp.	2,723	33,112
#*Macatawa Bank Corp.	6,385	12,259

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Magyar Bancorp, Inc.	15,818	$52,990
MainSource Financial Group, Inc.	131,699	767,805
Malvern Federal Bancorp, Inc.	5,900	57,230
*Market Leader, Inc.	18,149	36,298
*MarketAxess Holdings, Inc.	90,871	1,079,547
*Marlin Business Services Corp.	3,112	20,882
*Maui Land & Pineapple Co., Inc.	53,973	331,394
*Maxco, Inc.	18,800	60,912
Mayflower Bancorp, Inc.	3,750	26,812
*Mays (J.W.), Inc.	2,700	37,125
MB Financial, Inc.	69,727	1,246,719
MBT Financial Corp.	1,363	2,767
*MCG Capital Corp.	208,051	830,123
Meadowbrook Insurance Group, Inc.	469,486	3,159,641
Medallion Financial Corp.	160,047	1,256,369
#*Mercantile Bancorp, Inc.	12,892	29,007
Mercantile Bank Corp.	1,686	6,019
Mercer Insurance Group, Inc.	59,656	1,108,408
Merchants Bancshares, Inc.	56,859	1,286,151
*Meridian Interstate Bancorp, Inc.	44,814	385,400
Meta Financial Group, Inc.	24,023	523,942
*Metro Bancorp, Inc.	64,237	759,924
MetroCorp Bancshares, Inc.	64,082	230,695
*MF Global, Ltd.	35,968	256,092
#*MGIC Investment Corp.	174,388	751,612
MicroFinancial, Inc.	69,540	235,741
Mid Penn Bancorp, Inc.	7,122	102,379
#MidSouth Bancorp, Inc.	46,703	674,858
#*Midwest Banc Holdings, Inc.	216,843	108,422
MidWestOne Financial Group, Inc.	2,754	22,927
Monroe Bancorp	12,041	82,782
MSB Financial Corp.	2,696	23,442
MutualFirst Financial, Inc.	37,637	235,231
*Nara Bancorp, Inc.	76,370	562,083
*National Financial Partners Corp.	100,512	819,173
National Interstate Corp.	50,713	918,412
National Penn Bancshares, Inc.	60,132	337,942
National Security Group, Inc.	12,602	100,438
*National Western Life Insurance Co. Class A	8,229	1,449,621
Naugatuck Valley Financial Corp.	5,841	25,846
*Navigators Group, Inc.	24,065	1,277,130
#NBT Bancorp, Inc.	101,638	2,215,708
*Nelnet, Inc. Class A	94,503	1,325,877
*New Century Bancorp, Inc.	8,559	48,358
New England Bancshares, Inc.	2,680	14,204
New Hampshire Thrift Bancshares, Inc.	20,318	187,942
New Westfield Financial, Inc.	92,536	744,915
*NewBridge Bancorp	12,319	29,566
*Newport Bancorp, Inc.	11,702	145,105
*NewStar Financial, Inc.	20,691	51,934
North Central Bancshares, Inc.	17,500	278,250
*North Valley Bancorp	580	1,607
Northeast Bancorp	13,100	124,712
Northeast Community Bancorp, Inc.	25,152	168,518
Northfield Bancorp, Inc.	86,262	1,072,237
Northrim Bancorp, Inc.	43,415	652,962
*Northway Financial, Inc.	1,025	8,226
Norwood Financial Corp.	6,533	186,190
NYMAGIC, Inc.	72,223	1,032,067
Ocean Shore Holding Co.	21,282	163,659
OceanFirst Financial Corp.	112,791	1,071,514

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Ocwen Financial Corp.	194,603	$2,127,011
#Ohio Valley Banc Corp.	13,155	291,383
#Old Second Bancorp, Inc.	99,705	533,422
#*Optimumbank Holdings, Inc.	2,715	7,195
Oriental Financial Group, Inc.	57,535	612,748
#Oritani Financial Corp.	74,097	949,183
Osage Bancshares, Inc.	9,097	70,001
#*PAB Bankshares, Inc.	1,033	2,045
#Pacific Capital Bancorp.	88,525	114,197
Pacific Continental Corp.	87,319	951,777
*Pacific Mercantile Bancorp	2,247	6,674
*Pacific Premier Bancorp, Inc.	31,912	118,713
*Pacific State Bancorp.	1,069	941
#PacWest Bancorp..	258,904	4,396,190
Pamrapo Bancorp, Inc.	43,227	291,782
*Park Bancorp, Inc.	3,302	15,189
#Park National Corp.	16	929
Parkvale Financial Corp.	49,282	444,031
Patriot National Bancorp.	15,644	29,958
Peapack-Gladstone Financial Corp.	85,314	1,124,439
Penns Woods Bancorp, Inc.	32,951	1,010,607
*Penson Worldwide, Inc.	48,045	468,439
Peoples Bancorp	3,331	44,819
Peoples Bancorp of North Carolina	15,218	92,830
Peoples Bancorp, Inc.	96,416	1,035,508
#*Phoenix Cos., Inc. (The)	953,700	3,032,766
*PICO Holdings, Inc.	170,271	5,778,998
Pinnacle Bancshares, Inc.	2,000	18,950
*Pinnacle Financial Partners, Inc.	139,835	1,775,904
*PMA Capital Corp.	303,756	1,451,954
*PMI Group, Inc. (The)	206,400	499,488
Porter Bancorp, Inc.	24,870	395,930
#*Portfolio Recovery Associates, Inc.	134,197	6,191,850
*Preferred Bank	21,685	54,863
Premier Financial Bancorp, Inc.	25,730	161,713
Presidential Life Corp.	239,549	2,234,992
*Primus Guaranty, Ltd.	6,801	23,191
Princeton National Bancorp, Inc.	16,630	250,115
Providence Community Bancshares, Inc.	24	51
Provident Financial Holdings, Inc.	56,373	394,611
Provident Financial Services, Inc.	92	989
Provident New York Bancorp	402,856	3,436,362
#Prudential Bancorp, Inc. of Pennsylvania	25,016	245,407
PSB Holdings, Inc.	813	3,008
Pulaski Financial Corp.	70,422	516,897
QC Holdings, Inc.	171,344	890,989
#Radian Group, Inc.	195,538	1,132,165
#*Rainier Pacific Financial Group, Inc.	51,047	19,398
*Reis, Inc.	500	2,950
#Renasant Corp.	144,153	2,110,400
#Republic Bancorp, Inc. Class A	199,446	3,667,812
*Republic First Bancorp, Inc.	71,317	313,795
Resource America, Inc.	167,368	646,040
*Rewards Network, Inc.	87,316	939,520
*Riverview Bancorp, Inc.	96,249	308,959
Rockville Financial, Inc.	51,439	532,394
#*Rodman & Renshaw Capital Group, Inc.	84,870	363,244
Roma Financial Corp.	72,353	896,454
Rome Bancorp, Inc.	53,296	446,354
#*Royal Bancshares of Pennsylvania, Inc. Class A	25,954	27,511
Rurban Financial Corp.	2,810	21,356

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
S&T Bancorp, Inc.	102	$1,606
#S.Y. Bancorp, Inc.	131,985	2,949,865
*Safeguard Scientifics, Inc.	197,266	1,921,371
Safety Insurance Group, Inc.	68,016	2,276,496
Salisbury Bancorp, Inc.	7,507	184,635
Sanders Morris Harris Group, Inc.	95,715	556,104
Sandy Spring Bancorp, Inc.	46,612	538,835
Savannah Bancorp, Inc. (The)	13,017	96,977
#SCBT Financial Corp.	77,631	2,008,314
*Seabright Insurance Holdings	165,630	1,851,743
Seacoast Banking Corp. of Florida	119,805	178,509
*Security National Financial Corp. Class A	5,085	17,365
Shore Bancshares, Inc.	36,330	592,542
SI Financial Group, Inc.	600	2,610
*Siebert Financial Corp.	12,841	31,910
#Sierra Bancorp	89,538	781,667
#Simmons First National Corp. Class A	137,735	4,030,126
Smithtown Bancorp, Inc.	90,817	939,956
South Financial Group, Inc.	830,176	664,141
South Street Financial Corp.	2,945	8,099
*Southcoast Financial Corp.	243	1,034
*Southern Community Financial Corp.	45,616	106,285
*Southern Connecticut Bancorp, Inc.	15,438	51,872
*Southern First Bancshares, Inc.	22,627	177,622
Southern Missouri Bancorp, Inc.	4,838	54,186
*SouthFirst Bancshares, Inc.	100	568
#Southside Bancshares, Inc.	92,235	1,917,566
Southwest Bancorp, Inc.	134,629	1,324,749
*Southwest Georgia Financial Corp.	11,975	100,590
State Auto Financial Corp.	1,306	21,236
State Bancorp, Inc.	107,076	818,061
StellarOne Corp.	62,750	665,778
Sterling Bancorp.	274,969	1,850,541
Sterling Bancshares, Inc.	632,637	3,523,788
#*Sterling Financial Corp.	94,253	75,402
*Stewart Information Services Corp.	154,678	1,382,821
*Stratus Properties, Inc.	70,510	669,845
#Suffolk Bancorp	96,990	2,711,840
*Sun American Bancorp	7,780	1,558
*Sun Bancorp, Inc.	227,308	922,870
#*Superior Bancorp	626	1,327
*Sussex Bancorp	5,495	24,370
SWS Group, Inc.	268,623	3,594,176
*Taylor Capital Group, Inc.	71,940	410,058
Teche Holding Co.	16,949	526,266
*Tejon Ranch Co.	164,529	4,287,626
*Tennessee Commerce Bancorp, Inc.	1,350	7,168
*Texas Capital Bancshares, Inc.	171,944	2,505,224
TF Financial Corp.	20,649	384,071
Thomas Properties Group, Inc.	54,276	164,456
*Thomas Weisel Partners Group, Inc.	53,890	244,122
#*TIB Financial Corp.	5,062	5,366
*Tidelands Bancshares, Inc.	11,702	40,957
*TierOne Corp.	163,324	325,015
Timberland Bancorp, Inc.	70,526	322,304
#Tompkins Financial Corp.	80,861	3,506,942
*Tower Bancorp, Inc.	2,800	63,168
*Tower Financial Corp.	6,650	30,191
#TowneBank	69,111	797,541
*TradeStation Group, Inc.	330,946	2,554,903
*Tree.com, Inc.	22,700	177,287

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Trenwick Group, Ltd.	12,662	$89
#*Triad Guaranty, Inc.	85,095	59,890
#TriCo Bancshares	150,603	2,201,816
#TrustCo Bank Corp.	491,342	2,923,485
#UCBH Holdings, Inc.	196,446	192,517
Umpqua Holdings Corp.	6,748	66,873
Unico American Corp.	114,100	1,138,718
Union Bankshares Corp.	120,442	1,483,845
Union Bankshares, Inc.	12,940	207,040
*United America Indemnity, Ltd.	64,369	451,227
United Bancshares, Inc.	6,192	62,168
United Community Bancorp	1,250	8,169
*United Community Banks, Inc.	164,717	668,751
*United Community Financial Corp.	271,344	407,016
United Financial Bancorp, Inc.	55,280	710,348
United Fire & Casualty Co.	163,916	2,865,252
*United PanAm Financial Corp.	150,147	450,441
#*United Security Bancshares	93,110	232,775
United Western Bancorp, Inc.	37,628	138,095
*Unity Bancorp, Inc.	31,871	130,352
Universal Insurance Holdings, Inc.	142,386	756,070
Univest Corp. of Pennsylvania	99,127	1,906,212
ViewPoint Financial Group.	84,937	1,138,156
*Virginia Commerce Bancorp, Inc.	12,564	50,507
*Virtus Investment Partners, Inc.	51,943	761,484
VIST Financial Corp.	9,727	56,417
VSB Bancorp, Inc.	2,766	30,481
*Waccamaw Bankshares, Inc.	9,250	36,815
Wainwright Bank & Trust Co.	15,934	106,598
Washington Banking Co.	24,781	233,437
Washington Trust Bancorp, Inc.	132,221	1,985,959
*Waterstone Financial, Inc.	26,636	90,829
Wayne Savings Bancshares, Inc.	1,789	10,555
Webster Financial Corp.	83,522	944,634
WesBanco, Inc.	244,944	3,465,958
West Bancorporation	79,837	351,283
West Coast Bancorp	108,771	251,261
*Western Alliance Bancorp	158,813	690,837
Westwood Holdings Group, Inc.	68,070	2,402,190
*White River Capital, Inc.	4,182	50,602
Wilber Corp.	25,694	172,664
#Wilshire Bancorp, Inc.	264,376	1,861,207
#Wintrust Financial Corp.	96,528	2,723,055
#*World Acceptance Corp.	163,901	4,112,276
WSB Holdings, Inc.	44,668	97,823
WSFS Financial Corp.	12,200	336,720
WVS Financial Corp.	12,479	190,180
Yadkin Valley Financial Corp.	26,186	96,364
*ZipRealty, Inc.	117,880	442,050

Total Financials		406,719,724

Health Care — (12.5%)
*A.D.A.M., Inc.	16,536	54,238
*Abaxis, Inc.	185,386	4,230,509
#*ABIOMED, Inc.	269,889	2,442,495
*Acadia Pharmaceuticals, Inc.	4,078	5,301
*Accelr8 Technology Corp.	33,734	43,180
*Accelrys, Inc.	271,677	1,475,206
#*Access Pharmaceuticals, Inc.	15,200	45,600
*Accuray, Inc.	172,484	995,233
*Achillion Pharmaceuticals, Inc.	1,193	1,980

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Adcare Health Systems, Inc.	6,400	$13,440
*Adolor Corp.	294,513	427,044
*AdvanSource Biomaterials Corp.	155,764	42,056
*Affymax, Inc.	150,505	3,031,171
*Affymetrix, Inc.	176,582	923,524
#*Air Methods Corp.	117,580	3,590,893
#*Akorn, Inc.	788,259	1,142,976
*Albany Molecular Research, Inc.	318,453	2,592,207
*Alexza Pharmaceuticals, Inc.	141,358	302,506
#*Align Technology, Inc	174,161	2,737,811
*Alliance HealthCare Services, Inc.	473,700	2,576,928
*Allied Healthcare International, Inc.	352,871	938,637
*Allied Healthcare Products, Inc.	13,948	76,296
*Allion Healthcare, Inc.	76,316	491,475
#*Allos Therapeutics, Inc.	651,602	3,681,551
*Almost Family, Inc.	29,219	886,797
*Alphatec Holdings, Inc.	183,030	874,883
#*AMAG Pharmaceuticals, Inc.	119,140	4,501,109
America Services Group, Inc.	60,531	794,167
*American Caresource Holding, Inc.	6,054	16,164
*American Claims Evaluation, Inc.	2,200	1,232
*American Dental Partners, Inc.	86,847	1,032,611
*American Shared Hospital Services	35,563	92,464
*AMICAS, Inc.	326,087	1,027,174
#*Amicus Therapeutics, Inc.	3,300	12,672
*AMN Healthcare Services, Inc.	266,939	2,220,932
*Amsurg Corp.	297,081	6,259,497
*Anadys Pharmaceuticals, Inc.	89,413	174,355
Analogic Corp.	128,346	4,792,440
*Angeion Corp.	1,294	4,736
*AngioDynamics, Inc.	185,483	2,800,793
*Anika Therapeutics, Inc..	104,524	765,116
*Animal Health International, Inc.	400	972
*ARCA Biopharma, Inc.	4,305	11,408
*Ardea Biosciences, Inc.	52,048	702,648
#*Arena Pharmaceuticals, Inc.	240,847	850,190
*Ariad Pharmaceuticals, Inc.	195,818	352,472
*Arqule, Inc.	400,174	1,340,583
*Array BioPharma, Inc.	475,140	850,501
*Arrhythmia Research Technology, Inc.	26,575	109,223
*ARYx Therapeutics, Inc.	24,593	61,482
*Aspect Medical Systems, Inc.	160,275	1,920,094
*Assisted Living Concepts, Inc.	38,772	803,356
*AtriCure, Inc.	35,997	146,868
Atrion Corp.	19,601	2,320,954
#*ATS Medical, Inc.	739,384	1,988,943
*AVANIR Pharmaceuticals, Inc.	277,567	507,948
#*AVI BioPharma, Inc.	3,910	5,748
*Avigen, Inc.	262,088	372,165
*Bioanalytical Systems, Inc.	30,808	34,813
*BioClinica, Inc.	145,077	647,043
#*BioCryst Pharmaceuticals, Inc.	370,540	3,308,922
*Biodel, Inc.	157,030	656,385
*BioForm Medical, Inc.	7,700	27,874
#*BioLase Technology, Inc.	1,870	3,478
*BioMimetic Therapeutics, Inc.	63,487	740,894
#*Bio-Reference Laboratories, Inc.	134,668	4,353,816
#*BioSante Pharmaceuticals, Inc.	146,032	221,969
*BioScrip, Inc.	356,462	2,687,723
#*BioSpecifics Technologies Corp.	5,403	164,791
*BioSphere Medical, Inc.	183,566	519,492

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*BMP Sunstone Corp.	28,925	$105,287
#*Bovie Medical Corp.	158,799	1,271,980
*BSD Medical Corp.	208,291	483,235
#*Cadence Pharmaceuticals, Inc.	235,629	2,127,730
*Caliper Life Sciences, Inc.	463,931	1,025,288
*Cambrex Corp.	282,180	1,693,080
*Candela Corp.	219,988	684,163
*Cantel Medical Corp.	116,343	1,868,469
*Capital Senior Living Corp.	189,391	1,001,878
*Caraco Pharmaceutical Laboratories, Ltd.	261,762	963,284
*Cardiac Science Corp.	187,226	655,291
#*Cardica, Inc.	60,128	75,160
*Cardiovascular Systems, Inc.	7,615	37,237
*Cardium Therapeutics, Inc.	18	12
*CAS Medical Systems, Inc.	997	1,615
*Catalyst Pharmaceutical Partners, Inc.	25,086	18,830
*Celera Corp.	3,700	22,903
*Celldex Therapeutics, Inc.	116,893	509,653
*Celsion Corp.	83,778	260,550
#*Cepheid, Inc.	118,630	1,574,220
*Cerus Corp.	51,125	85,890
*Clarient, Inc.	44,200	143,208
#*Cleveland Biolabs, Inc.	2,513	9,901
#*Clinical Data, Inc.	177,838	2,806,284
*Columbia Laboratories, Inc.	27,734	25,793
#*CombiMatrix Corp.	21,497	136,506
#Computer Programs & Systems, Inc.	100,981	4,265,437
#*Conceptus, Inc.	280,124	4,913,375
*CONMED Corp.	266,279	5,642,452
*Continucare Corp.	76,876	201,415
#*Corcept Therapeutics, Inc.	199,501	402,992
*Cornerstone Therapeutics, Inc.	8,755	49,028
*Corvel Corp.	135,749	3,868,846
*CPEX Pharmaceuticals, Inc.	20,495	189,169
*Cross Country Healthcare, Inc.	251,411	2,076,655
*CryoLife, Inc.	247,429	1,484,574
*Curis, Inc.	25,108	49,965
*Cutera, Inc.	35,001	315,359
#*Cyberonics, Inc.	232,029	3,355,139
*Cyclacel Pharmaceuticals, Inc.	1,595	1,388
*Cynosure, Inc.	21,353	213,957
#*Cypress Bioscience, Inc.	184,649	1,133,745
*Cytokinetics, Inc.	159,844	509,902
#*Cytori Therapeutics, Inc.	144,413	475,119
Daxor Corp.	43,502	589,452
*Del Global Technologies Corp.	157,042	70,669
#*Dendreon Corp.	17,871	451,600
*DepoMed, Inc.	176,462	548,797
#*Dexcom, Inc	197,725	1,356,394
*Dialysis Corp. of America	36,951	254,962
*Digirad Corp.	75,285	184,448
#*Discovery Laboratories, Inc.	293,850	273,280
*Durect Corp.	617,647	1,303,235
#*DUSA Pharmaceuticals, Inc.	21,621	24,216
*Dyax Corp.	466,243	1,464,003
*Dynacq Healthcare, Inc.	64,639	208,138
*Dynavax Technologies Corp.	2,993	3,711
*Emergent BioSolutions, Inc.	86,704	1,250,272
*Emergent Group, Inc.	5,600	37,716
#*Emeritus Corp.	147,225	2,747,218
*Emisphere Technologies, Inc.	2,065	1,115

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Encision, Inc.	3,700	$4,995
•*Endo Pharmaceuticals Solutions	203,104	201,073
*Endologix, Inc.	5,319	25,318
Ensign Group, Inc.	60,783	898,373
*EnteroMedics, Inc.	3,800	2,147
*ENTREMED, Inc.	17,684	13,263
*Enzo Biochem, Inc.	51,674	284,724
#*Enzon Pharmaceuticals, Inc.	145,365	1,219,612
*eResearch Technology, Inc.	514,980	3,810,852
#*Exact Sciences Corp.	177,840	439,265
*Exactech, Inc.	100,152	1,502,280
#*Exelixis, Inc.	318,810	1,938,365
*Five Star Quality Care, Inc.	45,759	157,869
*Genomic Health, Inc.	192,364	3,572,199
*Genoptix, Inc.	50,305	1,750,111
*Gentiva Health Services, Inc.	124,155	2,979,720
#*Geron Corp.	381,628	2,331,747
#*Greatbatch, Inc.	219,343	4,314,477
*GTC Biotherapeutics, Inc.	8,642	9,161
#*GTx, Inc.	169,636	1,523,331
#*Halozyme Therapeutics, Inc.	329,900	1,999,194
*Hanger Orthopedic Group, Inc.	286,565	3,966,060
*Hansen Medical, Inc.	18,496	47,350
*Harvard Bioscience, Inc.	306,263	1,108,672
*Health Fitness Corp.	25,100	150,098
*Health Grades, Inc.	292,371	1,268,890
*HealthSpring, Inc.	23,400	335,322
*HealthStream, Inc.	175,019	672,073
*HealthTronics, Inc.	343,143	785,797
*Healthways, Inc.	101,007	1,624,193
#*Helicos BioSciences Corp.	168,102	317,713
#*Hemispherx Biopharma, Inc.	93,100	134,995
*Hi-Tech Pharmacal Co., Inc.	109,646	1,999,943
*Home Diagnostics, Inc.	38,020	237,625
*Hooper Holmes, Inc.	672,769	504,577
#*Human Genome Sciences, Inc.	244,427	4,568,341
*iBioPharma, Inc.	116,875	118,044
*iCAD, Inc.	37,500	65,625
*Icagen, Inc.	159	72
*ICU Medical, Inc.	136,104	4,763,640
*Idenix Pharmaceuticals, Inc.	171,201	380,066
#*Idera Pharmaceuticals, Inc.	154,651	825,836
*I-Flow Corp.	58,686	740,617
*ImmunoGen, Inc.	274,057	1,833,441
*Immunomedics, Inc.	187,927	669,020
*Impax Laboratories, Inc.	124,231	1,103,171
*Incyte Corp.	685,953	4,040,263
*Infinity Pharmaceuticals, Inc.	148,385	827,988
#*Inhibitex, Inc.	12,200	12,078
#*Inovio Biomedical Corp.	10,400	10,712
*Inspire Pharmaceuticals, Inc.	503,708	2,251,575
#*Insulet Corp.	222,094	2,465,243
*IntegraMed America, Inc.	71,370	606,645
*InterMune, Inc.	309,720	3,741,418
#Invacare Corp.	251,311	5,636,906
*InVentiv Health, Inc.	83,857	1,423,892
#*IPC The Hospitalist Co.	48,058	1,456,157
*Iridex Corp.	6,461	13,245
*IRIS International, Inc.	173,904	1,763,387
*IsoRay, Inc.	20	23
*ISTA Pharmaceuticals, Inc.	83,080	304,073

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*IVAX Diagnostics, Inc.	119	$69
#*Javelin Pharmaceuticals, Inc.	3,201	4,225
#*Jazz Pharmaceuticals, Inc.	80,500	505,540
#*Kendle International, Inc.	141,840	2,394,259
*Kensey Nash Corp.	117,601	2,811,840
*Keryx Biopharmaceuticals, Inc.	45,500	91,000
Kewaunee Scientific Corp.	23,860	309,226
*Kindred Healthcare, Inc.	201,795	2,966,386
*K-V Pharmaceutical Co.	35,100	133,380
Landauer, Inc.	89,595	4,640,125
*Lannet Co., Inc.	24,551	164,983
*LCA-Vision, Inc.	173,831	782,240
*LeMaitre Vascular, Inc.	20,400	87,108
*Lexicon Pharmaceuticals, Inc.	27,284	35,742
#*LHC Group, Inc.	120,710	3,369,016
*Ligand Pharmaceuticals, Inc. Class B	524,976	892,459
*Luna Innovations, Inc.	17,526	20,505
*MAKO Surgical Corp.	42,627	385,774
#*Mannkind Corp.	306,030	1,597,477
*MAP Pharmaceuticals, Inc.	38,221	314,177
*Martek Biosciences Corp.	67,250	1,207,810
#*Matrixx Initiatives, Inc.	91,443	411,494
*Maxygen, Inc.	359,381	2,005,346
*MDRNA, Inc.	7,523	7,824
*MedCath Corp.	91,975	755,115
*Medical Action Industries, Inc.	142,304	1,556,806
*Medical Staffing Network Holdings, Inc.	227,000	143,010
*Medicines Co. (The)	20,896	150,242
*MediciNova, Inc.	300	1,862
#*Medivation, Inc.	113,436	2,894,887
MedQuist, Inc.	43,988	254,251
*MEDTOX Scientific, Inc.	72,129	719,847
*Merge Healthcare, Inc.	252,875	905,292
*Merit Medical Systems, Inc.	262,180	4,451,816
*Metabolix, Inc.	68,861	698,251
*Metropolitan Health Networks, Inc.	468,252	955,234
#*Micromet, Inc.	171,739	877,586
*Micrus Endovascular Corp.	146,236	1,728,510
#*MiddleBrook Pharmaceuticals, Inc.	3,172	3,109
*Misonix, Inc.	62,750	159,385
#*Molecular Insight Pharmaceuticals, Inc.	217,158	1,042,358
#*Molina Healthcare, Inc.	105,756	1,979,752
*Momenta Pharmaceuticals, Inc.	253,493	2,311,856
*MTS Medication Technologies, Inc.	43,048	236,118
*MWI Veterinary Supply, Inc.	96,120	3,402,648
*Nabi Biopharmaceuticals	482,904	1,569,438
*Nanosphere, Inc.	18,705	124,949
*National Dentex Corp.	4,646	37,168
National Healthcare Corp.	103,884	3,736,707
National Research Corp.	66,513	1,534,455
*Natus Medical, Inc.	212,592	2,952,903
*Nektar Therapeutics	314,150	2,550,898
*Neogen Corp.	135,771	4,303,941
*Neurobiological Technologies, Inc.	870	792
*Neurocrine Biosciences, Inc.	386,646	858,354
*Neurogen Corp.	121,801	20,097
*NeurogesX, Inc.	39,700	313,233
#*Neurometrix, Inc.	4,800	12,480
*Nighthawk Radiology Holdings, Inc.	143,008	856,618
*NMT Medical, Inc.	962	1,626
#*NovaMed, Inc.	219,315	883,839

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Novavax, Inc.	420,750	$1,615,680
*NOVT Corp.	19,302	40,438
*NPS Pharmaceuticals, Inc.	133,552	423,360
*NxStage Medical, Inc.	336,545	1,877,921
*Obagi Medical Products, Inc.	65,783	672,302
#*Oculus Innovative Sciences, Inc.	219	449
*Odyssey Healthcare, Inc.	322,388	4,494,089
*Omnicell, Inc.	231,483	2,277,793
#*OncoGenex Pharmaceutical, Inc.	13,893	404,425
*Oncothyreon, Inc.	64,088	226,231
#*Opexa Therapeutics, Inc.	18,635	37,643
#*Opko Health, Inc.	32,883	71,356
#*Optimer Pharmaceuticals, Inc.	95,780	1,107,217
*OraSure Technologies, Inc.	247,698	807,495
*Orchid Cellmark, Inc.	287,604	440,034
*Ore Pharmaceutical Holdings, Inc.	50,794	31,492
*Orexigen Therapeutics, Inc.	111,457	720,012
*Orthologic Corp.	315,300	217,557
*Orthovita, Inc.	227,742	797,097
#*Osiris Therapeutics, Inc.	106,875	678,656
*Osteotech, Inc.	34,623	149,571
*OTIX Global, Inc.	2,086	1,794
*OXiGENE, Inc.	2,236	2,527
*Pain Therapeutics, Inc.	410,909	2,083,309
#*Palomar Medical Technologies, Inc.	59,770	607,263
*Par Pharmaceutical Cos., Inc.	271,575	5,694,928
*Parexel International Corp.	121,021	1,515,183
*PDI, Inc.	131,394	659,598
*Penwest Pharmaceuticals Co.	278,634	601,849
*Pharmasset, Inc.	67,642	1,270,317
*PharmAthene, Inc.	8,100	29,970
#*PharMerica Corp.	283,292	4,371,196
*Phase Forward, Inc.	157,832	2,069,178
*PHC, Inc.	26,839	27,376
*PhotoMedex, Inc.	2,954	2,156
#*Poniard Pharmaceuticals, Inc.	86,812	568,619
*Pozen, Inc.	244,062	1,386,272
*Progenics Pharmaceuticals, Inc.	284,275	1,191,112
*Prospect Medical Holdings, Inc.	32,100	128,400
*Providence Service Corp.	33,130	412,800
Psychemedics Corp.	1,558	8,429
*QuadraMed Corp.	77,074	562,640
*Questcor Pharmaceuticals, Inc.	343,109	1,557,715
#*Quidel Corp.	307,000	4,390,100
*Quigley Corp.	56,585	118,828
*Radient Pharmaceuticals Corp.	882	450
*RadNet, Inc.	76,288	185,380
*Raptor Pharmaceutical Corp.	5	17
*Regeneration Technologies, Inc.	302,085	1,184,173
*RehabCare Group, Inc.	130,630	2,449,312
*Repligen Corp.	315,575	1,540,006
#*Repros Therapeutics, Inc.	44,891	41,749
*Res-Care, Inc.	275,791	3,317,766
*Retractable Technologies, Inc.	272	462
#*Rigel Pharmaceuticals, Inc.	232,324	1,489,197
*Rochester Medical Corp.	101,268	1,023,819
*Rockwell Medical Technologies, Inc.	36,350	245,362
*Rural/Metro Corp.	110,300	557,015
*RXi Pharmaceuticals Corp.	319	667
*Sangamo BioSciences, Inc.	343,507	1,827,457
*Santarus, Inc.	140,479	434,080

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Savient Pharmaceuticals, Inc.	185,995	$2,343,537
*SciClone Pharmaceuticals, Inc.	111,134	273,390
*Seattle Genetics, Inc.	25,596	232,412
#*Senesco Technologies, Inc.	185	65
*SenoRx, Inc.	17,051	67,522
*SeraCare Life Sciences, Inc.	127,485	295,765
*Skilled Healthcare Group, Inc.	94,206	757,416
*Solta Medical, Inc.	3,600	7,956
*Somanetics Corp.	121,507	1,816,530
#*Somaxon Pharmaceuticals, Inc.	798	1,612
*SonoSite, Inc.	154,826	3,838,137
Span-American Medical System, Inc.	33,000	455,730
*Spectranetics Corp.	226,593	1,291,580
#*Spectrum Pharmaceuticals, Inc.	111,133	461,202
*SRI/Surgical Express, Inc.	46,400	109,504
#*Staar Surgical Co.	275,704	1,064,217
#*StemCells, Inc.	154,160	175,742
*Stereotaxis, Inc.	106,867	385,790
*Strategic Diagnostics, Inc.	1,653	2,794
*Sucampo Pharmaceuticals, Inc.	19,966	87,251
*Sun Healthcare Group, Inc.	420,360	3,816,869
*SunLink Health Systems, Inc.	33,465	78,643
#*Sunrise Senior Living, Inc.	122,010	507,562
*SuperGen, Inc.	50,513	118,200
#*SurModics, Inc.	178,765	4,578,172
*Symmetry Medical, Inc.	269,982	2,159,856
*Synovis Life Technologies, Inc.	119,202	1,437,576
*Synta Pharmaceuticals Corp.	66,431	182,685
*Targacept, Inc.	62,683	1,175,306
*Telik, Inc.	140,820	111,529
*Theragenics Corp.	280,300	378,405
#*Threshold Pharmaceuticals, Inc.	17,876	50,589
*Tomotherapy, Inc.	81,600	270,912
*TranS1, Inc.	51,361	203,903
*Transcend Services, Inc.	16,801	306,618
*Transcept Pharmaceuticals, Inc.	19,922	109,372
*Trimeris, Inc.	27,066	96,355
*Triple-S Management Corp.	53,558	894,419
*Trubion Pharmaceuticals, Inc.	8,610	37,540
*U.S. Physical Therapy, Inc.	118,606	1,665,228
*Universal American Corp.	1	10
*Urologix, Inc.	123,100	142,796
*Uroplasty, Inc.	12,179	17,781
Utah Medical Products, Inc.	48,826	1,427,672
*Vanda Pharmaceuticals, Inc.	67,979	693,386
*Vascular Solutions, Inc.	162,035	1,250,910
*Vical, Inc.	126,897	390,843
*Viropharma, Inc.	176,400	1,330,056
#*Virtual Radiologic Corp.	29,960	384,986
*Vision-Sciences, Inc.	23,250	28,365
*Vital Images, Inc.	114,941	1,311,477
#*Vivus, Inc.	585,337	4,624,162
#*Volcano Corp.	98,089	1,407,577
*Wright Medical Group, Inc.	96,519	1,568,434
*XenoPort, Inc.	63,306	1,057,843
#*XOMA, Ltd.	138	94
Young Innovations, Inc.	72,385	1,711,905
*Zoll Medical Corp.	170,789	3,316,722
*Zymogenetics, Inc.	161,779	752,272

Total Health Care		407,128,115

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (14.3%)
*3D Systems Corp.	190,387	$1,679,213
#AAON, Inc.	207,287	3,733,239
*AAR Corp.	112,900	2,213,969
#*Acacia Technologies Group	363,683	2,763,991
*ACCO Brands Corp.	294,565	1,785,064
*Accuride Corp.	180,408	36,082
Aceto Corp.	228,797	1,267,535
*Active Power, Inc.	333,059	386,348
#Administaff, Inc.	113,778	2,823,970
*Advisory Board Co. (The)	47,988	1,182,424
*AeroCentury Corp.	8,166	167,403
*Aerosonic Corp.	5,480	24,715
*AeroVironment, Inc.	66,164	1,763,932
*Air Transport Services Group, Inc.	158,775	411,227
Aircastle, Ltd.	172,743	1,368,125
#*AirTran Holdings, Inc.	240,718	1,018,237
Alamo Group, Inc.	90,749	1,243,261
Albany International Corp.	68,863	1,147,258
*Allied Defense Group, Inc.	51,940	327,222
*Allied Motion Technologies, Inc.	34,580	77,805
*Altra Holdings, Inc.	143,580	1,259,197
#*American Commercial Lines, Inc.	33,011	708,086
American Ecology Corp.	176,798	2,938,383
American Railcar Industries, Inc.	49,941	499,410
*American Reprographics Co.	123,819	742,914
#American Science & Engineering, Inc.	88,885	5,877,076
American Woodmark Corp.	129,528	2,547,816
#Ameron International Corp.	79,595	4,694,513
Ampco-Pittsburgh Corp.	86,200	2,318,780
*AMREP Corp.	55,375	673,914
*APAC Customer Services, Inc.	150,443	970,357
#Apogee Enterprises, Inc.	255,606	3,384,223
*Applied Energetics, Inc.	1,516	576
#Applied Signal Technologies, Inc.	122,704	2,514,205
*Argan, Inc.	22,452	277,282
*Argon ST, Inc.	216,502	4,026,937
#Arkansas Best Corp.	162,953	4,207,446
#*Arotech Corp.	99,723	196,454
*Art’s-Way Manufacturing Co., Inc.	200	760
#*Astec Industries, Inc.	182,380	4,194,740
*Astronics Corp.	78,326	649,323
*Astronics Corp. Class B	17,159	145,079
*Astrotech Corp.	6,182	12,364
*AT Cross Co.	78,255	293,456
*ATC Technology Corp.	205,257	4,289,871
*Atlas Air Worldwide Holdings, Inc.	45,968	1,208,499
*Avalon Holding Corp. Class A	20,575	51,437
#*Avis Budget Group, Inc.	157,830	1,325,772
#*AZZ, Inc.	119,452	4,092,426
#Badger Meter, Inc.	157,501	5,870,062
*Baker (Michael) Corp.	85,237	3,042,961
*Baldwin Technology Co., Inc. Class A	2,160	3,845
Barrett Business Services, Inc.	86,356	1,001,730
#*Beacon Roofing Supply, Inc.	188,843	2,711,785
#*Blount International, Inc.	325,962	2,946,696
#*BlueLinx Holdings, Inc.	66,915	196,061
*BNS Holding, Inc.	26,480	139,814
*Bowne & Co., Inc.	222,304	1,451,645
*Breeze-Eastern Corp.	98,241	584,534
#*Broadwind Energy, Inc.	8,900	51,976
*BTU International, Inc.	74,894	380,462

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Builders FirstSource, Inc.	80,961	$314,938
*Butler International, Inc.	—	—
#*C&D Technologies, Inc.	230,400	421,632
*CAI International, Inc.	11,675	87,562
#*Capstone Turbine Corp.	7,331	8,577
Cascade Corp.	109,805	2,727,556
*Casella Waste Systems, Inc	191,918	535,451
#*CBIZ, Inc.	625,224	4,401,577
CDI Corp.	57,957	705,916
*CECO Environmental Corp.	22,900	85,417
*Celadon Group, Inc.	200,675	1,958,588
#*Cenveo, Inc.	168,318	1,191,691
*Ceradyne, Inc.	72,309	1,165,621
*Champion Industries, Inc.	53,936	98,164
*Chart Industries, Inc.	71,130	1,406,240
*Chase Corp.	76,372	916,464
Chicago Rivet & Machine Co.	20,000	243,000
CIRCOR International, Inc.	106,080	2,890,680
#*Coleman Cable, Inc.	1,786	6,197
*Colfax Corp.	43,700	475,456
*Columbus McKinnon Corp.	175,855	2,910,400
*Comforce Corp.	80,066	89,674
Comfort Systems USA, Inc.	333,313	3,633,112
*Command Security Corp.	70,192	150,913
*Commercial Vehicle Group, Inc.	211,435	1,000,088
*Competitive Technologies, Inc.	102,100	224,620
CompX International, Inc.	16,616	116,810
*COMSYS IT Partners, Inc.	31,717	217,261
*Conrad Industries, Inc.	18,700	144,925
*Consolidated Graphics, Inc.	84,422	1,693,505
*Cornell Cos., Inc.	147,824	3,376,300
Corporate Executive Board Co.	95,344	2,289,209
#*CoStar Group, Inc.	37,496	1,455,595
Courier Corp.	120,220	1,782,863
*Covanta Holding Corp.	1	13
*Covenant Transportation Group, Inc.	91,000	458,640
*CPI Aerostructures, Inc.	47,933	327,862
*CRA International, Inc.	102,480	2,536,380
Deluxe Corp.	98,135	1,396,461
Diamond Management & Technology Consultants, Inc.	239,817	1,419,717
*Digital Power Corp.	3,700	4,995
#*Document Security Systems, Inc.	10,670	29,663
#*Dollar Thrifty Automotive Group, Inc.	196,339	3,634,235
Ducommun, Inc.	99,023	1,685,371
*DXP Enterprises, Inc.	67,332	772,971
*Dycom Industries, Inc.	101,406	1,001,891
*Dynamex, Inc.	98,300	1,821,499
Dynamic Materials Corp.	34,064	656,754
#*Eagle Bulk Shipping, Inc.	133,456	632,581
Eastern Co.	56,509	902,449
Ecology & Environment, Inc. Class A	20,492	297,134
#Empire Resources, Inc.	774	1,200
#Encore Wire Corp.	219,225	4,548,919
#*Ener1, Inc.	79,793	398,167
*Energy Focus, Inc.	838	637
#*Energy Recovery, Inc.	19,654	109,669
*EnerNOC, Inc.	61,108	1,755,633
Ennis, Inc.	227,402	3,445,140
*EnPro Industries, Inc.	161,708	3,651,367
*Environmental Tectonics Corp.	60,400	135,900
Espey Manufacturing & Electronics Corp.	35,700	692,580

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Evergreen Solar, Inc.	18,000	$26,100
*Exponent, Inc.	138,302	3,597,235
*ExpressJet Holdings, Inc.	49,740	149,220
Federal Signal Corp.	467,647	2,871,353
*First Aviation Services, Inc.	1,700	1,377
*Flanders Corp.	254,700	1,283,688
*Flow International Corp.	203,326	490,016
#*Fortune Industries, Inc.	25	28
#Forward Air Corp.	180,225	3,846,002
*Franklin Covey Co.	170,796	891,555
Franklin Electric Co., Inc.	64,210	1,751,649
#Freightcar America, Inc.	35,684	841,429
Frozen Food Express Industries, Inc.	161,875	469,438
#*Fuel Tech, Inc.	78,086	903,455
#*FuelCell Energy, Inc.	192,349	640,522
*Furmanite Corp.	332,038	1,188,696
G & K Services, Inc. Class A	149,828	3,318,690
#*Genco Shipping & Trading, Ltd.	79,319	1,577,655
*Gencor Industries, Inc.	3,900	29,250
*GenCorp, Inc.	64,073	476,703
#*GeoEye, Inc.	146,037	3,704,959
*Gibraltar Industries, Inc.	276,610	2,992,920
#Gorman-Rupp Co. (The)	165,285	4,080,887
*GP Strategies Corp.	152,856	1,076,106
Graham Corp.	65,200	923,884
Great Lakes Dredge & Dock Corp.	146,214	896,292
*Greenbrier Cos., Inc.	149,800	1,330,224
*Griffon Corp.	482,883	4,234,884
*H&E Equipment Services, Inc.	107,065	1,134,889
Hardinge, Inc.	97,119	509,875
*Hawaiian Holdings, Inc.	520,782	3,692,344
Healthcare Services Group, Inc.	353,878	6,989,090
HEICO Corp. Class A	30,015	926,263
Heidrick & Struggles International, Inc.	165,119	4,517,656
*Heritage-Crystal Clean, Inc.	4,900	61,250
*Herley Industries, Inc.	127,372	1,440,577
*Hill International, Inc.	317,228	2,131,772
Hi-Shear Technology Corp.	65,001	1,248,669
HNI Corp.	49,608	1,305,683
#*Hoku Scientific, Inc.	23,414	51,511
Horizon Lines, Inc.	75,241	395,015
Houston Wire & Cable Co.	44,170	534,015
*Hudson Highland Group, Inc.	11,625	37,665
*Hudson Technologies, Inc.	20,484	24,581
*Hurco Cos., Inc.	54,770	870,843
*Huttig Building Products, Inc.	161,870	106,834
#*ICF International, Inc.	45,483	1,303,088
*ICT Group, Inc.	52,478	831,776
*II-VI, Inc.	95,442	2,526,350
*InnerWorkings, Inc.	186,378	959,847
*Innotrac Corp.	156,400	500,480
*Innovative Solutions & Support, Inc.	135,489	617,830
*Insituform Technologies, Inc. Class A	196,867	4,173,580
Insteel Industries, Inc.	52,537	584,211
*Integrated Electrical Services, Inc.	118,276	778,256
*Intelligent Systems Corp.	42,582	54,931
Interface, Inc. Class A	281,232	2,182,360
*Interline Brands, Inc.	252,827	3,691,274
International Shipholding Corp.	59,608	1,976,005
*Intersections, Inc.	159,980	911,886
John Bean Technologies Corp.	66,000	1,083,720

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*JPS Industries, Inc.	24,500	$83,300
*Kadant, Inc.	99,347	1,280,583
Kaman Corp. Class A	237,610	4,909,023
*Kelly Services, Inc. Class A	253,862	2,812,791
*Kelly Services, Inc. Class B	518	6,478
*Key Technology, Inc.	49,705	539,299
*Kforce, Inc.	392,320	4,601,914
Kimball International, Inc. Class B	241,960	1,814,700
#Knoll, Inc.	203,329	1,992,624
*Korn/Ferry International	253,000	4,037,880
*Kratos Defense & Security Solutions, Inc.	3,258	35,447
*K-Tron International, Inc.	37,961	3,608,193
*L.B. Foster Co. Class A	103,703	2,911,980
L.S. Starrett Co. Class A	51,160	524,390
*LaBarge, Inc.	173,450	1,925,295
*Ladish Co., Inc.	124,016	1,607,247
Lawson Products, Inc.	79,602	1,237,811
*Layne Christensen Co.	146,555	3,795,774
*LECG Corp.	15,638	53,951
*LGL Group, Inc.	44,834	128,225
#Lindsay Corp.	29,500	968,485
*LMI Aerospace, Inc.	94,098	1,013,435
LSI Industries, Inc.	202,343	1,414,378
*Lydall, Inc.	141,300	706,500
*M&F Worldwide Corp.	85,330	1,815,822
*Magnetek, Inc.	307,119	383,899
*Manitex International, Inc.	6,450	13,029
*Marten Transport, Ltd.	206,083	3,614,696
McGrath Rentcorp	239,521	4,730,540
#*Media Sciences International, Inc.	11,400	6,726
*Mesa Air Group, Inc.	241,451	40,081
*Metalico, Inc.	193,401	781,340
Met-Pro Corp.	233,961	2,152,441
*MFRI, Inc.	57,134	383,940
#*Microvision, Inc.	182,743	677,977
*Miller Industries, Inc.	34,193	343,640
*Mobile Mini, Inc.	128,085	1,857,232
*MPS Group, Inc.	158,110	2,137,647
Mueller (Paul) Co.	10,813	237,886
Mueller Water Products, Inc.	321,437	1,440,038
Multi-Color Corp.	101,404	1,345,631
*MYR Group, Inc.	47,348	813,439
NACCO Industries, Inc. Class A	17,365	1,034,954
*National Patent Development Corp.	109,400	175,040
National Technical Systems, Inc.	86,036	488,684
*Navigant Consulting, Inc.	77,412	1,102,347
*NCI Building Systems, Inc.	130,500	255,780
*NN, Inc.	162,400	722,680
*North American Galvanizing & Coating, Inc.	151,277	759,411
#*Northwest Pipe Co.	91,968	2,768,237
#*Ocean Power Technologies, Inc.	7,416	44,941
#*Odyssey Marine Exploration, Inc.	448,045	672,068
*Omega Flex, Inc.	102,151	1,588,448
*On Assignment, Inc.	199,121	1,202,691
*Orbit International Corp.	14,582	55,776
*Orion Marine Group, Inc.	64,720	1,232,269
*Oshkosh Truck Corp. Class B	1	31
*P.A.M. Transportation Services, Inc.	86,903	674,367
*Pacer International, Inc.	90,089	257,655
*Paragon Technologies, Inc.	39,425	112,361
*Park-Ohio Holdings Corp.	99,702	620,146

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Patrick Industries, Inc.	50,700	$101,400
*Patriot Transportation Holding, Inc.	30,701	2,701,688
*Pemco Aviation Group Inc.	66	197
*PGT, Inc.	32,750	80,892
*Pike Electric Corp.	149,660	1,878,233
*Pinnacle Airlines Corp.	182,789	1,102,218
*Plug Power, Inc.	677,284	582,464
*PMFG, Inc.	125,088	1,810,023
*Polypore International, Inc.	107,056	1,173,334
Portec Rail Products, Inc.	17,037	148,392
*Powell Industries, Inc.	110,356	4,058,894
#*Power-One, Inc.	30,732	84,513
*PowerSecure International, Inc.	126,856	1,055,442
Preformed Line Products Co.	50,880	1,958,880
*PRG-Schultz International, Inc.	53,251	275,840
*Protection One, Inc.	34,743	186,917
Providence & Worcester Railroad Co.	16,912	188,146
*Quality Distribution, Inc.	7,074	26,457
Quanex Building Products Corp.	93,210	1,386,033
#*Quixote Corp.	85,730	176,604
#Raven Industries, Inc.	253,116	6,251,965
*RBC Bearings, Inc.	117,752	2,532,846
*RCM Technologies, Inc.	112,993	256,494
*Republic Airways Holdings, Inc.	163,944	1,313,191
*Resources Connection, Inc.	15,116	261,053
Robbins & Myers, Inc.	75,512	1,751,878
*RSC Holdings, Inc.	13,270	89,440
*Rush Enterprises, Inc. Class A	239,334	2,613,527
*Rush Enterprises, Inc. Class B	116,388	1,064,950
*Saia, Inc.	112,832	1,654,117
*SatCon Technology Corp.	315,637	643,899
*Sauer-Danfoss, Inc.	27,945	201,204
Schawk, Inc.	244,071	2,396,777
#*School Specialty, Inc.	190,069	4,229,035
*Schuff International, Inc.	53,200	931,000
Servotronics, Inc.	24,804	183,550
*SIFCO Industries, Inc.	45,830	611,830
SkyWest, Inc.	295,928	4,134,114
*SL Industries, Inc.	54,267	444,989
*SmartPros, Ltd.	38,973	171,481
*Sparton Corp.	6,900	28,635
*Spherion Corp.	474,893	2,350,720
*Spherix, Inc.	135,335	217,889
*Spire Corp.	87,042	408,227
*Standard Parking Corp.	170,782	3,005,763
#Standard Register Co.	72,111	343,969
Standex International Corp.	114,109	2,006,036
Steelcase, Inc. Class A	22,973	132,554
*Sterling Construction Co., Inc.	62,130	1,002,157
#Sun Hydraulics, Inc.	160,570	3,060,464
*Sunair Electronics, Inc.	46,583	124,377
Superior Uniform Group, Inc.	55,873	491,682
*Supreme Industries, Inc.	101,505	239,552
*Sykes Enterprises, Inc.	354,492	8,415,640
*Sypris Solutions, Inc.	167,114	518,053
#TAL International Group, Inc.	217,127	2,575,126
*Taser International, Inc.	334,292	1,367,254
*Team, Inc.	156,000	2,531,880
*TeamStaff, Inc.	3,862	3,862
*Tech/Ops Sevcon, Inc.	60,800	170,240
Technology Research Corp.	57,021	205,276

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Tecumseh Products Co. Class A	123,298	$1,288,464
*Tecumseh Products Co. Class B	10,100	104,737
*Tel-Instrument Electronics	9,340	45,532
Tennant Co.	184,600	4,921,436
#Textainer Group Holdings, Ltd.	44,197	665,607
*Thomas Group, Inc.	307	279
Titan International, Inc.	325,861	2,737,232
#*Titan Machinery, Inc.	51,163	548,979
Todd Shipyards Corp.	56,166	936,849
*Trailer Bridge, Inc.	42,500	170,850
*Transcat, Inc.	42,500	306,425
*TRC Cos., Inc.	198,230	628,389
Tredegar Industries, Inc.	337,450	4,599,444
*Trex Co., Inc.	144,000	2,291,040
*Trimas Corp.	291,793	1,313,068
#Triumph Group, Inc.	21,552	1,008,849
*TrueBlue, Inc.	180,985	2,189,918
*Tufco Technologies, Inc.	6,498	16,310
Twin Disc, Inc.	89,335	838,856
*U.S. Home Systems, Inc.	653	1,541
*Ultralife Corp.	72,011	263,560
*United Capital Corp.	86,186	1,565,138
*United Rentals, Inc.	369,415	3,505,748
Universal Forest Products, Inc.	76,178	2,718,031
*Universal Power Group, Inc.	28,494	63,827
*Universal Security Instruments, Inc.	197	1,034
Universal Truckload Services, Inc.	52,823	868,410
*UQM Technologies, Inc.	67,470	317,109
#*US Airways Group, Inc.	364,238	1,114,568
*USA Truck, Inc.	65,486	735,408
*Valence Technology, Inc.	67,400	86,946
*Valpey Fisher Corp.	36,360	44,359
*Versar, Inc.	34,351	131,908
Viad Corp.	194,613	3,405,728
*Vicor Corp.	283,411	1,932,863
Virco Manufacturing Corp.	133,476	371,063
*Volt Information Sciences, Inc.	192,487	1,561,070
VSE Corp.	33,772	1,478,876
*Wabash National Corp.	301,940	591,802
*Waste Services, Inc.	69,400	455,264
*WCA Waste Corp.	140,080	561,721
*Willdan Group, Inc.	131	333
*Willis Lease Finance Corp.	75,961	966,984
*Xerium Technologies, Inc.	119,928	116,330
#*YRC Worldwide, Inc.	102,673	374,756
*Zareba Systems, Inc.	750	3,518

Total Industrials		467,013,075

Information Technology — (18.3%)
*3PAR, Inc.	159,274	1,498,768
*ACI Worldwide, Inc.	94,242	1,516,354
*Acme Packet, Inc.	245,561	2,404,042
*Acorn Energy, Inc.	26,358	184,242
*Actel Corp.	240,963	2,872,279
*ActivIdentity Corp.	433,354	983,714
*Actuate Corp.	599,387	3,002,929
*Acxiom Corp.	332,918	3,821,899
*Adaptec, Inc.	749,869	2,392,082
#*ADC Telecommunications, Inc.	413,661	2,684,660
*ADDvantage Technologies Group, Inc.	84,803	199,287
*Adept Technology, Inc.	25,588	61,411

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Advanced Analogic Technologies, Inc.	132,964	$418,837
#*Advanced Energy Industries, Inc.	386,830	4,723,194
*Advanced Photonix, Inc.	65,272	43,080
*Aehr Test Systems	42,605	56,239
*Aetrium, Inc.	1,467	4,093
Agilysys, Inc.	169,595	798,792
*Airvana, Inc.	154,236	942,382
American Software, Inc. Class A	237,800	1,545,700
*Amtech Systems, Inc.	62,270	336,258
*Anadigics, Inc.	164,423	527,798
*Analysts International Corp.	190,092	153,975
*Anaren, Inc.	130,802	1,912,325
*Applied Micro Circuits Corp.	660,413	5,164,430
*ArcSight, Inc.	88,642	2,191,230
*Art Technology Group, Inc.	1,005,130	4,141,136
*Aruba Networks, Inc.	287,868	2,251,128
*Astea International, Inc.	21,160	70,145
Astro-Med, Inc.	57,891	358,924
#*ATMI, Inc.	97,190	1,472,428
*AuthenTec, Inc.	20,500	50,635
*Authentidate Holding Corp.	14,259	18,109
*Autobytel, Inc.	391,202	293,401
#*Avid Technology, Inc.	114,915	1,451,376
*Avocent Corp.	65,375	1,625,876
*Aware, Inc.	78,144	182,857
*Axcelis Technologies, Inc.	927,266	880,903
*AXT, Inc.	289,963	669,815
Bel Fuse, Inc. Class A	35,250	626,040
Bel Fuse, Inc. Class B	93,906	1,699,699
*Bell Microproducts, Inc.	228,950	668,534
#*BigBand Networks, Inc.	201,269	744,695
*Bitstream, Inc.	81,600	478,176
#Black Box Corp.	144,646	3,834,565
#Blackbaud, Inc.	189,033	4,194,642
*Blonder Tongue Laboratories, Inc.	76,200	86,868
*Blue Coat Systems, Inc.	34,218	762,377
*Bogen Communications International, Inc.	64,200	156,969
*Bottomline Technologies, Inc.	234,215	3,438,276
*Brightpoint, Inc.	442,352	3,260,134
#*BroadVision, Inc.	5,846	86,521
*Brooks Automation, Inc.	392,146	2,697,964
*BSQUARE Corp.	89,889	208,542
#*Cabot Microelectronics Corp.	234,301	7,492,946
*CalAmp Corp.	221,484	688,815
*California Micro Devices Corp.	69,654	208,265
*Callidus Software, Inc.	242,757	740,409
*Cascade Microtech, Inc.	69,700	376,380
Cass Information Systems, Inc.	36,620	1,088,713
#*Cavium Networks, Inc.	127,740	2,421,950
*CEVA, Inc.	187,703	1,901,431
*Checkpoint Systems, Inc.	169,286	2,297,211
*Chordiant Software, Inc.	277,829	966,845
*Chyron International Corp.	315	595
*Ciber, Inc.	320,766	1,032,867
*Cinedigm Digital Cinema Corp.	1,512	1,966
*Cirrus Logic, Inc.	659,171	3,190,388
*Clarus Corp.	138,650	610,060
*Clearfield, Inc.	41,400	161,046
#Cognex Corp.	231,298	3,721,585
#*Coherent, Inc.	149,922	3,767,540
Cohu, Inc.	157,211	1,789,061

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Comarco, Inc.	72,455	$228,233
•#*Commerce One LLC	4,800	—
Communications Systems, Inc.	80,026	878,685
*CommVault Systems, Inc.	128,613	2,533,676
*Compellent Technologies, Inc.	70,500	1,292,970
*Computer Task Group, Inc.	178,083	1,241,239
*comScore, Inc.	61,281	939,438
*Comverge, Inc.	63,293	722,173
*Concurrent Computer Corp.	15,310	58,790
*Conexant Systems, Inc.	142,282	389,853
#*Constant Contact, Inc.	87,407	1,448,334
#*Convera Corp.	377	94
*CPI International, Inc.	29,694	293,971
*Cray, Inc.	95,852	715,056
*CSG Systems International, Inc.	146,655	2,396,343
*CSP, Inc.	49,991	183,967
CTS Corp.	182,239	1,632,861
*CVD Equipment Corp.	31,867	152,165
*CyberOptics Corp.	56,931	343,294
#Daktronics, Inc.	201,959	1,518,732
*Data I/O Corp.	77,000	292,600
*Datalink Corp.	49,000	195,020
*Dataram Corp.	83,150	223,674
*Datawatch Corp.	18,488	41,783
*DDi Corp.	83,350	337,568
#*DealerTrack Holdings, Inc.	102,752	1,693,353
*Deltek, Inc.	37,969	271,478
*DemandTec, Inc.	69,622	611,977
*DG FastChannel, Inc.	149,760	3,140,467
*Dice Holdings, Inc.	40,972	246,242
*Digi International, Inc.	239,351	1,902,840
*Digimarc Corp.	60,380	845,320
*Digital Angel Corp.	39,154	38,762
*Diodes, Inc.	120,086	1,967,009
*Ditech Networks, Inc.	316,660	405,325
*DivX, Inc.	94,041	452,337
*Dot Hill Systems Corp.	415,566	756,330
*Double-Take Software, Inc.	71,971	667,171
*DSP Group, Inc.	271,985	1,572,073
#*DTS, Inc.	178,253	5,035,647
*Dynamics Research Corp.	82,812	1,060,822
#EarthLink, Inc.	154,820	1,254,042
*Easylink Services International Corp.	13,900	20,989
#*Ebix, Inc.	29,838	1,838,021
#*Echelon Corp.	371,953	5,077,158
*EDGAR Online, Inc.	80,827	138,214
*Edgewater Technology, Inc.	87,868	250,424
*EFJohnson Technologies, Inc.	1,848	2,495
*Elecsys Corp.	31,697	127,105
Electro Rent Corp.	238,205	2,551,176
*Electro Scientific Industries, Inc.	83,371	912,079
*Electronics for Imaging, Inc.	151,520	1,766,723
Electro-Sensors, Inc.	3,450	10,350
*eLoyalty Corp.	106,780	832,884
#*EMCORE Corp.	459,541	468,732
*EMS Technologies, Inc.	151,599	2,642,371
*Emulex Corp.	239,429	2,418,233
*Endwave Corp.	20,309	47,320
*Entegris, Inc.	1,325,644	4,984,421
*Entorian Technologies, Inc.	37,101	176,418
*Entropic Communications, Inc.	176,330	463,748

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Epicor Software Corp.	556,902	$4,299,283
#*EPIQ Systems, Inc.	289,576	3,651,553
*ePlus, Inc.	56,073	843,338
*Euronet Worldwide, Inc.	3,355	79,346
*Evans & Sutherland Computer Corp.	85,113	19,576
*Evolving Systems, Inc.	35,800	227,330
*Exar Corp.	395,970	2,732,193
*ExlService Holdings, Inc.	142,589	1,940,636
*Extreme Networks	104,186	207,330
*FalconStor Software, Inc.	519,514	1,729,982
#*Faro Technologies, Inc.	135,699	2,097,907
#*Finisar Corp.	33,379	248,674
*Forrester Research, Inc.	224,649	5,690,359
*Frequency Electronics, Inc.	74,860	329,384
*FSI International, Inc.	276,071	320,242
*Gerber Scientific, Inc.	213,989	988,629
*Giga-Tronics, Inc.	33,725	86,336
#*GigOptix, Inc.	6,732	23,158
*Global Cash Access, Inc.	446,762	2,828,003
*Globecomm Systems, Inc.	83,337	563,358
*Glu Mobile, Inc.	500	520
*GSE Systems, Inc.	117,306	706,182
*GSI Technology, Inc.	83,549	301,612
*GTSI Corp.	87,165	649,379
*Guidance Software, Inc.	60,740	338,322
*Hackett Group, Inc.	399,644	1,246,889
*Halifax Corp.	6,350	5,207
*Harmonic, Inc.	831,402	4,364,860
*Harris Stratex Networks, Inc. Class A	95,254	600,100
*Hauppauge Digital, Inc.	780	624
Heartland Payment Systems, Inc.	93,638	1,150,811
*Henry Bros. Electronics, Inc.	29,514	139,896
•*Here Media, Inc.	9,920	—
•*Here Media, Inc. Special Shares	9,920	—
*Hughes Communications, Inc.	38,997	909,410
*Hutchinson Technology, Inc.	232,731	1,354,494
*Hypercom Corp.	538,300	1,534,155
*I.D. Systems, Inc.	2,424	8,848
#*i2 Technologies, Inc.	205,275	3,231,028
#*ICx Technologies, Inc.	3,274	16,534
*IEC Electronics Corp.	9,000	37,620
*iGATE Corp.	525,324	4,638,611
*iGo, Inc.	2,297	3,055
*Ikanos Communications, Inc.	35,141	60,794
*Imation Corp.	113,208	998,495
Imergent, Inc.	104,726	696,428
*Immersion Corp.	243,859	894,963
*infoGROUP, Inc.	151,114	991,308
*InfoSpace, Inc.	302,720	2,594,310
*Innodata Isogen, Inc.	222,741	1,443,362
*Insight Enterprises, Inc.	413,879	4,354,007
*InsWeb Corp.	12,966	39,028
*Integral Systems, Inc.	205,300	1,724,520
*Integrated Silicon Solution, Inc.	209,476	733,166
*Intelli-Check, Inc.	978	1,438
*Intelligroup, Inc.	116,800	317,696
*Intellon Corp.	52,935	363,663
*Interactive Intelligence, Inc.	146,489	2,456,621
*Internap Network Services Corp.	119,761	383,235
*Internet Brands, Inc.	130,500	970,920
*Internet Capital Group, Inc.	349,644	2,541,912

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Interphase Corp.	9,505	$22,622
*Intest Corp.	84,141	49,643
*Intevac, Inc.	164,964	1,682,633
*IntriCon Corp.	53,872	181,818
*Inuvo, Inc.	5,167	1,292
*INX, Inc.	43,500	292,320
iPass, Inc.	380,440	494,572
#*IPG Photonics Corp.	197,974	2,704,325
*Isilon Systems, Inc.	155,069	814,112
*Iteris, Inc.	52,380	74,380
*Ixia	390,636	2,597,729
*IXYS Corp.	314,624	2,107,981
*Jaco Electronics, Inc.	63,010	40,956
*JDA Software Group, Inc.	253,579	5,031,007
Keithley Instruments, Inc.	72,900	237,654
*Kemet Corp.	666,900	833,625
*Kenexa Corp.	56,367	710,224
*KEY Tronic Corp.	1,280	2,893
*Keynote Systems, Inc.	113,450	1,159,459
*Knot, Inc. (The)	182,110	1,943,114
*Kopin Corp.	672,020	2,983,769
*Kulicke & Soffa Industries, Inc.	173,309	805,887
*KVH Industries, Inc.	89,570	940,485
*L-1 Identity Solutions, Inc.	788,924	4,662,541
*Lantronix, Inc.	272	155
*LaserCard Corp.	111,680	748,256
*Lattice Semiconductor Corp.	1,053,119	2,011,457
*Leadis Technolgies, Inc.	4,837	4,740
*LeCroy Corp.	115,888	433,421
#*LightPath Technologies, Inc.	8,650	16,002
*Limelight Networks, Inc.	144,281	503,541
*Lionbridge Technologies, Inc.	47,387	99,039
*Liquidity Services, Inc.	102,974	990,610
*Littlefuse, Inc.	204,498	5,635,965
*Logic Devices, Inc.	45,800	44,426
*LoJack Corp.	36,754	155,102
*LookSmart, Ltd.	1,826	2,392
#*LoopNet, Inc.	325,010	2,837,337
*Loral Space & Communications, Inc.	177,459	4,688,467
*LTX-Credence Corp.	1,217,865	1,631,939
*Mace Security International, Inc.	136,938	115,028
#*Magma Design Automation, Inc.	121,419	261,051
*Management Network Group, Inc.	107,667	59,217
#*Manhattan Associates, Inc.	243,170	5,580,752
Marchex, Inc. Class B	46,010	208,425
*Mastech Holdings, Inc.	308	1,534
*Mattson Technology, Inc.	55,103	116,818
Maximus, Inc.	144,349	6,677,585
#*Maxwell Technologies, Inc.	125,013	2,241,483
*Measurement Specialties, Inc.	23,835	183,768
#*Mechanical Technology, Inc.	273	382
*MEMSIC, Inc.	1,000	3,400
*Mentor Graphics Corp.	15,416	112,537
*Mercury Computer Systems, Inc.	196,106	2,098,334
#*Merix Corp.	185,600	295,104
*Merrimac Industries, Inc.	20,512	162,045
Mesa Laboratories, Inc.	31,485	755,640
Methode Electronics, Inc.	216,662	1,570,800
Micrel, Inc.	527,371	3,939,461
*MicroStrategy, Inc.	34,867	3,042,843
*Microtune, Inc.	289,097	494,356

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mindspeed Technologies, Inc.	56,884	$198,525
*MIPS Technologies, Inc.	433,092	1,710,713
Mocon, Inc.	63,275	509,364
*ModusLink Global Solutions, Inc.	174,778	1,436,675
*MoneyGram International, Inc.	198,079	592,256
#*Monolithic Power Systems, Inc.	283,490	5,666,965
*Monotype Imaging Holdings, Inc.	30,763	231,338
*MoSys, Inc.	128,298	302,783
*Move, Inc.	1,396,321	2,862,458
*MRV Communications, Inc.	1,232,392	911,970
*MTM Technologies, Inc.	2,780	1,279
MTS Systems Corp.	171,251	4,538,152
*Multi-Fineline Electronix, Inc.	170,881	4,656,507
*Nanometrics, Inc.	126,071	1,033,782
*Napco Security Technologies, Inc.	323,601	621,314
*NCI, Inc.	50,704	1,364,445
*Netezza Corp.	112,014	1,035,009
*NETGEAR, Inc.	185,647	3,384,345
*NetScout Systems, Inc.	320,068	3,933,636
*Network Engines, Inc.	348,071	379,397
*Network Equipment Technologies, Inc.	157,523	519,826
*Newport Corp.	113,520	844,589
*Newtek Business Services, Inc.	243,027	213,864
*NIC, Inc.	606,425	5,312,283
#*Novatel Wireless, Inc.	91,217	813,656
*Nu Horizons Electronics Corp.	129,666	504,401
*NumereX Corp. Class A	67,964	324,188
*NYFIX, Inc.	214,349	355,819
O.I. Corp.	23,902	171,497
*Occam Networks, Inc.	36,740	109,485
*Oclaro, Inc.	695,820	737,569
*OmniVision Technologies, Inc.	145,098	1,778,901
*Omtool, Ltd.	30,770	20,924
*Online Resources Corp.	110,423	579,721
*Onvia, Inc.	34,828	196,778
*Openwave Systems, Inc.	208,759	473,883
*Oplink Communications, Inc.	58,719	870,803
OPNET Technologies, Inc.	204,034	2,223,971
*Opnext, Inc.	214,571	527,845
*OPTi, Inc.	118,200	444,432
*Optical Cable Corp.	48,605	146,787
*ORBCOMM, Inc.	92,541	219,322
*OSI Systems, Inc.	156,242	3,067,030
*Overland Storage, Inc.	122,200	98,982
*PAR Technology Corp.	132,150	720,218
Park Electrochemical Corp.	187,535	4,215,787
#*ParkerVision, Inc.	177,666	492,135
*PC Connection, Inc.	98,335	578,210
*PC Mall, Inc.	117,111	830,317
*PC-Tel, Inc.	184,520	1,081,287
*PDF Solutions, Inc.	23,632	83,657
*Peerless Systems Corp.	101,700	237,978
#Pegasystems, Inc.	274,711	7,875,964
*Perceptron, Inc.	36,426	122,756
*Perficient, Inc.	174,226	1,418,200
*Performance Technologies, Inc.	102,658	288,469
*Pericom Semiconductor Corp.	220,168	2,071,781
*Pervasive Software, Inc.	187,100	916,790
*PFSweb, Inc.	24,219	35,602
*Phoenix Technologies, Ltd.	220,138	515,123
*Photronics, Inc.	390,426	1,631,981

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Pixelworks, Inc.	32,956	$80,742
*Planar Systems, Inc.	136,502	309,860
*PLATO Learning, Inc.	196,730	869,547
*Plexus Corp.	36	911
*PLX Technology, Inc.	72,009	226,108
#Power Integrations, Inc.	254,493	7,940,182
*Powerwave Technologies, Inc.	858,986	1,073,732
*Presstek, Inc.	127,944	217,505
*PROS Holdings, Inc.	50,546	454,409
QAD, Inc.	312,059	1,422,989
Qualstar Corp.	90,434	172,729
*Quantum Corp.	1,897,857	3,511,035
*QuickLogic Corp.	259,468	560,451
*Radiant Systems, Inc.	234,790	2,310,334
*RadiSys Corp.	210,368	1,790,232
*RAE Systems, Inc.	17,957	14,006
*Rainmaker Systems, Inc.	1,126	1,520
*Ramtron International Corp.	232,136	392,310
*RealNetworks, Inc.	1,240,807	4,429,681
*Relm Wireless Corp.	14,171	39,254
Renaissance Learning, Inc.	292,233	2,653,476
*Research Frontiers, Inc.	6,000	21,720
*RF Industries, Ltd.	21,767	86,415
*RF Monolithics, Inc.	83,600	56,848
Richardson Electronics, Ltd.	131,104	740,738
*RightNow Technologies, Inc.	335,618	5,121,531
*Rimage Corp.	86,339	1,588,638
*Rofin-Sinar Technologies, Inc.	135,697	2,910,701
*Rogers Corp.	104,247	2,705,210
#*Rubicon Technology, Inc.	50,115	757,739
*Rudolph Technologies, Inc.	267,647	1,696,882
*S1 Corp.	545,090	3,270,540
*Saba Software, Inc.	109,329	469,021
*Salary.com, Inc.	5,700	15,732
*Sanmina-SCI Corp.	197,197	1,266,005
*Sapient Corp.	103,606	843,353
*SAVVIS, Inc.	155,415	2,298,588
#*ScanSource, Inc.	237,698	6,035,152
*Schmitt Industries, Inc.	17,800	63,991
*Scientific Learning Corp.	104,159	526,003
*SCM Microsystems, Inc.	127,744	321,915
*SeaChange International, Inc.	265,482	1,797,313
*Selectica, Inc.	522,600	151,554
*Semitool, Inc.	189,911	1,340,772
Servidyne, Inc.	19,750	41,376
*ShoreTel, Inc.	94,491	620,806
#*Sigma Designs, Inc.	76,512	918,909
*Sigmatron International, Inc.	18,200	60,060
*Silicon Graphics International Corp.	67,604	402,920
*Silicon Image, Inc.	184,817	389,964
*Silicon Storage Technology, Inc.	816,767	1,658,037
*Simulations Plus, Inc.	123,672	176,851
*Smart Modular Technologies (WWH), Inc.	231,301	939,082
*Smith Micro Software, Inc.	122,577	1,112,999
Soapstone Networks, Inc.	134,773	84,907
*Sonic Foundry, Inc.	241,339	154,457
#*Sonic Solutions, Inc.	214,084	1,040,448
*SonicWALL, Inc.	250,711	1,990,645
*Soundbite Communications, Inc.	1,000	3,000
*Sourcefire, Inc.	76,900	1,561,070
*SourceForge, Inc.	5,367	6,226

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Spark Networks, Inc.	37,163	$100,712
*Spectrum Control, Inc.	116,095	981,003
*SRS Labs, Inc.	96,056	623,403
*Standard Microsystems Corp.	214,865	4,138,300
*StarTek, Inc.	131,600	763,280
#*STEC, Inc.	446,325	9,515,649
*SteelCloud, Inc.	33,847	9,230
#*Stratasys, Inc.	200,026	3,156,410
#*SuccessFactors, Inc.	108,971	1,666,167
*Sunrise Telecom, Inc.	160,600	131,692
*Super Micro Computer, Inc.	36,090	290,885
*Supertex, Inc.	128,300	3,111,275
*Support.com, Inc.	145,399	348,958
#*Switch & Data Facilities Co., Inc.	102,409	1,713,303
*Sycamore Networks, Inc.	161,980	461,643
*Symmetricom, Inc.	449,992	2,155,462
*Symyx Technologies, Inc.	121,592	713,745
*Synchronoss Technologies, Inc.	92,998	1,061,107
*SYNNEX Corp.	175,953	4,527,271
Taitron Components, Inc.	9,373	12,372
#*Taleo Corp. Class A	78,976	1,716,938
*Technical Communications Corp.	7,300	30,733
Technitrol, Inc.	102,801	800,820
*TechTarget, Inc.	55,153	347,464
*TechTeam Global, Inc.	89,657	702,014
*Techwell, Inc.	88,283	916,378
*TeleCommunication Systems, Inc.	326,415	2,918,150
*Telular Corp.	4,964	14,743
#*Terremark Worldwide, Inc.	628,360	4,015,220
Tessco Technologies, Inc.	43,304	734,003
TheStreet.com, Inc.	236,680	589,333
#*THQ, Inc.	168,628	881,924
*Tier Technologies, Inc. Class B	169,900	1,389,782
*TII Network Technologies, Inc.	57,160	60,590
*TiVo, Inc.	232,160	2,525,901
#*TNS, Inc.	214,400	6,058,944
*Tollgrade Communications, Inc.	117,101	696,751
*Track Data Corp.	4,668	18,719
*Transact Technologies, Inc.	90,009	510,351
*Trans-Lux Corp.	7,545	5,282
*Transwitch Corp.	313,220	141,607
#*Travelzoo, Inc.	131,924	1,823,190
*Trident Microsystems, Inc.	79,231	148,954
*Trio-Tech International	224	571
*Triquint Semiconductor, Inc.	1,347,578	7,263,445
*TSR, Inc.	123,250	263,755
*TTM Technologies, Inc.	353,127	3,591,302
#*Tyler Technologies, Inc.	367,652	6,992,741
Ulticom, Inc.	386,764	1,017,189
#*Ultimate Software Group, Inc.	243,491	6,211,455
*Ultra Clean Holdings, Inc.	52,836	291,126
*Ultratech, Inc.	177,477	2,293,003
*Unica Corp.	100,353	698,457
United Online, Inc.	732,564	5,860,512
#*Universal Display Corp.	307,402	3,492,087
#*UTStarcom, Inc.	234,239	423,973
#*Veeco Instruments, Inc.	57,780	1,406,943
*VeriFone Holdings, Inc.	83,780	1,114,274
#*Vertro, Inc.	2,596	934
*Viasat, Inc.	39,952	1,164,601
*Vicon Industries, Inc.	45,650	308,138

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Video Display Corp.	85,637	$418,337
*Virage Logic Corp.	39,827	234,979
#*VirnetX Holding Corp.	17,860	38,578
*Virtusa Corp.	100,677	904,079
*Vishay Intertechnology, Inc.	1	6
#*Vocus, Inc.	150,219	2,718,964
*Volterra Semiconductor Corp.	125,916	1,743,937
Wayside Technology Group, Inc.	30,941	236,699
*Web.com Group, Inc.	165,110	1,162,374
*WebMediaBrands, Inc.	268,744	169,309
#*Websense, Inc.	116,810	1,875,969
*Westell Technologies, Inc.	440,604	493,476
*Winland Electronics, Inc.	20,500	15,272
*Wireless Ronin Technologies, Inc.	19,365	63,517
*Wireless Telecom Group, Inc.	225,386	151,009
*WPCS International, Inc.	14,126	42,661
*X-Rite, Inc.	2,282	4,564
*Zhone Technologies, Inc.	372,390	178,747
*ZiLOG, Inc.	152,239	411,045
*Zix Corp.	11,550	21,136
*Zoran Corp.	425,092	3,770,566
*Zygo Corp.	62,333	430,721

Total Information Technology		596,601,440

Materials — (3.6%)
A. Schulman, Inc.	246,261	4,277,554
A.M. Castle & Co.	75,184	847,324
*AEP Industries, Inc.	67,616	2,358,446
#AMCOL International Corp.	271,602	7,072,516
*American Pacific Corp.	69,310	490,715
#American Vanguard Corp.	107,405	891,461
*Arabian American Development Co.	6,200	15,996
Arch Chemicals, Inc.	221,263	6,126,772
*Balchem Corp.	158,512	4,373,346
*Boise, Inc.	182,596	872,809
*Brush Engineered Materials, Inc.	62,353	1,150,413
*Buckeye Technologies, Inc.	269,390	2,413,734
*BWAY Holding Co.	54,975	976,906
#*Century Aluminum Co.	162,000	1,404,540
*Clearwater Paper Corp.	28,383	1,284,898
*Continental Materials Corp.	14,518	159,698
*Core Molding Technologies, Inc.	48,931	137,496
Deltic Timber Corp.	123,292	5,239,910
*Detrex Corp.	10,200	22,950
*Ferro Corp.	300,005	1,839,031
Flamemaster Corp.	189	950
*Flotek Industries, Inc.	32,845	52,880
Friedman Industries, Inc.	61,730	356,182
*General Moly, Inc.	180,958	398,108
#*Georgia Gulf Corp.	9,215	132,420
*Graphic Packaging Holding Co.	143,903	329,538
#Hawkins, Inc.	102,006	2,144,166
*Haynes International, Inc.	28,497	807,035
*Headwaters, Inc.	211,397	870,956
#*Hecla Mining Co.	31,706	130,312
*Horsehead Holding Corp.	95,244	907,675
*ICO, Inc.	148,293	569,445
*Impreso, Inc.	31,500	37,800
Innophos Holdings, Inc.	58,677	1,135,400
*Innospec, Inc.	56,866	672,156
Kaiser Aluminum Corp.	123,411	4,930,269

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*KapStone Paper & Packaging Corp.	68,077	$472,454
KMG Chemicals, Inc.	11,774	144,820
Koppers Holdings, Inc.	51,118	1,335,202
*Kronos Worldwide, Inc.	5,100	68,187
*Landec Corp.	215,734	1,410,900
#*Louisiana-Pacific Corp.	937,825	4,923,581
*LSB Industries, Inc.	101,558	1,259,319
*Material Sciences Corp.	138,299	276,598
*Mercer International, Inc.	12,550	26,857
Minerals Technologies, Inc.	200	9,852
*Mines Management, Inc.	8,322	19,640
*Mod-Pac Corp.	26,617	76,923
Myers Industries, Inc.	295,900	2,595,043
*Nanophase Technologies Corp.	1,441	1,383
Neenah Paper, Inc.	58,067	600,993
NewMarket Corp.	41,013	3,834,716
NL Industries, Inc.	234,189	1,451,972
*Northern Technologies International Corp.	36,846	285,556
Olympic Steel, Inc.	78,200	1,978,460
*Omnova Solutions, Inc.	109,596	702,510
P.H. Glatfelter Co.	419,966	4,439,041
*Penford Corp.	85,554	504,769
*PolyOne Corp.	498,895	2,783,834
Quaker Chemical Corp.	89,076	1,834,966
*Ready Mix, Inc.	10,563	32,745
*Rock of Ages Corp.	34,100	121,396
*RTI International Metals, Inc.	75,100	1,555,321
Schweitzer-Maudoit International, Inc.	146,820	7,583,253
*Senomyx, Inc.	307,229	1,179,759
*Solitario Exploration & Royalty Corp.	2,939	5,584
*Solutia, Inc.	31,400	345,400
*Spartech Corp.	282,243	2,701,066
Stepan Co.	85,071	4,869,464
#*Stillwater Mining Co.	254,909	1,580,436
*Synalloy Corp.	57,753	522,087
*U.S. Concrete, Inc.	371,466	598,060
*U.S. Energy Corp.	71,870	378,036
#*U.S. Gold Corp.	265,043	715,616
*UFP Technologies, Inc.	11,800	72,334
*United States Lime & Minerals, Inc.	61,645	2,161,890
*Universal Stainless & Alloy Products, Inc.	55,374	835,594
*Vulcan International Corp.	8,251	305,287
*Wausau Paper Corp.	482,100	4,228,017
*Webco Industries, Inc.	3,750	225,000
*Williams Industries, Inc.	5,800	11,165
*WR Grace & Co.	14,600	319,594
#Zep, Inc.	56,103	959,361
#*Zoltek Cos., Inc.	79,079	704,594

Total Materials		118,480,442

Other — (0.0%)
•Allen Organ Co. Escrow Shares	4,700	7,729
•*Big 4 Ranch, Inc.	35,000	—
•*DLB Oil & Gas, Inc. Escrow Shares	7,600	—
•*ePresence, Inc. Escrow Shares	191,500	—
•*EquiMed, Inc.	132	—
•*iGo, Inc. Escrow Shares	11,200	—
•*Landco Real Estate LLC	4,700	—
•*MAIR Holdings, Inc. Escrow Shares	151,940	—
•*Noel Group, Inc.	43,600	218
•*Petrocorp, Inc. Escrow Shares	37,100	2,226

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Other — (Continued)
•*Tripos Escrow Shares	1,300	$117

Total Other		10,290

Telecommunication Services — (1.1%)
#Alaska Communications Systems Group, Inc.	419,255	3,261,804
*Arbinet Corp.	1,222	2,676
Atlantic Tele-Network, Inc.	65,445	2,999,999
#*Cbeyond, Inc.	88,175	1,177,136
*Cincinnati Bell, Inc.	529,860	1,631,969
#*Cogent Communications Group, Inc.	137,439	1,392,257
#Consolidated Communications Holdings, Inc.	160,083	2,212,347
D&E Communications, Inc.	133,337	1,493,374
#*FairPoint Communications, Inc.	1,970	213
#*FiberTower Corp.	3,733	2,557
*General Communications, Inc. Class A	403,526	2,481,685
*Global Crossing, Ltd.	107,219	1,222,297
HickoryTech Corp.	123,688	1,114,429
*iBasis, Inc.	2,799	6,298
*IDT Corp.	46,902	162,750
*IDT Corp. Class B	156,581	613,798
#Iowa Telecommunications Services, Inc.	251,477	2,959,884
*iPCS, Inc.	51,458	1,228,302
*Lynch Interactive Corp.	1	1,757
*PAETEC Holding Corp.	347,944	1,127,339
*Premiere Global Services, Inc.	623,226	4,655,498
*Purple Communications, Inc.	117	197
*Shenandoah Telecommunications Co.	70,921	1,183,671
*SureWest Communications	128,867	1,136,607
#*Terrestar Corp.	399	511
*USA Mobility, Inc.	70,682	770,434
*Virgin Mobile USA, Inc.	167,800	671,200
Warwick Valley Telephone Co.	42,357	518,026
*Xeta Corp.	85,800	212,355

Total Telecommunication Services		34,241,370

Utilities — (1.4%)
*AMEN Properties, Inc.	12,375	37,125
American States Water Co.	165,279	5,478,999
Artesian Resources Corp.	10,927	177,127
#*Cadiz, Inc.	31,540	337,163
Central Vermont Public Service Corp.	124,300	2,410,177
CH Energy Group, Inc.	129,508	5,362,926
Chesapeake Utilities Corp.	81,482	2,581,343
Connecticut Water Services, Inc.	85,488	1,906,382
Delta Natural Gas Co., Inc.	20,000	547,600
Empire District Electric Co.	300,150	5,420,709
Energy, Inc.	17,912	159,059
*Environmental Power Corp.	95,593	36,325
Maine & Maritimes Corp.	22,266	807,142
#MGE Energy, Inc.	197,335	6,910,672
Middlesex Water Co.	115,548	1,778,284
Pennichuck Corp.	1,778	40,307
*Renegy Holdings, Inc.	8,358	10,865
RGC Resources, Inc.	4,698	132,484
#SJW Corp.	176,422	3,840,707
Southwest Water Co.	238,602	1,329,013
#UIL Holdings Corp.	188,281	4,835,056
#Unitil Corp.	89,622	1,854,279

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
York Water Co	27,301	$381,941

Total Utilities		46,375,685

TOTAL COMMON STOCKS		2,801,251,380

RIGHTS/WARRANTS — (0.0%)
*Caliper Life Sciences, Inc. Warrants 08/10/11	112	17
•*Contra Phramacopeia, Inc. Rights 12/31/11	90,551	—
•*DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
•*Enterprise Bancorp, Inc. Rights 11/19/09	23,669	—
•*Lantronix, Inc. Warrants	65	—
•*Mossimo, Inc. Contingent Rights	149,150	—
•*Tengasco, Inc. Warrants	2,306	—
*Valley National Bancorp Warrants 06/30/15	974	2,192
•*Waccamaw Bankshares, Inc. Rights 11/20/09	514	—

TOTAL RIGHTS/WARRANTS		2,209

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	9,293,471	9,293,471

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.0%)
§@DFA Short Term Investment Fund LP	456,745,018	456,745,018
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $4,256,128 FHLMC 5.793%(r), 01/01/37, valued at $2,390,919) to be repurchased at $2,321,295	$2,321	2,321,280

TOTAL SECURITIES LENDING COLLATERAL		459,066,298

TOTAL INVESTMENTS — (100.0%) (Cost $3,473,226,895)		$3,269,613,358

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (73.6%)
Real Estate Investment Trusts — (73.6%)
Acadia Realty Trust	387,346	$6,158,801
Agree Realty Corp.	84,300	1,966,719
#Alexander’s, Inc.	55,500	14,703,060
#Alexandria Real Estate Equities, Inc.	419,576	22,728,432
#AMB Property Corp.	1,436,481	31,573,852
American Campus Communites, Inc.	508,012	13,726,484
•#*AmeriVest Properties, Inc.	188,600	75,440
#Apartment Investment & Management Co. Class A	1,251,241	15,452,826
#*Ashford Hospitality Trust	1,139,957	4,377,435
Associated Estates Realty Corp.	177,618	1,619,876
#AvalonBay Communities, Inc.	828,309	56,971,093
BioMed Realty Trust, Inc.	955,828	12,970,586
#Boston Properties, Inc.	1,347,700	81,899,729
#Brandywine Realty Trust	1,250,509	11,954,866
#BRE Properties, Inc. Class A	548,615	14,938,786
#Camden Property Trust	635,103	23,022,484
CBL & Associates Properties, Inc.	1,282,719	10,466,987
Cedar Shopping Centers, Inc.	460,256	2,793,754
Cogdell Spencer, Inc.	295,508	1,371,157
#Colonial Properties Trust	511,801	5,389,265
#Corporate Office Properties Trust	570,400	18,931,576
#Cousins Properties, Inc.	587,513	4,300,595
#DCT Industrial Trust, Inc.	1,981,948	8,978,224
#Developers Diversified Realty Corp.	1,727,951	14,843,099
#*DiamondRock Hospitality Co.,	1,080,017	8,218,929
#Digital Realty Trust, Inc.	798,117	36,019,020
#Douglas Emmett, Inc.	1,309,963	15,457,563
#Duke Realty Corp.	2,172,470	24,418,563
*DuPont Fabros Technology, Inc.	461,846	6,964,638
EastGroup Properties, Inc.	264,763	9,745,926
#Education Realty Trust, Inc.	343,113	1,718,996
#Entertainment Properties Trust	370,912	12,618,426
#Equity Lifestyle Properties, Inc.	298,926	13,885,113
#Equity One, Inc.	849,219	12,670,347
#Equity Residential	2,734,906	78,984,085
#Essex Property Trust, Inc.	283,571	21,318,868
Extra Space Storage, Inc.	929,394	8,894,301
#Federal Realty Investment Trust	631,358	37,269,063
FelCor Lodging Trust, Inc.	586,701	1,848,108
First Industrial Realty Trust, Inc.	562,720	2,447,832
#First Potomac Realty Trust	306,669	3,480,693
Glimcher Realty Trust	442,744	1,195,409
*Golf Trust of America, Inc.	67,000	134,000
#HCP, Inc.	2,837,822	83,971,153
#Health Care REIT, Inc.	1,174,673	52,120,241
#Healthcare Realty Trust, Inc.	635,960	13,247,047
Hersha Hospitality Trust	495,993	1,269,742
#Highwood Properties, Inc.	695,760	19,147,315
*HMG Courtland Properties, Inc.	2,600	11,271
#Home Properties, Inc.	352,370	13,805,857
#Hospitality Properties Trust	1,194,605	23,067,823
#Host Marriott Corp.	5,857,767	59,222,024
#HRPT Properties Trust	2,385,161	16,767,682
#Inland Real Estate Corp.	827,162	7,097,050
#Kilroy Realty Corp.	423,475	11,696,380
#Kimco Realty Corp.	3,650,770	46,145,733
Kite Realty Group Trust	552,785	2,050,832
Lasalle Hotel Properties	616,485	10,578,883

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (Continued)
#Lexington Realty Trust	1,149,889	$4,818,035
#Liberty Property Trust	1,082,967	31,806,741
#Macerich Co. (The)	864,550	25,763,590
Mack-Cali Realty Corp.	779,841	24,136,079
#*Maguire Properties, Inc.	492,100	866,096
#*Maxus Realty Trust, Inc.	6,885	50,295
Medical Properties Trust, Inc.	822,975	6,583,800
#MHI Hospitality Corp.	83,566	148,747
#Mid-America Apartment Communities, Inc.	302,710	13,264,752
Mission West Properties, Inc.	213,009	1,416,510
Monmouth Real Estate Investment Corp. Class A	283,449	1,924,619
#National Retail Properties, Inc.	857,504	16,618,428
Nationwide Health Properties, Inc.	1,090,924	35,182,299
#Omega Healthcare Investors, Inc.	882,824	13,383,612
One Liberty Properties, Inc.	121,724	1,018,832
#Parkway Properties, Inc.	211,456	3,732,198
#Pennsylvania REIT	421,803	3,091,816
Post Properties, Inc.	473,066	7,800,858
#ProLogis	4,295,149	48,664,038
#PS Business Parks, Inc.	233,113	11,415,544
#Public Storage	1,703,066	125,345,658
Ramco-Gershenson Properties Trust	236,606	2,091,597
#Realty Income Corp.	1,118,748	25,932,579
#Regency Centers Corp.	788,282	26,446,861
Roberts Realty Investors, Inc.	47,739	64,925
#Saul Centers, Inc.	191,555	5,892,232
#Senior Housing Properties Trust	1,265,132	24,391,745
#Simon Property Group, Inc.	2,747,056	186,497,632
#SL Green Realty Corp.	761,883	29,530,585
Sovran Self Storage, Inc.	246,065	7,406,557
#*Strategic Hotel Capital, Inc.	731,022	1,293,909
#Sun Communities, Inc.	196,967	3,435,104
Sunstone Hotel Investors, Inc.	734,587	5,546,132
Supertel Hospitality, Inc.	196,477	369,377
#Tanger Factory Outlet Centers, Inc.	368,951	14,045,965
#Taubman Centers, Inc.	565,761	17,261,368
#UDR, Inc.	1,491,932	21,453,982
UMH Properties, Inc.	111,988	844,390
Universal Health Realty Income Trust	126,891	4,028,789
Urstadt Biddle Properties, Inc.	83,090	1,188,187
Urstadt Biddle Properties, Inc. Class A	195,238	2,883,665
U-Store-It Trust.	701,357	3,997,735
#Ventas, Inc.	1,545,828	62,034,078
#Vornado Realty Trust	1,740,706	103,676,449
#Washington REIT	570,272	15,226,262
#Weingarten Realty Investors	1,161,941	21,495,908
Winthrop Realty Trust	168,333	1,508,264

TOTAL COMMON STOCKS		2,004,280,863

RIGHTS/WARRANTS — (0.0%)
•*MHI Hospitality Corp. Rights	83,566	—
•*Winthrop Realty Rights 11/19/09	48,095	—

TOTAL RIGHTS/WARRANTS		—

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $18,765,000 FNMA 6.50%, 06/25/39, valued at $20,195,831) to be repurchased at $19,896,315	$19,896	$19,896,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (25.7%)
§@DFA Short Term Investment Fund LP	696,103,948	696,103,948
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $4,743,207 FHLMC 5.945%, 07/01/37, valued at $3,643,889) to be repurchased at $3,537,780	$3,538	3,537,756

TOTAL SECURITIES LENDING COLLATERAL		699,641,704

TOTAL INVESTMENTS — (100.0%) (Cost $3,104,327,377)		$2,723,818,567

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (84.9%)
AUSTRALIA — (6.4%)
AGL Energy, Ltd.	64,929	$804,805
*Alumina, Ltd.	242,627	356,052
Amcor, Ltd.	157,206	809,535
#Amcor, Ltd. Sponsored ADR	1,068	21,755
#AMP, Ltd.	257,089	1,354,625
Aristocrat Leisure, Ltd.	37,760	150,745
*Arrow Energy, Ltd.	76,547	276,642
ASX, Ltd.	22,808	687,584
Australia & New Zealand Banking Group, Ltd.	313,082	6,385,657
AXA Asia Pacific Holdings, Ltd.	123,474	462,203
Bank of Queensland, Ltd.	24,963	273,270
#Bendigo Bank, Ltd.	38,721	313,803
BHP Billiton, Ltd.	297,885	9,769,625
#BHP Billiton, Ltd. Sponsored ADR	68,100	4,465,998
Billabong International, Ltd.	22,580	208,925
BlueScope Steel, Ltd.	226,454	600,137
#Boral, Ltd.	78,506	400,436
Brambles, Ltd.	182,332	1,149,489
#*Caltex Australia, Ltd.	21,604	195,875
Coca-Cola Amatil, Ltd.	57,468	546,365
#Cochlear, Ltd.	8,260	473,328
Commonwealth Bank of Australia	205,240	9,484,434
Computershare, Ltd.	65,050	631,533
Consolidated Media Holdings, Ltd.	75,939	205,959
Crown, Ltd.	52,574	382,690
CSL, Ltd.	83,884	2,355,264
CSR, Ltd. (6238645)	148,439	252,467
CSR, Ltd. (B58VXV1)	25,977	45,012
David Jones, Ltd.	42,518	201,430
#Downer EDI, Ltd.	42,745	325,392
#Fairfax Media, Ltd.	301,486	427,253
*Fortescue Metals Group, Ltd.	161,514	540,788
Foster’s Group, Ltd.	275,027	1,348,810
Goodman Fielder, Ltd.	203,029	291,236
Harvey Norman Holdings, Ltd.	70,202	248,706
*Iluka Resources, Ltd.	62,522	193,695
*Incitec Pivot, Ltd.	186,023	433,930
Insurance Australia Group, Ltd.	269,371	906,134
*James Hardie Industries NV	43,241	274,059
*James Hardie Industries NV Sponsored ADR	500	15,590
Leighton Holdings, Ltd.	20,250	643,054
Lend Lease Corp., Ltd.	43,852	363,494
*Lihir Gold, Ltd.	237,027	648,307
#Macquarie Group, Ltd.	44,248	1,937,874
Macquarie Infrastructure Group	104,849	134,174
MAP Group, Ltd. (6543628)	80,704	205,284
*MAP Group, Ltd. (B4VSBX0)	7,336	18,952
Metcash, Ltd.	112,673	473,719
Mirvac Group	210,535	275,657
National Australia Bank, Ltd.	269,835	7,129,483
New Hope Corp., Ltd.	9,661	36,031
Newcrest Mining, Ltd.	66,141	1,901,202
*Nufarm, Ltd.	17,002	173,786
Oil Search, Ltd.	145,421	754,204
OneSteel, Ltd.	177,968	483,174
Orica, Ltd.	46,434	984,997
Origin Energy, Ltd.	122,544	1,757,138
*OZ Minerals, Ltd.	255,402	267,066

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Paladin Energy, Ltd.	89,056	$322,195
#Perpetual Trustees Australia, Ltd.	3,930	130,961
Primary Health Care, Ltd.	37,482	203,894
Qantas Airways, Ltd.	154,865	385,071
QBE Insurance Group, Ltd.	138,957	2,798,426
#Ramsay Health Care, Ltd.	18,451	174,530
#Reece Australia, Ltd.	7,063	155,326
Rio Tinto, Ltd.	82,380	4,566,385
#Santos, Ltd.	100,573	1,340,620
#Sims Metal Management, Ltd.	20,457	360,662
Sonic Healthcare, Ltd.	42,748	533,690
SP Ausnet, Ltd.	226,357	177,883
Suncorp-Metway, Ltd.	123,155	963,302
TABCORP Holdings, Ltd.	73,932	471,617
Tatts Group, Ltd.	116,126	257,128
Telstra Corp., Ltd.	543,075	1,613,813
#Toll Holdings, Ltd.	89,119	675,534
#Transurban Group, Ltd.	172,147	698,455
United Group, Ltd.	25,177	302,809
Washington H. Soul Pattinson & co., Ltd.	18,899	226,217
Wesfarmers, Ltd. (6948836)	127,910	3,191,772
Wesfarmers, Ltd. (B291502)	19,314	483,904
Westpac Banking Corp.	303,665	7,097,436
#Westpac Banking Corp. Sponsored ADR	14,460	1,695,001
#Woodside Petroleum, Ltd.	61,201	2,567,105
Woolworths, Ltd.	168,149	4,303,921
WorleyParsons, Ltd.	17,003	392,269

TOTAL AUSTRALIA		102,548,758

AUSTRIA — (0.3%)
#Erste Group Bank AG	26,189	1,052,875
EVN AG	570	10,774
#Oesterreichischen Elektrizitaetswirtschafts AG	5,382	241,605
OMV AG	22,582	930,578
Raiffeisen International Bank-Holding AG	7,534	441,805
Telekom Austria AG	44,191	723,894
Telekom Austria AG ADR	2,400	78,240
#Vienna Insurance Group AG	4,884	275,195
Voestalpine AG	17,501	598,429

TOTAL AUSTRIA		4,353,395

BELGIUM — (0.6%)
Anheuser-Busch InBev NV	80,829	3,794,936
#Belgacom SA	20,072	751,770
#Colruyt SA	1,997	475,205
#Delhaize Group SA	4,608	313,030
Delhaize Group SA Sponsored ADR	5,300	359,340
*Dexia SA	58,806	488,793
*Fortis SA	216,162	934,582
*KBC Groep NV	16,450	704,173
Mobistar SA	3,728	256,105
Solvay SA	6,217	610,492
#UCB SA	11,900	508,017
#Umicore SA	13,097	397,800

TOTAL BELGIUM		9,594,243

CANADA — (7.3%)
Agnico Eagle Mines, Ltd.	20,450	1,088,600
Agrium, Inc.	21,600	1,004,893
Alimentation Couche-Taro, Inc. Class B	14,900	261,495

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Astral Media, Inc. Class A	6,100	$180,624
#Bank of Montreal	73,296	3,390,969
Bank of Nova Scotia	131,127	5,483,570
Barrick Gold Corp.	117,500	4,230,673
BCE, Inc.	33,950	812,315
#Biovail Corp.	17,900	241,523
Bombardier, Inc. Class B	200,700	814,263
#Brookfield Asset Management, Inc. Series A	57,574	1,215,277
Brookfield Properties Corp.	20,137	209,363
CAE, Inc.	39,436	307,237
Cameco Corp.	47,800	1,332,330
Canadian Imperial Bank of Commerce	53,025	3,038,261
Canadian National Railway Co.	62,100	3,001,553
Canadian National Resources, Ltd.	72,000	4,672,464
Canadian Pacific Railway, Ltd.	21,400	927,554
#Canadian Tire Corp. Class A	10,200	515,538
Canadian Utilities, Ltd. Class A	6,900	245,698
*CGI Group, Inc.	43,400	530,242
#Crescent Point Energy Corp.	16,400	557,756
*Eldorado Gold Corp.	52,900	589,598
Emera, Inc.	4,200	85,510
Empire Co., Ltd. Class A	2,600	103,298
Enbridge, Inc.	44,705	1,738,952
EnCana Corp.	98,862	5,481,928
Ensign Energy Services, Inc.	13,500	193,632
Fairfax Financial Holdings, Inc.	2,600	930,070
Finning International, Inc.	22,100	325,970
First Quantum Minerals, Ltd.	10,200	697,753
#Fortis, Inc.	19,100	446,587
Franco-Nevada Corp.	5,250	130,516
George Weston, Ltd.	6,700	341,548
Gerdau Ameristeel Corp.	21,800	148,282
Goldcorp, Inc.	100,520	3,695,472
Great West Lifeco, Inc.	38,000	832,309
Husky Energy, Inc.	33,800	890,255
IAMGOLD Corp.	36,600	485,384
IGM Financial, Inc.	16,400	584,280
Imperial Oil, Ltd.	40,627	1,528,135
Industrial Alliance Insurance & Financial Services, Inc.	11,000	282,408
Inmet Mining Corp.	5,600	296,755
Intact Financial Corp.	10,400	316,215
*Ivanhoe Mines, Ltd.	28,900	311,422
Jean Coutu Group (PJC), Inc. Class A (The)	16,500	134,495
Kinross Gold Corp.	85,312	1,584,743
Loblaw Cos., Ltd.	13,600	375,302
Magna International, Inc. Class A	12,680	500,497
Manitoba Telecom Services, Inc.	2,400	69,668
#Manulife Financial Corp.	214,490	4,023,979
Metro, Inc. Class A	12,400	386,766
National Bank of Canada	22,600	1,177,777
Nexen, Inc.	66,362	1,427,760
Niko Resources, Ltd.	5,400	437,170
Onex Corp.	11,800	266,197
*Open Text Corp.	6,300	235,220
*Pan Amer Silver Corp.	6,300	133,272
#*Petrobank Energy & Resources, Ltd.	11,900	520,628
Potash Corp. of Saskatchewan, Inc.	39,600	3,693,023
#*Research In Motion, Ltd.	67,100	3,957,601
#Ritchie Brothers Auctioneers, Inc.	15,800	347,964
Rogers Communications, Inc. Class B	66,700	1,957,142
#Royal Bank of Canada	194,768	9,863,949

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Saputo, Inc.	18,000	$432,013
Shaw Communictions, Inc. Class B	47,300	841,481
Shoppers Drug Mart Corp.	26,200	1,040,930
*Silver Wheaton Corp.	33,400	419,796
*Sino-Forest Corp.	28,500	401,141
SNC-Lavalin Group, Inc.	18,400	743,958
Sun Life Financial, Inc.	75,100	2,077,300
Suncor Energy, Inc.	211,107	7,007,960
Talisman Energy, Inc.	140,700	2,400,372
*Teck Resources, Ltd. Class B	62,534	1,815,252
Telus Corp.	7,317	229,846
#Thomson Reuters Corp.	43,302	1,377,436
*Thomson Reuters Corp. ADR	1,728	54,691
*Tim Hortons, Inc.	25,200	721,264
#TMX Group, Inc.	8,000	214,408
#Toronto Dominion Bank	115,015	6,556,190
#TransAlta Corp.	28,300	528,050
TransCanada Corp.	84,230	2,581,273
*Viterra, Inc.	33,700	320,789
Yamana Gold, Inc.	85,244	904,395

TOTAL CANADA		116,260,175

DENMARK — (0.8%)
A.P. Moller - Maersk A.S.	162	1,106,142
Carlsberg A.S. Series B	9,026	632,810
#Coloplast A.S.	3,540	289,044
Danisco A.S.	6,350	396,004
*Danske Bank A.S.	57,928	1,330,409
#*DSV A.S.	26,800	416,554
#FLSmidth & Co. A.S.	6,800	359,737
H. Lundbeck A.S.	9,602	185,970
*Jyske Bank A.S.	7,260	270,973
Novo-Nordisk A.S. Series B	39,271	2,439,759
#Novo-Nordisk A.S. Sponsored ADR	24,481	1,521,494
#Novozymes A.S. Series B	7,138	652,929
#Rockwool International A.S.	1,000	84,581
*Topdanmark A.S.	1,934	278,861
Trygvesta A.S.	3,500	252,193
*Vestas Wind Systems A.S.	26,458	1,855,672
#*William Demant Holding A.S.	3,260	231,798

TOTAL DENMARK		12,304,930

FINLAND — (0.8%)
Elisa Oyj	17,663	342,065
#Fortum Oyj	54,635	1,293,146
Kesko Oyj	6,900	229,626
Kone Oyj Series B	19,500	728,050
#Neste Oil Oyj	16,387	289,836
Nokia Oyj	280,768	3,546,443
#Nokia Oyj Sponsored ADR	178,400	2,249,624
#Rautaruukki Oyj Series K	11,482	234,050
Sampo Oyj	51,453	1,231,541
#Sanoma Oyj	11,666	215,354
Stora Enso Oyj Series R	55,325	418,754
Stora Enso Oyj Sponsored ADR	12,000	90,480
#UPM-Kymmene Oyj	52,424	629,161
UPM-Kymmene Oyj Sponsored ADR	13,000	155,090
#Wartsila Corp. Oyj Series B	10,076	364,758

TOTAL FINLAND		12,017,978

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (7.9%)
Accor SA	21,249	$1,017,614
#Aeroports de Paris SA	4,190	318,040
*Air France-KLM SA	17,200	263,708
#Air Liquide SA	35,151	3,785,786
#*Alcatel-Lucent SA	149,849	561,176
*Alcatel-Lucent SA Sponsored ADR	128,100	472,689
Alstom SA	27,933	1,935,423
AXA SA	139,820	3,477,345
#AXA SA Sponsored ADR	77,200	1,914,560
bioMerieux SA	1,600	177,590
BNP Paribas SA	125,043	9,420,006
Bouygues SA	30,658	1,443,753
Bureau Veritas SA	4,248	233,901
Capgemini SA	16,153	748,311
Carrefour SA	84,390	3,622,244
#Casino Guichard Perrachon SA	5,140	408,432
Christian Dior SA	8,805	878,104
#Cie Generale D’Optique Essilor Intenational SA	27,212	1,523,631
Ciments Francais SA	1,006	109,633
CNP Assurances SA	4,684	452,626
#Compagnie de Saint-Gobain SA	44,551	2,170,958
Compagnie Generale des Establissements Michelin SA Series B	18,567	1,375,387
Credit Agricole SA	134,392	2,574,300
Danone SA	46,697	2,805,287
#Dassault Systemes SA	7,901	455,958
#EDF Energies Nouvelles SA	2,889	154,214
Eiffage SA	4,864	264,966
Electricite de France SA	28,916	1,611,650
#Eramet SA	676	210,510
Euler Hermes SA	1,874	148,771
#European Aeronautic Defence & Space Co. EADS NV	48,129	901,239
Eutelsat Communications SA	12,391	393,844
France Telecom SA	214,253	5,308,922
#France Telecom SA Sponsored ADR	32,000	807,040
#*GDF Suez (B0C2CQ3)	152,694	6,383,743
*GDF Suez (B3B9KQ2)	11,445	17
Groupe Danone SA	13,800	165,600
#Hermes International SA	7,596	1,056,344
#Iliad SA	2,602	281,742
Imerys SA	4,857	266,224
Ipsen SA	2,070	105,470
#*JC Decaux SA	9,323	188,495
#Lafarge SA	22,041	1,789,063
Lafarge SA Sponsored ADR	1,800	36,540
Lagardere SCA	13,769	622,075
#Legrand SA	12,650	343,153
#L’Oreal SA	32,097	3,281,805
#LVMH Moet Hennessy Louis Vuitton SA	33,570	3,476,212
M6 Metropole Television SA	10,023	241,424
*Natixis SA	158,979	893,071
#Neopost SA	3,543	310,062
#PagesJaunes SA	14,300	175,217
#Pernod-Ricard SA	21,265	1,771,525
*Peugeot SA	17,625	574,119
PPR SA	11,417	1,244,262
#Publicis Groupe SA	13,738	522,009
Publicis Groupe SA ADR	1,700	64,753
#*Renault SA	23,001	1,029,312
Safran SA	29,773	480,321
Sanofi - Aventis SA	101,521	7,441,704
Sanofi - Aventis SA ADR	79,112	2,920,815

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Schneider Electric SA	29,964	$3,115,920
SCOR SE	25,259	642,864
SES SA	38,255	828,900
Societe Generale Paris SA	72,629	4,824,004
#Societe Television Francaise 1 SA	17,323	271,984
#Sodexo SA	11,071	632,228
STMicroelectronics NV	77,937	625,464
Suez Environnement SA	31,629	702,876
Technip SA	8,170	512,570
Technip SA ADR	3,600	228,060
Thales SA	11,749	569,268
#Total SA	177,977	10,650,191
#Total SA Sponsored ADR	81,800	4,913,726
Vallourec SA	6,773	1,066,399
#Veolia Environnement SA	38,491	1,257,478
Veolia Environnement SA ADR	9,000	293,580
#Vinci SA	57,330	2,991,939
Vivendi SA	157,649	4,373,550

TOTAL FRANCE		126,113,696

GERMANY — (5.8%)
#Adidas-Salomon AG	25,933	1,200,711
Allianz SE	33,807	3,872,603
Allianz SE Sponsored ADR	250,286	2,840,746
BASF AG	108,701	5,850,644
BASF AG Sponsored ADR	8,200	439,520
Bayer AG	69,313	4,790,634
Bayer AG Sponsored ADR	34,500	2,387,400
#Bayerische Motoren Werke AG	44,308	2,167,474
#Beiersdorf AG	12,310	752,846
#Celesio AG	10,564	261,131
#*Commerzbank AG	86,749	904,149
#Daimler AG (5529027)	66,702	3,222,775
Daimler AG (D1668R123)	48,950	2,360,858
Deutsche Bank AG	71,578	5,127,132
#Deutsche Boerse AG	23,498	1,904,201
Deutsche Lufthansa AG	27,987	432,161
Deutsche Post AG	102,318	1,730,954
#*Deutsche Postbank AG	9,435	292,450
Deutsche Telekom AG	307,438	4,185,430
Deutsche Telekom AG Sponsored ADR	63,200	855,728
E.ON AG	177,264	6,772,790
E.ON AG Sponsored ADR	53,950	2,071,680
Fraport AG	4,355	205,040
#Fresenius Medical Care AG & Co. KGaA	19,029	920,421
#Fresenius Medical Care AG & Co. KGaA ADR	3,500	169,260
Fresenius SE (4352097)	3,616	180,139
#Fresenius SE (4568946)	9,056	526,108
GEA Group AG	16,754	316,652
Generali Deutschland Holding AG	3,590	337,724
#*Hannover Rueckversicherung AG	6,506	295,027
Heidelberger Zement AG	1,800	107,270
Henkel AG & Co. KGaA	13,753	531,442
Hochtief AG	4,393	328,569
#K&S AG	20,394	1,113,238
Linde AG	17,271	1,795,441
#MAN SE	12,200	993,323
Merck KGaA	8,534	803,398
#Metro AG	12,671	698,447
Munchener Rueckversicherungs-Gesellschaft AG	25,708	4,067,336
Porsche Automobil Holding SE	11,011	842,255

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Puma AG Rudolf Dassler Sport	790	$241,792
#*QIAGEN NV	22,830	474,105
Rhoen-Klinikum AG	11,667	281,901
RWE AG	53,241	4,654,272
*Salzgitter AG	4,061	365,442
SAP AG	76,884	3,480,774
#SAP AG Sponsored ADR	29,700	1,344,519
#Siemens AG	48,396	4,357,743
#Siemens AG Sponsored ADR	61,550	5,540,731
Suedzucker AG	7,095	146,657
#ThyssenKrupp AG	41,618	1,337,528
#Volkswagen AG	11,739	1,898,645
#Wacker Chemie AG	1,969	281,852

TOTAL GERMANY		93,061,068

GREECE — (0.4%)
*Alpha Bank A.E.	49,027	945,241
Coca-Cola Hellenic Bottling Co. S.A.	21,709	565,797
*EFG Eurobank Ergasias S.A.	41,007	649,567
Hellenic Petroleum S.A.	15,660	189,821
Hellenic Telecommunication Organization Co. S.A.	24,832	417,694
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	159,424
Marfin Investment Group S.A.	50,146	199,802
*National Bank of Greece S.A.	42,777	1,563,941
National Bank of Greece S.A. ADR	100,760	732,525
OPAP S.A.	31,172	793,475
*Piraeus Bank S.A.	41,953	723,292
*Public Power Corp. S.A.	11,935	243,439

TOTAL GREECE		7,184,018

HONG KONG — (1.8%)
ASM Pacific Technology, Ltd.	17,000	132,160
Bank of East Asia, Ltd.	192,455	675,106
BOC Hong Kong (Holdings), Ltd.	464,000	1,065,732
*Cathay Pacific Airways, Ltd.	128,000	207,395
Cheung Kong Holdings, Ltd.	185,600	2,367,247
Cheung Kong Infrastructure Holdings, Ltd.	50,000	176,819
CLP Holdings, Ltd.	239,900	1,604,732
Esprit Holdings, Ltd.	160,541	1,069,729
#First Pacific Co., Ltd.	202,000	118,771
*Foxconn International Holdings, Ltd.	318,000	279,292
Great Eagle Holdings, Ltd.	27,337	71,415
Hang Lung Group, Ltd.	113,000	572,157
Hang Lung Properties, Ltd.	255,000	962,077
Hang Seng Bank, Ltd.	110,100	1,552,605
Henderson Land Development Co., Ltd.	157,632	1,115,408
Hong Kong & China Gas Co., Ltd.	561,970	1,362,117
Hong Kong & Shanghai Hotels, Ltd.	69,025	98,784
Hong Kong Electric Holdings, Ltd.	202,707	1,081,446
Hong Kong Exchanges & Clearing, Ltd.	119,200	2,095,229
Hopewell Holdings, Ltd.	83,000	263,751
Hutchison Whampoa, Ltd.	281,500	1,975,816
Hysan Development Co., Ltd.	57,360	168,308
Industrial & Commercial Bank of China (Asia), Ltd.	26,132	60,701
Kerry Properties, Ltd.	78,893	441,380
Li & Fung, Ltd.	332,000	1,393,365
Lifestyle International Holdings, Ltd.	80,500	129,569
#*Mongolia Energy Corp., Ltd.	223,000	94,844
MTR Corp., Ltd.	178,625	634,933
New World Development Co., Ltd.	325,504	699,806
NWS Holdings, Ltd.	104,587	197,793

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Pacific Basin Shipping, Ltd.	172,000	$126,617
PCCW, Ltd.	439,265	107,887
Shangri-La Asia, Ltd.	176,913	338,482
Sino Land Co., Ltd.	189,363	362,554
Sun Hung Kai Properties, Ltd.	173,706	2,622,939
Television Broadcasts, Ltd.	25,000	117,829
Vtech Holdings, Ltd.	15,000	125,013
Wharf Holdings, Ltd.	165,609	897,944
Wheelock & Co., Ltd.	106,000	341,904
Wing Hang Bank, Ltd.	20,000	193,908
Yue Yuen Industrial (Holdings), Ltd.	78,500	218,242

TOTAL HONG KONG		28,121,806

IRELAND — (0.2%)
CRH P.L.C.	33,809	828,874
#CRH P.L.C. Sponsored ADR	48,247	1,193,148
*Elan Corp. P.L.C.	22,589	120,007
*Elan Corp. P.L.C. Sponsored ADR	39,700	216,365
Kerry Group P.L.C.	17,907	530,290
*Ryanair Holdings P.L.C.	33,520	146,347

TOTAL IRELAND		3,035,031

ITALY — (2.7%)
A2A SpA	171,389	315,951
ACEA SpA	11,304	132,236
Assicurazioni Generali SpA	154,731	3,896,019
Atlantia SpA	30,212	714,408
Banca Carige SpA	106,224	299,450
Banca Monte Dei Paschi di Siena SpA	319,433	606,953
Banca Popolare di Milano Scarl	41,017	305,181
*Banco Popolare Scarl	89,713	779,350
Buzzi Unicem SpA	7,970	133,713
#Enel SpA	877,202	5,219,618
Eni SpA	241,210	5,973,993
Eni SpA Sponsored ADR	51,100	2,533,538
#*Fiat SpA	75,854	1,129,295
#*Fiat SpA Sponsored ADR	7,000	104,720
Finmeccanica SpA	48,370	811,671
Fondiaria - SAI SpA	7,144	130,205
Hera SpA	76,919	170,076
*Intesa Sanpaolo SpA	965,930	4,065,096
#*Intesa Sanpaolo SpA Sponsored ADR	13,601	344,105
Italcementi SpA	8,940	128,684
Lottomatica SpA	6,664	141,990
*Luxottica Group SpA	18,425	448,499
Mediaset SpA	99,784	647,964
Mediobanca SpA	67,367	859,304
#Mediolanum SpA	44,701	283,688
Parmalat SpA	180,290	499,676
Saipem SpA	32,896	970,592
Saras SpA	38,600	125,334
Snam Rete Gas SpA	185,432	899,384
Telecom Italia SpA	618,511	982,587
Telecom Italia SpA Sponsored ADR	80,065	1,269,831
#Tenaris SA ADR	24,750	881,595
Terna SpA	169,541	672,194
*UniCredito SpA	1,875,900	6,284,651
#Unione di Banche Italiane ScpA	77,200	1,102,714
#*Unipol Gruppo Finanziario SpA	87,290	126,562

TOTAL ITALY		43,990,827

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (17.3%)
#77 Bank, Ltd. (The)	44,000	$253,220
Advantest Corp.	9,840	217,331
#Advantest Corp. ADR	10,000	221,100
#*AEON Co., Ltd.	82,600	736,744
Aeon Mall Co., Ltd.	8,680	181,883
Aioi Insurance Co., Ltd.	58,000	255,338
Air Water, Inc.	20,000	235,736
Aisin Seiki Co., Ltd.	24,700	628,012
Ajinomoto Co., Inc.	84,000	788,393
Alfresa Holdings Corp.	4,200	181,589
All Nippon Airways Co., Ltd.	79,000	220,422
Amada Co., Ltd.	41,000	250,830
Aoyama Trading Co., Ltd.	5,500	88,140
*Aozora Bank, Ltd.	85,000	100,500
Asahi Breweries, Ltd.	49,400	873,326
Asahi Glass Co., Ltd.	133,000	1,120,501
Asahi Kasei Corp.	154,000	763,087
#Asatsu-DK, Inc.	2,700	53,246
#Asics Corp.	23,000	205,019
Astellas Pharma, Inc.	57,955	2,134,127
Awa Bank, Ltd. (The)	18,000	93,780
Bank of Iwate, Ltd. (The)	1,500	88,873
Bank of Kyoto, Ltd. (The)	41,000	372,047
Bank of Nagoya, Ltd. (The)	15,000	59,249
Bank of Yokohama, Ltd.	201,000	986,998
Benesse Holdings, Inc.	9,700	427,703
Bridgestone Corp.	88,200	1,454,481
Brother Industries, Ltd.	31,000	352,955
Canon Marketing Japan, Inc.	7,000	113,410
Canon, Inc.	92,700	3,495,054
Canon, Inc. Sponsored ADR	53,850	2,027,991
Capcom Co., Ltd.	6,900	115,974
#Casio Computer Co., Ltd.	29,000	212,799
Central Japan Railway Co.	231	1,538,985
Chiba Bank, Ltd. (The)	102,000	629,024
Chiyoda Corp.	23,000	167,352
Chubu Electric Power Co., Ltd.	94,500	2,109,816
Chugai Pharmaceutical Co., Ltd.	28,100	549,730
Chugoku Bank, Ltd. (The)	19,000	256,557
#Chugoku Electric Power Co., Ltd. (The)	43,200	874,258
Chuo Mitsui Trust Holdings, Inc.	149,000	544,137
Circle K Sunkus Co., Ltd.	5,100	70,009
Citizen Holdings Co., Ltd.	45,300	254,894
#Coca-Cola West Co., Ltd.	4,600	85,447
Comsys Holdings Corp.	11,000	108,716
Cosmo Oil Co., Ltd.	74,000	194,389
#Credit Saison Co., Ltd.	20,700	231,405
Dai Nippon Printing Co., Ltd.	87,000	1,090,058
#Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	239,055
Daicel Chemical Industries, Ltd.	28,000	169,084
#Daido Steel Co., Ltd.	37,000	125,933
Daihatsu Motor Co., Ltd.	21,000	214,835
Daiichi Sankyo Co., Ltd.	98,146	1,917,357
Daikin Industries, Ltd.	33,000	1,118,559
Daishi Bank, Ltd. (The)	28,000	101,998
Daito Trust Construction Co., Ltd.	10,600	440,604
Daiwa House Industry Co., Ltd.	69,000	737,165
Daiwa Securities Co., Ltd.	194,000	1,021,085
#*DeNa Co., Ltd.	43	148,664
Denki Kagaku Kogyo Kabushiki Kaisha	74,000	271,490
Denso Corp.	64,900	1,773,279

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Dentsu, Inc.	25,100	$537,744
DIC Corp.	63,000	103,111
#Disco Corp.	2,600	143,424
#Don Quijote Co., Ltd.	4,200	112,244
Dowa Holdings Co., Ltd.	32,000	186,825
East Japan Railway Co.	47,900	3,067,459
*Ebara Corp.	8,000	35,148
Eisai Co., Ltd.	31,500	1,118,574
Electric Power Development Co., Ltd.	16,900	521,076
*Elpida Memory, Inc.	13,000	169,846
Ezaki Glico Co., Ltd.	10,000	109,042
FamilyMart Co., Ltd.	7,300	217,439
Fanuc, Ltd.	25,100	2,084,836
Fast Retailing Co., Ltd.	6,500	1,069,857
*Fuji Electric Holdings Co., Ltd.	64,000	118,927
*Fuji Heavy Industries, Ltd.	68,000	265,730
FUJIFILM Holdings Corp.	73,600	2,092,395
Fujikura, Ltd.	39,000	188,042
Fujitsu, Ltd.	282,440	1,663,232
Fukuoka Financial Group, Inc.	101,000	369,295
Funai Electric Co., Ltd.	300	13,997
#Furukawa Electric Co., Ltd.	70,000	265,474
Glory, Ltd.	6,200	136,425
#GS Yuasa Corp.	47,000	404,820
Gunma Bank, Ltd. (The)	50,000	260,490
#H2O Retailing Corp.	13,000	79,012
#Hachijuni Bank, Ltd. (The)	50,000	295,806
#Hakuhodo Dy Holdings, Inc.	3,000	150,681
#Hamamatsu Photonics K.K.	9,400	234,177
Hankyu Hanshin Holdings, Inc.	158,000	703,852
Heiwa Corp.	6,700	65,591
Higo Bank, Ltd. (The)	18,000	106,553
Hikari Tsushin, Inc.	3,800	71,290
*Hino Motors, Ltd.	37,000	136,780
Hirose Electric Co., Ltd.	3,700	381,375
Hiroshima Bank, Ltd. (The)	62,000	237,908
Hisamitsu Pharmaceutical Co., Inc.	8,700	299,099
Hitachi Chemical Co., Ltd.	12,500	248,159
#Hitachi Construction Machinery Co., Ltd.	13,100	305,311
Hitachi High-Technologies Corp.	9,300	154,043
Hitachi Koki Co., Ltd.	8,200	90,768
Hitachi Metals, Ltd.	25,000	238,517
#Hitachi Transport System, Ltd.	5,500	72,142
*Hitachi, Ltd.	267,000	862,104
#*Hitachi, Ltd. Sponsored ADR	22,500	722,925
Hokkaido Electric Power Co., Inc.	25,000	481,349
Hokkoku Bank, Ltd. (The)	22,000	86,332
Hokuhoku Financial Group, Inc.	165,000	357,547
#Hokuriku Electric Power Co., Inc.	22,200	506,128
Honda Motor Co., Ltd.	120,200	3,712,579
Honda Motor Co., Ltd. Sponsored ADR	113,125	3,503,481
House Foods Corp.	8,500	135,347
Hoya Corp.	52,800	1,161,984
Hyakugo Bank, Ltd. (The)	19,000	90,863
Hyakujishi Bank, Ltd. (The)	23,000	94,785
Ibiden Co., Ltd.	18,500	662,347
#Idemitsu Kosan Co., Ltd.	3,000	219,999
*IHI Corp.	152,000	289,867
INPEX Corp.	112	914,628
Isetan Mitsukoshi Holdings, Ltd.	41,580	398,496
#*Isuzu Motors, Ltd.	146,000	308,696

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
ITO EN, LTD.	5,600	$94,187
Itochu Corp.	217,000	1,371,610
Itochu Techno-Solutions Corp.	4,200	115,450
Iyo Bank, Ltd. (The)	31,000	279,533
Izumi Co., Ltd.	5,000	60,311
#*J Front Retailing Co., Ltd.	62,800	297,680
*Japan Airlines System Corp.	110,000	142,463
Japan Airport Terminal Co., Ltd.	7,000	97,786
Japan Petroleum Exploration Co., Ltd.	3,200	159,776
#Japan Steel Works, Ltd. (The)	45,000	496,276
Japan Tobacco, Inc.	592	1,660,859
JFE Holdings, Inc.	65,500	2,133,649
JGC Corp.	27,000	516,116
Joyo Bank, Ltd. (The)	91,000	400,332
JS Group Corp.	32,540	531,070
JSR Corp.	22,000	429,075
JTEKT Corp.	24,560	259,448
Juroku Bank, Ltd.	40,000	143,106
#Kagome Co., Ltd.	11,100	211,155
Kagoshima Bank, Ltd. (The)	13,000	95,998
Kajima Corp.	106,000	248,175
Kamigumi Co., Ltd.	30,000	225,348
Kandenko Co., Ltd.	8,000	49,341
Kaneka Corp.	37,000	240,876
Kansai Electric Power Co., Inc.	108,900	2,352,967
Kansai Paint Co., Ltd.	20,000	169,235
Kao Corp.	77,700	1,730,677
#Kawasaki Heavy Industries, Ltd.	180,000	449,782
*Kawasaki Kisen Kaisha, Ltd.	79,000	287,854
KDDI Corp.	385	2,043,381
#Keihan Electric Railway Co., Ltd.	69,000	290,491
#Keihin Electric Express Railway Co., Ltd.	51,000	405,972
#Keio Corp.	68,000	428,168
Keisei Electric Railway Co., Ltd.	39,000	219,289
Keiyo Bank, Ltd. (The)	21,000	100,929
Keyence Corp.	5,392	1,070,445
Kikkoman Corp.	18,000	208,329
Kinden Corp.	14,000	113,701
#Kintetsu Corp.	237,280	843,848
Kirin Holdings Co., Ltd.	103,000	1,681,278
Kobayashi Pharmaceutical Co., Ltd.	2,700	116,203
*Kobe Steel, Ltd.	342,000	621,515
#Koito Manufacturing Co., Ltd.	14,000	200,695
#Komatsu, Ltd.	126,600	2,468,059
Komeri Co., Ltd.	4,000	110,555
Konami Co., Ltd.	8,600	156,470
#Konami Corp. ADR	3,500	64,890
Konica Minolta Holdings, Inc.	62,500	587,108
Kose Corp.	3,690	80,727
Kubota Corp.	107,000	831,473
#Kubota Corp. Sponsored ADR	6,445	247,552
Kuraray Co., Ltd.	44,000	454,230
Kurita Water Industries, Ltd.	13,400	409,823
Kyocera Corp.	15,600	1,308,595
#Kyocera Corp. Sponsored ADR	8,729	728,610
Kyowa Hakko Kirin Co., Ltd.	32,000	369,889
Kyushu Electric Power Co., Inc.	49,800	1,016,819
Lawson, Inc.	9,300	415,777
Leopalace21 Corp.	15,000	81,166
Lion Corp.	19,000	94,743
Mabuchi Motor Co., Ltd.	3,400	162,699

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Makita Corp.	13,000	$430,821
Makita Corp. Sponsored ADR	1,630	55,078
Marubeni Corp.	219,000	1,083,520
#Marui Group Co., Ltd.	35,200	202,204
#Maruichi Steel Tube, Ltd.	4,200	78,377
#Matsui Securities Co., Ltd.	9,700	69,816
#Mazda Motor Corp.	123,000	277,594
Medipal Holdings Corp.	18,600	259,748
*Meiji Holdings Co., Ltd.	7,556	307,749
Minebea Co., Ltd.	45,000	188,611
Miraca Holdings, Inc.	4,500	145,531
Misumi Group, Inc.	10,000	170,662
Mitsubishi Chemical Holdings Corp.	173,990	646,095
Mitsubishi Corp.	179,400	3,803,343
#*Mitsubishi Electric Corp.	256,000	1,947,363
Mitsubishi Estate Co., Ltd.	163,000	2,462,101
*Mitsubishi Gas Chemical Co., Inc.	46,000	212,182
Mitsubishi Heavy Industries, Ltd.	396,000	1,400,288
Mitsubishi Logistics Corp.	14,000	152,319
*Mitsubishi Materials Corp.	155,000	408,718
#*Mitsubishi Motors Corp.	466,000	689,365
Mitsubishi Rayon Co., Ltd.	66,000	227,980
Mitsubishi Tanabe Pharma Corp.	29,000	370,236
#Mitsubishi UFJ Financial Group, Inc.	341,672	1,819,883
Mitsubishi UFJ Financial Group, Inc. ADR	1,013,378	5,381,037
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	59,572
Mitsui & Co., Ltd.	183,000	2,403,330
#*Mitsui & Co., Ltd. Sponsored ADR	2,088	545,615
#Mitsui Chemicals, Inc.	79,000	271,312
#Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	209,737
Mitsui Fudosan Co., Ltd.	115,000	1,860,701
*Mitsui Mining & Smelting Co., Ltd.	60,000	154,606
*Mitsui O.S.K. Lines, Ltd.	149,000	865,167
Mitsui Sumitomo Insurance Group Holdings, Inc.	59,337	1,381,249
Mitsumi Electric Co., Ltd.	11,200	225,929
#Mizuho Financial Group, Inc.	1,204,000	2,374,808
#*Mizuho Financial Group, Inc. ADR	42,225	166,789
Mizuho Securities Co., Ltd.	122,000	421,036
*Mizuho Trust & Banking Co., Ltd.	190,000	181,046
Mochida Pharmaceutical Co., Ltd.	8,000	82,573
Murata Manufacturing Co., Ltd.	28,900	1,410,078
Musashino Bank, Ltd.	5,200	148,632
Nagase & Co., Ltd.	10,000	121,629
Nagoya Railroad Co., Ltd.	103,000	312,831
#Namco Bandai Holdings, Inc.	25,900	264,824
#Nankai Electric Railway Co., Ltd.	90,000	394,627
Nanto Bank, Ltd. (The)	20,000	108,560
#*NEC Corp.	249,546	709,297
NGK Insulators, Ltd.	35,000	785,049
#NGK Spark Plug Co., Ltd.	20,000	226,667
NHK Spring Co., Ltd.	23,000	179,584
Nichirei Corp.	34,000	126,288
Nidec Corp.	8,200	688,812
#Nidec Corp. ADR	23,800	499,324
Nikon Corp.	43,000	801,419
Nintendo Co., Ltd.	13,200	3,310,885
Nippon Electric Glass Co., Ltd.	42,500	457,634
Nippon Express Co., Ltd.	96,000	393,087
Nippon Kayaku Co., Ltd.	19,000	169,977
Nippon Meat Packers, Inc.	24,000	281,396
Nippon Mining Holdings, Inc.	104,500	466,197

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Oil Corp.	171,000	$842,646
Nippon Paper Group, Inc.	13,700	363,565
Nippon Sheet Glass Co., Ltd.	79,000	232,783
Nippon Shokubai Co., Ltd.	12,000	100,857
Nippon Steel Corp.	640,000	2,441,617
Nippon Telegraph & Telephone Corp.	73,400	3,028,658
*Nippon Yusen K.K.	139,000	513,094
#Nipponkoa Insurance Co., Ltd.	88,000	479,128
Nipro Corp.	5,000	107,940
Nishi-Nippon Bank, Ltd.	80,000	197,906
Nishi-Nippon Railroad Co., Ltd.	26,000	98,834
Nissan Chemical Industries, Ltd.	15,000	193,319
*Nissan Motor Co., Ltd.	321,500	2,326,420
Nissan Shatai Co., Ltd.	7,000	59,005
Nissay Dowa General Insurance Co., Ltd.	18,000	79,894
Nissha Printing Co., Ltd.	3,900	185,027
Nisshin Seifun Group, Inc.	24,500	326,823
Nisshin Steel Co., Ltd.	93,000	155,204
Nisshinbo Holdings, Inc.	13,000	127,772
Nissin Foods Holdings Co., Ltd.	10,800	381,109
Nitori Co., Ltd.	5,350	435,091
Nitto Denko Corp.	20,000	603,996
NOK Corp.	15,000	199,024
Nomura Holdings, Inc.	159,300	1,122,782
#Nomura Holdings, Inc. ADR	183,052	1,285,025
Nomura Real Estate Holdings, Inc.	13,600	216,512
#Nomura Research Institute, Ltd.	13,600	294,088
NSK, Ltd.	54,000	313,727
NTN Corp.	54,000	203,900
#NTT Data Corp.	168	483,405
NTT DoCoMo, Inc.	1,973	2,861,370
NTT DoCoMo, Inc. Sponsored ADR	18,766	270,418
Obayashi Corp.	79,000	298,322
#Obic Co., Ltd.	1,000	169,088
#Odakyu Electric Railway Co., Ltd.	79,000	643,518
Ogaki Kyoritsu Bank, Ltd. (The)	26,000	89,075
#Oji Paper Co., Ltd.	107,000	465,639
#Olympus Corp.	30,000	936,396
Omron Corp.	26,600	445,318
Ono Pharmaceutical Co., Ltd.	11,400	539,993
#Onward Holdings Co., Ltd.	18,000	111,739
#Oracle Corp. Japan	5,300	233,549
Oriental Land Co., Ltd.	6,800	460,917
Osaka Gas Co., Ltd.	307,000	1,027,539
Otsuka Corp.	1,700	89,650
#Pacific Metals Co., Ltd.	19,000	142,769
Panasonic Corp.	177,188	2,501,015
Panasonic Corp. Sponsored ADR	76,454	1,090,999
#Panasonic Electric Works Co., Ltd.	47,000	593,276
*Point, Inc.	620	36,649
#*Promise Co., Ltd.	6,500	41,317
Q.P. Corp.	8,900	102,647
Rengo Co., Ltd.	26,000	145,943
Resona Holdings, Inc.	74,800	890,621
Ricoh Co., Ltd.	86,000	1,168,760
Rinnai Corp.	6,100	268,045
Rohm Co., Ltd.	13,100	868,752
Rohto Pharmaceutical Co., Ltd.	11,000	140,662
Ryohin Keikaku Co., Ltd.	3,400	153,034
San-in Godo Bank, Ltd. (The)	14,000	121,733
Sankyo Co., Ltd.	7,300	416,975

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sankyu, Inc.	26,000	$114,009
Santen Pharmaceutical Co., Ltd.	10,100	346,537
#*Sanyo Electric Co., Ltd.	220,000	545,299
Sapporo Hokuyo Holdings, Inc.	42,000	141,775
#Sapporo Holdings, Ltd.	31,000	161,863
#SBI Holdings, Inc.	2,724	500,528
Secom Co., Ltd.	30,700	1,432,389
Sega Sammy Holdings, Inc.	24,048	341,444
#Seiko Epson Corp.	17,100	264,344
Seino Holdings Co., Ltd.	26,000	192,396
Sekisui Chemical Co., Ltd.	56,000	338,718
Sekisui House, Ltd.	60,000	518,864
Seven & I Holdings Co., Ltd.	111,476	2,440,461
#Sharp Corp.	138,000	1,472,376
Shiga Bank, Ltd.	28,000	173,706
Shikoku Electric Power Co., Inc.	29,800	838,538
Shimachu Co., Ltd.	4,600	108,748
#Shimadzu Corp.	33,000	228,532
Shimamura Co., Ltd.	2,400	229,411
Shimano, Inc.	7,700	293,605
#Shimizu Corp.	74,000	283,756
Shin-Etsu Chemical Co., Ltd.	51,400	2,725,809
Shinko Electric Industries Co., Ltd.	6,000	89,363
#*Shinsei Bank, Ltd.	180,000	234,825
Shionogi & Co., Ltd.	37,000	798,147
Shiseido Co., Ltd.	54,000	985,886
Shizuoka Bank, Ltd.	94,000	933,981
Showa Denko K.K.	137,000	263,697
Showa Shell Sekiyu K.K.	26,900	264,936
SMC Corp.	7,500	856,534
#Softbank Corp.	98,300	2,316,327
Sohgo Security Services Co., Ltd.	6,600	76,384
Sojitz Corp.	171,900	317,357
#Sompo Japan Insurance, Inc.	104,000	608,179
Sony Corp.	79,700	2,353,446
Sony Corp. Sponsored ADR	58,500	1,719,315
Sony Financial Holdings, Inc.	113	324,268
Sotetsu Holdings, Inc.	27,000	116,240
Square Enix Holdings Co., Ltd.	7,600	189,184
Stanley Electric Co., Ltd.	19,300	377,904
#Sugi Holdings Co., Ltd.	3,800	82,533
Sumco Corp.	18,500	353,042
Sumitomo Bakelite Co., Ltd.	27,000	127,325
Sumitomo Chemical Co., Ltd.	205,000	816,773
Sumitomo Corp.	164,200	1,594,006
Sumitomo Electric Industries, Ltd.	102,000	1,237,746
Sumitomo Forestry Co., Ltd.	18,000	137,904
*Sumitomo Heavy Industries, Ltd.	73,000	331,207
Sumitomo Metal Industries, Ltd.	497,000	1,269,730
Sumitomo Metal Mining Co., Ltd.	73,000	1,154,468
Sumitomo Mitsui Financial Group, Inc.	113,640	3,862,637
Sumitomo Realty & Development Co., Ltd.	50,000	948,070
Sumitomo Rubber Industries, Ltd.	16,000	147,493
Sumitomo Trust & Banking Co., Ltd.	229,000	1,193,089
Sundrug Co., Ltd.	3,000	75,518
Suruga Bank, Ltd.	27,000	243,939
#Suzuken Co., Ltd.	8,380	296,560
Suzuki Motor Corp.	46,400	1,122,701
Sysmex Corp.	3,500	156,402
T&D Holdings, Inc.	32,200	831,876
*Taiheiyo Cement Corp.	108,000	125,390

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Taisei Corp.	116,000	$227,650
Taisho Pharmaceutical Co., Ltd.	17,000	309,856
Taiyo Nippon Sanso Corp.	33,000	366,485
Takara Holdings, Inc.	14,000	85,668
#Takashimaya Co., Ltd.	34,000	229,246
Takeda Pharmaceutical Co., Ltd.	102,800	4,111,336
TDK Corp.	13,600	781,943
TDK Corp. Sponsored ADR	1,900	108,965
#Teijin, Ltd.	119,000	349,742
#Terumo Corp.	25,500	1,342,186
THK Co., Ltd.	15,200	262,653
#Tobu Railway Co., Ltd.	102,000	557,813
Toda Corp.	19,000	63,337
Toho Co., Ltd.	13,900	208,914
Toho Gas Co., Ltd.	63,000	326,700
Tohuku Electric Power Co., Inc.	53,900	1,106,898
Tokai Carbon Co., Ltd.	26,000	125,497
Tokai Rika Co., Ltd.	10,300	212,712
Tokio Marine Holdings, Inc.	90,900	2,324,348
Tokio Marine Holdings, Inc. ADR	4,182	106,892
Tokuyama Corp.	28,000	175,941
Tokyo Electric Power Co., Ltd.	152,300	3,743,690
Tokyo Electron, Ltd.	22,300	1,254,518
Tokyo Gas Co., Ltd.	360,000	1,426,117
Tokyo Steel Manufacturing Co., Ltd.	10,100	132,284
#Tokyo Tatemono Co., Ltd.	32,000	152,584
Tokyu Corp.	143,000	624,922
Tokyu Land Corp.	54,000	217,737
#TonenGeneral Sekiyu K.K	37,000	337,648
#Toppan Forms Co., Ltd.	3,500	43,017
Toppan Printing Co., Ltd.	71,000	634,557
Toray Industries, Inc.	174,000	991,242
*Toshiba Corp.	443,000	2,531,898
*Toshiba TEC Corp.	11,000	44,600
Tosoh Corp.	75,000	201,658
TOTO, Ltd.	29,000	171,844
#Toyo Seikan Kaisha, Ltd.	21,300	357,838
Toyo Suisan Kaisha, Ltd.	12,000	314,003
Toyobo Co., Ltd.	77,000	119,455
Toyoda Gosei Co., Ltd.	10,100	283,141
Toyota Auto Body Co., Ltd.	4,100	76,152
#Toyota Boshoku Corp.	9,300	193,889
Toyota Motor Corp.	249,300	9,841,604
Toyota Motor Corp. Sponsored ADR	65,000	5,127,850
*Toyota Tsusho Corp.	27,381	391,495
Trend Micro, Inc.	14,500	501,877
Trend Micro, Inc. Sponsored ADR	777	26,884
Tsumura & Co.	7,400	254,645
Ube Industries, Ltd.	137,000	353,048
#Uni-Charm Corp.	5,400	517,505
UNY Co., Ltd.	22,000	163,412
Ushio, Inc.	14,000	220,088
USS Co., Ltd.	3,260	197,206
Wacoal Corp.	10,000	121,014
West Japan Railway Co.	225	797,345
Yahoo! Japan Corp.	1,919	588,195
#Yakult Honsha Co., Ltd.	11,600	302,084
#Yamada Denki Co., Ltd.	10,830	659,943
Yamaguchi Financial Group, Inc.	27,000	257,962
Yamaha Corp.	19,100	197,321
#Yamaha Motor Co., Ltd.	24,900	296,516

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yamatake Corp.	7,400	$156,275
Yamato Holdings Co., Ltd.	51,000	752,349
Yamato Kogyo Co., Ltd.	5,900	177,059
Yamazaki Baking Co., Ltd.	12,000	147,245
#Yaskawa Electric Corp.	34,000	267,444
*Yokogawa Electric Corp.	27,000	218,830
Yokohama Rubber Co., Ltd.	26,000	113,879

TOTAL JAPAN		276,203,188

NETHERLANDS — (2.2%)
*Aegon NV	159,278	1,132,058
#Akzo Nobel NV	19,391	1,144,929
Akzo Nobel NV Sponsored ADR	1,996	116,786
ArcelorMittal NV	83,777	2,835,227
ASML Holding NV	53,274	1,436,662
#Fugro NV	5,385	299,937
#Heineken NV	25,383	1,122,041
*ING Groep NV	134,013	1,743,996
#*ING Groep NV Sponsored ADR	51,900	669,510
Koninklijke Ahold NV	122,868	1,547,667
Koninklijke Ahold NV ADR	8,320	104,998
Koninklijke DSM NV	15,117	662,337
Koninklijke KPN NV	176,218	3,196,370
Koninklijke Vopak NV	1,296	87,438
Philips Electronics NV	101,906	2,559,962
#*Randstad Holdings NV	11,969	454,132
Reed Elsevier NV	55,310	644,551
Reed Elsevier NV ADR	8,443	195,624
#Royal Dutch Shell P.L.C. Series A	280,159	8,306,337
TNT NV	41,235	1,093,539
#Unilever NV	153,121	4,718,122
Wolters Kluwer NV	25,936	578,195

TOTAL NETHERLANDS		34,650,418

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	95,556	137,461
Contact Energy, Ltd.	33,218	147,934
Fletcher Building, Ltd.	77,029	455,014
New Zealand Refining Co., Ltd.	15,823	60,288
Sky City Entertainment Group, Ltd.	52,999	130,919
Sky Network Television, Ltd.	23,000	78,668
Telecom Corp. of New Zealand, Ltd.	212,025	382,866
Trustpower, Ltd.	21,162	114,780

TOTAL NEW ZEALAND		1,507,930

NORWAY — (0.7%)
#Acergy SA	24,200	302,278
Aker Kvaerner ASA	23,335	280,512
#*DnB NOR ASA Series A	89,000	1,019,543
Fred Olsen Energy ASA	5,500	212,320
#Frontline, Ltd.	8,100	186,786
#*Marine Harvest ASA	151,087	109,617
#*Norsk Hydro ASA	78,700	515,797
*Norsk Hydro ASA Sponsored ADR	11,200	75,040
Orkla ASA	105,255	973,056
*Renewable Energy Corp. ASA	26,425	157,386
#*SeaDrill, Ltd.	37,400	776,671
StatoilHydro ASA	114,806	2,705,311
StatoilHydro ASA Sponsored ADR	36,956	874,379
*Storebrand ASA	51,600	350,646

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Tandberg ASA Series A	14,200	$379,899
*Telenor ASA	110,800	1,428,649
#Yara International ASA	23,675	782,626

TOTAL NORWAY		11,130,516

PORTUGAL — (0.2%)
Banco Comercial Portugues SA	251,826	359,000
Banco Espirito Santo SA	62,822	463,660
Brisa SA	29,578	292,152
Cimpor Cimentos de Portugal SA	24,245	188,957
#Energias de Portugal SA	236,508	1,045,970
Galp Energia SGPS SA Series B	32,120	541,000
#Jeronimo Martins SGPS SA	26,359	234,814
#Portugal Telecom SA	75,545	863,517

TOTAL PORTUGAL		3,989,070

SINGAPORE — (0.9%)
Asia Pacific Breweries, Ltd.	14,000	119,228
Capitaland, Ltd.	297,750	863,441
City Developments, Ltd.	70,000	490,438
Comfortdelgro Corp., Ltd.	215,000	233,623
Cosco Corp. (Singapore), Ltd.	132,000	104,446
DBS Group Holdings, Ltd.	225,000	2,060,454
Fraser & Neave, Ltd.	106,500	289,963
Jardine Cycle & Carriage, Ltd.	15,339	251,900
Keppel Corp., Ltd.	148,000	850,569
#Olam International, Ltd.	134,400	257,993
Overseas-Chinese Banking Corp., Ltd.	321,484	1,732,439
SembCorp Industries, Ltd.	120,320	283,488
#SembCorp Marine, Ltd.	108,000	263,428
Singapore Airlines, Ltd.	65,400	627,170
*Singapore Airport Terminal Services, Ltd.	47,742	83,432
Singapore Exchange, Ltd.	118,000	668,684
Singapore Press Holdings, Ltd.	183,000	501,139
Singapore Technologies Engineering, Ltd.	142,000	286,082
Singapore Telecommunications, Ltd.	1,060,650	2,199,504
SMRT Corp., Ltd.	59,000	70,356
United Industrial Corp., Ltd.	88,000	113,613
United Overseas Bank, Ltd.	152,900	1,832,791
Wilmar International, Ltd.	86,000	379,170
#*Yanlord Land Group, Ltd.	132,000	211,219

TOTAL SINGAPORE		14,774,570

SPAIN — (3.8%)
#Abertis Infraestructuras SA	39,593	841,856
Acciona SA	3,470	422,702
Acerinox SA	22,269	442,867
Actividades de Construccion y Servicios SA	20,748	996,247
#Banco Bilbao Vizcaya Argentaria SA	57,552	1,028,742
#Banco Bilbao Vizcaya SA Sponsored ADR	367,402	6,539,756
#Banco de Sabadell SA	121,310	818,954
Banco de Valencia SA	46,353	392,816
Banco Espanol de Credito SA	9,662	122,294
#Banco Popular Espanol SA	119,649	1,065,787
Banco Santander SA	406,785	6,546,088
Banco Santander SA Sponsored ADR	632,567	10,159,026
Bankinter SA	56,889	599,541
Cia Espanola de Petroleous SA	5,477	193,204
Cintra Concesiones de Infraestructuras de Transporte SA	35,349	363,687
Criteria Caixacorp SA	89,151	434,594

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Enagas SA	27,296	$561,457
Fomento de Construcciones y Contratas SA	7,759	315,624
Gamesa Corporacion Tecnologica SA	24,914	455,253
Gas Natural SDG SA	31,216	627,153
Grifols SA	22,683	366,479
Grupo Ferrovial SA	6,437	266,660
Iberdrola Renovables SA	25,231	112,155
#Iberdrola SA	457,260	4,142,125
Indra Sistemas SA	13,729	322,863
#Industria de Diseno Textil SA	32,509	1,908,252
Mapfre SA	80,165	343,536
Red Electrica Corporacion SA	14,225	734,718
Repsol YPF SA	28,261	752,344
Repsol YPF SA Sponsored ADR	70,000	1,862,000
*Sacyr Vallehermoso SA	10,498	158,821
Telefonica SA	257,024	7,177,778
#Telefonica SA Sponsored ADR	119,800	10,054,814
Zardoya Otis SA	22,124	444,071

TOTAL SPAIN		61,574,264

SWEDEN — (2.0%)
Alfa Laval AB	45,146	551,402
#Assa Abloy AB Series B	44,162	771,719
#Atlas Copco AB Series A	85,542	1,147,037
Atlas Copco AB Series B	47,554	566,597
*Electrolux AB Series B	33,400	800,563
#Getinge AB	26,027	484,995
#Hennes & Mauritz AB Series B	68,739	3,904,490
Hexagon AB	19,900	260,201
Holmen AB Series B	6,000	161,930
*Husqvarna AB Series A	12,600	74,212
#*Husqvarna AB Series B	42,000	264,475
#*Lundin Petroleum AB	25,656	217,317
*Meda AB Series A	19,365	175,248
#Modern Times Group AB Series B	6,100	264,547
#Nordea Bank AB	420,784	4,516,451
#Oriflame Cosmetics SA SDR	1,318	72,993
Ratos AB	11,588	269,513
#Sandvik AB	128,380	1,418,131
Scania AB Series B	1,936	24,836
#Securitas AB Series B	39,905	372,330
#*Skandinaviska Enskilda Banken AB Series A	187,840	1,137,790
Skanska AB Series B	44,200	648,632
#SKF AB Series B	48,100	761,664
#SSAB AB Series A	22,904	349,143
#SSAB AB Series B	10,905	152,482
Svenska Cellulosa AB Series B	76,800	1,055,313
#Svenska Handelsbanken AB Series A	63,986	1,653,520
#*Swedbank AB Series A	49,600	427,283
Swedish Match AB	30,700	630,076
Tele2 AB Series B	38,017	554,128
#Telefonaktiebolaget LM Ericsson AB Series B	360,309	3,764,450
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	26,800	278,720
TeliaSonera AB	288,720	1,913,618
#Volvo AB Series A	54,915	507,146
Volvo AB Series B	127,494	1,207,409
#Volvo AB Sponsored ADR	14,500	135,865

TOTAL SWEDEN		31,496,226

SWITZERLAND — (6.2%)
ABB, Ltd.	136,467	2,538,472

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
ABB, Ltd. Sponsored ADR	182,000	$3,372,460
#*Actelion, Ltd.	14,133	779,053
#Adecco SA	16,548	739,437
Baloise-Holding AG	6,883	589,336
Barry Callebaut AG	267	149,155
BKW FMB Energie AG	2,360	194,130
Compagnie Financiere Richemont SA Series A	66,944	1,874,022
Credit Suisse Group AG	113,322	6,057,874
Credit Suisse Group AG Sponsored ADR	42,900	2,286,570
GAM Holdings, Ltd.	26,222	319,910
Geberit AG	4,776	790,083
Givaudan SA	1,011	750,504
#*Holcim, Ltd.	33,957	2,161,186
*Julius Baer Group, Ltd.	26,222	987,127
#Kuehne & Nagel International AG	6,598	597,803
Lindt & Spruengli AG	18	456,999
#*Logitech International SA	22,987	392,389
#Lonza Group AG	5,861	455,761
Nestle SA	475,908	22,130,471
Nobel Biocare Holding AG	10,685	303,142
Novartis AG	171,916	8,952,381
Novartis AG ADR	120,800	6,275,560
Roche Holding AG Bearer	3,363	558,160
Roche Holding AG Genusschein	86,959	13,927,609
Schindler Holding AG	2,881	199,667
#SGS SA	705	941,736
Sonova Holding AG	6,156	633,604
Straumann Holding AG	1,188	286,754
Sulzer AG	3,497	272,279
#Swatch Group AG (7184725)	4,165	972,514
Swatch Group AG (7184736)	5,992	268,719
Swiss Life Holding AG	4,327	518,301
Swiss Reinsurance Co., Ltd. AG	45,057	1,834,748
Swisscom AG	3,623	1,307,606
Syngenta AG	7,073	1,674,754
Syngenta AG ADR	27,400	1,296,842
*UBS AG	372,238	6,206,973
*UBS AG ADR	33,538	556,395
#Valiant Holding AG	3,171	624,755
Zurich Financial Services AG	18,830	4,311,930

TOTAL SWITZERLAND		99,547,171

UNITED KINGDOM — (16.5%)
Admiral Group P.L.C.	27,244	457,966
Aggreko P.L.C.	30,586	380,162
Amec P.L.C.	42,469	559,338
Amlin P.L.C.	60,463	349,969
*Anglo American P.L.C.	178,356	6,453,474
Antofagasta P.L.C.	53,869	678,717
ARM Holdings P.L.C.	139,465	338,797
Ashmore Group P.L.C.	41,357	184,797
Associated British Foods P.L.C.	49,803	674,390
AstraZeneca P.L.C.	134,585	6,041,736
#AstraZeneca P.L.C. Sponsored ADR	63,300	2,842,803
*Autonomy Corp. P.L.C.	28,027	616,222
Aviva P.L.C.	394,846	2,469,040
Babcock International Group P.L.C.	18,911	187,744
BAE Systems P.L.C.	454,140	2,335,227
Balfour Beatty P.L.C.	91,945	399,717
*Barclays P.L.C.	400,441	2,098,745
*Barclays P.L.C. Sponsored ADR	223,900	4,679,510

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
BG Group P.L.C.	396,021	$6,816,838
BG Group P.L.C. Sponsored ADR	12,500	1,080,750
BHP Billiton P.L.C.	136,117	3,667,669
BHP Billiton P.L.C. ADR	80,400	4,357,680
BP P.L.C.	1,435,437	13,450,442
#*BP P.L.C. Sponsored ADR	160,400	9,081,848
#Brambles, Ltd.	68,401	442,824
*British Airways P.L.C.	70,412	209,104
British American Tobacco P.L.C.	244,717	7,798,164
British American Tobacco P.L.C. Sponsored ADR	19,052	1,223,710
British Sky Broadcasting Group P.L.C.	149,909	1,307,077
*British Sky Broadcasting Group P.L.C. Sponsored ADR	1,765	61,369
BT Group P.L.C.	719,650	1,542,179
BT Group P.L.C. Sponsored ADR	36,202	772,913
Bunzl P.L.C.	38,087	414,068
Burberry Group P.L.C.	61,950	546,315
Cable & Wireless P.L.C.	368,595	874,563
Cadbury P.L.C.	94,977	1,200,759
Cadbury P.L.C. Sponsored ADR	25,328	1,282,610
*Cairn Energy P.L.C.	18,165	783,457
Capita Group P.L.C.	80,869	1,010,025
Carnival P.L.C.	20,454	634,102
#Carnival P.L.C. ADR	9,300	288,114
*Carphone Warehouse Group P.L.C.	69,733	210,310
Centrica P.L.C.	721,145	2,929,642
Cobham P.L.C.	149,602	537,565
Compass Group P.L.C.	268,641	1,703,727
Diageo P.L.C.	201,783	3,286,655
Diageo P.L.C. Sponsored ADR	40,325	2,621,932
Drax Group P.L.C.	47,916	364,556
*easyJet P.L.C.	20,134	118,522
Eurasian Natural Resources Corp. P.L.C.	6,139	83,540
Experian P.L.C.	146,479	1,338,575
Firstgroup P.L.C.	57,238	352,017
Friends Provident Group P.L.C.	350,078	466,741
G4S P.L.C.	168,490	695,849
GlaxoSmithKline P.L.C.	503,498	10,328,121
GlaxoSmithKline P.L.C. Sponsored ADR	99,793	4,107,480
Hays P.L.C.	199,150	319,026
Home Retail Group P.L.C.	102,100	485,963
HSBC Holdings P.L.C.	1,247,046	13,922,088
HSBC Holdings P.L.C. Sponsored ADR	200,759	11,120,041
ICAP P.L.C.	68,751	456,937
Imperial Tobacco Group P.L.C.	103,332	3,045,133
Imperial Tobacco Group P.L.C. ADR	19,700	1,152,056
Informa P.L.C.	71,927	345,035
Inmarsat P.L.C.	56,688	519,816
Intercontinental Hotels Group P.L.C.	33,398	426,930
International Power P.L.C.	204,552	849,236
Intertek Group P.L.C.	21,556	442,876
Invensys P.L.C.	110,599	511,224
Investec P.L.C.	50,158	358,034
John Wood Group P.L.C.	52,188	273,384
Johnson Matthey P.L.C.	28,088	646,848
*Kazakhmys P.L.C.	34,425	612,650
Kingfisher P.L.C.	318,631	1,164,635
Legal & General Group P.L.C.	765,497	982,242
#*Lloyds Banking Group P.L.C.	1,420,296	2,002,576
Lloyds Banking Group P.L.C. Sponsored ADR	79,992	445,555
Logica P.L.C.	178,255	337,940
London Stock Exchange Group P.L.C.	17,563	244,309

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Lonmin P.L.C.	21,860	$522,944
Man Group P.L.C.	232,130	1,173,926
Marks & Spencer Group P.L.C.	216,529	1,212,751
National Grid P.L.C.	241,197	2,389,269
#National Grid P.L.C. Sponsored ADR	18,688	927,879
Next P.L.C.	26,555	779,053
Northumbrian Water Group P.L.C.	66,232	250,076
Old Mutual P.L.C.	689,182	1,196,159
Pearson P.L.C.	75,779	1,030,048
Pearson P.L.C. Sponsored ADR	39,300	534,873
Pennon Group P.L.C.	43,989	326,810
Petrofac, Ltd. P.L.C.	23,401	360,164
Prudential P.L.C.	239,638	2,176,729
Prudential P.L.C. ADR	62,200	1,125,198
Reckitt Benckiser Group P.L.C.	85,357	4,240,104
Reed Elsevier P.L.C.	77,411	586,095
Reed Elsevier P.L.C. ADR	18,502	558,020
Rexam P.L.C.	112,648	510,095
Rio Tinto P.L.C.	153,950	6,806,118
#Rio Tinto P.L.C. Sponsored ADR	8,526	1,517,884
*Rolls-Royce Group P.L.C. (3283648)	269,533	1,987,760
*Rolls-Royce Group P.L.C. (B3XLQZ7)	16,171,980	26,542
*Royal Bank of Scotland Group P.L.C.	2,275,051	1,554,694
Royal Dutch Shell P.L.C. ADR	93,987	5,466,284
Royal Dutch Shell P.L.C. Series B	235,872	6,790,173
RSA Insurance Group P.L.C.	501,055	992,905
SABmiller P.L.C.	127,619	3,345,108
Sage Group P.L.C.	176,688	616,972
Sainsbury (J.) P.L.C.	170,842	921,973
Schroders P.L.C.	18,739	336,941
Schroders P.L.C. Non-Voting	9,996	147,574
Scottish & Southern Energy P.L.C.	123,820	2,185,396
Serco Group P.L.C.	68,993	570,751
Severn Trent P.L.C.	30,639	477,277
Shire P.L.C.	43,518	780,805
Shire P.L.C. ADR	13,024	694,179
Smith & Nephew P.L.C.	91,370	807,699
#Smith & Nephew P.L.C. Sponsored ADR	7,000	309,610
Smiths Group P.L.C.	50,192	732,600
Standard Chartered P.L.C.	265,170	6,505,166
Standard Life P.L.C.	342,972	1,222,620
Tate & Lyle P.L.C.	55,213	406,468
Tesco P.L.C.	1,025,017	6,853,642
Thomas Cook Group P.L.C.	66,945	224,178
Tomkins P.L.C.	73,285	201,050
Tomkins P.L.C. Sponsored ADR	8,700	94,656
TUI Travel P.L.C.	80,406	306,369
Tullow Oil P.L.C.	114,294	2,214,103
Unilever P.L.C.	87,209	2,605,444
#Unilever P.L.C. Sponsored ADR	77,800	2,320,774
United Utilities Group P.L.C.	82,787	596,845
#United Utilities Group P.L.C. ADR	5,177	75,222
Vedanta Resources P.L.C.	21,568	737,979
Vodafone Group P.L.C.	4,315,608	9,510,887
Vodafone Group P.L.C. Sponsored ADR	303,700	6,739,103
Whitbread P.L.C.	23,031	479,115
William Morrison Supermarkets P.L.C.	316,425	1,450,241
*Wolseley P.L.C.	19,424	392,910
#Wolseley P.L.C. ADR	19,300	39,951
WPP P.L.C.	118,816	1,064,819
#WPP P.L.C. Sponsored ADR	13,460	602,739

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Xstrata P.L.C.	152,437	$2,195,636

TOTAL UNITED KINGDOM		264,214,055

TOTAL COMMON STOCKS		1,357,673,333

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
*Fiat SpA	3,000	26,635

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Fortis SA Coupons	293,685	—
*Umicore	275	7

TOTAL BELGIUM		7

HONG KONG — (0.0%)
*First Pacific Co., Ltd. Rights 11/19/09	40,400	6,412

ITALY — (0.0%)
*Mediobanca SpA Warrants 03/18/11	64,159	—

JAPAN — (0.0%)
*Dowa Holdings Co., Ltd. Warrants 01/29/10	24,000	—

TOTAL RIGHTS/WARRANTS		6,419

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $730,000 FNMA 6.50%, 06/25/39, valued at $785,663) to be repurchased at $772,012	$772	772,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.1%)
§@DFA Short Term Investment Fund LP	237,395,211	237,395,211
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized byvarious corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39,valued at $4,251,826) to be repurchased at $4,168,481	$4,168	4,168,457

TOTAL SECURITIES LENDING COLLATERAL		241,563,668

TOTAL INVESTMENTS — (100.0%) (Cost $1,509,613,716)		$1,600,042,055

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (84.3%)
AUSTRALIA — (5.9%)
#*Acrux, Ltd.	18,902	$33,494
*Adamus Resources, Ltd.	53,825	20,201
#Adelaide Brighton, Ltd.	591,710	1,488,685
#*AED Oil, Ltd.	237,059	117,254
Aevum, Ltd.	67,539	90,280
AGL Energy, Ltd.	54,760	678,759
AJ Lucas Group, Ltd.	13,260	51,128
*Alchemia, Ltd.	48,783	30,881
#Alesco Corp., Ltd.	118,959	533,276
*Alkane Resources, Ltd.	190,707	63,943
*Alliance Resources, Ltd.	108,059	59,914
*Allied Gold, Ltd.	138,078	55,907
*Alumina, Ltd.	30,275	44,428
#*Alumina, Ltd. Sponsored ADR	468,068	2,705,433
*Amadeus Energy, Ltd.	56,725	13,860
Amalgamated Holdings, Ltd.	62,008	332,988
Amcom Telecommunications, Ltd.	301,202	59,421
Amcor, Ltd.	778,258	4,007,651
#Amcor, Ltd. Sponsored ADR	30,507	621,428
Ammtec, Ltd.	1,559	3,655
#AMP, Ltd.	200,798	1,058,023
*Andean Resources, Ltd.	41,922	82,333
Ansell, Ltd.	101,731	939,969
#APA Group, Ltd.	213,103	602,872
*Apex Minerals NL	1,126,705	41,892
#APN News & Media, Ltd.	241,829	482,795
*Aquila Resources, Ltd.	39,559	264,752
ARB Corporation, Ltd.	28,820	135,796
Aristocrat Leisure, Ltd.	98,200	392,033
*Arrow Energy, Ltd.	253,033	914,466
*Asciano Group, Ltd.	2,002,712	2,681,633
ASG Group, Ltd.	64,852	57,781
ASX, Ltd.	33,659	1,014,705
#*Atlas Iron, Ltd.	32,434	50,876
#Ausdrill, Ltd.	162,503	245,174
Ausenco, Ltd.	20,121	86,754
Austal, Ltd.	93,467	202,632
*Austar United Communications, Ltd.	375,146	434,977
Austbrokers Holdings, Ltd.	25,728	111,668
Austereo Group, Ltd.	255,827	340,187
Austin Engineering, Ltd.	9,435	21,052
Australia & New Zealand Banking Group, Ltd.	642,628	13,107,115
#*Australian Agricultural Co., Ltd.	187,805	243,393
#Australian Infrastructure Fund	450,771	711,099
Australian Pharmaceutical Industries, Ltd. (6002840)	128,885	85,691
*Australian Pharmaceutical Industries, Ltd. (60028RR)	109,909	73,706
Australian Worldwide Exploration, Ltd.	629,493	1,442,973
Automotive Holdings Group, Ltd.	186,178	362,532
*Avexa, Ltd.	291,296	45,526
AVJennings, Ltd.	143,047	68,054
#*Avoca Resources, Ltd.	85,387	116,249
#AWB, Ltd.	1,051,772	1,148,456
AXA Asia Pacific Holdings, Ltd.	181,906	680,933
#*Babcock & Brown Infrastructure Group, Ltd.	407,599	13,137
Bank of Queensland, Ltd.	212,056	2,321,378
*Bannerman Resources, Ltd.	37,886	36,346
Beach Petroleum, Ltd.	1,407,254	987,107
#Bendigo Bank, Ltd.	314,815	2,551,328

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Bendigo Mining, Ltd.	210,538	$43,369
#BHP Billiton, Ltd. Sponsored ADR	82,600	5,416,908
#Billabong International, Ltd.	123,185	1,139,790
#*Biota Holdings, Ltd.	63,363	160,303
*Bisalloy Steel Group, Ltd.	42,493	8,224
Blackmores, Ltd.	1,782	32,990
BlueScope Steel, Ltd.	1,094,540	2,900,697
*Boart Longyear Group, Ltd.	1,387,338	334,312
Boom Logistics, Ltd.	101,949	51,574
#Boral, Ltd.	465,126	2,372,469
*Bow Energy, Ltd.	8,256	9,340
#Bradken, Ltd.	44,087	242,465
Brambles, Ltd.	127,840	805,951
Breville Group, Ltd.	60,870	122,169
#Brickworks, Ltd.	84,633	986,125
*Brockman Resources, Ltd.	72,484	129,108
BSA, Ltd.	41,919	9,317
#Cabcharge Australia, Ltd.	80,355	421,878
Calliden Group, Ltd.	35,815	10,556
#*Caltex Australia, Ltd.	163,480	1,482,211
Campbell Brothers, Ltd. (6161729)	22,314	575,518
*Campbell Brothers, Ltd. (B4TK967)	3,719	97,048
*Capral, Ltd.	23,549	691
*Cardno, Ltd.	62,649	269,900
*Carnarvon Petroleum, Ltd.	39,022	18,447
*Carnegie Wave Energy, Ltd.	68,359	13,151
Cash Converters International, Ltd.	123,170	61,602
*CBH Resources, Ltd. (6727905)	569,935	49,610
*CBH Resources, Ltd. (CH4215813)	35,697	—
Cellestis, Ltd.	15,436	48,983
#*Centamin Egypt, Ltd.	371,645	762,059
#Centennial Coal Co., Ltd.	669,773	1,870,554
*Ceramic Fuel Cells, Ltd.	22,800	4,420
*CGA Mining, Ltd.	5,194	7,711
Challenger Financial Services Group, Ltd.	322,775	1,061,424
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	127,676	90,260
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	154
*Citadel Resource Group, Ltd.	736,345	282,752
*Citigold Corp., Ltd.	806,483	100,322
*Clarius Group, Ltd.	29,108	27,620
#*Clean Seas Tuna, Ltd.	97,585	21,805
*Clinuvel Pharmaceuticals, Ltd.	134,267	36,653
Clough, Ltd.	202,502	150,716
#*Coal of Africa, Ltd.	119,334	197,183
Coca-Cola Amatil, Ltd.	56,181	534,129
#Cochlear, Ltd.	11,653	667,759
*Cockatoo Coal, Ltd.	144,418	48,811
Codan, Ltd.	4,156	3,445
*Coffey International, Ltd.	57,375	112,379
Commonwealth Bank of Australia	249,307	11,520,833
*Compass Resources, Ltd.	18,720	2,528
Computershare, Ltd.	98,154	952,921
#ConnectEast Group, Ltd.	1,767,273	626,169
#*Conquest Mining, Ltd.	73,421	38,050
Consolidated Media Holdings, Ltd.	121,781	330,291
Corporate Express Australia, Ltd.	34,221	131,345
Count Financial, Ltd.	35,349	43,233
Coventry Group, Ltd.	13,156	19,874
#Crane Group, Ltd.	92,028	741,569
*Credit Corp. Group, Ltd.	6,131	12,349
*Crescent Gold, Ltd.	260,052	51,318

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Crown, Ltd.	263,431	$1,917,534
CSG, Ltd.	54,772	71,522
CSL, Ltd.	29,177	819,221
CSR, Ltd. (6238645)	1,247,772	2,122,223
CSR, Ltd. (B58VXV1)	218,360	378,370
*CuDeco, Ltd.	69,447	351,790
*Cue Energy Resources, Ltd.	136,258	30,763
*Customers, Ltd.	60,532	169,608
Data#3, Ltd.	3,162	22,235
David Jones, Ltd.	275,701	1,306,137
#*Deep Yellow, Ltd.	694,990	221,181
Devine, Ltd.	108,544	45,187
#Dominion Mining, Ltd.	24,619	77,464
Domino’s Pizza Enterprises, Ltd.	1,514	6,235
#Downer EDI, Ltd.	411,978	3,136,141
#DUET Group, Ltd.	396,086	599,234
DWS Advanced Business Solutions, Ltd.	50,739	78,943
#*Eastern Star Gas, Ltd.	230,163	174,086
#*Elders, Ltd.	3,542,210	580,947
Emeco Holdings, Ltd.	390,410	301,887
#Energy Developments, Ltd.	71,999	154,428
*Energy Resources of Australia, Ltd. Series A	6,088	141,886
*Energy World Corp., Ltd.	424,542	181,919
Envestra, Ltd.	600,801	283,161
*Equity Trustees, Ltd.	783	13,341
*EServGlobal, Ltd.	94,049	47,311
Euroz, Ltd.	64,770	92,683
#*Extract Resources, Ltd.	98,791	732,597
#Fairfax Media, Ltd.	1,822,200	2,582,346
#Felix Resources, Ltd. (6575687)	60,352	922,198
*Felix Resources, Ltd. (B4TCLW3)	60,352	5,525
*Ferraus, Ltd.	80,857	53,337
FKP Property Group, Ltd.	384,074	236,714
#Fleetwood Corp., Ltd.	49,270	333,264
FlexiGroup, Ltd.	249,780	336,779
Flight Centre, Ltd.	50,380	759,805
*Flinders Mines, Ltd.	550,948	70,119
*Forest Enterprises Australia, Ltd.	51,018	3,482
#*Fortescue Metals Group, Ltd.	134,648	450,834
Foster’s Group, Ltd.	352,948	1,730,956
*Fox Resources, Ltd.	64,224	15,349
*Funtastic, Ltd.	54,775	11,496
*Geodynamics, Ltd.	164,951	133,553
*Gindalbie Metals, Ltd.	173,796	134,731
*Giralia Resources NL	91,756	84,386
*Golden West Resources, Ltd.	18,268	5,459
Goodman Fielder, Ltd.	1,533,299	2,199,451
*Graincorp, Ltd. Series A	96,341	598,974
*Grange Resources, Ltd.	151,694	33,774
#*GRD, Ltd.	114,680	55,312
#*Great Southern, Ltd.	123,895	13,383
#GUD Holdings, Ltd.	29,997	231,390
Gunns, Ltd.	450,290	405,749
#GWA International, Ltd.	271,335	690,182
Harvey Norman Holdings, Ltd.	409,420	1,450,460
Hastie Group, Ltd.	287,470	484,917
Healthscope, Ltd.	201,798	856,429
*Heron Resources, Ltd.	87,742	21,046
*HFA Holdings, Ltd.	239,432	50,033
#Hills Industries, Ltd.	247,594	454,705
*Horizon Oil, Ltd.	163,553	44,540

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Icon Energy, Ltd.	19,061	$7,387
IDT Australia, Ltd.	16,841	22,619
iiNet, Ltd.	95,832	159,017
*Iluka Resources, Ltd.	381,783	1,182,775
Imdex, Ltd.	74,061	56,096
*IMF Australia, Ltd.	41,886	60,694
*Incitec Pivot, Ltd.	905,010	2,111,090
Independence Group NL	86,954	329,569
*Indophil Resources NL	211,333	172,946
Industrea, Ltd.	437,627	170,764
#Infigen Energy, Ltd.	588,149	749,250
Infomedia, Ltd.	80,383	28,852
*Innamincka Petroleum, Ltd.	57,505	9,470
Insurance Australia Group, Ltd.	827,648	2,784,117
#*Integra Mining, Ltd.	271,968	60,195
Integrated Research, Ltd.	1,564	631
#*Intrepid Mines, Ltd.	385,054	113,918
Invocare, Ltd.	34,293	180,083
#IOOF Holdings, Ltd.	256,228	1,200,393
Iress Market Technology, Ltd.	38,996	268,933
#iSOFT Group, Ltd.	415,916	297,426
#*Jabiru Metals, Ltd.	97,308	36,203
*James Hardie Industries NV	110,804	702,268
#*James Hardie Industries NV Sponsored ADR	8,092	252,309
#JB Hi-Fi, Ltd.	40,600	746,645
*Kagara, Ltd.	232,189	204,643
*Karoon Gas Australia, Ltd.	45,547	308,467
*Kings Minerals NL	58,252	8,068
#Kingsgate Consolidated, Ltd.	68,534	462,280
*Lednium, Ltd.	21,998	1,584
#Leighton Holdings, Ltd.	19,677	624,858
Lend Lease Corp., Ltd.	340,003	2,818,324
#*Lend Lease Primelife, Ltd.	562,635	151,419
*Lihir Gold, Ltd.	857,591	2,345,648
#*Linc Energy, Ltd.	126,576	175,594
*Liquefied Natural Gas, Ltd.	5,182	6,030
Lycopodium, Ltd.	6,626	17,090
#*Lynas Corp., Ltd. (6121176)	511,328	215,334
*Lynas Corp., Ltd. (B4T1K12)	36,016	15,724
*M2 Telecommunications Group, Ltd.	37,543	53,269
MAC Services Group, Ltd.	21,610	40,040
#Macarthur Coal, Ltd.	80,360	601,944
MacMahon Holdings, Ltd.	260,559	130,052
*Macmin Silver, Ltd.	10,855	8,598
#Macquarie Group, Ltd.	143,475	6,283,593
#Macquarie Media Group, Ltd. (B1FQWB4)	116,708	190,859
*Macquarie Media Group, Ltd. (B50HWQ5)	116,708	194,351
#*Mantra Resources, Ltd.	1,625	6,398
#MAP Group, Ltd. (6543628)	238,117	605,691
*MAP Group, Ltd. (B4VSBX0)	21,646	55,921
#*Marion Energy, Ltd.	115,476	13,209
MaxiTRANS Industries, Ltd.	93,076	37,050
McMillan Shakespeare, Ltd.	18,846	70,039
*McPherson’s, Ltd.	54,641	142,218
Melbourne IT, Ltd.	45,210	70,700
#*MEO Australia, Ltd.	226,848	112,170
#Mermaid Marine Australia, Ltd.	149,526	358,831
*Mesoblast, Ltd.	16,149	15,327
*Metals X, Ltd.	336,514	37,274
#Metcash, Ltd.	371,676	1,562,665
*Metgasco, Ltd.	46,216	20,938

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Minara Resources, Ltd.	290,992	$224,739
Mincor Resources NL	57,880	109,626
#Mineral Resources, Ltd.	14,295	90,792
*Mirabela Nickel, Ltd.	68,748	165,264
Mitchell Communications Group, Ltd.	165,952	130,018
*Molopo Australia, Ltd.	62,480	74,946
Monadelphous Group, Ltd.	23,173	275,262
Mortgage Choice, Ltd.	48,851	60,833
*Mosaic Oil NL	264,000	28,208
*Mount Gibson Iron, Ltd.	514,916	543,928
#*Murchison Metals, Ltd.	994,385	1,249,818
*Nanosonics, Ltd.	11,184	4,345
National Australia Bank, Ltd.	468,016	12,365,750
Navitas, Ltd.	108,458	361,063
New Hope Corp., Ltd.	469,765	1,751,998
Newcrest Mining, Ltd.	79,258	2,278,246
*Nexbis, Ltd.	186,244	31,654
#*Nexus Energy, Ltd.	322,500	91,588
#NIB Holdings, Ltd.	199,972	236,825
#*Nido Petroleum, Ltd.	286,051	32,683
#Nomad Building Solutions, Ltd.	64,307	45,036
*Norfolk Group, Ltd.	35,898	24,807
*Norton Gold Fields, Ltd.	59,079	15,448
*Novogen, Ltd. Sponsored ADR	2,215	6,113
*NRW Holdings, Ltd.	48,540	69,739
#*Nufarm, Ltd.	114,904	1,174,495
Oakton, Ltd.	46,008	143,362
Oil Search, Ltd.	389,477	2,019,963
OneSteel, Ltd.	1,845,980	5,011,740
Orica, Ltd.	112,734	2,391,409
Origin Energy, Ltd.	451,687	6,476,664
*Otto Energy, Ltd.	168,000	10,128
*OZ Minerals, Ltd.	2,446,142	2,557,853
*Pacific Brands, Ltd.	1,386,628	1,614,600
*Paladin Energy, Ltd.	438,064	1,584,871
Pan Pacific Petroleum NL	162,530	60,928
*PanAust, Ltd.	756,371	309,110
Panoramic Resources, Ltd.	73,635	151,194
*Paperlinx, Ltd.	745,156	362,231
Peet, Ltd.	83,038	165,204
*Perilya, Ltd.	40,912	17,105
#Perpetual Trustees Australia, Ltd.	13,778	459,130
*Perseus Mining, Ltd.	76,021	100,107
*Petsec Energy, Ltd.	48,701	12,104
*Pharmaxis, Ltd.	105,064	236,759
Photon Group, Ltd.	113,530	181,272
*PIPE Networks, Ltd.	18,555	100,873
#Platinum Asset Mangement, Ltd.	42,020	212,191
#*Platinum Australia, Ltd.	78,147	62,203
*PMP, Ltd.	379,844	201,576
*Po Valley Energy, Ltd.	6,995	9,277
*Port Bouvard, Ltd.	77,271	17,389
*Poseidon Nickel, Ltd.	48,747	12,265
Premier Investments, Ltd.	49,275	360,622
Primary Health Care, Ltd.	210,653	1,145,905
Prime Media Group, Ltd.	87,075	62,851
Probiotec, Ltd.	16,714	38,785
#Programmed Maintenance Service, Ltd.	91,175	352,905
Qantas Airways, Ltd.	518,085	1,288,215
#QBE Insurance Group, Ltd.	120,251	2,421,709
#*Ramelius Resources, Ltd.	54,158	20,858

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Ramsay Health Care, Ltd.	61,018	$577,176
RCR Tomlinson, Ltd.	56,644	57,497
REA Group, Ltd.	6,400	47,091
#Reckon, Ltd.	26,821	42,735
Redflex Holdings, Ltd.	43,948	91,118
Reece Australia, Ltd.	8,996	197,835
Reject Shop, Ltd. (The)	8,292	96,796
*Resolute Mining, Ltd.	82,808	52,758
Retail Food Group, Ltd.	44,226	103,002
Reverse Corp., Ltd.	5,700	2,881
*RHG, Ltd.	179,251	113,584
Ridley Corp., Ltd.	191,521	182,509
Rio Tinto, Ltd.	73,987	4,101,155
*RiverCity Motorway Group, Ltd.	133,238	18,539
#*Riversdale Mining, Ltd.	205,928	975,346
*Roc Oil Co., Ltd.	623,095	337,851
#SAI Global, Ltd.	65,258	201,998
#Salmat, Ltd.	57,137	210,580
#Santos, Ltd.	326,131	4,347,267
Sedgman, Ltd.	22,672	30,649
#Seek, Ltd.	69,070	371,276
Select Harvests, Ltd.	13,861	49,720
Servcorp, Ltd.	28,437	99,498
Service Stream, Ltd.	166,488	59,234
#Seven Network, Ltd.	192,011	1,107,081
Sigma Pharmaceuticals, Ltd.	1,426,257	1,193,891
#*Silex System, Ltd.	36,244	206,053
#*Silver Lake Resources, Ltd.	37,930	28,590
#Sims Metal Management, Ltd.	86,368	1,522,689
*Sino Gold Mining, Ltd.	289,906	1,701,859
*Sino Strategic International, Ltd.	9,056	5,332
*Sirtex Medical, Ltd.	6,613	35,513
#Skilled Group, Ltd.	7,444	14,950
Slater & Gordon, Ltd.	9,519	13,488
SMS Management & Technology, Ltd.	19,013	88,981
Sonic Healthcare, Ltd.	145,191	1,812,647
SP Ausnet, Ltd.	435,802	342,476
SP Telemedia, Ltd.	428,098	512,755
Spark Infrastructure Group, Ltd.	478,725	519,054
*Specialty Fashion Group, Ltd.	15,256	15,874
*Sphere Investments, Ltd. (6162272)	78,855	62,355
*Sphere Investments, Ltd. (B1X1CW2)	770	—
Spotless Group, Ltd.	420,369	945,380
#*St. Barbara, Ltd.	312,252	84,498
*Starpharma Holdings, Ltd.	16,742	8,538
Straits Resources, Ltd.	69,392	97,962
*Strike Resources, Ltd.	69,365	52,390
#*Structural Systems, Ltd.	24,031	23,182
#*Stuart Petroleum, Ltd.	5,000	2,364
STW Communications Group, Ltd.	239,020	178,264
Suncorp-Metway, Ltd.	685,004	5,358,012
*Sundance Resources, Ltd.	490,142	66,710
Sunland Group, Ltd.	127,402	82,688
Super Cheap Auto Group, Ltd.	51,629	242,699
*Swick Mining Services, Ltd.	101,218	50,667
Symex Holdings, Ltd.	21,158	10,072
TABCORP Holdings, Ltd.	408,323	2,604,719
*Talent2 International, Ltd.	70,115	97,988
*Tap Oil, Ltd.	67,582	63,250
#Tassal Group, Ltd.	99,990	158,070
Tatts Group, Ltd.	775,534	1,717,196

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Technology One, Ltd.	52,236	$37,900
Telstra Corp., Ltd.	28,140	83,621
#Telstra Corp., Ltd. ADR	36,500	532,900
#Ten Network Holdings, Ltd.	322,458	440,220
#*Terramin Australia, Ltd.	30,707	27,641
TFS Corp., Ltd.	116,947	95,094
Thakral Holdings Group, Ltd.	297,992	115,819
*Thorn Group, Ltd.	86,670	72,012
#*Timbercorp, Ltd.	163,968	6,494
#Toll Holdings, Ltd.	258,825	1,961,928
Tower Australia Group, Ltd.	309,739	816,535
*Tox Free Solutions, Ltd.	10,695	23,555
Transfield Services, Ltd.	200,956	757,697
#Transfield Services, Ltd. Infrastructure Fund	126,482	111,208
#*Transpacific Industries Group, Ltd.	127,747	170,795
#Transurban Group, Ltd.	118,958	482,651
#Troy Resources NL	24,261	50,164
Trust Co., Ltd.	14,242	78,327
#*Unilife Medical Solutions, Ltd.	116,201	112,301
United Group, Ltd.	119,075	1,432,138
*United Minerals Corp. NL	13,517	15,018
UXC, Ltd.	218,161	164,362
*View Resources, Ltd.	143,288	16,767
Village Roadshow, Ltd.	52,985	82,778
*Virgin Blue Holdings, Ltd.	3,195,173	1,421,692
Vision Group Holdings, Ltd.	28,537	29,474
Washington H. Soul Pattinson & Co., Ltd.	188,055	2,250,982
Watpac, Ltd.	96,631	126,881
#*Wattyl, Ltd.	50,015	45,884
WDS, Ltd.	74,726	119,941
Webjet, Ltd.	37,950	63,937
Webster, Ltd.	13,767	6,284
Wesfarmers, Ltd.	309,477	7,722,461
#West Australian Newspapers Holdings, Ltd.	38,737	257,655
#*Western Areas NL	36,191	153,406
Westpac Banking Corp.	133,828	3,127,906
#Westpac Banking Corp. Sponsored ADR	38,600	4,524,692
#*White Energy Co., Ltd.	11,522	26,401
Whitehaven Coal, Ltd.	89,830	311,431
WHK Group, Ltd.	138,538	129,065
Wide Bay Australia, Ltd.	19,015	153,140
#*Windimurra Vanadium, Ltd.	62,376	9,545
Woodside Petroleum, Ltd.	24,351	1,021,414
Woolworths, Ltd.	65,845	1,685,361
WorleyParsons, Ltd.	17,017	392,592
Wotif.com Holdings, Ltd.	29,133	156,617

TOTAL AUSTRALIA		259,061,483

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	3,115	294,464
Andritz AG	6,548	360,596
#*A-TEC Industries AG	13,528	206,314
*BWIN Interactive Entertainment AG	5,610	271,151
BWT AG	2,227	56,950
Constantia Packaging AG	10,441	570,313
#Erste Group Bank AG	91,499	3,678,529
#EVN AG	15,739	297,492
Flughafen Wien AG	4,989	250,406
*Frauenthal Holding AG	198	2,215
#*Intercell AG	6,952	268,579
*Kapsch TrafficCom AG	558	19,619

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Lenzing AG	627	$214,943
Mayr-Melnhof Karton AG	5,046	475,403
Oberbank AG	2,295	143,170
#Oesterreichischen Elektrizitaetswirtschafts AG	4,885	219,294
Oesterreichischen Post AG	21,857	637,910
OMV AG	55,504	2,287,255
Palfinger AG	2,328	55,265
Raiffeisen International Bank-Holding AG	43,802	2,568,614
*RHI AG	9,032	250,616
Rosenbauer International AG	1,136	43,926
*S&T System Integration & Technology Distribution AG	653	13,435
#Schoeller-Bleckmann Oilfield Equipment AG	2,096	97,700
Strabag SE	39,798	1,223,604
Telekom Austria AG	62,009	1,015,772
Telekom Austria AG ADR	4,200	136,920
Uniqa Versicherungen AG	35,238	694,456
#Vienna Insurance Group AG	29,097	1,639,506
Voestalpine AG	96,025	3,283,477
*Warimpex Finanz und Beteiligungs AG	7,537	25,440
*Wienerberger AG	73,559	1,328,815
*Wolford AG	994	17,616
*Zumtobel AG	27,628	477,623

TOTAL AUSTRIA		23,127,388

BELGIUM — (0.9%)
Ackermans & van Haaren NV	27,931	2,021,930
*Agfa-Gevaert NV	156,174	940,751
Anheuser-Busch InBev NV	113,374	5,322,929
*Arseus NV	2,670	32,198
Banque Nationale de Belgique SA	217	1,096,911
*Barco NV	14,077	566,348
Bekaert SA	13,644	1,754,728
#Belgacom SA	19,073	714,354
#Colruyt SA	2,295	546,117
Compagnie d’Entreprises CFE	4,277	243,476
Compagnie Immobiliere de Belgique SA	2,015	61,235
#Compagnie Maritime Belge SA	11,479	344,694
*Deceuninck NV	22,670	46,260
Delhaize Group SA	4,167	283,072
#Delhaize Group SA Sponsored ADR	65,538	4,443,476
*Devgen NV	5,605	83,423
*Dexia SA	182,234	1,514,723
D’Ieteren SA	2,197	796,433
Duvel Moorgat SA	360	24,734
Econocom Group SA	4,469	64,277
Elia System Operator SA/NV	7,004	282,831
#Euronav SA	15,809	308,227
EVS Broadcast Equipment SA	2,078	152,804
#Exmar NV	7,180	90,697
Hamon & Compagnie International SA	743	31,258
Image Recognition Integrated Systems (I.R.I.S.) SA	843	51,185
*International Brachtherapy SA	500	3,004
Ion Beam Applications SA	4,701	64,208
Jensen-Group NV	2,121	20,609
*KBC Groep NV	69,132	2,959,323
Kinepolis Group NV	11,035	449,807
Lotus Bakeries SA	24	11,403
#Melexis NV	4,772	50,085
Mobistar SA	8,610	591,487
*Nyrstar NV	50,088	583,850
Omega Pharma SA	11,563	568,717

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#*Option NV	40,124	$75,950
#*RealDolmen NV	1,244	25,988
Recticel SA	14,875	111,416
Rosier SA	38	15,272
*Roularta Media Group NV	12,286	276,311
SAPEC SA	208	19,136
Sioen Industries NV	4,626	29,253
Sipef NV	5,390	284,965
Solvay SA	49,042	4,815,787
*Spector Photo Group SA	12,000	14,997
*Telenet Group Holding NV	19,890	530,134
Tessenderlo Chemie NV	25,790	944,909
*ThromboGenics NV	3,668	84,996
#UCB SA	91,631	3,911,771
#Umicore SA	65,612	1,992,859
Van De Velde NV	1,613	66,344
*VPK Packaging Group SA	1,132	39,982

TOTAL BELGIUM		40,361,634

CANADA — (7.5%)
*20-20 Technologies, Inc.	600	1,672
*Aastra Technologies, Ltd.	2,200	63,537
*Absolute Software Corp.	21,300	100,590
*Advantage Oil & Gas, Ltd.	58,600	366,098
Aecon Group, Inc.	56,400	584,302
*AEterna Zentaris, Inc.	6,800	7,038
AGF Management, Ltd. Class B	127,071	1,893,059
Agnico Eagle Mines, Ltd.	16,431	874,660
Agrium, Inc.	55,700	2,591,320
*Ainsworth Lumber Co., Ltd.	519	844
Akita Drilling, Ltd.	11,400	101,247
*Alamos Gold, Inc.	32,600	260,306
*AlarmForce Industries, Inc.	2,900	14,794
#*Alexco Resource Corp.	9,700	23,845
#*Alexis Minerals Corp.	31,000	11,173
Alimentation Couche-Taro, Inc. Class B	69,300	1,216,216
*Alter NRG Corp.	7,400	15,182
*Altius Minerals Corp.	28,500	178,314
*Amerigo Resources, Ltd.	45,100	28,342
*Anderson Energy, Ltd.	37,400	34,218
Andrew Peller, Ltd.	1,900	14,047
#*Angiotech Pharmaceuticals, Inc.	37,400	48,735
#*Antrim Energy, Inc.	51,600	61,517
#*Anvil Mining, Ltd.	35,100	97,640
#*Aquiline Resources, Inc.	22,800	123,687
*Arsenal Energy, Inc.	23,500	9,665
Astral Media, Inc. Class A	32,094	950,318
*Atna Resource, Ltd.	5,200	3,604
*Atrium Innovations, Inc.	15,814	206,069
*ATS Automation Tooling System, Inc.	81,340	469,826
*Augusta Resource Corp.	25,200	63,346
*Aurizon Mines, Ltd.	17,600	75,634
*AXIA NetMedia Corp.	50,400	64,744
*Azure Dynamics Corp.	51,000	14,140
*B2Gold Corp.	26,267	18,206
*Baffinland Iron Mines Corp.	42,300	21,110
*Baja Mining Corp.	20,100	14,675
#*Ballard Power Systems, Inc.	162,070	351,984
#Bank of Montreal	202,373	9,362,592
Bank of Nova Scotia	172,301	7,205,416
#*Bankers Petroleum, Ltd.	40,733	178,434

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Barrick Gold Corp.	132,617	$4,774,972
BCE, Inc.	124,816	2,986,448
#*Berens Energy, Ltd.	26,800	28,483
*BioMS Medical Corp.	21,900	6,578
*Bioniche Life Sciences, Inc.	3,000	1,178
*BioteQ Environmental Technologies, Inc.	4,900	5,344
#Biovail Corp.	131,310	1,771,754
*Birch Mountain Resources, Ltd.	1,200	6
*Birchcliff Energy, Ltd.	97,100	656,875
#*Blackpearl Resources, Inc.	71,958	142,978
BMTC Group, Inc.	800	16,258
#*BNK Petroleum, Inc.	10,779	13,149
Bombardier, Inc. Class B	136,200	552,579
*Boralex, Inc. Class A	22,300	183,420
*Breaker Energy, Ltd.	35,900	178,496
#*Breakwater Resources, Ltd.	141,200	50,240
CAE, Inc.	188,015	1,464,781
*Caledonia Mining Corp.	83,000	4,986
Calfrac Well Services, Ltd.	28,700	454,617
Calian Technologies, Ltd.	1,000	16,173
*Calvalley Petroleum, Inc.	74,400	142,330
Cameco Corp.	34,500	961,619
*Canaccord Capital, Inc.	60,500	635,165
Canada Bread Co., Ltd.	7,900	334,019
Canadian Imperial Bank of Commerce	116,574	6,679,532
Canadian National Railway Co.	54,400	2,629,379
Canadian National Resources, Ltd.	102,900	6,677,730
Canadian Pacific Railway, Ltd.	60,915	2,640,279
*Canadian Royalties, Inc.	50,400	31,673
#Canadian Tire Corp. Class A	67,210	3,396,992
Canadian Utilities, Ltd. Class A	59,100	2,104,453
Canadian Western Bank	43,800	865,435
*Canadian Zinc Corp.	74,236	22,983
Canam Group, Inc. Class A	44,200	282,262
*Candente Resource Corp.	9,800	3,940
*Canfor Corp.	84,200	470,782
*Cangene Corp.	35,800	192,557
*CanWest Global Communications Corp.	36,200	7,862
*Capstone Mining Corp.	56,500	152,470
*Cardero Resource Corp.	18,400	21,086
*Cardiome Pharma Corp.	12,700	48,708
*Carpathian Gold, Inc.	17,400	5,307
Cascades, Inc.	76,565	495,314
*Catalyst Paper Corp.	422,598	103,497
CCL Industries, Inc. Class B	30,800	639,312
*CE Franklin, Ltd.	13,700	82,297
*Celestica, Inc.	228,200	1,881,192
*Celtic Exploration, Ltd.	31,250	563,167
#*Centerra Gold, Inc.	66,006	506,307
*CGI Group, Inc.	238,000	2,907,777
*Chariot Resouces, Ltd.	63,000	17,467
*Churchill Corp. (The)	7,500	109,722
#CI Financial Corp.	26,600	469,289
*CIC Energy Corp.	12,450	20,135
*Cinch Energy Corp.	19,600	27,171
Clairvest Group, Inc.	1,100	12,580
*Clarke, Inc.	13,900	41,878
*Claude Resources, Inc.	32,600	23,199
*Coalcorp Mining, Inc.	62,457	10,101
#*Coastal Contacts, Inc.	16,400	18,642
Cogeco Cable, Inc.	15,000	429,463

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*COM DEV International, Ltd.	34,000	$96,465
#*Comaplex Minerals Corp.	17,100	98,771
*Compton Petroleum Corp.	51,200	52,049
Computer Modelling Group, Ltd.	1,100	15,818
*Connacher Oil & Gas, Ltd.	188,200	172,190
Constellation Software, Inc.	1,100	36,343
*CoolBrands International, Inc.	500	388
Corby Distilleries, Ltd.	8,750	124,936
*Corridor Resources, Inc.	89,500	260,547
Corus Entertainment, Inc. Class B	117,100	1,925,243
*Cott Corp.	61,900	489,685
#Crescent Point Energy Corp.	51,800	1,761,693
*Crew Energy, Inc.	73,108	669,563
*Crew Gold Corp.	750	173
*Crystallex International Corp.	43,500	9,648
*CVTech Group, Inc.	9,700	16,046
Dalsa Corp.	11,700	75,798
#*Daylight Resources Trust	52,190	417,694
*Delphi Energy Corp.	67,600	96,210
#*Denison Mines Corp.	105,220	160,448
*Descartes Systems Group, Ltd. (The)	35,300	183,016
#*Detour Gold Corp.	6,993	86,277
*DiagnoCure, Inc.	20,200	18,482
*Discovery Air, Inc. Class A	22,800	5,057
Dorel Industries, Inc. Class B	24,100	646,572
*DragonWave, Inc.	2,000	16,025
*Dundee Precious Metals, Inc.	32,400	108,095
DundeeWealth, Inc.	38,700	448,499
*Dynasty Metals & Mining, Inc.	6,200	23,263
*Eastern Platinum, Ltd.	336,500	223,908
*Eastmain Resources, Inc.	27,600	33,159
easyhome, Ltd.	500	3,942
EGI Financial Holdings, Inc.	900	8,733
*Eldorado Gold Corp.	67,400	751,207
*Ember Resources, Inc.	59	57
Emera, Inc.	8,800	179,164
Empire Co., Ltd. Class A	21,300	846,252
Enbridge, Inc.	70,596	2,746,071
EnCana Corp.	208,817	11,578,966
#*Endeavour Silver Corp.	20,100	53,870
Enghouse Systems, Ltd.	6,700	42,105
Ensign Energy Services, Inc.	106,200	1,523,242
#*Entree Gold, Inc.	16,600	40,347
#*Epsilon Energy, Ltd.	12,542	23,182
#*Equinox Minerals, Ltd.	302,377	1,017,192
Equitable Group, Inc.	10,055	191,426
*Etruscan Resources, Inc.	15,100	6,908
*Euro Goldfields, Ltd.	148,900	839,416
Evertz Technologies, Ltd.	11,200	151,017
Exco Technologies, Ltd.	7,600	12,291
*Exfo Electro-Optical Engineering, Inc.	15,876	57,955
#*Fairborne Energy, Ltd.	70,476	289,837
Fairfax Financial Holdings, Inc.	12,500	4,471,489
*Far West Mining, Ltd.	10,800	31,041
*Farallon Mining, Ltd.	210,000	91,216
Finning International, Inc.	132,200	1,949,921
First Quantum Minerals, Ltd.	43,713	2,990,283
*First Uranium Corp.	40,400	100,809
*FirstService Corp.	9,700	172,835
*Flint Energy Services, Ltd.	37,800	410,471
*FNX Mining Co., Inc.	41,966	390,553

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Formation Capital Corp.	53,900	$13,948
*Forsys Metals Corp.	22,300	77,078
#Fortis, Inc.	53,400	1,248,574
*Fortune Minerals, Ltd.	15,400	10,105
Forzani Group, Ltd. Class A	37,500	433,205
Franco-Nevada Corp.	48,400	1,203,235
*Fraser Papers, Inc.	6,400	384
*Fronteer Development Group, Inc.	84,375	321,265
*Galleon Energy, Inc. Class A	53,500	268,971
*GBS Gold International, Inc.	42,400	—
Gennum Corp.	29,100	114,028
#George Weston, Ltd.	21,500	1,096,012
Gerdau Ameristeel Corp.	110,600	752,291
*Gildan Activewear, Inc.	54,600	961,763
*Glacier Media, Inc.	22,700	38,811
Glentel, Inc.	3,800	49,166
*Globestar Mining Corp.	35,100	28,870
Gluskin Shef & Associates, Inc.	1,400	24,518
*GLV, Inc.	4,500	37,512
*GMP Capital, Inc.	8,800	118,900
Goldcorp, Inc.	190,221	6,993,199
*Golden Star Resources, Ltd.	261,200	813,497
*Grande Cache Coal Corp.	62,000	213,724
#*Great Basin Gold, Ltd.	238,300	350,166
*Great Canadian Gaming Corp.	76,200	529,573
#Great West Lifeco, Inc.	55,900	1,224,370
#*Greystar Resources, Ltd.	6,700	28,483
Groupe Aeroplan, Inc.	161,900	1,385,513
*Guyana Goldfields, Inc.	21,800	112,621
*Hanfeng Evergreen, Inc.	25,900	142,419
*Hanwei Energy Services Corp.	17,862	14,857
Harry Winston Diamond Corp.	74,100	607,428
*Helix BioPharma Corp.	900	1,938
*Hemisphere GPS, Inc.	46,880	41,159
*Heroux-Devtek, Inc.	27,600	128,046
*Hillsborough Resources, Ltd.	15,100	6,419
Home Capital Group, Inc.	19,200	647,660
*Horizon North Logistics, Inc.	4,650	6,231
*HudBay Minerals, Inc.	169,409	2,193,448
Husky Energy, Inc.	11,800	310,799
*Hydrogenics Corp.	17,500	8,410
#IAMGOLD Corp.	357,182	4,736,899
IESI-BFC, Ltd.	64,462	828,078
IGM Financial, Inc.	28,900	1,029,615
*Imax Corp.	18,100	186,846
#*Imperial Metals Corp.	28,700	149,329
Imperial Oil, Ltd.	15,803	594,411
Indigo Books & Music, Inc.	3,600	44,249
Industrial Alliance Insurance & Financial Services, Inc.	68,500	1,758,634
Inmet Mining Corp.	51,894	2,749,967
*Insignia Energy, Ltd.	4,148	7,667
#Intact Financial Corp.	52,000	1,581,073
*Inter-Citic Minerals, Inc.	9,600	7,009
*Intermap Technologies, Ltd.	19,600	45,284
*International Forest Products, Ltd. Series A	23,700	65,709
International Royalty Corp.	77,100	292,140
#*Intertape Polymer Group, Inc.	36,100	62,722
*Iteration Energy, Ltd.	98,458	103,731
#*Ivanhoe Energy, Inc.	102,500	238,714
*Ivanhoe Mines, Ltd.	87,700	945,041
*Ivernia, Inc.	57,500	17,270

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Jean Coutu Group (PJC), Inc. Class A (The)	95,600	$779,254
#*Jinshan Gold Mines, Inc.	28,700	46,682
*KAB Distribution, Inc.	27,975	50
*Katanga Mining, Ltd.	100,800	68,004
Keystone North America, Inc.	2,000	14,546
*Kimber Resources, Inc.	15,200	9,131
#Kingsway Financial Services, Inc.	67,900	257,908
Kinross Gold Corp.	156,129	2,900,229
#*Kirkland Lake Gold, Inc.	11,500	89,275
#*Labopharm, Inc.	20,600	31,984
#*Lake Shore Gold Corp.	161,100	509,183
#*Laramide Resources, Ltd.	25,500	30,165
Laurentian Bank of Canada	28,640	1,046,291
#Le Chateau, Inc.	9,300	103,138
Leon’s Furniture, Ltd.	24,200	214,704
Linamar Corp.	55,500	774,502
Loblaw Cos., Ltd.	36,600	1,010,005
*Logibec Group Informatique, Ltd.	900	14,972
*Lundin Mining Corp.	316,859	1,273,820
*MacDonald Dettweiler & Associates, Ltd.	24,500	835,497
Magna International, Inc. Class A	91,087	3,595,329
*Mahalo Energy, Ltd.	683	13
Major Drilling Group International, Inc.	26,300	524,517
Manitoba Telecom Services, Inc.	14,600	423,812
#Manulife Financial Corp.	443,273	8,316,105
Maple Leaf Foods, Inc.	64,800	671,326
*March Networks Corp.	5,000	17,790
Marsulex, Inc.	1,200	11,256
*Martinrea International, Inc.	45,800	303,908
#Matrikon, Inc.	7,200	18,299
*MAXIM Power Corp.	24,537	79,141
*MDC Partners, Inc. Class A	11,300	91,273
*MDN, Inc.	24,200	12,972
*MDS, Inc.	76,126	602,226
*Mediagrif Interactive Technologies, Inc.	1,100	4,168
*Mega Uranium, Ltd.	167,100	112,733
Methanex Corp.	106,400	1,834,873
Metro, Inc. Class A	56,500	1,762,280
*MGM Energy Corp.	248	30
*Midnight Oil Exploration, Ltd.	4,200	4,270
#*Migao Corp.	20,700	128,939
*Minco Silver Corp.	6,700	13,003
*Miranda Technologies, Inc.	17,400	91,177
MKS, Inc.	100	846
Mosaid Technologies, Inc.	8,200	124,662
Mullen Group, Ltd.	26,200	378,938
National Bank of Canada	95,243	4,963,498
*Neo Material Technologies, Inc.	77,100	245,825
#*New Gold, Inc.	271,300	982,853
Nexen, Inc.	166,522	3,582,674
*NGEx Resources, Inc.	21,259	11,788
Niko Resources, Ltd.	13,900	1,125,308
Norbord, Inc.	8,930	122,885
*North American Energy Partners, Inc.	300	1,666
#*North American Palladium, Ltd.	49,800	119,662
*Northgate Minerals Corp.	282,900	724,211
*Northstar Aerospace, Inc.	3,323	2,641
*NovaGold Resources, Inc.	34,200	146,339
*Nuvista Energy, Ltd.	79,713	846,451
*Olympus Pacific Minerals, Inc.	13,600	3,394
#*Oncolytics Biotech, Inc.	15,300	49,348

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Onex Corp.	80,068	$1,806,257
#*Open Range Energy Corp.	9,100	17,240
*Open Text Corp.	50,300	1,878,028
*OPTI Canada, Inc.	103,221	181,248
*Orleans Energy, Ltd.	17,500	37,683
*Oromin Explorations, Ltd.	5,500	4,676
*Orvana Minerals Corp.	35,300	27,730
#*Osisko Mining Corp.	64,400	434,472
#*Pacific Rubiales Energy Corp.	172,974	2,105,326
*Paladin Labs, Inc.	4,600	78,434
*Pan Amer Silver Corp.	66,000	1,396,183
*Paramount Resources, Ltd. Class A	36,600	455,957
*Parkbridge Lifestyles Communities, Inc.	11,300	42,295
Pason Systems, Inc.	21,919	229,916
*Petaquilla Minerals, Ltd.	18,400	4,591
*Petro Andina Resources, Inc.	5,200	51,421
#*PetroBakken Energy, Ltd.	73,970	2,134,230
#*Petrobank Energy & Resources, Ltd.	23,149	1,012,775
#*Petrolifera Petroleum, Ltd.	18,900	15,720
#*Platinum Group Metals, Ltd.	1,800	2,795
#*Plutonic Power Corp.	12,600	35,516
*Points International, Ltd.	64,200	19,580
*Polaris Miner Corp.	6,700	11,084
#*PolyMet Mining Corp.	16,300	42,782
Potash Corp. of Saskatchewan, Inc.	12,800	1,193,705
*Potash One, Inc.	18,700	43,205
#Progress Energy Resources Corp.	132,000	1,688,351
*ProMetic Life Sciences, Inc.	41,000	7,199
*ProspEx Resouces, Ltd.	19,132	17,151
Pulse Seismic, Inc.	59,500	63,236
*Pure Energy Services, Ltd.	9,000	16,053
*QLT, Inc.	89,400	301,566
*Quadra Mining, Ltd.	79,600	1,109,346
Quebecor, Inc. Class B	49,100	1,003,282
*Queenston Mining, Inc.	6,500	33,339
#Quest Capital Corp.	121,236	119,886
#*Questerre Energy Corp.	29,300	64,717
*Red Back Mining, Inc.	69,000	894,025
Reitmans Canada, Ltd.	31,100	469,640
Rentcash, Inc.	7,253	69,376
*Research In Motion, Ltd.	23,400	1,380,147
*Resin Systems, Inc.	34,800	10,131
#*Resverlogix Corp.	8,600	19,234
Richelieu Hardware, Ltd.	11,700	218,959
*Richmont Mines, Inc.	14,300	38,722
#Ritchie Brothers Auctioneers, Inc.	12,400	273,085
*Rock Energy, Inc.	8,800	24,561
Rogers Communications, Inc. Class B	22,200	651,402
*RONA, Inc.	99,400	1,360,486
#Royal Bank of Canada	162,793	8,244,588
#*Rubicon Minerals Corp.	56,800	228,869
*RuggedCom, Inc.	800	13,863
#Russel Metals, Inc.	95,020	1,388,352
Samuel Manu-Tech, Inc.	5,100	20,597
*Sandvine Corp.	834,400	971,622
Saputo, Inc.	29,700	712,822
Savanna Energy Services Corp.	64,200	426,596
Sceptre Invesment Counsel, Ltd.	900	4,991
*Scorpio Mining Corp.	32,467	18,003
*Seabridge Gold, Inc.	5,700	114,574
*SEMAFO, Inc.	133,000	403,161

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Shaw Communictions, Inc. Class B	28,100	$499,908
ShawCor, Ltd.	35,700	929,081
Sherritt International Corp.	235,300	1,509,156
Shoppers Drug Mart Corp.	22,000	874,063
#*Shore Gold, Inc.	110,727	92,098
*Sierra Wireless, Inc.	33,000	296,742
*Silver Standard Resources, Inc.	31,300	586,631
*Silver Wheaton Corp.	161,400	2,028,594
Silvercorp Metals, Inc.	28,300	146,201
*Sino-Forest Corp.	130,400	1,835,398
SNC-Lavalin Group, Inc.	15,900	642,877
*Softchoice Corp.	5,700	41,089
*St. Andrew Goldfields, Ltd.	53,000	24,491
*Stantec, Inc.	32,900	795,097
*Starfield Resources, Inc.	45,300	4,396
Stella-Jones, Inc.	2,800	55,894
*Storm Cat Energy Corp.	500	18
#*Storm Exploration, Inc.	9,300	115,858
*Stornoway Diamond Corp.	64,920	17,399
#Sun Life Financial, Inc.	256,300	7,089,376
Suncor Energy, Inc.	402,417	13,358,748
#*SunOpta, Inc.	69,500	254,993
*Sun-Rype Products, Ltd.	100	874
#Superior Plus Corp.	25,500	290,102
*SXC Health Solutions Corp.	9,600	440,852
*Tahera Diamond Corp.	15,580	72
Talisman Energy, Inc.	499,600	8,523,281
#*Tanzanian Royalty Exploration Corp.	13,400	38,762
*Taseko Mines, Ltd.	55,600	150,555
*Teck Resources, Ltd. Class B	337,587	9,799,554
Telus Corp.	16,961	532,789
*Terra Energy Corp.	2,000	2,939
*Theratechnologies, Inc.	35,600	92,121
#*Thompson Creek Metals Co., Inc.	83,500	843,450
#Thomson Reuters Corp.	133,088	4,233,528
*Thomson Reuters Corp. ADR	33,690	1,066,288
*Tim Hortons, Inc.	31,600	904,442
#*Timminco, Ltd.	23,700	40,301
#TMX Group, Inc.	17,400	466,337
#Toromont Industries, Ltd.	33,000	755,122
#Toronto Dominion Bank	234,460	13,364,903
#Torstar Corp. Class B	63,200	450,323
Total Energy Services, Inc.	5,200	22,298
TransAlta Corp.	139,338	2,599,911
Transat A.T., Inc. Class A	134	1,775
Transat A.T., Inc. Class B	2,900	38,969
TransCanada Corp.	118,764	3,639,586
Transcontinental, Inc. Class A	43,916	527,211
*Transglobe Energy Corp.	51,700	196,374
*Transition Therapeutics, Inc.	5,111	36,607
Trican Well Service, Ltd.	57,600	673,921
Trinidad Drilling, Ltd.	98,800	645,549
TVA Group, Inc. Class B	4,447	52,194
*UEX Corp.	23,700	24,093
Uni-Select, Inc.	11,200	278,331
#*Uranium One, Inc.	396,280	1,124,328
*Ur-Energy, Inc.	83,500	69,451
*UTS Energy Corp.	171,400	323,142
*Vecima Network, Inc.	2,200	11,121
#*Vector Aerospace Corp.	12,300	69,454
*Verenex Energy, Inc.	14,700	93,059

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Vero Energy, Inc.	33,200	$120,275
*Virginia Mines, Inc.	6,950	32,565
#*Viterra, Inc.	288,658	2,747,726
*Vitran Corp., Inc.	2,400	20,517
#*Webtech Wireless, Inc.	15,500	14,325
*Wescast Industries, Inc.	847	2,035
Wesdome Gold Mines, Ltd.	60,300	113,127
*West 49, Inc.	2,133	912
*West Energy, Ltd.	71,000	167,977
West Fraser Timber Co., Ltd.	25,700	619,907
*West Timmins Mining, Inc.	48,700	112,518
*Westaim Corp.	100	33
#*Western Coal Corp.	60,500	156,555
Western Financial Group, Inc.	36,865	76,657
*Westjet Airlines, Ltd.	6,100	61,899
#*Westport Innovations, Inc.	7,228	71,475
Wi-LAN, Inc.	74,100	149,289
Winpak, Ltd.	26,260	185,171
*Wireless Matrix Corp.	29,700	25,801
*Xceed Mortgage Corp.	7,500	11,852
*Xtreme Coil Drilling Corp.	13,800	62,492
#Yamana Gold, Inc.	386,016	4,095,433
*YM Biosciences, Ltd.	15,400	20,067
*Zarlink Semiconductor, Inc.	40,900	29,105
ZCL Composite, Inc.	9,400	33,620

TOTAL CANADA		325,203,337

DENMARK — (0.8%)
A.P. Moller - Maersk A.S.	312	2,130,347
*Aarhus Lokalbank A.S.	809	11,113
#*Affitech A.S.	10,000	973
#*Aktieselskabet Roskilde Bank A.S.	4,500	311
*Aktieselskabet Skjern Bank A.S.	210	7,565
Alk-Abello A.S.	4,553	386,571
*Alm. Brand A.S.	8,430	205,323
*Amagerbanken A.S.	8,427	92,758
Ambu A.S.	2,123	43,513
#Auriga Industries A.S. Series B	10,755	181,584
*Bang & Olufsen Holdings A.S.	23,457	360,512
#*Bavarian Nordic A.S.	5,889	234,034
*BoConcept Holding A.S.	450	10,626
*Brodrene Hartmann A.S. Series B	2,300	33,183
*Brondbyernes IF Fodbold A.S. Series B	3,120	18,502
*Capinordic A.S.	24,798	13,312
Carlsberg A.S. Series B	39,188	2,747,459
#Coloplast A.S.	3,250	265,365
D/S Norden A.S.	17,474	654,801
*Dalhoff, Larson & Horneman A.S. Series B	9,916	47,629
Danisco A.S.	42,230	2,633,586
*Danske Bank A.S.	124,237	2,853,302
*Dantherm Holding A.S.	1,597	7,448
#*DFDS A.S.	1,570	107,809
*DiBa Bank A.S.	10,296	208,804
*Djursland Bank A.S.	1,040	32,383
#*DSV A.S.	103,658	1,611,162
East Asiatic Co., Ltd. A.S.	15,063	544,191
*Fionia Holding A.S.	53,180	—
#FLSmidth & Co. A.S.	38,071	2,014,051
Fluegger A.S. Series B	350	27,687
#*Genmab A.S.	11,244	293,694
*GN Store Nord A.S.	161,595	907,278

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
#*Greentech Energy Systems A.S.	27,817	$138,254
*Gronlandsbanken A.S.	290	22,856
#*H&H International A.S. Series B	360	18,418
H. Lundbeck A.S.	19,503	377,732
Harboes Bryggeri A.S.	2,250	53,243
IC Companys A.S.	4,735	131,111
Jeudan A.S.	1,343	118,520
*Jyske Bank A.S.	37,026	1,381,961
*Lastas A.S. Series B	1,600	12,153
*Maconomy Corp. A.S.	10,500	14,523
*Mols-Linien A.S.	2,000	22,637
#*NeuroSearch A.S.	4,479	73,887
#*NKT Holding A.S.	17,871	1,014,013
*Nordjyske Bank A.S.	3,195	72,910
*Norresundby Bank A.S.	880	31,170
Novo-Nordisk A.S. Series B	2,000	124,252
#Novo-Nordisk A.S. Sponsored ADR	22,700	1,410,805
#Novozymes A.S. Series B	4,419	404,216
*Ostjydsk Bank A.S.	285	26,538
#*Parken Sport & Entertainment A.S.	724	70,724
Per Aarsleff A.S. Series B	1,199	128,468
*Ringkjoebing Landbobank A.S.	2,762	336,574
#Rockwool International A.S.	5,950	503,256
*Royal Unibrew A.S.	2,135	62,111
*RTX Telecom A.S.	900	1,294
*Sanistal A.S. Series B	310	5,058
Satair A.S.	1,556	53,404
Schouw & Co. A.S.	9,976	195,132
SimCorp A.S.	1,323	254,717
#*Sjaelso Gruppen A.S.	14,086	41,256
Solar Holdings A.S. Series B	2,614	151,839
Sondagsavisen A.S.	3,000	16,272
*Spar Nord Bank A.S.	32,538	390,509
*Sparbank A.S.	1,926	48,316
*Sparekassen Faaborg A.S.	271	46,100
#*Sydbank A.S.	48,049	1,175,169
Thrane & Thrane A.S.	2,418	65,956
Tivoli A.S.	90	57,197
*TK Development A.S.	30,202	142,488
*Topdanmark A.S.	7,535	1,086,461
*TopoTarget A.S.	120,726	61,344
Torm A.S.	17,646	188,773
#Torm A.S. ADR	23,082	244,669
Trygvesta A.S.	12,050	868,266
#*Vestas Wind Systems A.S.	33,103	2,321,729
*Vestjysk Bank A.S.	23,022	475,769
#*William Demant Holding A.S.	3,287	233,718

TOTAL DENMARK		33,362,644

FINLAND — (1.3%)
Ahlstrom Oyj	15,827	217,107
#*Aldata Solutions Oyj	22,500	15,875
Alma Media Oyj	12,730	126,985
#Amer Sports Oyj Series A	135,290	1,184,922
Aspo Oyj	7,309	64,512
Atria P.L.C.	18,777	350,407
Bank of Aland P.L.C.	1,000	35,200
BasWare Oyj	4,070	79,866
*Biotie Therapies Corp. Oyj	16,215	12,414
Cargotec Oyj Series B	20,326	435,348
Componenta Oyj	4,400	26,505

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Comptel P.L.C.	51,194	$54,892
#Cramo Oyj	9,053	146,635
Digia P.L.C.	5,039	22,810
Efore Oyj	7,109	8,872
*Elcoteq SE	14,272	22,858
#*Elektrobit Corp.	432,696	445,643
Elisa Oyj	76,185	1,475,414
Etteplan Oyj	7,802	34,843
*Finnair Oyj	67,697	384,929
*Finnlines Oyj	17,325	178,348
Fiskars Oyj Abp Series A	25,877	366,168
#Fortum Oyj	93,417	2,211,070
#F-Secure Oyj	10,500	38,254
Glaston Oyj Abp	9,400	16,320
HKScan Oyj Series A	20,812	269,891
Huhtamaki Oyj	92,888	1,255,540
#Ilkka-Yhtyma Oyj	33,264	297,014
KCI Konecranes Oyj	19,799	528,391
#Kemira Oyj	73,405	1,163,941
Kesko Oyj	53,843	1,791,847
Kone Oyj Series B	35,243	1,315,830
Laennen Tehtaat Oyj	1,800	39,439
Lassila & Tikanoja Oyj	15,665	350,306
Lemminkainen Oyj	34,746	1,329,542
#*Metso Corp. Oyj	82,406	2,301,157
Metso Corp. Oyj Sponsored ADR	10,246	288,425
#*M-Real Oyj Series B	222,705	323,511
#Neste Oil Oyj	104,620	1,850,410
Nokia Oyj	16,825	212,520
Nokia Oyj Sponsored ADR	159,500	2,011,295
#Nokian Renkaat Oyj	53,099	1,133,028
Okmetic Oyj	6,300	23,107
Olvi Oyj Series A	3,350	119,822
Oriola-KD Oyj Series A	1,000	5,310
Oriola-KD Oyj Series B	70,021	369,237
Orion Oyj Series A	13,037	249,027
Orion Oyj Series B	35,639	677,244
#Outokumpu Oyj Series A	95,356	1,576,778
Outotec Oyj	9,064	286,683
PKC Group Oyj	17,329	139,978
#Pohjola Bank P.L.C.	153,856	1,709,690
*Ponsse Oyj	56,952	435,692
#Poyry Oyj	10,794	159,704
Raisio P.L.C.	154,444	576,836
*Ramirent Oyj	89,332	888,558
Rapala VMC Oyj	14,912	106,428
#Rautaruukki Oyj Series K	65,187	1,328,775
#Ruukki Group Oyj	187,282	600,295
Sampo Oyj	189,375	4,532,740
#Sanoma Oyj	58,265	1,075,571
Scanfil Oyj	17,754	67,625
Stockmann Oyj Abp Series A	8,998	245,602
#Stockmann Oyj Abp Series B	14,860	380,673
Stora Enso Oyj Series R	509,615	3,857,267
Stora Enso Oyj Sponsored ADR	109,100	822,614
Talentum Oyj	3,423	9,477
Tecnomen Lifetree Oyj	215,467	291,174
Teleste Oyj	3,831	22,459
Tieto Oyj	55,551	1,109,458
Trainers’ House P.L.C.	23,700	18,142
Turkistuottajat Oyj	1,600	20,255

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
UPM-Kymmene Oyj	533,286	$6,400,176
UPM-Kymmene Oyj Sponsored ADR	78,154	932,377
#Uponor Oyj Series A	42,609	771,272
#Vacon Oyj	2,122	75,383
Vaisala Oyj Series A	4,589	163,168
#Wartsila Corp. Oyj Series B	45,706	1,654,590
#Yit Oyj	65,662	1,268,159

TOTAL FINLAND		57,389,630

FRANCE — (7.1%)
Accor SA	19,546	936,057
#Aeroports de Paris SA	10,794	819,314
#*Air France-KLM SA	118,390	1,815,139
#Air Liquide SA	21,045	2,266,561
#*Alcatel-Lucent SA	111,418	417,254
*Alcatel-Lucent SA Sponsored ADR	1,619,776	5,976,973
Alstom SA	18,207	1,261,528
*ALTEN SA	6,975	174,983
#*Altran Technologies SA	91,007	438,041
April Group SA	5,587	209,521
*Archos SA	364	2,511
Arkema SA	36,067	1,376,849
Assystem SA	12,164	163,833
#*Atari SA	13,141	155,437
*Atos Origin SA	52,648	2,464,801
Aubay SA	3,818	22,475
Audika SA	1,077	34,329
*Avanquest Software SA	1,259	5,609
Avenir Telecom SA	14,156	24,299
AXA SA	3,554	88,389
#AXA SA Sponsored ADR	450,270	11,166,696
Beneteau SA	18,392	287,759
bioMerieux SA	3,881	430,766
BNP Paribas SA	264,297	19,910,585
Boiron SA	3,720	153,256
#Bonduelle SCA	2,952	338,428
*Bongrain SA	7,954	599,952
#Bourbon SA	55,420	2,304,872
Bouygues SA	81,842	3,854,121
*Bull SA	33,785	141,220
Bureau Veritas SA	9,495	522,808
Canal Plus SA	10,302	82,181
Capgemini SA	113,147	5,241,696
#Carbone Lorraine SA	18,645	638,838
Carrefour SA	52,357	2,247,302
#Casino Guichard Perrachon SA	32,576	2,588,535
#*Cegedim SA	962	92,037
CEGID Group SA	13,968	324,894
Christian Dior SA	19,425	1,937,215
#Cie Generale D’Optique Essilor Intenational SA	20,406	1,142,555
Ciments Francais SA	7,304	795,985
*Club Mediterranee SA	9,596	194,663
CNP Assurances SA	17,922	1,731,847
#Compagnie de Saint-Gobain SA	199,892	9,740,682
*Compagnie Generale de Geophysique-Veritas SA	29,777	589,742
#*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	97,282	1,930,075
#Compagnie Generale des Establissements Michelin SA Series B	82,860	6,138,018
Credit Agricole SA	270,093	5,173,673
#*CS Communication & Systemes SA	2,624	31,678
Damartex SA	174	3,809
Danone SA	15,069	905,259

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Dassault Systemes SA	7,772	$448,513
#Dassault Systemes SA ADR	5,637	327,228
Delachaux SA	5,583	385,835
#Derichebourg SA	25,343	124,425
#EDF Energies Nouvelles SA	10,871	580,292
Eiffage SA	30,289	1,649,988
Electricite de France SA	13,190	735,152
Electricite de Strasbourg SA	606	99,366
Entrepose Contracting SA	189	17,147
#Eramet SA	2,073	645,544
Esso S.A.F.	3,830	524,339
Establissements Maurel et Prom SA	163,084	3,278,556
*Etam Developpement SA	26,635	581,890
Euler Hermes SA	22,049	1,750,399
*Euro Disney SCA (4320878)	60	11
*Euro Disney SCA (B29QD14)	13,110	103,961
#European Aeronautic Defence & Space Co. EADS NV	211,695	3,964,091
Eutelsat Communications SA	19,212	610,647
Exel Industries SA	1,907	78,136
Faiveley SA	1,178	97,800
*Faurecia SA	14,613	282,307
#Fimalac SA	7,726	402,646
Fleury Michon SA	665	37,535
France Telecom SA	20,118	498,499
#France Telecom SA Sponsored ADR	212,700	5,364,294
*Gascogne SA	555	26,120
Gaumont SA	768	46,501
#*GDF Suez SA	332,503	13,901,095
GDF Suez SA Sponsored ADR	668	27,989
#*Gemalto NV	85,331	3,586,245
GFI Informatique SA	48,262	237,381
Gifi SA	712	47,300
Ginger Groupe Ingenierie Europe SA	1,542	31,309
GL Events SA	15,066	351,560
Groupe Crit SA	2,059	50,310
Groupe Danone SA	35,600	427,200
*Groupe Eurotunnel SA	177,922	1,758,846
#Groupe Open SA	2,036	18,803
#Groupe Steria SCA	32,612	974,275
Guerbet SA	561	92,365
Guyenne et Gascogne SA	4,440	443,843
#Haulotte Group SA	21,780	237,280
Havas SA	376,682	1,431,669
#Hermes International SA	8,123	1,129,632
#Iliad SA	3,295	356,779
Imerys SA	41,503	2,274,879
Ingenico SA	24,733	610,479
Inter Parfums Holdings SA	2,389	69,237
Ipsen SA	7,113	362,419
Ipsos SA	20,601	630,752
#*JC Decaux SA	52,548	1,062,429
*Kaufman & Broad SA	549	13,348
Korian SA	6,472	186,094
#Lafarge SA	60,434	4,905,414
Lafarge SA Sponsored ADR	82,410	1,672,923
Lagardere SCA	106,767	4,823,665
Laurent-Perrier SA	1,163	92,874
#*Lectra SA	39,082	143,670
#Legrand SA	47,639	1,292,291
Lisi SA	1,725	78,493
#L’Oreal SA	9,223	943,019

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#*LVL Medical Groupe SA	1,560	$34,649
#LVMH Moet Hennessy Louis Vuitton SA	17,187	1,779,733
M6 Metropole Television SA	28,482	686,047
Maisons France Confort SA	1,648	57,173
#*Manitou BF SA	14,306	207,801
Manutan International SA	1,789	97,648
#*Meetic SA	6,770	198,209
*Montupet SA	24,394	149,750
#Mr. Bricolage SA	5,705	102,625
*Natixis SA	766,093	4,303,557
#Naturex SA	1,307	55,611
#Neopost SA	13,765	1,204,628
#Nexans SA	38,506	2,719,075
Nexity SA	33,053	1,229,585
Norbert Dentressangle SA	2,916	201,210
#*NRJ Group SA	163,222	1,546,251
*Oeneo SA	14,931	24,568
#*Orco Property Group SA	3,090	31,031
#Orpea SA	6,112	275,372
#PagesJaunes SA	101,854	1,248,012
*Parrot SA	2,707	37,234
#Pernod-Ricard SA	42,731	3,559,794
#*Peugeot SA	137,626	4,483,046
Pierre & Vacances SA	4,131	340,448
Plastic Omnium SA	4,095	116,737
Plastivaloire SA	1,015	20,911
PPR SA	39,212	4,273,452
#Publicis Groupe SA	34,815	1,322,882
Publicis Groupe SA ADR	25,023	953,126
Radiall SA	200	14,120
Rallye SA	8,827	299,694
*Recylex SA	3,509	45,066
#Remy Cointreau SA	26,146	1,262,371
*Renault SA	95,641	4,280,006
*Rexel SA	144,533	1,928,738
#*Rhodia SA	44,039	648,918
Robertet SA	752	90,626
*Rodriguez Group SA	1,164	4,968
*Rougier SA	540	21,594
#Rubis SA	6,157	565,261
*Sa des Ciments Vicat SA	2,082	172,738
Safran SA	140,348	2,264,200
Saft Groupe SA	3,408	176,947
SAMSE SA	546	44,237
Sanofi - Aventis SA	2,000	146,604
Sanofi - Aventis SA ADR	423,195	15,624,359
#Schneider Electric SA	86,442	8,988,999
SCOR SE	226,234	5,757,852
SEB SA	30,795	1,713,993
Sechilienne SA	3,546	143,342
*SeLoger.com SA	8,965	313,970
SES SA	57,640	1,248,929
Societe BIC SA	24,379	1,691,996
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	1,430	102,843
Societe Generale Paris SA	172,286	11,443,202
#*Societe Industrielle D’Aviations Latecoere SA	3,518	33,260
Societe Marseillaise du Tunnel Prado Carenage SA	8,183	326,377
#Societe Television Francaise 1 SA	141,997	2,229,455
#Sodexo SA	18,158	1,036,944
#Sodexo SA Sponsored ADR	3,800	216,980
#*Soitec SA	97,278	1,327,230

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Somfy SA	1,174	$276,394
Sopra Group SA	4,011	287,310
Sperian Protection SA	7,165	511,048
*Spir Communication SA	1,034	30,375
Stallergenes SA	1,397	117,957
Stef-TFE SA	3,120	188,182
STMicroelectronics NV	209,373	1,680,270
#STMicroelectronics NV ADR	332,630	2,647,735
Sucriere de Pithiviers Le Vieil	58	53,670
Suez Environnement SA	33,218	738,188
Synergie SA	2,498	63,484
#Technip SA	47,279	2,966,194
Technip SA ADR	26,593	1,684,667
Teleperformance SA	37,206	1,194,548
Tessi SA	412	29,759
Thales SA	32,791	1,588,806
#*Theolia SA	17,530	99,502
#*THOMSON	72,740	100,722
*Thomson SA Sponsored ADR	43,600	58,860
#Total SA	18,701	1,119,073
Total SA Sponsored ADR	155,727	9,354,521
Toupargel Groupe SA	15,115	384,752
Trigano SA	13,259	192,051
*UbiSoft Entertainment SA	30,996	488,491
#Union Financiere de France Banque SA	1,141	44,227
*Valeo SA	93,013	2,524,916
#Vallourec SA	40,060	6,307,392
*Valtech SA	24,523	14,739
Veolia Environnement SA	3,325	108,626
Veolia Environnement SA ADR	43,257	1,411,043
Viel et Compagnie SA	45,441	217,486
#Vilmorin & Cie SA	1,839	201,450
#Vinci SA	73,624	3,842,291
Virbac SA	1,272	119,693
Vivendi SA	253,452	7,031,349
VM Materiaux SA	811	48,892
Vranken Pommery Monopole SA	1,407	64,151
#Zodiac Aerospace SA	50,808	1,713,782

TOTAL FRANCE		311,754,719

GERMANY — (5.0%)
A.S. Creation Tapeton AG	906	29,966
*Aareal Bank AG	25,395	549,185
ADCapital AG	4,082	40,118
#Adidas-Salomon AG	72,359	3,350,259
*Adlink Internet Media AG	1,531	8,601
*ADVA AG Optical Networking	6,530	22,196
#Aixtron AG	23,204	693,445
*Aligna AG	3,271	3,870
Allianz SE	37,715	4,320,266
Allianz SE Sponsored ADR	984,886	11,178,456
Amadeus Fire AG	1,982	39,283
*Analytik Jena AG	3,242	42,200
Augusta Technologie AG	9,892	135,469
#Aurubis AG	34,152	1,354,635
*Axel Springer AG	3,529	368,548
Baader Bank AG	8,136	38,073
*Balda AG	8,210	21,857
BASF AG	75,924	4,086,478
BASF AG Sponsored ADR	58,000	3,108,800
Bauer AG	4,206	166,714

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Bayer AG	55,994	$3,870,078
Bayer AG Sponsored ADR	10,700	740,440
Bayerische Motoren Werke AG	146,243	7,153,964
*Beate Uhse AG	6,586	6,375
Bechtle AG	14,623	346,162
#Beiersdorf AG	5,459	333,858
Bertrandt AG	2,353	61,321
Bilfinger Berger AG	49,467	3,167,167
Biotest AG	1,421	88,855
*Boewe Systec AG	836	7,185
*Borussia Dortmund GmbH & Co. KGaA	74,873	102,310
Carl Zeiss Meditec AG	18,927	280,397
#Celesio AG	97,740	2,416,026
*Cenit AG	2,601	15,790
*CENTROTEC Sustainable AG	5,977	75,380
#*Centrotherm Photovoltaics AG	1,161	53,000
Cewe Color Holding AG	5,813	198,134
Comdirect Bank AG	17,315	151,447
#*Commerzbank AG	379,158	3,951,808
#*Conergy AG	52,598	56,789
#*Constantin Medien AG	49,303	125,293
*CropEnergies AG	22,440	110,548
CTS Eventim AG	2,146	109,076
#Curanum AG	12,975	60,276
D. Logistics AG	10,845	19,642
DAB Bank AG	13,385	79,316
Daimler AG (5529027)	169,947	8,211,163
Daimler AG (D1668R123)	33,900	1,634,997
Data Modul AG	2,096	24,943
*DEAG Deutsche Entertainment AG	6,954	20,019
Demag Cranes AG	12,455	426,345
#Deutsche Bank AG (5750355)	84,693	6,153,063
Deutsche Bank AG (D181890898)	34,700	2,485,561
#Deutsche Boerse AG	18,924	1,533,539
Deutsche Lufthansa AG	312,746	4,829,259
#Deutsche Post AG	359,442	6,080,821
#*Deutsche Postbank AG	145,631	4,514,024
Deutsche Telekom AG	292,612	3,983,590
Deutsche Telekom AG Sponsored ADR	528,190	7,151,693
#*Deutsche Wohnen AG	107,417	1,190,589
*Deutz AG	41,918	196,567
Douglas Holding AG	19,193	853,375
Dr. Hoenle AG	3,148	23,665
*Drillisch AG	19,994	125,644
Duerr AG	4,628	101,184
DVB Bank SE	14,830	548,271
E.ON AG	144,047	5,503,656
#E.ON AG Sponsored ADR	218,470	8,389,248
Eckert & Ziegler AG	1,958	54,207
Elexis AG	3,922	55,195
*Elmos Semiconductor AG	8,510	53,021
ElreingKlinger AG	2,966	58,546
*ENvitec Biogas AG	1,467	26,945
#*Evotec AG	142,137	418,030
#Fielmann AG	3,194	235,804
Fraport AG	35,863	1,688,484
#*Freenet AG	40,030	526,823
#Fresenius Medical Care AG & Co. KGaA	1,707	82,566
#Fresenius Medical Care AG & Co. KGaA ADR	26,500	1,281,540
Fresenius SE (4352097)	4,437	221,039
#Fresenius SE (4568946)	12,668	735,947

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Fuchs Petrolub AG	1,249	$94,401
GEA Group AG	97,502	1,842,795
Generali Deutschland Holding AG	12,678	1,192,663
Gerresheimer AG	18,273	531,139
Gerry Weber International AG	3,362	106,700
Gesco AG	1,880	102,621
GFK SE	11,158	350,213
#GFT Technologies AG	10,996	38,813
Gildemeister AG	23,502	320,975
#*GPC Biotech AG	10,604	17,455
*Grammer AG	8,986	87,456
Grenkeleasing AG	6,246	244,548
Hamburger Hafen und Logistik AG	7,134	277,945
#*Hannover Rueckversicherung AG	67,761	3,072,753
Hawesko Holding AG	1,492	41,592
#*Heidelberger Druckmaschinen AG	41,525	305,102
Heidelberger Zement AG	20,040	1,194,275
Henkel AG & Co. KGaA	22,389	865,153
Hochtief AG	28,501	2,131,697
Indus Holding AG	15,771	270,436
#*Infineon Technologies AG	363,490	1,642,116
*Infineon Technologies AG ADR	516,244	2,307,611
#Interseroh SE	5,028	356,979
Isra Vision Systems AG	1,054	16,344
*IVG Immobilien AG	128,219	1,146,094
*Jenoptik AG	45,884	246,405
#K&S AG	16,888	921,857
#*Kizoo AG	9,741	76,116
#*Kloeckner & Co. SE	25,238	548,167
#Kontron AG	32,575	387,628
Krones AG	9,728	484,653
KSB AG	214	120,732
#*Kuka AG	15,647	224,249
#KWS Saat AG	2,023	336,487
#Lanxess AG	110,432	3,471,606
Leifheit AG	465	7,888
Leoni AG	19,150	388,927
Linde AG	41,619	4,326,585
Loewe AG	5,490	71,479
*LPKF Laser & Electronics AG	6,673	38,834
#MAN SE	38,390	3,125,710
#*Manz Automation AG	1,165	80,124
*MasterFlex AG	1,933	10,667
Mediclin AG	13,261	57,537
*Medigene AG	12,110	72,974
#Medion AG	34,462	361,371
Merck KGaA	14,320	1,348,096
#Metro AG	29,538	1,628,184
#MLP AG	11,955	131,400
*Mologen AG	50	514
*Morphosys AG	6,729	175,327
MTU Aero Engines Holding AG	19,518	884,054
#Muehlbauer Holding AG & Co.	1,362	36,052
Munchener Rueckversicherungs-Gesellschaft AG	59,826	9,465,241
MVV Energie AG	13,093	592,376
*Nemetschek AG	1,657	36,564
#*Nordex AG	5,069	83,029
#OHB Technology AG	2,466	31,629
Oldenburgische Landesbank AG	1,147	74,712
Pfeiffer Vacuum Technology AG	1,165	86,805
#*Pfleiderer AG	45,779	461,628

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*PNE Wind AG	42,128	$110,374
Porsche Automobil Holding SE	47,069	3,600,408
Praktiker Bau-und Heimwerkermaerkte Holding AG	80,824	982,870
Progress-Werk Oberkirch AG	638	16,352
*Pulsion Medical Systems AG	6,376	23,011
Puma AG Rudolf Dassler Sport	2,392	732,108
*PVA TePla AG	2,469	14,162
#*Q-Cells SE	13,398	221,503
#*QIAGEN NV	70,402	1,462,021
#*QSC AG	83,054	197,704
R. Stahl AG	1,992	44,820
Rational AG	689	98,414
REALTECH AG	1,910	20,235
Renk AG	322	23,265
#*Repower Systems AG	1,223	186,650
#Rheinmetall AG	47,546	2,581,744
Rhoen-Klinikum AG	41,606	1,005,293
*Roth & Rau AG	3,574	120,290
RWE AG	21,296	1,861,674
*S.A.G. Solarstrom AG	5,234	22,515
*Salzgitter AG	31,313	2,817,801
SAP AG	496	22,455
SAP AG Sponsored ADR	42,092	1,905,505
Sartorius AG	818	20,465
Schlott Sebaldus AG	17,833	120,447
*SGL Carbon SE	31,790	1,202,495
Siemens AG Sponsored ADR	125,474	11,295,169
*Silicon Sensor International AG	1,741	14,081
#*Singulus Technologies AG	20,423	65,213
Sixt AG	4,015	109,921
*Sky Deutschland AG	200,579	827,156
#Software AG	7,016	625,477
*Solar Millennium AG	2,413	75,820
#Solarworld AG	24,861	539,509
#*Solon SE	6,251	71,943
#Stada Arzneimittel AG	45,278	1,218,766
STINAG Stuttgarter Invest AG	2,186	61,446
Stratec Biomedical Systems AG	1,763	56,317
#Suedzucker AG	87,688	1,812,549
*Suess Microtec AG	7,173	32,990
#Symrise AG	79,251	1,432,286
Takkt AG	8,273	91,287
*Technotrans AG	3,213	23,180
Telegate AG	785	10,329
#ThyssenKrupp AG	182,870	5,877,116
Tognum AG	21,822	333,508
#*TUI AG	155,405	1,076,346
UCB SA	546	24,098
Umweltbank AG	338	7,462
*United Internet AG	42,521	551,143
#*Versatel AG	13,576	105,368
Vossloh AG	4,109	404,891
*VTG AG	5,805	80,168
Wacker Chemie AG	5,358	766,968
Wacker Neuson SE	32,423	385,432
*Washtec AG	52,741	549,559
Wincor Nixdorf AG	6,600	385,992
#Wirecard AG	13,616	174,326
Wuerttembergische Lebensversicherung AG	1,478	38,015
Wuerttembergische Metallwarenfabrik AG	1,571	45,398

TOTAL GERMANY		220,095,712

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (1.0%)
*Aegean Airlines S.A.	8,818	$53,983
*Aegek S.A.	51,172	125,544
*Agricultural Bank of Greece S.A.	186,563	528,802
Alapis Holdings Industrial & Commercial S.A.	1,242,472	1,049,246
*Alpha Bank A.E.	261,163	5,035,224
Alumil Aluminum Industry S.A.	6,033	10,225
*Anek Lines S.A.	168,991	202,331
*Aspis Bank S.A.	15,502	24,585
*Astir Palace Hotels S.A.	16,370	92,595
Athens Medical Center S.A.	29,425	68,295
*Attica Bank S.A.	39,295	118,023
*Atti-Kat S.A.	21,980	17,222
Autohellas S.A.	10,676	30,724
*Balkan Real Estate S.A.	7,486	12,598
Bank of Greece S.A.	13,197	997,829
Coca-Cola Hellenic Bottling Co. S.A.	7,674	200,006
Coca-Cola Hellenic Bottling Co. S.A. ADR	50,200	1,317,750
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	55,174	174,124
*EFG Eurobank Ergasias S.A.	253,940	4,022,487
Elastron S.A.	9,508	9,402
Elektrak S.A.	4,469	19,274
Ellaktor S.A.	130,252	1,115,794
*Elval Aluminum Process Co. S.A.	6,283	17,851
*Emporiki Bank of Greece S.A.	16,900	122,485
*ETEM S.A.	6,622	8,038
*Euro Reliance General Insurance Co. S.A.	9,660	11,257
*Euromedica S.A.	8,120	63,479
EYDAP Athens Water Supply & Sewage Co. S.A.	20,771	176,679
*Forthnet S.A.	307,407	685,836
Fourlis Holdings S.A.	10,555	175,350
Frigoglass S.A.	5,060	68,026
GEK Terna S.A.	28,897	276,660
*Geniki Bank S.A.	632,454	892,256
*Halkor S.A.	55,380	137,680
*Hellenic Cables S.A.	4,830	12,052
Hellenic Duty Free Shops S.A.	1,480	13,604
Hellenic Exchanges S.A.	27,810	395,550
Hellenic Petroleum S.A.	156,821	1,900,891
*Hellenic Sugar Industry S.A.	5,435	11,462
Hellenic Telecommunication Organization Co. S.A.	9,070	152,565
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	878,528
Heracles General Cement Co. S.A.	11,802	106,435
Iaso S.A.	17,709	108,282
Inform P. Lykos S.A.	12,414	29,919
*Intracom Holdings S.A.	73,961	173,747
*Intracom Technical & Steel Constructions S.A.	4,210	5,586
J&P-Avax S.A.	174,954	960,362
*Kathimerini Publishing S.A.	3,935	28,341
*Lambrakis Press S.A.	74,202	298,382
*Lavipharm S.A.	15,466	32,117
Loulis Mills S.A.	2,024	5,362
*M.J. Mailis S.A.	12,070	6,496
Marfin Investment Group S.A.	618,687	2,465,102
*Maritime Company of Lesvos S.A.	43,362	30,631
Metka S.A.	5,818	90,671
Michaniki S.A.	24,992	60,293
Motor Oil (Hellas) Corinth Refineries S.A.	18,493	325,808
Mytilineos Holdings S.A.	80,706	693,845
*National Bank of Greece S.A.	12,033	439,930
#National Bank of Greece S.A. ADR	1,032,610	7,507,075
*Nirefs Acquaculture S.A.	16,373	19,724

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
OPAP S.A.	20,591	$524,138
*Piraeus Bank S.A.	284,374	4,902,788
Piraeus Port Authority S.A.	4,497	108,992
*Proton Bank S.A.	30,704	86,480
*Public Power Corp. S.A.	42,022	857,127
*Real Estate Development & Services S.A.	9,620	22,735
S&B Industrial Minerals S.A.	10,424	80,402
Sarantis S.A.	3,070	22,448
*Sfakianakis S.A.	6,016	13,879
*Sidenor Steel Products Manufacturing Co. S.A.	24,982	212,679
*Technical Olympic S.A.	26,803	16,349
Teletypos S.A. Mega Channel S.A.	10,729	71,838
*Terna Energy S.A.	21,641	205,977
Thessaloniki Port Authority S.A.	794	16,291
Titan Cement Co. S.A.	54,735	1,891,732
*TT Hellenic Postbank S.A.	80,079	568,730
Viohalco S.A.	82,569	577,260
*Vioter S.A.	31,659	14,785

TOTAL GREECE		44,809,050

HONG KONG — (1.8%)
AAC Acoustic Technologies Holdings, Inc.	194,000	243,357
Aeon Stores Hong Kong Co., Ltd.	32,000	58,133
Alco Holdings, Ltd.	156,000	50,481
Allied Group, Ltd.	70,000	165,242
#*Allied Properties, Ltd.	1,580,000	254,500
Amax Holdings, Ltd.	247,000	6,651
*Apac Resources, Ltd.	520,000	35,778
Arts Optical International Holdings, Ltd.	70,000	26,083
Asia Financial Holdings, Ltd.	246,000	83,821
Asia Satellite Telecommunications Holdings, Ltd.	96,000	142,102
*Asia Standard Hotel Group, Ltd.	266,164	14,982
*Asia Standard International Group, Ltd.	166,745	24,474
ASM Pacific Technology, Ltd.	34,200	265,876
*Associated International Hotels, Ltd.	65,000	140,476
*AVIC International Holding HK, Ltd.	2,160,000	82,837
Bank of East Asia, Ltd.	376,166	1,319,539
*Beijing Enterprises Water Group, Ltd.	464,000	112,028
BOC Hong Kong (Holdings), Ltd.	664,500	1,526,247
Bossini International Holdings, Ltd.	530,000	27,690
Brightoil Petroleum Holdings, Ltd.	318,000	254,628
*Burwill Holdings, Ltd.	1,209,600	65,015
#C C Land Holdings, Ltd.	1,269,000	688,745
Cafe de Coral Holdings, Ltd.	120,000	259,443
*Capital Estate, Ltd.	11,130,000	55,139
Capital Strategic Investment, Ltd.	2,160,500	57,417
*Cathay Pacific Airways, Ltd.	745,000	1,207,103
Century City International Holdings, Ltd.	601,600	35,465
Champion Technology Holdings, Ltd.	1,595,537	53,852
*Chaoyue Group, Ltd.	90,000	12,148
Chen Hsong Holdings, Ltd.	180,000	52,055
Cheuk Nang (Holdings), Ltd.	28,074	8,676
Cheung Kong Holdings, Ltd.	409,000	5,216,616
Cheung Kong Infrastructure Holdings, Ltd.	69,000	244,010
Chevalier International Holdings, Ltd.	80,000	57,339
*Chia Tai Enterprises International, Ltd.	1,290,000	21,531
China Hong Kong Photo Products Holdings, Ltd.	370,000	24,128
*China Infrastructure Investment, Ltd.	1,292,000	33,859
China Metal International Holdings, Ltd.	358,000	80,024
China Motion Telecom International, Ltd.	490,000	11,284
*China Renji Medical Group, Ltd.	3,762,000	32,046

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*China Sci-Tech Holdings, Ltd.	697,600	$21,315
*China Seven Star Shopping, Ltd.	3,480,000	105,494
*China Solar Energy Holdings, Ltd.	3,105,000	47,374
*China Timber Resources Group, Ltd.	3,900,000	73,008
China Ting Group Holdings, Ltd.	356,000	53,752
*China WindPower Group, Ltd.	1,663,400	187,915
*China Yunnan Tin Minerals Group, Ltd.	1,212,000	29,426
China Zirconium, Ltd.	29,200	34,201
*ChinaVision Media Group, Ltd.	144,000	7,894
*Chinese People Holdings Co., Ltd.	852,000	35,506
#Chong Hing Bank, Ltd.	221,000	428,669
Chow Sang Sang Holdings, Ltd.	274,000	271,484
Chu Kong Shipping Development, Ltd.	196,000	29,071
*Chuang’s China Investments, Ltd.	299,000	15,727
Chuang’s Consortium International, Ltd.	346,340	35,132
*Chun Wo Development Holdings, Ltd.	242,000	15,370
#City Telecom, Ltd. ADR	13,212	89,181
CLP Holdings, Ltd.	128,500	859,558
*CNNC International, Ltd.	25,000	27,934
*COL Capital, Ltd.	64,000	9,631
*Cosmos Machinery Enterprises, Ltd.	250,000	18,947
Cross-Harbour Holdings, Ltd.	84,000	83,853
*Dah Sing Banking Group, Ltd.	159,366	221,359
*Dah Sing Financial Holdings, Ltd.	128,400	724,908
*Dan Form Holdings Co., Ltd.	361,900	29,357
Daphne International Holdings, Ltd.	150,000	113,366
Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	39,177
Dickson Concepts International, Ltd.	321,500	148,805
DVN Holdings, Ltd.	177,000	13,018
Eagle Nice (International) Holdings, Ltd.	162,000	55,298
EcoGreen Fine Chemical Group, Ltd.	118,000	28,122
*EganaGoldpfeil Holdings, Ltd.	209,588	—
Emperor Entertainment Hotel, Ltd.	310,000	35,758
*Emperor International Holdings, Ltd.	622,000	112,658
*ENM Holdings, Ltd.	328,000	13,983
Esprit Holdings, Ltd.	108,300	721,633
*eSun Holdings, Ltd.	1,029,000	148,664
*Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,212
Fairwood Holdings, Ltd.	35,000	29,207
Far East Consortium International, Ltd.	877,896	279,768
*First Natural Foods Holdings, Ltd.	225,000	—
First Pacific Co., Ltd.	892,000	524,474
Fong’s Industries Co., Ltd.	184,000	49,003
*Foundation Group, Ltd.	650,000	8,325
*Fountain Set Holdings, Ltd.	262,000	40,767
#*Foxconn International Holdings, Ltd.	1,152,000	1,011,776
*Frasers Property China, Ltd.	1,240,000	20,854
#Fubon Bank Hong Kong, Ltd.	304,000	136,010
Fujikon Industrial Holdings, Ltd.	128,000	25,265
#*Galaxy Entertainment Group, Ltd.	957,000	405,645
Get Nice Holdings, Ltd.	954,000	52,980
Giordano International, Ltd.	604,000	149,726
*Global Green Tech Group, Ltd.	364,080	15,503
Glorious Sun Enterprises, Ltd.	300,000	93,780
Golden Resorts Group, Ltd.	2,558,000	87,004
Golden Resources Development International, Ltd.	330,000	17,500
*Goldin Properties Holdings, Ltd.	344,000	134,713
Great Eagle Holdings, Ltd.	348,230	909,715
Guangnan Holdings, Ltd.	146,000	20,532
#*Hang Fung Gold Technology, Ltd.	250,000	—
Hang Lung Group, Ltd.	472,000	2,389,894

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hang Lung Properties, Ltd.	350,000	$1,320,498
Hang Seng Bank, Ltd.	39,000	549,969
*Hans Energy Co., Ltd.	232,000	12,094
Harbour Centre Development, Ltd.	129,000	104,498
Henderson Investment, Ltd.	477,000	37,164
Henderson Land Development Co., Ltd.	328,692	2,325,833
*Heng Tai Consumables Group, Ltd.	870,000	63,184
*Hi Sun Technology (China), Ltd.	936,000	362,824
*HKR International, Ltd.	434,133	181,468
Hon Kwok Land Investment Co., Ltd.	118,000	38,435
Hong Kong & China Gas Co., Ltd.	221,390	536,611
Hong Kong & Shanghai Hotels, Ltd.	522,644	747,973
Hong Kong Electric Holdings, Ltd.	106,000	565,512
Hong Kong Exchanges & Clearing, Ltd.	48,500	852,505
Hong Kong Ferry (Holdings) Co., Ltd.	16,000	12,971
Hongkong Chinese, Ltd.	475,700	42,606
*Hop Fung Group Holdings, Ltd.	30,000	4,100
Hopewell Holdings, Ltd.	514,000	1,633,349
Hsin Chong Construction Group, Ltd.	280,000	26,364
Huafeng Group Holdings, Ltd.	583,800	25,840
Hung Hing Printing Group, Ltd.	330,524	100,346
*Huscoke Resources Holdings, Ltd.	10,000	745
Hutchison Harbour Ring, Ltd.	3,618,000	264,772
Hutchison Telecommunications Hong Kong Holdings, Ltd.	644,000	110,895
*Hutchison Telecommunications International, Ltd.	644,000	128,987
#*Hutchison Telecommunications International, Ltd. ADR	73,758	218,324
Hutchison Whampoa, Ltd.	628,000	4,407,860
*I.T., Ltd.	316,000	31,791
*I-Cable Communications, Ltd.	295,000	36,409
*IDT International, Ltd.	612,000	16,326
*Imagi International Holdings, Ltd.	80,000	2,151
Industrial & Commercial Bank of China (Asia), Ltd.	317,403	737,287
Integrated Distribution Services Group, Ltd.	21,000	29,392
*Interchina Holdings Co., Ltd.	4,105,000	44,855
*ITC Properties Group, Ltd.	66,400	9,716
*Jinhui Holdings Co., Ltd.	160,000	48,827
*Johnson Electric Holdings, Ltd.	1,154,500	502,656
K Wah International Holdings, Ltd.	563,882	191,900
Kantone Holdings, Ltd.	2,381,570	56,681
Keck Seng Investments (Hong Kong), Ltd.	126,000	61,365
Kerry Properties, Ltd.	314,583	1,759,988
Kin Yat Holdings, Ltd.	148,000	30,586
Kowloon Development Co., Ltd.	477,000	508,374
*Lai Sun Development Co., Ltd.	8,925,000	159,700
*Lai Sun Garment International, Ltd.	432,000	24,053
Le Saunda Holdings, Ltd.	200,000	36,754
Lee & Man Holdings, Ltd.	76,000	26,158
Lee & Man Paper Manufacturing, Ltd.	245,600	485,595
Lerado Group Holding Co., Ltd.	408,000	40,355
Li & Fung, Ltd.	131,600	552,310
Lifestyle International Holdings, Ltd.	151,000	243,042
Lippo, Ltd.	130,000	42,349
Liu Chong Hing Investment, Ltd.	124,000	111,432
Luen Thai Holdings, Ltd.	327,000	31,503
Luk Fook Holdings (International), Ltd.	186,000	107,781
#Luks Industrial Group, Ltd.	110,000	59,874
*Lung Cheong International Holdings, Ltd.	1,224,000	55,012
Lung Kee (Bermuda) Holdings, Ltd.	222,000	113,131
*Magnificent Estates, Ltd.	2,312,000	40,793
Man Yue International Holdings, Ltd.	220,000	66,305
Meadville Holdings, Ltd.	354,000	97,099

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#*Melco International Development, Ltd.	1,197,000	$652,832
Midland Holdings, Ltd.	278,000	238,039
*Ming An Holdings Co., Ltd.	150,000	47,418
Miramar Hotel & Investment Co., Ltd.	98,000	107,430
#*Mongolia Energy Corp., Ltd.	1,368,000	581,822
MTR Corp., Ltd.	255,864	909,484
Nanyang Holdings, Ltd.	4,000	5,514
Natural Beauty Bio-Technology, Ltd.	370,000	62,876
*Neo-Neon Holdings, Ltd.	217,500	140,918
*Neptune Group, Ltd.	300,000	5,101
New Century Group Hong Kong, Ltd.	1,279,200	21,347
*New Times Energy Corp, Ltd.	118,000	4,671
New World Development Co., Ltd.	1,364,729	2,934,050
Neway Group Holdings, Ltd.	2,040,000	56,751
*Next Media, Ltd.	722,000	91,852
*Norstar Founders Group, Ltd.	420,000	39,560
NWS Holdings, Ltd.	400,343	757,121
Oriental Watch Holdings, Ltd.	145,200	27,431
Pacific Andes International Holdings, Ltd.	1,555,187	259,601
Pacific Basin Shipping, Ltd.	1,324,000	974,654
*Pacific Century Premium Developments, Ltd.	1,441,000	388,565
*Pacific Textile Holdings, Ltd.	282,000	139,732
Paliburg Holdings, Ltd.	270,790	79,969
PCCW, Ltd.	695,000	170,697
PCCW, Ltd. Sponsored ADR	7,400	18,352
#*Peace Mark Holdings, Ltd.	308,000	—
Pegasus International Holdings, Ltd.	82,000	14,368
Pico Far East Holdings, Ltd.	414,000	75,765
Playmates Holdings, Ltd.	45,400	16,109
*PME Group, Ltd.	250,000	9,466
*Pokphand (C.P.) Co., Ltd.	1,200,000	67,359
*Polytec Asset Holdings, Ltd.	95,000	16,218
#Ports Design, Ltd.	71,000	190,886
#Public Financial Holdings, Ltd.	304,000	156,936
*PYI Corp., Ltd.	1,617,970	73,841
Regal Hotels International Holdings, Ltd.	745,400	278,652
#*Rexlot Holdings, Ltd.	2,525,000	222,127
Road King Infrastructure, Ltd.	151,000	121,811
Sa Sa International Holdings, Ltd.	224,000	111,386
Samson Holding, Ltd.	841,000	137,784
Sea Holdings, Ltd.	134,000	59,332
#Shangri-La Asia, Ltd.	874,000	1,672,194
Shell Electric Manufacturing Co., Ltd.	82,000	65,850
Shenyin Wanguo, Ltd.	195,000	88,454
#Shui On Construction & Materials, Ltd.	126,000	194,635
#Shun Tak Holdings, Ltd.	1,088,000	731,880
Silver Grant International Industries, Ltd.	186,000	42,124
Singamas Container Holdings, Ltd.	642,000	121,840
*Sino Gas Group, Ltd.	480,000	16,577
#Sino Land Co., Ltd.	878,737	1,682,428
Sinotrans Shipping, Ltd.	1,748,500	785,250
*Skyfame Realty Holdings, Ltd.	240,000	16,533
Smartone Telecommunications Holdings, Ltd.	193,000	147,773
#Solomon Systech International, Ltd.	1,154,000	107,743
South China (China), Ltd.	816,000	58,657
#*Star Cruises, Ltd.	515,000	118,870
#Stella International Holdings, Ltd.	118,500	226,006
Stelux Holdings International, Ltd.	359,000	25,281
*Success Universe Group, Ltd.	616,000	26,306
Sun Hing Vision Group Holdings, Ltd.	74,000	25,376
Sun Hung Kai & Co., Ltd.	477,000	373,369

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Sun Hung Kai Properties, Ltd.	316,000	$4,771,561
*Superb Summit International Timber Co., Ltd.	1,351,000	41,836
SW Kingsway Capitol Holdings, Ltd.	1,004,000	23,899
Symphony Holdings, Ltd.	682,000	30,203
*Tack Fat Group International, Ltd.	552,000	28,490
Tai Cheung Holdings, Ltd.	478,000	265,404
Tai Fook Securities Group, Ltd.	177,493	78,245
Tak Sing Alliance Holdings, Ltd.	332,000	51,747
Tan Chong International, Ltd.	324,000	62,424
*TCC International Holdings, Ltd.	290,720	117,363
#Techtronic Industries Co., Ltd.	845,000	677,723
Television Broadcasts, Ltd.	70,000	329,921
*Termbray Industries International (Holdings), Ltd.	106,000	16,378
Texhong Textile Group, Ltd.	168,000	20,892
Texwinca Holdings, Ltd.	184,000	155,881
*Titan Petrochemicals Group, Ltd.	1,260,000	34,838
Tongda Group Holdings, Ltd.	1,100,000	30,783
*Top Form International, Ltd.	178,000	13,198
Transport International Holdings, Ltd.	158,400	447,799
Truly International Holdings, Ltd.	108,000	111,266
Tungtex (Holdings) Co., Ltd.	174,000	30,611
Tysan Holdings, Ltd.	300,000	45,901
#*United Laboratories, Ltd. (The)	194,000	88,061
*United Power Investment, Ltd.	804,000	26,910
*U-Right International Holdings, Ltd.	1,502,000	2,713
USI Holdings, Ltd.	298,000	99,305
*Value Partners Group, Ltd.	128,000	56,442
Varitronix International, Ltd.	114,000	34,960
Vedan International (Holdings), Ltd.	468,000	45,501
*Victory City International Holdings, Ltd.	696,012	97,435
Vitasoy International Holdings, Ltd.	264,000	159,863
#*Vodone, Ltd.	752,000	203,693
*Vongroup, Ltd.	990,000	23,064
VST Holdings, Ltd.	764,000	152,293
Vtech Holdings, Ltd.	45,000	375,040
*Wah Nam International Holdings, Ltd.	96,000	15,388
*Wai Kee Holdings, Ltd.	190,000	42,978
#Wharf Holdings, Ltd.	424,750	2,303,026
Wheelock & Co., Ltd.	499,000	1,609,529
Wheelock Properties, Ltd.	610,000	423,248
*Willie International Holdings, Ltd.	300,496	36,884
Wing Hang Bank, Ltd.	59,000	572,029
Wing On Co. International, Ltd.	83,000	109,920
Winteam Pharmaceutical Group, Ltd.	32,000	3,168
*Wong’s Kong King International (Holdings), Ltd.	110,000	10,591
Xinyi Glass Holding Co., Ltd.	372,000	293,694
Yau Lee Holdings, Ltd.	218,000	31,255
Yue Yuen Industrial (Holdings), Ltd.	407,500	1,132,911
*Yugang International, Ltd.	3,322,000	42,290

TOTAL HONG KONG		77,593,825

IRELAND — (0.6%)
*Aer Lingus Group P.L.C.	107,463	90,134
*Allied Irish Banks P.L.C. Sponsored ADR	202,932	1,134,390
*Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	52,963
*Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	146,108
*Bank of Ireland P.L.C.	31,102	77,874
#*Bank of Ireland P.L.C. Sponsored ADR	125,124	1,287,526
C&C Group P.L.C. (B010DT8)	24,512	90,482
C&C Group P.L.C. (B011Y09)	242,653	895,315
CRH P.L.C.	67,225	1,648,113

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
#CRH P.L.C. Sponsored ADR	180,759	$4,470,170
DCC P.L.C. (0242493)	25,457	670,554
DCC P.L.C. (4189477)	40,905	1,077,100
*Dragon Oil P.L.C. (0059079)	78,269	532,715
*Dragon Oil P.L.C. (5323218)	119,516	813,949
*Elan Corp. P.L.C.	11,725	62,291
*Elan Corp. P.L.C. Sponsored ADR	203,900	1,111,255
FBD Holdings P.L.C.	18,709	185,998
Glanbia P.L.C.	43,252	172,773
Grafton Group P.L.C.	167,380	835,281
Greencore Group P.L.C.	113,610	256,917
IFG Group P.L.C.	12,005	22,949
*Independent News & Media P.L.C. (0461481)	68,457	20,108
*Independent News & Media P.L.C. (4699103)	154,328	45,516
Irish Continental Group P.L.C. (3333651)	12,414	235,156
Irish Continental Group P.L.C. (3339455)	50,656	961,255
Irish Life & Permanent P.L.C.	255,435	1,845,388
*Kenmare Resources P.L.C.	162,347	64,701
Kerry Group P.L.C. (0490656)	76,886	2,276,868
Kerry Group P.L.C. (4519579)	4,940	146,412
*Kingspan Group P.L.C. (0492793)	19,320	162,969
*Kingspan Group P.L.C. (4491235)	81,339	687,466
*Lantor P.L.C.	3,500	—
*McInerney Holdings P.L.C.	94,047	24,913
Paddy Power P.L.C. (0258810)	7,672	245,514
Paddy Power P.L.C. (4828974)	5,146	164,631
*Readymix P.L.C.	8,287	2,831
Smurfit Kappa Group P.L.C.	111,217	865,477
United Drug P.L.C. (3302480)	68,729	226,260
United Drug P.L.C. (3335969)	92,113	303,549
*Waterford Wedgwood P.L.C.	303,747	—

TOTAL IRELAND		23,913,871

ITALY — (2.6%)
*A.S. Roma SpA	54,117	61,887
A2A SpA	587,148	1,082,390
ACEA SpA	33,267	389,163
Acegas-APS SpA	14,511	89,045
Actelios SpA	287,146	1,623,347
*Aedes SpA	15,702	5,114
*Amplifon SpA	31,608	122,807
Ansaldo STS SpA	9,874	188,967
*Antichi Pellettieri SpA	1,703	2,090
Ascopiave SpA	17,463	42,306
Assicurazioni Generali SpA	130,091	3,275,585
Astaldi SpA	31,316	292,074
Atlantia SpA	27,195	643,067
*Autogrill SpA	43,454	488,665
Azimut Holding SpA	27,663	333,763
Banca Carige SpA	678,818	1,913,614
Banca Finnat Euramerica SpA	48,133	44,309
Banca Generali SpA	8,225	94,750
Banca Ifis SpA	4,034	46,493
*Banca Intermobiliare SpA	197,097	1,046,967
Banca Monte Dei Paschi di Siena SpA	1,099,567	2,089,282
Banca Piccolo Credito Valtellinese Scarl SpA	118,384	1,087,933
Banca Popolare dell’Etruria e del Lazio Scarl	292,715	1,908,192
Banca Popolare di Milano Scarl	521,464	3,879,875
*Banca Profilo SpA	27,711	25,260
Banco di Desio e della Brianza SpA	27,865	184,301
*Banco Popolare Scarl	536,585	4,661,392

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Beghelli SpA	52,121	$53,099
Benetton Group SpA	36,671	354,578
Benetton Group SpA Sponsored ADR	3,400	66,266
#*Biesse SpA	3,460	31,079
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	954	51,893
Brembo SpA	26,257	198,350
#Bulgari SpA	66,149	541,285
Buzzi Unicem SpA	88,359	1,482,405
*C.I.R. SpA - Compagnie Industriali Riunite	256,808	577,842
Caltagirone Editore SpA	104,017	310,458
*Carraro SpA	17,474	70,269
Cembre SpA	4,534	31,221
Cementir SpA	71,232	324,130
*Centrale del Latte di Torino & Co. SpA	4,881	17,453
*Class Editore SpA	14,430	15,458
Credito Artigiano SpA	47,763	129,571
Credito Bergamasco SpA	7,858	298,233
*Credito Emiliano SpA	71,128	463,925
Danieli & Co. SpA	6,865	172,371
Davide Campari - Milano SpA	86,512	825,532
De Longhi SpA	19,764	84,601
DiaSorin SpA	4,489	164,316
#*Digital Multimedia Technologies SpA	3,548	75,591
#*EEMS Italia SpA	16,551	19,190
Elica SpA	18,438	51,642
Emak SpA	5,067	24,430
Enel SpA	440,311	2,619,984
Eni SpA	2,426	60,084
Eni SpA Sponsored ADR	109,650	5,436,447
*ERG Renew SpA	5,508	6,227
#ERG SpA	36,601	540,239
*ErgyCapital SpA	363	269
Esprinet SpA	11,295	113,175
*Eurotech SpA	23,270	101,994
#*Fastweb SpA	14,048	399,846
*Fiat SpA	267,496	3,982,411
#*Fiat SpA Sponsored ADR	8,900	133,144
Fiera Milano SpA	2,610	18,909
Finmeccanica SpA	147,835	2,480,739
#Fondiaria - SAI SpA	86,108	1,569,390
Gas Plus SpA	4,214	43,068
#*Gemina SpA	751,677	633,382
#Geox SpA	33,201	254,175
Gewiss SpA	10,441	46,427
Granitifiandre SpA	4,023	20,673
*Gruppo Ceramiche Ricchetti SpA	13,234	12,165
*Gruppo Coin SpA	20,100	119,682
#*Gruppo Editoriale L’Espresso SpA	64,105	182,504
Hera SpA	351,113	776,347
*Immsi SpA	230,746	309,404
Impregilo SpA	179,268	612,211
*Indesit Co. SpA	29,784	337,584
Industria Macchine Automatique SpA	2,112	40,240
Intek SpA	194,987	90,956
#*Interpump Group SpA	7,699	46,985
#*Intesa Sanpaolo SpA	2,143,093	9,019,162
*Intesa Sanpaolo SpA Sponsored ADR	13,817	349,570
Iride SpA	123,354	227,578
*Isagro SpA	4,547	25,432
#Italcementi SpA	89,172	1,283,557
*Italmobiliare SpA	5,314	255,260

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Juventus Football Club SpA	261,962	$363,359
KME Group SpA	150,606	107,296
Landi Renzo SpA	8,962	36,989
Lottomatica SpA	34,149	727,611
*Luxottica Group SpA	1,585	38,582
*Luxottica Group SpA Sponsored ADR	13,000	317,200
Maire Tecnimont SpA	48,938	202,756
*Mariella Burani SpA	2,897	10,754
Marr SpA	9,000	79,062
Mediaset SpA	306,270	1,988,814
Mediobanca SpA	172,982	2,206,488
#Mediolanum SpA	62,915	399,281
Milano Assicurazioni SpA	190,967	628,346
#*Mondadori (Arnoldo) Editore SpA	40,387	185,311
Nice SpA	14,465	65,868
PanariaGroup Industrie Ceramiche SpA	6,725	19,894
Parmalat SpA	1,236,830	3,427,891
*Permasteelisa SpA	6,148	116,641
Piaggio & C. SpA	66,895	170,013
*Pininfarina SpA	3,278	14,902
*Pirelli & Co. Real Estate SpA	158,620	125,658
*Pirelli & Co. SpA	3,515,315	1,975,162
*Poltrona Frau SpA	21,297	27,709
*Premafin Finanziaria SpA	173,719	284,360
Prysmian SpA	46,647	820,193
Recordati SpA	38,619	299,614
*Reno de Medici SpA	235,915	85,835
#*Risanamento Napoli SpA	15,429	10,014
#Sabaf SpA	2,256	51,425
#SAES Getters SpA	1,863	19,151
#*Safilo Group SpA	77,274	58,992
Saipem SpA	23,289	687,139
Saras SpA	146,369	475,261
SAVE SpA	27,718	216,622
*Seat Pagine Gialle SpA	25,087	7,111
*Snai SpA	51,527	239,902
Snam Rete Gas SpA	160,577	778,832
*Snia SpA	59,435	11,787
Societa Iniziative Autostradali e Servizi SpA	57,714	510,889
Societa Partecipazioni Finanziarie SpA	512,474	112,799
#*Societe Cattolica di Assicurazoni Scrl SpA	25,867	829,299
*Sogefi SpA	15,823	35,098
Sol SpA	25,548	151,971
*Sorin SpA	286,968	522,446
*Stefanel SpA	35,451	19,210
*Telecom Italia Media SpA	2,945,847	515,370
Telecom Italia SpA	17,080	27,134
Telecom Italia SpA Sponsored ADR	278,000	4,409,080
#Tenaris SA ADR	33,600	1,196,832
Terna SpA	562,494	2,230,168
Tod’s SpA	4,202	289,679
Trevi Finanziaria SpA	4,872	82,929
*UniCredito SpA	4,050,516	13,570,061
Unione di Banche Italiane ScpA	294,148	4,201,568
#*Unipol Gruppo Finanziario SpA	699,687	1,014,476
Vianini Lavori SpA	11,628	85,165
Vittoria Assicurazioni SpA	17,594	99,593
Zignago Vetro SpA	4,523	26,258

TOTAL ITALY		111,418,896

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (17.1%)
#77 Bank, Ltd. (The)	296,000	$1,703,478
*A&A Material Corp.	12,000	9,133
ABC-Mart, Inc.	3,300	95,645
*ABILIT Corp.	8,900	11,512
Accordia Golf Co., Ltd.	265	246,059
Achilles Corp.	177,000	254,057
Adeka Corp.	85,100	779,957
#Aderans Holdings Co., Ltd.	38,600	478,018
#Advan Co., Ltd.	25,300	159,520
Advantest Corp.	3,200	70,677
#Advantest Corp. ADR	15,767	348,608
#*AEON Co., Ltd.	275,800	2,459,977
Aeon Delight Co., Ltd.	3,400	52,129
Aeon Fantasy Co., Ltd.	6,700	88,563
#*Ahresty Corp.	20,800	140,622
#Ai Holdings Corp.	37,400	131,555
Aica Kogyo Co., Ltd.	36,800	352,058
Aichi Bank, Ltd. (The)	6,600	553,397
Aichi Corp.	33,300	143,491
Aichi Machine Industry Co., Ltd.	80,000	236,391
Aichi Steel Corp.	123,000	588,741
Aichi Tokei Denki Co., Ltd.	12,000	35,818
Aida Engineering, Ltd.	68,400	204,368
*Aigan Co., Ltd.	20,300	121,375
#Aioi Insurance Co., Ltd.	289,000	1,272,290
Aiphone Co., Ltd.	21,900	389,054
Air Water, Inc.	50,000	589,340
Airport Facilities Co., Ltd.	32,300	190,713
Aisan Industry Co., Ltd.	23,400	173,174
Aisin Seiki Co., Ltd.	82,100	2,087,442
Ajinomoto Co., Inc.	343,000	3,219,271
#*Akebono Brake Industry Co., Ltd.	24,500	190,700
Akita Bank, Ltd. (The)	150,000	585,519
Alfresa Holdings Corp.	25,000	1,080,885
All Nippon Airways Co., Ltd.	57,000	159,039
*Allied Telesis Holdings K.K.	71,100	37,245
Aloka Co., Ltd.	16,500	131,832
Alpha Corp.	3,500	20,803
Alpha Systems, Inc.	5,500	105,067
#*Alpine Electronics, Inc.	47,600	467,846
*Alps Electric Co., Ltd.	154,400	963,709
Alps Logistics Co., Ltd.	10,900	104,299
Altech Co., Ltd.	6,200	12,707
Altech Corp.	2,600	16,472
Amada Co., Ltd.	253,000	1,547,804
Amano Corp.	75,200	647,285
Amiyaki Tei Co., Ltd.	20	42,138
Amuse, Inc.	8,520	95,476
Ando Corp.	82,000	108,274
Anest Iwata Corp.	17,000	54,540
#*Anritsu Corp.	156,000	548,317
AOC Holdings, Inc.	40,600	271,692
AOI Advertising Promotion, Inc.	5,500	27,491
AOI Electronics Co., Ltd.	1,400	23,554
AOKI Holdings, Inc.	27,400	267,565
*AOMI Construction Co., Ltd.	45,000	500
Aomori Bank, Ltd. (The)	181,000	510,981
Aoyama Trading Co., Ltd.	77,400	1,240,366
*Aozora Bank, Ltd.	498,000	588,813
Arakawa Chemical Industries, Ltd.	18,200	225,024
Araya Industrial Co., Ltd.	59,000	88,821

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Arcs Co., Ltd.	7,500	$110,179
#*Arealink Co., Ltd.	290	15,776
#Ariake Japan Co., Ltd.	11,500	179,348
Arisawa Manufacturing Co., Ltd.	34,400	215,844
Aronkasei Co., Ltd.	18,000	78,048
ART Corp.	9,200	154,142
As One Corp.	5,390	99,468
Asahi Breweries, Ltd.	37,500	662,950
Asahi Diamond Industrial Co., Ltd.	59,000	415,815
Asahi Glass Co., Ltd.	433,000	3,647,946
Asahi Holdings, Inc.	6,500	110,108
Asahi Kasei Corp.	390,000	1,932,494
Asahi Kogyosha Co., Ltd.	31,000	129,951
Asahi Organic Chemicals Industry Co., Ltd.	80,000	201,420
#*Asahi Tec Corp.	3,789,000	1,121,779
*Asanuma Corp.	11,000	8,340
Asatsu-DK, Inc.	19,300	380,613
Ashimori Industry Co., Ltd.	38,000	59,032
#Asics Corp.	21,000	187,192
ASKA Pharmaceutical Co., Ltd.	28,000	245,127
Astellas Pharma, Inc.	27,300	1,005,291
Asti Corp.	4,000	8,792
Asunaro Aoki Construction Co., Ltd.	33,500	209,534
#*Atom Corp.	2,600	8,666
Atsugi Co., Ltd.	291,000	366,252
#Autobacs Seven Co., Ltd.	30,100	1,015,162
#Avex Group Holdings, Inc.	9,200	83,184
#Awa Bank, Ltd. (The)	148,000	771,083
Bando Chemical Industries, Ltd.	98,000	276,415
Bank of Iwate, Ltd. (The)	20,900	1,238,294
Bank of Kyoto, Ltd. (The)	169,000	1,533,561
Bank of Nagoya, Ltd. (The)	102,000	402,893
Bank of Okinawa, Ltd. (The)	18,900	651,712
Bank of Saga, Ltd. (The)	136,000	462,863
Bank of the Ryukyus, Ltd.	39,000	419,495
Bank of Yokohama, Ltd.	552,000	2,710,561
Belluna Co., Ltd.	28,300	122,120
Benesse Holdings, Inc.	16,300	718,718
Best Denki Co., Ltd.	65,500	288,406
Bic Camera, Inc.	339	127,351
Bidec Servo Corp.	6,000	28,784
BML, Inc.	4,200	112,759
Bookoff Corp.	11,400	156,602
Bridgestone Corp.	51,800	854,219
Brother Industries, Ltd.	167,600	1,908,233
Bunka Shutter Co., Ltd.	54,000	186,340
#CAC Corp.	9,200	63,772
*Calsonic Kansei Corp.	152,000	411,034
Canon Electronics, Inc.	6,200	123,254
Canon Finetech, Inc.	19,300	250,849
Canon Marketing Japan, Inc.	58,800	952,646
Canon, Inc. Sponsored ADR	31,850	1,199,471
Capcom Co., Ltd.	10,000	168,078
*Carchs Holdings Co., Ltd.	21,500	8,301
#Casio Computer Co., Ltd.	168,500	1,236,436
Catena Corp.	31,300	74,214
Cawachi, Ltd.	16,900	350,630
#*Cedyna Financial Corp.	105,209	207,785
Central Glass Co., Ltd.	98,000	394,731
Central Japan Railway Co.	84	559,631
Central Security Patrols Co., Ltd.	7,100	69,050

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Century Tokyo Leasing Corp.	38,930	$434,887
CFS Corp.	39,000	222,786
Chiba Bank, Ltd. (The)	333,000	2,053,577
*Chiba Kogyo Bank, Ltd. (The)	30,500	267,329
*Chimney Co., Ltd.	500	8,499
Chino Corp.	40,000	104,519
Chiyoda Co., Ltd.	23,200	276,423
Chiyoda Corp.	92,000	669,408
#Chofu Seisakusho Co., Ltd.	27,300	539,656
Chori Co., Ltd.	69,000	79,884
Chubu Electric Power Co., Ltd.	39,600	884,113
Chubu Shiryo Co., Ltd.	25,000	232,594
Chudenko Corp.	26,700	395,062
Chuetsu Pulp & Paper Co., Ltd.	106,000	209,579
#*Chugai Mining Co., Ltd.	259,700	117,737
Chugai Pharmaceutical Co., Ltd.	19,800	387,354
Chugai Ro Co., Ltd.	31,000	87,019
Chugoku Bank, Ltd. (The)	99,000	1,336,797
#Chugoku Electric Power Co., Ltd. (The)	18,600	376,417
Chugoku Marine Paints, Ltd.	30,000	210,414
Chukyo Bank, Ltd. (The)	189,000	518,394
Chuo Denki Kogyo Co., Ltd.	17,000	140,765
Chuo Mitsui Trust Holdings, Inc.	300,000	1,095,578
Chuo Spring Co., Ltd.	31,000	88,905
Circle K Sunkus Co., Ltd.	25,300	347,299
Citizen Holdings Co., Ltd.	243,400	1,369,564
#CKD Corp.	72,900	542,200
#*Clarion Co., Ltd.	103,000	97,826
Cleanup Corp.	22,400	156,190
*CMK Corp.	47,300	335,384
Coca-Cola Central Japan Co., Ltd.	20,900	280,040
#Coca-Cola West Co., Ltd.	48,102	893,515
Cocakara Fine Holdings, Inc.	1,320	30,156
Colowide Co., Ltd.	3,500	23,301
#*Columbia Music Entertainment, Inc.	23,000	8,484
Commuture Corp.	41,000	247,962
Computer Engineering & Consulting, Ltd.	15,100	97,946
Comsys Holdings Corp.	120,000	1,185,990
#Co-Op Chemical Co., Ltd.	23,000	41,387
Core Corp.	6,100	42,732
Corona Corp.	26,600	356,253
Cosel Co., Ltd.	8,300	93,243
Cosmo Oil Co., Ltd.	513,000	1,347,587
Create Medic Co., Ltd.	3,500	34,945
#Credit Saison Co., Ltd.	136,600	1,527,052
#Cresco, Ltd.	36,000	167,036
Cross Plus, Inc.	2,000	20,814
#*CSK Holdings Corp.	138,580	521,644
CTI Engineering Co., Ltd.	12,300	67,567
#Culture Convenience Club Co., Ltd.	29,700	182,815
#Cybozu, Inc.	20	8,874
Dai Nippon Printing Co., Ltd.	195,000	2,443,232
#Dai Nippon Sumitomo Pharma Co., Ltd.	46,000	478,110
*Dai Nippon Toryo, Ltd.	103,000	118,426
Daicel Chemical Industries, Ltd.	185,000	1,117,164
Dai-Dan Co., Ltd.	42,000	215,430
Daido Kogyo Co., Ltd.	31,000	51,958
#Daido Metal Co., Ltd.	40,000	107,565
Daido Steel Co., Ltd.	231,000	786,229
Daidoh, Ltd.	13,300	93,528
#*Daiei, Inc. (The)	104,000	385,247

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daifuku Co., Ltd.	87,500	$541,832
Daihatsu Motor Co., Ltd.	53,000	542,204
Daihen Corp.	54,000	188,159
*Daiho Corp.	49,000	36,026
#*Daiichi Chuo Kisen Kaisha	58,000	138,542
#Daiichi Jitsugyo Co., Ltd.	54,000	155,364
Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	58,481
Daiichi Kogyo Seiyaku Co., Ltd.	32,000	97,484
Daiichi Sankyo Co., Ltd.	42,900	838,084
#Daiken Corp.	89,000	199,446
*Daiki Aluminium Industry Co., Ltd.	41,000	98,581
Daikin Industries, Ltd.	23,000	779,602
Daiko Clearing Services Corp.	12,900	68,394
Daikoku Denki Co., Ltd.	10,200	202,197
#*Daikyo, Inc.	229,392	568,554
Daimei Telecom Engineering Corp.	27,000	227,366
Dainichi Co., Ltd.	17,300	113,282
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	75,000	252,314
#*Dainippon Screen Manufacturing Co., Ltd.	254,000	1,079,575
Daio Paper Corp.	60,000	503,149
#*Daisan Bank, Ltd. (The)	147,000	354,184
#Daiseki Co., Ltd.	5,925	116,433
Daishi Bank, Ltd. (The)	252,000	917,982
Daiso Co., Ltd.	36,000	101,759
*Daisue Construction Co., Ltd.	70,000	28,310
Daisyo Corp.	26,100	352,822
Daito Bank, Ltd. (The)	94,000	70,119
Daito Trust Construction Co., Ltd.	6,900	286,808
Daiwa House Industry Co., Ltd.	228,000	2,435,851
Daiwa Industries, Ltd.	39,000	203,450
Daiwa Securities Co., Ltd.	329,000	1,731,633
#Daiwabo Holdings Co., Ltd.	65,000	253,416
DC Co., Ltd.	24,400	75,448
DCM Japan Holdings Co., Ltd.	45,580	294,785
#*DeNa Co., Ltd.	29	100,261
Denki Kagaku Kogyo Kabushiki Kaisha	335,000	1,229,043
Denki Kogyo Co., Ltd.	30,000	143,676
Denso Corp.	125,500	3,429,067
Dentsu, Inc.	53,200	1,139,761
Denyo Co., Ltd.	22,900	168,337
Descente, Ltd.	43,000	207,937
DIC Corp.	345,000	564,658
*Dijet Industrial Co., Ltd.	13,000	20,087
#Disco Corp.	17,700	976,389
DMW Corp.	900	14,776
#Don Quijote Co., Ltd.	14,200	379,491
Doshisha Co., Ltd.	12,800	240,139
Doutor Nichires Holdings Co., Ltd.	17,223	249,267
Dowa Holdings Co., Ltd.	281,000	1,640,560
*Dr Ci:Labo Co., Ltd.	10	21,037
*Dream Incubator, Inc.	25	17,089
DTS Corp.	19,400	166,738
*Duskin Co., Ltd.	29,400	529,936
Dwango Co., Ltd.	46	95,815
DyDo Drinco, Inc.	11,400	348,093
Dynic Corp.	12,000	20,048
eAccess, Ltd.	244	171,133
Eagle Industry Co., Ltd.	26,000	129,231
East Japan Railway Co.	19,000	1,216,737
*Ebara Corp.	235,000	1,032,459
Echo Trading Co., Ltd.	3,000	34,005

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Edion Corp.	89,000	$718,828
Ehime Bank, Ltd. (The)	340,000	924,938
Eighteenth Bank, Ltd. (The)	161,000	444,275
Eiken Chemical Co., Ltd.	19,900	232,684
Eisai Co., Ltd.	11,500	408,368
Eizo Nanao Corp.	18,000	427,402
Electric Power Development Co., Ltd.	13,700	422,411
*Elna Co., Ltd.	12,000	11,598
*Elpida Memory, Inc.	103,800	1,356,153
Enplas Corp.	16,100	274,391
#*Enshu, Ltd.	37,000	31,065
Ensuiko Sugar Refining Co., Ltd.	11,000	19,167
ESPEC Corp.	20,800	130,370
Exedy Corp.	35,400	727,894
Ezaki Glico Co., Ltd.	45,000	490,689
Falco Biosystems, Ltd.	5,700	63,834
FamilyMart Co., Ltd.	13,500	402,114
Fancl Corp.	16,800	299,813
Fanuc, Ltd.	6,000	498,367
Fast Retailing Co., Ltd.	2,800	460,862
FCC Co., Ltd.	18,300	314,662
#*FDK Corp.	62,000	97,567
Foster Electric Co., Ltd.	21,600	552,976
FP Corp.	6,100	302,194
#France Bed Holdings Co., Ltd.	112,000	173,774
*F-Tech, Inc.	500	5,111
#*Fudo Tetra Corp.	128,400	85,571
#Fuji Co., Ltd.	10,200	202,816
Fuji Corp., Ltd.	34,700	140,620
*Fuji Electric Holdings Co., Ltd.	575,000	1,068,489
*Fuji Fire & Marine Insurance Co., Ltd. (The)	125,000	143,112
*Fuji Heavy Industries, Ltd.	441,000	1,723,338
#*Fuji Kiko Co., Ltd.	11,000	13,327
Fuji Kyuko Co., Ltd.	14,000	69,506
Fuji Oil Co., Ltd.	29,100	439,298
Fuji Oozx, Inc.	6,000	15,910
#Fuji Soft, Inc.	19,300	333,856
*Fuji Television Network, Inc.	124	182,199
#Fujibo Holdings, Inc.	69,000	114,303
Fujicco Co., Ltd.	31,600	347,230
FUJIFILM Holdings Corp.	128,700	3,658,848
Fujikura Kasei Co., Ltd.	28,600	147,758
Fujikura Rubber, Ltd.	18,900	78,710
Fujikura, Ltd.	352,000	1,697,203
Fujita Kanko, Inc.	11,000	43,695
Fujitec Co., Ltd.	79,000	413,469
Fujitsu Frontech, Ltd.	19,900	166,448
Fujitsu General, Ltd.	42,000	138,654
Fujitsu, Ltd.	297,292	1,750,693
#*Fujiya Co., Ltd.	46,000	86,645
*Fukuda Corp.	42,000	78,916
Fukui Bank, Ltd. (The)	278,000	922,650
Fukuoka Financial Group, Inc.	447,000	1,634,404
*Fukushima Bank, Ltd.	226,000	131,358
Fukusima Industries Corp.	5,100	46,387
#Fukuyama Transporting Co., Ltd.	249,000	1,294,666
Fumakilla, Ltd.	16,000	78,309
Funai Consulting, Co., Ltd.	10,500	62,144
#Funai Electric Co., Ltd.	17,900	835,155
Furukawa Co., Ltd.	339,000	448,815
Furukawa Electric Co., Ltd.	361,067	1,369,344

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Furukawa-Sky Aluminum Corp.	85,000	$126,513
Furusato Industries, Ltd.	14,900	89,859
Fuso Pharmaceutical Industries, Ltd.	91,000	282,743
#Futaba Corp.	45,500	704,451
#*Futaba Industrial Co., Ltd.	95,400	499,344
Future Architect, Inc.	69	27,828
Fuyo General Lease Co., Ltd.	19,200	424,240
G-7 Holdings, Inc.	5,000	27,622
#Gakken Holdings Co., Ltd.	98,000	279,955
Gecoss Corp.	22,500	99,222
GEO Co., Ltd.	103	106,962
GLOBERIDE, Inc.	27,000	33,735
Glory, Ltd.	42,300	930,770
#GMO Internet, Inc.	15,800	72,197
Godo Steel, Ltd.	156,000	302,694
Goldcrest Co., Ltd.	11,760	356,974
*Goldwin, Inc.	56,000	108,008
Gourmet Kineya Co., Ltd.	28,000	186,774
#GS Yuasa Corp.	140,000	1,205,848
#*GSI Creos Corp.	49,000	56,048
#Gulliver International Co., Ltd.	4,390	325,559
#Gun-Ei Chemical Industry Co., Ltd.	62,000	149,022
Gunma Bank, Ltd. (The)	331,000	1,724,444
Gunze, Ltd.	227,000	894,185
#H2O Retailing Corp.	88,000	534,847
Hachijuni Bank, Ltd. (The)	240,000	1,419,867
Hagoromo Foods Corp.	3,000	34,407
#Hakuhodo Dy Holdings, Inc.	20,050	1,007,049
Hakuto Co., Ltd.	17,800	159,645
Hamamatsu Photonics K.K.	21,000	523,162
Hankyu Hanshin Holdings, Inc.	317,000	1,412,158
Hanwa Co., Ltd.	109,000	380,639
#Happinet Corp.	10,300	142,941
Harashin Narus Holdings Co., Ltd.	5,700	62,833
Harima Chemicals, Inc.	22,000	136,472
Haruyama Trading Co., Ltd.	2,400	10,443
#*Haseko Corp.	606,000	465,141
#*Hayashikane Sangyo Co., Ltd.	20,000	27,324
Hazama Corp.	98,900	105,374
Heiwa Corp.	32,600	319,142
Heiwa Real Estate Co., Ltd.	172,500	565,214
Heiwado Co., Ltd.	40,500	530,258
Hibiya Engineering, Ltd.	30,000	257,095
Hiday Hidaka Corp.	100	1,238
Higashi-Nippon Bank, Ltd.	135,000	291,329
Higo Bank, Ltd. (The)	161,000	953,058
Hikari Tsushin, Inc.	15,200	285,161
*Hino Motors, Ltd.	188,000	694,989
*Hioki EE Corp.	500	9,298
Hirose Electric Co., Ltd.	7,000	721,520
Hiroshima Bank, Ltd. (The)	395,000	1,515,703
HIS Co., Ltd.	8,800	189,133
Hisamitsu Pharmaceutical Co., Inc.	6,800	233,779
Hitachi Cable, Ltd.	173,000	460,750
#Hitachi Chemical Co., Ltd.	78,800	1,564,392
Hitachi Construction Machinery Co., Ltd.	68,900	1,605,795
#Hitachi High-Technologies Corp.	41,300	684,085
Hitachi Koki Co., Ltd.	62,800	695,147
#Hitachi Kokusai Electric, Inc.	75,000	579,524
Hitachi Medical Corp.	36,000	347,097
Hitachi Metals Techno, Ltd.	3,500	14,237

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Hitachi Metals, Ltd.	55,000	$524,738
Hitachi Tool Engineering, Ltd.	23,100	205,389
Hitachi Transport System, Ltd.	34,800	456,465
*Hitachi Zosen Corp.	390,000	507,965
*Hitachi, Ltd.	4,000	12,915
*Hitachi, Ltd. Sponsored ADR	95,256	3,060,575
Hochiki Corp.	11,000	61,107
Hodogaya Chemical Co., Ltd.	78,000	190,834
Hogy Medical Co., Ltd.	5,400	290,261
#Hohsui Corp.	11,000	14,819
Hokkaido Electric Power Co., Inc.	27,400	527,558
Hokkaido Gas Co., Ltd.	80,000	223,233
Hokkan Holdings, Ltd.	61,000	155,483
Hokko Chemical Industry Co., Ltd.	25,000	84,169
Hokkoku Bank, Ltd. (The)	208,000	816,226
Hokuetsu Bank, Ltd. (The)	202,000	339,285
Hokuetsu Industries Co., Ltd.	10,000	15,996
#Hokuetsu Kishu Paper Co., Ltd.	167,295	865,215
Hokuhoku Financial Group, Inc.	687,000	1,488,697
#Hokuriku Electric Industry Co., Ltd.	35,000	62,244
#Hokuriku Electric Power Co., Inc.	19,500	444,572
Hokuriku Electrical Construction Co., Ltd.	6,000	18,851
Hokuto Corp.	6,100	136,347
Honda Motor Co., Ltd.	16,400	506,542
#Honda Motor Co., Ltd. Sponsored ADR	409,732	12,689,400
#Horiba, Ltd.	28,700	694,011
Horipro, Inc.	13,300	116,145
#Hosiden Corp.	42,700	517,093
Hosokawa Micron Corp.	35,000	138,684
House Foods Corp.	53,500	851,893
*Howa Machinery, Ltd.	123,000	70,112
Hoya Corp.	22,900	503,967
Hyakugo Bank, Ltd. (The)	183,000	875,155
Hyakujishi Bank, Ltd. (The)	301,000	1,240,445
*I Metal Technology Co., Ltd.	14,000	21,851
Ibiden Co., Ltd.	33,400	1,195,804
IBJ Leasing Co., Ltd.	10,000	171,155
Ichiken Co., Ltd.	22,000	30,207
#*Ichikoh Industries, Ltd.	38,000	67,637
Ichinen Holdings Co., Ltd.	9,500	36,935
Ichiyoshi Securities Co., Ltd.	20,000	149,027
Icom, Inc.	11,000	265,633
Idec Corp.	11,200	85,177
#Idemitsu Kosan Co., Ltd.	16,500	1,209,997
Ihara Chemical Industry Co., Ltd.	47,000	159,716
*IHI Corp.	749,000	1,428,359
*Iida Home Max	6,400	114,956
#Iino Kaiun Kaisha, Ltd.	28,400	126,198
#*Ikegami Tsushinki Co., Ltd.	54,000	46,562
#*Image Holdings Co., Ltd.	7,400	18,773
Imasen Electric Industrial Co., Ltd.	15,100	192,932
Imperial Hotel, Ltd.	7,500	150,802
*Impress Holdings, Inc.	4,300	10,666
Inaba Denki Sangyo Co., Ltd.	8,300	196,853
Inaba Seisakusho Co., Ltd.	16,300	165,814
Inabata & Co., Ltd.	50,700	192,112
#Inageya Co., Ltd.	23,000	239,252
Ines Corp.	31,400	236,595
I-Net Corp.	7,400	40,692
Information Services International-Dentsu, Ltd.	13,900	88,015
INPEX Corp.	62	506,312

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Intage, Inc.	1,200	$21,532
Inui Steamship Co., Ltd.	14,700	114,377
Inui Warehouse Co., Ltd.	5,000	37,711
#*Invoice, Inc.	2,790	42,363
ISE Chemicals Corp.	9,000	58,292
#*Iseki & Co., Ltd.	105,000	393,128
Isetan Mitsukoshi Holdings, Ltd.	141,340	1,354,581
*Ishihara Sangyo Kaisha, Ltd.	411,000	334,515
Ishii Hyoki Co., Ltd.	4,400	55,452
#Ishii Iron Works Co., Ltd.	23,000	41,925
Ishizuka Glass Co., Ltd.	12,000	25,776
*Isuzu Motors, Ltd.	956,000	2,021,321
IT Holdings Corp.	24,900	306,869
ITC Networks Corp.	3	6,985
ITO EN, Ltd.	25,700	432,249
Itochu Corp.	553,000	3,495,394
Itochu Enex Co., Ltd.	53,300	273,653
#Itochu Techno-Solutions Corp.	17,200	472,796
Itochu-Shokuhin Co., Ltd.	11,200	381,338
Itoham Foods, Inc.	140,000	553,403
Itoki Corp.	45,100	108,899
#*Iwasaki Electric Co., Ltd.	75,000	135,956
#Iwatani International Corp.	100,000	299,319
*Iwatsu Electric Co., Ltd.	84,000	75,816
#Iyo Bank, Ltd. (The)	103,000	928,769
Izumi Co., Ltd.	9,800	118,209
Izumiya Co., Ltd.	93,000	479,610
*Izutsuya Co., Ltd.	70,000	32,822
#*J Front Retailing Co., Ltd.	382,600	1,813,570
#Jalux, Inc.	2,000	28,443
Jamco Corp.	8,000	43,650
#*Janome Sewing Machine Co., Ltd.	182,000	123,475
*Japan Airlines System Corp.	61,000	79,002
Japan Airport Terminal Co., Ltd.	29,400	410,702
Japan Aviation Electronics Industry, Ltd.	64,000	390,798
Japan Business Computer Co., Ltd.	8,900	61,138
Japan Carlit Co., Ltd.	16,300	81,085
Japan Cash Machine Co., Ltd.	12,800	102,454
Japan Digital Laboratory Co., Ltd.	21,200	262,551
Japan Foundation Engineering Co., Ltd.	8,600	19,416
Japan Kenzai Co., Ltd.	10,700	46,119
Japan Medical Dynamic Marketing, Inc.	2,600	7,435
Japan Petroleum Exploration Co., Ltd.	8,300	414,419
Japan Pulp & Paper Co., Ltd.	102,000	388,889
#Japan Radio Co., Ltd.	98,000	192,668
#Japan Steel Works, Ltd. (The)	16,000	176,454
Japan Tobacco, Inc.	194	544,268
Japan Transcity Corp.	61,000	179,630
Japan Vilene Co., Ltd.	45,000	239,549
#Japan Wool Textile Co., Ltd. (The)	88,000	587,613
Jastec Co., Ltd.	16,200	103,980
JBIS Holdings, Inc.	27,500	96,555
Jeans Mate Corp.	5,400	31,412
Jeol, Ltd.	62,000	249,086
JFE Holdings, Inc.	61,400	2,000,092
JFE Shoji Holdings, Inc.	109,000	394,379
JGC Corp.	19,000	363,192
*Jidosha Buhin Kogyo Co., Ltd.	16,000	25,292
JMS Co., Ltd.	40,000	175,072
Joban Kosan Co., Ltd.	79,000	129,730
J-Oil Mills, Inc.	51,000	174,165

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Joshin Denki Co., Ltd.	23,000	$160,796
Joyo Bank, Ltd. (The)	282,000	1,240,591
JS Group Corp.	106,100	1,731,607
JSP Corp.	28,300	270,570
JSR Corp.	39,400	768,434
JTEKT Corp.	145,800	1,540,211
#*Juki Corp.	106,000	110,764
Juroku Bank, Ltd.	228,000	815,704
*JVC Kenwood Holdings, Inc.	385,000	183,540
K.R.S. Corp.	11,500	131,983
#*Kabu.Com Securities Co., Ltd.	63	67,400
Kabuki-Za Co., Ltd.	1,000	40,694
Kadokawa Holdings, Inc.	24,200	574,232
Kaga Electronics Co., Ltd.	22,800	228,856
Kagawa Bank, Ltd. (The)	67,000	241,679
#Kagome Co., Ltd.	22,500	428,017
Kagoshima Bank, Ltd. (The)	130,000	959,982
#Kajima Corp.	287,000	671,946
#Kakaku.com, Inc.	48	175,521
Kaken Pharmaceutical Co., Ltd.	36,000	325,751
#*Kamagai Gumi Co., Ltd.	168,000	118,887
#Kameda Seika Co., Ltd.	21,600	402,123
Kamei Corp.	28,000	145,613
Kamigumi Co., Ltd.	216,000	1,622,505
Kanaden Corp.	24,000	127,759
Kanagawa Chuo Kotsu Co., Ltd.	11,000	63,184
Kanamoto Co., Ltd.	30,000	128,077
Kandenko Co., Ltd.	58,000	357,720
Kaneka Corp.	240,000	1,562,440
*Kanematsu Corp.	389,000	319,820
Kanematsu Electronics, Ltd.	44,900	404,412
Kansai Electric Power Co., Inc.	44,700	965,818
Kansai Paint Co., Ltd.	133,000	1,125,413
Kanto Auto Works, Ltd.	22,446	213,349
#Kanto Denka Kogyo Co., Ltd.	40,000	325,770
Kanto Natural Gas Development Co., Ltd.	43,000	260,333
#*Kanto Tsukuba Bank, Ltd. (The)	56,900	189,796
Kao Corp.	23,000	512,298
Kasai Kogyo Co., Ltd.	37,000	97,750
Kasumi Co., Ltd.	23,000	114,259
Katakura Chikkarin Co., Ltd.	20,000	62,013
#Katakura Industries Co., Ltd.	12,900	138,978
Kato Sangyo Co., Ltd.	22,200	383,144
Kato Works Co., Ltd.	58,000	112,667
#*Kawada Technologies, Inc.	2,300	39,274
Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	99,461
Kawakin Holdings Co., Ltd.	10,000	32,263
#Kawasaki Heavy Industries, Ltd.	424,000	1,059,487
Kawasaki Kasei Chemicals, Ltd.	23,000	28,991
Kawasaki Kinkai Kisen Kaisha, Ltd.	28,000	76,470
#*Kawasaki Kisen Kaisha, Ltd.	499,000	1,818,216
#*Kawashima Selkon Textiles Co., Ltd.	85,000	67,950
Kawasumi Laboratories, Inc.	22,000	153,778
#*Kayaba Industry Co., Ltd.	163,000	471,081
KDDI Corp.	177	939,425
Keihan Electric Railway Co., Ltd.	70,000	294,701
*Keihin Co., Ltd. (The)	59,000	79,110
#Keihin Corp.	36,500	554,413
#Keihin Electric Express Railway Co., Ltd.	88,000	700,500
Keio Corp.	125,000	787,074
Keisei Electric Railway Co., Ltd.	154,000	865,911

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keiyo Bank, Ltd. (The)	202,000	$970,840
#Keiyo Co., Ltd.	19,100	92,745
#*Kenedix, Inc.	402	152,774
Kentucky Fried Chicken Japan, Ltd.	5,000	93,313
#Key Coffee, Inc.	17,900	315,552
Keyence Corp.	1,869	371,042
#Kikkoman Corp.	86,050	995,930
*Kimoto Co., Ltd.	5,600	55,327
Kimura Chemical Plants Co., Ltd.	4,100	40,249
Kinden Corp.	108,000	877,121
#*Kinki Nippon Tourist Co., Ltd.	94,000	85,758
Kinki Sharyo Co., Ltd.	21,000	176,103
#Kintetsu Corp.	128,000	455,212
#Kintetsu World Express, Inc.	10,300	239,406
Kinugawa Rubber Industrial Co., Ltd.	25,000	48,363
Kirin Holdings Co., Ltd.	105,000	1,713,924
Kirindo Co., Ltd.	2,700	14,282
Kisoji Co., Ltd.	5,400	117,996
Kissei Pharmaceutical Co., Ltd.	19,000	422,792
#Kitagawa Iron Works Co., Ltd.	84,000	93,168
Kita-Nippon Bank, Ltd. (The)	6,700	202,005
#Kitano Construction Corp.	89,000	217,207
Kitz Corp.	108,000	558,581
Kiyo Holdings, Inc.	443,000	530,838
Koa Corp.	35,900	290,009
Koatsu Gas Kogyo Co., Ltd.	25,000	144,064
Kobayashi Pharmaceutical Co., Ltd.	10,700	460,508
Kobayashi Yoko Co., Ltd.	1,900	6,462
*Kobe Steel, Ltd.	691,000	1,255,751
Koekisha Co., Ltd.	1,800	32,029
Kohnan Shoji Co., Ltd.	28,900	350,934
Kohsoku Corp.	5,000	38,204
#Koike Sanso Kogyo Co., Ltd.	40,000	113,325
Koito Industries, Ltd.	7,000	21,192
#Koito Manufacturing Co., Ltd.	51,000	731,103
#Kojima Co., Ltd.	27,200	137,196
Kokuyo Co., Ltd.	85,864	749,521
Komai Tekko, Inc.	33,000	69,723
Komatsu Seiren Co., Ltd.	39,000	152,941
Komatsu Wall Industry Co., Ltd.	9,900	120,245
#Komatsu, Ltd.	54,600	1,064,424
Komeri Co., Ltd.	14,400	397,998
#Komori Corp.	95,600	1,130,789
Konaka Co., Ltd.	27,380	79,472
Konami Co., Ltd.	8,000	145,554
#Konami Corp. ADR	19,770	366,536
Konica Minolta Holdings, Inc.	142,500	1,338,606
Konishi Co., Ltd.	18,400	175,753
*Kosaido Co., Ltd.	13,700	30,496
Kose Corp.	18,000	393,789
#Kosei Securities Co., Ltd.	58,000	63,179
#K’s Holdings Corp.	22,100	716,206
Ku Holdings Co., Ltd.	4,400	16,310
Kubota Corp.	15,000	116,562
#Kubota Corp. Sponsored ADR	46,500	1,786,065
#Kumiai Chemical Industry Co., Ltd.	79,000	276,848
Kura Corp.	26	90,466
Kurabo Industries, Ltd.	230,000	396,935
Kuraray Co., Ltd.	95,500	985,885
#Kureha Corp.	92,000	496,253
*Kurimoto, Ltd.	117,000	113,692

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kurita Water Industries, Ltd.	11,600	$354,772
#Kuroda Electric Co., Ltd.	32,300	466,942
*Kurosaki Harima Corp.	57,000	87,716
Kyocera Corp.	3,300	276,818
#Kyocera Corp. Sponsored ADR	28,600	2,387,242
Kyoden Co., Ltd.	7,000	9,640
Kyodo Printing Co., Ltd.	89,000	255,599
Kyodo Shiryo Co., Ltd.	56,000	76,784
Kyoei Sangyo Co., Ltd.	21,000	44,464
Kyoei Tanker Co., Ltd.	22,000	50,732
Kyokuto Boeki Kaisha, Ltd.	10,000	13,812
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	147,963
Kyokuyo Co., Ltd.	41,000	82,803
#Kyorin Co., Ltd.	32,000	511,784
Kyoritsu Maintenance Co., Ltd.	10,840	178,223
Kyosan Electric Manufacturing Co., Ltd.	57,000	263,531
Kyoto Kimono Yuzen Co., Ltd.	6,400	63,420
Kyowa Exeo Corp.	45,000	412,150
Kyowa Hakko Kirin Co., Ltd.	92,000	1,063,429
Kyowa Leather Cloth Co., Ltd.	13,100	52,741
Kyudenko Corp.	67,000	402,064
Kyushu Electric Power Co., Inc.	29,400	600,291
*Laox Co., Ltd.	10,000	10,984
Lawson, Inc.	10,200	456,014
Leopalace21 Corp.	98,600	533,532
Life Corp.	10,000	175,346
Lintec Corp.	33,000	584,314
Lion Corp.	82,000	408,889
*Lonseal Corp.	23,000	25,258
#*Look, Inc.	26,000	27,316
Mabuchi Motor Co., Ltd.	19,200	918,769
Macnica, Inc.	10,300	163,503
Maeda Corp.	120,000	330,005
Maeda Road Construction Co., Ltd.	87,000	709,143
*Maezawa Industries, Inc.	3,100	5,374
Maezawa Kaisei Industries Co., Ltd.	14,200	154,405
Maezawa Kyuso Industries Co., Ltd.	14,500	211,585
*Magara Construction Co., Ltd.	7,000	78
*Makino Milling Machine Co., Ltd.	127,000	496,363
Makita Corp.	14,000	463,961
#Makita Corp. Sponsored ADR	12,696	428,998
*Mamiya-Op Co., Ltd.	11,000	10,865
Mandom Corp.	8,100	211,225
Marche Corp.	2,000	16,590
Mars Engineering Corp.	5,000	155,888
Marubeni Corp.	709,359	3,509,609
Marubun Corp.	27,100	143,001
Marudai Food Co., Ltd.	133,000	438,698
Maruei Department Store Co., Ltd.	38,000	53,184
#Maruetsu, Inc. (The)	40,000	184,650
Maruha Nichiro Holdings, Inc.	220,815	323,923
#Marui Group Co., Ltd.	201,300	1,156,355
#Maruichi Steel Tube, Ltd.	29,900	557,969
Maruka Machinery Co., Ltd.	4,000	33,395
#Marusan Securities Co., Ltd.	66,800	396,855
Maruwa Co., Ltd.	9,000	208,098
#Maruyama Manufacturing Co., Inc.	47,000	94,464
#*Maruzen Co., Ltd.	64,000	68,518
Maruzen Showa Unyu Co., Ltd.	67,000	227,310
Maspro Denkoh Corp.	16,500	156,891
#Matsuda Sangyo Co., Ltd.	9,962	169,062

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Matsui Construction Co., Ltd.	27,000	$99,765
#Matsui Securities Co., Ltd.	22,400	161,225
Matsumotokiyoshi Holdings Co., Ltd.	13,400	307,616
*Matsuya Co., Ltd.	4,000	38,194
Matsuya Foods Co., Ltd.	13,100	187,824
Max Co., Ltd.	23,000	236,352
#Maxvalu Tokai Co., Ltd.	11,600	135,690
#Mazda Motor Corp.	656,000	1,480,502
MEC Co., Ltd.	20,100	147,949
Medipal Holdings Corp.	61,700	861,636
#Megachips Corp.	6,100	101,013
*Megmilk Snow Brand Co., Ltd.	14,600	287,896
#Meidensha Corp.	140,000	701,482
*Meiji Holdings Co., Ltd.	34,110	1,389,268
*Meiji Machine Co., Ltd.	40,000	17,554
#Meiji Shipping Co., Ltd.	6,200	30,277
Meitec Corp.	3,800	64,063
#Meito Sangyo Co., Ltd.	5,800	81,396
Meito Transportation Co., Ltd.	1,300	11,288
*Meiwa Estate Co., Ltd.	23,600	153,920
#*Meiwa Trading Co., Ltd.	18,000	32,113
Melco Holdings, Inc.	9,600	192,387
Mercian Corp.	84,000	197,349
Mesco, Inc.	6,000	35,327
Michinoku Bank, Ltd. (The)	126,000	285,185
Mikuni Coca-Cola Bottling Co., Ltd.	41,800	352,396
Mikuni Corp.	7,000	9,611
Milbon Co., Ltd.	4,400	107,191
Mimasu Semiconductor Industry Co., Ltd.	15,400	199,941
*Minato Bank, Ltd. (The)	193,000	242,781
Minebea Co., Ltd.	142,000	595,173
Ministop Co., Ltd.	7,900	110,419
#Miraca Holdings, Inc.	20,800	672,677
Miroku Jyoho Service Co., Ltd.	9,000	20,101
*Misawa Homes Co., Ltd,.	17,200	62,543
Misawa Resort Co., Ltd.	6,000	9,812
Misumi Group, Inc.	10,800	184,315
Mitani Corp.	6,000	38,155
*Mito Securities Co., Ltd.	55,000	122,382
*Mitsuba Corp.	36,000	158,059
*Mitsubishi Cable Industries, Ltd.	147,000	132,768
Mitsubishi Chemical Holdings Corp.	507,500	1,884,552
Mitsubishi Corp.	350,500	7,430,723
*Mitsubishi Electric Corp.	186,000	1,414,881
Mitsubishi Estate Co., Ltd.	37,073	559,984
*Mitsubishi Gas Chemical Co., Inc.	292,000	1,346,894
#Mitsubishi Heavy Industries, Ltd.	836,000	2,956,163
Mitsubishi Kakoki Kaisha, Ltd.	32,000	84,503
#Mitsubishi Logistics Corp.	95,000	1,033,595
*Mitsubishi Materials Corp.	494,160	1,303,047
#*Mitsubishi Motors Corp.	357,000	528,118
Mitsubishi Paper Mills, Ltd.	254,000	326,979
Mitsubishi Pencil Co., Ltd.	35,900	431,045
Mitsubishi Rayon Co., Ltd.	306,452	1,058,560
*Mitsubishi Steel Manufacturing Co., Ltd.	89,000	174,282
Mitsubishi Tanabe Pharma Corp.	114,000	1,455,411
#Mitsubishi UFJ Financial Group, Inc.	983,100	5,236,387
#Mitsubishi UFJ Financial Group, Inc. ADR	1,712,038	9,090,922
#Mitsuboshi Belting, Ltd.	68,000	257,026
Mitsui & Co., Ltd.	19,000	249,526
#*Mitsui & Co., Ltd. Sponsored ADR	15,592	4,074,346

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Mitsui Chemicals, Inc.	484,065	$1,662,436
#Mitsui Engineering & Shipbuilding Co., Ltd.	391,000	1,012,434
Mitsui Fudosan Co., Ltd.	49,000	792,821
*Mitsui High-Tec, Inc.	28,800	290,854
Mitsui Home Co., Ltd.	46,000	253,896
Mitsui Knowledge Industry Co., Ltd.	1,115	187,348
Mitsui Matsushima Co., Ltd.	92,000	157,802
*Mitsui Mining & Smelting Co., Ltd.	588,000	1,515,136
*Mitsui O.S.K. Lines, Ltd.	342,000	1,985,821
Mitsui Sugar Co., Ltd.	46,000	163,165
Mitsui Sumitomo Insurance Group Holdings, Inc.	124,400	2,895,788
Mitsui-Soko Co., Ltd.	52,000	180,372
Mitsumi Electric Co., Ltd.	55,900	1,127,629
Mitsumura Printing Co., Ltd.	15,000	52,799
Mitsuuroko Co., Ltd.	32,300	229,590
#Miura Co., Ltd.	15,800	441,233
*Miyaji Engineering Group, Inc.	31,000	26,752
#*Miyakoshi Corp.	3,900	23,597
Miyazaki Bank, Ltd. (The)	123,000	561,738
Miyoshi Oil & Fat Co., Ltd.	76,000	120,916
#Mizuho Financial Group, Inc.	1,009,000	1,990,184
*Mizuho Investors Securities Co., Ltd.	231,000	235,699
Mizuho Securities Co., Ltd.	428,000	1,477,078
*Mizuho Trust & Banking Co., Ltd.	136,000	129,591
Mizuno Corp.	107,000	493,252
Mochida Pharmaceutical Co., Ltd.	27,000	278,685
#Modec, Inc.	4,200	83,458
#Monex Group, Inc.	984	389,231
#Mori Seiki Co., Ltd.	42,500	459,550
Morinaga & Co., Ltd.	113,000	240,452
Morinaga Milk Industry Co., Ltd.	218,000	1,017,133
Morita Holdings Corp.	43,000	221,628
Morozoff, Ltd.	48,000	164,304
Mory Industries, Inc.	42,000	90,552
#Mos Food Services, Inc.	13,000	214,491
Moshi Moshi Hotline, Inc.	900	16,353
MR Max Corp.	35,900	171,049
Murata Manufacturing Co., Ltd.	42,300	2,063,885
Musashino Bank, Ltd.	41,700	1,191,917
*Mutoh Holdings Co., Ltd.	43,000	67,230
#Nabtesco Corp.	36,000	414,468
Nac Co., Ltd.	3,300	31,218
#Nachi-Fujikoshi Corp.	206,000	456,384
Nagano Bank, Ltd. (The)	71,000	148,793
Nagase & Co., Ltd.	91,000	1,106,826
Nagatanien Co., Ltd.	6,000	58,251
Nagoya Railroad Co., Ltd.	179,000	543,658
#*Naigai Co., Ltd.	28,000	13,783
Nakabayashi Co., Ltd.	56,000	115,432
Nakamuraya Co., Ltd.	17,000	90,068
Nakano Corp.	18,000	33,158
#Nakayama Steel Works, Ltd.	114,000	173,561
#Namco Bandai Holdings, Inc.	168,700	1,724,931
#Nankai Electric Railway Co., Ltd.	50,000	219,237
#Nanto Bank, Ltd. (The)	162,000	879,333
NEC Capital Solutions, Ltd.	18,800	255,451
#*NEC Corp.	977,800	2,779,249
*NEC Electronics Corp.	25,800	191,337
NEC Fielding, Ltd.	12,800	188,461
NEC Mobiling, Ltd.	12,000	326,971
NEC Networks & System Integration Corp.	11,400	138,515

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Net One Systems Co., Ltd.	272	$356,581
*Netmarks, Inc.	32	7,382
Neturen Co., Ltd.	35,900	253,963
#New Japan Radio Co., Ltd.	33,000	72,674
New Tachikawa Aircraft Co., Ltd.	1,600	88,496
NGK Insulators, Ltd.	29,000	650,469
NGK Spark Plug Co., Ltd.	130,000	1,473,333
#NHK Spring Co., Ltd.	162,000	1,264,893
*Nice Holdings, Inc.	88,000	187,039
Nichia Steel Works, Ltd.	47,000	144,585
*Nichias Corp.	116,000	419,094
Nichiban Co., Ltd.	38,000	131,139
#Nichicon Corp.	69,200	691,765
*Nichiha Corp.	22,900	137,742
Nichii Gakkan Co.	30,800	305,487
#Nichimo Co., Ltd.	15,000	25,078
*Nichimo Corp.	90,000	1,000
Nichirei Corp.	121,000	449,438
Nichireki Co., Ltd.	22,000	92,960
Nidec Copal Corp.	14,400	215,896
Nidec Corp.	4,200	352,806
#Nidec Corp. ADR	9,900	207,702
Nidec Sankyo Corp.	38,000	288,743
Nidec Tosok Corp.	6,200	52,934
Nifco, Inc.	53,800	1,101,001
Nihon Chouzai Co., Ltd.	5,750	130,304
#Nihon Dempa Kogyo Co., Ltd.	18,000	335,423
#Nihon Eslead Corp.	5,700	59,462
#*Nihon Inter Electronics Corp.	19,200	65,957
Nihon Kagaku Sangyo Co., Ltd.	3,000	20,674
Nihon Kohden Corp.	21,800	364,893
*Nihon Matai Co., Ltd.	9,000	9,497
#Nihon Nohyaku Co., Ltd.	23,000	146,236
Nihon Parkerizing Co., Ltd.	33,000	391,236
*Nihon Spindle Manufacturing Co., Ltd.	46,000	68,407
Nihon Unisys, Ltd.	36,200	308,502
Nikkiso Co., Ltd.	23,000	173,747
Nikko Co., Ltd.	28,000	77,384
Nikon Corp.	47,000	875,969
Nintendo Co., Ltd.	4,500	1,128,711
Nippo Corp.	55,000	424,287
#Nippon Beet Sugar Manufacturing Co., Ltd.	144,000	368,968
*Nippon Carbide Industries Co., Inc.	29,000	34,037
Nippon Carbon Co., Ltd.	23,000	78,454
Nippon Ceramic Co., Ltd.	18,700	252,795
Nippon Chemical Industrial Co., Ltd.	81,000	190,655
*Nippon Chemi-Con Corp.	132,000	488,426
#Nippon Chemiphar Co., Ltd.	5,000	15,980
*Nippon Chutetsukan K.K.	15,000	23,951
Nippon Chuzo K.K.	27,000	33,073
#Nippon Coke & Engineering Co., Ltd.	29,000	35,038
Nippon Concrete Industries Co., Ltd.	33,000	54,680
#Nippon Denko Co., Ltd.	28,000	199,184
#Nippon Densetsu Kogyo Co., Ltd.	49,000	411,739
Nippon Denwa Shisetu Co., Ltd.	52,000	157,879
Nippon Electric Glass Co., Ltd.	108,000	1,162,928
Nippon Express Co., Ltd.	366,000	1,498,645
Nippon Felt Co., Ltd.	15,100	67,965
Nippon Filcon Co., Ltd.	16,300	88,636
Nippon Fine Chemical Co., Ltd.	22,900	210,560
Nippon Flour Mills Co., Ltd.	150,000	762,232

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Nippon Formula Feed Manufacturing Co., Ltd.	32,000	$38,835
Nippon Gas Co., Ltd.	16,800	291,118
Nippon Hume Corp.	31,000	88,470
Nippon Jogesuido Sekkei Co., Ltd.	82	94,211
Nippon Kanzai Co., Ltd.	2,800	53,724
Nippon Kasei Chemical Co., Ltd.	32,000	68,847
Nippon Kayaku Co., Ltd.	159,000	1,422,443
*Nippon Kinzoku Co., Ltd.	61,000	109,195
Nippon Koei Co., Ltd.	78,000	249,418
Nippon Konpo Unyu Soko Co., Ltd.	57,000	619,153
Nippon Koshuha Steel Co., Ltd.	90,000	92,871
*Nippon Light Metal Co., Ltd.	606,000	533,480
#Nippon Meat Packers, Inc.	159,000	1,864,251
#Nippon Metal Industry Co., Ltd.	146,000	261,234
Nippon Mining Holdings, Inc.	377,500	1,684,109
#Nippon Oil Corp.	536,000	2,641,277
#Nippon Paint Co., Ltd.	191,000	1,146,463
Nippon Paper Group, Inc.	61,002	1,618,846
Nippon Parking Development Co., Ltd.	143	7,292
*Nippon Pillar Packing Co., Ltd.	22,000	99,690
*Nippon Piston Ring Co., Ltd.	77,000	82,391
Nippon Road Co., Ltd. (The)	88,000	188,114
Nippon Seiki Co., Ltd.	41,000	430,560
Nippon Seiro Co., Ltd.	14,000	23,372
Nippon Seisen Co., Ltd.	31,000	88,346
Nippon Sheet Glass Co., Ltd.	518,000	1,526,352
Nippon Shinyaku Co., Ltd.	66,000	912,880
#Nippon Shokubai Co., Ltd.	115,000	966,546
Nippon Signal Co., Ltd.	82,600	747,010
Nippon Soda Co., Ltd.	162,000	652,177
Nippon Steel Corp.	390,000	1,487,860
Nippon Steel Trading Co., Ltd.	66,000	112,173
Nippon Suisan Kaisha, Ltd.	240,800	690,119
Nippon Synthetic Chemical Industry Co., Ltd. (The)	65,000	477,386
Nippon Telegraph & Telephone Corp.	5,100	210,438
Nippon Telegraph & Telephone Corp. ADR	57,300	1,176,942
Nippon Television Network Corp.	1,270	165,514
Nippon Thompson Co., Ltd.	82,000	430,072
*Nippon Tungsten Co., Ltd.	10,000	14,340
Nippon Valqua Industries, Ltd.	49,000	96,335
Nippon Yakin Kogyo Co., Ltd.	133,500	647,798
*Nippon Yusen K.K.	464,000	1,712,776
Nippon Yusoki Co., Ltd.	29,000	66,012
Nipponkoa Insurance Co., Ltd.	132,000	718,693
Nipro Corp.	63,000	1,360,049
#*NIS Group Co., Ltd.	191,604	79,163
*NIS Group Co., Ltd. ADR	30,800	6,160
Nishimatsu Construction Co., Ltd.	316,000	480,516
Nishimatsuya Chain Co., Ltd.	29,000	290,446
Nishi-Nippon Bank, Ltd.	576,000	1,424,922
#Nishi-Nippon Railroad Co., Ltd.	148,000	562,595
Nishishiba Electric Co., Ltd.	10,000	18,399
Nissan Chemical Industries, Ltd.	24,000	309,311
*Nissan Motor Co., Ltd.	659,900	4,775,132
Nissan Shatai Co., Ltd.	89,000	750,203
Nissay Dowa General Insurance Co., Ltd.	104,000	461,609
Nissei Corp.	20,100	138,385
*Nissei Plastic Industrial Co., Ltd.	7,600	23,846
Nissen Holdings Co., Ltd.	25,500	83,521
Nissha Printing Co., Ltd.	7,900	374,798
Nisshin Fudosan Co., Ltd.	9,100	48,791

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nisshin Oillio Group, Ltd. (The)	145,000	$764,090
Nisshin Seifun Group, Inc.	52,700	703,002
Nisshin Steel Co., Ltd.	565,000	942,905
Nisshinbo Holdings, Inc.	108,000	1,061,487
Nissin Corp.	82,000	187,307
#Nissin Electric Co., Ltd.	32,000	178,077
Nissin Foods Holdings Co., Ltd.	17,575	620,185
Nissin Kogyo Co., Ltd.	40,300	599,709
Nissin Sugar Manufacturing Co., Ltd.	32,000	68,939
Nissui Pharmaceutical Co., Ltd.	17,700	139,050
Nitchitsu Co., Ltd.	11,000	26,719
Nitori Co., Ltd.	4,500	365,964
Nitta Corp.	25,400	370,605
Nittan Valve Co., Ltd.	24,000	76,714
Nittetsu Mining Co., Ltd.	66,000	353,542
Nitto Boseki Co., Ltd.	291,000	525,659
Nitto Denko Corp.	60,600	1,830,108
Nitto Electric Works, Ltd.	32,600	324,973
Nitto FC Co., Ltd.	5,000	27,865
Nitto Kohki Co., Ltd.	7,000	145,160
Nitto Seiko Co., Ltd.	38,000	93,799
*Nittoc Construction Co., Ltd.	29,000	14,249
NOF Corp.	141,000	639,507
Nohmi Bosai, Ltd.	30,000	220,482
NOK Corp.	97,200	1,289,674
Nomura Co., Ltd.	52,000	149,781
Nomura Holdings, Inc.	107,000	754,160
#Nomura Holdings, Inc. ADR	381,417	2,677,547
Nomura Real Estate Holdings, Inc.	32,200	512,624
#Nomura Research Institute, Ltd.	8,500	183,805
Noritake Co., Ltd.	128,000	373,884
Noritsu Koki Co., Ltd.	19,600	165,111
#Noritz Corp.	18,300	232,269
NS Solutions Corp.	13,300	243,334
#NSD Co., Ltd.	28,300	288,565
NSK, Ltd.	333,000	1,934,651
NTN Corp.	320,000	1,208,298
NTT Data Corp.	81	233,070
NTT DoCoMo, Inc.	1,077	1,561,934
NTT DoCoMo, Inc. Sponsored ADR	44,600	642,686
*Oak Capital Corp.	101,000	20,060
Obayashi Corp.	357,000	1,348,112
Obayashi Road Corp.	18,000	31,481
Obic Business Consultants Co., Ltd.	900	43,287
#Obic Co., Ltd.	4,310	728,770
#Odakyu Electric Railway Co., Ltd.	50,000	407,290
#Oenon Holdings, Inc.	36,000	76,169
Ogaki Kyoritsu Bank, Ltd. (The)	160,000	548,156
#*OHARA, Inc.	9,500	142,009
Oie Sangyo Co., Ltd.	1,200	10,451
Oiles Corp.	13,968	229,170
Oita Bank, Ltd. (The)	107,000	434,587
#Oji Paper Co., Ltd.	341,000	1,483,951
Okabe Co., Ltd.	49,700	176,129
Okamoto Industries, Inc.	37,000	140,537
Okamoto Machine Tool Works, Ltd.	24,000	23,834
Okamura Corp.	77,000	378,474
Okano Valve Manufacturing Co.	4,000	39,204
#Okasan Securities Group, Inc.	109,000	515,119
Okaya Electric Industries Co., Ltd.	4,400	11,196
*Oki Electric Cable Co., Ltd.	12,000	17,734

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Oki Electric Industry Co., Ltd.	561,000	$506,118
Okinawa Electric Power Co., Ltd.	6,280	338,228
#*OKK Corp.	71,000	57,974
#OKUMA Corp.	147,000	712,771
Okumura Corp.	204,000	710,668
*Okura Industrial Co., Ltd.	59,000	177,248
Okuwa Co., Ltd.	15,000	167,301
Olympic Corp.	21,300	151,750
Olympus Corp.	14,000	436,985
O-M, Ltd.	7,000	22,591
*Omikenshi Co., Ltd.	24,000	21,190
Omron Corp.	68,100	1,140,081
Ono Pharmaceutical Co., Ltd.	17,900	847,884
Ono Sokki Co., Ltd.	25,000	112,529
Onoken Co., Ltd.	15,600	130,264
#Onward Holdings Co., Ltd.	98,000	608,357
#Oracle Corp. Japan	3,200	141,011
Organo Corp.	20,000	142,281
Oriental Land Co., Ltd.	5,200	352,466
*Oriental Shiraishi Corp.	9,700	108
Oriental Yeast Co., Ltd.	11,000	64,972
Origin Electric Co., Ltd.	22,000	56,467
Osaka Gas Co., Ltd.	174,000	582,384
Osaka Organic Chemical Industry, Ltd.	5,000	21,585
Osaka Steel Co., Ltd.	18,300	338,063
#Osaka Titanium Technologies Co., Ltd.	2,100	55,671
Osaki Electric Co., Ltd.	17,000	164,470
#OSG Corp.	30,600	300,956
Otsuka Corp.	5,000	263,677
Oyo Corp.	23,800	211,158
#*P.S. Mitsubishi Construction Co., Ltd.	24,000	88,777
Pacific Golf Group International Holdings KK	273	187,260
Pacific Industrial Co., Ltd.	50,000	226,163
#Pacific Metals Co., Ltd.	105,000	788,987
#Pack Corp. (The)	7,900	118,769
*Pal Co., Ltd.	650	13,789
PanaHome Corp.	104,000	651,255
Panasonic Corp.	195,000	2,752,432
Panasonic Corp. Sponsored ADR	204,353	2,916,117
Panasonic Electric Works Co., Ltd.	124,000	1,565,239
Panasonic Electric Works Information Systems Co., Ltd.	500	14,046
Paramount Bed Co., Ltd.	19,800	441,066
Parco Co., Ltd.	32,000	280,138
Paris Miki Holdings, Inc.	17,000	139,813
#Park24 Co., Ltd.	18,700	208,584
*Pasco Corp.	45,000	90,530
Pasona Group, Inc.	105	81,709
PCA Corp.	1,000	8,986
*Penta-Ocean Construction Co., Ltd.	288,500	326,466
*PIA Corp.	700	9,498
#Pigeon Corp.	8,600	333,439
Pilot Corp.	65	75,904
Piolax, Inc.	11,900	201,999
#*Pioneer Electronic Corp.	176,400	437,044
Plenus Co., Ltd.	11,500	156,835
*Point, Inc.	2,010	118,814
Poplar Co., Ltd.	3,500	24,307
Press Kogyo Co., Ltd.	109,000	238,567
Prima Meat Packers, Ltd.	113,000	130,738
Pronexus, Inc.	15,900	105,817
Q.P. Corp.	67,300	776,193

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Raito Kogyo Co., Ltd.	52,100	$103,747
#*Rasa Industries, Ltd.	80,000	91,112
Rengo Co., Ltd.	150,000	841,979
*Renown, Inc.	41,900	76,208
#Resona Holdings, Inc.	30,200	359,582
Resorttrust, Inc.	19,100	217,385
Rheon Automatic Machinery Co., Ltd.	4,000	12,191
*Rhythm Watch Co., Ltd.	136,000	182,783
Ricoh Co., Ltd.	176,000	2,391,882
Ricoh Leasing Co., Ltd.	14,700	300,614
Right On Co., Ltd.	8,800	74,740
Riken Corp.	103,000	373,518
Riken Keiki Co., Ltd.	21,000	149,737
Riken Technos Corp.	58,000	135,577
Riken Vitamin Co., Ltd.	11,400	302,564
#Ringer Hut Co., Ltd.	2,800	35,465
Rinnai Corp.	17,400	764,589
#RISA Partners, Inc.	249	196,073
Rock Field Co., Ltd.	9,600	127,549
Rohm Co., Ltd.	43,300	2,871,523
Rohto Pharmaceutical Co., Ltd.	25,000	319,687
Roland Corp.	23,100	246,593
#Roland DG Corp.	7,900	103,611
Round One Corp.	48,000	351,594
#Royal Co., Ltd.	42,100	465,033
*Ryobi, Ltd.	154,000	398,591
Ryoden Trading Co., Ltd.	38,000	217,822
Ryohin Keikaku Co., Ltd.	9,175	412,966
Ryosan Co., Ltd.	33,600	802,295
#Ryoshoku, Ltd.	9,000	215,595
Ryoyo Electro Corp.	25,400	207,790
S Foods, Inc.	27,000	246,109
S.T. Chemical Co., Ltd.	8,000	89,682
*Sagami Chain Co., Ltd.	8,000	71,263
#Saibu Gas Co., Ltd.	124,000	354,714
Saint Marc Holdings Co., Ltd.	2,300	69,113
#Saizeriya Co., Ltd.	17,500	337,634
Sakai Chemical Industry Co., Ltd.	104,000	421,078
Sakai Heavy Industries, Ltd.	40,000	58,979
*Sakai Ovex Co., Ltd.	51,000	49,734
Sakata INX Corp.	57,000	218,582
#Sakata Seed Corp.	44,300	692,664
Sala Corp.	58,500	373,697
*San-A Co., Ltd.	4,800	173,773
San-Ai Oil Co., Ltd.	59,000	303,572
*Sanden Corp.	126,000	363,594
#Sanei-International Co., Ltd.	13,000	146,693
San-in Godo Bank, Ltd. (The)	126,000	1,095,600
*Sanix, Inc.	16,900	30,033
Sankei Building Co., Ltd.	29,100	224,663
#Sanken Electric Co., Ltd.	121,000	440,396
Sanki Engineering Co., Ltd.	63,000	462,720
#Sanko Metal Industrial Co., Ltd.	18,000	47,831
Sankyo Co., Ltd.	11,700	668,303
Sankyo Seiko Co., Ltd.	54,300	145,673
*Sankyo-Tateyama Holdings, Inc.	281,000	276,681
Sankyu, Inc.	114,000	499,886
Sanoh Industrial Co., Ltd.	34,100	216,032
#Sanrio Co., Ltd.	11,500	94,320
Sanshin Electronics Co., Ltd.	29,000	228,454
*Sansui Electric Co., Ltd.	624,000	41,096

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Santen Pharmaceutical Co., Ltd.	14,600	$500,935
Sanwa Holdings Corp.	111,000	304,349
Sanyo Chemical Industries, Ltd.	33,000	184,703
Sanyo Denki Co., Ltd.	47,000	218,093
#*Sanyo Electric Co., Ltd.	365,000	904,701
Sanyo Housing Nagoya Co., Ltd.	93	85,131
Sanyo Industries, Ltd.	10,000	16,086
#Sanyo Shokai, Ltd.	49,000	158,277
Sanyo Special Steel Co., Ltd.	130,000	478,013
Sapporo Hokuyo Holdings, Inc.	237,500	801,702
#Sapporo Holdings, Ltd.	48,000	250,627
#Sasebo Heavy Industries Co., Ltd.	32,000	70,833
Sato Corp.	13,000	158,255
Sato Shoji Corp.	19,700	105,597
Satori Electric Co., Ltd.	15,400	98,602
Sawai Pharmaceutical Co., Ltd.	1,100	62,555
*Saxa Holdings, Inc.	55,000	115,586
#SBI Holdings, Inc.	13,350	2,453,026
Scroll Corp.	26,100	110,452
Secom Co., Ltd.	13,300	620,546
Secom Joshinetsu Co., Ltd.	1,500	30,624
Secom Techno Service Co., Ltd.	5,500	152,040
Sega Sammy Holdings, Inc.	54,612	775,405
Seibu Electric Industry Co., Ltd.	16,000	69,805
Seika Corp.	55,000	127,011
Seikagaku Corp.	19,200	242,458
*Seikitokyu Kogyo Co., Ltd.	36,000	18,654
#Seiko Epson Corp.	70,300	1,086,748
Seiko Holdings Corp.	84,000	174,178
Seino Holdings Co., Ltd.	197,000	1,457,769
Seiren Co., Ltd.	60,100	395,069
Sekisui Chemical Co., Ltd.	257,000	1,554,475
Sekisui House, Ltd.	197,000	1,703,604
Sekisui Jushi Co., Ltd.	38,000	306,162
Sekisui Plastics Co., Ltd.	90,000	353,395
#Senko Co., Ltd.	37,000	138,707
Senshu Electric Co., Ltd.	9,500	106,541
#*Senshu Ikeda Holdings, Inc.	177,600	607,685
Senshukai Co., Ltd.	41,400	279,122
Seven & I Holdings Co., Ltd.	147,052	3,219,299
#Sharp Corp.	309,000	3,296,842
#*Shibaura Mechatronics Corp.	24,000	88,514
#Shibusawa Warehouse Co., Ltd.	26,000	80,625
Shibuya Kogyo Co., Ltd.	7,300	66,179
Shiga Bank, Ltd.	191,000	1,184,921
#Shikibo, Ltd.	110,000	262,782
#Shikoku Bank, Ltd.	125,000	421,815
Shikoku Chemicals Corp.	54,000	347,602
#Shikoku Electric Power Co., Inc.	18,200	512,127
#Shima Seiki Manufacturing Co., Ltd.	24,400	497,807
Shimachu Co., Ltd.	22,700	536,648
#Shimadzu Corp.	155,000	1,073,408
Shimamura Co., Ltd.	7,500	716,911
Shimano, Inc.	8,200	312,670
Shimizu Bank, Ltd.	8,100	349,182
#Shimizu Corp.	245,000	939,461
Shin Nippon Air Technologies Co., Ltd.	22,800	160,565
Shinagawa Refractories Co., Ltd.	60,000	116,598
#*Shindengen Electric Manufacturing Co., Ltd.	82,000	194,035
Shin-Etsu Chemical Co., Ltd.	22,900	1,214,417
Shin-Etsu Polymer Co., Ltd.	51,000	329,132

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shinkawa, Ltd.	18,200	$292,302
Shin-Keisei Electric Railway Co., Ltd.	25,000	98,957
Shinko Electric Industries Co., Ltd.	43,600	649,370
Shinko Plantech Co., Ltd.	9,000	91,964
Shinko Shoji Co., Ltd.	21,100	163,760
Shinko Wire Co., Ltd.	47,000	74,411
#Shin-Kobe Electric Machinery Co., Ltd.	14,000	171,685
Shinmaywa Industries, Ltd.	104,000	374,809
Shinnihon Corp.	17,600	31,676
#*Shinsei Bank, Ltd.	708,000	923,644
Shinsho Corp.	48,000	79,506
*Shinwa Kaiun Kaisha, Ltd.	77,000	210,023
Shinyei Kaisha	5,000	6,896
Shionogi & Co., Ltd.	54,000	1,164,864
Ship Health Care Holdings, Inc.	143	87,284
#*Shiroki Co., Ltd.	81,000	129,391
Shiseido Co., Ltd.	18,000	328,629
#Shizuki Electric Co., Inc.	19,000	81,744
Shizuoka Bank, Ltd.	238,000	2,364,759
Shizuoka Gas Co., Ltd.	33,500	258,432
Sho-Bond Corp.	8,200	143,424
Shobunsha Publications, Inc.	17,200	116,764
Shochiku Co., Ltd.	39,000	342,689
#Shoko Co., Ltd.	47,000	58,530
#Showa Aircraft Industry Co., Ltd.	11,000	72,909
Showa Corp.	55,300	322,525
Showa Denko K.K.	913,000	1,757,342
Showa Sangyo Co., Ltd.	46,000	153,758
Showa Shell Sekiyu K.K.	60,500	595,860
Siix Corp.	14,800	162,434
#*Silver Seiko, Ltd.	119,000	7,857
Sinanen Co., Ltd.	50,000	266,109
Sinfonia Technology Co., Ltd.	48,000	114,682
Sintokogio, Ltd.	55,900	396,189
SKY Perfect JSAT Holdings, Inc.	1,329	607,697
SMC Corp.	5,100	582,443
#SMK Corp.	69,000	437,399
SNT Corp.	29,300	76,106
Soda Nikka Co., Ltd.	13,000	46,383
*Sodick Co., Ltd.	57,100	127,282
Soft99 Corp.	7,500	42,410
#Softbank Corp.	34,600	815,309
Sogo Medical Co., Ltd.	2,900	76,473
Sohgo Security Services Co., Ltd.	57,400	664,308
Sojitz Corp.	1,014,200	1,872,387
#Sompo Japan Insurance, Inc.	393,000	2,298,213
#*So-Net M3, Inc.	9	30,873
Sonton Food Industry Co., Ltd.	3,000	23,659
Sony Corp.	2,000	59,058
Sony Corp. Sponsored ADR	290,300	8,531,917
Sony Financial Holdings, Inc.	78	223,831
Sorun Corp.	19,100	96,564
Sotetsu Holdings, Inc.	44,000	189,429
Sotoh Co., Ltd.	6,300	61,287
Space Co., Ltd.	3,700	26,885
SPK Corp.	5,700	72,349
Square Enix Holdings Co., Ltd.	11,300	281,287
SRA Holdings, Inc.	9,300	81,712
SRI Sports, Ltd.	140	128,537
SSP Co., Ltd.	29,000	157,855
Stanley Electric Co., Ltd.	83,100	1,627,141

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Star Micronics Co., Ltd.	36,800	$302,597
Starzen Corp.	51,000	132,972
#Stella Chemifa Corp.	7,000	385,221
Subaru Enterprise Co., Ltd.	9,000	27,405
#Sugi Holdings Co., Ltd.	4,800	104,252
Sugimoto & Co., Ltd.	10,300	100,580
Sumco Corp.	45,660	871,346
#Sumida Corp.	19,700	130,249
Suminoe Textile Co., Ltd.	70,000	98,808
#*Sumiseki Holdings, Inc.	11,700	12,735
Sumisho Computer Systems Corp.	15,500	245,450
Sumitomo Bakelite Co., Ltd.	205,000	966,730
Sumitomo Chemical Co., Ltd.	675,000	2,689,376
Sumitomo Corp.	309,700	3,006,478
Sumitomo Densetsu Co., Ltd.	26,900	140,492
Sumitomo Electric Industries, Ltd.	276,900	3,360,117
Sumitomo Forestry Co., Ltd.	103,100	789,882
*Sumitomo Heavy Industries, Ltd.	335,000	1,519,921
*Sumitomo Light Metal Industries, Ltd.	341,000	304,975
Sumitomo Metal Industries, Ltd.	191,000	487,965
Sumitomo Metal Mining Co., Ltd.	166,000	2,625,228
#*Sumitomo Mitsui Construction Co., Ltd.	140,400	122,038
#Sumitomo Mitsui Financial Group, Inc.	178,200	6,057,039
#Sumitomo Osaka Cement Co., Ltd.	395,000	691,939
Sumitomo Pipe & Tube Co., Ltd.	29,500	167,339
Sumitomo Precision Products Co., Ltd.	49,000	147,513
Sumitomo Real Estate Sales Co., Ltd.	4,370	153,245
Sumitomo Realty & Development Co., Ltd.	26,000	492,997
Sumitomo Rubber Industries, Ltd.	97,300	896,944
Sumitomo Seika Chemicals Co., Ltd.	52,000	199,176
Sumitomo Trust & Banking Co., Ltd.	426,000	2,219,457
Sumitomo Warehouse Co., Ltd.	192,000	845,935
#Sun Wave Corp.	26,000	73,394
Sundrug Co., Ltd.	6,000	151,037
SUNX, Ltd.	28,200	97,565
Suruga Bank, Ltd.	131,000	1,183,554
#Suzuken Co., Ltd.	38,100	1,348,321
*Suzuki Metal Industry Co., Ltd.	16,000	31,799
Suzuki Motor Corp.	49,700	1,202,548
*SWCC Showa Holdings Co., Ltd.	271,000	256,098
*SxL Corp.	28,000	15,908
Sysmex Corp.	3,500	156,402
SystemPro Co., Ltd.	60	28,609
T&D Holdings, Inc.	30,250	781,499
T. Hasegawa Co., Ltd.	12,400	191,130
Tachibana Eletech Co., Ltd.	17,700	127,298
Tachi-S Co., Ltd.	25,500	203,866
Tadano, Ltd.	52,421	248,233
Taihei Dengyo Kaisha, Ltd.	17,000	205,807
*Taihei Kogyo Co., Ltd.	59,000	190,349
#*Taiheiyo Cement Corp.	926,000	1,075,103
*Taiheiyo Kaiun Co., Ltd.	16,000	14,293
Taiho Kogyo Co., Ltd.	24,300	180,747
Taikisha, Ltd.	17,000	214,535
#Taisei Corp.	831,600	1,632,013
Taisei Lamick Co., Ltd.	900	21,718
Taisho Pharmaceutical Co., Ltd.	35,000	637,939
Taiyo Nippon Sanso Corp.	55,000	610,808
#Taiyo Yuden Co., Ltd.	103,000	1,158,887
Takagi Securities Co., Ltd.	15,000	27,068
Takamatsu Construction Group Co., Ltd.	10,200	143,761

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Takano Co., Ltd.	14,200	$87,382
#Takaoka Electric Manufacturing Co., Ltd.	84,000	268,983
Takara Holdings, Inc.	83,000	507,891
Takara Printing Co., Ltd.	8,900	75,865
Takara Standard Co., Ltd.	91,000	524,875
Takasago International Corp.	35,000	182,818
Takasago Thermal Engineering Co., Ltd.	43,000	341,391
*Takashima & Co., Ltd.	14,000	20,208
#Takashimaya Co., Ltd.	259,000	1,746,313
*Takata Corp.	29,400	548,550
#*Take & Give Needs Co., Ltd.	1,000	129,033
Takeda Pharmaceutical Co., Ltd.	47,800	1,911,691
Takiron Co., Ltd.	59,000	162,468
Takisawa Machine Tool Co., Ltd.	21,000	15,378
*Takuma Co., Ltd.	73,000	190,227
*Tamron Co., Ltd.	3,000	32,684
*Tamura Corp.	74,000	239,226
*Tasaki Shinju Co., Ltd.	18,000	20,574
Tatsuta Electric Wire & Cable Co., Ltd.	64,000	148,442
Tayca Corp.	33,000	92,203
*TBK Co., Ltd.	7,000	11,749
*TCM Corp.	97,000	227,072
TDK Corp.	4,600	264,481
#TDK Corp. Sponsored ADR	48,131	2,760,313
#*Teac Corp.	26,000	11,330
TECHNO ASSOCIE Co., Ltd.	3,000	21,498
Techno Ryowa, Ltd.	8,870	46,869
*Tecmo Koei Holdings Co., Ltd.	19,160	160,116
#Teijin, Ltd.	515,750	1,515,795
#Teikoku Electric Manufacturing Co., Ltd.	4,500	94,024
Teikoku Piston Ring Co., Ltd.	21,500	87,620
Teikoku Sen-I Co., Ltd.	4,000	23,270
Teikoku Tsushin Kogyo Co., Ltd.	43,000	99,373
*Tekken Corp.	142,000	123,959
Telepark Corp.	40	76,514
Tenma Corp.	22,100	258,781
#Terumo Corp.	7,800	410,551
THK Co., Ltd.	85,700	1,480,880
Tigers Polymer Corp.	4,000	17,207
TKC Corp.	9,600	193,701
Toa Corp.	209,000	219,764
Toa Doro Kogyo Co., Ltd.	47,000	67,568
Toa Oil Co., Ltd.	101,000	129,534
Toabo Corp.	53,000	41,343
Toagosei Co., Ltd.	114,000	398,787
#*Tobishima Corp.	214,000	56,134
#Tobu Railway Co., Ltd.	173,000	946,094
Tobu Store Co., Ltd.	25,000	82,675
TOC Co., Ltd.	53,500	250,916
Tocalo Co., Ltd.	12,700	206,233
Tochigi Bank, Ltd.	122,000	559,138
Toda Corp.	140,000	466,693
#Toda Kogyo Corp.	47,000	451,470
Todentu Corp.	19,000	33,944
Toei Co., Ltd.	18,000	101,357
Toenec Corp.	42,000	254,070
#Toho Bank, Ltd.	150,000	499,571
Toho Co., Ltd. (6895200)	26,000	390,775
Toho Co., Ltd. (6895211)	21,000	78,008
Toho Gas Co., Ltd.	132,000	684,514
Toho Holdings Co., Ltd.	8,700	127,971

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toho Real Estate Co., Ltd.	22,600	$139,353
#Toho Titanium Co., Ltd.	4,800	59,976
Toho Zinc Co., Ltd.	147,000	731,924
Tohoku Bank, Ltd.	73,000	111,432
Tohto Suisan Co., Ltd.	11,000	20,252
Tohuku Electric Power Co., Inc.	26,300	540,101
Tokai Carbon Co., Ltd.	105,000	506,816
Tokai Corp.	18,000	98,533
*Tokai Kanko Co., Ltd.	114,000	36,325
Tokai Lease Co., Ltd.	14,000	22,168
Tokai Rika Co., Ltd.	52,900	1,092,470
Tokai Rubber Industries, Ltd.	37,200	438,840
Tokai Tokyo Financial Holdings, Inc.	143,000	463,448
*Token Corp.	1,360	42,890
Tokio Marine Holdings, Inc.	77,612	1,984,568
Tokio Marine Holdings, Inc. ADR	63,004	1,610,382
*Toko, Inc.	87,000	128,142
#Tokushima Bank, Ltd.	73,000	267,727
Tokushu Tokai Holdings Co., Ltd.	119,380	300,411
#Tokuyama Corp.	161,000	1,011,660
Tokyo Broadcasting System, Inc.	9,200	137,224
Tokyo Denpa Co., Ltd.	2,200	14,863
#Tokyo Dome Corp.	100,000	313,960
Tokyo Electric Power Co., Ltd.	73,100	1,796,873
Tokyo Electron Device, Ltd.	92	118,732
Tokyo Electron, Ltd.	24,800	1,395,159
Tokyo Energy & Systems, Inc.	34,000	271,692
Tokyo Gas Co., Ltd.	141,000	558,562
Tokyo Kaikan Co., Ltd.	2,000	8,014
Tokyo Keiki, Inc.	79,000	95,530
#Tokyo Kikai Seisakusho, Ltd.	21,000	33,373
Tokyo Ohka Kogyo Co., Ltd.	56,200	1,082,780
Tokyo Rakutenchi Co., Ltd.	26,000	106,315
#Tokyo Rope Manufacturing Co., Ltd.	75,000	211,734
Tokyo Sangyo Co., Ltd.	24,500	70,927
#*Tokyo Seimitsu Co., Ltd.	42,600	535,003
Tokyo Steel Manufacturing Co., Ltd.	81,900	1,072,681
Tokyo Style Co., Ltd.	63,000	529,873
#Tokyo Tatemono Co., Ltd.	242,000	1,153,914
Tokyo Tekko Co., Ltd.	44,000	143,341
Tokyo Theatres Co., Inc.	31,000	51,630
Tokyo Tomin Bank, Ltd.	33,500	488,390
Tokyotokeiba Co., Ltd.	66,000	103,706
Tokyu Community Corp.	9,900	212,825
*Tokyu Construction Co., Ltd.	83,650	228,632
Tokyu Corp.	119,000	520,040
Tokyu Land Corp.	324,000	1,306,420
Tokyu Livable, Inc.	9,700	87,757
Tokyu Recreation Co., Ltd.	6,000	37,030
Toli Corp.	61,000	110,895
Tomato Bank, Ltd.	122,000	255,670
Tomen Electronics Corp.	13,400	150,315
Tomoe Corp.	36,800	90,079
#*Tomoegawa Paper Co., Ltd.	7,000	17,210
Tomoku Co., Ltd.	88,000	200,196
Tomy Co., Ltd.	19,100	168,571
Tonami Holdings Co., Ltd.	88,000	239,469
#TonenGeneral Sekiyu K.K.	28,000	255,517
#*Tonichi Carlife Group, Inc.	22,000	22,906
#Topcon Corp.	44,600	244,973
#Toppan Forms Co., Ltd.	27,100	333,072

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Toppan Printing Co., Ltd.	237,000	$2,118,170
Topre Corp.	46,000	411,136
Topy Industries, Ltd.	202,000	392,075
Toray Industries, Inc.	320,000	1,822,975
#*Tori Holdings Co., Ltd.	11,700	5,854
Torigoe Co., Ltd.	7,800	69,482
Torii Pharmaceutical Co., Ltd.	16,200	312,969
#Torishima Pump Manufacturing Co., Ltd.	9,000	156,165
Tose Co., Ltd.	3,800	25,640
*Toshiba Corp.	227,000	1,297,383
#Toshiba Machine Co., Ltd.	138,000	441,545
#Toshiba Plant Kensetsu Co., Ltd.	23,000	301,039
*Toshiba TEC Corp.	133,000	539,252
Tosho Printing Co., Ltd.	75,000	158,191
#Tosoh Corp.	409,000	1,099,707
Totetsu Kogyo Co., Ltd.	33,000	193,752
#TOTO, Ltd.	159,000	942,180
*Totoku Electric Co., Ltd.	18,000	18,835
#Tottori Bank, Ltd.	61,000	173,502
*Touei Housing Corp.	7,300	83,668
Toukei Computer Co., Ltd.	3,200	42,676
#*Towa Bank, Ltd.	221,000	144,812
*Towa Corp.	5,100	37,602
#Towa Pharmaceutical Co., Ltd.	3,200	155,611
Toyo Construction Co., Ltd.	135,000	67,636
Toyo Corp.	16,400	147,959
#Toyo Electric Co., Ltd.	21,000	183,584
Toyo Engineering Corp.	67,000	223,126
Toyo Ink Manufacturing Co., Ltd.	187,000	650,390
Toyo Kanetsu K.K.	162,000	268,934
Toyo Kohan Co., Ltd.	63,000	305,344
#Toyo Radiator Co., Ltd.	59,000	157,966
*Toyo Securities Co., Ltd.	74,000	145,736
Toyo Seikan Kaisha, Ltd.	94,400	1,585,910
Toyo Suisan Kaisha, Ltd.	20,000	523,338
#Toyo Tanso Co, Ltd.	2,100	103,801
*Toyo Tire & Rubber Co., Ltd.	166,000	312,773
#Toyo Wharf & Warehouse Co., Ltd.	64,000	118,237
#Toyobo Co., Ltd.	464,000	719,835
Toyoda Gosei Co., Ltd.	48,800	1,368,049
Toyota Auto Body Co., Ltd.	34,000	631,502
#Toyota Boshoku Corp.	46,700	973,617
#Toyota Motor Corp. Sponsored ADR	260,669	20,564,177
#*Toyota Tsusho Corp.	91,525	1,308,630
*Trans Cosmos, Inc.	24,000	211,518
Trend Micro, Inc.	5,500	190,367
Trend Micro, Inc. Sponsored ADR	3,540	122,484
Trinity Industrial Corp.	3,000	14,623
#Trusco Nakayama Corp.	20,400	317,849
TS Tech Co., Ltd.	15,600	299,302
Tsubakimoto Chain Co.	161,000	695,797
Tsubakimoto Kogyo Co., Ltd.	24,000	51,555
Tsudakoma Corp.	60,000	80,214
#Tsugami Corp.	61,000	114,662
*Tsukamoto Co., Ltd.	18,000	15,787
Tsukishima Kikai Co., Ltd.	31,000	194,580
Tsumura & Co.	17,900	615,965
Tsuruha Holdings, Inc.	9,200	358,581
Tsurumi Manufacturing Co., Ltd.	25,000	176,726
Tsutsumi Jewelry Co., Ltd.	11,200	263,633
Tsuzuki Denki Co., Ltd.	8,000	32,123

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
TV Asahi Corp.	226	$343,627
TV Tokyo Corp.	2,400	60,271
TYK Corp.	34,000	79,016
Ube Industries, Ltd.	210,000	541,168
Ube Material Industries, Ltd.	61,000	160,171
Uchida Yoko Co., Ltd.	60,000	180,261
Ulvac, Inc.	25,800	606,654
Uni-Charm Corp.	3,900	373,754
#Unicharm Petcare Corp.	2,300	81,279
*Uniden Corp.	46,000	107,037
Unimat Offisco Corp.	22,700	231,520
Union Tool Co.	6,200	180,811
*Unipres Corp.	3,500	48,435
United Arrows, Ltd.	4,300	43,710
*Unitika, Ltd.	186,000	146,667
UNY Co., Ltd.	161,000	1,195,876
#U-Shin, Ltd.	27,900	147,402
Ushio, Inc.	48,200	757,732
USS Co., Ltd.	3,430	207,490
Utoc Corp.	18,700	51,867
Valor Co., Ltd.	21,100	181,039
*Venture Link Co., Ltd.	53,300	8,720
*Vital Ksk Holdings, Inc.	36,200	216,243
#Wacoal Corp.	72,000	871,302
*Wacom Co., Ltd.	98	218,116
*Wakachiku Construction Co., Ltd.	66,000	33,813
Wakamoto Pharmaceutical Co., Ltd.	7,000	25,173
Warabeya Nichiyo Co., Ltd.	6,000	73,386
Watabe Wedding Corp.	5,300	68,447
#Watami Food Service Co., Ltd.	5,400	106,346
West Japan Railway Co.	134	474,864
Wood One Co., Ltd.	39,000	100,123
Xebio Co., Ltd.	11,600	262,453
Yachiyo Bank, Ltd.	10,700	316,234
Yahagi Construction Co., Ltd.	17,000	111,986
Yahoo! Japan Corp.	663	203,217
Yaizu Suisankagaku Industry Co., Ltd.	9,600	119,446
#Yakult Honsha Co., Ltd.	21,400	557,292
Yamabiko Corp.	5,535	67,347
#Yamada Denki Co., Ltd.	8,650	527,101
Yamagata Bank, Ltd.	98,000	469,987
Yamaguchi Financial Group, Inc.	120,000	1,146,497
Yamaha Corp.	136,400	1,409,143
#Yamaha Motor Co., Ltd.	86,000	1,024,111
*Yamaichi Electronics Co., Ltd.	15,300	31,033
Yamamura Glass Co., Ltd.	110,000	350,002
Yamanashi Chuo Bank, Ltd.	136,000	622,297
Yamatake Corp.	39,400	832,060
#Yamatane Corp.	103,000	145,121
Yamato Corp.	26,000	88,241
Yamato Holdings Co., Ltd.	82,000	1,209,659
Yamato Kogyo Co., Ltd.	33,000	990,328
Yamazaki Baking Co., Ltd.	62,000	760,768
Yamazen Co., Ltd.	52,800	171,260
Yaoko Co., Ltd.	3,900	136,360
#Yaskawa Electric Corp.	128,000	1,006,849
Yasuda Warehouse Co., Ltd. (The)	11,200	76,237
#Yellow Hat, Ltd.	26,500	252,607
Yodogawa Steel Works, Ltd.	132,000	546,301
Yokogawa Bridge Holdings Corp.	19,000	160,616
#*Yokogawa Electric Corp.	171,900	1,393,216

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yokohama Reito Co., Ltd.	46,000	$308,077
Yokohama Rubber Co., Ltd.	137,000	600,057
Yokowo Co., Ltd.	18,000	105,720
Yomeishu Seizo Co., Ltd.	12,000	115,428
Yomiuri Land Co., Ltd.	18,000	59,508
Yondenko Corp.	21,000	118,120
Yonekyu Corp.	26,500	269,110
Yonex Co., Ltd.	9,400	69,520
#Yorozu Corp.	18,900	226,301
Yoshimoto Kogyo Co., Ltd.	15,800	229,934
#Yoshinoya Holdings Co., Ltd.	330	386,358
Yuasa Funashoku Co., Ltd.	6,000	14,381
Yuasa Trading Co., Ltd.	229,000	214,688
Yuken Kogyo Co., Ltd.	43,000	61,632
Yuki Gosei Kogyo Co., Ltd.	11,000	31,421
Yukiguni Maitake Co., Ltd.	4,400	21,773
#Yuraku Real Estate Co., Ltd.	52,000	188,057
Yurtec Corp.	46,000	290,265
Yushin Precision Equipment Co., Ltd.	8,200	131,751
Yushiro Chemical Industry Co., Ltd.	6,200	93,775
Yutaka Foods Corp.	4,000	62,733
Zenrin Co., Ltd.	7,800	114,212
#Zensho Co., Ltd.	10,100	70,316
Zeon Corp.	186,000	845,504
#Zeria Pharmaceutical Co., Ltd.	11,000	121,265
#Zuken, Inc.	23,100	186,748

TOTAL JAPAN		746,507,432

NETHERLANDS — (2.4%)
#Aalberts Industries NV	78,963	989,323
#Accell Group NV	6,127	298,548
*Aegon NV	519,284	3,690,777
*Aegon NV ADR	101,232	713,686
#Akzo Nobel NV	77,543	4,578,476
#Akzo Nobel NV Sponsored ADR	27,517	1,610,020
Amsterdam Commodities NV	3,953	26,615
#Arcadis NV	11,846	236,804
ArcelorMittal NV	163,421	5,530,582
#ArcelorMittal NV ADR	49,600	1,687,392
#*ASM International NV	21,139	428,307
ASML Holding NV	75,600	2,038,737
#ASML Holding NV ADR	53,231	1,434,043
#*BE Semiconductor Industries NV	133,114	524,351
Beter Bed Holding NV	2,719	59,232
Brunel International NV	4,613	130,212
Crown Van Gelder NV	734	8,934
#*Crucell NV	604	11,999
*Crucell NV ADR	38,643	763,199
#*Draka Holding NV	8,867	165,280
Exact Holding NV	7,123	196,384
*Fornix Biosciences NV	4,121	43,623
#Fugro NV	58,057	3,233,690
Grontmij NV	7,444	204,908
*Heijmans NV	1,430	25,475
#Heineken NV	75,799	3,350,652
ICT Automatisering NV	12,826	78,189
#Imtech NV	26,704	678,799
*ING Groep NV	13,039	169,685
#*ING Groep NV Sponsored ADR	843,215	10,877,473
#*InnoConcepts NV	12,831	41,343
KAS Bank NV	6,042	124,219

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Kendrion NV	2,894	$38,724
Koninklijke (Royal) KPN NV Sponsored ADR	4,300	77,959
Koninklijke Ahold NV	375,307	4,727,433
Koninklijke Ahold NV ADR	21,680	273,602
Koninklijke Bam Groep NV	97,598	1,147,898
#Koninklijke Boskalis Westminster NV	38,266	1,343,058
Koninklijke DSM NV	153,605	6,730,052
Koninklijke KPN NV	177,435	3,218,445
Koninklijke Ten Cate NV	20,019	468,660
Koninklijke Vopak NV	33,655	2,270,611
#Macintosh Retail Group NV	49,262	1,011,956
Mediq NV	34,025	538,403
Nederlandsche Apparatenfabriek NV	2,154	55,925
*Nedfield NV	855	63
Nutreco Holding NV	55,042	2,778,312
#Oce NV	63,720	402,932
#*Ordina NV	16,965	104,968
#*Pharming Group NV	31,665	23,764
Philips Electronics NV	207,740	5,218,599
#Philips Electronics NV ADR	199,700	5,010,473
*Punch Graphix NV	15,260	34,395
#*Qurius NV	35,278	14,999
#*Randstad Holdings NV	94,215	3,574,743
Reed Elsevier NV	4,128	48,105
Reed Elsevier NV ADR	45,688	1,058,591
*Roto Smeets Group NV	692	13,347
*Samas NV	902	40
#SBM Offshore NV	151,755	2,906,186
Sligro Food Group NV	9,013	277,698
Smit Internationale NV	6,637	521,701
*SNS Reaal Groep NV	93,461	660,603
#*Super De Boer NV	12,024	84,189
#Telegraaf Media Groep NV	21,291	399,262
TKH Group NV	17,975	297,881
TNT NV	130,604	3,463,575
#*TomTom NV	19,060	181,677
#Unilever NV	181,970	5,607,047
#*Unit 4 Agresso NV	7,972	189,439
*USG People NV	63,579	1,106,169
*Van der Moolen Holding NV	31,519	1,843
#Wavin NV	94,215	194,379
Wolters Kluwer NV	115,216	2,568,525

TOTAL NETHERLANDS		102,597,188

NEW ZEALAND — (0.2%)
Abano Healthcare Group, Ltd.	17,364	78,432
Air New Zealand, Ltd.	264,229	244,994
*Auckland International Airport, Ltd.	1,170,562	1,683,901
Contact Energy, Ltd.	124,092	552,634
Ebos Group, Ltd.	13,743	57,993
Fisher & Paykel Appliances Holdings, Ltd.	489,096	228,391
Fisher & Paykel Healthcare Corp., Ltd.	138,039	305,861
Fletcher Building, Ltd.	370,855	2,190,661
Freightways, Ltd.	36,608	78,472
Hallenstein Glassons Holdings, Ltd.	7,659	17,244
Infratil, Ltd.	202,190	235,064
Mainfreight, Ltd.	23,999	91,304
Michael Hill International, Ltd.	72,300	34,038
New Zealand Exchange, Ltd.	7,387	41,925
*New Zealand Oil & Gas, Ltd.	282,073	344,785
New Zealand Refining Co., Ltd.	57,281	218,250

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Nuplex Industries, Ltd.	106,160	$186,451
*Pike River Coal, Ltd.	13,061	10,391
Port of Tauranga, Ltd.	63,930	321,827
Pumpkin Patch, Ltd.	23,700	33,571
*Pyne Gould Guinness, Ltd.	156,989	68,407
*Rakon, Ltd.	26,030	21,768
*Rubicon, Ltd.	42,151	28,743
Ryman Healthcare, Ltd.	97,765	132,142
Sanford, Ltd.	31,342	109,302
Sky City Entertainment Group, Ltd.	149,195	368,544
Sky Network Television, Ltd.	137,982	471,944
Steel & Tube Holdings, Ltd.	25,952	58,294
Telecom Corp. of New Zealand, Ltd.	95,882	173,140
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,137	449,228
Tourism Holdings, Ltd.	23,932	12,273
Tower, Ltd.	161,668	197,488
#Trustpower, Ltd.	74,003	401,382
Vector, Ltd.	211,642	293,271
Warehouse Group, Ltd.	26,709	86,431

TOTAL NEW ZEALAND		9,828,546

NORWAY — (0.9%)
#Acergy SA	94,893	1,185,291
*Acta Holding ASA	77,000	51,483
Aker Kvaerner ASA	62,480	751,076
#*Aktiv Kapital ASA	31,100	222,419
Atea ASA	62,273	408,738
#*Austevoll Seafood ASA	53,000	313,580
*Birdstep Technology ASA	41,000	14,989
#*Blom ASA	17,000	36,606
Bonheur ASA	15,525	479,443
*BW Offshore, Ltd.	90,375	121,186
*Camillo Eitze & Co. ASA	11,661	27,420
*Cermaq ASA	51,490	447,731
#*Copeinca ASA	20,439	143,659
*Det Norske Oljeselskap ASA	528,000	413,776
#*DnB NOR ASA Series A	321,541	3,683,426
#*DOF ASA	24,641	140,340
*EDB Business Partner ASA	20,000	85,662
#*Eitzen Chemical ASA	46,000	17,746
Ekornes ASA	17,497	322,372
*Eltek ASA	25,643	14,122
Farstad Shipping ASA	7,858	182,275
Fred Olsen Energy ASA	13,951	538,560
Frontline, Ltd.	4,950	114,147
Ganger Rolf ASA	35,100	983,021
#*Golden Ocean Group, Ltd.	20,000	27,424
*Havila Shipping ASA	2,400	19,058
Itera Consulting Group ASA	40,000	22,998
Kongsberg Gruppen ASA	25,456	350,075
*Kverneland Group ASA	81,000	54,306
Leroy Seafood Group ASA	8,800	160,727
#*Marine Harvest ASA	2,044,719	1,483,489
Nordic Semiconductor ASA	58,700	440,320
#*Norse Energy Corp. ASA	183,000	118,835
#*Norsk Hydro ASA	486,280	3,187,064
#*Norsk Hydro ASA Sponsored ADR	50,900	341,030
#*Norske Skogindustrier ASA Series A	115,090	191,091
*Norwegian Air Shuttle ASA	6,231	176,885
#*Norwegian Energy Co. ASA	84,000	226,474
Odfjell ASA Series A	43,400	386,496

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
ODIM ASA	5,400	$29,889
*Olav Thon Eiendomsselskap ASA	230	27,040
#Opera Software ASA	12,000	51,412
#Orkla ASA	297,750	2,752,624
*Petroleum-Geo Services ASA	98,050	923,301
*Petrolia Drilling ASA	305,000	24,309
#*Photocure ASA	3,400	28,804
*Pronova BioPharma ASA	29,000	89,959
Prosafe ASA	86,400	449,818
*Prosafe Production Public, Ltd.	166,700	373,378
#*Q-Free ASA	66,600	266,700
*Renewable Energy Corp. ASA	36,444	217,058
Rieber and Son ASA Series A	8,800	63,592
*Salmar ASA	800	6,424
Scana Industrier ASA	100,401	158,806
*Schibsted ASA	29,874	490,980
#*SeaDrill, Ltd.	178,800	3,713,070
*Sevan Marine ASA	100,393	161,327
Solstad Offshore ASA	6,400	120,165
*Songa Offshore SE	45,500	227,141
SpareBanken 1 SMN	40,323	354,291
StatoilHydro ASA	26,002	612,716
StatoilHydro ASA Sponsored ADR	65,875	1,558,602
#*Storebrand ASA	333,598	2,266,955
*Subsea 7, Inc.	67,195	942,060
Tandberg ASA Series A	44,995	1,203,771
*Telenor ASA	59,700	769,769
*TGS Nopec Geophysical Co. ASA	123,991	1,880,382
Tomra Systems ASA	63,100	317,600
*TTS Marine ASA	6,500	7,649
Veidekke ASA	50,500	386,675
Wilh. Wilhelmsen ASA	12,052	279,111
#Yara International ASA	60,674	2,005,705

TOTAL NORWAY		40,646,423

PORTUGAL — (0.5%)
#*Altri SGPS SA	37,676	216,359
Banco BPI SA	474,901	1,601,875
Banco Comercial Portugues SA	2,167,716	3,090,265
Banco Espirito Santo SA	360,030	2,657,215
Banif SGPS SA	70,833	136,502
Brisa SA	105,739	1,044,420
#Cimpor Cimentos de Portugal SA	212,222	1,653,983
*Corticeira Amorim SA	182,162	251,889
#Energias de Portugal SA	185,237	819,221
Energias de Portugal SA Sponsored ADR	7,300	320,178
*Finibanco Holdings SGPS SA	226,205	541,809
Galp Energia SGPS SA Series B	88,266	1,486,671
#*Impresa Sociedade Gestora de Participacoes SA	41,474	83,081
*Investimentos Participacoes e Gestao SA	66,000	63,164
#Jeronimo Martins SGPS SA	65,004	579,077
#*Martifer SGPS SA	11,809	63,444
#Mota-Engil SGPS SA	36,475	216,668
*Novabase SGPS SA	12,258	88,263
*ParaRede SGPS SA	45,991	60,223
#Portucel-Empresa Produtora de Pasta de Papel SA	317,577	897,228
#Portugal Telecom SA	106,571	1,218,160
Redes Energeticas Nacionais SA	68,733	301,397
Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	28,677
Sociedade de Investimento e Gestao SGPS SA	49,740	550,240

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
*Sonae Capital SGPS SA	30,129	$39,372
#*Sonae Industria SGPS SA	42,143	151,939
#Sonae SGPS SA	602,027	792,259
*Sonaecom SGPS SA	205,187	587,157
#*Teixeira Duarte Engenharia e Construcoes SA	106,038	166,755
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	97,933	622,211

TOTAL PORTUGAL		20,329,702

SINGAPORE — (1.2%)
Allgreen Properties, Ltd.	589,500	475,873
*Apollo Enterprises, Ltd.	30,000	29,924
Aqua-Terra Supply Co., Ltd.	31,000	6,091
Armstrong Industrial Corp., Ltd.	49,000	8,627
*Asia Environment Holdings, Ltd.	98,820	20,130
*Asia Food & Properties, Ltd.	966,000	386,631
Asia Pacific Breweries, Ltd.	14,000	119,228
ASL Marine Holdings, Ltd.	201,000	140,612
*Auric Pacific Group, Ltd.	25,000	9,689
*Ban Joo & Co., Ltd.	29,333	1,557
Beyonics Technology, Ltd.	135,000	18,483
Bonvests Holdings, Ltd.	51,600	32,794
Broadway Industrial Group, Ltd.	31,000	12,898
Bukit Sembawang Estates, Ltd.	71,000	241,694
Capitaland, Ltd.	805,500	2,335,857
Cerebos Pacific, Ltd.	53,000	127,170
#CH Offshore, Ltd.	131,000	63,648
*Changjiang Fertilizer Holdings, Ltd.	50	9
*Chartered Semiconductor Manufacturing, Ltd.	39,590	73,397
*Chartered Semiconductor Manufacturing, Ltd. ADR	10,219	189,460
China Aviation Oil Singapore Corp., Ltd.	49,000	37,902
*China Dairy Group, Ltd.	147,000	20,875
#*China Energy, Ltd.	1,106,000	188,364
China Merchants Holdings Pacific, Ltd.	79,000	35,435
Chip Eng Seng Corp., Ltd.	123,000	30,680
Chuan Hup Holdings, Ltd.	150,000	33,864
City Developments, Ltd.	236,000	1,653,475
Comfortdelgro Corp., Ltd.	721,000	783,452
Cosco Corp. (Singapore), Ltd.	708,000	560,210
#*Creative Technology Co., Ltd.	43,250	182,500
CSC Holdings, Ltd.	250,000	30,081
CSE Global, Ltd.	179,000	101,008
CWT, Ltd.	104,000	48,169
DBS Group Holdings, Ltd.	392,500	3,594,347
#*Delong Holdings, Ltd.	105,200	63,593
*Enviro-Hub Holdings, Ltd.	129,000	14,441
Eu Yan Sang International, Ltd.	14,000	4,730
*euNetworks Group, Ltd.	1,017,000	18,048
*Ezion Holdings, Ltd.	47,000	25,204
#*Ezra Holdings, Ltd.	294,000	393,778
F.J. Benjamin Holdings, Ltd.	90,000	21,923
Federal International (2000), Ltd.	217,500	33,656
Food Empire Holdings, Ltd.	144,800	34,294
*Fragrance Group, Ltd.	73,000	29,671
Fraser & Neave, Ltd.	779,000	2,120,946
*Freight Links Express Holdings, Ltd.	500,000	17,508
*Fu Yu Corp., Ltd.	118,000	8,239
*Gallant Venture, Ltd.	260,000	57,361
GK Goh Holdings, Ltd.	87,000	39,077
Global Yellow Pages, Ltd.	29,000	3,307
#Goodpack, Ltd.	135,000	121,994
GP Batteries International, Ltd.	15,000	11,729
#Guocoland, Ltd.	182,666	245,803

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Hersing Corp., Ltd.	66,000	$11,256
*Hiap Seng Engineering, Ltd.	12,000	5,585
Hi-P International, Ltd.	612,000	300,524
Ho Bee Investment, Ltd.	641,000	634,387
*Hong Fok Corp., Ltd.	191,400	85,301
#Hong Leong Asia, Ltd.	157,000	229,591
Hotel Grand Central, Ltd.	112,305	52,580
#Hotel Properties, Ltd.	148,000	218,523
Hour Glass, Ltd.	50,000	24,702
HTL International Holdings, Ltd.	112,000	34,051
*Huan Hsin Holdings, Ltd.	67,000	12,426
HupSteel, Ltd.	145,000	30,241
Hwa Hong Corp., Ltd.	95,000	27,188
#Hyflux, Ltd.	76,000	165,167
*Indofood Agri Resources, Ltd.	243,000	290,108
#InnoTek, Ltd.	74,000	23,706
Isetan (Singapore), Ltd.	15,000	35,276
Jardine Cycle & Carriage, Ltd.	66,838	1,097,627
#Jaya Holdings, Ltd.	343,000	109,965
*Jurong Technologies Industrial Corp., Ltd.	213,200	3,803
K1 Ventures, Ltd.	749,000	89,890
#Keppel Corp., Ltd.	240,000	1,379,302
#Keppel Land, Ltd.	538,000	1,070,117
#Keppel Telecommunications and Transportation, Ltd.	100,000	97,363
Kim Eng Holdings, Ltd.	320,573	453,440
Koh Brothers Group, Ltd.	161,000	28,948
#KS Energy Services, Ltd.	211,000	167,519
Lafe Corp., Ltd.	75,600	4,804
Lee Kim Tah Holdings, Ltd.	60,000	20,977
Low Keng Huat Singapore, Ltd.	174,000	42,799
Lum Chang Holdings, Ltd.	123,000	27,598
*Manhattan Resources, Ltd.	47,000	18,508
*Mediaring.Com, Ltd.	747,000	113,121
Memtech International, Ltd.	310,000	20,817
Metro Holdings, Ltd.	145,000	78,127
MFS Technology, Ltd.	52,000	9,295
#Midas Holdings, Ltd.	148,000	85,661
MobileOne, Ltd.	117,000	144,738
Neptune Orient Lines, Ltd.	861,000	958,259
Nera Telecommunications, Ltd.	105,000	23,456
NSL, Ltd.	75,000	68,274
#*Oceanus Group, Ltd.	309,000	77,783
#Olam International, Ltd.	246,600	473,372
*Orchard Parade Holdings, Ltd.	122,000	82,783
*Osim International, Ltd.	119,000	36,643
*Overseas Union Enterprise, Ltd.	21,000	140,818
Overseas-Chinese Banking Corp., Ltd.	753,546	4,060,769
Pan Pacific Hotels Group, Ltd.	391,500	370,866
Pan-United Corp., Ltd.	100,000	38,880
Parkway Holdings, Ltd.	723,453	1,289,931
Petra Foods, Ltd.	118,000	72,659
Popular Holdings, Ltd.	330,000	42,201
*PSC Corp., Ltd.	181,924	31,063
QAF, Ltd.	125,259	40,787
#Raffles Education Corp., Ltd.	316,672	111,180
*Raffles Medical Group, Ltd.	113,000	106,590
Rotary Engineering, Ltd.	87,000	64,077
San Teh, Ltd.	140,400	30,712
SBS Transit, Ltd.	54,000	68,317
#*SC Global Developments, Ltd.	259,284	257,647
Seksun Corp., Ltd.	178,000	3,810

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
SembCorp Industries, Ltd.	606,000	$1,427,808
#SembCorp Marine, Ltd.	179,800	438,559
Sim Lian Group, Ltd.	83,000	27,241
Singapore Airlines, Ltd.	170,400	1,634,093
*Singapore Airport Terminal Services, Ltd.	124,392	217,382
Singapore Exchange, Ltd.	119,000	674,351
Singapore Land, Ltd.	113,000	442,365
Singapore Post, Ltd.	374,000	251,023
Singapore Press Holdings, Ltd.	363,000	994,063
Singapore Reinsurance Corp., Ltd.	55,000	11,425
Singapore Shipping Corp., Ltd.	137,000	26,692
Singapore Technologies Engineering, Ltd.	152,000	306,228
Singapore Telecommunications, Ltd.	1,341,350	2,781,601
*Sinomem Technology, Ltd.	75,000	28,430
Sinwa, Ltd.	89,000	28,601
SMRT Corp., Ltd.	311,000	370,860
SSH Corp., Ltd.	219,000	33,872
Stamford Land Corp., Ltd.	200,000	57,162
Starhub, Ltd.	108,710	145,571
Straco Corp., Ltd.	150,000	13,110
Straits Asia Resources, Ltd.	191,000	244,154
*Sunningdale Tech, Ltd.	130,000	11,862
Super Coffeemix Manufacturing, Ltd.	164,000	81,773
#*Swiber Holdings, Ltd.	95,000	60,785
#Tat Hong Holdings, Ltd.	422,000	309,039
*Thakral Corp., Ltd.	793,000	33,191
Tiong Woon Corp. Holding, Ltd.	112,000	58,771
*Tuan Sing Holdings, Ltd.	251,000	35,422
UMS Holdings, Ltd.	86,000	11,213
United Engineers, Ltd.	104,000	123,007
*United Envirotech, Ltd.	21,000	5,514
United Industrial Corp., Ltd.	650,000	839,189
United Overseas Bank, Ltd.	230,000	2,756,978
UOB-Kay Hian Holdings, Ltd.	242,000	249,201
UOL Group, Ltd.	476,000	1,135,599
Venture Corp., Ltd.	226,000	1,441,718
WBL Corp., Ltd.	225,676	740,700
Wheelock Properties, Ltd.	249,000	309,186
Wilmar International, Ltd.	147,000	648,117
Wing Tai Holdings, Ltd.	392,100	459,009
Xpress Holdings, Ltd.	474,000	26,831
Yangzijiang Shipbuilding Holdings, Ltd.	816,000	571,189
#*Yanlord Land Group, Ltd.	399,000	638,456
YHI International, Ltd.	96,000	14,576
Yongnam Holdings, Ltd.	263,000	47,990

TOTAL SINGAPORE		51,319,251

SPAIN — (2.9%)
Abengoa SA	26,637	702,039
#Abertis Infraestructuras SA	99,737	2,120,713
Acciona SA	21,510	2,620,265
#Acerinox SA	108,150	2,150,794
#Actividades de Construccion y Servicios SA	60,589	2,909,272
Adolfo Dominguez SA	2,648	42,389
Almirall SA	90,093	1,190,416
Amper SA	12,115	107,373
#Antena 3 de Television SA	33,475	284,823
*Avanzit SA	146,419	162,670
*Azkoyen SA	14,561	66,739
#Banco Bilbao Vizcaya SA Sponsored ADR	858,383	15,279,217
#Banco de Sabadell SA	449,091	3,031,777

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Banco de Valencia SA	106,759	$904,731
Banco Espanol de Credito SA	122,647	1,552,376
Banco Guipuzcoano SA	94,292	709,387
#Banco Pastor SA	141,521	1,056,914
#Banco Popular Espanol SA	409,554	3,648,145
Banco Santander SA	212,505	3,419,684
Banco Santander SA Sponsored ADR	2,128,205	34,178,972
Bankinter SA	172,356	1,816,423
*Baron de Ley SA	2,832	137,402
#Bolsas y Mercados Espanoles SA	33,088	1,103,056
Campofrio Food Group SA	20,352	206,002
#Cementos Portland Valderrivas SA	9,057	418,477
Cia Espanola de Petroleous SA	7,449	262,768
Cintra Concesiones de Infraestructuras de Transporte SA	35,283	363,008
*Codere SA	1,405	13,565
Construcciones y Auxiliar de Ferrocarriles SA	3,414	1,682,360
#*Corporacion Dermoestetica SA	10,205	47,718
Criteria Caixacorp SA	356,285	1,736,822
*Dogi International Fabrics SA	13,276	12,465
Duro Felguera SA	16,236	161,385
Ebro Puleva SA	100,501	1,913,847
Elecnor SA	6,947	123,436
Enagas SA	89,060	1,831,895
*Ercros SA	60,122	123,403
Faes Farma SA	30,123	167,738
Fomento de Construcciones y Contratas SA	29,296	1,191,714
Gamesa Corporacion Tecnologica SA	56,109	1,025,280
Gas Natural SDG SA	79,044	1,588,054
*General de Alquiler de Maquinaria SA	8,457	74,674
Gestevision Telecinco SA	50,443	521,356
Grifols SA	23,004	371,665
#Grupo Catalana Occidente SA	55,676	1,348,998
*Grupo Empresarial Ence SA	95,807	385,147
#Grupo Ferrovial SA	52,018	2,154,904
*Grupo Tavex SA	13,157	12,457
#Iberdrola Renovables SA	269,825	1,199,411
#Iberdrola SA	234,619	2,125,314
#*Iberia Lineas Aereas de Espana SA	276,510	762,572
Iberpapel Gestion SA	4,081	67,167
#Indra Sistemas SA	37,920	891,760
#Industria de Diseno Textil SA	14,898	874,500
#*La Seda de Barcelona SA	257,738	128,499
Laboratorios Farmaceuticos Rovi SA	2,861	32,331
Mapfre SA	159,953	685,457
Mecalux SA	4,872	73,291
Miquel y Costas & Miquel SA	9,539	205,497
#*Natra SA	10,905	46,122
*Natraceutical SA	91,207	59,406
*NH Hoteles SA	91,761	480,155
*Nicolas Correa SA	4,684	14,787
Obrascon Huarte Lain SA	15,618	414,974
#Papeles y Cartones de Europa SA	53,512	303,592
#Pescanova SA	4,734	164,590
Prim SA	5,102	53,487
#*Promotora de Informaciones SA	50,813	242,332
Prosegur Cia de Seguridad SA	9,343	393,101
#*Realia Business SA	125,764	337,778
Red Electrica Corporacion SA	26,929	1,390,876
Repsol YPF SA	1,793	47,732
Repsol YPF SA Sponsored ADR	224,194	5,963,560
#*Sacyr Vallehermoso SA	58,273	881,596

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Service Point Solutions SA	50,557	$84,433
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	110,468
#Sol Melia SA	61,819	547,844
#*Solaria Energia y Medio Ambiente SA	17,034	63,332
#*SOS Corporacion Alimentaria SA	33,887	102,298
Tecnicas Reunidas SA	5,774	304,563
*Tecnocom Telecomunicaciones y Energia SA	33,041	140,203
Telefonica SA	5,983	167,084
#Telefonica SA Sponsored ADR	72,100	6,051,353
Tubacex SA	42,119	174,011
#Tubos Reunidos SA	95,313	291,697
Unipapel SA	4,501	68,021
#*Urbas Guadahermosa SA	8,757	2,063
*Vertice Trescientos Sesenta Grados SA	1,752	932
Vidrala SA	13,737	373,577
Viscofan SA	35,568	929,681
#*Vocento SA	34,637	216,955
Zardoya Otis SA	23,914	480,000
*Zeltia SA	33,795	199,757

TOTAL SPAIN		125,082,874

SWEDEN — (2.0%)
Aarhuskarlshamn AB	12,487	250,524
Acando AB	31,874	65,955
#*Active Biotech AB	10,562	85,595
Addtech AB Series B	1,400	20,140
AF AB Series B	8,612	214,745
Alfa Laval AB	50,974	622,583
*Anoto Group AB	29,000	16,296
Aros Quality Group AB	5,000	34,156
#Assa Abloy AB Series B	100,032	1,748,032
#Atlas Copco AB Series A	51,700	693,248
Atlas Copco AB Series B	26,200	312,168
Axfood AB	7,002	208,922
#Axis Communications AB	10,350	111,856
B&B Tools AB	9,338	109,201
BE Group AB	18,353	105,178
Beiger Electronics AB	345	6,220
Beijer Alma AB	6,700	83,474
*Bergs Timber AB Series B	3,000	15,154
*Bilia AB Series A	10,726	87,227
*Billerud AB	79,792	442,060
BioGaia AB Series B	2,753	30,180
Biotage AB	44,000	39,433
*Biovitrum AB	4,833	40,135
Boliden AB	243,299	2,929,638
Cantena AB	500	6,242
Cardo AB	12,400	334,364
Clas Ohlson AB Series B	69,373	1,306,078
*Cloetta AB	14,784	64,865
Concordia Maritime AB Series B	30,791	75,893
#*D. Carnegie & Co. AB	31,440	78,908
*East Capital Explorer AB	1,443	13,164
*Electrolux AB Series B	149,308	3,578,756
#Elekta AB Series B	26,546	500,362
*Enea Data AB Series B	17,746	118,505
#*Eniro AB	95,204	438,254
Fagerhult AB	2,628	48,058
G & L Beijer AB Series B	3,215	80,970
#Getinge AB	70,673	1,316,942
Geveko AB	1,000	8,850

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*Gunnebo AB	14,964	$71,356
Hakon Invest AB	37,274	621,677
#*Haldex AB	16,100	139,096
#Hennes & Mauritz AB Series B	29,354	1,667,356
#Hexagon AB	135,521	1,771,996
*Hexpol AB	3,350	27,959
*HIQ International AB	19,385	68,468
Hoganas AB Series B	16,579	299,937
#Holmen AB Series B	40,627	1,096,455
*Husqvarna AB Series A	27,871	164,155
#*Husqvarna AB Series B	153,859	968,853
Industrial & Financial Systems AB Series B	9,900	89,565
Indutrade AB	4,400	90,175
#Intrum Justitia AB	27,808	342,661
*JM AB	46,179	685,917
KappAhl Holding AB	16,200	127,563
Lagercrantz Group AB Series B	10,000	37,005
Lammhults Design Group AB	2,400	16,064
*LBI International AB	18,400	37,586
#Lindab International AB	31,460	334,427
*Loomis AB	32,006	344,593
#*Lundin Petroleum AB	161,950	1,371,785
#*Meda AB Series A	137,099	1,240,708
#*Medivir AB Series B	5,800	56,435
Mekonomen AB	2,400	46,357
*Metro International S.A. SDR Series A	1,610	172
*Micronic Laser Systems AB	19,636	35,134
#Modern Times Group AB Series B	35,059	1,520,452
*Munters AB	14,571	100,495
NCC AB Series B	40,034	604,804
*Net Insight AB Series B	50,000	35,831
New Wave Group AB Series B	27,705	96,571
NIBE Industrier AB	26,895	299,737
Niscayah Group AB	11,000	25,861
*Nobia AB	100,892	626,250
Nolato AB Series B	11,141	90,474
#Nordea Bank AB	910,765	9,775,622
OEM International AB Series B	9,300	54,823
ORC Software AB	1,800	34,502
#Oriflame Cosmetics SA SDR	12,458	689,941
*Pa Resources AB	88,286	341,948
*Partnertech AB	1,500	5,519
#Peab AB Series B	129,819	813,403
*Pricer AB Series B	250,588	21,303
*Proffice AB	24,725	82,328
*Q-Med AB	8,300	50,278
Ratos AB	87,043	2,024,443
#*RaySearch Laboratories AB	24,042	88,308
*Readsoft AB Series B	7,000	12,840
Rederi AB Transatlantic Series B	13,369	43,911
*Rezidor Hotel Group AB	48,530	155,161
#*rnb Retail & Brands AB	71,461	69,806
*Rorvik Timber AB	2,375	5,230
#Sandvik AB	94,964	1,049,006
#*SAS AB	1,067,074	647,542
#Scania AB Series B	4,524	58,037
*Scribona AB Series B	12,333	14,893
*Seco Tools AB	13,907	183,309
#Securitas AB Series B	79,668	743,336
*Semcon AB	3,200	13,026
*Sintercast AB	2,200	16,546

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*Skandinaviska Enskilda Banken AB Series A	659,446	$3,994,416
Skanditek Industrifoervaltnings AB	117,808	326,037
Skanska AB Series B	137,326	2,015,249
SKF AB Series A	2,588	41,407
#SKF AB Series B	52,463	830,752
Skistar AB	6,500	122,293
#SSAB AB Series A	113,960	1,737,179
#SSAB AB Series B	46,496	650,141
Studsvik AB	2,140	22,285
Svenska Cellulosa AB Series B	288,903	3,969,830
#Svenska Handelsbanken AB Series A	154,132	3,983,064
SWECO AB Series B	13,785	108,444
#*Swedbank AB Series A	251,777	2,168,950
Swedish Match AB	55,000	1,128,800
Tele2 AB Series B	155,218	2,262,426
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	626,060	6,511,024
TeliaSonera AB	627,341	4,157,978
#*TradeDoubler AB	16,735	128,444
*Trelleborg AB Series B	198,769	1,207,487
Vitrolife AB	6,000	25,237
Volvo AB Series A	122,357	1,129,981
Volvo AB Series B	231,984	2,196,963
#Volvo AB Sponsored ADR	70,300	658,711

TOTAL SWEDEN		87,768,420

SWITZERLAND — (5.7%)
ABB, Ltd.	86,839	1,615,324
ABB, Ltd. Sponsored ADR	424,571	7,867,301
Acino Holding AG	2,662	436,855
#*Actelion, Ltd.	21,677	1,194,901
#Adecco SA	141,245	6,311,447
*Advanced Digital Broadcast Holdings SA	3,871	196,765
Affichage Holding SA	689	80,296
*AFG Arbonia-Forster Holding AG	4,940	105,433
Allreal Holding AG	9,618	1,162,198
*Also Holding AG	635	25,494
*Aryzta AG	58,508	2,296,705
*Ascom Holding AG	25,555	271,238
Bachem Holdings AG	2,731	187,744
Baloise-Holding AG	55,856	4,782,498
Bank Coop AG	3,692	258,095
*Bank Sarasin & Cie AG Series B	60,296	2,400,883
Banque Cantonale de Geneve SA	912	212,712
Banque Cantonale Vaudoise	2,879	1,084,432
Banque Privee Edmond de Rothschild SA	10	265,342
Barry Callebaut AG	2,134	1,192,119
#*Basilea Pharmaceutica AG	2,104	174,018
Basler Kantonalbank AG	4,603	530,215
#Belimo Holdings AG	139	141,997
Bell Holding AG	80	123,167
Bellevue Group AG	5,076	206,401
Berner Kantonalbank AG	2,645	596,717
BKW FMB Energie AG	5,873	483,105
*Bobst Group AG	6,032	223,210
Bossard Holding AG	2,478	142,153
Bucher Industries AG	2,994	314,558
Burckhardt Compression Holding AG	1,082	157,675
Carlo Gavazzi Holding AG	209	29,404
Centralschweizerische Kraftwerke AG	449	156,687
Charles Voegele Holding AG	4,882	192,534
*Cicor Technologies, Ltd.	729	22,656

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Clariant AG	349,806	$3,344,273
Compagnie Financiere Richemont SA Series A	232,579	6,510,786
Compagnie Financiere Tradition SA	521	64,612
Conzzeta AG	142	244,619
Credit Suisse Group AG	18,871	1,008,790
Credit Suisse Group AG Sponsored ADR	405,680	21,622,744
*Cytos Biotechnology AG	1,001	13,147
Daetwyler Holding AG	5,634	277,388
Datacolor AG	34	10,216
*Dottikon ES Holding AG	89	21,088
*Dufry AG	6,201	391,696
#EFG International AG	33,943	565,287
#Elektrizitaets-Gesellschaft Laufenberg AG	507	491,317
Emmi AG	2,233	262,989
EMS-Chemie Holding AG	9,412	1,045,747
Energiedienst Holding AG	7,704	420,714
Feintol International Holding AG	147	31,953
Flughafen Zuerich AG	6,039	1,758,016
Forbo Holding AG	1,026	289,915
#Galenica Holding AG	1,280	441,046
GAM Holdings, Ltd.	70,199	856,433
Geberit AG	10,697	1,769,580
George Fisher AG	6,233	1,638,979
Givaudan SA	6,351	4,714,591
#Gurit Holding AG	285	157,249
Helvetia Holding AG	8,121	2,589,338
#*Holcim, Ltd.	196,366	12,497,670
#Implenia AG	1,760	48,873
#*Interroll-Holding SA	417	119,607
*Julius Baer Group, Ltd.	70,199	2,642,641
Kaba Holding AG	1,631	377,506
*Kardex AG	2,584	85,733
Komax Holding AG	2,065	154,729
#Kudelski SA	49,220	1,004,289
#Kuehne & Nagel International AG	13,624	1,234,385
Kuoni Reisen Holding AG	2,571	871,493
#Lem Holdings SA	2,962	850,968
#*lifeWatch AG	9,950	193,791
Lindt & Spruengli AG	22	558,554
#*Logitech International SA	91,981	1,570,118
#Lonza Group AG	17,494	1,360,362
#Luzerner Kantonalbank AG	2,094	536,725
Medisize Holding AG	270	13,807
Metall Zug AG	111	261,464
#*Meyer Burger Technology AG	607	132,056
*Micronas Semiconductor Holding AG	18,186	64,581
*Mikron Holding AG	53,246	345,624
Mobilezone Holding AG	6,928	53,216
Mobimo Holding AG	4,929	794,574
Nestle SA	546,164	25,397,485
Nobel Biocare Holding AG	32,030	908,718
Novartis AG	879	45,773
#Novartis AG ADR	446,694	23,205,753
#*Oerlikon Corp. AG	2,865	181,790
#Orell Fuessli Holding AG	435	62,301
#Panalpina Welttransport Holding AG	13,833	968,739
Partners Group Holdings AG	4,415	541,498
#Petroplus Holdings AG	69,990	1,524,816
Phoenix Mecano AG	1,022	385,493
*Precious Woods Holding AG	1,929	72,266
*PubliGroupe SA	5,903	565,233

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Rieters Holdings AG	4,511	$1,010,071
Roche Holding AG Bearer	5,170	858,070
Roche Holding AG Genusschein	82,873	13,273,183
Romande Energie Holding SA	361	716,545
*Schaffner Holding AG	468	74,918
Schindler Holding AG	5,484	380,067
Schulthess Group AG	2,705	156,544
Schweiter Technology AG	675	331,765
*Schweizerische National-Versicherungs-Gesellschaft AG	13,902	426,507
#SGS SA	1,177	1,572,231
Siegfried Holding AG	2,163	218,995
#Sika AG	1,777	2,409,094
Sonova Holding AG	7,666	789,021
St. Galler Kantonalbank AG	3,598	1,638,329
Straumann Holding AG	2,040	492,405
Sulzer AG	28,122	2,189,599
#Swatch Group AG(7184725)	29,185	6,814,604
Swatch Group AG(7184736)	44,933	2,015,077
Swiss Life Holding AG	29,389	3,520,302
Swiss Prime Site AG	28,208	1,552,733
Swiss Reinsurance Co., Ltd. AG	176,607	7,191,542
Swisscom AG	4,364	1,575,046
Swisscom AG Sponsored ADR	5,100	183,345
Swisslog Holding AG	143,988	123,173
*Swissmetal Holding AG	2,816	30,110
Swissquote Group Holding SA	3,174	163,558
Syngenta AG ADR	128,298	6,072,344
Tamedia AG	1,541	114,044
Tecan Group AG	10,848	664,677
#*Temenos Group AG	14,525	331,512
*Tornos SA	11,724	83,651
*UBS AG	121,227	2,021,429
*UBS AG ADR	30,398	504,303
Valartis Group AG	9,154	280,732
#Valiant Holding AG	21,628	4,261,179
Valora Holding AG	5,050	1,204,048
Vaudoise Assurances Holdings SA	579	104,542
#Verwaltungs und Privat-Bank AG	2,914	311,515
Von Roll Holding AG	52,751	361,430
Vontobel Holdings AG	48,801	1,561,879
VZ Holding AG	546	42,047
Walliser Kantonalbank AG	173	94,084
WMH Walter Meier Holding AG	589	46,441
Ypsomed Holdings AG	3,755	237,983
Zehnder Holding AG	261	287,163
Zuger Kantonalbank AG	112	458,868
Zurich Financial Services AG	61,540	14,092,204

TOTAL SWITZERLAND		248,460,332

UNITED KINGDOM — (16.4%)
A.G. Barr P.L.C.	17,596	239,656
Aberdeen Asset Management P.L.C.	1,345,598	2,913,179
Acal P.L.C.	6,247	12,832
Admiral Group P.L.C.	36,327	610,650
*AEA Technology P.L.C.	27,704	12,717
Aegis Group P.L.C.	355,086	638,331
Aga Rangemaster Group P.L.C.	42,331	80,091
Aggreko P.L.C.	97,313	1,209,532
Air Partner P.L.C.	2,004	18,633
Alexandra P.L.C.	9,456	3,182
Alexon Group P.L.C.	5,157	3,428

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Alizyme P.L.C.	42,517	$2,791
Alphameric P.L.C.	42,180	20,714
*Alterian P.L.C.	13,451	38,608
Alumasc Group P.L.C.	8,807	15,544
Amec P.L.C.	244,271	3,217,169
Amlin P.L.C.	379,579	2,197,063
*Anglo American P.L.C.	536,326	19,405,941
Anglo Pacific Group P.L.C.	100,192	339,744
Anglo-Eastern Plantations P.L.C.	6,286	37,133
Anite P.L.C.	269,961	150,584
*Antisoma P.L.C.	646,856	397,485
Antofagasta P.L.C.	122,805	1,547,270
*Arena Leisure P.L.C.	182,111	84,432
*Ark Therapeutics Group P.L.C.	217,227	156,542
ARM Holdings P.L.C.	12,223	29,693
#ARM Holdings P.L.C. Sponsored ADR	172,085	1,251,058
Arriva P.L.C.	188,583	1,359,037
Ashmore Group P.L.C.	107,195	478,983
Ashtead Group P.L.C.	668,497	879,376
Associated British Foods P.L.C.	203,457	2,755,041
*Assura Group, Ltd. P.L.C.	54,999	26,858
#AstraZeneca P.L.C. Sponsored ADR	67,688	3,039,868
Atkins WS P.L.C.	67,383	623,218
*Autonomy Corp. P.L.C.	64,256	1,412,778
Aveva Group P.L.C.	10,654	155,175
*Avis Europe P.L.C.	608,277	307,000
Aviva P.L.C.	1,407,246	8,799,750
*Avon Rubber P.L.C.	8,371	11,067
*Axis-Shield P.L.C.	22,609	156,420
Babcock International Group P.L.C.	166,608	1,654,042
BAE Systems P.L.C.	1,048,115	5,389,497
Balfour Beatty P.L.C.	436,658	1,898,306
#*Barclays P.L.C. Sponsored ADR	892,663	18,656,657
BBA Aviation P.L.C.	541,258	1,365,863
Beazley P.L.C.	650,742	1,141,877
Bellway P.L.C.	136,097	1,627,799
*Berkeley Group Holdings P.L.C. (The)	115,975	1,618,734
BG Group P.L.C.	63,767	1,097,642
BG Group P.L.C. Sponsored ADR	27,200	2,351,712
BHP Billiton P.L.C.	15,526	418,348
BHP Billiton P.L.C. ADR	77,600	4,205,920
Biocompatibles International P.L.C.	22,206	89,960
*Blacks Leisure Group P.L.C.	20,283	9,316
Bloomsbury Publishing P.L.C.	58,768	120,491
BlueBay Asset Management P.L.C.	16,299	99,231
Bodycote P.L.C.	338,328	903,981
*Bovis Homes Group P.L.C.	150,787	1,015,474
BP P.L.C.	79,890	748,591
#*BP P.L.C. Sponsored ADR	717,376	40,617,829
Braemar Shipping Services P.L.C.	13,325	95,036
Brammer P.L.C.	24,061	50,604
Brewin Dolphin Holdings P.L.C.	191,567	502,954
Brit Insurance Holdings P.L.C.	396,600	1,350,651
*British Airways P.L.C.	486,564	1,444,957
*British Airways P.L.C. Sponsored ADR	6,100	182,024
British American Tobacco P.L.C.	82,257	2,621,206
British American Tobacco P.L.C. Sponsored ADR	19,800	1,271,754
British Polythene Industries P.L.C.	21,678	84,023
British Sky Broadcasting Group P.L.C.	20,913	182,343
*British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	858,819
Britvic P.L.C.	47,379	270,938

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
BSS Group P.L.C.	162,038	$706,554
BT Group P.L.C. Sponsored ADR	140,608	3,001,981
*BTG P.L.C.	109,793	342,799
Bunzl P.L.C.	61,765	671,487
Burberry Group P.L.C.	392,064	3,457,473
Cable & Wireless P.L.C.	1,413,114	3,352,887
Cadbury P.L.C.	4,463	56,424
Cadbury P.L.C. Sponsored ADR	104,013	5,267,218
*Cairn Energy P.L.C.	57,782	2,492,138
Camellia P.L.C.	198	24,493
Capita Group P.L.C.	63,460	792,593
Capital & Regional P.L.C.	109,371	60,763
Carclo P.L.C.	21,066	33,560
Care UK P.L.C.	46,048	266,071
Carillion P.L.C.	545,105	2,625,981
Carnival P.L.C.	34,284	1,062,851
#Carnival P.L.C. ADR	86,903	2,692,255
Carpetright P.L.C.	3,979	57,279
*Carphone Warehouse Group P.L.C.	234,499	707,232
Carr’s Milling Industries P.L.C.	2,672	19,706
Castings P.L.C.	21,365	65,541
Catlin Group, Ltd.	475,532	2,567,625
Centaur Media P.L.C.	79,311	69,779
Centrica P.L.C.	544,345	2,211,395
Charles Stanley Group P.L.C.	6,583	27,493
Charles Taylor Consulting P.L.C.	11,746	43,255
Charter International P.L.C.	218,827	2,488,539
Chemring Group P.L.C.	6,868	294,583
Chesnara P.L.C.	128,213	382,947
Chime Communications P.L.C.	17,635	56,384
Chloride Group P.L.C.	58,159	153,550
*Chrysalis Group P.L.C.	4,723	8,057
Clarkson P.L.C.	5,199	70,342
Clinton Cards P.L.C.	67,260	45,649
Close Brothers Group P.L.C.	177,496	2,041,096
Cobham P.L.C.	485,287	1,743,782
Collins Stewart P.L.C.	105,687	138,244
*COLT Telecom Group SA	256,127	519,946
Communisis P.L.C.	120,651	32,652
Compass Group P.L.C.	423,975	2,688,859
Computacenter P.L.C.	129,035	597,835
Connaught P.L.C.	50,619	335,642
Consort Medical P.L.C.	26,822	177,832
*Cookson Group P.L.C.	36,424	217,349
Corin Group P.L.C.	3,868	4,624
*Cosalt P.L.C.	12,162	1,935
Costain Group P.L.C.	95,132	42,866
Cranswick P.L.C.	42,921	493,099
Creston P.L.C.	18,283	24,718
Croda International P.L.C.	71,595	876,747
*CSR P.L.C.	216,724	1,581,878
Daily Mail & General Trust P.L.C. Series A	256,833	1,670,970
Dairy Crest Group P.L.C.	208,330	1,365,657
*Dana Petroleum P.L.C.	81,487	1,704,891
Davis Service Group P.L.C.	225,786	1,547,054
Dawson Holdings P.L.C.	38,862	5,246
De la Rue P.L.C.	74,699	1,118,796
Debenhams P.L.C.	544,691	694,422
Dechra Pharmaceuticals P.L.C.	10,355	77,932
Delta P.L.C.	201,787	552,587
Development Securities P.L.C.	86,917	441,999

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Devro P.L.C.	191,737	$378,345
Diageo P.L.C. Sponsored ADR	55,600	3,615,112
Dicom Group P.L.C.	35,274	104,130
Dignity P.L.C.	24,720	236,312
Dimension Data Holdings P.L.C.	1,618,467	1,880,581
Diploma P.L.C.	63,684	172,174
Domino Printing Sciences P.L.C.	131,778	642,271
Drax Group P.L.C.	128,019	973,997
DS Smith P.L.C.	490,393	936,572
*DSG International P.L.C.	2,486,273	1,244,924
*DTZ Holdings P.L.C.	9,294	12,778
Dunelm Group P.L.C.	28,656	152,691
*Dyson Group P.L.C.	3,999	1,149
E2V Technologies P.L.C.	23,845	27,393
*eaga P.L.C.	45,574	108,703
*easyJet P.L.C.	165,228	972,642
Electrocomponents P.L.C.	241,384	579,005
Elementis P.L.C.	587,858	611,737
*Enterprise Inns P.L.C.	295,941	572,999
*Erinaceous Group P.L.C.	16,996	460
Eurasian Natural Resources Corp. P.L.C.	118,384	1,610,985
Euromoney Institutional Investor P.L.C.	25,384	158,127
Evolution Group P.L.C.	269,316	727,857
Experian P.L.C.	262,099	2,395,151
F&C Asset Management P.L.C.	457,834	555,088
Fenner P.L.C.	88,383	231,820
Fiberweb P.L.C.	12,365	11,963
Fidessa Group P.L.C.	28,398	556,759
Filtrona P.L.C.	136,518	373,901
Filtronic P.L.C.	29,188	15,948
#Findel P.L.C.	342,686	218,962
Firstgroup P.L.C.	221,535	1,362,454
Forth Ports P.L.C.	33,083	598,967
*Fortune Oil P.L.C.	347,850	49,917
*French Connection Group P.L.C.	88,909	59,927
*Fresnillo P.L.C.	472	5,720
Friends Provident Group P.L.C.	2,201,116	2,934,633
Fuller Smith & Turner P.L.C.	36,790	300,296
Future P.L.C.	361,156	118,118
G4S P.L.C.	840,888	3,472,794
*Galiform P.L.C.	1,093,385	1,342,289
Galliford Try P.L.C.	107,408	598,182
Game Group P.L.C.	537,486	1,304,279
*Games Workshop Group P.L.C.	7,668	35,830
*Gem Diamonds, Ltd.	26,055	98,209
Genus P.L.C.	33,267	364,402
*GKN P.L.C.	1,196,663	2,096,228
GlaxoSmithKline P.L.C. Sponsored ADR	82,600	3,399,816
Go-Ahead Group P.L.C.	9,144	212,978
Goldshield Group P.L.C.	14,342	112,945
Greene King P.L.C.	117,670	760,246
Greggs P.L.C.	44,900	316,980
*Guinness Peat Group P.L.C.	52,824	31,896
Halfords Group P.L.C.	121,761	780,725
Halma P.L.C.	184,653	689,062
Hampson Industries P.L.C.	176,952	210,373
Hansard Global P.L.C.	10,373	29,275
*Hardy Oil & Gas P.L.C.	17,474	80,361
Hardy Underwriting Group P.L.C.	20,117	96,216
Hargreaves Lansdown P.L.C.	80,332	358,988
Harvard International P.L.C.	6,399	5,763

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Harvey Nash Group P.L.C.	28,747	$20,527
Havelock Europa P.L.C.	13,179	7,977
Hays P.L.C.	607,627	973,380
Headlam Group P.L.C.	103,583	526,009
Helical Bar P.L.C.	101,489	550,384
Helphire P.L.C.	309,742	291,306
Henderson Group P.L.C.	824,494	1,738,164
Henry Boot P.L.C..	43,832	80,974
*Heritage Oil P.L.C.	40,233	305,176
*Heywood Williams Group P.L.C.	30,224	694
Hikma Pharmaceuticals P.L.C.	122,738	948,638
Hill & Smith Holdings P.L.C.	99,260	521,063
Hiscox, Ltd.	503,798	2,642,050
#HMV Group P.L.C.	155,649	282,797
Hochschild Mining P.L.C.	38,477	172,880
Hogg Robinson Group P.L.C.	127,702	77,319
Holidaybreak P.L.C.	17,060	78,076
Home Retail Group P.L.C.	303,927	1,446,594
Homeserve P.L.C.	47,311	1,252,089
Hornby P.L.C.	20,303	49,870
HSBC Holdings P.L.C.	42,169	470,777
#HSBC Holdings P.L.C. Sponsored ADR	1,132,387	62,722,916
Hunting P.L.C.	43,251	371,512
Huntsworth P.L.C.	250,994	275,329
Hyder Consulting P.L.C.	11,602	47,053
ICAP P.L.C.	207,889	1,381,683
IG Group Holdings P.L.C.	147,258	728,160
*Imagination Technologies Group P.L.C.	39,184	134,734
IMI P.L.C.	291,635	2,056,974
Imperial Tobacco Group P.L.C.	38,538	1,135,692
Imperial Tobacco Group P.L.C. ADR	18,000	1,052,640
*Inchcape P.L.C.	2,098,523	1,006,499
Informa P.L.C.	479,364	2,299,518
Inmarsat P.L.C.	62,763	575,522
Innovation Group P.L.C.	178,483	32,931
*Intec Telecom Systems P.L.C.	128,965	230,985
Intercontinental Hotels Group P.L.C.	7,196	91,987
Intercontinental Hotels Group P.L.C. ADR	55,444	704,693
Intermediate Capital Group P.L.C.	118,123	491,875
International Personal Finance P.L.C.	324,526	1,090,359
International Power P.L.C.	1,441,839	5,986,066
Interserve P.L.C.	62,595	238,904
Intertek Group P.L.C.	69,693	1,431,870
Invensys P.L.C.	554,079	2,561,131
Investec P.L.C.	382,377	2,729,455
*IP Group P.L.C.	174,476	160,130
ITE Group P.L.C.	38,841	77,213
ITV P.L.C.	3,143,342	2,198,429
J.D. Wetherspoon P.L.C.	20,187	152,154
James Fisher & Sons P.L.C.	69,699	495,633
Jardine Lloyd Thompson Group P.L.C.	64,417	479,246
JD Sports Fashion P.L.C.	9,632	74,355
*JJB Sports P.L.C.	117,363	57,655
*JJB Sports P.L.C. Excess Application Shares	93,890	46,229
JKX Oil & Gas P.L.C.	44,207	198,808
John Menzies P.L.C.	10,110	53,888
John Wood Group P.L.C.	359,041	1,880,817
Johnson Matthey P.L.C.	150,207	3,459,167
*Johnston Press P.L.C.	1,456,828	672,126
*Kazakhmys P.L.C.	151,166	2,690,251
Kcom Group P.L.C.	313,389	208,280

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Keller Group P.L.C.	55,150	$645,285
Kesa Electricals P.L.C.	659,944	1,433,830
Kewill P.L.C.	37,553	58,819
Kier Group P.L.C.	33,540	529,460
Kingfisher P.L.C.	2,156,152	7,880,996
Ladbrokes P.L.C.	687,249	1,369,047
Laird P.L.C.	104,036	248,706
Latchways P.L.C.	2,464	26,256
Laura Ashley Holdings P.L.C.	157,940	43,214
Lavendon Group P.L.C.	60,639	139,205
Legal & General Group P.L.C.	4,922,545	6,316,332
Liontrust Asset Management P.L.C.	4,633	9,746
#*Lloyds Banking Group P.L.C.	730,778	1,030,376
Lloyds Banking Group P.L.C. Sponsored ADR	539,994	3,007,767
Logica P.L.C.	1,180,679	2,238,358
London Stock Exchange Group P.L.C.	140,930	1,960,398
*Lonmin P.L.C.	90,517	2,165,385
*Lookers P.L.C.	78,288	75,801
*Low & Bonar P.L.C.	112,993	60,783
*LSL Property Services P.L.C.	14,831	72,478
Luminar Group Holdings P.L.C.	101,277	123,649
Man Group P.L.C.	1,093,030	5,527,664
Management Consulting Group P.L.C.	228,686	99,447
*Manganese Bronze Holdings P.L.C.	3,904	9,602
Marks & Spencer Group P.L.C.	1,223,327	6,851,695
Marshalls P.L.C.	88,489	138,034
Marston’s P.L.C.	148,867	211,298
McBride P.L.C.	145,209	529,922
Meggitt P.L.C.	420,206	1,682,426
Melrose P.L.C.	428,250	1,195,731
Melrose Resources P.L.C.	72,915	407,619
*Metalrax Group P.L.C.	22,274	1,947
Michael Page International P.L.C.	49,994	263,468
Micro Focus International P.L.C.	22,190	122,686
Millennium & Copthorne Hotels P.L.C.	189,576	1,047,879
*Minerva P.L.C.	81,885	47,133
*Misys P.L.C.	145,039	490,995
*Mitchells & Butlers P.L.C.	134,241	515,819
Mitie Group P.L.C.	158,681	620,779
*MJ Gleeson Group P.L.C.	16,223	30,199
Mondi P.L.C.	327,638	1,808,469
Moneysupermarket.Com Group P.L.C.	126,911	160,800
Morgan Crucible Co. P.L.C.	122,037	313,470
Morgan Sindall P.L.C.	47,970	443,651
*Morse P.L.C.	67,859	43,154
Mothercare P.L.C.	68,325	644,890
Mouchel Group P.L.C.	47,646	148,676
*MWB Group Holdings P.L.C.	22,990	18,183
N Brown Group P.L.C.	86,838	371,246
National Express Group P.L.C.	118,479	630,226
National Grid P.L.C.	12,791	126,706
#National Grid P.L.C. Sponsored ADR	63,125	3,134,171
NCC Group, Ltd. P.L.C.	8,070	52,754
Nestor Healthcare Group P.L.C.	46,858	36,862
Next P.L.C.	68,270	2,002,859
Northern Foods P.L.C.	276,232	285,832
Northgate P.L.C.	51,682	185,635
Northumbrian Water Group P.L.C.	215,076	812,075
Novae Group P.L.C.	87,874	446,266
Old Mutual P.L.C.	3,082,574	5,350,180
*Optos P.L.C.	2,240	3,384

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Oxford Biomedica P.L.C.	216,069	$49,671
Oxford Instruments P.L.C.	21,584	86,196
Pace P.L.C.	279,442	1,011,937
#*PartyGaming P.L.C.	28,765	107,636
PayPoint P.L.C.	9,427	69,334
#Pearson P.L.C. Sponsored ADR	607,283	8,265,122
#*Pendragon P.L.C.	326,997	157,863
Pennon Group P.L.C.	145,040	1,077,555
*Persimmon P.L.C.	411,644	2,713,919
Petrofac, Ltd. P.L.C.	33,407	514,165
#*Petropavlovsk P.L.C.	93,028	1,597,522
Phoenix IT Group, Ltd. P.L.C.	32,637	119,550
*Photo-Me International P.L.C.	823,881	554,153
Pinewood Shepperton P.L.C.	31,209	67,764
*Pinnacle Staffing Group P.L.C.	15,255	876
Premier Farnell P.L.C.	104,478	246,385
*Premier Foods P.L.C.	1,598,878	937,444
*Premier Oil P.L.C.	48,099	927,368
*Prostrakan Group P.L.C.	50,004	89,053
Provident Financial P.L.C.	60,295	919,794
Prudential P.L.C.	56,043	509,061
#Prudential P.L.C. ADR	341,084	6,170,210
Psion P.L.C.	73,870	141,895
*Punch Taverns P.L.C.	154,459	210,034
PV Crystalox Solar P.L.C.	144,049	154,117
PZ Cussons P.L.C.	198,654	812,532
Qinetiq P.L.C.	481,814	1,294,947
*Quintain Estates & Development P.L.C.	76,595	242,888
R.E.A. Holdings P.L.C.	11,361	77,495
*Rank Group P.L.C.	236,514	343,295
Rathbone Brothers P.L.C.	24,811	376,500
*Raymarine P.L.C.	10,990	1,977
Reckitt Benckiser Group P.L.C.	58,545	2,908,220
*Redrow P.L.C.	199,414	458,433
Reed Elsevier P.L.C.	7,445	56,368
Reed Elsevier P.L.C. ADR	37,941	1,144,301
Regus P.L.C.	806,085	1,346,394
Renishaw P.L.C.	26,120	233,331
*Renold P.L.C.	19,266	9,178
*Renovo Group P.L.C.	132,895	54,422
Rensburg Sheppards P.L.C.	10,746	120,900
*Rentokil Initial P.L.C.	934,753	1,588,515
Restaurant Group P.L.C.	83,949	257,077
Rexam P.L.C.	832,119	3,768,018
Ricardo P.L.C.	27,069	107,398
Rightmove P.L.C.	47,459	409,423
Rio Tinto P.L.C.	113,242	5,006,420
#Rio Tinto P.L.C. Sponsored ADR	21,309	3,793,641
RM P.L.C.	30,813	73,787
Robert Walters P.L.C.	96,470	282,462
Robert Wiseman Dairies P.L.C.	33,638	246,344
ROK P.L.C.	63,943	48,712
*Rolls-Royce Group P.L.C. (3283648)	656,478	4,841,415
*Rolls-Royce Group P.L.C. (B3XLQZ7)	39,388,680	64,647
Rotork P.L.C.	15,060	280,230
#*Royal Bank of Scotland Group P.L.C.	130,810	1,785,556
Royal Dutch Shell P.L.C. ADR	935,795	54,425,837
Royal Dutch Shell P.L.C. Series B	109,362	3,148,262
RPC Group P.L.C.	117,028	494,406
RPS Group P.L.C.	107,367	368,144
RSA Insurance Group P.L.C.	2,640,328	5,232,151

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
S&U P.L.C.	2,614	$19,117
SABmiller P.L.C.	376,453	9,867,463
Sage Group P.L.C.	1,016,278	3,548,716
Sainsbury (J.) P.L.C.	599,173	3,233,521
*Salamander Energy P.L.C.	124,026	499,475
Savills P.L.C.	133,784	702,005
Schroders P.L.C.	104,402	1,877,224
Schroders P.L.C. Non-Voting	47,239	697,403
Scott Wilson Group P.L.C.	99,619	209,709
Scottish & Southern Energy P.L.C.	99,391	1,754,229
*SDL P.L.C.	123,603	818,419
Senior P.L.C.	264,314	264,747
Serco Group P.L.C.	91,948	760,648
Severfield-Rowen P.L.C.	116,278	314,411
Severn Trent P.L.C.	79,142	1,232,830
Shanks Group P.L.C.	410,243	577,974
Shire P.L.C.	2,251	40,388
Shire P.L.C. ADR	19,600	1,044,680
Shore Capital Group P.L.C.	90,186	59,791
SIG P.L.C.	226,769	441,303
*SkyePharma P.L.C. Sponsored ADR	80	111
Smith & Nephew P.L.C.	7,085	62,630
#Smith & Nephew P.L.C. Sponsored ADR	33,300	1,472,859
Smiths Group P.L.C.	81,036	1,182,797
Smiths News P.L.C.	123,090	245,613
*Soco International P.L.C.	44,185	932,289
*Southern Cross Healthcare, Ltd. P.L.C.	31,784	63,905
Spectris P.L.C.	103,458	1,148,154
Speedy Hire P.L.C.	33,092	19,653
Spirax-Sarco Engineering P.L.C.	34,758	620,205
Spirent Communications P.L.C.	2,392,683	3,597,519
Spirent Communications P.L.C. Sponsored ADR	25,100	149,345
*Sportech P.L.C.	87,812	91,468
Sports Direct International P.L.C.	87,285	139,357
SSL International P.L.C.	84,159	873,991
St. Ives Group P.L.C.	57,893	63,867
St. James’s Place P.L.C.	163,426	698,035
*St. Modwen Properties P.L.C.	93,532	343,701
Stagecoach Group P.L.C.	249,714	591,425
Standard Chartered P.L.C.	749,103	18,377,039
Standard Life P.L.C.	1,709,300	6,093,277
Sthree P.L.C.	42,650	175,685
*STV Group P.L.C.	56,141	60,771
T. Clarke P.L.C.	26,802	57,863
Tate & Lyle P.L.C.	354,524	2,609,941
*Taylor Wimpey P.L.C.	1,287,421	780,505
Ted Baker P.L.C.	12,672	85,277
*Telecity Group P.L.C.	26,686	146,465
Telecom Plus P.L.C.	23,457	117,266
Tesco P.L.C.	1,092,470	7,304,658
Thomas Cook Group P.L.C.	408,065	1,366,485
Thorntons P.L.C.	37,958	77,494
Tomkins P.L.C.	14,460	39,670
Tomkins P.L.C. Sponsored ADR	300,034	3,264,370
*Topps Tiles P.L.C.	36,015	48,545
*Trafficmaster P.L.C.	25,933	13,418
Travis Perkins P.L.C.	127,965	1,578,610
Tribal Group P.L.C.	44,362	48,655
Trifast P.L.C.	29,862	12,230
Trinity Mirror P.L.C.	340,299	893,433
TT electronics P.L.C.	91,137	108,660

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
TUI Travel P.L.C.	193,627	$737,772
Tullett Prebon P.L.C.	47,683	282,997
Tullow Oil P.L.C.	74,486	1,442,942
*UK Coal P.L.C.	116,239	163,362
UK Mail Group P.L.C.	12,676	70,236
Ultra Electronics Holdings P.L.C.	13,344	288,031
Umeco P.L.C.	61,337	276,265
Unilever P.L.C.	17,957	536,481
Unilever P.L.C. Sponsored ADR	120,000	3,579,600
*Uniq P.L.C.	17,006	10,773
United Business Media P.L.C.	164,105	1,241,742
United Utilities Group P.L.C.	180,199	1,299,128
United Utilities Group P.L.C. ADR	10,818	157,186
UTV Media P.L.C.	119,515	205,226
*Vectura Group P.L.C.	215,046	301,113
Vedanta Resources P.L.C.	81,742	2,796,916
*Vernalis P.L.C.	2,914	4,055
Victrex P.L.C.	40,288	501,461
Vislink P.L.C.	25,526	10,144
Vitec Group P.L.C. (The)	21,322	132,810
Vodafone Group P.L.C.	806,505	1,777,404
Vodafone Group P.L.C. Sponsored ADR	1,571,531	34,872,273
*Volex Group P.L.C.	13,778	18,419
Vp P.L.C.	11,576	31,526
VT Group P.L.C.	79,174	704,778
*Wagon P.L.C.	17,912	567
Waterman Group P.L.C.	13,772	9,041
Weir Group P.L.C. (The)	136,924	1,569,164
Wellstream Holdings P.L.C.	22,459	188,116
WH Smith P.L.C.	76,911	634,305
Whitbread P.L.C.	165,657	3,446,167
White Young Green P.L.C.	2,366	408
William Hill P.L.C.	269,658	740,436
William Morrison Supermarkets P.L.C.	984,900	4,513,999
Wilmington Group P.L.C.	141,363	335,648
Wincanton P.L.C.	49,175	178,002
*Wolfson Microelectronics P.L.C.	178,762	357,102
*Wolseley P.L.C.	211,414	4,276,493
#Wolseley P.L.C. ADR	62,362	129,089
WPP P.L.C.	18,201	163,116
#WPP P.L.C. Sponsored ADR	49,747	2,227,671
WSP Group P.L.C.	82,843	406,029
Xaar P.L.C.	21,799	33,253
Xchanging P.L.C.	114,591	417,895
XP Power, Ltd.	1,410	7,002
*Xstrata P.L.C.	782,713	11,273,856
#*Yell Group P.L.C.	542,778	455,450
Yule Catto & Co. P.L.C.	27,063	75,060

TOTAL UNITED KINGDOM		717,142,488

UNITED STATES — (0.0%)
#*Jaguar Mining, Inc.	18,900	158,075

TOTAL COMMON STOCKS		3,677,932,920

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	59,646	92,550

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	112,670	—
*Capral, Ltd. Rights 11/06/09	23,549	170
*UXC, Ltd. Options 03/31/10	12,037	4,334

TOTAL AUSTRALIA		4,504

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	18,136	80
#*Fortis SA Coupons	409,619	—

TOTAL BELGIUM		80

DENMARK — (0.0%)
#*NeuroSearch A.S. Rights 11/09/09	13,437	8,768

FRANCE — (0.0%)
*Mr Bricolage SA Rights 11/04/09	5,705	8

GERMANY — (0.0%)
*Silicon Sensor International AG Rights 11/02/09	1,741	3
*TUI AG Rights 11/11/09	155,405	24,014

TOTAL GERMANY		24,017

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	514,000	27,258
*First Pacific Co., Ltd. Rights 11/19/09	178,400	28,313
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	13,200	—
*ITC Corp., Ltd. Warrants 11/04/09	86,226	111
*ITC Properties Group, Ltd. Warrants 06/02/10	332,000	428

TOTAL HONG KONG		56,110

ITALY — (0.0%)
*Mediobanca SpA Warrants 03/18/11	164,745	—

JAPAN — (0.0%)
*Dowa Holdings Co., Ltd. Warrants 01/29/10	10,000	—

SPAIN — (0.0%)
*Pescanova SA Rights 10/22/09	2,367	82,382

UNITED KINGDOM — (0.0%)
*Brammer P.L.C. Rights 11/13/09	24,061	22,904
*Laird P.L.C. Rights 11/13/09	52,018	34,577

TOTAL UNITED KINGDOM		57,481

TOTAL RIGHTS/WARRANTS		233,350

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $19,120,000 FNMA 5.058%(r), 01/01/36, valued at $12,807,097) to be repurchased at $12,615,200	$12,615	$12,615,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund LP	670,812,556	670,812,556
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,919,841) to be repurchased at $1,882,208	$1,882	1,882,197

TOTAL SECURITIES LENDING COLLATERAL		672,694,753

TOTAL INVESTMENTS — (100.0%) (Cost $4,714,596,181)		$4,363,568,573

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (90.9%)
AUSTRALIA — (5.2%)
Adelaide Brighton, Ltd.	35,023	$88,114
*Aditya Birla Minerals, Ltd.	7,401	8,294
AGL Energy, Ltd.	11,707	145,110
Alesco Corp., Ltd.	10,006	44,855
*Alumina, Ltd.	302,126	443,366
*Alumina, Ltd. Sponsored ADR	4,700	27,166
Amalgamated Holdings, Ltd.	1,450	7,787
Amcor, Ltd.	147,315	758,601
Amcor, Ltd. Sponsored ADR	500	10,185
AMP, Ltd.	36,870	194,271
Ansell, Ltd.	17,816	164,615
APA Group, Ltd.	43,514	123,102
#APN News & Media, Ltd.	45,153	90,145
*Aquila Resources, Ltd.	9,171	61,378
Aristocrat Leisure, Ltd.	24,758	98,839
*Arrow Energy, Ltd.	36,879	133,281
*Asciano Group, Ltd.	156,629	209,726
ASX, Ltd.	3,795	114,406
*Atlas Iron, Ltd.	52,309	82,052
Ausdrill, Ltd.	37,904	57,187
*Austar United Communications, Ltd.	32,793	38,023
Austereo Group, Ltd.	31,793	42,277
*Australasian Resources, Ltd.	31,503	13,607
Australia & New Zealand Banking Group, Ltd.	96,142	1,960,923
*Australian Agricultural Co., Ltd.	15,396	19,953
Australian Infrastructure Fund	74,553	117,609
Australian Worldwide Exploration, Ltd.	82,410	188,907
Automotive Holdings Group, Ltd.	26,062	50,749
*Avoca Resources, Ltd.	40,966	55,772
AWB, Ltd.	92,586	101,097
AXA Asia Pacific Holdings, Ltd.	33,047	123,706
#*Babcock & Brown Infrastructure Group, Ltd.	67,889	2,188
Bank of Queensland, Ltd.	27,487	300,900
Beach Petroleum, Ltd.	115,370	80,925
Bendigo Bank, Ltd.	49,858	404,060
BHP Billiton, Ltd.	1,925	63,134
BHP Billiton, Ltd. Sponsored ADR	16,464	1,079,709
Billabong International, Ltd.	17,590	162,754
BlueScope Steel, Ltd.	232,098	615,095
*Boart Longyear Group, Ltd.	56,347	13,578
Boral, Ltd.	77,345	394,514
Bradken, Ltd.	20,617	113,387
Brambles, Ltd.	12,302	77,556
Brickworks, Ltd.	11,653	135,778
Cabcharge Australia, Ltd.	7,235	37,985
*Caltex Australia, Ltd.	21,595	195,794
Campbell Brothers, Ltd. (6161729)	6,849	176,648
*Campbell Brothers, Ltd. (B4TK967)	1,141	29,775
*Cardno, Ltd.	10,000	43,081
*Centamin Egypt, Ltd.	53,553	109,811
Centennial Coal Co., Ltd.	23,797	66,461
Challenger Financial Services Group, Ltd.	74,729	245,741
Clough, Ltd.	65,000	48,378
*Coal of Africa, Ltd.	36,909	60,987
Coca-Cola Amatil, Ltd.	6,433	61,160
#Cochlear, Ltd.	2,204	126,297
*Coffey International, Ltd.	25,368	49,688
Commonwealth Bank of Australia	50,642	2,340,239

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Computershare, Ltd.	7,697	$74,726
ConnectEast Group, Ltd.	273,657	96,960
Consolidated Media Holdings, Ltd.	45,127	122,392
Corporate Express Australia, Ltd.	14,442	55,430
Crane Group, Ltd.	11,713	94,384
Crown, Ltd.	36,305	264,267
CSL, Ltd.	4,569	128,287
CSR, Ltd. (6238645)	145,297	247,123
CSR, Ltd. (B58VXV1)	25,427	44,059
*Customers, Ltd.	30,668	85,930
David Jones, Ltd.	60,555	286,880
Downer EDI, Ltd.	46,693	355,446
DUET Group, Ltd.	89,556	135,488
*Eastern Star Gas, Ltd.	53,053	40,127
*Elders, Ltd.	575,331	94,358
Emeco Holdings, Ltd.	38,194	29,534
Energy Developments, Ltd.	17,743	38,056
*Energy World Corp., Ltd.	36,310	15,559
Envestra, Ltd.	132,945	62,658
#Fairfax Media, Ltd.	266,773	378,060
FKP Property Group, Ltd.	191,087	117,772
Fleetwood Corp., Ltd.	5,619	38,007
Flight Centre, Ltd.	9,755	147,120
*Fortescue Metals Group, Ltd.	22,863	76,551
Foster’s Group, Ltd.	45,543	223,356
*Geodynamics, Ltd.	37,639	30,474
*Gindalbie Metals, Ltd.	91,248	70,738
Goodman Fielder, Ltd.	198,620	284,912
*Graincorp, Ltd. Series A	15,574	96,827
GUD Holdings, Ltd.	5,566	42,935
Gunns, Ltd.	80,351	72,403
GWA International, Ltd.	24,573	62,505
Harvey Norman Holdings, Ltd.	58,292	206,512
Hastie Group, Ltd.	26,379	44,497
Healthscope, Ltd.	25,665	108,922
Hills Industries, Ltd.	38,974	71,576
iiNet, Ltd.	5,007	8,308
*Iluka Resources, Ltd.	42,161	130,616
*Incitec Pivot, Ltd.	186,474	434,982
Infigen Energy, Ltd.	53,503	68,158
Insurance Australia Group, Ltd.	125,024	420,567
Invocare, Ltd.	12,546	65,883
IOOF Holdings, Ltd.	38,169	178,817
Iress Market Technology, Ltd.	8,789	60,613
iSOFT Group, Ltd.	121,370	86,793
*James Hardie Industries NV	18,555	117,600
*James Hardie Industries NV Sponsored ADR	1,236	38,538
JB Hi-Fi, Ltd.	6,986	128,474
*Jetset Travelworld, Ltd.	25,000	30,903
*Kagara, Ltd.	60,876	53,654
*Karoon Gas Australia, Ltd.	9,112	61,711
Kingsgate Consolidated, Ltd.	13,748	92,734
Leighton Holdings, Ltd.	3,797	120,577
Lend Lease Corp., Ltd.	54,645	452,959
*Lihir Gold, Ltd.	111,361	304,590
*Linc Energy, Ltd.	11,929	16,549
#*Lynas Corp., Ltd. (6121176)	65,375	27,531
*Lynas Corp., Ltd. (B4T1K12)	4,605	2,010
Macarthur Coal, Ltd.	21,416	160,418
MacMahon Holdings, Ltd.	33,273	16,607
Macquarie Group, Ltd.	23,248	1,018,163

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Macquarie Media Group, Ltd. (B1FQWB4)	12,586	$20,583
*Macquarie Media Group, Ltd. (B50HWQ5)	12,586	20,959
MAP Group, Ltd. (6543628)	28,742	73,110
*MAP Group, Ltd. (B4VSBX0)	2,612	6,748
*MEO Australia, Ltd.	90,969	44,981
Metcash, Ltd.	36,151	151,992
*Minara Resources, Ltd.	54,438	42,044
Mineral Resources, Ltd.	23,936	152,025
*Mirabela Nickel, Ltd.	7,317	17,589
Mitchell Communications Group, Ltd.	89,918	70,448
*Molopo Australia, Ltd.	34,531	41,421
Monadelphous Group, Ltd.	3,185	37,833
*Mount Gibson Iron, Ltd.	104,588	110,481
*Murchison Metals, Ltd.	12,393	15,576
National Australia Bank, Ltd.	65,156	1,721,528
Navitas, Ltd.	23,297	77,557
New Hope Corp., Ltd.	16,571	61,802
Newcrest Mining, Ltd.	13,697	393,716
*Nexus Energy, Ltd.	30,268	8,596
NIB Holdings, Ltd.	74,922	88,729
*Nufarm, Ltd.	22,630	231,313
Oil Search, Ltd.	26,275	136,271
OneSteel, Ltd.	185,928	504,785
Orica, Ltd.	15,629	331,536
Origin Energy, Ltd.	8,765	125,680
*OZ Minerals, Ltd.	410,507	429,254
*Pacific Brands, Ltd.	105,332	122,649
*Paladin Energy, Ltd.	73,084	264,410
Pan Pacific Petroleum NL	204,902	76,813
*PanAust, Ltd.	121,786	49,771
Panoramic Resources, Ltd.	28,452	58,420
*Paperlinx, Ltd.	118,324	57,519
Peet, Ltd.	8,000	15,916
Perpetual Trustees Australia, Ltd.	3,117	103,869
*Pharmaxis, Ltd.	32,250	72,674
Platinum Asset Mangement, Ltd.	5,135	25,931
*PMP, Ltd.	73,062	38,773
Premier Investments, Ltd.	9,537	69,797
Primary Health Care, Ltd.	19,461	105,863
Programmed Maintenance Service, Ltd.	14,371	55,625
Qantas Airways, Ltd.	122,209	303,872
QBE Insurance Group, Ltd.	13,747	276,848
Ramsay Health Care, Ltd.	9,989	94,487
Redflex Holdings, Ltd.	4,333	8,984
Reece Australia, Ltd.	119	2,617
Ridley Corp., Ltd.	41,028	39,097
Rio Tinto, Ltd.	18,907	1,048,029
*Riversdale Mining, Ltd.	11,358	53,795
*Roc Oil Co., Ltd.	26,512	14,375
SAI Global, Ltd.	16,627	51,467
Salmat, Ltd.	11,000	40,541
Santos, Ltd.	45,513	606,680
Sedgman, Ltd.	8,885	12,011
Seek, Ltd.	8,870	47,679
Seven Network, Ltd.	22,576	130,167
Sigma Pharmaceuticals, Ltd.	174,020	145,669
*Silex System, Ltd.	5,714	32,485
Sims Metal Management, Ltd.	19,887	350,613
*Sino Gold Mining, Ltd.	22,597	132,653
Sonic Healthcare, Ltd.	22,910	286,021
SP Ausnet, Ltd.	62,945	49,465

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
SP Telemedia, Ltd.	80,192	$96,050
Spark Infrastructure Group, Ltd.	79,728	86,444
*Sphere Investments, Ltd.	26,557	21,000
Spotless Group, Ltd.	45,294	101,863
*St. Barbara, Ltd.	263,606	71,334
Straits Resources, Ltd.	21,527	30,390
STW Communications Group, Ltd.	44,763	33,385
Suncorp-Metway, Ltd.	100,691	787,592
Sunland Group, Ltd.	19,187	12,453
Super Cheap Auto Group, Ltd.	10,731	50,445
TABCORP Holdings, Ltd.	75,260	480,088
Tassal Group, Ltd.	23,581	37,278
Tatts Group, Ltd.	150,414	333,048
Telstra Corp., Ltd.	38,937	115,706
Telstra Corp., Ltd. ADR	600	8,760
Ten Network Holdings, Ltd.	41,020	56,001
Thakral Holdings Group, Ltd.	48,013	18,661
Toll Holdings, Ltd.	53,864	408,296
Tower Australia Group, Ltd.	51,749	136,421
Transfield Services, Ltd.	7,140	26,921
Transfield Services, Ltd. Infrastructure Fund	31,279	27,502
*Transpacific Industries Group, Ltd.	31,607	42,258
Transurban Group, Ltd.	11,430	46,375
United Group, Ltd.	11,772	141,584
UXC, Ltd.	28,570	21,525
*Virgin Blue Holdings, Ltd.	312,963	139,253
Washington H. Soul Pattinson & Co., Ltd.	23,821	285,133
WDS, Ltd.	33,762	54,191
Wesfarmers, Ltd.	42,943	1,071,568
West Australian Newspapers Holdings, Ltd.	5,334	35,479
*Western Areas NL	4,482	18,998
Westpac Banking Corp.	37,324	872,358
Whitehaven Coal, Ltd.	17,437	60,452
WHK Group, Ltd.	37,000	34,470
Woodside Petroleum, Ltd.	4,284	179,694
Woolworths, Ltd.	9,982	255,498
WorleyParsons, Ltd.	5,578	128,688

TOTAL AUSTRALIA		37,142,616

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	553	52,276
Andritz AG	1,102	60,687
*A-TEC Industries AG	3,557	54,247
*BWIN Interactive Entertainment AG	2,292	110,780
#Erste Group Bank AG	13,914	559,384
EVN AG	3,117	58,916
Flughafen Wien AG	1,738	87,233
*Intercell AG	925	35,736
Lenzing AG	10	3,428
Mayr-Melnhof Karton AG	732	68,965
Oesterreichischen Elektrizitaetswirtschafts AG	554	24,870
Oesterreichischen Post AG	3,093	90,271
OMV AG	11,844	488,078
Raiffeisen International Bank-Holding AG	5,142	301,534
*RHI AG	982	27,248
Schoeller-Bleckmann Oilfield Equipment AG	365	17,014
Strabag SE	4,207	129,346
Telekom Austria AG	9,625	157,667
Uniqa Versicherungen AG	576	11,352
#Vienna Insurance Group AG	3,710	209,044
Voestalpine AG	16,373	559,858

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
*Wienerberger AG	11,140	$201,240
*Zumtobel AG	2,513	43,444

TOTAL AUSTRIA		3,352,618

BELGIUM — (0.8%)
Ackermans & van Haaren NV	2,967	214,782
*Agfa-Gevaert NV	13,208	79,562
Anheuser-Busch InBev NV	5,871	275,644
*Arseus NV	4,228	50,986
Banque Nationale de Belgique SA	23	116,262
*Barco NV	1,766	71,050
Bekaert SA	1,274	163,847
#Belgacom SA	3,831	143,485
#Colruyt SA	474	112,793
Compagnie d’Entreprises CFE	1,322	75,257
Compagnie Maritime Belge SA	2,959	88,854
Delhaize Group SA	68	4,619
Delhaize Group SA Sponsored ADR	13,449	911,842
*Dexia SA	7,096	58,982
D’Ieteren SA	570	206,630
Econocom Group SA	2,034	29,255
Elia System Operator SA/NV	889	35,899
Euronav SA	3,702	72,178
EVS Broadcast Equipment SA	602	44,268
#Exmar NV	3,608	45,576
*KBC Groep NV	10,448	447,246
Mobistar SA	1,159	79,621
*Nyrstar NV	5,561	64,822
Omega Pharma SA	2,093	102,943
Recticel SA	6,887	51,585
Sipef NV	400	21,148
Solvay SA	8,168	802,075
*Telenet Group Holding NV	4,618	123,085
Tessenderlo Chemie NV	1,781	65,253
#UCB SA	14,043	599,502
#Umicore SA	11,188	339,817

TOTAL BELGIUM		5,498,868

BRAZIL — (1.8%)
Acos Villares SA	139,000	68,648
AES Tiete SA (2440693)	3,400	36,266
AES Tiete SA (2441038)	7,800	87,892
*Agra Empreendimentos Imobiliarios SA	19,600	52,627
All America Latina Logistica SA	45,300	332,498
American Banknote SA	3,300	32,914
*Anhanguera Educacional Participacoes SA	7,100	98,141
B2W Cia Global Do Varejo	5,500	159,418
Banco ABC Brasil SA	7,400	41,755
Banco Alfa de Investimento SA	14,300	66,402
Banco Bradesco SA	21,100	332,981
Banco Daycoval SA	7,600	39,475
Banco do Brasil SA	9,300	148,929
Banco Industrial e Comercial SA	10,100	63,469
Banco Panamericano SA	15,000	56,199
BM&F Bovespa SA	72,000	463,896
*BR Malls Participacoes SA	6,600	70,773
Brasil Brokers Participacoes SA	5,000	17,314
*BRF - Brasil Foods SA	4,708	113,507
*BRF - Brasil Foods SA ADR	5,857	283,303
Brookfield Incorporacoes SA	12,700	48,158
Camargo Correa Desenvolvimento Imobiliario SA	12,400	39,067

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Centrais Eletricas Brasilerias SA (2308445)	4,000	$50,863
Centrais Eletricas Brasilerias SA (2311120)	3,500	49,850
Cia de Gas de Sao Paulo	1,400	26,226
Cia de Saneamento de Minas Gerais-Copasa	12,600	221,730
Cia Energetica de Minas Gerais	1,250	15,540
Cia Energetica de Sao Paulo	12,900	150,119
Cia Vale do Rio Doce	52,700	1,343,323
Companhia de Concessoes Radoviarias	5,300	104,219
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	165,636
Companhia Siderurgica Nacional SA Sponsored ADR	3,900	129,324
*Cosan SA Industria e Comercio	20,700	219,150
CPFL Energia SA	4,200	73,552
Cremer SA	10,900	86,626
Cyrela Brazil Realty SA	35,300	447,863
*Diagnosticos Da America SA	5,000	123,325
*Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6,200	116,954
*Empresa Brasileira de Aeronautica SA ADR	20,543	415,996
*Energias do Brazil SA	4,200	67,377
Eternit SA	19,700	86,109
Even Construtora e Incorporadora SA	12,300	43,151
EZ Tec Empreendimentos e Participacoes SA	13,000	51,362
*Ferbasa-Ferro Ligas da Bahia SA	11,500	76,184
*Fertilizantes Fosfatados SA	7,100	68,517
Gafisa SA	5,100	75,562
Gafisa SA ADR	4,400	131,076
Gerdau SA	11,400	130,399
Grendene SA	9,000	40,310
*IdeiasNet SA	15,400	45,896
Iguatemi Empresa de Shopping Centers SA	3,000	44,363
Itau Unibanco Holding SA ADR	18,232	348,970
JBS SA	64,200	354,237
JHSF Participacoes SA	7,900	15,875
Light SA	7,300	100,574
*LLX Logistica SA	2,122	8,300
Lojas Americanas SA	25,300	134,284
Lojas Renner SA	8,000	141,689
*Lupatech SA	1,100	16,697
M Dias Branco SA	2,800	60,368
*Medial Saude SA	3,600	29,428
*Mmx Mineracao e Metalicos SA	9,600	62,834
*MRV Engenharia e Participacoes SA	5,600	105,223
Multiplan Empreendimentos Imobiliarios SA	3,200	48,447
Natura Cosmeticos SA	6,100	109,631
Obrascon Huarte Lain Brasil SA	1,000	15,895
OdontoPrev SA	6,300	179,351
*OGX Petroleo e Gas Participacoes SA	100	80,609
*Paranapanema SA	10,000	38,261
PDG Realty SA Empreendimentos e Participacoes	18,800	156,880
Petroleo Brasileiro SA ADR (71654V101)	22,106	886,893
Petroleo Brasileiro SA ADR (71654V408)	16,006	739,797
Porto Seguro SA	21,100	222,666
*Positivo Informatica SA	7,200	81,948
Rodobens Negocios Imobiliarios SA	4,000	41,758
Rossi Residencial SA	13,200	87,146
Sao Carlos Empreendimentos e Participacoes SA	5,000	46,832
*Sao Martinho SA	3,200	31,426
Souza Cruz SA	1,500	53,236
Sul America SA	3,600	84,605
*Tam SA	10,900	154,008
Tele Norte Leste Participacoes SA	2,700	60,848
Telecomunicacoes de Sao Paulo SA	2,100	46,432

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*TIM Participacoes SA	12,200	$38,298
Totvs SA	3,500	190,716
Tractebel Energia SA	2,700	32,953
Universo Online SA	12,900	75,792
Usinas Siderurgicas de Minas Gerais SA	8,100	199,097
Vivo Participacoes SA	1,015	25,006
Vivo Participacoes SA ADR	6,271	152,072
*Votorantim Celulose e Papel SA	4,823	66,064
Weg Industrias SA	11,900	116,865

TOTAL BRAZIL		12,696,245

CANADA — (6.4%)
*Aastra Technologies, Ltd.	1,700	49,097
*Absolute Software Corp.	500	2,361
*Advantage Oil & Gas, Ltd.	8,000	49,979
Aecon Group, Inc.	2,400	24,864
AGF Management, Ltd. Class B	8,278	123,323
Agnico Eagle Mines, Ltd.	4,700	250,192
Agrium, Inc.	9,895	460,343
*Alamos Gold, Inc.	9,100	72,662
Alimentation Couche-Taro, Inc. Class B	18,385	322,657
*Anvil Mining, Ltd.	16,300	45,343
Astral Media, Inc. Class A	6,200	183,585
*Atrium Innovations, Inc.	2,000	26,062
*ATS Automation Tooling System, Inc.	7,200	41,588
*Baffinland Iron Mines Corp.	9,400	4,691
#*Ballard Power Systems, Inc.	23,900	51,906
Bank of Montreal	17,521	810,592
Bank of Nova Scotia	28,000	1,170,926
*Bankers Petroleum, Ltd.	13,800	60,452
Barrick Gold Corp.	22,950	826,332
BCE, Inc.	2,200	52,639
Biovail Corp.	19,800	267,160
*Birchcliff Energy, Ltd.	11,600	78,473
*Blackpearl Resources, Inc.	30,300	60,205
Bombardier, Inc. Class B	54,332	220,431
*Boralex, Inc. Class A	1,300	10,693
*Breaker Energy, Ltd.	4,200	20,883
Brookfield Asset Management, Inc. Series A	200	4,222
CAE, Inc.	26,952	209,977
Calfrac Well Services, Ltd.	4,400	69,697
*Calvalley Petroleum, Inc.	10,000	19,130
Cameco Corp.	3,400	94,768
*Canaccord Capital, Inc.	4,900	51,443
Canada Bread Co., Ltd.	1,400	59,193
Canadian Imperial Bank of Commerce	18,655	1,068,906
Canadian National Railway Co.	4,800	232,004
Canadian National Resources, Ltd.	15,360	996,792
Canadian Pacific Railway, Ltd.	10,772	466,898
Canadian Tire Corp. Class A	8,800	444,778
Canadian Utilities, Ltd. Class A	4,140	147,419
Canadian Western Bank	6,500	128,432
Canam Group, Inc. Class A	3,600	22,990
*Canfor Corp.	11,404	63,762
*Cangene Corp.	1,800	9,682
*Capstone Mining Corp.	17,800	48,035
*Cardiome Pharma Corp.	100	384
Cascades, Inc.	5,000	32,346
*Catalyst Paper Corp.	31,100	7,617
CCL Industries, Inc. Class B	3,124	64,845
*Celestica, Inc.	29,300	241,538

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Celtic Exploration, Ltd.	5,900	$106,326
*CGI Group, Inc.	34,960	427,126
CI Financial Corp.	4,800	84,684
Cogeco Cable, Inc.	2,800	80,166
*COM DEV International, Ltd.	13,300	37,735
*Compton Petroleum Corp.	6,700	6,811
*Connacher Oil & Gas, Ltd.	15,200	13,907
*Consolidated Thompson Iron Mines, Ltd.	9,500	43,898
Corby Distilleries, Ltd.	1,100	15,706
*Corridor Resources, Inc.	9,600	27,947
Corus Entertainment, Inc. Class B	6,900	113,443
*Cott Corp.	6,600	52,212
*Crew Energy, Inc.	10,600	97,081
*Daylight Resources Trust	3,400	27,211
*Denison Mines Corp.	32,600	49,711
*Descartes Systems Group, Ltd. (The)	2,200	11,406
Dorel Industries, Inc. Class B	4,000	107,315
DundeeWealth, Inc.	4,600	53,310
*Eastern Platinum, Ltd.	11,900	7,918
*Eldorado Gold Corp.	16,600	185,015
Emera, Inc.	1,800	36,647
Empire Co., Ltd. Class A	3,500	139,056
Enbridge, Inc.	4,590	178,544
EnCana Corp.	20,055	1,112,056
Ensign Energy Services, Inc.	15,700	225,187
*Equinox Minerals, Ltd.	106,675	358,853
Equitable Group, Inc.	3,000	57,114
*Euro Goldfields, Ltd.	6,000	33,825
Evertz Technologies, Ltd.	200	2,697
*Fairborne Energy, Ltd.	9,500	39,069
Fairfax Financial Holdings, Inc.	2,030	726,170
Finning International, Inc.	14,856	219,123
First Quantum Minerals, Ltd.	8,500	581,461
*First Uranium Corp.	7,500	18,714
*FirstService Corp.	2,200	39,200
*Flint Energy Services, Ltd.	3,700	40,178
*FNX Mining Co., Inc.	4,400	40,948
Fortis, Inc.	6,300	147,304
Forzani Group, Ltd. Class A	2,800	32,346
Franco-Nevada Corp.	11,500	285,893
*Fronteer Development Group, Inc.	19,300	73,486
*Galleon Energy, Inc. Class A	9,608	48,304
*Gammon Gold, Inc.	6,700	54,427
Gennum Corp.	6,300	24,686
George Weston, Ltd.	2,900	147,834
Gerdau Ameristeel Corp.	21,152	143,874
*Gildan Activewear, Inc.	11,000	193,762
*Glacier Media, Inc.	1,400	2,394
Goldcorp, Inc.	30,117	1,107,208
*Golden Star Resources, Ltd.	45,300	141,085
*Grande Cache Coal Corp.	1,000	3,447
*Great Basin Gold, Ltd.	8,400	12,343
*Great Canadian Gaming Corp.	4,100	28,494
Great West Lifeco, Inc.	14,700	321,972
Groupe Aeroplan, Inc.	20,700	177,147
*Hanfeng Evergreen, Inc.	6,300	34,643
Harry Winston Diamond Corp.	8,400	68,858
Home Capital Group, Inc.	3,200	107,943
*HudBay Minerals, Inc.	16,900	218,815
Husky Energy, Inc.	900	23,705
IAMGOLD Corp.	41,600	551,694

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
IGM Financial, Inc.	3,400	$121,131
*Imax Corp.	5,500	56,776
Imperial Oil, Ltd.	2,200	82,750
Industrial Alliance Insurance & Financial Services, Inc.	11,136	285,900
Inmet Mining Corp.	6,100	323,251
Intact Financial Corp.	9,200	279,728
International Royalty Corp.	5,057	19,162
*Iteration Energy, Ltd.	35,800	37,717
*Ivanhoe Energy, Inc.	12,000	27,947
*Ivanhoe Mines, Ltd.	5,000	53,879
Jean Coutu Group (PJC), Inc. Class A (The)	14,900	121,453
Kingsway Financial Services, Inc.	5,000	18,992
Kinross Gold Corp.	17,200	319,505
*Lake Shore Gold Corp.	10,400	32,871
Laurentian Bank of Canada	3,200	116,904
Leon’s Furniture, Ltd.	2,800	24,842
Linamar Corp.	3,700	51,633
Loblaw Cos., Ltd.	5,900	162,815
*Lundin Mining Corp.	34,240	137,650
*MacDonald Dettweiler & Associates, Ltd.	4,300	146,638
Magna International, Inc. Class A	18,036	711,906
Major Drilling Group International, Inc.	2,000	39,887
Manitoba Telecom Services, Inc.	2,700	78,376
#Manulife Financial Corp.	55,754	1,045,983
Maple Leaf Foods, Inc.	8,100	83,916
*Martinrea International, Inc.	6,100	40,477
*MDS, Inc.	15,200	120,246
*Mega Uranium, Ltd.	22,900	15,449
Methanex Corp.	10,500	181,073
Metro, Inc. Class A	6,459	201,461
*Migao Corp.	12,900	80,353
Mullen Group, Ltd.	5,800	83,887
National Bank of Canada	18,272	952,228
*Neo Material Technologies, Inc.	28,900	92,145
Nexen, Inc.	24,851	534,662
Niko Resources, Ltd.	1,900	153,819
Norbord, Inc.	890	12,247
*Northgate Minerals Corp.	52,500	134,398
*Nuvista Energy, Ltd.	10,700	113,620
Onex Corp.	13,600	306,803
*Open Text Corp.	2,900	108,276
#*OPTI Canada, Inc.	22,900	40,211
*Pacific Rubiales Energy Corp.	23,200	282,375
*Pan Amer Silver Corp.	8,700	184,042
*Paramount Resources, Ltd. Class A	3,700	46,094
*Parkbridge Lifestyles Communities, Inc.	800	2,994
Pason Systems, Inc.	2,400	25,174
*PetroBakken Energy, Ltd.	7,082	204,348
#*Petrobank Energy & Resources, Ltd.	4,000	175,001
Potash Corp. of Saskatchewan, Inc.	1,700	158,539
Progress Energy Resources Corp.	6,922	88,536
*QLT, Inc.	15,600	52,622
*Quadra Mining, Ltd.	3,380	47,105
Quebecor, Inc. Class B	4,300	87,864
*Questerre Energy Corp.	32,700	72,227
*Red Back Mining, Inc.	15,200	196,945
Reitmans Canada, Ltd.	6,900	104,197
*Research In Motion, Ltd.	4,500	265,413
Richelieu Hardware, Ltd.	600	11,229
#Ritchie Brothers Auctioneers, Inc.	2,700	59,462
Rogers Communications, Inc. Class B	3,000	88,027

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*RONA, Inc.	17,700	$242,260
Royal Bank of Canada	39,027	1,976,507
Russel Metals, Inc.	7,100	103,739
Samuel Manu-Tech, Inc.	500	2,019
*Sandvine Corp.	27,400	31,906
Saputo, Inc.	4,200	100,803
Savanna Energy Services Corp.	3,200	21,263
*SEMAFO, Inc.	23,000	69,720
Shaw Communictions, Inc. Class B	7,500	133,427
ShawCor, Ltd.	6,200	161,353
Sherritt International Corp.	40,900	262,322
Shoppers Drug Mart Corp.	2,800	111,244
*Shore Gold, Inc.	1,800	1,497
*Sierra Wireless, Inc.	4,100	36,868
*Silver Standard Resources, Inc.	5,700	106,831
*Silver Wheaton Corp.	23,900	300,393
Silvercorp Metals, Inc.	29,600	152,917
*Sino-Forest Corp.	22,900	322,321
SNC-Lavalin Group, Inc.	3,784	152,997
*Sprott Resource Corp.	3,584	12,719
*Stantec, Inc.	3,000	72,501
Sun Life Financial, Inc.	37,684	1,042,357
Suncor Energy, Inc.	70,464	2,339,140
*SunOpta, Inc.	4,800	17,611
Superior Plus Corp.	4,600	52,332
*SXC Health Solutions Corp.	5,400	247,979
Talisman Energy, Inc.	73,400	1,252,219
*Taseko Mines, Ltd.	5,400	14,622
*Teck Resources, Ltd. Class B	51,800	1,503,662
Telus Corp.	300	9,424
*Thompson Creek Metals Co., Inc.	21,100	213,135
Thomson Reuters Corp.	16,511	525,215
*Thomson Reuters Corp. ADR	7,770	245,920
*Tim Hortons, Inc.	5,075	145,255
#*Timminco, Ltd.	5,700	9,693
TMX Group, Inc.	2,120	56,818
Toromont Industries, Ltd.	3,900	89,242
Toronto Dominion Bank	37,400	2,131,909
Torstar Corp. Class B	7,000	49,878
TransAlta Corp.	16,270	303,582
TransCanada Corp.	23,744	727,648
Transcontinental, Inc. Class A	6,300	75,631
TransForce, Inc.	5,900	40,186
*Transglobe Energy Corp.	8,100	30,767
Trican Well Service, Ltd.	11,000	128,700
Trinidad Drilling, Ltd.	7,900	51,618
Uni-Select, Inc.	1,200	29,821
*Uranium One, Inc.	59,920	170,005
*UTS Energy Corp.	31,150	58,727
*Verenex Energy, Inc.	7,800	49,378
*Vero Energy, Inc.	3,900	14,129
*Viterra, Inc.	40,571	386,194
*West Energy, Ltd.	20,900	49,447
West Fraser Timber Co., Ltd.	4,500	108,544
*Westport Innovations, Inc.	7,700	76,143
Winpak, Ltd.	6,000	42,309
Yamana Gold, Inc.	44,800	475,305

TOTAL CANADA		45,967,044

CHILE — (0.3%)
Aguas Andinas SA Series A	284,336	117,815

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
Banco de Chile Series F ADR	3,097	$144,009
Banco de Credito e Inversiones SA Series A	5,442	157,755
Banco Santander Chile SA	1,227,899	62,349
Banco Santander Chile SA ADR	524	27,583
CAP SA	8,340	217,127
Colbun SA	415,803	97,891
Compania Cervecerias Unidas SA ADR	1,400	49,588
Compania General de Electricidad SA	17,073	107,560
*Compania SudAmericana de Vapores SA	36,688	30,117
CorpBanca SA ADR	912	30,278
Cristalerias de Chile SA	2,000	22,676
Embotelladora Andina SA Series B	17,884	54,870
Embotelladora Andina SA Series B ADR	315	5,749
Empresa Nacional de Electricidad SA Sponsored ADR	1,500	68,835
Empresa Nacional de Telecomunicaciones SA	10,357	137,722
Empresas CMPC SA	6,947	248,768
Empresas Copec SA	18,042	242,829
Enersis SA Sponsored ADR	8,920	157,706
Lan Airlines SA Sponsored ADR	5,500	73,755
Madeco SA	620,000	40,286
Masisa SA	257,163	38,147
Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	14,700
Vina Concha Y Toro SA Sponsored ADR	600	25,560

TOTAL CHILE		2,173,675

CHINA — (4.3%)
Agile Property Holdings, Ltd.	268,000	342,345
*Air China, Ltd.	344,000	186,209
Ajisen China Holdings, Ltd.	69,000	58,150
*Aluminum Corp. of China, Ltd. ADR	13,900	378,080
AMVIG Holdings, Ltd.	38,000	16,550
#Angang Steel Co., Ltd.	124,000	229,195
Anhui Conch Cement Co., Ltd.	40,000	258,814
Anhui Expressway Co., Ltd.	110,000	68,810
Anta Sports Products, Ltd.	41,000	49,281
*AviChina Industry and Technology Co., Ltd.	296,000	95,438
Bank of China, Ltd.	2,353,000	1,353,034
Bank of Communications Co., Ltd.	263,000	314,796
*Beijing Capital International Airport Co., Ltd.	276,000	185,607
Beijing Capital Land, Ltd.	124,000	51,997
Beijing Enterprises Holdings, Ltd.	58,500	348,685
#Beijing North Star Co., Ltd.	102,000	37,658
Belle International Holdings, Ltd.	230,000	232,505
Bosideng International Holdings, Ltd.	398,000	70,578
#*Brilliance China Automotive Holdings, Ltd.	766,000	140,805
#*Byd Co., Ltd.	30,000	275,038
*BYD Electronic International Co., Ltd.	60,000	55,860
Chaoda Modern Agriculture (Holdings), Ltd.	247,200	190,998
Chevalier International Holdings, Ltd.	32,000	22,936
China Agri-Industries Holdings, Ltd.	261,000	250,012
*China Aoyuan Property Group, Ltd.	301,000	56,711
China Automation Group, Ltd.	72,000	45,487
China BlueChemical, Ltd.	222,000	117,832
China Citic Bank	790,000	589,359
China Coal Energy Co.	226,000	312,723
*China Communications Services Corp., Ltd.	272,000	141,395
China Construction Bank Corp.	1,628,000	1,403,550
#China COSCO Holdings Co., Ltd.	138,500	170,528
China Dongxiang Group Co.	202,000	123,419
#China Everbright International, Ltd.	194,000	88,578
#China Everbright, Ltd.	118,000	278,768

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Foods, Ltd.	158,000	$115,823
China Gas Holdings, Ltd.	236,000	94,281
*China Grand Forestry Green Resources Group, Ltd.	444,000	17,460
China Green (Holdings), Ltd.	36,000	31,582
China High Speed Transmission Equipment Group Co., Ltd.	73,000	146,401
China Huiyuan Juice Group, Ltd.	55,500	35,961
China Life Insurance Co., Ltd. ADR	3,400	233,274
*China Mengniu Dairy Co., Ltd.	109,000	304,712
#China Merchants Bank Co., Ltd.	75,400	192,899
China Merchants Holdings (International) Co., Ltd.	152,753	488,142
China Metal International Holdings, Ltd.	190,000	42,471
China Mobile, Ltd.	8,000	74,995
China Mobile, Ltd. Sponsored ADR	9,461	442,113
*China Molybdenum Co., Ltd.	189,000	155,434
China National Building Material Co., Ltd.	72,000	154,950
*China National Materials Co., Ltd.	49,000	38,831
China Oilfield Services, Ltd.	98,000	105,891
China Overseas Land & Investment, Ltd.	168,480	363,228
China Petroleum and Chemical Corp. (Sinopec) ADR	2,100	177,156
China Pharmaceutical Group, Ltd.	124,000	69,611
*China Power International Development, Ltd.	117,000	32,368
*China Power New Energy Development Co., Ltd.	280,000	18,061
*China Railway Construction Corp., Ltd.	86,500	114,438
*China Railway Group, Ltd.	65,000	51,090
China Resources Enterprise, Ltd.	172,000	577,149
China Resources Land, Ltd.	164,000	395,475
China Resources Power Holdings Co., Ltd.	68,000	141,217
China Shenhua Energy Co., Ltd.	32,500	145,594
China Shineway Pharmaceutical Group, Ltd.	25,000	35,179
#*China Shipping Container Lines Co., Ltd.	517,000	185,022
#China Shipping Development Co., Ltd.	130,000	183,773
*China Southern Airlines Co., Ltd. ADR	2,850	40,898
China State Construction International Holdings, Ltd.	112,000	45,009
*China Taiping Insurance Holdings Co., Ltd.	50,000	176,541
China Telecom Corp., Ltd. ADR	3,400	149,532
China Travel International Investment Hong Kong, Ltd.	218,000	44,501
China Unicom Hong Kong, Ltd. ADR	44,206	559,206
China Yurun Food Group, Ltd.	62,000	127,111
Chongqing Iron and Steel Co., Ltd.	196,000	71,887
*CIMC Enric Holdings, Ltd.	70,000	34,665
CITIC Pacific, Ltd.	185,000	475,588
*CITIC Resources Holdings, Ltd.	486,000	135,976
CNOOC, Ltd. ADR	1,800	268,092
CNPC Hong Kong, Ltd.	310,000	324,112
Comba Telecom Systems Holdings, Ltd.	99,000	101,207
COSCO International Holdings, Ltd.	78,000	32,899
COSCO Pacific, Ltd.	166,000	229,726
Coslight Technology International Group, Ltd.	40,000	79,784
#Country Garden Holdings Co.	451,000	172,923
Dalian Port (PDA) Co., Ltd.	40,000	14,518
Datang International Power Generation Co., Ltd.	186,000	86,916
Denway Motors, Ltd.	760,000	363,789
Digital China Holdings, Ltd.	70,000	71,702
Dongfang Electric Co., Ltd.	21,200	105,314
Dongfeng Motor Corp.	434,000	516,544
Fosun International, Ltd.	277,000	187,973
Franshion Properties China, Ltd.	438,000	121,916
#*FU JI Food & Catering Services	27,000	26,477
*Fushan International Energy Group, Ltd.	142,000	109,002
Geely Automobile Holdings, Ltd.	300,000	108,473
Global Bio-Chem Technology Group Co., Ltd.	96,000	23,489

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*GOME Electrical Appliances Holdings, Ltd.	492,060	$144,139
Great Wall Motor Co., Ltd.	107,000	120,177
Greentown China Holdings, Ltd.	117,000	169,176
Guangdong Investment, Ltd.	248,000	130,868
Guangshen Railway Co., Ltd. Sponsored ADR	3,900	78,195
Guangzhou Investment Co., Ltd.	366,000	97,618
Guangzhou R&F Properties Co., Ltd.	98,000	183,635
#Guangzhou Shipyard International Co., Ltd.	44,000	81,116
#*Haier Electronics Group Co., Ltd.	345,000	126,834
Harbin Power Equipment Co., Ltd.	68,000	63,168
Harbour Centre Development, Ltd.	14,000	11,341
Hengan International Group Co., Ltd.	25,000	160,930
#Hengdeli Holdings, Ltd.	390,000	126,987
*Hidili Industry International Development, Ltd.	157,000	161,059
HKC (Holdings), Ltd.	277,707	21,789
*Honghua Group, Ltd.	185,000	38,282
Hopewell Highway Infrastructure, Ltd.	58,300	35,189
Hopson Development Holdings, Ltd.	106,000	184,433
Huabao International Holdings, Ltd.	50,000	47,500
*Huadian Power International Corp.	92,000	25,549
Huaneng Power International, Inc. ADR	5,500	140,305
*Hunan Non-Ferrous Metal Corp., Ltd.	86,000	26,257
*Industrial & Commercial Bank of China, Ltd.	1,714,000	1,363,684
Intime Department Store Group Co., Ltd.	95,000	66,509
Jiangsu Express Co., Ltd.	108,000	95,768
Jiangxi Copper Co., Ltd.	103,000	233,372
Ju Teng International Holdings, Ltd.	136,000	107,693
Kingboard Chemical Holdings, Ltd.	75,000	301,868
Kingdee International Software Group Co., Ltd.	388,000	83,760
*Kingway Brewery Holdings, Ltd.	208,000	34,654
KWG Property Holding, Ltd.	104,500	74,832
#Lenovo Group, Ltd.	510,000	287,567
#Li Ning Co., Ltd.	42,000	114,216
Lianhua Supermarket Holdings Co., Ltd.	28,000	60,120
Lonking Holdings, Ltd.	84,000	48,384
Lung Kee (Bermuda) Holdings, Ltd.	40,000	20,384
#*Maanshan Iron & Steel Co., Ltd.	272,000	163,741
#Maoye International Holdings	174,000	46,031
#*Mingyuan Medicare Development Co., Ltd.	380,000	47,392
*Minmetals Resources, Ltd.	252,000	66,734
Minth Group, Ltd.	108,000	112,155
*Nan Hai Corp., Ltd.	5,150,000	73,035
NetDragon Websoft, Inc.	59,500	36,743
#*New World China Land, Ltd.	81,600	32,524
New World Department Store China, Ltd.	78,000	69,412
Nine Dragons Paper Holdings, Ltd.	197,000	280,698
Parkson Retail Group, Ltd.	63,500	102,804
PetroChina Co., Ltd. ADR	1,500	180,060
#*PICC Property & Casualty Co., Ltd.	330,000	243,481
Ping An Insurance (Group) Co. of China, Ltd.	18,500	162,015
Poly Hong Kong Investment, Ltd.	99,000	113,278
*PYI Corp., Ltd.	766,000	34,959
*Semiconductor Manufacturing International Corp.	2,115,000	104,666
Shanghai Electric Group Co., Ltd.	288,000	135,253
Shanghai Forte Land Co., Ltd.	234,000	71,291
Shanghai Industrial Holdings, Ltd.	80,000	375,820
Shenzhen Expressway Co., Ltd.	100,000	47,743
Shenzhen International Holdings, Ltd.	1,422,500	99,466
Shenzhen Investment, Ltd.	308,000	121,702
Shimao Property Holdings, Ltd.	219,500	408,292
Shougang Concord International Enterprises Co., Ltd.	564,000	97,112

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shui On Land, Ltd.	345,750	$209,573
Sichuan Expressway Co., Ltd.	204,000	88,161
Sino Biopharmaceutical, Ltd.	389,332	135,078
*Sino Union Petroleum & Chemical International, Ltd.	390,000	33,232
Sinofert Holdings, Ltd.	310,000	153,029
Sinolink Worldwide Holdings, Ltd.	544,000	104,356
Sino-Ocean Land Holdings, Ltd.	443,180	430,433
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	129,888
*Sinopec Yizheng Chemical Fibre Co., Ltd.	388,000	96,488
Sinotrans, Ltd.	93,000	24,376
*Sinotruk Hong Kong, Ltd.	94,500	112,366
*Soho China, Ltd.	278,500	149,657
#*SRE Group, Ltd.	58,000	6,608
Tencent Holdings, Ltd.	30,800	536,308
Tian An China Investments Co., Ltd.	36,000	22,011
#Tianjin Development Holdings, Ltd.	110,000	67,930
*Tianjin Port Development Holdings, Ltd.	214,000	79,387
Tingyi (Cayman Islands) Holding Corp.	32,000	71,400
*Tomson Group, Ltd.	94,000	42,473
TPV Technology, Ltd.	178,000	115,210
Travelsky Technology, Ltd.	55,000	46,936
Tsingtao Brewery Co., Ltd.	24,000	97,506
*Uni-President China Holdings, Ltd.	86,000	52,948
*United Energy Group, Ltd.	698,000	36,711
USI Holdings, Ltd.	140,000	46,653
Vinda International Holdings, Ltd.	100,000	64,228
*Wasion Group Holdings, Ltd.	84,000	69,854
Weichai Power Co., Ltd.	12,800	82,826
Weiqiao Textile Co., Ltd.	116,000	80,936
Xiamen International Port Co., Ltd.	330,000	61,293
Xinao Gas Holdings, Ltd.	62,000	132,863
Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	76,460
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	22,400	342,720
*Zhaojin Mining Industry Co., Ltd.	25,000	43,769
Zhejiang Expressway Co., Ltd.	126,000	107,328
Zijin Mining Group Co., Ltd.	178,000	172,293
#ZTE Corp.	20,280	112,762

TOTAL CHINA		31,041,897

CZECH REPUBLIC — (0.1%)
CEZ A.S.	2,290	112,769
Komercni Banka A.S.	1,146	224,732
Phillip Morris CR A.S.	100	48,075
Telefonica 02 Czech Republic A.S.	6,091	143,511
*Unipetrol A.S.	10,500	78,391

TOTAL CZECH REPUBLIC		607,478

DENMARK — (0.6%)
A.P. Moller - Maersk A.S.	44	300,434
*Aktieselskabet Roskilde Bank A.S.	787	54
Alk-Abello A.S.	554	47,037
*Alm. Brand A.S.	965	23,504
Auriga Industries A.S. Series B	2,100	35,456
*Bang & Olufsen Holdings A.S.	6,639	102,035
*Bavarian Nordic A.S.	1,600	63,585
Carlsberg A.S. Series B	2,938	205,982
Coloplast A.S.	382	31,191
D/S Norden A.S.	2,960	110,920
Danisco A.S.	4,007	249,888
*Danske Bank A.S.	21,606	496,216
*DFDS A.S.	210	14,420

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
#*DSV A.S.	16,611	$258,186
East Asiatic Co., Ltd. A.S.	1,100	39,740
FLSmidth & Co. A.S.	4,868	257,529
#*Genmab A.S.	1,927	50,333
#*GN Store Nord A.S.	30,363	170,474
*Greentech Energy Systems A.S.	1,150	5,716
H. Lundbeck A.S.	2,500	48,420
IC Companys A.S.	464	12,848
Jeudan A.S.	284	25,063
*Jyske Bank A.S.	5,547	207,037
*NeuroSearch A.S.	2,304	38,008
#*NKT Holding A.S.	3,550	201,429
*Nordjyske Bank A.S.	2,430	55,453
*Norresundby Bank A.S.	518	18,348
Novo-Nordisk A.S. Sponsored ADR	3,172	197,140
Novozymes A.S. Series B	1,001	91,564
*Parken Sport & Entertainment A.S.	80	7,815
Per Aarsleff A.S. Series B	329	35,251
*Ringkjoebing Landbobank A.S.	603	73,481
Rockwool International A.S.	760	64,281
*Royal Unibrew A.S.	200	5,818
Schouw & Co. A.S.	1,150	22,494
SimCorp A.S.	230	44,282
*Sjaelso Gruppen A.S.	2,150	6,297
Solar Holdings A.S. Series B	677	39,325
*Spar Nord Bank A.S.	4,504	54,055
*Sydbank A.S.	7,348	179,715
Thrane & Thrane A.S.	1,149	31,342
Tivoli A.S.	8	5,084
*TK Development A.S.	8,499	40,097
*Topdanmark A.S.	1,064	153,417
Torm A.S. ADR	1,400	14,840
Trygvesta A.S.	766	55,194
*Vestas Wind Systems A.S.	5,262	369,058
*William Demant Holding A.S.	1,009	71,744

TOTAL DENMARK		4,631,600

FINLAND — (1.1%)
Ahlstrom Oyj	1,611	22,099
Alma Media Oyj	3,037	30,295
Amer Sports Oyj Series A	13,102	114,752
Aspo Oyj	2,372	20,936
Atria P.L.C.	2,101	39,208
Cargotec Oyj Series B	5,752	123,198
Cramo Oyj	5,767	93,410
*Elektrobit Corp.	5,993	6,172
Elisa Oyj	8,247	159,713
*Finnair Oyj	6,467	36,772
*Finnlines Oyj	2,556	26,312
Fiskars Oyj Abp Series A	4,822	68,233
Fortum Oyj	11,955	282,961
HKScan Oyj Series A	4,588	59,497
Huhtamaki Oyj	9,316	125,922
KCI Konecranes Oyj	626	16,707
Kemira Oyj	7,481	118,622
Kesko Oyj	9,752	324,538
Kone Oyj Series B	4,035	150,650
Lassila & Tikanoja Oyj	2,267	50,695
#*Metso Corp. Oyj	12,903	360,312
Metso Corp. Oyj Sponsored ADR	200	5,630
*M-Real Oyj Series B	17,167	24,938

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Neste Oil Oyj	18,702	$330,782
Nokia Oyj	1,780	22,484
Nokia Oyj Sponsored ADR	25,880	326,347
Nokian Renkaat Oyj	7,620	162,596
Olvi Oyj Series A	494	17,669
Oriola-KD Oyj Series B	7,702	40,614
Orion Oyj Series A	4,470	85,384
Orion Oyj Series B	5,607	106,549
Outokumpu Oyj Series A	16,062	265,596
Outotec Oyj	1,629	51,523
#Pohjola Bank P.L.C.	23,752	263,939
Poyry Oyj	1,008	14,914
Raisio P.L.C.	16,371	61,144
*Ramirent Oyj	4,151	41,289
Rautaruukki Oyj Series K	9,334	190,265
Ruukki Group Oyj	27,736	88,902
Sampo Oyj	30,602	732,467
#Sanoma Oyj	10,565	195,030
Stockmann Oyj Abp Series A	937	25,576
Stockmann Oyj Abp Series B	3,874	99,241
Stora Enso Oyj Series R	74,977	567,500
Stora Enso Oyj Sponsored ADR	1,800	13,572
Tieto Oyj	8,284	165,447
#UPM-Kymmene Oyj	72,372	868,565
UPM-Kymmene Oyj Sponsored ADR	1,300	15,509
Uponor Oyj Series A	4,035	73,038
Vaisala Oyj Series A	958	34,063
Wartsila Corp. Oyj Series B	8,066	291,995
#Yit Oyj	14,981	289,335

TOTAL FINLAND		7,702,907

FRANCE — (5.9%)
Accor SA	3,516	168,381
Aeroports de Paris SA	1,723	130,784
#*Air France-KLM SA	20,257	310,578
Air Liquide SA	2,230	240,172
#*Alcatel-Lucent SA	149,720	560,693
*Alcatel-Lucent SA Sponsored ADR	10,700	39,483
Alstom SA	4,025	278,884
*ALTEN SA	1,402	35,172
*Altran Technologies SA	17,751	85,440
April Group SA	389	14,588
Arkema SA	3,479	132,810
Assystem SA	2,109	28,406
*Atari SA	4,013	47,467
*Atos Origin SA	9,680	453,185
AXA SA Sponsored ADR	62,400	1,547,520
Beneteau SA	6,084	95,189
bioMerieux SA	420	46,617
BNP Paribas SA	43,518	3,278,391
Boiron SA	1,642	67,647
Bonduelle SCA	182	20,865
*Bongrain SA	629	47,444
#Bourbon SA	4,861	202,164
Bouygues SA	11,334	533,743
*Bull SA	19,152	80,055
Canal Plus SA	6,412	51,150
#Capgemini SA	17,986	833,227
Carbone Lorraine SA	2,026	69,417
Carrefour SA	9,203	395,017
#Casino Guichard Perrachon SA	4,759	378,157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
CEGID Group SA	2,221	$51,660
Christian Dior SA	1,703	169,837
Cie Generale D’Optique Essilor Intenational SA	3,437	192,442
Ciments Francais SA	1,433	156,167
*Club Mediterranee SA	1,498	30,388
CNP Assurances SA	3,474	335,701
Compagnie de Saint-Gobain SA	21,557	1,050,467
*Compagnie Generale de Geophysique-Veritas SA	173	3,426
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	8,400	166,656
Compagnie Generale des Establissements Michelin SA Series B	13,933	1,032,115
Credit Agricole SA	44,961	861,235
Danone SA	3,712	222,996
Dassault Systemes SA	1,913	110,397
Dassault Systemes SA ADR	614	35,643
Delachaux SA	511	35,315
Derichebourg SA	19,759	97,010
#EDF Energies Nouvelles SA	1,744	93,094
Eiffage SA	3,070	167,238
Electricite de France SA	2,171	121,002
#Eramet SA	647	201,479
Esso S.A.F.	191	26,148
Establissements Maurel et Prom SA	11,601	233,220
Euler Hermes SA	4,126	327,550
*Euro Disney SCA	6,546	51,909
European Aeronautic Defence & Space Co. EADS NV	26,916	504,015
Eutelsat Communications SA	3,757	119,415
Fimalac SA	846	44,090
France Telecom SA	329	8,152
France Telecom SA Sponsored ADR	23,020	580,564
*GDF Suez SA	13,092	547,343
#*Gemalto NV	10,578	444,566
GFI Informatique SA	8,022	39,457
Gifi SA	765	50,821
GL Events SA	2,371	55,326
Groupe Danone SA	600	7,200
*Groupe Eurotunnel SA	23,188	229,225
Groupe Steria SCA	2,513	75,075
Guyenne et Gascogne SA	732	73,174
Haulotte Group SA	1,837	20,013
Havas SA	39,552	150,327
#Hermes International SA	896	124,603
Iliad SA	443	47,968
Imerys SA	5,014	274,829
*IMS International Metal Service SA	1,257	21,304
Ingenico SA	3,824	94,387
Ipsen SA	1,467	74,746
Ipsos SA	1,370	41,946
*JC Decaux SA	8,326	168,337
Korian SA	1,936	55,667
#Lafarge SA	15,620	1,267,872
Lafarge SA Sponsored ADR	1,300	26,390
Lagardere SCA	16,681	753,637
Laurent-Perrier SA	320	25,554
Legrand SA	7,517	203,912
Lisi SA	445	20,249
#L’Oreal SA	1,886	192,837
LVMH Moet Hennessy Louis Vuitton SA	3,079	318,834
M6 Metropole Television SA	5,638	135,803
*Manitou BF SA	1,145	16,632
Manutan International SA	734	40,064
#*Meetic SA	2,868	83,968

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Natixis SA	126,742	$711,978
Neopost SA	2,118	185,354
Nexans SA	3,429	242,137
Nexity SA	3,528	131,243
Norbert Dentressangle SA	163	11,247
*NRJ Group SA	4,409	41,768
Orpea SA	2,074	93,443
#PagesJaunes SA	11,583	141,926
Pernod-Ricard SA	7,752	645,796
*Peugeot SA	20,911	681,157
Pierre & Vacances SA	400	32,965
PPR SA	6,628	722,341
#Publicis Groupe SA	6,834	259,675
Publicis Groupe SA ADR	400	15,236
Rallye SA	742	25,192
*Recylex SA	1,922	24,684
Remy Cointreau SA	2,545	122,877
*Renault SA	13,954	624,452
*Rexel SA	20,503	273,605
*Rhodia SA	6,784	99,963
Rubis SA	1,158	106,313
*Sa des Ciments Vicat SA	1,404	116,486
Safran SA	22,547	363,745
Saft Groupe SA	1,369	71,080
Sanofi - Aventis SA	17,594	1,289,677
Sanofi - Aventis SA ADR	22,686	837,567
Schneider Electric SA	14,962	1,555,880
SCOR SE	22,640	576,208
SEB SA	2,824	157,179
Sechilienne SA	515	20,818
*SeLoger.com SA	888	31,099
SES SA	7,157	155,076
Societe BIC SA	3,399	235,904
Societe Generale Paris SA	27,595	1,832,854
Societe Television Francaise 1 SA	14,703	230,848
#Sodexo SA	2,674	152,703
#*Soitec SA	11,646	158,894
Somfy SA	147	34,608
Sopra Group SA	746	53,436
Sperian Protection SA	401	28,602
Stallergenes SA	820	69,237
Stef-TFE SA	523	31,545
STMicroelectronics NV	63,525	509,804
STMicroelectronics NV ADR	29,790	237,128
Sucriere de Pithiviers Le Vieil	19	17,582
Suez Environnement SA	5,676	126,135
Synergie SA	3,386	86,052
Technip SA	10,020	628,636
Technip SA ADR	400	25,340
Teleperformance SA	7,005	224,905
Thales SA	4,241	205,487
#*Theolia SA	8,678	49,257
#*THOMSON	38,546	53,374
Total SA	8,644	517,259
Total SA Sponsored ADR	18,700	1,123,309
Toupargel Groupe SA	334	8,502
*UbiSoft Entertainment SA	2,510	39,557
*Valeo SA	7,931	215,294
#Vallourec SA	1,564	246,250
Veolia Environnement SA ADR	7,500	244,650
Viel et Compagnie SA	12,255	58,654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Vilmorin & Cie SA	456	$49,952
Vinci SA	8,785	458,472
Virbac SA	447	42,062
Vivendi SA	44,640	1,238,418
Zodiac Aerospace SA	6,425	216,719

TOTAL FRANCE		42,703,639

GERMANY — (4.1%)
#*Aareal Bank AG	6,446	139,399
Adidas-Salomon AG	7,697	356,375
Aixtron AG	4,185	125,068
Allianz SE	11,378	1,303,354
Allianz SE Sponsored ADR	69,550	789,393
Augusta Technologie AG	3,720	50,945
#Aurubis AG	4,501	178,532
*Axel Springer AG	938	97,959
BASF AG	8,196	441,136
BASF AG Sponsored ADR	1,000	53,600
Bauer AG	386	15,300
Bayer AG	7,172	495,700
Bayer AG Sponsored ADR	200	13,840
Bayerische Motoren Werke AG	25,204	1,232,938
Bechtle AG	1,422	33,662
Beiersdorf AG	1,420	86,843
Bilfinger Berger AG	4,608	295,031
Carl Zeiss Meditec AG	1,128	16,711
#Celesio AG	10,021	247,708
*CENTROTEC Sustainable AG	2,715	34,241
Cewe Color Holding AG	458	15,611
Comdirect Bank AG	3,278	28,671
*Commerzbank AG	58,948	614,391
*CropEnergies AG	3,089	15,218
CTS Eventim AG	1,199	60,942
#Daimler AG (5529027)	6,417	310,044
Daimler AG (D1668R123)	25,800	1,244,334
Demag Cranes AG	2,535	86,775
#Deutsche Bank AG (5750355)	3,806	276,511
#Deutsche Bank AG (D18190898)	20,100	1,439,763
Deutsche Boerse AG	2,406	194,974
Deutsche Lufthansa AG	30,868	476,647
Deutsche Post AG	57,416	971,329
#*Deutsche Postbank AG	9,294	288,080
Deutsche Telekom AG	42,984	585,180
Deutsche Telekom AG Sponsored ADR	49,559	671,029
*Deutsche Wohnen AG	10,760	119,262
*Deutz AG	3,505	16,436
Douglas Holding AG	2,529	112,446
Duerr AG	2,774	60,649
DVB Bank SE	433	16,008
E.ON AG	52,403	2,002,180
E.ON AG Sponsored ADR	3,600	138,240
ElreingKlinger AG	4,474	88,312
*Evotec AG	35,662	104,883
Fielmann AG	537	39,645
#Fraport AG	5,583	262,856
*Freenet AG	8,001	105,299
Fresenius Medical Care AG & Co. KGaA ADR	2,100	101,556
Fresenius SE (4352097)	686	34,175
Fresenius SE (4568946)	1,392	80,868
Fuchs Petrolub AG	579	43,762
GEA Group AG	14,371	271,613

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Generali Deutschland Holding AG	3,141	$295,485
Gerresheimer AG	3,158	91,793
GFK SE	1,219	38,260
Gildemeister AG	5,832	79,650
Grenkeleasing AG	1,850	72,432
#*Hannover Rueckversicherung AG	6,821	309,311
*Heidelberger Druckmaschinen AG	10,864	79,823
Heidelberger Zement AG	3,664	218,354
Henkel AG & Co. KGaA	4,418	170,720
Hochtief AG	4,338	324,455
Indus Holding AG	1,129	19,360
*Infineon Technologies AG	61,111	276,077
*Infineon Technologies AG ADR	55,013	245,908
#*IVG Immobilien AG	15,031	134,356
*Jenoptik AG	3,500	18,796
K&S AG	3,118	170,201
*Kloeckner & Co. SE	4,144	90,007
Kontron AG	3,991	47,491
Krones AG	1,375	68,503
*Kuka AG	1,075	15,407
KWS Saat AG	271	45,076
Lanxess AG	11,046	347,249
Leoni AG	3,492	70,921
Linde AG	6,481	673,745
#MAN SE	9,748	793,681
*Manz Automation AG	532	36,589
*Medigene AG	5,234	31,540
Medion AG	2,347	24,611
Merck KGaA	1,439	135,469
Metro AG	3,728	205,494
MLP AG	2,298	25,258
*Morphosys AG	1,401	36,504
MTU Aero Engines Holding AG	3,208	145,304
Munchener Rueckversicherungs-Gesellschaft AG	8,352	1,321,394
MVV Energie AG	979	44,294
*Nordex AG	351	5,749
Pfeiffer Vacuum Technology AG	447	33,306
*Pfleiderer AG	3,051	30,766
*PNE Wind AG	5,028	13,173
Porsche Automobil Holding SE	6,958	532,232
Praktiker Bau-und Heimwerkermaerkte Holding AG	8,813	107,172
Puma AG Rudolf Dassler Sport	494	151,196
#*Q-Cells SE	494	8,167
*QIAGEN NV	7,185	149,209
*QSC AG	23,436	55,788
Rheinmetall AG	3,088	167,678
Rhoen-Klinikum AG	7,510	181,458
*Roth & Rau AG	1,536	51,697
RWE AG	3,317	289,969
*Salzgitter AG	5,295	476,488
SAP AG Sponsored ADR	6,000	271,620
*SGL Carbon SE	2,174	82,234
Siemens AG	821	73,926
Siemens AG Sponsored ADR	9,500	855,190
#*Singulus Technologies AG	3,514	11,221
Sixt AG	1,860	50,922
*Sky Deutschland AG	31,751	130,936
Software AG	1,050	93,608
*Solar Millennium AG	1,871	58,790
#Solarworld AG	4,236	91,926
Stada Arzneimittel AG	5,789	155,825

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Suedzucker AG	6,619	$136,818
#Symrise AG	8,140	147,112
Takkt AG	897	9,898
#ThyssenKrupp AG	26,367	847,388
Tognum AG	2,199	33,608
#*TUI AG	23,987	166,136
*United Internet AG	6,740	87,362
*Versatel AG	1,678	13,023
Vossloh AG	380	37,444
Wacker Chemie AG	616	88,177
Wacker Neuson SE	3,050	36,257
Wincor Nixdorf AG	1,491	87,199
Wirecard AG	5,551	71,069

TOTAL GERMANY		29,480,679

GREECE — (0.9%)
*Agricultural Bank of Greece S.A.	33,348	94,523
Alapis Holdings Industrial & Commercial S.A.	72,057	60,851
*Alpha Bank A.E.	47,708	919,810
*Anek Lines S.A.	15,471	18,523
*Attica Bank S.A.	23,070	69,291
Bank of Greece S.A.	1,841	139,199
Coca-Cola Hellenic Bottling Co. S.A.	126	3,284
Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	359,625
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	7,552	23,833
*EFG Eurobank Ergasias S.A.	41,663	659,960
Ellaktor S.A.	14,109	120,864
*Emporiki Bank of Greece S.A.	1,191	8,632
EYDAP Athens Water Supply & Sewage Co. S.A.	2,890	24,582
*Forthnet S.A.	39,875	88,963
Fourlis Holdings S.A.	1,365	22,677
Frigoglass S.A.	7,802	104,889
GEK Terna S.A.	2,300	22,020
*Geniki Bank S.A.	69,600	98,191
Hellenic Exchanges S.A.	2,561	36,426
Hellenic Petroleum S.A.	17,587	213,179
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	136,944
Heracles General Cement Co. S.A.	444	4,004
Iaso S.A.	3,671	22,446
Marfin Investment Group S.A.	84,031	334,814
Metka S.A.	2,003	31,216
Michaniki S.A.	7,913	19,090
Motor Oil (Hellas) Corinth Refineries S.A.	1,840	32,417
Mytilineos Holdings S.A.	11,980	102,994
*National Bank of Greece S.A.	3,297	120,539
National Bank of Greece S.A. ADR	129,983	944,976
OPAP S.A.	3,478	88,532
*Piraeus Bank S.A.	49,175	847,811
Piraeus Port Authority S.A.	2,736	66,311
*Proton Bank S.A.	2,550	7,182
*Public Power Corp. S.A.	7,236	147,593
S&B Industrial Minerals S.A.	2,600	20,054
*Sidenor Steel Products Manufacturing Co. S.A.	3,000	25,540
Teletypos S.A. Mega Channel S.A.	636	4,258
Titan Cement Co. S.A.	7,464	257,968
*TT Hellenic Postbank S.A.	16,940	120,310
Viohalco S.A.	11,493	80,350

TOTAL GREECE		6,504,671

HONG KONG — (1.7%)
AAC Acoustic Technologies Holdings, Inc.	54,000	67,739

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Allied Properties, Ltd.	150,000	$24,161
Asia Satellite Telecommunications Holdings, Ltd.	39,000	57,729
ASM Pacific Technology, Ltd.	7,400	57,529
*Associated International Hotels, Ltd.	20,000	43,223
Bank of East Asia, Ltd.	80,268	281,569
BOC Hong Kong (Holdings), Ltd.	55,000	126,326
C C Land Holdings, Ltd.	152,000	82,497
Cafe de Coral Holdings, Ltd.	24,000	51,889
*Cathay Pacific Airways, Ltd.	97,000	157,166
Cheung Kong Holdings, Ltd.	54,000	688,746
Cheung Kong Infrastructure Holdings, Ltd.	14,000	49,509
China Communications Construction Co., Ltd.	194,000	208,810
*China WindPower Group, Ltd.	1,450,000	163,807
Chong Hing Bank, Ltd.	28,000	54,311
Chow Sang Sang Holdings, Ltd.	48,000	47,559
CLP Holdings, Ltd.	21,500	143,817
*Dah Sing Banking Group, Ltd.	26,000	36,114
*Dah Sing Financial Holdings, Ltd.	22,800	128,722
Daphne International Holdings, Ltd.	204,000	154,178
Esprit Holdings, Ltd.	15,400	102,614
#First Pacific Co., Ltd.	192,000	112,891
*Foxconn International Holdings, Ltd.	217,000	190,586
Fubon Bank Hong Kong, Ltd.	76,000	34,003
#*Galaxy Entertainment Group, Ltd.	564,000	239,064
Giordano International, Ltd.	98,000	24,293
Glorious Sun Enterprises, Ltd.	170,000	53,142
*Goldin Properties Holdings, Ltd.	42,000	16,447
Great Eagle Holdings, Ltd.	34,924	91,235
Hang Lung Group, Ltd.	44,000	222,787
Hang Lung Properties, Ltd.	37,000	139,596
Hang Seng Bank, Ltd.	5,800	81,790
Henderson Land Development Co., Ltd.	51,000	360,877
*HKR International, Ltd.	186,400	77,915
Hong Kong & China Gas Co., Ltd.	21,000	50,900
Hong Kong & Shanghai Hotels, Ltd.	52,000	74,419
Hong Kong Electric Holdings, Ltd.	17,000	90,695
Hong Kong Exchanges & Clearing, Ltd.	8,400	147,650
Hopewell Holdings, Ltd.	70,500	224,029
Hutchison Harbour Ring, Ltd.	440,000	32,200
Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,000	30,823
*Hutchison Telecommunications International, Ltd.	179,000	35,852
Hutchison Whampoa, Ltd.	82,000	575,549
Industrial & Commercial Bank of China (Asia), Ltd.	67,008	155,651
*Johnson Electric Holdings, Ltd.	324,500	141,284
K Wah International Holdings, Ltd.	88,000	29,948
Kerry Properties, Ltd.	64,500	360,856
Kingboard Laminates Holdings, Ltd.	217,000	150,934
Kowloon Development Co., Ltd.	26,000	27,710
Lee & Man Paper Manufacturing, Ltd.	78,400	155,011
Li & Fung, Ltd.	32,000	134,300
Lifestyle International Holdings, Ltd.	29,000	46,677
Meadville Holdings, Ltd.	168,000	46,081
#*Melco International Development, Ltd.	161,000	87,808
Midland Holdings, Ltd.	60,000	51,375
Miramar Hotel & Investment Co., Ltd.	9,000	9,866
#*Mongolia Energy Corp., Ltd.	260,000	110,580
MTR Corp., Ltd.	37,147	132,041
*Neo-Neon Holdings, Ltd.	96,000	62,198
New World Development Co., Ltd.	173,284	372,546
*Next Media, Ltd.	290,000	36,894
NWS Holdings, Ltd.	94,141	178,038

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Pacific Andes International Holdings, Ltd.	689,947	$115,170
Pacific Basin Shipping, Ltd.	179,000	131,770
*Pacific Century Premium Developments, Ltd.	243,000	65,525
PCCW, Ltd.	67,000	16,456
Ports Design, Ltd.	15,000	40,328
Public Financial Holdings, Ltd.	72,000	37,169
Regal Hotels International Holdings, Ltd.	172,000	64,299
#*Rexlot Holdings, Ltd.	1,100,000	96,768
Road King Infrastructure, Ltd.	71,000	57,275
Samson Holding, Ltd.	191,000	31,292
*Shanghai Zendai Property, Ltd.	1,505,000	62,400
Shangri-La Asia, Ltd.	158,000	302,296
#Shun Tak Holdings, Ltd.	180,000	121,083
Singamas Container Holdings, Ltd.	424,000	80,468
Sino Land Co., Ltd.	118,000	225,923
Sinotrans Shipping, Ltd.	199,000	89,371
Smartone Telecommunications Holdings, Ltd.	52,000	39,814
Stella International Holdings, Ltd.	36,500	69,614
Sun Hung Kai & Co., Ltd.	49,000	38,354
Sun Hung Kai Properties, Ltd.	42,000	634,195
*Superb Summit International Timber Co., Ltd.	500,000	15,483
Tai Cheung Holdings, Ltd.	94,000	52,192
*TCC International Holdings, Ltd.	160,000	64,591
Techtronic Industries Co., Ltd.	142,000	113,889
Television Broadcasts, Ltd.	9,000	42,418
Texwinca Holdings, Ltd.	24,000	20,332
Transport International Holdings, Ltd.	27,600	78,026
Truly International Holdings, Ltd.	56,000	57,693
*United Laboratories, Ltd. (The)	102,000	46,300
Vitasoy International Holdings, Ltd.	80,000	48,443
Vtech Holdings, Ltd.	7,000	58,340
Wharf Holdings, Ltd.	85,000	460,876
Wheelock & Co., Ltd.	59,000	190,305
Wheelock Properties, Ltd.	125,000	86,731
Wing Hang Bank, Ltd.	11,000	106,649
Wing On Co. International, Ltd.	32,000	42,379
#Xinyi Glass Holding Co., Ltd.	50,000	39,475
*Yip’s Chemical Holdings, Ltd.	96,000	66,572
Yue Yuen Industrial (Holdings), Ltd.	23,500	65,334
*Zhuzhou CSR Times Electric Co., Ltd.	24,000	43,494

TOTAL HONG KONG		11,943,648

HUNGARY — (0.2%)
Egis Gyogyszergyar NYRT	445	46,912
*FHB Mortgage Bank NYRT	6,244	41,003
Magyar Telekom Telecommunications P.L.C.	1,876	8,088
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	102,720
*MOL Hungarian Oil & Gas NYRT	3,708	309,782
#*OTP Bank NYRT	16,257	457,139
*Pannonplast NYRT	10,773	44,471
#Richter Gedeon NYRT	1,239	258,036

TOTAL HUNGARY		1,268,151

INDIA — (2.0%)
Aban Offshore, Ltd.	770	20,597
*ACC, Ltd.	7,831	123,294
Adani Enterprises, Ltd.	6,662	100,498
Aditya Birla Nuvo, Ltd.	4,026	66,890
Allahabad Bank, Ltd.	40,781	102,515
Alok Industries, Ltd.	90,000	36,399
Ambuja Cements, Ltd.	81,727	153,096

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Amtek Auto, Ltd.	10,557	$38,671
Apollo Hospitals Enterprise, Ltd.	4,661	52,463
Ashok Leyland, Ltd.	54,551	51,921
Asian Paints, Ltd.	1,564	54,064
Aurobindo Pharma, Ltd.	11,573	182,619
Axis Bank, Ltd.	13,737	261,644
Bajaj Auto, Ltd.	1,783	52,604
Bajaj Hindusthan, Ltd.	26,733	110,313
Bajaj Holdings & Investment, Ltd.	4,907	50,384
Balrampur Chini Mills, Ltd.	21,074	66,010
*Bank of Baroda	7,801	87,575
*Bank of India, Ltd.	11,246	78,805
BEML, Ltd.	2,355	46,160
Bharat Electronics, Ltd.	1,436	43,563
Bharat Forge, Ltd.	7,097	37,148
Bharat Heavy Electricals, Ltd.	2,047	95,703
Bharat Petroleum Corp, Ltd.	3,844	41,597
Bharti Airtel, Ltd.	10,642	65,626
Bhushan Steel & Strips, Ltd.	3,077	74,781
Biocon, Ltd.	8,934	46,435
Bosch, Ltd.	584	52,245
Britannia Industries, Ltd.	250	8,713
Cadila Healthcare, Ltd.	5,484	65,295
*Cairn India, Ltd.	18,573	102,878
*Canara Bank, Ltd.	8,780	63,053
Century Textiles & Industries, Ltd.	2,887	26,845
CESC, Ltd.	5,246	41,034
Chambal Fertilizers & Chemicals, Ltd.	26,495	26,356
Cipla, Ltd.	7,837	47,563
Colgate-Palmolive (India), Ltd.	3,054	45,265
Corporation Bank	9,596	86,006
Cummins India, Ltd.	4,800	37,934
Dabur India, Ltd.	15,424	49,420
*Dish TV (India), Ltd.	44,632	32,540
Divi’s Laboratories, Ltd.	2,878	32,254
DLF, Ltd.	8,054	62,591
Dr. Reddy’s Laboratories, Ltd. ADR	11,410	247,939
EIH, Ltd.	13,193	34,187
*Essar Oil, Ltd.	19,984	56,054
Exide Industries, Ltd.	31,311	64,812
Federal Bank, Ltd.	19,315	97,175
Financial Technologies (India), Ltd.	5,078	125,823
GAIL India, Ltd.	13,688	100,587
*Gammon India, Ltd.	10,776	51,924
GlaxoSmithKline Pharmaceuticals, Ltd.	1,552	51,896
Glenmark Pharmaceuticals, Ltd.	6,078	28,693
*GMR Infrastructure, Ltd.	58,488	75,431
Grasim Industries, Ltd.	5,183	238,531
Great Eastern Shipping Co., Ltd.	13,008	65,598
Great Offshore, Ltd.	5,975	64,932
GTL, Ltd.	10,152	71,601
*Gujarat State Petronet, Ltd.	28,545	48,676
*GVK Power & Infrastructure, Ltd.	38,764	36,067
HCL Infosystems, Ltd.	22,200	71,827
HCL Technologies, Ltd.	17,304	110,818
HDFC Bank, Ltd.	7,101	241,918
HDFC Bank, Ltd. ADR	400	44,244
Hero Honda Motors, Ltd. Series B	2,207	72,897
Hindalco Industries, Ltd.	51,778	132,414
Hindustan Construction Co., Ltd.	19,765	52,037
Hindustan Unilever, Ltd.	7,107	42,409

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
ICICI Bank, Ltd.	9,160	$151,039
ICICI Bank, Ltd. Sponsored ADR	13,043	410,202
IDBI Bank, Ltd.	42,786	102,554
*Idea Cellular, Ltd.	20,651	22,573
India Cements, Ltd.	31,135	72,277
Indiabulls Financial Services, Ltd.	18,260	64,010
*Indiabulls Real Estate, Ltd.	29,827	155,840
Indian Hotels Co., Ltd.	57,658	89,571
Indian Overseas Bank	27,161	57,853
IndusInd Bank, Ltd.	51,899	127,187
Infosys Technologies, Ltd.	5,251	243,771
Infrastructure Development Finance Co., Ltd.	92,073	284,131
IRB Infrastructure Developers, Ltd.	12,168	59,264
ITC, Ltd.	9,705	52,328
IVRCL Infrastructures & Projects, Ltd.	16,971	123,605
Jain Irrigation Systems, Ltd.	5,900	95,580
Jaiprakash Associates, Ltd.	59,560	262,226
*Jet Airways (India), Ltd.	3,135	24,902
Jindal Saw, Ltd.	5,313	77,605
Jindal Steel & Power, Ltd.	7,578	101,903
JSW Steel, Ltd.	15,143	239,960
Jubilant Organosys, Ltd.	5,040	24,885
Karnataka Bank, Ltd.	18,000	49,419
Kotak Mahindra Bank, Ltd.	7,964	119,036
KS Oils, Ltd.	47,190	63,443
*Lanco Infratech, Ltd.	13,852	141,921
Larsen & Toubro, Ltd.	3,980	131,304
LIC Housing Finance, Ltd.	8,455	132,185
Lupin, Ltd.	2,460	63,745
*Madras Cements, Ltd.	15,000	33,942
Mahanagar Telephone Nigam, Ltd.	21,492	31,201
Maharashtra Seamless, Ltd.	6,338	43,785
*Mahindra & Mahindra Financial Services, Ltd.	7,688	40,640
Mahindra & Mahindra, Ltd.	21,500	416,022
Mangalore Refinery & Petrochemicals, Ltd.	28,382	44,419
Maruti Suzuki India, Ltd.	5,785	170,928
*MAX India, Ltd.	8,840	33,090
Mercator Lines, Ltd.	25,374	25,590
MphasiS, Ltd.	7,290	103,764
Mundra Port & Special Economic Zone, Ltd.	3,044	32,078
Nagarjuna Construction Co., Ltd.	31,522	97,457
National Aluminium Co., Ltd.	11,919	90,496
*Oracle Financial Services Software, Ltd.	2,009	89,766
Oriental Bank of Commerce	9,651	48,798
Pantaloon Retail India, Ltd.	8,932	58,835
Patni Computer Systems, Ltd. ADR	3,800	73,150
Petronet LNG, Ltd.	34,000	46,305
Piramal Healthcare, Ltd.	5,363	43,311
Power Finance Corp., Ltd.	15,699	73,103
PTC India, Ltd.	36,592	78,119
Punj Lloyd, Ltd.	14,527	61,676
*Ranbaxy Laboratories, Ltd.	5,919	48,754
Reliance Capital, Ltd.	10,110	158,105
Reliance Communications, Ltd.	28,225	104,094
Reliance Energy, Ltd.	1,686	37,381
*Reliance Industries, Ltd.	19,659	795,408
*Reliance Natural Resources, Ltd.	24,709	33,119
*Reliance Power, Ltd.	32,220	94,055
Rolta India, Ltd.	21,070	76,536
*S.Kumars Nationwide, Ltd.	39,329	34,670
Sesa Goa, Ltd.	34,032	215,050

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Shipping Corp. Of India, Ltd.	15,227	$41,791
Shriram Transport Finance Co., Ltd.	5,674	47,066
Siemens India, Ltd.	8,842	95,559
State Bank of India, Ltd.	2,175	100,354
Sterling Biotech, Ltd.	11,381	21,742
Sterlite Industries (India), Ltd. ADR	2,900	45,733
Sterlite Industries (India), Ltd. Series A	8,711	140,865
Sun Pharmaceuticals Industries, Ltd.	1,419	41,382
Sun TV Network, Ltd.	7,669	50,739
*Suzlon Energy, Ltd.	42,169	58,950
Syndicate Bank	33,071	60,314
Tata Chemicals, Ltd.	4,649	25,723
Tata Communications, Ltd. ADR	2,000	30,460
Tata Consultancy Services, Ltd.	4,166	55,202
Tata Motors, Ltd.	27,150	320,118
Tata Motors, Ltd. Sponsored ADR.	2,000	22,760
Tata Power Co., Ltd.	1,615	45,549
Tata Steel, Ltd.	17,338	171,378
Tata Tea, Ltd.	5,453	99,010
*Tata Teleservices Maharashtra, Ltd.	58,119	32,453
*Tech Mahindra, Ltd.	3,035	59,365
Titan Industries, Ltd.	1,616	42,645
Torrent Power, Ltd.	10,757	63,934
Union Bank of India, Ltd.	13,224	72,942
United Phosphorus, Ltd.	26,764	81,166
United Spirits, Ltd.	1,255	28,262
Videocon Industries, Ltd.	10,107	47,173
Voltas, Ltd.	27,567	91,501
Welspun-Gujarat Stahl Rohren, Ltd.	15,250	81,855
Wipro, Ltd.	9,143	116,864
*Yes Bank, Ltd.	13,958	69,027
Zee Entertainment Enterprises, Ltd.	20,176	97,858
Zydus Wellness, Ltd.	1,462	5,265

TOTAL INDIA		14,392,828

INDONESIA — (0.4%)
PT Aneka Tambang Tbk	255,500	59,376
PT Astra Agro Lestari Tbk	39,000	86,579
PT Astra International Tbk	96,500	310,469
*PT Bakrie & Brothers Tbk	124,000	1,259
*PT Bakrieland Development Tbk	2,932,500	82,346
PT Bank Central Asia Tbk	256,000	120,551
PT Bank Danamon Indonesia Tbk	367,823	171,592
PT Bank Mandiri Persero Tbk	160,500	77,017
*PT Bank Pan Indonesia Tbk	454,500	36,490
PT Bank Rakyat Indonesia Tbk	87,500	63,674
PT Berlian Laju Tanker Tbk	257,333	18,804
PT Bumi Resources Tbk	668,000	160,813
*PT Central Proteinaprima Tbk	4,938,500	33,996
*PT Ciputra Development Tbk	754,538	48,775
*PT Energi Mega Persada Tbk	366,500	10,598
*PT Global Mediacom Tbk	250,000	5,660
PT Gudang Garam Tbk	53,500	78,700
*PT Holcim Indonesia Tbk	325,000	54,038
PT Indocement Tunggal Prakarsa Tbk	66,000	75,152
PT Indofood Sukses Makmur Tbk	702,000	221,859
PT Indosat Tbk ADR	87	2,306
*PT International Nickel Indonesia Tbk	266,500	110,440
PT Jasa Marga Tbk	489,000	90,198
PT Kalbe Farma Tbk	426,000	53,427
*PT Lippo Karawaci Tbk	771,000	52,154

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Matahari Putra Prima Tbk	520,000	$47,963
PT Medco Energi International Tbk	325,000	90,832
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	129,500	103,255
PT Summarecon Agung Tbk	1,565,500	93,284
PT Telekomunikasi Indonesia Tbk	7,000	6,028
PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	67,820
PT Timah Tbk	380,500	75,987
PT Unilever Indonesia Tbk	34,000	35,560
PT United Tractors Tbk	186,500	285,951

TOTAL INDONESIA		2,832,953

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	17,870	14,988
*Allied Irish Banks P.L.C. Sponsored ADR	3,300	18,447
*Anglo Irish Bank Corp. P.L.C.	114,377	36,526
*Bank of Ireland P.L.C. Sponsored ADR	2,000	20,580
C&C Group P.L.C.	25,788	95,150
CRH P.L.C.	30,259	741,975
CRH P.L.C. Sponsored ADR	12,929	319,734
DCC P.L.C.	8,795	231,588
*Dragon Oil P.L.C.	25,939	176,654
*Elan Corp. P.L.C.	9,558	50,090
*Elan Corp. P.L.C. Sponsored ADR	37,910	206,610
FBD Holdings P.L.C.	2,743	27,202
Glanbia P.L.C.	707	2,828
Grafton Group P.L.C.	17,363	86,647
Greencore Group P.L.C.	9,367	21,219
*Independent News & Media P.L.C.	5,872	1,732
Irish Continental Group P.L.C.	203	3,852
*Kenmare Resources P.L.C.	7,500	2,768
Kerry Group P.L.C.	13,692	405,804
*Kingspan Group P.L.C.	16,868	142,566
Paddy Power P.L.C.	1,476	47,220
Smurfit Kappa Group P.L.C.	19,760	153,770
United Drug P.L.C.	27,066	89,193

TOTAL IRELAND		2,897,143

ISRAEL — (0.5%)
*Africa-Israel Investments, Ltd.	3,860	48,825
*Alvarion, Ltd.	4,944	19,874
*Bank Hapoalim B.M.	94,527	345,094
*Bank Leumi Le-Israel B.M.	66,127	258,258
Bezeq Israeli Telecommunication Corp., Ltd.	26,282	58,654
*Clal Industries, Ltd.	10,044	51,240
*Clal Insurance Enterprise Holdings, Ltd.	2,034	43,059
Delek Automotive Systems, Ltd.	7,070	80,301
Elbit Systems, Ltd.	926	56,103
Elbit Systems, Ltd. ADR	900	54,459
Electra (Israel), Ltd.	470	43,267
*Electra Real Estate, Ltd.	2,021	19,795
*First International Bank of Israel, Ltd. (6123804)	26,222	73,905
*First International Bank of Israel, Ltd. (6123815)	6,100	88,375
*Frutarom Industries, Ltd.	5,610	45,398
*Harel Insurance Investments & Finances, Ltd.	2,057	97,368
*Hot Telecommunications Systems	7,045	72,414
Israel Chemicals, Ltd.	6,240	72,886
*Israel Discount Bank, Ltd.	19,793	37,783
Ituran Location & Control, Ltd.	5,755	70,693
Makhteshim-Agan Industries, Ltd.	19,248	89,963
*Menorah Mivtachim Holdings, Ltd.	6,823	78,226
*Migdal Insurance & Financial Holdings, Ltd.	58,646	91,918

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Mizrahi Tefahot Bank, Ltd.	15,377	$124,972
*NICE Systems, Ltd. Sponsored ADR	10,340	320,230
*Oil Refineries, Ltd.	178,646	98,117
Ormat Industries, Ltd.	8,353	72,817
Osem Investment, Ltd.	3,323	43,108
Partner Communications Co., Ltd.	2,606	49,412
Partner Communications Co., Ltd. ADR	1,600	30,160
Paz Oil Co., Ltd.	608	94,701
*Retalix, Ltd.	3,337	36,597
Strauss Group, Ltd.	4,340	56,254
Super-Sol, Ltd. Series B	17,098	80,915
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	14,970	755,686

TOTAL ISRAEL		3,660,827

ITALY — (2.2%)
A2A SpA	77,801	143,424
ACEA SpA	8,786	102,780
Acegas-APS SpA	5,746	35,260
*Amplifon SpA	34,754	135,030
Ansaldo STS SpA	2,693	51,538
Ascopiave SpA	6,261	15,168
Assicurazioni Generali SpA	10,046	252,951
Astaldi SpA	4,627	43,154
Atlantia SpA	5,072	119,935
*Autogrill SpA	8,470	95,250
Azimut Holding SpA	10,365	125,057
Banca Carige SpA	95,637	269,604
Banca Generali SpA	10,206	117,571
*Banca Intermobiliare SpA	6,306	33,497
Banca Monte Dei Paschi di Siena SpA	171,050	325,011
Banca Piccolo Credito Valtellinese Scarl SpA	27,998	257,298
Banca Popolare dell’Etruria e del Lazio Scarl	10,296	67,119
Banca Popolare di Milano Scarl	54,263	403,736
Banco di Desio e della Brianza SpA	4,095	27,085
*Banco Popolare Scarl	79,977	694,772
Benetton Group SpA	9,444	91,315
Brembo SpA	4,107	31,025
#Bulgari SpA	17,144	140,286
Buzzi Unicem SpA	10,407	174,599
*C.I.R. SpA - Compagnie Industriali Riunite	54,679	123,033
Caltagirone Editore SpA	4,600	13,730
Cementir SpA	1,653	7,522
Credito Artigiano SpA	18,471	50,108
Credito Bergamasco SpA	1,348	51,160
*Credito Emiliano SpA	12,577	82,032
Danieli & Co. SpA	1,730	43,438
Davide Campari - Milano SpA	18,053	172,269
DiaSorin SpA	2,217	81,152
*Digital Multimedia Technologies SpA	2,344	49,940
Enel SpA	81,141	482,814
Eni SpA	36,261	898,068
Eni SpA Sponsored ADR	6,880	341,110
ERG SpA	8,111	119,720
Esprinet SpA	7,586	76,011
*Eurotech SpA	11,463	50,243
*Fastweb SpA	1,492	42,467
#*Fiat SpA	25,735	383,136
Finmeccanica SpA	18,053	302,938
#Fondiaria - SAI SpA	9,809	178,777
*Gemina SpA	86,140	72,584
Geox SpA	5,423	41,517

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Gewiss SpA	10,473	$46,569
*Gruppo Coin SpA	6,187	36,839
Hera SpA	62,720	138,680
*Immsi SpA	33,361	44,733
Impregilo SpA	25,731	87,873
*Indesit Co. SpA	2,959	33,539
*Interpump Group SpA	7,347	44,837
*Intesa Sanpaolo SpA	219,407	923,370
*Intesa Sanpaolo SpA Sponsored ADR	200	5,060
Iride SpA	16,801	30,996
#Italcementi SpA	12,971	186,707
*Italmobiliare SpA	1,543	74,118
Lottomatica SpA	5,293	112,778
*Luxottica Group SpA	1,046	25,462
*Luxottica Group SpA Sponsored ADR	2,300	56,120
Mediaset SpA	31,475	204,388
Mediobanca SpA	32,877	419,359
Mediolanum SpA	8,499	53,938
Milano Assicurazioni SpA	33,627	110,644
*Mondadori (Arnoldo) Editore SpA	13,802	63,329
Parmalat SpA	239,349	663,359
Piaggio & C. SpA	18,418	46,809
*Pirelli & Co. Real Estate SpA	35,222	27,903
*Pirelli & Co. SpA	350,616	197,002
*Premafin Finanziaria SpA	13,262	21,709
Prysmian SpA	7,222	126,984
Recordati SpA	5,186	40,234
*Safilo Group SpA	28,832	22,011
Saipem SpA	1,757	51,840
Saras SpA	28,397	92,205
*Snai SpA	15,775	73,446
Snam Rete Gas SpA	26,979	130,854
Societa Iniziative Autostradali e Servizi SpA	6,224	55,095
*Societe Cattolica di Assicurazoni Scrl SpA	5,529	177,272
Sol SpA	11,034	65,635
*Sorin SpA	26,362	47,994
*Telecom Italia Media SpA	351,766	61,541
Telecom Italia SpA Sponsored ADR	40,196	637,509
Tenaris SA ADR	1,800	64,116
Terna SpA	62,234	246,744
Tod’s SpA	719	49,567
*UniCredito SpA	486,410	1,629,574
Unione di Banche Italiane ScpA	60,807	868,559
*Unipol Gruppo Finanziario SpA	88,492	128,305
Vittoria Assicurazioni SpA	3,672	20,786

TOTAL ITALY		15,662,626

JAPAN — (14.2%)
77 Bank, Ltd. (The)	52,000	299,261
Accordia Golf Co., Ltd.	74	68,711
Achilles Corp.	26,000	37,319
Adeka Corp.	11,700	107,233
Aderans Holdings Co., Ltd.	2,600	32,198
Advantest Corp. ADR	3,900	86,229
#*AEON Co., Ltd.	31,500	280,962
Aeon Delight Co., Ltd.	1,500	22,998
Aeon Fantasy Co., Ltd.	4,600	60,805
Aica Kogyo Co., Ltd.	4,500	43,051
Aichi Bank, Ltd. (The)	1,200	100,618
Aichi Machine Industry Co., Ltd.	19,000	56,143
Aichi Steel Corp.	9,000	43,079

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Aida Engineering, Ltd.	11,900	$35,555
Aiphone Co., Ltd.	2,500	44,413
Air Water, Inc.	6,000	70,721
Aisin Seiki Co., Ltd.	15,700	399,182
Ajinomoto Co., Inc.	30,000	281,569
#*Akebono Brake Industry Co., Ltd.	7,100	55,264
Akita Bank, Ltd. (The)	32,000	124,911
Alfresa Holdings Corp.	3,200	138,353
All Nippon Airways Co., Ltd.	11,000	30,692
Aloka Co., Ltd.	4,600	36,753
*Alpen Co., Ltd.	2,300	42,397
#*Alpine Electronics, Inc.	3,800	37,349
*Alps Electric Co., Ltd.	24,200	151,048
Alps Logistics Co., Ltd.	2,200	21,051
Amada Co., Ltd.	46,000	281,419
Amano Corp.	10,400	89,518
#*Anritsu Corp.	21,000	73,812
#AOC Holdings, Inc.	3,200	21,414
AOKI Holdings, Inc.	4,000	39,061
Aomori Bank, Ltd. (The)	10,000	28,231
Aoyama Trading Co., Ltd.	9,100	145,831
#*Aozora Bank, Ltd.	101,000	119,418
Arakawa Chemical Industries, Ltd.	3,900	48,219
Arcs Co., Ltd.	2,600	38,195
Ariake Japan Co., Ltd.	1,700	26,512
As One Corp.	2,100	38,754
Asahi Breweries, Ltd.	5,200	91,929
Asahi Diamond Industrial Co., Ltd.	6,000	42,286
Asahi Glass Co., Ltd.	52,000	438,091
Asahi Holdings, Inc.	3,100	52,513
Asahi Kasei Corp.	72,000	356,768
Asahi Organic Chemicals Industry Co., Ltd.	15,000	37,766
*Asahi Tec Corp.	736,000	217,902
Asatsu-DK, Inc.	3,500	69,023
#Asics Corp.	5,000	44,569
ASKA Pharmaceutical Co., Ltd.	6,000	52,527
Astellas Pharma, Inc.	2,800	103,107
Atsugi Co., Ltd.	29,000	36,499
Autobacs Seven Co., Ltd.	5,300	178,749
Avex Group Holdings, Inc.	4,700	42,496
Awa Bank, Ltd. (The)	17,000	88,570
Bando Chemical Industries, Ltd.	16,000	45,129
Bank of Iwate, Ltd. (The)	2,200	130,347
Bank of Kyoto, Ltd. (The)	17,000	154,264
Bank of Nagoya, Ltd. (The)	23,000	90,848
Bank of Okinawa, Ltd. (The)	2,600	89,653
Bank of Saga, Ltd. (The)	12,000	40,841
Bank of the Ryukyus, Ltd.	4,600	49,479
Bank of Yokohama, Ltd.	47,000	230,791
Benesse Holdings, Inc.	1,200	52,912
Best Denki Co., Ltd.	13,000	57,241
Bridgestone Corp.	6,800	112,137
Brother Industries, Ltd.	33,600	382,557
Bunka Shutter Co., Ltd.	10,000	34,507
*Calsonic Kansei Corp.	28,000	75,717
Canon Electronics, Inc.	2,800	55,663
Canon Marketing Japan, Inc.	8,400	136,092
Canon, Inc. Sponsored ADR	6,560	247,050
Capcom Co., Ltd.	1,600	26,892
#Casio Computer Co., Ltd.	29,700	217,936
Cawachi, Ltd.	1,800	37,345

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Cedyna Financial Corp.	12,400	$24,490
#Central Glass Co., Ltd.	24,000	96,669
Central Japan Railway Co.	11	73,285
Century Tokyo Leasing Corp.	4,600	51,387
Chiba Bank, Ltd. (The)	46,000	283,677
*Chiba Kogyo Bank, Ltd. (The)	3,000	26,295
Chiyoda Co., Ltd.	2,300	27,404
Chiyoda Corp.	18,000	130,971
Chofu Seisakusho Co., Ltd.	3,300	65,233
Chubu Electric Power Co., Ltd.	5,600	125,026
Chudenko Corp.	3,900	57,706
Chuetsu Pulp & Paper Co., Ltd.	20,000	39,543
Chugai Pharmaceutical Co., Ltd.	2,500	48,908
Chugai Ro Co., Ltd.	14,000	39,299
Chugoku Bank, Ltd. (The)	10,000	135,030
#Chugoku Electric Power Co., Ltd. (The)	2,900	58,689
Chugoku Marine Paints, Ltd.	5,000	35,069
Chukyo Bank, Ltd. (The)	15,000	41,142
Chuo Mitsui Trust Holdings, Inc.	61,000	222,767
Chuo Spring Co., Ltd.	4,000	11,472
Circle K Sunkus Co., Ltd.	5,400	74,127
Citizen Holdings Co., Ltd.	37,900	213,256
CKD Corp.	11,200	83,301
*CMK Corp.	11,500	81,542
Coca-Cola Central Japan Co., Ltd.	3,500	46,897
#Coca-Cola West Co., Ltd.	6,900	128,170
Commuture Corp.	4,000	24,191
Comsys Holdings Corp.	16,000	158,132
Corona Corp.	2,600	34,822
Cosel Co., Ltd.	4,000	44,936
Cosmo Oil Co., Ltd.	79,000	207,523
Credit Saison Co., Ltd.	20,000	223,580
*CSK Holdings Corp.	7,500	28,232
#Culture Convenience Club Co., Ltd.	4,600	28,315
Dai Nippon Printing Co., Ltd.	38,000	476,117
#Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	62,362
Daicel Chemical Industries, Ltd.	40,000	241,549
Dai-Dan Co., Ltd.	9,000	46,164
Daido Metal Co., Ltd.	10,000	26,891
Daido Steel Co., Ltd.	49,000	166,776
Daidoh, Ltd.	4,000	28,129
#*Daiei, Inc. (The)	9,250	34,265
Daifuku Co., Ltd.	11,500	71,212
Daihatsu Motor Co., Ltd.	8,000	81,842
Daihen Corp.	9,000	31,360
#*Daiichi Chuo Kisen Kaisha	24,000	57,328
Daiichi Sankyo Co., Ltd.	4,600	89,865
Daiken Corp.	20,000	44,819
Daikin Industries, Ltd.	2,700	91,518
*Daikyo, Inc.	36,000	89,227
Daimei Telecom Engineering Corp.	4,000	33,684
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	50,463
*Dainippon Screen Manufacturing Co., Ltd.	20,000	85,006
Daio Paper Corp.	7,000	58,701
#*Daisan Bank, Ltd. (The)	12,000	28,913
Daiseki Co., Ltd.	1,800	35,372
Daishi Bank, Ltd. (The)	42,000	152,997
Daiso Co., Ltd.	15,000	42,400
Daito Trust Construction Co., Ltd.	1,700	70,663
Daiwa House Industry Co., Ltd.	31,000	331,190
Daiwa Securities Co., Ltd.	50,000	263,166

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Daiwabo Holdings Co., Ltd.	14,000	$54,582
DCM Japan Holdings Co., Ltd.	11,400	73,729
Denki Kagaku Kogyo Kabushiki Kaisha	59,000	216,458
Denki Kogyo Co., Ltd.	7,000	33,524
Denso Corp.	18,800	513,677
#Dentsu, Inc.	11,300	242,092
Denyo Co., Ltd.	5,400	39,695
Descente, Ltd.	11,000	53,193
DIC Corp.	74,000	121,115
Disco Corp.	2,700	148,941
Don Quijote Co., Ltd.	2,200	58,794
Doshisha Co., Ltd.	3,000	56,283
Doutor Nichires Holdings Co., Ltd.	3,100	44,866
Dowa Holdings Co., Ltd.	24,000	140,119
DTS Corp.	3,900	33,519
*Duskin Co., Ltd.	6,900	124,373
DyDo Drinco, Inc.	1,600	48,855
eAccess, Ltd.	64	44,887
East Japan Railway Co.	2,200	140,885
*Ebara Corp.	53,000	232,853
Edion Corp.	6,200	50,076
Ehime Bank, Ltd. (The)	11,000	29,924
Eighteenth Bank, Ltd. (The)	27,000	74,506
Eisai Co., Ltd.	2,100	74,572
Eizo Nanao Corp.	2,100	49,864
Electric Power Development Co., Ltd.	3,000	92,499
*Elpida Memory, Inc.	4,900	64,019
Enplas Corp.	1,300	22,156
ESPEC Corp.	5,900	36,980
Exedy Corp.	2,200	45,236
Ezaki Glico Co., Ltd.	9,000	98,138
FamilyMart Co., Ltd.	1,400	41,701
Fancl Corp.	2,900	51,753
Fanuc, Ltd.	1,300	107,980
Fast Retailing Co., Ltd.	200	32,919
#*FDK Corp.	21,000	33,047
Foster Electric Co., Ltd.	4,700	120,323
France Bed Holdings Co., Ltd.	27,000	41,892
Fuji Co., Ltd.	2,400	47,721
*Fuji Electric Holdings Co., Ltd.	64,000	118,927
*Fuji Fire & Marine Insurance Co., Ltd. (The)	16,000	18,318
*Fuji Heavy Industries, Ltd.	76,000	296,992
Fuji Oil Co., Ltd.	4,400	66,423
Fuji Soft, Inc.	2,500	43,246
Fujicco Co., Ltd.	4,000	43,953
FUJIFILM Holdings Corp.	17,900	508,884
Fujikura, Ltd.	53,000	255,545
Fujitec Co., Ltd.	8,000	41,870
Fujitsu Frontech, Ltd.	5,600	46,840
Fujitsu, Ltd.	40,500	238,496
Fukui Bank, Ltd. (The)	27,000	89,610
Fukuoka Financial Group, Inc.	56,000	204,758
#Fukuyama Transporting Co., Ltd.	22,000	114,388
#Funai Electric Co., Ltd.	2,700	125,973
Furukawa Co., Ltd.	19,000	25,155
Furukawa Electric Co., Ltd.	33,000	125,152
Furukawa-Sky Aluminum Corp.	18,000	26,791
Fuso Pharmaceutical Industries, Ltd.	13,000	40,392
Futaba Corp.	2,500	38,706
#*Futaba Industrial Co., Ltd.	2,400	12,562
Fuyo General Lease Co., Ltd.	1,300	28,725

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
GEO Co., Ltd.	57	$59,193
Glory, Ltd.	9,000	198,036
#GMO Internet, Inc.	7,900	36,099
Godo Steel, Ltd.	13,000	25,225
Goldcrest Co., Ltd.	3,510	106,546
#GS Yuasa Corp.	18,000	155,038
Gunma Bank, Ltd. (The)	29,000	151,084
Gunze, Ltd.	29,000	114,235
#H2O Retailing Corp.	19,000	115,478
Hachijuni Bank, Ltd. (The)	28,000	165,651
Hakuhodo Dy Holdings, Inc.	2,630	132,097
Hakuto Co., Ltd.	5,400	48,432
Hamamatsu Photonics K.K.	4,200	104,632
Hankyu Hanshin Holdings, Inc.	21,000	93,550
Hanwa Co., Ltd.	25,000	87,303
Happinet Corp.	2,500	34,694
Harashin Narus Holdings Co., Ltd.	900	9,921
*Haseko Corp.	21,000	16,119
Heiwa Corp.	3,000	29,369
Heiwa Real Estate Co., Ltd.	14,500	47,511
Heiwado Co., Ltd.	5,400	70,701
Hibiya Engineering, Ltd.	6,000	51,419
Higashi-Nippon Bank, Ltd.	18,000	38,844
Higo Bank, Ltd. (The)	28,000	165,749
Hikari Tsushin, Inc.	4,000	75,042
*Hino Motors, Ltd.	45,000	166,354
Hirose Electric Co., Ltd.	600	61,845
Hiroshima Bank, Ltd. (The)	55,000	211,047
HIS Co., Ltd.	2,400	51,582
HISAKA WORKS, LTD	5,000	52,319
Hisamitsu Pharmaceutical Co., Inc.	1,000	34,379
Hitachi Cable, Ltd.	33,000	87,889
Hitachi Chemical Co., Ltd.	14,800	293,820
#Hitachi Construction Machinery Co., Ltd.	10,900	254,037
Hitachi High-Technologies Corp.	10,000	165,638
Hitachi Koki Co., Ltd.	9,000	99,623
Hitachi Kokusai Electric, Inc.	10,000	77,270
Hitachi Medical Corp.	6,000	57,850
Hitachi Metals, Ltd.	22,000	209,895
Hitachi Transport System, Ltd.	3,900	51,156
#*Hitachi Zosen Corp.	82,000	106,803
*Hitachi, Ltd. Sponsored ADR	14,780	474,881
Hogy Medical Co., Ltd.	600	32,251
Hokkaido Electric Power Co., Inc.	2,900	55,836
Hokkaido Gas Co., Ltd.	7,000	19,533
Hokkan Holdings, Ltd.	15,000	38,233
Hokkoku Bank, Ltd. (The)	37,000	145,194
Hokuetsu Bank, Ltd. (The)	16,000	26,874
#Hokuetsu Kishu Paper Co., Ltd.	17,000	87,920
Hokuhoku Financial Group, Inc.	70,000	151,687
Hokuriku Electric Power Co., Inc.	3,800	86,635
Honda Motor Co., Ltd.	300	9,266
Honda Motor Co., Ltd. Sponsored ADR	21,900	678,243
#Horiba, Ltd.	1,500	36,272
#Hosiden Corp.	7,900	95,668
House Foods Corp.	8,100	128,978
Hoya Corp.	5,800	127,642
Hyakugo Bank, Ltd. (The)	30,000	143,468
Hyakujishi Bank, Ltd. (The)	35,000	144,238
Ibiden Co., Ltd.	11,000	393,828
IBJ Leasing Co., Ltd.	2,000	34,231

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ichiyoshi Securities Co., Ltd.	4,100	$30,550
Icom, Inc.	2,100	50,712
Idec Corp.	4,000	30,420
Idemitsu Kosan Co., Ltd.	2,600	190,666
*IHI Corp.	163,000	310,844
Iino Kaiun Kaisha, Ltd.	4,700	20,885
Imperial Hotel, Ltd.	550	11,059
Inaba Denki Sangyo Co., Ltd.	1,400	33,204
Inaba Seisakusho Co., Ltd.	3,700	37,639
Inabata & Co., Ltd.	12,900	48,880
Inageya Co., Ltd.	2,000	20,804
Ines Corp.	8,100	61,033
INPEX Corp.	8	65,331
*Iseki & Co., Ltd.	18,000	67,393
Isetan Mitsukoshi Holdings, Ltd.	29,200	279,848
*Ishihara Sangyo Kaisha, Ltd.	22,000	17,906
#*Isuzu Motors, Ltd.	135,000	285,438
ITO EN, LTD.	1,700	28,592
Itochu Corp.	95,000	600,475
Itochu Enex Co., Ltd.	9,100	46,721
#Itochu Techno-Solutions Corp.	1,900	52,228
Itochu-Shokuhin Co., Ltd.	300	10,214
Itoham Foods, Inc.	21,000	83,010
Iwatani International Corp.	11,000	32,925
Iyo Bank, Ltd. (The)	17,000	153,292
Izumi Co., Ltd.	2,800	33,774
Izumiya Co., Ltd.	7,000	36,100
#*J Front Retailing Co., Ltd.	72,000	341,289
*Japan Airlines System Corp.	18,000	23,312
Japan Airport Terminal Co., Ltd.	9,100	127,122
Japan Aviation Electronics Industry, Ltd.	5,000	30,531
Japan Cash Machine Co., Ltd.	4,900	39,221
Japan Digital Laboratory Co., Ltd.	4,100	50,776
Japan Petroleum Exploration Co., Ltd.	1,900	94,867
Japan Pulp & Paper Co., Ltd.	13,000	49,564
Japan Steel Works, Ltd. (The)	1,000	11,028
Japan Tobacco, Inc.	37	103,804
Japan Transcity Corp.	6,000	17,668
Japan Vilene Co., Ltd.	10,000	53,233
Japan Wool Textile Co., Ltd. (The)	5,000	33,387
Jeol, Ltd.	3,000	12,053
JFE Holdings, Inc.	5,100	166,131
JFE Shoji Holdings, Inc.	24,000	86,836
JGC Corp.	2,000	38,231
J-Oil Mills, Inc.	9,000	30,735
#Joshin Denki Co., Ltd.	5,000	34,956
Joyo Bank, Ltd. (The)	39,000	171,571
JS Group Corp.	19,600	319,882
JSP Corp.	6,600	63,101
JSR Corp.	17,400	339,359
JTEKT Corp.	21,900	231,348
*Juki Corp.	31,000	32,393
Juroku Bank, Ltd.	43,000	153,839
*JVC Kenwood Holdings, Inc.	36,000	17,162
Kadokawa Holdings, Inc.	1,400	33,220
Kaga Electronics Co., Ltd.	3,900	39,146
Kagawa Bank, Ltd. (The)	8,000	28,857
Kagome Co., Ltd.	2,800	53,264
Kagoshima Bank, Ltd. (The)	24,000	177,227
Kajima Corp.	51,000	119,405
#Kakaku.com, Inc.	11	40,224

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kaken Pharmaceutical Co., Ltd.	5,000	$45,243
Kameda Seika Co., Ltd.	2,100	39,095
Kamei Corp.	7,000	36,403
#Kamigumi Co., Ltd.	33,000	247,883
Kanagawa Chuo Kotsu Co., Ltd.	7,000	40,208
Kandenko Co., Ltd.	13,000	80,179
Kaneka Corp.	37,000	240,876
*Kanematsu Corp.	23,000	18,910
Kanematsu Electronics, Ltd.	2,400	21,617
Kansai Electric Power Co., Inc.	6,400	138,283
Kansai Paint Co., Ltd.	26,000	220,006
Kanto Auto Works, Ltd.	6,300	59,881
Kanto Denka Kogyo Co., Ltd.	12,000	97,731
Kanto Natural Gas Development Co., Ltd.	6,000	36,326
*Kanto Tsukuba Bank, Ltd. (The)	11,500	38,360
Kao Corp.	3,000	66,822
Kasumi Co., Ltd.	8,000	39,742
#Katakura Industries Co., Ltd.	4,000	43,094
Kato Sangyo Co., Ltd.	3,600	62,131
Kato Works Co., Ltd.	15,000	29,138
Kawasaki Heavy Industries, Ltd.	58,000	144,930
#*Kawasaki Kisen Kaisha, Ltd.	54,000	196,761
#*Kayaba Industry Co., Ltd.	21,000	60,691
KDDI Corp.	28	148,610
Keihan Electric Railway Co., Ltd.	10,000	42,100
Keihin Corp.	3,300	50,125
#Keihin Electric Express Railway Co., Ltd.	7,000	55,722
Keio Corp.	10,000	62,966
Keisei Electric Railway Co., Ltd.	16,000	89,965
Keiyo Bank, Ltd. (The)	36,000	173,021
Keiyo Co., Ltd.	6,000	29,135
#*Kenedix, Inc.	34	12,921
#Key Coffee, Inc.	2,800	49,360
Keyence Corp.	220	43,675
#Kikkoman Corp.	11,000	127,312
Kinden Corp.	20,000	162,430
#Kintetsu Corp.	25,000	88,908
#Kintetsu World Express, Inc.	1,600	37,189
Kirin Holdings Co., Ltd.	16,000	261,169
Kisoji Co., Ltd.	2,100	45,887
Kissei Pharmaceutical Co., Ltd.	2,000	44,504
Kita-Nippon Bank, Ltd. (The)	1,300	39,195
Kitz Corp.	11,000	56,893
Kiyo Holdings, Inc.	73,000	87,474
Koa Corp.	7,200	58,163
Kobayashi Pharmaceutical Co., Ltd.	1,400	60,253
*Kobe Steel, Ltd.	195,000	354,373
Kohnan Shoji Co., Ltd.	2,900	35,215
#Koito Manufacturing Co., Ltd.	18,000	258,036
Kokuyo Co., Ltd.	11,200	97,767
Komatsu Seiren Co., Ltd.	9,000	35,294
Komatsu, Ltd.	8,900	173,505
Komeri Co., Ltd.	3,600	99,500
Komori Corp.	9,700	114,735
Konami Corp. ADR	1,900	35,226
Konica Minolta Holdings, Inc.	24,000	225,449
Konishi Co., Ltd.	4,800	45,849
Kose Corp.	1,800	39,379
#K’s Holdings Corp.	2,400	77,778
Kubota Corp. Sponsored ADR	4,000	153,640
Kumiai Chemical Industry Co., Ltd.	14,000	49,062

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kurabo Industries, Ltd.	16,000	$27,613
Kuraray Co., Ltd.	28,000	289,055
#Kureha Corp.	9,000	48,546
Kurita Water Industries, Ltd.	2,000	61,168
Kuroda Electric Co., Ltd.	2,200	31,804
Kyocera Corp.	100	8,388
Kyocera Corp. Sponsored ADR	5,000	417,350
Kyodo Printing Co., Ltd.	17,000	48,822
Kyorin Co., Ltd.	4,000	63,973
Kyoritsu Maintenance Co., Ltd.	2,400	39,459
Kyosan Electric Manufacturing Co., Ltd.	11,000	50,857
Kyowa Exeo Corp.	10,000	91,589
Kyowa Hakko Kirin Co., Ltd.	15,000	173,385
Kyudenko Corp.	8,000	48,008
Kyushu Electric Power Co., Inc.	3,100	63,296
Lawson, Inc.	200	8,941
Leopalace21 Corp.	12,600	68,180
Life Corp.	1,300	22,795
Lintec Corp.	6,700	118,634
Lion Corp.	10,000	49,864
Mabuchi Motor Co., Ltd.	3,700	177,054
Macnica, Inc.	2,900	46,035
Maeda Corp.	22,000	60,501
Maeda Road Construction Co., Ltd.	11,000	89,662
Maezawa Kyuso Industries Co., Ltd.	2,600	37,939
*Makino Milling Machine Co., Ltd.	12,000	46,900
Makita Corp.	4,500	149,130
#Makita Corp. Sponsored ADR	5,012	169,355
Mandom Corp.	1,300	33,900
Marubeni Corp.	115,000	568,971
Marudai Food Co., Ltd.	17,000	56,074
Maruetsu, Inc. (The)	7,000	32,314
Maruha Nichiro Holdings, Inc.	53,000	77,748
#Marui Group Co., Ltd.	40,600	233,224
Maruichi Steel Tube, Ltd.	1,900	35,456
Marusan Securities Co., Ltd.	6,100	36,240
Maruzen Showa Unyu Co., Ltd.	13,000	44,105
Maspro Denkoh Corp.	4,400	41,838
Matsui Securities Co., Ltd.	2,800	20,153
Matsumotokiyoshi Holdings Co., Ltd.	300	6,887
#*Matsuya Co., Ltd.	2,000	19,097
Matsuya Foods Co., Ltd.	3,000	43,013
Max Co., Ltd.	2,000	20,552
Maxvalu Tokai Co., Ltd.	1,600	18,716
Mazda Motor Corp.	112,000	252,769
Medipal Holdings Corp.	10,600	148,028
*Megmilk Snow Brand Co., Ltd.	2,200	43,382
#Meidensha Corp.	13,000	65,138
*Meiji Holdings Co., Ltd.	4,987	203,116
Meitec Corp.	1,500	25,288
Meito Sangyo Co., Ltd.	1,100	15,437
Mercian Corp.	21,000	49,337
Michinoku Bank, Ltd. (The)	18,000	40,741
Mikuni Coca-Cola Bottling Co., Ltd.	4,200	35,408
Mimasu Semiconductor Industry Co., Ltd.	4,300	55,828
*Minato Bank, Ltd. (The)	21,000	26,417
Minebea Co., Ltd.	49,000	205,377
Ministop Co., Ltd.	1,800	25,159
Miraca Holdings, Inc.	2,600	84,085
Misumi Group, Inc.	2,500	42,666
*Mito Securities Co., Ltd.	13,000	28,927

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi Chemical Holdings Corp.	96,500	$358,343
Mitsubishi Corp.	54,500	1,155,419
*Mitsubishi Electric Corp.	21,000	159,745
Mitsubishi Estate Co., Ltd.	6,000	90,629
*Mitsubishi Gas Chemical Co., Inc.	46,000	212,182
Mitsubishi Heavy Industries, Ltd.	88,000	311,175
Mitsubishi Logistics Corp.	12,000	130,559
#*Mitsubishi Materials Corp.	106,000	279,511
#*Mitsubishi Motors Corp.	67,000	99,115
Mitsubishi Paper Mills, Ltd.	29,000	37,332
Mitsubishi Pencil Co., Ltd.	3,400	40,823
Mitsubishi Rayon Co., Ltd.	74,000	255,614
*Mitsubishi Steel Manufacturing Co., Ltd.	9,000	17,624
Mitsubishi Tanabe Pharma Corp.	10,000	127,668
Mitsubishi UFJ Financial Group, Inc. ADR	151,264	803,212
Mitsuboshi Belting, Ltd.	7,000	26,459
Mitsui & Co., Ltd.	15,000	196,994
*Mitsui & Co., Ltd. Sponsored ADR	2,651	692,733
#Mitsui Chemicals, Inc.	77,000	264,443
#Mitsui Engineering & Shipbuilding Co., Ltd.	83,000	214,916
Mitsui Fudosan Co., Ltd.	5,000	80,900
Mitsui Home Co., Ltd.	9,000	49,675
Mitsui Knowledge Industry Co., Ltd.	221	37,133
*Mitsui Mining & Smelting Co., Ltd.	77,000	198,411
*Mitsui O.S.K. Lines, Ltd.	53,000	307,744
Mitsui Sugar Co., Ltd.	11,000	39,018
Mitsui Sumitomo Insurance Group Holdings, Inc.	13,800	321,237
Mitsui-Soko Co., Ltd.	15,000	52,031
Mitsumi Electric Co., Ltd.	8,500	171,464
Mitsuuroko Co., Ltd.	3,800	27,011
Miura Co., Ltd.	1,700	47,474
Miyazaki Bank, Ltd. (The)	10,000	45,670
Mizuho Financial Group, Inc.	206,000	406,321
*Mizuho Investors Securities Co., Ltd.	72,000	73,465
Mizuho Securities Co., Ltd.	87,000	300,247
*Mizuho Trust & Banking Co., Ltd.	40,000	38,115
Mizuno Corp.	7,000	32,269
Mochida Pharmaceutical Co., Ltd.	4,000	41,287
Modec, Inc.	1,300	25,832
Monex Group, Inc.	50	19,778
Mori Seiki Co., Ltd.	9,900	107,048
Morinaga & Co., Ltd.	8,000	17,023
Morinaga Milk Industry Co., Ltd.	26,000	121,309
Morita Holdings Corp.	9,000	46,387
#Mos Food Services, Inc.	3,200	52,798
Moshi Moshi Hotline, Inc.	2,100	38,156
MR Max Corp.	8,300	39,546
Murata Manufacturing Co., Ltd.	6,600	322,025
Musashino Bank, Ltd.	3,900	111,474
#Nabtesco Corp.	17,000	195,721
Nachi-Fujikoshi Corp.	10,000	22,155
Nagano Bank, Ltd. (The)	15,000	31,435
Nagase & Co., Ltd.	15,000	182,444
Nagoya Railroad Co., Ltd.	24,000	72,893
#Nakayama Steel Works, Ltd.	11,000	16,747
Namco Bandai Holdings, Inc.	20,500	209,609
#Nankai Electric Railway Co., Ltd.	10,000	43,847
Nanto Bank, Ltd. (The)	27,000	146,555
*NEC Corp.	117,000	332,555
*NEC Electronics Corp.	5,400	40,047
NEC Fielding, Ltd.	2,500	36,809

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NEC Mobiling, Ltd.	2,800	$76,293
NEC Networks & System Integration Corp.	1,200	14,581
Net One Systems Co., Ltd.	26	34,085
Neturen Co., Ltd.	4,600	32,541
NGK Insulators, Ltd.	11,000	246,730
#NGK Spark Plug Co., Ltd.	21,000	238,000
NHK Spring Co., Ltd.	27,000	210,815
*Nice Holdings, Inc.	16,000	34,007
*Nichias Corp.	18,000	65,032
Nichicon Corp.	9,800	97,967
Nichii Gakkan Co.	8,600	85,298
Nichirei Corp.	24,000	89,145
Nidec Corp.	700	58,801
Nidec Corp. ADR	4,317	90,571
Nidec Sankyo Corp.	6,000	45,591
Nifco, Inc.	1,800	36,836
Nihon Dempa Kogyo Co., Ltd.	1,000	18,635
Nihon Kohden Corp.	2,300	38,498
Nihon Parkerizing Co., Ltd.	3,000	35,567
Nihon Unisys, Ltd.	10,400	88,630
Nikkiso Co., Ltd.	4,000	30,217
Nikon Corp.	1,000	18,638
Nintendo Co., Ltd.	600	150,495
Nippo Corp.	7,000	54,000
Nippon Beet Sugar Manufacturing Co., Ltd.	21,000	53,808
Nippon Carbon Co., Ltd.	14,000	47,755
Nippon Ceramic Co., Ltd.	3,800	51,370
Nippon Chemical Industrial Co., Ltd.	16,000	37,660
*Nippon Chemi-Con Corp.	18,000	66,604
Nippon Denko Co., Ltd.	3,000	21,341
Nippon Densetsu Kogyo Co., Ltd.	7,000	58,820
Nippon Electric Glass Co., Ltd.	38,000	409,178
Nippon Express Co., Ltd.	59,000	241,585
Nippon Flour Mills Co., Ltd.	10,000	50,815
Nippon Gas Co., Ltd.	3,600	62,382
Nippon Kayaku Co., Ltd.	25,000	223,655
Nippon Koei Co., Ltd.	18,000	57,558
Nippon Konpo Unyu Soko Co., Ltd.	9,000	97,761
*Nippon Light Metal Co., Ltd.	32,000	28,171
#Nippon Meat Packers, Inc.	23,000	269,671
#Nippon Metal Industry Co., Ltd.	12,000	21,471
Nippon Mining Holdings, Inc.	83,478	372,413
Nippon Oil Corp.	77,000	379,437
#Nippon Paint Co., Ltd.	23,000	138,056
Nippon Paper Group, Inc.	6,900	183,109
Nippon Road Co., Ltd. (The)	23,000	49,166
Nippon Seiki Co., Ltd.	2,000	21,003
Nippon Sheet Glass Co., Ltd.	83,000	244,570
Nippon Shinyaku Co., Ltd.	7,000	96,821
#Nippon Shokubai Co., Ltd.	15,000	126,071
Nippon Signal Co., Ltd.	8,500	76,871
Nippon Soda Co., Ltd.	12,000	48,309
Nippon Steel Corp.	46,000	175,491
Nippon Suisan Kaisha, Ltd.	35,300	101,168
Nippon Synthetic Chemical Industry Co., Ltd. (The)	15,000	110,166
Nippon Telegraph & Telephone Corp. ADR	9,340	191,844
Nippon Thompson Co., Ltd.	6,000	31,469
Nippon Valqua Industries, Ltd.	16,000	31,456
Nippon Yakin Kogyo Co., Ltd.	15,000	72,786
*Nippon Yusen K.K.	58,000	214,097
Nipro Corp.	6,000	129,528

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nishimatsu Construction Co., Ltd.	20,000	$30,412
Nishimatsuya Chain Co., Ltd.	4,200	42,065
Nishi-Nippon Bank, Ltd.	92,000	227,592
Nishi-Nippon Railroad Co., Ltd.	15,000	57,020
Nissan Chemical Industries, Ltd.	4,000	51,552
*Nissan Motor Co., Ltd.	87,500	633,163
Nissan Shatai Co., Ltd.	14,000	118,009
Nissei Corp.	2,900	19,966
Nissha Printing Co., Ltd.	1,100	52,187
Nisshin Oillio Group, Ltd. (The)	18,000	94,852
Nisshin Seifun Group, Inc.	3,500	46,689
Nisshin Steel Co., Ltd.	110,000	183,574
Nisshinbo Holdings, Inc.	22,000	216,229
Nissin Corp.	17,000	38,832
#Nissin Electric Co., Ltd.	13,000	72,344
Nissin Foods Holdings Co., Ltd.	1,600	56,461
Nissin Kogyo Co., Ltd.	6,600	98,215
Nitori Co., Ltd.	400	32,530
Nitta Corp.	1,600	23,345
Nittetsu Mining Co., Ltd.	13,000	69,637
Nitto Boseki Co., Ltd.	19,000	34,321
Nitto Denko Corp.	13,000	392,597
Nitto Electric Works, Ltd.	5,100	50,839
Nitto Kohki Co., Ltd.	2,500	51,843
NOF Corp.	25,000	113,388
NOK Corp.	18,400	244,136
Nomura Holdings, Inc.	29,900	210,742
#Nomura Holdings, Inc. ADR	24,100	169,182
Nomura Real Estate Holdings, Inc.	4,600	73,232
#Nomura Research Institute, Ltd.	1,800	38,923
Noritake Co., Ltd.	10,000	29,210
Noritsu Koki Co., Ltd.	5,600	47,174
#NS Solutions Corp.	3,400	62,206
#NSD Co., Ltd.	3,000	30,590
NSK, Ltd.	54,000	313,727
NTN Corp.	60,000	226,556
#NTT Data Corp.	13	37,406
NTT DoCoMo, Inc.	42	60,911
NTT DoCoMo, Inc. Sponsored ADR	7,000	100,870
Obayashi Corp.	39,000	147,273
Obic Co., Ltd.	240	40,581
Odakyu Electric Railway Co., Ltd.	10,000	81,458
Ogaki Kyoritsu Bank, Ltd. (The)	33,000	113,057
Oiles Corp.	2,520	41,345
Oita Bank, Ltd. (The)	17,000	69,046
Oji Paper Co., Ltd.	29,000	126,201
Okabe Co., Ltd.	9,000	31,895
Okamoto Industries, Inc.	13,000	49,378
Okamura Corp.	6,000	29,492
Okasan Securities Group, Inc.	22,000	103,969
*Oki Electric Industry Co., Ltd.	30,000	27,065
Okinawa Electric Power Co., Ltd.	1,500	80,787
OKUMA Corp.	15,000	72,732
Okumura Corp.	15,000	52,255
Okuwa Co., Ltd.	3,000	33,460
Olympus Corp.	3,000	93,640
Omron Corp.	13,400	224,333
Ono Pharmaceutical Co., Ltd.	1,100	52,105
Onoken Co., Ltd.	4,100	34,236
#Onward Holdings Co., Ltd.	17,000	105,531
Oracle Corp. Japan	1,000	44,066

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Organo Corp.	7,000	$49,798
Oriental Land Co., Ltd.	800	54,226
Osaka Gas Co., Ltd.	21,000	70,288
Osaka Steel Co., Ltd.	3,300	60,962
#Osaka Titanium Technologies Co., Ltd.	1,700	45,067
OSG Corp.	6,400	62,945
Otsuka Corp.	600	31,641
Oyo Corp.	3,500	31,053
Pacific Golf Group International Holdings KK	86	58,990
Pacific Industrial Co., Ltd.	10,000	45,233
#Pacific Metals Co., Ltd.	14,000	105,198
Pack Corp. (The)	2,600	39,089
PanaHome Corp.	15,000	93,931
Panasonic Corp.	17,000	239,956
Panasonic Corp. Sponsored ADR	64,414	919,188
#Panasonic Electric Works Co., Ltd.	19,000	239,835
Paramount Bed Co., Ltd.	3,400	75,739
Parco Co., Ltd.	6,800	59,529
Paris Miki Holdings, Inc.	4,200	34,542
*Penta-Ocean Construction Co., Ltd.	24,000	27,158
Pigeon Corp.	1,400	54,281
Piolax, Inc.	2,600	44,134
#*Pioneer Electronic Corp.	6,500	16,104
Press Kogyo Co., Ltd.	9,000	19,698
Prima Meat Packers, Ltd.	14,000	16,198
Q.P. Corp.	10,900	125,713
Rengo Co., Ltd.	16,000	89,811
Resona Holdings, Inc.	7,200	85,728
Resorttrust, Inc.	2,600	29,592
#Ricoh Co., Ltd.	28,000	380,527
Ricoh Leasing Co., Ltd.	2,600	53,170
Riken Corp.	9,000	32,638
Rinnai Corp.	1,400	61,519
Rohm Co., Ltd.	6,500	431,060
Rohto Pharmaceutical Co., Ltd.	4,000	51,150
Roland Corp.	1,600	17,080
Round One Corp.	2,900	21,242
Royal Co., Ltd.	2,800	30,929
*Ryobi, Ltd.	11,000	28,471
Ryohin Keikaku Co., Ltd.	800	36,008
Ryosan Co., Ltd.	4,300	102,675
Ryoshoku, Ltd.	2,100	50,305
Ryoyo Electro Corp.	4,900	40,085
Saibu Gas Co., Ltd.	31,000	88,679
Saizeriya Co., Ltd.	2,700	52,092
Sakai Chemical Industry Co., Ltd.	17,000	68,830
Sakata INX Corp.	12,000	46,017
#Sakata Seed Corp.	3,100	48,471
San-Ai Oil Co., Ltd.	8,000	41,162
*Sanden Corp.	17,000	49,056
San-in Godo Bank, Ltd. (The)	24,000	208,686
Sankei Building Co., Ltd.	9,200	71,028
Sanken Electric Co., Ltd.	9,000	32,757
Sanki Engineering Co., Ltd.	5,000	36,724
Sankyo Co., Ltd.	1,400	79,968
*Sankyo-Tateyama Holdings, Inc.	47,000	46,278
Sankyu, Inc.	32,000	140,319
#Sanrio Co., Ltd.	4,700	38,548
Sanshin Electronics Co., Ltd.	3,800	29,935
Santen Pharmaceutical Co., Ltd.	3,100	106,363
Sanwa Holdings Corp.	25,000	68,547

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sanyo Chemical Industries, Ltd.	9,000	$50,374
#*Sanyo Electric Co., Ltd.	8,000	19,829
#Sanyo Shokai, Ltd.	8,000	25,841
Sanyo Special Steel Co., Ltd.	10,000	36,770
Sapporo Hokuyo Holdings, Inc.	36,000	121,521
Sapporo Holdings, Ltd.	8,000	41,771
Sato Corp.	3,900	47,476
#SBI Holdings, Inc.	2,246	412,696
Secom Co., Ltd.	1,200	55,989
Secom Techno Service Co., Ltd.	500	13,822
Sega Sammy Holdings, Inc.	11,200	159,022
Seikagaku Corp.	4,100	51,775
Seiko Epson Corp.	15,300	236,518
Seiko Holdings Corp.	16,000	33,177
Seino Holdings Co., Ltd.	20,000	147,997
Seiren Co., Ltd.	8,400	55,218
Sekisui Chemical Co., Ltd.	33,000	199,602
Sekisui House, Ltd.	32,000	276,727
Sekisui Jushi Co., Ltd.	7,000	56,398
Sekisui Plastics Co., Ltd.	13,000	51,046
Senko Co., Ltd.	12,000	44,986
#*Senshu Ikeda Holdings, Inc.	3,700	12,660
Senshukai Co., Ltd.	6,400	43,149
Seven & I Holdings Co., Ltd.	17,200	376,547
#Sharp Corp.	63,000	672,172
*Shibaura Mechatronics Corp.	11,000	40,569
#Shibusawa Warehouse Co., Ltd.	8,000	24,808
Shiga Bank, Ltd.	29,000	179,909
#Shikibo, Ltd.	29,000	69,279
Shikoku Bank, Ltd.	20,000	67,490
Shikoku Chemicals Corp.	11,000	70,808
Shikoku Electric Power Co., Inc.	1,800	50,650
Shima Seiki Manufacturing Co., Ltd.	3,600	73,447
Shimachu Co., Ltd.	5,600	132,389
Shimadzu Corp.	21,000	145,429
Shimamura Co., Ltd.	300	28,676
Shimano, Inc.	1,300	49,570
Shimizu Bank, Ltd.	1,000	43,109
Shimizu Corp.	25,000	95,863
Shin Nippon Air Technologies Co., Ltd.	3,500	24,648
*Shindengen Electric Manufacturing Co., Ltd.	22,000	52,058
Shin-Etsu Chemical Co., Ltd.	4,400	233,338
Shin-Etsu Polymer Co., Ltd.	9,200	59,373
Shinkawa, Ltd.	3,500	56,212
Shin-Keisei Electric Railway Co., Ltd.	7,000	27,708
Shinko Electric Industries Co., Ltd.	10,900	162,342
Shinko Plantech Co., Ltd.	4,400	44,960
Shinko Shoji Co., Ltd.	5,300	41,134
Shinmaywa Industries, Ltd.	15,000	54,059
#*Shinsei Bank, Ltd.	120,000	156,550
*Shinwa Kaiun Kaisha, Ltd.	18,000	49,096
Shionogi & Co., Ltd.	3,000	64,715
Shiseido Co., Ltd.	2,000	36,514
#Shizuoka Bank, Ltd.	21,000	208,655
Shizuoka Gas Co., Ltd.	11,000	84,858
Shochiku Co., Ltd.	4,000	35,148
#Showa Corp.	5,900	34,410
Showa Denko K.K.	168,000	323,366
Showa Sangyo Co., Ltd.	16,000	53,481
Showa Shell Sekiyu K.K.	8,300	81,746
Sinanen Co., Ltd.	10,000	53,222

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sinfonia Technology Co., Ltd.	13,000	$31,060
Sintokogio, Ltd.	3,800	26,932
SKY Perfect JSAT Holdings, Inc.	257	117,515
SMC Corp.	700	79,943
#SMK Corp.	14,000	88,748
#Softbank Corp.	4,800	113,106
Sohgo Security Services Co., Ltd.	8,100	93,744
Sojitz Corp.	164,100	302,957
#Sompo Japan Insurance, Inc.	53,000	309,937
Sony Corp. Sponsored ADR	41,900	1,231,441
Sony Financial Holdings, Inc.	13	37,305
Sorun Corp.	7,000	35,390
Sotetsu Holdings, Inc.	11,000	47,357
Square Enix Holdings Co., Ltd.	1,500	37,339
SSP Co., Ltd.	7,000	38,103
Stanley Electric Co., Ltd.	14,800	289,792
Star Micronics Co., Ltd.	4,100	33,713
Starzen Corp.	3,000	7,822
Sugi Holdings Co., Ltd.	1,400	30,407
Sumco Corp.	13,400	255,717
Sumikin Bussan Corp.	19,000	41,588
Sumisho Computer Systems Corp.	2,200	34,838
Sumitomo Bakelite Co., Ltd.	32,000	150,904
#Sumitomo Chemical Co., Ltd.	101,355	403,825
Sumitomo Corp.	45,300	439,759
Sumitomo Electric Industries, Ltd.	50,800	616,446
Sumitomo Forestry Co., Ltd.	17,000	130,242
*Sumitomo Heavy Industries, Ltd.	68,000	308,521
*Sumitomo Light Metal Industries, Ltd.	46,000	41,140
Sumitomo Metal Industries, Ltd.	49,000	125,185
Sumitomo Metal Mining Co., Ltd.	28,000	442,810
*Sumitomo Mitsui Construction Co., Ltd.	57,400	49,893
#Sumitomo Mitsui Financial Group, Inc.	14,700	499,655
Sumitomo Osaka Cement Co., Ltd.	44,000	77,077
Sumitomo Real Estate Sales Co., Ltd.	1,100	38,574
Sumitomo Realty & Development Co., Ltd.	5,000	94,807
Sumitomo Rubber Industries, Ltd.	20,300	187,132
Sumitomo Seika Chemicals Co., Ltd.	14,000	53,624
Sumitomo Trust & Banking Co., Ltd.	56,000	291,760
Sumitomo Warehouse Co., Ltd.	23,000	101,336
Sundrug Co., Ltd.	1,600	40,276
Suruga Bank, Ltd.	10,000	90,348
#Suzuken Co., Ltd.	7,500	265,418
Suzuki Motor Corp.	14,900	360,523
*SWCC Showa Holdings Co., Ltd.	45,000	42,525
Sysmex Corp.	1,100	49,155
T&D Holdings, Inc.	1,600	41,335
T. Hasegawa Co., Ltd.	2,900	44,700
Tachibana Eletech Co., Ltd.	5,200	37,398
Tadano, Ltd.	18,000	85,237
Taihei Dengyo Kaisha, Ltd.	6,000	72,638
*Taiheiyo Cement Corp.	119,000	138,161
Taikisha, Ltd.	2,700	34,073
Taisei Corp.	117,000	229,612
Taisho Pharmaceutical Co., Ltd.	4,000	72,907
Taiyo Nippon Sanso Corp.	18,000	199,901
Taiyo Yuden Co., Ltd.	15,000	168,770
Takamatsu Construction Group Co., Ltd.	2,600	36,645
Takara Holdings, Inc.	17,000	104,026
Takara Standard Co., Ltd.	13,000	74,982
Takasago International Corp.	7,000	36,564

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Takasago Thermal Engineering Co., Ltd.	11,000	$87,333
#Takashimaya Co., Ltd.	37,000	249,473
*Takata Corp.	3,800	70,901
Takeda Pharmaceutical Co., Ltd.	5,500	219,964
Takiron Co., Ltd.	10,000	27,537
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	34,791
TDK Corp.	1,200	68,995
TDK Corp. Sponsored ADR	7,012	402,138
*Tecmo Koei Holdings Co., Ltd.	8,050	67,272
Teijin, Ltd.	105,000	308,596
#Tenma Corp.	3,100	36,300
Terumo Corp.	1,100	57,898
THK Co., Ltd.	12,500	215,998
TKC Corp.	2,500	50,443
Toa Corp.	27,000	28,391
Toagosei Co., Ltd.	29,000	101,446
Tobu Railway Co., Ltd.	15,000	82,031
TOC Co., Ltd.	8,500	39,865
Tochigi Bank, Ltd.	15,000	68,746
Toda Corp.	26,000	86,672
Toei Co., Ltd.	9,000	50,679
Toenec Corp.	7,000	42,345
Toho Bank, Ltd.	22,000	73,270
Toho Co., Ltd.	2,700	40,580
Toho Gas Co., Ltd.	19,000	98,528
Toho Holdings Co., Ltd.	3,000	44,128
Toho Zinc Co., Ltd.	8,000	39,833
Tohuku Electric Power Co., Inc.	3,300	67,769
Tokai Carbon Co., Ltd.	20,000	96,536
Tokai Rika Co., Ltd.	10,600	218,907
Tokai Rubber Industries, Ltd.	3,000	35,390
Tokai Tokyo Financial Holdings, Inc.	28,000	90,745
Tokio Marine Holdings, Inc.	19,900	508,851
Tokio Marine Holdings, Inc. ADR	1,000	25,560
Tokushima Bank, Ltd.	9,000	33,007
Tokushu Tokai Holdings Co., Ltd.	22,000	55,361
Tokuyama Corp.	22,000	138,239
#Tokyo Dome Corp.	9,000	28,256
Tokyo Electric Power Co., Ltd.	11,800	290,056
Tokyo Electron, Ltd.	8,500	478,180
Tokyo Energy & Systems, Inc.	6,000	47,946
Tokyo Gas Co., Ltd.	19,000	75,267
Tokyo Ohka Kogyo Co., Ltd.	5,800	111,746
Tokyo Rakutenchi Co., Ltd.	7,000	28,623
#Tokyo Rope Manufacturing Co., Ltd.	21,000	59,285
*Tokyo Seimitsu Co., Ltd.	2,300	28,885
Tokyo Steel Manufacturing Co., Ltd.	16,400	214,798
Tokyo Style Co., Ltd.	13,000	109,339
#Tokyo Tatemono Co., Ltd.	30,000	143,047
Tokyo Tomin Bank, Ltd.	5,000	72,894
Tokyotokeiba Co., Ltd.	31,000	48,710
Tokyu Community Corp.	2,000	42,995
*Tokyu Construction Co., Ltd.	6,880	18,804
Tokyu Corp.	17,000	74,291
Tokyu Land Corp.	49,000	197,576
Tomato Bank, Ltd.	6,000	12,574
Tomoku Co., Ltd.	21,000	47,774
Tonami Holdings Co., Ltd.	16,000	43,540
TonenGeneral Sekiyu K.K.	5,000	45,628
Topcon Corp.	4,200	23,069
#Toppan Forms Co., Ltd.	3,500	43,017

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toppan Printing Co., Ltd.	41,000	$366,434
Topre Corp.	6,100	54,520
Topy Industries, Ltd.	13,000	25,233
Toray Industries, Inc.	16,000	91,149
Torii Pharmaceutical Co., Ltd.	2,600	50,230
*Toshiba Corp.	19,000	108,592
Toshiba Machine Co., Ltd.	7,000	22,397
#Toshiba Plant Kensetsu Co., Ltd.	5,000	65,443
*Toshiba TEC Corp.	20,000	81,091
Tosho Printing Co., Ltd.	11,000	23,201
Tosoh Corp.	69,000	185,525
#TOTO, Ltd.	25,000	148,142
Tottori Bank, Ltd.	13,000	36,976
*Towa Bank, Ltd.	52,000	34,074
Toyo Corp.	2,400	21,653
Toyo Engineering Corp.	12,000	39,963
Toyo Ink Manufacturing Co., Ltd.	28,000	97,385
Toyo Kanetsu K.K.	27,000	44,822
Toyo Kohan Co., Ltd.	9,000	43,621
*Toyo Securities Co., Ltd.	21,000	41,357
Toyo Seikan Kaisha, Ltd.	14,100	236,878
Toyo Suisan Kaisha, Ltd.	1,000	26,167
#Toyo Tanso Co, Ltd.	800	39,543
*Toyo Tire & Rubber Co., Ltd.	21,000	39,568
#Toyobo Co., Ltd.	81,000	125,661
Toyoda Gosei Co., Ltd.	10,700	299,962
Toyota Auto Body Co., Ltd.	5,400	100,297
Toyota Boshoku Corp.	8,300	173,041
Toyota Motor Corp. Sponsored ADR	26,776	2,112,359
*Toyota Tsusho Corp.	15,100	215,901
*Trans Cosmos, Inc.	5,800	51,117
Trend Micro, Inc.	1,500	51,918
Trusco Nakayama Corp.	3,200	49,859
Tsubakimoto Chain Co.	7,000	30,252
Tsukishima Kikai Co., Ltd.	6,000	37,661
Tsumura & Co.	1,500	51,617
Tsurumi Manufacturing Co., Ltd.	1,000	7,069
Tsutsumi Jewelry Co., Ltd.	2,200	51,785
TV Asahi Corp.	35	53,217
Ube Industries, Ltd.	32,000	82,464
Uchida Yoko Co., Ltd.	8,000	24,035
#Ulvac, Inc.	4,300	101,109
Uni-Charm Corp.	600	57,501
Unicharm Petcare Corp.	1,100	38,873
Unimat Offisco Corp.	2,700	27,538
Union Tool Co.	1,600	46,661
*Unitika, Ltd.	38,000	29,964
UNY Co., Ltd.	25,000	185,695
Ushio, Inc.	6,200	97,468
USS Co., Ltd.	660	39,925
Valor Co., Ltd.	5,500	47,190
*Vital Ksk Holdings, Inc.	7,300	43,607
Wacoal Corp.	9,000	108,913
Warabeya Nichiyo Co., Ltd.	2,700	33,024
Watami Food Service Co., Ltd.	1,600	31,510
West Japan Railway Co.	17	60,244
Xebio Co., Ltd.	2,000	45,251
Yachiyo Bank, Ltd.	2,100	62,065
Yahagi Construction Co., Ltd.	5,000	32,937
Yahoo! Japan Corp.	104	31,877
#Yakult Honsha Co., Ltd.	1,900	49,479

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Yamada Denki Co., Ltd.	1,240	$75,561
Yamagata Bank, Ltd.	15,000	71,937
Yamaguchi Financial Group, Inc.	22,000	210,191
Yamaha Corp.	23,500	242,778
#Yamaha Motor Co., Ltd.	18,200	216,730
Yamamura Glass Co., Ltd.	19,000	60,455
Yamanashi Chuo Bank, Ltd.	22,000	100,666
Yamatake Corp.	4,800	101,368
Yamato Holdings Co., Ltd.	7,000	103,264
#Yamato Kogyo Co., Ltd.	5,400	162,054
Yamazaki Baking Co., Ltd.	9,000	110,434
Yamazen Co., Ltd.	13,000	42,166
#Yaskawa Electric Corp.	23,000	180,918
Yodogawa Steel Works, Ltd.	18,000	74,496
Yokogawa Bridge Holdings Corp.	7,000	59,174
*Yokogawa Electric Corp.	35,800	290,152
Yokohama Reito Co., Ltd.	7,000	46,881
Yokohama Rubber Co., Ltd.	25,000	109,499
Yonekyu Corp.	3,500	35,543
Yorozu Corp.	4,600	55,079
Yoshimoto Kogyo Co., Ltd.	2,300	33,471
Yoshinoya Holdings Co., Ltd.	64	74,930
Yuasa Trading Co., Ltd.	40,000	37,500
Yuki Gosei Kogyo Co., Ltd.	6,000	17,139
Yurtec Corp.	7,000	44,171
Zeon Corp.	25,000	113,643
Zuken, Inc.	6,000	48,506

TOTAL JAPAN		102,570,581

MALAYSIA — (0.7%)
Aeon Co. Berhad	30,000	44,875
Affin Holdings Berhad	52,000	30,898
*Airasia Berhad	115,300	45,335
Alliance Financial Group Berhad	132,400	94,601
AMMB Holdings Berhad	122,400	168,290
*Axiata Group Berhad	148,725	126,660
Bandar Raya Developments Berhad	35,000	18,115
Batu Kawan Berhad	27,600	80,037
Berjaya Corp. Berhad	97,000	33,231
*Berjaya Land Berhad	19,000	23,141
Berjaya Sports Toto Berhad	16,071	20,258
Boustead Holdings Berhad	35,140	34,995
British American Tobacco Malaysia Berhad	3,400	44,652
CIMB Group Holdings Berhad	47,200	171,239
*Dialog Group Berhad	135,700	51,193
Digi.Com Berhad	6,100	38,952
DRB-Hicom Berhad	140,000	44,348
EON Capital Berhad	28,100	45,895
Gamuda Berhad	140,400	128,191
Genting Berhad	66,300	139,372
Genting Malaysia Berhad	48,400	38,660
Genting Plantations Berhad	33,300	59,535
Guiness Anchor Berhad	23,000	47,116
Hap Seng Plantations Holdings Berhad	84,900	55,829
Hong Leong Bank Berhad	22,000	48,107
Hong Leong Financial Group Berhad	41,700	75,442
*IGB Corp. Berhad	91,800	52,140
IJM Corp. Berhad	142,660	198,988
*IJM Land Berhad	143,000	97,648
IJM Plantations Berhad	80,200	61,334
IOI Corp. Berhad	46,900	72,719

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
KLCC Property Holdings Berhad	52,600	$50,248
KNM Group Berhad	328,500	74,553
Kulim Malaysia Berhad	9,400	20,214
Lafarge Malayan Cement Berhad	33,600	59,293
Lingkaran Trans Kota Holdings Berhad	39,000	32,066
Lion Industries Corp. Berhad	118,500	48,456
Malayan Banking Berhad	39,150	75,822
*Malaysian Airlines System Berhad	19,000	17,201
Malaysian Bulk Carriers Berhad	61,200	55,651
*Malaysian Resources Corp. Berhad	232,900	92,023
Media Prima Berhad	38,000	18,847
MISC Berhad	31,900	82,931
MMC Corp. Berhad	195,100	141,394
*Mulpha International Berhad	259,400	35,551
Nestle (Malaysia) Berhad	5,100	49,603
Oriental Holdings Berhad	16,800	27,233
OSK Holdings Berhad	139,600	60,847
*OSK Ventures International Berhad	21,152	4,024
Parkson Holdings Berhad	29,100	43,175
Petronas Dagangan Berhad	17,100	44,484
Petronas Gas Berhad	14,200	40,589
Plus Expressways Berhad	51,300	49,449
POS Malaysia Berhad	78,600	53,092
PPB Group Berhad	29,100	128,508
Proton Holdings Berhad	19,000	20,925
RHB Capital Berhad	58,700	92,090
SapuraCrest Petroleum Berhad	99,700	60,152
Sarawak Energy Berhad	119,400	90,375
Shell Refining Co. Federation of Malaysia Berhad	25,800	80,807
Sime Darby Berhad	29,200	75,500
SP Setia Berhad	42,600	47,903
Star Publications (Malaysia) Berhad	37,200	37,015
*Sunrise Berhad	91,900	57,291
Sunway City Berhad	62,000	55,683
TA Enterprise Berhad	253,700	56,686
*TA Global Berhad	152,220	22,118
*TA Global Berhad Ordinary Shares	152,220	22,118
Tan Chong Motor Holdings Berhad	100,000	65,815
Telekom Malaysia Berhad	49,500	43,502
Tenaga Nasional Berhad	17,000	41,667
*Titan Chemicals Corp. Berhad	171,700	57,804
Top Glove Corp. Berhad	38,600	91,959
*UEM Land Holdings Berhad	28,750	13,926
UMW Holdings Berhad	20,800	38,308
United Plantations Berhad	11,300	43,892
Wah Seong Corp. Berhad	52,000	36,648
YTL Corp. Berhad	39,270	83,510
YTL Power International Berhad	68,200	42,856
*Yu Neh Huat Berhad	98,752	48,590

TOTAL MALAYSIA		4,824,190

MEXICO — (0.8%)
Alfa S.A.B. de C.V. Series A	35,800	185,375
America Movil S.A.B. de C.V. Series L	6,700	14,787
America Movil S.A.B. de C.V. Series L ADR	6,800	300,084
*Axtel S.A.B. de C.V.	75,000	55,552
#Banco Compartamos S.A. de C.V.	26,500	108,599
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	11,600	45,122
*Carso Infraestructura y Construccion S.A.B. de CV	98,440	55,170
*Cementos de Mexico S.A.B de C.V. Series B	206,648	214,728
*Cemex S.A.B. de C.V. Sponsored ADR	18,824	195,393

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	$124,062
*Consorcio ARA S.A.B. de C.V.	102,900	64,528
*Corporacion GEO S.A.B. de C.V. Series B	38,000	100,009
Corporacion Moctezuma S.A.B. de C.V.	73,800	156,501
*Desarrolladora Homex S.A.B. de C.V.	28,600	170,143
Embotelladora Arca S.A.B. de C.V.	59,300	149,106
*Empresas ICA S.A.B. de C.V.	27,800	60,974
*Empresas ICA S.A.B. de C.V. Sponsored ADR	9,100	79,352
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	6,300	272,853
*Gruma S.A.B. de C.V. ADR	500	3,570
*Gruma S.A.B. de C.V. Series B	14,000	25,320
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	23,700	34,104
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	186,077
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	9,770
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	162,760
Grupo Carso S.A.B. de C.V. Series A-1	25,400	75,024
*Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	3,283
Grupo Continental S.A.B. de C.V.	33,300	77,930
Grupo Elektra S.A. de C.V.	925	36,289
*Grupo Financiero Banorte S.A.B. de C.V.	151,400	483,884
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	155,255
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	39,300	228,887
*Grupo Lamosa S.A.B. de C.V.	33,900	25,418
*Grupo Mexico S.A.B. de C.V. Series B	357,701	715,199
*Grupo Modelo S.A.B. de C.V. Series C	23,500	106,663
*Grupo Simec, S.A. de C.V.	20,200	49,476
Grupo Televisa S.A. de C.V.	1,100	4,261
Grupo Televisa S.A. de C.V. Sponsored ADR	6,800	131,648
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	117,000	113,422
*Industrias CH S.A.B. de C.V. Series B	27,100	82,508
Industrias Penoles S.A.B. de C.V.	6,385	116,595
Kimberly Clark de Mexico S.A.B. de C.V. Series A	22,800	90,311
Mexichem S.A.B.de C.V.	100,618	160,029
#*Organizacion Soriana S.A.B. de C.V. Series B	110,300	244,011
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	49,830
TV Azteca S.A.B. de C.V. Series A	161,100	83,089
*Urbi Desarrollos Urbanos S.A.B. de C.V.	64,500	123,639
Wal-Mart de Mexico S.A.B. de C.V. Series V	22,600	78,821

TOTAL MEXICO		6,009,411

NETHERLANDS — (2.0%)
Aalberts Industries NV	9,103	114,051
Accell Group NV	691	33,670
*Aegon NV	27,702	196,890
*Aegon NV ADR	74,494	525,183
*AFC Ajax NV	546	5,141
Akzo Nobel NV	10,820	638,860
Akzo Nobel NV Sponsored ADR	500	29,255
Arcadis NV	5,239	104,729
ArcelorMittal NV	11,420	386,482
ArcelorMittal NV ADR	22,500	765,450
#*ASM International NV	4,654	94,297
ASML Holding NV ADR	12,550	338,097
Brunel International NV	3,554	100,320
*Crucell NV ADR	6,591	130,172
*Draka Holding NV	1,372	25,574
Exact Holding NV	1,884	51,943
Fugro NV	9,371	521,951
Grontmij NV	946	26,040
*Heijmans NV	23	410
Heineken NV	14,758	652,369

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Imtech NV	4,510	$114,641
*ING Groep NV	213	2,772
#*ING Groep NV Sponsored ADR	141,618	1,826,872
#*InnoConcepts NV	5,629	18,138
KAS Bank NV	973	20,004
Koninklijke Ahold NV	60,910	767,233
Koninklijke Ahold NV ADR	400	5,048
Koninklijke Bam Groep NV	10,180	119,732
#Koninklijke Boskalis Westminster NV	6,193	217,362
Koninklijke DSM NV	18,148	795,137
Koninklijke KPN NV	12,546	227,568
Koninklijke Ten Cate NV	3,177	74,376
Koninklijke Vopak NV	3,394	228,984
Mediq NV	3,645	57,678
Nutreco Holding NV	3,422	172,730
Oce NV	8,830	55,836
*Ordina NV	14,194	87,823
Philips Electronics NV	10,953	275,148
Philips Electronics NV ADR	58,800	1,475,292
*Randstad Holdings NV	13,545	513,930
Reed Elsevier NV	1,169	13,623
Reed Elsevier NV ADR	4,200	97,314
SBM Offshore NV	21,357	408,998
Sligro Food Group NV	1,113	34,292
Smit Internationale NV	1,539	120,973
*SNS Reaal Groep NV	5,604	39,610
#*Super De Boer NV	11,242	78,714
Telegraaf Media Groep NV	3,910	73,323
TKH Group NV	3,826	63,404
TNT NV	37,839	1,003,478
#*TomTom NV	3,590	34,219
#Unilever NV	2,976	91,700
Unilever NV ADR	11,120	343,497
*Unit 4 Agresso NV	1,534	36,452
*USG People NV	8,135	141,536
Wavin NV	3,699	7,632
Wolters Kluwer NV	15,244	339,836

TOTAL NETHERLANDS		14,725,789

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	58,896	54,608
*Auckland International Airport, Ltd.	91,156	131,132
Contact Energy, Ltd.	16,122	71,798
Fisher & Paykel Appliances Holdings, Ltd.	56,324	26,301
Fisher & Paykel Healthcare Corp., Ltd.	22,714	50,329
Fletcher Building, Ltd.	65,656	387,834
Infratil, Ltd.	25,177	29,271
Mainfreight, Ltd.	14,201	54,027
*New Zealand Oil & Gas, Ltd.	47,124	57,601
New Zealand Refining Co., Ltd.	5,458	20,796
Nuplex Industries, Ltd.	9,246	16,239
Port of Tauranga, Ltd.	20,130	101,336
Ryman Healthcare, Ltd.	48,303	65,288
Sanford, Ltd.	12,229	42,648
Sky City Entertainment Group, Ltd.	46,065	113,790
Sky Network Television, Ltd.	17,716	60,595
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	32,256
Tower, Ltd.	53,085	64,847
Trustpower, Ltd.	9,834	53,338
Vector, Ltd.	28,655	39,707

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Warehouse Group, Ltd.	19,445	$62,924

TOTAL NEW ZEALAND		1,536,665

NORWAY — (0.8%)
Acergy SA	6,914	86,362
Aker Kvaerner ASA	17,200	206,762
*Aktiv Kapital ASA	1,101	7,874
Atea ASA	6,000	39,382
*Austevoll Seafood ASA	2,000	11,833
*Blom ASA	4,800	10,336
Bonheur ASA	750	23,161
*BW Offshore, Ltd.	12,000	16,091
*Cermaq ASA	9,312	80,972
*Copeinca ASA	2,400	16,869
*Det Norske Oljeselskap ASA	107,000	83,852
#*DnB NOR ASA Series A	37,350	427,864
*DOF ASA	9,400	53,537
*Eitzen Chemical ASA	9,000	3,472
Ekornes ASA	2,800	51,588
Farstad Shipping ASA	400	9,278
Frontline, Ltd.	640	14,758
Ganger Rolf ASA	2,050	57,413
Kongsberg Gruppen ASA	2,160	29,705
#*Marine Harvest ASA	327,880	237,884
*Norsk Hydro ASA	81,600	534,804
*Norsk Hydro ASA Sponsored ADR	800	5,360
*Norske Skogindustrier ASA Series A	23,500	39,018
*Norwegian Air Shuttle ASA	8,400	238,459
Odfjell ASA Series A	2,716	24,187
ODIM ASA	10,500	58,117
#Orkla ASA	73,370	678,287
*Petroleum-Geo Services ASA	20,682	194,755
*Pronova BioPharma ASA	14,000	43,428
Prosafe ASA	7,400	38,526
*Prosafe Production Public, Ltd.	24,500	54,876
*Renewable Energy Corp. ASA	18,363	109,369
*Schibsted ASA	6,697	110,065
*SeaDrill, Ltd.	20,450	424,677
#*Sevan Marine ASA	39,215	63,017
*Songa Offshore SE	2,600	12,979
SpareBanken 1 SMN	5,040	44,283
StatoilHydro ASA	8,400	197,939
StatoilHydro ASA Sponsored ADR	6,300	149,058
*Storebrand ASA	52,200	354,723
*Subsea 7, Inc.	10,400	145,806
Tandberg ASA Series A	3,000	80,260
*Telenor ASA	13,400	172,779
*TGS Nopec Geophysical Co. ASA	14,100	213,833
Tomra Systems ASA	16,200	81,539
Veidekke ASA	6,564	50,260
Wilh. Wilhelmsen ASA	4,070	94,257
#Yara International ASA	6,362	210,309

TOTAL NORWAY		5,893,963

PHILIPPINES — (0.1%)
Aboitiz Equity Ventures, Inc.	96,000	16,571
*Aboitiz Power Corp.	270,000	41,954
Ayala Corp. Series A	9,390	56,818
Ayala Land, Inc.	354,100	76,565
Banco de Oro Unibank, Inc.	82,800	60,101
Bank of the Philippine Islands	8,640	8,407

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
China Banking Corp.	5,115	$38,687
*First Philippines Holdings Corp.	75,400	73,809
International Container Terminal Services, Inc.	134,600	56,992
*Manila Water Co, Inc.	100,000	33,753
Megaworld Corp.	1,311,000	41,218
Metro Bank & Trust Co.	76,800	64,966
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	53,300
Rizal Commercial Banking Corp.	71,000	24,318
Robinson’s Land Corp. Series B	210,000	53,324
SM Investments Corp.	8,040	52,509
Universal Robina Corp.	140,000	36,512

TOTAL PHILIPPINES		789,804

POLAND — (0.3%)
*Agora SA	7,427	48,736
Asseco Poland SA	6,558	131,764
*Bank Millennium SA	61,427	100,817
*Bank Pekao SA	522	28,018
*Bank Przemyslowo Handlowy BPH SA	1,218	29,053
*Bank Zackodni WBK SA	582	31,070
*Bioton SA	252,387	19,852
*BRE Bank SA	310	28,738
Budimex SA	1,885	51,737
*Cersanit-Krasnystaw SA	5,835	28,557
*Ciech SA	1,628	21,773
*Echo Investment SA	73,042	104,753
Emperia Holding SA	2,574	58,048
Eurocash SA	12,021	58,681
*Getin Holdings SA	44,673	127,139
*Grupa Kety SA	1,179	42,789
*Grupa Lotos SA	2,987	27,150
KGHM Polska Miedz SA	7,636	257,033
*Kredyt Bank SA	3,810	15,973
*Mondi Packaging Paper Swiecie SA	1,538	37,559
Mostostal Siedlce SA	51,936	66,782
*Multimedia Polska SA	12,319	29,608
*Netia Holdings SA	27,046	39,367
*Orbis SA	4,643	73,405
*PBG SA	323	25,159
*Polski Koncern Naftowy Orlen SA	20,050	208,695
Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	25,625
Powszechna Kasa Oszczednosci Bank Polski SA	5,051	59,849
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	7,393	65,779
*Sygnity SA	4,962	20,350
*Synthos SA	105,358	43,235
Telekomunikacja Polska SA	10,054	59,004
TVN SA	5,494	27,226
*Zaklady Azotowe Pulawy SA	1,298	33,852

TOTAL POLAND		2,027,176

PORTUGAL — (0.4%)
*Altri SGPS SA	12,618	72,460
Banco BPI SA	27,221	91,818
Banco Comercial Portugues SA	303,904	433,241
Banco Espirito Santo SA	33,617	248,112
Brisa SA	20,337	200,875
Cimpor Cimentos de Portugal SA	36,874	287,383
#Energias de Portugal SA	50,976	225,444
Energias de Portugal SA Sponsored ADR	100	4,386
*Finibanco Holdings SGPS SA	17,652	42,280
Galp Energia SGPS SA Series B	17,799	299,790

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
Jeronimo Martins SGPS SA	17,915	$159,593
Mota-Engil SGPS SA	17,204	102,195
Portucel-Empresa Produtora de Pasta de Papel SA	30,214	85,362
#Portugal Telecom SA	16,189	185,048
Redes Energeticas Nacionais SA	12,093	53,028
Sociedade de Investimento e Gestao SGPS SA	4,277	47,314
*Sonae Industria SGPS SA	18,463	66,565
#Sonae SGPS SA	123,615	162,676
*Sonaecom SGPS SA	12,282	35,146
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	138,683

TOTAL PORTUGAL		2,941,399

RUSSIA — (0.0%)
*X5 Retail Group NV GDR	1,681	40,151

SINGAPORE — (0.9%)
Allgreen Properties, Ltd.	158,000	127,545
*Asia Food & Properties, Ltd.	158,000	63,238
Asia Pacific Breweries, Ltd.	2,000	17,033
Bukit Sembawang Estates, Ltd.	15,000	51,062
Capitaland, Ltd.	94,500	274,039
Cerebos Pacific, Ltd.	9,000	21,595
#City Developments, Ltd.	41,000	287,256
Comfortdelgro Corp., Ltd.	90,000	97,796
Cosco Corp. (Singapore), Ltd.	93,000	73,587
#*Creative Technology Co., Ltd.	16,100	67,936
CSE Global, Ltd.	59,000	33,293
DBS Group Holdings, Ltd.	64,500	590,663
*Ezra Holdings, Ltd.	20,000	26,788
Fraser & Neave, Ltd.	125,000	340,332
#Goodpack, Ltd.	40,000	36,146
Guocoland, Ltd.	26,000	34,987
Hi-P International, Ltd.	201,000	98,702
Ho Bee Investment, Ltd.	102,000	100,948
Hong Leong Asia, Ltd.	42,000	61,419
Hotel Properties, Ltd.	25,000	36,913
Hyflux, Ltd.	24,000	52,158
*Indofood Agri Resources, Ltd.	94,000	112,223
Jardine Cycle & Carriage, Ltd.	7,000	114,955
#Jaya Holdings, Ltd.	54,000	17,312
Keppel Corp., Ltd.	30,000	172,413
#Keppel Land, Ltd.	56,000	111,388
Keppel Telecommunications and Transportation, Ltd.	10,000	9,736
Kim Eng Holdings, Ltd.	47,000	66,480
KS Energy Services, Ltd.	41,000	32,551
MobileOne, Ltd.	31,000	38,349
Neptune Orient Lines, Ltd.	105,000	116,861
NSL, Ltd.	12,000	10,924
#Olam International, Ltd.	66,000	126,693
*Overseas Union Enterprise, Ltd.	2,000	13,411
Overseas-Chinese Banking Corp., Ltd.	89,208	480,731
Pan Pacific Hotels Group, Ltd.	49,000	46,417
Parkway Holdings, Ltd.	104,000	185,434
#Raffles Education Corp., Ltd.	49,928	17,529
SembCorp Industries, Ltd.	84,000	197,914
#SembCorp Marine, Ltd.	16,000	39,026
Singapore Airlines, Ltd.	19,000	182,205
*Singapore Airport Terminal Services, Ltd.	13,870	24,239
Singapore Exchange, Ltd.	18,000	102,003
Singapore Land, Ltd.	29,000	113,527
Singapore Post, Ltd.	50,000	33,559

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Singapore Press Holdings, Ltd.	33,000	$90,369
Singapore Technologies Engineering, Ltd.	22,000	44,323
Singapore Telecommunications, Ltd.	70,000	145,161
SMRT Corp., Ltd.	69,000	82,281
Starhub, Ltd.	22,000	29,460
Straits Asia Resources, Ltd.	19,000	24,288
#Tat Hong Holdings, Ltd.	53,000	38,813
United Engineers, Ltd.	10,000	11,828
United Industrial Corp., Ltd.	82,000	105,867
United Overseas Bank, Ltd.	34,000	407,553
UOB-Kay Hian Holdings, Ltd.	68,000	70,023
UOL Group, Ltd.	87,000	207,557
Venture Corp., Ltd.	33,000	210,516
WBL Corp., Ltd.	16,000	52,514
Wheelock Properties, Ltd.	29,000	36,010
Wilmar International, Ltd.	34,000	149,905
Wing Tai Holdings, Ltd.	39,000	45,655
Yangzijiang Shipbuilding Holdings, Ltd.	138,000	96,598
*Yanlord Land Group, Ltd.	71,000	113,610

TOTAL SINGAPORE		6,821,647

SOUTH AFRICA — (1.5%)
ABSA Group, Ltd.	9,290	149,471
Adcock Ingram Holdings, Ltd.	5,991	40,766
Advtech, Ltd.	34,107	22,237
Aeci, Ltd.	21,114	166,914
Afgri, Ltd.	106,485	81,067
African Bank Investments, Ltd.	87,490	337,825
African Oxygen, Ltd.	6,500	19,105
African Rainbow Minerals, Ltd.	11,320	219,177
Allied Electronics Corp., Ltd.	8,984	33,571
Allied Technologies, Ltd.	9,221	90,646
*Anglo American Platinum Corp., Ltd.	117	10,170
AngloGold Ashanti, Ltd.	2,804	104,566
AngloGold Ashanti, Ltd. Sponsored ADR	500	18,770
ArcelorMittal South Africa, Ltd.	11,360	152,876
*Aspen Pharmacare Holdings, Ltd.	13,411	113,026
Astral Foods, Ltd.	6,105	78,184
Aveng, Ltd.	57,469	304,785
AVI, Ltd.	19,715	52,714
Barloworld, Ltd.	28,982	180,700
Bidvest Group, Ltd.	5,126	80,268
*Business Connexion Group	1,000	606
Capitec Bank Holdings, Ltd.	6,899	56,457
Caxton & CTP Publishers & Printers, Ltd.	3,193	5,645
*Cipla Medpro South Africa, Ltd.	86,343	53,103
Clicks Group, Ltd.	22,044	69,713
Data Tec, Ltd.	12,747	46,526
Dimension Data Holdings P.L.C.	7,211	8,384
Discovery Holdings, Ltd.	15,147	59,313
*Distribution & Warehousing Network, Ltd.	53,514	48,559
Durban Roodeport Deep, Ltd.	84,168	50,585
Exxaro Resources, Ltd.	16,613	185,576
FirstRand, Ltd.	85,805	191,854
Foschini, Ltd.	24,805	195,881
Gold Fields, Ltd.	4,836	61,949
Gold Fields, Ltd. Sponsored ADR	43,600	555,900
Gold Reef Resorts, Ltd.	23,560	59,012
Grindrod, Ltd.	44,962	103,132
Group Five, Ltd.	6,846	35,106
Harmony Gold Mining Co., Ltd.	5,445	54,441

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Harmony Gold Mining Co., Ltd. Sponsored ADR	22,010	$219,220
Hudaco Industries, Ltd.	4,292	31,612
Illovo Sugar, Ltd.	35,655	161,619
Impala Platinum Holdings, Ltd.	6,571	142,801
Imperial Holdings, Ltd.	23,311	239,932
Investec, Ltd.	19,085	141,224
JD Group, Ltd.	23,807	131,431
JSE, Ltd.	15,052	116,776
Kumba Iron Ore, Ltd.	172	5,144
Lewis Group, Ltd.	8,794	61,409
Liberty Holdings, Ltd.	15,651	135,318
Massmart Holdings, Ltd.	5,066	58,528
Medi-Clinic Corp., Ltd.	36,714	112,838
*Merafe Resources, Ltd.	103,969	18,584
*Metorex, Ltd.	16,362	6,561
Metropolitan Holdings, Ltd.	75,198	129,111
Mondi, Ltd.	21,540	121,292
Mr. Price Group, Ltd.	13,969	64,368
MTN Group, Ltd.	19,519	290,623
Murray & Roberts Holdings, Ltd.	24,297	168,945
*Mvelaphanda Group, Ltd.	84,677	76,717
Nampak, Ltd.	47,361	103,378
Naspers, Ltd. Series N	12,051	434,791
Nedbank Group, Ltd.	16,741	258,527
Network Healthcare Holdings, Ltd.	82,943	122,625
Northam Platinum, Ltd.	9,333	43,615
Omnia Holdings, Ltd.	4,787	35,488
Palabora Mining Co., Ltd.	1,699	22,317
Peregrine Holdings, Ltd.	49,359	58,259
Pick’n Pay Stores, Ltd.	14,103	74,085
*Platmin, Ltd.	500	591
Pretoria Portland Cement Co., Ltd.	26,368	112,124
PSG Group, Ltd.	3,003	8,432
Rainbow Chicken, Ltd.	2,564	5,196
Reunert, Ltd.	23,260	163,838
Sanlam, Ltd.	155,692	427,255
Santam, Ltd.	3,905	50,290
Sappi, Ltd.	53,505	197,715
Sappi, Ltd. Sponsored ADR	11,900	43,197
Sasol, Ltd. Sponsored ADR	7,800	291,642
Shoprite Holdings, Ltd.	9,883	80,536
*Simmer & Jack Mines, Ltd.	203,666	52,208
Spar Group, Ltd. (The)	13,033	113,910
Standard Bank Group, Ltd.	46,029	577,091
Steinhoff International Holdings, Ltd.	132,121	319,279
*Sun International, Ltd.	4,923	57,611
Telkom South Africa, Ltd.	1,142	6,398
Telkom South Africa, Ltd. Sponsored ADR	1,800	40,050
Tiger Brands, Ltd.	2,791	55,337
Tongaat-Hulett, Ltd.	4,273	54,967
Trencor, Ltd.	19,453	62,763
Truworths International, Ltd.	13,658	78,242
*Vodacom Group Pty, Ltd.	1,142	7,918
Wilson Bayly Holme-Ovcon, Ltd.	3,714	53,499
Woolworths Holdings, Ltd.	37,736	84,374

TOTAL SOUTH AFRICA		10,630,181

SOUTH KOREA — (2.8%)
Amorepacific Corp.	70	48,308
*Asiana Airlines, Inc.	13,650	41,384
Bing Grae Co., Ltd.	1,160	43,496

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Busan Bank	19,700	$223,379
Cheil Industrial, Inc.	7,300	272,347
Cheil Worldwide, Inc.	386	99,103
*Chong Kun Dang Pharmaceutical Corp.	3,530	64,662
CJ CGV Co., Ltd.	4,090	66,995
CJ Cheiljedang Corp.	658	111,273
CJ Corp.	1,942	77,660
Daeduck Electronics Co., Ltd.	11,360	48,651
Daegu Bank Co., Ltd.	16,330	216,666
Daekyo Co., Ltd.	10,840	43,651
Daelim Industrial Co., Ltd.	4,107	260,637
Daewoo Engineering & Construction Co., Ltd.	22,020	224,329
Daewoo International Corp.	4,696	128,265
*Daewoo Motor Sales Corp.	2,111	17,520
Daewoo Securities Co., Ltd.	14,460	219,707
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	70,765
Daewoong Pharmaceutical Co., Ltd.	536	24,904
Daishin Securities Co., Ltd.	8,650	108,398
Daou Technology, Inc.	12,540	77,701
Dong-A Pharmaceutical Co., Ltd.	413	40,161
*Dongbu HiTek Co., Ltd.	5,940	30,723
Dongbu Insurance Co., Ltd.	5,040	152,932
Dongkuk Steel Mill Co., Ltd.	6,070	128,906
*Doosan Construction & Engineering Co., Ltd.	7,860	48,124
Doosan Corp.	264	18,308
Doosan Heavy Industries & Construction Co., Ltd.	556	29,838
Doosan Infracore Co., Ltd.	5,400	76,839
E1 Corp.	357	20,518
Fursys, Inc.	2,660	59,215
*GS Engineering & Construction Corp.	2,683	235,278
GS Holdings Corp.	7,870	194,942
Halla Climate Control Corp.	4,010	38,985
Halla Engineering & Construction Corp.	1,610	36,593
Hana Financial Group, Inc.	9,750	289,162
Hanil Cement Manufacturing Co., Ltd.	445	27,955
Hanjin Heavy Industries & Construction Co., Ltd.	2,740	48,958
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	15,226
Hanjin Shipping Co., Ltd.	9,600	130,473
Hanjin Transportation Co., Ltd.	1,120	31,201
Hankook Tire Manufacturing Co., Ltd.	14,050	268,558
Hanmi Pharm Co., Ltd.	281	27,174
*Hansol Paper Co., Ltd.	2,610	22,931
Hanwha Chemical Corp.	10,660	99,114
Hanwha Corp.	3,830	122,388
Hanwha Securities Co., Ltd.	5,980	39,664
Hite Brewery Co., Ltd.	64	8,708
*Hite Holdings Co., Ltd.	2,219	57,273
*HMC Investment Securities Co., Ltd.	3,246	49,895
Honam Petrochemical Corp.	2,578	176,826
Hotel Shilla Co., Ltd.	5,490	80,644
*Hynix Semiconductor, Inc.	25,300	375,617
Hyosung T & C Co., Ltd.	3,171	174,282
*Hyundai Corp.	1,340	19,281
Hyundai Department Store Co., Ltd.	2,353	224,912
Hyundai Development Co.	7,517	222,476
Hyundai Elevator Co., Ltd.	776	37,003
Hyundai Engineering & Construction Co., Ltd.	197	10,876
Hyundai H & S Co., Ltd.	1,160	82,351
Hyundai Heavy Industries Co., Ltd.	347	47,530
Hyundai Hysco	3,150	39,848
Hyundai Marine & Fire Insurance Co., Ltd.	7,680	141,849

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hyundai Merchant Marine Co., Ltd.	5,940	$121,770
Hyundai Mipo Dockyard Co., Ltd.	1,623	133,710
Hyundai Mobis	1,685	224,659
Hyundai Motor Co., Ltd.	6,212	563,456
Hyundai Securities Co., Ltd.	21,890	248,532
Hyundai Steel Co.	6,010	381,792
*Industrial Bank of Korea, Ltd.	12,210	147,920
Jeonbuk Bank, Ltd.	11,424	68,820
Kangwon Land, Inc.	8,480	113,307
*KB Financial Group, Inc. ADR	13,412	636,265
KCC Corp.	680	196,027
*Kia Motors Corp.	26,610	395,253
KISCO Corp.	222	8,697
KISWIRE, Ltd.	1,872	60,692
Kolon Engineering & Construction Co., Ltd.	5,710	30,372
Kolon Industries, Inc.	2,470	70,733
*Korea Electric Power Corp. Sponsored ADR	4,700	65,236
Korea Exchange Bank	19,130	217,395
*Korea Express Co., Ltd.	321	17,625
Korea Gas Corp.	1,777	74,979
Korea Investment Holdings Co., Ltd.	5,420	144,549
Korea Iron & Steel Co., Ltd.	67	4,479
Korea Komho Petrochemical Co., Ltd.	3,120	60,459
Korea Line Corp.	1,224	49,738
Korea Reinsurance Co., Ltd.	9,250	83,576
Korea Zinc Co., Ltd.	1,269	196,132
*Korean Air Co., Ltd.	5,532	210,520
*KP Chemical Corp.	5,660	32,678
KT Corp. Sponsored ADR	2,700	43,335
KT&G Corp.	1,192	69,419
*KTB Securities Co., Ltd.	8,400	30,138
Kumho Industrial Co., Ltd.	4,330	36,368
*Kumho Tire Co., Inc.	11,740	48,843
Kwang Dong Pharmaceutical Co., Ltd.	15,340	36,755
Kyeryong Construction Industrial Co., Ltd.	1,200	22,355
Kyobo Securities Co., Ltd.	2,560	21,034
LG Chemical, Ltd.	757	130,454
LG Corp.	3,159	178,967
LG Dacom Corp.	5,290	83,542
*LG Display Co., Ltd. ADR	14,700	174,930
LG Electronics, Inc.	1,665	154,779
LG Fashion Corp.	1,620	36,624
*LG Hausys, Ltd.	102	10,197
LG Household & Healthcare Co., Ltd.	408	84,738
LG International Corp.	3,020	73,894
*LG Life Sciences, Ltd.	1,620	93,789
*LG Telecom, Ltd.	16,860	126,319
LIG Insurance Co., Ltd.	3,960	81,127
Lotte Chilsung Beverage Co., Ltd.	133	90,995
Lotte Confectionary Co., Ltd.	99	99,559
Lotte Midopa Co., Ltd.	3,520	34,476
Lotte Shopping Co., Ltd.	859	242,608
LS Corp.	1,180	96,407
*LS Industrial Systems Co., Ltd.	780	58,430
*LS Networks Co., Ltd.	4,180	28,742
Macquarie Korea Infrastructure Fund	19,424	81,780
*Meritz Fire Marine Insurance Co., Ltd.	11,480	79,406
Meritz Securities Co., Ltd.	69,570	69,448
*Mirae Asset Securities Co., Ltd.	1,546	80,811
Namhae Chemical Corp.	3,350	41,436
Namyang Dairy Products Co., Ltd.	98	44,633

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*NCsoft Corp.	850	$90,904
NH Investment & Securities Co., Ltd.	7,820	63,887
Nong Shim Co., Ltd.	439	88,993
*OCI Co., Ltd.	284	49,894
*ON*Media Corp.	22,720	64,039
ORION Corp.	486	98,131
Ottogi Corp.	244	29,950
Pacific Corp.	292	35,719
POSCO ADR	7,044	719,333
S1 Corp.	658	26,338
*Saehan Industries, Inc.	104,600	113,603
Samchully Co., Ltd.	210	22,211
Samsung Card Co., Ltd.	2,855	113,114
Samsung Corp.	2,378	96,786
*Samsung Digital Imaging Co., Ltd.	683	27,586
Samsung Electro-Mechanics Co., Ltd.	6,270	521,319
Samsung Electronics Co., Ltd.	1,906	1,146,903
*Samsung Engineering Co., Ltd.	662	58,529
Samsung Fine Chemicals Co., Ltd.	1,870	74,101
Samsung Fire & Marine Insurance, Ltd.	299	54,440
Samsung Heavy Industries Co., Ltd.	1,040	19,674
Samsung SDI Co., Ltd.	5,090	581,088
Samsung Securities Co., Ltd.	1,182	57,937
*Samsung Techwin Co., Ltd.	1,520	116,389
Samyang Corp.	1,810	58,505
Seah Besteel Corp.	1,820	22,069
#*Seoul Securities Co., Ltd.	68,780	58,192
*Shinhan Financial Group Co., Ltd.	2,830	107,373
Shinhan Financial Group Co., Ltd. ADR	6,180	467,517
Shinsegae Co., Ltd.	111	47,923
Sindo Ricoh Co., Ltd.	590	29,688
SK Chemicals Co., Ltd.	1,590	86,678
SK Co., Ltd.	3,005	238,380
SK Energy Co., Ltd.	1,412	129,690
SK Gas Co., Ltd.	560	24,123
*SK Networks Co., Ltd.	8,560	80,909
SK Telecom Co., Ltd.	191	29,089
SK Telecom Co., Ltd. ADR	2,400	40,104
SKC Co., Ltd.	2,090	31,966
S-Oil Corp.	843	40,781
*Ssangyong Cement Industry Co., Ltd.	4,260	30,303
*STX Corp.	3,080	42,420
*STX Engine Co., Ltd.	2,110	30,810
*STX Offshore & Shipbuilding Co., Ltd.	4,940	52,726
*STX Pan Ocean Co., Ltd.	10,200	92,945
Sunkyong Securities Co., Ltd.	15,120	32,338
Tae Kwang Industrial Co., Ltd.	45	28,335
Taeyoung Engineering & Construction	9,530	39,399
Tai Han Electric Wire Co., Ltd.	3,780	60,406
Tong Yang Securities, Inc.	13,340	122,222
Woongjin Coway Co., Ltd.	2,960	98,949
*Woongjin.Com Co., Ltd.	1,870	16,800
Woori Investment & Securities Co., Ltd.	12,680	159,401
Youngone Corp. (6150493)	2,034	41,757
*Youngone Corp. (B622C10)	8,136	53,472
Youngpoong Corp.	97	47,243
Yuhan Corp.	300	48,318

TOTAL SOUTH KOREA		20,380,746

SPAIN — (2.5%)
Abengoa SA	5,851	154,208

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Abertis Infraestructuras SA	18,925	$402,406
Acciona SA	2,265	275,914
Acerinox SA	18,950	376,861
Actividades de Construccion y Servicios SA	9,111	437,478
Almirall SA	4,936	65,220
Antena 3 de Television SA	11,791	100,324
Banco Bilbao Vizcaya SA Sponsored ADR	146,546	2,608,519
Banco de Sabadell SA	62,933	424,856
Banco de Valencia SA	15,047	127,516
Banco Espanol de Credito SA	8,490	107,460
Banco Guipuzcoano SA	11,823	88,948
Banco Pastor SA	19,905	148,656
Banco Popular Espanol SA	55,243	492,085
Banco Santander SA	198,448	3,193,476
*Banco Santander SA (B54VQD8)	2,180	35,274
Banco Santander SA Sponsored ADR	157,920	2,536,195
Bankinter SA	34,895	367,751
*Baron de Ley SA	155	7,520
Bolsas y Mercados Espanoles SA	8,287	276,264
Campofrio Food Group SA	3,061	30,983
Cementos Portland Valderrivas SA	517	23,888
Cia Espanola de Petroleous SA	1,208	42,613
Cintra Concesiones de Infraestructuras de Transporte SA	10,426	107,268
Construcciones y Auxiliar de Ferrocarriles SA	91	44,843
*Corporacion Dermoestetica SA	2,321	10,853
Duro Felguera SA	7,573	75,275
Ebro Puleva SA	10,600	201,857
Elecnor SA	4,850	86,176
Enagas SA	12,546	258,061
Faes Farma SA	15,321	85,314
Fomento de Construcciones y Contratas SA	6,773	275,515
Gamesa Corporacion Tecnologica SA	5,946	108,651
Gas Natural SDG SA	16,932	340,177
Gestevision Telecinco SA	9,193	95,015
Grifols SA	5,464	88,279
Grupo Catalana Occidente SA	5,209	126,211
*Grupo Empresarial Ence SA	5,055	20,321
#Grupo Ferrovial SA	10,271	425,488
Iberdrola SA	35,047	317,476
*Iberia Lineas Aereas de Espana SA	10,239	28,238
Indra Sistemas SA	3,869	90,987
Industria de Diseno Textil SA	2,944	172,810
*La Seda de Barcelona SA	20,982	10,461
*Natraceutical SA	6,210	4,045
*NH Hoteles SA	4,560	23,861
Obrascon Huarte Lain SA	1,041	27,660
#Pescanova SA	1,111	38,627
*Promotora de Informaciones SA	2,904	13,849
Prosegur Cia de Seguridad SA	876	36,857
*Realia Business SA	32,703	87,834
Red Electrica Corporacion SA	4,437	229,170
Repsol YPF SA Sponsored ADR	32,718	870,299
*Sacyr Vallehermoso SA	10,921	165,221
Sol Melia SA	3,279	29,059
*SOS Corporacion Alimentaria SA	4,478	13,518
Tecnicas Reunidas SA	769	40,563
*Tecnocom Telecomunicaciones y Energia SA	11,185	47,461
Telefonica SA Sponsored ADR	10,475	879,167
Tubacex SA	15,121	62,471
Tubos Reunidos SA	3,357	10,274
Vidrala SA	1,196	32,525

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Viscofan SA	6,063	$158,476
*Vocento SA	1,129	7,072
Zardoya Otis SA	5,243	105,237
*Zeltia SA	8,127	48,037

TOTAL SPAIN		18,224,974

SWEDEN — (1.7%)
Aarhuskarlshamn AB	1,325	26,583
AF AB Series B	1,031	25,709
Alfa Laval AB	13,757	168,024
Assa Abloy AB Series B	9,620	168,107
#Atlas Copco AB Series A	3,600	48,273
Atlas Copco AB Series B	4,000	47,659
Axfood AB	2,200	65,642
Axis Communications AB	3,800	41,068
B&B Tools AB	1,800	21,050
BE Group AB	8,504	48,735
*Bilia AB Series A	3,150	25,617
*Billerud AB	10,000	55,402
*Biovitrum AB	5,118	42,502
#Boliden AB	32,863	395,713
Cardo AB	1,400	37,751
Clas Ohlson AB Series B	4,200	79,073
*D. Carnegie & Co. AB	4,000	10,039
*Electrolux AB Series B	34,257	821,104
#Elekta AB Series B	6,495	122,423
*Eniro AB	8,704	40,067
G & L Beijer AB Series B	1,454	36,619
Getinge AB	9,229	171,976
*Gunnebo AB	6,622	31,577
Hakon Invest AB	9,006	150,207
*Haldex AB	3,400	29,374
#Hennes & Mauritz AB Series B	4,343	246,690
#Hexagon AB	19,432	254,082
Hoganas AB Series B	2,100	37,992
#Holmen AB Series B	8,144	219,793
*Husqvarna AB Series A	7,050	41,523
*Husqvarna AB Series B	32,989	207,732
Industrial & Financial Systems AB Series B	3,666	33,166
#Intrum Justitia AB	6,567	80,921
*JM AB	11,904	176,815
Lindab International AB	6,200	65,907
*Loomis AB	4,325	46,565
*Lundin Petroleum AB	29,877	253,071
*Meda AB Series A	25,717	232,732
#Modern Times Group AB Series B	5,064	219,618
#*Munters AB	9,072	62,569
NCC AB Series B	6,380	96,384
NIBE Industrier AB	5,028	56,036
*Nobia AB	25,146	156,085
Nolato AB Series B	3,860	31,346
#Nordea Bank AB	145,566	1,562,421
#Oriflame Cosmetics SA SDR	1,675	92,764
*Pa Resources AB	17,272	66,898
Peab AB Series B	20,582	128,960
*Q-Med AB	2,528	15,314
Ratos AB	11,684	271,746
*Rezidor Hotel Group AB	8,800	28,136
#Sandvik AB	12,296	135,826
*SAS AB	82,500	50,064
*Seco Tools AB	2,812	37,065

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Securitas AB Series B	6,105	$56,962
#*Skandinaviska Enskilda Banken AB Series A	46,556	282,000
Skanska AB Series B	15,826	232,245
SKF AB Series A	1,000	16,000
SKF AB Series B	11,460	181,469
#SSAB AB Series A	14,487	220,836
#SSAB AB Series B	6,744	94,300
Svenska Cellulosa AB Series B	44,694	614,142
#Svenska Handelsbanken AB Series A	22,249	574,956
#*Swedbank AB Series A	7,312	62,990
Swedish Match AB	3,800	77,990
Tele2 AB Series B	21,576	314,487
#Telefonaktiebolaget LM Ericsson AB Series B	37,411	390,864
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	24,700	256,880
TeliaSonera AB	62,473	414,067
*Trelleborg AB Series B	26,930	163,595
#Volvo AB Series A	16,161	149,249
Volvo AB Series B	46,957	444,698
Volvo AB Sponsored ADR	1,200	11,244

TOTAL SWEDEN		12,177,489

SWITZERLAND — (4.7%)
ABB, Ltd.	25,613	476,437
ABB, Ltd. Sponsored ADR	43,600	807,908
Acino Holding AG	363	59,571
*Actelion, Ltd.	2,739	150,982
Adecco SA	15,663	699,892
*Advanced Digital Broadcast Holdings SA	855	43,460
*AFG Arbonia-Forster Holding AG	1,415	30,200
Allreal Holding AG	582	70,326
*Aryzta AG	10,223	401,299
*Ascom Holding AG	4,227	44,865
Bachem Holdings AG	353	24,267
Baloise-Holding AG	7,009	600,124
Bank Coop AG	1,724	120,519
*Bank Sarasin & Cie AG Series B	2,435	96,958
Banque Cantonale de Geneve SA	54	12,595
Banque Cantonale Vaudoise	451	169,878
Banque Privee Edmond de Rothschild SA	1	26,534
Barry Callebaut AG	190	106,140
*Basilea Pharmaceutica AG	441	36,474
Basler Kantonalbank AG	677	77,983
Belimo Holdings AG	16	16,345
Bell Holding AG	22	33,871
Bellevue Group AG	634	25,780
Berner Kantonalbank AG	416	93,850
BKW FMB Energie AG	849	69,838
*Bobst Group AG	567	20,981
Bucher Industries AG	542	56,944
Burckhardt Compression Holding AG	319	46,486
Centralschweizerische Kraftwerke AG	106	36,991
Charles Voegele Holding AG	1,209	47,680
*Clariant AG	21,926	209,621
Compagnie Financiere Richemont SA Series A	25,724	720,114
Conzzeta AG	35	60,293
Credit Suisse Group AG	43,068	2,302,294
Credit Suisse Group AG Sponsored ADR	28,818	1,535,999
Daetwyler Holding AG	1,121	55,192
*Dufry AG	2,037	128,670
#EFG International AG	7,550	125,738
Elektrizitaets-Gesellschaft Laufenberg AG	81	78,495

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Emmi AG	576	$67,838
EMS-Chemie Holding AG	886	98,442
Energiedienst Holding AG	756	41,285
Flughafen Zuerich AG	319	92,864
Forbo Holding AG	181	51,145
Galenica Holding AG	130	44,794
GAM Holdings, Ltd.	10,127	123,550
Geberit AG	1,952	322,915
George Fisher AG	535	140,679
Givaudan SA	816	605,748
Gurit Holding AG	45	24,829
Helvetia Holding AG	396	126,262
#*Holcim, Ltd.	31,260	1,989,536
*Interroll-Holding SA	2	574
Jelmoli Holding AG	—	—
*Julius Baer Group, Ltd.	10,127	381,231
Kaba Holding AG	177	40,968
*Kardex AG	1,417	47,014
Komax Holding AG	280	20,980
Kudelski SA	5,048	103,000
#Kuehne & Nagel International AG	3,286	297,724
Kuoni Reisen Holding AG	295	99,996
*Liechtenstein Landesbank	835	54,535
Lindt & Spruengli AG	5	126,944
#*Logitech International SA	16,764	286,162
Lonza Group AG	5,284	410,892
Luzerner Kantonalbank AG	278	71,256
Metall Zug AG	27	63,599
#*Meyer Burger Technology AG	122	26,542
Mobimo Holding AG	558	89,952
Nestle SA	33,903	1,576,543
Nobel Biocare Holding AG	5,337	151,415
Novartis AG ADR	69,100	3,589,745
#*Oerlikon Corp. AG	1,009	64,023
Panalpina Welttransport Holding AG	1,540	107,848
Partners Group Holdings AG	339	41,578
Petroplus Holdings AG	7,195	156,752
Phoenix Mecano AG	102	38,474
*Precious Woods Holding AG	1,004	37,613
*PubliGroupe SA	200	19,151
*Rieters Holdings AG	386	86,430
Roche Holding AG Bearer	671	111,367
Roche Holding AG Genusschein	9,111	1,459,245
Romande Energie Holding SA	34	67,486
Schindler Holding AG	1,376	95,363
Schmolz + Bickenbach AG	1,884	51,260
Schulthess Group AG	1,000	57,872
Schweiter Technology AG	112	55,048
*Schweizerische National-Versicherungs-Gesellschaft AG	777	23,838
#SGS SA	180	240,443
Siegfried Holding AG	352	35,639
Sika AG	261	353,840
Sonova Holding AG	1,488	153,152
St. Galler Kantonalbank AG	225	102,452
Straumann Holding AG	472	113,929
Sulzer AG	2,533	197,221
#Swatch Group AG (7184725)	3,405	795,057
Swatch Group AG (7184736)	5,478	245,668
Swiss Life Holding AG	4,108	492,068
Swiss Prime Site AG	2,050	112,844
Swiss Reinsurance Co., Ltd. AG	24,964	1,016,549

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Swisscom AG	529	$190,926
Syngenta AG ADR	9,600	454,368
Tamedia AG	237	17,540
Tecan Group AG	810	49,630
#*Temenos Group AG	1,408	32,136
#*UBS AG	58,720	979,141
*UBS AG ADR	128,000	2,123,520
#Valiant Holding AG	1,993	392,664
Valora Holding AG	220	52,454
Verwaltungs und Privat-Bank AG	523	55,910
Von Roll Holding AG	7,586	51,976
Vontobel Holdings AG	3,642	116,562
Ypsomed Holdings AG	537	34,034
Zehnder Holding AG	54	59,413
Zuger Kantonalbank AG	15	61,455
Zurich Financial Services AG	10,105	2,313,970

TOTAL SWITZERLAND		34,208,462

TAIWAN — (2.4%)
*A.G.V. Products Corp.	78,000	29,132
Ability Enterprise Co., Ltd.	52,530	96,737
Acbel Polytech, Inc.	108,540	74,181
Acer, Inc.	31,780	74,909
Advanced Semiconductor Engineering, Inc. ADR	26,331	101,901
Advantech Co., Ltd.	26,000	46,276
Altek Corp.	33,478	56,717
Ambassador Hotel (The)	22,000	22,305
Amtran Technology Co., Ltd.	89,037	84,621
Asia Cement Corp.	77,415	81,284
*Asia Optical Co, Inc.	23,000	37,119
Asia Vital Components Co., Ltd.	33,480	34,743
Asustek Computer, Inc.	146,788	269,599
AU Optronics Corp.	170,980	151,617
AU Optronics Corp. Sponsored ADR	12,323	108,811
*Avermedia Technologies, Inc.	25,000	29,733
Bes Engineering Corp.	142,000	39,367
Catcher Co., Ltd.	52,360	126,752
*Cathay Financial Holdings Co., Ltd.	38,100	65,336
*Cathay Real Estate Development Co., Ltd.	223,000	88,299
Chang Hwa Commercial Bank	643,000	279,767
*Cheng Loong Corp.	159,000	51,877
Cheng Shin Rubber Industry Co., Ltd.	49,500	101,716
Cheng Uei Precision Industry Co., Ltd.	61,200	116,269
*Chi Mei Optoelectronic Corp.	392,350	195,737
*Chia Hsin Cement Corp.	65,000	32,880
Chicony Electronics Co., Ltd.	30,430	66,546
*China Airlines, Ltd.	205,925	64,008
China Chemical & Pharmaceutical Co.	99,000	68,481
*China Development Financial Holding Corp.	1,158,650	301,830
*China Life Insurance Co., Ltd.	94,000	68,267
China Man-Made Fiber Co., Ltd.	290,000	53,039
*China Metal Products Co., Ltd.	71,400	83,150
*China Motor Co., Ltd.	59,000	40,471
*China Petrochemical Development Corp.	248,380	88,879
China Steel Corp.	246,899	219,207
China Synthetic Rubber Corp.	42,000	43,544
Chinatrust Financial Holdings Co., Ltd.	334,883	201,155
Chin-Poon Industrial Co., Ltd.	126,126	93,260
Chung Hsin Electric & Machinery Co., Ltd.	81,000	48,568
*Chung Hung Steel Corp.	32,477	12,284
*Chunghwa Telecom Co., Ltd.	45,000	78,987

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Chungwa Picture Tubes Co., Ltd.	1,039,000	$106,588
*Clevo Co.	42,017	52,438
*CMC Magnetics Corp.	460,000	101,018
Compal Communications, Inc.	38,000	56,081
Compal Electronics, Inc.	147,464	184,360
*Compeq Manufacturing Co., Ltd.	112,000	28,900
Continental Engineering Corp.	124,000	46,513
CTCI Corp.	37,444	32,562
Cybertan Technology, Inc.	42,424	55,042
Delta Electronics Industrial Co., Ltd.	16,320	45,316
Depo Auto Parts Industrial Co., Ltd.	32,000	69,374
D-Link Corp.	48,062	44,784
*E.Sun Financial Holding Co., Ltd.	415,346	161,677
Elitegroup Computer Systems Co., Ltd.	205,000	77,813
Epistar Corp.	85,169	248,012
Eternal Chemical Co., Ltd.	105,343	97,617
*Eva Airways Corp.	207,619	77,879
*Evergreen International Storage & Transport Corp.	56,000	45,322
*Evergreen Marine Corp., Ltd.	164,000	82,831
Everlight Electronics Co., Ltd.	18,000	49,206
Far East Textile, Ltd.	81,865	96,537
Far Eastern Department Stores, Ltd.	113,970	117,081
*Far Eastern International Bank	232,090	78,549
*Far EasTone Telecommunications Co., Ltd.	78,000	87,758
*Federal Corp.	123,000	92,084
Feng Hsin Iron & Steel Co., Ltd.	23,000	34,774
First Financial Holding Co., Ltd.	353,752	204,359
First Steamship Co., Ltd.	44,105	55,746
Formosa Chemicals & Fiber Co., Ltd.	70,040	130,521
Formosa Plastics Corp.	52,430	100,565
Formosa Taffeta Co., Ltd.	137,000	92,875
Formosan Rubber Group, Inc.	117,000	87,322
Foxconn Technology Co., Ltd.	18,016	60,017
*Fubon Financial Holding Co., Ltd.	128,000	142,033
*Gemtek Technology Corp.	22,000	33,596
Getac Technology Corp.	95,000	84,523
Giant Manufacture Co., Ltd.	18,000	46,676
Giga-Byte Technology Co., Ltd.	53,000	44,954
*Gintech Energy Corp.	16,876	24,955
*Gold Circuit Electronics, Ltd.	69,000	24,471
Goldsun Development & Construction Co., Ltd.	43,860	19,842
*Grand Pacific Petrochemical Corp.	52,000	26,198
Great Wall Enterprise Co., Ltd.	37,800	39,139
Greatek Co., Ltd.	93,621	88,719
*HannStar Display Corp.	546,000	102,947
Hey Song Corp.	82,000	42,982
Highwealth Construction Corp.	35,147	43,652
Hon Hai Precision Industry Co., Ltd.	22,482	88,060
Hotai Motor Co., Ltd.	15,000	34,846
HTC Corp.	3,150	31,281
Hua Nan Financial Holding Co., Ltd.	242,886	141,121
Hung Poo Construction Corp.	67,000	96,676
Hung Sheng Construction Co., Ltd.	125,000	53,921
*Ichia Technologies, Inc.	63,000	32,948
Infortrend Technology, Inc.	60,320	90,588
Innolux Display Corp.	154,088	202,951
Inventec Corp.	279,440	154,584
Kenda Rubber Industrial Co., Ltd.	102,900	121,541
King Yuan Electronics Co., Ltd.	218,545	84,352
*King’s Town Bank	212,000	50,479
*Kinpo Electronics, Inc.	72,000	18,872

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Kinsus Interconnect Technology Corp.	53,000	$132,861
Knowledge-Yield-Excellence Systems Corp.	67,041	61,984
*Kuoyang Construction Co., Ltd.	65,000	31,159
Largan Precision Co., Ltd.	4,000	45,811
Lee Chang Yung Chemical Industry Corp.	47,300	52,458
Lien Hwa Industrial Corp.	55,423	25,378
Lite-On Technology Corp.	270,662	356,478
Macronix International Co., Ltd.	477,249	241,915
Media Tek, Inc.	7,034	98,448
Mega Financial Holding Co., Ltd.	404,000	224,979
Merry Electronics Co., Ltd.	34,000	56,748
Microelectronics Technology, Inc.	133,452	56,334
Micro-Star International Co., Ltd.	113,394	67,803
Mitac International Corp.	169,039	79,059
Nan Ya Plastic Corp.	128,750	204,813
Nan Ya Printed Circuit Board Corp.	24,480	76,178
*Nankang Rubber Tire Co., Ltd.	39,000	38,830
National Petroleum Co., Ltd.	67,000	69,330
Nien Hsing Textile Co., Ltd.	89,000	44,915
Opto Tech Corp.	92,000	67,109
Oriental Union Chemical Corp.	36,720	25,242
Pan Jit International, Inc.	41,000	27,694
Pan-International Industrial Corp.	52,728	76,833
*Phoenix Precision Technology Corp.	77,000	51,909
Pou Chen Corp.	274,049	187,894
President Chain Store Corp.	14,768	33,414
*Prince Housing & Development Corp.	26,780	11,617
*Qisda Corp.	102,760	56,997
Quanta Computer, Inc.	26,008	49,198
*Radium Life Tech Corp.	140,399	103,743
Realtek Semiconductor Corp.	48,642	103,401
*Ritek Corp.	297,000	70,767
Ruentex Development Co., Ltd.	24,000	26,914
*Ruentex Industries, Ltd.	49,000	79,979
*Sampo Corp.	120,000	18,868
*Sanyang Industrial Co., Ltd.	215,000	86,192
*Shih Wei Navigation Co., Ltd.	17,000	23,273
Shihlin Electric & Engineering Corp.	25,000	30,059
*Shin Kong Financial Holding Co., Ltd.	530,849	215,980
Shinkong Synthetic Fibers Co., Ltd.	200,000	49,369
*Silicon Integrated Systems Corp.	317,000	150,103
Siliconware Precision Industries Co., Ltd.	32,000	42,072
Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	17,673
Sincere Navigation Corp.	41,125	45,716
*Sinkong Spinning Co., Ltd.	70,000	65,392
*SinoPac Holdings Co., Ltd.	818,000	302,099
*Sintek Photronics Corp.	6,597	3,419
Springsoft, Inc.	57,000	49,929
Standard Foods Taiwan, Ltd.	44,220	48,343
*Sunplus Technology Co., Ltd.	27,299	22,633
Sunrex Technology Corp.	80,000	82,215
Synnex Technology International Corp.	53,900	101,977
*Ta Chen Stainless Pipe Co., Ltd.	108,000	73,995
*Ta Chong Bank, Ltd.	139,000	27,310
Taichung Commercial Bank	69,000	17,088
*Tainan Spinning Co., Ltd.	140,000	51,672
*Taishin Financial Holdings Co., Ltd.	582,000	227,765
*Taiwan Business Bank	338,000	82,531
Taiwan Cement Corp.	170,400	174,821
Taiwan Cooperative Bank	245,300	144,736
Taiwan Fertilizer Co., Ltd.	61,000	189,374

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Taiwan Glass Industrial Corp.	150,339	$115,575
Taiwan Hon Chuan Enterprise Co., Ltd.	32,622	52,602
*Taiwan Life Insurance Co., Ltd.	30,144	26,958
Taiwan Mask Corp.	127,000	43,544
Taiwan Navigation Co., Ltd.	13,000	17,541
Taiwan Paiho Co., Ltd.	72,000	44,528
Taiwan Secom Co., Ltd.	22,000	33,629
Taiwan Semiconductor Manufacturing Co., Ltd.	74,465	135,079
Taiwan Sogo Shinkong Security Co., Ltd.	52,000	33,478
*Taiwan Styrene Monomer Corp.	186,000	77,452
*Taiwan Tea Corp.	71,820	40,836
*Tatung Co., Ltd.	400,000	88,097
Teco Electric & Machinery Co., Ltd.	274,000	109,079
Test-Rite International Co., Ltd.	96,425	43,587
Ton Yi Industrial Corp.	79,000	27,525
Transcend Information, Inc.	31,484	98,467
*Tripod Technology Corp.	27,000	67,561
TSRC Corp.	35,000	40,770
Tung Ho Steel Enterprise Corp.	78,254	74,384
U-Ming Marine Transport Corp.	39,000	70,737
*Unimicron Technology Corp.	108,000	123,226
*Union Bank of Taiwan	294,000	52,085
Uni-President Enterprises Corp.	82,319	91,851
*Unitech Printed Circuit Board Corp.	71,000	23,311
*United Microelectronics Corp.	533,530	256,475
*Universal Cement Corp.	84,000	39,822
Universal Scientific Industrial Co., Ltd.	176,000	86,832
UPC Technology Corp.	146,000	70,368
*USI Corp.	132,000	62,133
*Via Technologies, Inc.	7,600	4,600
*Walsin Lihwa Corp.	338,000	109,532
*Wan Hai Lines Co., Ltd.	105,150	48,375
*Waterland Financial Holdings	324,990	98,868
*Wei Chuan Food Corp.	71,000	92,416
*Winbond Electronics Corp.	161,000	29,735
*Wintek Corp.	183,000	121,865
Wistron Corp.	63,951	107,058
Wistron NeWeb Corp.	65,100	86,090
WPG Holdings Co., Ltd.	40,000	54,725
Yageo Corp.	193,000	53,193
Yang Ming Marine Transport Corp.	209,599	74,040
Yieh Phui Enterprise Co., Ltd.	180,456	58,542
Yosun Industrial Corp.	43,680	39,255
*Young Fast Optoelectronics Co., Ltd.	4,000	45,768
Yuanta Financial Holding Co., Ltd.	101,000	66,653
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	54,413
Yulon Motor Co., Ltd.	115,223	128,879
*Yulon Nissan Motor Co., Ltd.	41,000	79,691
Yung Shin Pharmaceutical Industrial Co., Ltd.	39,000	41,711
Yung Tay Engineering Co., Ltd.	104,000	77,238
Zyxel Communication Corp.	62,000	42,685

TOTAL TAIWAN		17,643,449

THAILAND — (0.3%)
Advance Info Service PCL (Foreign)	16,300	42,061
Bangkok Bank PCL (Foreign)	13,900	47,200
Bangkok Bank PCL (Foreign) NVDR	20,200	67,686
Bangkok Expressway PCL (Foreign)	112,000	61,654
Bank of Ayudhya PCL (Foreign)	70,100	37,750
Banpu Coal, Ltd. (Foreign) NVDR	8,800	115,315
Banpu PCL (Foreign)	400	5,242

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
BEC World PCL (Foreign)	65,200	$43,694
Big C Supercenter PCL (Foreign)	46,100	57,927
Charoen Pokphand Foods PCL (Foreign)	340,100	98,189
Delta Electronics (Thailand) PCL (Foreign)	86,000	44,512
Electricity Generating PCL (Foreign)	22,000	50,022
Glow Energy PCL (Foreign)	61,900	59,261
Hana Microelectronics PCL (Foreign)	139,200	77,461
IRPC PCL (Foreign)	694,100	79,741
*Italian-Thai Development PCL (Foreign) NVDR	621,100	59,090
Kasikornbank PCL (Foreign)	10,200	25,023
Kasikornbank PCL (Foreign) NVDR	28,100	65,364
Krung Thai Bank PCL (Foreign)	481,100	126,662
Precious Shipping PCL (Foreign)	165,000	91,324
*Preuksa Real Estate PCL (Foreign)	168,300	78,548
PTT Chemical PCL (Foreign)	66,400	124,159
PTT Exploration & Production PCL (Foreign)	11,700	50,755
PTT PCL (Foreign)	7,900	56,724
Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	43,282
Siam Cement PCL (Foreign) NVDR (The)	10,400	63,473
Siam City Bank PCL (Foreign)	100,800	71,472
Siam City Cement PCL (Foreign)	13,200	87,276
Siam Commercial Bank PCL (Foreign)	15,700	36,285
*Tata Steel (Thailand) PCL (Foreign)	1,030,600	65,366
Thai Oil PCL (Foreign)	81,600	100,703
Thai Union Frozen Products PCL (Foreign)	76,000	63,096
Thanachart Capital PCL (Foreign)	143,400	84,517
Thoresen Thai Agencies PCL (Foreign)	91,190	72,979
*TMB Bank PCL (Foreign)	1,311,300	43,154

TOTAL THAILAND		2,296,967

TURKEY — (0.4%)
Akbank T.A.S.	27,466	148,365
Akenerji Elektrik Uretim A.S.	9,244	82,955
Aksigorta A.S.	34,947	105,543
Anadolu Efes Biracilik ve Malt Sanayi A.S.	606	6,923
*Arcelik A.S.	31,373	102,454
*Asya Katilim Bankasi A.S.	15,598	32,262
Aygaz A.S.	35,134	124,452
BIM BirlesikMagazalar A.S.	1,055	38,250
Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	57,586
*Dogan Sirketler Grubu Holding A.S.	63,212	41,587
*Dogus Otomotiv Servis ve Ticaret A.S.	11,261	34,788
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	77,474
Enka Insaat ve Sanayi A.S.	1,064	4,292
*Eregli Demir ve Celik Fabrikalari Turk A.S.	50,512	137,122
Ford Otomotiv Sanayi A.S.	19,042	119,752
*Koc Holding A.S. Series B	47,269	120,416
*Sekerbank T.A.S.	18,468	30,690
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	59,680	90,971
*TAV Havalimanlari Holding A.S.	9,894	27,056
Tupras-Turkiye Petrol Rafinerileri A.S.	7,892	135,553
Turcas Petrol A.S.	24,681	75,453
*Turk Ekonomi Bankasi A.S.	54,324	79,952
*Turk Hava Yollari A.S.	36,400	101,620
*Turk Sise ve Cam Fabrikalari A.S.	37,879	39,752
Turkcell Iletisim Hizmetleri A.S.	1,136	7,516
Turkcell Iletisim Hizmetleri A.S. ADR	3,200	52,576
Turkiye Garanti Bankasi A.S.	61,127	221,985
Turkiye Halk Bankasi A.S.	17,538	104,959
Turkiye Is Bankasi A.S.	18,022	68,257
*Turkiye Sinai Kalkinma Bankasi A.S.	88,242	86,438

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Turkiye Vakiflar Bankasi T.A.O.	79,200	$192,066
*Yapi ve Kredi Bankasi A.S.	20,374	41,890

TOTAL TURKEY		2,590,955

UNITED KINGDOM — (14.8%)
A.G. Barr P.L.C.	1,846	25,142
Aberdeen Asset Management P.L.C.	110,232	238,649
Admiral Group P.L.C.	7,927	133,251
Aegis Group P.L.C.	130,851	235,228
Aga Rangemaster Group P.L.C.	23,457	44,381
Aggreko P.L.C.	24,573	305,425
Amec P.L.C.	42,824	564,013
Amlin P.L.C.	64,669	374,314
*Anglo American P.L.C.	76,082	2,752,883
Anglo Pacific Group P.L.C.	10,303	34,937
Anite P.L.C.	12,317	6,870
*Antisoma P.L.C.	130,297	80,066
Antofagasta P.L.C.	57,429	723,571
*Arena Leisure P.L.C.	29,322	13,594
ARM Holdings P.L.C.	87,084	211,550
ARM Holdings P.L.C. Sponsored ADR	10,000	72,700
Arriva P.L.C.	25,240	181,894
Ashmore Group P.L.C.	27,484	122,808
Ashtead Group P.L.C.	100,012	131,561
Associated British Foods P.L.C.	30,254	409,674
*Assura Group, Ltd. P.L.C.	61,888	30,222
AstraZeneca P.L.C. Sponsored ADR	12,300	552,393
Atkins WS P.L.C.	9,317	86,172
*Autonomy Corp. P.L.C.	13,981	307,396
Aveva Group P.L.C.	1,771	25,795
Aviva P.L.C.	240,528	1,504,063
*Axis-Shield P.L.C.	9,938	68,756
Babcock International Group P.L.C.	31,122	308,971
BAE Systems P.L.C.	195,055	1,002,990
Balfour Beatty P.L.C.	68,078	295,959
*Barclays P.L.C.	374,834	1,964,536
*Barclays P.L.C. Sponsored ADR	11,067	231,300
BBA Aviation P.L.C.	55,478	139,999
Beazley P.L.C.	57,370	100,669
Bellway P.L.C.	17,958	214,788
*Berkeley Group Holdings P.L.C. (The)	13,099	182,831
BG Group P.L.C.	42,404	729,914
BG Group P.L.C. Sponsored ADR	400	34,584
BHP Billiton P.L.C.	15,494	417,485
BHP Billiton P.L.C. ADR	6,800	368,560
Bodycote P.L.C.	34,225	91,446
*Bovis Homes Group P.L.C.	11,374	76,598
BP P.L.C.	1,306	12,238
*BP P.L.C. Sponsored ADR	96,420	5,459,300
Brammer P.L.C.	4,486	9,435
Brewin Dolphin Holdings P.L.C.	10,185	26,740
Brit Insurance Holdings P.L.C.	39,724	135,283
*British Airways P.L.C.	99,239	294,712
British American Tobacco P.L.C.	12,488	397,943
British American Tobacco P.L.C. Sponsored ADR	1,800	115,614
*British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	168,739
Britvic P.L.C.	15,296	87,470
BSS Group P.L.C.	19,643	85,652
BT Group P.L.C. Sponsored ADR	15,400	328,790
*BTG P.L.C.	12,819	40,024
Bunzl P.L.C.	20,330	221,020

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Burberry Group P.L.C.	53,441	$471,277
Cable & Wireless P.L.C.	323,444	767,434
Cadbury P.L.C.	3,371	42,618
*Cairn Energy P.L.C.	9,528	410,943
Camellia P.L.C.	488	60,367
Capita Group P.L.C.	16,762	209,351
Care UK P.L.C.	10,726	61,976
Carillion P.L.C.	63,128	304,112
Carnival P.L.C.	15,763	488,675
Carnival P.L.C. ADR	2,344	72,617
*Carphone Warehouse Group P.L.C.	79,276	239,091
Castings P.L.C.	1,976	6,062
Catlin Group, Ltd.	58,781	317,387
Centrica P.L.C.	91,334	371,043
Charter International P.L.C.	20,786	236,382
*Chaucer Holdings P.L.C.	63,276	47,860
Chemring Group P.L.C.	2,135	91,575
Chesnara P.L.C.	16,414	49,025
Chloride Group P.L.C.	19,026	50,232
Close Brothers Group P.L.C.	16,392	188,498
Cobham P.L.C.	81,906	294,313
Collins Stewart P.L.C.	29,710	38,862
*COLT Telecom Group SA	50,348	102,208
Compass Group P.L.C.	53,254	337,738
Computacenter P.L.C.	32,550	150,808
Connaught P.L.C.	12,993	86,153
Consort Medical P.L.C.	5,759	38,183
*Cookson Group P.L.C.	36,603	218,417
Costain Group P.L.C.	76,002	34,246
Cranswick P.L.C.	7,431	85,371
Croda International P.L.C.	10,466	128,166
*CSR P.L.C.	24,402	178,111
Daily Mail & General Trust P.L.C. Series A	31,357	204,010
Dairy Crest Group P.L.C.	19,692	129,086
*Dana Petroleum P.L.C.	12,950	270,943
Davis Service Group P.L.C.	17,829	122,162
De la Rue P.L.C.	17,287	258,914
Debenhams P.L.C.	129,733	165,396
Delta P.L.C.	39,438	108,000
Development Securities P.L.C.	15,174	77,164
Devro P.L.C.	9,992	19,717
Diageo P.L.C.	11,221	182,768
Diageo P.L.C. Sponsored ADR	2,500	162,550
Dicom Group P.L.C.	7,332	21,644
Dignity P.L.C.	3,057	29,224
Dimension Data Holdings P.L.C.	198,896	231,108
Diploma P.L.C.	14,328	38,737
Domino Printing Sciences P.L.C.	20,220	98,550
Drax Group P.L.C.	15,476	117,745
DS Smith P.L.C.	59,889	114,378
*DSG International P.L.C.	184,872	92,569
E2V Technologies P.L.C.	2,650	3,044
*easyJet P.L.C.	25,904	152,488
Electrocomponents P.L.C.	60,447	144,993
Elementis P.L.C.	33,086	34,430
*Enterprise Inns P.L.C.	52,117	100,909
Eurasian Natural Resources Corp. P.L.C.	20,458	278,395
Euromoney Institutional Investor P.L.C.	11,249	70,075
Evolution Group P.L.C.	21,433	57,925
Experian P.L.C.	55,885	510,696
F&C Asset Management P.L.C.	70,136	85,035

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Fenner P.L.C.	38,414	$100,756
Fidessa Group P.L.C.	2,349	46,053
Filtrona P.L.C.	29,346	80,374
Findel P.L.C.	10,077	6,439
Firstgroup P.L.C.	43,039	264,692
Forth Ports P.L.C.	3,947	71,460
*French Connection Group P.L.C.	18,083	12,188
*Fresnillo P.L.C.	3,049	36,948
G4S P.L.C.	127,316	525,804
Galliford Try P.L.C.	7,442	41,448
Game Group P.L.C.	50,133	121,654
*Gem Diamonds, Ltd.	9,482	35,740
Genus P.L.C.	7,062	77,356
*GKN P.L.C.	158,395	277,465
GlaxoSmithKline P.L.C. Sponsored ADR	22,100	909,636
Go-Ahead Group P.L.C.	3,044	70,900
Greene King P.L.C.	20,157	130,231
Greggs P.L.C.	5,330	37,628
Halfords Group P.L.C.	9,570	61,362
Halma P.L.C.	31,900	119,040
Hampson Industries P.L.C.	11,706	13,917
Hansard Global P.L.C.	17,609	49,696
*Hardy Oil & Gas P.L.C.	6,768	31,125
Hardy Underwriting Group P.L.C.	1,763	8,432
Hargreaves Lansdown P.L.C.	12,626	56,423
Hays P.L.C.	65,299	104,605
Headlam Group P.L.C.	8,095	41,108
Helical Bar P.L.C.	6,415	34,789
Helphire P.L.C.	33,566	31,568
Henderson Group P.L.C.	113,395	239,055
*Heritage Oil P.L.C.	15,730	119,316
Hikma Pharmaceuticals P.L.C.	18,463	142,700
Hill & Smith Holdings P.L.C.	6,525	34,253
Hiscox, Ltd.	55,639	291,786
HMV Group P.L.C.	15,392	27,966
Hochschild Mining P.L.C.	26,850	120,639
Holidaybreak P.L.C.	14,216	65,060
Home Retail Group P.L.C.	49,224	234,290
Homeserve P.L.C.	3,407	90,166
HSBC Holdings P.L.C.	167,327	1,868,048
HSBC Holdings P.L.C. Sponsored ADR	103,820	5,750,590
Hunting P.L.C.	12,524	107,577
Huntsworth P.L.C.	53,480	58,665
Hyder Consulting P.L.C.	2,420	9,814
ICAP P.L.C.	31,547	209,669
IG Group Holdings P.L.C.	17,063	84,373
*Imagination Technologies Group P.L.C.	28,730	98,788
IMI P.L.C.	39,971	281,925
Imperial Tobacco Group P.L.C.	26,291	774,780
Imperial Tobacco Group P.L.C. ADR	1,300	76,024
*Inchcape P.L.C.	330,071	158,309
Informa P.L.C.	72,349	347,060
Inmarsat P.L.C.	18,008	165,129
Intercontinental Hotels Group P.L.C. ADR	14,100	179,211
Intermediate Capital Group P.L.C.	44,856	186,785
International Personal Finance P.L.C.	39,827	133,813
International Power P.L.C.	240,958	1,000,382
Interserve P.L.C.	16,718	63,807
Intertek Group P.L.C.	6,743	138,538
Invensys P.L.C.	49,272	227,751
Investec P.L.C.	69,938	499,226

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*IP Group P.L.C.	40,893	$37,531
ITV P.L.C.	561,928	393,008
James Fisher & Sons P.L.C.	7,969	56,668
Jardine Lloyd Thompson Group P.L.C.	12,197	90,743
*JJB Sports P.L.C.	17,573	8,633
*JJB Sports P.L.C. Excess Application Shares	14,058	6,922
JKX Oil & Gas P.L.C.	5,891	26,493
John Menzies P.L.C.	16,607	88,518
John Wood Group P.L.C.	60,249	315,611
Johnson Matthey P.L.C.	23,601	543,515
*Johnston Press P.L.C.	80,578	37,176
*Kazakhmys P.L.C.	30,544	543,581
Kcom Group P.L.C.	56,484	37,540
Keller Group P.L.C.	8,282	96,904
Kesa Electricals P.L.C.	55,581	120,758
Kier Group P.L.C.	5,521	87,154
Kingfisher P.L.C.	390,107	1,425,888
Ladbrokes P.L.C.	78,214	155,808
Laird P.L.C.	18,000	43,030
*Lamprell P.L.C.	13,187	43,782
Laura Ashley Holdings P.L.C.	51,893	14,199
Lavendon Group P.L.C.	16,852	38,686
Legal & General Group P.L.C.	909,890	1,167,519
Lloyds Banking Group P.L.C. Sponsored ADR	4,920	27,404
Logica P.L.C.	173,998	329,869
London Stock Exchange Group P.L.C.	21,928	305,028
*Lonmin P.L.C.	18,213	435,699
*Lookers P.L.C.	34,191	33,105
*Low & Bonar P.L.C.	44,867	24,136
Luminar Group Holdings P.L.C.	29,908	36,515
Man Group P.L.C.	244,093	1,234,425
Management Consulting Group P.L.C.	21,563	9,377
Marks & Spencer Group P.L.C.	79,084	442,939
Marshalls P.L.C.	34,860	54,378
Marston’s P.L.C.	27,986	39,723
McBride P.L.C.	20,518	74,878
Meggitt P.L.C.	118,866	475,917
Melrose P.L.C.	49,820	139,104
Melrose Resources P.L.C.	2,371	13,255
Michael Page International P.L.C.	20,330	107,139
Millennium & Copthorne Hotels P.L.C.	19,776	109,312
*Misys P.L.C.	21,586	73,074
*Mitchells & Butlers P.L.C.	29,276	112,492
Mitie Group P.L.C.	38,494	150,593
Mondi P.L.C.	67,421	372,145
Morgan Crucible Co. P.L.C.	34,128	87,663
Morgan Sindall P.L.C.	6,889	63,713
Mothercare P.L.C.	14,465	136,529
Mouchel Group P.L.C.	5,749	17,939
N Brown Group P.L.C.	11,991	51,263
National Express Group P.L.C.	12,869	68,454
National Grid P.L.C.	3,156	31,263
National Grid P.L.C. Sponsored ADR	10,382	515,466
Next P.L.C.	12,985	380,945
Northern Foods P.L.C.	36,911	38,194
Northgate P.L.C.	18,148	65,184
Northumbrian Water Group P.L.C.	37,026	139,801
Novae Group P.L.C.	11,261	57,189
Old Mutual P.L.C.	704,529	1,222,795
Oxford Instruments P.L.C.	5,840	23,322
PayPoint P.L.C.	4,568	33,597

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Pearson P.L.C.	3,121	$42,423
Pearson P.L.C. Sponsored ADR	59,132	804,787
*Pendragon P.L.C.	223,487	107,892
Pennon Group P.L.C.	22,477	166,990
*Persimmon P.L.C.	49,363	325,444
Petrofac, Ltd. P.L.C.	18,548	285,471
*Petropavlovsk P.L.C.	12,514	214,896
*Photo-Me International P.L.C.	39,461	26,542
Premier Farnell P.L.C.	31,028	73,172
*Premier Foods P.L.C.	278,372	163,213
*Premier Oil P.L.C.	11,027	212,605
*Prostrakan Group P.L.C.	20,107	35,809
Provident Financial P.L.C.	7,074	107,913
Prudential P.L.C.	133,912	1,216,377
Prudential P.L.C. ADR	24,590	444,833
*Punch Taverns P.L.C.	46,805	63,646
PV Crystalox Solar P.L.C.	37,163	39,760
PZ Cussons P.L.C.	13,160	53,827
Qinetiq P.L.C.	90,494	243,216
*Quintain Estates & Development P.L.C.	3,540	11,226
*Rank Group P.L.C.	26,746	38,821
Rathbone Brothers P.L.C.	5,677	86,147
Reckitt Benckiser Group P.L.C.	10,751	534,055
*Redrow P.L.C.	15,422	35,454
Reed Elsevier P.L.C. ADR	5,600	168,896
Regus P.L.C.	82,044	137,037
Renishaw P.L.C.	5,546	49,543
Rensburg Sheppards P.L.C.	2,793	31,423
*Rentokil Initial P.L.C.	186,918	317,648
Restaurant Group P.L.C.	12,241	37,486
Rexam P.L.C.	137,790	623,943
Ricardo P.L.C.	11,315	44,893
Rightmove P.L.C.	14,038	121,104
Rio Tinto P.L.C.	18,769	829,776
Rio Tinto P.L.C. Sponsored ADR	900	160,227
RM P.L.C.	12,287	29,423
Robert Walters P.L.C.	18,804	55,058
Robert Wiseman Dairies P.L.C.	97	710
ROK P.L.C.	19,702	15,009
*Rolls-Royce Group P.L.C. (3283648)	117,120	863,740
*Rolls-Royce Group P.L.C. (B3XLQZ7)	5,759,160	9,452
Rotork P.L.C.	4,228	78,673
*Royal Bank of Scotland Group P.L.C.	1,024,822	700,329
Royal Dutch Shell P.L.C. ADR	108,043	6,283,781
Royal Dutch Shell P.L.C. Series B	3,538	101,850
RPC Group P.L.C.	22,388	94,582
RPS Group P.L.C.	25,621	87,850
RSA Insurance Group P.L.C.	533,864	1,057,921
SABmiller P.L.C.	61,179	1,603,604
Sage Group P.L.C.	166,938	582,927
Sainsbury (J.) P.L.C.	98,883	533,636
*Salamander Energy P.L.C.	28,060	113,003
Savills P.L.C.	10,559	55,406
Schroders P.L.C.	18,321	329,425
Schroders P.L.C. Non-Voting	9,829	145,108
Scottish & Southern Energy P.L.C.	16,439	290,145
*SDL P.L.C.	1,830	12,117
Senior P.L.C.	81,796	81,930
Serco Group P.L.C.	30,289	250,568
Severfield-Rowen P.L.C.	871	2,355
Severn Trent P.L.C.	13,573	211,433

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Shanks Group P.L.C.	52,356	$73,762
Shire P.L.C. ADR	3,900	207,870
SIG P.L.C.	47,787	92,996
Smith & Nephew P.L.C. Sponsored ADR	6,000	265,380
Smiths Group P.L.C.	16,965	247,620
Smiths News P.L.C.	40,578	80,969
*Soco International P.L.C.	7,498	158,205
*Southern Cross Healthcare, Ltd. P.L.C.	27,892	56,080
Spectris P.L.C.	9,700	107,648
Speedy Hire P.L.C.	541	321
*Spice P.L.C.	31,125	40,613
Spirax-Sarco Engineering P.L.C.	8,485	151,402
Spirent Communications P.L.C.	84,310	126,764
Sports Direct International P.L.C.	22,380	35,731
SSL International P.L.C.	16,689	173,315
St. Ives Group P.L.C.	9,000	9,929
St. James’s Place P.L.C.	24,067	102,796
*St. Modwen Properties P.L.C.	36,375	133,667
Stagecoach Group P.L.C.	45,063	106,728
Standard Chartered P.L.C.	138,929	3,408,215
Standard Life P.L.C.	350,245	1,248,546
Sthree P.L.C.	10,289	42,383
Synergy Health P.L.C.	7,073	70,300
Tate & Lyle P.L.C.	66,559	489,995
Tesco P.L.C.	171,690	1,147,983
Thomas Cook Group P.L.C.	66,598	223,016
Thorntons P.L.C.	16,501	33,688
Tomkins P.L.C.	42,408	116,342
Tomkins P.L.C. Sponsored ADR	23,775	258,672
Travis Perkins P.L.C.	24,866	306,754
Trinity Mirror P.L.C.	98,032	257,377
TUI Travel P.L.C.	35,287	134,453
Tullett Prebon P.L.C.	40,442	240,022
Tullow Oil P.L.C.	20,507	397,261
*UK Coal P.L.C.	35,646	50,097
Ultra Electronics Holdings P.L.C.	4,118	88,887
Umeco P.L.C.	2,569	11,571
Unilever P.L.C.	294	8,784
Unilever P.L.C. Sponsored ADR	10,600	316,198
United Business Media P.L.C.	18,331	138,706
United Utilities Group P.L.C.	38,902	280,460
United Utilities Group P.L.C. ADR	154	2,238
*Vectura Group P.L.C.	30,168	42,242
Vedanta Resources P.L.C.	17,480	598,103
Victrex P.L.C.	5,665	70,512
Vitec Group P.L.C. (The)	9,565	59,578
Vodafone Group P.L.C.	13,189	29,066
Vodafone Group P.L.C. Sponsored ADR	196,999	4,371,408
VT Group P.L.C.	21,524	191,599
Weir Group P.L.C. (The)	26,702	306,008
Wellstream Holdings P.L.C.	7,499	62,811
WH Smith P.L.C.	13,058	107,693
Whitbread P.L.C.	25,690	534,430
William Hill P.L.C.	63,192	173,515
William Morrison Supermarkets P.L.C.	174,580	800,136
Wincanton P.L.C.	14,780	53,500
*Wolfson Microelectronics P.L.C.	35,460	70,836
*Wolseley P.L.C.	50,810	1,027,787
Wolseley P.L.C. ADR	1,000	2,070
WPP P.L.C.	641	5,745
WPP P.L.C. Sponsored ADR	6,000	268,680

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
WSP Group P.L.C.	5,033	$24,668
Xchanging P.L.C.	30,971	112,946
*Xstrata P.L.C.	143,852	2,071,981
*Yell Group P.L.C.	87,488	73,412
Yule Catto & Co. P.L.C.	26,581	73,723

TOTAL UNITED KINGDOM		106,963,200

UNITED STATES — (0.0%)
*Signet Jewelers, Ltd. ADR	2,350	59,244

TOTAL COMMON STOCKS		655,518,556

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
*Aracruz Celulose SA Series B	43,500	81,241
*Aracruz Celulose SA Sponsored ADR	6,400	119,168
Banco Bradesco SA Sponsored ADR	24,250	477,725
Brasil Telecom Participacoes SA ADR	168	8,455
Brasil Telecom SA ADR	164	4,223
*Braskem SA Preferred A	14,800	97,457
*Braskem SA Preferred A Sponsored ADR	7,677	100,722
Centrais Electricas de Santa Catarina SA	2,600	51,849
Cia Vale do Rio Doce	66,950	1,546,545
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	84,512
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	4,720	285,513
Companhia de Bebidas das Americas Preferred ADR	2,100	189,168
Companhia de Tecidos Norte de Minas	11,500	37,994
Companhia de Transmissao de Energia Eletrica Paulista	3,600	99,728
Companhia Energetica de Minas Gerais SA	3,875	60,822
Companhia Energetica de Minas Gerais SA Sponsored ADR	7,375	116,451
Companhia Energetica do Ceara Coelce Series A	5,000	78,196
Companhia Paranaense de Energia-Copel Sponsored ADR	6,500	114,400
Confab Industrial SA	45,104	132,630
Contax Participacoes SA	1,700	76,238
Gerdau SA Sponsored ADR	52,800	797,280
*Gol Linhas Aereas Inteligentes SA	9,600	98,093
Itau Unibanco Holding SA	58,540	1,113,572
Klabin SA	81,700	194,789
Lojas Americanas SA	19,900	129,797
Marcopolo SA	14,100	48,505
*Net Servicos de Comunicacao SA	6,600	81,339
Net Servicos de Comunicacao SA Preferred ADR	29,676	364,718
Randon e Participacoes SA	19,400	146,579
Saraiva SA Livreiros Editores	5,100	85,116
*Suzano Papel e Celullose SA	28,500	247,692
Tele Norte Leste Participacoes SA	2,300	43,739
Tele Norte Leste Participacoes SA ADR	5,000	95,300
Telecomunicacoes de Sao Paulo SA ADR	5,840	144,774
Telemar Norte Leste SA	4,700	147,916
TIM Participacoes SA ADR	2,100	49,539
Ultrapar Participacoes SA Sponsored ADR	12,800	564,224
Uniao de Industrias Petroquimicas SA Series B	143,600	86,408
Usinas Siderurgicas de Minas Gerais SA Series A	17,700	462,193
*Votorantim Celulose e Papel SA Sponsored ADR	11,766	161,669
Whirlpool SA	28,300	57,994

TOTAL BRAZIL		8,884,273

TOTAL PREFERRED STOCKS		8,884,273

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Fortis SA Coupons	9,757	—

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (0.0%)
*Eternit SA Rights 11/24/09	4,925	$4,501

DENMARK — (0.0%)
*NeuroSearch A.S. Rights 11/09/09	6,912	4,510

GERMANY — (0.0%)
*TUI AG Rights 11/11/09	23,987	3,707

HONG KONG — (0.0%)
*First Pacific Co., Ltd. Rights 11/19/09	38,400	6,094
#*New World China Land, Ltd. Rights 11/11/09	40,800	2,895

TOTAL HONG KONG		8,989

ITALY — (0.0%)
*Mediobanca SpA Warrants 03/18/11	31,311	—

SPAIN — (0.0%)
*Pescanova SA Rights 10/22/09	555	19,316

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 12/07/09	27,134	2,503

UNITED KINGDOM — (0.0%)
*Brammer P.L.C. Rights 11/13/09	4,486	4,270
*Laird P.L.C. Rights 11/13/09	9,000	5,982

TOTAL UNITED KINGDOM		10,252

TOTAL RIGHTS/WARRANTS		53,778

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $7,150,000 FHLMC 6.040%(r), 11/01/36, valued at $4,590,056) to be repurchased at $4,521,072	$4,521	4,521,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund LP	47,095,489	47,095,489
@Repurchase Agreement, Deutsche Bank Securities 0.07% 11/02/09 (Collateralized byvarious corporate obligations, ranging in par value from $4,247,617 to $16,429,280,rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39,valued at $4,991,891) to be repurchased at $4,894,040	$4,894	4,894,011

TOTAL SECURITIES LENDING COLLATERAL		51,989,500

TOTAL INVESTMENTS — (100.0%) (Cost $611,968,564)		$720,967,107

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (85.0%)
AUSTRALIA — (22.2%)
#Abacus Property Group	7,498,917	$2,852,113
#Ale Property Group	500,750	982,506
Ardent Leisure Group	936,025	1,127,659
Aspen Group	3,345,130	1,516,463
#Astro Japan Property Trust	2,188,340	848,822
Australian Education Trust	280,584	124,542
Bunnings Warehouse Property Trust	1,176,282	1,744,707
#Centro Retail Group	803,409	116,052
CFS Retail Property Trust	9,299,087	15,978,498
Challenger Diversified Property Group	2,183,352	924,464
Challenger Wine Trust	24,925	7,041
Commonwealth Property Office Fund	8,329,358	6,533,372
Dexus Property Group	21,038,811	14,864,254
Galileo Japan Trust	696,166	36,410
GEO Property Group	542,289	96,262
#Goodman Group	16,279,701	8,729,311
GPT Group (6365866)	38,018,670	19,402,061
*GPT Group (B3WX9L1)	38,018,670	—
#ING Industrial Fund (6419558)	4,308,310	1,946,343
*ING Industrial Fund (B584F14)	5,539,287	2,567,878
ING Office Fund	9,301,027	4,907,378
Macquarie Country Wide Trust	6,416,906	3,550,288
#*Macquarie DDR Trust	3,374,461	293,259
Macquarie Office Trust	17,635,306	4,937,341
Mirvac Industrial Trust	826,524	58,432
Mirvac REIT	1,663,718	748,446
Real Estate Capital Partners USA Property Trust	257,065	37,229
*Record Realty	596,040	3,219
*Rubicon Europe Trust Group REIT	505,643	2,276
Stockland Trust Group	10,526,908	34,969,564
#*Tishman Speyer Office Fund	1,359,035	443,463
#Trafalgar Corporate Group, Ltd.	40,000	22,249
*Trinity Group	500,397	46,703
#*Valad Property Group	9,765,829	1,148,396
Westfield Group	5,691,219	61,658,889

TOTAL AUSTRALIA		193,225,890

BELGIUM — (1.7%)
Befimmo SCA	54,310	5,169,734
#Cofinimmo SA	37,088	5,344,597
Intervest Offices NV	24,927	821,303
Leasinvest Real Estate SCA	4,799	417,885
Retail Estates NV	6,702	385,370
#Warehouses De Pauw SCA	48,583	2,453,100
#Wereldhave Belgium NV	5,254	396,450

TOTAL BELGIUM		14,988,439

CANADA — (4.1%)
Allied Properties REIT	56,700	882,425
#Artis REIT	79,038	701,229
#Boardwalk REIT	110,766	3,786,548
#Calloway REIT	178,664	2,919,255
#Canadian Apartment Properties REIT	135,100	1,683,053
#Canadian REIT	143,000	3,376,600
#Chartwell Seniors Housing REIT	310,801	1,720,529
#Cominar REIT	95,800	1,596,298
#Dundee REIT	52,200	928,654
#Extendicare REIT	113,000	793,679

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#H&R REIT	212,600	$2,579,768
#*Huntingdon REIT	133,900	60,636
#Innvest REIT	241,400	1,001,697
Interrent REIT	13,900	21,324
#Lanesborough REIT	29,600	18,602
#Morguard REIT	100,300	1,105,844
#Northern Property REIT	46,800	883,190
#Primaris Retail REIT	140,400	2,043,621
#Riocan REIT	530,784	8,996,422
#Royal Host REIT	48,548	108,577
Whiterock REIT	4,738	114,110

TOTAL CANADA		35,322,061

CHINA — (0.1%)
GZI REIT	1,899,000	727,943
RREEF China Commercial Trust	398,000	152,657

TOTAL CHINA		880,600

FRANCE — (14.0%)
#Acanthe Developpement SA	165,602	377,201
Affine SA	20,325	532,167
#ANF SA	38,856	1,772,166
CeGeREAL SA	14,439	492,764
#Fonciere des Regions SA	76,369	8,417,507
*Gecina SA	45,779	4,870,047
Icade SA	87,009	9,160,308
#Klepierre SA	406,887	16,865,600
#Mercialys SA	101,662	4,097,176
#Societe de la Tour Eiffel SA	25,320	1,896,763
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	7,730,059
#Unibail-Rodamco SE	295,081	65,344,360

TOTAL FRANCE		121,556,118

GERMANY — (0.1%)
Alstria Office REIT AG	83,597	918,116

GREECE — (0.0%)
Eurobank Properties Real Estate Investment Co. S.A.	33,466	421,005

HONG KONG — (3.2%)
#Champion REIT	10,915,658	4,594,160
Link REIT (The)	9,083,626	20,618,431
#Prosperity REIT	4,931,000	838,964
Regal REIT	4,233,000	824,519
#Sunlight REIT	3,118,000	755,089

TOTAL HONG KONG		27,631,163

ITALY — (0.1%)
Immobiliare Grande Distribuzione SpA	368,066	792,853

JAPAN — (13.0%)
#Advance Residence Investment	267	1,092,142
#BLife Investment Corp.	146	710,627
#Crescendo Investment Corp.	353	551,345
#DA Office Investment Corp.	875	2,415,506
FC Residential Investment	50	108,434
Frontier Real Estate Investment Corp.	595	4,484,008
Fukuoka REIT Corp.	387	2,217,565
#Global One Real Estate Investment Co.	439	2,933,858
#Hankyu REIT, Inc.	346	1,500,007

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Japan Excellent, Inc.	687	$3,224,886
Japan Hotel and Resort, Inc.	353	500,758
Japan Logistics Fund, Inc.	565	4,293,002
#Japan Office Investment Corp.	542	568,154
Japan Prime Realty Investment Corp.	2,682	5,840,893
Japan Real Estate Investment Corp.	1,633	13,029,902
#Japan Rental Housing Investment, Inc.	191	307,829
Japan Retail Fund Investment	1,570	7,381,067
Japan Single-Residence REIT, Inc.	107	122,281
#Joint REIT Investment Corp.	335	725,634
#Kenedix Realty Investment Corp.	792	2,271,379
#LaSalle Japan REIT, Inc.	406	544,759
LCP Investment Corp.	181	143,976
MID REIT, Inc.	780	1,756,243
#Mori Hills REIT Investment Corp.	492	1,542,398
#MORI TRUST Sogo REIT, Inc.	494	3,798,479
#Nippon Accommodations Fund, Inc.	421	2,326,186
Nippon Building Fund, Inc.	1,884	15,443,177
Nippon Commercial Investment Corp.	1,107	1,927,486
Nippon Hotel Fund Investment Corp.	143	249,528
Nippon Residential Investment Corp.	1,024	2,704,302
#Nomura Real Estate Office Fund, Inc.	1,246	7,698,702
#Nomura Real Estate Residential Fund, Inc.	328	1,552,281
Orix Jreit, Inc.	1,134	5,194,029
#Premier Investment Co.	538	2,034,580
#Prospect REIT Investment Corp.	146	126,018
#TGR Investment, Inc.	93	105,546
#TOKYU REIT, Inc.	697	3,503,253
#Top REIT, Inc.	621	2,749,431
United Urban Investment Corp.	857	4,999,093

TOTAL JAPAN		112,678,744

NETHERLANDS — (4.0%)
#Corio NV	194,995	13,222,285
Eurocommercial Properties NV	98,088	4,249,401
Nieuwe Steen Investments NV	145,138	2,775,120
Vastned Offices/Industrial NV	85,496	1,482,245
#VastNed Retail NV	61,128	4,076,447
#Wereldhave NV	87,503	8,542,822

TOTAL NETHERLANDS		34,348,320

NEW ZEALAND — (0.8%)
#AMP NZ Office Trust	2,426,802	1,457,956
#Goodman Property Trust	2,766,844	2,058,387
ING Medical Properties Trust	23,349	20,416
ING Property Trust	1,431,119	807,046
Kiwi Income Property Trust	3,036,437	2,361,197
Property for Industry, Ltd.	363,759	312,017

TOTAL NEW ZEALAND		7,017,019

SINGAPORE — (5.0%)
Ascendas India Trust	50,000	33,178
Ascendas REIT	5,236,000	6,805,677
Ascott Residence Trust	1,683,000	1,254,757
#Cambridge Industrial Trust	2,993,000	982,615
CapitaCommercial Trust	9,676,000	7,274,904
CapitaMall Trust	8,698,300	9,770,603
#Capitaretail China Trust	1,972,000	1,569,839
#Cdl Hospitality Trusts	1,501,000	1,680,173
Frasers Centrepoint Trust	1,315,000	1,124,040
#Frasers Commercial Trust	2,124,000	217,306

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
K-REIT Asia	495,000	$363,000
#Macarthurcook Industrial REIT	183,000	53,512
#Mapletree Logistics Trust	6,565,250	3,494,676
Parkway Life REIT	764,000	665,784
#Starhill Global REIT	6,392,000	2,624,355
Suntec REIT	6,516,000	5,542,650

TOTAL SINGAPORE		43,457,069

SOUTH AFRICA — (1.2%)
Capital Property Fund	1,417,528	1,225,051
Emira Property Fund	1,369,077	1,963,337
Fountainhead Property Trust	4,059,602	3,300,376
SA Corporate Real Estate Fund	8,522,632	2,822,144
Sycom Property Fund	548,188	1,316,068

TOTAL SOUTH AFRICA		10,626,976

TAIWAN — (0.4%)
Cathay No.1 REIT	5,284,000	1,754,491
Cathay No.2 REIT	2,247,000	734,898
Fubon No.2 REIT	2,287,000	748,199
Shin Kong No.1 REIT	1,846,000	565,331

TOTAL TAIWAN		3,802,919

UNITED KINGDOM — (15.1%)
A & J Mucklow Group P.L.C.	245,768	1,255,692
*Big Yellow Group P.L.C.	435,712	2,787,339
British Land Co. P.L.C.	3,002,251	23,249,638
Derwent London P.L.C.	487,068	9,921,298
#Great Portland Estates P.L.C.	1,223,426	4,944,721
Hammerson P.L.C.	2,396,955	15,898,980
Land Securities Group P.L.C.	3,104,143	33,587,116
Liberty International P.L.C.	1,794,983	13,250,009
McKay Securities P.L.C.	301,723	752,708
Primary Health Properties P.L.C.	334,441	1,534,133
Segro P.L.C.	2,987,900	17,218,157
Shaftesbury P.L.C.	977,674	6,022,655
Workspace Group P.L.C.	1,408,408	472,766

TOTAL UNITED KINGDOM		130,895,212

TOTAL COMMON STOCKS		738,562,504

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
*K-REIT Asia Rights 11/13/09	495,000	38,850

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $3,915,000 FNMA 6.50%, 06/25/39, valued at $4,213,519) to be repurchased at $4,146,066	$4,146	$4,146,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.5%)
§@DFA Short Term Investment Fund LP	125,600,221	125,600,221
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $108,366) to be repurchased at $106,242	$106	106,241

TOTAL SECURITIES LENDING COLLATERAL		125,706,462

TOTAL INVESTMENTS — (100.0%) (Cost $1,087,597,780)		$868,453,816

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (91.0%)
AUSTRALIA — (6.9%)
#Adelaide Brighton, Ltd.	8,169,854	$20,554,555
*Aditya Birla Minerals, Ltd.	1,798,940	2,016,073
Adtrans Group, Ltd.	120,376	342,361
#*AED Oil, Ltd.	44,445	21,983
Aevum, Ltd.	414,177	553,632
#AJ Lucas Group, Ltd.	467,259	1,801,669
#Alesco Corp., Ltd.	1,965,343	8,810,350
Altium, Ltd.	88,591	19,675
#*Amadeus Energy, Ltd.	1,986,783	485,457
Amalgamated Holdings, Ltd.	1,493,352	8,019,415
Amcom Telecommunications, Ltd.	5,033,436	993,000
AP Eagers, Ltd.	83,796	775,620
#APN News & Media, Ltd.	3,485,179	6,957,924
Ariadne Australia, Ltd.	355,965	88,115
#Ausdrill, Ltd.	2,733,818	4,124,612
Ausenco, Ltd.	33,457	144,253
Austal, Ltd.	654,587	1,419,113
Austereo Group, Ltd.	6,361,682	8,459,465
#*Australian Agricultural Co., Ltd.	5,659,228	7,334,297
Australian Pharmaceutical Industries, Ltd. (6002840)	91,706	60,972
*Australian Pharmaceutical Industries, Ltd. (60028RR)	78,204	52,444
Australian Worldwide Exploration, Ltd.	2,892,909	6,631,353
#Automotive Holdings Group, Ltd.	368,640	717,828
*Avexa, Ltd.	1,099,276	171,804
AVJennings, Ltd.	18,200	8,659
#AWB, Ltd.	13,522,637	14,765,698
Bank of Queensland, Ltd.	434,497	4,756,440
#Beach Petroleum, Ltd.	18,861,191	13,230,025
#Bendigo Bank, Ltd.	2,355,046	19,085,796
#Bendigo Mining, Ltd.	3,716,063	765,476
*Bisalloy Steel Group, Ltd.	1,848,320	357,735
#Boom Logistics, Ltd.	1,659,893	839,713
#Breville Group, Ltd.	2,458,212	4,933,756
#Brickworks, Ltd.	266,159	3,101,225
BSA, Ltd.	1,462,132	324,986
Calliden Group, Ltd.	4,166,068	1,227,891
*Cape Lambert Iron Ore, Ltd.	3,582,386	1,538,720
*Capral, Ltd.	422,943	12,414
*Cardno, Ltd.	1,794	7,729
*CDS Technologies, Ltd.	15,209	13,006
#Centennial Coal Co., Ltd.	6,314,118	17,634,178
Challenger Financial Services Group, Ltd.	4,305,538	14,158,475
*Chandler Macleod Group, Ltd.	8,917	1,372
*Circadian Technologies, Ltd.	144,361	95,347
*Citigold Corp., Ltd.	9,990,879	1,242,812
Clough, Ltd.	4,946,376	3,681,444
#*Coal of Africa, Ltd.	1,194,285	1,973,396
*Coffey International, Ltd.	40,356	79,044
*Cooper Energy, Ltd.	549,593	235,639
Coventry Group, Ltd.	559,502	845,203
#Crane Group, Ltd.	2,304,289	18,568,153
*Credit Corp. Group, Ltd.	34,329	69,146
#*Deep Yellow, Ltd.	5,006,288	1,593,254
Devine, Ltd.	2,481,462	1,033,047
*DKN Financial Group, Ltd.	3,703	2,284
#Downer EDI, Ltd.	3,069,424	23,365,680
#*Elders, Ltd.	89,459,522	14,671,972
Emeco Holdings, Ltd.	7,500,080	5,799,480

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Energy Developments, Ltd.	4,450,204	$9,545,066
*EServGlobal, Ltd.	39,602	19,922
#*Ferraus, Ltd.	142,381	93,920
#FKP Property Group, Ltd.	13,675,276	8,428,405
#FlexiGroup, Ltd.	181,780	245,094
*Forest Enterprises Australia, Ltd.	10,714,725	731,271
*Funtastic, Ltd.	143,908	30,204
Gazal Corp., Ltd.	94,845	116,963
#*Geodynamics, Ltd.	452,871	366,668
*Globe International, Ltd.	37,983	14,371
Goodman Fielder, Ltd.	6,715,634	9,633,287
Gowing Bros., Ltd.	24,954	61,108
#*Graincorp, Ltd. Series A	1,177,167	7,318,710
Gunns, Ltd.	15,479,938	13,948,713
#GWA International, Ltd.	3,907,705	9,939,850
Hastie Group, Ltd.	1,820,261	3,070,497
#Healthscope, Ltd.	227,867	967,066
*Heron Resources, Ltd.	673,833	161,631
*HFA Holdings, Ltd.	946,059	197,694
HGL, Ltd.	553,377	541,207
Hillgrove Resources, Ltd.	1,294,622	370,583
#Hills Industries, Ltd.	400,039	734,670
*Hudson Investment Group, Ltd.	297,500	27,449
IDT Australia, Ltd.	54,605	73,338
iiNet, Ltd.	501,740	832,550
#*Iluka Resources, Ltd.	6,708,230	20,782,303
Imdex, Ltd.	657,192	497,776
Infigen Energy, Ltd.	1,244,178	1,584,972
IOOF Holdings, Ltd.	2,162,141	10,129,335
#iSOFT Group, Ltd.	928,837	664,222
*Jetset Travelworld, Ltd.	2,910	3,597
K&S Corp., Ltd.	104,500	269,260
#*Kagara, Ltd.	2,721,113	2,398,293
*Lednium, Ltd.	438,495	31,577
Lemarne Corp., Ltd.	90,841	366,394
*Lend Lease Primelife, Ltd.	81,000	21,799
#*Lynas Corp., Ltd. (6121176)	1,316,369	554,357
*Lynas Corp., Ltd. (B4T1K12)	92,721	40,479
#Macarthur Coal, Ltd.	230,034	1,723,090
MacMahon Holdings, Ltd.	7,051,824	3,519,752
#Macquarie Media Group, Ltd. (B1FQWB4)	663,244	1,084,638
*Macquarie Media Group, Ltd. (B50HWQ5)	663,244	1,104,481
*Macquarie Telecom Group, Ltd.	30,330	100,375
*Magellan Petroleum Corp.	52,477	68,966
#*Marion Energy, Ltd.	1,287,379	147,262
*Maryborough Sugar Factory, Ltd.	1,946	4,016
MaxiTRANS Industries, Ltd.	4,358,000	1,734,774
*McPherson’s, Ltd.	1,288,614	3,353,975
#*MEO Australia, Ltd.	546,384	270,171
*Mercury Mobility, Ltd.	634,701	54,276
*Metals X, Ltd.	124,035	13,739
#*Minara Resources, Ltd.	4,076,237	3,148,163
*Mineral Deposits, Ltd.	5,084,990	4,416,887
#*Moly Mines, Ltd.	336,341	265,456
#*Mosaic Oil NL	3,340,836	356,959
Namoi Cotton Cooperative, Ltd.	801,979	326,798
National Can Industries, Ltd.	18,850	20,361
New Hope Corp., Ltd.	38,602	143,967
#Nomad Building Solutions, Ltd.	476,552	333,743
*Pacific Brands, Ltd.	29,002,108	33,770,277
Panoramic Resources, Ltd.	210,000	431,190

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Paperlinx, Ltd.	12,886,570	$6,264,341
*Payce Consolidated, Ltd.	179,001	116,012
*Petsec Energy, Ltd.	429,137	106,657
Photon Group, Ltd.	823,348	1,314,627
*Plantcorp NL	14,403	—
*PMP, Ltd.	7,058,639	3,745,884
PPK Group, Ltd.	613,000	213,277
Premier Investments, Ltd.	134,462	984,068
Prime Media Group, Ltd.	2,870,888	2,072,221
#Programmed Maintenance Service, Ltd.	917,460	3,551,149
RCR Tomlinson, Ltd.	113,053	114,756
*Regional Express Holdings, Ltd.	21,861	24,206
#*Resolute Mining, Ltd.	3,503,662	2,232,205
*Resource Generation, Ltd.	65,986	31,370
*RHG, Ltd.	80,545	51,038
Ridley Corp., Ltd.	8,503,414	8,103,271
#*Roc Oil Co., Ltd.	8,300,570	4,500,691
#Service Stream, Ltd.	1,579,662	562,021
#Seven Network, Ltd.	1,651,335	9,521,127
Sigma Pharmaceuticals, Ltd.	8,206,460	6,869,460
Skilled Group, Ltd.	17,710	35,567
SP Telemedia, Ltd.	1,669,898	2,000,122
#*Sphere Investments, Ltd.	560,515	443,228
Spotless Group, Ltd.	1,469,737	3,305,334
#*St. Barbara, Ltd.	543,721	147,136
Straits Resources, Ltd.	3,409,460	4,813,197
*Strike Resources, Ltd.	278,159	210,088
#STW Communications Group, Ltd.	1,771,587	1,321,273
#Sunland Group, Ltd.	5,108,129	3,315,326
*Swick Mining Services, Ltd.	143,281	71,722
*Tap Oil, Ltd.	231,813	216,952
Tassal Group, Ltd.	187,040	295,683
#Ten Network Holdings, Ltd.	596,958	814,968
#Thakral Holdings Group, Ltd.	11,336,632	4,406,156
#*Timbercorp, Ltd.	5,751,689	227,804
#*Toro Energy, Ltd. (B0Z3S54)	871,134	130,658
*Toro Energy, Ltd. (B0Z3SRR)	306,886	46,961
Tower Australia Group, Ltd.	5,409,145	14,259,600
#Troy Resources NL	43,642	90,237
Trust Co., Ltd.	31,942	175,672
*Tutt Bryant Group, Ltd.	5,397	3,603
#UXC, Ltd.	3,052,208	2,299,526
Village Roadshow, Ltd.	1,765,904	2,758,844
#*Virgin Blue Holdings, Ltd.	23,640,243	10,518,728
Vision Group Holdings, Ltd.	391,674	404,528
#Watpac, Ltd.	282,317	370,695
#*Wattyl, Ltd.	2,753,935	2,526,490
Webster, Ltd.	470,260	214,637
Whitehaven Coal, Ltd.	380,649	1,319,667
WHK Group, Ltd.	292,761	272,744
#Wide Bay Australia, Ltd.	24,070	193,851

TOTAL AUSTRALIA		519,372,460

AUSTRIA — (1.0%)
#Agrana Beteiligungs AG	90,761	8,579,731
Allgemeine Sparkasse Baugesellschaft AG	120	22,426
#*A-TEC Industries AG	202,339	3,085,844
*CA Immobilien Anlagen AG	281,834	4,171,159
#Flughafen Wien AG	165,182	8,290,750
*Frauenthal Holding AG	13,080	146,297
Lenzing AG	4,089	1,401,758

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Linz Textil Holding AG	212	$34,646
#Mayr-Melnhof Karton AG	123,968	11,679,511
Oberbank AG	39,030	2,434,822
Strabag SE	98,079	3,015,475
Uniqa Versicherungen AG	91,511	1,803,462
Voestalpine AG	27,613	944,198
*Wienerberger AG	1,587,273	28,673,473
*Wolford AG	29,945	530,702
*Zumtobel AG	185,736	3,210,936

TOTAL AUSTRIA		78,025,190

BELGIUM — (1.4%)
Ackermans & van Haaren NV	141,005	10,207,379
*Agfa-Gevaert NV	1,922,398	11,580,024
Banque Nationale de Belgique SA	3,999	20,214,497
#*Barco NV	132,159	5,317,039
Bekaert SA	91,044	11,708,992
Compagnie d’Entreprises CFE	37,394	2,128,725
Compagnie Immobiliere de Belgique SA	44,570	1,354,466
#D’Ieteren SA	43,782	15,871,388
#Euronav SA	182,939	3,566,751
Floridienne SA	1,900	265,587
*Integrated Production & Test Engineering NV	28,600	120,397
Jensen-Group NV	55,338	537,688
*Nyrstar NV	103,460	1,205,980
Omega Pharma SA	4,951	243,511
#*Option NV	114,120	216,016
*Papeteries Catala SA	450	38,410
#*RealDolmen NV	121	2,528
Recticel SA	386,395	2,894,160
Rosier SA	200	80,380
SAPEC SA	8,276	761,379
Sioen Industries NV	85,817	542,677
*Spector Photo Group SA	58,991	73,724
*Systemat-Datarelay SA	84,632	569,972
Tessenderlo Chemie NV	467,806	17,139,755
*VPK Packaging Group SA	725	25,607
*Zenitel VVPR	29,712	24,910

TOTAL BELGIUM		106,691,942

CANADA — (7.6%)
*20-20 Technologies, Inc.	7,700	21,455
*Aastra Technologies, Ltd.	4,300	124,186
*Advantage Oil & Gas, Ltd.	1,024,097	6,397,944
*Ainsworth Lumber Co., Ltd.	3,767	6,127
Akita Drilling, Ltd.	7,500	66,610
*Alexis Minerals Corp.	264,000	95,153
*Amerigo Resources, Ltd.	487,009	306,054
#*Anderson Energy, Ltd.	1,608,711	1,471,858
Andrew Peller, Ltd.	19,200	141,953
*Antrim Energy, Inc.	1,335,832	1,592,554
#*Anvil Mining, Ltd.	844,356	2,348,793
*Atna Resource, Ltd.	79,567	55,150
*ATS Automation Tooling System, Inc.	1,219,229	7,042,356
*Baffinland Iron Mines Corp.	328,739	164,058
*Baja Mining Corp.	160,087	116,879
#*Ballard Power Systems, Inc.	1,543,351	3,351,855
#*Berens Energy, Ltd.	60,000	63,768
#Biovail Corp.	43,481	586,685
*Blackpearl Resources, Inc.	256,900	510,452
*Boralex, Inc. Class A	217,242	1,786,843

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Brampton Brick, Ltd. Series A	9,900	$58,464
*Breaker Energy, Ltd.	324,200	1,611,937
#*Breakwater Resources, Ltd.	2,501,966	890,215
*Canaccord Capital, Inc.	200,600	2,106,017
#*Canadian Royalties, Inc.	399,180	250,859
Canam Group, Inc. Class A	827,000	5,281,244
*Candente Resource Corp.	78,365	31,504
#*Canfor Corp.	2,120,413	11,855,736
Cascades, Inc.	1,838,896	11,896,190
*Catalyst Paper Corp.	8,344,025	2,043,498
CCL Industries, Inc. Class B	185,700	3,854,556
*CE Franklin, Ltd.	800	4,806
*Celestica, Inc.	4,081,842	33,649,120
*Chariot Resouces, Ltd.	1,067,900	296,077
*CIC Energy Corp.	845	1,367
*Cinch Energy Corp.	157,594	218,466
#*Clarke, Inc.	411,711	1,240,403
*Claude Resources, Inc.	85,896	61,125
Cogeco Cable, Inc.	116,300	3,329,767
#*Compton Petroleum Corp.	2,602,800	2,645,978
*Connacher Oil & Gas, Ltd.	4,688,053	4,289,240
#*Consolidated Thompson Iron Mines, Ltd.	108,560	501,640
*CoolBrands International, Inc.	314,700	244,303
*Corridor Resources, Inc.	51,531	150,014
Corus Entertainment, Inc. Class B	99,800	1,640,813
*Cott Corp.	29,000	229,416
#*Crew Energy, Inc.	785,152	7,190,847
*Crew Gold Corp.	2,787	644
*Crowflight Minerals, Inc.	318,172	69,101
*Crystallex International Corp.	48,156	10,681
Dalsa Corp.	200,800	1,300,871
#*Daylight Resources Trust	1,457,192	11,662,380
#*Delphi Energy Corp.	1,274,600	1,814,042
#*Denison Mines Corp.	3,612,560	5,508,732
Dorel Industries, Inc. Class B	842,000	22,589,769
*Dundee Corp. Class A Subordinate Voting	315,146	3,261,989
#*Dundee Precious Metals, Inc.	356,807	1,190,401
*Eastern Platinum, Ltd.	3,593,662	2,391,236
*E-L Financial Corp., Ltd.	300	131,694
Enghouse Systems, Ltd.	10,400	65,357
#*Epsilon Energy, Ltd.	292,967	541,504
Equitable Group, Inc.	24,450	465,478
*Euro Goldfields, Ltd.	291,300	1,642,188
Exco Technologies, Ltd.	52,600	85,070
*Exfo Electro-Optical Engineering, Inc.	12,212	44,580
*Fairborne Energy, Ltd.	758,297	3,118,545
*Flint Energy Services, Ltd.	581,700	6,316,691
#*Formation Capital Corp.	516,900	133,757
Forzani Group, Ltd. Class A	399,300	4,612,772
*Fronteer Development Group, Inc.	321,625	1,224,615
*Galleon Energy, Inc. Class A	966,510	4,859,123
*Garda World Security Corp. Class A	17,700	153,927
Gennum Corp.	9,100	35,658
*Glacier Media, Inc.	15,600	26,672
#*Golden Star Resources, Ltd.	5,033,457	15,676,494
*Grande Cache Coal Corp.	1,127,700	3,887,363
Groupe Aeroplan, Inc.	753,140	6,445,244
*Guardian Capital Group, Ltd.	200	1,331
Harry Winston Diamond Corp.	265,612	2,177,329
*Hemisphere GPS, Inc.	806,520	708,095
*Heroux-Devtek, Inc.	359,489	1,667,792

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Hillsborough Resources, Ltd.	300,100	$127,578
*Horizon North Logistics, Inc.	4,901	6,568
*HudBay Minerals, Inc.	1,137,163	14,723,584
#*Imperial Metals Corp.	13,621	70,871
*Innergex Renewable Energy, Inc.	2,500	12,014
*Insignia Energy, Ltd.	52,180	96,447
*Intermap Technologies, Ltd.	16,600	38,353
*International Forest Products, Ltd. Series A	701,377	1,944,578
International Royalty Corp.	742,193	2,812,246
*Intertape Polymer Group, Inc.	702,700	1,220,901
#*Iteration Energy, Ltd.	2,450,946	2,582,208
Kingsway Financial Services, Inc.	999,791	3,797,552
#Laurentian Bank of Canada	689,000	25,170,898
Linamar Corp.	967,916	13,507,261
*Linear Gold Corp.	92,400	172,495
*Lundin Mining Corp.	6,297,886	25,318,427
*Mahalo Energy, Ltd.	497,136	6,892
Maple Leaf Foods, Inc.	271,600	2,813,766
*March Networks Corp.	15,797	56,207
*Martinrea International, Inc.	1,217,800	8,080,776
#*MDS, Inc.	2,721,327	21,528,173
#*Mega Uranium, Ltd.	1,218,452	822,023
Methanex Corp.	58,000	1,000,213
#*Midnight Oil Exploration, Ltd.	90,700	92,205
Mosaid Technologies, Inc.	22,836	347,167
Mullen Group, Ltd.	36,900	533,695
*Nautilus Minerals, Inc.	140,356	153,061
#*New Gold, Inc.	2,473,280	8,960,083
#Newalta, Inc.	184,000	1,300,864
*Northgate Minerals Corp.	1,278,100	3,271,879
#*OceanaGold Corp.	2,309,834	2,433,539
*Olympus Pacific Minerals, Inc.	78,500	19,588
*Ondine Biopharma Corp.	9,000	499
#*Open Range Energy Corp.	28,200	53,426
#*OPTI Canada, Inc.	5,697,042	10,003,586
*Orleans Energy, Ltd.	162,831	350,627
*Orvana Minerals Corp.	36,465	28,645
#*Paramount Resources, Ltd. Class A	682,750	8,505,587
#*PetroBakken Energy, Ltd.	17,221	496,873
#*Petrolifera Petroleum, Ltd.	343,400	285,624
*Polaris Miner Corp.	59,600	98,594
#Progress Energy Resources Corp.	123,731	1,582,586
*ProspEx Resouces, Ltd.	131,700	118,062
Pulse Seismic, Inc.	977,500	1,038,885
*QLT, Inc.	990,285	3,340,456
#*Quadra Mining, Ltd.	503,900	7,022,607
Quebecor, Inc. Class B	115,000	2,349,845
Quest Capital Corp.	2,067,264	2,044,242
*Richmont Mines, Inc.	255,800	692,661
*Rock Energy, Inc.	37,400	104,383
*RONA, Inc.	1,152,917	15,779,955
#Russel Metals, Inc.	83,880	1,225,584
Samuel Manu-Tech, Inc.	55,000	222,125
#Savanna Energy Services Corp.	1,508,451	10,023,347
Sherritt International Corp.	5,573,711	35,748,398
#*Shore Gold, Inc.	2,088,500	1,737,119
*Sierra Wireless, Inc.	447,256	4,021,811
*Sino-Forest Corp.	843,691	11,875,065
#*Sprott Resource Corp.	211,654	751,122
*Stornoway Diamond Corp.	314,000	84,155
*TLC Vision Corp.	860,286	182,862

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Torstar Corp. Class B	88,271	$628,963
Total Energy Services, Inc.	61,142	262,186
#Transcontinental, Inc. Class A	851,790	10,225,731
Trinidad Drilling, Ltd.	1,403,752	9,171,967
*Turnkey E&P, Inc.	26,400	976
#*Uranium One, Inc.	1,236,500	3,508,207
*Ur-Energy, Inc.	927,500	771,452
*Vector Aerospace Corp.	3,510	19,820
*Vero Energy, Inc.	404,381	1,464,973
#*Viterra, Inc.	3,936,739	37,473,695
*Vitran Corp., Inc.	4,000	34,194
*West Energy, Ltd.	810,134	1,916,679
#West Fraser Timber Co., Ltd.	499,801	12,055,641
*Western Coal Corp.	198,100	512,620
Western Financial Group, Inc.	115,153	239,448
*Westjet Airlines, Ltd.	100,365	1,018,444
Wi-LAN, Inc.	1,337,539	2,694,732
Winpak, Ltd.	22,642	159,658
*Xceed Mortgage Corp.	155,600	245,900
*Xtreme Coil Drilling Corp.	4,123	18,671
*Yukon-Nevada Gold Corp.	242,705	60,561

TOTAL CANADA		570,920,821

DENMARK — (0.5%)
*Aktieselskabet Morso Bank	240	32,140
*Aktieselskabet Skjern Bank A.S.	2,002	72,116
#*Alm. Brand A.S.	193,479	4,712,430
#*Amagerbanken A.S.	84,903	934,552
*Andersen & Martini A.S. Series B	3,500	22,319
Arkil Holdings A.S. Series B	920	139,444
#Auriga Industries A.S. Series B	96,067	1,621,969
*Brodrene Hartmann A.S. Series B	58,265	840,611
*Brondbyernes IF Fodbold A.S. Series B	57,563	341,365
*Capinordic A.S.	330,542	177,436
D/S Norden A.S.	6,056	226,936
*Dalhoff, Larson & Horneman A.S. Series B	77,999	374,645
#*DFDS A.S.	68,427	4,698,736
*DiBa Bank A.S.	7,224	146,504
*Djursland Bank A.S.	6,350	197,720
#*Fionia Holding A.S	93,028	—
*GN Store Nord A.S.	579,539	3,253,831
*GPV Industi A.S.	6,000	35,592
#*Greentech Energy Systems A.S.	298,499	1,483,575
#*H&H International A.S. Series B	5,790	296,225
Harboes Bryggeri A.S.	7,700	182,210
Hojgaard Holding A.S. Series B	15,113	594,319
*Jyske Bank A.S.	13,688	510,892
*Lan & Spar Bank A.S.	5,706	317,867
*Max Bank	3,110	54,114
*Migatronic A.S. Series B	1,321	32,545
*Mons Bank A.S.	1,970	48,571
*Nordjyske Bank A.S.	13,580	309,897
*Norresundby Bank A.S.	4,630	163,998
NTR Holdings A.S.	3,950	40,105
*Ostjydsk Bank A.S.	78	7,263
Per Aarsleff A.S. Series B	27,740	2,972,227
*RTX Telecom A.S.	9,301	13,368
*Salling Bank A.S.	600	57,743
*Sanistal A.S. Series B	10,690	174,405
Schouw & Co. A.S.	260,096	5,087,519
*Selskabet af 27. november 2008 A.S.	6,993	—

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
#*Sjaelso Gruppen A.S.	144,802	$424,103
*Skaelskor Bank	2,715	38,316
*SKAKO Industries A.S.	19,850	195,017
*Skandinavian Brake Systems A.S.	1,925	12,453
*Sparbank A.S.	13,879	348,174
*Sparekassen Faaborg A.S.	3,017	513,225
*TK Development A.S.	182,363	860,357
#*TopoTarget A.S.	389,204	197,765
Torm A.S.	229,315	2,453,162
Torm A.S. ADR	7,210	76,426
*Totalbanken	3,000	77,150
*Vestfyns Bank A.S.	500	57,160
*Vestjysk Bank A.S.	108,992	2,252,412

TOTAL DENMARK		37,680,909

FINLAND — (2.9%)
Ahlstrom Oyj	38,067	522,184
Alandsbanken AB Series A	5,700	255,126
*Amanda Capital Oyj	190,425	504,042
Amer Sports Oyj Series A	513,235	4,495,109
Atria P.L.C.	33,126	618,182
#Cargotec Oyj Series B	133,135	2,851,525
Componenta Oyj	93,200	561,427
#Cramo Oyj	201,735	3,267,576
Digia P.L.C.	71,020	321,481
Efore Oyj	128,440	160,293
#*Elcoteq SE	305,366	489,076
*Elektrobit Corp.	11,512	11,856
#*Finnair Oyj	854,902	4,861,016
#*Finnlines Oyj	614,000	6,320,679
Fiskars Oyj Abp Series A	170,437	2,411,736
HKScan Oyj Series A	277,762	3,602,033
*Honkarakenne Oyj Series B	13,207	64,009
#Huhtamaki Oyj	1,826,851	24,693,015
Julius Tallberg-Kiinteistoet Oyj Series B	69,606	320,350
#Kemira Oyj	1,754,896	27,826,374
Kesko Oyj	62,187	2,069,527
Laennen Tehtaat Oyj	59,644	1,306,818
Lemminkainen Oyj	72,800	2,785,664
#*M-Real Oyj Series B	1,310,196	1,903,249
Neomarkka Oyj	10,568	87,004
Okmetic Oyj	318,661	1,168,786
Olvi Oyj Series A	77,381	2,767,751
#Outokumpu Oyj Series A	2,864,481	47,366,190
PKC Group Oyj	11,995	96,891
#Pohjola Bank P.L.C.	3,363,010	37,370,684
Raisio P.L.C.	1,410,904	5,269,612
#Rautaruukki Oyj Series K	1,108,900	22,603,880
Raute Oyj Series A	26,100	282,838
Scanfil Oyj	11,900	45,327
*SSH Communications Oyj	278,399	290,460
*Stonesoft Oyj	203,092	164,331
Tecnomen Lifetree Oyj	1,250,943	1,690,476
*Tiimari P.L.C.	41,750	87,720
Trainers’ House P.L.C.	107,000	81,905
Tulikivi Oyj	23,924	36,964
Turkistuottajat Oyj	14,600	184,827
Viking Line Abp	17,451	846,572
#Yit Oyj	307,321	5,935,425

TOTAL FINLAND		218,599,990

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (6.1%)
#*Altran Technologies SA	583,719	$2,809,596
#*Archos SA	19,972	137,801
Arkema SA	1,028,400	39,258,912
#*Atari SA	89,566	1,059,422
*Atos Origin SA	752,174	35,214,237
Aubay SA	68,462	403,000
#Bonduelle SCA	66,834	7,662,084
*Bongrain SA	158,857	11,982,225
Burelle SA	11,385	1,453,810
#Carbone Lorraine SA	101,812	3,488,407
CEGID Group SA	11,472	266,838
Ciments Francais SA	30,120	3,282,457
#*Club Mediterranee SA	398,869	8,091,399
*Compagnie Generale de Geophysique-Veritas SA	585,184	11,589,744
#*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	61,512	1,220,398
*Compagnie International Andre Trigano SA	2,091	176,940
Damartex SA	800	17,512
Delachaux SA	14,136	976,923
Esso S.A.F.	22,557	3,088,124
Establissements Maurel et Prom SA	233,891	4,702,023
*Etam Developpement SA	39,119	854,626
Euler Hermes SA	55,020	4,367,860
*Euro Disney SCA (4320878)	36	6
#*Euro Disney SCA (B29QD14)	114,099	904,791
*Explosifs et de Produits Chimiques	312	145,136
Fleury Michon SA	17,956	1,013,494
Fromageries Bel SA	3,875	761,096
*Gascogne SA	20,822	979,948
Gaumont SA	22,166	1,342,108
Gevelot SA	4,329	158,387
GFI Informatique SA	897,652	4,415,186
Gifi SA	5,767	383,120
Ginger Groupe Ingenierie Europe SA	10,575	214,718
GL Events SA	4,483	104,609
*Groupe Eurotunnel SA	514,283	5,083,939
#*Groupe Flo SA	69,359	414,508
*Groupe Gorge	596	7,188
Groupe Guillin SA	480	35,166
*Groupe Partouche SA	5,188	23,650
#Groupe Steria SCA	386,859	11,557,309
Guyenne et Gascogne SA	84,166	8,413,631
#Haulotte Group SA	24,376	265,562
#Havas SA	8,111,619	30,830,117
*Henri Maire	1,252	11,792
Idsud SA	2,129	92,340
*Immobiliere et Hoteliere SA	27,700	52,586
#*IMS International Metal Service SA	174,174	2,951,999
Korian SA	5,118	147,161
*Lafuma SA	20,797	339,614
Lisi SA	54,099	2,461,668
#*Manitou BF SA	1,429	20,757
Manutan International SA	24,370	1,330,178
*MGI Coutier SA	10,254	256,535
*Montupet SA	168,782	1,036,122
Mr. Bricolage SA	125,040	2,249,290
#Nexans SA	593,945	41,941,024
Nexity SA	279,933	10,413,623
#*Orco Property Group SA	87,755	881,269
*Osiatis	1,618	7,302
Paris Orleans et Cie SA	11,591	366,636
Pierre & Vacances SA	77,783	6,410,322

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Plastic Omnium SA	191,949	$5,471,912
#Plastivaloire SA	32,225	663,900
PSB Industries SA	14,760	391,350
Radiall SA	19,786	1,396,928
#Rallye SA	413,283	14,031,748
*Recylex SA	77,468	994,912
#Remy Cointreau SA	310,100	14,972,125
#*Rexel SA	888,850	11,861,365
Robertet SA	1,630	196,436
*Rodriguez Group SA	27,733	118,358
*Rougier SA	10,353	414,011
*S.T. Dupont SA	87,317	26,926
Sabeton SA	18,460	297,633
SAM	600	22,012
SAMSE SA	243	19,688
SCOR SE	575,657	14,650,972
#Securidev SA	16,908	452,554
Signaux Girod SA	6,528	483,742
Societe de Developpement Regional de la Bretagne	12,398	23,752
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	70,640	5,080,301
#*Societe Industrielle D’Aviations Latecoere SA	92,999	879,231
#*Soitec SA	1,150,443	15,696,283
Sperian Protection SA	131,095	9,350,440
*Spir Communication SA	9,585	281,576
#Sucriere de Pithiviers Le Vieil	3,377	3,124,901
#Teleperformance SA	347,502	11,157,013
#*Theolia SA	36,952	209,742
#*THOMSON	9,773,616	13,533,349
*Tivoly SA	1,755	27,353
Tonnellerie Francois Freres SA	5,958	278,277
Trigano SA	76,085	1,102,060
*Valeo SA	1,402,110	38,061,454
*Valtech SA	543,034	326,380
Vilmorin & Cie SA	35,644	3,904,567
Vranken Pommery Monopole SA	54,655	2,491,963
Wendel	26,304	1,459,003
Zueblin Immobiliere France SA	6,841	48,326

TOTAL FRANCE		453,630,768

GERMANY — (5.8%)
A.S. Creation Tapeton AG	21,970	726,662
*AAP Implantate AG	61,114	104,465
#*Aareal Bank AG	216,466	4,681,228
ADCapital AG	135,889	1,335,523
#*ADVA AG Optical Networking	224,610	763,479
*Air Berlin P.L.C.	2,397	12,219
*Analytik Jena AG	89,486	1,164,803
Andreae-Noris Zahn AG	37,245	1,316,074
Augusta Technologie AG	95,227	1,304,115
#Aurubis AG	1,148,031	45,536,498
Baader Bank AG	431,764	2,020,446
*Balda AG	25,724	68,484
*Beate Uhse AG	84,361	81,655
Bechtle AG	192,431	4,555,313
*Beta Systems Software AG	62,550	241,904
#Bilfinger Berger AG	956,696	61,253,282
*Biolitec AG	30,051	173,846
Biotest AG	53,556	3,348,852
*BMP AG	11,682	14,415
*Boewe Systec AG	15,333	131,788
*Borussia Dortmund GmbH & Co. KGaA	362,701	495,610

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Caatoosee AG	16,700	$10,826
Cewe Color Holding AG	35,973	1,226,129
*Cinemaxx AG	3,100	4,983
Comdirect Bank AG	469,498	4,106,491
#*Conergy AG	1,010,416	1,090,919
*Constantin Medien AG	415,597	1,056,152
*CropEnergies AG	12,594	62,043
D. Logistics AG	414,875	751,423
DAB Bank AG	61,779	366,085
Data Modul AG	21,314	253,640
*DEAG Deutsche Entertainment AG	188,815	543,517
Deutsche Euroshop AG	156,646	5,341,976
*Deutsche Wohnen AG	921,641	10,215,291
#*Deutz AG	872,755	4,092,633
*Dierig Holding AG	8,750	91,298
Dr. Hoenle AG	31,549	237,167
Duerr AG	138,957	3,038,074
DVB Bank SE	155,010	5,730,779
#Eckert & Ziegler AG	62,843	1,739,788
*Elmos Semiconductor AG	67,127	418,232
Energiekontor AG	116,851	628,100
*Evotec AG	616,801	1,814,035
#*Freenet AG	495,002	6,514,572
Gesco AG	11,877	648,311
#GFT Technologies AG	333,736	1,177,992
Gildemeister AG	625,025	8,536,185
#*Grammer AG	83,115	808,911
#Grenkeleasing AG	6,370	249,402
#*Heidelberger Druckmaschinen AG	1,128,830	8,294,005
*Hoeft & Wessel AG	64,435	426,873
#Indus Holding AG	65,850	1,129,175
#*Infineon Technologies AG	1,745,678	7,886,342
Isra Vision Systems AG	32,824	508,988
#*IVG Immobilien AG	1,307,600	11,688,071
#*Jenoptik AG	839,839	4,510,072
*Kampa AG	156,071	74,362
#*Kizoo AG	26,710	208,712
#*Kloeckner & Co. SE	824,675	17,911,880
#Kontron AG	374,281	4,453,777
#Krones AG	160,803	8,011,277
KSB AG	6,000	3,385,010
#*Kuka AG	198,855	2,849,937
KWS Saat AG	35,922	5,974,931
#Lanxess AG	1,049,103	32,980,226
Leifheit AG	56,759	962,860
#Leoni AG	452,230	9,184,578
#Loewe AG	60,672	789,945
*LPKF Laser & Electronics AG	7,700	44,811
*M & S Elektronik AG	19,600	449
Mannheimer AG Holding	27,000	109,683
Mediclin AG	845,838	3,669,938
#Medion AG	413,316	4,334,065
*Mosaic Software AG	12,800	565
*Nexus AG	235,087	1,180,089
*Norddeutsche Steingut AG	10,182	71,633
Nordwest Handel AG	11,313	103,116
#*Pfleiderer AG	1,105,768	11,150,374
*PNE Wind AG	3,094	8,106
#Praktiker Bau-und Heimwerkermaerkte Holding AG	899,923	10,943,625
Progress-Werk Oberkirch AG	1,159	29,705
#*Q-Cells SE	124,754	2,062,500

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*QSC AG	74,802	$178,061
REALTECH AG	43,512	460,983
#Rheinmetall AG	482,624	26,206,443
*Rohwedder AG	45,374	186,838
Ruecker AG	25,400	165,751
Schlott Sebaldus AG	62,207	420,158
*Senator Entertainment AG	10,730	8,102
*Silicon Sensor International AG	9,865	79,788
#*Singulus Technologies AG	738,042	2,356,671
Sixt AG	128,471	3,517,238
*Sky Deutschland AG	2,084,916	8,597,859
#*Solon SE	94,063	1,082,574
*Stoehr & Co. AG	44,310	173,566
#Suedzucker AG	1,035,330	21,400,721
#*Suess Microtec AG	337,217	1,550,914
Syzygy AG	148,692	820,150
*Technotrans AG	47,535	342,945
*Textilgruppe Hof AG	22,530	179,044
#*TUI AG	1,997,613	13,835,614
*UMS United Medical Systems International AG	79,681	640,310
Umweltbank AG	25,780	569,139
#*Versatel AG	5,883	45,660
*Vestcorp AG	171,777	293,291
*Vivacon AG	433,605	426,662
*VTG AG	4,339	59,922
#Wacker Neuson SE	350,073	4,161,536
Westag & Getalit AG	10,653	216,619
Wuerttembergische Lebensversicherung AG	16,895	434,554
Wuerttembergische Metallwarenfabrik AG	80,490	2,325,948
*Zapf Creation AG	29,235	31,892

TOTAL GERMANY		435,794,248

GREECE — (0.8%)
*Aegek S.A.	10,940	26,840
Alapis Holdings Industrial & Commercial S.A.	11,691,229	9,873,042
Alco Hellas ABEE S.A.	88,547	65,902
*Anek Lines S.A.	1,176,973	1,409,179
*Aspis Bank S.A.	404,449	641,425
Athens Medical Center S.A.	131,238	304,603
*Atlantic Supermarkets S.A.	129,593	208,893
*Atti-Kat S.A.	1,024,038	802,347
Bank of Greece S.A.	69,003	5,217,339
Bitros Holdings S.A.	15,671	25,059
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	6,098	19,245
*Elgeka S.A.	80,464	110,989
Ellaktor S.A.	847,025	7,255,974
*Elval Aluminum Process Co. S.A.	46,873	133,175
*Ergas S.A.	104,948	21,623
*ETEM S.A.	65,105	79,026
*Etma Rayon S.A.	39,176	81,291
*Euromedica S.A.	8,727	68,225
*Forthnet S.A.	303,886	677,980
GEK Terna S.A.	212,823	2,037,567
*Halkor S.A.	187,602	466,396
*Hellenic Cables S.A.	114,294	285,191
*Hellenic Sugar Industry S.A.	24,143	50,914
Heracles General Cement Co. S.A.	23,088	208,216
Inform P. Lykos S.A.	32,320	77,896
*Intracom Holdings S.A.	1,908,051	4,482,344
*Intracom Technical & Steel Constructions S.A.	135,543	179,859
J&P-Avax S.A.	94,430	518,348

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Karatzis S.A.	15,860	$36,856
*Kathimerini Publishing S.A.	73,740	531,099
Loulis Mills S.A.	99,368	263,228
*M.J. Mailis S.A.	86,950	46,792
Marfin Investment Group S.A.	1,029,833	4,103,276
Michaniki S.A.	1,486,743	3,586,782
Mytilineos Holdings S.A.	246,547	2,119,612
*Nirefs Acquaculture S.A.	219,446	264,357
*Nutriart S.A.	15,511	12,464
*Parnassos Enterprises S.A.	93,550	269,936
*Pegasus Publishing S.A.	217,030	828,485
*Proton Bank S.A.	599,501	1,688,534
*Real Estate Development & Services S.A.	127,940	302,355
S&B Industrial Minerals S.A.	118,229	911,920
*Sanyo Hellas S.A.	486,369	254,993
*Selected Textile S.A.	205,564	131,439
*Sfakianakis S.A.	59,827	138,021
*Sidenor Steel Products Manufacturing Co. S.A.	275,395	2,344,516
*Spyroy Agricultural Products S.A.	94,933	96,399
*Technical Olympic S.A.	1,226,866	748,337
Teletypos S.A. Mega Channel S.A.	13,323	89,207
*Themeliodomi S.A.	140,360	76,427
*Thrace Plastics Co. S.A.	152,917	182,974
Viohalco S.A.	528,049	3,691,721
*Vioter S.A.	774,258	361,575
*Vis Container Manufacturing Co.	12,411	29,259

TOTAL GREECE		58,439,452

HONG KONG — (2.2%)
Alco Holdings, Ltd.	710,000	229,755
Allan International Holdings, Ltd.	1,074,000	222,085
Allied Group, Ltd.	2,155,000	5,087,087
#*Allied Properties, Ltd.	34,657,000	5,582,420
*APT Satellite Holdings, Ltd.	1,032,000	258,326
Asia Financial Holdings, Ltd.	4,014,106	1,367,755
*Associated International Hotels, Ltd.	1,683,000	3,637,237
Automated Systems Holdings, Ltd.	116,000	22,382
*Burwill Holdings, Ltd.	48,038,400	2,582,020
*Capital Publications, Ltd.	32,311,066	1,201,868
Capital Strategic Investment, Ltd.	54,563,500	1,450,075
Century City International Holdings, Ltd.	5,115,000	301,534
Champion Technology Holdings, Ltd.	72,342,332	2,441,682
Chen Hsong Holdings, Ltd.	1,576,000	455,769
Cheuk Nang (Holdings), Ltd.	2,707,449	836,728
Chevalier International Holdings, Ltd.	2,344,491	1,680,395
China Hong Kong Photo Products Holdings, Ltd.	5,107,000	333,025
*China Infrastructure Investment, Ltd.	10,998,000	288,217
China Motor Bus Co., Inc.	56,000	430,994
*China Renji Medical Group, Ltd.	39,038,000	332,535
*China Sci-Tech Holdings, Ltd.	6,875,184	210,069
*China Yunnan Tin Minerals Group, Ltd.	6,088,000	147,812
China Zirconium, Ltd.	485,600	568,768
Chinney Investments, Ltd.	1,912,000	251,326
#Chong Hing Bank, Ltd.	1,525,000	2,958,008
Chow Sang Sang Holdings, Ltd.	1,878,800	1,861,549
*Chuang’s China Investments, Ltd.	11,422,000	600,768
Chuang’s Consortium International, Ltd.	16,393,997	1,662,973
*Chun Wo Development Holdings, Ltd.	6,945,143	441,091
City Telecom, Ltd.	961,845	319,731
*Clear Media, Ltd.	43,000	19,061
Continental Holdings, Ltd.	202,000	47,838

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Cosmos Machinery Enterprises, Ltd.	1,099,400	$83,322
#*Dan Form Holdings Co., Ltd.	5,823,400	472,395
Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	32,294
#Dickson Concepts International, Ltd.	850,630	393,710
*Digitalhongong.com	12	1
*Easyknit International Holdings, Ltd.	1,468,440	39,000
*Emperor International Holdings, Ltd.	13,537,000	2,451,846
#*eSun Holdings, Ltd.	6,310,400	911,691
*Ezcom Holdings, Ltd.	67,280	417
#Far East Consortium International, Ltd.	3,996,453	1,273,592
*First Natural Foods Holdings, Ltd.	6,810,000	—
*Fountain Set Holdings, Ltd.	17,144,000	2,667,571
*Frasers Property China, Ltd.	41,172,000	692,412
*Global Green Tech Group, Ltd.	26,171,136	1,114,424
Golden Resorts Group, Ltd.	17,484,000	594,672
Golden Resources Development International, Ltd.	12,529,000	664,430
Grande Holdings, Ltd.	3,148,000	224,832
Great Eagle Holdings, Ltd.	3,101,616	8,102,651
#*Hang Fung Gold Technology, Ltd.	10,027,108	—
Hang Ten Group Holdings, Ltd.	1,705,850	103,414
Harbour Centre Development, Ltd.	2,265,000	1,834,789
*Heng Tai Consumables Group, Ltd.	9,745,000	707,735
High Fashion International, Ltd.	962,000	229,177
#*HKR International, Ltd.	17,367,998	7,259,828
Hon Kwok Land Investment Co., Ltd.	7,212,535	2,349,258
*Hong Fok Land, Ltd.	4,248,000	5,481
Hong Kong & Shanghai Hotels, Ltd.	4,161,863	5,956,181
Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	1,413,869
*Hong Kong Parkview Group, Ltd.	612,000	58,573
Hongkong Chinese, Ltd.	17,531,100	1,570,175
Hsin Chong Construction Group, Ltd.	1,482,000	139,541
Hung Hing Printing Group, Ltd.	1,603,275	486,747
*Hutchison Telecommunications International, Ltd.	4,769,000	955,186
*I-Cable Communications, Ltd.	4,440,000	547,987
*IDT International, Ltd.	2,200,000	58,689
ITC Corp., Ltd.	6,712,655	376,950
*Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
*Jinhui Holdings Co., Ltd.	1,516,000	462,634
*Jiuzhou Development Co., Ltd.	18,230,000	1,798,702
K Wah International Holdings, Ltd.	17,460,990	5,942,305
Kantone Holdings, Ltd.	29,434,176	700,531
Keck Seng Investments (Hong Kong), Ltd.	2,852,000	1,388,994
Kin Yat Holdings, Ltd.	1,172,000	242,207
King Fook Holdings, Ltd.	338,000	36,336
Kingmaker Footwear Holdings, Ltd.	338,000	39,936
#Kowloon Development Co., Ltd.	2,370,000	2,525,886
Kwoon Chung Bus Holdings, Ltd.	1,432,000	207,297
*Lai Sun Garment International, Ltd.	35,306,000	1,965,739
Lam Soon Hong Kong, Ltd.	203,250	123,152
Lerado Group Holding Co., Ltd.	9,010,000	891,170
Lippo, Ltd.	2,547,500	829,875
Liu Chong Hing Investment, Ltd.	2,066,000	1,856,606
#Luks Industrial Group, Ltd.	758,642	412,935
*Magnificent Estates, Ltd.	34,794,600	613,910
Melbourne Enterprises, Ltd.	41,000	374,150
#*Melco International Development, Ltd.	6,675,000	3,640,478
*Min Xin Holdings, Ltd.	1,676,000	737,087
#Miramar Hotel & Investment Co., Ltd.	1,729,000	1,895,379
Nanyang Holdings, Ltd.	101,350	139,709
National Electronics Holdings, Ltd.	5,104,000	308,499
*New City China Development, Ltd.	6,760	231

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Norstar Founders Group, Ltd.	456,000	$42,951
*Orient Power Holdings, Ltd.	2,182,573	52,944
Oriental Watch Holdings, Ltd.	1,240,800	234,410
Pacific Andes International Holdings, Ltd.	20,226,560	3,376,336
#*Pacific Century Premium Developments, Ltd.	17,193,000	4,636,085
Paliburg Holdings, Ltd.	10,474,900	3,093,424
Playmates Holdings, Ltd.	2,445,700	867,807
Pokfulam Development Co., Ltd.	244,000	146,717
*Polytec Asset Holdings, Ltd.	9,505,000	1,622,626
#Public Financial Holdings, Ltd.	2,610,000	1,347,376
*PYI Corp., Ltd.	41,287,525	1,884,284
Regal Hotels International Holdings, Ltd.	74,000	27,663
Rivera Holdings, Ltd.	3,152,000	127,600
Roadshow Holdings, Ltd.	2,956,000	256,417
*San Miguel Brewery Hong Kong, Ltd.	1,130,400	167,047
*Sanyuan Group, Ltd.	258,750	5,008
Sea Holdings, Ltd.	1,541,000	682,321
Shell Electric Manufacturing Co., Ltd.	5,105,974	4,100,351
*Shougang Concord Century Holdings, Ltd.	12,362,000	1,315,713
#Shui On Construction & Materials, Ltd.	422,000	651,874
*Shun Ho Resources Holdings, Ltd.	506,000	53,385
#Silver Grant International Industries, Ltd.	25,552,000	5,786,852
*Sino-i Technology, Ltd.	83,615,436	536,457
South China (China), Ltd.	8,710,448	626,143
South China Financial Holdings, Ltd.	6,371,600	75,202
South China Holdings, Ltd.	4,010,800	339,188
Stelux Holdings International, Ltd.	4,087,254	287,829
*Styland Holdings, Ltd.	1,362,447	4,344
Sun Hung Kai & Co., Ltd.	4,005,632	3,135,386
Sunway International Holdings, Ltd.	1,002,000	25,613
Symphony Holdings, Ltd.	7,847,000	347,516
Tai Cheung Holdings, Ltd.	5,486,000	3,046,034
Tai Fook Securities Group, Ltd.	3,411,586	1,503,948
Tai Sang Land Development, Ltd.	1,265,900	470,123
Tak Sing Alliance Holdings, Ltd.	4,357,335	679,155
#Tan Chong International, Ltd.	3,843,000	740,416
Tern Properties Co., Ltd.	168,000	71,598
*Tian Teck Land, Ltd.	790,000	696,330
*Titan Petrochemicals Group, Ltd.	23,420,000	647,549
Tungtex (Holdings) Co., Ltd.	558,000	98,168
Tysan Holdings, Ltd.	614,000	93,944
Upbest Group, Ltd.	3,156,000	402,901
*U-Right International Holdings, Ltd.	39,602,000	71,537
USI Holdings, Ltd.	672,749	224,186
Varitronix International, Ltd.	2,050,000	628,662
*Victory City International Holdings, Ltd.	4,070,005	569,759
*Warderly International Holdings, Ltd.	1,705,000	105,597
Wheelock Properties, Ltd.	6,516,000	4,521,120
Wing On Co. International, Ltd.	2,621,000	3,471,102
Wong’s International (Holdings), Ltd.	209,000	30,951
*Wonson International Holdings, Ltd.	40,000	1,763
Y. T. Realty Group, Ltd.	1,680,000	308,384
Yau Lee Holdings, Ltd.	1,409,750	202,119
*Yugang International, Ltd.	7,528,000	95,833

TOTAL HONG KONG		163,275,519

IRELAND — (0.9%)
*Abbey P.L.C.	358,926	2,571,661
*Aer Lingus Group P.L.C.	27,750	23,275
*Anglo Irish Bank Corp. P.L.C.	708,018	226,104
*BlackRock International Land P.L.C.	1,117,200	114,902

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Datalex P.L.C.	152,933	$56,999
DCC P.L.C.	662,872	17,460,479
Donegal Creameries P.L.C.	28,204	93,727
*Dragon Oil P.L.C.	658,656	4,482,946
FBD Holdings P.L.C.	73,091	724,837
Grafton Group P.L.C.	817,452	4,079,355
Greencore Group P.L.C. (0386410)	128,967	291,645
Greencore Group P.L.C. (5013832)	12,780	28,950
IFG Group P.L.C.	184,564	352,823
Irish Continental Group P.L.C.	483,204	9,153,230
Irish Life & Permanent P.L.C.	2,130,986	15,409,936
*Kingspan Group P.L.C.	51,668	436,691
*Lantor P.L.C.	77,019	—
*McInerney Holdings P.L.C.	582,966	154,426
*Qualceram Shires P.L.C.	30,338	3,572
*Readymix P.L.C.	1,379,329	471,246
Smurfit Kappa Group P.L.C.	861,722	6,705,814
Total Produce P.L.C.	3,057,119	1,553,323
*Waterford Wedgwood P.L.C.	19,269,829	—

TOTAL IRELAND		64,395,941

ITALY — (4.5%)
Acegas-APS SpA	353,561	2,169,583
Actelios SpA	100,728	569,454
*Amplifon SpA	114,030	443,043
Banca Finnat Euramerica SpA	321,190	295,675
Banca Piccolo Credito Valtellinese Scarl SpA	1,378,384	12,667,168
Banca Popolare dell’Etruria e del Lazio Scarl	1,309,029	8,533,484
Banca Popolare di Milano Scarl	10,151,010	75,527,076
Banca Popolare di Spoleto SpA	500	3,541
Benetton Group SpA	583,228	5,639,322
Buzzi Unicem SpA	153,077	2,568,183
*C.I.R. SpA - Compagnie Industriali Riunite	7,066,777	15,900,903
Caltagirone Editore SpA	717,734	2,142,212
Caltagirone SpA	683,106	2,500,294
#*Carraro SpA	182,281	733,017
Cembre SpA	10,392	71,559
Cementir SpA.	2,053,309	9,343,261
*Centrale del Latte di Torino & Co. SpA	103,570	370,338
Credito Artigiano SpA	1,228,539	3,332,777
*Credito Emiliano SpA	320,707	2,091,778
CSP International Fashion Group SpA	220,420	237,617
#Danieli & Co. SpA	329,838	8,281,770
De Longhi SpA.	1,089,296	4,662,799
#*EEMS Italia SpA	215,720	250,109
Elica SpA	13,095	36,677
#ERG SpA	118,750	1,752,777
#*ErgyCapital SpA	18,702	13,869
#Fondiaria - SAI SpA	1,781,588	32,470,921
Gefran SpA	133,442	436,694
#*Gemina SpA	10,511,475	8,857,233
*Giovanni Crespi SpA	297,472	98,350
Granitifiandre SpA	24,518	125,993
*Gruppo Ceramiche Ricchetti SpA	324,663	298,441
*I Grandi Viaggi SpA	283,577	409,166
*Immsi SpA	1,431,606	1,919,621
Industria Romagnola Conduttori Elettrici SpA	156,907	387,907
Intek SpA	2,774,336	1,294,144
#Italcementi SpA	1,330,559	19,152,300
*Italmobiliare SpA	177,965	8,548,602
KME Group SpA	2,926,630	2,085,015

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Milano Assicurazioni SpA	5,585,504	$18,378,201
*Monrif SpA	183,000	113,181
*Montefibre SpA	1,371,144	302,906
*Olidata SpA	127,756	101,510
*Pagnossin SpA	79,000	—
*Pirelli & Co. Real Estate SpA	1,146,972	908,628
*Pirelli & Co. SpA	67,386,003	37,862,403
*Poligrafici Editoriale SpA	257,869	170,372
*Premafin Finanziaria SpA	5,668,994	9,279,565
*RDM Realty SpA	16,446	60,054
*Reno de Medici SpA	3,300,827	1,200,970
#*Safilo Group SpA	3,522,777	2,689,314
*Seat Pagine Gialle SpA	199,755	56,624
*Snai SpA	28,036	130,532
*Snia SpA	889,741	176,449
Societa Partecipazioni Finanziarie SpA	4,853	1,068
*Sogefi SpA	141,810	314,555
Sol SpA	129,652	771,229
*Sorin SpA	2,577,083	4,691,764
*Stefanel SpA	601,938	326,172
#*Unipol Gruppo Finanziario SpA	12,100,056	17,543,867
Vianini Industria SpA	189,600	423,543
Vianini Lavori SpA	359,927	2,636,167
*Vincenzo Zucchi SpA	19,355	12,766

TOTAL ITALY		334,374,513

JAPAN — (19.9%)
Achilles Corp.	1,034,000	1,484,150
Adeka Corp.	261,600	2,397,613
#Aderans Holdings Co., Ltd.	24,900	308,359
*Advanex, Inc.	47,000	37,016
Agro-Kanesho Co., Ltd.	18,000	151,619
#*Ahresty Corp.	116,200	785,589
Aichi Bank, Ltd. (The)	135,600	11,369,783
Aichi Machine Industry Co., Ltd.	1,525,000	4,506,210
Aichi Steel Corp.	8,000	38,292
Aida Engineering, Ltd.	949,600	2,837,245
*Aigan Co., Ltd.	405,000	2,421,524
Airport Facilities Co., Ltd.	284,600	1,680,400
Aisan Industry Co., Ltd.	157,800	1,167,812
Akita Bank, Ltd. (The)	3,643,000	14,220,305
Aloka Co., Ltd.	246,500	1,969,486
*Alpen Co., Ltd.	4,300	79,265
#*Alpine Electronics, Inc.	223,200	2,193,764
*Alps Electric Co., Ltd.	1,099,300	6,861,435
#Altech Co., Ltd.	155,700	319,102
Ando Corp.	1,740,000	2,297,523
#AOC Holdings, Inc.	481,000	3,218,820
AOI Advertising Promotion, Inc.	11,500	57,482
AOI Electronics Co., Ltd.	26,400	444,166
AOKI Holdings, Inc.	317,600	3,101,413
#Aomori Bank, Ltd. (The)	99,000	279,487
Aoyama Trading Co., Ltd.	386,000	6,185,806
Arakawa Chemical Industries, Ltd.	275,800	3,409,981
Araya Industrial Co., Ltd.	1,049,000	1,579,203
#Arisawa Manufacturing Co., Ltd.	295,382	1,853,383
Aronkasei Co., Ltd.	393,000	1,704,051
ART Corp.	4,300	72,045
Asahi Kogyosha Co., Ltd.	477,000	1,999,565
#Asahi Organic Chemicals Industry Co., Ltd.	1,278,000	3,217,681
*Asahi Tec Corp.	178,000	52,699

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Asax Co., Ltd.	4	$3,339
Ashimori Industry Co., Ltd.	1,323,000	2,055,256
Asia Air Survey Co., Ltd.	79,000	213,423
ASKA Pharmaceutical Co., Ltd.	341,000	2,985,302
Asti Corp.	81,000	178,044
Asunaro Aoki Construction Co., Ltd.	711,500	4,450,246
Ataka Construction & Engineering Co., Ltd.	136,000	324,351
Atsugi Co., Ltd.	4,975,000	6,261,524
Autobacs Seven Co., Ltd.	436,300	14,714,792
Bando Chemical Industries, Ltd.	22,000	62,052
#Bank of Iwate, Ltd. (The)	232,000	13,745,660
Bank of Nagoya, Ltd. (The)	1,408,706	5,564,286
Bank of Okinawa, Ltd. (The)	150,100	5,175,762
Bank of Saga, Ltd. (The)	2,063,000	7,021,221
#Bank of the Ryukyus, Ltd.	449,700	4,837,096
Belc Co., Ltd.	3,600	33,228
#Belluna Co., Ltd.	408,362	1,762,160
Best Denki Co., Ltd.	1,729,500	7,615,247
Bunka Shutter Co., Ltd.	458,000	1,580,442
*Calsonic Kansei Corp.	2,888,000	7,809,642
Canon Finetech, Inc.	6,700	87,082
Catena Corp.	243,000	576,170
Cawachi, Ltd.	26,100	541,506
#Central Glass Co., Ltd.	1,489,000	5,997,491
Central Security Patrols Co., Ltd.	45,800	445,420
CFS Corp.	15,500	88,543
Chiyoda Integre Co., Ltd.	2,000	24,056
Chodai Co., Ltd.	31,500	90,238
Chofu Seisakusho Co., Ltd.	271,700	5,370,865
Chubu Shiryo Co., Ltd.	218,000	2,028,217
Chudenko Corp.	503,760	7,453,795
Chuetsu Pulp & Paper Co., Ltd.	1,970,000	3,895,007
*Chugai Mining Co., Ltd.	358,000	162,302
Chukyo Bank, Ltd. (The)	1,629,000	4,468,063
*Chuo Corp.	30,000	333
Chuo Gyorui Co., Ltd.	664,000	1,329,161
Chuo Spring Co., Ltd.	912,000	2,615,527
Cleanup Corp.	501,000	3,493,356
*CMK Corp.	851,400	6,036,921
Coca-Cola Central Japan Co., Ltd.	523,700	7,017,090
#*Columbia Music Entertainment, Inc.	477,000	175,949
Computer Engineering & Consulting, Ltd.	49,200	319,137
Corona Corp.	362,300	4,852,266
Cresco, Ltd.	102,600	476,052
Cross Plus, Inc.	81,100	843,999
CTI Engineering Co., Ltd.	211,800	1,163,472
Dai-Dan Co., Ltd.	589,000	3,021,146
Daido Kogyo Co., Ltd.	403,000	675,449
#Daido Metal Co., Ltd.	403,000	1,083,718
#*Daiei, Inc. (The)	981,750	3,636,693
Daiichi Kogyo Seiyaku Co., Ltd.	670,000	2,041,074
Daiken Corp.	11,000	24,651
*Daiki Aluminium Industry Co., Ltd.	161,000	387,112
#Daiko Clearing Services Corp.	344,700	1,827,552
*Daiko Denshi Tsushin, Ltd.	14,000	25,915
Daimaruenawin Co., Ltd.	10,600	66,629
Dainichi Co., Ltd.	263,600	1,726,078
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	13,457
*Daisan Bank, Ltd. (The)	583,000	1,404,690
Daishi Bank, Ltd. (The)	157,000	571,918
Daito Bank, Ltd. (The)	1,739,000	1,297,195

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daiwa Odakyu Construction Co., Ltd.	183,000	$489,650
DC Co., Ltd.	446,200	1,379,711
Denyo Co., Ltd.	267,400	1,965,652
*Dijet Industrial Co., Ltd.	53,000	81,892
DMW Corp.	58,800	965,349
DyDo Drinco, Inc.	103,700	3,166,422
Eagle Industry Co., Ltd.	29,000	144,142
#Edion Corp.	454,800	3,673,293
Ehime Bank, Ltd. (The)	1,401,000	3,811,287
Eighteenth Bank, Ltd. (The)	3,917,000	10,808,848
Enplas Corp.	223,600	3,810,802
ESPEC Corp.	260,900	1,635,269
Exedy Corp.	4,900	100,754
Fine Sinter Co., Ltd.	84,000	154,600
#*First Baking Co., Ltd.	1,170,000	1,388,781
*Fuji Electric Holdings Co., Ltd.	1,927,000	3,580,832
Fuji Furikawa Engineering & Co., Ltd.	44,000	79,957
#*Fuji Kiko Co., Ltd.	169,000	204,757
Fujicco Co., Ltd.	317,600	3,489,882
Fujikura Rubber, Ltd.	30,000	124,937
Fujitec Co., Ltd.	10,000	52,338
Fujitsu Frontech, Ltd.	346,100	2,894,857
*Fukuda Corp.	12,000	22,547
*Fukushima Bank, Ltd.	10,000	5,812
#Fukuyama Transporting Co., Ltd.	2,602,000	13,529,003
Fuso Dentsu Co., Ltd.	20,000	67,114
Fuso Pharmaceutical Industries, Ltd.	642,000	1,994,735
Futaba Corp.	681,600	10,552,829
#*Futaba Industrial Co., Ltd.	425,100	2,225,062
Fuyo General Lease Co., Ltd.	20,000	441,917
*G. taste Co., Ltd.	33,500	39,684
#Gakken Holdings Co., Ltd.	1,799,000	5,139,178
Gecoss Corp.	452,500	1,995,463
Godo Steel, Ltd.	2,320,000	4,501,609
#Goldcrest Co., Ltd.	84,130	2,553,759
#Gourmet Kineya Co., Ltd.	216,000	1,440,828
*Gro-Bels Co., Ltd.	410,000	86,313
#Gun-Ei Chemical Industry Co., Ltd.	1,441,000	3,463,549
Gunze, Ltd.	569,000	2,241,371
Hakuto Co., Ltd.	117,500	1,053,836
Happinet Corp.	800	11,102
Harima Chemicals, Inc.	395,000	2,450,292
Haruyama Trading Co., Ltd.	299,000	1,301,049
Hazama Corp.	1,583,000	1,686,620
Heiwa Real Estate Co., Ltd.	645,000	2,113,409
Hibiya Engineering, Ltd.	647,000	5,544,692
Higashi-Nippon Bank, Ltd.	1,318,000	2,844,234
Higo Bank, Ltd. (The)	141,000	834,666
Hitachi Business Solution Co., Ltd.	27,600	205,911
Hitachi Cable, Ltd.	779,000	2,074,707
Hitachi Medical Corp.	651,000	6,276,672
Hitachi Metals Techno, Ltd.	53,500	217,622
#Hodogaya Chemical Co., Ltd.	965,000	2,360,962
Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,543,546
Hokkan Holdings, Ltd.	907,000	2,311,852
Hokko Chemical Industry Co., Ltd.	377,000	1,269,263
#Hokkoku Bank, Ltd. (The)	802,000	3,147,179
#Hokuetsu Bank, Ltd. (The)	2,425,000	4,073,104
#Hokuetsu Kishu Paper Co., Ltd.	3,944,774	20,401,547
Hokuriku Electrical Construction Co., Ltd.	205,000	644,063
Horipro, Inc.	155,300	1,356,184

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Howa Machinery, Ltd.	680,000	$387,611
Hyakugo Bank, Ltd. (The)	251,000	1,200,349
Hyakujishi Bank, Ltd. (The)	127,000	523,377
*I Metal Technology Co., Ltd.	428,000	668,017
Ichikawa Co., Ltd.	310,000	672,506
*Ichikoh Industries, Ltd.	37,000	65,857
Icom, Inc.	500	12,074
Ihara Chemical Industry Co., Ltd.	740,000	2,514,671
IHI Transport Machinery Co., Ltd.	297,000	1,284,883
#Imasen Electric Industrial Co., Ltd.	94,200	1,203,587
#*Impress Holdings, Inc.	445,400	1,104,775
Inaba Seisakusho Co., Ltd.	38,700	393,682
Inabata & Co., Ltd.	1,059,400	4,014,262
Ines Corp.	1,202,600	9,061,452
Innotech Corp.	3,500	15,063
Ishizuka Glass Co., Ltd.	659,000	1,415,522
Itochu-Shokuhin Co., Ltd.	7,600	258,765
#Itoham Foods, Inc.	2,097,000	8,289,184
Itoki Corp.	326,900	789,337
#Iwaki & Co., Ltd.	773,000	2,299,178
#*Iwasaki Electric Co., Ltd.	1,742,000	3,157,801
#*Iwatsu Electric Co., Ltd.	234,000	211,202
Izumiya Co., Ltd.	1,609,000	8,297,774
Japan Digital Laboratory Co., Ltd.	485,400	6,011,417
Japan Foundation Engineering Co., Ltd.	590,600	1,333,414
Japan Medical Dynamic Marketing, Inc.	451,900	1,292,251
Japan Oil Transportation Co., Ltd.	576,000	1,244,262
Japan Pulp & Paper Co., Ltd.	1,485,000	5,661,770
Japan Radio Co., Ltd.	475,000	933,850
Japan Steel Tower Co., Ltd.	156,000	548,764
Japan Transcity Corp.	598,000	1,760,958
#Japan Wool Textile Co., Ltd. (The)	81,000	540,871
Jastec Co., Ltd.	18,800	120,668
JBIS Holdings, Inc.	37,700	132,368
Jeans Mate Corp.	11,708	68,105
JIEC Co., Ltd.	50	40,258
JMS Co., Ltd.	655,000	2,866,796
#Joban Kosan Co., Ltd.	936,000	1,537,050
JSP Corp.	324,200	3,099,599
#*Juki Corp.	444,000	463,954
Juroku Bank, Ltd.	71,000	254,013
#*JVC Kenwood Holdings, Inc.	11,548,000	5,505,236
K.R.S. Corp.	157,800	1,811,031
Kaga Electronics Co., Ltd.	5,400	54,203
Kagawa Bank, Ltd. (The)	1,707,000	6,157,399
Kagoshima Bank, Ltd. (The)	1,259,500	9,300,751
*Kamagai Gumi Co., Ltd.	157,000	111,103
Kamei Corp.	479,000	2,491,022
Kanaden Corp.	467,000	2,485,979
#Kanamoto Co., Ltd.	447,000	1,908,347
Kanematsu Electronics, Ltd.	89,700	807,924
Kanto Auto Works, Ltd.	28,000	266,139
Kanto Natural Gas Development Co., Ltd.	457,000	2,766,794
*Kanto Tsukuba Bank, Ltd. (The)	456,700	1,523,374
Kasai Kogyo Co., Ltd.	196,000	517,812
Katakura Chikkarin Co., Ltd.	250,000	775,156
Kato Sangyo Co., Ltd.	98,800	1,705,164
#Kato Works Co., Ltd.	766,000	1,487,976
Kawasaki Kasei Chemicals, Ltd.	658,000	829,386
Kawasumi Laboratories, Inc.	242,000	1,691,553
#*Kayaba Industry Co., Ltd.	175,000	505,761

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keihanshin Real Estate Co., Ltd.	116,400	$531,433
#*Kenedix, Inc.	6,431	2,444,007
#Kitagawa Iron Works Co., Ltd.	123,000	136,424
Kita-Nippon Bank, Ltd. (The)	153,300	4,621,988
Kitano Construction Corp.	786,000	1,918,254
Kitazawa Sangyo Co., Ltd.	247,000	595,801
#Koa Corp.	570,100	4,605,404
Koekisha Co., Ltd.	68,700	1,222,455
Kohnan Shoji Co., Ltd.	248,000	3,011,473
Koito Industries, Ltd.	304,000	920,317
#Kojima Co., Ltd.	696,000	3,510,611
Kokuyo Co., Ltd.	1,340,111	11,698,048
Komai Tekko, Inc.	799,000	1,688,133
Komatsu Seiren Co., Ltd.	717,000	2,811,761
Komatsu Wall Industry Co., Ltd.	149,400	1,814,609
Komori Corp.	645,300	7,632,823
#Konaka Co., Ltd.	643,749	1,868,513
Kondotec, Inc.	35,000	232,521
Konishi Co., Ltd.	266,400	2,544,600
#Kosei Securities Co., Ltd.	625,000	680,805
Ku Holdings Co., Ltd.	171,700	636,444
#Kumiai Chemical Industry Co., Ltd.	899,000	3,150,461
Kurabo Industries, Ltd.	5,341,000	9,217,530
#*Kurimoto, Ltd.	4,060,000	3,945,200
#Kuroda Electric Co., Ltd.	42,000	607,169
Kuroganeya Co., Ltd.	99,000	354,308
*Kurosaki Harima Corp.	33,000	50,783
#Kyodo Printing Co., Ltd.	1,897,000	5,448,000
Kyoei Sangyo Co., Ltd.	363,000	768,594
Kyokuto Boeki Kaisha, Ltd.	499,000	689,228
Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	3,341,230
Kyosan Electric Manufacturing Co., Ltd.	819,000	3,786,530
Kyowa Leather Cloth Co., Ltd.	352,500	1,419,173
Kyudenko Corp.	977,000	5,862,934
#*Lonseal Corp.	306,000	336,047
Macnica, Inc.	125,800	1,996,958
Maeda Corp.	4,690,000	12,897,692
Maeda Road Construction Co., Ltd.	894,000	7,287,060
*Maezawa Industries, Inc.	279,600	484,710
Maezawa Kaisei Industries Co., Ltd.	179,500	1,951,810
Maezawa Kyuso Industries Co., Ltd.	109,300	1,594,915
*Makino Milling Machine Co., Ltd.	762,000	2,978,177
Marubun Corp.	268,400	1,416,286
Marudai Food Co., Ltd.	2,925,000	9,648,055
Maruei Department Store Co., Ltd.	558,400	781,529
Maruwa Co., Ltd.	118,400	2,737,648
Maruwn Corp.	296,200	767,749
#Maruyama Manufacturing Co., Inc.	97,000	194,957
Maruzen Co., Ltd.	20,000	97,609
Maruzen Showa Unyu Co., Ltd.	1,302,000	4,417,276
Maspro Denkoh Corp.	394,100	3,747,320
Matsui Construction Co., Ltd.	447,700	1,654,257
#*Meiji Machine Co., Ltd.	1,572,000	689,875
*Meiwa Estate Co., Ltd.	322,500	2,103,355
Mercian Corp.	3,153,000	7,407,636
Mesco, Inc.	92,000	541,687
Michinoku Bank, Ltd. (The)	2,771,000	6,271,803
Mikuni Coca-Cola Bottling Co., Ltd.	372,900	3,143,744
Mikuni Corp.	179,000	245,758
*Minato Bank, Ltd. (The)	147,000	184,916
*Mito Securities Co., Ltd.	16,000	35,602

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Mitsuba Corp.	885,000	$3,885,617
Mitsubishi Paper Mills, Ltd.	6,000	7,724
Mitsubishi Pencil Co., Ltd.	14,500	174,099
*Mitsui High-Tec, Inc.	131,200	1,325,002
Mitsumura Printing Co., Ltd.	88,000	309,754
Mitsuuroko Co., Ltd.	795,000	5,650,910
Miyazaki Bank, Ltd. (The)	2,467,260	11,267,923
#Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,896,479
Mizuno Corp.	610,000	2,811,996
Mori Seiki Co., Ltd.	91,900	993,710
Morita Holdings Corp.	138,000	711,271
Morozoff, Ltd.	382,000	1,307,586
Mory Industries, Inc.	584,000	1,259,110
#MR Max Corp.	639,400	3,046,479
*Mutoh Holdings Co., Ltd.	49,000	76,611
Nagano Bank, Ltd. (The)	1,485,000	3,112,086
Nagase & Co., Ltd.	284,000	3,454,272
Nakabayashi Co., Ltd.	964,000	1,987,074
Nakayama Steel Works, Ltd.	3,072,000	4,677,008
Nanto Bank, Ltd. (The)	1,000	5,428
NEC Capital Solutions, Ltd.	179,200	2,434,934
#*NEC Electronics Corp.	287,800	2,134,371
#Neturen Co., Ltd.	272,100	1,924,888
New Japan Radio Co., Ltd.	148,000	325,933
*Nice Holdings, Inc.	1,406,000	2,988,370
#Nichia Steel Works, Ltd.	854,200	2,627,749
Nichiban Co., Ltd.	567,000	1,956,727
Nichicon Corp.	893,200	8,928,970
#*Nichiha Corp.	287,700	1,730,496
#Nichimo Co., Ltd.	920,000	1,538,144
Nichireki Co., Ltd.	554,000	2,340,908
#Nihon Eslead Corp.	53,048	553,390
Nihon Kagaku Sangyo Co., Ltd.	16,000	110,260
#*Nihon Matai Co., Ltd.	443,000	467,484
*Nihon Spindle Manufacturing Co., Ltd.	4,000	5,948
Nihon Tokushu Toryo Co., Ltd.	75,000	278,846
Nikko Co., Ltd.	527,000	1,456,483
Nippo Corp.	1,643,000	12,674,595
Nippon Beet Sugar Manufacturing Co., Ltd.	3,043,000	7,797,006
*Nippon Carbide Industries Co., Inc.	25,000	29,343
Nippon Ceramic Co., Ltd.	6,000	81,111
#Nippon Chemical Industrial Co., Ltd.	1,609,000	3,787,207
#*Nippon Chemi-Con Corp.	1,661,000	6,146,032
#*Nippon Chutetsukan K.K.	582,000	929,310
#Nippon Concrete Industries Co., Ltd.	1,088,000	1,802,778
Nippon Densetsu Kogyo Co., Ltd.	132,000	1,109,174
Nippon Denwa Shisetu Co., Ltd.	828,000	2,513,921
Nippon Felt Co., Ltd.	73,100	329,025
Nippon Fine Chemical Co., Ltd.	188,900	1,736,887
#Nippon Flour Mills Co., Ltd.	1,845,000	9,375,454
Nippon Hume Corp.	544,000	1,552,508
Nippon Jogesuido Sekkei Co., Ltd.	218	250,463
#*Nippon Kinzoku Co., Ltd.	56,000	100,244
Nippon Koei Co., Ltd.	1,401,000	4,479,939
Nippon Konpo Unyu Soko Co., Ltd.	503,000	5,463,751
*Nippon Light Metal Co., Ltd.	4,269,000	3,758,132
Nippon Paper Group, Inc.	183,027	4,857,095
#*Nippon Piston Ring Co., Ltd.	1,815,000	1,942,066
Nippon Road Co., Ltd. (The)	1,918,000	4,100,030
Nippon Seiki Co., Ltd.	26,000	273,038
Nippon Seisen Co., Ltd.	22,000	62,697

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Soda Co., Ltd.	1,111,000	$4,472,648
Nippon Systemware Co., Ltd.	211,200	710,399
*Nippon Tungsten Co., Ltd.	243,000	348,472
#Nishimatsu Construction Co., Ltd.	8,152,073	12,396,200
Nishishiba Electric Co., Ltd.	104,000	191,353
Nissan Shatai Co., Ltd.	606,000	5,108,121
Nisshin Fudosan Co., Ltd.	18,600	99,727
Nisshin Oillio Group, Ltd. (The)	27,000	142,279
Nissin Corp.	249,000	568,773
Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,660,606
Nissui Pharmaceutical Co., Ltd.	220,400	1,731,444
Nittan Valve Co., Ltd.	104,200	333,065
Nittetsu Mining Co., Ltd.	2,032,000	10,884,794
Nitto Electric Works, Ltd.	7,300	72,770
Nitto FC Co., Ltd.	243,000	1,354,239
Nitto Flour Milling Co., Ltd.	370,000	1,330,553
Noritsu Koki Co., Ltd.	438,700	3,695,617
#Noritz Corp.	89,100	1,130,884
Obayashi Road Corp.	671,000	1,173,551
#*OHARA, Inc.	9,600	143,504
Oie Sangyo Co., Ltd.	12,700	110,612
Oita Bank, Ltd. (The)	2,538,000	10,308,235
Okabe Co., Ltd.	498,300	1,765,897
#*OKK Corp.	77,000	62,873
#OKUMA Corp.	245,000	1,187,952
#Okumura Corp.	2,402,000	8,367,763
*Okura Industrial Co., Ltd.	1,021,000	3,067,290
Olympic Corp.	378,700	2,698,009
Onoken Co., Ltd.	207,400	1,731,843
Oriental Yeast Co., Ltd.	269,000	1,588,858
Origin Electric Co., Ltd.	48,000	123,200
Osaka Organic Chemical Industry, Ltd.	21,000	90,657
Osaka Steel Co., Ltd.	594,600	10,984,286
Oyo Corp.	456,500	4,050,155
#*P.S. Mitsubishi Construction Co., Ltd.	196,800	727,971
Pacific Industrial Co., Ltd.	1,106,000	5,002,735
PanaHome Corp.	197,000	1,233,627
*Pasco Corp.	37,500	75,442
#*Penta-Ocean Construction Co., Ltd.	4,144,000	4,689,340
Piolax, Inc.	205,300	3,484,911
#*Pioneer Electronic Corp.	2,144,000	5,311,921
Press Kogyo Co., Ltd.	79,000	172,907
Raito Kogyo Co., Ltd.	1,108,900	2,208,166
#*Rasa Industries, Ltd.	270,000	307,503
#*Renown, Inc.	1,239,060	2,253,615
Rheon Automatic Machinery Co., Ltd.	305,000	929,578
#*Rhythm Watch Co., Ltd.	3,189,000	4,285,994
Ricoh Leasing Co., Ltd.	29,300	599,183
Riken Technos Corp.	875,000	2,045,336
Riken Vitamin Co., Ltd.	34,800	923,617
#RISA Partners, Inc.	436	343,324
Roland Corp.	5,600	59,780
#Round One Corp.	116,500	853,347
*Ryobi, Ltd.	24,000	62,118
Ryoden Trading Co., Ltd.	635,000	3,639,920
Ryosan Co., Ltd.	631,200	15,071,680
Ryoyo Electro Corp.	627,400	5,132,574
S Foods, Inc.	14,000	127,612
Sakai Chemical Industry Co., Ltd.	1,552,000	6,283,787
Sakai Heavy Industries, Ltd.	748,000	1,102,914
Sakata INX Corp.	187,000	717,103

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sakata Seed Corp.	107,800	$1,685,535
#Sala Corp.	288,000	1,839,741
San-Ai Oil Co., Ltd.	1,212,000	6,236,098
*Sanden Corp.	2,401,000	6,928,487
#Sanei-International Co., Ltd.	60,200	679,303
San-in Godo Bank, Ltd. (The)	1,415,000	12,303,763
#*Sanix, Inc.	828,200	1,471,818
#Sanken Electric Co., Ltd.	633,000	2,303,889
Sanki Engineering Co., Ltd.	1,514,000	11,119,959
#Sankyo Seiko Co., Ltd.	912,100	2,446,939
*Sankyo-Tateyama Holdings, Inc.	3,759,000	3,701,230
Sanoh Industrial Co., Ltd.	318,600	2,018,414
Sanritsu Corp.	111,500	707,896
Sanshin Electronics Co., Ltd.	667,000	5,254,454
Sanyo Denki Co., Ltd.	111,000	515,071
Sanyo Engineering & Construction, Inc.	201,000	710,025
Sanyo Industries, Ltd.	714,000	1,148,535
Sato Shoji Corp.	145,900	782,062
Satori Electric Co., Ltd.	101,060	647,061
#*Saxa Holdings, Inc.	1,056,000	2,219,246
Scroll Corp.	498,200	2,108,314
Seibu Electric Industry Co., Ltd.	286,000	1,247,765
Seino Holdings Co., Ltd.	1,265,000	9,360,799
Seiren Co., Ltd.	22,200	145,932
Sekisui Jushi Co., Ltd.	624,000	5,027,498
Sekisui Plastics Co., Ltd.	1,429,000	5,611,126
#Senko Co., Ltd.	1,048,000	3,928,795
Senshukai Co., Ltd.	217,100	1,463,707
Shibuya Kogyo Co., Ltd.	129,900	1,177,618
Shikoku Bank, Ltd.	1,316,000	4,440,866
Shimachu Co., Ltd.	6,600	156,030
#Shimizu Bank, Ltd.	180,500	7,781,161
Shin Nippon Air Technologies Co., Ltd.	315,020	2,218,477
Shinagawa Refractories Co., Ltd.	787,000	1,529,377
*Shindengen Electric Manufacturing Co., Ltd.	38,000	89,919
Shinkawa, Ltd.	64,600	1,037,512
Shinko Shoji Co., Ltd.	343,000	2,662,077
Shinko Wire Co., Ltd.	477,000	755,196
Shinmaywa Industries, Ltd.	2,597,000	9,359,425
Shinnihon Corp.	22,700	40,854
Shoei Foods Corp.	177,000	872,570
#Showa Corp.	857,600	5,001,764
#Showa Tansan Co., Ltd.	43,000	189,868
Sinanen Co., Ltd.	849,000	4,518,539
Sintokogio, Ltd.	317,800	2,252,394
SNT Corp.	553,500	1,437,708
Soda Nikka Co., Ltd.	324,000	1,155,997
#*Sodick Co., Ltd.	223,200	497,535
Somar Corp.	191,000	464,622
Sonton Food Industry Co., Ltd.	110,000	867,482
Space Co., Ltd.	47,160	342,673
Starzen Corp.	76,000	198,154
Subaru Enterprise Co., Ltd.	247,000	752,114
Sugimoto & Co., Ltd.	97,100	948,188
Suminoe Textile Co., Ltd.	804,000	1,134,886
Sumitomo Densetsu Co., Ltd.	403,700	2,108,422
Sumitomo Forestry Co., Ltd.	157,934	1,209,983
*Sumitomo Mitsui Construction Co., Ltd.	173,260	150,601
#Sumitomo Osaka Cement Co., Ltd.	4,985,000	8,732,446
#Sumitomo Pipe & Tube Co., Ltd.	569,000	3,227,648
#Sumitomo Precision Products Co., Ltd.	314,000	945,284

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Sumitomo Warehouse Co., Ltd.	704,000	$3,101,763
Sun Wave Corp.	13,000	36,697
*SWCC Showa Holdings Co., Ltd.	6,737,000	6,366,538
Tachibana Eletech Co., Ltd.	216,900	1,559,939
Tachikawa Corp.	188,400	927,530
Tachi-S Co., Ltd.	789,910	6,315,127
Tadano, Ltd.	49,000	232,034
Taihei Dengyo Kaisha, Ltd.	206,000	2,493,899
*Taihei Kogyo Co., Ltd.	79,000	254,874
#Taiheiyo Kouhatsu, Inc.	1,881,000	1,476,711
Taiho Kogyo Co., Ltd.	327,300	2,434,502
Taikisha, Ltd.	458,000	5,779,824
Taisei Corp.	984,200	1,931,490
Takagi Securities Co., Ltd.	578,000	1,043,011
#Takano Co., Ltd.	305,800	1,881,780
Takara Standard Co., Ltd.	1,266,000	7,302,111
#Takasago Thermal Engineering Co., Ltd.	654,000	5,192,324
Takigami Steel Construction Co., Ltd.	199,000	485,576
#Takiron Co., Ltd.	1,055,000	2,905,139
*Takuma Co., Ltd.	1,152,000	3,001,933
#*Tamura Corp.	1,189,000	3,843,772
*Tanseisha Co., Ltd.	207,000	531,173
Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,658,032
Tayca Corp.	735,000	2,053,609
*TBK Co., Ltd.	190,000	318,897
TECHNO ASSOCIE Co., Ltd.	171,900	1,231,815
Techno Ryowa, Ltd.	229,770	1,214,093
Teikoku Piston Ring Co., Ltd.	19,000	77,432
Teikoku Tsushin Kogyo Co., Ltd.	299,000	690,987
*Tekken Corp.	2,665,000	2,326,415
#*Ten Allied Co., Ltd.	212,300	742,677
#Tenma Corp.	576,100	6,745,860
Teraoka Seisakusho Co., Ltd.	168,000	780,145
Tigers Polymer Corp.	310,600	1,336,155
#Toa Corp.	5,695,000	5,988,314
Toa Doro Kogyo Co., Ltd.	653,000	938,758
Tochigi Bank, Ltd.	2,740,000	12,557,695
Toda Corp.	1,763,000	5,876,997
Todentu Corp.	694,000	1,239,837
Toenec Corp.	1,039,000	6,285,198
#Toho Bank, Ltd.	1,709,000	5,691,774
Tohoku Bank, Ltd.	1,443,000	2,202,700
Tohto Suisan Co., Ltd.	916,000	1,686,447
Tokai Lease Co., Ltd.	505,000	799,645
Tokai Rubber Industries, Ltd.	100,800	1,189,114
Tokai Tokyo Financial Holdings, Inc.	9,000	29,168
#Toko Electric Corp.	365,000	2,043,040
*Toko, Inc.	1,703,000	2,508,340
#Tokushima Bank, Ltd.	1,085,000	3,979,223
Tokushu Tokai Holdings Co., Ltd.	978,220	2,461,618
Tokyo Biso Kogyo Corp.	43,000	315,281
Tokyo Denpa Co., Ltd.	3,500	23,645
Tokyo Energy & Systems, Inc.	547,000	4,371,045
Tokyo Keiki, Inc.	39,000	47,161
Tokyo Ohka Kogyo Co., Ltd.	177,100	3,412,105
Tokyo Sangyo Co., Ltd.	514,500	1,489,461
Tokyo Soir Co., Ltd.	202,000	508,824
Tokyo Style Co., Ltd.	1,585,000	13,330,924
#Tokyo Tatemono Co., Ltd.	691,000	3,294,855
Tokyo Tekko Co., Ltd.	158,000	514,726
#Tokyo Tomin Bank, Ltd.	79,500	1,159,015

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyu Recreation Co., Ltd.	296,000	$1,826,833
Toli Corp.	912,000	1,657,964
Tomato Bank, Ltd.	1,106,000	2,317,799
#Tomen Electronics Corp.	108,500	1,217,099
Tomoe Corp.	776,100	1,899,737
Tomoku Co., Ltd.	1,048,000	2,384,158
Tonami Holdings Co., Ltd.	1,509,000	4,106,355
Topre Corp.	94,800	847,298
Topy Industries, Ltd.	971,000	1,884,677
Torigoe Co., Ltd.	17,600	156,780
Torii Pharmaceutical Co., Ltd.	275,100	5,314,670
*Toshiba TEC Corp.	192,000	778,469
Tosho Printing Co., Ltd.	772,000	1,628,310
*Totenko Co., Ltd.	310,000	565,342
Totetsu Kogyo Co., Ltd.	454,000	2,665,564
#*Totoku Electric Co., Ltd.	1,034,000	1,081,977
#Tottori Bank, Ltd.	1,000,000	2,844,297
#*Towa Bank, Ltd.	678,000	444,266
Toyo Ink Manufacturing Co., Ltd.	2,873,000	9,992,360
Toyo Kanetsu K.K.	77,000	127,826
Toyo Kohan Co., Ltd.	2,110,000	10,226,600
#Toyo Radiator Co., Ltd.	66,000	176,707
*Toyo Securities Co., Ltd.	145,000	285,563
*Toyo Tire & Rubber Co., Ltd.	316,000	595,400
#Toyo Wharf & Warehouse Co., Ltd.	980,000	1,810,504
#Trusco Nakayama Corp.	101,600	1,583,014
Tsubakimoto Chain Co.	39,000	168,547
#Tsubakimoto Kogyo Co., Ltd.	15,000	32,222
#Tsudakoma Corp.	955,000	1,276,748
Tsugami Corp.	26,000	48,872
Tsukishima Kikai Co., Ltd.	359,000	2,253,364
Tsurumi Manufacturing Co., Ltd.	240,000	1,696,570
Tsutsumi Jewelry Co., Ltd.	256,100	6,028,247
Tsuzuki Denki Co., Ltd.	376,000	1,509,801
Tsuzuki Densan Co., Ltd.	4,400	12,215
TTK Co., Ltd.	136,000	500,936
TYK Corp.	690,000	1,603,550
Uchida Yoko Co., Ltd.	1,056,000	3,172,600
#*Uniden Corp.	1,711,000	3,981,328
UNY Co., Ltd.	58,860	437,201
#U-Shin, Ltd.	552,500	2,918,986
*Vital Ksk Holdings, Inc.	371,600	2,219,778
*Wakachiku Construction Co., Ltd.	31,000	15,882
Warabeya Nichiyo Co., Ltd.	13,900	170,011
*Wondertable, Ltd.	78,000	77,490
#Wood One Co., Ltd.	504,000	1,293,897
Yachiyo Bank, Ltd.	1,800	53,198
Yaizu Suisankagaku Industry Co., Ltd.	1,400	17,419
Yamabiko Corp.	128,074	1,558,334
Yamagata Bank, Ltd.	1,655,000	7,937,023
Yamamura Glass Co., Ltd.	2,338,000	7,439,137
Yamanashi Chuo Bank, Ltd.	1,489,000	6,813,235
Yamato Corp.	332,000	1,126,765
Yamato International, Inc.	47,500	209,221
Yamaura Corp.	155,500	340,918
Yasuda Warehouse Co., Ltd. (The)	149,500	1,017,628
#Yellow Hat, Ltd.	384,500	3,665,190
Yodogawa Steel Works, Ltd.	3,670,000	15,188,815
Yokohama Reito Co., Ltd.	1,059,000	7,092,466
Yondenko Corp.	438,650	2,467,296
Yonex Co., Ltd.	149,000	1,101,963

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Yorozu Corp.	63,800	$763,916
Yuasa Funashoku Co., Ltd.	532,000	1,275,101
Yuraku Real Estate Co., Ltd.	24,000	86,796
Yurtec Corp.	1,097,000	6,922,197

TOTAL JAPAN		1,490,165,879

MALAYSIA — (0.0%)
*Rekapacific Berhad	130,000	—

NETHERLANDS — (1.9%)
#Aalberts Industries NV	257,359	3,224,436
Batenburg Beheer NV	6,890	197,749
#*BE Semiconductor Industries NV	552,443	2,176,134
Crown Van Gelder NV	51,923	632,023
*Crucell NV	39,477	784,262
DOCdata NV	7,432	87,528
#*Draka Holding NV	402,658	7,505,514
*Fornix Biosciences NV	2,090	22,124
#*Gamma Holding NV	70,979	834,402
#*Heijmans NV	116,682	2,078,677
#*InnoConcepts NV	9,699	31,252
KAS Bank NV	218,219	4,486,428
#Kendrion NV	6,143	82,199
Koninklijke Bam Groep NV	1,221,074	14,361,652
#Koninklijke Ten Cate NV	220,432	5,160,482
Macintosh Retail Group NV	2,803	57,580
Mediq NV	73,752	1,167,033
Nutreco Holding NV	746,767	37,693,977
#Oce NV	2,361,357	14,931,992
#*Ordina NV	481,056	2,976,444
*Punch Graphix NV	4,637	10,451
#*Qurius NV	494,694	210,324
*Roto Smeets Group NV	22,605	436,007
Royal Reesink NV	2,110	212,808
Smit Internationale NV	36,167	2,842,905
*SNS Reaal Groep NV	1,239,142	8,758,531
#Telegraaf Media Groep NV	76,159	1,428,180
*Textielgroep Twenthe NV	1,200	4,415
TKH Group NV	106,796	1,769,818
#*TomTom NV	152,434	1,452,974
#*USG People NV	1,386,176	24,117,169
#*Van der Moolen Holding NV	822,078	48,072
#Wavin NV	860,809	1,775,973

TOTAL NETHERLANDS		141,559,515

NEW ZEALAND — (0.3%)
*AFFCO Holdings, Ltd.	4,822,896	1,279,718
Air New Zealand, Ltd.	4,673,014	4,332,826
*Auckland International Airport, Ltd.	895,862	1,288,734
*CDL Investments (New Zealand), Ltd.	866,651	173,385
Colonial Motor Co., Ltd.	207,470	401,147
Fisher & Paykel Appliances Holdings, Ltd.	8,152,085	3,806,744
Millennium & Copthorne Hotels (New Zealand), Ltd.	3,112,559	983,715
*New Zealand Oil & Gas, Ltd.	68,967	84,300
Northland Port Corp. (New Zealand), Ltd.	24,300	31,044
Nuplex Industries, Ltd.	228,106	400,627
Pan Pacific Petroleum NL	726,991	283,175
Port of Tauranga, Ltd.	17,979	90,507
*Pyne Gould Guinness, Ltd.	1,902,406	828,962
*Richina Pacific, Ltd.	929,648	240,145
*Rubicon, Ltd.	2,472,292	1,685,854

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Sanford, Ltd.	1,099,644	$3,834,909
*Tenon, Ltd.	372,153	245,181
Tourism Holdings, Ltd.	870,292	446,301
#Tower, Ltd.	2,871,308	3,507,489

TOTAL NEW ZEALAND		23,944,763

NORWAY — (1.0%)
#*Aker ASA	19,300	514,150
#*Aktiv Kapital ASA	170,665	1,220,549
Atea ASA	128,618	844,203
#*Austevoll Seafood ASA	73,345	433,954
*Birdstep Technology ASA	128,796	47,087
#*Blom ASA	174,000	374,675
#Bonheur ASA	236,200	7,294,324
*BW Offshore, Ltd.	395,030	529,706
*Camillo Eitze & Co. ASA	150,780	354,548
#*Cermaq ASA	511,276	4,445,794
*Copeinca ASA	4,600	32,332
#*Dockwise, Ltd.	303,107	445,880
#*DOF ASA	366,203	2,085,666
*EDB Business Partner ASA	1,500	6,425
#*Eitzen Chemical ASA	97,998	37,807
#*Electromagnetic GeoServices AS	15,100	12,232
#*Eltek ASA	1,440,852	793,491
Farstad Shipping ASA	209,496	4,859,479
Ganger Rolf ASA	402,700	11,278,135
*Havila Shipping ASA	28,300	224,725
*IOT Holdings ASA	137,172	3,338
#*Kongsberg Automotive ASA	145,800	110,382
Kongsberg Gruppen ASA	56,248	773,532
*Kverneland Group ASA	461,570	309,456
#*Norske Skogindustrier ASA Series A	3,397,443	5,640,974
*Norwegian Energy Co. ASA	4,500	12,133
Odfjell ASA Series A	281,996	2,511,299
*Petroleum-Geo Services ASA	1,000	9,417
*Prosafe Production Public, Ltd.	515,000	1,153,509
Scana Industrier ASA	102,545	162,197
#*Sevan Marine ASA	4,446,469	7,145,269
#*Siem Offshore, Inc.	99,000	152,356
Solstad Offshore ASA	358,822	6,737,147
#*Songa Offshore SE	172,802	862,646
SpareBanken 1 SMN	1,107,373	9,729,735
*TGS Nopec Geophysical Co. ASA	108,418	1,644,210
#*TTS Marine ASA	66,874	78,699
Wilh. Wilhelmsen ASA	251,768	5,830,662

TOTAL NORWAY		78,702,123

PORTUGAL — (0.2%)
Banif SGPS SA	979,264	1,887,131
*Corticeira Amorim SA	2,107,868	2,914,703
#*Investimentos Participacoes e Gestao SA	1,862,137	1,782,110
*Papelaria Fernandes-Industria e Comercia SA	2,000	7,829
*ParaRede SGPS SA	519,601	680,393
Sociedade de Investimento e Gestao SGPS SA	46,400	513,292
#*Sonae Capital SGPS SA	168,386	220,043
#*Sonae Industria SGPS SA	1,446,521	5,215,159
#*Sonaecom SGPS SA	43,142	123,454
*Sumol + Compal SA	59,147	121,225
*Teixeira Duarte Engenharia e Construcoes SA	2,873	4,518

TOTAL PORTUGAL		13,469,857

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (1.6%)
Allgreen Properties, Ltd.	19,053,000	$15,380,494
*Apollo Enterprises, Ltd.	240,000	239,393
*Asia Food & Properties, Ltd.	7,332,000	2,934,556
Bonvests Holdings, Ltd.	1,336,280	849,268
Brothers (Holdings), Ltd.	272,078	29,141
*Changjiang Fertilizer Holdings, Ltd.	1,377	251
#*Chartered Semiconductor Manufacturing, Ltd.	7,063,299	13,094,790
Chemical Industries (Far East), Ltd.	40,000	13,271
*China Auto Corp., Ltd.	2,179,700	131,334
China Merchants Holdings Pacific, Ltd.	990,000	444,056
Chuan Hup Holdings, Ltd.	7,392,000	1,668,841
#*Creative Technology Co., Ltd.	812,350	3,427,830
Engro Corp., Ltd.	115,500	73,248
*Excel Machine Tools, Ltd.	473,000	—
Federal International (2000), Ltd.	470,625	72,824
GK Goh Holdings, Ltd.	2,295,000	1,030,814
GP Industries, Ltd.	1,370,808	317,336
*Grand Banks Yachts, Ltd.	288,750	95,285
Hi-P International, Ltd.	2,687,000	1,319,460
#Ho Bee Investment, Ltd.	4,300,000	4,255,639
*Hong Fok Corp., Ltd.	1,133,000	504,941
Hong Leong Asia, Ltd.	567,000	829,159
#Hotel Grand Central, Ltd.	2,094,216	980,485
#Hotel Properties, Ltd.	2,017,500	2,978,859
Hour Glass, Ltd.	793,320	391,938
#*Huan Hsin Holdings, Ltd.	1,504,000	278,941
Hwa Hong Corp., Ltd.	4,148,000	1,187,126
Isetan (Singapore), Ltd.	171,000	402,152
#Jaya Holdings, Ltd.	4,195,000	1,344,910
*Jurong Technologies Industrial Corp., Ltd.	3,391,000	60,487
K1 Ventures, Ltd.	14,253,000	1,710,559
Kian Ann Engineering, Ltd.	111,500	14,112
Kim Eng Holdings, Ltd.	976,147	1,380,726
KS Energy Services, Ltd.	610,000	484,295
Lafe Corp., Ltd.	729,200	46,334
LC Development, Ltd.	1,911,800	257,059
Lee Kim Tah Holdings, Ltd.	2,313,000	808,655
Leeden, Ltd.	339,000	84,402
Lum Chang Holdings, Ltd.	1,211,000	271,719
Memtech International, Ltd.	2,738,000	183,861
Metro Holdings, Ltd.	8,200,800	4,418,639
NSL, Ltd.	717,000	652,698
*Orchard Parade Holdings, Ltd.	3,766,625	2,555,840
Pan Pacific Hotels Group, Ltd.	943,000	893,298
*Penguin International, Ltd.	4,316,250	471,181
Popular Holdings, Ltd.	6,232,500	797,022
*PSC Corp., Ltd.	6,729,043	1,148,960
#QAF, Ltd.	3,525,755	1,148,068
San Teh, Ltd.	1,012,800	221,548
#*SC Global Developments, Ltd.	178,850	177,721
Sing Investments & Finance, Ltd.	84,000	76,660
Singapore Land, Ltd.	1,531,000	5,993,456
Singapore Reinsurance Corp., Ltd.	3,080,110	639,833
Singapore Shipping Corp., Ltd.	2,147,000	418,303
Singapura Finance, Ltd.	105,000	105,070
Stamford Land Corp., Ltd.	4,308,000	1,231,273
*Sunright, Ltd.	111,000	13,266
*Thakral Corp., Ltd.	1,130,000	47,296
*TT International, Ltd.	900	25
*Tuan Sing Holdings, Ltd.	9,872,000	1,393,176
UMS Holdings, Ltd.	4,420,000	576,301

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
United Engineers, Ltd.	2,200,666	$2,602,858
United Industrial Corp., Ltd.	6,852,000	8,846,347
UOL Group, Ltd.	5,825,000	13,896,778
WBL Corp., Ltd.	316,500	1,038,797
#Wheelock Properties, Ltd.	3,109,000	3,860,485
Wing Tai Holdings, Ltd.	5,262,800	6,160,854

TOTAL SINGAPORE		118,964,304

SPAIN — (1.3%)
Adolfo Dominguez SA	12,761	204,277
Banco Pastor SA	101,375	757,094
*Baron de Ley SA	23,940	1,161,511
#Campofrio Food Group SA	79,186	801,519
#Cementos Portland Valderrivas SA	85,491	3,950,093
#*Corporacion Dermoestetica SA	67,673	316,432
#*Dogi International Fabrics SA	191,727	180,016
Ebro Puleva SA	1,461,723	27,835,690
#*Ercros SA	324,939	666,947
*Espanola del Zinc SA	53,703	96,176
*Fluidra SA	6,883	32,995
*Funespana SA	63,148	555,885
Grupo Catalana Occidente SA	135,156	3,274,754
#*Grupo Empresarial Ence SA	2,438,571	9,803,125
#*Grupo Tavex SA	426,325	403,633
Iberpapel Gestion SA	95,217	1,567,128
*Inbesos SA	23,298	81,958
#*La Seda de Barcelona SA	5,166,665	2,575,913
*Lingotes Especiales SA	4,932	27,456
Miquel y Costas & Miquel SA	20,960	451,537
#*NH Hoteles SA	2,376,325	12,434,533
*Nicolas Correa SA	137,049	432,664
#Papeles y Cartones de Europa SA	335,537	1,903,619
#Pescanova SA	125,431	4,360,933
#*Promotora de Informaciones SA	1,431,473	6,826,824
*Realia Business SA	142,586	382,959
#*Sacyr Vallehermoso SA	104,471	1,580,512
Service Point Solutions SA	392,989	656,314
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	179,660	351,356
#Sol Melia SA	446,904	3,960,492
#*Solaria Energia y Medio Ambiente SA	398,709	1,482,387
*Tecnocom Telecomunicaciones y Energia SA	22,127	93,891
Tubacex SA	256,030	1,057,767
Unipapel SA	134,215	2,028,309
Vidrala SA	7,110	193,356
Viscofan SA	254,077	6,641,099
*Vocento SA	6,433	40,294

TOTAL SPAIN		99,171,448

SWEDEN — (3.3%)
Acando AB	667,454	1,381,134
AF AB Series B	19,700	491,231
#*Anoto Group AB	261,833	147,135
Atrium Ljungberg AB Series B	16,800	150,922
B&B Tools AB.	10,038	117,387
Beijer Alma AB	77,942	971,068
*Bilia AB Series A	271,913	2,211,286
#*Billerud AB	2,259,662	12,518,886
Biotage AB	801,694	718,486
#Boliden AB	4,986,751	60,046,993
Bong Ljungdahl AB	64,100	202,382
*Bure Equity AB	53,108	271,216

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Cantena AB	109,825	$1,371,046
Cardo AB	297,798	8,030,074
Castellum AB	1,279,490	11,909,426
*Cloetta AB	35,712	156,688
#Concordia Maritime AB Series B	369,034	909,592
Consilium AB Series B	8,000	31,743
*East Capital Explorer AB	24,979	227,875
Elos AB	29,600	140,322
*Enea Data AB Series B	4,335	28,948
#*Eniro AB	957,333	4,406,901
#Fabege AB	1,131,140	6,567,540
*Forshem Group AB Series B	23,642	89,373
G & L Beijer AB Series B	96,600	2,432,882
#Geveko AB	36,600	323,925
#*Gunnebo AB	42,690	203,568
#*Haldex AB	396,604	3,426,465
*Hexpol AB	5,250	43,816
Hoganas AB Series B	10,478	189,562
#Holmen AB Series B	311,711	8,412,561
Industrial & Financial Systems AB Series B	98,121	887,700
Intellecta AB Series B	30,100	230,351
*JM AB	119,617	1,776,724
Klovern AB	710,620	2,246,009
Kungsleden AB	1,647,071	11,469,006
Lagercrantz Group AB Series B	233,635	864,559
Lammhults Design Group AB	78,200	523,426
Lennart Wallenstam Byggnads AB Series B	411,937	6,740,025
#*Meda AB Series A	596,075	5,394,313
*Micronic Laser Systems AB	190,873	341,521
NCC AB Series A	40,952	630,085
NCC AB Series B	1,170,402	17,681,574
#New Wave Group AB Series B	335,875	1,170,759
*Nobia AB	420,712	2,611,414
Nolato AB Series B	124,091	1,007,720
OEM International AB Series B	30,300	178,617
*Pa Resources AB	2,912,460	11,280,492
*Partnertech AB	36,982	136,077
#Peab AB Series B	58,234	364,875
Poolia AB Series B	145,206	689,251
*Pricer AB Series B	822,376	69,913
ProAct IT Group AB	124,881	1,228,233
Profilgruppen AB	25,600	173,886
Rederi AB Transatlantic Series B	471,780	1,549,590
#*rnb Retail & Brands AB	1,089,453	1,064,222
*Rorvik Timber AB	22,590	49,745
#*Rottneros Bruk AB	1,587,000	590,327
#*SAS AB	859,680	521,687
*Scribona AB Series A	15,700	18,702
*Scribona AB Series B	629,698	760,419
*Semcon AB	13,958	56,817
Skanditek Industrifoervaltnings AB	137,410	380,286
Studsvik AB	41,833	435,635
#*Trelleborg AB Series B	6,681,684	40,590,079
Wihlborgs Fastigheter AB	87,863	1,648,475

TOTAL SWEDEN		243,492,947

SWITZERLAND — (4.6%)
Acino Holding AG	29,432	4,830,027
*AFG Arbonia-Forster Holding AG	18,309	390,763
#Allreal Holding AG	97,788	11,816,281
*Also Holding AG	9,450	379,404

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Ascom Holding AG	9,714	$103,103
*Athris Holding AG	3,199	3,291,105
Baloise-Holding AG	243,202	20,823,422
Bank Coop AG	11,560	808,120
Banque Cantonale de Geneve SA	12,101	2,822,398
Banque Cantonale du Jura SA	8,000	474,756
Banque Cantonale Vaudoise	19,836	7,471,621
Bellevue Group AG	1,179	47,941
*Bobst Group AG	173,189	6,408,748
Bossard Holding AG	12,058	691,722
Bucher Industries AG	49,914	5,244,099
Calida Holding AG	400	120,891
Carlo Gavazzi Holding AG	7,890	1,110,019
*Cham Paper Holding AG	12,545	2,151,202
Charles Voegele Holding AG	102,269	4,033,228
*Clariant AG	4,668,293	44,630,582
Conzzeta AG	3,818	6,577,146
*COS Computer Systems AG	30,843	234,048
Daetwyler Holding AG	162,513	8,001,264
*Dufry AG	6,429	406,098
Emmi AG	38,072	4,483,890
Energiedienst Holding AG	160	8,738
Escor Casino & Entertainment AG	4,000	78,787
Feintol International Holding AG	6,555	1,424,854
Flughafen Zuerich AG	49,800	14,497,304
Forbo Holding AG	34,708	9,807,363
George Fisher AG	37,901	9,966,138
Gurit Holding AG	10,558	5,825,383
Helvetia Holding AG	86,089	27,449,020
Hexagon AB	52,500	690,857
#Implenia AG	260,675	7,238,676
Intershop Holding AG	17,412	4,971,869
*Kardex AG	6,654	220,768
Komax Holding AG	2,874	215,347
Lem Holdings SA	2,914	837,178
*lifeWatch AG	4,440	86,475
Medisize Holding AG	77,559	3,966,237
*Micronas Semiconductor Holding AG	224,120	795,878
*Mikron Holding AG	35,788	232,303
Mobimo Holding AG	7,047	1,136,005
*Norinvest Holding SA	29,250	164,728
#*Oerlikon Corp. AG	10,542	668,910
#Petroplus Holdings AG	535,805	11,673,150
#PSP Swiss Property AG	588,827	33,042,294
*PubliGroupe SA	1,680	160,866
*Rieters Holdings AG	12,450	2,787,717
Romande Energie Holding SA	3,903	7,747,023
*Schweizerische National-Versicherungs-Gesellschaft AG	374,178	11,479,613
Siegfried Holding AG	26,245	2,657,200
St. Galler Kantonalbank AG	6,370	2,900,544
Swiss Prime Site AG	406,771	22,391,057
*Swissmetal Holding AG	116,281	1,243,325
*Tornos SA	16,000	114,160
Valiant Holding AG	20,208	3,981,408
Valora Holding AG	38,558	9,193,202
Vaudoise Assurances Holdings SA	19,605	3,539,820
Verwaltungs und Privat-Bank AG	2,554	273,030
WMH Walter Meier Holding AG	595	46,914
Zehnder Holding AG	59	64,914
*Zueblin Immobilien Holding AG	390,311	1,729,180

TOTAL SWITZERLAND		342,660,113

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (16.3%)
Acal P.L.C.	327,161	$671,998
Aga Rangemaster Group P.L.C.	2,117,242	4,005,841
Airea P.L.C.	255,105	56,523
Alexandra P.L.C.	383,995	129,218
Alexon Group P.L.C.	201,241	133,756
Alphameric P.L.C.	1,299,022	637,931
Alumasc Group P.L.C.	597,030	1,053,725
*Amberley Group P.L.C.	71,000	2,913
Amlin P.L.C.	9,708,370	56,193,562
Anglo Pacific Group P.L.C.	1,173,353	3,978,760
Anglo-Eastern Plantations P.L.C.	261,385	1,544,082
Anite P.L.C.	16,652	9,288
*API Group P.L.C.	567,365	65,316
#*Arena Leisure P.L.C.	645,000	299,040
Arriva P.L.C.	191,667	1,381,262
Ashtead Group P.L.C.	11,706,012	15,398,704
*Assura Group, Ltd. P.L.C.	42,159	20,588
*Asterand P.L.C.	387,527	139,860
*Autologic Holdings P.L.C.	455,119	210,033
Avesco Group P.L.C.	84,124	37,969
*Avon Rubber P.L.C.	465,400	615,266
#*Barratt Developments P.L.C.	1,787,402	4,054,853
BBA Aviation P.L.C.	3,218,172	8,121,048
*Beale P.L.C.	71,298	42,601
Beazley P.L.C.	11,811,119	20,725,329
*Bede P.L.C.	283,000	2,973
Bellway P.L.C.	3,481,205	41,637,233
*Berkeley Group Holdings P.L.C. (The)	435,218	6,074,604
*Berkeley Technology, Ltd.	222,520	18,297
#Biocompatibles International P.L.C.	543,647	2,202,399
Bloomsbury Publishing P.L.C.	49,363	101,208
Bodycote P.L.C.	5,826,032	15,566,618
*Bovis Homes Group P.L.C.	4,184,856	28,182,882
Brit Insurance Holdings P.L.C.	11,179,422	38,072,361
#*British Airways P.L.C.	2,967,127	8,811,525
British Polythene Industries P.L.C.	387,999	1,503,860
BSS Group P.L.C.	180,302	786,193
Camellia P.L.C.	2,531	313,092
Capital & Regional P.L.C.	6,527,136	3,626,255
Carclo P.L.C.	835,334	1,330,753
Carillion P.L.C.	2,441,103	11,759,735
*Carphone Warehouse Group P.L.C.	2,839,026	8,562,299
Carr’s Milling Industries P.L.C.	81,009	597,450
Castings P.L.C.	485,190	1,488,403
Catlin Group, Ltd.	8,508,243	45,940,078
Centaur Media P.L.C.	100,000	87,982
*Chapelthorpe P.L.C.	160,984	32,412
*Character Group P.L.C. (The)	31,478	34,356
Charles Stanley Group P.L.C.	150,000	626,451
Charter International P.L.C.	47,043	534,981
*Chaucer Holdings P.L.C.	437,136	330,635
Chesnara P.L.C.	114,607	342,309
Churchill China P.L.C.	53,181	242,472
*City of London Group P.L.C.	34,000	30,955
Clarkson P.L.C.	333	4,505
Clinton Cards P.L.C.	3,695,504	2,508,099
Close Brothers Group P.L.C.	2,135,186	24,553,339
Colefax Group P.L.C.	96,000	167,802
Collins Stewart P.L.C.	2,247,413	2,939,742
*COLT Telecom Group SA	4,568,055	9,273,296
Communisis P.L.C.	2,449,572	662,924

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Computacenter P.L.C.	3,550,201	$16,448,516
*Cookson Group P.L.C.	3,902,119	23,284,656
*Coral Products P.L.C.	102,000	7,505
*Cosalt P.L.C.	1,039,426	165,392
*Creightons P.L.C.	250,000	8,197
Creston P.L.C.	107,460	145,284
*CSR P.L.C.	466,473	3,404,806
Daejan Holdings P.L.C.	114,788	5,040,191
Dairy Crest Group P.L.C.	708,156	4,642,146
Dart Group P.L.C.	915,494	783,405
Davis Service Group P.L.C.	1,301,429	8,917,211
Delta P.L.C.	2,875,420	7,874,240
Development Securities P.L.C.	1,626,532	8,271,405
Devro P.L.C.	43,253	85,349
#Dialight P.L.C.	299,486	927,326
Diploma P.L.C.	475,000	1,284,192
DRS Data & Research Services P.L.C.	51,000	12,751
DS Smith P.L.C.	12,895,987	24,629,261
*DSG International P.L.C.	29,382,888	14,712,570
E2V Technologies P.L.C.	2,942	3,380
*easyJet P.L.C.	2,246,893	13,226,703
Eleco P.L.C.	68,900	42,025
Electronic Data Processing P.L.C.	28,124	20,514
Elementis P.L.C.	10,800,568	11,239,285
*Enterprise Inns P.L.C.	4,858,641	9,407,262
*Erinaceous Group P.L.C.	371,424	10,058
Evolution Group P.L.C.	935,354	2,527,901
F&C Asset Management P.L.C.	7,193,738	8,721,854
Fenner P.L.C.	704,375	1,847,507
Filtronic P.L.C.	1,323,456	723,133
*Fortress Holdings P.L.C.	200,000	—
*French Connection Group P.L.C.	510,182	343,874
Fuller Smith & Turner P.L.C.	373,727	3,050,522
Future P.L.C.	1,768,908	578,530
FW Thorpe P.L.C.	19,149	210,398
Galliford Try P.L.C.	307,868	1,714,596
GB Group P.L.C.	707,131	256,265
*Gem Diamonds, Ltd.	11,640	43,874
Genetix Group P.L.C.	50,000	52,046
*GKN P.L.C.	11,666,279	20,436,146
Greene King P.L.C.	5,260,781	33,988,997
*Guinness Peat Group P.L.C.	945,147	570,694
Hampson Industries P.L.C.	308,691	366,993
Hardy Underwriting Group P.L.C.	892,716	4,269,697
Harvard International P.L.C.	492,775	443,796
Harvey Nash Group P.L.C.	667,151	476,390
*Hawtin P.L.C.	150,000	14,859
Haynes Publishing Group P.L.C.	25,591	92,371
Helical Bar P.L.C.	2,706,283	14,676,416
Henderson Group P.L.C.	1,952,589	4,116,368
Henry Boot P.L.C.	1,137,852	2,102,047
*Heywood Williams Group P.L.C.	913,873	20,999
Hiscox, Ltd.	10,648,017	55,841,012
HR Owen P.L.C.	117,528	129,209
Hunting P.L.C.	255,536	2,194,973
Huntsworth P.L.C.	2,240,290	2,457,497
*Inchcape P.L.C.	17,025,893	8,166,001
Innovation Group P.L.C.	624,395	115,205
*Intec Telecom Systems P.L.C.	1,861,142	3,333,434
Intelek P.L.C.	505,250	122,332
Intermediate Capital Group P.L.C.	1,679,060	6,991,766

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Interserve P.L.C.	203,222	$775,629
*Inveresk P.L.C.	756,409	19,863
*IP Group P.L.C.	154,720	141,998
J. Smart & Co. (Contractors) P.L.C.	18,263	125,933
James Fisher & Sons P.L.C.	136,046	967,431
James Halstead P.L.C.	39,605	366,932
#*JJB Sports P.L.C.	6,169,618	3,030,853
*JJB Sports P.L.C. Excess Application Shares	4,935,694	2,430,220
*Johnston Press P.L.C.	9,598,378	4,428,335
KBC Advanced Technologies P.L.C.	622,919	423,382
Kewill P.L.C.	60,000	93,978
Laird P.L.C.	1,116,823	2,669,853
Lavendon Group P.L.C.	672,276	1,543,296
*Leeds Group P.L.C.	241,639	61,472
*Leo Insurance P.L.C.	25,000	821
Litho Supplies P.L.C.	113,000	10,158
*London Scottish Bank P.L.C.	299,952	12,898
*Lookers P.L.C.	2,471,912	2,393,390
*Low & Bonar P.L.C.	3,225,926	1,735,337
Luminar Group Holdings P.L.C.	2,521,893	3,078,987
Macfarlane Group P.L.C.	1,730,981	496,828
Management Consulting Group P.L.C.	2,563,393	1,114,718
Marshalls P.L.C.	1,278,008	1,993,569
Marston’s P.L.C.	7,569,142	10,743,423
Meggitt P.L.C.	12,962,458	51,899,258
Melrose P.L.C.	1,841,863	5,142,728
*Metalrax Group P.L.C.	68,716	6,007
*Mid-States P.L.C.	50,000	5,334
Millennium & Copthorne Hotels P.L.C.	5,019,556	27,745,529
*Minerva P.L.C.	4,671,855	2,689,116
#*Mitchells & Butlers P.L.C.	3,121,519	11,994,379
*MJ Gleeson Group P.L.C.	645,704	1,201,973
Molins P.L.C.	102,466	103,075
Mondi P.L.C.	7,958,099	43,926,465
Moneysupermarket.Com Group P.L.C.	180,048	228,126
*Monitise P.L.C.	101,664	22,287
Morgan Sindall P.L.C.	18,809	173,955
*Morse P.L.C.	93,868	59,695
Mothercare P.L.C.	892,737	8,426,156
MP Evans Group P.L.C.	95,175	471,796
MS International P.L.C.	119,401	410,473
*MWB Group Holdings P.L.C.	1,659,493	1,312,541
Nestor Healthcare Group P.L.C.	652,386	513,219
Noble Investments (UK) P.L.C.	300	489
Northamber P.L.C.	152,685	93,923
#Northgate P.L.C.	1,372,369	4,929,329
Novae Group P.L.C.	611,176	3,103,840
*NXT P.L.C.	48,000	12,227
*Opsec Security Group P.L.C.	371,366	98,750
Oxford Instruments P.L.C.	463,280	1,850,109
Pace P.L.C.	30,565	110,684
Panther Securities P.L.C.	45,000	249,401
*Pendragon P.L.C.	4,710,130	2,273,893
*Persimmon P.L.C.	6,879,478	45,355,560
*Photo-Me International P.L.C.	10,000	6,726
Pinewood Shepperton P.L.C.	358,476	778,360
*Pinnacle Staffing Group P.L.C.	903,519	51,907
*Pittards P.L.C.	39,000	1,360
Portmeirion Group P.L.C.	56,335	242,824
#Porvair P.L.C.	484,144	577,599
*Premier Foods P.L.C.	40,873,986	23,964,979

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Prime Focus London P.L.C.	13,000	$3,094
Psion P.L.C.	2,215,016	4,254,763
*Punch Taverns P.L.C.	6,013,076	8,176,593
*Quintain Estates & Development P.L.C.	1,414,690	4,486,077
#*Redrow P.L.C.	5,102,411	11,729,928
*Redstone P.L.C.	369,451	21,460
*Renold P.L.C.	829,414	395,139
*Renovo Group P.L.C.	222,886	91,274
Rensburg Sheppards P.L.C.	9,472	106,567
ROK P.L.C.	35,945	27,383
RPC Group P.L.C.	1,157,084	4,888,311
Rugby Estates P.L.C.	62,933	257,186
*Rutland Trust P.L.C.	89,181	98,067
S&U P.L.C.	7,000	51,194
*Safeland P.L.C.	50,000	18,054
*Sagittarius Professional Services P.L.C.	250,000	3,693
*Salamander Energy P.L.C.	441,257	1,777,023
Savills P.L.C.	134,973	708,244
Scott Wilson Group P.L.C.	75,046	157,980
*SDL P.L.C.	57,530	380,926
Senior P.L.C.	3,768,380	3,774,550
Severfield-Rowen P.L.C.	86,096	232,800
Shanks Group P.L.C.	1,249,518	1,760,393
SIG P.L.C.	4,980,439	9,692,159
#*Signet Group, Ltd.	94,748	2,392,350
Smiths News P.L.C.	203,287	405,638
Speedy Hire P.L.C.	117,899	70,021
*Sportech P.L.C.	115,311	120,112
St. Ives Group P.L.C.	2,516,218	2,775,872
*St. Modwen Properties P.L.C.	3,104,290	11,407,300
*Stylo P.L.C.	5,293	413
Swallowfield P.L.C.	60,849	104,180
*Tandem Group P.L.C. Non-Voting Shares	472,000	—
*Taurus Storage P.L.C.	250,000	3,693
*Taylor Wimpey P.L.C.	25,795,990	15,638,930
*Telspec P.L.C.	205,000	14,299
Tex Holdings P.L.C.	11,000	12,351
Titon Holdings P.L.C.	32,499	22,603
Tomkins P.L.C.	13,525,823	37,106,806
*Torotrak P.L.C.	44,048	18,367
Town Centre Securities P.L.C.	160,173	460,979
*Trafficmaster P.L.C.	902,206	466,809
Travis Perkins P.L.C.	3,875,156	47,804,947
Treatt P.L.C.	38,663	161,849
Trifast P.L.C.	875,171	358,440
#Trinity Mirror P.L.C.	8,578,803	22,523,091
TT electronics P.L.C.	2,310,062	2,754,229
*UK Coal P.L.C.	3,281,033	4,611,148
Umeco P.L.C.	305,803	1,377,354
Unite Group P.L.C.	3,076,465	13,390,683
Vislink P.L.C.	816,969	324,664
Vitec Group P.L.C. (The)	34,372	214,096
Vp P.L.C.	315,426	859,030
*Wagon P.L.C.	825,228	26,140
Waterman Group P.L.C.	514,435	337,732
*Westcity P.L.C.	456,507	93,656
*William Ransom & Son P.L.C.	65,000	4,982
Wilmington Group P.L.C.	314,261	746,171
*Wolfson Microelectronics P.L.C.	427,313	853,618
WSP Group P.L.C.	111,595	546,948
#*Yell Group P.L.C.	9,483,371	7,957,588

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Young & Co.’s Brewery P.L.C. Series A	35,800	$292,586
Zotefoams P.L.C.	196,330	290,194

TOTAL UNITED KINGDOM		1,222,407,379

TOTAL COMMON STOCKS		6,815,740,081

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
#Village Roadshow, Ltd. Series A	1,428,884	2,217,142

FINLAND — (0.0%)
*Tamfelt Oyj	2,625	18,739

TOTAL PREFERRED STOCKS		2,235,881

RIGHTS/WARRANTS — (0.2%)
AUSTRALIA — (0.0%)
*Capral, Ltd. Rights 11/06/09	422,943	3,046
*UXC, Ltd. Options 03/31/10	279,218	100,535

TOTAL AUSTRALIA		103,581

BELGIUM — (0.0%)
*Zenitel NV STRIP VVPR	9,327	14

CANADA — (0.0%)
*Tembec, Inc. Warrants 03/03/12	262,718	24,280

FRANCE — (0.0%)
*Groupe Ares Rights 12/31/09	97,923	26,948
*Groupe Focal SA Warrants 02/21/10	1,716	—
*Mr Bricolage SA Rights 11/04/09	125,040	184

TOTAL FRANCE		27,132

GERMANY — (0.0%)
*Silicon Sensor International AG Rights 11/02/09	9,865	15
*TUI AG Rights 11/11/09	1,997,613	308,677

TOTAL GERMANY		308,692

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	20,958,000	1,111,421
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	10,800	—
*Hop Hing Group Holdings, Ltd. Warrants 05/31/13	144,960	2,553
*ITC Corp., Ltd. Warrants 11/04/09	5,370,124	6,929
*ITC Properties Group, Ltd. Warrants 06/02/10	15,060,000	19,432
*Lippo, Ltd. Warrants 07/04/11	214,750	8,313
*South China (China), Ltd. Rights 09/06/10	2,034,768	48,571

TOTAL HONG KONG		1,197,219

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	701,260	37,152

JAPAN — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

MALAYSIA — (0.0%)
*Ramunia Holdings Berhad Warrants 12/20/09	28,880	3,012

NORWAY — (0.0%)
*Dockwise, Ltd. Rights 11/20/09	104,818	13,729
*Norwegian Energy Rights 10/27/09	4,500	196

TOTAL NORWAY		13,925

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (0.1%)
*Pescanova SA Rights 10/22/09	62,715	$2,182,764

UNITED KINGDOM — (0.1%)
*Barratt Developments P.L.C. Rights 11/03/09	2,323,622	5,152,249
*Laird P.L.C. Rights 11/13/09	558,412	371,181
*Redrow P.L.C. Rights 11/03/09	2,431,523	1,400,190
*SFI Holdings, Ltd. Litigation Certificate	79,000	—
*Ultraframe Litigation Notes	160,022	—

TOTAL UNITED KINGDOM		6,923,620

TOTAL RIGHTS/WARRANTS		10,821,391

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (8.8%)
§@DFA Short Term Investment Fund LP	660,084,739	660,084,739
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized byvarious corporate obligations, ranging in par value from $4,247,617 to $16,429,280,rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39,valued at $355,813) to be repurchased at $348,838	$349	348,836

TOTAL SECURITIES LENDING COLLATERAL		660,433,575

TOTAL INVESTMENTS — (100.0%) (Cost $8,133,915,343)		$7,489,230,928

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (86.2%)
AUSTRALIA — (6.1%)
Adelaide Brighton, Ltd.	37,364	$94,004
*Aditya Birla Minerals, Ltd.	33,991	38,094
#*AED Oil, Ltd.	28,704	14,198
AJ Lucas Group, Ltd.	9,790	37,749
Alesco Corp., Ltd.	5,180	23,221
*Alumina, Ltd.	166,068	243,703
*Alumina, Ltd. Sponsored ADR	900	5,202
Amalgamated Holdings, Ltd.	11,011	59,130
Amcor, Ltd.	98,578	507,629
AMP, Ltd.	8,012	42,216
Ansell, Ltd.	8,831	81,596
APA Group, Ltd.	5,681	16,072
#APN News & Media, Ltd.	53,277	106,364
*Aquila Resources, Ltd.	12,064	80,739
Aristocrat Leisure, Ltd.	3,016	12,040
*Arrow Energy, Ltd.	5,920	21,395
*Asciano Group, Ltd.	183,551	245,775
#*Atlas Iron, Ltd.	10,897	17,093
Ausdrill, Ltd.	13,312	20,084
Austal, Ltd.	7,753	16,808
*Austar United Communications, Ltd.	14,800	17,160
Austbrokers Holdings, Ltd.	4,423	19,197
Austereo Group, Ltd.	10,730	14,268
Australia & New Zealand Banking Group, Ltd.	29,839	608,600
#*Australian Agricultural Co., Ltd.	23,239	30,117
Australian Infrastructure Fund	10,145	16,004
Australian Pharmaceutical Industries, Ltd. (6002840)	338	225
*Australian Pharmaceutical Industries, Ltd. (60028RR)	287	192
Australian Worldwide Exploration, Ltd.	53,441	122,502
Automotive Holdings Group, Ltd.	27,393	53,341
#*Avoca Resources, Ltd.	39,121	53,261
#AWB, Ltd.	117,548	128,354
AXA Asia Pacific Holdings, Ltd.	16,957	63,476
Bank of Queensland, Ltd.	19,828	217,057
Beach Petroleum, Ltd.	85,946	60,286
Bendigo Bank, Ltd.	30,259	245,225
BHP Billiton, Ltd. Sponsored ADR	1,128	73,974
Billabong International, Ltd.	4,148	38,380
Blackmores, Ltd.	1,456	26,954
BlueScope Steel, Ltd.	126,936	336,400
*Boart Longyear Group, Ltd.	17,706	4,267
#Boral, Ltd.	48,454	247,149
#Bradken, Ltd.	22,741	125,069
Brambles, Ltd.	4,538	28,609
Brickworks, Ltd.	13,303	155,004
#Cabcharge Australia, Ltd.	2,648	13,902
*Caltex Australia, Ltd.	13,267	120,287
Campbell Brothers, Ltd. (6161729)	3,475	89,627
*Campbell Brothers, Ltd. (B4TK967)	579	15,109
*Cape Lambert Iron Ore, Ltd.	16,853	7,239
*Cardno, Ltd.	3,529	15,203
*Carnarvon Petroleum, Ltd.	53,280	25,187
Cellestis, Ltd.	830	2,634
*Centamin Egypt, Ltd.	34,947	71,659
Centennial Coal Co., Ltd.	34,175	95,445
Challenger Financial Services Group, Ltd.	61,701	202,900
Clough, Ltd.	20,065	14,934
#*Coal of Africa, Ltd.	24,372	40,271

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Coca-Cola Amatil, Ltd.	2,084	$19,813
#Cochlear, Ltd.	344	19,712
*Cockatoo Coal, Ltd.	95,803	32,380
*Coffey International, Ltd.	27,615	54,089
Commonwealth Bank of Australia	4,985	230,364
Computershare, Ltd.	2,045	19,854
#ConnectEast Group, Ltd.	218,064	77,263
Crane Group, Ltd.	7,524	60,629
Crown, Ltd.	26,347	191,782
CSR, Ltd. (6238645)	114,112	194,083
CSR, Ltd. (B58VXV1)	19,970	34,604
*Customers, Ltd.	15,665	43,893
David Jones, Ltd.	43,855	207,764
*Deep Yellow, Ltd.	245,896	78,257
#Dominion Mining, Ltd.	10,234	32,201
Domino’s Pizza Enterprises, Ltd.	5,839	24,047
#Downer EDI, Ltd.	38,713	294,699
#DUET Group, Ltd.	55,514	83,986
*Eastern Star Gas, Ltd.	34,059	25,761
#*Elders, Ltd.	621,498	101,930
Emeco Holdings, Ltd.	65,076	50,320
#Energy Developments, Ltd.	32,292	69,262
*Energy World Corp., Ltd.	77,189	33,076
Envestra, Ltd.	45,185	21,296
#Fairfax Media, Ltd.	169,139	239,697
FKP Property Group, Ltd.	105,188	64,830
#Fleetwood Corp., Ltd.	8,899	60,193
FlexiGroup, Ltd.	82,082	110,671
Flight Centre, Ltd.	4,856	73,236
Foster’s Group, Ltd.	13,026	63,883
*Geodynamics, Ltd.	15,716	12,724
Goodman Fielder, Ltd.	177,560	254,702
*Graincorp, Ltd. Series A	11,763	73,133
GUD Holdings, Ltd.	11,987	92,465
Gunns, Ltd.	59,866	53,944
#GWA International, Ltd.	23,130	58,835
Harvey Norman Holdings, Ltd.	58,789	208,273
Hastie Group, Ltd.	10,916	18,414
Healthscope, Ltd.	30,144	127,931
Hills Industries, Ltd.	28,702	52,711
*Hutchison Telecommunications (Australia), Ltd.	152,029	15,584
iiNet, Ltd.	12,619	20,939
*Iluka Resources, Ltd.	36,279	112,393
Imdex, Ltd.	12,503	9,470
*Incitec Pivot, Ltd.	124,531	290,490
Independence Group NL	11,626	44,064
Infigen Energy, Ltd.	39,901	50,830
Insurance Australia Group, Ltd.	51,363	172,779
#*Integra Mining, Ltd.	81,322	17,999
Invocare, Ltd.	3,399	17,849
IOOF Holdings, Ltd.	16,210	75,942
Iress Market Technology, Ltd.	2,964	20,441
iSOFT Group, Ltd.	57,661	41,234
*James Hardie Industries NV	2,812	17,822
*James Hardie Industries NV Sponsored ADR	100	3,118
#JB Hi-Fi, Ltd.	4,917	90,425
*Jetset Travelworld, Ltd.	9,394	11,612
*Kagara, Ltd.	46,126	40,654
*Karoon Gas Australia, Ltd.	4,317	29,237
Kingsgate Consolidated, Ltd.	3,705	24,991
Leighton Holdings, Ltd.	1,528	48,523

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Lend Lease Corp., Ltd.	31,990	$265,169
*Lend Lease Primelife, Ltd.	116,801	31,434
*Lihir Gold, Ltd.	28,398	77,673
*Linc Energy, Ltd.	5,097	7,071
#*Lynas Corp., Ltd. (6121176)	214,802	90,459
*Lynas Corp., Ltd. (B4T1K12)	15,130	6,605
Macarthur Coal, Ltd.	26,616	199,369
MacMahon Holdings, Ltd.	111,175	55,490
#Macquarie Group, Ltd.	13,345	584,454
Macquarie Media Group, Ltd. (B1FQWB4)	5,398	8,828
*Macquarie Media Group, Ltd. (B50HWQ5)	5,398	8,989
MAP Group, Ltd. (6543628)	20,003	50,881
*MAP Group, Ltd. (B4VSBX0)	1,818	4,697
*MEO Australia, Ltd.	93,606	46,285
Metcash, Ltd.	13,240	55,666
*Minara Resources, Ltd.	40,335	31,152
Mincor Resources NL	8,941	16,934
#Mineral Resources, Ltd.	3,812	24,211
*Mirabela Nickel, Ltd.	3,938	9,467
Mitchell Communications Group, Ltd.	24,374	19,096
*Molopo Australia, Ltd.	31,041	37,234
Monadelphous Group, Ltd.	1,179	14,005
*Mount Gibson Iron, Ltd.	119,760	126,508
*Murchison Metals, Ltd.	8,025	10,086
National Australia Bank, Ltd.	19,513	515,565
Navitas, Ltd.	8,452	28,137
*Neptune Marine Services, Ltd.	23,325	15,253
New Hope Corp., Ltd.	3,100	11,562
Newcrest Mining, Ltd.	440	12,648
*Nexus Energy, Ltd.	17,146	4,869
NIB Holdings, Ltd.	39,303	46,546
*Nufarm, Ltd.	11,918	121,820
Oil Search, Ltd.	3,806	19,739
OneSteel, Ltd.	106,296	288,588
Orica, Ltd.	5,240	111,155
Origin Energy, Ltd.	32,522	466,328
*OZ Minerals, Ltd.	255,709	267,387
*Pacific Brands, Ltd.	62,221	72,451
*Paladin Energy, Ltd.	30,478	110,266
Pan Pacific Petroleum NL	100,535	37,688
*PanAust, Ltd.	75,409	30,818
Panoramic Resources, Ltd.	7,946	16,315
*Paperlinx, Ltd.	121,838	59,227
Peet, Ltd.	17,804	35,421
#Perpetual Trustees Australia, Ltd.	1,053	35,090
*Pharmaxis, Ltd.	8,846	19,934
Photon Group, Ltd.	14,100	22,513
*PMP, Ltd.	14,732	7,818
Premier Investments, Ltd.	11,786	86,256
Primary Health Care, Ltd.	8,038	43,725
Prime Media Group, Ltd.	14,791	10,676
Programmed Maintenance Service, Ltd.	3,957	15,316
Qantas Airways, Ltd.	60,398	150,179
QBE Insurance Group, Ltd.	3,388	68,230
REA Group, Ltd.	2,840	20,897
Redflex Holdings, Ltd.	14,892	30,876
Reece Australia, Ltd.	839	18,451
*Resolute Mining, Ltd.	48,901	31,155
Ridley Corp., Ltd.	50,681	48,296
Rio Tinto, Ltd.	1,537	85,197
*Riversdale Mining, Ltd.	9,965	47,198

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Roc Oil Co., Ltd.	78,126	$42,361
SAI Global, Ltd.	5,984	18,523
#Santos, Ltd.	9,742	129,859
Sedgman, Ltd.	8,245	11,146
#Seek, Ltd.	3,722	20,007
Select Harvests, Ltd.	1,876	6,729
#Seven Network, Ltd.	16,182	93,301
Sigma Pharmaceuticals, Ltd.	159,685	133,669
#*Silex System, Ltd.	2,505	14,241
#Sims Metal Management, Ltd.	10,833	190,988
*Sino Gold Mining, Ltd.	8,908	52,293
SMS Management & Technology, Ltd.	8,490	39,733
Sonic Healthcare, Ltd.	3,568	44,545
SP Ausnet, Ltd.	20,880	16,409
SP Telemedia, Ltd.	31,955	38,274
Spark Infrastructure Group, Ltd.	11,315	12,268
Spotless Group, Ltd.	26,027	58,533
#*St. Barbara, Ltd.	61,108	16,536
Straits Resources, Ltd.	66,500	93,879
STW Communications Group, Ltd.	16,140	12,037
Suncorp-Metway, Ltd.	57,255	447,841
*Sundance Resources, Ltd.	70,585	9,607
Sunland Group, Ltd.	7,328	4,756
Super Cheap Auto Group, Ltd.	6,077	28,567
TABCORP Holdings, Ltd.	47,124	300,607
*Tap Oil, Ltd.	37,784	35,362
Tassal Group, Ltd.	8,699	13,752
Tatts Group, Ltd.	45,984	101,818
Technology One, Ltd.	25,124	18,229
Ten Network Holdings, Ltd.	76,206	104,037
TFS Corp., Ltd.	34,783	28,283
Thakral Holdings Group, Ltd.	44,790	17,408
Toll Holdings, Ltd.	7,717	58,496
Tower Australia Group, Ltd.	24,435	64,416
Transfield Services, Ltd.	25,502	96,154
Transfield Services, Ltd. Infrastructure Fund	9,581	8,424
#*Transpacific Industries Group, Ltd.	1,717	2,296
United Group, Ltd.	3,579	43,045
UXC, Ltd.	12,900	9,719
*Virgin Blue Holdings, Ltd.	211,366	94,047
Washington H. Soul Pattinson & Co., Ltd.	16,792	200,997
Watpac, Ltd.	7,675	10,078
WDS, Ltd.	1,417	2,274
Wesfarmers, Ltd.	13,202	329,433
#West Australian Newspapers Holdings, Ltd.	17,660	117,464
*Western Areas NL	8,340	35,351
Westpac Banking Corp.	7,316	170,994
Westpac Banking Corp. Sponsored ADR	2,121	248,624
WHK Group, Ltd.	16,000	14,906
Wide Bay Australia, Ltd.	3,156	25,417
WorleyParsons, Ltd.	1,541	35,552

TOTAL AUSTRALIA		18,324,321

AUSTRIA — (0.7%)
Agrana Beteiligungs AG	505	47,738
Andritz AG	1,764	97,143
#*A-TEC Industries AG	1,773	27,040
*BWIN Interactive Entertainment AG	2,701	130,549
BWT AG	720	18,412
Constantia Packaging AG	180	9,832
#Erste Group Bank AG	7,209	289,823

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
EVN AG	645	$12,192
Flughafen Wien AG	264	13,251
#*Intercell AG	1,270	49,064
Lenzing AG	37	12,684
Mayr-Melnhof Karton AG	212	19,973
Oesterreichischen Post AG	1,734	50,608
OMV AG	1,273	52,459
Raiffeisen International Bank-Holding AG	748	43,864
*RHI AG	329	9,129
#Schoeller-Bleckmann Oilfield Equipment AG	137	6,386
Strabag SE	5,030	154,649
Telekom Austria AG	4,589	75,173
Uniqa Versicherungen AG	1,163	22,920
#Vienna Insurance Group AG	1,115	62,826
Voestalpine AG	16,154	552,370
*Wienerberger AG	11,293	204,004
*Zumtobel AG	6,907	119,406

TOTAL AUSTRIA		2,081,495

BELGIUM — (1.0%)
Ackermans & van Haaren NV	3,266	236,426
*Agfa-Gevaert NV	12,580	75,779
Anheuser-Busch InBev NV	701	32,912
#Banque Nationale de Belgique SA	20	101,098
*Barco NV	1,154	46,428
Bekaert SA.	707	90,926
#Colruyt SA	120	28,555
Compagnie d’Entreprises CFE	977	55,618
Compagnie Immobiliere de Belgique SA	301	9,147
#Compagnie Maritime Belge SA	2,254	67,684
Delhaize Group SA Sponsored ADR	3,400	230,520
*Dexia SA	1,031	8,570
#D’Ieteren SA.	204	73,952
Elia System Operator SA/NV	858	34,647
Euronav SA	2,028	39,540
EVS Broadcast Equipment SA	172	12,648
#Exmar NV	75	947
Image Recognition Integrated Systems (I.R.I.S.) SA	88	5,343
Ion Beam Applications SA	1,168	15,953
*KBC Groep NV	1,438	61,556
Kinepolis Group NV	454	18,506
#Melexis NV	999	10,485
Mobistar SA	748	51,386
*Nyrstar NV	5,241	61,092
Omega Pharma SA	2,171	106,779
Recticel SA	2,293	17,175
Sipef NV	380	20,090
Solvay SA	5,891	578,480
*Telenet Group Holding NV	3,899	103,921
Tessenderlo Chemie NV	2,754	100,903
#UCB SA	10,177	434,461
#Umicore SA	10,398	315,822

TOTAL BELGIUM		3,047,349

CANADA — (8.1%)
*Aastra Technologies, Ltd.	2,300	66,425
Aecon Group, Inc.	5,100	52,836
AGF Management, Ltd. Class B	10,823	161,237
Agnico Eagle Mines, Ltd.	1,300	69,202
Agrium, Inc.	1,800	83,741
Akita Drilling, Ltd.	900	7,993

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Alamos Gold, Inc.	3,200	$25,551
Alimentation Couche-Taro, Inc. Class B	4,800	84,240
*Altius Minerals Corp.	2,000	12,513
*Anderson Energy, Ltd.	3,700	3,385
*Antrim Energy, Inc.	7,600	9,061
#*Anvil Mining, Ltd.	17,900	49,793
#*Aquiline Resources, Inc.	4,500	24,412
Astral Media, Inc. Class A	5,516	163,331
*Atrium Innovations, Inc.	3,100	40,396
*ATS Automation Tooling System, Inc.	11,300	65,270
*Aurizon Mines, Ltd.	5,400	23,206
*AXIA NetMedia Corp.	6,400	8,221
*Ballard Power Systems, Inc.	3,400	7,384
#Bank of Montreal	20,300	939,160
Bank of Nova Scotia	4,100	171,457
#*Bankers Petroleum, Ltd.	22,200	97,249
Barrick Gold Corp.	5,600	201,632
BCE, Inc.	9,000	215,341
Biovail Corp.	16,500	222,633
*Birchcliff Energy, Ltd.	8,100	54,796
*Blackpearl Resources, Inc.	30,300	60,205
Bombardier, Inc. Class B	2,100	8,520
*Boralex, Inc. Class A	1,900	15,628
*Breaker Energy, Ltd.	2,000	9,944
#*Breakwater Resources, Ltd.	154,500	54,972
CAE, Inc.	14,527	113,176
Calfrac Well Services, Ltd.	2,200	34,849
*Calvalley Petroleum, Inc.	3,900	7,461
Cameco Corp.	2,100	58,533
*Canaccord Capital, Inc.	2,300	24,147
Canada Bread Co., Ltd.	1,900	80,334
Canadian Imperial Bank of Commerce	2,940	168,458
Canadian National Railway Co.	1,200	58,001
Canadian National Resources, Ltd.	4,700	305,008
Canadian Pacific Railway, Ltd.	4,500	195,046
#Canadian Tire Corp. Class A	6,616	334,392
Canadian Utilities, Ltd. Class A	2,700	96,142
Canadian Western Bank	7,700	152,143
Canam Group, Inc. Class A	5,300	33,846
*Canfor Corp.	14,500	81,073
*Cangene Corp.	2,700	14,522
*Capstone Mining Corp.	7,000	18,890
*Cardiome Pharma Corp.	1,800	6,904
Cascades, Inc.	9,900	64,045
*Catalyst Paper Corp.	8,100	1,984
CCL Industries, Inc. Class B	2,600	53,968
*Celestica, Inc.	24,312	200,419
*Celtic Exploration, Ltd.	3,000	54,064
*CGI Group, Inc.	21,771	265,988
*Churchill Corp. (The)	1,750	25,602
Clairvest Group, Inc.	100	1,144
*Coalcorp Mining, Inc.	6,500	1,051
Cogeco Cable, Inc.	2,300	65,851
*COM DEV International, Ltd.	5,100	14,470
*Comaplex Minerals Corp.	10,200	58,916
*Compton Petroleum Corp.	3,200	3,253
*Connacher Oil & Gas, Ltd.	20,100	18,390
#*Consolidated Thompson Iron Mines, Ltd.	1,800	8,318
Constellation Software, Inc.	300	9,912
Corby Distilleries, Ltd.	1,000	14,278
*Corridor Resources, Inc.	2,700	7,860

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Corus Entertainment, Inc. Class B	7,000	$115,087
*Cott Corp.	6,100	48,257
#Crescent Point Energy Corp.	2,600	88,425
*Crew Energy, Inc.	4,720	43,228
*Crystallex International Corp.	12,900	2,861
#*Daylight Resources Trust	4,957	39,674
#*Denison Mines Corp.	26,000	39,647
*Descartes Systems Group, Ltd. (The)	4,100	21,257
*Detour Gold Corp.	600	7,403
Dorel Industries, Inc. Class B	3,800	101,949
*Dundee Precious Metals, Inc.	2,800	9,342
DundeeWealth, Inc.	4,200	48,674
*Eastern Platinum, Ltd.	106,300	70,732
*Eldorado Gold Corp.	4,400	49,040
Emera, Inc.	700	14,252
Empire Co., Ltd. Class A	2,800	111,244
Enbridge, Inc.	2,929	113,933
EnCana Corp.	5,564	308,525
Ensign Energy Services, Inc.	12,000	172,118
#*Equinox Minerals, Ltd.	55,534	186,816
Equitable Group, Inc.	600	11,423
*Euro Goldfields, Ltd.	6,300	35,516
Evertz Technologies, Ltd.	2,800	37,754
*Exfo Electro-Optical Engineering, Inc.	1,900	6,936
*Fairborne Energy, Ltd.	2,300	9,459
Fairfax Financial Holdings, Inc.	1,300	465,035
Finning International, Inc.	7,200	106,198
#*First Majestic Silver Corp.	4,000	11,608
First Quantum Minerals, Ltd.	7,400	506,213
*First Uranium Corp.	4,700	11,728
*FirstService Corp.	3,300	58,800
*Flint Energy Services, Ltd.	11,200	121,621
*FNX Mining Co., Inc.	2,400	22,335
Fortis, Inc.	1,900	44,425
Forzani Group, Ltd. Class A	2,900	33,501
Franco-Nevada Corp.	4,300	106,899
*Fronteer Development Group, Inc.	14,200	54,068
*Galleon Energy, Inc. Class A	4,500	22,624
*Gammon Gold, Inc.	10,900	88,546
Gennum Corp.	2,700	10,580
George Weston, Ltd.	2,100	107,052
Gerdau Ameristeel Corp.	13,200	89,785
*Gildan Activewear, Inc.	12,500	220,184
*Glacier Media, Inc.	3,000	5,129
Goldcorp, Inc.	6,400	235,287
*Golden Star Resources, Ltd.	28,800	89,696
#*Grande Cache Coal Corp.	11,300	38,953
#*Great Basin Gold, Ltd.	27,700	40,703
*Great Canadian Gaming Corp.	2,600	18,069
Great West Lifeco, Inc.	9,000	197,126
Groupe Aeroplan, Inc.	19,100	163,455
*Hanfeng Evergreen, Inc.	2,500	13,747
*Hanwei Energy Services Corp.	1,200	998
Harry Winston Diamond Corp.	11,056	90,630
*Heroux-Devtek, Inc.	1,400	6,495
Home Capital Group, Inc.	1,400	47,225
*HudBay Minerals, Inc.	14,636	189,502
Husky Energy, Inc.	400	10,536
IAMGOLD Corp.	30,300	401,834
IGM Financial, Inc.	400	14,251
*Imax Corp.	5,400	55,744

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Imperial Metals Corp.	1,600	$8,325
Industrial Alliance Insurance & Financial Services, Inc.	10,400	267,004
Inmet Mining Corp.	4,800	254,362
Intact Financial Corp.	3,604	109,581
*International Forest Products, Ltd. Series A	600	1,664
International Royalty Corp.	5,200	19,703
*Iteration Energy, Ltd.	38,200	40,246
*Ivanhoe Energy, Inc.	24,400	56,825
Jean Coutu Group (PJC), Inc. Class A (The)	11,000	89,663
*Katanga Mining, Ltd.	77,898	52,554
Kingsway Financial Services, Inc.	5,600	21,271
Kinross Gold Corp.	8,300	154,180
*Kirkland Lake Gold, Inc.	3,200	24,842
#*Lake Shore Gold Corp.	13,900	43,933
Laurentian Bank of Canada	3,048	111,351
Leon’s Furniture, Ltd.	4,400	39,037
Linamar Corp.	5,100	71,170
Loblaw Cos., Ltd.	1,100	30,355
*Logibec Group Informatique, Ltd.	100	1,664
*Lundin Mining Corp.	49,300	198,193
*MacDonald Dettweiler & Associates, Ltd.	3,300	112,536
Magna International, Inc. Class A	9,280	366,294
Major Drilling Group International, Inc.	3,564	71,079
Manitoba Telecom Services, Inc.	1,700	49,348
#Manulife Financial Corp.	17,600	330,188
#Maple Leaf Foods, Inc.	7,372	76,374
*Martinrea International, Inc.	12,400	82,281
*MAXIM Power Corp.	2,200	7,096
*MDS, Inc.	14,000	110,753
*Mega Uranium, Ltd.	22,900	15,449
Methanex Corp.	8,200	141,409
Metro, Inc. Class A	2,000	62,382
#*Migao Corp.	3,000	18,687
*Miranda Technologies, Inc.	6,400	33,536
Mullen Group, Ltd.	5,000	72,316
National Bank of Canada	5,100	265,782
*Nautilus Minerals, Inc.	5,100	5,562
*Neo Material Technologies, Inc.	6,800	21,681
Nexen, Inc.	6,936	149,226
Niko Resources, Ltd.	200	16,191
Norbord, Inc.	450	6,192
#*North American Palladium, Ltd.	6,100	14,657
*Northgate Minerals Corp.	25,100	64,255
*Nuvista Energy, Ltd.	8,700	92,383
Onex Corp.	9,000	203,031
*Open Text Corp.	1,800	67,206
*OPTI Canada, Inc.	42,720	75,013
#*Osisko Mining Corp.	5,300	35,756
#*Pacific Rubiales Energy Corp.	15,900	193,524
*Paladin Labs, Inc.	1,100	18,756
*Pan Amer Silver Corp.	6,600	139,618
*Paramount Resources, Ltd. Class A	3,000	37,374
*Parkbridge Lifestyles Communities, Inc.	2,100	7,860
Pason Systems, Inc.	1,000	10,489
*Petro Andina Resources, Inc.	1,800	17,800
#*PetroBakken Energy, Ltd.	6,442	185,872
#*Petrobank Energy & Resources, Ltd.	1,700	74,375
Progress Energy Resources Corp.	6,400	81,859
*QLT, Inc.	3,500	11,806
*Quadra Mining, Ltd.	8,800	122,641
Quebecor, Inc. Class B	4,200	85,820

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Quest Capital Corp.	1,500	$1,483
#*Questerre Energy Corp.	2,400	5,301
*Red Back Mining, Inc.	9,100	117,908
Reitmans Canada, Ltd.	6,200	93,626
Rentcash, Inc.	100	957
Richelieu Hardware, Ltd.	1,900	35,558
#Ritchie Brothers Auctioneers, Inc.	3,200	70,474
*RONA, Inc.	12,600	172,456
#Royal Bank of Canada	3,900	197,514
#Russel Metals, Inc.	6,000	87,667
Samuel Manu-Tech, Inc.	1,700	6,866
*Sandvine Corp.	18,000	20,960
Saputo, Inc.	2,900	69,602
Savanna Energy Services Corp.	4,900	32,559
*SEMAFO, Inc.	6,600	20,006
Shaw Communictions, Inc. Class B	4,800	85,393
ShawCor, Ltd.	2,400	62,459
Sherritt International Corp.	33,696	216,118
Shoppers Drug Mart Corp.	1,000	39,730
#*Shore Gold, Inc.	14,500	12,060
*Sierra Wireless, Inc.	7,700	69,240
*Silver Standard Resources, Inc.	4,000	74,969
*Silver Wheaton Corp.	9,100	114,376
Silvercorp Metals, Inc.	14,700	75,942
*Sino-Forest Corp.	17,600	247,722
SNC-Lavalin Group, Inc.	900	36,389
*Stantec, Inc.	2,000	48,334
Stella-Jones, Inc.	1,400	27,947
#*Storm Exploration, Inc.	1,100	13,704
Sun Life Financial, Inc.	19,778	547,069
Suncor Energy, Inc.	29,572	981,664
#*SunOpta, Inc.	2,100	7,705
#Superior Plus Corp.	6,600	75,085
*SXC Health Solutions Corp.	1,000	45,922
Talisman Energy, Inc.	45,748	780,470
*Taseko Mines, Ltd.	6,700	18,142
*Teck Resources, Ltd. Class B	33,100	960,835
#*Thompson Creek Metals Co., Inc.	10,100	102,022
Thomson Reuters Corp.	7,632	242,774
*Thomson Reuters Corp. ADR	2,784	88,114
*Tim Hortons, Inc.	3,900	111,624
#TMX Group, Inc.	800	21,441
Toromont Industries, Ltd.	2,500	57,206
#Toronto Dominion Bank	11,000	627,032
Torstar Corp. Class B	3,900	27,789
TransAlta Corp.	7,200	134,345
TransCanada Corp.	2,939	90,067
Transcontinental, Inc. Class A	5,200	62,426
TransForce, Inc.	5,551	37,809
#*Transglobe Energy Corp.	3,700	14,054
Trican Well Service, Ltd.	10,100	118,170
Trinidad Drilling, Ltd.	14,800	96,702
TVA Group, Inc. Class B	653	7,664
*UEX Corp.	6,000	6,100
Uni-Select, Inc.	1,800	44,732
#*Uranium One, Inc.	51,200	145,265
*UTS Energy Corp.	21,700	40,911
*Vecima Network, Inc.	700	3,539
#*Vector Aerospace Corp.	3,200	18,069
*Verenex Energy, Inc.	4,000	25,322
*Vero Energy, Inc.	2,000	7,246

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Viterra, Inc.	34,400	$327,453
*West Energy, Ltd.	400	946
West Fraser Timber Co., Ltd.	3,400	82,011
*Westjet Airlines, Ltd.	700	7,103
Wi-LAN, Inc.	11,400	22,968
Winpak, Ltd.	3,194	22,522
*Xtreme Coil Drilling Corp.	200	906
Yamana Gold, Inc.	29,500	312,980

TOTAL CANADA		24,588,210

DENMARK — (1.0%)
A.P. Moller - Maersk A.S.	11	75,108
Alk-Abello A.S.	425	36,085
*Alm. Brand A.S.	135	3,288
*Amagerbanken A.S.	356	3,919
#Auriga Industries A.S. Series B	2,977	50,263
*Bang & Olufsen Holdings A.S.	3,870	59,478
*Bavarian Nordic A.S.	1,323	52,577
Carlsberg A.S. Series B	2,461	172,540
#Coloplast A.S.	595	48,582
D/S Norden A.S.	1,661	62,242
Danisco A.S.	4,197	261,737
*Danske Bank A.S.	8,135	186,833
*DFDS A.S.	612	42,025
#*DSV A.S.	11,779	183,082
East Asiatic Co., Ltd. A.S.	952	34,394
#FLSmidth & Co. A.S.	3,296	174,367
#*Genmab A.S.	300	7,836
*GN Store Nord A.S.	24,006	134,782
#*Greentech Energy Systems A.S.	3,153	15,671
H. Lundbeck A.S.	1,967	38,097
Harboes Bryggeri A.S.	511	12,092
Jeudan A.S.	477	42,095
*Jyske Bank A.S.	4,171	155,679
#*NeuroSearch A.S.	290	4,784
#*NKT Holding A.S.	2,916	165,456
*Nordjyske Bank A.S.	140	3,195
*Norresundby Bank A.S.	195	6,907
#Novozymes A.S. Series B	286	26,161
*Parken Sport & Entertainment A.S.	212	20,709
Per Aarsleff A.S. Series B	320	34,287
*Ringkjoebing Landbobank A.S.	919	111,988
#Rockwool International A.S.	804	68,003
*Royal Unibrew A.S.	344	10,008
Schouw & Co. A.S.	1,698	33,213
SimCorp A.S.	110	21,178
#*Sjaelso Gruppen A.S.	900	2,636
Solar Holdings A.S. Series B	174	10,107
*Spar Nord Bank A.S.	6,403	76,846
*Sydbank A.S.	7,110	173,894
Thrane & Thrane A.S.	275	7,501
Tivoli A.S.	1	636
*TK Development A.S.	1,470	6,935
*Topdanmark A.S.	910	131,212
Torm A.S.	1,131	12,099
#Torm A.S. ADR	1,653	17,522
Trygvesta A.S.	250	18,014
*Vestas Wind Systems A.S.	852	59,756
*Vestjysk Bank A.S.	1,057	21,844

TOTAL DENMARK		2,897,663

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (1.7%)
Ahlstrom Oyj	3,134	$42,991
Alma Media Oyj	4,556	45,447
Amer Sports Oyj Series A	14,987	131,262
Aspo Oyj	461	4,069
Atria P.L.C.	1,463	27,302
Bank of Aland P.L.C.	23	810
#Cargotec Oyj Series B	2,611	55,923
#Cramo Oyj	1,575	25,511
*Elektrobit Corp.	47,687	49,114
Elisa Oyj	5,993	116,062
*Finnair Oyj	6,588	37,460
*Finnlines Oyj	894	9,203
Fiskars Oyj Abp Series A	3,456	48,903
#Fortum Oyj	4,385	103,788
#F-Secure Oyj	4,603	16,770
Glaston Oyj Abp	3,905	6,780
HKScan Oyj Series A	1,108	14,369
Huhtamaki Oyj	9,185	124,151
KCI Konecranes Oyj	1,929	51,481
#Kemira Oyj	4,587	72,733
Kesko Oyj	8,512	283,272
Kone Oyj Series B	1,602	59,812
Laennen Tehtaat Oyj	276	6,047
Lassila & Tikanoja Oyj	1,166	26,074
Lemminkainen Oyj	1,151	44,043
*Metso Corp. Oyj	9,359	261,347
*M-Real Oyj Series B	34,758	50,491
#Neste Oil Oyj	12,806	226,499
Nokian Renkaat Oyj	2,400	51,211
Olvi Oyj Series A	229	8,191
Oriola-KD Oyj Series B	4,809	25,359
Orion Oyj Series A	2,212	42,253
Orion Oyj Series B	2,547	48,400
Outokumpu Oyj Series A	4,232	69,979
Outotec Oyj	304	9,615
PKC Group Oyj	2,649	21,398
Pohjola Bank P.L.C.	21,384	237,625
Poyry Oyj	2,503	37,033
Raisio P.L.C.	13,958	52,132
*Ramirent Oyj	5,095	50,678
Rautaruukki Oyj Series K	4,960	101,105
#Ruukki Group Oyj	10,538	33,777
Sampo Oyj	14,382	344,237
#Sanoma Oyj	9,891	182,588
Scanfil Oyj	9,299	35,420
Stockmann Oyj Abp Series A	2,666	72,769
#Stockmann Oyj Abp Series B	2,901	74,316
Stora Enso Oyj Series R	50,632	383,233
Tecnomen Lifetree Oyj	19,577	26,456
Tieto Oyj	7,471	149,210
UPM-Kymmene Oyj	45,985	551,884
#Uponor Oyj Series A	2,456	44,456
#Vacon Oyj	453	16,093
Vaisala Oyj Series A	1,578	56,108
#Wartsila Corp. Oyj Series B	4,107	148,676
#Yit Oyj	14,427	278,635

TOTAL FINLAND		5,094,551

FRANCE — (6.2%)
Accor SA	1,453	69,584
#Aeroports de Paris SA	371	28,161

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#*Air France-KLM SA	13,938	$213,696
*Alcatel-Lucent SA	29,921	112,052
*Alcatel-Lucent SA Sponsored ADR	13,600	50,184
Alstom SA	1,356	93,955
*ALTEN SA	1,917	48,092
#*Altran Technologies SA	14,528	69,927
April Group SA	303	11,363
Arkema SA	4,598	175,528
Assystem SA	967	13,024
#*Atari SA	2,245	26,555
*Atos Origin SA	9,222	431,743
AXA SA	8,696	216,271
#AXA SA Sponsored ADR	14,588	361,782
Beneteau SA	2,995	46,859
bioMerieux SA	175	19,424
BNP Paribas SA	13,962	1,051,815
Boiron SA	427	17,592
#Bonduelle SCA	208	23,846
*Bongrain SA	1,203	90,740
#Bourbon SA	3,662	152,295
Bouygues SA	1,571	73,982
*Bull SA.	11,571	48,366
Canal Plus SA	1,031	8,224
Capgemini SA	6,863	317,938
Carbone Lorraine SA	1,120	38,375
Carrefour SA	3,054	131,086
#Casino Guichard Perrachon SA	1,544	122,688
#*Cegedim SA	178	17,030
CEGID Group SA	622	14,468
Christian Dior SA	599	59,737
#Cie Generale D’Optique Essilor Intenational SA	884	49,496
Ciments Francais SA	1,165	126,961
*Club Mediterranee SA	2,114	42,884
CNP Assurances SA	2,261	218,486
#Compagnie de Saint-Gobain SA	10,240	498,992
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	15,400	305,536
Compagnie Generale des Establissements Michelin SA Series B	8,950	662,989
Credit Agricole SA	15,411	295,200
Danone SA	9	541
#Dassault Systemes SA	955	55,112
#Delachaux SA	900	62,198
#Derichebourg SA	16,609	81,544
#EDF Energies Nouvelles SA	842	44,946
Eiffage SA	621	33,829
#Electricite de Strasbourg SA	88	14,429
#Eramet SA	99	30,829
Establissements Maurel et Prom SA	9,531	191,606
*Etam Developpement SA	588	12,846
Euler Hermes SA	2,397	190,290
*Euro Disney SCA	949	7,525
#European Aeronautic Defence & Space Co. EADS NV	11,144	208,677
Eutelsat Communications SA	2,295	72,946
*Faurecia SA	1,619	31,277
#Fimalac SA	655	34,136
France Telecom SA	3,948	97,826
France Telecom SA Sponsored ADR	3,032	76,467
#*Gemalto NV	5,350	224,847
GFI Informatique SA	1,440	7,083
#Gifi SA	800	53,146
GL Events SA	2,268	52,923
*Groupe Eurotunnel SA	14,069	139,079

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Groupe Steria SCA	2,039	$60,915
Guerbet SA	89	14,653
Guyenne et Gascogne SA	472	47,183
#Haulotte Group SA	2,284	24,883
#Havas SA	36,122	137,290
#Hermes International SA	280	38,938
#Iliad SA	182	19,707
Imerys SA	2,826	154,900
Ingenico SA	2,194	54,154
Ipsos SA	2,404	73,605
#*JC Decaux SA	5,664	114,516
*Kaufman & Broad SA	229	5,568
Korian SA	485	13,946
#Lafarge SA	8,284	672,410
Lagardere SCA	10,484	473,660
Laurent-Perrier SA	529	42,245
LDC	104	11,740
#Legrand SA	2,723	73,866
Lisi SA	50	2,275
#LVMH Moet Hennessy Louis Vuitton SA	1,054	109,143
M6 Metropole Television SA	2,311	55,665
*Manitou BF SA	691	10,037
Manutan International SA	234	12,772
*Natixis SA	99,455	558,692
#Neopost SA	1,190	104,141
#Nexans SA	3,461	244,396
Nexity SA	3,044	113,238
Norbert Dentressangle SA	797	54,995
*NRJ Group SA	1,512	14,324
#Orpea SA	1,599	72,042
PagesJaunes SA	3,741	45,838
#Pernod-Ricard SA	1,820	151,619
#*Peugeot SA	13,514	440,207
Pierre & Vacances SA	990	81,589
Plastic Omnium SA	521	14,852
PPR SA	3,639	396,590
#Publicis Groupe SA	1,966	74,703
Rallye SA	1,545	52,456
#Remy Cointreau SA	1,303	62,911
*Renault SA	11,104	496,912
*Rexel SA	19,197	256,177
*Rhodia SA	2,560	37,722
Robertet SA	246	29,646
#Rubis SA	701	64,357
*Sa des Ciments Vicat SA	912	75,666
Safran SA	11,349	183,091
Saft Groupe SA	360	18,692
SAMSE SA	40	3,241
Sanofi - Aventis SA	3,769	276,276
Schneider Electric SA	2,253	234,287
#SCOR SE	12,589	320,401
SEB SA	3,089	171,928
Sechilienne SA	847	34,239
*SeLoger.com SA	845	29,593
SES SA	3,759	81,449
Societe BIC SA	1,862	129,230
Societe Generale Paris SA	9,034	600,036
Societe Marseillaise du Tunnel Prado Carenage SA	200	7,977
#Societe Television Francaise 1 SA	5,469	85,867
#Sodexo SA	724	41,345
#*Soitec SA	10,783	147,120

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Somfy SA	303	$71,335
Sopra Group SA	549	39,325
Sperian Protection SA	817	58,273
Stallergenes SA	219	18,491
Stef-TFE SA	1,194	72,016
STMicroelectronics NV	42,736	342,967
#STMicroelectronics NV ADR	8,300	66,068
#Sucriere de Pithiviers Le Vieil	11	10,179
Synergie SA	2,662	67,652
Technip SA	2,861	179,494
Teleperformance SA	4,781	153,500
Thales SA	1,111	53,831
#*Theolia SA	4,704	26,700
Total SA	5,026	300,757
Total SA Sponsored ADR	3,100	186,217
Trigano SA	291	4,215
*UbiSoft Entertainment SA	2,982	46,996
#Union Financiere de France Banque SA	236	9,148
#*Valeo SA	5,658	153,591
Vallourec SA	603	94,942
Viel et Compagnie SA	9,940	47,574
#Vilmorin & Cie SA	523	57,291
#Vinci SA	3,741	195,235
Virbac SA	612	57,588
Vivendi SA	8,634	239,527
#Zodiac Aerospace SA	3,640	122,779

TOTAL FRANCE		18,788,635

GERMANY — (4.5%)
*Aareal Bank AG	3,679	79,561
#Adidas-Salomon AG	3,414	158,070
Aixtron AG	1,578	47,158
Allianz SE	4,301	492,681
Allianz SE Sponsored ADR	11,988	136,064
Augusta Technologie AG	774	10,600
#Aurubis AG	3,305	131,092
*Axel Springer AG	115	12,010
Baader Bank AG	174	814
BASF AG	4,469	240,536
Bauer AG	1,166	46,217
Bayer AG	769	53,150
Bayerische Motoren Werke AG	8,606	420,991
Bechtle AG	971	22,986
#Beiersdorf AG	263	16,084
Bilfinger Berger AG	3,408	218,200
*Borussia Dortmund GmbH & Co. KGaA	13,961	19,077
Carl Zeiss Meditec AG	985	14,592
#Celesio AG	2,505	61,921
*CENTROTEC Sustainable AG	82	1,034
#*Centrotherm Photovoltaics AG	529	24,149
Comdirect Bank AG	1,532	13,400
#*Commerzbank AG	48,051	500,816
#*Constantin Medien AG	11,950	30,368
Daimler AG	10,656	513,939
Demag Cranes AG	1,553	53,160
#Deutsche Bank AG	20,528	1,470,421
Deutsche Boerse AG	1,211	98,135
Deutsche Lufthansa AG	18,246	281,745
#Deutsche Post AG	26,899	455,061
#*Deutsche Postbank AG	6,772	209,907
Deutsche Telekom AG	8,282	112,750

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Deutsche Telekom AG Sponsored ADR	13,560	$183,602
*Deutsche Wohnen AG	6,728	74,572
*Deutz AG	17,349	81,355
#Douglas Holding AG	1,169	51,977
*Drillisch AG	10,745	67,523
Duerr AG	505	11,041
E.ON AG	18,237	696,788
ElreingKlinger AG	717	14,153
*Evotec AG	18,777	55,224
Fielmann AG	103	7,604
#Fraport AG	2,352	110,736
*Freenet AG	8,839	116,327
Fresenius Medical Care AG & Co. KGaA ADR	900	43,524
Fresenius SE (4352097)	402	20,027
#Fresenius SE (4568946)	418	24,284
GEA Group AG	4,840	91,476
Generali Deutschland Holding AG	345	32,455
Gerresheimer AG	2,461	71,534
Gesco AG	228	12,445
GFK SE	1,582	49,654
Gildemeister AG	2,680	36,602
Grenkeleasing AG	926	36,255
Hamburger Hafen und Logistik AG	933	36,350
#*Hannover Rueckversicherung AG	4,010	181,841
#*Heidelberger Druckmaschinen AG	9,508	69,859
Heidelberger Zement AG	1,943	115,792
Henkel AG & Co. KGaA	1,143	44,168
Hochtief AG	1,845	137,995
Indus Holding AG	2,535	43,469
#*Infineon Technologies AG	4,261	19,250
*Infineon Technologies AG ADR	88,444	395,345
Interseroh SE	497	35,286
*IVG Immobilien AG	12,360	110,481
*Jenoptik AG	5,464	29,343
#K&S AG	920	50,220
#*Kizoo AG	1,753	13,698
*Kloeckner & Co. SE	4,077	88,552
#Kontron AG	4,426	52,667
#Krones AG	2,060	102,630
KSB AG	37	20,874
#*Kuka AG	1,665	23,862
#KWS Saat AG	94	15,635
#Lanxess AG	6,296	197,925
Leoni AG	3,076	62,472
Linde AG	1,001	104,061
#MAN SE	3,183	259,160
#*Manz Automation AG	90	6,190
#Medion AG	3,623	37,991
Merck KGaA	599	56,390
#Metro AG	1,104	60,854
MLP AG	3,946	43,371
*Morphosys AG	573	14,930
MTU Aero Engines Holding AG	3,629	164,373
Munchener Rueckversicherungs-Gesellschaft AG	1,851	292,852
MVV Energie AG	320	14,478
#*Nordex AG	64	1,048
Pfeiffer Vacuum Technology AG	168	12,518
*Pfleiderer AG	6,234	62,863
*PNE Wind AG	2,933	7,684
Porsche Automobil Holding SE	3,520	269,252
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,571	79,907

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Puma AG Rudolf Dassler Sport	203	$62,131
#*Q-Cells SE	105	1,736
#*QIAGEN NV	5,086	105,620
#*QSC AG	16,029	38,156
Rational AG	199	28,424
#*Repower Systems AG	51	7,783
#Rheinmetall AG	2,725	147,967
Rhoen-Klinikum AG	4,680	113,079
*Roth & Rau AG	350	11,780
*Salzgitter AG	2,903	261,236
*SGL Carbon SE	3,232	122,254
#*Singulus Technologies AG	11,846	37,826
Sixt AG	557	15,249
*Sky Deutschland AG	10,394	42,863
Software AG	1,142	101,809
*Solar Millennium AG	2,702	84,901
#Solarworld AG	2,111	45,811
#*Solon SE	158	1,818
#Stada Arzneimittel AG	5,750	154,775
Suedzucker AG	6,185	127,847
#Symrise AG	5,966	107,822
Takkt AG	174	1,920
#ThyssenKrupp AG	11,447	367,886
Tognum AG	3,370	51,504
#*TUI AG	23,032	159,521
*United Internet AG	4,184	54,232
#*Versatel AG	311	2,414
Vossloh AG	114	11,233
Wacker Chemie AG	249	35,643
Wacker Neuson SE	1,212	14,408
*Washtec AG	5,709	59,488
Wincor Nixdorf AG	942	55,092
#Wirecard AG	2,082	26,656

TOTAL GERMANY		13,632,367

GREECE — (1.5%)
*Agricultural Bank of Greece S.A.	16,347	46,335
Alapis Holdings Industrial & Commercial S.A.	61,234	51,711
*Alpha Bank A.E.	33,606	647,924
*Anek Lines S.A.	15,821	18,942
*Attica Bank S.A.	7,104	21,337
Bank of Greece S.A.	1,780	134,586
Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	42,000
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	19,266	60,802
*EFG Eurobank Ergasias S.A.	30,280	479,639
Ellaktor S.A.	14,295	122,457
*Emporiki Bank of Greece S.A.	2,580	18,699
EYDAP Athens Water Supply & Sewage Co. S.A.	3,597	30,596
*Forthnet S.A.	10,853	24,213
Fourlis Holdings S.A.	2,871	47,696
Frigoglass S.A.	2,761	37,118
GEK Terna S.A.	1,415	13,547
*Geniki Bank S.A.	10,249	14,459
Hellenic Exchanges S.A.	1,352	19,230
Hellenic Petroleum S.A.	13,659	165,566
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	38,160
Heracles General Cement Co. S.A.	2,107	19,002
Iaso S.A.	4,628	28,298
*Intracom Holdings S.A.	16,398	38,522
J&P-Avax S.A.	1,561	8,569
Marfin Investment Group S.A.	77,144	307,373

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Metka S.A.	2,252	$35,096
Michaniki S.A.	4,019	9,696
Motor Oil (Hellas) Corinth Refineries S.A.	1,888	33,263
Mytilineos Holdings S.A.	13,806	118,693
*National Bank of Greece S.A.	11,614	424,612
#National Bank of Greece S.A. ADR	41,442	301,283
OPAP S.A.	1,860	47,346
*Piraeus Bank S.A.	34,245	590,409
*Proton Bank S.A.	1,750	4,929
*Public Power Corp. S.A.	2,464	50,258
Sarantis S.A.	1,038	7,590
*Sidenor Steel Products Manufacturing Co. S.A.	7,296	62,113
Teletypos S.A. Mega Channel S.A.	1,037	6,943
Titan Cement Co. S.A.	5,750	198,729
*TT Hellenic Postbank S.A.	9,100	64,629
Viohalco S.A.	9,559	66,829

TOTAL GREECE		4,459,199

HONG KONG — (1.9%)
Allied Group, Ltd.	6,000	14,164
#*Allied Properties, Ltd.	572,000	92,136
*Apac Resources, Ltd.	600,000	41,282
Asia Financial Holdings, Ltd.	98,000	33,392
Asia Satellite Telecommunications Holdings, Ltd.	27,000	39,966
*Associated International Hotels, Ltd.	4,000	8,645
Bank of East Asia, Ltd.	26,431	92,716
BOC Hong Kong (Holdings), Ltd.	9,000	20,672
C C Land Holdings, Ltd.	132,000	71,643
Cafe de Coral Holdings, Ltd.	8,000	17,296
*Cathay Pacific Airways, Ltd.	29,000	46,988
Cheung Kong Holdings, Ltd.	13,000	165,809
Chevalier International Holdings, Ltd.	20,000	14,335
*China WindPower Group, Ltd.	260,000	29,372
Chong Hing Bank, Ltd.	7,000	13,578
Chow Sang Sang Holdings, Ltd.	40,000	39,633
*Dah Sing Banking Group, Ltd.	35,600	49,448
*Dah Sing Financial Holdings, Ltd.	17,600	99,364
*Emperor International Holdings, Ltd.	54,000	9,781
Esprit Holdings, Ltd.	4,400	29,318
*eSun Holdings, Ltd.	198,000	28,606
Far East Consortium International, Ltd.	131,000	41,747
First Pacific Co., Ltd.	176,000	103,484
*Foxconn International Holdings, Ltd.	114,000	100,124
Fubon Bank Hong Kong, Ltd.	30,000	13,422
*Galaxy Entertainment Group, Ltd.	302,000	128,009
Giordano International, Ltd.	242,000	59,990
Glorious Sun Enterprises, Ltd.	122,000	38,137
*Goldin Properties Holdings, Ltd.	86,000	33,678
Great Eagle Holdings, Ltd.	29,788	77,818
Hang Lung Group, Ltd.	14,000	70,887
Harbour Centre Development, Ltd.	29,000	23,492
Henderson Land Development Co., Ltd.	10,000	70,760
*HKR International, Ltd.	86,400	36,115
Hong Kong & Shanghai Hotels, Ltd.	79,500	113,775
Hong Kong Exchanges & Clearing, Ltd.	1,200	21,093
Hong Kong Ferry (Holdings) Co., Ltd.	24,000	19,457
Hopewell Holdings, Ltd.	52,000	165,242
Hung Hing Printing Group, Ltd.	150,000	45,539
Hutchison Harbour Ring, Ltd.	180,000	13,173
Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	6,199
*Hutchison Telecommunications International, Ltd.	36,000	7,210

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hutchison Whampoa, Ltd.	28,000	$196,529
Industrial & Commercial Bank of China (Asia), Ltd.	35,605	82,706
*Interchina Holdings Co., Ltd.	3,445,000	37,643
*Johnson Electric Holdings, Ltd.	266,000	115,813
K Wah International Holdings, Ltd.	56,000	19,058
Keck Seng Investments (Hong Kong), Ltd.	48,000	23,377
Kerry Properties, Ltd.	28,500	159,448
Kowloon Development Co., Ltd.	94,000	100,183
#*Lai Sun Development Co., Ltd.	1,720,000	30,777
Lee & Man Paper Manufacturing, Ltd.	31,600	62,479
Lifestyle International Holdings, Ltd.	18,000	28,972
Liu Chong Hing Investment, Ltd.	16,000	14,378
#*Melco International Development, Ltd.	82,000	44,722
Midland Holdings, Ltd.	36,000	30,825
Miramar Hotel & Investment Co., Ltd.	14,000	15,347
#*Mongolia Energy Corp., Ltd.	63,000	26,794
MTR Corp., Ltd.	5,000	17,773
New World Development Co., Ltd.	94,122	202,354
*Next Media, Ltd.	62,000	7,888
NWS Holdings, Ltd.	23,274	44,015
Pacific Andes International Holdings, Ltd.	207,308	34,605
Pacific Basin Shipping, Ltd.	154,000	113,366
*Pacific Century Premium Developments, Ltd.	45,000	12,134
Paliburg Holdings, Ltd.	56,000	16,538
PCCW, Ltd.	167,000	41,016
*Polytec Asset Holdings, Ltd.	415,000	70,846
Ports Design, Ltd.	9,000	24,197
Public Financial Holdings, Ltd.	28,000	14,455
Regal Hotels International Holdings, Ltd.	172,000	64,299
*Rexlot Holdings, Ltd.	550,000	48,384
Road King Infrastructure, Ltd.	29,000	23,394
Samson Holding, Ltd.	294,000	48,167
Shangri-La Asia, Ltd.	68,000	130,102
#Shui On Construction & Materials, Ltd.	26,000	40,163
#Shun Tak Holdings, Ltd.	150,000	100,903
Sino Land Co., Ltd.	52,000	99,559
Sinotrans Shipping, Ltd.	211,500	94,985
Smartone Telecommunications Holdings, Ltd.	21,000	16,079
#*Star Cruises, Ltd.	364,000	84,017
Stella International Holdings, Ltd.	20,000	38,144
Sun Hung Kai & Co., Ltd.	60,000	46,965
Sun Hung Kai Properties, Ltd.	10,000	150,999
*Superb Summit International Timber Co., Ltd.	313,000	9,693
Tai Cheung Holdings, Ltd.	75,000	41,643
*TCC International Holdings, Ltd.	50,000	20,185
Techtronic Industries Co., Ltd.	226,500	181,662
Texwinca Holdings, Ltd.	18,000	15,249
Transport International Holdings, Ltd.	16,800	47,494
Truly International Holdings, Ltd.	38,000	39,149
*United Laboratories, Ltd. (The)	98,000	44,485
Vitasoy International Holdings, Ltd.	100,000	60,554
Vtech Holdings, Ltd.	3,000	25,003
Wharf Holdings, Ltd.	38,000	206,039
Wheelock & Co., Ltd.	42,000	135,471
Wheelock Properties, Ltd.	95,000	65,916
Wing Hang Bank, Ltd.	7,000	67,868
Wing On Co. International, Ltd.	30,000	39,730
Xinyi Glass Holding Co., Ltd.	38,000	30,001
Yue Yuen Industrial (Holdings), Ltd.	24,000	66,724

TOTAL HONG KONG		5,818,759

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	14,724	$12,350
*Allied Irish Banks P.L.C.	45,147	124,651
*Anglo Irish Bank Corp. P.L.C.	105,210	33,599
C&C Group P.L.C.	33,870	124,970
CRH P.L.C.	6,356	155,854
#CRH P.L.C. Sponsored ADR	18,200	450,086
DCC P.L.C.	10,823	284,988
*Dragon Oil P.L.C.	41,441	282,229
*Elan Corp. P.L.C.	4,564	23,918
*Elan Corp. P.L.C. Sponsored ADR	8,300	45,235
FBD Holdings P.L.C.	4,599	45,608
Glanbia P.L.C.	6,572	26,291
Grafton Group P.L.C.	21,880	109,188
Greencore Group P.L.C.	39,071	88,506
*Independent News & Media P.L.C.	7,559	2,229
*Kenmare Resources P.L.C.	39,011	14,400
Kerry Group P.L.C.	3,688	109,305
*Kingspan Group P.L.C.	15,521	131,181
Paddy Power P.L.C.	2,496	79,852
Smurfit Kappa Group P.L.C.	11,022	85,772
United Drug P.L.C.	28,403	93,599

TOTAL IRELAND		2,323,811

ITALY — (2.6%)
A2A SpA	12,377	22,817
ACEA SpA	3,441	40,253
Acegas-APS SpA	2,087	12,807
Actelios SpA	5,009	28,318
*Amplifon SpA	5,973	23,207
Ansaldo STS SpA	4,668	89,335
Assicurazioni Generali SpA	3,705	93,295
Astaldi SpA	8,235	76,805
Atlantia SpA	1,380	32,632
*Autogrill SpA	6,656	74,850
Azimut Holding SpA	9,922	119,712
Banca Carige SpA	47,920	135,088
Banca Generali SpA	10,174	117,202
*Banca Intermobiliare SpA	3,421	18,172
Banca Monte Dei Paschi di Siena SpA	87,381	166,032
Banca Piccolo Credito Valtellinese Scarl SpA	18,924	173,909
Banca Popolare dell’Etruria e del Lazio Scarl	8,000	52,152
Banca Popolare di Milano Scarl	52,397	389,852
Banco di Desio e della Brianza SpA	8,503	56,239
*Banco Popolare Scarl	28,192	244,908
Benetton Group SpA	7,114	68,786
Brembo SpA	6,992	52,819
#Bulgari SpA	4,904	40,128
Buzzi Unicem SpA	5,909	99,136
*C.I.R. SpA - Compagnie Industriali Riunite	43,635	98,183
Cementir SpA	15,206	69,193
Credito Artigiano SpA	6,264	16,993
Credito Bergamasco SpA	474	17,990
*Credito Emiliano SpA	8,917	58,160
Danieli & Co. SpA	1,971	49,489
Davide Campari - Milano SpA	11,688	111,532
De Longhi SpA	4,556	19,502
DiaSorin SpA	1,379	50,477
Eni SpA	5,441	134,756
Eni SpA Sponsored ADR	2,100	104,118
ERG SpA	6,230	91,956
Esprinet SpA	3,327	33,336

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Eurotech SpA	13,712	$60,101
*Fastweb SpA	1,565	44,544
*Fiat SpA	14,447	215,083
Finmeccanica SpA	4,072	68,330
Fondiaria - SAI SpA	8,937	162,884
#*Gemina SpA	123,796	104,314
#Geox SpA	702	5,374
*Gruppo Coin SpA	5,257	31,302
#*Gruppo Editoriale L’Espresso SpA	5,683	16,179
Hera SpA	32,394	71,626
Impregilo SpA	28,011	95,659
*Indesit Co. SpA	3,417	38,730
#*Interpump Group SpA	1,232	7,519
#*Intesa Sanpaolo SpA	70,028	294,711
Iride SpA	6,625	12,223
Italcementi SpA	10,562	152,031
*Italmobiliare SpA	1,432	68,787
KME Group SpA	16,179	11,526
Lottomatica SpA	1,632	34,773
*Luxottica Group SpA Sponsored ADR	300	7,320
Marr SpA	1,671	14,679
Mediaset SpA.	15,919	103,373
Mediobanca SpA	6,076	77,507
#Mediolanum SpA	3,408	21,628
Milano Assicurazioni SpA	25,444	83,719
#*Mondadori (Arnoldo) Editore SpA	13,439	61,663
Parmalat SpA	151,680	420,383
*Permasteelisa SpA	711	13,489
Piaggio & C. SpA	25,137	63,885
*Pirelli & Co. Real Estate SpA	87,619	69,412
*Pirelli & Co. SpA	302,134	169,761
*Premafin Finanziaria SpA	20,038	32,800
Prysmian SpA	5,651	99,361
Recordati SpA	2,294	17,797
#*Safilo Group SpA	10,812	8,254
Saipem SpA	540	15,933
Saras SpA	10,423	33,844
SAVE SpA	7,173	56,058
*Snai SpA	2,736	12,738
Societa Iniziative Autostradali e Servizi SpA	8,046	71,224
*Societe Cattolica di Assicurazoni Scrl SpA	3,848	123,377
Sol SpA	99	589
*Sorin SpA	63,354	115,340
*Telecom Italia Media SpA	70,820	12,390
Telecom Italia SpA Sponsored ADR	19,900	315,614
Tenaris SA ADR	1,300	46,306
Terna SpA	11,417	45,266
Tod’s SpA	549	37,847
Trevi Finanziaria SpA	1,988	33,839
*UniCredito SpA	129,481	433,788
Unione di Banche Italiane ScpA	30,011	428,673
*Unipol Gruppo Finanziario SpA	65,013	94,262
Vianini Lavori SpA	1,509	11,052
Vittoria Assicurazioni SpA	496	2,808

TOTAL ITALY		7,735,814

JAPAN — (18.9%)
77 Bank, Ltd. (The)	29,000	166,895
Achilles Corp.	12,000	17,224
Adeka Corp.	13,900	127,396
#Aderans Holdings Co., Ltd.	5,600	69,350

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Advantest Corp. ADR	1,800	$39,798
#*AEON Co., Ltd.	23,300	207,823
#Ai Holdings Corp.	7,700	27,085
Aica Kogyo Co., Ltd.	5,800	55,487
Aichi Bank, Ltd. (The)	800	67,078
Aichi Corp.	10,300	44,383
Aichi Machine Industry Co., Ltd.	6,000	17,729
Aichi Steel Corp.	11,000	52,652
Aida Engineering, Ltd.	3,500	10,457
*Aigan Co., Ltd.	4,200	25,112
Aioi Insurance Co., Ltd.	11,000	48,426
Aiphone Co., Ltd.	900	15,988
Air Water, Inc.	3,000	35,360
Airport Facilities Co., Ltd.	3,300	19,485
Aisan Industry Co., Ltd.	2,300	17,021
Aisin Seiki Co., Ltd.	6,700	170,352
Ajinomoto Co., Inc.	24,000	225,255
Akita Bank, Ltd. (The)	24,000	93,683
Alfresa Holdings Corp.	1,500	64,853
Aloka Co., Ltd.	3,400	27,165
*Alpen Co., Ltd.	1,200	22,120
Alpha Systems, Inc.	1,300	24,834
#*Alpine Electronics, Inc.	4,600	45,212
*Alps Electric Co., Ltd.	26,400	164,779
Alps Logistics Co., Ltd.	2,000	19,137
Amada Co., Ltd.	31,000	189,652
Amano Corp.	7,100	61,113
*Anritsu Corp.	6,000	21,089
#AOC Holdings, Inc.	5,300	35,467
AOKI Holdings, Inc.	1,500	14,648
Aomori Bank, Ltd. (The)	22,000	62,108
Aoyama Trading Co., Ltd.	8,800	141,024
*Aozora Bank, Ltd.	87,000	102,865
Arcs Co., Ltd.	4,400	64,638
#Ariake Japan Co., Ltd.	3,200	49,905
Arisawa Manufacturing Co., Ltd.	3,400	21,333
Aronkasei Co., Ltd.	8,000	34,688
As One Corp.	1,800	33,218
Asahi Breweries, Ltd.	2,000	35,357
Asahi Diamond Industrial Co., Ltd.	3,000	21,143
Asahi Glass Co., Ltd.	19,000	160,072
Asahi Holdings, Inc.	1,100	18,634
Asahi Kasei Corp.	20,000	99,102
Asahi Organic Chemicals Industry Co., Ltd.	6,000	15,106
#*Asahi Tec Corp.	285,000	84,378
Asatsu-DK, Inc.	2,400	47,330
Asics Corp.	5,000	44,569
ASKA Pharmaceutical Co., Ltd.	5,000	43,773
Asunaro Aoki Construction Co., Ltd.	3,500	21,892
Atsugi Co., Ltd.	14,000	17,620
Autobacs Seven Co., Ltd.	3,300	111,297
#Avex Group Holdings, Inc.	3,700	33,455
Awa Bank, Ltd. (The)	22,000	114,620
Bando Chemical Industries, Ltd.	6,000	16,923
Bank of Iwate, Ltd. (The)	2,000	118,497
Bank of Kyoto, Ltd. (The)	13,000	117,966
Bank of Nagoya, Ltd. (The)	16,000	63,199
Bank of Okinawa, Ltd. (The)	2,800	96,550
Bank of Saga, Ltd. (The)	19,000	64,665
Bank of the Ryukyus, Ltd.	6,200	66,689
Bank of Yokohama, Ltd.	37,000	181,686

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Belc Co., Ltd.	3,000	$27,690
Benesse Holdings, Inc.	400	17,637
Best Denki Co., Ltd.	3,500	15,411
Bic Camera, Inc.	104	39,069
BML, Inc.	700	18,793
Bridgestone Corp.	1,200	19,789
Brother Industries, Ltd.	6,400	72,868
Bunka Shutter Co., Ltd.	10,000	34,507
CAC Corp.	1,600	11,091
*Calsonic Kansei Corp.	13,000	35,154
Canon Electronics, Inc.	1,900	37,771
Canon Finetech, Inc.	1,500	19,496
Canon Marketing Japan, Inc.	1,400	22,682
Canon, Inc. Sponsored ADR	2,200	82,852
Cawachi, Ltd.	800	16,598
#*Cedyna Financial Corp.	12,350	24,391
#Central Glass Co., Ltd.	27,000	108,752
Central Japan Railway Co.	2	13,325
Century Tokyo Leasing Corp.	6,900	77,080
Chiba Bank, Ltd. (The)	25,000	154,172
*Chiba Kogyo Bank, Ltd. (The)	1,400	12,271
Chiyoda Co., Ltd.	4,200	50,042
Chiyoda Corp.	2,000	14,552
Chofu Seisakusho Co., Ltd.	2,600	51,396
Chubu Shiryo Co., Ltd.	5,000	46,519
#Chudenko Corp.	3,600	53,267
Chuetsu Pulp & Paper Co., Ltd.	15,000	29,657
Chugai Ro Co., Ltd.	9,000	25,264
Chugoku Bank, Ltd. (The)	6,000	81,018
Chugoku Marine Paints, Ltd.	5,000	35,069
Chukyo Bank, Ltd. (The)	18,000	49,371
Chuo Denki Kogyo Co., Ltd.	5,000	41,401
Chuo Mitsui Trust Holdings, Inc.	3,000	10,956
Circle K Sunkus Co., Ltd.	5,600	76,872
Citizen Holdings Co., Ltd.	27,300	153,612
CKD Corp.	7,600	56,526
#*CMK Corp.	5,000	35,453
Coca-Cola Central Japan Co., Ltd.	2,500	33,498
#Coca-Cola West Co., Ltd.	4,800	89,162
Commuture Corp.	3,000	18,144
Computer Engineering & Consulting, Ltd.	1,700	11,027
Comsys Holdings Corp.	8,000	79,066
Corona Corp.	1,500	20,089
Cosmo Oil Co., Ltd.	58,000	152,359
#Credit Saison Co., Ltd.	14,200	158,742
#*CSK Holdings Corp.	4,400	16,562
Dai Nippon Printing Co., Ltd.	26,000	325,764
#Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	20,787
*Dai Nippon Toryo, Ltd.	29,000	33,343
Daicel Chemical Industries, Ltd.	22,000	132,852
Dai-Dan Co., Ltd.	3,000	15,388
#Daido Metal Co., Ltd.	12,000	32,270
Daido Steel Co., Ltd.	27,000	91,897
Daidoh, Ltd.	4,600	32,348
#*Daiei, Inc. (The)	8,850	32,783
Daifuku Co., Ltd.	9,500	58,828
Daihatsu Motor Co., Ltd.	2,000	20,461
Daihen Corp.	11,000	38,329
Daiichi Jitsugyo Co., Ltd.	11,000	31,648
Daiichi Sankyo Co., Ltd.	1,400	27,350
Daiken Corp.	13,000	29,133

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daikin Industries, Ltd.	1,600	$54,233
Daikoku Denki Co., Ltd.	3,000	59,470
#*Daikyo, Inc.	10,000	24,785
Daimei Telecom Engineering Corp.	2,000	16,842
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	10,000	33,642
#*Dainippon Screen Manufacturing Co., Ltd.	32,000	136,009
Daio Paper Corp.	7,000	58,701
#Daiseki Co., Ltd.	600	11,791
Daishi Bank, Ltd. (The)	35,000	127,498
Daiso Co., Ltd.	6,000	16,960
Daisyo Corp.	2,000	27,036
Daito Trust Construction Co., Ltd.	1,000	41,566
Daiwa House Industry Co., Ltd.	12,000	128,203
Daiwa Securities Co., Ltd.	10,000	52,633
#Daiwabo Holdings Co., Ltd.	11,000	42,886
DC Co., Ltd.	3,400	10,513
DCM Japan Holdings Co., Ltd.	8,700	56,267
Denki Kagaku Kogyo Kabushiki Kaisha	61,000	223,796
Denki Kogyo Co., Ltd.	4,000	19,157
Denso Corp.	5,500	150,278
#Dentsu, Inc.	1,600	34,279
Denyo Co., Ltd.	5,100	37,490
Descente, Ltd.	7,000	33,850
DIC Corp.	7,000	11,457
Disco Corp.	1,700	93,777
Don Quijote Co., Ltd.	600	16,035
Doshisha Co., Ltd.	3,300	61,911
Doutor Nichires Holdings Co., Ltd.	2,400	34,735
Dowa Holdings Co., Ltd.	25,000	145,957
DTS Corp.	2,800	24,065
*Duskin Co., Ltd.	5,500	99,138
DyDo Drinco, Inc.	600	18,321
eAccess, Ltd.	50	35,068
East Japan Railway Co.	900	57,635
*Ebara Corp.	40,000	175,738
Edion Corp.	6,500	52,499
Ehime Bank, Ltd. (The)	18,000	48,967
Eighteenth Bank, Ltd. (The)	19,000	52,430
Eiken Chemical Co., Ltd.	1,900	22,216
Eizo Nanao Corp.	2,800	66,485
*Elpida Memory, Inc.	15,500	202,508
Enplas Corp.	2,700	46,016
ESPEC Corp.	3,600	22,564
Exedy Corp.	4,300	88,416
Ezaki Glico Co., Ltd.	4,000	43,617
F&A Aqua Holdings, Inc.	2,600	28,781
Fancl Corp.	4,300	76,738
FCC Co., Ltd.	1,800	30,950
*FIDEA Holdings Co., Ltd.	12,000	21,596
Foster Electric Co., Ltd.	6,200	158,725
France Bed Holdings Co., Ltd.	19,000	29,480
#Fuji Co., Ltd.	1,000	19,884
*Fuji Electric Holdings Co., Ltd.	59,000	109,636
*Fuji Fire & Marine Insurance Co., Ltd. (The)	36,000	41,216
*Fuji Heavy Industries, Ltd.	35,000	136,773
Fuji Oil Co., Ltd.	1,000	15,096
#Fuji Soft, Inc.	900	15,568
*Fuji Television Network, Inc.	26	38,203
Fujicco Co., Ltd.	2,000	21,977
FUJIFILM Holdings Corp.	6,500	184,790
Fujikura Kasei Co., Ltd.	7,100	36,681

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fujikura, Ltd.	30,000	$144,648
Fujitec Co., Ltd.	3,000	15,701
Fujitsu Frontech, Ltd.	1,700	14,219
Fujitsu, Ltd.	15,300	90,099
Fukui Bank, Ltd. (The)	29,000	96,248
Fukuoka Financial Group, Inc.	35,000	127,974
Fukuyama Transporting Co., Ltd.	22,000	114,388
#Funai Electric Co., Ltd.	3,300	153,967
Furukawa Co., Ltd.	39,000	51,634
Furukawa Electric Co., Ltd.	11,000	41,717
Furukawa-Sky Aluminum Corp.	12,000	17,861
Fuso Pharmaceutical Industries, Ltd.	12,000	37,285
#Futaba Corp.	2,700	41,803
#*Futaba Industrial Co., Ltd.	5,100	26,694
Fuyo General Lease Co., Ltd.	2,500	55,240
#Gakken Holdings Co., Ltd.	7,000	19,997
Gecoss Corp.	5,100	22,490
GEO Co., Ltd.	43	44,654
Glory, Ltd.	4,400	96,818
#GMO Internet, Inc.	5,000	22,847
Godo Steel, Ltd.	5,000	9,702
Goldcrest Co., Ltd.	1,550	47,050
Gun-Ei Chemical Industry Co., Ltd.	12,000	28,843
Gunma Bank, Ltd. (The)	34,000	177,133
Gunze, Ltd.	29,000	114,235
#H2O Retailing Corp.	12,000	72,934
Hachijuni Bank, Ltd. (The)	22,000	130,154
#Hakuhodo Dy Holdings, Inc.	1,780	89,404
Hakuto Co., Ltd.	2,100	18,835
Hamamatsu Photonics K.K	1,400	34,877
Hankyu Hanshin Holdings, Inc.	4,000	17,819
Hanwa Co., Ltd.	24,000	83,810
Harashin Narus Holdings Co., Ltd.	3,000	33,070
#*Haseko Corp.	15,500	11,897
Heiwa Corp.	1,700	16,642
Heiwa Real Estate Co., Ltd.	14,000	45,872
Heiwado Co., Ltd.	4,500	58,918
Hibiya Engineering, Ltd.	2,000	17,140
Higashi-Nippon Bank, Ltd.	24,000	51,792
Higo Bank, Ltd. (The)	20,000	118,392
Hikari Tsushin, Inc.	3,800	71,290
*Hino Motors, Ltd.	44,000	162,657
Hirose Electric Co., Ltd.	200	20,615
Hiroshima Bank, Ltd. (The)	40,000	153,489
HIS Co., Ltd.	1,300	27,940
HISAKA WORKS, LTD	3,000	31,391
Hisamitsu Pharmaceutical Co., Inc.	600	20,628
Hitachi Cable, Ltd.	27,000	71,909
Hitachi High-Technologies Corp.	800	13,251
Hitachi Koki Co., Ltd.	4,800	53,132
Hitachi Kokusai Electric, Inc.	3,000	23,181
Hitachi Medical Corp.	2,000	19,283
Hitachi Tool Engineering, Ltd.	4,800	42,678
Hitachi Transport System, Ltd.	4,400	57,714
*Hitachi Zosen Corp.	35,000	45,587
*Hitachi, Ltd. Sponsored ADR	2,900	93,177
Hodogaya Chemical Co., Ltd.	11,000	26,913
Hokkan Holdings, Ltd.	8,000	20,391
Hokkoku Bank, Ltd. (The)	38,000	149,118
Hokuetsu Bank, Ltd. (The)	31,000	52,069
#Hokuetsu Kishu Paper Co., Ltd.	9,500	49,132

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hokuhoku Financial Group, Inc.	35,000	$75,843
Hokuto Corp.	1,800	40,233
#Honda Motor Co., Ltd. Sponsored ADR	12,559	388,952
Horiba, Ltd.	2,200	53,199
#Hosiden Corp.	5,500	66,604
Hosokawa Micron Corp.	4,000	15,850
#House Foods Corp.	6,800	108,278
Hyakugo Bank, Ltd. (The)	32,000	153,033
Hyakujishi Bank, Ltd. (The)	28,000	115,390
IBJ Leasing Co., Ltd.	4,000	68,462
*Ichikoh Industries, Ltd.	24,000	42,718
Ichiyoshi Securities Co., Ltd.	2,100	15,648
Icom, Inc.	800	19,319
#Idemitsu Kosan Co., Ltd.	1,700	124,666
Ihara Chemical Industry Co., Ltd.	7,000	23,787
*IHI Corp.	47,000	89,630
#*Iida Home Max	3,300	59,274
#Iino Kaiun Kaisha, Ltd.	2,100	9,332
Imasen Electric Industrial Co., Ltd.	3,600	45,997
Imperial Hotel, Ltd.	200	4,021
Inaba Denki Sangyo Co., Ltd.	600	14,230
Inaba Seisakusho Co., Ltd.	1,600	16,276
Inabata & Co., Ltd.	3,100	11,746
Inageya Co., Ltd.	3,000	31,207
Ines Corp.	4,200	31,647
INPEX Corp.	2	16,333
Inui Steamship Co., Ltd.	5,700	44,350
*Iseki & Co., Ltd.	7,000	26,209
Isetan Mitsukoshi Holdings, Ltd.	11,900	114,048
*Ishihara Sangyo Kaisha, Ltd.	43,000	34,998
*Isuzu Motors, Ltd.	100,000	211,435
Itochu Corp.	15,000	94,812
Itochu Enex Co., Ltd.	8,200	42,100
Itochu Techno-Solutions Corp.	600	16,493
Itochu-Shokuhin Co., Ltd.	800	27,238
Itoham Foods, Inc.	25,000	98,822
Itoki Corp.	4,300	10,383
Iwatani International Corp.	6,000	17,959
Iyo Bank, Ltd. (The)	10,000	90,172
Izumiya Co., Ltd.	10,000	51,571
#*J Front Retailing Co., Ltd.	17,000	80,582
Japan Airport Terminal Co., Ltd.	7,100	99,183
Japan Aviation Electronics Industry, Ltd.	10,000	61,062
Japan Business Computer Co., Ltd.	6,000	41,216
Japan Cash Machine Co., Ltd.	400	3,202
Japan Digital Laboratory Co., Ltd.	900	11,146
Japan Petroleum Exploration Co., Ltd.	300	14,979
Japan Pulp & Paper Co., Ltd.	5,000	19,063
Japan Radio Co., Ltd.	17,000	33,422
Japan Steel Works, Ltd. (The)	1,000	11,028
Japan Transcity Corp.	7,000	20,613
Japan Vilene Co., Ltd.	6,000	31,940
Japan Wool Textile Co., Ltd. (The)	8,000	53,419
Jeol, Ltd.	9,000	36,158
JFE Holdings, Inc.	800	26,060
JFE Shoji Holdings, Inc.	22,000	79,599
Joban Kosan Co., Ltd.	16,000	26,274
J-Oil Mills, Inc.	12,000	40,980
#Joshin Denki Co., Ltd.	3,000	20,973
Joyo Bank, Ltd. (The)	19,000	83,586
JS Group Corp.	6,000	97,923

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
JSP Corp.	6,600	$63,101
JSR Corp.	3,200	62,411
JTEKT Corp.	16,100	170,078
#*Juki Corp.	17,000	17,764
Juroku Bank, Ltd.	40,000	143,106
*JVC Kenwood Holdings, Inc.	46,300	22,072
K.R.S. Corp.	1,700	19,510
Kadokawa Holdings, Inc.	2,600	61,694
Kaga Electronics Co., Ltd.	2,500	25,094
Kagawa Bank, Ltd. (The)	5,000	18,036
Kagoshima Bank, Ltd. (The)	13,000	95,998
Kajima Corp.	23,000	53,849
#Kakaku.com, Inc.	5	18,283
Kaken Pharmaceutical Co., Ltd.	2,000	18,097
Kameda Seika Co., Ltd.	200	3,723
Kamei Corp.	9,000	46,804
Kamigumi Co., Ltd.	18,000	135,209
Kandenko Co., Ltd.	8,000	49,341
Kaneka Corp.	24,000	156,244
*Kanematsu Corp.	14,000	11,510
Kanematsu Electronics, Ltd.	2,100	18,915
Kansai Paint Co., Ltd.	2,000	16,924
Kanto Auto Works, Ltd.	4,900	46,574
Kanto Natural Gas Development Co., Ltd.	3,000	18,163
*Kanto Tsukuba Bank, Ltd. (The)	3,300	11,008
Kasumi Co., Ltd.	5,000	24,839
Katakura Industries Co., Ltd.	2,500	26,934
Kato Sangyo Co., Ltd.	3,700	63,857
Kato Works Co., Ltd.	19,000	36,908
#Kawasaki Heavy Industries, Ltd.	24,000	59,971
#*Kawasaki Kisen Kaisha, Ltd.	35,000	127,530
Kawasumi Laboratories, Inc.	5,000	34,949
*Kayaba Industry Co., Ltd.	30,000	86,702
Keihan Electric Railway Co., Ltd.	9,000	37,890
Keihin Corp.	3,900	59,239
#Keihin Electric Express Railway Co., Ltd.	4,000	31,841
Keio Corp.	2,000	12,593
Keisei Electric Railway Co., Ltd.	3,000	16,868
Keiyo Bank, Ltd. (The)	28,000	134,572
#Keiyo Co., Ltd.	3,000	14,567
#*Kenedix, Inc.	9	3,420
#Key Coffee, Inc.	2,900	51,123
Kikkoman Corp.	1,000	11,574
Kinden Corp.	11,000	89,336
Kintetsu World Express, Inc.	1,800	41,838
Kirin Holdings Co., Ltd.	2,000	32,646
Kisoji Co., Ltd.	2,500	54,628
Kissei Pharmaceutical Co., Ltd.	1,000	22,252
Kitagawa Iron Works Co., Ltd.	22,000	24,401
Kita-Nippon Bank, Ltd. (The)	600	18,090
Kitano Construction Corp.	17,000	41,489
Kitz Corp.	18,000	93,097
Kiyo Holdings, Inc.	97,000	116,233
Koa Corp.	2,800	22,619
Koatsu Gas Kogyo Co., Ltd.	3,000	17,288
*Kobe Steel, Ltd.	43,000	78,144
Kohnan Shoji Co., Ltd.	4,700	57,072
#Koito Manufacturing Co., Ltd.	13,000	186,359
Kokuyo Co., Ltd.	13,600	118,717
Komatsu Seiren Co., Ltd.	9,000	35,294
Komatsu Wall Industry Co., Ltd.	1,800	21,863

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Komeri Co., Ltd.	1,100	$30,403
Komori Corp.	6,900	81,615
Konami Corp. ADR	200	3,708
Konica Minolta Holdings, Inc.	8,000	75,150
Konishi Co., Ltd.	2,500	23,880
Kose Corp.	1,300	28,440
K’s Holdings Corp.	2,400	77,778
Kubota Corp. Sponsored ADR	1,800	69,138
Kumiai Chemical Industry Co., Ltd.	10,000	35,044
Kurabo Industries, Ltd.	9,000	15,532
#Kureha Corp.	21,000	113,275
Kurita Water Industries, Ltd.	200	6,117
Kuroda Electric Co., Ltd.	2,900	41,924
*Kurosaki Harima Corp.	15,000	23,083
Kyocera Corp. Sponsored ADR	1,252	104,504
Kyodo Printing Co., Ltd.	6,000	17,231
Kyoei Steel, Ltd.	2,400	53,625
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	22,550
Kyokuyo Co., Ltd.	9,000	18,176
Kyorin Co., Ltd.	3,000	47,980
Kyoritsu Maintenance Co., Ltd.	2,000	32,882
Kyosan Electric Manufacturing Co., Ltd.	5,000	23,117
Kyowa Exeo Corp.	2,000	18,318
Kyowa Hakko Kirin Co., Ltd.	2,000	23,118
Kyudenko Corp.	3,000	18,003
Leopalace21 Corp.	10,500	56,816
Life Corp.	1,000	17,535
Lintec Corp.	6,400	113,322
Mabuchi Motor Co., Ltd.	1,400	66,994
Macnica, Inc.	3,000	47,622
Maeda Corp.	17,000	46,751
Maeda Road Construction Co., Ltd.	8,000	65,209
Maezawa Kaisei Industries Co., Ltd.	3,200	34,795
Maezawa Kyuso Industries Co., Ltd.	2,100	30,643
*Makino Milling Machine Co., Ltd.	13,000	50,809
Makita Corp. Sponsored ADR	1,988	67,175
Mandom Corp.	900	23,469
Marubeni Corp.	70,385	348,235
Marubun Corp.	5,600	29,550
Marudai Food Co., Ltd.	6,000	19,791
#Maruetsu, Inc. (The)	11,000	50,779
Maruha Nichiro Holdings, Inc.	35,000	51,343
#Marui Group Co., Ltd.	23,500	134,994
#Maruichi Steel Tube, Ltd.	2,500	46,653
Marusan Securities Co., Ltd.	5,300	31,487
Maruwa Co., Ltd.	1,800	41,620
Maruzen Showa Unyu Co., Ltd.	6,000	20,356
Maspro Denkoh Corp.	2,200	20,919
Matsui Construction Co., Ltd.	7,000	25,865
*Matsuya Co., Ltd.	2,100	20,052
Matsuya Foods Co., Ltd.	2,100	30,109
Max Co., Ltd.	2,000	20,552
Maxvalu Tokai Co., Ltd.	1,500	17,546
Mazda Motor Corp.	77,000	173,778
Medipal Holdings Corp.	5,400	75,411
#Megachips Corp.	1,100	18,216
*Megmilk Snow Brand Co., Ltd.	2,300	45,354
#Meidensha Corp.	13,000	65,138
*Meiji Holdings Co., Ltd.	2,650	107,932
Meitec Corp.	600	10,115
Meito Sangyo Co., Ltd.	1,100	15,437

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Melco Holdings, Inc.	4,000	$80,161
Mercian Corp.	12,000	28,193
Michinoku Bank, Ltd. (The)	12,000	27,160
Mikuni Coca-Cola Bottling Co., Ltd.	1,700	14,332
Mimasu Semiconductor Industry Co., Ltd.	700	9,088
*Minato Bank, Ltd. (The)	33,000	41,512
Ministop Co., Ltd.	2,400	33,545
Miraca Holdings, Inc.	800	25,872
Misumi Group, Inc.	3,400	58,025
*Mito Securities Co., Ltd.	14,000	31,152
*Mitsuba Corp.	3,000	13,172
*Mitsubishi Cable Industries, Ltd.	15,000	13,548
Mitsubishi Chemical Holdings Corp.	46,000	170,817
Mitsubishi Corp.	12,500	265,004
*Mitsubishi Electric Corp.	4,000	30,428
*Mitsubishi Gas Chemical Co., Inc.	32,000	147,605
Mitsubishi Heavy Industries, Ltd.	12,000	42,433
Mitsubishi Kakoki Kaisha, Ltd.	7,000	18,485
Mitsubishi Logistics Corp.	6,000	65,280
*Mitsubishi Materials Corp.	66,000	174,035
Mitsubishi Paper Mills, Ltd.	31,000	39,907
Mitsubishi Pencil Co., Ltd.	1,400	16,810
Mitsubishi Rayon Co., Ltd.	18,000	62,176
*Mitsubishi Steel Manufacturing Co., Ltd.	20,000	39,165
Mitsubishi Tanabe Pharma Corp.	8,000	102,134
#Mitsubishi UFJ Financial Group, Inc.	73,400	390,958
Mitsubishi UFJ Financial Group, Inc. ADR	16,850	89,474
Mitsuboshi Belting, Ltd.	8,000	30,238
Mitsui & Co., Ltd.	3,000	39,399
*Mitsui & Co., Ltd. Sponsored ADR	471	123,077
#Mitsui Chemicals, Inc.	33,000	113,333
#Mitsui Engineering & Shipbuilding Co., Ltd.	31,000	80,270
Mitsui Fudosan Co., Ltd.	2,000	32,360
*Mitsui High-Tec, Inc.	2,300	23,228
Mitsui Home Co., Ltd.	6,000	33,117
Mitsui Knowledge Industry Co., Ltd.	78	13,106
Mitsui Matsushima Co., Ltd.	29,000	49,742
*Mitsui Mining & Smelting Co., Ltd.	73,000	188,104
*Mitsui O.S.K. Lines, Ltd.	2,000	11,613
Mitsui Sugar Co., Ltd.	12,000	42,565
Mitsui Sumitomo Insurance Group Holdings, Inc.	5,400	125,701
Mitsui-Soko Co., Ltd.	7,000	24,281
Mitsumi Electric Co., Ltd.	7,100	143,223
Mitsuuroko Co., Ltd.	2,600	18,481
Miura Co., Ltd.	700	19,548
Miyazaki Bank, Ltd. (The)	18,000	82,206
#Mizuho Financial Group, Inc.	43,000	84,815
*Mizuho Investors Securities Co., Ltd.	42,000	42,854
Mizuho Securities Co., Ltd.	43,000	148,398
Mizuno Corp.	12,000	55,318
Mochida Pharmaceutical Co., Ltd.	2,000	20,643
Monex Group, Inc.	33	13,053
Mori Seiki Co., Ltd.	7,600	82,178
Morinaga & Co., Ltd.	18,000	38,302
Morinaga Milk Industry Co., Ltd.	22,000	102,646
Morita Holdings Corp.	5,000	25,771
#Mos Food Services, Inc.	1,400	23,099
MR Max Corp.	8,900	42,405
Murata Manufacturing Co., Ltd.	1,100	53,671
Musashino Bank, Ltd.	4,300	122,908
#Nabtesco Corp.	10,000	115,130

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nachi-Fujikoshi Corp.	27,000	$59,817
Nagano Bank, Ltd. (The)	12,000	25,148
Nagase & Co., Ltd.	12,000	145,955
Nakayama Steel Works, Ltd.	4,000	6,090
#Nankai Electric Railway Co., Ltd.	9,000	39,463
Nanto Bank, Ltd. (The)	18,000	97,704
NEC Capital Solutions, Ltd.	1,400	19,023
#*NEC Corp.	78,000	221,703
*NEC Electronics Corp.	3,200	23,732
NEC Fielding, Ltd.	1,600	23,558
NEC Mobiling, Ltd.	3,000	81,743
NEC Networks & System Integration Corp.	2,400	29,161
Net One Systems Co., Ltd.	12	15,732
Neturen Co., Ltd.	4,300	30,419
NGK Insulators, Ltd.	2,000	44,860
NGK Spark Plug Co., Ltd.	12,000	136,000
NHK Spring Co., Ltd.	21,000	163,968
*Nice Holdings, Inc.	9,000	19,129
Nichia Steel Works, Ltd.	10,000	30,763
*Nichias Corp.	11,000	39,742
Nichiban Co., Ltd.	9,000	31,059
#Nichicon Corp.	8,600	85,971
*Nichiha Corp.	6,300	37,894
Nichii Gakkan Co.	5,400	53,559
Nichirei Corp.	26,000	96,573
Nidec Sankyo Corp.	6,000	45,591
Nifco, Inc.	2,800	57,301
NIFTY Corp.	2	1,608
#Nihon Dempa Kogyo Co., Ltd.	2,400	44,723
Nihon Kohden Corp.	2,100	35,150
Nihon Parkerizing Co., Ltd.	3,000	35,567
Nihon Unisys, Ltd.	2,600	22,158
Nikkiso Co., Ltd.	8,000	60,434
Nikon Corp.	1,000	18,638
Nippo Corp.	9,000	69,429
Nippon Beet Sugar Manufacturing Co., Ltd.	18,000	46,121
Nippon Carbon Co., Ltd.	16,000	54,577
Nippon Ceramic Co., Ltd.	1,500	20,278
Nippon Chemical Industrial Co., Ltd.	18,000	42,368
*Nippon Chemi-Con Corp.	16,000	59,203
#Nippon Coke & Engineering Co., Ltd.	28,000	33,830
Nippon Denko Co., Ltd.	11,000	78,251
Nippon Densetsu Kogyo Co., Ltd.	6,000	50,417
Nippon Denwa Shisetu Co., Ltd.	10,000	30,361
Nippon Electric Glass Co., Ltd.	6,000	64,607
Nippon Express Co., Ltd.	23,000	94,177
Nippon Filcon Co., Ltd.	1,100	5,982
Nippon Fine Chemical Co., Ltd.	4,800	44,135
Nippon Flour Mills Co., Ltd.	12,000	60,979
Nippon Gas Co., Ltd.	2,700	46,787
Nippon Kayaku Co., Ltd.	17,000	152,085
Nippon Koei Co., Ltd.	12,000	38,372
Nippon Konpo Unyu Soko Co., Ltd.	9,000	97,761
*Nippon Light Metal Co., Ltd.	53,000	46,658
#Nippon Meat Packers, Inc.	13,000	152,423
#Nippon Metal Industry Co., Ltd.	9,000	16,103
Nippon Mining Holdings, Inc.	36,000	160,604
Nippon Oil Corp.	21,000	103,483
#Nippon Paint Co., Ltd.	11,000	66,027
Nippon Paper Group, Inc.	2,224	59,020
Nippon Road Co., Ltd. (The)	12,000	25,652

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Seiki Co., Ltd.	8,000	$84,012
Nippon Sheet Glass Co., Ltd.	58,000	170,904
Nippon Shinyaku Co., Ltd.	5,000	69,158
#Nippon Shokubai Co., Ltd.	10,000	84,047
Nippon Signal Co., Ltd.	3,500	31,653
Nippon Soda Co., Ltd.	15,000	60,387
Nippon Steel Corp.	12,000	45,780
Nippon Suisan Kaisha, Ltd.	31,200	89,417
Nippon Synthetic Chemical Industry Co., Ltd. (The)	5,000	36,722
Nippon Thompson Co., Ltd.	10,000	52,448
Nippon Valqua Industries, Ltd.	16,000	31,456
Nippon Yakin Kogyo Co., Ltd.	10,500	50,950
*Nippon Yusen K.K	36,000	132,888
Nipponkoa Insurance Co., Ltd.	8,000	43,557
Nipro Corp.	4,000	86,352
Nishimatsu Construction Co., Ltd.	35,000	53,222
Nishimatsuya Chain Co., Ltd.	1,900	19,029
Nishi-Nippon Bank, Ltd.	67,000	165,746
Nishi-Nippon Railroad Co., Ltd.	5,000	19,007
*Nissan Motor Co., Ltd.	37,900	274,250
Nissan Shatai Co., Ltd.	7,000	59,005
Nissay Dowa General Insurance Co., Ltd.	12,000	53,263
Nissei Corp.	5,400	37,178
Nisshin Oillio Group, Ltd. (The)	15,000	79,044
Nisshin Seifun Group, Inc.	3,500	46,689
Nisshin Steel Co., Ltd.	74,000	123,496
Nisshinbo Holdings, Inc.	17,000	167,086
Nissin Corp.	9,000	20,558
#Nissin Electric Co., Ltd.	4,000	22,260
Nissin Kogyo Co., Ltd.	3,300	49,108
Nissui Pharmaceutical Co., Ltd.	3,400	26,710
Nitori Co., Ltd.	300	24,398
Nitta Corp.	3,300	48,149
Nittetsu Mining Co., Ltd.	6,000	32,140
Nitto Boseki Co., Ltd.	33,000	59,611
Nitto Denko Corp.	3,500	105,699
Nitto Electric Works, Ltd.	2,100	20,934
Nitto Kohki Co., Ltd.	2,400	49,769
Nitto Seiko Co., Ltd.	7,000	17,279
Noevir Co., Ltd.	3,900	40,998
NOF Corp.	28,000	126,994
Nohmi Bosai, Ltd.	4,000	29,398
NOK Corp.	16,500	218,926
Nomura Co., Ltd.	6,000	17,282
Nomura Holdings, Inc. ADR	7,820	54,896
Nomura Real Estate Holdings, Inc.	2,700	42,984
#Nomura Research Institute, Ltd.	1,100	23,786
Noritake Co., Ltd.	15,000	43,815
Noritsu Koki Co., Ltd.	5,600	47,174
#Noritz Corp.	1,700	21,577
NS Solutions Corp.	1,100	20,125
NSD Co., Ltd.	1,900	19,374
NSK, Ltd.	36,000	209,151
NTN Corp.	46,000	173,693
NTT DoCoMo, Inc. Sponsored ADR	3,100	44,671
Obayashi Corp.	24,000	90,629
Obic Co., Ltd.	190	32,127
Oenon Holdings, Inc.	11,000	23,274
Ogaki Kyoritsu Bank, Ltd. (The)	34,000	116,483
Oiles Corp.	1,080	17,719
Oita Bank, Ltd. (The)	15,000	60,923

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oji Paper Co., Ltd.	23,000	$100,091
Okabe Co., Ltd.	4,000	14,175
Okamoto Industries, Inc.	5,000	18,992
Okamura Corp.	3,000	14,746
Okasan Securities Group, Inc.	25,000	118,147
*Oki Electric Industry Co., Ltd.	41,000	36,989
Okinawa Electric Power Co., Ltd.	700	37,701
#OKUMA Corp.	18,000	87,278
Okumura Corp.	22,000	76,641
Okuwa Co., Ltd.	1,000	11,153
Olympus Corp.	1,000	31,213
Omron Corp.	2,400	40,179
Ono Pharmaceutical Co., Ltd.	300	14,210
Onoken Co., Ltd.	4,800	40,081
#Onward Holdings Co., Ltd.	12,000	74,493
*Optex Co., Ltd.	2,700	29,693
Organo Corp.	7,000	49,798
Osaka Steel Co., Ltd.	1,200	22,168
#Osaka Titanium Technologies Co., Ltd.	1,600	42,416
Osaki Electric Co., Ltd.	7,000	67,723
OSG Corp.	6,400	62,945
Oyo Corp.	1,400	12,421
Pacific Golf Group International Holdings KK	67	45,958
Pacific Industrial Co., Ltd.	8,000	36,186
#Pacific Metals Co., Ltd.	13,000	97,684
#Pack Corp. (The)	1,500	22,551
*Pal Co., Ltd.	2,150	45,610
PanaHome Corp.	12,000	75,145
Panasonic Corp. Sponsored ADR	22,995	328,139
Panasonic Electric Works Co., Ltd.	10,000	126,229
Paramount Bed Co., Ltd.	2,000	44,552
Parco Co., Ltd.	9,400	82,291
Paris Miki Holdings, Inc.	1,800	14,804
#Park24 Co., Ltd.	2,100	23,424
*Penta-Ocean Construction Co., Ltd.	12,500	14,145
#Pigeon Corp.	1,400	54,281
Pilot Corp.	17	19,852
Piolax, Inc.	700	11,882
#*Pioneer Electronic Corp.	22,000	54,507
Plenus Co., Ltd.	2,800	38,186
Press Kogyo Co., Ltd.	3,000	6,566
Prima Meat Packers, Ltd.	35,000	40,494
Q.P. Corp.	3,200	36,907
Raito Kogyo Co., Ltd.	11,300	22,502
Rengo Co., Ltd.	5,000	28,066
Resona Holdings, Inc.	1,200	14,288
Resorttrust, Inc.	1,500	17,072
*Rhythm Watch Co., Ltd.	21,000	28,224
#Ricoh Co., Ltd.	10,000	135,902
Ricoh Leasing Co., Ltd.	1,900	38,855
Right On Co., Ltd.	3,000	25,480
Riken Corp.	5,000	18,132
Riken Keiki Co., Ltd.	6,300	44,921
Riken Technos Corp.	16,000	37,400
Rinnai Corp.	700	30,759
#RISA Partners, Inc.	17	13,386
Rock Field Co., Ltd.	1,200	15,944
Rohm Co., Ltd.	4,300	285,163
Roland Corp.	1,200	12,810
Roland DG Corp.	3,300	43,280
Round One Corp.	5,100	37,357

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Royal Co., Ltd.	1,700	$18,778
*Ryobi, Ltd.	27,000	69,883
Ryoden Trading Co., Ltd.	3,000	17,196
Ryohin Keikaku Co., Ltd.	900	40,509
Ryosan Co., Ltd.	4,100	97,899
Ryoyo Electro Corp.	1,800	14,725
Saibu Gas Co., Ltd.	7,000	20,024
#Saizeriya Co., Ltd.	1,400	27,011
Sakai Chemical Industry Co., Ltd.	6,000	24,293
Sakata INX Corp.	12,000	46,017
#Sakata Seed Corp.	5,500	85,997
Sala Corp.	6,500	41,522
*San-A Co., Ltd.	500	18,101
San-Ai Oil Co., Ltd.	5,000	25,726
*Sanden Corp.	25,000	72,142
Sanei-International Co., Ltd.	3,700	41,751
San-in Godo Bank, Ltd. (The)	20,000	173,905
Sankei Building Co., Ltd.	7,600	58,675
Sanken Electric Co., Ltd.	18,000	65,513
Sanki Engineering Co., Ltd.	8,000	58,758
Sankyo Co., Ltd.	600	34,272
*Sankyo-Tateyama Holdings, Inc.	15,000	14,769
Sankyu, Inc.	4,000	17,540
Sanoh Industrial Co., Ltd.	10,100	63,986
Sanshin Electronics Co., Ltd.	2,300	18,119
Santen Pharmaceutical Co., Ltd.	600	20,586
Sanwa Holdings Corp.	24,000	65,805
Sanyo Chemical Industries, Ltd.	5,000	27,985
Sanyo Denki Co., Ltd.	12,000	55,683
#Sanyo Shokai, Ltd.	5,000	16,151
Sanyo Special Steel Co., Ltd.	17,000	62,509
#Sapporo Hokuyo Holdings, Inc.	34,400	116,120
#Sapporo Holdings, Ltd.	4,000	20,886
Sato Corp.	1,200	14,608
Sato Shoji Corp.	4,500	24,121
#SBI Holdings, Inc.	1,158	212,779
Scroll Corp.	6,900	29,200
Secom Joshinetsu Co., Ltd.	200	4,083
Sega Sammy Holdings, Inc.	4,700	66,733
Seikagaku Corp.	3,900	49,249
Seiko Epson Corp.	7,500	115,940
Seiko Holdings Corp.	5,000	10,368
Seino Holdings Co., Ltd.	17,000	125,797
Seiren Co., Ltd.	5,200	34,182
Sekisui Chemical Co., Ltd.	14,000	84,680
Sekisui House, Ltd.	17,000	147,011
Sekisui Jushi Co., Ltd.	4,000	32,228
Sekisui Plastics Co., Ltd.	10,000	39,266
Senko Co., Ltd.	7,000	26,242
Senshukai Co., Ltd.	2,300	15,507
Seven & I Holdings Co., Ltd.	4,000	87,569
#Sharp Corp.	12,000	128,033
#*Shibaura Mechatronics Corp.	4,000	14,752
Shibusawa Warehouse Co., Ltd.	5,000	15,505
Shiga Bank, Ltd.	19,000	117,872
#Shikibo, Ltd.	27,000	64,501
Shikoku Bank, Ltd.	22,000	74,239
Shikoku Chemicals Corp.	7,000	45,060
#Shima Seiki Manufacturing Co., Ltd.	2,700	55,085
Shimachu Co., Ltd.	5,300	125,297
Shimadzu Corp.	4,000	27,701

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shimano, Inc.	400	$15,252
Shimizu Bank, Ltd.	400	17,244
#Shimizu Corp.	13,000	49,849
Shin Nippon Air Technologies Co., Ltd.	3,200	22,535
Shinagawa Refractories Co., Ltd.	14,000	27,206
*Shindengen Electric Manufacturing Co., Ltd.	19,000	44,959
Shin-Etsu Chemical Co., Ltd.	800	42,425
Shin-Etsu Polymer Co., Ltd.	5,700	36,785
Shinkawa, Ltd.	1,400	22,485
Shin-Keisei Electric Railway Co., Ltd.	5,000	19,791
Shinko Electric Industries Co., Ltd.	2,200	32,766
Shinko Plantech Co., Ltd.	2,700	27,589
Shinko Shoji Co., Ltd.	6,100	47,343
Shinmaywa Industries, Ltd.	10,000	36,039
#*Shinsei Bank, Ltd.	77,000	100,453
*Shinwa Kaiun Kaisha, Ltd.	11,000	30,003
Shionogi & Co., Ltd.	1,000	21,572
Ship Health Care Holdings, Inc.	70	42,726
*Shiroki Co., Ltd.	11,000	17,572
#Shizuoka Bank, Ltd.	4,000	39,744
Shizuoka Gas Co., Ltd.	7,000	54,001
Shochiku Co., Ltd.	2,000	17,574
Showa Corp.	2,200	12,831
#Showa Denko K.K	99,000	190,555
Showa Sangyo Co., Ltd.	6,000	20,055
Showa Shell Sekiyu K.K	4,400	43,335
Sinanen Co., Ltd.	4,000	21,289
Sinfonia Technology Co., Ltd.	16,000	38,227
Sintokogio, Ltd.	8,000	56,700
SKY Perfect JSAT Holdings, Inc.	172	78,648
SMC Corp.	200	22,841
#SMK Corp.	5,000	31,696
Sogo Medical Co., Ltd.	100	2,637
Sohgo Security Services Co., Ltd.	7,500	86,800
Sojitz Corp.	110,400	203,817
Sompo Japan Insurance, Inc.	34,000	198,828
Sony Corp. Sponsored ADR	13,740	403,819
Sorun Corp.	8,600	43,479
Sotoh Co., Ltd.	1,500	14,592
Square Enix Holdings Co., Ltd.	1,400	34,850
SRI Sports, Ltd.	46	42,234
SSP Co., Ltd.	4,000	21,773
Stanley Electric Co., Ltd.	3,800	74,406
Star Micronics Co., Ltd.	5,400	44,403
Starzen Corp.	7,000	18,251
#Sumida Corp.	5,400	35,703
Sumikin Bussan Corp.	12,000	26,266
Sumisho Computer Systems Corp.	3,800	60,175
Sumitomo Bakelite Co., Ltd.	25,000	117,894
Sumitomo Chemical Co., Ltd.	37,000	147,418
Sumitomo Corp.	12,900	125,229
Sumitomo Densetsu Co., Ltd.	7,100	37,081
Sumitomo Electric Industries, Ltd.	16,000	194,156
Sumitomo Forestry Co., Ltd.	12,400	95,000
*Sumitomo Heavy Industries, Ltd.	12,000	54,445
*Sumitomo Light Metal Industries, Ltd.	16,000	14,310
Sumitomo Metal Industries, Ltd.	6,000	15,329
Sumitomo Metal Mining Co., Ltd.	9,000	142,332
Sumitomo Mitsui Financial Group, Inc.	3,300	112,167
#Sumitomo Osaka Cement Co., Ltd.	43,000	75,325
Sumitomo Pipe & Tube Co., Ltd.	3,700	20,988

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Precision Products Co., Ltd.	7,000	$21,073
Sumitomo Realty & Development Co., Ltd.	1,000	18,961
Sumitomo Rubber Industries, Ltd.	1,900	17,515
Sumitomo Seika Chemicals Co., Ltd.	9,000	34,473
Sumitomo Trust & Banking Co., Ltd.	19,000	98,990
Sumitomo Warehouse Co., Ltd.	23,000	101,336
SUNX, Ltd.	9,300	32,176
Suruga Bank, Ltd.	3,000	27,104
#Suzuken Co., Ltd.	2,000	70,778
Suzuki Motor Corp.	3,000	72,588
*SWCC Showa Holdings Co., Ltd.	12,000	11,340
T. Hasegawa Co., Ltd.	3,100	47,783
Tachi-S Co., Ltd.	8,500	67,955
Tadano, Ltd.	13,000	61,560
Taihei Dengyo Kaisha, Ltd.	3,000	36,319
*Taihei Kogyo Co., Ltd.	6,000	19,358
*Taiheiyo Cement Corp.	74,000	85,915
Taiho Kogyo Co., Ltd.	1,800	13,389
Taikisha, Ltd.	3,500	44,169
Taisei Corp.	55,000	107,937
Taisho Pharmaceutical Co., Ltd.	1,000	18,227
Taiyo Nippon Sanso Corp.	2,000	22,211
Taiyo Yuden Co., Ltd.	13,000	146,267
Takachiho Electric Co., Ltd.	3,700	37,646
Takamatsu Construction Group Co., Ltd.	2,600	36,645
Takara Holdings, Inc.	6,000	36,715
Takara Standard Co., Ltd.	13,000	74,982
Takasago International Corp.	3,000	15,670
Takasago Thermal Engineering Co., Ltd.	8,000	63,515
#Takashimaya Co., Ltd.	22,000	148,335
*Takata Corp.	2,300	42,914
Takeda Pharmaceutical Co., Ltd.	2,100	83,986
Takihyo Co., Ltd.	8,000	41,979
*Tamron Co., Ltd.	1,500	16,342
*Tamura Corp.	11,000	35,561
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	34,791
*TCM Corp.	15,000	35,114
TDK Corp.	2,000	114,992
TDK Corp. Sponsored ADR	4,120	236,282
*Tecmo Koei Holdings Co., Ltd.	3,910	32,675
Teijin, Ltd.	30,000	88,170
Teikoku Tsushin Kogyo Co., Ltd.	13,000	30,043
*Tekken Corp.	42,000	36,664
#Tenma Corp.	2,100	24,590
THK Co., Ltd.	7,200	124,415
TKC Corp.	900	18,159
Toa Corp.	10,000	10,515
Toa Oil Co., Ltd.	24,000	30,780
Toagosei Co., Ltd.	26,000	90,951
#Tobu Railway Co., Ltd.	3,000	16,406
Tobu Store Co., Ltd.	1,000	3,307
TOC Co., Ltd.	13,500	63,315
Tochigi Bank, Ltd.	12,000	54,997
Toda Corp.	25,000	83,338
#Toda Kogyo Corp.	12,000	115,269
Toei Co., Ltd.	12,000	67,572
Toenec Corp.	3,000	18,148
#Toho Bank, Ltd.	22,000	73,270
Toho Co., Ltd.	1,000	3,715
Toho Gas Co., Ltd.	3,000	15,557
Toho Holdings Co., Ltd.	3,400	50,012

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toho Real Estate Co., Ltd.	5,400	$33,297
Toho Zinc Co., Ltd.	23,000	114,519
Tokai Carbon Co., Ltd.	14,000	67,576
Tokai Rika Co., Ltd.	6,500	134,235
Tokai Rubber Industries, Ltd.	4,100	48,367
Tokai Tokyo Financial Holdings, Inc.	26,000	84,263
*Token Corp.	1,110	35,006
Tokio Marine Holdings, Inc.	2,900	74,154
#*Toko, Inc.	28,000	41,241
Tokushima Bank, Ltd.	6,000	22,005
Tokushu Tokai Holdings Co., Ltd.	8,000	20,131
Tokuyama Corp.	5,000	31,418
#Tokyo Dome Corp.	17,000	53,373
Tokyo Electron, Ltd.	1,000	56,256
Tokyo Energy & Systems, Inc.	5,000	39,955
Tokyo Ohka Kogyo Co., Ltd.	5,300	102,113
Tokyo Rakutenchi Co., Ltd.	7,000	28,623
#Tokyo Rope Manufacturing Co., Ltd.	7,000	19,762
*Tokyo Seimitsu Co., Ltd.	5,800	72,841
Tokyo Steel Manufacturing Co., Ltd.	8,500	111,328
Tokyo Style Co., Ltd.	11,000	92,517
#Tokyo Tatemono Co., Ltd.	27,000	128,743
Tokyo Theatres Co., Inc.	21,000	34,975
Tokyo Tomin Bank, Ltd.	4,600	67,062
Tokyotokeiba Co., Ltd.	10,000	15,713
Tokyu Community Corp.	2,600	55,894
*Tokyu Construction Co., Ltd.	7,700	21,046
Tokyu Corp.	3,000	13,110
Tokyu Land Corp.	27,000	108,868
Toli Corp.	9,000	16,361
Tomato Bank, Ltd.	8,000	16,765
Tomoku Co., Ltd.	12,000	27,300
Tomy Co., Ltd.	6,400	56,484
Tonami Holdings Co., Ltd.	11,000	29,934
#Topcon Corp.	5,200	28,562
Toppan Printing Co., Ltd.	23,000	205,561
Topre Corp.	3,800	33,963
Topy Industries, Ltd.	28,000	54,347
Toray Industries, Inc.	6,000	34,181
Torigoe Co., Ltd.	2,100	18,707
Torii Pharmaceutical Co., Ltd.	1,800	34,774
Toshiba Machine Co., Ltd.	20,000	63,992
*Toshiba TEC Corp.	27,000	109,472
Tosho Printing Co., Ltd.	6,000	12,655
Tosoh Corp.	47,000	126,372
Totetsu Kogyo Co., Ltd.	3,000	17,614
TOTO, Ltd.	2,000	11,851
#Tottori Bank, Ltd.	6,000	17,066
*Towa Bank, Ltd.	17,000	11,139
Toyo Corp.	1,600	14,435
Toyo Engineering Corp.	4,000	13,321
Toyo Ink Manufacturing Co., Ltd.	31,000	107,819
Toyo Kanetsu K.K	10,000	16,601
Toyo Kohan Co., Ltd.	4,000	19,387
*Toyo Securities Co., Ltd.	6,000	11,816
Toyo Seikan Kaisha, Ltd.	7,200	120,959
Toyo Suisan Kaisha, Ltd.	1,000	26,167
#Toyo Tanso Co, Ltd.	300	14,829
*Toyo Tire & Rubber Co., Ltd.	24,000	45,220
Toyo Wharf & Warehouse Co., Ltd.	18,000	33,254
Toyobo Co., Ltd.	51,000	79,120

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyoda Gosei Co., Ltd.	4,300	$120,545
Toyota Auto Body Co., Ltd.	3,600	66,865
Toyota Motor Corp. Sponsored ADR	7,600	599,564
*Toyota Tsusho Corp.	9,500	135,832
*Trans Cosmos, Inc.	3,400	29,965
Trend Micro, Inc.	500	17,306
Trusco Nakayama Corp.	1,200	18,697
TS Tech Co., Ltd.	1,400	26,860
Tsubakimoto Chain Co.	11,000	47,539
Tsugami Corp.	15,000	28,195
Tsukishima Kikai Co., Ltd.	2,000	12,554
Tsumura & Co.	700	24,088
Tsuruha Holdings, Inc.	800	31,181
Tsutsumi Jewelry Co., Ltd.	1,300	30,600
TV Asahi Corp.	11	16,725
Ube Industries, Ltd.	3,000	7,731
Ube Material Industries, Ltd.	4,000	10,503
Uchida Yoko Co., Ltd.	4,000	12,017
#Ulvac, Inc.	5,300	124,623
Uni-Charm Corp.	600	57,501
Unicharm Petcare Corp.	1,400	49,474
*Uniden Corp.	4,000	9,308
Unimat Offisco Corp.	2,200	22,438
Union Tool Co.	1,100	32,079
*Unipres Corp.	2,300	31,828
United Arrows, Ltd.	6,100	62,008
*Unitika, Ltd.	71,000	55,986
UNY Co., Ltd.	14,000	103,989
#U-Shin, Ltd.	2,100	11,095
Ushio, Inc.	1,500	23,581
USS Co., Ltd.	400	24,197
Valor Co., Ltd.	5,100	43,758
VANTEC Corp.	25	34,090
*Vital Ksk Holdings, Inc.	5,300	31,660
Wacoal Corp.	6,000	72,608
Warabeya Nichiyo Co., Ltd.	1,900	23,239
Watabe Wedding Corp.	2,500	32,286
Wood One Co., Ltd.	6,000	15,404
Xebio Co., Ltd.	2,900	65,613
Yachiyo Bank, Ltd.	2,300	67,976
#Yakult Honsha Co., Ltd.	900	23,438
Yamada Denki Co., Ltd.	200	12,187
Yamagata Bank, Ltd.	20,000	95,916
Yamaguchi Financial Group, Inc.	15,000	143,312
Yamaha Corp.	13,800	142,567
#Yamaha Motor Co., Ltd.	9,500	113,128
Yamamura Glass Co., Ltd.	9,000	28,637
Yamanashi Chuo Bank, Ltd.	16,000	73,211
Yamatake Corp.	1,800	38,013
#Yamatane Corp.	11,000	15,498
Yamato Holdings Co., Ltd.	3,000	44,256
Yamato Kogyo Co., Ltd.	500	15,005
Yamazaki Baking Co., Ltd.	3,000	36,811
Yamazen Co., Ltd.	7,800	25,300
#Yaskawa Electric Corp.	15,000	117,990
Yasuda Warehouse Co., Ltd. (The)	3,400	23,143
Yellow Hat, Ltd.	3,500	33,363
Yodogawa Steel Works, Ltd.	22,000	91,050
Yokogawa Bridge Holdings Corp.	3,000	25,360
*Yokogawa Electric Corp.	17,500	141,834
Yokohama Reito Co., Ltd.	4,000	26,789

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yokohama Rubber Co., Ltd.	17,000	$74,460
Yomeishu Seizo Co., Ltd.	2,000	19,238
Yondenko Corp.	8,000	44,998
Yonekyu Corp.	1,000	10,155
Yonex Co., Ltd.	3,600	26,625
Yorozu Corp.	2,800	33,526
Yoshimoto Kogyo Co., Ltd.	1,600	23,284
#Yoshinoya Holdings Co., Ltd.	14	16,391
Yuasa Trading Co., Ltd.	26,000	24,375
Yurtec Corp.	4,000	25,240
Yushiro Chemical Industry Co., Ltd.	3,800	57,475
Zeon Corp.	30,000	136,372
Zuken, Inc.	5,900	47,698

TOTAL JAPAN		57,152,384

NETHERLANDS — (2.5%)
#Aalberts Industries NV	12,970	162,500
Accell Group NV	381	18,565
*Aegon NV	56,392	400,802
*Aegon NV ADR	7,400	52,170
*AFC Ajax NV	70	659
#Akzo Nobel NV	2,154	127,182
Arcadis NV	3,933	78,622
#ArcelorMittal NV ADR	10,232	348,093
#*ASM International NV	3,777	76,528
ASML Holding NV ADR	11,971	322,499
Brunel International NV	1,958	55,269
*Crucell NV ADR	7,100	140,225
#*Draka Holding NV	2,518	46,935
Exact Holding NV	2,291	63,164
#Fugro NV	6,305	351,179
Grontmij NV	1,470	40,464
*Heijmans NV	433	7,710
Heineken Holding NV	2,143	83,375
#Heineken NV	3,576	158,075
#Imtech NV	4,394	111,693
*ING Groep NV	15,875	206,591
#*ING Groep NV Sponsored ADR	39,000	503,100
#*InnoConcepts NV	3,357	10,816
KAS Bank NV	982	20,189
Kendrion NV	366	4,897
Koninklijke Ahold NV	12,507	157,540
Koninklijke Bam Groep NV	11,346	133,446
Koninklijke Boskalis Westminster NV	4,232	148,535
Koninklijke DSM NV	11,964	524,191
Koninklijke Ten Cate NV	1,971	46,143
Koninklijke Vopak NV	1,806	121,846
Macintosh Retail Group NV	1,465	30,095
Mediq NV	5,395	85,369
Nutreco Holding NV	2,833	142,999
#Oce NV	15,234	96,332
#*Ordina NV	690	4,269
Philips Electronics NV	22,955	576,648
Philips Electronics NV ADR	16,676	418,401
*Punch Graphix NV	5,490	12,374
#*Randstad Holdings NV	8,716	330,706
Reed Elsevier NV ADR	1,500	34,755
#SBM Offshore NV	14,493	277,552
Sligro Food Group NV	1,682	51,824
Smit Internationale NV	1,288	101,243
*SNS Reaal Groep NV	3,212	22,703

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#*Super De Boer NV	7,243	$50,714
#Telegraaf Media Groep NV	2,489	46,675
TKH Group NV	2,220	36,790
TNT NV	10,061	266,814
#*TomTom NV	14,320	136,496
#*Unit 4 Agresso NV	3,876	92,105
*USG People NV	7,557	131,479
#Wavin NV	8,920	18,403
Wolters Kluwer NV	5,735	127,851

TOTAL NETHERLANDS		7,615,600

NEW ZEALAND — (0.3%)
*AFFCO Holdings, Ltd.	38,923	10,328
Air New Zealand, Ltd.	107,191	99,388
*Auckland International Airport, Ltd.	55,388	79,678
Contact Energy, Ltd.	2,593	11,548
Fisher & Paykel Appliances Holdings, Ltd.	133,540	62,359
#Fisher & Paykel Healthcare Corp., Ltd.	30,964	68,609
#Fletcher Building, Ltd.	45,972	271,559
Infratil, Ltd.	10,356	12,040
*New Zealand Oil & Gas, Ltd.	17,546	21,447
New Zealand Refining Co., Ltd.	12,158	46,324
Nuplex Industries, Ltd.	6,786	11,918
Port of Tauranga, Ltd.	13,029	65,589
Ryman Healthcare, Ltd.	15,947	21,554
Sky City Entertainment Group, Ltd.	15,183	37,505
Sky Network Television, Ltd.	6,060	20,727
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	11,648
Tower, Ltd.	15,084	18,426
Trustpower, Ltd.	8,996	48,793

TOTAL NEW ZEALAND		919,440

NORWAY — (1.2%)
#Acergy SA	5,100	63,703
Aker Kvaerner ASA	4,300	51,691
#*Aktiv Kapital ASA	300	2,146
Atea ASA	7,000	45,946
#*Austevoll Seafood ASA	7,020	41,535
#*Blom ASA	1,630	3,510
Bonheur ASA	350	10,809
*BW Offshore, Ltd.	4,000	5,364
#*Cermaq ASA	7,200	62,608
*Copeinca ASA	2,400	16,869
*Det Norske Oljeselskap ASA (B0ZY5P6)	3,410	28,519
*Det Norske Oljeselskap ASA (B15GGN4)	64,000	50,155
#*DnB NOR ASA Series A	43,603	499,496
#*Dockwise, Ltd.	33,000	48,544
*DOF ASA	2,200	12,530
*EDB Business Partner ASA	3,200	13,706
#*Eitzen Chemical ASA	3,092	1,193
Ekornes ASA	2,840	52,325
Farstad Shipping ASA	3,400	78,867
Fred Olsen Energy ASA	450	17,372
Frontline, Ltd.	320	7,379
Ganger Rolf ASA	966	27,054
*Golar LNG, Ltd.	1,200	15,003
Kongsberg Gruppen ASA	960	13,202
#*Marine Harvest ASA	370,000	268,443
#*Norsk Hydro ASA	52,300	342,773
#*Norske Skogindustrier ASA Series A	37,500	62,263
Odfjell ASA Series A	3,500	31,169

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Orkla ASA	24,650	$227,883
*Petroleum-Geo Services ASA	27,000	254,249
*Pronova BioPharma ASA	7,500	23,265
Prosafe ASA	1,788	9,309
*Prosafe Production Public, Ltd.	15,700	35,165
*Renewable Energy Corp. ASA	5,553	33,073
*Schibsted ASA	4,894	80,433
#*SeaDrill, Ltd.	7,800	161,980
*Sevan Marine ASA	15,500	24,908
Solstad Offshore ASA	2,300	43,184
*Songa Offshore SE	7,100	35,444
SpareBanken 1 SMN	12,657	111,208
*Storebrand ASA	37,700	256,189
*Subsea 7, Inc.	5,700	79,913
Tandberg ASA Series A	2,700	72,234
*TGS Nopec Geophysical Co. ASA	17,200	260,846
Tomra Systems ASA	13,900	69,963
Veidekke ASA	3,849	29,472
Wilh. Wilhelmsen ASA	1,091	25,266
#Yara International ASA	1,580	52,230

TOTAL NORWAY		3,760,388

PORTUGAL — (0.5%)
#*Altri SGPS SA	8,148	46,791
Banco BPI SA	34,555	116,556
Banco Comercial Portugues SA	145,458	207,363
Banco Espirito Santo SA	20,341	150,128
Banif SGPS SA	7,050	13,586
Brisa SA.	7,265	71,759
Cimpor Cimentos de Portugal SA	9,436	73,541
*Finibanco Holdings SGPS SA	5,406	12,949
Galp Energia SGPS SA Series B	1,599	26,932
*Impresa Sociedade Gestora de Participacoes SA	24,471	49,020
#Jeronimo Martins SGPS SA	6,158	54,857
#*Martifer SGPS SA	5,596	30,065
#Mota-Engil SGPS SA	16,305	96,855
*Novabase SGPS SA	1,834	13,206
#Portucel-Empresa Produtora de Pasta de Papel SA	41,416	117,010
#Portugal Telecom SA	5,144	58,799
Redes Energeticas Nacionais SA	5,966	26,161
Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	11,891
Sociedade de Investimento e Gestao SGPS SA	8,887	98,311
*Sonae Industria SGPS SA	19,156	69,063
#Sonae SGPS SA	87,000	114,491
*Sonaecom SGPS SA	5,604	16,036
#*Teixeira Duarte Engenharia e Construcoes SA	10,457	16,445
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	128,028

TOTAL PORTUGAL		1,619,843

SINGAPORE — (1.2%)
Allgreen Properties, Ltd.	159,000	128,352
Bukit Sembawang Estates, Ltd.	17,000	57,870
Capitaland, Ltd.	58,500	169,643
*Chartered Semiconductor Manufacturing, Ltd.	14,060	26,066
China Aviation Oil Singapore Corp., Ltd.	54,000	41,770
City Developments, Ltd.	15,000	105,094
Comfortdelgro Corp., Ltd.	14,000	15,213
Cosco Corp. (Singapore), Ltd.	50,000	39,563
#*Creative Technology Co., Ltd.	3,750	15,824
CSE Global, Ltd.	103,000	58,122
DBS Group Holdings, Ltd.	28,500	260,991

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Delong Holdings, Ltd.	15,000	$9,067
#*Ezra Holdings, Ltd.	65,000	87,060
Fraser & Neave, Ltd.	58,000	157,914
Goodpack, Ltd.	15,000	13,555
Guocoland, Ltd.	40,000	53,826
Hi-P International, Ltd.	76,000	37,320
Ho Bee Investment, Ltd.	36,000	35,629
Hong Leong Asia, Ltd.	28,000	40,946
Hotel Properties, Ltd.	30,000	44,295
Hyflux, Ltd.	23,000	49,985
*Indofood Agri Resources, Ltd.	30,000	35,816
Jardine Cycle & Carriage, Ltd.	8,000	131,378
#Jaya Holdings, Ltd.	20,000	6,412
Keppel Corp., Ltd.	7,000	40,230
#Keppel Land, Ltd.	57,000	113,377
Keppel Telecommunications and Transportation, Ltd.	58,000	56,471
Kim Eng Holdings, Ltd.	45,000	63,651
KS Energy Services, Ltd.	68,000	53,987
Metro Holdings, Ltd.	31,000	16,703
Midas Holdings, Ltd.	116,000	67,139
MobileOne, Ltd.	11,000	13,608
Neptune Orient Lines, Ltd.	91,250	101,558
NSL, Ltd.	16,000	14,565
Olam International, Ltd.	24,000	46,070
*Overseas Union Enterprise, Ltd.	7,000	46,939
Overseas-Chinese Banking Corp., Ltd.	19,941	107,460
Pan Pacific Hotels Group, Ltd.	31,000	29,366
Parkway Holdings, Ltd.	82,000	146,208
Raffles Education Corp., Ltd.	26,553	9,323
#*SC Global Developments, Ltd.	51,000	50,678
SembCorp Industries, Ltd.	27,000	63,615
#SembCorp Marine, Ltd.	7,000	17,074
Singapore Airlines, Ltd.	6,000	57,538
*Singapore Airport Terminal Services, Ltd.	4,380	7,654
Singapore Exchange, Ltd.	4,000	22,667
Singapore Land, Ltd.	22,000	86,124
Singapore Post, Ltd.	41,000	27,519
Singapore Press Holdings, Ltd.	13,000	35,600
Singapore Telecommunications, Ltd.	13,000	26,959
SMRT Corp., Ltd.	25,000	29,812
Starhub, Ltd.	8,000	10,713
Tat Hong Holdings, Ltd.	29,000	21,237
United Engineers, Ltd.	25,000	29,569
United Industrial Corp., Ltd.	103,000	132,979
United Overseas Bank, Ltd.	4,000	47,947
UOB-Kay Hian Holdings, Ltd.	49,000	50,458
UOL Group, Ltd.	34,000	81,114
Venture Corp., Ltd.	29,000	184,999
WBL Corp., Ltd.	6,000	19,693
Wheelock Properties, Ltd.	18,000	22,351
Wilmar International, Ltd.	3,000	13,227
Wing Tai Holdings, Ltd.	44,000	51,508
*Yanlord Land Group, Ltd.	58,000	92,808

TOTAL SINGAPORE		3,732,209

SPAIN — (2.4%)
Abengoa SA.	4,872	128,405
Abertis Infraestructuras SA	4,738	100,735
Acciona SA	707	86,124
Acerinox SA	11,623	231,148
Actividades de Construccion y Servicios SA	1,883	90,415

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Almirall SA	6,115	$80,799
Amper SA	2,775	24,594
Antena 3 de Television SA	1,755	14,932
*Avanzit SA	28,433	31,589
Banco Bilbao Vizcaya SA Sponsored ADR	40,108	713,922
Banco de Sabadell SA	23,711	160,071
Banco de Valencia SA	5,645	47,836
Banco Espanol de Credito SA	4,661	58,996
Banco Guipuzcoano SA	10,255	77,151
Banco Pastor SA	15,738	117,535
Banco Popular Espanol SA	39,567	352,446
Banco Santander SA	71,865	1,156,470
Banco Santander SA Sponsored ADR	49,420	793,685
Bankinter SA	12,166	128,215
*Baron de Ley SA	967	46,916
Bolsas y Mercados Espanoles SA	4,896	163,218
Campofrio Food Group SA	1,520	15,385
Cementos Portland Valderrivas SA	490	22,640
Cia Espanola de Petroleous SA	413	14,569
Cintra Concesiones de Infraestructuras de Transporte SA	2,845	29,271
Construcciones y Auxiliar de Ferrocarriles SA	43	21,190
Criteria Caixacorp SA	29,308	142,871
Duro Felguera SA	2,202	21,888
Ebro Puleva SA	7,979	151,945
Elecnor SA	4,468	79,389
Enagas SA	4,664	95,935
*Ercros SA	4,810	9,873
Faes Farma SA	17,341	96,562
Fomento de Construcciones y Contratas SA	651	26,482
Gamesa Corporacion Tecnologica SA	1,683	30,753
Gas Natural SDG SA	2,264	45,485
Gestevision Telecinco SA	5,800	59,946
Grifols SA	2,915	47,096
Grupo Catalana Occidente SA	5,497	133,189
*Grupo Empresarial Ence SA	13,064	52,518
#Grupo Ferrovial SA	6,785	281,076
Iberdrola Renovables SA	24,746	110,000
Iberpapel Gestion SA	130	2,140
Indra Sistemas SA	1,519	35,722
*La Seda de Barcelona SA	27,495	13,708
Mapfre SA	5,709	24,465
Mecalux SA	2,319	34,885
Miquel y Costas & Miquel SA	1,261	27,165
*Natraceutical SA	16,106	10,490
*NH Hoteles SA	2,050	10,727
Obrascon Huarte Lain SA	2,613	69,428
Papeles y Cartones de Europa SA	5,475	31,063
Pescanova SA	347	12,064
*Promotora de Informaciones SA	10,539	50,261
Prosegur Cia de Seguridad SA	1,405	59,115
*Realia Business SA	39,131	105,099
Red Electrica Corporacion SA	1,329	68,642
Repsol YPF SA Sponsored ADR	8,150	216,790
*Sacyr Vallehermoso SA	8,360	126,476
Service Point Solutions SA	6,614	11,046
Sol Melia SA	1,823	16,156
*Solaria Energia y Medio Ambiente SA	8,257	30,699
#*SOS Corporacion Alimentaria SA	1,719	5,189
Tecnicas Reunidas SA	999	52,695
*Tecnocom Telecomunicaciones y Energia SA	2,844	12,068
Tubacex SA	7,713	31,866

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Tubos Reunidos SA	15,910	$48,691
Vidrala SA	1,971	53,601
Viscofan SA	2,812	73,500
Zardoya Otis SA	733	14,713
*Zeltia SA	1,898	11,219

TOTAL SPAIN		7,352,948

SWEDEN — (2.0%)
Aarhuskarlshamn AB	800	16,050
Acando AB	18,648	38,588
AF AB Series B	2,792	69,620
Alfa Laval AB	2,160	26,382
#Assa Abloy AB Series B	3,100	54,172
Axfood AB	1,350	40,281
#Axis Communications AB	1,200	12,969
#B&B Tools AB	1,800	21,050
BE Group AB	2,200	12,608
Beijer Alma AB	1,500	18,688
*Bilia AB Series A	5,411	44,004
*Billerud AB	8,600	47,645
*Biovitrum AB	7,483	62,142
Boliden AB	35,292	424,962
Cardo AB	1,782	48,051
Clas Ohlson AB Series B	2,529	47,613
Concordia Maritime AB Series B	10,317	25,429
#*D. Carnegie & Co. AB	5,500	13,804
*East Capital Explorer AB	4,716	43,022
*Electrolux AB Series B	8,200	196,545
Elekta AB Series B	6,166	116,222
#*Eniro AB	11,046	50,848
G & L Beijer AB Series B	1,494	37,627
#Getinge AB	777	14,479
#*Gunnebo AB	1,259	6,004
Hakon Invest AB	5,494	91,632
#*Haldex AB	1,200	10,367
#Hexagon AB	12,415	162,332
Hoganas AB Series B	2,862	51,778
#Holmen AB Series B	6,816	183,952
*Husqvarna AB Series A	1,778	10,472
#*Husqvarna AB Series B	10,020	63,096
Industrial & Financial Systems AB Series B	1,900	17,189
#Intrum Justitia AB	6,733	82,967
*JM AB	8,715	129,448
*LBI International AB	7,189	14,685
#Lindab International AB	4,200	44,647
*Loomis AB	4,123	44,390
#*Lundin Petroleum AB	17,970	152,213
*Meda AB Series A	24,005	217,239
Modern Times Group AB Series B	4,074	176,683
*Munters AB	2,100	14,484
NCC AB Series B	6,132	92,638
New Wave Group AB Series B	9,990	34,822
#NIBE Industrier AB	2,200	24,518
*Nobia AB	14,190	88,079
#Nordea Bank AB	46,115	494,972
OEM International AB Series B	1,100	6,484
#Oriflame Cosmetics SA SDR	875	48,459
*Pa Resources AB	13,504	52,303
#Peab AB Series B	16,411	102,826
Ratos AB	8,386	195,041
*Rezidor Hotel Group AB	18,581	59,408

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*rnb Retail & Brands AB	34,650	$33,848
#Sandvik AB	2,566	28,345
#*SAS AB	30,000	18,205
*Seco Tools AB	1,924	25,360
#Securitas AB Series B	1,170	10,917
#*Skandinaviska Enskilda Banken AB Series A	5,600	33,920
Skanditek Industrifoervaltnings AB	5,050	13,976
Skanska AB Series B	3,800	55,765
SKF AB Series B	2,200	34,837
#SSAB AB Series A	7,544	114,999
SSAB AB Series B	2,900	40,550
Svenska Cellulosa AB Series B	21,714	298,373
#Svenska Handelsbanken AB Series A	7,782	201,102
#*Swedbank AB Series A	10,229	88,118
Swedish Match AB	3,673	75,383
Tele2 AB Series B	11,236	163,774
#Telefonaktiebolaget LM Ericsson AB Series B	6,990	73,030
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	6,000	62,400
TeliaSonera AB	22,756	150,825
*Trelleborg AB Series B	21,643	131,477
Volvo AB Series A	9,295	85,840
Volvo AB Series B	21,658	205,108

TOTAL SWEDEN		6,102,081

SWITZERLAND — (5.4%)
ABB, Ltd.	6,988	129,986
ABB, Ltd. Sponsored ADR	8,820	163,435
Acino Holding AG	137	22,483
#*Actelion, Ltd.	513	28,278
Adecco SA	9,188	410,560
*Advanced Digital Broadcast Holdings SA	398	20,231
*AFG Arbonia-Forster Holding AG	197	4,204
Allreal Holding AG	749	90,506
*Also Holding AG	321	12,888
#*Aryzta AG	7,031	275,999
*Ascom Holding AG	831	8,820
Bachem Holdings AG	350	24,061
Baloise-Holding AG	4,059	347,539
Bank Coop AG	1,185	82,839
*Bank Sarasin & Cie AG Series B	2,665	106,116
Banque Cantonale de Geneve SA	110	25,656
Banque Cantonale Vaudoise	394	148,408
Banque Privee Edmond de Rothschild SA	1	26,534
Barry Callebaut AG	160	89,381
#*Basilea Pharmaceutica AG	236	19,519
Basler Kantonalbank AG	551	63,469
#Belimo Holdings AG	20	20,431
Bell Holding AG	14	21,554
Bellevue Group AG	310	12,605
Berner Kantonalbank AG	191	43,090
BKW FMB Energie AG	137	11,269
*Bobst Group AG	1,523	56,358
Bossard Holding AG	354	20,308
Bucher Industries AG	445	46,753
Burckhardt Compression Holding AG	69	10,055
Centralschweizerische Kraftwerke AG	31	10,818
Charles Voegele Holding AG	715	28,198
*Clariant AG	22,675	216,781
Compagnie Financiere Richemont SA Series A	5,585	156,346
Conzzeta AG	35	60,293
Credit Suisse Group AG	13,655	729,958

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Daetwyler Holding AG	781	$38,452
*Dufry AG	1,270	80,222
#EFG International AG	5,284	88,000
#Elektrizitaets-Gesellschaft Laufenberg AG	34	32,948
Emmi AG	135	15,899
EMS-Chemie Holding AG	653	72,553
Energiedienst Holding AG	542	29,599
Flughafen Zuerich AG	375	109,166
Forbo Holding AG	137	38,712
#Galenica Holding AG	185	63,745
GAM Holdings, Ltd.	3,229	39,394
Geberit AG	739	122,251
George Fisher AG	201	52,853
Givaudan SA	282	209,339
Gurit Holding AG	44	24,277
Helvetia Holding AG	484	154,321
#*Holcim, Ltd.	21,970	1,398,276
#*Interroll-Holding SA	121	34,706
*Julius Baer Group, Ltd.	3,229	121,556
Kaba Holding AG	127	29,395
*Kardex AG	269	8,925
Komax Holding AG	434	32,519
#Kudelski SA	5,884	120,058
#Kuehne & Nagel International AG	1,113	100,842
Kuoni Reisen Holding AG	266	90,166
*Liechtenstein Landesbank	375	24,492
#*lifeWatch AG	922	17,957
Lindt & Spruengli AG	1	25,389
#*Logitech International SA	11,683	199,429
Lonza Group AG	1,130	87,871
Luzerner Kantonalbank AG	260	66,642
Metall Zug AG	20	47,111
*Meyer Burger Technology AG	37	8,050
Mobimo Holding AG	90	14,508
Nestle SA	10,623	493,986
Nobel Biocare Holding AG	3,987	113,115
Novartis AG	552	28,745
Novartis AG ADR	11,400	592,230
#*Oerlikon Corp. AG	833	52,855
Orell Fuessli Holding AG	83	11,887
Panalpina Welttransport Holding AG	1,270	88,939
Partners Group Holdings AG	929	113,941
#Petroplus Holdings AG	8,837	192,525
Phoenix Mecano AG	85	32,062
*Precious Woods Holding AG	466	17,458
*PubliGroupe SA	305	29,205
*Rieters Holdings AG	401	89,789
Roche Holding AG Bearer	88	14,605
Roche Holding AG Genusschein	1,949	312,158
Romande Energie Holding SA	31	61,532
Schindler Holding AG	551	38,187
Schmolz + Bickenbach AG	1,217	33,112
Schulthess Group AG	625	36,170
Schweiter Technology AG	47	23,101
*Schweizerische National-Versicherungs-Gesellschaft AG	1,743	53,474
#SGS SA	32	42,745
Siegfried Holding AG	72	7,290
Sika AG	177	239,960
Sonova Holding AG	728	74,929
St. Galler Kantonalbank AG	212	96,533
Straumann Holding AG	149	35,965

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Sulzer AG	2,425	$188,812
#Swatch Group AG (7184725)	2,763	645,152
Swatch Group AG (7184736)	4,444	199,297
Swiss Life Holding AG	3,486	417,563
Swiss Prime Site AG	738	40,624
Swiss Reinsurance Co., Ltd. AG	23,898	973,141
Swisscom AG	228	82,289
Swisslog Holding AG	17,157	14,677
Syngenta AG ADR	6,500	307,645
Tecan Group AG	275	16,850
#*Temenos Group AG	568	12,964
*UBS AG	52,017	867,370
*UBS AG ADR	34,236	567,975
#Valiant Holding AG	739	145,599
Valora Holding AG	456	108,722
Vaudoise Assurances Holdings SA	25	4,514
Verwaltungs und Privat-Bank AG	247	26,405
Von Roll Holding AG	4,258	29,174
Vontobel Holdings AG	2,466	78,924
Walliser Kantonalbank AG	24	13,052
Ypsomed Holdings AG	572	36,252
Zuger Kantonalbank AG	17	69,650
Zurich Financial Services AG	6,240	1,428,914

TOTAL SWITZERLAND		16,347,415

UNITED KINGDOM — (15.7%)
A.G. Barr P.L.C.	362	4,930
Aberdeen Asset Management P.L.C.	87,090	188,547
Admiral Group P.L.C.	3,611	60,700
Aegis Group P.L.C.	55,503	99,777
Aga Rangemaster Group P.L.C.	4,074	7,708
Aggreko P.L.C.	14,312	177,888
Amec P.L.C.	11,988	157,888
Amlin P.L.C.	54,579	315,912
*Anglo American P.L.C.	48,414	1,751,769
Anglo Pacific Group P.L.C.	9,934	33,686
Anite P.L.C.	23,016	12,838
*Antisoma P.L.C.	80,939	49,736
Antofagasta P.L.C.	4,037	50,864
*Ark Therapeutics Group P.L.C.	14,764	10,640
ARM Holdings P.L.C.	60,227	146,307
Arriva P.L.C.	26,778	192,978
Ashmore Group P.L.C.	23,282	104,032
Ashtead Group P.L.C.	49,460	65,062
Associated British Foods P.L.C.	18,923	256,239
*Assura Group, Ltd. P.L.C.	23,540	11,495
Atkins WS P.L.C.	3,752	34,702
*Autonomy Corp. P.L.C.	5,241	115,232
Aveva Group P.L.C.	5,527	80,501
Aviva P.L.C.	128,562	803,920
*Axis-Shield P.L.C.	2,917	20,181
Babcock International Group P.L.C.	16,450	163,311
BAE Systems P.L.C.	37,092	190,730
Balfour Beatty P.L.C.	33,251	144,554
*Barclays P.L.C.	105,354	552,169
*Barratt Developments P.L.C.	9,178	20,821
BBA Aviation P.L.C.	46,544	117,454
Beazley P.L.C.	69,168	121,371
Bellway P.L.C.	16,102	192,589
*Berkeley Group Holdings P.L.C. (The)	9,936	138,683
BG Group P.L.C.	13,425	231,089

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
BHP Billiton P.L.C.	3,044	$82,020
Bloomsbury Publishing P.L.C.	1,196	2,452
Bodycote P.L.C.	27,311	72,972
*Bovis Homes Group P.L.C.	12,874	86,700
*BP P.L.C. Sponsored ADR	18,084	1,023,916
Braemar Shipping Services P.L.C.	617	4,401
Brewin Dolphin Holdings P.L.C.	6,746	17,711
Brit Insurance Holdings P.L.C.	35,669	121,473
*British Airways P.L.C.	62,588	185,869
Britvic P.L.C.	1,854	10,602
BSS Group P.L.C.	9,669	42,161
BT Group P.L.C.	16,974	36,375
BT Group P.L.C. Sponsored ADR	1,762	37,619
*BTG P.L.C.	18,154	56,681
Bunzl P.L.C.	7,558	82,168
Burberry Group P.L.C.	34,632	305,407
Cable & Wireless P.L.C.	114,299	271,197
Cadbury P.L.C.	5,785	73,138
Cadbury P.L.C. Sponsored ADR	1,200	60,768
*Cairn Energy P.L.C.	2,450	105,669
Capita Group P.L.C.	3,491	43,601
Capital & Regional P.L.C.	14,940	8,300
Care UK P.L.C.	8,408	48,583
Carillion P.L.C.	57,331	276,186
Carnival P.L.C.	9,773	302,977
Carnival P.L.C. ADR	800	24,784
Carpetright P.L.C.	1,405	20,225
*Carphone Warehouse Group P.L.C.	58,243	175,657
Catlin Group, Ltd.	52,696	284,531
Charter International P.L.C.	12,730	144,768
*Chaucer Holdings P.L.C.	28,011	21,187
Chemring Group P.L.C.	1,113	47,739
Chesnara P.L.C.	20,801	62,129
Chloride Group P.L.C.	13,400	35,378
*Cineworld Group P.L.C.	12,299	31,788
Clarkson P.L.C.	893	12,082
Close Brothers Group P.L.C.	17,761	204,241
Cobham P.L.C.	26,402	94,870
Collins Stewart P.L.C.	23,238	30,397
*COLT Telecom Group SA	45,938	93,256
Compass Group P.L.C.	18,474	117,162
Computacenter P.L.C.	32,517	150,655
Connaught P.L.C.	1,971	13,069
Consort Medical P.L.C.	6,807	45,131
*Cookson Group P.L.C.	32,301	192,746
Cranswick P.L.C.	5,374	61,739
Croda International P.L.C.	7,616	93,265
*CSR P.L.C.	20,882	152,419
Daily Mail & General Trust P.L.C. Series A	21,649	140,850
Dairy Crest Group P.L.C.	14,175	92,921
*Dana Petroleum P.L.C.	7,559	158,151
Davis Service Group P.L.C.	19,880	136,215
De la Rue P.L.C.	10,800	161,756
Debenhams P.L.C.	59,701	76,112
Dechra Pharmaceuticals P.L.C.	1,979	14,894
Delta P.L.C.	14,893	40,784
Development Securities P.L.C.	7,547	38,379
Devro P.L.C.	9,176	18,107
Dignity P.L.C.	1,212	11,586
Dimension Data Holdings P.L.C.	180,921	210,222
Diploma P.L.C.	14,881	40,232

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Domino Printing Sciences P.L.C.	5,985	$29,170
Drax Group P.L.C.	2,233	16,989
DS Smith P.L.C.	45,188	86,302
*DSG International P.L.C.	190,255	95,264
E2V Technologies P.L.C.	2,786	3,200
*eaga P.L.C.	12,094	28,847
*easyJet P.L.C.	22,042	129,754
Electrocomponents P.L.C.	36,851	88,394
Elementis P.L.C.	22,734	23,657
*Enterprise Inns P.L.C.	54,313	105,160
Eurasian Natural Resources Corp. P.L.C.	11,904	161,991
Evolution Group P.L.C.	45,511	122,999
Experian P.L.C.	12,300	112,402
F&C Asset Management P.L.C.	57,620	69,860
Fenner P.L.C.	16,487	43,244
Fidessa Group P.L.C.	862	16,900
Filtrona P.L.C.	26,942	73,790
Findel P.L.C.	37,002	23,643
Firstgroup P.L.C.	17,652	108,561
Forth Ports P.L.C.	4,861	88,008
*Fortune Oil P.L.C.	30,923	4,437
Friends Provident Group P.L.C.	284,063	378,726
Fuller Smith & Turner P.L.C.	1,445	11,795
G4S P.L.C.	43,228	178,528
Galliford Try P.L.C.	5,020	27,959
Game Group P.L.C.	51,287	124,455
*Gem Diamonds, Ltd.	2,003	7,550
Genus P.L.C.	4,977	54,517
*GKN P.L.C.	166,610	291,855
Go-Ahead Group P.L.C.	447	10,411
Greene King P.L.C.	23,276	150,382
Greggs P.L.C.	1,960	13,837
Halfords Group P.L.C.	19,770	126,764
Halma P.L.C.	12,698	47,385
Hampson Industries P.L.C.	20,419	24,276
*Hardy Oil & Gas P.L.C.	8,461	38,911
Hardy Underwriting Group P.L.C.	2,500	11,957
Hargreaves Lansdown P.L.C.	10,452	46,708
Hays P.L.C.	32,961	52,801
Headlam Group P.L.C.	17,739	90,081
Helical Bar P.L.C.	9,996	54,209
Helphire P.L.C.	19,432	18,275
Henderson Group P.L.C.	82,873	174,709
*Heritage Oil P.L.C.	9,169	69,549
Hikma Pharmaceuticals P.L.C.	15,446	119,382
Hill & Smith Holdings P.L.C.	8,995	47,219
Hiscox, Ltd.	42,431	222,519
HMV Group P.L.C.	14,267	25,922
Hochschild Mining P.L.C.	15,417	69,270
Holidaybreak P.L.C.	6,025	27,574
Home Retail Group P.L.C.	15,090	71,824
Homeserve P.L.C.	1,750	46,314
HSBC Holdings P.L.C. Sponsored ADR	35,757	1,980,580
Hunting P.L.C.	10,946	94,023
Huntsworth P.L.C.	25,889	28,399
ICAP P.L.C.	15,628	103,868
IG Group Holdings P.L.C.	17,324	85,664
IMI P.L.C.	15,182	107,082
Imperial Tobacco Group P.L.C.	9,893	291,541
*Inchcape P.L.C.	365,417	175,262
Informa P.L.C.	20,517	98,420

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Inmarsat P.L.C.	5,053	$46,335
*Intec Telecom Systems P.L.C.	38,090	68,222
Intercontinental Hotels Group P.L.C.	4,777	61,065
Intercontinental Hotels Group P.L.C. ADR	1,100	13,981
Intermediate Capital Group P.L.C.	35,728	148,775
International Personal Finance P.L.C.	31,376	105,419
International Power P.L.C.	146,938	610,041
Interserve P.L.C.	14,491	55,307
Intertek Group P.L.C.	1,936	39,776
Invensys P.L.C.	22,803	105,403
Investec P.L.C.	40,515	289,201
*IP Group P.L.C.	11,634	10,677
ITE Group P.L.C.	6,955	13,826
ITV P.L.C.	293,183	205,050
James Fisher & Sons P.L.C.	1,470	10,453
Jardine Lloyd Thompson Group P.L.C.	4,560	33,925
*JJB Sports P.L.C.	5,566	2,734
*JJB Sports P.L.C. Excess Application Shares	4,452	2,192
JKX Oil & Gas P.L.C.	11,009	49,510
John Menzies P.L.C.	6,307	33,617
John Wood Group P.L.C.	43,709	228,967
Johnson Matthey P.L.C.	7,738	178,201
*Johnston Press P.L.C.	268,553	123,900
*Kazakhmys P.L.C.	18,949	337,229
Kcom Group P.L.C.	53,721	35,703
Keller Group P.L.C.	9,083	106,276
Kesa Electricals P.L.C.	56,339	122,405
Kier Group P.L.C.	3,536	55,819
Kingfisher P.L.C.	225,944	825,853
Ladbrokes P.L.C.	41,541	82,753
Laird P.L.C.	20,714	49,518
*Lamprell P.L.C.	19,728	65,499
Laura Ashley Holdings P.L.C.	22,105	6,048
Lavendon Group P.L.C.	5,391	12,376
Legal & General Group P.L.C.	575,477	738,420
*Lloyds Banking Group P.L.C.	16,386	23,104
Logica P.L.C.	48,915	92,734
London Stock Exchange Group P.L.C.	14,048	195,414
*Lonmin P.L.C.	15,896	380,271
*Low & Bonar P.L.C.	7,757	4,173
Luminar Group Holdings P.L.C.	19,024	23,226
Man Group P.L.C.	50,819	257,002
Management Consulting Group P.L.C.	25,121	10,924
Marks & Spencer Group P.L.C.	27,544	154,270
Marshalls P.L.C.	18,574	28,974
Marston’s P.L.C.	28,480	40,424
McBride P.L.C.	8,048	29,370
*Mears Group P.L.C.	5,617	25,938
Meggitt P.L.C.	85,930	344,048
Melrose P.L.C.	68,439	191,091
Melrose Resources P.L.C.	10,384	58,050
Michael Page International P.L.C.	7,737	40,774
Micro Focus International P.L.C.	5,738	31,725
Millennium & Copthorne Hotels P.L.C.	18,054	99,793
*Misys P.L.C.	12,009	40,654
*Mitchells & Butlers P.L.C.	36,439	140,016
Mitie Group P.L.C.	15,705	61,440
Mondi P.L.C.	58,540	323,124
Moneysupermarket.Com Group P.L.C.	29,549	37,440
Morgan Crucible Co. P.L.C.	18,725	48,098
Morgan Sindall P.L.C.	4,844	44,800

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Mothercare P.L.C.	5,952	$56,178
Mouchel Group P.L.C.	18,593	58,018
N Brown Group P.L.C.	16,655	71,203
National Express Group P.L.C.	11,195	59,550
Next P.L.C.	2,174	63,779
Northern Foods P.L.C.	60,631	62,738
Northgate P.L.C.	2,321	8,337
Northumbrian Water Group P.L.C.	11,887	44,882
Novae Group P.L.C.	11,227	57,016
Old Mutual P.L.C.	499,092	866,235
Oxford Instruments P.L.C.	3,659	14,612
Pace P.L.C.	9,382	33,975
*PartyGaming P.L.C.	19,992	74,808
PayPoint P.L.C.	1,351	9,936
Pearson P.L.C.	12,174	165,479
Pearson P.L.C. Sponsored ADR	32,031	435,942
*Pendragon P.L.C.	72,039	34,778
Pennon Group P.L.C.	6,935	51,523
*Persimmon P.L.C.	40,209	265,093
#*Petropavlovsk P.L.C.	10,388	178,388
Phoenix IT Group, Ltd. P.L.C.	2,066	7,568
Pinewood Shepperton P.L.C.	23,611	51,267
Premier Farnell P.L.C.	15,402	36,322
*Premier Foods P.L.C.	239,106	140,191
*Premier Oil P.L.C.	5,518	106,389
*Prostrakan Group P.L.C.	11,495	20,472
Provident Financial P.L.C.	4,264	65,047
Prudential P.L.C.	68,348	620,833
Prudential P.L.C. ADR	800	14,472
*Punch Taverns P.L.C.	48,778	66,328
PV Crystalox Solar P.L.C.	19,647	21,020
PZ Cussons P.L.C.	16,088	65,803
Qinetiq P.L.C.	56,637	152,220
*Quintain Estates & Development P.L.C.	3,350	10,623
R.E.A. Holdings P.L.C.	1,822	12,428
*Rank Group P.L.C.	14,069	20,421
Rathbone Brothers P.L.C.	2,744	41,639
Reckitt Benckiser Group P.L.C.	1,065	52,904
*Redrow P.L.C.	18,167	41,764
Reed Elsevier P.L.C.	3,037	22,994
Reed Elsevier P.L.C. ADR	300	9,048
Regus P.L.C.	77,809	129,963
Renishaw P.L.C.	5,590	49,936
Rensburg Sheppards P.L.C.	844	9,496
*Rentokil Initial P.L.C.	58,573	99,539
Restaurant Group P.L.C.	6,773	20,741
Rexam P.L.C.	86,562	391,972
Ricardo P.L.C.	7,021	27,856
Rightmove P.L.C.	3,219	27,770
Rio Tinto P.L.C.	4,050	179,050
Rio Tinto P.L.C. Sponsored ADR	168	29,909
RM P.L.C.	3,077	7,368
Robert Walters P.L.C.	16,237	47,542
Robert Wiseman Dairies P.L.C.	2,421	17,730
*Rolls-Royce Group P.L.C. (3283648)	43,160	318,298
*Rolls-Royce Group P.L.C. (B3XLQZ7)	2,589,600	4,250
Rotork P.L.C.	2,973	55,320
*Royal Bank of Scotland Group P.L.C.	161,522	110,379
Royal Dutch Shell P.L.C. ADR	32,048	1,863,912
RPC Group P.L.C.	5,253	22,192
RPS Group P.L.C.	19,314	66,225

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
RSA Insurance Group P.L.C.	322,917	$639,902
SABmiller P.L.C.	11,345	297,371
Sage Group P.L.C.	58,941	205,815
Sainsbury (J.) P.L.C.	55,095	297,328
*Salamander Energy P.L.C.	14,261	57,432
Savills P.L.C.	16,656	87,399
Schroders P.L.C.	10,034	180,419
Schroders P.L.C. Non-Voting	6,442	95,105
Scott Wilson Group P.L.C.	6,813	14,342
Scottish & Southern Energy P.L.C.	7,777	137,262
*SDL P.L.C.	3,802	25,174
Senior P.L.C.	25,409	25,451
Serco Group P.L.C.	8,348	69,060
Severfield-Rowen P.L.C.	10,335	27,945
Severn Trent P.L.C.	4,142	64,522
Shanks Group P.L.C.	38,230	53,861
Shire P.L.C. ADR	1,800	95,940
SIG P.L.C.	52,283	101,745
Smith & Nephew P.L.C.	3,115	27,536
Smith & Nephew P.L.C. Sponsored ADR	1,400	61,922
Smiths Group P.L.C.	3,718	54,268
Smiths News P.L.C.	20,687	41,279
*Soco International P.L.C.	3,579	75,516
*Southern Cross Healthcare, Ltd. P.L.C.	27,167	54,622
Spectris P.L.C.	14,420	160,030
Speedy Hire P.L.C.	63,745	37,858
*Spice P.L.C.	22,470	29,320
Spirax-Sarco Engineering P.L.C.	3,460	61,739
Spirent Communications P.L.C.	45,576	68,526
*Sportech P.L.C.	2,757	2,872
Sports Direct International P.L.C.	28,039	44,766
SSL International P.L.C.	11,866	123,228
St. Ives Group P.L.C.	15,536	17,139
St. James’s Place P.L.C.	18,272	78,044
*St. Modwen Properties P.L.C.	11,934	43,854
Stagecoach Group P.L.C.	27,557	65,266
Standard Chartered P.L.C.	26,514	650,443
Standard Life P.L.C.	213,961	762,724
Sthree P.L.C.	3,972	16,362
Synergy Health P.L.C.	4,730	47,012
Tate & Lyle P.L.C.	45,004	331,311
Ted Baker P.L.C.	479	3,223
*Telecity Group P.L.C.	5,714	31,361
Tesco P.L.C.	32,190	215,234
Thomas Cook Group P.L.C.	41,950	140,478
Tomkins P.L.C.	85,562	234,731
Tomkins P.L.C. Sponsored ADR	9,900	107,712
Travis Perkins P.L.C.	19,076	235,327
Trinity Mirror P.L.C.	68,201	179,057
TUI Travel P.L.C.	8,237	31,385
Tullett Prebon P.L.C.	28,272	167,793
Tullow Oil P.L.C.	5,834	113,016
*UK Coal P.L.C.	22,752	31,976
Ultra Electronics Holdings P.L.C.	1,898	40,968
Umeco P.L.C.	12,972	58,427
United Business Media P.L.C.	12,884	97,490
United Utilities Group P.L.C.	6,798	49,010
*Vectura Group P.L.C.	28,039	39,261
Vedanta Resources P.L.C.	10,185	348,494
Victrex P.L.C.	7,594	94,522
Vitec Group P.L.C. (The)	3,225	20,088

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C. Sponsored ADR	56,540	$1,254,623
VT Group P.L.C.	12,182	108,440
Weir Group P.L.C. (The)	33,007	378,264
Wellstream Holdings P.L.C.	777	6,508
WH Smith P.LC	11,260	92,864
Whitbread P.L.C.	17,575	365,613
William Hill P.L.C.	53,872	147,923
William Morrison Supermarkets P.L.C.	102,693	470,663
Wincanton P.L.C.	8,167	29,563
*Wolfson Microelectronics P.L.C.	12,945	25,859
*Wolseley P.L.C.	18,085	365,824
WSP Group P.L.C.	9,076	44,483
Xchanging P.L.C.	18,459	67,317
*Xstrata P.L.C.	53,951	777,087
#*Yell Group P.L.C.	101,471	85,145

TOTAL UNITED KINGDOM		47,332,214

TOTAL COMMON STOCKS		260,726,696

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Fortis SA Coupons	2,546	—

DENMARK — (0.0%)
#*NeuroSearch A.S. Rights 11/09/09	870	568

GERMANY — (0.0%)
*TUI AG Rights 11/11/09	23,032	3,559

HONG KONG — (0.0%)
*First Pacific Co., Ltd. Rights 11/19/09	35,200	5,586

ITALY — (0.0%)
*Mediobanca SpA Warrants 03/18/11	5,787	—

NORWAY — (0.0%)
*Dockwise, Ltd. Rights 11/20/09	17,820	2,334

SPAIN — (0.0%)
*Pescanova SA Rights 10/22/09	173	6,021

UNITED KINGDOM — (0.0%)
*Barratt Developments P.L.C. Rights 11/03/09	11,931	26,455
*Laird P.L.C. Rights 11/13/09	10,357	6,884

TOTAL UNITED KINGDOM		33,339

TOTAL RIGHTS/WARRANTS		51,407

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,830,000 FHLMC 6.040%(r), 11/01/36, valued at $1,174,798) to be repurchased at $1,155,018	$1,155	1,155,000

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.4%)
§@DFA Short Term Investment Fund LP	38,492,317	$38,492,317
@Repurchase Agreement, Deutsche Bank Securities 0.07% 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $2,012,891) to be repurchased at $1,973,435	$1,973	1,973,423

TOTAL SECURITIES LENDING COLLATERAL		40,465,740

TOTAL INVESTMENTS — (100.0%) (Cost $247,812,128)		$302,398,843

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (84.5%)
BRAZIL — (7.4%)
Acos Villares SA	664,000	$327,929
*Acucar Guarani SA	20,100	52,372
AES Tiete SA (2440693)	101,000	1,077,310
AES Tiete SA (2441038)	98,900	1,114,422
All America Latina Logistica SA	512,400	3,760,974
American Banknote SA	49,100	489,718
*Anhanguera Educacional Participacoes SA	26,800	370,447
B2W Cia Global Do Varejo	48,000	1,391,281
Banco ABC Brasil SA	58,800	331,785
Banco Bradesco SA	333,900	5,269,312
Banco Daycoval SA	15,700	81,548
Banco do Brasil SA	143,200	2,293,183
Banco Industrial e Comercial SA	34,500	216,800
Banco Panamericano SA	32,100	120,266
Banco Pine SA	24,600	144,254
Banco Sofisa SA	79,500	250,017
Bematech SA	41,200	194,119
BM&F Bovespa SA	1,104,321	7,115,147
*Bombril SA	8,400	32,187
*BR Malls Participacoes SA	149,200	1,599,902
*BRF - Brasil Foods SA	133,253	3,212,573
#*BRF - Brasil Foods SA ADR	44,458	2,150,450
Brookfield Incorporacoes SA	68,400	259,373
Centrais Eletricas Brasileiras SA (2308445)	84,100	1,069,391
Centrais Eletricas Brasileiras SA (2311120)	93,000	1,324,574
Cia de Gas de Sao Paulo	20,600	385,899
Cia de Saneamento de Minas Gerais-Copasa	73,400	1,291,667
Cia de Saneamento do Parana	58,300	76,449
Cia Energetica de Minas Gerais	28,500	354,309
Cia Energetica de Sao Paulo	158,300	1,842,161
Cia Hering SA	9,000	105,756
Cia Vale do Rio Doce	708,190	18,051,763
Companhia de Concessoes Radoviarias	92,900	1,826,780
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	47,500	1,829,700
Companhia Siderurgica Nacional SA	42,000	1,387,364
#Companhia Siderurgica Nacional SA Sponsored ADR	142,084	4,711,505
*Cosan SA Industria e Comercio	116,600	1,234,440
CPFL Energia SA	34,900	611,186
Cremer SA	12,000	95,368
Cyrela Brazil Realty SA	292,300	3,708,506
*Diagnosticos Da America SA	53,500	1,319,582
Drogasil SA	5,000	71,668
*Duratex SA	350,655	2,428,469
*Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	93,900	1,771,286
*Empresa Brasileira de Aeronautica SA	98,400	501,608
*Empresa Brasileira de Aeronautica SA ADR	110,975	2,247,244
*Energias do Brazil SA	10,500	168,443
*Equatorial Energia SA	17,800	168,845
Eternit SA	159,600	697,616
Even Construtora e Incorporadora SA	83,974	294,595
*Ferbasa-Ferro Ligas da Bahia SA	58,000	384,230
*Fertilizantes Fosfatados SA	113,300	1,093,381
Gafisa SA	84,200	1,247,514
Gafisa SA ADR	4,800	142,992
Gerdau SA	122,800	1,404,644
*Global Village Telecom Holding SA	101,300	2,906,855
Grendene SA	102,600	459,533
*IdeiasNet SA	115,443	344,048

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Iguatemi Empresa de Shopping Centers SA	36,200	$535,314
Industrias Romi SA	57,300	404,964
#Itau Unibanco Holding SA ADR.	1,648,537	31,552,998
JBS SA	423,500	2,336,751
JHSF Participacoes SA	30,200	60,688
Light SA	109,800	1,512,742
Localiza Rent a Car SA	104,800	1,097,616
*Log-in Logistica Intermodal SA	27,900	131,771
Lojas Americanas SA	124,700	661,867
Lojas Renner SA	124,800	2,210,354
*Lupatech SA	30,500	462,971
M Dias Branco SA	28,300	610,146
*Medial Saude SA	39,600	323,706
*Mmx Mineracao e Metalicos SA	77,900	509,870
MPX Energia SA	30,000	405,143
Natura Cosmeticos SA	79,300	1,425,203
Obrascon Huarte Lain Brasil SA	24,200	384,650
OdontoPrev SA	26,700	760,107
Parana Banco SA	7,300	38,953
*Paranapanema SA	88,400	338,224
PDG Realty SA Empreendimentos e Participacoes	169,544	1,414,792
Petroleo Brasileiro SA ADR (71654V101)	637,166	25,563,100
#Petroleo Brasileiro SA ADR (71654V408)	462,510	21,377,212
*Plascar Participacoes Industriais SA	82,800	98,236
Porto Seguro SA	125,800	1,327,556
*Positivo Informatica SA	26,400	300,477
Redecard SA	40,900	600,405
Rodobens Negocios Imobiliarios SA	5,000	52,197
Rossi Residencial SA	106,200	701,127
Sao Carlos Empreendimentos e Participacoes SA	8,800	82,425
*Sao Martinho SA	65,300	641,286
*SLC Agricola SA	6,400	46,503
Souza Cruz SA	56,000	1,987,466
Sul America SA	15,500	364,271
*Tam SA	104,100	1,470,850
Tele Norte Leste Participacoes SA	41,700	939,765
Telecomunicacoes de Sao Paulo SA	40,300	891,056
*Terna Participacoes SA	14,500	302,083
*TIM Participacoes SA	112,800	354,101
Totvs SA	22,950	1,250,551
Tractebel Energia SA	131,600	1,606,154
Universo Online SA	56,900	334,307
Usinas Siderurgicas de Minas Gerais SA	53,900	1,324,858
Vivo Participacoes SA	11,478	282,780
#Vivo Participacoes SA ADR	61,953	1,502,369
*Votorantim Celulose e Papel SA	39,073	535,209
Weg Industrias SA	191,200	1,877,702

TOTAL BRAZIL		202,407,616

CHILE — (1.8%)
Aguas Andinas SA Series A	1,856,892	769,406
Banco de Chile	5,427,570	428,726
Banco de Chile Series F ADR	37,400	1,739,096
Banco de Credito e Inversiones SA Series A	70,670	2,048,701
Banco Santander Chile SA	988,793	50,208
Banco Santander Chile SA ADR	30,181	1,588,728
Banmedica SA	299,376	316,320
CAP SA	115,188	2,998,858
Cementos Bio-Bio SA	180,149	380,011
Cintac SA	149,288	64,951
Colbun SA	8,671,094	2,041,410

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
Compania Cervecerias Unidas SA	36,271	$255,554
Compania Cervecerias Unidas SA ADR	29,862	1,057,712
Compania de Consumidores de Gas Santiago SA	24,536	109,983
Compania General de Electricidad SA	225,182	1,418,653
*Compania SudAmericana de Vapores SA	1,198,402	983,753
CorpBanca SA	161,055,636	1,092,005
CorpBanca SA ADR	1,500	49,800
Cristalerias de Chile SA	58,676	665,278
Embotelladora Andina SA Series B	79,022	242,446
#Embotelladora Andina SA Series B ADR	19,133	349,177
Empresa Nacional de Electricidad SA	351,708	543,000
#Empresa Nacional de Electricidad SA Sponsored ADR	71,700	3,290,313
Empresa Nacional de Telecomunicaciones SA	136,247	1,811,743
Empresas CMPC SA	151,543	5,426,664
Empresas Copec SA	421,405	5,671,725
*Empresas Iansa SA	2,735,872	198,382
*Empresas La Polar SA	12,400	63,003
Enersis SA	1,676,555	595,912
Enersis SA Sponsored ADR	226,319	4,001,320
Farmacias Ahumada SA	62,764	134,760
Industrias Forestales SA	54,906	12,926
Lan Airlines SA	42,299	567,386
#Lan Airlines SA Sponsored ADR	113,725	1,525,052
Madeco SA	15,335,108	996,443
Masisa SA	6,026,376	893,940
*Ripley Corp. SA	59,700	45,281
S.A.C.I. Falabella SA	216,615	1,039,809
*Salfacorp SA	20,000	34,693
Sociedad Quimica y Minera de Chile SA Series B	11,313	415,275
Sociedad Quimica y Minera de Chile SA Sponsored ADR	59,200	2,175,600
*Socovesa SA	51,870	19,042
Soquimic Comercial SA	134,454	56,977
Vina Concha Y Toro SA	341,774	733,113
#Vina Concha Y Toro SA Sponsored ADR	6,450	274,770
Vina San Pedro Tarapaca SA	16,383,152	121,882

TOTAL CHILE		49,299,787

CHINA — (11.0%)
Agile Property Holdings, Ltd.	1,216,000	1,553,325
#*Air China, Ltd.	1,360,000	736,174
Ajisen China Holdings, Ltd.	395,000	332,885
Alibaba.com, Ltd.	292,500	675,397
*Aluminum Corp. of China, Ltd.	30,000	32,681
#*Aluminum Corp. of China, Ltd. ADR	210,100	5,714,720
AMVIG Holdings, Ltd.	522,000	227,340
#Angang Steel Co., Ltd.	1,021,160	1,887,457
#Anhui Conch Cement Co., Ltd.	148,000	957,610
Anhui Expressway Co., Ltd.	328,000	205,178
Anta Sports Products, Ltd.	228,000	274,048
*Anton Oilfield Services Group	106,000	11,079
*Asia Cement China Holdings Corp.	103,500	65,362
*AviChina Industry and Technology Co., Ltd.	1,164,000	375,302
Bank of China, Ltd.	17,448,000	10,033,035
Bank of Communications Co., Ltd.	3,083,000	3,690,181
Baoye Group Co., Ltd.	172,000	132,350
#*Beijing Capital International Airport Co., Ltd.	1,864,000	1,253,520
Beijing Capital Land, Ltd.	1,140,000	478,038
Beijing Enterprises Holdings, Ltd.	487,000	2,902,726
#Beijing North Star Co., Ltd.	496,000	183,122
Belle International Holdings, Ltd.	1,274,000	1,287,874
Bosideng International Holdings, Ltd.	1,770,000	313,877

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Brilliance China Automotive Holdings, Ltd.	3,386,000	$622,408
#*Byd Co., Ltd.	409,800	3,757,024
*BYD Electronic International Co., Ltd.	136,500	127,082
*Casil Energine International (Holdings), Ltd.	438,000	51,484
*Catic Shenzhen Holdings, Ltd.	156,000	44,591
*Central China Real Estate, Ltd.	145,000	39,357
Chaoda Modern Agriculture (Holdings), Ltd.	2,237,066	1,728,461
*China Aerospace International Holdings, Ltd.	1,308,600	232,281
#China Agri-Industries Holdings, Ltd.	1,684,000	1,613,103
#*China Aoyuan Property Group, Ltd.	835,000	157,322
#China Automation Group, Ltd.	360,000	227,437
China BlueChemical, Ltd.	1,109,122	588,695
China Citic Bank	3,156,000	2,354,453
China Coal Energy Co.	1,338,000	1,851,431
China Communications Construction Co., Ltd.	830,000	893,363
*China Communications Services Corp., Ltd.	1,344,618	698,981
China Construction Bank Corp.	16,648,000	14,352,768
#China COSCO Holdings Co., Ltd.	1,281,000	1,577,234
China Dongxiang Group Co.	689,000	420,970
#*China Eastern Airlines Corp., Ltd.	978,000	270,863
China Everbright International, Ltd.	1,490,000	680,316
China Everbright, Ltd.	837,400	1,978,305
#China Foods, Ltd.	1,056,000	774,108
#China Gas Holdings, Ltd.	1,770,000	707,107
*China Grand Forestry Green Resources Group, Ltd.	3,194,000	125,603
#China Green (Holdings), Ltd.	543,000	476,358
China Haidian Holdings, Ltd.	770,000	76,481
China High Speed Transmission Equipment Group Co., Ltd.	364,000	729,998
#China Life Insurance Co., Ltd. ADR	159,456	10,940,276
*China Mengniu Dairy Co., Ltd.	702,000	1,962,458
#China Merchants Bank Co., Ltd.	762,450	1,950,608
China Merchants Holdings (International) Co., Ltd.	822,000	2,626,810
*China Mining Resources Group, Ltd.	4,880,000	177,392
#China Mobile, Ltd. Sponsored ADR.	318,041	14,862,056
*China Molybdenum Co., Ltd.	967,000	795,264
China National Building Material Co., Ltd.	306,000	658,537
*China National Materials Co., Ltd.	79,000	62,605
#*China Nickel Resources Holding Co., Ltd.	478,000	85,457
*China Oil & Gas Group, Ltd.	180,000	18,255
China Oilfield Services, Ltd.	718,000	775,811
China Overseas Land & Investment, Ltd.	1,144,000	2,466,360
China Petroleum and Chemical Corp. (Sinopec)	48,000	40,587
#China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	7,432,116
China Pharmaceutical Group, Ltd.	1,110,000	623,129
#*China Power New Energy Development Co., Ltd.	2,600,000	167,708
*China Properties Group, Ltd.	525,000	159,938
*China Railway Construction Corp., Ltd.	681,000	900,955
*China Railway Group, Ltd.	1,175,000	923,546
China Rare Earth Holdings, Ltd.	1,636,000	353,947
China Resources Enterprise, Ltd.	1,222,000	4,100,442
China Resources Gas Group, Ltd.	60,000	58,063
China Resources Land, Ltd.	714,000	1,721,763
*China Resources Microelectronics, Ltd.	115,000	3,013
China Resources Power Holdings Co., Ltd.	1,068,000	2,217,935
China Shenhua Energy Co., Ltd.	786,000	3,521,138
#China Shineway Pharmaceutical Group, Ltd.	133,000	187,154
#*China Shipping Container Lines Co., Ltd.	4,050,300	1,449,509
#China Shipping Development Co., Ltd.	648,000	916,040
*China Southern Airlines Co., Ltd. ADR	33,900	486,465
China State Construction International Holdings, Ltd.	1,569,600	630,766
#*China Taiping Insurance Holdings Co., Ltd.	464,000	1,638,300

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Telecom Corp., Ltd. ADR	128,021	$5,630,364
China Travel International Investment Hong Kong, Ltd.	1,702,000	347,438
China Unicom Hong Kong, Ltd.	42,000	53,298
China Unicom Hong Kong, Ltd. ADR	497,782	6,296,942
#China Wireless Technologies, Ltd.	800,000	134,624
China Yurun Food Group, Ltd.	559,000	1,146,048
*China Zenith Chemical Group, Ltd.	440,000	10,483
#Chongqing Iron and Steel Co., Ltd.	308,000	112,966
*Chongqing Machinery & Electric Co., Ltd.	358,000	63,502
*CIMC Enric Holdings, Ltd.	140,000	69,331
*CITIC 21CN Co., Ltd.	1,604,000	48,316
CITIC Pacific, Ltd.	192,000	493,583
#*CITIC Resources Holdings, Ltd.	1,482,000	414,644
#CNOOC, Ltd. ADR	116,476	17,347,935
CNPC Hong Kong, Ltd.	3,260,000	3,408,409
*Coastal Greenland, Ltd.	90,000	7,388
Comba Telecom Systems Holdings, Ltd.	745,360	761,978
COSCO International Holdings, Ltd.	926,000	390,572
COSCO Pacific, Ltd.	1,276,000	1,765,848
#Country Garden Holdings Co.	2,153,000	825,504
Dalian Port (PDA) Co., Ltd.	532,000	193,091
#Datang International Power Generation Co., Ltd.	2,240,000	1,046,736
Denway Motors, Ltd.	6,004,000	2,873,929
Digital China Holdings, Ltd.	183,000	187,449
#Dongfang Electric Co., Ltd.	89,000	442,118
Dongfeng Motor Corp.	3,186,000	3,791,959
Dynasty Fine Wines Group, Ltd.	548,000	141,834
#*Enerchina Holdings, Ltd.	356,850	5,529
First Tractor Co., Ltd.	170,000	69,514
#Fosun International, Ltd.	1,233,500	837,057
Franshion Properties China, Ltd.	1,530,000	425,870
#*FU JI Food & Catering Services	195,000	191,221
*Fufeng Group, Ltd.	182,000	93,284
*Fushan International Energy Group, Ltd.	1,796,000	1,378,651
*GCL Poly Energy Holdings, Ltd.	196,000	49,211
#Geely Automobile Holdings, Ltd.	3,805,000	1,375,798
*Genesis Energy Holdings, Ltd.	1,325,000	37,748
Global Bio-Chem Technology Group Co., Ltd.	1,384,000	338,631
*Goldbond Group Holdings, Ltd.	40,000	2,561
Golden Eagle Retail Group, Ltd.	569,000	978,635
Goldlion Holdings, Ltd.	278,000	70,707
*GOME Electrical Appliances Holdings, Ltd.	5,412,660	1,585,530
Great Wall Motor Co., Ltd.	481,000	540,236
Great Wall Technology Co., Ltd.	296,000	93,073
Greentown China Holdings, Ltd.	198,500	287,020
Guangdong Investment, Ltd.	2,498,000	1,318,183
#Guangshen Railway Co., Ltd. Sponsored ADR	30,927	620,086
Guangzhou Investment Co., Ltd.	4,510,000	1,202,888
Guangzhou Pharmaceutical Co., Ltd.	310,000	148,765
Guangzhou R&F Properties Co., Ltd.	950,000	1,780,137
#Guangzhou Shipyard International Co., Ltd.	168,000	309,715
#GZI Transport, Ltd.	610,000	259,290
*Haier Electronics Group Co., Ltd.	1,054,000	387,486
Hainan Meilan International Airport Co., Ltd.	90,000	72,177
Haitian International Holdings, Ltd.	254,000	112,688
Harbin Power Equipment Co., Ltd.	450,000	418,023
Hengan International Group Co., Ltd.	298,000	1,918,282
Hengdeli Holdings, Ltd.	1,092,000	355,563
*Hidili Industry International Development, Ltd.	620,000	636,028
#HKC (Holdings), Ltd.	2,036,100	159,750
#*Honghua Group, Ltd.	433,000	89,601

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Hopson Development Holdings, Ltd.	192,000	$334,067
Huabao International Holdings, Ltd.	378,000	359,100
#*Huadian Power International Corp.	1,290,000	358,237
#Huaneng Power International, Inc. ADR	107,717	2,747,861
*Hunan Non-Ferrous Metal Corp., Ltd.	1,088,000	332,185
#*Industrial & Commercial Bank of China, Ltd.	21,941,000	17,456,588
#*Inspur International, Ltd.	935,000	132,627
Intime Department Store Group Co., Ltd.	686,000	480,263
Jiangsu Express Co., Ltd.	1,096,000	971,869
#Jiangxi Copper Co., Ltd.	936,000	2,120,737
Ju Teng International Holdings, Ltd.	532,000	421,269
*Kai Yuan Holdings, Ltd.	2,080,000	84,976
#Kingboard Chemical Holdings, Ltd.	128,000	515,188
Kingboard Laminates Holdings, Ltd.	377,500	262,569
#Kingdee International Software Group Co., Ltd.	984,000	212,421
#Kingsoft Corp., Ltd.	299,000	278,280
*Kingway Brewery Holdings, Ltd.	594,000	98,964
KWG Property Holding, Ltd.	915,000	655,223
*Lai Fung Holdings, Ltd.	1,035,000	34,405
#Lenovo Group, Ltd.	4,546,000	2,563,291
#Li Ning Co., Ltd.	280,000	761,440
Lianhua Supermarket Holdings Co., Ltd.	178,000	382,194
#*Lingbao Gold Co., Ltd.	282,000	102,895
*Little Sheep Group, Ltd.	122,000	69,904
#Lonking Holdings, Ltd.	1,140,000	656,634
#*Maanshan Iron & Steel Co., Ltd.	1,970,000	1,185,915
#Maoye International Holdings	404,000	106,877
*Min Xin Holdings, Ltd.	46,000	20,230
*Mingyuan Medicare Development Co., Ltd.	1,150,000	143,424
#*Minmetals Resources, Ltd.	1,328,000	351,677
Minth Group, Ltd.	230,000	238,848
*Nan Hai Corp., Ltd.	17,850,000	253,142
*Nanjing Panda Electronics Co., Ltd.	38,000	10,036
*Neo-China Land Group (Holdings), Ltd.	461,000	302,765
NetDragon Websoft, Inc.	75,000	46,315
#*New World China Land, Ltd.	361,200	143,969
New World Department Store China, Ltd.	321,000	285,657
#Nine Dragons Paper Holdings, Ltd.	301,000	428,883
*Oriental Ginza Holdings, Ltd.	37,000	13,427
*Pacific Online	229,000	53,688
Parkson Retail Group, Ltd.	431,000	697,774
#PetroChina Co., Ltd. ADR	129,733	15,573,149
#*PICC Property & Casualty Co., Ltd.	2,446,000	1,804,712
Ping An Insurance (Group) Co. of China, Ltd.	698,000	6,112,794
Poly Hong Kong Investment, Ltd.	35,000	40,048
Qingling Motors Co., Ltd.	874,000	183,666
Qunxing Paper Holdings Co., Ltd.	289,000	116,265
#*Semiconductor Manufacturing International Corp.	14,584,000	721,726
*Shandong Chenming Paper Holdings, Ltd.	96,500	67,520
Shandong Molong Petroleum Machinery Co., Ltd.	944,000	131,451
#Shanghai Electric Group Co., Ltd.	1,818,000	853,784
#Shanghai Forte Land Co., Ltd.	742,000	226,060
Shanghai Industrial Holdings, Ltd.	612,000	2,875,021
Shanghai Jin Jiang International Hotels Group Co., Ltd.	96,000	29,304
Shanghai Prime Machinery Co., Ltd.	892,000	159,876
Shenji Kunming Machine Tool Co., Ltd.	26,000	21,999
Shenzhen Expressway Co., Ltd.	132,000	63,021
Shenzhen International Holdings, Ltd.	5,135,000	359,058
Shenzhen Investment, Ltd.	1,052,000	415,685
Shenzhou International Group	267,000	284,730
Shimao Property Holdings, Ltd.	1,774,000	3,299,820

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shougang Concord International Enterprises Co., Ltd.	3,654,000	$629,161
Shui On Land, Ltd.	2,075,762	1,258,200
Sichuan Expressway Co., Ltd.	426,000	184,101
#Sichuan Xinhua Winshare Chainstore Co., Ltd.	443,000	181,110
Sino Biopharmaceutical, Ltd.	698,665	242,400
#*Sino Union Petroleum & Chemical International, Ltd.	1,210,000	103,106
SinoCom Software Group, Ltd.	482,000	53,629
#Sinofert Holdings, Ltd.	1,724,000	851,039
#Sinolink Worldwide Holdings, Ltd.	2,172,000	416,656
Sino-Ocean Land Holdings, Ltd.	2,304,832	2,238,539
Sinopec Kantons Holdings, Ltd.	592,000	211,465
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	23,988	944,168
*Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	514,769
Sinotrans, Ltd.	952,000	249,523
*Sinotruk Hong Kong, Ltd.	78,000	92,746
#Skyworth Digital Holdings, Ltd.	1,250,000	703,622
*Soho China, Ltd.	1,409,500	757,420
SPG Land Holdings, Ltd.	231,000	130,439
#*SRE Group, Ltd.	2,288,000	260,675
*Stone Group Holdings, Ltd.	1,004,000	61,534
*TCL Communication Technology Holdings, Ltd.	191,400	30,156
*TCL Multimedia Technology Holdings, Ltd.	323,200	253,134
Tencent Holdings, Ltd.	198,800	3,461,621
Tian An China Investments Co., Ltd.	465,000	284,303
Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	216,851
#Tianjin Development Holdings, Ltd.	544,000	335,946
#*Tianjin Port Development Holdings, Ltd.	476,000	176,580
Tingyi (Cayman Islands) Holding Corp.	356,000	794,320
*Tomson Group, Ltd.	224,000	101,211
#Towngas China Co., Ltd.	847,000	338,548
TPV Technology, Ltd.	1,196,000	774,106
Travelsky Technology, Ltd.	359,000	306,365
Tsingtao Brewery Co., Ltd.	192,000	780,047
*Uni-President China Holdings, Ltd.	579,000	356,473
*United Energy Group, Ltd.	1,594,000	83,835
#Vinda International Holdings, Ltd.	173,000	111,115
*Wasion Group Holdings, Ltd.	272,000	226,194
Weichai Power Co., Ltd.	195,200	1,263,103
Weiqiao Textile Co., Ltd.	573,000	399,796
Xiamen International Port Co., Ltd.	1,136,000	210,996
Xinao Gas Holdings, Ltd.	618,000	1,324,341
#Xingda International Holdings, Ltd.	810,000	403,155
#Xinjiang Xinxin Mining Industry Co., Ltd.	490,000	260,177
#*Xiwang Sugar Holdings Co., Ltd.	498,005	116,507
XTEP International Holdings, Ltd.	64,500	30,741
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	2,532,150
*Zhaojin Mining Industry Co., Ltd.	51,000	89,290
Zhejiang Expressway Co., Ltd.	2,008,000	1,710,430
*Zhejiang Glass Co., Ltd.	192,000	50,497
Zhong An Real Estate, Ltd.	308,000	116,838
Zijin Mining Group Co., Ltd.	1,352,000	1,308,652
#ZTE Corp.	209,300	1,163,761

TOTAL CHINA		301,261,539

CZECH REPUBLIC — (0.6%)
CEZ A.S.	117,917	5,806,726
Komercni Banka A.S.	24,293	4,763,877
Pegas Nonwovens SA	6,000	140,945
Phillip Morris CR A.S.	839	403,351
Telefonica 02 Czech Republic A.S.	161,788	3,811,902

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CZECH REPUBLIC — (Continued)
*Unipetrol A.S.	161,779	$1,207,818

TOTAL CZECH REPUBLIC		16,134,619

HUNGARY — (1.1%)
#*Danubius Hotel & Spa NYRT	6,194	114,141
Egis Gyogyszergyar NYRT	9,429	994,016
#EMASZ RT	1,045	118,117
*FHB Mortgage Bank NYRT	15,280	100,340
#*Fotex Holding SE Co., Ltd.	71,030	158,096
Magyar Telekom Telecommunications P.L.C.	351,016	1,513,287
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	39,279	840,571
*MOL Hungarian Oil & Gas NYRT	83,994	7,017,209
#*OTP Bank NYRT	488,536	13,737,383
#*Pannonplast NYRT	42,550	175,646
#*RABA Automotive Holding NYRT	15,268	56,382
#Richter Gedeon NYRT	21,799	4,539,898
Zwack Unicum NYRT	611	48,626

TOTAL HUNGARY		29,413,712

INDIA — (10.5%)
*3M India, Ltd.	2,635	93,225
Aban Offshore, Ltd.	14,304	382,626
*ACC, Ltd.	87,539	1,378,248
Adani Enterprises, Ltd.	86,478	1,304,540
Aditya Birla Nuvo, Ltd.	67,681	1,124,478
Agro Tech Foods, Ltd.	8,888	45,893
*AIA Engineering, Ltd.	28,704	189,975
Ajmera Realty & Infra India, Ltd.	9,445	45,800
Alembic, Ltd.	89,566	84,670
Allahabad Bank, Ltd.	243,520	612,156
Alok Industries, Ltd.	489,014	197,775
Alstom Projects India, Ltd.	36,976	410,368
Ambuja Cements, Ltd.	1,014,625	1,900,652
Amtek Auto, Ltd.	218,223	799,365
Andhra Bank	245,445	580,676
Ansal Properties & Infrastructure, Ltd.	64,986	87,998
Apollo Hospitals Enterprise, Ltd.	88,872	1,000,323
Apollo Tyres, Ltd.	253,901	255,846
*Aptech, Ltd.	48,077	183,237
*Arvind Mills, Ltd.	202,209	144,642
*Asahi India Glass, Ltd.	65,517	91,995
Asea Brown Boveri India, Ltd.	54,769	885,727
Ashok Leyland, Ltd.	1,260,038	1,199,286
*Asian Hotels, Ltd.	10,213	91,043
Asian Paints, Ltd.	32,555	1,125,350
Aurobindo Pharma, Ltd.	76,912	1,213,649
Automotive Axles, Ltd.	5,791	34,167
Aventis Pharma, Ltd.	10,597	352,955
Axis Bank, Ltd.	273,371	5,206,806
Bajaj Auto Finance, Ltd.	18,427	98,689
Bajaj Auto, Ltd.	37,829	1,116,080
Bajaj Finserv, Ltd.	19,633	127,306
Bajaj Hindusthan, Ltd.	145,932	602,186
Bajaj Holdings & Investment, Ltd.	71,114	730,184
Balaji Telefilms, Ltd.	32,965	40,035
Ballarpur Industries, Ltd.	635,218	295,846
Balmer Lawrie & Co., Ltd.	8,790	88,467
Balrampur Chini Mills, Ltd.	405,795	1,271,077
Bank of Maharashtra, Ltd.	245,477	222,935
Bank of Rajasthan, Ltd.	93,423	154,988
Bannari Amman Sugars, Ltd.	3,050	76,920

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Bata India, Ltd.	37,095	$132,184
BEML, Ltd.	27,238	533,893
Bengal & Assam Co., Ltd.	1,023	3,050
Berger Paints India, Ltd.	159,190	188,373
Bharat Electronics, Ltd.	22,034	668,433
Bharat Forge, Ltd.	181,388	949,432
Bharat Heavy Electricals, Ltd.	80,174	3,748,373
Bharati Shipyard, Ltd.	14,379	47,581
Bharti Airtel, Ltd.	598,130	3,688,470
Bhushan Steel & Strips, Ltd.	32,812	797,432
Biocon, Ltd.	109,996	571,708
Birla Corp., Ltd.	47,059	296,376
Blue Dart Express, Ltd.	6,396	72,481
Blue Star, Ltd.	30,792	214,397
Bombay Dyeing & Manufacturing Co., Ltd.	16,656	134,234
Bombay Rayon Fashions, Ltd.	63,249	248,995
Bosch, Ltd.	8,653	774,095
Britannia Industries, Ltd.	10,778	375,650
Cadila Healthcare, Ltd.	64,749	770,933
*Cairn India, Ltd.	278,227	1,541,129
Carborundum Universal, Ltd.	53,283	155,297
CCL Products (India), Ltd.	4,124	13,466
Century Textiles & Industries, Ltd.	60,065	558,525
CESC, Ltd.	101,207	791,630
Chambal Fertilizers & Chemicals, Ltd.	300,485	298,910
*Chemplast Sanmar, Ltd.	224,492	42,375
*Chennai Petroleum Corp., Ltd.	63,829	285,045
Cipla, Ltd.	304,054	1,845,325
City Union Bank, Ltd.	224,740	127,606
Clariant Chemicals (India), Ltd.	4,264	33,520
CMC, Ltd.	6,389	167,301
Colgate-Palmolive (India), Ltd.	38,162	565,618
Coromandel International, Ltd.	94,897	425,902
Corporation Bank	53,217	476,970
Cranes Software International, Ltd.	64,637	52,562
Crisil, Ltd.	2,975	262,857
Crompton Greaves, Ltd.	111,995	899,345
Cummins India, Ltd.	85,912	678,962
Dabur India, Ltd.	128,674	412,282
Dalmia Cement (Bharat), Ltd.	22,766	69,075
DCM Shriram Consolidated, Ltd.	101,063	108,780
Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	103,450
*Dish TV (India), Ltd.	104,302	76,045
*Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	217,287
Divi’s Laboratories, Ltd.	54,150	606,869
DLF, Ltd.	175,169	1,361,322
Dr. Reddy’s Laboratories, Ltd.	118,007	2,521,484
#Dr. Reddy’s Laboratories, Ltd. ADR	60,800	1,321,184
E.I.D. - Parry (India), Ltd.	57,072	370,046
Edelweiss Capital, Ltd.	18,990	186,123
Eicher Motors, Ltd.	13,232	139,089
EIH, Ltd.	221,463	573,884
Elder Pharmaceuticals, Ltd.	8,586	48,442
Electrosteel Casings, Ltd.	124,739	106,845
Elgi Equipments, Ltd.	23,578	35,744
Esab India, Ltd.	9,613	92,705
*Escorts, Ltd.	48,967	108,805
*Essar Oil, Ltd.	268,487	753,086
Essel Propack, Ltd.	64,950	57,538
*Eveready Industries (India), Ltd.	30,440	37,278
Everest Kanto Cylinder, Ltd.	54,560	159,005

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Exide Industries, Ltd.	338,304	$700,267
FAG Bearings (India), Ltd.	11,829	120,521
FDC, Ltd.	127,472	153,217
Federal Bank, Ltd.	280,724	1,412,342
Financial Technologies (India), Ltd.	44,211	1,095,461
Finolex Cables, Ltd.	94,015	101,318
Finolex Industries, Ltd.	71,512	72,003
*Fortis Healthcare, Ltd.	133,669	286,225
GAIL India, Ltd.	244,078	1,793,623
*Gammon India, Ltd.	113,601	547,382
Geodesic, Ltd.	101,821	239,620
*GHCL, Ltd.	44,954	36,363
Gillette India, Ltd.	8,542	218,054
Gitanjali Gems, Ltd.	87,137	210,710
GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	533,692
GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	627,830
Glenmark Pharmaceuticals, Ltd.	53,290	251,567
*GMR Infrastructure, Ltd.	1,033,464	1,332,845
Godfrey Phillips India, Ltd.	3,952	145,777
Godrej Consumer Products, Ltd.	96,756	554,011
Godrej Industries, Ltd.	140,907	528,193
*Goetze (India), Ltd.	8,529	21,047
Graphite India, Ltd.	68,222	90,401
Grasim Industries, Ltd.	28,007	1,288,935
Great Eastern Shipping Co., Ltd.	139,363	702,788
Great Offshore, Ltd.	45,545	494,946
Greaves Cotton, Ltd.	18,476	79,222
*GTL Infrastructure, Ltd.	351,403	223,619
GTL, Ltd.	91,093	642,466
Gujarat Alkalies & Chemicals, Ltd.	38,986	94,065
Gujarat Ambuja Exports, Ltd.	93,019	41,290
Gujarat Fluorochemicals, Ltd.	52,434	152,704
Gujarat Gas Co., Ltd.	57,380	247,545
Gujarat Industries Power Co., Ltd.	43,436	99,102
Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	169,362
Gujarat State Fertilizers & Chemicals, Ltd.	44,440	166,628
*Gujarat State Petronet, Ltd.	79,600	135,736
*GVK Power & Infrastructure, Ltd.	557,811	518,998
H.E.G., Ltd.	23,274	125,793
HCL Infosystems, Ltd.	185,224	599,282
HCL Technologies, Ltd.	339,023	2,171,160
HDFC Bank, Ltd.	165,930	5,652,933
*HeidelbergCement India, Ltd.	87,234	65,758
Hero Honda Motors, Ltd. Series B	87,726	2,897,592
Hexaware Technologies, Ltd.	126,799	204,541
*Hikal, Ltd.	4,307	31,068
*Himachal Futuristic Communications, Ltd.	689,021	150,150
Hindalco Industries, Ltd.	545,066	1,393,922
Hinduja Global Solutions, Ltd.	10,967	120,638
Hinduja Ventures, Ltd.	10,967	69,976
Hindustan Construction Co., Ltd.	226,522	596,380
*Hindustan Oil Exploration Co., Ltd.	36,601	222,170
Hindustan Unilever, Ltd.	297,109	1,772,905
*Honeywell Automation India, Ltd.	3,195	129,235
Hotel Leelaventure, Ltd.	217,449	155,984
*Housing Development & Infrastructure, Ltd.	8,800	58,315
HSIL, Ltd.	5,928	6,591
*HT Media, Ltd.	9,600	26,718
ICI India, Ltd.	22,181	270,081
ICICI Bank, Ltd. Sponsored ADR	396,338	12,464,830
ICSA (India), Ltd.	43,239	163,270

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
IDBI Bank, Ltd.	434,897	$1,042,406
*Idea Cellular, Ltd.	580,099	634,099
India Cements, Ltd.	392,914	912,118
India Infoline, Ltd.	252,031	679,504
Indiabulls Financial Services, Ltd.	318,991	1,118,219
*Indiabulls Real Estate, Ltd.	226,393	1,182,858
Indiabulls Securities, Ltd.	105,042	101,477
*Indian Bank	165,968	544,856
Indian Hotels Co., Ltd.	718,238	1,115,779
Indian Oil Corp., Ltd.	31,316	208,406
Indian Overseas Bank	165,254	351,989
*Indo Rama Synthetics (India), Ltd.	52,177	34,155
Indoco Remedies, Ltd.	2,538	13,444
IndusInd Bank, Ltd.	300,114	735,481
INEIS ABS India, Ltd.	17,327	59,912
*Info Edge India, Ltd.	4,707	70,573
*Infomedia 18, Ltd.	10,442	16,035
Infosys Technologies, Ltd.	225,217	10,455,397
Infosys Technologies, Ltd. Sponsored ADR	11,946	549,516
*Infotech Enterprises, Ltd.	17,652	88,664
Infrastructure Development Finance Co., Ltd.	1,312,085	4,049,012
ING Vysya Bank, Ltd.	18,000	107,529
Ingersoll-Rand India, Ltd.	4,300	27,446
Ipca Laboratories, Ltd.	15,138	290,002
IRB Infrastructure Developers, Ltd.	176,253	858,434
*Ispat Industries, Ltd.	145,697	57,384
ITC, Ltd.	753,948	4,065,172
IVRCL Infrastructures & Projects, Ltd.	257,162	1,872,994
J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	49,390
Jain Irrigation Systems, Ltd.	74,137	1,201,026
Jaiprakash Associates, Ltd.	1,033,847	4,551,747
Jaiprakash Hydro Power, Ltd.	318,329	421,683
Jammu & Kashmir Bank, Ltd.	32,894	390,804
JBF Industries, Ltd.	35,709	65,492
*Jet Airways (India), Ltd.	38,723	307,592
Jindal Poly Films, Ltd.	15,442	95,810
Jindal Saw, Ltd.	46,470	678,774
Jindal Steel & Power, Ltd.	381,288	5,127,249
*JSL, Ltd.	85,928	178,966
JSW Steel, Ltd.	163,358	2,588,614
Jubilant Organosys, Ltd.	84,709	418,256
Jyoti Structures, Ltd.	54,390	152,414
K.S.B. Pumps, Ltd.	6,634	52,506
*Kalpataru Power Transmission, Ltd.	14,879	291,246
Karnataka Bank, Ltd.	166,671	457,595
Karur Vysya Bank, Ltd.	30,439	250,707
KEC International, Ltd.	12,355	142,649
Kesoram Industries, Ltd.	41,828	298,685
Kirloskar Oil Engines, Ltd.	111,764	297,052
Kotak Mahindra Bank, Ltd.	193,639	2,894,279
Koutons Retail India, Ltd.	12,449	90,761
KPIT Cummins Infosystems, Ltd.	39,860	66,531
KS Oils, Ltd.	397,063	533,815
Lakshmi Machine Works, Ltd.	4,604	130,995
*Lanco Infratech, Ltd.	98,578	1,009,983
*Landmark Property Development Co., Ltd.	60,497	6,491
Larsen & Toubro, Ltd.	125,806	4,150,463
LIC Housing Finance, Ltd.	106,329	1,662,341
Lupin, Ltd.	32,010	829,458
*Madras Cements, Ltd.	151,890	343,700
Mahanagar Telephone Nigam, Ltd.	169,312	245,798

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
#Mahanagar Telephone Nigam, Ltd. ADR	32,600	$94,866
Maharashtra Scooters, Ltd.	2,000	7,476
Maharashtra Seamless, Ltd.	60,538	418,219
*Mahindra & Mahindra Financial Services, Ltd.	21,000	111,008
Mahindra & Mahindra, Ltd.	292,151	5,653,087
Mahindra Lifespace Developers, Ltd.	19,591	132,570
Mangalore Refinery & Petrochemicals, Ltd.	811,929	1,270,699
Marico, Ltd.	189,680	390,419
Maruti Suzuki India, Ltd.	79,301	2,343,086
Mastek, Ltd.	25,667	158,753
*MAX India, Ltd.	218,858	819,231
Mercator Lines, Ltd.	237,729	239,749
Merck, Ltd.	6,714	74,096
Micro Inks, Ltd.	1,512	12,672
Monnet Ispat, Ltd.	32,813	257,630
Monsanto India, Ltd.	4,435	141,529
Moser Baer (India), Ltd.	178,934	283,848
Motherson Sumi Systems, Ltd.	99,562	235,044
MphasiS, Ltd.	88,985	1,266,586
MRF, Ltd.	2,157	240,464
Mukta Arts, Ltd.	2,950	2,938
Mundra Port & Special Economic Zone, Ltd.	87,302	919,997
Nagarjuna Construction Co., Ltd.	363,577	1,124,075
*Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	128,279
Nahar Poly Films, Ltd.	15,371	6,968
Nahar Spinning Mills, Ltd.	14,892	17,966
Navneet Publications (India), Ltd.	126,875	103,589
NIIT Technologies, Ltd.	35,350	101,044
NIIT, Ltd.	131,535	165,121
Nirma, Ltd.	70,348	261,121
NOCIL, Ltd.	79,587	38,101
Nucleus Software Exports, Ltd.	12,516	27,855
OCL India, Ltd.	23,518	54,172
*OnMobile Global, Ltd.	27,252	208,562
Opto Circuits India, Ltd.	128,992	539,408
*Oracle Financial Services Software, Ltd.	49,350	2,205,045
Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	171,769
Orient Paper & Industries, Ltd.	70,870	64,375
Oriental Bank of Commerce	48,000	242,701
*Panacea Biotec, Ltd.	39,979	125,341
Pantaloon Retail India, Ltd.	8,100	53,354
*Pantaloon Retail India, Ltd. Class B	810	3,964
*Parsvnath Developers, Ltd.	25,172	55,504
Patel Engineering, Ltd.	27,146	258,334
Patni Computer Systems, Ltd.	122,244	1,144,396
Patni Computer Systems, Ltd. ADR	16,659	320,686
Petronet LNG, Ltd.	682,746	929,834
Pidilite Industries, Ltd.	95,780	331,794
Piramal Healthcare, Ltd.	103,940	839,415
*Piramal Life Sciences, Ltd.	8,631	14,383
Polaris Software Lab, Ltd.	59,814	196,936
Praj Industries, Ltd.	86,072	151,371
*Prakash Industries, Ltd.	43,255	122,374
Prism Cements, Ltd.	160,404	135,044
Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	110,623
PSL, Ltd.	23,485	69,001
PTC India, Ltd.	353,271	754,190
Punj Lloyd, Ltd.	279,849	1,188,131
*PVP Ventures, Ltd.	8,856	7,484
Radico Khaitan, Ltd.	41,971	100,494
Rain Commodities, Ltd.	25,235	79,284

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Rallis India, Ltd.	8,513	$160,987
*Ranbaxy Laboratories, Ltd.	153,955	1,268,118
*Raymond, Ltd.	60,130	230,491
REI Agro, Ltd.	146,770	138,562
Rei Six Ten Retail, Ltd.	55,035	170,705
Reliance Capital, Ltd.	170,632	2,668,421
Reliance Communications, Ltd.	858,243	3,165,221
Reliance Energy, Ltd.	132,250	2,932,186
Reliance Industrial Infrastructure, Ltd.	5,844	105,251
*Reliance Industries, Ltd.	690,546	27,939,425
*Reliance Media World, Ltd.	23,621	5,080
*Reliance MediaWorks, Ltd.	23,621	125,092
*Reliance Natural Resources, Ltd.	569,449	763,271
*Reliance Power, Ltd.	706,187	2,061,457
Rolta India, Ltd.	183,426	666,288
Ruchi Soya Industries, Ltd.	178,388	297,911
*S.Kumars Nationwide, Ltd.	192,600	169,786
Satyam Computer Services, Ltd.	538,448	1,164,729
*SEAMEC, Ltd.	15,622	66,726
Sesa Goa, Ltd.	590,180	3,729,375
Shree Cement, Ltd.	14,509	473,014
*Shree Precoated Steels, Ltd.	22,037	9,127
*Shree Renuka Sugars, Ltd.	81,000	317,117
Shriram Transport Finance Co., Ltd.	110,106	913,330
Siemens India, Ltd.	66,885	722,854
SKF India, Ltd.	26,925	153,436
Solectron Centum Electronics, Ltd.	2,779	3,341
Sonata Software, Ltd.	72,784	51,501
South India Bank, Ltd.	153,751	427,241
*Spice Communications, Ltd.	5,567	6,307
SREI Infrastructure Finance, Ltd.	142,460	213,715
SRF, Ltd.	33,988	132,306
State Bank of India, Ltd.	38,129	1,759,258
Sterling Biotech, Ltd.	166,520	318,113
#Sterlite Industries (India), Ltd. ADR	110,900	1,748,893
Sterlite Industries (India), Ltd. Series A	133,272	2,155,127
Sterlite Technologies, Ltd.	30,427	178,529
*Strides Arcolab, Ltd.	16,893	55,881
*Sun Pharma Advanced Research Co., Ltd.	123,600	210,367
Sun Pharmaceuticals Industries, Ltd.	57,867	1,687,584
Sun TV Network, Ltd.	75,061	496,615
Sundaram-Clayton, Ltd.	3,760	8,311
Sundram Fastners, Ltd.	105,224	104,156
Supreme Industries, Ltd.	6,900	44,972
*Suzlon Energy, Ltd.	697,879	975,601
Swaraj Engines, Ltd.	1,260	8,030
Syndicate Bank	274,612	500,834
Taj GVK Hotels and Resorts, Ltd.	27,604	68,901
Tanla Solutions, Ltd.	100,638	125,446
Tata Chemicals, Ltd.	141,685	783,950
#Tata Communications, Ltd. ADR	10,900	166,007
Tata Consultancy Services, Ltd.	261,370	3,463,281
Tata Elxsi, Ltd.	12,000	39,258
Tata Investment Corp., Ltd.	12,815	118,295
Tata Motors, Ltd.	337,869	3,983,722
Tata Power Co., Ltd.	59,705	1,683,917
Tata Steel, Ltd.	198,709	1,964,142
Tata Tea, Ltd.	69,735	1,266,175
*Tata Teleservices Maharashtra, Ltd.	1,004,165	560,708
*Tech Mahindra, Ltd.	72,118	1,410,636
*Teledata Marine Solutions	39,608	28,885

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Texmaco, Ltd.	79,270	$212,182
Thermax, Ltd.	48,870	542,209
Thomas Cook (India), Ltd.	102,590	116,595
Titan Industries, Ltd.	16,825	443,996
Torrent Pharmaceuticals, Ltd.	44,919	310,522
Torrent Power, Ltd.	137,166	815,242
Trent, Ltd.	9,713	137,482
Triveni Engineering & Industries, Ltd.	168,022	361,464
Tube Investments of India, Ltd.	98,973	124,099
Tulip Telecom, Ltd.	13,913	270,748
TVS Motor Co., Ltd.	101,084	114,962
UCO Bank	299,000	316,911
Unichem Laboratories, Ltd.	18,017	96,957
Union Bank of India, Ltd.	169,531	935,107
Unitech, Ltd.	315,371	540,355
United Phosphorus, Ltd.	446,585	1,354,344
United Spirits, Ltd.	59,944	1,349,905
Usha Martin, Ltd.	143,845	190,769
Vardhman Textiles, Ltd.	26,377	84,560
Varun Shipping Co., Ltd.	91,874	103,407
Videocon Industries, Ltd.	142,310	664,214
Videsh Sanchar Nigam, Ltd.	46,062	377,075
Vijaya Bank, Ltd.	154,061	141,869
Voltas, Ltd.	157,257	521,970
WABCO-TVS (India), Ltd.	6,924	63,714
*Welspun Global Brands, Ltd.	3,685	1,648
*Welspun India, Ltd.	36,850	64,588
*Welspun Investments, Ltd.	1,842	824
Welspun-Gujarat Stahl Rohren, Ltd.	178,079	955,847
Wipro, Ltd.	211,586	2,704,444
*Wire & Wireless India, Ltd.	189,558	65,512
*Wockhardt, Ltd.	70,880	254,278
Wyeth, Ltd.	13,354	195,741
*Yes Bank, Ltd.	180,501	892,644
*Zandu Pharmaceutical Works, Ltd. (The)	325	61,747
Zee Entertainment Enterprises, Ltd.	454,436	2,204,116
Zee News, Ltd.	82,009	89,307
Zensar Technologies, Ltd.	11,384	56,587
Zuari Industries, Ltd.	19,017	161,443
Zydus Wellness, Ltd.	17,266	62,181

TOTAL INDIA		288,113,472

INDONESIA — (2.3%)
PT Aneka Tambang Tbk	6,204,500	1,441,879
PT Asahimas Flat Glass Tbk	126,500	23,717
PT Astra Agro Lestari Tbk	318,000	705,952
PT Astra International Tbk	2,085,000	6,708,063
*PT Bakrie & Brothers Tbk	51,647,250	524,400
*PT Bakrieland Development Tbk	40,544,500	1,138,513
*PT Bank Bukopin Tbk	855,000	33,880
PT Bank Central Asia Tbk	8,604,000	4,051,639
PT Bank Danamon Indonesia Tbk	3,173,818	1,480,606
PT Bank Mandiri Persero Tbk	9,385,000	4,503,437
*PT Bank Negara Indonesia Persero Tbk	500,000	94,840
*PT Bank Pan Indonesia Tbk	13,569,000	1,089,386
PT Bank Rakyat Indonesia Tbk	4,395,000	3,198,230
PT Berlian Laju Tanker Tbk	6,697,333	489,389
PT Bhakti Investama Tbk	8,600,850	171,123
*PT Bisi International Tbk	2,615,000	457,361
PT Budi Acid Jaya Tbk	2,800,500	69,569
PT Bumi Resources Tbk	18,019,500	4,337,970

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Central Proteinaprima Tbk	21,961,000	$151,177
*PT Charoen Pokphand Indonesia Tbk	1,972,832	411,464
*PT Ciputra Development Tbk	5,142,962	332,451
*PT Ciputra Surya Tbk	2,291,000	134,186
PT Citra Marga Nusaphala Persada Tbk	2,369,000	208,530
*PT Davomas Adabi Tbk	4,583,000	35,032
*PT Delta Dunia Petronda Tbk	4,235,000	801,883
*PT Energi Mega Persada Tbk	10,264,500	296,823
*PT Gajah Tunggal Tbk	540,000	22,810
*PT Global Mediacom Tbk	10,549,000	238,835
PT Gudang Garam Tbk	1,029,000	1,513,694
*PT Hanson International Tbk	13,121,500	68,699
*PT Holcim Indonesia Tbk	5,661,000	941,259
*PT Indah Kiat Pulp and Paper Corp. Tbk	4,051,000	749,605
*PT Indo Tambangraya Megah Tbk	434,500	1,013,182
PT Indocement Tunggal Prakarsa Tbk	1,414,000	1,610,075
PT Indofood Sukses Makmur Tbk	10,975,500	3,468,685
PT Indosat Tbk	228,500	121,375
#PT Indosat Tbk ADR	16,676	441,914
*PT International Nickel Indonesia Tbk	4,261,000	1,765,800
*PT Intiland Development Tbk	1,077,000	82,599
PT Jasa Marga Tbk	5,132,000	946,621
PT Jaya Real Property Tbk	352,500	26,022
PT Kalbe Farma Tbk	7,953,500	997,489
*PT Kawasan Industry Jababeka Tbk	16,829,000	203,930
*PT Lippo Karawaci Tbk	20,895,750	1,413,475
*PT Matahari Putra Prima Tbk	3,583,400	330,523
PT Mayorah Indah Tbk	680,500	208,740
PT Medco Energi International Tbk	3,586,500	1,002,370
*PT Mitra Adiperkasa Tbk	1,232,500	66,323
*PT Panin Insurance Tbk	3,559,000	82,288
*PT Panin Life Tbk	18,335,500	236,356
*PT Perusahaan Gas Negara Tbk	400,000	148,834
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	835,500	666,173
PT Ramayana Lestari Sentosa Tbk	6,168,000	357,908
PT Samudera Indonesia Tbk	117,000	49,588
PT Semen Gresik Tbk	1,526,500	1,078,783
*PT Sumalindo Lestari Jaya Tbk	857,000	38,841
PT Summarecon Agung Tbk	4,136,532	246,485
*PT Suryainti Permata Tbk	3,098,000	33,785
*PT Tambang Batubara Bukit Asam Tbk	50,000	77,894
PT Telekomunikasi Indonesia Tbk	1,289,000	1,109,976
PT Telekomunikasi Indonesia Tbk Sponsored ADR	135,996	4,611,624
PT Timah Tbk	4,810,000	960,578
PT Trias Sentosa Tbk	2,750,000	60,299
PT Trimegah Sec Tbk	5,343,500	100,715
*PT Truba Alam Manunggal Engineering Tbk	10,900,000	142,194
PT Tunas Ridean Tbk	1,070,000	168,422
PT Unilever Indonesia Tbk	1,041,500	1,089,284
PT United Tractors Tbk	1,521,666	2,333,092

TOTAL INDONESIA		63,718,644

ISRAEL — (3.6%)
Africa Israel Industries, Ltd.	3,399	145,891
*Africa-Israel Investments, Ltd.	9,815	124,150
*Alvarion, Ltd.	150,847	606,368
*Alvarion, Ltd. ADR	2,700	10,611
*AudioCodes, Ltd.	94,465	261,530
*Azorim Investment Development & Construction Co., Ltd.	24,339	156,209
*Bank Hapoalim B.M.	1,946,691	7,106,879
*Bank Leumi Le-Israel B.M.	1,734,653	6,774,661

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Baran Group, Ltd.	10,025	$50,221
Bezeq Israeli Telecommunication Corp., Ltd.	889,641	1,985,430
*Blue Square-Israel, Ltd.	32,009	324,214
Cellcom Israel, Ltd.	45,148	1,344,266
*Clal Industries, Ltd.	159,726	814,857
*Clal Insurance Enterprise Holdings, Ltd.	52,933	1,120,583
Dan Vehicle & Transportation	15,780	97,190
*Danya Cebus, Ltd.	14,928	49,129
Delek Automotive Systems, Ltd.	50,310	571,420
*Delta-Galil Industries, Ltd.	1	4
*Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	53,664
Discount Investment Corp.	40,468	950,902
*Elbit Medical Imaging, Ltd.	8,168	202,178
Elbit Systems, Ltd.	32,891	1,992,737
Electra (Israel), Ltd.	2,998	275,987
*Electra Real Estate, Ltd.	12,891	126,266
*Elron Electronic Industries, Ltd.	31,503	221,436
*First International Bank of Israel, Ltd. (6123804)	117,291	330,576
*First International Bank of Israel, Ltd. (6123815)	45,422	658,059
FMS Enterprises Migun, Ltd.	5,052	177,446
Formula Systems, Ltd.	8,685	93,088
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	88,299	714,547
*Hadera Paper, Ltd.	6,439	410,304
*Hamlet (Israel-Canada), Ltd.	8,272	52,760
*Harel Insurance Investments & Finances, Ltd.	18,257	864,196
*Hot Telecommunications Systems.	68,102	700,007
Israel Chemicals, Ltd.	254,371	2,971,166
*Israel Discount Bank, Ltd.	1,094,787	2,089,866
Ituran Location & Control, Ltd.	44,379	545,138
*Jerusalem Oil Exploration, Ltd.	15,023	233,910
*Knafaim Arkia Holdings, Ltd.	5,307	22,958
Koor Industries, Ltd.	17,288	495,669
*Leader Holding & Investments, Ltd.	70,156	28,464
*Magal Security Systems, Ltd.	9,733	38,886
*Magic Software Enterprises, Ltd.	9,756	18,388
Makhteshim-Agan Industries, Ltd.	270,387	1,263,763
*Menorah Mivtachim Holdings, Ltd.	64,934	744,472
*Migdal Insurance & Financial Holdings, Ltd.	694,587	1,088,647
*Mivtach Shamir Holdings, Ltd.	12,571	376,932
*Mizrahi Tefahot Bank, Ltd.	334,537	2,718,859
*Naphtha Israel Petroleum Corp.	45,237	162,374
*Neto M.E. Holdings, Ltd.	2,992	113,083
*NICE Systems, Ltd.	3,912	121,731
*NICE Systems, Ltd. Sponsored ADR	124,077	3,842,665
*OCIF Investments and Development, Ltd.	1,386	9,064
*Oil Refineries, Ltd.	2,075,129	1,139,718
*Orckit Communications, Ltd.	12,357	45,151
Ormat Industries, Ltd.	196,696	1,714,681
Osem Investment, Ltd.	68,193	884,642
Partner Communications Co., Ltd.	24,379	462,247
#Partner Communications Co., Ltd. ADR	33,867	638,393
Paz Oil Co., Ltd.	5,764	897,792
*RADVision, Ltd.	31,832	180,123
*Retalix, Ltd.	55,653	610,348
*Scailex Corp., Ltd.	30,738	552,739
Shikun & Binui, Ltd.	312,410	547,204
Strauss Group, Ltd.	53,185	689,377
Super-Sol, Ltd. Series B	224,237	1,061,185
Teva Pharmaceutical Industries, Ltd.	11,056	557,394
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	838,566	42,330,812

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Tower Semiconductor, Ltd.	99,533	$97,375
*Union Bank of Israel, Ltd.	78,370	357,973
*Urdan Industries, Ltd.	105,816	51,719
*VeriFone Holdings, Inc.	—	1

TOTAL ISRAEL		99,072,675

MALAYSIA — (3.8%)
Aeon Co. Berhad	162,400	242,922
Affin Holdings Berhad	1,220,300	725,092
*Airasia Berhad	2,046,300	804,593
Al-’Aqar KPJ REIT Berhad	34,155	9,812
Alliance Financial Group Berhad	1,728,300	1,234,892
*AMBD Berhad	233,633	33,135
AMMB Holdings Berhad	2,920,050	4,014,836
Amway (Malaysia) Holdings Berhad	63,300	135,345
*Ancom Berhad	194,800	35,340
*Ann Joo Resources Berhad	400,650	304,089
APM Automotive Holdings Berhad	79,800	54,649
*Asas Dunia Berhad	135,000	23,918
*Asia Pacific Land Berhad	531,500	44,193
*Axiata Group Berhad	2,429,325	2,068,909
Bandar Raya Developments Berhad	1,103,100	570,929
Batu Kawan Berhad	254,750	738,751
*Berjaya Assets Berhad	79,900	10,652
Berjaya Corp. Berhad	2,095,900	718,037
*Berjaya Land Berhad	692,300	843,198
Berjaya Sports Toto Berhad	490,714	618,534
Bernas Padiberas Nasional Berhad	516,800	308,234
Bimb Holdings Berhad	470,000	153,570
Bolton Properties Berhad	252,900	48,712
*Boustead Heavy Industries Corp. Berhad	37,000	52,224
Boustead Holdings Berhad	829,920	826,496
British American Tobacco Malaysia Berhad	61,600	808,980
Cahya Mata Sarawak Berhad	181,500	88,945
Carlsberg Brewery Malaysia Berhad	165,000	217,042
CB Industrial Product Holding Berhad	104,800	94,578
Chemical Co. of Malaysia Berhad	111,000	84,383
CIMB Group Holdings Berhad	1,549,007	5,619,697
*Dialog Group Berhad	1,166,900	440,214
Digi.Com Berhad	144,600	923,363
Dijaya Corp. Berhad	54,000	21,998
DNP Holdings Berhad	286,900	123,359
DRB-Hicom Berhad	1,510,300	478,421
Dutch Lady Milk Industries Berhad	24,800	83,856
*Eastern & Oriental Berhad (6468754)	483,733	150,599
Eastern & Oriental Berhad (B19ZLW1)	72,949	24,049
Eastern Pacific Industrial Corp. Berhad	116,400	51,342
ECM Libra Avenue Berhad	718,052	134,735
*Encorp Berhad	62,000	18,577
EON Capital Berhad	638,700	1,043,174
Esso Malaysia Berhad	152,600	117,075
Faber Group Berhad	176,500	53,297
*Fountain View Development Berhad	31,500	2,031
Fraser & Neave Holdings Berhad	151,400	469,116
Gamuda Berhad	2,358,800	2,153,687
General Corp. Berhad	244,600	75,206
Genting Berhad	2,144,000	4,506,980
Genting Malaysia Berhad	1,862,200	1,487,440
Genting Plantations Berhad	420,200	751,244
Globetronics Technology Berhad	155,620	38,232
Glomac Berhad	160,000	58,246

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Gold Is Berhad	323,850	$114,470
Grand United Holdings Berhad	274,800	66,972
Guiness Anchor Berhad	150,600	308,506
GuocoLand (Malaysia) Berhad	486,500	163,353
*Hai-O Enterprise Berhad	45,000	98,656
Hap Seng Consolidated Berhad	487,500	347,665
Hap Seng Plantations Holdings Berhad	57,000	37,482
Hock Seng Lee Berhad	240,000	76,025
Hong Leong Bank Berhad	527,400	1,153,248
Hong Leong Financial Group Berhad	477,800	864,417
Hong Leong Industries Berhad	147,800	181,669
*Hovid Berhad	395,000	29,729
Hume Industries (Malaysia) Berhad	99,900	99,366
Hunza Properties Berhad	97,600	41,142
Hwang-DBS (Malaysia) Berhad	123,200	56,496
*IGB Corp. Berhad	1,877,000	1,066,096
IJM Corp. Berhad	2,273,810	3,171,598
*IJM Land Berhad	736,000	502,578
IJM Plantations Berhad	438,900	335,655
*Insas Berhad	358,500	56,674
Integrated Logistics Berhad	176,700	48,220
IOI Corp. Berhad	1,736,510	2,692,473
*Jaks Resources Berhad	327,000	71,521
Jaya Tiasa Holdings Berhad	149,625	107,516
JT International Berhad	83,000	112,831
*K & N Kenanga Holdings Berhad	343,400	60,892
*Karambunai Corp. Berhad	2,658,900	53,407
Keck Seng (Malaysia) Berhad	205,400	240,459
*Kencana Petroleum Berhad	417,600	264,538
KFC Holdings (Malaysia) Berhad	132,300	295,225
Kian Joo Can Factory Berhad	370,080	128,515
Kim Loong Resources Berhad	152,320	83,530
Kinsteel Berhad	684,700	184,516
KLCC Property Holdings Berhad	1,033,800	987,567
KNM Group Berhad	7,142,275	1,620,937
*Knusford Berhad	37,000	17,096
Kossan Rubber Industries Berhad	70,000	103,565
KPJ Healthcare Berhad	148,500	192,719
KSL Holdings Berhad	226,266	85,106
Kuala Lumpur Kepong Berhad	293,750	1,282,845
Kub Malaysia Berhad	500,900	71,280
Kuchai Development Berhad	140,800	31,626
Kulim Malaysia Berhad	457,200	983,182
*Kumpulan Hartanah Selangor Berhad	460,700	64,357
*Kurnia Asia Berhad	699,300	161,557
Kurnia Setia Berhad	15,000	11,421
Lafarge Malayan Cement Berhad	657,900	1,160,985
*Landmarks Berhad	580,092	225,855
Leader Universal Holdings Berhad	482,800	110,836
Leong Hup Holdings Berhad	140,000	43,334
Lingkaran Trans Kota Holdings Berhad	556,900	457,879
*Lion Corp Berhad	754,900	84,955
Lion Diversified Holdings Berhad	615,000	85,954
Lion Industries Corp. Berhad	1,072,500	438,558
*MAA Holdings Berhad	269,800	56,993
Mah Sing Group Berhad	426,200	224,200
Malayan Banking Berhad	3,348,300	6,484,636
*Malaysia Airports Holdings Berhad	249,800	271,489
Malaysia Building Society Berhad	303,800	79,698
*Malaysian Airlines System Berhad	575,333	520,869
Malaysian Bulk Carriers Berhad	486,625	442,505

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Malaysian Pacific Industries Berhad	125,500	$205,898
*Malaysian Resources Corp. Berhad	2,571,000	1,015,852
Manulife Holdings Berhad	80,100	57,055
MBM Resources Berhad	188,100	133,703
*Measat Global Berhad	266,000	129,263
Media Prima Berhad	1,056,700	524,098
Mega First Corp. Berhad	145,000	49,092
Metro Kajang Holdings Berhad	31,300	13,327
MISC Berhad	905,300	2,353,529
*MK Land Holdings Berhad	883,100	99,252
MMC Corp. Berhad	1,882,900	1,364,583
MNRB Holdings Berhad	146,300	132,855
MTD ACPI Engineering Berhad	166,600	32,074
Muhibbah Engineering Berhad	1,077,300	363,837
*Mulpha International Berhad	1,834,800	251,458
Naim Holdings Berhad	135,600	122,171
NCB Holdings Berhad	89,000	79,541
Nestle (Malaysia) Berhad	63,800	620,529
New Straits Times Press Berhad	234,700	135,827
Notion VTEC Berhad	556,800	85,059
NTPM Holdings Berhad	669,600	99,772
Nylex (Malaysia) Berhad	100,000	23,581
OKS Property Holdings Berhad	81,430	13,327
Oriental Holdings Berhad	351,700	570,113
OSK Holdings Berhad	793,866	346,018
P.I.E. Industrial Berhad	54,600	68,211
*Pan Malaysia Cement Works Berhad	621,000	25,349
Panasonic Manufacturing Malaysia Berhad	42,000	153,016
Paramount Corp. Berhad	51,000	37,553
Parkson Holdings Berhad	403,250	598,292
PBA Holdings Berhad	172,500	47,123
Pelikan International Corp. Berhad	261,240	102,952
Petronas Dagangan Berhad	194,600	506,231
Petronas Gas Berhad	315,000	900,383
PJ Development Holdings Berhad	440,000	86,445
Plus Expressways Berhad	723,600	697,491
POS Malaysia Berhad	643,000	434,327
PPB Group Berhad	540,300	2,386,009
Protasco Berhad	260,000	71,318
Proton Holdings Berhad	596,000	656,373
Puncak Niaga Holdings Berhad	224,960	209,691
QL Resources Berhad	291,600	320,455
*Ramunia Holdings Berhad	312,996	35,673
Ranhill Berhad	380,700	99,472
RHB Capital Berhad	705,900	1,107,429
Salcon Berhad	220,600	32,810
SapuraCrest Petroleum Berhad	751,100	453,158
Sarawak Energy Berhad	1,122,100	849,330
Sarawak Oil Palms Berhad	125,060	100,323
Scientex, Inc. Berhad	120,564	48,419
Scomi Group Berhad	2,283,200	374,975
Selangor Dredging Berhad	366,400	58,869
Shangri-La Hotels (Malaysia) Berhad	297,200	160,245
Shell Refining Co. Federation of Malaysia Berhad	209,700	656,794
SHL Consolidated Berhad	202,800	79,634
Sime Darby Berhad	1,452,020	3,754,353
SP Setia Berhad	1,001,900	1,126,629
Star Publications (Malaysia) Berhad	645,200	641,997
Subur Tiasa Holdings Berhad	118,860	67,322
*Sunrise Berhad	386,428	240,901
Sunway City Berhad	539,000	484,087

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Sunway Holdings Berhad	669,400	$267,976
Supermax Corp. Berhad	307,500	324,271
Suria Capital Holdings Berhad	198,450	80,657
Symphony House Berhad	35,089	2,644
Ta Ann Holdings Berhad	235,120	316,937
TA Enterprise Berhad	2,159,900	482,603
*TA Global Berhad	1,295,940	188,305
*TA Global Berhad Ordinary Shares	1,295,940	188,305
*Talam Corp. Berhad	700,000	18,171
*Tamco Corp. Holdings Berhad	9,740	157
Tan Chong Motor Holdings Berhad	756,900	498,151
TDM Berhad	188,700	84,520
*Tebrau Teguh Berhad	526,100	108,262
Telekom Malaysia Berhad	739,400	649,807
Tenaga Nasional Berhad	828,025	2,029,509
Thong Guan Industries Berhad	61,800	14,452
*Time Dotcom Berhad	2,402,000	284,013
*Titan Chemicals Corp. Berhad	320,000	107,731
Top Glove Corp. Berhad	332,940	793,185
Tradewinds (Malaysia) Berhad	175,700	141,285
Tradewinds Corp. Berhad	503,600	87,252
TRC Synergy Berhad	160,080	65,378
UAC Berhad	22,764	20,932
Uchi Technologies Berhad	313,300	125,992
*UEM Land Holdings Berhad	617,250	298,982
UMW Holdings Berhad	748,400	1,378,338
Unico-Desa Plantations Berhad	924,193	215,969
Unisem (M) Berhad	605,000	261,297
United Malacca Rubber Estates Berhad	103,100	240,868
United Plantations Berhad	97,400	378,326
United U-Li Corp. Berhad	155,100	27,511
VS Industry Berhad	167,208	59,803
Wah Seong Corp. Berhad	646,525	455,657
WCT Berhad	708,300	539,501
WTK Holdings Berhad	525,750	177,231
YTL Cement Berhad	11,000	13,276
YTL Corp. Berhad	909,534	1,934,170
YTL e-Solutions Berhad	713,500	138,506
YTL Power International Berhad	1,673,754	1,051,756
*Yu Neh Huat Berhad	940,750	462,890
Zelan Berhad	483,600	124,314

TOTAL MALAYSIA		105,292,715

MEXICO — (5.0%)
#Alfa S.A.B. de C.V. Series A	558,540	2,892,162
#*Alsea de Mexico S.A.B. de C.V.	502,400	338,263
#America Movil S.A.B. de C.V. Series L	1,252,512	2,764,230
America Movil S.A.B. de C.V. Series L ADR	359,075	15,845,980
#*Axtel S.A.B. de C.V.	1,129,910	836,923
#Banco Compartamos S.A. de C.V.	359,920	1,474,980
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	369,200	1,436,116
*Carso Infraestructura y Construccion S.A.B. de CV.	1,749,670	980,597
#*Cementos de Mexico S.A.B de C.V. Series B	171,224	177,918
*Cemex S.A.B. de C.V. Sponsored ADR	1,165,980	12,102,873
#Cia Minera Autlan S.A.B. de C.V.	121,600	262,010
#Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	215,757
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	40,360	2,177,018
#*Consorcio ARA S.A.B. de C.V.	1,613,300	1,011,692
#*Corporacion GEO S.A.B. de C.V. Series B	980,600	2,580,771
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	110,678
Corporacion Moctezuma S.A.B. de C.V.	226,900	481,166

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#*Desarrolladora Homex S.A.B. de C.V.	326,400	$1,941,776
*Desarrolladora Homex S.A.B. de C.V. ADR	900	32,004
*Dine S.A.B. de C.V.	7,300	3,234
Embotelladora Arca S.A.B. de C.V.	993,929	2,499,172
*Empresas ICA S.A.B. de C.V.	292,950	642,532
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	146,967	1,281,552
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	230,240	9,971,694
*GMD Resorts S.A.B. de C.V.	13,000	3,190
*Gruma S.A.B. de C.V. Series B	196,562	355,498
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	615,166
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	68,920	1,756,771
Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	1,832,680
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	699,868
#Grupo Carso S.A.B. de C.V. Series A-1	874,200	2,582,130
#*Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	630,244
Grupo Continental S.A.B. de C.V.	481,180	1,126,079
#Grupo Elektra S.A. de C.V.	90,576	3,553,412
*Grupo FAMSA S.A.B. de C.V.	63,912	109,442
*Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	8,297,957
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	688,084	1,938,595
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	454,600	2,647,637
Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	30,094
*Grupo Industrial Saltillo S.A.B. de C.V.	58,600	11,539
*Grupo Iusacell S.A.B. de C.V.	12,583	42,884
*Grupo Kuo S.A.B. de C.V. Series B	191,500	122,699
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	6,400
*Grupo Mexico S.A.B. de C.V. Series B	5,000,219	9,997,598
#*Grupo Modelo S.A.B. de C.V. Series C	397,000	1,801,928
#*Grupo Simec, S.A. de C.V.	218,700	535,663
Grupo Televisa S.A. de C.V.	191,500	741,852
Grupo Televisa S.A. de C.V. Sponsored ADR	356,510	6,902,034
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	1,202,087	1,165,329
Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	56,800
*Industrias CH S.A.B. de C.V. Series B	461,160	1,404,043
#Industrias Penoles S.A.B. de C.V.	118,815	2,169,648
Kimberly Clark de Mexico S.A.B. de C.V. Series A	524,100	2,075,958
Mexichem S.A.B.de C.V.	1,582,379	2,516,706
#*Organizacion Soriana S.A.B. de C.V. Series B	2,021,500	4,472,064
*Promotora y Operadora de Infraestructura S.A. de C.V.	224,580	408,211
*SARE Holding S.A. de C.V.	427,800	155,195
Telefonos de Mexico S.A.B. de C.V.	105,800	88,222
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	201,625	3,348,991
#Telmex Internacional S.A.B. de C.V.	105,800	71,154
Telmex Internacional S.A.B. de C.V. ADR	225,025	3,028,836
#TV Azteca S.A.B. de C.V. Series A	2,549,180	1,314,772
*Urbi Desarrollos Urbanos S.A.B. de C.V.	999,700	1,916,305
#*Vitro S.A.B. de C.V.	193,764	90,251
#Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	5,201,611

TOTAL MEXICO		137,886,554

PHILIPPINES — (0.6%)
A. Soriano Corp.	818,000	37,454
Aboitiz Equity Ventures, Inc.	2,807,000	484,543
*Aboitiz Power Corp.	1,786,000	277,520
Ayala Corp. Series A	205,273	1,242,086
Ayala Land, Inc.	4,155,220	898,456
Banco de Oro Unibank, Inc.	988,160	717,263
Bank of the Philippine Islands	852,519	829,485
*Belle Corp.	4,248,000	124,107
*Benpres Holdings Corp.	4,725,000	345,927
China Banking Corp.	22,278	168,499

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Digital Telecommunications Phils., Inc.	4,100,000	$119,501
DMCI Holdings, Inc.	1,633,000	329,101
*Empire East Land Holdings, Inc.	4,900,000	45,407
*Energy Development Corp.	7,737,500	668,251
Filinvest Development Corp.	863,000	38,612
Filinvest Land, Inc.	25,289,687	476,088
*First Philippines Holdings Corp.	470,900	460,964
International Container Terminal Services, Inc.	1,553,800	657,908
*Jollibee Food Corp.	554,915	590,313
*Lepanto Consolidated Mining Co. Series B	8,742,857	44,127
*Manila Water Co, Inc.	1,468,400	495,632
Megaworld Corp.	17,584,600	552,858
Metro Bank & Trust Co.	1,012,700	856,650
*Metro Pacific Corp. Series A	225,000	9,829
*Paxys, Inc.	478,800	28,638
*Philex Mining Corp.	770,250	183,137
Philippine Long Distance Telephone Co.	9,640	518,095
#Philippine Long Distance Telephone Co. Sponsored ADR	38,300	2,041,390
*Philippine National Bank	411,900	199,623
Rizal Commercial Banking Corp.	554,419	189,895
Robinson’s Land Corp. Series B	1,421,000	360,829
Security Bank Corp.	210,500	245,299
Semirara Mining Corp.	180,600	150,271
Shang Properties, Inc.	174,286	6,324
SM Development Corp.	978,120	83,738
SM Investments Corp.	124,870	815,522
SM Prime Holdings, Inc.	726	151
Union Bank of the Philippines	388,700	279,308
Universal Robina Corp.	382,000	99,626
*Vista Land & Lifescapes, Inc.	5,170,000	211,251

TOTAL PHILIPPINES		15,883,678

POLAND — (1.8%)
*Agora SA	117,268	769,511
*Amica Wronki SA	28	125
Apator SA	24,049	124,050
Asseco Poland SA	90,912	1,826,615
*Bank Handlowy w Warszawie SA	49,753	1,091,099
*Bank Millennium SA	558,281	916,278
*Bank Pekao SA	80,129	4,300,861
*Bank Przemyslowo Handlowy BPH SA	16,918	403,547
*Bank Zackodni WBK SA	28,253	1,508,301
*Barlinek SA	15,447	19,648
*Bioton SA	3,510,344	276,114
*Boryszew SA	35,796	72,292
*BRE Bank SA	11,542	1,069,987
Budimex SA	16,560	454,519
*Cersanit-Krasnystaw SA	130,762	639,962
*Ciech SA	19,452	260,152
Debica SA	7,882	168,786
Decora SA	5,510	44,635
Dom Development SA	9,946	151,340
*Echo Investment SA	598,772	858,725
Elektrobudowa SA	2,716	163,876
*Elstar Oils SA	31,097	96,011
Emperia Holding SA	37	834
Eurocash SA	72,654	354,666
Fabryki Mebli Forte SA	20,079	94,446
*Farmacol SA	34,487	492,449
*Getin Holdings SA	549,924	1,565,083
*Grupa Kety SA	19,284	699,861

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Grupa Lotos SA	126,974	$1,154,132
*Impexmetal SA	174,925	149,770
KGHM Polska Miedz SA	192,817	6,490,348
*Koelner SA	14,359	61,977
*Kredyt Bank SA	88,369	370,473
*LC Corp. SA	378,239	212,534
*LPP SA	664	328,527
*MNI SA	74,513	107,072
*Mondi Packaging Paper Swiecie SA	18,425	449,953
Mostostal Siedlce SA	813,392	1,045,896
*Mostostal Warszawa SA	10,158	232,259
*Mostostal Zabrze Holding SA	134,151	211,027
*Multimedia Polska SA	94,331	226,719
*Netia Holdings SA	343,589	500,118
NG2 SA	19,820	276,667
*Noble Bank SA	63,606	108,874
*Orbis SA	55,651	879,833
*PBG SA	9,148	712,550
Pekaes SA	15,818	51,794
*Pfleiderer Grajewo SA	55,729	294,768
*Polnord SA	13,708	162,783
*Polska Grupa Farmaceutyczna SA	12,886	203,623
*Polski Koncern Naftowy Orlen SA	515,384	5,364,493
Polskie Gornictwo Naftowe I Gazownictwo SA	916,334	1,115,804
Powszechna Kasa Oszczednosci Bank Polski SA	407,441	4,827,767
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	542,661
Raciborska Fabryka Kotlow SA	61,088	197,363
Sniezka SA	9,541	116,499
*Stalexport SA	146,026	78,497
*Sygnity SA	30,293	124,237
*Synthos SA	1,401,209	575,008
Telekomunikacja Polska SA	474,790	2,786,407
TVN SA	155,325	769,722
*Vistula Group SA	81,530	61,393
Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	508,720
*Zaklady Azotowe Pulawy SA	14,551	379,492
Zaklady Tluszcowe Kruszwica SA	5,218	111,349
*Zelmer SA	9,605	103,368

TOTAL POLAND		50,318,250

RUSSIA — (0.9%)
*Comstar United Telesystems GDR	59,089	305,017
*Gazprom OAO Sponsored ADR	410,963	9,855,738
*Gazpromneft JSC Sponsored ADR	9,575	248,098
*Globaltrans Investment P.L.C. Sponsored GDR	3,985	35,011
*Integra Group Holdings GDR	11,198	36,688
#*Lukoil OAO Sponsored ADR	72,620	4,212,807
*Magnitogorsk Iron & Steel Works Sponsored GDR	35,215	332,690
*MMC Norilsk Nickel JSC ADR	64,414	846,176
*Novolipetsk Steel OJSC GDR	19,260	501,651
*Novorossiysk Sea Trade Port GDR	23,371	266,403
*PIK Group GDR	22,755	89,734
*Polymetal GDR	3,042	26,826
*Rosneft Oil Co. GDR	211,717	1,609,859
*RusHydro Sponsored ADR	312,493	1,112,475
*Severstal GDR	78,594	566,927
*Surgutneftegaz Sponsored ADR	134,352	1,185,752
*Tatneft Sponsored ADR	40,991	1,061,539
*TMK OAO GDR	18,112	327,191
*Uralkali Sponsored GDR	19,483	438,534
*VTB Bank OJSC GDR	118,872	473,145

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RUSSIA — (Continued)
*X5 Retail Group NV GDR	9,280	$221,657

TOTAL RUSSIA		23,753,918

SINGAPORE — (0.0%)
*Genting Singapore P.L.C.	149,520	114,229

SOUTH AFRICA — (9.2%)
ABSA Group, Ltd.	340,644	5,480,777
Adcock Ingram Holdings, Ltd.	207,101	1,409,219
Adcorp Holdings, Ltd.	105,072	359,536
Advtech, Ltd.	523,705	341,444
Aeci, Ltd.	260,854	2,062,144
Afgri, Ltd.	1,067,859	812,962
African Bank Investments, Ltd.	1,324,541	5,114,449
African Oxygen, Ltd.	294,551	865,765
African Rainbow Minerals, Ltd.	187,751	3,635,223
Allied Electronics Corp., Ltd.	103,490	386,713
Allied Technologies, Ltd.	77,718	763,999
*Anglo American Platinum Corp., Ltd.	32,919	2,861,367
AngloGold Ashanti, Ltd.	6,997	260,931
AngloGold Ashanti, Ltd. Sponsored ADR	125,447	4,709,280
ArcelorMittal South Africa, Ltd.	276,571	3,721,926
Argent Industrial, Ltd.	135,199	156,123
*Argility, Ltd.	17,507	—
*Aspen Pharmacare Holdings, Ltd.	255,512	2,153,419
AST Group, Ltd.	523,759	60,266
Astral Foods, Ltd.	82,268	1,053,575
Aveng, Ltd.	767,495	4,070,379
AVI, Ltd.	843,330	2,254,893
Avusa, Ltd.	127,671	359,011
Barloworld, Ltd.	332,545	2,073,386
*Bell Equipment, Ltd.	121,325	169,646
Bidvest Group, Ltd.	266,720	4,176,556
*Blue Label Telecoms, Ltd.	70,000	49,014
*Business Connexion Group	26,200	15,875
Capitec Bank Holdings, Ltd.	50,690	414,812
Cashbuild, Ltd.	34,379	306,688
#Caxton & CTP Publishers & Printers, Ltd.	348,066	615,343
Ceramic Industries, Ltd.	9,393	130,398
*Cipla Medpro South Africa, Ltd.	602,857	370,770
City Lodge Hotels, Ltd.	59,096	605,097
Clicks Group, Ltd.	473,371	1,497,003
Data Tec, Ltd.	209,292	763,903
Datacentrix Holdings, Ltd.	81,947	44,870
Delta EMD, Ltd.	28,740	34,754
Dimension Data Holdings P.L.C.	1,349,445	1,568,975
Discovery Holdings, Ltd.	436,975	1,711,120
Distell Group, Ltd.	96,572	789,535
*Distribution & Warehousing Network, Ltd.	148,918	135,129
*Dorbyl, Ltd.	16,666	11,130
#Durban Roodeport Deep, Ltd.	897,668	539,503
*ElementOne, Ltd.	90,000	131,872
*Eqstra Holdings, Ltd.	143,595	138,442
Exxaro Resources, Ltd.	205,983	2,300,939
Famous Brands, Ltd.	63,448	192,695
FirstRand, Ltd.	2,825,542	6,317,716
Foschini, Ltd.	352,444	2,783,199
Freeworld Coatings, Ltd.	267,450	299,327
Gold Fields, Ltd.	64,532	826,654
#Gold Fields, Ltd. Sponsored ADR	755,800	9,636,450
Gold Reef Resorts, Ltd.	225,079	563,765

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Grindrod, Ltd.	826,444	$1,895,665
Group Five, Ltd.	211,890	1,086,569
Harmony Gold Mining Co., Ltd.	159,622	1,595,955
Harmony Gold Mining Co., Ltd. Sponsored ADR	269,500	2,684,220
*Highveld Steel & Vanadilum Corp., Ltd.	26,223	217,411
Hudaco Industries, Ltd.	65,476	482,247
Hulamin, Ltd.	120,469	214,130
Iliad Africa, Ltd.	307,946	342,169
Illovo Sugar, Ltd.	371,196	1,682,577
Impala Platinum Holdings, Ltd.	418,209	9,088,505
Imperial Holdings, Ltd.	393,125	4,046,293
Investec, Ltd.	382,723	2,832,048
JD Group, Ltd.	446,058	2,462,545
JSE, Ltd.	172,451	1,337,904
*Kap International Holdings, Ltd.	308,543	86,127
Kumba Iron Ore, Ltd.	49,041	1,466,549
Lewis Group, Ltd.	209,970	1,466,238
Liberty Holdings, Ltd.	197,417	1,706,857
Massmart Holdings, Ltd.	196,552	2,270,789
Medi-Clinic Corp., Ltd.	591,479	1,817,863
*Merafe Resources, Ltd.	3,359,356	600,471
*Metair Investments, Ltd.	257,122	186,463
*Metorex, Ltd.	429,924	172,389
Metropolitan Holdings, Ltd.	1,360,791	2,336,413
Mondi, Ltd.	336,808	1,896,563
Mr. Price Group, Ltd.	311,970	1,437,524
MTN Group, Ltd.	1,041,866	15,512,590
Murray & Roberts Holdings, Ltd.	349,513	2,430,283
*Mvelaphanda Group, Ltd.	465,492	421,736
Nampak, Ltd.	1,385,311	3,023,821
Naspers, Ltd. Series N	378,717	13,663,814
#Nedbank Group, Ltd.	348,671	5,384,446
Network Healthcare Holdings, Ltd.	1,169,235	1,728,623
#Northam Platinum, Ltd.	228,318	1,066,980
Nu-World Holdings, Ltd.	23,372	49,274
Oceana Group, Ltd.	75,475	287,800
Omnia Holdings, Ltd.	118,747	880,312
Palabora Mining Co., Ltd.	46,214	607,045
Peregrine Holdings, Ltd.	483,632	570,839
Pick’n Pay Stores, Ltd.	226,244	1,188,496
Pretoria Portland Cement Co., Ltd.	503,177	2,139,640
PSG Group, Ltd.	141,475	397,226
Rainbow Chicken, Ltd.	55,781	113,048
Raubex Group, Ltd.	185,202	587,090
Reunert, Ltd.	292,337	2,059,155
Sanlam, Ltd.	3,530,404	9,688,256
Santam, Ltd.	81,470	1,049,196
Sappi, Ltd.	220,024	813,044
Sappi, Ltd. Sponsored ADR	365,062	1,325,175
Sasol, Ltd.	1,232	46,135
Sasol, Ltd. Sponsored ADR	466,600	17,446,174
*SecureData Holdings, Ltd.	201,602	17,424
*Sentula Mining, Ltd.	197,644	91,764
Shoprite Holdings, Ltd.	431,604	3,517,111
*Simmer & Jack Mines, Ltd.	1,164,045	298,392
Spar Group, Ltd. (The)	223,559	1,953,939
Spur Corp., Ltd.	214,190	287,305
Standard Bank Group, Ltd.	1,207,837	15,143,321
Steinhoff International Holdings, Ltd.	2,268,829	5,482,779
*Sun International, Ltd.	141,845	1,659,936
*Super Group, Ltd.	138,600	10,895

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Telkom South Africa, Ltd.	213,765	$1,197,681
Telkom South Africa, Ltd. Sponsored ADR	24,334	541,432
Tiger Brands, Ltd.	157,638	3,125,497
Tongaat-Hulett, Ltd.	120,742	1,553,189
*Trans Hex Group, Ltd.	75,891	38,298
Trencor, Ltd.	292,978	945,260
Truworths International, Ltd.	429,292	2,459,270
UCS Group, Ltd.	175,071	38,764
Value Group, Ltd.	95,008	44,126
*Vodacom Group Pty, Ltd.	213,765	1,482,217
*Wesizwe Platinum, Ltd.	390,905	96,176
Wilson Bayly Holme-Ovcon, Ltd.	67,454	971,656
Woolworths Holdings, Ltd.	1,324,745	2,962,012

TOTAL SOUTH AFRICA		253,919,093

SOUTH KOREA — (10.5%)
Aekyung Petrochemical Co., Ltd.	5,250	74,721
Amorepacific Corp.	1,742	1,202,183
*Artone Paper Manufacturing Co., Ltd.	2,365	9,719
#Asia Cement Manufacturing Co., Ltd.	4,030	193,976
*Asia Paper Manufacturing Co., Ltd.	3,740	30,995
*Asiana Airlines, Inc.	141,190	428,059
Bing Grae Co., Ltd.	8,660	324,720
#*BNG Steel Co., Ltd.	5,660	36,827
Boo Kook Securities Co., Ltd.	4,620	91,664
Boryung Pharmaceutical Co., Ltd.	1,374	48,099
#Bu Kwang Pharmaceutical Co., Ltd.	14,098	200,502
Busan Bank	225,180	2,553,324
BYC Co., Ltd.	190	19,891
Byuck San Corp.	2,700	19,194
*Byuck San Engineering and Construction Co., Ltd.	10,240	23,303
#*Capro Corp.	28,740	200,494
#*Celrun Co., Ltd.	24,050	42,113
Cheil Industrial, Inc.	52,680	1,965,373
Cheil Worldwide, Inc.	3,884	997,196
*Chin Hung International, Inc.	81,640	61,802
*Cho Kwang Leather Co., Ltd.	6,000	37,195
*Choil Aluminum Manufacturing Co., Ltd.	3,320	16,847
#*Chong Kun Dang Pharmaceutical Corp.	15,254	279,421
*Choongwae Holdings Co., Ltd.	1,206	11,629
#Choongwae Pharmaceutical Corp.	7,738	132,437
Chosun Refractories Co., Ltd.	1,980	104,626
Chungho Comnet Co., Ltd.	2,520	22,243
#CJ CGV Co., Ltd.	18,250	298,938
CJ Cheiljedang Corp.	9,208	1,557,142
#CJ Corp.	20,328	812,907
*Cosmochemical Co., Ltd.	4,900	30,590
Crown Confectionery Co., Ltd.	470	25,907
*Dae Chang Industrial Co., Ltd.	37,100	30,878
Dae Dong Industrial Co., Ltd.	2,250	43,145
#*Dae Sang Corp.	26,187	182,964
Dae Won Kang Up Co., Ltd.	25,600	34,810
Daeduck Electronics Co., Ltd.	51,520	220,645
Daeduck Industries Co., Ltd.	15,230	128,803
Daegu Bank Co., Ltd.	210,140	2,788,126
Daegu Department Store Co., Ltd.	4,530	46,423
Daehan City Gas Co., Ltd.	4,970	118,904
*Daehan Fire & Marine Insurance Co., Ltd.	19,730	132,032
Daehan Flour Mills Co., Ltd.	1,371	155,106
#*Daehan Steel Co., Ltd.	16,640	182,064
Daehan Synthetic Fiber Co., Ltd.	520	29,063

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Daekyo Co., Ltd.	66,110	$266,212
*Daekyung Machinery & Engineering Co., Ltd.	11,100	29,235
Daelim Industrial Co., Ltd.	39,202	2,487,827
Daelim Trading Co., Ltd.	3,405	12,325
#Daesung Industrial Co., Ltd.	2,218	140,204
Daewon Pharmaceutical Co., Ltd.	10,340	40,163
#Daewoo Engineering & Construction Co., Ltd.	195,195	1,988,547
#Daewoo International Corp.	35,143	959,883
#*Daewoo Motor Sales Corp.	56,448	468,493
Daewoo Securities Co., Ltd.	136,120	2,068,227
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	68,740	904,165
Daewoong Co., Ltd.	2,750	51,094
#Daewoong Pharmaceutical Co., Ltd.	5,454	253,403
Dahaam E-Tec Co., Ltd.	1,420	33,932
Daishin Securities Co., Ltd.	77,350	969,319
#*Daiyang Metal Co., Ltd.	17,130	23,659
#Daou Technology, Inc.	49,520	306,840
Digital Power Communications Co., Ltd.	30,360	36,436
Dong Ah Tire Industrial Co., Ltd.	5,410	37,560
Dong-A Pharmaceutical Co., Ltd.	6,022	585,593
Dongbang Agro Co., Ltd.	8,450	45,025
Dongbang Transport Logistics Co., Ltd.	8,400	18,699
Dongbu Corp.	11,110	70,431
*Dongbu HiTek Co., Ltd.	34,668	179,313
Dongbu Insurance Co., Ltd.	45,320	1,375,170
*Dongbu Securities Co., Ltd.	37,101	185,222
#Dongbu Steel Co., Ltd.	35,825	227,214
Dong-Il Corp.	526	20,442
Dongkuk Steel Mill Co., Ltd.	54,450	1,156,331
#Dongwha Pharm Co., Ltd.	33,055	195,133
Dongwon F&B Co., Ltd.	1,340	48,793
Dongwon Industries Co., Ltd.	1,963	182,628
#*Dongwon Systems Corp.	117,380	136,428
Dongyang Engineering & Construction Corp.	1,620	22,130
#Dongyang Mechatronics Corp.	35,609	112,998
#*Doosan Construction & Engineering Co., Ltd.	49,350	302,152
#Doosan Corp.	5,756	399,163
#Doosan Heavy Industries & Construction Co., Ltd.	17,168	921,320
#Doosan Infracore Co., Ltd.	58,010	825,454
DPI Co., Ltd.	7,711	38,296
#E1 Corp.	4,869	279,844
*Eagon Industrial Co., Ltd.	2,210	23,270
e-Starco Co., Ltd.	25,580	20,830
F&F Co., Ltd.	6,240	18,041
*First Fire & Marine Insurance Co., Ltd.	15,260	87,044
#*Firstech Co., Ltd.	7,616	10,074
*Foosung Co., Ltd.	11,953	37,028
Fursys, Inc.	11,420	254,223
Gaon Cable Co., Ltd.	2,610	68,853
#GIIR, Inc.	13,310	122,015
Global & Yuasa Battery Co., Ltd.	13,750	232,745
#Glovis Co., Ltd.	5,192	452,765
#Green Cross Corp.	2,552	342,725
Green Cross Holdings Corp.	1,806	127,395
#*Green Non-Life Insurance Co., Ltd.	6,985	26,761
*GS Engineering & Construction Corp.	28,721	2,518,608
GS Global Corp.	1,896	38,499
GS Holdings Corp.	68,300	1,691,810
*Gwangju Shinsegae Co., Ltd.	922	97,581
Halla Climate Control Corp.	58,300	566,795
#Halla Engineering & Construction Corp.	4,270	97,051

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Han All Pharmaceutical Co., Ltd.	15,710	$61,673
Han Kuk Carbon Co., Ltd.	30,740	157,645
Han Yang Securities Co., Ltd.	15,770	137,148
Hana Financial Group, Inc.	174,044	5,161,733
Handok Pharmaceuticals Co., Ltd.	2,270	29,149
#Handsome Corp.	30,514	368,146
#Hanil Cement Manufacturing Co., Ltd.	9,123	573,117
Hanil Construction Co., Ltd.	6,956	27,884
Hanil E-Wha Co., Ltd.	14,390	44,631
#Hanjin Heavy Industries & Construction Co., Ltd.	40,940	731,518
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	19,395	191,755
#Hanjin Shipping Co., Ltd.	80,146	1,089,256
#Hanjin Transportation Co., Ltd.	14,230	396,425
Hankook Cosmetics Co., Ltd.	16,530	37,336
Hankook Shell Oil Co., Ltd.	470	48,758
Hankook Tire Manufacturing Co., Ltd.	105,620	2,018,865
#Hankuk Electric Glass Co., Ltd.	7,490	181,012
Hankuk Glass Industries, Inc.	3,640	65,130
#Hankuk Paper Manufacturing Co., Ltd.	5,240	186,176
#Hanmi Pharm Co., Ltd.	4,908	474,628
*Hansae Co., Ltd.	12,022	64,545
Hansae Yes24 Holdings Co., Ltd.	4,007	10,137
Hanshin Construction Co., Ltd.	4,960	77,534
Hansol Chemical Co., Ltd.	5,000	45,581
#Hansol CSN Co., Ltd.	27,060	29,616
#Hansol LCD, Inc.	5,050	84,698
#*Hansol Paper Co., Ltd.	50,930	447,457
#Hanssem Co., Ltd.	19,200	161,207
Hanwha Chemical Corp.	123,692	1,150,052
Hanwha Corp.	32,310	1,032,467
#*Hanwha Non-Life Insurance Co., Ltd.	19,676	163,205
Hanwha Securities Co., Ltd.	60,369	400,414
Hanwha Timeworld Co., Ltd.	2,210	25,888
Heung-A Shipping Co., Ltd.	48,168	26,918
*HeungKuk Fire & Marine Insurance Co., Ltd.	21,329	104,833
#Hite Brewery Co., Ltd.	3,638	495,014
#*Hite Holdings Co., Ltd.	9,514	245,557
*HMC Investment Securities Co., Ltd.	23,610	362,913
Honam Petrochemical Corp.	19,580	1,342,999
#Hotel Shilla Co., Ltd.	50,450	741,077
*HS R&A Co., Ltd.	2,540	19,613
#Huchems Fine Chemical Corp.	11,720	293,593
*Huneed Technologies	3,778	26,141
#Husteel Co., Ltd.	7,050	89,483
Hwa Sung Industrial Co., Ltd.	4,820	20,747
Hwacheon Machine Tool Co., Ltd.	1,740	45,124
#Hwashin Co., Ltd.	12,790	36,208
#*Hynix Semiconductor, Inc.	351,331	5,216,049
Hyosung T & C Co., Ltd.	32,142	1,766,565
*Hyundai Cement Co., Ltd.	2,340	31,810
*Hyundai Corp.	6,810	97,990
Hyundai Department Store Co., Ltd.	17,750	1,696,637
#Hyundai Development Co.	56,929	1,684,892
#Hyundai DSF Co., Ltd.	5,140	34,763
#Hyundai Elevator Co., Ltd.	3,535	168,565
#Hyundai Engineering & Construction Co., Ltd.	17,960	991,552
Hyundai H & S Co., Ltd.	7,131	506,245
Hyundai Heavy Industries Co., Ltd.	11,322	1,550,811
#Hyundai Hysco	54,130	684,754
Hyundai Marine & Fire Insurance Co., Ltd.	65,580	1,211,259
#Hyundai Merchant Marine Co., Ltd.	93,891	1,924,772

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Hyundai Mipo Dockyard Co., Ltd.	14,255	$1,174,387
Hyundai Mobis	38,601	5,147,188
Hyundai Motor Co., Ltd.	92,301	8,372,115
Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	24,870
Hyundai Securities Co., Ltd.	187,743	2,131,575
#Hyundai Steel Co.	65,560	4,164,773
*IHQ, Inc.	8,010	6,776
Il Dong Pharmaceutical Co., Ltd.	3,854	102,987
*Il Yang Pharmaceutical Co., Ltd.	8,053	203,904
#*Iljin Electric Co., Ltd.	17,684	142,258
#*Iljin Holdings Co., Ltd.	16,273	41,939
Ilsung Pharmaceutical Co., Ltd.	2,088	107,830
#*Industrial Bank of Korea, Ltd.	136,340	1,651,713
InziControls Co., Ltd.	4,010	10,876
#IS Dongseo Co., Ltd.	14,080	90,763
#ISU Chemical Co., Ltd.	9,330	110,184
#Jahwa Electronics Co., Ltd.	14,120	90,374
Jeil Mutual Savings Bank	3,200	17,937
Jeil Pharmaceutical Co.	12,570	100,614
#Jeonbuk Bank, Ltd.	56,026	337,510
Jinheung Mutual Savings Bank Co., Ltd.	12,577	45,127
K.C. Tech Co., Ltd.	12,007	48,268
Kangwon Land, Inc.	81,870	1,093,920
*KB Financial Group, Inc.	11,530	554,592
*KB Financial Group, Inc. ADR	206,311	9,787,394
KCC Corp.	6,249	1,801,434
*KCO Energy, Inc.	70,315	42,508
#*Keangnam Enterprises, Ltd.	16,335	150,254
*KEC Corp.	26,663	19,125
Keyang Electric Machinery Co., Ltd.	15,560	31,130
#KG Chemical Corp.	4,650	40,720
#*Kia Motors Corp.	263,080	3,907,669
*KIC, Ltd.	4,800	28,418
#KISCO Corp.	6,158	241,236
#KISWIRE, Ltd.	11,440	370,898
#Kolon Engineering & Construction Co., Ltd.	24,000	127,657
Kolon Industries, Inc.	19,056	545,701
Korea Cast Iron Pipe Co., Ltd.	9,870	32,258
*Korea Circuit Co., Ltd.	3,970	8,859
#Korea Cottrell Co., Ltd.	17,020	123,277
*Korea Development Co., Ltd.	6,380	28,850
Korea Development Leasing Corp.	3,890	104,517
*Korea Electric Power Corp.	34,920	989,494
*Korea Electric Power Corp. Sponsored ADR	140,703	1,952,958
Korea Electric Terminal Co., Ltd.	7,750	132,557
Korea Exchange Bank	271,479	3,085,106
Korea Export Packing Industries Co., Ltd.	4,160	44,091
*Korea Express Co., Ltd.	6,567	360,572
*Korea Flange Co., Ltd.	2,740	23,794
Korea Gas Corp.	18,338	773,756
Korea Investment Holdings Co., Ltd.	55,670	1,484,694
Korea Iron & Steel Co., Ltd.	1,289	86,170
#Korea Kolmar Co., Ltd.	6,410	17,687
#Korea Komho Petrochemical Co., Ltd.	19,170	371,471
#Korea Line Corp.	9,894	402,046
*Korea Mutual Savings Bank	2,080	24,735
*Korea Petrochemical Industry Co., Ltd.	4,050	131,585
*Korea Plant Service & Engineering Co., Ltd.	1,430	38,485
Korea Reinsurance Co., Ltd.	71,489	645,918
#*Korea Technology Industry Co., Ltd.	84,600	146,203
#Korea Zinc Co., Ltd.	11,973	1,850,502

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Korean Air Co., Ltd.	49,156	$1,870,627
Korean Air Terminal Service Co., Ltd.	1,600	42,413
*Korean French Banking Corp.	46,562	31,024
*KP Chemical Corp.	47,750	275,686
KPX Chemical Co., Ltd.	2,611	104,244
KPX Fine Chemical Co., Ltd.	1,738	73,414
KPX Holdings Corp.	1,163	62,838
KT Corp.	19,320	629,779
#KT Corp. Sponsored ADR	71,482	1,147,286
KT&G Corp.	29,985	1,746,256
*KTB Securities Co., Ltd.	67,470	242,075
Kukdo Chemical Co., Ltd.	5,860	130,909
#Kumho Electronics Co., Ltd.	6,538	276,162
#Kumho Industrial Co., Ltd.	39,200	329,244
Kumho Investment Bank	73,810	65,903
#*Kumho Tire Co., Inc.	61,780	257,032
Kumkang Industrial Co., Ltd.	4,780	49,385
Kunsul Chemical Industrial Co., Ltd.	1,950	22,672
#Kwang Dong Pharmaceutical Co., Ltd.	52,850	126,630
Kyeryong Construction Industrial Co., Ltd.	9,350	174,180
Kyobo Securities Co., Ltd.	26,900	221,025
Kyung Nong Corp.	9,330	33,675
*Kyungbang Co., Ltd.	1,042	120,286
Kyungdong City Gas Co., Ltd.	1,630	66,975
*Kyung-in Synthetic Corp.	21,750	47,256
Kyungnam Energy Co., Ltd.	8,290	19,789
LG Chemical, Ltd.	28,574	4,924,170
#LG Corp.	37,630	2,131,860
LG Dacom Corp.	58,240	919,747
*LG Display Co., Ltd. ADR	159,850	1,902,215
#LG Electronics, Inc.	44,150	4,104,204
#LG Fashion Corp.	23,542	532,225
*LG Hausys, Ltd.	3,866	386,497
#LG Household & Healthcare Co., Ltd.	5,353	1,111,774
#LG International Corp.	38,238	935,612
*LG Life Sciences, Ltd.	10,000	578,941
LG Phillips LCD Co., Ltd.	38,000	909,321
*LG Telecom, Ltd.	166,900	1,250,454
LIG Insurance Co., Ltd.	40,870	837,283
Lotte Chilsung Beverage Co., Ltd.	1,092	747,114
Lotte Confectionary Co., Ltd.	1,014	1,019,721
#Lotte Midopa Co., Ltd.	28,620	280,311
#Lotte Sam Kang Co., Ltd.	1,063	188,356
Lotte Shopping Co., Ltd.	10,097	2,851,707
*Lotte Tour Development Co., Ltd.	2,830	103,820
#LS Corp.	16,720	1,366,032
#*LS Industrial Systems Co., Ltd.	11,760	880,940
*LS Networks Co., Ltd.	8,570	58,927
#Macquarie Korea Infrastructure Fund	222,858	938,284
*Meritz Fire Marine Insurance Co., Ltd.	100,079	692,233
Meritz Securities Co., Ltd.	264,680	264,216
#*Mirae Asset Securities Co., Ltd.	17,574	918,612
Miwon Commercial Co., Ltd.	688	36,580
*Miwon Specialty Chemical Co., Ltd.	371	20,256
#Moorim Paper Co., Ltd.	11,110	93,295
Motonic Corp.	25,340	188,749
#Namhae Chemical Corp.	19,150	236,864
#*Namkwang Engineering & Construction Co., Ltd.	22,355	165,320
Namyang Dairy Products Co., Ltd.	760	346,137
*Nasan Co., Ltd.	8,964	9,481
#*NCsoft Corp.	13,230	1,414,888

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Nexen Corp.	1,550	$49,981
#*Nexen Tire Corp.	44,200	240,574
#NH Investment & Securities Co., Ltd.	38,960	318,290
Nong Shim Co., Ltd.	4,161	843,504
Nong Shim Holdings Co., Ltd.	1,770	104,093
Noroo Paint Co., Ltd.	3,854	10,499
#*OCI Co., Ltd.	6,968	1,224,159
*ON*Media Corp.	96,430	271,798
#*Orientbio, Inc.	52,801	84,981
#ORION Corp.	3,098	625,533
Ottogi Corp.	2,075	254,694
Pacific Corp.	5,396	660,074
Pacific Pharmaceutical Co., Ltd.	902	23,327
Paik Kwang Industrial Co., Ltd.	1,560	52,710
*Pang Rim Co., Ltd.	2,820	35,195
*PaperCorea, Inc.	7,930	52,409
Pohang Coated Steel Co., Ltd.	6,940	151,330
*Poong Lim Industrial Co., Ltd.	10,310	22,000
*Poongsan Corp.	16,548	343,431
*Poongsan Holdings Corp.	3,110	54,778
POSCO	5,467	2,265,676
#POSCO ADR	127,995	13,070,849
Pulmuone Co., Ltd.	2,658	118,952
Pum Yang Construction Co., Ltd.	3,390	21,662
#Pusan City Gas Co., Ltd.	7,420	139,873
*RNL BIO Co., Ltd.	8,517	42,105
S&T Corp.	18	429
#*S&T Daewoo Co., Ltd.	6,200	133,870
S&T Dynamics Co., Ltd.	39,336	484,444
S&T Holdings Co, Ltd.	8,617	101,547
#*S&T Motors Co., Inc.	31,290	11,572
#S1 Corp.	12,066	482,971
#*Saehan Industries, Inc.	461,500	501,220
*Sajo Industries Co., Ltd.	5,440	123,381
*Sajodaerim Corp.	2,140	34,266
#Sam Jin Pharmaceutical Co., Ltd.	13,718	171,488
Sam Kwang Glass Industrial Co., Ltd.	2,130	68,937
Sam Lip General Foods Co., Ltd.	3,770	28,216
Sam Yung Trading Co., Ltd.	4,000	17,167
#Sambu Construction Co., Ltd.	7,899	158,371
#Samchully Co., Ltd.	3,658	386,896
#*Samho International Co., Ltd.	7,527	24,698
*Samhwa Asset Co.	771	10,793
Samhwa Crown and Closure Co., Ltd.	998	18,308
Samhwa Paints Industrial Co., Ltd.	9,710	32,929
*Samick Musical Instruments Co., Ltd.	22,800	18,439
Samsung Card Co., Ltd.	31,487	1,247,508
Samsung Climate Control Co., Ltd.	4,190	24,094
Samsung Corp.	93,840	3,819,358
#*Samsung Digital Imaging Co., Ltd.	8,540	344,930
#Samsung Electro-Mechanics Co., Ltd.	35,885	2,983,656
Samsung Electronics Co., Ltd.	46,112	27,747,117
#*Samsung Engineering Co., Ltd.	17,810	1,574,633
Samsung Fine Chemicals Co., Ltd.	19,306	765,022
Samsung Fire & Marine Insurance, Ltd.	10,628	1,935,083
#Samsung Heavy Industries Co., Ltd.	55,990	1,059,174
#Samsung SDI Co., Ltd.	46,832	5,346,467
Samsung Securities Co., Ltd.	27,121	1,329,372
#*Samsung Techwin Co., Ltd.	19,009	1,455,554
*Samwha Capacitor Co., Ltd.	5,260	45,686
Samwhan Corp.	6,650	66,234

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Samyang Corp.	7,444	$240,615
Samyang Foods Co., Ltd.	3,960	60,868
Samyang Genex Co., Ltd.	2,774	135,211
Samyang Tongsang Co., Ltd.	720	16,980
#Samyoung Electronics Co., Ltd.	17,540	163,584
*SAVEZONE I&C Corp.	16,940	28,163
SC Engineering Co., Ltd.	3,275	13,780
#Seah Besteel Corp.	17,770	215,481
SeAH Holdings Corp.	1,966	97,112
SeAH Steel Corp.	4,101	116,710
Sebang Co., Ltd.	15,590	177,982
Sejong Industrial Co., Ltd.	16,050	80,014
Sempio Foods Co.	4,280	69,305
Seoul City Gas Co., Ltd.	1,090	57,668
#*Seoul Securities Co., Ltd.	581,207	491,733
*Serim Paper Manufacturing Co., Ltd.	14,157	47,864
*Seshin Co., Ltd.	2,000	51
#Sewon Cellontech Co., Ltd.	26,024	182,792
*SH Chemical Co., Ltd.	25,000	10,425
Shin Won Corp.	41,750	56,470
Shin Young Securities Co., Ltd.	6,630	196,544
Shinhan Engineering & Construction Co., Ltd.	4,013	50,486
*Shinhan Financial Group Co., Ltd.	45,981	1,744,563
Shinhan Financial Group Co., Ltd. ADR	97,355	7,364,906
Shinhung Co., Ltd.	1,510	13,937
Shinpoong Pharmaceutical Co., Ltd.	1,300	23,409
Shinsegae Co., Ltd.	4,219	1,821,505
Shinsegae Engineering & Construction Co., Ltd.	1,750	19,526
Shinsegae Internet & Commerce Co., Ltd.	1,000	42,730
#Shinsung Holdings Co., Ltd.	25,115	84,717
*Shinsung Tongsang Co., Ltd.	7,800	40,179
#Silla Trading Co., Ltd.	15,950	199,693
#Sindo Ricoh Co., Ltd.	6,002	302,009
SJM Co., Ltd.	7,780	35,371
#SK Chemicals Co., Ltd.	21,794	1,188,093
#SK Co., Ltd.	35,057	2,781,000
SK Energy Co., Ltd.	36,825	3,382,317
#SK Gas Co., Ltd.	4,053	174,592
*SK Networks Co., Ltd.	68,820	650,486
SK Telecom Co., Ltd.	5,026	765,452
SK Telecom Co., Ltd. ADR	101,900	1,702,749
#SKC Co., Ltd.	30,120	460,680
SL Corp.	3,300	14,695
S-Oil Corp.	25,449	1,231,113
*Solomon Mutual Savings Bank	7,126	25,651
*Songwon Industrial Co., Ltd.	4,000	34,854
*Ssangyong Cement Industry Co., Ltd.	36,347	258,554
*STX Corp.	18,255	251,422
#*STX Engine Co., Ltd.	27,160	396,592
#*STX Offshore & Shipbuilding Co., Ltd.	60,856	649,537
*STX Pan Ocean Co., Ltd.	111,530	1,016,286
Suheung Capsule Co., Ltd.	2,500	15,948
Sung Bo Chemicals Co., Ltd.	1,020	29,493
*Sung Shin Cement Co., Ltd.	10,810	65,368
*Sungchang Enterprise Holdings, Ltd.	6,250	102,918
#*Sungwon Corp.	17,330	57,010
*Sunjin Co., Ltd.	470	12,218
#Sunkyong Securities Co., Ltd.	306,610	655,768
Tae Kwang Industrial Co., Ltd.	628	395,434
Tae Kyung Industrial Co., Ltd.	28,410	123,090
#Taeyoung Engineering & Construction	74,380	307,499

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Tai Han Electric Wire Co., Ltd.	38,580	$616,527
Tai Lim Packaging Industries Co., Ltd.	47,100	31,363
*Tec & Co.	3,267	10,501
Telcoware Co., Ltd.	2,000	11,617
#*Tong Yang Major Corp.	54,585	177,855
#Tong Yang Securities, Inc.	112,223	1,028,191
TS Corp.	3,021	121,030
#Uangel Corp.	6,570	31,965
*Uni Chem Co., Ltd.	10,525	11,435
Unid Co., Ltd.	5,230	135,362
Union Steel Manufacturing Co., Ltd.	9,090	165,716
*Uniquest Corp.	7,000	20,087
*VGX International, Inc.	25,645	57,833
Whanin Pharmaceutical Co., Ltd.	3,640	41,493
Woongjin Coway Co., Ltd.	31,060	1,038,292
#Woongjin Thinkbig Co., Ltd.	12,948	243,607
#*Woongjin.Com Co., Ltd.	49,150	441,556
Woori Financial Co., Ltd.	8,910	70,247
Woori Investment & Securities Co., Ltd.	119,664	1,504,305
WooSung Feed Co., Ltd.	20,370	26,809
YESCO Co., Ltd.	4,450	97,353
Yoosung Enterprise Co., Ltd.	9,370	18,901
Youlchon Chemical Co., Ltd.	25,230	198,365
#Youngone Corp. (6150493)	11,280	231,575
*Youngone Corp. (B622C10)	45,120	296,538
Youngpoong Corp.	943	459,283
Yuhan Corp.	8,206	1,321,658
Yuhwa Securities Co., Ltd.	4,570	57,714
*Yungjin Pharm Co., Ltd.	48,808	59,275

TOTAL SOUTH KOREA		288,631,168

TAIWAN — (10.3%)
*A.G.V. Products Corp.	532,881	199,023
Aaeon Technology, Inc.	36,954	49,479
Ability Enterprise Co., Ltd.	327,893	603,834
*Abocom Systems, Inc.	70,154	23,400
Acbel Polytech, Inc.	611,468	417,906
Accton Technology Corp.	921,000	343,119
Acer, Inc.	1,100,248	2,593,435
*Adlink Technology, Inc.	51,000	35,843
Advanced Semiconductor Engineering, Inc.	362,337	285,573
Advanced Semiconductor Engineering, Inc. ADR	481,536	1,863,544
Advantech Co., Ltd.	229,219	407,972
*ALI Corp.	16,000	31,509
*Allis Electric Co., Ltd.	117,000	32,136
Altek Corp.	411,360	696,913
Ambassador Hotel (The)	233,000	236,225
Ampoc Far East Co., Ltd.	79,567	30,123
Amtran Technology Co., Ltd.	1,310,366	1,245,381
Apex Biotechnology Corp.	88,435	153,054
*Apex Science & Engineering Corp.	23,000	10,658
*Arima Communication Corp.	465,383	169,254
*Arima Optoelectronics Corp.	167,520	59,530
Asia Cement Corp.	1,629,781	1,711,237
*Asia Chemical Corp.	366,000	111,458
Asia Polymer Corp.	321,000	231,892
Asia Vital Components Co., Ltd.	355,018	368,415
Asustek Computer, Inc.	2,841,198	5,218,301
Aten International Co., Ltd.	123,716	167,837
AU Optronics Corp.	1,510,497	1,339,438
#AU Optronics Corp. Sponsored ADR	515,431	4,551,252

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Audix Co., Ltd.	123,969	$75,076
Aurora Corp.	198,226	206,595
Aurora Systems Corp.	72,072	37,605
*AV Tech Corp.	9,000	26,052
*Avermedia Technologies, Inc.	287,038	341,385
Avision, Inc.	183,263	83,450
Awea Mechantronic Co., Ltd.	52,214	47,519
*Bank of Kaohsiung Co., Ltd.	529,600	159,857
Basso Industry Corp., Ltd.	290,427	273,993
*Behavior Tech Computer Corp.	84,400	9,822
Bes Engineering Corp.	2,807,050	778,205
*Biostar Microtech International Corp.	138,712	101,388
*Bright Led Electronics Corp.	25,000	27,046
C Sun Manufacturing, Ltd.	135,740	59,714
*Capital Securities Corp.	1,103,000	511,418
*Carnival Industrial Corp.	287,000	57,708
Catcher Co., Ltd.	500,873	1,212,503
Cathay Chemical Works, Inc.	15,000	5,113
*Cathay Financial Holdings Co., Ltd.	1,996,210	3,423,235
*Cathay Real Estate Development Co., Ltd.	1,774,000	702,428
*Central Reinsurance Co., Ltd.	376,897	146,974
Chain Qui Development Co., Ltd.	77,464	55,890
Champion Building Materials Co., Ltd.	494,817	198,526
Chang Hwa Commercial Bank	5,210,000	2,266,854
Charoen Pokphand Enterprises Co., Ltd.	268,000	128,071
*Cheng Loong Corp.	1,885,000	615,014
Cheng Shin Rubber Industry Co., Ltd.	631,198	1,297,031
Cheng Uei Precision Industry Co., Ltd.	449,158	853,316
Chenming Mold Industrial Corp.	98,708	27,372
*Chi Mei Optoelectronic Corp.	5,736,529	2,861,867
*Chia Hsin Cement Corp.	855,382	432,690
Chia Ta World Co., Ltd.	87,200	47,488
Chicony Electronics Co., Ltd.	325,898	712,698
*Chien Shing Stainless Steel Co., Ltd.	191,000	33,905
Chilisin Electronics Corp.	71,784	35,184
*China Airlines, Ltd.	1,812,151	563,273
China Chemical & Pharmaceutical Co.	552,000	381,836
*China Development Financial Holding Corp.	11,707,592	3,049,845
China Ecotek Corp.	60,000	75,797
China Electric Manufacturing Co., Ltd.	479,220	333,213
*China General Plastics Corp.	673,000	238,953
*China Glaze Co., Ltd.	111,264	62,504
China Hi-Ment Corp.	124,135	153,106
*China Life Insurance Co., Ltd.	1,177,280	854,992
China Man-Made Fiber Co., Ltd.	2,181,662	399,010
*China Metal Products Co., Ltd.	434,581	506,100
*China Motor Co., Ltd.	1,480,716	1,015,686
*China Petrochemical Development Corp.	3,267,640	1,169,277
China Steel Chemical Corp.	97,998	249,559
China Steel Corp.	3,004,548	2,667,561
China Steel Structure Co., Ltd.	127,000	89,488
China Synthetic Rubber Corp.	474,000	491,421
*China United Trust & Investment Corp.	50,053	—
*China Wire & Cable Co., Ltd.	203,000	56,849
Chinatrust Financial Holdings Co., Ltd.	5,888,278	3,536,930
Chinese Maritime Transport, Ltd.	74,460	195,662
Ching Feng Home Fashions Industries Co., Ltd.	142,657	30,656
Chin-Poon Industrial Co., Ltd.	617,617	456,676
Chroma Ate, Inc.	435,680	835,384
Chun Yu Works & Co., Ltd.	230,000	61,302
Chun Yuan Steel Industrial Co., Ltd.	777,177	257,387

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Chung Hsin Electric & Machinery Co., Ltd.	669,000	$401,135
*Chung Hung Steel Corp.	2,053,537	776,730
Chung Hwa Pulp Corp.	650,000	267,487
*Chunghwa Telecom Co., Ltd. ADR	24,926	433,214
*Chungwa Picture Tubes Co., Ltd.	11,868,604	1,217,563
*Clevo Co.	474,685	592,411
*CMC Magnetics Corp.	5,051,000	1,109,221
Collins Co., Ltd.	180,600	47,164
Compal Communications, Inc.	436,744	644,549
Compal Electronics, Inc.	3,395,149	4,244,631
*Compeq Manufacturing Co., Ltd.	1,937,000	499,823
Continental Engineering Corp.	1,113,667	417,744
*Cosmo Electronics Corp.	91,500	87,377
*Cosmos Bank Taiwan	233,263	25,697
CTCI Corp.	448,896	390,372
*Cyberlink Corp.	10,000	38,570
Cybertan Technology, Inc.	261,873	339,758
Cyntec Co., Ltd.	130,547	295,471
Da-Cin Construction Co., Ltd.	353,809	221,985
*Delpha Construction Co., Ltd.	153,887	53,368
Delta Electronics Industrial Co., Ltd.	538,157	1,494,317
Depo Auto Parts Industrial Co., Ltd.	169,634	367,754
Diamond Flower Electric Instrument Co., Ltd.	107,572	124,577
D-Link Corp.	917,941	855,334
*E.Sun Financial Holding Co., Ltd.	5,684,390	2,212,699
*Eastern Media International Corp.	1,491,360	312,570
Eclat Textile Co., Ltd.	148,524	87,027
*Edom Technology Co., Ltd.	101,600	43,084
Elan Microelectronics Corp.	338,324	458,091
*E-Lead Electronic Co., Ltd.	38,846	26,159
Elite Material Co., Ltd.	257,404	176,461
Elite Semiconductor Memory Technology, Inc.	448,390	621,595
Elitegroup Computer Systems Co., Ltd.	1,336,334	507,241
*EnTie Commercial Bank	126,166	35,213
Epistar Corp.	647,413	1,885,269
Eternal Chemical Co., Ltd.	1,187,358	1,100,275
*Eva Airways Corp.	1,880,920	705,539
*Everest Textile Co., Ltd.	303,064	58,264
*Evergreen International Storage & Transport Corp.	619,000	500,971
*Evergreen Marine Corp., Ltd.	1,377,170	695,565
Everlight Chemical Industrial Corp.	597,000	428,298
Everlight Electronics Co., Ltd.	200,890	549,164
*Everspring Industry Co., Ltd.	76,000	18,514
Excel Cell Electronics Co., Ltd.	90,000	32,625
*Excelsior Medical Co., Ltd.	47,000	88,630
Far East Textile, Ltd.	1,765,462	2,081,863
Far Eastern Department Stores, Ltd.	1,019,747	1,047,588
*Far Eastern International Bank	2,719,226	920,303
*Far EasTone Telecommunications Co., Ltd.	575,000	646,933
*Faraday Technology Corp.	25,000	38,854
*Farglory Land Development Co., Ltd.	43,000	86,392
*Federal Corp.	639,982	479,125
Feng Hsin Iron & Steel Co., Ltd.	430,131	650,324
Feng Tay Enterprise Co., Ltd.	384,808	317,805
*First Copper Technology Co., Ltd.	208,000	70,917
First Financial Holding Co., Ltd.	3,722,089	2,150,218
First Hotel	234,011	170,942
*First Insurance Co., Ltd. (The)	195,640	70,042
First Steamship Co., Ltd.	180,831	228,559
Flytech Technology Co., Ltd.	81,900	189,910
*Forhouse Corp.	69,000	63,420

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Formosa Chemicals & Fiber Co., Ltd.	2,345,135	$4,370,198
Formosa Epitaxy, Inc.	239,022	330,015
Formosa International Hotels Corp.	35,184	438,989
Formosa Plastics Corp.	1,666,280	3,196,071
Formosa Taffeta Co., Ltd.	1,549,460	1,050,410
Formosan Rubber Group, Inc.	889,000	663,495
Formosan Union Chemical Corp.	356,036	136,120
Fortune Electric Co., Ltd.	105,052	93,029
Foxconn Technology Co., Ltd.	283,711	945,133
*Fu I Industrial Co., Ltd.	176,000	45,478
*Fubon Financial Holding Co., Ltd.	3,244,000	3,599,644
*Fwuson Industry Co., Ltd.	170,980	61,925
G Shank Enterprise Co., Ltd.	355,446	243,642
*G.T.M. Corp.	127,000	78,777
Gem Terminal Industries Co., Ltd.	194,438	136,654
*GeoVision, Inc.	6,000	22,736
Getac Technology Corp.	616,281	548,312
Giant Manufacture Co., Ltd.	195,120	505,973
*Giga Storage Corp.	167,400	117,985
Giga-Byte Technology Co., Ltd.	1,066,750	904,811
*Global Unichip Corp.	8,000	34,472
Globe Union Industrial Corp.	230,019	207,619
*Gold Circuit Electronics, Ltd.	850,240	301,543
Goldsun Development & Construction Co., Ltd.	2,067,137	935,161
Good Will Instrument Co., Ltd.	66,150	37,708
Gordon Auto Body Parts Co., Ltd.	110,932	33,372
*Grand Pacific Petrochemical Corp.	1,013,000	510,363
Grape King, Inc.	106,000	102,643
Great China Metal Industry Co., Ltd.	386,000	230,663
Great Taipei Gas Co., Ltd.	572,000	279,754
Great Wall Enterprise Co., Ltd.	446,198	462,000
Greatek Co., Ltd.	861,206	816,118
*HannStar Display Corp.	2,166,000	408,396
Hanpin Co., Ltd.	80,000	33,128
Hey Song Corp.	831,000	435,582
Highwealth Construction Corp.	608,603	755,871
Hitron Technologies, Inc.	81,000	40,626
*Ho Tung Holding Corp.	779,645	353,432
*Hocheng Corp.	267,300	82,737
*Hold-Key Electric Wire & Cable Co., Ltd.	145,860	95,723
*Holtek Semiconductor, Inc.	42,000	47,010
Hon Hai Precision Industry Co., Ltd.	3,065,530	12,007,153
Hong Tai Electric Industrial Co., Ltd.	440,000	175,216
*Honmyue Enterprise Co., Ltd.	2,640	507
Hotai Motor Co., Ltd.	265,000	615,619
Hsin Kuang Steel Co., Ltd.	452,782	356,347
Hsing Ta Cement Co., Ltd.	296,000	90,381
HTC Corp.	156,887	1,557,970
*Hua Eng Wire & Cable Co., Ltd.	1,051,000	333,873
Hua Nan Financial Holding Co., Ltd.	2,612,730	1,518,049
*Huang Hsiang Construction Corp.	228,735	424,968
Hung Ching Development & Construction Co., Ltd.	227,000	112,276
Hung Poo Construction Corp.	336,537	485,599
Hung Sheng Construction Co., Ltd.	889,000	383,484
*Hwa Fong Rubber Co., Ltd.	539,000	216,311
*Ichia Technologies, Inc.	535,255	279,926
I-Chiun Precision Industry Co., Ltd.	266,211	345,105
*ICP Electronics, Inc.	25,000	25,279
*Inernational Semiconductor Technology, Ltd.	367,598	117,559
Infortrend Technology, Inc.	287,867	432,316
Innolux Display Corp.	2,401,239	3,162,696

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Inventec Corp.	2,876,821	$1,591,440
ITE Technology, Inc.	97,314	181,558
*Jean Co., Ltd.	56,304	31,643
*Jess-Link Products Co., Ltd.	29,000	61,045
Johnson Health Tech Co., Ltd.	164,085	169,475
*Jui Li Enterprise Co., Ltd.	175,100	46,421
K Laser Technology, Inc.	85,459	45,733
Kang Na Hsiung Co., Ltd.	217,150	147,643
*Kao Hsing Chang Iron & Steel Corp.	368,000	65,209
Kaulin Manufacturing Co., Ltd.	176,684	79,458
Kee Tai Properties Co., Ltd.	512,082	256,079
Kenda Rubber Industrial Co., Ltd.	742,640	877,172
Kian Shen Corp.	43,152	32,939
*King Core Electronics, Inc.	27,000	25,341
King Yuan Electronics Co., Ltd.	2,070,032	798,968
Kingdom Construction Co., Ltd.	585,000	437,968
*King’s Town Bank	862,653	205,405
*King’s Town Construction Co., Ltd.	357,086	295,362
*Kinpo Electronics, Inc.	2,456,892	643,984
Kinsus Interconnect Technology Corp.	345,476	866,043
Knowledge-Yield-Excellence Systems Corp.	400,736	370,508
Kung Long Batteries Industrial Co., Ltd.	47,000	58,281
*Kuoyang Construction Co., Ltd.	730,000	349,940
*Kwong Fong Industries Corp.	1,010,000	243,866
*Lan Fa Textile Co., Ltd.	265,024	71,786
Largan Precision Co., Ltd.	64,234	735,669
*Lealea Enterprise Co., Ltd.	1,163,550	240,040
Lee Chang Yung Chemical Industry Corp.	641,766	711,757
Lee Chi Enterprises Co., Ltd.	196,000	66,204
*Lelon Co., Ltd.	89,000	29,241
*Leofoo Development Co., Ltd.	446,000	234,500
Les Enphants Co., Ltd.	96,407	95,898
*Li Peng Enterprise Co., Ltd.	564,920	229,880
Lian Hwa Foods Corp.	72,000	27,691
*Lien Chang Electronic Enterprise Co., Ltd.	26,000	11,924
Lien Hwa Industrial Corp.	960,408	439,764
Lingsen Precision Industries, Ltd.	447,490	154,937
*Lite-On Semiconductor Corp.	204,000	133,840
Lite-On Technology Corp.	2,069,015	2,725,019
*Long Bon International Co., Ltd.	407,875	142,937
*Long Chen Paper Co., Ltd.	407,220	129,854
*Lucky Cement Corp.	311,000	76,847
Macronix International Co., Ltd.	4,657,677	2,360,955
Makalot Industrial Co., Ltd.	152,430	269,178
*Masterlink Securities Corp.	107,000	41,599
*Mayer Steel Pipe Corp.	209,685	119,385
Maywufa Co., Ltd.	102,500	52,467
Media Tek, Inc.	234,695	3,284,795
Mega Financial Holding Co., Ltd.	7,020,000	3,909,287
Meiloon Co., Ltd.	207,045	76,102
*Mercuries & Associates, Ltd.	498,450	209,549
Merida Industry Co., Ltd.	189,750	305,658
Merry Electronics Co., Ltd.	241,920	403,778
Microelectronics Technology, Inc.	781,503	329,895
Micro-Star International Co., Ltd.	1,438,465	860,121
Min Aik Technology Co., Ltd.	157,563	175,113
Mirle Automation Corp.	224,553	181,629
Mitac International Corp.	1,974,135	923,300
*Mobiletron Electronics Co., Ltd.	41,000	30,441
*Mospec Seminconductor Corp.	79,000	36,337
*Mustek Systems, Inc.	58,918	10,918

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Nak Sealing Technologies Corp.	59,549	$52,336
*Namchow Chemical Industrial Co., Ltd.	240,000	150,334
Nan Ya Plastic Corp.	2,525,104	4,016,882
Nan Ya Printed Circuit Board Corp.	188,700	587,204
*Nankang Rubber Tire Co., Ltd.	812,166	808,629
Nantex Industry Co., Ltd.	305,659	193,517
*Nanya Technology Co., Ltd.	1,430,973	1,011,165
National Petroleum Co., Ltd.	284,000	293,876
*New Asia Construction & Development Co., Ltd.	199,000	42,621
Nien Hsing Textile Co., Ltd.	827,000	417,355
*Ocean Plastics Co., Ltd.	161,000	109,148
*Optimax Technology Corp.	381,654	21,186
Opto Tech Corp.	627,713	457,880
Oriental Union Chemical Corp.	952,290	654,624
*Pacific Construction Co., Ltd.	332,000	41,409
Pan Jit International, Inc.	541,995	366,095
Pan-International Industrial Corp.	576,149	839,538
PC Home Online	46,000	95,111
Phihong Technology Co., Ltd.	704,143	601,865
*Phoenix Precision Technology Corp.	1,265,229	852,948
Pihsiang Machinery Mfg. Co., Ltd.	130,000	266,884
*Polaris Securities Co., Ltd.	1,342,000	688,619
Pou Chen Corp.	2,955,281	2,026,205
President Chain Store Corp.	292,728	662,321
*President Securities Corp.	700,000	409,646
*Prince Housing & Development Corp.	1,400,975	607,738
*Prodisc Technology, Inc.	603,000	12,742
Promise Technology, Inc.	127,264	90,024
*Protop Technology Co., Ltd.	148,000	956
*Qisda Corp.	2,832,182	1,570,913
Quanta Computer, Inc.	886,437	1,676,843
*Quintain Steel Co., Ltd.	299,250	70,015
*Radium Life Tech Corp.	741,318	547,775
Ralec Electronic Corp.	34,509	43,047
Realtek Semiconductor Corp.	507,933	1,079,745
*Rexon Industrial Corp., Ltd.	118,000	36,071
Richtek Technology Corp.	85,882	658,913
*Ritek Corp.	4,441,000	1,058,172
Ruentex Development Co., Ltd.	629,000	705,379
*Ruentex Industries, Ltd.	504,000	822,637
*Sampo Corp.	1,729,584	271,948
San Fang Chemical Industry Co., Ltd.	155,432	182,760
*Sanyang Industrial Co., Ltd.	1,257,927	504,292
Sanyo Electric Co., Ltd.	246,000	246,448
SDI Corp.	154,000	180,085
Senao International Co., Ltd.	96,547	130,026
Shan-Loong Transportation Co., Ltd.	111,247	48,957
Sheng Yu Steel Co., Ltd.	231,000	158,334
*Shih Wei Navigation Co., Ltd.	86,000	117,736
Shihlin Electric & Engineering Corp.	470,000	565,101
*Shihlin Paper Corp.	187,000	367,635
*Shin Kong Financial Holding Co., Ltd.	5,218,600	2,123,230
Shin Shin Co., Ltd.	77,000	56,688
*Shinkong Co., Ltd.	281,784	143,602
Shinkong Synthetic Fibers Co., Ltd.	2,422,282	597,926
*Shuttle, Inc.	166,000	117,432
Sigurd Microelectronics Corp.	429,877	215,104
*Silicon Integrated Systems Corp.	2,596,961	1,229,690
Siliconware Precision Industries Co., Ltd.	1,202,492	1,580,965
#Siliconware Precision Industries Co., Ltd. Sponsored ADR	114,938	773,533
Silitech Technology Corp.	64,159	199,721

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Sincere Navigation Corp.	268,370	$298,331
*Sinkang Industries Co., Ltd.	79,652	34,628
*Sinkong Spinning Co., Ltd.	416,169	388,775
Sinon Corp.	579,740	229,592
*SinoPac Holdings Co., Ltd.	7,903,000	2,918,689
*Sintek Photronics Corp.	881,094	456,705
Sitronix Technology Corp.	120,367	200,744
Siward Crystal Technology Co., Ltd.	69,705	28,195
*Solelytex Enterprise Corp.	101,000	81,871
Solomon Technology Corp.	132,612	54,819
*Sonix Technology Co., Ltd.	25,000	46,594
South East Soda Manufacturing Co., Ltd.	126,250	110,294
*Southeast Cement Co., Ltd.	455,000	154,664
*Space Shuttle Hi-Tech Co., Ltd.	83,588	24,129
SPI Electronic Co., Ltd.	306,530	323,106
Spirox Corp.	86,145	49,776
Springsoft, Inc.	387,565	339,484
Standard Chemical & Pharmaceutical Co., Ltd.	162,122	135,638
Standard Foods Taiwan, Ltd.	322,605	352,682
Stark Technology, Inc.	74,400	42,282
Sunonwealth Electric Machine Industry Co., Ltd.	280,001	167,797
*Sunplus Technology Co., Ltd.	891,153	738,838
Sunrex Technology Corp.	295,351	303,528
Synnex Technology International Corp.	708,445	1,340,357
Sysware Systex Corp.	87,293	108,516
T JOIN Transportation Co., Ltd.	631,000	392,334
*Ta Chen Stainless Pipe Co., Ltd.	712,624	488,246
*Ta Chong Bank, Ltd.	3,079,000	604,940
*Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	244,409
Ta Yih Industrial Co., Ltd.	38,000	34,504
Tah Hsin Industrial Corp.	159,000	110,506
*Tai Roun Products Co., Ltd.	200,000	43,164
Ta-I Technology Co., Ltd.	297,939	211,249
Taichung Commercial Bank	2,050,226	507,756
Tainan Enterprises Co., Ltd.	128,289	90,421
*Tainan Spinning Co., Ltd.	2,530,000	933,787
*Taishin Financial Holdings Co., Ltd.	6,673,385	2,611,623
*Taisun Enterprise Co., Ltd.	214,800	82,494
*Taita Chemical Co., Ltd.	165,830	68,195
Taiwan Acceptance Corp.	96,000	90,097
*Taiwan Business Bank.	3,612,118	881,986
Taiwan Cement Corp.	2,276,709	2,335,780
*Taiwan Cogeneration Corp.	175,000	84,957
Taiwan Cooperative Bank.	4,185,935	2,469,860
Taiwan Fertilizer Co., Ltd.	618,000	1,918,571
*Taiwan Fire & Marine Insurance Co., Ltd.	318,000	248,985
*Taiwan Flourescent Lamp Co., Ltd.	119,000	10,904
Taiwan Fu Hsing Industrial Co., Ltd.	136,000	74,094
Taiwan Glass Industrial Corp.	1,275,056	980,213
Taiwan Hon Chuan Enterprise Co., Ltd.	322,925	520,708
Taiwan Kai Yih Industrial Co., Ltd.	64,982	38,402
*Taiwan Kolin Co., Ltd.	508,000	—
*Taiwan Life Insurance Co., Ltd.	306,709	274,294
Taiwan Line Tek Electronic Co., Ltd.	17,012	25,753
Taiwan Mask Corp.	573,000	196,463
Taiwan Navigation Co., Ltd.	153,720	207,412
Taiwan Paiho Co., Ltd.	480,670	297,270
*Taiwan Pulp & Paper Corp.	398,000	116,380
Taiwan Sakura Corp.	150,388	62,663
Taiwan Secom Co., Ltd.	237,932	363,701
Taiwan Semiconductor Manufacturing Co., Ltd.	6,259,652	11,354,999

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Taiwan Sogo Shinkong Security Co., Ltd.	455,407	$293,195
*Taiwan Styrene Monomer Corp.	1,168,602	486,619
*Taiwan Tea Corp.	558,369	317,481
*Taiyen Biotech Co., Ltd.	345,000	201,324
*Tatung Co., Ltd.	6,060,000	1,334,674
*Teapo Electronic Corp.	190,000	23,739
Teco Electric & Machinery Co., Ltd.	3,215,000	1,279,892
*Tecom, Ltd.	408,000	153,318
Ten Ren Tea Co., Ltd.	40,170	42,921
Test-Rite International Co., Ltd.	483,001	218,329
Thinking Electronic Industrial Co., Ltd.	76,058	115,050
*Thye Ming Industrial Co., Ltd.	233,958	316,475
Ton Yi Industrial Corp.	1,368,000	476,638
Tong Yang Industry Co., Ltd.	594,621	838,970
Transcend Information, Inc.	233,520	730,353
*Tripod Technology Corp.	99,000	247,724
Tsann Kuen Enterprise Co., Ltd.	318,358	262,337
TSRC Corp.	377,650	439,905
TTET Union Corp.	125,000	141,905
Tung Ho Steel Enterprise Corp.	1,123,645	1,068,073
*TXC Corp.	58,000	78,522
TYC Brother Industrial Co., Ltd.	377,861	229,201
*Tycoons Group Enterprise Co., Ltd.	979,000	147,542
*Tyntek Corp.	642,510	562,567
*Tze Shin International Co., Ltd.	96,997	36,611
U-Ming Marine Transport Corp.	353,200	640,623
*Uniform Industrial Corp.	23,611	18,603
*Unimicron Technology Corp.	579,000	660,629
*Union Bank of Taiwan	1,462,000	259,008
*Union Insurance Co., Ltd.	152,595	127,385
Uni-President Enterprises Corp.	1,865,692	2,081,720
Unitech Electronics Co., Ltd.	136,365	69,595
*Unitech Printed Circuit Board Corp.	839,579	275,656
United Integration Service Co., Ltd.	225,800	116,520
*United Microelectronics Corp.	11,060,441	5,316,903
*Unity Opto Technology Co., Ltd.	344,689	533,893
*Universal Cement Corp.	932,773	442,200
*Universal Microelectronics Co., Ltd.	77,926	30,429
Universal Scientific Industrial Co., Ltd.	1,750,096	863,432
Universal, Inc.	37,080	33,846
UPC Technology Corp.	1,143,468	551,121
*USI Corp.	1,106,000	520,603
*U-TECH Media Corp.	189,000	66,558
Ve Wong Corp.	282,450	213,268
*Veutron Corp.	65,000	4,195
*Via Technologies, Inc.	346,800	209,885
*Visual Photonics Epitacy Co., Ltd.	29,734	59,117
*Wah Lee Industrial Corp.	164,000	187,952
*Walsin Lihwa Corp.	4,929,021	1,597,301
*Walsin Technology Corp., Ltd.	1,039,315	402,249
*Wan Hai Lines Co., Ltd.	1,183,359	544,417
Wan Hwa Enterprise Co., Ltd.	109,174	46,593
*Waterland Financial Holdings	3,354,446	1,020,486
*Wei Chih Steel Industrial Co., Ltd.	210,000	48,510
*Wei Chuan Food Corp.	378,000	492,016
*Weltrend Semiconductor, Inc.	302,275	226,813
*Winbond Electronics Corp.	6,450,000	1,191,238
*Wintek Corp.	1,807,064	1,203,373
Wistron Corp.	1,343,247	2,248,688
Wistron NeWeb Corp.	304,674	402,909
*Wus Printed Circuit Co., Ltd.	309,000	97,610

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Yageo Corp.	4,505,000	$1,241,621
Yang Ming Marine Transport Corp.	2,190,234	773,689
Yeung Cyang Industrial Co., Ltd.	579,690	441,430
Yieh Phui Enterprise Co., Ltd.	2,109,653	684,395
Yosun Industrial Corp.	537,576	483,122
*Young Fast Optoelectronics Co., Ltd.	2,000	22,884
Yuanta Financial Holding Co., Ltd.	4,948,292	3,265,518
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,029,772	726,710
Yulon Motor Co., Ltd.	1,379,715	1,543,236
*Yulon Nissan Motor Co., Ltd.	29,000	56,367
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	137,918
Yung Shin Pharmaceutical Industrial Co., Ltd.	206,000	220,320
Yung Tay Engineering Co., Ltd.	695,000	516,156
*Zig Sheng Industrial Co., Ltd.	358,568	137,826
Zinwell Corp.	219,979	378,381
Zippy Technology Corp.	106,028	49,610
Zyxel Communication Corp.	654,496	450,596

TOTAL TAIWAN		283,874,852

THAILAND — (1.8%)
*ACL Bank PCL (Foreign)	180,500	58,862
Advance Info Service PCL (Foreign)	380,900	982,876
*Airports of Thailand PCL (Foreign)	30,000	34,555
Amata Corp. PCL (Foreign)	527,500	123,096
Asia Plus Securities PCL (Foreign)	1,281,200	68,995
Asia Plus Securities PCL (Foreign) NVDR	1,260,100	67,859
Asian Property Development PCL (Foreign)	2,530,300	423,925
Ayudhya Insurance PCL (Foreign)	191,400	85,321
Bangchak Petroleum PCL (Foreign)	783,700	323,562
Bangkok Aviation Fuel Services PCL (Foreign)	409,154	93,643
Bangkok Bank PCL (Foreign)	723,200	2,455,743
Bangkok Bank PCL (Foreign) NVDR	140,800	471,791
Bangkok Chain Hospital PCL (Foreign)	866,600	125,485
Bangkok Dusit Medical Services PCL (Foreign)	414,800	300,319
Bangkok Expressway PCL (Foreign)	511,900	281,794
*Bangkok Land PCL (Foreign)	21,097,300	372,398
*Bangkok Land PCL (Foreign) NVDR	2,802,700	49,472
Bank of Ayudhya PCL (Foreign)	950,200	511,701
Bank of Ayudhya PCL (Foreign) NVDR	2,752,700	1,482,381
Banpu PCL (Foreign)	78,800	1,032,592
BEC World PCL (Foreign)	712,400	477,420
Big C Supercenter PCL (Foreign)	199,100	250,178
Big C Supercenter PCL (Foreign) NVDR	27,000	33,927
Bumrungrad Hospital PCL (Foreign)	387,600	324,691
C.P. ALL PCL (Foreign)	1,157,200	657,795
Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	510,480
Central Plaza Hotel PCL (Foreign)	493,100	61,960
Ch. Karnchang PCL (Foreign)	677,100	121,544
Charoen Pokphand Foods PCL (Foreign)	4,735,900	1,367,283
*Charoong Thai Wire & Cable PCL (Foreign)	343,000	42,484
*Country Group Securities PCL (Foreign)	3,601,345	113,131
Delta Electronics (Thailand) PCL (Foreign)	913,300	472,703
Dynasty Ceramic PCL (Foreign)	127,500	98,224
Eastern Water Resources Development & Management PCL (Foreign)	685,700	77,545
Electricity Generating PCL (Foreign)	120,000	272,850
Electricity Generating PCL (Foreign) NVDR	85,100	190,950
Erawan Group PCL (Foreign)	1,115,200	80,741
*G J Steel PCL (Foreign)	21,332,000	146,787
Glow Energy PCL (Foreign)	556,000	532,296
GMM Grammy PCL (Foreign)	186,400	82,535
Hana Microelectronics PCL (Foreign)	466,057	259,347

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Hermraj Land & Development PCL (Foreign)	9,272,000	$221,918
Home Product Center PCL (Foreign)	1,828,815	228,704
ICC International PCL (Foreign)	49,200	60,718
Indorama Polymers PCL (Foreign)	576,100	206,827
IRPC PCL (Foreign)	10,536,700	1,210,499
*Italian-Thai Development PCL (Foreign) NVDR	3,291,100	313,110
*ITV PCL (Foreign)	183,700	5,771
Jasmine International PCL (Foreign)	1,294,700	18,205
Kasikornbank PCL (Foreign)	942,500	2,312,191
Kasikornbank PCL (Foreign) NVDR	238,500	554,776
Khon Kaen Sugar Industry PCL (Foreign)	829,900	310,359
Kiatnakin Finance PCL (Foreign)	338,400	255,635
Kim Eng Securities Thailand PCL (Foreign)	531,800	208,424
Kim Eng Securities Thailand PCL (Foreign) NVDR	146,500	57,417
Krung Thai Bank PCL (Foreign)	6,013,200	1,583,131
*Krungthai Card PCL (Foreign)	115,200	44,460
L.P.N. Development PCL (Foreign)	1,590,700	333,131
Land & Houses PCL (Foreign)	942,800	170,649
Land & Houses PCL (Foreign) NVDR	3,864,600	653,253
Lanna Resources PCL (Foreign)	119,100	53,092
*Loxley PCL (Foreign)	1,996,500	149,327
Major Cineplex Group PCL (Foreign)	605,300	132,197
MBK Development PCL (Foreign)	134,200	269,002
Minor International PCL (Foreign)	134,292	42,990
Muramoto Electronic (Thailand) PCL (Foreign)	7,400	35,533
Polyplex PCL (Foreign)	373,900	64,321
Precious Shipping PCL (Foreign)	1,104,000	611,040
*Preuksa Real Estate PCL (Foreign)	160,000	74,675
Property Perfect PCL (Foreign)	1,383,500	165,565
PTT Aromatics & Refining PCL (Foreign)	1,690,243	1,077,103
PTT Chemical PCL (Foreign)	785,271	1,468,345
PTT Exploration & Production PCL (Foreign)	468,000	2,030,217
PTT PCL (Foreign)	600,400	4,311,025
Quality Houses PCL (Foreign)	9,065,600	678,055
Ratchaburi Electricity Generating Holding PCL (Foreign)	486,400	538,423
*Regional Container Lines PCL (Foreign)	384,200	125,289
Robinson Department Store PCL (Foreign)	623,500	174,412
Rojana Industrial Park PCL (Foreign)	602,000	185,508
Saha-Union PCL (Foreign)	297,800	160,371
*Sahaviriya Steel Industries PCL (Foreign)	8,303,400	310,524
Samart Corporation PCL (Foreign)	538,600	97,488
Samart I-Mobile PCL (Foreign)	1,746,000	91,414
Sansiri PCL (Foreign)	1,512,700	182,836
SC Asset Corp. PCL (Foreign)	430,100	146,691
Serm Suk PCL (Foreign) NVDR	112,700	51,250
*Shinawatra Satellite PCL (Foreign)	590,000	135,034
Siam Cement PCL (Foreign) (The)	89,100	557,125
Siam Cement PCL (Foreign) NVDR (The)	144,800	883,746
Siam City Bank PCL (Foreign)	1,481,300	1,050,316
Siam City Cement PCL (Foreign)	69,600	460,182
Siam City Cement PCL (Foreign) NVDR	9,100	60,168
Siam Commercial Bank PCL (Foreign)	700,900	1,619,881
*Siam Future Development PCL (Foreign)	387,400	36,161
Siam Makro PCL (Foreign)	110,300	263,169
*Sino-Thai Engineering & Construction PCL (Foreign)	1,560,800	310,526
Sri Trang Agro Industry PCL (Foreign)	91,900	45,366
Supalai PCL (Foreign)	2,095,700	351,112
*Tata Steel (Thailand) PCL (Foreign)	5,191,400	329,268
Thai Oil PCL (Foreign)	1,593,400	1,966,425
Thai Plastic & Chemicals PCL (Foreign)	551,200	300,130
Thai Reinsurance PCL (Foreign)	220,700	32,750

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	$142,932
Thai Union Frozen Products PCL (Foreign)	674,500	559,981
Thai Vegetable Oil PCL (Foreign)	359,025	170,785
Thanachart Capital PCL (Foreign)	1,330,200	783,992
Thoresen Thai Agencies PCL (Foreign)	610,720	488,759
Ticon Industrial Connection PCL (Foreign)	332,300	96,931
*Tipco Asphalt PCL (Foreign)	62,800	54,486
TIPCO Foods (Thailand) PCL (Foreign)	175,800	25,456
Tisco Financial Group PCL (Foreign)	731,000	472,389
*TMB Bank PCL (Foreign)	33,057,013	1,087,890
*TPI Polene PCL (Foreign)	1,060,200	304,500
*True Corp. PCL (Foreign)	4,254,700	440,427
Univanich Palm Oil PCL (Foreign)	15,000	34,779
Vanachai Group PCL (Foreign)	1,337,400	87,226
Vinythai PCL (Foreign)	563,300	110,385

TOTAL THAILAND		50,759,389

TURKEY — (2.3%)
Adana Cimento Sanayi Ticaret A.S.	39,666	15,991
Akbank T.A.S.	500,733	2,704,844
Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	441,438
Akenerji Elektrik Uretim A.S.	41,512	372,528
*Aksa Akrilik Kimya Sanayii A.S.	143,535	154,571
Aksigorta A.S.	283,115	855,035
Alarko Holding A.S.	212,893	536,285
*Albaraka Turk Katilim Bankasi A.S.	346,957	538,302
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	—	—
Anadolu Anonim Turk Sigorta Sirketi A.S.	438,395	361,856
*Anadolu Cam Sanayii A.S.	220,765	255,399
Anadolu Efes Biracilik ve Malt Sanayi A.S.	121,489	1,387,987
Anadolu Hayat Sigorta A.S.	76,697	202,120
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,994	45,997
*Arcelik A.S.	379,674	1,239,884
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	40,597	164,191
*Asya Katilim Bankasi A.S.	797,871	1,650,263
Ayen Enerji A.S.	58,827	102,438
Aygaz A.S.	227,736	806,690
Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	190,822
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,466	138,740
*Bati Anabolu Cimento A.S.	22,868	90,798
BIM BirlesikMagazalar A.S.	34,528	1,251,849
Bolu Cimento Sanayii A.S.	165,466	193,014
*Borusan Mannesmann Boru Sanayi A.S.	12,851	97,384
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	35
*Boyner Buyuk Magazacilik A.S.	20,255	14,459
BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	88,829
Bursa Cimento Fabrikasi A.S.	33,519	112,137
Celebi Hava Servisi A.S.	7,051	49,325
Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	391,723
Coca-Cola Icecek A.S.	63,006	486,478
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*Deva Holding A.S.	78,426	181,036
*Dogan Gazetecilik A.S.	63,205	123,252
*Dogan Sirketler Grubu Holding A.S.	1,736,358	1,142,348
*Dogan Yayin Holding A.S.	558,290	388,313
*Dogus Otomotiv Servis ve Ticaret A.S.	82,629	255,260
*Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	61,178
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	43,780
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	430,389

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Enka Insaat ve Sanayi A.S.	242,226	$977,470
*Eregli Demir ve Celik Fabrikalari Turk A.S.	1,392,183	3,779,283
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	8,502	309,706
Ford Otomotiv Sanayi A.S.	138,652	871,958
*Fortis Bank A.S.	18,516	24,787
*Global Yatirim Holding A.S.	192,034	102,619
*Goldas Kuyumculuk Sanayi A.S.	61,429	38,234
Goodyear Lastikleri T.A.S.	13,889	106,028
*GSD Holding A.S.	508,433	314,623
*Gubre Fabrikalari Ticaret A.S.	55,148	269,703
*Gunes Sigorta A.S.	135,452	174,972
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	476,337	507,848
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	252,538	180,464
*Ihlas Holding A.S.	541,734	182,784
*Izmir Demir Celik Sanayii A.S.	148,330	225,416
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	356,449	193,830
Karton Sanayi ve Ticaret A.S.	1,140	56,805
*Koc Holding A.S. Series B	773,989	1,971,702
Konya Cimento Sanayii A.S.	2,341	85,387
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	386,170	609,588
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	61,900	160,725
Mardin Cimento Sanayii ve Ticaret A.S.	97,379	467,572
*Marmari Marti Otel Isletmeleri A.S.	82,261	41,893
Marshall Boya ve Vernik Sanayii A.S.	1	7
*Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	57,596
*Net Holding A.S.	667,496	263,981
*Net Turizm Ticaret ve Sanayi A.S.	68,612	54,255
Nortel Networks Netas Telekomuenikasyon A.S.	13,360	392,960
Otobus Karoseri Sanayi A.S.	13,080	123,058
*Petkim Petrokimya Holding A.S.	201,203	969,964
Pinar Entegre Et ve Un Sanayi A.S.	17,450	43,615
Pinar Sut Mamulleri Sanayii A.S.	25,245	107,987
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	154,120
*Sekerbank T.A.S.	353,386	587,248
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	292,139	445,312
*Tat Konserve Sanayii A.S.	142,868	293,735
*TAV Havalimanlari Holding A.S.	212,306	580,572
*Tekfen Holding A.S.	217,059	621,519
*Tekstil Bankasi A.S.	163,669	113,083
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	55,514	87,724
Tofas Turk Otomobil Fabrikasi A.S.	289,397	727,069
*Trakya Cam Sanayii A.S.	448,567	527,440
Tupras-Turkiye Petrol Rafinerileri A.S.	201,255	3,456,754
Turcas Petrol A.S.	97,229	297,243
*Turk Ekonomi Bankasi A.S.	451,127	663,948
*Turk Hava Yollari A.S.	487,795	1,361,811
*Turk Sise ve Cam Fabrikalari A.S.	641,029	672,725
Turkcell Iletisim Hizmetleri A.S.	212,664	1,407,059
Turkcell Iletisim Hizmetleri A.S. ADR	33,488	550,208
Turkiye Garanti Bankasi A.S.	1,790,492	6,502,250
Turkiye Halk Bankasi A.S.	287,295	1,719,358
Turkiye Is Bankasi A.S.	1,005,134	3,806,767
*Turkiye Sinai Kalkinma Bankasi A.S.	667,909	654,257
*Turkiye Vakiflar Bankasi T.A.O.	1,477,654	3,583,426
Ulker Biskuvi Sanayi A.S.	170,028	397,721
*Uzel Makina Sanayii A.S.	63,028	32,704
*Vestel Elektronik Sanayi ve Ticaret A.S.	162,470	253,275
Yapi Kredi Sigorta A.S.	38,327	235,885
*Yapi ve Kredi Bankasi A.S.	765,888	1,574,694

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Zorlu Enerji Elektrik Uretim A.S.	216,198	$413,115

TOTAL TURKEY		62,954,812

TOTAL COMMON STOCKS		2,322,810,722

PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
*Aracruz Celulose SA Series B	90,000	168,086
#*Aracruz Celulose SA Sponsored ADR	84,000	1,564,080
Banco Bradesco SA	26,750	523,277
#Banco Bradesco SA Sponsored ADR	696,802	13,726,999
Brasil Telecom Participacoes SA ADR	26,766	1,347,133
#Brasil Telecom SA ADR	30,471	784,628
*Braskem SA Preferred A	58,000	381,926
*Braskem SA Preferred A Sponsored ADR	95,885	1,258,011
Centrais Electricas de Santa Catarina SA	28,250	563,364
Cia Vale do Rio Doce	738,786	17,065,957
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	45,314	2,741,044
Companhia de Bebidas das Americas	22,283	2,023,255
#Companhia de Bebidas das Americas Preferred ADR	34,600	3,116,768
Companhia de Tecidos Norte de Minas	79,300	261,993
Companhia de Transmissao de Energia Eletrica Paulista	30,100	833,833
Companhia Energetica de Minas Gerais SA	4,170	65,452
#Companhia Energetica de Minas Gerais SA Sponsored ADR	266,732	4,211,706
Companhia Energetica do Ceara Coelce Series A	19,200	300,272
Companhia Paranaense de Energia-Copel Series B	34,380	598,957
Companhia Paranaense de Energia-Copel Sponsored ADR	69,500	1,223,200
Confab Industrial SA	361,542	1,063,118
Contax Participacoes SA	14,000	627,838
Contax Participacoes SA ADR	46,700	99,471
Eletropaulo Metropolita SA Preferred A	17,020	322,024
*Empressa Metropolitanade Aguas e Energia SA	6,100	41,899
Forjas Taurus SA	158,631	624,943
Gerdau SA	45,600	687,262
#Gerdau SA Sponsored ADR	678,100	10,239,310
*Gol Linhas Aereas Inteligentes SA	78,200	799,046
*Inepar Industria e Construcoes SA	2,100	48,769
Investimentos Itau SA.	1,108,735	6,337,965
Klabin SA	971,000	2,315,054
Lojas Americanas SA	205,000	1,337,108
Mahle-Metal Leve SA Industria e Comercio	8,666	105,521
Marcopolo SA	221,600	762,316
Metalurgica Gerdau SA	394,900	7,251,939
*Net Servicos de Comunicacao SA	45,223	557,329
#Net Servicos de Comunicacao SA Preferred ADR	153,294	1,883,983
*Paranapanema SA	39,417	156,630
Randon e Participacoes SA	145,900	1,102,367
Sao Paulo Alpargatas SA	21,000	953,559
Saraiva SA Livreiros Editores	50,300	839,475
*Suzano Papel e Celullose SA	205,905	1,789,513
Tele Norte Leste Participacoes SA	27,000	513,454
#Tele Norte Leste Participacoes SA ADR	146,300	2,788,478
Telecomunicacoes de Sao Paulo SA	31,600	783,363
#Telecomunicacoes de Sao Paulo SA ADR	22,100	547,859
Telemar Norte Leste SA	57,300	1,803,311
Tim Participacoes SA	33,270	78,756
TIM Participacoes SA ADR	83,580	1,971,652
Trafo Equipamentos Electricos SA	54,900	87,885
Ultrapar Participacoes SA	120,659	5,284,311
Ultrapar Participacoes SA Sponsored ADR	3,000	132,240
Uniao de Industrias Petroquimicas SA Series B	867,609	522,063
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	8,625,000

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Vale SA Series A	237,528	$5,346,268
Vivo Participacoes SA	85,870	2,090,214
#*Votorantim Celulose e Papel SA Sponsored ADR	128,583	1,766,730
Whirlpool SA	51,787	106,123

TOTAL BRAZIL		125,154,087

INDIA — (0.0%)
*Ispat Industries, Ltd.	97,131	6,467

TOTAL PREFERRED STOCKS		125,160,554

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Eternit SA Rights 11/24/09	39,900	36,466

CHILE — (0.0%)
*Empresas La Polar SA Rights 11/27/09	1,612	638

CHINA — (0.0%)
#*New World China Land, Ltd. Rights 11/11/09	180,600	12,816

MALAYSIA — (0.0%)
*Eastern & Oriental Berhad Rights 11/09/09	241,866	22,681

PHILIPPINES — (0.0%)
*Security Bank Corp. Rights 11/11/09	56,892	33,455

SOUTH AFRICA — (0.0%)
*Super Group, Ltd. Rights 11/20/09	568,260	10,914

SOUTH KOREA — (0.0%)
*Pumyang Construction Co., Ltd. Rights 12/02/09	1,436	27

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 12/07/09	266,749	24,606
*Tyntek Corp. Rights 12/10/09	41,875	14,420

TOTAL TAIWAN		39,026

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	11,425,426	54,692
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	133,300	24,526
*Sansiri PCL (Foreign) Warrants	756,350	—
*Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	54,225	11,518
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	55,383	5,269

TOTAL THAILAND		96,005

TOTAL RIGHTS/WARRANTS		252,028

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $14,795,000 FHLMC 6.040%(r), 11/01/36, valued at $9,497,885) to be repurchased at $9,355,148	$9,355	9,355,000

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (10.6%)
§@DFA Short Term Investment Fund LP	288,996,329	$288,996,329
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $2,814,708) to be repurchased at $2,759,534	$2,760	2,759,518

TOTAL SECURITIES LENDING COLLATERAL		291,755,847

TOTAL INVESTMENTS — (100.0%) (Cost $2,300,286,128)		$2,749,334,151

See accompanying Notes to Financial Statements.

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (92.1%)
Consumer Discretionary — (8.5%)
#Abercrombie & Fitch Co.	33,482	$1,098,879
*Amazon.com, Inc.	126,572	15,038,019
#*Apollo Group, Inc. Class A	48,560	2,772,776
#*AutoNation, Inc.	35,918	619,226
*Autozone, Inc.	11,603	1,570,002
*Bed Bath & Beyond, Inc.	99,697	3,510,331
#Best Buy Co., Inc.	129,969	4,962,216
*Big Lots, Inc.	31,453	787,898
Black & Decker Corp.	22,904	1,081,527
Carnival Corp.	166,799	4,857,187
CBS Corp. Class B	257,996	3,036,613
#Coach, Inc.	121,087	3,992,238
Comcast Corp. Class A	1,092,473	15,840,859
#D.R. Horton, Inc.	105,020	1,151,019
#Darden Restaurants, Inc.	53,081	1,608,885
DeVry, Inc.	23,569	1,303,130
#*DIRECTV Group, Inc. (The)	171,135	4,500,850
Disney (Walt) Co.	707,515	19,364,686
#Eastman Kodak Co.	102,099	382,871
*Expedia, Inc.	80,162	1,817,273
Family Dollar Stores, Inc.	53,190	1,505,277
*Ford Motor Co.	1,226,281	8,583,967
Fortune Brands, Inc.	57,196	2,227,784
#*GameStop Corp. Class A	62,688	1,522,692
Gannett Co., Inc.	89,365	877,564
Gap, Inc.	183,301	3,911,643
#Genuine Parts Co.	60,730	2,124,943
*Goodyear Tire & Rubber Co.	92,084	1,186,042
H&R Block, Inc.	127,644	2,340,991
Harley-Davidson, Inc.	89,296	2,225,256
*Harman International Industries, Inc.	26,392	992,603
Hasbro, Inc.	47,929	1,307,024
#Home Depot, Inc.	648,891	16,280,675
International Game Technology	112,795	2,012,263
#*Interpublic Group of Cos., Inc.	185,053	1,114,019
#J.C. Penney Co., Inc.	89,790	2,974,743
Johnson Controls, Inc.	255,253	6,105,652
#KB Home	28,163	399,351
*Kohl’s Corp.	116,329	6,656,345
#Leggett & Platt, Inc.	59,438	1,148,937
#Lennar Corp. Class A	58,705	739,683
#Limited Brands, Inc.	101,642	1,788,899
Lowe’s Cos., Inc.	562,477	11,007,675
Macy’s, Inc.	160,084	2,812,676
#Marriott International, Inc. Class A	95,692	2,398,042
#Mattel, Inc.	137,032	2,594,016
McDonald’s Corp.	415,454	24,349,759
McGraw-Hill Cos., Inc.	119,838	3,448,938
Meredith Corp.	13,862	375,106
#*New York Times Co. Class A (The)	44,003	350,704
#Newell Rubbermaid, Inc.	105,714	1,533,910
News Corp. Class A	855,886	9,859,807
#NIKE, Inc. Class B	147,987	9,201,832
#Nordstrom, Inc.	62,711	1,992,956
*Office Depot, Inc.	104,586	632,745
Omnicom Group, Inc.	118,302	4,055,393
#*O’Reilly Automotive, Inc.	52,054	1,940,573
#Polo Ralph Lauren Corp.	22,011	1,638,059

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Pulte Homes, Inc.	120,324	$1,084,119
*RadioShack Corp.	47,651	804,825
Scripps Networks Interactive, Inc.	33,964	1,282,481
#*Sears Holdings Corp.	18,996	1,289,069
#Sherwin-Williams Co.	37,184	2,120,975
Snap-On, Inc.	21,970	802,564
Stanley Works (The)	30,208	1,366,308
#Staples, Inc.	274,981	5,967,088
*Starbucks Corp.	280,599	5,325,769
#Starwood Hotels & Resorts Worldwide, Inc.	71,123	2,066,834
Target Corp.	286,217	13,861,489
#Tiffany & Co.	47,246	1,856,295
Time Warner Cable, Inc.	134,137	5,290,363
Time Warner, Inc.	451,338	13,594,301
TJX Cos., Inc. (The)	161,352	6,026,497
V.F. Corp.	33,941	2,411,169
*Viacom, Inc. Class B	231,022	6,373,897
Washington Post Co.	2,361	1,019,952
#Whirlpool Corp.	28,181	2,017,478
Wyndham Worldwide Corp.	67,995	1,159,315
#*Wynn Resorts, Ltd.	26,245	1,423,004
Yum! Brands, Inc.	177,609	5,852,217

Total Consumer Discretionary		318,511,038

Consumer Staples — (11.0%)
Altria Group, Inc.	788,525	14,280,188
Archer-Daniels-Midland Co.	244,411	7,361,659
Avon Products, Inc.	162,531	5,209,119
#Brown-Forman Corp. Class B	42,292	2,064,273
Campbell Soup Co.	73,347	2,328,767
Clorox Co.	53,046	3,141,915
Coca-Cola Co.	882,204	47,030,295
Coca-Cola Enterprises, Inc.	120,739	2,302,493
Colgate-Palmolive Co.	189,741	14,919,335
ConAgra, Inc.	168,296	3,534,216
*Constellation Brands, Inc. Class A	75,643	1,196,672
Costco Wholesale Corp.	165,550	9,411,518
CVS Caremark Corp.	549,409	19,394,138
*Dean Foods Co.	68,630	1,251,125
*Dr Pepper Snapple Group, Inc.	96,703	2,636,124
Estee Lauder Cos., Inc.	44,927	1,909,398
General Mills, Inc.	123,879	8,166,104
H.J. Heinz Co.	119,985	4,828,196
Hershey Co. (The)	63,128	2,385,607
Hormel Foods Corp.	26,567	968,633
J.M. Smucker Co.	45,279	2,387,562
Kellogg Co.	97,646	5,032,675
Kimberly-Clark Corp.	157,789	9,650,375
Kraft Foods, Inc.	561,489	15,452,177
Kroger Co. (The)	247,994	5,736,101
Lorillard, Inc.	62,871	4,886,334
#McCormick & Co., Inc.	49,749	1,741,712
Molson Coors Brewing Co.	59,692	2,923,117
Pepsi Bottling Group, Inc.	54,836	2,053,060
PepsiCo, Inc.	593,045	35,908,875
Philip Morris International, Inc.	736,409	34,876,330
Procter & Gamble Co.	1,111,163	64,447,454
Reynolds American, Inc.	64,330	3,118,718
Safeway, Inc.	158,553	3,540,488
Sara Lee Corp.	264,823	2,989,852
SUPERVALU, Inc.	80,700	1,280,709

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sysco Corp.	224,988	$5,950,933
#Tyson Foods, Inc. Class A	116,228	1,455,175
Walgreen Co.	377,779	14,291,380
Wal-Mart Stores, Inc.	822,201	40,846,946
*Whole Foods Market, Inc.	53,477	1,714,473

Total Consumer Staples		414,604,221

Energy — (11.4%)
Anadarko Petroleum Corp.	186,733	11,377,642
Apache Corp.	127,812	12,029,665
#Baker Hughes, Inc.	117,964	4,962,745
BJ Services Co.	111,205	2,135,136
Cabot Oil & Gas Corp.	39,455	1,517,834
*Cameron International Corp.	83,693	3,094,130
#Chesapeake Energy Corp.	244,264	5,984,468
Chevron Corp.	763,458	58,435,075
ConocoPhillips	564,511	28,327,162
CONSOL Energy, Inc.	68,789	2,944,857
#*Denbury Resources, Inc.	94,956	1,386,358
Devon Energy Corp.	168,945	10,932,431
#Diamond Offshore Drilling, Inc.	26,458	2,520,125
El Paso Corp.	266,931	2,618,593
ENSCO International, Inc.	54,225	2,482,963
EOG Resources, Inc.	95,905	7,831,602
Exxon Mobil Corp.	1,829,468	131,117,972
*FMC Technologies, Inc.	46,615	2,451,949
Halliburton Co.	343,265	10,026,771
Hess Corp.	110,806	6,065,520
Marathon Oil Corp.	269,417	8,613,261
Massey Energy Co.	32,536	946,472
Murphy Oil Corp.	72,640	4,441,210
#*Nabors Industries, Ltd.	108,128	2,252,306
*National-Oilwell, Inc.	159,200	6,525,608
Noble Energy, Inc.	66,008	4,332,105
Occidental Petroleum Corp.	308,646	23,420,058
Peabody Energy Corp.	101,888	4,033,746
#Pioneer Natural Resources Co.	43,802	1,800,700
Range Resources Corp.	59,864	2,996,193
Rowan Cos., Inc.	43,300	1,006,725
Schlumberger, Ltd.	455,987	28,362,391
#Smith International, Inc.	83,954	2,328,044
*Southwestern Energy Co.	131,140	5,715,081
Spectra Energy Corp.	245,884	4,701,302
Sunoco, Inc.	44,501	1,370,631
#Tesoro Petroleum Corp.	53,123	751,159
Valero Energy Corp.	214,231	3,877,581
Williams Cos., Inc. (The)	221,923	4,183,249
XTO Energy, Inc.	220,870	9,179,357

Total Energy		429,080,177

Financials — (12.5%)
Aflac, Inc.	177,977	7,384,266
Allstate Corp.	204,191	6,037,928
American Express Co.	452,705	15,772,242
#*American International Group, Inc.	51,230	1,722,353
Ameriprise Financial, Inc.	97,073	3,365,521
AON Corp.	104,489	4,023,871
Assurant, Inc.	44,892	1,343,618
Bank of America Corp.	3,293,490	48,019,084
Bank of New York Mellon Corp.	457,892	12,207,401
BB&T Corp.	259,467	6,203,856

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Capital One Financial Corp.	173,196	$6,338,974
#*CB Richard Ellis Group, Inc.	91,429	946,290
Charles Schwab Corp. (The)	362,369	6,283,478
Chubb Corp.	133,200	6,462,864
Cincinnati Financial Corp.	61,911	1,570,063
Citigroup, Inc.	4,964,744	20,305,803
CME Group, Inc.	25,287	7,652,099
Comerica, Inc.	57,526	1,596,347
Discover Financial Services	203,931	2,883,584
#*E*TRADE Financial Corp.	548,126	800,264
#Federated Investors, Inc.	33,679	884,074
Fifth Third Bancorp.	302,760	2,706,674
*First Horizon National Corp.	83,228	984,587
Franklin Resources, Inc.	56,992	5,963,073
Genworth Financial, Inc.	183,187	1,945,446
Goldman Sachs Group, Inc.	194,617	33,117,975
Hartford Financial Services Group, Inc.	146,282	3,586,835
Hudson City Bancorp, Inc.	179,555	2,359,353
Huntington Bancshares, Inc.	271,933	1,036,065
#*IntercontinentalExchange, Inc.	27,853	2,790,592
Invesco, Ltd.	158,383	3,349,800
#Janus Capital Group, Inc.	69,329	909,596
JPMorgan Chase & Co.	1,497,052	62,531,862
#KeyCorp.	334,444	1,802,653
#Legg Mason, Inc.	61,819	1,799,551
*Leucadia National Corp.	72,360	1,625,929
Lincoln National Corp.	115,001	2,740,474
Loews Corp.	138,469	4,583,324
#M&T Bank Corp.	31,432	1,975,501
#Marsh & McLennan Cos., Inc.	199,409	4,678,135
Marshall & Ilsley Corp.	191,909	1,020,956
*MBIA, Inc.	60,176	244,315
MetLife, Inc.	311,639	10,605,075
#Moody’s Corp.	74,662	1,767,996
Morgan Stanley	517,407	16,619,113
*NASDAQ OMX Group, Inc. (The)	54,025	975,692
Northern Trust Corp.	91,897	4,617,824
NYSE Euronext, Inc.	98,976	2,558,530
#People’s United Financial, Inc.	132,618	2,125,867
#Plum Creek Timber Co., Inc.	61,979	1,939,323
PNC Financial Services Group, Inc.	175,646	8,596,115
#Principal Financial Group, Inc.	121,412	3,040,156
*Progressive Corp.	258,329	4,133,264
Prudential Financial, Inc.	176,254	7,971,968
Regions Financial Corp.	452,320	2,189,229
*SLM Corp.	178,009	1,726,687
State Street Corp.	188,242	7,902,399
#SunTrust Banks, Inc.	189,893	3,628,855
T. Rowe Price Group, Inc.	97,500	4,751,175
#Torchmark Corp.	31,495	1,278,697
Travelers Cos., Inc. (The)	216,059	10,757,578
#U.S. Bancorp	727,850	16,900,677
Unum Group	126,162	2,516,932
Wells Fargo & Co.	1,778,388	48,941,238
XL Capital, Ltd.	130,258	2,137,534
Zions Bancorporation	48,131	681,535

Total Financials		471,920,135

Health Care — (11.7%)
Abbott Laboratories	588,498	29,760,344
Aetna, Inc.	166,166	4,325,301

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Allergan, Inc.	117,063	$6,584,794
AmerisourceBergen Corp.	113,159	2,506,472
*Amgen, Inc.	386,571	20,770,460
Bard (C.R.), Inc.	37,160	2,789,601
Baxter International, Inc.	229,440	12,403,526
Becton Dickinson & Co.	91,131	6,229,715
*Biogen Idec, Inc.	109,961	4,632,657
*Boston Scientific Corp.	573,874	4,659,857
Bristol-Myers Squibb Co.	754,098	16,439,336
Cardinal Health, Inc.	136,924	3,880,426
*CareFusion Corp.	68,526	1,532,927
*Celgene Corp.	174,588	8,912,717
*Cephalon, Inc.	28,416	1,550,945
Cigna Corp.	103,813	2,890,154
*Coventry Health Care, Inc.	56,940	1,129,120
*DaVita, Inc.	39,590	2,099,458
#DENTSPLY International, Inc.	56,566	1,864,415
Eli Lilly & Co.	384,920	13,091,129
*Express Scripts, Inc.	104,464	8,348,763
*Forest Laboratories, Inc.	114,842	3,177,678
*Genzyme Corp.	102,900	5,206,740
*Gilead Sciences, Inc.	344,234	14,647,157
*Hospira, Inc.	61,322	2,737,414
*Humana, Inc.	64,585	2,427,104
IMS Health, Inc.	69,431	1,137,974
#*Intuitive Surgical, Inc.	14,441	3,557,540
Johnson & Johnson	1,049,083	61,948,351
*King Pharmaceuticals, Inc.	94,460	956,880
*Laboratory Corp. of America Holdings	41,227	2,840,128
*Life Technologies Corp.	67,129	3,166,475
McKesson Corp.	101,314	5,950,171
*Medco Health Solutions, Inc.	180,344	10,120,905
Medtronic, Inc.	421,338	15,041,767
#Merck & Co., Inc.	802,803	24,830,697
*Millipore Corp.	21,145	1,416,926
#*Mylan, Inc.	116,233	1,887,624
#*Patterson Cos., Inc.	35,388	903,456
PerkinElmer, Inc.	44,426	826,768
Pfizer, Inc.	3,069,869	52,279,869
Quest Diagnostics, Inc.	59,396	3,322,018
Schering-Plough Corp.	622,008	17,540,626
*St. Jude Medical, Inc.	132,469	4,514,544
Stryker Corp.	107,450	4,942,700
*Tenet Healthcare Corp.	164,825	843,904
*Thermo Fisher Scientific, Inc.	155,375	6,991,875
UnitedHealth Group, Inc.	442,510	11,483,134
#*Varian Medical Systems, Inc.	47,787	1,958,311
*Waters Corp.	36,361	2,088,212
*Watson Pharmaceuticals, Inc.	40,248	1,385,336
*WellPoint, Inc.	180,844	8,456,265
*Zimmer Holdings, Inc.	81,581	4,288,713

Total Health Care		439,279,379

Industrials — (9.2%)
3M Co.	265,836	19,557,555
Avery Dennison Corp.	42,919	1,530,062
B.F. Goodrich Co.	47,197	2,565,157
#Boeing Co.	276,538	13,218,516
Burlington Northern Santa Fe Corp.	99,669	7,507,069
#C.H. Robinson Worldwide, Inc.	64,098	3,532,441
#Caterpillar, Inc.	236,514	13,022,461

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Cintas Corp.	50,021	$1,385,082
CSX Corp.	149,236	6,294,774
#Cummins, Inc.	76,823	3,307,998
#Danaher Corp.	98,591	6,726,864
Deere & Co.	161,007	7,333,869
#Dover Corp.	70,857	2,669,892
#Dun & Bradstreet Corp. (The)	20,085	1,537,708
Eaton Corp.	63,040	3,810,768
Emerson Electric Co.	286,115	10,800,841
Equifax, Inc.	48,108	1,317,197
#Expeditors International of Washington, Inc.	80,754	2,601,894
#Fastenal Co.	50,323	1,736,144
FedEx Corp.	118,899	8,642,768
*First Solar, Inc.	18,365	2,239,244
Flowserve Corp.	21,290	2,090,891
Fluor Corp.	68,471	3,041,482
General Dynamics Corp.	146,596	9,191,569
General Electric Co.	4,045,427	57,687,789
Honeywell International, Inc.	286,292	10,275,020
Illinois Tool Works, Inc.	146,604	6,732,056
#*Iron Mountain, Inc.	68,608	1,676,093
ITT Industries, Inc.	69,436	3,520,405
#*Jacobs Engineering Group, Inc.	47,170	1,994,819
L-3 Communications Holdings, Inc.	44,378	3,208,086
Lockheed Martin Corp.	122,905	8,454,635
Masco Corp.	136,740	1,606,695
#*Monster Worldwide, Inc.	47,928	695,915
Norfolk Southern Corp.	139,952	6,524,562
Northrop Grumman Corp.	121,097	6,070,593
#Paccar, Inc.	138,308	5,174,102
Pall Corp.	44,893	1,424,904
Parker Hannifin Corp.	61,106	3,236,174
Pitney Bowes, Inc.	78,820	1,931,090
Precision Castparts Corp.	53,378	5,091,194
#*Quanta Services, Inc.	79,648	1,688,538
R. R. Donnelley & Sons Co.	78,153	1,569,312
#Raytheon Co.	148,232	6,711,945
Republic Services, Inc.	122,699	3,179,131
#Robert Half International, Inc.	57,812	1,341,238
#Rockwell Automation, Inc.	54,040	2,212,938
#Rockwell Collins, Inc.	60,012	3,023,405
Ryder System, Inc.	21,300	863,715
Southwest Airlines Co.	282,254	2,370,934
#*Stericycle, Inc.	32,377	1,695,583
#Textron, Inc.	102,873	1,829,082
Union Pacific Corp.	191,978	10,585,667
United Parcel Service, Inc.	378,570	20,321,638
United Technologies Corp.	358,323	22,018,948
#W.W. Grainger, Inc.	23,822	2,232,836
#Waste Management, Inc.	187,557	5,604,203

Total Industrials		348,215,491

Information Technology — (17.5%)
#*Adobe Systems, Inc.	199,856	6,583,257
#*Advanced Micro Devices, Inc.	213,484	982,026
*Affiliated Computer Services, Inc. Class A	37,170	1,936,185
*Agilent Technologies, Inc.	131,377	3,250,267
#*Akamai Technologies, Inc.	65,629	1,443,838
Altera Corp.	111,990	2,216,282
#Amphenol Corp.	65,255	2,618,031
Analog Devices, Inc.	110,986	2,844,571

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Apple, Inc.	341,019	$64,282,082
Applied Materials, Inc.	507,718	6,194,160
*Autodesk, Inc.	87,454	2,180,228
Automatic Data Processing, Inc.	191,159	7,608,128
*BMC Software, Inc.	70,040	2,602,686
*Broadcom Corp.	164,237	4,370,347
CA, Inc.	151,544	3,170,300
#*Ciena Corp.	34,849	408,779
*Cisco Sytems, Inc.	2,195,717	50,172,133
*Citrix Systems, Inc.	69,681	2,561,474
*Cognizant Technology Solutions Corp.	111,619	4,314,074
*Computer Sciences Corp.	57,749	2,928,452
*Compuware Corp.	90,425	638,401
*Convergys Corp.	46,766	507,411
#Corning, Inc.	591,800	8,646,198
*Dell, Inc.	655,130	9,492,834
*eBay, Inc.	427,370	9,517,530
*Electronic Arts, Inc.	123,158	2,246,402
*EMC Corp.	769,753	12,677,832
Fidelity National Information Services, Inc.	118,567	2,580,018
*Fiserv, Inc.	58,769	2,695,734
*FLIR Systems, Inc.	57,665	1,603,664
*Google, Inc.	91,589	49,102,695
Harris Corp.	49,895	2,081,619
Hewlett-Packard Co.	902,618	42,838,250
Intel Corp.	2,131,047	40,724,308
International Business Machines Corp.	499,027	60,187,646
*Intuit, Inc.	122,984	3,575,145
Jabil Circuit, Inc.	70,197	939,236
*JDS Uniphase Corp.	82,608	461,779
#*Juniper Networks, Inc.	199,558	5,090,725
#KLA-Tencor Corp.	64,969	2,112,142
#*Lexmark International, Inc.	29,727	758,038
#Linear Technology Corp.	84,622	2,190,017
*LSI Corp.	248,171	1,270,636
MasterCard, Inc. Class A	36,526	7,999,925
*McAfee, Inc.	59,842	2,506,183
*MEMC Electronic Materials, Inc.	85,101	1,056,954
#Microchip Technology, Inc.	69,645	1,668,694
*Micron Technology, Inc.	322,377	2,188,940
Microsoft Corp.	2,951,141	81,835,140
#Molex, Inc.	51,741	966,004
Motorola, Inc.	873,799	7,488,457
#National Semiconductor Corp.	89,101	1,152,967
*NetApp, Inc.	128,047	3,463,671
*Novell, Inc.	132,018	539,954
*Novellus Systems, Inc.	37,149	764,526
*Nvidia Corp.	208,536	2,494,091
Oracle Corp.	1,486,799	31,371,459
#Paychex, Inc.	122,300	3,474,543
*QLogic Corp.	44,958	788,563
QUALCOMM, Inc.	632,808	26,204,579
*Red Hat, Inc.	71,570	1,847,222
#*Salesforce.com, Inc.	41,539	2,357,338
*Sandisk Corp.	86,436	1,770,209
*Sun Microsystems, Inc.	286,790	2,345,942
*Symantec Corp.	310,065	5,450,943
*Tellabs, Inc.	150,815	907,906
*Teradata Corp.	65,400	1,823,352
#*Teradyne, Inc.	66,456	556,237
Texas Instruments, Inc.	480,199	11,260,667

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Total System Services, Inc.	75,049	$1,198,533
#*VeriSign, Inc.	73,421	1,674,733
*Western Digital Corp.	85,533	2,880,751
Western Union Co.	267,065	4,852,571
Xerox Corp.	330,841	2,487,924
#Xilinx, Inc.	105,073	2,285,338
*Yahoo!, Inc.	454,106	7,220,285

Total Information Technology		661,490,161

Materials — (3.1%)
Air Products & Chemicals, Inc.	79,974	6,168,395
Airgas, Inc.	31,087	1,379,019
AK Steel Holding Corp.	41,643	660,874
#Alcoa, Inc.	370,924	4,606,876
Allegheny Technologies, Inc.	37,334	1,152,127
#Ball Corp.	35,828	1,767,395
Bemis Co., Inc.	41,111	1,061,897
CF Industries Holdings, Inc.	18,088	1,505,826
Dow Chemical Co.	435,353	10,222,088
du Pont (E.I.) de Nemours & Co.	343,985	10,945,603
Eastman Chemical Co.	27,662	1,452,532
#Ecolab, Inc.	90,154	3,963,170
FMC Corp.	27,596	1,410,156
Freeport-McMoRan Copper & Gold, Inc. Class B	156,762	11,500,060
#International Flavors & Fragrances, Inc.	30,070	1,145,366
International Paper Co.	164,743	3,675,416
MeadWestavco Corp.	65,139	1,487,123
Monsanto Co.	207,818	13,961,213
Newmont Mining Corp.	186,532	8,106,681
Nucor Corp.	119,789	4,773,592
*Owens-Illinois, Inc.	64,099	2,043,476
*Pactiv Corp.	50,236	1,159,949
PPG Industries, Inc.	62,777	3,542,506
Praxair, Inc.	116,791	9,277,877
Sealed Air Corp.	60,443	1,162,319
#Sigma-Aldrich Corp.	46,372	2,408,098
#*Titanium Metals Corp.	32,306	277,832
#United States Steel Corp.	54,560	1,881,774
#Vulcan Materials Co.	47,580	2,190,107
#Weyerhaeuser Co.	80,459	2,923,880

Total Materials		117,813,227

Real Estate Investment Trusts — (1.0%)
#Apartment Investment & Management Co. Class A	44,555	550,254
#AvalonBay Communities, Inc.	30,429	2,092,907
Boston Properties, Inc.	52,756	3,205,982
#Equity Residential	104,297	3,012,097
#HCP, Inc.	111,576	3,301,534
#Health Care REIT, Inc.	45,638	2,024,958
Host Marriott Corp.	229,891	2,324,198
#Kimco Realty Corp.	143,275	1,810,996
#ProLogis	168,564	1,909,830
#Public Storage	51,624	3,799,526
Simon Property Group, Inc.	107,758	7,315,691
#Ventas, Inc.	59,591	2,391,387
Vornado Realty Trust	59,432	3,539,770

Total Real Estate Investment Trusts		37,279,130

Telecommunication Services — (2.8%)
*American Tower Corp.	150,228	5,531,395

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
AT&T, Inc.	2,246,012	$57,655,128
CenturyTel, Inc.	113,161	3,673,206
Frontier Communications Corp.	118,909	852,578
#*MetroPCS Communications, Inc.	99,201	618,022
#Qwest Communications International, Inc.	564,344	2,025,995
*Sprint Nextel Corp.	1,094,778	3,240,543
Verizon Communications, Inc.	1,081,364	31,997,561
Windstream Corp.	166,246	1,602,611

Total Telecommunication Services		107,197,039

Utilities — (3.4%)
*AES Corp.	253,916	3,318,682
Allegheny Energy, Inc.	64,518	1,472,301
#Ameren Corp.	88,840	2,162,366
American Electric Power Co., Inc.	181,504	5,485,051
CenterPoint Energy, Inc.	147,094	1,853,384
#CMS Energy Corp.	87,144	1,159,015
#Consolidated Edison, Inc.	104,681	4,258,423
Constellation Energy Group, Inc.	76,375	2,361,515
#Dominion Resources, Inc.	226,600	7,724,794
#DTE Energy Co.	62,611	2,315,355
Duke Energy Corp.	493,637	7,809,337
#*Dynegy, Inc.	192,997	385,994
Edison International, Inc.	124,029	3,946,603
Entergy Corp.	74,534	5,718,248
EQT Corp.	49,832	2,085,968
Exelon Corp.	250,898	11,782,170
FirstEnergy Corp.	116,044	5,022,384
FPL Group, Inc.	156,635	7,690,778
#Integrys Energy Group, Inc.	29,092	1,006,583
#Nicor, Inc.	17,215	638,332
NiSource, Inc.	104,816	1,354,223
Northeast Utilities, Inc.	66,726	1,538,034
Pepco Holdings, Inc.	84,062	1,255,046
PG&E Corp.	141,113	5,770,111
Pinnacle West Capital Corp.	38,525	1,206,603
PPL Corp.	143,356	4,220,401
Progress Energy, Inc.	106,323	3,990,302
*Public Service Enterprise Group, Inc.	192,617	5,739,987
Questar Corp.	66,325	2,642,388
SCANA Corp.	41,976	1,420,468
Sempra Energy	93,395	4,805,173
Southern Co.	303,041	9,451,849
#TECO Energy, Inc.	81,368	1,166,817
#Wisconsin Energy Corp.	44,506	1,943,577
#Xcel Energy, Inc.	173,485	3,268,457

Total Utilities		127,970,719

TOTAL COMMON STOCKS		3,473,360,717

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $25,855,000, FNMA 6.50%, 06/25/39 valued at $27,826,444) to be repurchased at $27,414,434	$27,414	27,414,000

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund LP	269,088,352	$269,088,352
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $2,507,470 FHLMC 5.793%(r), 01/01/37, valued at $1,408,594) to be repurchased at $1,367,576	$1,368	1,367,567

TOTAL SECURITIES LENDING COLLATERAL		270,455,919

TOTAL INVESTMENTS — (100.0%) (Cost $3,544,033,089)		$3,771,230,636

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (93.1%)
Consumer Discretionary — (15.5%)
#*AutoNation, Inc.	307,114	$5,294,645
Carnival Corp.	2,624,598	76,428,294
CBS Corp.	4,758	56,144
CBS Corp. Class B	3,870,469	45,555,420
#*Clear Channel Outdoor Holdings, Inc.	94,100	641,762
Comcast Corp. Class A	11,512,642	166,933,309
Comcast Corp. Special Class A	3,396,043	47,612,523
#*Discovery Communications, Inc. (25470F104)	584,895	16,084,612
*Discovery Communications, Inc. (25470F302)	563,115	13,526,022
#Disney (Walt) Co.	4,577,802	125,294,441
#*Expedia, Inc.	1,028,174	23,308,705
Fortune Brands, Inc.	669,010	26,057,940
#J.C. Penney Co., Inc.	815,260	27,009,564
#Lennar Corp. Class A	180,100	2,269,260
#*Liberty Global, Inc. Class A	529,579	10,872,257
#*Liberty Global, Inc. Series C	383,654	7,895,599
*Liberty Media Corp. Entertainment Class A	2,954,309	91,051,803
*Liberty Media Corp. Interactive Class A	3,585,265	40,656,905
#Macy’s, Inc.	1,848,030	32,469,887
*MGM Mirage	149,600	1,386,792
#*Mohawk Industries, Inc.	392,417	16,807,220
News Corp. Class A	5,810,104	66,932,398
#News Corp. Class B	2,307,061	31,376,030
#*Royal Caribbean Cruises, Ltd.	663,875	13,430,191
#*Sears Holdings Corp.	539,227	36,591,944
*Ticketmaster Entertainment, Inc.	73,729	711,485
Time Warner Cable, Inc.	1,980,956	78,128,905
Time Warner, Inc.	6,114,193	184,159,493
#*Toll Brothers, Inc.	904,000	15,657,280
Washington Post Co.	24,866	10,742,112
Wendy’s/Arby’s Group, Inc.	834,900	3,297,855
#Whirlpool Corp.	322,215	23,067,372
#Wyndham Worldwide Corp.	419,361	7,150,105

Total Consumer Discretionary		1,248,458,274

Consumer Staples — (5.9%)
Archer-Daniels-Midland Co.	1,723,060	51,898,567
#Bunge, Ltd.	245,372	14,000,926
*Constellation Brands, Inc. Class A	855,902	13,540,370
Corn Products International, Inc.	428,526	12,075,863
CVS Caremark Corp.	4,840,631	170,874,274
Del Monte Foods Co.	150,209	1,622,257
J.M. Smucker Co.	526,102	27,741,358
Kraft Foods, Inc.	2,137,904	58,835,118
Molson Coors Brewing Co.	757,690	37,104,079
PepsiAmericas, Inc.	521,775	15,256,701
*Ralcorp Holdings, Inc.	79,900	4,290,630
Safeway, Inc.	1,005,594	22,454,914
SUPERVALU, Inc.	1,327,679	21,070,266
#Tyson Foods, Inc. Class A	1,926,959	24,125,527

Total Consumer Staples		474,890,850

Energy — (13.0%)
Anadarko Petroleum Corp.	2,760,568	168,201,408
BJ Services Co.	567,800	10,901,760
Cabot Oil & Gas Corp.	214,857	8,265,549
#Chesapeake Energy Corp.	2,647,458	64,862,721
#Cimarex Energy Co.	368,647	14,436,217

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
ConocoPhillips	5,213,766	$261,626,778
ENSCO International, Inc.	614,773	28,150,456
#Helmerich & Payne, Inc.	470,183	17,876,358
Hess Corp.	624,400	34,179,656
Marathon Oil Corp.	3,280,335	104,872,310
#*Nabors Industries, Ltd.	649,438	13,527,794
*National-Oilwell, Inc.	1,160,300	47,560,697
Noble Energy, Inc.	464,500	30,485,135
#Patterson-UTI Energy, Inc.	419,900	6,542,042
#Pioneer Natural Resources Co.	650,933	26,759,856
*Plains Exploration & Production Co.	345,600	9,158,400
*Pride International, Inc.	644,204	19,042,670
Rowan Cos., Inc.	456,566	10,615,160
#Smith International, Inc.	631,653	17,515,738
Sunoco, Inc.	155,000	4,774,000
#Tesoro Petroleum Corp.	321,700	4,548,838
#Tidewater, Inc.	273,715	11,405,704
Valero Energy Corp.	1,735,295	31,408,840
#*Whiting Petroleum Corp.	120,503	6,796,369
XTO Energy, Inc.	2,156,495	89,623,932

Total Energy		1,043,138,388

Financials — (29.1%)
*Allegheny Corp.	36,844	9,211,000
Allied World Assurance Co. Holdings, Ltd.	45,300	2,027,628
Allstate Corp.	2,596,315	76,773,035
American Financial Group, Inc.	689,393	16,959,068
#American National Insurance Co.	92,588	7,730,172
#*AmeriCredit Corp.	88,688	1,565,343
Ameriprise Financial, Inc.	283,766	9,838,167
*Arch Capital Group, Ltd.	57,368	3,864,882
Aspen Insurance Holdings, Ltd.	176,521	4,554,242
Assurant, Inc.	294,109	8,802,682
Axis Capital Holdings, Ltd.	305,766	8,833,580
Bank of America Corp.	16,675,426	243,127,711
Bank of New York Mellon Corp.	1,972,678	52,591,595
#BB&T Corp.	273,886	6,548,614
#Capital One Financial Corp.	1,815,684	66,454,034
Chubb Corp.	1,669,873	81,022,238
Cincinnati Financial Corp.	990,152	25,110,255
Citigroup, Inc.	19,573,191	80,054,351
#City National Corp.	60,935	2,295,421
CME Group, Inc.	203,881	61,696,429
#*CNA Financial Corp.	1,676,585	36,499,255
#Comerica, Inc.	630,208	17,488,272
Discover Financial Services	1,976,830	27,952,376
Endurance Specialty Holdings, Ltd.	7,900	284,321
#Everest Re Group, Ltd.	181,300	15,861,937
Fidelity National Financial, Inc.	945,859	12,835,307
Fifth Third Bancorp	2,042,900	18,263,526
First American Corp.	567,231	17,238,150
*First Horizon National Corp.	631,085	7,465,736
First Niagara Financial Group, Inc.	100,726	1,293,322
Genworth Financial, Inc.	1,169,100	12,415,842
Hanover Insurance Group, Inc.	304,654	12,813,747
Hartford Financial Services Group, Inc.	1,483,798	36,382,727
#HCC Insurance Holdings, Inc.	468,789	12,371,342
Huntington Bancshares, Inc.	726,500	2,767,965
Invesco, Ltd.	752,003	15,904,863
JPMorgan Chase & Co.	7,983,370	333,465,365
KeyCorp	1,129,300	6,086,927

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#Legg Mason, Inc.	433,647	$12,623,464
Lincoln National Corp.	1,331,373	31,726,619
#Loews Corp.	2,592,160	85,800,496
#M&T Bank Corp.	474,420	29,817,297
#*Markel Corp.	7,885	2,544,490
Marshall & Ilsley Corp.	221,900	1,180,508
#Mercury General Corp.	171,128	6,239,327
MetLife, Inc.	4,663,914	158,712,993
#Morgan Stanley	3,619,297	116,251,820
*NASDAQ OMX Group, Inc. (The)	200,000	3,612,000
#New York Community Bancorp, Inc.	2,039,500	22,026,600
NYSE Euronext, Inc.	1,013,866	26,208,436
#Old Republic International Corp.	1,432,884	15,303,201
PartnerRe, Ltd.	90,832	6,946,831
People’s United Financial, Inc.	252,479	4,047,238
PNC Financial Services Group, Inc.	1,190,568	58,266,398
Prudential Financial, Inc.	1,918,000	86,751,140
#Raymond James Financial, Inc.	35,371	835,109
Regions Financial Corp.	1,100,600	5,326,904
Reinsurance Group of America, Inc.	509,512	23,488,503
RenaissanceRe Holdings, Ltd.	106,328	5,582,220
#SunTrust Banks, Inc.	1,508,760	28,832,404
Transatlantic Holdings, Inc.	295,249	14,910,074
Travelers Cos., Inc. (The)	3,328,076	165,704,904
Unum Group	1,898,589	37,876,851
#W. R. Berkley Corp.	667,640	16,504,061
#Wesco Financial Corp.	19,877	6,519,656
White Mountains Insurance Group, Ltd.	30,224	9,374,578

Total Financials		2,339,465,549

Health Care — (5.1%)
Aetna, Inc.	1,077,768	28,054,301
*Boston Scientific Corp.	4,237,207	34,406,121
Cardinal Health, Inc.	380,120	10,772,601
*CareFusion Corp.	164,010	3,668,904
#*Community Health Systems, Inc.	370,974	11,604,067
*Coventry Health Care, Inc.	343,613	6,813,846
#*Hologic, Inc.	697,338	10,306,656
*Humana, Inc.	283,046	10,636,869
*Inverness Medical Innovations, Inc.	223,740	8,504,357
*King Pharmaceuticals, Inc.	1,215,010	12,308,051
#Omnicare, Inc.	582,523	12,623,273
#PerkinElmer, Inc.	424,381	7,897,730
Teleflex, Inc.	52,080	2,590,980
*Thermo Fisher Scientific, Inc.	1,056,245	47,531,025
UnitedHealth Group, Inc.	2,406,388	62,445,769
*Watson Pharmaceuticals, Inc.	631,400	21,732,788
*WellPoint, Inc.	2,580,122	120,646,505

Total Health Care		412,543,843

Industrials — (13.7%)
#*AGCO Corp.	126,940	3,568,283
Burlington Northern Santa Fe Corp.	1,930,415	145,398,858
#CSX Corp.	2,287,204	96,474,265
#Eaton Corp.	395,650	23,917,042
#FedEx Corp.	599,693	43,591,684
General Electric Co.	18,139,800	258,673,548
#*Hertz Global Holdings, Inc.	820,911	7,642,681
#Ingersoll-Rand P.L.C.	635,764	20,083,785
#*Kansas City Southern	206,873	5,012,533
#Masco Corp.	1,592,858	18,716,082

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Norfolk Southern Corp.	2,186,220	$101,921,576
#Northrop Grumman Corp.	1,926,678	96,584,368
#Pentair, Inc.	341,927	9,950,076
R. R. Donnelley & Sons Co.	920,372	18,481,070
Republic Services, Inc.	548,028	14,199,405
#Ryder System, Inc.	319,005	12,935,653
Southwest Airlines Co.	4,297,932	36,102,629
SPX Corp.	50,000	2,639,000
Timken Co.	217,642	4,794,653
Tyco International, Ltd.	336,967	11,305,243
Union Pacific Corp.	2,835,808	156,366,453
*URS Corp.	356,821	13,866,064

Total Industrials		1,102,224,951

Information Technology — (3.3%)
*Activision Blizzard, Inc.	1,656,656	17,941,584
*Arrow Electronics, Inc.	505,000	12,796,700
*Avnet, Inc.	860,267	21,317,416
AVX Corp.	179,574	2,032,778
*Computer Sciences Corp.	946,932	48,018,922
Fidelity National Information Services, Inc.	935,123	20,348,276
*IAC/InterActiveCorp	815,025	15,436,574
*Ingram Micro, Inc.	969,555	17,112,646
#*Micron Technology, Inc.	3,863,757	26,234,910
*Sandisk Corp.	606,339	12,417,823
*Tellabs, Inc.	1,931,218	11,625,932
Tyco Electronics, Ltd.	1,547,828	32,891,345
#Xerox Corp.	3,910,956	29,410,389

Total Information Technology		267,585,295

Materials — (3.6%)
#Alcoa, Inc.	4,317,440	53,622,605
Ashland, Inc.	160,300	5,536,762
Commercial Metals Co.	104,500	1,550,780
#Dow Chemical Co.	3,993,594	93,769,587
#International Paper Co.	1,909,245	42,595,256
MeadWestavco Corp.	1,023,001	23,355,113
Reliance Steel & Aluminum Co.	300,700	10,969,536
Steel Dynamics, Inc.	52,700	705,653
#United States Steel Corp.	346,600	11,954,234
#Weyerhaeuser Co.	1,105,551	40,175,723

Total Materials		284,235,249

Telecommunication Services — (3.4%)
#AT&T, Inc.	8,438,300	216,611,161
#*Sprint Nextel Corp.	9,790,408	28,979,608
Telephone & Data Systems, Inc.	309,373	9,163,628
Telephone & Data Systems, Inc. Special Shares	174,000	4,802,400
*United States Cellular Corp.	264,225	9,673,277
Verizon Communications, Inc.	26	769

Total Telecommunication Services		269,230,843

Utilities — (0.5%)
*AES Corp.	528,748	6,910,736
*Calpine Corp.	989,786	11,125,195
#*Mirant Corp.	321,125	4,489,328
*NRG Energy, Inc.	103,100	2,370,269
*Public Service Enterprise Group, Inc.	62,200	1,853,560
Questar Corp.	207,166	8,253,493

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
*RRI Energy, Inc.	834,099	$4,395,702

Total Utilities		39,398,283

TOTAL COMMON STOCKS		7,481,171,525

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $39,850,000 FNMA 6.50%, 6/25/39, valued at $42,888,563) to be repurchased at $42,250,669	$42,250	42,250,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.4%)
§@DFA Short Term Investment Fund LP	512,733,772	512,733,772
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $3,853,074 FHLMC 5.793%(r), 01/01/37 & 5.945%(r), 07/01/37, valued at $2,684,003) to be repurchased at $2,605,845	$2,606	2,605,828

TOTAL SECURITIES LENDING COLLATERAL		515,339,600

TOTAL INVESTMENTS — (100.0%) (Cost $6,877,390,667)		$8,038,761,125

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (85.2%)
AUSTRALIA — (4.5%)
#*Alumina, Ltd. Sponsored ADR	87,059	$503,201
Amcor, Ltd.	2,026,464	10,435,306
Amcor, Ltd. Sponsored ADR	77,103	1,570,588
Australia & New Zealand Banking Group, Ltd.	3,343,351	68,191,374
#Bendigo Bank, Ltd.	238,547	1,933,236
BlueScope Steel, Ltd.	2,708,973	7,179,189
#Boral, Ltd.	1,212,600	6,185,111
#*Caltex Australia, Ltd.	265,507	2,407,251
#Crown, Ltd.	726,400	5,287,521
CSR, Ltd. (6238645)	2,438,600	4,147,596
CSR, Ltd. (B58VXV1)	426,755	739,474
#Downer EDI, Ltd.	480,526	3,657,956
#Fairfax Media, Ltd.	2,908,662	4,122,034
Goodman Fielder, Ltd.	2,376,765	3,409,367
Harvey Norman Holdings, Ltd.	113,157	400,883
*Incitec Pivot, Ltd.	2,357,913	5,500,234
Insurance Australia Group, Ltd.	2,620,594	8,815,390
Lend Lease Corp., Ltd.	629,285	5,216,216
#Macquarie Group, Ltd.	410,696	17,986,733
National Australia Bank, Ltd.	2,465,437	65,140,887
OneSteel, Ltd.	1,673,037	4,542,208
Origin Energy, Ltd.	167,471	2,401,339
*OZ Minerals, Ltd.	3,889,713	4,067,350
Qantas Airways, Ltd.	2,226,972	5,537,350
#Sims Metal Management, Ltd.	90,490	1,595,361
Suncorp-Metway, Ltd.	2,617,468	20,473,493
TABCORP Holdings, Ltd.	1,277,891	8,151,750
Tatts Group, Ltd.	1,434,845	3,177,050
#Toll Holdings, Ltd.	69,091	523,719
#Washington H. Soul Pattinson & Co., Ltd.	113,801	1,362,176
Wesfarmers, Ltd.	1,898,047	47,362,464

TOTAL AUSTRALIA		322,023,807

AUSTRIA — (0.5%)
#Erste Group Bank AG	303,609	12,205,974
OMV AG	383,710	15,812,244
Voestalpine AG	180,281	6,164,525

TOTAL AUSTRIA		34,182,743

BELGIUM — (0.5%)
Delhaize Group SA	201,237	13,670,396
#Delhaize Group SA Sponsored ADR	52,900	3,586,620
#*KBC Groep NV	78,843	3,375,020
Solvay SA	55,827	5,482,055
#UCB SA	278,888	11,905,862

TOTAL BELGIUM		38,019,953

CANADA — (7.6%)
Astral Media, Inc. Class A	40,138	1,188,505
#Bank of Montreal	764,416	35,364,969
Barrick Gold Corp.	375,441	13,518,027
BCE, Inc.	651,325	15,584,127
Canadian Pacific Railway, Ltd.	427,751	18,540,291
#Canadian Tire Corp. Class A	166,647	8,422,831
*CGI Group, Inc.	400,789	4,896,660
#Empire Co., Ltd. Class A	65,500	2,602,324
EnCana Corp.	671,498	37,234,767
Ensign Energy Services, Inc.	128,319	1,840,498

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
Fairfax Financial Holdings, Inc.	46,500	$16,633,940
#George Weston, Ltd.	109,600	5,587,113
Gerdau Ameristeel Corp.	403,761	2,746,343
Goldcorp, Inc.	442,407	16,264,452
Industrial Alliance Insurance & Financial Services, Inc.	140,300	3,601,991
Inmet Mining Corp.	87,300	4,626,202
Intact Financial Corp.	128,700	3,913,156
Loblaw Cos., Ltd.	184,013	5,077,980
Magna International, Inc. Class A	243,268	9,602,122
Manitoba Telecom Services, Inc.	40,500	1,175,643
#Manulife Financial Corp.	2,074,478	38,918,630
Metro, Inc. Class A	137,300	4,282,496
National Bank of Canada	135,767	7,075,367
Onex Corp.	110,200	2,486,005
*Sino-Forest Corp.	278,730	3,923,162
#Sun Life Financial, Inc.	1,262,400	34,918,564
Suncor Energy, Inc.	1,020,281	33,869,501
Talisman Energy, Inc.	1,787,820	30,500,584
*Teck Resources, Ltd. Class B	1,418,230	41,168,712
#Thomson Reuters Corp.	1,832,184	58,281,755
#Toronto Dominion Bank	944,998	53,867,637
TransCanada Corp.	292,621	8,967,527
#*Viterra, Inc.	460,598	4,384,418
Yamana Gold, Inc.	1,625,161	17,242,131

TOTAL CANADA		548,308,430

DENMARK — (1.1%)
A.P. Moller - Maersk A.S.	3,478	23,747,910
Carlsberg A.S. Series B	277,074	19,425,578
#Danisco A.S.	107,780	6,721,474
*Danske Bank A.S.	965,053	22,163,991
*Jyske Bank A.S.	93,150	3,476,738
#*Sydbank A.S.	60,841	1,488,032

TOTAL DENMARK		77,023,723

FINLAND — (0.6%)
Kesko Oyj	152,447	5,073,299
Sampo Oyj	503,782	12,058,152
Stora Enso Oyj Series R	1,183,538	8,958,178
Stora Enso Oyj Sponsored ADR	91,500	689,910
#UPM-Kymmene Oyj	1,070,295	12,845,032
UPM-Kymmene Oyj Sponsored ADR	69,300	826,749

TOTAL FINLAND		40,451,320

FRANCE — (8.3%)
#*Air France-KLM SA	320,673	4,916,514
#AXA SA	2,818,397	70,093,978
#AXA SA Sponsored ADR	140,900	3,494,320
BNP Paribas SA	913,891	68,847,185
Capgemini SA	259,094	12,002,899
#Casino Guichard Perrachon SA	93,798	7,453,321
Ciments Francais SA	26,702	2,909,965
CNP Assurances SA	72,302	6,986,719
#Compagnie de Saint-Gobain SA	846,142	41,232,265
Compagnie Generale des Establissements Michelin SA Series B	218,195	16,163,226
Credit Agricole SA	1,845,722	35,355,091
#European Aeronautic Defence & Space Co. EADS NV	968,650	18,138,440
France Telecom SA	690,822	17,117,707
*GDF Suez SA	100,344	4,195,124
#Lafarge SA	467,217	37,923,901

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Lagardere SCA	238,722	$10,785,307
#*Peugeot SA	325,797	10,612,551
PPR SA	161,317	17,580,856
#*Renault SA	500,084	22,379,134
Safran SA	312,438	5,040,487
#Schneider Electric SA	311,215	32,362,873
SCOR SE	193,766	4,931,514
#Societe Generale Paris SA	913,312	60,662,002
#STMicroelectronics NV	1,542,301	12,377,343
Vivendi SA	2,686,677	74,534,678

TOTAL FRANCE		598,097,400

GERMANY — (7.4%)
Allianz SE	442,712	50,712,808
Allianz SE Sponsored ADR	2,834,240	32,168,624
#Bayerische Motoren Werke AG	915,762	44,797,554
#*Commerzbank AG	1,089,462	11,355,014
#Daimler AG (5529027)	1,684,003	81,364,327
#Daimler AG (D1668R123)	404,583	19,513,038
#Deutsche Bank AG (5750355)	774,190	56,245,973
#Deutsche Bank AG (D18190898)	128,363	9,194,642
#Deutsche Lufthansa AG	464,311	7,169,646
#*Deutsche Postbank AG	14,003	434,041
#Deutsche Telekom AG	2,621,866	35,693,819
Deutsche Telekom AG Sponsored ADR	2,809,150	38,035,891
E.ON AG	545,840	20,855,107
#Fraport AG	41,329	1,945,832
Generali Deutschland Holding AG	33,484	3,149,955
#*Hannover Rueckversicherung AG	110,141	4,994,555
Heidelberger Zement AG	58,318	3,475,436
Hochtief AG	8,774	656,241
#Linde AG	133,956	13,925,660
Munchener Rueckversicherungs-Gesellschaft AG	388,934	61,534,351
Porsche Automobil Holding SE	190,907	14,602,883
*Salzgitter AG	79,216	7,128,508
SCA Hygiene Products SE	3,195	1,522,487
#ThyssenKrupp AG	409,120	13,148,388
#*TUI AG	265,715	1,840,362

TOTAL GERMANY		535,465,142

GREECE — (0.3%)
*Agricultural Bank of Greece S.A.	285,278	808,603
*Alpha Bank A.E.	214,210	4,129,970
*EFG Eurobank Ergasias S.A.	61,225	969,817
Hellenic Petroleum S.A.	355,700	4,311,585
Marfin Investment Group S.A.	323,492	1,288,925
#National Bank of Greece S.A. ADR	619,230	4,501,802
*Piraeus Bank S.A.	174,541	3,009,200

TOTAL GREECE		19,019,902

HONG KONG — (2.7%)
*Cathay Pacific Airways, Ltd.	2,498,000	4,047,441
Cheung Kong Holdings, Ltd.	3,224,000	41,120,708
*Dah Sing Financial Holdings, Ltd.	176,400	995,902
Great Eagle Holdings, Ltd.	471,721	1,232,322
Hang Lung Group, Ltd.	1,737,000	8,795,011
Henderson Land Development Co., Ltd.	1,995,000	14,116,669
Hong Kong & Shanghai Hotels, Ltd.	1,164,505	1,666,562
Hopewell Holdings, Ltd.	1,129,000	3,587,647
Hutchison Whampoa, Ltd.	5,568,000	39,081,157

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hysan Development Co., Ltd.	1,029,302	$3,020,220
New World Development Co., Ltd.	4,135,660	8,891,315
Pacific Basin Shipping, Ltd.	301,000	221,579
#Sino Land Co., Ltd.	2,559,315	4,900,059
Sinotrans Shipping, Ltd.	1,275,000	572,602
Sun Hung Kai Properties, Ltd.	2,274,000	34,337,122
Wharf Holdings, Ltd.	3,509,740	19,030,072
Wheelock & Co., Ltd.	3,482,000	11,231,223
Wheelock Properties, Ltd.	1,565,000	1,085,874

TOTAL HONG KONG		197,933,485

IRELAND — (0.0%)
CRH P.L.C. Sponsored ADR	2,341	57,893

ITALY — (2.9%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	10,828,144
Banca Popolare di Milano Scarl	982,340	7,308,954
*Banco Popolare Scarl	426,228	3,702,705
#*Fiat SpA	443,245	6,598,916
Fondiaria - SAI SpA	167,605	3,054,740
#*Intesa Sanpaolo SpA	11,201,860	47,142,793
#Italcementi SpA	273,413	3,935,555
Telecom Italia SpA	5,476,933	8,700,840
#Telecom Italia SpA Sponsored ADR	1,874,500	29,729,570
*UniCredito SpA	19,413,366	65,038,767
Unione di Banche Italiane ScpA	1,533,872	21,909,611
#*Unipol Gruppo Finanziario SpA	1,822,774	2,642,839

TOTAL ITALY		210,593,434

JAPAN — (11.7%)
#77 Bank, Ltd. (The)	737,372	4,243,571
#*AEON Co., Ltd.	1,607,900	14,341,543
Aisin Seiki Co., Ltd.	282,500	7,182,732
Ajinomoto Co., Inc.	1,130,000	10,605,762
Amada Co., Ltd.	631,000	3,860,332
Aoyama Trading Co., Ltd.	105,500	1,690,680
*Aozora Bank, Ltd.	943,000	1,114,962
Asahi Glass Co., Ltd.	1,414,000	11,912,693
#Asatsu-DK, Inc.	32,500	640,929
Awa Bank, Ltd. (The)	65,600	341,777
Bank of Iwate, Ltd. (The)	19,600	1,161,271
Bank of Kyoto, Ltd. (The)	353,400	3,206,866
Bridgestone Corp.	807,000	13,308,004
Canon Marketing Japan, Inc.	124,900	2,023,563
#Chiba Bank, Ltd. (The)	823,000	5,075,357
Chudenko Corp.	41,100	608,129
Chugoku Bank, Ltd. (The)	240,800	3,251,522
Citizen Holdings Co., Ltd.	377,500	2,124,119
#Coca-Cola West Co., Ltd.	90,707	1,684,922
Comsys Holdings Corp.	149,000	1,472,604
Cosmo Oil Co., Ltd.	1,085,364	2,851,115
Credit Saison Co., Ltd.	168,300	1,881,426
Dai Nippon Printing Co., Ltd.	1,348,000	16,889,628
Daicel Chemical Industries, Ltd.	515,000	3,109,942
#Daido Steel Co., Ltd.	398,000	1,354,628
Daishi Bank, Ltd. (The)	573,932	2,090,712
Daiwa House Industry Co., Ltd.	916,000	9,786,139
#Dentsu, Inc.	52,700	1,129,049
DIC Corp.	596,000	975,467
*Elpida Memory, Inc.	39,200	512,150
*Fuji Electric Holdings Co., Ltd.	181,780	337,791

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Fuji Heavy Industries, Ltd.	1,286,000	$5,025,424
*Fuji Television Network, Inc.	555	815,489
FUJIFILM Holdings Corp.	1,257,700	35,755,504
Fujikura, Ltd.	609,000	2,936,354
Fukuoka Financial Group, Inc.	1,446,000	5,287,134
Glory, Ltd.	75,400	1,659,103
Gunma Bank, Ltd. (The)	585,397	3,049,802
#H2O Retailing Corp.	198,000	1,203,406
Hachijuni Bank, Ltd. (The)	993,231	5,876,067
#Hakuhodo Dy Holdings, Inc.	29,940	1,503,793
Higo Bank, Ltd. (The)	376,000	2,225,776
*Hino Motors, Ltd.	217,000	802,194
Hitachi Chemical Co., Ltd.	6,300	125,072
Hitachi High-Technologies Corp.	35,600	589,672
#Hitachi Transport System, Ltd.	111,000	1,455,965
*Hitachi, Ltd.	6,574,000	21,226,498
*Hitachi, Ltd. Sponsored ADR	144,840	4,653,709
Hokkoku Bank, Ltd. (The)	435,409	1,708,616
#House Foods Corp.	117,000	1,863,018
Hyakugo Bank, Ltd. (The)	475,028	2,271,711
Hyakujishi Bank, Ltd. (The)	329,000	1,355,835
#Idemitsu Kosan Co., Ltd.	46,924	3,441,084
#Isetan Mitsukoshi Holdings, Ltd.	705,700	6,763,322
*Isuzu Motors, Ltd.	1,099,000	2,323,674
Itochu Corp.	343,000	2,168,029
#*J Front Retailing Co., Ltd.	905,000	4,289,809
Joyo Bank, Ltd. (The)	842,000	3,704,175
JS Group Corp.	561,100	9,157,444
JTEKT Corp.	208,300	2,200,452
Juroku Bank, Ltd.	400,000	1,431,060
Kagoshima Bank, Ltd. (The)	358,143	2,644,699
Kajima Corp.	1,104,000	2,584,767
Kamigumi Co., Ltd.	488,000	3,665,658
#Kandenko Co., Ltd.	129,000	795,619
Kaneka Corp.	580,542	3,779,424
Kansai Paint Co., Ltd.	64,000	541,552
#*Kawasaki Kisen Kaisha, Ltd.	753,087	2,744,038
Keiyo Bank, Ltd. (The)	317,000	1,523,545
Kinden Corp.	285,000	2,314,625
*Kobe Steel, Ltd.	3,785,000	6,878,464
Kuraray Co., Ltd.	30,500	314,864
Kyocera Corp.	327,900	27,505,650
#Kyocera Corp. Sponsored ADR	13,600	1,135,192
#Marui Group Co., Ltd.	542,642	3,117,172
#Mazda Motor Corp.	2,017,000	4,552,092
Medipal Holdings Corp.	168,100	2,347,503
*Meiji Holdings Co., Ltd.	51,095	2,081,051
Mitsubishi Chemical Holdings Corp.	2,412,500	8,958,586
*Mitsubishi Gas Chemical Co., Inc.	566,000	2,610,761
Mitsubishi Heavy Industries, Ltd.	7,188,000	25,417,348
Mitsubishi Logistics Corp.	199,000	2,165,109
*Mitsubishi Materials Corp.	1,745,000	4,601,377
#Mitsubishi Rayon Co., Ltd.	307,000	1,060,452
Mitsubishi Tanabe Pharma Corp.	385,000	4,915,204
#Mitsui Chemicals, Inc.	1,351,800	4,642,520
*Mitsui Mining & Smelting Co., Ltd.	385,000	992,054
Musashino Bank, Ltd.	37,500	1,071,868
Nagase & Co., Ltd.	235,889	2,869,101
Namco Bandai Holdings, Inc.	162,600	1,662,560
Nanto Bank, Ltd. (The)	263,000	1,427,559
#*NEC Corp.	4,453,101	12,657,266

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#NGK Spark Plug Co., Ltd.	145,000	$1,643,333
Nippon Express Co., Ltd.	1,602,238	6,560,618
Nippon Kayaku Co., Ltd.	7,000	62,623
#Nippon Meat Packers, Inc.	360,536	4,227,230
Nippon Mining Holdings, Inc.	1,899,050	8,472,073
Nippon Oil Corp.	3,113,050	15,340,349
Nippon Paper Group, Inc.	188,900	5,012,951
Nippon Sheet Glass Co., Ltd.	1,141,739	3,364,278
Nippon Shokubai Co., Ltd.	231,000	1,941,496
Nippon Television Network Corp.	10,680	1,391,886
*Nippon Yusen K.K.	1,279,000	4,721,208
Nishi-Nippon Bank, Ltd.	1,193,569	2,952,678
*Nissan Motor Co., Ltd.	4,991,500	36,119,215
#Nissay Dowa General Insurance Co., Ltd.	383,000	1,699,964
Nisshin Steel Co., Ltd.	1,226,000	2,046,021
#Nisshinbo Holdings, Inc.	305,000	2,997,718
NOK Corp.	112,600	1,494,005
NSK, Ltd.	477,000	2,771,257
NTN Corp.	70,000	264,315
#Obayashi Corp.	1,393,682	5,262,857
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,144,275
#Oji Paper Co., Ltd.	1,756,000	7,641,694
#Onward Holdings Co., Ltd.	278,000	1,725,747
#Panasonic Electric Works Co., Ltd.	575,000	7,258,163
Ricoh Co., Ltd.	1,423,000	19,338,909
Rohm Co., Ltd.	178,000	11,804,415
San-in Godo Bank, Ltd. (The)	309,900	2,694,654
#Sapporo Hokuyo Holdings, Inc.	428,000	1,444,752
#SBI Holdings, Inc.	17,223	3,164,679
#Seiko Epson Corp.	249,600	3,858,497
Seino Holdings Co., Ltd.	295,000	2,182,953
Sekisui Chemical Co., Ltd.	849,000	5,135,210
Sekisui House, Ltd.	1,147,000	9,918,951
#Sharp Corp.	706,000	7,532,589
Shiga Bank, Ltd.	326,185	2,023,578
Shimachu Co., Ltd.	70,700	1,671,411
#Shimizu Corp.	831,000	3,186,498
#*Shinsei Bank, Ltd.	1,290,000	1,682,910
#Shizuoka Bank, Ltd.	38,000	377,567
#Showa Denko K.K.	1,456,000	2,802,507
Sohgo Security Services Co., Ltd.	101,300	1,172,377
Sojitz Corp.	2,136,700	3,944,714
Sony Corp.	652,500	19,267,546
Sony Corp. Sponsored ADR	1,725,386	50,709,095
Sumco Corp.	59,600	1,137,368
Sumitomo Bakelite Co., Ltd.	347,000	1,636,368
Sumitomo Chemical Co., Ltd.	1,982,000	7,896,805
Sumitomo Corp.	2,756,900	26,763,189
Sumitomo Electric Industries, Ltd.	1,567,000	19,015,183
Sumitomo Forestry Co., Ltd.	158,000	1,210,489
*Sumitomo Heavy Industries, Ltd.	384,000	1,742,238
Sumitomo Rubber Industries, Ltd.	230,300	2,122,983
#Sumitomo Trust & Banking Co., Ltd.	2,806,000	14,619,243
Suzuken Co., Ltd.	94,400	3,340,722
#*Taiheiyo Cement Corp.	1,638,800	1,902,677
Taisei Corp.	1,831,703	3,594,713
#Takashimaya Co., Ltd.	459,634	3,099,092
TDK Corp.	208,700	11,999,382
#Teijin, Ltd.	1,866,862	5,486,727
Toda Corp.	385,000	1,283,405
Tokuyama Corp.	382,000	2,400,336

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyo Broadcasting System, Inc.	60,700	$905,383
Tokyo Steel Manufacturing Co., Ltd.	191,400	2,506,851
Toppan Printing Co., Ltd.	1,218,000	10,885,786
#Tosoh Corp.	884,000	2,376,873
#Toyo Seikan Kaisha, Ltd.	342,249	5,749,746
Toyobo Co., Ltd.	743,000	1,152,667
Toyota Auto Body Co., Ltd.	105,100	1,952,084
*Toyota Tsusho Corp.	435,400	6,225,376
TV Asahi Corp.	755	1,147,958
UNY Co., Ltd.	323,750	2,404,752
Yamaguchi Financial Group, Inc.	362,148	3,460,012
Yamaha Corp.	285,400	2,948,457
#Yamaha Motor Co., Ltd.	397,300	4,731,153
*Yokogawa Electric Corp.	74,600	604,619
Yokohama Rubber Co., Ltd.	410,000	1,795,791

TOTAL JAPAN		849,344,450

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.7%)
*Aegon NV	3,202,429	22,761,054
#ArcelorMittal NV	2,446,831	82,806,981
*ING Groep NV	3,093,625	40,259,293
#*ING Groep NV Sponsored ADR	538,200	6,942,780
Koninklijke Ahold NV	1,318,845	16,612,403
Koninklijke DSM NV	443,200	19,418,373
Philips Electronics NV	3,072,622	77,186,781
Philips Electronics NV ADR	133,700	3,354,533

TOTAL NETHERLANDS		269,342,198

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	929,259	4,138,385
Fletcher Building, Ltd.	685,164	4,047,301

TOTAL NEW ZEALAND		8,185,686

NORWAY — (1.0%)
#*DnB NOR ASA Series A	2,507,294	28,722,407
#*Marine Harvest ASA	5,002,000	3,629,062
#*Norsk Hydro ASA	2,002,345	13,123,305
*Norsk Hydro ASA Sponsored ADR	59,900	401,330
#Orkla ASA	2,700,350	24,964,057
#*Storebrand ASA	713,900	4,851,286

TOTAL NORWAY		75,691,447

PORTUGAL — (0.2%)
Banco BPI SA	275,646	929,774
#Banco Comercial Portugues SA	3,941,284	5,618,638
Banco Espirito Santo SA	747,704	5,518,458
Cimpor Cimentos de Portugal SA	129,009	1,005,451

TOTAL PORTUGAL		13,072,321

SINGAPORE — (1.6%)
#Capitaland, Ltd.	5,173,000	15,001,103
City Developments, Ltd.	884,000	6,193,525
DBS Group Holdings, Ltd.	4,164,750	38,138,997
Fraser & Neave, Ltd.	2,351,450	6,402,182
Jardine Cycle & Carriage, Ltd.	28,324	465,142
Neptune Orient Lines, Ltd.	1,457,000	1,621,584
#Overseas-Chinese Banking Corp., Ltd.	3,238,777	17,453,380

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Singapore Airlines, Ltd.	1,568,600	$15,042,479
#*Singapore Airport Terminal Services, Ltd.	1,145,078	2,001,087
Singapore Land, Ltd.	532,000	2,082,638
United Industrial Corp., Ltd.	1,391,000	1,795,865
United Overseas Bank, Ltd.	528,000	6,329,063
UOL Group, Ltd.	1,376,600	3,284,172
Venture Corp., Ltd.	48,000	306,205
Wheelock Properties, Ltd.	476,000	591,055

TOTAL SINGAPORE		116,708,477

SPAIN — (4.7%)
Acciona SA	73,176	8,914,017
Acerinox SA	155,237	3,087,220
#Banco Bilbao Vizcaya SA Sponsored ADR	385,925	6,869,465
#Banco de Sabadell SA	2,431,718	16,416,332
#Banco Espanol de Credito SA	218,246	2,762,397
#Banco Popular Espanol SA	2,035,899	18,134,989
Banco Santander SA	5,654,108	90,987,342
Banco Santander SA Sponsored ADR	5,549,048	89,117,711
Criteria Caixacorp SA	1,702,347	8,298,618
#Fomento de Construcciones y Contratas SA	38,756	1,576,531
Gas Natural SDG SA	549,680	11,043,487
Iberdrola Renovables SA	1,953,105	8,681,835
#Mapfre SA	359,181	1,539,222
Repsol YPF SA	1,204,043	32,053,183
#Repsol YPF SA Sponsored ADR	1,332,613	35,447,506
*Sacyr Vallehermoso SA	107,104	1,620,346

TOTAL SPAIN		336,550,201

SWEDEN — (2.9%)
#Boliden AB	91,703	1,104,224
Holmen AB Series A	6,300	176,579
Holmen AB Series B	146,100	3,942,996
#Nordea Bank AB	6,583,962	70,668,421
#*Skandinaviska Enskilda Banken AB Series A	2,552,148	15,458,949
*Skandinaviska Enskilda Banken AB Series C	9,800	66,633
#SSAB AB Series A	507,586	7,737,518
#SSAB AB Series B	233,785	3,268,952
Svenska Cellulosa AB	57,000	781,203
Svenska Cellulosa AB Series B	1,586,671	21,802,524
#Svenska Handelsbanken AB Series A	740,000	19,123,005
#*Swedbank AB Series A	363,437	3,130,853
Tele2 AB Series B	857,471	12,498,320
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	706,832	7,351,053
TeliaSonera AB.	3,615,084	23,960,555
#Volvo AB Series A	898,101	8,294,065
Volvo AB Series B	1,028,966	9,744,638

TOTAL SWEDEN		209,110,488

SWITZERLAND — (6.3%)
#Adecco SA	366,804	16,390,414
Baloise-Holding AG	200,163	17,138,340
Banque Cantonale Vaudoise	7,063	2,660,418
Compagnie Financiere Richemont SA Series A	1,205,682	33,751,706
Credit Suisse Group AG	1,755,349	93,836,004
#Credit Suisse Group AG Sponsored ADR	840,377	44,792,094
GAM Holdings, Ltd.	38,097	464,786
Givaudan SA	15,362	11,403,803
#*Holcim, Ltd.	650,248	41,384,888
*Julius Baer Group, Ltd.	38,097	1,434,161

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#PSP Swiss Property AG	95,780	$5,374,738
St. Galler Kantonalbank AG	5,534	2,519,876
#Swatch Group AG	34,658	8,092,532
Swiss Life Holding AG	123,557	14,800,026
Swiss Reinsurance Co., Ltd. AG	738,155	30,058,111
*UBS AG	3,481,616	58,055,052
Zurich Financial Services AG	322,012	73,738,360

TOTAL SWITZERLAND		455,895,309

UNITED KINGDOM — (16.6%)
*Anglo American P.L.C.	1,329,421	48,102,581
Associated British Foods P.L.C.	1,637,844	22,178,287
Aviva P.L.C.	7,396,866	46,253,871
#*Barclays P.L.C. Sponsored ADR	2,451,654	51,239,569
#*British Airways P.L.C.	2,372,765	7,046,439
Carnival P.L.C.	658,867	20,425,788
#Carnival P.L.C. ADR	218,000	6,753,640
*easyJet P.L.C.	687,918	4,049,542
Friends Provident Group P.L.C.	5,399,716	7,199,159
#HSBC Holdings P.L.C. Sponsored ADR	3,278,400	181,590,576
International Power P.L.C.	6,384,014	26,504,435
Investec P.L.C.	1,003,281	7,161,546
*Kazakhmys P.L.C.	729,615	12,984,716
Kingfisher P.L.C.	9,743,172	35,612,473
#Ladbrokes P.L.C.	861,132	1,715,434
Legal & General Group P.L.C.	15,758,133	20,219,946
Mondi P.L.C.	877,217	4,841,991
Old Mutual P.L.C.	9,616,350	16,690,338
Pearson P.L.C.	820,157	11,148,222
#Pearson P.L.C. Sponsored ADR	1,845,066	25,111,348
Rexam P.L.C.	3,544,129	16,048,596
*Rolls-Royce Group P.L.C. (3283648)	1,317,228	9,714,334
*Rolls-Royce Group P.L.C. (B3XLQZ7)	79,033,680	129,714
*Royal Bank of Scotland Group P.L.C.	15,142,602	10,347,950
#Royal Dutch Shell P.L.C. ADR	2,252,783	131,021,859
RSA Insurance Group P.L.C.	13,252,463	26,261,469
SABmiller P.L.C.	1,174,082	30,774,654
Sainsbury (J.) P.L.C.	5,000,726	26,987,115
Schroders P.L.C.	123,678	2,223,821
Schroders P.L.C. Non-Voting	63,155	932,375
Standard Chartered P.L.C.	927,972	22,765,064
Thomas Cook Group P.L.C.	1,861,207	6,232,613
Tomkins P.L.C. Sponsored ADR	330,800	3,599,104
Vodafone Group P.L.C.	34,976,333	77,082,062
#Vodafone Group P.L.C. Sponsored ADR	7,395,974	164,116,663
Whitbread P.L.C.	653,031	13,585,022
William Morrison Supermarkets P.L.C.	6,906,878	31,655,641
*Wolseley P.L.C.	566,229	11,453,707
WPP P.L.C.	1,259,793	11,290,157
#WPP P.L.C. Sponsored ADR	24,445	1,094,647
*Xstrata P.L.C.	3,245,577	46,747,872

TOTAL UNITED KINGDOM		1,200,894,340

TOTAL COMMON STOCKS		6,155,972,149

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
*TUI AG Rights 11/11/09	265,715	41,059

ITALY — (0.0%)
*Unione di Banche Italiane ScpA Warrants 06/30/11	817,282	76,976

TOTAL RIGHTS/WARRANTS		118,035

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $13,010,000 FNMA 6.50%, 06/25/39, valued at $14,002,013) to be repurchased at $13,790,218	$13,790	$13,790,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund LP	1,055,086,714	1,055,086,714
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,212,860) to be repurchased at $1,189,085	$1,189	1,189,078

TOTAL SECURITIES LENDING COLLATERAL		1,056,275,792

TOTAL INVESTMENTS — (100.0%) (Cost $5,830,288,347)		$7,226,155,976

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (87.1%)
Consumer Discretionary — (18.4%)
*ABILIT Corp.	450,500	$582,733
Accordia Golf Co., Ltd.	1,227	1,139,298
Aeon Fantasy Co., Ltd.	60,432	798,816
Aichi Machine Industry Co., Ltd.	285,000	842,144
*Aigan Co., Ltd.	61,600	368,311
Aisan Industry Co., Ltd.	133,600	988,718
#*Akebono Brake Industry Co., Ltd.	296,500	2,307,863
*Alpen Co., Ltd.	13,700	252,541
Alpha Corp.	31,700	188,412
*Alpine Electronics, Inc.	217,800	2,140,689
#Amiyaki Tei Co., Ltd.	239	503,548
Amuse, Inc.	29,999	336,174
*Anrakutei Co., Ltd.	50,000	236,362
AOI Advertising Promotion, Inc.	39,000	194,938
AOKI Holdings, Inc.	139,400	1,361,263
Aoyama Trading Co., Ltd.	95,000	1,522,413
*Arnest One Corp.	61,700	710,137
*Asahi Co., Ltd.	4,400	81,512
#*Asahi Tec Corp.	2,201,000	651,633
#Asatsu-DK, Inc.	53,600	1,057,040
#*ASKUL Corp.	24,200	475,183
Asti Corp.	50,000	109,904
#*Atom Corp.	139,300	464,311
Atsugi Co., Ltd.	701,000	882,277
Autobacs Seven Co., Ltd.	40,800	1,376,034
#Avex Group Holdings, Inc.	151,400	1,368,926
Bals Corp.	7	5,474
Best Denki Co., Ltd.	271,000	1,193,253
#Bic Camera, Inc.	501	188,209
Bookoff Corp.	7,900	108,522
#*Calsonic Kansei Corp.	506,000	1,368,310
*Can Do Co., Ltd.	9	9,940
*Carchs Holdings Co., Ltd.	710,600	274,349
Catena Corp.	92,000	218,138
*Chimney Co., Ltd.	600	10,199
Chiyoda Co., Ltd.	136,600	1,627,557
Chofu Seisakusho Co., Ltd.	105,600	2,087,462
Chori Co., Ltd.	658,000	761,790
Chuo Spring Co., Ltd.	205,000	587,920
#*Clarion Co., Ltd.	689,000	654,391
Cleanup Corp.	119,300	831,851
Colowide Co., Ltd.	200,450	1,334,472
#*Columbia Music Entertainment, Inc.	157,000	57,912
Corona Corp.	84,800	1,135,722
Cross Plus, Inc.	22,000	228,952
#Culture Convenience Club Co., Ltd.	120,600	742,341
#Daido Metal Co., Ltd.	144,000	387,234
Daidoh, Ltd.	125,600	883,242
#*Daiei, Inc. (The)	223,900	829,392
Daikoku Denki Co., Ltd.	49,400	979,267
Daimaruenawin Co., Ltd.	400	2,514
Dainichi Co., Ltd.	57,700	377,825
Daisyo Corp.	63,200	854,344
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	11,248
#Daiwabo Holdings Co., Ltd.	466,000	1,816,795
DCM Japan Holdings Co., Ltd.	241,300	1,560,591
Descente, Ltd.	260,000	1,257,295
#Doshisha Co., Ltd.	63,600	1,193,191

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Doutor Nichires Holdings Co., Ltd.	172,286	$2,493,483
Dynic Corp.	127,000	212,170
Eagle Industry Co., Ltd.	136,000	675,978
#*Econach Co., Ltd.	177,000	83,582
#Edion Corp.	266,500	2,152,446
Exedy Corp.	120,500	2,477,717
F&A Aqua Holdings, Inc.	60,638	671,237
FCC Co., Ltd.	44,700	768,600
Fine Sinter Co., Ltd.	49,000	90,183
#Foster Electric Co., Ltd.	81,900	2,096,701
#France Bed Holdings Co., Ltd.	759,000	1,177,629
#Fuji Co., Ltd.	100,200	1,992,367
Fuji Corp., Ltd.	113,900	461,573
#*Fuji Kiko Co., Ltd.	151,000	182,949
#Fuji Kyuko Co., Ltd.	356,000	1,767,450
Fuji Oozx, Inc.	6,000	15,910
Fujibo Holdings, Inc.	46,000	76,202
Fujikura Rubber, Ltd.	74,000	308,177
#Fujita Kanko, Inc.	402,100	1,597,248
#Fujitsu General, Ltd.	334,000	1,102,633
Funai Electric Co., Ltd.	21,800	1,017,116
#Furukawa Battery Co., Ltd.	71,000	625,439
G-7 Holdings, Inc.	29,200	161,310
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	327,000	934,136
Genki Sushi Co., Ltd.	19,200	255,024
GEO Co., Ltd.	1,255	1,303,278
#GLOBERIDE, Inc.	433,000	541,004
#*Goldwin, Inc.	175,000	337,525
Gourmet Kineya Co., Ltd.	67,000	446,923
*Gro-Bels Co., Ltd.	177,000	37,262
*GSI Creos Corp.	194,000	221,905
#Gulliver International Co., Ltd.	8,380	621,453
Gunze, Ltd.	624,000	2,458,023
#H2O Retailing Corp.	119,000	723,259
Hakuyosha Co., Ltd.	88,000	270,158
Happinet Corp.	36,100	500,988
Haruyama Trading Co., Ltd.	49,900	217,132
#*Haseko Corp.	1,933,000	1,483,692
Heiwa Corp.	68,900	674,506
#Hiday Hidaka Corp.	6,900	85,421
Hikari Tsushin, Inc.	49,100	921,145
#Himaraya Co., Ltd.	38,300	133,425
#HIS Co., Ltd.	108,500	2,331,925
#Hitachi Koki Co., Ltd.	81,800	905,463
Horipro, Inc.	47,000	410,436
*I Metal Technology Co., Ltd.	150,000	234,118
#*Ichibanya Co., Ltd.	3,400	86,097
Ichikawa Co., Ltd.	63,000	136,670
#*Ichikoh Industries, Ltd.	289,000	514,399
*Ikyu Corp.	192	90,954
Imasen Electric Industrial Co., Ltd.	54,400	695,065
Imperial Hotel, Ltd.	10,250	206,096
*Impress Holdings, Inc.	112,400	278,798
*Intage, Inc.	1,300	23,326
Ishizuka Glass Co., Ltd.	109,000	234,130
*Izuhakone Railway Co., Ltd.	300	17,997
*Izutsuya Co., Ltd.	350,000	164,112
#*Janome Sewing Machine Co., Ltd.	37,000	25,102
Japan Vilene Co., Ltd.	166,000	883,669
#Japan Wool Textile Co., Ltd. (The)	308,000	2,056,646

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Jeans Mate Corp.	38,208	$222,254
*Jidosha Buhin Kogyo Co., Ltd.	82,000	129,623
Joban Kosan Co., Ltd.	221,000	362,915
#Joshin Denki Co., Ltd.	196,000	1,370,265
Juntendo Co., Ltd.	35,000	46,526
#*JVC Kenwood Holdings, Inc.	2,477,300	1,180,994
Kabuki-Za Co., Ltd.	39,000	1,587,083
Kadokawa Holdings, Inc.	91,900	2,180,660
Kanto Auto Works, Ltd.	178,600	1,697,589
#*Kappa Create Co., Ltd.	3,750	84,696
Kasai Kogyo Co., Ltd.	119,000	314,386
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	318,277
#*Kawashima Selkon Textiles Co., Ltd.	335,000	267,804
*Kayaba Industry Co., Ltd.	726,000	2,098,187
Keihin Corp.	57,300	870,352
#Keiyo Co., Ltd.	195,000	946,874
Kentucky Fried Chicken Japan, Ltd.	78,000	1,455,688
#*Kinki Nippon Tourist Co., Ltd.	46,000	41,967
Kinugawa Rubber Industrial Co., Ltd.	198,000	383,033
#Kisoji Co., Ltd.	87,000	1,901,052
Koekisha Co., Ltd.	13,600	242,000
Kohnan Shoji Co., Ltd.	91,600	1,112,302
#Kojima Co., Ltd.	126,600	638,568
Komatsu Seiren Co., Ltd.	145,000	568,627
Komeri Co., Ltd.	59,600	1,647,271
Konaka Co., Ltd.	104,960	304,651
Kourakuen Corp.	1,100	14,243
#K’s Holdings Corp.	130,772	4,237,998
Ku Holdings Co., Ltd.	68,200	252,799
Kura Corp.	283	984,686
Kurabo Industries, Ltd.	856,000	1,477,290
#Kuraudia Co., Ltd.	4,800	70,227
Kuroganeya Co., Ltd.	14,000	50,104
#Kyoritsu Maintenance Co., Ltd.	49,660	816,470
Kyoto Kimono Yuzen Co., Ltd.	55,700	551,950
Kyowa Leather Cloth Co., Ltd.	73,500	295,913
#*Laox Co., Ltd.	706,000	775,489
#*Look, Inc.	588,000	617,766
*Magara Construction Co., Ltd.	135,000	1,500
*Mamiya-Op Co., Ltd.	285,000	281,493
Marche Corp.	23,000	190,788
Mars Engineering Corp.	45,500	1,418,579
Maruei Department Store Co., Ltd.	142,000	198,741
#*Maruzen Co., Ltd. (6569583)	85,000	91,000
Maruzen Co., Ltd. (6573498)	46,000	224,500
#*Matsuya Co., Ltd.	162,500	1,551,616
Matsuya Foods Co., Ltd.	59,400	851,659
*Meiwa Industry Co., Ltd.	38,000	54,247
Mikuni Corp.	114,000	156,516
#*Misawa Homes Co., Ltd,	77,000	279,987
#Misawa Resort Co., Ltd.	190,000	310,720
*Mitsuba Corp.	152,690	670,390
Mitsui Home Co., Ltd.	167,000	921,751
#Mizuno Corp.	450,000	2,074,423
Mos Food Services, Inc.	110,000	1,814,924
MR Max Corp.	123,800	589,856
Musashi Seimitsu Industry Co., Ltd.	33,400	693,049
#*Naigai Co., Ltd.	2,723,000	1,340,373
#Nexyz Corp.	3,700	130,233
*Nice Holdings, Inc.	335,000	712,023
*Nichimo Corp.	667,000	7,410

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nidec Copal Corp.	108,700	$1,629,716
Nidec Tosok Corp.	61,000	520,798
Nihon Tokushu Toryo Co., Ltd.	56,000	208,205
Nikko Travel Co., Ltd.	12,200	27,055
Nippon Felt Co., Ltd.	67,200	302,469
*Nippon Piston Ring Co., Ltd.	293,000	313,512
Nippon Seiki Co., Ltd.	148,400	1,558,419
#Nishimatsuya Chain Co., Ltd.	222,800	2,231,426
Nissan Shatai Co., Ltd.	407,023	3,430,896
Nissen Holdings Co., Ltd.	207,400	679,305
Nissin Kogyo Co., Ltd.	64,300	956,856
Nittan Valve Co., Ltd.	82,800	264,662
*Nitto Kako Co., Ltd.	98,000	75,392
Noritsu Koki Co., Ltd.	96,200	810,391
#*Omikenshi Co., Ltd.	176,000	155,394
Onward Holdings Co., Ltd.	62,000	384,879
Pacific Golf Group International Holdings KK	594	407,445
Pacific Industrial Co., Ltd.	183,000	827,758
*Pal Co., Ltd.	2,000	42,428
PanaHome Corp.	440,200	2,756,561
Parco Co., Ltd.	270,800	2,370,672
#Paris Miki Holdings, Inc.	164,400	1,352,069
*PIA Corp.	28,800	390,795
Piolax, Inc.	44,500	755,375
#*Pioneer Electronic Corp.	4,100	10,158
Plenus Co., Ltd.	15,400	210,022
Press Kogyo Co., Ltd.	375,000	820,759
#Resorttrust, Inc.	164,008	1,866,646
*Rhythm Watch Co., Ltd.	443,000	595,389
Right On Co., Ltd.	70,525	598,982
Riken Corp.	359,000	1,301,874
#Ringer Hut Co., Ltd.	74,800	947,411
Riso Kyoiku Co., Ltd.	785	47,083
Roland Corp.	88,300	942,606
Round One Corp.	15,000	109,873
#Royal Co., Ltd.	138,200	1,526,546
Ryohin Keikaku Co., Ltd.	25,100	1,129,748
*Sagami Chain Co., Ltd.	77,000	685,903
#*Sagami Co., Ltd.	239,000	473,566
Sagami Rubber Industries Co., Ltd.	15,000	39,611
#Saint Marc Holdings Co., Ltd.	37,300	1,120,835
#Saizeriya Co., Ltd.	168,800	3,256,721
*Sakai Ovex Co., Ltd.	205,000	199,910
*Sanden Corp.	487,000	1,405,320
Sanoh Industrial Co., Ltd.	114,900	727,922
#Sanrio Co., Ltd.	235,800	1,933,963
Sanyo Housing Nagoya Co., Ltd.	354	324,047
#Sanyo Shokai, Ltd.	462,000	1,492,328
Scroll Corp.	77,300	327,123
#Seiko Holdings Corp.	391,407	811,599
Seiren Co., Ltd.	215,100	1,413,966
Senshukai Co., Ltd.	159,600	1,076,037
#*Seven Seas Holdings Co., Ltd.	827,000	383,860
#Shikibo, Ltd.	497,000	1,187,296
Shimachu Co., Ltd.	53,000	1,252,967
Shinyei Kaisha	96,000	132,397
*Shiroki Co., Ltd.	302,000	482,420
#Shobunsha Publications, Inc.	353,700	2,401,120
Shochiku Co., Ltd.	416,400	3,658,864
Showa Corp.	247,300	1,442,323
#*Silver Seiko, Ltd.	742,000	48,989

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
SKY Perfect JSAT Holdings, Inc.	1,241	$567,458
SNT Corp.	93,800	243,644
#*Sofmap Co., Ltd.	43,100	80,591
Soft99 Corp.	71,500	404,305
Sotoh Co., Ltd.	49,700	483,483
SPK Corp.	16,800	213,239
*Studio Alice Co., Ltd.	6,100	62,127
Suminoe Textile Co., Ltd.	260,000	367,003
#Sumitomo Forestry Co., Ltd.	197,266	1,511,319
#*Suzutan Co., Ltd.	26,200	75,214
*SxL Corp.	493,000	280,101
Tac Co., Ltd.	1,300	5,237
Tachikawa Corp.	50,800	250,098
Tachi-S Co., Ltd.	119,440	954,892
Taiho Kogyo Co., Ltd.	95,200	708,110
Takamatsu Construction Group Co., Ltd.	97,000	1,367,139
#Taka-Q Co., Ltd.	73,000	125,532
*Takata Corp.	9,000	167,924
#*Take & Give Needs Co., Ltd.	1,380	178,066
*Tamron Co., Ltd.	7,900	86,069
#*Tasaki Shinju Co., Ltd.	714,000	816,117
Taya Co., Ltd.	5,000	36,823
*TBK Co., Ltd.	72,000	120,845
*TDF Corp.	27,000	30,556
Teikoku Piston Ring Co., Ltd.	108,100	440,545
Teikoku Sen-I Co., Ltd.	78,000	453,756
Telepark Corp.	315	602,551
#*Ten Allied Co., Ltd.	50,000	174,912
Tigers Polymer Corp.	59,000	253,809
#Toabo Corp.	346,000	269,902
Toei Co., Ltd.	339,000	1,908,896
#*Tohoku Misawa Homes Co., Ltd.	37,500	87,139
*Tokai Kanko Co., Ltd.	505,999	161,231
Tokai Rika Co., Ltd.	85,400	1,763,647
Tokai Rubber Industries, Ltd.	106,300	1,253,996
#*Tokai Senko K.K.	284,000	378,758
*Token Corp.	7,710	243,148
Tokyo Dome Corp.	638,200	2,003,691
Tokyo Individualized Educational Institute, Inc.	3,200	5,988
Tokyo Kaikan Co., Ltd.	12,000	48,087
Tokyo Soir Co., Ltd.	49,000	123,427
Tokyo Style Co., Ltd.	316,700	2,663,662
Tokyotokeiba Co., Ltd.	876,000	1,376,463
Tokyu Recreation Co., Ltd.	77,000	475,223
#Tomy Co., Ltd.	313,193	2,764,145
#*Tonichi Carlife Group, Inc.	318,000	331,098
Topre Corp.	180,100	1,609,688
*Toridoll.Corp.	23	49,050
*Totenko Co., Ltd.	57,000	103,950
#*Touei Housing Corp.	118,740	1,360,916
*Tow Co., Ltd.	4,800	28,196
Toyo Radiator Co., Ltd.	253,000	677,378
*Toyo Tire & Rubber Co., Ltd.	711,000	1,339,650
Toyobo Co., Ltd.	1,507,000	2,337,913
TS Tech Co., Ltd.	58,700	1,126,220
#*Tsukamoto Co., Ltd.	67,000	58,762
Tsutsumi Jewelry Co., Ltd.	53,300	1,254,610
TV Tokyo Corp.	3,200	80,361
United Arrows, Ltd.	2,300	23,380
#*Unitika, Ltd.	1,629,000	1,284,522
#U-Shin, Ltd.	94,500	499,265

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Watabe Wedding Corp.	29,500	$380,978
#Watami Food Service Co., Ltd.	119,600	2,355,367
*Wondertable, Ltd.	97,000	96,365
Xebio Co., Ltd.	52,800	1,194,615
Yamato International, Inc.	43,000	189,400
Yellow Hat, Ltd.	73,700	702,534
Yokohama Reito Co., Ltd.	175,000	1,172,032
#Yomiuri Land Co., Ltd.	246,000	813,275
Yonex Co., Ltd.	40,000	295,829
#Yorozu Corp.	73,500	880,060
#Yoshinoya Holdings Co., Ltd.	2,168	2,538,257
#Zenrin Co., Ltd.	127,400	1,865,455
#Zensho Co., Ltd.	362,900	2,526,504

Total Consumer Discretionary		247,477,761

Consumer Staples — (9.1%)
#Aderans Holdings Co., Ltd.	142,450	1,764,083
*Aeon Hokkaido Corp.	424,900	1,359,990
Ahjikan Co., Ltd.	10,500	87,472
Arcs Co., Ltd.	2,000	29,381
#Ariake Japan Co., Ltd.	111,700	1,742,013
Cawachi, Ltd.	81,200	1,684,685
CFS Corp.	122,000	696,919
#Chubu Shiryo Co., Ltd.	89,000	828,033
Chuo Gyorui Co., Ltd.	93,000	186,163
Circle K Sunkus Co., Ltd.	2,800	38,436
Coca-Cola Central Japan Co., Ltd.	118,800	1,591,809
Cocakara Fine Holdings, Inc.	36,060	823,804
CVS Bay Area, Inc.	55,000	70,277
DyDo Drinco, Inc.	54,800	1,673,288
Echo Trading Co., Ltd.	11,000	124,683
Ensuiko Sugar Refining Co., Ltd.	103,000	179,470
Fancl Corp.	170,300	3,039,176
#*First Baking Co., Ltd.	183,000	217,220
Fuji Oil Co., Ltd.	155,000	2,339,901
Fujicco Co., Ltd.	117,600	1,292,223
#*Fujiya Co., Ltd.	549,000	1,034,092
Hagoromo Foods Corp.	40,000	458,754
Harashin Narus Holdings Co., Ltd.	61,500	677,938
#*Hayashikane Sangyo Co., Ltd.	336,000	459,050
Heiwado Co., Ltd.	174,800	2,288,622
#Hohsui Corp.	120,000	161,662
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	474,868
Hokuto Corp.	105,700	2,362,600
Inageya Co., Ltd.	175,000	1,820,393
ITO EN, LTD.	2,400	40,366
Itochu-Shokuhin Co., Ltd.	28,600	973,775
Itoham Foods, Inc.	693,800	2,742,506
Izumiya Co., Ltd.	292,000	1,505,873
J-Oil Mills, Inc.	513,000	1,751,895
#Kameda Seika Co., Ltd.	70,000	1,303,176
Kasumi Co., Ltd.	211,000	1,048,200
Kato Sangyo Co., Ltd.	115,600	1,995,111
Key Coffee, Inc.	76,600	1,350,352
Kirindo Co., Ltd.	32,800	173,498
Kose Corp.	6,100	133,451
#Kyodo Shiryo Co., Ltd.	353,000	484,013
Kyokuyo Co., Ltd.	370,000	747,242
Life Corp.	183,900	3,224,609
Lion Corp.	3,000	14,959
Mandom Corp.	82,200	2,143,545

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Marudai Food Co., Ltd.	443,000	$1,461,227
Maruetsu, Inc. (The)	417,000	1,924,974
#Maruha Nichiro Holdings, Inc.	1,651,069	2,422,025
*Maruya Co., Ltd.	14,000	15,613
Matsumotokiyoshi Holdings Co., Ltd.	14,600	335,163
*Maxvalu Tohok Co., Ltd.	18,200	123,106
#Maxvalu Tokai Co., Ltd.	59,400	694,826
*Megmilk Snow Brand Co., Ltd.	180,000	3,549,408
#Meito Sangyo Co., Ltd.	62,300	874,310
Mercian Corp.	413,000	970,299
Mikuni Coca-Cola Bottling Co., Ltd.	183,600	1,547,845
Milbon Co., Ltd.	42,840	1,043,646
Ministop Co., Ltd.	80,600	1,126,556
Mitsui Sugar Co., Ltd.	465,850	1,652,403
Miyoshi Oil & Fat Co., Ltd.	261,000	415,253
#Morinaga & Co., Ltd.	909,000	1,934,253
Morinaga Milk Industry Co., Ltd.	852,000	3,975,218
Morishita Jinton Co., Ltd.	47,800	136,841
Morozoff, Ltd.	108,000	369,684
#Nagatanien Co., Ltd.	118,000	1,145,598
#Nakamuraya Co., Ltd.	203,000	1,075,519
#Nichimo Co., Ltd.	112,000	187,252
Nichirei Corp.	17,000	63,144
Nihon Chouzai Co., Ltd.	22,380	507,166
Niitaka Co., Ltd.	7,260	81,073
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,314,448
Nippon Flour Mills Co., Ltd.	604,000	3,069,254
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	324,029
#Nippon Suisan Kaisha, Ltd.	514,500	1,474,528
#Nisshin Oillio Group, Ltd. (The)	548,000	2,887,732
Nissin Sugar Manufacturing Co., Ltd.	149,000	320,996
Nitto Flour Milling Co., Ltd.	64,000	230,150
#Oenon Holdings, Inc.	247,000	522,605
Oie Sangyo Co., Ltd.	20,900	182,030
Okuwa Co., Ltd.	125,000	1,394,172
Olympic Corp.	65,000	463,086
Oriental Yeast Co., Ltd.	101,000	596,560
Pietro Co., Ltd.	10,300	93,190
#Pigeon Corp.	67,800	2,628,743
Poplar Co., Ltd.	25,760	178,902
Prima Meat Packers, Ltd.	705,000	815,667
Riken Vitamin Co., Ltd.	79,300	2,104,680
Rock Field Co., Ltd.	47,800	635,087
Ryoshoku, Ltd.	111,300	2,666,186
S Foods, Inc.	80,500	733,769
#Sakata Seed Corp.	171,000	2,673,715
*San-A Co., Ltd.	600	21,722
Shoei Foods Corp.	44,000	216,910
Showa Sangyo Co., Ltd.	557,000	1,861,814
#Sogo Medical Co., Ltd.	23,000	606,513
Sonton Food Industry Co., Ltd.	43,000	339,107
Starzen Corp.	279,000	727,434
Sugi Holdings Co., Ltd.	3,400	73,845
Takara Holdings, Inc.	28,000	171,337
Three F Co., Ltd.	17,700	118,643
Tobu Store Co., Ltd.	215,000	711,001
Toho Co., Ltd.	158,000	586,919
Tohto Suisan Co., Ltd.	120,000	220,932
Torigoe Co., Ltd.	84,500	752,723
#Toyo Sugar Refining Co., Ltd.	157,000	225,346
Tsukiji Uoichiba Co., Ltd.	57,000	89,635

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Tsuruha Holdings, Inc.	45,200	$1,761,725
Unicafe, Inc.	14,260	157,406
Unicharm Petcare Corp.	73,900	2,611,546
Unimat Offisco Corp.	85,100	867,946
UNY Co., Ltd.	78,800	585,311
Valor Co., Ltd.	173,600	1,489,494
Warabeya Nichiyo Co., Ltd.	51,360	628,183
Yaizu Suisankagaku Industry Co., Ltd.	41,000	510,136
#Yaoko Co., Ltd.	42,200	1,475,485
Yomeishu Seizo Co., Ltd.	100,000	961,903
Yonekyu Corp.	98,000	995,199
Yuasa Funashoku Co., Ltd.	112,000	268,442
#Yukiguni Maitake Co., Ltd.	104,256	515,893
Yutaka Foods Corp.	6,000	94,100

Total Consumer Staples		121,728,157

Energy — (1.2%)
#AOC Holdings, Inc.	139,600	934,194
#BP Castrol K.K	69,800	267,302
#*Fuji Kosan Co., Ltd.	264,000	212,646
Itochu Enex Co., Ltd.	321,400	1,650,134
Japan Oil Transportation Co., Ltd.	79,000	170,654
Kanto Natural Gas Development Co., Ltd.	169,000	1,023,169
#Kyoei Tanker Co., Ltd.	115,000	265,189
Mitsuuroko Co., Ltd.	178,700	1,270,211
#Modec, Inc.	89,200	1,772,480
#Nippon Gas Co., Ltd.	148,900	2,580,203
Nippon Seiro Co., Ltd.	64,000	106,842
Sala Corp.	129,500	827,245
#San-Ai Oil Co., Ltd.	259,000	1,332,632
Shinko Plantech Co., Ltd.	154,800	1,581,785
Sinanen Co., Ltd.	259,000	1,378,447
Toa Oil Co., Ltd.	360,000	461,704
Toyo Kanetsu K.K.	466,000	773,599

Total Energy		16,608,436

Financials — (9.1%)
Aichi Bank, Ltd. (The)	34,100	2,859,215
Airport Facilities Co., Ltd.	139,670	824,671
Akita Bank, Ltd. (The)	666,400	2,601,266
#Aomori Bank, Ltd. (The)	611,000	1,724,912
#*Arealink Co., Ltd.	3,000	163,205
Awa Bank, Ltd. (The)	113,000	588,732
#Bank of Iwate, Ltd. (The)	57,400	3,400,866
Bank of Nagoya, Ltd. (The)	255,297	1,008,404
Bank of Okinawa, Ltd. (The)	74,500	2,568,916
Bank of Saga, Ltd. (The)	584,000	1,987,588
Bank of the Ryukyus, Ltd.	121,780	1,309,899
#*Cedyna Financial Corp.	502,350	992,128
Century Tokyo Leasing Corp.	308,990	3,451,730
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,486,525
Chukyo Bank, Ltd. (The)	727,000	1,994,034
Daiko Clearing Services Corp.	49,700	263,502
#*Daikyo, Inc.	536,000	1,328,490
#*Daisan Bank, Ltd. (The)	621,000	1,496,248
Daishi Bank, Ltd. (The)	170,000	619,274
Daito Bank, Ltd. (The)	498,000	371,480
Ehime Bank, Ltd. (The)	593,000	1,613,200
Eighteenth Bank, Ltd. (The)	614,000	1,694,315
*Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	602,215
#Fukui Bank, Ltd. (The)	841,000	2,791,181

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
*Fukushima Bank, Ltd.	836,000	$485,909
Fuyo General Lease Co., Ltd.	92,500	2,043,865
Goldcrest Co., Ltd.	55,870	1,695,929
Heiwa Real Estate Co., Ltd.	171,000	560,299
Higashi-Nippon Bank, Ltd.	626,000	1,350,903
Higo Bank, Ltd. (The)	95,000	562,364
Hokkoku Bank, Ltd. (The)	634,000	2,487,919
Hokuetsu Bank, Ltd. (The)	875,000	1,469,677
Hyakugo Bank, Ltd. (The)	235,000	1,123,833
Hyakujishi Bank, Ltd. (The)	195,000	803,610
IBJ Leasing Co., Ltd.	96,200	1,646,509
Ichiyoshi Securities Co., Ltd.	160,600	1,196,683
*Iida Home Max	2,600	46,701
Juroku Bank, Ltd.	293,000	1,048,252
#*Kabu.Com Securities Co., Ltd.	1,023	1,094,448
*Kachikaihatsu Co., Ltd.	186,000	50,976
Kagawa Bank, Ltd. (The)	269,350	971,585
*Kanto Tsukuba Bank, Ltd. (The)	188,800	629,763
Keiyo Bank, Ltd. (The)	14,000	67,286
#*Kenedix, Inc.	722	274,385
Kirayaka Bank, Ltd.	98,000	83,199
Kita-Nippon Bank, Ltd. (The)	29,706	895,635
Kiyo Holdings, Inc.	2,135,900	2,559,406
#Kobayashi Yoko Co., Ltd.	268,200	912,155
#Kosei Securities Co., Ltd.	295,000	321,340
Leopalace21 Corp.	98,700	534,073
Marusan Securities Co., Ltd.	256,000	1,520,881
Michinoku Bank, Ltd. (The)	524,000	1,186,007
*Minato Bank, Ltd. (The)	1,190,000	1,496,942
*Mito Securities Co., Ltd.	271,000	603,011
Miyazaki Bank, Ltd. (The)	494,000	2,256,087
#*Mizuho Investors Securities Co., Ltd.	1,017,000	1,037,688
#Monex Group, Inc.	2,606	1,030,830
Musashino Bank, Ltd.	62,900	1,797,880
Nagano Bank, Ltd. (The)	314,000	658,044
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,193,425	493,074
#Nisshin Fudosan Co., Ltd.	103,700	556,007
Ogaki Kyoritsu Bank, Ltd. (The)	306,000	1,048,348
Oita Bank, Ltd. (The)	491,900	1,997,881
Okasan Securities Group, Inc.	594,000	2,807,164
Ricoh Leasing Co., Ltd.	89,000	1,820,043
#RISA Partners, Inc.	479	377,184
San-in Godo Bank, Ltd. (The)	79,000	686,924
#Sankei Building Co., Ltd.	182,100	1,405,883
Sapporo Hokuyo Holdings, Inc.	426,200	1,438,676
#*Senshu Ikeda Holdings, Inc.	1,258,000	4,304,438
Shikoku Bank, Ltd.	742,000	2,503,893
#Shimizu Bank, Ltd.	32,100	1,383,797
Sumitomo Real Estate Sales Co., Ltd.	33,200	1,164,240
*Sun Frontier Fudousan Co., Ltd.	208	51,706
Takagi Securities Co., Ltd.	208,000	375,340
#TOC Co., Ltd.	422,050	1,979,424
Tochigi Bank, Ltd.	386,000	1,769,077
Toho Bank, Ltd.	759,200	2,528,493
Toho Real Estate Co., Ltd.	158,200	975,469
Tohoku Bank, Ltd.	390,000	595,324
Tokai Tokyo Financial Holdings, Inc.	898,000	2,910,323
#Tokushima Bank, Ltd.	267,200	979,953
Tokyo Rakutenchi Co., Ltd.	222,000	907,768
Tokyo Tatemono Co., Ltd.	359,000	1,711,799

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
#Tokyo Theatres Co., Inc.	299,000	$497,976
Tokyo Tomin Bank, Ltd.	110,100	1,605,126
#Tokyu Livable, Inc.	102,300	925,517
Tomato Bank, Ltd.	397,000	831,977
#Tottori Bank, Ltd.	328,000	932,930
#*Towa Bank, Ltd.	876,000	574,008
*Toyo Securities Co., Ltd.	307,000	604,606
Yachiyo Bank, Ltd.	1,400	41,376
Yamagata Bank, Ltd.	584,500	2,803,136
Yamanashi Chuo Bank, Ltd.	244,000	1,116,474
Yuraku Real Estate Co., Ltd.	281,000	1,016,233

Total Financials		121,967,657

Health Care — (3.5%)
Aloka Co., Ltd.	89,000	711,092
As One Corp.	69,568	1,283,821
ASKA Pharmaceutical Co., Ltd.	101,000	884,210
Create Medic Co., Ltd.	28,000	279,562
Eiken Chemical Co., Ltd.	78,900	922,550
Falco Biosystems, Ltd.	34,300	384,124
#Fuso Pharmaceutical Industries, Ltd.	322,000	1,000,475
Hitachi Medical Corp.	84,000	809,893
Hogy Medical Co., Ltd.	50,300	2,703,731
#Iwaki & Co., Ltd.	55,000	163,590
*J Bridge Corp.	1,375,900	286,298
Japan Medical Dynamic Marketing, Inc.	44,900	128,396
#Jeol, Ltd.	268,000	1,076,692
JMS Co., Ltd.	126,000	551,475
Kaken Pharmaceutical Co., Ltd.	348,000	3,148,930
Kawamoto Corp.	4,000	24,549
Kawanishi Holdings, Ltd.	7,400	56,296
Kawasumi Laboratories, Inc.	45,000	314,545
Kissei Pharmaceutical Co., Ltd.	3,000	66,757
Kyorin Co., Ltd.	177,000	2,830,803
Mochida Pharmaceutical Co., Ltd.	31,000	319,972
Nichii Gakkan Co.	242,400	2,404,219
Nihon Kohden Corp.	151,200	2,530,818
Nikkiso Co., Ltd.	237,000	1,790,350
#Nippon Chemiphar Co., Ltd.	131,000	418,670
Nippon Shinyaku Co., Ltd.	237,000	3,278,069
Nipro Corp.	180,100	3,888,012
Nissui Pharmaceutical Co., Ltd.	66,100	519,276
Paramount Bed Co., Ltd.	92,900	2,069,447
Rion Co., Ltd.	5,000	26,641
Rohto Pharmaceutical Co., Ltd.	17,000	217,387
Sawai Pharmaceutical Co., Ltd.	4,500	255,905
Seikagaku Corp.	190,200	2,401,854
Ship Health Care Holdings, Inc.	940	573,755
#*So-Net M3, Inc.	32	109,771
#SSP Co., Ltd.	298,000	1,622,101
Toho Holdings Co., Ltd.	3,100	45,599
Torii Pharmaceutical Co., Ltd.	72,800	1,406,427
#Towa Pharmaceutical Co., Ltd.	54,500	2,650,243
*Vital Ksk Holdings, Inc.	142,400	850,636
#Wakamoto Pharmaceutical Co., Ltd.	100,000	359,618
#Zeria Pharmaceutical Co., Ltd.	141,000	1,554,396

Total Health Care		46,920,955

Industrials — (23.9%)
*A&A Material Corp.	235,000	178,859
#Advan Co., Ltd.	99,400	626,732

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Advanex, Inc.	119,000	$93,722
Aeon Delight Co., Ltd.	96,400	1,478,002
Aica Kogyo Co., Ltd.	236,500	2,262,546
Aichi Corp.	174,200	750,635
Aida Engineering, Ltd.	265,700	793,867
Airtech Japan, Ltd.	26,700	180,452
Alps Logistics Co., Ltd.	52,500	502,359
Altech Co., Ltd.	23,000	47,138
Altech Corp.	37,150	235,365
Amano Corp.	269,000	2,315,421
Ando Corp.	257,000	339,347
Anest Iwata Corp.	149,000	478,028
*AOMI Construction Co., Ltd.	211,000	2,344
Asahi Diamond Industrial Co., Ltd.	245,000	1,726,691
Asahi Holdings, Inc.	120,450	2,040,394
Asahi Kogyosha Co., Ltd.	99,000	415,004
*Asanuma Corp.	1,337,000	1,013,734
Asia Air Survey Co., Ltd.	32,000	86,450
Asunaro Aoki Construction Co., Ltd.	166,500	1,041,414
Ataka Construction & Engineering Co., Ltd.	60,000	143,096
Bando Chemical Industries, Ltd.	340,000	958,991
Bidec Servo Corp.	78,000	374,195
Biken Techno Corp.	14,100	67,007
Bunka Shutter Co., Ltd.	239,000	824,728
Central Glass Co., Ltd.	601,000	2,420,747
Central Security Patrols Co., Ltd.	44,700	434,722
Chudenko Corp.	153,600	2,272,715
Chugai Ro Co., Ltd.	327,000	917,915
#CKD Corp.	229,700	1,708,412
Commuture Corp.	148,202	896,305
Cosel Co., Ltd.	130,700	1,468,294
CTI Engineering Co., Ltd.	44,000	241,703
Dai-Dan Co., Ltd.	156,000	800,168
Daido Kogyo Co., Ltd.	145,000	243,028
Daifuku Co., Ltd.	192,500	1,192,031
Daihen Corp.	459,000	1,599,348
#*Daiho Corp.	1,019,000	749,193
#*Daiichi Chuo Kisen Kaisha	259,000	618,661
#Daiichi Jitsugyo Co., Ltd.	194,000	558,161
Daimei Telecom Engineering Corp.	140,000	1,178,937
#Daiseki Co., Ltd.	147,263	2,893,882
*Daisue Construction Co., Ltd.	271,500	109,804
Daiwa Industries, Ltd.	169,000	881,615
Daiwa Odakyu Construction Co., Ltd.	63,500	169,906
#Danto Holdings Corp.	484,000	576,170
Denyo Co., Ltd.	90,600	665,999
*Dijet Industrial Co., Ltd.	81,000	125,155
DMW Corp.	4,800	78,804
*Dream Incubator, Inc.	168	114,836
*Duskin Co., Ltd.	84,800	1,528,523
*Ebara Corp.	825,000	3,624,591
#*Enshu, Ltd.	215,000	180,515
Freesia Macross Corp.	1,355,000	265,774
*Fuji Electric Holdings Co., Ltd.	1,214,000	2,255,906
*Fujisash Co., Ltd.	49,300	22,787
Fujitec Co., Ltd.	304,000	1,591,069
*Fukuda Corp.	683,000	1,283,321
Fukusima Industries Corp.	29,700	270,137
#Fukuyama Transporting Co., Ltd.	425,400	2,211,852
Funai Consulting, Co., Ltd.	99,300	587,706
Furukawa Co., Ltd.	1,390,000	1,840,275

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Furusato Industries, Ltd.	50,600	$305,160
Futaba Corp.	159,500	2,469,449
Gecoss Corp.	113,600	500,960
*Hamai Co., Ltd.	97,000	85,184
Hanwa Co., Ltd.	726,000	2,535,267
Hazama Corp.	285,800	304,508
Hibiya Engineering, Ltd.	130,000	1,114,080
Hitachi Cable, Ltd.	390,000	1,038,685
Hitachi Metals Techno, Ltd.	57,500	233,893
#Hitachi Tool Engineering, Ltd.	94,000	835,783
Hitachi Transport System, Ltd.	27,400	359,400
#*Hitachi Zosen Corp.	1,506,500	1,962,177
Hokuetsu Industries Co., Ltd.	96,000	153,557
Hokuriku Electrical Construction Co., Ltd.	56,000	175,939
Hosokawa Micron Corp.	144,000	570,584
*Howa Machinery, Ltd.	379,000	216,036
Ichiken Co., Ltd.	105,000	144,170
Ichinen Holdings Co., Ltd.	71,100	276,426
#Idec Corp.	131,900	1,003,112
IHI Transport Machinery Co., Ltd.	73,000	315,813
Iino Kaiun Kaisha, Ltd.	337,400	1,499,268
Inaba Denki Sangyo Co., Ltd.	86,000	2,039,682
Inaba Seisakusho Co., Ltd.	60,800	618,497
Inabata & Co., Ltd.	219,900	833,242
Inui Steamship Co., Ltd.	80,800	628,683
#*Iseki & Co., Ltd.	759,000	2,841,757
#Ishii Iron Works Co., Ltd.	110,000	200,509
#*Ishikawa Seisakusho, Ltd.	154,000	90,833
*Ishikawajima Construction Materials Co., Ltd.	215,000	170,333
Itoki Corp.	174,200	420,625
#Iwatani International Corp.	847,000	2,535,233
#Jalux, Inc.	43,300	615,788
#Jamco Corp.	82,000	447,412
Japan Airport Terminal Co., Ltd.	57,800	807,435
#*Japan Bridge Corp.	44,350	83,829
Japan Foundation Engineering Co., Ltd.	95,600	215,839
Japan Kenzai Co., Ltd.	93,440	402,748
Japan Pulp & Paper Co., Ltd.	498,000	1,898,695
Japan Steel Tower Co., Ltd.	44,000	154,780
Japan Transcity Corp.	231,000	680,236
JFE Shoji Holdings, Inc.	243,000	879,212
K.R.S. Corp.	38,200	438,412
*Kamagai Gumi Co., Ltd.	583,800	413,132
Kamei Corp.	118,000	613,655
Kanaden Corp.	118,000	628,149
Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,102,849
Kanamoto Co., Ltd.	114,000	486,692
*Kanematsu Corp.	1,442,625	1,186,067
#*Kanematsu-NNK Corp.	125,000	162,909
#Katakura Industries Co., Ltd.	115,900	1,248,648
#Kato Works Co., Ltd.	197,000	382,678
#*Kawada Technologies, Inc.	106,000	1,810,018
Kawagishi Bridge Works Co., Ltd.	38,000	103,937
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	273,109
*Keihin Co., Ltd. (The)	199,000	266,828
Kimura Chemical Plants Co., Ltd.	59,400	583,127
Kinki Sharyo Co., Ltd.	203,000	1,702,327
Kintetsu World Express, Inc.	101,800	2,366,170
#Kitagawa Iron Works Co., Ltd.	335,000	371,562
#Kitano Construction Corp.	252,000	615,013
Kitazawa Sangyo Co., Ltd.	57,000	137,492

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Kitz Corp.	409,000	$2,115,368
Kodensha Co., Ltd. (The)	25,000	56,909
#Koike Sanso Kogyo Co., Ltd.	152,000	430,635
Koito Industries, Ltd.	102,000	308,791
Kokuyo Co., Ltd.	107,825	941,222
Komai Tekko, Inc.	109,000	230,296
Komatsu Wall Industry Co., Ltd.	32,900	399,603
Komori Corp.	109,000	1,289,288
Kondotec, Inc.	40,500	269,060
*Kosaido Co., Ltd.	386,900	861,232
Kuroda Electric Co., Ltd.	109,900	1,588,760
Kyodo Printing Co., Ltd.	303,000	870,187
Kyoei Sangyo Co., Ltd.	97,000	205,382
Kyokuto Boeki Kaisha, Ltd.	82,000	113,260
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	579,191
Kyosan Electric Manufacturing Co., Ltd.	213,000	984,775
Kyowa Exeo Corp.	306,000	2,802,620
Kyudenko Corp.	237,000	1,422,227
*LCA Holdings Corp.	14,600	1,112
#*Lonseal Corp.	127,000	139,470
Maeda Corp.	624,000	1,716,026
Maeda Road Construction Co., Ltd.	291,000	2,371,962
*Maezawa Industries, Inc.	59,300	102,801
Maezawa Kaisei Industries Co., Ltd.	53,300	579,562
Maezawa Kyuso Industries Co., Ltd.	50,400	735,441
*Makino Milling Machine Co., Ltd.	322,000	1,258,495
Marubeni Construction Material Lease Co., Ltd.	78,000	106,996
Maruka Machinery Co., Ltd.	28,100	234,600
Maruwn Corp.	66,000	171,072
#Maruyama Manufacturing Co., Inc.	150,000	301,480
Maruzen Showa Unyu Co., Ltd.	327,000	1,109,408
#Matsuda Sangyo Co., Ltd.	80,282	1,362,442
Matsui Construction Co., Ltd.	98,600	364,328
Max Co., Ltd.	184,000	1,890,820
#Meidensha Corp.	764,050	3,828,337
*Meiji Machine Co., Ltd.	213,000	93,475
#Meiji Shipping Co., Ltd.	106,100	518,120
Meisei Industrial Co., Ltd.	29,000	64,917
#Meitec Corp.	132,000	2,225,357
Meito Transportation Co., Ltd.	22,000	191,021
#*Meiwa Trading Co., Ltd.	140,000	249,771
Mesco, Inc.	30,000	176,637
Misumi Group, Inc.	29,700	506,867
Mitani Corp.	52,600	334,496
*Mitsubishi Cable Industries, Ltd.	717,000	647,583
Mitsubishi Kakoki Kaisha, Ltd.	248,000	654,902
Mitsubishi Pencil Co., Ltd.	118,300	1,420,406
#Mitsuboshi Belting, Ltd.	274,000	1,035,662
Mitsui Matsushima Co., Ltd.	338,000	579,749
#Mitsui-Soko Co., Ltd.	475,000	1,647,633
Mitsumura Printing Co., Ltd.	93,000	327,354
Miura Co., Ltd.	132,100	3,689,039
Miura Printing Corp.	19,000	44,922
#*Miyaji Engineering Group, Inc.	1,872,175	1,615,607
#*Miyakoshi Corp.	48,400	292,844
*Mori Denki Mfg. Co., Ltd.	625,000	81,832
Mori Seiki Co., Ltd.	110,400	1,193,749
Morita Holdings Corp.	159,000	819,508
#Moshi Moshi Hotline, Inc.	117,900	2,142,207
Mystar Engineering Corp.	15,600	49,885
Nabtesco Corp.	174,000	2,003,262

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Nac Co., Ltd.	28,900	$273,390
Nachi-Fujikoshi Corp.	588,000	1,302,687
Naikai Zosen Corp.	75,000	244,943
Nakano Corp.	103,000	189,737
Narasaki Sangyo Co., Ltd.	68,000	68,699
NEC Capital Solutions, Ltd.	70,700	960,657
NEC Networks & System Integration Corp.	127,000	1,543,109
New Tachikawa Aircraft Co., Ltd.	9,900	547,566
*Nichias Corp.	424,000	1,531,860
Nichiban Co., Ltd.	122,000	421,024
*Nichiha Corp.	112,480	676,560
Nichireki Co., Ltd.	96,000	405,645
*Nihon Spindle Manufacturing Co., Ltd.	115,000	171,018
Nikko Co., Ltd.	127,000	350,993
Nippo Corp.	276,000	2,129,147
Nippon Carbon Co., Ltd.	396,000	1,350,777
#Nippon Conveyor Co., Ltd.	168,000	145,005
Nippon Densetsu Kogyo Co., Ltd.	204,000	1,714,178
Nippon Denwa Shisetu Co., Ltd.	203,000	616,336
Nippon Filcon Co., Ltd.	73,100	397,503
Nippon Hume Corp.	91,000	259,703
Nippon Jogesuido Sekkei Co., Ltd.	289	332,036
#Nippon Kanzai Co., Ltd.	51,300	984,299
Nippon Koei Co., Ltd.	272,000	869,767
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,682,995
#Nippon Seisen Co., Ltd.	107,000	304,935
#Nippon Sharyo, Ltd.	78,000	494,232
*Nippon Shindo Co., Ltd.	50,000	52,301
Nippon Signal Co., Ltd.	210,200	1,900,987
Nippon Steel Trading Co., Ltd.	369,000	627,150
#Nippon Thompson Co., Ltd.	255,000	1,337,420
*Nippon Tungsten Co., Ltd.	81,000	116,157
Nippon Yusoki Co., Ltd.	138,000	314,124
Nishimatsu Construction Co., Ltd.	954,000	1,450,671
Nishishiba Electric Co., Ltd.	101,000	185,833
Nissei Corp.	104,600	720,153
*Nissei Plastic Industrial Co., Ltd.	392,200	1,230,562
Nissin Corp.	342,000	781,207
Nissin Electric Co., Ltd.	19,000	105,733
Nitchitsu Co., Ltd.	60,000	145,741
Nitta Corp.	101,400	1,479,502
Nitto Boseki Co., Ltd.	847,000	1,530,011
Nitto Electric Works, Ltd.	150,700	1,502,254
Nitto Kohki Co., Ltd.	73,500	1,524,184
Nitto Seiko Co., Ltd.	140,000	345,576
*Nittoc Construction Co., Ltd.	316,000	155,264
*Noda Corp.	169,300	283,046
Nomura Co., Ltd.	205,000	590,482
Noritake Co., Ltd.	543,000	1,586,086
#Noritz Corp.	100,900	1,280,653
*Oak Capital Corp.	662,354	131,552
Obayashi Road Corp.	106,000	185,390
Oiles Corp.	119,142	1,954,734
Okamoto Machine Tool Works, Ltd.	164,000	162,868
#Okamura Corp.	342,900	1,685,440
#Okano Valve Manufacturing Co.	58,000	568,461
*Oki Electric Cable Co., Ltd.	117,000	172,906
#*OKK Corp.	255,000	208,215
OKUMA Corp.	152,000	737,015
#Okumura Corp.	750,400	2,614,142
O-M, Ltd.	105,000	338,869

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Onoken Co., Ltd.	70,000	$584,518
Organo Corp.	195,000	1,387,244
*Oriental Shiraishi Corp.	442,800	4,919
*Original Engineering Consultants Co., Ltd.	66,500	86,699
OSG Corp.	116,800	1,148,746
Oyo Corp.	107,500	953,761
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	284,086
#Park24 Co., Ltd.	131,900	1,471,242
*Penta-Ocean Construction Co., Ltd.	841,000	951,673
Pilot Corp.	759	886,327
Pronexus, Inc.	133,400	887,801
Raito Kogyo Co., Ltd.	193,700	385,717
Rheon Automatic Machinery Co., Ltd.	64,000	195,059
*Ryobi, Ltd.	558,200	1,444,762
*Sailor Pen Co., Ltd.	127,000	80,852
Sakai Heavy Industries, Ltd.	126,000	185,785
*Sakurada Co., Ltd.	225,000	61,844
#*Sanix, Inc.	157,400	279,720
Sanki Engineering Co., Ltd.	261,000	1,916,981
#Sanko Metal Industrial Co., Ltd.	118,000	313,558
*Sankyo-Tateyama Holdings, Inc.	1,102,000	1,085,064
Sankyu, Inc.	445,000	1,951,308
Sanritsu Corp.	17,800	113,009
Sanwa Holdings Corp.	326,000	893,853
Sanyo Denki Co., Ltd.	214,000	993,020
Sanyo Engineering & Construction, Inc.	48,000	169,558
Sanyo Industries, Ltd.	102,000	164,076
#Sasebo Heavy Industries Co., Ltd.	546,000	1,208,581
Sato Corp.	108,600	1,322,037
Sato Shoji Corp.	65,300	350,025
*Sawafuji Electric Co., Ltd.	48,000	81,115
Secom Joshinetsu Co., Ltd.	33,900	692,107
Secom Techno Service Co., Ltd.	40,500	1,119,569
Seibu Electric Industry Co., Ltd.	67,000	292,309
Seika Corp.	267,000	616,582
#*Seikitokyu Kogyo Co., Ltd.	335,000	173,590
Seino Holdings Co., Ltd.	157,000	1,161,775
Sekisui Jushi Co., Ltd.	162,000	1,305,216
Senko Co., Ltd.	371,000	1,390,823
Senshu Electric Co., Ltd.	37,300	418,312
#Shibusawa Warehouse Co., Ltd.	259,000	803,145
Shibuya Kogyo Co., Ltd.	82,300	746,097
#Shima Seiki Manufacturing Co., Ltd.	59,600	1,215,954
Shin Nippon Air Technologies Co., Ltd.	84,980	598,458
#Shin-Keisei Electric Railway Co., Ltd.	174,000	688,742
#Shin-Kobe Electric Machinery Co., Ltd.	109,000	1,336,687
Shinmaywa Industries, Ltd.	403,000	1,452,387
Shinnihon Corp.	215,900	388,568
Shinsho Corp.	284,000	470,414
*Shinwa Kaiun Kaisha, Ltd.	409,000	1,115,577
Sho-Bond Corp.	98,100	1,715,842
#Shoko Co., Ltd.	316,000	393,523
#Showa Aircraft Industry Co., Ltd.	112,000	742,344
Showa KDE Co., Ltd.	124,000	136,829
#Sinfonia Technology Co., Ltd.	496,000	1,185,052
Sintokogio, Ltd.	191,800	1,359,375
Soda Nikka Co., Ltd.	67,000	239,049
Sohgo Security Services Co., Ltd.	142,100	1,644,568
#Space Co., Ltd.	73,420	533,484
Subaru Enterprise Co., Ltd.	59,000	179,655
Sugimoto & Co., Ltd.	34,100	332,989

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Sumitomo Densetsu Co., Ltd.	104,600	$546,299
*Sumitomo Mitsui Construction Co., Ltd.	122,000	106,045
#Sumitomo Precision Products Co., Ltd.	176,000	529,841
Sumitomo Warehouse Co., Ltd.	292,000	1,286,527
#Sun Wave Corp.	785,000	2,215,942
*Suzuki Metal Industry Co., Ltd.	71,000	141,107
*SWCC Showa Holdings Co., Ltd.	831,000	785,304
Tadano, Ltd.	157,579	746,197
Taihei Dengyo Kaisha, Ltd.	152,000	1,840,158
*Taihei Kogyo Co., Ltd.	257,000	829,147
#*Taiheiyo Kaiun Co., Ltd.	167,000	149,178
Taiheiyo Kouhatsu, Inc.	95,000	74,581
Taikisha, Ltd.	125,600	1,585,035
Takada Kiko Co., Ltd.	350,000	665,195
Takano Co., Ltd.	52,000	319,989
#Takara Printing Co., Ltd.	38,055	324,386
Takara Standard Co., Ltd.	515,000	2,970,448
#Takasago Thermal Engineering Co., Ltd.	292,000	2,318,285
#*Takashima & Co., Ltd.	137,000	197,746
Takigami Steel Construction Co., Ltd.	50,000	122,004
Takisawa Machine Tool Co., Ltd.	191,000	139,867
*Takuma Co., Ltd.	297,000	773,936
*Tanseisha Co., Ltd.	74,000	189,888
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	498,671
*TCM Corp.	238,000	557,145
TECHNO ASSOCIE Co., Ltd.	58,400	418,487
Techno Ryowa, Ltd.	71,390	377,221
#Teikoku Electric Manufacturing Co., Ltd.	32,100	670,702
*Tekken Corp.	521,000	454,808
Teraoka Seisakusho Co., Ltd.	53,600	248,903
Toa Corp.	744,000	782,319
Toa Doro Kogyo Co., Ltd.	155,000	222,829
#*Tobishima Corp.	1,548,500	406,182
#Tocalo Co., Ltd.	51,600	837,925
Toda Corp.	623,000	2,076,783
Todentu Corp.	121,000	216,168
Toenec Corp.	246,000	1,488,122
Tokai Lease Co., Ltd.	86,000	136,177
#Toko Electric Corp.	88,000	492,568
Tokyo Biso Kogyo Corp.	19,000	139,310
Tokyo Energy & Systems, Inc.	126,000	1,006,859
Tokyo Keiki, Inc.	265,000	320,450
#Tokyo Kikai Seisakusho, Ltd.	304,000	483,112
Tokyo Sangyo Co., Ltd.	78,000	225,808
Tokyu Community Corp.	48,200	1,036,181
Toli Corp.	207,000	376,314
Tomoe Corp.	115,500	282,721
Tonami Holdings Co., Ltd.	331,000	900,731
#*Tori Holdings Co., Ltd.	230,100	115,131
#Torishima Pump Manufacturing Co., Ltd.	100,000	1,735,168
#Toshiba Machine Co., Ltd.	249,000	796,701
#Toshiba Plant Kensetsu Co., Ltd.	219,450	2,872,309
Tosho Printing Co., Ltd.	243,000	512,538
Totetsu Kogyo Co., Ltd.	122,000	716,297
*Totoku Electric Co., Ltd.	101,000	105,686
#Toyo Electric Co., Ltd.	156,000	1,363,770
Toyo Engineering Corp.	628,400	2,092,719
*Toyo Machinery & Metal Co., Ltd.	61,000	92,603
Toyo Shutter Co., Ltd.	11,800	78,350
#Toyo Tanso Co, Ltd.	19,400	958,925
#Toyo Wharf & Warehouse Co., Ltd.	274,000	506,202

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Trinity Industrial Corp.	56,000	$272,954
Trusco Nakayama Corp.	101,500	1,581,456
Tsubakimoto Chain Co.	579,700	2,505,300
Tsubakimoto Kogyo Co., Ltd.	97,000	208,369
#Tsugami Corp.	265,000	498,120
Tsukishima Kikai Co., Ltd.	140,000	878,749
Tsurumi Manufacturing Co., Ltd.	94,000	664,490
Tsuzuki Denki Co., Ltd.	75,000	301,157
TTK Co., Ltd.	62,000	228,368
Uchida Yoko Co., Ltd.	171,000	513,745
Ueki Corp.	455,000	638,205
#Union Tool Co.	67,100	1,956,843
Utoc Corp.	96,400	267,379
*Venture Link Co., Ltd.	405,500	66,338
#*Wakachiku Construction Co., Ltd.	2,549,000	1,305,914
Weathernews, Inc.	26,700	349,977
Yahagi Construction Co., Ltd.	151,000	994,698
Yamabiko Corp.	28,782	350,204
Yamato Corp.	82,000	278,297
Yamaura Corp.	40,500	88,792
Yamazen Co., Ltd.	306,600	994,476
Yasuda Warehouse Co., Ltd. (The)	98,200	668,435
Yokogawa Bridge Holdings Corp.	139,400	1,178,417
Yondenko Corp.	133,800	752,591
Yuasa Trading Co., Ltd.	779,000	730,313
Yuken Kogyo Co., Ltd.	156,000	223,594
Yurtec Corp.	231,000	1,457,637
Yusen Air & Sea Service Co., Ltd.	9,700	129,922
Yushin Precision Equipment Co., Ltd.	53,534	860,138

Total Industrials		321,133,374

Information Technology — (10.0%)
#Ai Holdings Corp.	182,600	642,298
Aichi Tokei Denki Co., Ltd.	113,000	337,288
Aiphone Co., Ltd.	70,900	1,259,539
#*Allied Telesis Holdings K.K.	470,700	246,569
Alpha Systems, Inc.	36,500	697,263
*Alps Electric Co., Ltd.	351,500	2,193,937
*Anritsu Corp.	435,000	1,528,960
AOI Electronics Co., Ltd.	37,400	629,235
*Apic Yamada Corp.	36,000	73,163
#CAC Corp.	69,100	478,985
Canon Electronics, Inc.	68,200	1,355,796
Canon Finetech, Inc.	107,970	1,403,326
Capcom Co., Ltd.	137,800	2,316,110
Chino Corp.	158,000	412,851
#*CMK Corp.	70,100	497,050
Computer Engineering & Consulting, Ltd.	61,500	398,921
Core Corp.	45,700	320,142
Cresco, Ltd.	23,200	107,645
#*CSK Holdings Corp.	144,200	542,798
#Cybozu, Inc.	615	272,890
*Daiko Denshi Tsushin, Ltd.	23,000	42,575
#*Dainippon Screen Manufacturing Co., Ltd.	652,000	2,771,193
Denki Kogyo Co., Ltd.	237,000	1,135,043
DKK TOA Corp.	31,000	64,525
DTS Corp.	84,900	729,692
#Dwango Co., Ltd.	230	479,074
eAccess, Ltd.	4,312	3,024,281
Eizo Nanao Corp.	75,600	1,795,087
*Elna Co., Ltd.	97,000	93,750

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
ESPEC Corp.	79,800	$500,170
#*FDK Corp.	469,000	738,047
#Fuji Soft, Inc.	122,700	2,122,495
*Fujitsu Component, Ltd.	176	45,246
Fujitsu Frontech, Ltd.	78,600	657,428
Fuso Dentsu Co., Ltd.	16,000	53,691
Future Architect, Inc.	1,445	582,772
#GMO Internet, Inc.	10,100	46,152
Hakuto Co., Ltd.	80,300	720,196
Hitachi Business Solution Co., Ltd.	43,200	322,295
#Hitachi Kokusai Electric, Inc.	292,500	2,260,145
#Hochiki Corp.	97,000	538,851
#Hokuriku Electric Industry Co., Ltd.	308,000	547,749
#Horiba, Ltd.	83,500	2,019,160
Hosiden Corp.	243,000	2,942,705
Icom, Inc.	49,700	1,200,180
#*Ikegami Tsushinki Co., Ltd.	174,000	150,032
Ines Corp.	172,500	1,299,767
I-Net Corp.	47,800	262,849
Information Services International-Dentsu, Ltd.	84,500	535,057
Internet Initiative Japan, Inc.	24	54,136
#Ishii Hyoki Co., Ltd.	23,700	298,685
IT Holdings Corp.	262,001	3,228,913
ITC Networks Corp.	21	48,896
*Iwatsu Electric Co., Ltd.	303,000	273,480
Japan Aviation Electronics Industry, Ltd.	300,600	1,835,527
Japan Business Computer Co., Ltd.	74,900	514,519
#Japan Cash Machine Co., Ltd.	98,115	785,336
Japan Digital Laboratory Co., Ltd.	110,800	1,372,198
Japan Radio Co., Ltd.	435,000	855,210
Jastec Co., Ltd.	61,400	394,096
JBIS Holdings, Inc.	79,600	279,482
JIEC Co., Ltd.	199	160,228
Kaga Electronics Co., Ltd.	97,300	976,655
#Kakaku.com, Inc.	507	1,853,942
Kanematsu Electronics, Ltd.	83,100	748,478
Kawatetsu Systems, Inc.	174	153,937
Koa Corp.	148,700	1,201,234
#*Kubotek Corp.	401	128,005
Kyoden Co., Ltd.	160,000	220,347
Kyowa Electronic Instruments Co., Ltd.	52,000	154,997
Macnica, Inc.	56,400	895,298
#Marubun Corp.	96,100	507,098
Maruwa Co., Ltd.	36,500	843,954
#Maspro Denkoh Corp.	61,000	580,022
#Megachips Corp.	87,300	1,445,650
*Meisei Electric Co., Ltd.	359,000	346,134
Melco Holdings, Inc.	9,000	180,363
Mimasu Semiconductor Industry Co., Ltd.	95,081	1,234,455
Miroku Jyoho Service Co., Ltd.	107,000	238,976
*Mitsui High-Tec, Inc.	138,700	1,400,746
Mitsui Knowledge Industry Co., Ltd.	3,688	619,675
*Mutoh Holdings Co., Ltd.	160,000	250,158
*Nagano Japan Radio Co., Ltd.	85,000	128,744
*Nagano Keiki Co., Ltd.	600	3,870
Nakayo Telecommunications, Inc.	543,000	1,062,953
*NEC Electronics Corp.	63,300	469,443
NEC Fielding, Ltd.	109,600	1,613,700
NEC Mobiling, Ltd.	49,600	1,351,481
#Net One Systems Co., Ltd.	1,889	2,476,401
*Netmarks, Inc.	523	120,646

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Nichicon Corp.	265,000	$2,649,101
#Nidec Sankyo Corp.	200,000	1,519,702
Nihon Dempa Kogyo Co., Ltd.	69,000	1,285,788
#*Nihon Inter Electronics Corp.	104,700	359,673
Nihon Unisys, Ltd.	169,700	1,446,209
*Nippon Avionics Co., Ltd.	83,000	163,243
#Nippon Ceramic Co., Ltd.	86,700	1,172,052
#*Nippon Chemi-Con Corp.	466,000	1,724,293
Nippon Systemware Co., Ltd.	30,000	100,909
Nohmi Bosai, Ltd.	134,000	984,819
#NS Solutions Corp.	55,700	1,019,076
#NSD Co., Ltd.	173,800	1,772,174
#Obic Business Consultants Co., Ltd.	5,800	278,961
Okaya Electric Industries Co., Ltd.	73,000	185,759
*Oki Electric Industry Co., Ltd.	2,062,000	1,860,276
Ono Sokki Co., Ltd.	103,000	463,620
Origin Electric Co., Ltd.	105,000	269,501
Osaki Electric Co., Ltd.	128,000	1,238,360
Panasonic Electric Works Information Systems Co., Ltd.	1,600	44,947
PCA Corp.	17,500	157,250
#*Pixela Corp.	19,200	65,949
*Rikei Corp.	174,500	175,070
Riken Keiki Co., Ltd.	77,800	554,738
#Roland DG Corp.	57,500	754,129
Ryoden Trading Co., Ltd.	152,000	871,288
Ryosan Co., Ltd.	122,000	2,913,094
Ryoyo Electro Corp.	108,000	883,516
Sanken Electric Co., Ltd.	300,000	1,091,890
Sanko Co., Ltd.	22,000	72,437
Sanshin Electronics Co., Ltd.	108,100	851,584
Satori Electric Co., Ltd.	56,380	360,986
*Saxa Holdings, Inc.	194,000	407,702
*Sekonic Corp.	36,000	45,760
#*Shibaura Mechatronics Corp.	171,000	630,662
*Shindengen Electric Manufacturing Co., Ltd.	296,000	700,421
Shinkawa, Ltd.	68,400	1,098,542
Shinko Shoji Co., Ltd.	75,900	589,072
#Shizuki Electric Co., Inc.	103,000	443,139
#Siix Corp.	83,700	918,629
*Simplex Technology, Inc.	115	54,512
#SMK Corp.	265,000	1,679,866
So-Net Entertainment Corp.	26	56,735
Sorun Corp.	92,600	468,161
*SPC Electronics Corp.	48,200	59,911
#SRA Holdings, Inc.	49,700	436,678
Star Micronics Co., Ltd.	133,000	1,093,625
#Sumida Corp.	66,249	438,013
Sumisho Computer Systems Corp.	125,700	1,990,521
#SUNX, Ltd.	117,400	406,174
#SystemPro Co., Ltd.	676	322,325
Tachibana Eletech Co., Ltd.	62,400	448,779
Taiyo Yuden Co., Ltd.	200,000	2,250,265
#*Tamura Corp.	253,000	817,893
*Tecmo Koei Holdings Co., Ltd.	182,030	1,521,189
#Teikoku Tsushin Kogyo Co., Ltd.	172,000	397,491
TKC Corp.	97,900	1,975,342
*Toko, Inc.	331,000	487,528
Tokyo Denpa Co., Ltd.	24,900	168,219
Tokyo Electron Device, Ltd.	352	454,281
#*Tokyo Seimitsu Co., Ltd.	110,000	1,381,464
Tomen Electronics Corp.	50,600	567,606

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#Topcon Corp.	154,800	$850,267
Tose Co., Ltd.	23,100	155,865
*Toshiba TEC Corp.	335,000	1,358,266
Toukei Computer Co., Ltd.	27,710	369,551
Toyo Corp.	110,600	997,821
#*Trans Cosmos, Inc.	138,600	1,221,515
Tsuzuki Densan Co., Ltd.	22,500	62,461
#Ulvac, Inc.	86,700	2,038,640
#*Uniden Corp.	121,000	281,555
*Union Holdings Co., Ltd.	891,600	117,004
*Wacom Co., Ltd.	519	1,155,123
XNET Corp.	21	31,212
#*Yamaichi Electronics Co., Ltd.	260,900	529,188
Yaskawa Information Systems Corp.	40,000	135,743
Ye Data, Inc.	43,000	66,512
Yokowo Co., Ltd.	69,500	408,197
#Zuken, Inc.	95,200	769,630

Total Information Technology		134,852,490

Materials — (11.2%)
Achilles Corp.	670,000	961,683
Adeka Corp.	341,200	3,127,162
Agro-Kanesho Co., Ltd.	7,000	58,963
Aichi Steel Corp.	367,000	1,756,650
Arakawa Chemical Industries, Ltd.	67,700	837,040
Araya Industrial Co., Ltd.	204,000	307,109
Aronkasei Co., Ltd.	124,000	537,665
Asahi Organic Chemicals Industry Co., Ltd.	334,000	840,928
Chuetsu Pulp & Paper Co., Ltd.	395,000	780,979
#*Chugai Mining Co., Ltd.	852,400	386,443
Chugoku Marine Paints, Ltd.	233,000	1,634,219
#*Chugokukogyo Co., Ltd.	105,000	111,431
Chuo Denki Kogyo Co., Ltd.	90,000	745,227
#Co-Op Chemical Co., Ltd.	159,000	286,110
*Dai Nippon Toryo, Ltd.	488,000	561,088
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	464,599
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	368,612
#Daiken Corp.	439,000	983,783
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,049,626
Daio Paper Corp.	119,500	1,002,104
Daiso Co., Ltd.	356,000	1,006,286
DC Co., Ltd.	113,900	352,194
DIC Corp.	250,000	409,173
Dowa Holdings Co., Ltd.	283,000	1,652,237
Dynapac Co., Ltd.	25,000	81,143
#FP Corp.	63,900	3,165,602
Fujikura Kasei Co., Ltd.	94,500	488,220
Fumakilla, Ltd.	85,000	416,018
Geostar Corp.	88,000	94,977
Godo Steel, Ltd.	542,000	1,051,669
#Gun-Ei Chemical Industry Co., Ltd.	278,000	668,193
Harima Chemicals, Inc.	78,000	483,855
#Hodogaya Chemical Co., Ltd.	281,000	687,493
Hokkan Holdings, Ltd.	210,000	535,269
Hokko Chemical Industry Co., Ltd.	90,000	303,007
Hokuetsu Kishu Paper Co., Ltd.	601,199	3,109,276
#Hokushin Co., Ltd.	64,000	112,914
Honshu Chemical Industry Co., Ltd.	35,000	152,206
Ihara Chemical Industry Co., Ltd.	155,000	526,722
#ISE Chemicals Corp.	86,000	557,015
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,051,973

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Japan Carlit Co., Ltd.	59,800	$297,476
JSP Corp.	106,700	1,020,133
#Kanto Denka Kogyo Co., Ltd.	194,000	1,579,983
Katakura Chikkarin Co., Ltd.	43,000	133,327
Kawakin Holdings Co., Ltd.	11,000	35,489
Kawasaki Kasei Chemicals, Ltd.	121,000	152,516
Koatsu Gas Kogyo Co., Ltd.	166,000	956,588
#Kohsoku Corp.	62,800	479,844
Konishi Co., Ltd.	67,500	644,747
#Kumiai Chemical Industry Co., Ltd.	227,000	795,500
Kureha Corp.	627,500	3,384,770
*Kurosaki Harima Corp.	286,000	440,117
Kyoei Steel, Ltd.	8,900	198,860
Lintec Corp.	87,400	1,547,548
MEC Co., Ltd.	61,200	450,472
Mitsubishi Paper Mills, Ltd.	1,094,000	1,408,328
*Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,024,153
*Mitsui Mining & Smelting Co., Ltd.	389,000	1,002,361
Mory Industries, Inc.	154,000	332,026
Nakabayashi Co., Ltd.	181,000	373,092
Nakayama Steel Works, Ltd.	443,000	674,451
#Neturen Co., Ltd.	153,800	1,088,011
Nichia Steel Works, Ltd.	175,900	541,116
Nifco, Inc.	162,700	3,329,607
Nihon Kagaku Sangyo Co., Ltd.	79,000	544,410
*Nihon Matai Co., Ltd.	111,000	117,135
#Nihon Nohyaku Co., Ltd.	219,000	1,392,424
Nihon Parkerizing Co., Ltd.	230,000	2,726,796
Nihon Seiko Co., Ltd.	18,000	38,713
*Nippon Carbide Industries Co., Inc.	201,000	235,914
Nippon Chemical Industrial Co., Ltd.	281,000	661,408
*Nippon Chutetsukan K.K.	97,000	154,885
Nippon Chuzo K.K.	136,000	166,589
Nippon Coke & Engineering Co., Ltd.	772,500	933,333
#Nippon Concrete Industries Co., Ltd.	157,000	260,143
#Nippon Denko Co., Ltd.	372,000	2,646,303
Nippon Fine Chemical Co., Ltd.	90,600	833,044
#Nippon Kasei Chemical Co., Ltd.	355,000	763,766
Nippon Kayaku Co., Ltd.	248,000	2,218,653
#*Nippon Kinzoku Co., Ltd.	222,000	397,397
#Nippon Koshuha Steel Co., Ltd.	438,000	451,970
*Nippon Light Metal Co., Ltd.	1,115,000	981,569
#Nippon Metal Industry Co., Ltd.	592,000	1,059,251
#Nippon Paint Co., Ltd.	727,200	4,364,964
Nippon Paper Group, Inc.	16,119	427,759
Nippon Pigment Co., Ltd.	43,000	76,813
*Nippon Pillar Packing Co., Ltd.	83,000	376,105
Nippon Soda Co., Ltd.	525,000	2,113,538
Nippon Synthetic Chemical Industry Co., Ltd. (The)	310,000	2,276,763
Nippon Valqua Industries, Ltd.	313,000	615,364
Nippon Yakin Kogyo Co., Ltd.	395,500	1,919,131
Nittetsu Mining Co., Ltd.	281,000	1,505,230
#Nitto FC Co., Ltd.	72,000	401,256
#NOF Corp.	701,000	3,179,395
Okabe Co., Ltd.	186,900	662,344
Okamoto Industries, Inc.	401,000	1,523,119
*Okura Industrial Co., Ltd.	211,000	633,887
Osaka Organic Chemical Industry, Ltd.	66,000	284,921
Osaka Steel Co., Ltd.	81,400	1,503,735
#Osaka Titanium Technologies Co., Ltd.	31,000	821,810
Pacific Metals Co., Ltd.	210,000	1,577,975

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#Pack Corp. (The)	66,200	$995,258
Riken Technos Corp.	197,000	460,493
#*S Science Co., Ltd.	3,252,000	105,962
S.T. Chemical Co., Ltd.	84,400	946,147
Sakai Chemical Industry Co., Ltd.	355,000	1,437,335
Sakata INX Corp.	214,000	820,642
Sanyo Chemical Industries, Ltd.	340,000	1,903,004
Sanyo Special Steel Co., Ltd.	542,300	1,994,051
Sekisui Plastics Co., Ltd.	245,000	962,019
Shikoku Chemicals Corp.	202,000	1,300,291
Shinagawa Refractories Co., Ltd.	224,000	435,299
Shin-Etsu Polymer Co., Ltd.	245,200	1,582,416
Shinko Wire Co., Ltd.	185,000	292,896
Showa Tansan Co., Ltd.	13,000	57,402
Somar Corp.	43,000	104,601
#Stella Chemifa Corp.	42,100	2,316,828
Sumitomo Bakelite Co., Ltd.	192,000	905,426
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,116,154
#Sumitomo Osaka Cement Co., Ltd.	225,000	394,142
Sumitomo Pipe & Tube Co., Ltd.	108,100	613,196
Sumitomo Seika Chemicals Co., Ltd.	238,000	911,612
#T. Hasegawa Co., Ltd.	129,300	1,992,997
Taisei Lamick Co., Ltd.	18,500	446,430
Takasago International Corp.	339,000	1,770,727
Takiron Co., Ltd.	243,000	669,146
Tayca Corp.	151,000	421,898
Tenma Corp.	98,900	1,158,072
#*Titan Kogyo K.K.	59,000	136,963
Toagosei Co., Ltd.	897,000	3,137,826
#Toda Kogyo Corp.	158,000	1,517,709
#Toho Titanium Co., Ltd.	65,400	817,178
#Toho Zinc Co., Ltd.	425,000	2,116,108
Tokai Carbon Co., Ltd.	387,000	1,867,980
Tokushu Tokai Holdings Co., Ltd.	505,580	1,272,255
Tokyo Ohka Kogyo Co., Ltd.	111,900	2,155,927
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,572,477
#*Tomoegawa Paper Co., Ltd.	125,000	307,323
Tomoku Co., Ltd.	294,000	668,838
Topy Industries, Ltd.	748,000	1,451,842
Toyo Ink Manufacturing Co., Ltd.	541,000	1,881,610
Toyo Kohan Co., Ltd.	273,000	1,323,157
TYK Corp.	142,000	330,006
Ube Material Industries, Ltd.	275,000	722,082
Wood One Co., Ltd.	169,000	433,866
Yamamura Glass Co., Ltd.	360,000	1,145,462
Yodogawa Steel Works, Ltd.	624,500	2,584,582
Yuki Gosei Kogyo Co., Ltd.	64,000	182,812
#Yushiro Chemical Industry Co., Ltd.	51,600	780,454
Zeon Corp.	503,000	2,286,496

Total Materials		151,252,587

Telecommunication Services — (0.0%)
#*Invoice, Inc.	39,279	596,409

Utilities — (0.7%)
Hokkaido Gas Co., Ltd.	210,000	585,987
Hokuriku Gas Co., Ltd.	99,000	286,289
Okinawa Electric Power Co., Ltd.	32,671	1,759,591
#Saibu Gas Co., Ltd.	1,291,000	3,693,034
Shizuoka Gas Co., Ltd.	258,000	1,990,313

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Utilities — (Continued)
#Tokai Corp.	236,000	$1,291,884

Total Utilities		9,607,098

TOTAL COMMON STOCKS		1,172,144,924

RIGHTS/WARRANTS — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $115,000 FNMA 6.50%, 06/25/39, valued at $123,769) to be repurchased at $118,002	$118	118,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@DFA Short Term Investment Fund LP	172,297,110	172,297,110
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $752,982) to be repurchased at $738,222	$738	738,218

TOTAL SECURITIES LENDING COLLATERAL		173,035,328

TOTAL INVESTMENTS — (100.0%) (Cost $1,560,342,919)		$1,345,298,252

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (82.9%)
AUSTRALIA — (48.9%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Adacel Technologies, Ltd.	113,249	57,159
*Adamus Resources, Ltd.	895,668	336,150
ADCorp Australia, Ltd.	212,402	57,599
#Adelaide Brighton, Ltd.	1,480,311	3,724,318
*Aditya Birla Minerals, Ltd.	841,658	943,247
Adtrans Group, Ltd.	37,239	105,911
#*AED Oil, Ltd.	282,000	139,482
Aevum, Ltd.	442,938	592,077
*Agenix, Ltd.	707,478	10,826
*Ainsworth Game Technology, Ltd.	380,243	56,675
#AJ Lucas Group, Ltd.	333,607	1,286,330
*Alchemia, Ltd.	613,381	388,289
#Alesco Corp., Ltd.	457,971	2,053,018
*Alkane Resources, Ltd.	938,520	314,681
#*Alliance Resources, Ltd.	334,977	185,729
*Allied Medical, Ltd.	11,746	—
Altium, Ltd.	158,490	35,198
*Amadeus Energy, Ltd.	819,137	200,151
Amalgamated Holdings, Ltd.	374,540	2,011,308
Amcom Telecommunications, Ltd.	1,135,725	224,057
Ammtec, Ltd.	13,918	32,632
#*Andean Resources, Ltd.	1,464,837	2,876,891
Ansell, Ltd.	265,435	2,452,554
AP Eagers, Ltd.	37,790	349,786
#APA Group, Ltd.	1,044,302	2,954,348
*Apex Minerals NL	2,317,078	86,150
#APN News & Media, Ltd.	1,324,541	2,644,357
*Aquila Resources, Ltd.	380,685	2,547,769
*Arafura Resources, Ltd.	162,638	118,950
ARB Corporation, Ltd.	304,681	1,435,620
Ariadne Australia, Ltd.	267,324	66,173
*Arturus Capital, Ltd.	98,412	24,804
ASG Group, Ltd.	186,445	166,115
Astron, Ltd.	87,221	161,109
#*Atlas Iron, Ltd.	662,409	1,039,060
*Aurora Oil and Gas, Ltd.	540,105	147,556
#Ausdrill, Ltd.	694,863	1,048,365
Austal, Ltd.	631,677	1,369,446
*Austar United Communications, Ltd.	3,107,163	3,602,715
#Austbrokers Holdings, Ltd.	58,240	252,782
Austereo Group, Ltd.	1,051,320	1,397,996
Austin Engineering, Ltd.	60,135	134,176
*Austpac Resources NL	1,627,877	51,285
*Australian Agricultural Co., Ltd.	887,546	1,150,250
Australian Infrastructure Fund	2,805,723	4,426,075
#Australian Pharmaceutical Industries, Ltd. (6002840)	5,079,394	3,377,108
*Australian Pharmaceutical Industries, Ltd. (60028RR)	4,331,586	2,904,802
Australian Worldwide Exploration, Ltd.	1,482,305	3,397,856
*Autodom, Ltd.	173,083	12,950
Automotive Holdings Group, Ltd.	11,861	23,096
*Autron Corporation, Ltd.	989,247	13,802
*Avexa, Ltd.	461,667	72,153
#AVJennings, Ltd.	5,350,378	2,545,418
#*Avoca Resources, Ltd.	656,313	893,526
#AWB, Ltd.	3,807,619	4,157,632
*Ballarat South Gold, Ltd.	1,996	16,213
Bank of Queensland, Ltd.	70,274	769,290

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Bannerman Resources, Ltd.	207,242	$198,817
Beach Petroleum, Ltd.	3,630,729	2,546,745
*Berkeley Resources, Ltd.	39,273	33,027
Beyond International, Ltd.	61,256	33,911
#*Biota Holdings, Ltd.	940,673	2,379,816
*Bisalloy Steel Group, Ltd.	469,001	90,773
Blackmores, Ltd.	75,215	1,392,428
#*Boart Longyear Group	7,154,699	1,724,096
#*Boulder Steel, Ltd.	1,667,795	222,628
*Bow Energy, Ltd.	60,825	68,812
#Bradken, Ltd.	582,247	3,202,182
*Breakaway Resporces, Ltd.	580,505	50,090
Breville Group, Ltd.	598,466	1,201,151
Brickworks, Ltd.	130,635	1,522,130
*Brockman Resources, Ltd.	653,924	1,164,764
BSA, Ltd.	587,227	130,522
*BT Investment Management, Ltd.	21,295	59,650
#Cabcharge Australia, Ltd.	408,669	2,145,584
#Calliden Group, Ltd.	633,393	186,684
#Campbell Brothers, Ltd. (6161729)	240,269	6,196,971
*Campbell Brothers, Ltd. (B4TK967)	40,045	1,044,958
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	219,283	6,436
#*Cardno, Ltd.	247,493	1,066,231
#*Carnarvon Petroleum, Ltd.	2,906,082	1,373,793
*Carnegie Wave Energy, Ltd.	1,008,948	194,098
*Carpentaria Exploration, Ltd.	87,077	13,322
Cash Converters International, Ltd.	1,086,054	543,176
#*Catalpa Resources, Ltd.	577,084	80,054
*CBH Resources, Ltd.	408,220	—
*CDS Technologies, Ltd.	13,276	11,353
Cedar Woods Properties, Ltd.	100,585	224,528
#Cellestis, Ltd.	387,333	1,229,116
*Cellnet Group, Ltd.	921,474	236,397
*Centamin Egypt, Ltd.	2,112,300	4,331,276
#Centennial Coal Co., Ltd.	1,196,500	3,341,606
*Centrex Metals, Ltd.	46,889	25,833
#*Ceramic Fuel Cells, Ltd.	2,190,662	424,707
Challenger Financial Services Group, Ltd.	1,750,037	5,754,880
*Chandler Macleod Group, Ltd.	88,156	13,559
*Chemeq, Ltd.	166,742	12,458
*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	439,139
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,594
*Circadian Technologies, Ltd.	64,591	42,661
*Citadel Resource Group, Ltd.	1,735,175	666,296
#*Citigold Corp., Ltd.	3,765,806	468,446
#*Clarius Group, Ltd.	1,105,857	1,049,319
*Clinuvel Pharmaceuticals, Ltd.	1,184,356	323,311
Clough, Ltd.	1,650,373	1,228,325
Clover Corp., Ltd.	269,348	51,799
#*CO2 Group, Ltd.	844,559	293,412
*Cockatoo Coal, Ltd.	83,491	28,218
Codan, Ltd.	142,942	118,490
*Coffey International, Ltd.	555,688	1,088,412
Collection House, Ltd.	1,759,373	1,082,048
*Comet Ridge, Ltd.	65,567	23,045
#ConnectEast Group, Ltd.	8,607,304	3,049,683
#*Conquest Mining, Ltd.	1,061,185	549,957
Consolidated Media Holdings, Ltd.	965,454	2,618,474
Corporate Express Australia, Ltd.	422,355	1,621,057
#Count Financial, Ltd.	991,201	1,212,267

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Coventry Group, Ltd.	140,775	$212,659
#Crane Group, Ltd.	345,440	2,783,584
*Crescent Gold, Ltd.	1,124,856	221,975
CSG, Ltd.	135,235	176,593
*CuDeco, Ltd.	96,711	489,898
#*Cue Energy Resources, Ltd.	452,354	102,128
#*Customers, Ltd.	477,130	1,336,895
Danks Holdings, Ltd.	10,425	122,034
Data#3, Ltd.	5,572	39,183
#David Jones, Ltd.	1,296,067	6,140,136
Devine, Ltd.	993,850	413,745
Dominion Mining, Ltd.	394,791	1,242,211
#Downer EDI, Ltd.	908,261	6,914,045
*Dragon Mining, Ltd.	1,665,100	121,924
#DUET Group, Ltd.	2,903,270	4,392,324
#DWS Advanced Business Solutions, Ltd.	102,144	158,921
*Dyesol, Ltd.	52,231	40,594
#*Eastern Star Gas, Ltd.	2,840,990	2,148,807
#*Elders, Ltd.	13,223,946	2,168,817
*Ellect Holdings, Ltd.	482	1,562
*Ellex Medical Lasers, Ltd.	210,483	43,398
Emeco Holdings, Ltd.	1,240,388	959,137
#Energy Developments, Ltd.	627,582	1,346,076
#*Energy World Corp., Ltd.	4,084,764	1,750,350
Envestra, Ltd.	4,390,935	2,069,475
Envirozel, Ltd.	381,802	54,521
Euroz, Ltd.	8,038	11,502
#*Extract Resources, Ltd.	140,902	1,044,876
*Falcon Minerals, Ltd.	4,587	820
Fantastic Holdings, Ltd.	355,613	1,272,100
*Fig Tree Developments, Ltd.	20,365	183
*First Australian Resources, Ltd.	414,263	15,011
#Fleetwood Corp., Ltd.	238,527	1,613,405
FlexiGroup, Ltd.	436,156	588,070
#Flight Centre, Ltd.	192,954	2,910,033
#*Flinders Mines, Ltd.	5,948,301	757,041
*Forest Enterprises Australia, Ltd.	2,849,173	194,454
Forge Group, Ltd.	170,828	224,009
*Forte Energy NL	850,000	125,244
Gazal Corp., Ltd.	104,542	128,921
*Geodynamics, Ltd.	1,015,653	822,326
*Gindalbie Metals, Ltd.	1,817,381	1,408,883
*Giralia Resources NL	625,030	574,826
*Glengarry Resources, Ltd.	768,955	36,560
Goodman Fielder, Ltd.	864,773	1,240,480
Gowing Bros., Ltd.	82,167	201,212
#*Graincorp, Ltd. Series A	461,398	2,868,614
#*Grange Resources, Ltd.	903,958	201,261
*GRD, Ltd.	1,354,280	653,194
#*Great Southern, Ltd.	9,302,784	1,004,864
#GUD Holdings, Ltd.	338,555	2,611,536
Gunns, Ltd.	2,872,620	2,588,470
#GWA International, Ltd.	957,332	2,435,122
Hastie Group, Ltd.	784,777	1,323,797
*Havilah Resources NL	271,898	144,789
#Healthscope, Ltd.	857,741	3,640,247
*HFA Holdings, Ltd.	186,406	38,953
HGL, Ltd.	108,137	105,759
*Highlands Pacific, Ltd.	2,651,500	692,154
#Hills Industries, Ltd.	926,493	1,701,501
*Horizon Oil, Ltd.	3,227,717	878,995

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Hutchison Telecommunications (Australia), Ltd.	7,914,113	$811,262
*Icon Energy, Ltd.	111,982	43,396
*ICSGlobal, Ltd.	248,727	23,193
IDT Australia, Ltd.	82,205	110,407
iiNet, Ltd.	416,802	691,611
*Iluka Resources, Ltd.	506,650	1,569,617
Imdex, Ltd.	812,684	615,550
*IMF Australia, Ltd.	231,410	335,322
*IMX Resources, Ltd.	594,082	161,745
Independence Group NL	552,303	2,093,310
*Indophil Resources NL	1,738,038	1,422,340
#Industrea, Ltd.	3,394,391	1,324,506
#Infigen Energy, Ltd.	1,556,089	1,982,319
#Infomedia, Ltd.	1,458,074	523,355
*Innamincka Petroleum, Ltd.	780,031	128,460
Integrated Research, Ltd.	261,513	105,581
#*Intrepid Mines, Ltd.	666,867	197,292
Invocare, Ltd.	637,257	3,346,428
#IOOF Holdings, Ltd.	950,183	4,451,477
#Iress Market Technology, Ltd.	348,498	2,403,394
#iSOFT Group, Ltd.	2,688,547	1,922,611
*Ivanhoe Australia, Ltd.	34,933	112,095
*Ixla, Ltd.	89,921	1,862
#*Jabiru Metals, Ltd.	1,854,281	689,876
#JB Hi-Fi, Ltd.	281,420	5,175,392
K&S Corp., Ltd.	160,535	413,646
#*Kagara, Ltd.	1,628,074	1,434,927
#*Karoon Gas Australia, Ltd.	628,673	4,257,692
*Kings Minerals NL	1,634,196	226,333
#Kingsgate Consolidated, Ltd.	395,739	2,669,366
*Kingsrose Mining, Ltd.	134,627	78,309
*Lednium, Ltd.	195,019	14,044
Lemarne Corp., Ltd.	25,882	104,391
#*Lend Lease Primelife, Ltd.	2,140,495	576,058
#*Linc Energy, Ltd.	866,033	1,201,414
*Liquefied Natural Gas, Ltd.	54,592	63,521
*Lodestar Minerals, Ltd.	26,307	1,539
Lycopodium, Ltd.	45,700	117,868
#*Lynas Corp., Ltd. (6121176)	5,059,481	2,130,679
*Lynas Corp., Ltd. (B4T1K12)	356,375	155,583
*M2 Telecommunications Group, Ltd.	60,939	86,465
#MAC Services Group, Ltd.	185,743	344,150
#Macarthur Coal, Ltd.	283,794	2,125,783
MacMahon Holdings, Ltd.	3,283,150	1,638,707
#Macquarie Media Group, Ltd. (B1FQWB4)	786,064	1,285,493
*Macquarie Media Group, Ltd. (B50HWQ5)	786,064	1,309,010
*Macquarie Telecom Group, Ltd.	35,019	115,892
*Magma Metals, Ltd.	154,165	92,544
#*Mantra Resources, Ltd.	31,175	122,748
#*Marion Energy, Ltd.	434,665	49,721
*Maryborough Sugar Factory, Ltd.	2,560	5,284
MaxiTRANS Industries, Ltd.	889,356	354,023
*McGuigan Simeon Wines, Ltd.	2,456,151	747,128
#McMillan Shakespeare, Ltd.	194,418	722,531
*McPherson’s, Ltd.	303,441	789,789
*Medusa Mining, Ltd.	119,453	350,258
Melbourne IT, Ltd.	379,204	593,008
#*MEO Australia, Ltd.	380,000	187,899
#Mermaid Marine Australia, Ltd.	737,634	1,770,166
*Metgasco, Ltd.	44,450	20,138
*Mikoh Corp., Ltd.	856,548	80,457

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Millennium Minerals, Ltd.	656,280	$30,751
#*Minara Resources, Ltd.	697,128	538,406
#Mincor Resources NL	946,204	1,792,123
#Mineral Resources, Ltd.	381,930	2,425,764
*Mirabela Nickel, Ltd.	60,633	145,757
Mitchell Communications Group, Ltd.	1,225,532	960,162
#*Molopo Australia, Ltd.	893,604	1,071,894
Monadelphous Group, Ltd.	302,955	3,598,672
Mortgage Choice, Ltd.	675,512	841,205
*Mosaic Oil NL	2,209,067	236,033
#*Mount Gibson Iron, Ltd.	3,114,599	3,290,085
*Murchison Metals, Ltd.	338,689	425,690
Namoi Cotton Cooperative, Ltd.	196,490	80,068
National Can Industries, Ltd.	97,017	104,795
Navitas, Ltd.	1,205,167	4,012,073
#*Nexbis, Ltd.	362,894	61,676
#*Nexus Energy, Ltd.	2,957,188	839,826
NIB Holdings, Ltd.	101,807	120,569
#*Nido Petroleum, Ltd.	4,759,793	543,828
#Nomad Building Solutions, Ltd.	29,955	20,978
*Norton Gold Fields, Ltd.	276,468	72,289
#*Novogen, Ltd.	391,594	211,275
*NuSep, Ltd.	872	133
#Oakton, Ltd.	378,695	1,180,025
*Orbital Corp., Ltd.	1,013,772	61,692
OrotonGroup, Ltd.	79,968	431,420
*Otto Energy, Ltd.	1,486,012	89,587
*Pacific Brands, Ltd.	4,412,120	5,137,506
Pan Pacific Petroleum NL	1,059,542	397,196
#*PanAust, Ltd.	8,757,197	3,578,848
Panoramic Resources, Ltd.	901,883	1,851,823
*Paperlinx, Ltd.	2,771,649	1,347,337
*Payce Consolidated, Ltd.	29,670	19,229
#Peet, Ltd.	996,525	1,982,589
#*Perilya, Ltd.	354,317	148,141
#Perpetual Trustees Australia, Ltd.	95,745	3,190,548
*Perseus Mining, Ltd.	299,013	393,750
#*Pharmaxis, Ltd.	815,846	1,838,484
Photon Group, Ltd.	36,148	57,717
*Planet Gas, Ltd.	55,177	9,326
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	783,021
*PMP, Ltd.	1,829,096	970,666
*Port Bouvard, Ltd.	270,578	60,890
*Poseidon Nickel, Ltd.	470,468	118,375
*Prana Biotechnology, Ltd.	195,424	33,287
#Premier Investments, Ltd.	187,265	1,370,509
Prime Media Group, Ltd.	1,001,480	722,873
*Prime Retirement & Aged Care Property Trust	535,374	76,793
#Programmed Maintenance Service, Ltd.	450,034	1,741,916
#*Ramelius Resources, Ltd.	147,307	56,733
Ramsay Health Care, Ltd.	255,779	2,419,442
*Raptis Group, Ltd.	12,000	4,321
#RCR Tomlinson, Ltd.	1,119,113	1,135,966
#REA Group, Ltd.	46,463	341,876
Reckon, Ltd.	141,500	225,458
*Red Fork Energy, Ltd.	22,020	19,483
#Redflex Holdings, Ltd.	384,390	796,959
#Reece Australia, Ltd.	238,457	5,244,014
Reject Shop, Ltd. (The)	112,300	1,310,920
#*Resolute Mining, Ltd.	1,442,710	919,160

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Resource Generation, Ltd.	67,290	$31,990
Retail Food Group, Ltd.	321	748
Reverse Corp., Ltd.	236,664	119,617
*RHG, Ltd.	279,073	176,837
Ridley Corp., Ltd.	1,283,068	1,222,691
*RiverCity Motorway Group, Ltd.	902,760	125,613
#*Riversdale Mining, Ltd.	692,356	3,279,236
*Roc Oil Co., Ltd.	937,716	508,443
Rock Building Society, Ltd.	28,109	64,610
Ross Human Directions, Ltd.	143,511	46,661
#Ruralco Holdings, Ltd.	88,146	190,477
#SAI Global, Ltd.	797,840	2,469,614
#*Salinas Energy, Ltd.	637,362	84,316
Salmat, Ltd.	707,196	2,606,393
*Samson Oil & Gas, Ltd.	1,851,708	19,742
Schaffer Corp., Ltd.	33,766	194,932
*SDI, Ltd.	178,683	56,320
Sedgman, Ltd.	158,566	214,359
#Seek, Ltd.	666,916	3,584,917
Select Harvests, Ltd.	196,698	705,557
Servcorp, Ltd.	300,722	1,052,189
#Service Stream, Ltd.	1,462,044	520,174
#Seven Network, Ltd.	330,352	1,904,716
*Shield Mining, Ltd.	58,492	6,713
Sigma Pharmaceuticals, Ltd.	4,862,235	4,070,078
#*Silex System, Ltd.	470,343	2,673,974
#*Silver Lake Resources, Ltd.	103,729	78,186
*Sino Gold Mining, Ltd.	321,734	1,888,702
*Sino Strategic International, Ltd.	130,864	77,050
*Sirtex Medical, Ltd.	216,786	1,164,191
#Skilled Group, Ltd.	391,640	786,763
SMS Management & Technology, Ltd.	292,441	1,368,631
SP Telemedia, Ltd.	528,127	632,565
#Spark Infrastructure Group, Ltd.	2,596,492	2,815,225
*Specialty Fashion Group, Ltd.	807,082	839,785
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	1,144,847	2,574,680
#*St. Barbara, Ltd.	3,232,274	874,682
*Starpharma Holdings, Ltd.	497,958	253,944
Straits Resources, Ltd.	878,069	1,239,586
#*Structural Systems, Ltd.	172,988	166,879
#*Stuart Petroleum, Ltd.	201,731	95,367
STW Communications Group, Ltd.	14,827	11,058
#*Sundance Resources, Ltd.	5,993,157	815,692
Sunland Group, Ltd.	852,875	553,541
Super Cheap Auto Group, Ltd.	718,503	3,377,562
*Swick Mining Services, Ltd.	49,595	24,826
Symex Holdings, Ltd.	355,611	169,285
*Talent2 International, Ltd.	474,826	663,582
*Tap Oil, Ltd.	3,987,713	3,732,072
#Tassal Group, Ltd.	598,270	945,778
Technology One, Ltd.	1,318,149	956,384
#Ten Network Holdings, Ltd.	2,056,782	2,807,921
#*Terramin Australia, Ltd.	129,679	116,730
#TFS Corp., Ltd.	996,484	810,275
Thakral Holdings Group, Ltd.	2,559,697	994,866
*TNG, Ltd.	621,584	50,765
Tower Australia Group, Ltd.	1,159,243	3,055,999
*Tox Free Solutions, Ltd.	308,907	680,334
Transfield Services, Ltd.	753,413	2,840,717
#Transfield Services, Ltd. Infrastructure Fund	766,966	674,346

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Transpacific Industries Group, Ltd.	363,760	$486,339
#Troy Resources NL	298,451	617,097
Trust Co., Ltd.	82,756	455,133
#*Unilife Medical Solutions, Ltd.	608,036	587,629
United Group, Ltd.	225,753	2,715,175
*United Minerals Corp. NL	161,411	179,337
#UXC, Ltd.	968,954	730,008
*Victoria Petroleum NL	74,027	23,030
*View Resources, Ltd.	1,283,369	150,179
#Village Roadshow, Ltd.	596,487	931,882
#*Virgin Blue Holdings, Ltd.	5,081,560	2,261,041
*Viterra, Inc.	38,330	361,243
*Voyager Resources, Ltd.	19,640	513
Watpac, Ltd.	628,444	825,175
#*Wattyl, Ltd.	433,037	397,273
#WDS, Ltd.	375,342	602,453
#Webjet, Ltd.	373,212	628,779
Webster, Ltd.	158,276	72,241
#West Australian Newspapers Holdings, Ltd.	709,322	4,717,984
#*Western Areas NL	529,359	2,243,835
#*White Energy Co., Ltd.	141,468	324,152
Whitehaven Coal, Ltd.	341,119	1,182,621
WHK Group, Ltd.	1,202,433	1,120,217
#Wide Bay Australia, Ltd.	70,360	566,654
Willmott Forests, Ltd. (6315601)	21,095	7,618
*Willmott Forests, Ltd. (B4T0C02)	17,224	6,279
#*Windimurra Vanadium, Ltd.	537,429	82,240
#Wotif.com Holdings, Ltd.	538,244	2,893,564

TOTAL AUSTRALIA		398,598,208

HONG KONG — (17.2%)
AAC Acoustic Technologies Holdings, Inc.	1,210,000	1,517,846
*ABC Communications (Holdings), Ltd.	172,000	65,025
Aeon Credit Service (Asia) Co., Ltd.	740,000	608,146
Aeon Stores Hong Kong Co., Ltd.	234,000	425,099
Alco Holdings, Ltd.	1,468,000	475,042
Allan International Holdings, Ltd.	592,000	122,416
Allied Group, Ltd.	683,200	1,612,760
*Allied Properties, Ltd.	10,530,000	1,696,133
Amax Holdings, Ltd.	1,650,000	44,432
*Apac Resources, Ltd.	4,140,000	284,845
*APT Satellite Holdings, Ltd.	850,000	212,769
Arts Optical International Holdings, Ltd.	730,000	272,007
Asia Commercial Holdings, Ltd.	131,040	12,382
*Asia Energy Logistics Group, Ltd.	210,400	4,325
Asia Financial Holdings, Ltd.	2,546,908	867,826
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,423,977
*Asia Standard Hotel Group, Ltd.	13,095,018	737,102
*Asia Standard International Group, Ltd.	14,569,281	2,138,374
*Asia TeleMedia, Ltd.	2,832,000	36,541
*Associated International Hotels, Ltd.	954,000	2,061,749
Automated Systems Holdings, Ltd.	340,000	65,602
#*AVIC International Holding HK, Ltd.	5,332,000	204,484
*Bal Holdings, Ltd.	45	2
*Beijing Enterprises Water Group, Ltd.	3,762,000	908,296
Bossini International Holdings, Ltd.	3,871,500	202,267
Brightoil Petroleum Holdings, Ltd.	1,424,000	1,140,220
*Burwill Holdings, Ltd.	7,148,960	384,250
#C C Land Holdings, Ltd.	2,870,000	1,557,682
Cafe de Coral Holdings, Ltd.	154,000	332,951
*Capital Estate, Ltd.	28,570,000	141,537

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Capital Publications, Ltd.	20,847,170	$775,448
Capital Strategic Investment, Ltd.	18,239,625	484,735
*CASH Financial Services Group, Ltd.	119,565	9,469
*Celestial Asia Securities Holdings, Ltd.	343,810	68,811
Century City International Holdings, Ltd.	4,332,600	255,411
Chevalier International Holdings, Ltd.	733,482	525,717
Chevalier Pacific Holdings, Ltd.	355,250	63,682
*China Best Group Holding, Ltd.	3,721,400	119,233
*China Digicontent Co., Ltd.	2,710,000	3,497
*China Electronics Corp. Holdings Co., Ltd.	890,250	101,684
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	124,485
*China Infrastructure Investment, Ltd.	6,280,000	164,576
*China Investments Holdings, Ltd.	210,000	5,789
China Metal International Holdings, Ltd.	2,582,000	577,153
China Motion Telecom International, Ltd.	5,080,000	116,987
China Motor Bus Co., Inc.	74,000	569,528
*China Properties Investment Holdings, Ltd.	880,000	13,691
*China Seven Star Shopping, Ltd.	12,410,000	376,200
*China Solar Energy Holdings, Ltd.	2,160,000	32,956
*China Strategic Holdings, Ltd.	1,670,000	79,727
*China Timber Resources Group, Ltd.	3,400,000	63,648
China Ting Group Holdings, Ltd.	228,000	34,425
#*China WindPower Group, Ltd.	7,060,000	797,572
China Zirconium, Ltd.	116,400	136,336
*ChinaVision Media Group, Ltd.	130,000	7,126
*Chinese People Holdings Co., Ltd.	8,960,000	373,395
Chinney Investments, Ltd.	1,144,000	150,375
#Chong Hing Bank, Ltd.	1,019,000	1,976,531
Chow Sang Sang Holdings, Ltd.	1,227,680	1,216,407
Chu Kong Shipping Development, Ltd.	1,584,000	234,940
Chuang’s Consortium International, Ltd.	3,588,786	364,039
*Chun Wo Development Holdings, Ltd.	2,002,926	127,207
#Citic 1616 Holdings, Ltd.	1,060,000	347,507
*City e-Solutions, Ltd.	186,000	16,742
City Telecom, Ltd.	1,506,751	500,866
*Clear Media, Ltd.	45,000	19,947
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	330,000	368,725
*CNT Group, Ltd.	9,397,264	222,458
*COL Capital, Ltd.	2,749,840	413,790
*Compass Pacific Holdings, Ltd.	1,248,000	43,553
Computer & Technologies Holdings, Ltd.	432,000	69,250
Continental Holdings, Ltd.	98,825	23,404
Convenience Retail Asia, Ltd.	64,000	17,306
*Cosmos Machinery Enterprises, Ltd.	1,616,400	122,504
#Cross-Harbour Holdings, Ltd.	591,520	590,487
*Dah Sing Banking Group, Ltd.	706,000	980,631
*Dah Sing Financial Holdings, Ltd.	245,600	1,386,585
*Daisho Microline Holdings, Ltd.	1,236,000	97,570
*Dan Form Holdings Co., Ltd.	3,153,260	255,793
Daphne International Holdings, Ltd.	4,086,000	3,088,086
Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	242,472
Dickson Concepts International, Ltd.	825,000	381,847
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	14,624
*Dynamic Global Holdings, Ltd.	3,522,000	64,943
Dynamic Holdings, Ltd.	374,000	75,906
Eagle Nice (International) Holdings, Ltd.	238,000	81,240
EcoGreen Fine Chemical Group, Ltd.	1,112,000	265,014
*Eforce Holdings, Ltd.	3,480,000	44,165
#*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	31,641

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Emperor Capital Group, Ltd.	749,672	$40,036
Emperor Entertainment Hotel, Ltd.	2,410,000	277,986
*Emperor International Holdings, Ltd.	3,808,360	689,777
*ENM Holdings, Ltd.	27,244,000	1,161,462
*eSun Holdings, Ltd.	302,000	43,631
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,926
*Ezcom Holdings, Ltd.	72,576	450
Fairwood Holdings, Ltd.	316,600	264,196
#Far East Consortium International, Ltd.	4,117,766	1,312,252
*Far East Technology International, Ltd.	179,520	23,212
*First Natural Foods Holdings, Ltd.	2,365,000	—
Fong’s Industries Co., Ltd.	102,000	27,165
Four Seas Food Investment Holdings, Ltd.	202,184	23,676
Four Seas Mercantile Holdings, Ltd.	592,000	146,268
*Frasers Property China, Ltd.	16,477,000	277,103
*Freeman Corp., Ltd.	315,000	24,345
#Fubon Bank Hong Kong, Ltd.	1,336,000	597,730
*Fujian Holdings, Ltd.	117,800	9,455
Fujikon Industrial Holdings, Ltd.	912,000	180,012
#*Galaxy Entertainment Group, Ltd.	2,630,121	1,114,834
#Get Nice Holdings, Ltd.	11,788,000	654,644
#Giordano International, Ltd.	6,824,000	1,691,607
*Global Tech (Holdings), Ltd.	5,612,000	38,858
Glorious Sun Enterprises, Ltd.	2,700,000	844,024
Gold Peak Industries (Holdings), Ltd.	3,080,250	484,827
Golden Resources Development International, Ltd.	2,848,500	151,060
*Goldin Properties Holdings, Ltd.	1,876,000	734,654
Golik Holdings, Ltd.	930,500	38,620
*GR Vietnam Holdings, Ltd.	620,000	10,573
Grande Holdings, Ltd.	882,000	62,993
Great Eagle Holdings, Ltd.	481,499	1,257,866
*Group Sense International, Ltd.	2,448,000	81,537
Guangnan Holdings, Ltd.	1,779,600	250,270
*Hang Fung Gold Technology, Ltd.	1,972,482	—
*Hannstar Board International Holdings, Ltd.	430,000	105,668
*Hans Energy Co., Ltd.	7,556,000	393,889
Harbour Centre Development, Ltd.	889,500	720,549
*Heng Tai Consumables Group, Ltd.	4,759,500	345,661
*Hi Sun Technology (China), Ltd.	2,865,000	1,110,568
High Fashion International, Ltd.	268,000	63,846
#*HKR International, Ltd.	2,412,736	1,008,524
*Hong Fok Land, Ltd.	1,210,000	1,561
Hong Kong & Shanghai Hotels, Ltd.	292,176	418,143
Hong Kong Catering Management, Ltd.	542,796	149,346
Hong Kong Ferry (Holdings) Co., Ltd.	809,300	656,103
Hongkong Chinese, Ltd.	4,482,000	401,431
*Hop Fung Group Holdings, Ltd.	888,000	121,372
*Hop Hing Group Holdings, Ltd.	792,318	30,730
Hsin Chong Construction Group, Ltd.	1,569,658	147,795
#Huafeng Group Holdings, Ltd.	12,853,325	568,901
Hung Hing Printing Group, Ltd.	242,000	73,470
*Huscoke Resources Holdings, Ltd.	670,000	49,940
Hutchison Harbour Ring, Ltd.	10,412,000	761,968
*Hutchison Telecommunications International, Ltd.	4,239,000	849,032
*HyComm Wireless, Ltd.	47,090	6,285
*I.T., Ltd.	2,734,000	275,051
*IDT International, Ltd.	6,240,183	166,467
Integrated Distribution Services Group, Ltd.	759,000	1,062,317
*Interchina Holdings Co., Ltd.	14,985,000	163,739
*IPE Group, Ltd.	1,140,000	71,053
ITC Corp., Ltd.	893,645	50,183

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*ITC Properties Group, Ltd.	3,858,747	$564,612
*Jiuzhou Development Co., Ltd.	2,632,000	259,692
*JLF Investment Co., Ltd.	1,036,250	74,671
#*Johnson Electric Holdings, Ltd.	4,319,500	1,880,661
*Joyce Boutique Holdings, Ltd.	1,530,000	32,862
*Junefield Department Store Group, Ltd.	384,000	13,066
K Wah International Holdings, Ltd.	2,788,405	948,947
Kantone Holdings, Ltd.	10,351,685	246,369
*Karl Thomson Holdings, Ltd.	1,188,000	160,996
Karrie International Holdings, Ltd.	1,431,600	108,607
Keck Seng Investments (Hong Kong), Ltd.	904,600	440,563
Kee Shing Holdings, Ltd.	886,000	77,737
Kin Yat Holdings, Ltd.	586,000	121,104
King Fook Holdings, Ltd.	998,000	107,289
*King Pacific International Holdings, Ltd.	1,404,200	22,104
Kingmaker Footwear Holdings, Ltd.	1,476,955	174,507
*Kong Sun Holdings, Ltd.	2,198,000	10,957
Kowloon Development Co., Ltd.	1,620,000	1,726,555
*KPI Co., Ltd.	396,000	17,332
KTP Holdings, Ltd.	560,400	80,692
Kwoon Chung Bus Holdings, Ltd.	556,000	80,487
*Lai Sun Development Co., Ltd.	78,052,800	1,396,639
Lam Soon Hong Kong, Ltd.	302,310	183,173
Le Saunda Holdings, Ltd.	1,424,000	261,691
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
Lee & Man Holdings, Ltd.	1,780,000	612,645
Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,974,469
Lerado Group Holding Co., Ltd.	1,602,000	158,452
*LeRoi Holdings, Ltd.	4,648,000	138,880
*Lijun International Pharmaceutical Holding, Ltd.	355,000	49,936
Lippo, Ltd.	1,195,700	389,512
Liu Chong Hing Investment, Ltd.	755,200	678,659
*Longrun Tea Group Co., Ltd.	480,000	52,469
*Loudong General Nice Resources China Holdings, Ltd.	35,708	5,053
Luen Thai Holdings, Ltd.	1,345,000	129,576
Luk Fook Holdings (International), Ltd.	1,192,000	690,723
#Luks Industrial Group, Ltd.	302,913	164,878
*Lung Cheong International Holdings, Ltd.	2,426,000	109,035
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	814,278
*Magnificent Estates, Ltd.	12,744,000	224,853
Mainland Headwear Holdings, Ltd.	765,600	88,843
Man Yue International Holdings, Ltd.	1,084,000	326,702
Matrix Holdings, Ltd.	1,067,414	204,888
*Mei Ah Entertainment Group, Ltd.	1,732,000	115,920
Melbourne Enterprises, Ltd.	45,500	415,215
#*Melco International Development, Ltd.	2,228,000	1,215,129
*Midas International Holdings, Ltd.	3,272,000	100,417
Midland Holdings, Ltd.	3,068,000	2,626,996
*Ming An Holdings Co., Ltd.	3,990,000	1,261,322
#*Minmetals Holdings, Ltd.	2,670,000	848,626
Miramar Hotel & Investment Co., Ltd.	772,000	846,288
Nanyang Holdings, Ltd.	137,500	189,541
National Electronics Holdings, Ltd.	2,156,000	130,314
Natural Beauty Bio-Technology, Ltd.	4,790,000	813,988
*Neo-Neon Holdings, Ltd.	366,000	237,131
New Century Group Hong Kong, Ltd.	13,351,464	222,805
New Island Printing Holdings, Ltd.	176,000	16,617
*New Times Energy Corp, Ltd.	7,108,000	281,388
*New World Mobile Holdings, Ltd.	22,140	8,780
Neway Group Holdings, Ltd.	16,400,000	456,233
*Next Media, Ltd.	4,370,000	555,949

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Norstar Founders Group, Ltd.	3,256,000	$306,686
*Orient Power Holdings, Ltd.	804,000	19,503
Oriental Watch Holdings, Ltd.	671,000	126,764
Pacific Andes International Holdings, Ltd.	3,206,797	535,297
Pacific Basin Shipping, Ltd.	3,924,000	2,888,627
*Pacific Century Premium Developments, Ltd.	4,569,000	1,232,029
*Pacific Textile Holdings, Ltd.	109,000	54,010
Paliburg Holdings, Ltd.	2,198,830	649,354
*Paradise Entertainment, Ltd.	396,900	11,881
Paul Y Engineering Group, Ltd.	75,692	5,835
PCCW, Ltd.	2,179,000	535,178
#*Peace Mark Holdings, Ltd.	2,738,022	—
Pegasus International Holdings, Ltd.	226,000	39,599
Pico Far East Holdings, Ltd.	3,670,000	671,636
*Playmates Toys, Ltd.	220,000	6,160
*PME Group, Ltd.	950,000	35,972
Pokfulam Development Co., Ltd.	234,000	140,704
*Pokphand (C.P.) Co., Ltd.	5,970,000	335,109
*Polyard Petroleum International Group, Ltd.	1,170,000	13,524
*Polytec Asset Holdings, Ltd.	1,290,000	220,220
#Ports Design, Ltd.	1,014,500	2,727,513
*Premium Land, Ltd.	4,950,000	134,738
*Proview International Holdings, Ltd.	10,969,322	364,202
#Public Financial Holdings, Ltd.	1,848,000	954,004
*Pyxis Group, Ltd.	1,936,000	42,359
*QPL International Holdings, Ltd.	2,009,000	73,126
Quality Healthcare Asia, Ltd.	478,995	253,045
Raymond Industrial, Ltd.	1,509,400	132,459
#Regal Hotels International Holdings, Ltd.	2,253,800	842,537
*Rexlot Holdings, Ltd.	3,650,000	321,095
Rivera Holdings, Ltd.	5,710,000	231,153
#Road King Infrastructure, Ltd.	1,108,000	893,818
Roadshow Holdings, Ltd.	1,456,000	126,300
S.A.S. Dragon Holdings, Ltd.	1,456,000	205,408
Sa Sa International Holdings, Ltd.	2,064,000	1,026,346
Safety Godown Co., Ltd.	408,000	219,165
Samson Paper Holdings, Ltd.	666,000	65,489
*San Miguel Brewery Hong Kong, Ltd.	612,800	90,558
*Sanyuan Group, Ltd.	415,000	8,032
Sea Holdings, Ltd.	1,138,000	503,882
*SEEC Media Group, Ltd.	2,550,000	62,517
Shell Electric Manufacturing Co., Ltd.	1,254,172	1,007,163
#Shenyin Wanguo, Ltd.	1,212,500	550,004
*Shougang Concord Century Holdings, Ltd.	3,916,000	416,788
*Shougang Concord Grand Group, Ltd.	2,451,000	135,047
*Shougang Concord Technology Holdings, Ltd.	2,639,809	188,289
#Shui On Construction & Materials, Ltd.	534,000	824,884
*Shun Ho Resources Holdings, Ltd.	483,000	50,958
*Shun Ho Technology Holdings, Ltd.	1,037,452	97,359
#Shun Tak Holdings, Ltd.	2,188,000	1,471,831
Silver Grant International Industries, Ltd.	5,033,000	1,139,841
*Sincere Co., Ltd.	505,500	19,639
Sing Tao News Corp., Ltd.	1,842,000	125,116
Singamas Container Holdings, Ltd.	1,718,000	326,046
*Sinocan Holdings, Ltd.	350,000	1,761
*Skyfame Realty Holdings, Ltd.	2,737,750	188,597
Smartone Telecommunications Holdings, Ltd.	1,272,500	974,304
*SMI Publishing Group, Ltd.	250,511	485
*Solartech International Holdings, Ltd.	618,000	11,475
#Solomon Systech International, Ltd.	2,554,000	238,453
South China (China), Ltd.	5,620,000	403,989

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
South China Financial Holdings, Ltd.	4,872,000	$57,502
Southeast Asia Properties & Finance, Ltd.	289,892	69,388
*Star Cruises, Ltd.	56,000	12,926
*Starlight International Holdings, Ltd.	1,903,792	68,610
Stella International Holdings, Ltd.	184,500	351,882
*Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	237,438
Sun Hing Vision Group Holdings, Ltd.	358,000	122,767
Sun Hung Kai & Co., Ltd.	237,000	185,510
Sunway International Holdings, Ltd.	866,000	22,136
*Superb Summit International Timber Co., Ltd.	2,401,600	74,370
SW Kingsway Capitol Holdings, Ltd.	4,650,000	110,688
Synergis Holdings, Ltd.	350,033	35,998
#*Tack Fat Group International, Ltd.	4,448,000	229,568
Tai Cheung Holdings, Ltd.	1,799,000	998,873
Tai Fook Securities Group, Ltd.	1,141,899	503,390
Tai Sang Land Development, Ltd.	576,984	214,277
Tak Sing Alliance Holdings, Ltd.	2,703,865	421,437
Tan Chong International, Ltd.	1,212,000	233,511
*TCC International Holdings, Ltd.	1,829,789	738,680
*Technology Venture Holdings, Ltd.	58,600	21,954
#Techtronic Industries Co., Ltd.	3,354,000	2,690,038
*Termbray Industries International (Holdings), Ltd.	2,304,900	356,138
Tern Properties Co., Ltd.	61,200	26,082
Texhong Textile Group, Ltd.	1,930,000	240,004
Texwinca Holdings, Ltd.	1,976,000	1,674,030
*Tian Teck Land, Ltd.	1,076,000	948,420
*Titan Petrochemicals Group, Ltd.	520,000	14,378
*Tomorrow International Holdings, Ltd.	1,296,420	86,709
Tongda Group Holdings, Ltd.	6,010,000	168,186
*Top Form International, Ltd.	2,760,000	204,646
*Topsearch International (Holdings), Ltd.	3,860,000	124,281
Transport International Holdings, Ltd.	188,800	533,741
Tristate Holdings, Ltd.	188,000	35,770
Truly International Holdings, Ltd.	1,020,000	1,050,842
Tungtex (Holdings) Co., Ltd.	910,000	160,094
Tysan Holdings, Ltd.	1,040,773	159,242
#*United Laboratories, Ltd. (The)	408,000	185,201
*United Power Investment, Ltd.	5,696,000	190,645
*U-Right International Holdings, Ltd.	4,746,000	8,573
USI Holdings, Ltd.	1,452,999	484,196
#*Value Partners Group, Ltd.	610,000	268,983
*Van Shung Chong Holdings, Ltd.	2,205,335	140,454
*Vantage International Holdings, Ltd.	204,000	18,031
#Varitronix International, Ltd.	877,293	269,035
Vedan International (Holdings), Ltd.	3,144,000	305,673
Veeko International Holdings, Ltd.	1,532,981	27,402
*Victory City International Holdings, Ltd.	2,759,185	386,258
*Vital Biotech Holdings, Ltd.	470,000	10,753
#Vitasoy International Holdings, Ltd.	3,457,000	2,093,358
*Vongroup, Ltd.	10,865,000	253,123
VST Holdings, Ltd.	144,000	28,704
#Vtech Holdings, Ltd.	120,000	1,000,107
Wah Ha Realty Co., Ltd.	278,600	85,559
*Wah Nam International Holdings, Ltd.	760,000	121,821
*Wai Kee Holdings, Ltd.	8,218,738	1,859,076
Wang On Group, Ltd.	35,148	998
*Warderly International Holdings, Ltd.	520,000	32,206
Wheelock Properties, Ltd.	155,000	107,547
*Winfoong International, Ltd.	1,210,000	31,975
Wing On Co. International, Ltd.	785,000	1,039,609

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Winteam Pharmaceutical Group, Ltd.	1,170,000	$115,846
Wong’s International (Holdings), Ltd.	737,641	109,239
*Wong’s Kong King International (Holdings), Ltd.	120,000	11,553
#Xinyi Glass Holding Co., Ltd.	1,902,000	1,501,628
*Xpress Group, Ltd.	3,464,000	37,621
Y. T. Realty Group, Ltd.	965,000	177,138
Yangtzekiang Garment, Ltd.	607,500	120,640
Yau Lee Holdings, Ltd.	534,000	76,561
YGM Trading, Ltd.	284,000	182,337
*Yueshou Environmental Holdings, Ltd.	510,800	10,454
*Yugang International, Ltd.	100,824,000	1,283,515
*Yunnan Enterprises Holdings, Ltd.	240,000	15,290

TOTAL HONG KONG		140,399,302

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	3,780
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		3,780

NEW ZEALAND — (5.7%)
Abano Healthcare Group, Ltd.	31,300	141,380
*AFFCO Holdings, Ltd.	1,806,887	479,443
Air New Zealand, Ltd.	1,332,900	1,235,867
*Auckland International Airport, Ltd.	1,214,407	1,746,973
Cavalier Corp., Ltd.	283,674	505,648
*CDL Investments (New Zealand), Ltd.	395,965	79,218
Colonial Motor Co., Ltd.	126,795	245,160
Ebos Group, Ltd.	161,966	683,469
Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,386,684
#Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,359,380
#Freightways, Ltd.	739,163	1,584,448
#Hallenstein Glassons Holdings, Ltd.	242,461	545,889
Hellaby Holdings, Ltd.	242,239	285,808
Horizon Energy Distribution, Ltd.	40,420	92,552
Infratil, Ltd.	2,070,579	2,407,238
Mainfreight, Ltd.	423,727	1,612,058
Methven, Ltd.	10,000	11,949
Michael Hill International, Ltd.	1,534,152	722,271
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	438,466
New Zealand Exchange, Ltd.	71,379	405,110
#*New Zealand Oil & Gas, Ltd.	1,729,680	2,114,232
New Zealand Refining Co., Ltd.	515,110	1,962,654
Northland Port Corp. (New Zealand), Ltd.	219,997	281,056
#Nuplex Industries, Ltd.	904,126	1,587,934
*Pike River Coal, Ltd.	186,615	148,473
Port of Tauranga, Ltd.	538,944	2,713,073
*ProvencoCadmus, Ltd.	524,201	13,020
#Pumpkin Patch, Ltd.	606,913	859,691
#*Pyne Gould Guinness, Ltd.	741,889	323,274
#*Rakon, Ltd.	52,061	43,537
Restaurant Brand (New Zealand), Ltd.	369,175	391,625
*Richina Pacific, Ltd.	309,644	79,987
*Rubicon, Ltd.	974,601	664,580
#Ryman Healthcare, Ltd.	1,877,940	2,538,281
Sanford, Ltd.	407,276	1,420,338
*Scott Technology, Ltd.	60,843	44,883
*Seafresh Fisheries, Ltd.	80,520	1,618
Skellerup Holdings, Ltd.	252,287	98,470
Sky City Entertainment Group, Ltd.	2,535,089	6,262,217
Sky Network Television, Ltd.	309,049	1,057,049
South Port (New Zealand), Ltd.	30,744	59,294

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
#Steel & Tube Holdings, Ltd.	404,138	$907,788
Taylors Group, Ltd.	29,646	46,791
*Tenon, Ltd.	19,132	12,605
Tourism Holdings, Ltd.	274,867	140,956
#Tower, Ltd.	840,553	1,026,790
Trustpower, Ltd.	3,300	17,899
Vector, Ltd.	316,231	438,200
Warehouse Group, Ltd.	497,796	1,610,877

TOTAL NEW ZEALAND		46,836,203

SINGAPORE — (11.1%)
*Addvalue Technologies, Ltd.	1,043,000	25,562
Advanced Holdings, Ltd.	691,000	157,925
Allgreen Properties, Ltd.	2,604,000	2,102,074
*Apollo Enterprises, Ltd.	302,000	301,236
Aqua-Terra Supply Co., Ltd.	641,000	125,944
Armstrong Industrial Corp., Ltd.	1,340,000	235,928
*ASA Group Holdings, Ltd.	336,000	14,384
*Asia Environment Holdings, Ltd.	528,793	107,719
*Asia Food & Properties, Ltd.	699,000	279,767
*Asia-Pacific Strategic Investments, Ltd.	1,410	163
ASL Marine Holdings, Ltd.	497,000	347,682
A-Sonic Aerospace, Ltd.	626,996	31,000
Aussino Group, Ltd.	967,000	61,941
*Ban Joo & Co., Ltd.	1,175,000	62,373
Best World International, Ltd.	307,500	83,553
Beyonics Technology, Ltd.	7,152,300	979,228
Bonvests Holdings, Ltd.	990,000	629,191
Broadway Industrial Group, Ltd.	461,000	191,799
Brothers (Holdings), Ltd.	504,628	54,048
#Bukit Sembawang Estates, Ltd.	374,003	1,273,161
CEI Contract Manufacturing, Ltd.	432,000	33,596
Cerebos Pacific, Ltd.	528,000	1,266,903
#CH Offshore, Ltd.	1,393,400	677,001
*Changjiang Fertilizer Holdings, Ltd.	515	94
Chemical Industries (Far East), Ltd.	105,910	35,138
#China Aviation Oil Singapore Corp., Ltd.	152,000	117,575
*China Dairy Group, Ltd.	1,502,000	213,297
#*China Energy, Ltd.	3,110,000	529,668
China Merchants Holdings Pacific, Ltd.	809,000	362,870
Chip Eng Seng Corp., Ltd.	1,612,800	402,276
Chosen Holdings, Ltd.	1,284,000	118,738
Chuan Hup Holdings, Ltd.	4,052,000	914,792
*Chuan Soon Huat Industrial Group, Ltd.	614,000	4,381
*Compact Metal Industries, Ltd.	643,000	4,588
#Cosco Corp. (Singapore), Ltd.	2,004,000	1,585,679
#*Creative Technology Co., Ltd.	257,350	1,085,926
#CSC Holdings, Ltd.	1,829,000	220,072
CSE Global, Ltd.	1,854,000	1,046,195
CWT, Ltd.	1,027,700	475,996
#*Delong Holdings, Ltd.	1,287,000	777,981
*Digiland International, Ltd.	11,763,000	41,964
*Eagle Brand Holdings, Ltd.	14,387,000	410,603
*Eastern Asia Technology, Ltd.	1,034,000	80,772
*Ellipsiz, Ltd.	123,000	10,412
Engro Corp., Ltd.	354,000	224,501
*Enviro-Hub Holdings, Ltd.	1,445,666	161,832
Eu Yan Sang International, Ltd.	213,000	71,956
*Eucon Holdings, Ltd.	3,096,000	81,759
*Ezion Holdings, Ltd.	215,000	115,294
#*Ezra Holdings, Ltd.	1,355,000	1,814,860

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#F.J. Benjamin Holdings, Ltd.	1,095,000	$266,726
Federal International (2000), Ltd.	985,500	152,494
*Firstlink Investments Corp., Ltd.	1,513,000	58,494
*Fischer Tech, Ltd.	244,000	17,409
Food Empire Holdings, Ltd.	1,094,400	259,196
*Fragrance Group, Ltd.	41,000	16,665
*Freight Links Express Holdings, Ltd.	3,893,000	136,318
*Fu Yu Corp., Ltd.	3,955,750	276,211
*Gallant Venture, Ltd.	1,310,000	289,013
GK Goh Holdings, Ltd.	1,463,000	657,116
Global Yellow Pages, Ltd.	299,000	34,097
#Goodpack, Ltd.	1,091,000	985,895
GP Batteries International, Ltd.	395,000	308,865
GP Industries, Ltd.	3,054,209	707,036
*Grand Banks Yachts, Ltd.	250,000	82,498
Guocoland, Ltd.	495,500	666,765
Hersing Corp., Ltd.	1,285,000	219,147
*Hiap Seng Engineering, Ltd.	88,000	40,954
Hi-P International, Ltd.	1,152,000	565,693
Ho Bee Investment, Ltd.	945,000	935,251
*Hong Fok Corp., Ltd.	3,222,700	1,436,252
Hong Leong Asia, Ltd.	604,000	883,266
Hotel Grand Central, Ltd.	1,060,514	496,519
#Hotel Properties, Ltd.	1,501,800	2,217,423
Hour Glass, Ltd.	622,744	307,665
HTL International Holdings, Ltd.	1,063,843	323,438
*Huan Hsin Holdings, Ltd.	1,138,400	211,134
HupSteel, Ltd.	1,572,875	328,035
Hwa Hong Corp., Ltd.	2,436,000	697,165
#Hyflux, Ltd.	1,230,000	2,673,091
IDT Holdings, Ltd.	693,000	213,167
IFS Capital, Ltd.	382,800	145,212
*Indofood Agri Resources, Ltd.	651,000	777,203
*Informatics Education, Ltd.	1,339,000	47,092
#InnoTek, Ltd.	613,000	196,379
*Intraco, Ltd.	608,500	145,444
IPC Corp., Ltd.	1,512,000	143,862
Isetan (Singapore), Ltd.	122,500	288,091
*Jadason Enterprises, Ltd.	728,000	49,086
*Jasper Investments, Ltd.	90,680	9,802
#Jaya Holdings, Ltd.	1,530,000	490,515
*JK Yaming International Holdings, Ltd.	907,000	250,767
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,736
K1 Ventures, Ltd.	3,349,500	401,987
#Keppel Telecommunications and Transportation, Ltd.	1,537,600	1,497,059
Khong Guan Flour Milling, Ltd.	38,000	29,631
Kian Ann Engineering, Ltd.	1,302,000	164,785
Kian Ho Bearings, Ltd.	781,500	89,216
Kim Eng Holdings, Ltd.	1,308,620	1,850,998
Koh Brothers Group, Ltd.	1,312,000	235,895
KS Energy Services, Ltd.	498,000	395,376
Lafe Corp., Ltd.	1,234,800	78,460
*LanTroVision (S), Ltd.	5,028,750	107,168
LC Development, Ltd.	2,041,254	274,466
Lee Kim Tah Holdings, Ltd.	1,600,000	559,381
Lion Asiapac, Ltd.	473,000	107,916
Low Keng Huat Singapore, Ltd.	1,834,000	451,111
Lum Chang Holdings, Ltd.	1,042,030	233,806
*Manhattan Resources, Ltd.	668,000	263,054
*Manufacturing Integration Technology, Ltd.	588,000	58,735
*Mediaring.Com, Ltd.	3,161,500	478,758

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Memtech International, Ltd.	1,322,000	$88,774
Metro Holdings, Ltd.	1,675,160	902,586
#Midas Holdings, Ltd.	1,530,000	885,546
*Mirach Energy, Ltd.	460,000	44,260
Miyoshi Precision, Ltd.	353,500	38,409
MobileOne, Ltd.	1,794,000	2,219,317
*Multi-Chem, Ltd.	1,263,000	162,206
Nera Telecommunications, Ltd.	1,272,000	284,152
New Toyo International Holdings, Ltd.	1,043,000	167,440
NSL, Ltd.	414,000	376,872
#*Oceanus Group, Ltd.	547,000	137,693
*Orchard Parade Holdings, Ltd.	956,022	648,708
*Osim International, Ltd.	964,000	296,841
Ossia International, Ltd.	750,554	72,315
*Overseas Union Enterprise, Ltd.	86,000	576,683
Pan Pacific Hotels Group, Ltd.	1,687,500	1,598,559
Pan-United Corp., Ltd.	2,026,000	787,711
#Parkway Holdings, Ltd.	1,326,133	2,364,521
PCI, Ltd.	734,000	188,955
*Penguin International, Ltd.	400,000	43,666
Pertama Holdings, Ltd.	459,750	126,291
#Petra Foods, Ltd.	881,000	542,480
Popular Holdings, Ltd.	2,550,500	326,162
*PSC Corp., Ltd.	1,973,419	336,954
QAF, Ltd.	881,000	286,874
Qian Hu Corp., Ltd.	674,600	73,844
#Raffles Education Corp., Ltd.	3,843,781	1,349,514
*Raffles Medical Group, Ltd.	104,000	98,101
Rotary Engineering, Ltd.	1,108,600	816,498
San Teh, Ltd.	1,006,087	220,080
SBS Transit, Ltd.	962,500	1,217,684
#*SC Global Developments, Ltd.	42,000	41,735
*Seroja Investments, Ltd.	17,768	7,353
Sim Lian Group, Ltd.	1,380,000	452,927
*Sing Holdings, Ltd.	36,666	7,573
Sing Investments & Finance, Ltd.	198,450	181,109
Singapore Land, Ltd.	148,000	579,380
Singapore Post, Ltd.	3,567,900	2,394,721
Singapore Reinsurance Corp., Ltd.	1,514,530	314,614
Singapore Shipping Corp., Ltd.	1,710,000	333,162
Singapura Finance, Ltd.	174,062	174,178
Sinwa, Ltd.	259,000	83,232
SMB United, Ltd.	1,224,000	228,329
SMRT Corp., Ltd.	1,421,000	1,694,510
*SP Corp., Ltd.	454,000	21,055
#SSH Corp., Ltd.	1,307,000	202,148
Stamford Land Corp., Ltd.	2,803,000	801,128
Straco Corp., Ltd.	130,000	11,362
#Straits Asia Resources, Ltd.	1,380,000	1,764,048
*Sunningdale Tech, Ltd.	5,579,000	509,062
*Sunright, Ltd.	378,000	45,175
Superbowl Holdings, Ltd.	980,000	126,953
Superior Multi-Packaging, Ltd.	490,500	36,747
#*Swiber Holdings, Ltd.	801,000	512,509
#Tat Hong Holdings, Ltd.	1,054,800	772,450
*Thakral Corp., Ltd.	6,028,000	252,303
Tiong Woon Corp. Holding, Ltd.	924,000	484,861
Transcu Group, Ltd.	265,000	21,438
Trek 2000 International, Ltd.	1,004,000	117,587
*TT International, Ltd.	480	13
UMS Holdings, Ltd.	941,000	122,692

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#United Engineers, Ltd.	577,666	$683,240
*United Envirotech, Ltd.	352,000	92,420
United Industrial Corp., Ltd.	404,000	521,588
United Overseas Insurance, Ltd.	188,250	400,286
*United Pulp & Paper Co., Ltd.	708,000	71,930
UOB-Kay Hian Holdings, Ltd.	1,478,400	1,522,391
UOL Group, Ltd.	774,000	1,846,542
Venture Corp., Ltd.	504,000	3,215,158
Vicom, Ltd.	120,000	180,756
WBL Corp., Ltd.	600,000	1,969,284
Wheelock Properties, Ltd.	1,207,000	1,498,747
Wing Tai Holdings, Ltd.	1,619,000	1,895,269
Xpress Holdings, Ltd.	3,079,000	174,291
YHI International, Ltd.	1,174,000	178,252
*Yoma Strategic Holdings, Ltd.	132,000	8,910
Yongnam Holdings, Ltd.	1,970,000	359,472

TOTAL SINGAPORE		90,467,972

TOTAL COMMON STOCKS		676,305,465

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#Village Roadshow, Ltd. Series A	334,417	518,901

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	189,579	—
*Capral, Ltd. Rights 11/06/09	365,710	2,634
*Havilah Resources NL Warrants 04/30/10	2,017	54
*Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	1,380
*UXC, Ltd. Options 03/31/10	94,269	33,942

TOTAL AUSTRALIA		38,010

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	271,624
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*Hop Hing Group Holdings, Ltd. Warrants 05/31/13	158,464	2,791
*ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*Lippo, Ltd. Warrants 07/04/11	82,470	3,192
*South China (China), Ltd. Rights 09/06/10	1,124,000	26,830

TOTAL HONG KONG		311,564

SINGAPORE — (0.0%)
*Qian Hu Corp., Ltd. Rights 09/19/10	204,100	16,019

TOTAL RIGHTS/WARRANTS		365,593

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $465,000 FNMA 6.50%, 06/25/39, valued at $500,456) to be repurchased at $490,008	$490	490,000

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund LP	133,343,064	$133,343,064
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,861,165) to be repurchased at $4,765,876	$4,766	4,765,848

TOTAL SECURITIES LENDING COLLATERAL		138,108,912

TOTAL INVESTMENTS — (100.0%) (Cost $748,104,019)		$815,788,871

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.2%)
4imprint Group P.L.C.	96,735	$229,699
Aegis Group P.L.C.	3,279,567	5,895,612
Aga Rangemaster Group P.L.C.	288,143	545,169
*Arena Leisure P.L.C.	1,372,024	636,108
#*Barratt Developments P.L.C.	235,159	533,476
Bellway P.L.C.	420,170	5,025,477
*Berkeley Group Holdings P.L.C. (The)	320,225	4,469,576
Bloomsbury Publishing P.L.C.	271,841	557,353
#*Bovis Homes Group P.L.C.	474,842	3,197,820
Burberry Group P.L.C.	277,987	2,451,469
Caffyns P.L.C.	6,000	43,384
Carpetright P.L.C.	167,232	2,407,344
*Carphone Warehouse Group P.L.C.	1,000,721	3,018,103
Centaur Media P.L.C.	617,725	543,484
Chime Communications P.L.C.	211,086	674,905
*Chrysalis Group P.L.C.	107,232	182,936
Churchill China P.L.C.	30,000	136,781
*Cineworld Group P.L.C.	3,286	8,493
Clinton Cards P.L.C.	740,506	502,574
*Cosalt P.L.C.	648,218	103,144
Daily Mail & General Trust P.L.C. Series A	636,483	4,140,995
Debenhams P.L.C.	2,383,809	3,039,099
Dignity P.L.C.	255,526	2,442,716
*Domino’s Pizza UK & IRL P.L.C.	28,654	143,358
*DSG International P.L.C.	10,089,373	5,051,941
Dunelm Group P.L.C.	38,882	207,179
*eaga P.L.C.	140,286	334,611
*Enterprise Inns P.L.C.	627,886	1,215,708
Euromoney Institutional Investor P.L.C.	326,227	2,032,203
#Findel P.L.C.	1,283,962	820,397
*Forminster P.L.C.	43,333	2,667
*French Connection Group P.L.C.	373,475	251,730
Fuller Smith & Turner P.L.C.	129,026	1,053,166
Future P.L.C.	1,324,863	433,303
*Galiform P.L.C.	521,046	639,660
Game Group P.L.C.	1,441,697	3,498,464
#*Games Workshop Group P.L.C.	101,889	476,092
*GKN P.L.C.	1,074,476	1,882,190
Greene King P.L.C.	716,652	4,630,165
Halfords Group P.L.C.	837,680	5,371,161
Haynes Publishing Group P.L.C.	14,703	53,071
Headlam Group P.L.C.	330,383	1,677,730
Henry Boot P.L.C.	426,786	788,437
#HMV Group P.L.C.	1,627,244	2,956,524
Holidaybreak P.L.C.	206,890	946,838
Hornby P.L.C.	154,220	378,809
Huntsworth P.L.C.	795,153	872,247
*Inchcape P.L.C.	6,045,584	2,899,598
Informa P.L.C.	1,440,320	6,909,243
ITV P.L.C.	2,312,304	1,617,208
#J.D. Wetherspoon P.L.C.	483,984	3,647,901
JD Sports Fashion P.L.C.	122,850	948,344
*JJB Sports P.L.C.	750,992	368,928
John Menzies P.L.C.	244,534	1,303,407
*Johnston Press P.L.C.	109,928	50,717
Kesa Electricals P.L.C.	2,031,662	4,414,098
#Ladbrokes P.L.C.	1,188,699	2,367,970
Laura Ashley Holdings P.L.C.	2,806,720	767,950

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Lookers P.L.C.	1,251,177	$1,211,432
Luminar Group Holdings P.L.C.	347,909	424,763
#*Manganese Bronze Holdings P.L.C.	68,818	169,254
Marston’s P.L.C.	1,367,965	1,941,650
Millennium & Copthorne Hotels P.L.C.	609,888	3,371,148
*Mitchells & Butlers P.L.C.	284,973	1,095,003
Mothercare P.L.C.	324,479	3,062,616
N Brown Group P.L.C.	877,699	3,752,296
Pace P.L.C.	772,437	2,797,208
#*PartyGaming P.L.C.	238,967	894,189
*Pendragon P.L.C.	2,285,154	1,103,196
*Persimmon P.L.C.	506,151	3,336,992
#Pinewood Shepperton P.L.C.	182,105	395,405
*Punch Taverns P.L.C.	591,433	804,232
*Rank Group P.L.C.	915,711	1,329,133
*Redrow P.L.C.	626,857	1,441,081
Restaurant Group P.L.C.	732,507	2,243,156
Rightmove P.L.C.	261,219	2,253,502
Smiths News P.L.C.	674,129	1,345,153
*Sportech P.L.C.	329,794	343,524
Sports Direct International P.L.C.	456,794	729,306
St. Ives Group P.L.C.	436,379	481,410
*Stylo P.L.C.	64,096	4,997
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	759,589	460,504
Ted Baker P.L.C.	161,086	1,084,038
*Topps Tiles P.L.C.	761,166	1,025,985
Trinity Mirror P.L.C.	91,191	239,416
United Business Media P.L.C.	864,643	6,542,539
UTV Media P.L.C.	217,432	373,365
Vitec Group P.L.C. (The)	160,303	998,492
*Wagon P.L.C.	237,979	7,538
WH Smith P.LC.	588,205	4,851,076
Whitbread P.L.C.	136,622	2,842,151
William Hill P.L.C.	1,297,070	3,561,537
Wilmington Group P.L.C.	346,234	822,087
#*Yell Group P.L.C.	1,233,372	1,034,934

Total Consumer Discretionary		160,173,040

Consumer Staples — (4.2%)
A.G. Barr P.L.C.	128,572	1,751,139
Anglo-Eastern Plantations P.L.C.	108,333	639,956
Britvic P.L.C.	621,890	3,556,289
Cranswick P.L.C.	174,592	2,005,806
#Dairy Crest Group P.L.C.	520,119	3,409,515
Devro P.L.C.	605,749	1,195,295
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	395,967	2,795,402
McBride P.L.C.	781,394	2,851,597
Northern Foods P.L.C.	1,927,475	1,994,460
*Premier Foods P.L.C.	4,876,073	2,858,909
PZ Cussons P.L.C.	1,348,567	5,515,893
R.E.A. Holdings P.L.C.	49,233	335,824
Robert Wiseman Dairies P.L.C.	224,570	1,644,610
Tate & Lyle P.L.C.	174,059	1,281,391
Thorntons P.L.C.	313,060	639,136
*Uniq P.L.C.	463,373	293,530
Young & Co.’s Brewery P.L.C.	40,000	269,589
Young & Co.’s Brewery P.L.C. Series A	20,936	171,105

Total Consumer Staples		33,209,446

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (5.2%)
Anglo Pacific Group P.L.C.	426,647	$1,446,731
*Dana Petroleum P.L.C.	333,328	6,973,969
*Fortune Oil P.L.C.	5,889,851	845,200
*Hardy Oil & Gas P.L.C.	49,802	229,034
*Heritage Oil P.L.C.	242,868	1,842,209
Hunting P.L.C.	448,514	3,852,592
James Fisher & Sons P.L.C.	189,802	1,349,693
JKX Oil & Gas P.L.C.	481,113	2,163,660
John Wood Group P.L.C.	858,822	4,498,894
*Lamprell P.L.C.	100,437	333,460
Melrose Resources P.L.C.	346,959	1,939,615
*Premier Oil P.L.C.	335,099	6,460,840
*Salamander Energy P.L.C.	287,546	1,158,000
*Soco International P.L.C.	258,739	5,459,305
*UK Coal P.L.C.	889,073	1,249,499
Wellstream Holdings P.L.C.	125,733	1,053,137

Total Energy		40,855,838

Financials — (13.8%)
Aberdeen Asset Management P.L.C.	2,558,118	5,538,248
Amlin P.L.C.	1,027,564	5,947,701
Arbuthnot Banking Group P.L.C.	67,329	421,124
Ashmore Group P.L.C.	419,900	1,876,252
*BCB Holdings, Ltd.	5,979	11,558
Beazley P.L.C.	1,047,415	1,837,931
BlueBay Asset Management P.L.C.	154,645	941,505
Brewin Dolphin Holdings P.L.C.	870,024	2,284,222
Brit Insurance Holdings P.L.C.	1,289,236	4,390,590
Capital & Regional P.L.C.	814,788	452,668
Catlin Group, Ltd.	977,375	5,277,316
Charles Stanley Group P.L.C.	123,753	516,834
Charles Taylor Consulting P.L.C.	139,215	512,669
Chesnara P.L.C.	200,658	599,326
Close Brothers Group P.L.C.	481,680	5,539,027
Collins Stewart P.L.C.	98,837	129,284
Daejan Holdings P.L.C.	36,248	1,591,602
Development Securities P.L.C.	322,788	1,641,474
#*DTZ Holdings P.L.C.	224,770	309,038
Evolution Group P.L.C.	1,150,083	3,108,231
F&C Asset Management P.L.C.	554,000	671,682
Friends Provident Group P.L.C.	23,320	31,091
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	13,448
Hardy Underwriting Group P.L.C.	153,854	735,855
Hargreaves Lansdown P.L.C.	446,110	1,993,579
Helical Bar P.L.C.	385,573	2,090,997
#Henderson Group P.L.C.	2,936,019	6,189,595
Hiscox, Ltd.	1,535,730	8,053,774
IG Group Holdings P.L.C.	1,241,907	6,140,967
*Industrial & Commercial Holdings P.L.C.	5,000	123
Intermediate Capital Group P.L.C.	572,472	2,383,828
International Personal Finance P.L.C.	930,623	3,126,755
*IP Group P.L.C.	250,011	229,454
Jardine Lloyd Thompson Group P.L.C.	663,478	4,936,106
Liontrust Asset Management P.L.C.	129,935	273,326
#*LSL Property Services P.L.C.	134,125	655,462
*MWB Group Holdings P.L.C.	379,622	300,254
Novae Group P.L.C.	234,907	1,192,968
Park Group P.L.C.	166,600	57,125
#Provident Financial P.L.C.	485,695	7,409,228
*Quintain Estates & Development P.L.C.	318,342	1,009,484

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Rathbone Brothers P.L.C.	159,131	$2,414,766
Rensburg Sheppards P.L.C.	168,448	1,895,158
*Rutland Trust P.L.C.	85,288	93,786
S&U P.L.C.	21,140	154,606
Savills P.L.C.	501,321	2,630,584
*Shellproof, Ltd.	1,156	626
Shore Capital Group P.L.C.	1,193,004	790,932
St. James’s Place P.L.C.	718,698	3,069,744
*St. Modwen Properties P.L.C.	614,076	2,256,538
Tullett Prebon P.L.C.	757,461	4,495,501
Unite Group P.L.C.	192,038	835,868

Total Financials		109,059,810

Health Care — (3.4%)
#*Alizyme P.L.C.	660,805	43,382
*Antisoma P.L.C.	2,024,536	1,244,051
*Ark Therapeutics Group P.L.C.	638,344	460,016
*Assura Group, Ltd. P.L.C.	48,153	23,515
*Axis-Shield P.L.C.	223,504	1,546,312
Biocompatibles International P.L.C.	147,081	595,848
Bioquell P.L.C.	90,893	208,442
*BTG P.L.C.	730,460	2,280,666
Care UK P.L.C.	199,792	1,154,424
Consort Medical P.L.C.	116,271	770,887
Corin Group P.L.C.	151,637	181,291
Dechra Pharmaceuticals P.L.C.	201,204	1,514,262
Genetix Group P.L.C.	151,246	157,436
Genus P.L.C.	157,057	1,720,380
Goldshield Group P.L.C.	119,590	941,786
Hikma Pharmaceuticals P.L.C.	430,418	3,326,687
Nestor Healthcare Group P.L.C.	443,850	349,168
*Oxford Biomedica P.L.C.	2,123,042	488,054
*Prostrakan Group P.L.C.	38,359	68,314
*Renovo Group P.L.C.	95,255	39,008
*SkyePharma P.L.C.	55,765	75,241
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	392,188
SSL International P.L.C.	753,239	7,822,386
Synergy Health P.L.C.	28,214	280,425
*Vectura Group P.L.C.	1,085,207	1,519,534
*William Ransom & Son P.L.C.	30,000	2,300

Total Health Care		27,206,003

Industrials — (31.8%)
*AEA Technology P.L.C.	539,970	247,866
Aggreko P.L.C.	611,546	7,601,086
Air Partner P.L.C.	37,086	344,813
Alumasc Group P.L.C.	131,547	232,173
Arriva P.L.C.	655,941	4,727,085
Ashtead Group P.L.C.	1,976,882	2,600,495
Atkins WS P.L.C.	425,663	3,936,911
*Autologic Holdings P.L.C.	96,590	44,575
*Avis Europe P.L.C.	197,823	99,842
Babcock International Group P.L.C.	853,247	8,470,820
Balfour Beatty P.L.C.	98,175	426,801
BBA Aviation P.L.C.	1,204,134	3,038,629
Bodycote P.L.C.	722,295	1,929,905
Braemar Shipping Services P.L.C.	81,108	578,476
#Brammer P.L.C.	185,266	389,640
*British Airways P.L.C.	92,560	274,877
BSS Group P.L.C.	489,152	2,132,909
Camellia P.L.C.	2,437	301,464

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Carillion P.L.C.	1,523,518	$7,339,374
Carr’s Milling Industries P.L.C.	35,330	260,563
Castings P.L.C.	162,757	499,285
Charter International P.L.C.	614,873	6,992,444
Chemring Group P.L.C.	128,869	5,527,463
Chloride Group P.L.C.	1,025,093	2,706,429
Clarkson P.L.C.	68,229	923,134
Communisis P.L.C.	561,133	151,859
Connaught P.L.C.	319,006	2,115,251
*Cookson Group P.L.C.	515,765	3,077,664
Costain Group P.L.C.	1,269,584	572,067
*Danka Business Systems P.L.C.	1,029,605	34,304
Davis Service Group P.L.C.	670,430	4,593,693
De la Rue P.L.C.	387,017	5,796,504
Dewhurst P.L.C.	9,000	35,451
*easyJet P.L.C.	548,462	3,228,611
Eleco P.L.C.	80,000	48,796
Fenner P.L.C.	671,987	1,762,557
Firstgroup P.L.C.	681,105	4,188,837
Forth Ports P.L.C.	175,092	3,170,037
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	143,430	798,795
Go-Ahead Group P.L.C.	169,568	3,949,503
Hampson Industries P.L.C.	430,496	511,804
Hays P.L.C.	5,101,389	8,172,104
Helphire P.L.C.	1,050,597	988,065
Hogg Robinson Group P.L.C.	103,893	62,904
#Homeserve P.L.C.	227,284	6,015,087
Hyder Consulting P.L.C.	168,297	682,539
IMI P.L.C.	1,191,221	8,401,977
*Impellam Group P.L.C.	35,258	38,961
Interserve P.L.C.	498,625	1,903,082
Intertek Group P.L.C.	539,854	11,091,513
Invensys P.L.C.	472,034	2,181,893
ITE Group P.L.C.	1,190,261	2,366,151
J. Smart & Co. (Contractors) P.L.C.	22,500	155,150
Keller Group P.L.C.	271,131	3,172,382
Kier Group P.L.C.	141,688	2,236,677
Latchways P.L.C.	41,288	439,960
Lavendon Group P.L.C.	175,529	402,949
Lincat Group P.L.C.	14,452	100,826
*Low & Bonar P.L.C.	763,541	410,735
Management Consulting Group P.L.C.	1,026,246	446,274
*Mears Group P.L.C.	31,734	146,542
Meggitt P.L.C.	1,630,199	6,527,012
Melrose P.L.C.	1,121,380	3,131,043
Michael Page International P.L.C.	1,235,568	6,511,423
Mitie Group P.L.C.	1,208,230	4,726,741
*MJ Gleeson Group P.L.C.	195,875	364,620
Morgan Crucible Co. P.L.C.	1,144,879	2,940,790
Morgan Sindall P.L.C.	161,485	1,493,495
Mouchel Group P.L.C.	469,006	1,463,496
MS International P.L.C.	50,000	171,889
#National Express Group P.L.C.	487,807	2,594,794
Northgate P.L.C.	313,860	1,127,334
PayPoint P.L.C.	87,805	645,787
PV Crystalox Solar P.L.C.	597,857	639,642
Qinetiq P.L.C.	2,172,472	5,838,845
Regus P.L.C.	3,220,926	5,379,876
*Rentokil Initial P.L.C.	1,708,492	2,903,403
Ricardo P.L.C.	222,000	880,802

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Richmond Oil & Gas P.L.C.	220,000	$—
Robert Walters P.L.C.	392,488	1,149,195
ROK P.L.C.	723,316	551,027
RPS Group P.L.C.	788,615	2,704,036
Scott Wilson Group P.L.C.	83,704	176,206
Senior P.L.C.	1,671,692	1,674,429
Severfield-Rowen P.L.C.	351,952	951,663
Shanks Group P.L.C.	1,642,693	2,314,321
SIG P.L.C.	1,366,866	2,659,983
Speedy Hire P.L.C.	178,122	105,787
*Spice P.L.C.	4,494	5,864
Spirax-Sarco Engineering P.L.C.	301,608	5,381,748
Stagecoach Group P.L.C.	803,167	1,902,230
Sthree P.L.C.	299,337	1,233,040
#T. Clarke P.L.C.	148,717	321,063
Tarsus Group P.L.C.	212,372	402,573
Tomkins P.L.C.	3,282,427	9,005,026
Travis Perkins P.L.C.	482,448	5,951,606
Tribal Group P.L.C.	132,810	145,661
Trifast P.L.C.	359,985	147,437
UK Mail Group P.L.C.	198,762	1,101,315
Ultra Electronics Holdings P.L.C.	267,145	5,766,343
Umeco P.L.C.	196,406	884,624
#*Volex Group P.L.C.	241,088	322,298
Vp P.L.C.	167,463	456,068
VT Group P.L.C.	677,021	6,026,593
Weir Group P.L.C. (The)	479,090	5,490,425
Wincanton P.L.C.	479,763	1,736,629
WSP Group P.L.C.	262,651	1,287,303
XP Power, Ltd.	73,546	365,243

Total Industrials		252,639,291

Information Technology — (12.5%)
Acal P.L.C.	104,729	215,116
Alphameric P.L.C.	127,141	62,437
*Alterian P.L.C.	179,139	514,174
Anite P.L.C.	1,166,924	650,909
ARM Holdings P.L.C.	4,777,637	11,606,124
Aveva Group P.L.C.	275,408	4,011,311
Computacenter P.L.C.	423,790	1,963,471
*CSR P.L.C.	380,954	2,780,599
#Dialight P.L.C.	111,362	344,820
Dicom Group P.L.C.	317,667	937,760
Dimension Data Holdings P.L.C.	5,615,130	6,524,511
Diploma P.L.C.	459,990	1,243,611
Domino Printing Sciences P.L.C.	455,803	2,221,533
E2V Technologies P.L.C.	247,588	284,423
Electrocomponents P.L.C.	1,576,293	3,781,033
Fidessa Group P.L.C.	130,344	2,555,467
*Gresham Computing P.L.C.	204,631	88,745
Halma P.L.C.	1,486,473	5,547,008
*Imagination Technologies Group P.L.C.	882,944	3,036,006
Innovation Group P.L.C.	2,537,718	468,227
*Intec Telecom Systems P.L.C.	1,201,847	2,152,591
Kewill P.L.C.	368,863	577,747
Laird P.L.C.	719,642	1,720,360
Logica P.L.C.	3,037,910	5,759,339
Micro Focus International P.L.C.	452,097	2,499,600
*Misys P.L.C.	1,982,492	6,711,250
*Morse P.L.C.	367,208	233,523
Oxford Instruments P.L.C.	193,856	774,164

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Phoenix IT Group, Ltd. P.L.C.	197,369	$722,966
Premier Farnell P.L.C.	1,379,926	3,254,202
Psion P.L.C.	499,513	959,501
*Raymarine P.L.C.	249,080	44,800
Renishaw P.L.C.	184,262	1,646,022
RM P.L.C.	363,499	870,461
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	350,626	6,524,289
*Scipher P.L.C.	34,563	638
*SDL P.L.C.	333,680	2,209,413
Spectris P.L.C.	490,382	5,442,149
Spirent Communications P.L.C.	2,766,948	4,160,245
*Telecity Group P.L.C.	25,779	141,487
TT electronics P.L.C.	595,193	709,634
Vislink P.L.C.	588,460	233,855
*Wolfson Microelectronics P.L.C.	493,841	986,517
Xaar P.L.C.	220,887	336,951
Xchanging P.L.C.	541,322	1,974,116

Total Information Technology		99,483,105

Materials — (4.2%)
British Polythene Industries P.L.C.	102,332	396,632
Carclo P.L.C.	214,230	341,285
Croda International P.L.C.	484,717	5,935,810
Delta P.L.C.	591,338	1,619,359
DS Smith P.L.C.	1,591,931	3,040,332
Elementis P.L.C.	1,858,096	1,933,572
*Ferrexpo P.L.C.	53,508	130,263
Filtrona P.L.C.	704,266	1,928,873
*Gem Diamonds, Ltd.	3,895	14,681
Hill & Smith Holdings P.L.C.	275,101	1,444,135
#Hochschild Mining P.L.C.	223,726	1,005,217
*Inveresk P.L.C.	125,000	3,283
Marshalls P.L.C.	658,597	1,027,348
Mondi P.L.C.	943,611	5,208,467
*Petropavlovsk P.L.C.	105,983	1,819,991
Porvair P.L.C.	158,128	188,652
RPC Group P.L.C.	404,286	1,707,979
Victrex P.L.C.	321,880	4,006,413
Yule Catto & Co. P.L.C.	505,169	1,401,099
Zotefoams P.L.C.	96,852	143,156

Total Materials		33,296,547

Other — (0.0%)
*JJB Sports P.L.C. Excess Application Shares	600,793	295,816

Telecommunication Services — (0.7%)
*COLT Telecom Group SA	1,213,428	2,463,297
Kcom Group P.L.C.	2,504,455	1,664,477
Telecom Plus P.L.C.	257,500	1,287,293

Total Telecommunication Services		5,415,067

Utilities — (0.4%)
Dee Valley Group P.L.C.	12,109	167,797
Drax Group P.L.C.	81,042	616,586
Northumbrian Water Group P.L.C.	607,244	2,292,806
Pennon Group P.L.C.	50,392	374,381

Total Utilities		3,451,570

TOTAL COMMON STOCKS		765,085,533

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.1%)
*Barratt Developments P.L.C. Rights 11/03/09	305,706	$677,853
*Brammer P.L.C. Rights 11/13/09	185,266	176,360
*Laird P.L.C. Rights 11/13/09	359,821	239,176
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS		1,093,389

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,070,000 FNMA 6.50%, 06/25/39, valued at $2,227,838) to be repurchased at $2,191,035	$2,191	2,191,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.2%)
§@DFA Short Term Investment Fund LP	24,472,278	24,472,278
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $527,028) to be repurchased at $516,697	$517	516,694

TOTAL SECURITIES LENDING COLLATERAL		24,988,972

TOTAL INVESTMENTS — (100.0%) (Cost $851,007,486)		$793,358,894

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (88.5%)
AUSTRIA — (2.9%)
Agrana Beteiligungs AG	16,245	$1,535,657
Andritz AG	116,739	6,428,780
#*A-TEC Industries AG	21,828	332,896
Austria Email AG	715	4,556
*Austriamicrosystems AG	123	2,632
BKS Bank AG	3,120	81,270
*BWIN Interactive Entertainment AG	79,165	3,826,318
BWT AG	27,601	705,831
#*CA Immobilien Anlagen AG	130,641	1,933,494
*Christ Water Techology AG	24,819	120,737
Constantia Packaging AG	18,095	988,393
*Conwert Immobilien Invest AG	48,984	598,275
*EAG-Beteiligungs AG	1,650	25,518
EVN AG	36,696	693,613
Flughafen Wien AG	39,948	2,005,054
*Frauenthal Holding AG	12,084	135,157
*Intercell AG	104,732	4,046,151
Josef Manner & Co. AG	870	57,615
*Kapsch TrafficCom AG	1,065	37,445
Lenzing AG	4,701	1,611,558
#Mayr-Melnhof Karton AG	31,265	2,945,598
Oberbank AG	37,974	2,368,883
#Oesterreichischen Post AG	98,332	2,869,880
#Palfinger AG	45,976	1,091,428
*RHI AG	93,231	2,586,931
Rosenbauer International AG	11,816	456,894
*S&T System Integration & Technology Distribution AG	6,404	131,761
#Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,500,791
*Sparkassen Immobilien AG	58,185	458,968
Strabag SE	95,319	2,930,618
UBM Realitaetenentwicklung AG	1,440	65,451
#Uniqa Versicherungen AG	183,096	3,608,383
Voestalpine AG	65,130	2,227,054
*Warimpex Finanz und Beteiligungs AG	5,570	18,801
*Wienerberger AG	142,991	2,583,077
*Wolford AG	11,165	197,872
*Zumtobel AG	76,175	1,316,886

TOTAL AUSTRIA		52,530,226

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	5,925,427
*Agfa-Gevaert NV	368,855	2,221,886
Banque Nationale de Belgique SA	952	4,812,253
*Barco NV	53,143	2,138,057
Bekaert SA	56,746	7,297,993
Co.Br.Ha Societe Commerciale de Brasserie SA	115	233,212
Compagnie d’Entreprises CFE	40,394	2,299,506
*Compagnie du Bois Sauvage SA	87	13
Compagnie Immobiliere de Belgique SA	10,535	320,155
#Compagnie Maritime Belge SA	61,365	1,842,684
#*Deceuninck NV	247,412	504,861
*Devgen NV	3,090	45,991
D’Ieteren SA	12,852	4,658,971
Duvel Moorgat SA	8,799	604,544
Econocom Group SA	65,485	941,868
Elia System Operator SA/NV	112,393	4,538,575
Euronav SA	86,793	1,692,198
EVS Broadcast Equipment SA	13,059	960,281

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Exmar NV	76,531	$966,728
Floridienne SA	2,033	284,178
*Galapagos NV	4,970	59,349
Hamon & Compagnie International SA	2,193	92,258
Henex SA	7,487	429,108
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	381,548
#*International Brachtherapy SA	35,773	214,956
Ion Beam Applications SA	67,020	915,386
Jensen-Group NV	12,030	116,889
Kinepolis Group NV	5,063	206,377
Lotus Bakeries SA	1,361	646,649
#Melexis NV	88,696	930,919
*Nyrstar NV	140,979	1,643,320
Omega Pharma SA	82,044	4,035,271
#*Option NV	19,215	36,372
*Picanol NV	16,620	60,016
#*RealDolmen NV	6,066	126,724
Recticel SA	52,387	392,387
*Resilux NV	4,095	288,924
Rosier SA	655	263,246
*Roularta Media Group NV	3,344	75,206
SAPEC SA (4775951)	3,531	324,846
*SAPEC SA (5389544)	75	1,214
Sioen Industries NV	52,140	329,715
Sipef NV	24,100	1,274,149
*Spector Photo Group SA	11,235	14,041
*Systemat-Datarelay SA	26,232	176,665
*Telenet Group Holding NV	148,890	3,968,405
Ter Beke NV	2,281	171,820
Tessenderlo Chemie NV	90,268	3,307,293
*ThromboGenics NV	13,144	304,578
Umicore SA	143,678	4,363,987
Unibra SA	1,600	383,806
Van De Velde NV	27,632	1,136,520
*VPK Packaging Group SA	12,084	426,802

TOTAL BELGIUM		69,388,127

DENMARK — (2.3%)
*Aarhus Lokalbank A.S.	8,030	110,307
*Aktieselskabet Roskilde Bank A.S.	32,685	2,262
*Aktieselskabet Skjern Bank A.S.	3,276	118,008
Alk-Abello A.S.	14,179	1,203,864
*Alm. Brand A.S.	27,560	671,259
*Amagerbanken A.S.	32,395	356,581
Ambu A.S.	22,100	452,958
Arkil Holdings A.S. Series B	780	118,224
#Auriga Industries A.S. Series B	46,057	777,614
*Bang & Olufsen Holdings A.S.	91,461	1,405,669
*Bavarian Nordic A.S.	17,176	682,588
#*BoConcept Holding A.S.	5,650	133,414
*Brodrene Hartmann A.S. Series B	11,730	169,233
*Brondbyernes IF Fodbold A.S. Series B	15,450	91,623
D/S Norden A.S.	45,306	1,697,747
*Dalhoff, Larson & Horneman A.S. Series B	32,000	153,702
*Dantherm Holding A.S.	13,100	61,092
*DFDS A.S.	11,236	771,552
*DiBa Bank A.S.	2,300	46,644
*Djursland Bank A.S.	8,970	279,300
East Asiatic Co., Ltd. A.S.	52,687	1,903,458
F.E. Bording A.S.	600	71,185
*Fionia Holding A.S.	17,880	—

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$332,091
#*GN Store Nord A.S.	517,039	2,902,924
*GPV Industi A.S.	2,200	13,051
#*Greentech Energy Systems A.S.	70,326	349,528
*Gronlandsbanken A.S.	768	60,528
#*H&H International A.S. Series B	1,920	98,230
Harboes Bryggeri A.S.	10,250	242,552
Hojgaard Holding A.S. Series B	2,750	108,144
IC Companys A.S.	33,305	922,208
*Incentive A.S.	3,575	13,078
Jeudan A.S.	2,516	222,037
*Jyske Bank A.S.	65,983	2,462,755
*Lan & Spar Bank A.S.	5,150	286,894
*Lastas A.S. Series B	11,200	85,074
*Lollands Bank A.S.	750	29,053
*Maconomy Corp. A.S.	7,833	10,834
#*Mols-Linien A.S.	27,490	311,147
#*NeuroSearch A.S.	42,054	693,738
#*NKT Holding A.S.	58,121	3,297,826
*Nordjyske Bank A.S.	17,600	401,634
*Norresundby Bank A.S.	7,350	260,343
*Ostjydsk Bank A.S.	2,554	237,821
#*Parken Sport & Entertainment A.S.	8,234	804,336
Per Aarsleff A.S. Series B	5,975	640,197
#*Ringkjoebing Landbobank A.S.	14,890	1,814,477
Roblon A.S. Series B	540	64,018
#Rockwool International A.S.	6,487	548,676
*Royal Unibrew A.S.	12,465	362,628
*Salling Bank A.S.	910	87,577
*Sanistal A.S. Series B	4,051	66,091
Satair A.S.	8,525	292,591
Schouw & Co. A.S.	70,768	1,384,233
SimCorp A.S.	16,263	3,131,107
#*Sjaelso Gruppen A.S.	29,228	85,604
*SKAKO Industries A.S.	5,130	50,400
Solar Holdings A.S. Series B	3,694	214,572
Sondagsavisen A.S.	36,665	198,872
*Spar Nord Bank A.S.	115,369	1,384,617
*Sparbank A.S.	10,930	274,195
*Sparekassen Faaborg A.S.	1,972	335,459
*Sydbank A.S.	140,905	3,446,214
Thrane & Thrane A.S.	9,883	269,581
Tivoli A.S.	969	615,822
*TK Development A.S.	91,681	432,535
#*TopoTarget A.S.	79,781	40,539
Torm A.S.	69,423	742,672
*Vestfyns Bank A.S.	680	77,738
*Vestjysk Bank A.S.	24,162	499,328

TOTAL DENMARK		42,483,853

FINLAND — (7.0%)
Ahlstrom Oyj	4,420	60,631
#*Aldata Solutions Oyj	194,535	137,258
Alma Media Oyj	277,852	2,771,641
*Amanda Capital Oyj	67,120	177,662
Amer Sports Oyj Series A	307,264	2,691,136
Aspo Oyj	68,141	601,442
Atria P.L.C.	2,584	48,221
Bank of Aland P.L.C.	17,663	621,730
BasWare Oyj	34,550	677,981
*Biotie Therapies Corp. Oyj	265,590	203,331

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Cargotec Oyj Series B	109,737	$2,350,380
Componenta Oyj	34,400	207,222
#Comptel P.L.C.	324,863	348,328
#Cramo Oyj	104,189	1,687,587
Digia P.L.C.	55,020	249,055
Efore Oyj	114,965	143,476
Elisa Oyj	276,614	5,356,961
Etteplan Oyj	62,600	279,565
*Finnair Oyj	186,376	1,059,743
*Finnlines Oyj	124,906	1,285,816
Fiskars Oyj Abp Series A	181,663	2,570,588
F-Secure Oyj	445,873	1,624,416
*GeoSentric Oyj	244,900	18,036
#Glaston Oyj Abp	131,940	229,067
HKScan Oyj Series A	72,398	938,861
Huhtamaki Oyj	338,637	4,577,258
#Ilkka-Yhtyma Oyj	60,256	538,025
KCI Konecranes Oyj	234,271	6,252,168
Kemira Oyj	248,868	3,946,156
Kesko Oyj	138,078	4,595,112
Laennen Tehtaat Oyj	18,920	414,543
Lassila & Tikanoja Oyj	117,954	2,637,726
Lemminkainen Oyj	13,072	500,195
#*Metso Corp. Oyj	206,460	5,765,320
*M-Real Oyj Series B	3,798,185	5,517,413
Neomarkka Oyj	16,652	137,093
#Nokian Renkaat Oyj	325,926	6,954,619
Nordic Aluminium Oyj	10,440	224,230
Okmetic Oyj	54,904	201,377
Olvi Oyj Series A	31,354	1,121,465
Oriola-KD Oyj Series A	26,000	138,068
Oriola-KD Oyj Series B	124,131	654,572
Orion Oyj Series A	96,540	1,844,063
Orion Oyj Series B	253,721	4,821,430
Outokumpu Oyj Series A	188,979	3,124,899
Outotec Oyj	36,018	1,139,206
#PKC Group Oyj	48,390	390,878
Pohjola Bank P.L.C.	372,375	4,137,933
*Ponsse Oyj	22,814	174,531
Poyry Oyj	179,728	2,659,181
Raisio P.L.C.	462,617	1,727,837
*Ramirent Oyj	299,709	2,981,112
Rapala VMC Oyj	113,258	808,334
Rautaruukki Oyj Series K	135,670	2,765,505
Raute Oyj Series A	10,390	112,594
#Ruukki Group Oyj	303,857	973,952
#Sanoma Oyj	162,312	2,996,276
Scanfil Oyj	123,479	470,335
*Sponda Oyj	159,511	571,542
Stockmann Oyj Abp Series A	43,914	1,198,639
#Stockmann Oyj Abp Series B	99,920	2,559,681
Talentum Oyj	129,629	358,903
Tecnomen Lifetree Oyj	2,061	2,785
Teleste Oyj	53,559	313,989
Tieto Oyj	277,638	5,544,956
#Trainers’ House P.L.C.	107,200	82,058
Tulikivi Oyj	79,440	122,739
Turkistuottajat Oyj	8,490	107,478
#Uponor Oyj Series A	206,241	3,733,202
Vacon Oyj	42,777	1,519,638
#Vaisala Oyj Series A	39,132	1,391,390

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Viking Line Abp	10,400	$504,518
Wartsila Corp. Oyj Series B	119,988	4,343,652
#Yit Oyj	206,080	3,980,113

TOTAL FINLAND		127,978,823

FRANCE — (12.3%)
#Akka Technologies SA	6,655	113,375
Ales Groupe SA	32,239	569,362
*ALTEN SA	60,626	1,520,936
#*Altran Technologies SA	343,804	1,654,821
April Group SA	70,844	2,656,760
Arkema SA	199,362	7,610,594
Assystem SA	52,519	707,363
#*Atari SA	4,202	49,703
*Atos Origin SA	143,571	6,721,508
Aubay SA	10,285	60,542
Audika SA	21,857	696,681
*Baccarat SA	1,090	235,898
Banque Tarneaud SA	1,430	236,148
Beneteau SA	176,815	2,766,425
Bigben Interactive	8,718	114,495
bioMerieux SA	16,058	1,782,336
Boiron SA	27,525	1,133,974
Boizel Chanoine Champagne SA	6,006	362,229
#Bonduelle SCA	12,784	1,465,603
*Bongrain SA	14,661	1,105,846
#Bourbon SA	162,224	6,746,721
*Bull SA	289,386	1,209,623
Burelle SA	3,894	497,245
*Cafom SA	5,092	74,022
Canal Plus SA	258,807	2,064,545
Carbone Lorraine SA	56,403	1,932,548
CBo Territoria	28,320	166,535
#*Cegedim SA	11,061	1,058,232
#*Club Mediterranee SA	60,303	1,223,299
*Compagnie Generale de Geophysique-Veritas SA	219,970	4,356,572
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	80,319
*Compagnie International Andre Trigano SA	983	83,181
#*CS Communication & Systemes SA	7,938	95,830
Damartex SA	21,236	464,861
#Delachaux SA	27,616	1,908,510
#Derichebourg SA	530,469	2,604,416
*Dynaction SA	14,655	171,341
#EDF Energies Nouvelles SA	24,912	1,329,799
Electricite de Strasbourg SA	22,706	3,723,105
Esso S.A.F	8,945	1,224,598
Establissements Maurel et Prom SA	305,061	6,132,788
Euler Hermes SA	36,906	2,929,848
*Euro Disney SCA (4320878)	89	16
#*Euro Disney SCA (B29QD14)	48,370	383,568
Exel Industries SA	10,841	444,191
*Explosifs et de Produits Chimiques	524	243,754
#*Faurecia SA	76,758	1,482,878
#Fimalac SA	29,963	1,561,545
#Fleury Michon SA	4,694	264,944
*Gascogne SA	6,907	325,065
Gaumont SA	14,184	858,814
*GECI International	60,409	276,954
*Gemalto NV	149,247	6,272,472
Gevelot SA	3,584	131,129
GFI Informatique SA	122,870	604,348

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Gifi SA	7,360	$488,947
Ginger Groupe Ingenierie Europe SA	10,523	213,662
GL Events SA	7,882	183,924
GPE Groupe Pizzorno	5,200	132,917
Groupe Crit SA	24,255	592,646
*Groupe Eurotunnel SA	186,644	1,845,067
#*Groupe Flo SA	29,358	175,451
*Groupe Go Sport SA	2,740	88,711
*Groupe Gorge	18,510	223,248
Groupe Guillin SA	1,200	87,915
#Groupe Open SA	27,590	254,797
#Groupe Steria SCA	66,183	1,977,199
Guerbet SA	5,824	958,888
Guyenne et Gascogne SA	25,246	2,523,710
#Haulotte Group SA	55,825	608,180
Havas SA	1,165,955	4,431,486
#Idsud SA	2,227	96,591
#Imerys SA	39,232	2,150,400
Ingenico SA	103,297	2,549,658
Ipsen SA	18,673	951,420
Ipsos SA	83,610	2,559,934
*JC Decaux SA	51,262	1,036,428
#*Kaufman & Broad SA	2,387	58,037
Korian SA	5,455	156,851
Laurent-Perrier SA	11,820	943,915
*Lectra SA	83,499	306,952
Lisi SA	16,055	730,551
#*LVL Medical Groupe SA	24,346	540,741
M6 Metropole Television SA	148,116	3,567,675
Maisons France Confort SA	1,726	59,879
#*Manitou BF SA	46,880	680,953
Manutan International SA	13,517	737,793
*MGI Coutier SA	2,753	68,875
Mr. Bricolage SA	23,846	428,955
#Naturex SA	8,691	369,790
#Neopost SA	61,086	5,345,872
Nexans SA	92,377	6,523,139
Nexity SA	18,755	697,694
Norbert Dentressangle SA	12,330	850,795
*Oeneo SA	102,487	168,636
Orpea SA	96,748	4,358,917
*Osiatis	1,400	6,319
#PagesJaunes SA	183,448	2,247,779
Paris Orleans et Cie SA	2,708	85,657
Pierre & Vacances SA	15,567	1,282,922
Plastic Omnium SA	29,952	853,845
Plastivaloire SA	4,552	93,780
PSB Industries SA	8,438	223,727
Radiall SA	4,766	336,488
#Rallye SA	77,113	2,618,134
*Recylex SA	35,449	455,267
#Remy Cointreau SA	76,509	3,693,977
*Rexel SA	234,965	3,135,519
#*Rhodia SA	224,856	3,313,268
Robertet SA	3,167	381,664
*Rougier SA	6,115	244,536
#Rubis SA	32,177	2,954,101
#*S.T. Dupont SA	39,440	12,162
*Sa des Ciments Vicat SA	158	13,109
Sabeton SA	13,500	217,662
Saft Groupe SA	42,327	2,197,660

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
SAMSE SA	8,545	$692,324
SCOR SE	108,387	2,758,544
SEB SA	88,673	4,935,375
Sechilienne SA	56,504	2,284,088
Securidev SA	2,500	66,914
*SeLoger.com SA	7,108	248,935
Signaux Girod SA	894	66,248
Societe BIC SA	84,787	5,884,544
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,319,024
Societe Pour l’Informatique Industrielle SA	40,908	283,191
#Societe Television Francaise 1 SA	171,170	2,687,492
#*Soitec SA	107,280	1,463,695
*Solving Efeso International SA	1,567	5,331
Somfy SA	21,738	5,117,758
Sopra Group SA	22,982	1,646,212
Sperian Protection SA	18,519	1,320,880
#Stallergenes SA	31,063	2,622,824
Stef-TFE SA	28,838	1,739,358
Sucriere de Pithiviers Le Vieil	1,745	1,614,733
Synergie SA	32,941	837,162
Teleperformance SA	158,000	5,072,800
Tessi SA	5,050	364,769
#*Theolia SA	86,282	489,743
#*THOMSON	1,013,751	1,403,723
#Tonnellerie Francois Freres SA	3,839	179,306
Toupargel Groupe SA	75	1,909
*UbiSoft Entertainment SA	196,028	3,089,361
#Union Financiere de France Banque SA	15,895	616,114
#*Valeo SA	232,962	6,323,949
Viel et Compagnie SA	158,130	756,829
#Vilmorin & Cie SA	18,821	2,061,717
#Virbac SA	16,251	1,529,186
VM Materiaux SA	6,914	416,820
Vranken Pommery Monopole SA	9,533	434,652
#Zodiac Aerospace SA	105,911	3,572,436
Zueblin Immobiliere France SA	1,285	9,077

TOTAL FRANCE		225,504,013

GERMANY — (13.4%)
A.S. Creation Tapeton AG	6,853	226,664
*AAP Implantate AG	47,250	80,766
*Aareal Bank AG	561,290	12,138,286
*Abwicklungsellschaft Roesch AG	7,300	397
ADCapital AG	33,040	324,718
*Adlink Internet Media AG	69,691	391,522
Agrob Immobilien AG	5,800	78,538
Aixtron AG	259,027	7,740,951
*Aligna AG	324,899	384,348
Amadeus Fire AG	16,192	320,923
Andreae-Noris Zahn AG	26,412	933,284
Augusta Technologie AG	26,396	361,488
Aurubis AG	146,836	5,824,231
*Axel Springer AG	1,437	150,072
Baader Bank AG	135,150	632,436
Bauer AG	4,607	182,608
Bechtle AG	39,024	923,794
Bertrandt AG	22,607	589,152
*Beta Systems Software AG	8,550	33,066
Bilfinger Berger AG	162,980	10,434,934
*Biolitec AG	26,843	155,288
Biotest AG	21,301	1,331,950

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*BKN International AG	35,508	$5,691
*BMP AG	45,099	55,650
*Borussia Dortmund GmbH & Co. KGaA	208,512	284,919
*Business Media China AG	3,172	1,819
Carl Zeiss Meditec AG	36,394	539,164
*CENTROTEC Sustainable AG	41,054	517,757
#*Centrotherm Photovoltaics AG	5,094	232,543
#Cewe Color Holding AG	13,917	474,357
Comdirect Bank AG	131,903	1,153,697
#*Constantin Medien AG	318,746	810,026
*CropEnergies AG	6,700	33,007
CTS Eventim AG	50,168	2,549,922
#Curanum AG	83,165	386,346
D. Logistics AG	113,203	205,034
DAB Bank AG	130,043	770,599
Data Modul AG	10,414	123,928
Demag Cranes AG	14,647	501,379
Deutsche Euroshop AG	87,386	2,980,056
#*Deutsche Wohnen AG	68,918	763,874
*Deutz AG	249,610	1,170,503
*Dierig Holding AG	10,500	109,557
#Douglas Holding AG	100,341	4,461,443
Dr. Hoenle AG	14,858	111,694
*Drillisch AG	92,184	579,293
Duerr AG	36,259	792,745
DVB Bank SE	173,470	6,413,252
Elexis AG	32,938	463,545
*Elmos Semiconductor AG	34,592	215,524
#ElreingKlinger AG	18,000	355,301
Erlus AG	2,970	116,045
Euwax AG	17,978	1,374,639
#*Evotec AG	1,204,328	3,541,975
#Fielmann AG	56,670	4,183,786
*Freenet AG	225,238	2,964,290
Fuchs Petrolub AG	27,656	2,090,284
GBW AG	28,417	503,929
GEA Group AG	158,840	3,002,088
Gerresheimer AG	27,781	807,507
Gerry Weber International AG	42,943	1,362,884
#Gesco AG	9,182	501,203
GFK SE	68,806	2,159,596
GFT Technologies AG	66,050	233,137
Gildemeister AG	43,990	600,787
*Grammer AG	5,985	58,249
Grenkeleasing AG	31,484	1,232,683
Hamborner AG	62,450	720,208
Hamburger Hafen und Logistik AG	31,666	1,233,729
*Hansa Group AG	146,815	208,545
Hawesko Holding AG	19,463	542,562
#*Heidelberger Druckmaschinen AG	19,905	146,251
Hochtief AG	30,167	2,256,304
*Homag Group AG	761	9,457
*IKB Deutsche Industriebank AG	21,843	29,186
Indus Holding AG	40,147	688,428
Innovation in Traffic Systems AG	23,949	299,894
Interseroh SE	21,842	1,550,742
#*Intershop Communications AG	58,426	125,421
Isra Vision Systems AG	10,917	169,285
*IVG Immobilien AG	410,355	3,667,986
*Jenoptik AG	153,250	822,977
*Kampa AG	35,505	16,917

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Kizoo AG	33,967	$265,419
Kontron AG	176,510	2,100,390
Krones AG	71,467	3,560,518
KSB AG	4,336	2,446,234
#*Kuka AG	83,226	1,192,773
KWS Saat AG	17,268	2,872,198
Lanxess AG	218,704	6,875,309
Leifheit AG	12,500	212,050
Leoni AG	112,502	2,284,862
Loewe AG	25,187	327,933
*Manz Automation AG	553	38,033
*Marbert AG	1,360	3,181
*MasterFlex AG	10,531	58,112
*Maxdata Computer AG	94,120	16,760
Mediclin AG	119,554	518,723
#*Medigene AG	87,499	527,264
#Medion AG	81,672	856,419
Mensch und Maschine Software AG	27,532	138,122
MLP AG	213,537	2,347,025
*Mologen AG	22,062	226,644
*Morphosys AG	57,456	1,497,045
MTU Aero Engines Holding AG	163,223	7,393,072
#Muehlbauer Holding AG & Co.	14,905	394,530
MVV Energie AG	114,055	5,160,275
#*Nemetschek AG	23,340	515,023
*Nexus AG	33,813	169,734
#*Nordex AG	104,915	1,718,475
*November AG	4,881	7,173
OHB Technology AG	35,659	457,360
Oldenburgische Landesbank AG	4,234	275,791
P&I Personal & Informatik AG	17,889	471,928
*Patrizia Immobilien AG	2,483	13,883
Pfeiffer Vacuum Technology AG	30,723	2,289,201
#*Pfleiderer AG	166,950	1,683,495
*PNE Wind AG	162,926	426,861
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	77,901
Progress-Werk Oberkirch AG	6,250	160,188
#*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	321,991
Puma AG Rudolf Dassler Sport	2,479	758,736
*PVA TePla AG	51,882	297,584
*QIAGEN NV	257,056	5,338,220
#*QSC AG	287,340	683,992
R. Stahl AG	14,410	324,224
#Rational AG	14,646	2,091,981
REALTECH AG	13,541	143,459
Renk AG	18,838	1,361,059
*Repower Systems AG	5,428	828,403
Rheinmetall AG	107,359	5,829,585
Rhoen-Klinikum AG	379,608	9,172,173
Ruecker AG	20,949	136,705
*S.A.G. Solarstrom AG	2,145	9,227
Sartorius AG	31,248	781,773
*Sektkellerei Schloss Wachenheim AG	14,520	130,942
*SER Systems AG	9,400	207
#*SGL Carbon SE	217,830	8,239,684
*Sinner AG	2,660	58,972
Sixt AG	37,202	1,018,504
*Sky Deutschland AG	388,970	1,604,050
*SM Wirtschaftsberatungs AG	18,841	148,689
Software AG	70,053	6,245,235
*Solar Millennium AG	34,471	1,083,128

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Solarworld AG	110,335	$2,394,382
#*Solon SE	18,438	212,203
Stada Arzneimittel AG	173,213	4,662,443
STINAG Stuttgarter Invest AG	35,003	983,902
*Stoehr & Co. AG	11,000	43,088
Stratec Biomedical Systems AG	26,506	846,706
Sued-Chemie AG	28,301	3,705,669
Suedzucker AG	61,211	1,265,258
*Suess Microtec AG	59,969	275,807
Symrise AG	164,574	2,974,310
Syzygy AG	30,656	169,091
Takkt AG	126,507	1,395,917
*TDS Informationstechnologie AG	89,063	518,986
Telegate AG	20,500	269,731
Tognum AG	84,268	1,287,876
#*Tomorrow Focus AG	113,715	545,917
#*TUI AG	242,621	1,680,411
*UMS United Medical Systems International AG	22,300	179,201
Umweltbank AG	17,805	393,077
*United Internet AG	167,408	2,169,885
VBH Holding AG	9,415	54,972
#*Versatel AG	12,209	94,758
Vossloh AG	35,932	3,540,655
*VTG AG	690	9,529
*Wanderer-Werke AG	7,903	24,690
Wincor Nixdorf AG	112,151	6,558,995
Wirecard AG	255,878	3,276,007
Wuerttembergische Lebensversicherung AG	27,308	702,385
Wuerttembergische Metallwarenfabrik AG	29,451	851,056
Zhongde Waste Technology AG	2,018	35,298

TOTAL GERMANY		244,833,647

GREECE — (3.5%)
*Aegean Airlines S.A.	5,746	35,176
*Aegek S.A.	120,000	294,405
*Agricultural Bank of Greece S.A.	418,043	1,184,918
Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,768,249
*Alfa Alfa Energy S.A.	3,810	7,794
*Altec S.A. Information & Communication Systems	80,278	23,312
Alumil Aluminum Industry S.A.	52,886	89,636
*Alysida S.A.	2,376	6,962
*Anek Lines S.A.	605,331	724,757
*Aspis Bank S.A.	228,007	361,602
*Astir Palace Hotels S.A.	93,886	531,054
Athens Medical Center S.A.	150,874	350,178
*Atlantic Supermarkets S.A.	35,080	56,546
*Attica Bank S.A.	181,970	546,551
*Atti-Kat S.A.	56,554	44,311
Autohellas S.A.	83,520	240,356
*Babis Vovos International Construction S.A.	59,807	444,419
*Balafas S.A.	15,200	4,250
*Balkan Real Estate S.A.	41,970	70,628
Bank of Greece S.A.	73,229	5,536,868
*Benrubi S.A.	20,823	97,461
Centric Multimedia S.A.	51,942	82,427
*Daios Plastics S.A.	16,350	167,628
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	560,833
*Dynamic Life S.A.	16,440	—
Elastron S.A.	247,021	244,258
*Elbisco Holding S.A.	28,098	21,502
Elektrak S.A.	36,580	157,766

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Elektroniki Athinon S.A.	34,490	$143,402
*Elephant S.A.	26,310	—
Ellaktor S.A.	508,053	4,352,197
*Emporiki Bank of Greece S.A.	5,563	40,318
*Etma Rayon S.A.	11,242	23,327
*Euro Reliance General Insurance Co. S.A.	55,110	64,222
*Euromedica S.A.	67,698	529,240
EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	540,432
F.G. Europe S.A.	4,536	9,386
*Forthnet S.A.	226,337	504,966
Fourlis Holdings S.A.	128,489	2,134,588
Frigoglass S.A.	85,507	1,149,541
GEK Terna S.A.	267,249	2,558,641
*Geniki Bank S.A.	300,115	423,398
*Halkor S.A.	226,556	563,239
*Hellenic Cables S.A.	65,236	162,780
Hellenic Duty Free Shops S.A.	98,334	903,904
Hellenic Exchanges S.A.	133,376	1,897,046
Hellenic Petroleum S.A.	188,457	2,284,364
*Hellenic Sugar Industry S.A.	78,005	164,500
Heracles General Cement Co. S.A.	77,436	698,348
Iaso S.A.	206,042	1,259,843
Inform P. Lykos S.A.	35,570	85,729
*Informatics S.A.	3,778	1,724
*Intracom Holdings S.A.	181,308	425,924
*Intracom Technical & Steel Constructions S.A.	345,350	458,263
*Ionian Hotel Enterprises S.A.	16,914	393,285
*Ipirotiki Software & Publications S.A.	22,110	63,124
Karelia Tobacco Co., Inc. S.A.	5,810	517,753
*Kathimerini Publishing S.A.	47,170	339,733
*Lambrakis Press S.A.	115,149	463,038
*Lan-Net S.A.	12,688	22,407
*Lavipharm S.A.	96,324	200,029
Loulis Mills S.A.	41,702	110,470
Marfin Investment Group S.A.	1,010,504	4,026,262
*Maritime Company of Lesvos S.A.	299,836	211,802
Metka S.A.	97,586	1,520,831
Michaniki S.A.	165,545	399,379
Motor Oil (Hellas) Corinth Refineries S.A.	129,895	2,288,476
Mytilineos Holdings S.A.	308,027	2,648,167
*Neorion Holdings S.A.	24,145	40,576
*Pegasus Publishing S.A.	95,510	364,598
*Piraeus Bank S.A.	34,771	599,476
Piraeus Port Authority S.A.	17,752	430,249
*Promota Hellas S.A.	8,860	2,999
*Proton Bank S.A.	72,791	205,021
*Real Estate Development & Services S.A.	94,497	223,321
S&B Industrial Minerals S.A.	54,669	421,671
*Sanyo Hellas S.A.	23,637	12,392
Sarantis S.A.	74,884	547,561
*Selected Textile S.A.	87,690	56,070
*Sfakianakis S.A.	91,320	210,675
*Shelman Hellenic-Swiss Wood S.A.	155,548	155,248
*Spyroy Agricultural Products S.A.	61,348	62,295
Teletypos S.A. Mega Channel S.A.	77,669	520,048
*Terna Energy S.A.	77,105	733,879
*Themeliodomi S.A.	37,422	20,377
Thessaloniki Port Authority S.A.	6,936	142,311
*Thrace Plastics Co. S.A.	109,280	130,759
Titan Cement Co. S.A.	111,366	3,848,992
*TT Hellenic Postbank S.A.	645,380	4,583,559

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Varvaressos S.A.-European Spinning Mills	36,350	$10,826
Viohalco S.A.	406,612	2,842,725

TOTAL GREECE		64,403,553

IRELAND — (2.6%)
*Abbey P.L.C.	84,370	604,501
*Aer Lingus Group P.L.C.	380,166	318,862
*Allied Irish Banks P.L.C.	807,981	2,230,838
*Aminex P.L.C.	496,086	73,583
*BlackRock International Land P.L.C.	897,420	92,298
C&C Group P.L.C. (B010DT8)	399,607	1,475,081
C&C Group P.L.C. (B011Y09)	318,475	1,175,075
DCC P.L.C.	308,989	8,138,971
Donegal Creameries P.L.C.	26,085	86,685
*Dragon Oil P.L.C.	1,347,570	9,171,834
FBD Holdings P.L.C.	125,728	1,249,944
Fyffes P.L.C.	1,020,533	561,484
Glanbia P.L.C. (0066950)	700,613	2,798,643
Glanbia P.L.C. (4058629)	2,463	9,853
Grafton Group P.L.C.	107,557	536,745
Greencore Group P.L.C.	615,927	1,392,852
IFG Group P.L.C.	205,432	392,715
*Independent News & Media P.L.C.	1,021,294	299,991
Irish Continental Group P.L.C.	91,000	1,723,793
Irish Life & Permanent P.L.C.	91,543	661,981
*Kenmare Resources P.L.C.	2,265,253	902,781
*Kingspan Group P.L.C.	351,640	2,966,163
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	184,669
Paddy Power P.L.C.	180,573	5,778,573
*Providence Resources P.L.C.	6,258,198	414,696
Smurfit Kappa Group P.L.C.	273,766	2,130,413
Total Produce P.L.C.	871,395	443,005
United Drug P.L.C.	799,527	2,632,087
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		48,448,116

ITALY — (7.9%)
*A.S. Roma SpA	293,436	335,565
ACEA SpA	177,488	2,076,284
Acegas-APS SpA	110,973	680,972
Actelios SpA	21,699	122,673
*Aedes SpA	267,165	87,007
Aeroporto de Firenze SpA	17,399	371,063
*Alerion Cleanpower SpA	62,549	48,726
*Amplifon SpA	127,871	496,819
Ansaldo STS SpA	50,735	970,958
Ascopiave SpA	1,411	3,418
Astaldi SpA	216,415	2,018,428
*Autogrill SpA	231,260	2,600,650
Azimut Holding SpA	424,469	5,121,362
Banca Finnat Euramerica SpA	685,945	631,454
Banca Generali SpA	21,809	251,234
Banca Ifis SpA	52,946	610,212
*Banca Intermobiliare SpA	34,484	183,177
Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,401,672
Banca Popolare di Milano Scarl	1,012,836	7,535,855
*Banca Profilo SpA	253,156	230,761
Banco di Desio e della Brianza SpA	232,296	1,536,418
#Beghelli SpA	427,981	436,009
Benetton Group SpA	209,290	2,023,657

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Beni Stabili SpA	1,309,500	$1,180,162
#*Biesse SpA	54,004	485,077
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	591,114
Brembo SpA	141,075	1,065,704
#Bulgari SpA	395,239	3,234,165
Buzzi Unicem SpA	175,555	2,945,298
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,224,309
Caltagirone SpA	248,460	909,410
*Cam Finanziaria SpA	36,527	24,693
*Carraro SpA	113,633	456,959
Cembre SpA	40,330	277,710
Cementir SpA	254,820	1,159,519
*Class Editore SpA	165,655	177,460
Credito Artigiano SpA	361,183	979,816
Credito Bergamasco SpA	133,144	5,053,190
*Credito Emiliano SpA	228,115	1,487,856
CSP International Fashion Group SpA	13,481	14,533
*Dada SpA	5,381	57,322
#Danieli & Co. SpA	54,740	1,374,445
Davide Campari - Milano SpA	457,009	4,360,961
De Longhi SpA	305,654	1,308,371
DiaSorin SpA	30,626	1,121,041
#*Digital Multimedia Technologies SpA	24,275	517,187
#*EEMS Italia SpA	4,797	5,562
Emak SpA	57,399	276,740
*ERG Renew SpA	95,849	108,362
#ERG SpA	189,613	2,798,731
*ErgyCapital SpA	4,794	3,555
Esprinet SpA	58,242	583,583
*Eurotech SpA	49,871	218,588
#*Fastweb SpA	35,779	1,018,372
#Fiera Milano SpA	37,863	274,313
Fondiaria - SAI SpA	127,995	2,332,815
Gas Plus SpA	54	552
Gefran SpA	31,849	104,227
#*Gemina SpA	1,186,766	999,999
#Geox SpA	149,354	1,143,403
Gewiss SpA	232,707	1,034,754
Granitifiandre SpA	79,737	409,752
*Gruppo Ceramiche Ricchetti SpA	127,131	116,863
*Gruppo Coin SpA	77,286	460,187
#*Gruppo Editoriale L’Espresso SpA	639,121	1,819,543
Hera SpA	1,460,251	3,228,764
*I Grandi Viaggi SpA	98,547	142,191
*Immsi SpA	696,806	934,338
Impregilo SpA	1,180,326	4,030,887
*Indesit Co. SpA	177,464	2,011,450
Industria Macchine Automatique SpA	58,626	1,116,995
Industria Romagnola Conduttori Elettrici SpA	43,452	107,422
Intek SpA	661,259	308,457
#*Interpump Group SpA	241,525	1,473,976
#Iride SpA	1,343,807	2,479,210
*Isagro SpA	10,591	59,237
Italcementi SpA	149,237	2,148,144
*Italmobiliare SpA	23,493	1,128,493
Landi Renzo SpA	57,780	238,475
Lottomatica SpA	89,443	1,905,758
Maire Tecnimont SpA	115,375	478,013
#*Mariella Burani SpA	32,721	121,468
Marr SpA	127,201	1,117,425
#Mediolanum SpA	170,520	1,082,180

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Milano Assicurazioni SpA	635,144	$2,089,839
#*Mondadori (Arnoldo) Editore SpA	361,989	1,660,946
*Monrif SpA	315,834	195,335
*Montefibre SpA	172,887	38,193
Nice SpA	14,229	64,793
*Pagnossin SpA	9,000	—
PanariaGroup Industrie Ceramiche SpA	42,000	124,243
*Permasteelisa SpA	65,300	1,238,886
Piaggio & C. SpA	353,619	898,717
*Pininfarina SpA	82,321	374,234
*Pirelli & Co. SpA	6,723,096	3,777,529
*Premafin Finanziaria SpA	961,257	1,573,480
Prysmian SpA	244,229	4,294,274
*RDM Realty SpA	5,771	21,073
Recordati SpA	390,377	3,028,625
*Richard-Ginori 1735 SpA	140,800	20,954
#Sabaf SpA	22,649	516,279
#SAES Getters SpA	30,068	309,082
#*Safilo Group SpA	503,765	384,578
Saras SpA	557,668	1,810,750
*Seat Pagine Gialle SpA	27,669	7,843
*Snai SpA	85,704	399,025
Societa Iniziative Autostradali e Servizi SpA	83,188	736,386
#*Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,337,373
*Sogefi SpA	173,096	383,952
Sol SpA	166,511	990,483
*Sorin SpA	1,079,611	1,965,509
#*Stefanel SpA	216,413	117,268
*Telecom Italia Media SpA	109,544	19,164
*Tiscali SpA	3,437,478	956,080
Tod’s SpA	45,421	3,131,252
Trevi Finanziaria SpA	121,804	2,073,303
*Unipol Gruppo Finanziario SpA	1,521,628	2,206,208
Vianini Industria SpA	59,070	131,955
Vianini Lavori SpA	175,180	1,283,048
*Vincenzo Zucchi SpA	76,176	50,243
Vittoria Assicurazioni SpA	121,346	686,892
Zignago Vetro SpA	11,414	66,264

TOTAL ITALY		145,567,518

NETHERLANDS — (5.4%)
#Aalberts Industries NV	355,012	4,447,924
#Accell Group NV	35,188	1,714,594
*AFC Ajax NV	18,134	170,757
Amsterdam Commodities NV	60,689	408,611
Arcadis NV	180,820	3,614,633
#*ASM International NV	196,173	3,974,752
*Atag Group NV	4,630	1,976
Batenburg Beheer NV	10,306	295,792
#Beter Bed Holding NV	67,391	1,468,079
*BinckBank NV	31,274	618,690
Brunel International NV	49,814	1,406,110
Crown Van Gelder NV	18,307	222,839
*Crucell NV	230,971	4,588,537
*Crucell NV ADR	45,768	903,918
DOCdata NV	22,463	264,550
*Draka Holding NV	47,528	885,918
Exact Holding NV	58,947	1,625,189
*Fornix Biosciences NV	29,890	316,402
Fugro NV	78,737	4,385,536
Grontmij NV	75,397	2,075,420

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Imtech NV	248,834	$6,325,202
#*InnoConcepts NV	82,239	264,987
KAS Bank NV	47,628	979,198
Kendrion NV	39,829	532,950
Koninklijke Bam Groep NV	415,704	4,889,299
Koninklijke Boskalis Westminster NV	133,054	4,669,923
#Koninklijke Ten Cate NV	98,297	2,301,208
Koninklijke Vopak NV	65,067	4,389,893
#Macintosh Retail Group NV	43,877	901,336
Mediq NV	208,313	3,296,291
Nederlandsche Apparatenfabriek NV	28,810	747,999
Nutreco Holding NV	139,331	7,032,903
Oce NV	336,989	2,130,943
*Ordina NV	150,761	932,806
*Punch Graphix NV	49,509	111,589
*Qurius NV	351,539	149,460
*Randstad Holdings NV	25,148	954,175
*Roto Smeets Group NV	12,436	239,866
Royal Reesink NV	2,050	206,757
SBM Offshore NV	134,711	2,579,785
Sligro Food Group NV	95,164	2,932,082
#Smit Internationale NV	44,064	3,463,648
*SNS Reaal Groep NV	203,922	1,441,366
*Stern Groep NV	1,258	30,524
*Super De Boer NV	255,159	1,786,557
#Telegraaf Media Groep NV	163,704	3,069,877
*Textielgroep Twenthe NV	1,000	3,679
TKH Group NV	98,188	1,627,166
#*TomTom NV	175,974	1,677,353
*Unit 4 Agresso NV	74,403	1,768,040
*USG People NV	203,344	3,537,849
#*Van der Moolen Holding NV	117,201	6,853
Wavin NV	351,774	725,761

TOTAL NETHERLANDS		99,097,552

NORWAY — (3.8%)
Acergy SA	192,943	2,410,016
*Acta Holding ASA	230,000	153,781
Aker Kvaerner ASA	140,625	1,690,463
#*Aktiv Kapital ASA	78,617	562,247
Arendals Fosse Kompani ASA	100	28,118
Atea ASA	222,782	1,462,262
#*Austevoll Seafood ASA	42,508	251,503
#*Blom ASA	80,567	173,485
Bonheur ASA	50,200	1,550,275
#*BW Offshore, Ltd.	138,779	186,092
*Camillo Eitze & Co. ASA	58,200	136,853
*Cermaq ASA	201,540	1,752,489
*Copeinca ASA	32,494	228,390
*Deep Sea Supply P.L.C.	34,000	48,959
*Det Norske Oljeselskap ASA (B0ZY5P6)	15,400	128,797
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	2,390,338
#*Dockwise, Ltd.	94,000	138,277
#*DOF ASA	117,912	671,554
*EDB Business Partner ASA	164,034	702,572
#*Eitzen Chemical ASA	21,068	8,128
#Ekornes ASA	111,690	2,057,822
Farstad Shipping ASA	59,440	1,378,773
Ganger Rolf ASA	52,803	1,478,816
*Golar LNG, Ltd.	9,000	112,519
#*Golden Ocean Group, Ltd.	284,000	389,420

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Havila Shipping ASA	22,400	$177,874
*IOT Holdings ASA	75,603	1,840
Kongsberg Gruppen ASA	126,836	1,744,269
*Kverneland Group ASA	258,080	173,028
Leroy Seafood Group ASA	15,160	276,889
#*Marine Harvest ASA	4,227,581	3,067,203
Nordic Semiconductor ASA	4,000	30,005
#*Norse Energy Corp. ASA	1,143,079	742,283
#*Norske Skogindustrier ASA Series A	320,620	532,344
#*Norwegian Air Shuttle ASA	49,007	1,391,207
*Norwegian Energy Co. ASA	201,900	544,346
Odfjell ASA Series A	92,300	821,972
ODIM ASA	56,787	314,311
*Olav Thon Eiendomsselskap ASA	12,960	1,523,673
#Opera Software ASA	75,000	321,327
*PCI Biotech AS	3,357	5,863
*Petroleum-Geo Services ASA	351,000	3,305,240
*Petrolia Drilling ASA	7,286,093	580,723
#*Photocure ASA	33,562	284,329
*Pronova BioPharma ASA	248,317	770,287
Prosafe ASA	372,606	1,939,870
*Prosafe Production Public, Ltd.	261,500	585,714
#*Q-Free ASA	51,500	206,232
Rieber and Son ASA Series A	106,654	770,720
Scana Industrier ASA	299,618	473,911
*Schibsted ASA	96,737	1,589,876
*Sevan Marine ASA	325,562	523,163
*Siem Offshore, Inc.	2,000	3,078
Solstad Offshore ASA	57,000	1,070,217
#*Songa Offshore SE	139,750	697,647
SpareBanken 1 SMN	178,812	1,571,100
*Storebrand ASA	633,500	4,304,930
*Subsea 7, Inc.	100,800	1,413,196
Tandberg ASA Series A	208,204	5,570,172
*TGS Nopec Geophysical Co. ASA	404,241	6,130,506
Tomra Systems ASA	587,328	2,956,184
*TTS Marine ASA	41,000	48,250
Veidekke ASA	310,230	2,375,411
Wilh. Wilhelmsen ASA	60,550	1,402,269

TOTAL NORWAY		70,333,408

PORTUGAL — (1.4%)
#*Altri SGPS SA	94,568	543,067
Banco BPI SA	559,833	1,888,356
Banif SGPS SA	193,177	372,270
*Corticeira Amorim SA	223,729	309,366
*Finibanco Holdings SGPS SA	291,186	697,452
Ibersol SGPS SA	20,401	291,330
#*Impresa Sociedade Gestora de Participacoes SA	369,303	739,787
#*Investimentos Participacoes e Gestao SA	319,480	305,750
Jeronimo Martins SGPS SA	506,890	4,515,539
Mota-Engil SGPS SA	341,524	2,028,717
*Novabase SGPS SA	65,729	473,278
*ParaRede SGPS SA	94,525	123,776
Portucel-Empresa Produtora de Pasta de Papel SA	827,234	2,337,127
Redes Energeticas Nacionais SA	178,117	781,052
Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	517,684
Sociedade de Investimento e Gestao SGPS SA	256,388	2,836,249
#*Sonae Industria SGPS SA	264,159	952,375
#Sonae SGPS SA	1,138,893	1,498,768

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
*Sonaecom SGPS SA	453,482	$1,297,672
*Sumol + Compal SA	67,967	139,302
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	1,155,446
Toyota Caetano Portugal SA	53,308	325,570
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,905,422

TOTAL PORTUGAL		26,035,355

SPAIN — (4.9%)
#Abengoa SA	134,166	3,536,051
Adolfo Dominguez SA	20,351	325,777
#Almirall SA	94,542	1,249,201
#Amper SA	88,114	780,942
#Antena 3 de Television SA	240,050	2,042,476
#*Avanzit SA	555,254	616,880
*Azkoyen SA	70,532	323,276
#Banco Guipuzcoano SA	339,914	2,557,274
Banco Pastor SA	255,727	1,909,833
Banco Popular Espanol SA	24	218
*Baron de Ley SA	13,910	674,879
#Bolsas y Mercados Espanoles SA	123,169	4,106,091
Campofrio Food Group SA	95,179	963,396
#Cementos Portland Valderrivas SA	30,644	1,415,899
Compania Vinicola del Norte de Espana SA	16,119	338,085
Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,588,937
#*Corporacion Dermoestetica SA	30,628	143,214
Duro Felguera SA	172,631	1,715,941
Ebro Puleva SA	312,280	5,946,769
#Elecnor SA	198,254	3,522,631
*Ercros SA	226,106	464,089
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	2,535,864
*Fluidra SA	31,021	148,704
#*General de Alquiler de Maquinaria SA	32,241	284,684
#Gestevision Telecinco SA	191,290	1,977,087
Grupo Catalana Occidente SA	160,495	3,888,704
*Grupo Empresarial Ence SA	358,144	1,439,749
#*Grupo Tavex SA	244,131	231,136
#*Iberia Lineas Aereas de Espana SA	1,381,661	3,810,409
Iberpapel Gestion SA	25,850	425,452
*Inbesos SA	12,494	43,951
Indra Sistemas SA	28,883	679,238
Inmobiliaria del Sur SA	2,902	80,217
#*La Seda de Barcelona SA	1,923,682	959,079
#Laboratorios Farmaceuticos Rovi SA	18,975	214,429
#Mecalux SA	38,470	578,712
Miquel y Costas & Miquel SA	26,111	562,504
*Natra SA	109,456	462,941
*Natraceutical SA	645,689	420,560
#*NH Hoteles SA	421,083	2,203,390
*Nicolas Correa SA	26,994	85,220
#Obrascon Huarte Lain SA	130,017	3,454,582
Papeles y Cartones de Europa SA	209,482	1,188,465
Pescanova SA	24,512	852,223
Prim SA	39,424	413,305
#*Promotora de Informaciones SA	303,496	1,447,400
#Prosegur Cia de Seguridad SA	87,574	3,684,623
*Realia Business SA	112,559	302,312
Service Point Solutions SA	461,144	770,137
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	431,762
Sol Melia SA	206,682	1,831,629
#*Solaria Energia y Medio Ambiente SA	59,008	219,390
#*SOS Corporacion Alimentaria SA	294,272	888,348

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Tecnicas Reunidas SA	39,312	$2,073,604
#*Tecnocom Telecomunicaciones y Energia SA	146,125	620,052
Tubacex SA	427,191	1,764,905
Tubos Reunidos SA	416,951	1,276,044
Unipapel SA	47,385	716,100
#*Vertice Trescientos Sesenta Grados SA	57,183	30,426
Vidrala SA	64,706	1,759,675
Viscofan SA	183,430	4,794,518
#*Vocento SA	193,449	1,211,703
#*Zeltia SA	556,824	3,291,300

TOTAL SPAIN		90,276,392

SWEDEN — (5.7%)
#Aarhuskarlshamn AB	52,836	1,060,036
Acando AB	160,086	331,259
*Active Biotech AB	104,812	849,404
Addtech AB Series B	59,000	848,759
AF AB Series B	47,200	1,176,959
Aros Quality Group AB	41,400	282,812
Atrium Ljungberg AB Series B	15,200	136,549
*Avanza Bank Holding AB	5,406	116,638
Axfood AB	89,350	2,665,974
#Axis Communications AB	174,894	1,890,138
#B&B Tools AB	77,850	910,396
BE Group AB	38,662	221,565
Beiger Electronics AB	14,700	265,034
Beijer Alma AB	57,200	712,646
*Bergs Timber AB Series B	17,000	85,871
*Bilia AB Series A	113,425	922,410
*Billerud AB	326,600	1,809,416
BioGaia AB Series B	38,000	416,579
Biotage AB	141,240	126,581
*Biovitrum AB	23,757	197,288
Boliden AB	497,124	5,986,022
Bong Ljungdahl AB	24,800	78,301
*Boras Waefveri AB Series B	11,500	8,335
*Bure Equity AB	12,042	61,497
Cantena AB	56,762	708,612
Cardo AB	61,300	1,652,944
Castellum AB	408,700	3,804,158
#Clas Ohlson AB Series B	62,396	1,174,723
*Cloetta AB	55,296	242,613
Concordia Maritime AB Series B	70,300	173,275
Consilium AB Series B	16,994	67,429
#*D. Carnegie & Co. AB	181,000	454,270
*DORO AB	1,200	1,483
*Duni AB	8,394	59,013
*East Capital Explorer AB	4,981	45,440
#Elekta AB Series B	302,500	5,701,787
*Enea Data AB Series B	56,200	375,296
*Eniro AB	206,986	952,821
#Fabege AB	391,400	2,272,517
Fagerhult AB	16,800	307,219
G & L Beijer AB Series B	27,400	690,072
#*Gunnebo AB	106,800	509,277
Hakon Invest AB	68,557	1,143,433
#*Haldex AB	72,500	626,365
Heba Fastighets AB Series B	43,500	343,732
#Hexagon AB	146,005	1,909,079
*Hexpol AB	8,172	68,202
*HIQ International AB	123,289	435,460

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
HL Display AB Series B	57,600	$259,779
Hoganas AB Series B	85,800	1,552,241
Holmen AB Series B	43,508	1,174,208
Industrial & Financial Systems AB Series B	50,260	454,702
#Intrum Justitia AB	180,322	2,222,000
*JM AB	267,473	3,972,895
KappAhl Holding AB	93,099	733,089
Klovern AB	294,976	932,311
#Kungsleden AB	412,300	2,870,958
Lagercrantz Group AB Series B	64,300	237,940
Lammhults Design Group AB	19,547	130,836
*LBI International AB	127,651	260,758
Lennart Wallenstam Byggnads AB Series B	120,400	1,969,959
#Lindab International AB	54,077	574,851
*Loomis AB	69,887	752,439
#*Lundin Petroleum AB	255,814	2,166,852
*Meda AB Series A	272,190	2,463,244
*Medivir AB Series B	44,650	434,450
Mekonomen AB	11,461	221,376
*Midelfart Sonesson AB Series B	4,160	4,324
#Modern Times Group AB Series B	106,141	4,603,164
*Munters AB	181,900	1,254,552
NCC AB Series B	216,320	3,268,004
*Net Insight AB Series B	924,000	662,163
New Wave Group AB Series B	79,101	275,722
NIBE Industrier AB	192,620	2,146,694
*Nobia AB	421,100	2,613,823
Nolato AB Series B	66,440	539,547
OEM International AB Series B	44,400	261,735
ORC Software AB	36,300	695,796
Oriflame Cosmetics SA SDR	8,264	457,671
*Pa Resources AB	357,209	1,383,536
*Partnertech AB	28,800	105,971
Peab AB Series B	425,900	2,668,549
Poolia AB Series B	33,150	157,353
*Pricer AB Series B	1,711,500	145,500
ProAct IT Group AB	29,000	285,222
#*Proffice AB	215,400	717,231
Profilgruppen AB	13,582	92,255
*Q-Med AB	154,800	937,723
Rederi AB Transatlantic Series B	93,000	305,464
*Rezidor Hotel Group AB	51,396	164,324
#*rnb Retail & Brands AB	208,325	203,500
#*SAS AB	1,938,372	1,176,279
*Scribona AB Series B	226,140	273,085
*Seco Tools AB	16,463	217,000
*Semcon AB	39,900	162,415
Sigma AB Series B	25,800	15,418
*Sintercast AB	11,800	88,749
Skanditek Industrifoervaltnings AB	1,000	2,768
Skistar AB	92,100	1,732,801
Studsvik AB	21,900	228,059
SWECO AB Series B	183,300	1,441,990
*Trelleborg AB Series B	878,565	5,337,131
Uniflex AB Series B	3,630	43,618
VBG AB Series B	1,084	12,428
Vitrolife AB	41,500	174,557
Wihlborgs Fastigheter AB	63,858	1,198,096

TOTAL SWEDEN		104,318,794

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (11.6%)
Acino Holding AG	8,398	$1,378,179
*Advanced Digital Broadcast Holdings SA	368	18,706
Affichage Holding SA	5,703	664,630
*AFG Arbonia-Forster Holding AG	4,661	99,478
Allreal Holding AG	26,513	3,203,717
*Also Holding AG	16,195	650,206
*Aryzta AG	265,691	10,429,578
*Ascom Holding AG	160,822	1,706,948
*Athis Holding AG	2,754	568,116
Bachem Holdings AG	24,136	1,659,246
Baloise-Holding AG	2,510	214,911
Bank Coop AG	30,796	2,152,843
*Bank Sarasin & Cie AG Series B	172,644	6,874,386
Banque Cantonale de Geneve SA	4,021	937,845
Banque Cantonale du Jura SA	4,500	267,050
Banque Cantonale Vaudoise	8,999	3,389,651
Banque Privee Edmond de Rothschild SA	157	4,165,873
Barry Callebaut AG	3,696	2,064,701
Basellandschaftliche Kantonalbank	583	566,721
*Basilea Pharmaceutica AG	2,629	217,440
Basler Kantonalbank AG	3,114	358,699
Belimo Holdings AG	1,830	1,869,457
Bell Holding AG	47	72,361
Bellevue Group AG	26,524	1,078,525
Berner Kantonalbank AG	23,122	5,216,367
*Bobst Group AG	35,619	1,318,058
Bossard Holding AG	8,222	471,665
Bucher Industries AG	31,723	3,332,904
Burckhardt Compression Holding AG	904	131,736
Calida Holding AG	396	119,682
Carlo Gavazzi Holding AG	1,065	149,831
Centralschweizerische Kraftwerke AG	96	33,501
*Cham Paper Holding AG	490	84,025
Charles Voegele Holding AG	28,617	1,128,581
*Clariant AG	756,817	7,235,446
#Compagnie Financiere Tradition SA	5,511	683,449
Conzzeta AG	1,375	2,368,668
*Cytos Biotechnology AG	2,412	31,680
Daetwyler Holding AG	26,077	1,283,891
Datacolor AG	458	137,609
Edipresse SA	1,527	386,554
#EFG International AG	45,259	753,744
Elektrizitaets-Gesellschaft Laufenberg AG	3,062	2,967,286
*ELMA Electronic AG	472	197,852
Emmi AG	13,244	1,559,798
EMS-Chemie Holding AG	26,147	2,905,137
Energiedienst Holding AG	71,249	3,890,894
Feintol International Holding AG	1,601	348,008
Flughafen Zuerich AG	13,056	3,800,739
Forbo Holding AG	5,817	1,643,697
Fuchs Petrolub AG	19,235	1,443,703
#Galenica Holding AG	15,281	5,265,334
GAM Holdings, Ltd.	18,237	222,493
George Fisher AG	10,991	2,890,104
Gurit Holding AG	1,288	710,655
Helvetia Holding AG	12,462	3,973,442
Hexagon AB	81,720	1,075,368
#Implenia AG	48,118	1,336,187
*Interroll-Holding SA	2,404	689,533
Intershop Holding AG	3,345	955,140
Kaba Holding AG	10,381	2,402,753

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Kardex AG	17,464	$579,425
Komax Holding AG	8,744	655,181
Kudelski SA	103,843	2,118,821
Kuoni Reisen Holding AG	12,443	4,217,808
Lem Holdings SA	3,546	1,018,748
#*lifeWatch AG	55,532	1,081,566
#*Logitech International SA	92,687	1,582,169
Luzerner Kantonalbank AG	17,409	4,462,195
Medisize Holding AG	12,876	658,457
Metall Zug AG	202	475,817
*Meyer Burger Technology AG	1,343	292,176
*Micronas Semiconductor Holding AG	37,365	132,688
Mobilezone Holding AG	112,258	862,279
Mobimo Holding AG	1,856	299,195
Nobel Biocare Holding AG	163,678	4,643,682
*Orascom Development Holding AG	442	34,482
Orell Fuessli Holding AG	4,930	706,075
#Panalpina Welttransport Holding AG	5,945	416,334
*Parco Industriale e Immobiliare SA	600	2,047
Partners Group Holdings AG	15,823	1,940,684
Petroplus Holdings AG	141,857	3,090,524
Phoenix Mecano AG	2,953	1,113,857
#PSP Swiss Property AG	141,111	7,918,508
*Rieters Holdings AG	15,236	3,411,538
Romande Energie Holding SA	2,714	5,386,990
*Schaffner Holding AG	1,830	292,950
Schulthess Group AG	14,148	818,772
Schweiter Technology AG	3,994	1,963,068
*Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,177,082
Siegfried Holding AG	8,312	841,556
Sika AG	4,203	5,698,044
Societa Elettrica Sopracenerina SA	2,340	524,571
St. Galler Kantonalbank AG	8,951	4,075,788
#Straumann Holding AG	8,595	2,074,619
Sulzer AG	45,310	3,527,868
Swiss Prime Site AG	163,073	8,976,492
Swisslog Holding AG	775,803	663,652
*Swissmetal Holding AG	13,504	144,390
Swissquote Group Holding SA	40,025	2,062,506
Tamedia AG	14,878	1,101,073
Tecan Group AG	38,976	2,388,131
#*Temenos Group AG	148,205	3,382,567
*Tornos SA	38,028	271,331
Valartis Group AG	560	17,174
#Valiant Holding AG	33,293	6,559,434
Valora Holding AG	10,995	2,621,486
Vaudoise Assurances Holdings SA	3,140	566,949
Verwaltungs und Privat-Bank AG	790	84,453
Villars Holding SA	150	80,344
Von Roll Holding AG	19,689	134,902
Vontobel Holdings AG	94,743	3,032,255
VZ Holding AG	266	20,484
Walliser Kantonalbank AG	1,416	770,078
WMH Walter Meier Holding AG	4,738	373,576
Ypsomed Holdings AG	2,419	153,311
Zehnder Holding AG	764	840,584
*Zueblin Immobilien Holding AG	76,620	339,447
Zuger Kantonalbank AG	613	2,511,481

TOTAL SWITZERLAND		212,946,445

TOTAL COMMON STOCKS		1,624,145,822

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	$1,565,574

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Deceuninck NV STRIP VVPR	247,412	1,092
*RealDolmen NV STRIP VVPR	6,067	268
*Zenitel NV STRIP VVPR	8,654	13

TOTAL BELGIUM		1,373

DENMARK — (0.0%)
#*NeuroSearch A.S. Rights 11/09/09	126,162	82,324

FINLAND — (0.0%)
#*Amer Sports Oyj Rights 10/19/09	75,000	232,888

FRANCE — (0.0%)
*Atari SA Warrants 12/31/09	77,833	1,031
*Cybergun SA Warrants Series B 07/15/10	1,136	17
*Groupe Focal SA Warrants 02/21/10	466	—
*Mr Bricolage SA Rights 11/04/09	23,846	35

TOTAL FRANCE		1,083

GERMANY — (0.0%)
*TUI AG Rights 11/11/09	242,621	37,491

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	167,960	8,898
*Tiscali SpA Warrants 12/15/14	5,347	—

TOTAL ITALY		8,898

NORWAY — (0.0%)
*Dockwise, Ltd. Rights 11/20/09	50,760	6,649

SPAIN — (0.0%)
*Pescanova SA Rights 10/22/09	12,256	426,564

TOTAL RIGHTS/WARRANTS		797,270

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,725,000 FNMA 6.50%, 06/25/39, valued at $2,932,781) to be repurchased at $2,888,046	$2,888	2,888,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund LP	200,182,842	200,182,842
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,949,334) to be repurchased at $4,852,316	$4,852	4,852,288

TOTAL SECURITIES LENDING COLLATERAL		205,035,130

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%) (Cost $1,667,112,137)	$1,834,431,796

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (82.9%)
ARGENTINA — (0.1%)
*Petrobras Energia Participaciones SA ADR	106,144	$1,818,247

BRAZIL — (5.8%)
#*BRF - Brasil Foods SA ADR	173,299	8,382,473
Companhia de Bebidas das Americas	66,744	5,076,651
Companhia Siderurgica Nacional SA	367,276	12,132,034
CPFL Energia SA	1,935	33,887
*Empresa Brasileira de Aeronautica SA ADR	130,800	2,648,700
Itau Unibanco Holding SA ADR	271,347	5,193,580
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	50,399,506
Petroleo Brasilerio SA ADR (71654V408)	914,546	42,270,316
Souza Cruz SA	95,874	3,402,613
Tele Norte Leste Participacoes SA	59,254	1,335,368
Tractebel Energia SA	140,100	1,709,894
Vivo Participacoes SA	16,288	401,282
Vivo Participacoes SA ADR	2,500	60,625
Weg Industrias SA	278,866	2,738,636

TOTAL BRAZIL		135,785,565

CHILE — (1.7%)
#Banco de Chile Series F ADR	47,993	2,231,654
Banco Santander Chile SA ADR	68,948	3,629,423
Colbun SA	1,731,270	407,588
Compania Cervecerias Unidas SA ADR	53,246	1,885,973
#Embotelladora Andina SA Series A ADR	26,368	395,520
#Embotelladora Andina SA Series B ADR	41,533	757,977
Empresa Nacional de Electricidad SA Sponsored ADR	207,763	9,534,244
Empresas Copec SA	20,500	275,911
Enersis SA Sponsored ADR	487,951	8,626,974
#Lan Airlines SA Sponsored ADR	264,595	3,548,219
Masisa SA	165,507	24,551
Sociedad Quimica y Minera de Chile SA Sponsored ADR	169,117	6,215,050
#Vina Concha Y Toro SA Sponsored ADR	28,665	1,221,129

TOTAL CHILE		38,754,213

CHINA — (9.4%)
*Air China, Ltd.	262,000	141,822
Alibaba.com, Ltd.	59,500	137,388
#*Aluminum Corp. of China, Ltd. ADR	26,300	715,360
#Angang Steel Co., Ltd.	142,000	262,465
Anhui Conch Cement Co., Ltd.	72,000	465,864
Bank of China, Ltd.	56,691,000	32,598,740
Bank of Communications Co., Ltd.	1,206,000	1,443,515
*Beijing Capital International Airport Co., Ltd.	3,368,000	2,264,943
Beijing Enterprises Holdings, Ltd.	50,000	298,021
Belle International Holdings, Ltd.	1,948,000	1,969,215
#*Byd Co., Ltd.	395,886	3,629,462
China Citic Bank	932,000	695,295
China Coal Energy Co.	356,000	492,608
China Communications Construction Co., Ltd.	502,000	540,323
China Construction Bank Corp.	9,048,000	7,800,567
#China COSCO Holdings Co., Ltd.	415,500	511,585
China High Speed Transmission Equipment Group Co., Ltd.	523,000	1,048,871
#China Life Insurance Co., Ltd. ADR	250,705	17,200,870
China Merchants Bank Co., Ltd.	1,078,350	2,758,788
China Merchants Holdings (International) Co., Ltd.	133,652	427,103
China Mobile, Ltd. Sponsored ADR	696,697	32,556,651
China National Building Material Co., Ltd.	72,000	154,950

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Oilfield Services, Ltd.	168,000	$181,527
China Overseas Land & Investment, Ltd.	1,550,000	3,341,659
China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,526,248
*China Power International Development, Ltd.	839,000	232,111
*China Railway Construction Corp., Ltd.	116,500	154,128
*China Railway Group, Ltd.	441,000	346,625
China Resources Enterprise, Ltd.	2,219,000	7,445,893
China Resources Land, Ltd.	748,000	1,803,752
China Resources Power Holdings Co., Ltd.	920,000	1,910,581
China Shenhua Energy Co., Ltd.	786,000	3,521,138
#*China Shipping Container Lines Co., Ltd.	292,000	104,500
China Shipping Development Co., Ltd.	98,000	138,537
*China Southern Airlines Co., Ltd. ADR	4,600	66,010
*China Taiping Insurance Holdings Co., Ltd.	17,000	60,024
#China Telecom Corp., Ltd. ADR	20,200	888,396
China Travel International Investment Hong Kong, Ltd.	1,992,000	406,637
China Unicom Hong Kong, Ltd. ADR	88,800	1,123,320
CITIC Pacific, Ltd.	1,898,000	4,879,271
*CITIC Resources Holdings, Ltd.	2,180,000	609,934
CNOOC, Ltd.	45,000	66,721
#CNOOC, Ltd. ADR	67,956	10,121,367
#Country Garden Holdings Co.	2,232,000	855,794
Dalian Port (PDA) Co., Ltd.	596,000	216,320
Datang International Power Generation Co., Ltd.	380,000	177,571
Dongfeng Motor Corp.	204,000	242,800
#*FU JI Food & Catering Services	289,000	283,399
*GOME Electrical Appliances Holdings, Ltd.	181,000	53,020
#Guangshen Railway Co., Ltd. Sponsored ADR	1,400	28,070
Guangzhou R&F Properties Co., Ltd.	67,200	125,921
Harbin Power Equipment Co., Ltd.	494,000	458,896
Hengan International Group Co., Ltd.	36,000	231,739
#HKC (Holdings), Ltd.	3,062,634	240,291
Hopson Development Holdings, Ltd.	420,000	730,772
#*Huadian Power International Corp.	694,000	192,726
#Huaneng Power International, Inc. ADR	8,800	224,488
*Industrial & Commercial Bank of China, Ltd.	34,093,000	27,124,901
Jiangsu Express Co., Ltd.	764,000	677,471
Jiangxi Copper Co., Ltd.	135,000	305,876
#Lenovo Group, Ltd.	114,000	64,280
#Li Ning Co., Ltd.	435,500	1,184,311
#*Maanshan Iron & Steel Co., Ltd.	124,000	74,646
#PetroChina Co., Ltd. ADR	115,210	13,829,808
#*PICC Property & Casualty Co., Ltd.	168,000	123,954
Ping An Insurance (Group) Co. of China, Ltd.	248,500	2,176,260
#*Semiconductor Manufacturing International Corp. ADR	255,943	619,382
#Shanghai Electric Group Co., Ltd.	2,392,000	1,123,350
Shenzhen Expressway Co., Ltd.	744,000	355,210
Shenzhen International Holdings, Ltd.	6,415,000	448,560
Shimao Property Holdings, Ltd.	157,500	292,966
Sino-Ocean Land Holdings, Ltd.	291,000	282,630
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	46,760
Sinotrans, Ltd.	951,000	249,261
Tencent Holdings, Ltd.	700,600	12,199,255
#Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,391,885
TPV Technology, Ltd.	802,000	519,091
Weichai Power Co., Ltd.	8,000	51,766
Zijin Mining Group Co., Ltd.	428,000	414,277
#ZTE Corp.	465,688	2,589,343

TOTAL CHINA		220,249,835

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CZECH REPUBLIC — (1.0%)
CEZ A.S.	301,862	$14,864,947
Komercni Banka A.S.	14,663	2,875,426
Telefonica 02 Czech Republic A.S.	239,489	5,642,622

TOTAL CZECH REPUBLIC		23,382,995

HUNGARY — (1.5%)
ELMU NYRT	185	28,698
Magyar Telekom Telecommunications P.L.C.	665,618	2,869,587
#*MOL Hungarian Oil & Gas NYRT	100,838	8,424,427
#*OTP Bank NYRT	618,710	17,397,809
#Richter Gedeon NYRT	28,511	5,937,751
Tisza Chemical Group NYRT	40,321	645,968

TOTAL HUNGARY		35,304,240

INDIA — (11.2%)
*ACC, Ltd.	43,053	677,843
Adani Enterprises, Ltd.	51,000	769,346
Aditya Birla Nuvo, Ltd.	5,819	96,679
Ambuja Cements, Ltd.	1,162,146	2,176,996
Asea Brown Boveri India, Ltd.	97,291	1,573,395
Asian Paints, Ltd.	60,748	2,099,916
Aventis Pharma, Ltd.	3,628	120,838
Axis Bank, Ltd.	349,044	6,648,124
Bajaj Auto, Ltd.	83,940	2,476,506
Bajaj Finserv, Ltd.	59,835	387,988
Bajaj Holdings & Investment, Ltd.	37,300	382,989
Bharat Electronics, Ltd.	7,300	221,456
Bharti Airtel, Ltd.	852,924	5,259,701
Bosch, Ltd.	20,203	1,807,356
Cipla, Ltd.	639,901	3,883,604
Colgate-Palmolive (India), Ltd.	68,534	1,015,777
Crompton Greaves, Ltd.	184,828	1,484,210
Cummins India, Ltd.	37,898	299,507
Dabur India, Ltd.	308,253	987,668
Divi’s Laboratories, Ltd.	63,020	706,277
Dr. Reddy’s Laboratories, Ltd.	128,934	2,754,964
#Dr. Reddy’s Laboratories, Ltd. ADR	83,498	1,814,412
EIH, Ltd.	129,641	335,943
Exide Industries, Ltd.	202,666	419,505
GAIL India, Ltd.	57,000	418,868
GAIL India, Ltd. Sponsored GDR	28,791	1,280,929
GlaxoSmithKline Pharmaceuticals, Ltd.	42,501	1,421,145
Glenmark Pharmaceuticals, Ltd.	99,187	468,235
Godrej Consumer Products, Ltd.	109,632	627,737
Grasim Industries, Ltd.	6,300	289,938
HCL Technologies, Ltd.	311,688	1,996,102
HDFC Bank, Ltd.	386,733	13,175,290
Hero Honda Motors, Ltd. Series B	158,834	5,246,290
Hindustan Unilever, Ltd.	1,633,609	9,748,048
ICICI Bank, Ltd. Sponsored ADR	88,726	2,790,433
Infosys Technologies, Ltd.	657,429	30,520,259
Infosys Technologies, Ltd. Sponsored ADR	233,496	10,740,816
Infrastructure Development Finance Co., Ltd.	1,931	5,959
ITC, Ltd.	2,007,345	10,823,298
Jindal Steel & Power, Ltd.	627,060	8,432,190
JSW Steel, Ltd.	106,526	1,688,039
Jubilant Organosys, Ltd.	66,060	326,175
Larsen & Toubro, Ltd.	371,281	12,248,925
Lupin, Ltd.	44,351	1,149,244
Mahanagar Telephone Nigam, Ltd.	130,940	190,092
Mahindra & Mahindra, Ltd.	254,183	4,918,411

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Mangalore Refinery & Petrochemicals, Ltd.	846,013	$1,324,041
Maruti Suzuki India, Ltd.	129,741	3,833,424
Nirma, Ltd.	66,235	245,854
*Oracle Financial Services Software, Ltd.	14,000	625,545
Pantaloon Retail India, Ltd.	9,760	64,289
*Pantaloon Retail India, Ltd. Class B	976	4,776
Petronet LNG, Ltd.	97,953	133,402
Piramal Healthcare, Ltd.	76,008	613,837
Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	343,654
*Ranbaxy Laboratories, Ltd.	213,395	1,757,722
Reliance Capital, Ltd.	101,317	1,584,442
Reliance Communications, Ltd.	1,071,955	3,953,396
Reliance Energy, Ltd.	191,590	4,247,845
*Reliance Industries, Ltd.	1,030,847	41,707,940
*Reliance Natural Resources, Ltd.	1,099,793	1,474,126
Satyam Computer Services, Ltd.	772,898	1,671,873
Sesa Goa, Ltd.	534,990	3,380,627
Shree Cement, Ltd.	2,872	93,631
Shriram Transport Finance Co., Ltd.	2,300	19,078
Siemens India, Ltd.	153,743	1,661,564
Sterling Biotech, Ltd.	68,760	131,356
Sterlite Industries (India), Ltd. Series A	431,495	6,977,657
Sun Pharmaceuticals Industries, Ltd.	138,878	4,050,120
Sun TV Network, Ltd.	25,000	165,404
Tata Chemicals, Ltd.	62,804	347,497
Tata Consultancy Services, Ltd.	756,974	10,030,279
Tata Power Co., Ltd.	144,515	4,075,894
Tata Steel, Ltd.	88,890	878,630
Tata Tea, Ltd.	8,903	161,651
*Tech Mahindra, Ltd.	6,379	124,774
Titan Industries, Ltd.	7,547	199,158
United Phosphorus, Ltd.	69,388	210,431
United Spirits, Ltd.	21,912	493,446
Videsh Sanchar Nigam, Ltd.	75,115	614,909
Wipro, Ltd.	440,456	5,629,808
Zee Entertainment Enterprises, Ltd.	402,083	1,950,192
Zydus Wellness, Ltd.	11,485	41,361

TOTAL INDIA		261,731,056

INDONESIA — (2.2%)
PT Aneka Tambang Tbk	2,782,000	646,516
PT Astra Agro Lestari Tbk	195,500	434,005
PT Astra International Tbk	4,017,561	12,925,685
*PT Bakrie & Brothers Tbk	21,200,000	215,254
PT Bank Central Asia Tbk	9,187,000	4,326,175
PT Bank Danamon Indonesia Tbk	2,719,740	1,268,775
PT Bank Mandiri Persero Tbk	2,325,000	1,115,662
*PT Bank Pan Indonesia Tbk	8,711,500	699,402
PT Bank Rakyat Indonesia Tbk	1,910,000	1,389,902
PT Bumi Resources Tbk	15,481,000	3,726,858
PT Gudang Garam Tbk	56,500	83,113
*PT Holcim Indonesia Tbk	2,854,500	474,620
*PT Indo Tambangraya Megah Tbk	179,000	417,398
PT Indocement Tunggal Prakarsa Tbk	815,500	928,583
PT Indofood Sukses Makmur Tbk	87,500	27,653
PT Indosat Tbk	2,332,000	1,238,711
*PT International Nickel Indonesia Tbk	1,038,000	430,157
PT Kalbe Farma Tbk	3,591,000	450,366
*PT Lippo Karawaci Tbk	11,865,250	802,615
*PT Panasia Indosyntec Tbk	75,100	1,848
*PT Perusahaan Gas Negara Tbk	100,000	37,208

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Semen Gresik Tbk	2,976,500	$2,103,504
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	373,570
*PT Tambang Batubara Bukit Asam Tbk	234,500	365,322
PT Telekomunikasi Indonesia Tbk	14,011,140	12,065,191
PT Unilever Indonesia Tbk	3,087,000	3,228,631
PT United Tractors Tbk	648,500	994,312

TOTAL INDONESIA		50,771,036

ISRAEL — (3.6%)
*Bank Hapoalim B.M.	1,922,358	7,018,046
*Bank Leumi Le-Israel B.M.	2,275,389	8,886,498
Bezeq Israeli Telecommunication Corp., Ltd.	2,044,881	4,563,602
*Clal Industries, Ltd.	23,420	119,479
*Clal Insurance Enterprise Holdings, Ltd.	1,996	42,255
Discount Investment Corp.	32,858	772,085
Elbit Systems, Ltd.	40,946	2,480,757
IDB Holding Corp., Ltd.	—	9
Israel Chemicals, Ltd.	780,753	9,119,540
Koor Industries, Ltd.	1	15
Makhteshim-Agan Industries, Ltd.	245,728	1,148,509
*Migdal Insurance & Financial Holdings, Ltd.	261,456	409,788
*Mizrahi Tefahot Bank, Ltd.	141,699	1,151,620
Osem Investment, Ltd.	33,175	430,358
Partner Communications Co., Ltd.	115,542	2,190,776
Strauss Group, Ltd.	6,896	89,385
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	888,925	44,872,934

TOTAL ISRAEL		83,295,656

MALAYSIA — (4.4%)
Affin Holdings Berhad	312,600	185,744
Alliance Financial Group Berhad	301,700	215,568
AMMB Holdings Berhad	874,959	1,202,999
*Axiata Group Berhad	4,359,375	3,712,616
Batu Kawan Berhad	15,000	43,499
Berjaya Corp. Berhad	734,800	251,736
Berjaya Sports Toto Berhad	803,464	1,012,749
Boustead Holdings Berhad	159,460	158,802
British American Tobacco Malaysia Berhad	239,100	3,140,052
CIMB Group Holdings Berhad	3,095,227	11,229,284
Digi.Com Berhad	495,162	3,161,925
EON Capital Berhad	175,500	286,640
Fraser & Neave Holdings Berhad	61,000	189,010
Gamuda Berhad	805,700	735,639
Genting Berhad	3,086,500	6,488,243
Genting Malaysia Berhad	4,928,500	3,936,659
Genting Plantations Berhad	276,600	494,513
Hong Leong Bank Berhad	820,150	1,793,395
Hong Leong Financial Group Berhad	548,429	992,196
IJM Corp. Berhad	336,560	469,447
IOI Corp. Berhad	5,328,755	8,262,279
KLCC Property Holdings Berhad	778,600	743,780
Kuala Lumpur Kepong Berhad	814,200	3,555,718
Lafarge Malayan Cement Berhad	259,580	458,076
Malayan Banking Berhad	780,353	1,511,306
*Malaysian Airlines System Berhad	599,367	542,627
Malaysian Bulk Carriers Berhad	63,000	57,288
Malaysian Pacific Industries Berhad	22,100	36,258
MISC Berhad	2,124,832	5,523,974
MMC Corp. Berhad	1,503,800	1,089,840
Nestle (Malaysia) Berhad	217,200	2,112,520
Oriental Holdings Berhad	241,300	391,152

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Parkson Holdings Berhad	182,650	$270,993
Petronas Dagangan Berhad	445,100	1,157,880
Petronas Gas Berhad	886,800	2,534,794
Plus Expressways Berhad	2,589,600	2,496,163
PPB Group Berhad	889,100	3,926,339
Public Bank Berhad (B012W42)	44,291	138,418
Public Bank Berhad (B012W53)	1,550,201	4,829,053
RHB Capital Berhad	525,900	825,042
Sarawak Energy Berhad	430,200	325,623
Shell Refining Co. Federation of Malaysia Berhad	227,000	710,978
Sime Darby Berhad	3,457,620	8,940,046
SP Setia Berhad	971,150	1,092,051
Star Publications (Malaysia) Berhad	411,600	409,557
Telekom Malaysia Berhad	1,816,400	1,596,307
Tenaga Nasional Berhad	2,121,000	5,198,622
*UEM Land Holdings Berhad	700,625	339,368
UMW Holdings Berhad	729,066	1,342,730
YTL Corp. Berhad	1,449,385	3,082,191
YTL Power International Berhad	283,040	177,857

TOTAL MALAYSIA		103,379,546

MEXICO — (6.8%)
#America Movil S.A.B. de C.V. Series L	17,737,259	39,145,222
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	4,538,511
*Cementos de Mexico S.A.B de C.V. Series B	267,800	278,271
*Cemex S.A.B. de C.V. Sponsored ADR	12,500	129,750
#Coca-Cola Femsa S.A.B. de C.V. Series L	517,300	2,790,276
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	14,333
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	246
Corporativo Fragua S.A.B. de C.V. Series B	21	155
*Dine S.A.B. de C.V.	116,965	51,822
El Puerto de Liverpool S.A.B. de C.V. Series C1	289,300	1,205,074
Embotelladora Arca S.A.B. de C.V.	385,803	970,077
*Empresas ICA S.A.B. de C.V.	50	110
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	9,132,314
#*Gruma S.A.B. de C.V. ADR	82,911	591,985
#Grupo Carso S.A.B. de C.V. Series A-1	990,932	2,926,922
#Grupo Elektra S.A. de C.V.	117,475	4,608,694
*Grupo Financiero Banorte S.A.B. de C.V.	2,827,109	9,035,615
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,426,864	4,020,020
Grupo Gigante S.A.B. de C.V. Series B	62,282	64,175
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	626,600	3,649,383
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	155,919
*Grupo Kuo S.A.B. de C.V. Series B	68	44
#*Grupo Mexico S.A.B. de C.V. Series B	9,098,785	18,192,402
#*Grupo Modelo S.A.B. de C.V. Series C	924,700	4,197,086
*Grupo Nutrisa S.A. de C.V.	129	274
*Grupo Qumma S.A. de C.V. Series B	1,591	22
Grupo Televisa S.A. de C.V.	1,704,800	6,604,224
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,126,115
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,945,976	2,855,893
#Industrias Penoles S.A.B. de C.V.	194,550	3,552,623
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	2,733,483
#*Organizacion Soriana S.A.B. de C.V. Series B	2,134,000	4,720,942
*Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	3,790
*Savia S.A. de C.V.	120,000	7,271
Telefonos de Mexico S.A. de C.V. Series A	200,000	166,619
#Telefonos de Mexico S.A.B. de C.V.	9,705,800	8,093,220
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	131,781
#Telmex Internacional S.A.B. de C.V. (B39SR26)	9,705,800	6,527,502
Telmex Internacional S.A.B. de C.V. ADR	30,200	406,492

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	$15,250,358

TOTAL MEXICO		158,879,015

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	2,671,000	461,066
*Aboitiz Power Corp.	530,000	82,355
Ayala Corp. Series A	313,453	1,896,672
Ayala Land, Inc.	9,214,518	1,992,395
Banco de Oro Unibank, Inc.	1,292,908	938,466
Bank of the Philippine Islands	2,320,456	2,257,761
*Energy Development Corp.	1,212,500	104,718
*Filipina Water Bottling Corp.	2,006,957	—
*Jollibee Food Corp.	65,000	69,146
Metro Bank & Trust Co.	257,100	217,483
Philippine Long Distance Telephone Co.	95,200	5,116,460
Robinson’s Land Corp. Series B	183,100	46,494
SM Prime Holdings, Inc.	508,168	105,375

TOTAL PHILIPPINES		13,288,391

POLAND — (1.3%)
Asseco Poland SA	29,080	584,279
*Bank Handlowy w Warszawie SA	17,748	389,219
*Bank Pekao SA	163,030	8,750,507
*Bank Przemyslowo Handlowy BPH SA	2,029	48,398
*Bank Zackodni WBK SA	37,228	1,987,437
Browary Zywiec SA	13,634	2,291,069
*Getin Holdings SA	100,000	284,600
KGHM Polska Miedz SA	61,000	2,053,300
*Kredyt Bank SA	88,259	370,012
*Mondi Packaging Paper Swiecie SA	26,883	656,504
*PBG SA	5,605	436,581
*Polski Koncern Naftowy Orlen SA	267,237	2,781,598
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	875,101
Powszechna Kasa Oszczednosci Bank Polski SA	220,087	2,607,810
Telekomunikacja Polska SA	1,112,400	6,528,358
TVN SA	35,681	176,819

TOTAL POLAND		30,821,592

RUSSIA — (0.6%)
*Gazprom OAO Sponsored ADR	176,802	4,240,075
*Gazpromneft JSC Sponsored ADR	3,783	98,021
*Lukoil OAO Sponsored ADR	66,901	3,881,038
*Magnitogorsk Iron & Steel Works Sponsored GDR	7,844	74,105
*MMC Norilsk Nickel JSC ADR	62,016	814,674
*Novolipetsk Steel OJSC GDR	8,565	223,086
*Novorossiysk Sea Trade Port GDR	137	1,562
*Polymetal GDR	3,453	30,451
*Rosneft Oil Co. GDR	214,884	1,633,941
*RusHydro Sponsored ADR	58,025	206,569
*Severstal GDR	40,100	289,256
*Surgutneftegaz Sponsored ADR	88,866	784,306
*Tatneft Sponsored ADR	18,577	481,087
*TMK OAO GDR	10,067	181,859
*Uralkali Sponsored GDR	14,556	327,635
*VTB Bank OJSC GDR	83,338	331,709

TOTAL RUSSIA		13,599,374

SINGAPORE — (0.0%)
*Genting Singapore P.L.C.	672,420	513,710

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (8.2%)
ABSA Group, Ltd.	362,514	$5,832,653
Adcock Ingram Holdings, Ltd.	5,100	34,703
African Bank Investments, Ltd.	318,206	1,228,688
African Rainbow Minerals, Ltd.	277,277	5,368,620
*Anglo American Platinum Corp., Ltd.	114,526	9,954,766
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	7,429,992
ArcelorMittal South Africa, Ltd.	330,893	4,452,959
*Aspen Pharmacare Holdings, Ltd.	37,154	313,129
Aveng, Ltd.	49,466	262,341
Barloworld, Ltd.	4,883	30,445
Bidvest Group, Ltd.	182,111	2,851,668
Data Tec, Ltd.	10,700	39,054
Discovery Holdings, Ltd.	391,199	1,531,869
Exxaro Resources, Ltd.	83,898	937,185
FirstRand, Ltd.	1,540,707	3,444,914
Freeworld Coatings, Ltd.	117,583	131,598
Gold Fields, Ltd. Sponsored ADR	425,086	5,419,846
Harmony Gold Mining Co., Ltd.	387,997	3,879,325
Harmony Gold Mining Co., Ltd. Sponsored ADR	389,769	3,882,099
Impala Platinum Holdings, Ltd.	478,692	10,402,919
Investec, Ltd.	118,615	877,719
Kumba Iron Ore, Ltd.	15,092	451,320
Liberty Holdings, Ltd.	209,134	1,808,161
Massmart Holdings, Ltd.	124,452	1,437,809
Mondi, Ltd.	11,693	65,843
MTN Group, Ltd.	1,659,950	24,715,390
Murray & Roberts Holdings, Ltd.	107,838	749,834
Naspers, Ltd. Series N	324,237	11,698,218
Nedbank Group, Ltd.	54,403	840,133
Network Healthcare Holdings, Ltd.	374,194	553,217
Pick’n Pay Stores, Ltd.	288,558	1,515,842
Pretoria Portland Cement Co., Ltd.	753,899	3,205,776
PSG Group, Ltd.	189,027	530,740
Sanlam, Ltd.	961,639	2,638,963
#Sasol, Ltd. Sponsored ADR	1,270,370	47,499,134
Shoprite Holdings, Ltd.	596,920	4,864,260
#Standard Bank Group, Ltd.	843,110	10,570,537
Steinhoff International Holdings, Ltd.	694,492	1,678,287
*Super Group, Ltd.	513,680	40,380
Telkom South Africa, Ltd.	521,362	2,921,082
Tiger Brands, Ltd.	76,245	1,511,714
Truworths International, Ltd.	138,004	790,579
*Vodacom Group Pty, Ltd.	521,362	3,615,051

TOTAL SOUTH AFRICA		192,008,762

SOUTH KOREA — (11.5%)
Amorepacific Corp.	3,527	2,434,041
Cheil Industrial, Inc.	20,690	771,898
#Daewoo Engineering & Construction Co., Ltd.	207,178	2,110,624
#Daewoo International Corp.	47,246	1,290,461
Daewoo Securities Co., Ltd.	103,195	1,567,960
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	1,871,598
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	802,291
#Doosan Infracore Co., Ltd.	82,000	1,166,820
#Glovis Co., Ltd.	6,360	554,620
*GS Engineering & Construction Corp.	27,320	2,395,751
GS Holdings Corp.	42,945	1,063,760
Hana Financial Group, Inc.	112,261	3,329,396
Hankook Tire Manufacturing Co., Ltd.	84,420	1,613,639
#Hite Brewery Co., Ltd.	6,098	829,741
#*Hynix Semiconductor, Inc.	163,310	2,424,588

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hyundai Department Store Co., Ltd.	3,893	$372,113
#Hyundai Development Co.	33,870	1,002,429
#Hyundai Heavy Industries Co., Ltd.	49,890	6,833,593
#Hyundai Merchant Marine Co., Ltd.	24,600	504,302
Hyundai Mobis	53,070	7,076,531
#Hyundai Motor Co., Ltd.	95,919	8,700,283
Hyundai Securities Co., Ltd.	18,410	209,021
Hyundai Steel Co.	58,560	3,720,090
*Industrial Bank of Korea, Ltd.	78,210	947,488
Kangwon Land, Inc.	150,410	2,009,728
*KB Financial Group, Inc.	139,085	6,689,974
#KCC Corp.	7,410	2,136,122
#*Kia Motors Corp.	225,130	3,343,977
*Korea Electric Power Corp.	295,290	8,367,346
Korea Exchange Bank	200,200	2,275,087
Korea Gas Corp.	35,793	1,510,254
Korea Investment Holdings Co., Ltd.	6,730	179,486
KT Corp.	195,930	6,386,780
KT&G Corp.	103,590	6,032,838
LG Chemical, Ltd.	32,392	5,582,128
#LG Corp.	129,413	7,331,661
*LG Display Co., Ltd. ADR	128,466	1,528,745
#LG Electronics, Inc.	88,910	8,265,115
#*LG Hausys, Ltd.	4,382	438,083
#LG Household & Healthcare Co., Ltd.	5,120	1,063,382
*LG Telecom, Ltd.	44,600	334,154
#Lotte Confectionary Co., Ltd.	315	316,777
*LS Industrial Systems Co., Ltd.	1,000	74,910
Macquarie Korea Infrastructure Fund	75,002	315,776
*Mirae Asset Securities Co., Ltd.	7,275	380,272
#*NCsoft Corp.	4,529	484,356
*OCI Co., Ltd.	780	137,033
POSCO	46,060	19,088,540
S1 Corp.	3,130	125,286
Samsung Card Co., Ltd.	23,720	939,781
Samsung Corp.	100,930	4,107,927
#Samsung Electro-Mechanics Co., Ltd.	37,767	3,140,135
#Samsung Electronics Co., Ltd.	97,139	58,451,752
*Samsung Electronics Co., Ltd. GDR	49,372	14,972,842
#*Samsung Engineering Co., Ltd.	6,628	586,001
Samsung Fire & Marine Insurance, Ltd.	35,022	6,376,598
#Samsung Heavy Industries Co., Ltd.	126,000	2,383,568
Samsung SDI Co., Ltd.	20,352	2,323,439
Samsung Securities Co., Ltd.	33,780	1,655,772
*Samsung Techwin Co., Ltd.	7,702	589,756
*Shinhan Financial Group Co., Ltd.	218,686	8,297,155
Shinhan Financial Group Co., Ltd. ADR	16,770	1,268,650
Shinsegae Co., Ltd.	12,596	5,438,180
#SK Co., Ltd.	21,194	1,681,277
SK Energy Co., Ltd.	51,889	4,765,922
SK Telecom Co., Ltd.	56,085	8,541,662
S-Oil Corp.	47,310	2,288,654
*STX Pan Ocean Co., Ltd.	30,480	277,740
Woongjin Coway Co., Ltd.	13,260	443,263
Woori Investment & Securities Co., Ltd.	67,386	847,114
Yuhan Corp.	776	124,983

TOTAL SOUTH KOREA		267,493,019

TAIWAN — (9.6%)
Acer, Inc.	2,802,239	6,605,262
Advanced Semiconductor Engineering, Inc.	2,990,899	2,357,252

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Advantech Co., Ltd.	73,609	$131,013
Asia Cement Corp.	2,452,114	2,574,670
Asustek Computer, Inc.	2,968,206	5,451,570
AU Optronics Corp.	1,332,874	1,181,930
#AU Optronics Corp. Sponsored ADR	348,006	3,072,894
Catcher Co., Ltd.	191,430	463,409
*Cathay Financial Holdings Co., Ltd.	2,746,761	4,710,330
Chang Hwa Commercial Bank	1,962,000	853,660
Cheng Shin Rubber Industry Co., Ltd.	1,078,790	2,216,776
Cheng Uei Precision Industry Co., Ltd.	233,232	443,098
*Chi Mei Optoelectronic Corp.	1,814,000	904,977
Chicony Electronics Co., Ltd.	199,368	435,993
*China Development Financial Holding Corp.	3,970,000	1,034,191
China Steel Corp.	8,747,669	7,766,540
Chinatrust Financial Holdings Co., Ltd.	2,380,770	1,430,065
*Chungwa Picture Tubes Co., Ltd.	2,846,000	291,962
*Clevo Co.	471,643	588,614
Compal Electronics, Inc.	3,708,375	4,636,228
Delta Electronics Industrial Co., Ltd.	1,812,367	5,032,454
*E.Sun Financial Holding Co., Ltd.	1,125,790	438,224
Epistar Corp.	224,000	652,289
Eternal Chemical Co., Ltd.	254,520	235,853
*Evergreen International Storage & Transport Corp.	357,000	288,928
*Evergreen Marine Corp., Ltd.	481,869	243,377
Everlight Electronics Co., Ltd.	146,000	399,114
Far East Textile, Ltd.	4,292,007	5,061,208
*Far EasTone Telecommunications Co., Ltd.	446,000	501,795
Feng Hsin Iron & Steel Co., Ltd.	170,000	257,027
First Financial Holding Co., Ltd.	5,210,574	3,010,102
Formosa Chemicals & Fiber Co., Ltd.	4,748,445	8,848,806
Formosa International Hotels Corp.	35,200	439,195
Formosa Plastics Corp.	5,051,649	9,689,505
Formosa Taffeta Co., Ltd.	605,000	410,142
Foxconn Technology Co., Ltd.	684,791	2,281,263
*Fubon Financial Holding Co., Ltd.	5,940,052	6,591,267
Giant Manufacture Co., Ltd.	201,600	522,777
*HannStar Display Corp.	1,337,000	252,089
Hon Hai Precision Industry Co., Ltd.	4,590,177	17,978,933
Hotai Motor Co., Ltd.	387,000	899,036
HTC Corp.	527,200	5,235,375
Hua Nan Financial Holding Co., Ltd.	5,725,898	3,326,863
Innolux Display Corp.	1,748,940	2,303,546
Inventec Corp.	1,732,722	958,531
Kinsus Interconnect Technology Corp.	78,000	195,531
Largan Precision Co., Ltd.	43,860	502,322
Lee Chang Yung Chemical Industry Corp.	312,825	346,941
Lite-On Technology Corp.	506,520	667,118
Macronix International Co., Ltd.	1,794,825	909,789
Media Tek, Inc.	735,527	10,294,431
Mega Financial Holding Co., Ltd.	4,537,000	2,526,558
Mitac International Corp.	209,288	97,884
Nan Ya Plastic Corp.	7,084,565	11,269,977
Nan Ya Printed Circuit Board Corp.	200,940	625,293
*Polaris Securities Co., Ltd.	673,000	345,336
Pou Chen Corp.	2,007,342	1,376,278
President Chain Store Corp.	881,831	1,995,217
Shihlin Electric & Engineering Corp.	235,000	282,551
*Shin Kong Financial Holding Co., Ltd.	1,800,619	732,597
Siliconware Precision Industries Co., Ltd.	2,347,324	3,086,123
*SinoPac Holdings Co., Ltd.	2,807,000	1,036,665
Synnex Technology International Corp.	927,700	1,755,182

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taishin Financial Holdings Co., Ltd.	1,609,000	$629,681
*Taiwan Business Bank	921,000	224,884
Taiwan Cement Corp.	2,415,895	2,478,577
Taiwan Cooperative Bank	2,997,634	1,768,718
Taiwan Fertilizer Co., Ltd.	133,000	412,896
Taiwan Glass Industrial Corp.	1,309,200	1,006,462
Taiwan Secom Co., Ltd.	150,000	229,289
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	40,609,637
*Tatung Co., Ltd.	1,058,000	233,017
Ton Yi Industrial Corp.	220,000	76,652
Transcend Information, Inc.	131,181	410,279
TSRC Corp.	368,000	428,664
Tung Ho Steel Enterprise Corp.	216,000	205,317
U-Ming Marine Transport Corp.	648,860	1,176,881
*Unimicron Technology Corp.	200,000	228,196
Uni-President Enterprises Corp.	3,496,347	3,901,188
*United Microelectronics Corp.	5,956,000	2,863,129
*Walsin Lihwa Corp.	2,278,539	738,384
*Wan Hai Lines Co., Ltd.	543,209	249,909
Wistron Corp.	1,251,699	2,095,430
WPG Holdings Co., Ltd.	201,000	274,992
Yang Ming Marine Transport Corp.	341,131	120,503
*Young Fast Optoelectronics Co., Ltd.	4,000	45,768
Yuanta Financial Holding Co., Ltd.	1,945,885	1,284,145
Yulon Motor Co., Ltd.	145,000	162,185

TOTAL TAIWAN		222,908,709

THAILAND — (1.4%)
Advance Info Service PCL (Foreign)	1,541,800	3,978,467
Bangkok Bank PCL (Foreign) NVDR	286,400	959,665
Bangkok Dusit Medical Services PCL (Foreign)	586,600	424,704
Bank of Ayudhya PCL (Foreign)	2,590,200	1,394,872
Banpu PCL (Foreign)	115,100	1,508,266
BEC World PCL (Foreign)	1,097,600	735,564
Bumrungrad Hospital PCL (Foreign)	297,000	248,796
C.P. ALL PCL (Foreign)	2,436,200	1,384,826
Charoen Pokphand Foods PCL (Foreign)	4,181,300	1,207,167
Delta Electronics (Thailand) PCL (Foreign)	622,510	322,197
Electricity Generating PCL (Foreign) NVDR	60,000	134,630
Glow Energy PCL (Foreign)	119,000	113,927
IRPC PCL (Foreign)	4,240,300	487,143
Kasikornbank PCL (Foreign)	1,612,200	3,955,135
Krung Thai Bank PCL (Foreign)	7,726,870	2,034,299
Land & Houses PCL (Foreign) NVDR	790,000	133,538
PTT Aromatics & Refining PCL (Foreign)	1,287,137	820,225
PTT Chemical PCL (Foreign)	1,037,460	1,939,903
PTT Exploration & Production PCL (Foreign)	592,000	2,568,138
PTT PCL (Foreign)	218,400	1,568,168
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	956,742
Siam Cement PCL (Foreign) (The)	117,100	732,203
Siam Cement PCL (Foreign) NVDR (The)	41,600	253,894
Siam City Bank PCL (Foreign)	833,100	590,710
Siam City Cement PCL (Foreign)	156,413	1,034,174
Siam Commercial Bank PCL (Foreign)	1,001,366	2,314,301
Siam Makro PCL (Foreign)	112,500	268,418
Thai Oil PCL (Foreign)	196,000	241,885
*TMB Bank PCL (Foreign)	3,780,000	124,398

TOTAL THAILAND		32,436,355

TURKEY — (2.0%)
Akbank T.A.S.	1,190,899	6,432,963

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Aksigorta A.S.	97,752	$295,221
Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	4,408,477
*Asya Katilim Bankasi A.S.	151,578	313,514
Aygaz A.S.	—	1
BIM BirlesikMagazalar A.S.	17,544	636,076
*Dogan Sirketler Grubu Holding A.S.	1,908,886	1,255,854
*Dogan Yayin Holding A.S.	3	2
Enka Insaat ve Sanayi A.S.	385,612	1,556,083
*Eregli Demir ve Celik Fabrikalari Turk A.S.	874,563	2,374,127
Ford Otomotiv Sanayi A.S.	114,792	721,907
*Koc Holding A.S. Series B	1,063,963	2,710,397
*TAV Havalimanlari Holding A.S.	48,000	131,261
Tofas Turk Otomobil Fabrikasi A.S.	1	2
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	3,711,354
*Turk Ekonomi Bankasi A.S.	—	—
*Turk Hava Yollari A.S.	131,400	366,838
*Turk Sise ve Cam Fabrikalari A.S.	531,423	557,699
Turkcell Iletisim Hizmetleri A.S.	240,093	1,588,542
Turkiye Garanti Bankasi A.S.	2,842,585	10,322,968
Turkiye Halk Bankasi A.S.	139,950	837,551
Turkiye Is Bankasi A.S.	1,429,127	5,412,568
*Turkiye Vakiflar Bankasi T.A.O.	385,861	935,743
*Yapi ve Kredi Bankasi A.S.	1,249,137	2,568,272

TOTAL TURKEY		47,137,420

TOTAL COMMON STOCKS		1,933,558,736

PREFERRED STOCKS — (7.1%)
BRAZIL — (7.1%)
*Aracruz Celulose SA Series B	102,635	191,683
Banco Bradesco SA	1,309,200	25,610,259
Brasil Telecom Participacoes SA	222,326	2,246,482
Brasil Telecom Participacoes SA ADR	9,465	476,373
Brasil Telecom SA	234,762	2,000,328
*Braskem SA Preferred A Sponsored ADR	39,323	515,918
#Cia Vale do Rio Doce	302,400	6,985,440
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	81,000	4,899,690
Companhia de Bebidas das Americas	83	7,536
#Companhia de Bebidas das Americas Preferred ADR	151,600	13,656,128
Companhia Energetica de Minas Gerais SA	409,748	6,431,380
#Companhia Energetica de Minas Gerais SA Sponsored ADR	25,925	409,356
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,223
Gerdau SA	756,268	11,398,113
Itau Unibanco Holding SA	1,765,755	33,589,042
Net Servicos de Comunicacao SA Preferred ADR	197,391	2,425,935
Tele Norte Leste Participacoes SA	180,034	3,423,671
#Tele Norte Leste Participacoes SA ADR	127,600	2,432,056
Telecomunicacoes de Sao Paulo SA	96,700	2,397,189
Telemar Norte Leste SA	37,912	1,193,143
Ultrapar Participacoes SA Sponsored ADR	113,254	4,992,236
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	5,064,857
Vale SA Series A	1,412,691	31,796,775
Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,285,081
*Votorantim Celulose e Papel SA Sponsored ADR	18,181	249,805

TOTAL BRAZIL		165,682,699

TOTAL PREFERRED STOCKS		165,682,699

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
SOUTH AFRICA — (0.0%)
*Super Group, Ltd. Rights 11/20/09	2,106,088	40,450

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 12/07/09	92,039	8,490

TOTAL RIGHTS/WARRANTS		48,940

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $310,000 FNMA 6.50%, 06/25/39, valued at $326,275) to be repurchased at $317,005	$317	317,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
§@DFA Short Term Investment Fund LP	226,669,881	226,669,881
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $6,420,547) to be repurchased at $6,294,691	$6,295	6,294,654

TOTAL SECURITIES LENDING COLLATERAL		232,964,535

TOTAL INVESTMENTS — (100.0%) (Cost $1,297,590,646)		$2,332,571,910

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (87.8%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgica Series B	1	$—

BRAZIL — (7.3%)
Acos Villares SA	719,000	355,092
*Acucar Guarani SA	18,000	46,901
AES Tiete SA (2440693)	53,900	574,921
AES Tiete SA (2441038)	97,828	1,102,342
All America Latina Logistica SA	253,700	1,862,137
American Banknote SA	66,200	660,271
*Anhanguera Educacional Participacoes SA	126,200	1,744,420
B2W Cia Global Do Varejo	123,200	3,570,954
Banco ABC Brasil SA	23,000	129,780
Banco Alfa de Investimento SA	700	3,250
*Banco Cruzeiro do Sul SA	19,400	112,550
Banco Daycoval SA	10,300	53,500
Banco Industrial e Comercial SA	60,300	378,929
Banco Panamericano SA	63,700	238,658
Banco Pine SA	62,500	366,499
Banco Sofisa SA	92,600	291,215
Bematech SA	68,200	321,333
*Bombril SA	17,600	67,439
*BR Malls Participacoes SA	120,800	1,295,363
*BRF - Brasil Foods SA	20,654	497,931
*BRF - Brasil Foods SA ADR	112,544	5,443,753
Brookfield Incorporacoes SA	98,100	371,996
Camargo Correa Desenvolvimento Imobiliario SA	13,100	41,272
Cia de Gas de Sao Paulo	24,800	464,578
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,325,102
Cia de Saneamento do Parana	176,900	231,970
Cia Energetica de Sao Paulo	156,900	1,825,869
Cia Hering SA	27,900	327,844
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,275,012
*Cosan SA Industria e Comercio	169,700	1,796,608
Cremer SA	12,000	95,368
Cyrela Brazil Realty SA	326,200	4,138,607
*Diagnosticos Da America SA	126,800	3,127,532
*Duratex SA	624,462	4,324,725
*Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,356,055
*Energias do Brazil SA	52,102	835,832
*Equatorial Energia SA	19,300	183,074
Eternit SA	148,770	650,278
Even Construtora e Incorporadora SA	12,500	43,852
*Ferbasa-Ferro Ligas da Bahia SA	92,500	612,781
*Fertilizantes Fosfatados SA	123,100	1,187,954
Gafisa SA	150,800	2,234,264
*Global Village Telecom Holding SA	178,300	5,116,408
Globex Utilidades SA	58,737	268,411
Grendene SA	164,100	734,985
Guararapes Confeccoes SA	3,800	91,031
*IdeiasNet SA	234,800	699,762
Iguatemi Empresa de Shopping Centers SA	44,200	653,616
Industrias Romi SA	77,500	547,726
JBS SA	96,900	534,666
JHSF Participacoes SA	39,700	79,779
*Klabin Segall SA	38,000	102,464
Light SA	199,200	2,744,428
Localiza Rent a Car SA	219,700	2,301,013
Lojas Americanas SA	8,000	42,461
Lojas Renner SA	273,700	4,847,548

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*LPS Brasila Consultoria de Imoveis SA	15,200	$159,282
*Lupatech SA	34,700	526,725
M Dias Branco SA	44,100	950,794
*M&G Poliester SA	640,780	50,925
*Magnesita Refratarios SA (B23VRX5)	441,455	3,232,726
*Magnesita Refratarios SA (B46JS37)	97,149	722,441
Mangels Industrial SA	14,600	92,825
*Marisa SA	11,600	57,223
*Medial Saude SA	48,250	394,414
*Mmx Mineracao e Metalicos SA	120,800	790,658
MPX Energia SA	46,000	621,219
Multiplan Empreendimentos Imobiliarios SA	2,500	37,849
Natura Cosmeticos SA	120,300	2,162,067
Obrascon Huarte Lain Brasil SA	6,200	98,547
OdontoPrev SA	47,400	1,349,404
Parana Banco SA	24,700	131,801
*Paranapanema SA	85,998	329,034
PDG Realty SA Empreendimentos e Participacoes	353,800	2,952,350
*Plascar Participacoes Industriais SA	99,700	118,286
Porto Seguro SA	261,800	2,762,751
*Positivo Informatica SA	33,300	379,011
Rodobens Negocios Imobiliarios SA	2,500	26,098
Rossi Residencial SA	148,600	981,050
Sao Carlos Empreendimentos e Participacoes SA	51,500	482,374
*Sao Martinho SA	64,100	629,502
Sao Paulo Alpargatas SA	5,100	221,185
*SLC Agricola SA	12,100	87,920
Sul America SA	29,700	697,990
*Tam SA	135,800	1,918,745
*Terna Participacoes SA	3,800	79,167
Totvs SA	49,764	2,711,652
Universo Online SA	72,700	427,137
*Votorantim Celulose e Papel SA	8,487	116,252

TOTAL BRAZIL		91,631,513

CHILE — (2.1%)
*AFP Cuprum SA	1,398	49,764
Aguas Andinas SA Series A	703,732	291,592
*Almendral SA	1,445,104	139,489
Banmedica SA	1,312,094	1,386,354
Cementos Bio-Bio SA	452,622	954,773
Cintac SA	324,650	141,245
Compania de Consumidores de Gas Santiago SA	76,171	341,439
Compania General de Electricidad SA	45,665	287,691
*Compania SudAmericana de Vapores SA	1,981,730	1,626,777
CorpBanca SA	327,140,907	2,218,113
#CorpBanca SA ADR	31,658	1,051,046
Cristalerias de Chile SA	159,630	1,809,912
Embotelladora Andina SA Series B	404,281	1,240,369
Embotelladora Andina SA Series B ADR	900	16,425
*Empresa Electrica del Norte Grande SA	293,151	475,314
*Empresa Electrica Pilmaiquen SA	10,752	47,184
*Empresas Iansa SA	4,176,187	302,822
*Empresas La Polar SA	467,179	2,373,686
Farmacias Ahumada SA	242,158	519,936
*Forus SA	24,439	28,538
*Grupo Security SA	92,721	25,566
Industrias Forestales SA	20,000	4,709
*Inversiones Aguas Metropolitanas SA	1,490,266	1,760,981
Madeco SA	31,606,701	2,053,736
Masisa SA	8,936,076	1,325,559

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Multiexport Foods SA	1,414,508	$266,411
Parque Arauco SA	1,055,338	1,093,401
*Ripley Corp. SA	1,192,149	904,210
*Socovesa SA	806,419	296,049
Soquimic Comercial SA	562,478	238,361
Vina Concha Y Toro SA	1,152,066	2,471,208
Vina Concha Y Toro SA Sponsored ADR	200	8,520
Vina San Pedro Tarapaca SA	40,113,498	298,424

TOTAL CHILE		26,049,604

CHINA — (11.8%)
Agile Property Holdings, Ltd.	1,094,000	1,397,482
Ajisen China Holdings, Ltd.	480,000	404,519
Anhui Expressway Co., Ltd.	834,000	521,701
Anta Sports Products, Ltd.	174,000	209,142
*AviChina Industry and Technology Co., Ltd.	104,000	33,532
Baoye Group Co., Ltd.	2,298,000	1,768,251
*Beijing Capital International Airport Co., Ltd.	200,000	134,498
#Beijing Capital Land, Ltd.	5,436,000	2,279,486
#Beijing North Star Co., Ltd.	536,000	197,890
Bosideng International Holdings, Ltd.	814,000	144,348
#*Brilliance China Automotive Holdings, Ltd.	18,522,000	3,404,681
#*Byd Co., Ltd.	482,000	4,418,950
*Central China Real Estate, Ltd.	32,000	8,686
Chaoda Modern Agriculture (Holdings), Ltd.	184,000	142,167
*China Aerospace International Holdings, Ltd.	13,201,500	2,343,310
China Agri-Industries Holdings, Ltd.	712,000	682,025
China BlueChemical, Ltd.	432,000	229,295
*China Chengtong Development Group, Ltd.	74,000	5,874
*China Communications Services Corp., Ltd.	608,000	316,060
#*China Eastern Airlines Corp., Ltd.	1,222,000	338,440
#China Everbright International, Ltd.	5,281,800	2,411,605
China Everbright, Ltd.	166,000	392,165
#China Gas Holdings, Ltd.	5,115,500	2,043,620
China Green (Holdings), Ltd.	129,000	113,168
China High Speed Transmission Equipment Group Co., Ltd.	347,000	695,905
China Huiyuan Juice Group, Ltd.	34,000	22,030
*China Mengniu Dairy Co., Ltd.	77,000	215,255
#*China Mining Resources Group, Ltd.	28,069,900	1,020,366
#*China National Materials Co., Ltd.	320,000	253,591
*China Oil & Gas Group, Ltd.	40,000	4,057
China Pharmaceutical Group, Ltd.	182,000	102,171
*China Power International Development, Ltd.	5,805,200	1,606,020
*China Power New Energy Development Co., Ltd.	1,080,000	69,663
China Resources Gas Group, Ltd.	22,000	21,290
#China Shineway Pharmaceutical Group, Ltd.	460,200	647,581
China Starch Holdings, Ltd.	75,000	7,267
#China State Construction International Holdings, Ltd.	3,580,800	1,438,995
China Travel International Investment Hong Kong, Ltd.	21,347,000	4,357,667
China Yurun Food Group, Ltd.	2,622,000	5,375,559
Chongqing Iron and Steel Co., Ltd.	3,824,000	1,402,536
*CITIC 21CN Co., Ltd.	4,363,200	131,428
*CITIC Resources Holdings, Ltd.	8,560,600	2,395,140
CNPC Hong Kong, Ltd.	120,000	125,463
#COSCO International Holdings, Ltd.	5,483,000	2,312,644
COSCO Pacific, Ltd.	566,000	783,284
Coslight Technology International Group, Ltd.	6,000	11,968
Dachan Food Asia, Ltd.	101,000	18,222
Denway Motors, Ltd.	2,024,000	968,826
Digital China Holdings, Ltd.	443,800	454,589
#Dongfang Electric Co., Ltd.	63,000	312,960

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Dynasty Fine Wines Group, Ltd.	38,000	$9,835
*Enerchina Holdings, Ltd.	10,646,167	164,946
First Tractor Co., Ltd.	303,176	123,971
Fosun International, Ltd.	359,500	243,958
*Founder Holdings, Ltd.	3,356,900	159,191
Franshion Properties China, Ltd.	378,000	105,215
#*FU JI Food & Catering Services	1,857,800	1,821,796
*Fushan International Energy Group, Ltd.	802,000	615,634
*GCL Poly Energy Holdings, Ltd.	455,000	114,239
*Genesis Energy Holdings, Ltd.	80,000	2,279
Global Bio-Chem Technology Group Co., Ltd.	308,000	75,360
Golden Eagle Retail Group, Ltd.	236,000	405,901
Great Wall Motor Co., Ltd.	698,500	784,522
Great Wall Technology Co., Ltd.	1,708,000	537,054
Greentown China Holdings, Ltd.	12,000	17,351
Guangdong Investment, Ltd.	5,402,000	2,850,611
Guangzhou Investment Co., Ltd.	92,000	24,538
Guangzhou Pharmaceutical Co., Ltd.	46,000	22,075
#Guangzhou Shipyard International Co., Ltd.	280,000	516,192
#GZI Transport, Ltd.	2,027,300	861,734
*Haier Electronics Group Co., Ltd.	2,000	735
Hengdeli Holdings, Ltd.	1,422,000	463,013
*Hidili Industry International Development, Ltd.	309,000	316,988
#HKC (Holdings), Ltd.	19,536,227	1,532,792
*Honghua Group, Ltd.	163,000	33,730
Hopson Development Holdings, Ltd.	3,914,000	6,810,095
*Hua Han Bio-Pharmaceutical Holdings, Ltd.	148,000	26,255
Huabao International Holdings, Ltd.	468,000	444,599
#*Hunan Non-Ferrous Metal Corp., Ltd.	14,290,000	4,362,982
*Inspur International, Ltd.	30,000	4,255
Ju Teng International Holdings, Ltd.	92,000	72,851
*Kai Yuan Holdings, Ltd.	900,000	36,768
Kingboard Chemical Holdings, Ltd.	58,500	235,457
Kingboard Laminates Holdings, Ltd.	55,500	38,603
Kingdee International Software Group Co., Ltd.	1,620,000	349,718
#Kingsoft Corp., Ltd.	179,000	166,595
#*Kingway Brewery Holdings, Ltd.	7,535,800	1,255,505
KWG Property Holding, Ltd.	969,500	694,250
*Lai Fung Holdings, Ltd.	67,000	2,227
#Li Ning Co., Ltd.	279,000	758,720
Lianhua Supermarket Holdings Co., Ltd.	326,000	699,973
#*Lingbao Gold Co., Ltd.	2,356,000	859,648
*Little Sheep Group, Ltd.	6,000	3,438
#Lonking Holdings, Ltd.	3,324,000	1,914,606
*Mingyuan Medicare Development Co., Ltd.	30,000	3,741
*Minmetals Resources, Ltd.	7,190,000	1,904,033
*Nanjing Panda Electronics Co., Ltd.	284,000	75,009
*Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,887
#*New World China Land, Ltd.	122,000	48,627
New World Department Store China, Ltd.	170,000	151,282
*Oriental Ginza Holdings, Ltd.	94,000	34,112
Poly Hong Kong Investment, Ltd.	394,000	450,823
Qunxing Paper Holdings Co., Ltd.	158,000	63,564
#*Semiconductor Manufacturing International Corp.	167,851,000	8,306,535
Shandong Molong Petroleum Machinery Co., Ltd.	164,000	22,837
Shanghai Industrial Holdings, Ltd.	114,000	535,543
Shanghai Prime Machinery Co., Ltd.	6,050,000	1,084,359
Shenji Kunming Machine Tool Co., Ltd.	95,000	80,380
Shenzhen Expressway Co., Ltd.	2,290,000	1,093,321
Shenzhen International Holdings, Ltd.	71,794,300	5,020,114
Shenzhen Investment, Ltd.	14,500,000	5,729,496

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shimao Property Holdings, Ltd.	508,500	$945,862
Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,948,111
Shui On Land, Ltd.	406,000	246,092
Sichuan Expressway Co., Ltd.	1,552,000	670,715
SinoCom Software Group, Ltd.	2,024,200	225,220
Sinofert Holdings, Ltd.	10,000	4,936
#Sinolink Worldwide Holdings, Ltd.	16,073,300	3,083,348
Sino-Ocean Land Holdings, Ltd.	110,794	107,607
Sinopec Kantons Holdings, Ltd.	8,000	2,858
*Sinopec Yizheng Chemical Fibre Co., Ltd.	418,000	103,948
*Sinotruk Hong Kong, Ltd.	227,000	269,915
#Skyworth Digital Holdings, Ltd.	14,661,400	8,252,870
*Soho China, Ltd.	292,500	157,180
*Solargiga Energy Holdings, Ltd.	9,000	2,083
#*SRE Group, Ltd.	13,466,053	1,534,204
*Stone Group Holdings, Ltd.	13,122,000	804,231
*TCL Communication Technology Holdings, Ltd.	2,698,799	425,206
*TCL Multimedia Technology Holdings, Ltd.	3,583,510	2,806,647
Tian An China Investments Co., Ltd.	17,000	10,394
*Tiangong International Co., Ltd.	42,000	14,692
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	433,141
#Tianjin Development Holdings, Ltd.	1,515,800	936,080
#Towngas China Co., Ltd.	2,893,000	1,156,339
TPV Technology, Ltd.	14,518,000	9,396,713
Travelsky Technology, Ltd.	17,000	14,508
*Uni-President China Holdings, Ltd.	214,000	131,753
Vinda International Holdings, Ltd.	140,000	89,920
*Wasion Group Holdings, Ltd.	114,000	94,802
Weichai Power Co., Ltd.	51,600	333,894
Weiqiao Textile Co., Ltd.	3,389,000	2,364,590
*Welling Holdings, Ltd.	540,000	24,805
Wuyi International Pharmaceutical Co., Ltd.	22,500	2,188
#Xiamen International Port Co., Ltd.	7,668,000	1,424,220
Xinao Gas Holdings, Ltd.	2,178,000	4,667,339
#Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	127,964
#*Xiwang Sugar Holdings Co., Ltd.	2,898,178	678,023
*Zhaojin Mining Industry Co., Ltd.	185,000	323,893
*Zhejiang Glass Co., Ltd.	445,000	117,036
Zhong An Real Estate, Ltd.	69,000	26,175
*Zhuzhou CSR Times Electric Co., Ltd.	71,000	128,671

TOTAL CHINA		148,974,413

HUNGARY — (0.3%)
*Danubius Hotel & Spa NYRT	47,091	867,781
Egis Gyogyszergyar NYRT	2,076	218,854
*FHB Mortgage Bank NYRT	59,489	390,648
*Fotex Holding SE Co., Ltd.	119,895	266,859
*Pannonplast NYRT	194,795	804,111
*RABA Automotive Holding NYRT	300,981	1,111,474
Zwack Unicum NYRT	1,100	87,543

TOTAL HUNGARY		3,747,270

INDIA — (11.2%)
*3M India, Ltd.	4,899	173,325
Aban Offshore, Ltd.	7,350	196,609
*Abhishek Industries, Ltd.	172,482	52,798
Aditya Birla Nuvo, Ltd.	25,024	415,758
Ador Welding, Ltd.	8,088	23,712
Agro Tech Foods, Ltd.	39,674	204,858
*AIA Engineering, Ltd.	17,307	114,545
Ajmera Realty & Infra India, Ltd.	33,510	162,500

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Alembic, Ltd.	329,290	$311,291
Allahabad Bank, Ltd.	59,190	148,791
Alok Industries, Ltd.	969,073	391,928
Alstom Projects India, Ltd.	14,515	161,091
Andhra Bank	81,607	193,067
Ansal Properties & Infrastructure, Ltd.	196,315	265,833
Apollo Hospitals Enterprise, Ltd.	124,821	1,404,957
Apollo Tyres, Ltd.	880,050	886,792
*Aptech, Ltd.	69,254	263,949
*Arvind Mills, Ltd.	279,573	199,981
*Asahi India Glass, Ltd.	307,030	431,114
*Ashapura Minechem, Ltd.	62,965	48,582
Ashok Leyland, Ltd.	473,432	450,606
*Asian Hotels, Ltd.	26,208	233,630
Aurobindo Pharma, Ltd.	108,294	1,708,848
Automotive Axles, Ltd.	19,185	113,192
Avaya GlobalConnect, Ltd.	5,050	16,826
Aventis Pharma, Ltd.	23,466	781,584
Bajaj Auto Finance, Ltd.	54,772	293,342
Bajaj Hindusthan, Ltd.	81,444	336,078
Bajaj Holdings & Investment, Ltd.	22,180	227,740
Balaji Telefilms, Ltd.	131,073	159,183
Ballarpur Industries, Ltd.	1,021,629	475,813
Balmer Lawrie & Co., Ltd.	23,290	234,403
Balrampur Chini Mills, Ltd.	876,659	2,745,971
Bank of Maharashtra, Ltd.	660,031	599,420
Bank of Rajasthan, Ltd.	258,218	428,381
Bannari Amman Sugars, Ltd.	15,919	401,471
Bata India, Ltd.	86,199	307,161
BEML, Ltd.	8,967	175,762
Bengal & Assam Co., Ltd.	3,943	11,754
Berger Paints India, Ltd.	577,884	683,822
Bharat Electronics, Ltd.	11,630	352,813
Bharat Forge, Ltd.	110,747	579,679
Bharati Shipyard, Ltd.	44,652	147,756
Bhushan Steel & Strips, Ltd.	82,431	2,003,326
Biocon, Ltd.	56,399	293,136
Birla Corp., Ltd.	124,628	784,902
Blue Dart Express, Ltd.	16,011	181,441
Blue Star, Ltd.	130,203	906,569
Bombay Burmah Trading Co.	10,000	61,979
Bombay Dyeing & Manufacturing Co., Ltd.	56,142	452,460
Bombay Rayon Fashions, Ltd.	37,443	147,403
Britannia Industries, Ltd.	30,375	1,058,672
Cadila Healthcare, Ltd.	72,934	868,388
Carborundum Universal, Ltd.	152,175	443,524
Century Enka, Ltd.	7,619	29,932
CESC, Ltd.	164,998	1,290,596
Chambal Fertilizers & Chemicals, Ltd.	637,986	634,641
*Chemplast Sanmar, Ltd.	79,745	15,053
*Chennai Petroleum Corp., Ltd.	231,113	1,032,096
*Cholamandalam DBS Finance, Ltd.	38,368	44,156
City Union Bank, Ltd.	504,250	286,310
Clariant Chemicals (India), Ltd.	25,417	199,807
CMC, Ltd.	29,521	773,030
Coromandel International, Ltd.	236,478	1,061,324
Corporation Bank	47,850	428,867
Cranes Software International, Ltd.	182,944	148,767
Crisil, Ltd.	10,145	896,363
Crompton Greaves, Ltd.	51,564	414,070
Cummins India, Ltd.	53,126	419,854

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Dalmia Cement (Bharat), Ltd.	60,289	$182,924
DCM Shriram Consolidated, Ltd.	258,455	278,190
Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	317,943
*Dishman Pharmaceuticals & Chemicals, Ltd.	160,467	791,558
Divi’s Laboratories, Ltd.	23,752	266,193
E.I.D. - Parry (India), Ltd.	178,726	1,158,832
Edelweiss Capital, Ltd.	10,155	99,530
Eicher Motors, Ltd.	44,035	462,877
EIH, Ltd.	136,145	352,797
Elder Pharmaceuticals, Ltd.	45,749	258,117
Electrosteel Casings, Ltd.	384,060	328,965
Elgi Equipments, Ltd.	112,237	170,148
Esab India, Ltd.	31,753	306,216
*Escorts, Ltd.	105,268	233,906
Essel Propack, Ltd.	229,455	203,271
*Eveready Industries (India), Ltd.	149,446	183,016
Everest Kanto Cylinder, Ltd.	35,000	102,001
Exide Industries, Ltd.	1,026,382	2,124,544
FAG Bearings (India), Ltd.	26,817	273,228
FDC, Ltd.	423,054	508,498
Federal Bank, Ltd.	279,298	1,405,168
Financial Technologies (India), Ltd.	29,448	729,663
Finolex Cables, Ltd.	253,437	273,123
Finolex Industries, Ltd.	229,394	230,970
*Fortis Healthcare, Ltd.	42,000	89,934
*Gammon India, Ltd.	141,799	683,252
Geodesic, Ltd.	144,811	340,790
*GHCL, Ltd.	159,986	129,412
Gillette India, Ltd.	8,591	219,305
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	1,440,876
Glenmark Pharmaceuticals, Ltd.	89,614	423,043
Godfrey Phillips India, Ltd.	2,778	102,472
Godrej Consumer Products, Ltd.	295,660	1,692,906
Godrej Industries, Ltd.	146,574	549,436
*Goetze (India), Ltd.	60,504	149,307
Graphite India, Ltd.	221,802	293,908
Great Eastern Shipping Co., Ltd.	78,007	393,378
Great Offshore, Ltd.	42,090	457,400
Greaves Cotton, Ltd.	123,608	530,014
*GTL Infrastructure, Ltd.	516,486	328,671
GTL, Ltd.	172,195	1,214,466
Gujarat Alkalies & Chemicals, Ltd.	135,835	327,740
Gujarat Ambuja Exports, Ltd.	180,510	80,125
Gujarat Fluorochemicals, Ltd.	164,960	480,415
Gujarat Gas Co., Ltd.	171,320	739,096
Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	482,056
Gujarat State Fertilizers & Chemicals, Ltd.	129,079	483,983
*Gujarat State Petronet, Ltd.	118,083	201,358
*GVK Power & Infrastructure, Ltd.	738,454	687,072
H.E.G., Ltd.	76,619	414,116
HCL Infosystems, Ltd.	280,963	909,040
*HeidelbergCement India, Ltd.	274,729	207,095
Hexaware Technologies, Ltd.	166,745	268,979
*Hikal, Ltd.	17,498	126,222
*Himachal Futuristic Communications, Ltd.	705,174	153,670
Hinduja Global Solutions, Ltd.	36,075	396,829
Hinduja Ventures, Ltd.	36,075	230,180
Hindustan Construction Co., Ltd.	512,201	1,348,506
*Hindustan Oil Exploration Co., Ltd.	68,772	417,449
*Honeywell Automation India, Ltd.	6,781	274,286
Hotel Leelaventure, Ltd.	580,370	416,320

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Housing Development & Infrastructure, Ltd.	76,514	$507,037
HSIL, Ltd.	69,904	77,717
ICI India, Ltd.	50,985	620,805
ICSA (India), Ltd.	8,443	31,881
IDBI Bank, Ltd.	60,365	144,689
India Cements, Ltd.	148,839	345,518
India Infoline, Ltd.	94,224	254,038
Indiabulls Financial Services, Ltd.	226,804	795,059
*Indiabulls Real Estate, Ltd.	187,970	982,105
*Indian Bank	21,517	70,638
Indian Hotels Co., Ltd.	640,595	995,161
Indian Overseas Bank	196,756	419,088
*Indo Rama Synthetics (India), Ltd.	136,867	89,594
Indoco Remedies, Ltd.	12,300	65,156
IndusInd Bank, Ltd.	447,357	1,096,325
INEIS ABS India, Ltd.	23,441	81,052
*Infomedia 18, Ltd.	23,790	36,533
*Infotech Enterprises, Ltd.	87,418	439,089
ING Vysya Bank, Ltd.	19,494	116,454
Ipca Laboratories, Ltd.	50,588	969,126
IRB Infrastructure Developers, Ltd.	215,222	1,048,232
IVRCL Infrastructures & Projects, Ltd.	246,781	1,797,386
J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	136,812
Jain Irrigation Systems, Ltd.	111,368	1,804,171
Jaiprakash Hydro Power, Ltd.	236,636	313,466
Jammu & Kashmir Bank, Ltd.	74,481	884,887
JBF Industries, Ltd.	99,101	181,756
*Jet Airways (India), Ltd.	15,491	123,051
*Jindal Drilling & Industries, Ltd.	6,563	72,937
Jindal Poly Films, Ltd.	29,404	182,437
Jindal Saw, Ltd.	73,518	1,073,856
*JSL, Ltd.	232,194	483,601
Jubilant Organosys, Ltd.	91,504	451,806
Jyoti Structures, Ltd.	116,466	326,367
K.S.B. Pumps, Ltd.	15,895	125,805
Karnataka Bank, Ltd.	198,190	544,130
Karur Vysya Bank, Ltd.	103,349	851,220
KEC International, Ltd.	50,258	580,272
Kesoram Industries, Ltd.	83,108	593,456
Kirloskar Oil Engines, Ltd.	374,592	995,611
Koutons Retail India, Ltd.	6,600	48,118
KPIT Cummins Infosystems, Ltd.	107,009	178,610
KS Oils, Ltd.	254,017	341,503
Lakshmi Machine Works, Ltd.	5,560	158,196
*Lanco Infratech, Ltd.	14,251	146,009
LIC Housing Finance, Ltd.	148,431	2,320,561
Lupin, Ltd.	40,135	1,039,997
*Madras Cements, Ltd.	51,240	115,947
Mahanagar Telephone Nigam, Ltd.	290,051	421,081
Maharashtra Scooters, Ltd.	4,550	17,008
Maharashtra Seamless, Ltd.	99,628	688,268
Mahindra Lifespace Developers, Ltd.	56,900	385,037
Mangalam Cement, Ltd.	18,450	46,859
Marico, Ltd.	901,020	1,854,571
Mastek, Ltd.	59,764	369,646
*MAX India, Ltd.	261,485	978,792
McLeod Russel India, Ltd.	4,391	18,973
*Megasoft, Ltd.	21,301	9,993
Mercator Lines, Ltd.	350,017	352,992
Merck, Ltd.	20,256	223,546
Micro Inks, Ltd.	11,233	94,140

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Monnet Ispat, Ltd.	67,091	$526,763
Monsanto India, Ltd.	11,378	363,094
Moser Baer (India), Ltd.	372,370	590,702
Motherson Sumi Systems, Ltd.	666,405	1,573,234
MphasiS, Ltd.	214,746	3,056,632
MPS, Ltd.	479	579
MRF, Ltd.	7,798	869,325
Mukta Arts, Ltd.	672	669
Nagarjuna Construction Co., Ltd.	309,858	957,991
*Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	480,177
Nahar Capital & Financial Services, Ltd.	31,896	32,759
Nahar Poly Films, Ltd.	45,938	20,826
Nahar Spinning Mills, Ltd.	67,990	82,026
Navneet Publications (India), Ltd.	169,970	138,775
NIIT Technologies, Ltd.	114,330	326,799
NIIT, Ltd.	340,635	427,612
Nirma, Ltd.	28,800	106,901
NOCIL, Ltd.	201,948	96,679
Nucleus Software Exports, Ltd.	42,062	93,612
OCL India, Ltd.	56,194	129,438
*Octav Investments, Ltd.	4,020	1,533
Omax Autos, Ltd.	17,939	18,429
*OnMobile Global, Ltd.	15,514	118,730
Opto Circuits India, Ltd.	347,144	1,451,657
Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	366,330
Orient Paper & Industries, Ltd.	296,620	269,434
Oriental Bank of Commerce	38,349	193,903
*Panacea Biotec, Ltd.	119,514	374,698
Pantaloon Retail India, Ltd.	2,575	16,961
*Pantaloon Retail India, Ltd. Class B	257	1,258
*Parsvnath Developers, Ltd.	20,034	44,175
Patel Engineering, Ltd.	97,383	926,742
Patni Computer Systems, Ltd.	38,820	363,416
Petronet LNG, Ltd.	641,661	873,880
Pidilite Industries, Ltd.	481,710	1,668,707
Piramal Healthcare, Ltd.	66,807	539,530
Polaris Software Lab, Ltd.	157,531	518,667
Praj Industries, Ltd.	268,545	472,278
*Prakash Industries, Ltd.	35,972	101,769
*Pricol, Ltd.	86,536	23,939
Prism Cements, Ltd.	596,393	502,102
PSL, Ltd.	63,467	186,472
PTC India, Ltd.	323,705	691,070
Punj Lloyd, Ltd.	191,267	812,046
*PVP Ventures, Ltd.	43,697	36,926
Radico Khaitan, Ltd.	156,080	373,712
Rain Commodities, Ltd.	76,883	241,552
Rallis India, Ltd.	19,769	373,845
*Rama Newsprint & Papers, Ltd.	69,017	23,358
*Raymond, Ltd.	98,113	376,088
Redington India, Ltd.	5,023	29,795
REI Agro, Ltd.	613,300	579,003
Rei Six Ten Retail, Ltd.	229,985	713,356
Reliance Industrial Infrastructure, Ltd.	24,104	434,117
*Reliance Media World, Ltd.	66,472	14,295
*Reliance MediaWorks, Ltd.	66,472	352,023
Rico Auto Industries, Ltd.	136,391	65,163
Rolta India, Ltd.	266,216	967,020
Ruchi Soya Industries, Ltd.	371,710	620,762
*SEAMEC, Ltd.	58,658	250,545
Shree Cement, Ltd.	9,242	301,302

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Shree Precoated Steels, Ltd.	78,190	$32,381
*Shree Renuka Sugars, Ltd.	73,786	288,874
Shriram Transport Finance Co., Ltd.	301,310	2,499,367
*Sicagen India, Ltd.	41,648	10,487
*Sical Logistics, Ltd.	4,846	6,229
SKF India, Ltd.	95,810	545,987
Solectron Centum Electronics, Ltd.	9,432	11,341
Solectron EMS India, Ltd.	9,432	8,343
*Sona Koyo Steering Systems, Ltd.	233,120	76,744
Sonata Software, Ltd.	155,438	109,985
South India Bank, Ltd.	163,780	455,109
SREI Infrastructure Finance, Ltd.	165,360	248,069
SRF, Ltd.	101,277	394,243
Sterling Biotech, Ltd.	469,728	897,348
Sterlite Technologies, Ltd.	95,694	561,480
*Strides Arcolab, Ltd.	64,472	213,270
*Sun Pharma Advanced Research Co., Ltd.	147,386	250,851
Sun TV Network, Ltd.	29,505	195,209
Sundaram-Clayton, Ltd.	7,780	17,197
Sundram Fastners, Ltd.	465,052	460,333
Supreme Industries, Ltd.	22,265	145,115
Supreme Petrochem, Ltd.	144,830	77,098
Swaraj Engines, Ltd.	3,100	19,756
Syndicate Bank	375,000	683,920
Taj GVK Hotels and Resorts, Ltd.	83,666	208,836
Tata Chemicals, Ltd.	40,145	222,124
Tata Elxsi, Ltd.	51,574	168,723
Tata Investment Corp., Ltd.	50,540	466,532
*Tata Metaliks, Ltd.	10,815	21,926
Tata Tea, Ltd.	29,537	536,302
*Tata Teleservices Maharashtra, Ltd.	893,799	499,081
*Tech Mahindra, Ltd.	20,882	408,454
*Teledata Marine Solutions	152,395	111,137
*Teledata Technology Solutions, Ltd.	152,395	17,944
Texmaco, Ltd.	215,690	577,337
Thermax, Ltd.	35,410	392,871
Thomas Cook (India), Ltd.	134,500	152,860
Titan Industries, Ltd.	14,800	390,558
Torrent Pharmaceuticals, Ltd.	194,766	1,346,405
Torrent Power, Ltd.	20,643	122,691
Trent, Ltd.	18,895	267,447
Triveni Engineering & Industries, Ltd.	29,067	62,531
Tube Investments of India, Ltd.	338,984	425,040
Tulip Telecom, Ltd.	12,538	243,990
TVS Motor Co., Ltd.	92,814	105,557
UCO Bank	483,746	512,724
Unichem Laboratories, Ltd.	52,347	281,702
United Phosphorus, Ltd.	323,860	982,160
Usha Martin, Ltd.	433,015	574,271
*Uttam Galva Steels, Ltd.	127,929	313,167
Vardhman Textiles, Ltd.	76,291	244,576
Varun Shipping Co., Ltd.	261,746	294,602
Vesuvius India, Ltd.	1,802	6,140
Videocon Industries, Ltd.	76,102	355,197
Vijaya Bank, Ltd.	191,841	176,660
WABCO-TVS (India), Ltd.	3,890	35,795
*Welspun Global Brands, Ltd.	9,265	4,143
*Welspun India, Ltd.	92,659	162,406
*Welspun Investments, Ltd.	4,632	2,071
Welspun-Gujarat Stahl Rohren, Ltd.	292,491	1,569,958
*Wockhardt, Ltd.	52,983	190,073

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Wyeth, Ltd.	40,457	$593,012
*Yes Bank, Ltd.	160,036	791,437
Zee Entertainment Enterprises, Ltd.	92,576	449,014
Zensar Technologies, Ltd.	41,117	204,382
Zuari Industries, Ltd.	55,762	473,386
Zydus Wellness, Ltd.	17,414	62,714

TOTAL INDIA		141,238,191

INDONESIA — (2.9%)
PT Aneka Tambang Tbk	6,700,500	1,557,146
PT Asahimas Flat Glass Tbk	983,000	184,301
*PT Bakrie & Brothers Tbk	78,238,500	794,393
*PT Bakrieland Development Tbk	32,742,250	919,422
*PT Bank Bukopin Tbk	1,422,000	56,348
*PT Bank Pan Indonesia Tbk	26,324,875	2,113,491
PT Berlian Laju Tanker Tbk	12,848,933	938,900
PT Bhakti Investama Tbk	23,571,100	468,973
*PT Bisi International Tbk	3,425,000	599,029
PT Budi Acid Jaya Tbk	5,947,000	147,733
*PT Central Proteinaprima Tbk	19,754,500	135,987
*PT Charoen Pokphand Indonesia Tbk	7,595,500	1,584,155
*PT Ciputra Development Tbk	3,913,000	252,944
*PT Ciputra Surya Tbk	1,642,000	96,174
PT Citra Marga Nusaphala Persada Tbk	6,995,000	615,730
PT Clipan Finance Indonesia Tbk	1,482,000	29,907
*PT Davomas Adabi Tbk	41,920,000	320,436
*PT Delta Dunia Petronda Tbk	12,220,000	2,313,817
*PT Dynaplast Tbk	1,038,000	86,953
*PT Energi Mega Persada Tbk	21,237,000	614,120
*PT Ever Shine Textile Tbk	4,029,640	26,583
*PT Global Mediacom Tbk	15,651,000	354,348
*PT Hanson International Tbk	5,038,000	26,377
*PT Hero Supermarket Tbk	33,000	13,822
*PT Hexindo Adiperkasa Tbk	573,500	168,783
*PT Holcim Indonesia Tbk	9,852,500	1,638,183
*PT Indah Kiat Pulp and Paper Corp. Tbk	3,884,000	718,703
*PT Indo Tambangraya Megah Tbk	136,500	318,295
PT Indofood Sukses Makmur Tbk	7,668,000	2,423,386
*PT Indo-Rama Synthetics Tbk	485,000	24,885
*PT Intiland Development Tbk	2,097,400	160,858
PT Jasa Marga Tbk	3,773,500	696,039
PT Jaya Real Property Tbk	1,967,500	145,245
PT Kalbe Farma Tbk	14,904,238	1,869,217
*PT Kawasan Industry Jababeka Tbk	107,567,500	1,303,480
*PT Keramika Indonesia Assosiasi Tbk	100,000	2,304
*PT Lippo Karawaci Tbk	35,036,250	2,369,997
*PT Matahari Putra Prima Tbk	2,543,000	234,559
PT Mayorah Indah Tbk	2,473,500	758,733
PT Medco Energi International Tbk	3,599,500	1,006,004
*PT Mitra Adiperkasa Tbk	3,015,000	162,242
*PT Mitra Rajasa Tbk	4,391,000	170,639
*PT Modern Photo Tbk	40,000	948
*PT Pakuwon Jati Tbk	409,500	21,225
*PT Panasia Indosyntec Tbk	79,000	1,944
*PT Panin Insurance Tbk	6,609,000	152,808
*PT Panin Life Tbk	23,792,000	306,693
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	778,000	620,326
*PT Pioneerindo Gourmet International Tbk	29,000	850
*PT Polaris Investama Tbk	2,730,500	296,823
*PT Polychem Indonesia Tbk	4,228,000	50,075
*PT Prasidha Aneka Niaga Tbk	84,000	880

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Ramayana Lestari Sentosa Tbk	14,295,000	$829,490
*PT Sampoerna Agro Tbk	864,500	204,249
PT Samudera Indonesia Tbk	223,000	94,514
PT Selamat Semp Tbk	1,920,000	138,722
PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	347,302
*PT Sumalindo Lestari Jaya Tbk	250	11
PT Summarecon Agung Tbk	16,534,532	985,250
*PT Sunson Textile Manufacturer Tbk	2,325,500	60,877
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	878
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	79,087
*PT Suryamas Dutamakmur Tbk	125,000	1,257
*PT Texmaco Jaya Tbk	93,000	28,728
PT Timah Tbk	8,795,000	1,756,399
PT Trias Sentosa Tbk	38,725,600	849,135
PT Trimegah Sec Tbk	9,961,000	187,747
*PT Truba Alam Manunggal Engineering Tbk	10,474,000	136,637
PT Tunas Ridean Tbk	3,838,000	604,115
PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	24,094
PT Unggul Indah Cahaya Tbk	48,239	11,239

TOTAL INDONESIA		36,214,944

ISRAEL — (2.9%)
*Africa-Israel Investments, Ltd.	21,693	274,395
Alony Hetz Properties & Investments, Ltd.	229,187	814,050
*Alvarion, Ltd.	102,477	411,933
*Analyst IMS Investment Management Services, Ltd.	700	5,207
*AudioCodes, Ltd.	111,296	308,127
*AudioCodes, Ltd. ADR	82,926	218,925
*Azorim Investment Development & Construction Co., Ltd.	58,001	372,253
*Baran Group, Ltd.	9,500	47,591
*Beit Shemesh Engines Holdings, Ltd.	—	—
*Blue Square-Israel, Ltd.	100,987	1,022,880
*Clal Industries, Ltd.	39,800	203,043
*Clal Insurance Enterprise Holdings, Ltd.	257,136	5,443,527
*Compugen, Ltd.	11,938	31,626
Dan Vehicle & Transportation	45,809	282,141
Delek Automotive Systems, Ltd.	37,228	422,835
*Delta-Galil Industries, Ltd.	31,301	139,093
*Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	114,213
*Elbit Medical Imaging, Ltd.	37,507	928,388
Electra (Israel), Ltd.	5,396	496,740
*Electra Real Estate, Ltd.	23,202	227,261
*Feuchtwanger Investments, Ltd.	4,200	13
*First International Bank of Israel, Ltd. (6123804)	456,181	1,285,711
*First International Bank of Israel, Ltd. (6123815)	26,108	378,244
FMS Enterprises Migun, Ltd.	10,169	357,175
Formula Systems, Ltd.	18,238	195,475
*Formula Vision Technologies, Ltd.	1	—
*Frutarom Industries, Ltd.	155,741	1,260,311
*Granite Hacarmel Investments, Ltd.	19,200	40,900
*Hadera Paper, Ltd.	8,541	544,248
*Hamlet (Israel-Canada), Ltd.	6,342	40,450
*Harel Insurance Investments & Finances, Ltd.	96,806	4,582,314
*Hot Telecommunications Systems	68,469	703,779
IBI Investment House, Ltd.	6,530	62,964
Industrial Building Corp., Ltd.	276,524	484,803
*Israel Discount Bank, Ltd.	885,303	1,689,977
Israel Land Development Co., Ltd. (The)	34,759	160,383
Ituran Location & Control, Ltd.	31,200	383,251
*Jerusalem Oil Exploration, Ltd.	18,145	282,524

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Knafaim Arkia Holdings, Ltd.	27,233	$117,808
*Leader Holding & Investments, Ltd.	74,777	30,339
*Magic Software Enterprises, Ltd.	43,946	82,829
*Menorah Mivtachim Holdings, Ltd.	29,926	343,103
Mer Industries, Ltd.	19,959	127,213
*Metalink, Ltd.	38,682	13,849
*Metis Capital, Ltd.	1,079	4,819
Middle East Tube Co., Ltd.	13,500	20,568
*Migdal Insurance & Financial Holdings, Ltd.	242,339	379,825
*Mivtach Shamir Holdings, Ltd.	16,251	487,274
*Mizrahi Tefahot Bank, Ltd.	173,961	1,413,821
*Naphtha Israel Petroleum Corp.	24,647	88,469
*Neto M.E. Holdings, Ltd.	6,938	262,221
O.R.T. Technologies, Ltd.	6,000	46,270
*OCIF Investments and Development, Ltd.	5,002	32,713
*Oil Refineries, Ltd.	1,901,697	1,044,464
*Orckit Communications, Ltd.	125,396	458,182
Ormat Industries, Ltd.	35,000	305,110
Osem Investment, Ltd.	1	8
Paz Oil Co., Ltd.	1,200	186,910
*Retalix, Ltd.	11,628	127,525
*Scailex Corp., Ltd.	60,694	1,091,416
Shikun & Binui, Ltd.	815,326	1,428,089
Spectronix, Ltd.	4,387	29,898
Strauss Group, Ltd.	34,182	443,062
*Suny Electronic, Ltd.	24,470	222,068
Super-Sol, Ltd. Series B	449,336	2,126,450
*Tower Semiconductor, Ltd.	827,655	809,711
*TTI Team Telecom International, Ltd. ADR	12,465	15,083
*Union Bank of Israel, Ltd.	210,322	960,694
*Urdan Industries, Ltd.	303,535	148,356
*VeriFone Holdings, Inc.	—	5

TOTAL ISRAEL		37,064,902

MALAYSIA — (5.3%)
*A&M Realty Berhad	130,000	26,761
Acoustech Berhad	156,200	34,839
Aeon Co. Berhad	974,200	1,457,235
Affin Holdings Berhad	286,400	170,176
*Airasia Berhad	306,700	120,593
Al-’Aqar KPJ REIT Berhad	75,371	21,652
*AMBD Berhad	716,033	101,551
Amway (Malaysia) Holdings Berhad	396,700	848,205
*Ancom Berhad	400,500	72,657
*Ann Joo Resources Berhad	981,750	745,137
*Anson Perdana Berhad	10,000	132
APM Automotive Holdings Berhad	215,100	147,306
*Asas Dunia Berhad	137,000	24,273
*Asia Pacific Land Berhad	1,888,600	157,032
Bandar Raya Developments Berhad	1,190,200	616,009
*Berjaya Assets Berhad	684,000	91,185
Berjaya Corp. Berhad	4,195,800	1,437,444
*Berjaya Land Berhad	933,500	1,136,971
Bernas Padiberas Nasional Berhad	1,175,200	700,922
Bimb Holdings Berhad	926,600	302,762
*Bintulu Port Holdings Berhad	23,400	41,945
Bolton Properties Berhad	674,600	129,938
*Boustead Heavy Industries Corp. Berhad	43,500	61,398
Boustead Holdings Berhad	706,520	703,605
Cahya Mata Sarawak Berhad	823,600	403,608
Carlsberg Brewery Malaysia Berhad	655,600	862,379

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
CB Industrial Product Holding Berhad	111,800	$100,895
Chemical Co. of Malaysia Berhad	472,600	359,276
Chin Teck Plantations Berhad	33,000	69,361
Cycle & Carriage Bintang Berhad	15,000	15,320
*Datuk Keramik Holdings Berhad	24,000	—
*Dialog Group Berhad	3,564,000	1,344,522
Dijaya Corp. Berhad	144,200	58,743
DNP Holdings Berhad	544,400	234,076
DRB-Hicom Berhad	2,020,500	640,038
*Dreamgate Corp. Berhad	100,000	4,906
Dutch Lady Milk Industries Berhad	125,700	425,031
*Eastern & Oriental Berhad	866,200	269,671
Eastern Pacific Industrial Corp. Berhad	218,100	96,201
ECM Libra Avenue Berhad	1,592,777	298,867
*Encorp Berhad	196,700	58,936
Eng Kah Corp. Berhad	32,000	22,519
Esso Malaysia Berhad	420,600	322,686
Faber Group Berhad	538,000	162,457
Far East Holdings Berhad	61,500	114,176
*Fountain View Development Berhad	808,200	52,104
Fraser & Neave Holdings Berhad	322,700	999,892
General Corp. Berhad	225,100	69,211
George Kent (Malaysia) Berhad	34,200	8,568
*GHL Systems Berhad	2	—
Globetronics Technology Berhad	517,560	127,151
Glomac Berhad	370,200	134,766
*Gold Is Berhad	419,400	148,244
*Golden Plus Holdings Berhad	216,000	66,462
Grand United Holdings Berhad	787,000	191,802
Guiness Anchor Berhad	897,100	1,837,720
GuocoLand (Malaysia) Berhad	1,359,800	456,582
*Hai-O Enterprise Berhad	8,400	18,416
Hap Seng Consolidated Berhad	1,171,900	835,751
Hap Seng Plantations Holdings Berhad	3,000	1,973
HLG Capital Berhad	90,000	28,367
Hock Seng Lee Berhad	1,010,300	320,035
Hong Leong Industries Berhad	605,900	744,743
*Hovid Berhad	1,803,300	135,723
Hume Industries (Malaysia) Berhad	412,267	410,064
Hunza Properties Berhad	500,400	210,935
Hwang-DBS (Malaysia) Berhad	293,200	134,453
*IGB Corp. Berhad	319,700	181,583
*IJM Land Berhad	1,807,400	1,234,185
IJM Plantations Berhad	1,188,700	909,075
*Insas Berhad	1,642,200	259,608
Integrated Logistics Berhad	544,300	148,536
*Jaks Resources Berhad	800,700	175,128
Jaya Tiasa Holdings Berhad	436,390	313,578
JT International Berhad	550,600	748,493
*K & N Kenanga Holdings Berhad	762,300	135,171
*Karambunai Corp. Berhad	3,120,500	62,678
Keck Seng (Malaysia) Berhad	552,100	646,335
*Kencana Petroleum Berhad	790,200	500,569
KFC Holdings (Malaysia) Berhad	562,000	1,254,092
Kian Joo Can Factory Berhad	1,091,080	378,890
Kim Loong Resources Berhad	221,760	121,610
KLCC Property Holdings Berhad	256,700	245,220
KNM Group Berhad	6,269,700	1,422,907
Kossan Rubber Industries Berhad	144,900	214,381
KPJ Healthcare Berhad	327,700	425,281
KrisAssets Holdings Berhad	88,863	77,954

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
KSL Holdings Berhad	649,266	$244,209
Kub Malaysia Berhad	1,353,500	192,608
Kuchai Development Berhad	38,100	8,558
Kulim Malaysia Berhad	536,050	1,152,744
*Kumpulan Europlus Berhad	900,100	75,359
*Kumpulan Hartanah Selangor Berhad	708,600	98,987
*Kurnia Asia Berhad	2,485,800	574,287
Kwantas Corp. Berhad	343,600	199,890
*Landmarks Berhad	923,400	359,520
*LBS Bina Group Berhad	161,800	21,073
Leader Universal Holdings Berhad	1,018,700	233,861
Leong Hup Holdings Berhad	397,700	123,099
Lingkaran Trans Kota Holdings Berhad	915,600	752,800
*Lion Corp Berhad	616,300	69,357
Lion Diversified Holdings Berhad	427,000	59,679
Lion Industries Corp. Berhad	424,800	173,706
LPI Capital Berhad	4,000	14,713
*MAA Holdings Berhad	346,666	73,230
Mah Sing Group Berhad	305,800	160,864
*Malaysia Aica Berhad	48,200	7,841
Malaysia Building Society Berhad	7,000	1,836
Malaysian Bulk Carriers Berhad	115,900	105,392
Malaysian Mosaics Berhad	71,460	23,262
Malaysian Pacific Industries Berhad	339,500	556,991
*Malaysian Resources Corp. Berhad	2,297,766	907,892
*Mancon Berhad	12,000	3,059
Manulife Holdings Berhad	100,800	71,800
Marco Holdings Berhad	2,815,400	96,893
MBM Resources Berhad	322,366	229,141
*Measat Global Berhad	217,500	105,694
Media Prima Berhad	1,448,833	718,586
Mega First Corp. Berhad	361,600	122,425
*MEMS Technology Berhad	1,917,000	36,286
Metro Kajang Holdings Berhad	138,900	59,140
*Minho (M) Berhad	181,100	19,564
MNRB Holdings Berhad	497,100	451,417
MTD ACPI Engineering Berhad	541,000	104,153
Muhibbah Engineering Berhad	750,150	253,348
*Mulpha International Berhad	2,268,650	310,917
Multi-Purpose Holdings Berhad	502,700	272,301
Naim Holdings Berhad	622,300	560,672
*Narra Industries Berhad	16,000	2,110
NCB Holdings Berhad	1,147,200	1,025,281
New Straits Times Press Berhad	720,000	416,682
*Nikko Electronics Berhad	36,600	107
Notion VTEC Berhad	1,293,600	197,617
NTPM Holdings Berhad	991,080	147,673
NV Multi Corp. Berhad	430,900	80,593
*NWP Holdings Berhad	112,000	6,236
Nylex (Malaysia) Berhad	550,800	129,882
OKS Property Holdings Berhad	206,835	33,850
Oriental Holdings Berhad	23,500	38,094
OSK Holdings Berhad	1,375,271	599,431
P.I.E. Industrial Berhad	140,100	175,024
*Pan Malaysia Cement Works Berhad	646,600	26,394
*Pan Malaysian Industries Berhad	1,129,000	18,027
Panasonic Manufacturing Malaysia Berhad	157,184	572,659
*Panglobal Berhad	14,000	7,754
Paramount Corp. Berhad	24,000	17,672
PBA Holdings Berhad	274,100	74,877
Pelikan International Corp. Berhad	599,560	236,281

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
PJ Development Holdings Berhad	1,070,900	$210,394
POS Malaysia Berhad	112,600	76,058
*Prime Utilities Berhad	3,000	79
Protasco Berhad	575,600	157,887
Proton Holdings Berhad	654,700	721,019
Puncak Niaga Holdings Berhad	749,520	698,647
QL Resources Berhad	673,050	739,652
QSR Brand Berhad	37,333	36,458
*Ramunia Holdings Berhad	695,447	79,263
RCE Capital Berhad	1,023,900	187,804
*Rekapacific Berhad	55,000	—
Salcon Berhad	702,400	104,468
SapuraCrest Petroleum Berhad	1,112,300	671,079
Sarawak Energy Berhad	60,100	45,490
Sarawak Oil Palms Berhad	179,660	144,123
Scientex, Inc. Berhad	344,862	138,498
Selangor Dredging Berhad	1,118,200	179,661
Shangri-La Hotels (Malaysia) Berhad	171,200	92,308
SHL Consolidated Berhad	277,400	108,928
*South East Asia Lumber, Inc. Berhad	618,000	60,348
Southern Acids (Malaysia) Berhad	41,000	15,739
Southern Steel Berhad	502,800	282,351
*SPK Sentosa Corp. Berhad	239,000	32,274
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	584,600	581,698
Subur Tiasa Holdings Berhad	386,085	218,679
*Sunrise Berhad	836,008	521,170
Sunway City Berhad	724,900	651,048
Sunway Holdings Berhad	1,046,000	418,738
Supermax Corp. Berhad	708,700	747,352
Suria Capital Holdings Berhad	672,800	273,448
Symphony House Berhad	136,586	10,293
Ta Ann Holdings Berhad	409,380	551,836
TA Enterprise Berhad	4,878,900	1,090,130
*TA Global Berhad	2,927,340	425,354
*TA Global Berhad Ordinary Shares	2,927,340	425,354
Tahp Group Berhad	4,000	3,619
*Talam Corp. Berhad	783,450	20,338
*Tamco Corp. Holdings Berhad	38,025	613
Tan Chong Motor Holdings Berhad	1,344,900	885,142
TDM Berhad	355,500	159,230
*Tebrau Teguh Berhad	1,016,400	209,158
Thong Guan Industries Berhad	215,100	50,302
*Time Dotcom Berhad	1,328,100	157,035
*Titan Chemicals Corp. Berhad	691,200	232,698
Top Glove Corp. Berhad	555,880	1,324,311
Tradewinds (Malaysia) Berhad	384,000	308,784
TRC Synergy Berhad	64,800	26,465
UAC Berhad	44,715	41,116
Uchi Technologies Berhad	529,000	212,734
Unico-Desa Plantations Berhad	1,853,775	433,197
Unisem (M) Berhad	921,800	398,122
United Malacca Rubber Estates Berhad	267,400	624,714
United Malayan Land Berhad	13,000	5,075
United Plantations Berhad	535,700	2,080,791
VS Industry Berhad	427,326	152,836
Wah Seong Corp. Berhad	1,157,250	815,604
WCT Berhad	1,873,300	1,426,862
WTK Holdings Berhad	1,165,000	392,724
Yeo Hiap Seng (Malaysia) Berhad	56,760	23,251
YTL Cement Berhad	54,800	66,137

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
YTL e-Solutions Berhad	3,485,600	$676,633
*YTL Land & Development Berhad	47,800	14,428
*Yu Neh Huat Berhad	815,145	401,087
Zelan Berhad	1,146,600	294,744

TOTAL MALAYSIA		66,950,408

MEXICO — (5.3%)
#Alfa S.A.B. de C.V. Series A	528,650	2,737,389
*Alsea de Mexico S.A.B. de C.V.	482,100	324,595
#*Axtel S.A.B. de C.V.	1,080,500	800,325
#Banco Compartamos S.A. de C.V.	583,800	2,392,458
*Bolsa Mexicana de Valores S.A. de C.V.	411,100	457,686
*Carso Infraestructura y Construccion S.A.B. de CV	709,000	397,357
#Cia Minera Autlan S.A.B. de C.V.	186,900	402,712
#*Consorcio ARA S.A.B. de C.V.	660,100	413,945
*Consorcio Hogar S.A.B. de C.V. Series B	767,929	84,913
*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	3,500,331
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	477,504
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	360
Corporacion Moctezuma S.A.B. de C.V.	858,200	1,819,907
Corporativo Fragua S.A.B. de C.V. Series B	31	229
Corporativo GBM S.A.B de C.V.	29,028	11,212
#*Desarrolladora Homex S.A.B. de C.V.	576,300	3,428,448
*Dine S.A.B. de C.V.	196,367	87,002
Embotelladora Arca S.A.B. de C.V.	1,909,100	4,800,312
*Empaques Ponderosa S.A. de C.V. Series B	206,000	14,041
*Empresas ICA S.A.B. de C.V.	1,463,608	3,210,155
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	5,943,456
*Financiera Independencia S.A.B de C.V.	65,800	48,289
#*Genomma Lab Internacional S.A. de C.V.	262,500	428,231
*Gruma S.A.B. de C.V. ADR	58,800	419,832
#*Gruma S.A.B. de C.V. Series B	1,253,434	2,266,932
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	565,521
#*Grupo Aeroportuario del Pacifico S.A.B de C.V.	547,700	1,400,801
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	613,472
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,543,125
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,474,961
Grupo Continental S.A.B. de C.V.	3,323,559	7,777,940
#*Grupo FAMSA S.A.B. de C.V.	207,500	355,321
Grupo Herdez S.A.B. de C.V.	107,000	130,876
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	393,950
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	47,909
#*Grupo Iusacell S.A.B. de C.V.	58,150	198,182
*Grupo Kuo S.A.B. de C.V. Series B	222,767	142,733
*Grupo Nutrisa S.A. de C.V.	188	399
*Grupo Posadas S.A. de C.V. Series L	199,000	198,943
*Grupo Qumma S.A. de C.V. Series B	105,334	1,436
#*Grupo Simec, S.A. de C.V.	128,100	313,756
Industrias Bachoco S.A.B. de C.V. Series B	152,000	291,251
*Industrias CH S.A.B. de C.V. Series B	1,854,348	5,645,729
Mexichem S.A.B.de C.V.	1,522,183	2,420,967
*Promotora y Operadora de Infraestructura S.A. de C.V.	176,410	320,654
*Sanluis Corporacion S.A. de C.V. Series A	3,300	237
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	809
#*SARE Holding S.A. de C.V.	271,300	98,421
*Savia S.A. de C.V.	610,700	37,002
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,394,388
*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	1,996,814
*Vitro S.A.B. de C.V.	736,702	343,139
*Vitro S.A.B. de C.V. Sponsored ADR	415,043	556,158

TOTAL MEXICO		66,732,515

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (1.4%)
A. Soriano Corp.	3,430,211	$157,059
Aboitiz Equity Ventures, Inc.	6,767,000	1,168,117
Alaska Milk Corp.	1,404,000	177,607
Bacnotan Consolidated Industries, Inc.	135,549	26,226
*Belle Corp.	20,937,000	611,682
*Benpres Holdings Corp.	7,752,000	567,540
Cebu Holdings, Inc.	2,284,000	90,407
China Banking Corp.	5,098	38,558
*Digital Telecommunications Phils., Inc.	15,500,000	451,772
DMCI Holdings, Inc.	1,102,000	222,087
Filinvest Development Corp.	11,428,000	511,304
Filinvest Land, Inc.	137,257,577	2,583,927
*First Philippines Holdings Corp.	2,269,900	2,222,007
Ginebra San Miguel, Inc.	1,003,200	469,935
House of Investments, Inc.	692,000	30,567
International Container Terminal Services, Inc.	2,700,000	1,143,231
*Ionics, Inc.	769,825	28,543
*Jollibee Food Corp.	508,500	540,937
*Lepanto Consolidated Mining Co. Series B	2,970,000	14,990
*Mabuhay Holdings Corp.	516,000	4,877
Macroasia Corp.	447,500	26,458
*Manila Jockey Club, Inc.	163,277	11,659
*Manila Mining Corp.	149,300,000	80,157
*Manila Water Co, Inc.	1,593,600	537,891
Megaworld Corp.	20,404,000	641,500
*Metro Pacific Corp. Series A	1,827,193	79,819
*Paxys, Inc.	1,757,280	105,107
*Philex Mining Corp.	2,554,900	607,462
*Philippine Bank of Communications	14,726	12,371
*Philippine National Bank	728,975	353,290
*Philippine National Construction Corp.	173,000	17,803
Philippine Savings Bank	356,863	374,738
Philippine Stock Exchange, Inc.	23,180	158,204
*Philippine Townships, Inc.	318,733	31,796
Republic Glass Holding Corp.	507,500	18,119
RFM Corp.	9,174,268	101,199
Rizal Commercial Banking Corp.	150,900	51,685
Robinson’s Land Corp. Series B	3,434,870	872,203
Security Bank Corp.	320,842	373,883
Semirara Mining Corp.	266,900	222,079
Shang Properties, Inc.	1,759,970	63,859
SM Development Corp.	7,811,320	668,738
Union Bank of the Philippines	186,900	134,300
*Universal Rightfield Property Holdings, Inc.	1,062,000	624
Universal Robina Corp.	3,594,015	937,323
*Victorias Milling Co., Inc.	139,680	2,552
*Vista Land & Lifescapes, Inc.	6,555,700	267,872
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		17,814,064

POLAND — (2.5%)
*Agora SA	156,140	1,024,589
*Alchemia SA	113,938	265,404
Apator SA	24,153	124,587
Asseco Poland SA	15,235	306,104
*Bank Millennium SA	624,909	1,025,631
*Bank Przemyslowo Handlowy BPH SA	18,428	439,565
*Barlinek SA	148,077	188,352
*Bioton SA	7,909,195	622,116
Budimex SA	37,430	1,027,334
*Cersanit-Krasnystaw SA	170,318	833,552

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Ciech SA	44,017	$588,686
Debica SA	29,862	639,468
Decora SA	9,066	73,442
Dom Development SA	5,960	90,689
*Echo Investment SA	1,181,980	1,695,130
Elektrobudowa SA	10,608	640,059
*Elstar Oils SA	15,000	46,312
Emperia Holding SA	600	13,531
Eurocash SA	160,686	784,401
Fabryki Mebli Forte SA	55,216	259,722
*Famur SA	175,740	118,344
*Farmacol SA	61,368	876,290
*Ferrum SA	309	995
*Grupa Kety SA	39,137	1,420,373
*Grupa Lotos SA	130,928	1,190,071
*HTL-Strefa SA	16,700	77,903
*Impexmetal SA	599,390	513,194
*Inter Cars SA	1,305	32,092
*Koelner SA	15,481	66,819
*Kredyt Bank SA	39,842	167,031
*LC Corp. SA	457,007	256,794
Lentex SA	24,214	215,510
*LPP SA	1,283	634,790
*MNI SA	253,024	363,584
*Mondi Packaging Paper Swiecie SA	31,048	758,216
Mostostal Siedlce SA	677,652	871,356
*Mostostal Warszawa SA	37,200	850,564
*Mostostal Zabrze Holding SA	160,331	252,210
*Multimedia Polska SA	107,733	258,930
*Netia Holdings SA	1,021,505	1,486,872
NG2 SA	64,565	901,263
*Noble Bank SA	94,588	161,905
*Orbis SA	137,403	2,172,319
Pekaes SA	24,538	80,347
*Pfleiderer Grajewo SA	1,555	8,225
*Pol-Aqua SA	2,583	18,606
*Polnord SA	26,765	317,835
*Polska Grupa Farmaceutyczna SA	33,497	529,315
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	273,626
Raciborska Fabryka Kotlow SA	245,241	792,324
Sniezka SA	5,612	68,525
*Stalexport SA	666,131	358,081
*Synthos SA	2,064,706	847,284
*Vistula Group SA	232,490	175,066
Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,704,377
*Zaklady Azotowe Pulawy SA	15,049	392,480
*Zaklady Azotowe w Tarnowie-Moscicach SA	7,050	41,521
Zaklady Tluszcowe Kruszwica SA	37,250	794,892
*Zelmer SA	12,580	135,384

TOTAL POLAND		30,873,987

SOUTH AFRICA — (9.2%)
Adcock Ingram Holdings, Ltd.	323,348	2,200,221
Adcorp Holdings, Ltd.	106,979	366,062
Advtech, Ltd.	487,995	318,162
Aeci, Ltd.	243,529	1,925,187
Afgri, Ltd.	426,711	324,855
African Oxygen, Ltd.	192,579	566,042
*AG Industries, Ltd.	1,547,458	29,774
Allied Electronics Corp., Ltd.	163,698	611,693
Allied Technologies, Ltd.	90,099	885,709

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Argent Industrial, Ltd.	37,236	$42,999
*Argility, Ltd.	65,013	—
AST Group, Ltd.	370,226	42,600
Astral Foods, Ltd.	91,188	1,167,810
Aveng, Ltd.	981,591	5,205,828
AVI, Ltd.	327,587	875,901
Avusa, Ltd.	404,845	1,138,425
Barloworld, Ltd.	579,959	3,615,988
*Basil Read Holdings, Ltd.	33,641	72,538
*Bell Equipment, Ltd.	158,539	221,681
*Blue Label Telecoms, Ltd.	139,855	97,927
*Business Connexion Group	246,827	149,552
Capitec Bank Holdings, Ltd.	83,248	681,244
Cashbuild, Ltd.	36,547	326,029
Ceramic Industries, Ltd.	31,493	437,199
*Cipla Medpro South Africa, Ltd.	371,002	228,174
City Lodge Hotels, Ltd.	80,828	827,616
Clicks Group, Ltd.	918,874	2,905,876
*Corpgro, Ltd.	241,136	—
*Cullinan Holdings, Ltd.	434,430	20,025
Data Tec, Ltd.	326,074	1,190,151
Datacentrix Holdings, Ltd.	20,000	10,951
Delta EMD, Ltd.	83,032	100,406
Dimension Data Holdings P.L.C.	3,458,471	4,021,101
Distell Group, Ltd.	297,735	2,434,164
*Distribution & Warehousing Network, Ltd.	258,997	235,016
*Dorbyl, Ltd.	222,291	148,454
#Durban Roodeport Deep, Ltd.	667,660	401,267
*ElementOne, Ltd.	325,845	477,442
*Eqstra Holdings, Ltd.	30,000	28,923
Famous Brands, Ltd.	14,984	45,507
Foschini, Ltd.	521,461	4,117,902
Freeworld Coatings, Ltd.	35,052	39,230
*Gold One International, Ltd.	164,683	45,603
Gold Reef Resorts, Ltd.	287,815	720,902
#Grindrod, Ltd.	1,607,864	3,688,055
Group Five, Ltd.	292,935	1,502,166
*Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,794,420
Hudaco Industries, Ltd.	68,822	506,891
Hulamin, Ltd.	96,862	172,169
Iliad Africa, Ltd.	314,538	349,494
Illovo Sugar, Ltd.	338,964	1,536,475
Imperial Holdings, Ltd.	467,965	4,816,593
*JCI, Ltd.	1,622,051	—
JD Group, Ltd.	1,161,251	6,410,898
JSE, Ltd.	229,619	1,781,423
*Kap International Holdings, Ltd.	1,834,945	512,210
Lewis Group, Ltd.	283,002	1,976,226
*M Cubed Holdings, Ltd.	385,000	9,859
Medi-Clinic Corp., Ltd.	570,080	1,752,095
*Merafe Resources, Ltd.	4,526,666	809,122
*Metorex, Ltd.	1,453,388	582,773
Metropolitan Holdings, Ltd.	1,697,716	2,914,897
Mondi, Ltd.	8,725	49,130
Mr. Price Group, Ltd.	928,134	4,276,741
Murray & Roberts Holdings, Ltd.	4,350	30,247
Mustek, Ltd.	784,364	261,589
*Mvelaphanda Group, Ltd.	50,330	45,599
Nampak, Ltd.	1,326,125	2,894,631
Network Healthcare Holdings, Ltd.	1,208,664	1,786,916
#Northam Platinum, Ltd.	394,263	1,842,477

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Nu-World Holdings, Ltd.	28,894	$60,915
Oceana Group, Ltd.	235,042	896,259
Omnia Holdings, Ltd.	80,602	597,530
Palabora Mining Co., Ltd.	7,851	103,127
Peregrine Holdings, Ltd.	481,947	568,850
PSG Group, Ltd.	145,126	407,477
Rainbow Chicken, Ltd.	63,665	129,026
*Randgold & Exploration Co., Ltd.	60,670	—
Raubex Group, Ltd.	192,298	609,585
Redefine Income Fund, Ltd.	29,488	27,104
Reunert, Ltd.	594,843	4,189,937
Santam, Ltd.	73,236	943,156
Sappi, Ltd.	459,138	1,696,631
*SecureData Holdings, Ltd.	339,582	29,349
#*Sentula Mining, Ltd.	825,428	383,235
*Simmer & Jack Mines, Ltd.	1,186,177	304,065
Spar Group, Ltd. (The)	559,850	4,893,172
Spur Corp., Ltd.	58,316	78,222
*Stefanutti Stocks Holdings, Ltd.	32,116	41,011
*Sun International, Ltd.	181,940	2,129,146
#*Super Group, Ltd.	3,329,723	261,745
Tongaat-Hulett, Ltd.	625,434	8,045,394
*Trans Hex Group, Ltd.	153,546	77,487
Trencor, Ltd.	97,601	314,898
UCS Group, Ltd.	144,872	32,078
Value Group, Ltd.	363,719	168,928
*Wesizwe Platinum, Ltd.	401,595	98,807
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,750,150
Woolworths Holdings, Ltd.	2,268,438	5,072,025
*Zeder Investments, Ltd.	147,835	33,573

TOTAL SOUTH AFRICA		116,548,114

SOUTH KOREA — (10.1%)
#Aekyung Petrochemical Co., Ltd.	7,150	101,763
*Artone Paper Manufacturing Co., Ltd.	8,916	36,636
#Asia Cement Manufacturing Co., Ltd.	3,603	173,424
*Asia Paper Manufacturing Co., Ltd.	8,880	73,593
*Asiana Airlines, Inc.	176,710	535,749
Baek Kwang Mineral Products Co., Ltd.	1,860	27,672
Bing Grae Co., Ltd.	12,140	455,208
Bohae Brewery Co., Ltd.	20	258
Boo Kook Securities Co., Ltd.	7,410	147,020
Boryung Pharmaceutical Co., Ltd.	3,586	125,534
#Bu Kwang Pharmaceutical Co., Ltd.	26,171	372,205
Busan Bank	260,060	2,948,829
BYC Co., Ltd.	710	74,328
Byuck San Corp.	5,300	37,678
*Byuck San Engineering and Construction Co., Ltd.	38,300	87,159
#*Capro Corp.	50,930	355,295
#*Celrun Co., Ltd.	22,630	39,626
#Cheil Worldwide, Inc.	8,623	2,213,909
*Cho Kwang Leather Co., Ltd.	10,640	65,959
*Choil Aluminum Manufacturing Co., Ltd.	7,700	39,074
*Chong Kun Dang Pharmaceutical Corp.	22,392	410,174
*Choongwae Holdings Co., Ltd.	5,482	52,861
#Choongwae Pharmaceutical Corp.	10,203	174,625
Chosun Refractories Co., Ltd.	2,210	116,779
#Chungho Comnet Co., Ltd.	2,320	20,478
#CJ CGV Co., Ltd.	28,890	473,223
#CJ Cheiljedang Corp.	10,245	1,732,507
CJ Corp.	26,223	1,048,646

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Cosmochemical Co., Ltd.	14,640	$91,394
Crown Confectionery Co., Ltd.	1,360	74,965
Dae Dong Industrial Co., Ltd.	6,090	116,779
*Dae Ho Corp.	543	60
#*Dae Sang Corp.	34,350	239,998
#Dae Won Kang Up Co., Ltd.	80,800	109,868
Daeduck Electronics Co., Ltd.	36,917	158,105
Daeduck Industries Co., Ltd.	21,536	182,134
Daegu Bank Co., Ltd.	261,800	3,473,548
Daegu Department Store Co., Ltd.	13,040	133,633
#Daehan City Gas Co., Ltd.	11,541	276,111
#*Daehan Fire & Marine Insurance Co., Ltd.	48,040	321,480
Daehan Flour Mills Co., Ltd.	2,110	238,711
Daehan Synthetic Fiber Co., Ltd.	1,750	97,808
Daekyo Co., Ltd.	98,400	396,238
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	142,751
Daelim Industrial Co., Ltd.	42,135	2,673,961
Daelim Trading Co., Ltd.	17,730	64,178
Daesang Holdings Co., Ltd.	7,072	20,577
#Daesung Industrial Co., Ltd.	6,130	387,489
#*Daewoo Motor Sales Corp.	42,810	355,304
Daewoong Co., Ltd.	6,546	121,623
Daewoong Pharmaceutical Co., Ltd.	11,178	519,352
Dahaam E-Tec Co., Ltd.	2,200	52,570
Daishin Securities Co., Ltd.	91,200	1,142,881
*Daiyang Metal Co., Ltd.	22,400	30,938
#Daou Technology, Inc.	56,480	349,966
Digital Power Communications Co., Ltd.	50,540	60,654
Dong Ah Tire Industrial Co., Ltd.	22,245	154,439
Dong IL Rubber Belt Co., Ltd.	13,290	69,079
Dong-A Pharmaceutical Co., Ltd.	18,194	1,769,227
Dongbang Agro Co., Ltd.	19,470	103,744
Dongbang Transport Logistics Co., Ltd.	26,000	57,879
Dongbu Corp.	25,950	164,508
*Dongbu HiTek Co., Ltd.	32,873	170,028
Dongbu Insurance Co., Ltd.	33,140	1,005,586
#*Dongbu Securities Co., Ltd.	35,541	177,434
Dongbu Steel Co., Ltd.	50,266	318,804
Dong-Il Corp.	3,124	121,411
Dongil Paper Manufacturing Co., Ltd.	6,080	4,710
#Dongkuk Steel Mill Co., Ltd.	49,930	1,060,341
#Dongwha Pharm Co., Ltd.	47,350	279,521
Dongwon F&B Co., Ltd.	3,360	122,346
Dongwon Industries Co., Ltd.	3,115	289,804
#*Dongwon Systems Corp.	138,447	160,913
#Dongyang Mechatronics Corp.	44,411	140,929
#*Doosan Construction & Engineering Co., Ltd.	83,770	512,894
DPI Co., Ltd.	8,565	42,538
#E1 Corp.	7,720	443,703
*Eagon Industrial Co., Ltd.	3,120	32,852
F&F Co., Ltd.	21,060	60,887
*First Fire & Marine Insurance Co., Ltd.	23,310	132,961
#*Firstech Co., Ltd.	29,829	39,456
*Foosung Co., Ltd.	46,809	145,005
Fursys, Inc.	15,560	346,385
Gaon Cable Co., Ltd.	4,470	117,921
#GIIR, Inc.	14,410	132,099
#Global & Yuasa Battery Co., Ltd.	16,060	271,846
#Green Cross Corp.	6,272	842,309
Green Cross Holdings Corp.	1,825	128,735
#*Green Non-Life Insurance Co., Ltd.	4,877	18,684

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#GS Global Corp.	8,372	$169,996
*Gwangju Shinsegae Co., Ltd.	1,820	192,621
Halla Climate Control Corp.	106,070	1,031,217
#Halla Engineering & Construction Corp.	13,160	299,108
#*Han All Pharmaceutical Co., Ltd.	34,948	137,196
#Han Kuk Carbon Co., Ltd.	28,623	146,788
#Han Yang Securities Co., Ltd.	12,760	110,971
Handok Pharmaceuticals Co., Ltd.	12,760	163,852
#Handsome Corp.	34,799	419,844
#Hanil Cement Manufacturing Co., Ltd.	11,411	716,851
Hanil Construction Co., Ltd.	8,938	35,829
Hanil E-Wha Co., Ltd.	38,970	120,866
#Hanjin Heavy Industries & Construction Co., Ltd.	41,830	747,421
#Hanjin Shipping Co., Ltd.	23,790	323,328
#Hanjin Transportation Co., Ltd.	13,211	368,037
Hankook Cosmetics Co., Ltd.	25,320	57,189
Hankook Shell Oil Co., Ltd.	1,620	168,060
*Hankook Synthetics, Inc.	550	44
Hankuk Electric Glass Co., Ltd.	3,760	90,869
Hankuk Glass Industries, Inc.	12,660	226,522
#Hankuk Paper Manufacturing Co., Ltd.	5,840	207,494
#Hanmi Pharm Co., Ltd.	14,831	1,434,232
*Hansae Co., Ltd.	16,560	88,909
Hansae Yes24 Holdings Co., Ltd.	5,520	13,964
Hansol Chemical Co., Ltd.	12,170	110,945
Hansol CSN Co., Ltd.	65,160	71,315
#Hansol LCD, Inc.	5,777	96,891
#*Hansol Paper Co., Ltd.	53,310	468,367
#Hanssem Co., Ltd.	30,600	256,924
Hanwha Chemical Corp.	155,677	1,447,440
#*Hanwha Non-Life Insurance Co., Ltd.	24,410	202,472
Hanwha Securities Co., Ltd.	65,931	437,305
Hanwha Timeworld Co., Ltd.	5,120	59,977
#*HeungKuk Fire & Marine Insurance Co., Ltd.	79,817	392,304
#*Hite Holdings Co., Ltd.	12,830	331,143
*HMC Investment Securities Co., Ltd.	37,920	582,874
#Hotel Shilla Co., Ltd.	64,708	950,518
*HS R&A Co., Ltd.	1,460	11,274
#Huchems Fine Chemical Corp.	31,846	797,763
#Husteel Co., Ltd.	7,220	91,641
Hwa Sung Industrial Co., Ltd.	12,520	53,891
Hwacheon Machinery Works Co., Ltd.	370	4,199
#Hwashin Co., Ltd.	22,220	62,904
Hyosung T & C Co., Ltd.	7,106	390,555
#*Hyundai Cement Co., Ltd.	10,020	136,211
#*Hyundai Corp.	21,801	313,697
Hyundai Department Store Co., Ltd.	15,781	1,508,430
Hyundai DSF Co., Ltd.	7,510	50,791
#Hyundai Elevator Co., Ltd.	7,294	347,811
*Hyundai Engineering Plastics Co., Ltd.	28,840	116,062
#Hyundai H & S Co., Ltd.	6,210	440,861
#Hyundai Hysco	91,740	1,160,527
Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,450,222
Hyundai Mobis	6,742	899,000
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	28,510
#*IHQ, Inc.	22,450	18,990
#Il Dong Pharmaceutical Co., Ltd.	7,553	201,833
Il Sung Construction Co., Ltd.	2,700	16,378
*Il Yang Pharmaceutical Co., Ltd.	19,910	504,125
*Iljin Display Co., Ltd.	10,908	51,599
#*Iljin Electric Co., Ltd.	26,649	214,376

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Iljin Holdings Co., Ltd.	27,632	$71,213
Ilshin Spinning Co., Ltd.	1,730	85,110
Ilsung Pharmaceutical Co., Ltd.	2,040	105,351
InziControls Co., Ltd.	1,260	3,417
IS Dongseo Co., Ltd.	7,558	48,721
#ISU Chemical Co., Ltd.	7,920	93,532
#Jahwa Electronics Co., Ltd.	16,460	105,351
Jeil Pharmaceutical Co.	18,840	150,801
Jeonbuk Bank, Ltd.	63,490	382,474
Jinheung Mutual Savings Bank Co., Ltd.	24,579	88,191
#K.C. Tech Co., Ltd.	26,276	105,629
*KCO Energy, Inc.	120,778	73,014
#*Keangnam Enterprises, Ltd.	21,653	199,171
*Kedcom Co., Ltd.	42,070	4,732
KG Chemical Corp.	8,410	73,646
#KISCO Corp.	10,860	425,433
#KISWIRE, Ltd.	16,702	541,499
Kolon Engineering & Construction Co., Ltd.	21,890	116,434
#Kolon Industries, Inc.	23,890	684,130
Korea Cast Iron Pipe Co., Ltd.	26,090	85,268
*Korea Circuit Co., Ltd.	19,330	43,137
#Korea Cottrell Co., Ltd.	14,960	108,356
#*Korea Development Co., Ltd.	14,820	67,016
Korea Development Leasing Corp.	4,545	122,115
Korea Electric Terminal Co., Ltd.	14,990	256,392
Korea Export Packing Industries Co., Ltd.	3,990	42,289
#*Korea Express Co., Ltd.	9,211	505,746
*Korea Flange Co., Ltd.	6,900	59,920
*Korea Green Paper Manufacturing Co., Ltd.	1,002	1,303
Korea Investment Holdings Co., Ltd.	58,270	1,554,035
#Korea Iron & Steel Co., Ltd.	3,289	219,870
#Korea Komho Petrochemical Co., Ltd.	26,400	511,572
#Korea Line Corp.	13,950	566,864
*Korea Mutual Savings Bank	6,040	71,826
*Korea Petrochemical Industry Co., Ltd.	10,960	356,091
#Korea Reinsurance Co., Ltd.	185,883	1,679,491
#*Korea Technology Industry Co., Ltd.	97,090	167,788
#Korea Zinc Co., Ltd.	16,015	2,475,218
#Korean Air Terminal Service Co., Ltd.	3,350	88,802
*Korean French Banking Corp.	126,839	84,513
*KP Chemical Corp.	121,051	698,892
KPX Chemical Co., Ltd.	3,420	136,500
KPX Fine Chemical Co., Ltd.	3,369	142,296
KPX Holdings Corp.	3,008	162,524
#*KTB Securities Co., Ltd.	80,240	287,892
Kukdo Chemical Co., Ltd.	8,450	188,767
Kukdong Oil & Chemicals Co., Ltd.	3,623	47,523
Kumbi Corp.	670	18,692
#Kumho Electronics Co., Ltd.	7,292	308,010
#Kumho Industrial Co., Ltd.	46,110	387,282
Kumho Investment Bank	129,490	115,618
#*Kumho Tire Co., Inc.	90,000	374,439
Kumkang Industrial Co., Ltd.	5,810	60,026
Kunsul Chemical Industrial Co., Ltd.	7,190	83,597
Kwang Dong Pharmaceutical Co., Ltd.	74,760	179,128
Kyeryong Construction Industrial Co., Ltd.	10,770	200,633
#Kyobo Securities Co., Ltd.	44,300	363,993
Kyung Dong Navien Co., Ltd.	1,740	56,654
#*Kyungbang Co., Ltd.	1,100	126,982
Kyungdong City Gas Co., Ltd.	2,270	93,272
*Kyung-in Synthetic Corp.	25,170	54,687

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Kyungnam Energy Co., Ltd.	28,770	$68,675
LG Dacom Corp.	66,170	1,044,980
#LG Fashion Corp.	36,645	828,451
#LG International Corp.	65,552	1,603,935
*LG Life Sciences, Ltd.	26,935	1,559,379
#LIG Insurance Co., Ltd.	79,960	1,638,101
#Lotte Chilsung Beverage Co., Ltd.	1,401	958,523
#Lotte Confectionary Co., Ltd.	1,056	1,061,958
#Lotte Midopa Co., Ltd.	61,160	599,016
#Lotte Sam Kang Co., Ltd.	1,770	313,631
#*LS Industrial Systems Co., Ltd.	31,342	2,347,826
Macquarie Korea Infrastructure Fund	327,111	1,377,214
Manho Rope & Wire Co., Ltd.	3,950	58,479
*Meritz Fire Marine Insurance Co., Ltd.	180,948	1,251,592
#Meritz Securities Co., Ltd.	278,555	278,067
Miwon Commercial Co., Ltd.	831	44,183
*Miwon Specialty Chemical Co., Ltd.	448	24,460
#Moorim Paper Co., Ltd.	21,778	182,878
Motonic Corp.	20,900	155,677
#Namhae Chemical Corp.	63,074	780,156
#*Namkwang Engineering & Construction Co., Ltd.	32,027	236,846
Namyang Dairy Products Co., Ltd.	745	339,305
*Nasan Co., Ltd.	23,824	25,197
National Plastic Co., Ltd.	32,500	52,668
#*NCsoft Corp.	29,254	3,128,582
Nexen Corp.	3,320	107,056
*Nexen Tire Corp.	47,670	259,461
NH Investment & Securities Co., Ltd.	59,219	483,800
Nong Shim Co., Ltd.	5,583	1,131,767
Nong Shim Holdings Co., Ltd.	5,210	306,398
Noroo Paint Co., Ltd.	14,277	38,892
*ON*Media Corp.	106,370	299,815
#ORION Corp.	7,780	1,570,900
Ottogi Corp.	3,910	479,929
#Pacific Corp.	6,730	823,257
Pacific Pharmaceutical Co., Ltd.	2,030	52,499
*PaperCorea, Inc.	13,740	90,808
Pohang Coated Steel Co., Ltd.	6,320	137,810
*Poong Lim Industrial Co., Ltd.	31,880	68,026
*Poongsan Corp.	34,931	724,946
#*Poongsan Holdings Corp.	6,567	115,667
*Prime Entertainment Co., Ltd.	2,676	2,167
#Pulmuone Co., Ltd.	2,916	130,498
Pum Yang Construction Co., Ltd.	8,260	52,781
Pusan City Gas Co., Ltd.	14,730	277,672
*Pyung Hwa Holdings Co., Ltd.	2	2
Pyung Hwa Industrial Co., Ltd.	6	11
S&T Corp.	93	2,218
#*S&T Daewoo Co., Ltd.	12,330	266,229
S&T Dynamics Co., Ltd.	37,642	463,582
#S&T Holdings Co, Ltd.	31,368	369,656
#S1 Corp.	28,093	1,124,491
#*Saehan Industries, Inc.	651,800	707,898
*Saehan Media Corp.	3,460	8,440
*Sajo Industries Co., Ltd.	5,990	135,855
*Sajodaerim Corp.	4,770	76,378
#Sam Jin Pharmaceutical Co., Ltd.	25,657	320,737
#Sam Kwang Glass Industrial Co., Ltd.	4,820	155,998
Sam Whan Camus Co., Ltd.	5,270	36,086
Sam Yung Trading Co., Ltd.	13,450	57,723
#Sambu Construction Co., Ltd.	10,903	218,599

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Samchully Co., Ltd.	5,480	$579,603
*Samho International Co., Ltd.	12,681	41,609
*Samhwa Asset Co.	317	4,438
Samhwa Crown and Closure Co., Ltd.	412	7,558
Samhwa Paints Industrial Co., Ltd.	26,400	89,529
*Samick Musical Instruments Co., Ltd.	146,160	118,204
Samsung Climate Control Co., Ltd.	6,810	39,160
Samsung Fine Chemicals Co., Ltd.	37,500	1,485,979
*Samwha Capacitor Co., Ltd.	6,510	56,543
Samwhan Corp.	13,660	136,054
#Samyang Corp.	8,990	290,587
Samyang Foods Co., Ltd.	7,360	113,128
Samyang Genex Co., Ltd.	4,026	196,236
Samyang Tongsang Co., Ltd.	1,760	41,506
#Samyoung Electronics Co., Ltd.	17,870	166,662
#Seah Besteel Corp.	21,720	263,379
SeAH Holdings Corp.	4,622	228,307
#SeAH Steel Corp.	6,214	176,844
Sebang Co., Ltd.	15,655	178,724
#Sejong Industrial Co., Ltd.	21,610	107,732
Seoul City Gas Co., Ltd.	3,590	189,932
#*Seoul Securities Co., Ltd.	706,624	597,842
*Serim Paper Manufacturing Co., Ltd.	32,013	108,234
#Sewon Cellontech Co., Ltd.	50,071	351,697
#*SH Chemical Co., Ltd.	148,722	62,016
Shin Won Corp.	60,100	81,289
Shin Young Securities Co., Ltd.	10,600	314,234
Shinhan Engineering & Construction Co., Ltd.	3,676	46,247
Shinpoong Pharmaceutical Co., Ltd.	4,680	84,273
Shinsegae Engineering & Construction Co., Ltd.	2,990	33,362
Shinsung Engineering Co., Ltd.	924	1,869
Shinsung FA Co., Ltd.	914	1,858
#Shinsung Holdings Co., Ltd.	42,570	143,595
#Sindo Ricoh Co., Ltd.	11,169	562,002
SJM Co., Ltd.	22,510	102,340
#SK Chemicals Co., Ltd.	22,820	1,244,025
SK Energy Co., Ltd.	8	735
#SK Gas Co., Ltd.	9,960	429,048
SKC Co., Ltd.	36,520	558,567
SL Corp.	19,820	88,261
*Solomon Mutual Savings Bank	11,267	40,557
*Songwon Industrial Co., Ltd.	12,420	108,223
#*Ssangyong Cement Industry Co., Ltd.	79,381	564,676
#*STX Corp.	31,266	430,620
#*STX Engine Co., Ltd.	42,322	617,989
#*STX Offshore & Shipbuilding Co., Ltd.	104,630	1,116,751
Suheung Capsule Co., Ltd.	16,030	102,261
#*Sung Shin Cement Co., Ltd.	16,490	99,715
*Sungchang Enterprise Holdings, Ltd.	6,150	101,272
#*Sungwon Corp.	49,310	162,213
*Sunjin Co., Ltd.	2,840	73,828
#Sunkyong Securities Co., Ltd.	382,400	817,865
Tae Kwang Industrial Co., Ltd.	880	554,112
#Tae Kyung Industrial Co., Ltd.	29,140	126,253
#Taeyoung Engineering & Construction	90,740	375,134
#Tai Han Electric Wire Co., Ltd.	46,650	745,490
Tai Lim Packaging Industries Co., Ltd.	62,000	41,285
#TCC Steel	16,345	69,359
*Tec & Co.	25,071	80,583
Telcoware Co., Ltd.	9,000	52,276
#*Tong Yang Major Corp.	70,586	229,991

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Tong Yang Securities, Inc.	146,666	$1,343,759
*Trigem Computer, Inc.	13	—
*TRYBRANDS, Inc.	3,207	9,048
#TS Corp.	5,500	220,346
#Uangel Corp.	12,280	59,747
#Unid Co., Ltd.	6,000	155,291
Union Steel Manufacturing Co., Ltd.	13,912	253,624
Whanin Pharmaceutical Co., Ltd.	13,650	155,597
#Woongjin Thinkbig Co., Ltd.	34,669	652,270
#*Woongjin.Com Co., Ltd.	62,107	557,959
#Woori Financial Co., Ltd.	20,620	162,570
WooSung Feed Co., Ltd.	17,000	22,373
YESCO Co., Ltd.	5,950	130,169
Yoosung Enterprise Co., Ltd.	33,540	67,658
#Youlchon Chemical Co., Ltd.	32,710	257,175
*Young Poong Mining & Construction Corp.	1,580	74
Young Poong Paper Manufacturing Co., Ltd.	580	8,052
#Youngone Corp. (6150493)	15,176	311,559
*Youngone Corp. (B622C10)	60,704	398,960
Youngpoong Corp.	2,040	993,570
Yuhan Corp.	13,486	2,172,055
Yuhwa Securities Co., Ltd.	12,910	163,039
#*Yungjin Pharm Co., Ltd.	95,136	115,539
*ZeroOne Interactive Co., Ltd.	16,000	2,545

TOTAL SOUTH KOREA		127,380,938

TAIWAN — (10.6%)
*A.G.V. Products Corp.	741,782	277,045
Aaeon Technology, Inc.	174,392	233,501
Ability Enterprise Co., Ltd.	752,076	1,384,992
*Abocom Systems, Inc.	470	157
Acbel Polytech, Inc.	777,600	531,448
Accton Technology Corp.	36,000	13,412
*Adlink Technology, Inc.	62,000	43,574
Advantech Co., Ltd.	199,000	354,187
*ALI Corp.	149,000	293,429
Altek Corp.	524,042	887,815
Ambassador Hotel (The)	597,000	605,263
Ampoc Far East Co., Ltd.	158,444	59,985
Amtran Technology Co., Ltd.	1,108,190	1,053,231
Apex Biotechnology Corp.	205,381	355,451
*Apex Science & Engineering Corp.	124,000	57,458
*Arima Communication Corp.	36,000	13,093
*Arima Optoelectronics Corp.	92,594	32,904
*Asia Chemical Corp.	559,000	170,233
*Asia Optical Co, Inc.	133,000	214,644
Asia Polymer Corp.	495,936	358,267
Asia Vital Components Co., Ltd.	391,575	406,352
Aten International Co., Ltd.	197,479	267,908
Aurora Corp.	541,499	564,360
Aurora Systems Corp.	244,244	127,440
*AV Tech Corp.	24,000	69,472
*Avermedia Technologies, Inc.	362,447	431,071
Basso Industry Corp., Ltd.	7,000	6,604
*Behavior Tech Computer Corp.	775	90
Bes Engineering Corp.	2,691,750	746,240
*Biostar Microtech International Corp.	231,975	169,557
*Bright Led Electronics Corp.	80,000	86,549
C Sun Manufacturing, Ltd.	255,221	112,275
*Cameo Communications, Inc.	23,000	12,407
*Capital Securities Corp.	1,088,000	504,463

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Carnival Industrial Corp.	656,000	$131,904
*Cathay Real Estate Development Co., Ltd.	571,000	226,092
*Central Reinsurance Co., Ltd.	826,402	322,262
Chain Qui Development Co., Ltd.	226,083	163,119
Champion Building Materials Co., Ltd.	560,993	225,077
Charoen Pokphand Enterprises Co., Ltd.	351,000	167,735
*Cheng Loong Corp.	1,760,330	574,339
Cheng Uei Precision Industry Co., Ltd.	349,000	663,035
Chenming Mold Industrial Corp.	276,437	76,656
*Chia Hsin Cement Corp.	1,068,304	540,395
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	541,711	1,184,654
Chilisin Electronics Corp.	207,535	101,720
China Chemical & Pharmaceutical Co.	408,000	282,227
China Ecotek Corp.	170,000	214,758
China Electric Manufacturing Co., Ltd.	694,900	483,180
*China General Plastics Corp.	665,000	236,112
*China Glaze Co., Ltd.	329,423	185,057
China Hi-Ment Corp.	396,348	488,850
*China Life Insurance Co., Ltd.	1,647,177	1,196,252
China Man-Made Fiber Co., Ltd.	2,399,879	438,921
*China Metal Products Co., Ltd.	426,182	496,318
*China Motor Co., Ltd.	363,000	248,997
*China Petrochemical Development Corp.	1,295,000	463,397
*China Rebar Co., Ltd.	55,174	—
China Steel Chemical Corp.	412,554	1,050,601
China Steel Structure Co., Ltd.	232,000	163,473
China Synthetic Rubber Corp.	712,954	739,157
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	145,903
Chinese Maritime Transport, Ltd.	446,850	1,174,206
Ching Feng Home Fashions Industries Co., Ltd.	199,403	42,851
Chin-Poon Industrial Co., Ltd.	559,208	413,487
*Chong Hong Construction Co.	134,000	243,854
*Chou Chin Industrial Co., Ltd.	825	—
Chroma Ate, Inc.	581,380	1,114,752
Chun Yu Works & Co., Ltd.	469,000	125,004
Chun Yuan Steel Industrial Co., Ltd.	1,046,537	346,594
Chung Hsin Electric & Machinery Co., Ltd.	753,000	451,502
*Chung Hung Steel Corp.	39,000	14,751
Chung Hwa Pulp Corp.	843,594	347,155
*Clevo Co.	344,000	429,315
*CMC Magnetics Corp.	2,990,000	656,617
Collins Co., Ltd.	462,700	120,836
Compal Communications, Inc.	535,000	789,556
*Compeq Manufacturing Co., Ltd.	2,207,000	569,493
Continental Engineering Corp.	1,297,067	486,538
*Cosmo Electronics Corp.	207,900	198,533
*Cosmos Bank Taiwan	575,090	63,354
CTCI Corp.	950,013	826,156
CX Technology Co., Ltd.	62,368	19,413
*Cyberlink Corp.	69,000	266,133
Cybertan Technology, Inc.	440,779	571,872
Cyntec Co., Ltd.	327,304	740,798
Da-Cin Construction Co., Ltd.	482,711	302,860
*De Licacy Industries Co., Ltd.	70,000	12,818
*Delpha Construction Co., Ltd.	357,265	123,901
*Der Pao Construction Co., Ltd.	476,000	12,001
Diamond Flower Electric Instrument Co., Ltd.	203,524	235,699
D-Link Corp.	898,665	837,373
*Dynamic Electronics Co., Ltd.	111,000	110,692

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Eastern Media International Corp.	2,366,337	$495,955
Eclat Textile Co., Ltd.	240,920	141,166
*Edom Technology Co., Ltd.	238,776	101,254
Elan Microelectronics Corp.	614,715	832,326
*E-Lead Electronic Co., Ltd.	82,942	55,854
Elite Material Co., Ltd.	342,129	234,544
Elite Semiconductor Memory Technology, Inc.	118,200	163,859
Elitegroup Computer Systems Co., Ltd.	412,182	156,455
*Enlight Corp.	149,899	9,280
*EnTie Commercial Bank	293,603	81,945
Eternal Chemical Co., Ltd.	510,290	472,864
*Everest Textile Co., Ltd.	830,562	159,675
*Evergreen International Storage & Transport Corp.	1,691,000	1,368,566
Everlight Chemical Industrial Corp.	655,000	469,908
*Evertop Wire Cable Corp.	45,461	8,062
Excel Cell Electronics Co., Ltd.	143,000	51,837
*Far Eastern International Bank	314,724	106,516
*Faraday Technology Corp.	205,000	318,601
*Federal Corp.	742,244	555,684
Feng Hsin Iron & Steel Co., Ltd.	381,100	576,193
Feng Tay Enterprise Co., Ltd.	791,561	653,733
*FIC Global, Inc.	27,289	2,836
*First Copper Technology Co., Ltd.	703,000	239,685
First Hotel	424,955	310,425
*First Insurance Co., Ltd. (The)	531,179	190,170
First Steamship Co., Ltd.	335,200	423,670
Flytech Technology Co., Ltd.	123,750	286,951
*Forhouse Corp.	40,000	36,765
Formosa Epitaxy, Inc.	226,758	313,082
Formosan Rubber Group, Inc.	841,000	627,670
Fortune Electric Co., Ltd.	478,170	423,441
*Fu I Industrial Co., Ltd.	97,900	25,297
*Fwuson Industry Co., Ltd.	466,590	168,989
G Shank Enterprise Co., Ltd.	335,014	229,637
*G.T.M. Corp.	338,000	209,659
Gem Terminal Industries Co., Ltd.	302,386	212,522
*GeoVision, Inc.	19,000	71,996
Getac Technology Corp.	679,360	604,434
Giant Manufacture Co., Ltd.	633,994	1,644,033
*Giantplus Technology Co., Ltd.	29,000	16,123
Giga-Byte Technology Co., Ltd.	1,390,800	1,179,669
*Global Unichip Corp.	51,000	219,756
Globe Union Industrial Corp.	426,944	385,367
*Gold Circuit Electronics, Ltd.	839,056	297,577
Goldsun Development & Construction Co., Ltd.	2,125,148	961,404
Good Will Instrument Co., Ltd.	141,120	80,443
*Grand Pacific Petrochemical Corp.	1,130,000	569,309
Grape King, Inc.	183,000	177,204
Great China Metal Industry Co., Ltd.	462,000	276,078
Great Taipei Gas Co., Ltd.	830,000	405,937
Great Wall Enterprise Co., Ltd.	791,692	819,730
Greatek Co., Ltd.	853,621	808,930
Hanpin Co., Ltd.	151,000	62,528
Hey Song Corp.	765,000	400,987
Highwealth Construction Corp.	1,037,871	1,289,013
Hitron Technologies, Inc.	177,659	89,105
*Ho Tung Holding Corp.	1,003,818	455,055
*Hocheng Corp.	542,700	167,982
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	221,213
*Holtek Semiconductor, Inc.	103,000	115,287
Hong Tai Electric Industrial Co., Ltd.	567,000	225,790

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Hong Yi Fiber Industry Co., Ltd.	158,320	$36,794
*Honmyue Enterprise Co., Ltd.	139,080	26,689
Hsin Kuang Steel Co., Ltd.	399,442	314,367
Hsing Ta Cement Co., Ltd.	620,000	189,312
*Hua Eng Wire & Cable Co., Ltd.	988,565	314,039
*Huaku Development Co., Ltd.	180,000	426,848
*Huang Hsiang Construction Corp.	194,800	361,920
Hung Ching Development & Construction Co., Ltd.	449,000	222,078
Hung Poo Construction Corp.	490,658	707,985
*Hwa Fong Rubber Co., Ltd.	471,670	189,290
*Ichia Technologies, Inc.	26,000	13,597
I-Chiun Precision Industry Co., Ltd.	258,313	334,867
*ICP Electronics, Inc.	45,000	45,503
*Inernational Semiconductor Technology, Ltd.	45,000	14,391
Infortrend Technology, Inc.	439,164	659,533
ITE Technology, Inc.	186,408	347,780
*Jess-Link Products Co., Ltd.	71,000	149,456
*Jui Li Enterprise Co., Ltd.	346,080	91,749
K Laser Technology, Inc.	295,693	158,238
Kang Na Hsiung Co., Ltd.	305,020	207,387
*Kao Hsing Chang Iron & Steel Corp.	784,000	138,923
Kaulin Manufacturing Co., Ltd.	274,330	123,371
Kee Tai Properties Co., Ltd.	830,997	415,561
Kenda Rubber Industrial Co., Ltd.	831,751	982,427
*King Slide Works Co., Ltd.	4,000	20,725
King Yuan Electronics Co., Ltd.	2,116,979	817,088
Kingdom Construction Co., Ltd.	889,000	665,561
*King’s Town Bank	1,795,701	427,572
*King’s Town Construction Co., Ltd.	545,359	451,091
*Kinpo Electronics, Inc.	2,658,157	696,738
Kinsus Interconnect Technology Corp.	205,000	513,896
Knowledge-Yield-Excellence Systems Corp.	415,904	384,532
Kung Long Batteries Industrial Co., Ltd.	64,000	79,361
*Kuoyang Construction Co., Ltd.	687,000	329,327
*Kwong Fong Industries Corp.	996,000	240,485
*Lan Fa Textile Co., Ltd.	618,423	167,509
*Lead Data Co., Ltd.	494,858	93,367
Leader Electronics, Inc.	58,081	39,812
*Leadtek Research, Inc.	6,961	1,431
*Lealea Enterprise Co., Ltd.	1,198,050	247,157
Lee Chang Yung Chemical Industry Corp.	1,296,619	1,438,027
Lee Chi Enterprises Co., Ltd.	326,000	110,114
*Leofoo Development Co., Ltd.	507,000	266,573
Les Enphants Co., Ltd.	318,800	317,118
*Li Peng Enterprise Co., Ltd.	967,824	393,832
Lien Hwa Industrial Corp.	1,183,783	542,046
Lingsen Precision Industries, Ltd.	506,506	175,371
*Lite-On Semiconductor Corp.	152,000	99,724
*Long Bon International Co., Ltd.	797,945	279,634
*Long Chen Paper Co., Ltd.	866,062	276,169
*Lucky Cement Corp.	620,000	153,200
*Lumax International Corp., Ltd.	41,100	72,212
Makalot Industrial Co., Ltd.	237,202	418,879
*Mayer Steel Pipe Corp.	282,160	160,650
Maywufa Co., Ltd.	67,632	34,619
Meiloon Co., Ltd.	399,053	146,676
*Mercuries & Associates, Ltd.	987,477	415,136
Merida Industry Co., Ltd.	432,170	696,159
Merry Electronics Co., Ltd.	31,363	52,347
Microelectronics Technology, Inc.	672,315	283,804
Micro-Star International Co., Ltd.	1,802,075	1,077,540

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Min Aik Technology Co., Ltd.	224,317	$249,303
Mirle Automation Corp.	250,568	202,671
Mitac International Corp.	1,126,000	526,629
*Mobiletron Electronics Co., Ltd.	135,000	100,232
*Mospec Seminconductor Corp.	117,000	53,815
*Mustek Systems, Inc.	129,119	23,926
Nak Sealing Technologies Corp.	121,954	107,182
*Namchow Chemical Industrial Co., Ltd.	473,000	296,283
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,007,217
Nantex Industry Co., Ltd.	455,135	288,152
National Petroleum Co., Ltd.	455,824	471,675
*New Asia Construction & Development Co., Ltd.	133,618	28,618
*Ocean Plastics Co., Ltd.	342,200	231,991
*Optimax Technology Corp.	674	37
Opto Tech Corp.	789,886	576,175
Oriental Union Chemical Corp.	1,095,788	753,268
*Pacific Construction Co., Ltd.	1,054,000	131,460
Pan Jit International, Inc.	463,318	312,952
Pan-International Industrial Corp.	452,088	658,763
PC Home Online	49,000	101,313
Phihong Technology Co., Ltd.	585,001	500,029
*Phoenix Precision Technology Corp.	499,000	336,398
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	538,971
*Potrans Electrical Corp.	228,000	30,565
*President Securities Corp.	739,000	432,469
*Prince Housing & Development Corp.	1,616,398	701,188
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	36,073
Promise Technology, Inc.	232,309	164,330
*Protop Technology Co., Ltd.	192,000	1,240
*Quintain Steel Co., Ltd.	459,750	107,566
*Radium Life Tech Corp.	837,999	619,215
Ralec Electronic Corp.	92,405	115,268
*Rectron, Ltd.	178	26
*Rexon Industrial Corp., Ltd.	469,000	143,368
*Ritek Corp.	4,755,000	1,132,990
Ruentex Development Co., Ltd.	886,000	993,587
*Ruentex Industries, Ltd.	1,279,000	2,087,604
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,721,124	270,618
San Fang Chemical Industry Co., Ltd.	316,522	372,174
*Sanyang Industrial Co., Ltd.	1,402,046	562,068
Sanyo Electric Co., Ltd.	503,000	503,916
SDI Corp.	274,000	320,411
Senao International Co., Ltd.	375,541	505,764
Sheng Yu Steel Co., Ltd.	552,980	379,027
*Shih Wei Navigation Co., Ltd.	171,000	234,104
Shihlin Electric & Engineering Corp.	895,000	1,076,097
*Shihlin Paper Corp.	418,000	821,773
Shin Shin Co., Ltd.	49,000	36,074
*Shin Zu Shing Co., Ltd.	3,000	13,711
*Shinkong Co., Ltd.	542,131	276,278
Shinkong Synthetic Fibers Co., Ltd.	2,321,961	573,162
*Shuttle, Inc.	290,152	205,259
Sigurd Microelectronics Corp.	424,974	212,650
*Silicon Integrated Systems Corp.	1,939,000	918,138
Silitech Technology Corp.	247,651	770,913
Sincere Navigation Corp.	24,786	27,553
*Sinkang Industries Co., Ltd.	259,805	112,946
*Sinkong Spinning Co., Ltd.	469,542	438,634

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Sinon Corp.	556,510	$220,392
*Sintek Photronics Corp.	1,044,508	541,409
Sinyi Realty, Inc.	317,474	528,277
Sitronix Technology Corp.	57,000	95,063
Siward Crystal Technology Co., Ltd.	201,013	81,307
Solomon Technology Corp.	281,138	116,216
*Sonix Technology Co., Ltd.	94,000	175,192
South East Soda Manufacturing Co., Ltd.	279,250	243,958
*Southeast Cement Co., Ltd.	899,700	305,827
SPI Electronic Co., Ltd.	281,556	296,782
Springsoft, Inc.	123,000	107,741
Standard Chemical & Pharmaceutical Co., Ltd.	212,685	177,941
Standard Foods Taiwan, Ltd.	533,655	583,409
Stark Technology, Inc.	226,860	128,926
Sunonwealth Electric Machine Industry Co., Ltd.	339,486	203,445
*Sunplus Technology Co., Ltd.	80,000	66,326
Sunrex Technology Corp.	612,736	629,701
*Syscom Computer Engineering Co.	30,000	9,226
Sysware Systex Corp.	261,388	324,937
T JOIN Transportation Co., Ltd.	802,000	498,656
*Ta Chen Stainless Pipe Co., Ltd.	30,197	20,689
*Ta Chong Bank, Ltd.	3,172,212	623,254
*Ta Ya Electric Wire & Cable Co., Ltd.	884,858	203,624
Ta Yih Industrial Co., Ltd.	194,000	176,153
Tah Hsin Industrial Corp.	447,000	310,669
Ta-I Technology Co., Ltd.	241,946	171,547
Taichung Commercial Bank	2,300,841	569,823
Tainan Enterprises Co., Ltd.	263,370	185,629
*Tainan Spinning Co., Ltd.	2,480,000	915,333
*Taisun Enterprise Co., Ltd.	542,000	208,155
*Taita Chemical Co., Ltd.	452,170	185,948
Taiwan Acceptance Corp.	229,480	215,370
*Taiwan Cogeneration Corp.	355,000	172,341
*Taiwan Fire & Marine Insurance Co., Ltd.	529,602	414,663
*Taiwan Flourescent Lamp Co., Ltd.	176,000	16,126
Taiwan Hon Chuan Enterprise Co., Ltd.	337,311	543,905
Taiwan Kai Yih Industrial Co., Ltd.	242,396	143,248
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Life Insurance Co., Ltd.	964,816	862,849
Taiwan Line Tek Electronic Co., Ltd.	77,214	116,889
Taiwan Mask Corp.	528,720	181,281
Taiwan Navigation Co., Ltd.	598,777	807,921
Taiwan Paiho Co., Ltd.	438,253	271,037
*Taiwan Pulp & Paper Corp.	618,000	180,710
Taiwan Sakura Corp.	423,437	176,435
Taiwan Secom Co., Ltd.	710,332	1,085,807
Taiwan Sogo Shinkong Security Co., Ltd.	538,278	346,549
*Taiwan Styrene Monomer Corp.	987,303	411,124
*Taiwan Tea Corp.	825,739	469,504
*Taiyen Biotech Co., Ltd.	438,000	255,595
Teco Electric & Machinery Co., Ltd.	354,000	140,927
*Tecom, Ltd.	447,114	168,016
Ten Ren Tea Co., Ltd.	123,980	132,472
*Test Research, Inc.	78,000	58,644
Test-Rite International Co., Ltd.	794,438	359,107
Thinking Electronic Industrial Co., Ltd.	184,204	278,638
*Thye Ming Industrial Co., Ltd.	267,015	361,191
Ton Yi Industrial Corp.	2,487,280	866,617
*Topco Scientific Co., Ltd.	19,000	18,329
Tsann Kuen Enterprise Co., Ltd.	324,642	267,515
TSRC Corp.	397,000	462,445

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
TTET Union Corp.	264,000	$299,703
*Twinhead International Corp.	500	79
TYC Brother Industrial Co., Ltd.	506,910	307,480
*Tycoons Group Enterprise Co., Ltd.	719,000	108,358
*Tyntek Corp.	449,337	393,429
*Tze Shin International Co., Ltd.	329,558	124,391
*Uniform Industrial Corp.	88,823	69,982
*Union Bank of Taiwan	3,105,488	550,169
*Union Insurance Co., Ltd.	79,732	66,560
Unitech Electronics Co., Ltd.	250,804	128,000
*Unitech Printed Circuit Board Corp.	660,303	216,795
United Integration Service Co., Ltd.	446,439	230,378
*Unity Opto Technology Co., Ltd.	130,000	201,359
*Universal Cement Corp.	944,191	447,613
Universal Scientific Industrial Co., Ltd.	1,735,843	856,400
Universal, Inc.	126,690	115,639
UPC Technology Corp.	1,364,071	657,446
*USI Corp.	1,203,000	566,261
Ve Wong Corp.	326,550	246,566
*Veutron Corp.	145,000	9,357
*Visual Photonics Epitacy Co., Ltd.	182,813	363,469
*Wah Lee Industrial Corp.	99,000	113,459
*Walsin Technology Corp., Ltd.	1,100,544	425,947
Wan Hwa Enterprise Co., Ltd.	484,100	206,603
*Waterland Financial Holdings	3,648,021	1,109,797
*Wei Chih Steel Industrial Co., Ltd.	433,000	100,024
*Wei Chuan Food Corp.	737,000	959,302
*Weikeng Industrial Co., Ltd.	36,000	20,034
*Weltrend Semiconductor, Inc.	374,833	281,257
*Winbond Electronics Corp.	1,088,000	200,941
*Wintek Corp.	663,000	441,510
Wistron NeWeb Corp.	313,202	414,187
WPG Holdings Co., Ltd.	244,904	335,058
*WT Microelectronics Co., Ltd.	28,000	18,975
Yageo Corp.	4,968,000	1,369,228
Yeung Cyang Industrial Co., Ltd.	509,170	387,729
Yieh Phui Enterprise Co., Ltd.	2,488,569	807,319
Yosun Industrial Corp.	543,269	488,238
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	1,041,678
*Yulon Nissan Motor Co., Ltd.	157,000	305,157
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	326,499
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	434,545
Yung Tay Engineering Co., Ltd.	729,000	541,407
*Zenitron Corp.	36,000	21,848
*Zig Sheng Industrial Co., Ltd.	809,759	311,254
Zinwell Corp.	452,586	778,484
Zippy Technology Corp.	217,948	101,978
Zyxel Communication Corp.	974,430	670,859

TOTAL TAIWAN		134,178,175

THAILAND — (2.3%)
*ACL Bank PCL (Foreign)	121,000	39,458
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	135,359
Amata Corp. PCL (Foreign)	1,818,700	424,409
*Apex Development PCL (Foreign)	3,536	2,279
Asian Property Development PCL (Foreign) NVDR	2,158,000	361,550
Bangchak Petroleum PCL (Foreign)	709,300	292,845
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	195,665
Bangkok Chain Hospital PCL (Foreign)	2,918,125	422,550
Bangkok Dusit Medical Services PCL (Foreign)	732,500	530,337
Bangkok Expressway PCL (Foreign)	1,170,400	644,289

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Bangkok First Investment & Trust PCL (Foreign)	681,700	$82,395
Bangkok Insurance PCL (Foreign)	84,734	600,807
*Bangkok Land PCL (Foreign) NVDR	21,859,870	385,859
*Bangkok Rubber PCL (Foreign)	14,600	1,083
Big C Supercenter PCL (Foreign)	80,900	101,654
Bumrungrad Hospital PCL (Foreign)	439,300	368,000
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	405,471
*Central Paper Industry PCL (Foreign)	20	1,257
Central Plaza Hotel PCL (Foreign)	916,100	115,112
Ch. Karnchang PCL (Foreign)	708,100	127,108
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	56,071
*Country Group Securities PCL (Foreign)	4,205,461	132,109
Delta Electronics (Thailand) PCL (Foreign)	649,000	335,907
Dynasty Ceramic PCL (Foreign)	882,400	679,785
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	248,728
Erawan Group PCL (Foreign)	4,046,270	292,954
*G J Steel PCL (Foreign)	15,187,500	104,506
GMM Grammy PCL (Foreign)	928,000	410,902
Hana Microelectronics PCL (Foreign)	1,281,796	713,281
Hermraj Land & Development PCL (Foreign)	5,290,100	126,614
Home Product Center PCL (Foreign)	6,381,093	797,995
ICC International PCL (Foreign)	204,600	252,498
Indorama Polymers PCL (Foreign)	833,100	299,093
*Italian-Thai Development PCL (Foreign) NVDR	1,244,530	118,403
*ITV PCL (Foreign)	2,785,600	87,506
Jasmine International PCL (Foreign)	2,110,700	29,679
Khon Kaen Sugar Industry PCL (Foreign)	934,800	349,589
Kiatnakin Bank PCL (Foreign) NVDR	764,800	577,747
Kim Eng Securities Thailand PCL (Foreign)	367,600	144,071
*Krungthai Card PCL (Foreign)	576,700	222,571
Laguna Resorts & Hotels PCL (Foreign)	80,500	92,120
Lanna Resources PCL (Foreign)	548,800	244,641
*Loxley PCL (Foreign)	3,228,020	241,438
Major Cineplex Group PCL (Foreign)	1,494,300	326,354
MBK Development PCL (Foreign)	330,900	663,285
*MCOT PCL (Foreign)	1,092,200	741,748
Minor International PCL (Foreign)	3	1
*Muang Thai Insurance PCL (Foreign)	19,588	30,180
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	67,225
*Nation Multimedia Group PCL (Foreign)	106,259	15,895
Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	275,900
Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	39,964
Patum Rice Mill & Granary PCL (Foreign)	5,500	7,734
Polyplex PCL (Foreign)	1,057,800	181,970
Precious Shipping PCL (Foreign)	480,900	266,168
*Preuksa Real Estate PCL (Foreign)	1,330,300	620,873
Property Perfect PCL (Foreign)	1,745,800	208,921
Quality Houses PCL (Foreign)	11,876,300	888,280
*Regional Container Lines PCL (Foreign)	1,112,300	362,725
Robinson Department Store PCL (Foreign)	1,875,025	524,502
Rojana Industrial Park PCL (Foreign)	1,122,800	345,994
Saha Pathana Inter-Holding PCL (Foreign)	350,000	182,722
Saha-Union PCL (Foreign)	636,600	342,821
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	881,769
Samart Corporation PCL (Foreign)	1,676,200	303,396
Samart I-Mobile PCL (Foreign)	9,503,000	497,539
Sansiri PCL (Foreign)	2,621,166	316,814
SC Asset Corp. PCL (Foreign)	580,100	197,850
SE-Education PCL (Foreign)	138,900	31,998
Serm Suk PCL (Foreign)	10,000	4,547
*Shinawatra Satellite PCL (Foreign)	615,700	140,916

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Siam Future Development PCL (Foreign)	440,000	$41,071
Siam Makro PCL (Foreign)	355,600	848,440
*Sino-Thai Engineering & Construction PCL (Foreign)	694,700	138,213
Sri Trang Agro Industry PCL (Foreign)	370,998	183,140
Supalai PCL (Foreign)	2,640,533	442,393
*Tata Steel (Thailand) PCL (Foreign)	8,945,300	567,361
Thai Carbon Black PCL (Foreign)	87,900	47,599
Thai Plastic & Chemicals PCL (Foreign)	1,357,900	739,380
Thai Reinsurance PCL (Foreign)	1,484,700	220,317
Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	400,838
Thai Union Frozen Products PCL (Foreign)	533,900	443,253
Thai Vegetable Oil PCL (Foreign)	1,087,875	517,493
Thai Wacoal PCL (Foreign)	78,000	91,010
Thanachart Capital PCL (Foreign)	2,034,100	1,198,856
Thoresen Thai Agencies PCL (Foreign)	327,500	262,098
Ticon Industrial Connection PCL (Foreign)	1,026,600	299,457
*Tipco Asphalt PCL (Foreign)	352,190	305,565
TIPCO Foods (Thailand) PCL (Foreign)	642,282	93,004
Tisco Financial Group PCL (Foreign)	655,900	423,858
*TPI Polene PCL (Foreign)	933,860	268,214
*True Corp. PCL (Foreign)	4,526,000	468,510
*Tycoons Worldwide Group PCL (Foreign)	804,700	142,041
Univanich Palm Oil PCL (Foreign)	30,000	69,559
Univentures PCL (Foreign)	1,801,100	120,702
Vanachai Group PCL (Foreign)	2,463,066	160,643
Vinythai PCL (Foreign)	2,273,034	445,426

TOTAL THAILAND		29,202,227

TURKEY — (2.6%)
*Acibadem Saglik Hizmetleri ve Ticares A.S.	—	2
Adana Cimento Sanayi Ticaret A.S.	532,137	214,520
*Adana Cimento T.A.S.	45,000	183,023
Afyon Cimento Sanayii Ticaret A.S.	66	66,086
*Ak-Al Tekstil A.S.	—	—
Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,284,615
Akenerji Elektrik Uretim A.S.	80,193	719,650
*Aksa Akrilik Kimya Sanayii A.S.	142,045	152,966
Aksigorta A.S.	294,017	887,960
*Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	—	—
*Aktas Elektrik Ticaret A.S.	370	36,920
Alarko Holding A.S.	129,551	326,344
*Albaraka Turk Katilim Bankasi AS	413,352	641,314
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	2
Anadolu Anonim Turk Sigorta Sirketi A.S.	522,746	431,479
*Anadolu Cam Sanayii A.S.	574,121	664,191
Anadolu Hayat Sigorta A.S.	84,165	221,800
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	4
*Arcelik A.S.	140,494	458,805
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	222,621
Ayen Enerji A.S.	133,075	231,729
Aygaz A.S.	216,147	765,640
Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	391,617
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	341,119
*Bati Anabolu Cimento A.S.	121,578	482,727
*Bati Soeke Cimento Sanayi A.S.	1	—
Bolu Cimento Sanayii A.S.	214,724	250,472
*Borusan Mannesmann Boru Sanayi A.S.	29,797	225,800
*Boyner Buyuk Magazacilik A.S.	189,233	135,084
Bursa Cimento Fabrikasi A.S.	173,040	578,900

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Celebi Hava Servisi A.S.	36,194	$253,211
Cemtas Celik Makina Sanayi ve Ticaret A.S.	—	—
Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	987,967
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*Deva Holding A.S.	194,391	448,727
*Dogan Gazetecilik A.S.	98,158	191,413
*Dogan Yayin Holding A.S.	410,154	285,279
*Dogus Otomotiv Servis ve Ticaret A.S.	563,686	1,741,359
*Ege Plstik Ticaret ve Sanayi A.S.	1	—
*EGE Seramik Sanayi ve Ticaret A.S.	—	—
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,730,297	1,788,239
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	302	27,918
*Global Yatirim Holding A.S.	388,675	207,699
*Goldas Kuyumculuk Sanayi A.S.	49,862	31,034
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	179,301
Goodyear Lastikleri T.A.S.	21,850	166,802
*GSD Holding A.S.	427,556	264,576
*Gubre Fabrikalari Ticaret A.S.	30,478	149,054
*Gunes Sigorta A.S.	143,245	185,039
*Hektas Ticaret T.A.S.	16,327	9,291
*Hurriyet Gazetecilik ve Matbaacilik A.S.	516,032	550,169
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	218,039
*Ihlas Holding A.S.	410,855	138,624
*Izmir Demir Celik Sanayii A.S.	137,998	209,714
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	837,370	455,346
Karton Sanayi ve Ticaret A.S.	980	48,859
Konya Cimento Sanayii A.S.	4,921	179,492
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	246,535
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	158,000	410,252
Mardin Cimento Sanayii ve Ticaret A.S.	166,618	800,027
*Marmari Marti Otel Isletmeleri A.S.	—	—
Marshall Boya ve Vernik Sanayii A.S.	1	7
*Medya Holdings A.S.	15,849	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
*Mudurnu Tavukculuk A.S.	1,740	521
*Nergis Holding A.S.	1,784	4,391
*Net Holding A.S.	550,177	217,584
*Net Turizm Ticaret ve Sanayi A.S.	9,397	7,431
Nortel Networks Netas Telekomuenikasyon A.S.	13,916	409,313
Otobus Karoseri Sanayi A.S.	39,067	367,548
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	58,000	112,729
*Petkim Petrokimya Holding A.S.	172,124	829,779
Pinar Sut Mamulleri Sanayii A.S.	155,270	664,178
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,435
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	86,251	152,228
*Sekerbank T.A.S.	241,845	401,892
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	538,746
*Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	—	—
*Tat Konserve Sanayii A.S.	144,018	296,100
*TAV Havalimanlari Holding A.S.	152,500	417,027
*Tekfen Holding A.S.	311,586	892,185
*Tekstil Bankasi A.S.	181,377	125,317
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	141,425	223,483
Tofas Turk Otomobil Fabrikasi A.S.	306,405	769,799
*Trakya Cam Sanayii A.S.	351,036	412,760
Turcas Petrol A.S.	144,981	443,230
*Turk Demir Dokum Fabrikalari A.S.	1	3
*Turk Ekonomi Bankasi A.S.	528,459	777,761
*Turk Hava Yollari A.S.	528,355	1,475,045
*Turk Sise ve Cam Fabrikalari A.S.	631,330	662,546

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Turk Traktor ve Ziraat Makineleri A.S.	18,530	$96,545
*Turkiye Sinai Kalkinma Bankasi A.S.	543,470	532,362
Ulker Biskuvi Sanayi A.S.	125,020	292,441
*Uzel Makina Sanayii A.S.	172,635	89,576
*Vakif Finansal Kiralama A.S.	1	2
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	64,926	139,994
*Vestel Elektronik Sanayi ve Ticaret A.S.	190,016	296,217
Yapi Kredi Sigorta A.S.	102,412	630,298
*Zorlu Enerji Elektrik Uretim A.S.	185,560	354,572

TOTAL TURKEY		32,724,404

TOTAL COMMON STOCKS		1,107,325,669

PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
Banco Alfa de Investimento SA	3,200	12,825
Banco Mercantil do Brasil SA	6,500	47,045
Bardella SA Industrias Mecanicas	1,100	87,795
*Braskem SA Preferred A Sponsored ADR	301,000	3,949,120
Centrais Electricas de Santa Catarina SA	57,900	1,154,647
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	2,298,620
Companhia de Tecidos Norte de Minas	144,942	478,862
Companhia Energetica do Ceara Coelce Series A	63,400	991,525
Companhia Paranaense de Energia-Copel Series B	171,200	2,982,589
#Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	278,080
Confab Industrial SA	483,613	1,422,068
Contax Participacoes SA	17,700	793,767
Eletropaulo Metropolita SA Preferred A	184,200	3,485,119
*Empressa Metropolitanade Aguas e Energia SA	24,000	164,850
*Energisa SA	138,800	160,736
Forjas Taurus SA	181,082	713,391
Fras-Le SA	20,200	46,211
*Gol Linhas Aereas Inteligentes SA	91,900	939,033
*Industria de Bebidas Antarctica Polar SA	23,000	34,273
*Inepar Industria e Construcoes SA	11,690	271,479
Klabin SA	1,412,700	3,368,154
Lojas Americanas SA	488,403	3,185,599
Mahle-Metal Leve SA Industria e Comercio	28,666	349,050
Marcopolo SA	335,800	1,155,170
*Net Servicos de Comunicacao SA	400,902	4,940,726
Net Servicos de Comunicacao SA Preferred ADR	176,445	2,168,509
*Paranapanema SA	269,523	1,070,993
Randon e Participacoes SA	213,000	1,609,349
Rasip Agro-Pastoril SA	51,000	13,317
Sao Paulo Alpargatas SA	24,300	1,103,404
Saraiva SA Livreiros Editores	54,100	902,895
*Sharp SA Equipamentos Eletronicos	30,200,000	343
*Suzano Papel e Celullose SA	390,634	3,394,986
Ultrapar Participacoes SA	208,040	9,111,198
Uniao de Industrias Petroquimicas SA Series B	1,321,579	795,228
Vivo Participacoes SA	75,886	1,847,181
#*Votorantim Celulose e Papel SA Sponsored ADR	141,687	1,946,779
Whirlpool SA	301,516	617,889

TOTAL BRAZIL		57,892,805

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	41,324

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	176,957	11,408

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Malayan United Industries Berhad A2	176,957	$9,334

TOTAL MALAYSIA		20,742

TOTAL PREFERRED STOCKS		57,954,871

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Eternit SA Rights 11/24/09	37,192	33,992

CHILE — (0.0%)
*Empresas La Polar SA Rights 11/27/09	60,740	24,024

CHINA — (0.0%)
*New World China Land, Ltd. Rights 11/11/09	61,000	4,329

MALAYSIA — (0.0%)
*OSK Holdings Berhad Warrants 09/30/12	1,696	40
*Ramunia Holdings Berhad Warrants 12/20/09	1,840	192

TOTAL MALAYSIA		232

PHILIPPINES — (0.0%)
*Security Bank Corp. Rights 11/11/09	86,714	50,992

SOUTH AFRICA — (0.0%)
*Super Group, Ltd. Rights 11/20/09	13,651,864	262,200

SOUTH KOREA — (0.0%)
*Pumyang Construction Co., Ltd. Rights 12/02/09	3,500	67

TAIWAN — (0.0%)
*Tyntek Corp. Rights 12/10/09	29,285	10,085

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) (B1NBVQ9) Warrants 01/07/10	217,333	65
*Bangkok Land PCL (Foreign) (B2R9Y45) Warrants 01/07/10	8,472,752	40,558
*Nation Multimedia Group PCL (Foreign) Rights 10/09/09	11,806	—
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	374,266	68,863
*Sansiri PCL (Foreign) Warrants	1,310,583	—
*Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	217,575	46,216
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	171,100	16,278

TOTAL THAILAND		171,980

TOTAL RIGHTS/WARRANTS		557,901

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,270,000 FHLMC 6.040%(r), 11/01/36, valued at $1,457,263) to be repurchased at $1,433,023	$1,433	1,433,000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.5%)
§@DFA Short Term Investment Fund LP	93,074,091	$93,074,091
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,345,493) to be repurchased at $1,319,119	$1,319	1,319,111

TOTAL SECURITIES LENDING COLLATERAL		94,393,202

TOTAL INVESTMENTS — (100.0%) (Cost $968,312,341)		$1,261,664,643

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (85.6%)
BRAZIL — (5.5%)
*Acucar Guarani SA	1,508,100	$3,929,484
*Agra Empreendimentos Imobiliarios SA	2,572,015	6,906,012
Banco ABC Brasil SA	647,946	3,656,099
Banco Alfa de Investimento SA	98,700	458,314
*Banco Cruzeiro do Sul SA	10,000	58,015
Banco Daycoval SA	540,450	2,807,174
Banco do Estado do Rio Grande do Sul SA	1,011,980	6,434,024
Banco Industrial e Comercial SA	1,292,200	8,120,262
Banco Panamericano SA	1,106,800	4,146,730
Banco Pine SA	285,300	1,672,996
Banco Sofisa SA	715,300	2,249,524
Bematech SA	391,800	1,846,015
BM&F Bovespa SA	13,089,600	84,336,376
*BR Malls Participacoes SA	449,200	4,816,864
Brasil Brokers Participacoes SA	4,600	15,929
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	2,988,700	1,730,514
*BRF - Brasil Foods SA	131,400	3,167,883
*BRF - Brasil Foods SA ADR	106,991	5,175,157
Brookfield Incorporacoes SA	2,757,400	10,456,081
Camargo Correa Desenvolvimento Imobiliario SA	631,700	1,990,199
*Cia Providencia Industria e Comercio SA	229,050	734,635
Cia Vale do Rio Doce	290,000	7,392,100
*Construtora Tenda SA	1,079,700	3,217,771
*Cosan SA Industria e Comercio	1,937,900	20,516,482
*CR2 Empreendimentos Imobiliarios SA	57,300	219,559
Cremer SA	354,225	2,815,140
*Duratex SA	2,716,944	18,816,256
*Empresa Brasileira de Aeronautica SA ADR	1,195,061	24,199,985
Eternit SA	630,320	2,755,145
Even Construtora e Incorporadora SA	1,219,620	4,278,640
EZ Tec Empreendimentos e Participacoes SA	878,300	3,470,123
*Ferbasa-Ferro Ligas da Bahia SA	385,565	2,554,237
*Fertilizantes Heringer SA	120,200	682,334
Financeira Alfa SA	36,400	72,321
Gafisa SA	1,549,100	22,951,584
#Gafisa SA ADR	168,277	5,012,972
*General Shopping Brasil SA	300,930	1,216,293
Gerdau SA	1,869,600	21,385,354
Globex Utilidades SA	45,131	206,236
#Gol Linhas Aereas Inteligentes SA Sponsored ADR	96,429	990,326
Grendene SA	1,152,945	5,163,906
Guararapes Confeccoes SA	24,900	596,492
*Helbor Empreendimentos SA	25,100	156,733
*IdeiasNet SA	1,004,700	2,994,252
Iguatemi Empresa de Shopping Centers SA	358,760	5,305,233
Industrias Romi SA	626,500	4,427,750
*Inpar SA	1,245,250	2,650,822
#Itau Unibanco Holding SA ADR	808,861	15,481,596
JBS SA	3,909,700	21,572,595
JHSF Participacoes SA	1,733,800	3,484,135
*Kepler Weber SA	6,222,700	1,165,697
*Klabin Segall SA	420,300	1,133,302
Kroton Educacional SA	191,332	2,039,745
*Log-in Logistica Intermodal SA	751,000	3,546,957
M Dias Branco SA	167,100	3,602,667
*Magnesita Refratarios SA	1,148,796	8,412,505
*Magnesita Refratarios SA	193,510	1,439,022
*Marfrig Alimentos SA	458,500	5,244,536

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Medial Saude SA	542,500	$4,434,605
*Metalfrio Solutions SA	100,200	580,177
*Minerva SA	438,400	1,537,984
MPX Energia SA	386,000	5,212,841
Multiplan Empreendimentos Imobiliarios SA	132,900	2,012,059
Obrascon Huarte Lain Brasil SA	271,800	4,320,163
Parana Banco SA	83,700	446,628
*Paranapanema SA	761,267	2,912,659
PDG Realty SA Empreendimentos e Participacoes	1,302,400	10,868,120
*Plascar Participacoes Industriais SA	1,198,400	1,421,807
Porto Seguro SA	327,900	3,460,298
*Profarma Distribuidora de Produtos Farmaceuticos SA	45,825	415,432
Rodobens Negocios Imobiliarios SA	181,150	1,891,092
Rossi Residencial SA	1,678,700	11,082,698
Sao Carlos Empreendimentos e Participacoes SA	80,800	756,812
*Sao Martinho SA	409,050	4,017,124
*SLC Agricola SA	17,000	123,524
*Springs Global Participacoes SA	71,600	204,444
Sul America SA	467,095	10,977,369
*TRISUL SA	59,000	168,801
Universo Online SA	479,100	2,814,876
Usinas Siderurgicas de Minas Gerais SA	1,025,500	25,206,715
*Votorantim Celulose e Papel SA	238,670	3,269,251

TOTAL BRAZIL		484,014,569

CHILE — (2.4%)
*Almendral SA	1,120,749	108,180
Banco de Credito e Inversiones SA Series A	128,959	3,738,463
CAP SA	35,611	927,113
Cementos Bio-Bio SA	665,307	1,403,416
*Centros Comerciales Sudamericanos SA	3,680,515	11,436,319
Cintac SA	153,487	66,777
Compania Cervecerias Unidas SA	143,000	1,007,531
Compania de Consumidores de Gas Santiago SA	155,648	697,697
Compania General de Electricidad SA	883,589	5,566,636
*Compania SudAmericana de Vapores SA	9,901,043	8,127,638
CorpBanca SA	1,149,930,134	7,796,871
CorpBanca SA ADR	400	13,280
Cristalerias de Chile SA	264,624	3,000,351
Embotelladora Andina SA Series A ADR	42,895	643,425
Empresa Nacional de Electricidad SA	33,756	52,116
Empresa Nacional de Telecomunicaciones SA	38,909	517,392
Empresas CMPC SA	1,375,219	49,245,765
Empresas Copec SA	2,027,911	27,293,822
*Empresas Iansa SA	22,761,793	1,650,493
Enersis SA	31,903,095	11,339,584
Enersis SA Sponsored ADR	2,873,037	50,795,294
Industrias Forestales SA	3,436,382	809,017
*Inversiones Aguas Metropolitanas SA	2,043,020	2,414,146
Inversiones Frimetal SA	2,440,814	14,849
Madeco SA	49,034,820	3,186,178
Masisa SA	36,430,742	5,404,059
Minera Valparaiso SA	7,500	226,010
Parque Arauco SA	2,401,968	2,488,601
*Ripley Corp. SA	1,898,893	1,440,255
*Salfacorp SA	472,731	820,012
Sociedad Quimica y Minera de Chile SA Series B	102,357	3,757,299
*Socovesa SA	1,912,357	702,056
Soquimic Comercial SA	198,000	83,906
Vina Concha Y Toro SA Sponsored ADR	7,386	314,644
Vina San Pedro Tarapaca SA	86,964,000	646,968

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHILE — (Continued)
Watt’s SA	163,489	$101,613

TOTAL CHILE		207,837,776

CHINA — (12.0%)
Agile Property Holdings, Ltd.	9,004,000	11,501,761
*Aluminum Corp. of China, Ltd.	28,000	30,502
#*Aluminum Corp. of China, Ltd. ADR	287,695	7,825,304
AMVIG Holdings, Ltd.	3,391,100	1,476,885
#Angang Steel Co., Ltd.	6,255,640	11,562,590
*Anton Oilfield Services Group	3,614,000	377,727
#*Asia Cement China Holdings Corp.	2,343,000	1,479,648
Bank of China, Ltd.	180,881,000	104,011,089
Bank of Communications Co., Ltd.	4,991,000	5,973,952
Baoye Group Co., Ltd.	1,326,000	1,020,322
#*Beijing Capital International Airport Co., Ltd.	11,296,000	7,596,437
Beijing Capital Land, Ltd.	5,876,000	2,463,992
Beijing Enterprises Holdings, Ltd.	5,599,500	33,375,390
#Beijing North Star Co., Ltd.	4,538,000	1,675,420
#Bosideng International Holdings, Ltd.	12,174,000	2,158,837
#*Brilliance China Automotive Holdings, Ltd.	13,708,000	2,519,780
#*BYD Electronic International Co., Ltd.	4,256,000	3,962,358
*Casil Energine International (Holdings), Ltd.	4,052,000	476,288
#*Catic Shenzhen Holdings, Ltd.	2,458,000	702,589
*Central China Real Estate, Ltd.	3,020,000	819,703
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	23,611,625
#*China Aerospace International Holdings, Ltd.	8,570,000	1,521,204
China Agri-Industries Holdings, Ltd.	8,878,000	8,504,235
#*China Aoyuan Property Group, Ltd.	7,628,000	1,437,186
China BlueChemical, Ltd.	8,096,878	4,297,629
China Citic Bank	26,638,000	19,872,597
China Coal Energy Co.	2,704,000	3,741,607
*China Communications Services Corp., Ltd.	10,345,382	5,377,903
China Construction Bank Corp.	41,385,000	35,679,319
China COSCO Holdings Co., Ltd.	1,981,500	2,439,727
China Everbright, Ltd.	7,443,600	17,585,039
China Foods, Ltd.	13,581,200	9,955,791
#*China Grand Forestry Green Resources Group, Ltd.	25,060,000	985,472
#China Green (Holdings), Ltd.	3,996,800	3,506,272
China Haidian Holdings, Ltd.	11,853,000	1,177,308
#China Huiyuan Juice Group, Ltd.	2,354,000	1,525,246
China Merchants Holdings (International) Co., Ltd.	2,197,167	7,021,337
*China Mining Resources Group, Ltd.	20,710,000	752,827
China Mobile, Ltd.	4,500	42,185
*China Molybdenum Co., Ltd.	1,686,000	1,386,572
#*China Nickel Resources Holding Co., Ltd.	3,018,000	539,558
*China Oil & Gas Group, Ltd.	3,680,000	373,209
China Oilfield Services, Ltd.	264,000	285,256
China Petroleum and Chemical Corp. (Sinopec)	46,000	38,896
#China Petroleum and Chemical Corp. (Sinopec) ADR	128,120	10,808,203
#China Pharmaceutical Group, Ltd.	12,982,000	7,287,800
#*China Properties Group, Ltd.	3,630,000	1,105,855
*China Railway Construction Corp., Ltd.	2,842,500	3,760,594
#China Rare Earth Holdings, Ltd.	14,431,000	3,122,132
China Resources Enterprise, Ltd.	6,590,000	22,112,860
China Resources Land, Ltd.	3,636,000	8,767,969
*China Resources Microelectronics, Ltd.	17,050,000	446,710
China Shineway Pharmaceutical Group, Ltd.	160,000	225,148
#*China Shipping Container Lines Co., Ltd.	32,569,700	11,655,941
#China Shipping Development Co., Ltd.	894,000	1,263,796
China Starch Holdings, Ltd.	1,315,000	127,419
China Travel International Investment Hong Kong, Ltd.	21,415,000	4,371,548

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Unicom Hong Kong, Ltd.	2,354,000	$2,987,211
#China Unicom Hong Kong, Ltd. ADR	3,936,592	49,797,889
China Wireless Technologies, Ltd.	1,300,000	218,764
*China Zenith Chemical Group, Ltd.	13,420,000	319,743
Chongqing Iron and Steel Co., Ltd.	2,686,000	985,150
*Chongqing Machinery & Electric Co., Ltd.	4,172,000	740,029
*CIMC Enric Holdings, Ltd.	132,000	65,369
CITIC Pacific, Ltd.	5,812,000	14,941,162
#*CITIC Resources Holdings, Ltd.	14,486,000	4,052,987
*Clear Media, Ltd.	555,000	246,015
CNPC Hong Kong, Ltd.	40,880,000	42,741,026
*Coastal Greenland, Ltd.	4,978,000	408,641
Comba Telecom Systems Holdings, Ltd.	1,671,735	1,709,006
#COSCO International Holdings, Ltd.	3,118,000	1,315,124
COSCO Pacific, Ltd.	16,806,000	23,257,719
Coslight Technology International Group, Ltd.	264,000	526,576
#Country Garden Holdings Co.	19,151,000	7,342,881
Dachan Food Asia, Ltd.	847,000	152,812
#Dalian Port (PDA) Co., Ltd.	13,298,000	4,826,560
Denway Motors, Ltd.	57,266,000	27,411,466
Digital China Holdings, Ltd.	1,927,000	1,973,845
Dongfeng Motor Corp.	28,888,000	34,382,337
*Dongyue Group	448,000	45,921
#Dynasty Fine Wines Group, Ltd.	9,454,600	2,447,059
First Tractor Co., Ltd.	968,000	395,822
#Fosun International, Ltd.	8,032,000	5,450,543
Franshion Properties China, Ltd.	18,304,000	5,094,856
#*FU JI Food & Catering Services	1,275,000	1,250,290
*Fufeng Group, Ltd.	2,090,000	1,071,230
*Fushan International Energy Group, Ltd.	1,880,000	1,443,132
#Geely Automobile Holdings, Ltd.	41,421,900	14,977,182
#Global Bio-Chem Technology Group Co., Ltd.	24,527,400	6,001,247
*Goldbond Group Holdings, Ltd.	530,000	33,933
Goldlion Holdings, Ltd.	655,000	166,595
*GOME Electrical Appliances Holdings, Ltd.	1,721,040	504,144
Great Wall Motor Co., Ltd.	3,555,000	3,992,805
Great Wall Technology Co., Ltd.	1,178,000	370,403
#Greentown China Holdings, Ltd.	3,766,000	5,445,428
#Guangshen Railway Co., Ltd. Sponsored ADR	417,917	8,379,236
Guangzhou Investment Co., Ltd.	23,938,000	6,384,641
Guangzhou Pharmaceutical Co., Ltd.	3,912,000	1,877,314
Guangzhou R&F Properties Co., Ltd.	975,200	1,827,358
#Hainan Meilan International Airport Co., Ltd.	1,891,000	1,516,523
Haitian International Holdings, Ltd.	724,000	321,206
#Harbin Power Equipment Co., Ltd.	6,500,000	6,038,107
Hengdeli Holdings, Ltd.	814,000	265,044
*Hidili Industry International Development, Ltd.	4,722,000	4,844,072
#HKC (Holdings), Ltd.	15,023,800	1,178,752
#*Honghua Group, Ltd.	7,280,000	1,506,462
#Hopson Development Holdings, Ltd.	4,790,000	8,334,276
*Hua Han Bio-Pharmaceutical Holdings, Ltd.	796,000	141,207
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,706,000	2,658,091
*Industrial & Commercial Bank of China, Ltd.	19,791,000	15,746,016
#Intime Department Store Group Co., Ltd.	2,341,000	1,638,915
#Ju Teng International Holdings, Ltd.	4,064,000	3,218,112
*Kai Yuan Holdings, Ltd.	9,600,000	392,197
*Kasen International Holdings, Ltd.	172,000	42,909
Kingboard Chemical Holdings, Ltd.	1,918,500	7,721,790
#Kingboard Laminates Holdings, Ltd.	2,197,000	1,528,117
*Kingway Brewery Holdings, Ltd.	426,000	70,974
KWG Property Holding, Ltd.	7,797,000	5,583,362

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Lai Fung Holdings, Ltd.	9,071,000	$301,535
Lenovo Group, Ltd.	12,376,000	6,978,287
Lianhua Supermarket Holdings Co., Ltd.	1,352,000	2,902,955
#*Lingbao Gold Co., Ltd.	1,520,000	554,612
#Lonking Holdings, Ltd.	3,010,000	1,733,744
#*Maanshan Iron & Steel Co., Ltd.	23,102,000	13,907,116
*Media China Corp., Ltd.	19,100,000	140,734
*Min Xin Holdings, Ltd.	668,000	293,779
*Mingyuan Medicare Development Co., Ltd.	4,861,900	606,358
*Minmetals Resources, Ltd.	3,732,000	988,297
Minth Group, Ltd.	2,270,000	2,357,325
*Nan Hai Corp., Ltd.	18,400,000	260,942
*Nanjing Panda Electronics Co., Ltd.	70,000	18,488
#*Neo-China Land Group (Holdings), Ltd.	9,446,000	6,203,729
NetDragon Websoft, Inc.	1,191,000	735,475
#*New World China Land, Ltd.	5,693,600	2,269,377
#Nine Dragons Paper Holdings, Ltd.	15,852,000	22,586,912
#*Oriental Ginza Holdings, Ltd.	804,000	291,764
#PetroChina Co., Ltd. ADR	32,000	3,841,280
#*PICC Property & Casualty Co., Ltd.	5,992,000	4,421,028
#Poly Hong Kong Investment, Ltd.	6,160,000	7,048,405
Qin Jia Yuan Media Services Co., Ltd.	2,093,450	444,517
Qingling Motors Co., Ltd.	12,306,000	2,586,039
Qunxing Paper Holdings Co., Ltd.	1,301,000	523,394
*Regent Manner International, Ltd.	1,106,000	384,354
*Scud Group, Ltd.	752,000	90,815
*Semiconductor Manufacturing International Corp.	48,688,000	2,409,450
#*Semiconductor Manufacturing International Corp. ADR	892,564	2,160,005
*Shandong Chenming Paper Holdings, Ltd.	1,687,500	1,180,733
Shandong Molong Petroleum Machinery Co., Ltd.	2,204,000	306,905
#Shanghai Forte Land Co., Ltd.	5,026,000	1,531,235
Shanghai Industrial Holdings, Ltd.	7,759,000	36,449,823
Shanghai Jin Jiang International Hotels Group Co., Ltd.	5,406,000	1,650,201
Shanghai Prime Machinery Co., Ltd.	3,728,000	668,180
*Shanghai Zendai Property, Ltd.	11,010,000	456,494
Shenzhen International Holdings, Ltd.	39,207,500	2,741,529
Shenzhen Investment, Ltd.	12,964,000	5,122,564
Shenzhou International Group	1,192,000	1,271,155
#Shimao Property Holdings, Ltd.	13,759,500	25,594,065
#Shougang Concord International Enterprises Co., Ltd.	18,544,000	3,192,986
#Shui On Land, Ltd.	18,442,338	11,178,618
Sichuan Xinhua Winshare Chainstore Co., Ltd.	2,235,000	913,728
#Sino Biopharmaceutical, Ltd.	1,958,666	679,554
#*Sino Union Petroleum & Chemical International, Ltd.	10,440,000	889,608
SinoCom Software Group, Ltd.	1,602,000	178,245
#Sinofert Holdings, Ltd.	12,038,000	5,942,464
#Sinolink Worldwide Holdings, Ltd.	9,384,000	1,800,137
#Sino-Ocean Land Holdings, Ltd.	15,008,239	14,576,566
Sinopec Kantons Holdings, Ltd.	9,174,300	3,277,096
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	142,846	5,622,419
Sinotrans, Ltd.	26,720,000	7,003,430
#*Sinotruk Hong Kong, Ltd.	2,666,500	3,170,615
#Skyworth Digital Holdings, Ltd.	6,596,000	3,712,874
#*Soho China, Ltd.	13,865,000	7,450,604
*Solargiga Energy Holdings, Ltd.	46,000	10,644
SPG Land Holdings, Ltd.	1,723,000	972,926
#*SRE Group, Ltd.	15,566,000	1,773,453
#*TCL Multimedia Technology Holdings, Ltd.	2,484,200	1,945,655
#Tian An China Investments Co., Ltd.	7,396,000	4,521,953
*Tiangong International Co., Ltd.	237,000	82,906
Tianjin Capital Environmental Protection Group Co., Ltd.	782,000	219,660

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Tianjin Port Development Holdings, Ltd.	3,092,000	$1,147,028
*Tomson Group, Ltd.	1,510,000	682,272
TPV Technology, Ltd.	6,112,000	3,955,966
#Travelsky Technology, Ltd.	8,035,000	6,856,948
*United Energy Group, Ltd.	704,000	37,026
#Vinda International Holdings, Ltd.	1,240,000	796,432
#Weiqiao Textile Co., Ltd.	1,990,500	1,388,822
Wuyi International Pharmaceutical Co., Ltd.	1,207,500	117,444
Xiamen International Port Co., Ltd.	4,892,000	908,618
Xingda International Holdings, Ltd.	2,936,000	1,461,314
#Xinjiang Xinxin Mining Industry Co., Ltd.	3,876,000	2,058,050
#*Xiwang Sugar Holdings Co., Ltd.	683,736	159,959
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	577,900	8,841,870
*Yip’s Chemical Holdings, Ltd.	376,000	260,740
*Zhejiang Glass Co., Ltd.	437,000	114,932
Zhong An Real Estate, Ltd.	2,563,000	972,261

TOTAL CHINA		1,050,921,555

CZECH REPUBLIC — (0.4%)
*Central European Media Enterprises, Ltd.	68,500	1,727,859
Komercni Banka A.S.	30,022	5,887,338
Pegas Nonwovens SA	102,342	2,404,107
Telefonica 02 Czech Republic A.S.	559,120	13,173,477
*Unipetrol A.S.	1,250,841	9,338,596

TOTAL CZECH REPUBLIC		32,531,377

HUNGARY — (2.2%)
*Danubius Hotel & Spa NYRT	136,180	2,509,491
Egis Gyogyszergyar NYRT	57,430	6,054,336
*FHB Mortgage Bank NYRT	5,300	34,804
*Fotex Holding SE Co., Ltd.	913,849	2,034,017
#*MOL Hungarian Oil & Gas NYRT	818,138	68,350,657
#*OTP Bank NYRT	3,901,786	109,716,230
*Pannonplast NYRT	520,975	2,150,578
Tisza Chemical Group NYRT	237,913	3,811,516

TOTAL HUNGARY		194,661,629

INDIA — (10.7%)
*3i Infotech, Ltd.	422,692	735,261
*ACC, Ltd.	8,174	128,695
Adani Enterprises, Ltd.	10,670	160,959
Aditya Birla Nuvo, Ltd.	321,897	5,348,122
Agro Tech Foods, Ltd.	67,700	349,570
Alembic, Ltd.	619,600	585,733
Allahabad Bank, Ltd.	1,091,889	2,744,771
Alok Industries, Ltd.	5,246,255	2,121,774
Ambuja Cements, Ltd.	5,354,209	10,029,802
Amtek Auto, Ltd.	716,113	2,623,167
*Anant Raj Industries, Ltd.	15,014	41,121
Andhra Bank	1,052,102	2,489,072
Apollo Hospitals Enterprise, Ltd.	214,765	2,417,346
Apollo Tyres, Ltd.	1,676,970	1,689,817
*Arvind Mills, Ltd.	1,526,154	1,091,670
*Ashapura Minechem, Ltd.	36,874	28,451
Ashok Leyland, Ltd.	6,240,668	5,939,778
*Asian Hotels, Ltd.	2,100	18,720
Aurobindo Pharma, Ltd.	308,107	4,861,840
Avaya GlobalConnect, Ltd.	5,325	17,743
Axis Bank, Ltd.	1,200,257	22,860,893
Bajaj Auto Finance, Ltd.	90,482	484,594

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Bajaj Finserv, Ltd.	66,284	$429,805
Bajaj Hindusthan, Ltd.	838,582	3,460,397
Bajaj Holdings & Investment, Ltd.	299,410	3,074,279
Ballarpur Industries, Ltd.	2,658,186	1,238,022
Balmer Lawrie & Co., Ltd.	48,430	487,425
Balrampur Chini Mills, Ltd.	1,820,136	5,701,237
*Bank of India, Ltd.	30,000	210,223
Bank of Maharashtra, Ltd.	933,918	848,155
Bank of Rajasthan, Ltd.	527,425	874,993
Bata India, Ltd.	43,586	155,314
BEML, Ltd.	133,202	2,610,897
Bengal & Assam Co., Ltd.	9,237	27,535
Bharat Forge, Ltd.	904,484	4,734,304
Bharati Shipyard, Ltd.	30,210	99,967
Bhushan Steel & Strips, Ltd.	189,156	4,597,071
Biocon, Ltd.	558,142	2,900,960
Birla Corp., Ltd.	75,445	475,150
Blue Star Infotech, Ltd.	10,194	18,886
Bombay Dyeing & Manufacturing Co., Ltd.	6,132	49,419
Bombay Rayon Fashions, Ltd.	252,000	992,058
Cadila Healthcare, Ltd.	19,500	232,176
*Cairn India, Ltd.	2,477,483	13,723,045
*Canara Bank, Ltd.	48,691	349,673
Century Enka, Ltd.	54,052	212,348
Century Textiles & Industries, Ltd.	345,830	3,215,759
Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,337,570
City Union Bank, Ltd.	839,100	476,436
Clariant Chemicals (India), Ltd.	2,398	18,851
Coromandel International, Ltd.	136,536	612,780
Cranes Software International, Ltd.	313,759	255,143
Cummins India, Ltd.	50,000	395,149
Dalmia Cement (Bharat), Ltd.	28,800	87,383
DCM Shriram Consolidated, Ltd.	210,988	227,098
Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	711,955
*Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	523,779
DLF, Ltd.	89,326	694,195
Dr. Reddy’s Laboratories, Ltd.	617,398	13,192,091
E.I.D. - Parry (India), Ltd.	357,212	2,316,109
Edelweiss Capital, Ltd.	42,687	418,380
Eicher Motors, Ltd.	23,810	250,280
EIH, Ltd.	881,287	2,283,707
Elder Pharmaceuticals, Ltd.	97,715	551,311
Electrosteel Casings, Ltd.	513,690	439,999
Elgi Equipments, Ltd.	47,790	72,448
*Escorts, Ltd.	388,991	864,340
Essel Propack, Ltd.	442,637	392,125
Everest Industries, Ltd.	9,843	25,146
FAG Bearings (India), Ltd.	500	5,094
FDC, Ltd.	179,858	216,184
Federal Bank, Ltd.	1,334,943	6,716,193
Financial Technologies (India), Ltd.	87,301	2,163,145
Finolex Cables, Ltd.	537,055	578,772
Finolex Industries, Ltd.	695,629	700,407
*Firstsource Solutions, Ltd.	462,206	332,739
*Fortis Healthcare, Ltd.	659,766	1,412,753
GAIL India, Ltd.	700,109	5,144,797
*Gammon India, Ltd.	377,404	1,818,505
Geodesic, Ltd.	288,760	679,552
Gitanjali Gems, Ltd.	513,757	1,242,339
GlaxoSmithKline Consumer Healthcare, Ltd.	109	2,790
Godfrey Phillips India, Ltd.	784	28,919

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Godrej Industries, Ltd.	106,644	$399,757
*Goetze (India), Ltd.	9,195	22,691
Graphite India, Ltd.	89,000	117,933
Great Eastern Shipping Co., Ltd.	645,773	3,256,543
Great Offshore, Ltd.	162,012	1,760,616
*GTL Infrastructure, Ltd.	691,128	439,806
GTL, Ltd.	525,227	3,704,349
Gujarat Alkalies & Chemicals, Ltd.	421,803	1,017,717
Gujarat Fluorochemicals, Ltd.	101,490	295,571
Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,264,482
Gujarat State Fertilizers & Chemicals, Ltd.	445,889	1,671,866
*Gujarat State Petronet, Ltd.	605,003	1,031,666
H.E.G., Ltd.	129,459	699,709
HCL Infosystems, Ltd.	496,002	1,604,786
HCL Technologies, Ltd.	1,246,145	7,980,522
HDFC Bank, Ltd.	188,976	6,438,069
Hexaware Technologies, Ltd.	1,162,865	1,875,833
Hindalco Industries, Ltd.	6,208,588	15,877,505
Hinduja Global Solutions, Ltd.	65,909	725,006
Hinduja Ventures, Ltd.	65,909	420,539
Hindustan Construction Co., Ltd.	803,483	2,115,384
Hotel Leelaventure, Ltd.	1,357,335	973,665
*Housing Development & Infrastructure, Ltd.	1,047,863	6,943,901
ICI India, Ltd.	47,767	581,622
ICICI Bank, Ltd. Sponsored ADR	3,310,395	104,111,923
ICSA (India), Ltd.	290,435	1,096,681
IDBI Bank, Ltd.	2,354,413	5,643,301
India Cements, Ltd.	2,016,703	4,681,611
India Infoline, Ltd.	1,395,726	3,763,033
Indiabulls Financial Services, Ltd.	1,556,730	5,457,098
*Indiabulls Real Estate, Ltd.	2,924,244	15,278,584
Indiabulls Securities, Ltd.	6,234	6,022
Indian Hotels Co., Ltd.	3,531,468	5,486,119
Indian Oil Corp., Ltd.	17,596	117,100
Indian Overseas Bank	995,564	2,120,541
*Indo Rama Synthetics (India), Ltd.	202,314	132,436
IndusInd Bank, Ltd.	1,771,067	4,340,303
INEIS ABS India, Ltd.	28,114	97,210
*Infotech Enterprises, Ltd.	10,576	53,122
Infrastructure Development Finance Co., Ltd.	5,874,988	18,129,843
ING Vysya Bank, Ltd.	190,329	1,136,997
Ipca Laboratories, Ltd.	94,786	1,815,838
IVRCL Infrastructures & Projects, Ltd.	1,432,050	10,430,086
J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	377,835
Jammu & Kashmir Bank, Ltd.	233,400	2,772,958
JBF Industries, Ltd.	35,983	65,995
*Jet Airways (India), Ltd.	244,572	1,942,729
Jindal Poly Films, Ltd.	21,594	133,980
Jindal Saw, Ltd.	233,794	3,414,962
JK Tyre and Industries, Ltd.	158,673	494,910
*JSL, Ltd.	726,612	1,513,346
JSW Steel, Ltd.	1,091,845	17,301,667
Jubilant Organosys, Ltd.	235,268	1,161,649
*Kalpataru Power Transmission, Ltd.	1,000	19,574
Karnataka Bank, Ltd.	466,505	1,280,787
Karur Vysya Bank, Ltd.	135,412	1,115,303
Kesoram Industries, Ltd.	204,223	1,458,313
Kirloskar Oil Engines, Ltd.	458,360	1,218,254
Kotak Mahindra Bank, Ltd.	74,000	1,106,062
KS Oils, Ltd.	1,831,255	2,461,956
Lakshmi Machine Works, Ltd.	3,835	109,115

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Landmark Property Development Co., Ltd.	246,234	$26,420
LIC Housing Finance, Ltd.	518,887	8,112,246
*Madras Cements, Ltd.	16,539	37,425
Mahanagar Telephone Nigam, Ltd. ADR	7,294	21,226
Maharashtra Scooters, Ltd.	4,450	16,634
Maharashtra Seamless, Ltd.	70,749	488,761
*Mahindra & Mahindra Financial Services, Ltd.	5,034	26,610
Mahindra & Mahindra, Ltd.	1,184,703	22,923,861
Mahindra Lifespace Developers, Ltd.	92,412	625,343
Maruti Suzuki India, Ltd.	532,739	15,740,701
Mastek, Ltd.	83,250	514,909
*MAX India, Ltd.	3,100	11,604
McLeod Russel India, Ltd.	637,181	2,753,197
Mercator Lines, Ltd.	1,524,731	1,537,689
Merck, Ltd.	29,241	322,705
Monnet Ispat, Ltd.	85,565	671,811
Monsanto India, Ltd.	252	8,042
Moser Baer (India), Ltd.	1,516,872	2,406,261
MRF, Ltd.	17,453	1,945,670
*Mukand, Ltd.	324,653	314,753
Nagarjuna Construction Co., Ltd.	1,407,751	4,352,359
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	752,510
Nahar Capital & Financial Services, Ltd.	50,449	51,814
Nahar Spinning Mills, Ltd.	33,942	40,949
National Aluminium Co., Ltd.	32,056	243,388
Navneet Publications (India), Ltd.	296,850	242,368
NIIT Technologies, Ltd.	342,060	977,740
NIIT, Ltd.	1,018,749	1,278,874
Nirma, Ltd.	374,728	1,390,932
NOCIL, Ltd.	981,740	469,990
OCL India, Ltd.	82,078	189,059
*Oracle Financial Services Software, Ltd.	400	17,873
Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	1,438,144
Orient Paper & Industries, Ltd.	53,000	48,142
Oriental Bank of Commerce	377,448	1,908,476
*Panacea Biotec, Ltd.	54,056	169,475
*Parsvnath Developers, Ltd.	365,608	806,161
Patel Engineering, Ltd.	17,847	169,840
Patni Computer Systems, Ltd.	690,149	6,460,881
Patni Computer Systems, Ltd. ADR	55,441	1,067,239
Petronet LNG, Ltd.	2,943,666	4,008,987
Polaris Software Lab, Ltd.	396,842	1,306,593
Power Finance Corp., Ltd.	129,000	600,694
Prism Cements, Ltd.	358,139	301,516
PSL, Ltd.	62,792	184,489
PTC India, Ltd.	1,726,945	3,686,813
Punj Lloyd, Ltd.	1,229,016	5,217,930
Rain Commodities, Ltd.	215,083	675,750
Rallis India, Ltd.	8,213	155,313
*Ranbaxy Laboratories, Ltd.	996,377	8,207,098
*Raymond, Ltd.	340,181	1,303,985
REI Agro, Ltd.	1,058,470	999,277
Rei Six Ten Retail, Ltd.	439,400	1,362,909
Reliance Capital, Ltd.	923,214	14,437,643
Reliance Communications, Ltd.	5,398,403	19,909,440
*Reliance Industries, Ltd.	4,193,665	169,675,160
*Reliance Media World, Ltd.	20,606	4,431
*Reliance MediaWorks, Ltd.	2,940	15,570
*Reliance Power, Ltd.	3,070,011	8,961,783
Rolta India, Ltd.	1,217,326	4,421,891
Ruchi Soya Industries, Ltd.	1,172,211	1,957,613

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*S.Kumars Nationwide, Ltd.	1,242,979	$1,095,745
*SEAMEC, Ltd.	51,335	219,267
Shriram Transport Finance Co., Ltd.	151,058	1,253,027
SKF India, Ltd.	15,701	89,474
*Sona Koyo Steering Systems, Ltd.	118,568	39,033
South India Bank, Ltd.	600,569	1,668,852
SREI Infrastructure Finance, Ltd.	818,844	1,228,409
SRF, Ltd.	266,306	1,036,654
State Bank of India, Ltd.	431,410	19,905,095
#Sterlite Industries (India), Ltd. ADR	720,522	11,362,632
Sterlite Industries (India), Ltd. Series A	1,436,564	23,230,515
Sterlite Technologies, Ltd.	274,890	1,612,904
*Strides Arcolab, Ltd.	126,300	417,794
Sundram Fastners, Ltd.	38,520	38,129
*Suzlon Energy, Ltd.	3,384,835	4,731,835
Syndicate Bank	1,422,728	2,594,753
Tanla Solutions, Ltd.	617,458	769,668
Tata Chemicals, Ltd.	763,975	4,227,110
#Tata Communications, Ltd. ADR	20,500	312,215
Tata Investment Corp., Ltd.	57,960	535,026
*Tata Metaliks, Ltd.	4,758	9,646
Tata Motors, Ltd.	1,420,249	16,745,773
Tata Steel, Ltd.	2,571,275	25,415,812
Tata Tea, Ltd.	270,866	4,918,099
*Teledata Marine Solutions	267,258	194,902
Trent, Ltd.	14,497	205,196
Triveni Engineering & Industries, Ltd.	240,000	516,309
Tube Investments of India, Ltd.	642,055	805,050
TVS Motor Co., Ltd.	1,082,101	1,230,668
*Ucal Fuel Systems, Ltd.	22,332	26,361
Unichem Laboratories, Ltd.	79,600	428,362
Union Bank of India, Ltd.	752,656	4,151,534
Unitech, Ltd.	236,181	404,671
United Phosphorus, Ltd.	530,310	1,608,254
Usha Martin, Ltd.	1,017,075	1,348,860
*Uttam Galva Steels, Ltd.	305,386	747,578
Vardhman Textiles, Ltd.	93,334	299,213
Varun Shipping Co., Ltd.	549,032	617,950
Videocon Industries, Ltd.	782,287	3,651,226
Videsh Sanchar Nigam, Ltd.	727,705	5,957,168
Welspun-Gujarat Stahl Rohren, Ltd.	824,452	4,425,282
*Wire & Wireless India, Ltd.	908,763	314,074
*Wockhardt, Ltd.	318,515	1,142,653
*Yes Bank, Ltd.	407,120	2,013,357
Zee Entertainment Enterprises, Ltd.	1,849,519	8,970,581
Zee News, Ltd.	502,733	547,471
Zuari Industries, Ltd.	127,958	1,086,288
Zydus Wellness, Ltd.	3,357	12,090

TOTAL INDIA		939,882,774

INDONESIA — (2.7%)
*PT Agis Tbk	2,012,000	19,483
PT Asahimas Flat Glass Tbk	5,333,500	999,970
PT Astra International Tbk	9,546,400	30,713,599
*PT Bakrie & Brothers Tbk	683,539,250	6,940,306
*PT Bakrieland Development Tbk	343,219,020	9,637,792
*PT Bank Bukopin Tbk	13,923,000	551,708
PT Bank Danamon Indonesia Tbk	1,687,803	787,370
*PT Bank Negara Indonesia Persero Tbk	5,000,000	948,403
*PT Bank Pan Indonesia Tbk	121,357,326	9,743,166
PT Berlian Laju Tanker Tbk	69,965,733	5,112,550

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Bhakti Investama Tbk	60,568,175	$1,205,071
PT Budi Acid Jaya Tbk	14,289,000	354,962
PT Bumi Resources Tbk	158,328,500	38,115,617
*PT Central Proteinaprima Tbk	178,071,500	1,225,821
*PT Charoen Pokphand Indonesia Tbk	31,047,166	6,475,350
*PT Ciputra Development Tbk	34,150,000	2,207,522
*PT Ciputra Surya Tbk	17,718,000	1,037,762
PT Clipan Finance Indonesia Tbk	3,636,000	73,375
*PT Davomas Adabi Tbk	139,739,500	1,068,166
*PT Dynaplast Tbk	3,040,000	254,660
*PT Energi Mega Persada Tbk	118,163,282	3,416,983
*PT Ever Shine Textile Tbk	19,347,215	127,631
*PT Gajah Tunggal Tbk	225,000	9,504
*PT Global Mediacom Tbk	96,453,500	2,183,762
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	9,750,750
*PT Hero Supermarket Tbk	220,000	92,147
*PT Indah Kiat Pulp and Paper Corp. Tbk	26,474,000	4,898,798
PT Indofood Sukses Makmur Tbk	69,331,500	21,911,451
*PT International Nickel Indonesia Tbk	35,816,500	14,842,705
PT Jaya Real Property Tbk	25,528,000	1,884,528
PT Kalbe Farma Tbk	30,353,500	3,806,789
*PT Kawasan Industry Jababeka Tbk	187,435,000	2,271,298
PT Lautan Luas Tbk	2,102,000	168,773
*PT Lippo Karawaci Tbk	123,916,750	8,382,244
*PT Matahari Putra Prima Tbk	35,296,900	3,255,686
PT Mayorah Indah Tbk	8,807,572	2,701,677
PT Medco Energi International Tbk	28,604,500	7,994,507
*PT Mitra Rajasa Tbk	4,697,000	182,531
*PT Panasia Indosyntec Tbk	403,200	9,922
*PT Panin Insurance Tbk	30,688,500	709,556
*PT Panin Life Tbk	183,439,000	2,364,639
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,811,000	1,443,972
PT Ramayana Lestari Sentosa Tbk	8,312,500	482,346
*PT Sampoerna Agro Tbk	1,385,000	327,224
PT Samudera Indonesia Tbk	415,500	176,100
PT Selamat Semp Tbk	10,624,000	767,598
PT Semen Gresik Tbk	6,156,910	4,351,112
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	2,615,120
PT Summarecon Agung Tbk	60,663,000	3,614,750
*PT Sunson Textile Manufacturer Tbk	6,012,000	157,382
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	38,869
*PT Suryainti Permata Tbk	17,378,000	189,516
PT Tigaraksa Satria Tbk	165,200	5,449
PT Timah Tbk	23,462,500	4,685,562
PT Trimegah Sec Tbk	34,298,000	646,454
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,686,037
PT Tunas Ridean Tbk	11,363,500	1,788,655
PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	847,469
PT Unggul Indah Cahaya Tbk	371,435	86,539
PT United Tractors Tbk	166	255

TOTAL INDONESIA		232,348,943

ISRAEL — (2.6%)
*Africa-Israel Investments, Ltd.	224,292	2,837,068
*Alvarion, Ltd.	745,931	2,998,462
Ashtrom Properties, Ltd.	135,999	163,286
*AudioCodes, Ltd.	23,091	63,928
*Azorim Investment Development & Construction Co., Ltd.	279,440	1,793,458
*Bank Hapoalim B.M.	13,175,469	48,100,324

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Bank Leumi Le-Israel B.M.	12,465,728	$48,684,714
*Bank of Jerusalem, Ltd.	70,475	119,458
*Baran Group, Ltd.	97,587	488,873
*Blue Square-Israel, Ltd.	61,675	624,696
*Clal Industries, Ltd.	882,983	4,504,621
*Clal Insurance Enterprise Holdings, Ltd.	262,245	5,551,684
*Delta-Galil Industries, Ltd.	—	2
*Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	62,781
Discount Investment Corp.	279,027	6,556,475
*Elbit Medical Imaging, Ltd.	141,338	3,498,454
Electra (Israel), Ltd.	15,789	1,453,489
*Electra Real Estate, Ltd.	72,416	709,312
*Elron Electronic Industries, Ltd.	274,219	1,927,498
*Feuchtwanger Investments, Ltd.	10,500	34
*First International Bank of Israel, Ltd. (6123804)	570,205	1,607,079
*First International Bank of Israel, Ltd. (6123815)	289,898	4,199,950
Formula Systems, Ltd.	81,043	868,612
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	160,013	1,294,882
*Granite Hacarmel Investments, Ltd.	142,500	303,558
*Hadera Paper, Ltd.	28,949	1,844,682
*Harel Insurance Investments & Finances, Ltd.	106,397	5,036,305
Industrial Building Corp., Ltd.	794,392	1,392,732
*Israel Cold Storage & Supply Co., Ltd.	7,000	52,647
*Israel Discount Bank, Ltd.	1,168,099	2,229,814
*Israel Petrochemical Enterprises, Ltd.	79,721	250,304
*Israel Steel Mills, Ltd.	97,000	1,008
Ituran Location & Control, Ltd.	47,663	585,478
*Jerusalem Oil Exploration, Ltd.	33,870	527,361
*Kardan Israel, Ltd.	2,237	5,030
*Knafaim Arkia Holdings, Ltd.	110,791	479,275
Koor Industries, Ltd.	115,691	3,317,051
Liberty Properties, Ltd.	3,457	41,443
*Magal Security Systems, Ltd.	18,398	73,506
Makhteshim-Agan Industries, Ltd.	660,126	3,085,366
*Mellanox Technologies, Ltd.	10,882	191,407
*Menorah Mivtachim Holdings, Ltd.	235,237	2,697,007
Merhav-Ceramic & Building Materials Center, Ltd.	32,832	67,182
*Migdal Insurance & Financial Holdings, Ltd.	3,224,814	5,054,345
*Miloumor, Ltd.	97,997	6,788
*Minrav Holdings, Ltd.	2,000	121,745
*Mivtach Shamir Holdings, Ltd.	42,661	1,279,158
*Mizrahi Tefahot Bank, Ltd.	1,714,491	13,934,063
*Naphtha Israel Petroleum Corp.	146,351	525,317
*NICE Systems, Ltd. Sponsored ADR	243,089	7,528,466
*OCIF Investments and Development, Ltd.	4,309	28,181
*Oil Refineries, Ltd.	11,090,509	6,091,212
Ormat Industries, Ltd.	1,037,976	9,048,469
*Phoenix Holdings, Ltd. (The)	238,984	602,981
*RADVision, Ltd.	63,955	361,892
*Retalix, Ltd.	235,506	2,582,802
*Scailex Corp., Ltd.	416,611	7,491,610
Super-Sol, Ltd. Series B	476,874	2,256,772
*Team Computer & Systems, Ltd.	2,615	38,868
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	221,228	11,167,589
*Union Bank of Israel, Ltd.	456,178	2,083,697

TOTAL ISRAEL		230,494,251

MALAYSIA — (3.6%)
*A&M Realty Berhad	720,700	148,360
Affin Holdings Berhad	9,611,900	5,711,310

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Airasia Berhad	2,630,000	$1,034,101
Al-’Aqar KPJ REIT Berhad	69	20
Alliance Financial Group Berhad	10,967,000	7,836,060
*AMBD Berhad	927,567	131,551
AMMB Holdings Berhad	21,831,262	30,016,248
*Ann Joo Resources Berhad	2,857,200	2,168,583
APM Automotive Holdings Berhad	1,024,700	701,739
Apollo Food Holdings Berhad	109,000	96,503
*Asas Dunia Berhad	350,000	62,010
*Asia Pacific Land Berhad	5,644,300	469,309
*Axiata Group Berhad	74,850	63,745
Bandar Raya Developments Berhad	4,072,000	2,107,535
Batu Kawan Berhad	2,242,250	6,502,311
Berjaya Corp. Berhad	16,866,380	5,778,274
*Berjaya Land Berhad	3,305,000	4,025,377
Bernas Padiberas Nasional Berhad	4,690,300	2,797,425
Bimb Holdings Berhad	2,170,800	709,298
Bina Darulaman Berhad	60,800	17,219
Bolton Properties Berhad	1,277,400	246,047
Boustead Holdings Berhad	4,738,580	4,719,030
Cahya Mata Sarawak Berhad	1,545,200	757,230
Chemical Co. of Malaysia Berhad	311,000	236,426
Chin Teck Plantations Berhad	304,700	640,435
*Country Heights Holdings Berhad	37,300	7,323
Cycle & Carriage Bintang Berhad	249,800	255,138
*Datuk Keramik Holdings Berhad	127,000	—
Dijaya Corp. Berhad	612,100	249,351
DNP Holdings Berhad	1,861,100	800,218
DRB-Hicom Berhad	9,932,000	3,146,181
*Eastern & Oriental Berhad	5,187,915	1,615,135
Eastern Pacific Industrial Corp. Berhad	497,700	219,529
ECM Libra Avenue Berhad	7,043,530	1,321,641
EON Capital Berhad	3,277,207	5,352,587
Esso Malaysia Berhad	954,100	731,990
Far East Holdings Berhad	388,800	721,817
*Fountain View Development Berhad	2,573,200	165,891
Gamuda Berhad	500,000	456,522
General Corp. Berhad	1,681,400	516,973
Genting Plantations Berhad	1,918,900	3,430,658
Glomac Berhad	1,609,100	585,769
*Gold Is Berhad	2,412,900	852,881
*Gula Perak Berhad	50	1
GuocoLand (Malaysia) Berhad	486,000	163,185
Hap Seng Consolidated Berhad	2,582,300	1,841,591
Hap Seng Plantations Holdings Berhad	1,676,300	1,102,302
Hong Leong Financial Group Berhad	1,876,137	3,394,234
Hong Leong Industries Berhad	1,225,800	1,506,693
Hume Industries (Malaysia) Berhad	565,767	562,743
Hunza Properties Berhad	1,033,300	435,570
Hwang-DBS (Malaysia) Berhad	908,700	416,704
*IGB Corp. Berhad	10,599,200	6,020,120
IJM Corp. Berhad	14,826,280	20,680,268
*IJM Land Berhad	3,898,100	2,661,821
*Insas Berhad	3,779,000	597,404
*Jaks Resources Berhad	3,438,000	751,953
Jaya Tiasa Holdings Berhad	1,192,135	856,636
Jerneh Asia Berhad	425,120	153,526
*K & N Kenanga Holdings Berhad	2,209,100	391,718
*Karambunai Corp. Berhad	6,839,800	137,384
Keck Seng (Malaysia) Berhad	1,663,400	1,947,318
Kian Joo Can Factory Berhad	3,566,680	1,238,571

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*KIG Glass Industrial Berhad	260,000	$2,286
Kim Loong Resources Berhad	324,800	178,116
Kinsteel Berhad	6,960,700	1,875,803
KLCC Property Holdings Berhad	6,330,700	6,047,583
KNM Group Berhad	10,061,700	2,283,500
*Knusford Berhad	139,300	64,364
KPJ Healthcare Berhad	1,570,300	2,037,895
KrisAssets Holdings Berhad	250,377	219,641
KSL Holdings Berhad	189,466	71,264
Kub Malaysia Berhad	5,214,000	741,971
Kulim Malaysia Berhad	2,761,625	5,938,712
*Kumpulan Hartanah Selangor Berhad	520,000	72,641
Kwantas Corp. Berhad	246,000	143,111
*Landmarks Berhad	4,118,808	1,603,631
Leader Universal Holdings Berhad	5,383,033	1,235,775
*Lion Corp Berhad	7,984,307	898,542
Lion Diversified Holdings Berhad	5,448,100	761,439
Lion Industries Corp. Berhad	7,130,681	2,915,821
*MAA Holdings Berhad	888,700	187,731
*Malaysia Airports Holdings Berhad	104,900	114,008
Malaysia Building Society Berhad	419,000	109,919
*Malaysian Airlines System Berhad	170,067	153,967
Malaysian Bulk Carriers Berhad	1,300,025	1,182,158
Malaysian Mosaics Berhad	293,040	95,393
*Malaysian Resources Corp. Berhad	950,600	375,601
MBM Resources Berhad	487,533	346,543
*Measat Global Berhad	2,643,100	1,284,418
Mega First Corp. Berhad	1,101,700	372,998
Merge Housing Berhad	58,952	8,119
Metro Kajang Holdings Berhad	535,333	227,931
*Metroplex Berhad	817,000	—
MISC Berhad	275,200	715,444
*MK Land Holdings Berhad	10,344,500	1,162,624
MMC Corp. Berhad	10,879,779	7,884,841
MNRB Holdings Berhad	1,150,800	1,045,043
MTD ACPI Engineering Berhad	74,200	14,285
Muhibbah Engineering Berhad	4,845,400	1,636,437
*MUI Properties Berhad	670,000	28,342
*Mulpha International Berhad	16,773,100	2,298,739
MWE Holdings Berhad	270,000	63,340
Naim Holdings Berhad	1,083,600	976,289
NCB Holdings Berhad	2,447,800	2,187,659
Negri Sembilan Oil Palms Berhad	167,600	199,583
New Straits Times Press Berhad	1,751,100	1,013,404
NV Multi Corp. Berhad	165,700	30,991
Oriental Holdings Berhad	3,044,816	4,935,709
Oriental Interest Berhad	165,000	62,434
OSK Holdings Berhad	5,239,718	2,283,804
*OSK Ventures International Berhad	793,897	151,047
P.I.E. Industrial Berhad	323,600	404,268
*Pacific & Orient Berhad	283,365	85,282
Panasonic Manufacturing Malaysia Berhad	383,380	1,396,745
*Paracorp Berhad	252,000	738
Paramount Corp. Berhad	203,900	150,136
PBA Holdings Berhad	1,502,500	410,446
Pelikan International Corp. Berhad	2,742,880	1,080,943
*Permaju Industries Berhad	1,703,300	188,276
Petronas Dagangan Berhad	460,000	1,196,641
PJ Development Holdings Berhad	2,768,800	543,972
POS Malaysia Berhad	3,533,817	2,386,988
PPB Group Berhad	6,759,566	29,850,799

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Prime Utilities Berhad	39,000	$1,029
Protasco Berhad	282,200	77,407
Proton Holdings Berhad	3,684,300	4,057,509
*Pulai Springs Berhad	159,800	33,482
*Ramunia Holdings Berhad	2,434,736	277,497
Ranhill Berhad	3,026,600	790,812
RHB Capital Berhad	5,354,700	8,400,553
Salcon Berhad	574,000	85,371
Sarawak Energy Berhad	5,649,100	4,275,869
Sarawak Oil Palms Berhad	391,820	314,318
Scientex, Inc. Berhad	645,048	259,054
Scomi Group Berhad	13,422,000	2,204,322
Selangor Dredging Berhad	1,312,700	210,911
Shangri-La Hotels (Malaysia) Berhad	738,000	397,917
Shell Refining Co. Federation of Malaysia Berhad	217,100	679,971
SHL Consolidated Berhad	1,008,700	396,090
Southern Steel Berhad	1,500,500	842,618
Subur Tiasa Holdings Berhad	460,530	260,844
*Sunrise Berhad	4,272,034	2,663,202
Sunway City Berhad	3,565,000	3,201,801
Sunway Holdings Berhad	4,115,900	1,647,689
Supermax Corp. Berhad	461,000	486,143
Suria Capital Holdings Berhad	590,800	240,121
Ta Ann Holdings Berhad	193,300	260,564
TA Enterprise Berhad	14,109,800	3,152,661
*TA Global Berhad	8,465,880	1,230,126
*TA Global Berhad Ordinary Shares	8,465,880	1,230,126
Tahp Group Berhad	27,000	24,429
*Talam Corp. Berhad	17,833,050	462,927
*Tamco Corp. Holdings Berhad	71	1
Tan Chong Motor Holdings Berhad	5,244,500	3,451,652
TDM Berhad	1,059,200	474,421
*Tebrau Teguh Berhad	5,320,066	1,094,779
*Time Dotcom Berhad	16,781,400	1,984,240
Tiong Nam Transport Holdings Berhad	141,500	29,019
*Titan Chemicals Corp. Berhad	3,578,100	1,204,598
Tradewinds (Malaysia) Berhad	879,400	707,148
Tradewinds Corp. Berhad	5,413,100	937,853
UAC Berhad	77,398	71,169
UMW Holdings Berhad	2,726,886	5,022,140
Unico-Desa Plantations Berhad	4,120,228	962,831
Unisem (M) Berhad	4,515,600	1,950,271
United Malacca Rubber Estates Berhad	577,100	1,348,251
United Plantations Berhad	678,200	2,634,296
VS Industry Berhad	1,337,193	478,255
WCT Berhad	1,235,300	940,908
WTK Holdings Berhad	4,386,550	1,478,714
Yeo Hiap Seng (Malaysia) Berhad	355,320	145,550
YTL Cement Berhad	11,100	13,396
YTL Corp. Berhad	5,705,472	12,132,974
*Yu Neh Huat Berhad	4,969,262	2,445,096
Zelan Berhad	4,989,300	1,282,543

TOTAL MALAYSIA		317,157,090

MEXICO — (6.3%)
#Alfa S.A.B. de C.V. Series A	3,560,217	18,435,069
#*Alsea de Mexico S.A.B. de C.V.	2,618,100	1,762,750
#*Axtel S.A.B. de C.V.	5,440,940	4,030,097
*Bolsa Mexicana de Valores S.A. de C.V.	711,800	792,461
*Carso Infraestructura y Construccion S.A.B. de CV	57,500	32,226
*Cemex S.A.B. de C.V. Sponsored ADR	9,390,579	97,474,207

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	$14,391,570
#*Consorcio ARA S.A.B. de C.V.	10,348,200	6,489,300
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	15,189,548
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	815,214
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	819
Corporativo Fragua S.A.B. de C.V. Series B	70	517
#*Desarrolladora Homex S.A.B. de C.V	1,653,700	9,837,973
#*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	3,189,732
*Dine S.A.B. de C.V.	1,028,367	455,624
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	85,960
El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,368,778
Embotelladora Arca S.A.B. de C.V.	1,199,000	3,014,810
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,135
#*Empresas ICA S.A.B. de C.V.	2,318,272	5,084,704
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	9,750,312
Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	6,234,073
#Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,402,758	60,753,449
*GMD Resorts S.A.B. de C.V.	41,400	10,159
*Gruma S.A.B. de C.V. ADR	4,702	33,572
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	882,817
#*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	31,318	363,602
#Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	584,789	14,906,272
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	2,960,702
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	8,957,619
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	31,244,580
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	8,357,000
#*Grupo FAMSA S.A.B. de C.V.	1,918,478	3,285,187
#*Grupo Financiero Banorte S.A.B. de C.V.	9,775,260	31,242,334
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	23,271,664
Grupo Gigante S.A.B. de C.V. Series B	324,076	333,924
Grupo Herdez S.A.B. de C.V.	319,000	390,181
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,856,657
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	264,232
#*Grupo Iusacell S.A.B. de C.V.	210,260	716,592
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	1,306,421
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	21,365
*Grupo Mexico S.A.B. de C.V. Series B	37,630,484	75,239,593
*Grupo Nutrisa S.A. de C.V.	428	908
*Grupo Posadas S.A. de C.V. Series L	356,000	355,899
*Grupo Qumma S.A. de C.V. Series B	5,301	72
*Grupo Simec, S.A. de C.V.	1,253,200	3,069,468
#*Grupo Simec, S.A. de C.V. Sponsored ADR	8,200	59,860
#Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	6,313,296
#Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,552,634
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	8,555,881
Industrias Penoles S.A.B. de C.V.	887,455	16,205,568
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	31,970,335
Qualitas Compania de Seguros S.A. de C.V.	2,041,400	927,646
#*SARE Holding S.A. de C.V.	3,301,100	1,197,559
*Savia S.A. de C.V.	3,457,285	209,473
Telmex Internacional S.A.B. de C.V. ADR	392,831	5,287,505
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,559,050	10,656,030
#*Vitro S.A.B. de C.V.	2,429,986	1,131,831

TOTAL MEXICO		552,333,766

PHILIPPINES — (0.7%)
A. Soriano Corp.	20,195,000	924,669
Alaska Milk Corp.	7,953,000	1,006,060
*Alsons Consolidated Resources, Inc.	16,904,000	315,963
Bacnotan Consolidated Industries, Inc.	2,551,998	493,762
Banco de Oro Unibank, Inc.	7,364,320	5,345,443

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Belle Corp.	29,212,000	$853,438
*Benpres Holdings Corp.	25,704,000	1,881,844
Cebu Holdings, Inc.	7,720,250	305,588
China Banking Corp.	8,796	66,531
*Digital Telecommunications Phils., Inc.	84,763,000	2,470,551
DMCI Holdings, Inc.	14,082,280	2,838,020
*Empire East Land Holdings, Inc.	37,000,000	342,873
*Export & Industry Bank, Inc.	14,950	82
Filinvest Land, Inc.	168,982,031	3,181,152
*Filipina Water Bottling Corp.	5,471,786	—
*First Philippines Holdings Corp.	3,810,100	3,729,710
International Container Terminal Services, Inc.	270,000	114,323
Macroasia Corp.	1,663,000	98,324
Megaworld Corp.	176,933,600	5,562,773
Metro Bank & Trust Co.	8,451,855	7,149,479
*Mondragon International Philippines, Inc.	2,464,000	6,469
*Philippine National Bank	3,866,918	1,874,060
*Philippine National Construction Corp.	398,900	41,050
*Philippine Realty & Holdings Corp.	5,860,000	66,908
Philippine Savings Bank	1,232,313	1,294,039
*Philippine Townships, Inc.	226,200	22,565
*Prime Media Holdings, Inc.	409,000	18,554
*Prime Orion Philippines, Inc.	12,310,000	100,827
Rizal Commercial Banking Corp.	4,481,648	1,535,019
Robinson’s Land Corp. Series B	17,781,700	4,515,235
Security Bank Corp.	2,387,410	2,782,091
Shang Properties, Inc.	614,285	22,289
SM Development Corp.	28,566,248	2,445,597
*Solid Group, Inc.	10,648,000	156,354
Union Bank of the Philippines	2,476,894	1,779,819
Universal Robina Corp.	16,573,345	4,322,349
*Vista Land & Lifescapes, Inc.	42,637,868	1,742,221

TOTAL PHILIPPINES		59,406,031

POLAND — (2.1%)
*Agora SA	559,848	3,673,715
Asseco Poland SA	483,351	9,711,550
*Bank Handlowy w Warszawie SA	83,949	1,841,028
*Bank Millennium SA	5,515,278	9,051,944
*Bank Przemyslowo Handlowy BPH SA	72,355	1,725,893
*Bioton SA	31,475,429	2,475,774
*Boryszew SA	328,915	664,264
*Ciech SA	172,748	2,310,340
Debica SA	111,346	2,384,375
Dom Development SA	46,421	706,352
*Echo Investment SA	2,406,970	3,451,942
Emperia Holding SA	16,989	383,130
*Farmacol SA	5,526	78,907
*Getin Holdings SA	1,681,394	4,785,244
*Grupa Kety SA	126,858	4,603,973
*Grupa Lotos SA	839,119	7,627,181
*Impexmetal SA	5,899,609	5,051,208
*ING Bank Slaski SA	4,428	993,651
KGHM Polska Miedz SA	1,076,971	36,251,556
*Koelner SA	133,110	574,532
*Kredyt Bank SA	619,815	2,598,474
*LC Corp. SA	1,310,803	736,544
*Mostostal Warszawa SA	11,583	264,841
*Netia Holdings SA	3,441,202	5,008,910
*Orbis SA	541,449	8,560,220
*Pfleiderer Grajewo SA	55,572	293,937

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Pol-Aqua SA	12,548	$90,386
*Polnord SA	129,030	1,532,233
*Polski Koncern Naftowy Orlen SA	5,310,008	55,270,438
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	343,200	3,053,633
*Stalexport SA	989,216	531,757
*Sygnity SA	117,524	481,986
*Synthos SA	9,098,514	3,733,718
*Zaklady Azotowe Pulawy SA	9,383	244,710
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	107,066

TOTAL POLAND		180,855,412

RUSSIA — (0.8%)
*Gazprom OAO Sponsored ADR	2,755,161	66,074,426
*Lukoil OAO Sponsored ADR	1,050	60,912
*Magnitogorsk Iron & Steel Works Sponsored GDR	26,021	245,831
*RusHydro Sponsored ADR	212,001	754,724
*Surgutneftegaz Sponsored ADR	159,577	1,408,381

TOTAL RUSSIA		68,544,274

SOUTH AFRICA — (8.7%)
#ABSA Group, Ltd.	2,880,669	46,348,396
Adcorp Holdings, Ltd.	152,955	523,383
Advtech, Ltd.	1,358,456	885,682
Aeci, Ltd.	1,635,500	12,929,211
Afgri, Ltd.	3,987,067	3,035,358
African Bank Investments, Ltd.	3,883,766	14,996,381
African Oxygen, Ltd.	634,706	1,865,573
African Rainbow Minerals, Ltd.	1,156,023	22,382,845
Allied Electronics Corp., Ltd.	540,180	2,018,499
Allied Technologies, Ltd.	188,005	1,848,164
ArcelorMittal South Africa, Ltd.	1,842,527	24,795,618
Argent Industrial, Ltd.	1,272,940	1,469,947
*Argility, Ltd.	130,947	—
*Aspen Pharmacare Holdings, Ltd.	11,850	99,870
AST Group, Ltd.	1,842,229	211,975
Astral Foods, Ltd.	129,757	1,661,749
Aveng, Ltd.	3,370,436	17,874,972
AVI, Ltd.	4,441,928	11,876,811
Avusa, Ltd.	418,251	1,176,122
Barloworld, Ltd.	2,477,983	15,449,985
*Basil Read Holdings, Ltd.	27,917	60,196
*Bell Equipment, Ltd.	411,045	574,754
Bidvest Group, Ltd.	224,591	3,516,860
*Brait SA	50,528	119,527
*Business Connexion Group	517,653	313,645
Capitec Bank Holdings, Ltd.	178,685	1,462,234
Cashbuild, Ltd.	50,784	453,034
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	5,330,287
*Cipla Medpro South Africa, Ltd.	3,239,574	1,992,410
Clicks Group, Ltd.	124,567	393,935
*Corpgro, Ltd.	579,166	—
#Data Tec, Ltd.	2,446,932	8,931,155
Datacentrix Holdings, Ltd.	959,663	525,465
Delta EMD, Ltd.	234,340	283,375
Dimension Data Holdings P.L.C.	3,977,377	4,624,424
Discovery Holdings, Ltd.	136,687	535,243
Distell Group, Ltd.	544,476	4,451,421
*Distribution & Warehousing Network, Ltd.	216,722	196,655
#Durban Roodeport Deep, Ltd.	1,462,175	878,774
*ElementOne, Ltd.	391,810	574,096
*Eqstra Holdings, Ltd.	1,033,730	996,635

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Exxaro Resources, Ltd.	62,093	$693,612
Famous Brands, Ltd.	178,254	541,366
FirstRand, Ltd.	4,812,380	10,760,149
Foschini, Ltd.	281,329	2,221,614
Freeworld Coatings, Ltd.	2,147,977	2,403,991
Gold Fields, Ltd.	487,041	6,238,991
#Gold Fields, Ltd. Sponsored ADR	5,353,350	68,255,212
Gold Reef Resorts, Ltd.	484,124	1,212,606
Grindrod, Ltd.	2,258,194	5,179,756
Group Five, Ltd.	465,209	2,385,585
Harmony Gold Mining Co., Ltd.	2,923,251	29,227,650
#Harmony Gold Mining Co., Ltd. Sponsored ADR	867,204	8,637,352
*Highveld Steel & Vanadilum Corp., Ltd.	239,296	1,983,965
Hudaco Industries, Ltd.	162,006	1,193,215
Hulamin, Ltd.	882,088	1,567,886
Iliad Africa, Ltd.	90,323	100,361
Illovo Sugar, Ltd.	1,516,761	6,875,257
Impala Platinum Holdings, Ltd.	300,321	6,526,566
Imperial Holdings, Ltd.	1,765,005	18,166,554
Investec, Ltd.	2,346,934	17,366,684
*JCI, Ltd.	4,289,448	—
JD Group, Ltd.	994,362	5,489,557
JSE, Ltd.	53,811	417,475
Lewis Group, Ltd.	1,114,663	7,783,783
Liberty Holdings, Ltd.	1,449,071	12,528,589
*M Cubed Holdings, Ltd.	1,850,526	47,389
Medi-Clinic Corp., Ltd.	2,442,886	7,508,013
*Merafe Resources, Ltd.	15,286,220	2,732,347
*Metair Investments, Ltd.	1,650,332	1,196,812
*Metorex, Ltd.	2,192,281	879,051
Metropolitan Holdings, Ltd.	8,819,158	15,142,072
Mondi, Ltd.	1,011,580	5,696,197
Mr. Price Group, Ltd.	4,456	20,533
MTN Group, Ltd.	103,682	1,543,746
Murray & Roberts Holdings, Ltd.	1,742,505	12,116,233
*Mvelaphanda Group, Ltd.	4,125,843	3,738,019
Nampak, Ltd.	5,935,508	12,955,873
Naspers, Ltd. Series N	429,956	15,512,477
#Nedbank Group, Ltd.	2,693,900	41,601,279
Network Healthcare Holdings, Ltd.	103,755	153,394
#Northam Platinum, Ltd.	903,973	4,224,462
Omnia Holdings, Ltd.	555,232	4,116,124
Palabora Mining Co., Ltd.	192,276	2,525,644
Peregrine Holdings, Ltd.	1,366,171	1,612,513
Pretoria Portland Cement Co., Ltd.	219,579	933,707
PSG Group, Ltd.	1,149,881	3,228,575
*Randgold & Exploration Co., Ltd.	256,811	—
Raubex Group, Ltd.	45,871	145,411
Redefine Income Fund, Ltd.	32,990	30,323
Reunert, Ltd.	651,562	4,589,453
Sanlam, Ltd.	28,700,406	78,760,640
Santam, Ltd.	18,334	236,111
Sappi, Ltd.	3,309,676	12,230,091
#Sappi, Ltd. Sponsored ADR	763,341	2,770,928
#Sasol, Ltd. Sponsored ADR	704,259	26,332,244
*Sentula Mining, Ltd.	159,688	74,141
*Simmer & Jack Mines, Ltd.	1,049,068	268,918
Spar Group, Ltd. (The)	48,068	420,121
Spur Corp., Ltd.	385,679	517,332
Standard Bank Group, Ltd.	1,122,093	14,068,301
*Stefanutti Stocks Holdings, Ltd.	17,627	22,509

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Steinhoff International Holdings, Ltd.	11,472,572	$27,724,247
*Sun International, Ltd.	22,116	258,812
Telkom South Africa, Ltd.	944,704	5,292,979
Telkom South Africa, Ltd. Sponsored ADR	5,288	117,658
Tongaat-Hulett, Ltd.	266,171	3,423,943
*Trans Hex Group, Ltd.	34,840	17,582
Trencor, Ltd.	1,468,675	4,738,510
UCS Group, Ltd.	1,547,424	342,631
Value Group, Ltd.	976,777	453,662
Woolworths Holdings, Ltd.	2,641,256	5,905,613
*Zeder Investments, Ltd.	193,652	43,978

TOTAL SOUTH AFRICA		761,693,040

SOUTH KOREA — (10.3%)
#Aekyung Petrochemical Co., Ltd.	19,060	271,274
#Asia Cement Manufacturing Co., Ltd.	28,888	1,390,469
#*Asia Paper Manufacturing Co., Ltd.	34,410	285,174
*Asiana Airlines, Inc.	523,420	1,586,903
*Basic House Co., Ltd. (The)	82,060	411,202
Bing Grae Co., Ltd.	29,190	1,094,524
#*BNG Steel Co., Ltd.	41,370	269,179
Boo Kook Securities Co., Ltd.	27,705	549,688
#Boryung Pharmaceutical Co., Ltd.	14,218	497,724
Busan Bank	917,340	10,401,750
BYC Co., Ltd.	810	84,797
Byuck San Corp.	10,472	74,445
#*Byuck San Engineering and Construction Co., Ltd.	87,860	199,941
Cheil Industrial, Inc.	107,574	4,013,345
#*Chin Hung International, Inc.	789,560	597,705
#*Chong Kun Dang Pharmaceutical Corp.	18,010	329,905
#Choongwae Pharmaceutical Corp.	41,657	712,963
#Chosun Refractories Co., Ltd.	10,390	549,022
#Chungho Comnet Co., Ltd.	24,590	217,049
#CJ Cheiljedang Corp.	44,507	7,526,469
#CJ Corp.	92,912	3,715,508
#*Cosmochemical Co., Ltd.	47,640	297,405
Crown Confectionery Co., Ltd.	3,342	184,216
#Dae Dong Industrial Co., Ltd.	17,320	332,119
#*Dae Sang Corp.	135,732	948,336
Dae Won Kang Up Co., Ltd.	255,760	347,772
Daeduck Electronics Co., Ltd.	227,450	974,101
#Daeduck Industries Co., Ltd.	77,750	657,545
Daegu Bank Co., Ltd.	748,092	9,925,643
#Daegu Department Store Co., Ltd.	52,221	535,157
#Daehan Flour Mills Co., Ltd.	7,560	855,288
#*Daehan Steel Co., Ltd.	57,220	626,064
Daehan Synthetic Fiber Co., Ltd.	5,193	290,238
Daekyo Co., Ltd.	346,480	1,395,208
Daelim Industrial Co., Ltd.	171,614	10,890,924
Daelim Trading Co., Ltd.	31,734	114,869
Daesang Holdings Co., Ltd.	109,156	317,599
#Daesung Industrial Co., Ltd.	8,895	562,270
#Daewoo Engineering & Construction Co., Ltd.	951,350	9,691,869
#*Daewoo Motor Sales Corp.	245,067	2,033,948
Daewoong Co., Ltd.	17,680	328,490
Dahaam E-Tec Co., Ltd.	9,515	227,366
Daishin Securities Co., Ltd.	261,351	3,275,144
#*Daiyang Metal Co., Ltd.	77,290	106,750
#Daou Technology, Inc.	152,520	945,056
Digital Power Communications Co., Ltd.	113,840	136,622
Dong Ah Tire Industrial Co., Ltd.	69,104	479,764

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Dong Hai Pulp Co., Ltd.	6,457	$33,453
Dongbang Agro Co., Ltd.	53,610	285,655
#Dongbu Corp.	73,520	466,075
#*Dongbu HiTek Co., Ltd.	113,424	586,661
#*Dongbu Securities Co., Ltd.	142,296	710,394
#Dongbu Steel Co., Ltd.	149,594	948,776
Dong-Il Corp.	6,378	247,874
#*Dongil Industries Co., Ltd.	9,175	421,361
#Dongkuk Steel Mill Co., Ltd.	242,562	5,151,182
Dongwha Pharm Co., Ltd.	134,990	796,886
Dongwon F&B Co., Ltd.	12,686	461,929
#*Dongwon Systems Corp.	154,020	179,013
Dongyang Engineering & Construction Corp.	9,995	136,537
Dongyang Express Bus Corp.	3,729	85,981
#Dongyang Mechatronics Corp.	151,347	480,269
#*Doosan Construction & Engineering Co., Ltd.	176,150	1,078,504
DPI Co., Ltd.	22,738	112,927
#*Eagon Industrial Co., Ltd.	23,940	252,073
e-Starco Co., Ltd.	170,050	138,475
*First Fire & Marine Insurance Co., Ltd.	28,830	164,447
#Fursys, Inc.	33,450	744,638
Gaon Cable Co., Ltd.	13,480	355,611
GIIR, Inc.	3,170	29,060
#Global & Yuasa Battery Co., Ltd.	40,870	691,804
*Golden Bridge Investment & Securities Co., Ltd.	21,530	36,916
Green Cross Holdings Corp.	10,540	743,491
*GS Engineering & Construction Corp.	10,320	904,983
GS Holdings Corp.	320,680	7,943,333
*Gwangju Shinsegae Co., Ltd.	2,707	286,498
Halla Climate Control Corp.	219,060	2,129,711
#Halla Engineering & Construction Corp.	38,260	869,596
#Han Kuk Carbon Co., Ltd.	25,070	128,567
#Han Yang Securities Co., Ltd.	66,910	581,901
Hana Financial Group, Inc.	1,078,133	31,974,873
Handok Pharmaceuticals Co., Ltd.	18,150	233,065
#Handsome Corp.	110,990	1,339,075
Hanil Cement Manufacturing Co., Ltd.	29,473	1,851,525
#Hanil Construction Co., Ltd.	38,025	152,426
#Hanil E-Wha Co., Ltd.	163,890	508,306
#Hanjin Heavy Industries & Construction Co., Ltd.	203,224	3,631,219
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	904,248
#Hanjin Shipping Co., Ltd.	375,590	5,104,606
#Hanjin Transportation Co., Ltd.	50,240	1,399,605
Hankook Cosmetics Co., Ltd.	110,860	250,395
Hankook Tire Manufacturing Co., Ltd.	492,550	9,414,805
Hankuk Electric Glass Co., Ltd.	1,230	29,726
Hankuk Glass Industries, Inc.	29,050	519,784
Hankuk Paper Manufacturing Co., Ltd.	17,900	635,984
Hanshin Construction Co., Ltd.	24,880	388,919
#Hansol Chemical Co., Ltd.	42,777	389,966
*Hansol Paper Co., Ltd.	209,734	1,842,664
#Hanssem Co., Ltd.	60,410	507,215
#Hanwha Chemical Corp.	504,522	4,690,900
#Hanwha Securities Co., Ltd.	249,195	1,652,854
Hanwha Timeworld Co., Ltd.	9,000	105,428
Heung-A Shipping Co., Ltd.	106,352	59,433
#*Hite Holdings Co., Ltd.	86,500	2,232,573
*HMC Investment Securities Co., Ltd.	96,061	1,476,569
Honam Petrochemical Corp.	88,378	6,061,880
#Hotel Shilla Co., Ltd.	67,520	991,824
*Huneed Technologies	9,003	62,295

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Husteel Co., Ltd.	25,630	$325,313
#Hwa Sung Industrial Co., Ltd.	44,200	190,253
Hwacheon Machine Tool Co., Ltd.	2,050	53,164
#Hwashin Co., Ltd.	59,700	169,009
*Hynix Semiconductor, Inc.	142,778	2,119,759
#Hyosung T & C Co., Ltd.	140,707	7,733,436
#*Hyundai Cement Co., Ltd.	28,905	392,933
#Hyundai DSF Co., Ltd.	38,700	261,734
#Hyundai Elevator Co., Ltd.	22,090	1,053,352
#Hyundai H & S Co., Ltd.	22,361	1,587,456
#Hyundai Hysco	270,550	3,422,505
#Hyundai Merchant Marine Co., Ltd.	332,911	6,824,699
#Hyundai Mipo Dockyard Co., Ltd.	70,716	5,825,885
Hyundai Motor Co., Ltd.	895,824	81,255,253
Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	211,702
Hyundai Securities Co., Ltd.	755,949	8,582,807
#Hyundai Steel Co.	238,900	15,176,391
#Il Dong Pharmaceutical Co., Ltd.	23,534	628,881
#*Iljin Holdings Co., Ltd.	96,174	247,860
Ilshin Spinning Co., Ltd.	5,070	249,426
#Ilsung Pharmaceutical Co., Ltd.	9,060	467,881
*Industrial Bank of Korea, Ltd.	1,012,400	12,264,887
InziControls Co., Ltd.	27,640	74,967
IS Dongseo Co., Ltd.	45,400	292,660
#ISU Chemical Co., Ltd.	40,930	483,368
#IsuPetasys Co., Ltd.	116,640	159,325
#Jahwa Electronics Co., Ltd.	69,130	442,463
Jeil Pharmaceutical Co.	38,380	307,206
#Jeonbuk Bank, Ltd.	269,132	1,621,295
Jinheung Mutual Savings Bank Co., Ltd.	144,160	517,256
*Jinro, Ltd.	57	2,102
#K.C. Tech Co., Ltd.	122,257	491,472
#*KB Financial Group, Inc. ADR	1,770,753	84,004,522
KCC Corp.	30,892	8,905,409
#*Keangnam Enterprises, Ltd.	57,890	532,490
#Keyang Electric Machinery Co., Ltd.	187,450	375,019
#KG Chemical Corp.	38,323	335,591
#*Kia Motors Corp.	1,211,070	17,988,676
#*KIC, Ltd.	50,040	296,262
#KISCO Corp.	29,571	1,158,424
KISWIRE, Ltd.	50,083	1,623,751
#Kodenshi Korea Corp.	64,590	179,965
#Kolon Engineering & Construction Co., Ltd.	101,960	542,328
#Kolon Industries, Inc.	70,909	2,030,598
#Korea Cast Iron Pipe Co., Ltd.	63,778	208,442
#*Korea Development Co., Ltd.	84,420	381,749
Korea Development Leasing Corp.	14,092	378,625
Korea Electric Terminal Co., Ltd.	42,160	721,112
Korea Exchange Bank	1,422,740	16,168,117
*Korea Express Co., Ltd.	44,750	2,457,076
#*Korea Flange Co., Ltd.	18,630	161,784
Korea Investment Holdings Co., Ltd.	238,116	6,350,449
#Korea Iron & Steel Co., Ltd.	9,993	668,032
#Korea Kolmar Co., Ltd.	20,300	56,014
#Korea Komho Petrochemical Co., Ltd.	69,229	1,341,501
#Korea Line Corp.	35,553	1,444,710
*Korea Mutual Savings Bank	19,600	233,078
#*Korea Petrochemical Industry Co., Ltd.	25,400	825,247
#Korea Zinc Co., Ltd.	35,825	5,536,978
*Korean Air Co., Ltd.	221,834	8,441,870
#Korean Air Terminal Service Co., Ltd.	10,970	290,793

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Korean French Banking Corp.	358,946	$239,165
*KP Chemical Corp.	304,576	1,758,479
KPX Chemical Co., Ltd.	10,134	404,544
KPX Fine Chemical Co., Ltd.	1,359	57,394
KPX Holdings Corp.	7,249	391,667
#*KTB Securities Co., Ltd.	336,060	1,205,746
#Kukdo Chemical Co., Ltd.	21,360	477,168
Kumho Electronics Co., Ltd.	5,226	220,743
#Kumho Industrial Co., Ltd.	175,325	1,472,570
Kumho Investment Bank	637,880	569,547
#*Kumho Tire Co., Inc.	286,360	1,191,382
#Kunsul Chemical Industrial Co., Ltd.	22,480	261,372
#Kwang Dong Pharmaceutical Co., Ltd.	278,920	668,302
#Kyeryong Construction Industrial Co., Ltd.	32,010	596,310
#Kyobo Securities Co., Ltd.	67,440	554,123
Kyung Dong Navien Co., Ltd.	3,860	125,680
Kyung Nong Corp.	60,670	218,980
#*Kyungbang Co., Ltd.	4,806	554,794
*Kyung-in Synthetic Corp.	125,280	272,194
LG Corp.	737	41,753
LG Dacom Corp.	268,150	4,234,721
#*LG Display Co., Ltd. ADR	1,043,037	12,412,140
#LG Fashion Corp.	50,470	1,140,999
#LG International Corp.	82,553	2,019,918
LG Phillips LCD Co., Ltd.	444,000	10,624,693
*LG Telecom, Ltd.	842,310	6,310,784
*Livart Furniture Co., Ltd.	14,170	90,896
Lotte Chilsung Beverage Co., Ltd.	4,465	3,054,821
#Lotte Confectionary Co., Ltd.	4,663	4,689,310
#Lotte Midopa Co., Ltd.	84,420	826,830
#Lotte Sam Kang Co., Ltd.	5,689	1,008,048
#Lotte Shopping Co., Ltd.	52,813	14,916,034
#Meritz Securities Co., Ltd.	1,085,155	1,083,253
Mi Chang Oil Industrial Co., Ltd.	3,650	134,606
Moorim Paper Co., Ltd.	57,710	484,613
Motonic Corp.	6,400	47,672
#*Namkwang Engineering & Construction Co., Ltd.	39,006	288,457
Namyang Dairy Products Co., Ltd.	3,166	1,441,934
#Nexen Corp.	6,410	206,695
NH Investment & Securities Co., Ltd.	176,431	1,441,383
#Nong Shim Co., Ltd.	15,130	3,067,102
Nong Shim Holdings Co., Ltd.	13,419	789,167
Noroo Paint Co., Ltd.	37,899	103,239
*ON*Media Corp.	378,990	1,068,223
Ottogi Corp.	10,309	1,265,369
Pacific Corp.	20,943	2,561,883
Pacific Pharmaceutical Co., Ltd.	3,840	99,309
*Pang Rim Co., Ltd.	15,040	187,707
*PaperCorea, Inc.	19,552	129,219
#Pohang Coated Steel Co., Ltd.	17,630	384,429
#*Poong Lim Industrial Co., Ltd.	74,350	158,649
#*Poongsan Corp.	104,030	2,159,003
#*Poongsan Holdings Corp.	29,678	522,732
POSCO	420	174,060
#POSCO ADR	1,041,585	106,366,660
#Pulmuone Co., Ltd.	6,125	274,108
Pum Yang Construction Co., Ltd.	21,917	140,049
Pusan City Gas Co., Ltd.	65,770	1,239,814
#*S&T Daewoo Co., Ltd.	34,580	746,651
#S&T Dynamics Co., Ltd.	138,204	1,702,058
#S&T Holdings Co, Ltd.	52,273	616,010

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Sam Kwang Glass Industrial Co., Ltd.	19,870	$643,085
Sam Yung Trading Co., Ltd.	13,840	59,397
#Sambu Construction Co., Ltd.	26,614	533,596
#*Samho International Co., Ltd.	12,120	39,768
*Samhwa Asset Co.	1,350	18,898
Samhwa Crown and Closure Co., Ltd.	1,749	32,086
Samhwa Paints Industrial Co., Ltd.	48,610	164,849
#*Samick Musical Instruments Co., Ltd.	621,710	502,796
Samsung Corp.	569,540	23,180,705
Samsung Fine Chemicals Co., Ltd.	89,080	3,529,893
#Samsung SDI Co., Ltd.	187,935	21,455,164
#Samwhan Corp.	40,500	403,381
#Samyang Corp.	36,876	1,191,955
Samyang Genex Co., Ltd.	12,242	596,702
Samyang Tongsang Co., Ltd.	8,060	190,079
#Samyoung Electronics Co., Ltd.	73,630	686,699
SC Engineering Co., Ltd.	34,640	145,756
#Seah Besteel Corp.	100,300	1,216,248
SeAH Holdings Corp.	12,561	620,461
#SeAH Steel Corp.	17,133	487,587
#Sebang Co., Ltd.	80,550	919,593
#Sejong Industrial Co., Ltd.	101,600	506,505
#*Seoul Securities Co., Ltd.	3,040,139	2,572,122
#*SH Chemical Co., Ltd.	528,345	220,318
#Shin Won Corp.	234,730	317,488
Shin Young Securities Co., Ltd.	29,240	866,811
Shin Young Wacoal, Inc.	273	21,433
#Shinhan Engineering & Construction Co., Ltd.	23,320	293,382
*Shinhan Financial Group Co., Ltd.	81,216	3,081,412
#Shinhan Financial Group Co., Ltd. ADR	663,280	50,177,132
Shinpoong Pharmaceutical Co., Ltd.	13,200	237,694
Shinsegae Engineering & Construction Co., Ltd.	8,470	94,506
#Shinsung Holdings Co., Ltd.	79,589	268,466
*Shinsung Tongsang Co., Ltd.	34,250	176,428
#Silla Trading Co., Ltd.	24,300	304,234
#Sindo Ricoh Co., Ltd.	32,751	1,647,964
SJM Co., Ltd.	60,580	275,422
SK Co., Ltd.	182,809	14,501,864
#SK Energy Co., Ltd.	233,120	21,411,699
#SK Gas Co., Ltd.	30,216	1,301,618
*SK Networks Co., Ltd.	286,430	2,707,333
#SKC Co., Ltd.	143,710	2,198,021
SL Corp.	37,480	166,904
#*Ssangyong Cement Industry Co., Ltd.	193,556	1,376,859
#*STX Corp.	96,020	1,322,464
*STX Engine Co., Ltd.	112,030	1,635,869
#*STX Offshore & Shipbuilding Co., Ltd.	282,490	3,015,111
#*STX Pan Ocean Co., Ltd.	634,500	5,781,703
Suheung Capsule Co., Ltd.	52,170	332,812
Sung Bo Chemicals Co., Ltd.	4,130	119,419
#*Sung Shin Cement Co., Ltd.	69,040	417,483
*Sungchang Enterprise Holdings, Ltd.	10,160	167,304
#*Sungwon Corp.	69,880	229,881
*Sunjin Co., Ltd.	7,650	198,867
#Tae Kwang Industrial Co., Ltd.	3,447	2,170,481
#Tae Kyung Industrial Co., Ltd.	92,200	399,470
#Taeyoung Engineering & Construction	275,480	1,138,879
#Tai Han Electric Wire Co., Ltd.	146,747	2,345,088
Tai Lim Packaging Industries Co., Ltd.	134,200	89,363
*Tec & Co.	42,717	137,301
Telcoware Co., Ltd.	36,000	209,103

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Tong Kook Corp.	607	$802
Tong Yang Securities, Inc.	300,000	2,748,611
#TS Corp.	11,001	440,733
#Unid Co., Ltd.	32,400	838,573
Union Steel Manufacturing Co., Ltd.	38,857	708,385
Wiscom Co., Ltd.	32,980	112,242
#*Woongjin.Com Co., Ltd.	219,380	1,970,875
#Woori Financial Co., Ltd.	59,070	465,714
Woori Investment & Securities Co., Ltd.	528,120	6,639,036
YESCO Co., Ltd.	18,780	410,853
Yoosung Enterprise Co., Ltd.	106,520	214,874
#Youlchon Chemical Co., Ltd.	82,970	652,333
*Young Poong Mining & Construction Corp.	18,030	839
#Youngone Corp.	42,442	871,321
Youngpoong Corp.	4,601	2,240,890
Yuhwa Securities Co., Ltd.	28,680	362,198
*Zinus, Inc.	1,866	5,919

TOTAL SOUTH KOREA		906,165,124

TAIWAN — (10.6%)
*A.G.V. Products Corp.	3,043,429	1,136,676
*Abocom Systems, Inc.	340,752	113,659
Acbel Polytech, Inc.	2,866,220	1,958,911
Accton Technology Corp.	5,114,000	1,905,222
*Action Electronics Co., Ltd.	1,443,000	514,675
Ambassador Hotel (The)	274,000	277,793
Amtran Technology Co., Ltd.	3,385,693	3,217,786
*Apex Science & Engineering Corp.	148,000	68,579
*Arima Communication Corp.	2,339,000	850,664
*Arima Optoelectronics Corp.	1,045,000	371,354
Asia Cement Corp.	11,500,327	12,075,111
*Asia Chemical Corp.	1,756,000	534,756
*Asia Optical Co, Inc.	1,337,000	2,157,736
Asia Polymer Corp.	1,632,489	1,179,320
Asia Vital Components Co., Ltd.	1,642,307	1,704,285
Asustek Computer, Inc.	8,385,422	15,401,129
AU Optronics Corp.	4,093,812	3,630,202
#AU Optronics Corp. Sponsored ADR	5,821,675	51,405,388
Audix Co., Ltd.	1,079,164	653,546
Aurora Corp.	28,676	29,887
Aurora Systems Corp.	383,281	199,986
Avision, Inc.	1,507,555	686,474
*Bank of Kaohsiung Co., Ltd.	3,947,926	1,191,659
*Behavior Tech Computer Corp.	884,716	102,962
Bes Engineering Corp.	10,945,443	3,034,430
*Biostar Microtech International Corp.	77,595	56,716
C Sun Manufacturing, Ltd.	224,838	98,909
*Cameo Communications, Inc.	1,521,000	820,484
*Carnival Industrial Corp.	2,726,000	548,125
Cathay Chemical Works, Inc.	857,000	292,140
*Cathay Real Estate Development Co., Ltd.	7,900,421	3,128,231
*Central Reinsurance Co., Ltd.	2,457,781	958,432
Chain Qui Development Co., Ltd.	272,173	196,373
Champion Building Materials Co., Ltd.	2,472,041	991,812
Chang Hwa Commercial Bank	40,500,459	17,621,616
*Chang-Ho Fibre Corp.	192,000	64,106
Charoen Pokphand Enterprises Co., Ltd.	1,223,000	584,444
*Cheng Loong Corp.	8,527,480	2,782,240
Cheng Uei Precision Industry Co., Ltd.	235,620	447,634
Chenming Mold Industrial Corp.	798,040	221,296
*Chi Mei Optoelectronic Corp.	39,881,932	19,896,487

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Chia Hsin Cement Corp.	4,419,594	$2,235,625
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	404,729
Chilisin Electronics Corp.	321,300	157,480
*China Airlines, Ltd.	3,478,866	1,081,340
China Chemical & Pharmaceutical Co.	480,264	332,214
*China Development Financial Holding Corp.	81,400,032	21,204,829
China Electric Manufacturing Co., Ltd.	2,450,200	1,703,681
*China General Plastics Corp.	3,008,000	1,068,009
*China Glaze Co., Ltd.	717,000	402,783
China Man-Made Fiber Co., Ltd.	10,273,813	1,879,006
*China Metal Products Co., Ltd.	479,400	558,295
*China Motor Co., Ltd.	6,039,749	4,142,921
*China Petrochemical Development Corp.	13,620,580	4,873,926
*China Rebar Co., Ltd.	439,188	—
China Steel Structure Co., Ltd.	885,219	623,749
China Synthetic Rubber Corp.	2,189,890	2,270,375
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,472,000	692,271
Chinatrust Financial Holdings Co., Ltd.	53,481,946	32,125,168
Chin-Poon Industrial Co., Ltd.	3,141,815	2,323,110
Chun Yu Works & Co., Ltd.	2,079,000	554,121
Chun Yuan Steel Industrial Co., Ltd.	3,664,191	1,213,514
Chung Hsin Electric & Machinery Co., Ltd.	2,451,000	1,469,629
Chung Hwa Pulp Corp.	4,631,419	1,905,918
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	81,289,045	8,339,189
*Clevo Co.	46,934	58,575
*CMC Magnetics Corp.	24,639,000	5,410,830
Collins Co., Ltd.	1,769,823	462,197
Compal Electronics, Inc.	2,428,705	3,036,378
*Compeq Manufacturing Co., Ltd.	8,639,000	2,229,203
*Compex International Co., Ltd.	46,400	285
Continental Engineering Corp.	5,097,848	1,912,235
*Cosmos Bank Taiwan	2,048,199	225,637
Da-Cin Construction Co., Ltd.	756,579	474,688
*Delpha Construction Co., Ltd.	1,642,528	569,634
Depo Auto Parts Industrial Co., Ltd.	50,000	108,396
*Der Pao Construction Co., Ltd.	1,139,000	28,718
Diamond Flower Electric Instrument Co., Ltd.	69,281	80,233
D-Link Corp.	1,911,780	1,781,390
*E.Sun Financial Holding Co., Ltd.	15,969,578	6,216,301
*Eastern Media International Corp.	8,183,399	1,715,138
Eclat Textile Co., Ltd.	952,204	557,940
*Edom Technology Co., Ltd.	129,800	55,042
Elan Microelectronics Corp.	255	345
Elite Material Co., Ltd.	102,237	70,088
Elitegroup Computer Systems Co., Ltd.	6,985,066	2,651,368
*Enlight Corp.	1,184,549	73,331
*EnTie Commercial Bank	693,232	193,482
*Eva Airways Corp.	11,743,944	4,405,190
*Ever Fortune Industrial Co., Ltd.	409,000	4,150
*Everest Textile Co., Ltd.	3,474,002	667,875
*Evergreen International Storage & Transport Corp.	2,962,000	2,397,216
*Evergreen Marine Corp., Ltd.	10,174,527	5,138,833
Everlight Chemical Industrial Corp.	30,950	22,204
*Everspring Industry Co., Ltd.	582,180	141,820
Far Eastern Department Stores, Ltd.	5,120,064	5,259,849
*Far Eastern International Bank	10,556,514	3,572,778
*Federal Corp.	3,092,876	2,315,495
*FIC Global, Inc.	102,255	10,627

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*First Copper Technology Co., Ltd.	2,596,750	$885,352
First Financial Holding Co., Ltd.	46,440,361	26,828,184
First Hotel	599,339	437,810
*First Insurance Co., Ltd. (The)	2,140,064	766,175
First Steamship Co., Ltd.	802,717	1,014,581
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	6,184,378
Formosa Taffeta Co., Ltd.	7,804,511	5,290,833
Formosan Rubber Group, Inc.	4,450,000	3,321,205
Formosan Union Chemical Corp.	592,078	226,364
*Fu I Industrial Co., Ltd.	290,400	75,038
*Fubon Financial Holding Co., Ltd.	29,313,000	32,526,620
*Fwuson Industry Co., Ltd.	1,737,220	629,186
G Shank Enterprise Co., Ltd.	250,880	171,967
*G.T.M. Corp.	763,000	473,283
Getac Technology Corp.	1,836,065	1,633,567
*Giantplus Technology Co., Ltd.	1,590,000	883,963
*Giga Storage Corp.	1,223,939	862,646
Giga-Byte Technology Co., Ltd.	5,303,287	4,498,218
*Gintech Energy Corp.	1,585,134	2,344,072
*Gold Circuit Electronics, Ltd.	3,710,549	1,315,970
Goldsun Development & Construction Co., Ltd.	8,560,543	3,872,739
Good Will Instrument Co., Ltd.	383,670	218,705
*Grand Pacific Petrochemical Corp.	3,861,000	1,945,223
Grape King, Inc.	68,000	65,846
Great China Metal Industry Co., Ltd.	1,577,000	942,370
Great Wall Enterprise Co., Ltd.	1,807,393	1,871,403
*Hannstar Board Corp.	958,000	856,943
*HannStar Display Corp.	37,182,000	7,010,610
*Helix Technology, Inc.	29,585	—
Hey Song Corp.	3,873,000	2,030,093
Hitron Technologies, Inc.	540,335	271,006
*Ho Tung Holding Corp.	4,274,468	1,937,720
*Hocheng Corp.	2,671,300	826,846
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	1,108,791
*Holystone Enterprise Co., Ltd.	778,000	840,926
Hong Tai Electric Industrial Co., Ltd.	2,166,000	862,540
Hsin Kuang Steel Co., Ltd.	1,584,124	1,246,730
Hsing Ta Cement Co., Ltd.	2,071,980	632,663
*Hua Eng Wire & Cable Co., Ltd.	4,644,035	1,475,279
Hua Nan Financial Holding Co., Ltd.	7,657,258	4,449,023
*Hualon Corp.	257,040	8,536
Hung Ching Development & Construction Co., Ltd.	1,838,468	909,318
Hung Poo Construction Corp.	436	629
Hung Sheng Construction Co., Ltd.	3,953,000	1,705,186
*Hwa Fong Rubber Co., Ltd.	1,948,960	782,154
*Ichia Technologies, Inc.	3,181,260	1,663,727
*Inernational Semiconductor Technology, Ltd.	2,788,000	891,612
Innolux Display Corp.	11,558,140	15,223,340
*Inotera Memories, Inc.	2,906,000	1,716,974
Inventec Corp.	14,551,859	8,049,998
*Jean Co., Ltd.	38,864	21,841
Johnson Health Tech Co., Ltd.	120,220	124,169
*Jui Li Enterprise Co., Ltd.	712,760	188,960
K Laser Technology, Inc.	843,601	451,446
Kang Na Hsiung Co., Ltd.	1,409,078	958,050
*Kao Hsing Chang Iron & Steel Corp.	2,196,000	389,126
Kaulin Manufacturing Co., Ltd.	1,259,656	566,488
Kee Tai Properties Co., Ltd.	1,740,236	870,249
Kenda Rubber Industrial Co., Ltd.	63,924	75,504
King Yuan Electronics Co., Ltd.	10,624,862	4,100,865
Kingdom Construction Co., Ltd.	2,867,000	2,146,417

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*King’s Town Bank	5,689,012	$1,354,602
*Kinko Optical Co., Ltd.	172,000	90,823
*Kinpo Electronics, Inc.	11,607,375	3,042,448
*Kuoyang Construction Co., Ltd.	641,029	307,290
*Kwong Fong Industries Corp.	4,296,000	1,037,274
*L&K Engineering Co., Ltd.	216,000	184,242
*Lan Fa Textile Co., Ltd.	2,409,703	652,705
*Lead Data Co., Ltd.	2,033,458	383,662
*Lealea Enterprise Co., Ltd.	5,585,000	1,152,183
Lee Chang Yung Chemical Industry Corp.	2,306,714	2,558,282
Lee Chi Enterprises Co., Ltd.	1,564,900	528,582
*Leofoo Development Co., Ltd.	1,777,000	934,321
Les Enphants Co., Ltd.	63,908	63,571
*Li Peng Enterprise Co., Ltd.	4,587,712	1,866,854
Lian Hwa Foods Corp.	157,000	60,381
*Lien Chang Electronic Enterprise Co., Ltd.	623,000	285,713
Lien Hwa Industrial Corp.	4,294,640	1,966,484
Lingsen Precision Industries, Ltd.	2,580,481	893,454
Lite-On Technology Corp.	10,539,645	13,881,361
*Long Bon International Co., Ltd.	2,839,301	995,013
*Long Chen Paper Co., Ltd.	3,677,741	1,172,756
*Lucky Cement Corp.	2,877,000	710,898
Macronix International Co., Ltd.	25,770,028	13,062,710
*Masterlink Securities Corp.	5,882,000	2,286,753
*Mayer Steel Pipe Corp.	953,364	542,804
Maywufa Co., Ltd.	192,264	98,415
Mega Financial Holding Co., Ltd.	69,737,000	38,835,040
*Megamedia Corp.	782	6
Meiloon Co., Ltd.	973,352	357,765
*Mercuries & Associates, Ltd.	3,533,829	1,485,623
*Mercuries Data Co., Ltd.	649,800	148,324
Merry Electronics Co., Ltd.	648,000	1,081,549
Microelectronics Technology, Inc.	3,002,123	1,267,284
Micro-Star International Co., Ltd.	6,989,985	4,179,619
Mitac International Corp.	7,817,000	3,656,001
*Mobiletron Electronics Co., Ltd.	90,000	66,821
*Mustek Systems, Inc.	462,074	85,623
*Namchow Chemical Industrial Co., Ltd.	1,186,057	742,936
Nantex Industry Co., Ltd.	1,576,232	997,934
*New Asia Construction & Development Co., Ltd.	1,011,542	216,648
Nien Hsing Textile Co., Ltd.	3,910,000	1,973,227
*Ocean Plastics Co., Ltd.	79,776	54,083
*Optimax Technology Corp.	3,466,000	192,400
*Orient Semiconductor Electronics, Ltd.	372,276	63,947
Oriental Union Chemical Corp.	3,567,225	2,452,186
*Pacific Construction Co., Ltd.	4,079,256	508,786
Pan Jit International, Inc.	2,473,818	1,670,959
Phihong Technology Co., Ltd.	2,254,661	1,927,167
*Phoenix Precision Technology Corp.	3,222,000	2,172,095
*Picvue Electronics, Ltd.	241,600	—
*Plotech Co., Ltd.	572,000	342,060
*Potrans Electrical Corp.	1,139,000	152,693
Pou Chen Corp.	8,326,500	5,708,831
*President Securities Corp.	634,000	371,022
*Prince Housing & Development Corp.	4,151,737	1,801,008
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	130,694
*Promate Electronic Co., Ltd.	272,000	171,356
Promise Technology, Inc.	691,002	488,798
*Qisda Corp.	8,957,952	4,968,665
*Quintain Steel Co., Ltd.	2,435,250	569,769

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Radiant Opto-Electronics Corp.	2,639,000	$2,936,281
*Radium Life Tech Corp.	1,550,788	1,145,909
Ralec Electronic Corp.	383,163	477,965
*Rechi Precision Co., Ltd.	629,000	198,088
*Ritek Corp.	21,314,518	5,078,681
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	7,195,684	1,131,399
San Fang Chemical Industry Co., Ltd.	71,938	84,586
*Sanyang Industrial Co., Ltd.	6,088,268	2,440,733
Sanyo Electric Co., Ltd.	368,000	368,670
Sheng Yu Steel Co., Ltd.	1,716,000	1,176,192
Shihlin Electric & Engineering Corp.	2,263,000	2,720,902
*Shin Kong Financial Holding Co., Ltd.	14,428,507	5,870,356
*Shinkong Co., Ltd.	2,182,412	1,112,192
Shinkong Synthetic Fibers Co., Ltd.	10,443,342	2,577,876
*Shuttle, Inc.	223	158
Sigurd Microelectronics Corp.	2,269,608	1,135,677
*Silicon Integrated Systems Corp.	9,117,485	4,317,230
*Sinbon Electronics Co., Ltd.	1,284,000	777,257
Sincere Navigation Corp.	538,692	598,832
*Sinkang Industries Co., Ltd.	806,669	350,688
Sinon Corp.	3,047,877	1,207,037
*SinoPac Holdings Co., Ltd.	60,339,809	22,284,339
*Sintek Photronics Corp.	360,745	186,988
Siward Crystal Technology Co., Ltd.	933,875	377,742
Solomon Technology Corp.	1,316,950	544,396
South East Soda Manufacturing Co., Ltd.	927,500	810,280
*Southeast Cement Co., Ltd.	3,208,700	1,090,706
SPI Electronic Co., Ltd.	272,500	287,236
Spirox Corp.	362,662	209,549
Springsoft, Inc.	1,312,000	1,149,234
Standard Chemical & Pharmaceutical Co., Ltd.	155,310	129,939
Standard Foods Taiwan, Ltd.	586,250	640,908
Stark Technology, Inc.	827,200	470,102
Sunonwealth Electric Machine Industry Co., Ltd.	1,674,421	1,003,436
*Sunplus Technology Co., Ltd.	4,538,620	3,762,885
*Sweeten Construction Co., Ltd.	234,000	127,671
Sysware Systex Corp.	828,801	1,030,302
T JOIN Transportation Co., Ltd.	3,278,000	2,038,146
*Ta Chen Stainless Pipe Co., Ltd.	1,498,864	1,026,929
*Ta Chong Bank, Ltd.	14,283,906	2,806,401
*Ta Ya Electric Wire & Cable Co., Ltd.	5,127,732	1,179,998
Ta Yih Industrial Co., Ltd.	192,000	174,337
Tah Hsin Industrial Corp.	1,452,000	1,009,152
Ta-I Technology Co., Ltd.	1,330,195	943,152
Taichung Commercial Bank	9,743,754	2,413,124
Tainan Enterprises Co., Ltd.	421,850	297,328
*Tainan Spinning Co., Ltd.	10,204,000	3,766,151
*Taishin Financial Holdings Co., Ltd.	46,043,000	18,018,886
*Taisun Enterprise Co., Ltd.	1,931,721	741,879
*Taita Chemical Co., Ltd.	2,126,400	874,452
*Taiwan Business Bank	28,343,549	6,920,761
Taiwan Cement Corp.	12,306,807	12,626,116
*Taiwan Cogeneration Corp.	2,134,000	1,035,986
Taiwan Cooperative Bank	32,873,902	19,396,848
*Taiwan Flourescent Lamp Co., Ltd.	756,000	69,270
Taiwan Fu Hsing Industrial Co., Ltd.	399,000	217,379
Taiwan Glass Industrial Corp.	8,054,803	6,192,220
Taiwan Hon Chuan Enterprise Co., Ltd.	811,159	1,307,972
*Taiwan International Securities Corp.	1,232,000	303,131
Taiwan Kai Yih Industrial Co., Ltd.	1,033,060	610,504

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taiwan Kolin Co., Ltd.	5,797,000	$—
Taiwan Mask Corp.	2,615,000	896,600
Taiwan Paiho Co., Ltd.	1,440,000	890,566
*Taiwan Pulp & Paper Corp.	2,425,000	709,097
Taiwan Sakura Corp.	1,660,869	692,042
Taiwan Sogo Shinkong Security Co., Ltd.	1,021,205	657,462
*Taiwan Styrene Monomer Corp.	4,013,856	1,671,415
*Taiwan Tea Corp.	1,987,273	1,129,937
*Taiyen Biotech Co., Ltd.	1,776,000	1,036,383
*Tatung Co., Ltd.	35,836,000	7,892,635
*Teapo Electronic Corp.	2,496,670	311,940
Teco Electric & Machinery Co., Ltd.	15,963,834	6,355,204
*Tecom, Ltd.	805,753	302,785
Test-Rite International Co., Ltd.	1,552,332	701,695
Ton Yi Industrial Corp.	7,349,810	2,560,817
Tong Yang Industry Co., Ltd.	876,261	1,236,346
*Tong-Tai Machine & Tool Co., Ltd.	118,000	85,036
*Topco Scientific Co., Ltd.	1,172,000	1,130,587
Tsann Kuen Enterprise Co., Ltd.	459,100	378,313
TSRC Corp.	531,400	619,000
Tung Ho Steel Enterprise Corp.	2,878,769	2,736,395
TYC Brother Industrial Co., Ltd.	1,596,048	968,124
*Tycoons Group Enterprise Co., Ltd.	3,989,000	601,169
*Tze Shin International Co., Ltd.	981,665	370,528
*Unimicron Technology Corp.	2,976,000	3,395,564
*Union Bank of Taiwan	9,425,577	1,669,836
Unitech Electronics Co., Ltd.	1,249,739	637,815
*Unitech Printed Circuit Board Corp.	3,176,265	1,042,852
United Integration Service Co., Ltd.	1,578,000	814,301
*United Microelectronics Corp.	106,490,069	51,191,211
*Universal Cement Corp.	4,398,551	2,085,224
*Universal Microelectronics Co., Ltd.	747,491	291,885
Universal Scientific Industrial Co., Ltd.	7,245,366	3,574,592
Universal, Inc.	106,660	97,356
UPC Technology Corp.	5,203,437	2,507,917
*USI Corp.	5,122,000	2,410,964
*U-TECH Media Corp.	1,566,799	551,763
Ve Wong Corp.	1,167,600	881,614
*Waffer Technology Co., Ltd.	1,131,000	372,638
*Walsin Lihwa Corp.	23,434,412	7,594,165
*Walsin Technology Corp., Ltd.	4,207,876	1,628,588
*Wan Hai Lines Co., Ltd.	1,631,000	750,360
Wan Hwa Enterprise Co., Ltd.	872,919	372,542
*Waterland Financial Holdings	19,429,080	5,910,695
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	373,275
*Weikeng Industrial Co., Ltd.	1,344,000	747,932
*Winbond Electronics Corp.	29,524,000	5,452,730
*Wintek Corp.	8,764,000	5,836,183
Wistron NeWeb Corp.	649,950	859,510
WPG Holdings Co., Ltd.	79,151	108,288
*WT Microelectronics Co., Ltd.	1,542,000	1,044,985
*Wus Printed Circuit Co., Ltd.	3,176,928	1,003,564
Yageo Corp.	26,995,840	7,440,309
Yang Ming Marine Transport Corp.	11,471,615	4,052,292
Yeung Cyang Industrial Co., Ltd.	951,667	724,688
Yieh Phui Enterprise Co., Ltd.	9,876,179	3,203,941
Yosun Industrial Corp.	2,450,044	2,201,864
Yuanta Financial Holding Co., Ltd.	8,303,422	5,479,663
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	3,592,793
Yulon Motor Co., Ltd.	11,058,572	12,369,209
*Yulon Nissan Motor Co., Ltd.	348,000	676,399

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	65,687	$82,848
Yung Shin Pharmaceutical Industrial Co., Ltd.	255,400	273,155
Yung Tay Engineering Co., Ltd.	3,315,000	2,461,952
*Zenitron Corp.	1,400,000	849,642
*Zig Sheng Industrial Co., Ltd.	4,011,378	1,541,888
Zippy Technology Corp.	122,000	57,084
Zyxel Communication Corp.	4,187,000	2,882,594

TOTAL TAIWAN		927,969,844

THAILAND — (1.8%)
*Aapico Hitech PCL (Foreign)	539,800	130,004
*ACL Bank PCL (Foreign)	5,139,500	1,676,007
Asia Plus Securities PCL (Foreign)	7,008,500	377,421
Asian Property Development PCL (Foreign)	1,911,600	320,268
Ayudhya Insurance PCL (Foreign)	228,500	101,859
Bangchak Petroleum PCL (Foreign)	4,344,700	1,793,773
Bangkok Bank PCL (Foreign)	4,453,800	15,123,599
Bangkok Bank PCL (Foreign) NVDR	4,490,900	15,048,042
Bangkok Expressway PCL (Foreign)	3,883,500	2,137,813
Bangkok First Investment & Trust PCL (Foreign)	521,300	63,008
Bangkok Insurance PCL (Foreign)	87,880	623,113
*Bangkok Land PCL (Foreign)	78,669,103	1,388,624
Bank of Ayudhya PCL (Foreign)	16,269,800	8,761,598
Cal-Comp Electronics (Thailand) PCL (Foreign)	15,897,600	1,655,158
Capital Nomura Securities PCL (Foreign)	478,400	357,816
Capital Nomura Securities PCL (Foreign) NVDR	45,000	33,657
Central Plaza Hotel PCL (Foreign)	6,525,000	819,895
Charoen Pokphand Foods PCL (Foreign)	35,010,340	10,107,697
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	2,499,947
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,078,326
Erawan Group PCL (Foreign)	4,288,950	310,524
*G J Steel PCL (Foreign)	208,666,400	1,435,850
Hana Microelectronics PCL (Foreign)	1,555,000	865,310
Hermraj Land & Development PCL (Foreign)	64,383,100	1,540,957
ICC International PCL (Foreign)	2,710,500	3,345,045
IRPC PCL (Foreign)	52,340,500	6,013,090
*Italian-Thai Development PCL (Foreign) NVDR	17,827,500	1,696,079
Jasmine International PCL (Foreign)	6,917,600	97,271
Kasikornbank PCL (Foreign)	1,505,300	3,692,883
Kasikornbank PCL (Foreign) NVDR	164,500	382,644
Kiatnakin Finance PCL (Foreign)	2,815,900	2,127,194
Krung Thai Bank PCL (Foreign)	36,862,700	9,705,064
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	1,536,180
*Loxley PCL (Foreign)	3,313,700	247,846
MBK Development PCL (Foreign)	888,800	1,781,589
Padaeng Industry PCL (Foreign) NVDR	1,600,800	866,851
Polyplex PCL (Foreign)	5,424,000	933,074
Precious Shipping PCL (Foreign)	3,543,300	1,961,138
PTT Aromatics & Refining PCL (Foreign)	5,015,216	3,195,934
PTT Chemical PCL (Foreign)	3,909,810	7,310,789
Quality Houses PCL (Foreign)	24,250,600	1,813,807
*Regional Container Lines PCL (Foreign)	5,884,700	1,919,020
Rojana Industrial Park PCL (Foreign)	547,500	168,714
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,703,183
Saha Pathanapibul PCL (Foreign)	1,594,833	897,019
Saha-Union PCL (Foreign)	2,976,400	1,602,848
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	2,576,690
Sansiri PCL (Foreign)	9,982,900	1,206,609
Serm Suk PCL (Foreign) NVDR	39,000	17,735
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,343,219
Siam City Bank PCL (Foreign)	5,850,600	4,148,369

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Siam Commercial Bank PCL (Foreign)	3,845,300	$8,887,043
Siam Makro PCL (Foreign)	145,300	346,677
Supalai PCL (Foreign)	8,329,366	1,395,496
*Tata Steel (Thailand) PCL (Foreign)	27,838,200	1,765,654
Thai Oil PCL (Foreign)	2,300,000	2,838,444
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,062,086
Thai Rayon PCL (Foreign)	165,000	175,243
Thai Stanley Electric (Thailand) PCL (Foreign)	125,400	393,927
Thai Union Frozen Products PCL (Foreign)	1,173,600	974,343
Thai Wacoal PCL (Foreign)	93,300	108,862
Thanachart Capital PCL (Foreign)	6,228,800	3,671,125
Thoresen Thai Agencies PCL (Foreign)	2,560,800	2,049,406
Ticon Industrial Connection PCL (Foreign)	105,200	30,687
Tisco Financial Group PCL (Foreign)	1,041,700	673,170
Total Access Communication PCL (Foreign) ADR	1,264,380	1,473,003
*TPI Polene PCL (Foreign)	9,987,124	2,868,404
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	219,461
Univentures PCL (Foreign)	3,481,400	233,308
Vinythai PCL (Foreign)	5,239,317	1,026,702

TOTAL THAILAND		161,733,191

TURKEY — (2.2%)
Adana Cimento Sanayi Ticaret A.S.	425,899	171,692
Akbank T.A.S.	762	4,114
Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,257,107
Akenerji Elektrik Uretim A.S.	201,755	1,810,545
*Aksa Akrilik Kimya Sanayii A.S.	1,424,767	1,534,312
Aksigorta A.S.	1,324,168	3,999,118
Alarko Holding A.S.	1,013,092	2,552,018
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	2
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,512,298	2,073,674
*Anadolu Cam Sanayii A.S.	1,486,817	1,720,074
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	4
*Arcelik A.S.	1,552,149	5,068,775
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	207,619	839,698
*Asya Katilim Bankasi A.S.	123,911	256,289
Ayen Enerji A.S.	415,323	723,220
Aygaz A.S.	1,118,602	3,962,327
Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	289,646
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	2
*Bati Anabolu Cimento A.S.	280,524	1,113,829
Bolu Cimento Sanayii A.S.	706,424	824,032
*Borusan Mannesmann Boru Sanayi A.S.	14,873	112,707
Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	2,238,420
*Dentas Ambalaj ve Kagit Sanayi A.S.	—	—
*Deva Holding A.S.	35,166	81,176
*Dogan Gazetecilik A.S.	515,628	1,005,498
*Dogan Sirketler Grubu Holding A.S.	9,540,148	6,276,452
*Dogan Yayin Holding A.S.	2,311,143	1,607,493
*Dogus Otomotiv Servis ve Ticaret A.S.	315,057	973,285
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,801,852	1,862,190
Enka Insaat ve Sanayi A.S.	7,552	30,475
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,534	20,049,104
*Fortis Bank A.S.	1	1
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	1	—
*Global Yatirim Holding A.S.	2,295,251	1,226,530
*Goldas Kuyumculuk Sanayi A.S.	552,019	343,581
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	614,069
Goodyear Lastikleri T.A.S.	124,529	950,650

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*GSD Holding A.S.	2,497,284	$1,545,344
*Gubre Fabrikalari Ticaret A.S.	1	4
*Gunes Sigorta A.S.	439,694	567,982
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,394,347
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	—	—
*Ihlas Holding A.S.	3,918,431	1,322,098
*Izmir Demir Celik Sanayii A.S.	796,660	1,210,679
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	2,360,622	1,283,663
Karton Sanayi ve Ticaret A.S.	9,078	452,503
*Koc Holding A.S. Series B	5,412,771	13,788,787
Konya Cimento Sanayii A.S.	6,740	245,840
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	1,985,032
Mardin Cimento Sanayii ve Ticaret A.S.	—	1
*Marmari Marti Otel Isletmeleri A.S.	—	—
Marshall Boya ve Vernik Sanayii A.S.	27,296	195,856
*Medya Holdings A.S.	33,508	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
*Net Holding A.S.	1,239,663	490,262
*Net Turizm Ticaret ve Sanayi A.S.	1,033,537	817,274
Nortel Networks Netas Telekomuenikasyon A.S.	67,409	1,982,710
*Petkim Petrokimya Holding A.S.	904,477	4,360,322
Pinar Entegre Et ve Un Sanayi A.S.	231,479	578,571
Pinar Sut Mamulleri Sanayii A.S.	178,141	762,010
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,079
*Sabah Yayincilik A.S.	31,938	80,735
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,147,083
*Sekerbank T.A.S.	1,552,724	2,580,277
*Tat Konserve Sanayii A.S.	—	—
*Tekfen Holding A.S.	1,437,073	4,114,867
*Tekstil Bankasi A.S.	1,116,413	771,354
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
Tofas Turk Otomobil Fabrikasi A.S.	1,022,227	2,568,199
*Trakya Cam Sanayii A.S.	2,301,706	2,706,422
Tupras-Turkiye Petrol Rafinerileri A.S.	10,701	183,800
Turcas Petrol A.S.	436,200	1,333,527
*Turk Ekonomi Bankasi A.S.	2,246,859	3,306,824
*Turk Hava Yollari A.S.	2,610,500	7,287,914
*Turk Sise ve Cam Fabrikalari A.S.	4,183,331	4,390,176
Turkiye Garanti Bankasi A.S.	2,940,615	10,678,969
Turkiye Is Bankasi A.S.	3,368,436	12,757,357
*Turkiye Sinai Kalkinma Bankasi A.S.	2,955,458	2,895,048
*Turkiye Vakiflar Bankasi T.A.O.	7,707,611	18,691,556
Ulker Biskuvi Sanayi A.S.	1,028,681	2,406,236
*Uzel Makina Sanayii A.S.	275,043	142,713
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	447,837	965,629
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,693,715
*Yapi ve Kredi Bankasi A.S.	4,204,966	8,645,569
*Zorlu Enerji Elektrik Uretim A.S.	983,418	1,879,135

TOTAL TURKEY		190,785,580

TOTAL COMMON STOCKS		7,499,336,226

PREFERRED STOCKS — (5.3%)
BRAZIL — (5.3%)
#*Aracruz Celulose SA Sponsored ADR	643,665	11,985,042
Banco Alfa de Investimento SA	61,726	247,381
#Banco Bradesco SA Sponsored ADR	348,766	6,870,690
*Braskem SA Preferred A	1,479,200	9,740,418
#*Braskem SA Preferred A Sponsored ADR	306,860	4,026,003
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	302,821	9,139,982
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	773,123

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Companhia de Tecidos Norte de Minas	890,475	$2,941,964
Confab Industrial SA	3,302,112	9,709,889
Forjas Taurus SA	659,791	2,599,313
Gerdau SA	2,445,084	36,851,147
#Gerdau SA Sponsored ADR	4,348,258	65,658,696
*Gol Linhas Aereas Inteligentes SA	694,900	7,100,477
*Inepar Industria e Construcoes SA	7,896	183,370
Investimentos Itau SA	4,019,175	22,975,187
Klabin SA	5,296,604	12,628,143
Mahle-Metal Leve SA Industria e Comercio	4,000	48,706
Marcopolo SA	1,886,030	6,488,046
Metalurgica Gerdau SA	4,022,600	73,870,975
Randon e Participacoes SA	616,500	4,658,047
Sao Paulo Alpargatas SA	43,700	1,984,311
Saraiva SA Livreiros Editores	21,000	350,477
*Suzano Papel e Celullose SA	1,964,839	17,076,343
Telemar Norte Leste SA	549,500	17,293,529
Ultrapar Participacoes SA	170,741	7,477,673
#Ultrapar Participacoes SA Sponsored ADR	305,961	13,486,761
Uniao de Industrias Petroquimicas SA Series B	7,370,473	4,435,003
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	92,604,638
Vale SA Series B	239,144	—
#*Votorantim Celulose e Papel SA Sponsored ADR	1,352,316	18,580,828
Whirlpool SA	72,600	148,777

TOTAL BRAZIL		461,934,939

CHILE — (0.0%)
Sociedad Quimica y Minera de Chile SA Series A	42,776	1,719,902

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	97,463

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	1,526,067	98,384
*Malayan United Industries Berhad A2	1,526,067	80,496

TOTAL MALAYSIA		178,880

TOTAL PREFERRED STOCKS		463,931,184

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Eternit SA Rights 11/24/09	157,580	144,019

CHINA — (0.0%)
#*New World China Land, Ltd. Rights 11/11/09	2,846,800	202,026

MALAYSIA — (0.0%)
*Jerneh Asia Berhad Warrants 07/26/12	159,420	9,343
*OSK Holdings Berhad Warrants 09/30/12	93,339	2,188
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	27,392

TOTAL MALAYSIA		38,923

PHILIPPINES — (0.0%)
*Security Bank Corp. Rights 11/11/09	645,246	379,437

SOUTH KOREA — (0.0%)
*Pumyang Construction Co., Ltd. Rights 12/02/09	9,287	178

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 12/07/09	737,515	68,030

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	72,235

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	$1,193
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	30,866	5,679
*Sansiri PCL (Foreign) Warrants	4,991,450	—
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	17,533	1,668

TOTAL THAILAND		80,775

TOTAL RIGHTS/WARRANTS		913,388

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,245,000 FNMA 5.00%, 06/01/35, valued at $766,237) to be repurchased at $753,012	$753	753,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund LP	792,322,880	792,322,880
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $584,280) to be repurchased at $572,827	$573	572,824

TOTAL SECURITIES LENDING COLLATERAL		792,895,704

TOTAL INVESTMENTS — (100.0%) (Cost $7,369,005,537)		$8,757,829,502

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (87.5%)
BRAZIL — (8.0%)
Acos Villares SA	111,000	$54,819
AES Tiete SA (2440693)	15,500	165,330
AES Tiete SA (2441038)	15,500	174,657
All America Latina Logistica SA	96,200	706,100
American Banknote SA	9,400	93,755
*Anhanguera Educacional Participacoes SA	8,000	110,581
B2W Cia Global Do Varejo	11,500	333,328
Banco Bradesco SA	75,700	1,194,630
Banco do Brasil SA	37,400	598,918
Banco Sofisa SA	10,400	32,707
*BR Malls Participacoes SA	14,100	151,197
*BRF - Brasil Foods SA	40,800	983,638
*BRF - Brasil Foods SA ADR	13,034	630,442
Centrais Eletricas Brasileiras SA (2308445)	20,700	263,215
Centrais Eletricas Brasileiras SA (2311120)	19,500	277,733
Cia de Gas de Sao Paulo	4,000	74,932
Cia de Saneamento de Minas Gerais-Copasa	13,800	242,847
Cia Energetica de Minas Gerais	3,875	48,174
Cia Energetica de Sao Paulo	30,600	356,097
Cia Hering SA	2,300	27,027
Cia Vale do Rio Doce	176,600	4,501,534
Companhia de Concessoes Radoviarias	10,800	212,371
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	424,105
#Companhia Siderurgica Nacional SA Sponsored ADR	28,600	948,376
CPFL Energia SA	15,800	276,697
Cremer SA	8,200	65,168
Cyrela Brazil Realty SA	49,600	629,292
*Duratex SA	72,523	502,260
*Empresa Brasileira de Aeronautica SA	90,900	463,375
#*Empresa Brasileira de Aeronautica SA ADR	6,100	123,525
Eternit SA	9,450	41,306
*Ferbasa-Ferro Ligas da Bahia SA	9,900	65,584
*Fertilizantes Fosfatados SA	5,600	54,042
Gafisa SA	12,100	179,275
Gerdau SA	29,400	336,291
*Global Village Telecom Holding SA	20,700	593,997
*IdeiasNet SA	41,600	123,978
Industrias Romi SA	18,000	127,214
#Itau Unibanco Holding SA ADR	349,670	6,692,684
JBS SA	109,100	601,982
Light SA	22,100	304,477
Localiza Rent a Car SA	20,200	211,563
Lojas Americanas SA	28,000	148,615
Lojas Renner SA	21,600	382,561
M Dias Branco SA	5,900	127,204
*Mmx Mineracao e Metalicos SA	14,000	91,633
Natura Cosmeticos SA	19,000	341,474
Obrascon Huarte Lain Brasil SA	9,100	144,641
*Paranapanema SA	25,200	96,417
PDG Realty SA Empreendimentos e Participacoes	16,000	133,515
Petroleo Brasileiro SA ADR (71654V101)	146,315	5,870,158
Petroleo Brasileiro SA ADR (71654V408)	106,230	4,909,951
*Plascar Participacoes Industriais SA	43,400	51,491
Porto Seguro SA	24,000	253,270
*Sao Martinho SA	16,000	157,130
*Tam SA	20,900	295,300
Tele Norte Leste Participacoes SA	8,800	198,320
Telecomunicacoes de Sao Paulo SA	10,200	225,528

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*TIM Participacoes SA	15,200	$47,716
Totvs SA	3,200	174,369
Tractebel Energia SA	36,200	441,814
Universo Online SA	20,500	120,444
Usinas Siderurgicas de Minas Gerais SA	9,000	221,219
Vivo Participacoes SA	3,453	85,071
Vivo Participacoes SA ADR	35,925	871,181
Weg Industrias SA	40,900	401,663

TOTAL BRAZIL		39,789,908

CHILE — (2.0%)
Aguas Andinas SA Series A	289,897	120,119
Banco de Chile Series F ADR	7,748	360,282
Banco de Credito e Inversiones SA Series A	9,998	289,851
Banco Santander Chile SA ADR	7,000	368,480
CAP SA	22,265	579,657
Colbun SA	2,969,308	699,055
Compania General de Electricidad SA	43,879	276,439
*Compania SudAmericana de Vapores SA	309,278	253,882
CorpBanca SA	38,136,342	258,576
Embotelladora Andina SA Series B	21,938	67,308
Embotelladora Andina SA Series B ADR	5,000	91,250
#Empresa Nacional de Electricidad SA Sponsored ADR	24,755	1,136,007
Empresa Nacional de Telecomunicaciones SA	32,414	431,025
Empresas CMPC SA	29,738	1,064,900
Empresas Copec SA	89,745	1,207,885
*Empresas Iansa SA	842,902	61,120
Enersis SA Sponsored ADR	58,256	1,029,966
#Lan Airlines SA Sponsored ADR	19,400	260,154
Madeco SA	2,605,966	169,330
Masisa SA	884,152	131,153
S.A.C.I. Falabella SA	74,766	358,897
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	22,000	808,500

TOTAL CHILE		10,023,836

CHINA — (11.5%)
Agile Property Holdings, Ltd.	446,000	569,723
*Air China, Ltd.	492,000	266,322
Ajisen China Holdings, Ltd.	135,000	113,771
Alibaba.com, Ltd.	36,500	84,280
#*Aluminum Corp. of China, Ltd. ADR	39,595	1,076,984
AMVIG Holdings, Ltd.	76,000	33,099
#Angang Steel Co., Ltd.	248,000	458,390
Anhui Conch Cement Co., Ltd.	40,000	258,814
Anhui Expressway Co., Ltd.	54,000	33,779
Bank of China, Ltd.	3,845,000	2,210,971
Bank of Communications Co., Ltd.	732,000	876,164
*Beijing Capital International Airport Co., Ltd.	470,000	316,070
Beijing Capital Land, Ltd.	330,000	138,379
#Beijing North Star Co., Ltd.	320,000	118,143
Belle International Holdings, Ltd.	236,000	238,570
Bosideng International Holdings, Ltd.	484,000	85,829
#*Brilliance China Automotive Holdings, Ltd.	844,000	155,143
#*Byd Co., Ltd.	159,000	1,457,703
*BYD Electronic International Co., Ltd.	57,000	53,067
Chaoda Modern Agriculture (Holdings), Ltd.	559,832	432,552
*China Aerospace International Holdings, Ltd.	268,000	47,571
China Agri-Industries Holdings, Ltd.	275,000	263,422
#*China Aoyuan Property Group, Ltd.	156,000	29,392
China BlueChemical, Ltd.	162,000	85,986
China Citic Bank	583,000	434,932

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Coal Energy Co.	191,000	$264,292
*China Communications Services Corp., Ltd.	334,000	173,625
China Construction Bank Corp.	4,274,000	3,684,751
#China COSCO Holdings Co., Ltd.	87,000	107,119
China Dongxiang Group Co.	202,000	123,419
#*China Eastern Airlines Corp., Ltd.	256,000	70,901
China Everbright International, Ltd.	262,000	119,626
China Everbright, Ltd.	212,000	500,837
#*China Grand Forestry Green Resources Group, Ltd.	1,520,000	59,773
China Green (Holdings), Ltd.	93,000	81,586
China High Speed Transmission Equipment Group Co., Ltd.	115,000	230,631
China Life Insurance Co., Ltd.	22,000	101,014
#China Life Insurance Co., Ltd. ADR	36,543	2,507,215
*China Mengniu Dairy Co., Ltd.	129,000	360,623
China Merchants Bank Co., Ltd.	201,500	515,506
China Merchants Holdings (International) Co., Ltd.	231,685	740,380
*China Mining Resources Group, Ltd.	1,034,000	37,587
China Mobile, Ltd. Sponsored ADR	65,301	3,051,516
*China Molybdenum Co., Ltd.	241,000	198,199
China National Building Material Co., Ltd.	76,000	163,558
*China National Materials Co., Ltd.	60,000	47,548
China Oilfield Services, Ltd.	144,000	155,594
China Overseas Land & Investment, Ltd.	148,320	319,764
*China Power International Development, Ltd.	358,000	99,041
*China Properties Group, Ltd.	91,000	27,723
China Rare Earth Holdings, Ltd.	260,000	56,251
China Resources Gas Group, Ltd.	50,000	48,386
China Resources Land, Ltd.	184,000	443,704
China Resources Power Holdings Co., Ltd.	238,000	494,259
China Shenhua Energy Co., Ltd.	233,500	1,046,038
#*China Shipping Container Lines Co., Ltd.	809,000	289,522
#China Shipping Development Co., Ltd.	106,000	149,846
*China Southern Airlines Co., Ltd.	230,000	67,191
#*China Southern Airlines Co., Ltd. ADR	9,000	129,150
China State Construction International Holdings, Ltd.	381,600	153,351
*China Taiping Insurance Holdings Co., Ltd.	96,000	338,959
China Telecom Corp., Ltd.	430,000	190,050
#China Telecom Corp., Ltd. ADR	11,545	507,749
China Travel International Investment Hong Kong, Ltd.	574,000	117,173
China Unicom Hong Kong, Ltd.	200,000	253,799
China Unicom Hong Kong, Ltd. ADR	114,955	1,454,181
China Yurun Food Group, Ltd.	123,000	252,172
Chongqing Iron and Steel Co., Ltd.	190,000	69,687
CITIC Pacific, Ltd.	105,000	269,928
*CITIC Resources Holdings, Ltd.	496,000	138,774
CNOOC, Ltd.	427,000	633,106
#CNOOC, Ltd. ADR	11,400	1,697,916
Comba Telecom Systems Holdings, Ltd.	239,580	244,921
COSCO International Holdings, Ltd.	222,000	93,636
COSCO Pacific, Ltd.	300,000	415,168
#Country Garden Holdings Co.	606,000	232,353
Dalian Port (PDA) Co., Ltd.	182,000	66,058
Datang International Power Generation Co., Ltd.	536,000	250,469
Denway Motors, Ltd.	1,396,000	668,222
Digital China Holdings, Ltd.	35,000	35,851
Dongfang Electric Co., Ltd.	24,800	123,197
#Fosun International, Ltd.	496,500	336,927
Franshion Properties China, Ltd.	594,000	165,338
*Fushan International Energy Group, Ltd.	384,000	294,767
#Geely Automobile Holdings, Ltd.	800,000	289,261
Global Bio-Chem Technology Group Co., Ltd.	392,000	95,913

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Golden Eagle Retail Group, Ltd.	136,000	$233,909
*GOME Electrical Appliances Holdings, Ltd.	1,867,940	547,175
Great Wall Motor Co., Ltd.	163,000	183,074
Greentown China Holdings, Ltd.	156,500	226,290
Guangdong Investment, Ltd.	518,000	273,346
#Guangshen Railway Co., Ltd. Sponsored ADR	7,262	145,603
Guangzhou Investment Co., Ltd.	1,088,000	290,187
Guangzhou R&F Properties Co., Ltd.	135,600	254,091
GZI Transport, Ltd.	128,000	54,408
#*Haier Electronics Group Co., Ltd.	431,000	158,450
Hengan International Group Co., Ltd.	69,000	444,166
Hengdeli Holdings, Ltd.	432,000	140,662
*Hidili Industry International Development, Ltd.	219,000	224,662
HKC (Holdings), Ltd.	47,363	3,716
*Honghua Group, Ltd.	137,000	28,350
Hopson Development Holdings, Ltd.	124,000	215,752
*Huadian Power International Corp.	310,000	86,088
Huaneng Power International, Inc.	130,000	82,819
#Huaneng Power International, Inc. ADR	9,458	241,274
*Hunan Non-Ferrous Metal Corp., Ltd.	322,000	98,312
*Industrial & Commercial Bank of China, Ltd.	4,186,000	3,330,444
*Inspur International, Ltd.	165,000	23,405
Intime Department Store Group Co., Ltd.	163,000	114,115
Jiangsu Express Co., Ltd.	196,000	173,801
Jiangxi Copper Co., Ltd.	62,000	140,476
Ju Teng International Holdings, Ltd.	168,000	133,032
Kingboard Chemical Holdings, Ltd.	93,500	376,329
Kingdee International Software Group Co., Ltd.	320,000	69,080
#Kingsoft Corp., Ltd.	198,000	184,279
KWG Property Holding, Ltd.	224,500	160,762
Lenovo Group, Ltd.	696,000	392,444
#Li Ning Co., Ltd.	93,500	254,267
Lianhua Supermarket Holdings Co., Ltd.	24,000	51,532
*Little Sheep Group, Ltd.	61,000	34,952
Lonking Holdings, Ltd.	218,000	125,567
#*Maanshan Iron & Steel Co., Ltd.	394,000	237,183
Minth Group, Ltd.	136,000	141,232
*Nan Hai Corp., Ltd.	6,200,000	87,926
*Neo-China Land Group (Holdings), Ltd.	62,000	40,719
NetDragon Websoft, Inc.	40,000	24,701
#*New World China Land, Ltd.	76,000	30,292
New World Department Store China, Ltd.	95,000	84,540
Nine Dragons Paper Holdings, Ltd.	375,000	534,323
*Oriental Ginza Holdings, Ltd.	57,000	20,685
Parkson Retail Group, Ltd.	104,000	168,372
#*PICC Property & Casualty Co., Ltd.	320,000	236,103
Ping An Insurance (Group) Co. of China, Ltd.	162,500	1,423,107
Poly Hong Kong Investment, Ltd.	257,000	294,065
Qingling Motors Co., Ltd.	320,000	67,246
Qunxing Paper Holdings Co., Ltd.	81,000	32,586
*Semiconductor Manufacturing International Corp.	2,543,000	125,847
*Semiconductor Manufacturing International Corp. ADR	1,700	4,114
Shandong Molong Petroleum Machinery Co., Ltd.	232,000	32,306
Shanghai Forte Land Co., Ltd.	388,000	118,209
Shanghai Prime Machinery Co., Ltd.	302,000	54,128
Shenzhen Expressway Co., Ltd.	186,000	88,803
Shenzhen International Holdings, Ltd.	1,402,500	98,068
Shenzhen Investment, Ltd.	414,000	163,587
Shenzhou International Group	93,000	99,176
Shimao Property Holdings, Ltd.	298,500	555,240
Shougang Concord International Enterprises Co., Ltd.	522,000	89,880

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shui On Land, Ltd.	459,350	$278,430
Sichuan Expressway Co., Ltd.	178,000	76,925
*Sino Union Petroleum & Chemical International, Ltd.	780,000	66,465
Sinofert Holdings, Ltd.	276,000	136,245
Sinolink Worldwide Holdings, Ltd.	532,000	102,054
#Sino-Ocean Land Holdings, Ltd.	841,275	817,078
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	213,922
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	101,462
Sinotrans, Ltd.	400,000	104,842
*Sinotruk Hong Kong, Ltd.	72,000	85,612
Skyworth Digital Holdings, Ltd.	400,000	225,159
*Soho China, Ltd.	328,000	176,257
*Solargiga Energy Holdings, Ltd.	106,000	24,528
*SRE Group, Ltd.	776,000	88,411
*TCL Multimedia Technology Holdings, Ltd.	100,000	78,321
Tencent Holdings, Ltd.	78,000	1,358,181
Tian An China Investments Co., Ltd.	215,000	131,452
Tianjin Development Holdings, Ltd.	16,000	9,881
*Tianjin Port Development Holdings, Ltd.	266,000	98,677
Tingyi (Cayman Islands) Holding Corp.	128,000	285,598
*Tomson Group, Ltd.	64,000	28,917
Towngas China Co., Ltd.	171,000	68,349
TPV Technology, Ltd.	260,000	168,284
Travelsky Technology, Ltd.	183,000	156,169
*Uni-President China Holdings, Ltd.	170,000	104,664
*United Energy Group, Ltd.	540,000	28,401
#Vinda International Holdings, Ltd.	186,000	119,465
*Wasion Group Holdings, Ltd.	60,000	49,896
Weichai Power Co., Ltd.	43,200	279,539
*Welling Holdings, Ltd.	764,000	35,094
Xinao Gas Holdings, Ltd.	128,000	274,297
#Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	152,920
#*Xiwang Sugar Holdings Co., Ltd.	114,296	26,739
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	379,440
Zhejiang Expressway Co., Ltd.	236,000	201,027
Zhong An Real Estate, Ltd.	70,000	26,554
Zijin Mining Group Co., Ltd.	332,000	321,355

TOTAL CHINA		56,924,024

CZECH REPUBLIC — (0.7%)
CEZ A.S.	31,512	1,551,783
Komercni Banka A.S.	2,657	521,040
Telefonica 02 Czech Republic A.S.	42,731	1,006,789
*Unipetrol A.S.	27,775	207,364

TOTAL CZECH REPUBLIC		3,286,976

HUNGARY — (0.9%)
*Danubius Hotel & Spa NYRT	1,913	35,252
EMASZ RT	322	36,396
*FHB Mortgage Bank NYRT	32,759	215,120
*Fotex Holding SE Co., Ltd.	20,564	45,771
Magyar Telekom Telecommunications P.L.C.	101,699	438,441
#Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	51,360
*MOL Hungarian Oil & Gas NYRT	13,110	1,095,264
*OTP Bank NYRT	84,197	2,367,577
*Pannonplast NYRT	13,775	56,863
*RABA Automotive Holding NYRT	7,432	27,445

TOTAL HUNGARY		4,369,489

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (9.6%)
*3M India, Ltd.	150	$5,307
Aban Offshore, Ltd.	1,530	40,927
*ACC, Ltd.	15,190	239,157
Adani Enterprises, Ltd.	13,219	199,412
Aditya Birla Nuvo, Ltd.	17,301	287,446
*AIA Engineering, Ltd.	8,680	57,448
Ajmera Realty & Infra India, Ltd.	1,599	7,753
Allahabad Bank, Ltd.	41,954	105,463
Alok Industries, Ltd.	110,269	44,597
Alstom Projects India, Ltd.	4,263	47,312
Ambuja Cements, Ltd.	222,300	416,425
Amtek Auto, Ltd.	34,597	126,731
*Anant Raj Industries, Ltd.	12,566	34,416
Andhra Bank	46,000	108,827
Apollo Tyres, Ltd.	102,440	103,225
*Arvind Mills, Ltd.	97,633	69,838
Asea Brown Boveri India, Ltd.	9,765	157,920
*Asian Hotels, Ltd.	4,300	38,332
Asian Paints, Ltd.	7,500	259,257
Axis Bank, Ltd.	51,866	987,874
Bajaj Auto, Ltd.	7,812	230,480
Bajaj Hindusthan, Ltd.	38,400	158,457
Bajaj Holdings & Investment, Ltd.	17,611	180,826
Ballarpur Industries, Ltd.	101,088	47,081
Balrampur Chini Mills, Ltd.	107,115	335,518
Bank of Maharashtra, Ltd.	77,935	70,778
Bannari Amman Sugars, Ltd.	1,400	35,307
Bata India, Ltd.	15,997	57,004
BEML, Ltd.	6,037	118,331
Berger Paints India, Ltd.	49,000	57,983
Bharat Forge, Ltd.	35,107	183,759
Bharti Airtel, Ltd.	105,074	647,957
Bhushan Steel & Strips, Ltd.	6,126	148,881
Birla Corp., Ltd.	8,694	54,754
Blue Star, Ltd.	10,894	75,852
Bombay Dyeing & Manufacturing Co., Ltd.	8,325	67,093
Bombay Rayon Fashions, Ltd.	19,914	78,396
Bosch, Ltd.	2,852	255,139
Britannia Industries, Ltd.	4,943	172,280
*Cairn India, Ltd.	61,757	342,079
Carborundum Universal, Ltd.	21,879	63,768
Century Textiles & Industries, Ltd.	6,103	56,750
CESC, Ltd.	20,157	157,666
Chambal Fertilizers & Chemicals, Ltd.	90,740	90,264
*Chennai Petroleum Corp., Ltd.	15,825	70,671
Chettinad Cement Corp., Ltd.	800	6,948
CMC, Ltd.	1,340	35,089
Colgate-Palmolive (India), Ltd.	8,968	132,919
Coromandel International, Ltd.	43,187	193,825
Corporation Bank	10,377	93,006
Cranes Software International, Ltd.	21,490	17,475
Crisil, Ltd.	636	56,194
Crompton Greaves, Ltd.	49,217	395,224
Cummins India, Ltd.	16,419	129,759
Dabur India, Ltd.	42,601	136,497
Dalmia Cement (Bharat), Ltd.	25,540	77,491
DCM Shriram Consolidated, Ltd.	39,728	42,762
*Dish TV (India), Ltd.	66,606	48,561
DLF, Ltd.	66,637	517,868
E.I.D. - Parry (India), Ltd.	18,565	120,373
Edelweiss Capital, Ltd.	6,223	60,992

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Eicher Motors, Ltd.	5,657	$59,464
EIH, Ltd.	65,321	169,268
Electrosteel Casings, Ltd.	78,500	67,239
*Essar Oil, Ltd.	74,000	207,564
Everest Kanto Cylinder, Ltd.	10,003	29,152
Exide Industries, Ltd.	92,784	192,057
FAG Bearings (India), Ltd.	5,070	51,656
Federal Bank, Ltd.	53,973	271,542
Financial Technologies (India), Ltd.	9,938	246,244
Finolex Cables, Ltd.	50,719	54,659
GAIL India, Ltd.	69,352	509,638
*Gammon India, Ltd.	37,375	180,090
Geodesic, Ltd.	29,058	68,384
Gillette India, Ltd.	1,800	45,949
Gitanjali Gems, Ltd.	19,770	47,807
GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	242,834
*GMR Infrastructure, Ltd.	141,302	182,235
Godrej Consumer Products, Ltd.	21,028	120,403
Godrej Industries, Ltd.	33,592	125,920
Graphite India, Ltd.	46,878	62,118
Grasim Industries, Ltd.	7,413	341,160
Great Eastern Shipping Co., Ltd.	25,938	130,802
Great Offshore, Ltd.	14,838	161,247
GTL, Ltd.	21,580	152,201
Gujarat Alkalies & Chemicals, Ltd.	17,941	43,288
Gujarat Ambuja Exports, Ltd.	37,000	16,424
Gujarat Fluorochemicals, Ltd.	16,937	49,326
Gujarat Gas Co., Ltd.	17,160	74,030
Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	64,688
Gujarat State Fertilizers & Chemicals, Ltd.	18,025	67,585
*GVK Power & Infrastructure, Ltd.	232,214	216,056
H.E.G., Ltd.	13,472	72,814
HCL Infosystems, Ltd.	19,952	64,554
HCL Technologies, Ltd.	67,555	432,634
HDFC Bank, Ltd.	38,156	1,299,906
*HeidelbergCement India, Ltd.	46,000	34,676
Hero Honda Motors, Ltd. Series B	16,024	529,273
Hexaware Technologies, Ltd.	51,608	83,250
*Hikal, Ltd.	3,700	26,690
*Himachal Futuristic Communications, Ltd.	164,489	35,845
Hindalco Industries, Ltd.	257,297	657,997
Hindustan Construction Co., Ltd.	36,523	96,157
*Hindustan Oil Exploration Co., Ltd.	9,632	58,467
Hindustan Unilever, Ltd.	86,635	516,967
*Honeywell Automation India, Ltd.	950	38,427
Hotel Leelaventure, Ltd.	76,029	54,538
*Housing Development & Infrastructure, Ltd.	40,773	270,191
*HT Media, Ltd.	7,759	21,594
ICI India, Ltd.	5,027	61,210
ICICI Bank, Ltd. Sponsored ADR	87,637	2,756,184
ICSA (India), Ltd.	15,413	58,199
IDBI Bank, Ltd.	79,758	191,172
*Idea Cellular, Ltd.	104,321	114,032
India Cements, Ltd.	58,880	136,685
India Infoline, Ltd.	25,448	68,611
Indiabulls Financial Services, Ltd.	58,328	204,468
*Indiabulls Real Estate, Ltd.	108,781	568,359
Indiabulls Securities, Ltd.	19,709	19,040
*Indian Bank	29,130	95,631
Indian Hotels Co., Ltd.	131,997	205,057
Indian Overseas Bank	29,485	62,803

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
IndusInd Bank, Ltd.	75,477	$184,969
Infosys Technologies, Ltd.	55,914	2,595,732
*Infotech Enterprises, Ltd.	14,697	73,821
Infrastructure Development Finance Co., Ltd.	260,701	804,507
ING Vysya Bank, Ltd.	12,074	72,128
IRB Infrastructure Developers, Ltd.	34,099	166,078
*Ispat Industries, Ltd.	112,747	44,406
IVRCL Infrastructures & Projects, Ltd.	53,363	388,660
Jain Irrigation Systems, Ltd.	15,110	244,783
Jaiprakash Associates, Ltd.	191,285	842,176
Jaiprakash Hydro Power, Ltd.	36,177	47,923
Jammu & Kashmir Bank, Ltd.	11,393	135,357
JBF Industries, Ltd.	18,484	33,901
*Jet Airways (India), Ltd.	5,856	46,516
*Jindal Drilling & Industries, Ltd.	4,896	54,411
Jindal Saw, Ltd.	6,867	100,304
Jindal Steel & Power, Ltd.	56,790	763,665
*JSL, Ltd.	31,594	65,802
JSW Steel, Ltd.	30,485	483,073
Jyoti Structures, Ltd.	19,766	55,389
*Kalpataru Power Transmission, Ltd.	3,074	60,171
Karnataka Bank, Ltd.	25,885	71,067
Karur Vysya Bank, Ltd.	9,749	80,296
Kesoram Industries, Ltd.	16,192	115,624
Kirloskar Oil Engines, Ltd.	63,106	167,727
Kotak Mahindra Bank, Ltd.	29,024	433,815
KS Oils, Ltd.	60,437	81,252
Lakshmi Machine Works, Ltd.	2,433	69,225
*Lanco Infratech, Ltd.	16,483	168,877
Larsen & Toubro, Ltd.	15,668	516,903
LIC Housing Finance, Ltd.	20,990	328,156
*Madras Cements, Ltd.	31,000	70,147
Mahanagar Telephone Nigam, Ltd.	59,242	86,004
Maharashtra Seamless, Ltd.	10,924	75,467
Mahindra Lifespace Developers, Ltd.	8,446	57,153
Mastek, Ltd.	3,774	23,343
McLeod Russel India, Ltd.	18,678	80,706
Mercator Lines, Ltd.	44,975	45,357
Monnet Ispat, Ltd.	9,869	77,486
Monsanto India, Ltd.	700	22,338
Moser Baer (India), Ltd.	65,998	104,695
Motherson Sumi Systems, Ltd.	46,766	110,404
MphasiS, Ltd.	20,534	292,275
MRF, Ltd.	896	99,887
Mundra Port & Special Economic Zone, Ltd.	12,782	134,698
Nagarjuna Construction Co., Ltd.	67,987	210,196
*Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	50,816
Navneet Publications (India), Ltd.	88,668	72,394
NIIT, Ltd.	83,932	105,363
Nirma, Ltd.	5,100	18,930
*OnMobile Global, Ltd.	5,727	43,829
Opto Circuits India, Ltd.	21,115	88,297
*Oracle Financial Services Software, Ltd.	10,681	477,246
Orient Paper & Industries, Ltd.	45,993	41,778
Oriental Bank of Commerce	18,908	95,604
*Parsvnath Developers, Ltd.	18,031	39,758
Patel Engineering, Ltd.	5,663	53,892
Patni Computer Systems, Ltd.	37,726	353,175
Petronet LNG, Ltd.	159,932	217,812
Pidilite Industries, Ltd.	27,000	93,532
Polaris Software Lab, Ltd.	28,867	95,044

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Praj Industries, Ltd.	16,862	$29,654
*Prakash Industries, Ltd.	24,527	69,390
Prism Cements, Ltd.	86,482	72,809
PTC India, Ltd.	62,542	133,519
Punj Lloyd, Ltd.	38,708	164,339
Rallis India, Ltd.	3,282	62,065
*Raymond, Ltd.	22,348	85,665
Redington India, Ltd.	10,981	65,137
REI Agro, Ltd.	68,740	64,896
Rei Six Ten Retail, Ltd.	25,775	79,948
Reliance Capital, Ltd.	32,352	505,935
Reliance Energy, Ltd.	24,265	537,992
Reliance Industrial Infrastructure, Ltd.	4,222	76,039
*Reliance Media World, Ltd.	4,064	874
*Reliance MediaWorks, Ltd.	4,064	21,522
*Reliance Natural Resources, Ltd.	136,432	182,869
*Reliance Power, Ltd.	141,192	412,159
Rolta India, Ltd.	38,036	138,164
Ruchi Soya Industries, Ltd.	55,585	92,828
*S.Kumars Nationwide, Ltd.	58,494	51,565
Sesa Goa, Ltd.	95,789	605,295
Shree Cement, Ltd.	3,483	113,551
*Shree Precoated Steels, Ltd.	3,730	1,545
*Shree Renuka Sugars, Ltd.	42,559	166,619
Shriram Transport Finance Co., Ltd.	29,558	245,184
Siemens India, Ltd.	7,994	86,394
South India Bank, Ltd.	30,142	83,758
*Spice Communications, Ltd.	41,237	46,720
SREI Infrastructure Finance, Ltd.	21,226	31,843
SRF, Ltd.	13,802	53,727
State Bank of India, Ltd.	11,706	540,110
Sterling Biotech, Ltd.	30,729	58,703
Sterlite Industries (India), Ltd. ADR	24,600	387,942
Sterlite Industries (India), Ltd. Series A	24,973	403,836
Sterlite Technologies, Ltd.	16,325	95,786
Sun TV Network, Ltd.	14,000	92,626
Supreme Industries, Ltd.	8,016	52,245
*Suzlon Energy, Ltd.	141,693	198,080
Syndicate Bank	74,170	135,270
Tanla Solutions, Ltd.	28,638	35,698
Tata Chemicals, Ltd.	27,796	153,797
#Tata Communications, Ltd. ADR	10,600	161,438
Tata Consultancy Services, Ltd.	49,576	656,906
Tata Elxsi, Ltd.	8,349	27,314
Tata Investment Corp., Ltd.	8,434	77,854
Tata Motors, Ltd.	58,618	691,149
Tata Power Co., Ltd.	12,333	347,839
Tata Steel, Ltd.	57,363	567,006
Tata Tea, Ltd.	16,195	294,052
*Tech Mahindra, Ltd.	16,203	316,933
*Teledata Marine Solutions	27,764	20,247
*Teledata Technology Solutions, Ltd.	27,764	3,269
Texmaco, Ltd.	8,000	21,414
Thermax, Ltd.	8,395	93,142
Thomas Cook (India), Ltd.	46,024	52,307
Titan Industries, Ltd.	4,295	113,341
Torrent Power, Ltd.	33,009	196,188
Trent, Ltd.	2,640	37,368
Triveni Engineering & Industries, Ltd.	52,481	112,902
Tube Investments of India, Ltd.	25,855	32,419
Tulip Telecom, Ltd.	5,651	109,969

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
TVS Motor Co., Ltd.	20,070	$22,826
UCO Bank	83,979	89,010
Union Bank of India, Ltd.	31,491	173,700
Unitech, Ltd.	135,034	231,366
United Phosphorus, Ltd.	80,226	243,299
Usha Martin, Ltd.	58,390	77,438
Varun Shipping Co., Ltd.	45,506	51,218
Videocon Industries, Ltd.	21,683	101,203
Vijaya Bank, Ltd.	73,417	67,607
Voltas, Ltd.	38,760	128,653
Welspun-Gujarat Stahl Rohren, Ltd.	26,959	144,704
Wipro, Ltd.	36,958	472,389
*Wire & Wireless India, Ltd.	72,667	25,114
*Yes Bank, Ltd.	31,567	156,110
Zee Entertainment Enterprises, Ltd.	74,228	360,022
Zee News, Ltd.	31,438	34,236

TOTAL INDIA		47,628,575

INDONESIA — (3.0%)
PT Aneka Tambang Tbk	1,152,500	267,832
PT Astra Agro Lestari Tbk	102,000	226,437
PT Astra International Tbk	770,000	2,477,318
*PT Bakrie & Brothers Tbk	13,985,000	141,996
*PT Bakrieland Development Tbk	7,173,250	201,429
PT Bank Central Asia Tbk	3,056,000	1,439,076
PT Bank Danamon Indonesia Tbk	1,108,441	517,095
PT Bank Mandiri Persero Tbk	919,500	441,226
*PT Bank Pan Indonesia Tbk	4,496,000	360,961
PT Bank Rakyat Indonesia Tbk	579,500	421,701
PT Berlian Laju Tanker Tbk	2,627,333	191,985
PT Bhakti Investama Tbk	50	1
*PT Bisi International Tbk	521,500	91,210
PT Bumi Resources Tbk	4,685,500	1,127,976
*PT Central Proteinaprima Tbk	5,740,500	39,517
*PT Charoen Pokphand Indonesia Tbk	939,000	195,842
*PT Ciputra Development Tbk	650,000	42,017
PT Citra Marga Nusaphala Persada Tbk	535,000	47,093
*PT Delta Dunia Petronda Tbk	740,000	140,117
*PT Energi Mega Persada Tbk	1,380,000	39,906
*PT Global Mediacom Tbk	2,844,000	64,390
*PT Holcim Indonesia Tbk	1,831,000	304,442
*PT Indo Tambangraya Megah Tbk	30,000	69,955
PT Indocement Tunggal Prakarsa Tbk	507,500	577,873
PT Indofood Sukses Makmur Tbk	2,420,000	764,814
#PT Indosat Tbk ADR	5,346	141,669
*PT International Nickel Indonesia Tbk	620,000	256,934
*PT Kawasan Industry Jababeka Tbk	4,167,000	50,495
*PT Lippo Karawaci Tbk	5,448,750	368,576
*PT Matahari Putra Prima Tbk	1,400,000	129,132
PT Mayorah Indah Tbk	180,000	55,214
PT Medco Energi International Tbk	888,000	248,182
*PT Mitra Adiperkasa Tbk	519,000	27,928
*PT Panin Insurance Tbk	1,516,000	35,052
*PT Panin Life Tbk	4,390,000	56,590
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	407,000	324,515
*PT Polychem Indonesia Tbk	720,000	8,527
PT Ramayana Lestari Sentosa Tbk	1,706,000	98,993
PT Semen Gresik Tbk	345,000	243,813
PT Sinar Mas Agro Resources & Technology Tbk	36,000	11,669
PT Summarecon Agung Tbk	2,179,332	129,861
*PT Suryainti Permata Tbk	1,280,000	13,959

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	$1,263,690
PT Timah Tbk	820,000	163,758
*PT Truba Alam Manunggal Engineering Tbk	3,328,000	43,415
PT Tunas Ridean Tbk	270,000	42,499
PT Unilever Indonesia Tbk	226,500	236,892
PT United Tractors Tbk	495,250	759,341

TOTAL INDONESIA		14,902,913

ISRAEL — (1.9%)
*Africa-Israel Investments, Ltd.	8,105	102,520
*Alvarion, Ltd.	21,296	85,605
*AudioCodes, Ltd.	28,680	79,402
*Azorim Investment Development & Construction Co., Ltd.	11,218	71,998
*Bank Hapoalim B.M.	268,955	981,887
*Bank Leumi Le-Israel B.M.	257,879	1,007,143
*Baran Group, Ltd.	3,002	15,039
Bezeq Israeli Telecommunication Corp., Ltd.	151,890	338,976
*Blue Square-Israel, Ltd.	5,737	58,109
Cellcom Israel, Ltd.	5,550	165,249
*Clal Insurance Enterprise Holdings, Ltd.	8,693	184,029
Delek Automotive Systems, Ltd.	8,494	96,475
*Delta-Galil Industries, Ltd.	5,998	26,652
*Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	11,704
Electra (Israel), Ltd.	837	77,052
*Electra Real Estate, Ltd.	1	9
*First International Bank of Israel, Ltd. (6123804)	27,543	77,628
*First International Bank of Israel, Ltd. (6123815)	14,590	211,375
FMS Enterprises Migun, Ltd.	1,332	46,785
Formula Systems, Ltd.	7,615	81,616
*Formula Vision Technologies, Ltd.	1	—
*Frutarom Industries, Ltd.	20,000	161,847
*Hadera Paper, Ltd.	948	60,408
*Hamlet (Israel-Canada), Ltd.	4,670	29,786
*Harel Insurance Investments & Finances, Ltd.	3,586	169,743
*Hot Telecommunications Systems	16,129	165,787
Israel Chemicals, Ltd.	75,686	884,046
*Israel Discount Bank, Ltd.	197,818	377,620
Israel Land Development Co., Ltd. (The)	10,769	49,690
Ituran Location & Control, Ltd.	10,680	131,190
*Jerusalem Oil Exploration, Ltd.	3,265	50,837
*Leader Holding & Investments, Ltd.	9,903	4,018
Makhteshim-Agan Industries, Ltd.	44,359	207,330
*Menorah Mivtachim Holdings, Ltd.	4,587	52,590
*Migdal Insurance & Financial Holdings, Ltd.	132,178	207,166
*Mivtach Shamir Holdings, Ltd.	1,647	49,384
*Mizrahi Tefahot Bank, Ltd.	60,568	492,250
*Naphtha Israel Petroleum Corp.	23,412	84,035
*NICE Systems, Ltd. Sponsored ADR	22,300	690,631
*Oil Refineries, Ltd.	388,230	213,227
Ormat Industries, Ltd.	38,606	336,545
Osem Investment, Ltd.	12,507	162,246
#Partner Communications Co., Ltd. ADR	12,000	226,200
Paz Oil Co., Ltd.	1,507	234,728
*RADVision, Ltd.	8,075	45,693
*Retalix, Ltd.	10,264	112,566
*Scailex Corp., Ltd.	6,272	112,785
Shikun & Binui, Ltd.	79,490	139,231
Strauss Group, Ltd.	9,407	121,932
Super-Sol, Ltd. Series B	39,114	185,104
*Union Bank of Israel, Ltd.	21,102	96,388

TOTAL ISRAEL		9,574,256

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (4.1%)
Aeon Co. Berhad	44,600	$66,714
Affin Holdings Berhad	352,000	209,155
*Airasia Berhad	387,300	152,284
Alliance Financial Group Berhad	391,600	279,803
AMMB Holdings Berhad	630,775	867,265
Amway (Malaysia) Holdings Berhad	24,800	53,026
*Ann Joo Resources Berhad	63,000	47,816
*Asia Pacific Land Berhad	220,000	18,292
*Axiata Group Berhad	564,750	480,963
Bandar Raya Developments Berhad	100,000	51,757
Batu Kawan Berhad	69,500	201,543
Berjaya Corp. Berhad	634,900	217,511
Bernas Padiberas Nasional Berhad	212,000	126,443
Bimb Holdings Berhad	141,200	46,136
Bolton Properties Berhad	168,400	32,436
Boustead Holdings Berhad	175,140	174,417
Chemical Co. of Malaysia Berhad	55,900	42,496
CIMB Group Holdings Berhad	355,500	1,289,731
Digi.Com Berhad	41,000	261,811
DRB-Hicom Berhad	373,500	118,314
ECM Libra Avenue Berhad	279,400	52,426
EON Capital Berhad	141,200	230,619
Esso Malaysia Berhad	57,700	44,268
Faber Group Berhad	113,400	34,243
Far East Holdings Berhad	14,000	25,991
Fraser & Neave Holdings Berhad	45,500	140,983
Gamuda Berhad	567,200	517,878
General Corp. Berhad	155,500	47,811
Genting Plantations Berhad	118,000	210,963
Globetronics Technology Berhad	103,700	25,476
GuocoLand (Malaysia) Berhad	50,000	16,789
Hap Seng Consolidated Berhad	91,300	65,111
Hap Seng Plantations Holdings Berhad	39,800	26,172
Hock Seng Lee Berhad	85,000	26,926
Hong Leong Bank Berhad	125,100	273,552
Hong Leong Financial Group Berhad	129,300	233,925
Hong Leong Industries Berhad	54,300	66,743
Hume Industries (Malaysia) Berhad	39,900	39,687
Hunza Properties Berhad	55,900	23,564
Hwang-DBS (Malaysia) Berhad	30,600	14,032
*IGB Corp. Berhad	548,300	311,423
IJM Corp. Berhad	442,610	617,370
*IJM Land Berhad	173,900	118,748
IJM Plantations Berhad	65,600	50,169
*Insas Berhad	69,300	10,955
IOI Corp. Berhad	592,505	918,684
*Jaks Resources Berhad	211,500	46,259
*K & N Kenanga Holdings Berhad	81,000	14,363
Keck Seng (Malaysia) Berhad	56,200	65,793
KFC Holdings (Malaysia) Berhad	53,700	119,831
Kian Joo Can Factory Berhad	146,500	50,874
Kim Loong Resources Berhad	108,920	59,730
Kinsteel Berhad	220,500	59,421
KLCC Property Holdings Berhad	251,800	240,539
KNM Group Berhad	1,525,950	346,314
Kuala Lumpur Kepong Berhad	108,150	472,305
Kulim Malaysia Berhad	73,900	158,918
*Kurnia Asia Berhad	314,800	72,727
Lafarge Malayan Cement Berhad	154,560	272,749
*Land & General Berhad	409,900	44,180
*Landmarks Berhad	45,200	17,598

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Leader Universal Holdings Berhad	234,600	$53,857
Lingkaran Trans Kota Holdings Berhad	123,800	101,788
Lion Industries Corp. Berhad	141,000	57,657
Malayan Banking Berhad	561,150	1,086,776
*Malaysia Airports Holdings Berhad	61,800	67,166
Malaysia Building Society Berhad	167,700	43,994
*Malaysian Airlines System Berhad	122,667	111,055
Malaysian Bulk Carriers Berhad	87,725	79,771
Malaysian Pacific Industries Berhad	40,600	66,609
*Malaysian Resources Corp. Berhad	532,800	210,520
*Measat Global Berhad	99,100	48,158
Media Prima Berhad	153,000	75,884
Mega First Corp. Berhad	46,000	15,574
Melewar Industrial Group Berhad	96,700	16,405
*MK Land Holdings Berhad	486,100	54,633
MMC Corp. Berhad	394,900	286,194
MNRB Holdings Berhad	66,900	60,752
*Mulpha International Berhad	444,200	60,877
Naim Holdings Berhad	75,900	68,383
NCB Holdings Berhad	5,000	4,469
Nestle (Malaysia) Berhad	17,000	165,345
New Straits Times Press Berhad	73,900	42,768
NTPM Holdings Berhad	75,000	11,175
Nylex (Malaysia) Berhad	73,500	17,332
OKS Property Holdings Berhad	27,764	4,544
Oriental Holdings Berhad	44,000	71,325
OSK Holdings Berhad	152,700	66,556
*OSK Ventures International Berhad	23,136	4,402
Panasonic Manufacturing Malaysia Berhad	27,500	100,189
Paramount Corp. Berhad	58,000	42,707
Parkson Holdings Berhad	81,100	120,326
Pelikan International Corp. Berhad	19,000	7,488
PJ Development Holdings Berhad	204,900	40,256
Plus Expressways Berhad	200,700	193,458
POS Malaysia Berhad	209,600	141,579
PPB Group Berhad	215,800	952,991
Protasco Berhad	172,000	47,179
Proton Holdings Berhad	207,300	228,299
Puncak Niaga Holdings Berhad	71,400	66,554
QL Resources Berhad	45,000	49,453
*Ramunia Holdings Berhad	156,777	17,869
RHB Capital Berhad	95,800	150,293
Salcon Berhad	180,500	26,846
Sarawak Energy Berhad	198,400	150,171
Sarawak Oil Palms Berhad	75,400	60,486
Selangor Dredging Berhad	190,000	30,527
Shangri-La Hotels (Malaysia) Berhad	104,400	56,291
Shell Refining Co. Federation of Malaysia Berhad	68,200	213,607
SHL Consolidated Berhad	98,500	38,678
Southern Steel Berhad	96,400	54,134
SP Setia Berhad	244,050	274,432
Star Publications (Malaysia) Berhad	212,100	211,047
Subur Tiasa Holdings Berhad	73,815	41,809
*Sunrise Berhad	80,448	50,152
Supermax Corp. Berhad	70,900	74,767
Symphony House Berhad	69,044	5,203
Ta Ann Holdings Berhad	45,480	61,306
TA Enterprise Berhad	440,300	98,380
*TA Global Berhad	264,180	38,386
*TA Global Berhad Ordinary Shares	264,180	38,386
Tan Chong Motor Holdings Berhad	168,500	110,898

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
TDM Berhad	126,600	$56,705
*Tebrau Teguh Berhad	244,800	50,376
Telekom Malaysia Berhad	157,900	138,767
Tenaga Nasional Berhad	212,800	521,578
*Time Dotcom Berhad	458,200	54,178
*Titan Chemicals Corp. Berhad	45,800	15,419
Top Glove Corp. Berhad	52,100	124,121
Uchi Technologies Berhad	54,000	21,716
UMW Holdings Berhad	129,200	237,949
Unico-Desa Plantations Berhad	285,440	66,703
Unisem (M) Berhad	175,300	75,711
United Malacca Rubber Estates Berhad	47,000	109,804
United Plantations Berhad	37,900	147,213
VS Industry Berhad	60,945	21,797
Wah Seong Corp. Berhad	162,250	114,350
WTK Holdings Berhad	155,500	52,419
YTL Corp. Berhad	297,738	633,155
YTL e-Solutions Berhad	60,500	11,744
YTL Power International Berhad	361,873	227,394
*Yu Neh Huat Berhad	118,979	58,543
Zelan Berhad	190,800	49,047

TOTAL MALAYSIA		20,460,827

MEXICO — (5.8%)
#Alfa S.A.B. de C.V. Series A	133,800	692,826
*Alsea de Mexico S.A.B. de C.V.	168,000	113,113
#America Movil S.A.B. de C.V. Series L	439,909	970,857
America Movil S.A.B. de C.V. Series L ADR	94,300	4,161,459
*Axtel S.A.B. de C.V.	151,560	112,260
#Banco Compartamos S.A. de C.V.	80,400	329,485
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	513,065
#*Carso Infraestructura y Construccion S.A.B. de C.V.	231,490	129,738
*Cemex S.A.B. de C.V. Sponsored ADR	203,375	2,111,033
Cia Minera Autlan S.A.B. de C.V.	21,700	46,757
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	339,822
*Consorcio ARA S.A.B. de C.V.	329,200	206,440
*Corporacion GEO S.A.B. de C.V. Series B	216,100	568,738
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	6,364
Corporacion Moctezuma S.A.B. de C.V.	129,800	275,255
#*Desarrolladora Homex S.A.B. de C.V.	107,500	639,525
Embotelladora Arca S.A.B. de C.V.	232,406	584,370
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	531,048
*Gruma S.A.B. de C.V. Series B	41,200	74,513
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	70,510
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	647,446
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	336,656
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	162,760
Grupo Carso S.A.B. de C.V. Series A-1	125,400	370,395
Grupo Continental S.A.B. de C.V.	125,846	294,510
#Grupo Elektra S.A. de C.V.	9,384	368,146
*Grupo FAMSA S.A.B. de C.V.	62,121	106,376
*Grupo Financiero Banorte S.A.B. de C.V.	553,633	1,769,445
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	267,302
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	516,953
#*Grupo Iusacell S.A.B. de C.V.	10,992	37,462
*Grupo Mexico S.A.B. de C.V. Series B	1,436,099	2,871,382
*Grupo Simec, S.A. de C.V.	56,100	137,406
Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,657,216
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	245,400	237,896
#*Industrias CH S.A.B. de C.V. Series B	130,400	397,014
Industrias Penoles S.A.B. de C.V.	30,200	551,474

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	$514,929
Mexichem S.A.B.de C.V.	370,101	588,630
#*Organizacion Soriana S.A.B. de C.V. Series B	277,000	612,793
*Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	157,228
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	855,415
Telmex Internacional S.A.B. de C.V. ADR	51,500	693,190
#TV Azteca S.A.B. de C.V. Series A	422,969	218,152
*Urbi Desarrollos Urbanos S.A.B. de C.V.	129,800	248,811
#Wal-Mart de Mexico S.A.B. de C.V. Series V	438,030	1,527,693

TOTAL MEXICO		28,623,858

PHILIPPINES — (0.8%)
Aboitiz Equity Ventures, Inc.	913,000	157,602
*Aboitiz Power Corp.	432,000	67,127
Ayala Corp. Series A	45,266	273,900
Ayala Land, Inc.	1,237,560	267,590
Banco de Oro Unibank, Inc.	180,900	131,308
Bank of the Philippine Islands	264,680	257,529
*Belle Corp.	3,468,000	101,319
*Benpres Holdings Corp.	1,500,000	109,818
China Banking Corp.	15,653	118,391
DMCI Holdings, Inc.	350,000	70,536
*Energy Development Corp.	1,872,500	161,719
Filinvest Land, Inc.	5,730,000	107,869
*First Philippines Holdings Corp.	144,500	141,451
International Container Terminal Services, Inc.	180,000	76,215
*Jollibee Food Corp.	111,400	118,506
Macroasia Corp.	444,000	26,251
*Manila Water Co, Inc.	259,900	87,725
Megaworld Corp.	6,359,000	199,926
Metro Bank & Trust Co.	217,000	183,562
*Paxys, Inc.	120,000	7,177
Philippine Long Distance Telephone Co. Sponsored ADR	7,800	415,740
*Philippine National Bank	136,100	65,959
Philippine Stock Exchange, Inc.	5,600	38,220
Rizal Commercial Banking Corp.	205,000	70,215
Robinson’s Land Corp. Series B	496,000	125,947
Security Bank Corp.	48,400	56,401
Semirara Mining Corp.	46,500	38,691
SM Development Corp.	657,360	56,278
SM Investments Corp.	32,300	210,950
Union Bank of the Philippines	56,000	40,240
Universal Robina Corp.	461,000	120,229
*Vista Land & Lifescapes, Inc.	1,700,000	69,464

TOTAL PHILIPPINES		3,973,855

POLAND — (2.2%)
*Agora SA	24,788	162,659
Asseco Poland SA	30,470	612,207
*Bank Millennium SA	92,558	151,911
*Bank Pekao SA	22,039	1,182,926
*Bank Przemyslowo Handlowy BPH SA	3,521	83,987
*Bank Zackodni WBK SA	5,862	312,946
*Barlinek SA	27,167	34,556
*Boryszew SA	12,909	26,071
*BRE Bank SA	955	88,532
Budimex SA	3,716	101,992
*Cersanit-Krasnystaw SA	18,446	90,276
*Ciech SA	7,730	103,381
Debica SA	5,044	108,013
Dom Development SA	500	7,608

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Echo Investment SA	126,475	$181,383
Elektrobudowa SA	467	28,178
Emperia Holding SA	1,271	28,663
Eurocash SA	17,031	83,138
Fabryki Mebli Forte SA	10,706	50,358
*Getin Holdings SA	147,855	420,795
*Grupa Kety SA	4,554	165,275
*Grupa Lotos SA	29,914	271,904
*Inter Cars SA	1,986	48,839
KGHM Polska Miedz SA	31,299	1,053,545
*Kredyt Bank SA	25,032	104,943
Lentex SA	2,453	21,832
*LPP SA	181	89,553
*MNI SA	38,209	54,905
*Mondi Packaging Paper Swiecie SA	3,588	87,622
Mostostal Siedlce SA	153,762	197,714
*Mostostal Warszawa SA	469	10,724
*Mostostal Zabrze Holding SA	37,011	58,220
*Multimedia Polska SA	49,443	118,833
*Netia Holdings SA	94,525	137,588
NG2 SA	6,516	90,957
*Noble Bank SA	23,610	40,413
*Orbis SA	17,644	278,949
*PBG SA	1,937	150,876
Pekaes SA	6,340	20,760
*Polnord SA	4,198	49,851
*Polski Koncern Naftowy Orlen SA	134,711	1,402,170
Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	203,654
Powszechna Kasa Oszczednosci Bank Polski SA	78,618	931,544
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	172,319
Raciborska Fabryka Kotlow SA	40,435	130,637
*Stalexport SA	75,249	40,450
*Sygnity SA	6,105	25,038
*Synthos SA	284,348	116,687
Telekomunikacja Polska SA	123,104	722,462
TVN SA	42,400	210,116
Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	110,655
*Zaklady Azotowe Pulawy SA	4,200	109,536
*Zelmer SA	2,897	31,177

TOTAL POLAND		11,119,328

RUSSIA — (0.3%)
*Gazprom OAO Sponsored ADR	35,084	841,386
*Gazpromneft JSC Sponsored ADR	1,010	26,170
*Lukoil OAO Sponsored ADR	2,650	153,731
*Magnitogorsk Iron & Steel Works Sponsored GDR	1,122	10,600
*MMC Norilsk Nickel JSC ADR	7,006	92,034
*Novolipetsk Steel OJSC GDR	583	15,185
*PIK Group GDR	1,276	5,032
*Rosneft Oil Co. GDR	17,110	130,101
*RusHydro Sponsored ADR	5,594	19,915
*Severstal GDR	915	6,600
*Surgutneftegaz Sponsored ADR	19,409	171,298
*TMK OAO GDR	725	13,097
*Uralkali Sponsored GDR	1,144	25,750
*VTB Bank OJSC GDR	9,364	37,271
*X5 Retail Group NV GDR	505	12,062

TOTAL RUSSIA		1,560,232

SOUTH AFRICA — (10.1%)
ABSA Group, Ltd.	85,721	1,379,204

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Adcorp Holdings, Ltd.	4,522	$15,473
Advtech, Ltd.	150,000	97,797
Aeci, Ltd.	45,611	360,570
Afgri, Ltd.	240,543	183,126
African Bank Investments, Ltd.	268,800	1,037,917
African Oxygen, Ltd.	61,661	181,238
African Rainbow Minerals, Ltd.	49,613	960,604
Allied Electronics Corp., Ltd.	25,999	97,151
Allied Technologies, Ltd.	18,358	180,466
*Anglo American Platinum Corp., Ltd.	7,217	627,312
AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,088,660
ArcelorMittal South Africa, Ltd.	67,031	902,063
Argent Industrial, Ltd.	36,904	42,615
AST Group, Ltd.	346,708	39,894
Astral Foods, Ltd.	17,754	227,369
Aveng, Ltd.	191,613	1,016,212
AVI, Ltd.	151,207	404,297
Avusa, Ltd.	47,345	133,134
Barloworld, Ltd.	119,669	746,125
Bidvest Group, Ltd.	58,138	910,380
*Blue Label Telecoms, Ltd.	158,586	111,042
Capitec Bank Holdings, Ltd.	14,125	115,589
Cashbuild, Ltd.	13,046	116,381
Caxton & CTP Publishers & Printers, Ltd.	71,319	126,084
City Lodge Hotels, Ltd.	8,003	81,945
Clicks Group, Ltd.	141,130	446,314
Data Tec, Ltd.	89,168	325,458
Dimension Data Holdings P.L.C.	288,760	335,736
Discovery Holdings, Ltd.	86,913	340,337
*Distribution & Warehousing Network, Ltd.	50,931	46,215
#Durban Roodeport Deep, Ltd.	173,190	104,088
*Eqstra Holdings, Ltd.	55,779	53,777
Exxaro Resources, Ltd.	45,039	503,110
FirstRand, Ltd.	603,172	1,348,651
Foschini, Ltd.	64,594	510,089
Freeworld Coatings, Ltd.	86,675	97,006
Gold Fields, Ltd. Sponsored ADR	144,700	1,844,925
Grindrod, Ltd.	147,335	337,951
Group Five, Ltd.	46,398	237,928
#Harmony Gold Mining Co., Ltd.	125,451	1,254,301
*Highveld Steel & Vanadilum Corp., Ltd.	10,969	90,942
Hudaco Industries, Ltd.	16,723	123,169
Hulamin, Ltd.	28,666	50,953
Iliad Africa, Ltd.	37,928	42,143
Illovo Sugar, Ltd.	89,335	404,943
Impala Platinum Holdings, Ltd.	85,765	1,863,842
Imperial Holdings, Ltd.	76,679	789,229
Investec, Ltd.	88,769	656,867
JD Group, Ltd.	59,605	329,060
JSE, Ltd.	41,044	318,426
Kumba Iron Ore, Ltd.	13,646	408,078
Lewis Group, Ltd.	44,113	308,045
Liberty Holdings, Ltd.	48,660	420,712
Massmart Holdings, Ltd.	42,056	485,878
*Merafe Resources, Ltd.	483,462	86,417
*Metair Investments, Ltd.	57,601	41,772
*Metorex, Ltd.	140,739	56,433
Metropolitan Holdings, Ltd.	293,917	504,641
Mondi, Ltd.	62,124	349,820
#Mr. Price Group, Ltd.	61,558	283,653
Murray & Roberts Holdings, Ltd.	101,170	703,470

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Mvelaphanda Group, Ltd.	73,670	$66,745
Nampak, Ltd.	264,091	576,451
Naspers, Ltd. Series N	78,696	2,839,290
#Nedbank Group, Ltd.	81,872	1,264,330
#Northam Platinum, Ltd.	63,085	294,810
Oceana Group, Ltd.	19,344	73,762
Omnia Holdings, Ltd.	15,703	116,412
Palabora Mining Co., Ltd.	9,070	119,139
Pick’n Pay Stores, Ltd.	52,074	273,553
Pretoria Portland Cement Co., Ltd.	106,333	452,156
PSG Group, Ltd.	62,177	174,577
Raubex Group, Ltd.	33,965	107,669
Reunert, Ltd.	60,618	426,979
Sanlam, Ltd.	879,354	2,413,153
Santam, Ltd.	16,410	211,333
Sappi, Ltd. Sponsored ADR	214,486	778,584
Sasol, Ltd. Sponsored ADR	98,800	3,694,132
*Sentula Mining, Ltd.	44,064	20,458
Shoprite Holdings, Ltd.	99,249	808,773
*Simmer & Jack Mines, Ltd.	286,827	73,525
Spar Group, Ltd. (The)	51,585	450,861
Spur Corp., Ltd.	30,509	40,923
Standard Bank Group, Ltd.	246,074	3,085,166
Steinhoff International Holdings, Ltd.	486,363	1,175,329
*Super Group, Ltd.	27,851	2,189
Telkom South Africa, Ltd.	62,209	348,544
#Telkom South Africa, Ltd. Sponsored ADR	2,000	44,500
Tiger Brands, Ltd.	37,062	734,830
Tongaat-Hulett, Ltd.	27,376	352,157
Trencor, Ltd.	49,091	158,386
Truworths International, Ltd.	95,666	548,038
*Vodacom Group Pty, Ltd.	62,209	431,349
Wilson Bayly Holme-Ovcon, Ltd.	14,933	215,106
Woolworths Holdings, Ltd.	224,727	502,470

TOTAL SOUTH AFRICA		50,162,706

SOUTH KOREA — (10.6%)
Amorepacific Corp.	263	181,501
Asia Cement Manufacturing Co., Ltd.	520	25,029
*Asiana Airlines, Inc.	36,370	110,266
Bing Grae Co., Ltd.	1,910	71,618
Busan Bank	46,300	524,997
Cheil Industrial, Inc.	11,210	418,220
Cheil Worldwide, Inc.	830	213,098
*Chin Hung International, Inc.	30,170	22,839
Chosun Refractories Co., Ltd.	920	48,614
CJ CGV Co., Ltd.	3,000	49,140
CJ Cheiljedang Corp.	1,502	254,000
#Daeduck Electronics Co., Ltd.	22,540	96,532
Daegu Bank Co., Ltd.	43,400	575,829
Daehan Flour Mills Co., Ltd.	130	14,707
*Daehan Steel Co., Ltd.	5,400	59,083
Daehan Synthetic Fiber Co., Ltd.	370	20,679
Daekyo Co., Ltd.	20,000	80,536
Daelim Industrial Co., Ltd.	8,280	525,463
Daesung Industrial Co., Ltd.	1,020	64,476
#Daewoo Engineering & Construction Co., Ltd.	32,270	328,750
*Daewoo Motor Sales Corp.	8,863	73,559
Daewoo Securities Co., Ltd.	29,020	440,934
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,740	101,807
Daishin Securities Co., Ltd.	17,950	224,942

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Daou Technology, Inc.	12,970	$80,366
Dongbu Insurance Co., Ltd.	6,950	210,888
*Dongbu Securities Co., Ltd.	3,850	19,221
Dongbu Steel Co., Ltd.	12,704	80,573
Dongkuk Steel Mill Co., Ltd.	10,380	220,435
Dongwon Industries Co., Ltd.	810	75,358
*Dongwon Systems Corp.	26,530	30,835
#*Doosan Construction & Engineering Co., Ltd.	10,740	65,757
#Doosan Corp.	1,630	113,036
#Doosan Heavy Industries & Construction Co., Ltd.	2,535	136,041
Doosan Infracore Co., Ltd.	6,670	94,911
E1 Corp.	800	45,980
Fursys, Inc.	2,910	64,780
#GIIR, Inc.	5,760	52,803
Glovis Co., Ltd.	1,570	136,911
*GS Engineering & Construction Corp.	4,656	408,295
GS Holdings Corp.	12,277	304,105
*Gwangju Shinsegae Co., Ltd.	470	49,743
Halla Climate Control Corp.	18,630	181,122
Han Kuk Carbon Co., Ltd.	5,120	26,257
Han Yang Securities Co., Ltd.	7,790	67,748
Hana Financial Group, Inc.	30,160	894,474
Hanil Cement Manufacturing Co., Ltd.	2,035	127,841
Hanjin Heavy Industries & Construction Co., Ltd.	6,812	121,717
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	2,494	24,658
#Hanjin Shipping Co., Ltd.	16,870	229,278
Hanjin Transportation Co., Ltd.	2,460	68,532
Hankook Shell Oil Co., Ltd.	300	31,122
Hankook Tire Manufacturing Co., Ltd.	22,380	427,781
Hankuk Electric Glass Co., Ltd.	2,440	58,968
Hankuk Glass Industries, Inc.	2,160	38,648
Hankuk Paper Manufacturing Co., Ltd.	2,170	77,100
Hansol LCD, Inc.	2,770	46,458
*Hansol Paper Co., Ltd.	11,660	102,441
Hanwha Chemical Corp.	27,382	254,590
Hanwha Corp.	9,036	288,746
*Hanwha Non-Life Insurance Co., Ltd.	5,540	45,952
Hanwha Securities Co., Ltd.	11,216	74,393
*HeungKuk Fire & Marine Insurance Co., Ltd.	13,480	66,255
*HMC Investment Securities Co., Ltd.	6,493	99,805
Honam Petrochemical Corp.	4,990	342,266
#Hotel Shilla Co., Ltd.	11,370	167,018
#Huchems Fine Chemical Corp.	3,380	84,671
*Hynix Semiconductor, Inc.	76,620	1,137,542
#Hyosung T & C Co., Ltd.	5,590	307,234
Hyundai Department Store Co., Ltd.	3,180	303,961
#Hyundai Development Co.	13,429	397,450
#Hyundai Elevator Co., Ltd.	970	46,254
#Hyundai Engineering & Construction Co., Ltd.	3,080	170,043
Hyundai H & S Co., Ltd.	1,480	105,068
Hyundai Heavy Industries Co., Ltd.	2,562	350,925
Hyundai Hysco	17,350	219,481
Hyundai Marine & Fire Insurance Co., Ltd.	16,360	302,168
#Hyundai Merchant Marine Co., Ltd.	6,670	136,735
Hyundai Mipo Dockyard Co., Ltd.	2,072	170,700
Hyundai Mobis	5,512	734,988
#Hyundai Securities Co., Ltd.	39,792	451,786
Hyundai Steel Co.	10,210	648,602
*Industrial Bank of Korea, Ltd.	22,660	274,518
Jahwa Electronics Co., Ltd.	3,390	21,698
Jeonbuk Bank, Ltd.	10,508	63,302

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*KB Financial Group, Inc. ADR	32,646	$1,548,726
KCC Corp.	1,220	351,696
*Keangnam Enterprises, Ltd.	8	74
KISCO Corp.	1,688	66,126
KISWIRE, Ltd.	3,939	127,707
Kolon Engineering & Construction Co., Ltd.	9,350	49,733
Kolon Industries, Inc.	5,700	163,229
#*Korea Electric Power Corp. Sponsored ADR	43,700	606,556
Korea Electric Terminal Co., Ltd.	2,730	46,694
Korea Exchange Bank	61,190	695,367
*Korea Express Co., Ltd.	1,113	61,111
Korea Gas Corp.	2,802	118,228
Korea Investment Holdings Co., Ltd.	11,940	318,435
Korea Iron & Steel Co., Ltd.	511	34,160
#Korea Komho Petrochemical Co., Ltd.	5,710	110,647
#Korea Line Corp.	2,543	103,336
Korea Reinsurance Co., Ltd.	15,504	140,082
Korea Zinc Co., Ltd.	2,270	350,843
*Korean Air Co., Ltd.	9,290	353,530
*KP Chemical Corp.	16,510	95,321
KPX Chemical Co., Ltd.	1,152	45,990
#KT Corp. Sponsored ADR.	26,300	422,115
*KTB Securities Co., Ltd.	18,570	66,627
Kumho Electronics Co., Ltd.	3,010	127,141
Kumho Industrial Co., Ltd.	9,910	83,235
#*Kumho Tire Co., Inc.	14,190	59,037
Kyeryong Construction Industrial Co., Ltd.	3,560	66,319
Kyobo Securities Co., Ltd.	7,700	63,267
LG Chemical, Ltd.	10,887	1,876,162
LG Corp.	10,630	602,224
LG Dacom Corp.	8,670	136,920
*LG Display Co., Ltd. ADR	40,000	476,000
#LG Fashion Corp.	4,794	108,380
*LG Hausys, Ltd.	1,473	147,261
LG Household & Healthcare Co., Ltd.	1,300	269,999
LG International Corp.	11,185	273,676
LG Phillips LCD Co., Ltd.	4,300	102,897
*LG Telecom, Ltd.	30,420	227,914
LIG Insurance Co., Ltd.	12,890	264,071
Lotte Chilsung Beverage Co., Ltd.	219	149,833
Lotte Confectionary Co., Ltd.	220	221,241
Lotte Midopa Co., Ltd.	3,690	36,141
Lotte Sam Kang Co., Ltd.	320	56,702
Lotte Shopping Co., Ltd.	1,689	477,026
LS Corp.	3,950	322,717
Macquarie Korea Infrastructure Fund	40,462	170,354
*Meritz Fire Marine Insurance Co., Ltd.	26,062	180,267
Meritz Securities Co., Ltd.	80,365	80,224
*Mirae Asset Securities Co., Ltd.	2,898	151,482
Motonic Corp.	6,450	48,044
Namhae Chemical Corp.	4,470	55,289
*Namkwang Engineering & Construction Co., Ltd.	5,304	39,224
Namyang Dairy Products Co., Ltd.	100	45,544
#*NCsoft Corp.	2,380	254,530
*Nexen Tire Corp.	9,830	53,503
NH Investment & Securities Co., Ltd.	6,250	51,060
Nong Shim Co., Ltd.	600	121,630
Nong Shim Holdings Co., Ltd.	590	34,698
*OCI Co., Ltd.	1,918	336,960
*ON*Media Corp.	15,590	43,942
ORION Corp.	740	149,417

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Ottogi Corp.	710	$87,148
Pacific Corp.	1,271	155,477
POSCO ADR	25,968	2,651,852
Pulmuone Co., Ltd.	584	26,135
Pusan City Gas Co., Ltd.	3,630	68,428
*S&T Daewoo Co., Ltd.	2,530	54,628
S1 Corp.	3,680	147,301
#*Saehan Industries, Inc.	93,300	101,330
Samchully Co., Ltd.	740	78,268
Samsung Card Co., Ltd.	7,580	300,318
Samsung Corp.	19,687	801,276
*Samsung Digital Imaging Co., Ltd.	1,785	72,096
Samsung Electro-Mechanics Co., Ltd.	10,770	895,471
Samsung Electronics Co., Ltd.	9,494	5,712,854
*Samsung Engineering Co., Ltd.	3,359	296,979
Samsung Fine Chemicals Co., Ltd.	4,360	172,770
Samsung Fire & Marine Insurance, Ltd.	2,990	544,401
Samsung Heavy Industries Co., Ltd.	10,130	191,631
Samsung SDI Co., Ltd.	10,136	1,157,153
Samsung Securities Co., Ltd.	7,640	374,485
*Samsung Techwin Co., Ltd.	3,974	304,296
Samyang Corp.	1,489	48,129
Samyang Foods Co., Ltd.	1,860	28,589
Samyang Genex Co., Ltd.	990	48,255
Samyoung Electronics Co., Ltd.	5,990	55,865
Seah Besteel Corp.	2,920	35,408
SeAH Holdings Corp.	833	41,147
SeAH Steel Corp.	1,344	38,249
Sebang Co., Ltd.	6,220	71,010
Seoul City Gas Co., Ltd.	380	20,104
*Seoul Securities Co., Ltd.	139,209	117,778
Sewon Cellontech Co., Ltd.	12,290	86,325
Shin Young Securities Co., Ltd.	800	23,716
Shinhan Financial Group Co., Ltd. ADR	23,844	1,803,799
Shinsegae Co., Ltd.	948	409,288
#Shinsung Holdings Co., Ltd.	12,100	40,815
Silla Trading Co., Ltd.	4,790	59,970
Sindo Ricoh Co., Ltd.	1,470	73,967
SK Chemicals Co., Ltd.	5,390	293,834
SK Co., Ltd.	8,406	666,831
SK Energy Co., Ltd.	8,400	771,527
SK Gas Co., Ltd.	1,750	75,385
*SK Networks Co., Ltd.	7,590	71,741
SK Telecom Co., Ltd. ADR	32,400	541,404
SKC Co., Ltd.	7,170	109,664
S-Oil Corp.	4,466	216,046
*Ssangyong Cement Industry Co., Ltd.	16,190	115,167
*STX Corp.	2,037	28,055
*STX Engine Co., Ltd.	2,225	32,490
#*STX Offshore & Shipbuilding Co., Ltd.	9,407	100,404
#*STX Pan Ocean Co., Ltd.	14,250	129,849
*Sungwon Corp.	9,220	30,331
Sunkyong Securities Co., Ltd.	36,780	78,664
Tae Kwang Industrial Co., Ltd.	100	62,967
#Taeyoung Engineering & Construction	15,600	64,493
#Tai Han Electric Wire Co., Ltd.	7,280	116,338
*Tong Yang Major Corp.	17,332	56,473
Tong Yang Securities, Inc.	24,320	222,821
Union Steel Manufacturing Co., Ltd.	4,370	79,668
Woongjin Coway Co., Ltd.	6,580	219,960
Woongjin Thinkbig Co., Ltd.	2,842	53,470

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Woongjin.Com Co., Ltd.	8,577	$77,054
Woori Financial Co., Ltd.	5,630	44,387
Woori Investment & Securities Co., Ltd.	25,210	316,917
Youlchon Chemical Co., Ltd.	9,410	73,984
Youngone Corp. (6150493)	2,666	54,732
*Youngone Corp. (B622C10)	10,664	70,086
Youngpoong Corp.	283	137,834

TOTAL SOUTH KOREA		52,456,904

TAIWAN — (11.1%)
*A.G.V. Products Corp.	219,319	81,912
Ability Enterprise Co., Ltd.	124,893	229,997
Acbel Polytech, Inc.	137,685	94,100
Accton Technology Corp.	136,000	50,667
Acer, Inc.	167,103	393,886
#Advanced Semiconductor Engineering, Inc. ADR	69,922	270,598
Advantech Co., Ltd.	32,133	57,191
Altek Corp.	59,510	100,820
Ambassador Hotel (The)	78,000	79,080
Amtran Technology Co., Ltd.	315,843	300,179
Asia Cement Corp.	388,200	407,602
*Asia Chemical Corp.	138,000	42,025
Asia Polymer Corp.	112,000	80,910
Asia Vital Components Co., Ltd.	127,440	132,249
Asustek Computer, Inc.	574,739	1,055,598
Aten International Co., Ltd.	36,380	49,354
#AU Optronics Corp. Sponsored ADR	116,842	1,031,716
Aurora Corp.	67,693	70,551
*AV Tech Corp.	10,000	28,947
*Avermedia Technologies, Inc.	69,690	82,885
Avision, Inc.	71,693	32,646
*Bank of Kaohsiung Co., Ltd.	165,360	49,913
Basso Industry Corp., Ltd.	63,000	59,435
Bes Engineering Corp.	588,000	163,013
*Carnival Industrial Corp.	194,000	39,008
Catcher Co., Ltd.	80,509	194,894
*Cathay Financial Holdings Co., Ltd.	398,450	683,289
*Cathay Real Estate Development Co., Ltd.	246,000	97,406
Chang Hwa Commercial Bank	749,000	325,887
*Cheng Loong Corp.	224,000	73,084
Cheng Shin Rubber Industry Co., Ltd.	117,758	241,978
Cheng Uei Precision Industry Co., Ltd.	103,042	195,761
*Chi Mei Optoelectronic Corp.	1,151,264	574,348
*Chia Hsin Cement Corp.	161,730	81,810
Chicony Electronics Co., Ltd.	93,862	205,264
*China Airlines, Ltd.	444,952	138,305
*China Development Financial Holding Corp.	2,330,946	607,215
China Electric Manufacturing Co., Ltd.	144,000	100,127
China Hi-Ment Corp.	45,618	56,265
*China Life Insurance Co., Ltd.	297,710	216,210
China Man-Made Fiber Co., Ltd.	359,000	65,659
*China Metal Products Co., Ltd.	34,367	40,023
*China Motor Co., Ltd.	208,035	142,700
*China Petrochemical Development Corp.	464,280	166,136
China Steel Chemical Corp.	56,227	143,186
China Steel Corp.	767,373	681,305
China Synthetic Rubber Corp.	111,000	115,080
Chinatrust Financial Holdings Co., Ltd.	944,203	567,157
Chin-Poon Industrial Co., Ltd.	113,113	83,638
Chroma Ate, Inc.	84,453	161,933
Chun Yuan Steel Industrial Co., Ltd.	213,035	70,553

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Chung Hsin Electric & Machinery Co., Ltd.	127,000	$76,150
*Chung Hung Steel Corp.	333,512	126,148
Chung Hwa Pulp Corp.	159,000	65,432
*Chungwa Picture Tubes Co., Ltd.	2,301,000	236,052
*Clevo Co.	65,736	82,039
*CMC Magnetics Corp.	905,000	198,742
Collins Co., Ltd.	46,200	12,065
Compal Communications, Inc.	94,000	138,726
Compal Electronics, Inc.	794,802	993,665
*Compeq Manufacturing Co., Ltd.	397,000	102,442
Continental Engineering Corp.	139,000	52,140
*Cosmos Bank Taiwan	104,645	11,528
CTCI Corp.	141,555	123,100
Cybertan Technology, Inc.	73,577	95,459
Cyntec Co., Ltd.	58,424	132,234
Da-Cin Construction Co., Ltd.	128,000	80,309
Delta Electronics Industrial Co., Ltd.	140,920	391,297
Depo Auto Parts Industrial Co., Ltd.	27,000	58,534
Diamond Flower Electric Instrument Co., Ltd.	46,460	53,805
D-Link Corp.	196,330	182,939
*E.Sun Financial Holding Co., Ltd.	1,058,675	412,099
*Eastern Media International Corp.	290,750	60,938
Elan Microelectronics Corp.	37,370	50,599
*E-LIFE MALL Corp.	24,000	28,035
Elite Semiconductor Memory Technology, Inc.	87,000	120,607
Elitegroup Computer Systems Co., Ltd.	137,782	52,299
*EnTie Commercial Bank	8,500	2,372
Epistar Corp.	100,433	292,461
Eternal Chemical Co., Ltd.	166,642	154,420
*Eva Airways Corp.	319,303	119,772
*Everest Textile Co., Ltd.	110,000	21,147
*Evergreen International Storage & Transport Corp.	341,000	275,979
*Evergreen Marine Corp., Ltd.	298,000	150,510
Everlight Chemical Industrial Corp.	164,000	117,656
Everlight Electronics Co., Ltd.	35,717	97,638
Far East Textile, Ltd.	513,021	604,963
Far Eastern Department Stores, Ltd.	206,177	211,806
*Far Eastern International Bank	519,211	175,723
*Federal Corp.	127,475	95,435
Feng Hsin Iron & Steel Co., Ltd.	87,550	132,369
Feng Tay Enterprise Co., Ltd.	98,304	81,187
First Financial Holding Co., Ltd.	921,558	532,376
First Hotel	109,529	80,010
*First Insurance Co., Ltd. (The)	106,606	38,167
Formosa Chemicals & Fiber Co., Ltd.	398,610	742,816
Formosa International Hotels Corp.	9,427	117,622
Formosa Plastics Corp.	372,360	714,219
Formosa Taffeta Co., Ltd.	280,000	189,818
Formosan Rubber Group, Inc.	156,000	116,429
Fortune Electric Co., Ltd.	72,450	64,158
Foxconn Technology Co., Ltd.	71,147	237,015
*Fubon Financial Holding Co., Ltd.	664,000	736,795
G Shank Enterprise Co., Ltd.	119,480	81,898
Getac Technology Corp.	123,000	109,434
Giant Manufacture Co., Ltd.	65,520	169,902
Giga-Byte Technology Co., Ltd.	196,000	166,246
Globe Union Industrial Corp.	89,552	80,831
*Gold Circuit Electronics, Ltd.	127,440	45,197
Goldsun Development & Construction Co., Ltd.	288,048	130,311
*Grand Pacific Petrochemical Corp.	267,000	134,518
Great Taipei Gas Co., Ltd.	177,000	86,567

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Great Wall Enterprise Co., Ltd.	86,740	$89,812
Greatek Co., Ltd.	166,376	157,666
Hey Song Corp.	181,000	94,874
Highwealth Construction Corp.	172,462	214,194
*Ho Tung Holding Corp.	211,000	95,651
*Hocheng Corp.	114,300	35,379
Hon Hai Precision Industry Co., Ltd.	641,332	2,511,987
Hong Tai Electric Industrial Co., Ltd.	68,000	27,079
Hotai Motor Co., Ltd.	94,000	218,371
Hsin Kuang Steel Co., Ltd.	62,788	49,415
HTC Corp.	38,241	379,754
*Hua Eng Wire & Cable Co., Ltd.	238,000	75,606
Hua Nan Financial Holding Co., Ltd.	833,126	484,063
Hung Poo Construction Corp.	74,467	107,451
Hung Sheng Construction Co., Ltd.	220,000	94,900
*Ichia Technologies, Inc.	73,897	38,646
I-Chiun Precision Industry Co., Ltd.	46,000	59,633
*Inernational Semiconductor Technology, Ltd.	81,809	26,163
Infortrend Technology, Inc.	61,799	92,809
Innolux Display Corp.	502,640	662,032
Inventec Corp.	623,928	345,153
ITE Technology, Inc.	42,000	78,359
*Kao Hsing Chang Iron & Steel Corp.	140,000	24,808
Kee Tai Properties Co., Ltd.	64,381	32,195
Kenda Rubber Industrial Co., Ltd.	167,094	197,364
King Yuan Electronics Co., Ltd.	520,529	200,908
Kingdom Construction Co., Ltd.	96,000	71,872
*King’s Town Bank	278,000	66,194
*King’s Town Construction Co., Ltd.	61,913	51,211
*Kinpo Electronics, Inc.	490,028	128,443
Kinsus Interconnect Technology Corp.	93,009	233,156
Knowledge-Yield-Excellence Systems Corp.	98,690	91,245
*Kuoyang Construction Co., Ltd.	68,000	32,597
*Kwong Fong Industries Corp.	174,000	42,012
*Lan Fa Textile Co., Ltd.	172,886	46,829
Largan Precision Co., Ltd.	11,306	129,486
Lee Chang Yung Chemical Industry Corp.	189,840	210,543
*Leofoo Development Co., Ltd.	101,000	53,104
Les Enphants Co., Ltd.	33,000	32,826
Lien Hwa Industrial Corp.	191,001	87,458
Lite-On Technology Corp.	390,377	514,151
*Long Bon International Co., Ltd.	141,915	49,733
*Long Chen Paper Co., Ltd.	212,120	67,641
*Lucky Cement Corp.	124,000	30,640
Macronix International Co., Ltd.	869,775	440,885
Makalot Industrial Co., Ltd.	47,000	82,998
*Mayer Steel Pipe Corp.	52,409	29,839
Media Tek, Inc.	56,248	787,250
Mega Financial Holding Co., Ltd.	1,973,000	1,098,721
*Mercuries & Associates, Ltd.	64,050	26,927
Microelectronics Technology, Inc.	178,947	75,539
Micro-Star International Co., Ltd.	277,233	165,770
Mirle Automation Corp.	57,000	46,104
Mitac International Corp.	374,966	175,371
Nan Ya Plastic Corp.	427,450	679,979
Nan Ya Printed Circuit Board Corp.	38,760	120,615
*Nankang Rubber Tire Co., Ltd.	116,515	116,008
Nantex Industry Co., Ltd.	106,029	67,128
National Petroleum Co., Ltd.	111,000	114,860
Nien Hsing Textile Co., Ltd.	135,000	68,129
Opto Tech Corp.	167,000	121,817

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Oriental Union Chemical Corp.	136,292	$93,690
Pan Jit International, Inc.	148,000	99,968
Pan-International Industrial Corp.	139,516	203,297
Phihong Technology Co., Ltd.	153,348	131,074
*Phoenix Precision Technology Corp.	236,000	159,098
Pihsiang Machinery Mfg. Co., Ltd.	34,000	69,801
Pou Chen Corp.	561,906	385,255
*Prince Housing & Development Corp.	171,623	74,449
*Qisda Corp.	519,568	288,186
Quanta Computer, Inc.	168,715	319,153
*Radium Life Tech Corp.	71,000	52,463
Realtek Semiconductor Corp.	103,691	220,422
Richtek Technology Corp.	15,750	120,839
*Ritek Corp.	839,000	199,911
Ruentex Development Co., Ltd.	56,000	62,800
*Ruentex Industries, Ltd.	165,000	269,316
San Fang Chemical Industry Co., Ltd.	37,968	44,644
*Sanyang Industrial Co., Ltd.	241,551	96,836
Sanyo Electric Co., Ltd.	110,000	110,200
Senao International Co., Ltd.	22,000	29,629
Sheng Yu Steel Co., Ltd.	94,000	64,430
Shihlin Electric & Engineering Corp.	79,000	94,985
*Shihlin Paper Corp.	52,000	102,230
*Shin Kong Financial Holding Co., Ltd.	1,010,000	410,927
*Shinkong Co., Ltd.	109,557	55,832
Shinkong Synthetic Fibers Co., Ltd.	391,229	96,573
Sigurd Microelectronics Corp.	81,559	40,811
*Silicon Integrated Systems Corp.	415,000	196,507
#Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,661	394,789
Silitech Technology Corp.	20,793	64,726
Sincere Navigation Corp.	96,350	107,107
*Sinkong Spinning Co., Ltd.	100,800	94,165
*SinoPac Holdings Co., Ltd.	1,578,000	582,778
*Sintek Photronics Corp.	410,087	212,564
Sinyi Realty, Inc.	33,288	55,391
Sitronix Technology Corp.	31,799	53,033
*Southeast Cement Co., Ltd.	151,000	51,328
Spirox Corp.	38,141	22,038
Springsoft, Inc.	64,498	56,496
Standard Foods Taiwan, Ltd.	98,490	107,672
*Sunplus Technology Co., Ltd.	158,000	130,995
Sunrex Technology Corp.	98,028	100,742
Synnex Technology International Corp.	145,442	275,172
T JOIN Transportation Co., Ltd.	155,000	96,374
*Ta Chen Stainless Pipe Co., Ltd.	115,412	79,073
*Ta Chong Bank, Ltd.	551,000	108,257
*Ta Ya Electric Wire & Cable Co., Ltd.	231,856	53,355
Tah Hsin Industrial Corp.	71,000	49,346
Ta-I Technology Co., Ltd.	83,200	58,992
Taichung Commercial Bank	428,953	106,234
*Tainan Spinning Co., Ltd.	335,000	123,644
*Taishin Financial Holdings Co., Ltd.	1,232,000	482,142
*Taiwan Business Bank	801,300	195,657
Taiwan Cement Corp.	675,306	692,827
Taiwan Cooperative Bank	925,907	546,320
Taiwan Fertilizer Co., Ltd.	88,000	273,195
*Taiwan Fire & Marine Insurance Co., Ltd.	137,000	107,267
Taiwan Glass Industrial Corp.	250,252	192,384
Taiwan Hon Chuan Enterprise Co., Ltd.	66,409	107,083
*Taiwan Kolin Co., Ltd.	292,000	—
*Taiwan Life Insurance Co., Ltd.	84,886	75,915

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Taiwan Mask Corp.	142,000	$48,687
Taiwan Navigation Co., Ltd.	66,000	89,053
Taiwan Secom Co., Ltd.	46,000	70,315
Taiwan Semiconductor Manufacturing Co., Ltd.	1,422,000	2,579,506
Taiwan Sogo Shinkong Security Co., Ltd.	51,117	32,910
*Taiwan Styrene Monomer Corp.	203,528	84,751
*Taiwan Tea Corp.	128,345	72,975
*Taiyen Biotech Co., Ltd.	67,000	39,098
*Tatung Co., Ltd.	1,182,000	260,327
Teco Electric & Machinery Co., Ltd.	602,000	239,656
Test-Rite International Co., Ltd.	87,777	39,678
Ton Yi Industrial Corp.	286,000	99,648
Tong Yang Industry Co., Ltd.	112,455	158,667
Transcend Information, Inc.	18,890	59,080
Tsann Kuen Enterprise Co., Ltd.	83,200	68,559
TSRC Corp.	125,000	145,606
TTET Union Corp.	67,000	76,061
Tung Ho Steel Enterprise Corp.	206,654	196,434
TYC Brother Industrial Co., Ltd.	80,475	48,814
*Tyntek Corp.	124,602	109,099
U-Ming Marine Transport Corp.	83,000	150,543
*Union Bank of Taiwan	439,000	77,773
Uni-President Enterprises Corp.	429,930	479,711
*Unitech Printed Circuit Board Corp.	236,000	77,485
United Integration Service Co., Ltd.	114,000	58,828
*United Microelectronics Corp.	2,061,081	990,789
*Universal Cement Corp.	165,000	78,222
Universal Scientific Industrial Co., Ltd.	436,371	215,289
UPC Technology Corp.	210,557	101,483
*USI Corp.	289,000	136,034
*Via Technologies, Inc.	75,200	45,511
*Walsin Lihwa Corp.	829,000	268,646
*Walsin Technology Corp., Ltd.	210,548	81,489
*Wan Hai Lines Co., Ltd.	187,950	86,468
*Waterland Financial Holdings	633,753	192,800
*Wei Chuan Food Corp.	45,000	58,573
*Winbond Electronics Corp.	938,000	173,237
*Wintek Corp.	519,000	345,616
Wistron Corp.	282,422	472,793
Wistron NeWeb Corp.	43,452	57,462
WPG Holdings Co., Ltd.	96,000	131,340
Yageo Corp.	677,000	186,588
Yeung Cyang Industrial Co., Ltd.	153,356	116,779
Yieh Phui Enterprise Co., Ltd.	451,358	146,426
Yosun Industrial Corp.	154,560	138,904
Yuanta Financial Holding Co., Ltd.	317,000	209,197
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	149,010
Yulon Motor Co., Ltd.	232,783	260,372
*Yulon Nissan Motor Co., Ltd.	49,000	95,240
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	37,033
Yung Tay Engineering Co., Ltd.	146,000	108,430
*Zig Sheng Industrial Co., Ltd.	195,865	75,286
Zinwell Corp.	87,010	149,664
Zyxel Communication Corp.	156,118	107,481

TOTAL TAIWAN		54,939,811

THAILAND — (2.3%)
*Aapico Hitech PCL (Foreign) NVDR	116,100	27,961
*ACL Bank PCL (Foreign)	208,900	68,123
Advance Info Service PCL (Foreign)	124,900	322,292
Amata Corp. PCL (Foreign)	178,300	41,608

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Asia Plus Securities PCL (Foreign)	775,000	$41,735
Asian Insulators PCL (Foreign)	110,000	12,703
Asian Property Development PCL (Foreign) NVDR	503,100	84,289
Bangchak Petroleum PCL (Foreign)	147,000	60,691
Bangkok Aviation Fuel Services PCL (Foreign)	142,700	32,660
Bangkok Bank PCL (Foreign)	212,100	720,220
Bangkok Expressway PCL (Foreign)	186,900	102,886
*Bangkok Land PCL (Foreign) NVDR	4,574,000	80,738
Bank of Ayudhya PCL (Foreign) NVDR	421,900	227,201
Banpu PCL (Foreign)	17,300	226,699
BEC World PCL (Foreign)	135,100	90,538
Big C Supercenter PCL (Foreign) NVDR	69,300	87,079
C.P. ALL PCL (Foreign)	359,300	204,239
Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	49,038
Central Plaza Hotel PCL (Foreign)	110,000	13,822
Ch. Karnchang PCL (Foreign)	273,600	49,113
Charoen Pokphand Foods PCL (Foreign)	1,387,300	400,522
Delta Electronics (Thailand) PCL (Foreign)	141,700	73,341
Dynasty Ceramic PCL (Foreign)	67,400	51,924
Erawan Group PCL (Foreign)	670,600	48,552
*G J Steel PCL (Foreign)	7,783,600	53,560
Glow Energy PCL (Foreign)	118,000	112,969
*Golden Land Property PCL (Foreign) NVDR	104,600	11,078
Hana Microelectronics PCL (Foreign)	200,201	111,406
Hermraj Land & Development PCL (Foreign)	3,184,300	76,214
Home Product Center PCL (Foreign)	317,471	39,702
Indorama Polymers PCL (Foreign)	179,900	64,586
IRPC PCL (Foreign)	2,383,000	273,769
*Italian-Thai Development PCL (Foreign)	462,000	43,954
Jasmine International PCL (Foreign)	184,500	2,594
Kasikornbank PCL (Foreign)	288,400	707,518
Khon Kaen Sugar Industry PCL (Foreign)	294,900	110,284
Kiatnakin Finance PCL (Foreign)	75,000	56,657
Kim Eng Securities Thailand PCL (Foreign)	127,600	50,009
Krung Thai Bank PCL (Foreign)	1,605,300	422,637
*Krungthai Card PCL (Foreign)	68,000	26,244
L.P.N. Development PCL (Foreign) NVDR	573,100	120,021
Land & Houses PCL (Foreign) NVDR	769,100	130,005
*Loxley PCL (Foreign)	500,000	37,397
Major Cineplex Group PCL (Foreign)	167,000	36,473
MBK Development PCL (Foreign)	60,400	121,071
Padaeng Industry PCL (Foreign) NVDR	40,900	22,148
Precious Shipping PCL (Foreign) NVDR	190,600	105,493
Property Perfect PCL (Foreign)	188,600	22,570
PTT Aromatics & Refining PCL (Foreign)	221,347	141,053
PTT Chemical PCL (Foreign)	143,000	267,390
PTT Exploration & Production PCL (Foreign)	129,400	561,346
PTT PCL (Foreign)	92,700	665,610
*PTT PCL (Foreign) NVDR	38,500	276,440
Quality Houses PCL (Foreign)	2,416,600	180,748
Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	217,960
*Regional Container Lines PCL (Foreign)	148,500	48,426
Robinson Department Store PCL (Foreign)	233,400	65,289
Rojana Industrial Park PCL (Foreign)	211,000	65,020
Saha-Union PCL (Foreign)	105,000	56,544
*Sahaviriya Steel Industries PCL (Foreign)	2,001,500	74,850
Samart Corporation PCL (Foreign)	275,000	49,776
Samart I-Mobile PCL (Foreign)	620,000	32,461
Sansiri PCL (Foreign)	299,400	36,188
Seamico Securities PCL (Foreign)	342,500	21,723
Serm Suk PCL (Foreign) NVDR	81,500	37,062

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Shinawatra Satellite PCL (Foreign)	250,400	$57,309
Siam Cement PCL (Foreign) NVDR (The)	42,300	258,166
Siam City Bank PCL (Foreign)	264,200	187,331
Siam City Cement PCL (Foreign)	28,000	185,131
Siam Commercial Bank PCL (Foreign)	232,400	537,110
*Siam Future Development PCL (Foreign)	134,000	12,508
Siam Makro PCL (Foreign)	28,800	68,715
*Sino-Thai Engineering & Construction PCL (Foreign)	369,400	73,493
Supalai PCL (Foreign)	474,000	79,414
*Tata Steel (Thailand) PCL (Foreign)	1,392,000	88,288
Thai Oil PCL (Foreign)	183,100	225,965
Thai Plastic & Chemicals PCL (Foreign)	120,200	65,449
Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	56,545
Thai Union Frozen Products PCL (Foreign)	174,500	144,873
Thai Vegetable Oil PCL (Foreign)	111,575	53,075
Thanachart Capital PCL (Foreign)	247,100	145,636
Thoresen Thai Agencies PCL (Foreign)	105,710	84,600
Ticon Industrial Connection PCL (Foreign)	154,200	44,980
*Tipco Asphalt PCL (Foreign)	57,500	49,888
TIPCO Foods (Thailand) PCL (Foreign)	99,600	14,422
Tisco Financial Group PCL (Foreign) NVDR	158,200	102,232
*TMB Bank PCL (Foreign)	4,173,700	137,354
*True Corp. PCL (Foreign)	707,800	73,268
Vanachai Group PCL (Foreign)	368,000	24,001
Vinythai PCL (Foreign)	176,100	34,509

TOTAL THAILAND		11,478,481

TURKEY — (2.6%)
Akbank T.A.S.	142,333	768,850
Akcansa Cimento Sanayi ve Ticaret A.S.	33,384	132,209
Akenerji Elektrik Uretim A.S.	14,726	132,151
*Aksa Akrilik Kimya Sanayii A.S.	86,740	93,409
Aksigorta A.S.	73,247	221,213
Alarko Holding A.S.	40,057	100,904
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	16,951
Anadolu Anonim Turk Sigorta Sirketi A.S.	90,263	74,504
*Anadolu Cam Sanayii A.S.	43,439	50,254
Anadolu Hayat Sigorta A.S.	35,714	94,118
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,961	11,356
*Arcelik A.S.	98,071	320,266
*Asya Katilim Bankasi A.S.	162,263	335,614
Ayen Enerji A.S.	20,413	35,546
Aygaz A.S.	62,257	220,529
Bagfas Bandirma Gubre Fabrikalari A.S.	1,291	68,852
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	27,978	60,213
*Bati Anabolu Cimento A.S.	12,114	48,100
BIM BirlesikMagazalar A.S.	9,942	360,458
Bolu Cimento Sanayii A.S.	25,029	29,196
*Borusan Mannesmann Boru Sanayi A.S.	2,700	20,460
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	—	13
Bursa Cimento Fabrikasi A.S.	17,774	59,461
Cimsa Cimento Sanayi ve Ticaret A.S.	27,426	118,500
Coca-Cola Icecek A.S.	20,199	155,959
*Dogan Gazetecilik A.S.	18,577	36,225
*Dogan Sirketler Grubu Holding A.S.	425,251	279,772
*Dogan Yayin Holding A.S.	—	—
*Dogus Otomotiv Servis ve Ticaret A.S.	16,749	51,742
Enka Insaat ve Sanayi A.S.	40,822	164,731
*Eregli Demir ve Celik Fabrikalari Turk A.S.	287,428	780,266
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,894	68,993
Ford Otomotiv Sanayi A.S.	28,192	177,294

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	$15,796
*Global Yatirim Holding A.S.	111,942	59,819
*Goldas Kuyumculuk Sanayi A.S.	42,137	26,226
Goodyear Lastikleri T.A.S.	6,230	47,560
*GSD Holding A.S.	202,053	125,032
*Gunes Sigorta A.S.	60,938	78,718
*Hurriyet Gazetecilik ve Matbaacilik A.S.	108,056	115,204
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	92,160	65,858
*Izmir Demir Celik Sanayii A.S.	23,843	36,234
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	62,083	33,760
Karton Sanayi ve Ticaret A.S.	715	35,660
*Koc Holding A.S. Series B	147,682	376,214
Mardin Cimento Sanayii ve Ticaret A.S.	20,145	96,730
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
Nortel Networks Netas Telekomuenikasyon A.S.	2,857	84,033
Otobus Karoseri Sanayi A.S.	4,986	46,909
*Petkim Petrokimya Holding A.S.	59,180	285,296
Pinar Sut Mamulleri Sanayii A.S.	11,295	48,315
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	23,277	41,082
*Sekerbank T.A.S.	125,415	208,411
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	71,270	108,638
*Tat Konserve Sanayii A.S.	66,766	137,270
*TAV Havalimanlari Holding A.S.	33,314	91,099
*Tekfen Holding A.S.	30,999	88,762
*Tekstil Bankasi A.S.	71,792	49,603
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
Tofas Turk Otomobil Fabrikasi A.S.	43,093	108,265
*Trakya Cam Sanayii A.S.	89,610	105,367
Tupras-Turkiye Petrol Rafinerileri A.S.	39,906	685,425
Turcas Petrol A.S.	30,713	93,894
*Turk Demir Dokum Fabrikalari A.S.	—	1
*Turk Ekonomi Bankasi A.S.	130,781	192,478
*Turk Sise ve Cam Fabrikalari A.S.	161,623	169,614
Turkcell Iletisim Hizmetleri A.S. ADR	30,400	499,472
Turkiye Garanti Bankasi A.S.	321,075	1,165,998
Turkiye Halk Bankasi A.S.	34,564	206,853
Turkiye Is Bankasi A.S.	280,991	1,064,203
*Turkiye Sinai Kalkinma Bankasi A.S.	117,803	115,395
*Turkiye Vakiflar Bankasi T.A.O.	302,500	733,586
Ulker Biskuvi Sanayi A.S.	33,575	78,537
*Vestel Elektronik Sanayi ve Ticaret A.S.	38,163	59,493
Yapi Kredi Sigorta A.S.	10,771	66,290
*Yapi ve Kredi Bankasi A.S.	119,023	244,716
*Zorlu Enerji Elektrik Uretim A.S.	65,531	125,218

TOTAL TURKEY		13,105,144

TOTAL COMMON STOCKS		434,381,123

PREFERRED STOCKS — (4.9%)
BRAZIL — (4.9%)
*Aracruz Celulose SA Sponsored ADR	15,600	290,472
#Banco Bradesco SA Sponsored ADR	138,000	2,718,600
*Braskem SA Preferred A Sponsored ADR	25,800	338,496
Centrais Electricas de Santa Catarina SA	9,050	180,476
#Cia Vale do Rio Doce	254,654	5,882,507
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	9,913	599,637
Companhia de Transmissao de Energia Eletrica Paulista	6,400	177,293
#Companhia Energetica de Minas Gerais SA Sponsored ADR	45,500	718,445
Companhia Energetica do Ceara Coelce Series A	5,600	87,579
Companhia Paranaense de Energia-Copel Sponsored ADR	19,900	350,240
Confab Industrial SA	48,246	141,868
#Gerdau SA Sponsored ADR	168,600	2,545,860

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Gol Linhas Aereas Inteligentes SA	16,700	$170,640
Klabin SA	163,000	388,624
Lojas Americanas SA	47,000	306,557
Marcopolo SA	38,000	130,722
Metalurgica Gerdau SA	75,200	1,380,972
*Net Servicos de Comunicacao SA	28,391	349,891
Net Servicos de Comunicacao SA Preferred ADR	15,410	189,389
Randon e Participacoes SA	28,200	213,069
Saraiva SA Livreiros Editores	3,300	55,075
*Suzano Papel e Celullose SA	83,600	726,564
Tele Norte Leste Participacoes SA ADR	34,000	648,040
#Telecomunicacoes de Sao Paulo SA ADR	24,200	599,918
Telemar Norte Leste SA	7,800	245,477
TIM Participacoes SA ADR	10,080	237,787
Ultrapar Participacoes SA	22,136	969,455
#Ultrapar Participacoes SA Sponsored ADR	2,300	101,384
Uniao de Industrias Petroquimicas SA Series B	125,400	75,456
Usinas Siderurgicas de Minas Gerais SA Series A	114,375	2,986,631
#*Votorantim Celulose e Papel SA Sponsored ADR	38,948	535,146

TOTAL PREFERRED STOCKS		24,342,270

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Eternit SA Rights 11/24/09	2,362	2,159

CHINA — (0.0%)
#*New World China Land, Ltd. Rights 11/11/09	38,000	2,697

PHILIPPINES — (0.0%)
*Security Bank Corp. Rights 11/11/09	13,081	7,692

SOUTH AFRICA — (0.0%)
*Super Group, Ltd. Rights 11/20/09	114,189	2,193

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 12/07/09	51,626	4,762
*Tyntek Corp. Rights 12/10/09	8,121	2,797

TOTAL TAIWAN		7,559

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	1,772,868	8,486
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	70,333	12,941
*Sansiri PCL (Foreign) Warrants	149,700	—
*Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	22,315	4,740
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	25,700	2,445

TOTAL THAILAND		28,612

TOTAL RIGHTS/WARRANTS		50,912

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,725,000 FHLMC 6.040%(r), 11/01/36, valued at $1,107,391) to be repurchased at $1,091,017	$1,091	1,091,000

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.4%)
§@DFA Short Term Investment Fund LP	32,867,494	$32,867,494
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized byvarious corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39,valued at $3,739,643) to be repurchased at $3,666,338	$3,666	3,666,317

TOTAL SECURITIES LENDING COLLATERAL		36,533,811

TOTAL INVESTMENTS — (100.0%) (Cost $405,582,145)		$496,399,116

See accompanying Notes to Financial Statements.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (78.8%)
Consumer Discretionary — (13.0%)
*1-800-FLOWERS.COM, Inc.	600	$2,304
*99 Cents Only Stores	1,500	17,055
#Aaron’s, Inc.	1,200	30,060
#Abercrombie & Fitch Co.	3,100	101,742
*AC Moore Arts & Crafts, Inc.	1,100	5,258
Advance Auto Parts, Inc.	400	14,904
#*Aeropostale, Inc.	600	22,518
*AFC Enterprises, Inc.	600	4,818
*AH Belo Corp.	300	1,230
*Alloy, Inc.	540	3,553
*Amazon.com, Inc.	900	106,929
Ambassadors Group, Inc.	500	6,355
*American Apparel, Inc.	2,300	7,061
#*American Axle & Manufacturing Holdings, Inc.	1,000	5,990
American Eagle Outfitters, Inc.	3,700	64,713
#*America’s Car-Mart, Inc.	500	10,365
*Amerigon, Inc.	400	2,572
*AnnTaylor Stores Corp.	1,800	23,346
#*Apollo Group, Inc. Class A	300	17,130
#Arbitron, Inc.	600	13,008
#*Arctic Cat, Inc.	300	1,782
#*ArvinMeritor, Inc.	1,000	7,810
*Audiovox Corp. Class A	700	4,522
*AutoNation, Inc.	1,700	29,308
*Autozone, Inc.	200	27,062
*Ballantyne Strong, Inc.	600	2,040
#Barnes & Noble, Inc.	1,900	31,559
#*Beazer Homes USA, Inc.	1,300	5,707
bebe stores, inc.	2,800	17,528
*Bed Bath & Beyond, Inc.	650	22,886
Belo Corp.	1,500	7,050
#Best Buy Co., Inc.	1,200	45,816
Big 5 Sporting Goods Corp.	1,000	14,750
*Big Lots, Inc.	1,400	35,070
Black & Decker Corp.	900	42,498
*Blockbuster, Inc. Class B	1,100	506
#*Blue Nile, Inc.	200	12,010
*Bluegreen Corp.	1,400	4,018
Blyth, Inc.	200	7,086
Bob Evans Farms, Inc.	1,100	28,897
#*Bon-Ton Stores, Inc. (The)	500	4,625
Books-A-Million, Inc.	600	5,196
*Borders Group, Inc.	2,800	5,432
#BorgWarner, Inc.	1,800	54,576
Brinker International, Inc.	1,400	17,696
*Brink’s Home Security Holdings, Inc.	400	12,392
*Brookfield Homes Corp.	1,100	6,193
#Brown Shoe Co., Inc.	2,300	23,851
#*Brunswick Corp.	2,900	27,492
#Buckle, Inc.	450	13,504
*Build-A-Bear-Workshop, Inc.	500	2,590
#*Cabela’s, Inc.	2,400	30,168
Cablevision Systems Corp.	1,300	29,848
*Cache, Inc.	300	1,443
#*California Pizza Kitchen, Inc.	800	10,392
#Callaway Golf Co.	250	1,710
#*Capella Education Co.	300	20,670
#*Career Education Corp.	1,600	33,344

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Caribou Coffee Co., Inc.	900	$7,371
#*CarMax, Inc.	1,600	31,472
*Carmike Cinemas, Inc.	200	1,966
Carnival Corp.	5,960	173,555
*Carriage Services, Inc.	600	2,280
*Carrols Restaurant Group, Inc.	500	3,245
#*Carter’s, Inc.	400	9,440
Cato Corp. Class A	1,000	19,710
*Cavco Industries, Inc.	200	6,080
CBS Corp.	1,200	14,160
CBS Corp. Class B	9,200	108,284
*CEC Entertainment, Inc.	400	11,684
#*Charming Shoppes, Inc.	3,800	17,214
#*Cheesecake Factory, Inc.	2,200	39,996
Cherokee, Inc.	100	1,893
#*Chipotle Mexican Grill, Inc.	200	16,298
#Choice Hotels International, Inc.	800	23,856
Christopher & Banks Corp.	1,800	10,962
#Cinemark Holdings, Inc.	3,400	39,406
#*Citi Trends, Inc.	300	7,899
CKE Restaurants, Inc.	1,500	13,125
Coach, Inc.	700	23,079
#*Coinstar, Inc.	700	22,218
*Coldwater Creek, Inc.	2,900	16,675
*Collective Brands, Inc.	2,300	42,665
Columbia Sportswear Co.	1,100	41,855
Comcast Corp. Class A	11,500	166,750
Comcast Corp. Special Class A	3,944	55,295
#*Conn’s, Inc.	700	4,417
Cooper Tire & Rubber Co.	400	6,104
#*Corinthian Colleges, Inc.	1,500	23,790
#Cracker Barrel Old Country Store, Inc.	400	13,260
#*Crown Media Holdings, Inc.	700	1,078
CSS Industries, Inc.	200	4,060
*Culp, Inc.	200	1,154
#D.R. Horton, Inc.	9,400	103,024
#Darden Restaurants, Inc.	2,900	87,899
*dELiA*s, Inc.	1,100	2,332
#*Dick’s Sporting Goods, Inc.	1,900	43,111
#Dillard’s, Inc.	3,250	44,265
*DineEquity, Inc.	800	16,928
*DIRECTV Group, Inc. (The)	2,100	55,230
*Discovery Communications, Inc.	2,800	67,256
*DISH Network Corp.	1,400	24,360
#Disney (Walt) Co.	25,400	695,198
*Dixie Group, Inc.	200	580
*Dolan Media Co.	1,000	11,940
*Dollar Tree, Inc.	200	9,026
#*Domino’s Pizza, Inc.	1,300	9,542
*DreamWorks Animation SKG, Inc.	600	19,200
#*Dress Barn, Inc. (The)	2,100	37,905
*Drew Industries, Inc.	700	13,398
#*DSW, Inc.	500	9,600
#Eastman Kodak Co.	7,500	28,125
*Einstein Noah Restaurant Group, Inc.	400	5,208
*Entravision Communications Corp.	250	525
#Ethan Allen Interiors, Inc.	1,300	16,198
*EW Scripps Co.	233	1,482
*Exide Technologies.	2,500	15,300
Family Dollar Stores, Inc.	1,300	36,790
*Famous Dave’s of America, Inc.	300	1,842

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Federal Mogul Corp.	2,128	$23,727
Finish Line, Inc. Class A	1,800	18,252
*Fisher Communications, Inc.	400	7,796
Foot Locker, Inc.	7,300	76,504
*Ford Motor Co.	9,933	69,531
*Fossil, Inc.	1,800	48,114
*Frederick’s of Hollywood Group, Inc.	900	1,062
#Fred’s, Inc.	1,400	16,576
*Fuel Systems Solutions, Inc.	800	26,192
*Furniture Brands International, Inc.	2,000	8,500
#*GameStop Corp. Class A	1,900	46,151
*Gander Mountain Co.	1,000	4,990
#Gannett Co., Inc.	3,200	31,424
Gap, Inc.	1,900	40,546
#*Gaylord Entertainment Co.	1,350	20,290
*Genesco, Inc.	600	15,642
Gentex Corp.	1,700	27,217
Genuine Parts Co.	1,103	38,594
*G-III Apparel Group, Ltd.	800	12,808
*Gray Television, Inc.	1,900	3,325
*Group 1 Automotive, Inc.	800	20,336
Guess?, Inc.	1,650	60,308
*Gymboree Corp.	800	34,056
H&R Block, Inc.	500	9,170
#Harley-Davidson, Inc.	2,800	69,776
*Harman International Industries, Inc.	2,700	101,547
Harte-Hanks, Inc.	2,300	27,002
Hasbro, Inc.	2,200	59,994
*Haverty Furniture Cos., Inc.	400	4,844
*Hawk Corp.	200	2,784
*Heelys, Inc.	509	1,130
*Helen of Troy, Ltd.	1,600	36,544
#*hhgregg, Inc.	400	6,596
#*Hibbett Sporting Goods, Inc.	500	9,370
Hillenbrand, Inc.	500	9,990
#Home Depot, Inc.	8,700	218,283
Hooker Furniture Corp.	500	6,405
*Hot Topic, Inc.	1,400	10,780
#*Hovnanian Enterprises, Inc.	2,500	9,775
*HSN, Inc.	440	6,574
*Iconix Brand Group, Inc.	2,300	26,818
Interactive Data Corp.	1,000	26,300
International Speedway Corp.	1,500	38,265
#*Interpublic Group of Cos., Inc.	13,800	83,076
*Interval Leisure Group, Inc.	1,540	17,186
*iRobot Corp.	800	10,696
*ITT Educational Services, Inc.	200	18,070
#J.C. Penney Co., Inc.	4,400	145,772
*Jack in the Box, Inc.	1,400	26,264
*Jackson Hewitt Tax Service, Inc.	600	2,946
*JAKKS Pacific, Inc.	400	5,692
*Jo-Ann Stores, Inc.	800	21,296
#Johnson Controls, Inc.	4,400	105,248
Jones Apparel Group, Inc.	2,100	37,569
*Jos. A. Bank Clothiers, Inc.	400	16,392
*Journal Communications, Inc.	1,600	5,696
#KB Home	2,200	31,196
*Kenneth Cole Productions, Inc. Class A	500	4,755
*Knology, Inc.	900	9,045
*Kohl’s Corp.	2,100	120,162
*Krispy Kreme Doughnuts, Inc.	1,200	4,068

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*K-Swiss, Inc. Class A	700	$5,712
*La-Z-Boy, Inc.	1,200	8,520
*Learning Tree International, Inc.	700	7,616
*Lee Enterprises, Inc.	1,700	5,185
#Leggett & Platt, Inc.	5,100	98,583
#Lennar Corp. Class A	3,800	47,880
*Libbey, Inc.	300	1,605
*Liberty Global, Inc. Class A	600	12,318
*Liberty Global, Inc. Series C	2,200	45,276
*Liberty Media Corp. Capital Class A	2,800	57,932
*Liberty Media Corp. Entertainment Class A	9,100	280,462
*Liberty Media Corp. Interactive Class A	4,200	47,628
#*Life Time Fitness, Inc.	1,400	30,170
#Limited Brands, Inc.	4,900	86,240
*Lincoln Educational Services Corp.	1,000	19,820
*Lithia Motors, Inc.	900	7,506
#*Liz Claiborne, Inc.	1,550	8,897
*LKQ Corp.	2,200	37,994
*LodgeNet Interactive Corp.	200	970
Lowe’s Cos., Inc.	10,400	203,528
*Luby’s, Inc.	300	1,071
*M/I Homes, Inc.	600	6,702
*Mac-Gray Corp.	300	2,439
Macy’s, Inc.	13,100	230,167
*Maidenform Brands, Inc.	700	9,856
Marcus Corp.	1,100	12,870
*Marine Products Corp.	1,000	4,850
*MarineMax, Inc.	304	2,070
#Marriott International, Inc. Class A	302	7,568
#*Martha Stewart Living Omnimedia, Inc.	300	1,554
*Marvel Entertainment, Inc.	600	29,982
#Mattel, Inc.	1,100	20,823
#Matthews International Corp. Class A	400	14,692
#*McClatchy Co. (The)	3,000	8,460
McGraw-Hill Cos., Inc.	1,340	38,565
MDC Holdings, Inc.	1,600	52,192
*Media General, Inc.	600	4,974
*Mediacom Communications Corp.	700	3,346
Men’s Wearhouse, Inc. (The)	1,700	39,389
Meredith Corp.	1,200	32,472
*Meritage Homes Corp.	1,600	29,184
*Midas, Inc.	200	1,612
*Modine Manufacturing Co.	1,800	18,540
#*Mohawk Industries, Inc.	1,300	55,679
Monro Muffler Brake, Inc.	500	15,495
*Morgans Hotel Group Co.	900	2,988
#*Morningstar, Inc.	800	40,816
#*Movado Group, Inc.	800	8,384
*Nathan’s Famous, Inc.	200	2,900
National CineMedia, Inc.	1,000	16,000
*Navarre Corp.	500	1,155
#*Netflix, Inc.	300	16,035
*New York & Co., Inc.	2,000	8,800
#*New York Times Co. Class A (The)	4,000	31,880
#Newell Rubbermaid, Inc.	4,000	58,040
News Corp. Class A	30,269	348,699
News Corp. Class B	13,400	182,240
NIKE, Inc. Class B	1,104	68,647
#Nordstrom, Inc.	750	23,835
#Nutri/System, Inc.	500	10,760
#*NVR, Inc.	100	66,227

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*O’Charleys, Inc.	1,000	$7,010
#*Office Depot, Inc.	7,300	44,165
*OfficeMax, Inc.	2,500	28,575
Omnicom Group, Inc.	900	30,852
#*O’Reilly Automotive, Inc.	1,650	61,512
*Orleans Homebuilders, Inc.	700	1,526
*Outdoor Channel Holdings, Inc.	800	5,536
#*Overstock.com, Inc.	600	8,400
Oxford Industries, Inc.	400	7,740
#*Pacific Sunwear of California, Inc.	2,100	12,684
*Palm Harbor Homes, Inc.	400	884
*Panera Bread Co.	500	29,990
#*Papa John’s International, Inc.	500	11,250
#*Peet’s Coffee & Tea, Inc.	700	23,800
#*Penske Automotive Group, Inc.	3,500	54,810
#Pep Boys - Manny, Moe & Jack (The)	2,400	21,048
*Perry Ellis International, Inc.	200	2,734
PetSmart, Inc.	2,900	68,237
Phillips-Van Heusen Corp.	2,400	96,360
#Polaris Industries, Inc.	500	21,035
#Polo Ralph Lauren Corp.	1,000	74,420
Pool Corp.	1,000	19,580
#*Pre-Paid Legal Services, Inc.	300	11,862
*Priceline.com, Inc.	200	31,558
*Princeton Review, Inc.	400	1,832
#*Pulte Homes, Inc.	9,522	85,793
*Quiksilver, Inc.	6,500	12,935
*RadioShack Corp.	2,600	43,914
*RC2 Corp.	600	7,836
*Red Lion Hotels Corp.	500	2,385
#*Red Robin Gourmet Burgers, Inc.	500	8,355
Regal Entertainment Group	1,700	21,437
#Regis Corp.	1,500	24,360
#*Rent-A-Center, Inc.	2,300	42,228
*Rentrak Corp.	100	1,537
*Retail Ventures, Inc.	2,000	12,820
RG Barry Corp.	500	4,280
#Ross Stores, Inc.	650	28,606
#*Royal Caribbean Cruises, Ltd.	7,600	153,748
*Rubio’s Restaurants, Inc.	300	2,187
*Ruby Tuesday, Inc.	3,000	19,980
*Ruth’s Hospitality Group, Inc.	800	2,488
#Ryland Group, Inc.	1,700	31,535
#*Saks, Inc.	6,700	37,587
*Sally Beauty Holdings, Inc.	2,500	16,875
Scripps Networks Interactive, Inc.	450	16,992
*Sealy Corp.	1,500	4,350
#*Sears Holdings Corp.	2,500	169,650
Service Corp. International	10,512	72,217
#Sherwin-Williams Co.	900	51,336
*Shiloh Industries, Inc.	500	2,250
*Shoe Carnival, Inc.	600	9,006
*Shutterfly, Inc.	900	12,690
*Signet Jewelers, Ltd. ADR	4,000	100,840
#*Sinclair Broadcast Group, Inc. Class A	500	1,970
*Skechers U.S.A., Inc. Class A	1,500	32,730
Skyline Corp.	300	5,247
#*Smith & Wesson Holding Corp.	900	3,843
Snap-On, Inc.	1,400	51,142
*Sonic Automotive, Inc.	1,600	14,304
*Sonic Corp.	500	4,675

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Sotheby’s Class A	1,800	$28,548
Speedway Motorsports, Inc.	2,000	27,080
Sport Supply Group, Inc.	600	6,192
*Stamps.com, Inc.	500	5,020
#*Standard Motor Products, Inc.	800	6,688
*Standard Pacific Corp.	5,100	15,300
*Stanley Furniture, Inc.	500	3,930
#Stanley Works (The)	900	40,707
#Staples, Inc.	1,950	42,315
*Starbucks Corp.	3,000	56,940
#Starwood Hotels & Resorts Worldwide, Inc.	700	20,342
*Steak n Shake Co. (The)	1,500	17,475
*Steinway Musical Instruments, Inc.	200	2,344
*Steven Madden, Ltd.	600	24,300
Stewart Enterprises, Inc.	2,700	12,366
*Stoneridge, Inc.	400	2,940
#Sturm Ruger & Co., Inc.	800	8,496
Superior Industries International, Inc.	1,200	15,936
#*Systemax, Inc.	1,300	17,524
*Talbots, Inc.	2,000	18,140
Target Corp.	4,500	217,935
*Tempur-Pedic International, Inc.	1,200	23,244
*Tenneco, Inc.	500	6,810
#*Texas Roadhouse, Inc.	2,300	21,781
Thor Industries, Inc.	2,000	52,440
*Ticketmaster Entertainment, Inc.	440	4,246
#Tiffany & Co.	1,000	39,290
*Timberland Co. Class A	1,500	24,270
Time Warner Cable, Inc.	5,428	214,080
Time Warner, Inc.	20,000	602,400
TJX Cos., Inc. (The)	900	33,615
#*Toll Brothers, Inc.	2,300	39,836
*Town Sports International Holdings, Inc.	600	1,782
#*Tractor Supply Co.	500	22,350
*True Religion Apparel, Inc.	600	15,462
*TRW Automotive Holdings Corp.	2,750	43,038
*Tuesday Morning Corp.	1,700	5,491
Tupperware Corp.	1,050	47,271
*Tween Brands, Inc.	400	3,392
*Ulta Salon Cosmetics & Fragrance, Inc.	2,600	39,364
#*Under Armour, Inc. Class A	1,200	32,220
*Unifi, Inc.	2,400	6,672
UniFirst Corp.	300	12,630
*Universal Electronics, Inc.	400	8,240
*Universal Technical Institute, Inc.	300	5,397
#*Urban Outfitters, Inc.	600	18,828
#V.F. Corp.	1,300	92,352
#*Vail Resorts, Inc.	1,700	58,548
*Valassis Communications, Inc.	1,500	27,345
*ValueVision Media, Inc.	1,400	4,438
#*Viacom, Inc. Class A	300	8,754
*Viacom, Inc. Class B	2,600	71,734
#*Volcom, Inc.	800	13,288
WABCO Holdings, Inc.	2,100	49,812
*Warnaco Group, Inc.	1,400	56,742
*Warner Music Group Corp.	2,500	14,400
#Weight Watchers International, Inc.	1,000	26,510
Wendy’s/Arby’s Group, Inc.	1,425	5,629
#*West Marine, Inc.	800	6,096
*Wet Seal, Inc. (The)	3,500	11,165
#Whirlpool Corp.	1,400	100,226

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Wiley (John) & Sons, Inc. Class A	800	$28,176
Williams-Sonoma, Inc.	3,800	71,364
*Winnebago Industries, Inc.	900	10,350
Wolverine World Wide, Inc.	1,900	48,602
World Wrestling Entertainment, Inc.	500	6,640
#Wyndham Worldwide Corp.	8,300	141,515
Yum! Brands, Inc.	900	29,655
*Zale Corp.	200	946
*Zumiez, Inc.	1,000	13,470

Total Consumer Discretionary		12,597,267

Consumer Staples — (4.9%)
#Alberto-Culver Co.	1,000	26,820
Alico, Inc.	200	5,816
#Andersons, Inc. (The)	600	18,618
Avon Products, Inc.	1,100	35,255
B&G Foods, Inc.	1,100	8,591
*Bare Escentuals, Inc.	1,500	18,945
#*BJ’s Wholesale Club, Inc.	1,300	45,539
#Bunge, Ltd.	1,400	79,884
*Calavo Growers, Inc.	600	10,710
Cal-Maine Foods, Inc.	700	19,005
Campbell Soup Co.	700	22,225
#Casey’s General Stores, Inc.	1,800	56,754
*Central Garden & Pet Co.	600	5,952
*Chattem, Inc.	200	12,674
*Chiquita Brands International, Inc.	1,000	16,190
Clorox Co.	1,000	59,230
Coca-Cola Enterprises, Inc.	5,700	108,699
Colgate-Palmolive Co.	800	62,904
ConAgra, Inc.	5,500	115,500
Corn Products International, Inc.	500	14,090
Costco Wholesale Corp.	927	52,700
CVS Caremark Corp.	24,600	868,380
*Darling International, Inc.	2,200	15,290
Del Monte Foods Co.	9,200	99,360
#Diamond Foods, Inc.	600	18,090
*Dr Pepper Snapple Group, Inc.	400	10,904
*Elizabeth Arden, Inc.	1,203	12,812
*Energizer Holdings, Inc.	1,300	79,131
Estee Lauder Cos., Inc.	900	38,250
Farmer Brothers Co.	500	9,450
#Flowers Foods, Inc.	1,500	35,040
General Mills, Inc.	1,000	65,920
#*Great Atlantic & Pacific Tea Co.	1,900	18,829
*Green Mountain Coffee, Inc.	450	29,948
H.J. Heinz Co.	700	28,168
*Hain Celestial Group, Inc.	1,300	22,802
*Hansen Natural Corp.	400	14,460
Herbalife, Ltd.	500	16,825
Hershey Co. (The)	300	11,337
Hormel Foods Corp.	1,100	40,106
*HQ Sustainable Maritime Industries, Inc.	400	3,028
Ingles Markets, Inc.	400	6,152
Inter Parfums, Inc.	800	9,824
J & J Snack Foods Corp.	600	23,502
J.M. Smucker Co.	2,900	152,917
Kellogg Co.	1,000	51,540
Kimberly-Clark Corp.	1,100	67,276
#Kraft Foods, Inc.	20,400	561,408
Kroger Co. (The)	1,500	34,695

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Lancaster Colony Corp.	300	$14,574
Lance, Inc.	400	9,648
*Lifeway Foods, Inc.	300	3,612
Mannatech, Inc.	900	3,060
#McCormick & Co., Inc.	400	14,004
*Medifast, Inc.	200	4,404
Nash-Finch Co.	300	8,694
*National Beverage Corp.	1,700	18,615
*NBTY, Inc.	1,400	50,974
Nu Skin Enterprises, Inc. Class A	1,700	38,692
*Nutraceutical International Corp.	500	5,440
*Omega Protein Corp.	600	2,496
*Overhill Farms, Inc.	400	2,184
*Pantry, Inc.	600	8,466
#PepsiAmericas, Inc.	2,357	68,919
#PepsiCo, Inc.	3,400	205,870
*Prestige Brands Holdings, Inc.	2,200	14,872
PriceSmart, Inc.	300	5,790
Procter & Gamble Co.	5,330	309,140
*Ralcorp Holdings, Inc.	300	16,110
*Reddy Ice Holdings, Inc.	800	3,160
Ruddick Corp.	1,000	26,720
Safeway, Inc.	3,959	88,404
Sanderson Farms, Inc.	500	18,295
Sara Lee Corp.	1,500	16,935
#*Smart Balance, Inc.	2,200	11,616
#*Smithfield Foods, Inc.	6,700	89,378
SUPERVALU, Inc.	4,000	63,480
Sysco Corp.	1,200	31,740
Tasty Baking Co.	300	1,923
#Tootsie Roll Industries, Inc.	530	13,149
#*TreeHouse Foods, Inc.	1,100	41,140
#Tyson Foods, Inc. Class A	6,100	76,372
#*United Natural Foods, Inc.	1,000	24,110
Walgreen Co.	5,900	223,197
WD-40 Co.	300	9,447
Weis Markets, Inc.	900	31,860
#*Whole Foods Market, Inc.	200	6,412
*Winn-Dixie Stores, Inc.	900	9,981

Total Consumer Staples		4,734,428

Energy — (10.5%)
#*Allis-Chalmers Energy, Inc.	500	1,740
#Alon USA Energy, Inc.	1,500	12,600
*Alpha Natural Resources, Inc.	1,483	50,378
Anadarko Petroleum Corp.	3,400	207,162
Apache Corp.	3,500	329,420
*Approach Resources, Inc.	700	5,432
#Arch Coal, Inc.	4,500	97,470
*Arena Resources, Inc.	900	33,534
*Atlas Energy, Inc.	1,350	35,343
#*ATP Oil & Gas Corp.	1,300	22,503
#*Atwood Oceanics, Inc.	1,500	53,235
#Baker Hughes, Inc.	1,800	75,726
*Basic Energy Services, Inc.	300	2,100
#Berry Petroleum Corp. Class A	1,300	32,968
*Bill Barrett Corp.	1,769	54,804
BJ Services Co.	1,500	28,800
*Bolt Technology Corp.	300	3,051
#*BPZ Resources, Inc.	2,600	16,380
*Brigham Exploration Co.	2,200	20,900

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Bristow Group, Inc.	1,300	$37,895
*Bronco Drilling Co., Inc.	400	2,528
Cabot Oil & Gas Corp.	1,300	50,011
*Cal Dive International, Inc.	3,400	26,112
*Callon Petroleum Co.	400	640
*Cameron International Corp.	400	14,788
CARBO Ceramics, Inc.	600	35,034
#*Carrizo Oil & Gas, Inc.	1,100	25,498
#*Cheniere Energy, Inc.	1,500	3,495
#Chesapeake Energy Corp.	6,900	169,050
Chevron Corp.	18,972	1,452,117
#Cimarex Energy Co.	2,942	115,209
*Clayton Williams Energy, Inc.	400	10,480
*Clean Energy Fuels Corp.	2,700	31,320
*CNX Gas Corp.	600	16,716
*Complete Production Services, Inc.	1,300	12,389
*Comstock Resources, Inc.	400	16,436
*Concho Resources, Inc.	2,000	76,220
ConocoPhillips.	16,250	815,425
CONSOL Energy, Inc.	900	38,529
*Contango Oil & Gas Co.	200	9,530
*Continental Resources, Inc.	850	31,628
*Crosstex Energy, Inc.	1,600	8,992
*CVR Energy, Inc.	2,600	27,352
*Dawson Geophysical Co.	300	7,245
Delek US Holdings, Inc.	1,900	12,825
#*Delta Petroleum Corp.	900	1,170
#*Denbury Resources, Inc.	4,500	65,700
Devon Energy Corp.	1,300	84,123
#Diamond Offshore Drilling, Inc.	200	19,050
*Dresser-Rand Group, Inc.	2,200	64,834
*Dril-Quip, Inc.	700	34,013
El Paso Corp.	1,400	13,734
#*Encore Acquisition Co.	800	29,656
*ENGlobal Corp.	900	2,655
#ENSCO International, Inc.	2,900	132,791
EOG Resources, Inc.	2,736	223,422
*Evolution Petroleum Corp.	900	3,069
*EXCO Resources, Inc.	1,950	30,459
#*Exterran Holdings, Inc.	1,861	38,020
Exxon Mobil Corp.	8,013	574,292
*FMC Technologies, Inc.	600	31,560
*Forest Oil Corp.	2,000	39,200
#Frontier Oil Corp.	3,700	51,282
#General Maritime Corp.	2,904	20,009
*Geokinetics, Inc.	400	6,432
*GeoResources, Inc.	200	2,218
#*Global Industries, Ltd.	900	6,561
#*GMX Resources, Inc.	1,300	16,549
#*Goodrich Petroleum Corp.	200	5,134
Gulf Island Fabrication, Inc.	600	11,472
#*GulfMark Offshore, Inc.	850	23,520
*Gulfport Energy Corp.	1,100	8,393
Halliburton Co.	2,900	84,709
*Harvest Natural Resources, Inc.	1,500	8,235
#*Helix Energy Solutions Group, Inc.	3,500	48,055
#Helmerich & Payne, Inc.	1,900	72,238
Hess Corp.	3,612	197,721
#Holly Corp.	1,750	50,768
#*Hornbeck Offshore Services, Inc.	900	21,879
#*International Coal Group, Inc.	4,700	19,223

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*ION Geophysical Corp.	6,300	$24,129
#*James River Coal Co.	400	7,596
*Key Energy Services, Inc.	5,700	41,667
*Kodiak Oil & Gas Corp.	2,700	6,507
Lufkin Industries, Inc.	500	28,525
Marathon Oil Corp.	7,700	246,169
#*Mariner Energy, Inc.	3,200	40,768
#Massey Energy Co.	3,000	87,270
*Matrix Service Co.	1,000	8,870
#*McMoran Exploration Co.	1,100	8,459
*Meridian Resource Corp.	614	196
*Mitcham Industries, Inc.	200	1,450
Murphy Oil Corp.	2,500	152,850
#*Nabors Industries, Ltd.	5,800	120,814
*NATCO Group, Inc. Class A	200	8,716
*National-Oilwell, Inc.	4,589	188,103
*Natural Gas Services Group, Inc.	500	8,435
*Newfield Exploration Co.	2,300	94,346
*Newpark Resources, Inc.	2,200	6,622
Noble Energy, Inc.	1,100	72,193
*Northern Oil & Gas, Inc.	600	5,472
Occidental Petroleum Corp.	4,200	318,696
*Oceaneering International, Inc.	1,200	61,320
#*Oil States International, Inc.	1,700	58,548
#Overseas Shipholding Group, Inc.	300	11,775
*OYO Geospace Corp.	200	5,250
Panhandle Oil & Gas, Inc.	200	3,932
#*Parker Drilling Co.	4,200	21,840
#*Patriot Coal Corp.	200	2,260
#Patterson-UTI Energy, Inc.	5,500	85,690
Peabody Energy Corp.	800	31,672
Penn Virginia Corp.	500	10,125
*Petrohawk Energy Corp.	4,900	115,248
#*PetroQuest Energy, Inc.	1,100	6,743
*PHI, Inc. Non-Voting	600	10,308
*Pioneer Drilling Co.	2,600	17,394
#Pioneer Natural Resources Co.	3,105	127,647
*Plains Exploration & Production Co.	800	21,200
*Pride International, Inc.	3,500	103,460
#*Quicksilver Resources, Inc.	3,602	43,944
#Range Resources Corp.	3,700	185,185
*Rex Energy Corp.	1,700	13,753
*Rosetta Resources, Inc.	1,700	23,001
#Rowan Cos., Inc.	4,000	93,000
RPC, Inc.	3,500	32,725
#*SandRidge Energy, Inc.	2,200	22,506
#*SEACOR Holdings, Inc.	700	56,889
*Seahawk Drilling, Inc.	233	6,291
#Smith International, Inc.	3,923	108,785
Southern Union Co.	2,400	46,968
*Southwestern Energy Co.	778	33,905
Spectra Energy Corp.	2,000	38,240
St. Mary Land & Exploration Co.	2,200	75,020
*Stone Energy Corp.	400	6,132
*SulphCo, Inc.	600	600
Sunoco, Inc.	2,400	73,920
*Superior Energy Services, Inc.	2,800	60,508
*Superior Well Services, Inc.	1,200	12,732
*Swift Energy Corp.	1,000	21,180
*T-3 Energy Services, Inc.	400	8,008
#Tesoro Petroleum Corp.	5,000	70,700

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Tetra Technologies, Inc.	3,800	$35,948
*TGC Industries, Inc.	551	2,397
Tidewater, Inc.	1,800	75,006
*Toreador Resources Corp.	500	4,265
*Trico Marine Services, Inc.	900	5,490
*Union Drilling, Inc.	700	5,348
*Unit Corp.	1,700	66,436
#*USEC, Inc.	4,000	15,440
#VAALCO Energy, Inc.	600	2,556
#Valero Energy Corp.	5,600	101,360
*Venoco, Inc.	1,200	15,120
#W&T Offshore, Inc.	1,000	11,650
*Warren Resources, Inc.	2,600	5,616
*Weatherford International, Ltd.	900	15,777
#*Western Refining, Inc.	2,200	12,342
*Whiting Petroleum Corp.	1,800	101,520
#*Willbros Group, Inc.	1,000	13,140
Williams Cos., Inc. (The)	1,800	33,930
World Fuel Services Corp.	800	40,680
XTO Energy, Inc.	6,375	264,945

Total Energy		10,208,379

Financials — (15.6%)
1st Source Corp.	800	11,856
Abington Bancorp, Inc.	1,000	6,860
Advance America Cash Advance Centers, Inc.	2,000	9,880
*Advanta Corp. Class A	200	72
*Advanta Corp. Class B	400	130
#*Affiliated Managers Group, Inc.	1,000	63,490
*Affirmative Insurance Holdings, Inc.	500	2,000
Aflac, Inc.	900	37,341
*Allegheny Corp.	206	51,500
Allied World Assurance Co. Holdings, Ltd.	800	35,808
Allstate Corp.	2,800	82,796
*Altisource Portfolio Solutions SA	800	12,200
#AMBAC Financial Group, Inc.	600	690
#American Capital, Ltd.	2,797	7,496
American Express Co.	5,200	181,168
American Financial Group, Inc.	4,100	100,860
#American National Insurance Co.	800	66,792
American Physicians Capital, Inc.	266	7,522
*American Safety Insurance Holdings, Ltd.	400	5,928
#*AmeriCredit Corp.	2,700	47,655
Ameriprise Financial, Inc.	800	27,736
Ameris Bancorp	603	3,552
*AMERISAFE, Inc.	400	7,416
#*Anchor Bancorp Wisconsin, Inc.	300	231
AON Corp.	1,700	65,467
*Argo Group International Holdings, Ltd.	800	27,168
#Arrow Financial Corp.	509	12,944
Aspen Insurance Holdings, Ltd.	3,800	98,040
#*Asset Acceptance Capital Corp.	1,500	10,905
Associated Banc-Corp.	1,200	15,372
Assurant, Inc.	400	11,972
#Assured Guaranty, Ltd.	2,800	46,424
ASTA Funding, Inc.	700	4,571
#Astoria Financial Corp.	1,100	10,978
*Avatar Holdings, Inc.	200	3,260
Axis Capital Holdings, Ltd.	3,304	95,453
#*B of I Holding, Inc.	400	3,336
BancFirst Corp.	200	7,222

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Bancorp, Inc.	1,100	$5,610
#BancorpSouth, Inc.	1,200	27,096
#BancTrust Financial Group, Inc.	400	1,284
Bank Mutual Corp.	1,300	9,126
Bank of America Corp.	60,647	884,233
#*Bank of Florida Corp.	100	146
*Bank of Granite Corp.	400	208
Bank of Hawaii Corp.	400	17,760
Bank of New York Mellon Corp.	11,600	309,256
#Bank of the Ozarks, Inc.	200	4,550
BankFinancial Corp.	500	4,720
#Banner Corp.	400	1,228
#BB&T Corp.	9,500	227,145
Berkshire Hills Bancorp, Inc.	200	4,110
BGC Partners, Inc. Class A	600	2,898
#BlackRock, Inc.	300	64,947
#BOK Financial Corp.	1,200	51,564
#Boston Private Financial Holdings, Inc.	1,800	10,710
Brookline Bancorp, Inc.	2,100	20,559
Brown & Brown, Inc.	2,300	42,251
Capital City Bank Group, Inc.	900	10,566
Capital One Financial Corp.	4,600	168,360
Capital Southwest Corp.	100	7,426
#*Capitol Bancorp, Ltd.	400	900
#Capitol Federal Financial	700	21,231
Cardinal Financial Corp.	1,300	10,595
#Cash America International, Inc.	300	9,078
#Cathay General Bancorp	1,200	10,596
*CB Richard Ellis Group, Inc.	600	6,210
Center Bancorp, Inc.	303	2,360
*Center Financial Corp.	400	1,684
#*Central Pacific Financial Corp.	700	987
Charles Schwab Corp. (The)	2,128	36,900
#Chemical Financial Corp.	400	8,780
Chubb Corp.	3,300	160,116
Cincinnati Financial Corp.	2,000	50,720
#*CIT Group, Inc.	1,000	720
Citigroup, Inc.	14,700	60,123
#City Holding Co.	400	12,228
#City National Corp.	1,400	52,738
Clifton Savings Bancorp, Inc.	600	5,532
CME Group, Inc.	800	242,088
#*CNA Financial Corp.	3,700	80,549
*CNA Surety Corp.	1,400	20,244
CoBiz Financial, Inc.	400	1,908
Cohen & Steers, Inc.	1,100	21,263
#Columbia Banking System, Inc.	600	8,820
#Comerica, Inc.	3,200	88,800
Commerce Bancshares, Inc.	1,302	49,945
#Community Bank System, Inc.	400	7,444
Community Trust Bancorp, Inc.	300	7,386
*CompuCredit Holdings Corp.	400	1,312
#*Conseco, Inc.	3,200	16,672
Consolidated-Tokoma Land Co.	100	3,440
*Cowen Group, Inc.	400	3,020
*Credit Acceptance Corp.	900	30,933
*Crescent Financial Corp.	100	407
#Cullen Frost Bankers, Inc.	1,000	46,790
#CVB Financial Corp.	1,000	8,010
Delphi Financial Group, Inc. Class A	2,000	43,400
Dime Community Bancshares, Inc.	800	8,792

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Discover Financial Services	11,500	$162,610
#*Dollar Financial Corp.	1,000	18,770
Donegal Group, Inc. Class A	700	10,220
#*Doral Financial Corp.	1,200	3,408
#*E*TRADE Financial Corp.	7,800	11,388
#East West Bancorp, Inc.	1,180	10,655
Eastern Insurance Holdings, Inc.	255	1,800
Eaton Vance Corp.	200	5,678
#Employers Holdings, Inc.	100	1,482
*Encore Bancshares, Inc.	100	770
*Encore Capital Group, Inc.	600	8,982
#Endurance Specialty Holdings, Ltd.	1,200	43,188
*Enstar Group, Ltd.	400	24,400
Enterprise Financial Services Corp.	300	2,559
Erie Indemnity Co.	900	31,725
ESSA Bancorp, Inc.	500	5,985
Evercore Partners, Inc. Class A	400	13,056
#Everest Re Group, Ltd.	600	52,494
#F.N.B. Corp.	2,404	17,020
FBL Financial Group, Inc. Class A	700	14,105
Federal Agricultural Mortgage Corp.	300	2,409
#Federated Investors, Inc.	200	5,250
#Fidelity National Financial, Inc.	5,300	71,921
Fifth Third Bancorp	2,500	22,350
#Financial Federal Corp.	900	18,378
Financial Institutions, Inc.	400	4,224
*First Acceptance Corp.	900	1,980
First American Corp.	2,700	82,053
First Bancorp	900	12,204
First Busey Corp.	300	1,161
*First Cash Financial Services, Inc.	600	10,308
#First Commonwealth Financial Corp.	1,200	6,300
First Community Bancshares, Inc.	200	2,328
First Defiance Financial Corp.	400	5,768
First Financial Bancorp	600	7,608
First Financial Bankshares, Inc.	500	24,225
First Financial Corp.	500	13,865
First Financial Holdings, Inc.	600	8,094
First Financial Northwest, Inc.	600	3,552
*First Horizon National Corp.	2,859	33,822
First Mercury Financial Corp.	800	10,160
First Midwest Bancorp, Inc.	500	5,200
First Niagara Financial Group, Inc.	1,650	21,186
First Place Financial Corp.	300	912
First Security Group, Inc.	200	540
First South Bancorp, Inc.	100	1,059
*First State Bancorporation	300	294
FirstMerit Corp.	3,936	74,587
Flushing Financial Corp.	1,100	12,353
*Forest City Enterprises, Inc. Class A	4,500	39,240
Franklin Resources, Inc.	400	41,852
#*Frontier Financial Corp.	800	340
Fulton Financial Corp.	2,000	16,520
Gallagher (Arthur J.) & Co.	900	20,079
GAMCO Investors, Inc.	100	4,219
Genworth Financial, Inc.	6,600	70,092
GFI Group, Inc.	3,900	20,085
Glacier Bancorp, Inc.	2,000	26,180
Goldman Sachs Group, Inc.	5,300	901,901
#Great Southern Bancorp, Inc.	600	13,752
#*Greene Bancshares, Inc.	302	1,250

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Greenhill & Co., Inc.	300	$25,869
*Greenlight Capital Re, Ltd.	1,000	18,660
*Grubb & Ellis Co.	500	745
*Guaranty Bancorp	1,300	1,703
*Hallmark Financial Services, Inc.	400	3,068
Hancock Holding Co.	600	21,762
*Hanmi Financial Corp.	1,100	1,683
Hanover Insurance Group, Inc.	1,300	54,678
Harleysville Group, Inc.	500	15,665
Harleysville National Corp.	600	3,456
*Harris & Harris Group, Inc.	600	2,574
#Hartford Financial Services Group, Inc.	1,400	34,328
HCC Insurance Holdings, Inc.	2,500	65,975
#Heartland Financial USA, Inc.	684	8,783
*Heritage Commerce Corp.	200	528
*HFF, Inc.	200	1,100
*Hilltop Holdings, Inc.	2,000	23,680
Home Bancshares, Inc.	500	10,815
Home Federal Bancorp, Inc.	754	8,709
Hudson City Bancorp, Inc.	3,000	39,420
Huntington Bancshares, Inc.	2,000	7,620
IBERIABANK Corp.	500	21,655
Independence Holding Co.	300	1,665
#Independent Bank Corp. (453836108)	200	4,254
#Independent Bank Corp. (453838104)	400	472
Integra Bank Corp.	800	688
#*IntercontinentalExchange, Inc.	200	20,038
*International Assets Holding Corp.	300	5,397
#International Bancshares Corp.	1,400	20,790
#*Intervest Bancshares Corp.	200	662
Invesco, Ltd.	738	15,609
*Investment Technology Group, Inc.	1,400	30,198
*Investors Bancorp, Inc.	1,669	18,092
#Janus Capital Group, Inc.	2,900	38,048
#*Jefferies Group, Inc.	4,700	122,670
#Jones Lang LaSalle, Inc.	1,200	56,220
JPMorgan Chase & Co.	54,108	2,260,091
Kearny Financial Corp.	1,083	10,668
#KeyCorp.	3,000	16,170
K-Fed Bancorp	400	3,572
#Lakeland Bancorp, Inc.	1,100	6,688
Lakeland Financial Corp.	300	6,171
Legacy Bancorp, Inc.	400	3,824
#Legg Mason, Inc.	1,400	40,754
*Leucadia National Corp.	4,300	96,621
Lincoln National Corp.	3,200	76,256
Loews Corp.	400	13,240
*Louisiana Bancorp, Inc.	100	1,428
#M&T Bank Corp.	3,500	219,975
*Macatawa Bank Corp.	700	1,344
MainSource Financial Group, Inc.	500	2,915
#*Markel Corp.	100	32,270
*MarketAxess Holdings, Inc.	1,000	11,880
#Marsh & McLennan Cos., Inc.	2,500	58,650
#*Maui Land & Pineapple Co., Inc.	200	1,228
MB Financial, Inc.	900	16,092
*MBIA, Inc.	6,900	28,014
*MCG Capital Corp.	3,500	13,965
Meadowbrook Insurance Group, Inc.	897	6,037
Mercury General Corp.	1,100	40,106
*Meridian Interstate Bancorp, Inc.	200	1,720

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MetLife, Inc.	5,005	$170,320
*MF Global, Ltd.	1,800	12,816
#*Midwest Banc Holdings, Inc.	1,100	550
#Moody’s Corp.	1,300	30,784
Morgan Stanley	12,900	414,348
*Nara Bancorp, Inc.	600	4,416
*NASDAQ OMX Group, Inc. (The)	1,400	25,284
*National Financial Partners Corp.	1,900	15,485
National Interstate Corp.	700	12,677
National Penn Bancshares, Inc.	2,200	12,364
*Navigators Group, Inc.	200	10,614
NBT Bancorp, Inc.	800	17,440
*Nelnet, Inc. Class A	1,000	14,030
New Westfield Financial, Inc.	700	5,635
#New York Community Bancorp, Inc.	4,500	48,600
NewAlliance Bancshares, Inc.	3,800	42,104
*NewStar Financial, Inc.	1,200	3,012
Northeast Community Bancorp, Inc.	436	2,921
Northern Trust Corp.	639	32,110
#Northfield Bancorp, Inc.	1,600	19,888
Northwest Bancorp, Inc.	1,700	37,400
NYSE Euronext, Inc.	7,500	193,875
*Ocwen Financial Corp.	2,400	26,232
Old National Bancorp	1,100	11,407
Old Republic International Corp.	5,800	61,944
#Old Second Bancorp, Inc.	300	1,605
OneBeacon Insurance Group, Ltd.	1,000	11,920
optionsXpress Holdings, Inc.	2,200	34,386
Oriental Financial Group, Inc.	800	8,520
Oritani Financial Corp.	600	7,686
#Pacific Capital Bancorp	400	516
#PacWest Bancorp.	400	6,792
#Park National Corp.	200	11,616
PartnerRe, Ltd.	1,200	91,776
#*Penson Worldwide, Inc.	1,100	10,725
Peoples Bancorp, Inc.	300	3,222
#People’s United Financial, Inc.	1,000	16,030
#*PHH Corp,	2,700	43,632
#*Phoenix Cos., Inc. (The)	4,400	13,992
*PICO Holdings, Inc.	600	20,364
*Pinnacle Financial Partners, Inc.	400	5,080
#*PMI Group, Inc. (The)	3,800	9,196
PNC Financial Services Group, Inc.	7,100	347,474
#*Portfolio Recovery Associates, Inc.	400	18,456
#Principal Financial Group, Inc.	1,100	27,544
PrivateBancorp, Inc.	2,100	19,173
*ProAssurance Corp.	1,100	55,308
*Progressive Corp.	1,900	30,400
#Prosperity Bancshares, Inc.	1,400	50,106
Protective Life Corp.	1,900	36,575
Provident Financial Holdings, Inc.	2	14
Provident Financial Services, Inc.	400	4,300
Provident New York Bancorp	600	5,118
Prudential Financial, Inc.	4,600	208,058
#Radian Group, Inc.	2,700	15,633
#Raymond James Financial, Inc.	700	16,527
Regions Financial Corp.	14,600	70,664
Reinsurance Group of America, Inc.	2,173	100,175
RenaissanceRe Holdings, Ltd.	600	31,500
Renasant Corp.	500	7,320
RLI Corp.	300	15,000

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Rockville Financial, Inc.	100	$1,035
#*Rodman & Renshaw Capital Group, Inc.	500	2,140
Roma Financial Corp.	1,100	13,629
Rome Bancorp, Inc.	100	838
#S&T Bancorp, Inc.	500	7,875
S.Y. Bancorp, Inc.	400	8,940
Safety Insurance Group, Inc.	500	16,735
Sanders Morris Harris Group, Inc.	500	2,905
Sandy Spring Bancorp, Inc.	800	9,248
SCBT Financial Corp.	600	15,522
*Seabright Insurance Holdings	600	6,708
Seacoast Banking Corp. of Florida	300	447
SEI Investments Co.	300	5,241
Selective Insurance Group, Inc.	1,342	20,559
#Sierra Bancorp	500	4,365
*Signature Bank	700	22,092
#Simmons First National Corp. Class A	600	17,556
*SLM Corp.	3,300	32,010
Smithtown Bancorp, Inc.	100	1,035
South Financial Group, Inc.	2,000	1,600
#Southside Bancshares, Inc.	715	14,865
Southwest Bancorp, Inc.	500	4,920
#*St. Joe Co. (The)	1,900	45,486
#*StanCorp Financial Group, Inc.	500	18,355
State Auto Financial Corp.	600	9,756
State Bancorp, Inc.	300	2,292
State Street Corp.	4,000	167,920
StellarOne Corp.	714	7,576
Sterling Bancorp	400	2,692
Sterling Bancshares, Inc.	2,700	15,039
#*Sterling Financial Corp.	700	560
*Stewart Information Services Corp.	300	2,682
*Stifel Financial Corp.	450	23,382
Student Loan Corp.	700	29,435
#Suffolk Bancorp	200	5,592
*Sun Bancorp, Inc.	992	4,028
#SunTrust Banks, Inc.	1,000	19,110
Susquehanna Bancshares, Inc.	2,400	13,224
#*SVB Financial Group	1,100	45,375
SWS Group, Inc.	700	9,366
#*Synovus Financial Corp.	3,100	6,882
T. Rowe Price Group, Inc.	500	24,365
#*Taylor Capital Group, Inc.	200	1,140
#TCF Financial Corp.	2,600	30,758
*TD Ameritrade Holding Corp.	1,400	27,020
*Tejon Ranch Co.	600	15,636
•#Teton Advisors, Inc.	2	—
#*Texas Capital Bancshares, Inc.	1,100	16,027
*Thomas Weisel Partners Group, Inc.	1,300	5,889
#Tompkins Financial Corp.	200	8,674
#Torchmark Corp.	500	20,300
Tower Group, Inc.	1,400	34,412
#TowneBank	600	6,924
*TradeStation Group, Inc.	1,500	11,580
Transatlantic Holdings, Inc.	1,300	65,650
Travelers Cos., Inc. (The)	5,400	268,866
*Tree.com, Inc.	473	3,694
#TrustCo Bank Corp.	1,200	7,140
#Trustmark Corp.	1,900	36,005
#U.S. Bancorp	4,000	92,880
#UCBH Holdings, Inc.	2,800	2,744

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
UMB Financial Corp.	800	$31,816
#Umpqua Holdings Corp.	1,600	15,856
Union Bankshares Corp.	300	3,696
#United Bankshares, Inc.	600	10,710
*United Community Banks, Inc.	1,138	4,620
United Financial Bancorp, Inc.	516	6,631
United Fire & Casualty Co.	500	8,740
#*United Security Bancshares	312	780
United Western Bancorp, Inc.	100	367
Unitrin, Inc.	1,500	29,400
Univest Corp. of Pennsylvania	300	5,769
Unum Group	11,100	221,445
#Valley National Bancorp	2,215	29,415
ViewPoint Financial Group	800	10,720
*Virginia Commerce Bancorp, Inc.	440	1,769
#W. R. Berkley Corp.	1,400	34,608
#Waddell & Reed Financial, Inc.	300	8,418
Washington Federal, Inc.	4,100	70,315
Washington Trust Bancorp, Inc.	600	9,012
*Waterstone Financial, Inc.	500	1,705
Webster Financial Corp.	1,400	15,834
Wells Fargo & Co.	22,174	610,228
WesBanco, Inc.	600	8,490
West Bancorporation	300	1,320
West Coast Bancorp	200	462
#Westamerica Bancorporation	500	23,900
#*Western Alliance Bancorp	900	3,915
White Mountains Insurance Group, Ltd.	100	31,017
Whitney Holding Corp.	700	5,621
#Wilmington Trust Corp.	1,400	16,870
#Wilshire Bancorp, Inc.	1,500	10,560
#Wintrust Financial Corp.	325	9,168
#*World Acceptance Corp.	700	17,563
Yadkin Valley Financial Corp.	200	736
Zenith National Insurance Corp.	1,000	28,530
#Zions Bancorporation	3,000	42,480

Total Financials		15,173,285

Health Care — (3.3%)
*Abaxis, Inc.	500	11,410
#*ABIOMED, Inc.	300	2,715
*Accelrys, Inc.	1,200	6,516
*Accuray, Inc.	1,400	8,078
#*Affymetrix, Inc.	2,400	12,552
*Align Technology, Inc.	1,800	28,296
#*Allscripts-Misys Healthcare Solutions, Inc.	1,800	35,100
*Alphatec Holdings, Inc.	2,100	10,038
*American Dental Partners, Inc.	700	8,323
AmerisourceBergen Corp.	1,400	31,010
*AMN Healthcare Services, Inc.	800	6,656
Analogic Corp.	600	22,404
*AngioDynamics, Inc.	800	12,080
*ArthroCare Corp.	300	5,700
*Aspect Medical Systems, Inc.	400	4,792
#*athenahealth, Inc.	500	18,805
#*ATS Medical, Inc.	1,700	4,573
Bard (C.R.), Inc.	200	15,014
Beckman Coulter, Inc.	500	32,165
Becton Dickinson & Co.	400	27,344
*BioClinica, Inc.	600	2,676
*BMP Sunstone Corp.	1,900	6,916

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Boston Scientific Corp.	23,500	$190,820
*Bruker BioSciences Corp.	1,000	10,840
*Caliper Life Sciences, Inc.	2,100	4,641
*Cambrex Corp.	700	4,200
*Candela Corp.	200	622
*Cantel Medical Corp.	600	9,636
Cardinal Health, Inc.	3,900	110,526
*Cardiovascular Systems, Inc.	500	2,445
*CareFusion Corp.	1,950	43,621
*Celera Corp.	1,200	7,428
#*Cepheid, Inc.	300	3,981
#*Cerner Corp.	400	30,416
#*Charles River Laboratories International, Inc.	800	29,216
*CombiMatrix Corp.	300	1,905
Computer Programs & Systems, Inc.	100	4,224
*CONMED Corp.	400	8,476
*Corvel Corp.	600	17,100
#*Covance, Inc.	100	5,168
*Cross Country Healthcare, Inc.	400	3,304
*CryoLife, Inc.	750	4,500
*Cutera, Inc.	600	5,406
*Cynosure, Inc.	200	2,004
#*Cytori Therapeutics, Inc.	1,300	4,277
#DENTSPLY International, Inc.	200	6,592
*Digirad Corp.	900	2,205
*Dionex Corp.	200	13,576
#*Eclipsys Corp.	1,500	28,125
*Edwards Lifesciences Corp.	200	15,388
*Endologix, Inc.	1,300	6,188
*eResearch Technology, Inc.	1,600	11,840
#*ev3, Inc.	3,400	40,052
*Exactech, Inc.	500	7,500
*Express Scripts, Inc.	411	32,847
*Genomic Health, Inc.	300	5,571
*Gen-Probe, Inc.	900	37,548
#*Greatbatch, Inc.	600	11,802
*Haemonetics Corp.	300	15,450
*Hansen Medical, Inc.	600	1,536
*Harvard Bioscience, Inc.	600	2,172
*HEALTHSOUTH Corp.	209	3,053
*HealthStream, Inc.	1,033	3,967
*Henry Schein, Inc.	1,300	68,679
Hill-Rom Holdings, Inc.	2,224	43,568
*HMS Holdings Corp.	400	17,172
*Home Diagnostics, Inc.	800	5,000
*ICU Medical, Inc.	200	7,000
*IDEXX Laboratories, Inc.	300	15,336
*I-Flow Corp.	1,300	16,406
#*Illumina, Inc.	450	14,445
*Immucor, Inc.	200	3,576
IMS Health, Inc.	300	4,917
*Integra LifeSciences Holdings Corp.	500	15,270
*Intuitive Surgical, Inc.	200	49,270
#Invacare Corp.	1,100	24,673
*InVentiv Health, Inc.	400	6,792
*IRIS International, Inc.	300	3,042
*Kendle International, Inc.	200	3,376
*Kensey Nash Corp.	500	11,955
*Kinetic Concepts, Inc.	2,000	66,380
*Laboratory Corp. of America Holdings	300	20,667
*Life Technologies Corp.	1,032	48,679

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Martek Biosciences Corp.	900	$16,164
McKesson Corp.	1,600	93,968
*MedAssets, Inc.	550	12,067
*Medco Health Solutions, Inc.	1,300	72,956
*Medical Action Industries, Inc.	700	7,658
*MEDTOX Scientific, Inc.	200	1,996
Medtronic, Inc.	3,100	110,670
Meridian Bioscience, Inc.	500	11,095
*Merit Medical Systems, Inc.	800	13,584
*Metabolix, Inc.	500	5,070
#*Mettler Toledo International, Inc.	100	9,750
*Micrus Endovascular Corp.	400	4,728
#*Millipore Corp.	100	6,701
*MWI Veterinary Supply, Inc.	300	10,620
*Natus Medical, Inc.	700	9,723
*Neurometrix, Inc.	700	1,820
#*NuVasive, Inc.	200	7,258
*NxStage Medical, Inc.	1,100	6,138
*Odyssey Healthcare, Inc.	1,100	15,334
Omnicare, Inc.	2,500	54,175
*Omnicell, Inc.	1,400	13,776
*OraSure Technologies, Inc.	1,500	4,890
*Orthovita, Inc.	1,900	6,650
*Osteotech, Inc.	600	2,592
*Palomar Medical Technologies, Inc.	900	9,144
*Parexel International Corp.	1,600	20,032
#*Patterson Cos., Inc.	200	5,106
*PDI, Inc.	300	1,506
PerkinElmer, Inc.	5,400	100,494
Pharmaceutical Products Development Service, Inc.	200	4,310
*Phase Forward, Inc.	800	10,488
*Providence Service Corp.	600	7,476
#*PSS World Medical, Inc.	800	16,176
#Quality Systems, Inc.	300	18,306
Quest Diagnostics, Inc.	500	27,965
#*Quidel Corp.	300	4,290
*Regeneration Technologies, Inc.	2,800	10,976
*RehabCare Group, Inc.	600	11,250
*ResMed, Inc.	100	4,921
*SenoRx, Inc.	600	2,376
#*Sequenom, Inc.	622	1,717
*Sirona Dental Systems, Inc.	2,100	56,511
*Somanetics Corp.	300	4,485
*SonoSite, Inc.	400	9,916
*Spectranetics Corp.	1,000	5,700
*St. Jude Medical, Inc.	600	20,448
*Staar Surgical Co.	600	2,316
#Steris Corp.	900	26,334
Stryker Corp.	1,100	50,600
#*SurModics, Inc.	200	5,122
*Symmetry Medical, Inc.	1,100	8,800
#Techne Corp.	400	25,004
Teleflex, Inc.	1,400	69,650
*Thermo Fisher Scientific, Inc.	7,286	327,870
#*Thoratec Corp.	600	15,756
*Universal American Corp.	1,900	19,000
#*Varian Medical Systems, Inc.	500	20,490
*Varian, Inc.	900	46,080
*Vascular Solutions, Inc.	712	5,497
*Vital Images, Inc.	600	6,846
*Waters Corp.	400	22,972

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
West Pharmaceutical Services, Inc.	800	$31,576
*Wright Medical Group, Inc.	400	6,500
Young Innovations, Inc.	300	7,095
*Zimmer Holdings, Inc.	1,800	94,626
*Zoll Medical Corp.	900	17,478

Total Health Care		3,172,122

Industrials — (9.8%)
*3D Systems Corp.	795	7,012
3M Co.	1,400	102,998
A.O. Smith Corp.	700	27,741
AAON, Inc.	800	14,408
*Acacia Technologies Group	700	5,320
*ACCO Brands Corp.	800	4,848
#Actuant Corp.	1,500	23,415
Administaff, Inc.	700	17,374
*Advisory Board Co. (The)	100	2,464
#*AGCO Corp.	2,345	65,918
*Air Transport Services Group, Inc.	2,900	7,511
Aircastle, Ltd.	2,600	20,592
#*AirTran Holdings, Inc.	2,700	11,421
Alamo Group, Inc.	100	1,370
*Alaska Air Group, Inc.	700	18,004
Albany International Corp.	1,200	19,992
#Alexander & Baldwin, Inc.	1,900	54,777
*Altra Holdings, Inc.	800	7,016
#*Amerco, Inc.	900	38,043
#*American Commercial Lines, Inc.	600	12,870
American Ecology Corp.	400	6,648
American Railcar Industries, Inc.	200	2,000
*American Reprographics Co.	2,100	12,600
American Science & Engineering, Inc.	200	13,224
#*American Superconductor Corp.	900	30,168
American Woodmark Corp.	600	11,802
Ameron International Corp.	200	11,796
Ametek, Inc.	200	6,978
Ampco-Pittsburgh Corp.	300	8,070
*APAC Customer Services, Inc.	1,300	8,385
#Apogee Enterprises, Inc.	1,000	13,240
Applied Industrial Technologies, Inc.	1,900	38,437
*Argan, Inc.	300	3,705
Arkansas Best Corp.	900	23,238
#*Astec Industries, Inc.	800	18,400
*ATC Technology Corp.	1,000	20,900
*Atlas Air Worldwide Holdings, Inc.	900	23,661
Avery Dennison Corp.	900	32,085
#*Avis Budget Group, Inc.	1,300	10,920
#*AZZ, Inc.	400	13,704
B.F. Goodrich Co.	200	10,870
#Badger Meter, Inc.	300	11,181
*Baker (Michael) Corp.	200	7,140
#Baldor Electric Co.	2,100	54,285
#Barnes Group, Inc.	1,600	25,360
Barrett Business Services, Inc.	400	4,640
#*BE Aerospace, Inc.	800	14,184
*Beacon Roofing Supply, Inc.	1,400	20,104
Belden, Inc.	2,500	57,375
#*Blount International, Inc.	1,100	9,944
#*BlueLinx Holdings, Inc.	1,500	4,395
*Bowne & Co., Inc.	800	5,224
Brady Co. Class A	1,400	37,912

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Briggs & Stratton Corp.	1,400	$26,180
Brink’s Co. (The)	1,400	33,222
*BTU International, Inc.	400	2,032
Bucyrus International, Inc.	2,000	88,840
*Builders FirstSource, Inc.	1,800	7,002
Burlington Northern Santa Fe Corp.	4,150	312,578
#C.H. Robinson Worldwide, Inc.	400	22,044
*CAI International, Inc.	600	4,500
Carlisle Cos., Inc.	2,200	68,288
Cascade Corp.	200	4,968
*Casella Waste Systems, Inc.	1,100	3,069
*CBIZ, Inc.	900	6,336
CDI Corp.	1,000	12,180
*CECO Environmental Corp.	500	1,865
*Celadon Group, Inc.	900	8,784
#*Cenveo, Inc.	1,400	9,912
*Chart Industries, Inc.	1,000	19,770
*Chase Corp.	400	4,800
Cintas Corp.	900	24,921
CIRCOR International, Inc.	600	16,350
#CLAROC, Inc.	400	11,772
*Clean Harbors, Inc.	300	16,935
*Columbus McKinnon Corp.	800	13,240
#Comfort Systems USA, Inc.	1,000	10,900
*Commercial Vehicle Group, Inc.	500	2,365
*COMSYS IT Partners, Inc.	700	4,795
*Consolidated Graphics, Inc.	300	6,018
#*Continental Airlines, Inc.	900	10,350
Con-way, Inc.	1,072	35,365
#Cooper Industries P.L.C.	2,200	85,118
*Copart, Inc.	150	4,826
*Cornell Cos., Inc.	800	18,272
Corporate Executive Board Co.	200	4,802
#*Corrections Corp. of America	5,400	129,276
#*CoStar Group, Inc.	300	11,646
Courier Corp.	300	4,449
#*Covanta Holding Corp.	1,400	24,052
*Covenant Transportation Group, Inc.	500	2,520
#*CRA International, Inc.	200	4,950
#Crane Co.	2,200	61,270
CSX Corp.	6,600	278,388
Cummins, Inc.	3,100	133,486
#Danaher Corp.	1,900	129,637
Deere & Co.	1,100	50,105
#Donaldson Co., Inc.	600	21,402
Dover Corp.	2,500	94,200
#Dun & Bradstreet Corp. (The)	200	15,312
*DXP Enterprises, Inc.	600	6,888
*Dycom Industries, Inc.	1,400	13,832
*Dynamex, Inc.	300	5,559
Dynamic Materials Corp.	200	3,856
#*Eagle Bulk Shipping, Inc.	700	3,318
Eaton Corp.	1,800	108,810
*EMCOR Group, Inc.	2,300	54,326
Emerson Electric Co.	1,950	73,612
#Encore Wire Corp.	800	16,600
#*Ener1, Inc.	3,200	15,968
#*Energy Conversion Devices, Inc.	600	6,462
*EnerNOC, Inc.	300	8,619
*EnerSys, Inc.	1,700	37,570
Ennis, Inc.	800	12,120

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*EnPro Industries, Inc.	650	$14,677
Equifax, Inc.	2,500	68,450
#*Evergreen Solar, Inc.	1,100	1,595
#Expeditors International of Washington, Inc.	700	22,554
*Exponent, Inc.	400	10,404
*ExpressJet Holdings, Inc.	800	2,400
Fastenal Co.	700	24,150
Federal Signal Corp.	2,200	13,508
FedEx Corp.	4,488	326,233
*First Solar, Inc.	100	12,193
*Flanders Corp.	1,100	5,544
#Forward Air Corp.	1,100	23,474
*Franklin Covey Co.	800	4,176
Franklin Electric Co., Inc.	200	5,456
#Freightcar America, Inc.	400	9,432
*FTI Consulting, Inc.	1,000	40,810
#*Fuel Tech, Inc.	700	8,099
#*FuelCell Energy, Inc.	500	1,665
*Furmanite Corp.	600	2,148
G & K Services, Inc. Class A	300	6,645
*Gardner Denver Machinery, Inc.	1,800	64,638
GATX Corp.	2,200	59,796
#*Genco Shipping & Trading, Ltd.	1,100	21,879
*General Cable Corp.	1,400	43,596
General Electric Co.	17,200	245,272
#*Genesee & Wyoming, Inc.	300	8,703
*GEO Group, Inc. (The)	800	16,920
*Gibraltar Industries, Inc.	1,300	14,066
#Gorman-Rupp Co. (The)	350	8,642
*GP Strategies Corp.	600	4,224
Graco, Inc.	200	5,508
*Graftech International, Ltd.	2,100	28,350
Graham Corp.	300	4,251
Granite Construction, Inc.	400	11,424
Great Lakes Dredge & Dock Corp.	2,100	12,873
*Greenbrier Cos., Inc.	900	7,992
*H&E Equipment Services, Inc.	1,100	11,660
Hardinge, Inc.	200	1,050
Harsco Corp.	3,700	116,513
*Hawaiian Holdings, Inc.	1,200	8,508
Healthcare Services Group, Inc.	700	13,825
#Heartland Express, Inc.	900	12,240
HEICO Corp.	300	11,409
HEICO Corp. Class A	500	15,430
Heidrick & Struggles International, Inc.	200	5,472
Herman Miller, Inc.	900	13,905
#*Hertz Global Holdings, Inc.	9,900	92,169
#*Hexcel Corp.	3,400	37,400
*Hill International, Inc.	600	4,032
HNI Corp.	1,600	42,112
Honeywell International, Inc.	2,050	73,574
Horizon Lines, Inc.	1,000	5,250
Houston Wire & Cable Co.	900	10,881
*Hub Group, Inc. Class A	300	7,458
#Hubbell, Inc. Class B	1,900	80,807
*Hudson Highland Group, Inc.	1,200	3,888
*Hurco Cos., Inc.	300	4,770
*Huron Consulting Group, Inc.	200	4,640
*ICF International, Inc.	500	14,325
*ICT Group, Inc.	600	9,510
IDEX Corp.	2,200	62,546

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*IHS, Inc.	150	$7,764
Illinois Tool Works, Inc.	1,250	57,400
#Ingersoll-Rand P.L.C.	69	2,180
Insteel Industries, Inc.	800	8,896
*Integrated Electrical Services, Inc.	200	1,316
Interface, Inc. Class A	3,100	24,056
#*Interline Brands, Inc.	1,100	16,060
*Intersections, Inc.	500	2,850
#*Iron Mountain, Inc.	900	21,987
#J.B. Hunt Transport Services, Inc.	900	27,054
#*Jacobs Engineering Group, Inc.	1,800	76,122
*JetBlue Airways Corp.	8,300	41,168
John Bean Technologies Corp.	700	11,494
#Joy Global, Inc.	700	35,287
*Kadant, Inc.	300	3,867
Kaman Corp. Class A	300	6,198
#*Kansas City Southern	1,200	29,076
#Kaydon Corp.	900	31,491
*Kelly Services, Inc. Class A	1,100	12,188
Kennametal, Inc.	2,300	54,188
*Key Technology, Inc.	200	2,170
*Kforce, Inc.	1,200	14,076
Kimball International, Inc. Class B	600	4,500
#*Kirby Corp.	2,100	70,980
Knight Transportation, Inc.	3,200	51,328
*Korn/Ferry International	1,900	30,324
Landstar System, Inc.	200	7,048
*Layne Christensen Co.	700	18,130
#Lennox International, Inc.	500	16,835
Lincoln Electric Holdings, Inc.	1,100	52,184
#Lindsay Corp.	400	13,132
LSI Industries, Inc.	600	4,194
*Lydall, Inc.	800	4,000
#Manpower, Inc.	1,000	47,410
*Marten Transport, Ltd.	700	12,278
#Masco Corp.	2,100	24,675
*Mastec, Inc.	2,700	31,860
*McDermott International, Inc.	600	13,338
McGrath Rentcorp	800	15,800
*Metalico, Inc.	1,300	5,252
#*Middleby Corp.	719	32,578
*Miller Industries, Inc.	500	5,025
#Mine Safety Appliances Co.	1,000	25,490
#*Mobile Mini, Inc.	900	13,050
#*Monster Worldwide, Inc.	4,900	71,148
MSC Industrial Direct Co., Inc. Class A	600	25,830
Mueller Industries, Inc.	1,700	40,222
Mueller Water Products, Inc.	2,800	12,544
Multi-Color Corp.	400	5,308
NACCO Industries, Inc. Class A	200	11,920
*Navigant Consulting, Inc.	800	11,392
*NCI Building Systems, Inc.	400	784
*NN, Inc.	700	3,115
Nordson Corp.	450	23,746
Norfolk Southern Corp.	6,600	307,692
*North American Galvanizing & Coating, Inc.	900	4,518
*Northwest Pipe Co.	300	9,030
*On Assignment, Inc.	800	4,832
*Orion Marine Group, Inc.	500	9,520
#Otter Tail Corp.	1,100	25,586
#*Owens Corning, Inc.	400	8,844

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*P.A.M. Transportation Services, Inc.	300	$2,328
#Paccar, Inc.	2,000	74,820
*Pacer International, Inc.	1,500	4,290
Parker Hannifin Corp.	800	42,368
*Park-Ohio Holdings Corp.	200	1,244
Pentair, Inc.	3,500	101,850
*PGT, Inc.	700	1,729
*Pinnacle Airlines Corp.	800	4,824
Pitney Bowes, Inc.	400	9,800
*PMFG, Inc.	400	5,788
Portec Rail Products, Inc.	400	3,484
*Powell Industries, Inc.	400	14,712
#*Power-One, Inc.	1,200	3,300
*PowerSecure International, Inc.	800	6,656
Precision Castparts Corp.	800	76,304
*PRG-Schultz International, Inc.	600	3,108
*Quality Distribution, Inc.	289	1,081
Quanex Building Products Corp.	500	7,435
*Quanta Services, Inc.	3,500	74,200
#*Quixote Corp.	300	618
R. R. Donnelley & Sons Co.	7,400	148,592
#Raven Industries, Inc.	300	7,410
*RBC Bearings, Inc.	500	10,755
#Regal-Beloit Corp.	1,200	56,256
Republic Services, Inc.	4,160	107,786
*Resources Connection, Inc.	1,100	18,997
Robbins & Myers, Inc.	1,000	23,200
#Robert Half International, Inc.	600	13,920
Rockwell Automation, Inc.	500	20,475
#Rollins, Inc.	900	16,272
#Roper Industries, Inc.	500	25,275
*RSC Holdings, Inc.	600	4,044
*Rush Enterprises, Inc. Class A	600	6,552
#Ryder System, Inc.	1,600	64,880
*Sauer-Danfoss, Inc.	700	5,040
Schawk, Inc.	200	1,964
*Shaw Group, Inc.	1,900	48,754
*SIFCO Industries, Inc.	100	1,335
Simpson Manufacturing Co., Inc.	700	16,373
SkyWest, Inc.	1,600	22,352
Southwest Airlines Co.	11,400	95,760
*Spire Corp.	400	1,876
#*Spirit AeroSystems Holdings, Inc. Class A	2,800	44,576
#SPX Corp.	1,300	68,614
Standard Register Co.	400	1,908
Standex International Corp.	300	5,274
Steelcase, Inc. Class A	2,100	12,117
#*Stericycle, Inc.	400	20,948
#Sun Hydraulics, Inc.	500	9,530
#*SunPower Corp. Class B	192	4,159
*Sykes Enterprises, Inc.	2,200	52,228
*Sypris Solutions, Inc.	600	1,860
TAL International Group, Inc.	900	10,674
*Taser International, Inc.	2,000	8,180
*Team, Inc.	500	8,115
*Tecumseh Products Co. Class A	200	2,090
Tennant Co.	200	5,332
*Terex Corp.	200	4,044
*Tetra Tech, Inc.	500	12,865
#Textainer Group Holdings, Ltd.	1,500	22,590
*Thomas & Betts Corp.	1,700	58,157

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Timken Co.	5,197	$114,490
Titan International, Inc.	1,075	9,030
Toro Co.	700	25,914
*Trailer Bridge, Inc.	400	1,608
*TRC Cos., Inc.	600	1,902
*Trex Co., Inc.	400	6,364
#Trinity Industries, Inc.	2,000	33,760
*TrueBlue, Inc.	1,400	16,940
#*Tutor Perini Corp.	1,500	26,475
Twin Disc, Inc.	400	3,756
*UAL Corp.	1,400	9,114
*Ultralife Corp.	400	1,464
Union Pacific Corp.	6,294	347,051
United Parcel Service, Inc.	1,400	75,152
*United Stationers, Inc.	600	28,284
United Technologies Corp.	2,577	158,357
Universal Forest Products, Inc.	400	14,272
Universal Truckload Services, Inc.	200	3,288
*URS Corp.	2,400	93,264
*USA Truck, Inc.	100	1,123
#*USG Corp.	3,900	51,246
Viad Corp.	500	8,750
*Vicor Corp.	1,000	6,820
*Volt Information Sciences, Inc.	300	2,433
W.W. Grainger, Inc.	100	9,373
Wabtec Corp.	400	14,704
*Waste Connections, Inc.	800	25,144
#Waste Management, Inc.	2,940	87,847
Watsco, Inc. Class A	400	20,488
Watson Wyatt Worldwide, Inc.	400	17,432
Watts Water Technologies, Inc.	600	16,950
#Werner Enterprises, Inc.	1,200	22,500
*WESCO International, Inc.	1,400	35,784
Woodward Governor Co.	1,800	42,318

Total Industrials		9,498,217

Information Technology — (12.6%)
*3Com Corp.	11,400	58,596
*Accenture, Ltd.	700	25,956
#*ACI Worldwide, Inc.	900	14,481
*Acme Packet, Inc.	700	6,853
*Acorn Energy, Inc.	500	3,495
*Actel Corp.	1,200	14,304
*ActivIdentity Corp.	800	1,816
*Activision Blizzard, Inc.	17,500	189,525
*Actuate Corp.	800	4,008
*Acxiom Corp.	2,800	32,144
*Adaptec, Inc.	3,400	10,846
*ADC Telecommunications, Inc.	1,400	9,086
*Adobe Systems, Inc.	1,450	47,763
#Adtran, Inc.	1,300	29,952
*Advanced Analogic Technologies, Inc.	2,100	6,615
*Advanced Energy Industries, Inc.	1,700	20,757
#*Advanced Micro Devices, Inc.	6,500	29,900
#*Advent Software, Inc.	400	15,288
*Affiliated Computer Services, Inc. Class A	1,200	62,508
*Agilent Technologies, Inc.	4,600	113,804
Agilysys, Inc.	300	1,413
#*Akamai Technologies, Inc.	3,100	68,200
*Alliance Data Systems Corp.	200	10,996
Altera Corp.	400	7,916

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Amdocs, Ltd.	1,400	$35,280
American Software, Inc. Class A	1,150	7,475
#*Amkor Technology, Inc.	3,000	16,530
Amphenol Corp.	600	24,072
*Amtech Systems, Inc.	400	2,160
*Anadigics, Inc.	2,100	6,741
Analog Devices, Inc.	900	23,067
#*Anixter International, Inc.	1,200	50,220
#*Ansys, Inc.	300	12,174
*Apple, Inc.	1,800	339,300
Applied Materials, Inc.	6,800	82,960
*Applied Micro Circuits Corp.	1,800	14,076
*ArcSight, Inc.	400	9,888
#*Ariba, Inc.	3,100	36,642
#*Arris Group, Inc.	4,800	49,248
*Arrow Electronics, Inc.	3,500	88,690
*Art Technology Group, Inc.	2,000	8,240
*Aspen Technology, Inc.	600	6,300
#*Atheros Communications, Inc.	800	19,696
*Atmel Corp.	16,700	62,124
#*ATMI, Inc.	1,100	16,665
*Autodesk, Inc.	800	19,944
Automatic Data Processing, Inc.	900	35,820
*Avid Technology, Inc.	1,300	16,419
*Avnet, Inc.	1,500	37,170
*Avocent Corp.	700	17,409
AVX Corp.	7,900	89,428
Bel Fuse, Inc. Class B	400	7,240
*Bell Microproducts, Inc.	800	2,336
*Benchmark Electronics, Inc.	3,000	50,400
*BigBand Networks, Inc.	2,100	7,770
Black Box Corp.	300	7,953
*Blackboard, Inc.	300	10,641
*Blue Coat Systems, Inc.	1,000	22,280
*BMC Software, Inc.	1,350	50,166
*Bottomline Technologies, Inc.	1,100	16,148
*Brightpoint, Inc.	2,900	21,373
#*Broadcom Corp.	1,700	45,237
*Brocade Communications Systems, Inc.	9,300	79,794
*Brooks Automation, Inc.	300	2,064
CA, Inc.	2,600	54,392
#*Cabot Microelectronics Corp.	800	25,584
*Cadence Design Systems, Inc.	2,400	14,664
*CalAmp Corp.	800	2,488
*California Micro Devices Corp.	800	2,392
*Callidus Software, Inc.	1,300	3,965
Cass Information Systems, Inc.	400	11,892
*Cavium Networks, Inc.	700	13,272
*CEVA, Inc.	600	6,078
*Checkpoint Systems, Inc.	1,400	18,998
*Chordiant Software, Inc.	1,000	3,480
*Ciber, Inc.	700	2,254
#*Ciena Corp.	3,200	37,536
*Cirrus Logic, Inc.	3,500	16,940
*Cisco Sytems, Inc.	14,200	324,470
#*Citrix Systems, Inc.	300	11,028
#Cognex Corp.	1,400	22,526
*Cognizant Technology Solutions Corp.	600	23,190
#*Coherent, Inc.	600	15,078
Cohu, Inc.	1,000	11,380
#*CommScope, Inc.	1,000	27,020

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Communications Systems, Inc.	400	$4,392
#*Computer Sciences Corp.	2,300	116,633
#*Compuware Corp.	2,600	18,356
*Comverge, Inc.	500	5,705
*Concur Technologies, Inc.	600	21,384
*Conexant Systems, Inc.	1,900	5,206
#*Constant Contact, Inc.	500	8,285
*Convergys Corp.	5,500	59,675
Corning, Inc.	12,100	176,781
*Cray, Inc.	1,900	14,174
*Cree, Inc.	2,000	84,200
*CSG Systems International, Inc.	400	6,536
*CyberSource Corp.	2,500	40,950
#*Cymer, Inc.	1,000	34,240
*Cypress Semiconductor Corp.	1,500	12,645
Daktronics, Inc.	200	1,504
*Datalink Corp.	600	2,388
*DDi Corp.	1,000	4,050
*DealerTrack Holdings, Inc.	1,400	23,072
*Dell, Inc.	2,300	33,327
*Deltek, Inc.	800	5,720
*DG FastChannel, Inc.	700	14,679
Diebold, Inc.	1,500	45,360
*Digi International, Inc.	700	5,565
*Digital River, Inc.	600	13,698
#*Diodes, Inc.	1,100	18,018
*DivX, Inc.	1,000	4,810
*Dolby Laboratories, Inc.	150	6,291
*Double-Take Software, Inc.	700	6,489
*DSP Group, Inc.	700	4,046
*DST Systems, Inc.	500	20,855
#*DTS, Inc.	400	11,300
#EarthLink, Inc.	3,800	30,780
*eBay, Inc.	7,700	171,479
#*Ebix, Inc.	100	6,160
#*Echelon Corp.	1,300	17,745
*EchoStar Corp.	1,396	25,351
Electro Rent Corp.	1,200	12,852
*Electronic Arts, Inc.	5,750	104,880
#*Electronics for Imaging, Inc.	1,600	18,656
*EMC Corp.	12,100	199,287
*Emulex Corp.	2,300	23,230
*Entegris, Inc.	1,700	6,392
*Epicor Software Corp.	2,800	21,616
#*EPIQ Systems, Inc.	1,100	13,871
*ePlus, Inc.	300	4,512
#*Equinix, Inc.	200	17,064
*Euronet Worldwide, Inc.	1,300	30,745
*Exar Corp.	2,000	13,800
*ExlService Holdings, Inc.	900	12,249
*F5 Networks, Inc.	400	17,956
FactSet Research Systems, Inc.	200	12,810
#Fair Isaac Corp.	1,700	34,561
*Fairchild Semiconductor Corp. Class A	6,200	46,376
*FalconStor Software, Inc.	1,200	3,996
#*Faro Technologies, Inc.	600	9,276
#*FEI Co.	1,200	28,572
Fidelity National Information Services, Inc.	3,300	71,808
#*Fiserv, Inc.	1,100	50,457
*FLIR Systems, Inc.	400	11,124
*FormFactor, Inc.	1,700	28,883

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Forrester Research, Inc.	400	$10,132
*Gartner Group, Inc.	400	7,448
*Gerber Scientific, Inc.	1,100	5,082
Global Payments, Inc.	300	14,769
*Globecomm Systems, Inc.	900	6,084
*Google, Inc.	400	214,448
#*GSI Commerce, Inc.	1,300	24,661
*GSI Technology, Inc.	600	2,166
*Guidance Software, Inc.	500	2,785
*Hackett Group, Inc.	1,900	5,928
*Harmonic, Inc.	500	2,625
*Harris Stratex Networks, Inc. Class A	900	5,670
Heartland Payment Systems, Inc.	1,700	20,893
*Hewitt Associates, Inc. Class A	400	14,208
Hewlett-Packard Co.	6,800	322,728
#*Hittite Microwave Corp.	500	18,400
*Hughes Communications, Inc.	300	6,996
*Hutchinson Technology, Inc.	800	4,656
*i2 Technologies, Inc.	500	7,870
*IAC/InterActiveCorp	4,900	92,806
*iGATE Corp.	600	5,298
*Imation Corp.	1,900	16,758
#*Infinera Corp.	2,400	17,832
*infoGROUP, Inc.	2,300	15,088
#*Informatica Corp.	500	10,615
*InfoSpace, Inc.	800	6,856
*Ingram Micro, Inc.	7,500	132,375
*Innodata Isogen, Inc.	300	1,944
*Insight Enterprises, Inc.	2,100	22,092
*Integral Systems, Inc.	400	3,360
*Integrated Device Technology, Inc.	5,900	34,692
*Integrated Silicon Solution, Inc.	1,278	4,473
Intel Corp.	14,600	279,006
*Interactive Intelligence, Inc.	300	5,031
#*InterDigital, Inc.	700	14,392
*Intermec, Inc.	1,600	19,712
*Internap Network Services Corp.	1,700	5,440
International Business Machines Corp.	2,900	349,769
*International Rectifier Corp.	2,500	45,700
*Internet Brands, Inc.	426	3,169
*Internet Capital Group, Inc.	900	6,543
#Intersil Corp.	5,700	71,535
*Intevac, Inc.	1,100	11,220
*Intuit, Inc.	600	17,442
iPass, Inc.	2,400	3,120
#*Itron, Inc.	800	48,032
#*Ixia	2,900	19,285
*IXYS Corp.	1,100	7,370
*j2 Global Communications, Inc.	700	14,315
Jabil Circuit, Inc.	7,000	93,660
Jack Henry & Associates, Inc.	1,000	23,070
*JDA Software Group, Inc.	1,000	19,840
*JDS Uniphase Corp.	7,800	43,602
#*Juniper Networks, Inc.	1,400	35,714
Keithley Instruments, Inc.	600	1,956
*Kenexa Corp.	300	3,780
#KLA-Tencor Corp.	1,000	32,510
*Knot, Inc. (The)	1,100	11,737
*Kopin Corp.	3,600	15,984
*Kulicke & Soffa Industries, Inc.	2,800	13,020
*L-1 Identity Solutions, Inc.	4,150	24,526

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Lam Research Corp.	1,100	$37,092
*Lattice Semiconductor Corp.	1,100	2,101
*Lawson Software, Inc.	5,300	33,443
*LeCroy Corp.	600	2,244
Lender Processing Services, Inc.	450	17,910
#*Lexmark International, Inc.	900	22,950
*Limelight Networks, Inc.	2,700	9,423
#Linear Technology Corp.	1,500	38,820
*Lionbridge Technologies, Inc.	178	372
*Liquidity Services, Inc.	700	6,734
*Littlefuse, Inc.	300	8,268
*LoJack Corp.	300	1,266
#*LoopNet, Inc.	1,100	9,603
*Loral Space & Communications, Inc.	500	13,210
*LSI Corp.	9,900	50,688
#*Magma Design Automation, Inc.	1,800	3,870
#*Manhattan Associates, Inc.	400	9,180
Marchex, Inc. Class B	500	2,265
MasterCard, Inc. Class A	100	21,902
*Mattson Technology, Inc.	2,200	4,664
Maxim Integrated Products, Inc.	1,000	16,670
Maximus, Inc.	500	23,130
#*Maxwell Technologies, Inc.	400	7,172
*McAfee, Inc.	600	25,128
*Measurement Specialties, Inc.	700	5,397
*MEMC Electronic Materials, Inc.	4,000	49,680
*Mentor Graphics Corp.	3,400	24,820
Methode Electronics, Inc.	1,000	7,250
Micrel, Inc.	500	3,735
#Microchip Technology, Inc.	400	9,584
*Micron Technology, Inc.	18,600	126,294
*Micros Systems, Inc.	400	10,768
*Microsemi Corp.	2,900	38,599
Microsoft Corp.	6,000	166,380
*MicroStrategy, Inc.	100	8,727
*Microtune, Inc.	700	1,197
*ModusLink Global Solutions, Inc.	2,300	18,906
Molex, Inc. Class A	748	12,379
*MoneyGram International, Inc.	600	1,794
#*Monolithic Power Systems, Inc.	600	11,994
*Monotype Imaging Holdings, Inc.	400	3,008
*MoSys, Inc.	1,400	3,304
#Motorola, Inc.	19,400	166,258
MTS Systems Corp.	200	5,300
*Multi-Fineline Electronix, Inc.	900	24,525
*Nanometrics, Inc.	800	6,560
#National Instruments Corp.	1,000	26,700
#National Semiconductor Corp.	1,050	13,587
*NCR Corp.	900	9,135
*NetApp, Inc.	300	8,115
#*NETGEAR, Inc.	1,000	18,230
*NetLogic Microsystems, Inc.	600	22,806
*NetScout Systems, Inc.	1,400	17,206
*Network Equipment Technologies, Inc.	400	1,320
*NeuStar, Inc.	300	6,930
*NIC, Inc.	950	8,322
#*Novatel Wireless, Inc.	1,000	8,920
*Novell, Inc.	9,600	39,264
*Novellus Systems, Inc.	4,500	92,610
*Nu Horizons Electronics Corp.	400	1,556
#*Nuance Communications, Inc.	4,700	61,617

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Nvidia Corp.	400	$4,784
*OmniVision Technologies, Inc.	1,800	22,068
#*ON Semiconductor Corp.	3,280	21,943
*Online Resources Corp.	400	2,100
*Openwave Systems, Inc.	3,900	8,853
*Oplink Communications, Inc.	700	10,381
OPNET Technologies, Inc.	700	7,630
*Opnext, Inc.	1,600	3,936
Oracle Corp.	8,800	185,680
*OSI Systems, Inc.	500	9,815
#*Palm, Inc.	2,700	31,347
#*Parametric Technology Corp.	4,200	62,622
#*ParkerVision, Inc.	500	1,385
#Paychex, Inc.	700	19,887
*PC Connection, Inc.	400	2,352
*PC Mall, Inc.	400	2,836
*PC-Tel, Inc.	700	4,102
*PDF Solutions, Inc.	500	1,770
Pegasystems, Inc.	400	11,468
*Perficient, Inc.	1,000	8,140
*Pericom Semiconductor Corp.	900	8,469
*Perot Systems Corp.	3,000	89,820
*Pervasive Software, Inc.	800	3,920
*Phoenix Technologies, Ltd.	800	1,872
#*Photronics, Inc.	1,400	5,852
*Planar Systems, Inc.	900	2,043
Plantronics, Inc.	1,300	31,343
*PLATO Learning, Inc.	500	2,210
*Plexus Corp.	400	10,120
*PLX Technology, Inc.	1,700	5,338
*PMC-Sierra, Inc.	4,900	41,748
*Polycom, Inc.	3,000	64,410
Power Integrations, Inc.	700	21,840
*Presstek, Inc.	800	1,360
*Progress Software Corp.	400	9,240
*PROS Holdings, Inc.	600	5,394
QAD, Inc.	1,106	5,043
*QLogic Corp.	2,700	47,358
QUALCOMM, Inc.	3,400	140,794
*Quest Software, Inc.	3,400	57,018
*Radiant Systems, Inc.	1,100	10,824
*RadiSys Corp.	700	5,957
#*Rambus, Inc.	400	6,400
*Ramtron International Corp.	1,300	2,197
*RealNetworks, Inc.	5,629	20,096
#*Red Hat, Inc.	1,000	25,810
Renaissance Learning, Inc.	700	6,356
#*RF Micro Devices, Inc.	10,600	42,188
Richardson Electronics, Ltd.	600	3,390
*RightNow Technologies, Inc.	500	7,630
*Rimage Corp.	300	5,520
*Riverbed Technology, Inc.	600	12,294
*Rofin-Sinar Technologies, Inc.	900	19,305
*Rogers Corp.	200	5,190
*Rovi Corp.	2,839	78,214
#*Rubicon Technology, Inc.	300	4,536
*Rudolph Technologies, Inc.	1,100	6,974
*S1 Corp.	1,900	11,400
*Saba Software, Inc.	1,400	6,006
*Salesforce.com, Inc.	900	51,075
#*Sandisk Corp.	4,700	96,256

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sapient Corp.	4,900	$39,886
*SAVVIS, Inc.	1,200	17,748
#*ScanSource, Inc.	900	22,851
*SeaChange International, Inc.	800	5,416
*Seagate Technology LLC	200	2,790
*Semitool, Inc.	1,100	7,766
#*Semtech Corp.	2,300	35,581
*ShoreTel, Inc.	2,000	13,140
#*Sigma Designs, Inc.	900	10,809
*Silicon Graphics International Corp.	1,400	8,344
*Silicon Image, Inc.	1,800	3,798
#*Silicon Laboratories, Inc.	800	33,520
*Silicon Storage Technology, Inc.	4,000	8,120
#*Skyworks Solutions, Inc.	4,600	47,978
*Smart Modular Technologies (WWH), Inc.	2,200	8,932
*Smith Micro Software, Inc.	1,700	15,436
Soapstone Networks, Inc.	300	189
*Sonic Solutions, Inc.	900	4,374
*SonicWALL, Inc.	1,700	13,498
*Sonus Networks, Inc.	1,400	2,688
*Sourcefire, Inc.	800	16,240
*Spectrum Control, Inc.	500	4,225
*SRS Labs, Inc.	700	4,543
*Standard Microsystems Corp.	700	13,482
*Starent Networks Corp.	700	23,618
*StarTek, Inc.	700	4,060
*STEC, Inc.	1,200	25,584
#*Stratasys, Inc.	400	6,312
#*SuccessFactors, Inc.	1,100	16,819
*Sun Microsystems, Inc.	1,475	12,066
*Supertex, Inc.	400	9,700
*Support.com, Inc.	900	2,160
#*Switch & Data Facilities Co., Inc.	500	8,365
#*Sybase, Inc.	1,000	39,560
*Sycamore Networks, Inc.	13,245	37,748
*Symantec Corp.	3,400	59,772
*Symmetricom, Inc.	1,500	7,185
*Symyx Technologies, Inc.	1,500	8,805
#*Synaptics, Inc.	200	4,500
#*SYNNEX Corp.	1,100	28,303
*Synopsys, Inc.	1,500	33,000
Syntel, Inc.	400	14,332
#*Take-Two Interactive Software, Inc.	2,800	30,716
#*Taleo Corp. Class A	800	17,392
*Tech Data Corp.	2,300	88,389
Technitrol, Inc.	600	4,674
*TechTeam Global, Inc.	500	3,915
*Techwell, Inc.	300	3,114
*Tekelec	2,200	33,044
*TeleTech Holdings, Inc.	2,400	42,936
*Tellabs, Inc.	3,300	19,866
*Teradata Corp.	1,350	37,638
#*Teradyne, Inc.	4,700	39,339
*Terremark Worldwide, Inc.	1,000	6,390
Tessco Technologies, Inc.	200	3,390
*Tessera Technologies, Inc.	1,300	28,743
#Texas Instruments, Inc.	3,300	77,385
TheStreet.com, Inc.	800	1,992
#*THQ, Inc.	3,100	16,213
*TIBCO Software, Inc.	6,400	56,000
#*TNS, Inc.	400	11,304

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Total System Services, Inc.	519	$8,288
*Trident Microsystems, Inc.	1,500	2,820
#*Trimble Navigation, Ltd.	2,600	54,522
#*Triquint Semiconductor, Inc.	4,400	23,716
*TTM Technologies, Inc.	1,400	14,238
Tyco Electronics, Ltd.	6,600	140,250
#*Tyler Technologies, Inc.	600	11,412
#*Ultimate Software Group, Inc.	200	5,102
*Ultra Clean Holdings, Inc.	900	4,959
*Ultratech, Inc.	800	10,336
*Unica Corp.	500	3,480
*Unisys Corp.	80	2,331
United Online, Inc.	3,000	24,000
#*Universal Display Corp.	300	3,408
*ValueClick, Inc.	2,100	20,664
*Varian Semiconductor Equipment Associates, Inc.	1,100	31,229
#*Veeco Instruments, Inc.	800	19,480
*VeriFone Holdings, Inc.	1,500	19,950
#*VeriSign, Inc.	800	18,248
*Virage Logic Corp.	200	1,180
#*VirnetX Holding Corp.	1,400	3,024
*Virtusa Corp.	1,100	9,878
#Visa, Inc.	1,100	83,336
*Vishay Intertechnology, Inc.	2,900	18,067
*VistaPrint NV	400	20,420
*VMware, Inc. Class A	200	7,686
*Vocus, Inc.	200	3,620
*Volterra Semiconductor Corp.	600	8,310
*Web.com Group, Inc.	1,400	9,856
*WebMD Health Corp.	106	3,610
*WebMediaBrands, Inc.	605	381
#*Websense, Inc.	800	12,848
*Western Digital Corp.	4,000	134,720
Western Union Co.	1,400	25,438
*Wright Express Corp.	1,700	47,447
#Xerox Corp.	13,400	100,768
#Xilinx, Inc.	500	10,875
*X-Rite, Inc.	400	800
*Yahoo!, Inc.	10,900	173,310
*Zebra Technologies Corp. Class A	1,700	42,500
*Zoran Corp.	1,700	15,079
*Zygo Corp.	800	5,528

Total Information Technology		12,244,617

Materials — (4.2%)
A. Schulman, Inc.	800	13,896
A.M. Castle & Co.	700	7,889
*AEP Industries, Inc.	200	6,976
Air Products & Chemicals, Inc.	600	46,278
Airgas, Inc.	600	26,616
AK Steel Holding Corp.	1,400	22,218
#Albemarle Corp.	2,000	63,160
#Alcoa, Inc.	10,700	132,894
#Allegheny Technologies, Inc.	1,500	46,290
#AMCOL International Corp.	1,100	28,644
*American Pacific Corp.	300	2,124
#American Vanguard Corp.	900	7,470
AptarGroup, Inc.	1,000	35,310
*Arabian American Development Co.	1,000	2,580
Arch Chemicals, Inc.	1,000	27,690
Ashland, Inc.	1,855	64,072

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Balchem Corp.	500	$13,795
#Ball Corp.	500	24,665
Bemis Co., Inc.	1,200	30,996
*Brush Engineered Materials, Inc.	700	12,915
*Buckeye Technologies, Inc.	1,200	10,752
*BWAY Holding Co.	1,000	17,770
Cabot Corp.	700	15,351
*Calgon Carbon Corp.	1,500	23,760
#Carpenter Technology Corp.	1,400	29,442
Celanese Corp. Class A	700	19,215
#*Century Aluminum Co.	600	5,202
CF Industries Holdings, Inc.	200	16,650
#Cliffs Natural Resources, Inc.	2,900	103,153
#*Coeur d’Alene Mines Corp.	2,200	44,176
Commercial Metals Co.	4,751	70,505
*Crown Holdings, Inc.	1,200	31,980
Cytec Industries, Inc.	2,200	72,974
Deltic Timber Corp.	200	8,500
Dow Chemical Co.	7,359	172,789
du Pont (E.I.) de Nemours & Co.	3,000	95,460
#Eagle Materials, Inc.	1,500	37,275
Ecolab, Inc.	400	17,584
*Ferro Corp.	1,200	7,356
FMC Corp.	300	15,330
Freeport-McMoRan Copper & Gold, Inc. Class B	900	66,024
*General Moly, Inc.	3,200	7,040
#*Georgia Gulf Corp.	16	230
Greif, Inc. Class A.	900	48,168
H.B. Fuller Co.	1,700	32,487
*Haynes International, Inc.	400	11,328
#*Headwaters, Inc.	1,000	4,120
#*Hecla Mining Co.	7,200	29,592
*Horsehead Holding Corp.	1,200	11,436
Huntsman Corp.	3,300	26,235
*ICO, Inc.	1,200	4,608
Innophos Holdings, Inc.	700	13,545
*Innospec, Inc.	1,100	13,002
International Flavors & Fragrances, Inc.	600	22,854
International Paper Co.	8,600	191,866
Kaiser Aluminum Corp.	900	35,955
*KapStone Paper & Packaging Corp.	1,400	9,716
KMG Chemicals, Inc.	500	6,150
Koppers Holdings, Inc.	300	7,836
*Landec Corp.	600	3,924
*Louisiana-Pacific Corp.	3,400	17,850
*LSB Industries, Inc.	1,100	13,640
Lubrizol Corp.	1,300	86,528
Martin Marietta Materials, Inc.	100	8,332
MeadWestavco Corp.	3,500	79,905
*Mercer International, Inc.	800	1,712
Minerals Technologies, Inc.	200	9,852
Mosaic Co. (The)	1,200	56,076
Myers Industries, Inc.	1,600	14,032
Nalco Holding Co.	2,800	59,220
Neenah Paper, Inc.	300	3,105
NewMarket Corp.	500	46,750
Newmont Mining Corp.	3,100	134,726
NL Industries, Inc.	700	4,340
Nucor Corp.	1,800	71,730
#Olin Corp.	800	12,216
#Olympic Steel, Inc.	200	5,060

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*OM Group, Inc.	1,100	$29,722
*Omnova Solutions, Inc.	402	2,577
*Owens-Illinois, Inc.	800	25,504
#P.H. Glatfelter Co.	1,500	15,855
#Packaging Corp. of America	3,800	69,464
#*Pactiv Corp.	2,000	46,180
*Penford Corp.	200	1,180
*PolyOne Corp.	700	3,906
#PPG Industries, Inc.	500	28,215
Praxair, Inc.	600	47,664
Quaker Chemical Corp.	300	6,180
Reliance Steel & Aluminum Co.	1,424	51,948
Rock-Tenn Co. Class A	800	35,040
*Rockwood Holdings, Inc.	2,200	43,736
Royal Gold, Inc.	300	13,251
RPM International, Inc.	2,800	49,336
Schnitzer Steel Industries, Inc. Class A	200	8,648
#Scotts Miracle-Gro Co. Class A (The)	700	28,434
Sealed Air Corp.	3,300	63,459
Sensient Technologies Corp.	1,700	42,993
#Sigma-Aldrich Corp.	600	31,158
Silgan Holdings, Inc.	200	10,750
Sonoco Products Co.	2,100	56,175
Southern Copper Corp.	1,704	53,676
*Spartech Corp.	700	6,699
Steel Dynamics, Inc.	2,400	32,136
Stepan Co.	300	17,172
#*Stillwater Mining Co.	3,400	21,080
Temple-Inland, Inc.	5,700	88,065
Terra Industries, Inc.	500	15,885
Texas Industries, Inc.	1,000	33,290
*United States Lime & Minerals, Inc.	200	7,014
#United States Steel Corp.	600	20,694
*Universal Stainless & Alloy Products, Inc.	200	3,018
#Valspar Corp.	1,000	25,370
#Vulcan Materials Co.	200	9,206
#Walter Energy, Inc.	550	32,175
*Wausau Paper Corp.	2,200	19,294
Westlake Chemical Corp.	3,000	72,870
#Weyerhaeuser Co.	4,200	152,628
#Worthington Industries, Inc.	2,800	30,940
*WR Grace & Co.	1,700	37,213
#Zep, Inc.	1,000	17,100
#*Zoltek Cos., Inc.	1,200	10,692

Total Materials		4,020,484

Telecommunication Services — (2.6%)
Alaska Communications Systems Group, Inc.	500	3,890
*American Tower Corp.	900	33,138
AT&T, Inc.	24,555	630,327
Atlantic Tele-Network, Inc.	300	13,752
#*Cbeyond, Inc.	700	9,345
#*Centennial Communications Corp.	800	6,768
#CenturyTel, Inc.	2,100	68,166
*Cincinnati Bell, Inc.	4,200	12,936
#*Cogent Communications Group, Inc.	2,000	20,260
#Consolidated Communications Holdings, Inc.	900	12,438
*Crown Castle International Corp.	1,300	39,286
#*FairPoint Communications, Inc.	585	63
Frontier Communications Corp.	2,600	18,642
*General Communications, Inc. Class A	700	4,305

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#*Global Crossing, Ltd.	1,200	$13,680
HickoryTech Corp.	300	2,703
*iBasis, Inc.	700	1,575
#Iowa Telecommunications Services, Inc.	300	3,531
#*iPCS, Inc.	400	9,548
#*Leap Wireless International, Inc.	1,200	15,864
#*MetroPCS Communications, Inc.	6,300	39,249
*Neutral Tandem, Inc.	400	8,436
*NII Holdings, Inc.	2,500	67,325
*PAETEC Holding Corp.	4,600	14,904
*Premiere Global Services, Inc.	1,500	11,205
#Qwest Communications International, Inc.	11,900	42,721
#*SBA Communications Corp.	600	16,926
#*Sprint Nextel Corp.	43,700	129,352
*SureWest Communications	480	4,234
*Syniverse Holdings, Inc.	1,100	18,843
Telephone & Data Systems, Inc.	700	20,734
Telephone & Data Systems, Inc. Special Shares	1,100	30,360
*tw telecom, inc.	1,450	18,270
*United States Cellular Corp.	900	32,949
*USA Mobility, Inc.	1,200	13,080
Verizon Communications, Inc.	39,100	1,156,969
Windstream Corp.	800	7,712

Total Telecommunication Services		2,553,486

Utilities — (2.3%)
*AES Corp.	2,000	26,140
AGL Resources, Inc.	1,000	34,960
Allegheny Energy, Inc.	300	6,846
#ALLETE, Inc.	500	16,925
Alliant Energy Corp.	400	10,624
#Ameren Corp.	500	12,170
American Electric Power Co., Inc.	900	27,198
American States Water Co.	200	6,630
Artesian Resources Corp.	200	3,242
Atmos Energy Corp.	1,200	33,420
#Avista Corp.	700	13,272
#Black Hills Corp.	200	4,874
#*Cadiz, Inc.	300	3,207
California Water Service Group	200	7,314
*Calpine Corp.	4,800	53,952
CenterPoint Energy, Inc.	500	6,300
Central Vermont Public Service Corp.	100	1,939
CH Energy Group, Inc.	200	8,282
Chesapeake Utilities Corp.	100	3,168
#Cleco Corp.	800	19,800
#CMS Energy Corp.	1,200	15,960
Connecticut Water Services, Inc.	200	4,460
#Consolidated Edison, Inc.	1,100	44,748
Constellation Energy Group, Inc.	1,400	43,288
#Dominion Resources, Inc.	1,800	61,362
DPL, Inc.	900	22,806
DTE Energy Co.	900	33,282
Duke Energy Corp.	4,000	63,280
#*Dynegy, Inc.	800	1,600
Edison International, Inc.	700	22,274
*El Paso Electric Co.	500	9,375
Empire District Electric Co.	800	14,448
Energen Corp.	200	8,776
Entergy Corp.	600	46,032
EQT Corp.	400	16,744

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Exelon Corp.	1,400	$65,744
FirstEnergy Corp.	300	12,984
FPL Group, Inc.	1,300	63,830
Great Plains Energy, Inc.	2,600	44,980
#Hawaiian Electric Industries, Inc.	900	16,065
IDACORP, Inc.	600	16,854
Integrys Energy Group, Inc.	300	10,380
ITC Holdings Corp.	500	22,210
Laclede Group, Inc.	300	9,213
MDU Resources Group, Inc.	300	6,225
#MGE Energy, Inc.	700	24,514
Middlesex Water Co.	300	4,617
#*Mirant Corp.	2,200	30,756
National Fuel Gas Co.	200	9,068
#New Jersey Resources Corp	500	17,600
#Nicor, Inc.	500	18,540
NiSource, Inc.	1,800	23,256
Northeast Utilities, Inc.	900	20,745
Northwest Natural Gas Co.	200	8,362
NorthWestern Corp.	800	19,320
*NRG Energy, Inc.	1,400	32,186
NSTAR	500	15,475
NV Energy, Inc.	1,800	20,628
OGE Energy Corp.	500	16,610
Oneok, Inc.	500	18,105
#Ormat Technologies, Inc.	1,000	37,800
Pennichuck Corp.	100	2,267
Pepco Holdings, Inc.	300	4,479
PG&E Corp.	1,100	44,979
Piedmont Natural Gas Co.	500	11,640
Pinnacle West Capital Corp.	550	17,226
PNM Resources, Inc.	1,600	17,152
Portland General Electric Co.	1,000	18,590
PPL Corp.	1,100	32,384
Progress Energy, Inc.	800	30,024
*Public Service Enterprise Group, Inc.	7,901	235,450
Questar Corp.	1,800	71,712
#*RRI Energy, Inc.	16,400	86,428
SCANA Corp.	400	13,536
Sempra Energy	400	20,580
#SJW Corp.	400	8,708
South Jersey Industries, Inc.	700	24,703
Southern Co.	600	18,714
Southwest Gas Corp.	1,300	32,487
Southwest Water Co.	600	3,342
#TECO Energy, Inc.	2,700	38,718
UGI Corp.	500	11,940
#UIL Holdings Corp.	900	23,112
Unisource Energy Corp.	1,100	31,768
Vectren Corp.	1,000	22,540
Westar Energy, Inc.	1,500	28,725
WGL Holdings, Inc.	400	13,224
Wisconsin Energy Corp.	200	8,734
#Xcel Energy, Inc.	1,500	28,260
York Water Co.	300	4,197

Total Utilities		2,200,384

TOTAL COMMON STOCKS		76,402,669

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	620,628	620,628

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (20.6%)
§@DFA Short Term Investment Fund LP	19,887,025	$19,887,025
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $116,127 FNMA 7.000%, 10/01/38, valued at $104,102) to be repurchased at $101,071	$101	101,070

TOTAL SECURITIES LENDING COLLATERAL		19,988,095

TOTAL INVESTMENTS — (100.0%) (Cost $103,832,562)		$97,011,392

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (86.1%)
Consumer Discretionary — (15.5%)
*1-800-FLOWERS.COM, Inc.	19,000	$72,960
*4Kids Entertainment, Inc.	33,689	60,640
*99 Cents Only Stores	242,324	2,755,224
*AC Moore Arts & Crafts, Inc.	10,837	51,801
Acme United Corp.	1,331	11,180
*AH Belo Corp.	4,600	18,860
*Aldila, Inc.	32,734	96,893
*Alloy, Inc.	95,641	629,318
*American Biltrite, Inc.	3,200	5,120
#American Greetings Corp. Class A	162,518	3,305,616
#*America’s Car-Mart, Inc.	75,137	1,557,590
Ameristar Casinos, Inc.	24,612	362,289
*AnnTaylor Stores Corp.	27,435	355,832
#*Arctic Cat, Inc.	53,223	316,145
*Asbury Automotive Group, Inc.	132,653	1,292,040
*Ascent Media Corp.	8,094	187,700
*Atrinsic, Inc.	3,155	3,123
*Audiovox Corp. Class A	138,623	895,505
#*AutoNation, Inc.	412,136	7,105,225
*Ballantyne Strong, Inc.	105,612	359,081
#Barnes & Noble, Inc.	42,524	706,324
*Bassett Furniture Industries, Inc.	22,593	87,209
*Beasley Broadcast Group, Inc.	42,542	145,068
#*Beazer Homes USA, Inc.	56,757	249,163
Belo Corp.	48,802	229,369
*Benihana, Inc.	7,882	48,395
*Benihana, Inc. Class A	3,447	16,683
#*BJ’s Restaurants, Inc.	322,971	5,154,617
*Bluegreen Corp.	119,615	343,295
Blyth, Inc.	17,375	615,596
Bob Evans Farms, Inc.	219,781	5,773,647
#*Bon-Ton Stores, Inc. (The)	93,677	866,512
Books-A-Million, Inc.	102,156	884,671
*Borders Group, Inc.	14,020	27,199
Bowl America, Inc. Class A	11,489	143,038
*Boyd Gaming Corp.	172,201	1,267,399
#*Brookfield Homes Corp.	63,710	358,687
Brown Shoe Co., Inc.	197,650	2,049,630
*Brunswick Corp.	484,902	4,596,871
*Build-A-Bear-Workshop, Inc.	105,314	545,527
#*Cabela’s, Inc.	206,264	2,592,738
*Cache, Inc.	44,792	215,450
#*California Coastal Communities, Inc.	27,647	23,223
#Callaway Golf Co.	266,214	1,820,904
*Caribou Coffee Co., Inc.	1,340	10,975
*Carmike Cinemas, Inc.	70,875	696,701
*Carriage Services, Inc.	175,846	668,215
*Cavco Industries, Inc.	22,884	695,674
#*Charming Shoppes, Inc.	172,951	783,468
#*Cheesecake Factory, Inc.	76,294	1,387,025
*Chico’s FAS, Inc.	492,017	5,879,603
Christopher & Banks Corp.	126,349	769,465
*Churchill Downs, Inc.	26,450	830,001
#Cinemark Holdings, Inc.	111,639	1,293,896
*Clear Channel Outdoor Holdings, Inc.	36,216	246,993
*Coast Distribution System, Inc.	17,974	54,821
*Cobra Electronics Corp.	6,230	7,912
*Coldwater Creek, Inc.	90,018	517,604

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Collective Brands, Inc.	248,810	$4,615,426
*Collectors Universe, Inc.	15,225	113,883
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	135,198	853,099
#Cooper Tire & Rubber Co.	339,472	5,180,343
*Core-Mark Holding Co., Inc.	58,860	1,610,998
*Craftmade International, Inc.	1,300	3,432
*CROCS, Inc.	137,074	833,410
CSS Industries, Inc.	39,700	805,910
*Culp, Inc.	67,786	391,125
*Cybex International, Inc.	54,864	75,164
#D.R. Horton, Inc.	295,648	3,240,302
*Dana Holding Corp.	89,774	508,121
*dELiA*s, Inc.	48,228	102,243
*Delta Apparel, Inc.	16,474	145,630
*Destination Maternity Corp.	10,528	211,086
#Dillard’s, Inc.	440,846	6,004,323
#*DineEquity, Inc.	78,626	1,663,726
*Dixie Group, Inc.	112,317	325,719
*Dorman Products, Inc.	75,979	1,110,813
Dover Motorsports, Inc.	109,057	151,589
*Drew Industries, Inc.	33,667	644,386
#*DSW, Inc.	10,600	203,520
*Duckwall-ALCO Stores, Inc.	10,636	184,003
*Emerson Radio Corp.	252,295	338,075
*Entercom Communications Corp.	8,500	60,180
*Escalade, Inc.	4,501	10,847
*EW Scripps Co.	79,009	502,497
*Exide Technologies	107,075	655,299
*Federal Mogul Corp.	60,764	677,519
Finish Line, Inc. Class A	308,915	3,132,398
*Fisher Communications, Inc.	34,403	670,514
*Flanigan’s Enterprises, Inc.	5,016	28,591
Flexsteel Industries, Inc.	22,599	182,374
Foot Locker, Inc.	423,473	4,437,997
*Franklin Electronic Publishers, Inc.	33,024	81,239
#Fred’s, Inc.	291,446	3,450,721
Frisch’s Restaurants, Inc.	13,039	305,765
*Full House Resorts, Inc.	7,729	18,550
*Furniture Brands International, Inc.	147,901	628,579
*GameTech International, Inc.	23,401	31,123
#*Gander Mountain Co.	147,456	735,805
Gannett Co., Inc.	121,527	1,193,395
#*Gaylord Entertainment Co.	64,257	965,783
*Genesco, Inc.	109,777	2,861,886
*G-III Apparel Group, Ltd.	95,865	1,534,799
*Global Traffic Network, Inc.	2,633	11,427
*Golfsmith International Holdings, Inc.	1,145	2,027
*Gray Television, Inc.	28,541	49,947
*Gray Television, Inc. Class A	2,900	5,249
*Great Wolf Resorts, Inc.	114,019	380,823
*Group 1 Automotive, Inc.	148,931	3,785,826
*Hallwood Group, Inc.	703	18,700
Harte-Hanks, Inc.	98,837	1,160,346
*Hastings Entertainment, Inc.	77,276	331,514
*Haverty Furniture Cos., Inc.	121,800	1,474,998
*Heelys, Inc.	48,462	107,586
*Helen of Troy, Ltd.	186,380	4,256,919
*Hollywood Media Corp.	95,388	143,082
Hooker Furniture Corp.	15,619	200,079
#*Hot Topic, Inc.	290,499	2,236,842

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Iconix Brand Group, Inc.	234,319	$2,732,160
International Speedway Corp.	29,250	746,168
*Isle of Capri Casinos, Inc.	68,759	532,882
*J. Alexander’s Corp.	38,794	164,487
*Jackson Hewitt Tax Service, Inc.	14,200	69,722
*JAKKS Pacific, Inc.	213,554	3,038,873
Jarden Corp.	210,600	5,768,334
*Jo-Ann Stores, Inc.	102,336	2,724,184
*Johnson Outdoors, Inc.	102,746	899,028
Jones Apparel Group, Inc.	238,100	4,259,609
*Journal Communications, Inc.	104,308	371,336
*Kenneth Cole Productions, Inc. Class A	23,920	227,479
*Kid Brands, Inc.	71,879	357,239
KSW, Inc.	7,940	27,314
#*K-Swiss, Inc. Class A	78,872	643,596
Lacrosse Footwear, Inc.	11,416	134,024
*Lakeland Industries, Inc.	35,027	257,799
*Lakes Entertainment, Inc.	104,829	257,879
*Landry’s Restaurants, Inc.	50,500	550,450
•*Lazare Kaplan International, Inc.	42,210	105,525
*La-Z-Boy, Inc.	39,000	276,900
*Leapfrog Enterprises, Inc.	3,911	12,906
*Lee Enterprises, Inc.	39,500	120,475
Lennar Corp. Class A	398,000	5,014,800
Lennar Corp. Class B	5,427	52,479
*Liberty Media Corp. Capital Class A	360,759	7,464,104
*Liberty Media Corp. Interactive Class A	398,821	4,522,630
#*Life Time Fitness, Inc.	26,053	561,442
*Lifetime Brands, Inc.	58,620	355,823
*Lithia Motors, Inc.	110,558	922,054
#*Live Nation, Inc.	175,747	1,170,475
#*Liz Claiborne, Inc.	186,971	1,073,214
*Lodgian, Inc.	249,376	438,902
*Luby’s, Inc.	177,750	634,568
*M/I Homes, Inc.	105,014	1,173,006
*Mac-Gray Corp.	94,135	765,318
Marcus Corp.	97,600	1,141,920
*MarineMax, Inc.	70,998	483,496
#*McClatchy Co. (The)	40,920	115,394
*McCormick & Schmick’s Seafood Restaurants, Inc.	23,520	141,590
*Media General, Inc.	44,978	372,868
Men’s Wearhouse, Inc. (The)	159,140	3,687,274
Meredith Corp.	72,539	1,962,905
*Meritage Homes Corp.	162,287	2,960,115
*Modine Manufacturing Co.	67,194	692,098
#*Mohawk Industries, Inc.	153,400	6,570,122
*Morton’s Restaurant Group, Inc.	67,422	252,158
*Movado Group, Inc.	112,307	1,176,977
*MTR Gaming Group, Inc.	99,393	215,683
*Multimedia Games, Inc.	81,965	402,448
National Presto Industries, Inc.	2,427	210,979
*Nautilus, Inc.	87,311	156,287
*New Frontier Media, Inc.	58,365	113,228
*New York & Co., Inc.	69,210	304,524
*O’Charleys, Inc.	154,420	1,082,484
*Office Depot, Inc.	348,910	2,110,906
*OfficeMax, Inc.	159,588	1,824,091
*Orbitz Worldwide, Inc.	7,152	37,405
#*Orient-Express Hotels, Ltd.	105,485	907,171
#*Orleans Homebuilders, Inc.	101,928	222,203
*Outdoor Channel Holdings, Inc.	112,358	777,517

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Oxford Industries, Inc.	65,856	$1,274,314
*P & F Industries, Inc. Class A	2,025	5,974
*Pacific Sunwear of California, Inc.	177,792	1,073,864
*Palm Harbor Homes, Inc.	27,176	60,059
#*Penske Automotive Group, Inc.	297,344	4,656,407
Pep Boys - Manny, Moe & Jack (The)	369,000	3,236,130
*Perry Ellis International, Inc.	101,852	1,392,317
Phillips-Van Heusen Corp.	130,170	5,226,326
*Phoenix Footwear Group, Inc.	14,905	5,217
*Pier 1 Imports, Inc.	31,506	110,901
*Pinnacle Entertainment, Inc.	232,760	1,966,822
*Point.360	7,043	8,452
*Pomeroy IT Solutions, Inc.	75,878	492,448
#*Pulte Homes, Inc.	47,395	427,029
*Q.E.P. Co., Inc.	15,959	107,883
*Quiksilver, Inc.	20,534	40,863
*RC2 Corp.	39,278	512,971
*Reading International, Inc. Class A	27,544	109,074
*Reading International, Inc. Class B	6,238	42,200
*Red Lion Hotels Corp.	96,956	462,480
*Red Robin Gourmet Burgers, Inc.	59,376	992,173
Regis Corp.	169,270	2,748,945
*Rent-A-Center, Inc.	76,226	1,399,509
*Retail Ventures, Inc.	91,172	584,413
*Rex Stores Corp.	113,415	1,400,675
*Rick’s Cabaret International, Inc.	36,598	267,531
*Rocky Brands, Inc.	38,436	319,403
#*Royal Caribbean Cruises, Ltd.	333,477	6,746,240
*Rubio’s Restaurants, Inc.	41,282	300,946
*Ruby Tuesday, Inc.	101,432	675,537
Ryland Group, Inc.	154,502	2,866,012
*Saga Communications, Inc.	26,882	342,746
*Saks, Inc.	171,200	960,432
*Salem Communications Corp.	41,116	126,226
Scholastic Corp.	230,922	5,743,030
Service Corp. International	501,736	3,446,926
*Shiloh Industries, Inc.	202,654	911,943
*Shoe Carnival, Inc.	79,586	1,194,586
*Signet Jewelers, Ltd. ADR	51,200	1,290,752
#*Sinclair Broadcast Group, Inc. Class A	305,178	1,202,401
*Skechers U.S.A., Inc. Class A	101,000	2,203,820
Skyline Corp.	32,437	567,323
*Smith & Wesson Holding Corp.	11,995	51,219
Spartan Motors, Inc.	56,327	281,072
Speedway Motorsports, Inc.	244,331	3,308,242
*Sport Chalet, Inc. Class A	132,485	221,250
*Sport Chalet, Inc. Class B	4,960	16,864
Sport Supply Group, Inc.	70,651	729,118
Stage Stores, Inc.	113,862	1,343,572
*Standard Motor Products, Inc.	77,366	646,780
*Standard Pacific Corp.	238,611	715,833
*Stanley Furniture, Inc.	42,099	330,898
#*Steak n Shake Co. (The)	134,202	1,563,453
#*Stein Mart, Inc.	29,940	284,430
*Steinway Musical Instruments, Inc.	46,087	540,140
Stewart Enterprises, Inc.	331,121	1,516,534
*Stoneridge, Inc.	126,623	930,679
*Strattec Security Corp.	12,659	177,226
Superior Industries International, Inc.	72,855	967,514
*Syms Corp.	43,494	305,763
#*Systemax, Inc.	262,152	3,533,809

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Tandy Brands Accessories, Inc.	56,879	$224,672
*Tandy Leather Factory, Inc.	1,500	4,935
#*Timberland Co. Class A	56,300	910,934
*Trans World Entertainment Corp.	58,697	81,002
*TRW Automotive Holdings Corp.	188,819	2,955,017
*Tuesday Morning Corp.	45,088	145,634
*Unifi, Inc.	229,221	637,234
UniFirst Corp.	41,884	1,763,316
#*Vail Resorts, Inc.	4,800	165,312
*Valassis Communications, Inc.	40,428	737,002
*ValueVision Media, Inc.	16,700	52,939
Wendy’s/Arby’s Group, Inc.	240,500	949,975
#*West Marine, Inc.	115,510	880,186
Whirlpool Corp.	117,954	8,444,327
#Williams-Sonoma, Inc.	21,972	412,634
*WPT Enterprises, Inc.	20,307	22,541
Wyndham Worldwide Corp.	363,900	6,204,495
*Zale Corp.	176,044	832,688

Total Consumer Discretionary		304,434,829

Consumer Staples — (2.9%)
#*Alliance One International, Inc.	236,190	1,041,598
*American Italian Pasta Co.	5,241	142,398
Andersons, Inc. (The)	22,096	685,639
B&G Foods, Inc.	107,912	842,793
*Bridgford Foods Corp.	5,253	43,863
CCA Industries, Inc.	4,734	21,492
*Central Garden & Pet Co.	91,346	906,152
*Central Garden & Pet Co. Class A	122,098	1,155,047
#*Chiquita Brands International, Inc.	287,200	4,649,768
*Craft Brewers Alliance, Inc.	69,435	229,830
Del Monte Foods Co.	713,356	7,704,245
*Elizabeth Arden, Inc.	36,543	389,183
Farmer Brothers Co.	90,937	1,718,709
*Fresh Del Monte Produce, Inc.	95,331	2,069,636
Golden Enterprises, Inc.	26,984	97,682
#*Great Atlantic & Pacific Tea Co.	92,556	917,230
Griffin Land & Nurseries, Inc. Class A	6,064	180,040
#*Hain Celestial Group, Inc.	139,730	2,450,864
Imperial Sugar Co.	80,047	999,787
Ingles Markets, Inc.	34,731	534,163
Mannatech, Inc.	93,700	318,580
*MGP Ingredients, Inc.	63,146	274,054
*Monterey Pasta Co.	110,255	295,483
Nash-Finch Co.	146,692	4,251,134
*Natural Alternatives International, Inc.	1,860	14,024
*Nutraceutical International Corp.	71,174	774,373
Oil-Dri Corp. of America	25,538	390,476
*Omega Protein Corp.	155,249	645,836
*Pantry, Inc.	68,244	962,923
*Parlux Fragrances, Inc.	144,752	279,371
*PC Group, Inc.	29,785	14,892
*Physicians Formula Holdings, Inc.	19,883	43,544
*Prestige Brands Holdings, Inc.	286,186	1,934,617
*Sanfilippo (John B.) & Son, Inc.	48,275	662,333
Schiff Nutrition International, Inc.	62,206	358,929
*Seneca Foods Corp.	1,900	52,611
*Seneca Foods Corp. Class B	1,500	42,525
*Smart Balance, Inc.	13,400	70,752
#*Smithfield Foods, Inc.	404,673	5,398,338
Spartan Stores, Inc.	4,722	66,864

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Susser Holdings Corp.	47,141	$560,506
Tasty Baking Co.	56,027	359,133
#*TreeHouse Foods, Inc.	144,348	5,398,615
Universal Corp.	60,430	2,513,284
Weis Markets, Inc.	52,084	1,843,774
*Winn-Dixie Stores, Inc.	247,279	2,742,324
*Zapata Corp.	38,586	263,542

Total Consumer Staples		57,312,956

Energy — (7.2%)
*Adams Resources & Energy, Inc.	22,043	500,376
#*Allis-Chalmers Energy, Inc.	82,192	286,028
#Alon USA Energy, Inc.	94,096	790,406
*Approach Resources, Inc.	35,507	275,534
*Atlas Energy, Inc.	42,500	1,112,650
#*ATP Oil & Gas Corp.	99,997	1,730,948
*Barnwell Industries, Inc.	15,041	68,437
*Basic Energy Services, Inc.	113,214	792,498
Berry Petroleum Corp. Class A	68,009	1,724,708
*Bill Barrett Corp.	31,164	965,461
*Brigham Exploration Co.	77,862	739,689
#*Bristow Group, Inc.	114,800	3,346,420
*Bronco Drilling Co., Inc.	60,321	381,229
*Cal Dive International, Inc.	101,541	779,835
#*Carrizo Oil & Gas, Inc.	34,000	788,120
Cimarex Energy Co.	269,028	10,535,136
*Clayton Williams Energy, Inc.	3,395	88,949
*Complete Production Services, Inc.	148,264	1,412,956
*Crosstex Energy, Inc.	14,400	80,928
*CVR Energy, Inc.	144,394	1,519,025
*Dawson Geophysical Co.	17,406	420,355
Delek US Holdings, Inc.	104,726	706,900
*Double Eagle Petroleum Co.	11,395	53,898
#*Encore Acquisition Co.	120,146	4,453,812
#*Exterran Holdings, Inc.	160,949	3,288,188
#General Maritime Corp.	2,800	19,292
*Geokinetics, Inc.	22,042	354,435
*GeoMet, Inc.	77,152	145,046
*GeoResources, Inc.	9,040	100,254
*Global Industries, Ltd.	199,670	1,455,594
*Green Plains Renewable Energy, Inc.	700	5,159
Gulf Island Fabrication, Inc.	22,150	423,508
*GulfMark Offshore, Inc.	71,250	1,971,488
*Harvest Natural Resources, Inc.	50,268	275,971
#*Helix Energy Solutions Group, Inc.	198,200	2,721,286
Helmerich & Payne, Inc.	41,397	1,573,914
*Hercules Offshore, Inc.	198,675	1,019,203
*HKN, Inc.	27,926	92,156
#Holly Corp.	56,600	1,641,966
*Hornbeck Offshore Services, Inc.	46,412	1,128,276
#*International Coal Group, Inc.	69,302	283,445
*ION Geophysical Corp.	6,300	24,129
*Key Energy Services, Inc.	199,401	1,457,621
#*Mariner Energy, Inc.	407,035	5,185,626
Massey Energy Co.	68,000	1,978,120
*Mitcham Industries, Inc.	22,958	166,446
*Natural Gas Services Group, Inc.	68,721	1,159,323
*Newpark Resources, Inc.	456,051	1,372,714
*Oil States International, Inc.	66,449	2,288,504
*OMNI Energy Services Corp.	22,743	32,295
Overseas Shipholding Group, Inc.	71,813	2,818,660

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*OYO Geospace Corp.	200	$5,250
*Parker Drilling Co.	212,421	1,104,589
#*Patriot Coal Corp.	158,400	1,789,920
Patterson-UTI Energy, Inc.	340,610	5,306,704
Penn Virginia Corp.	48,360	979,290
*Petroleum Development Corp.	73,980	1,235,466
*PHI, Inc. Non-Voting	106,652	1,832,281
*Pioneer Drilling Co.	241,682	1,616,853
#Pioneer Natural Resources Co.	85,275	3,505,655
*Plains Exploration & Production Co.	245,238	6,498,807
*Rex Energy Corp.	58,678	474,705
*Rosetta Resources, Inc.	233,164	3,154,709
Rowan Cos., Inc.	238,371	5,542,126
*SEACOR Holdings, Inc.	69,842	5,676,059
Southern Union Co.	1	10
St. Mary Land & Exploration Co.	46,054	1,570,441
*Stone Energy Corp.	114,530	1,755,745
*Superior Energy Services, Inc.	101,152	2,185,895
#*Superior Well Services, Inc.	36,596	388,284
*Swift Energy Corp.	135,270	2,865,019
*T-3 Energy Services, Inc.	34,989	700,480
#Tesoro Petroleum Corp.	359,016	5,076,486
*Tetra Technologies, Inc.	91,145	862,232
Tidewater, Inc.	54,000	2,250,180
*Toreador Resources Corp.	37,731	321,845
*Trico Marine Services, Inc.	69,540	424,194
*Union Drilling, Inc.	38,839	296,730
#*Unit Corp.	103,566	4,047,359
#*USEC, Inc.	458,132	1,768,390
#*Western Refining, Inc.	232,471	1,304,162
#*Whiting Petroleum Corp.	181,168	10,217,875
*Willbros Group, Inc.	15,361	201,844

Total Energy		141,496,502

Financials — (21.5%)
1st Source Corp.	223,806	3,316,805
21st Century Holding Co.	56,827	260,836
Abington Bancorp, Inc.	138,816	952,278
Access National Corp.	1,000	6,060
Advance America Cash Advance Centers, Inc.	4,652	22,981
*Affirmative Insurance Holdings, Inc.	33,023	132,092
*Allegheny Corp.	11,794	2,948,500
Alliance Bancorp, Inc. of Pennsylvania	650	5,593
Alliance Financial Corp.	4,790	124,732
Allied World Assurance Co. Holdings, Ltd.	121,383	5,433,103
*Altisource Portfolio Solutions SA	12,888	196,542
#*Amcore Financial, Inc.	113,923	89,999
Ameriana Bancorp	1,045	3,449
American Capital, Ltd.	52,100	139,628
*American Equity Investment Life Holding Co.	418,680	2,750,728
American Financial Group, Inc.	275,910	6,787,386
*American Independence Corp.	20,458	90,015
American National Bankshares, Inc.	2,900	62,147
American National Insurance Co.	26,029	2,173,161
American Physicians Capital, Inc.	132,806	3,755,754
*American Safety Insurance Holdings, Ltd.	17,721	262,625
#*AmeriCredit Corp.	350,332	6,183,360
Ameris Bancorp	69,118	407,105
*AMERISAFE, Inc.	128,639	2,384,967
*AmeriServe Financial, Inc.	182,092	318,661
*Anchor Bancorp Wisconsin, Inc.	3,467	2,670

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Appalachian Bancshares, Inc.	909	$182
*Argo Group International Holdings, Ltd.	91,128	3,094,707
Arrow Financial Corp.	16,092	409,220
Aspen Insurance Holdings, Ltd.	206,615	5,330,667
#*Asset Acceptance Capital Corp.	45,178	328,444
Associated Banc-Corp	151,331	1,938,550
Assurant, Inc.	73,570	2,201,950
#Assured Guaranty, Ltd.	256,043	4,245,193
ASTA Funding, Inc.	17,937	117,129
Astoria Financial Corp.	72,114	719,698
*Atlantic American Corp.	6,923	9,173
Atlantic Coast Federal Corp.	10,226	14,828
*Atlantic Southern Financial Group, Inc.	400	696
*Avatar Holdings, Inc.	38,020	619,726
#*B of I Holding, Inc.	40,978	341,757
Baldwin & Lyons, Inc. Class B	58,263	1,328,979
Bancorp Rhode Island, Inc.	5,930	151,334
*Bancorp, Inc.	30,112	153,571
BancorpSouth, Inc.	2,595	58,595
#BancTrust Financial Group, Inc.	33,931	108,919
Bank Mutual Corp.	247,399	1,736,741
#*Bank of Florida Corp.	58,390	85,249
*Bank of Granite Corp.	62,151	32,319
*BankAtlantic Bancorp, Inc.	35,925	52,810
BankFinancial Corp.	137,417	1,297,216
#Banner Corp.	105,560	324,069
Bar Harbor Bankshares	9,963	282,949
#BCB Bancorp, Inc.	1,775	14,644
*Berkshire Bancorp, Inc.	2,534	16,091
Berkshire Hills Bancorp, Inc.	66,866	1,374,096
Boston Private Financial Holdings, Inc.	210,995	1,255,420
Brookline Bancorp, Inc.	131,811	1,290,430
Cadence Financial Corp.	44,680	73,722
California First National Bancorp	16,094	194,576
Camco Financial Corp.	13,888	25,415
Camden National Corp.	33,747	1,037,045
Capital Bank Corp.	2,558	10,872
Capital City Bank Group, Inc.	4,411	51,785
Capital Southwest Corp.	25,174	1,869,421
CapitalSource, Inc.	235,040	836,742
#*Capitol Bancorp, Ltd.	117,982	265,460
Cardinal Financial Corp.	145,302	1,184,211
Carrollton Bancorp	200	1,079
Cascade Financial Corp.	37,309	73,872
Cash America International, Inc.	82	2,481
Cathay General Bancorp	129,843	1,146,514
Center Bancorp, Inc.	37,338	290,490
*Center Financial Corp.	99,225	417,737
CenterState Banks of Florida, Inc.	2,000	15,060
Central Bancorp, Inc.	3,917	31,884
*Central Jersey Bancorp	21,939	106,404
#*Central Pacific Financial Corp.	161,874	228,242
Centrue Financial Corp.	6,860	13,583
CFS Bancorp, Inc.	118,688	557,834
Chemical Financial Corp.	81,900	1,797,705
*Chicopee Bancorp, Inc.	1,000	12,580
#*CIT Group, Inc.	613,700	441,864
Citizens Community Bancorp, Inc.	24,951	100,553
#*Citizens First Bancorp, Inc.	10,661	4,158
Citizens South Banking Corp.	18,073	109,161
#*Citizens, Inc.	174,668	1,053,248

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
City National Corp.	43,001	$1,619,848
*CNA Surety Corp.	241,846	3,497,093
CoBiz Financial, Inc.	44,343	211,516
Codorus Valley Bancorp, Inc.	1,188	7,009
Columbia Banking System, Inc.	127,808	1,878,778
Comerica, Inc.	277,200	7,692,300
Commonwealth Bankshares, Inc.	5,826	25,634
Community Bank System, Inc.	294,258	5,476,141
*Community Capital Corp.	1,239	3,234
Community Trust Bancorp, Inc.	1,960	48,255
*Community West Bancshares	16,252	44,612
Compass Diversified Holdings	46,845	479,224
#*CompuCredit Holdings Corp.	166,281	545,402
#*Conseco, Inc.	216,738	1,129,205
*Consumer Portfolio Services, Inc.	79,513	90,645
*Cowen Group, Inc.	38,918	293,831
*Cowlitz Bancorporation	5,219	6,419
*Crescent Financial Corp.	47,032	191,420
#CVB Financial Corp.	400	3,204
Danvers Bancorp, Inc.	28,495	391,236
*Dearborn Bancorp, Inc.	61,703	30,234
Delphi Financial Group, Inc. Class A	95,471	2,071,721
Dime Community Bancshares, Inc.	19,117	210,096
Donegal Group, Inc. Class A	69,226	1,010,700
Donegal Group, Inc. Class B	6,311	110,506
#*Doral Financial Corp.	39,262	111,504
East West Bancorp, Inc.	163,697	1,478,184
Eastern Insurance Holdings, Inc.	54,171	382,447
Eastern Virginia Bankshares, Inc.	1,500	10,935
ECB Bancorp, Inc.	874	11,799
EMC Insurance Group, Inc.	155,951	3,209,472
*Encore Bancshares, Inc.	25,818	198,799
*Encore Capital Group, Inc.	139,660	2,090,710
#Endurance Specialty Holdings, Ltd.	174,222	6,270,250
Enterprise Financial Services Corp.	20,959	178,780
ESB Financial Corp.	8,257	96,277
ESSA Bancorp, Inc.	62,999	754,098
F.N.B. Corp.	234,973	1,663,609
Farmers Capital Bank Corp.	7,684	85,446
FBL Financial Group, Inc. Class A	61,705	1,243,356
Federal Agricultural Mortgage Corp.	56,289	452,001
Federal Agricultural Mortgage Corp. Class A	500	3,010
Fidelity Bancorp, Inc.	1,900	11,258
Fidelity National Financial, Inc.	205,974	2,795,067
*Fidelity Southern Corp.	17,244	67,078
Financial Federal Corp.	6,120	124,970
Financial Institutions, Inc.	18,059	190,703
*First Acceptance Corp.	101,596	223,511
First Advantage Bancorp	2,023	20,736
First American Corp.	198,075	6,019,499
#First Bancorp (318672102)	249,321	471,217
First Bancorp (318910106)	29,772	403,708
First Bancorp, Inc.	5,884	91,849
*First Bancshares, Inc.	2,300	20,240
First Busey Corp.	179,190	693,465
First Business Financial Services, Inc.	1,900	17,651
*First California Financial Group, Inc.	1,106	4,590
First Citizens BancShares, Inc.	23,844	3,552,756
First Commonwealth Financial Corp.	194,078	1,018,910
First Community Bancshares, Inc.	4,413	51,367
First Defiance Financial Corp.	27,431	395,555

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Federal Bancshares of Arkansas, Inc.	18,162	$68,289
*First Federal of Northern Michigan Bancorp, Inc.	7,436	14,128
First Financial Bancorp	11,900	150,892
First Financial Corp.	64,748	1,795,462
First Financial Holdings, Inc.	27,479	370,692
First Financial Northwest, Inc.	120,447	713,046
First Financial Service Corp.	1,300	11,908
*First Franklin Corp.	1,300	8,970
*First Horizon National Corp.	470,950	5,571,338
*First Keystone Financial, Inc.	2,200	20,625
#First M&F Corp.	6,670	13,540
*First Marblehead Corp. (The)	83,723	164,097
First Merchants Corp.	226,138	1,383,965
First Mercury Financial Corp.	31,287	397,345
First Midwest Bancorp, Inc.	107,340	1,116,336
First Niagara Financial Group, Inc.	382,168	4,907,037
First PacTrust Bancorp, Inc.	13,222	65,846
First Place Financial Corp.	158,729	482,536
#*First Regional Bancorp	20,866	16,484
First Security Group, Inc.	29,107	78,589
#*First State Bancorporation	8,525	8,354
First United Corp.	6,970	76,670
First West Virginia Bancorp, Inc.	780	9,399
Firstbank Corp.	12,251	72,279
*FirstCity Financial Corp.	56,581	381,922
Flagstone Reinsurance Holdings, Ltd.	98,520	1,078,794
Flushing Financial Corp.	53,054	595,796
#FNB United Corp.	35,716	58,931
*Forest City Enterprises, Inc. Class A	148,960	1,298,931
*Forestar Group, Inc.	2,600	38,376
*FPIC Insurance Group, Inc.	83,791	2,834,650
#*Frontier Financial Corp.	900	382
Fulton Financial Corp.	429,069	3,544,110
Genworth Financial, Inc.	525,160	5,577,199
#German American Bancorp, Inc.	65,434	984,127
#Great Southern Bancorp, Inc.	20,800	476,736
#*Greene Bancshares, Inc.	38,183	158,078
*Greenlight Capital Re, Ltd.	100	1,866
*Guaranty Bancorp	319,499	418,544
*Guaranty Federal Bancshares, Inc.	13,552	81,990
#*Habersham Bancorp	943	2,711
*Hallmark Financial Services, Inc.	96,847	742,816
Hampden Bancorp, Inc.	14,065	152,605
#Hampton Roads Bankshares, Inc.	50,594	103,718
Hanover Insurance Group, Inc.	44,821	1,885,171
Harleysville Group, Inc.	238,282	7,465,375
Harleysville National Corp.	180,950	1,042,272
Harleysville Savings Financial Corp.	812	10,069
*Harrington West Financial Group, Inc.	5,500	3,740
*Harris & Harris Group, Inc.	152,503	654,238
Hawthorn Bancshares, Inc.	2,628	25,754
HCC Insurance Holdings, Inc.	161,191	4,253,830
Heartland Financial USA, Inc.	3,317	42,590
*Heritage Commerce Corp.	52,851	139,527
*Heritage Financial Corp.	1,432	17,914
Heritage Financial Group	1,572	12,749
HF Financial Corp.	5,809	63,318
*Hilltop Holdings, Inc.	133,603	1,581,860
Hingham Institution for Savings	200	5,925
*HMN Financial, Inc.	24,044	137,532
Home Federal Bancorp, Inc.	94,853	1,095,552

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
HopFed Bancorp, Inc.	22,294	$226,061
Horace Mann Educators Corp.	321,020	3,990,279
#*Horizon Financial Corp.	12,362	6,428
Huntington Bancshares, Inc.	954,838	3,637,933
IBERIABANK Corp.	62,210	2,694,315
Independence Holding Co.	30,786	170,862
Independent Bank Corp. (453836108)	34,708	738,239
#Independent Bank Corp. (453838104)	124,153	146,501
Indiana Community Bancorp	3,207	28,125
Infinity Property & Casualty Corp.	141,271	5,462,950
Integra Bank Corp.	138,023	118,700
*International Assets Holding Corp.	12,695	228,383
#International Bancshares Corp.	20,405	303,014
#*Intervest Bancshares Corp.	5,962	19,734
*Investors Bancorp, Inc.	40,548	439,540
Investors Title Co.	7,282	225,742
#Janus Capital Group, Inc.	21,800	286,016
Jefferson Bancshares, Inc.	3,955	20,764
JMP Group, Inc.	19,932	167,827
Jones Lang LaSalle, Inc.	77,306	3,621,786
*Knight Capital Group, Inc.	34,890	587,896
*LaBranche & Co., Inc.	78,409	216,409
Lakeland Bancorp, Inc.	108,448	659,364
Lakeland Financial Corp.	112	2,304
Landmark Bancorp, Inc.	1,522	24,451
Legacy Bancorp, Inc.	55,833	533,763
Legg Mason, Inc.	143,841	4,187,212
LNB Bancorp, Inc.	48,953	270,710
#*Louisiana Bancorp, Inc.	4,919	70,243
LSB Corp.	7,757	81,293
LSB Financial Corp.	500	6,080
#M&T Bank Corp.	37,701	2,369,508
#*Macatawa Bank Corp.	86,171	165,448
*Magyar Bancorp, Inc.	4,390	14,706
MainSource Financial Group, Inc.	132,440	772,125
*Market Leader, Inc.	200	400
*Marlin Business Services Corp.	22,799	152,981
Marshall & Ilsley Corp.	294,600	1,567,272
Max Capital Group, Ltd.	53,482	1,104,403
Mayflower Bancorp, Inc.	475	3,396
MB Financial, Inc.	189,300	3,384,684
*MBIA, Inc.	489,612	1,987,825
MBT Financial Corp.	43,272	87,842
*MCG Capital Corp.	155,165	619,108
Meadowbrook Insurance Group, Inc.	377,032	2,537,425
Medallion Financial Corp.	95,372	748,670
#*Mercantile Bancorp, Inc.	4,152	9,342
Mercantile Bank Corp.	10,031	35,811
Mercer Insurance Group, Inc.	39,743	738,425
*Meridian Interstate Bancorp, Inc.	6,313	54,292
Meta Financial Group, Inc.	10,687	233,083
*Metro Bancorp, Inc.	31,088	367,771
MetroCorp Bancshares, Inc.	12,016	43,258
*MF Global, Ltd.	416,217	2,963,465
*MGIC Investment Corp.	189,169	815,318
MicroFinancial, Inc.	38,611	130,891
#MidSouth Bancorp, Inc.	27,600	398,820
MidWestOne Financial Group, Inc.	1,182	9,840
Montpelier Re Holdings, Ltd.	29,438	475,718
MutualFirst Financial, Inc.	11,165	69,781
*Nara Bancorp, Inc.	77,035	566,978

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*National Financial Partners Corp.	122,770	$1,000,576
National Penn Bancshares, Inc.	325,676	1,830,299
*National Western Life Insurance Co. Class A	3,964	698,298
*Navigators Group, Inc.	101,452	5,384,058
*Nelnet, Inc. Class A	144,974	2,033,985
*New Century Bancorp, Inc.	3,600	20,340
New Hampshire Thrift Bancshares, Inc.	8,225	76,081
New Westfield Financial, Inc.	110,618	890,475
NewAlliance Bancshares, Inc.	533,508	5,911,269
*NewBridge Bancorp	32,941	79,058
*Newport Bancorp, Inc.	1,000	12,400
*NewStar Financial, Inc.	81,441	204,417
North Central Bancshares, Inc.	3,500	55,650
*North Valley Bancorp	13,146	36,414
Northeast Bancorp	1,100	10,472
Northeast Community Bancorp, Inc.	50,944	341,325
Northrim Bancorp, Inc.	21,017	316,096
NYMAGIC, Inc.	65,670	938,424
Ocean Shore Holding Co.	200	1,538
OceanFirst Financial Corp.	17,716	168,302
*Ocwen Financial Corp.	62,000	677,660
Old National Bancorp	109,747	1,138,076
#Old Republic International Corp.	573,555	6,125,567
#Old Second Bancorp, Inc.	24,332	130,176
OneBeacon Insurance Group, Ltd.	55,881	666,102
Oriental Financial Group, Inc.	43,432	462,551
#Pacific Capital Bancorp	121,044	156,147
Pacific Continental Corp.	12,104	131,934
*Pacific Mercantile Bancorp	60,104	178,509
*Pacific Premier Bancorp, Inc.	9,368	34,849
Pamrapo Bancorp, Inc.	2,507	16,922
*Park Bancorp, Inc.	500	2,300
#Park National Corp.	2,132	123,827
Parkvale Financial Corp.	6,957	62,683
Patriot National Bancorp	10,431	19,975
#*Penson Worldwide, Inc.	80,194	781,892
Peoples Bancorp of North Carolina	1,200	7,320
Peoples Bancorp, Inc.	55,610	597,251
#*PHH Corp,	218,763	3,535,210
#*Phoenix Cos., Inc. (The)	178,088	566,320
*PICO Holdings, Inc.	127,271	4,319,578
*Pinnacle Financial Partners, Inc.	139,279	1,768,843
#*Piper Jaffray Cos., Inc.	78,800	3,655,532
#Platinum Underwriters Holdings, Ltd.	61,388	2,195,849
*PMA Capital Corp.	348,287	1,664,812
#*PMI Group, Inc. (The)	63,811	154,423
Porter Bancorp, Inc.	3,651	58,124
*Preferred Bank	60,475	153,001
Premier Financial Bancorp, Inc.	8,084	50,808
Presidential Life Corp.	231,485	2,159,755
Princeton National Bancorp, Inc.	5,102	76,734
PrivateBancorp, Inc.	9,400	85,822
*ProAssurance Corp.	98,073	4,931,110
Prosperity Bancshares, Inc.	134,173	4,802,052
Protective Life Corp.	20,700	398,475
Provident Financial Holdings, Inc.	52,378	366,646
Provident Financial Services, Inc.	265,959	2,859,059
Provident New York Bancorp	188,344	1,606,574
Pulaski Financial Corp.	12,074	88,623
QC Holdings, Inc.	104,900	545,480
#Radian Group, Inc.	256,640	1,485,946

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Rainier Pacific Financial Group, Inc.	38,173	$14,506
Reinsurance Group of America, Inc.	159,148	7,336,723
Renasant Corp.	144,024	2,108,511
*Republic First Bancorp, Inc.	5,842	25,705
Resource America, Inc.	56,677	218,773
*Riverview Bancorp, Inc.	32,896	105,596
RLI Corp.	53,748	2,687,400
Rockville Financial, Inc.	19,088	197,561
Rome Bancorp, Inc.	67,122	562,147
*Royal Bancshares of Pennsylvania, Inc. Class A	600	636
Rurban Financial Corp.	1,320	10,032
*Safeguard Scientifics, Inc.	4,100	39,934
Safety Insurance Group, Inc.	88,538	2,963,367
Sanders Morris Harris Group, Inc.	115,206	669,347
#Sandy Spring Bancorp, Inc.	88,987	1,028,690
SCBT Financial Corp.	17,588	455,002
*Seabright Insurance Holdings	139,806	1,563,031
Seacoast Banking Corp. of Florida	105,608	157,356
Selective Insurance Group, Inc.	316,488	4,848,596
Shore Bancshares, Inc.	3,823	62,353
SI Financial Group, Inc.	17,273	75,138
Simmons First National Corp. Class A	140,091	4,099,063
*SLM Corp.	170,983	1,658,535
Smithtown Bancorp, Inc.	33,025	341,809
Somerset Hills Bancorp	16,951	134,082
South Financial Group, Inc.	2,993	2,394
*Southcoast Financial Corp.	12,010	51,103
*Southern Community Financial Corp.	120,522	280,816
*Southern Connecticut Bancorp, Inc.	800	2,688
*Southern First Bancshares, Inc.	9,649	75,745
Southwest Bancorp, Inc.	95,709	941,777
*Specialty Underwriters’ Alliance, Inc.	51	348
State Auto Financial Corp.	167,895	2,729,973
State Bancorp, Inc.	4,908	37,497
StellarOne Corp.	66,272	703,146
Sterling Bancshares, Inc.	158,472	882,689
#*Sterling Financial Corp.	144,934	115,947
*Stewart Information Services Corp.	85,700	766,158
*Stratus Properties, Inc.	39,127	371,706
Student Loan Corp.	8,228	345,987
*Sun Bancorp, Inc.	76,165	309,230
#*Superior Bancorp	14,887	31,560
Susquehanna Bancshares, Inc.	303,162	1,670,423
*Sussex Bancorp	2,715	12,041
SWS Group, Inc.	63,736	852,788
#*Synovus Financial Corp.	653,304	1,450,335
#*Taylor Capital Group, Inc.	30,463	173,639
Teche Holding Co.	1,400	43,470
*Tennessee Commerce Bancorp, Inc.	5,621	29,848
TF Financial Corp.	6,677	124,192
Thomas Properties Group, Inc.	500	1,515
*Thomas Weisel Partners Group, Inc.	70,376	318,803
#*TIB Financial Corp.	22,481	23,830
*Tidelands Bancshares, Inc.	2,800	9,800
*TierOne Corp.	92,611	184,296
Timberland Bancorp, Inc.	59,792	273,249
*Tower Financial Corp.	2,779	12,617
#TowneBank	4,405	50,834
Transatlantic Holdings, Inc.	179,018	9,040,409
*Tree.com, Inc.	19,447	151,881
TriCo Bancshares	12,984	189,826

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Trustmark Corp.	129,527	$2,454,537
#UCBH Holdings, Inc.	286,338	280,611
Umpqua Holdings Corp.	290,837	2,882,195
Unico American Corp.	35,600	355,288
Union Bankshares Corp.	73,995	911,618
*United America Indemnity, Ltd.	49,777	348,937
#United Bankshares, Inc.	90,796	1,620,709
*United Community Banks, Inc.	228,998	929,732
*United Community Financial Corp.	261,527	392,290
United Financial Bancorp, Inc.	111,537	1,433,250
United Fire & Casualty Co.	92,660	1,619,697
*United PanAm Financial Corp.	33,044	99,132
#*United Security Bancshares	967	2,418
United Western Bancorp, Inc.	37,303	136,902
Unitrin, Inc.	260,675	5,109,230
*Unity Bancorp, Inc.	15,011	61,395
Univest Corp. of Pennsylvania	4,099	78,824
*Validus Holdings, Ltd.	219,890	5,563,217
#*Virginia Commerce Bancorp, Inc.	56,677	227,842
VIST Financial Corp.	4,024	23,339
Wainwright Bank & Trust Co.	7,220	48,302
Washington Banking Co.	7,786	73,344
Washington Federal, Inc.	197,653	3,389,749
*Waterstone Financial, Inc.	4,086	13,933
Wayne Savings Bancshares, Inc.	300	1,770
Webster Financial Corp.	104,105	1,177,428
WesBanco, Inc.	216,513	3,063,659
Wesco Financial Corp.	100	32,800
West Bancorporation	93,554	411,638
West Coast Bancorp	8,250	19,058
*Western Alliance Bancorp	104,458	454,392
White Mountains Insurance Group, Ltd.	25,436	7,889,484
#Whitney Holding Corp.	263,941	2,119,446
Wilber Corp.	4,700	31,584
Wilmington Trust Corp.	19,771	238,241
Wilshire Bancorp, Inc.	40,369	284,198
#Wintrust Financial Corp.	108,018	3,047,188
WSB Holdings, Inc.	2,298	5,033
WVS Financial Corp.	1,304	19,873
Yadkin Valley Financial Corp.	45,744	168,338
Zenith National Insurance Corp.	57,094	1,628,892
#Zions Bancorporation	256,376	3,630,284
*ZipRealty, Inc.	39,416	147,810

Total Financials		422,178,386

Health Care — (6.3%)
*Accelrys, Inc.	63,970	347,357
*Adolor Corp.	108,698	157,612
#*Air Methods Corp.	32,246	984,793
*Albany Molecular Research, Inc.	256,910	2,091,247
*Allied Healthcare International, Inc.	211,070	561,446
*Allied Healthcare Products, Inc.	26,236	143,511
*Allion Healthcare, Inc.	113,493	730,895
*American Dental Partners, Inc.	67,661	804,489
*American Shared Hospital Services	8,624	22,422
*AMICAS, Inc.	244,011	768,635
*AMN Healthcare Services, Inc.	61,025	507,728
*AngioDynamics, Inc.	191,153	2,886,410
*Anika Therapeutics, Inc.	49,300	360,876
*Animal Health International, Inc.	100	243
#*ARCA Biopharma, Inc.	3,350	8,878

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Assisted Living Concepts, Inc.	46,917	$972,120
*Bioanalytical Systems, Inc.	12,419	14,033
*BioScrip, Inc.	199,013	1,500,558
*BMP Sunstone Corp.	8,673	31,570
#*Brookdale Senior Living, Inc.	67,034	1,128,853
*Caliper Life Sciences, Inc.	213,467	471,762
*Cambrex Corp.	186,600	1,119,600
*Cantel Medical Corp.	126,736	2,035,380
*Capital Senior Living Corp.	245,552	1,298,970
*Cardiac Science Corp.	137,450	481,075
*CardioNet, Inc.	6,314	37,316
*Celera Corp.	128,503	795,434
#*Community Health Systems, Inc.	284,500	8,899,160
*CONMED Corp.	289,759	6,139,993
*Continucare Corp.	25,655	67,216
#Cooper Cos., Inc.	121,300	3,397,613
*Coventry Health Care, Inc.	187,187	3,711,918
*Cross Country Healthcare, Inc.	281,547	2,325,578
*Cutera, Inc.	83,682	753,975
*Cynosure, Inc.	10,200	102,204
Daxor Corp.	10,080	136,584
*Digirad Corp.	2,694	6,600
*Dynacq Healthcare, Inc.	7,262	23,384
#*Emeritus Corp.	9,551	178,222
*ev3, Inc.	152,835	1,800,396
*Five Star Quality Care, Inc.	33,359	115,089
*Fresenius Kabi Pharmaceuticals Holding, Inc.	135,270	62,901
*Gentiva Health Services, Inc.	151,714	3,641,136
#*Greatbatch, Inc.	100,828	1,983,287
*Harvard Bioscience, Inc.	95,256	344,827
*Health Net, Inc.	107,769	1,606,836
*HealthSpring, Inc.	273,045	3,912,735
*HealthTronics, Inc.	268,771	615,486
*Healthways, Inc.	104,846	1,685,924
Hill-Rom Holdings, Inc.	156,600	3,067,794
#*Hi-Tech Pharmacal Co., Inc.	39,440	719,386
*Home Diagnostics, Inc.	37,726	235,788
*IntegraMed America, Inc.	89,545	761,132
#Invacare Corp.	153,248	3,437,353
*InVentiv Health, Inc.	78,752	1,337,209
#*Inverness Medical Innovations, Inc.	142,480	5,415,665
*Iridex Corp.	17,366	35,600
*Kendle International, Inc.	200	3,376
Kewaunee Scientific Corp.	10,051	130,261
*Kindred Healthcare, Inc.	155,000	2,278,500
#*King Pharmaceuticals, Inc.	650,171	6,586,232
*K-V Pharmaceutical Co.	2,600	9,880
*Lannet Co., Inc.	27,044	181,736
*LCA-Vision, Inc.	113,248	509,616
*LeMaitre Vascular, Inc.	11,882	50,736
*Lexicon Pharmaceuticals, Inc.	40,658	53,262
#*LifePoint Hospitals, Inc.	162,149	4,593,681
*Matrixx Initiatives, Inc.	4,400	19,800
*Maxygen, Inc.	188,843	1,053,744
*MedCath Corp.	143,093	1,174,794
*MediciNova, Inc.	2,650	16,443
*Misonix, Inc.	28,468	72,309
#*Molina Healthcare, Inc.	700	13,104
*National Dentex Corp.	6,141	49,128
*Nighthawk Radiology Holdings, Inc.	36,920	221,151
#*NovaMed, Inc.	90,959	366,565

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*NxStage Medical, Inc.	17,639	$98,426
*Odyssey Healthcare, Inc.	159,825	2,227,960
Omnicare, Inc.	341,925	7,409,515
*Osteotech, Inc.	167,822	724,991
*OTIX Global, Inc.	105,112	90,396
*Par Pharmaceutical Cos., Inc.	84,491	1,771,776
*PDI, Inc.	95,738	480,605
*Prospect Medical Holdings, Inc.	26,150	104,600
*Regeneration Technologies, Inc.	148,421	581,810
*RehabCare Group, Inc.	36,500	684,375
*Res-Care, Inc.	138,420	1,665,193
*Salix Pharmaceuticals, Ltd.	21,122	388,434
*Skilled Healthcare Group, Inc.	37,960	305,198
*Solta Medical, Inc.	700	1,547
Span-American Medical System, Inc.	12,454	171,990
*SRI/Surgical Express, Inc.	22,799	53,806
*Strategic Diagnostics, Inc.	33,915	57,316
*Sun Healthcare Group, Inc.	5,043	45,790
*SunLink Health Systems, Inc.	4,759	11,184
#*Sunrise Senior Living, Inc.	112,207	466,781
*Symmetry Medical, Inc.	19,706	157,648
Teleflex, Inc.	2,805	139,549
*Theragenics Corp.	223,700	301,995
*Tomotherapy, Inc.	92,595	307,415
*Triple-S Management Corp.	54,727	913,941
*Universal American Corp.	259,300	2,593,000
#*Viropharma, Inc.	365,703	2,757,401
*Vital Images, Inc.	56,893	649,149
*Watson Pharmaceuticals, Inc.	78,736	2,710,093
*WellCare Health Plans, Inc.	1,285	33,577
Young Innovations, Inc.	35,382	836,784
*Zoll Medical Corp.	48	932

Total Health Care		122,911,699

Industrials — (13.0%)
A.O. Smith Corp.	69,500	2,754,285
#*AAR Corp.	118,476	2,323,314
Aceto Corp.	220,642	1,222,357
*AeroCentury Corp.	4,464	91,512
#*AGCO Corp.	59,000	1,658,490
Aircastle, Ltd.	161,392	1,278,225
#*AirTran Holdings, Inc.	51,900	219,537
Alamo Group, Inc.	66,795	915,092
*Alaska Air Group, Inc.	144,700	3,721,684
Albany International Corp.	33,200	553,112
Alexander & Baldwin, Inc.	120,438	3,472,228
*Allied Defense Group, Inc.	44,901	282,876
*Altra Holdings, Inc.	45,945	402,938
*Amerco, Inc.	93,653	3,958,712
American Railcar Industries, Inc.	55,221	552,210
*American Reprographics Co.	16,200	97,200
American Woodmark Corp.	61,666	1,212,970
Ameron International Corp.	71,200	4,199,376
Ampco-Pittsburgh Corp.	20,521	552,015
*AMREP Corp.	6,620	80,565
Apogee Enterprises, Inc.	63,711	843,534
Applied Industrial Technologies, Inc.	272,225	5,507,112
*Argon ST, Inc.	105,268	1,957,985
Arkansas Best Corp.	80,415	2,076,315
#*Armstrong World Industries, Inc.	80,400	2,994,900
#*Arotech Corp.	33,113	65,233

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*AT Cross Co.	70,005	$262,519
*ATC Technology Corp.	95,750	2,001,175
*Atlas Air Worldwide Holdings, Inc.	31,810	836,285
*Avalon Holding Corp. Class A	12,927	32,318
#*Avis Budget Group, Inc.	112,341	943,664
#Baldor Electric Co.	70,889	1,832,481
Barnes Group, Inc.	62,835	995,935
Barrett Business Services, Inc.	17,070	198,012
*BE Aerospace, Inc.	32,600	577,998
#*Beacon Roofing Supply, Inc.	5,663	81,321
*BlueLinx Holdings, Inc.	126,483	370,595
*Bowne & Co., Inc.	178,775	1,167,401
Briggs & Stratton Corp.	127,421	2,382,773
*BTU International, Inc.	891	4,526
#*Builders FirstSource, Inc.	74,425	289,513
#*C&D Technologies, Inc.	50,332	92,108
*CAI International, Inc.	21,345	160,088
Cascade Corp.	20,390	506,488
*Casella Waste Systems, Inc.	16,708	46,615
CDI Corp.	138,950	1,692,411
*CECO Environmental Corp.	12,485	46,569
*Celadon Group, Inc.	95,943	936,404
#*Cenveo, Inc.	8,421	59,621
*Ceradyne, Inc.	83,612	1,347,825
*Champion Industries, Inc.	41,991	76,424
*Chase Corp.	684	8,208
Chicago Rivet & Machine Co.	1,073	13,037
CIRCOR International, Inc.	97,615	2,660,009
#*Coleman Cable, Inc.	6,573	22,808
*Columbus McKinnon Corp.	46,322	766,629
*Commercial Vehicle Group, Inc.	36,850	174,300
CompX International, Inc.	2,700	18,981
*Consolidated Graphics, Inc.	56,195	1,127,272
*Cornell Cos., Inc.	133,400	3,046,856
Courier Corp.	161	2,388
*Covenant Transportation Group, Inc.	85,024	428,521
*CPI Aerostructures, Inc.	19,296	131,985
*CRA International, Inc.	20,030	495,742
#*Dollar Thrifty Automotive Group, Inc.	25,700	475,707
Ducommun, Inc.	75,133	1,278,764
*Dycom Industries, Inc.	106,866	1,055,836
#*Eagle Bulk Shipping, Inc.	30,300	143,622
Eastern Co.	37,161	593,461
Ecology & Environment, Inc. Class A	7,958	115,391
*EMCOR Group, Inc.	27,073	639,464
#Encore Wire Corp.	85,599	1,776,179
#*Energy Conversion Devices, Inc.	35,110	378,135
*EnerSys, Inc.	69,516	1,536,304
Ennis, Inc.	174,699	2,646,690
#*EnPro Industries, Inc.	116,417	2,628,696
Espey Manufacturing & Electronics Corp.	10,570	205,058
*Esterline Technologies Corp.	117,300	4,939,503
#*Evergreen Solar, Inc.	41,007	59,460
*ExpressJet Holdings, Inc.	31,749	95,247
Federal Signal Corp.	191,024	1,172,887
*First Advantage Corp.	39,759	699,758
*Flanders Corp.	12,351	62,249
*Franklin Covey Co.	83,265	434,643
Frozen Food Express Industries, Inc.	131,556	381,512
G & K Services, Inc. Class A	60,117	1,331,592
*Gardner Denver Machinery, Inc.	12,904	463,383

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
GATX Corp.	170,900	$4,645,062
#*Genco Shipping & Trading, Ltd.	46,000	914,940
*Gencor Industries, Inc.	29,856	223,920
*Gibraltar Industries, Inc.	123,933	1,340,955
*GP Strategies Corp.	98,944	696,566
Great Lakes Dredge & Dock Corp.	109,533	671,437
*Greenbrier Cos., Inc.	99,612	884,555
*Griffon Corp.	232,921	2,042,717
*H&E Equipment Services, Inc.	108,583	1,150,980
Hardinge, Inc.	76,964	404,061
*Herley Industries, Inc.	151,895	1,717,932
#*Hertz Global Holdings, Inc.	704,289	6,556,931
#*Hoku Scientific, Inc.	100	220
Horizon Lines, Inc.	43,530	228,532
*Hudson Highland Group, Inc.	98,517	319,195
*Hurco Cos., Inc.	27,892	443,483
*ICT Group, Inc.	64,754	1,026,351
*Innovative Solutions & Support, Inc.	2,164	9,868
*Insituform Technologies, Inc. Class A	32,798	695,318
Insteel Industries, Inc.	45,215	502,791
#*Interline Brands, Inc.	147,362	2,151,485
International Shipholding Corp.	28,372	940,532
*Intersections, Inc.	82,366	469,486
#*JetBlue Airways Corp.	350,964	1,740,781
*Kadant, Inc.	129,724	1,672,142
Kaman Corp. Class A	66,637	1,376,720
#*Kansas City Southern	123,333	2,988,359
*Kelly Services, Inc. Class A	129,612	1,436,101
Kennametal, Inc.	27,000	636,120
*Key Technology, Inc.	10,312	111,885
*Kforce, Inc.	99,697	1,169,446
Kimball International, Inc. Class B	180,974	1,357,305
*Korn/Ferry International	14,500	231,420
*Kratos Defense & Security Solutions, Inc.	6,500	70,720
L.S. Starrett Co. Class A	18,664	191,306
*Ladish Co., Inc.	55,940	724,982
Lawson Products, Inc.	33,900	527,145
*Layne Christensen Co.	51,447	1,332,477
*LECG Corp.	91,634	316,137
*LGL Group, Inc.	10,433	29,838
*LMI Aerospace, Inc.	13,354	143,823
LSI Industries, Inc.	84,861	593,178
*Lydall, Inc.	131,546	657,730
*M&F Worldwide Corp.	176,418	3,754,175
*Magnetek, Inc.	28,384	35,480
#Manitowoc Co., Inc. (The)	83,953	767,330
*Marten Transport, Ltd.	169,388	2,971,066
McGrath Rentcorp	25,030	494,342
*Metalico, Inc.	286,968	1,159,351
*MFRI, Inc.	53,154	357,195
*Miller Industries, Inc.	41,762	419,708
#*Mobile Mini, Inc.	116,111	1,683,610
*Moog, Inc.	9,303	232,296
*MPS Group, Inc.	544,200	7,357,584
Mueller Industries, Inc.	54,340	1,285,684
Mueller Water Products, Inc.	381,916	1,710,984
NACCO Industries, Inc. Class A	27,400	1,633,040
National Technical Systems, Inc.	104,047	590,987
*NN, Inc.	160,834	715,711
#*Northwest Pipe Co.	81,700	2,459,170
#*Ocean Power Technologies, Inc.	7,141	43,274

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*On Assignment, Inc.	150,504	$909,044
*Oshkosh Truck Corp. Class B	193,927	6,062,158
*Owens Corning, Inc.	268,753	5,942,129
*P.A.M. Transportation Services, Inc.	60,286	467,819
*Pacer International, Inc.	49,283	140,949
*Park-Ohio Holdings Corp.	45,885	285,405
*Patrick Industries, Inc.	6,319	12,638
*Patriot Transportation Holding, Inc.	9,309	819,192
*PGT, Inc.	5,400	13,338
*Pinnacle Airlines Corp.	36,802	221,916
*Plug Power, Inc.	50,313	43,269
#*Polypore International, Inc.	34,200	374,832
Portec Rail Products, Inc.	14,102	122,828
*PowerSecure International, Inc.	83,099	691,384
Preformed Line Products Co.	20,974	807,499
Providence & Worcester Railroad Co.	12,000	133,500
Quanex Building Products Corp.	13,125	195,169
#*Quixote Corp.	2,351	4,843
R. R. Donnelley & Sons Co.	62,605	1,257,108
*RCM Technologies, Inc.	93,190	211,541
#Regal-Beloit Corp.	82,895	3,886,118
*Republic Airways Holdings, Inc.	324,320	2,597,803
Robbins & Myers, Inc.	5,026	116,603
*Rush Enterprises, Inc. Class A	263,181	2,873,937
*Rush Enterprises, Inc. Class B	51,902	474,903
Ryder System, Inc.	255,543	10,362,269
*Saia, Inc.	132,286	1,939,313
*Sauer-Danfoss, Inc.	58,580	421,776
Schawk, Inc.	136,772	1,343,101
#*School Specialty, Inc.	29,471	655,730
Seaboard Corp.	2,323	3,138,373
Servotronics, Inc.	5,550	41,070
*SIFCO Industries, Inc.	13,489	180,078
SkyWest, Inc.	229,708	3,209,021
*SL Industries, Inc.	4,699	38,532
*Sparton Corp.	21,257	88,217
*Spherion Corp.	140,970	697,802
Standex International Corp.	85,425	1,501,772
Steelcase, Inc. Class A	191,605	1,105,561
*Sunair Electronics, Inc.	5,336	14,247
Superior Uniform Group, Inc.	39,336	346,157
*Supreme Industries, Inc.	15,254	35,999
*Sypris Solutions, Inc.	24,414	75,683
TAL International Group, Inc.	59,620	707,093
*TeamStaff, Inc.	1,296	1,296
Technology Research Corp.	27,760	99,936
*Tecumseh Products Co. Class A	20,164	210,714
*Tecumseh Products Co. Class B	7,143	74,073
#Textainer Group Holdings, Ltd.	3,705	55,797
Timken Co.	119,437	2,631,197
Titan International, Inc.	18,128	152,275
*Titan Machinery, Inc.	700	7,511
Todd Shipyards Corp.	32,526	542,534
*TRC Cos., Inc.	93,576	296,636
Tredegar Industries, Inc.	257,286	3,506,808
*Trimas Corp.	469,512	2,112,804
Trinity Industries, Inc.	171,931	2,902,195
Triumph Group, Inc.	42,820	2,004,404
*Tufco Technologies, Inc.	3,375	8,471
#*Tutor Perini Corp.	132,280	2,334,742
Twin Disc, Inc.	32,910	309,025

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*U.S. Home Systems, Inc.	7,102	$16,761
*United Capital Corp.	4,025	73,094
*United Rentals, Inc.	200,220	1,900,088
Universal Forest Products, Inc.	62,910	2,244,629
*URS Corp.	23,200	901,552
*USA Truck, Inc.	63,539	713,543
#*USG Corp.	143,905	1,890,912
*Valpey Fisher Corp.	13,337	16,271
*Versar, Inc.	300	1,152
Viad Corp.	65,784	1,151,220
*Vicor Corp.	20,100	137,082
Virco Manufacturing Corp.	24,957	69,380
*Volt Information Sciences, Inc.	126,865	1,028,875
*Wabash National Corp.	9,900	19,404
*Waste Services, Inc.	130,812	858,127
Watts Water Technologies, Inc.	83,601	2,361,728
*WCA Waste Corp.	76,693	307,539
Werner Enterprises, Inc.	210,051	3,938,456
*Willis Lease Finance Corp.	35,581	452,946
#*YRC Worldwide, Inc.	93,575	341,549

Total Industrials		255,203,487

Information Technology — (13.4%)
*3Com Corp.	538,083	2,765,747
*Acorn Energy, Inc.	18,133	126,750
*Actel Corp.	199,102	2,373,296
*ActivIdentity Corp.	343,997	780,873
*Adaptec, Inc.	620,985	1,980,942
#*ADC Telecommunications, Inc.	115,100	746,999
*Adept Technology, Inc.	1,000	2,400
*Advanced Analogic Technologies, Inc.	3,600	11,340
#*Advanced Energy Industries, Inc.	24,752	302,222
*Aehr Test Systems	9,509	12,552
*Aetrium, Inc.	1,210	3,376
Agilysys, Inc.	208,773	983,321
American Software, Inc. Class A	59,529	386,939
*Amtech Systems, Inc.	49,174	265,540
*Anadigics, Inc.	345,546	1,109,203
*Anaren, Inc.	164,331	2,402,519
*Applied Micro Circuits Corp.	88,106	688,989
#*Arris Group, Inc.	358,027	3,673,357
*Arrow Electronics, Inc.	272,551	6,906,442
Astro-Med, Inc.	18,213	112,921
*AuthenTec, Inc.	4,300	10,621
*Avid Technology, Inc.	171,516	2,166,247
*Avocent Corp.	168,208	4,183,333
AVX Corp.	330,675	3,743,241
*Aware, Inc.	33,667	78,781
*AXT, Inc.	151,725	350,485
Bel Fuse, Inc. Class A	10,162	180,477
Bel Fuse, Inc. Class B	47,372	857,433
*Benchmark Electronics, Inc.	267,505	4,494,084
Black Box Corp.	45,632	1,209,704
*Brightpoint, Inc.	52,942	390,183
*Brooks Automation, Inc.	150,881	1,038,061
*BSQUARE Corp.	35,400	82,128
*CalAmp Corp.	26,470	82,322
*California Micro Devices Corp.	137,276	410,455
*Cascade Microtech, Inc.	69,877	377,336
*CEVA, Inc.	93,057	942,667
*Checkpoint Systems, Inc.	102,761	1,394,467

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ciber, Inc.	451,864	$1,455,002
#*Ciena Corp.	300,791	3,528,278
Cohu, Inc.	161,625	1,839,292
*Comarco, Inc.	38,000	119,700
•#*Commerce One LLC	110	—
Communications Systems, Inc.	39,848	437,531
*Concurrent Computer Corp.	32,991	126,685
*Convergys Corp.	165,029	1,790,565
*CPI International, Inc.	42,021	416,008
*Cray, Inc.	33,500	249,910
*CSP, Inc.	4,766	17,539
CTS Corp.	292,338	2,619,348
*CyberOptics Corp.	73,404	442,626
#*Cypress Semiconductor Corp.	336,209	2,834,242
*Datalink Corp.	9,580	38,128
*Dataram Corp.	30,882	83,073
*DDi Corp.	52,992	214,618
*Digi International, Inc.	192,083	1,527,060
*Digimarc Corp.	24,157	338,198
*Ditech Networks, Inc.	212,832	272,425
*DivX, Inc.	7,366	35,430
*Dot Hill Systems Corp.	43,040	78,333
*Double-Take Software, Inc.	19,500	180,765
*DSP Group, Inc.	126,082	728,754
*Dynamics Research Corp.	33,374	427,521
*EchoStar Corp.	107,998	1,961,244
*Edgewater Technology, Inc.	78,198	222,864
*EFJohnson Technologies, Inc.	23,908	32,276
Electro Rent Corp.	130,092	1,393,285
*Electro Scientific Industries, Inc.	246,939	2,701,513
*Electronics for Imaging, Inc.	183,168	2,135,739
*EMS Technologies, Inc.	76,434	1,332,245
*Emulex Corp.	264,604	2,672,500
*Endwave Corp.	60,536	141,049
*Entegris, Inc.	145,960	548,810
*Epicor Software Corp.	320,600	2,475,032
#*EPIQ Systems, Inc.	75,753	955,245
*ePlus, Inc.	24,001	360,975
*Euronet Worldwide, Inc.	132,668	3,137,598
*Exar Corp.	197,148	1,360,321
*Fairchild Semiconductor Corp. Class A	289,223	2,163,388
Fidelity National Information Services, Inc.	16,188	352,251
*FormFactor, Inc.	8,984	152,638
*Frequency Electronics, Inc.	21,164	93,122
*FSI International, Inc.	97,000	112,520
*Gerber Scientific, Inc.	207,688	959,519
*Globecomm Systems, Inc.	104,065	703,479
*GSI Technology, Inc.	92,290	333,167
*GTSI Corp.	93,664	697,797
*Hackett Group, Inc.	229,511	716,074
*Harmonic, Inc.	170,805	896,726
*Harris Stratex Networks, Inc. Class A	87,659	552,252
*Hauppauge Digital, Inc.	3,155	2,524
#*Henry Bros. Electronics, Inc.	11,562	54,804
*Hutchinson Technology, Inc.	36,006	209,555
*Hypercom Corp.	114,851	327,325
*I.D. Systems, Inc.	59,298	216,438
*IAC/InterActiveCorp	403,904	7,649,942
*ICx Technologies, Inc.	4,595	23,205
*Ikanos Communications, Inc.	159,714	276,305
*Imation Corp.	104,708	923,525

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*infoGROUP, Inc.	102,751	$674,047
*InfoSpace, Inc.	129,641	1,111,023
*Ingram Micro, Inc.	412,271	7,276,583
*Insight Enterprises, Inc.	80,616	848,080
*Integral Systems, Inc.	1,890	15,876
*Integrated Device Technology, Inc.	469,184	2,758,802
*Integrated Silicon Solution, Inc.	228,703	800,460
*Intelli-Check, Inc.	2,727	4,009
*Internap Network Services Corp.	198,622	635,590
*International Rectifier Corp.	91,300	1,668,964
*Internet Brands, Inc.	195,909	1,457,563
*Internet Capital Group, Inc.	436,786	3,175,434
*Interphase Corp.	43,384	103,254
*Intevac, Inc.	132,621	1,352,734
*IntriCon Corp.	8,166	27,560
*INX, Inc.	3,900	26,208
*Ixia	41,859	278,362
*IXYS Corp.	115,082	771,049
*JDA Software Group, Inc.	131,687	2,612,670
*JDS Uniphase Corp.	408,006	2,280,754
Keithley Instruments, Inc.	41,744	136,085
*KEY Tronic Corp.	72,852	164,646
*Keynote Systems, Inc.	96,456	985,780
*Kopin Corp.	246,740	1,095,526
*KVH Industries, Inc.	37,815	397,058
#*L-1 Identity Solutions, Inc.	363,008	2,145,377
*Lattice Semiconductor Corp.	647,793	1,237,285
*Lawson Software, Inc.	173,000	1,091,630
*LeCroy Corp.	67,616	252,884
*Lionbridge Technologies, Inc.	74,146	154,965
*LoJack Corp.	1,373	5,794
*LookSmart, Ltd.	135,597	177,632
*Loral Space & Communications, Inc.	72,134	1,905,780
*Mace Security International, Inc.	64,702	54,350
Marchex, Inc. Class B	30,549	138,387
*Mattson Technology, Inc.	13,046	27,658
*Measurement Specialties, Inc.	22,732	175,264
*MEMSIC, Inc.	6,072	20,645
*Mercury Computer Systems, Inc.	106,517	1,139,732
#*Merix Corp.	4,239	6,740
*Merrimac Industries, Inc.	11,871	93,781
Methode Electronics, Inc.	232,765	1,687,546
*Micron Technology, Inc.	423,015	2,872,272
*Microtune, Inc.	16,200	27,702
#*MKS Instruments, Inc.	269,445	4,214,120
*ModusLink Global Solutions, Inc.	232,266	1,909,227
*MoSys, Inc.	36,950	87,202
*Multi-Fineline Electronix, Inc.	15,578	424,500
*Nanometrics, Inc.	120,927	991,601
*Napco Security Technologies, Inc.	2,643	5,075
*Network Equipment Technologies, Inc.	84,757	279,698
*Newport Corp.	229,940	1,710,754
*Nu Horizons Electronics Corp.	117,606	457,485
O.I. Corp.	8,610	61,777
*Occam Networks, Inc.	26,277	78,305
*OmniVision Technologies, Inc.	204,589	2,508,261
*Online Resources Corp.	23,209	121,847
*Oplink Communications, Inc.	129,469	1,920,025
OPNET Technologies, Inc.	65,270	711,443
*Opnext, Inc.	89,922	221,208
*Optelecom-NKF, Inc.	4,562	17,929

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Optical Cable Corp.	64,334	$194,289
*ORBCOMM, Inc.	5,000	11,850
*OSI Systems, Inc.	73,747	1,447,654
*PAR Technology Corp.	66,596	362,948
*PC Connection, Inc.	250,745	1,474,381
*PC Mall, Inc.	125,762	891,653
*PC-Tel, Inc.	112,140	657,140
*PDF Solutions, Inc.	2,290	8,107
*Perceptron, Inc.	82,835	279,154
*Perficient, Inc.	8,200	66,748
*Performance Technologies, Inc.	67,536	189,776
*Pericom Semiconductor Corp.	300,372	2,826,501
*Perot Systems Corp.	4,391	131,467
*Pervasive Software, Inc.	213,624	1,046,758
#*Photronics, Inc.	223,635	934,794
*Planar Systems, Inc.	16,267	36,926
Plantronics, Inc.	55,675	1,342,324
*PLATO Learning, Inc.	44,289	195,757
*PLX Technology, Inc.	105,996	332,827
*Presstek, Inc.	18,573	31,574
•*Price Communications Liquidation Trust	262,880	35,904
Qualstar Corp.	101,200	193,292
*RadiSys Corp.	123,582	1,051,683
*RealNetworks, Inc.	642,872	2,295,053
*RF Industries, Ltd.	1,555	6,173
Richardson Electronics, Ltd.	76,602	432,801
*Rofin-Sinar Technologies, Inc.	113,400	2,432,430
*Rovi Corp.	225,865	6,222,581
*Rudolph Technologies, Inc.	168,407	1,067,700
*S1 Corp.	492,785	2,956,710
*Sandisk Corp.	371,916	7,616,840
*Sanmina-SCI Corp.	30,300	194,526
*SCM Microsystems, Inc.	104,195	262,571
*SeaChange International, Inc.	297,893	2,016,736
*Selectica, Inc.	43,380	12,580
*Semitool, Inc.	122,871	867,469
Servidyne, Inc.	18,317	38,374
#*Sigma Designs, Inc.	6,900	82,869
*Silicon Graphics International Corp.	52,778	314,557
*Silicon Image, Inc.	1,584	3,342
*Silicon Storage Technology, Inc.	805,599	1,635,366
#*Skyworks Solutions, Inc.	137,405	1,433,134
*Smart Modular Technologies (WWH), Inc.	56,901	231,018
*Smith Micro Software, Inc.	30,875	280,345
*SonicWALL, Inc.	358,589	2,847,197
#*Soundbite Communications, Inc.	2,200	6,600
*Spectrum Control, Inc.	71,048	600,356
*Standard Microsystems Corp.	63,940	1,231,484
*StarTek, Inc.	88,175	511,415
*Support.com, Inc.	181,438	435,451
*Sycamore Networks, Inc.	1,279,954	3,647,869
*Symmetricom, Inc.	333,535	1,597,633
*Symyx Technologies, Inc.	11,400	66,918
#*SYNNEX Corp.	215,600	5,547,388
#*Tech Data Corp.	136,956	5,263,219
Technitrol, Inc.	53,792	419,040
*TechTarget, Inc.	78,278	493,151
*TechTeam Global, Inc.	98,368	770,221
*Telular Corp.	85,343	253,469
#*Teradyne, Inc.	462,812	3,873,736
Tessco Technologies, Inc.	24,013	407,020

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
TheStreet.com, Inc.	142,538	$354,920
#*THQ, Inc.	118,042	617,360
*Tier Technologies, Inc. Class B	212,891	1,741,448
*Tollgrade Communications, Inc.	78,752	468,574
*Track Data Corp.	13,582	54,464
*Transact Technologies, Inc.	2,304	13,064
*Trident Microsystems, Inc.	6,700	12,596
*Triquint Semiconductor, Inc.	840,460	4,530,079
*TSR, Inc.	10,164	21,751
*TTM Technologies, Inc.	255,932	2,602,828
*Ultra Clean Holdings, Inc.	39,863	219,645
*Ultratech, Inc.	40,582	524,319
United Online, Inc.	142,904	1,143,232
#*UTStarcom, Inc.	598,015	1,082,407
#*ValueClick, Inc.	91,368	899,061
*Vicon Industries, Inc.	36,465	246,139
*Video Display Corp.	7,370	36,002
*Virage Logic Corp.	71,360	421,024
*Virtusa Corp.	399,700	3,589,306
*Vishay Intertechnology, Inc.	183,390	1,142,520
*Web.com Group, Inc.	88,082	620,097
*Winland Electronics, Inc.	2,540	1,892
*Wireless Ronin Technologies, Inc.	13,102	42,975
*Wireless Telecom Group, Inc.	27,830	18,646
*WPCS International, Inc.	9,723	29,363
*X-Rite, Inc.	200	400
*ZiLOG, Inc.	30,342	81,923
*Zoran Corp.	324,124	2,874,980
*Zygo Corp.	90,529	625,555

Total Information Technology		262,005,453

Materials — (5.5%)
A. Schulman, Inc.	260,326	4,521,863
A.M. Castle & Co.	171,894	1,937,245
*American Pacific Corp.	39,481	279,525
Arch Chemicals, Inc.	16,892	467,739
Ashland, Inc.	117,800	4,068,812
*Boise, Inc.	14,700	70,266
*Brush Engineered Materials, Inc.	104,000	1,918,800
*Buckeye Technologies, Inc.	215,900	1,934,464
*BWAY Holding Co.	43,721	776,922
Cabot Corp.	162,798	3,570,160
#Carpenter Technology Corp.	105,464	2,217,908
#*Century Aluminum Co.	82,000	710,940
#*Coeur d’Alene Mines Corp.	95,930	1,926,274
Commercial Metals Co.	179,374	2,661,910
*Continental Materials Corp.	50	550
*Core Molding Technologies, Inc.	7,224	20,299
Cytec Industries, Inc.	97,591	3,237,093
#*Domtar Corp.	53,527	2,242,246
*Ferro Corp.	46,458	284,788
*Flotek Industries, Inc.	32,700	52,647
Friedman Industries, Inc.	55,040	317,581
*Graphic Packaging Holding Co.	776,525	1,778,242
H.B. Fuller Co.	294	5,618
*Haynes International, Inc.	29,371	831,787
*Headwaters, Inc.	104,819	431,854
#*Hecla Mining Co.	155,101	637,465
*Horsehead Holding Corp.	118,750	1,131,688
Huntsman Corp.	280,100	2,226,795
*ICO, Inc.	74,473	285,976

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Innospec, Inc.	16,244	$192,004
Kaiser Aluminum Corp.	50,513	2,017,994
*KapStone Paper & Packaging Corp.	43,058	298,823
*Kronos Worldwide, Inc.	40,756	544,908
*Landec Corp.	71,200	465,648
#*Louisiana-Pacific Corp.	183,300	962,325
MeadWestavco Corp.	317,600	7,250,808
*Mercer International, Inc.	4,180	8,945
Minerals Technologies, Inc.	46,819	2,306,304
#*Mines Management, Inc.	38,772	91,502
*Mod-Pac Corp.	6,879	19,880
Myers Industries, Inc.	202,522	1,776,118
Neenah Paper, Inc.	86,988	900,326
NL Industries, Inc.	33,306	206,497
*Northern Technologies International Corp.	19,155	148,451
Olympic Steel, Inc.	104,913	2,654,299
*OM Group, Inc.	169,000	4,566,380
P.H. Glatfelter Co.	173,288	1,831,654
*Penford Corp.	63,394	374,025
*PolyOne Corp.	340,579	1,900,431
Quaker Chemical Corp.	68,632	1,413,819
*Ready Mix, Inc.	9,185	28,474
Reliance Steel & Aluminum Co.	206,415	7,530,019
*Rock of Ages Corp.	7,450	26,522
Rock-Tenn Co. Class A	7,807	341,947
#*Rockwood Holdings, Inc.	47,446	943,226
*RTI International Metals, Inc.	86,100	1,783,131
Schnitzer Steel Industries, Inc. Class A	80,006	3,459,459
Schweitzer-Maudoit International, Inc.	21,833	1,127,674
Sensient Technologies Corp.	5,173	130,825
*Spartech Corp.	56,957	545,078
Steel Dynamics, Inc.	193,358	2,589,064
#*Stillwater Mining Co.	225,946	1,400,865
*Synalloy Corp.	19,323	174,680
Temple-Inland, Inc.	175,762	2,715,523
#Texas Industries, Inc.	65,900	2,193,811
*U.S. Concrete, Inc.	343,043	552,299
#*U.S. Gold Corp.	8,181	22,089
*Universal Stainless & Alloy Products, Inc.	44,949	678,280
*Wausau Paper Corp.	402,705	3,531,723
Westlake Chemical Corp.	205,655	4,995,360
#Worthington Industries, Inc.	237,788	2,627,557
#*Zoltek Cos., Inc.	88,654	789,907

Total Materials		108,666,111

Other — (0.0%)
•Allen Organ Co. Escrow Shares	400	658
•*ePresence, Inc. Escrow Shares	49,500	—
•*Landco Real Estate LLC	400	—
•*MAIR Holdings, Inc. Escrow Shares	161,133	—
•*Petrocorp, Inc. Escrow Shares	4,900	294

Total Other		952

Telecommunication Services — (0.3%)
*Arbinet Corp.	97,706	213,976
#CenturyTel, Inc.	55,951	1,816,169
D&E Communications, Inc.	103,498	1,159,178
*General Communications, Inc. Class A	148,790	915,058
*IDT Corp.	8,377	29,068
*IDT Corp. Class B	29,869	117,086
*SureWest Communications	69,718	614,913

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Telephone & Data Systems, Inc.	16,917	$501,082
Telephone & Data Systems, Inc. Special Shares	19,695	543,582
*Xeta Corp.	76,949	190,449

Total Telecommunication Services		6,100,561

Utilities — (0.5%)
#*Dynegy, Inc.	818,200	1,636,400
Maine & Maritimes Corp.	5,278	191,328
Middlesex Water Co.	88	1,354
#*Mirant Corp.	374,268	5,232,267
Pennichuck Corp.	1,835	41,599
#*RRI Energy, Inc.	590,531	3,112,098
Unitil Corp.	19,625	406,041

Total Utilities		10,621,087

TOTAL COMMON STOCKS		1,690,932,023

RIGHTS/WARRANTS — (0.0%)
•*Lantronix, Inc. Warrants	259	—

TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	23,515,202	23,515,202

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.7%)
§@DFA Short Term Investment Fund LP	247,987,484	247,987,484
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,231,627 FNMA 5.500%, 08/01/39, valued at $1,298,138) to be repurchased at $1,260,336	$1,260	1,260,328

TOTAL SECURITIES LENDING COLLATERAL		249,247,812

TOTAL INVESTMENTS — (100.0%) (Cost $2,021,618,372)		$1,963,695,037

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (84.4%)
Consumer Discretionary — (13.7%)
*1-800-FLOWERS.COM, Inc.	9,796	$37,617
*99 Cents Only Stores	211,533	2,405,130
#Aaron’s, Inc.	39,424	987,571
Aaron’s, Inc. Class A	6,547	127,470
*AC Moore Arts & Crafts, Inc.	26,555	126,933
Acme United Corp.	10,049	84,412
*AFC Enterprises, Inc.	39,208	314,840
*AH Belo Corp.	29,200	119,720
*Aldila, Inc.	11,702	34,638
*Alloy, Inc.	42,134	277,242
Ambassadors Group, Inc.	27,951	355,257
Amcon Distributing Co.	300	18,900
*American Apparel, Inc.	53,121	163,081
*American Axle & Manufacturing Holdings, Inc.	65,658	393,291
American Greetings Corp. Class A	39,700	807,498
*American Public Education, Inc.	12,087	385,575
#*America’s Car-Mart, Inc.	32,793	679,799
*Amerigon, Inc.	29,910	192,321
Ameristar Casinos, Inc.	29,200	429,824
*AnnTaylor Stores Corp.	44,200	573,274
#Arbitron, Inc.	19,600	424,928
#*Arctic Cat, Inc.	30,230	179,566
Ark Restaurants Corp.	5,861	73,145
#*ArvinMeritor, Inc.	61,429	479,760
*Asbury Automotive Group, Inc.	46,147	449,472
*Ascent Media Corp.	100	2,319
*Audiovox Corp. Class A	20,566	132,856
*Bakers Footwear Group, Inc.	1,500	1,305
*Ballantyne Strong, Inc.	42,200	143,480
#Barnes & Noble, Inc.	2,850	47,338
*Bassett Furniture Industries, Inc.	16,087	62,096
*Beasley Broadcast Group, Inc.	20,332	69,332
#*Beazer Homes USA, Inc.	29,000	127,310
bebe stores, inc.	101,535	635,609
Belo Corp.	100	470
*Benihana, Inc.	7,494	46,013
*Benihana, Inc. Class A	225	1,089
Big 5 Sporting Goods Corp.	21,009	309,883
#*BJ’s Restaurants, Inc.	57,837	923,079
#*Blue Nile, Inc.	18,348	1,101,797
*Bluegreen Corp.	57,023	163,656
Blyth, Inc.	12,925	457,933
Bob Evans Farms, Inc.	45,400	1,192,658
#*Bon-Ton Stores, Inc. (The)	34,014	314,630
Books-A-Million, Inc.	28,711	248,637
*Borders Group, Inc.	34,400	66,736
Bowl America, Inc. Class A	1,400	17,430
*Boyd Gaming Corp.	45,200	332,672
#*Brookfield Homes Corp.	41,644	234,456
Brown Shoe Co., Inc.	56,218	582,981
*Brunswick Corp.	42,321	401,203
#Buckle, Inc.	42,150	1,264,922
#*Buffalo Wild Wings, Inc.	16,761	687,369
*Build-A-Bear-Workshop, Inc.	47,000	243,460
#*Cabela’s, Inc.	95,125	1,195,721
*Cache, Inc.	26,374	126,859
#*California Coastal Communities, Inc.	3,247	2,727
#*California Pizza Kitchen, Inc.	42,611	553,517

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Callaway Golf Co.	55,476	$379,456
*Canterbury Park Holding Corp.	7,364	51,622
#*Capella Education Co.	12,348	850,777
*Caribou Coffee Co., Inc.	31,665	259,336
*Carmike Cinemas, Inc.	49,999	491,490
*Carriage Services, Inc.	56,815	215,897
*Carrols Restaurant Group, Inc.	40,238	261,145
#*Carter’s, Inc.	6,400	151,040
*Casual Male Retail Group, Inc.	68,898	172,934
Cato Corp. Class A	57,618	1,135,651
*Cavco Industries, Inc.	15,755	478,952
*CEC Entertainment, Inc.	21,400	625,094
#*Charming Shoppes, Inc.	58,581	265,372
#*Cheesecake Factory, Inc.	68,130	1,238,603
Cherokee, Inc.	10,324	195,433
#*Chico’s FAS, Inc.	130,600	1,560,670
#*Children’s Place Retail Stores, Inc. (The)	28,465	895,224
Christopher & Banks Corp.	74,634	454,521
*Churchill Downs, Inc.	15,447	484,727
#Cinemark Holdings, Inc.	88,690	1,027,917
#*Citi Trends, Inc.	28,237	743,480
CKE Restaurants, Inc.	55,681	487,209
*CKX, Inc.	100	640
#*Coinstar, Inc.	30,098	955,311
*Coldwater Creek, Inc.	139,370	801,378
#*Collective Brands, Inc.	91,420	1,695,841
*Collectors Universe, Inc.	11,258	84,210
Columbia Sportswear Co.	400	15,220
#*Conn’s, Inc.	51,157	322,801
#Cooper Tire & Rubber Co.	80,100	1,222,326
*Core-Mark Holding Co., Inc.	28,029	767,154
#*Corinthian Colleges, Inc.	11,745	186,276
CPI Corp.	10,727	121,859
Cracker Barrel Old Country Store, Inc.	20,607	683,122
*Craftmade International, Inc.	11,621	30,679
*CROCS, Inc.	35,100	213,408
#*Crown Media Holdings, Inc.	156,038	240,299
CSS Industries, Inc.	22,460	455,938
*CTM Media Holdings, Inc. Class B	66	50
*Culp, Inc.	36,578	211,055
*Cybex International, Inc.	23,757	32,547
#*Deckers Outdoor Corp.	9,001	807,120
*dELiA*s, Inc.	27,460	58,215
*Delta Apparel, Inc.	5,459	48,258
*Destination Maternity Corp.	9,485	190,174
#Dillard’s, Inc.	49,000	667,380
#*DineEquity, Inc.	17,470	369,665
*Dixie Group, Inc.	15,773	45,742
*Dolan Media Co.	19,502	232,854
#*Domino’s Pizza, Inc.	50,000	367,000
*Dorman Products, Inc.	17,399	254,373
Dover Downs Gaming & Entertainment, Inc.	24,233	115,107
Dover Motorsports, Inc.	35,395	49,199
#*Dress Barn, Inc. (The)	61,844	1,116,284
*Drew Industries, Inc.	37,329	714,477
#*DSW, Inc.	18,857	362,054
*Duckwall-ALCO Stores, Inc.	1,500	25,950
Educational Development Corp.	2,007	10,537
*Einstein Noah Restaurant Group, Inc.	27,757	361,396
*Empire Resorts, Inc.	70,439	190,185
*Entravision Communications Corp.	6,789	14,257

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Escalade, Inc.	1,918	$4,622
#Ethan Allen Interiors, Inc.	23,049	287,191
*EW Scripps Co.	27,390	174,200
*Exide Technologies.	123,419	755,324
*Famous Dave’s of America, Inc.	18,801	115,438
*Federal Mogul Corp.	3,700	41,255
#*FGX International Holdings, Ltd.	34,841	459,553
Finish Line, Inc. Class A	96,347	976,959
*Fisher Communications, Inc.	22,935	447,003
*Flanigan’s Enterprises, Inc.	1,877	10,699
Flexsteel Industries, Inc.	2,036	16,431
FortuNet, Inc.	30,190	41,058
*Fossil, Inc.	24,489	654,591
*Franklin Electronic Publishers, Inc.	15,692	38,602
Fred’s, Inc.	84,330	998,467
Frisch’s Restaurants, Inc.	1,400	32,830
#*Fuel Systems Solutions, Inc.	33,054	1,082,188
*Full House Resorts, Inc.	19,326	46,382
*Furniture Brands International, Inc.	26,600	113,050
*Gaiam, Inc.	6,300	41,139
*GameTech International, Inc.	6,739	8,963
*Gaming Partners International Corp.	20,856	94,061
*Gander Mountain Co.	62,819	313,467
#*Gaylord Entertainment Co.	21,800	327,654
#*Genesco, Inc.	39,700	1,034,979
*G-III Apparel Group, Ltd.	17,550	280,976
*Global Traffic Network, Inc.	9,854	42,766
*Golfsmith International Holdings, Inc.	100	177
*Gray Television, Inc.	40,609	71,066
*Great Wolf Resorts, Inc.	42,291	141,252
*Group 1 Automotive, Inc.	44,524	1,131,800
*Gymboree Corp.	26,480	1,127,254
*Hallwood Group, Inc.	200	5,320
Harte-Hanks, Inc.	89,795	1,054,193
*Hastings Entertainment, Inc.	7,100	30,459
#*Haverty Furniture Cos., Inc.	41,400	501,354
*Hawk Corp.	21,602	300,700
*Heelys, Inc.	2,626	5,830
*Helen of Troy, Ltd.	72,200	1,649,048
#*hhgregg, Inc.	22,577	372,295
#*Hibbett Sporting Goods, Inc.	24,029	450,303
Hillenbrand, Inc.	45,900	917,082
*Hollywood Media Corp.	46,147	69,220
Hooker Furniture Corp.	26,410	338,312
*Hot Topic, Inc.	109,794	845,414
*Hovnanian Enterprises, Inc.	60,500	236,555
*HSN, Inc.	5,900	88,146
*Iconix Brand Group, Inc.	80,988	944,320
*Interval Leisure Group, Inc.	10,988	122,626
*iRobot Corp.	45,824	612,667
*Isle of Capri Casinos, Inc.	30,682	237,786
*J. Alexander’s Corp.	18,620	78,949
*Jackson Hewitt Tax Service, Inc.	6,994	34,341
*JAKKS Pacific, Inc.	39,400	560,662
Jarden Corp.	86,799	2,377,425
*Jo-Ann Stores, Inc.	58,500	1,557,270
*Johnson Outdoors, Inc.	18,104	158,410
Jones Apparel Group, Inc.	64,500	1,153,905
*Jos. A. Bank Clothiers, Inc.	30,997	1,270,257
*Journal Communications, Inc.	23,229	82,695
*K12, Inc.	12,901	206,932

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
KB Home	45,618	$646,863
*Kenneth Cole Productions, Inc. Class A	21,213	201,736
*Kid Brands, Inc.	32,825	163,140
*Kirkland’s, Inc.	19,900	250,342
*Knology, Inc.	54,014	542,841
*Kona Grill, Inc.	1,049	3,137
Koss Corp.	4,127	48,534
*Krispy Kreme Doughnuts, Inc.	120,473	408,403
KSW, Inc.	14,716	50,623
*K-Swiss, Inc. Class A	46,305	377,849
Lacrosse Footwear, Inc.	2,200	25,828
*Lakeland Industries, Inc.	12,538	92,280
*Lakes Entertainment, Inc.	38,494	94,695
*Landry’s Restaurants, Inc.	11,750	128,075
•*Lazare Kaplan International, Inc.	22,291	55,728
*La-Z-Boy, Inc.	18,600	132,060
*Leapfrog Enterprises, Inc.	30,466	100,538
*Learning Tree International, Inc.	34,128	371,313
*Lee Enterprises, Inc.	16,800	51,240
*Liberty Media Corp. Capital Class A	3,300	68,277
#*Life Time Fitness, Inc.	7,300	157,315
*Lifetime Brands, Inc.	14,784	89,739
*LIN TV Corp.	37,949	148,760
#*Lincoln Educational Services Corp.	59,576	1,180,796
*Lithia Motors, Inc.	39,285	327,637
#*Live Nation, Inc.	10,600	70,596
#*Liz Claiborne, Inc.	48,214	276,748
*LodgeNet Interactive Corp.	24,515	118,898
*Lodgian, Inc.	53,708	94,526
*Luby’s, Inc.	53,540	191,138
#*Lumber Liquidators, Inc.	22,490	477,912
*M/I Homes, Inc.	36,539	408,141
*Mac-Gray Corp.	25,399	206,494
*Maidenform Brands, Inc.	47,875	674,080
Marcus Corp.	24,061	281,514
*Marine Products Corp.	68,603	332,725
*MarineMax, Inc.	47,178	321,282
#*Martha Stewart Living Omnimedia, Inc.	57,962	300,243
Matthews International Corp. Class A	500	18,365
*MAXXAM, Inc.	6,698	65,975
*McCormick & Schmick’s Seafood Restaurants, Inc.	25,914	156,002
*Media General, Inc.	31,500	261,135
*Mediacom Communications Corp.	86,210	412,084
Men’s Wearhouse, Inc. (The)	68,601	1,589,485
Meredith Corp.	45,900	1,242,054
*Meritage Homes Corp.	72,962	1,330,827
*Midas, Inc.	16,686	134,489
*Modine Manufacturing Co.	54,206	558,322
*Monarch Casino & Resort, Inc.	33,683	233,760
Monro Muffler Brake, Inc.	43,949	1,361,980
*Morgans Hotel Group Co.	25,992	86,293
*Morton’s Restaurant Group, Inc.	31,132	116,434
*Motorcar Parts of America, Inc.	3,100	16,430
*Movado Group, Inc.	23,668	248,041
*MTR Gaming Group, Inc.	11,618	25,211
*Multimedia Games, Inc.	36,340	178,429
*Nathan’s Famous, Inc.	18,511	268,410
National CineMedia, Inc.	54,561	872,976
National Presto Industries, Inc.	15,120	1,314,382
*Nautilus, Inc.	12,500	22,375
*Navarre Corp.	34,135	78,852

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*New Frontier Media, Inc.	49,570	$96,166
*New York & Co., Inc.	141,290	621,676
#*New York Times Co. Class A (The)	138,000	1,099,860
*Nexstar Broadcasting Group, Inc.	1,550	3,426
*Nobel Learning Communities, Inc.	6,200	51,770
*Nobility Homes, Inc.	5,993	58,432
#Nutri/System, Inc.	27,200	585,344
*O’Charleys, Inc.	19,518	136,821
*Office Depot, Inc.	3,200	19,360
#*OfficeMax, Inc.	35,997	411,446
*Orbitz Worldwide, Inc.	28,500	149,055
#*Orient-Express Hotels, Ltd.	2,600	22,360
#*Orleans Homebuilders, Inc.	44,951	97,993
*Outdoor Channel Holdings, Inc.	50,167	347,156
#*Overstock.com, Inc.	45,767	640,738
Oxford Industries, Inc.	23,600	456,660
#*P.F. Chang’s China Bistro, Inc.	23,350	681,586
#*Pacific Sunwear of California, Inc.	47,900	289,316
*Palm Harbor Homes, Inc.	45,473	100,495
*Panera Bread Co.	2,400	143,952
#*Papa John’s International, Inc.	21,500	483,750
#*Peet’s Coffee & Tea, Inc.	33,887	1,152,158
#*Penske Automotive Group, Inc.	122,009	1,910,661
Pep Boys - Manny, Moe & Jack (The)	59,400	520,938
*Perry Ellis International, Inc.	27,000	369,090
#PetMed Express, Inc.	35,946	563,993
Phillips-Van Heusen Corp.	47,987	1,926,678
*Pinnacle Entertainment, Inc.	84,817	716,704
#*Playboy Enterprises, Inc. Class A	2,050	6,868
*Playboy Enterprises, Inc. Class B	21,548	66,152
Polaris Industries, Inc.	17,999	757,218
*Pomeroy IT Solutions, Inc.	11,142	72,312
Pool Corp.	48,444	948,534
#*Pre-Paid Legal Services, Inc.	19,703	779,057
Primedia, Inc.	41,695	104,654
*Princeton Review, Inc.	65,037	297,869
*Quiksilver, Inc.	100,800	200,592
#*Raser Technologies, Inc.	6,399	7,551
*RC2 Corp.	26,237	342,655
*RCN Corp.	40,159	334,926
*Reading International, Inc. Class B	2,340	15,830
*Red Lion Hotels Corp.	48,400	230,868
#*Red Robin Gourmet Burgers, Inc.	29,317	489,887
#Regis Corp.	48,495	787,559
*Rentrak Corp.	30,332	466,203
*Retail Ventures, Inc.	66,563	426,669
*Rex Stores Corp.	18,425	227,549
RG Barry Corp.	30,258	259,008
*Rick’s Cabaret International, Inc.	10,200	74,562
#*Rocky Brands, Inc.	14,042	116,689
*Rubio’s Restaurants, Inc.	25,427	185,363
*Ruby Tuesday, Inc.	24,592	163,783
*Ruth’s Hospitality Group, Inc.	39,826	123,859
Ryland Group, Inc.	46,456	861,759
*Saga Communications, Inc.	12,579	160,382
*Saks, Inc.	26,500	148,665
*Sally Beauty Holdings, Inc.	194,832	1,315,116
Scholastic Corp.	52,179	1,297,692
#*Sealy Corp.	76,126	220,765
*Select Comfort Corp.	72,808	398,260
Service Corp. International	24,481	168,184

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shiloh Industries, Inc.	48,604	$218,718
*Shoe Carnival, Inc.	27,679	415,462
*Shuffle Master, Inc.	111,188	868,378
*Shutterfly, Inc.	53,692	757,057
#*Sinclair Broadcast Group, Inc. Class A	26,844	105,765
*Skechers U.S.A., Inc. Class A	35,818	781,549
Skyline Corp.	19,574	342,349
*Smith & Wesson Holding Corp.	61,190	261,281
*Sonesta International Hotels Corp. Class A	4,500	52,200
*Sonic Automotive, Inc.	12,522	111,947
*Sonic Corp.	34,837	325,726
Sotheby’s Class A	12,900	204,594
Spartan Motors, Inc.	59,962	299,210
Speedway Motorsports, Inc.	56,690	767,583
*Sport Chalet, Inc. Class A	13,582	22,682
Sport Supply Group, Inc.	33,099	341,582
Stage Stores, Inc.	55,357	653,213
*Stamps.com, Inc.	36,817	369,643
#*Standard Motor Products, Inc.	43,400	362,824
*Standard Pacific Corp.	104,527	313,581
*Stanley Furniture, Inc.	27,561	216,629
#*Steak n Shake Co. (The)	57,200	666,380
*Stein Mart, Inc.	23,691	225,064
*Steiner Leisure, Ltd.	1,200	44,352
*Steinway Musical Instruments, Inc.	18,294	214,406
*Steven Madden, Ltd.	27,541	1,115,410
Stewart Enterprises, Inc.	106,400	487,312
*Stoneridge, Inc.	55,363	406,918
*Strattec Security Corp.	4,932	69,048
Sturm Ruger & Co., Inc.	45,891	487,362
Superior Industries International, Inc.	56,825	754,636
*Syms Corp.	4,543	31,937
#*Systemax, Inc.	66,100	891,028
*Talbots, Inc.	25,593	232,129
*Tandy Brands Accessories, Inc.	15,855	62,627
*Tandy Leather Factory, Inc.	20,363	66,994
*Tempur-Pedic International, Inc.	55,300	1,071,161
*Tenneco, Inc.	38,220	520,556
#*Texas Roadhouse, Inc.	62,300	589,981
Thor Industries, Inc.	56,991	1,494,304
#*Timberland Co. Class A	50,858	822,882
*Town Sports International Holdings, Inc.	41,066	121,966
*Trans World Entertainment Corp.	10,028	13,839
*True Religion Apparel, Inc.	39,344	1,013,895
*TRW Automotive Holdings Corp.	18,300	286,395
*Tuesday Morning Corp.	21,219	68,537
*Ulta Salon Cosmetics & Fragrance, Inc.	20,461	309,780
#*Under Armour, Inc. Class A	37,810	1,015,198
*Unifi, Inc.	79,437	220,835
UniFirst Corp.	17,268	726,983
*Universal Electronics, Inc.	27,400	564,440
*Universal Technical Institute, Inc.	34,500	620,655
#*Vail Resorts, Inc.	38,800	1,336,272
*Valassis Communications, Inc.	73,609	1,341,892
Value Line, Inc.	7,725	237,621
*ValueVision Media, Inc.	10,000	31,700
*VCG Holding Corp.	8,578	16,127
#*Volcom, Inc.	23,619	392,312
WABCO Holdings, Inc.	6,600	156,552
*Warnaco Group, Inc.	19,941	808,209
*Warner Music Group Corp.	161,499	930,234

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Wells-Gardner Electronics Corp.	24,805	$48,618
#*West Marine, Inc.	40,836	311,170
*Wet Seal, Inc. (The)	184,566	588,766
Weyco Group, Inc.	10,000	223,000
*Williams Controls, Inc.	20,502	171,397
Williams-Sonoma, Inc.	4,900	92,022
*Winmark Corp.	8,216	173,604
*Winnebago Industries, Inc.	52,134	599,541
*WMS Industries, Inc.	29,732	1,188,685
Wolverine World Wide, Inc.	39,400	1,007,852
World Wrestling Entertainment, Inc.	25,080	333,062
*WPT Enterprises, Inc.	13,892	15,420
*Zale Corp.	9,305	44,013
#*Zumiez, Inc.	37,892	510,405

Total Consumer Discretionary		154,800,009

Consumer Staples — (3.7%)
Alico, Inc.	17,355	504,683
#*Alliance One International, Inc.	201,098	886,842
*American Italian Pasta Co.	5,251	142,670
Andersons, Inc. (The)	20,560	637,977
Arden Group, Inc. Class A	800	90,216
B&G Foods, Inc.	98,264	767,442
*Bare Escentuals, Inc.	46,200	583,506
*Boston Beer Co., Inc. Class A	10,372	394,136
*Bridgford Foods Corp.	1,020	8,517
*Cagle’s, Inc. Class A	700	2,800
#*Calavo Growers, Inc.	34,587	617,378
Cal-Maine Foods, Inc.	38,982	1,058,361
Casey’s General Stores, Inc.	23,563	742,941
CCA Industries, Inc.	11,402	51,765
*Central European Distribution Corp.	33,287	1,035,559
#*Central Garden & Pet Co.	42,619	422,780
*Central Garden & Pet Co. Class A	58,002	548,699
*Chattem, Inc.	18,462	1,169,937
*Chiquita Brands International, Inc.	48,522	785,571
Coca-Cola Bottling Co.	2,082	93,503
#*Coffee Holding Co., Inc.	12,389	49,060
*Craft Brewers Alliance, Inc.	6,188	20,482
*Cuisine Solutions, Inc.	16,300	10,432
*Darling International, Inc.	110,020	764,639
Diamond Foods, Inc.	38,301	1,154,775
*Elizabeth Arden, Inc.	34,477	367,180
Farmer Brothers Co.	45,343	856,983
Golden Enterprises, Inc.	675	2,444
#*Great Atlantic & Pacific Tea Co.	47,500	470,725
*Green Mountain Coffee, Inc.	7,500	499,125
Griffin Land & Nurseries, Inc. Class A	2,100	62,349
#*Hain Celestial Group, Inc.	48,021	842,288
*HQ Sustainable Maritime Industries, Inc.	32,669	247,304
Imperial Sugar Co.	34,228	427,508
Ingles Markets, Inc.	18,071	277,932
Inter Parfums, Inc.	69,861	857,893
J & J Snack Foods Corp.	36,407	1,426,062
Lancaster Colony Corp.	16,638	808,274
Lance, Inc.	32,111	774,517
#*Lifeway Foods, Inc.	38,329	461,481
Mannatech, Inc.	49,323	167,698
*Medifast, Inc.	43,988	968,616
*MGP Ingredients, Inc.	17,163	74,487
*Monterey Pasta Co.	30,560	81,901

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Nash-Finch Co.	18,700	$541,926
*National Beverage Corp.	125,104	1,369,889
*Natural Alternatives International, Inc.	19,771	149,073
*NBTY, Inc.	77,011	2,803,971
Nu Skin Enterprises, Inc. Class A	42,661	970,964
*Nutraceutical International Corp.	29,569	321,711
Oil-Dri Corp. of America	9,430	144,185
*Omega Protein Corp.	46,785	194,626
*Orchids Paper Products Co.	700	12,530
*Overhill Farms, Inc.	24,686	134,786
*Pantry, Inc.	32,035	452,014
*Parlux Fragrances, Inc.	40,247	77,677
*Physicians Formula Holdings, Inc.	35,489	77,721
*Prestige Brands Holdings, Inc.	114,438	773,601
PriceSmart, Inc.	36,982	713,753
Reliv’ International, Inc.	27,341	85,577
*Revlon, Inc.	34,106	287,514
Rocky Mountain Chocolate Factory, Inc.	16,577	141,236
#Sanderson Farms, Inc.	26,178	957,853
*Sanfilippo (John B.) & Son, Inc.	16,727	229,494
Schiff Nutrition International, Inc.	21,253	122,630
*Seneca Foods Corp.	4,094	113,363
*Seneca Foods Corp. Class B	700	19,845
#*Smart Balance, Inc.	62,794	331,552
Spartan Stores, Inc.	47,541	673,181
*Star Scientific, Inc.	42	35
Stephan Co. (The)	900	2,781
*Susser Holdings Corp.	32,968	391,990
Tasty Baking Co.	12,669	81,208
*Tofutti Brands, Inc.	7,749	9,996
*TreeHouse Foods, Inc.	53,953	2,017,842
*United Natural Foods, Inc.	38,800	935,468
United-Guardian, Inc.	13,962	139,620
Universal Corp.	24,430	1,016,044
*USANA Health Sciences, Inc.	8,667	249,783
#Vector Group, Ltd.	43,266	627,790
Village Super Market, Inc.	10,186	305,580
WD-40 Co.	13,992	440,608
Weis Markets, Inc.	39,350	1,392,990
*Winn-Dixie Stores, Inc.	56,889	630,899
*Zapata Corp.	8,656	59,120

Total Consumer Staples		42,221,864

Energy — (3.7%)
*Adams Resources & Energy, Inc.	6,697	152,022
#*Allis-Chalmers Energy, Inc.	80,306	279,465
#Alon USA Energy, Inc.	56,219	472,240
*Alpha Natural Resources, Inc.	19,841	673,999
*American Oil & Gas, Inc.	22,982	48,262
*Approach Resources, Inc.	16,928	131,361
*Arena Resources, Inc.	9,550	355,833
*Atlas Energy, Inc.	35,958	941,380
#*ATP Oil & Gas Corp.	30,300	524,493
#*Atwood Oceanics, Inc.	33,556	1,190,902
*Barnwell Industries, Inc.	6,685	30,417
*Basic Energy Services, Inc.	24,571	171,997
Berry Petroleum Corp. Class A	45,000	1,141,200
*Bill Barrett Corp.	359	11,122
*Bolt Technology Corp.	21,246	216,072
*Boots & Coots, Inc.	161,123	223,961
#*BPZ Resources, Inc.	55,353	348,724

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Brigham Exploration Co.	31,240	$296,780
*Bristow Group, Inc.	42,262	1,231,937
*Bronco Drilling Co., Inc.	28,179	178,091
*Cal Dive International, Inc.	82,437	633,116
*Callon Petroleum Co.	12,965	20,744
CARBO Ceramics, Inc.	18,000	1,051,020
#*Carrizo Oil & Gas, Inc.	36,507	846,232
*Cheniere Energy, Inc.	71,367	166,285
*Clayton Williams Energy, Inc.	20,325	532,515
*Clean Energy Fuels Corp.	23,500	272,600
*Complete Production Services, Inc.	42,284	402,967
*Contango Oil & Gas Co.	25,993	1,238,566
*CREDO Petroleum Corp.	25,703	250,347
*Crosstex Energy, Inc.	46,840	263,241
*CVR Energy, Inc.	48,000	504,960
*Dawson Geophysical Co.	18,000	434,700
Delek US Holdings, Inc.	64,900	438,075
*Double Eagle Petroleum Co.	17,847	84,416
*ENGlobal Corp.	43,053	127,006
*Evolution Petroleum Corp.	85,942	293,062
*FieldPoint Petroleum Corp.	23,411	47,290
*FX Energy, Inc.	48,556	129,159
#General Maritime Corp.	49,077	338,141
*Geokinetics, Inc.	27,788	446,831
#*GeoResources, Inc.	27,769	307,958
#*Global Industries, Ltd.	67,600	492,804
#*GMX Resources, Inc.	4,600	58,558
#*Goodrich Petroleum Corp.	10,600	272,102
*Green Plains Renewable Energy, Inc.	1,220	8,991
#*GreenHunter Energy, Inc.	330	508
Gulf Island Fabrication, Inc.	32,281	617,213
#*GulfMark Offshore, Inc.	35,900	993,353
*Gulfport Energy Corp.	61,258	467,399
*Harvest Natural Resources, Inc.	77,556	425,782
#*Helix Energy Solutions Group, Inc.	15,600	214,188
*Hercules Offshore, Inc.	64,000	328,320
*HKN, Inc.	24,817	81,896
#Holly Corp.	7,800	226,278
#*Hornbeck Offshore Services, Inc.	28,100	683,111
Houston American Energy Corp.	13,600	53,040
#*International Coal Group, Inc.	43,700	178,733
#*ION Geophysical Corp.	82,200	314,826
*James River Coal Co.	25,736	488,727
*Key Energy Services, Inc.	66,194	483,878
Lufkin Industries, Inc.	18,431	1,051,489
#*Mariner Energy, Inc.	59,504	758,081
*Matrix Service Co.	52,143	462,508
*Mexco Energy Corp.	3,700	39,202
*Mitcham Industries, Inc.	26,391	191,335
*NATCO Group, Inc. Class A	26,200	1,141,796
*Natural Gas Services Group, Inc.	21,600	364,392
*Newpark Resources, Inc.	137,548	414,019
#*Northern Oil & Gas, Inc.	46,560	424,627
#*Oil States International, Inc.	13,481	464,286
*OMNI Energy Services Corp.	18,300	25,986
Overseas Shipholding Group, Inc.	11,700	459,225
#*OYO Geospace Corp.	11,444	300,405
Panhandle Oil & Gas, Inc.	12,179	239,439
*Parker Drilling Co.	116,729	606,991
#*Patriot Coal Corp.	50,900	575,170
#Penn Virginia Corp.	9,106	184,396

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Petroleum Development Corp.	23,784	$397,193
#*PetroQuest Energy, Inc.	46,023	282,121
*PHI, Inc. Non-Voting	25,373	435,908
*PHI, Inc. Voting	200	3,620
*Pioneer Drilling Co.	78,834	527,399
#*Pyramid Oil Co.	12,068	57,323
*Rex Energy Corp.	18,200	147,238
*Rosetta Resources, Inc.	71,569	968,329
#*Royale Energy, Inc.	23,015	52,934
RPC, Inc.	112,131	1,048,425
Southern Union Co.	1	10
#*Superior Well Services, Inc.	21,773	231,012
*Swift Energy Corp.	30,300	641,754
*T-3 Energy Services, Inc.	14,217	284,624
*Tetra Technologies, Inc.	42,846	405,323
*TGC Industries, Inc.	48,966	213,002
*Toreador Resources Corp.	50,887	434,066
*Trico Marine Services, Inc.	24,811	151,347
#*Tri-Valley Corp.	54,578	130,987
*Union Drilling, Inc.	26,183	200,038
#*Uranium Energy Corp.	59,740	161,298
#*USEC, Inc.	148,420	572,901
VAALCO Energy, Inc.	96,782	412,291
*Venoco, Inc.	33,303	419,618
*Warren Resources, Inc.	21,300	46,008
#*Western Refining, Inc.	70,101	393,267
*Westmoreland Coal Co.	16,916	111,476
#*Willbros Group, Inc.	6,196	81,415
#World Fuel Services Corp.	24,374	1,239,418

Total Energy		41,592,888

Financials — (12.7%)
1st Source Corp.	55,892	828,319
21st Century Holding Co.	19,468	89,358
Abington Bancorp, Inc.	70,463	483,376
Access National Corp.	2,900	17,574
Advance America Cash Advance Centers, Inc.	71,851	354,944
*Affirmative Insurance Holdings, Inc.	31,481	125,924
Alliance Bancorp, Inc. of Pennsylvania	1,300	11,186
Alliance Financial Corp.	300	7,812
*Altisource Portfolio Solutions SA	26,466	403,607
American Capital, Ltd.	1,200	3,216
*American Equity Investment Life Holding Co.	90,820	596,687
*American Independence Corp.	4,724	20,786
American Physicians Capital, Inc.	24,933	705,105
American River Bankshares	7,678	46,989
*American Safety Insurance Holdings, Ltd.	9,267	137,337
#*AmeriCredit Corp.	170,800	3,014,620
Ameris Bancorp	26,672	157,098
*AMERISAFE, Inc.	50,554	937,271
*AmeriServe Financial, Inc.	64,991	113,734
AmTrust Financial Services, Inc.	58,204	656,541
*Argo Group International Holdings, Ltd.	23,263	790,011
Arrow Financial Corp.	30,242	769,054
#*Asset Acceptance Capital Corp.	54,647	397,284
#Assured Guaranty, Ltd.	114,200	1,893,436
ASTA Funding, Inc.	16,240	106,047
Astoria Financial Corp.	1,600	15,968
*Atlantic American Corp.	4,900	6,492
Atlantic Coast Federal Corp.	24,796	35,954
*Atlantic Southern Financial Group, Inc.	1,000	1,740

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Auburn National Bancorporation, Inc.	300	$5,868
*Avatar Holdings, Inc.	17,168	279,838
#*B of I Holding, Inc.	23,007	191,878
Baldwin & Lyons, Inc.	550	12,578
Baldwin & Lyons, Inc. Class B	12,275	279,993
BancFirst Corp.	32,004	1,155,664
Bancorp Rhode Island, Inc.	1,700	43,384
*Bancorp, Inc.	14,769	75,322
#BancTrust Financial Group, Inc.	27,497	88,265
Bank Mutual Corp.	115,563	811,252
Bank of Commerce Holdings	1,200	6,612
#*Bank of Florida Corp.	21,787	31,809
*Bank of Granite Corp.	24,355	12,665
Bank of the Ozarks, Inc.	20,934	476,248
*BankAtlantic Bancorp, Inc.	40,359	59,328
BankFinancial Corp.	54,900	518,256
#Banner Corp.	20,203	62,023
Bar Harbor Bankshares	3,100	88,040
#BCB Bancorp, Inc.	300	2,475
*Beach First National Bancshares, Inc.	5,305	6,313
*Beneficial Mutual Bancorp, Inc.	82,583	763,893
*Berkshire Bancorp, Inc.	350	2,222
Berkshire Hills Bancorp, Inc.	28,848	592,826
BGC Partners, Inc. Class A	30,600	147,798
Boston Private Financial Holdings, Inc.	71,100	423,045
*Bridge Capital Holdings	1,044	6,838
*Broadpoint Gleacher Securities, Inc.	128,624	819,335
Brookline Bancorp, Inc.	106,999	1,047,520
Brooklyn Federal Bancorp, Inc.	8,779	105,172
Bryn Mawr Bank Corp.	7,159	114,544
C&F Financial Corp.	200	4,186
Cadence Financial Corp.	35,955	59,326
California First National Bancorp	2,900	35,061
Camco Financial Corp.	1,385	2,535
Camden National Corp.	15,940	489,836
Capital Bank Corp.	3,409	14,488
#Capital City Bank Group, Inc.	36,016	422,828
•Capital Properties, Inc. Class B	550	—
Capital Southwest Corp.	11,770	874,040
CapitalSource, Inc.	15,200	54,112
#*Capitol Bancorp, Ltd.	34,772	78,237
Cardinal Financial Corp.	63,730	519,400
*Cardtronics, Inc.	49,776	495,271
#Carver Bancorp, Inc.	900	6,255
Cascade Financial Corp.	13,681	27,088
Cash America International, Inc.	24,852	752,022
#Cathay General Bancorp	52,708	465,412
Center Bancorp, Inc.	41,286	321,205
*Center Financial Corp.	35,590	149,834
CenterState Banks of Florida, Inc.	900	6,777
Central Bancorp, Inc.	300	2,442
*Central Jersey Bancorp	13,533	65,635
#*Central Pacific Financial Corp.	21,700	30,597
Centrue Financial Corp.	400	792
Century Bancorp, Inc. Class A	1,160	28,223
CFS Bancorp, Inc.	7,141	33,563
Chemical Financial Corp.	33,257	729,991
*Chicopee Bancorp, Inc.	600	7,548
Citizens Community Bancorp, Inc.	17,882	72,064
Citizens Holding Co.	300	6,630
Citizens South Banking Corp.	2,100	12,684

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Citizens, Inc.	124,131	$748,510
City Holding Co.	21,159	646,831
CKX Lands, Inc.	400	4,880
Clifton Savings Bancorp, Inc.	64,153	591,491
*CNA Surety Corp.	67,359	974,011
CNB Financial Corp.	3,500	55,370
CoBiz Financial, Inc.	37,999	181,255
Codorus Valley Bancorp, Inc.	630	3,717
Cohen & Steers, Inc.	25,735	497,458
#Colony Bankcorp, Inc.	3,600	19,620
Columbia Banking System, Inc.	34,028	500,212
Comm Bancorp, Inc.	762	21,717
Commercial National Financial Corp.	700	12,005
Commonwealth Bankshares, Inc.	2,000	8,800
Community Bank System, Inc.	42,000	781,620
Community Trust Bancorp, Inc.	31,890	785,132
*Community West Bancshares	2,300	6,314
Compass Diversified Holdings	37,110	379,635
#*CompuCredit Holdings Corp.	74,908	245,698
#*Conseco, Inc.	3,200	16,672
Consolidated-Tokoma Land Co.	10,758	370,075
*Cowen Group, Inc.	17,600	132,880
*Crawford & Co. Class A	7,900	30,415
*Crawford & Co. Class B	800	3,984
*Credit Acceptance Corp.	5,185	178,208
*Crescent Financial Corp.	26,020	105,901
#CVB Financial Corp.	84,836	679,536
Danvers Bancorp, Inc.	20,479	281,177
*Dearborn Bancorp, Inc.	5,460	2,675
Delphi Financial Group, Inc. Class A	53,271	1,155,981
*Diamond Hill Investment Group, Inc.	5,164	270,903
Dime Community Bancshares, Inc.	39,812	437,534
#*Dollar Financial Corp.	41,200	773,324
Donegal Group, Inc. Class A	60,825	888,045
Donegal Group, Inc. Class B	870	15,234
#*Doral Financial Corp.	4,700	13,348
Duff & Phelps Corp.	13,007	223,590
East West Bancorp, Inc.	71,475	645,419
Eastern Insurance Holdings, Inc.	27,944	197,285
Eastern Virginia Bankshares, Inc.	300	2,187
ECB Bancorp, Inc.	100	1,350
*eHealth, Inc.	23,235	330,634
EMC Insurance Group, Inc.	20,428	420,408
#Employers Holdings, Inc.	49,145	728,329
*Encore Bancshares, Inc.	8,419	64,826
*Encore Capital Group, Inc.	54,610	817,512
*Enstar Group, Ltd.	10,900	664,900
Enterprise Bancorp, Inc.	600	6,402
Enterprise Financial Services Corp.	23,641	201,658
ESB Financial Corp.	2,937	34,245
ESSA Bancorp, Inc.	46,565	557,383
Evans Bancorp, Inc.	300	3,756
Evercore Partners, Inc. Class A	12,720	415,181
*EZCORP, Inc.	3,000	38,910
#F.N.B. Corp.	78,021	552,389
Farmers Capital Bank Corp.	3,001	33,371
FBL Financial Group, Inc. Class A	26,400	531,960
Federal Agricultural Mortgage Corp.	26,632	213,855
Federal Agricultural Mortgage Corp. Class A	300	1,806
Fidelity Bancorp, Inc.	692	4,100
*Fidelity Southern Corp.	19,186	74,635

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Financial Federal Corp.	26,840	$548,073
Financial Institutions, Inc.	4,828	50,984
*First Acceptance Corp.	130,385	286,847
#First Bancorp (318672102)	89,700	169,533
First Bancorp (318910106)	45,366	615,163
First Bancorp, Inc.	1,100	17,171
*First Bancshares, Inc. (318687100)	400	3,520
*First Bancshares, Inc. (318916103)	300	2,190
First Busey Corp.	39,393	152,451
First Business Financial Services, Inc.	700	6,503
*First Cash Financial Services, Inc.	55,738	957,579
First Commonwealth Financial Corp.	52,254	274,334
First Community Bancshares, Inc.	16,649	193,794
First Defiance Financial Corp.	19,117	275,667
First Federal Bancshares of Arkansas, Inc.	3,700	13,912
*First Federal of Northern Michigan Bancorp, Inc.	2,200	4,180
First Financial Bancorp	72,574	920,238
First Financial Bankshares, Inc.	15,676	759,502
First Financial Corp.	34,653	960,928
First Financial Holdings, Inc.	17,381	234,470
First Financial Northwest, Inc.	31,939	189,079
First Financial Service Corp.	1,790	16,396
*First Keystone Financial, Inc.	200	1,875
*First Marblehead Corp. (The)	100	196
First Merchants Corp.	19,903	121,806
First Mercury Financial Corp.	42,451	539,128
First Midwest Bancorp, Inc.	21,359	222,134
First PacTrust Bancorp, Inc.	1,116	5,558
First Place Financial Corp.	30,093	91,483
First Security Group, Inc.	17,578	47,461
First South Bancorp, Inc.	24,928	263,988
First United Corp.	1,400	15,400
First West Virginia Bancorp, Inc.	416	5,013
Firstbank Corp.	1,934	11,409
*FirstCity Financial Corp.	15,001	101,257
Flagstone Reinsurance Holdings, Ltd.	43,392	475,142
Flushing Financial Corp.	45,753	513,806
#FNB United Corp.	23,277	38,407
*Forest City Enterprises, Inc. Class A.	9,900	86,328
*Forestar Group, Inc.	510	7,528
*Fox Chase Bancorp, Inc.	1,900	18,829
*FPIC Insurance Group, Inc.	15,502	524,433
*GAINSCO, Inc.	9,382	120,653
GAMCO Investors, Inc.	4,608	194,412
#German American Bancorp, Inc.	31,480	473,459
GFI Group, Inc.	43,713	225,122
Glacier Bancorp, Inc.	22,679	296,868
#Great Southern Bancorp, Inc.	21,740	498,281
#*Greene Bancshares, Inc.	19,552	80,945
*Greenlight Capital Re, Ltd.	30,297	565,342
GS Financial Corp.	500	7,500
*Guaranty Bancorp	59,103	77,425
*Guaranty Federal Bancshares, Inc.	3,366	20,364
*Hallmark Financial Services, Inc.	46,513	356,755
Hampden Bancorp, Inc.	7,011	76,069
#Hampton Roads Bankshares, Inc.	16,714	34,264
Hancock Holding Co.	31,246	1,133,292
Harleysville Group, Inc.	29,969	938,929
Harleysville National Corp.	96,692	556,946
*Harrington West Financial Group, Inc.	500	340
*Harris & Harris Group, Inc.	30,932	132,698

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Heartland Financial USA, Inc.	39,641	$508,990
*Heritage Commerce Corp.	19,399	51,213
*Heritage Financial Corp.	12,199	152,609
Heritage Financial Group	27,256	221,046
HF Financial Corp.	1,457	15,881
*HFF, Inc.	24,468	134,574
*Hilltop Holdings, Inc.	86,300	1,021,792
Hingham Institution for Savings	559	16,560
*HMN Financial, Inc.	4,371	25,002
#Home Bancshares, Inc.	48,753	1,054,527
Home Federal Bancorp, Inc.	44,958	519,265
HopFed Bancorp, Inc.	5,137	52,089
Horace Mann Educators Corp.	38,700	481,041
Horizon Bancorp	300	4,950
#*Horizon Financial Corp.	1,000	520
IBERIABANK Corp.	24,447	1,058,800
Independence Holding Co.	34,997	194,233
Independent Bank Corp. (453836108)	39,951	849,758
#Independent Bank Corp. (453838104)	12,095	14,272
Indiana Community Bancorp	900	7,893
Infinity Property & Casualty Corp.	17,500	676,725
*International Assets Holding Corp.	12,494	224,767
International Bancshares Corp.	53,369	792,530
#*Intervest Bancshares Corp.	3,477	11,509
*Investment Technology Group, Inc.	37,660	812,326
*Investors Bancorp, Inc.	129,914	1,408,268
Investors Title Co.	829	25,699
JMP Group, Inc.	17,358	146,154
Jones Lang LaSalle, Inc.	30,623	1,434,688
#*KBW, Inc.	34,248	958,944
Kearny Financial Corp.	80,210	790,068
Kentucky First Federal Bancorp	3,200	33,632
#K-Fed Bancorp	37,277	332,884
*LaBranche & Co., Inc.	5,300	14,628
Lakeland Bancorp, Inc.	34,946	212,472
Lakeland Financial Corp.	30,880	635,202
Landmark Bancorp, Inc.	1,929	30,989
Legacy Bancorp, Inc.	26,106	249,573
#Life Partners Holdings, Inc.	16,661	283,070
LNB Bancorp, Inc.	15,912	87,993
*Louisiana Bancorp, Inc.	8,396	119,895
LSB Corp.	2,084	21,840
#*Macatawa Bank Corp.	23,290	44,717
*Magyar Bancorp, Inc.	1,700	5,695
MainSource Financial Group, Inc.	52,804	307,847
*Market Leader, Inc.	69,535	139,070
*MarketAxess Holdings, Inc.	52,349	621,906
*Marlin Business Services Corp.	13,700	91,927
*Maui Land & Pineapple Co., Inc.	20,104	123,439
Max Capital Group, Ltd.	500	10,325
Mayflower Bancorp, Inc.	100	715
MB Financial, Inc.	47,614	851,338
*MBIA, Inc.	37,270	151,316
MBT Financial Corp.	36,931	74,970
*MCG Capital Corp.	98,662	393,661
Meadowbrook Insurance Group, Inc.	96,200	647,426
Medallion Financial Corp.	35,164	276,037
#*Mercantile Bancorp, Inc.	550	1,238
Mercantile Bank Corp.	5,012	17,893
Mercer Insurance Group, Inc.	13,959	259,358
Merchants Bancshares, Inc.	11,342	256,556

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Meridian Interstate Bancorp, Inc.	25,652	$220,607
Meta Financial Group, Inc.	2,200	47,982
*Metro Bancorp, Inc.	7,046	83,354
MetroCorp Bancshares, Inc.	5,176	18,634
*MF Global, Ltd.	108,190	770,313
MicroFinancial, Inc.	13,400	45,426
Mid Penn Bancorp, Inc.	531	7,633
MidSouth Bancorp, Inc.	9,993	144,399
Monroe Bancorp.	400	2,750
Montpelier Re Holdings, Ltd.	5,700	92,112
MutualFirst Financial, Inc.	3,158	19,738
*Nara Bancorp, Inc.	29,135	214,434
*National Financial Partners Corp.	47,300	385,495
National Interstate Corp.	23,299	421,945
National Penn Bancshares, Inc.	41,564	233,590
National Security Group, Inc.	1,000	7,970
*National Western Life Insurance Co. Class A	1,900	334,704
*Navigators Group, Inc.	17,941	952,129
NBT Bancorp, Inc.	32,298	704,096
*Nelnet, Inc. Class A	55,734	781,948
*Neostem, Inc.	2,912	5,445
*New Century Bancorp, Inc.	1,300	7,345
New England Bancshares, Inc.	19,897	105,454
New Hampshire Thrift Bancshares, Inc.	2,320	21,460
New Westfield Financial, Inc.	92,148	741,791
*NewBridge Bancorp	7,572	18,173
*Newport Bancorp, Inc.	700	8,680
*NewStar Financial, Inc.	63,922	160,444
North Central Bancshares, Inc.	400	6,360
*North Valley Bancorp	6,898	19,107
Northeast Community Bancorp, Inc.	35,408	237,234
Northfield Bancorp, Inc.	44,231	549,791
Northrim Bancorp, Inc.	5,998	90,210
Northwest Bancorp, Inc.	48,750	1,072,500
Norwood Financial Corp.	515	14,678
NYMAGIC, Inc.	11,000	157,190
OceanFirst Financial Corp.	28,946	274,987
*Ocwen Financial Corp.	81,200	887,516
Ohio Valley Banc Corp.	600	13,290
Old National Bancorp	76,776	796,167
#Old Second Bancorp, Inc.	24,359	130,321
OneBeacon Insurance Group, Ltd.	11,250	134,100
optionsXpress Holdings, Inc.	53,000	828,390
Oriental Financial Group, Inc.	32,100	341,865
Oritani Financial Corp.	37,779	483,949
Osage Bancshares, Inc.	600	4,617
#*PAB Bankshares, Inc.	200	396
Pacific Continental Corp.	15,475	168,678
*Pacific Mercantile Bancorp	16,734	49,700
*Pacific Premier Bancorp, Inc.	3,109	11,565
#PacWest Bancorp	24,201	410,933
Pamrapo Bancorp, Inc.	504	3,402
*Park Bancorp, Inc.	200	920
#Park National Corp.	13,590	789,307
Parkvale Financial Corp.	1,380	12,434
Patriot National Bancorp	3,200	6,128
Peapack-Gladstone Financial Corp.	13,602	179,274
Penns Woods Bancorp, Inc.	2,700	82,809
#*Penson Worldwide, Inc.	51,520	502,320
Peoples Bancorp, Inc.	22,342	239,953
#*PHH Corp.	80,981	1,308,653

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*PICO Holdings, Inc.	25,600	$868,864
*Pinnacle Financial Partners, Inc.	48,299	613,397
*Piper Jaffray Cos., Inc.	16,400	760,796
*PMA Capital Corp.	62,052	296,609
Porter Bancorp, Inc.	1,409	22,431
#*Portfolio Recovery Associates, Inc.	16,000	738,240
*Preferred Bank	29,480	74,584
Premier Financial Bancorp, Inc.	1,613	10,138
Presidential Life Corp.	26,736	249,447
*Primus Guaranty, Ltd.	3,900	13,299
Princeton National Bancorp, Inc.	2,000	30,080
PrivateBancorp, Inc.	30,386	277,424
Protective Life Corp.	2,800	53,900
Providence Community Bancshares, Inc.	300	636
Provident Financial Holdings, Inc.	6,450	45,150
Provident Financial Services, Inc.	70,930	762,498
Provident New York Bancorp	80,451	686,247
Prudential Bancorp, Inc. of Pennsylvania	1,700	16,677
Pulaski Financial Corp.	6,987	51,285
QC Holdings, Inc.	32,767	170,388
#Radian Group, Inc.	88,300	511,257
Renasant Corp.	39,737	581,750
Republic Bancorp, Inc. Class A	30,743	565,364
*Republic First Bancorp, Inc.	10,130	44,572
Resource America, Inc.	38,703	149,394
#*RiskMetrics Group, Inc.	37,500	550,875
*Riverview Bancorp, Inc.	17,327	55,620
RLI Corp.	17,700	885,000
Rockville Financial, Inc.	59,873	619,686
#*Rodman & Renshaw Capital Group, Inc.	16,600	71,048
Roma Financial Corp.	53,566	663,683
Rome Bancorp, Inc.	24,972	209,140
*Royal Bancshares of Pennsylvania, Inc. Class A	200	212
#S&T Bancorp, Inc.	16,629	261,907
S.Y. Bancorp, Inc.	21,494	480,391
*Safeguard Scientifics, Inc.	22,404	218,215
Safety Insurance Group, Inc.	33,998	1,137,913
Salisbury Bancorp, Inc.	200	4,919
Sanders Morris Harris Group, Inc.	42,851	248,964
#Sandy Spring Bancorp, Inc.	36,168	418,102
Savannah Bancorp, Inc. (The)	300	2,235
SCBT Financial Corp.	20,569	532,120
*Seabright Insurance Holdings	45,033	503,469
Seacoast Banking Corp. of Florida	30,329	45,190
*Security National Financial Corp. Class A	2,251	7,687
Selective Insurance Group, Inc.	42,400	649,568
Shore Bancshares, Inc.	7,469	121,819
SI Financial Group, Inc.	39,659	172,517
*Siebert Financial Corp.	7,500	18,638
Sierra Bancorp	15,702	137,078
*Signature Bank.	35,120	1,108,387
Simmons First National Corp. Class A	37,550	1,098,713
Smithtown Bancorp, Inc.	25,111	259,899
Somerset Hills Bancorp	15,789	124,891
*Southcoast Financial Corp.	2,027	8,625
*Southern Community Financial Corp.	45,041	104,946
*Southern Connecticut Bancorp, Inc.	100	336
*Southern First Bancshares, Inc.	2,130	16,720
Southern Missouri Bancorp, Inc.	400	4,480
Southside Bancshares, Inc.	40,326	838,378
Southwest Bancorp, Inc.	31,876	313,660

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Southwest Georgia Financial Corp.	1,320	$11,088
*Specialty Underwriters’ Alliance, Inc.	2,200	15,004
State Auto Financial Corp.	50,059	813,959
State Bancorp, Inc.	44,054	336,573
StellarOne Corp.	40,867	433,599
Sterling Bancorp.	39,316	264,597
Sterling Bancshares, Inc.	101,585	565,828
#*Sterling Financial Corp.	874	699
*Stewart Information Services Corp.	12,800	114,432
*Stifel Financial Corp.	14,426	749,575
*Stratus Properties, Inc.	13,847	131,546
Student Loan Corp.	5,100	214,455
#Suffolk Bancorp	25,336	708,395
*Sun Bancorp, Inc.	42,769	173,642
#*Superior Bancorp	462	979
Susquehanna Bancshares, Inc.	33,792	186,194
SWS Group, Inc.	52,897	707,762
#*Taylor Capital Group, Inc.	15,965	91,000
Teche Holding Co.	1,200	37,260
*Tejon Ranch Co.	16,539	431,006
*Tennessee Commerce Bancorp, Inc.	13,617	72,306
•Teton Advisors, Inc.	91	—
#*Texas Capital Bancshares, Inc.	28,500	415,245
TF Financial Corp.	800	14,880
Thomas Properties Group, Inc.	50,816	153,972
*Thomas Weisel Partners Group, Inc.	37,790	171,189
#*TIB Financial Corp.	7,619	8,076
*Tidelands Bancshares, Inc.	800	2,800
*TierOne Corp.	9,142	18,193
Timberland Bancorp, Inc.	8,451	38,621
Tompkins Financial Corp.	22,258	965,329
Tower Group, Inc.	28,910	710,608
#TowneBank	22,772	262,789
#*TradeStation Group, Inc.	90,590	699,355
*Tree.com, Inc.	5,362	41,877
TriCo Bancshares	32,627	477,007
TrustCo Bank Corp.	43,390	258,170
Trustmark Corp.	81,319	1,540,995
#UCBH Holdings, Inc.	31,900	31,262
Umpqua Holdings Corp.	83,926	831,707
Unico American Corp.	4,300	42,914
Union Bankshares Corp.	18,625	229,460
*United America Indemnity, Ltd.	20,164	141,350
#United Bankshares, Inc.	38,407	685,565
*United Community Banks, Inc.	42,965	174,438
*United Community Financial Corp.	14,502	21,753
United Financial Bancorp, Inc.	42,313	543,722
United Fire & Casualty Co.	24,848	434,343
*United PanAm Financial Corp.	16,268	48,804
#*United Security Bancshares	38,227	95,568
United Western Bancorp, Inc.	9,735	35,727
Unitrin, Inc.	82,180	1,610,728
*Unity Bancorp, Inc.	3,604	14,740
Universal Insurance Holdings, Inc.	82,011	435,478
Univest Corp. of Pennsylvania	29,837	573,766
ViewPoint Financial Group	70,086	939,152
#*Virginia Commerce Bancorp, Inc.	33,387	134,216
*Virtus Investment Partners, Inc.	223	3,269
Washington Banking Co.	21,136	199,101
Washington Trust Bancorp, Inc.	25,820	387,816
*Waterstone Financial, Inc.	85,165	290,413

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Webster Financial Corp.	57,900	$654,849
WesBanco, Inc.	71,596	1,013,083
West Bancorporation	38,001	167,204
#*Western Alliance Bancorp	50,400	219,240
Westwood Holdings Group, Inc.	16,131	569,263
*White River Capital, Inc.	300	3,630
Whitney Holding Corp.	35,714	286,783
Wilber Corp.	1,000	6,720
Wilmington Trust Corp.	17,250	207,862
Wilshire Bancorp, Inc.	60,632	426,849
#Wintrust Financial Corp.	30,835	869,855
#*World Acceptance Corp.	31,970	802,127
WSB Holdings, Inc.	800	1,752
WVS Financial Corp.	500	7,620
Yadkin Valley Financial Corp.	20,460	75,293
Zenith National Insurance Corp.	50,154	1,430,894
*ZipRealty, Inc.	36,037	135,139

Total Financials		143,289,192

Health Care — (11.7%)
*A.D.A.M., Inc.	24,309	79,734
#*Abaxis, Inc.	19,205	438,258
#*ABIOMED, Inc.	61,657	557,996
*Acadia Pharmaceuticals, Inc.	32,686	42,492
*Accelrys, Inc.	63,436	344,457
*Accuray, Inc.	72,803	420,073
*Acorda Therapeutics, Inc.	24,217	526,235
*Adolor Corp.	88,316	128,058
*Affymax, Inc.	33,073	666,090
*Affymetrix, Inc.	18,000	94,140
*Air Methods Corp.	29,001	885,691
*Albany Molecular Research, Inc.	59,714	486,072
*Alexza Pharmaceuticals, Inc.	55,415	118,588
*Align Technology, Inc.	60,520	951,374
*Alkermes, Inc.	53,626	427,399
*Alliance HealthCare Services, Inc.	68,377	371,971
*Allied Healthcare International, Inc.	86,126	229,095
*Allied Healthcare Products, Inc.	1,200	6,564
*Allion Healthcare, Inc.	65,255	420,242
#*Allos Therapeutics, Inc.	104,459	590,193
#*Allscripts-Misys Healthcare Solutions, Inc.	47,200	920,400
*Almost Family, Inc.	21,174	642,631
*Alnylam Pharmaceuticals, Inc.	21,600	368,064
*Alphatec Holdings, Inc.	107,850	515,523
*AMAG Pharmaceuticals, Inc.	15,366	580,527
#*Amedisys, Inc.	14,800	588,892
America Services Group, Inc.	25,790	338,365
*American Caresource Holding, Inc.	6,464	17,259
*American Dental Partners, Inc.	31,136	370,207
#*American Medical Systems Holdings, Inc.	60,900	939,078
*American Shared Hospital Services	2,600	6,760
*AMERIGROUP Corp.	16,100	355,005
*AMICAS, Inc.	124,009	390,628
#*Amicus Therapeutics, Inc.	18,505	71,059
*AMN Healthcare Services, Inc.	729	6,065
*Amsurg Corp.	43,700	920,759
*Anadys Pharmaceuticals, Inc.	60,575	118,121
Analogic Corp.	12,100	451,814
*AngioDynamics, Inc.	42,391	640,104
*Anika Therapeutics, Inc.	23,234	170,073
*Animal Health International, Inc.	3,361	8,167

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*ARCA Biopharma, Inc.	500	$1,325
*Ardea Biosciences, Inc.	25,233	340,646
*Arena Pharmaceuticals, Inc.	110,835	391,248
*Ariad Pharmaceuticals, Inc.	112,500	202,500
*Arqule, Inc.	82,269	275,601
*Array BioPharma, Inc.	49,134	87,950
*Arrhythmia Research Technology, Inc.	6,700	27,537
*Aspect Medical Systems, Inc.	30,640	367,067
*Assisted Living Concepts, Inc.	22,473	465,641
#*athenahealth, Inc.	19,400	729,634
*AtriCure, Inc.	35,800	146,064
#Atrion Corp.	3,599	426,158
*ATS Medical, Inc.	182,694	491,447
*Auxilium Pharmaceuticals, Inc.	14,900	468,754
*AVANIR Pharmaceuticals, Inc.	10,600	19,398
*BioClinica, Inc.	47,604	212,314
#*BioCryst Pharmaceuticals, Inc.	41,901	374,176
*Biodel, Inc.	39,774	166,255
#*BioLase Technology, Inc.	9,919	18,449
*BioMimetic Therapeutics, Inc.	44,825	523,111
#*Bio-Reference Laboratories, Inc.	19,300	623,969
*BioSante Pharmaceuticals, Inc.	60,322	91,689
*BioScrip, Inc.	84,174	634,672
#*BioSphere Medical, Inc.	28,751	81,365
#*BMP Sunstone Corp.	15,778	57,432
*Bovie Medical Corp.	41,255	330,453
*Brookdale Senior Living, Inc.	20,400	343,536
*Bruker BioSciences Corp.	26,605	288,398
#*BSD Medical Corp.	61,084	141,715
#*Cadence Pharmaceuticals, Inc.	28,564	257,933
*Caliper Life Sciences, Inc.	5,300	11,713
*Cambrex Corp.	46,028	276,168
*Cantel Medical Corp.	41,630	668,578
*Capital Senior Living Corp.	71,614	378,838
*Caraco Pharmaceutical Laboratories, Ltd.	43,383	159,649
*Cardiac Science Corp.	56,454	197,589
#*Cardica, Inc.	271	339
*Cardiovascular Systems, Inc.	1,600	7,824
#*CAS Medical Systems, Inc.	16,119	26,113
*Catalyst Health Solutions, Inc.	38,497	1,207,651
*Celera Corp.	48,102	297,751
*Celldex Therapeutics, Inc.	25,235	110,025
*Celsion Corp.	16,300	50,693
*Centene Corp.	35,000	624,050
#*Cepheid, Inc.	50,229	666,539
*Cerus Corp.	13,300	22,344
Chemed Corp.	21,730	984,804
*Clinical Data, Inc.	24,682	389,482
*Columbia Laboratories, Inc.	93,759	87,196
#*CombiMatrix Corp.	15,667	99,485
Computer Programs & Systems, Inc.	24,175	1,021,152
#*Conceptus, Inc.	28,516	500,171
*CONMED Corp.	51,250	1,085,988
*Continucare Corp.	67,052	175,676
#Cooper Cos., Inc.	12,114	339,313
*Corvel Corp.	29,571	842,774
*CPEX Pharmaceuticals, Inc.	4,409	40,695
*Cross Country Healthcare, Inc.	53,396	441,051
*CryoLife, Inc.	49,736	298,416
*Curis, Inc.	17,325	34,477
*Cutera, Inc.	34,749	313,088

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Cyberonics, Inc.	32,949	$476,443
*Cynosure, Inc.	11,932	119,559
#*Cypress Bioscience, Inc.	85,313	523,822
*Cytokinetics, Inc.	116,093	370,337
#*Cytori Therapeutics, Inc.	67,500	222,075
Daxor Corp.	3,400	46,070
#*Dendreon Corp.	28,400	717,668
*DepoMed, Inc.	115,840	360,262
#*Dexcom, Inc.	100,479	689,286
*Dialysis Corp. of America	26,903	185,631
*Digirad Corp.	29,703	72,772
*Dionex Corp.	11,325	768,741
*Durect Corp.	106,931	225,624
#*DUSA Pharmaceuticals, Inc.	38,887	43,553
*Dyax Corp.	143,548	450,741
*Dynacq Healthcare, Inc.	10,192	32,818
#*Eclipsys Corp.	34,345	643,969
*Emergency Medical Services Corp. Class A	1,500	72,030
*Emergent BioSolutions, Inc.	84,147	1,213,400
*Emergent Group, Inc.	4,100	27,614
#*Emeritus Corp.	25,302	472,135
•*Endo Pharmaceuticals Solutions	57,207	56,635
*Endologix, Inc.	74,231	353,340
Ensign Group, Inc.	16,841	248,910
*Enzo Biochem, Inc.	60,028	330,754
#*Enzon Pharmaceuticals, Inc.	71,703	601,588
*eResearch Technology, Inc.	75,762	560,639
#*ev3, Inc.	141,766	1,670,003
#*Exactech, Inc.	25,991	389,865
*Exelixis, Inc.	113,102	687,660
*Facet Biotech Corp.	2,505	42,911
*Five Star Quality Care, Inc.	55,348	190,951
*Fresenius Kabi Pharmaceuticals Holding, Inc.	16,182	7,525
#*Genomic Health, Inc.	19,514	362,375
*Genoptix, Inc.	8,670	301,629
#*Gentiva Health Services, Inc.	41,803	1,003,272
#*Geron Corp.	114,263	698,147
#*Greatbatch, Inc.	45,097	887,058
#*GTx, Inc.	29,471	264,650
*Haemonetics Corp.	10,675	549,762
#*Halozyme Therapeutics, Inc.	46,068	279,172
*Hanger Orthopedic Group, Inc.	34,011	470,712
*Hansen Medical, Inc.	9,617	24,620
*Harvard Bioscience, Inc.	85,392	309,119
*Health Fitness Corp.	17,000	101,660
*Health Grades, Inc.	67,212	291,700
*Health Management Associates, Inc.	34,900	212,890
#*HEALTHSOUTH Corp.	66,994	978,782
*HealthSpring, Inc.	63,300	907,089
*HealthStream, Inc.	64,945	249,389
*HealthTronics, Inc.	92,418	211,637
*Healthways, Inc.	47,920	770,554
#*Helicos BioSciences Corp.	11,600	21,924
Hill-Rom Holdings, Inc.	61,380	1,202,434
*Hi-Tech Pharmacal Co., Inc.	27,180	495,763
#*HMS Holdings Corp.	42,940	1,843,414
*Home Diagnostics, Inc.	46,934	293,338
#*Human Genome Sciences, Inc.	65,800	1,229,802
*ICU Medical, Inc.	25,143	880,005
*Idenix Pharmaceuticals, Inc.	80,794	179,363
*Idera Pharmaceuticals, Inc.	20,034	106,982

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*I-Flow Corp.	15,461	$195,118
*ImmunoGen, Inc.	87,503	585,395
#*Immunomedics, Inc.	134,177	477,670
*Impax Laboratories, Inc.	3,893	34,570
#*Incyte Corp.	106,800	629,052
*Infinity Pharmaceuticals, Inc.	46,039	256,898
#*Inovio Biomedical Corp.	9,100	9,373
*Inspire Pharmaceuticals, Inc.	129,546	579,071
#*Insulet Corp.	40,500	449,550
*Integra LifeSciences Holdings Corp.	23,137	706,604
*IntegraMed America, Inc.	22,928	194,888
*InterMune, Inc.	50,520	610,282
Invacare Corp.	40,792	914,965
*InVentiv Health, Inc.	39,736	674,717
*IPC The Hospitalist Co.	13,010	394,203
*Iridex Corp.	6,249	12,810
*IRIS International, Inc.	32,460	329,144
*ISTA Pharmaceuticals, Inc.	44,102	161,413
#*Javelin Pharmaceuticals, Inc.	3,042	4,015
#*Jazz Pharmaceuticals, Inc.	37,100	232,988
#*Kendle International, Inc.	30,840	520,579
*Kensey Nash Corp.	20,821	497,830
Kewaunee Scientific Corp.	2,000	25,920
*Kindred Healthcare, Inc.	54,100	795,270
*K-V Pharmaceutical Co.	800	3,040
#*K-V Pharmaceutical Co. Class B	12,865	54,934
#Landauer, Inc.	15,948	825,947
*Lannet Co., Inc.	51,027	342,901
*LCA-Vision, Inc.	41,200	185,400
*LeMaitre Vascular, Inc.	6,101	26,051
*Lexicon Pharmaceuticals, Inc.	4,511	5,909
#*LHC Group, Inc.	36,834	1,028,037
*Ligand Pharmaceuticals, Inc. Class B	153,191	260,425
#*Luminex Corp.	45,613	671,423
*MAKO Surgical Corp.	15,845	143,397
#*Mannkind Corp.	184,287	961,978
*MAP Pharmaceuticals, Inc.	11,250	92,475
#*Martek Biosciences Corp.	47,557	854,124
#*Matrixx Initiatives, Inc.	18,730	84,285
*Maxygen, Inc.	88,632	494,567
*MedAssets, Inc.	46,126	1,012,004
*MedCath Corp.	33,832	277,761
*Medical Action Industries, Inc.	41,004	448,584
*Medicines Co. (The)	27,138	195,122
*MediciNova, Inc.	2,300	14,272
Medicis Pharmaceutical Corp. Class A	47,100	997,107
#*Medivation, Inc.	28,516	727,728
*MEDTOX Scientific, Inc.	22,900	228,542
*Merge Healthcare, Inc.	36,240	129,739
Meridian Bioscience, Inc.	25,080	556,525
*Merit Medical Systems, Inc.	47,115	800,013
*Metabolix, Inc.	41,086	416,612
*Metropolitan Health Networks, Inc.	123,859	252,672
*Micromet, Inc.	111,142	567,936
*Micrus Endovascular Corp.	34,070	402,707
#*MiddleBrook Pharmaceuticals, Inc.	20,951	20,532
*Misonix, Inc.	1,809	4,595
#*Molecular Insight Pharmaceuticals, Inc.	31,664	151,987
#*Molina Healthcare, Inc.	21,924	410,417
*Momenta Pharmaceuticals, Inc.	45,427	414,294
*MTS Medication Technologies, Inc.	1,333	7,312

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MWI Veterinary Supply, Inc.	15,618	$552,877
*Nabi Biopharmaceuticals	116,086	377,280
*Nanosphere, Inc.	8,449	56,439
*National Dentex Corp.	2,975	23,800
#National Healthcare Corp.	11,196	402,720
National Research Corp.	12,247	282,538
*Natus Medical, Inc.	44,218	614,188
*Nektar Therapeutics	83,503	678,044
*Neogen Corp.	32,501	1,030,282
*Neurocrine Biosciences, Inc.	51,036	113,300
*NeurogesX, Inc.	26,144	206,276
#*Neurometrix, Inc.	6,715	17,459
*Nighthawk Radiology Holdings, Inc.	53,481	320,351
*Novabay Pharmaceuticals, Inc.	4,100	9,102
#*NovaMed, Inc.	54,361	219,075
#*Novavax, Inc.	92,020	353,357
*NPS Pharmaceuticals, Inc.	127,519	404,235
*NxStage Medical, Inc.	67,599	377,202
*Obagi Medical Products, Inc.	38,179	390,189
*Odyssey Healthcare, Inc.	68,921	960,759
*Omnicell, Inc.	72,902	717,356
*OncoGenex Pharmaceutical, Inc.	9,365	272,615
*Oncothyreon, Inc.	39,300	138,729
#*Optimer Pharmaceuticals, Inc.	77,746	898,744
*OraSure Technologies, Inc.	69,181	225,530
*Orexigen Therapeutics, Inc.	31,516	203,593
*Orthovita, Inc.	198,309	694,082
#*Osiris Therapeutics, Inc.	42,861	272,167
*Osteotech, Inc.	47,890	206,885
#*OXiGENE, Inc.	12,500	14,125
*Pain Therapeutics, Inc.	75,213	381,330
*Palomar Medical Technologies, Inc.	38,585	392,024
*Par Pharmaceutical Cos., Inc.	50,189	1,052,463
*Parexel International Corp.	54,100	677,332
*PDI, Inc.	30,426	152,739
#PDL BioPharma, Inc.	91,039	765,638
*Penwest Pharmaceuticals Co.	22,671	48,969
*Pharmasset, Inc.	6,720	126,202
*PharmAthene, Inc.	31,630	117,031
*PharMerica Corp.	24,300	374,949
*Phase Forward, Inc.	38,255	501,523
*Poniard Pharmaceuticals, Inc.	42,300	277,065
*Pozen, Inc.	38,890	220,895
*Progenics Pharmaceuticals, Inc.	38,422	160,988
*Prospect Medical Holdings, Inc.	32,343	129,372
*Providence Service Corp.	11,018	137,284
#*PSS World Medical, Inc.	13,500	272,970
Psychemedics Corp.	6,712	36,312
*QuadraMed Corp.	22,480	164,104
#Quality Systems, Inc.	15,097	921,219
*Questcor Pharmaceuticals, Inc.	32,968	149,675
#*Quidel Corp.	32,606	466,266
*Quigley Corp.	28,121	59,054
*RadNet, Inc.	67,933	165,077
*Regeneration Technologies, Inc.	122,586	480,537
*RehabCare Group, Inc.	52,585	985,969
*Repligen Corp.	74,907	365,546
*Res-Care, Inc.	51,793	623,070
#*Rigel Pharmaceuticals, Inc.	55,263	354,236
*Rochester Medical Corp.	26,604	268,966
*Rockwell Medical Technologies, Inc.	27,380	184,815

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Salix Pharmaceuticals, Ltd.	137,067	$2,520,662
*Sangamo BioSciences, Inc.	49,300	262,276
*Santarus, Inc.	144,260	445,763
#*Savient Pharmaceuticals, Inc.	44,355	558,873
*SciClone Pharmaceuticals, Inc.	53,336	131,207
#*Seattle Genetics, Inc.	53,068	481,857
*SenoRx, Inc.	11,594	45,912
#*Sequenom, Inc.	64,135	177,013
#*Sirona Dental Systems, Inc.	28,900	777,699
*Skilled Healthcare Group, Inc.	27,600	221,904
*Solta Medical, Inc.	14,750	32,598
*Somanetics Corp.	16,937	253,208
*SonoSite, Inc.	18,673	462,904
Span-American Medical System, Inc.	4,563	63,015
*Spectranetics Corp.	37,293	212,570
#*Spectrum Pharmaceuticals, Inc.	33,086	137,307
#*Staar Surgical Co.	90,046	347,578
*StemCells, Inc.	45,971	52,407
*Stereotaxis, Inc.	63,956	230,881
Steris Corp.	8,883	259,917
*Strategic Diagnostics, Inc.	55,103	93,124
*Sucampo Pharmaceuticals, Inc.	2,900	12,673
*Sun Healthcare Group, Inc.	41,657	378,246
*SunLink Health Systems, Inc.	3,100	7,285
#*Sunrise Senior Living, Inc.	36,700	152,672
*SuperGen, Inc.	47,345	110,787
#*SurModics, Inc.	16,409	420,234
*Symmetry Medical, Inc.	57,920	463,360
*Synovis Life Technologies, Inc.	23,628	284,954
*Synta Pharmaceuticals Corp.	44,130	121,358
#*Targacept, Inc.	58,828	1,103,025
*Theragenics Corp.	49,320	66,582
#*Theravance, Inc.	51,074	713,504
#*Thoratec Corp.	21,445	563,146
*Tomotherapy, Inc.	61,359	203,712
*TranS1, Inc.	20,969	83,247
*Transcend Services, Inc.	20,884	381,133
#*Transcept Pharmaceuticals, Inc.	13,999	76,855
*Trimeris, Inc.	36,551	130,122
*Triple-S Management Corp.	22,500	375,750
*Trubion Pharmaceuticals, Inc.	5,299	23,104
*U.S. Physical Therapy, Inc.	27,661	388,360
*Universal American Corp.	76,999	769,990
Utah Medical Products, Inc.	7,282	212,926
*Vanda Pharmaceuticals, Inc.	26,300	268,260
*Varian, Inc.	23,106	1,183,027
*Vascular Solutions, Inc.	44,426	342,969
*Vical, Inc.	57,918	178,387
*Viropharma, Inc.	104,190	785,593
#*Virtual Radiologic Corp.	9,946	127,806
*Vital Images, Inc.	31,311	357,259
#*Vivus, Inc.	122,860	970,594
#*Volcano Corp.	43,640	626,234
West Pharmaceutical Services, Inc.	13,261	523,412
#*Wright Medical Group, Inc.	27,320	443,950
*XenoPort, Inc.	19,637	328,134
Young Innovations, Inc.	21,538	509,374
*Zoll Medical Corp.	38,434	746,388
*Zymogenetics, Inc.	78,316	364,169

Total Health Care		132,130,719

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (13.8%)
*3D Systems Corp.	42,992	$379,189
A.O. Smith Corp.	19,600	776,748
#AAON, Inc.	38,214	688,234
*AAR Corp.	55,400	1,086,394
ABM Industries, Inc.	55,950	1,050,741
*Acacia Technologies Group	61,212	465,211
*ACCO Brands Corp.	91,188	552,599
Aceto Corp.	26,767	148,289
Actuant Corp.	58,176	908,127
Administaff, Inc.	24,680	612,558
*Advisory Board Co. (The)	21,180	521,875
*AeroCentury Corp.	400	8,200
*Aerosonic Corp.	4,292	19,357
*AeroVironment, Inc.	16,418	437,704
Aircastle, Ltd.	50,800	402,336
#*AirTran Holdings, Inc.	119,150	504,005
Alamo Group, Inc.	21,865	299,551
*Alaska Air Group, Inc.	44,988	1,157,091
Albany International Corp.	30,464	507,530
Alexander & Baldwin, Inc.	38,466	1,108,975
#*Allegiant Travel Co.	41,915	1,580,615
*Allied Defense Group, Inc.	20,469	128,955
*Altra Holdings, Inc.	49,960	438,149
*Amerco, Inc.	27,578	1,165,722
#*American Commercial Lines, Inc.	6,260	134,277
American Ecology Corp.	15,256	253,555
American Railcar Industries, Inc.	45,079	450,790
*American Reprographics Co.	13,000	78,000
American Science & Engineering, Inc.	15,809	1,045,291
#*American Superconductor Corp.	46,459	1,557,306
American Woodmark Corp.	27,495	540,827
Ameron International Corp.	16,560	976,709
Ampco-Pittsburgh Corp.	20,944	563,394
*AMREP Corp.	15,828	192,627
*APAC Customer Services, Inc.	73,615	474,817
Apogee Enterprises, Inc.	48,899	647,423
Applied Industrial Technologies, Inc.	34,175	691,360
Applied Signal Technologies, Inc.	30,729	629,637
*Argan, Inc.	32,433	400,548
*Argon ST, Inc.	43,514	809,360
Arkansas Best Corp.	35,508	916,817
#*Armstrong World Industries, Inc.	1,100	40,975
#*Arotech Corp.	23,044	45,397
#*Astec Industries, Inc.	27,014	621,322
*Astronics Corp.	2,544	21,090
*Astronics Corp. Class B	1,840	15,557
*AT Cross Co.	24,859	93,221
*ATC Technology Corp.	39,853	832,928
*Atlas Air Worldwide Holdings, Inc.	18,639	490,019
*Avalon Holding Corp. Class A.	1,400	3,500
#*Avis Budget Group, Inc.	13,300	111,720
#*AZZ, Inc.	26,688	914,331
#Badger Meter, Inc.	11,963	445,861
*Baker (Michael) Corp.	22,266	794,896
#Baldor Electric Co.	32,010	827,458
*Baldwin Technology Co., Inc. Class A	21,689	38,606
Barnes Group, Inc.	55,900	886,015
Barrett Business Services, Inc.	21,462	248,959
*BE Aerospace, Inc.	400	7,092
#*Beacon Roofing Supply, Inc.	108,640	1,560,070
Belden, Inc.	33,935	778,808

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Blount International, Inc.	62,317	$563,346
*BlueLinx Holdings, Inc.	91,314	267,550
*Bowne & Co., Inc.	11,169	72,934
*Breeze-Eastern Corp.	14,658	87,215
Briggs & Stratton Corp.	69,200	1,294,040
#*Broadwind Energy, Inc.	100	584
*BTU International, Inc.	26,413	134,178
#*Builders FirstSource, Inc.	103,111	401,102
#*C&D Technologies, Inc.	39,463	72,217
*CAI International, Inc.	20,962	157,215
Cascade Corp.	21,636	537,438
*Casella Waste Systems, Inc.	51,476	143,618
#*CBIZ, Inc.	137,628	968,901
CDI Corp.	44,337	540,025
*CECO Environmental Corp.	11,472	42,791
*Celadon Group, Inc.	38,025	371,124
#*Cenveo, Inc.	69,405	491,387
*Ceradyne, Inc.	37,166	599,116
*Champion Industries, Inc.	7,461	13,579
*Chart Industries, Inc.	17,246	340,953
*Chase Corp.	21,604	259,248
Chicago Rivet & Machine Co.	300	3,645
CIRCOR International, Inc.	16,945	461,751
#*Coleman Cable, Inc.	38,529	133,696
*Columbus McKinnon Corp.	32,001	529,617
Comfort Systems USA, Inc.	69,875	761,638
*Command Security Corp.	28,421	61,105
*Commercial Vehicle Group, Inc.	23,874	112,924
*Competitive Technologies, Inc.	21,544	47,397
CompX International, Inc.	700	4,921
*COMSYS IT Partners, Inc.	46,145	316,093
*Consolidated Graphics, Inc.	21,300	427,278
*Cornell Cos., Inc.	25,407	580,296
Corporate Executive Board Co.	24,262	582,531
#*CoStar Group, Inc.	18,438	715,763
Courier Corp.	26,120	387,360
*Covenant Transportation Group, Inc.	5,702	28,738
*CPI Aerostructures, Inc.	16,579	113,400
*CRA International, Inc.	23,110	571,972
Cubic Corp.	29,003	1,006,694
Deluxe Corp.	32,270	459,202
Diamond Management & Technology Consultants, Inc.	67,358	398,759
#*Document Security Systems, Inc.	32,857	91,342
#*Dollar Thrifty Automotive Group, Inc.	3,800	70,338
Ducommun, Inc.	25,596	435,644
*DXP Enterprises, Inc.	18,489	212,254
*Dycom Industries, Inc.	54,534	538,796
*Dynamex, Inc.	10,531	195,139
Dynamic Materials Corp.	16,957	326,931
*DynCorp International, Inc. Class A	59,120	1,005,040
#*Eagle Bulk Shipping, Inc.	4,500	21,330
Eastern Co.	9,254	147,786
Ecology & Environment, Inc. Class A	920	13,340
#Encore Wire Corp.	33,235	689,626
#*Ener1, Inc.	77,592	387,184
EnergySolutions, Inc.	8,100	67,554
*EnerNOC, Inc.	31,111	893,819
*EnerSys, Inc.	68,399	1,511,618
Ennis, Inc.	51,135	774,695
#*EnPro Industries, Inc.	32,400	731,592
#*ESCO Technologies, Inc.	25,089	985,496

1000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Espey Manufacturing & Electronics Corp.	4,056	$78,686
*Esterline Technologies Corp.	43,192	1,818,815
#*Evergreen Solar, Inc.	40,460	58,667
*Exponent, Inc.	15,873	412,857
Federal Signal Corp.	61,059	374,902
*First Advantage Corp.	15,335	269,896
*Flanders Corp.	59,281	298,776
*Flow International Corp.	56,160	135,346
Forward Air Corp.	18,296	390,437
*Franklin Covey Co.	47,337	247,099
Franklin Electric Co., Inc.	26,195	714,600
#Freightcar America, Inc.	23,622	557,007
Frozen Food Express Industries, Inc.	33,400	96,860
*Fuel Tech, Inc.	29,587	342,322
#*FuelCell Energy, Inc.	103,264	343,869
*Furmanite Corp.	73,011	261,379
G & K Services, Inc. Class A	25,000	553,750
*Gardner Denver Machinery, Inc.	4,683	168,167
#*Genco Shipping & Trading, Ltd.	12,300	244,647
*Gencor Industries, Inc.	10,333	77,498
*GenCorp, Inc.	45,443	338,096
*General Cable Corp.	1,100	34,254
#*Genesee & Wyoming, Inc.	32,880	953,849
*GEO Group, Inc. (The)	62,100	1,313,415
#*GeoEye, Inc.	23,119	586,529
*Gibraltar Industries, Inc.	55,907	604,914
Gorman-Rupp Co. (The)	19,102	471,628
*GP Strategies Corp.	47,325	333,168
*Graftech International, Ltd.	51,800	699,300
Graham Corp.	13,750	194,838
Great Lakes Dredge & Dock Corp.	110,869	679,627
*Greenbrier Cos., Inc.	20,608	182,999
*Griffon Corp.	111,370	976,715
*H&E Equipment Services, Inc.	63,050	668,330
Hardinge, Inc.	20,198	106,040
*Hawaiian Holdings, Inc.	68,629	486,580
Healthcare Services Group, Inc.	38,984	769,934
#HEICO Corp.	12,997	494,276
HEICO Corp. Class A	19,769	610,071
Heidrick & Struggles International, Inc.	30,343	830,184
*Herley Industries, Inc.	17,600	199,056
Herman Miller, Inc.	35,600	550,020
#*Hexcel Corp.	13,657	150,227
*Hill International, Inc.	79,707	535,631
Hi-Shear Technology Corp.	19,972	383,662
HNI Corp.	47,750	1,256,780
#*Hoku Scientific, Inc.	33,311	73,284
Horizon Lines, Inc.	17,400	91,350
Houston Wire & Cable Co.	19,682	237,955
*Hub Group, Inc. Class A	22,775	566,186
*Hudson Highland Group, Inc.	29,387	95,214
*Hurco Cos., Inc.	17,533	278,775
*Huron Consulting Group, Inc.	20,916	485,251
*ICF International, Inc.	22,273	638,121
*ICT Group, Inc.	48,519	769,026
*II-VI, Inc.	40,548	1,073,306
*InnerWorkings, Inc.	60,925	313,764
*Innotrac Corp.	712	2,278
*Innovative Solutions & Support, Inc.	43,913	200,243
*Insituform Technologies, Inc. Class A	47,114	998,817
Insteel Industries, Inc.	37,731	419,569

1001

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Integrated Electrical Services, Inc.	30,798	$202,651
Interface, Inc. Class A	22,444	174,165
#*Interline Brands, Inc.	57,120	833,952
International Shipholding Corp.	7,294	241,796
*Intersections, Inc.	50,791	289,509
John Bean Technologies Corp.	16,350	268,467
*Kadant, Inc.	21,492	277,032
Kaman Corp. Class A	28,991	598,954
Kaydon Corp.	13,400	468,866
*Kelly Services, Inc. Class A	41,652	461,504
*Key Technology, Inc.	14,864	161,274
*Kforce, Inc.	65,834	772,233
Kimball International, Inc. Class B	21,400	160,500
Knight Transportation, Inc.	13,182	211,439
Knoll, Inc.	33,550	328,790
*Korn/Ferry International	65,328	1,042,635
*Kratos Defense & Security Solutions, Inc.	2,013	21,901
*K-Tron International, Inc.	4,309	409,570
L.S. Starrett Co. Class A	5,600	57,400
*LaBarge, Inc.	42,924	476,456
*Ladish Co., Inc.	36,847	477,537
Lawson Products, Inc.	11,882	184,765
*Layne Christensen Co.	26,813	694,457
*LECG Corp.	11,119	38,361
*LGL Group, Inc.	1,000	2,860
Lindsay Corp.	2,900	95,207
*LMI Aerospace, Inc.	32,552	350,585
LSI Industries, Inc.	37,517	262,244
*Lydall, Inc.	26,118	130,590
*M&F Worldwide Corp.	37,000	787,360
*Magnetek, Inc.	82,391	102,989
*Marten Transport, Ltd.	59,305	1,040,210
#*Mastec, Inc.	90,708	1,070,354
McGrath Rentcorp	38,860	767,485
*Metalico, Inc.	42,573	171,995
Met-Pro Corp.	32,896	302,643
*MFRI, Inc.	21,337	143,385
#*Microvision, Inc.	92,727	344,017
#*Middleby Corp.	16,650	754,412
*Miller Industries, Inc.	27,344	274,807
Mine Safety Appliances Co.	40,863	1,041,598
#*Mobile Mini, Inc.	51,547	747,432
*Moog, Inc.	24,762	618,307
*Moog, Inc. Class B	391	9,970
*MPS Group, Inc.	137,586	1,860,163
Mueller Industries, Inc.	45,622	1,079,417
Mueller Water Products, Inc.	78,192	350,300
Multi-Color Corp.	24,466	324,664
NACCO Industries, Inc. Class A	7,726	460,470
National Technical Systems, Inc.	26,331	149,560
*Navigant Consulting, Inc.	48,040	684,090
*NCI Building Systems, Inc.	3,700	7,252
*NN, Inc.	26,618	118,450
#Nordson Corp.	9,600	506,592
*North American Galvanizing & Coating, Inc.	30,194	151,574
#*Northwest Pipe Co.	19,787	595,589
#*Ocean Power Technologies, Inc.	3,380	20,483
*Old Dominion Freight Line, Inc.	37,309	969,661
*Omega Flex, Inc.	26,909	418,435
*On Assignment, Inc.	61,862	373,646
*Orbital Sciences Corp.	44,298	570,558

1002

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Orion Marine Group, Inc.	40,895	$778,641
*Oshkosh Truck Corp. Class B	50,960	1,593,010
#Otter Tail Corp.	45,145	1,050,073
*P.A.M. Transportation Services, Inc.	19,548	151,692
*Park-Ohio Holdings Corp.	39,914	248,265
*Patriot Transportation Holding, Inc.	5,663	498,344
*PGT, Inc.	36,256	89,552
*Pike Electric Corp.	39,666	497,808
*Pinnacle Airlines Corp.	34,651	208,946
*PMFG, Inc.	19,184	277,592
*Polypore International, Inc.	800	8,768
Portec Rail Products, Inc.	25,716	223,986
*Powell Industries, Inc.	19,830	729,347
#*Power-One, Inc.	64,693	177,906
*PowerSecure International, Inc.	33,955	282,506
Preformed Line Products Co.	6,400	246,400
*PRG-Schultz International, Inc.	28,334	146,770
*Protection One, Inc.	49,213	264,766
Providence & Worcester Railroad Co.	1,600	17,800
*Quality Distribution, Inc.	26,308	98,392
Quanex Building Products Corp.	25,275	375,839
#*Quixote Corp.	9,949	20,495
Raven Industries, Inc.	8,792	217,162
*RBC Bearings, Inc.	21,765	468,165
*RCM Technologies, Inc.	7,769	17,636
#Regal-Beloit Corp.	9,907	464,440
*Republic Airways Holdings, Inc.	25,923	207,643
*Resources Connection, Inc.	44,112	761,814
Robbins & Myers, Inc.	45,100	1,046,320
Rollins, Inc.	23,382	422,747
*RSC Holdings, Inc.	91,664	617,815
*Rush Enterprises, Inc. Class A	56,951	621,905
*Rush Enterprises, Inc. Class B	20,055	183,503
*Saia, Inc.	20,290	297,451
*Sauer-Danfoss, Inc.	47,114	339,221
Schawk, Inc.	60,564	594,738
#*School Specialty, Inc.	22,310	496,398
Seaboard Corp.	212	286,412
Servotronics, Inc.	4,259	31,517
*SIFCO Industries, Inc.	12,202	162,897
Simpson Manufacturing Co., Inc.	48,167	1,126,626
SkyWest, Inc.	71,072	992,876
*SL Industries, Inc.	15,583	127,781
*Sparton Corp.	11,057	45,887
*Spherion Corp.	72,900	360,855
*Spherix, Inc.	5,443	8,763
*Spire Corp.	17,686	82,947
*Standard Parking Corp.	36,129	635,870
Standard Register Co.	38,743	184,804
Standex International Corp.	34,913	613,771
#*Stanley, Inc.	12,060	340,695
Steelcase, Inc. Class A.	89,369	515,659
*Sterling Construction Co., Inc.	30,361	489,723
Sun Hydraulics, Inc.	25,346	483,095
*Sunair Electronics, Inc.	1,200	3,204
Superior Uniform Group, Inc.	9,036	79,517
*Sykes Enterprises, Inc.	62,843	1,491,893
*Sypris Solutions, Inc.	100	310
#TAL International Group, Inc.	35,634	422,619
*Taser International, Inc.	91,881	375,793
*Team, Inc.	20,346	330,216

1003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Tech/Ops Sevcon, Inc.	5,762	$16,134
Technology Research Corp.	16,235	58,446
*Tecumseh Products Co. Class A	29,154	304,659
*Tecumseh Products Co. Class B	1,100	11,407
*Teledyne Technologies, Inc.	19,870	678,759
Tennant Co.	27,800	741,148
#Textainer Group Holdings, Ltd.	2,000	30,120
Titan International, Inc.	37,125	311,850
#*Titan Machinery, Inc.	20,226	217,025
Todd Shipyards Corp.	10,541	175,824
Toro Co.	1,010	37,390
*Trailer Bridge, Inc.	17,979	72,276
*TRC Cos., Inc.	45,127	143,053
Tredegar Industries, Inc.	33,800	460,694
*Trex Co., Inc.	38,260	608,717
*Trimas Corp.	57,015	256,568
Triumph Group, Inc.	24,063	1,126,389
*TrueBlue, Inc.	42,200	510,620
*Tufco Technologies, Inc.	1,800	4,518
#*Tutor Perini Corp.	42,859	756,461
Twin Disc, Inc.	25,884	243,051
*U.S. Home Systems, Inc.	14,720	34,739
*UAL Corp.	8,900	57,939
*Ultralife Corp.	35,442	129,718
*United Capital Corp.	600	10,896
*United Rentals, Inc.	79,001	749,719
*United Stationers, Inc.	28,724	1,354,049
Universal Forest Products, Inc.	33,257	1,186,610
*Universal Security Instruments, Inc.	2,963	15,556
Universal Truckload Services, Inc.	42,877	704,898
*UQM Technologies, Inc.	25,538	120,029
#*US Airways Group, Inc.	17,505	53,565
*USA Truck, Inc.	26,268	294,990
#*USG Corp.	10,573	138,929
#Valmont Industries, Inc.	3,661	264,580
*Valpey Fisher Corp.	1,200	1,464
*Versar, Inc.	25,291	97,117
Viad Corp.	28,900	505,750
*Vicor Corp.	62,877	428,821
Virco Manufacturing Corp.	19,484	54,166
*Volt Information Sciences, Inc.	42,250	342,648
VSE Corp.	11,222	491,411
*Wabash National Corp.	22,450	44,002
*Waste Services, Inc.	67,120	440,307
Watsco, Inc. Class A	14,800	758,056
Watsco, Inc. Class B	1,600	82,096
Watts Water Technologies, Inc.	43,017	1,215,230
*WCA Waste Corp.	48,746	195,471
Werner Enterprises, Inc.	78,842	1,478,288
*WESCO International, Inc.	31,905	815,492
*Willdan Group, Inc.	1,000	2,540
*Willis Lease Finance Corp.	7,934	101,000
#*YRC Worldwide, Inc.	15,400	56,210

Total Industrials		155,792,974

Information Technology — (17.7%)
*3Com Corp.	336,245	1,728,299
#*3PAR, Inc.	34,931	328,701
#*ACI Worldwide, Inc.	29,688	477,680
*Acme Packet, Inc.	100,709	985,941
*Acorn Energy, Inc.	13,984	97,748

1004

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Actel Corp.	38,200	$455,344
*ActivIdentity Corp.	132,029	299,706
*Actuate Corp.	100,212	502,062
*Acxiom Corp.	87,593	1,005,568
*Adaptec, Inc.	267,254	852,540
#*ADC Telecommunications, Inc.	32,200	208,978
*ADDvantage Technologies Group, Inc.	13,788	32,402
*Adept Technology, Inc.	18,552	44,525
Adtran, Inc.	33,140	763,546
*Advanced Analogic Technologies, Inc.	62,518	196,932
#*Advanced Energy Industries, Inc.	61,418	749,914
#*Advent Software, Inc.	21,254	812,328
*Aehr Test Systems	10,854	14,327
*Aetrium, Inc.	21,921	61,160
Agilysys, Inc.	22,289	104,981
*Airvana, Inc.	60,264	368,213
American Software, Inc. Class A	47,023	305,650
#*Amkor Technology, Inc.	102,515	564,858
*Amtech Systems, Inc.	17,784	96,034
*Anadigics, Inc.	64,186	206,037
*Anaren, Inc.	47,032	687,608
*Applied Micro Circuits Corp.	144,369	1,128,966
*ArcSight, Inc.	20,100	496,872
#*Ariba, Inc.	96,871	1,145,015
#*Arris Group, Inc.	166,606	1,709,378
*Art Technology Group, Inc.	193,065	795,428
*Aruba Networks, Inc.	69,925	546,814
Astro-Med, Inc.	3,786	23,473
#*Atheros Communications, Inc.	3,400	83,708
#*ATMI, Inc.	35,464	537,280
*AuthenTec, Inc.	25,392	62,718
*Avid Technology, Inc.	45,100	569,613
*Avocent Corp.	65,215	1,621,897
*Aware, Inc.	33,213	77,718
*AXT, Inc.	41,545	95,969
Bel Fuse, Inc. Class A	4,356	77,363
Bel Fuse, Inc. Class B	19,837	359,050
*Benchmark Electronics, Inc.	92,359	1,551,631
*BigBand Networks, Inc.	119,872	443,526
Black Box Corp.	23,692	628,075
Blackbaud, Inc.	47,292	1,049,409
#*Blackboard, Inc.	27,445	973,474
*Blue Coat Systems, Inc.	83,571	1,861,962
*Bottomline Technologies, Inc.	55,683	817,426
*Brightpoint, Inc.	87,354	643,799
*Brooks Automation, Inc.	53,657	369,160
*BSQUARE Corp.	21,682	50,302
#*Cabot Microelectronics Corp.	26,550	849,069
*Cadence Design Systems, Inc.	9,200	56,212
*CalAmp Corp.	24,246	75,405
*California Micro Devices Corp.	63,812	190,798
*Callidus Software, Inc.	73,952	225,554
*Cascade Microtech, Inc.	19,250	103,950
Cass Information Systems, Inc.	30,254	899,451
#*Cavium Networks, Inc.	29,600	561,216
*CEVA, Inc.	48,058	486,828
*Checkpoint Systems, Inc.	43,000	583,510
*Chordiant Software, Inc.	58,331	202,992
*Chyron International Corp.	1,300	2,457
*Ciber, Inc.	87,050	280,301
#*Ciena Corp.	21,871	256,547

1005

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cirrus Logic, Inc.	148,953	$720,933
*Clearfield, Inc.	18,500	71,965
*Cogent, Inc.	53,045	511,884
Cognex Corp.	49,910	803,052
Cohu, Inc.	58,547	666,265
*Comarco, Inc.	11,901	37,488
•#*Commerce One LLC	1,966	—
#*CommScope, Inc.	44,900	1,213,198
Communications Systems, Inc.	16,652	182,839
*CommVault Systems, Inc.	35,712	703,526
*Computer Task Group, Inc.	5,276	36,774
*comScore, Inc.	19,458	298,291
*Comtech Telecommunications Corp.	31,458	1,010,431
*Comverge, Inc.	46,502	530,588
*Concurrent Computer Corp.	19,450	74,688
*Conexant Systems, Inc.	85,000	232,900
*Constant Contact, Inc.	24,071	398,856
*Convergys Corp.	23,898	259,293
*CPI International, Inc.	35,189	348,371
*Cray, Inc.	71,418	532,778
*CSG Systems International, Inc.	51,140	835,628
*CSP, Inc.	1,770	6,514
CTS Corp.	29,900	267,904
*CyberOptics Corp.	23,132	139,486
#*CyberSource Corp.	115,887	1,898,229
#*Cymer, Inc.	33,606	1,150,669
*Cypress Semiconductor Corp.	118,100	995,583
Daktronics, Inc.	41,414	311,433
*Datalink Corp.	20,260	80,635
*Dataram Corp.	22,342	60,100
*DDi Corp.	54,118	219,178
#*DealerTrack Holdings, Inc.	38,600	636,128
*Deltek, Inc.	40,850	292,078
*DemandTec, Inc.	36,112	317,424
*DG FastChannel, Inc.	36,151	758,086
*Dice Holdings, Inc.	46,534	279,669
*Digi International, Inc.	55,669	442,569
#*Digimarc Corp.	17,785	248,990
*Digital River, Inc.	37,178	848,774
*Diodes, Inc.	22,403	366,961
*Ditech Networks, Inc.	34,593	44,279
*DivX, Inc.	52,751	253,732
*Double-Take Software, Inc.	44,852	415,778
*DSP Group, Inc.	62,127	359,094
#*DTS, Inc.	30,689	866,964
*Dynamics Research Corp.	26,472	339,106
EarthLink, Inc.	121,590	984,879
#*Ebix, Inc.	18,596	1,145,514
#*Echelon Corp.	87,693	1,197,009
*EDGAR Online, Inc.	43,996	75,233
*Edgewater Technology, Inc.	8,958	25,530
Electro Rent Corp.	57,465	615,450
*Electro Scientific Industries, Inc.	58,768	642,922
*Electronics for Imaging, Inc.	73,570	857,826
*eLoyalty Corp.	10,641	83,000
*EMS Technologies, Inc.	30,719	535,432
*Emulex Corp.	111,540	1,126,554
*Endwave Corp.	28,837	67,190
*Entegris, Inc.	119,099	447,812
*Entropic Communications, Inc.	28,369	74,610
#*Epicor Software Corp.	120,979	933,958

1006

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*EPIQ Systems, Inc.	76,255	$961,576
*ePlus, Inc.	9,620	144,685
*Euronet Worldwide, Inc.	66,770	1,579,110
*Exar Corp.	61,700	425,730
*ExlService Holdings, Inc.	40,597	552,525
*Extreme Networks	91,224	181,536
#Fair Isaac Corp.	58,190	1,183,003
*Fairchild Semiconductor Corp. Class A	145,300	1,086,844
*FalconStor Software, Inc.	45,128	150,276
#*Faro Technologies, Inc.	38,250	591,345
#*FEI Co.	47,298	1,126,165
*FormFactor, Inc.	61,651	1,047,450
*Forrester Research, Inc.	31,271	792,094
*Frequency Electronics, Inc.	13,896	61,142
*Gerber Scientific, Inc.	66,691	308,112
#*Global Cash Access, Inc.	154,392	977,301
*Globecomm Systems, Inc.	45,005	304,234
*GSE Systems, Inc.	31,460	189,389
#*GSI Commerce, Inc.	48,934	928,278
*GSI Technology, Inc.	68,996	249,076
*GTSI Corp.	19,287	143,688
*Guidance Software, Inc.	42,682	237,739
*Hackett Group, Inc.	117,708	367,249
*Harmonic, Inc.	136,337	715,769
*Harris Stratex Networks, Inc. Class A	76,259	480,432
*Hauppauge Digital, Inc.	22,755	18,204
Heartland Payment Systems, Inc.	22,600	277,754
#*Henry Bros. Electronics, Inc.	16,684	79,082
*Hittite Microwave Corp.	26,890	989,552
*Hughes Communications, Inc.	7,754	180,823
*Hutchinson Technology, Inc.	2,641	15,371
*Hypercom Corp.	53,401	152,193
*I.D. Systems, Inc.	11,587	42,293
#*i2 Technologies, Inc.	41,770	657,460
*ICx Technologies, Inc.	11,953	60,363
*IEC Electronics Corp.	3,494	14,605
*iGATE Corp.	111,113	981,128
*iGo, Inc.	39,755	52,874
*Ikanos Communications, Inc.	20,882	36,126
*Imation Corp.	41,694	367,741
Imergent, Inc.	10,795	71,787
*Immersion Corp.	60,008	220,229
#*Infinera Corp.	93,830	697,157
*infoGROUP, Inc.	86,830	569,605
*InfoSpace, Inc.	89,562	767,546
*Innodata Isogen, Inc.	57,116	370,112
*Insight Enterprises, Inc.	28,800	302,976
*Integral Systems, Inc.	36,661	307,952
*Integrated Device Technology, Inc.	240,550	1,414,434
*Integrated Silicon Solution, Inc.	74,212	259,742
*Intelli-Check, Inc.	21,629	31,795
*Intellon Corp.	3,274	22,492
*Interactive Intelligence, Inc.	34,352	576,083
#*InterDigital, Inc.	10,495	215,777
*Intermec, Inc.	68,493	843,834
*Internap Network Services Corp.	61,514	196,845
*International Rectifier Corp.	22,522	411,702
*Internet Brands, Inc.	53,089	394,982
*Internet Capital Group, Inc.	79,500	577,965
*Interphase Corp.	15,555	37,021
*Intevac, Inc.	44,844	457,409

1007

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*IntriCon Corp.	17,118	$57,773
*INX, Inc.	23,065	154,997
#*IPG Photonics Corp.	59,220	808,945
*Isilon Systems, Inc.	63,125	331,406
*Iteris, Inc.	94,250	133,835
#*Ixia	114,748	763,074
*IXYS Corp.	74,024	495,961
#*j2 Global Communications, Inc.	36,765	751,844
*JDA Software Group, Inc.	38,000	753,920
*JDS Uniphase Corp.	19,400	108,446
Keithley Instruments, Inc.	32,035	104,434
*Kenexa Corp.	27,989	352,661
*KEY Tronic Corp.	27,708	62,620
*Keynote Systems, Inc.	41,976	428,995
*Knot, Inc. (The)	60,894	649,739
*Kopin Corp.	196,768	873,650
*Kulicke & Soffa Industries, Inc.	91,075	423,499
*KVH Industries, Inc.	34,506	362,313
*L-1 Identity Solutions, Inc.	74,064	437,718
*LaserCard Corp.	25,018	167,621
*Lattice Semiconductor Corp.	125,963	240,589
*Lawson Software, Inc.	208,029	1,312,663
*LeCroy Corp.	25,765	96,361
*Limelight Networks, Inc.	95,259	332,454
*Lionbridge Technologies, Inc.	96,847	202,410
*Liquidity Services, Inc.	61,487	591,505
*Littlefuse, Inc.	24,500	675,220
*LoJack Corp.	30,530	128,837
*LookSmart, Ltd.	34,419	45,089
#*LoopNet, Inc.	63,624	555,438
*Loral Space & Communications, Inc.	18,487	488,427
*Mace Security International, Inc.	4,785	4,019
*Magma Design Automation, Inc.	85,000	182,750
#*Manhattan Associates, Inc.	25,574	586,923
*ManTech International Corp. Class A	3,266	143,247
Marchex, Inc. Class B	29,000	131,370
Maximus, Inc.	16,424	759,774
*Maxwell Technologies, Inc.	25,400	455,422
*Measurement Specialties, Inc.	30,238	233,135
*MEMSIC, Inc.	3,710	12,614
*Mentor Graphics Corp.	26,725	195,092
*Mercury Computer Systems, Inc.	56,509	604,646
*Merrimac Industries, Inc.	4,620	36,498
Mesa Laboratories, Inc.	5,853	140,472
Methode Electronics, Inc.	69,438	503,426
Micrel, Inc.	63,592	475,032
*MicroStrategy, Inc.	5,198	453,629
*Microtune, Inc.	24,117	41,240
*Mindspeed Technologies, Inc.	19,045	66,467
*MIPS Technologies, Inc.	70,594	278,846
*MKS Instruments, Inc.	76,951	1,203,514
Mocon, Inc.	10,068	81,047
*ModusLink Global Solutions, Inc.	112,757	926,863
*MoneyGram International, Inc.	94,276	281,885
*Monolithic Power Systems, Inc.	40,943	818,451
*MoSys, Inc.	87,805	207,220
*Move, Inc.	86,115	176,536
MTS Systems Corp.	18,096	479,544
*Multi-Fineline Electronix, Inc.	53,609	1,460,845
*Nanometrics, Inc.	36,710	301,022
*Napco Security Technologies, Inc.	49,598	95,228

1008

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*NCI, Inc.	20,244	$544,766
*NETGEAR, Inc.	41,819	762,360
#*NetLogic Microsystems, Inc.	22,183	843,176
*NetScout Systems, Inc.	99,888	1,227,624
#*NetSuite, Inc.	32,900	459,613
*Network Engines, Inc.	3,682	4,013
*Network Equipment Technologies, Inc.	63,303	208,900
*Newport Corp.	60,480	449,971
*NIC, Inc.	77,565	679,469
#*Novatel Wireless, Inc.	63,300	564,636
*Nu Horizons Electronics Corp.	49,135	191,135
*NumereX Corp. Class A	25,034	119,412
O.I. Corp.	2,700	19,372
*Occam Networks, Inc.	54,659	162,884
*OmniVision Technologies, Inc.	50,800	622,808
*Online Resources Corp.	53,753	282,203
*Onvia, Inc.	21,001	118,656
*Openwave Systems, Inc.	58,871	133,637
*Oplink Communications, Inc.	52,098	772,613
OPNET Technologies, Inc.	58,154	633,879
*Opnext, Inc.	102,806	252,903
*Optelecom-NKF, Inc.	5,241	20,597
*Optical Cable Corp.	17,761	53,638
*ORBCOMM, Inc.	85,137	201,775
*OSI Systems, Inc.	30,235	593,513
#*Palm, Inc.	95,456	1,108,244
*PAR Technology Corp.	31,086	169,419
Park Electrochemical Corp.	25,288	568,474
#*ParkerVision, Inc.	49,022	135,791
*PC Connection, Inc.	67,101	394,554
*PC Mall, Inc.	30,049	213,047
*PC-Tel, Inc.	61,059	357,806
*PDF Solutions, Inc.	29,526	104,522
Pegasystems, Inc.	85,128	2,440,620
*Perceptron, Inc.	30,364	102,327
*Perficient, Inc.	58,600	477,004
*Performance Technologies, Inc.	25,004	70,261
*Pericom Semiconductor Corp.	62,021	583,618
*Pervasive Software, Inc.	51,843	254,031
*Phoenix Technologies, Ltd.	63,021	147,469
#*Photronics, Inc.	55,848	233,445
*Pixelworks, Inc.	17,851	43,735
*Planar Systems, Inc.	7,233	16,419
Plantronics, Inc.	42,048	1,013,777
*PLATO Learning, Inc.	45,822	202,533
*Plexus Corp.	49,307	1,247,467
*PLX Technology, Inc.	59,544	186,968
Power Integrations, Inc.	30,060	937,872
*Presstek, Inc.	81,191	138,025
•*Price Communications Liquidation Trust	68,586	9,367
*Progress Software Corp.	44,435	1,026,448
*PROS Holdings, Inc.	17,900	160,921
QAD, Inc.	75,759	345,461
Qualstar Corp.	12,400	23,684
*QuickLogic Corp.	6,359	13,735
*Radiant Systems, Inc.	72,197	710,418
*RadiSys Corp.	46,013	391,571
*RAE Systems, Inc.	36,699	28,625
#*Rambus, Inc.	56,750	908,000
*Ramtron International Corp.	33,835	57,181
*RealNetworks, Inc.	134,600	480,522

1009

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Relm Wireless Corp.	4,000	$11,080
Renaissance Learning, Inc.	48,509	440,462
*RF Industries, Ltd.	800	3,176
Richardson Electronics, Ltd.	32,226	182,077
*RightNow Technologies, Inc.	52,219	796,862
*Rimage Corp.	19,902	366,197
*Riverbed Technology, Inc.	51,600	1,057,284
*Rofin-Sinar Technologies, Inc.	38,645	828,935
*Rogers Corp.	18,834	488,742
#*Rubicon Technology, Inc.	8,264	124,952
*Rudolph Technologies, Inc.	41,900	265,646
*S1 Corp.	132,896	797,376
*Saba Software, Inc.	52,271	224,243
*Salary.com, Inc.	16,187	44,676
*Sanmina-SCI Corp.	5,000	32,100
*Sapient Corp.	142,342	1,158,664
*SAVVIS, Inc.	15,360	227,174
*ScanSource, Inc.	33,032	838,682
*Scientific Learning Corp.	35,271	178,119
*SCM Microsystems, Inc.	43,654	110,008
*SeaChange International, Inc.	67,886	459,588
*Semitool, Inc.	73,742	520,619
*Semtech Corp.	59,980	927,891
Servidyne, Inc.	9,190	19,253
*ShoreTel, Inc.	69,891	459,184
#*Sigma Designs, Inc.	44,495	534,385
*Silicon Graphics International Corp.	48,525	289,209
*Silicon Image, Inc.	145,437	306,872
*Silicon Storage Technology, Inc.	247,436	502,295
#*Skyworks Solutions, Inc.	180,948	1,887,288
*Smart Modular Technologies (WWH), Inc.	57,095	231,806
*Smith Micro Software, Inc.	80,206	728,270
#*Sonic Solutions, Inc.	29,428	143,020
*SonicWALL, Inc.	139,915	1,110,925
*Sonus Networks, Inc.	75,164	144,315
#*Soundbite Communications, Inc.	2,982	8,946
*Sourcefire, Inc.	54,613	1,108,644
*Spark Networks, Inc.	51,456	139,446
*Spectrum Control, Inc.	36,098	305,028
*SRA International, Inc.	45,381	851,348
*SRS Labs, Inc.	47,239	306,581
*Standard Microsystems Corp.	28,100	541,206
*Starent Networks Corp.	37,774	1,274,495
*StarTek, Inc.	44,227	256,517
#*STEC, Inc.	126,449	2,695,893
#*Stratasys, Inc.	47,697	752,659
#*SuccessFactors, Inc.	45,759	699,655
*Super Micro Computer, Inc.	7,111	57,315
*Supertex, Inc.	29,510	715,618
*Support.com, Inc.	107,924	259,018
#*Switch & Data Facilities Co., Inc.	31,847	532,800
*Sycamore Networks, Inc.	431,415	1,229,533
*Symmetricom, Inc.	97,532	467,178
*Symyx Technologies, Inc.	95,180	558,707
#*Synaptics, Inc.	27,717	623,632
*Synchronoss Technologies, Inc.	57,121	651,751
#*SYNNEX Corp.	53,859	1,385,792
Syntel, Inc.	8,049	288,396
#*Taleo Corp. Class A	48,755	1,059,934
*Tech Data Corp.	25,000	960,750
Technitrol, Inc.	45,507	354,500

1010

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TechTarget, Inc.	11,882	$74,857
*TechTeam Global, Inc.	29,672	232,332
*Techwell, Inc.	48,312	501,479
*Tekelec	68,099	1,022,847
*TeleCommunication Systems, Inc.	96,468	862,424
*TeleTech Holdings, Inc.	56,796	1,016,080
*Telular Corp.	46,608	138,426
#*Teradyne, Inc.	146,390	1,225,284
#*Terremark Worldwide, Inc.	122,103	780,238
Tessco Technologies, Inc.	12,894	218,553
*Tessera Technologies, Inc.	54,191	1,198,163
TheStreet.com, Inc.	26,681	66,436
*THQ, Inc.	1,238	6,475
*TIBCO Software, Inc.	10,078	88,182
*Tier Technologies, Inc. Class B	30,501	249,498
*TiVo, Inc.	90,637	986,131
#*TNS, Inc.	17,500	494,550
*Tollgrade Communications, Inc.	20,340	121,023
*Track Data Corp.	4,850	19,448
*Transact Technologies, Inc.	16,650	94,406
*Travelzoo, Inc.	20,873	288,465
*Trident Microsystems, Inc.	50,900	95,692
*Trio-Tech International	1,700	4,335
*Triquint Semiconductor, Inc.	136,226	734,258
*TSR, Inc.	1,884	4,032
*TTM Technologies, Inc.	104,811	1,065,928
#*Tyler Technologies, Inc.	43,730	831,745
#*Ultimate Software Group, Inc.	15,481	394,920
*Ultra Clean Holdings, Inc.	33,438	184,243
*Ultratech, Inc.	55,215	713,378
*Unica Corp.	49,440	344,102
United Online, Inc.	105,196	841,568
#*Universal Display Corp.	41,360	469,850
#*UTStarcom, Inc.	95,504	172,862
#*ValueClick, Inc.	92,302	908,252
#*Veeco Instruments, Inc.	24,500	596,575
*VeriFone Holdings, Inc.	47,100	626,430
*Viasat, Inc.	34,570	1,007,716
*Vicon Industries, Inc.	12,667	85,502
*Video Display Corp.	29,556	144,381
*Virage Logic Corp.	57,901	341,616
#*VirnetX Holding Corp.	18,750	40,500
*Virtusa Corp.	45,536	408,913
*Vishay Intertechnology, Inc.	13,690	85,289
*Vocus, Inc.	16,676	301,836
*Volterra Semiconductor Corp.	45,106	624,718
Wayside Technology Group, Inc.	12,865	98,417
*Web.com Group, Inc.	74,652	525,550
#*Websense, Inc.	38,904	624,798
*Wireless Ronin Technologies, Inc.	19,040	62,451
*WPCS International, Inc.	11,267	34,026
*Wright Express Corp.	24,280	677,655
*ZiLOG, Inc.	36,394	98,264
*Zix Corp.	108,277	198,147
*Zoran Corp.	66,500	589,855
*Zygo Corp.	30,838	213,091

Total Information Technology		199,604,214

Materials — (4.3%)
A. Schulman, Inc.	30,700	533,259
A.M. Castle & Co.	36,297	409,067

1011

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*AEP Industries, Inc.	11,589	$404,224
AK Steel Holding Corp.	100,772	1,599,252
#AMCOL International Corp.	33,660	876,506
*American Pacific Corp.	15,005	106,235
American Vanguard Corp.	42,749	354,817
*Arabian American Development Co.	7,133	18,403
Arch Chemicals, Inc.	29,840	826,270
*Balchem Corp.	36,968	1,019,947
*Brush Engineered Materials, Inc.	39,460	728,037
*Buckeye Technologies, Inc.	44,700	400,512
*BWAY Holding Co.	39,900	709,023
Cabot Corp.	75,100	1,646,943
*Calgon Carbon Corp.	45,320	717,869
Carpenter Technology Corp.	53,831	1,132,066
#*Century Aluminum Co.	9,500	82,365
#*Coeur d’Alene Mines Corp.	32,800	658,624
*Continental Materials Corp.	1,000	11,000
*Core Molding Technologies, Inc.	24,700	69,407
Cytec Industries, Inc.	8,800	291,896
Deltic Timber Corp.	12,500	531,250
#Eagle Materials, Inc.	45,300	1,125,705
*Ferro Corp.	28,106	172,290
Friedman Industries, Inc.	20,332	117,316
*General Moly, Inc.	26,900	59,180
*Graphic Packaging Holding Co.	10,968	25,117
H.B. Fuller Co.	55,958	1,069,357
#Hawkins, Inc.	18,860	396,437
*Haynes International, Inc.	11,357	321,630
#*Headwaters, Inc.	53,888	222,019
#*Hecla Mining Co.	129,900	533,889
*Horsehead Holding Corp.	62,746	597,969
*ICO, Inc.	66,529	255,471
Innophos Holdings, Inc.	30,200	584,370
*Innospec, Inc.	7,100	83,922
Kaiser Aluminum Corp.	19,093	762,765
*KapStone Paper & Packaging Corp.	28,152	195,375
KMG Chemicals, Inc.	32,047	394,178
Koppers Holdings, Inc.	13,180	344,262
#*Kronos Worldwide, Inc.	46,501	621,718
*Landec Corp.	62,104	406,160
#*Louisiana-Pacific Corp.	54,035	283,684
*LSB Industries, Inc.	35,889	445,024
Minerals Technologies, Inc.	24,600	1,211,796
#*Mines Management, Inc.	67,283	158,788
*Mod-Pac Corp.	5,715	16,516
Myers Industries, Inc.	64,570	566,279
Neenah Paper, Inc.	15,048	155,747
NewMarket Corp.	27,175	2,540,862
NL Industries, Inc.	138,559	859,066
*Northern Technologies International Corp.	6,826	52,902
#Olympic Steel, Inc.	17,755	449,202
*OM Group, Inc.	42,200	1,140,244
*Omnova Solutions, Inc.	43,811	280,829
P.H. Glatfelter Co.	56,817	600,556
*Penford Corp.	28,595	168,710
*PolyOne Corp.	43,601	243,294
Quaker Chemical Corp.	29,113	599,728
*Ready Mix, Inc.	7,541	23,377
*Rock of Ages Corp.	626	2,229
Rock-Tenn Co. Class A	24,184	1,059,259
#*Rockwood Holdings, Inc.	17,200	341,936

1012

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Royal Gold, Inc.	1,300	$57,421
*RTI International Metals, Inc.	33,400	691,714
Schnitzer Steel Industries, Inc. Class A	7,451	322,181
Schweitzer-Maudoit International, Inc.	28,091	1,450,900
*Senomyx, Inc.	34,783	133,567
Sensient Technologies Corp.	29,511	746,333
#*Solitario Exploration & Royalty Corp.	25,595	48,630
*Solutia, Inc.	28,100	309,100
*Spartech Corp.	31,026	296,919
Stepan Co.	21,655	1,239,532
#*Stillwater Mining Co.	93,000	576,600
*Synalloy Corp.	19,379	175,186
Temple-Inland, Inc.	84,887	1,311,504
Texas Industries, Inc.	29,500	982,055
*U.S. Concrete, Inc.	62,153	100,066
#*U.S. Gold Corp.	10,276	27,745
*United States Lime & Minerals, Inc.	16,458	577,182
*Universal Stainless & Alloy Products, Inc.	14,270	215,334
Walter Energy, Inc.	11,800	690,300
*Wausau Paper Corp.	102,697	900,653
Westlake Chemical Corp.	74,700	1,814,463
#Worthington Industries, Inc.	77,437	855,679
*WR Grace & Co.	68,900	1,508,221
Zep, Inc.	34,793	594,960
#*Zoltek Cos., Inc.	32,400	288,684

Total Materials		48,531,059

Other — (0.0%)
•Allen Organ Co. Escrow Shares	700	1,151
•*ePresence, Inc. Escrow Shares	8,100	—
•*Landco Real Estate LLC	700	—
•*MAIR Holdings, Inc. Escrow Shares	23,464	—
•*Petrocorp, Inc. Escrow Shares	5,200	312

Total Other		1,463

Telecommunication Services — (1.1%)
Alaska Communications Systems Group, Inc.	35,416	275,536
*Arbinet Corp.	51,915	113,694
Atlantic Tele-Network, Inc.	28,550	1,308,732
#*Cbeyond, Inc.	31,579	421,580
*Centennial Communications Corp.	92,494	782,499
*Cincinnati Bell, Inc.	228,493	703,758
#*Cogent Communications Group, Inc.	73,994	749,559
Consolidated Communications Holdings, Inc.	34,564	477,674
D&E Communications, Inc.	34,986	391,843
*General Communications, Inc. Class A	101,629	625,018
*Global Crossing, Ltd.	32,335	368,619
HickoryTech Corp.	38,057	342,894
*IDT Corp.	300	1,041
*IDT Corp. Class B	19,465	76,303
#Iowa Telecommunications Services, Inc.	47,276	556,439
*iPCS, Inc.	29,348	700,537
*Neutral Tandem, Inc.	20,949	441,814
#NTELOS Holdings Corp.	33,860	511,286
*PAETEC Holding Corp.	15,550	50,382
*Premiere Global Services, Inc.	76,314	570,066
*Shenandoah Telecommunications Co.	21,160	353,160
*SureWest Communications	14,886	131,295
*Syniverse Holdings, Inc.	68,473	1,172,942
*USA Mobility, Inc.	65,030	708,827
*Virgin Mobile USA, Inc.	86,600	346,400

1013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Warwick Valley Telephone Co.	1,600	$19,568
*Xeta Corp.	27,289	67,540

Total Telecommunication Services		12,269,006

Utilities — (2.0%)
ALLETE, Inc.	37,171	1,258,238
American States Water Co.	25,359	840,651
Artesian Resources Corp.	19,176	310,843
Avista Corp.	62,189	1,179,103
Black Hills Corp.	43,190	1,052,540
#*Cadiz, Inc.	21,448	229,279
California Water Service Group	24,098	881,264
Central Vermont Public Service Corp.	22,979	445,563
CH Energy Group, Inc.	19,421	804,224
Chesapeake Utilities Corp.	25,666	813,114
Connecticut Water Services, Inc.	23,756	529,759
Delta Natural Gas Co., Inc.	9,250	253,265
*El Paso Electric Co.	55,205	1,035,094
Empire District Electric Co.	39,230	708,494
Energy, Inc.	13,998	124,302
Laclede Group, Inc.	37,263	1,144,347
Maine & Maritimes Corp.	1,400	50,750
MGE Energy, Inc.	31,592	1,106,352
Middlesex Water Co.	34,090	524,645
New Jersey Resources Corp.	23,667	833,078
Northwest Natural Gas Co.	23,742	992,653
NorthWestern Corp.	42,263	1,020,651
Pennichuck Corp.	12,500	283,375
PNM Resources, Inc.	104,990	1,125,493
RGC Resources, Inc.	6,594	185,951
SJW Corp.	42,342	921,785
South Jersey Industries, Inc.	34,187	1,206,459
Southwest Gas Corp.	34,223	855,233
Southwest Water Co.	40,458	225,351
UIL Holdings Corp.	31,163	800,266
Unisource Energy Corp.	36,525	1,054,842
Unitil Corp.	1,900	39,311
York Water Co.	26,130	365,559

Total Utilities		23,201,834

TOTAL COMMON STOCKS		953,435,222

RIGHTS/WARRANTS — (0.0%)
•*Contra Phramacopeia, Inc. Rights 12/31/11	38,293	—
•*Enterprise Bancorp, Inc. Rights 11/19/09	600	—
•*Lantronix, Inc. Warrants	17	—
•*Mossimo, Inc. Contingent Rights	2,300	—
•*Tengasco, Inc. Warrants	512	—
*Valley National Bancorp Warrants 06/30/15	3	7

TOTAL RIGHTS/WARRANTS		7

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,576,158	6,576,158

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.0%)
§@DFA Short Term Investment Fund LP	168,716,508	168,716,508

1014

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,572,167 FHLMC 5.793%(r), 01/01/37, valued at $883,179) to be repurchased at $857,461	$857	$857,455

TOTAL SECURITIES LENDING COLLATERAL		169,573,963

TOTAL INVESTMENTS — (100.0%) (Cost $1,049,926,753)		$1,129,585,350

See accompanying Notes to Financial Statements.

1015

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (88.0%)
AUSTRALIA — (3.6%)
*Alumina, Ltd.	835,922	$1,226,704
*Alumina, Ltd. Sponsored ADR	33,990	196,462
Amcor, Ltd.	679,439	3,498,781
Bank of Queensland, Ltd.	40,809	446,736
Bendigo Bank, Ltd.	130,070	1,054,115
BlueScope Steel, Ltd.	438,641	1,162,465
Boral, Ltd.	353,999	1,805,643
*Caltex Australia, Ltd.	144,422	1,309,419
Crown, Ltd.	218,556	1,590,886
CSR, Ltd. (6238645)	1,066,893	1,814,583
CSR, Ltd. (B58VXV1)	186,706	323,521
Downer EDI, Ltd.	193,547	1,473,357
#Fairfax Media, Ltd.	955,816	1,354,543
Goodman Fielder, Ltd.	685,069	982,702
*Incitec Pivot, Ltd.	313,539	731,383
Insurance Australia Group, Ltd.	660,299	2,221,173
Lend Lease Corp., Ltd.	123,700	1,025,364
#Macquarie Group, Ltd.	139,902	6,127,111
National Australia Bank, Ltd.	243,560	6,435,254
OneSteel, Ltd.	611,810	1,661,032
*OZ Minerals, Ltd.	1,367,667	1,430,126
Qantas Airways, Ltd.	637,876	1,586,074
Sims Metal Management, Ltd.	27,797	490,068
Suncorp-Metway, Ltd.	484,484	3,789,571
TABCORP Holdings, Ltd.	2,500	15,948
Tatts Group, Ltd.	118,654	262,725
Toll Holdings, Ltd.	297,533	2,255,339
Washington H. Soul Pattinson & Co., Ltd.	47,047	563,144
Wesfarmers, Ltd.	767,473	19,150,955

TOTAL AUSTRALIA		65,985,184

AUSTRIA — (0.2%)
#Erste Group Bank AG	48,707	1,958,165
OMV AG	23,404	964,452
Voestalpine AG	42,581	1,456,014

TOTAL AUSTRIA		4,378,631

BELGIUM — (0.6%)
Delhaize Group SA	55,030	3,738,288
Delhaize Group SA Sponsored ADR	10,600	718,680
Solvay SA	28,243	2,773,384
#UCB SA	99,152	4,232,846

TOTAL BELGIUM		11,463,198

CANADA — (7.6%)
Astral Media, Inc. Class A	22,250	658,833
Bank of Montreal	316,796	14,656,262
Barrick Gold Corp.	33,779	1,216,238
BCE, Inc.	114,400	2,737,227
Canadian Pacific Railway, Ltd.	125,403	5,435,424
#Canadian Tire Corp. Class A	62,053	3,136,342
Canadian Utilities, Ltd. Class A	13,500	480,713
*CGI Group, Inc.	56,161	686,150
Empire Co., Ltd. Class A	19,858	788,961
EnCana Corp.	41,946	2,325,918
Ensign Energy Services, Inc.	47,000	674,128
Fairfax Financial Holdings, Inc.	9,700	3,469,876
First Quantum Minerals, Ltd.	17,600	1,203,967

1016

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
George Weston, Ltd.	38,500	$1,962,626
Gerdau Ameristeel Corp.	63,889	434,567
Goldcorp, Inc.	296,096	10,885,540
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,109,095
Inmet Mining Corp.	11,200	593,510
Intact Financial Corp.	21,200	644,591
Loblaw Cos., Ltd.	71,387	1,969,979
Magna International, Inc. Class A	56,394	2,225,949
Manitoba Telecom Services, Inc.	8,700	252,546
#Manulife Financial Corp.	583,408	10,945,134
Metro, Inc. Class A	58,400	1,821,542
National Bank of Canada.	48,489	2,526,958
Onex Corp.	40,007	902,519
*Sino-Forest Corp.	89,100	1,254,095
Sun Life Financial, Inc.	488,350	13,507,985
Suncor Energy, Inc.	6,564	217,900
Talisman Energy, Inc.	423,559	7,226,005
*Teck Resources, Ltd. Class B	97,700	2,836,058
Telus Corp.	4,900	153,922
Thomson Reuters Corp.	286,601	9,116,775
*Thomson Reuters Corp. ADR	48,414	1,532,303
#Toronto Dominion Bank	322,721	18,396,036
TransCanada Corp.	239,073	7,326,520
*Viterra, Inc.	122,927	1,170,138
Yamana Gold, Inc.	392,465	4,163,854

TOTAL CANADA		140,646,186

DENMARK — (1.1%)
A.P. Moller - Maersk A.S.	844	5,762,863
Carlsberg A.S. Series B	71,633	5,022,169
Danisco A.S.	32,259	2,011,765
*Danske Bank A.S.	226,831	5,209,538
*Jyske Bank A.S.	29,350	1,095,462
*Sydbank A.S.	22,100	540,516

TOTAL DENMARK		19,642,313

FINLAND — (0.8%)
Kesko Oyj	68,400	2,276,290
#Neste Oil Oyj	26,895	475,691
Rautaruukki Oyj Series K	16,100	328,183
Sampo Oyj	57,704	1,381,160
Stora Enso Oyj Series R	584,456	4,423,737
#UPM-Kymmene Oyj	522,500	6,270,728

TOTAL FINLAND		15,155,789

FRANCE — (9.3%)
#*Air France-KLM SA	157,437	2,413,802
AXA SA	948,963	23,600,860
AXA SA Sponsored ADR	403,078	9,996,334
BNP Paribas SA	295,719	22,277,734
Capgemini SA	59,817	2,771,108
#Casino Guichard Perrachon SA	29,583	2,350,707
Ciments Francais SA	10,168	1,108,102
CNP Assurances SA	27,496	2,657,006
Compagnie de Saint-Gobain SA	267,410	13,030,815
Compagnie Generale des Establissements Michelin SA Series B	39,505	2,926,411
Credit Agricole SA	469,537	8,994,054
Credit Industriel et Commercial	3,905	673,250
European Aeronautic Defence & Space Co. EADS NV	215,176	4,029,275
*GDF Suez SA	95,747	4,002,936

1017

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Groupe Eurotunnel SA	142,361	$1,407,308
#Lafarge SA	109,354	8,876,240
Lagardere SCA	86,944	3,928,074
*Peugeot SA	74,673	2,432,407
PPR SA	61,307	6,681,438
*Renault SA	83,174	3,722,099
Safran SA	77,902	1,256,774
Schneider Electric SA	47,897	4,980,751
SCOR SE	125,072	3,183,191
Societe Generale Paris SA	234,111	15,549,606
STMicroelectronics NV	551,076	4,422,520
Vivendi SA	551,039	15,287,105

TOTAL FRANCE		172,559,907

GERMANY — (8.3%)
Allianz SE	188,633	21,607,974
Allianz SE Sponsored ADR	716,588	8,133,274
#Bayerische Motoren Werke AG	235,671	11,528,633
*Commerzbank AG	211,454	2,203,898
#Daimler AG (5529027)	505,191	24,408,820
Daimler AG (D1668R123)	102,800	4,958,044
#Deutsche Bank AG	113,494	8,245,496
Deutsche Lufthansa AG	141,492	2,184,845
Deutsche Telekom AG	920,799	12,535,665
Deutsche Telekom AG Sponsored ADR	681,300	9,224,802
E.ON AG	439,688	16,799,319
#Fraport AG	23,273	1,095,728
#Generali Deutschland Holding AG	10,428	980,998
#*Hannover Rueckversicherung AG	25,951	1,176,798
Heidelberger Zement AG	7,862	468,532
Linde AG	27,369	2,845,198
Munchener Rueckversicherungs-Gesellschaft AG	109,310	17,294,245
Porsche Automobil Holding SE	26,431	2,021,763
*Salzgitter AG	6,527	587,353
#ThyssenKrupp AG	142,023	4,564,366
#*TUI AG	38,235	264,818

TOTAL GERMANY		153,130,569

GREECE — (0.0%)
*EFG Eurobank Ergasias S.A.	31,717	502,413
Hellenic Petroleum S.A.	34,102	413,364

TOTAL GREECE		915,777

HONG KONG — (3.1%)
*Cathay Pacific Airways, Ltd.	706,626	1,144,927
Cheung Kong Holdings, Ltd.	892,000	11,377,069
Hang Lung Group, Ltd.	420,000	2,126,600
Henderson Land Development Co., Ltd.	551,000	3,898,890
Hong Kong & Shanghai Hotels, Ltd.	354,524	507,371
Hopewell Holdings, Ltd.	299,500	951,728
Hutchison Whampoa, Ltd.	1,568,000	11,005,613
Hysan Development Co., Ltd.	283,124	830,754
New World Development Co., Ltd.	1,518,506	3,264,658
#Shun Tak Holdings, Ltd.	484,000	325,579
#Sino Land Co., Ltd.	1,376,484	2,635,413
Sun Hung Kai & Co., Ltd.	35,000	27,396
Sun Hung Kai Properties, Ltd.	657,000	9,920,620
Tsim Sha Tsui Properties, Ltd.	249,333	995,109
Wharf Holdings, Ltd.	866,925	4,700,532
Wheelock & Co., Ltd.	924,000	2,980,370

1018

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Wheelock Properties, Ltd.	445,000	$308,763

TOTAL HONG KONG		57,001,392

IRELAND — (0.0%)
CRH P.L.C. Sponsored ADR	2,354	58,214

ITALY — (2.0%)
Banca Monte Dei Paschi di Siena SpA	850,229	1,615,516
Banca Popolare di Milano Scarl	160,960	1,197,599
*Banco Popolare Scarl	63,409	550,843
#*Fiat SpA	5,432	80,870
*Intesa Sanpaolo SpA	2,175,138	9,154,023
Italcementi SpA	94,820	1,364,856
Telecom Italia SpA	1,829,591	2,906,550
Telecom Italia SpA Sponsored ADR	206,300	3,271,918
*UniCredito SpA	2,737,011	9,169,550
Unione di Banche Italiane ScpA	456,559	6,521,424
*Unipol Gruppo Finanziario SpA	481,660	698,359

TOTAL ITALY		36,531,508

JAPAN — (12.1%)
77 Bank, Ltd. (The)	298,000	1,714,988
#*AEON Co., Ltd.	386,300	3,445,574
Aisin Seiki Co., Ltd.	91,000	2,313,730
Ajinomoto Co., Inc.	238,000	2,233,780
Amada Co., Ltd.	234,000	1,431,565
Aoyama Trading Co., Ltd.	14,400	230,766
*Aozora Bank, Ltd.	254,000	300,319
Asahi Glass Co., Ltd.	79,000	665,561
Asahi Kasei Corp.	203,000	1,005,888
Asatsu-DK, Inc.	6,000	118,325
Bank of Kyoto, Ltd. (The)	154,000	1,397,446
Bridgestone Corp.	123,400	2,034,954
Canon Marketing Japan, Inc.	39,500	639,958
Chiba Bank, Ltd. (The)	316,000	1,948,740
#Chudenko Corp.	11,200	165,719
Chugoku Bank, Ltd. (The)	77,400	1,045,132
Citizen Holdings Co., Ltd.	144,000	810,260
Coca-Cola West Co., Ltd.	24,700	458,813
Comsys Holdings Corp.	46,000	454,630
Cosmo Oil Co., Ltd.	342,000	898,391
#Credit Saison Co., Ltd.	60,800	679,683
Dai Nippon Printing Co., Ltd.	429,000	5,375,111
Daicel Chemical Industries, Ltd.	233,000	1,407,022
Daido Steel Co., Ltd.	51,000	173,583
Daishi Bank, Ltd. (The)	255,000	928,911
Daiwa House Industry Co., Ltd.	318,200	3,399,508
#Dentsu, Inc.	66,100	1,416,131
DIC Corp.	226,000	369,892
*Fuji Electric Holdings Co., Ltd.	46,000	85,479
*Fuji Heavy Industries, Ltd.	423,000	1,652,997
FUJIFILM Holdings Corp.	363,000	10,319,828
Fujikura, Ltd.	167,000	805,207
Fukuoka Financial Group, Inc.	416,000	1,521,056
Glory, Ltd.	29,700	653,519
Gunma Bank, Ltd. (The)	184,000	958,603
#H2O Retailing Corp.	68,000	413,291
Hachijuni Bank, Ltd. (The)	364,000	2,153,465
Hakuhodo Dy Holdings, Inc.	13,520	679,067
Higo Bank, Ltd. (The)	164,000	970,817
*Hino Motors, Ltd.	36,000	133,083

1019

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hitachi Transport System, Ltd.	17,600	$230,856
*Hitachi, Ltd.	2,172,000	7,013,075
*Hitachi, Ltd. Sponsored ADR	21,300	684,369
Hokkoku Bank, Ltd. (The)	108,000	423,810
#House Foods Corp.	37,000	589,160
Hyakugo Bank, Ltd. (The)	192,000	918,196
Hyakujishi Bank, Ltd. (The)	120,000	494,529
Idemitsu Kosan Co., Ltd.	18,800	1,378,663
Isetan Mitsukoshi Holdings, Ltd.	126,600	1,213,315
#*Isuzu Motors, Ltd.	461,000	974,717
Itochu Corp.	261,000	1,649,725
*J Front Retailing Co., Ltd.	30,000	142,204
JS Group Corp.	191,440	3,124,401
JTEKT Corp.	75,400	796,515
Juroku Bank, Ltd.	127,000	454,362
Kagoshima Bank, Ltd. (The)	145,000	1,070,749
#Kamigumi Co., Ltd.	126,000	946,461
Kandenko Co., Ltd.	61,000	376,223
Kaneka Corp.	180,000	1,171,830
#*Kawasaki Kisen Kaisha, Ltd.	121,000	440,890
Keiyo Bank, Ltd. (The)	108,000	519,063
Kinden Corp.	109,000	885,243
*Kobe Steel, Ltd.	1,414,000	2,569,656
Kuraray Co., Ltd.	99,500	1,027,179
Kyocera Corp.	80,500	6,752,683
#Marui Group Co., Ltd.	90,500	519,871
Mazda Motor Corp.	334,000	753,792
#Medipal Holdings Corp.	52,500	733,158
*Meiji Holdings Co., Ltd.	7,400	301,395
Mitsubishi Chemical Holdings Corp.	573,500	2,129,637
*Mitsubishi Gas Chemical Co., Inc.	235,000	1,083,973
Mitsubishi Heavy Industries, Ltd.	1,566,000	5,537,502
Mitsubishi Logistics Corp.	69,000	750,716
#*Mitsubishi Materials Corp.	523,000	1,379,095
Mitsubishi Rayon Co., Ltd.	310,000	1,070,815
Mitsubishi Tanabe Pharma Corp.	81,000	1,034,108
#Mitsui Chemicals, Inc.	456,000	1,566,052
*Mitsui Mining & Smelting Co., Ltd.	257,000	662,228
Nagase & Co., Ltd.	96,000	1,167,641
Namco Bandai Holdings, Inc.	10,800	110,428
#*NEC Corp.	881,000	2,504,109
#NGK Spark Plug Co., Ltd.	97,000	1,099,333
Nippon Express Co., Ltd.	574,000	2,350,334
Nippon Kayaku Co., Ltd.	68,000	608,340
#Nippon Meat Packers, Inc.	78,397	919,193
Nippon Mining Holdings, Inc.	636,500	2,839,564
Nippon Oil Corp.	706,800	3,482,937
Nippon Paper Group, Inc.	51,200	1,358,725
Nippon Sheet Glass Co., Ltd.	343,000	1,010,693
#Nippon Shokubai Co., Ltd.	58,000	487,475
Nippon Television Network Corp.	2,660	346,668
Nishi-Nippon Bank, Ltd.	319,000	789,149
*Nissan Motor Co., Ltd.	1,166,800	8,443,133
Nissay Dowa General Insurance Co., Ltd.	101,000	448,293
Nisshin Steel Co., Ltd.	363,000	605,796
Nisshinbo Holdings, Inc.	80,000	786,287
NOK Corp.	68,200	904,895
NSK, Ltd.	161,000	935,372
NTN Corp.	168,000	634,356
Obayashi Corp.	289,000	1,091,329
Oji Paper Co., Ltd.	110,000	478,694

1020

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Onward Holdings Co., Ltd.	84,000	$521,449
#Panasonic Electric Works Co., Ltd.	201,000	2,537,201
Resona Holdings, Inc.	16,725	199,139
#Ricoh Co., Ltd.	329,000	4,471,188
Rohm Co., Ltd.	50,600	3,355,637
San-in Godo Bank, Ltd. (The)	133,000	1,156,467
#Sapporo Hokuyo Holdings, Inc.	112,000	378,066
SBI Holdings, Inc.	6,221	1,143,092
Seiko Epson Corp.	68,500	1,058,923
Sekisui Chemical Co., Ltd.	257,000	1,554,475
Sekisui House, Ltd.	307,000	2,654,854
#Sharp Corp.	288,000	3,072,784
Shiga Bank, Ltd.	195,000	1,209,736
Shimachu Co., Ltd.	19,100	451,541
Showa Denko K.K.	536,000	1,031,692
Sojitz Corp.	383,700	708,376
Sony Corp. Sponsored ADR	526,299	15,467,928
Sumitomo Chemical Co., Ltd.	307,000	1,223,168
Sumitomo Corp.	605,000	5,873,165
#Sumitomo Electric Industries, Ltd.	539,600	6,547,921
Sumitomo Forestry Co., Ltd.	24,000	183,872
*Sumitomo Heavy Industries, Ltd.	170,000	771,303
Sumitomo Rubber Industries, Ltd.	72,500	668,330
Sumitomo Trust & Banking Co., Ltd.	146,000	760,659
#Suzuken Co., Ltd.	19,000	672,391
*Taiheiyo Cement Corp.	514,000	596,763
Taisei Corp.	546,000	1,071,524
#Takashimaya Co., Ltd.	181,000	1,220,396
TDK Corp. Sponsored ADR	10,413	597,186
Teijin, Ltd.	749,000	2,201,319
Toda Corp.	120,000	400,022
Tokyo Broadcasting System, Inc.	3,300	49,222
Tokyo Steel Manufacturing Co., Ltd.	93,400	1,223,302
#Tokyo Tatemono Co., Ltd.	63,000	300,399
Toppan Printing Co., Ltd.	378,000	3,378,347
Toyo Seikan Kaisha, Ltd.	116,900	1,963,907
Toyobo Co., Ltd.	40,000	62,055
Toyota Auto Body Co., Ltd.	32,000	594,355
*Toyota Tsusho Corp.	122,900	1,757,232
TV Asahi Corp.	54	82,106
UNY Co., Ltd.	104,000	772,492
Yamaguchi Financial Group, Inc.	98,000	936,306
Yamaha Corp.	101,600	1,049,626
#Yamaha Motor Co., Ltd.	144,400	1,719,553
#*Yokogawa Electric Corp.	138,500	1,122,516
#Yokohama Rubber Co., Ltd.	104,000	455,518

TOTAL JAPAN		223,411,255

NETHERLANDS — (3.5%)
*Aegon NV	1,019,264	7,244,352
ArcelorMittal NV	511,865	17,322,813
*ING Groep NV	693,503	9,024,992
*ING Groep NV Sponsored ADR	111,900	1,443,510
Koninklijke Ahold NV	273,884	3,449,891
Koninklijke DSM NV	120,824	5,293,785
Philips Electronics NV	814,648	20,464,625

TOTAL NETHERLANDS		64,243,968

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	168,196	241,957
Contact Energy, Ltd.	18,838	83,894

1021

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Fletcher Building, Ltd.	143,342	$846,729

TOTAL NEW ZEALAND		1,172,580

NORWAY — (0.8%)
#*DnB NOR ASA Series A	490,000	5,613,215
*Norsk Hydro ASA	541,920	3,551,726
#Orkla ASA	647,000	5,981,352
*Storebrand ASA	76,502	519,867

TOTAL NORWAY		15,666,160

PORTUGAL — (0.2%)
Banco Comercial Portugues SA	603,030	859,671
Banco Espirito Santo SA	331,361	2,445,623

TOTAL PORTUGAL		3,305,294

SINGAPORE — (1.6%)
Capitaland, Ltd.	1,197,000	3,471,162
City Developments, Ltd.	272,000	1,905,700
DBS Group Holdings, Ltd.	1,086,900	9,953,365
Fraser & Neave, Ltd.	773,550	2,106,108
Jardine Cycle & Carriage, Ltd.	32,050	526,331
Neptune Orient Lines, Ltd.	158,000	175,848
Overseas-Chinese Banking Corp., Ltd.	753,756	4,061,900
#Singapore Airlines, Ltd.	483,400	4,635,684
*Singapore Airport Terminal Services, Ltd.	352,882	616,681
Singapore Land, Ltd.	76,000	297,520
United Industrial Corp., Ltd.	260,000	335,676
United Overseas Bank, Ltd.	46,400	556,190
UOL Group, Ltd.	283,100	675,395

TOTAL SINGAPORE		29,317,560

SPAIN — (5.6%)
Acciona SA	26,688	3,251,029
Acerinox SA	10,968	218,122
Banco Bilbao Vizcaya Argentaria SA	203,601	3,639,369
Banco Bilbao Vizcaya SA Sponsored ADR	6,198	110,324
#Banco de Sabadell SA	610,235	4,119,647
Banco Espanol de Credito SA	51,687	654,216
#Banco Popular Espanol SA	307,762	2,741,424
Banco Santander SA	3,095,407	49,812,076
Banco Santander SA Sponsored ADR	876,182	14,071,483
Criteria Caixacorp SA	315,173	1,536,409
Fomento de Construcciones y Contratas SA	28,773	1,170,439
Gas Natural SDG SA	4,681	94,045
Iberdrola Renovables SA	304,492	1,353,511
Mapfre SA	25,795	110,541
Repsol YPF SA	453,348	12,068,710
Repsol YPF SA Sponsored ADR	314,184	8,357,294
*Sacyr Vallehermoso SA	54,812	829,235

TOTAL SPAIN		104,137,874

SWEDEN — (3.3%)
Boliden AB	15,644	188,374
Holmen AB Series B	56,400	1,522,142
#Nordea Bank AB	2,166,737	23,256,495
#*Skandinaviska Enskilda Banken AB Series A	533,980	3,234,440
#SSAB AB Series A	116,881	1,781,706
#SSAB AB Series B	67,450	943,135
Svenska Cellulosa AB Series B	566,500	7,784,304
#Svenska Handelsbanken AB Series A	224,341	5,797,397

1022

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*Swedbank AB Series A	1,700	$14,645
Tele2 AB Series B	215,732	3,144,465
TeliaSonera AB	847,389	5,616,442
#Volvo AB Series A	245,027	2,262,852
Volvo AB Series B	531,437	5,032,879

TOTAL SWEDEN		60,579,276

SWITZERLAND — (7.5%)
Adecco SA	99,494	4,445,829
Baloise-Holding AG	42,075	3,602,542
Banque Cantonale Vaudoise	2,637	993,278
Compagnie Financiere Richemont SA Series A	393,600	11,018,388
Credit Suisse Group AG	616,112	32,935,609
Credit Suisse Group AG Sponsored ADR	198,516	10,580,903
GAM Holdings, Ltd.	5,898	71,956
Givaudan SA	7,304	5,422,040
#*Holcim, Ltd.	205,405	13,072,955
*Julius Baer Group, Ltd.	5,898	222,030
#Sika AG	1,348	1,827,495
St. Galler Kantonalbank AG	1,523	693,490
#Swatch Group AG	11,500	2,685,213
Swiss Life Holding AG	25,950	3,108,368
Swiss Reinsurance Co., Ltd. AG	230,487	9,385,568
#*UBS AG	490,135	8,172,875
*UBS AG ADR	21,791	361,513
#Valiant Holding AG	9,300	1,832,299
#Zurich Financial Services AG	121,786	27,888,091

TOTAL SWITZERLAND		138,320,442

UNITED KINGDOM — (16.7%)
Associated British Foods P.L.C.	412,413	5,584,545
Aviva P.L.C.	1,783,838	11,154,645
*Barclays P.L.C. Sponsored ADR	56,282	1,176,294
*BP P.L.C. Sponsored ADR	169,600	9,602,752
*British Airways P.L.C.	491,778	1,460,441
Carnival P.L.C.	116,691	3,617,582
Carnival P.L.C. ADR	72,090	2,233,348
*easyJet P.L.C.	205,323	1,208,667
Friends Provident Group P.L.C.	2,884,269	3,845,445
HSBC Holdings P.L.C.	421,819	4,709,210
HSBC Holdings P.L.C. Sponsored ADR	946,732	52,439,485
International Power P.L.C.	1,368,812	5,682,881
Investec P.L.C.	302,832	2,161,653
*Kazakhmys P.L.C.	61,069	1,086,825
Kingfisher P.L.C.	2,222,266	8,122,651
Legal & General Group P.L.C.	3,360,343	4,311,802
London Stock Exchange Group P.L.C.	44,688	621,630
Old Mutual P.L.C.	3,850,796	6,683,522
Pearson P.L.C.	304,646	4,140,989
Pearson P.L.C. Sponsored ADR	474,900	6,463,389
Rexam P.L.C.	747,462	3,384,672
Royal Dutch Shell P.L.C. ADR	665,357	38,697,163
Royal Dutch Shell P.L.C. Series B	243,850	7,019,840
RSA Insurance Group P.L.C.	2,952,110	5,849,988
SABmiller P.L.C.	324,677	8,510,327
Sainsbury (J.) P.L.C.	1,385,100	7,474,885
Schroders P.L.C.	109,848	1,975,147
Schroders P.L.C. Non-Voting	43,325	639,619
Standard Chartered P.L.C.	276,893	6,792,756
Standard Life P.L.C.	249,666	890,004
Thomas Cook Group P.L.C.	332,800	1,114,445

1023

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.	15,557,592	$34,286,364
Vodafone Group P.L.C. Sponsored ADR	1,430,950	31,752,780
Whitbread P.L.C.	168,276	3,500,650
William Morrison Supermarkets P.L.C.	2,028,411	9,296,624
*Wolseley P.L.C.	107,604	2,176,619
*Xstrata P.L.C.	584,917	8,424,889

TOTAL UNITED KINGDOM		308,094,528

TOTAL COMMON STOCKS		1,625,717,605

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
*TUI AG Rights 11/11/09	38,235	5,908

ITALY — (0.0%)
*Unione di Banche Italiane ScpA Warrants 06/30/11	238,672	22,479

TOTAL RIGHTS/WARRANTS		28,387

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $10,010,000 FHLMC 6.040%(r), 11/01/36 valued at $6,426,079) to be repurchased at $6,328,100	$6,328	6,328,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.7%)
§@DFA Short Term Investment Fund LP	214,860,995	214,860,995
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $623,422) to be repurchased at $611,202	$611	611,198

TOTAL SECURITIES LENDING COLLATERAL		215,472,193

TOTAL INVESTMENTS — (100.0%) (Cost $1,699,108,877)		$1,847,546,185

See accompanying Notes to Financial Statements.

1024

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (91.3%)
Consumer Discretionary — (16.9%)
*4Kids Entertainment, Inc.	200	$360
#*99 Cents Only Stores	12,430	141,329
*AC Moore Arts & Crafts, Inc.	25,417	121,493
Acme United Corp.	1,030	8,652
*Aldila, Inc.	6,471	19,154
*Alloy, Inc.	16,956	111,570
American Greetings Corp. Class A	73,700	1,499,058
*America’s Car-Mart, Inc.	2,770	57,422
Ameristar Casinos, Inc.	200	2,944
*AnnTaylor Stores Corp.	14,100	182,877
#*Arctic Cat, Inc.	19,566	116,222
*Asbury Automotive Group, Inc.	49,069	477,932
*Ascent Media Corp.	162	2,823
*Atrinsic, Inc.	948	939
*Audiovox Corp. Class A	23,289	150,447
#*AutoNation, Inc.	305,400	5,265,096
*Ballantyne Strong, Inc.	8,032	27,309
#Barnes & Noble, Inc.	38,682	642,508
*Beasley Broadcast Group, Inc.	9,802	33,425
#*Beazer Homes USA, Inc.	9,300	40,827
bebe stores, inc.	1,900	11,894
*Benihana, Inc.	3,200	19,648
*Bluegreen Corp.	14,675	42,117
Blyth, Inc.	4,825	170,950
Bob Evans Farms, Inc.	52,387	1,376,206
#*Bon-Ton Stores, Inc. (The)	14,849	137,353
Books-A-Million, Inc.	21,400	185,324
*Boyd Gaming Corp.	20,700	152,352
#*Brookfield Homes Corp.	39,865	224,440
Brown Shoe Co., Inc.	74,175	769,195
*Brunswick Corp.	112,200	1,063,656
*Build-A-Bear-Workshop, Inc.	25,190	130,484
#*Cabela’s, Inc.	109,175	1,372,330
*Cache, Inc.	9,000	43,290
#*California Coastal Communities, Inc.	3,309	2,780
#Callaway Golf Co.	91,170	623,603
*Canterbury Park Holding Corp.	2,755	19,313
*Caribou Coffee Co., Inc.	3,840	31,450
*Carmike Cinemas, Inc.	9,095	89,404
Carnival Corp.	688,708	20,055,177
*Carriage Services, Inc.	19,056	72,413
*Cavco Industries, Inc.	9,633	292,843
CBS Corp.	16,200	191,160
CBS Corp. Class B	483,866	5,695,103
#*Charming Shoppes, Inc.	26,798	121,395
#*Chico’s FAS, Inc.	190,700	2,278,865
Christopher & Banks Corp.	56,231	342,447
*Churchill Downs, Inc.	3,137	98,439
Cinemark Holdings, Inc.	82,874	960,510
*Coldwater Creek, Inc.	1,100	6,325
#*Collective Brands, Inc.	59,190	1,097,975
Comcast Corp. Class A	3,570,978	51,779,181
Comcast Corp. Special Class A	1,432,185	20,079,234
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	21,820	137,684
#Cooper Tire & Rubber Co.	147,627	2,252,788
#*Core-Mark Holding Co., Inc.	24,894	681,349
*Craftmade International, Inc.	2,799	7,389

1025

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
CSS Industries, Inc.	16,792	$340,878
*Culp, Inc.	21,913	126,438
*Cybex International, Inc.	29,933	41,008
#D.R. Horton, Inc.	121,320	1,329,667
*dELiA*s, Inc.	22,143	46,943
*Delta Apparel, Inc.	6,832	60,395
*Destination Maternity Corp.	11,725	235,086
#Dillard’s, Inc.	120,300	1,638,486
*DineEquity, Inc.	49,683	1,051,292
#*Discovery Communications, Inc. (25470F104)	40,480	1,113,200
#*Discovery Communications, Inc. (25470F203)	3,937	108,012
*Discovery Communications, Inc. (25470F302)	163,880	3,936,398
#Disney (Walt) Co.	1,135,556	31,080,168
*Dixie Group, Inc.	11,800	34,220
*Dorman Products, Inc.	12,347	180,513
Dover Motorsports, Inc.	15,200	21,128
#*Drew Industries, Inc.	57,500	1,100,550
#*DSW, Inc.	2,000	38,400
*Duckwall-ALCO Stores, Inc.	700	12,110
Educational Development Corp.	2,100	11,025
#Ethan Allen Interiors, Inc.	20,300	252,938
*Exide Technologies	12,623	77,253
#*Federal Mogul Corp.	6,900	76,935
Finish Line, Inc. Class A	99,209	1,005,979
*Fisher Communications, Inc.	15,023	292,798
*Flanigan’s Enterprises, Inc.	865	4,931
Flexsteel Industries, Inc.	1,719	13,872
Foot Locker, Inc.	177,119	1,856,207
Fortune Brands, Inc.	149,626	5,827,933
FortuNet, Inc.	900	1,224
*Franklin Electronic Publishers, Inc.	4,850	11,931
Fred’s, Inc.	41,937	496,534
Frisch’s Restaurants, Inc.	600	14,070
*Full House Resorts, Inc.	700	1,680
*Furniture Brands International, Inc.	71,463	303,718
*GameTech International, Inc.	5,360	7,129
*Gaming Partners International Corp.	500	2,255
*Gander Mountain Co.	42,828	213,712
Gannett Co., Inc.	31,300	307,366
#*Gaylord Entertainment Co.	28,382	426,581
*Genesco, Inc.	51,445	1,341,171
*G-III Apparel Group, Ltd.	19,700	315,397
*Great Wolf Resorts, Inc.	34,400	114,896
*Group 1 Automotive, Inc.	63,000	1,601,460
Harte-Hanks, Inc.	6,300	73,962
*Hastings Entertainment, Inc.	1,572	6,744
*Haverty Furniture Cos., Inc.	38,589	467,313
*Heelys, Inc.	24,120	53,546
*Helen of Troy, Ltd.	64,389	1,470,645
*Hollywood Media Corp.	28,505	42,758
Hooker Furniture Corp.	4,341	55,608
#*Hot Topic, Inc.	1,540	11,858
*HSN, Inc.	60,525	904,244
*Iconix Brand Group, Inc.	95,450	1,112,947
*Isle of Capri Casinos, Inc.	15,000	116,250
*J. Alexander’s Corp.	9,296	39,415
#J.C. Penney Co., Inc.	214,499	7,106,352
*JAKKS Pacific, Inc.	15,024	213,792
Jarden Corp.	108,050	2,959,490
*Jo-Ann Stores, Inc.	45,950	1,223,189
Johnson Controls, Inc.	3,600	86,112

1026

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Johnson Outdoors, Inc.	12,128	$106,120
Jones Apparel Group, Inc.	35,815	640,730
*Kenneth Cole Productions, Inc. Class A	10,174	96,755
*Kid Brands, Inc.	24,676	122,640
KSW, Inc.	446	1,534
#*K-Swiss, Inc. Class A	11,908	97,169
Lacrosse Footwear, Inc.	495	5,811
*Lakeland Industries, Inc.	11,757	86,532
*Lakes Entertainment, Inc.	23,964	58,951
*Landry’s Restaurants, Inc.	23,900	260,510
•*Lazare Kaplan International, Inc.	12,780	31,950
Lennar Corp. Class A	160,100	2,017,260
#*Liberty Global, Inc. Class A	68,111	1,398,319
#*Liberty Global, Inc. Series C	64,637	1,330,229
*Liberty Media Corp. Capital Class A	217,289	4,495,709
*Liberty Media Corp. Capital Class B	6,066	125,809
*Liberty Media Corp. Entertainment Class A	578,364	17,825,178
*Liberty Media Corp. Entertainment Class B	17,188	547,610
*Liberty Media Corp. Interactive Class A	882,463	10,007,130
*Liberty Media Corp. Interactive Class B	35,506	401,573
#*Life Time Fitness, Inc.	10,700	230,585
*Lifetime Brands, Inc.	13,658	82,904
*Lithia Motors, Inc.	37,982	316,770
*Live Nation, Inc.	130,962	872,207
#*Liz Claiborne, Inc.	22,114	126,934
*Lodgian, Inc.	21,628	38,065
*Luby’s, Inc.	46,323	165,373
*M/I Homes, Inc.	37,930	423,678
*Mac-Gray Corp.	13,247	107,698
Macy’s, Inc.	391,800	6,883,926
Marcus Corp.	9,332	109,184
*MarineMax, Inc.	16,594	113,005
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	94,586
*Media General, Inc.	20,200	167,458
Men’s Wearhouse, Inc. (The)	82,560	1,912,915
Meredith Corp.	58,650	1,587,069
*Meritage Homes Corp.	56,983	1,039,370
*Modine Manufacturing Co.	42,200	434,660
#*Mohawk Industries, Inc.	98,740	4,229,034
*Morton’s Restaurant Group, Inc.	16,226	60,685
*Movado Group, Inc.	30,500	319,640
*MTR Gaming Group, Inc.	35,575	77,198
*Multimedia Games, Inc.	34,039	167,131
*Nautilus, Inc.	24,965	44,687
*New Frontier Media, Inc.	22,735	44,106
*New York & Co., Inc.	34,900	153,560
News Corp. Class A	1,864,745	21,481,862
#News Corp. Class B	855,872	11,639,859
*O’Charleys, Inc.	28,308	198,439
*Office Depot, Inc.	233,937	1,415,319
*OfficeMax, Inc.	5,000	57,150
*Orbitz Worldwide, Inc.	41,101	214,958
#*Orient-Express Hotels, Ltd.	2,500	21,500
#*Orleans Homebuilders, Inc.	21,771	47,461
#*Outdoor Channel Holdings, Inc.	42,955	297,249
Oxford Industries, Inc.	34,709	671,619
*Palm Harbor Homes, Inc.	2,600	5,746
#*Penske Automotive Group, Inc.	87,002	1,362,451
Pep Boys - Manny, Moe & Jack (The)	81,600	715,632
*Perry Ellis International, Inc.	28,161	384,961
Phillips-Van Heusen Corp.	84,340	3,386,251

1027

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Pinnacle Entertainment, Inc.	94,530	$798,778
*Pomeroy IT Solutions, Inc.	10,282	66,730
#*Pulte Homes, Inc.	95,570	861,086
*Quiksilver, Inc.	124,972	248,694
*RC2 Corp.	6,724	87,815
*Red Lion Hotels Corp.	28,076	133,923
*Red Robin Gourmet Burgers, Inc.	41,775	698,060
#Regis Corp.	55,200	896,448
#*Rent-A-Center, Inc.	40,770	748,537
*Retail Ventures, Inc.	80,824	518,082
*Rex Stores Corp.	4,050	50,018
RG Barry Corp.	700	5,992
*Rick’s Cabaret International, Inc.	5,300	38,743
#*Rocky Brands, Inc.	9,337	77,590
#*Royal Caribbean Cruises, Ltd.	322,500	6,524,175
*Rubio’s Restaurants, Inc.	12,912	94,128
*Ruby Tuesday, Inc.	11,600	77,256
*Saga Communications, Inc.	6,520	83,130
*Saks, Inc.	400	2,244
*Salem Communications Corp.	731	2,244
Scholastic Corp.	38,300	952,521
#*Sears Holdings Corp.	137,330	9,319,214
Service Corp. International	260,071	1,786,688
*Shiloh Industries, Inc.	25,710	115,695
*Shoe Carnival, Inc.	31,193	468,207
*Sinclair Broadcast Group, Inc. Class A	99,274	391,140
*Skechers U.S.A., Inc. Class A	49,610	1,082,490
Skyline Corp.	5,123	89,601
Spartan Motors, Inc.	10,400	51,896
Speedway Motorsports, Inc.	71,417	966,986
*Sport Chalet, Inc. Class A	875	1,461
*Sport Chalet, Inc. Class B	400	1,360
Sport Supply Group, Inc.	22,269	229,816
Stage Stores, Inc.	60,550	714,490
*Standard Motor Products, Inc.	23,500	196,460
*Standard Pacific Corp.	19,894	59,682
*Stanley Furniture, Inc.	12,564	98,753
#*Steak n Shake Co. (The)	68,906	802,755
*Steinway Musical Instruments, Inc.	6,246	73,203
Stewart Enterprises, Inc.	27,202	124,585
*Stoneridge, Inc.	17,667	129,852
*Strattec Security Corp.	5,656	79,184
Superior Industries International, Inc.	38,400	509,952
*Syms Corp.	5,500	38,665
#*Systemax, Inc.	7,773	104,780
*Tandy Brands Accessories, Inc.	10,432	41,206
*Tandy Leather Factory, Inc.	500	1,645
*Timberland Co. Class A	3,300	53,394
Time Warner Cable, Inc.	693,942	27,369,072
Time Warner, Inc.	1,534,860	46,229,983
#*Toll Brothers, Inc.	238,999	4,139,463
*Trans World Entertainment Corp.	5,781	7,978
*TRW Automotive Holdings Corp.	153,112	2,396,203
*Tuesday Morning Corp.	100	323
*Tween Brands, Inc.	1,700	14,416
*Unifi, Inc.	163,482	454,480
UniFirst Corp.	14,720	619,712
#*Vail Resorts, Inc.	8,370	288,263
*Valassis Communications, Inc.	12,367	225,450
Washington Post Co.	4,880	2,108,160
#*West Marine, Inc.	22,463	171,168

1028

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Whirlpool Corp.	88,001	$6,299,992
Williams-Sonoma, Inc.	11,805	221,698
*WPT Enterprises, Inc.	1,185	1,315
Wyndham Worldwide Corp.	240,716	4,104,208
*Zale Corp.	72,940	345,006

Total Consumer Discretionary		421,393,214

Consumer Staples — (4.8%)
Andersons, Inc. (The)	9,100	282,373
Archer-Daniels-Midland Co.	487,589	14,686,181
B&G Foods, Inc.	62,773	490,257
Bunge, Ltd.	71,000	4,051,260
*Cagle’s, Inc. Class A	600	2,400
CCA Industries, Inc.	7,023	31,884
*Central European Distribution Corp.	2,400	74,664
*Central Garden & Pet Co.	37,832	375,293
*Central Garden & Pet Co. Class A	15,054	142,411
*Chiquita Brands International, Inc.	70,190	1,136,376
*Constellation Brands, Inc. Class A	91,650	1,449,903
#*Constellation Brands, Inc. Class B	12,715	204,076
Corn Products International, Inc.	63,717	1,795,545
*Craft Brewers Alliance, Inc.	2,446	8,096
CVS Caremark Corp.	866,755	30,596,452
Del Monte Foods Co.	342,870	3,702,996
*Dr Pepper Snapple Group, Inc.	77,894	2,123,390
*Elizabeth Arden, Inc.	2,400	25,560
Farmer Brothers Co.	23,593	445,908
#*Great Atlantic & Pacific Tea Co.	10,300	102,073
Griffin Land & Nurseries, Inc. Class A	1,500	44,535
#*Hain Celestial Group, Inc.	63,205	1,108,616
*HQ Sustainable Maritime Industries, Inc.	10,070	76,230
Imperial Sugar Co.	14,662	183,128
Ingles Markets, Inc.	5,338	82,098
Inter Parfums, Inc.	3,525	43,287
J.M. Smucker Co.	31,800	1,676,814
#Kraft Foods, Inc.	1,077,208	29,644,764
Mannatech, Inc.	14,038	47,729
*MGP Ingredients, Inc.	7,362	31,951
Molson Coors Brewing Co.	190,750	9,341,028
Molson Coors Brewing Co. Class A	1,908	92,624
*NBTY, Inc.	70,000	2,548,700
*Nutraceutical International Corp.	20,022	217,839
*Omega Protein Corp.	34,625	144,040
*Pantry, Inc.	14,500	204,595
*Parlux Fragrances, Inc.	556	1,073
*PC Group, Inc.	3,618	1,809
*Physicians Formula Holdings, Inc.	947	2,074
*Prestige Brands Holdings, Inc.	116,810	789,636
#*Ralcorp Holdings, Inc.	15,700	843,090
Safeway, Inc.	81,400	1,817,662
*Sanfilippo (John B.) & Son, Inc.	9,100	124,852
*Seneca Foods Corp. Class B	300	8,505
#*Smart Balance, Inc.	28,450	150,216
#*Smithfield Foods, Inc.	154,673	2,063,338
#SUPERVALU, Inc.	18,300	290,421
*Susser Holdings Corp.	9,700	115,333
Tasty Baking Co.	10,988	70,433
#Tyson Foods, Inc. Class A	405,030	5,070,976
Universal Corp.	11,590	482,028
#*Winn-Dixie Stores, Inc.	92,300	1,023,607

1029

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Zapata Corp.	3,064	$20,927

Total Consumer Staples		120,091,056

Energy — (12.8%)
*Adams Resources & Energy, Inc.	6,758	153,407
*Allis-Chalmers Energy, Inc.	58,826	204,714
#Alon USA Energy, Inc.	36,500	306,600
Anadarko Petroleum Corp.	845,068	51,489,993
Apache Corp.	185,830	17,490,320
*Atlas Energy, Inc.	6,800	178,024
*Barnwell Industries, Inc.	5,190	23,615
*Basic Energy Services, Inc.	58,596	410,172
Berry Petroleum Corp. Class A	7,074	179,397
*Bill Barrett Corp.	6,540	202,609
BJ Services Co.	158,482	3,042,854
#*Brigham Exploration Co.	37,193	353,334
*Bristow Group, Inc.	40,500	1,180,575
*Bronco Drilling Co., Inc.	26,439	167,094
Cabot Oil & Gas Corp.	15,905	611,865
*Cal Dive International, Inc.	53,900	413,952
#*Carrizo Oil & Gas, Inc.	4,500	104,310
#Chesapeake Energy Corp.	618,000	15,141,000
Chevron Corp.	9,400	719,476
Cimarex Energy Co.	105,300	4,123,548
*Complete Production Services, Inc.	57,027	543,467
ConocoPhillips	1,496,850	75,111,933
*CREDO Petroleum Corp.	700	6,818
*CVR Energy, Inc.	8,500	89,420
Delek US Holdings, Inc.	68,089	459,601
Devon Energy Corp.	120,755	7,814,056
*Double Eagle Petroleum Co.	3,969	18,773
*Encore Acquisition Co.	44,278	1,641,385
#ENSCO International, Inc.	59,067	2,704,678
#*Exterran Holdings, Inc.	62,389	1,274,607
#General Maritime Corp.	6,600	45,474
*Geokinetics, Inc.	12,504	201,064
*GeoMet, Inc.	64,409	121,089
*GeoResources, Inc.	300	3,327
*Global Industries, Ltd.	15,300	111,537
#*GulfMark Offshore, Inc.	37,045	1,025,035
*Harvest Natural Resources, Inc.	27,900	153,171
#*Helix Energy Solutions Group, Inc.	17,000	233,410
Helmerich & Payne, Inc.	64,234	2,442,177
*Hercules Offshore, Inc.	94,700	485,811
Hess Corp.	73,197	4,006,804
*HKN, Inc.	17,831	58,842
#Holly Corp.	8,300	240,783
*Hornbeck Offshore Services, Inc.	9,800	238,238
#*International Coal Group, Inc.	2,500	10,225
*Key Energy Services, Inc.	16,700	122,077
Lufkin Industries, Inc.	600	34,230
Marathon Oil Corp.	856,737	27,389,882
*Mitcham Industries, Inc.	5,676	41,151
#*Nabors Industries, Ltd.	83,107	1,731,119
*National-Oilwell, Inc.	239,591	9,820,835
*Natural Gas Services Group, Inc.	15,260	257,436
*Newfield Exploration Co.	148,740	6,101,315
*Newpark Resources, Inc.	89,420	269,154
Noble Energy, Inc.	138,742	9,105,637
*Oil States International, Inc.	39,000	1,343,160
*OMNI Energy Services Corp.	1,000	1,420

1030

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Overseas Shipholding Group, Inc.	31,009	$1,217,103
*OYO Geospace Corp.	2,501	65,651
*Parker Drilling Co.	87,100	452,920
#*Patriot Coal Corp.	13,500	152,550
Patterson-UTI Energy, Inc.	111,625	1,739,118
*Petroleum Development Corp.	4,070	67,969
*PHI, Inc. Non-Voting	23,117	397,150
*PHI, Inc. Voting	200	3,620
*Pioneer Drilling Co.	62,027	414,961
Pioneer Natural Resources Co.	164,693	6,770,529
*Plains Exploration & Production Co.	162,430	4,304,395
#*Pride International, Inc.	64,020	1,892,431
*Rosetta Resources, Inc.	79,112	1,070,385
Rowan Cos., Inc.	44,876	1,043,367
#*SEACOR Holdings, Inc.	36,653	2,978,789
#*Seahawk Drilling, Inc.	4,268	115,236
#Smith International, Inc.	56,185	1,558,010
Southern Union Co.	—	—
*Stone Energy Corp.	44,236	678,138
Sunoco, Inc.	70,498	2,171,338
*Swift Energy Corp.	32,130	680,513
*T-3 Energy Services, Inc.	1,100	22,022
#Tesoro Petroleum Corp.	122,780	1,736,109
*Tetra Technologies, Inc.	13,000	122,980
*TGC Industries, Inc.	787	3,423
Tidewater, Inc.	22,100	920,907
*Toreador Resources Corp.	9,565	81,589
*Trico Marine Services, Inc.	32,915	200,782
*Union Drilling, Inc.	31,871	243,494
#*Unit Corp.	57,000	2,227,560
#*USEC, Inc.	163,200	629,952
Valero Energy Corp.	714,360	12,929,916
#*Western Refining, Inc.	55,400	310,794
*Whiting Petroleum Corp.	69,755	3,934,182
#*Willbros Group, Inc.	3,700	48,618
XTO Energy, Inc.	397,536	16,521,596

Total Energy		319,464,097

Financials — (27.6%)
1st Source Corp.	47,839	708,974
21st Century Holding Co.	19,667	90,272
Abington Bancorp, Inc.	68,562	470,335
Access National Corp.	600	3,636
*Affirmative Insurance Holdings, Inc.	12,124	48,496
*Allegheny Corp.	14,836	3,709,000
Alliance Bancorp, Inc. of Pennsylvania	700	6,024
Allstate Corp.	501,660	14,834,086
*Altisource Portfolio Solutions SA	700	10,675
#American Capital, Ltd.	84,768	227,178
*American Equity Investment Life Holding Co.	88,700	582,759
American Financial Group, Inc.	199,200	4,900,320
*American Independence Corp.	866	3,810
American National Insurance Co.	48,061	4,012,613
*American Safety Insurance Holdings, Ltd.	11,675	173,024
#*AmeriCredit Corp.	224,750	3,966,838
Ameriprise Financial, Inc.	148,012	5,131,576
Ameris Bancorp	35,719	210,385
*AMERISAFE, Inc.	18,913	350,647
*AmeriServe Financial, Inc.	33,075	57,881
*Arch Capital Group, Ltd.	2,438	164,248
*Argo Group International Holdings, Ltd.	34,700	1,178,412

1031

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Aspen Insurance Holdings, Ltd.	89,116	$2,299,193
#*Asset Acceptance Capital Corp.	6,790	49,363
Associated Banc-Corp.	105,623	1,353,031
#Assured Guaranty, Ltd.	152,510	2,528,616
ASTA Funding, Inc.	4,938	32,245
Atlantic Coast Federal Corp.	4,355	6,315
*Atlantic Southern Financial Group, Inc.	390	679
*Avatar Holdings, Inc.	21,050	343,115
Axis Capital Holdings, Ltd.	14,900	430,461
#*B of I Holding, Inc.	13,154	109,704
Baldwin & Lyons, Inc.	300	6,861
Baldwin & Lyons, Inc. Class B	8,413	191,901
Bancorp Rhode Island, Inc.	1,300	33,176
*Bancorp, Inc.	21,975	112,073
#BancTrust Financial Group, Inc.	34,553	110,915
Bank Mutual Corp.	51,800	363,636
Bank of America Corp.	4,536,955	66,148,804
*Bank of Florida Corp.	23,074	33,688
*Bank of Granite Corp.	24,999	12,999
Bank of New York Mellon Corp.	15,200	405,232
*BankAtlantic Bancorp, Inc.	45,976	67,585
BankFinancial Corp.	43,669	412,235
#Banner Corp.	13,022	39,978
Bar Harbor Bankshares	2,200	62,480
BB&T Corp.	238,480	5,702,057
*Beach First National Bancshares, Inc.	7,596	9,039
Berkshire Hills Bancorp, Inc.	22,974	472,116
#BlackRock, Inc.	11,600	2,511,284
Boston Private Financial Holdings, Inc.	94,618	562,977
Brookline Bancorp, Inc.	60,704	594,292
Cadence Financial Corp.	27,481	45,344
Capital City Bank Group, Inc.	14,196	166,661
Capital One Financial Corp.	401,285	14,687,031
Capital Southwest Corp.	7,359	546,479
CapitalSource, Inc.	9,700	34,532
#*Capitol Bancorp, Ltd.	30,014	67,532
Cardinal Financial Corp.	26,257	213,995
#Carver Bancorp, Inc.	600	4,170
Cascade Financial Corp.	10,277	20,348
Cathay General Bancorp	50,900	449,447
Center Bancorp, Inc.	1,346	10,472
*Center Financial Corp.	40,776	171,667
CenterState Banks of Florida, Inc.	400	3,012
*Central Jersey Bancorp.	8,049	39,038
#*Central Pacific Financial Corp.	9,380	13,226
Centrue Financial Corp.	1,000	1,980
Century Bancorp, Inc. Class A	1,206	29,342
CFS Bancorp, Inc.	14,148	66,496
Chemical Financial Corp.	33,175	728,191
*Chicopee Bancorp, Inc.	1,000	12,580
Chubb Corp.	390,477	18,945,944
Cincinnati Financial Corp.	230,743	5,851,642
#*CIT Group, Inc.	25,600	18,432
Citigroup, Inc.	3,545,800	14,502,322
Citizens Community Bancorp, Inc.	10,355	41,731
Citizens South Banking Corp.	1,842	11,126
City National Corp.	37,300	1,405,091
CME Group, Inc.	67,810	20,519,984
#*CNA Financial Corp.	313,566	6,826,332
*CNA Surety Corp.	59,978	867,282
CoBiz Financial, Inc.	37,574	179,228

1032

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Codorus Valley Bancorp, Inc.	115	$679
Colony Bankcorp, Inc.	300	1,635
Columbia Banking System, Inc.	49,127	722,167
#Comerica, Inc.	195,322	5,420,186
Commonwealth Bankshares, Inc.	1,300	5,720
Community Bank System, Inc.	1,686	31,376
*Community West Bancshares	400	1,098
Compass Diversified Holdings	22,392	229,070
#*CompuCredit Holdings Corp.	89,574	293,803
#*Conseco, Inc.	60	313
*Cowen Group, Inc.	4,400	33,220
*Crescent Financial Corp.	19,040	77,493
#CVB Financial Corp.	2,102	16,837
Danvers Bancorp, Inc.	3,600	49,428
*Dearborn Bancorp, Inc.	4,983	2,442
Delphi Financial Group, Inc. Class A	68,878	1,494,653
Discover Financial Services	719,953	10,180,135
Donegal Group, Inc. Class A	39,155	571,663
Donegal Group, Inc. Class B	300	5,253
#*Doral Financial Corp.	11,332	32,183
East West Bancorp, Inc.	100,365	906,296
Eastern Insurance Holdings, Inc.	23,777	167,866
Eastern Virginia Bankshares, Inc.	300	2,187
EMC Insurance Group, Inc.	20,727	426,562
*Encore Bancshares, Inc.	5,200	40,040
*Encore Capital Group, Inc.	38,372	574,429
Endurance Specialty Holdings, Ltd.	76,288	2,745,605
*Enstar Group, Ltd.	900	54,900
Enterprise Bancorp, Inc.	600	6,402
Enterprise Financial Services Corp.	18,728	159,750
ESB Financial Corp.	1,000	11,660
ESSA Bancorp, Inc.	21,670	259,390
Evans Bancorp, Inc.	400	5,008
Everest Re Group, Ltd.	22,900	2,003,521
F.N.B. Corp.	135,507	959,390
Farmers Capital Bank Corp.	1,900	21,128
FBL Financial Group, Inc. Class A	40,435	814,765
Federal Agricultural Mortgage Corp.	4,457	35,790
Federal Agricultural Mortgage Corp. Class A	177	1,066
Fidelity Bancorp, Inc.	400	2,370
Fidelity National Financial, Inc.	246,259	3,341,735
*Fidelity Southern Corp.	6,391	24,860
Fifth Third Bancorp	911,741	8,150,965
Financial Institutions, Inc.	6,350	67,056
*First Acceptance Corp.	39,006	85,813
First American Corp.	155,240	4,717,744
#First Bancorp (318672102)	106,576	201,429
First Bancorp (318910106)	12,302	166,815
*First Bancshares, Inc. (318687100)	400	3,520
*First Bancshares, Inc. (318916103)	300	2,190
First Busey Corp.	63,046	243,988
First Business Financial Services, Inc.	300	2,787
First Citizens BancShares, Inc.	18,375	2,737,875
First Defiance Financial Corp.	10,257	147,906
First Federal Bancshares of Arkansas, Inc.	1,300	4,888
*First Federal of Northern Michigan Bancorp, Inc.	1,100	2,090
First Financial Holdings, Inc.	2,652	35,775
First Financial Northwest, Inc.	26,672	157,898
First Financial Service Corp.	900	8,244
*First Horizon National Corp.	273,010	3,229,708
First M&F Corp.	100	203

1033

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
First Merchants Corp.	28,481	$174,304
First Mercury Financial Corp.	16,714	212,268
First Midwest Bancorp, Inc.	58,300	606,320
First Niagara Financial Group, Inc.	191,382	2,457,345
First PacTrust Bancorp, Inc.	900	4,482
First Place Financial Corp.	24,003	72,969
First Security Group, Inc.	17,516	47,293
First South Bancorp, Inc.	1,699	17,992
#*First State Bancorporation	4,530	4,439
First United Corp.	600	6,600
*FirstCity Financial Corp.	5,952	40,176
Flagstone Reinsurance Holdings, Ltd.	22,733	248,926
Flushing Financial Corp.	47,920	538,142
#FNB United Corp.	20,931	34,536
*Forest City Enterprises, Inc. Class A	8,900	77,608
*FPIC Insurance Group, Inc.	10,398	351,764
Fulton Financial Corp.	169,790	1,402,465
German American Bancorp, Inc.	13,358	200,904
GFI Group, Inc.	16,600	85,490
Goldman Sachs Group, Inc.	16,500	2,807,805
#Great Southern Bancorp, Inc.	10,762	246,665
#*Greene Bancshares, Inc.	25,523	105,665
*Greenlight Capital Re, Ltd.	5,300	98,898
GS Financial Corp.	400	6,000
*Guaranty Bancorp	111,190	145,659
*Guaranty Federal Bancshares, Inc.	1,684	10,188
*Hallmark Financial Services, Inc.	27,334	209,652
Hampden Bancorp, Inc.	5,786	62,778
#Hampton Roads Bankshares, Inc.	12,469	25,561
*Hanmi Financial Corp.	4,001	6,122
Hanover Insurance Group, Inc.	94,280	3,965,417
Harleysville National Corp.	66,871	385,177
*Harrington West Financial Group, Inc.	400	272
*Harris & Harris Group, Inc.	60,335	258,837
#Hartford Financial Services Group, Inc.	358,609	8,793,093
HCC Insurance Holdings, Inc.	163,623	4,318,011
Heartland Financial USA, Inc.	13,016	167,125
*Heritage Commerce Corp.	26,836	70,847
*Heritage Financial Corp.	8,911	111,477
HF Financial Corp.	400	4,360
*Hilltop Holdings, Inc.	38,627	457,344
Hingham Institution for Savings	500	14,813
*HMN Financial, Inc.	3,996	22,857
Home Federal Bancorp, Inc.	29,247	337,803
HopFed Bancorp, Inc.	4,019	40,753
Horace Mann Educators Corp.	54,928	682,755
Horizon Bancorp	300	4,950
Huntington Bancshares, Inc.	257,100	979,551
IBERIABANK Corp.	1,140	49,373
Independence Holding Co.	22,770	126,374
Independent Bank Corp. (453836108)	27,357	581,883
Independent Bank Corp. (453838104)	38,685	45,648
Infinity Property & Casualty Corp.	32,000	1,237,440
Integra Bank Corp.	20,387	17,533
#*Intervest Bancshares Corp.	4,036	13,359
Invesco, Ltd.	204,200	4,318,830
*Investment Technology Group, Inc.	4,490	96,849
*Investors Bancorp, Inc.	8,766	95,023
Investors Title Co.	1,100	34,100
Jones Lang LaSalle, Inc.	25,800	1,208,730
JPMorgan Chase & Co.	2,495,918	104,254,495

1034

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Kentucky First Federal Bancorp	3,100	$32,581
#KeyCorp.	380,192	2,049,235
*LaBranche & Co., Inc.	2,500	6,900
Lakeland Bancorp, Inc.	14,567	88,567
Lakeland Financial Corp.	1,997	41,078
Landmark Bancorp, Inc.	1,543	24,788
Legacy Bancorp, Inc.	22,079	211,075
Legg Mason, Inc.	119,817	3,487,873
*Leucadia National Corp.	95,372	2,143,009
Lincoln National Corp.	464,693	11,073,634
LNB Bancorp, Inc.	12,489	69,064
Loews Corp.	747,772	24,751,253
#*Louisiana Bancorp, Inc.	5,606	80,054
LSB Corp.	800	8,384
#M&T Bank Corp.	80,954	5,087,959
#*Macatawa Bank Corp.	33,467	64,257
*Magyar Bancorp, Inc.	500	1,675
MainSource Financial Group, Inc.	50,993	297,289
*Marlin Business Services Corp.	3,393	22,767
Marshall & Ilsley Corp.	114,660	609,991
#*Maui Land & Pineapple Co., Inc.	4,100	25,174
Max Capital Group, Ltd.	47,537	981,639
MB Financial, Inc.	42,349	757,200
*MBIA, Inc.	337,600	1,370,656
MBT Financial Corp.	23,713	48,137
Meadowbrook Insurance Group, Inc.	112,475	756,957
Medallion Financial Corp.	24,860	195,151
#*Mercantile Bancorp, Inc.	282	635
Mercantile Bank Corp.	3,316	11,838
Mercer Insurance Group, Inc.	15,286	284,014
*Meridian Interstate Bancorp, Inc.	1,700	14,620
Meta Financial Group, Inc.	1,601	34,918
MetLife, Inc.	847,339	28,834,946
*Metro Bancorp, Inc.	1,121	13,261
MetroCorp Bancshares, Inc.	2,600	9,360
*MF Global, Ltd.	8,600	61,232
*MGIC Investment Corp.	8,500	36,635
MicroFinancial, Inc.	5,300	17,967
Morgan Stanley	628,799	20,197,024
MutualFirst Financial, Inc.	2,300	14,375
*Nara Bancorp, Inc.	42,957	316,164
*National Financial Partners Corp.	4,200	34,230
National Penn Bancshares, Inc.	44,875	252,198
*National Western Life Insurance Co. Class A	900	158,544
*Navigators Group, Inc.	4,074	216,207
*Nelnet, Inc. Class A	36,200	507,886
*New Century Bancorp, Inc.	600	3,390
New Hampshire Thrift Bancshares, Inc.	2,300	21,275
New Westfield Financial, Inc.	41,439	333,584
#New York Community Bancorp, Inc.	33,564	362,491
NewAlliance Bancshares, Inc.	169,860	1,882,049
*NewBridge Bancorp	6,101	14,642
*Newport Bancorp, Inc.	700	8,680
*NewStar Financial, Inc.	43,749	109,810
*North Valley Bancorp	4,538	12,570
Northeast Community Bancorp, Inc.	18,190	121,873
Northfield Bancorp, Inc.	2,770	34,431
Northrim Bancorp, Inc.	6,315	94,978
NYMAGIC, Inc.	13,520	193,201
NYSE Euronext, Inc.	181,031	4,679,651
OceanFirst Financial Corp.	2,500	23,750

1035

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Ocwen Financial Corp.	2,100	$22,953
Old National Bancorp	2,000	20,740
Old Republic International Corp.	333,632	3,563,190
#Old Second Bancorp, Inc.	25,516	136,511
OneBeacon Insurance Group, Ltd.	24,760	295,139
Osage Bancshares, Inc.	600	4,617
#Pacific Capital Bancorp	80,780	104,206
Pacific Continental Corp.	4,430	48,287
*Pacific Mercantile Bancorp	16,884	50,145
*Pacific Premier Bancorp, Inc.	200	744
#PacWest Bancorp	1,071	18,186
Pamrapo Bancorp, Inc.	2,200	14,850
Parkvale Financial Corp.	500	4,505
PartnerRe, Ltd.	5,900	451,232
#Patriot National Bancorp	2,700	5,170
#*Penson Worldwide, Inc.	33,200	323,700
Peoples Bancorp of North Carolina	300	1,830
Peoples Bancorp, Inc.	19,892	213,640
#*PHH Corp,	91,687	1,481,662
*PICO Holdings, Inc.	6,383	216,639
*Pinnacle Financial Partners, Inc.	27,599	350,507
*PMA Capital Corp.	38,357	183,346
PNC Financial Services Group, Inc.	263,050	12,873,667
Porter Bancorp, Inc.	1,575	25,074
*Preferred Bank	9,898	25,042
Premier Financial Bancorp, Inc.	1,301	8,177
Presidential Life Corp.	23,158	216,064
Princeton National Bancorp, Inc.	1,100	16,544
*ProAssurance Corp.	40,933	2,058,111
Prosperity Bancshares, Inc.	75,055	2,686,218
Protective Life Corp.	75,553	1,454,395
Provident Financial Holdings, Inc.	8,307	58,149
Provident Financial Services, Inc.	97,245	1,045,384
Provident New York Bancorp	79,163	675,260
Prudential Financial, Inc.	430,708	19,480,923
Pulaski Financial Corp.	5,450	40,003
#Radian Group, Inc.	217,050	1,256,720
Regions Financial Corp.	344,216	1,666,005
Reinsurance Group of America, Inc.	169,166	7,798,553
Renasant Corp.	57,659	844,128
*Republic First Bancorp, Inc.	7,211	31,728
Resource America, Inc.	22,388	86,418
*Riverview Bancorp, Inc.	17,187	55,170
Rome Bancorp, Inc.	12,761	106,873
*Royal Bancshares of Pennsylvania, Inc. Class A	900	954
Safety Insurance Group, Inc.	25,435	851,309
Sanders Morris Harris Group, Inc.	56,186	326,441
Sandy Spring Bancorp, Inc.	43,518	503,068
*Seabright Insurance Holdings	54,746	612,060
Seacoast Banking Corp. of Florida	28,781	42,884
Selective Insurance Group, Inc.	82,800	1,268,496
SI Financial Group, Inc.	6,062	26,370
#Simmons First National Corp. Class A	12,255	358,581
Somerset Hills Bancorp	4,111	32,518
South Financial Group, Inc.	2,082	1,666
*Southcoast Financial Corp.	700	2,978
*Southern Community Financial Corp.	29,890	69,644
*Southern First Bancshares, Inc.	900	7,065
Southwest Bancorp, Inc.	32,685	321,620
*Specialty Underwriters’ Alliance, Inc.	2,510	17,118
State Auto Financial Corp.	68,262	1,109,940

1036

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
StellarOne Corp.	19,587	$207,818
Sterling Bancshares, Inc.	55,670	310,082
#*Sterling Financial Corp.	10,529	8,423
#*Stewart Information Services Corp.	18,452	164,961
*Stratus Properties, Inc.	3,069	29,156
Student Loan Corp.	1,100	46,255
*Sun Bancorp, Inc.	33,558	136,245
#SunTrust Banks, Inc.	411,103	7,856,178
#*Superior Bancorp	5,062	10,731
Susquehanna Bancshares, Inc.	124,870	688,034
#*SVB Financial Group	3,400	140,250
SWS Group, Inc.	24,945	333,764
#*Taylor Capital Group, Inc.	13,335	76,010
Teche Holding Co.	600	18,630
#*Texas Capital Bancshares, Inc.	25,614	373,196
TF Financial Corp.	600	11,160
*Thomas Weisel Partners Group, Inc.	33,535	151,914
*TIB Financial Corp.	7,112	7,539
*Tidelands Bancshares, Inc.	400	1,400
*TierOne Corp.	10,513	20,921
Timberland Bancorp, Inc.	3,000	13,710
Tower Group, Inc.	2,807	68,996
#TowneBank	4,300	49,622
Transatlantic Holdings, Inc.	91,903	4,641,102
Travelers Cos., Inc. (The)	769,714	38,324,060
*Tree.com, Inc.	4,680	36,551
Trustmark Corp.	50,524	957,430
Umpqua Holdings Corp.	89,305	885,013
Unico American Corp.	1,900	18,962
Union Bankshares Corp.	15,866	195,469
*United America Indemnity, Ltd.	19,928	139,695
United Bankshares, Inc.	2,100	37,485
*United Community Banks, Inc.	67,631	274,582
United Financial Bancorp, Inc.	27,089	348,094
United Fire & Casualty Co.	41,412	723,882
*United PanAm Financial Corp.	14,353	43,059
*United Security Bancshares	339	848
Unitrin, Inc.	90,527	1,774,329
*Unity Bancorp, Inc.	2,925	11,963
Unum Group	530,100	10,575,495
#*Validus Holdings, Ltd.	51,844	1,311,653
#*Virginia Commerce Bancorp, Inc.	36,036	144,865
W. R. Berkley Corp.	80,768	1,996,585
Washington Banking Co.	5,191	48,899
Washington Federal, Inc.	118,236	2,027,747
Washington Trust Bancorp, Inc.	3,300	49,566
*Waterstone Financial, Inc.	1,300	4,433
Webster Financial Corp.	25,570	289,197
Wells Fargo & Co.	529,123	14,561,465
WesBanco, Inc.	32,017	453,041
Wesco Financial Corp.	12,881	4,224,968
West Bancorporation	19,399	85,356
West Coast Bancorp	3,775	8,720
#*Western Alliance Bancorp	28,882	125,637
White Mountains Insurance Group, Ltd.	18,685	5,795,526
*White River Capital, Inc.	300	3,630
#Whitney Holding Corp.	70,532	566,372
Wilmington Trust Corp.	6,400	77,120
Wilshire Bancorp, Inc.	17,744	124,918
#Wintrust Financial Corp.	42,047	1,186,146
#*World Acceptance Corp.	3,300	82,797

1037

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
WSB Holdings, Inc.	100	$219
Yadkin Valley Financial Corp.	18,686	68,764
Zenith National Insurance Corp.	1,900	54,207
#Zions Bancorporation	37,412	529,754
*ZipRealty, Inc.	11,417	42,814

Total Financials		689,382,265

Health Care — (4.1%)
*A.D.A.M., Inc.	7,504	24,613
*Adolor Corp.	14,642	21,231
Aetna, Inc.	153,637	3,999,171
#*Affymetrix, Inc.	10,978	57,415
*Albany Molecular Research, Inc.	33,600	273,504
*Allied Healthcare International, Inc.	57,415	152,724
*Allied Healthcare Products, Inc.	1,000	5,470
*Allion Healthcare, Inc.	40,273	259,358
*American Dental Partners, Inc.	23,799	282,970
*AMICAS, Inc.	91,876	289,409
*AMN Healthcare Services, Inc.	26,800	222,976
*Amsurg Corp.	9,300	195,951
Analogic Corp.	2,988	111,572
*AngioDynamics, Inc.	37,093	560,104
*Anika Therapeutics, Inc.	19,285	141,166
*ARCA Biopharma, Inc.	1,740	4,611
*Arena Pharmaceuticals, Inc.	8,200	28,946
*Arrhythmia Research Technology, Inc.	1,200	4,932
*Assisted Living Concepts, Inc.	12,487	258,731
*BioClinica, Inc.	8,850	39,471
*BioScrip, Inc.	60,081	453,011
#*BMP Sunstone Corp.	6,967	25,360
*Boston Scientific Corp.	1,019,920	8,281,750
#*Brookdale Senior Living, Inc.	112,800	1,899,552
*Cambrex Corp.	4,200	25,200
*Cantel Medical Corp.	20,806	334,144
*Capital Senior Living Corp.	45,075	238,447
*Cardiac Science Corp.	32,003	112,011
Cardinal Health, Inc.	208,009	5,894,975
*CareFusion Corp.	43,350	969,740
#*Celera Corp.	39,414	243,973
#*Community Health Systems, Inc.	151,474	4,738,107
*CONMED Corp.	43,239	916,234
#Cooper Cos., Inc.	52,556	1,472,094
*Coventry Health Care, Inc.	24,800	491,784
*Cross Country Healthcare, Inc.	31,940	263,824
*Cutera, Inc.	22,676	204,311
Daxor Corp.	900	12,195
*Digirad Corp.	17,648	43,238
#*Dynacq Healthcare, Inc.	909	2,927
#*Emeritus Corp.	26,084	486,727
*ev3, Inc.	114,429	1,347,974
*Five Star Quality Care, Inc.	9,500	32,775
*Gentiva Health Services, Inc.	13,810	331,440
#*Greatbatch, Inc.	17,658	347,333
*Health Net, Inc.	5,900	87,969
*HealthSpring, Inc.	86,917	1,245,521
*HealthTronics, Inc.	58,694	134,409
*Healthways, Inc.	15,427	248,066
Hill-Rom Holdings, Inc.	85,074	1,666,600
*Hi-Tech Pharmacal Co., Inc.	9,080	165,619
#*Hologic, Inc.	288,724	4,267,341
*Home Diagnostics, Inc.	15,923	99,519

1038

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Humana, Inc.	66,100	$2,484,038
*I-Flow Corp.	5,812	73,347
*IntegraMed America, Inc.	3,874	32,929
Invacare Corp.	10,870	243,814
*InVentiv Health, Inc.	15,200	258,096
*Inverness Medical Innovations, Inc.	45,100	1,714,251
Kewaunee Scientific Corp.	1,631	21,138
*Kindred Healthcare, Inc.	43,118	633,835
*King Pharmaceuticals, Inc.	426,520	4,320,648
*Lannet Co., Inc.	574	3,857
*LCA-Vision, Inc.	29,200	131,400
*LeMaitre Vascular, Inc.	5,200	22,204
#*LifePoint Hospitals, Inc.	82,208	2,328,953
*Martek Biosciences Corp.	10,600	190,376
*Maxygen, Inc.	5,200	29,016
*MedCath Corp.	32,364	265,708
*Medical Action Industries, Inc.	1,524	16,673
*MediciNova, Inc.	623	3,866
Medicis Pharmaceutical Corp. Class A	600	12,702
*MEDTOX Scientific, Inc.	4,767	47,575
*Misonix, Inc.	4,083	10,371
#*Molina Healthcare, Inc.	12,070	225,950
*Nanosphere, Inc.	2,402	16,045
*National Dentex Corp.	400	3,200
*Natus Medical, Inc.	1,300	18,057
*Nighthawk Radiology Holdings, Inc.	11,000	65,890
#*NovaMed, Inc.	27,004	108,826
*NxStage Medical, Inc.	22,100	123,318
Omnicare, Inc.	197,388	4,277,398
*Osteotech, Inc.	24,810	107,179
*Palomar Medical Technologies, Inc.	4,400	44,704
*Par Pharmaceutical Cos., Inc.	27,889	584,832
*PDI, Inc.	15,476	77,690
PerkinElmer, Inc.	6,600	122,826
*Prospect Medical Holdings, Inc.	14,274	57,096
#*Psychiatric Solutions, Inc.	2,600	53,664
*Regeneration Technologies, Inc.	31,152	122,116
*RehabCare Group, Inc.	25,081	470,269
#*Res-Care, Inc.	40,983	493,025
#*Sirona Dental Systems, Inc.	21,400	575,874
*Skilled Healthcare Group, Inc.	29,820	239,753
*SonoSite, Inc.	2,287	56,695
*Spectranetics Corp.	25,700	146,490
*SRI/Surgical Express, Inc.	1,600	3,776
*Sun Healthcare Group, Inc.	15,900	144,372
*SunLink Health Systems, Inc.	1,750	4,112
#*Sunrise Senior Living, Inc.	2,900	12,064
*Symmetry Medical, Inc.	5,028	40,224
Teleflex, Inc.	1,500	74,625
*Theragenics Corp.	21,383	28,867
*Thermo Fisher Scientific, Inc.	321,928	14,486,760
*Tomotherapy, Inc.	2,900	9,628
*Triple-S Management Corp.	9,640	160,988
*Universal American Corp.	85,628	856,280
*Viropharma, Inc.	58,354	439,989
*Vital Images, Inc.	20,279	231,383
*WellCare Health Plans, Inc.	9,700	253,461
*WellPoint, Inc.	440,420	20,594,039
Young Innovations, Inc.	2,660	62,909

Total Health Care		102,257,666

1039

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (11.1%)
#*AAR Corp.	5,400	$105,894
*ACCO Brands Corp.	9,019	54,655
Aceto Corp.	9,213	51,040
Aircastle, Ltd.	47,000	372,240
#*AirTran Holdings, Inc.	12,900	54,567
Alamo Group, Inc.	25,037	343,007
*Alaska Air Group, Inc.	59,445	1,528,925
Albany International Corp.	28,323	471,861
Alexander & Baldwin, Inc.	66,441	1,915,494
*Allied Defense Group, Inc.	16,161	101,814
*Allied Motion Technologies, Inc.	262	590
*Altra Holdings, Inc.	3,245	28,459
*Amerco, Inc.	30,877	1,305,171
American Railcar Industries, Inc.	14,200	142,000
*American Reprographics Co.	5,977	35,862
Ameron International Corp.	7,300	430,554
*AMREP Corp.	866	10,539
Apogee Enterprises, Inc.	3,300	43,692
Applied Industrial Technologies, Inc.	53,325	1,078,765
Arkansas Best Corp.	25,200	650,664
#*Armstrong World Industries, Inc.	94,043	3,503,102
*AT Cross Co.	18,431	69,116
*ATC Technology Corp.	23,952	500,597
*Atlas Air Worldwide Holdings, Inc.	1,600	42,064
Baldor Electric Co.	3,280	84,788
Barnes Group, Inc.	42,700	676,795
Barrett Business Services, Inc.	14,200	164,720
*BE Aerospace, Inc.	16,300	288,999
#*BlueLinx Holdings, Inc.	51,324	150,379
*Bowne & Co., Inc.	20,451	133,545
Brady Co. Class A	2,936	79,507
Briggs & Stratton Corp.	50,961	952,971
*BTU International, Inc.	1,900	9,652
*Builders FirstSource, Inc.	49,478	192,469
Burlington Northern Santa Fe Corp.	248,329	18,704,140
#*C&D Technologies, Inc.	29,838	54,604
*CAI International, Inc.	5,100	38,250
Cascade Corp.	5,900	146,556
*Casella Waste Systems, Inc.	5,416	15,111
CDI Corp.	57,209	696,806
*CECO Environmental Corp.	9,578	35,726
*Celadon Group, Inc.	39,349	384,046
#*Cenveo, Inc.	100	708
*Ceradyne, Inc.	3,400	54,808
*Champion Industries, Inc.	4,486	8,165
*Chart Industries, Inc.	3,000	59,310
Chicago Rivet & Machine Co.	300	3,645
CIRCOR International, Inc.	12,350	336,538
*Columbus McKinnon Corp.	58,123	961,936
Comfort Systems USA, Inc.	2,600	28,340
CompX International, Inc.	700	4,921
*Consolidated Graphics, Inc.	33,700	676,022
*Cornell Cos., Inc.	2,500	57,100
Courier Corp.	2,371	35,162
*Covenant Transportation Group, Inc.	6,518	32,851
*CPI Aerostructures, Inc.	5,826	39,850
CSX Corp.	562,627	23,731,607
Ducommun, Inc.	16,159	275,026
*Dycom Industries, Inc.	35,250	348,270
#*Eagle Bulk Shipping, Inc.	1,600	7,584
Eastern Co.	10,193	162,782

1040

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Eaton Corp.	109,451	$6,616,313
Ecology & Environment, Inc. Class A	900	13,050
#Encore Wire Corp.	2,148	44,571
*EnerSys, Inc.	60,439	1,335,702
Ennis, Inc.	43,200	654,480
#*EnPro Industries, Inc.	18,755	423,488
Espey Manufacturing & Electronics Corp.	2,464	47,802
*Esterline Technologies Corp.	24,194	1,018,809
*ExpressJet Holdings, Inc.	1,060	3,180
Federal Signal Corp.	21,047	129,229
FedEx Corp.	184,382	13,402,728
*First Advantage Corp.	14,062	247,491
*Flow International Corp.	3,900	9,399
*Franklin Covey Co.	11,816	61,680
Frozen Food Express Industries, Inc.	8,986	26,059
G & K Services, Inc. Class A	29,714	658,165
*Gardner Denver Machinery, Inc.	3,295	118,323
GATX Corp.	65,445	1,778,795
#*Genco Shipping & Trading, Ltd.	1,100	21,879
*Gencor Industries, Inc.	8,666	64,995
General Electric Co.	2,283,412	32,561,455
*Gibraltar Industries, Inc.	53,888	583,068
*GP Strategies Corp.	16,800	118,272
Great Lakes Dredge & Dock Corp.	65,383	400,798
*Greenbrier Cos., Inc.	13,077	116,124
*Griffon Corp.	45,266	396,983
*H&E Equipment Services, Inc.	66,829	708,387
Hardinge, Inc.	25,790	135,398
Heidrick & Struggles International, Inc.	2,100	57,456
*Herley Industries, Inc.	5,800	65,598
#*Hertz Global Holdings, Inc.	389,227	3,623,703
HNI Corp.	200	5,264
#*Hoku Scientific, Inc.	400	880
Horizon Lines, Inc.	3,300	17,325
*Hudson Highland Group, Inc.	35,619	115,406
#*Hurco Cos., Inc.	6,200	98,580
*ICT Group, Inc.	8,739	138,513
Ingersoll-Rand P.L.C.	309,696	9,783,297
*Insituform Technologies, Inc. Class A	700	14,840
Insteel Industries, Inc.	4,889	54,366
#*Interline Brands, Inc.	74,162	1,082,765
International Shipholding Corp.	8,797	291,621
*Intersections, Inc.	34,678	197,665
#*JetBlue Airways Corp.	152,100	754,416
*Kadant, Inc.	4,057	52,295
#*Kansas City Southern	10,954	265,415
KBR, Inc.	748	15,312
*Kelly Services, Inc. Class A	44,445	492,451
Kennametal, Inc.	10,600	249,736
*Key Technology, Inc.	2,124	23,045
*Kforce, Inc.	18,078	212,055
Kimball International, Inc. Class B	24,527	183,953
*Korn/Ferry International	8,500	135,660
L.S. Starrett Co. Class A	4,097	41,994
L-3 Communications Holdings, Inc.	23,933	1,730,117
*Ladish Co., Inc.	45,562	590,484
Lawson Products, Inc.	1,959	30,462
*Layne Christensen Co.	2,100	54,390
*LECG Corp.	28,048	96,766
*LGL Group, Inc.	400	1,144
*LMI Aerospace, Inc.	11,300	121,701

1041

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
LSI Industries, Inc.	24,254	$169,535
*Lydall, Inc.	10,301	51,505
*M&F Worldwide Corp.	29,869	635,612
#Manitowoc Co., Inc. (The)	4,200	38,388
#Manpower, Inc.	40,067	1,899,576
*Marten Transport, Ltd.	31,777	557,369
Masco Corp.	155,344	1,825,292
McGrath Rentcorp.	2,900	57,275
*Metalico, Inc.	22,900	92,516
*MFRI, Inc.	7,300	49,056
*Miller Industries, Inc.	18,210	183,010
#*Mobile Mini, Inc.	54,461	789,684
*Moog, Inc.	7,683	191,845
*MPS Group, Inc.	112,578	1,522,055
Mueller Industries, Inc.	18,063	427,371
Mueller Water Products, Inc.	150,535	674,397
NACCO Industries, Inc. Class A	10,965	653,514
National Technical Systems, Inc.	15,400	87,472
Norfolk Southern Corp.	333,288	15,537,887
Northrop Grumman Corp.	211,819	10,618,486
#*Northwest Pipe Co.	12,085	363,758
#*Ocean Power Technologies, Inc.	1,500	9,090
*On Assignment, Inc.	57,765	348,901
*Oshkosh Truck Corp. Class B	61,610	1,925,929
#*Owens Corning, Inc.	152,823	3,378,917
*P.A.M. Transportation Services, Inc.	20,690	160,554
*Park-Ohio Holdings Corp.	5,647	35,124
Pentair, Inc.	3,773	109,794
*PGT, Inc.	7,271	17,959
*Pike Electric Corp.	3,700	46,435
*Pinnacle Airlines Corp.	8,182	49,337
#*Polypore International, Inc.	500	5,480
Portec Rail Products, Inc.	7,087	61,728
*PowerSecure International, Inc.	26,900	223,808
Providence & Worcester Railroad Co.	1,000	11,125
Quanex Building Products Corp.	2,800	41,636
R. R. Donnelley & Sons Co.	182,554	3,665,684
*RCM Technologies, Inc.	16,740	38,000
*Republic Airways Holdings, Inc.	48,800	390,888
Republic Services, Inc.	252,623	6,545,462
*Rush Enterprises, Inc. Class A	31,175	340,431
*Rush Enterprises, Inc. Class B	18,522	169,476
Ryder System, Inc.	89,844	3,643,174
*Saia, Inc.	10,800	158,328
*Sauer-Danfoss, Inc.	6,000	43,200
Schawk, Inc.	51,516	505,887
#*School Specialty, Inc.	27,776	618,016
Seaboard Corp.	2,041	2,757,391
*SIFCO Industries, Inc.	6,623	88,417
SkyWest, Inc.	93,838	1,310,917
*SL Industries, Inc.	300	2,460
Southwest Airlines Co.	1,077,730	9,052,932
*Sparton Corp.	3,557	14,762
*Spherion Corp.	46,700	231,165
#SPX Corp.	13,500	712,530
Standex International Corp.	29,500	518,610
Steelcase, Inc. Class A	85,520	493,450
*Sunair Electronics, Inc.	1,500	4,005
Superior Uniform Group, Inc.	8,978	79,006
*Supreme Industries, Inc.	1,140	2,690
*Sypris Solutions, Inc.	8,651	26,818

1042

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
TAL International Group, Inc.	27,396	$324,917
*Tech/Ops Sevcon, Inc.	774	2,167
Technology Research Corp.	11,621	41,836
*Tecumseh Products Co. Class A	11,200	117,040
*Tecumseh Products Co. Class B	1,400	14,518
#Textainer Group Holdings, Ltd.	200	3,012
Timken Co.	131,078	2,887,648
Titan International, Inc.	8,801	73,928
#*Titan Machinery, Inc.	2,900	31,117
Todd Shipyards Corp.	9,546	159,227
*TRC Cos., Inc.	31,413	99,579
Tredegar Industries, Inc.	40,177	547,613
*Trimas Corp.	6,336	28,512
Trinity Industries, Inc.	85,250	1,439,020
Triumph Group, Inc.	7,736	362,122
*Tufco Technologies, Inc.	1,000	2,510
*Tutor Perini Corp.	40,023	706,406
Twin Disc, Inc.	8,794	82,576
Tyco International, Ltd.	456,370	15,311,214
*U.S. Home Systems, Inc.	4,314	10,181
#Union Pacific Corp.	489,811	27,008,179
*United Capital Corp.	300	5,448
#*United Rentals, Inc.	70,481	668,865
*United Stationers, Inc.	100	4,714
Universal Forest Products, Inc.	31,800	1,134,624
*URS Corp.	84,698	3,291,364
*USA Truck, Inc.	15,305	171,875
#*USG Corp.	5,400	70,956
*Valpey Fisher Corp.	1,464	1,786
*Versar, Inc.	6,026	23,140
Viad Corp.	27,199	475,982
Virco Manufacturing Corp.	12,601	35,031
*Volt Information Sciences, Inc.	44,159	358,129
*Waste Services, Inc.	32,675	214,348
Watts Water Technologies, Inc.	53,615	1,514,624
*WCA Waste Corp.	29,254	117,309
Werner Enterprises, Inc.	64,932	1,217,475
*WESCO International, Inc.	2,010	51,376
*Willdan Group, Inc.	1,000	2,540
*Willis Lease Finance Corp.	7,300	92,929

Total Industrials		277,740,615

Information Technology — (6.2%)
*3Com Corp.	78,700	404,518
*Acorn Energy, Inc.	1,230	8,598
*Actel Corp.	22,878	272,706
*ActivIdentity Corp.	60,201	136,656
*Activision Blizzard, Inc.	697,227	7,550,968
*Adaptec, Inc.	166,097	529,849
*Adept Technology, Inc.	700	1,680
*Advanced Analogic Technologies, Inc.	15,762	49,650
Agilysys, Inc.	21,014	98,976
*Amtech Systems, Inc.	10,600	57,240
*Anadigics, Inc.	400	1,284
*Applied Micro Circuits Corp.	65,224	510,052
#*Arris Group, Inc.	198,932	2,041,042
*Arrow Electronics, Inc.	182,170	4,616,188
Astro-Med, Inc.	2,626	16,281
#*ATMI, Inc.	3,100	46,965
*Avid Technology, Inc.	54,450	687,704
*Avnet, Inc.	112,932	2,798,455

1043

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Avocent Corp.	70,720	$1,758,806
AVX Corp.	293,831	3,326,167
*Aware, Inc.	22,140	51,808
*AXT, Inc.	17,200	39,732
Bel Fuse, Inc. Class A	4,174	74,130
Bel Fuse, Inc. Class B	20,997	380,046
*Benchmark Electronics, Inc.	93,903	1,577,570
Black Box Corp.	26,600	705,166
*Brightpoint, Inc.	17,400	128,238
#*Brooks Automation, Inc.	91,316	628,254
*BSQUARE Corp.	3,500	8,120
*Cadence Design Systems, Inc.	65,000	397,150
*California Micro Devices Corp.	34,898	104,345
*Cascade Microtech, Inc.	23,771	128,363
*Checkpoint Systems, Inc.	40,000	542,800
*Ciber, Inc.	31,700	102,074
Cognex Corp.	3,890	62,590
Cohu, Inc.	41,402	471,155
*Comarco, Inc.	5,608	17,665
Communications Systems, Inc.	12,053	132,342
*Computer Sciences Corp.	225,553	11,437,793
*Concurrent Computer Corp.	13,740	52,762
*Convergys Corp.	197,364	2,141,399
*CPI International, Inc.	19,208	190,159
*Cray, Inc.	18,873	140,793
*CSP, Inc.	2,414	8,884
CTS Corp.	34,200	306,432
*CyberOptics Corp.	9,134	55,078
*Cypress Semiconductor Corp.	224,209	1,890,082
*Datalink Corp.	5,600	22,288
*Dataram Corp.	11,134	29,950
*DDi Corp.	30,020	121,581
#*DealerTrack Holdings, Inc.	3,829	63,102
*Digi International, Inc.	35,811	284,697
*DSP Group, Inc.	59,734	345,263
*Dynamics Research Corp.	16,586	212,467
*Edgewater Technology, Inc.	15,903	45,324
Electro Rent Corp.	46,027	492,949
*Electro Scientific Industries, Inc.	34,300	375,242
*Electronics for Imaging, Inc.	72,920	850,247
*EMS Technologies, Inc.	1,490	25,971
*Emulex Corp.	8,000	80,800
*Endwave Corp.	16,615	38,713
#*Epicor Software Corp.	107,892	832,926
*ePlus, Inc.	6,354	95,564
*Euronet Worldwide, Inc.	33,370	789,201
*Exar Corp.	39,600	273,240
Fair Isaac Corp.	4,800	97,584
*Fairchild Semiconductor Corp. Class A	144,238	1,078,900
Fidelity National Information Services, Inc.	166,320	3,619,123
*Frequency Electronics, Inc.	16,953	74,593
*Gerber Scientific, Inc.	50,097	231,448
*Globecomm Systems, Inc.	41,466	280,310
*GSI Technology, Inc.	27,494	99,253
*GTSI Corp.	8,203	61,112
*Hackett Group, Inc.	50,220	156,686
*Harris Stratex Networks, Inc. Class A	38,192	240,610
*Henry Bros. Electronics, Inc.	8,085	38,323
*Hutchinson Technology, Inc.	44,671	259,985
*Hypercom Corp.	66,500	189,525
*I.D. Systems, Inc.	13,298	48,538

1044

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*IAC/InterActiveCorp.	178,991	$3,390,090
*Ikanos Communications, Inc.	2,371	4,102
*Imation Corp.	49,331	435,099
*Immersion Corp.	11,256	41,310
*infoGROUP, Inc.	28,026	183,851
*InfoSpace, Inc.	65,156	558,387
*Ingram Micro, Inc.	277,679	4,901,034
*Insight Enterprises, Inc.	23,900	251,428
*Integrated Device Technology, Inc.	18,820	110,662
*Integrated Silicon Solution, Inc.	27,577	96,520
*Internap Network Services Corp.	35,546	113,747
*International Rectifier Corp.	80,500	1,471,540
*Internet Brands, Inc.	28,066	208,811
*Internet Capital Group, Inc.	58,172	422,910
*Interphase Corp.	4,460	10,615
*Intevac, Inc.	34,801	354,970
*IntriCon Corp.	2,835	9,568
*INX, Inc.	500	3,360
iPass, Inc.	26,936	35,017
*IXYS Corp.	16,391	109,820
Jabil Circuit, Inc.	139,658	1,868,624
*JDS Uniphase Corp.	137,990	771,364
Keithley Instruments, Inc.	9,443	30,784
*KEY Tronic Corp.	15,546	35,134
*Keynote Systems, Inc.	18,330	187,333
*Kopin Corp.	20,076	89,137
*KVH Industries, Inc.	9,179	96,380
#*L-1 Identity Solutions, Inc.	127,178	751,622
*Lattice Semiconductor Corp.	131,578	251,314
*Littlefuse, Inc.	2,763	76,148
*LoJack Corp.	5,158	21,767
*LookSmart, Ltd.	34,780	45,562
*Loral Space & Communications, Inc.	35,669	942,375
*Mace Security International, Inc.	1,291	1,084
Marchex, Inc. Class B	34,253	155,166
*Measurement Specialties, Inc.	4,190	32,305
*Mentor Graphics Corp.	16,127	117,727
*Mercury Computer Systems, Inc.	18,900	202,230
*Merrimac Industries, Inc.	2,600	20,540
Methode Electronics, Inc.	79,571	576,890
*Micron Technology, Inc.	990,716	6,726,962
*Microtune, Inc.	12,031	20,573
*MKS Instruments, Inc.	82,222	1,285,952
*ModusLink Global Solutions, Inc.	68,955	566,810
*MoSys, Inc.	11,829	27,916
#Motorola, Inc.	2,108,701	18,071,568
*Nanometrics, Inc.	46,005	377,241
*Newport Corp.	56,016	416,759
*Nu Horizons Electronics Corp.	13,732	53,417
*Occam Networks, Inc.	27,224	81,128
*OmniVision Technologies, Inc.	38,897	476,877
*Oplink Communications, Inc.	33,986	504,012
*Opnext, Inc.	37,258	91,655
*Optelecom-NKF, Inc.	4,329	17,013
*Optical Cable Corp.	9,195	27,769
*ORBCOMM, Inc.	11,500	27,255
*PAR Technology Corp.	23,205	126,467
*PC Connection, Inc.	50,013	294,076
*PC Mall, Inc.	10,070	71,396
*PC-Tel, Inc.	50,569	296,334
*PDF Solutions, Inc.	793	2,807

1045

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Perceptron, Inc.	4,904	$16,526
*Perficient, Inc.	14,478	117,851
*Performance Technologies, Inc.	25,851	72,641
*Pericom Semiconductor Corp.	12,868	121,088
*Pervasive Software, Inc.	35,664	174,754
*Phoenix Technologies, Ltd.	200	468
Plantronics, Inc.	19,000	458,090
*Presstek, Inc.	7,000	11,900
•*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	12,400	23,684
*RadiSys Corp.	37,693	320,767
*RealNetworks, Inc.	167,359	597,472
Richardson Electronics, Ltd.	20,479	115,706
#*Rofin-Sinar Technologies, Inc.	11,100	238,095
*Rovi Corp.	129,011	3,554,253
*Rudolph Technologies, Inc.	69,020	437,587
#*Sandisk Corp.	197,936	4,053,729
*SCM Microsystems, Inc.	18,612	46,902
*SeaChange International, Inc.	27,986	189,465
*Semitool, Inc.	10,407	73,473
Servidyne, Inc.	7,283	15,258
#*Sigma Designs, Inc.	2,475	29,725
*Silicon Image, Inc.	29,804	62,886
*Silicon Storage Technology, Inc.	147,812	300,058
#*Skyworks Solutions, Inc.	35,404	369,264
*Smart Modular Technologies (WWH), Inc.	20,400	82,824
*Smith Micro Software, Inc.	8,495	77,135
*SonicWALL, Inc.	159,432	1,265,890
*Spectrum Control, Inc.	20,295	171,493
*Standard Microsystems Corp.	33,319	641,724
*StarTek, Inc.	31,481	182,590
*Support.com, Inc.	37,208	89,299
#*Sycamore Networks, Inc.	493,647	1,406,894
*Symmetricom, Inc.	91,342	437,528
*Symyx Technologies, Inc.	40,492	237,688
#*SYNNEX Corp.	60,100	1,546,373
#*Tech Data Corp.	85,452	3,283,920
Technitrol, Inc.	5,403	42,089
*TechTarget, Inc.	7,400	46,620
*TechTeam Global, Inc.	19,326	151,323
*Tellabs, Inc.	24,344	146,551
*Telular Corp.	24,670	73,270
#*Teradyne, Inc.	126,050	1,055,038
Tessco Technologies, Inc.	10,246	173,670
TheStreet.com, Inc.	34,407	85,673
*Tier Technologies, Inc. Class B	5,660	46,299
*Tollgrade Communications, Inc.	19,226	114,395
*Track Data Corp.	1,932	7,747
*Trident Microsystems, Inc.	2,123	3,991
*Triquint Semiconductor, Inc.	147,914	797,256
*TSR, Inc.	1,300	2,782
*TTM Technologies, Inc.	62,699	637,649
Tyco Electronics, Ltd.	549,298	11,672,583
*Ultra Clean Holdings, Inc.	2,816	15,516
United Online, Inc.	51,420	411,360
*UTStarcom, Inc.	192,273	348,014
*Vicon Industries, Inc.	5,787	39,062
*Video Display Corp.	600	2,931
*Virage Logic Corp.	29,928	176,575
*Virtusa Corp.	39,100	351,118
*Vishay Intertechnology, Inc.	213,119	1,327,731

1046

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Web.com Group, Inc.	54,075	$380,688
*WPCS International, Inc.	9,861	29,780
#Xerox Corp.	974,182	7,325,849
*Zoran Corp.	82,007	727,402
*Zygo Corp.	31,737	219,303

Total Information Technology		153,938,329

Materials — (3.0%)
A. Schulman, Inc.	25,252	438,627
A.M. Castle & Co.	43,846	494,144
Alcoa, Inc.	504,639	6,267,616
*American Pacific Corp.	5,747	40,689
Ashland, Inc.	112,560	3,887,822
*Brush Engineered Materials, Inc.	38,767	715,251
*Buckeye Technologies, Inc.	22,600	202,496
*BWAY Holding Co.	43,508	773,137
Cabot Corp.	110,278	2,418,397
Carpenter Technology Corp.	3,300	69,399
#*Coeur d’Alene Mines Corp.	1,400	28,112
Commercial Metals Co.	19,325	286,783
*Continental Materials Corp.	100	1,100
*Core Molding Technologies, Inc.	2,488	6,991
Cytec Industries, Inc.	64,700	2,146,099
Dow Chemical Co.	578,018	13,571,863
Eastman Chemical Co.	2,800	147,028
*Ferro Corp.	49,500	303,435
*Flotek Industries, Inc.	15,089	24,293
Friedman Industries, Inc.	17,753	102,435
*Graphic Packaging Holding Co.	1,716	3,930
*Haynes International, Inc.	800	22,656
*Headwaters, Inc.	53,696	221,228
#*Hecla Mining Co.	9,000	36,990
*Horsehead Holding Corp.	16,770	159,818
*ICO, Inc.	20,858	80,095
*Innospec, Inc.	2,811	33,226
International Paper Co.	460,475	10,273,197
Kaiser Aluminum Corp.	27,181	1,085,881
*KapStone Paper & Packaging Corp.	1,140	7,912
KMG Chemicals, Inc.	2,795	34,379
*Kronos Worldwide, Inc.	3,319	44,375
#*Louisiana-Pacific Corp.	153,257	804,599
MeadWestavco Corp.	188,451	4,302,336
Minerals Technologies, Inc.	2,900	142,854
*Mod-Pac Corp.	1,091	3,153
Myers Industries, Inc.	65,520	574,610
Neenah Paper, Inc.	23,100	239,085
NL Industries, Inc.	59,918	371,492
#*Northern Technologies International Corp.	3,000	23,250
Olympic Steel, Inc.	2,500	63,250
#*OM Group, Inc.	42,299	1,142,919
P.H. Glatfelter Co.	50,000	528,500
*Penford Corp.	38,934	229,711
*PolyOne Corp.	117,993	658,401
Quaker Chemical Corp.	2,300	47,380
*Ready Mix, Inc.	3,839	11,901
Reliance Steel & Aluminum Co.	50,700	1,849,536
*Rock of Ages Corp.	1,200	4,272
#*Rockwood Holdings, Inc.	14,772	293,667
*RTI International Metals, Inc.	35,400	733,134
#Schnitzer Steel Industries, Inc. Class A	5,700	246,468
Schweitzer-Maudoit International, Inc.	17,415	899,485

1047

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*Solutia, Inc.	2,500	$27,500
*Spartech Corp.	18,620	178,193
#*Stillwater Mining Co.	22,462	139,264
*Synalloy Corp.	4,995	45,155
Temple-Inland, Inc.	44,500	687,525
Texas Industries, Inc.	46,594	1,551,114
#*Titanium Metals Corp.	7,100	61,060
*U.S. Concrete, Inc.	68,202	109,805
*Universal Stainless & Alloy Products, Inc.	6,709	101,239
Westlake Chemical Corp.	105,000	2,550,450
Weyerhaeuser Co.	311,975	11,337,172
Worthington Industries, Inc.	64,670	714,604
#*Zoltek Cos., Inc.	5,042	44,924

Total Materials		74,647,412

Other — (0.0%)
•#*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (3.9%)
*Arbinet Corp.	3,200	7,008
AT&T, Inc.	2,510,122	64,434,832
CenturyTel, Inc.	16,863	547,373
D&E Communications, Inc.	23,654	264,925
*General Communications, Inc. Class A	44,592	274,241
#*Sprint Nextel Corp.	3,528,077	10,443,108
*SureWest Communications	15,836	139,674
Telephone & Data Systems, Inc.	80,200	2,375,524
Telephone & Data Systems, Inc. Special Shares	67,452	1,861,675
*United States Cellular Corp.	33,568	1,228,924
Verizon Communications, Inc.	566,352	16,758,356
*Xeta Corp.	18,366	45,456

Total Telecommunication Services		98,381,096

Utilities — (0.9%)
*AES Corp.	425,099	5,556,044
*Calpine Corp.	201,943	2,269,839
Maine & Maritimes Corp.	1,600	58,000
*Mirant Corp.	172,860	2,416,583
*Public Service Enterprise Group, Inc.	175,933	5,242,803
Questar Corp.	83,700	3,334,608
#*RRI Energy, Inc.	444,750	2,343,832
Unitil Corp.	1,800	37,242

Total Utilities		21,258,951

TOTAL COMMON STOCKS		2,278,554,755

RIGHTS/WARRANTS — (0.0%)
•*Enterprise Bancorp, Inc. Rights 11/19/09	600	—
•*Lantronix, Inc. Warrants	33	—

TOTAL RIGHTS/WARRANTS		—

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	13,814,176	13,814,176

1048

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund LP	202,493,142	$202,493,142
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,886,910 FHLMC 5.793%(r), 01/01/37, valued at $1,059,989) to be repurchased at $1,029,122	$1,029	1,029,115

TOTAL SECURITIES LENDING COLLATERAL		203,522,257

TOTAL INVESTMENTS — (100.0%) (Cost $2,552,893,037)		$2,495,891,188

See accompanying Notes to Financial Statements.

1049

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (90.4%)
Consumer Discretionary — (9.8%)
*1-800-FLOWERS.COM, Inc.	1,200	$4,608
#*99 Cents Only Stores	11,100	126,207
#Aaron’s, Inc.	5,200	130,260
#Abercrombie & Fitch Co.	8,350	274,047
*AC Moore Arts & Crafts, Inc.	1,068	5,105
Acme United Corp.	400	3,360
Advance Auto Parts, Inc.	10,000	372,600
#*Aeropostale, Inc.	6,550	245,821
*AFC Enterprises, Inc.	2,300	18,469
*Aldila, Inc.	700	2,072
*Alloy, Inc.	2,475	16,285
*Amazon.com, Inc.	41,900	4,978,139
Ambassadors Group, Inc.	1,423	18,086
*American Apparel, Inc.	7,200	22,104
#*American Axle & Manufacturing Holdings, Inc.	5,400	32,346
American Eagle Outfitters, Inc.	21,800	381,282
American Greetings Corp. Class A	3,222	65,535
#*American Public Education, Inc.	2,200	70,180
*America’s Car-Mart, Inc.	1,600	33,168
*Amerigon, Inc.	2,000	12,860
Ameristar Casinos, Inc.	5,810	85,523
*AnnTaylor Stores Corp.	4,625	59,986
#*Apollo Group, Inc. Class A	15,810	902,751
#Arbitron, Inc.	1,200	26,016
#*Arctic Cat, Inc.	2,500	14,850
*Asbury Automotive Group, Inc.	3,400	33,116
*Audiovox Corp. Class A	1,600	10,336
*AutoNation, Inc.	22,038	379,935
*Autozone, Inc.	5,700	771,267
*Ballantyne Strong, Inc.	2,600	8,840
*Bally Technologies, Inc.	6,300	248,157
#Barnes & Noble, Inc.	6,300	104,643
bebe stores, inc.	10,275	64,321
*Bed Bath & Beyond, Inc.	26,084	918,418
*Benihana, Inc.	800	4,912
*Benihana, Inc. Class A	700	3,388
#Best Buy Co., Inc.	40,060	1,529,491
Big 5 Sporting Goods Corp.	1,546	22,803
*Big Lots, Inc.	8,052	201,703
#*BJ’s Restaurants, Inc.	2,798	44,656
Black & Decker Corp.	4,150	195,963
#*Blue Nile, Inc.	2,096	125,865
*Bluegreen Corp.	2,100	6,027
Blyth, Inc.	875	31,001
Bob Evans Farms, Inc.	3,500	91,945
#*Bon-Ton Stores, Inc. (The)	1,900	17,575
Books-A-Million, Inc.	1,295	11,215
*Borders Group, Inc.	6,400	12,416
#BorgWarner, Inc.	12,800	388,096
*Boyd Gaming Corp.	10,020	73,747
Brinker International, Inc.	10,260	129,686
*Brink’s Home Security Holdings, Inc.	5,000	154,900
#*Brookfield Homes Corp.	2,400	13,512
Brown Shoe Co., Inc.	5,187	53,789
*Brunswick Corp.	8,960	84,941
Buckle, Inc.	4,670	140,147
#*Buffalo Wild Wings, Inc.	1,800	73,818
*Build-A-Bear-Workshop, Inc.	2,400	12,432

1050

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Burger King Holdings, Inc.	10,400	$178,464
#*Cabela’s, Inc.	7,700	96,789
Cablevision Systems Corp.	24,829	570,074
#*California Pizza Kitchen, Inc.	2,415	31,371
Callaway Golf Co.	8,600	58,824
*Canterbury Park Holding Corp.	500	3,505
#*Capella Education Co.	2,300	158,470
#*Career Education Corp.	9,659	201,294
*Caribou Coffee Co., Inc.	1,700	13,923
#*CarMax, Inc.	21,994	432,622
*Carmike Cinemas, Inc.	265	2,605
Carnival Corp.	61,832	1,800,548
*Carriage Services, Inc.	3,100	11,780
*Carrols Restaurant Group, Inc.	3,650	23,688
*Carter’s, Inc.	7,100	167,560
Cato Corp. Class A	3,450	68,000
*Cavco Industries, Inc.	1,157	35,173
CBS Corp.	5,700	67,260
CBS Corp. Class B	59,297	697,926
*CEC Entertainment, Inc.	2,357	68,848
#*Charming Shoppes, Inc.	13,800	62,514
#*Cheesecake Factory, Inc.	4,650	84,537
Cherokee, Inc.	542	10,260
*Chico’s FAS, Inc.	19,200	229,440
#*Children’s Place Retail Stores, Inc. (The)	2,340	73,593
*Chipotle Mexican Grill, Inc.	1,425	116,123
*Chipotle Mexican Grill, Inc. Class B	1,960	156,624
#Choice Hotels International, Inc.	6,500	193,830
Christopher & Banks Corp.	4,050	24,664
*Churchill Downs, Inc.	1,444	45,313
Cinemark Holdings, Inc.	13,300	154,147
#*Citi Trends, Inc.	1,200	31,596
CKE Restaurants, Inc.	5,037	44,074
Coach, Inc.	31,868	1,050,688
*Coinstar, Inc.	3,800	120,612
*Coldwater Creek, Inc.	6,649	38,232
#*Collective Brands, Inc.	8,400	155,820
Columbia Sportswear Co.	3,992	151,896
Comcast Corp. Class A	199,041	2,886,094
Comcast Corp. Special Class A	79,563	1,115,473
#*Conn’s, Inc.	2,500	15,775
#Cooper Tire & Rubber Co.	7,169	109,399
*Core-Mark Holding Co., Inc.	2,100	57,477
#*Corinthian Colleges, Inc.	8,800	139,568
CPI Corp.	131	1,488
Cracker Barrel Old Country Store, Inc.	2,500	82,875
*CROCS, Inc.	9,700	58,976
#*Crown Media Holdings, Inc.	4,987	7,680
CSS Industries, Inc.	1,250	25,375
*Culp, Inc.	1,566	9,036
#D.R. Horton, Inc.	28,400	311,264
Darden Restaurants, Inc.	14,790	448,285
#*Deckers Outdoor Corp.	1,400	125,538
*dELiA*s, Inc.	1,100	2,332
*Destination Maternity Corp.	1,300	26,065
DeVry, Inc.	7,600	420,204
#*Dick’s Sporting Goods, Inc.	7,814	177,300
#Dillard’s, Inc.	8,336	113,536
*DineEquity, Inc.	1,200	25,392
#*DIRECTV Group, Inc. (The)	96,900	2,548,470
#*Discovery Communications, Inc. (25470F104)	8,101	222,778

1051

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Discovery Communications, Inc. (25470F302)	18,452	$443,217
*DISH Network Corp.	17,600	306,240
#Disney (Walt) Co.	187,757	5,138,909
*Dolan Media Co.	2,800	33,432
#*Dollar Tree, Inc.	10,000	451,300
*Domino’s Pizza, Inc.	7,790	57,179
*Dorman Products, Inc.	1,189	17,383
Dover Downs Gaming & Entertainment, Inc.	2,000	9,500
*DreamWorks Animation SKG, Inc.	7,680	245,760
#*Dress Barn, Inc. (The)	6,300	113,715
*Drew Industries, Inc.	2,900	55,506
#*DSW, Inc.	2,194	42,125
#Eastman Kodak Co.	22,500	84,375
*Einstein Noah Restaurant Group, Inc.	1,810	23,566
*Entercom Communications Corp.	4,800	33,984
Ethan Allen Interiors, Inc.	3,275	40,806
*Exide Technologies	9,000	55,080
#*Expedia, Inc.	1,914	43,390
Family Dollar Stores, Inc.	13,612	385,220
*Famous Dave’s of America, Inc.	1,098	6,742
*Federal Mogul Corp.	3,500	39,025
*FGX International Holdings, Ltd.	2,663	35,125
Finish Line, Inc. Class A	6,378	64,673
*Fisher Communications, Inc.	1,200	23,388
Foot Locker, Inc.	16,541	173,350
*Ford Motor Co.	309,040	2,163,280
Fortune Brands, Inc.	14,280	556,206
FortuNet, Inc.	1,200	1,632
*Fossil, Inc.	6,950	185,774
#Fred’s, Inc.	5,517	65,321
*Fuel Systems Solutions, Inc.	2,050	67,117
*Furniture Brands International, Inc.	4,400	18,700
#*GameStop Corp. Class A	17,340	421,189
*Gaming Partners International Corp.	800	3,608
*Gander Mountain Co.	2,459	12,270
Gannett Co., Inc.	22,900	224,878
Gap, Inc.	76,630	1,635,284
#*Garmin, Ltd.	19,297	583,927
#*Gaylord Entertainment Co.	2,537	38,131
#*Genesco, Inc.	2,400	62,568
Gentex Corp.	13,434	215,078
#Genuine Parts Co.	17,330	606,377
*G-III Apparel Group, Ltd.	1,400	22,414
*Global Traffic Network, Inc.	2,700	11,718
*Goodyear Tire & Rubber Co.	23,460	302,165
*Great Wolf Resorts, Inc.	4,588	15,324
*Group 1 Automotive, Inc.	2,780	70,668
Guess?, Inc.	9,000	328,950
*Gymboree Corp.	3,300	140,481
H&R Block, Inc.	31,220	572,575
#*Hanesbrands, Inc.	6,975	150,800
#Harley-Davidson, Inc.	21,200	528,304
*Harman International Industries, Inc.	6,000	225,660
Harte-Hanks, Inc.	9,156	107,491
Hasbro, Inc.	15,000	409,050
*Haverty Furniture Cos., Inc.	1,700	20,587
*Hawk Corp.	1,220	16,982
*Helen of Troy, Ltd.	4,400	100,496
#*hhgregg, Inc.	3,700	61,013
#*Hibbett Sporting Goods, Inc.	2,888	54,121
Hillenbrand, Inc.	6,205	123,976

1052

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Home Depot, Inc.	169,830	$4,261,035
Hooker Furniture Corp.	1,600	20,496
#*Hot Topic, Inc.	6,106	47,016
#*Hovnanian Enterprises, Inc.	6,300	24,633
*HSN, Inc.	5,404	80,736
*Iconix Brand Group, Inc.	8,398	97,921
Interactive Data Corp.	9,600	252,480
International Game Technology	28,800	513,792
International Speedway Corp.	2,675	68,239
#*Interpublic Group of Cos., Inc.	47,316	284,842
*Interval Leisure Group, Inc.	4,310	48,100
*iRobot Corp.	2,385	31,887
*Isle of Capri Casinos, Inc.	4,000	31,000
*ITT Educational Services, Inc.	3,990	360,496
*J. Alexander’s Corp.	800	3,392
#*J. Crew Group, Inc.	5,783	235,831
#J.C. Penney Co., Inc.	20,870	691,423
*Jack in the Box, Inc.	6,300	118,188
*JAKKS Pacific, Inc.	2,600	36,998
Jarden Corp.	7,825	214,327
*Jo-Ann Stores, Inc.	2,773	73,817
Johnson Controls, Inc.	58,751	1,405,324
*Johnson Outdoors, Inc.	1,287	11,261
Jones Apparel Group, Inc.	9,866	176,503
*Jos. A. Bank Clothiers, Inc.	2,200	90,156
*K12, Inc.	1,700	27,268
KB Home	9,900	140,382
*Kenneth Cole Productions, Inc. Class A	1,100	10,461
*Kirkland’s, Inc.	1,700	21,386
*Knology, Inc.	3,300	33,165
*Kohl’s Corp.	31,960	1,828,751
*Kona Grill, Inc.	1,120	3,349
*Krispy Kreme Doughnuts, Inc.	6,700	22,713
#*K-Swiss, Inc. Class A	2,837	23,150
*Lakeland Industries, Inc.	1,000	7,360
#*Lamar Advertising Co.	7,015	170,464
#*Las Vegas Sands Corp.	65,800	992,922
*La-Z-Boy, Inc.	6,000	42,600
*Learning Tree International, Inc.	1,754	19,084
#Leggett & Platt, Inc.	14,897	287,959
Lennar Corp. Class A	15,800	199,080
#*Liberty Global, Inc. Class A	14,837	304,604
*Liberty Global, Inc. Class B	95	1,952
#*Liberty Global, Inc. Series C	14,812	304,831
*Liberty Media Corp. Capital Class A	10,116	209,300
*Liberty Media Corp. Entertainment Class A	50,852	1,567,259
*Liberty Media Corp. Entertainment Class B	2,274	72,450
*Liberty Media Corp. Interactive Class A	49,900	565,866
*Liberty Media Corp. Interactive Class B	400	4,524
#*Life Time Fitness, Inc.	3,100	66,805
*Lifetime Brands, Inc.	300	1,821
#Limited Brands, Inc.	28,260	497,376
*Lincoln Educational Services Corp.	3,676	72,858
*Live Nation, Inc.	5,192	34,579
#*Liz Claiborne, Inc.	11,000	63,140
#*LKQ Corp.	12,089	208,777
*LodgeNet Interactive Corp.	1,700	8,245
*Lodgian, Inc.	400	704
Lowe’s Cos., Inc.	147,590	2,888,336
*Luby’s, Inc.	1,849	6,601
#*Lumber Liquidators, Inc.	1,700	36,125

1053

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*M/I Homes, Inc.	2,200	$24,574
*Mac-Gray Corp.	1,591	12,935
Macy’s, Inc.	41,000	720,370
*Maidenform Brands, Inc.	2,442	34,383
Marcus Corp.	2,400	28,080
*Marine Products Corp.	3,012	14,608
#Marriott International, Inc. Class A	33,658	843,469
#*Martha Stewart Living Omnimedia, Inc.	3,500	18,130
*Marvel Entertainment, Inc.	9,400	469,718
#Mattel, Inc.	34,665	656,208
Matthews International Corp. Class A	3,400	124,882
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	13,316
McDonald’s Corp.	112,100	6,570,181
McGraw-Hill Cos., Inc.	24,400	702,232
MDC Holdings, Inc.	5,260	171,581
*Media General, Inc.	800	6,632
*Mediacom Communications Corp.	5,481	26,199
Men’s Wearhouse, Inc. (The)	5,635	130,563
Meredith Corp.	3,900	105,534
*Meritage Homes Corp.	3,900	71,136
#*MGM Mirage	38,025	352,492
*Midas, Inc.	1,456	11,735
*Modine Manufacturing Co.	2,700	27,810
#*Mohawk Industries, Inc.	7,200	308,376
#*Monarch Casino & Resort, Inc.	2,372	16,462
Monro Muffler Brake, Inc.	1,688	52,311
*Morgans Hotel Group Co.	2,500	8,300
*Morningstar, Inc.	4,800	244,896
*Morton’s Restaurant Group, Inc.	1,090	4,077
*Movado Group, Inc.	2,362	24,754
*Multimedia Games, Inc.	2,364	11,607
*Nathan’s Famous, Inc.	1,109	16,080
National CineMedia, Inc.	4,700	75,200
National Presto Industries, Inc.	1,100	95,623
#*Netflix, Inc.	6,500	347,425
*New Frontier Media, Inc.	2,800	5,432
*New York & Co., Inc.	5,059	22,260
#*New York Times Co. Class A (The)	9,400	74,918
#Newell Rubbermaid, Inc.	26,784	388,636
News Corp. Class A	161,651	1,862,220
#News Corp. Class B	78,692	1,070,211
#NIKE, Inc. Class B	39,400	2,449,892
#Nordstrom, Inc.	21,000	667,380
Nutri/System, Inc.	3,600	77,472
#*NVR, Inc.	500	331,135
*O’Charleys, Inc.	1,700	11,917
*Office Depot, Inc.	24,100	145,805
*OfficeMax, Inc.	7,500	85,725
Omnicom Group, Inc.	29,000	994,120
#*O’Reilly Automotive, Inc.	16,458	613,554
#*Orleans Homebuilders, Inc.	1,545	3,368
*Outdoor Channel Holdings, Inc.	3,807	26,344
#*Overstock.com, Inc.	2,430	34,020
*P.F. Chang’s China Bistro, Inc.	2,500	72,975
*Pacific Sunwear of California, Inc.	6,200	37,448
*Palm Harbor Homes, Inc.	1,500	3,315
*Panera Bread Co.	3,000	179,940
*Papa John’s International, Inc.	2,800	63,000
#*Peet’s Coffee & Tea, Inc.	1,500	51,000
*Penn National Gaming, Inc.	8,100	203,553
#*Penske Automotive Group, Inc.	8,674	135,835

1054

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Perry Ellis International, Inc.	969	$13,246
PetMed Express, Inc.	3,100	48,639
PetSmart, Inc.	13,200	310,596
Phillips-Van Heusen Corp.	6,591	264,629
*Pinnacle Entertainment, Inc.	5,100	43,095
*Playboy Enterprises, Inc. Class B	3,000	9,210
Polaris Industries, Inc.	3,025	127,262
Polo Ralph Lauren Corp.	5,700	424,194
*Pomeroy IT Solutions, Inc.	300	1,947
Pool Corp.	3,300	64,614
#*Pre-Paid Legal Services, Inc.	1,200	47,448
#*Priceline.com, Inc.	4,100	646,939
Primedia, Inc.	3,300	8,283
#*Princeton Review, Inc.	4,059	18,590
#*Pulte Homes, Inc.	36,437	328,297
*RadioShack Corp.	10,383	175,369
*RC2 Corp.	1,400	18,284
*RCN Corp.	4,500	37,530
*Red Lion Hotels Corp.	2,934	13,995
#*Red Robin Gourmet Burgers, Inc.	1,300	21,723
Regal Entertainment Group	14,260	179,819
#Regis Corp.	4,900	79,576
*Rent-A-Center, Inc.	9,080	166,709
*Rentrak Corp.	1,137	17,476
*Retail Ventures, Inc.	4,157	26,646
RG Barry Corp.	1,300	11,128
Ross Stores, Inc.	12,300	541,323
#*Royal Caribbean Cruises, Ltd.	20,300	410,669
*Rubio’s Restaurants, Inc.	1,297	9,455
*Ruby Tuesday, Inc.	5,500	36,630
*Ruth’s Hospitality Group, Inc.	1,700	5,287
Ryland Group, Inc.	3,100	57,505
*Saga Communications, Inc.	507	6,464
*Saks, Inc.	8,910	49,985
*Sally Beauty Holdings, Inc.	17,450	117,788
Scholastic Corp.	2,600	64,662
*Scientific Games Corp.	6,970	98,068
Scripps Networks Interactive, Inc.	12,399	468,186
*Sealy Corp.	7,900	22,910
#*Sears Holdings Corp.	11,285	765,800
Service Corp. International	28,770	197,650
Sherwin-Williams Co.	12,100	690,184
*Shiloh Industries, Inc.	3,192	14,364
*Shoe Carnival, Inc.	1,463	21,960
*Shuffle Master, Inc.	6,626	51,749
*Shutterfly, Inc.	4,000	56,400
*Signet Jewelers, Ltd. ADR	7,900	199,159
*Skechers U.S.A., Inc. Class A	3,800	82,916
Skyline Corp.	800	13,992
*Smith & Wesson Holding Corp.	4,800	20,496
Snap-On, Inc.	6,470	236,349
*Sonic Automotive, Inc.	1,901	16,995
*Sonic Corp.	5,738	53,650
Sotheby’s Class A	5,800	91,988
Spartan Motors, Inc.	3,375	16,841
Speedway Motorsports, Inc.	5,200	70,408
Sport Supply Group, Inc.	2,340	24,149
Stage Stores, Inc.	3,250	38,350
#*Stamps.com, Inc.	1,943	19,508
#*Standard Motor Products, Inc.	1,900	15,884
*Stanley Furniture, Inc.	1,979	15,555

1055

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Stanley Works (The)	8,557	$387,033
#Staples, Inc.	71,950	1,561,315
*Starbucks Corp.	73,430	1,393,701
#Starwood Hotels & Resorts Worldwide, Inc.	18,100	525,986
*Steak n Shake Co. (The)	4,300	50,095
*Stein Mart, Inc.	4,300	40,850
*Steinway Musical Instruments, Inc.	900	10,548
*Steven Madden, Ltd.	2,250	91,125
Stewart Enterprises, Inc.	8,882	40,680
Strayer Education, Inc.	1,500	304,455
Sturm Ruger & Co., Inc.	1,500	15,930
Superior Industries International, Inc.	1,700	22,576
#*Systemax, Inc.	6,196	83,522
*Talbots, Inc.	5,170	46,892
*Tandy Brands Accessories, Inc.	700	2,765
*Tandy Leather Factory, Inc.	663	2,181
Target Corp.	79,844	3,866,845
*Tempur-Pedic International, Inc.	7,700	149,149
*Tenneco, Inc.	5,600	76,272
*Texas Roadhouse, Inc.	8,700	82,389
Thor Industries, Inc.	6,800	178,296
*Ticketmaster Entertainment, Inc.	64	618
#Tiffany & Co.	14,000	550,060
*Timberland Co. Class A	5,500	88,990
Time Warner Cable, Inc.	32,604	1,285,902
Time Warner, Inc.	116,086	3,496,510
TJX Cos., Inc. (The)	46,321	1,730,089
#*Toll Brothers, Inc.	17,260	298,943
*Town Sports International Holdings, Inc.	3,500	10,395
*Tractor Supply Co.	3,501	156,495
*True Religion Apparel, Inc.	2,500	64,425
*TRW Automotive Holdings Corp.	10,900	170,585
*Tuesday Morning Corp.	3,100	10,013
Tupperware Corp.	6,100	274,622
*Ulta Salon Cosmetics & Fragrance, Inc.	4,600	69,644
#*Under Armour, Inc. Class A	3,200	85,920
UniFirst Corp.	1,740	73,254
*Universal Electronics, Inc.	1,700	35,020
*Universal Technical Institute, Inc.	1,500	26,985
#*Urban Outfitters, Inc.	16,400	514,632
V.F. Corp.	11,250	799,200
#*Vail Resorts, Inc.	5,400	185,976
*Valassis Communications, Inc.	3,990	72,738
Value Line, Inc.	400	12,304
*VCG Holding Corp.	1,800	3,384
#*Viacom, Inc. Class A	5,500	160,490
*Viacom, Inc. Class B	66,300	1,829,217
#*Volcom, Inc.	1,526	25,347
WABCO Holdings, Inc.	5,443	129,108
#*Warnaco Group, Inc.	5,680	230,210
*Warner Music Group Corp.	14,000	80,640
Weight Watchers International, Inc.	7,000	185,570
Wendy’s/Arby’s Group, Inc.	48,718	192,436
#*West Marine, Inc.	2,681	20,429
*Wet Seal, Inc. (The)	11,405	36,382
Whirlpool Corp.	7,500	536,925
Wiley (John) & Sons, Inc. Class A	5,300	186,666
*Williams Controls, Inc.	600	5,016
Williams-Sonoma, Inc.	10,760	202,073
*Winmark Corp.	300	6,339
*Winnebago Industries, Inc.	2,700	31,050

1056

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*WMS Industries, Inc.	5,290	$211,494
Wolverine World Wide, Inc.	5,450	139,411
World Wrestling Entertainment, Inc.	3,100	41,168
Wyndham Worldwide Corp.	18,900	322,245
#*Wynn Resorts, Ltd.	11,960	648,471
Yum! Brands, Inc.	47,717	1,572,275
#*Zumiez, Inc.	3,400	45,798

Total Consumer Discretionary		123,650,979

Consumer Staples — (10.1%)
Alberto-Culver Co.	10,350	277,587
Alico, Inc.	1,200	34,896
#*Alliance One International, Inc.	11,189	49,343
Altria Group, Inc.	207,400	3,756,014
*American Italian Pasta Co.	1,122	30,485
Andersons, Inc. (The)	400	12,412
Archer-Daniels-Midland Co.	66,090	1,990,631
Avon Products, Inc.	42,400	1,358,920
B&G Foods, Inc.	4,970	38,816
*Bare Escentuals, Inc.	8,022	101,318
#*BJ’s Wholesale Club, Inc.	5,300	185,659
*Boston Beer Co., Inc. Class A	1,231	46,778
Brown-Forman Corp. Class A	8,170	418,222
#Brown-Forman Corp. Class B	10,486	511,822
Bunge, Ltd.	13,270	757,186
*Calavo Growers, Inc.	1,800	32,130
Cal-Maine Foods, Inc.	2,100	57,015
Campbell Soup Co.	38,403	1,219,295
Casey’s General Stores, Inc.	6,195	195,328
*Central European Distribution Corp.	4,275	132,995
*Central Garden & Pet Co.	2,800	27,776
*Central Garden & Pet Co. Class A	7,529	71,224
*Chattem, Inc.	2,100	133,077
*Chiquita Brands International, Inc.	4,900	79,331
Church & Dwight Co., Inc.	7,550	429,444
Clorox Co.	13,971	827,502
Coca-Cola Co.	237,262	12,648,437
Coca-Cola Enterprises, Inc.	50,344	960,060
Colgate-Palmolive Co.	59,400	4,670,622
ConAgra, Inc.	47,279	992,859
*Constellation Brands, Inc. Class A	21,012	332,410
Corn Products International, Inc.	8,033	226,370
Costco Wholesale Corp.	35,550	2,021,018
CVS Caremark Corp.	150,047	5,296,659
*Darling International, Inc.	8,700	60,465
*Dean Foods Co.	16,650	303,530
Del Monte Foods Co.	26,120	282,096
Diamond Foods, Inc.	2,435	73,415
*Dr Pepper Snapple Group, Inc.	29,420	801,989
*Elizabeth Arden, Inc.	3,500	37,275
*Energizer Holdings, Inc.	6,400	389,568
Estee Lauder Cos., Inc.	11,600	493,000
Farmer Brothers Co.	2,399	45,341
#Flowers Foods, Inc.	9,918	231,684
*Fresh Del Monte Produce, Inc.	5,939	128,936
General Mills, Inc.	33,000	2,175,360
#*Great Atlantic & Pacific Tea Co.	4,751	47,082
*Green Mountain Coffee, Inc.	4,786	318,508
H.J. Heinz Co.	31,300	1,259,512
#*Hain Celestial Group, Inc.	4,715	82,701
#*Hansen Natural Corp.	7,324	264,763

1057

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Herbalife, Ltd.	5,900	$198,535
Hershey Co. (The)	19,069	720,618
Hormel Foods Corp.	17,730	646,436
*HQ Sustainable Maritime Industries, Inc.	1,600	12,112
Imperial Sugar Co.	1,726	21,558
Ingles Markets, Inc.	1,610	24,762
Inter Parfums, Inc.	3,152	38,707
J & J Snack Foods Corp.	2,491	97,572
J.M. Smucker Co.	12,176	642,040
Kellogg Co.	36,700	1,891,518
Kimberly-Clark Corp.	38,810	2,373,620
Kraft Foods, Inc.	160,324	4,412,116
Kroger Co. (The)	66,700	1,542,771
Lancaster Colony Corp.	2,988	145,157
Lance, Inc.	4,200	101,304
*Lifeway Foods, Inc.	1,134	13,653
Lorillard, Inc.	18,408	1,430,670
Mannatech, Inc.	2,370	8,058
#McCormick & Co., Inc.	12,914	452,119
McCormick & Co., Inc. Voting	607	21,245
*Medifast, Inc.	3,000	66,060
Molson Coors Brewing Co.	17,550	859,424
Nash-Finch Co.	1,300	37,674
*National Beverage Corp.	5,976	65,437
*Natural Alternatives International, Inc.	1,000	7,540
*NBTY, Inc.	11,100	404,151
Nu Skin Enterprises, Inc. Class A	6,010	136,788
*Nutraceutical International Corp.	1,559	16,962
Oil-Dri Corp. of America	641	9,801
*Omega Protein Corp.	2,100	8,736
*Overhill Farms, Inc.	2,000	10,920
*Pantry, Inc.	3,100	43,741
PepsiAmericas, Inc.	14,400	421,056
#PepsiCo, Inc.	166,379	10,074,248
Philip Morris International, Inc.	193,500	9,164,160
*Prestige Brands Holdings, Inc.	4,300	29,068
PriceSmart, Inc.	3,522	67,975
Procter & Gamble Co.	303,583	17,607,814
*Ralcorp Holdings, Inc.	5,695	305,822
Reliv’ International, Inc.	1,707	5,343
*Revlon, Inc.	4,600	38,778
Reynolds American, Inc.	30,397	1,473,647
Rocky Mountain Chocolate Factory, Inc.	950	8,094
Ruddick Corp.	5,200	138,944
Safeway, Inc.	42,600	951,258
#Sanderson Farms, Inc.	2,350	85,986
*Sanfilippo (John B.) & Son, Inc.	1,596	21,897
Sara Lee Corp.	61,153	690,417
#*Smart Balance, Inc.	7,834	41,364
#*Smithfield Foods, Inc.	15,600	208,104
Spartan Stores, Inc.	2,074	29,368
#SUPERVALU, Inc.	22,014	349,362
*Susser Holdings Corp.	2,446	29,083
Sysco Corp.	51,100	1,351,595
Tasty Baking Co.	400	2,564
Tootsie Roll Industries, Inc.	4,606	114,275
#*TreeHouse Foods, Inc.	4,830	180,642
#Tyson Foods, Inc. Class A	26,840	336,037
#*United Natural Foods, Inc.	4,776	115,149
United-Guardian, Inc.	600	6,000
Universal Corp.	3,100	128,929

1058

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*USANA Health Sciences, Inc.	1,310	$37,754
#Vector Group, Ltd.	7,794	113,091
Walgreen Co.	97,025	3,670,456
Wal-Mart Stores, Inc.	315,296	15,663,905
WD-40 Co.	1,600	50,384
Weis Markets, Inc.	3,501	123,935
*Whole Foods Market, Inc.	12,983	416,235
*Winn-Dixie Stores, Inc.	7,529	83,497

Total Consumer Staples		127,516,907

Energy — (10.3%)
*Adams Resources & Energy, Inc.	600	13,620
#Alon USA Energy, Inc.	6,300	52,920
*Alpha Natural Resources, Inc.	8,828	299,887
Anadarko Petroleum Corp.	50,650	3,086,104
Apache Corp.	34,425	3,240,081
*Approach Resources, Inc.	1,300	10,088
#Arch Coal, Inc.	14,200	307,572
*Arena Resources, Inc.	4,136	154,107
*Atlas Energy, Inc.	4,638	121,423
*ATP Oil & Gas Corp.	1,979	34,256
#*Atwood Oceanics, Inc.	6,200	220,038
Baker Hughes, Inc.	30,400	1,278,928
*Basic Energy Services, Inc.	4,350	30,450
Berry Petroleum Corp. Class A	4,900	124,264
*Bill Barrett Corp.	4,720	146,226
BJ Services Co.	25,800	495,360
*Bolt Technology Corp.	1,050	10,678
#*BPZ Resources, Inc.	7,200	45,360
*Brigham Exploration Co.	7,900	75,050
*Bristow Group, Inc.	3,356	97,827
*Bronco Drilling Co., Inc.	3,500	22,120
Cabot Oil & Gas Corp.	11,500	442,405
*Cal Dive International, Inc.	11,637	89,372
*Cameron International Corp.	22,600	835,522
CARBO Ceramics, Inc.	3,050	178,089
*Carrizo Oil & Gas, Inc.	3,100	71,858
*Cheniere Energy, Inc.	6,400	14,912
Chesapeake Energy Corp.	49,838	1,221,031
Chevron Corp.	205,614	15,737,696
Cimarex Energy Co.	7,133	279,328
*Clayton Williams Energy, Inc.	1,100	28,820
*Clean Energy Fuels Corp.	6,800	78,880
*CNX Gas Corp.	15,301	426,286
*Comstock Resources, Inc.	5,500	225,995
*Concho Resources, Inc.	10,600	403,966
ConocoPhillips	118,739	5,958,323
CONSOL Energy, Inc.	18,100	774,861
*Contango Oil & Gas Co.	1,700	81,005
#*Continental Resources, Inc.	15,192	565,294
*CREDO Petroleum Corp.	1,676	16,324
*Crosstex Energy, Inc.	5,400	30,348
*CVR Energy, Inc.	5,100	53,652
*Dawson Geophysical Co.	600	14,490
Delek US Holdings, Inc.	6,500	43,875
#*Denbury Resources, Inc.	26,400	385,440
Devon Energy Corp.	46,006	2,977,048
#Diamond Offshore Drilling, Inc.	14,300	1,362,075
*Double Eagle Petroleum Co.	267	1,263
*Dresser-Rand Group, Inc.	7,800	229,866
*Dril-Quip, Inc.	4,000	194,360

1059

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
El Paso Corp.	48,283	$473,656
*Encore Acquisition Co.	6,225	230,761
*ENGlobal Corp.	3,900	11,505
#ENSCO International, Inc.	14,091	645,227
EOG Resources, Inc.	25,900	2,114,994
*Evolution Petroleum Corp.	4,053	13,821
*EXCO Resources, Inc.	20,250	316,305
#*Exterran Holdings, Inc.	6,418	131,120
Exxon Mobil Corp.	530,943	38,052,685
#*FMC Technologies, Inc.	12,382	651,293
*Forest Oil Corp.	8,689	170,304
#Frontier Oil Corp.	11,517	159,626
*FX Energy, Inc.	5,900	15,694
#General Maritime Corp.	4,776	32,907
*Geokinetics, Inc.	900	14,472
#*GeoResources, Inc.	2,107	23,367
*Global Industries, Ltd.	11,300	82,377
#*GMX Resources, Inc.	400	5,092
*Goodrich Petroleum Corp.	2,870	73,673
Gulf Island Fabrication, Inc.	1,100	21,032
*GulfMark Offshore, Inc.	2,800	77,476
*Gulfport Energy Corp.	4,900	37,387
Halliburton Co.	82,523	2,410,497
*Harvest Natural Resources, Inc.	4,500	24,705
#*Helix Energy Solutions Group, Inc.	10,266	140,952
Helmerich & Payne, Inc.	11,191	425,482
*Hercules Offshore, Inc.	6,900	35,397
Hess Corp.	33,400	1,828,316
*HKN, Inc.	866	2,858
#Holly Corp.	5,500	159,555
*Hornbeck Offshore Services, Inc.	2,700	65,637
#*International Coal Group, Inc.	9,782	40,008
#*ION Geophysical Corp.	9,200	35,236
*James River Coal Co.	2,490	47,285
*Key Energy Services, Inc.	13,200	96,492
Lufkin Industries, Inc.	1,700	96,985
Marathon Oil Corp.	72,984	2,333,298
#*Mariner Energy, Inc.	9,953	126,801
Massey Energy Co.	8,200	238,538
*Matrix Service Co.	2,900	25,723
#*McMoran Exploration Co.	2,131	16,387
*Mitcham Industries, Inc.	1,600	11,600
Murphy Oil Corp.	19,424	1,187,583
#*Nabors Industries, Ltd.	25,457	530,269
*NATCO Group, Inc. Class A	2,030	88,467
*National-Oilwell, Inc.	40,632	1,665,506
*Natural Gas Services Group, Inc.	1,600	26,992
*Newfield Exploration Co.	13,600	557,872
*Newpark Resources, Inc.	9,500	28,595
Noble Energy, Inc.	17,842	1,170,970
*Northern Oil & Gas, Inc.	3,400	31,008
Occidental Petroleum Corp.	84,088	6,380,597
*Oceaneering International, Inc.	5,600	286,160
*Oil States International, Inc.	6,100	210,084
Overseas Shipholding Group, Inc.	2,700	105,975
Panhandle Oil & Gas, Inc.	600	11,796
*Parker Drilling Co.	11,381	59,181
#*Patriot Coal Corp.	7,492	84,660
Patterson-UTI Energy, Inc.	15,495	241,412
Peabody Energy Corp.	27,433	1,086,072
Penn Virginia Corp.	2,200	44,550

1060

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Petrohawk Energy Corp.	30,804	$724,510
*Petroleum Development Corp.	800	13,360
*PHI, Inc. Non-Voting	1,795	30,838
*Pioneer Drilling Co.	3,200	21,408
Pioneer Natural Resources Co.	11,907	489,497
*Plains Exploration & Production Co.	12,593	333,714
*Pride International, Inc.	19,306	570,685
#*Quicksilver Resources, Inc.	16,800	204,960
#Range Resources Corp.	16,500	825,825
*Rex Energy Corp.	4,000	32,360
*Rosetta Resources, Inc.	5,600	75,768
Rowan Cos., Inc.	9,800	227,850
RPC, Inc.	10,300	96,305
#*SandRidge Energy, Inc.	18,700	191,301
Schlumberger, Ltd.	119,648	7,442,106
*SEACOR Holdings, Inc.	2,000	162,540
*Seahawk Drilling, Inc.	1,319	35,613
#Smith International, Inc.	19,981	554,073
Southern Union Co.	12,348	241,651
*Southwestern Energy Co.	34,140	1,487,821
Spectra Energy Corp.	34,832	665,988
St. Mary Land & Exploration Co.	7,000	238,700
Sunoco, Inc.	12,087	372,280
*Superior Energy Services, Inc.	8,200	177,202
#*Superior Well Services, Inc.	2,100	22,281
*Swift Energy Corp.	2,030	42,995
*T-3 Energy Services, Inc.	2,800	56,056
#Tesoro Petroleum Corp.	13,900	196,546
*Tetra Technologies, Inc.	8,150	77,099
*TGC Industries, Inc.	2,467	10,731
Tidewater, Inc.	5,500	229,185
*Union Drilling, Inc.	1,000	7,640
#*Unit Corp.	4,600	179,768
#*USEC, Inc.	15,699	60,598
VAALCO Energy, Inc.	7,100	30,246
Valero Energy Corp.	54,604	988,332
*Venoco, Inc.	5,701	71,833
W&T Offshore, Inc.	6,300	73,395
#*Western Refining, Inc.	9,500	53,295
*Westmoreland Coal Co.	937	6,175
*Whiting Petroleum Corp.	5,250	296,100
#*Willbros Group, Inc.	4,500	59,130
Williams Cos., Inc. (The)	48,300	910,455
#World Fuel Services Corp.	3,475	176,704
XTO Energy, Inc.	59,373	2,467,542

Total Energy		129,135,479

Financials — (11.8%)
1st Source Corp.	2,550	37,791
Abington Bancorp, Inc.	3,523	24,168
Advance America Cash Advance Centers, Inc.	5,900	29,146
#*Affiliated Managers Group, Inc.	4,050	257,134
*Affirmative Insurance Holdings, Inc.	1,600	6,400
Aflac, Inc.	38,694	1,605,414
*Allegheny Corp.	859	214,750
Allied World Assurance Co. Holdings, Ltd.	5,300	237,228
Allstate Corp.	48,167	1,424,298
*Altisource Portfolio Solutions SA	2,966	45,231
*American Equity Investment Life Holding Co.	3,790	24,900
American Express Co.	97,805	3,407,526
American Financial Group, Inc.	13,698	336,971

1061

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
American National Insurance Co.	2,477	$206,805
American Physicians Capital, Inc.	1,200	33,936
American River Bankshares	882	5,398
*American Safety Insurance Holdings, Ltd.	1,000	14,820
#*AmeriCredit Corp.	15,090	266,338
Ameriprise Financial, Inc.	20,740	719,056
Ameris Bancorp	1,914	11,273
*AMERISAFE, Inc.	2,988	55,398
*AmeriServe Financial, Inc.	100	175
AmTrust Financial Services, Inc.	7,200	81,216
AON Corp.	29,735	1,145,095
*Arch Capital Group, Ltd.	6,070	408,936
*Argo Group International Holdings, Ltd.	4,380	148,745
Arrow Financial Corp.	1,334	33,924
Aspen Insurance Holdings, Ltd.	9,590	247,422
#*Asset Acceptance Capital Corp.	3,597	26,150
Associated Banc-Corp.	13,842	177,316
Assurant, Inc.	12,600	377,118
#Assured Guaranty, Ltd.	11,500	190,670
ASTA Funding, Inc.	400	2,612
Astoria Financial Corp.	7,820	78,044
Atlantic Coast Federal Corp.	1,599	2,319
*Avatar Holdings, Inc.	1,000	16,300
Axis Capital Holdings, Ltd.	16,440	474,952
#*B of I Holding, Inc.	900	7,506
BancFirst Corp.	1,800	64,998
*Bancorp, Inc.	1,400	7,140
BancorpSouth, Inc.	9,703	219,094
#BancTrust Financial Group, Inc.	2,903	9,319
Bank Mutual Corp.	6,120	42,962
Bank of America Corp.	803,514	11,715,234
*Bank of Florida Corp.	900	1,314
Bank of Hawaii Corp.	4,800	213,120
Bank of New York Mellon Corp.	119,414	3,183,577
Bank of the Ozarks, Inc.	1,900	43,225
BankFinancial Corp.	2,730	25,771
#Banner Corp.	1,600	4,912
BB&T Corp.	67,175	1,606,154
*Beneficial Mutual Bancorp, Inc.	8,400	77,700
Berkshire Hills Bancorp, Inc.	1,568	32,222
BGC Partners, Inc. Class A	4,100	19,803
#BlackRock, Inc.	5,112	1,106,697
#BOK Financial Corp.	7,669	329,537
Boston Private Financial Holdings, Inc.	7,520	44,744
*Broadpoint Gleacher Securities, Inc.	11,995	76,408
Brookline Bancorp, Inc.	6,300	61,677
Brooklyn Federal Bancorp, Inc.	100	1,198
Brown & Brown, Inc.	14,995	275,458
Cadence Financial Corp.	303	500
Camden National Corp.	900	27,657
Capital City Bank Group, Inc.	1,069	12,550
Capital One Financial Corp.	45,101	1,650,697
Capital Southwest Corp.	344	25,545
CapitalSource, Inc.	800	2,848
Capitol Federal Financial	7,889	239,273
Cardinal Financial Corp.	3,905	31,826
*Cardtronics, Inc.	3,500	34,825
Cascade Financial Corp.	200	396
Cash America International, Inc.	2,635	79,735
Cathay General Bancorp	2,550	22,516
#*CB Richard Ellis Group, Inc.	25,065	259,423

1062

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Center Bancorp, Inc.	1,915	$14,899
*Center Financial Corp.	2,200	9,262
CenterState Banks of Florida, Inc.	400	3,012
*Central Jersey Bancorp	1,260	6,111
Charles Schwab Corp. (The)	116,900	2,027,046
Chemical Financial Corp.	3,399	74,608
Chubb Corp.	37,547	1,821,780
Cincinnati Financial Corp.	17,267	437,891
Citigroup, Inc.	462,202	1,890,406
Citizens Community Bancorp, Inc.	600	2,418
#*Citizens, Inc.	6,415	38,682
City Holding Co.	1,500	45,855
City National Corp.	3,500	131,845
Clifton Savings Bancorp, Inc.	4,183	38,567
CME Group, Inc.	5,700	1,724,877
#*CNA Financial Corp.	26,036	566,804
*CNA Surety Corp.	5,300	76,638
CoBiz Financial, Inc.	3,100	14,787
Cohen & Steers, Inc.	4,200	81,186
Columbia Banking System, Inc.	2,213	32,531
Comerica, Inc.	16,300	452,325
Commerce Bancshares, Inc.	7,555	289,810
Community Bank System, Inc.	3,381	62,920
Community Trust Bancorp, Inc.	1,590	39,146
#*CompuCredit Holdings Corp.	5,700	18,696
Consolidated-Tokoma Land Co.	681	23,426
*Credit Acceptance Corp.	1,600	54,992
Cullen Frost Bankers, Inc.	6,720	314,429
CVB Financial Corp.	5,813	46,562
Danvers Bancorp, Inc.	2,435	33,433
Delphi Financial Group, Inc. Class A	4,900	106,330
*Diamond Hill Investment Group, Inc.	293	15,371
Dime Community Bancshares, Inc.	2,700	29,673
Discover Financial Services	51,300	725,382
#*Dollar Financial Corp.	1,400	26,278
Donegal Group, Inc. Class A	3,297	48,136
#*Doral Financial Corp.	3,300	9,372
Duff & Phelps Corp.	2,200	37,818
East West Bancorp, Inc.	3,446	31,117
Eastern Insurance Holdings, Inc.	1,500	10,590
Eaton Vance Corp.	12,070	342,667
#*eHealth, Inc.	2,800	39,844
EMC Insurance Group, Inc.	1,000	20,580
#Employers Holdings, Inc.	3,900	57,798
*Encore Bancshares, Inc.	300	2,310
*Encore Capital Group, Inc.	2,822	42,245
Endurance Specialty Holdings, Ltd.	6,500	233,935
*Enstar Group, Ltd.	1,100	67,100
Enterprise Financial Services Corp.	1,766	15,064
Erie Indemnity Co.	4,600	162,150
ESSA Bancorp, Inc.	2,588	30,978
Evercore Partners, Inc. Class A	1,300	42,432
Everest Re Group, Ltd.	7,400	647,426
F.N.B. Corp.	5,009	35,464
Federal Agricultural Mortgage Corp.	1,781	14,301
Federated Investors, Inc.	9,762	256,252
Fidelity National Financial, Inc.	22,699	308,025
*Fidelity Southern Corp.	1,025	3,988
Fifth Third Bancorp	67,100	599,874
Financial Federal Corp.	2,800	57,176
Financial Institutions, Inc.	600	6,336

1063

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Acceptance Corp.	6,550	$14,410
First American Corp.	9,976	303,171
#First Bancorp (318672102)	10,000	18,900
First Bancorp (318910106)	1,500	20,340
First Busey Corp.	2,279	8,820
*First Cash Financial Services, Inc.	3,522	60,508
First Citizens BancShares, Inc.	100	14,900
First Commonwealth Financial Corp.	7,969	41,837
First Community Bancshares, Inc.	1,100	12,804
First Defiance Financial Corp.	1,738	25,062
First Financial Bancorp	4,812	61,016
First Financial Bankshares, Inc.	2,990	144,866
First Financial Corp.	1,700	47,141
First Financial Holdings, Inc.	1,825	24,619
First Financial Northwest, Inc.	3,660	21,667
*First Horizon National Corp.	22,076	261,159
*First Marblehead Corp. (The)	700	1,372
First Merchants Corp.	1,745	10,679
First Mercury Financial Corp.	2,596	32,969
First Midwest Bancorp, Inc.	1,400	14,560
First Niagara Financial Group, Inc.	16,396	210,525
First Place Financial Corp.	1,829	5,560
First Security Group, Inc.	1,628	4,396
First South Bancorp, Inc.	1,785	18,903
FirstMerit Corp.	8,666	164,221
Flagstone Reinsurance Holdings, Ltd.	6,700	73,365
Flushing Financial Corp.	1,928	21,651
#FNB United Corp.	237	391
*Forest City Enterprises, Inc. Class A	12,804	111,651
*Forest City Enterprises, Inc. Class B	3,286	28,950
*FPIC Insurance Group, Inc.	867	29,331
Franklin Resources, Inc.	27,480	2,875,232
Fulton Financial Corp.	7,359	60,785
*GAINSCO, Inc.	93	1,196
Gallagher (Arthur J.) & Co.	11,325	252,661
GAMCO Investors, Inc.	767	32,360
Genworth Financial, Inc.	41,000	435,420
German American Bancorp, Inc.	1,900	28,576
GFI Group, Inc.	12,500	64,375
Glacier Bancorp, Inc.	5,234	68,513
Goldman Sachs Group, Inc.	50,600	8,610,602
#Great Southern Bancorp, Inc.	1,583	36,282
#*Greene Bancshares, Inc.	700	2,898
Greenhill & Co., Inc.	3,000	258,690
*Greenlight Capital Re, Ltd.	3,500	65,310
*Guaranty Bancorp	507	664
*Hallmark Financial Services, Inc.	2,534	19,436
Hampden Bancorp, Inc.	504	5,468
#Hampton Roads Bankshares, Inc.	1,803	3,696
Hancock Holding Co.	3,400	123,318
Hanover Insurance Group, Inc.	5,130	215,768
Harleysville Group, Inc.	3,895	122,030
Harleysville National Corp.	2,611	15,039
*Harris & Harris Group, Inc.	3,600	15,444
Hartford Financial Services Group, Inc.	34,300	841,036
HCC Insurance Holdings, Inc.	12,525	330,535
Heartland Financial USA, Inc.	2,289	29,391
*Heritage Commerce Corp.	1,741	4,596
*Heritage Financial Corp.	905	11,322
Heritage Financial Group	1,785	14,476
*HFF, Inc.	400	2,200

1064

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Hilltop Holdings, Inc.	7,200	$85,248
Home Bancshares, Inc.	2,684	58,055
Home Federal Bancorp, Inc.	2,521	29,118
HopFed Bancorp, Inc.	200	2,028
Horace Mann Educators Corp.	2,800	34,804
Hudson City Bancorp, Inc.	54,732	719,178
Huntington Bancshares, Inc.	59,900	228,219
IBERIABANK Corp.	1,925	83,372
Independence Holding Co.	2,500	13,875
Independent Bank Corp.	1,972	41,944
Infinity Property & Casualty Corp.	800	30,936
*Interactive Brokers Group, Inc.	4,380	70,124
#*IntercontinentalExchange, Inc.	7,263	727,680
*International Assets Holding Corp.	815	14,662
International Bancshares Corp.	7,740	114,939
#*Intervest Bancshares Corp.	254	841
Invesco, Ltd.	41,268	872,818
*Investment Technology Group, Inc.	3,824	82,484
*Investors Bancorp, Inc.	10,052	108,964
#Janus Capital Group, Inc.	17,000	223,040
#*Jefferies Group, Inc.	17,253	450,303
JMP Group, Inc.	2,391	20,132
Jones Lang LaSalle, Inc.	3,200	149,920
JPMorgan Chase & Co.	409,432	17,101,975
*KBW, Inc.	3,585	100,380
Kearny Financial Corp.	11,100	109,335
#KeyCorp	74,200	399,938
K-Fed Bancorp	1,291	11,529
*Knight Capital Group, Inc.	9,475	159,654
Lakeland Bancorp, Inc.	2,835	17,237
Lakeland Financial Corp.	1,700	34,969
Legacy Bancorp, Inc.	1,200	11,472
Legg Mason, Inc.	12,040	350,484
*Leucadia National Corp.	23,300	523,551
#Life Partners Holdings, Inc.	1,625	27,609
Lincoln National Corp.	25,550	608,856
Loews Corp.	45,700	1,512,670
*Louisiana Bancorp, Inc.	200	2,856
#M&T Bank Corp.	9,986	627,620
#*Macatawa Bank Corp.	4,110	7,891
MainSource Financial Group, Inc.	1,600	9,328
#*Markel Corp.	1,093	352,711
*Market Leader, Inc.	900	1,800
*MarketAxess Holdings, Inc.	3,416	40,582
*Marlin Business Services Corp.	2,700	18,117
#Marsh & McLennan Cos., Inc.	49,187	1,153,927
Marshall & Ilsley Corp.	19,160	101,931
Max Capital Group, Ltd.	2,600	53,690
MB Financial, Inc.	2,100	37,548
*MBIA, Inc.	25,900	105,154
MBT Financial Corp.	1,485	3,015
*MCG Capital Corp.	4,800	19,152
Meadowbrook Insurance Group, Inc.	7,513	50,562
Medallion Financial Corp.	3,100	24,335
Mercer Insurance Group, Inc.	1,116	20,735
Merchants Bancshares, Inc.	894	20,222
Mercury General Corp.	6,241	227,547
*Meridian Interstate Bancorp, Inc.	2,501	21,509
MetLife, Inc.	81,244	2,764,733
*Metro Bancorp, Inc.	200	2,366
*MF Global, Ltd.	12,100	86,152

1065

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*MGIC Investment Corp.	11,500	$49,565
MidSouth Bancorp, Inc.	900	13,005
Montpelier Re Holdings, Ltd.	9,900	159,984
#Moody’s Corp.	23,770	562,874
Morgan Stanley	125,943	4,045,289
*MSCI, Inc.	9,977	303,301
*Nara Bancorp, Inc.	106	780
*NASDAQ OMX Group, Inc. (The)	18,830	340,070
*National Financial Partners Corp.	3,900	31,785
National Interstate Corp.	1,900	34,409
National Penn Bancshares, Inc.	3,344	18,793
*Navigators Group, Inc.	1,900	100,833
NBT Bancorp, Inc.	3,984	86,851
*Nelnet, Inc. Class A	2,640	37,039
New England Bancshares, Inc.	1,000	5,300
New Westfield Financial, Inc.	4,099	32,997
#New York Community Bancorp, Inc.	32,863	354,920
NewAlliance Bancshares, Inc.	11,700	129,636
*NewStar Financial, Inc.	3,503	8,793
Northeast Community Bancorp, Inc.	1,876	12,569
Northern Trust Corp.	24,300	1,221,075
Northfield Bancorp, Inc.	5,398	67,097
Northrim Bancorp, Inc.	600	9,024
Northwest Bancorp, Inc.	4,671	102,762
NYMAGIC, Inc.	100	1,429
NYSE Euronext, Inc.	23,893	617,634
OceanFirst Financial Corp.	300	2,850
*Ocwen Financial Corp.	8,900	97,277
Old National Bancorp	7,636	79,185
Old Republic International Corp.	27,487	293,561
#Old Second Bancorp, Inc.	700	3,745
OneBeacon Insurance Group, Ltd.	2,900	34,568
optionsXpress Holdings, Inc.	5,834	91,185
Oriental Financial Group, Inc.	2,300	24,495
Oritani Financial Corp.	5,647	72,338
#Pacific Capital Bancorp	91	117
*Pacific Mercantile Bancorp	1,425	4,232
#PacWest Bancorp	2,792	47,408
Park National Corp.	1,300	75,504
PartnerRe, Ltd.	6,200	474,176
Patriot National Bancorp	200	383
Peapack-Gladstone Financial Corp.	1,228	16,185
*Penson Worldwide, Inc.	2,800	27,300
Peoples Bancorp, Inc.	1,197	12,856
People’s United Financial, Inc.	37,400	599,522
#*PHH Corp.	8,304	134,193
*PICO Holdings, Inc.	1,800	61,092
*Pinnacle Financial Partners, Inc.	2,100	26,670
*Piper Jaffray Cos., Inc.	1,004	46,576
Platinum Underwriters Holdings, Ltd.	5,687	203,424
*PMA Capital Corp.	4,497	21,496
#*PMI Group, Inc. (The)	6,810	16,480
PNC Financial Services Group, Inc.	46,218	2,261,909
*Popular, Inc.	11,400	24,624
#*Portfolio Recovery Associates, Inc.	2,000	92,280
*Preferred Bank	1,269	3,211
Presidential Life Corp.	3,200	29,856
Principal Financial Group, Inc.	31,700	793,768
PrivateBancorp, Inc.	2,700	24,651
*ProAssurance Corp.	3,800	191,064
*Progressive Corp.	69,836	1,117,376

1066

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Prosperity Bancshares, Inc.	4,800	$171,792
Protective Life Corp.	6,000	115,500
Provident Financial Holdings, Inc.	100	700
Provident Financial Services, Inc.	5,262	56,566
Provident New York Bancorp	4,135	35,272
Prudential Financial, Inc.	45,790	2,071,082
QC Holdings, Inc.	2,796	14,539
#Radian Group, Inc.	8,700	50,373
#Raymond James Financial, Inc.	10,975	259,120
Regions Financial Corp.	91,312	441,950
Reinsurance Group of America, Inc.	8,390	386,779
RenaissanceRe Holdings, Ltd.	6,600	346,500
Renasant Corp.	2,222	32,530
Republic Bancorp, Inc. Class A	105	1,931
*Republic First Bancorp, Inc.	1,100	4,840
Resource America, Inc.	2,228	8,600
*RiskMetrics Group, Inc.	6,100	89,609
*Riverview Bancorp, Inc.	1,705	5,473
RLI Corp.	3,030	151,500
Rockville Financial, Inc.	2,463	25,492
Roma Financial Corp.	4,086	50,626
Rome Bancorp, Inc.	497	4,162
S&T Bancorp, Inc.	2,951	46,478
S.Y. Bancorp, Inc.	2,030	45,370
Safety Insurance Group, Inc.	2,200	73,634
Sanders Morris Harris Group, Inc.	3,300	19,173
Sandy Spring Bancorp, Inc.	1,969	22,762
SCBT Financial Corp.	933	24,137
*Seabright Insurance Holdings	2,360	26,385
Seacoast Banking Corp. of Florida	1,900	2,831
SEI Investments Co.	18,378	321,064
Selective Insurance Group, Inc.	5,100	78,132
SI Financial Group, Inc.	1,500	6,525
*Signature Bank	3,760	118,666
Simmons First National Corp. Class A	1,872	54,775
*SLM Corp.	35,168	341,130
Smithtown Bancorp, Inc.	1,563	16,177
Somerset Hills Bancorp	945	7,475
*Southern Community Financial Corp.	900	2,097
Southside Bancshares, Inc.	1,793	37,276
Southwest Bancorp, Inc.	1,600	15,744
*Specialty Underwriters’ Alliance, Inc.	792	5,401
#*St. Joe Co. (The)	9,102	217,902
*StanCorp Financial Group, Inc.	4,400	161,524
State Auto Financial Corp.	4,848	78,828
State Bancorp, Inc.	2,047	15,639
State Street Corp.	47,540	1,995,729
StellarOne Corp.	2,851	30,249
Sterling Bancorp	1,499	10,088
Sterling Bancshares, Inc.	8,000	44,560
#*Sterling Financial Corp.	3,920	3,136
*Stewart Information Services Corp.	900	8,046
*Stifel Financial Corp.	3,621	188,147
Student Loan Corp.	2,000	84,100
Suffolk Bancorp	900	25,164
*Sun Bancorp, Inc.	2,137	8,676
#SunTrust Banks, Inc.	48,201	921,121
Susquehanna Bancshares, Inc.	6,230	34,327
#*SVB Financial Group	3,491	144,004
SWS Group, Inc.	1,770	23,683
*Synovus Financial Corp.	12,100	26,862

1067

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
T. Rowe Price Group, Inc.	26,125	$1,273,071
#*Taylor Capital Group, Inc.	730	4,161
TCF Financial Corp.	12,396	146,645
#*TD Ameritrade Holding Corp.	57,659	1,112,819
*Tejon Ranch Co.	1,300	33,878
*Tennessee Commerce Bancorp, Inc.	700	3,717
•#Teton Advisors, Inc.	5	—
*Texas Capital Bancshares, Inc.	4,203	61,238
TFS Financial Corp.	33,220	387,345
*Thomas Weisel Partners Group, Inc.	3,004	13,608
*TIB Financial Corp.	954	1,011
*TierOne Corp.	400	796
Tompkins Financial Corp.	1,449	62,843
#Torchmark Corp.	8,400	341,040
Tower Group, Inc.	4,700	115,526
#TowneBank	1,400	16,156
*TradeStation Group, Inc.	5,240	40,453
Transatlantic Holdings, Inc.	5,779	291,840
Travelers Cos., Inc. (The)	61,140	3,044,161
*Tree.com, Inc.	721	5,631
TriCo Bancshares	1,628	23,801
TrustCo Bank Corp.	6,000	35,700
Trustmark Corp.	7,848	148,720
U.S. Bancorp	153,715	3,569,262
#UMB Financial Corp.	4,200	167,034
Umpqua Holdings Corp.	6,773	67,120
Union Bankshares Corp.	2,179	26,845
*United America Indemnity, Ltd.	1,553	10,887
United Bankshares, Inc.	3,800	67,830
*United Community Banks, Inc.	4,124	16,743
*United Community Financial Corp.	1,363	2,044
United Financial Bancorp, Inc.	2,642	33,950
United Fire & Casualty Co.	2,765	48,332
*United Security Bancshares	1,896	4,740
Unitrin, Inc.	3,100	60,760
Universal Insurance Holdings, Inc.	3,536	18,776
Univest Corp. of Pennsylvania	1,893	36,402
Unum Group	35,400	706,230
*Validus Holdings, Ltd.	13,955	353,061
#Valley National Bancorp	11,811	156,850
ViewPoint Financial Group	2,523	33,808
#*Virginia Commerce Bancorp, Inc.	2,610	10,492
*Virtus Investment Partners, Inc.	205	3,005
W. R. Berkley Corp.	17,930	443,230
Waddell & Reed Financial, Inc.	9,300	260,958
Washington Banking Co.	959	9,034
Washington Federal, Inc.	8,578	147,113
Washington Trust Bancorp, Inc.	1,700	25,534
*Waterstone Financial, Inc.	2,561	8,733
Webster Financial Corp.	3,300	37,323
Wells Fargo & Co.	461,728	12,706,755
WesBanco, Inc.	2,565	36,295
Wesco Financial Corp.	817	267,976
West Bancorporation	2,033	8,945
Westamerica Bancorporation	3,200	152,960
#*Western Alliance Bancorp	4,026	17,513
Westwood Holdings Group, Inc.	1,000	35,290
White Mountains Insurance Group, Ltd.	500	155,085
Whitney Holding Corp.	4,100	32,923
Wilmington Trust Corp.	3,700	44,585
Wilshire Bancorp, Inc.	4,528	31,877

1068

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Wintrust Financial Corp.	2,250	$63,472
#*World Acceptance Corp.	1,700	42,653
Yadkin Valley Financial Corp.	671	2,469
Zenith National Insurance Corp.	3,400	97,002
#Zions Bancorporation	7,500	106,200
*ZipRealty, Inc.	3,331	12,491

Total Financials		147,846,452

Health Care — (11.6%)
*A.D.A.M., Inc.	575	1,886
#*Abaxis, Inc.	2,563	58,488
Abbott Laboratories	159,127	8,047,052
#*ABIOMED, Inc.	2,981	26,978
#*Abraxis Bioscience, Inc.	100	3,122
*Accelrys, Inc.	3,112	16,898
*Accuray, Inc.	5,600	32,312
*Acorda Therapeutics, Inc.	3,200	69,536
*Adolor Corp.	778	1,128
Aetna, Inc.	37,600	978,728
*Affymax, Inc.	2,611	52,586
#*Affymetrix, Inc.	8,729	45,653
#*Air Methods Corp.	1,457	44,497
*Albany Molecular Research, Inc.	3,400	27,676
*Alexion Pharmaceuticals, Inc.	8,800	390,808
*Alexza Pharmaceuticals, Inc.	1,456	3,116
*Align Technology, Inc.	8,300	130,476
#*Alkermes, Inc.	8,370	66,709
Allergan, Inc.	30,570	1,719,562
*Alliance HealthCare Services, Inc.	5,000	27,200
*Allion Healthcare, Inc.	3,300	21,252
#*Allos Therapeutics, Inc.	10,300	58,195
#*Allscripts-Misys Healthcare Solutions, Inc.	16,100	313,950
*Almost Family, Inc.	812	24,644
*Alnylam Pharmaceuticals, Inc.	3,400	57,936
*Alphatec Holdings, Inc.	3,400	16,252
#*AMAG Pharmaceuticals, Inc.	2,000	75,560
#*Amedisys, Inc.	2,934	116,744
America Services Group, Inc.	1,200	15,744
*American Caresource Holding, Inc.	400	1,068
*American Dental Partners, Inc.	1,985	23,602
#*American Medical Systems Holdings, Inc.	9,000	138,780
*AMERIGROUP Corp.	6,100	134,505
AmerisourceBergen Corp.	32,420	718,103
*Amgen, Inc.	106,871	5,742,179
*AMICAS, Inc.	4,500	14,175
#*Amicus Therapeutics, Inc.	1,205	4,627
*AMN Healthcare Services, Inc.	6,328	52,649
#*Amsurg Corp.	3,550	74,798
*Amylin Pharmaceuticals, Inc.	11,780	130,051
*Anadys Pharmaceuticals, Inc.	3,300	6,435
Analogic Corp.	1,641	61,275
*AngioDynamics, Inc.	3,150	47,565
*Anika Therapeutics, Inc.	1,888	13,820
*Ardea Biosciences, Inc.	1,242	16,767
*Arena Pharmaceuticals, Inc.	9,661	34,103
*Arqule, Inc.	6,533	21,886
*Array BioPharma, Inc.	2,900	5,191
*Aspect Medical Systems, Inc.	1,900	22,762
*Assisted Living Concepts, Inc.	915	18,959
#*athenahealth, Inc.	2,400	90,264
*AtriCure, Inc.	1,383	5,643

1069

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*ATS Medical, Inc.	12,306	$33,103
*Auxilium Pharmaceuticals, Inc.	3,800	119,548
Bard (C.R.), Inc.	12,030	903,092
Baxter International, Inc.	60,765	3,284,956
Beckman Coulter, Inc.	6,500	418,145
Becton Dickinson & Co.	24,000	1,640,640
*BioClinica, Inc.	2,162	9,643
#*BioCryst Pharmaceuticals, Inc.	3,400	30,362
*Biodel, Inc.	3,100	12,958
*Biogen Idec, Inc.	30,375	1,279,699
#*BioMarin Pharmaceutical, Inc.	9,600	149,376
*BioMimetic Therapeutics, Inc.	2,915	34,019
*Bio-Rad Laboratories, Inc.	2,213	197,820
#*Bio-Reference Laboratories, Inc.	1,400	45,262
*BioSante Pharmaceuticals, Inc.	3,484	5,296
*BioScrip, Inc.	2,900	21,866
#*BioSphere Medical, Inc.	2,293	6,489
#*BMP Sunstone Corp.	3,063	11,149
*Boston Scientific Corp.	121,711	988,293
*Bovie Medical Corp.	2,540	20,345
Bristol-Myers Squibb Co.	204,650	4,461,370
*Brookdale Senior Living, Inc.	10,600	178,504
*Bruker BioSciences Corp.	14,990	162,492
#*BSD Medical Corp.	2,800	6,496
#*Cadence Pharmaceuticals, Inc.	4,900	44,247
*Cambrex Corp.	3,827	22,962
*Cantel Medical Corp.	2,444	39,251
*Capital Senior Living Corp.	3,849	20,361
*Caraco Pharmaceutical Laboratories, Ltd.	3,597	13,237
*Cardiac Science Corp.	3,085	10,798
Cardinal Health, Inc.	27,284	773,229
*Cardiovascular Systems, Inc.	200	978
*CareFusion Corp.	7,067	158,089
#*CAS Medical Systems, Inc.	1,900	3,078
*Catalyst Health Solutions, Inc.	3,800	119,206
*Celera Corp.	9,599	59,418
*Celgene Corp.	45,682	2,332,066
*Celldex Therapeutics, Inc.	2,100	9,156
*Celsion Corp.	1,300	4,043
*Centene Corp.	4,800	85,584
*Cephalon, Inc.	8,295	452,741
#*Cepheid, Inc.	4,900	65,023
#*Cerner Corp.	8,500	646,340
#*Charles River Laboratories International, Inc.	6,400	233,728
Chemed Corp.	2,300	104,236
Cigna Corp.	27,500	765,600
*Clinical Data, Inc.	2,347	37,036
*CombiMatrix Corp.	1,107	7,029
#*Community Health Systems, Inc.	8,800	275,264
Computer Programs & Systems, Inc.	1,556	65,725
*Conceptus, Inc.	3,600	63,144
*CONMED Corp.	2,235	47,360
*Continucare Corp.	6,300	16,506
#Cooper Cos., Inc.	4,865	136,269
*Corvel Corp.	1,400	39,900
#*Covance, Inc.	6,600	341,088
*Coventry Health Care, Inc.	15,263	302,665
*Cross Country Healthcare, Inc.	1,700	14,042
*CryoLife, Inc.	3,061	18,366
*Cubist Pharmaceuticals, Inc.	7,273	123,205
*Cutera, Inc.	1,850	16,668

1070

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Cyberonics, Inc.	2,300	$33,258
*Cynosure, Inc.	1,600	16,032
#*Cypress Bioscience, Inc.	3,390	20,815
*Cytokinetics, Inc.	3,764	12,007
*DaVita, Inc.	10,970	581,739
#*Dendreon Corp.	11,251	284,313
#DENTSPLY International, Inc.	14,600	481,216
*DepoMed, Inc.	3,900	12,129
#*Dexcom, Inc.	5,000	34,300
*Dialysis Corp. of America	2,100	14,490
*Dionex Corp.	1,950	132,366
*Durect Corp.	7,649	16,139
*Dyax Corp.	9,809	30,800
*Dynacq Healthcare, Inc.	300	966
*Eclipsys Corp.	5,300	99,375
#*Edwards Lifesciences Corp.	6,603	508,035
Eli Lilly & Co.	105,275	3,580,403
*Emergency Medical Services Corp. Class A	1,700	81,634
*Emergent BioSolutions, Inc.	3,179	45,841
*Emergent Group, Inc.	1,300	8,756
#*Emeritus Corp.	3,747	69,919
*Endo Pharmaceuticals Holdings, Inc.	13,481	301,974
•*Endo Pharmaceuticals Solutions	8,600	8,514
*Endologix, Inc.	4,500	21,420
Ensign Group, Inc.	3,000	44,340
#*Enzon Pharmaceuticals, Inc.	4,617	38,737
*eResearch Technology, Inc.	4,700	34,780
*ev3, Inc.	10,059	118,495
#*Exactech, Inc.	1,400	21,000
*Exelixis, Inc.	10,300	62,624
*Express Scripts, Inc.	27,254	2,178,140
*Facet Biotech Corp.	3,443	58,979
*Forest Laboratories, Inc.	29,798	824,511
*Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	8,253
#*Genomic Health, Inc.	2,998	55,673
*Genoptix, Inc.	1,900	66,101
*Gen-Probe, Inc.	4,794	200,006
*Gentiva Health Services, Inc.	3,177	76,248
*Genzyme Corp.	28,068	1,420,241
#*Geron Corp.	9,900	60,489
#*Gilead Sciences, Inc.	101,750	4,329,462
#*Greatbatch, Inc.	2,910	57,240
#*GTx, Inc.	2,703	24,273
*Haemonetics Corp.	3,002	154,603
*Halozyme Therapeutics, Inc.	7,600	46,056
*Hanger Orthopedic Group, Inc.	1,800	24,912
*Hansen Medical, Inc.	700	1,792
*Harvard Bioscience, Inc.	4,139	14,983
*Health Grades, Inc.	4,492	19,495
*Health Management Associates, Inc.	23,724	144,716
*Health Net, Inc.	8,693	129,613
#*HEALTHSOUTH Corp.	9,122	133,272
*HealthSpring, Inc.	4,800	68,784
*HealthStream, Inc.	2,809	10,787
*Healthways, Inc.	3,100	49,848
#*Hemispherx Biopharma, Inc.	4,500	6,525
#*Henry Schein, Inc.	9,900	523,017
Hill-Rom Holdings, Inc.	7,105	139,187
*Hi-Tech Pharmacal Co., Inc.	1,129	20,593
*HMS Holdings Corp.	2,900	124,497
*Hologic, Inc.	28,078	414,993

1071

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Home Diagnostics, Inc.	3,161	$19,756
*Hospira, Inc.	15,814	705,937
#*Human Genome Sciences, Inc.	16,300	304,647
#*Humana, Inc.	15,900	597,522
*ICU Medical, Inc.	1,750	61,250
*Idenix Pharmaceuticals, Inc.	6,900	15,318
*Idera Pharmaceuticals, Inc.	3,193	17,051
#*IDEXX Laboratories, Inc.	5,800	296,496
*Illumina, Inc.	11,746	377,047
*Immucor, Inc.	8,325	148,851
*ImmunoGen, Inc.	6,184	41,371
*Immunomedics, Inc.	6,470	23,033
IMS Health, Inc.	18,090	296,495
#*Incyte Corp.	10,564	62,222
*Infinity Pharmaceuticals, Inc.	3,056	17,052
*Inspire Pharmaceuticals, Inc.	7,300	32,631
*Insulet Corp.	5,800	64,380
*Integra LifeSciences Holdings Corp.	2,600	79,404
*IntegraMed America, Inc.	1,494	12,699
*InterMune, Inc.	4,162	50,277
#*Intuitive Surgical, Inc.	3,738	920,856
#Invacare Corp.	3,000	67,290
*InVentiv Health, Inc.	2,663	45,218
*Inverness Medical Innovations, Inc.	8,565	325,556
*IPC The Hospitalist Co.	2,600	78,780
*IRIS International, Inc.	2,045	20,736
#*Isis Pharmaceuticals, Inc.	10,843	137,381
*ISTA Pharmaceuticals, Inc.	2,153	7,880
Johnson & Johnson	292,484	17,271,180
#*Kendle International, Inc.	1,300	21,944
*Kensey Nash Corp.	1,443	34,502
*Kindred Healthcare, Inc.	4,200	61,740
#*Kinetic Concepts, Inc.	5,800	192,502
*King Pharmaceuticals, Inc.	27,935	282,982
*K-V Pharmaceutical Co.	300	1,140
#*Laboratory Corp. of America Holdings	10,900	750,901
Landauer, Inc.	1,220	63,184
*Lannet Co., Inc.	3,087	20,745
*LCA-Vision, Inc.	3,050	13,725
#*LHC Group, Inc.	2,363	65,951
*Life Technologies Corp.	18,827	888,070
#*LifePoint Hospitals, Inc.	6,445	182,587
*Ligand Pharmaceuticals, Inc. Class B	11,936	20,291
#*Lincare Holdings, Inc.	5,672	178,158
#*Luminex Corp.	4,334	63,796
*Magellan Health Services, Inc.	3,965	127,395
*MAKO Surgical Corp.	2,300	20,815
#*Mannkind Corp.	13,673	71,373
*Martek Biosciences Corp.	3,448	61,926
#*Masimo Corp.	5,290	140,555
#*Matrixx Initiatives, Inc.	1,300	5,850
*Maxygen, Inc.	3,953	22,058
McKesson Corp.	27,810	1,633,281
*MDRNA, Inc.	4,100	4,264
*MedAssets, Inc.	6,600	144,804
*MedCath Corp.	1,848	15,172
*Medco Health Solutions, Inc.	57,745	3,240,649
*Medical Action Industries, Inc.	2,396	26,212
*Medicines Co. (The)	1,500	10,785
*MediciNova, Inc.	740	4,592
Medicis Pharmaceutical Corp. Class A	4,326	91,581

1072

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Medivation, Inc.	3,240	$82,685
*Mednax, Inc.	4,400	228,448
*MEDTOX Scientific, Inc.	377	3,762
Medtronic, Inc.	110,304	3,937,853
#Merck & Co., Inc.	217,914	6,740,080
*Merge Healthcare, Inc.	5,633	20,166
Meridian Bioscience, Inc.	4,275	94,862
*Merit Medical Systems, Inc.	3,211	54,523
*Metabolix, Inc.	1,609	16,315
*Metropolitan Health Networks, Inc.	1,125	2,295
#*Mettler Toledo International, Inc.	3,245	316,388
*Micromet, Inc.	6,715	34,314
#*Millipore Corp.	6,917	463,508
#*Molecular Insight Pharmaceuticals, Inc.	3,450	16,560
*Molina Healthcare, Inc.	3,094	57,920
*Momenta Pharmaceuticals, Inc.	3,101	28,281
*MTS Medication Technologies, Inc.	320	1,755
*MWI Veterinary Supply, Inc.	1,200	42,480
#*Mylan, Inc.	29,350	476,644
*Myriad Genetics, Inc.	11,200	271,936
*Myriad Pharmaceuticals, Inc.	3,247	17,923
*Nabi Biopharmaceuticals	6,490	21,092
*Nanosphere, Inc.	300	2,004
#National Healthcare Corp.	1,784	64,170
National Research Corp.	200	4,614
*Natus Medical, Inc.	1,980	27,502
*Nektar Therapeutics.	8,118	65,918
*Neogen Corp.	1,950	61,815
*Neurocrine Biosciences, Inc.	2,000	4,440
#*NovaMed, Inc.	3,861	15,560
*NPS Pharmaceuticals, Inc.	5,995	19,004
#*NuVasive, Inc.	3,900	141,531
*NxStage Medical, Inc.	5,192	28,971
*Obagi Medical Products, Inc.	2,655	27,134
*Odyssey Healthcare, Inc.	4,400	61,336
Omnicare, Inc.	12,240	265,241
*Omnicell, Inc.	2,600	25,584
*Oncothyreon, Inc.	2,700	9,531
#*Onyx Pharmaceuticals, Inc.	5,800	154,280
*Optimer Pharmaceuticals, Inc.	3,500	40,460
*OraSure Technologies, Inc.	6,438	20,988
*Orexigen Therapeutics, Inc.	4,000	25,840
*Orthovita, Inc.	8,000	28,000
#*OSI Pharmaceuticals, Inc.	6,400	206,208
#*Osiris Therapeutics, Inc.	3,300	20,955
*Osteotech, Inc.	1,415	6,113
Owens & Minor, Inc.	5,000	204,450
*Pain Therapeutics, Inc.	5,300	26,871
*Palomar Medical Technologies, Inc.	1,396	14,183
*Par Pharmaceutical Cos., Inc.	4,600	96,462
*Parexel International Corp.	5,425	67,921
#*Patterson Cos., Inc.	12,000	306,360
*PDI, Inc.	1,874	9,407
#PDL BioPharma, Inc.	10,316	86,758
*Penwest Pharmaceuticals Co.	1,400	3,024
PerkinElmer, Inc.	12,800	238,208
#Perrigo Co.	9,276	344,974
Pfizer, Inc.	798,203	13,593,397
Pharmaceutical Products Development Service, Inc.	10,000	215,500
*Pharmasset, Inc.	3,200	60,096
*PharmAthene, Inc.	1,400	5,180

1073

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*PharMerica Corp.	2,600	$40,118
*Phase Forward, Inc.	3,793	49,726
*Poniard Pharmaceuticals, Inc.	3,109	20,364
*Pozen, Inc.	2,100	11,928
*Progenics Pharmaceuticals, Inc.	2,600	10,894
*Prospect Medical Holdings, Inc.	1,283	5,132
*Providence Service Corp.	2,200	27,412
#*PSS World Medical, Inc.	6,816	137,820
#*Psychiatric Solutions, Inc.	5,300	109,392
*QuadraMed Corp.	680	4,964
#Quality Systems, Inc.	3,699	225,713
Quest Diagnostics, Inc.	18,734	1,047,793
#*Quidel Corp.	3,900	55,770
*Quigley Corp.	1,100	2,310
*Regeneration Technologies, Inc.	5,098	19,984
*Regeneron Pharmaceuticals, Inc.	7,500	117,750
*RehabCare Group, Inc.	2,500	46,875
*Repligen Corp.	3,600	17,568
*Res-Care, Inc.	3,700	44,511
*ResMed, Inc.	7,200	354,312
#*Rigel Pharmaceuticals, Inc.	3,200	20,512
*Rochester Medical Corp.	1,592	16,095
*Rockwell Medical Technologies, Inc.	1,400	9,450
*Salix Pharmaceuticals, Ltd.	6,200	114,018
*Sangamo BioSciences, Inc.	2,700	14,364
#*Savient Pharmaceuticals, Inc.	4,100	51,660
Schering-Plough Corp.	208,323	5,874,709
*Seattle Genetics, Inc.	9,820	89,166
*SenoRx, Inc.	800	3,168
#*Sequenom, Inc.	6,679	18,434
#*Sirona Dental Systems, Inc.	5,800	156,078
*Skilled Healthcare Group, Inc.	2,400	19,296
*Somanetics Corp.	1,600	23,920
*SonoSite, Inc.	2,400	59,496
*Spectranetics Corp.	4,200	23,940
*Spectrum Pharmaceuticals, Inc.	2,250	9,338
*St. Jude Medical, Inc.	35,955	1,225,346
*Stereotaxis, Inc.	4,700	16,967
Steris Corp.	6,600	193,116
*Strategic Diagnostics, Inc.	3,091	5,224
Stryker Corp.	39,450	1,814,700
*Sucampo Pharmaceuticals, Inc.	900	3,933
*Sun Healthcare Group, Inc.	4,100	37,228
#*Sunrise Senior Living, Inc.	100	416
*SuperGen, Inc.	6,537	15,297
#*SurModics, Inc.	1,100	28,171
*Symmetry Medical, Inc.	3,300	26,400
*Synovis Life Technologies, Inc.	1,397	16,848
*Targacept, Inc.	2,777	52,069
Techne Corp.	4,233	264,605
Teleflex, Inc.	4,020	199,995
*Tenet Healthcare Corp.	43,900	224,768
#*Theravance, Inc.	6,800	94,996
*Thermo Fisher Scientific, Inc.	43,096	1,939,320
#*Thoratec Corp.	6,400	168,064
*Tomotherapy, Inc.	6,900	22,908
*TranS1, Inc.	2,100	8,337
*Transcend Services, Inc.	800	14,600
*Transcept Pharmaceuticals, Inc.	133	730
*Triple-S Management Corp.	2,900	48,430
*Trubion Pharmaceuticals, Inc.	100	436

1074

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*U.S. Physical Therapy, Inc.	902	$12,664
#*United Therapeutics Corp.	5,760	245,030
UnitedHealth Group, Inc.	117,355	3,045,362
*Universal American Corp.	8,200	82,000
Universal Health Services, Inc.	5,800	322,770
Utah Medical Products, Inc.	276	8,070
#*Valeant Pharmaceuticals International	7,965	234,171
*Vanda Pharmaceuticals, Inc.	2,400	24,480
#*Varian Medical Systems, Inc.	11,800	483,564
*Varian, Inc.	3,300	168,960
*Vascular Solutions, Inc.	2,700	20,844
#*VCA Antech, Inc.	8,100	192,942
#*Vertex Pharmaceuticals, Inc.	19,400	651,064
*Vical, Inc.	2,858	8,803
*Viropharma, Inc.	4,000	30,160
#*Virtual Radiologic Corp.	1,486	19,095
*Vital Images, Inc.	2,220	25,330
#*Vivus, Inc.	5,800	45,820
#*Volcano Corp.	6,070	87,104
#*Warner Chilcott P.L.C.	7,753	171,729
*Waters Corp.	9,400	539,842
*Watson Pharmaceuticals, Inc.	12,540	431,627
*WellCare Health Plans, Inc.	600	15,678
*WellPoint, Inc.	52,121	2,437,178
West Pharmaceutical Services, Inc.	3,695	145,842
#*Wright Medical Group, Inc.	3,195	51,919
*XenoPort, Inc.	1,700	28,407
Young Innovations, Inc.	1,000	23,650
*Zimmer Holdings, Inc.	22,280	1,171,260
*Zoll Medical Corp.	1,200	23,304
*Zymogenetics, Inc.	5,400	25,110

Total Health Care		145,558,451

Industrials — (9.9%)
*3D Systems Corp.	3,119	27,510
3M Co.	60,323	4,437,963
A.O. Smith Corp.	2,300	91,149
#AAON, Inc.	2,050	36,920
*AAR Corp.	4,715	92,461
ABM Industries, Inc.	6,078	114,145
*Acacia Technologies Group	3,410	25,916
*ACCO Brands Corp.	5,418	32,833
Aceto Corp.	1,500	8,310
Actuant Corp.	4,600	71,806
Acuity Brands, Inc.	3,882	122,904
Administaff, Inc.	3,000	74,460
*Advisory Board Co. (The)	2,600	64,064
#*Aecom Technology Corp.	10,600	267,544
*AeroVironment, Inc.	1,600	42,656
*AGCO Corp.	8,600	241,746
Aircastle, Ltd.	11,300	89,496
#*AirTran Holdings, Inc.	11,106	46,978
Alamo Group, Inc.	789	10,809
*Alaska Air Group, Inc.	2,416	62,140
Albany International Corp.	2,000	33,320
Alexander & Baldwin, Inc.	3,730	107,536
#*Allegiant Travel Co.	2,700	101,817
#*Alliant Techsystems, Inc.	3,650	283,897
*Allied Defense Group, Inc.	700	4,410
*Amerco, Inc.	2,700	114,129
#*American Commercial Lines, Inc.	1,000	21,450

1075

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
American Ecology Corp.	2,200	$36,564
American Railcar Industries, Inc.	2,374	23,740
*American Reprographics Co.	5,000	30,000
American Science & Engineering, Inc.	1,100	72,732
*American Superconductor Corp.	5,154	172,762
American Woodmark Corp.	1,214	23,879
Ameron International Corp.	1,000	58,980
Ametek, Inc.	10,500	366,345
Ampco-Pittsburgh Corp.	1,064	28,622
*AMR Corp.	15,600	84,084
*APAC Customer Services, Inc.	6,100	39,345
Apogee Enterprises, Inc.	3,000	39,720
Applied Industrial Technologies, Inc.	4,975	100,644
Applied Signal Technologies, Inc.	1,500	30,735
*Argan, Inc.	1,600	19,760
*Argon ST, Inc.	2,139	39,785
Arkansas Best Corp.	3,000	77,460
#*Armstrong World Industries, Inc.	6,000	223,500
#*Astec Industries, Inc.	2,360	54,280
*AT Cross Co.	845	3,169
*ATC Technology Corp.	2,100	43,890
*Atlas Air Worldwide Holdings, Inc.	2,341	61,545
Avery Dennison Corp.	9,001	320,886
#*Avis Budget Group, Inc..	1,900	15,960
#*AZZ, Inc.	1,630	55,844
B.F. Goodrich Co.	13,100	711,985
#Badger Meter, Inc.	1,600	59,632
*Baker (Michael) Corp.	1,199	42,804
#Baldor Electric Co.	5,200	134,420
Barnes Group, Inc.	5,809	92,073
Barrett Business Services, Inc.	1,861	21,588
#*BE Aerospace, Inc.	9,300	164,889
#*Beacon Roofing Supply, Inc.	5,790	83,144
Belden, Inc.	4,700	107,865
#*Blount International, Inc.	5,248	47,442
#*BlueLinx Holdings, Inc.	3,154	9,241
Boeing Co.	72,650	3,472,670
*Bowne & Co., Inc.	2,923	19,087
Brady Co. Class A	6,190	167,625
Briggs & Stratton Corp.	4,900	91,630
Brink’s Co. (The)	4,700	111,531
*BTU International, Inc.	600	3,048
Bucyrus International, Inc.	4,800	213,216
*Builders FirstSource, Inc.	357	1,389
Burlington Northern Santa Fe Corp.	35,170	2,649,004
#*C&D Technologies, Inc.	2,200	4,026
C.H. Robinson Worldwide, Inc.	16,900	931,359
Carlisle Cos., Inc.	6,900	214,176
Cascade Corp.	1,095	27,200
*Casella Waste Systems, Inc.	925	2,581
Caterpillar, Inc.	61,609	3,392,192
#*CBIZ, Inc.	8,700	61,248
CDI Corp.	2,400	29,232
*Celadon Group, Inc.	3,569	34,833
#*Cenveo, Inc.	4,900	34,692
*Ceradyne, Inc.	3,475	56,017
*Chart Industries, Inc.	3,900	77,103
*Chase Corp.	1,500	18,000
Cintas Corp.	13,630	377,415
CIRCOR International, Inc.	1,580	43,055
CLAROC, Inc.	5,878	172,990

1076

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Clean Harbors, Inc.	2,500	$141,125
*Columbus McKinnon Corp.	2,000	33,100
Comfort Systems USA, Inc.	5,229	56,996
*Command Security Corp.	1,831	3,937
*COMSYS IT Partners, Inc.	1,740	11,919
*Consolidated Graphics, Inc.	700	14,042
#*Continental Airlines, Inc.	12,598	144,877
Con-way, Inc.	4,223	139,317
Cooper Industries P.L.C.	16,181	626,043
*Copart, Inc.	10,287	330,933
*Cornell Cos., Inc.	1,700	38,828
Corporate Executive Board Co.	2,488	59,737
#*Corrections Corp. of America	11,900	284,886
#*CoStar Group, Inc.	2,156	83,696
Courier Corp.	1,460	21,652
#*Covanta Holding Corp.	18,435	316,713
*Covenant Transportation Group, Inc.	100	504
*CPI Aerostructures, Inc.	541	3,700
*CRA International, Inc.	1,100	27,225
#Crane Co.	5,100	142,035
CSX Corp.	46,100	1,944,498
Cubic Corp.	3,035	105,345
Cummins, Inc.	20,900	899,954
Curtiss-Wright Corp.	4,800	143,136
Danaher Corp.	33,360	2,276,153
Deere & Co.	43,291	1,971,905
*Delta Air Lines, Inc.	65,262	465,971
Deluxe Corp.	5,100	72,573
Diamond Management & Technology Consultants, Inc.	2,700	15,984
#*Dollar Thrifty Automotive Group, Inc.	1,800	33,318
#Donaldson Co., Inc.	7,600	271,092
Dover Corp.	19,380	730,238
Ducommun, Inc.	1,500	25,530
#Dun & Bradstreet Corp. (The)	6,100	467,016
*DXP Enterprises, Inc.	1,614	18,529
*Dycom Industries, Inc.	3,734	36,892
*Dynamex, Inc.	890	16,492
Dynamic Materials Corp.	900	17,352
*DynCorp International, Inc. Class A	6,480	110,160
Eastern Co.	600	9,582
Eaton Corp.	16,720	1,010,724
*EMCOR Group, Inc.	6,800	160,616
Emerson Electric Co.	76,140	2,874,285
#Encore Wire Corp.	2,625	54,469
#*Ener1, Inc.	12,646	63,104
#*Energy Conversion Devices, Inc.	3,300	35,541
EnergySolutions, Inc.	10,900	90,906
*EnerNOC, Inc.	1,700	48,841
*EnerSys, Inc.	5,700	125,970
Ennis, Inc.	3,000	45,450
#*EnPro Industries, Inc.	1,500	33,870
Equifax, Inc.	13,079	358,103
#*ESCO Technologies, Inc.	3,386	133,002
*Esterline Technologies Corp.	4,660	196,233
#*Evergreen Solar, Inc.	7,622	11,052
#Expeditors International of Washington, Inc.	20,936	674,558
*Exponent, Inc.	1,900	49,419
#Fastenal Co.	14,900	514,050
Federal Signal Corp.	5,637	34,611
FedEx Corp.	31,043	2,256,516
*First Advantage Corp.	700	12,320

1077

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*First Solar, Inc.	7,350	$896,186
*Flanders Corp.	3,983	20,074
Flowserve Corp.	5,800	569,618
Fluor Corp.	19,136	850,021
Forward Air Corp.	3,046	65,002
Franklin Electric Co., Inc.	2,922	79,712
#Freightcar America, Inc.	1,200	28,296
*FTI Consulting, Inc.	5,469	223,190
*Fuel Tech, Inc.	1,700	19,669
#*FuelCell Energy, Inc.	5,374	17,895
*Furmanite Corp.	2,500	8,950
G & K Services, Inc. Class A	1,900	42,085
*Gardner Denver Machinery, Inc.	6,000	215,460
GATX Corp.	4,600	125,028
#*Genco Shipping & Trading, Ltd.	2,800	55,692
*Gencor Industries, Inc.	400	3,000
*GenCorp, Inc.	8,470	63,017
*General Cable Corp.	4,500	140,130
General Dynamics Corp.	40,759	2,555,589
General Electric Co.	1,043,623	14,882,064
#*Genesee & Wyoming, Inc.	3,920	113,719
*GEO Group, Inc. (The)	5,545	117,277
#*GeoEye, Inc.	1,926	48,863
*Gibraltar Industries, Inc.	3,140	33,975
Gorman-Rupp Co. (The)	1,563	38,590
*GP Strategies Corp.	1,842	12,968
Graco, Inc.	4,525	124,618
*Graftech International, Ltd.	11,300	152,550
Graham Corp.	1,800	25,506
Granite Construction, Inc.	4,300	122,808
Great Lakes Dredge & Dock Corp.	6,976	42,763
*Greenbrier Cos., Inc.	1,200	10,656
*Griffon Corp.	5,806	50,919
*H&E Equipment Services, Inc.	3,900	41,340
Hardinge, Inc.	700	3,675
Harsco Corp.	6,888	216,903
*Hawaiian Holdings, Inc.	6,792	48,155
Healthcare Services Group, Inc.	5,270	104,082
#Heartland Express, Inc.	10,719	145,778
HEICO Corp.	1,300	49,439
HEICO Corp. Class A	1,925	59,406
Heidrick & Struggles International, Inc.	1,861	50,917
Herman Miller, Inc.	5,553	85,794
*Hertz Global Holdings, Inc.	38,000	353,780
#*Hexcel Corp.	8,270	90,970
*Hill International, Inc.	4,200	28,224
Hi-Shear Technology Corp.	1,200	23,052
HNI Corp.	3,473	91,409
#*Hoku Scientific, Inc.	1,382	3,040
Honeywell International, Inc.	76,530	2,746,662
Horizon Lines, Inc.	2,800	14,700
Houston Wire & Cable Co.	2,097	25,353
*Hub Group, Inc. Class A	3,214	79,900
Hubbell, Inc. Class B	5,742	244,207
*Hurco Cos., Inc.	883	14,040
*Huron Consulting Group, Inc.	1,650	38,280
*ICF International, Inc.	1,750	50,138
*ICT Group, Inc.	3,200	50,720
IDEX Corp.	8,975	255,159
#*IHS, Inc.	6,800	351,968
*II-VI, Inc.	3,748	99,210

1078

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Illinois Tool Works, Inc.	50,598	$2,323,460
Ingersoll-Rand P.L.C.	23,720	749,315
*InnerWorkings, Inc.	5,800	29,870
*Innovative Solutions & Support, Inc.	3,312	15,103
*Insituform Technologies, Inc. Class A	4,000	84,800
Insteel Industries, Inc.	2,000	22,240
#*Integrated Electrical Services, Inc.	1,807	11,890
Interface, Inc. Class A	5,100	39,576
*Interline Brands, Inc.	4,639	67,729
International Shipholding Corp.	933	30,929
*Intersections, Inc.	2,400	13,680
#*Iron Mountain, Inc.	24,378	595,555
ITT Industries, Inc.	18,000	912,600
#J.B. Hunt Transport Services, Inc.	12,500	375,750
#*Jacobs Engineering Group, Inc.	12,800	541,312
#*JetBlue Airways Corp.	26,500	131,440
John Bean Technologies Corp.	3,100	50,902
#Joy Global, Inc.	10,025	505,360
*Kadant, Inc.	900	11,601
Kaman Corp. Class A	1,816	37,519
#*Kansas City Southern	9,500	230,185
Kaydon Corp.	3,790	132,612
KBR, Inc.	17,390	355,973
*Kelly Services, Inc. Class A	2,711	30,038
Kennametal, Inc.	7,000	164,920
*Key Technology, Inc.	844	9,157
*Kforce, Inc.	4,567	53,571
Kimball International, Inc. Class B	2,500	18,750
#*Kirby Corp.	5,750	194,350
Knight Transportation, Inc.	10,118	162,293
Knoll, Inc.	3,400	33,320
*Korn/Ferry International	5,170	82,513
*K-Tron International, Inc.	315	29,941
L-3 Communications Holdings, Inc.	12,119	876,083
*LaBarge, Inc.	1,598	17,738
*Ladish Co., Inc.	2,000	25,920
Landstar System, Inc.	5,510	194,172
*Layne Christensen Co.	1,700	44,030
*LECG Corp.	2,849	9,829
#Lennox International, Inc.	5,883	198,081
Lincoln Electric Holdings, Inc.	4,597	218,082
Lindsay Corp.	1,000	32,830
*LMI Aerospace, Inc.	2,000	21,540
Lockheed Martin Corp.	39,000	2,682,810
LSI Industries, Inc.	2,400	16,776
*Lydall, Inc.	600	3,000
*M&F Worldwide Corp.	2,000	42,560
#Manitowoc Co., Inc. (The)	9,600	87,744
#Manpower, Inc.	10,127	480,121
*Marten Transport, Ltd.	3,337	58,531
Masco Corp.	33,368	392,074
*Mastec, Inc.	8,158	96,264
*McDermott International, Inc.	19,520	433,930
McGrath Rentcorp	2,686	53,048
*Metalico, Inc.	4,600	18,584
Met-Pro Corp.	1,935	17,802
*MFRI, Inc.	1,091	7,332
#*Microvision, Inc.	6,200	23,002
*Middleby Corp.	2,000	90,620
*Miller Industries, Inc.	1,376	13,829
Mine Safety Appliances Co.	3,895	99,284

1079

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Mobile Mini, Inc.	4,138	$60,001
#*Monster Worldwide, Inc.	12,900	187,308
*Moog, Inc.	3,995	99,755
*MPS Group, Inc.	10,600	143,312
MSC Industrial Direct Co., Inc. Class A	4,600	198,030
Mueller Industries, Inc.	4,400	104,104
Mueller Water Products, Inc.	9,010	40,365
Multi-Color Corp.	1,486	19,719
NACCO Industries, Inc. Class A	533	31,767
National Technical Systems, Inc.	1,200	6,816
*Navigant Consulting, Inc.	4,323	61,560
*Navistar International Corp.	7,060	233,968
Nordson Corp.	3,485	183,903
Norfolk Southern Corp.	38,700	1,804,194
*North American Galvanizing & Coating, Inc.	2,666	13,383
Northrop Grumman Corp.	32,928	1,650,681
*Northwest Pipe Co.	1,100	33,110
#*Ocean Power Technologies, Inc.	300	1,818
*Old Dominion Freight Line, Inc.	4,050	105,260
*Omega Flex, Inc.	1,444	22,454
*On Assignment, Inc.	4,296	25,948
*Orbital Sciences Corp.	6,400	82,432
*Orion Marine Group, Inc.	1,900	36,176
*Oshkosh Truck Corp. Class B	8,600	268,836
Otter Tail Corp.	2,201	51,195
*Owens Corning, Inc.	11,159	246,725
*P.A.M. Transportation Services, Inc.	492	3,818
Paccar, Inc.	37,314	1,395,917
Pall Corp.	12,600	399,924
Parker Hannifin Corp.	18,340	971,286
*Park-Ohio Holdings Corp.	1,300	8,086
Pentair, Inc.	10,700	311,370
*Pike Electric Corp.	3,998	50,175
Pitney Bowes, Inc.	16,238	397,831
*PMFG, Inc.	400	5,788
*Polypore International, Inc.	5,100	55,896
Portec Rail Products, Inc.	1,021	8,893
*Powell Industries, Inc.	1,300	47,814
*PowerSecure International, Inc.	1,800	14,976
Precision Castparts Corp.	14,308	1,364,697
*PRG-Schultz International, Inc.	2,100	10,878
*Protection One, Inc.	3,076	16,549
#*Quanta Services, Inc.	19,413	411,556
#*Quixote Corp.	1,000	2,060
R. R. Donnelley & Sons Co.	15,280	306,822
Raven Industries, Inc.	1,804	44,559
Raytheon Co.	40,475	1,832,708
*RBC Bearings, Inc.	1,040	22,370
#Regal-Beloit Corp.	3,564	167,080
*Republic Airways Holdings, Inc.	1,900	15,219
Republic Services, Inc.	38,124	987,793
*Resources Connection, Inc.	3,900	67,353
Robbins & Myers, Inc.	3,100	71,920
Robert Half International, Inc.	15,855	367,836
Rockwell Automation, Inc.	15,350	628,582
Rockwell Collins, Inc.	15,100	760,738
Rollins, Inc.	12,880	232,870
Roper Industries, Inc.	10,400	525,720
*RSC Holdings, Inc.	12,300	82,902
*Rush Enterprises, Inc. Class A	3,300	36,036
Ryder System, Inc.	4,950	200,722

1080

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Saia, Inc.	1,550	$22,723
Schawk, Inc.	2,653	26,052
#*School Specialty, Inc.	1,749	38,915
*Shaw Group, Inc.	8,600	220,676
*SIFCO Industries, Inc.	100	1,335
Simpson Manufacturing Co., Inc.	4,779	111,781
SkyWest, Inc.	4,800	67,056
*SL Industries, Inc.	856	7,019
Southwest Airlines Co.	49,413	415,069
*Sparton Corp.	400	1,660
*Spire Corp.	1,300	6,097
#*Spirit AeroSystems Holdings, Inc. Class A	10,200	162,384
#SPX Corp.	5,600	295,568
*Standard Parking Corp.	2,200	38,720
Standex International Corp.	1,920	33,754
#*Stanley, Inc.	4,300	121,475
Steelcase, Inc. Class A	4,600	26,542
#*Stericycle, Inc.	9,700	507,989
*Sterling Construction Co., Inc.	1,200	19,356
Sun Hydraulics, Inc.	1,690	32,211
*SunPower Corp. Class A	600	14,886
#*SunPower Corp. Class B	2,984	64,633
Superior Uniform Group, Inc.	162	1,426
*Sykes Enterprises, Inc.	4,500	106,830
*Taser International, Inc.	5,800	23,722
*Team, Inc.	1,100	17,853
*Tecumseh Products Co. Class A	900	9,405
*Teledyne Technologies, Inc.	3,500	119,560
Tennant Co.	2,300	61,318
#*Terex Corp.	9,500	192,090
#*Tetra Tech, Inc.	5,900	151,807
#Textainer Group Holdings, Ltd.	3,800	57,228
*Thomas & Betts Corp.	5,500	188,155
Timken Co.	10,020	220,741
Titan International, Inc.	3,675	30,870
*Titan Machinery, Inc.	2,100	22,533
Todd Shipyards Corp.	700	11,676
Toro Co.	3,240	119,945
*Trailer Bridge, Inc.	1,126	4,527
*TransDigm Group, Inc.	5,100	199,818
*TRC Cos., Inc.	3,000	9,510
Tredegar Industries, Inc.	3,454	47,078
*Trex Co., Inc.	1,800	28,638
*Trimas Corp.	4,700	21,150
Trinity Industries, Inc.	8,400	141,792
Triumph Group, Inc.	1,961	91,794
#*TrueBlue, Inc.	4,532	54,837
*Tutor Perini Corp.	5,554	98,028
Twin Disc, Inc.	1,800	16,902
Tyco International, Ltd.	32,324	1,084,470
*U.S. Home Systems, Inc.	1,400	3,304
*UAL Corp.	11,900	77,469
*Ultralife Corp.	2,100	7,686
#Union Pacific Corp.	52,522	2,896,063
United Parcel Service, Inc.	69,650	3,738,812
*United Rentals, Inc.	6,800	64,532
*United Stationers, Inc.	2,686	126,618
United Technologies Corp.	96,270	5,915,792
Universal Forest Products, Inc.	2,253	80,387
Universal Truckload Services, Inc.	2,099	34,508
*URS Corp.	10,740	417,356

1081

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*US Airways Group, Inc.	11,183	$34,220
*USA Truck, Inc.	1,545	17,350
#*USG Corp.	9,900	130,086
#UTI Worldwide, Inc.	8,800	109,736
#Valmont Industries, Inc.	2,600	187,902
*Versar, Inc.	1,500	5,760
Viad Corp.	1,350	23,625
*Vicor Corp.	4,135	28,201
Virco Manufacturing Corp.	1,718	4,776
*Volt Information Sciences, Inc.	2,100	17,031
VSE Corp.	800	35,032
W.W. Grainger, Inc.	7,800	731,094
Wabtec Corp.	4,860	178,654
*Waste Connections, Inc.	8,050	253,012
#Waste Management, Inc.	49,092	1,466,869
*Waste Services, Inc.	5,100	33,456
Watsco, Inc. Class A	2,900	148,538
Watson Wyatt Worldwide, Inc.	4,950	215,721
Watts Water Technologies, Inc.	3,070	86,728
*WCA Waste Corp.	2,800	11,228
Werner Enterprises, Inc.	9,092	170,475
*WESCO International, Inc.	4,462	114,049
*Willis Lease Finance Corp.	400	5,092
Woodward Governor Co.	6,000	141,060

Total Industrials		125,079,078

Information Technology — (17.6%)
*3Com Corp.	44,000	226,160
*3PAR, Inc.	6,700	63,047
*Accenture, Ltd.	57,800	2,143,224
*ACI Worldwide, Inc.	3,900	62,751
*Acme Packet, Inc.	6,500	63,635
*Actel Corp.	2,800	33,376
*ActivIdentity Corp.	6,106	13,861
*Activision Blizzard, Inc.	123,516	1,337,678
*Actuate Corp.	6,100	30,561
*Acxiom Corp.	11,819	135,682
*Adaptec, Inc.	10,595	33,798
*ADDvantage Technologies Group, Inc.	400	940
#*Adobe Systems, Inc.	51,158	1,685,145
Adtran, Inc.	7,300	168,192
*Advanced Analogic Technologies, Inc.	5,128	16,153
#*Advanced Energy Industries, Inc.	5,498	67,131
#*Advanced Micro Devices, Inc.	51,448	236,661
#*Advent Software, Inc.	3,600	137,592
*Affiliated Computer Services, Inc. Class A	9,882	514,753
*Agilent Technologies, Inc.	36,500	903,010
Agilysys, Inc.	2,000	9,420
*Airvana, Inc.	8,600	52,546
#*Akamai Technologies, Inc.	18,300	402,600
*Alliance Data Systems Corp.	6,300	346,374
Altera Corp.	31,010	613,688
#*Amdocs, Ltd.	21,611	544,597
American Software, Inc. Class A	2,776	18,044
#*Amkor Technology, Inc.	13,000	71,630
Amphenol Corp.	17,400	698,088
*Anadigics, Inc.	8,617	27,661
Analog Devices, Inc.	30,600	784,278
*Anaren, Inc.	1,739	25,424
#*Anixter International, Inc.	3,900	163,215
*Ansys, Inc.	9,480	384,698

1082

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Apple, Inc.	88,060	$16,599,310
Applied Materials, Inc.	138,879	1,694,324
*Applied Micro Circuits Corp.	8,159	63,803
*ArcSight, Inc.	3,300	81,576
#*Ariba, Inc.	8,600	101,652
#*Arris Group, Inc.	17,900	183,654
*Arrow Electronics, Inc.	13,900	352,226
*Art Technology Group, Inc.	9,440	38,893
*Aruba Networks, Inc.	8,900	69,598
#*Atheros Communications, Inc.	6,451	158,824
*Atmel Corp.	49,043	182,440
#*ATMI, Inc.	3,922	59,418
*Autodesk, Inc.	21,900	545,967
Automatic Data Processing, Inc.	50,647	2,015,751
*Avid Technology, Inc.	3,971	50,154
*Avnet, Inc.	15,383	381,191
*Avocent Corp.	4,754	118,232
AVX Corp.	20,993	237,641
*Aware, Inc.	2,752	6,440
Bel Fuse, Inc. Class B	1,398	25,304
*Benchmark Electronics, Inc.	7,392	124,186
*BigBand Networks, Inc.	6,604	24,435
Black Box Corp.	2,047	54,266
Blackbaud, Inc.	3,996	88,671
*Blackboard, Inc.	2,900	102,863
*Blue Coat Systems, Inc.	3,000	66,840
*BMC Software, Inc.	19,695	731,866
*Bottomline Technologies, Inc.	2,019	29,639
*Brightpoint, Inc.	7,278	53,639
*Broadcom Corp.	43,250	1,150,882
Broadridge Financial Solutions, Inc.	14,230	296,126
*Brocade Communications Systems, Inc.	40,529	347,739
*Brooks Automation, Inc.	4,641	31,930
CA, Inc.	53,730	1,124,032
*Cabot Microelectronics Corp.	2,700	86,346
#*CACI International, Inc. Class A	3,035	144,527
*Cadence Design Systems, Inc.	17,700	108,147
*California Micro Devices Corp.	1,797	5,373
*Callidus Software, Inc.	3,480	10,614
*Cascade Microtech, Inc.	1,242	6,707
Cass Information Systems, Inc.	1,300	38,649
*Cavium Networks, Inc.	3,724	70,607
*CEVA, Inc.	2,500	25,325
*Checkpoint Systems, Inc.	4,385	59,504
*Chordiant Software, Inc.	4,958	17,254
*Ciber, Inc.	2,700	8,694
#*Ciena Corp.	9,843	115,458
*Cirrus Logic, Inc.	7,408	35,855
*Cisco Sytems, Inc.	596,400	13,627,740
#*Citrix Systems, Inc.	19,100	702,116
*Cogent, Inc.	10,960	105,764
Cognex Corp.	3,680	59,211
*Cognizant Technology Solutions Corp.	27,190	1,050,894
Cohu, Inc.	1,500	17,070
#*CommScope, Inc.	6,800	183,736
Communications Systems, Inc.	1,155	12,682
*CommVault Systems, Inc.	4,405	86,778
*Computer Sciences Corp.	16,200	821,502
#*Compuware Corp.	25,329	178,823
*comScore, Inc.	3,175	48,673
*Comtech Telecommunications Corp.	2,516	80,814

1083

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Comverge, Inc.	2,600	$29,666
*Concur Technologies, Inc.	5,550	197,802
*Constant Contact, Inc.	2,570	42,585
*Convergys Corp.	13,000	141,050
Corning, Inc.	153,724	2,245,908
*CPI International, Inc.	2,100	20,790
*Cray, Inc.	3,050	22,753
#*Cree, Inc.	9,450	397,845
*CSG Systems International, Inc.	3,600	58,824
CTS Corp.	800	7,168
*CyberOptics Corp.	1,199	7,230
#*CyberSource Corp.	7,888	129,205
#*Cymer, Inc.	3,800	130,112
*Cypress Semiconductor Corp.	16,538	139,415
Daktronics, Inc.	3,790	28,501
*Datalink Corp.	2,266	9,019
*DDi Corp.	2,858	11,575
*DealerTrack Holdings, Inc.	7,590	125,083
*Dell, Inc.	176,971	2,564,310
*Deltek, Inc.	5,000	35,750
*DemandTec, Inc.	2,562	22,520
*DG FastChannel, Inc.	2,800	58,716
*Dice Holdings, Inc.	3,600	21,636
Diebold, Inc.	5,900	178,416
*Digi International, Inc.	3,200	25,440
*Digimarc Corp.	922	12,908
*Digital River, Inc.	3,500	79,905
*Diodes, Inc.	3,050	49,959
*DivX, Inc.	3,993	19,206
*Dolby Laboratories, Inc.	5,760	241,574
*Double-Take Software, Inc.	1,500	13,905
*DSP Group, Inc.	3,285	18,987
*DST Systems, Inc.	5,200	216,892
*DTS, Inc.	2,000	56,500
*Dynamics Research Corp.	1,200	15,372
EarthLink, Inc.	11,100	89,910
*eBay, Inc.	111,640	2,486,223
#*Ebix, Inc.	1,607	98,991
*Echelon Corp.	4,566	62,326
*EchoStar Corp.	4,501	81,738
*Edgewater Technology, Inc.	1,000	2,850
Electro Rent Corp.	2,590	27,739
*Electro Scientific Industries, Inc.	1,924	21,049
*Electronic Arts, Inc.	30,203	550,903
*Electronics for Imaging, Inc.	5,985	69,785
*eLoyalty Corp.	1,000	7,800
*EMC Corp.	222,763	3,668,907
*EMS Technologies, Inc.	2,478	43,192
*Emulex Corp.	5,100	51,510
#*Epicor Software Corp.	9,000	69,480
#*EPIQ Systems, Inc.	5,558	70,086
*ePlus, Inc.	1,000	15,040
*Equinix, Inc.	4,030	343,840
*Euronet Worldwide, Inc.	5,430	128,420
*Exar Corp.	100	690
*ExlService Holdings, Inc.	2,510	34,161
*F5 Networks, Inc.	8,150	365,854
FactSet Research Systems, Inc.	4,950	317,048
Fair Isaac Corp.	5,166	105,025
*Fairchild Semiconductor Corp. Class A	12,759	95,437
*FalconStor Software, Inc.	5,118	17,043

1084

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Faro Technologies, Inc.	2,400	$37,104
#*FEI Co.	5,630	134,050
Fidelity National Information Services, Inc.	41,907	911,896
#*Fiserv, Inc.	16,500	756,855
#*FLIR Systems, Inc.	16,200	450,522
*FormFactor, Inc.	7,600	129,124
*Forrester Research, Inc.	2,750	69,658
*Frequency Electronics, Inc.	798	3,511
*Gartner Group, Inc.	8,800	163,856
*Gerber Scientific, Inc.	2,901	13,403
*Global Cash Access, Inc.	9,450	59,818
Global Payments, Inc.	8,401	413,581
*Globecomm Systems, Inc.	2,474	16,724
*Google, Inc.	22,737	12,189,760
*GSE Systems, Inc.	1,745	10,505
#*GSI Commerce, Inc.	6,646	126,075
*GSI Technology, Inc.	3,200	11,552
*GTSI Corp.	200	1,490
*Hackett Group, Inc.	5,500	17,160
*Harmonic, Inc.	13,000	68,250
Harris Corp.	12,440	518,997
*Harris Stratex Networks, Inc. Class A	6,079	38,298
Heartland Payment Systems, Inc.	1,856	22,810
*Hewitt Associates, Inc. Class A	10,036	356,479
Hewlett-Packard Co.	242,700	11,518,542
*Hittite Microwave Corp.	2,787	102,562
*I.D. Systems, Inc.	2,203	8,041
#*i2 Technologies, Inc.	2,400	37,776
*IAC/InterActiveCorp	17,700	335,238
*ICx Technologies, Inc.	2,581	13,034
*iGATE Corp.	5,402	47,700
*Imation Corp.	2,340	20,639
Imergent, Inc.	1,526	10,148
*Immersion Corp.	2,800	10,276
#*Infinera Corp.	10,000	74,300
*infoGROUP, Inc.	6,344	41,617
#*Informatica Corp.	9,800	208,054
*InfoSpace, Inc.	2,980	25,539
*Ingram Micro, Inc.	16,870	297,756
*Innodata Isogen, Inc.	4,054	26,270
*Insight Enterprises, Inc.	4,020	42,290
#*Integral Systems, Inc.	2,600	21,840
*Integrated Device Technology, Inc.	18,100	106,428
*Integrated Silicon Solution, Inc.	3,810	13,335
Intel Corp.	557,770	10,658,985
*Intellon Corp.	4,200	28,854
*Interactive Intelligence, Inc.	1,900	31,863
#*InterDigital, Inc.	4,300	88,408
*Intermec, Inc.	4,663	57,448
*Internap Network Services Corp.	4,500	14,400
International Business Machines Corp.	142,483	17,184,875
*International Rectifier Corp.	8,100	148,068
*Internet Brands, Inc.	5,000	37,200
*Internet Capital Group, Inc.	3,900	28,353
*Interphase Corp.	590	1,404
Intersil Corp.	10,040	126,002
*Intevac, Inc.	2,384	24,317
*IntriCon Corp.	800	2,700
*Intuit, Inc.	33,430	971,810
#*IPG Photonics Corp.	3,900	53,274
*Isilon Systems, Inc.	5,504	28,896

1085

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Iteris, Inc.	1,900	$2,698
#*Itron, Inc.	4,100	246,164
*Ixia	5,379	35,770
*IXYS Corp.	3,900	26,130
*j2 Global Communications, Inc.	5,183	105,992
Jabil Circuit, Inc.	21,112	282,479
Jack Henry & Associates, Inc.	8,590	198,171
*JDA Software Group, Inc.	4,349	86,284
*JDS Uniphase Corp.	18,500	103,415
#*Juniper Networks, Inc.	54,080	1,379,581
Keithley Instruments, Inc.	578	1,884
*Keynote Systems, Inc.	2,200	22,484
KLA-Tencor Corp.	20,080	652,801
*Knot, Inc. (The)	4,484	47,844
*Kopin Corp.	8,696	38,610
*Kulicke & Soffa Industries, Inc.	4,600	21,390
*KVH Industries, Inc.	2,000	21,000
*L-1 Identity Solutions, Inc.	8,600	50,826
#*Lam Research Corp.	13,100	441,732
*LaserCard Corp.	1,299	8,703
*Lattice Semiconductor Corp.	8,400	16,044
*Lawson Software, Inc.	17,502	110,438
Lender Processing Services, Inc.	10,111	402,418
#*Lexmark International, Inc.	6,234	158,967
*Limelight Networks, Inc.	11,900	41,531
Linear Technology Corp.	22,400	579,712
*Liquidity Services, Inc.	2,738	26,340
*Littlefuse, Inc.	1,700	46,852
*LoJack Corp.	2,400	10,128
#*LoopNet, Inc.	2,156	18,822
*Loral Space & Communications, Inc.	2,374	62,721
*LSI Corp.	64,644	330,977
#*Manhattan Associates, Inc.	2,194	50,352
*ManTech International Corp. Class A	2,440	107,018
Marchex, Inc. Class B	2,983	13,513
MasterCard, Inc. Class A	11,140	2,439,883
Maxim Integrated Products, Inc.	25,460	424,418
Maximus, Inc.	1,900	87,894
*Maxwell Technologies, Inc.	2,670	47,873
*McAfee, Inc.	17,728	742,449
*Measurement Specialties, Inc.	200	1,542
*MEMC Electronic Materials, Inc.	20,920	259,826
*Mentor Graphics Corp.	9,800	71,540
*Mercury Computer Systems, Inc.	2,500	26,750
Mesa Laboratories, Inc.	300	7,200
Methode Electronics, Inc.	4,169	30,225
Micrel, Inc.	9,400	70,218
Microchip Technology, Inc.	17,860	427,926
*Micron Technology, Inc.	66,874	454,074
*Micros Systems, Inc.	10,400	279,968
*Microsemi Corp.	5,100	67,881
Microsoft Corp.	844,660	23,422,422
*MicroStrategy, Inc.	700	61,089
*MIPS Technologies, Inc.	5,600	22,120
Mocon, Inc.	535	4,307
*ModusLink Global Solutions, Inc.	5,100	41,922
Molex, Inc. Class A	9,090	150,440
#*Monolithic Power Systems, Inc.	4,520	90,355
*Monotype Imaging Holdings, Inc.	4,300	32,336
*MoSys, Inc.	3,000	7,080
#Motorola, Inc.	181,950	1,559,312

1086

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Move, Inc.	13,425	$27,521
MTS Systems Corp.	1,900	50,350
*Multi-Fineline Electronix, Inc.	2,568	69,978
National Instruments Corp.	6,970	186,099
#National Semiconductor Corp.	22,300	288,562
*NCI, Inc.	1,200	32,292
*NCR Corp.	11,970	121,496
*NetApp, Inc.	32,060	867,223
*NETGEAR, Inc.	3,800	69,274
*NetLogic Microsystems, Inc.	2,400	91,224
*NetScout Systems, Inc.	4,708	57,861
*NetSuite, Inc.	5,000	69,850
*Network Equipment Technologies, Inc.	2,600	8,580
*NeuStar, Inc.	6,500	150,150
*Newport Corp.	2,670	19,865
*NIC, Inc.	5,368	47,024
*Novatel Wireless, Inc.	4,993	44,538
*Novell, Inc.	34,000	139,060
*Novellus Systems, Inc.	11,582	238,358
*Nu Horizons Electronics Corp.	1,300	5,057
#*Nuance Communications, Inc.	26,930	353,052
*NumereX Corp. Class A	700	3,339
*Nvidia Corp.	54,400	650,624
*Occam Networks, Inc.	571	1,702
*OmniVision Technologies, Inc.	5,200	63,752
#*ON Semiconductor Corp.	40,765	272,718
*Online Resources Corp.	4,610	24,202
*Onvia, Inc.	389	2,198
*Oplink Communications, Inc.	1,500	22,245
OPNET Technologies, Inc.	3,284	35,796
*Opnext, Inc.	4,784	11,769
*Optical Cable Corp.	1,500	4,530
Oracle Corp.	507,951	10,717,766
*OSI Systems, Inc.	2,528	49,625
*Palm, Inc.	16,525	191,855
*PAR Technology Corp.	1,750	9,538
*Parametric Technology Corp.	11,060	164,905
Park Electrochemical Corp.	2,544	57,189
#*ParkerVision, Inc.	3,300	9,141
Paychex, Inc.	35,850	1,018,498
*PC Connection, Inc.	1,900	11,172
*PC Mall, Inc.	2,400	17,016
*PC-Tel, Inc.	2,700	15,822
*PDF Solutions, Inc.	2,729	9,661
Pegasystems, Inc.	5,500	157,685
*Perficient, Inc.	2,900	23,606
*Performance Technologies, Inc.	1,357	3,813
*Pericom Semiconductor Corp.	2,935	27,618
*Perot Systems Corp.	14,020	419,759
*Pervasive Software, Inc.	2,700	13,230
*Phoenix Technologies, Ltd.	3,700	8,658
#*Photronics, Inc.	4,200	17,556
Plantronics, Inc.	3,799	91,594
*PLATO Learning, Inc.	1,763	7,792
*Plexus Corp.	4,363	110,384
*PLX Technology, Inc.	3,500	10,990
*PMC-Sierra, Inc.	21,900	186,588
#*Polycom, Inc.	8,600	184,642
Power Integrations, Inc.	2,500	78,000
*Presstek, Inc.	266	452
•*Price Communications Liquidation Trust	3,605	492

1087

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Progress Software Corp.	4,500	$103,950
*PROS Holdings, Inc.	1,999	17,971
QAD, Inc.	5,238	23,885
*QLogic Corp.	13,400	235,036
QUALCOMM, Inc.	165,920	6,870,747
Qualstar Corp.	900	1,719
*Quest Software, Inc.	8,528	143,015
*Radiant Systems, Inc.	3,908	38,455
*RadiSys Corp.	2,460	20,935
#*Rambus, Inc.	8,384	134,144
*RealNetworks, Inc.	12,200	43,554
#*Red Hat, Inc.	17,650	455,546
Renaissance Learning, Inc.	3,378	30,672
#*RF Micro Devices, Inc.	25,500	101,490
Richardson Electronics, Ltd.	2,200	12,430
*RightNow Technologies, Inc.	2,400	36,624
*Rimage Corp.	1,691	31,114
#*Riverbed Technology, Inc.	7,600	155,724
*Rofin-Sinar Technologies, Inc.	3,700	79,365
*Rogers Corp.	1,286	33,372
#*Rovi Corp.	10,313	284,123
#*Rubicon Technology, Inc.	1,800	27,216
*Rudolph Technologies, Inc.	2,537	16,085
*S1 Corp.	7,390	44,340
*Saba Software, Inc.	3,400	14,586
#*SAIC, Inc.	23,000	407,330
#*Salesforce.com, Inc.	11,850	672,488
*Sandisk Corp.	21,220	434,586
*Sapient Corp.	13,000	105,820
*SAVVIS, Inc.	5,160	76,316
*ScanSource, Inc.	2,584	65,608
*Scientific Learning Corp.	187	944
*SCM Microsystems, Inc.	1,092	2,752
*SeaChange International, Inc.	4,800	32,496
#*Seagate Technology LLC	43,680	609,336
*Semitool, Inc.	4,900	34,594
*Semtech Corp.	7,320	113,240
*ShoreTel, Inc.	4,940	32,456
#*Sigma Designs, Inc.	2,500	30,025
*Silicon Graphics International Corp.	2,152	12,826
*Silicon Image, Inc.	7,300	15,403
#*Silicon Laboratories, Inc.	5,820	243,858
*Silicon Storage Technology, Inc.	11,000	22,330
#*Skyworks Solutions, Inc.	18,521	193,174
*Smart Modular Technologies (WWH), Inc.	4,400	17,864
*Smith Micro Software, Inc.	3,600	32,688
Solera Holdings, Inc.	6,892	222,060
#*Sonic Solutions, Inc.	1,207	5,866
*SonicWALL, Inc.	7,100	56,374
*Sonus Networks, Inc.	200	384
*Sourcefire, Inc.	2,700	54,810
*Spark Networks, Inc.	3,300	8,943
*Spectrum Control, Inc.	2,000	16,900
*SRA International, Inc.	6,760	126,818
*SRS Labs, Inc.	2,843	18,451
*Standard Microsystems Corp.	2,342	45,107
*Starent Networks Corp.	6,523	220,086
*StarTek, Inc.	2,385	13,833
*STEC, Inc.	6,224	132,696
#*Stratasys, Inc.	2,463	38,866
#*SuccessFactors, Inc.	5,100	77,979

1088

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sun Microsystems, Inc.	24,701	$202,054
*Super Micro Computer, Inc.	1,591	12,823
*Supertex, Inc.	1,500	36,375
*Support.com, Inc.	4,350	10,440
*Switch & Data Facilities Co., Inc.	3,549	59,375
#*Sybase, Inc.	10,735	424,677
*Sycamore Networks, Inc.	39,887	113,678
*Symantec Corp.	83,515	1,468,194
*Symmetricom, Inc.	5,609	26,867
*Symyx Technologies, Inc.	4,500	26,415
#*Synaptics, Inc.	3,300	74,250
*Synchronoss Technologies, Inc.	3,200	36,512
*SYNNEX Corp.	4,888	125,768
*Synopsys, Inc.	15,829	348,238
Syntel, Inc.	5,200	186,316
#*Take-Two Interactive Software, Inc.	2,800	30,716
*Taleo Corp. Class A	2,973	64,633
*Tech Data Corp.	5,300	203,679
Technitrol, Inc.	4,200	32,718
*TechTarget, Inc.	2,981	18,780
*TechTeam Global, Inc.	1,479	11,581
*Techwell, Inc.	1,671	17,345
#*Tekelec	8,700	130,674
*TeleCommunication Systems, Inc.	4,200	37,548
*TeleTech Holdings, Inc.	6,000	107,340
*Tellabs, Inc.	46,263	278,503
*Teradata Corp.	17,185	479,118
#*Teradyne, Inc.	18,500	154,845
#*Terremark Worldwide, Inc.	9,400	60,066
Tessco Technologies, Inc.	876	14,848
*Tessera Technologies, Inc.	1,700	37,587
Texas Instruments, Inc.	136,530	3,201,628
#*THQ, Inc.	7,619	39,847
*TIBCO Software, Inc.	20,000	175,000
*Tier Technologies, Inc. Class B	2,100	17,178
*TiVo, Inc.	11,800	128,384
#*TNS, Inc.	2,000	56,520
*Tollgrade Communications, Inc.	1,200	7,140
Total System Services, Inc.	18,883	301,562
*Travelzoo, Inc.	1,041	14,387
#*Trimble Navigation, Ltd.	13,948	292,490
*Triquint Semiconductor, Inc.	17,700	95,403
*TTM Technologies, Inc.	4,100	41,697
#*Tyler Technologies, Inc.	4,700	89,394
#*Ultimate Software Group, Inc.	2,396	61,122
*Ultratech, Inc.	2,881	37,223
*Unica Corp.	2,600	18,096
United Online, Inc.	9,350	74,800
#*Universal Display Corp.	4,458	50,643
#*ValueClick, Inc.	8,200	80,688
*Varian Semiconductor Equipment Associates, Inc.	6,597	187,289
#*Veeco Instruments, Inc.	1,600	38,960
*VeriFone Holdings, Inc.	6,500	86,450
#*VeriSign, Inc.	18,532	422,715
*Viasat, Inc.	4,100	119,515
*Vicon Industries, Inc.	900	6,075
*Video Display Corp.	1,359	6,639
*Virage Logic Corp.	1,005	5,930
*Virtusa Corp.	3,400	30,532
Visa, Inc.	56,500	4,280,440
*Vishay Intertechnology, Inc.	17,193	107,112

1089

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*VistaPrint NV	3,400	$173,570
#*VMware, Inc. Class A	9,557	367,276
*Vocus, Inc.	1,300	23,530
*Volterra Semiconductor Corp.	1,900	26,315
Wayside Technology Group, Inc.	252	1,928
*Web.com Group, Inc.	2,905	20,451
#*WebMD Health Corp.	5,912	201,363
*Websense, Inc.	5,331	85,616
*Western Digital Corp.	23,200	781,376
Western Union Co.	69,627	1,265,123
*Wright Express Corp.	3,640	101,592
#Xerox Corp.	66,330	498,802
Xilinx, Inc.	28,930	629,228
*Yahoo!, Inc.	114,150	1,814,985
*Zebra Technologies Corp. Class A	5,280	132,000
*ZiLOG, Inc.	2,600	7,020
*Zoran Corp.	10,989	97,472
*Zygo Corp.	165	1,140

Total Information Technology		220,602,473

Materials — (3.6%)
A. Schulman, Inc.	3,300	57,321
A.M. Castle & Co.	1,388	15,643
*AEP Industries, Inc.	800	27,904
Air Products & Chemicals, Inc.	21,500	1,658,295
Airgas, Inc.	8,840	392,142
AK Steel Holding Corp.	10,900	172,983
Albemarle Corp.	10,000	315,800
Alcoa, Inc.	76,038	944,392
#Allegheny Technologies, Inc.	10,321	318,506
#AMCOL International Corp.	2,861	74,500
*American Pacific Corp.	300	2,124
American Vanguard Corp.	2,950	24,485
AptarGroup, Inc.	7,700	271,887
*Arabian American Development Co.	700	1,806
Arch Chemicals, Inc.	2,400	66,456
Ashland, Inc.	7,707	266,200
*Balchem Corp.	2,275	62,767
Ball Corp.	10,022	494,385
Bemis Co., Inc.	9,991	258,068
*Brush Engineered Materials, Inc.	2,740	50,553
*Buckeye Technologies, Inc.	3,300	29,568
*BWAY Holding Co.	4,700	83,519
Cabot Corp.	5,800	127,194
*Calgon Carbon Corp.	5,700	90,288
Carpenter Technology Corp.	4,775	100,418
Celanese Corp. Class A	13,500	370,575
CF Industries Holdings, Inc.	5,947	495,088
#Cliffs Natural Resources, Inc.	12,600	448,182
#*Coeur d’Alene Mines Corp.	6,300	126,504
Commercial Metals Co.	13,600	201,824
Compass Minerals International, Inc.	2,800	174,496
*Core Molding Technologies, Inc.	389	1,093
*Crown Holdings, Inc.	17,500	466,375
Cytec Industries, Inc.	5,200	172,484
Deltic Timber Corp.	1,300	55,250
Dow Chemical Co.	80,325	1,886,031
du Pont (E.I.) de Nemours & Co.	73,070	2,325,087
#Eagle Materials, Inc.	4,719	117,267
Eastman Chemical Co.	6,600	346,566
Ecolab, Inc.	24,425	1,073,723

1090

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
FMC Corp.	6,800	$347,480
Freeport-McMoRan Copper & Gold, Inc. Class B	39,280	2,881,581
Friedman Industries, Inc.	1,199	6,918
*General Moly, Inc.	6,400	14,080
Greif, Inc. Class A	2,500	133,800
H.B. Fuller Co.	4,800	91,728
Hawkins, Inc.	888	18,666
*Haynes International, Inc.	1,800	50,976
*Headwaters, Inc.	7,000	28,840
#*Hecla Mining Co.	24,200	99,462
*Horsehead Holding Corp.	3,700	35,261
Huntsman Corp.	19,800	157,410
*ICO, Inc.	1,200	4,608
Innophos Holdings, Inc.	2,500	48,375
*Innospec, Inc.	1,700	20,094
International Flavors & Fragrances, Inc.	8,730	332,526
International Paper Co.	32,200	718,382
Kaiser Aluminum Corp.	2,300	91,885
*KapStone Paper & Packaging Corp.	1,000	6,940
KMG Chemicals, Inc.	1,500	18,450
Koppers Holdings, Inc.	1,700	44,404
*Kronos Worldwide, Inc.	5,583	74,645
*Landec Corp.	3,992	26,108
#*Louisiana-Pacific Corp.	11,400	59,850
*LSB Industries, Inc.	1,900	23,560
Lubrizol Corp.	7,800	519,168
Martin Marietta Materials, Inc.	4,500	374,940
MeadWestavco Corp.	18,410	420,300
Minerals Technologies, Inc.	1,600	78,816
#*Mines Management, Inc.	1,170	2,761
Monsanto Co.	51,870	3,484,627
Mosaic Co. (The)	39,660	1,853,312
Myers Industries, Inc.	3,866	33,905
Nalco Holding Co.	11,333	239,693
NewMarket Corp.	1,989	185,972
Newmont Mining Corp.	49,160	2,136,494
NL Industries, Inc.	5,704	35,365
*Northern Technologies International Corp.	300	2,325
Nucor Corp.	32,580	1,298,313
Olin Corp.	8,155	124,527
Olympic Steel, Inc.	1,600	40,480
*OM Group, Inc.	3,200	86,464
*Omnova Solutions, Inc.	3,300	21,153
*Owens-Illinois, Inc.	17,800	567,464
P.H. Glatfelter Co.	5,000	52,850
#Packaging Corp. of America	9,400	171,832
*Pactiv Corp.	13,900	320,951
*Penford Corp.	1,928	11,375
*PolyOne Corp.	12,400	69,192
PPG Industries, Inc.	16,335	921,784
Praxair, Inc.	30,400	2,414,976
Quaker Chemical Corp.	900	18,540
*Ready Mix, Inc.	800	2,480
Reliance Steel & Aluminum Co.	7,700	280,896
Rock-Tenn Co. Class A	4,400	192,720
#*Rockwood Holdings, Inc.	7,780	154,666
Royal Gold, Inc.	4,600	203,182
RPM International, Inc.	14,000	246,680
*RTI International Metals, Inc.	2,100	43,491
#Schnitzer Steel Industries, Inc. Class A	2,724	117,786
Schweitzer-Maudoit International, Inc.	2,340	120,861

1091

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Scotts Miracle-Gro Co. Class A (The)	6,660	$270,529
Sealed Air Corp.	14,860	285,758
*Senomyx, Inc.	701	2,692
Sensient Technologies Corp.	6,202	156,849
#Sigma-Aldrich Corp.	12,100	628,353
Silgan Holdings, Inc.	3,800	204,250
#*Solitario Exploration & Royalty Corp.	400	760
*Solutia, Inc.	6,700	73,700
Sonoco Products Co.	11,272	301,526
Southern Copper Corp.	83,000	2,614,500
*Spartech Corp.	2,300	22,011
Steel Dynamics, Inc.	21,700	290,563
Stepan Co.	1,391	79,621
#*Stillwater Mining Co.	9,500	58,900
*Synalloy Corp.	1,037	9,374
Temple-Inland, Inc.	11,100	171,495
Terra Industries, Inc.	9,200	292,284
Texas Industries, Inc.	3,200	106,528
#*Titanium Metals Corp.	20,417	175,586
*U.S. Gold Corp.	8,900	24,030
*United States Lime & Minerals, Inc.	804	28,196
United States Steel Corp.	13,400	462,166
*Universal Stainless & Alloy Products, Inc.	300	4,527
Valhi, Inc.	9,895	92,914
Valspar Corp.	10,400	263,848
Vulcan Materials Co.	10,183	468,723
Walter Energy, Inc.	5,000	292,500
*Wausau Paper Corp.	5,223	45,806
Westlake Chemical Corp.	6,200	150,598
Weyerhaeuser Co.	19,641	713,754
Worthington Industries, Inc.	8,100	89,505
*WR Grace & Co.	7,500	164,175
Zep, Inc.	2,526	43,195
#*Zoltek Cos., Inc.	3,087	27,505

Total Materials		44,970,840

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	700	—
•*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.5%)
Alaska Communications Systems Group, Inc.	4,500	35,010
*American Tower Corp.	48,404	1,782,235
*Arbinet Corp.	3,000	6,570
AT&T, Inc.	568,312	14,588,569
Atlantic Tele-Network, Inc.	1,473	67,522
#*Cbeyond, Inc.	2,162	28,863
*Centennial Communications Corp.	13,500	114,210
CenturyTel, Inc.	27,711	899,499
*Cincinnati Bell, Inc.	28,300	87,164
#*Cogent Communications Group, Inc.	4,400	44,572
Consolidated Communications Holdings, Inc.	3,313	45,786
*Crown Castle International Corp.	27,100	818,962
D&E Communications, Inc.	1,799	20,149
Frontier Communications Corp.	30,100	215,817
*General Communications, Inc. Class A	4,600	28,290
*Global Crossing, Ltd.	4,800	54,720
HickoryTech Corp.	2,200	19,822
#Iowa Telecommunications Services, Inc.	2,200	25,894
*iPCS, Inc.	1,800	42,966

1092

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#*Leap Wireless International, Inc.	7,825	$103,446
#*MetroPCS Communications, Inc.	33,360	207,833
*Neutral Tandem, Inc.	2,700	56,943
*NII Holdings, Inc.	15,552	418,815
#NTELOS Holdings Corp.	4,000	60,400
*PAETEC Holding Corp.	10,500	34,020
*Premiere Global Services, Inc.	5,500	41,085
Qwest Communications International, Inc.	176,960	635,286
#*SBA Communications Corp.	12,000	338,520
*Shenandoah Telecommunications Co.	3,100	51,739
*Sprint Nextel Corp.	131,869	390,332
*SureWest Communications	2,098	18,504
*Syniverse Holdings, Inc.	7,480	128,132
Telephone & Data Systems, Inc.	5,600	165,872
Telephone & Data Systems, Inc. Special Shares	5,700	157,320
*tw telecom, inc.	10,000	126,000
*United States Cellular Corp.	4,856	177,778
*USA Mobility, Inc.	3,500	38,150
Verizon Communications, Inc.	300,825	8,901,412
Windstream Corp.	45,208	435,805
*Xeta Corp.	1,100	2,722

Total Telecommunication Services		31,416,734

Utilities — (3.2%)
*AES Corp.	72,993	954,018
AGL Resources, Inc.	6,200	216,752
Allegheny Energy, Inc.	16,900	385,658
ALLETE, Inc.	2,600	88,010
Alliant Energy Corp.	11,000	292,160
#Ameren Corp.	21,700	528,178
American Electric Power Co., Inc.	47,578	1,437,807
American States Water Co.	1,900	62,985
Aqua America, Inc.	12,267	189,525
Artesian Resources Corp.	471	7,635
Atmos Energy Corp.	9,030	251,485
Avista Corp.	3,900	73,944
#*Cadiz, Inc.	104	1,112
California Water Service Group	1,914	69,995
*Calpine Corp.	42,412	476,711
CenterPoint Energy, Inc.	36,100	454,860
Central Vermont Public Service Corp.	1,249	24,218
CH Energy Group, Inc.	1,800	74,538
Chesapeake Utilities Corp.	600	19,008
Cleco Corp.	6,582	162,904
CMS Energy Corp.	22,800	303,240
Connecticut Water Services, Inc.	300	6,690
Consolidated Edison, Inc.	28,000	1,139,040
Constellation Energy Group, Inc.	12,400	383,408
Delta Natural Gas Co., Inc.	360	9,857
#Dominion Resources, Inc.	54,703	1,864,825
DPL, Inc.	8,400	212,856
DTE Energy Co.	16,400	606,472
Duke Energy Corp.	129,364	2,046,538
*Dynegy, Inc.	37,300	74,600
Edison International, Inc.	24,900	792,318
*El Paso Electric Co.	3,400	63,750
Empire District Electric Co.	3,470	62,668
Energen Corp.	5,400	236,952
Energy, Inc.	1,050	9,324
Entergy Corp.	20,000	1,534,400
EQT Corp.	7,792	326,173

1093

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Exelon Corp.	49,600	$2,329,216
FirstEnergy Corp.	30,400	1,315,712
FPL Group, Inc.	39,026	1,916,177
Great Plains Energy, Inc.	12,200	211,060
#Hawaiian Electric Industries, Inc.	8,700	155,295
IDACORP, Inc.	2,600	73,034
Integrys Energy Group, Inc.	6,301	218,015
ITC Holdings Corp.	5,700	253,194
Laclede Group, Inc.	2,600	79,846
MDU Resources Group, Inc.	18,500	383,875
MGE Energy, Inc.	2,398	83,978
Middlesex Water Co.	1,920	29,549
*Mirant Corp.	15,500	216,690
National Fuel Gas Co.	6,600	299,244
New Jersey Resources Corp.	4,800	168,960
Nicor, Inc.	4,300	159,444
NiSource, Inc.	11,100	143,412
Northeast Utilities, Inc.	17,140	395,077
Northwest Natural Gas Co.	2,997	125,305
NorthWestern Corp.	3,000	72,450
*NRG Energy, Inc.	25,300	581,647
NSTAR	10,100	312,595
NV Energy, Inc.	22,100	253,266
OGE Energy Corp.	9,600	318,912
Oneok, Inc.	10,500	380,205
#Ormat Technologies, Inc.	5,400	204,120
Pennichuck Corp.	600	13,602
Pepco Holdings, Inc.	15,800	235,894
PG&E Corp.	39,000	1,594,710
Piedmont Natural Gas Co.	7,900	183,912
Pinnacle West Capital Corp.	9,415	294,878
PNM Resources, Inc.	6,720	72,038
Portland General Electric Co.	3,719	69,136
PPL Corp.	29,700	874,368
Progress Energy, Inc.	28,450	1,067,728
*Public Service Enterprise Group, Inc.	53,091	1,582,112
Questar Corp.	18,900	752,976
RGC Resources, Inc.	100	2,820
#*RRI Energy, Inc.	36,499	192,350
SCANA Corp.	11,820	399,989
Sempra Energy	24,600	1,265,670
SJW Corp.	2,556	55,644
South Jersey Industries, Inc.	3,300	116,457
Southern Co.	80,900	2,523,271
Southwest Gas Corp.	3,400	84,966
Southwest Water Co.	2,170	12,087
#TECO Energy, Inc.	12,400	177,816
UGI Corp.	11,600	277,008
UIL Holdings Corp.	1,833	47,071
Unisource Energy Corp.	3,300	95,304
Vectren Corp.	8,200	184,828
Westar Energy, Inc.	9,300	178,095
WGL Holdings, Inc.	4,707	155,613
Wisconsin Energy Corp.	12,590	549,805
Xcel Energy, Inc.	42,000	791,280

Total Utilities		39,976,320

TOTAL COMMON STOCKS		1,135,753,719

1094

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	4,739,449	$4,739,449

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.2%)
§@DFA Short Term Investment Fund LP	114,652,240	114,652,240
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $1,068,374 FHLMC 5.793%(r), 01/01/37, valued at $600,169) to be repurchased at $582,692	$583	582,688

TOTAL SECURITIES LENDING COLLATERAL		115,234,928

TOTAL INVESTMENTS — (100.0%) (Cost $1,041,797,234)		$1,255,728,096

See accompanying Notes to Financial Statements.

1095

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (78.6%)
Consumer Discretionary — (12.2%)
*1-800-FLOWERS.COM, Inc.	600	$2,304
#Aaron’s, Inc.	1,000	25,050
#Abercrombie & Fitch Co.	400	13,128
*AC Moore Arts & Crafts, Inc.	400	1,912
Advance Auto Parts, Inc.	600	22,356
#*Aeropostale, Inc.	850	31,901
*AH Belo Corp.	600	2,460
*Aldila, Inc.	200	592
*Amazon.com, Inc.	1,100	130,691
*American Apparel, Inc.	700	2,149
#*American Axle & Manufacturing Holdings, Inc.	1,500	8,985
American Eagle Outfitters, Inc.	8,800	153,912
#*America’s Car-Mart, Inc.	400	8,292
*Amerigon, Inc.	300	1,929
*AnnTaylor Stores Corp.	1,200	15,564
*Apollo Group, Inc. Class A	400	22,840
#Arbitron, Inc.	300	6,504
#*ArvinMeritor, Inc.	2,100	16,401
*Asbury Automotive Group, Inc.	1,000	9,740
*Atrinsic, Inc.	338	335
*Audiovox Corp. Class A	1,100	7,106
#*AutoNation, Inc.	3,100	53,444
*Autozone, Inc.	200	27,062
*Ballantyne Strong, Inc.	500	1,700
#Barnes & Noble, Inc.	1,700	28,237
*Beasley Broadcast Group, Inc.	300	1,023
bebe stores, inc.	1,700	10,642
*Bed Bath & Beyond, Inc.	800	28,168
Belo Corp.	3,000	14,100
#Best Buy Co., Inc.	1,140	43,525
Big 5 Sporting Goods Corp.	1,100	16,225
*Big Lots, Inc.	1,500	37,575
Black & Decker Corp.	900	42,498
#*Blockbuster, Inc. Class A	1,220	1,013
#*Blue Nile, Inc.	200	12,010
*Bluegreen Corp.	500	1,435
#Blyth, Inc.	275	9,743
Bob Evans Farms, Inc.	1,000	26,270
#*Bon-Ton Stores, Inc. (The)	300	2,775
Books-A-Million, Inc.	600	5,196
*Borders Group, Inc.	3,000	5,820
#BorgWarner, Inc.	1,400	42,448
Brinker International, Inc.	1,600	20,224
*Brink’s Home Security Holdings, Inc.	1,100	34,078
#*Brookfield Homes Corp.	1,400	7,882
Brown Shoe Co., Inc.	1,300	13,481
#Buckle, Inc.	500	15,005
#*Buffalo Wild Wings, Inc.	400	16,404
#*Cabela’s, Inc.	1,300	16,341
Cablevision Systems Corp.	600	13,776
*Cache, Inc.	600	2,886
#*California Coastal Communities, Inc.	300	252
#Callaway Golf Co.	1,780	12,175
#*Career Education Corp.	2,100	43,764
*Caribou Coffee Co., Inc.	600	4,914
#*CarMax, Inc.	2,400	47,208
*Carmike Cinemas, Inc.	300	2,949
Carnival Corp.	11,400	331,968

1096

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carriage Services, Inc.	700	$2,660
*Carrols Restaurant Group, Inc.	300	1,947
#*Carter’s, Inc.	1,000	23,600
*Casual Male Retail Group, Inc.	800	2,008
Cato Corp. Class A	900	17,739
*Cavco Industries, Inc.	200	6,080
CBS Corp.	200	2,360
CBS Corp. Class B	6,200	72,974
*CEC Entertainment, Inc.	500	14,605
#*Champion Enterprises, Inc.	1,800	432
#*Charming Shoppes, Inc.	500	2,265
#*Cheesecake Factory, Inc.	2,000	36,360
#*Chico’s FAS, Inc.	1,100	13,145
#*Children’s Place Retail Stores, Inc. (The)	300	9,435
*Chipotle Mexican Grill, Inc. Class B	160	12,786
#Choice Hotels International, Inc.	700	20,874
Christopher & Banks Corp.	700	4,263
#*Citi Trends, Inc.	200	5,266
CKE Restaurants, Inc.	203	1,776
#*Clear Channel Outdoor Holdings, Inc.	2,200	15,004
Coach, Inc.	500	16,485
#*Coinstar, Inc.	800	25,392
*Coldwater Creek, Inc.	1,300	7,475
#Columbia Sportswear Co.	1,000	38,050
Comcast Corp. Class A	10,200	147,900
Comcast Corp. Special Class A	6,900	96,738
#*Conn’s, Inc.	700	4,417
#Cooper Tire & Rubber Co.	2,100	32,046
*Core-Mark Holding Co., Inc.	200	5,474
#*Corinthian Colleges, Inc.	1,600	25,376
#Cracker Barrel Old Country Store, Inc.	400	13,260
*Craftmade International, Inc.	72	190
#*Crown Media Holdings, Inc.	1,400	2,156
CSS Industries, Inc.	300	6,090
*CTM Media Holdings, Inc. Class B	133	100
*Culp, Inc.	500	2,885
*Cybex International, Inc.	500	685
#D.R. Horton, Inc.	2,300	25,208
#Darden Restaurants, Inc.	700	21,217
#*Deckers Outdoor Corp.	200	17,934
*Design Within Reach, Inc.	500	140
DeVry, Inc.	300	16,587
#*Dick’s Sporting Goods, Inc.	900	20,421
#Dillard’s, Inc.	200	2,724
*DineEquity, Inc.	900	19,044
#*DIRECTV Group, Inc. (The)	2,500	65,750
*Discovery Communications, Inc.	3,700	88,874
*DISH Network Corp.	300	5,220
Disney (Walt) Co.	22,700	621,299
*Dixie Group, Inc.	400	1,160
*Dollar Tree, Inc.	400	18,052
#*Domino’s Pizza, Inc.	600	4,404
*Dorman Products, Inc.	200	2,924
#*Dress Barn, Inc. (The)	1,200	21,660
*Drew Industries, Inc.	600	11,484
#Eastman Kodak Co.	3,800	14,250
*Emerson Radio Corp.	700	938
*Emmis Communications Corp. Class A	1,000	1,030
*Entercom Communications Corp.	700	4,956
*Entravision Communications Corp.	2,100	4,410
#Ethan Allen Interiors, Inc.	1,000	12,460

1097

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*EW Scripps Co.	665	$4,229
*Exide Technologies	2,300	14,076
Family Dollar Stores, Inc.	700	19,810
*Famous Dave’s of America, Inc.	400	2,456
*Federal Mogul Corp.	2,600	28,990
*FGX International Holdings, Ltd.	500	6,595
Finish Line, Inc. Class A	2,300	23,322
Foot Locker, Inc.	8,500	89,080
*Ford Motor Co.	48,399	338,793
*Fossil, Inc.	1,600	42,768
*Fuel Systems Solutions, Inc.	500	16,370
*Furniture Brands International, Inc.	1,100	4,675
#*GameStop Corp. Class A	3,400	82,586
*GameTech International, Inc.	300	399
#Gannett Co., Inc.	3,200	31,424
Gap, Inc.	2,200	46,948
#*Gaylord Entertainment Co.	1,200	18,036
Gentex Corp.	1,600	25,616
#Genuine Parts Co.	2,300	80,477
*G-III Apparel Group, Ltd.	600	9,606
#*Goodyear Tire & Rubber Co.	3,700	47,656
*Gray Television, Inc.	1,900	3,325
*Great Wolf Resorts, Inc.	1,400	4,676
*Group 1 Automotive, Inc.	500	12,710
#Guess?, Inc.	300	10,965
*Gymboree Corp.	500	21,285
H&R Block, Inc.	1,300	23,842
*Hanesbrands, Inc.	700	15,134
#Harley-Davidson, Inc.	1,300	32,396
*Harman International Industries, Inc.	200	7,522
#Harte-Hanks, Inc.	1,200	14,088
Hasbro, Inc.	600	16,362
*Hawk Corp.	440	6,125
*Helen of Troy, Ltd.	709	16,194
*Hollywood Media Corp.	1,200	1,800
#Home Depot, Inc.	9,200	230,828
Hooker Furniture Corp.	200	2,562
#*Hovnanian Enterprises, Inc.	2,600	10,166
*Iconix Brand Group, Inc.	3,200	37,312
Interactive Data Corp.	2,100	55,230
International Speedway Corp.	1,500	38,265
#*Interpublic Group of Cos., Inc.	7,100	42,742
*Interval Leisure Group, Inc.	200	2,232
*iRobot Corp.	900	12,033
*ITT Educational Services, Inc.	200	18,070
*J. Alexander’s Corp.	150	636
#J.C. Penney Co., Inc.	1,600	53,008
*Jack in the Box, Inc.	1,600	30,016
*Jackson Hewitt Tax Service, Inc.	900	4,419
*JAKKS Pacific, Inc.	1,500	21,345
*Jo-Ann Stores, Inc.	700	18,634
#Johnson Controls, Inc.	6,500	155,480
*Johnson Outdoors, Inc.	300	2,625
Jones Apparel Group, Inc.	200	3,578
*Jos. A. Bank Clothiers, Inc.	400	16,392
*Journal Communications, Inc.	2,100	7,476
*K12, Inc.	300	4,812
*Kenneth Cole Productions, Inc. Class A	300	2,853
*Knology, Inc.	400	4,020
*Kohl’s Corp.	1,100	62,942
*Kona Grill, Inc.	280	837

1098

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Krispy Kreme Doughnuts, Inc.	600	$2,034
KSW, Inc.	300	1,032
#*K-Swiss, Inc. Class A	500	4,080
*Lakeland Industries, Inc.	200	1,472
#*Lamar Advertising Co.	300	7,290
•*Lazare Kaplan International, Inc.	300	750
*Leapfrog Enterprises, Inc.	500	1,650
*Learning Tree International, Inc.	500	5,440
*Lee Enterprises, Inc.	2,000	6,100
#Leggett & Platt, Inc.	3,100	59,923
#Lennar Corp. Class A	2,500	31,500
Lennar Corp. Class B	240	2,321
*Libbey, Inc.	600	3,210
#*Liberty Global, Inc. Class A	2,000	41,060
#*Liberty Global, Inc. Series C	1,100	22,638
*Liberty Media Corp. Capital Class A	4,600	95,174
*Liberty Media Corp. Entertainment Class A	14,200	437,644
*Liberty Media Corp. Interactive Class A	18,000	204,120
*Life Time Fitness, Inc.	400	8,620
*Lifetime Brands, Inc.	500	3,035
#Limited Brands, Inc.	7,500	132,000
*LIN TV Corp.	800	3,136
*Lincoln Educational Services Corp.	800	15,856
*Lithia Motors, Inc.	400	3,336
#*Live Nation, Inc.	2,100	13,986
*LKQ Corp.	2,000	34,540
*LodgeNet Interactive Corp.	400	1,940
*Lodgian, Inc.	900	1,584
Lowe’s Cos., Inc.	12,000	234,840
*Luby’s, Inc.	1,000	3,570
*M/I Homes, Inc.	500	5,585
Macy’s, Inc.	13,400	235,438
*Maidenform Brands, Inc.	300	4,224
Marcus Corp.	900	10,530
*Marine Products Corp.	1,100	5,335
#Marriott International, Inc. Class A	604	15,136
#*Martha Stewart Living Omnimedia, Inc.	1,500	7,770
*Marvel Entertainment, Inc.	600	29,982
#Mattel, Inc.	2,100	39,753
#Matthews International Corp. Class A	900	33,057
#*McClatchy Co. (The)	1,100	3,102
McDonald’s Corp.	2,800	164,108
McGraw-Hill Cos., Inc.	300	8,634
MDC Holdings, Inc.	2,500	81,550
*Media General, Inc.	1,100	9,119
*Mediacom Communications Corp.	900	4,302
Men’s Wearhouse, Inc. (The)	1,800	41,706
Meredith Corp.	900	24,354
*Meritage Homes Corp.	1,600	29,184
*Midas, Inc.	200	1,612
*Modine Manufacturing Co.	1,400	14,420
#*Mohawk Industries, Inc.	1,580	67,671
Monro Muffler Brake, Inc.	650	20,144
*Morgans Hotel Group Co.	500	1,660
#*Morningstar, Inc.	240	12,245
#*Movado Group, Inc.	900	9,432
*Nathan’s Famous, Inc.	200	2,900
#*Netflix, Inc.	400	21,380
*New York & Co., Inc.	500	2,200
#*New York Times Co. Class A (The)	5,400	43,038
#Newell Rubbermaid, Inc.	6,900	100,119

1099

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
News Corp. Class A	12,600	$145,152
#News Corp. Class B	7,560	102,816
*NexCen Brands, Inc.	1,000	190
NIKE, Inc. Class B	700	43,526
#Nordstrom, Inc.	500	15,890
#Nutri/System, Inc.	200	4,304
*O’Charleys, Inc.	900	6,309
#*Office Depot, Inc.	11,700	70,785
*OfficeMax, Inc.	700	8,001
#Omnicom Group, Inc.	1,000	34,280
*Orbitz Worldwide, Inc.	400	2,092
#*O’Reilly Automotive, Inc.	2,700	100,656
*Orleans Homebuilders, Inc.	500	1,090
*Outdoor Channel Holdings, Inc.	1,000	6,920
#*Overstock.com, Inc.	300	4,200
Oxford Industries, Inc.	600	11,610
#*P.F. Chang’s China Bistro, Inc.	800	23,352
#*Pacific Sunwear of California, Inc.	1,900	11,476
*Palm Harbor Homes, Inc.	700	1,547
*Panera Bread Co.	500	29,990
#*Papa John’s International, Inc.	500	11,250
#*Peet’s Coffee & Tea, Inc.	400	13,600
#*Penske Automotive Group, Inc.	2,600	40,716
*Perry Ellis International, Inc.	400	5,468
PetSmart, Inc.	700	16,471
Phillips-Van Heusen Corp.	1,300	52,195
*Pier 1 Imports, Inc.	1,400	4,928
#Polaris Industries, Inc.	501	21,077
#Polo Ralph Lauren Corp.	300	22,326
*Premier Exhibitions, Inc.	300	333
#*Pre-Paid Legal Services, Inc.	268	10,597
#*Priceline.com, Inc.	200	31,558
Primedia, Inc.	1,600	4,016
*Princeton Review, Inc.	800	3,664
#*Pulte Homes, Inc.	3,260	29,373
*Quiksilver, Inc.	6,400	12,736
*RadioShack Corp.	3,000	50,670
*RC2 Corp.	500	6,530
*RCN Corp.	800	6,672
*Red Lion Hotels Corp.	600	2,862
*Red Robin Gourmet Burgers, Inc.	700	11,697
#Regis Corp.	2,200	35,728
*Rent-A-Center, Inc.	2,300	42,228
*Rentrak Corp.	400	6,148
RG Barry Corp.	300	2,568
Ross Stores, Inc.	500	22,005
*Rubio’s Restaurants, Inc.	200	1,458
*Ruth’s Hospitality Group, Inc.	1,200	3,732
#Ryland Group, Inc.	200	3,710
*Saga Communications, Inc.	100	1,275
#*Saks, Inc.	400	2,244
*Salem Communications Corp.	400	1,228
#*Sally Beauty Holdings, Inc.	2,700	18,225
Scripps Networks Interactive, Inc.	800	30,208
#*Sears Holdings Corp.	900	61,074
Service Corp. International	13,400	92,058
#Sherwin-Williams Co.	600	34,224
*Shiloh Industries, Inc.	700	3,150
*Shutterfly, Inc.	300	4,230
#*Sinclair Broadcast Group, Inc. Class A	2,700	10,638
*Skechers U.S.A., Inc. Class A	700	15,274

1100

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Skyline Corp.	400	$6,996
#*Smith & Wesson Holding Corp.	400	1,708
Snap-On, Inc.	1,600	58,448
*Sonic Automotive, Inc.	1,100	9,834
*Sonic Corp.	1,400	13,090
#Sotheby’s Class A	1,600	25,376
*Spanish Broadcasting System, Inc.	1,000	740
Spartan Motors, Inc.	1,100	5,489
Speedway Motorsports, Inc.	1,500	20,310
*Stamps.com, Inc.	700	7,028
#*Standard Motor Products, Inc.	402	3,361
*Standard Pacific Corp.	4,600	13,800
#Stanley Works (The)	1,100	49,753
#Staples, Inc.	2,320	50,344
*Starbucks Corp.	700	13,286
Starwood Hotels & Resorts Worldwide, Inc.	700	20,342
*Steak n Shake Co. (The)	1,000	11,650
*Stein Mart, Inc.	400	3,800
*Steven Madden, Ltd.	500	20,250
#Sturm Ruger & Co., Inc.	500	5,310
Superior Industries International, Inc.	800	10,624
#*Systemax, Inc.	988	13,318
*Tandy Brands Accessories, Inc.	100	395
*Tandy Leather Factory, Inc.	300	987
Target Corp.	3,000	145,290
*Tempur-Pedic International, Inc.	700	13,559
*Tenneco, Inc.	1,300	17,706
#*Texas Roadhouse, Inc.	2,100	19,887
Thor Industries, Inc.	1,300	34,086
#Tiffany & Co.	600	23,574
#*Timberland Co. Class A	1,000	16,180
Time Warner Cable, Inc.	3,380	133,307
Time Warner, Inc.	13,066	393,548
TJX Cos., Inc. (The)	1,000	37,350
#*Toll Brothers, Inc.	2,800	48,496
#*Tractor Supply Co.	700	31,290
#*True Religion Apparel, Inc.	700	18,039
*TRW Automotive Holdings Corp.	5,300	82,945
*Tuesday Morning Corp.	600	1,938
Tupperware Corp.	600	27,012
*Tween Brands, Inc.	600	5,088
#*Under Armour, Inc. Class A	200	5,370
*Unifi, Inc.	3,100	8,618
UniFirst Corp.	440	18,524
*Universal Electronics, Inc.	500	10,300
#*Universal Technical Institute, Inc.	500	8,995
#*Urban Outfitters, Inc.	1,000	31,380
#V.F. Corp.	1,480	105,139
#*Vail Resorts, Inc.	1,000	34,440
#*Viacom, Inc. Class A	200	5,836
*Viacom, Inc. Class B	1,600	44,144
#*Volcom, Inc.	300	4,983
*Walking Co. Holdings, Inc. (The)	300	278
*Warnaco Group, Inc.	1,500	60,795
*Warner Music Group Corp.	400	2,304
#Weight Watchers International, Inc.	400	10,604
Wendy’s/Arby’s Group, Inc.	3,425	13,529
*Wet Seal, Inc. (The)	5,200	16,588
#Whirlpool Corp.	2,400	171,816
Wiley (John) & Sons, Inc. Class A	1,140	40,151
*Williams Controls, Inc.	200	1,672

1101

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Williams-Sonoma, Inc.	2,500	$46,950
*Winnebago Industries, Inc.	500	5,750
Wolverine World Wide, Inc.	900	23,022
World Wrestling Entertainment, Inc.	700	9,296
#Wyndham Worldwide Corp.	5,000	85,250
Yum! Brands, Inc.	800	26,360
*Zale Corp.	200	946
#*Zumiez, Inc.	300	4,041

Total Consumer Discretionary		11,150,176

Consumer Staples — (5.6%)
#Alberto-Culver Co.	2,200	59,004
Alico, Inc.	200	5,816
Andersons, Inc. (The)	900	27,927
Archer-Daniels-Midland Co.	5,900	177,708
Avon Products, Inc.	1,100	35,255
*Bare Escentuals, Inc.	200	2,526
#*BJ’s Wholesale Club, Inc.	1,900	66,557
#*Calavo Growers, Inc.	300	5,355
Cal-Maine Foods, Inc.	600	16,290
Campbell Soup Co.	800	25,400
Casey’s General Stores, Inc.	1,800	56,754
*Central Garden & Pet Co.	500	4,960
*Chiquita Brands International, Inc.	1,600	25,904
Church & Dwight Co., Inc.	1,900	108,072
Clorox Co.	500	29,615
Coca-Cola Co.	4,400	234,564
Coca-Cola Enterprises, Inc.	1,280	24,410
Colgate-Palmolive Co.	900	70,767
ConAgra, Inc.	7,000	147,000
Corn Products International, Inc.	3,400	95,812
Costco Wholesale Corp.	1,300	73,905
*Darling International, Inc.	1,800	12,510
#*Dean Foods Co.	2,480	45,210
Del Monte Foods Co.	7,200	77,760
#Diamond Foods, Inc.	500	15,075
*Elizabeth Arden, Inc.	1,200	12,780
*Energizer Holdings, Inc.	500	30,435
Estee Lauder Cos., Inc.	400	17,000
Farmer Brothers Co.	500	9,450
#Flowers Foods, Inc.	1,700	39,712
General Mills, Inc.	1,000	65,920
#*Great Atlantic & Pacific Tea Co.	1,400	13,874
*Green Mountain Coffee, Inc.	600	39,930
H.J. Heinz Co.	600	24,144
#*Hain Celestial Group, Inc.	1,300	22,802
Hershey Co. (The)	300	11,337
Hormel Foods Corp.	2,700	98,442
*HQ Sustainable Maritime Industries, Inc.	200	1,514
Ingles Markets, Inc.	300	4,614
Inter Parfums, Inc.	750	9,210
J & J Snack Foods Corp.	600	23,502
J.M. Smucker Co.	1,720	90,696
Kellogg Co.	700	36,078
Kimberly-Clark Corp.	900	55,044
#Kraft Foods, Inc.	18,203	500,947
Kroger Co. (The)	2,300	53,199
Lancaster Colony Corp.	600	29,148
Lance, Inc.	1,000	24,120
*Lifeway Foods, Inc.	200	2,408
#McCormick & Co., Inc.	500	17,505

1102

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Medifast, Inc.	100	$2,202
Nash-Finch Co.	400	11,592
*National Beverage Corp.	700	7,665
*Omega Protein Corp.	700	2,912
*Overhill Farms, Inc.	400	2,184
*Pantry, Inc.	800	11,288
*Parlux Fragrances, Inc.	700	1,351
#PepsiAmericas, Inc.	3,000	87,720
#PepsiCo, Inc.	2,900	175,595
#*Pilgrim’s Pride Corp.	1,380	8,694
PriceSmart, Inc.	900	17,370
Procter & Gamble Co.	13,300	771,400
*Ralcorp Holdings, Inc.	800	42,960
*Reddy Ice Holdings, Inc.	800	3,160
Rocky Mountain Chocolate Factory, Inc.	200	1,704
Ruddick Corp.	2,000	53,440
Safeway, Inc.	3,600	80,388
#Sanderson Farms, Inc.	600	21,954
*Sanfilippo (John B.) & Son, Inc.	200	2,744
Sara Lee Corp.	4,000	45,160
#*Smithfield Foods, Inc.	4,000	53,360
Spartan Stores, Inc.	700	9,912
SUPERVALU, Inc.	3,800	60,306
Sysco Corp.	1,300	34,385
Tasty Baking Co.	300	1,923
#Tootsie Roll Industries, Inc.	1,273	31,583
#Tyson Foods, Inc. Class A	6,500	81,380
#*United Natural Foods, Inc.	1,200	28,932
Wal-Mart Stores, Inc.	12,200	606,096
WD-40 Co.	400	12,596
Weis Markets, Inc.	788	27,895
#*Whole Foods Market, Inc.	4,200	134,652

Total Consumer Staples		5,112,470

Energy — (10.0%)
#*Allis-Chalmers Energy, Inc.	1,800	6,264
#Alon USA Energy, Inc.	2,400	20,160
*Alpha Natural Resources, Inc.	2,367	80,407
Anadarko Petroleum Corp.	4,100	249,813
Apache Corp.	2,969	279,442
#Arch Coal, Inc.	1,500	32,490
*Arena Resources, Inc.	320	11,923
*Atlas Energy, Inc.	1,200	31,416
#*ATP Oil & Gas Corp.	500	8,655
#*Atwood Oceanics, Inc.	600	21,294
#Baker Hughes, Inc.	600	25,242
*Basic Energy Services, Inc.	800	5,600
Berry Petroleum Corp. Class A	1,000	25,360
*Bill Barrett Corp.	2,300	71,254
BJ Services Co.	3,900	74,880
*Brigham Exploration Co.	1,900	18,050
*Bristow Group, Inc.	700	20,405
*Bronco Drilling Co., Inc.	500	3,160
Cabot Oil & Gas Corp.	1,800	69,246
*Callon Petroleum Co.	1,100	1,760
*Cameron International Corp.	800	29,576
CARBO Ceramics, Inc.	600	35,034
#*Carrizo Oil & Gas, Inc.	700	16,226
#*Cheniere Energy, Inc.	900	2,097
Chesapeake Energy Corp.	5,100	124,950
Chevron Corp.	19,500	1,492,530

1103

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Cimarex Energy Co.	2,700	$105,732
*Clayton Williams Energy, Inc.	300	7,860
*CNX Gas Corp.	700	19,502
*Complete Production Services, Inc.	2,100	20,013
*Comstock Resources, Inc.	1,300	53,417
ConocoPhillips	13,100	657,358
CONSOL Energy, Inc.	800	34,248
*Contango Oil & Gas Co.	300	14,295
*Crosstex Energy, Inc.	400	2,248
*CVR Energy, Inc.	4,600	48,392
*Dawson Geophysical Co.	200	4,830
#*Delta Petroleum Corp.	1,000	1,300
#*Denbury Resources, Inc.	1,200	17,520
Devon Energy Corp.	2,400	155,304
#Diamond Offshore Drilling, Inc.	300	28,575
*Dresser-Rand Group, Inc.	1,100	32,417
*Dril-Quip, Inc.	700	34,013
El Paso Corp.	3,800	37,278
#*Encore Acquisition Co.	1,700	63,019
*Energy Partners, Ltd.	62	531
*ENGlobal Corp.	400	1,180
#ENSCO International, Inc.	2,100	96,159
EOG Resources, Inc.	1,402	114,487
*Evolution Petroleum Corp.	1,000	3,410
Exxon Mobil Corp.	13,700	981,879
*FMC Technologies, Inc.	600	31,560
*Forest Oil Corp.	1,900	37,240
Frontier Oil Corp.	400	5,544
*FX Energy, Inc.	300	798
*Geokinetics, Inc.	100	1,608
#*GMX Resources, Inc.	400	5,092
#*Goodrich Petroleum Corp.	400	10,268
Gulf Island Fabrication, Inc.	720	13,766
#*GulfMark Offshore, Inc.	1,300	35,971
*Gulfport Energy Corp.	1,200	9,156
#Halliburton Co.	1,600	46,736
*Harvest Natural Resources, Inc.	1,300	7,137
#*Helix Energy Solutions Group, Inc.	5,200	71,396
#Helmerich & Payne, Inc.	2,000	76,040
*Hercules Offshore, Inc.	700	3,591
Hess Corp.	2,980	163,125
*HKN, Inc.	400	1,320
#Holly Corp.	600	17,406
#*Hornbeck Offshore Services, Inc.	900	21,879
*Infinity, Inc.	700	364
#*ION Geophysical Corp.	2,300	8,809
Lufkin Industries, Inc.	400	22,820
Marathon Oil Corp.	6,200	198,214
#*Mariner Energy, Inc.	2,500	31,850
#Massey Energy Co.	1,800	52,362
*Matrix Service Co.	500	4,435
#*McMoran Exploration Co.	1,200	9,228
*Meridian Resource Corp.	894	286
*Mitcham Industries, Inc.	300	2,175
Murphy Oil Corp.	3,041	185,927
*NATCO Group, Inc. Class A	500	21,790
*National-Oilwell, Inc.	1,964	80,504
*Natural Gas Services Group, Inc.	400	6,748
*Newfield Exploration Co.	2,300	94,346
*Newpark Resources, Inc.	2,600	7,826
Noble Energy, Inc.	2,500	164,075

1104

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Occidental Petroleum Corp.	4,400	$333,872
*Oceaneering International, Inc.	300	15,330
#*Oil States International, Inc.	1,400	48,216
*OMNI Energy Services Corp.	500	710
#Overseas Shipholding Group, Inc.	1,000	39,250
*OYO Geospace Corp.	200	5,250
*Pacific Ethanol, Inc.	200	80
Panhandle Oil & Gas, Inc.	200	3,932
#*Parker Drilling Co.	6,200	32,240
*Patriot Coal Corp.	180	2,034
#Patterson-UTI Energy, Inc.	8,300	129,314
Peabody Energy Corp.	900	35,631
Penn Virginia Corp.	1,900	38,475
*Petrohawk Energy Corp.	1,700	39,984
*Petroleum Development Corp.	500	8,350
#*PetroQuest Energy, Inc.	2,000	12,260
*PHI, Inc. Non-Voting	400	6,872
*Pioneer Drilling Co.	1,600	10,704
#Pioneer Natural Resources Co.	2,800	115,108
*Plains Exploration & Production Co.	2,100	55,650
*Pride International, Inc.	4,104	121,314
#*Quicksilver Resources, Inc.	1,600	19,520
#Range Resources Corp.	600	30,030
*Rosetta Resources, Inc.	2,700	36,531
Rowan Cos., Inc.	1,900	44,175
#*SandRidge Energy, Inc.	500	5,115
*SEACOR Holdings, Inc.	800	65,016
*Seahawk Drilling, Inc.	360	9,720
#Smith International, Inc.	1,432	39,709
Southern Union Co.	1,300	25,441
*Southwestern Energy Co.	600	26,148
Spectra Energy Corp.	1,200	22,944
St. Mary Land & Exploration Co.	1,200	40,920
*Stone Energy Corp.	1,346	20,634
*SulphCo, Inc.	700	700
Sunoco, Inc.	1,700	52,360
*Superior Energy Services, Inc.	2,300	49,703
#*Superior Well Services, Inc.	500	5,305
*Swift Energy Corp.	900	19,062
#Tesoro Petroleum Corp.	3,400	48,076
#*Teton Energy Corp.	500	164
*Tetra Technologies, Inc.	4,000	37,840
*TGC Industries, Inc.	551	2,397
Tidewater, Inc.	2,500	104,175
*Toreador Resources Corp.	572	4,879
*Trico Marine Services, Inc.	500	3,050
#*Tri-Valley Corp.	300	720
*TXCO Resources, Inc.	1,000	400
*Union Drilling, Inc.	800	6,112
*Unit Corp.	1,100	42,988
#*USEC, Inc.	2,500	9,650
VAALCO Energy, Inc.	1,900	8,094
#Valero Energy Corp.	6,000	108,600
*Venoco, Inc.	600	7,560
#W&T Offshore, Inc.	2,200	25,630
*Warren Resources, Inc.	1,500	3,240
*Westmoreland Coal Co.	200	1,318
*Whiting Petroleum Corp.	1,500	84,600
Williams Cos., Inc. (The)	1,300	24,505
#World Fuel Services Corp.	1,500	76,275

1105

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
XTO Energy, Inc.	6,425	$267,023

Total Energy		9,178,498

Financials — (15.6%)
21st Century Holding Co.	200	918
Abington Bancorp, Inc.	800	5,488
Advance America Cash Advance Centers, Inc.	1,700	8,398
*Advanta Corp. Class A	240	86
*Advanta Corp. Class B	600	195
#*Affiliated Managers Group, Inc.	900	57,141
*Affirmative Insurance Holdings, Inc.	200	800
*Allegheny Corp.	208	52,000
Allstate Corp.	5,200	153,764
*Altisource Portfolio Solutions SA	1,166	17,782
#*Amcore Financial, Inc.	514	406
#American Capital, Ltd.	6,128	16,423
American Express Co.	2,200	76,648
American Financial Group, Inc.	2,700	66,420
American National Insurance Co.	100	8,349
#*AmericanWest Bancorporation	600	228
#*AmeriCredit Corp.	3,700	65,305
Ameriprise Financial, Inc.	1,000	34,670
*AMERISAFE, Inc.	500	9,270
*AmeriServe Financial, Inc.	560	980
*Anchor Bancorp Wisconsin, Inc.	700	539
AON Corp.	3,000	115,530
#*Appalachian Bancshares, Inc.	200	40
#*Asset Acceptance Capital Corp.	1,000	7,270
Associated Banc-Corp.	3,800	48,678
ASTA Funding, Inc.	300	1,959
#Astoria Financial Corp.	2,600	25,948
Atlantic Coast Federal Corp.	150	218
#*B of I Holding, Inc.	218	1,818
BancFirst Corp.	497	17,947
*Bancorp, Inc.	400	2,040
#BancorpSouth, Inc.	2,400	54,192
Bank of America Corp.	47,633	694,489
Bank of Hawaii Corp.	900	39,960
Bank of New York Mellon Corp.	9,400	250,604
#Bank of the Ozarks, Inc.	400	9,100
BankFinancial Corp.	800	7,552
#Banner Corp.	500	1,535
#BB&T Corp.	7,100	169,761
Berkshire Hills Bancorp, Inc.	400	8,220
BGC Partners, Inc. Class A	1,200	5,796
#BlackRock, Inc.	200	43,298
#BOK Financial Corp.	1,149	49,373
#Boston Private Financial Holdings, Inc.	1,400	8,330
Brookline Bancorp, Inc.	2,000	19,580
Brooklyn Federal Bancorp, Inc.	100	1,198
Brown & Brown, Inc.	3,200	58,784
Cadence Financial Corp.	500	825
Calamos Asset Management, Inc.	200	2,120
Camden National Corp.	200	6,146
Capital City Bank Group, Inc.	900	10,566
Capital One Financial Corp.	3,800	139,080
Capitol Federal Financial	500	15,165
Cardinal Financial Corp.	700	5,705
*Cardtronics, Inc.	400	3,980
#Cash America International, Inc.	900	27,234
#Cathay General Bancorp	1,600	14,128

1106

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*CB Richard Ellis Group, Inc.	400	$4,140
Center Bancorp, Inc.	449	3,491
#*Central Pacific Financial Corp.	900	1,269
Charles Schwab Corp. (The)	1,920	33,293
#Chemical Financial Corp.	800	17,560
Chubb Corp.	3,812	184,958
Cincinnati Financial Corp.	3,460	87,746
Citigroup, Inc.	30,800	125,972
Citizens Community Bancorp, Inc.	300	1,209
#*Citizens First Bancorp, Inc.	300	117
#*Citizens Republic Bancorp, Inc.	1,600	963
#*Citizens, Inc.	1,100	6,633
City Holding Co.	600	18,342
#City National Corp.	2,800	105,476
CME Group, Inc.	400	121,044
#*CNA Financial Corp.	9,800	213,346
*CNA Surety Corp.	1,700	24,582
CoBiz Financial, Inc.	800	3,816
Cohen & Steers, Inc.	200	3,866
#Columbia Banking System, Inc.	600	8,820
#Comerica, Inc.	2,740	76,035
Commerce Bancshares, Inc.	2,205	84,584
Community Trust Bancorp, Inc.	500	12,310
Consolidated-Tokoma Land Co.	200	6,880
*Consumer Portfolio Services, Inc.	600	684
#Cullen Frost Bankers, Inc.	1,720	80,479
#CVB Financial Corp.	2,760	22,108
Delphi Financial Group, Inc. Class A	1,500	32,550
Dime Community Bancshares, Inc.	1,100	12,089
Discover Financial Services	22,800	322,392
#*Dollar Financial Corp.	600	11,262
Donegal Group, Inc. Class A	700	10,220
#*E*TRADE Financial Corp.	29,500	43,070
#East West Bancorp, Inc.	1,935	17,473
Eaton Vance Corp.	400	11,356
#Employers Holdings, Inc.	2,100	31,122
*Encore Capital Group, Inc.	900	13,473
#Endurance Specialty Holdings, Ltd.	1,700	61,183
Enterprise Financial Services Corp.	428	3,651
Erie Indemnity Co.	1,300	45,825
#F.N.B. Corp.	2,768	19,597
FBL Financial Group, Inc. Class A	1,100	22,165
#Federated Investors, Inc.	700	18,375
#Fidelity National Financial, Inc.	5,500	74,635
Fifth Third Bancorp	6,006	53,694
#Financial Federal Corp.	900	18,378
*First Acceptance Corp.	1,000	2,200
First American Corp.	2,800	85,092
First Bancorp	600	8,136
First Busey Corp.	1,600	6,192
*First Cash Financial Services, Inc.	844	14,500
#First Commonwealth Financial Corp.	2,400	12,600
First Community Bancshares, Inc.	400	4,656
First Financial Bankshares, Inc.	600	29,070
First Financial Corp.	500	13,865
First Financial Holdings, Inc.	400	5,396
*First Marblehead Corp. (The)	2,100	4,116
First Mercury Financial Corp.	600	7,620
First Midwest Bancorp, Inc.	1,400	14,560
First Niagara Financial Group, Inc.	3,628	46,584
#*First Regional Bancorp	400	316

1107

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*First State Bancorporation	400	$392
*FirstCity Financial Corp.	400	2,700
FirstMerit Corp.	4,551	86,241
Flagstone Reinsurance Holdings, Ltd.	2,200	24,090
Flushing Financial Corp.	700	7,861
#FNB United Corp.	395	652
*Forestar Group, Inc.	500	7,380
Franklin Resources, Inc.	500	52,315
#*Frontier Financial Corp.	1,400	595
Fulton Financial Corp.	7,240	59,802
Gallagher (Arthur J.) & Co.	1,800	40,158
GAMCO Investors, Inc.	160	6,750
German American Bancorp, Inc.	482	7,249
GFI Group, Inc.	800	4,120
Glacier Bancorp, Inc.	1,700	22,253
Goldman Sachs Group, Inc.	2,840	483,283
#Great Southern Bancorp, Inc.	500	11,460
#*Greene Bancshares, Inc.	403	1,668
#Greenhill & Co., Inc.	200	17,246
*Guaranty Bancorp	2,011	2,634
*Hallmark Financial Services, Inc.	800	6,136
#Hampton Roads Bankshares, Inc.	322	660
Hancock Holding Co.	1,100	39,897
Hanover Insurance Group, Inc.	2,100	88,326
Harleysville Group, Inc.	949	29,732
Harleysville National Corp.	1,511	8,703
#Hartford Financial Services Group, Inc.	2,900	71,108
HCC Insurance Holdings, Inc.	2,600	68,614
*Heritage Commerce Corp.	600	1,584
Heritage Financial Group	137	1,111
Home Federal Bancorp, Inc.	615	7,103
Horace Mann Educators Corp.	1,500	18,645
#*Horizon Financial Corp.	400	208
Hudson City Bancorp, Inc.	7,200	94,608
Huntington Bancshares, Inc.	30,580	116,510
IBERIABANK Corp.	700	30,317
Independent Bank Corp.	618	13,145
Integra Bank Corp.	400	344
#International Bancshares Corp.	1,400	20,790
#*Intervest Bancshares Corp.	200	662
*Investment Technology Group, Inc.	1,400	30,198
*Investors Bancorp, Inc.	3,825	41,463
#Janus Capital Group, Inc.	2,400	31,488
#*Jefferies Group, Inc.	1,900	49,590
#Jones Lang LaSalle, Inc.	400	18,740
JPMorgan Chase & Co.	36,609	1,529,158
Kearny Financial Corp.	2,300	22,655
#KeyCorp	14,700	79,233
K-Fed Bancorp	400	3,572
#Lakeland Bancorp, Inc.	800	4,864
Lakeland Financial Corp.	508	10,450
Legacy Bancorp, Inc.	300	2,868
#Legg Mason, Inc.	1,927	56,095
*Leucadia National Corp.	1,800	40,446
Lincoln National Corp.	2,400	57,192
LNB Bancorp, Inc.	200	1,106
#M&T Bank Corp.	3,170	199,235
MainSource Financial Group, Inc.	700	4,081
#*Markel Corp.	200	64,540
*MarketAxess Holdings, Inc.	1,096	13,020
*Marlin Business Services Corp.	400	2,684

1108

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Marsh & McLennan Cos., Inc.	2,800	$65,688
Marshall & Ilsley Corp.	4,800	25,536
*Maui Land & Pineapple Co., Inc.	240	1,474
MB Financial, Inc.	1,200	21,456
*MBIA, Inc.	1,200	4,872
#MBT Financial Corp.	700	1,421
*MCG Capital Corp.	1,400	5,586
Meadowbrook Insurance Group, Inc.	1,400	9,422
Medallion Financial Corp.	600	4,710
Mercer Insurance Group, Inc.	300	5,574
Mercury General Corp.	1,600	58,336
MetLife, Inc.	6,648	226,231
*MF Global, Ltd.	300	2,136
#*Midwest Banc Holdings, Inc.	500	250
Montpelier Re Holdings, Ltd.	400	6,464
#Moody’s Corp.	600	14,208
Morgan Stanley	16,200	520,344
*Nara Bancorp, Inc.	900	6,624
*NASDAQ OMX Group, Inc. (The)	2,100	37,926
National Interstate Corp.	500	9,055
National Penn Bancshares, Inc.	2,248	12,634
*Navigators Group, Inc.	800	42,456
NBT Bancorp, Inc.	1,100	23,980
*Nelnet, Inc. Class A	1,000	14,030
New England Bancshares, Inc.	200	1,060
New Westfield Financial, Inc.	1,200	9,660
#New York Community Bancorp, Inc.	6,800	73,440
#NewAlliance Bancshares, Inc.	5,700	63,156
Northeast Community Bancorp, Inc.	500	3,350
Northern Trust Corp.	700	35,175
Northwest Bancorp, Inc.	1,600	35,200
NYMAGIC, Inc.	200	2,858
NYSE Euronext, Inc.	4,100	105,985
OceanFirst Financial Corp.	200	1,900
*Ocwen Financial Corp.	3,500	38,255
Old National Bancorp	2,100	21,777
Old Republic International Corp.	7,100	75,828
#Old Second Bancorp, Inc.	400	2,140
OneBeacon Insurance Group, Ltd.	1,200	14,304
optionsXpress Holdings, Inc.	900	14,067
Oriental Financial Group, Inc.	200	2,130
*Pacific Mercantile Bancorp	400	1,188
#PacWest Bancorp	900	15,282
#Park National Corp.	440	25,555
Patriot Capital Funding, Inc.	604	2,325
Peoples Bancorp, Inc.	400	4,296
#People’s United Financial, Inc.	2,400	38,472
#*PHH Corp.	200	3,232
#*Phoenix Cos., Inc. (The)	700	2,226
*PICO Holdings, Inc.	700	23,758
#*Pinnacle Financial Partners, Inc.	500	6,350
*PMA Capital Corp.	900	4,302
#*PMI Group, Inc. (The)	600	1,452
PNC Financial Services Group, Inc.	5,401	264,325
#*Portfolio Recovery Associates, Inc.	500	23,070
PrivateBancorp, Inc.	700	6,391
*ProAssurance Corp.	1,500	75,420
*Progressive Corp.	2,500	40,000
#Prosperity Bancshares, Inc.	1,400	50,106
Protective Life Corp.	2,900	55,825
Provident Financial Services, Inc.	2,100	22,575

1109

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Provident New York Bancorp	1,700	$14,501
Prudential Financial, Inc.	5,100	230,673
QC Holdings, Inc.	500	2,600
#Radian Group, Inc.	200	1,158
#*Rainier Pacific Financial Group, Inc.	185	70
#Raymond James Financial, Inc.	2,140	50,525
Regions Financial Corp.	2,900	14,036
Reinsurance Group of America, Inc.	2,025	93,352
Renasant Corp.	700	10,248
Resource America, Inc.	500	1,930
*Rewards Network, Inc.	366	3,938
*Riverview Bancorp, Inc.	500	1,605
RLI Corp.	860	43,000
Rockville Financial, Inc.	1,000	10,350
#*Rodman & Renshaw Capital Group, Inc.	900	3,852
Rome Bancorp, Inc.	300	2,512
#S&T Bancorp, Inc.	1,200	18,900
#S.Y. Bancorp, Inc.	500	11,175
Safety Insurance Group, Inc.	500	16,735
Sanders Morris Harris Group, Inc.	700	4,067
Sandy Spring Bancorp, Inc.	500	5,780
*Seabright Insurance Holdings	600	6,708
SEI Investments Co.	600	10,482
Selective Insurance Group, Inc.	1,800	27,576
#Sierra Bancorp	286	2,497
#Simmons First National Corp. Class A	700	20,482
South Financial Group, Inc.	2,400	1,920
*Southern Community Financial Corp.	501	1,167
#Southside Bancshares, Inc.	441	9,168
Southwest Bancorp, Inc.	600	5,904
#*St. Joe Co. (The)	200	4,788
#*StanCorp Financial Group, Inc.	1,400	51,394
State Auto Financial Corp.	1,400	22,764
State Bancorp, Inc.	500	3,820
State Street Corp.	1,300	54,574
Sterling Bancorp	500	3,365
Sterling Bancshares, Inc.	2,400	13,368
*Stewart Information Services Corp.	400	3,576
*Stifel Financial Corp.	780	40,529
Student Loan Corp.	300	12,615
#Suffolk Bancorp	200	5,592
*Sun Bancorp, Inc.	771	3,130
#SunTrust Banks, Inc.	5,500	105,105
Susquehanna Bancshares, Inc.	2,316	12,761
#*SVB Financial Group	1,300	53,625
SWS Group, Inc.	600	8,028
#*Synovus Financial Corp.	3,400	7,548
T. Rowe Price Group, Inc.	600	29,238
#*Taylor Capital Group, Inc.	400	2,280
#TCF Financial Corp.	2,900	34,307
*TD Ameritrade Holding Corp.	1,800	34,740
*Tejon Ranch Co.	400	10,424
•#Teton Advisors, Inc.	3	—
#*Texas Capital Bancshares, Inc.	900	13,113
Thomas Properties Group, Inc.	500	1,515
*Thomas Weisel Partners Group, Inc.	1,000	4,530
#Tompkins Financial Corp.	300	13,011
Tower Group, Inc.	700	17,206
*TradeStation Group, Inc.	1,200	9,264
Transatlantic Holdings, Inc.	1,800	90,900
Travelers Cos., Inc. (The)	6,366	316,963

1110

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Tree.com, Inc.	500	$3,905
TriCo Bancshares	500	7,310
#TrustCo Bank Corp.	2,160	12,852
Trustmark Corp.	1,900	36,005
#U.S. Bancorp	5,500	127,710
#UCBH Holdings, Inc.	3,400	3,332
UMB Financial Corp.	1,400	55,678
Umpqua Holdings Corp.	1,900	18,829
Union Bankshares Corp.	400	4,928
#United Bankshares, Inc.	1,400	24,990
*United Community Banks, Inc.	205	832
United Financial Bancorp, Inc.	520	6,682
United Fire & Casualty Co.	1,200	20,976
United Western Bancorp, Inc.	300	1,101
Unitrin, Inc.	3,100	60,760
Univest Corp. of Pennsylvania	500	9,615
Unum Group	7,700	153,615
#Valley National Bancorp	5,476	72,721
*Virginia Commerce Bancorp, Inc.	440	1,769
#W. R. Berkley Corp.	3,600	88,992
#Waddell & Reed Financial, Inc.	800	22,448
Washington Federal, Inc.	3,100	53,165
Washington Trust Bancorp, Inc.	417	6,263
Webster Financial Corp.	900	10,179
Wells Fargo & Co.	27,071	744,994
West Bancorporation	700	3,080
West Coast Bancorp	500	1,155
#Westamerica Bancorporation	500	23,900
#*Western Alliance Bancorp	600	2,610
White Mountains Insurance Group, Ltd.	300	93,051
Whitney Holding Corp.	2,000	16,060
#Wilmington Trust Corp.	1,900	22,895
#Wilshire Bancorp, Inc.	300	2,112
#Wintrust Financial Corp.	500	14,105
#*World Acceptance Corp.	300	7,527
Zenith National Insurance Corp.	1,740	49,642
#Zions Bancorporation	4,300	60,888
*ZipRealty, Inc.	800	3,000

Total Financials		14,238,353

Industrials — (12.1%)
*3D Systems Corp.	200	1,764
3M Co.	1,200	88,284
A.O. Smith Corp.	700	27,741
AAON, Inc.	560	10,086
#*AAR Corp.	1,300	25,493
#ABM Industries, Inc.	1,400	26,292
*Acacia Technologies Group	300	2,280
*ACCO Brands Corp.	1,780	10,787
Actuant Corp.	1,600	24,976
#Acuity Brands, Inc.	400	12,664
Administaff, Inc.	600	14,892
*Advisory Board Co. (The)	200	4,928
#*AGCO Corp.	2,100	59,031
*Air Transport Services Group, Inc.	600	1,554
#*AirTran Holdings, Inc.	3,000	12,690
Alamo Group, Inc.	400	5,480
*Alaska Air Group, Inc.	800	20,576
Albany International Corp.	860	14,328
Alexander & Baldwin, Inc.	1,300	37,479
#*Alliant Techsystems, Inc.	200	15,556

1111

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Allied Defense Group, Inc.	300	$1,890
*Altra Holdings, Inc.	200	1,754
#*Amerco, Inc.	700	29,589
American Ecology Corp.	400	6,648
*American Reprographics Co.	300	1,800
American Science & Engineering, Inc.	200	13,224
#*American Superconductor Corp.	600	20,112
American Woodmark Corp.	300	5,901
Ameron International Corp.	240	14,155
Ametek, Inc.	500	17,445
Ampco-Pittsburgh Corp.	500	13,450
*AMR Corp.	3,000	16,170
#Apogee Enterprises, Inc.	1,400	18,536
#Applied Signal Technologies, Inc.	400	8,196
#*Argon ST, Inc.	700	13,020
Arkansas Best Corp.	1,300	33,566
#*Arotech Corp.	700	1,379
#*Astec Industries, Inc.	700	16,100
*ATC Technology Corp.	1,000	20,900
*Atlas Air Worldwide Holdings, Inc.	850	22,347
Avery Dennison Corp.	700	24,955
#*Avis Budget Group, Inc.	2,400	20,160
#*AZZ, Inc.	300	10,278
B.F. Goodrich Co.	1,700	92,395
#Badger Meter, Inc.	200	7,454
*Baker (Michael) Corp.	300	10,710
#Baldor Electric Co.	2,500	64,625
*Baldwin Technology Co., Inc. Class A	500	890
#Barnes Group, Inc.	1,200	19,020
Barrett Business Services, Inc.	300	3,480
#*BE Aerospace, Inc.	1,600	28,368
*Beacon Roofing Supply, Inc.	200	2,872
Belden, Inc.	1,300	29,835
#*Blount International, Inc.	1,000	9,040
*BlueLinx Holdings, Inc.	1,600	4,688
#Boeing Co.	1,900	90,820
Brady Co. Class A	1,500	40,620
Briggs & Stratton Corp.	1,400	26,180
Brink’s Co. (The)	1,100	26,103
*BTU International, Inc.	300	1,524
Bucyrus International, Inc.	1,000	44,420
Burlington Northern Santa Fe Corp.	3,200	241,024
#*C&D Technologies, Inc.	800	1,464
#C.H. Robinson Worldwide, Inc.	500	27,555
*CAI International, Inc.	300	2,250
#*Capstone Turbine Corp.	600	702
#Carlisle Cos., Inc.	1,800	55,872
Cascade Corp.	400	9,936
*Casella Waste Systems, Inc.	700	1,953
Caterpillar, Inc.	1,400	77,084
*CBIZ, Inc.	1,800	12,672
CDI Corp.	1,000	12,180
*CECO Environmental Corp.	200	746
*Celadon Group, Inc.	500	4,880
#*Cenveo, Inc.	300	2,124
*Ceradyne, Inc.	600	9,672
*Chart Industries, Inc.	1,300	25,701
#Cintas Corp.	2,200	60,918
CIRCOR International, Inc.	500	13,625
#CLAROC, Inc.	1,100	32,373
*Clean Harbors, Inc.	200	11,290

1112

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Columbus McKinnon Corp.	700	$11,585
#Comfort Systems USA, Inc.	1,200	13,080
*Commercial Vehicle Group, Inc.	400	1,892
*COMSYS IT Partners, Inc.	300	2,055
*Consolidated Graphics, Inc.	500	10,030
#*Continental Airlines, Inc.	1,600	18,400
#Con-way, Inc.	2,228	73,502
#Cooper Industries P.L.C.	1,483	57,377
*Copart, Inc.	580	18,659
*Cornell Cos., Inc.	100	2,284
Corporate Executive Board Co.	300	7,203
#*Corrections Corp. of America	2,800	67,032
#*CoStar Group, Inc.	500	19,410
*Covanta Holding Corp.	4,200	72,156
#*CRA International, Inc.	400	9,900
#Crane Co.	1,300	36,205
CSX Corp.	6,500	274,170
Cubic Corp.	800	27,768
#Cummins, Inc.	3,900	167,934
Curtiss-Wright Corp.	1,000	29,820
#Danaher Corp.	1,000	68,230
Deere & Co.	1,400	63,770
Deluxe Corp.	700	9,961
Diamond Management & Technology Consultants, Inc.	400	2,368
*Document Security Systems, Inc.	200	556
#Donaldson Co., Inc.	600	21,402
Dover Corp.	2,500	94,200
Ducommun, Inc.	300	5,106
#Dun & Bradstreet Corp. (The)	200	15,312
*DXP Enterprises, Inc.	200	2,296
*Dycom Industries, Inc.	1,300	12,844
*Dynamex, Inc.	300	5,559
Dynamic Materials Corp.	200	3,856
#*Eagle Bulk Shipping, Inc.	3,100	14,694
Eaton Corp.	700	42,315
*EMCOR Group, Inc.	1,500	35,430
Emerson Electric Co.	1,500	56,625
#Encore Wire Corp.	700	14,525
#*Energy Conversion Devices, Inc.	800	8,616
*EnerNOC, Inc.	300	8,619
*EnerSys, Inc.	1,600	35,360
Ennis, Inc.	500	7,575
#*EnPro Industries, Inc.	600	13,548
Equifax, Inc.	2,400	65,712
#*ESCO Technologies, Inc.	800	31,424
*Esterline Technologies Corp.	1,600	67,376
#*Evergreen Solar, Inc.	2,900	4,205
#Expeditors International of Washington, Inc.	800	25,776
*Exponent, Inc.	500	13,005
Fastenal Co.	600	20,700
Federal Signal Corp.	1,700	10,438
FedEx Corp.	5,868	426,545
*First Solar, Inc.	200	24,386
*Flanders Corp.	700	3,528
*Flow International Corp.	500	1,205
Flowserve Corp.	200	19,642
Fluor Corp.	600	26,652
#Forward Air Corp.	700	14,938
*Franklin Covey Co.	700	3,654
Franklin Electric Co., Inc.	700	19,096
*FTI Consulting, Inc.	1,000	40,810

1113

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*FuelCell Energy, Inc.	1,500	$4,995
*Furmanite Corp.	1,800	6,444
G & K Services, Inc. Class A	800	17,720
*Gardner Denver Machinery, Inc.	1,500	53,865
GATX Corp.	1,600	43,488
*GenCorp, Inc.	1,200	8,928
*General Cable Corp.	500	15,570
General Dynamics Corp.	2,100	131,670
General Electric Co.	51,400	732,964
#*Genesee & Wyoming, Inc.	1,000	29,010
*GEO Group, Inc. (The)	1,500	31,725
*GeoEye, Inc.	600	15,222
*Gibraltar Industries, Inc.	600	6,492
#Gorman-Rupp Co. (The)	700	17,283
*GP Strategies Corp.	600	4,224
Graco, Inc.	600	16,524
*Graftech International, Ltd.	1,400	18,900
Granite Construction, Inc.	400	11,424
*Greenbrier Cos., Inc.	700	6,216
*H&E Equipment Services, Inc.	400	4,240
Hardinge, Inc.	300	1,575
Harsco Corp.	1,100	34,639
Healthcare Services Group, Inc.	950	18,763
#Heartland Express, Inc.	3,000	40,800
#HEICO Corp.	300	11,409
HEICO Corp. Class A	488	15,060
#Heidrick & Struggles International, Inc.	400	10,944
*Herley Industries, Inc.	600	6,786
Herman Miller, Inc.	600	9,270
*Hexcel Corp.	800	8,800
*Hill International, Inc.	900	6,048
Hi-Shear Technology Corp.	200	3,842
HNI Corp.	600	15,792
Honeywell International, Inc.	1,300	46,657
Horizon Lines, Inc.	800	4,200
*Hub Group, Inc. Class A	700	17,402
#Hubbell, Inc. Class B	1,400	59,542
*Hudson Highland Group, Inc.	700	2,268
*Hurco Cos., Inc.	200	3,180
*Huron Consulting Group, Inc.	200	4,640
*Huttig Building Products, Inc.	700	462
IDEX Corp.	2,320	65,958
#*IHS, Inc.	300	15,528
*II-VI, Inc.	700	18,529
Illinois Tool Works, Inc.	1,600	73,472
#Ingersoll-Rand P.L.C.	7,500	236,925
*InnerWorkings, Inc.	440	2,266
*Innovative Solutions & Support, Inc.	400	1,824
*Insituform Technologies, Inc. Class A	1,400	29,680
Insteel Industries, Inc.	600	6,672
*Integrated Electrical Services, Inc.	500	3,290
Interface, Inc. Class A	1,300	10,088
#*Interline Brands, Inc.	1,100	16,060
*Intersections, Inc.	500	2,850
#*Iron Mountain, Inc.	2,600	63,518
ITT Industries, Inc.	620	31,434
#J.B. Hunt Transport Services, Inc.	720	21,643
#*Jacobs Engineering Group, Inc.	400	16,916
*JetBlue Airways Corp.	5,900	29,264
John Bean Technologies Corp.	329	5,402
#Joy Global, Inc.	500	25,205

1114

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kadant, Inc.	700	$9,023
Kaman Corp. Class A	600	12,396
#*Kansas City Southern	4,200	101,766
#Kaydon Corp.	800	27,992
*Kelly Services, Inc. Class A	700	7,756
Kennametal, Inc.	2,200	51,832
*Key Technology, Inc.	200	2,170
*Kforce, Inc.	1,400	16,422
Kimball International, Inc. Class B	600	4,500
#*Kirby Corp.	2,300	77,740
Knight Transportation, Inc.	2,000	32,080
#Knoll, Inc.	500	4,900
*Korn/Ferry International	1,200	19,152
*Kratos Defense & Security Solutions, Inc.	383	4,167
L-3 Communications Holdings, Inc.	1,400	101,206
*LaBarge, Inc.	520	5,772
*Ladish Co., Inc.	500	6,480
Landstar System, Inc.	400	14,096
*Layne Christensen Co.	400	10,360
*LECG Corp.	700	2,415
#Lennox International, Inc.	560	18,855
Lincoln Electric Holdings, Inc.	1,000	47,440
#Lindsay Corp.	300	9,849
*LMI Aerospace, Inc.	300	3,231
Lockheed Martin Corp.	900	61,911
LSI Industries, Inc.	700	4,893
*M&F Worldwide Corp.	400	8,512
*Magnetek, Inc.	700	875
*Manitex International, Inc.	225	455
#Manitowoc Co., Inc. (The)	600	5,484
#Manpower, Inc.	1,200	56,892
*Marten Transport, Ltd.	600	10,524
#Masco Corp.	5,100	59,925
*Mastec, Inc.	1,900	22,420
McGrath Rentcorp	900	17,775
*Metalico, Inc.	568	2,295
Met-Pro Corp.	533	4,904
*MFRI, Inc.	200	1,344
#*Microvision, Inc.	600	2,226
#*Middleby Corp.	379	17,172
*Miller Industries, Inc.	300	3,015
#Mine Safety Appliances Co.	1,000	25,490
#*Mobile Mini, Inc.	1,000	14,500
#*Monster Worldwide, Inc.	6,500	94,380
*Moog, Inc.	1,100	27,467
*MPS Group, Inc.	3,400	45,968
MSC Industrial Direct Co., Inc. Class A	500	21,525
Mueller Industries, Inc.	1,100	26,026
Mueller Water Products, Inc.	1,700	7,616
NACCO Industries, Inc. Class A	200	11,920
National Technical Systems, Inc.	300	1,704
*Navigant Consulting, Inc.	2,000	28,480
*NCI Building Systems, Inc.	400	784
Nordson Corp.	600	31,662
Norfolk Southern Corp.	4,000	186,480
*North American Galvanizing & Coating, Inc.	533	2,676
Northrop Grumman Corp.	3,395	170,191
*Northwest Pipe Co.	100	3,010
#*Old Dominion Freight Line, Inc.	800	20,792
*Omega Flex, Inc.	169	2,628
*On Assignment, Inc.	1,800	10,872

1115

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Orbital Sciences Corp.	1,400	$18,032
*Orion Marine Group, Inc.	200	3,808
*Oshkosh Truck Corp. Class B	2,100	65,646
#Otter Tail Corp.	600	13,956
#*Owens Corning, Inc.	1,600	35,376
*P.A.M. Transportation Services, Inc.	300	2,328
#Paccar, Inc.	750	28,058
*Pacer International, Inc.	600	1,716
Parker Hannifin Corp.	1,800	95,328
*Park-Ohio Holdings Corp.	500	3,110
#Pentair, Inc.	1,740	50,634
*Pinnacle Airlines Corp.	600	3,618
Pitney Bowes, Inc.	900	22,050
*PMFG, Inc.	300	4,341
Portec Rail Products, Inc.	240	2,090
*Powell Industries, Inc.	300	11,034
#*Power-One, Inc.	2,800	7,700
*PowerSecure International, Inc.	500	4,160
Precision Castparts Corp.	200	19,076
*Protection One, Inc.	500	2,690
*Quality Distribution, Inc.	700	2,618
Quanex Building Products Corp.	1,300	19,331
#*Quanta Services, Inc.	1,200	25,440
#*Quixote Corp.	300	618
R. R. Donnelley & Sons Co.	6,000	120,480
#Raven Industries, Inc.	300	7,410
Raytheon Co.	2,100	95,088
*RBC Bearings, Inc.	400	8,604
*RCM Technologies, Inc.	400	908
#Regal-Beloit Corp.	1,000	46,880
Republic Services, Inc.	4,210	109,081
*Resources Connection, Inc.	900	15,543
Robbins & Myers, Inc.	1,000	23,200
#Robert Half International, Inc.	460	10,672
#Rockwell Automation, Inc.	700	28,665
Rockwell Collins, Inc.	700	35,266
#Rollins, Inc.	840	15,187
#Roper Industries, Inc.	1,900	96,045
*Rush Enterprises, Inc. Class A	950	10,374
#Ryder System, Inc.	2,300	93,265
*Sauer-Danfoss, Inc.	2,300	16,560
Schawk, Inc.	800	7,856
#*School Specialty, Inc.	400	8,900
*Shaw Group, Inc.	800	20,528
Simpson Manufacturing Co., Inc.	1,600	37,424
SkyWest, Inc.	2,000	27,940
*SL Industries, Inc.	200	1,640
Southwest Airlines Co.	16,700	140,280
*Spire Corp.	200	938
#SPX Corp.	800	42,224
*Standard Parking Corp.	400	7,040
Standard Register Co.	700	3,339
Standex International Corp.	300	5,274
Steelcase, Inc. Class A	2,400	13,848
#*Stericycle, Inc.	300	15,711
*Sterling Construction Co., Inc.	400	6,452
#Sun Hydraulics, Inc.	200	3,812
#*SunPower Corp. Class B	740	16,028
Superior Uniform Group, Inc.	200	1,760
*Sykes Enterprises, Inc.	1,400	33,236
*Sypris Solutions, Inc.	700	2,170

1116

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#TAL International Group, Inc.	1,100	$13,046
*Taser International, Inc.	900	3,681
*Team, Inc.	600	9,738
*Teledyne Technologies, Inc.	800	27,328
Tennant Co.	800	21,328
*Terex Corp.	1,200	24,264
*Tetra Tech, Inc.	1,700	43,741
Textron, Inc.	800	14,224
*Thomas & Betts Corp.	1,300	44,473
*Thomas Group, Inc.	261	238
Timken Co.	5,100	112,353
Titan International, Inc.	1,125	9,450
Toro Co.	600	22,212
*TRC Cos., Inc.	700	2,219
Tredegar Industries, Inc.	800	10,904
*Trex Co., Inc.	200	3,182
#Trinity Industries, Inc.	1,900	32,072
Triumph Group, Inc.	500	23,405
*TrueBlue, Inc.	800	9,680
#*Tutor Perini Corp.	600	10,590
Twin Disc, Inc.	400	3,756
*UAL Corp.	1,600	10,416
*Ultralife Corp.	400	1,464
#Union Pacific Corp.	5,700	314,298
United Parcel Service, Inc.	1,300	69,784
*United Stationers, Inc.	800	37,712
United Technologies Corp.	3,100	190,495
Universal Forest Products, Inc.	600	21,408
*URS Corp.	900	34,974
#*USG Corp.	1,800	23,652
#Valmont Industries, Inc.	300	21,681
*Versar, Inc.	300	1,152
Viad Corp.	700	12,250
*Vicor Corp.	1,200	8,184
Virco Manufacturing Corp.	485	1,348
*Volt Information Sciences, Inc.	900	7,299
#W.W. Grainger, Inc.	320	29,994
*Wabash National Corp.	1,000	1,960
Wabtec Corp.	1,100	40,436
*Waste Connections, Inc.	2,000	62,860
#Waste Management, Inc.	2,400	71,712
Watsco, Inc. Class A	400	20,488
Watson Wyatt Worldwide, Inc.	1,200	52,296
Watts Water Technologies, Inc.	1,000	28,250
*WCA Waste Corp.	600	2,406
#Werner Enterprises, Inc.	3,600	67,500
*WESCO International, Inc.	600	15,336
Woodward Governor Co.	1,000	23,510
*Xerium Technologies, Inc.	1,300	1,261

Total Industrials		11,108,138

Information Technology — (13.1%)
*3Com Corp.	5,700	29,298
*Actel Corp.	1,000	11,920
*ActivIdentity Corp.	2,047	4,647
*Activision Blizzard, Inc.	10,280	111,332
*Actuate Corp.	1,300	6,513
*Adaptec, Inc.	4,700	14,993
#*ADC Telecommunications, Inc.	3,400	22,066
*ADDvantage Technologies Group, Inc.	400	940
*Adobe Systems, Inc.	1,100	36,234

1117

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Adtran, Inc.	1,000	$23,040
*Advanced Analogic Technologies, Inc.	1,200	3,780
#*Advanced Energy Industries, Inc.	1,300	15,873
#*Advanced Micro Devices, Inc.	10,700	49,220
*Advanced Photonix, Inc.	600	396
#*Advent Software, Inc.	400	15,288
*Aehr Test Systems	200	264
*Affiliated Computer Services, Inc. Class A	2,700	140,643
*Agilent Technologies, Inc.	1,100	27,214
Agilysys, Inc.	900	4,239
#*Akamai Technologies, Inc.	700	15,400
Altera Corp.	1,100	21,769
American Software, Inc. Class A	900	5,850
#*Amkor Technology, Inc.	1,800	9,918
Amphenol Corp.	600	24,072
*Amtech Systems, Inc.	200	1,080
*Anadigics, Inc.	3,000	9,630
Analog Devices, Inc.	1,300	33,319
*Anaren, Inc.	500	7,310
#*Anixter International, Inc.	800	33,480
#*Ansys, Inc.	500	20,290
*Apple, Inc.	1,600	301,600
Applied Materials, Inc.	4,200	51,240
*Applied Micro Circuits Corp.	3,550	27,761
#*Ariba, Inc.	2,200	26,004
#*Arris Group, Inc.	3,610	37,039
*Arrow Electronics, Inc.	6,500	164,710
*Art Technology Group, Inc.	2,800	11,536
*Aspen Technology, Inc.	1,600	16,800
#*Atheros Communications, Inc.	1,000	24,620
*Atmel Corp.	14,200	52,824
#*ATMI, Inc.	1,100	16,665
*Autodesk, Inc.	900	22,437
Automatic Data Processing, Inc.	1,200	47,760
*Avid Technology, Inc.	900	11,367
*Avnet, Inc.	3,200	79,296
*Avocent Corp.	1,700	42,279
AVX Corp.	9,400	106,408
*Aware, Inc.	900	2,106
*Axcelis Technologies, Inc.	2,723	2,587
*AXT, Inc.	800	1,848
Bel Fuse, Inc. Class B	300	5,430
*Bell Microproducts, Inc.	900	2,628
*Benchmark Electronics, Inc.	2,400	40,320
Black Box Corp.	800	21,208
*Blackboard, Inc.	300	10,641
*Blue Coat Systems, Inc.	400	8,912
*BMC Software, Inc.	800	29,728
*Bottomline Technologies, Inc.	900	13,212
*Brightpoint, Inc.	1,600	11,792
#*Broadcom Corp.	900	23,949
Broadridge Financial Solutions, Inc.	800	16,648
*Brocade Communications Systems, Inc.	8,600	73,788
*Brooks Automation, Inc.	2,700	18,576
*BSQUARE Corp.	300	696
CA, Inc.	2,200	46,024
#*Cabot Microelectronics Corp.	700	22,386
#*CACI International, Inc. Class A	1,600	76,192
*Cadence Design Systems, Inc.	2,640	16,130
*CalAmp Corp.	500	1,555
*California Micro Devices Corp.	680	2,033

1118

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Callidus Software, Inc.	1,100	$3,355
*CEVA, Inc.	700	7,091
*Checkpoint Systems, Inc.	1,300	17,641
*Chordiant Software, Inc.	300	1,044
#*Ciena Corp.	900	10,557
*Cirrus Logic, Inc.	1,800	8,712
*Cisco Sytems, Inc.	11,000	251,350
#*Citrix Systems, Inc.	4,200	154,392
*Cogent, Inc.	4,900	47,285
#Cognex Corp.	1,140	18,343
*Cognizant Technology Solutions Corp.	800	30,920
#*Coherent, Inc.	1,100	27,643
Cohu, Inc.	600	6,828
#*CommScope, Inc.	3,800	102,676
#*Computer Sciences Corp.	2,700	136,917
#*Compuware Corp.	7,100	50,126
*Comtech Telecommunications Corp.	500	16,060
*Concur Technologies, Inc.	600	21,384
#*Convera Corp.	1,100	274
*Convergys Corp.	5,700	61,845
#Corning, Inc.	3,600	52,596
*CPI International, Inc.	600	5,940
*Cray, Inc.	400	2,984
#*Cree, Inc.	500	21,050
*CSG Systems International, Inc.	800	13,072
*CyberOptics Corp.	300	1,809
*CyberSource Corp.	500	8,190
#*Cymer, Inc.	800	27,392
*Cypress Semiconductor Corp.	2,700	22,761
Daktronics, Inc.	500	3,760
*DealerTrack Holdings, Inc.	700	11,536
*Dell, Inc.	3,100	44,919
*DG FastChannel, Inc.	600	12,582
*Dice Holdings, Inc.	700	4,207
Diebold, Inc.	1,900	57,456
*Digi International, Inc.	900	7,155
#*Digimarc Corp.	228	3,192
*Digital River, Inc.	900	20,547
#*Diodes, Inc.	900	14,742
*Ditech Networks, Inc.	1,200	1,536
*Dolby Laboratories, Inc.	200	8,388
*Dot Hill Systems Corp.	544	990
*DSP Group, Inc.	600	3,468
*DST Systems, Inc.	200	8,342
*DTS, Inc.	500	14,125
*Dynamics Research Corp.	300	3,843
EarthLink, Inc.	3,100	25,110
*eBay, Inc.	3,100	69,037
#*Ebix, Inc.	100	6,160
#*Echelon Corp.	600	8,190
*EchoStar Corp.	60	1,090
Electro Rent Corp.	900	9,639
*Electro Scientific Industries, Inc.	800	8,752
*Electronic Arts, Inc.	800	14,592
*Electronics for Imaging, Inc.	1,600	18,656
*EMC Corp.	6,900	113,643
#*EMCORE Corp.	1,200	1,224
*EMS Technologies, Inc.	520	9,064
*Emulex Corp.	2,400	24,240
*Entegris, Inc.	3,900	14,664
*Entorian Technologies, Inc.	24	114

1119

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Entropic Communications, Inc.	1,500	$3,945
*Epicor Software Corp.	1,500	11,580
#*EPIQ Systems, Inc.	900	11,349
#*Equinix, Inc.	200	17,064
*Euronet Worldwide, Inc.	1,600	37,840
*Exar Corp.	2,500	17,250
*ExlService Holdings, Inc.	200	2,722
*Extreme Networks	1,600	3,184
*F5 Networks, Inc.	400	17,956
FactSet Research Systems, Inc.	300	19,215
#Fair Isaac Corp.	1,600	32,528
*Fairchild Semiconductor Corp. Class A	3,600	26,928
*FalconStor Software, Inc.	700	2,331
*Faro Technologies, Inc.	300	4,638
#*FEI Co.	800	19,048
Fidelity National Information Services, Inc.	4,549	98,986
#*Finisar Corp.	412	3,069
#*Fiserv, Inc.	4,600	211,002
*FLIR Systems, Inc.	800	22,248
*FormFactor, Inc.	1,400	23,786
*Forrester Research, Inc.	700	17,731
*Frequency Electronics, Inc.	300	1,320
*Gartner Group, Inc.	900	16,758
*Gerber Scientific, Inc.	900	4,158
#*Global Cash Access, Inc.	1,000	6,330
Global Payments, Inc.	500	24,615
*Globecomm Systems, Inc.	1,100	7,436
*Google, Inc.	400	214,448
#*GSI Commerce, Inc.	800	15,176
*Hackett Group, Inc.	1,600	4,992
*Harmonic, Inc.	1,400	7,350
Harris Corp.	600	25,032
*Harris Stratex Networks, Inc. Class A	949	5,979
Heartland Payment Systems, Inc.	400	4,916
*Hewitt Associates, Inc. Class A	500	17,760
Hewlett-Packard Co.	8,100	384,426
*Hittite Microwave Corp.	300	11,040
*Hughes Communications, Inc.	1,100	25,652
*Hutchinson Technology, Inc.	1,200	6,984
*Hypercom Corp.	1,600	4,560
*I.D. Systems, Inc.	400	1,460
*IAC/InterActiveCorp.	4,007	75,893
*iGATE Corp.	1,500	13,245
*iGo, Inc.	500	665
*Ikanos Communications, Inc.	1,100	1,903
*Imation Corp.	400	3,528
Imergent, Inc.	200	1,330
*Immersion Corp.	800	2,936
#*Informatica Corp.	1,000	21,230
*InfoSpace, Inc.	1,000	8,570
*Ingram Micro, Inc.	5,900	104,135
*Innodata Isogen, Inc.	200	1,296
*Insight Enterprises, Inc.	1,600	16,832
*Integral Systems, Inc.	800	6,720
*Integrated Device Technology, Inc.	5,600	32,928
*Integrated Silicon Solution, Inc.	836	2,926
Intel Corp.	13,300	254,163
*Interactive Intelligence, Inc.	400	6,708
*Intermec, Inc.	1,700	20,944
*Internap Network Services Corp.	1,600	5,120
International Business Machines Corp.	3,400	410,074

1120

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*International Rectifier Corp.	3,700	$67,636
*Internet Capital Group, Inc.	1,300	9,451
*Interphase Corp.	200	476
#Intersil Corp.	4,800	60,240
*Intevac, Inc.	700	7,140
*IntriCon Corp.	200	675
*Intuit, Inc.	1,000	29,070
iPass, Inc.	2,100	2,730
*Iteris, Inc.	1,100	1,562
#*Itron, Inc.	300	18,012
#*Ixia	2,200	14,630
*IXYS Corp.	1,200	8,040
*j2 Global Communications, Inc.	700	14,315
Jabil Circuit, Inc.	2,900	38,802
Jack Henry & Associates, Inc.	1,400	32,298
*JDA Software Group, Inc.	1,000	19,840
*JDS Uniphase Corp.	6,600	36,894
#*Juniper Networks, Inc.	1,100	28,061
Keithley Instruments, Inc.	500	1,630
*Kenexa Corp.	800	10,080
*KEY Tronic Corp.	400	904
KLA-Tencor Corp.	1,000	32,510
*Knot, Inc. (The)	1,100	11,737
*Kopin Corp.	1,717	7,623
*Kulicke & Soffa Industries, Inc.	1,300	6,045
*KVH Industries, Inc.	400	4,200
*L-1 Identity Solutions, Inc.	2,900	17,139
#*Lam Research Corp.	600	20,232
*LaserCard Corp.	200	1,340
*Lawson Software, Inc.	5,200	32,812
*LeCroy Corp.	400	1,496
Lender Processing Services, Inc.	500	19,900
#*Lexmark International, Inc.	1,600	40,800
#Linear Technology Corp.	940	24,327
*Lionbridge Technologies, Inc.	322	673
*Liquidity Services, Inc.	1,400	13,468
*Littlefuse, Inc.	700	19,292
*LoJack Corp.	600	2,532
#*LoopNet, Inc.	562	4,906
*Loral Space & Communications, Inc.	700	18,494
*LSI Corp.	3,300	16,896
*LTX-Credence Corp.	674	903
#*Magma Design Automation, Inc.	400	860
*Management Network Group, Inc.	1,300	715
#*Manhattan Associates, Inc.	706	16,203
*ManTech International Corp. Class A	600	26,316
Marchex, Inc. Class B	900	4,077
*Mastech Holdings, Inc.	44	219
MasterCard, Inc. Class A	200	43,804
*Mattson Technology, Inc.	2,300	4,876
Maxim Integrated Products, Inc.	1,000	16,670
Maximus, Inc.	800	37,008
#*Maxwell Technologies, Inc.	700	12,551
*McAfee, Inc.	800	33,504
*MEMC Electronic Materials, Inc.	500	6,210
*Mentor Graphics Corp.	2,900	21,170
*Mercury Computer Systems, Inc.	700	7,490
Methode Electronics, Inc.	2,000	14,500
#Micrel, Inc.	1,800	13,446
#Microchip Technology, Inc.	1,400	33,544
*Micron Technology, Inc.	14,600	99,134

1121

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Micros Systems, Inc.	800	$21,536
*Microsemi Corp.	1,700	22,627
Microsoft Corp.	14,500	402,085
*Microtune, Inc.	1,200	2,052
*MIPS Technologies, Inc.	2,400	9,480
#*MKS Instruments, Inc.	1,700	26,588
*ModusLink Global Solutions, Inc.	2,200	18,084
Molex, Inc. Class A	1,484	24,560
*MoneyGram International, Inc.	1,200	3,588
*Monolithic Power Systems, Inc.	400	7,996
*Monotype Imaging Holdings, Inc.	300	2,256
#Motorola, Inc.	32,100	275,097
*MRV Communications, Inc.	2,481	1,836
MTS Systems Corp.	800	21,200
*Multi-Fineline Electronix, Inc.	800	21,800
*Napco Security Technologies, Inc.	700	1,344
#National Instruments Corp.	1,000	26,700
#National Semiconductor Corp.	1,100	14,234
*NCR Corp.	3,300	33,495
*NetApp, Inc.	600	16,230
*NETGEAR, Inc.	800	14,584
*NetLogic Microsystems, Inc.	500	19,005
*NetScout Systems, Inc.	1,100	13,519
*NetSuite, Inc.	200	2,794
*Network Equipment Technologies, Inc.	1,100	3,630
*NeuStar, Inc.	700	16,170
*NextWave Wireless, Inc.	1,700	986
*NIC, Inc.	700	6,132
#*Novatel Wireless, Inc.	700	6,244
*Novell, Inc.	19,500	79,755
*Novellus Systems, Inc.	3,300	67,914
*Nu Horizons Electronics Corp.	700	2,723
#*Nuance Communications, Inc.	2,900	38,019
*Nvidia Corp.	1,350	16,146
*Oclaro, Inc.	2,500	2,650
*OmniVision Technologies, Inc.	1,900	23,294
#*ON Semiconductor Corp.	6,498	43,472
*Online Resources Corp.	1,600	8,400
*Openwave Systems, Inc.	900	2,043
*Oplink Communications, Inc.	800	11,864
OPNET Technologies, Inc.	800	8,720
Oracle Corp.	11,700	246,870
*OSI Systems, Inc.	500	9,815
#*Palm, Inc.	3,000	34,830
*PAR Technology Corp.	400	2,180
#*Parametric Technology Corp.	2,500	37,275
Park Electrochemical Corp.	600	13,488
#*ParkerVision, Inc.	800	2,216
#Paychex, Inc.	1,000	28,410
*PC Connection, Inc.	1,100	6,468
*PC Mall, Inc.	400	2,836
*PC-Tel, Inc.	700	4,102
*PDF Solutions, Inc.	800	2,832
Pegasystems, Inc.	1,200	34,404
*Perficient, Inc.	600	4,884
*Performance Technologies, Inc.	400	1,124
*Pericom Semiconductor Corp.	900	8,469
*Perot Systems Corp.	4,700	140,718
*Pervasive Software, Inc.	800	3,920
*Phoenix Technologies, Ltd.	300	702
*Photronics, Inc.	500	2,090

1122

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Planar Systems, Inc.	700	$1,589
Plantronics, Inc.	1,600	38,576
*PLATO Learning, Inc.	800	3,536
*Plexus Corp.	1,300	32,890
*PLX Technology, Inc.	900	2,826
*PMC-Sierra, Inc.	3,700	31,524
*Polycom, Inc.	3,600	77,292
Power Integrations, Inc.	700	21,840
*Presstek, Inc.	1,300	2,210
*Progress Software Corp.	1,200	27,720
*PROS Holdings, Inc.	300	2,697
QAD, Inc.	1,013	4,619
*QLogic Corp.	2,100	36,834
QUALCOMM, Inc.	3,800	157,358
*Quantum Corp.	5,700	10,545
*Quest Software, Inc.	4,000	67,080
*QuickLogic Corp.	900	1,944
*Radiant Systems, Inc.	1,100	10,824
*RadiSys Corp.	900	7,659
*RAE Systems, Inc.	900	702
#*Rambus, Inc.	900	14,400
*Ramtron International Corp.	800	1,352
*RealNetworks, Inc.	4,900	17,493
#*Red Hat, Inc.	800	20,648
*Relm Wireless Corp.	100	277
Renaissance Learning, Inc.	400	3,632
#*RF Micro Devices, Inc.	2,501	9,954
Richardson Electronics, Ltd.	500	2,825
*RightNow Technologies, Inc.	578	8,820
*Rimage Corp.	400	7,360
*Rofin-Sinar Technologies, Inc.	800	17,160
*Rogers Corp.	600	15,570
*Rovi Corp.	2,322	63,971
#*Rubicon Technology, Inc.	200	3,024
*Rudolph Technologies, Inc.	1,100	6,974
*Saba Software, Inc.	700	3,003
#*Salesforce.com, Inc.	500	28,375
#*Sandisk Corp.	3,200	65,536
*Sapient Corp.	2,900	23,606
*SAVVIS, Inc.	1,400	20,706
*ScanSource, Inc.	700	17,773
*Scientific Learning Corp.	400	2,020
*SeaChange International, Inc.	400	2,708
*Semitool, Inc.	1,000	7,060
#*Semtech Corp.	2,900	44,863
#*Sigma Designs, Inc.	300	3,603
*Silicon Graphics International Corp.	600	3,576
*Silicon Image, Inc.	2,500	5,275
*Silicon Laboratories, Inc.	1,200	50,280
*Silicon Storage Technology, Inc.	4,045	8,211
#*Skyworks Solutions, Inc.	5,200	54,236
*Smart Modular Technologies (WWH), Inc.	3,100	12,586
*Smith Micro Software, Inc.	1,100	9,988
Soapstone Networks, Inc.	500	315
*Sonic Solutions, Inc.	700	3,402
*SonicWALL, Inc.	1,800	14,292
*Sonus Networks, Inc.	5,900	11,328
*SourceForge, Inc.	1,700	1,972
*Spectrum Control, Inc.	500	4,225
*SRA International, Inc.	1,400	26,264
*SRS Labs, Inc.	500	3,245

1123

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Standard Microsystems Corp.	800	$15,408
*StarTek, Inc.	500	2,900
*STEC, Inc.	1,100	23,452
#*Stratasys, Inc.	600	9,468
*Sun Microsystems, Inc.	2,675	21,882
*Super Micro Computer, Inc.	253	2,039
*Supertex, Inc.	400	9,700
*Support.com, Inc.	1,800	4,320
*Switch & Data Facilities Co., Inc.	200	3,346
#*Sybase, Inc.	400	15,824
*Sycamore Networks, Inc.	9,200	26,220
*Symantec Corp.	2,500	43,950
*Symmetricom, Inc.	1,403	6,720
*Symyx Technologies, Inc.	1,700	9,979
#*Synaptics, Inc.	350	7,875
#*SYNNEX Corp.	1,100	28,303
*Synopsys, Inc.	4,200	92,400
Syntel, Inc.	600	21,498
#*Take-Two Interactive Software, Inc.	2,100	23,037
*Tech Data Corp.	1,700	65,331
Technitrol, Inc.	1,400	10,906
*TechTeam Global, Inc.	400	3,132
*Techwell, Inc.	200	2,076
*Tekelec	1,700	25,534
*TeleCommunication Systems, Inc.	1,000	8,940
*TeleTech Holdings, Inc.	700	12,523
*Tellabs, Inc.	20,200	121,604
*Telular Corp.	600	1,782
*Teradata Corp.	1,000	27,880
#*Teradyne, Inc.	4,500	37,665
*Terremark Worldwide, Inc.	1,600	10,224
*Tessera Technologies, Inc.	1,100	24,321
#Texas Instruments, Inc.	3,200	75,040
TheStreet.com, Inc.	300	747
*THQ, Inc.	1,300	6,799
*TIBCO Software, Inc.	5,700	49,875
*TiVo, Inc.	1,400	15,232
#*TNS, Inc.	100	2,826
Total System Services, Inc.	1,114	17,791
*Transact Technologies, Inc.	400	2,268
#*Travelzoo, Inc.	400	5,528
*Trimble Navigation, Ltd.	600	12,582
*Triquint Semiconductor, Inc.	5,441	29,327
*TTM Technologies, Inc.	1,700	17,289
#*Tyler Technologies, Inc.	1,100	20,922
#*Ultimate Software Group, Inc.	300	7,653
*Ultra Clean Holdings, Inc.	800	4,408
*Ultratech, Inc.	700	9,044
#*Unisys Corp.	110	3,205
United Online, Inc.	1,900	15,200
#*Universal Display Corp.	650	7,384
#*ValueClick, Inc.	1,100	10,824
*Varian Semiconductor Equipment Associates, Inc.	700	19,873
#*Veeco Instruments, Inc.	1,100	26,785
*VeriFone Holdings, Inc.	300	3,990
#*VeriSign, Inc.	700	15,967
*Viasat, Inc.	1,000	29,150
*Vicon Industries, Inc.	200	1,350
*Video Display Corp.	300	1,466
*Virage Logic Corp.	700	4,130
#*VirnetX Holding Corp.	700	1,512

1124

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Vishay Intertechnology, Inc.	6,300	$39,249
*Vocus, Inc.	200	3,620
*Web.com Group, Inc.	1,100	7,744
*WebMediaBrands, Inc.	995	627
#*Websense, Inc.	500	8,030
*Westell Technologies, Inc.	2,100	2,352
*Western Digital Corp.	3,500	117,880
*Wireless Ronin Technologies, Inc.	300	984
*Wireless Telecom Group, Inc.	300	201
*Wright Express Corp.	500	13,955
#Xerox Corp.	9,200	69,184
#Xilinx, Inc.	1,000	21,750
*X-Rite, Inc.	1,000	2,000
*Yahoo!, Inc.	3,000	47,700
*Zebra Technologies Corp. Class A	1,500	37,500
*ZiLOG, Inc.	600	1,620
*Zoran Corp.	1,600	14,192

Total Information Technology		11,959,651

Materials — (4.8%)
A.M. Castle & Co.	700	7,889
*AEP Industries, Inc.	200	6,976
Air Products & Chemicals, Inc.	700	53,991
Airgas, Inc.	1,800	79,848
AK Steel Holding Corp.	400	6,348
#Albemarle Corp.	500	15,790
#Alcoa, Inc.	7,700	95,634
#Allegheny Technologies, Inc.	500	15,430
#AMCOL International Corp.	1,400	36,456
#American Vanguard Corp.	800	6,640
#AptarGroup, Inc.	1,600	56,496
Arch Chemicals, Inc.	700	19,383
Ashland, Inc.	2,141	73,950
*Balchem Corp.	600	16,554
#Ball Corp.	500	24,665
Bemis Co., Inc.	3,000	77,490
*Brush Engineered Materials, Inc.	600	11,070
*BWAY Holding Co.	200	3,554
Cabot Corp.	1,200	26,316
*Calgon Carbon Corp.	1,100	17,424
#Carpenter Technology Corp.	1,200	25,236
Celanese Corp. Class A	700	19,215
#*Century Aluminum Co.	500	4,335
CF Industries Holdings, Inc.	600	49,950
#Cliffs Natural Resources, Inc.	1,800	64,026
#*Coeur d’Alene Mines Corp.	488	9,799
Commercial Metals Co.	3,500	51,940
Compass Minerals International, Inc.	300	18,696
*Core Molding Technologies, Inc.	300	843
*Crown Holdings, Inc.	900	23,985
Cytec Industries, Inc.	1,400	46,438
Deltic Timber Corp.	600	25,500
Dow Chemical Co.	16,900	396,812
du Pont (E.I.) de Nemours & Co.	2,800	89,096
#Eagle Materials, Inc.	2,100	52,185
Eastman Chemical Co.	1,200	63,012
Ecolab, Inc.	600	26,376
*Ferro Corp.	2,200	13,486
*Flotek Industries, Inc.	200	322
FMC Corp.	500	25,550
Freeport-McMoRan Copper & Gold, Inc. Class B	2,000	146,720

1125

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Friedman Industries, Inc.	300	$1,731
*General Moly, Inc.	600	1,320
#*Georgia Gulf Corp.	28	402
*Graphic Packaging Holding Co.	5,693	13,037
Greif, Inc. Class A	600	32,112
H.B. Fuller Co.	1,500	28,665
*Haynes International, Inc.	100	2,832
#*Headwaters, Inc.	1,500	6,180
#*Hecla Mining Co.	2,700	11,097
*ICO, Inc.	400	1,536
Innophos Holdings, Inc.	1,100	21,285
*Innospec, Inc.	200	2,364
International Flavors & Fragrances, Inc.	300	11,427
International Paper Co.	13,100	292,261
Kaiser Aluminum Corp.	1,100	43,945
*KapStone Paper & Packaging Corp.	600	4,164
KMG Chemicals, Inc.	300	3,690
Koppers Holdings, Inc.	100	2,612
*Landec Corp.	800	5,232
#*Louisiana-Pacific Corp.	2,100	11,025
*LSB Industries, Inc.	200	2,480
Lubrizol Corp.	1,000	66,560
Martin Marietta Materials, Inc.	200	16,664
*Material Sciences Corp.	400	800
MeadWestavco Corp.	4,800	109,584
Minerals Technologies, Inc.	600	29,556
Monsanto Co.	900	60,462
Mosaic Co. (The)	800	37,384
Myers Industries, Inc.	200	1,754
Nalco Holding Co.	2,900	61,335
*Nanophase Technologies Corp.	300	288
#NewMarket Corp.	600	56,100
Newmont Mining Corp.	2,600	112,996
NL Industries, Inc.	1,600	9,920
Nucor Corp.	1,200	47,820
#Olin Corp.	2,100	32,067
#Olympic Steel, Inc.	400	10,120
*OM Group, Inc.	900	24,318
*Omnova Solutions, Inc.	746	4,782
*Owens-Illinois, Inc.	700	22,316
#Packaging Corp. of America	2,400	43,872
#*Pactiv Corp.	700	16,163
*Penford Corp.	200	1,180
*PolyOne Corp.	3,411	19,033
#PPG Industries, Inc.	600	33,858
Praxair, Inc.	600	47,664
Quaker Chemical Corp.	400	8,240
*Ready Mix, Inc.	200	620
Reliance Steel & Aluminum Co.	4,000	145,920
Rock-Tenn Co. Class A	1,100	48,180
#*Rockwood Holdings, Inc.	3,300	65,604
Royal Gold, Inc.	800	35,336
RPM International, Inc.	3,500	61,670
*RTI International Metals, Inc.	700	14,497
Schnitzer Steel Industries, Inc. Class A	600	25,944
Schweitzer-Maudoit International, Inc.	500	25,825
#Scotts Miracle-Gro Co. Class A (The)	500	20,310
Sealed Air Corp.	2,400	46,152
Sensient Technologies Corp.	1,900	48,051
Silgan Holdings, Inc.	400	21,500
#Southern Copper Corp.	1,800	56,700

1126

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Spartech Corp.	1,500	$14,355
#Steel Dynamics, Inc.	3,400	45,526
Stepan Co.	300	17,172
#*Stillwater Mining Co.	2,800	17,360
Temple-Inland, Inc.	1,500	23,175
Terra Industries, Inc.	1,200	38,124
Texas Industries, Inc.	1,000	33,290
#*Titanium Metals Corp.	700	6,020
*U.S. Concrete, Inc.	1,100	1,771
#*U.S. Gold Corp.	1,400	3,780
*United States Lime & Minerals, Inc.	200	7,014
#United States Steel Corp.	1,600	55,184
*Universal Stainless & Alloy Products, Inc.	200	3,018
#Valhi, Inc.	900	8,451
#Valspar Corp.	3,000	76,110
#Vulcan Materials Co.	500	23,015
#Walter Energy, Inc.	700	40,950
Westlake Chemical Corp.	2,881	69,979
Weyerhaeuser Co.	2,000	72,680
#Worthington Industries, Inc.	2,400	26,520
*WR Grace & Co.	500	10,945
#Zep, Inc.	200	3,420
#*Zoltek Cos., Inc.	500	4,455

Total Materials		4,398,282

Other — (0.0%)
•*Softbrands, Inc. Escrow Shares	600	—

Telecommunication Services — (2.8%)
Alaska Communications Systems Group, Inc.	900	7,002
*American Tower Corp.	900	33,138
AT&T, Inc.	33,087	849,343
Atlantic Tele-Network, Inc.	400	18,336
#*Cbeyond, Inc.	300	4,005
#*Centennial Communications Corp.	2,000	16,920
#CenturyTel, Inc.	1,522	49,404
*Cincinnati Bell, Inc.	4,600	14,168
#*Cogent Communications Group, Inc.	500	5,065
#Consolidated Communications Holdings, Inc.	800	11,056
*Crown Castle International Corp.	3,000	90,660
D&E Communications, Inc.	500	5,600
#*FairPoint Communications, Inc.	1,611	174
#*FiberTower Corp.	600	411
Frontier Communications Corp.	4,800	34,416
*General Communications, Inc. Class A	1,100	6,765
#*Global Crossing, Ltd.	400	4,560
HickoryTech Corp.	250	2,253
*iBasis, Inc.	400	900
*IDT Corp. Class B	400	1,568
#Iowa Telecommunications Services, Inc.	700	8,239
#*iPCS, Inc.	300	7,161
#*Leap Wireless International, Inc.	4,000	52,880
*Level 3 Communications, Inc.	2,800	3,304
*NII Holdings, Inc.	500	13,465
*PAETEC Holding Corp.	1,200	3,888
*Premiere Global Services, Inc.	1,600	11,952
#Qwest Communications International, Inc.	6,700	24,053
*SBA Communications Corp.	700	19,747
#*Sprint Nextel Corp.	24,700	73,112
*SureWest Communications	400	3,528
*Syniverse Holdings, Inc.	1,900	32,547

1127

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Telephone & Data Systems, Inc.	1,300	$38,506
Telephone & Data Systems, Inc. Special Shares	400	11,040
*tw telecom, inc.	1,200	15,120
*United States Cellular Corp.	1,600	58,576
Verizon Communications, Inc.	34,440	1,019,080
Windstream Corp.	2,000	19,280

Total Telecommunication Services		2,571,222

Utilities — (2.4%)
*AES Corp.	1,500	19,605
AGL Resources, Inc.	1,200	41,952
Allegheny Energy, Inc.	700	15,974
#ALLETE, Inc.	800	27,080
Alliant Energy Corp.	400	10,624
#Ameren Corp.	1,300	31,642
American Electric Power Co., Inc.	900	27,198
American States Water Co.	300	9,945
Aqua America, Inc.	1,500	23,175
Artesian Resources Corp.	200	3,242
Atmos Energy Corp.	1,300	36,205
#Avista Corp.	1,000	18,960
#Black Hills Corp.	700	17,059
#*Cadiz, Inc.	300	3,207
California Water Service Group	400	14,628
CenterPoint Energy, Inc.	1,600	20,160
Central Vermont Public Service Corp.	200	3,878
CH Energy Group, Inc.	500	20,705
Chesapeake Utilities Corp.	241	7,635
#Cleco Corp.	900	22,275
#CMS Energy Corp.	1,300	17,290
Connecticut Water Services, Inc.	200	4,460
#Consolidated Edison, Inc.	700	28,476
Constellation Energy Group, Inc.	400	12,368
#Dominion Resources, Inc.	1,200	40,908
DPL, Inc.	700	17,738
DTE Energy Co.	800	29,584
Duke Energy Corp.	2,700	42,714
#*Dynegy, Inc.	8,500	17,000
Edison International, Inc.	700	22,274
*El Paso Electric Co.	800	15,000
Empire District Electric Co.	1,000	18,060
Energen Corp.	500	21,940
Entergy Corp.	500	38,360
*Environmental Power Corp.	100	38
EQT Corp.	400	16,744
#Exelon Corp.	1,400	65,744
FirstEnergy Corp.	700	30,296
FPL Group, Inc.	900	44,190
Great Plains Energy, Inc.	1,400	24,220
#Hawaiian Electric Industries, Inc.	1,300	23,205
IDACORP, Inc.	1,200	33,708
Integrys Energy Group, Inc.	600	20,760
ITC Holdings Corp.	800	35,536
Laclede Group, Inc.	700	21,497
MDU Resources Group, Inc.	800	16,600
#MGE Energy, Inc.	400	14,008
Middlesex Water Co.	600	9,234
#*Mirant Corp.	2,500	34,950
National Fuel Gas Co.	500	22,670
#New Jersey Resources Corp.	700	24,640
#Nicor, Inc.	400	14,832

1128

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
NiSource, Inc.	1,200	$15,504
Northeast Utilities, Inc.	700	16,135
Northwest Natural Gas Co.	400	16,724
*NRG Energy, Inc.	3,400	78,166
NSTAR	600	18,570
NV Energy, Inc.	3,400	38,964
OGE Energy Corp.	500	16,610
Oneok, Inc.	600	21,726
#Ormat Technologies, Inc.	1,400	52,920
Pepco Holdings, Inc.	800	11,944
PG&E Corp.	800	32,712
Piedmont Natural Gas Co.	1,000	23,280
Pinnacle West Capital Corp.	500	15,660
PNM Resources, Inc.	800	8,576
Portland General Electric Co.	1,120	20,821
#PPL Corp.	800	23,552
Progress Energy, Inc.	800	30,024
*Public Service Enterprise Group, Inc.	5,500	163,900
Questar Corp.	2,300	91,632
#*RRI Energy, Inc.	5,900	31,093
SCANA Corp.	400	13,536
Sempra Energy	600	30,870
#SJW Corp.	600	13,062
South Jersey Industries, Inc.	600	21,174
Southern Co.	1,600	49,904
Southwest Gas Corp.	800	19,992
Southwest Water Co.	400	2,228
#TECO Energy, Inc.	1,260	18,068
UGI Corp.	1,200	28,656
#UIL Holdings Corp.	500	12,840
Unisource Energy Corp.	300	8,664
Vectren Corp.	800	18,032
Westar Energy, Inc.	1,800	34,470
WGL Holdings, Inc.	700	23,142
#Wisconsin Energy Corp.	400	17,468
#Xcel Energy, Inc.	1,300	24,492
York Water Co.	160	2,238

Total Utilities		2,221,542

TOTAL COMMON STOCKS		71,938,332

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	361,302	361,302

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (21.0%)
§@DFA Short Term Investment Fund LP	19,170,357	19,170,357
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $111,943 FNMA 7.000%, 10/01/38, valued at $100,351) to be repurchased at $97,429	$97	97,428

TOTAL SECURITIES LENDING COLLATERAL		19,267,785

TOTAL INVESTMENTS — (100.0%) (Cost $116,964,409)		$91,567,419

See accompanying Notes to Financial Statements.

1129

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (87.3%)
AUSTRALIA — (6.2%)
Adelaide Brighton, Ltd.	6,034	$15,181
AGL Energy, Ltd.	1,753	21,729
*Alumina, Ltd.	36,241	53,183
Amalgamated Holdings, Ltd.	3,485	18,715
Amcor, Ltd.	22,262	114,638
AMP, Ltd.	3,988	21,013
APA Group, Ltd.	3,911	11,064
#APN News & Media, Ltd.	5,416	10,813
*Aquila Resources, Ltd.	2,004	13,412
*Arrow Energy, Ltd.	2,764	9,989
*Asciano Group, Ltd.	30,892	41,364
ASX, Ltd.	1,133	34,156
*Austar United Communications, Ltd.	13,491	15,643
Australia & New Zealand Banking Group, Ltd.	12,711	259,255
Australian Infrastructure Fund	10,808	17,050
Australian Worldwide Exploration, Ltd.	11,677	26,767
Automotive Holdings Group, Ltd.	5,863	11,417
AXA Asia Pacific Holdings, Ltd.	6,839	25,601
#*Babcock & Brown Infrastructure Group, Ltd.	21,365	689
Bank of Queensland, Ltd.	5,542	60,668
Beach Petroleum, Ltd.	17,534	12,299
Bendigo Bank, Ltd.	4,699	38,082
#BHP Billiton, Ltd. Sponsored ADR	2,200	144,276
Billabong International, Ltd.	5,123	47,401
BlueScope Steel, Ltd.	25,498	67,574
#Boral, Ltd.	17,799	90,787
Bradken, Ltd.	1,584	8,712
Brambles, Ltd.	2,733	17,230
Brickworks, Ltd.	1,710	19,925
*Caltex Australia, Ltd.	3,267	29,621
Campbell Brothers, Ltd. (6161729)	848	21,871
*Campbell Brothers, Ltd. (B4TK967)	141	3,679
*CBH Resources, Ltd.	5,494	—
Centennial Coal Co., Ltd.	7,712	21,538
Challenger Financial Services Group, Ltd.	9,885	32,506
Coca-Cola Amatil, Ltd.	3,099	29,463
Commonwealth Bank of Australia	7,270	335,957
Computershare, Ltd.	4,842	47,008
#ConnectEast Group, Ltd.	48,175	17,069
Crane Group, Ltd.	913	7,357
CSR, Ltd. (6238645)	41,042	69,805
CSR, Ltd. (B58VXV1)	7,182	12,445
David Jones, Ltd.	11,469	54,335
Downer EDI, Ltd.	12,468	94,911
#DUET Group, Ltd.	14,796	22,385
*Elders, Ltd.	93,067	15,264
Energy Developments, Ltd.	7,909	16,964
*Energy World Corp., Ltd.	12,801	5,485
Envestra, Ltd.	35,078	16,532
#Fairfax Media, Ltd.	54,103	76,672
FKP Property Group, Ltd.	14,216	8,762
Flight Centre, Ltd.	646	9,743
Goodman Fielder, Ltd.	44,214	63,423
*Graincorp, Ltd. Series A	2,702	16,799
GUD Holdings, Ltd.	1,756	13,545
#GWA International, Ltd.	5,833	14,837
Harvey Norman Holdings, Ltd.	12,250	43,398
#Hills Industries, Ltd.	5,255	9,651

1130

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Iluka Resources, Ltd.	6,256	$19,381
*Incitec Pivot, Ltd.	33,564	78,294
Insurance Australia Group, Ltd.	31,288	105,249
IOOF Holdings, Ltd.	2,294	10,747
Iress Market Technology, Ltd.	2,664	18,372
*James Hardie Industries NV Sponsored ADR	600	18,708
#JB Hi-Fi, Ltd.	833	15,319
#Leighton Holdings, Ltd.	364	11,559
Lend Lease Corp., Ltd.	5,245	43,476
*Lihir Gold, Ltd.	7,425	20,309
Macarthur Coal, Ltd.	1,638	12,270
MacMahon Holdings, Ltd.	23,515	11,737
#Macquarie Group, Ltd.	3,881	169,971
Macquarie Media Group, Ltd. (B1FQWB4)	5,110	8,357
*Macquarie Media Group, Ltd. (B50HWQ5)	5,110	8,510
Metcash, Ltd.	18,821	79,131
*Minara Resources, Ltd.	5,762	4,450
Mincor Resources NL	4,393	8,320
Monadelphous Group, Ltd.	1,313	15,597
*Mount Gibson Iron, Ltd.	8,762	9,256
*Murchison Metals, Ltd.	4,058	5,100
National Australia Bank, Ltd.	15,238	402,613
Navitas, Ltd.	4,902	16,319
*Nufarm, Ltd.	5,370	54,890
OneSteel, Ltd.	16,070	43,629
Orica, Ltd.	2,763	58,611
Origin Energy, Ltd.	14,029	201,159
*OZ Minerals, Ltd.	20,178	21,099
*Pacific Brands, Ltd.	16,041	18,678
*Paladin Energy, Ltd.	5,796	20,969
Panoramic Resources, Ltd.	3,668	7,531
Peet, Ltd.	5,863	11,664
Perpetual Trustees Australia, Ltd.	313	10,430
*PMP, Ltd.	15,111	8,019
Premier Investments, Ltd.	1,327	9,712
#Programmed Maintenance Service, Ltd.	5,477	21,199
Qantas Airways, Ltd.	25,039	62,259
QBE Insurance Group, Ltd.	2,126	42,815
Reece Australia, Ltd.	772	16,977
Rio Tinto, Ltd.	910	50,442
#*Riversdale Mining, Ltd.	2,941	13,930
*Roc Oil Co., Ltd.	10,705	5,804
SAI Global, Ltd.	7,736	23,946
Salmat, Ltd.	4,935	18,188
#Santos, Ltd.	5,383	71,754
Seven Network, Ltd.	3,972	22,901
#*Silex System, Ltd.	1,612	9,164
#Sims Metal Management, Ltd.	3,818	67,312
*Sino Gold Mining, Ltd.	9,927	58,275
Spark Infrastructure Group, Ltd.	6,940	7,525
Spotless Group, Ltd.	8,895	20,004
Straits Resources, Ltd.	6,014	8,490
Suncorp-Metway, Ltd.	15,075	117,915
Sunland Group, Ltd.	7,830	5,082
Telstra Corp., Ltd.	7,576	22,513
#Ten Network Holdings, Ltd.	8,071	11,019
#*Timbercorp, Ltd.	19,174	759
Toll Holdings, Ltd.	6,021	45,640
Tower Australia Group, Ltd.	10,373	27,345
Transfield Services, Ltd.	18,093	68,219
#Transurban Group, Ltd.	4,490	18,217

1131

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
United Group, Ltd.	2,473	$29,743
Village Roadshow, Ltd.	4,000	6,249
*Virgin Blue Holdings, Ltd.	46,180	20,548
Washington H. Soul Pattinson & Co., Ltd.	5,620	67,270
Wesfarmers, Ltd.	4,911	122,545
#West Australian Newspapers Holdings, Ltd.	1,421	9,452
Westpac Banking Corp.	5,444	127,240
#Westpac Banking Corp. Sponsored ADR	1,800	210,996
WHK Group, Ltd.	9,975	9,293
Woodside Petroleum, Ltd.	619	25,964
Woolworths, Ltd.	1,333	34,119

TOTAL AUSTRALIA		5,400,207

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	195	18,434
Andritz AG	334	18,393
#*A-TEC Industries AG	464	7,076
#Erste Group Bank AG	2,404	96,648
#Oesterreichischen Elektrizitaetswirtschafts AG	290	13,018
#Oesterreichischen Post AG	380	11,091
Raiffeisen International Bank-Holding AG	1,451	85,089
*RHI AG	422	11,709
#Schoeller-Bleckmann Oilfield Equipment AG	121	5,640
Telekom Austria AG	2,696	44,163
#Vienna Insurance Group AG	686	38,654
Voestalpine AG	693	23,696
*Wienerberger AG	1,876	33,889
*Zumtobel AG	642	11,099

TOTAL AUSTRIA		418,599

BELGIUM — (0.7%)
Ackermans & van Haaren NV	765	55,378
Banque Nationale de Belgique SA	6	30,329
*Barco NV	411	16,535
Bekaert SA	358	46,042
#Belgacom SA	497	18,614
Compagnie d’Entreprises CFE	220	12,524
#Compagnie Maritime Belge SA	293	8,798
Delhaize Group SA Sponsored ADR	1,800	122,040
*Dexia SA	8,512	70,751
D’Ieteren SA	72	26,101
Elia System Operator SA/NV	591	23,865
Euronav SA	852	16,611
#Exmar NV	649	8,198
*KBC Groep NV	1,299	55,606
Mobistar SA	266	18,274
Tessenderlo Chemie NV	868	31,802
#Umicore SA	1,145	34,778

TOTAL BELGIUM		596,246

CANADA — (8.1%)
*Absolute Software Corp.	500	2,361
Aecon Group, Inc.	700	7,252
AGF Management, Ltd. Class B	962	14,332
Agnico Eagle Mines, Ltd.	802	42,692
Agrium, Inc.	900	41,871
*Alamos Gold, Inc.	1,800	14,373
#*Alexco Resource Corp.	3,400	8,358
Alimentation Couche-Taro, Inc. Class B	2,000	35,100
*Amerigo Resources, Ltd.	6,500	4,085

1132

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Antrim Energy, Inc.	3,100	$3,696
#*Anvil Mining, Ltd.	1,500	4,173
Astral Media, Inc. Class A	2,100	62,182
*Ballard Power Systems, Inc.	2,600	5,647
#Bank of Montreal	4,535	209,807
Bank of Nova Scotia	1,600	66,910
Barrick Gold Corp.	3,500	126,020
BCE, Inc.	118	2,823
*Birchcliff Energy, Ltd.	900	6,088
Bombardier, Inc. Class B	7,800	31,645
CAE, Inc.	3,740	29,137
Cameco Corp.	1,400	39,022
*Canaccord Capital, Inc.	1,100	11,548
Canada Bread Co., Ltd.	400	16,912
Canadian Imperial Bank of Commerce	1,115	63,888
Canadian National Railway Co.	3,400	164,336
Canadian National Resources, Ltd.	1,600	103,833
Canadian Pacific Railway, Ltd.	2,000	86,687
#Canadian Tire Corp. Class A	700	35,380
Canadian Utilities, Ltd. Class A	1,400	49,852
Canadian Western Bank	1,200	23,711
Canam Group, Inc. Class A	1,300	8,302
*Canfor Corp.	830	4,641
*CanWest Global Communications Corp.	4,700	1,021
Cascades, Inc.	2,400	15,526
*Catalyst Paper Corp.	11,600	2,841
CCL Industries, Inc. Class B	700	14,530
*Celestica, Inc.	5,200	42,867
*Celtic Exploration, Ltd.	700	12,615
*CGI Group, Inc.	2,700	32,987
*Clarke, Inc.	1,100	3,314
Cogeco Cable, Inc.	200	5,726
*Compton Petroleum Corp.	1,500	1,525
*Connacher Oil & Gas, Ltd.	5,200	4,758
*Corridor Resources, Inc.	500	1,456
Corus Entertainment, Inc. Class B	2,200	36,170
*Crew Energy, Inc.	1,200	10,990
*Crystallex International Corp.	9,200	2,041
#*Daylight Resources Trust	1,700	13,606
#*Denison Mines Corp.	2,000	3,050
Dorel Industries, Inc. Class B	500	13,414
*Dundee Precious Metals, Inc.	2,800	9,342
*Eastern Platinum, Ltd.	16,800	11,179
*Eldorado Gold Corp.	5,100	56,842
Empire Co., Ltd. Class A	700	27,811
Enbridge, Inc.	3,024	117,629
EnCana Corp.	3,890	215,702
Ensign Energy Services, Inc.	2,800	40,161
*Equinox Minerals, Ltd.	31,200	104,956
Equitable Group, Inc.	500	9,519
*Euro Goldfields, Ltd.	3,700	20,859
*Fairborne Energy, Ltd.	1,000	4,113
Fairfax Financial Holdings, Inc.	500	178,860
Finning International, Inc.	3,300	48,674
First Quantum Minerals, Ltd.	1,700	116,292
*Flint Energy Services, Ltd.	400	4,344
*FNX Mining Co., Inc.	700	6,514
Fortis, Inc.	2,300	53,778
Forzani Group, Ltd. Class A	1,300	15,018
*Fronteer Development Group, Inc.	1,330	5,064
*Galleon Energy, Inc. Class A	1,500	7,541

1133

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
George Weston, Ltd.	800	$40,782
Gerdau Ameristeel Corp.	2,500	17,005
*Gildan Activewear, Inc.	800	14,092
Goldcorp, Inc.	7,738	284,476
*Golden Star Resources, Ltd.	8,100	25,227
#*Great Basin Gold, Ltd.	5,600	8,229
Great West Lifeco, Inc.	700	15,332
Groupe Aeroplan, Inc.	8,600	73,597
Harry Winston Diamond Corp.	500	4,099
Home Capital Group, Inc.	400	13,493
*HudBay Minerals, Inc.	1,100	14,242
Husky Energy, Inc.	500	13,169
IAMGOLD Corp.	7,600	100,790
IGM Financial, Inc.	800	28,501
#*Imperial Metals Corp.	1,200	6,244
Imperial Oil, Ltd.	600	22,568
Industrial Alliance Insurance & Financial Services, Inc.	2,200	56,482
Inmet Mining Corp.	1,700	90,086
Intact Financial Corp.	2,400	72,973
*Intermap Technologies, Ltd.	1,800	4,159
*International Forest Products, Ltd. Series A	2,000	5,545
International Royalty Corp.	2,100	7,957
*Iteration Energy, Ltd.	400	421
*Ivanhoe Energy, Inc.	3,900	9,083
*Ivanhoe Mines, Ltd.	1,500	16,164
Kingsway Financial Services, Inc.	1,700	6,457
Kinross Gold Corp.	5,881	109,245
*Kirkland Lake Gold, Inc.	500	3,882
Laurentian Bank of Canada	400	14,613
Leon’s Furniture, Ltd.	400	3,549
Linamar Corp.	1,500	20,932
Loblaw Cos., Ltd.	1,300	35,874
*Lundin Mining Corp.	5,200	20,905
*MacDonald Dettweiler & Associates, Ltd.	500	17,051
Magna International, Inc. Class A	1,900	74,996
Major Drilling Group International, Inc.	300	5,983
Manitoba Telecom Services, Inc.	500	14,514
#Manulife Financial Corp.	10,200	191,359
Maple Leaf Foods, Inc.	2,300	23,828
*Martinrea International, Inc.	3,400	22,561
*MAXIM Power Corp.	1,600	5,161
*Mega Uranium, Ltd.	1,500	1,012
Methanex Corp.	2,600	44,837
Metro, Inc. Class A	2,600	81,096
National Bank of Canada	2,500	130,285
Nexen, Inc.	4,131	88,877
Niko Resources, Ltd.	200	16,191
Norbord, Inc.	330	4,541
#*North American Palladium, Ltd.	2,000	4,806
*Northgate Minerals Corp.	6,600	16,896
*Nuvista Energy, Ltd.	600	6,371
*Open Text Corp.	1,100	41,070
*OPTI Canada, Inc.	3,700	6,497
*Pan Amer Silver Corp.	500	10,577
*Paramount Resources, Ltd. Class A	1,200	14,949
*Parkbridge Lifestyles Communities, Inc.	300	1,123
Pason Systems, Inc.	300	3,147
#*PetroBakken Energy, Ltd.	2,620	75,581
#*Petrobank Energy & Resources, Ltd.	500	21,875
Potash Corp. of Saskatchewan, Inc.	300	27,977
Progress Energy Resources Corp.	500	6,395

1134

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Quadra Mining, Ltd.	1,100	$15,330
Quebecor, Inc. Class B	1,200	24,520
Quest Capital Corp.	7,300	7,219
Reitmans Canada, Ltd.	500	7,550
*Research In Motion, Ltd.	600	35,388
Rogers Communications, Inc. Class B	600	17,605
*RONA, Inc.	3,000	41,061
#Royal Bank of Canada	3,051	154,517
#Russel Metals, Inc.	1,700	24,839
Saputo, Inc.	800	19,201
Savanna Energy Services Corp.	1,200	7,974
*SEMAFO, Inc.	7,800	23,644
ShawCor, Ltd.	1,000	26,025
Sherritt International Corp.	3,700	23,731
#*Shore Gold, Inc.	5,600	4,658
*Sierra Wireless, Inc.	900	8,093
*Silver Standard Resources, Inc.	400	7,497
*Silver Wheaton Corp.	4,900	61,587
*Sino-Forest Corp.	4,400	61,931
SNC-Lavalin Group, Inc.	600	24,260
*Stantec, Inc.	500	12,084
Suncor Energy, Inc.	6,292	208,871
*SunOpta, Inc.	300	1,101
Talisman Energy, Inc.	12,100	206,429
*Teck Resources, Ltd. Class B	14,300	415,104
Telus Corp.	400	12,565
#*Thompson Creek Metals Co., Inc.	1,300	13,132
Thomson Reuters Corp.	4,557	144,958
*Tim Hortons, Inc.	1,100	31,484
#TMX Group, Inc.	1,100	29,481
Toromont Industries, Ltd.	600	13,729
#Toronto Dominion Bank	5,100	290,715
Torstar Corp. Class B	500	3,563
TransAlta Corp.	1,200	22,391
TransCanada Corp.	3,265	100,058
Transcontinental, Inc. Class A	1,600	19,208
Trican Well Service, Ltd.	2,600	30,420
*UEX Corp.	300	305
Uni-Select, Inc.	300	7,455
*Uranium One, Inc.	7,700	21,846
#*Vector Aerospace Corp.	700	3,953
#*Viterra, Inc.	4,600	43,787
Wesdome Gold Mines, Ltd.	8,700	16,322
West Fraser Timber Co., Ltd.	1,200	28,945
Western Financial Group, Inc.	3,000	6,238
Winpak, Ltd.	1,142	8,053
Yamana Gold, Inc.	3,700	39,255

TOTAL CANADA		7,047,110

DENMARK — (0.7%)
A.P. Moller - Maersk A.S.	8	54,624
*Aktieselskabet Roskilde Bank A.S.	170	12
*Alm. Brand A.S.	300	7,307
#Auriga Industries A.S. Series B	600	10,130
Danisco A.S.	1,572	98,034
*Danske Bank A.S.	3,545	81,417
*DSV A.S.	1,928	29,967
East Asiatic Co., Ltd. A.S.	400	14,451
#FLSmidth & Co. A.S.	1,162	61,473
#*Greentech Energy Systems A.S.	900	4,473
*Jyske Bank A.S.	1,450	54,120

1135

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
#*NKT Holding A.S.	350	$19,859
#Novozymes A.S. Series B	150	13,721
*Ringkjoebing Landbobank A.S.	78	9,505
#Rockwool International A.S.	60	5,075
Schouw & Co. A.S.	300	5,868
SimCorp A.S.	60	11,552
Solar Holdings A.S. Series B	125	7,261
*Spar Nord Bank A.S.	600	7,201
*Sydbank A.S.	1,000	24,458
*Topdanmark A.S.	292	42,103
Torm A.S. ADR	500	5,300
Trygvesta A.S.	71	5,116
*Vestas Wind Systems A.S.	350	24,548
*Vestjysk Bank A.S.	250	5,166

TOTAL DENMARK		602,741

FINLAND — (1.5%)
Ahlstrom Oyj	445	6,104
Alma Media Oyj	1,213	12,100
Amer Sports Oyj Series A	2,045	17,911
#Cramo Oyj	564	9,135
Elisa Oyj	2,250	43,574
*Finnair Oyj	1,332	7,574
Fiskars Oyj Abp Series A	531	7,514
#Fortum Oyj	2,195	51,953
Huhtamaki Oyj	1,038	14,030
KCI Konecranes Oyj	758	20,229
#Kemira Oyj	1,641	26,020
Kesko Oyj	1,925	64,062
Kone Oyj Series B	1,324	49,433
Lassila & Tikanoja Oyj	596	13,328
*Metso Corp. Oyj	3,105	86,706
Metso Corp. Oyj Sponsored ADR	700	19,705
#Neste Oil Oyj	3,249	57,465
Nokia Oyj Sponsored ADR	5,300	66,833
#Outokumpu Oyj Series A	3,715	61,430
Pohjola Bank P.L.C.	4,194	46,605
#Poyry Oyj	726	10,742
Raisio P.L.C.	7,337	27,403
*Ramirent Oyj	1,350	13,428
#Rautaruukki Oyj Series K	1,270	25,888
#Ruukki Group Oyj	3,453	11,068
Sampo Oyj	5,382	128,820
#Sanoma Oyj	2,100	38,766
Stockmann Oyj Abp Series A	1,273	34,747
Stockmann Oyj Abp Series B	646	16,549
Stora Enso Oyj Sponsored ADR	9,200	69,368
UPM-Kymmene Oyj Sponsored ADR	8,400	100,212
#Uponor Oyj Series A	782	14,155
Vaisala Oyj Series A	214	7,609
#Wartsila Corp. Oyj Series B	563	20,381
#Yit Oyj	4,202	81,155

TOTAL FINLAND		1,282,002

FRANCE — (7.3%)
Accor SA	877	41,999
#Aeroports de Paris SA	386	29,299
*Air France-KLM SA	4,767	73,087
#Air Liquide SA	763	82,176
*Alcatel-Lucent SA	19,799	74,146
*Alcatel-Lucent SA Sponsored ADR	4,700	17,343

1136

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Alstom SA	858	$59,449
*ALTEN SA	785	19,693
#*Altran Technologies SA	3,293	15,850
April Group SA	199	7,463
Arkema SA	1,598	61,003
*Atos Origin SA	1,899	88,905
AXA SA Sponsored ADR	4,900	121,520
BNP Paribas SA	5,215	392,867
#Bonduelle SCA	293	33,591
*Bongrain SA	259	19,536
#Bourbon SA	1,574	65,461
Bouygues SA	2,649	124,747
Canal Plus SA	972	7,754
Capgemini SA	3,834	177,616
Carbone Lorraine SA	191	6,544
Carrefour SA	1,384	59,405
#Casino Guichard Perrachon SA	832	66,112
CEGID Group SA	257	5,978
Ciments Francais SA	162	17,655
*Club Mediterranee SA	316	6,410
CNP Assurances SA	713	68,899
#Compagnie de Saint-Gobain SA	3,863	188,243
*Compagnie Generale de Geophysique-Veritas SA	576	11,408
#*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	3,000	59,520
#Compagnie Generale des Establissements Michelin SA Series B	1,937	143,487
Credit Agricole SA	6,985	133,799
Danone SA	787	47,278
#Dassault Systemes SA	280	16,158
#Delachaux SA	227	15,688
Electricite de France SA	694	38,680
Esso S.A.F.	76	10,405
Establissements Maurel et Prom SA	1,811	36,407
Euler Hermes SA	688	54,618
*Euro Disney SCA	810	6,423
#European Aeronautic Defence & Space Co. EADS NV	5,210	97,560
Eutelsat Communications SA	1,141	36,266
*Faurecia SA	660	12,750
France Telecom SA Sponsored ADR	7,400	186,628
#*GDF Suez SA	1,750	73,163
#*Gemalto NV	1,352	56,821
*Groupe Eurotunnel SA	5,859	57,919
#Groupe Steria SCA	727	21,719
Guyenne et Gascogne SA	100	9,996
#Havas SA	7,086	26,932
#Hermes International SA	125	17,383
Imerys SA	950	52,072
Ingenico SA	1,554	38,357
Ipsos SA	330	10,104
*JC Decaux SA	1,124	22,725
#Lafarge SA	439	35,634
#Lafarge SA Sponsored ADR	5,400	109,620
Lagardere SCA	2,877	129,981
#Legrand SA	952	25,825
#L’Oreal SA	528	53,986
M6 Metropole Television SA	1,252	30,157
*Natixis SA	12,923	72,595
#Neopost SA	392	34,305
#Nexans SA	667	47,100
Nexity SA	1,096	40,772
Norbert Dentressangle SA	122	8,418
*NRJ Group SA	928	8,791

1137

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
PagesJaunes SA	1,400	$17,154
*Peugeot SA	4,308	140,329
Pierre & Vacances SA	114	9,395
Plastic Omnium SA	372	10,605
PPR SA	1,001	109,092
Publicis Groupe SA ADR	1,400	53,326
Rallye SA	349	11,849
*Renault SA	2,388	106,865
*Rexel SA	6,230	83,137
*Rhodia SA	3,158	46,533
#Rubis SA	182	16,709
Safran SA	5,610	90,505
Schneider Electric SA	921	95,774
SCOR SE	4,800	122,164
SEB SA	559	31,113
Societe BIC SA	967	67,114
Societe Generale Paris SA	4,739	314,763
#Societe Television Francaise 1 SA	1,498	23,520
Somfy SA	74	17,422
Sperian Protection SA	139	9,914
Stef-TFE SA	282	17,009
STMicroelectronics NV	3,725	29,894
#STMicroelectronics NV ADR	6,800	54,128
Suez Environnement SA	1,619	35,978
Technip SA	688	43,164
Technip SA ADR	1,700	107,695
Teleperformance SA	805	25,846
Thales SA	366	17,734
#*THOMSON	5,156	7,139
Total SA Sponsored ADR	4,900	294,343
*UbiSoft Entertainment SA	718	11,316
*Valeo SA	1,428	38,764
Vallourec SA	670	105,491
Veolia Environnement SA ADR	600	19,572
#Vilmorin & Cie SA	139	15,227
#Vinci SA	1,680	87,676
Vivendi SA	8,293	230,067
Zodiac Aerospace SA	567	19,125

TOTAL FRANCE		6,361,652

GERMANY — (5.9%)
*Aareal Bank AG	716	15,484
#Adidas-Salomon AG	795	36,809
Allianz SE	3,352	383,973
#Aurubis AG	881	34,945
BASF AG	5,447	293,175
Bauer AG	343	13,596
Bayerische Motoren Werke AG	2,674	130,808
#Beiersdorf AG	364	22,261
Bilfinger Berger AG	1,225	78,432
Comdirect Bank AG	1,445	12,639
#*Commerzbank AG	12,685	132,211
#*Constantin Medien AG	1,864	4,737
Daimler AG (5529027)	1,406	67,932
Daimler AG (D1668R123)	4,800	231,504
Demag Cranes AG	201	6,880
#Deutsche Bank AG (5750355)	762	55,360
Deutsche Bank AG (D18190898)	4,200	300,846
Deutsche Boerse AG	826	66,936
Deutsche Lufthansa AG	2,937	45,352
Deutsche Post AG	9,624	162,813

1138

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Deutsche Postbank AG	608	$18,846
Deutsche Telekom AG	21,052	286,600
Douglas Holding AG	434	19,297
E.ON AG Sponsored ADR	8,830	339,072
ElreingKlinger AG	2,304	45,479
Fielmann AG	139	10,262
Fraport AG	799	37,618
Fuchs Petrolub AG	205	15,494
GEA Group AG	911	17,218
Generali Deutschland Holding AG	221	20,790
GFK SE	1,109	34,808
Grenkeleasing AG	598	23,413
#*Hannover Rueckversicherung AG	1,501	68,066
#*Heidelberger Druckmaschinen AG	1,470	10,801
Heidelberger Zement AG	179	10,667
Henkel AG & Co. KGaA	615	23,765
Hochtief AG	402	30,067
Indus Holding AG	565	9,688
#*Infineon Technologies AG	20,855	94,215
#*Infineon Technologies AG ADR	8,780	39,247
*IVG Immobilien AG	2,827	25,269
*Jenoptik AG	847	4,549
#K&S AG	820	44,761
*Kloeckner & Co. SE	2,176	47,263
Kontron AG	1,112	13,232
#Krones AG	594	29,593
#*Kuka AG	447	6,406
#KWS Saat AG	62	10,312
Lanxess AG	2,174	68,343
Leoni AG	483	9,809
Linde AG	1,555	161,653
#MAN SE	1,204	98,030
#Medion AG	754	7,906
#Metro AG	443	24,419
MLP AG	505	5,551
MTU Aero Engines Holding AG	1,581	71,610
Munchener Rueckversicherungs-Gesellschaft AG	1,571	248,552
MVV Energie AG	213	9,637
#*Nordex AG	312	5,110
#*Pfleiderer AG	1,233	12,433
Porsche Automobil Holding SE	801	61,270
Praktiker Bau-und Heimwerkermaerkte Holding AG	4,011	48,776
Puma AG Rudolf Dassler Sport	138	42,237
Rational AG	59	8,427
Rheinmetall AG	925	50,227
*Roth & Rau AG	980	32,984
RWE AG	890	77,803
*Salzgitter AG	1,131	101,777
SAP AG Sponsored ADR	1,200	54,324
*SGL Carbon SE	1,481	56,021
Siemens AG Sponsored ADR	1,700	153,034
#*Singulus Technologies AG	1,966	6,278
*Sky Deutschland AG	6,216	25,634
#Solarworld AG	399	8,659
#Symrise AG	1,144	20,675
#ThyssenKrupp AG	3,676	118,140
#*TUI AG	4,500	31,167
*United Internet AG	1,164	15,087
#*Versatel AG	418	3,244
Wacker Chemie AG	83	11,881

1139

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Wincor Nixdorf AG	382	$22,341

TOTAL GERMANY		5,106,530

GREECE — (1.3%)
*Agricultural Bank of Greece S.A.	3,182	9,019
*Alpha Bank A.E.	6,343	122,293
*Anek Lines S.A.	1,587	1,900
*Aspis Bank S.A.	2,970	4,710
Bank of Greece S.A.	518	39,166
Coca-Cola Hellenic Bottling Co. S.A. ADR	750	19,687
*EFG Eurobank Ergasias S.A.	8,393	132,946
Ellaktor S.A.	4,143	35,491
EYDAP Athens Water Supply & Sewage Co. S.A.	690	5,869
Fourlis Holdings S.A.	501	8,323
Frigoglass S.A.	562	7,555
GEK Terna S.A.	1,957	18,736
*Geniki Bank S.A.	5,350	7,548
*Halkor S.A.	3,691	9,176
Hellenic Petroleum S.A.	4,915	59,577
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	11,024
Marfin Investment Group S.A.	20,219	80,561
Metka S.A.	797	12,421
Michaniki S.A.	2,081	5,020
Mytilineos Holdings S.A.	2,885	24,803
#National Bank of Greece S.A. ADR	25,584	185,996
*Nirefs Acquaculture S.A.	2,998	3,612
*Piraeus Bank S.A.	8,308	143,236
*Proton Bank S.A.	2,311	6,509
*Public Power Corp. S.A.	802	16,358
*Sidenor Steel Products Manufacturing Co. S.A.	2,131	18,142
Titan Cement Co. S.A.	2,498	86,335
*TT Hellenic Postbank S.A.	3,006	21,349
Viohalco S.A.	1,602	11,200

TOTAL GREECE		1,108,562

HONG KONG — (1.5%)
*Allied Properties, Ltd.	44,000	7,087
*Associated International Hotels, Ltd.	6,000	12,967
Bank of East Asia, Ltd.	6,464	22,675
Cafe de Coral Holdings, Ltd.	10,000	21,620
*Cathay Pacific Airways, Ltd.	12,000	19,443
Cheung Kong Holdings, Ltd.	9,000	114,791
Chong Hing Bank, Ltd.	8,000	15,517
Chuang’s Consortium International, Ltd.	92,000	9,332
CLP Holdings, Ltd.	5,000	33,446
*Dah Sing Financial Holdings, Ltd.	3,600	20,325
Daphne International Holdings, Ltd.	14,000	10,581
Far East Consortium International, Ltd.	37,000	11,791
First Pacific Co., Ltd.	28,000	16,463
*Foxconn International Holdings, Ltd.	8,000	7,026
Giordano International, Ltd.	44,000	10,907
*Global Green Tech Group, Ltd.	112,480	4,790
*Goldin Properties Holdings, Ltd.	24,000	9,399
Great Eagle Holdings, Ltd.	11,463	29,946
Hang Lung Group, Ltd.	8,000	40,507
Hang Lung Properties, Ltd.	6,000	22,637
Henderson Land Development Co., Ltd.	10,000	70,760
Hong Kong & Shanghai Hotels, Ltd.	11,096	15,880
Hong Kong Electric Holdings, Ltd.	3,500	18,673
Hopewell Holdings, Ltd.	17,000	54,021
Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,000	2,583

1140

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Hutchison Telecommunications International, Ltd.	15,000	$3,004
*Johnson Electric Holdings, Ltd.	37,500	16,327
Kowloon Development Co., Ltd.	10,000	10,658
Lee & Man Paper Manufacturing, Ltd.	6,000	11,863
Lifestyle International Holdings, Ltd.	10,000	16,096
*Melco International Development, Ltd.	18,000	9,817
#*Mongolia Energy Corp., Ltd.	25,000	10,633
New World Development Co., Ltd.	26,535	57,048
NWS Holdings, Ltd.	13,994	26,465
Pacific Basin Shipping, Ltd.	14,000	10,306
PCCW, Ltd.	34,000	8,351
Regal Hotels International Holdings, Ltd.	24,600	9,196
Shangri-La Asia, Ltd.	10,000	19,133
Shun Tak Holdings, Ltd.	20,000	13,454
Smartone Telecommunications Holdings, Ltd.	10,500	8,039
Sun Hung Kai & Co., Ltd.	32,000	25,048
Sun Hung Kai Properties, Ltd.	9,000	135,899
*Superb Summit International Timber Co., Ltd.	71,000	2,199
Tai Cheung Holdings, Ltd.	23,000	12,770
Techtronic Industries Co., Ltd.	31,000	24,863
Television Broadcasts, Ltd.	4,000	18,853
Transport International Holdings, Ltd.	4,000	11,308
Truly International Holdings, Ltd.	12,000	12,363
Varitronix International, Ltd.	17,000	5,213
Vtech Holdings, Ltd.	3,000	25,003
Wharf Holdings, Ltd.	14,625	79,298
Wheelock & Co., Ltd.	25,000	80,638
#Wheelock Properties, Ltd.	40,000	27,754
Wing Hang Bank, Ltd.	2,000	19,391
Yue Yuen Industrial (Holdings), Ltd.	9,500	26,411

TOTAL HONG KONG		1,340,568

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	4,388	3,680
*Allied Irish Banks P.L.C. Sponsored ADR	7,100	39,689
*Bank of Ireland P.L.C. Sponsored ADR	3,300	33,957
CRH P.L.C. Sponsored ADR	3,300	81,609
DCC P.L.C.	1,532	40,340
*Dragon Oil P.L.C.	4,125	28,093
*Independent News & Media P.L.C.	6,760	1,986
Irish Life & Permanent P.L.C.	7,636	55,166
Kerry Group P.L.C.(0490656)	1,125	33,315
Kerry Group P.L.C.(4519579)	1,098	32,543
*Kingspan Group P.L.C.	1,183	9,979

TOTAL IRELAND		360,357

ITALY — (2.7%)
A2A SpA	7,105	13,098
ACEA SpA	1,354	15,839
Assicurazioni Generali SpA	2,303	57,988
*Autogrill SpA	1,015	11,414
Azimut Holding SpA	1,363	16,445
Banca Carige SpA	5,645	15,913
Banca Monte Dei Paschi di Siena SpA	21,946	41,699
Banca Piccolo Credito Valtellinese Scarl SpA	1,934	17,773
Banca Popolare dell’Etruria e del Lazio Scarl	2,054	13,390
Banca Popolare di Milano Scarl	11,630	86,531
*Banco Popolare Scarl	9,475	82,311
Benetton Group SpA	945	9,137
#Bulgari SpA	1,302	10,654
Buzzi Unicem SpA	1,314	22,045

1141

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*C.I.R. SpA - Compagnie Industriali Riunite	7,131	$16,045
Cementir SpA	2,563	11,663
Credito Artigiano SpA	1,391	3,773
*Credito Emiliano SpA	1,807	11,786
Enel SpA	11,400	67,833
Eni SpA Sponsored ADR	3,300	163,614
ERG SpA	1,082	15,971
*Fiat SpA	4,260	63,422
*Fiat SpA Sponsored ADR	1,600	23,936
Finmeccanica SpA	6,992	117,329
Fondiaria - SAI SpA	1,930	35,176
#Geox SpA	852	6,523
#*Gruppo Editoriale L’Espresso SpA	3,978	11,325
Hera SpA	17,488	38,668
*Immsi SpA	4,196	5,626
Impregilo SpA	6,264	21,392
#*Interpump Group SpA	1,758	10,729
*Intesa Sanpaolo SpA	69,040	290,553
Iride SpA	8,189	15,108
Italcementi SpA	1,415	20,368
*Italmobiliare SpA	246	11,817
*Luxottica Group SpA Sponsored ADR	600	14,640
Mediaset SpA	4,438	28,819
Mediobanca SpA	6,902	88,039
Milano Assicurazioni SpA	5,810	19,117
Parmalat SpA	30,428	84,332
*Pirelli & Co. SpA	82,556	46,386
*Premafin Finanziaria SpA	10,391	17,009
Prysmian SpA	1,062	18,673
Saipem SpA	800	23,604
Saras SpA	5,737	18,628
Snam Rete Gas SpA	3,918	19,003
#*Societe Cattolica di Assicurazoni Scrl SpA	860	27,570
Telecom Italia SpA Sponsored ADR	7,500	118,950
Tod’s SpA	244	16,821
*UniCredito SpA	73,198	245,228
#Unione di Banche Italiane ScpA	9,985	142,624
*Unipol Gruppo Finanziario SpA	16,156	23,425

TOTAL ITALY		2,329,762

JAPAN — (18.0%)
77 Bank, Ltd. (The)	11,000	63,305
Adeka Corp.	2,100	19,247
#Aderans Holdings Co., Ltd.	1,300	16,099
#*AEON Co., Ltd.	4,300	38,354
Aica Kogyo Co., Ltd.	2,800	26,787
Aichi Bank, Ltd. (The)	200	16,770
Aichi Steel Corp.	4,000	19,146
Aida Engineering, Ltd.	4,000	11,951
Aiphone Co., Ltd.	1,300	23,095
Air Water, Inc.	2,000	23,574
Ajinomoto Co., Inc.	10,000	93,856
Akita Bank, Ltd. (The)	5,000	19,517
#*Alpine Electronics, Inc.	1,300	12,777
*Alps Electric Co., Ltd.	4,600	28,712
Amada Co., Ltd.	10,000	61,178
Amano Corp.	1,700	14,633
*Anritsu Corp.	5,000	17,574
#AOC Holdings, Inc.	2,200	14,722
AOKI Holdings, Inc.	1,100	10,742
Aoyama Trading Co., Ltd.	1,800	28,846

1142

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Aozora Bank, Ltd.	24,000	$28,377
#Ariake Japan Co., Ltd.	1,000	15,595
Asahi Diamond Industrial Co., Ltd.	3,000	21,143
Asahi Glass Co., Ltd.	2,000	16,850
Asahi Kasei Corp.	7,000	34,686
Asatsu-DK, Inc.	700	13,805
Asics Corp.	2,000	17,828
Autobacs Seven Co., Ltd.	1,000	33,726
Awa Bank, Ltd. (The)	5,000	26,050
Bank of Iwate, Ltd. (The)	400	23,699
Bank of Kyoto, Ltd. (The)	5,000	45,372
Bank of Nagoya, Ltd. (The)	4,000	15,800
Bank of Okinawa, Ltd. (The)	600	20,689
Bank of the Ryukyus, Ltd.	1,700	18,286
Bank of Yokohama, Ltd.	14,000	68,746
Benesse Holdings, Inc.	700	30,865
Bridgestone Corp.	2,800	46,174
Brother Industries, Ltd.	4,000	45,543
*Calsonic Kansei Corp.	6,000	16,225
Canon Finetech, Inc.	1,300	16,897
Canon Marketing Japan, Inc.	1,200	19,442
Canon, Inc. Sponsored ADR	1,800	67,788
#Casio Computer Co., Ltd.	6,200	45,495
Central Glass Co., Ltd.	4,000	16,111
Chiba Bank, Ltd. (The)	12,000	74,003
*Chiba Kogyo Bank, Ltd. (The)	1,500	13,147
Chiyoda Co., Ltd.	1,100	13,106
Chofu Seisakusho Co., Ltd.	1,300	25,698
Chubu Electric Power Co., Ltd.	1,800	40,187
Chudenko Corp.	1,000	14,796
Chugoku Bank, Ltd. (The)	5,000	67,515
#Chugoku Electric Power Co., Ltd. (The)	1,200	24,285
Chugoku Marine Paints, Ltd.	2,000	14,028
Chukyo Bank, Ltd. (The)	7,000	19,200
Chuo Mitsui Trust Holdings, Inc.	10,000	36,519
Circle K Sunkus Co., Ltd.	700	9,609
Citizen Holdings Co., Ltd.	7,900	44,452
CKD Corp.	2,200	16,363
#*CMK Corp.	2,100	14,890
Coca-Cola Central Japan Co., Ltd.	1,500	20,099
#Coca-Cola West Co., Ltd.	1,500	27,863
Comsys Holdings Corp.	2,000	19,766
Cosmo Oil Co., Ltd.	15,000	39,403
#Credit Saison Co., Ltd.	4,000	44,716
#*CSK Holdings Corp.	1,000	3,764
Dai Nippon Printing Co., Ltd.	10,000	125,294
Daicel Chemical Industries, Ltd.	8,000	48,310
Daido Steel Co., Ltd.	5,000	17,018
#*Daiei, Inc. (The)	2,650	9,816
Daifuku Co., Ltd.	2,000	12,385
Daikin Industries, Ltd.	700	23,727
#*Daikyo, Inc.	5,000	12,393
Daimei Telecom Engineering Corp.	2,000	16,842
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	13,457
#*Dainippon Screen Manufacturing Co., Ltd.	5,000	21,251
Daio Paper Corp.	3,000	25,157
*Daisan Bank, Ltd. (The)	7,000	16,866
Daishi Bank, Ltd. (The)	8,000	29,142
Daiwa House Industry Co., Ltd.	5,000	53,418
Daiwa Securities Co., Ltd.	3,000	15,790
#Daiwabo Holdings Co., Ltd.	8,000	31,190

1143

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Denki Kagaku Kogyo Kabushiki Kaisha	19,000	$69,707
Denki Kogyo Co., Ltd.	3,000	14,368
Denso Corp.	2,200	60,111
#Dentsu, Inc.	2,400	51,418
DIC Corp.	10,000	16,367
#Disco Corp.	400	22,065
Don Quijote Co., Ltd.	1,000	26,725
Dowa Holdings Co., Ltd.	2,000	11,677
DyDo Drinco, Inc.	600	18,321
eAccess, Ltd.	18	12,625
East Japan Railway Co.	600	38,423
*Ebara Corp.	6,000	26,361
#Edion Corp.	1,800	14,538
Ehime Bank, Ltd. (The)	6,000	16,322
Eighteenth Bank, Ltd. (The)	8,000	22,076
Electric Power Development Co., Ltd.	600	18,500
*Elpida Memory, Inc.	3,600	47,034
Exedy Corp.	1,600	32,899
Ezaki Glico Co., Ltd.	2,000	21,808
FamilyMart Co., Ltd.	600	17,872
Foster Electric Co., Ltd.	500	12,800
*Fuji Electric Holdings Co., Ltd.	10,000	18,582
*Fuji Fire & Marine Insurance Co., Ltd. (The)	6,000	6,869
*Fuji Heavy Industries, Ltd.	15,000	58,617
Fuji Oil Co., Ltd.	2,600	39,250
#Fuji Soft, Inc.	1,100	19,028
FUJIFILM Holdings Corp.	3,300	93,817
Fujikura, Ltd.	13,000	62,681
Fukui Bank, Ltd. (The)	7,000	23,232
Fukuoka Financial Group, Inc.	12,000	43,877
#Fukuyama Transporting Co., Ltd.	5,000	25,997
#Funai Electric Co., Ltd.	500	23,328
Furukawa Co., Ltd.	9,000	11,915
#Futaba Corp.	1,500	23,224
#*Futaba Industrial Co., Ltd.	900	4,711
GEO Co., Ltd.	9	9,346
Glory, Ltd.	1,000	22,004
Godo Steel, Ltd.	6,000	11,642
Gunma Bank, Ltd. (The)	10,000	52,098
Gunze, Ltd.	5,000	19,696
#H2O Retailing Corp.	4,000	24,311
Hachijuni Bank, Ltd. (The)	11,000	65,077
Hakuhodo Dy Holdings, Inc.	670	33,652
Hankyu Hanshin Holdings, Inc.	19,000	84,640
Hanwa Co., Ltd.	4,000	13,968
#*Haseko Corp.	11,000	8,443
Heiwa Corp.	1,800	17,621
Heiwado Co., Ltd.	1,200	15,711
Higashi-Nippon Bank, Ltd.	6,000	12,948
Higo Bank, Ltd. (The)	5,000	29,598
*Hino Motors, Ltd.	13,000	48,058
Hirose Electric Co., Ltd.	200	20,615
Hiroshima Bank, Ltd. (The)	13,000	49,884
Hitachi High-Technologies Corp.	1,900	31,471
Hitachi Kokusai Electric, Inc.	2,000	15,454
Hitachi Metals, Ltd.	1,000	9,541
Hitachi Transport System, Ltd.	1,900	24,922
#*Hitachi Zosen Corp.	10,500	13,676
*Hitachi, Ltd. Sponsored ADR	3,000	96,390
Hokkaido Electric Power Co., Inc.	1,000	19,254
Hokkoku Bank, Ltd. (The)	7,000	27,469

1144

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hokuetsu Bank, Ltd. (The)	9,000	$15,117
Hokuhoku Financial Group, Inc.	17,000	36,838
#Hokuriku Electric Power Co., Inc.	1,000	22,799
Honda Motor Co., Ltd. Sponsored ADR	7,100	219,887
#Hosiden Corp.	1,200	14,532
House Foods Corp.	1,900	30,254
Hyakugo Bank, Ltd. (The)	4,000	19,129
Hyakujishi Bank, Ltd. (The)	9,000	37,090
IBJ Leasing Co., Ltd.	1,000	17,115
Ichiyoshi Securities Co., Ltd.	2,200	16,393
Idec Corp.	1,300	9,887
#Idemitsu Kosan Co., Ltd.	400	29,333
Imperial Hotel, Ltd.	450	9,048
Inaba Denki Sangyo Co., Ltd.	600	14,230
Inageya Co., Ltd.	2,000	20,804
Isetan Mitsukoshi Holdings, Ltd.	5,740	55,011
*Ishihara Sangyo Kaisha, Ltd.	13,000	10,581
IT Holdings Corp.	1,200	14,789
ITO EN, LTD.	1,000	16,819
Itochu Corp.	8,000	50,566
Itochu Enex Co., Ltd.	1,800	9,242
Itochu Techno-Solutions Corp.	600	16,493
Itoham Foods, Inc.	5,000	19,764
Iyo Bank, Ltd. (The)	7,000	63,120
Izumi Co., Ltd.	1,400	16,887
Izumiya Co., Ltd.	3,000	15,471
#*J Front Retailing Co., Ltd.	8,800	41,713
Japan Airport Terminal Co., Ltd.	2,400	33,527
Japan Digital Laboratory Co., Ltd.	1,600	19,815
Japan Petroleum Exploration Co., Ltd.	300	14,979
Japan Pulp & Paper Co., Ltd.	5,000	19,063
Japan Radio Co., Ltd.	6,000	11,796
Japan Wool Textile Co., Ltd. (The)	3,000	20,032
JFE Holdings, Inc.	700	22,802
J-Oil Mills, Inc.	3,000	10,245
#Joshin Denki Co., Ltd.	3,000	20,973
Joyo Bank, Ltd. (The)	7,000	30,795
JS Group Corp.	4,100	66,914
JSR Corp.	800	15,603
JTEKT Corp.	1,100	11,620
Juroku Bank, Ltd.	9,000	32,199
*JVC Kenwood Holdings, Inc.	15,000	7,151
Kadokawa Holdings, Inc.	800	18,983
Kaga Electronics Co., Ltd.	1,200	12,045
Kagawa Bank, Ltd. (The)	4,000	14,429
Kagome Co., Ltd.	1,300	24,730
Kagoshima Bank, Ltd. (The)	3,000	22,153
Kameda Seika Co., Ltd.	700	13,032
Kamigumi Co., Ltd.	7,000	52,581
Kandenko Co., Ltd.	4,000	24,670
Kaneka Corp.	8,000	52,081
*Kanematsu Corp.	12,000	9,866
Kansai Electric Power Co., Inc.	1,200	25,928
Kansai Paint Co., Ltd.	6,000	50,771
Kanto Auto Works, Ltd.	1,500	14,257
*Kanto Tsukuba Bank, Ltd. (The)	2,900	9,673
Kao Corp.	1,000	22,274
#Kawasaki Heavy Industries, Ltd.	5,000	12,494
#*Kawasaki Kisen Kaisha, Ltd.	2,000	7,287
KDDI Corp.	4	21,230
Keihin Corp.	1,100	16,708

1145

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Keihin Electric Express Railway Co., Ltd.	4,000	$31,841
Keio Corp.	6,000	37,780
Keisei Electric Railway Co., Ltd.	4,000	22,491
Keiyo Bank, Ltd. (The)	4,000	19,225
#*Kenedix, Inc.	12	4,560
Kikkoman Corp.	4,000	46,295
Kinden Corp.	3,000	24,364
#Kintetsu Corp.	7,000	24,894
Kitz Corp.	3,000	15,516
Kiyo Holdings, Inc.	15,000	17,974
*Kobe Steel, Ltd.	10,000	18,173
Kohnan Shoji Co., Ltd.	1,300	15,786
#Koito Manufacturing Co., Ltd.	2,000	28,671
Kokuyo Co., Ltd.	2,300	20,077
Komatsu, Ltd.	1,100	21,444
Komori Corp.	1,000	11,828
Konica Minolta Holdings, Inc.	5,500	51,665
Kose Corp.	800	17,502
Kubota Corp. Sponsored ADR	800	30,728
Kurabo Industries, Ltd.	8,000	13,806
Kuraray Co., Ltd.	3,000	30,970
#Kureha Corp.	5,000	26,970
Kuroda Electric Co., Ltd.	1,300	18,793
#Kyocera Corp. Sponsored ADR	900	75,123
Kyowa Exeo Corp.	2,000	18,318
Lawson, Inc.	500	22,354
Leopalace21 Corp.	4,100	22,185
Lintec Corp.	1,100	19,477
Lion Corp.	4,000	19,946
Mabuchi Motor Co., Ltd.	700	33,497
Maeda Corp.	5,000	13,750
Maeda Road Construction Co., Ltd.	3,000	24,453
*Makino Milling Machine Co., Ltd.	2,000	7,817
Marubeni Corp.	6,000	29,685
Maruha Nichiro Holdings, Inc.	12,000	17,603
#Marui Group Co., Ltd.	6,900	39,637
#Maruichi Steel Tube, Ltd.	1,200	22,393
Marusan Securities Co., Ltd.	2,100	12,476
Max Co., Ltd.	2,000	20,552
Mazda Motor Corp.	15,000	33,853
*Megmilk Snow Brand Co., Ltd.	1,400	27,607
Meitec Corp.	700	11,801
Meito Sangyo Co., Ltd.	600	8,420
Michinoku Bank, Ltd. (The)	7,000	15,844
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	10,960
Minebea Co., Ltd.	5,000	20,957
Ministop Co., Ltd.	800	11,182
Misumi Group, Inc.	1,200	20,479
Mitsubishi Chemical Holdings Corp.	5,000	18,567
Mitsubishi Corp.	4,600	97,522
*Mitsubishi Electric Corp.	1,000	7,607
Mitsubishi Estate Co., Ltd.	2,000	30,210
Mitsubishi Heavy Industries, Ltd.	11,000	38,897
Mitsubishi Logistics Corp.	4,000	43,520
*Mitsubishi Materials Corp.	8,000	21,095
#*Mitsubishi Motors Corp.	13,000	19,231
Mitsubishi Paper Mills, Ltd.	10,000	12,873
Mitsubishi Rayon Co., Ltd.	12,000	41,451
#Mitsubishi UFJ Financial Group, Inc.	53,870	286,933
Mitsuboshi Belting, Ltd.	4,000	15,119
Mitsui & Co., Ltd.	3,100	40,712

1146

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Mitsui & Co., Ltd. Sponsored ADR	200	$52,262
#Mitsui Chemicals, Inc.	6,000	20,606
*Mitsui High-Tec, Inc.	2,000	20,198
*Mitsui Mining & Smelting Co., Ltd.	14,000	36,075
*Mitsui O.S.K. Lines, Ltd.	7,000	40,645
Mitsui Sugar Co., Ltd.	3,000	10,641
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,100	72,162
Mitsui-Soko Co., Ltd.	4,000	13,875
Miura Co., Ltd.	700	19,548
Miyazaki Bank, Ltd. (The)	5,000	22,835
#Mizuho Financial Group, Inc.	23,100	45,563
*Mizuho Investors Securities Co., Ltd.	12,000	12,244
*Mizuho Trust & Banking Co., Ltd.	12,000	11,434
Mizuno Corp.	4,000	18,439
Modec, Inc.	600	11,923
Mori Seiki Co., Ltd.	1,100	11,894
Morinaga & Co., Ltd.	10,000	21,279
Morinaga Milk Industry Co., Ltd.	8,000	37,326
#Mos Food Services, Inc.	1,500	24,749
Murata Manufacturing Co., Ltd.	400	19,517
Musashino Bank, Ltd.	1,000	28,583
Nagase & Co., Ltd.	4,000	48,652
Nagoya Railroad Co., Ltd.	9,000	27,335
Namco Bandai Holdings, Inc.	4,900	50,102
Nanto Bank, Ltd. (The)	5,000	27,140
#*NEC Corp.	31,000	88,113
Net One Systems Co., Ltd.	18	23,597
Neturen Co., Ltd.	1,500	10,611
NHK Spring Co., Ltd.	4,000	31,232
#Nichicon Corp.	3,000	29,990
Nichirei Corp.	6,000	22,286
Nifco, Inc.	900	18,418
#Nihon Dempa Kogyo Co., Ltd.	400	7,454
#Nihon Nohyaku Co., Ltd.	1,000	6,358
Nihon Parkerizing Co., Ltd.	2,000	23,711
Nikon Corp.	1,000	18,638
Nintendo Co., Ltd.	100	25,082
Nippo Corp.	3,000	23,143
Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	23,060
*Nippon Chemi-Con Corp.	3,000	11,101
Nippon Express Co., Ltd.	12,000	49,136
Nippon Flour Mills Co., Ltd.	6,000	30,489
Nippon Gas Co., Ltd.	1,100	19,061
Nippon Konpo Unyu Soko Co., Ltd.	2,000	21,725
*Nippon Light Metal Co., Ltd.	10,000	8,803
#Nippon Meat Packers, Inc.	5,000	58,624
Nippon Mining Holdings, Inc.	11,000	49,073
Nippon Oil Corp.	7,000	34,494
#Nippon Paint Co., Ltd.	5,000	30,012
Nippon Paper Group, Inc.	2,300	61,036
Nippon Seiki Co., Ltd.	1,000	10,501
Nippon Sheet Glass Co., Ltd.	20,000	58,933
Nippon Shokubai Co., Ltd.	4,000	33,619
Nippon Soda Co., Ltd.	5,000	20,129
Nippon Steel Corp.	7,000	26,705
Nippon Suisan Kaisha, Ltd.	5,500	15,763
Nippon Telegraph & Telephone Corp. ADR	1,600	32,864
Nippon Thompson Co., Ltd.	3,000	15,734
Nippon Yakin Kogyo Co., Ltd.	2,500	12,131
Nishimatsu Construction Co., Ltd.	7,000	10,644
Nishi-Nippon Bank, Ltd.	24,000	59,372

1147

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nishi-Nippon Railroad Co., Ltd.	6,000	$22,808
Nissan Chemical Industries, Ltd.	2,000	25,776
*Nissan Motor Co., Ltd.	17,300	125,185
Nissan Shatai Co., Ltd.	3,000	25,288
Nissay Dowa General Insurance Co., Ltd.	4,000	17,754
Nisshin Oillio Group, Ltd. (The)	5,000	26,348
Nisshin Seifun Group, Inc.	5,500	73,368
Nisshin Steel Co., Ltd.	21,000	35,046
Nissin Foods Holdings Co., Ltd.	1,100	38,817
Nissin Kogyo Co., Ltd.	2,400	35,715
Nitta Corp.	1,000	14,591
Nittetsu Mining Co., Ltd.	3,000	16,070
Nitto Boseki Co., Ltd.	6,000	10,838
Nitto Denko Corp.	500	15,100
Nitto Electric Works, Ltd.	1,400	13,956
NOF Corp.	5,000	22,678
NOK Corp.	2,700	35,824
Nomura Holdings, Inc.	2,900	20,440
Nomura Holdings, Inc. ADR	3,400	23,868
#Nomura Research Institute, Ltd.	600	12,974
Noritake Co., Ltd.	5,000	14,605
Noritsu Koki Co., Ltd.	900	7,582
NTN Corp.	4,000	15,104
#NTT Data Corp.	5	14,387
NTT DoCoMo, Inc.	73	105,869
Obayashi Corp.	16,000	60,420
#Odakyu Electric Railway Co., Ltd.	3,000	24,437
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	13,704
Oiles Corp.	1,200	19,688
Oita Bank, Ltd. (The)	4,000	16,246
Oji Paper Co., Ltd.	13,000	56,573
Okasan Securities Group, Inc.	4,000	18,903
*Oki Electric Industry Co., Ltd.	13,000	11,728
Okinawa Electric Power Co., Ltd.	400	21,543
#OKUMA Corp.	2,000	9,698
Okumura Corp.	4,000	13,935
Omron Corp.	2,400	40,179
#Onward Holdings Co., Ltd.	4,000	24,831
Oriental Land Co., Ltd.	600	40,669
Osaka Gas Co., Ltd.	8,000	26,776
Panasonic Corp.	9,000	127,035
Parco Co., Ltd.	1,500	13,131
Paris Miki Holdings, Inc.	1,600	13,159
#*Pioneer Electronic Corp.	2,500	6,194
Press Kogyo Co., Ltd.	5,000	10,943
Q.P. Corp.	2,200	25,373
Rengo Co., Ltd.	4,000	22,453
*Renown, Inc.	2,700	4,911
Resona Holdings, Inc.	1,900	22,623
Resorttrust, Inc.	1,000	11,381
Ricoh Co., Ltd.	5,000	67,951
Riken Corp.	4,000	14,506
Rinnai Corp.	900	39,548
Rohm Co., Ltd.	1,600	106,107
Roland Corp.	700	7,473
Round One Corp.	900	6,592
Ryohin Keikaku Co., Ltd.	400	18,004
Ryosan Co., Ltd.	1,000	23,878
#Saizeriya Co., Ltd.	1,200	23,152
Sakai Chemical Industry Co., Ltd.	3,000	12,146
#Sakata Seed Corp.	1,600	25,017

1148

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Sanden Corp.	4,000	$11,543
San-in Godo Bank, Ltd. (The)	3,000	26,086
Sanken Electric Co., Ltd.	4,000	14,559
Sanki Engineering Co., Ltd.	3,000	22,034
Sankyo Co., Ltd.	700	39,984
*Sankyo-Tateyama Holdings, Inc.	12,000	11,816
Sankyu, Inc.	4,000	17,540
Sanshin Electronics Co., Ltd.	1,500	11,817
Sanwa Holdings Corp.	4,000	10,968
Sanyo Chemical Industries, Ltd.	4,000	22,388
Sanyo Special Steel Co., Ltd.	3,000	11,031
Sapporo Hokuyo Holdings, Inc.	8,000	27,005
#Sasebo Heavy Industries Co., Ltd.	3,000	6,641
Sato Corp.	1,100	13,391
#SBI Holdings, Inc.	357	65,598
Secom Co., Ltd.	800	37,326
Seiko Epson Corp.	2,200	34,009
Seiko Holdings Corp.	4,000	8,294
Seino Holdings Co., Ltd.	4,000	29,599
Seiren Co., Ltd.	2,600	17,091
Sekisui Chemical Co., Ltd.	12,000	72,582
Sekisui House, Ltd.	5,000	43,239
Seven & I Holdings Co., Ltd.	3,700	81,001
#Sharp Corp.	2,000	21,339
Shiga Bank, Ltd.	7,000	43,426
Shikoku Bank, Ltd.	5,000	16,873
#Shima Seiki Manufacturing Co., Ltd.	400	8,161
Shimachu Co., Ltd.	1,000	23,641
Shimano, Inc.	600	22,878
#Shimizu Corp.	10,000	38,345
Shin-Etsu Chemical Co., Ltd.	500	26,516
Shinko Electric Industries Co., Ltd.	700	10,426
Shinko Plantech Co., Ltd.	1,300	13,284
#*Shinsei Bank, Ltd.	2,000	2,609
Shiseido Co., Ltd.	1,000	18,257
#Shizuoka Bank, Ltd.	9,000	89,424
Shochiku Co., Ltd.	3,000	26,361
Showa Denko K.K.	23,000	44,270
Showa Shell Sekiyu K.K.	2,300	22,653
Sinanen Co., Ltd.	4,000	21,289
SKY Perfect JSAT Holdings, Inc.	35	16,004
#SMK Corp.	3,000	19,017
Sohgo Security Services Co., Ltd.	1,500	17,360
Sojitz Corp.	35,400	65,354
Sompo Japan Insurance, Inc.	13,000	76,022
Sony Corp.	1,200	35,435
Sony Corp. Sponsored ADR	5,400	158,706
Sotetsu Holdings, Inc.	6,000	25,831
Star Micronics Co., Ltd.	700	5,756
Sumisho Computer Systems Corp.	1,200	19,003
Sumitomo Bakelite Co., Ltd.	5,000	23,579
Sumitomo Corp.	3,700	35,919
Sumitomo Electric Industries, Ltd.	5,800	70,382
Sumitomo Forestry Co., Ltd.	3,600	27,581
*Sumitomo Heavy Industries, Ltd.	2,000	9,074
*Sumitomo Light Metal Industries, Ltd.	9,000	8,049
Sumitomo Metal Industries, Ltd.	5,000	12,774
Sumitomo Metal Mining Co., Ltd.	1,000	15,815
Sumitomo Mitsui Financial Group, Inc.	2,900	98,571
#Sumitomo Osaka Cement Co., Ltd.	11,000	19,269
Sumitomo Realty & Development Co., Ltd.	1,000	18,961

1149

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Rubber Industries, Ltd.	4,300	$39,639
Sumitomo Trust & Banking Co., Ltd.	6,000	31,260
Sumitomo Warehouse Co., Ltd.	4,000	17,624
Suruga Bank, Ltd.	5,000	45,174
*SWCC Showa Holdings Co., Ltd.	14,000	13,230
T&D Holdings, Inc.	750	19,376
Tadano, Ltd.	2,000	9,471
*Taiheiyo Cement Corp.	24,000	27,864
Taiho Kogyo Co., Ltd.	1,300	9,670
Taikisha, Ltd.	2,000	25,239
Taisei Corp.	25,000	49,062
Taiyo Nippon Sanso Corp.	3,000	33,317
Taiyo Yuden Co., Ltd.	2,000	22,503
Takara Standard Co., Ltd.	4,000	23,071
Takasago International Corp.	4,000	20,894
Takasago Thermal Engineering Co., Ltd.	2,000	15,879
#Takashimaya Co., Ltd.	7,000	47,198
*Takuma Co., Ltd.	4,000	10,423
TDK Corp.	500	28,748
TDK Corp. Sponsored ADR	1,000	57,350
Teijin, Ltd.	7,000	20,573
#Tenma Corp.	1,200	14,051
THK Co., Ltd.	3,000	51,839
TKC Corp.	1,100	22,195
Toagosei Co., Ltd.	6,000	20,989
#Tobu Railway Co., Ltd.	6,000	32,812
Tochigi Bank, Ltd.	4,000	18,332
Toda Corp.	6,000	20,001
#Toho Bank, Ltd.	5,000	16,652
Toho Gas Co., Ltd.	7,000	36,300
#Toho Titanium Co., Ltd.	600	7,497
Tohuku Electric Power Co., Inc.	1,200	24,643
Tokai Carbon Co., Ltd.	2,000	9,654
Tokai Rika Co., Ltd.	2,100	43,368
Tokai Tokyo Financial Holdings, Inc.	11,000	35,650
Tokio Marine Holdings, Inc.	3,800	97,167
Tokushima Bank, Ltd.	3,000	11,002
Tokuyama Corp.	4,000	25,134
Tokyo Electric Power Co., Ltd.	1,800	44,246
Tokyo Gas Co., Ltd.	5,000	19,807
Tokyo Ohka Kogyo Co., Ltd.	1,000	19,267
*Tokyo Seimitsu Co., Ltd.	700	8,791
Tokyo Steel Manufacturing Co., Ltd.	3,900	51,080
Tokyo Style Co., Ltd.	2,000	16,821
#Tokyo Tatemono Co., Ltd.	11,000	52,451
Tokyo Tomin Bank, Ltd.	700	10,205
*Tokyu Construction Co., Ltd.	4,060	11,097
Tokyu Corp.	4,000	17,480
Tokyu Land Corp.	12,000	48,386
Toppan Forms Co., Ltd.	2,100	25,810
Toppan Printing Co., Ltd.	9,000	80,437
Topre Corp.	2,200	19,663
Topy Industries, Ltd.	7,000	13,587
Toray Industries, Inc.	5,000	28,484
*Toshiba Corp.	4,000	22,861
Toshiba Machine Co., Ltd.	8,000	25,597
*Toshiba TEC Corp.	4,000	16,218
Tosoh Corp.	4,000	10,755
TOTO, Ltd.	7,000	41,480
*Towa Bank, Ltd.	18,000	11,795
Toyo Engineering Corp.	4,000	13,321

1150

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyo Ink Manufacturing Co., Ltd.	6,000	$20,868
Toyo Kanetsu K.K.	5,000	8,300
Toyo Kohan Co., Ltd.	4,000	19,387
Toyo Seikan Kaisha, Ltd. (6899967)	1,000	26,167
Toyo Seikan Kaisha, Ltd. (6900267)	4,300	72,240
*Toyo Tire & Rubber Co., Ltd.	4,000	7,537
#Toyobo Co., Ltd.	19,000	29,476
Toyoda Gosei Co., Ltd.	600	16,820
Toyota Auto Body Co., Ltd.	1,300	24,146
Toyota Motor Corp. Sponsored ADR	2,600	205,114
*Toyota Tsusho Corp.	1,200	17,158
*Trans Cosmos, Inc.	1,200	10,576
Trend Micro, Inc.	500	17,306
Tsubakimoto Chain Co.	3,000	12,965
TV Asahi Corp.	12	18,246
Ube Industries, Ltd.	13,000	33,501
Ulvac, Inc.	1,300	30,568
Uni-Charm Corp.	400	38,334
*Uniden Corp.	3,000	6,981
Union Tool Co.	600	17,498
*Unitika, Ltd.	16,000	12,617
UNY Co., Ltd.	6,000	44,567
Ushio, Inc.	1,700	26,725
USS Co., Ltd.	340	20,568
Wacoal Corp.	2,000	24,203
West Japan Railway Co.	5	17,719
Xebio Co., Ltd.	700	15,838
Yamada Denki Co., Ltd.	430	26,203
Yamagata Bank, Ltd.	4,000	19,183
Yamaguchi Financial Group, Inc.	6,000	57,325
Yamaha Corp.	2,700	27,894
#Yamaha Motor Co., Ltd.	2,300	27,389
Yamanashi Chuo Bank, Ltd.	4,000	18,303
Yamatake Corp.	800	16,895
Yamato Kogyo Co., Ltd.	600	18,006
#Yaskawa Electric Corp.	2,000	15,732
Yodogawa Steel Works, Ltd.	4,000	16,555
*Yokogawa Electric Corp.	3,300	26,746
Yokohama Reito Co., Ltd.	3,000	20,092
Yokohama Rubber Co., Ltd.	7,000	30,660
Yoshimoto Kogyo Co., Ltd.	1,400	20,374
#Zensho Co., Ltd.	2,000	13,924
Zeon Corp.	2,000	9,091

TOTAL JAPAN		15,702,863

NETHERLANDS — (2.0%)
Aalberts Industries NV	1,289	16,150
*Aegon NV	23,569	167,515
#Akzo Nobel NV	876	51,723
#Arcadis NV	762	15,233
ArcelorMittal NV	6,554	221,804
#*ASM International NV	1,438	29,136
ASML Holding NV	2,445	65,935
ASML Holding NV ADR	200	5,388
Exact Holding NV	330	9,098
#Fugro NV	1,836	102,263
Grontmij NV	332	9,139
*Heijmans NV	37	663
#Imtech NV	693	17,616
*ING Groep NV Sponsored ADR	8,300	107,070
KAS Bank NV	70	1,439

1151

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke Ahold NV	12,011	$151,293
Koninklijke Bam Groep NV	2,021	23,770
Koninklijke Boskalis Westminster NV	1,929	67,704
Koninklijke Ten Cate NV	874	20,461
Koninklijke Vopak NV	1,060	71,515
Nutreco Holding NV	612	30,891
#Oce NV	1,378	8,714
#*Randstad Holdings NV	1,654	62,757
Reed Elsevier NV ADR	952	22,058
#SBM Offshore NV	3,901	74,704
Sligro Food Group NV	627	19,318
Smit Internationale NV	458	36,001
*SNS Reaal Groep NV	3,557	25,142
Telegraaf Media Groep NV	853	15,996
TKH Group NV	794	13,158
#Unilever NV	5,295	163,155
#*Unit 4 Agresso NV	493	11,715
*USG People NV	851	14,806
#Wavin NV	1,272	2,624
Wolters Kluwer NV	4,568	101,835

TOTAL NETHERLANDS		1,757,789

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	11,327	10,502
Contact Energy, Ltd.	4,628	20,610
Fletcher Building, Ltd.	2,708	15,996
Infratil, Ltd.	10,572	12,291
*New Zealand Oil & Gas, Ltd.	32,508	39,735
New Zealand Refining Co., Ltd.	3,517	13,400
Nuplex Industries, Ltd.	4,562	8,012
Port of Tauranga, Ltd.	2,031	10,224
Trustpower, Ltd.	2,795	15,160

TOTAL NEW ZEALAND		145,930

NORWAY — (1.0%)
*Acta Holding ASA	9,500	6,352
Aker Kvaerner ASA	750	9,016
*Aktiv Kapital ASA	600	4,291
Atea ASA	2,400	15,753
*BW Offshore, Ltd.	4,000	5,364
*Camillo Eitze & Co. ASA	800	1,881
#*Cermaq ASA	1,600	13,913
#*DnB NOR ASA Series A	6,800	77,898
*DOF ASA	1,400	7,974
*EDB Business Partner ASA	1,800	7,710
Ekornes ASA	300	5,527
*Eltek ASA	1,600	881
Ganger Rolf ASA	670	18,764
Kongsberg Gruppen ASA	640	8,801
#*Marine Harvest ASA	50,000	36,276
#*Norsk Hydro ASA	18,400	120,593
*Norsk Hydro ASA Sponsored ADR	3,400	22,780
*Norske Skogindustrier ASA Series A	7,052	11,709
Orkla ASA	7,600	70,260
*Petroleum-Geo Services ASA	5,900	55,558
Prosafe ASA	3,000	15,619
*Prosafe Production Public, Ltd.	3,000	6,719
*Renewable Energy Corp. ASA	538	3,204
*Schibsted ASA	850	13,970
#*SeaDrill, Ltd.	2,600	53,993
*Sevan Marine ASA	3,200	5,142

1152

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Songa Offshore SE	800	$3,994
#StatoilHydro ASA Sponsored ADR	3,931	93,007
*Storebrand ASA	5,600	38,055
*Subsea 7, Inc.	1,200	16,824
Tandberg ASA Series A	900	24,078
*Telenor ASA	1,553	20,024
*TGS Nopec Geophysical Co. ASA	2,845	43,146
Tomra Systems ASA	2,200	11,073
Veidekke ASA	1,440	11,026
Wilh. Wilhelmsen ASA	350	8,106

TOTAL NORWAY		869,281

PORTUGAL — (0.6%)
Banco BPI SA	4,547	15,337
Banco Comercial Portugues SA	59,958	85,475
Banco Espirito Santo SA	10,994	81,142
Brisa SA	3,774	37,277
Cimpor Cimentos de Portugal SA	6,612	51,532
#Energias de Portugal SA	9,374	41,457
Galp Energia SGPS SA Series B	1,072	18,056
Jeronimo Martins SGPS SA	2,344	20,881
#Mota-Engil SGPS SA	2,737	16,258
#Portucel-Empresa Produtora de Pasta de Papel SA	3,351	9,467
#Portugal Telecom SA	5,451	62,308
Sociedade de Investimento e Gestao SGPS SA	897	9,923
*Sonae Capital SGPS SA	1,744	2,279
*Sonae Industria SGPS SA	1,680	6,057
#Sonae SGPS SA	13,955	18,365
*Sonaecom SGPS SA	3,677	10,522
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	9,536

TOTAL PORTUGAL		495,872

SINGAPORE — (1.0%)
Allgreen Properties, Ltd.	19,000	15,338
Bukit Sembawang Estates, Ltd.	2,000	6,808
*Chartered Semiconductor Manufacturing, Ltd.	21,600	40,045
*Chartered Semiconductor Manufacturing, Ltd. ADR	280	5,191
City Developments, Ltd.	5,000	35,031
Comfortdelgro Corp., Ltd.	21,000	22,819
DBS Group Holdings, Ltd.	10,500	96,154
*Delong Holdings, Ltd.	10,000	6,045
*Ezra Holdings, Ltd.	8,000	10,715
Guocoland, Ltd.	9,000	12,111
Hotel Properties, Ltd.	7,000	10,336
Hyflux, Ltd.	8,000	17,386
Keppel Corp., Ltd.	3,000	17,241
Keppel Land, Ltd.	5,000	9,945
Keppel Telecommunications and Transportation, Ltd.	6,000	5,842
Kim Eng Holdings, Ltd.	9,100	12,872
MobileOne, Ltd.	7,000	8,660
Neptune Orient Lines, Ltd.	19,250	21,424
Overseas-Chinese Banking Corp., Ltd.	12,594	67,868
Raffles Education Corp., Ltd.	15,319	5,378
SembCorp Industries, Ltd.	14,000	32,986
#SembCorp Marine, Ltd.	8,400	20,489
Singapore Airlines, Ltd.	8,600	82,472
*Singapore Airport Terminal Services, Ltd.	6,278	10,971
Singapore Land, Ltd.	4,000	15,659
Singapore Post, Ltd.	14,000	9,397
Singapore Telecommunications, Ltd.	13,000	26,959
SMRT Corp., Ltd.	15,000	17,887

1153

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Tat Hong Holdings, Ltd.	10,000	$7,323
United Engineers, Ltd.	6,000	7,097
United Industrial Corp., Ltd.	23,000	29,694
United Overseas Bank, Ltd.	6,000	71,921
UOB-Kay Hian Holdings, Ltd.	12,000	12,357
UOL Group, Ltd.	16,000	38,171
Venture Corp., Ltd.	4,000	25,517
WBL Corp., Ltd.	8,000	26,257
Wheelock Properties, Ltd.	13,000	16,142

TOTAL SINGAPORE		878,508

SPAIN — (3.1%)
Abengoa SA	505	13,310
Abertis Infraestructuras SA	1,579	33,578
Acciona SA	375	45,681
Acerinox SA	5,339	106,177
Antena 3 de Television SA	1,085	9,232
Banco Bilbao Vizcaya SA Sponsored ADR	18,391	327,360
Banco de Sabadell SA	15,749	106,320
Banco de Valencia SA	3,325	28,179
Banco Espanol de Credito SA	1,229	15,556
Banco Guipuzcoano SA	1,547	11,639
Banco Pastor SA	1,469	10,971
Banco Popular Espanol SA	11,348	101,079
Banco Santander SA	820	13,196
*Banco Santander SA (B54VQD8)	9	146
Banco Santander SA Sponsored ADR	40,500	650,430
Bankinter SA	4,250	44,790
Bolsas y Mercados Espanoles SA	711	23,703
Cementos Portland Valderrivas SA	166	7,670
Cia Espanola de Petroleous SA	473	16,685
Construcciones y Auxiliar de Ferrocarriles SA	22	10,841
Ebro Puleva SA	3,220	61,319
Enagas SA	2,468	50,765
Fomento de Construcciones y Contratas SA	1,348	54,834
Gamesa Corporacion Tecnologica SA	2,284	41,736
Gas Natural SDG SA	3,108	62,442
Gestevision Telecinco SA	837	8,651
Grupo Catalana Occidente SA	923	22,364
*Grupo Empresarial Ence SA	2,018	8,112
Iberdrola SA	8,892	80,549
Indra Sistemas SA	974	22,905
Industria de Diseno Textil SA	424	24,888
*La Seda de Barcelona SA	11,551	5,759
*NH Hoteles SA	2,275	11,904
Obrascon Huarte Lain SA	479	12,727
Papeles y Cartones de Europa SA	3,157	17,910
Pescanova SA	208	7,232
*Promotora de Informaciones SA	1,912	9,118
Prosegur Cia de Seguridad SA	514	21,626
*Realia Business SA	980	2,632
Red Electrica Corporacion SA	1,553	80,212
Repsol YPF SA Sponsored ADR	7,300	194,180
*Sacyr Vallehermoso SA	2,561	38,745
Service Point Solutions SA	6,431	10,740
Sol Melia SA	953	8,446
#*SOS Corporacion Alimentaria SA	1,043	3,149
Telefonica SA Sponsored ADR	1,900	159,467
Tubacex SA	1,844	7,618
Tubos Reunidos SA	4,346	13,301
Vidrala SA	338	9,192

1154

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Viscofan SA	830	$21,695
Zardoya Otis SA	1,131	22,701

TOTAL SPAIN		2,673,462

SWEDEN — (2.3%)
Aarhuskarlshamn AB	500	10,031
AF AB Series B	700	17,455
Alfa Laval AB	2,100	25,649
#Assa Abloy AB Series B	4,800	83,879
Axfood AB	350	10,443
B&B Tools AB	600	7,017
*Bilia AB Series A	1,300	10,572
Boliden AB	8,001	96,342
*Electrolux AB Series B	3,566	85,473
#*Eniro AB	644	2,965
Hakon Invest AB	900	15,011
#*Haldex AB	1,000	8,640
#Hennes & Mauritz AB Series B	1,050	59,642
#Hexagon AB	3,968	51,883
Hoganas AB Series B	900	16,282
Holmen AB Series B	1,500	40,482
#*Husqvarna AB Series B	3,600	22,669
*JM AB	1,200	17,824
*LBI International AB	2,800	5,720
#Lindab International AB	600	6,378
*Loomis AB	664	7,149
#*Lundin Petroleum AB	6,000	50,823
Modern Times Group AB Series B	450	19,516
NCC AB Series B	1,600	24,172
*Nobia AB	4,200	26,070
#Nordea Bank AB	27,436	294,482
#Oriflame Cosmetics SA SDR	750	41,536
*Pa Resources AB	3,400	13,169
#Sandvik AB	3,993	44,108
#Securitas AB Series B	3,324	31,014
#*Skandinaviska Enskilda Banken AB Series A	6,914	41,880
SKF AB Series B	1,600	25,336
Skistar AB	883	16,613
#SSAB AB Series A	1,900	28,963
SSAB AB Series B	700	9,788
Svenska Cellulosa AB Series B	9,217	126,651
#Svenska Handelsbanken AB Series A	7,472	193,091
#*Swedbank AB Series A	5,862	50,499
Tele2 AB Series B	3,701	53,945
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	13,800	143,520
TeliaSonera AB	16,349	108,360
*Trelleborg AB Series B	4,200	25,514
Volvo AB Series A	2,200	20,317
Volvo AB Series B	6,532	61,860

TOTAL SWEDEN		2,052,733

SWITZERLAND — (4.8%)
ABB, Ltd. Sponsored ADR	6,500	120,445
#Adecco SA	2,404	107,421
Allreal Holding AG	202	24,409
*Aryzta AG	1,267	49,736
*Ascom Holding AG	1,836	19,487
Baloise-Holding AG	1,560	133,570
*Bank Sarasin & Cie AG Series B	700	27,873
Banque Cantonale Vaudoise	54	20,340
Barry Callebaut AG	34	18,993

1155

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Berner Kantonalbank AG	107	$24,139
BKW FMB Energie AG	158	12,997
*Bobst Group AG	277	10,250
Bucher Industries AG	173	18,176
*Clariant AG	6,413	61,311
Compagnie Financiere Richemont SA Series A	6,895	193,018
Credit Suisse Group AG Sponsored ADR	4,900	261,170
Daetwyler Holding AG	297	14,623
*Dufry AG	227	14,339
#EFG International AG	1,159	19,302
#Elektrizitaets-Gesellschaft Laufenberg AG	13	12,598
EMS-Chemie Holding AG	265	29,444
Energiedienst Holding AG	604	32,984
Flughafen Zuerich AG	73	21,251
Forbo Holding AG	50	14,128
GAM Holdings, Ltd.	1,643	20,045
Geberit AG	144	23,822
George Fisher AG	108	28,399
Givaudan SA	194	144,014
Gurit Holding AG	16	8,828
Helvetia Holding AG	150	47,827
#*Holcim, Ltd.	4,427	281,755
*Julius Baer Group, Ltd.	1,643	61,851
#Kudelski SA	1,531	31,239
Kuoni Reisen Holding AG	48	16,271
Lindt & Spruengli AG	1	25,389
#*Logitech International SA	1,706	29,121
Luzerner Kantonalbank AG	48	12,303
Nestle SA	10,338	480,733
#*Oerlikon Corp. AG	249	15,800
Panalpina Welttransport Holding AG	158	11,065
#Petroplus Holdings AG	1,327	28,910
*PubliGroupe SA	64	6,128
*Rieters Holdings AG	124	27,765
Romande Energie Holding SA	7	13,894
*Schweizerische National-Versicherungs-Gesellschaft AG	546	16,751
#SGS SA	40	53,432
Sika AG	34	46,094
St. Galler Kantonalbank AG	70	31,874
Sulzer AG	460	35,816
#Swatch Group AG(7184725)	611	142,667
Swatch Group AG(7184736)	649	29,105
Swiss Life Holding AG	1,010	120,981
Swiss Reinsurance Co., Ltd. AG	5,759	234,510
Swisscom AG	62	22,377
Syngenta AG ADR	2,700	127,791
#*Temenos Group AG	384	8,764
*UBS AG	7,536	125,661
#Valiant Holding AG	443	87,280
Valora Holding AG	83	19,789
Vontobel Holdings AG	600	19,203
Zurich Financial Services AG	2,043	467,832

TOTAL SWITZERLAND		4,167,090

UNITED KINGDOM — (17.5%)
Aberdeen Asset Management P.L.C.	16,024	34,691
Admiral Group P.L.C.	417	7,010
Aegis Group P.L.C.	20,061	36,063
Aga Rangemaster Group P.L.C.	1,374	2,600
Aggreko P.L.C.	1,979	24,598
Amec P.L.C.	7,444	98,041

1156

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Amlin P.L.C.	11,960	$69,226
*Anglo American P.L.C.	6,671	241,378
Anglo Pacific Group P.L.C.	2,760	9,359
Antofagasta P.L.C.	2,036	25,652
ARM Holdings P.L.C. Sponsored ADR	7,300	53,071
Arriva P.L.C.	5,063	36,487
Ashtead Group P.L.C.	14,650	19,271
Associated British Foods P.L.C.	5,660	76,643
Atkins WS P.L.C.	1,777	16,435
*Autonomy Corp. P.L.C.	1,503	33,046
Aveva Group P.L.C.	1,057	15,395
Aviva P.L.C.	43,610	272,701
Babcock International Group P.L.C.	6,695	66,466
BAE Systems P.L.C.	22,377	115,064
Balfour Beatty P.L.C.	9,061	39,391
*Barclays P.L.C. Sponsored ADR	13,100	273,790
BBA Aviation P.L.C.	10,521	26,550
Beazley P.L.C.	13,422	23,552
Bellway P.L.C.	2,995	35,822
*Berkeley Group Holdings P.L.C. (The)	2,238	31,237
BG Group P.L.C.	2,990	51,468
#BG Group P.L.C. Sponsored ADR	1,400	121,044
BHP Billiton P.L.C. ADR	3,200	173,440
Bodycote P.L.C.	4,899	13,090
*Bovis Homes Group P.L.C.	1,341	9,031
*BP P.L.C. Sponsored ADR	18,900	1,070,118
Brewin Dolphin Holdings P.L.C.	8,248	21,655
Brit Insurance Holdings P.L.C.	8,280	28,198
*British Airways P.L.C.	8,530	25,332
*British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	41,724
Britvic P.L.C.	2,726	15,589
BSS Group P.L.C.	3,111	13,565
BT Group P.L.C. Sponsored ADR	2,400	51,240
Bunzl P.L.C.	3,184	34,615
Burberry Group P.L.C.	9,093	80,188
Cable & Wireless P.L.C.	32,161	76,308
Cadbury P.L.C. Sponsored ADR	1,984	100,470
*Cairn Energy P.L.C.	1,499	64,652
Capita Group P.L.C.	2,990	37,344
Carillion P.L.C.	12,077	58,180
Carnival P.L.C.	942	29,203
#Carnival P.L.C. ADR	2,700	83,646
*Carphone Warehouse Group P.L.C.	5,939	17,912
Catlin Group, Ltd.	12,301	66,419
Centrica P.L.C.	14,387	58,447
Charter International P.L.C.	1,956	22,244
Chesnara P.L.C.	3,877	11,580
Chloride Group P.L.C.	5,862	15,477
Close Brothers Group P.L.C.	5,243	60,291
Cobham P.L.C.	11,022	39,605
Collins Stewart P.L.C.	7,841	10,256
Compass Group P.L.C.	24,559	155,754
*Cookson Group P.L.C.	189	1,128
Croda International P.L.C.	1,405	17,206
*CSR P.L.C.	2,830	20,656
Daily Mail & General Trust P.L.C. Series A	4,069	26,473
Dairy Crest Group P.L.C.	2,589	16,972
*Dana Petroleum P.L.C.	2,138	44,732
Davis Service Group P.L.C.	4,657	31,909
De la Rue P.L.C.	3,049	45,666
Dignity P.L.C.	672	6,424

1157

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Dimension Data Holdings P.L.C.	17,382	$20,197
Domino Printing Sciences P.L.C.	2,941	14,334
Drax Group P.L.C.	4,837	36,801
DS Smith P.L.C.	10,291	19,654
*DSG International P.L.C.	49,297	24,684
*DTZ Holdings P.L.C.	2,791	3,837
*easyJet P.L.C.	1,150	6,770
*Enterprise Inns P.L.C.	11,823	22,892
Evolution Group P.L.C.	5,744	15,524
Experian P.L.C.	10,890	99,517
F&C Asset Management P.L.C.	6,814	8,261
Fenner P.L.C.	3,512	9,212
Filtrona P.L.C.	4,670	12,790
Findel P.L.C.	4,807	3,071
Firstgroup P.L.C.	1,786	10,984
Forth Ports P.L.C.	318	5,757
Friends Provident Group P.L.C.	68,137	90,843
G4S P.L.C.	31,351	129,477
*Galiform P.L.C.	7,492	9,198
Game Group P.L.C.	10,090	24,485
*GKN P.L.C.	42,079	73,711
Go-Ahead Group P.L.C.	487	11,343
Greggs P.L.C.	1,490	10,519
Halfords Group P.L.C.	4,424	28,366
Halma P.L.C.	13,080	48,810
Hays P.L.C.	7,814	12,518
Helical Bar P.L.C.	3,459	18,758
Helphire P.L.C.	4,847	4,558
Henderson Group P.L.C.	12,095	25,498
Hiscox, Ltd.	10,981	57,587
Home Retail Group P.L.C.	5,486	26,112
Homeserve P.L.C.	565	14,953
HSBC Holdings P.L.C. Sponsored ADR	22,369	1,239,019
Hunting P.L.C.	2,655	22,806
Huntsworth P.L.C.	9,410	10,322
ICAP P.L.C.	9,292	61,757
IG Group Holdings P.L.C.	3,367	16,649
IMI P.L.C.	7,064	49,824
Informa P.L.C.	6,253	29,996
Inmarsat P.L.C.	3,198	29,325
Innovation Group P.L.C.	28,710	5,297
Intercontinental Hotels Group P.L.C.	2,736	34,975
Intercontinental Hotels Group P.L.C. ADR	1,600	20,336
Intermediate Capital Group P.L.C.	2,842	11,834
International Personal Finance P.L.C.	11,639	39,105
International Power P.L.C.	44,274	183,812
Interserve P.L.C.	2,216	8,458
Intertek Group P.L.C.	2,205	45,303
Invensys P.L.C.	5,798	26,800
Investec P.L.C.	11,729	83,723
*IP Group P.L.C.	4,973	4,564
ITV P.L.C.	97,376	68,104
Jardine Lloyd Thompson Group P.L.C.	2,600	19,343
*JJB Sports P.L.C.	5,642	2,772
*JJB Sports P.L.C. Excess Application Shares	4,513	2,222
JKX Oil & Gas P.L.C.	3,242	14,580
John Wood Group P.L.C.	14,289	74,852
Johnson Matthey P.L.C.	4,293	98,865
*Johnston Press P.L.C.	9,724	4,486
*Kazakhmys P.L.C.	4,093	72,842
Kcom Group P.L.C.	13,914	9,247

1158

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Keller Group P.L.C.	1,423	$16,650
Kesa Electricals P.L.C.	3,132	6,805
Kingfisher P.L.C.	69,403	253,676
Laird P.L.C.	4,593	10,980
Legal & General Group P.L.C.	127,022	162,987
*Lloyds Banking Group P.L.C.	6,295	8,876
Lloyds Banking Group P.L.C. Sponsored ADR	1,230	6,851
Logica P.L.C.	27,824	52,749
London Stock Exchange Group P.L.C.	1,107	15,399
*Lonmin P.L.C.	4,235	101,311
*Low & Bonar P.L.C.	7,100	3,819
Man Group P.L.C.	9,204	46,546
Marks & Spencer Group P.L.C.	12,946	72,509
Marshalls P.L.C.	2,962	4,620
McBride P.L.C.	5,164	18,845
Meggitt P.L.C.	17,826	71,372
Melrose P.L.C.	5,249	14,656
Michael Page International P.L.C.	4,900	25,823
Millennium & Copthorne Hotels P.L.C.	3,988	22,044
*Misys P.L.C.	5,545	18,771
Mitie Group P.L.C.	7,518	29,411
Mondi P.L.C.	11,215	61,904
Morgan Crucible Co. P.L.C.	3,198	8,215
Morgan Sindall P.L.C.	778	7,195
N Brown Group P.L.C.	2,652	11,338
National Express Group P.L.C.	3,215	17,102
National Grid P.L.C.	2,603	25,785
#National Grid P.L.C. Sponsored ADR	1,246	61,858
Next P.L.C.	2,196	64,425
Northern Foods P.L.C.	9,001	9,314
Northgate P.L.C.	2,035	7,309
Northumbrian Water Group P.L.C.	6,594	24,897
Novae Group P.L.C.	2,639	13,402
Old Mutual P.L.C.	55,744	96,750
Pearson P.L.C. Sponsored ADR	12,900	175,569
Pennon Group P.L.C.	3,850	28,603
*Persimmon P.L.C.	6,696	44,146
Phoenix IT Group, Ltd. P.L.C.	1,920	7,033
*Premier Foods P.L.C.	29,236	17,141
*Premier Oil P.L.C.	1,761	33,953
Provident Financial P.L.C.	1,379	21,036
Prudential P.L.C.	14,992	136,178
Prudential P.L.C. ADR	6,900	124,821
Psion P.L.C.	4,455	8,557
*Punch Taverns P.L.C.	12,288	16,709
Qinetiq P.L.C.	2,589	6,958
*Quintain Estates & Development P.L.C.	3,502	11,105
Rathbone Brothers P.L.C.	754	11,442
Reckitt Benckiser Group P.L.C.	671	33,332
Reed Elsevier P.L.C. ADR	1,125	33,930
Regus P.L.C.	13,221	22,083
Renishaw P.L.C.	2,587	23,110
*Rentokil Initial P.L.C.	20,074	34,114
Rexam P.L.C.	13,962	63,223
Rio Tinto P.L.C.	948	41,911
Rio Tinto P.L.C. Sponsored ADR	500	89,015
Robert Wiseman Dairies P.L.C.	1,693	12,398
*Rolls-Royce Group P.L.C. (3283648)	20,960	154,576
*Rolls-Royce Group P.L.C. (B3XLQZ7)	1,257,600	2,064
Rotork P.L.C.	944	17,566
Royal Dutch Shell P.L.C. ADR	19,700	1,145,752

1159

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
RPS Group P.L.C.	5,472	$18,763
RSA Insurance Group P.L.C.	54,564	108,126
Sage Group P.L.C.	15,888	55,479
Sainsbury (J.) P.L.C.	16,870	91,041
Savills P.L.C.	4,011	21,047
Schroders P.L.C.	3,549	63,814
Schroders P.L.C. Non-Voting	871	12,859
Scottish & Southern Energy P.L.C.	3,532	62,339
*SDL P.L.C.	2,030	13,441
Senior P.L.C.	9,084	9,099
Serco Group P.L.C.	7,105	58,777
Severfield-Rowen P.L.C.	1,606	4,343
Severn Trent P.L.C.	1,705	26,560
Shanks Group P.L.C.	13,706	19,310
SIG P.L.C.	8,856	17,234
*Soco International P.L.C.	876	18,483
Spectris P.L.C.	2,815	31,240
Speedy Hire P.L.C.	1,158	688
Spirax-Sarco Engineering P.L.C.	1,500	26,765
Spirent Communications P.L.C.	47,046	70,736
St. James’s Place P.L.C.	4,098	17,504
*St. Modwen Properties P.L.C.	3,552	13,052
Stagecoach Group P.L.C.	11,463	27,149
Standard Chartered P.L.C.	18,459	452,837
Standard Life P.L.C.	32,534	115,977
Tate & Lyle P.L.C.	10,333	76,070
Tesco P.L.C.	20,783	138,963
Thomas Cook Group P.L.C.	17,383	58,210
Tomkins P.L.C.	17,697	48,550
Tomkins P.L.C. Sponsored ADR	2,300	25,024
Travis Perkins P.L.C.	3,041	37,515
Trinity Mirror P.L.C.	7,656	20,100
TT electronics P.L.C.	3,593	4,284
TUI Travel P.L.C.	7,598	28,950
Tullow Oil P.L.C.	5,829	112,919
*UK Coal P.L.C.	5,854	8,227
Ultra Electronics Holdings P.L.C.	795	17,160
Umeco P.L.C.	1,615	7,274
Unilever P.L.C. Sponsored ADR	3,900	116,337
United Business Media P.L.C.	5,369	40,626
United Utilities Group P.L.C.	1,964	14,159
Vedanta Resources P.L.C.	544	18,614
Vodafone Group P.L.C. Sponsored ADR	46,477	1,031,325
VT Group P.L.C.	2,055	18,293
Weir Group P.L.C. (The)	4,491	51,467
WH Smith P.LC.	4,579	37,764
Whitbread P.L.C.	5,123	106,574
William Morrison Supermarkets P.L.C.	34,087	156,228
Wincanton P.L.C.	2,286	8,275
*Wolseley P.L.C.	1,516	30,666
#Wolseley P.L.C. ADR	2,900	6,003
#WPP P.L.C. Sponsored ADR	2,100	94,038
WSP Group P.L.C.	1,365	6,690
Xchanging P.L.C.	2,042	7,447
*Xstrata P.L.C.	4,543	65,435
*Yell Group P.L.C.	12,406	10,410

TOTAL UNITED KINGDOM		15,195,808

TOTAL COMMON STOCKS		75,893,672

1160

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Fortis SA Coupons	2,598	$—

GERMANY — (0.0%)
*TUI AG Rights 11/11/09	4,500	695

HONG KONG — (0.0%)
*First Pacific Co., Ltd. Rights 11/19/09	5,600	889

ITALY — (0.0%)
*Mediobanca SpA Warrants 03/18/11	6,574	—

SPAIN — (0.0%)
*Pescanova SA Rights 10/22/09	104	3,620

UNITED KINGDOM — (0.0%)
*Laird P.L.C. Rights 11/13/09	2,296	1,526

TOTAL RIGHTS/WARRANTS		6,730

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $175,000 FHLMC 6.040%(r), 11/01/36, valued at $112,344) to be repurchased at $109,002	$109	109,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.6%)
§@DFA Short Term Investment Fund LP	9,796,085	9,796,085
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized byvarious corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,150,410) to be repurchased at $1,127,860	$1,128	1,127,853

TOTAL SECURITIES LENDING COLLATERAL		10,923,938

TOTAL INVESTMENTS — (100.0%) (Cost $111,600,079)		$86,933,340

See accompanying Notes to Financial Statements.

1161

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (80.2%)
Consumer Discretionary — (10.3%)
*1-800-FLOWERS.COM, Inc.	900	$3,456
*99 Cents Only Stores	1,500	17,055
#Aaron’s, Inc.	1,000	25,050
#Abercrombie & Fitch Co.	1,100	36,102
*AC Moore Arts & Crafts, Inc.	300	1,434
Advance Auto Parts, Inc.	600	22,356
#*Aeropostale, Inc.	600	22,518
*AH Belo Corp.	200	820
*Alloy, Inc.	200	1,316
*Amazon.com, Inc.	1,600	190,096
Ambassadors Group, Inc.	200	2,542
*American Apparel, Inc.	1,450	4,451
#*American Axle & Manufacturing Holdings, Inc.	1,200	7,188
American Eagle Outfitters, Inc.	2,850	49,846
#*America’s Car-Mart, Inc.	200	4,146
*Amerigon, Inc.	600	3,858
Ameristar Casinos, Inc.	400	5,888
*AnnTaylor Stores Corp.	1,272	16,498
#Arbitron, Inc.	600	13,008
#*Arctic Cat, Inc.	300	1,782
#*ArvinMeritor, Inc.	800	6,248
*Asbury Automotive Group, Inc.	200	1,948
*Audiovox Corp. Class A	600	3,876
*AutoNation, Inc.	2,800	48,272
*Bally Technologies, Inc.	400	15,756
#Barnes & Noble, Inc.	1,400	23,254
*Bassett Furniture Industries, Inc.	100	386
#*Beazer Homes USA, Inc.	800	3,512
bebe stores, inc.	1,600	10,016
*Bed Bath & Beyond, Inc.	1,700	59,857
Belo Corp.	1,800	8,460
#Best Buy Co., Inc.	2,200	83,996
Big 5 Sporting Goods Corp.	400	5,900
*Big Lots, Inc.	1,400	35,070
#*BJ’s Restaurants, Inc.	300	4,788
Black & Decker Corp.	1,300	61,386
#*Blockbuster, Inc. Class A	800	664
#*Blue Nile, Inc.	100	6,005
#Blyth, Inc.	150	5,314
Bob Evans Farms, Inc.	300	7,881
#*Bon-Ton Stores, Inc. (The)	800	7,400
Books-A-Million, Inc.	500	4,330
*Borders Group, Inc.	1,500	2,910
#BorgWarner, Inc.	2,900	87,928
*Boyd Gaming Corp.	700	5,152
Brinker International, Inc.	800	10,112
*Brink’s Home Security Holdings, Inc.	800	24,784
#*Brookfield Homes Corp.	600	3,378
Brown Shoe Co., Inc.	700	7,259
#*Brunswick Corp.	2,800	26,544
#Buckle, Inc.	750	22,508
#*Buffalo Wild Wings, Inc.	200	8,202
*Build-A-Bear-Workshop, Inc.	500	2,590
Burger King Holdings, Inc.	400	6,864
#*Cabela’s, Inc.	1,300	16,341
Cablevision Systems Corp.	2,300	52,808
*Cache, Inc.	200	962
*California Pizza Kitchen, Inc.	200	2,598

1162

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Callaway Golf Co.	1,100	$7,524
#*Capella Education Co.	100	6,890
#*Career Education Corp.	700	14,588
*Caribou Coffee Co., Inc.	300	2,457
#*CarMax, Inc.	3,400	66,878
*Carmike Cinemas, Inc.	400	3,932
*Carriage Services, Inc.	200	760
*Carrols Restaurant Group, Inc.	400	2,596
#*Carter’s, Inc.	1,200	28,320
*Casual Male Retail Group, Inc.	900	2,259
Cato Corp. Class A	500	9,855
*Cavco Industries, Inc.	100	3,040
CBS Corp.	300	3,540
CBS Corp. Class B	6,000	70,620
*CEC Entertainment, Inc.	100	2,921
#*Charming Shoppes, Inc.	2,300	10,419
#*Cheesecake Factory, Inc.	500	9,090
#*Chico’s FAS, Inc.	2,700	32,265
#*Children’s Place Retail Stores, Inc. (The)	600	18,870
*Chipotle Mexican Grill, Inc.	200	16,298
*Chipotle Mexican Grill, Inc. Class B	100	7,991
#Choice Hotels International, Inc.	500	14,910
Christopher & Banks Corp.	600	3,654
*Churchill Downs, Inc.	100	3,138
#Cinemark Holdings, Inc.	4,200	48,678
#*Citi Trends, Inc.	400	10,532
CKE Restaurants, Inc.	500	4,375
#*Clear Channel Outdoor Holdings, Inc.	600	4,092
Coach, Inc.	1,700	56,049
*Coinstar, Inc.	200	6,348
*Coldwater Creek, Inc.	2,800	16,100
*Collective Brands, Inc.	1,400	25,970
#Columbia Sportswear Co.	1,100	41,855
Comcast Corp. Class A	17,300	250,850
Comcast Corp. Special Class A	6,800	95,336
#*Conn’s, Inc.	400	2,524
#Cooper Tire & Rubber Co.	1,400	21,364
*Core-Mark Holding Co., Inc.	200	5,474
#*Corinthian Colleges, Inc.	700	11,102
#Cracker Barrel Old Country Store, Inc.	200	6,630
#*CROCS, Inc.	1,300	7,904
#*Crown Media Holdings, Inc.	1,700	2,618
*Culp, Inc.	400	2,308
*Cumulus Media, Inc.	100	211
#D.R. Horton, Inc.	6,400	70,144
*Dana Holding Corp.	1,400	7,924
#Darden Restaurants, Inc.	400	12,124
#*Deckers Outdoor Corp.	300	26,901
*dELiA*s, Inc.	400	848
*Destination Maternity Corp.	200	4,010
DeVry, Inc.	400	22,116
#*Dick’s Sporting Goods, Inc.	1,400	31,766
#Dillard’s, Inc.	1,500	20,430
*DineEquity, Inc.	100	2,116
#*DIRECTV Group, Inc. (The)	3,652	96,048
*Discovery Communications, Inc.	2,314	55,582
*DISH Network Corp.	1,700	29,580
Disney (Walt) Co.	17,800	487,186
*Dolan Media Co.	1,000	11,940
*Dollar Tree, Inc.	800	36,104
#*Domino’s Pizza, Inc.	500	3,670

1163

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Dorman Products, Inc.	400	$5,848
*DreamWorks Animation SKG, Inc.	900	28,800
#*Dress Barn, Inc. (The)	1,100	19,855
*Drew Industries, Inc.	500	9,570
*Drugstore.com, Inc.	1,900	5,263
#*DSW, Inc.	400	7,680
#Eastman Kodak Co.	5,400	20,250
*Einstein Noah Restaurant Group, Inc.	300	3,906
*Empire Resorts, Inc.	700	1,890
*Entercom Communications Corp.	300	2,124
#Ethan Allen Interiors, Inc.	400	4,984
*EW Scripps Co.	866	5,508
Family Dollar Stores, Inc.	600	16,980
*Federal Mogul Corp.	3,076	34,297
#*FGX International Holdings, Ltd.	200	2,638
Finish Line, Inc. Class A	1,000	10,140
*Fisher Communications, Inc.	400	7,796
Foot Locker, Inc.	3,500	36,680
*Ford Motor Co.	27,300	191,100
*Fossil, Inc.	600	16,038
#Fred’s, Inc.	700	8,288
#*Fuel Systems Solutions, Inc.	400	13,096
*Furniture Brands International, Inc.	400	1,700
*Gaiam, Inc.	400	2,612
#*GameStop Corp. Class A	1,500	36,435
*Gander Mountain Co.	500	2,495
#Gannett Co., Inc.	4,700	46,154
Gap, Inc.	3,500	74,690
#*Garmin, Ltd.	1,800	54,468
#*Gaylord Entertainment Co.	200	3,006
*Genesco, Inc.	300	7,821
Gentex Corp.	3,000	48,030
#Genuine Parts Co.	900	31,491
*G-III Apparel Group, Ltd.	400	6,404
#*Goodyear Tire & Rubber Co.	2,500	32,200
*Gray Television, Inc.	800	1,400
*Great Wolf Resorts, Inc.	600	2,004
*Group 1 Automotive, Inc.	400	10,168
Guess?, Inc.	900	32,895
*Gymboree Corp.	600	25,542
*Hanesbrands, Inc.	1,200	25,944
#Harley-Davidson, Inc.	1,950	48,594
*Harman International Industries, Inc.	900	33,849
#Harte-Hanks, Inc.	2,000	23,480
Hasbro, Inc.	1,000	27,270
*Haverty Furniture Cos., Inc.	300	3,633
*Hawk Corp.	200	2,784
*Heelys, Inc.	400	888
*Helen of Troy, Ltd.	600	13,704
#*hhgregg, Inc.	300	4,947
#*Hibbett Sporting Goods, Inc.	200	3,748
Hillenbrand, Inc.	500	9,990
#Home Depot, Inc.	10,300	258,427
Hooker Furniture Corp.	300	3,843
*Hot Topic, Inc.	800	6,160
#*Hovnanian Enterprises, Inc.	400	1,564
*HSN, Inc.	880	13,147
*Iconix Brand Group, Inc.	1,200	13,992
Interactive Data Corp.	2,400	63,120
International Speedway Corp.	300	7,653
#*Interpublic Group of Cos., Inc.	7,200	43,344

1164

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Interval Leisure Group, Inc.	880	$9,821
*iRobot Corp.	500	6,685
*Isle of Capri Casinos, Inc.	300	2,325
#*J. Crew Group, Inc.	700	28,546
#J.C. Penney Co., Inc.	5,500	182,215
*Jack in the Box, Inc.	400	7,504
*Jackson Hewitt Tax Service, Inc.	200	982
*JAKKS Pacific, Inc.	600	8,538
#Jarden Corp.	500	13,695
*Jo-Ann Stores, Inc.	600	15,972
#Johnson Controls, Inc.	7,300	174,616
Jones Apparel Group, Inc.	1,400	25,046
*Jos. A. Bank Clothiers, Inc.	400	16,392
*Journal Communications, Inc.	800	2,848
*K12, Inc.	300	4,812
#KB Home	1,900	26,942
*Kenneth Cole Productions, Inc. Class A	100	951
*Kid Brands, Inc.	500	2,485
*Kirkland’s, Inc.	300	3,774
*Knology, Inc.	1,000	10,050
*Kohl’s Corp.	1,900	108,718
*Krispy Kreme Doughnuts, Inc.	900	3,051
#*K-Swiss, Inc. Class A	400	3,264
*Lakes Entertainment, Inc.	500	1,230
#*Lamar Advertising Co.	1,000	24,300
•*Lazare Kaplan International, Inc.	300	750
*La-Z-Boy, Inc.	1,400	9,940
*Leapfrog Enterprises, Inc.	1,200	3,960
*Learning Tree International, Inc.	200	2,176
*Lee Enterprises, Inc.	1,000	3,050
#Leggett & Platt, Inc.	3,400	65,722
#Lennar Corp. Class A	3,900	49,140
Lennar Corp. Class B	1,600	15,472
*Liberty Global, Inc. Class A	2,700	55,431
#*Liberty Global, Inc. Series C	3,000	61,740
*Liberty Media Corp. Capital Class A	3,100	64,139
*Liberty Media Corp. Entertainment Class A	5,400	166,428
*Liberty Media Corp. Entertainment Class B	200	6,372
*Liberty Media Corp. Interactive Class A	10,600	120,204
*Life Time Fitness, Inc.	300	6,465
*Lifetime Brands, Inc.	200	1,214
#Limited Brands, Inc.	4,900	86,240
*LIN TV Corp.	400	1,568
*Lincoln Educational Services Corp.	100	1,982
*Lithia Motors, Inc.	400	3,336
#*Live Nation, Inc.	2,700	17,982
#*Liz Claiborne, Inc.	3,100	17,794
*LKQ Corp.	3,600	62,172
*LodgeNet Interactive Corp.	600	2,910
Lowe’s Cos., Inc.	5,000	97,850
*Luby’s, Inc.	500	1,785
#*Lumber Liquidators, Inc.	300	6,375
*M/I Homes, Inc.	500	5,585
*Mac-Gray Corp.	400	3,252
Macy’s, Inc.	7,300	128,261
*Maidenform Brands, Inc.	400	5,632
Marcus Corp.	200	2,340
*Marine Products Corp.	700	3,395
*MarineMax, Inc.	700	4,767
#Marriott International, Inc. Class A	1,206	30,222
#*Martha Stewart Living Omnimedia, Inc.	700	3,626

1165

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Marvel Entertainment, Inc.	1,100	$54,967
#Mattel, Inc.	3,500	66,255
#*McClatchy Co. (The)	1,600	4,512
*McCormick & Schmick’s Seafood Restaurants, Inc.	300	1,806
McDonald’s Corp.	4,400	257,884
McGraw-Hill Cos., Inc.	2,000	57,560
MDC Holdings, Inc.	1,200	39,144
*Media General, Inc.	600	4,974
*Mediacom Communications Corp.	1,200	5,736
Men’s Wearhouse, Inc. (The)	1,300	30,121
Meredith Corp.	800	21,648
*Meritage Homes Corp.	700	12,768
*Midas, Inc.	300	2,418
*Modine Manufacturing Co.	1,200	12,360
#*Mohawk Industries, Inc.	1,700	72,811
*Monarch Casino & Resort, Inc.	102	708
*Morgans Hotel Group Co.	200	664
#*Morningstar, Inc.	700	35,714
#*Movado Group, Inc.	400	4,192
*Nathan’s Famous, Inc.	200	2,900
National CineMedia, Inc.	1,100	17,600
*Nautilus, Inc.	296	530
*Navarre Corp.	595	1,374
#*Netflix, Inc.	1,000	53,450
*New York & Co., Inc.	1,300	5,720
#*New York Times Co. Class A (The)	4,300	34,271
News Corp. Class A	14,500	167,040
#News Corp. Class B	6,900	93,840
NIKE, Inc. Class B	3,300	205,194
#Nordstrom, Inc.	1,400	44,492
#Nutri/System, Inc.	200	4,304
*O’Charleys, Inc.	200	1,402
*Office Depot, Inc.	9,600	58,080
#Omnicom Group, Inc.	1,900	65,132
*Orbitz Worldwide, Inc.	1,700	8,891
#*O’Reilly Automotive, Inc.	1,133	42,238
#*Orient-Express Hotels, Ltd.	700	6,020
*Orleans Homebuilders, Inc.	300	654
*Outdoor Channel Holdings, Inc.	500	3,460
#*Overstock.com, Inc.	400	5,600
Oxford Industries, Inc.	200	3,870
#*P.F. Chang’s China Bistro, Inc.	200	5,838
#*Pacific Sunwear of California, Inc.	1,100	6,644
*Palm Harbor Homes, Inc.	300	663
*Panera Bread Co.	300	17,994
#*Papa John’s International, Inc.	100	2,250
#*Peet’s Coffee & Tea, Inc.	100	3,400
#*Penn National Gaming, Inc.	1,400	35,182
#*Penske Automotive Group, Inc.	1,900	29,754
#Pep Boys - Manny, Moe & Jack (The)	1,600	14,032
*Perry Ellis International, Inc.	400	5,468
#PetMed Express, Inc.	300	4,707
Phillips-Van Heusen Corp.	1,302	52,275
*Pier 1 Imports, Inc.	2,300	8,096
*Pinnacle Entertainment, Inc.	600	5,070
*Playboy Enterprises, Inc. Class B	300	921
#Polaris Industries, Inc.	300	12,621
#Polo Ralph Lauren Corp.	300	22,326
Pool Corp.	800	15,664
#*Priceline.com, Inc.	300	47,337
Primedia, Inc.	1,200	3,012

1166

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Princeton Review, Inc.	300	$1,374
#*Pulte Homes, Inc.	195	1,757
*Quiksilver, Inc.	2,500	4,975
*RadioShack Corp.	2,100	35,469
#*Raser Technologies, Inc.	1,200	1,416
*RC2 Corp.	400	5,224
*RCN Corp.	900	7,506
#*Red Robin Gourmet Burgers, Inc.	200	3,342
Regal Entertainment Group	3,200	40,352
#Regis Corp.	500	8,120
#*Rent-A-Center, Inc.	1,500	27,540
*Rentrak Corp.	200	3,074
*Retail Ventures, Inc.	1,000	6,410
RG Barry Corp.	400	3,424
#Ross Stores, Inc.	800	35,208
#*Royal Caribbean Cruises, Ltd.	1,600	32,368
*Ruby Tuesday, Inc.	400	2,664
#Ryland Group, Inc.	1,000	18,550
*Saga Communications, Inc.	100	1,275
#*Saks, Inc.	3,300	18,513
*Salem Communications Corp.	400	1,228
*Sally Beauty Holdings, Inc.	2,500	16,875
*Scientific Games Corp.	700	9,849
Scripps Networks Interactive, Inc.	800	30,208
*Sealy Corp.	800	2,320
*Select Comfort Corp.	600	3,282
Service Corp. International	5,700	39,159
*Shiloh Industries, Inc.	200	900
*Shoe Carnival, Inc.	200	3,002
*Shuffle Master, Inc.	600	4,686
*Shutterfly, Inc.	700	9,870
*Signet Jewelers, Ltd. ADR	1,900	47,899
#*Sinclair Broadcast Group, Inc. Class A	1,000	3,940
*Skechers U.S.A., Inc. Class A	1,100	24,002
Skyline Corp.	100	1,749
#*Smith & Wesson Holding Corp.	300	1,281
Snap-On, Inc.	1,900	69,407
*Sonic Automotive, Inc.	700	6,258
*Sonic Corp.	400	3,740
#Sotheby’s Class A	400	6,344
Spartan Motors, Inc.	700	3,493
Speedway Motorsports, Inc.	400	5,416
Sport Supply Group, Inc.	200	2,064
Stage Stores, Inc.	600	7,080
*Stamps.com, Inc.	300	3,012
#*Standard Motor Products, Inc.	500	4,180
*Standard Pacific Corp.	2,200	6,600
*Stanley Furniture, Inc.	200	1,572
#Stanley Works (The)	800	36,184
#Staples, Inc.	6,100	132,370
*Starbucks Corp.	6,200	117,676
*Steak n Shake Co. (The)	300	3,495
#*Stein Mart, Inc.	1,000	9,500
*Steven Madden, Ltd.	200	8,100
Stewart Enterprises, Inc.	700	3,206
*Stoneridge, Inc.	400	2,940
#Sturm Ruger & Co., Inc.	300	3,186
#Superior Industries International, Inc.	700	9,296
#*Systemax, Inc.	600	8,088
*Talbots, Inc.	1,000	9,070
Target Corp.	6,300	305,109

1167

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Tempur-Pedic International, Inc.	800	$15,496
*Tenneco, Inc.	600	8,172
#*Texas Roadhouse, Inc.	600	5,682
Thor Industries, Inc.	1,400	36,708
*Ticketmaster Entertainment, Inc.	380	3,667
#Tiffany & Co.	900	35,361
#*Timberland Co. Class A	1,600	25,888
Time Warner Cable, Inc.	4,816	189,943
Time Warner, Inc.	10,200	307,224
TJX Cos., Inc. (The)	1,500	56,025
#*Toll Brothers, Inc.	1,800	31,176
*Tractor Supply Co.	500	22,350
*Trans World Entertainment Corp.	1,000	1,380
#*True Religion Apparel, Inc.	500	12,885
*Tuesday Morning Corp.	1,000	3,230
Tupperware Corp.	750	33,765
*Tween Brands, Inc.	300	2,544
*Ulta Salon Cosmetics & Fragrance, Inc.	900	13,626
#*Under Armour, Inc. Class A	700	18,795
*Unifi, Inc.	1,300	3,614
UniFirst Corp.	300	12,630
*Universal Electronics, Inc.	200	4,120
*Universal Technical Institute, Inc.	200	3,598
*Urban Outfitters, Inc.	1,100	34,518
*US Auto Parts Network, Inc.	600	3,210
#V.F. Corp.	700	49,728
#*Vail Resorts, Inc.	400	13,776
*Valassis Communications, Inc.	1,500	27,345
*ValueVision Media, Inc.	600	1,902
#*Viacom, Inc. Class A	300	8,754
*Viacom, Inc. Class B	2,700	74,493
#*Volcom, Inc.	600	9,966
WABCO Holdings, Inc.	1,300	30,836
*Warnaco Group, Inc.	700	28,371
*Warner Music Group Corp.	1,500	8,640
#Weight Watchers International, Inc.	600	15,906
Wendy’s/Arby’s Group, Inc.	3,925	15,504
#*West Marine, Inc.	400	3,048
*Wet Seal, Inc. (The)	1,700	5,423
#Whirlpool Corp.	1,800	128,862
Wiley (John) & Sons, Inc. Class A	1,300	45,786
#Williams-Sonoma, Inc.	3,400	63,852
*Winnebago Industries, Inc.	700	8,050
*WMS Industries, Inc.	300	11,994
Wolverine World Wide, Inc.	900	23,022
World Wrestling Entertainment, Inc.	600	7,968
#Wyndham Worldwide Corp.	2,800	47,740
#*Wynn Resorts, Ltd.	200	10,844
*Zale Corp.	300	1,419
#*Zumiez, Inc.	700	9,429

Total Consumer Discretionary		10,852,679

Consumer Staples — (7.4%)
#Alberto-Culver Co.	700	18,774
Alico, Inc.	100	2,908
#*Alliance One International, Inc.	900	3,969
Altria Group, Inc.	7,800	141,258
*American Italian Pasta Co.	300	8,151
Andersons, Inc. (The)	400	12,412
Archer-Daniels-Midland Co.	2,100	63,252
Avon Products, Inc.	2,100	67,305

1168

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
B&G Foods, Inc.	500	$3,905
*Bare Escentuals, Inc.	1,500	18,945
#*BJ’s Wholesale Club, Inc.	1,400	49,042
*Boston Beer Co., Inc. Class A	200	7,600
#Brown-Forman Corp. Class B	1,100	53,691
#*Calavo Growers, Inc.	200	3,570
Cal-Maine Foods, Inc.	300	8,145
#Casey’s General Stores, Inc.	1,100	34,683
*Central European Distribution Corp.	900	27,999
*Chattem, Inc.	300	19,011
*Chiquita Brands International, Inc.	1,600	25,904
Church & Dwight Co., Inc.	700	39,816
Clorox Co.	800	47,384
Coca-Cola Co.	15,600	831,636
Coca-Cola Enterprises, Inc.	1,800	34,326
Colgate-Palmolive Co.	4,100	322,383
ConAgra, Inc.	1,600	33,600
Corn Products International, Inc.	1,300	36,634
Costco Wholesale Corp.	1,700	96,645
CVS Caremark Corp.	4,700	165,910
*Darling International, Inc.	1,400	9,730
#*Dean Foods Co.	3,400	61,982
Del Monte Foods Co.	3,985	43,038
#Diamond Foods, Inc.	200	6,030
*Dr Pepper Snapple Group, Inc.	4,000	109,040
*Elizabeth Arden, Inc.	600	6,390
*Energizer Holdings, Inc.	500	30,435
Estee Lauder Cos., Inc.	1,400	59,500
Farmer Brothers Co.	200	3,780
#Flowers Foods, Inc.	2,400	56,064
General Mills, Inc.	2,700	177,984
#*Great Atlantic & Pacific Tea Co.	1,400	13,874
*Green Mountain Coffee, Inc.	450	29,948
H.J. Heinz Co.	2,500	100,600
*Hain Celestial Group, Inc.	1,300	22,802
#*Hansen Natural Corp.	700	25,305
Herbalife, Ltd.	600	20,190
Hershey Co. (The)	800	30,232
Hormel Foods Corp.	1,700	61,982
*HQ Sustainable Maritime Industries, Inc.	200	1,514
Imperial Sugar Co.	200	2,498
Ingles Markets, Inc.	300	4,614
Inter Parfums, Inc.	350	4,298
J & J Snack Foods Corp.	300	11,751
J.M. Smucker Co.	3,000	158,190
Kellogg Co.	3,200	164,928
Kimberly-Clark Corp.	2,600	159,016
#Kraft Foods, Inc.	18,200	500,864
Kroger Co. (The)	3,300	76,329
Lancaster Colony Corp.	300	14,574
Lance, Inc.	500	12,060
*Lifeway Foods, Inc.	300	3,612
Mannatech, Inc.	155	527
#McCormick & Co., Inc.	1,000	35,010
*Medifast, Inc.	300	6,606
Molson Coors Brewing Co.	900	44,073
#Nash-Finch Co.	200	5,796
*National Beverage Corp.	800	8,760
*NBTY, Inc.	1,300	47,333
Nu Skin Enterprises, Inc. Class A	1,000	22,760
*Nutraceutical International Corp.	200	2,176

1169

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Omega Protein Corp.	300	$1,248
*Overhill Farms, Inc.	400	2,184
*Pantry, Inc.	300	4,233
#PepsiCo, Inc.	9,100	551,005
*Physicians Formula Holdings, Inc.	200	438
*Prestige Brands Holdings, Inc.	900	6,084
PriceSmart, Inc.	400	7,720
Procter & Gamble Co.	16,400	951,200
*Ralcorp Holdings, Inc.	600	32,220
Reliv’ International, Inc.	400	1,252
*Revlon, Inc.	650	5,480
Reynolds American, Inc.	2,500	121,200
#Ruddick Corp.	800	21,376
Safeway, Inc.	3,000	66,990
#Sanderson Farms, Inc.	200	7,318
Sara Lee Corp.	2,100	23,709
*Seneca Foods Corp.	200	5,538
#*Smart Balance, Inc.	1,000	5,280
#*Smithfield Foods, Inc.	4,400	58,696
Spartan Stores, Inc.	400	5,664
SUPERVALU, Inc.	3,000	47,610
*Susser Holdings Corp.	300	3,567
Sysco Corp.	3,000	79,350
#Tootsie Roll Industries, Inc.	309	7,666
#*TreeHouse Foods, Inc.	400	14,960
#*United Natural Foods, Inc.	1,100	26,521
#Universal Corp.	500	20,795
*USANA Health Sciences, Inc.	200	5,764
Walgreen Co.	5,300	200,499
Wal-Mart Stores, Inc.	20,336	1,010,292
WD-40 Co.	300	9,447
Weis Markets, Inc.	600	21,240
#*Whole Foods Market, Inc.	3,500	112,210
*Winn-Dixie Stores, Inc.	1,000	11,090

Total Consumer Staples		7,784,899

Energy — (8.7%)
*Allis-Chalmers Energy, Inc.	2,300	8,004
#Alon USA Energy, Inc.	1,500	12,600
*American Oil & Gas, Inc.	800	1,680
Anadarko Petroleum Corp.	3,900	237,627
Apache Corp.	2,500	235,300
#Arch Coal, Inc.	3,500	75,810
*Arena Resources, Inc.	900	33,534
*Atlas Energy, Inc.	1,300	34,034
#*ATP Oil & Gas Corp.	900	15,579
#*Atwood Oceanics, Inc.	1,700	60,333
#Baker Hughes, Inc.	2,985	125,579
*Basic Energy Services, Inc.	700	4,900
Berry Petroleum Corp. Class A	1,100	27,896
*Bill Barrett Corp.	1,500	46,470
BJ Services Co.	4,500	86,400
*Bolt Technology Corp.	200	2,034
*Boots & Coots, Inc.	600	834
#*BPZ Resources, Inc.	2,500	15,750
*Brigham Exploration Co.	1,100	10,450
*Bristow Group, Inc.	700	20,405
*Bronco Drilling Co., Inc.	700	4,424
Cabot Oil & Gas Corp.	1,700	65,399
*Cal Dive International, Inc.	3,800	29,184
*Callon Petroleum Co.	400	640

1170

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Cameron International Corp.	1,700	$62,849
CARBO Ceramics, Inc.	500	29,195
#*Carrizo Oil & Gas, Inc.	600	13,908
#*Cheniere Energy, Inc.	1,200	2,796
Chesapeake Energy Corp.	7,904	193,648
Chevron Corp.	20,988	1,606,422
#Cimarex Energy Co.	2,058	80,591
*Clayton Williams Energy, Inc.	300	7,860
*Clean Energy Fuels Corp.	1,700	19,720
*CNX Gas Corp.	1,800	50,148
*Complete Production Services, Inc.	2,100	20,013
*Comstock Resources, Inc.	929	38,173
*Concho Resources, Inc.	1,500	57,165
*Contango Oil & Gas Co.	300	14,295
*Continental Resources, Inc.	1,600	59,536
*CREDO Petroleum Corp.	200	1,948
*Crosstex Energy, Inc.	1,100	6,182
*Dawson Geophysical Co.	300	7,245
#*Delta Petroleum Corp.	1,300	1,690
#*Denbury Resources, Inc.	3,200	46,720
Devon Energy Corp.	3,800	245,898
#Diamond Offshore Drilling, Inc.	1,100	104,775
*Double Eagle Petroleum Co.	400	1,892
*Dresser-Rand Group, Inc.	2,300	67,781
*Dril-Quip, Inc.	700	34,013
El Paso Corp.	3,100	30,411
#*Encore Acquisition Co.	1,700	63,019
*ENGlobal Corp.	600	1,770
#ENSCO International, Inc.	4,000	183,160
EOG Resources, Inc.	2,400	195,984
*Evolution Petroleum Corp.	400	1,364
*EXCO Resources, Inc.	1,900	29,678
#*Exterran Holdings, Inc.	1,700	34,731
Exxon Mobil Corp.	3,000	215,010
#*FMC Technologies, Inc.	1,000	52,600
*Forest Oil Corp.	900	17,640
*FX Energy, Inc.	600	1,596
#General Maritime Corp.	1,370	9,439
*Geokinetics, Inc.	400	6,432
*GeoMet, Inc.	348	654
*GeoResources, Inc.	509	5,645
#*Global Industries, Ltd.	2,200	16,038
#*GMX Resources, Inc.	500	6,365
#*Goodrich Petroleum Corp.	1,000	25,670
*Green Plains Renewable Energy, Inc.	400	2,948
Gulf Island Fabrication, Inc.	400	7,648
#*GulfMark Offshore, Inc.	700	19,369
*Gulfport Energy Corp.	900	6,867
#Halliburton Co.	7,600	221,996
*Harvest Natural Resources, Inc.	1,100	6,039
#*Helix Energy Solutions Group, Inc.	2,900	39,817
#Helmerich & Payne, Inc.	1,900	72,238
*Hercules Offshore, Inc.	2,600	13,338
Hess Corp.	440	24,086
*HKN, Inc.	200	660
#Holly Corp.	700	20,307
#*Hornbeck Offshore Services, Inc.	900	21,879
Houston American Energy Corp.	500	1,950
#*ION Geophysical Corp.	3,400	13,022
#*James River Coal Co.	400	7,596
*Key Energy Services, Inc.	2,700	19,737

1171

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Kodiak Oil & Gas Corp.	300	$723
Lufkin Industries, Inc.	500	28,525
Marathon Oil Corp.	8,000	255,760
#*Mariner Energy, Inc.	2,600	33,124
#Massey Energy Co.	1,200	34,908
*Matrix Service Co.	600	5,322
#*McMoran Exploration Co.	900	6,921
*Mitcham Industries, Inc.	200	1,450
Murphy Oil Corp.	1,500	91,710
*Nabors Industries, Ltd.	7,100	147,893
*NATCO Group, Inc. Class A	400	17,432
*National-Oilwell, Inc.	3,092	126,741
*Natural Gas Services Group, Inc.	400	6,748
*Newfield Exploration Co.	2,100	86,142
*Newpark Resources, Inc.	1,700	5,117
Noble Energy, Inc.	1,500	98,445
*Northern Oil & Gas, Inc.	300	2,736
Occidental Petroleum Corp.	4,500	341,460
*Oceaneering International, Inc.	1,100	56,210
#*Oil States International, Inc.	1,589	54,725
#Overseas Shipholding Group, Inc.	1,000	39,250
*OYO Geospace Corp.	200	5,250
Panhandle Oil & Gas, Inc.	200	3,932
*Parker Drilling Co.	4,100	21,320
#*Patriot Coal Corp.	2,400	27,120
#Patterson-UTI Energy, Inc.	4,400	68,552
Penn Virginia Corp.	950	19,238
*Petrohawk Energy Corp.	4,000	94,080
*Petroleum Development Corp.	300	5,010
#*PetroQuest Energy, Inc.	500	3,065
*PHI, Inc. Non-Voting	200	3,436
*Pioneer Drilling Co.	1,500	10,035
#Pioneer Natural Resources Co.	3,200	131,552
*Plains Exploration & Production Co.	2,500	66,250
*Pride International, Inc.	4,123	121,876
#*Quicksilver Resources, Inc.	2,800	34,160
#Range Resources Corp.	2,000	100,100
*Rex Energy Corp.	1,000	8,090
*Rosetta Resources, Inc.	1,300	17,589
Rowan Cos., Inc.	2,500	58,125
RPC, Inc.	2,000	18,700
#*SandRidge Energy, Inc.	4,200	42,966
Schlumberger, Ltd.	7,000	435,400
#*SEACOR Holdings, Inc.	700	56,889
*Seahawk Drilling, Inc.	274	7,398
#Smith International, Inc.	5,701	158,089
*Southwestern Energy Co.	2,200	95,876
Spectra Energy Corp.	3,800	72,656
St. Mary Land & Exploration Co.	1,500	51,150
*Stone Energy Corp.	800	12,264
*SulphCo, Inc.	900	900
*Superior Energy Services, Inc.	2,200	47,542
#*Superior Well Services, Inc.	600	6,366
*Swift Energy Corp.	1,300	27,534
*T-3 Energy Services, Inc.	400	8,008
#Tesoro Petroleum Corp.	2,200	31,108
*Tetra Technologies, Inc.	2,100	19,866
*TGC Industries, Inc.	315	1,370
Tidewater, Inc.	1,201	50,046
*Toreador Resources Corp.	700	5,971
*Trico Marine Services, Inc.	500	3,050

1172

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Tri-Valley Corp.	700	$1,680
*Union Drilling, Inc.	600	4,584
*Unit Corp.	1,700	66,436
#*Uranium Energy Corp.	800	2,160
#*USEC, Inc.	2,800	10,808
VAALCO Energy, Inc.	1,100	4,686
*Verenium Corp.	300	1,143
W&T Offshore, Inc.	1,400	16,310
*Warren Resources, Inc.	1,100	2,376
#*Western Refining, Inc.	1,800	10,098
*Westmoreland Coal Co.	200	1,318
*Whiting Petroleum Corp.	1,300	73,320
#*Willbros Group, Inc.	800	10,512
Williams Cos., Inc. (The)	3,000	56,550
#World Fuel Services Corp.	800	40,680
XTO Energy, Inc.	4,300	178,708

Total Energy		9,200,672

Financials — (12.6%)
1st Source Corp.	300	4,446
21st Century Holding Co.	200	918
Abington Bancorp, Inc.	500	3,430
#*Affiliated Managers Group, Inc.	800	50,792
*Affirmative Insurance Holdings, Inc.	100	400
Aflac, Inc.	2,800	116,172
*Allegheny Corp.	304	76,000
Allied World Assurance Co. Holdings, Ltd.	1,200	53,712
Allstate Corp.	4,500	133,065
*Altisource Portfolio Solutions SA	500	7,625
#*Amcore Financial, Inc.	102	81
#American Capital, Ltd.	2,664	7,140
*American Equity Investment Life Holding Co.	1,100	7,227
American Express Co.	6,700	233,428
#American National Insurance Co.	600	50,094
American Physicians Capital, Inc.	266	7,522
*American Safety Insurance Holdings, Ltd.	300	4,446
#*AmeriCredit Corp.	3,100	54,715
Ameriprise Financial, Inc.	1,100	38,137
Ameris Bancorp	201	1,184
*AMERISAFE, Inc.	500	9,270
AmTrust Financial Services, Inc.	1,200	13,536
AON Corp.	1,500	57,765
*Arch Capital Group, Ltd.	1,000	67,370
*Argo Group International Holdings, Ltd.	700	23,772
#Arrow Financial Corp.	206	5,239
Aspen Insurance Holdings, Ltd.	1,840	47,472
#*Asset Acceptance Capital Corp.	900	6,543
Associated Banc-Corp	1,200	15,372
Assurant, Inc.	1,400	41,902
#Assured Guaranty, Ltd.	3,000	49,740
ASTA Funding, Inc.	300	1,959
#Astoria Financial Corp.	1,800	17,964
Atlantic Coast Federal Corp.	300	435
*Avatar Holdings, Inc.	200	3,260
Axis Capital Holdings, Ltd.	2,400	69,336
#BancFirst Corp.	100	3,611
*Bancorp, Inc.	400	2,040
#BancorpSouth, Inc.	1,800	40,644
#BancTrust Financial Group, Inc.	200	642
Bank Mutual Corp.	600	4,212
Bank of America Corp.	88,165	1,285,446

1173

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Bank of Florida Corp.	200	$292
*Bank of Granite Corp.	300	156
Bank of Hawaii Corp.	500	22,200
Bank of New York Mellon Corp.	7,100	189,286
#Bank of the Ozarks, Inc.	100	2,275
*BankAtlantic Bancorp, Inc.	762	1,120
BankFinancial Corp.	200	1,888
#Banner Corp.	400	1,228
#BB&T Corp.	5,005	119,670
*Beneficial Mutual Bancorp, Inc.	800	7,400
Berkshire Hills Bancorp, Inc.	100	2,055
BGC Partners, Inc. Class A	800	3,864
#BlackRock, Inc.	700	151,543
#BOK Financial Corp.	500	21,485
#Boston Private Financial Holdings, Inc.	1,400	8,330
*Broadpoint Gleacher Securities, Inc.	1,900	12,103
#Brookline Bancorp, Inc.	600	5,874
Brown & Brown, Inc.	1,700	31,229
Cadence Financial Corp.	200	330
Calamos Asset Management, Inc.	300	3,180
Camden National Corp.	200	6,146
Capital City Bank Group, Inc.	200	2,348
Capital One Financial Corp.	1,900	69,540
CapitalSource, Inc.	4,260	15,166
#*Capitol Bancorp, Ltd.	300	675
#Capitol Federal Financial	700	21,231
Cardinal Financial Corp.	600	4,890
*Cardtronics, Inc.	700	6,965
#Cash America International, Inc.	500	15,130
#Cathay General Bancorp	900	7,947
#*CB Richard Ellis Group, Inc.	2,700	27,945
Center Bancorp, Inc.	336	2,614
*Center Financial Corp.	200	842
#*Central Pacific Financial Corp.	200	282
Charles Schwab Corp. (The)	4,200	72,828
#Chemical Financial Corp.	300	6,585
Chubb Corp.	1,900	92,188
Cincinnati Financial Corp.	1,828	46,358
Citigroup, Inc.	61,085	249,838
#*Citizens, Inc.	1,000	6,030
#City Holding Co.	300	9,171
#City National Corp.	1,300	48,971
Clifton Savings Bancorp, Inc.	300	2,766
#*CNA Financial Corp.	4,600	100,142
*CNA Surety Corp.	1,100	15,906
CoBiz Financial, Inc.	200	954
Cohen & Steers, Inc.	800	15,464
#Columbia Banking System, Inc.	600	8,820
#Comerica, Inc.	2,600	72,150
Commerce Bancshares, Inc.	200	7,672
#Community Bank System, Inc.	300	5,583
#Community Trust Bancorp, Inc.	100	2,462
*CompuCredit Holdings Corp.	700	2,296
#*Conseco, Inc.	3,900	20,319
Consolidated-Tokoma Land Co.	200	6,880
*Cowen Group, Inc.	300	2,265
*Credit Acceptance Corp.	500	17,185
#Cullen Frost Bankers, Inc.	600	28,074
#CVB Financial Corp.	600	4,806
Danvers Bancorp, Inc.	400	5,492
Delphi Financial Group, Inc. Class A	1,000	21,700

1174

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Dime Community Bancshares, Inc.	700	$7,693
Discover Financial Services	3,700	52,318
#*Dollar Financial Corp.	500	9,385
Donegal Group, Inc. Class A	500	7,300
#*Doral Financial Corp.	1,100	3,124
#East West Bancorp, Inc.	1,700	15,351
Eastern Insurance Holdings, Inc.	200	1,412
*eHealth, Inc.	500	7,115
EMC Insurance Group, Inc.	300	6,174
#Employers Holdings, Inc.	1,100	16,302
*Encore Bancshares, Inc.	200	1,540
*Encore Capital Group, Inc.	400	5,988
#Endurance Specialty Holdings, Ltd.	1,500	53,985
*Enstar Group, Ltd.	300	18,300
Enterprise Financial Services Corp.	100	853
Erie Indemnity Co.	1,000	35,250
ESSA Bancorp, Inc.	400	4,788
#Evercore Partners, Inc. Class A	200	6,528
#Everest Re Group, Ltd.	1,100	96,239
*EZCORP, Inc.	700	9,079
#F.N.B. Corp.	2,000	14,160
FBL Financial Group, Inc. Class A	800	16,120
#Federated Investors, Inc.	500	13,125
Fidelity National Financial, Inc.	4,200	56,994
#Fifth Third Bancorp	5,500	49,170
#Financial Federal Corp.	600	12,252
Financial Institutions, Inc.	300	3,168
*First Acceptance Corp.	1,400	3,080
First American Corp.	2,000	60,780
First Bancorp.	200	2,712
First Busey Corp.	400	1,548
*First Cash Financial Services, Inc.	600	10,308
#First Commonwealth Financial Corp.	800	4,200
First Community Bancshares, Inc.	400	4,656
First Defiance Financial Corp.	200	2,884
First Financial Bancorp.	400	5,072
#First Financial Bankshares, Inc.	300	14,535
First Financial Corp.	100	2,773
First Financial Holdings, Inc.	300	4,047
First Financial Northwest, Inc.	400	2,368
*First Horizon National Corp.	1,872	22,146
First Merchants Corp.	300	1,836
First Mercury Financial Corp.	400	5,080
First Midwest Bancorp, Inc.	600	6,240
First Niagara Financial Group, Inc.	3,200	41,088
First Place Financial Corp.	400	1,216
First Security Group, Inc.	400	1,080
First South Bancorp, Inc.	200	2,118
FirstMerit Corp.	404	7,656
Flagstone Reinsurance Holdings, Ltd.	2,006	21,966
Flushing Financial Corp.	600	6,738
#FNB United Corp.	100	165
*Forest City Enterprises, Inc. Class A	4,308	37,566
Franklin Resources, Inc.	1,300	136,019
Fulton Financial Corp.	1,800	14,868
Gallagher (Arthur J.) & Co.	1,800	40,158
GAMCO Investors, Inc.	100	4,219
Genworth Financial, Inc.	9,500	100,890
German American Bancorp, Inc.	200	3,008
GFI Group, Inc.	2,300	11,845
#Glacier Bancorp, Inc.	300	3,927

1175

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Goldman Sachs Group, Inc.	1,500	$255,255
#Great Southern Bancorp, Inc.	100	2,292
#*Greene Bancshares, Inc.	201	832
#Greenhill & Co., Inc.	300	25,869
*Greenlight Capital Re, Ltd.	700	13,062
*Guaranty Bancorp	600	786
*Hallmark Financial Services, Inc.	500	3,835
Hampden Bancorp, Inc.	100	1,085
#Hampton Roads Bankshares, Inc.	201	412
Hancock Holding Co.	500	18,135
Hanover Insurance Group, Inc.	1,300	54,678
Harleysville Group, Inc.	700	21,931
Harleysville National Corp.	400	2,304
*Harris & Harris Group, Inc.	600	2,574
#Hartford Financial Services Group, Inc.	5,600	137,312
HCC Insurance Holdings, Inc.	2,000	52,780
#Heartland Financial USA, Inc.	161	2,067
*Heritage Commerce Corp.	200	528
Heritage Financial Group	200	1,622
*HFF, Inc.	300	1,650
*Hilltop Holdings, Inc.	1,600	18,944
#Home Bancshares, Inc.	108	2,336
Home Federal Bancorp, Inc.	290	3,350
Hudson City Bancorp, Inc.	2,700	35,478
Huntington Bancshares, Inc.	3,700	14,097
IBERIABANK Corp.	500	21,655
Independence Holding Co.	300	1,665
#Independent Bank Corp.	400	8,508
*Interactive Brokers Group, Inc.	200	3,202
*International Assets Holding Corp.	259	4,659
#International Bancshares Corp.	800	11,880
Invesco, Ltd.	6,600	139,590
*Investment Technology Group, Inc.	900	19,413
#Janus Capital Group, Inc.	1,500	19,680
#*Jefferies Group, Inc.	2,500	65,250
JMP Group, Inc.	400	3,368
#Jones Lang LaSalle, Inc.	900	42,165
JPMorgan Chase & Co.	27,800	1,161,206
*KBW, Inc.	600	16,800
Kearny Financial Corp.	1,000	9,850
*Knight Capital Group, Inc.	2,100	35,385
#Lakeland Bancorp, Inc.	500	3,040
Lakeland Financial Corp.	100	2,057
Legacy Bancorp, Inc.	200	1,912
Legg Mason, Inc.	2,500	72,775
#*Leucadia National Corp.	3,100	69,657
#Life Partners Holdings, Inc.	250	4,248
Lincoln National Corp.	4,700	112,001
Loews Corp.	1,500	49,650
#M&T Bank Corp.	868	54,554
MainSource Financial Group, Inc.	200	1,166
#*Markel Corp.	300	96,810
*MarketAxess Holdings, Inc.	600	7,128
*Marlin Business Services Corp.	300	2,013
#Marsh & McLennan Cos., Inc.	3,200	75,072
#*Maui Land & Pineapple Co., Inc.	400	2,456
Max Capital Group, Ltd.	700	14,455
MB Financial, Inc.	500	8,940
*MBIA, Inc.	6,300	25,578
MBT Financial Corp.	300	609
*MCG Capital Corp.	1,500	5,985

1176

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Meadowbrook Insurance Group, Inc.	1,600	$10,768
Medallion Financial Corp.	300	2,355
Mercer Insurance Group, Inc.	200	3,716
Mercury General Corp.	1,300	47,398
*Meridian Interstate Bancorp, Inc.	400	3,440
MetLife, Inc.	1,000	34,030
*MF Global, Ltd.	2,600	18,512
*MGIC Investment Corp.	1,100	4,741
Montpelier Re Holdings, Ltd.	1,000	16,160
Morgan Stanley.	12,162	390,643
*MSCI, Inc.	1,200	36,480
*Nara Bancorp, Inc.	500	3,680
*NASDAQ OMX Group, Inc. (The)	2,800	50,568
*National Financial Partners Corp.	700	5,705
National Interstate Corp.	300	5,433
National Penn Bancshares, Inc.	700	3,934
*Navigators Group, Inc.	400	21,228
NBT Bancorp, Inc.	300	6,540
*Nelnet, Inc. Class A	1,100	15,433
New Westfield Financial, Inc.	700	5,635
#New York Community Bancorp, Inc.	2,300	24,840
NewAlliance Bancshares, Inc.	1,500	16,620
*NewBridge Bancorp	300	720
*NewStar Financial, Inc.	1,100	2,761
Northeast Community Bancorp, Inc.	300	2,010
Northern Trust Corp.	1,900	95,475
Northfield Bancorp, Inc.	1,000	12,430
Northwest Bancorp, Inc.	1,000	22,000
NYMAGIC, Inc.	200	2,858
OceanFirst Financial Corp.	200	1,900
*Ocwen Financial Corp.	1,500	16,395
Old National Bancorp	600	6,222
Old Republic International Corp.	5,400	57,672
#Old Second Bancorp, Inc.	300	1,605
OneBeacon Insurance Group, Ltd.	600	7,152
optionsXpress Holdings, Inc.	1,100	17,193
Oriental Financial Group, Inc.	500	5,325
Oritani Financial Corp.	700	8,967
#Pacific Capital Bancorp	600	774
#PacWest Bancorp	600	10,188
#Park National Corp.	100	5,808
PartnerRe, Ltd.	900	68,832
#*Penson Worldwide, Inc.	700	6,825
Peoples Bancorp, Inc.	300	3,222
#People’s United Financial, Inc.	3,803	60,962
#*PHH Corp.	1,400	22,624
#*Phoenix Cos., Inc. (The)	2,600	8,268
*PICO Holdings, Inc.	400	13,576
*Pinnacle Financial Partners, Inc.	500	6,350
*Piper Jaffray Cos., Inc.	400	18,556
#Platinum Underwriters Holdings, Ltd.	1,300	46,501
*PMA Capital Corp.	200	956
#*PMI Group, Inc. (The)	1,900	4,598
PNC Financial Services Group, Inc.	3,900	190,866
#*Portfolio Recovery Associates, Inc.	400	18,456
#*Primus Guaranty, Ltd.	500	1,705
#Principal Financial Group, Inc.	1,800	45,072
PrivateBancorp, Inc.	500	4,565
*ProAssurance Corp.	700	35,196
*Progressive Corp.	3,100	49,600
#Prosperity Bancshares, Inc.	900	32,211

1177

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Protective Life Corp.	900	$17,325
Provident Financial Services, Inc.	800	8,600
Provident New York Bancorp	200	1,706
Prudential Financial, Inc.	3,200	144,736
QC Holdings, Inc.	300	1,560
#Radian Group, Inc.	1,600	9,264
#Raymond James Financial, Inc.	2,400	56,664
Reinsurance Group of America, Inc.	1,192	54,951
RenaissanceRe Holdings, Ltd.	1,000	52,500
Renasant Corp.	200	2,928
*Republic First Bancorp, Inc.	300	1,320
Resource America, Inc.	300	1,158
*RiskMetrics Group, Inc.	700	10,283
*Riverview Bancorp, Inc.	100	321
RLI Corp.	600	30,000
Rockville Financial, Inc.	400	4,140
Roma Financial Corp.	600	7,434
Rome Bancorp, Inc.	200	1,675
S&T Bancorp, Inc.	300	4,725
#S.Y. Bancorp, Inc.	100	2,235
*Safeguard Scientifics, Inc.	400	3,896
Safety Insurance Group, Inc.	300	10,041
Sanders Morris Harris Group, Inc.	800	4,648
#Sandy Spring Bancorp, Inc.	400	4,624
SCBT Financial Corp.	300	7,761
*Seabright Insurance Holdings	700	7,826
Seacoast Banking Corp. of Florida	92	137
SEI Investments Co.	1,300	22,711
Selective Insurance Group, Inc.	1,100	16,852
*Signature Bank	300	9,468
#Simmons First National Corp. Class A	300	8,778
Smithtown Bancorp, Inc.	100	1,035
*Southern Community Financial Corp.	300	699
#Southside Bancshares, Inc.	311	6,466
Southwest Bancorp, Inc.	200	1,968
*StanCorp Financial Group, Inc.	1,100	40,381
State Auto Financial Corp.	900	14,634
State Bancorp, Inc.	200	1,528
State Street Corp.	5,200	218,296
StellarOne Corp.	400	4,244
Sterling Bancorp	200	1,346
Sterling Bancshares, Inc.	900	5,013
#*Sterling Financial Corp.	400	320
*Stewart Information Services Corp.	300	2,682
*Stifel Financial Corp.	500	25,980
Student Loan Corp.	400	16,820
#Suffolk Bancorp	100	2,796
*Sun Bancorp, Inc.	210	853
#SunTrust Banks, Inc.	1,100	21,021
Susquehanna Bancshares, Inc.	700	3,857
#*SVB Financial Group	700	28,875
SWS Group, Inc.	700	9,366
#*Synovus Financial Corp.	1,900	4,218
#TCF Financial Corp.	2,600	30,758
*TD Ameritrade Holding Corp.	2,939	56,723
*Tejon Ranch Co.	400	10,424
•#Teton Advisors, Inc.	1	—
#*Texas Capital Bancshares, Inc.	700	10,199
TFS Financial Corp.	2,400	27,984
Thomas Properties Group, Inc.	500	1,515
*Thomas Weisel Partners Group, Inc.	600	2,718

1178

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*TIB Financial Corp.	416	$441
*TierOne Corp.	200	398
Tompkins Financial Corp.	200	8,674
#Torchmark Corp.	700	28,420
Tower Group, Inc.	800	19,664
#TowneBank	300	3,462
#*TradeStation Group, Inc.	900	6,948
Transatlantic Holdings, Inc.	1,200	60,600
Travelers Cos., Inc. (The)	5,200	258,908
*Tree.com, Inc.	63	492
TriCo Bancshares	200	2,924
#TrustCo Bank Corp.	400	2,380
Trustmark Corp.	1,100	20,845
#U.S. Bancorp	3,300	76,626
#UMB Financial Corp.	1,200	47,724
Umpqua Holdings Corp.	500	4,955
*United America Indemnity, Ltd.	500	3,505
#United Bankshares, Inc.	300	5,355
*United Community Banks, Inc.	917	3,723
United Financial Bancorp, Inc.	400	5,140
United Fire & Casualty Co.	600	10,488
*United PanAm Financial Corp.	500	1,500
United Western Bancorp, Inc.	93	341
Unitrin, Inc.	1,700	33,320
Universal Insurance Holdings, Inc.	600	3,186
Univest Corp. of Pennsylvania	220	4,231
Unum Group	6,400	127,680
*Validus Holdings, Ltd.	3,259	82,453
#Valley National Bancorp	3,955	52,522
ViewPoint Financial Group	400	5,360
*Virginia Commerce Bancorp, Inc.	400	1,608
*Virtus Investment Partners, Inc.	105	1,539
#W. R. Berkley Corp.	2,800	69,216
#Waddell & Reed Financial, Inc.	900	25,254
Washington Banking Co.	100	942
Washington Federal, Inc.	800	13,720
Washington Trust Bancorp, Inc.	300	4,506
*Waterstone Financial, Inc.	700	2,387
Webster Financial Corp.	1,300	14,703
Wells Fargo & Co.	45,275	1,245,968
#WesBanco, Inc.	500	7,075
West Bancorporation	300	1,320
#Westamerica Bancorporation	300	14,340
#*Western Alliance Bancorp	1,400	6,090
White Mountains Insurance Group, Ltd.	200	62,034
Whitney Holding Corp.	700	5,621
#Wilmington Trust Corp.	1,200	14,460
#Wilshire Bancorp, Inc.	600	4,224
#Wintrust Financial Corp.	500	14,105
#*World Acceptance Corp.	400	10,036
Yadkin Valley Financial Corp.	200	736
Zenith National Insurance Corp.	900	25,677
#Zions Bancorporation	600	8,496
*ZipRealty, Inc.	700	2,625

Total Financials		13,364,487

Health Care — (8.8%)
*Abaxis, Inc.	400	9,128
#*ABIOMED, Inc.	500	4,525
*Accelrys, Inc.	751	4,078
*Accuray, Inc.	900	5,193

1179

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Acorda Therapeutics, Inc.	600	$13,038
Aetna, Inc.	4,700	122,341
*Affymax, Inc.	200	4,028
#*Affymetrix, Inc.	1,000	5,230
*Air Methods Corp.	300	9,162
*Alexion Pharmaceuticals, Inc.	600	26,646
*Alexza Pharmaceuticals, Inc.	400	856
*Align Technology, Inc.	600	9,432
*Alkermes, Inc.	1,500	11,955
Allergan, Inc.	2,600	146,250
*Alliance HealthCare Services, Inc.	900	4,896
*Allied Healthcare International, Inc.	1,000	2,660
*Allion Healthcare, Inc.	700	4,508
#*Allos Therapeutics, Inc.	600	3,390
#*Allscripts-Misys Healthcare Solutions, Inc.	2,800	54,600
*Almost Family, Inc.	200	6,070
*Alnylam Pharmaceuticals, Inc.	400	6,816
*Alphatec Holdings, Inc.	1,200	5,736
#*AMAG Pharmaceuticals, Inc.	200	7,556
#*Amedisys, Inc.	300	11,937
America Services Group, Inc.	200	2,624
*American Dental Partners, Inc.	200	2,378
#*American Medical Systems Holdings, Inc.	1,400	21,588
*AMERIGROUP Corp.	1,200	26,460
AmerisourceBergen Corp.	1,600	35,440
*AMICAS, Inc.	600	1,890
*AMN Healthcare Services, Inc.	400	3,328
*Amsurg Corp.	607	12,789
#*Amylin Pharmaceuticals, Inc.	2,400	26,496
*Anadys Pharmaceuticals, Inc.	800	1,560
Analogic Corp.	300	11,202
*AngioDynamics, Inc.	400	6,040
*Anika Therapeutics, Inc.	100	732
*Animal Health International, Inc.	200	486
*Ardea Biosciences, Inc.	300	4,050
#*Arena Pharmaceuticals, Inc.	1,700	6,001
*Ariad Pharmaceuticals, Inc.	1,700	3,060
*Arqule, Inc.	300	1,005
*Array BioPharma, Inc.	500	895
*ArthroCare Corp.	200	3,800
*Aspect Medical Systems, Inc.	200	2,396
*Assisted Living Concepts, Inc.	170	3,522
#*athenahealth, Inc.	400	15,044
*AtriCure, Inc.	100	408
*ATS Medical, Inc.	1,000	2,690
*Auxilium Pharmaceuticals, Inc.	500	15,730
*AVANIR Pharmaceuticals, Inc.	1,000	1,830
Bard (C.R.), Inc.	300	22,521
Baxter International, Inc.	3,700	200,022
Beckman Coulter, Inc.	600	38,598
Becton Dickinson & Co.	1,700	116,212
*BioClinica, Inc.	200	892
#*BioCryst Pharmaceuticals, Inc.	600	5,358
*BioForm Medical, Inc.	600	2,172
*Biogen Idec, Inc.	200	8,426
*BioMimetic Therapeutics, Inc.	420	4,905
*Bio-Rad Laboratories, Inc.	300	26,817
*Bio-Reference Laboratories, Inc.	300	9,699
*BioScrip, Inc.	600	4,524
*BMP Sunstone Corp.	800	2,912
*Boston Scientific Corp.	13,000	105,560

1180

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Bovie Medical Corp.	300	$2,403
Bristol-Myers Squibb Co.	17,431	379,996
*Brookdale Senior Living, Inc.	2,900	48,836
*Bruker BioSciences Corp.	1,300	14,092
#*BSD Medical Corp.	100	232
#*Cadence Pharmaceuticals, Inc.	400	3,612
*Caliper Life Sciences, Inc.	800	1,768
*Capital Senior Living Corp.	800	4,232
*Caraco Pharmaceutical Laboratories, Ltd.	200	736
*Cardiac Science Corp.	500	1,750
Cardinal Health, Inc.	800	22,672
#*Cardium Therapeutics, Inc.	1,000	690
*Catalyst Health Solutions, Inc.	700	21,959
*Celera Corp.	1,800	11,142
*Celldex Therapeutics, Inc.	200	872
*Centene Corp.	1,000	17,830
*Cephalon, Inc.	500	27,290
#*Cepheid, Inc.	400	5,308
*Cerner Corp.	400	30,416
#*Charles River Laboratories International, Inc.	1,200	43,824
Chemed Corp.	100	4,532
Cigna Corp.	2,700	75,168
#*Clinical Data, Inc.	200	3,156
*Columbia Laboratories, Inc.	200	186
#*Community Health Systems, Inc.	1,919	60,026
Computer Programs & Systems, Inc.	200	8,448
#*Conceptus, Inc.	200	3,508
*CONMED Corp.	500	10,595
*Continucare Corp.	1,400	3,668
#Cooper Cos., Inc.	1,000	28,010
*Corvel Corp.	300	8,550
#*Covance, Inc.	800	41,344
*Coventry Health Care, Inc.	1,400	27,762
*Cross Country Healthcare, Inc.	700	5,782
*CryoLife, Inc.	500	3,000
*Cubist Pharmaceuticals, Inc.	1,000	16,940
*Curis, Inc.	900	1,791
*Cutera, Inc.	200	1,802
#*Cyberonics, Inc.	400	5,784
*Cynosure, Inc.	200	2,004
#*Cypress Bioscience, Inc.	800	4,912
*Cytokinetics, Inc.	1,100	3,509
#*Cytori Therapeutics, Inc.	300	987
*DaVita, Inc.	700	37,121
#*Dendreon Corp.	800	20,216
#DENTSPLY International, Inc.	1,100	36,256
*DepoMed, Inc.	700	2,177
#*Dexcom, Inc.	400	2,744
*Dionex Corp.	100	6,788
*Durect Corp.	700	1,477
*Dyax Corp.	1,500	4,710
#*Eclipsys Corp.	1,000	18,750
#*Edwards Lifesciences Corp.	600	46,164
Eli Lilly & Co.	4,200	142,842
*Emergency Medical Services Corp. Class A	200	9,604
*Emergent BioSolutions, Inc.	500	7,210
#*Emeritus Corp.	900	16,794
*Endo Pharmaceuticals Holdings, Inc.	1,900	42,560
•*Endo Pharmaceuticals Solutions	300	297
Ensign Group, Inc.	400	5,912
*EnteroMedics, Inc.	200	113

1181

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Enzo Biochem, Inc.	600	$3,306
*Enzon Pharmaceuticals, Inc.	400	3,356
*eResearch Technology, Inc.	800	5,920
#*ev3, Inc.	2,500	29,450
*Exactech, Inc.	300	4,500
#*Exelixis, Inc.	1,800	10,944
*Express Scripts, Inc.	600	47,952
*Facet Biotech Corp.	200	3,426
*Five Star Quality Care, Inc.	400	1,380
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	1,023
*Genomic Health, Inc.	200	3,714
*Genoptix, Inc.	200	6,958
*Gen-Probe, Inc.	200	8,344
*Gentiva Health Services, Inc.	600	14,400
*Genzyme Corp.	900	45,540
#*Geron Corp.	1,800	10,998
*Gilead Sciences, Inc.	3,700	157,435
#*Greatbatch, Inc.	300	5,901
#*GTx, Inc.	400	3,592
*Haemonetics Corp.	400	20,600
#*Halozyme Therapeutics, Inc.	800	4,848
*Hanger Orthopedic Group, Inc.	700	9,688
*Hansen Medical, Inc.	600	1,536
*Harvard Bioscience, Inc.	500	1,810
*Health Grades, Inc.	400	1,736
*Health Management Associates, Inc.	3,900	23,790
*Health Net, Inc.	2,500	37,275
#*HEALTHSOUTH Corp.	1,800	26,298
*HealthSpring, Inc.	1,200	17,196
*HealthStream, Inc.	600	2,304
*HealthTronics, Inc.	900	2,061
*Healthways, Inc.	800	12,864
#*Helicos BioSciences Corp.	800	1,512
#*Hemispherx Biopharma, Inc.	900	1,305
#*Henry Schein, Inc.	800	42,264
Hill-Rom Holdings, Inc.	1,000	19,590
*Hi-Tech Pharmacal Co., Inc.	200	3,648
*HMS Holdings Corp.	300	12,879
#*Hologic, Inc.	3,969	58,662
*Home Diagnostics, Inc.	300	1,875
*Hospira, Inc.	500	22,320
*Human Genome Sciences, Inc.	2,200	41,118
#*Humana, Inc.	1,700	63,886
*ICU Medical, Inc.	200	7,000
*Idenix Pharmaceuticals, Inc.	600	1,332
*Idera Pharmaceuticals, Inc.	200	1,068
*IDEXX Laboratories, Inc.	600	30,672
*I-Flow Corp.	700	8,834
#*Illumina, Inc.	800	25,680
*Immucor, Inc.	400	7,152
*ImmunoGen, Inc.	700	4,683
*Immunomedics, Inc.	800	2,848
*Impax Laboratories, Inc.	900	7,992
IMS Health, Inc.	700	11,473
*Incyte Corp.	1,700	10,013
*Infinity Pharmaceuticals, Inc.	418	2,332
*Inspire Pharmaceuticals, Inc.	600	2,682
#*Insulet Corp.	800	8,880
*Integra LifeSciences Holdings Corp.	400	12,216
*IntegraMed America, Inc.	300	2,550
#*InterMune, Inc.	700	8,456

1182

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Intuitive Surgical, Inc.	100	$24,635
#Invacare Corp.	800	17,944
*InVentiv Health, Inc.	700	11,886
#*Inverness Medical Innovations, Inc.	1,000	38,010
#*IPC The Hospitalist Co.	300	9,090
*IRIS International, Inc.	200	2,028
#*Isis Pharmaceuticals, Inc.	900	11,403
*ISTA Pharmaceuticals, Inc.	1,000	3,660
#*Jazz Pharmaceuticals, Inc.	600	3,768
Johnson & Johnson	22,475	1,327,149
#*Kendle International, Inc.	100	1,688
*Kensey Nash Corp.	100	2,391
#*Kinetic Concepts, Inc.	1,600	53,104
#*K-V Pharmaceutical Co.	1,100	4,180
*Laboratory Corp. of America Holdings	200	13,778
*Lannet Co., Inc.	400	2,688
*LCA-Vision, Inc.	500	2,250
*Lexicon Pharmaceuticals, Inc.	400	524
#*LHC Group, Inc.	400	11,164
*Life Technologies Corp.	1,465	69,104
#*LifePoint Hospitals, Inc.	1,200	33,996
*Ligand Pharmaceuticals, Inc. Class B	2,100	3,570
#*Lincare Holdings, Inc.	1,500	47,115
#*Luminex Corp.	400	5,888
*Magellan Health Services, Inc.	600	19,278
#*MAKO Surgical Corp.	300	2,715
#*Mannkind Corp.	1,400	7,308
*MAP Pharmaceuticals, Inc.	200	1,644
#*Masimo Corp.	400	10,628
#*Matrixx Initiatives, Inc.	200	900
*Maxygen, Inc.	700	3,906
McKesson Corp.	900	52,857
*MedAssets, Inc.	900	19,746
*MedCath Corp.	400	3,284
*Medco Health Solutions, Inc.	3,600	202,032
*Medical Action Industries, Inc.	300	3,282
*Medicines Co. (The)	800	5,752
Medicis Pharmaceutical Corp. Class A	1,400	29,638
#*Medivation, Inc.	200	5,104
*Mednax, Inc.	800	41,536
#MedQuist, Inc.	600	3,468
*MEDTOX Scientific, Inc.	300	2,994
Medtronic, Inc.	2,900	103,530
#Merck & Co., Inc.	10,800	334,044
*Merge Healthcare, Inc.	500	1,790
Meridian Bioscience, Inc.	300	6,657
*Merit Medical Systems, Inc.	400	6,792
*Metabolix, Inc.	300	3,042
*Metropolitan Health Networks, Inc.	900	1,836
#*Mettler Toledo International, Inc.	600	58,500
*Micromet, Inc.	400	2,044
*Micrus Endovascular Corp.	200	2,364
#*MiddleBrook Pharmaceuticals, Inc.	500	490
#*Millipore Corp.	400	26,804
#*Molecular Insight Pharmaceuticals, Inc.	294	1,411
#*Molina Healthcare, Inc.	500	9,360
*Momenta Pharmaceuticals, Inc.	300	2,736
*MWI Veterinary Supply, Inc.	300	10,620
*Myriad Genetics, Inc.	800	19,424
*Myriad Pharmaceuticals, Inc.	200	1,104
*Nabi Biopharmaceuticals	1,400	4,550

1183

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Nanosphere, Inc.	600	$4,008
#National Healthcare Corp.	300	10,791
*Natus Medical, Inc.	600	8,334
*Nektar Therapeutics	1,600	12,992
*Neurocrine Biosciences, Inc.	500	1,110
*NeurogesX, Inc.	300	2,367
*Nighthawk Radiology Holdings, Inc.	500	2,995
*NovaMed, Inc.	600	2,418
#*Novavax, Inc.	700	2,688
*NPS Pharmaceuticals, Inc.	800	2,536
*NuVasive, Inc.	300	10,887
*NxStage Medical, Inc.	800	4,464
*Obagi Medical Products, Inc.	500	5,110
*Odyssey Healthcare, Inc.	800	11,152
Omnicare, Inc.	1,800	39,006
*Omnicell, Inc.	600	5,904
*Onyx Pharmaceuticals, Inc.	900	23,940
*Opko Health, Inc.	1,300	2,821
*Optimer Pharmaceuticals, Inc.	300	3,468
*OraSure Technologies, Inc.	1,200	3,912
*Orexigen Therapeutics, Inc.	500	3,230
*Orthovita, Inc.	1,200	4,200
#*OSI Pharmaceuticals, Inc.	800	25,776
#*Osiris Therapeutics, Inc.	600	3,810
*Osteotech, Inc.	300	1,296
Owens & Minor, Inc.	800	32,712
*Pain Therapeutics, Inc.	900	4,563
*Palomar Medical Technologies, Inc.	400	4,064
*Par Pharmaceutical Cos., Inc.	600	12,582
*Parexel International Corp.	1,200	15,024
*PDI, Inc.	200	1,004
#PDL BioPharma, Inc.	1,500	12,615
PerkinElmer, Inc.	3,200	59,552
#Perrigo Co.	1,000	37,190
Pfizer, Inc.	61,190	1,042,066
Pharmaceutical Products Development Service, Inc.	600	12,930
*Pharmasset, Inc.	300	5,634
#*PharMerica Corp.	500	7,715
*Phase Forward, Inc.	700	9,177
#*Poniard Pharmaceuticals, Inc.	400	2,620
*Pozen, Inc.	200	1,136
*Progenics Pharmaceuticals, Inc.	500	2,095
*Providence Service Corp.	100	1,246
#*PSS World Medical, Inc.	900	18,198
#*Psychiatric Solutions, Inc.	1,200	24,768
#Quality Systems, Inc.	100	6,102
Quest Diagnostics, Inc.	800	44,744
*Questcor Pharmaceuticals, Inc.	500	2,270
#*Quidel Corp.	200	2,860
*RadNet, Inc.	700	1,701
*Regeneration Technologies, Inc.	1,200	4,704
*Regeneron Pharmaceuticals, Inc.	1,400	21,980
*RehabCare Group, Inc.	400	7,500
*Repligen Corp.	800	3,904
*Res-Care, Inc.	650	7,820
*ResMed, Inc.	400	19,684
*Rigel Pharmaceuticals, Inc.	700	4,487
*Rochester Medical Corp.	200	2,022
*Rockwell Medical Technologies, Inc.	300	2,025
*Salix Pharmaceuticals, Ltd.	900	16,551
*Sangamo BioSciences, Inc.	200	1,064

1184

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Santarus, Inc.	700	$2,163
#*Savient Pharmaceuticals, Inc.	400	5,040
Schering-Plough Corp.	8,925	251,685
*SciClone Pharmaceuticals, Inc.	600	1,476
#*Seattle Genetics, Inc.	900	8,172
*SenoRx, Inc.	300	1,188
#*Sequenom, Inc.	600	1,656
#*Sirona Dental Systems, Inc.	1,200	32,292
*Skilled Healthcare Group, Inc.	500	4,020
*Solta Medical, Inc.	500	1,105
*Somanetics Corp.	100	1,495
*SonoSite, Inc.	300	7,437
*Spectranetics Corp.	600	3,420
*Spectrum Pharmaceuticals, Inc.	900	3,735
*St. Jude Medical, Inc.	700	23,856
*Staar Surgical Co.	500	1,930
*Stereotaxis, Inc.	800	2,888
#Steris Corp.	800	23,408
Stryker Corp.	700	32,200
*Sucampo Pharmaceuticals, Inc.	300	1,311
*Sun Healthcare Group, Inc.	900	8,172
#*Sunrise Senior Living, Inc.	1,000	4,160
*SuperGen, Inc.	700	1,638
#*SurModics, Inc.	200	5,122
*Symmetry Medical, Inc.	800	6,400
*Synovis Life Technologies, Inc.	200	2,412
*Synta Pharmaceuticals Corp.	700	1,925
#*Targacept, Inc.	272	5,100
Techne Corp.	200	12,502
Teleflex, Inc.	1,100	54,725
*Tenet Healthcare Corp.	4,500	23,040
*Theragenics Corp.	600	810
#*Theravance, Inc.	800	11,176
#*Thoratec Corp.	1,000	26,260
*Tomotherapy, Inc.	1,100	3,652
*TranS1, Inc.	300	1,191
#*Transcept Pharmaceuticals, Inc.	100	549
*Triple-S Management Corp.	700	11,690
*U.S. Physical Therapy, Inc.	200	2,808
#*United Therapeutics Corp.	1,000	42,540
UnitedHealth Group, Inc.	7,700	199,815
*Universal American Corp.	1,500	15,000
Universal Health Services, Inc.	800	44,520
*Vanda Pharmaceuticals, Inc.	200	2,040
#*Varian Medical Systems, Inc.	700	28,686
*Varian, Inc.	400	20,480
*Vascular Solutions, Inc.	200	1,544
#*VCA Antech, Inc.	1,700	40,494
#*Vertex Pharmaceuticals, Inc.	1,000	33,560
*Vical, Inc.	900	2,772
*Viropharma, Inc.	1,400	10,556
#*Virtual Radiologic Corp.	300	3,855
*Vital Images, Inc.	400	4,564
#*Vivus, Inc.	1,100	8,690
#*Volcano Corp.	900	12,915
#*Warner Chilcott P.L.C.	1,100	24,365
*Waters Corp.	400	22,972
*WellCare Health Plans, Inc.	900	23,517
*WellPoint, Inc.	3,400	158,984
West Pharmaceutical Services, Inc.	500	19,735
#*Wright Medical Group, Inc.	800	13,000

1185

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*XenoPort, Inc.	100	$1,671
Young Innovations, Inc.	200	4,730
*Zimmer Holdings, Inc.	1,100	57,827
*Zoll Medical Corp.	400	7,768
*Zymogenetics, Inc.	1,110	5,162

Total Health Care		9,335,297

Industrials — (10.2%)
*3D Systems Corp.	500	4,410
3M Co.	2,500	183,925
#A.O. Smith Corp.	600	23,778
#AAON, Inc.	400	7,204
#*AAR Corp.	500	9,805
#ABM Industries, Inc.	1,300	24,414
*Acacia Technologies Group	600	4,560
*ACCO Brands Corp.	1,000	6,060
Aceto Corp.	400	2,216
Actuant Corp.	500	7,805
#Acuity Brands, Inc.	800	25,328
Administaff, Inc.	500	12,410
*Advisory Board Co. (The)	300	7,392
*Aecom Technology Corp.	1,300	32,812
*AeroVironment, Inc.	400	10,664
#*AGCO Corp.	1,800	50,598
*Air Transport Services Group, Inc.	1,000	2,590
Aircastle, Ltd.	2,100	16,632
#*AirTran Holdings, Inc.	1,600	6,768
Alamo Group, Inc.	200	2,740
*Alaska Air Group, Inc.	300	7,716
Albany International Corp.	600	9,996
Alexander & Baldwin, Inc.	400	11,532
#*Allegiant Travel Co.	400	15,084
#*Alliant Techsystems, Inc.	900	70,002
*Altra Holdings, Inc.	600	5,262
*Amerco, Inc.	300	12,681
#*American Commercial Lines, Inc.	250	5,362
American Ecology Corp.	200	3,324
American Railcar Industries, Inc.	200	2,000
*American Reprographics Co.	1,200	7,200
American Science & Engineering, Inc.	100	6,612
#*American Superconductor Corp.	500	16,760
American Woodmark Corp.	400	7,868
Ameron International Corp.	300	17,694
Ametek, Inc.	600	20,934
Ampco-Pittsburgh Corp.	100	2,690
*AMR Corp.	7,500	40,425
*APAC Customer Services, Inc.	500	3,225
#Apogee Enterprises, Inc.	900	11,916
Applied Industrial Technologies, Inc.	1,000	20,230
#Applied Signal Technologies, Inc.	200	4,098
*Argan, Inc.	200	2,470
*Argon ST, Inc.	500	9,300
#Arkansas Best Corp.	200	5,164
#*Armstrong World Industries, Inc.	1,200	44,700
*Astec Industries, Inc.	400	9,200
*ATC Technology Corp.	400	8,360
*Atlas Air Worldwide Holdings, Inc.	300	7,887
Avery Dennison Corp.	1,700	60,605
#*Avis Budget Group, Inc.	1,500	12,600
#*AZZ, Inc.	300	10,278
B.F. Goodrich Co.	200	10,870

1186

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Badger Meter, Inc.	100	$3,727
*Baker (Michael) Corp.	200	7,140
#Baldor Electric Co.	1,600	41,360
#Barnes Group, Inc.	1,250	19,812
Barrett Business Services, Inc.	200	2,320
#*BE Aerospace, Inc.	2,200	39,006
#*Beacon Roofing Supply, Inc.	1,000	14,360
Belden, Inc.	900	20,655
#*Blount International, Inc.	700	6,328
*BlueLinx Holdings, Inc.	600	1,758
#Boeing Co.	3,500	167,300
*Bowne & Co., Inc.	816	5,328
Brady Co. Class A	1,350	36,558
Briggs & Stratton Corp.	1,600	29,920
Brink’s Co. (The)	600	14,238
#*Broadwind Energy, Inc.	1,700	9,928
*BTU International, Inc.	200	1,016
Bucyrus International, Inc.	1,500	66,630
*Builders FirstSource, Inc.	800	3,112
#*C&D Technologies, Inc.	400	732
#C.H. Robinson Worldwide, Inc.	300	16,533
*CAI International, Inc.	400	3,000
#Carlisle Cos., Inc.	1,500	46,560
Cascade Corp.	300	7,452
*Casella Waste Systems, Inc.	400	1,116
Caterpillar, Inc.	5,100	280,806
#*CBIZ, Inc.	600	4,224
CDI Corp.	500	6,090
*CECO Environmental Corp.	600	2,238
*Celadon Group, Inc.	500	4,880
#*Cenveo, Inc.	1,000	7,080
*Ceradyne, Inc.	600	9,672
*Chart Industries, Inc.	500	9,885
*Chase Corp.	200	2,400
#Cintas Corp.	1,700	47,073
CIRCOR International, Inc.	300	8,175
#CLAROC, Inc.	1,400	41,202
*Clean Harbors, Inc.	200	11,290
#*Coleman Cable, Inc.	200	694
*Colfax Corp.	800	8,704
*Columbus McKinnon Corp.	500	8,275
#Comfort Systems USA, Inc.	900	9,810
*Commercial Vehicle Group, Inc.	300	1,419
*COMSYS IT Partners, Inc.	600	4,110
*Consolidated Graphics, Inc.	300	6,018
#*Continental Airlines, Inc.	1,000	11,500
#Con-way, Inc.	600	19,794
#Cooper Industries P.L.C.	1,000	38,690
*Copart, Inc.	600	19,302
*Cornell Cos., Inc.	400	9,136
Corporate Executive Board Co.	400	9,604
#*Corrections Corp. of America	3,100	74,214
#*CoStar Group, Inc.	400	15,528
Courier Corp.	400	5,932
#*Covanta Holding Corp.	3,000	51,540
#*CRA International, Inc.	200	4,950
#Crane Co.	1,104	30,746
Cubic Corp.	600	20,826
#Cummins, Inc.	3,800	163,628
#Danaher Corp.	1,000	68,230
Deere & Co.	2,400	109,320

1187

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Deluxe Corp.	300	$4,269
Diamond Management & Technology Consultants, Inc.	500	2,960
*Dollar Thrifty Automotive Group, Inc.	300	5,553
#Donaldson Co., Inc.	2,000	71,340
Dover Corp.	2,600	97,968
Ducommun, Inc.	200	3,404
#Dun & Bradstreet Corp. (The)	300	22,968
*DXP Enterprises, Inc.	200	2,296
*Dycom Industries, Inc.	1,000	9,880
Dynamic Materials Corp.	200	3,856
*DynCorp International, Inc. Class A	1,000	17,000
#*Eagle Bulk Shipping, Inc.	600	2,844
Eaton Corp.	3,100	187,395
*EMCOR Group, Inc.	1,800	42,516
Emerson Electric Co.	5,000	188,750
#Encore Wire Corp.	600	12,450
#*Ener1, Inc.	1,300	6,487
#*Energy Conversion Devices, Inc.	800	8,616
#*Energy Recovery, Inc.	700	3,906
EnergySolutions, Inc.	2,300	19,182
*EnerNOC, Inc.	400	11,492
*EnerSys, Inc.	1,000	22,100
Ennis, Inc.	700	10,605
#*EnPro Industries, Inc.	100	2,258
Equifax, Inc.	1,000	27,380
#*ESCO Technologies, Inc.	500	19,640
*Esterline Technologies Corp.	600	25,266
#*Evergreen Solar, Inc.	1,500	2,175
*Exponent, Inc.	100	2,601
#Fastenal Co.	1,000	34,500
Federal Signal Corp.	700	4,298
FedEx Corp.	1,100	79,959
*First Solar, Inc.	800	97,544
*Flanders Corp.	600	3,024
*Flow International Corp.	100	241
Flowserve Corp.	300	29,463
Fluor Corp.	400	17,768
#Forward Air Corp.	200	4,268
*Franklin Covey Co.	400	2,088
Franklin Electric Co., Inc.	500	13,640
#Freightcar America, Inc.	200	4,716
*FTI Consulting, Inc.	300	12,243
#*Fuel Tech, Inc.	500	5,785
#*FuelCell Energy, Inc.	600	1,998
*Furmanite Corp.	400	1,432
*Gardner Denver Machinery, Inc.	1,300	46,683
#GATX Corp.	800	21,744
#*Genco Shipping & Trading, Ltd.	400	7,956
*Gencor Industries, Inc.	300	2,250
*GenCorp, Inc.	300	2,232
*General Cable Corp.	1,700	52,938
General Dynamics Corp.	2,000	125,400
General Electric Co.	86,850	1,238,481
*Genesee & Wyoming, Inc.	500	14,505
*GEO Group, Inc. (The)	1,200	25,380
*GeoEye, Inc.	300	7,611
*Gibraltar Industries, Inc.	1,000	10,820
#Gorman-Rupp Co. (The)	200	4,938
*GP Strategies Corp.	300	2,112
Graco, Inc.	500	13,770
*Graftech International, Ltd.	2,200	29,700

1188

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Graham Corp.	200	$2,834
Granite Construction, Inc.	400	11,424
Great Lakes Dredge & Dock Corp.	1,700	10,421
*Greenbrier Cos., Inc.	500	4,440
*Griffon Corp.	1,490	13,067
*GT Solar International, Inc.	800	4,200
*H&E Equipment Services, Inc.	800	8,480
Hardinge, Inc.	200	1,050
Harsco Corp.	1,200	37,788
*Hawaiian Holdings, Inc.	500	3,545
Healthcare Services Group, Inc.	1,000	19,750
#Heartland Express, Inc.	1,600	21,760
#HEICO Corp.	100	3,803
HEICO Corp. Class A	400	12,344
#Heidrick & Struggles International, Inc.	400	10,944
Herman Miller, Inc.	900	13,905
#*Hertz Global Holdings, Inc.	3,300	30,723
#*Hexcel Corp.	1,200	13,200
*Hill International, Inc.	1,100	7,392
HNI Corp.	900	23,688
#*Hoku Scientific, Inc.	300	660
Honeywell International, Inc.	2,700	96,903
Horizon Lines, Inc.	500	2,625
Houston Wire & Cable Co.	200	2,418
*Hub Group, Inc. Class A	200	4,972
#Hubbell, Inc. Class B	1,100	46,783
*Hudson Highland Group, Inc.	800	2,592
*Hurco Cos., Inc.	200	3,180
*Huron Consulting Group, Inc.	200	4,640
*ICF International, Inc.	500	14,325
IDEX Corp.	2,100	59,703
#*IHS, Inc.	400	20,704
*II-VI, Inc.	600	15,882
Illinois Tool Works, Inc.	3,000	137,760
#Ingersoll-Rand P.L.C.	2,700	85,293
*InnerWorkings, Inc.	400	2,060
*Innovative Solutions & Support, Inc.	300	1,368
*Insituform Technologies, Inc. Class A	800	16,960
Insteel Industries, Inc.	400	4,448
*Integrated Electrical Services, Inc.	200	1,316
Interface, Inc. Class A	2,000	15,520
#*Interline Brands, Inc.	800	11,680
*Intersections, Inc.	200	1,140
#*Iron Mountain, Inc.	1,700	41,531
ITT Industries, Inc.	1,500	76,050
#J.B. Hunt Transport Services, Inc.	700	21,042
#*Jacobs Engineering Group, Inc.	900	38,061
#*JetBlue Airways Corp.	5,800	28,768
John Bean Technologies Corp.	408	6,699
#Joy Global, Inc.	500	25,205
Kaman Corp. Class A	200	4,132
*Kansas City Southern	1,400	33,922
#Kaydon Corp.	500	17,495
KBR, Inc.	2,800	57,316
*Kelly Services, Inc. Class A	800	8,864
Kennametal, Inc.	1,901	44,788
*Kforce, Inc.	900	10,557
Kimball International, Inc. Class B	900	6,750
*Kirby Corp.	1,483	50,125
Knight Transportation, Inc.	1,400	22,456
#Knoll, Inc.	700	6,860

1189

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Korn/Ferry International	1,000	$15,960
L-3 Communications Holdings, Inc.	600	43,374
*LaBarge, Inc.	200	2,220
*Ladish Co., Inc.	300	3,888
Landstar System, Inc.	200	7,048
*Layne Christensen Co.	500	12,950
*LECG Corp.	400	1,380
#Lennox International, Inc.	1,200	40,404
Lincoln Electric Holdings, Inc.	1,000	47,440
#Lindsay Corp.	200	6,566
*LMI Aerospace, Inc.	200	2,154
Lockheed Martin Corp.	2,200	151,338
LSI Industries, Inc.	600	4,194
*Lydall, Inc.	200	1,000
*M&F Worldwide Corp.	400	8,512
*Magnetek, Inc.	500	625
#Manitowoc Co., Inc. (The)	2,300	21,022
#Manpower, Inc.	1,500	71,115
*Marten Transport, Ltd.	200	3,508
#Masco Corp.	9,200	108,100
*Mastec, Inc.	600	7,080
*McDermott International, Inc.	1,200	26,676
McGrath Rentcorp	300	5,925
*Metalico, Inc.	800	3,232
Met-Pro Corp.	200	1,840
#*Microvision, Inc.	700	2,597
#*Middleby Corp.	200	9,062
*Miller Industries, Inc.	400	4,020
#Mine Safety Appliances Co.	700	17,843
#*Mobile Mini, Inc.	1,000	14,500
#*Monster Worldwide, Inc.	1,400	20,328
*Moog, Inc.	800	19,976
*MPS Group, Inc.	1,900	25,688
MSC Industrial Direct Co., Inc. Class A	700	30,135
Mueller Industries, Inc.	700	16,562
Mueller Water Products, Inc.	700	3,136
Multi-Color Corp.	200	2,654
*MYR Group, Inc.	200	3,436
NACCO Industries, Inc. Class A	100	5,960
*Navigant Consulting, Inc.	600	8,544
#*Navistar International Corp.	1,100	36,454
*NCI Building Systems, Inc.	400	784
*NN, Inc.	200	890
Nordson Corp.	800	42,216
*North American Galvanizing & Coating, Inc.	400	2,008
Northrop Grumman Corp.	1,700	85,221
*Northwest Pipe Co.	100	3,010
#*Old Dominion Freight Line, Inc.	200	5,198
*Omega Flex, Inc.	93	1,446
*On Assignment, Inc.	800	4,832
*Orbital Sciences Corp.	1,300	16,744
*Orion Marine Group, Inc.	400	7,616
*Oshkosh Truck Corp. Class B	1,100	34,386
#Otter Tail Corp.	800	18,608
#*Owens Corning, Inc.	2,900	64,119
*P.A.M. Transportation Services, Inc.	100	776
#Paccar, Inc.	1,900	71,079
*Pacer International, Inc.	200	572
Pall Corp.	800	25,392
Parker Hannifin Corp.	2,400	127,104
*Park-Ohio Holdings Corp.	300	1,866

1190

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Pentair, Inc.	1,900	$55,290
*PGT, Inc.	625	1,544
*Pike Electric Corp.	700	8,785
Pitney Bowes, Inc.	1,900	46,550
*PMFG, Inc.	300	4,341
Portec Rail Products, Inc.	200	1,742
*Powell Industries, Inc.	100	3,678
#*Power-One, Inc.	1,500	4,125
*PowerSecure International, Inc.	500	4,160
*PRG-Schultz International, Inc.	400	2,072
*Protection One, Inc.	300	1,614
*Quality Distribution, Inc.	100	374
Quanex Building Products Corp.	400	5,948
#*Quanta Services, Inc.	3,400	72,080
R. R. Donnelley & Sons Co.	4,500	90,360
#Raven Industries, Inc.	200	4,940
Raytheon Co.	3,400	153,952
*RBC Bearings, Inc.	300	6,453
#Regal-Beloit Corp.	600	28,128
*Resources Connection, Inc.	900	15,543
Robbins & Myers, Inc.	800	18,560
#Robert Half International, Inc.	800	18,560
#Rockwell Automation, Inc.	2,200	90,090
Rockwell Collins, Inc.	1,800	90,684
#Rollins, Inc.	700	12,656
#Roper Industries, Inc.	1,300	65,715
*RSC Holdings, Inc.	1,100	7,414
*Rush Enterprises, Inc. Class A	600	6,552
#Ryder System, Inc.	1,500	60,825
*Sauer-Danfoss, Inc.	1,100	7,920
Schawk, Inc.	600	5,892
#*School Specialty, Inc.	400	8,900
*Shaw Group, Inc.	2,000	51,320
Simpson Manufacturing Co., Inc.	800	18,712
SkyWest, Inc.	400	5,588
*SL Industries, Inc.	100	820
Southwest Airlines Co.	6,400	53,760
#*Spirit AeroSystems Holdings, Inc. Class A	2,200	35,024
#SPX Corp.	500	26,390
*Standard Parking Corp.	200	3,520
Standard Register Co.	600	2,862
Standex International Corp.	300	5,274
#*Stanley, Inc.	200	5,650
Steelcase, Inc. Class A	2,550	14,714
#*Stericycle, Inc.	500	26,185
*Sterling Construction Co., Inc.	200	3,226
#Sun Hydraulics, Inc.	400	7,624
#*SunPower Corp. Class A	200	4,962
#*SunPower Corp. Class B	956	20,707
*Sykes Enterprises, Inc.	948	22,506
#TAL International Group, Inc.	500	5,930
*Taser International, Inc.	900	3,681
*Team, Inc.	400	6,492
*Tecumseh Products Co. Class A	200	2,090
*Teledyne Technologies, Inc.	600	20,496
Tennant Co.	400	10,664
*Terex Corp.	2,500	50,550
*Tetra Tech, Inc.	1,400	36,022
#Textainer Group Holdings, Ltd.	1,000	15,060
#Textron, Inc.	800	14,224
*Thomas & Betts Corp.	1,200	41,052

1191

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Timken Co.	2,500	$55,075
Titan International, Inc.	499	4,192
#*Titan Machinery, Inc.	400	4,292
#Toro Co.	700	25,914
*Trailer Bridge, Inc.	100	402
*TransDigm Group, Inc.	700	27,426
*TRC Cos., Inc.	500	1,585
*Trex Co., Inc.	400	6,364
*Trimas Corp.	600	2,700
#Trinity Industries, Inc.	700	11,816
Triumph Group, Inc.	400	18,724
*TrueBlue, Inc.	1,000	12,100
*Tutor Perini Corp.	1,100	19,415
Twin Disc, Inc.	200	1,878
*UAL Corp.	1,600	10,416
*Ultralife Corp.	200	732
United Parcel Service, Inc.	2,800	150,304
*United Rentals, Inc.	1,400	13,286
*United Stationers, Inc.	800	37,712
United Technologies Corp.	8,300	510,035
Universal Forest Products, Inc.	500	17,840
Universal Truckload Services, Inc.	200	3,288
*UQM Technologies, Inc.	500	2,350
*URS Corp.	1,300	50,518
#*US Airways Group, Inc.	900	2,754
*USA Truck, Inc.	200	2,246
#*USG Corp.	3,400	44,676
#UTI Worldwide, Inc.	1,500	18,705
#Valmont Industries, Inc.	501	36,207
Viad Corp.	300	5,250
*Vicor Corp.	600	4,092
*Volt Information Sciences, Inc.	500	4,055
VSE Corp.	200	8,758
#W.W. Grainger, Inc.	200	18,746
Wabtec Corp.	900	33,084
*Waste Connections, Inc.	1,300	40,859
*Waste Services, Inc.	900	5,904
Watsco, Inc. Class A	500	25,610
Watson Wyatt Worldwide, Inc.	500	21,790
Watts Water Technologies, Inc.	600	16,950
*WCA Waste Corp.	110	441
Werner Enterprises, Inc.	1,100	20,625
*WESCO International, Inc.	900	23,004
Woodward Governor Co.	1,200	28,212

Total Industrials		10,787,182

Information Technology — (13.4%)
*3Com Corp.	14,200	72,988
#*3PAR, Inc.	700	6,587
*Accenture, Ltd.	3,300	122,364
#*ACI Worldwide, Inc.	600	9,654
*Acme Packet, Inc.	1,300	12,727
*ActivIdentity Corp.	1,000	2,270
*Activision Blizzard, Inc.	4,300	46,569
*Actuate Corp.	700	3,507
*Acxiom Corp.	900	10,332
*Adaptec, Inc.	3,000	9,570
#*ADC Telecommunications, Inc.	2,800	18,172
*Adobe Systems, Inc.	3,350	110,349
#Adtran, Inc.	1,600	36,864
*Advanced Analogic Technologies, Inc.	1,000	3,150

1192

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Advanced Micro Devices, Inc.	15,900	$73,140
#*Advent Software, Inc.	200	7,644
*Agilent Technologies, Inc.	3,400	84,116
*Airvana, Inc.	900	5,499
*Alliance Data Systems Corp.	200	10,996
Altera Corp.	2,000	39,580
#*Amdocs, Ltd.	3,100	78,120
American Software, Inc. Class A	400	2,600
#*Amkor Technology, Inc.	1,800	9,918
Amphenol Corp.	900	36,108
*Amtech Systems, Inc.	200	1,080
*Anadigics, Inc.	1,300	4,173
Analog Devices, Inc.	1,600	41,008
*Anaren, Inc.	300	4,386
#*Anixter International, Inc.	800	33,480
#*Ansys, Inc.	400	16,232
*Apple, Inc.	3,500	659,750
Applied Materials, Inc.	11,500	140,300
*Applied Micro Circuits Corp.	1,600	12,512
*ArcSight, Inc.	200	4,944
#*Ariba, Inc.	1,500	17,730
#*Arris Group, Inc.	2,200	22,572
*Arrow Electronics, Inc.	1,500	38,010
*Art Technology Group, Inc.	2,200	9,064
*Aruba Networks, Inc.	1,400	10,948
#*Atheros Communications, Inc.	1,000	24,620
*Atmel Corp.	7,100	26,412
#*ATMI, Inc.	300	4,545
*Avid Technology, Inc.	950	11,998
*Avnet, Inc.	2,600	64,428
*Avocent Corp.	1,100	27,357
AVX Corp.	4,000	45,280
*Aware, Inc.	500	1,170
Bel Fuse, Inc. Class B	200	3,620
*Benchmark Electronics, Inc.	1,500	25,200
*BigBand Networks, Inc.	1,000	3,700
Black Box Corp.	200	5,302
Blackbaud, Inc.	300	6,657
*Blackboard, Inc.	400	14,188
*Blue Coat Systems, Inc.	600	13,368
*BMC Software, Inc.	500	18,580
*Bottomline Technologies, Inc.	500	7,340
*Brightpoint, Inc.	1,200	8,844
Broadridge Financial Solutions, Inc.	1,400	29,134
*Brocade Communications Systems, Inc.	5,500	47,190
CA, Inc.	500	10,460
#*CACI International, Inc. Class A	700	33,334
*Cadence Design Systems, Inc.	1,300	7,943
*CalAmp Corp.	700	2,177
*California Micro Devices Corp.	700	2,093
*Callidus Software, Inc.	400	1,220
*Cascade Microtech, Inc.	300	1,620
*Checkpoint Systems, Inc.	1,000	13,570
*Chordiant Software, Inc.	600	2,088
*Ciber, Inc.	100	322
*Cisco Sytems, Inc.	39,930	912,400
*Cogent, Inc.	1,500	14,475
#Cognex Corp.	1,000	16,090
*Cognizant Technology Solutions Corp.	600	23,190
#*Coherent, Inc.	600	15,078
#*CommScope, Inc.	2,300	62,146

1193

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Communications Systems, Inc.	100	$1,098
*CommVault Systems, Inc.	300	5,910
*Compellent Technologies, Inc.	300	5,502
*comScore, Inc.	400	6,132
*Comtech Telecommunications Corp.	400	12,848
*Comverge, Inc.	500	5,705
#*Concur Technologies, Inc.	600	21,384
#*Constant Contact, Inc.	200	3,314
*CPI International, Inc.	300	2,970
*Cray, Inc.	500	3,730
#*Cree, Inc.	1,300	54,730
*CSG Systems International, Inc.	200	3,268
#*CyberSource Corp.	900	14,742
#*Cymer, Inc.	400	13,696
*Cypress Semiconductor Corp.	4,200	35,406
Daktronics, Inc.	600	4,512
*DDi Corp.	400	1,620
#*DealerTrack Holdings, Inc.	600	9,888
*Dell, Inc.	17,100	247,779
*Deltek, Inc.	600	4,290
*DemandTec, Inc.	300	2,637
*DG FastChannel, Inc.	400	8,388
*Dice Holdings, Inc.	800	4,808
Diebold, Inc.	1,100	33,264
*Digi International, Inc.	500	3,975
#*Digimarc Corp.	88	1,232
*Digital River, Inc.	400	9,132
#*Diodes, Inc.	600	9,828
*DivX, Inc.	600	2,886
*Dolby Laboratories, Inc.	200	8,388
*Double-Take Software, Inc.	300	2,781
*DST Systems, Inc.	600	25,026
#*DTS, Inc.	300	8,475
*Dynamics Research Corp.	300	3,843
EarthLink, Inc.	1,900	15,390
*eBay, Inc.	5,000	111,350
#*Echelon Corp.	700	9,555
*EchoStar Corp.	900	16,344
Electro Rent Corp.	500	5,355
*Electronics for Imaging, Inc.	1,200	13,992
*EMC Corp.	13,700	225,639
*EMS Technologies, Inc.	300	5,229
*Emulex Corp.	1,300	13,130
*Entegris, Inc.	3,000	11,280
*Entropic Communications, Inc.	1,100	2,893
*Epicor Software Corp.	900	6,948
#*EPIQ Systems, Inc.	400	5,044
*ePlus, Inc.	200	3,008
#*Equinix, Inc.	400	34,128
*Euronet Worldwide, Inc.	700	16,555
*ExlService Holdings, Inc.	300	4,083
*Extreme Networks	1,200	2,388
*F5 Networks, Inc.	1,000	44,890
FactSet Research Systems, Inc.	304	19,471
#Fair Isaac Corp.	700	14,231
*Fairchild Semiconductor Corp. Class A	3,100	23,188
*FalconStor Software, Inc.	800	2,664
*Faro Technologies, Inc.	400	6,184
#*FEI Co.	500	11,905
Fidelity National Information Services, Inc.	2,430	52,877
#*Finisar Corp.	400	2,980

1194

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*FLIR Systems, Inc.	950	$26,420
*Forrester Research, Inc.	300	7,599
*Gartner Group, Inc.	800	14,896
*Gerber Scientific, Inc.	400	1,848
#*Global Cash Access, Inc.	1,200	7,596
Global Payments, Inc.	200	9,846
*Globecomm Systems, Inc.	300	2,028
*Google, Inc.	800	428,896
#*GSI Commerce, Inc.	400	7,588
*GSI Technology, Inc.	600	2,166
*Hackett Group, Inc.	800	2,496
*Harmonic, Inc.	1,900	9,975
Harris Corp.	1,100	45,892
*Harris Stratex Networks, Inc. Class A	873	5,500
Heartland Payment Systems, Inc.	500	6,145
*Hewitt Associates, Inc. Class A	300	10,656
Hewlett-Packard Co.	20,800	987,168
*Hittite Microwave Corp.	200	7,360
*Hughes Communications, Inc.	400	9,328
*Hutchinson Technology, Inc.	600	3,492
*Hypercom Corp.	500	1,425
*I.D. Systems, Inc.	300	1,095
#*i2 Technologies, Inc.	200	3,148
*IAC/InterActiveCorp.	1,000	18,940
*ICx Technologies, Inc.	203	1,025
*iGATE Corp.	600	5,298
*Ikanos Communications, Inc.	353	611
*Imation Corp.	800	7,056
*Immersion Corp.	300	1,101
#*Infinera Corp.	1,400	10,402
*infoGROUP, Inc.	800	5,248
#*Informatica Corp.	500	10,615
*InfoSpace, Inc.	500	4,285
*Ingram Micro, Inc.	2,300	40,595
*Innodata Isogen, Inc.	400	2,592
*Insight Enterprises, Inc.	900	9,468
*Integral Systems, Inc.	200	1,680
*Integrated Device Technology, Inc.	3,300	19,404
*Integrated Silicon Solution, Inc.	900	3,150
Intel Corp.	28,600	546,546
*Intellon Corp.	400	2,748
*Interactive Intelligence, Inc.	100	1,677
#*InterDigital, Inc.	400	8,224
*Intermec, Inc.	1,200	14,784
*Internap Network Services Corp.	800	2,560
International Business Machines Corp.	10,750	1,296,558
*International Rectifier Corp.	1,100	20,108
*Internet Brands, Inc.	900	6,696
*Internet Capital Group, Inc.	300	2,181
#Intersil Corp.	1,200	15,060
*Intevac, Inc.	300	3,060
*IPG Photonics Corp.	600	8,196
*Isilon Systems, Inc.	800	4,200
#*Itron, Inc.	800	48,032
*Ixia	1,000	6,650
*IXYS Corp.	800	5,360
#*j2 Global Communications, Inc.	300	6,135
Jack Henry & Associates, Inc.	900	20,763
*JDA Software Group, Inc.	600	11,904
*JDS Uniphase Corp.	4,700	26,273
*Juniper Networks, Inc.	2,800	71,428

1195

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Keithley Instruments, Inc.	300	$978
*Kenexa Corp.	400	5,040
*Knot, Inc. (The)	350	3,734
*Kulicke & Soffa Industries, Inc.	1,000	4,650
*KVH Industries, Inc.	300	3,150
*L-1 Identity Solutions, Inc.	2,100	12,411
#*Lam Research Corp.	1,200	40,464
*Lattice Semiconductor Corp.	2,500	4,775
*Lawson Software, Inc.	1,700	10,727
Lender Processing Services, Inc.	600	23,880
#*Lexmark International, Inc.	1,300	33,150
*Limelight Networks, Inc.	1,200	4,188
*Lionbridge Technologies, Inc.	700	1,463
*Liquidity Services, Inc.	500	4,810
*Littlefuse, Inc.	400	11,024
#*LoopNet, Inc.	600	5,238
*Loral Space & Communications, Inc.	400	10,568
*LSI Corp.	7,850	40,192
*LTX-Credence Corp.	700	938
#*Magma Design Automation, Inc.	1,000	2,150
#*Manhattan Associates, Inc.	300	6,885
*ManTech International Corp. Class A	300	13,158
Marchex, Inc. Class B	700	3,171
MasterCard, Inc. Class A	200	43,804
*Mattson Technology, Inc.	400	848
Maxim Integrated Products, Inc.	3,200	53,344
Maximus, Inc.	300	13,878
#*Maxwell Technologies, Inc.	400	7,172
*McAfee, Inc.	1,150	48,162
*Measurement Specialties, Inc.	200	1,542
*MEMSIC, Inc.	500	1,700
*Mentor Graphics Corp.	1,600	11,680
*Mercury Computer Systems, Inc.	600	6,420
#Micrel, Inc.	800	5,976
#Microchip Technology, Inc.	850	20,366
*Micron Technology, Inc.	13,624	92,507
*Micros Systems, Inc.	1,400	37,688
*Microsemi Corp.	800	10,648
Microsoft Corp.	51,455	1,426,847
*Microtune, Inc.	1,000	1,710
*MKS Instruments, Inc.	844	13,200
*ModusLink Global Solutions, Inc.	800	6,576
Molex, Inc. Class A	1,400	23,170
*MoneyGram International, Inc.	1,100	3,289
*Monotype Imaging Holdings, Inc.	500	3,760
#Motorola, Inc.	27,900	239,103
*Move, Inc.	1,600	3,280
MTS Systems Corp.	200	5,300
*Multi-Fineline Electronix, Inc.	400	10,900
*Nanometrics, Inc.	386	3,165
#National Instruments Corp.	1,403	37,460
#National Semiconductor Corp.	1,500	19,410
#*NCI, Inc.	100	2,691
*NetApp, Inc.	2,700	73,035
*Netezza Corp.	1,100	10,164
*NETGEAR, Inc.	800	14,584
*NetScout Systems, Inc.	700	8,603
*NetSuite, Inc.	500	6,985
*Network Equipment Technologies, Inc.	600	1,980
*NeuStar, Inc.	900	20,790
#*Novatel Wireless, Inc.	500	4,460

1196

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Novellus Systems, Inc.	1,000	$20,580
#*Nuance Communications, Inc.	1,700	22,287
*Nvidia Corp.	1,700	20,332
*Occam Networks, Inc.	500	1,490
*OmniVision Technologies, Inc.	800	9,808
#*ON Semiconductor Corp.	5,300	35,457
*Online Resources Corp.	500	2,625
*Openwave Systems, Inc.	900	2,043
*Oplink Communications, Inc.	600	8,898
OPNET Technologies, Inc.	400	4,360
*Opnext, Inc.	1,730	4,256
*ORBCOMM, Inc.	1,100	2,607
*OSI Systems, Inc.	300	5,889
#*Palm, Inc.	3,800	44,118
*PAR Technology Corp.	300	1,635
#*Parametric Technology Corp.	2,100	31,311
#*ParkerVision, Inc.	200	554
*PC Connection, Inc.	300	1,764
*PC Mall, Inc.	200	1,418
*PC-Tel, Inc.	326	1,910
Pegasystems, Inc.	300	8,601
*Perceptron, Inc.	200	674
*Perficient, Inc.	500	4,070
*Pericom Semiconductor Corp.	500	4,705
*Perot Systems Corp.	2,400	71,856
*Pervasive Software, Inc.	400	1,960
*Phoenix Technologies, Ltd.	300	702
Plantronics, Inc.	1,200	28,932
*PLATO Learning, Inc.	500	2,210
*Plexus Corp.	800	20,240
#*Polycom, Inc.	2,200	47,234
Power Integrations, Inc.	400	12,480
*Progress Software Corp.	400	9,240
*QLogic Corp.	2,200	38,588
QUALCOMM, Inc.	8,700	360,267
*Quest Software, Inc.	1,800	30,186
*Radiant Systems, Inc.	700	6,888
*RadiSys Corp.	600	5,106
*RealNetworks, Inc.	2,200	7,854
#*Red Hat, Inc.	600	15,486
Renaissance Learning, Inc.	200	1,816
#*RF Micro Devices, Inc.	3,800	15,124
Richardson Electronics, Ltd.	500	2,825
*RightNow Technologies, Inc.	200	3,052
*Rimage Corp.	100	1,840
*Riverbed Technology, Inc.	1,000	20,490
*Rofin-Sinar Technologies, Inc.	500	10,725
#*Rovi Corp.	1,600	44,080
*S1 Corp.	700	4,200
*Saba Software, Inc.	600	2,574
#*SAIC, Inc.	900	15,939
#*Salesforce.com, Inc.	900	51,075
#*Sandisk Corp.	3,900	79,872
*Sapient Corp.	1,700	13,838
*SAVVIS, Inc.	700	10,353
*ScanSource, Inc.	600	15,234
*SeaChange International, Inc.	600	4,062
*Seagate Technology LLC	5,600	78,120
*Semitool, Inc.	300	2,118
*ShoreTel, Inc.	600	3,942
*Silicon Graphics International Corp.	200	1,192

1197

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Silicon Laboratories, Inc.	826	$34,609
*Smart Modular Technologies (WWH), Inc.	900	3,654
*Smith Micro Software, Inc.	600	5,448
Solera Holdings, Inc.	1,200	38,664
*Sonic Solutions, Inc.	400	1,944
*SonicWALL, Inc.	900	7,146
*Sonus Networks, Inc.	2,900	5,568
*Sourcefire, Inc.	400	8,120
*SRA International, Inc.	800	15,008
*SRS Labs, Inc.	400	2,596
*Starent Networks Corp.	900	30,366
*StarTek, Inc.	200	1,160
*STEC, Inc.	900	19,188
#*Stratasys, Inc.	400	6,312
*SuccessFactors, Inc.	800	12,232
*Sun Microsystems, Inc.	11,900	97,342
*Super Micro Computer, Inc.	700	5,642
*Support.com, Inc.	1,000	2,400
*Switch & Data Facilities Co., Inc.	600	10,038
#*Sybase, Inc.	500	19,780
*Sycamore Networks, Inc.	5,800	16,530
*Symantec Corp.	6,600	116,028
*Symyx Technologies, Inc.	800	4,696
#*Synaptics, Inc.	300	6,750
*Synchronoss Technologies, Inc.	500	5,705
#*SYNNEX Corp.	500	12,865
*Synopsys, Inc.	1,000	22,000
Syntel, Inc.	200	7,166
#*Take-Two Interactive Software, Inc.	1,000	10,970
#*Taleo Corp. Class A	500	10,870
*Tech Data Corp.	1,100	42,273
Technitrol, Inc.	400	3,116
*TechTarget, Inc.	844	5,317
*TechTeam Global, Inc.	300	2,349
*Tekelec	1,100	16,522
*TeleCommunication Systems, Inc.	700	6,258
*TeleTech Holdings, Inc.	900	16,101
*Tellabs, Inc.	12,900	77,658
*Teradata Corp.	1,200	33,456
#*Teradyne, Inc.	3,500	29,295
*Terremark Worldwide, Inc.	400	2,556
#Texas Instruments, Inc.	6,000	140,700
TheStreet.com, Inc.	700	1,743
*THQ, Inc.	1,500	7,845
*TIBCO Software, Inc.	3,100	27,125
*Tier Technologies, Inc. Class B	400	3,272
*TiVo, Inc.	900	9,792
#*TNS, Inc.	400	11,304
*Trimble Navigation, Ltd.	1,600	33,552
*Triquint Semiconductor, Inc.	2,800	15,092
#*Tyler Technologies, Inc.	400	7,608
#*Ultimate Software Group, Inc.	300	7,653
*Ultratech, Inc.	500	6,460
*Unica Corp.	300	2,088
*Unisys Corp.	800	23,312
United Online, Inc.	1,300	10,400
#*Universal Display Corp.	500	5,680
#*UTStarcom, Inc.	2,300	4,163
#*ValueClick, Inc.	1,100	10,824
*VeriFone Holdings, Inc.	1,400	18,620
*Viasat, Inc.	500	14,575

1198

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Video Display Corp.	37	$181
*Virage Logic Corp.	500	2,950
#*VirnetX Holding Corp.	700	1,512
*Virtusa Corp.	504	4,526
#Visa, Inc.	1,700	128,792
*Vishay Intertechnology, Inc.	4,700	29,281
*VistaPrint NV	300	15,315
*VMware, Inc. Class A	500	19,215
*Vocus, Inc.	100	1,810
*Web.com Group, Inc.	400	2,816
#*WebMD Health Corp.	755	25,715
#*Websense, Inc.	738	11,852
*Western Digital Corp.	3,000	101,040
*Wright Express Corp.	500	13,955
#Xerox Corp.	22,290	167,621
#Xilinx, Inc.	1,900	41,325
*X-Rite, Inc.	1,700	3,400
*Yahoo!, Inc.	10,700	170,130
*Zebra Technologies Corp. Class A	1,200	30,000
*Zix Corp.	600	1,098
*Zygo Corp.	300	2,073

Total Information Technology		14,211,362

Materials — (4.2%)
A. Schulman, Inc.	500	8,685
A.M. Castle & Co.	600	6,762
*AEP Industries, Inc.	100	3,488
Air Products & Chemicals, Inc.	1,300	100,269
Airgas, Inc.	600	26,616
AK Steel Holding Corp.	1,700	26,979
#Albemarle Corp.	1,200	37,896
#Alcoa, Inc.	9,300	115,506
#Allegheny Technologies, Inc.	600	18,516
#AMCOL International Corp.	500	13,020
*American Pacific Corp.	200	1,416
AptarGroup, Inc.	1,100	38,841
*Arabian American Development Co.	500	1,290
Arch Chemicals, Inc.	200	5,538
Ashland, Inc.	1,965	67,871
*Balchem Corp.	356	9,822
#Ball Corp.	1,000	49,330
Bemis Co., Inc.	2,944	76,044
*Boise, Inc.	1,300	6,214
*Brush Engineered Materials, Inc.	400	7,380
*Buckeye Technologies, Inc.	1,500	13,440
*BWAY Holding Co.	500	8,885
Cabot Corp.	1,000	21,930
*Calgon Carbon Corp.	1,100	17,424
#Carpenter Technology Corp.	700	14,721
Celanese Corp. Class A	900	24,705
#*Century Aluminum Co.	800	6,936
CF Industries Holdings, Inc.	200	16,650
*Clearwater Paper Corp.	200	9,054
#Cliffs Natural Resources, Inc.	600	21,342
#*Coeur d’Alene Mines Corp.	1,200	24,096
Commercial Metals Co.	1,700	25,228
Compass Minerals International, Inc.	100	6,232
*Crown Holdings, Inc.	1,300	34,645
Cytec Industries, Inc.	900	29,853
Deltic Timber Corp.	200	8,500
#*Domtar Corp.	1,400	58,646

1199

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Dow Chemical Co.	7,200	$169,056
du Pont (E.I.) de Nemours & Co.	7,500	238,650
#Eagle Materials, Inc.	1,100	27,335
Eastman Chemical Co.	1,000	52,510
Ecolab, Inc.	2,000	87,920
*Ferro Corp.	600	3,678
*Flotek Industries, Inc.	200	322
FMC Corp.	600	30,660
Freeport-McMoRan Copper & Gold, Inc. Class B	300	22,008
*General Moly, Inc.	1,200	2,640
#*Georgia Gulf Corp.	300	4,311
*Graphic Packaging Holding Co.	7,700	17,633
Greif, Inc. Class A	400	21,408
H.B. Fuller Co.	1,200	22,932
#Hawkins, Inc.	200	4,204
*Haynes International, Inc.	300	8,496
*Headwaters, Inc.	1,000	4,120
#*Hecla Mining Co.	3,000	12,330
*Horsehead Holding Corp.	800	7,624
Huntsman Corp.	6,200	49,290
*ICO, Inc.	700	2,688
Innophos Holdings, Inc.	200	3,870
*Innospec, Inc.	500	5,910
International Flavors & Fragrances, Inc.	400	15,236
International Paper Co.	8,700	194,097
Kaiser Aluminum Corp.	100	3,995
*KapStone Paper & Packaging Corp.	1,000	6,940
KMG Chemicals, Inc.	300	3,690
#*Kronos Worldwide, Inc.	600	8,022
*Landec Corp.	600	3,924
#*Louisiana-Pacific Corp.	2,900	15,225
*LSB Industries, Inc.	300	3,720
Lubrizol Corp.	1,100	73,216
Martin Marietta Materials, Inc.	300	24,996
MeadWestavco Corp.	4,700	107,301
*Mercer International, Inc.	400	856
Minerals Technologies, Inc.	400	19,704
Monsanto Co.	1,800	120,924
Myers Industries, Inc.	800	7,016
Nalco Holding Co.	1,700	35,955
Neenah Paper, Inc.	600	6,210
#NewMarket Corp.	200	18,700
Newmont Mining Corp.	1,750	76,055
NL Industries, Inc.	800	4,960
Nucor Corp.	1,700	67,745
#Olin Corp.	2,000	30,540
#Olympic Steel, Inc.	300	7,590
*OM Group, Inc.	700	18,914
*Omnova Solutions, Inc.	400	2,564
*Owens-Illinois, Inc.	1,300	41,444
#P.H. Glatfelter Co.	900	9,513
#Packaging Corp. of America	1,400	25,592
#*Pactiv Corp.	2,400	55,416
*Penford Corp.	200	1,180
*PolyOne Corp.	600	3,348
#PPG Industries, Inc.	1,700	95,931
Praxair, Inc.	2,000	158,880
Quaker Chemical Corp.	400	8,240
Reliance Steel & Aluminum Co.	1,900	69,312
Rock-Tenn Co. Class A	1,000	43,800
#*Rockwood Holdings, Inc.	1,600	31,808

1200

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Royal Gold, Inc.	900	$39,753
RPM International, Inc.	1,000	17,620
*RTI International Metals, Inc.	200	4,142
Schnitzer Steel Industries, Inc. Class A	500	21,620
Schweitzer-Maudoit International, Inc.	300	15,495
#Scotts Miracle-Gro Co. Class A (The)	800	32,496
Sealed Air Corp.	3,500	67,305
*Senomyx, Inc.	500	1,920
Sensient Technologies Corp.	300	7,587
#Sigma-Aldrich Corp.	1,400	72,702
Silgan Holdings, Inc.	600	32,250
#*Solitario Exploration & Royalty Corp.	100	190
*Solutia, Inc.	2,100	23,100
Sonoco Products Co.	600	16,050
#Southern Copper Corp.	3,600	113,400
*Spartech Corp.	1,000	9,570
#Steel Dynamics, Inc.	2,900	38,831
Stepan Co.	100	5,724
#*Stillwater Mining Co.	2,300	14,260
*Synalloy Corp.	300	2,712
#Temple-Inland, Inc.	3,600	55,620
Terra Industries, Inc.	200	6,354
Texas Industries, Inc.	700	23,303
#*Titanium Metals Corp.	3,800	32,680
*U.S. Concrete, Inc.	500	805
*U.S. Gold Corp.	2,000	5,400
*United States Lime & Minerals, Inc.	200	7,014
#United States Steel Corp.	2,600	89,674
Valhi, Inc.	900	8,451
#Valspar Corp.	3,400	86,258
#Vulcan Materials Co.	1,600	73,648
*Wausau Paper Corp.	800	7,016
Westlake Chemical Corp.	500	12,145
#Weyerhaeuser Co.	5,500	199,870
#Worthington Industries, Inc.	2,700	29,835
*WR Grace & Co.	600	13,134
#Zep, Inc.	200	3,420
#*Zoltek Cos., Inc.	700	6,237

Total Materials		4,383,515

Telecommunication Services — (1.4%)
*AboveNet, Inc.	400	19,360
Alaska Communications Systems Group, Inc.	600	4,668
*American Tower Corp.	2,750	101,255
*Arbinet Corp.	500	1,095
AT&T, Inc.	8,200	210,494
Atlantic Tele-Network, Inc.	400	18,336
#*Cbeyond, Inc.	600	8,010
#*Centennial Communications Corp.	2,800	23,688
#CenturyTel, Inc.	2,170	70,438
*Cincinnati Bell, Inc.	5,900	18,172
#*Cogent Communications Group, Inc.	700	7,091
#Consolidated Communications Holdings, Inc.	600	8,292
*Crown Castle International Corp.	2,500	75,550
D&E Communications, Inc.	600	6,720
Frontier Communications Corp.	7,800	55,926
*General Communications, Inc. Class A	1,400	8,610
#*Global Crossing, Ltd.	1,400	15,960
HickoryTech Corp.	380	3,424
*iBasis, Inc.	1,600	3,600
#Iowa Telecommunications Services, Inc.	900	10,593

1201

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#*iPCS, Inc.	400	$9,548
#*Leap Wireless International, Inc.	1,800	23,796
#*MetroPCS Communications, Inc.	3,100	19,313
*Neutral Tandem, Inc.	500	10,545
*NII Holdings, Inc.	1,200	32,316
#NTELOS Holdings Corp.	300	4,530
*PAETEC Holding Corp.	3,400	11,016
*Premiere Global Services, Inc.	1,800	13,446
#Qwest Communications International, Inc.	15,100	54,209
#*SBA Communications Corp.	1,300	36,673
#*Shenandoah Telecommunications Co.	500	8,345
#*Sprint Nextel Corp.	34,400	101,824
*SureWest Communications	300	2,646
*Syniverse Holdings, Inc.	1,800	30,834
Telephone & Data Systems, Inc.	1,000	29,620
Telephone & Data Systems, Inc. Special Shares	1,100	30,360
*tw telecom, inc.	3,200	40,320
*United States Cellular Corp.	1,000	36,610
*USA Mobility, Inc.	700	7,630
Verizon Communications, Inc.	8,750	258,912
*Virgin Mobile USA, Inc.	900	3,600
Windstream Corp.	3,100	29,884

Total Telecommunication Services		1,467,259

Utilities — (3.2%)
*AES Corp.	2,300	30,061
AGL Resources, Inc.	1,600	55,936
Allegheny Energy, Inc.	700	15,974
ALLETE, Inc.	800	27,080
Alliant Energy Corp.	1,000	26,560
#Ameren Corp.	1,050	25,557
American Electric Power Co., Inc.	2,200	66,484
American States Water Co.	400	13,260
Aqua America, Inc.	2,150	33,217
Artesian Resources Corp.	200	3,242
Atmos Energy Corp.	1,700	47,345
#Avista Corp.	1,400	26,544
#Black Hills Corp.	800	19,496
#*Cadiz, Inc.	200	2,138
California Water Service Group	200	7,314
*Calpine Corp.	11,500	129,260
CenterPoint Energy, Inc.	2,550	32,130
Central Vermont Public Service Corp.	300	5,817
#CH Energy Group, Inc.	100	4,141
Chesapeake Utilities Corp.	181	5,734
#Cleco Corp.	1,400	34,650
#CMS Energy Corp.	4,200	55,860
Connecticut Water Services, Inc.	200	4,460
#Consolidated Edison, Inc.	2,100	85,428
Constellation Energy Group, Inc.	1,700	52,564
#Dominion Resources, Inc.	1,400	47,726
DPL, Inc.	1,800	45,612
DTE Energy Co.	1,500	55,470
Edison International, Inc.	1,900	60,458
*El Paso Electric Co.	900	16,875
Empire District Electric Co.	800	14,448
Energen Corp.	700	30,716
Entergy Corp.	800	61,376
EQT Corp.	1,300	54,418
#Exelon Corp.	1,800	84,528
FirstEnergy Corp.	1,600	69,248

1202

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
FPL Group, Inc.	3,600	$176,760
Great Plains Energy, Inc.	2,500	43,250
#Hawaiian Electric Industries, Inc.	1,200	21,420
IDACORP, Inc.	1,400	39,326
Integrys Energy Group, Inc.	600	20,760
ITC Holdings Corp.	1,000	44,420
Laclede Group, Inc.	500	15,355
MDU Resources Group, Inc.	1,600	33,200
#MGE Energy, Inc.	700	24,514
Middlesex Water Co.	200	3,078
#New Jersey Resources Corp.	1,100	38,720
#Nicor, Inc.	1,100	40,788
NiSource, Inc.	2,300	29,716
Northeast Utilities, Inc.	2,100	48,405
Northwest Natural Gas Co.	600	25,086
*NRG Energy, Inc.	3,100	71,269
NSTAR	1,600	49,520
NV Energy, Inc.	4,200	48,132
OGE Energy Corp.	1,400	46,508
Oneok, Inc.	900	32,589
#Ormat Technologies, Inc.	1,400	52,920
Pennichuck Corp.	100	2,267
Pepco Holdings, Inc.	1,600	23,888
PG&E Corp.	1,900	77,691
Piedmont Natural Gas Co.	1,400	32,592
Pinnacle West Capital Corp.	1,300	40,716
PNM Resources, Inc.	1,900	20,368
Portland General Electric Co.	2,200	40,898
Progress Energy, Inc.	1,000	37,530
*Public Service Enterprise Group, Inc.	4,800	143,040
Questar Corp.	4,200	167,328
#*RRI Energy, Inc.	8,600	45,322
Sempra Energy	1,400	72,030
#SJW Corp.	500	10,885
South Jersey Industries, Inc.	600	21,174
Southern Co.	4,400	137,236
Southwest Gas Corp.	900	22,491
Southwest Water Co.	300	1,671
#TECO Energy, Inc.	3,300	47,322
UGI Corp.	900	21,492
#UIL Holdings Corp.	400	10,272
Unisource Energy Corp.	1,000	28,880
Unitil Corp.	200	4,138
Westar Energy, Inc.	800	15,320
WGL Holdings, Inc.	1,500	49,590
#Wisconsin Energy Corp.	1,000	43,670
#Xcel Energy, Inc.	1,000	18,840
York Water Co.	100	1,399

Total Utilities		3,394,913

TOTAL COMMON STOCKS		84,782,265

1203

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	311,348	$311,348

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund LP	20,512,194	20,512,194
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $119,779 FNMA 7.000%, 10/01/38, valued at $107,376) to be repurchased at $104,249	$104	104,248

TOTAL SECURITIES LENDING COLLATERAL		20,616,442

TOTAL INVESTMENTS — (100.0%) (Cost $107,901,735)		$105,710,055

See accompanying Notes to Financial Statements.

1204

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (87.0%)
AUSTRALIA — (6.1%)
Adelaide Brighton, Ltd.	6,885	$17,322
AGL Energy, Ltd.	3,834	47,523
Alesco Corp., Ltd.	1,171	5,249
Amcor, Ltd.	23,143	119,175
AMP, Ltd.	7,018	36,978
Ansell, Ltd.	1,106	10,219
APA Group, Ltd.	3,669	10,380
*Aquila Resources, Ltd.	708	4,738
*Arrow Energy, Ltd.	5,580	20,166
*Asciano Group, Ltd.	44,796	59,982
ASX, Ltd.	332	10,009
*Austar United Communications, Ltd.	12,000	13,914
Australia & New Zealand Banking Group, Ltd.	9,752	198,903
Australian Infrastructure Fund	2,676	4,221
Australian Worldwide Exploration, Ltd.	5,136	11,773
#AWB, Ltd.	10,783	11,774
AXA Asia Pacific Holdings, Ltd.	8,121	30,400
Bank of Queensland, Ltd.	6,102	66,799
Beach Petroleum, Ltd.	14,092	9,885
Bendigo Bank, Ltd.	3,487	28,259
#BHP Billiton, Ltd. Sponsored ADR	6,500	426,270
BlueScope Steel, Ltd.	28,774	76,255
*Boart Longyear Group, Ltd.	12,727	3,067
#Boral, Ltd.	16,993	86,676
Bradken, Ltd.	1,159	6,374
Brambles, Ltd.	6,693	42,195
Brickworks, Ltd.	3,268	38,078
*Caltex Australia, Ltd.	834	7,562
Campbell Brothers, Ltd. (6161729)	462	11,916
*Campbell Brothers, Ltd. (B4TK967)	77	2,009
#*Centamin Egypt, Ltd.	8,932	18,315
Centennial Coal Co., Ltd.	4,405	12,302
#*Coal of Africa, Ltd.	2,428	4,012
Coca-Cola Amatil, Ltd.	2,860	27,191
#Cochlear, Ltd.	202	11,575
Commonwealth Bank of Australia	2,691	124,355
Computershare, Ltd.	1,340	13,009
ConnectEast Group, Ltd.	42,923	15,208
Crane Group, Ltd.	682	5,496
Crown, Ltd.	5,061	36,839
CSR, Ltd. (6238645)	15,568	26,478
CSR, Ltd. (B58VXV1)	2,724	4,720
David Jones, Ltd.	17,592	83,342
Downer EDI, Ltd.	8,836	67,263
#DUET Group, Ltd.	9,081	13,739
#*Extract Resources, Ltd.	4,606	34,156
#Fairfax Media, Ltd.	35,570	50,408
Flight Centre, Ltd.	572	8,627
*Fortescue Metals Group, Ltd.	2,335	7,818
Foster’s Group, Ltd.	12,095	59,317
Goodman Fielder, Ltd.	40,900	58,669
*Graincorp, Ltd. Series A	7,936	49,340
Gunns, Ltd.	26,718	24,075
Harvey Norman Holdings, Ltd.	15,501	54,916
Hastie Group, Ltd.	17,874	30,151
Healthscope, Ltd.	9,276	39,367
*Iluka Resources, Ltd.	2,389	7,401
*Incitec Pivot, Ltd.	18,319	42,732

1205

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Infigen Energy, Ltd.	28,218	$35,947
Insurance Australia Group, Ltd.	14,994	50,438
IOOF Holdings, Ltd.	1,186	5,556
#JB Hi-Fi, Ltd.	845	15,540
*Kagara, Ltd.	4,074	3,591
*Karoon Gas Australia, Ltd.	2,678	18,137
#Leighton Holdings, Ltd.	408	12,956
Lend Lease Corp., Ltd.	10,168	84,284
*Lihir Gold, Ltd.	14,904	40,765
Macarthur Coal, Ltd.	1,093	8,187
#Macquarie Group, Ltd.	2,881	126,176
MAP Group, Ltd. (6543628)	22,151	56,345
*MAP Group, Ltd. (B4VSBX0)	2,013	5,200
Metcash, Ltd.	14,734	61,947
*Minara Resources, Ltd.	1,630	1,259
*Mirabela Nickel, Ltd.	10,293	24,744
Monadelphous Group, Ltd.	2,341	27,808
*Mount Gibson Iron, Ltd.	5,247	5,543
*Murchison Metals, Ltd.	3,368	4,233
National Australia Bank, Ltd.	6,296	166,351
Navitas, Ltd.	8,561	28,500
New Hope Corp., Ltd.	4,695	17,510
Newcrest Mining, Ltd.	1,336	38,403
*Nufarm, Ltd.	4,096	41,867
Oil Search, Ltd.	10,501	54,462
OneSteel, Ltd.	21,138	57,389
Orica, Ltd.	1,823	38,671
Origin Energy, Ltd.	5,303	76,039
*OZ Minerals, Ltd.	6,923	7,239
*Pacific Brands, Ltd.	11,725	13,653
*PanAust, Ltd.	13,720	5,607
Panoramic Resources, Ltd.	2,242	4,603
*Paperlinx, Ltd.	4,881	2,373
Perpetual Trustees Australia, Ltd.	226	7,531
Platinum Asset Mangement, Ltd.	7,171	36,212
Premier Investments, Ltd.	4,799	35,122
Primary Health Care, Ltd.	2,276	12,381
Qantas Airways, Ltd.	7,636	18,987
QBE Insurance Group, Ltd.	1,882	37,901
#Ramsay Health Care, Ltd.	3,891	36,805
Rio Tinto, Ltd.	3,678	203,874
#*Riversdale Mining, Ltd.	1,288	6,100
#Santos, Ltd.	1,908	25,433
#Seek, Ltd.	7,288	39,176
Seven Network, Ltd.	1,067	6,152
Sigma Pharmaceuticals, Ltd.	12,951	10,841
#*Silex System, Ltd.	1,574	8,948
#Sims Metal Management, Ltd.	2,097	36,971
*Sino Gold Mining, Ltd.	2,334	13,701
Sonic Healthcare, Ltd.	4,890	61,050
SP Ausnet, Ltd.	49,967	39,267
Spark Infrastructure Group, Ltd.	21,748	23,580
Spotless Group, Ltd.	14,263	32,076
Straits Resources, Ltd.	4,268	6,025
Tatts Group, Ltd.	11,097	24,571
Telstra Corp., Ltd.	18,156	53,953
#Ten Network Holdings, Ltd.	5,327	7,272
Toll Holdings, Ltd.	3,336	25,287
Tower Australia Group, Ltd.	3,754	9,896
Transfield Services, Ltd.	13,204	49,785
#Transurban Group, Ltd.	2,048	8,309

1206

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
United Group, Ltd.	1,415	$17,018
*Virgin Blue Holdings, Ltd.	23,199	10,322
Washington H. Soul Pattinson & Co., Ltd.	4,788	57,311
Wesfarmers, Ltd.	7,651	190,917
#West Australian Newspapers Holdings, Ltd.	1,209	8,042
Westpac Banking Corp.	3,266	76,335
Westpac Banking Corp. Sponsored ADR	2,200	257,884
Woodside Petroleum, Ltd.	1,681	70,510
Woolworths, Ltd.	4,294	109,909

TOTAL AUSTRALIA		5,165,669

AUSTRIA — (0.4%)
Andritz AG	195	10,739
*BWIN Interactive Entertainment AG	192	9,280
#Erste Group Bank AG	560	22,514
EVN AG	325	6,143
#*Intercell AG	265	10,238
Mayr-Melnhof Karton AG	100	9,421
#Oesterreichischen Elektrizitaetswirtschafts AG	256	11,492
Oesterreichischen Post AG	700	20,430
OMV AG	1,381	56,909
#Schoeller-Bleckmann Oilfield Equipment AG	196	9,136
Strabag SE	1,331	40,922
Telekom Austria AG	1,834	30,043
Uniqa Versicherungen AG	385	7,587
#Vienna Insurance Group AG	289	16,284
Voestalpine AG	845	28,894
*Wienerberger AG	1,936	34,973
*Zumtobel AG	366	6,327

TOTAL AUSTRIA		331,332

BELGIUM — (0.7%)
Ackermans & van Haaren NV	653	47,271
*Agfa-Gevaert NV	1,144	6,891
Anheuser-Busch InBev NV	1,681	78,923
#Banque Nationale de Belgique SA	3	15,165
Bekaert SA	20	2,572
#Belgacom SA	833	31,199
#Colruyt SA	39	9,280
Compagnie d’Entreprises CFE	155	8,824
*Dexia SA	5,466	45,433
D’Ieteren SA	30	10,875
Elia System Operator SA/NV	717	28,953
Euronav SA	274	5,342
*KBC Groep NV	2,524	108,044
Mobistar SA	202	13,877
*Nyrstar NV	2,526	29,444
Omega Pharma SA	168	8,263
Solvay SA	451	44,287
*Telenet Group Holding NV	466	12,420
Tessenderlo Chemie NV	237	8,683
#UCB SA	773	33,000
#Umicore SA	1,744	52,971

TOTAL BELGIUM		601,717

CANADA — (5.8%)
AGF Management, Ltd. Class B	854	12,723
*Alamos Gold, Inc.	2,800	22,358
Alimentation Couche-Taro, Inc. Class B	1,600	28,080
Astral Media, Inc. Class A	500	14,805

1207

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Bank of Montreal	1,500	$69,396
Bank of Nova Scotia	1,600	66,910
Barrick Gold Corp.	2,800	100,816
BCE, Inc.	2,677	64,052
Biovail Corp.	800	10,794
*Birchcliff Energy, Ltd.	1,100	7,441
Bombardier, Inc. Class B	9,300	37,731
CAE, Inc.	908	7,074
Cameco Corp.	900	25,086
Canada Bread Co., Ltd.	200	8,456
Canadian Imperial Bank of Commerce	913	52,314
Canadian National Resources, Ltd.	2,300	149,259
#Canadian Tire Corp. Class A	900	45,489
Canadian Utilities, Ltd. Class A	1,100	39,169
Canadian Western Bank	500	9,879
*Canfor Corp.	1,300	7,269
CCL Industries, Inc. Class B	400	8,303
*Celestica, Inc.	1,800	14,839
*Celtic Exploration, Ltd.	600	10,813
*CGI Group, Inc.	4,800	58,644
#CI Financial Corp.	2,000	35,285
Cogeco Cable, Inc.	300	8,589
*Compton Petroleum Corp.	900	915
*Connacher Oil & Gas, Ltd.	3,200	2,928
Corus Entertainment, Inc. Class B	700	11,509
#Crescent Point Energy Corp.	481	16,359
*Crew Gold Corp.	712	165
#*Daylight Resources Trust	765	6,123
*Denison Mines Corp.	1,700	2,592
Dorel Industries, Inc. Class B	400	10,732
*Eastern Platinum, Ltd.	4,100	2,728
*Eldorado Gold Corp.	4,100	45,697
Emera, Inc.	500	10,180
Empire Co., Ltd. Class A	300	11,919
Enbridge, Inc.	1,628	63,327
EnCana Corp.	3,556	197,181
Ensign Energy Services, Inc.	3,200	45,898
*Equinox Minerals, Ltd.	17,303	58,207
*Euro Goldfields, Ltd.	1,700	9,584
*Fairborne Energy, Ltd.	900	3,701
Finning International, Inc.	2,600	38,349
First Quantum Minerals, Ltd.	600	41,044
*FNX Mining Co., Inc.	600	5,584
Fortis, Inc.	2,600	60,792
Franco-Nevada Corp.	1,200	29,832
*Fronteer Development Group, Inc.	1,300	4,950
*Galleon Energy, Inc. Class A	1,400	7,039
Gerdau Ameristeel Corp.	1,400	9,523
Goldcorp, Inc.	3,180	116,908
*Golden Star Resources, Ltd.	2,800	8,720
*Great Canadian Gaming Corp.	900	6,255
Groupe Aeroplan, Inc.	2,600	22,250
Home Capital Group, Inc.	300	10,120
*HudBay Minerals, Inc.	6,400	82,865
Husky Energy, Inc.	1,200	31,607
IAMGOLD Corp.	8,900	118,031
IESI-BFC, Ltd.	438	5,627
IGM Financial, Inc.	700	24,939
Imperial Oil, Ltd.	800	30,091
Industrial Alliance Insurance & Financial Services, Inc.	1,000	25,674
Inmet Mining Corp.	1,200	63,590

1208

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Intact Financial Corp.	1,500	$45,608
Jean Coutu Group (PJC), Inc. Class A (The)	1,000	8,151
Kingsway Financial Services, Inc.	800	3,039
Kinross Gold Corp.	349	6,483
Laurentian Bank of Canada	300	10,960
Loblaw Cos., Ltd.	600	16,557
*Lundin Mining Corp.	2,100	8,442
*MacDonald Dettweiler & Associates, Ltd.	1,700	57,973
Manitoba Telecom Services, Inc.	300	8,708
Maple Leaf Foods, Inc.	300	3,108
*MDS, Inc.	800	6,329
Methanex Corp.	1,000	17,245
Metro, Inc. Class A	1,400	43,667
Mullen Group, Ltd.	2,000	28,927
National Bank of Canada	500	26,057
Nexen, Inc.	4,327	93,094
Niko Resources, Ltd.	600	48,574
*Northgate Minerals Corp.	3,300	8,448
*Nuvista Energy, Ltd.	2,200	23,361
*Open Text Corp.	400	14,935
*OPTI Canada, Inc.	1,800	3,161
#*Osisko Mining Corp.	5,600	37,780
*Pan Amer Silver Corp.	1,500	31,731
Pason Systems, Inc.	700	7,343
#*PetroBakken Energy, Ltd.	1,261	36,391
#*Petrobank Energy & Resources, Ltd.	1,400	61,250
Potash Corp. of Saskatchewan, Inc.	700	65,281
Progress Energy Resources Corp.	3,300	42,209
*Quadra Mining, Ltd.	500	6,968
Quebecor, Inc. Class B	400	8,173
Reitmans Canada, Ltd.	700	10,571
*Research In Motion, Ltd.	100	5,898
#Ritchie Brothers Auctioneers, Inc.	600	13,214
*RONA, Inc.	800	10,950
#Royal Bank of Canada	4,927	249,526
#Russel Metals, Inc.	900	13,150
Savanna Energy Services Corp.	700	4,651
Shaw Communictions, Inc. Class B	600	10,674
ShawCor, Ltd.	400	10,410
Sherritt International Corp.	2,300	14,752
#*Shore Gold, Inc.	2,500	2,079
*Silver Standard Resources, Inc.	300	5,623
*Silver Wheaton Corp.	1,400	17,596
Silvercorp Metals, Inc.	1,200	6,199
*Sino-Forest Corp.	4,400	61,931
*Stantec, Inc.	400	9,667
Sun Life Financial, Inc.	2,900	80,215
Suncor Energy, Inc.	8,075	268,060
#Superior Plus Corp.	2,600	29,579
Talisman Energy, Inc.	12,900	220,077
*Teck Resources, Ltd. Class B	4,600	133,530
Telus Corp.	300	9,424
#*Thompson Creek Metals Co., Inc.	4,800	48,486
Thomson Reuters Corp.	2,676	85,124
*Tim Hortons, Inc.	1,300	37,208
#*Timminco, Ltd.	600	1,020
Toromont Industries, Ltd.	400	9,153
#Toronto Dominion Bank	4,200	239,412
Torstar Corp. Class B	1,400	9,976
TransAlta Corp.	3,200	59,709
Transcontinental, Inc. Class A	600	7,203

1209

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Trican Well Service, Ltd.	800	$9,360
Trinidad Drilling, Ltd.	4,200	27,442
*Uranium One, Inc.	4,000	11,349
*UTS Energy Corp.	13,660	25,753
#*Viterra, Inc.	9,155	87,146
West Fraser Timber Co., Ltd.	300	7,236
Yamana Gold, Inc.	7,300	77,449

TOTAL CANADA		4,869,864

DENMARK — (0.6%)
Alk-Abello A.S.	90	7,641
#Coloplast A.S.	150	12,248
D/S Norden A.S.	884	33,126
Danisco A.S.	857	53,445
*Danske Bank A.S.	2,885	66,259
*DSV A.S.	700	10,880
#*Genmab A.S.	400	10,448
#*GN Store Nord A.S.	7,896	44,332
#*Greentech Energy Systems A.S.	600	2,982
Jeudan A.S.	90	7,943
*Jyske Bank A.S.	1,250	46,655
#*NKT Holding A.S.	250	14,185
Novo-Nordisk A.S. Series B	100	6,213
#Novo-Nordisk A.S. Sponsored ADR	1,600	99,440
Novozymes A.S. Series B	436	39,882
#Rockwool International A.S.	90	7,612
SimCorp A.S.	50	9,626
*Spar Nord Bank A.S.	600	7,201
*Sydbank A.S.	620	15,164
Torm A.S. ADR	400	4,240
Trygvesta A.S.	149	10,736
*Vestas Wind Systems A.S.	315	22,093

TOTAL DENMARK		532,351

FINLAND — (1.3%)
Ahlstrom Oyj	250	3,429
Alma Media Oyj	1,118	11,152
Cargotec Oyj Series B	286	6,126
*Finnair Oyj	1,214	6,903
Fiskars Oyj Abp Series A	175	2,476
#Fortum Oyj	3,290	77,870
Huhtamaki Oyj	632	8,543
KCI Konecranes Oyj	433	11,556
Kemira Oyj	1,394	22,104
Kesko Oyj	1,170	38,937
Kone Oyj Series B	766	28,599
Lassila & Tikanoja Oyj	682	15,251
*Metso Corp. Oyj	3,140	87,683
#Neste Oil Oyj	3,500	61,904
Nokia Oyj	1,588	20,058
Nokia Oyj Sponsored ADR	13,629	171,862
Nokian Renkaat Oyj	253	5,399
Orion Oyj Series A	463	8,844
Orion Oyj Series B	482	9,159
Outokumpu Oyj Series A	824	13,625
Outotec Oyj	108	3,416
Pohjola Bank P.L.C.	1,079	11,990
#Poyry Oyj	706	10,446
*Ramirent Oyj	548	5,451
Rautaruukki Oyj Series K	1,100	22,422
#Ruukki Group Oyj	1,697	5,439

1210

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Sampo Oyj	5,291	$126,641
#Sanoma Oyj	1,130	20,860
#Stockmann Oyj Abp Series B	275	7,045
Stora Enso Oyj Series R	10,857	82,176
Tieto Oyj	806	16,097
UPM-Kymmene Oyj	8,399	100,800
#Wartsila Corp. Oyj Series B	2,136	77,325
#Yit Oyj	373	7,204

TOTAL FINLAND		1,108,792

FRANCE — (7.6%)
Accor SA	1,270	60,820
#Aeroports de Paris SA	558	42,355
#*Air France-KLM SA	2,858	43,818
#Air Liquide SA	1,045	112,547
*Alcatel-Lucent SA	28,475	106,637
Alstom SA	687	47,601
#*Altran Technologies SA	1,385	6,666
April Group SA	128	4,800
Arkema SA	452	17,255
*Atos Origin SA	1,623	75,983
#AXA SA Sponsored ADR	5,800	143,840
Beneteau SA	1,571	24,580
bioMerieux SA	95	10,544
BNP Paribas SA	3,877	292,070
*Bongrain SA	97	7,317
#Bourbon SA	1,065	44,284
Bouygues SA	1,944	91,547
Bureau Veritas SA	617	33,973
Capgemini SA	1,725	79,913
Carbone Lorraine SA	178	6,099
Carrefour SA	2,782	119,411
Christian Dior SA	599	59,737
#Cie Generale D’Optique Essilor Intenational SA	1,550	86,786
Ciments Francais SA	106	11,552
CNP Assurances SA	345	33,338
#Compagnie de Saint-Gobain SA	3,361	163,781
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	2,800	55,552
Compagnie Generale des Establissements Michelin SA Series B	1,303	96,522
Credit Agricole SA	8,423	161,344
Danone SA	1,553	93,295
Dassault Systemes SA ADR	500	29,025
#Derichebourg SA	1,159	5,690
EDF Energies Nouvelles SA	145	7,740
Eiffage SA	375	20,428
Electricite de France SA	673	37,510
#Eramet SA	14	4,360
Establissements Maurel et Prom SA	579	11,640
Euler Hermes SA	231	18,338
#European Aeronautic Defence & Space Co. EADS NV	1,656	31,009
Eutelsat Communications SA	1,645	52,286
#Fimalac SA	138	7,192
#France Telecom SA Sponsored ADR	5,900	148,798
#*GDF Suez SA	3,656	152,848
#*Gemalto NV	1,658	69,682
*Groupe Eurotunnel SA	2,120	20,957
#Groupe Steria SCA	808	24,139
Guyenne et Gascogne SA	72	7,197
Havas SA	2,322	8,825
#Iliad SA	292	31,617
Imerys SA	712	39,026

1211

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Ingenico SA	988	$24,387
Ipsen SA	668	34,036
Ipsos SA	347	10,624
#*JC Decaux SA	773	15,629
#Lafarge SA	1,801	146,187
Lagardere SCA	2,391	108,024
#Legrand SA	2,260	61,306
#L’Oreal SA	1,496	152,961
#LVMH Moet Hennessy Louis Vuitton SA	773	80,045
M6 Metropole Television SA	468	11,273
*Manitou BF SA	331	4,808
*Natixis SA	19,483	109,447
Neopost SA	99	8,664
#Nexans SA	676	47,735
Nexity SA	235	8,742
#Orpea SA	167	7,524
PagesJaunes SA	2,821	34,566
#Pernod-Ricard SA	1,455	121,212
#*Peugeot SA	3,314	107,951
Pierre & Vacances SA	107	8,818
PPR SA	910	99,175
#Publicis Groupe SA	518	19,683
Rallye SA	68	2,309
#Remy Cointreau SA	170	8,208
*Renault SA	925	41,394
*Rexel SA	4,160	55,514
*Rhodia SA	501	7,382
#Rubis SA	116	10,650
Safran SA	2,541	40,993
#Sanofi - Aventis SA ADR	4,280	158,018
Schneider Electric SA	2,315	240,734
SCOR SE	3,042	77,422
SEB SA	180	10,018
Sechilienne SA	158	6,387
SES SA	2,870	62,186
Societe BIC SA	594	41,226
Societe Generale Paris SA	3,864	256,646
#Societe Television Francaise 1 SA	2,666	41,858
#Sodexo SA	186	10,622
Sperian Protection SA	50	3,566
STMicroelectronics NV	7,387	59,282
STMicroelectronics NV ADR	4,375	34,825
Suez Environnement SA	1,367	30,378
Technip SA	1,581	99,189
Teleperformance SA	1,201	38,560
Thales SA	871	42,202
#*Theolia SA	382	2,168
#Total SA	1,709	102,267
Total SA Sponsored ADR	5,325	319,873
*UbiSoft Entertainment SA	1,168	18,407
*Valeo SA	289	7,845
Vallourec SA	693	109,112
Veolia Environnement SA	985	32,179
#Vinci SA	2,585	134,906
Vivendi SA	8,670	240,526
#Zodiac Aerospace SA	203	6,847

TOTAL FRANCE		6,438,770

GERMANY — (4.9%)
*Aareal Bank AG	322	6,963
#Adidas-Salomon AG	789	36,531

1212

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Aixtron AG	817	$24,416
Allianz SE	1,837	210,429
Allianz SE Sponsored ADR	10,000	113,500
#Aurubis AG	245	9,718
BASF AG	2,320	124,870
Bauer AG	98	3,884
Bayer AG	1,088	75,198
Bayerische Motoren Werke AG	3,701	181,047
Bilfinger Berger AG	1,177	75,358
Celesio AG	648	16,018
#*Commerzbank AG	6,601	68,800
Daimler AG (5529027)	2,654	128,231
Daimler AG (D1668R123)	700	33,761
Demag Cranes AG	197	6,743
#Deutsche Bank AG (5750355)	2,420	175,816
Deutsche Bank AG (D18190898)	810	58,020
Deutsche Boerse AG	448	36,304
Deutsche Lufthansa AG	2,403	37,106
Deutsche Post AG	3,149	53,273
#*Deutsche Postbank AG	1,524	47,238
Deutsche Telekom AG	12,457	169,588
Deutsche Telekom AG Sponsored ADR	6,800	92,072
*Deutsche Wohnen AG	966	10,707
*Deutz AG	1,039	4,872
Douglas Holding AG	193	8,581
E.ON AG	5,865	224,086
Fielmann AG	130	9,598
Fraport AG	1,100	51,790
#*Freenet AG	613	8,068
Fresenius SE(4352097)	503	25,058
#Fresenius SE(4568946)	412	23,935
GEA Group AG	2,838	53,638
Generali Deutschland Holding AG	563	52,963
Gerresheimer AG	299	8,691
GFK SE	415	13,026
Gildemeister AG	720	9,833
Hamburger Hafen und Logistik AG	806	31,402
#*Hannover Rueckversicherung AG	1,298	58,860
#*Heidelberger Druckmaschinen AG	399	2,932
Heidelberger Zement AG	207	12,336
Henkel AG & Co. KGaA	473	18,278
Hochtief AG	1,112	83,171
#*Infineon Technologies AG	3,620	16,354
*Infineon Technologies AG ADR	8,952	40,015
#K&S AG	821	44,816
*Kloeckner & Co. SE	1,463	31,776
Kontron AG	640	7,616
Krones AG	127	6,327
#*Kuka AG	336	4,815
#KWS Saat AG	54	8,982
Lanxess AG	920	28,922
Leoni AG	189	3,839
Linde AG	381	39,608
#MAN SE	1,113	90,620
#Medion AG	557	5,841
Metro AG	610	33,624
MTU Aero Engines Holding AG	936	42,395
Munchener Rueckversicherungs-Gesellschaft AG	929	146,980
MVV Energie AG	114	5,158
#*Nordex AG	320	5,242
#*Pfleiderer AG	423	4,265

1213

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Porsche Automobil Holding SE	901	$68,919
Praktiker Bau-und Heimwerkermaerkte Holding AG	1,393	16,940
Puma AG Rudolf Dassler Sport	53	16,221
#*Q-Cells SE	559	9,242
Rheinmetall AG	288	15,638
Rhoen-Klinikum AG	700	16,914
RWE AG	742	64,865
*Salzgitter AG	757	68,121
SAP AG	717	32,461
SAP AG Sponsored ADR	2,060	93,256
*SGL Carbon SE	273	10,327
#Siemens AG	434	39,079
Siemens AG Sponsored ADR	3,800	342,076
*Sky Deutschland AG	1,980	8,165
Software AG	147	13,105
#Solarworld AG	599	12,999
#Stada Arzneimittel AG	555	14,939
Suedzucker AG	979	20,236
#Symrise AG	851	15,380
#ThyssenKrupp AG	1,363	43,804
Tognum AG	1,706	26,073
#*TUI AG	4,115	28,501
*United Internet AG	2,950	38,237
Vossloh AG	35	3,449
Wacker Chemie AG	130	18,609
Wincor Nixdorf AG	165	9,650

TOTAL GERMANY		4,111,110

GREECE — (0.7%)
*Agricultural Bank of Greece S.A.	2,272	6,440
Alapis Holdings Industrial & Commercial S.A.	4,899	4,137
*Alpha Bank A.E.	1,803	34,762
Bank of Greece S.A.	135	10,207
Coca-Cola Hellenic Bottling Co. S.A.	2,274	59,267
Coca-Cola Hellenic Bottling Co. S.A. ADR	500	13,125
*EFG Eurobank Ergasias S.A.	4,480	70,958
EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	8,804
Fourlis Holdings S.A.	184	3,057
Hellenic Exchanges S.A.	754	10,724
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,400	11,872
Marfin Investment Group S.A.	13,676	54,491
Motor Oil (Hellas) Corinth Refineries S.A.	833	14,676
Mytilineos Holdings S.A.	611	5,253
*National Bank of Greece S.A.	4,511	164,924
National Bank of Greece S.A. ADR	4,590	33,369
*Piraeus Bank S.A.	1,328	22,890
Titan Cement Co. S.A.	1,093	37,776
*TT Hellenic Postbank S.A.	1,384	9,829

TOTAL GREECE		576,561

HONG KONG — (1.5%)
*Allied Properties, Ltd.	48,000	7,732
*Associated International Hotels, Ltd.	4,000	8,645
BOC Hong Kong (Holdings), Ltd.	5,500	12,633
C C Land Holdings, Ltd.	20,000	10,855
Cafe de Coral Holdings, Ltd.	14,000	30,268
*Cathay Pacific Airways, Ltd.	19,000	30,785
Cheung Kong Holdings, Ltd.	3,000	38,264
*Dah Sing Financial Holdings, Ltd.	1,600	9,033
Esprit Holdings, Ltd.	4,000	26,653
First Pacific Co., Ltd.	14,000	8,232

1214

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Foxconn International Holdings, Ltd.	48,000	$42,157
Great Eagle Holdings, Ltd.	4,168	10,888
Hang Lung Group, Ltd.	6,000	30,380
Hang Lung Properties, Ltd.	10,000	37,729
Hang Seng Bank, Ltd.	1,900	26,793
Henderson Land Development Co., Ltd.	4,000	28,304
Hong Kong & Shanghai Hotels, Ltd.	6,500	9,302
Hong Kong Electric Holdings, Ltd.	5,000	26,675
Hong Kong Exchanges & Clearing, Ltd.	2,300	40,428
Hutchison Whampoa, Ltd.	11,000	77,208
Industrial & Commercial Bank of China (Asia), Ltd.	20,346	47,261
Kerry Properties, Ltd.	4,500	25,176
Kowloon Development Co., Ltd.	7,000	7,460
Lee & Man Paper Manufacturing, Ltd.	4,400	8,700
Li & Fung, Ltd.	4,000	16,788
Lifestyle International Holdings, Ltd.	4,500	7,243
*Melco International Development, Ltd.	8,000	4,363
#*Mongolia Energy Corp., Ltd.	21,000	8,931
MTR Corp., Ltd.	10,000	35,546
New World Development Co., Ltd.	20,986	45,118
NWS Holdings, Ltd.	10,462	19,786
Pacific Basin Shipping, Ltd.	21,000	15,459
*Rexlot Holdings, Ltd.	100,000	8,797
Shangri-La Asia, Ltd.	22,000	42,092
Shun Tak Holdings, Ltd.	8,000	5,381
Sino Land Co., Ltd.	32,022	61,309
Sinotrans Shipping, Ltd.	56,500	25,374
*Star Cruises, Ltd.	96,000	22,158
Sun Hung Kai Properties, Ltd.	9,000	135,899
Television Broadcasts, Ltd.	2,000	9,426
Transport International Holdings, Ltd.	2,800	7,916
Vtech Holdings, Ltd.	5,000	41,671
Wharf Holdings, Ltd.	20,000	108,442
Wheelock & Co., Ltd.	6,000	19,353
Wheelock Properties, Ltd.	15,000	10,408

TOTAL HONG KONG		1,253,021

IRELAND — (0.3%)
*Allied Irish Banks P.L.C.	2,797	7,723
*Allied Irish Banks P.L.C. Sponsored ADR	2,100	11,739
*Anglo Irish Bank Corp. P.L.C.	5,570	1,779
*Bank of Ireland P.L.C.	6,147	15,419
*Bank of Ireland P.L.C. Sponsored ADR	300	3,087
C&C Group P.L.C.	1,711	6,316
CRH P.L.C.	3,054	74,887
CRH P.L.C. Sponsored ADR	1,200	29,676
DCC P.L.C.	432	11,379
*Dragon Oil P.L.C.	1,859	12,661
*Independent News & Media P.L.C.	4,334	1,278
Irish Life & Permanent P.L.C.	1,177	8,511
Kerry Group P.L.C.	1,797	53,260
*Kingspan Group P.L.C.	1,288	10,886
Paddy Power P.L.C.	352	11,261
United Drug P.L.C.	1,825	6,014

TOTAL IRELAND		265,876

ITALY — (2.1%)
A2A SpA	14,901	27,470
ACEA SpA	926	10,832
Ansaldo STS SpA	1,998	38,237
Assicurazioni Generali SpA	3,534	88,984

1215

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Atlantia SpA	1,323	$31,284
Azimut Holding SpA	1,156	13,948
Banca Carige SpA	17,605	49,629
Banca Monte Dei Paschi di Siena SpA	62,342	118,456
Banca Piccolo Credito Valtellinese Scarl SpA	2,483	22,818
Banca Popolare dell’Etruria e del Lazio Scarl	1,068	6,962
Banca Popolare di Milano Scarl	5,532	41,160
*Banco Popolare Scarl	6,451	56,041
Buzzi Unicem SpA	1,190	19,965
*C.I.R. SpA - Compagnie Industriali Riunite	3,568	8,028
*Credito Emiliano SpA	697	4,546
Davide Campari - Milano SpA	1,209	11,537
Enel SpA	17,042	101,405
Eni SpA	1,164	28,829
Eni SpA Sponsored ADR	600	29,748
ERG SpA	536	7,911
*Fastweb SpA	316	8,994
*Fiat SpA	1,487	22,138
Finmeccanica SpA	1,520	25,506
Fondiaria - SAI SpA	1,704	31,057
#*Gemina SpA	6,656	5,609
#Geox SpA	707	5,413
#*Gruppo Editoriale L’Espresso SpA	2,471	7,035
Hera SpA	4,615	10,204
Impregilo SpA	2,167	7,400
*Intesa Sanpaolo SpA	32,357	136,174
Iride SpA	3,033	5,596
Italcementi SpA	3,075	44,262
*Italmobiliare SpA	111	5,332
Mediaset SpA	5,201	33,774
Milano Assicurazioni SpA	5,077	16,705
Parmalat SpA	30,565	84,711
*Pirelli & Co. SpA	24,238	13,619
Prysmian SpA	2,180	38,331
Saipem SpA	1,032	30,449
Saras SpA	3,128	10,157
Snam Rete Gas SpA	9,844	47,745
Societa Iniziative Autostradali e Servizi SpA	314	2,780
*Societe Cattolica di Assicurazoni Scrl SpA	1,002	32,115
Telecom Italia SpA Sponsored ADR	6,120	97,063
Tenaris SA ADR	1,300	46,306
Tod’s SpA	601	41,432
*UniCredito SpA	56,338	188,744
#Unione di Banche Italiane ScpA	6,265	89,488
*Unipol Gruppo Finanziario SpA	5,663	8,211

TOTAL ITALY		1,814,140

JAPAN — (19.3%)
77 Bank, Ltd. (The)	5,000	28,775
Accordia Golf Co., Ltd.	37	34,355
Adeka Corp.	4,200	38,494
Advantest Corp. ADR	500	11,055
#*AEON Co., Ltd.	10,900	97,222
Aica Kogyo Co., Ltd.	2,900	27,744
Aichi Bank, Ltd. (The)	300	25,154
Aioi Insurance Co., Ltd.	3,000	13,207
Air Water, Inc.	1,000	11,787
Aisin Seiki Co., Ltd.	1,300	33,053
Ajinomoto Co., Inc.	7,000	65,699
Akita Bank, Ltd. (The)	3,000	11,710
Alfresa Holdings Corp.	600	25,941

1216

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Alps Electric Co., Ltd.	1,000	$6,242
Amada Co., Ltd.	6,000	36,707
Amano Corp.	3,100	26,683
Aomori Bank, Ltd. (The)	6,000	16,939
Aoyama Trading Co., Ltd.	1,700	27,243
*Aozora Bank, Ltd.	8,000	9,459
Arcs Co., Ltd.	1,600	23,505
Asahi Breweries, Ltd.	1,500	26,518
Asahi Glass Co., Ltd.	8,000	67,399
Asahi Kasei Corp.	9,000	44,596
*Asahi Tec Corp.	80,000	23,685
Asics Corp.	1,000	8,914
Astellas Pharma, Inc.	2,100	77,330
Autobacs Seven Co., Ltd.	900	30,354
Awa Bank, Ltd. (The)	3,000	15,630
Bank of Iwate, Ltd. (The)	200	11,850
Bank of Kyoto, Ltd. (The)	3,000	27,223
Bank of Nagoya, Ltd. (The)	2,000	7,900
Bank of Okinawa, Ltd. (The)	300	10,345
Bank of Saga, Ltd. (The)	8,000	27,227
Bank of the Ryukyus, Ltd.	1,800	19,361
Benesse Holdings, Inc.	500	22,047
Bridgestone Corp.	1,100	18,140
Canon Marketing Japan, Inc.	600	9,721
Canon, Inc. Sponsored ADR	4,900	184,534
Capcom Co., Ltd.	200	3,362
#Casio Computer Co., Ltd.	5,100	37,423
#Central Glass Co., Ltd.	7,000	28,195
Central Japan Railway Co.	2	13,325
Century Tokyo Leasing Corp.	2,300	25,693
Chiba Bank, Ltd. (The)	5,000	30,834
Chofu Seisakusho Co., Ltd.	1,400	27,675
Chubu Electric Power Co., Ltd.	3,600	80,374
Chugai Pharmaceutical Co., Ltd.	900	17,607
Chugoku Bank, Ltd. (The)	1,000	13,503
#Chugoku Electric Power Co., Ltd. (The)	1,500	30,356
Chukyo Bank, Ltd. (The)	8,000	21,943
Chuo Mitsui Trust Holdings, Inc.	7,000	25,563
Circle K Sunkus Co., Ltd.	1,500	20,591
Citizen Holdings Co., Ltd.	2,400	13,504
*CMK Corp.	2,600	18,436
#Coca-Cola West Co., Ltd.	2,100	39,008
Comsys Holdings Corp.	1,000	9,883
Cosmo Oil Co., Ltd.	16,000	42,030
#*CSK Holdings Corp.	600	2,259
Dai Nippon Printing Co., Ltd.	7,000	87,706
#Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	20,787
Daicel Chemical Industries, Ltd.	5,000	30,194
Daido Steel Co., Ltd.	2,000	6,807
#*Daiei, Inc. (The)	1,350	5,001
Daifuku Co., Ltd.	1,500	9,289
Daihatsu Motor Co., Ltd.	1,000	10,230
Daiichi Sankyo Co., Ltd.	2,500	48,839
Daikin Industries, Ltd.	1,100	37,285
#*Dainippon Screen Manufacturing Co., Ltd.	5,000	21,251
Daio Paper Corp.	1,000	8,386
#Daiseki Co., Ltd.	1,100	21,616
Daishi Bank, Ltd. (The)	4,000	14,571
Daiwa House Industry Co., Ltd.	8,000	85,468
Daiwa Securities Co., Ltd.	11,000	57,897
DCM Japan Holdings Co., Ltd.	1,300	8,408

1217

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Denso Corp.	3,400	$92,899
#Dentsu, Inc.	2,700	57,845
DIC Corp.	7,000	11,457
Disco Corp.	300	16,549
Don Quijote Co., Ltd.	600	16,035
Doutor Nichires Holdings Co., Ltd.	1,900	27,499
Dowa Holdings Co., Ltd.	10,000	58,383
*Duskin Co., Ltd.	1,300	23,433
East Japan Railway Co.	700	44,827
*Ebara Corp.	6,000	26,361
Edion Corp.	1,300	10,500
Ehime Bank, Ltd. (The)	8,000	21,763
Eisai Co., Ltd.	1,300	46,163
Eizo Nanao Corp.	1,100	26,119
Electric Power Development Co., Ltd.	1,000	30,833
*Elpida Memory, Inc.	3,100	40,502
Exedy Corp.	400	8,225
Ezaki Glico Co., Ltd.	1,000	10,904
FamilyMart Co., Ltd.	400	11,914
Fanuc, Ltd.	400	33,224
Fast Retailing Co., Ltd.	300	49,378
*Fuji Electric Holdings Co., Ltd.	9,000	16,724
*Fuji Fire & Marine Insurance Co., Ltd. (The)	6,000	6,869
*Fuji Heavy Industries, Ltd.	6,000	23,447
Fuji Oil Co., Ltd.	1,100	16,606
*Fuji Seal International, Inc.	1,300	26,281
#Fuji Soft, Inc.	600	10,379
FUJIFILM Holdings Corp.	1,000	28,429
Fujikura, Ltd.	11,000	53,038
Fujitsu, Ltd.	12,000	70,666
Fukui Bank, Ltd. (The)	3,000	9,957
Fukuoka Financial Group, Inc.	13,000	47,533
Fukuyama Transporting Co., Ltd.	7,000	36,396
#Funai Electric Co., Ltd.	900	41,991
Furukawa Electric Co., Ltd.	4,000	15,170
#Futaba Corp.	1,500	23,224
#*Futaba Industrial Co., Ltd.	500	2,617
Glory, Ltd.	500	11,002
Godo Steel, Ltd.	8,000	15,523
Goldcrest Co., Ltd.	1,060	32,176
GS Yuasa Corp.	5,000	43,066
Gunma Bank, Ltd. (The)	4,000	20,839
Gunze, Ltd.	7,000	27,574
#H2O Retailing Corp.	3,000	18,233
Hachijuni Bank, Ltd. (The)	5,000	29,581
Hakuhodo Dy Holdings, Inc.	200	10,045
Hamamatsu Photonics K.K.	1,700	42,351
Hankyu Hanshin Holdings, Inc.	5,000	22,274
Hanwa Co., Ltd.	3,000	10,476
#*Haseko Corp.	34,000	26,097
Heiwa Corp.	2,700	26,432
Heiwado Co., Ltd.	700	9,165
Higo Bank, Ltd. (The)	3,000	17,759
*Hino Motors, Ltd.	2,000	7,394
Hiroshima Bank, Ltd. (The)	3,000	11,512
Hisamitsu Pharmaceutical Co., Inc.	300	10,314
Hitachi Cable, Ltd.	3,000	7,990
Hitachi Chemical Co., Ltd.	3,300	65,514
#Hitachi Construction Machinery Co., Ltd.	1,700	39,620
Hitachi High-Technologies Corp.	2,100	34,784
Hitachi Koki Co., Ltd.	800	8,855

1218

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hitachi Metals, Ltd.	1,000	$9,541
Hitachi Transport System, Ltd.	1,100	14,428
#*Hitachi Zosen Corp.	9,000	11,722
*Hitachi, Ltd. Sponsored ADR	2,400	77,112
Hokkaido Electric Power Co., Inc.	1,600	30,806
Hokkoku Bank, Ltd. (The)	4,000	15,697
#Hokuetsu Kishu Paper Co., Ltd.	4,500	23,273
Hokuhoku Financial Group, Inc.	11,000	23,836
Hokuriku Electric Power Co., Inc.	500	11,399
Honda Motor Co., Ltd. Sponsored ADR	8,100	250,857
Horiba, Ltd.	300	7,254
#Hosiden Corp.	800	9,688
#House Foods Corp.	700	11,146
Hyakugo Bank, Ltd. (The)	2,000	9,565
Hyakujishi Bank, Ltd. (The)	2,000	8,242
Ibiden Co., Ltd.	800	28,642
#Idemitsu Kosan Co., Ltd.	400	29,333
Imperial Hotel, Ltd.	200	4,021
Inageya Co., Ltd.	2,000	20,804
*Iseki & Co., Ltd.	6,000	22,464
Isetan Mitsukoshi Holdings, Ltd.	3,100	29,710
*Isuzu Motors, Ltd.	14,000	29,601
ITO EN, LTD.	600	10,091
Itochu Corp.	7,000	44,246
#Itochu Techno-Solutions Corp.	400	10,995
Itoham Foods, Inc.	2,000	7,906
Iwatani International Corp.	9,000	26,939
Iyo Bank, Ltd. (The)	1,000	9,017
Izumi Co., Ltd.	700	8,443
Izumiya Co., Ltd.	4,000	20,628
#*J Front Retailing Co., Ltd.	9,000	42,661
Japan Airport Terminal Co., Ltd.	700	9,779
Japan Petroleum Exploration Co., Ltd.	300	14,979
Japan Steel Works, Ltd. (The)	1,000	11,028
Japan Tobacco, Inc.	21	58,916
Japan Wool Textile Co., Ltd. (The)	1,000	6,677
JFE Holdings, Inc.	700	22,802
Joyo Bank, Ltd. (The)	3,000	13,198
JS Group Corp.	2,000	32,641
JSR Corp.	2,800	54,610
JTEKT Corp.	4,100	43,312
Juroku Bank, Ltd.	8,000	28,621
*JVC Kenwood Holdings, Inc.	38,200	18,211
Kadokawa Holdings, Inc.	1,200	28,474
Kagome Co., Ltd.	1,500	28,534
Kagoshima Bank, Ltd. (The)	2,000	14,769
Kajima Corp.	7,000	16,389
Kaken Pharmaceutical Co., Ltd.	1,000	9,049
Kamigumi Co., Ltd.	4,000	30,046
Kaneka Corp.	2,000	13,020
Kansai Electric Power Co., Inc.	4,500	97,230
Kansai Paint Co., Ltd.	7,000	59,232
Kanto Auto Works, Ltd.	1,800	17,109
Kao Corp.	3,000	66,822
#Kawasaki Heavy Industries, Ltd.	14,000	34,983
#*Kawasaki Kisen Kaisha, Ltd.	9,000	32,793
*Kayaba Industry Co., Ltd.	3,000	8,670
KDDI Corp.	12	63,690
Keihan Electric Railway Co., Ltd.	7,000	29,470
Keihin Corp.	600	9,114
Keio Corp.	4,000	25,186

1219

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keiyo Bank, Ltd. (The)	7,000	$33,643
Kikkoman Corp.	4,000	46,295
Kinden Corp.	3,000	24,364
Kirin Holdings Co., Ltd.	6,000	97,939
Kissei Pharmaceutical Co., Ltd.	1,000	22,252
Kiyo Holdings, Inc.	9,000	10,785
Kobayashi Pharmaceutical Co., Ltd.	600	25,823
*Kobe Steel, Ltd.	13,000	23,625
#Koito Manufacturing Co., Ltd.	1,000	14,335
Kokuyo Co., Ltd.	1,500	13,094
Komatsu, Ltd.	5,000	97,475
Komeri Co., Ltd.	300	8,292
Komori Corp.	900	10,646
#Konami Corp. ADR	400	7,416
Konica Minolta Holdings, Inc.	7,000	65,756
#K’s Holdings Corp.	600	19,445
Kubota Corp. Sponsored ADR	1,000	38,410
Kurabo Industries, Ltd.	13,000	22,435
Kuraray Co., Ltd.	2,500	25,809
#Kureha Corp.	2,000	10,788
Kurita Water Industries, Ltd.	300	9,175
#Kyocera Corp. Sponsored ADR	1,000	83,470
Kyorin Co., Ltd.	2,000	31,986
Kyowa Exeo Corp.	2,000	18,318
Kyowa Hakko Kirin Co., Ltd.	4,000	46,236
Kyushu Electric Power Co., Inc.	1,400	28,585
Lawson, Inc.	500	22,354
Leopalace21 Corp.	2,100	11,363
Life Corp.	1,500	26,302
Lintec Corp.	700	12,395
Lion Corp.	5,000	24,932
Mabuchi Motor Co., Ltd.	400	19,141
Maeda Corp.	7,000	19,250
Maeda Road Construction Co., Ltd.	1,000	8,151
*Makino Milling Machine Co., Ltd.	7,000	27,359
Makita Corp.	1,200	39,768
Marubeni Corp.	22,000	108,847
Maruha Nichiro Holdings, Inc.	6,000	8,802
Maruichi Steel Tube, Ltd.	400	7,464
Marusan Securities Co., Ltd.	3,900	23,170
Max Co., Ltd.	2,000	20,552
Mazda Motor Corp.	21,000	47,394
*Megmilk Snow Brand Co., Ltd.	600	11,831
#Meidensha Corp.	4,000	20,042
*Meiji Holdings Co., Ltd.	1,134	46,187
Meitec Corp.	300	5,058
Minebea Co., Ltd.	10,000	41,914
Miraca Holdings, Inc.	600	19,404
Misumi Group, Inc.	500	8,533
Mitsubishi Chemical Holdings Corp.	9,500	35,277
Mitsubishi Corp.	5,800	122,962
*Mitsubishi Electric Corp.	8,000	60,855
Mitsubishi Estate Co., Ltd.	6,000	90,629
*Mitsubishi Gas Chemical Co., Inc.	2,000	9,225
Mitsubishi Heavy Industries, Ltd.	16,000	56,577
*Mitsubishi Materials Corp.	13,000	34,280
#*Mitsubishi Motors Corp.	13,000	19,231
Mitsubishi Paper Mills, Ltd.	11,000	14,161
Mitsubishi Rayon Co., Ltd.	9,000	31,088
Mitsubishi Tanabe Pharma Corp.	4,000	51,067
#Mitsubishi UFJ Financial Group, Inc.	21,100	112,387

1220

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc. ADR	23,612	$125,380
*Mitsui & Co., Ltd. Sponsored ADR	473	123,600
#Mitsui Chemicals, Inc.	10,000	34,343
#Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	54,376
Mitsui Fudosan Co., Ltd.	3,000	48,540
*Mitsui O.S.K. Lines, Ltd.	10,000	58,065
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,000	23,278
Mitsumi Electric Co., Ltd.	2,400	48,413
Miura Co., Ltd.	400	11,170
Miyazaki Bank, Ltd. (The)	7,000	31,969
Mizuho Financial Group, Inc.	37,700	74,361
*Mizuho Investors Securities Co., Ltd.	9,000	9,183
Mizuho Securities Co., Ltd.	9,000	31,060
*Mizuho Trust & Banking Co., Ltd.	10,000	9,529
Mizuno Corp.	6,000	27,659
Mochida Pharmaceutical Co., Ltd.	2,000	20,643
Mori Seiki Co., Ltd.	700	7,569
Morinaga & Co., Ltd.	11,000	23,407
Morinaga Milk Industry Co., Ltd.	4,000	18,663
Murata Manufacturing Co., Ltd.	1,100	53,671
Musashino Bank, Ltd.	400	11,433
#Nabtesco Corp.	1,000	11,513
Nagase & Co., Ltd.	2,000	24,326
Nagoya Railroad Co., Ltd.	8,000	24,298
Nanto Bank, Ltd. (The)	3,000	16,284
#*NEC Corp.	31,000	88,113
*NEC Electronics Corp.	400	2,966
Net One Systems Co., Ltd.	16	20,975
NGK Insulators, Ltd.	1,000	22,430
NGK Spark Plug Co., Ltd.	3,000	34,000
#Nichicon Corp.	1,300	12,996
Nichirei Corp.	7,000	26,001
Nidec Corp. ADR	2,800	58,744
Nifco, Inc.	500	10,232
Nihon Kohden Corp.	1,800	30,129
Nihon Parkerizing Co., Ltd.	1,000	11,856
Nihon Unisys, Ltd.	2,600	22,158
Nikon Corp.	1,000	18,638
Nintendo Co., Ltd.	200	50,165
Nippo Corp.	3,000	23,143
*Nippon Chemi-Con Corp.	6,000	22,201
Nippon Electric Glass Co., Ltd.	1,000	10,768
Nippon Flour Mills Co., Ltd.	2,000	10,163
Nippon Kayaku Co., Ltd.	2,000	17,892
Nippon Konpo Unyu Soko Co., Ltd.	1,000	10,862
*Nippon Light Metal Co., Ltd.	7,000	6,162
Nippon Meat Packers, Inc.	3,000	35,175
Nippon Mining Holdings, Inc.	9,000	40,151
Nippon Oil Corp.	16,000	78,844
#Nippon Paint Co., Ltd.	3,000	18,007
Nippon Paper Group, Inc.	1,800	47,768
Nippon Sheet Glass Co., Ltd.	7,000	20,626
Nippon Shinyaku Co., Ltd.	1,000	13,832
Nippon Shokubai Co., Ltd.	2,000	16,810
Nippon Signal Co., Ltd.	2,700	24,418
Nippon Soda Co., Ltd.	8,000	32,206
Nippon Steel Corp.	7,000	26,705
Nippon Suisan Kaisha, Ltd.	2,700	7,738
Nippon Telegraph & Telephone Corp. ADR	4,800	98,592
Nippon Yakin Kogyo Co., Ltd.	2,000	9,705
*Nippon Yusen K.K.	8,000	29,531

1221

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nipponkoa Insurance Co., Ltd.	8,000	$43,557
Nipro Corp.	1,000	21,588
Nishimatsu Construction Co., Ltd.	4,000	6,082
Nishimatsuya Chain Co., Ltd.	2,600	26,040
Nishi-Nippon Bank, Ltd.	11,000	27,212
Nishi-Nippon Railroad Co., Ltd.	3,000	11,404
*Nissan Motor Co., Ltd.	9,000	65,125
Nissan Shatai Co., Ltd.	1,000	8,429
Nissay Dowa General Insurance Co., Ltd.	2,000	8,877
Nissha Printing Co., Ltd.	500	23,721
Nisshin Oillio Group, Ltd. (The)	2,000	10,539
Nisshin Seifun Group, Inc.	1,000	13,340
Nisshin Steel Co., Ltd.	3,000	5,007
Nisshinbo Holdings, Inc.	1,000	9,829
Nissin Foods Holdings Co., Ltd.	300	10,586
Nissin Kogyo Co., Ltd.	700	10,417
Nitori Co., Ltd.	200	16,265
Nitto Boseki Co., Ltd.	14,000	25,289
Nitto Denko Corp.	1,900	57,380
NOF Corp.	2,000	9,071
NOK Corp.	3,900	51,746
Nomura Holdings, Inc.	2,500	17,621
#Nomura Holdings, Inc. ADR	11,000	77,220
Nomura Real Estate Holdings, Inc.	400	6,368
#Nomura Research Institute, Ltd.	1,200	25,949
NSK, Ltd.	11,000	63,907
NTN Corp.	5,000	18,880
#NTT Data Corp.	5	14,387
NTT DoCoMo, Inc. Sponsored ADR	3,800	54,758
Obayashi Corp.	4,000	15,105
Obic Co., Ltd.	60	10,145
#Odakyu Electric Railway Co., Ltd.	2,000	16,292
Ogaki Kyoritsu Bank, Ltd. (The)	2,000	6,852
Oiles Corp.	1,500	24,610
Oita Bank, Ltd. (The)	2,000	8,123
Oji Paper Co., Ltd.	6,000	26,111
Okasan Securities Group, Inc.	2,000	9,452
*Oki Electric Industry Co., Ltd.	12,000	10,826
Okinawa Electric Power Co., Ltd.	200	10,772
#OKUMA Corp.	2,000	9,698
Okumura Corp.	7,000	24,386
Olympus Corp.	2,000	62,426
Omron Corp.	2,800	46,876
Ono Pharmaceutical Co., Ltd.	300	14,210
Osaka Gas Co., Ltd.	14,000	46,858
OSG Corp.	1,100	10,819
Otsuka Corp.	600	31,641
#Pacific Metals Co., Ltd.	2,000	15,028
PanaHome Corp.	5,000	31,310
Panasonic Corp. Sponsored ADR	13,800	196,926
Panasonic Electric Works Co., Ltd.	4,000	50,492
Parco Co., Ltd.	900	7,879
*Pioneer Electronic Corp.	1,000	2,478
Q.P. Corp.	3,500	40,367
Rengo Co., Ltd.	3,000	16,840
#Ricoh Co., Ltd.	9,000	122,312
Rinnai Corp.	600	26,365
Rohm Co., Ltd.	500	33,158
Rohto Pharmaceutical Co., Ltd.	1,000	12,787
*Ryobi, Ltd.	9,000	23,294
Ryohin Keikaku Co., Ltd.	725	32,632

1222

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ryosan Co., Ltd.	500	$11,939
Saibu Gas Co., Ltd.	4,000	11,442
#Sakata Seed Corp.	1,800	28,144
*Sanden Corp.	2,000	5,771
San-in Godo Bank, Ltd. (The)	2,000	17,390
Sanki Engineering Co., Ltd.	3,000	22,034
Sankyu, Inc.	8,000	35,080
#*Sanyo Electric Co., Ltd.	5,000	12,393
Sapporo Hokuyo Holdings, Inc.	8,000	27,005
Sapporo Holdings, Ltd.	2,000	10,443
Sawai Pharmaceutical Co., Ltd.	500	28,434
#SBI Holdings, Inc.	266	48,877
Secom Co., Ltd.	1,100	51,323
Sega Sammy Holdings, Inc.	2,000	28,397
Seiko Epson Corp.	2,300	35,555
Sekisui Chemical Co., Ltd.	7,000	42,340
Sekisui House, Ltd.	6,000	51,886
Seven & I Holdings Co., Ltd.	3,800	83,191
#Sharp Corp.	9,000	96,025
Shiga Bank, Ltd.	6,000	37,223
Shikoku Bank, Ltd.	3,000	10,124
Shikoku Electric Power Co., Inc.	900	25,325
#Shima Seiki Manufacturing Co., Ltd.	300	6,121
Shimachu Co., Ltd.	600	14,185
Shimadzu Corp.	7,000	48,476
#Shimizu Corp.	2,000	7,669
Shin-Etsu Chemical Co., Ltd.	1,800	95,456
#*Shinsei Bank, Ltd.	5,000	6,523
Shionogi & Co., Ltd.	1,000	21,572
#Shizuoka Bank, Ltd.	3,000	29,808
Shizuoka Gas Co., Ltd.	3,000	23,143
Showa Denko K.K.	9,000	17,323
Showa Shell Sekiyu K.K.	2,300	22,653
SKY Perfect JSAT Holdings, Inc.	27	12,346
SMC Corp.	300	34,261
#Softbank Corp.	1,400	32,989
Sohgo Security Services Co., Ltd.	800	9,259
Sojitz Corp.	23,800	43,939
Sompo Japan Insurance, Inc.	10,000	58,479
Sony Corp. Sponsored ADR	9,426	277,030
Sony Financial Holdings, Inc.	3	8,609
Sotetsu Holdings, Inc.	3,000	12,916
Square Enix Holdings Co., Ltd.	300	7,468
Star Micronics Co., Ltd.	700	5,756
Sumco Corp.	1,800	34,350
Sumisho Computer Systems Corp.	1,600	25,337
Sumitomo Chemical Co., Ltd.	10,000	39,843
Sumitomo Corp.	5,700	55,334
Sumitomo Electric Industries, Ltd.	8,100	98,292
Sumitomo Forestry Co., Ltd.	1,300	9,960
*Sumitomo Heavy Industries, Ltd.	6,000	27,222
Sumitomo Metal Industries, Ltd.	3,000	7,664
Sumitomo Metal Mining Co., Ltd.	8,000	126,517
Sumitomo Mitsui Financial Group, Inc.	1,600	54,384
#Sumitomo Osaka Cement Co., Ltd.	11,000	19,269
Sumitomo Rubber Industries, Ltd.	1,400	12,906
Sumitomo Trust & Banking Co., Ltd.	13,000	67,730
Sumitomo Warehouse Co., Ltd.	3,000	13,218
Suruga Bank, Ltd.	1,000	9,035
Suzuken Co., Ltd.	300	10,617
Suzuki Motor Corp.	1,500	36,294

1223

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sysmex Corp.	700	$31,280
T&D Holdings, Inc.	900	23,251
Tadano, Ltd.	1,000	4,735
*Taiheiyo Cement Corp.	5,000	5,805
Taisei Corp.	19,000	37,287
Taisho Pharmaceutical Co., Ltd.	1,000	18,227
Taiyo Nippon Sanso Corp.	2,000	22,211
Taiyo Yuden Co., Ltd.	2,000	22,503
Takara Holdings, Inc.	4,000	24,477
Takara Standard Co., Ltd.	5,000	28,839
Takasago Thermal Engineering Co., Ltd.	3,000	23,818
#Takashimaya Co., Ltd.	8,000	53,940
*Takata Corp.	1,000	18,658
Takeda Pharmaceutical Co., Ltd.	1,100	43,993
TDK Corp. Sponsored ADR	1,200	68,820
Teijin, Ltd.	9,000	26,451
Terumo Corp.	300	15,790
THK Co., Ltd.	1,700	29,376
Toagosei Co., Ltd.	3,000	10,494
Tochigi Bank, Ltd.	5,000	22,916
Toei Co., Ltd.	6,000	33,786
#Toho Bank, Ltd.	3,000	9,991
Toho Co., Ltd.	1,500	22,545
Toho Gas Co., Ltd.	4,000	20,743
Toho Zinc Co., Ltd.	5,000	24,895
Tohuku Electric Power Co., Inc.	1,900	39,019
Tokai Carbon Co., Ltd.	8,000	38,615
Tokai Rika Co., Ltd.	400	8,261
Tokai Rubber Industries, Ltd.	2,800	33,031
Tokai Tokyo Financial Holdings, Inc.	7,000	22,686
Tokio Marine Holdings, Inc.	2,500	63,926
Tokuyama Corp.	2,000	12,567
#Tokyo Dome Corp.	2,000	6,279
Tokyo Electric Power Co., Ltd.	4,300	105,698
Tokyo Electron, Ltd.	1,200	67,508
Tokyo Gas Co., Ltd.	11,000	43,576
Tokyo Ohka Kogyo Co., Ltd.	500	9,633
*Tokyo Seimitsu Co., Ltd.	700	8,791
#Tokyo Tatemono Co., Ltd.	8,000	38,146
Tokyo Tomin Bank, Ltd.	500	7,289
Tokyu Corp.	3,000	13,110
Tokyu Land Corp.	12,000	48,386
Toppan Forms Co., Ltd.	1,300	15,978
Toppan Printing Co., Ltd.	8,000	71,499
Toray Industries, Inc.	10,000	56,968
*Toshiba Corp.	14,000	80,015
Toshiba Machine Co., Ltd.	8,000	25,597
*Toshiba TEC Corp.	2,000	8,109
Tosoh Corp.	12,000	32,265
TOTO, Ltd.	8,000	47,405
Toyo Ink Manufacturing Co., Ltd.	3,000	10,434
Toyo Seikan Kaisha, Ltd.	3,100	52,080
*Toyo Tire & Rubber Co., Ltd.	12,000	22,610
#Toyobo Co., Ltd.	22,000	34,130
Toyota Auto Body Co., Ltd.	600	11,144
#Toyota Boshoku Corp.	600	12,509
Toyota Motor Corp.	1,000	39,477
Toyota Motor Corp. Sponsored ADR	6,600	520,674
*Toyota Tsusho Corp.	4,700	67,201
Trend Micro, Inc.	500	17,306
Tsubakimoto Chain Co.	2,000	8,643

1224

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tsumura & Co.	500	$17,206
Ube Industries, Ltd.	6,000	15,462
Ulvac, Inc.	300	7,054
UNY Co., Ltd.	3,000	22,283
Ushio, Inc.	700	11,004
USS Co., Ltd.	470	28,432
Wacoal Corp.	3,000	36,304
West Japan Railway Co.	11	38,981
Xebio Co., Ltd.	1,700	38,463
Yahoo! Japan Corp.	43	13,180
#Yakult Honsha Co., Ltd.	1,300	33,854
Yamada Denki Co., Ltd.	160	9,750
Yamagata Bank, Ltd.	2,000	9,592
Yamaguchi Financial Group, Inc.	3,000	28,662
Yamaha Corp.	2,500	25,827
#Yamaha Motor Co., Ltd.	2,500	29,771
Yamanashi Chuo Bank, Ltd.	2,000	9,151
Yamatake Corp.	500	10,559
Yamato Holdings Co., Ltd.	1,000	14,752
Yamato Kogyo Co., Ltd.	300	9,003
#Yaskawa Electric Corp.	3,000	23,598
Yodogawa Steel Works, Ltd.	2,000	8,277
*Yokogawa Electric Corp.	6,400	51,871
Yokohama Rubber Co., Ltd.	3,000	13,140
#Yoshinoya Holdings Co., Ltd.	23	26,928

TOTAL JAPAN		16,349,426

NETHERLANDS — (2.8%)
#Aalberts Industries NV	3,359	42,085
*Aegon NV	13,285	94,422
#Akzo Nobel NV	2,679	158,180
#Arcadis NV	510	10,195
ArcelorMittal NV	4,360	147,554
#*ASM International NV	503	10,192
ASML Holding NV	1,783	48,083
ASML Holding NV ADR	3,200	86,208
*Crucell NV ADR	2,300	45,425
#Fugro NV	1,185	66,003
*Heijmans NV	28	506
#Heineken NV	1,801	79,612
#Imtech NV	418	10,625
*ING Groep NV Sponsored ADR	27,125	349,913
Koninklijke (Royal) KPN NV Sponsored ADR	1,400	25,382
Koninklijke Ahold NV	4,562	57,464
Koninklijke Bam Groep NV	1,599	18,807
Koninklijke Boskalis Westminster NV	520	18,251
Koninklijke DSM NV	3,045	133,414
Koninklijke KPN NV	1,826	33,121
Koninklijke Ten Cate NV	322	7,538
Koninklijke Vopak NV	207	13,966
Mediq NV	380	6,013
Nutreco Holding NV	206	10,398
#Oce NV	613	3,876
Philips Electronics NV	2,996	75,262
Philips Electronics NV ADR	10,400	260,936
#*Randstad Holdings NV	2,589	98,233
Reed Elsevier NV	1,280	14,916
Reed Elsevier NV ADR	1,100	25,487
#SBM Offshore NV	2,408	46,106
Sligro Food Group NV	296	9,120
Smit Internationale NV	90	7,074

1225

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
*SNS Reaal Groep NV	1,408	$9,952
Telegraaf Media Groep NV	286	5,363
TKH Group NV	442	7,325
TNT NV	1,612	42,750
#Unilever NV	4,798	147,841
Unilever NV ADR	2,000	61,780
*USG People NV	981	17,068
Wolters Kluwer NV	3,588	79,988

TOTAL NETHERLANDS		2,386,434

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	27,653	39,780
Fisher & Paykel Healthcare Corp., Ltd.	4,279	9,481
Fletcher Building, Ltd.	3,659	21,614
New Zealand Refining Co., Ltd.	6,229	23,734
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	5,376
Trustpower, Ltd.	1,752	9,503

TOTAL NEW ZEALAND		109,488

NORWAY — (1.0%)
#Acergy SA	800	9,993
Aker Kvaerner ASA	5,216	62,702
*Cermaq ASA	800	6,956
*Det Norske Oljeselskap ASA	28,000	21,943
#*DnB NOR ASA Series A	6,022	68,985
Fred Olsen Energy ASA	80	3,088
Frontline, Ltd.	160	3,690
Ganger Rolf ASA	240	6,722
#*Marine Harvest ASA	26,000	18,864
#*Norsk Hydro ASA	7,200	47,189
*Norske Skogindustrier ASA Series A	2,500	4,151
Orkla ASA	10,520	97,255
*Petroleum-Geo Services ASA	5,900	55,558
Prosafe ASA	1,912	9,954
*Prosafe Production Public, Ltd.	712	1,595
*Renewable Energy Corp. ASA	4,841	28,833
*Schibsted ASA	400	6,574
#*SeaDrill, Ltd.	3,000	62,300
*Sevan Marine ASA	1,300	2,089
StatoilHydro ASA	1,958	46,139
StatoilHydro ASA Sponsored ADR	5,400	127,764
*Storebrand ASA	2,760	18,756
*Subsea 7, Inc.	800	11,216
Tandberg ASA Series A	700	18,727
*Telenor ASA	1,600	20,630
*TGS Nopec Geophysical Co. ASA	865	13,118
Tomra Systems ASA	1,800	9,060
Veidekke ASA	1,400	10,720
#Yara International ASA	1,150	38,016

TOTAL NORWAY		832,587

PORTUGAL — (0.4%)
Banco BPI SA	2,434	8,210
Banco Comercial Portugues SA	16,870	24,050
Banco Espirito Santo SA	6,796	50,158
Brisa SA	1,381	13,641
Cimpor Cimentos de Portugal SA	1,352	10,537
#Energias de Portugal SA	12,937	57,215
Galp Energia SGPS SA Series B	1,834	30,890
#Jeronimo Martins SGPS SA	1,413	12,587

1226

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
#Portucel-Empresa Produtora de Pasta de Papel SA	11,580	$32,716
#Portugal Telecom SA	1,124	12,848
Redes Energeticas Nacionais SA	5,988	26,258
Sociedade de Investimento e Gestao SGPS SA	1,346	14,890
#Sonae SGPS SA	5,281	6,950
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	5,197

TOTAL PORTUGAL		306,147

SINGAPORE — (0.8%)
Allgreen Properties, Ltd.	27,000	21,796
*Asia Food & Properties, Ltd.	21,000	8,405
Asia Pacific Breweries, Ltd.	3,000	25,549
Capitaland, Ltd.	9,000	26,099
City Developments, Ltd.	11,000	77,069
Fraser & Neave, Ltd.	15,000	40,840
Guocoland, Ltd.	17,000	22,876
Jardine Cycle & Carriage, Ltd.	1,025	16,833
Keppel Corp., Ltd.	4,000	22,988
Keppel Land, Ltd.	16,000	31,825
Keppel Telecommunications and Transportation, Ltd.	3,000	2,921
Raffles Education Corp., Ltd.	13,277	4,661
SembCorp Industries, Ltd.	4,000	9,424
#SembCorp Marine, Ltd.	7,000	17,074
Singapore Airlines, Ltd.	2,000	19,180
*Singapore Airport Terminal Services, Ltd.	1,460	2,551
Singapore Exchange, Ltd.	4,000	22,667
Singapore Land, Ltd.	7,000	27,403
Singapore Press Holdings, Ltd.	7,000	19,169
Starhub, Ltd.	17,000	22,764
Straits Asia Resources, Ltd.	16,000	20,453
United Industrial Corp., Ltd.	40,000	51,642
UOL Group, Ltd.	14,000	33,400
Venture Corp., Ltd.	2,000	12,759
Wheelock Properties, Ltd.	20,000	24,834
Wilmar International, Ltd.	4,000	17,636
Wing Tai Holdings, Ltd.	20,000	23,413
Yangzijiang Shipbuilding Holdings, Ltd.	72,000	50,399
*Yanlord Land Group, Ltd.	7,000	11,201

TOTAL SINGAPORE		687,831

SPAIN — (3.4%)
Abengoa SA	312	8,223
Abertis Infraestructuras SA	1,587	33,735
Acciona SA	382	46,534
Actividades de Construccion y Servicios SA	1,062	50,994
Almirall SA	479	6,329
Banco Bilbao Vizcaya SA Sponsored ADR	24,691	439,500
Banco de Sabadell SA	9,248	62,433
Banco de Valencia SA	4,384	37,152
Banco Guipuzcoano SA	3,876	29,160
Banco Pastor SA	2,669	19,933
Banco Popular Espanol SA	6,539	58,249
Banco Santander SA	22,685	365,053
Banco Santander SA Sponsored ADR	22,000	353,320
Bankinter SA	3,821	40,269
Bolsas y Mercados Espanoles SA	993	33,104
Cementos Portland Valderrivas SA	113	5,221
Cia Espanola de Petroleous SA	174	6,138
Cintra Concesiones de Infraestructuras de Transporte SA	740	7,613
Construcciones y Auxiliar de Ferrocarriles SA	25	12,320
Criteria Caixacorp SA	8,824	43,015

1227

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Ebro Puleva SA	540	$10,283
Enagas SA	2,820	58,005
Faes Farma SA	1,144	6,370
Fomento de Construcciones y Contratas SA	737	29,980
Gamesa Corporacion Tecnologica SA	2,136	39,031
Gas Natural SDG SA	3,426	68,831
Gestevision Telecinco SA	1,355	14,005
Grifols SA	710	11,471
Grupo Catalana Occidente SA	257	6,227
*Grupo Empresarial Ence SA	1,265	5,085
Grupo Ferrovial SA	1,570	65,039
Iberdrola SA	12,073	109,364
Indra Sistemas SA	739	17,379
Industria de Diseno Textil SA	1,292	75,839
Obrascon Huarte Lain SA	306	8,130
*Promotora de Informaciones SA	4,718	22,501
Prosegur Cia de Seguridad SA	249	10,477
*Realia Business SA	8,376	22,496
Red Electrica Corporacion SA	1,363	70,399
Repsol YPF SA	775	20,632
Repsol YPF SA Sponsored ADR	3,250	86,450
*Sacyr Vallehermoso SA	2,560	38,730
#*SOS Corporacion Alimentaria SA	1,651	4,984
Tecnicas Reunidas SA	73	3,851
Telefonica SA	1,276	35,634
Telefonica SA Sponsored ADR	3,475	291,657
Tubacex SA	1,104	4,561
Tubos Reunidos SA	1,662	5,086
Viscofan SA	472	12,337
*Vocento SA	844	5,287
Zardoya Otis SA	980	19,670

TOTAL SPAIN		2,838,086

SWEDEN — (1.9%)
Alfa Laval AB	3,800	46,412
#Assa Abloy AB Series B	1,356	23,696
#Atlas Copco AB Series A	4,064	54,494
Atlas Copco AB Series B	760	9,055
Axfood AB	232	6,922
Boliden AB	3,868	46,576
*Cloetta AB	480	2,106
*D. Carnegie & Co. AB	700	1,757
*Electrolux AB Series B	4,100	98,273
#Elekta AB Series B	1,000	18,849
#Getinge AB	1,777	33,113
Hakon Invest AB	600	10,007
#Hennes & Mauritz AB Series B	2,126	120,760
#Hexagon AB	4,769	62,357
*Hexpol AB	80	668
#Holmen AB Series B	1,000	26,988
#*Husqvarna AB Series B	3,150	19,836
#Intrum Justitia AB	600	7,393
*JM AB	665	9,878
#Lindab International AB	600	6,378
*Loomis AB	160	1,723
*Meda AB Series A	1,632	14,769
Modern Times Group AB Series B	150	6,505
NCC AB Series B	660	9,971
*Nobia AB	1,300	8,069
#Nordea Bank AB	13,006	139,599
#Oriflame Cosmetics SA SDR	200	11,076

1228

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Pa Resources AB	1,600	$6,197
#Peab AB Series B	1,500	9,399
Ratos AB	1,500	34,887
#Sandvik AB	3,301	36,464
#*SAS AB	52,108	31,621
#Securitas AB Series B	800	7,464
#*Skandinaviska Enskilda Banken AB Series A	8,457	51,226
Skanska AB Series B	2,793	40,987
SKF AB Series B	3,000	47,505
#SSAB AB Series A	2,560	39,024
Svenska Cellulosa AB Series B	7,257	99,719
#Svenska Handelsbanken AB Series A	3,109	80,342
#*Swedbank AB Series A	1,266	10,906
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	19,400	201,760
TeliaSonera AB	1,500	9,942
*Trelleborg AB Series B	1,494	9,076
Volvo AB Series A	2,300	21,241
Volvo AB Series B	5,500	52,087

TOTAL SWEDEN		1,587,077

SWITZERLAND — (6.0%)
ABB, Ltd.	6,272	116,668
ABB, Ltd. Sponsored ADR	4,100	75,973
#*Actelion, Ltd.	885	48,784
Adecco SA	1,733	77,438
Allreal Holding AG	64	7,733
#*Aryzta AG	960	37,684
Baloise-Holding AG	1,071	91,701
Bank Coop AG	211	14,750
*Bank Sarasin & Cie AG Series B	600	23,891
Barry Callebaut AG	71	39,663
Basler Kantonalbank AG	89	10,252
Berner Kantonalbank AG	46	10,378
*Bobst Group AG	148	5,477
Bucher Industries AG	50	5,253
Charles Voegele Holding AG	147	5,797
*Clariant AG	926	8,853
Compagnie Financiere Richemont SA Series A	4,793	134,175
Conzzeta AG	5	8,613
Credit Suisse Group AG	2,640	141,127
Credit Suisse Group AG Sponsored ADR	9,000	479,700
*Dufry AG	145	9,159
#EFG International AG	1,892	31,509
#Elektrizitaets-Gesellschaft Laufenberg AG	15	14,536
Energiedienst Holding AG	195	10,649
Flughafen Zuerich AG	72	20,960
#Galenica Holding AG	30	10,337
GAM Holdings, Ltd.	1,388	16,934
Geberit AG	505	83,541
George Fisher AG	35	9,203
Givaudan SA	98	72,749
Helvetia Holding AG	72	22,957
#*Holcim, Ltd.	5,017	319,306
*Julius Baer Group, Ltd.	1,388	52,251
#Kuehne & Nagel International AG	444	40,228
Kuoni Reisen Holding AG	23	7,796
#*Logitech International SA	1,766	30,146
Luzerner Kantonalbank AG	41	10,509
Nestle SA	9,735	452,693
Nobel Biocare Holding AG	2,549	72,317
Novartis AG	1,850	96,337

1229

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Novartis AG ADR	9,200	$477,940
#*Oerlikon Corp. AG	32	2,030
Panalpina Welttransport Holding AG	85	5,953
Partners Group Holdings AG	108	13,246
*Rieters Holdings AG	30	6,717
Roche Holding AG Bearer	82	13,610
Roche Holding AG Genusschein	2,774	444,292
Romande Energie Holding SA	2	3,970
Schindler Holding AG	142	9,841
#SGS SA	37	49,424
Sika AG	42	56,940
Sonova Holding AG	610	62,784
St. Galler Kantonalbank AG	24	10,928
Straumann Holding AG	41	9,896
Sulzer AG	220	17,129
Swiss Life Holding AG	577	69,115
Swiss Prime Site AG	328	18,055
Swiss Reinsurance Co., Ltd. AG	3,509	142,889
Swisscom AG	168	60,634
Syngenta AG	157	37,175
Syngenta AG ADR	2,800	132,524
#*Temenos Group AG	407	9,289
*UBS AG	13,142	219,139
*UBS AG ADR	12,900	214,011
Valiant Holding AG	159	31,326
Valora Holding AG	40	9,537
Verwaltungs und Privat-Bank AG	66	7,056
Von Roll Holding AG	4,126	28,270
Vontobel Holdings AG	326	10,434
Zurich Financial Services AG	727	166,478

TOTAL SWITZERLAND		5,068,659

UNITED KINGDOM — (19.3%)
Aberdeen Asset Management P.L.C.	12,404	26,854
Admiral Group P.L.C.	2,000	33,620
Aegis Group P.L.C.	22,647	40,712
Aga Rangemaster Group P.L.C.	991	1,875
Aggreko P.L.C.	4,921	61,165
Amec P.L.C.	6,318	83,211
Amlin P.L.C.	8,802	50,947
*Anglo American P.L.C.	10,705	387,340
Antofagasta P.L.C.	5,359	67,520
ARM Holdings P.L.C.	14,597	35,460
Arriva P.L.C.	192	1,384
Ashmore Group P.L.C.	2,055	9,182
Ashtead Group P.L.C.	7,030	9,248
Associated British Foods P.L.C.	4,838	65,512
#AstraZeneca P.L.C. Sponsored ADR	6,200	278,442
Atkins WS P.L.C.	2,799	25,888
*Autonomy Corp. P.L.C.	3,220	70,797
Aveva Group P.L.C.	341	4,967
Aviva P.L.C.	29,918	187,082
Babcock International Group P.L.C.	4,987	49,510
BAE Systems P.L.C.	13,451	69,166
Balfour Beatty P.L.C.	15,251	66,301
*Barclays P.L.C.	47,118	246,949
*Barclays P.L.C. Sponsored ADR	4,700	98,230
BBA Aviation P.L.C.	3,762	9,493
Beazley P.L.C.	4,572	8,023
Bellway P.L.C.	653	7,810
*Berkeley Group Holdings P.L.C. (The)	1,660	23,170

1230

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
BG Group P.L.C.	13,460	$231,691
BHP Billiton P.L.C.	6,880	185,381
BHP Billiton P.L.C. ADR	600	32,520
Bodycote P.L.C.	1,509	4,032
*Bovis Homes Group P.L.C.	984	6,627
BP P.L.C.	39,698	371,981
*BP P.L.C. Sponsored ADR	14,482	819,971
Brit Insurance Holdings P.L.C.	9,733	33,146
*British Airways P.L.C.	10,649	31,625
British American Tobacco P.L.C.	4,203	133,933
British American Tobacco P.L.C. Sponsored ADR	1,000	64,230
*British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	73,017
Britvic P.L.C.	4,445	25,419
BSS Group P.L.C.	5,291	23,071
BT Group P.L.C. Sponsored ADR	4,600	98,210
*BTG P.L.C.	2,325	7,259
Bunzl P.L.C.	2,721	29,582
Burberry Group P.L.C.	1,138	10,036
Cadbury P.L.C. Sponsored ADR	1,752	88,721
*Cairn Energy P.L.C.	1,349	58,182
Capita Group P.L.C.	6,535	81,620
Capital & Regional P.L.C.	2,940	1,633
Carillion P.L.C.	7,129	34,343
Carnival P.L.C.	945	29,296
Carnival P.L.C. ADR	300	9,294
*Carphone Warehouse Group P.L.C.	4,267	12,869
Catlin Group, Ltd.	8,661	46,765
Centrica P.L.C.	28,827	117,109
Charter International P.L.C.	1,105	12,566
Chemring Group P.L.C.	221	9,479
Close Brothers Group P.L.C.	835	9,602
Cobham P.L.C.	16,984	61,029
*COLT Telecom Group SA	3,584	7,276
Compass Group P.L.C.	9,273	58,810
Computacenter P.L.C.	6,025	27,915
Connaught P.L.C.	1,318	8,739
*Cookson Group P.L.C.	5,538	33,046
Croda International P.L.C.	1,088	13,324
*CSR P.L.C.	1,927	14,065
Daily Mail & General Trust P.L.C. Series A	6,452	41,977
Dairy Crest Group P.L.C.	3,168	20,767
*Dana Petroleum P.L.C.	2,086	43,644
Davis Service Group P.L.C.	640	4,385
De la Rue P.L.C.	2,414	36,155
Debenhams P.L.C.	8,185	10,435
Diageo P.L.C.	2,096	34,140
Diageo P.L.C. Sponsored ADR	2,200	143,044
Dignity P.L.C.	709	6,778
Dimension Data Holdings P.L.C.	10,469	12,164
Drax Group P.L.C.	3,708	28,211
DS Smith P.L.C.	3,133	5,984
*DSG International P.L.C.	19,840	9,934
*easyJet P.L.C.	6,868	40,430
Electrocomponents P.L.C.	2,964	7,110
Elementis P.L.C.	7,421	7,722
Eurasian Natural Resources Corp. P.L.C.	2,281	31,040
Evolution Group P.L.C.	5,130	13,864
Experian P.L.C.	13,402	122,472
F&C Asset Management P.L.C.	7,406	8,979
Fenner P.L.C.	2,053	5,385
Filtrona P.L.C.	2,925	8,011

1231

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Firstgroup P.L.C.	10,256	$63,075
Forth Ports P.L.C.	305	5,522
Friends Provident Group P.L.C.	48,161	64,211
G4S P.L.C.	16,258	67,144
Galliford Try P.L.C.	1,975	10,998
Game Group P.L.C.	2,607	6,326
Genus P.L.C.	670	7,339
GlaxoSmithKline P.L.C. Sponsored ADR	12,750	524,790
Greene King P.L.C.	1,612	10,415
Halfords Group P.L.C.	1,884	12,080
Halma P.L.C.	2,583	9,639
Hargreaves Lansdown P.L.C.	7,474	33,400
Hays P.L.C.	27,061	43,350
Helical Bar P.L.C.	4,049	21,958
Henderson Group P.L.C.	5,163	10,884
*Heritage Oil P.L.C.	3,429	26,010
Hikma Pharmaceuticals P.L.C.	1,033	7,984
Hiscox, Ltd.	7,950	41,692
HMV Group P.L.C.	3,923	7,128
Home Retail Group P.L.C.	14,675	69,848
Homeserve P.L.C.	342	9,051
HSBC Holdings P.L.C. Sponsored ADR	19,430	1,076,228
Hunting P.L.C.	602	5,171
ICAP P.L.C.	6,186	41,114
IG Group Holdings P.L.C.	1,351	6,680
IMI P.L.C.	7,973	56,236
Imperial Tobacco Group P.L.C.	4,907	144,606
*Inchcape P.L.C.	55,102	26,428
Informa P.L.C.	11,597	55,631
Inmarsat P.L.C.	2,221	20,366
Intercontinental Hotels Group P.L.C. ADR	3,675	46,709
Intermediate Capital Group P.L.C.	6,064	25,251
International Personal Finance P.L.C.	2,220	7,459
International Power P.L.C.	36,249	150,495
Interserve P.L.C.	1,206	4,603
Intertek Group P.L.C.	598	12,286
Invensys P.L.C.	12,141	56,120
Investec P.L.C.	8,716	62,216
*IP Group P.L.C.	7,800	7,159
ITV P.L.C.	72,400	50,636
Jardine Lloyd Thompson Group P.L.C.	1,371	10,200
John Wood Group P.L.C.	6,063	31,761
Johnson Matthey P.L.C.	2,830	65,173
*Kazakhmys P.L.C.	1,218	21,676
Keller Group P.L.C.	732	8,565
Kesa Electricals P.L.C.	3,133	6,807
Kier Group P.L.C.	387	6,109
Kingfisher P.L.C.	44,158	161,403
Ladbrokes P.L.C.	4,695	9,353
Laird P.L.C.	1,133	2,709
Legal & General Group P.L.C.	59,492	76,337
*Lloyds Banking Group P.L.C.	56,777	80,054
Lloyds Banking Group P.L.C. Sponsored ADR	23,290	129,725
Logica P.L.C.	33,878	64,227
London Stock Exchange Group P.L.C.	639	8,889
*Lonmin P.L.C.	2,846	68,083
Man Group P.L.C.	23,790	120,311
Marks & Spencer Group P.L.C.	15,598	87,362
Marshalls P.L.C.	2,042	3,185
Marston’s P.L.C.	16,223	23,026
Meggitt P.L.C.	6,456	25,849

1232

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Melrose P.L.C.	19,025	$53,120
Michael Page International P.L.C.	1,815	9,565
Micro Focus International P.L.C.	3,936	21,762
Millennium & Copthorne Hotels P.L.C.	6,202	34,281
*Misys P.L.C.	3,617	12,244
*Mitchells & Butlers P.L.C.	6,146	23,616
Mitie Group P.L.C.	2,420	9,467
Mondi P.L.C.	11,114	61,346
Morgan Crucible Co. P.L.C.	2,403	6,172
Morgan Sindall P.L.C.	504	4,661
Mothercare P.L.C.	1,256	11,855
Mouchel Group P.L.C.	1,281	3,997
N Brown Group P.L.C.	2,218	9,482
National Grid P.L.C.	6,678	66,152
National Grid P.L.C. Sponsored ADR	1,869	92,788
Next P.L.C.	1,267	37,170
Northern Foods P.L.C.	5,556	5,749
Northgate P.L.C.	82	296
Northumbrian Water Group P.L.C.	10,846	40,952
*PartyGaming P.L.C.	6,272	23,469
Pearson P.L.C. Sponsored ADR	11,377	154,841
Pennon Group P.L.C.	6,075	45,133
*Persimmon P.L.C.	3,184	20,992
Petrofac, Ltd. P.L.C.	1,846	28,412
*Petropavlovsk P.L.C.	2,805	48,169
Phoenix IT Group, Ltd. P.L.C.	1,162	4,256
*Premier Foods P.L.C.	26,772	15,697
*Premier Oil P.L.C.	1,165	22,462
Provident Financial P.L.C.	613	9,351
Prudential P.L.C.	17,775	161,458
PV Crystalox Solar P.L.C.	4,610	4,932
PZ Cussons P.L.C.	2,842	11,624
Qinetiq P.L.C.	3,402	9,143
*Rank Group P.L.C.	6,444	9,353
Rathbone Brothers P.L.C.	535	8,118
Reckitt Benckiser Group P.L.C.	2,429	120,660
*Redrow P.L.C.	1,945	4,471
Reed Elsevier P.L.C. ADR	1,800	54,288
Regus P.L.C.	6,442	10,760
*Rentokil Initial P.L.C.	41,610	70,712
Rexam P.L.C.	20,146	91,226
Rightmove P.L.C.	2,579	22,249
#Rio Tinto P.L.C. Sponsored ADR	1,100	195,833
*Rolls-Royce Group P.L.C.	31,147	229,704
*Rolls-Royce Group P.L.C. (B3XLQZ7)	1,868,820	3,067
Rotork P.L.C.	450	8,373
*Royal Bank of Scotland Group P.L.C.	5,000	68,250
Royal Dutch Shell P.L.C. ADR	6,300	366,408
Royal Dutch Shell P.L.C. Series B	6,651	191,466
RPS Group P.L.C.	1,670	5,726
RSA Insurance Group P.L.C.	25,376	50,286
SABmiller P.L.C.	7,729	202,590
Sage Group P.L.C.	23,734	82,876
Sainsbury (J.) P.L.C.	15,654	84,479
*Salamander Energy P.L.C.	3,020	12,162
Savills P.L.C.	1,087	5,704
Schroders P.L.C.	2,494	44,844
Schroders P.L.C. Non-Voting	566	8,356
Scottish & Southern Energy P.L.C.	3,993	70,476
Senior P.L.C.	4,703	4,711
Serco Group P.L.C.	6,768	55,989

1233

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Severn Trent P.L.C.	4,470	$69,631
Shanks Group P.L.C.	3,683	5,189
Shire P.L.C. ADR	1,200	63,960
SIG P.L.C.	13,861	26,974
#Smith & Nephew P.L.C. Sponsored ADR	2,100	92,883
Smiths Group P.L.C.	4,620	67,433
*Soco International P.L.C.	653	13,778
Spectris P.L.C.	3,589	39,830
Speedy Hire P.L.C.	633	376
Spirax-Sarco Engineering P.L.C.	1,260	22,483
Spirent Communications P.L.C.	8,253	12,409
SSL International P.L.C.	4,730	49,121
St. James’s Place P.L.C.	3,661	15,637
*St. Modwen Properties P.L.C.	2,485	9,132
Stagecoach Group P.L.C.	2,368	5,608
Standard Chartered P.L.C.	13,888	340,701
Standard Life P.L.C.	29,757	106,077
Synergy Health P.L.C.	1,599	15,893
*Taylor Wimpey P.L.C.	40,022	24,264
Tesco P.L.C.	37,420	250,204
Thomas Cook Group P.L.C.	6,532	21,874
Tomkins P.L.C.	13,741	37,697
Tomkins P.L.C. Sponsored ADR	900	9,792
Travis Perkins P.L.C.	4,514	55,686
Trinity Mirror P.L.C.	3,332	8,748
TUI Travel P.L.C.	10,081	38,411
Tullett Prebon P.L.C.	1,103	6,546
Tullow Oil P.L.C.	8,086	156,642
*UK Coal P.L.C.	1,753	2,464
Ultra Electronics Holdings P.L.C.	409	8,828
Unilever P.L.C. Sponsored ADR	5,200	155,116
United Business Media P.L.C.	3,165	23,949
United Utilities Group P.L.C.	11,041	79,599
Vedanta Resources P.L.C.	504	17,245
Vodafone Group P.L.C.	69,827	153,887
Vodafone Group P.L.C. Sponsored ADR	29,900	663,481
VT Group P.L.C.	792	7,050
Weir Group P.L.C. (The)	5,091	58,343
Wellstream Holdings P.L.C.	488	4,087
WH Smith P.LC	1,375	11,340
Whitbread P.L.C.	2,989	62,180
William Hill P.L.C.	2,842	7,804
William Morrison Supermarkets P.L.C.	27,797	127,399
Wincanton P.L.C.	1,461	5,288
*Wolseley P.L.C.	5,200	105,186
WPP P.L.C.	6,757	60,556
WPP P.L.C. Sponsored ADR	1,900	85,082
Xchanging P.L.C.	3,063	11,170
*Xstrata P.L.C.	34,079	490,859
*Yell Group P.L.C.	10,048	8,431

TOTAL UNITED KINGDOM		16,363,019

TOTAL COMMON STOCKS		73,597,957

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Fortis SA Coupons	5,308	—

GERMANY — (0.0%)
*TUI AG Rights 11/11/09	4,115	636

1234

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (0.0%)
*First Pacific Co., Ltd. Rights 11/19/09	2,800	$444

UNITED KINGDOM — (0.0%)
*Laird P.L.C. Rights 11/13/09	566	377

TOTAL RIGHTS/WARRANTS		1,457

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $500,000 FNMA 5.00%, 08/25/18, valued at $390,776) to be repurchased at $385,006	$385	385,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.5%)
§@DFA Short Term Investment Fund LP	9,573,675	9,573,675
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16, 429, 280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,066,991) to be repurchased at $1,046,076	$1,046	1,046,070

TOTAL SECURITIES LENDING COLLATERAL		10,619,745

TOTAL INVESTMENTS — (100.0%) (Cost $84,854,103)		$84,604,159

See accompanying Notes to Financial Statements.

1235

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (78.2%)
Consumer Discretionary — (13.5%)
*4Kids Entertainment, Inc.	3,800	$6,840
*99 Cents Only Stores	7,420	84,365
*AC Moore Arts & Crafts, Inc.	4,100	19,598
*AH Belo Corp.	1,800	7,380
*Aldila, Inc.	1,900	5,624
*Alloy, Inc.	5,291	34,815
#American Greetings Corp. Class A	19,000	386,460
#*America’s Car-Mart, Inc.	4,400	91,212
#*Arctic Cat, Inc.	4,500	26,730
#*ArvinMeritor, Inc.	27,500	214,775
*Asbury Automotive Group, Inc.	13,670	133,146
*Atrinsic, Inc.	2,907	2,878
*Audiovox Corp. Class A	5,000	32,300
#*AutoNation, Inc.	9,800	168,952
*Ballantyne Strong, Inc.	4,600	15,640
#Barnes & Noble, Inc.	8,800	146,168
*Bassett Furniture Industries, Inc.	4,200	16,212
*Beasley Broadcast Group, Inc.	2,750	9,377
bebe stores, inc.	400	2,504
Belo Corp.	27,700	130,190
#*BJ’s Restaurants, Inc.	3,400	54,264
*Bluegreen Corp.	10,480	30,078
Bob Evans Farms, Inc.	13,400	352,018
#*Bon-Ton Stores, Inc. (The)	100	925
Books-A-Million, Inc.	1,770	15,328
#*Boyd Gaming Corp.	5,900	43,424
#*Brookfield Homes Corp.	7,000	39,410
#Brown Shoe Co., Inc.	7,600	78,812
#*Brunswick Corp.	16,021	151,879
*Build-A-Bear-Workshop, Inc.	2,400	12,432
#*Cabela’s, Inc.	13,500	169,695
*Cache, Inc.	2,000	9,620
#*California Coastal Communities, Inc.	2,900	2,436
#Callaway Golf Co.	4,400	30,096
*Caribou Coffee Co., Inc.	2,694	22,064
*Carmike Cinemas, Inc.	2,000	19,660
*Carriage Services, Inc.	6,800	25,840
*Cavco Industries, Inc.	2,000	60,800
#*Chico’s FAS, Inc.	7,200	86,040
Christopher & Banks Corp.	2,100	12,789
*Churchill Downs, Inc.	3,200	100,416
#Cinemark Holdings, Inc.	5,200	60,268
#*Clear Channel Outdoor Holdings, Inc.	900	6,138
*Coachmen Industries, Inc.	4,100	4,756
*Coast Distribution System, Inc.	800	2,440
*Cobra Electronics Corp.	1,000	1,270
*Collective Brands, Inc.	11,000	204,050
*Collectors Universe, Inc.	1,695	12,679
Columbia Sportswear Co.	1,400	53,270
*Concord Camera Corp.	2,105	7,157
#*Conn’s, Inc.	3,000	18,930
*Core-Mark Holding Co., Inc.	2,711	74,200
*Cost Plus, Inc.	876	1,918
CSS Industries, Inc.	4,100	83,230
*CTM Media Holdings, Inc. Class A	700	392
*Culp, Inc.	4,464	25,757
*dELiA*s, Inc.	4,300	9,116
*Delta Apparel, Inc.	1,040	9,194

1236

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Destination Maternity Corp.	300	$6,015
#Dillard’s, Inc.	15,300	208,386
*DineEquity, Inc.	1,100	23,276
*Dixie Group, Inc.	3,900	11,310
*Dorman Products, Inc.	2,900	42,398
Dover Motorsports, Inc.	3,360	4,670
#*Dress Barn, Inc. (The)	10,500	189,525
*Duckwall-ALCO Stores, Inc.	1,100	19,030
#Eastman Kodak Co.	700	2,625
*EDCI Holdings, Inc.	1,611	9,360
#Ethan Allen Interiors, Inc.	100	1,246
#*Federal Mogul Corp.	4,000	44,600
Finish Line, Inc. Class A	2,307	23,393
*Fisher Communications, Inc.	1,100	21,439
Flexsteel Industries, Inc.	600	4,842
Foot Locker, Inc.	10,300	107,944
*Franklin Electronic Publishers, Inc.	3,000	7,380
#Fred’s, Inc.	13,420	158,893
*Furniture Brands International, Inc.	18,400	78,200
*Gander Mountain Co.	8,960	44,710
#*Gaylord Entertainment Co.	200	3,006
*G-III Apparel Group, Ltd.	3,100	49,631
*Golfsmith International Holdings, Inc.	1,600	2,832
*Gray Television, Inc. Class A	700	1,267
*Great Wolf Resorts, Inc.	36,200	120,908
*Group 1 Automotive, Inc.	7,650	194,463
#Harte-Hanks, Inc.	1,300	15,262
*Hastings Entertainment, Inc.	3,300	14,157
*Haverty Furniture Cos., Inc.	6,670	80,774
*Heelys, Inc.	2,100	4,662
*Helen of Troy, Ltd.	8,000	182,720
*Hollywood Media Corp.	3,600	5,400
*Hot Topic, Inc.	700	5,390
*Iconix Brand Group, Inc.	4,900	57,134
*Isle of Capri Casinos, Inc.	1,200	9,300
*J. Alexander’s Corp.	2,399	10,172
#*JAKKS Pacific, Inc.	10,700	152,261
#Jarden Corp.	12,266	335,966
*Jo-Ann Stores, Inc.	8,900	236,918
*Johnson Outdoors, Inc.	2,777	24,299
Jones Apparel Group, Inc.	22,000	393,580
*Journal Communications, Inc.	15,134	53,877
*Kenneth Cole Productions, Inc. Class A	4,100	38,991
*Kid Brands, Inc.	4,600	22,862
#*K-Swiss, Inc. Class A	1,800	14,688
Lacrosse Footwear, Inc.	900	10,566
*Lakeland Industries, Inc.	2,120	15,603
*Lakes Entertainment, Inc.	7,350	18,081
*Landry’s Restaurants, Inc.	7,200	78,480
•*Lazare Kaplan International, Inc.	2,900	7,250
*La-Z-Boy, Inc.	2,924	20,760
*Leapfrog Enterprises, Inc.	16,400	54,120
#Lennar Corp. Class A	13,300	167,580
*Liberty Media Corp. Capital Class A	3,900	80,691
*Lifetime Brands, Inc.	4,800	29,136
*Lithia Motors, Inc.	5,052	42,134
#*Live Nation, Inc.	1,500	9,990
*Lodgian, Inc.	8,606	15,147
*Luby’s, Inc.	8,900	31,773
*M/I Homes, Inc.	3,540	39,542
*Mac-Gray Corp.	4,000	32,520

1237

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Marcus Corp.	4,500	$52,650
*MarineMax, Inc.	6,400	43,584
MDC Holdings, Inc.	500	16,310
*Media General, Inc.	8,000	66,320
Men’s Wearhouse, Inc. (The)	3,300	76,461
Meredith Corp.	2,100	56,826
*Meritage Homes Corp.	1,200	21,888
*Modine Manufacturing Co.	11,503	118,481
#*Mohawk Industries, Inc.	3,800	162,754
*Morton’s Restaurant Group, Inc.	3,500	13,090
#*Movado Group, Inc.	3,300	34,584
*MTR Gaming Group, Inc.	5,500	11,935
*Multimedia Games, Inc.	8,100	39,771
*Nautilus, Inc.	11,000	19,690
*Navarre Corp.	8,000	18,480
*New York & Co., Inc.	1,100	4,840
*Nobel Learning Communities, Inc.	100	835
*O’Charleys, Inc.	9,029	63,293
#*Office Depot, Inc.	6,500	39,325
*OfficeMax, Inc.	5,300	60,579
#*Orient-Express Hotels, Ltd.	600	5,160
#*Orleans Homebuilders, Inc.	11,400	24,852
Oxford Industries, Inc.	1,300	25,155
*Palm Harbor Homes, Inc.	8,207	18,137
#Pep Boys - Manny, Moe & Jack (The)	17,200	150,844
*Perry Ellis International, Inc.	4,350	59,464
Phillips-Van Heusen Corp.	400	16,060
*Pier 1 Imports, Inc.	8,107	28,537
*Pinnacle Entertainment, Inc.	11,600	98,020
*Point.360	400	480
*Pomeroy IT Solutions, Inc.	3,800	24,662
#*Pulte Homes, Inc.	4,290	38,653
*Quiksilver, Inc.	11,100	22,089
*RC2 Corp.	4,953	64,686
*Reading International, Inc. Class A	1,086	4,301
*Red Lion Hotels Corp.	6,700	31,959
#Regis Corp.	13,290	215,830
#*Rent-A-Center, Inc.	900	16,524
*Retail Ventures, Inc.	900	5,769
*Rex Stores Corp.	2,450	30,258
#*Rocky Brands, Inc.	1,900	15,789
*Rubio’s Restaurants, Inc.	600	4,374
#Ryland Group, Inc.	12,600	233,730
*Saga Communications, Inc.	3,913	49,891
*Salem Communications Corp.	4,900	15,043
#Scholastic Corp.	13,900	345,693
Service Corp. International	13,300	91,371
*Shiloh Industries, Inc.	5,891	26,510
*Shoe Carnival, Inc.	3,000	45,030
*Silverleaf Resorts, Inc.	12,000	14,400
*Skechers U.S.A., Inc. Class A	2,500	54,550
Skyline Corp.	3,000	52,470
*Sonic Automotive, Inc.	5,487	49,054
Speedway Motorsports, Inc.	13,500	182,790
*Sport Chalet, Inc. Class A	4,484	7,488
*Sport Chalet, Inc. Class B	150	510
Sport Supply Group, Inc.	24,000	247,680
Stage Stores, Inc.	15,625	184,375
#*Standard Motor Products, Inc.	6,400	53,504
*Standard Pacific Corp.	18,200	54,600
*Stanley Furniture, Inc.	2,500	19,650

1238

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Steak n Shake Co. (The)	10,200	$118,830
*Steinway Musical Instruments, Inc.	1,600	18,752
Stewart Enterprises, Inc.	21,307	97,586
*Stoneridge, Inc.	6,900	50,715
Superior Industries International, Inc.	8,500	112,880
*Syms Corp.	4,986	35,052
#*Systemax, Inc.	200	2,696
*Talbots, Inc.	200	1,814
*Tandy Brands Accessories, Inc.	2,500	9,875
*Trans World Entertainment Corp.	8,600	11,868
*Unifi, Inc.	18,826	52,336
UniFirst Corp.	3,100	130,510
*Valassis Communications, Inc.	400	7,292
*Wells-Gardner Electronics Corp.	1,018	1,995
#*West Marine, Inc.	6,879	52,418
#Whirlpool Corp.	100	7,159
*WPT Enterprises, Inc.	3,520	3,907
#Wyndham Worldwide Corp.	5,400	92,070
*Zale Corp.	17,200	81,356

Total Consumer Discretionary		11,561,841

Consumer Staples — (3.3%)
*Central Garden & Pet Co.	8,400	83,328
#*Central Garden & Pet Co. Class A	13,800	130,548
#*Chiquita Brands International, Inc.	14,800	239,612
*Craft Brewers Alliance, Inc.	3,112	10,301
Del Monte Foods Co.	31,571	340,967
Farmer Brothers Co.	5,500	103,950
*Fresh Del Monte Produce, Inc.	1,240	26,920
*Hain Celestial Group, Inc.	13,200	231,528
Imperial Sugar Co.	10,929	136,503
Ingles Markets, Inc.	100	1,538
Mannatech, Inc.	19,618	66,701
*MGP Ingredients, Inc.	2,881	12,504
*Monterey Pasta Co.	5,100	13,668
Nash-Finch Co.	4,036	116,963
*Natural Alternatives International, Inc.	1,100	8,294
*Nutraceutical International Corp.	2,700	29,376
Oil-Dri Corp. of America	125	1,911
*Pantry, Inc.	7,500	105,825
*Parlux Fragrances, Inc.	6,953	13,419
*PC Group, Inc.	200	100
*Prestige Brands Holdings, Inc.	18,000	121,680
*Sanfilippo (John B.) & Son, Inc.	2,900	39,788
Schiff Nutrition International, Inc.	500	2,885
#*Smart Balance, Inc.	100	528
#*Smithfield Foods, Inc.	3,270	43,622
Stephan Co. (The)	200	618
Tasty Baking Co.	2,500	16,025
#*TreeHouse Foods, Inc.	9,100	340,340
#Universal Corp.	2,027	84,303
Weis Markets, Inc.	8,600	304,440
*Winn-Dixie Stores, Inc.	12,248	135,830
*Zapata Corp.	1,840	12,567

Total Consumer Staples		2,776,582

Energy — (4.9%)
#*Allis-Chalmers Energy, Inc.	7,800	27,144
#Alon USA Energy, Inc.	2,700	22,680
*Atlas Energy, Inc.	2,200	57,596
*Basic Energy Services, Inc.	9,700	67,900

1239

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Berry Petroleum Corp. Class A	2,400	$60,864
*Bill Barrett Corp.	900	27,882
#*Bristow Group, Inc.	3,500	102,025
*Bronco Drilling Co., Inc.	9,900	62,568
*Cal Dive International, Inc.	5,300	40,704
#Cimarex Energy Co.	1,140	44,642
*Complete Production Services, Inc.	13,000	123,890
*Comstock Resources, Inc.	300	12,327
*CVR Energy, Inc.	4,272	44,941
Delek US Holdings, Inc.	4,200	28,350
#*Encore Acquisition Co.	1,500	55,605
*Endeavour International Corp.	400	420
#*Exterran Holdings, Inc.	6,609	135,022
*GeoMet, Inc.	6,300	11,844
#*Global Industries, Ltd.	4,700	34,263
Gulf Island Fabrication, Inc.	300	5,736
#*GulfMark Offshore, Inc.	2,100	58,107
*Gulfport Energy Corp.	505	3,853
*Harvest Natural Resources, Inc.	13,500	74,115
#*Helix Energy Solutions Group, Inc.	5,600	76,888
*HKN, Inc.	3,300	10,890
#*International Coal Group, Inc.	8,800	35,992
*ION Geophysical Corp.	400	1,532
*Key Energy Services, Inc.	7,100	51,901
#*Mariner Energy, Inc.	22,800	290,472
*Natural Gas Services Group, Inc.	300	5,061
*Newpark Resources, Inc.	30,700	92,407
#Overseas Shipholding Group, Inc.	700	27,475
#*Parker Drilling Co.	6,600	34,320
#Patterson-UTI Energy, Inc.	6,200	96,596
*Petroleum Development Corp.	4,960	82,832
*PHI, Inc. Non-Voting	4,500	77,310
*Pioneer Drilling Co.	14,053	94,015
#Pioneer Natural Resources Co.	2,340	96,197
*Rosetta Resources, Inc.	17,367	234,976
#Rowan Cos., Inc.	4,650	108,112
#*SEACOR Holdings, Inc.	1,480	120,280
*Stone Energy Corp.	6,736	103,263
*Superior Energy Services, Inc.	1,400	30,254
*Swift Energy Corp.	10,800	228,744
#Tesoro Petroleum Corp.	10,600	149,884
*Tetra Technologies, Inc.	4,300	40,678
Tidewater, Inc.	1,740	72,506
*Toreador Resources Corp.	800	6,824
*Trico Marine Services, Inc.	5,100	31,110
*Union Drilling, Inc.	7,200	55,008
*Unit Corp.	1,800	70,344
#*USEC, Inc.	31,430	121,320
#*Western Refining, Inc.	6,900	38,709
*Whiting Petroleum Corp.	9,800	552,720

Total Energy		4,141,098

Financials — (20.4%)
1st Source Corp.	7,680	113,818
21st Century Holding Co.	2,500	11,475
Abington Bancorp, Inc.	8,624	59,161
*Affirmative Insurance Holdings, Inc.	5,200	20,800
Allied World Assurance Co. Holdings, Ltd.	2,150	96,234
*Altisource Portfolio Solutions SA	3,150	48,037
*American Equity Investment Life Holding Co.	20,500	134,685
American Financial Group, Inc.	4,600	113,160

1240

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
American National Insurance Co.	880	$73,471
American Physicians Capital, Inc.	2,249	63,602
American Physicians Services Group, Inc.	500	12,035
#*AmeriCredit Corp.	22,900	404,185
Ameris Bancorp	4,333	25,521
*AMERISAFE, Inc.	1,500	27,810
*AmeriServe Financial, Inc.	8,400	14,700
#*Anchor Bancorp Wisconsin, Inc.	7,600	5,852
*Argo Group International Holdings, Ltd.	5,102	173,264
Aspen Insurance Holdings, Ltd.	3,900	100,620
#*Asset Acceptance Capital Corp.	8,800	63,976
Associated Banc-Corp.	800	10,248
*Avatar Holdings, Inc.	3,200	52,160
#*B of I Holding, Inc.	4,482	37,380
Baldwin & Lyons, Inc. Class B	3,050	69,570
*Bancinsurance Corp.	625	2,425
*Bancorp, Inc.	2,006	10,231
#BancTrust Financial Group, Inc.	4,257	13,665
Bank Mutual Corp.	3,800	26,676
#*Bank of Florida Corp.	4,593	6,706
*Bank of Granite Corp.	5,200	2,704
*BankAtlantic Bancorp, Inc.	15,252	22,420
BankFinancial Corp.	6,739	63,616
#Banner Corp.	6,125	18,804
Berkshire Hills Bancorp, Inc.	3,700	76,035
#Boston Private Financial Holdings, Inc.	13,300	79,135
#Brookline Bancorp, Inc.	22,100	216,359
Cadence Financial Corp.	4,023	6,638
California First National Bancorp	1,000	12,090
Capital Southwest Corp.	300	22,278
CapitalSource, Inc.	300	1,068
#*Capitol Bancorp, Ltd.	4,500	10,125
Cardinal Financial Corp.	8,700	70,905
Cascade Financial Corp.	2,600	5,148
#Cathay General Bancorp	17,600	155,408
*Center Financial Corp.	1,379	5,806
*Central Jersey Bancorp	2,678	12,988
#*Central Pacific Financial Corp.	11,700	16,497
CFS Bancorp, Inc.	3,600	16,920
#Chemical Financial Corp.	9,080	199,306
Citizens Community Bancorp, Inc.	2,754	11,099
#*Citizens First Bancorp, Inc.	1,900	741
#City National Corp.	1,060	39,930
*CNA Surety Corp.	15,930	230,348
#Columbia Banking System, Inc.	4,900	72,030
#Community Bank System, Inc.	10,000	186,100
Community Trust Bancorp, Inc.	2,600	64,012
*CompuCredit Holdings Corp.	9,303	30,514
*Cowen Group, Inc.	4,728	35,696
*Crescent Financial Corp.	3,419	13,915
*Dearborn Bancorp, Inc.	1,979	970
Delphi Financial Group, Inc. Class A	15,896	344,943
Donegal Group, Inc. Class A	7,473	109,106
Donegal Group, Inc. Class B	592	10,366
#*E*TRADE Financial Corp.	17,600	25,696
#East West Bancorp, Inc.	3,600	32,508
Eastern Insurance Holdings, Inc.	3,764	26,574
EMC Insurance Group, Inc.	4,700	96,726
*Encore Bancshares, Inc.	300	2,310
*Encore Capital Group, Inc.	8,700	130,239
#Endurance Specialty Holdings, Ltd.	2,900	104,371

1241

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
ESSA Bancorp, Inc.	1,900	$22,743
#F.N.B. Corp.	8,961	63,444
Farmers Capital Bank Corp.	1,442	16,035
FBL Financial Group, Inc. Class A	10,900	219,635
Federal Agricultural Mortgage Corp.	400	3,212
*Fidelity Southern Corp.	1,230	4,785
#Financial Federal Corp.	5,085	103,836
Financial Institutions, Inc.	950	10,032
*First Acceptance Corp.	5,500	12,100
First American Corp.	4,100	124,599
#First Bancorp (318672102)	1,800	3,402
First Bancorp (318910106)	2,000	27,120
First Busey Corp.	9,462	36,618
First Defiance Financial Corp.	1,650	23,793
First Federal Bancshares of Arkansas, Inc.	700	2,632
*First Federal of Northern Michigan Bancorp, Inc.	200	380
First Financial Bancorp	75	951
*First Horizon National Corp.	5,614	66,414
*First Investors Financial Services Group, Inc.	500	1,887
*First Keystone Financial, Inc.	100	938
First Merchants Corp.	6,300	38,556
First Midwest Bancorp, Inc.	1,000	10,400
First Niagara Financial Group, Inc.	40,583	521,086
First Place Financial Corp.	6,075	18,468
#*First Regional Bancorp	4,086	3,228
First Security Group, Inc.	2,635	7,114
Firstbank Corp.	105	620
*FirstCity Financial Corp.	3,700	24,975
Flagstone Reinsurance Holdings, Ltd.	3,100	33,945
Flushing Financial Corp.	4,709	52,882
#FNB United Corp.	4,100	6,765
*Forest City Enterprises, Inc. Class A	7,700	67,144
*Forestar Group, Inc.	100	1,476
*FPIC Insurance Group, Inc.	3,000	101,490
Fulton Financial Corp.	8,100	66,906
Genworth Financial, Inc.	4,100	43,542
#German American Bancorp, Inc.	3,726	56,039
#Great Southern Bancorp, Inc.	1,900	43,548
#*Greene Bancshares, Inc.	3,936	16,295
*Guaranty Bancorp	20,000	26,200
*Guaranty Federal Bancshares, Inc.	100	605
*Hallmark Financial Services, Inc.	15,106	115,863
Hampden Bancorp, Inc.	1,000	10,850
#Hampton Roads Bankshares, Inc.	900	1,845
*Hanmi Financial Corp.	5,000	7,650
Hanover Insurance Group, Inc.	700	29,442
#Harleysville Group, Inc.	9,618	301,332
Harleysville National Corp.	10,536	60,687
*Harris & Harris Group, Inc.	23,200	99,528
HCC Insurance Holdings, Inc.	4,340	114,533
*Heritage Commerce Corp.	4,300	11,352
HF Financial Corp.	363	3,957
*Hilltop Holdings, Inc.	3,400	40,256
*HMN Financial, Inc.	750	4,290
Home Bancshares, Inc.	64	1,384
Home Federal Bancorp, Inc.	4,500	51,975
HopFed Bancorp, Inc.	657	6,662
Horace Mann Educators Corp.	14,766	183,541
#*Horizon Financial Corp.	1,700	884
Huntington Bancshares, Inc.	10,500	40,005
IBERIABANK Corp.	4,305	186,450

1242

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Independence Holding Co.	5,757	$31,951
#Independent Bank Corp. (453836108)	1,829	38,903
#Independent Bank Corp. (453838104)	7,900	9,322
Infinity Property & Casualty Corp.	6,600	255,222
#Integra Bank Corp.	6,992	6,013
#International Bancshares Corp.	1,400	20,790
#*Intervest Bancshares Corp.	1,700	5,627
*Investors Bancorp, Inc.	2,714	29,420
#Jones Lang LaSalle, Inc.	1,800	84,330
*LaBranche & Co., Inc.	14,530	40,103
#Lakeland Bancorp, Inc.	8,014	48,725
Legacy Bancorp, Inc.	3,500	33,460
LNB Bancorp, Inc.	2,597	14,361
#*Louisiana Bancorp, Inc.	696	9,939
#*Macatawa Bank Corp.	4,400	8,448
MainSource Financial Group, Inc.	6,528	38,058
*Market Leader, Inc.	2,300	4,600
*Marlin Business Services Corp.	4,200	28,182
Marshall & Ilsley Corp.	4,100	21,812
MB Financial, Inc.	12,800	228,864
*MBIA, Inc.	13,800	56,028
MBT Financial Corp.	5,800	11,774
Meadowbrook Insurance Group, Inc.	20,452	137,642
Medallion Financial Corp.	6,000	47,100
Mercantile Bank Corp.	1,015	3,624
Mercer Insurance Group, Inc.	2,391	44,425
*Meridian Interstate Bancorp, Inc.	200	1,720
*MF Global, Ltd.	7,100	50,552
*MGIC Investment Corp.	7,300	31,463
MicroFinancial, Inc.	2,400	8,136
#MidSouth Bancorp, Inc.	7,300	105,485
Montpelier Re Holdings, Ltd.	1,700	27,472
*Nara Bancorp, Inc.	400	2,944
National Penn Bancshares, Inc.	18,842	105,892
*Navigators Group, Inc.	6,000	318,420
*Nelnet, Inc. Class A	13,000	182,390
New Hampshire Thrift Bancshares, Inc.	200	1,850
New Westfield Financial, Inc.	5,100	41,055
#NewAlliance Bancshares, Inc.	42,279	468,451
*NewBridge Bancorp	1,900	4,560
*North Valley Bancorp	200	554
Northeast Community Bancorp, Inc.	4,700	31,490
NYMAGIC, Inc.	3,249	46,428
*Ocwen Financial Corp.	18,089	197,713
#Old Republic International Corp.	13,100	139,908
OneBeacon Insurance Group, Ltd.	4,100	48,872
#Pacific Capital Bancorp	7,400	9,546
*Pacific Mercantile Bancorp	2,964	8,803
*Pacific Premier Bancorp, Inc.	800	2,976
Parkvale Financial Corp.	100	901
Patriot National Bancorp.	1,800	3,447
Peoples Bancorp, Inc.	3,800	40,812
#*PHH Corp.	17,000	274,720
#*Phoenix Cos., Inc. (The)	24,100	76,638
*PICO Holdings, Inc.	3,761	127,648
#*Pinnacle Financial Partners, Inc.	7,600	96,520
#*Piper Jaffray Cos., Inc.	3,700	171,643
#Platinum Underwriters Holdings, Ltd.	1,740	62,240
*PMA Capital Corp.	10,451	49,956
#*PMI Group, Inc. (The)	2,300	5,566
*Preferred Bank	810	2,049

1243

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Presidential Life Corp.	7,200	$67,176
*ProAssurance Corp.	11,400	573,192
#Prosperity Bancshares, Inc.	15,000	536,850
Protective Life Corp.	1,100	21,175
Provident Financial Holdings, Inc.	2,100	14,700
Provident Financial Services, Inc.	24,000	258,000
Provident New York Bancorp	15,000	127,950
QC Holdings, Inc.	800	4,160
#*Rainier Pacific Financial Group, Inc.	1,100	418
Reinsurance Group of America, Inc.	3,060	141,066
Renasant Corp.	7,550	110,532
*Republic First Bancorp, Inc.	225	990
Resource America, Inc.	6,400	24,704
*Rewards Network, Inc.	2,900	31,204
*Riverview Bancorp, Inc.	4,200	13,482
Rome Bancorp, Inc.	3,000	25,125
Safety Insurance Group, Inc.	5,800	194,126
Sanders Morris Harris Group, Inc.	8,900	51,709
Sandy Spring Bancorp, Inc.	3,998	46,217
*Seabright Insurance Holdings	7,500	83,850
Seacoast Banking Corp. of Florida	2,700	4,023
Selective Insurance Group, Inc.	19,700	301,804
SI Financial Group, Inc.	1,327	5,772
South Financial Group, Inc.	25,400	20,320
*Southern Community Financial Corp.	6,200	14,446
*Southern Connecticut Bancorp, Inc.	100	336
*Southern First Bancshares, Inc.	200	1,570
Southwest Bancorp, Inc.	4,864	47,862
*Specialty Underwriters’ Alliance, Inc.	1,900	12,958
State Auto Financial Corp.	14,000	227,640
State Bancorp, Inc.	100	764
StellarOne Corp.	135	1,432
Sterling Bancshares, Inc.	2,700	15,039
#*Sterling Financial Corp.	10,300	8,240
*Stewart Information Services Corp.	6,200	55,428
*Stratus Properties, Inc.	650	6,175
Student Loan Corp.	400	16,820
*Sun Bancorp, Inc.	8,064	32,740
#*Superior Bancorp	2,625	5,565
#Susquehanna Bancshares, Inc.	26,797	147,651
SWS Group, Inc.	2,700	36,126
#*Synovus Financial Corp.	10,400	23,088
#*Taylor Capital Group, Inc.	3,600	20,520
#*Texas Capital Bancshares, Inc.	800	11,656
*Thomas Weisel Partners Group, Inc.	7,106	32,190
#*TIB Financial Corp.	1,870	1,982
*Tidelands Bancshares, Inc.	200	700
*TierOne Corp.	5,100	10,149
Timberland Bancorp, Inc.	400	1,828
Transatlantic Holdings, Inc.	4,166	210,383
*Trenwick Group, Ltd.	1,225	9
Trustmark Corp.	10,300	195,185
#UCBH Holdings, Inc.	18,800	18,424
#Umpqua Holdings Corp.	18,900	187,299
Unico American Corp.	1,400	13,972
Union Bankshares Corp.	4,404	54,257
*United America Indemnity, Ltd.	2,953	20,701
*United Community Banks, Inc.	13,693	55,594
United Financial Bancorp, Inc.	4,288	55,101
United Fire & Casualty Co.	9,946	173,856
United Western Bancorp, Inc.	2,600	9,542

1244

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Unitrin, Inc.	4,000	$78,400
#*Validus Holdings, Ltd.	1,264	31,979
Washington Federal, Inc.	4,201	72,047
Webster Financial Corp.	18,800	212,628
WesBanco, Inc.	8,568	121,237
West Bancorporation	21,865	96,206
#*Western Alliance Bancorp	2,600	11,310
White Mountains Insurance Group, Ltd.	400	124,068
Whitney Holding Corp.	14,900	119,647
#Wintrust Financial Corp.	8,700	245,427
Yadkin Valley Financial Corp.	3,382	12,446
Zenith National Insurance Corp.	11,900	339,507
#Zions Bancorporation	3,800	53,808
*ZipRealty, Inc.	1,329	4,984

Total Financials		17,449,247

Health Care — (5.0%)
*Adolor Corp.	5,884	8,532
#*Albany Molecular Research, Inc.	12,600	102,564
*Allied Healthcare International, Inc.	16,200	43,092
*Allied Healthcare Products, Inc.	1,700	9,299
*Allion Healthcare, Inc.	6,200	39,928
*American Dental Partners, Inc.	1,050	12,484
*American Shared Hospital Services	400	1,040
*AMICAS, Inc.	14,650	46,147
*Amsurg Corp.	1,300	27,391
*AngioDynamics, Inc.	8,491	128,214
*Arrhythmia Research Technology, Inc.	291	1,196
*Assisted Living Concepts, Inc.	440	9,117
*BioScrip, Inc.	140	1,056
*Caliper Life Sciences, Inc.	13,208	29,190
*Cambrex Corp.	2,400	14,400
*Cantel Medical Corp.	6,149	98,753
*Capital Senior Living Corp.	6,400	33,856
*Cardiac Science Corp.	8,630	30,205
*Celera Corp.	3,200	19,808
*Celldex Therapeutics, Inc.	1,696	7,395
#*Community Health Systems, Inc.	3,500	109,480
*CONMED Corp.	9,700	205,543
#Cooper Cos., Inc.	13,500	378,135
*Cross Country Healthcare, Inc.	10,928	90,265
*Cutera, Inc.	400	3,604
*Digirad Corp.	3,300	8,085
#*Emeritus Corp.	2,700	50,382
*Endologix, Inc.	100	476
#*ev3, Inc.	11,100	130,758
*Five Star Quality Care, Inc.	600	2,070
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	1,310
*Gentiva Health Services, Inc.	7,700	184,800
#*Greatbatch, Inc.	5,600	110,152
*Harvard Bioscience, Inc.	7,600	27,512
*HealthSpring, Inc.	2,300	32,959
*HealthTronics, Inc.	11,755	26,919
*Hi-Tech Pharmacal Co., Inc.	3,930	71,683
*Home Diagnostics, Inc.	1,634	10,212
*IntegraMed America, Inc.	123	1,046
#Invacare Corp.	5,120	114,842
#*Inverness Medical Innovations, Inc.	5,800	220,458
*Kindred Healthcare, Inc.	15,400	226,380
#*King Pharmaceuticals, Inc.	1,600	16,208
*Lannet Co., Inc.	4,599	30,905

1245

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*LCA-Vision, Inc.	34,700	$156,150
*LeMaitre Vascular, Inc.	2,800	11,956
#*LifePoint Hospitals, Inc.	11,400	322,962
*MedCath Corp.	6,764	55,532
Medicis Pharmaceutical Corp. Class A	600	12,702
#MedQuist, Inc.	1,842	10,647
*Merge Healthcare, Inc.	624	2,234
*Misonix, Inc.	2,000	5,080
*Nabi Biopharmaceuticals	1,000	3,250
*Odyssey Healthcare, Inc.	6,400	89,216
*Osteotech, Inc.	5,900	25,488
*Par Pharmaceutical Cos., Inc.	2,500	52,425
*PDI, Inc.	4,100	20,582
*Prospect Medical Holdings, Inc.	2,880	11,520
*Regeneration Technologies, Inc.	1,100	4,312
*RehabCare Group, Inc.	5,900	110,625
*Res-Care, Inc.	34,907	419,931
*Skilled Healthcare Group, Inc.	3,000	24,120
*Spectrum Pharmaceuticals, Inc.	3,900	16,185
*SRI/Surgical Express, Inc.	900	2,124
*SunLink Health Systems, Inc.	887	2,084
#*Sunrise Senior Living, Inc.	1,000	4,160
*Theragenics Corp.	11,300	15,255
*United American Healthcare Corp.	600	564
*Universal American Corp.	8,568	85,680
*Urologix, Inc.	4,900	5,684
*Viropharma, Inc.	1,300	9,802
*Vital Images, Inc.	2,700	30,807
*WellCare Health Plans, Inc.	1,400	36,582
Young Innovations, Inc.	500	11,825

Total Health Care		4,277,335

Industrials — (13.1%)
A.O. Smith Corp.	5,710	226,287
#*AAR Corp.	3,700	72,557
*ACCO Brands Corp.	2,100	12,726
Aceto Corp.	7,800	43,212
Aircastle, Ltd.	3,700	29,304
#*AirTran Holdings, Inc.	69	292
Alamo Group, Inc.	1,863	25,523
*Alaska Air Group, Inc.	13,600	349,792
Albany International Corp.	800	13,328
#Alexander & Baldwin, Inc.	3,400	98,022
*Allied Defense Group, Inc.	2,800	17,640
*Allied Motion Technologies, Inc.	400	900
*Altra Holdings, Inc.	10,200	89,454
#*Amerco, Inc.	6,865	290,184
#Apogee Enterprises, Inc.	1,100	14,564
Applied Industrial Technologies, Inc.	12,825	259,450
#*Argon ST, Inc.	2,200	40,920
#Arkansas Best Corp.	9,500	245,290
#*Arotech Corp.	4,100	8,077
*AT Cross Co.	1,675	6,281
*Avalon Holding Corp. Class A	262	655
#Baldor Electric Co.	9,100	235,235
*Baldwin Technology Co., Inc. Class A	3,076	5,475
#Barnes Group, Inc.	2,500	39,625
Barrett Business Services, Inc.	2,000	23,200
#*BlueLinx Holdings, Inc.	3,500	10,255
*BNS Holding, Inc.	240	1,267
*Bowne & Co., Inc.	310	2,024

1246

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Briggs & Stratton Corp.	18,800	$351,560
*Builders FirstSource, Inc.	2,500	9,725
CDI Corp.	329	4,007
#*Cenveo, Inc.	632	4,475
*Ceradyne, Inc.	2,100	33,852
*Champion Industries, Inc.	1,800	3,276
*Commercial Vehicle Group, Inc.	7,600	35,948
CompX International, Inc.	200	1,406
*Cornell Cos., Inc.	2,208	50,431
*Covenant Transportation Group, Inc.	3,300	16,632
*CPI Aerostructures, Inc.	1,500	10,260
#*Dollar Thrifty Automotive Group, Inc.	8,100	149,931
Ducommun, Inc.	1,031	17,548
*Dycom Industries, Inc.	3,615	35,716
Eastern Co.	150	2,395
Ecology & Environment, Inc. Class A	210	3,045
#Encore Wire Corp.	2,693	55,880
*EnerSys, Inc.	15,860	350,506
Ennis, Inc.	6,134	92,930
#*EnPro Industries, Inc.	3,807	85,962
*Esterline Technologies Corp.	9,859	415,162
*ExpressJet Holdings, Inc.	88	264
Federal Signal Corp.	13,200	81,048
*First Advantage Corp.	1,600	28,160
*Flanders Corp.	3,367	16,970
*Franklin Covey Co.	6,600	34,452
Frozen Food Express Industries, Inc.	5,100	14,790
G & K Services, Inc. Class A	8,200	181,630
#GATX Corp.	15,076	409,766
*Gencor Industries, Inc.	600	4,500
*Gibraltar Industries, Inc.	10,700	115,774
*GP Strategies Corp.	2,300	16,192
*Greenbrier Cos., Inc.	4,536	40,280
*Griffon Corp.	17,488	153,370
*H&E Equipment Services, Inc.	7,100	75,260
Hardinge, Inc.	2,569	13,487
*Herley Industries, Inc.	4,300	48,633
#*Hertz Global Holdings, Inc.	14,600	135,926
*Hirsch International Corp. Class A	300	51
*Hudson Highland Group, Inc.	5,000	16,200
*ICT Group, Inc.	3,800	60,230
*Innotrac Corp.	900	2,880
#*Interline Brands, Inc.	1,900	27,740
International Shipholding Corp.	400	13,260
*Intersections, Inc.	6,500	37,050
*JetBlue Airways Corp.	9,900	49,104
*JPS Industries, Inc.	1,000	3,400
*Kadant, Inc.	4,800	61,872
Kaman Corp. Class A	3,600	74,376
*Kelly Services, Inc. Class A	11,300	125,204
*Key Technology, Inc.	987	10,709
Kimball International, Inc. Class B	7,471	56,032
L.S. Starrett Co. Class A	200	2,050
*Ladish Co., Inc.	200	2,592
*Layne Christensen Co.	500	12,950
*LECG Corp.	3,800	13,110
*Lydall, Inc.	3,900	19,500
*M&F Worldwide Corp.	6,100	129,808
*Magnetek, Inc.	6,800	8,500
*Marten Transport, Ltd.	7,800	136,812
*Metalico, Inc.	2,000	8,080

1247

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*MFRI, Inc.	2,300	$15,456
*Miller Industries, Inc.	1,900	19,095
#*Mobile Mini, Inc.	9,000	130,500
*MPS Group, Inc.	36,900	498,888
Mueller Water Products, Inc.	32,100	143,808
NACCO Industries, Inc. Class A	2,390	142,444
*National Patent Development Corp.	1,000	1,600
National Technical Systems, Inc.	3,198	18,165
*NN, Inc.	5,500	24,475
#*North American Galvanizing & Coating, Inc.	17,800	89,356
*Northwest Pipe Co.	2,813	84,671
*On Assignment, Inc.	2,895	17,486
#*Owens Corning, Inc.	6,700	148,137
*P.A.M. Transportation Services, Inc.	3,545	27,509
*Paragon Technologies, Inc.	781	2,226
*Park-Ohio Holdings Corp.	2,100	13,062
*Patrick Industries, Inc.	1,000	2,000
*PGT, Inc.	375	926
*Pinnacle Airlines Corp.	400	2,412
Portec Rail Products, Inc.	642	5,592
*PowerSecure International, Inc.	1,800	14,976
Preformed Line Products Co.	600	23,100
Providence & Worcester Railroad Co.	200	2,225
*RCM Technologies, Inc.	4,279	9,713
#Regal-Beloit Corp.	3,106	145,609
*Republic Airways Holdings, Inc.	15,000	120,150
*Rush Enterprises, Inc. Class A	9,000	98,280
*Rush Enterprises, Inc. Class B	1,650	15,098
#Ryder System, Inc.	3,200	129,760
*Saia, Inc.	3,700	54,242
#*School Specialty, Inc.	7,600	169,100
Seaboard Corp.	200	270,200
*SIFCO Industries, Inc.	161	2,149
SkyWest, Inc.	23,200	324,104
*Sparton Corp.	2,336	9,694
*Spherion Corp.	15,600	77,220
Standex International Corp.	4,109	72,236
Steelcase, Inc. Class A	5,200	30,004
*Sunair Electronics, Inc.	600	1,602
Superior Uniform Group, Inc.	2,395	21,076
*Supreme Industries, Inc.	1,318	3,110
*Sypris Solutions, Inc.	6,800	21,080
#TAL International Group, Inc.	900	10,674
*TeamStaff, Inc.	550	550
Technology Research Corp.	2,000	7,200
*Tecumseh Products Co. Class A	4,000	41,800
*Tecumseh Products Co. Class B	100	1,037
Timken Co.	5,200	114,556
Todd Shipyards Corp.	600	10,008
*Trailer Bridge, Inc.	200	804
*TRC Cos., Inc.	6,200	19,654
Tredegar Industries, Inc.	14,219	193,805
*Trex Co., Inc.	400	6,364
*Trimas Corp.	3,800	17,100
#Trinity Industries, Inc.	3,500	59,080
Triumph Group, Inc.	2,800	131,068
#*Tutor Perini Corp.	3,000	52,950
*United Capital Corp.	700	12,712
*United Rentals, Inc.	6,600	62,634
Universal Forest Products, Inc.	6,400	228,352
*USA Truck, Inc.	3,200	35,936

1248

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*USG Corp.	1,300	$17,082
Viad Corp.	4,400	77,000
*Vicor Corp.	1,400	9,548
Virco Manufacturing Corp.	4,600	12,788
*Volt Information Sciences, Inc.	7,550	61,230
*Wabash National Corp.	5,600	10,976
*Waste Services, Inc.	2,500	16,400
Watts Water Technologies, Inc.	11,300	319,225
*WCA Waste Corp.	6,200	24,862
#Werner Enterprises, Inc.	26,500	496,875
*Willis Lease Finance Corp.	3,800	48,374

Total Industrials		11,237,378

Information Technology — (14.4%)
*3Com Corp.	150,900	775,626
*Acorn Energy, Inc.	1,500	10,485
*ActivIdentity Corp.	16,421	37,276
*Acxiom Corp.	33,397	383,398
*Adaptec, Inc.	44,846	143,059
#*Advanced Energy Industries, Inc.	3,200	39,072
*Aetrium, Inc.	1,800	5,022
Agilysys, Inc.	10,400	48,984
American Software, Inc. Class A	3,189	20,728
*Anaren, Inc.	6,200	90,644
*Applied Micro Circuits Corp.	22,613	176,834
#*Arris Group, Inc.	17,900	183,654
*Arrow Electronics, Inc.	9,059	229,555
*Astea International, Inc.	40	133
Astro-Med, Inc.	1,475	9,145
#*ATMI, Inc.	100	1,515
*Avid Technology, Inc.	10,700	135,141
*Avocent Corp.	5,352	133,104
AVX Corp.	6,284	71,135
*Aware, Inc.	1,426	3,337
*AXT, Inc.	7,406	17,108
Bel Fuse, Inc. Class B	1,283	23,222
*Benchmark Electronics, Inc.	27,623	464,066
Black Box Corp.	6,700	177,617
*Bogen Communications International, Inc.	1,000	2,445
*Brooks Automation, Inc.	27,300	187,824
#*CACI International, Inc. Class A	1,200	57,144
*CalAmp Corp.	4,301	13,376
*California Micro Devices Corp.	8,400	25,116
*Cascade Microtech, Inc.	4,035	21,789
*Checkpoint Systems, Inc.	3,200	43,424
*Ciber, Inc.	18,600	59,892
*Clearfield, Inc.	800	3,112
#*Coherent, Inc.	10,797	271,329
Cohu, Inc.	6,597	75,074
•#*Commerce One LLC	4,310	—
Communications Systems, Inc.	1,500	16,470
*Computer Task Group, Inc.	6,000	41,820
*Convergys Corp.	3,500	37,975
*CSP, Inc.	66	243
CTS Corp.	9,000	80,640
*CyberOptics Corp.	3,400	20,502
*Data I/O Corp.	1,500	5,700
*Datalink Corp.	900	3,582
*Dataram Corp.	3,283	8,831
*DDi Corp.	4,900	19,845
*Digi International, Inc.	9,200	73,140

1249

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Digimarc Corp.	457	$6,398
*Ditech Networks, Inc.	10,854	13,893
*DSP Group, Inc.	9,700	56,066
*Dynamics Research Corp.	3,642	46,654
*Easylink Services International Corp.	400	604
*EchoStar Corp.	2,200	39,952
*Edgewater Technology, Inc.	4,067	11,591
Electro Rent Corp.	9,085	97,300
*Electro Scientific Industries, Inc.	10,500	114,870
#*Electronics for Imaging, Inc.	6,100	71,126
*EMS Technologies, Inc.	3,900	67,977
*Endwave Corp.	3,700	8,621
*Epicor Software Corp.	38,000	293,360
*ePlus, Inc.	2,500	37,600
*Exar Corp.	11,468	79,129
*Fairchild Semiconductor Corp. Class A	5,000	37,400
#*FEI Co.	100	2,381
*Frequency Electronics, Inc.	3,304	14,538
*Gerber Scientific, Inc.	7,000	32,340
*Globecomm Systems, Inc.	1,300	8,788
*Glu Mobile, Inc.	3,700	3,848
*GSI Technology, Inc.	16,800	60,648
*GTSI Corp.	3,196	23,810
*Hackett Group, Inc.	511	1,594
*Harmonic, Inc.	45,300	237,825
*Harris Stratex Networks, Inc. Class A	6,521	41,082
*Henry Bros. Electronics, Inc.	546	2,588
•*Here Media, Inc.	340	—
•*Here Media, Inc. Special Shares	340	—
*Hutchinson Technology, Inc.	8,900	51,798
*Hypercom Corp.	14,300	40,755
*I.D. Systems, Inc.	1,100	4,015
*IAC/InterActiveCorp	5,000	94,700
*Ikanos Communications, Inc.	10,776	18,642
*Imation Corp.	12,300	108,486
*infoGROUP, Inc.	5,000	32,800
*InfoSpace, Inc.	13,100	112,267
*Ingram Micro, Inc.	11,900	210,035
*Insight Enterprises, Inc.	17,564	184,773
*InsWeb Corp.	333	1,002
*Integrated Device Technology, Inc.	30,500	179,340
*Integrated Silicon Solution, Inc.	9,260	32,410
*International Rectifier Corp.	6,400	116,992
*Internet Brands, Inc.	4,400	32,736
*Internet Capital Group, Inc.	13,300	96,691
*IntriCon Corp.	700	2,362
iPass, Inc.	23,900	31,070
*IXYS Corp.	11,100	74,370
Jabil Circuit, Inc.	9,000	120,420
*JDA Software Group, Inc.	100	1,984
Keithley Instruments, Inc.	3,734	12,173
*KEY Tronic Corp.	3,598	8,131
*Keynote Systems, Inc.	4,100	41,902
*Kopin Corp.	6,760	30,014
*KVH Industries, Inc.	1,200	12,600
*L-1 Identity Solutions, Inc.	28,177	166,526
*Lattice Semiconductor Corp.	39,700	75,827
*Lawson Software, Inc.	1,400	8,834
*LeCroy Corp.	1,852	6,926
*Logic Devices, Inc.	800	776
*LookSmart, Ltd.	6,700	8,777

1250

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Loral Space & Communications, Inc.	3,500	$92,470
*Mentor Graphics Corp.	16,100	117,530
*Mercury Computer Systems, Inc.	4,959	53,061
#*Merix Corp.	1,176	1,870
*Merrimac Industries, Inc.	200	1,580
Methode Electronics, Inc.	7,900	57,275
#*MKS Instruments, Inc.	20,600	322,184
*ModusLink Global Solutions, Inc.	16,700	137,274
*Nanometrics, Inc.	6,400	52,480
*Newport Corp.	11,200	83,328
*Novellus Systems, Inc.	7,500	154,350
*Nu Horizons Electronics Corp.	6,600	25,674
O.I. Corp.	400	2,870
*Occam Networks, Inc.	1,600	4,768
*OmniVision Technologies, Inc.	3,500	42,910
*Openwave Systems, Inc.	1,200	2,724
OPNET Technologies, Inc.	100	1,090
*Opnext, Inc.	1,000	2,460
*Optical Cable Corp.	1,600	4,832
*ORBCOMM, Inc.	9,700	22,989
*OSI Systems, Inc.	3,268	64,151
*PAR Technology Corp.	5,200	28,340
*PC Connection, Inc.	8,100	47,628
*PC-Tel, Inc.	7,638	44,759
*PDF Solutions, Inc.	3,000	10,620
Pegasystems, Inc.	1	29
*Perceptron, Inc.	73	246
*Performance Technologies, Inc.	3,750	10,538
*Pericom Semiconductor Corp.	2,192	20,627
*Perot Systems Corp.	8,000	239,520
*Pervasive Software, Inc.	7,700	37,730
#*Photronics, Inc.	10,900	45,562
Plantronics, Inc.	700	16,877
*PLATO Learning, Inc.	6,300	27,846
*Presstek, Inc.	200	340
•*Price Communications Liquidation Trust	16,900	2,308
Qualstar Corp.	7,400	14,134
*RadiSys Corp.	8,000	68,080
*RealNetworks, Inc.	48,764	174,087
*Relm Wireless Corp.	300	831
#*RF Micro Devices, Inc.	115	458
Richardson Electronics, Ltd.	4,600	25,990
#*Rofin-Sinar Technologies, Inc.	900	19,305
*Rudolph Technologies, Inc.	10,100	64,034
#*Sandisk Corp.	400	8,192
*SCM Microsystems, Inc.	5,300	13,356
*SeaChange International, Inc.	9,300	62,961
Servidyne, Inc.	1,260	2,640
*Silicon Graphics International Corp.	8,800	52,448
*Silicon Image, Inc.	1,500	3,165
*Silicon Storage Technology, Inc.	36,200	73,486
#*Skyworks Solutions, Inc.	10,383	108,295
*Smart Modular Technologies (WWH), Inc.	800	3,248
*SonicWALL, Inc.	8,357	66,355
*Spectrum Control, Inc.	3,500	29,575
*SRA International, Inc.	200	3,752
*Standard Microsystems Corp.	1,900	36,594
*StarTek, Inc.	5,200	30,160
*Support.com, Inc.	14,050	33,720
*Sycamore Networks, Inc.	100,500	286,425
*Symmetricom, Inc.	16,400	78,556

1251

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*SYNNEX Corp.	11,400	$293,322
*Tech Data Corp.	13,700	526,491
*TechTarget, Inc.	600	3,780
*TechTeam Global, Inc.	3,500	27,405
*Telular Corp.	4,000	11,880
Tessco Technologies, Inc.	600	10,170
TheStreet.com, Inc.	4,800	11,952
*THQ, Inc.	200	1,046
*TIBCO Software, Inc.	8,925	78,094
*Tier Technologies, Inc. Class B	6,000	49,080
*Tollgrade Communications, Inc.	4,700	27,965
*Track Data Corp.	575	2,306
*TTM Technologies, Inc.	6,700	68,139
Ulticom, Inc.	13,900	36,557
United Online, Inc.	18,618	148,944
#*UTStarcom, Inc.	41,002	74,214
#*Veeco Instruments, Inc.	100	2,435
*Vicon Industries, Inc.	1,400	9,450
*Virage Logic Corp.	7,350	43,365
*Virtusa Corp.	3,900	35,022
*Vishay Intertechnology, Inc.	6,800	42,364
*Web.com Group, Inc.	4,414	31,075
*WPCS International, Inc.	1,947	5,880
*ZiLOG, Inc.	5,000	13,500
*Zoran Corp.	18,131	160,822
*Zygo Corp.	125	864

Total Information Technology		12,338,059

Materials — (3.3%)
A. Schulman, Inc.	8,700	151,119
A.M. Castle & Co.	1,800	20,286
*American Pacific Corp.	700	4,956
Ashland, Inc.	1,300	44,902
*Buckeye Technologies, Inc.	14,923	133,710
*BWAY Holding Co.	200	3,554
Cabot Corp.	5,400	118,422
#Carpenter Technology Corp.	1,400	29,442
*Core Molding Technologies, Inc.	1,192	3,350
*Ferro Corp.	16,500	101,145
Friedman Industries, Inc.	2,536	14,633
*Graphic Packaging Holding Co.	55,500	127,095
#*Headwaters, Inc.	14,800	60,976
Kaiser Aluminum Corp.	1,400	55,930
#*Kronos Worldwide, Inc.	200	2,674
#*Louisiana-Pacific Corp.	25,700	134,925
MeadWestavco Corp.	12,300	280,809
Minerals Technologies, Inc.	1,400	68,964
*Mines Management, Inc.	2,500	5,900
*Mod-Pac Corp.	962	2,780
Neenah Paper, Inc.	5,000	51,750
NL Industries, Inc.	17,200	106,640
*OM Group, Inc.	3,600	97,272
#P.H. Glatfelter Co.	11,400	120,498
*Penford Corp.	900	5,310
*PolyOne Corp.	14,527	81,061
Quaker Chemical Corp.	247	5,088
*Ready Mix, Inc.	923	2,861
Reliance Steel & Aluminum Co.	900	32,832
*Rock of Ages Corp.	500	1,780
*RTI International Metals, Inc.	1,700	35,207
Schweitzer-Maudoit International, Inc.	1,309	67,610

1252

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Spartech Corp.	10,300	$98,571
#*Stillwater Mining Co.	15,600	96,720
Temple-Inland, Inc.	2,000	30,900
Texas Industries, Inc.	2,200	73,238
*U.S. Concrete, Inc.	14,100	22,701
#*U.S. Gold Corp.	18,900	51,030
*Wausau Paper Corp.	4,655	40,824
Westlake Chemical Corp.	13,100	318,199
#Worthington Industries, Inc.	12,590	139,120

Total Materials		2,844,784

Other — (0.0%)
•*Big 4 Ranch, Inc.	300	—
•*ePresence, Inc. Escrow Shares	2,300	—
•*MAIR Holdings, Inc. Escrow Shares	4,800	—
•*Petrocorp, Inc. Escrow Shares	1,700	102
•*Tripos Escrow Shares	100	9

Total Other		111

Telecommunication Services — (0.2%)
*Arbinet Corp.	9,000	19,710
D&E Communications, Inc.	5,508	61,690
*General Communications, Inc. Class A	5,000	30,750
*IDT Corp.	2,100	7,287
*Purple Communications, Inc.	21	35
*SureWest Communications	4,700	41,454
*Xeta Corp.	3,600	8,910

Total Telecommunication Services		169,836

Utilities — (0.1%)
#*Mirant Corp.	6,500	90,870
#*RRI Energy, Inc.	3,700	19,499

Total Utilities		110,369

TOTAL COMMON STOCKS		66,906,640

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	378	49
•*Lantronix, Inc. Warrants	11	—

TOTAL RIGHTS/WARRANTS		49

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $470,000 FHLMC 4.50%, 05/01/23, valued at $398,817) to be repurchased at $390,006	$390	390,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (21.4%)
§@DFA Short Term Investment Fund LP	18,201,187	18,201,187

1253

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $169,605 FHLMC 5.793% (r), 01/01/37, valued at $95,277) to be repurchased at $92,503	$93	$92,502

TOTAL SECURITIES LENDING COLLATERAL		18,293,689

TOTAL INVESTMENTS — (100.0%) (Cost $113,119,426)		$85,590,378

See accompanying Notes to Financial Statements.

1254

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value†
COMMON STOCKS — (84.6%)
Consumer Discretionary — (14.0%)
#*AutoNation, Inc.	4,876	$84,062
Carnival Corp.	35,339	1,029,072
CBS Corp.	1,014	11,965
CBS Corp. Class B	46,943	552,519
#*Clear Channel Outdoor Holdings, Inc.	1,200	8,184
Comcast Corp. Class A	140,328	2,034,756
Comcast Corp. Special Class A	43,718	612,926
#*Discovery Communications, Inc. (25470F104)	7,505	206,387
*Discovery Communications, Inc. (25470F302)	7,605	182,672
Disney (Walt) Co.	68,551	1,876,241
#*Expedia, Inc.	16,550	375,188
Fortune Brands, Inc.	9,104	354,601
#J.C. Penney Co., Inc.	11,900	394,247
Lennar Corp. Class A	2,500	31,500
#*Liberty Global, Inc. Class A	7,090	145,558
#*Liberty Global, Inc. Series C	5,190	106,810
*Liberty Media Corp. Entertainment Class A	37,366	1,151,620
*Liberty Media Corp. Interactive Class A	42,599	483,073
Macy’s, Inc.	18,232	320,336
#*MGM Mirage	2,900	26,883
#*Mohawk Industries, Inc.	5,250	224,857
News Corp. Class A	79,240	912,845
#News Corp. Class B	32,339	439,810
#*Royal Caribbean Cruises, Ltd.	8,700	176,001
#*Sears Holdings Corp.	7,700	522,522
Time Warner Cable, Inc.	26,584	1,048,473
Time Warner, Inc.	79,733	2,401,558
#*Toll Brothers, Inc.	10,707	185,445
Washington Post Co.	400	172,800
Wendy’s/Arby’s Group, Inc.	11,000	43,450
#Whirlpool Corp.	4,418	316,285
#Wyndham Worldwide Corp.	4,229	72,104

Total Consumer Discretionary		16,504,750

Consumer Staples — (5.7%)
Archer-Daniels-Midland Co.	24,883	749,476
#Bunge, Ltd.	3,700	211,122
*Constellation Brands, Inc. Class A	11,326	179,177
Corn Products International, Inc.	5,700	160,626
CVS Caremark Corp.	66,112	2,333,754
Del Monte Foods Co.	388	4,190
J.M. Smucker Co.	7,250	382,292
#Kraft Foods, Inc.	34,024	936,340
Molson Coors Brewing Co.	11,200	548,464
#PepsiAmericas, Inc.	9,700	283,628
*Ralcorp Holdings, Inc.	800	42,960
Safeway, Inc.	15,227	340,019
SUPERVALU, Inc.	16,003	253,968
#Tyson Foods, Inc. Class A	22,881	286,470

Total Consumer Staples		6,712,486

Energy — (11.5%)
Anadarko Petroleum Corp.	32,664	1,990,218
BJ Services Co.	8,000	153,600
Cabot Oil & Gas Corp.	3,150	121,180
Chesapeake Energy Corp.	33,400	818,300
#Cimarex Energy Co.	5,000	195,800
ConocoPhillips	69,906	3,507,883

1255

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#ENSCO International, Inc.	8,598	$393,702
#Helmerich & Payne, Inc.	6,903	262,452
Hess Corp.	10,100	552,874
Marathon Oil Corp.	43,371	1,386,571
#*Nabors Industries, Ltd.	8,984	187,137
*National-Oilwell, Inc.	16,200	664,038
Noble Energy, Inc.	6,100	400,343
#Patterson-UTI Energy, Inc.	3,150	49,077
#Pioneer Natural Resources Co.	6,412	263,597
*Plains Exploration & Production Co.	4,200	111,300
*Pride International, Inc.	7,144	211,177
Rowan Cos., Inc.	4,500	104,625
#Smith International, Inc.	9,534	264,378
Sunoco, Inc.	2,000	61,600
#Tesoro Petroleum Corp.	3,600	50,904
Tidewater, Inc.	3,900	162,513
#Valero Energy Corp.	21,156	382,924
*Whiting Petroleum Corp.	1,616	91,142
XTO Energy, Inc.	29,031	1,206,528

Total Energy		13,593,863

Financials — (26.5%)
*Allegheny Corp.	694	173,500
Allied World Assurance Co. Holdings, Ltd.	200	8,952
Allstate Corp.	35,100	1,037,907
American Financial Group, Inc.	8,800	216,480
#American National Insurance Co.	2,002	167,147
#*AmeriCredit Corp.	365	6,442
Ameriprise Financial, Inc.	4,100	142,147
*Arch Capital Group, Ltd.	1,100	74,107
Aspen Insurance Holdings, Ltd.	2,161	55,754
Assurant, Inc.	3,100	92,783
Axis Capital Holdings, Ltd.	4,303	124,314
Bank of America Corp.	226,546	3,303,041
Bank of New York Mellon Corp.	25,810	688,095
#BB&T Corp.	4,400	105,204
Capital One Financial Corp.	25,353	927,920
Chubb Corp.	26,600	1,290,632
Cincinnati Financial Corp.	12,283	311,497
Citigroup, Inc.	260,946	1,067,269
#City National Corp.	1,200	45,204
#CME Group, Inc.	2,838	858,807
#*CNA Financial Corp.	19,206	418,115
#Comerica, Inc.	9,200	255,300
Discover Financial Services	24,877	351,761
#Everest Re Group, Ltd.	2,061	180,317
Fidelity National Financial, Inc.	15,720	213,320
#Fifth Third Bancorp	23,000	205,620
First American Corp.	7,400	224,886
*First Horizon National Corp.	6,682	79,048
First Niagara Financial Group, Inc.	224	2,876
Genworth Financial, Inc.	15,000	159,300
Hanover Insurance Group, Inc.	3,901	164,076
#Hartford Financial Services Group, Inc.	21,765	533,678
#HCC Insurance Holdings, Inc.	7,000	184,730
Huntington Bancshares, Inc.	4,800	18,288
Invesco, Ltd.	9,820	207,693
JPMorgan Chase & Co.	106,810	4,461,454
#KeyCorp	21,700	116,963
#Legg Mason, Inc.	6,600	192,126
Lincoln National Corp.	20,300	483,749

1256

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Loews Corp.	32,846	$1,087,203
#M&T Bank Corp.	6,300	395,955
#*Markel Corp.	139	44,855
Marshall & Ilsley Corp.	1,600	8,512
Mercury General Corp.	3,900	142,194
MetLife, Inc.	57,733	1,964,654
Morgan Stanley	48,230	1,549,148
*NASDAQ OMX Group, Inc. (The)	3,800	68,628
#New York Community Bancorp, Inc.	26,100	281,880
NYSE Euronext, Inc.	12,900	333,465
#Old Republic International Corp.	17,759	189,666
PartnerRe, Ltd.	1,300	99,424
#People’s United Financial, Inc.	3,800	60,914
PNC Financial Services Group, Inc.	15,782	772,371
Prudential Financial, Inc.	25,700	1,162,411
#Raymond James Financial, Inc.	2,000	47,220
Regions Financial Corp.	12,500	60,500
Reinsurance Group of America, Inc.	5,509	253,965
RenaissanceRe Holdings, Ltd.	1,500	78,750
#SunTrust Banks, Inc.	17,900	342,069
Transatlantic Holdings, Inc.	4,100	207,050
Travelers Cos., Inc. (The)	41,188	2,050,751
Unum Group	25,019	499,129
#W. R. Berkley Corp.	8,100	200,232
#Wesco Financial Corp.	400	131,200
White Mountains Insurance Group, Ltd.	433	134,304

Total Financials		31,316,952

Health Care — (4.7%)
Aetna, Inc.	14,245	370,797
*Boston Scientific Corp.	56,190	456,263
Cardinal Health, Inc.	4,826	136,769
*CareFusion Corp.	2,163	48,386
*Community Health Systems, Inc.	4,772	149,268
*Coventry Health Care, Inc.	4,662	92,447
#*Hologic, Inc.	9,520	140,706
#*Humana, Inc.	4,100	154,078
#*Inverness Medical Innovations, Inc.	2,550	96,925
#*King Pharmaceuticals, Inc.	15,000	151,950
Omnicare, Inc.	7,100	153,857
PerkinElmer, Inc.	7,200	133,992
Teleflex, Inc.	600	29,850
*Thermo Fisher Scientific, Inc.	14,100	634,500
UnitedHealth Group, Inc.	33,610	872,180
*Watson Pharmaceuticals, Inc.	8,300	285,686
#*WellPoint, Inc.	34,119	1,595,404

Total Health Care		5,503,058

Industrials — (12.1%)
#*AGCO Corp.	833	23,416
Burlington Northern Santa Fe Corp.	23,827	1,794,650
CSX Corp.	29,860	1,259,495
Eaton Corp.	5,100	308,295
#FedEx Corp.	8,041	584,500
General Electric Co.	244,300	3,483,718
#*Hertz Global Holdings, Inc.	12,096	112,614
#Ingersoll-Rand P.L.C.	8,604	271,800
*Kansas City Southern	1,146	27,768
#Masco Corp.	21,346	250,815
Norfolk Southern Corp.	27,700	1,291,374
Northrop Grumman Corp.	23,289	1,167,478

1257

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Pentair, Inc.	5,692	$165,637
R. R. Donnelley & Sons Co.	12,438	249,755
Republic Services, Inc.	7,517	194,765
#Ryder System, Inc.	4,000	162,200
Southwest Airlines Co.	55,860	469,224
#SPX Corp.	600	31,668
Timken Co.	600	13,218
Tyco International, Ltd.	8,500	285,175
#Union Pacific Corp.	35,126	1,936,848
*URS Corp.	4,930	191,580

Total Industrials		14,275,993

Information Technology — (2.9%)
*Activision Blizzard, Inc.	26,782	290,049
*Arrow Electronics, Inc.	7,300	184,982
*Avnet, Inc.	10,700	265,146
AVX Corp.	3,900	44,148
*Computer Sciences Corp.	11,483	582,303
Fidelity National Information Services, Inc.	10,880	236,749
*IAC/InterActiveCorp	10,123	191,730
*Ingram Micro, Inc.	12,277	216,689
*Micron Technology, Inc.	52,000	353,080
#*Sandisk Corp.	8,200	167,936
*Tellabs, Inc.	9,200	55,384
Tyco Electronics, Ltd.	21,020	446,675
#Xerox Corp.	51,781	389,393

Total Information Technology		3,424,264

Materials — (3.4%)
#Alcoa, Inc.	56,676	703,916
Ashland, Inc.	1,700	58,718
Commercial Metals Co.	300	4,452
Dow Chemical Co.	54,213	1,272,921
International Paper Co.	32,363	722,019
MeadWestavco Corp.	12,941	295,443
Reliance Steel & Aluminum Co.	4,000	145,920
#Steel Dynamics, Inc.	4,700	62,933
#United States Steel Corp.	4,600	158,654
#Weyerhaeuser Co.	16,032	582,603

Total Materials		4,007,579

Telecommunication Services — (3.3%)
AT&T, Inc.	122,641	3,148,194
#*Sprint Nextel Corp.	133,449	395,009
Telephone & Data Systems, Inc.	4,000	118,480
Telephone & Data Systems, Inc. Special Shares	3,000	82,800
*United States Cellular Corp.	3,700	135,457
Verizon Communications, Inc.	6	178

Total Telecommunication Services		3,880,118

Utilities — (0.5%)
*AES Corp.	7,112	92,954
*Calpine Corp.	13,455	151,234
#*Mirant Corp.	3,500	48,930
*NRG Energy, Inc.	1,900	43,681
*Public Service Enterprise Group, Inc.	800	23,840
Questar Corp.	2,711	108,006

1258

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#*RRI Energy, Inc.	10,900	$57,443

Total Utilities		526,088

TOTAL COMMON STOCKS		99,745,151

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $725,000 FHLMC 4.50%, 05/01/23 valued at $615,196) to be repurchased at $606,010	$606	606,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@DFA Short Term Investment Fund LP	17,540,130	17,540,130
@Repurchase Agreement, Deutsche Bank Securities 0.08%, 11/02/09 (Collateralized by $163,447 FHLMC 5.793% (r), 01/01/37, valued at $91,818) to be repurchased at $89,144	$89	89,143

TOTAL SECURITIES LENDING COLLATERAL		17,629,273

TOTAL INVESTMENTS — (100.0%) (Cost $125,455,863)		$117,980,424

See accompanying Notes to Financial Statements.

1259

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (86.0%)
AUSTRALIA — (4.5%)
*Alumina, Ltd.	14,269	$20,940
Amcor, Ltd.	27,443	141,318
Australia & New Zealand Banking Group, Ltd.	43,648	890,250
Bendigo Bank, Ltd.	5,624	45,578
BlueScope Steel, Ltd.	23,289	61,719
#Boral, Ltd.	17,774	90,660
#*Caltex Australia, Ltd.	5,940	53,856
Crown, Ltd.	11,040	80,361
CSR, Ltd. (6238645)	26,522	45,109
CSR, Ltd. (B58VXV1)	4,641	8,042
Downer EDI, Ltd.	5,361	40,810
#Fairfax Media, Ltd.	24,201	34,297
Goodman Fielder, Ltd.	25,914	37,172
*Incitec Pivot, Ltd.	25,647	59,826
Insurance Australia Group, Ltd.	23,604	79,401
Lend Lease Corp., Ltd.	9,498	78,730
#Macquarie Group, Ltd.	5,858	256,555
Mirvac Group	31,304	40,987
National Australia Bank, Ltd.	36,687	969,331
*Nufarm, Ltd.	3,485	35,622
OneSteel, Ltd.	18,909	51,337
*OZ Minerals, Ltd.	58,808	61,494
Qantas Airways, Ltd.	22,363	55,605
Suncorp-Metway, Ltd.	18,335	143,414
TABCORP Holdings, Ltd.	13,144	83,846
Tatts Group, Ltd.	20,153	44,623
Wesfarmers, Ltd.	16,330	407,487

TOTAL AUSTRALIA		3,918,370

AUSTRIA — (0.5%)
#Erste Group Bank AG	3,995	160,611
Raiffeisen International Bank-Holding AG	427	25,040
Vienna Insurance Group AG	433	24,398
Voestalpine AG	5,617	192,068

TOTAL AUSTRIA		402,117

BELGIUM — (0.6%)
Delhaize Group SA	2,828	192,111
Solvay SA	1,224	120,193
#UCB SA	5,259	224,509

TOTAL BELGIUM		536,813

CANADA — (6.7%)
Astral Media, Inc. Class A	700	20,727
#Bank of Montreal	12,789	591,671
BCE, Inc.	5,588	133,703
Canadian Pacific Railway, Ltd.	5,200	225,387
#Canadian Tire Corp. Class A	2,400	121,303
Empire Co., Ltd. Class A	1,200	47,676
Ensign Energy Services, Inc.	2,200	31,555
Fairfax Financial Holdings, Inc.	300	107,316
George Weston, Ltd.	1,600	81,564
Gerdau Ameristeel Corp.	4,200	28,568
Goldcorp, Inc.	6,090	223,890
Industrial Alliance Insurance & Financial Services, Inc.	2,800	71,886
Intact Financial Corp.	500	15,203
Loblaw Cos., Ltd.	1,700	46,913
Magna International, Inc. Class A	3,315	130,848

1260

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Manulife Financial Corp.	23,250	$436,186
Methanex Corp.	2,400	41,388
Nexen, Inc.	4,010	86,274
Onex Corp.	1,700	38,350
Sun Life Financial, Inc.	17,008	470,449
Talisman Energy, Inc.	27,860	475,297
*Teck Resources, Ltd. Class B	15,600	452,840
#Thomson Reuters Corp.	17,778	565,518
#Toronto Dominion Bank	11,700	666,934
TransCanada Corp.	13,293	407,371
#*Viterra, Inc.	6,700	63,777
Yamana Gold, Inc.	22,800	241,896

TOTAL CANADA		5,824,490

DENMARK — (1.2%)
A.P. Moller - Maersk A.S.	42	286,777
Carlsberg A.S. Series B	3,461	242,650
Danisco A.S.	1,570	97,910
*Danske Bank A.S.	12,100	277,896
*Jyske Bank A.S.	3,000	111,972

TOTAL DENMARK		1,017,205

FINLAND — (0.8%)
Kesko Oyj	1,700	56,574
#Neste Oil Oyj	3,573	63,195
Sampo Oyj	4,816	115,272
Stora Enso Oyj Series R	25,642	194,084
UPM-Kymmene Oyj	23,374	280,521

TOTAL FINLAND		709,646

FRANCE — (7.6%)
#*Air France-KLM SA	6,767	103,751
AXA SA	36,997	920,121
BNP Paribas SA	10,984	827,470
#Capgemini SA	1,927	89,271
#Casino Guichard Perrachon SA	1,204	95,672
Ciments Francais SA	500	54,490
CNP Assurances SA	1,276	123,303
#Compagnie de Saint-Gobain SA	11,464	558,638
Compagnie Generale des Establissements Michelin SA Series B	2,683	198,748
Credit Agricole SA	14,584	279,359
#European Aeronautic Defence & Space Co. EADS NV	9,210	172,462
*GDF Suez SA	1,694	70,822
*Groupe Eurotunnel SA	3,325	32,869
#Lafarge SA	5,700	462,668
Lagardere SCA	4,151	187,539
#*Peugeot SA	4,558	148,473
PPR SA	2,535	276,273
#*Renault SA	6,671	298,532
#*Rexel SA	2,105	28,090
Safran SA	3,754	60,562
SCOR SE	1,207	30,719
Societe Generale Paris SA	7,745	514,421
STMicroelectronics NV	24,289	194,925
Vivendi SA	32,987	915,136

TOTAL FRANCE		6,644,314

GERMANY — (7.3%)
Allianz SE	937	107,334
Allianz SE Sponsored ADR	72,836	826,689

1261

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Bayerische Motoren Werke AG	12,520	$612,458
#*Commerzbank AG	10,095	105,216
#Daimler AG (5529027)	17,468	843,984
Daimler AG (D1668R123)	11,900	573,937
#Deutsche Bank AG	10,577	768,434
Deutsche Lufthansa AG	6,846	105,712
Deutsche Telekom AG Sponsored ADR	73,200	991,128
E.ON AG	2,980	113,858
Fraport AG	1,377	64,831
Generali Deutschland Holding AG	434	40,828
Heidelberger Zement AG	1,098	65,435
Munchener Rueckversicherungs-Gesellschaft AG	3,975	628,896
Porsche Automobil Holding SE	2,748	210,200
*Salzgitter AG	785	70,641
#ThyssenKrupp AG	6,258	201,121

TOTAL GERMANY		6,330,702

GREECE — (0.2%)
*Alpha Bank A.E.	1,100	21,208
Hellenic Petroleum S.A.	5,111	61,952
Marfin Investment Group S.A.	18,601	74,114

TOTAL GREECE		157,274

HONG KONG — (3.2%)
*Cathay Pacific Airways, Ltd.	45,000	72,912
Cheung Kong Holdings, Ltd.	33,000	420,900
Great Eagle Holdings, Ltd.	8,452	22,080
Hang Lung Group, Ltd.	20,000	101,267
Henderson Land Development Co., Ltd.	20,000	141,520
Hong Kong & Shanghai Hotels, Ltd.	19,052	27,266
Hutchison Whampoa, Ltd.	74,000	519,398
Hysan Development Co., Ltd.	20,785	60,988
Kerry Properties, Ltd.	11,000	61,541
New World Development Co., Ltd.	145,696	313,234
Shangri-La Asia, Ltd.	24,000	45,918
Sino Land Co., Ltd.	43,990	84,223
Sun Hung Kai Properties, Ltd.	27,000	407,697
Wharf Holdings, Ltd.	59,014	319,978
Wheelock & Co., Ltd.	55,000	177,403

TOTAL HONG KONG		2,776,325

IRELAND — (0.4%)
CRH P.L.C. Sponsored ADR	14,703	363,605

ITALY — (2.5%)
Banca Monte Dei Paschi di Siena SpA	23,367	44,399
Banca Popolare di Milano Scarl	7,333	54,560
*Banco Popolare Scarl	3,698	32,125
Fondiaria - SAI SpA	2,059	37,527
*Intesa Sanpaolo SpA	169,745	714,368
Italcementi SpA	1,768	25,449
*Pirelli & Co. SpA	53,332	29,966
Telecom Italia SpA	170,034	270,122
Telecom Italia SpA Sponsored ADR	24,800	393,328
*UniCredito SpA	125,252	419,620
#Unione di Banche Italiane ScpA	10,306	147,209
#*Unipol Gruppo Finanziario SpA	28,275	40,996

TOTAL ITALY		2,209,669

1262

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (11.1%)
77 Bank, Ltd. (The)	9,000	$51,795
#*AEON Co., Ltd.	15,800	140,927
Aisin Seiki Co., Ltd.	5,100	129,671
Ajinomoto Co., Inc.	16,000	150,170
Amada Co., Ltd.	8,000	48,942
Aoyama Trading Co., Ltd.	1,100	17,628
Asahi Kasei Corp.	26,000	128,833
Bank of Iwate, Ltd. (The)	300	17,775
Bank of Kyoto, Ltd. (The)	5,000	45,372
Canon Marketing Japan, Inc.	2,000	32,403
Chiba Bank, Ltd. (The)	10,000	61,669
Chugoku Bank, Ltd. (The)	3,400	45,910
Citizen Holdings Co., Ltd.	3,000	16,880
#Coca-Cola West Co., Ltd.	1,000	18,575
Cosmo Oil Co., Ltd.	10,000	26,269
Dai Nippon Printing Co., Ltd.	18,000	225,529
Daicel Chemical Industries, Ltd.	10,000	60,387
Daishi Bank, Ltd. (The)	5,000	18,214
Daiwa House Industry Co., Ltd.	11,000	117,519
*Fuji Electric Holdings Co., Ltd.	12,000	22,299
*Fuji Heavy Industries, Ltd.	6,000	23,447
FUJIFILM Holdings Corp.	16,600	471,926
Fujikura, Ltd.	11,000	53,038
Fukuoka Financial Group, Inc.	25,000	91,410
Gunma Bank, Ltd. (The)	12,000	62,518
Hachijuni Bank, Ltd. (The)	9,000	53,245
Hakuhodo Dy Holdings, Inc.	470	23,607
Higo Bank, Ltd. (The)	3,000	17,759
Hitachi High-Technologies Corp.	1,500	24,846
#Hitachi Transport System, Ltd.	2,000	26,234
*Hitachi, Ltd.	44,000	142,070
*Hitachi, Ltd. Sponsored ADR	7,660	246,116
Hokkoku Bank, Ltd. (The)	5,000	19,621
House Foods Corp.	1,600	25,477
Hyakugo Bank, Ltd. (The)	4,000	19,129
Hyakujishi Bank, Ltd. (The)	3,000	12,363
#Idemitsu Kosan Co., Ltd.	800	58,666
Isetan Mitsukoshi Holdings, Ltd.	6,800	65,170
#*Isuzu Motors, Ltd.	17,000	35,944
Iyo Bank, Ltd. (The)	3,000	27,051
#*J Front Retailing Co., Ltd.	6,000	28,441
Joyo Bank, Ltd. (The)	6,000	26,396
JS Group Corp.	4,848	79,122
JTEKT Corp.	7,000	73,947
Juroku Bank, Ltd.	5,000	17,888
Kagoshima Bank, Ltd. (The)	5,000	36,922
Kajima Corp.	10,000	23,413
Kamigumi Co., Ltd.	4,000	30,046
Kandenko Co., Ltd.	3,000	18,503
Kaneka Corp.	8,000	52,081
*Kawasaki Kisen Kaisha, Ltd.	26,000	94,737
Kinden Corp.	2,000	16,243
Kokuyo Co., Ltd.	2,000	17,458
Kyocera Corp.	3,700	310,372
#Marui Group Co., Ltd.	6,000	34,467
Maruichi Steel Tube, Ltd.	1,300	24,259
#Mazda Motor Corp.	14,000	31,596
Medipal Holdings Corp.	2,200	30,723
*Meiji Holdings Co., Ltd.	1,302	53,029
Mitsubishi Chemical Holdings Corp.	32,500	120,686
*Mitsubishi Gas Chemical Co., Inc.	4,000	18,451

1263

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi Heavy Industries, Ltd.	87,000	$307,639
#*Mitsubishi Materials Corp.	24,000	63,285
Mitsubishi Tanabe Pharma Corp.	5,000	63,834
#Mitsui Chemicals, Inc.	14,000	48,080
*Mitsui O.S.K. Lines, Ltd.	8,000	46,452
Mitsui Sumitomo Insurance Group Holdings, Inc.	6,450	150,143
Nagase & Co., Ltd.	2,000	24,326
Nanto Bank, Ltd. (The)	3,000	16,284
#*NEC Corp.	36,000	102,325
Nippon Express Co., Ltd.	16,000	65,514
Nippon Meat Packers, Inc.	5,000	58,624
Nippon Mining Holdings, Inc.	16,500	73,610
Nippon Oil Corp.	36,100	177,892
Nippon Paper Group, Inc.	2,000	53,075
Nippon Sheet Glass Co., Ltd.	7,000	20,626
*Nippon Yusen K.K.	8,000	29,531
Nishi-Nippon Bank, Ltd.	18,000	44,529
*Nissan Motor Co., Ltd.	66,700	482,651
Nisshin Steel Co., Ltd.	23,000	38,384
Nisshinbo Holdings, Inc.	3,000	29,486
NOK Corp.	2,200	29,190
Obayashi Corp.	9,000	33,986
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	13,704
Oji Paper Co., Ltd.	19,000	82,683
#Onward Holdings Co., Ltd.	2,000	12,415
Resona Holdings, Inc.	7,000	83,347
#Ricoh Co., Ltd.	24,000	326,166
Rohm Co., Ltd.	2,400	159,161
San-in Godo Bank, Ltd. (The)	3,000	26,086
#Sapporo Hokuyo Holdings, Inc.	6,000	20,253
Seiko Epson Corp.	2,300	35,555
Seino Holdings Co., Ltd.	2,000	14,800
Sekisui Chemical Co., Ltd.	11,000	66,534
Sekisui House, Ltd.	13,000	112,420
Shiga Bank, Ltd.	4,000	24,815
Shimachu Co., Ltd.	1,200	28,369
Shimizu Corp.	6,000	23,007
#*Shinsei Bank, Ltd.	4,000	5,218
Sojitz Corp.	26,870	49,607
Sony Corp.	6,800	200,796
Sony Corp. Sponsored ADR	27,600	811,164
Sumitomo Bakelite Co., Ltd.	9,000	42,442
Sumitomo Corp.	36,800	357,244
Sumitomo Electric Industries, Ltd.	17,000	206,291
Sumitomo Forestry Co., Ltd.	3,000	22,984
Sumitomo Rubber Industries, Ltd.	3,400	31,342
Sumitomo Trust & Banking Co., Ltd.	23,000	119,830
Suzuken Co., Ltd.	1,000	35,389
*Taiheiyo Cement Corp.	11,600	13,468
Taisei Corp.	18,000	35,325
#Takashimaya Co., Ltd.	4,000	26,970
TDK Corp.	900	51,746
Teijin, Ltd.	24,000	70,536
Toda Corp.	4,000	13,334
Tokyo Broadcasting System, Inc.	1,700	25,357
Tokyo Steel Manufacturing Co., Ltd.	1,500	19,646
Toppan Printing Co., Ltd.	16,000	142,999
Toyo Seikan Kaisha, Ltd.	5,100	85,679
Toyota Auto Body Co., Ltd.	2,000	37,147
*Toyota Tsusho Corp.	1,700	24,307
TV Asahi Corp.	9	13,684

1264

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
UNY Co., Ltd.	2,000	$14,856
Wacoal Corp.	2,000	24,203
Yamaguchi Financial Group, Inc.	7,000	66,879
Yamaha Corp.	2,000	20,662
#Yamaha Motor Co., Ltd.	3,000	35,725
*Yokogawa Electric Corp.	4,500	36,472
Yokohama Rubber Co., Ltd.	3,000	13,140

TOTAL JAPAN		9,658,407

NETHERLANDS — (3.7%)
*Aegon NV	41,089	292,037
ArcelorMittal NV	28,380	960,451
ArcelorMittal NV ADR	3,900	132,678
*ING Groep NV	37,531	488,415
*ING Groep NV Sponsored ADR	8,600	110,940
Koninklijke Ahold NV	1,832	23,076
Koninklijke DSM NV	5,062	221,786
Philips Electronics NV	39,563	993,855

TOTAL NETHERLANDS		3,223,238

NEW ZEALAND — (0.2%)
Contact Energy, Ltd.	18,504	82,406
Fletcher Building, Ltd.	10,304	60,866

TOTAL NEW ZEALAND		143,272

NORWAY — (0.9%)
#*DnB NOR ASA Series A	18,000	206,200
#*Marine Harvest ASA	72,000	52,238
#*Norsk Hydro ASA	25,500	167,126
Orkla ASA	32,950	304,614
#*Storebrand ASA	10,400	70,673

TOTAL NORWAY		800,851

PORTUGAL — (0.2%)
Banco Comercial Portugues SA	23,860	34,014
Banco Espirito Santo SA	18,664	137,750

TOTAL PORTUGAL		171,764

SINGAPORE — (1.6%)
DBS Group Holdings, Ltd.	42,000	384,618
Fraser & Neave, Ltd.	40,500	110,267
Overseas-Chinese Banking Corp., Ltd.	62,970	339,338
Singapore Airlines, Ltd.	17,800	170,697
*Singapore Airport Terminal Services, Ltd.	12,994	22,708
United Industrial Corp., Ltd.	24,000	30,985
United Overseas Bank, Ltd.	29,000	347,619
UOL Group, Ltd.	12,400	29,583

TOTAL SINGAPORE		1,435,815

SPAIN — (5.5%)
Acciona SA	679	82,713
#Banco Bilbao Vizcaya SA Sponsored ADR	17,375	309,275
Banco de Sabadell SA	15,564	105,071
Banco Espanol de Credito SA	2,157	27,302
Banco Popular Espanol SA	18,312	163,117
Banco Santander SA	122,090	1,964,703
Banco Santander SA Sponsored ADR	49,200	790,152
Criteria Caixacorp SA	16,252	79,225
Fomento de Construcciones y Contratas SA	1,500	61,018
Gas Natural SDG SA	5,462	109,736

1265

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Iberdrola Renovables SA	53,859	$239,411
Repsol YPF SA	12,026	320,148
Repsol YPF SA Sponsored ADR	20,400	542,640
*Sacyr Vallehermoso SA	2,102	31,801

TOTAL SPAIN		4,826,312

SWEDEN — (2.9%)
#Holmen AB Series B	2,300	62,073
#Nordea Bank AB	87,311	937,145
*Skandinaviska Enskilda Banken AB Series A	7,800	47,246
SSAB AB Series A	4,629	70,563
#SSAB AB Series B	2,545	35,586
Svenska Cellulosa AB Series B	27,821	382,290
#Svenska Handelsbanken AB Series A	7,700	198,983
#*Swedbank AB Series A	6,100	52,549
Tele2 AB Series B	7,900	115,149
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	15,470	160,888
TeliaSonera AB	34,292	227,285
Volvo AB Series A	6,000	55,411
Volvo AB Series B	20,956	198,460

TOTAL SWEDEN		2,543,628

SWITZERLAND — (6.4%)
#Adecco SA	3,259	145,626
Baloise-Holding AG	3,031	259,520
Banque Cantonale Vaudoise	110	41,434
Credit Suisse Group AG	22,276	1,190,812
Credit Suisse Group AG Sponsored ADR	10,600	564,980
Givaudan SA	168	124,713
#*Holcim, Ltd.	9,324	593,424
Sulzer AG	1,080	84,090
#Swatch Group AG (7184725)	783	182,828
Swatch Group AG (7184736)	652	29,240
Swiss Life Holding AG	1,200	143,740
Swiss Reinsurance Co., Ltd. AG	12,359	503,266
#*UBS AG	34,659	577,930
#Valiant Holding AG	600	118,213
Zurich Financial Services AG	4,307	986,271

TOTAL SWITZERLAND		5,546,087

UNITED KINGDOM — (18.0%)
Amlin P.L.C.	10,618	61,459
*Anglo American P.L.C.	5,290	191,409
Associated British Foods P.L.C.	17,097	231,513
Aviva P.L.C.	102,064	638,224
*Barclays P.L.C.	293	1,536
*Barclays P.L.C. Sponsored ADR	33,200	693,880
*BP P.L.C. Sponsored ADR	900	50,958
*British Airways P.L.C.	30,103	89,397
Cable & Wireless P.L.C.	27,991	66,414
Carnival P.L.C.	3,722	115,387
#Carnival P.L.C. ADR	7,800	241,644
*Carphone Warehouse Group P.L.C.	5,157	15,553
*easyJet P.L.C.	6,000	35,320
Friends Provident Group P.L.C.	81,252	108,329
HSBC Holdings P.L.C. Sponsored ADR	48,152	2,667,139
International Power P.L.C.	65,914	273,654
Investec P.L.C.	14,100	100,648
*Kazakhmys P.L.C.	6,164	109,699
Kingfisher P.L.C.	103,078	376,762

1266

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Legal & General Group P.L.C.	230,099	$295,250
Mondi P.L.C.	16,202	89,430
Old Mutual P.L.C.	121,977	211,706
Pearson P.L.C.	17,440	237,058
Pearson P.L.C. Sponsored ADR	20,800	283,088
Rexam P.L.C.	41,102	186,119
*Royal Bank of Scotland Group P.L.C.	281,320	192,245
Royal Dutch Shell P.L.C. ADR	49,765	2,894,332
RSA Insurance Group P.L.C.	72,734	144,132
SABmiller P.L.C.	10,174	266,678
Sainsbury (J.) P.L.C.	50,094	270,339
Schroders P.L.C.	5,000	89,904
Schroders P.L.C. Non-Voting	931	13,745
Thomas Cook Group P.L.C.	36,223	121,300
Tomkins P.L.C. Sponsored ADR	1,700	18,496
Vodafone Group P.L.C.	672,985	1,483,148
Vodafone Group P.L.C. Sponsored ADR	60,025	1,331,955
Whitbread P.L.C.	5,835	121,386
William Morrison Supermarkets P.L.C.	97,778	448,137
*Wolseley P.L.C.	1,672	33,821
WPP P.L.C.	21,749	194,913
*Xstrata P.L.C.	46,073	663,614

TOTAL UNITED KINGDOM		15,659,721

TOTAL COMMON STOCKS		74,899,625

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (14.0%)
§@DFA Short Term Investment Fund LP	9,317,818	9,317,818
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $2,906,415) to be repurchased at $2,849,443	$2,849	2,849,426

TOTAL SECURITIES LENDING COLLATERAL		12,167,244

TOTAL INVESTMENTS — (100.0%) (Cost $95,036,484)		$87,066,869

See accompanying Notes to Financial Statements.

1267

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (86.1%)
AUSTRALIA — (5.4%)
Adelaide Brighton, Ltd.	20,167	$50,738
#*AED Oil, Ltd.	4,139	2,047
#Alesco Corp., Ltd.	6,428	28,816
#*Alliance Resources, Ltd.	21,658	12,008
Amalgamated Holdings, Ltd.	4,611	24,761
*Andean Resources, Ltd.	22,721	44,623
#APN News & Media, Ltd.	19,562	39,054
Ausdrill, Ltd.	14,643	22,092
*Austar United Communications, Ltd.	47,280	54,821
Austereo Group, Ltd.	21,665	28,809
*Australian Agricultural Co., Ltd.	18,400	23,846
Australian Infrastructure Fund	37,910	59,804
Australian Pharmaceutical Industries, Ltd. (6002840)	11,702	7,780
*Australian Pharmaceutical Industries, Ltd. (60028RR)	9,978	6,691
AVJennings, Ltd.	21,460	10,209
#AWB, Ltd.	49,343	53,879
Beach Petroleum, Ltd.	63,638	44,638
Bendigo Mining, Ltd.	12,000	2,472
Boom Logistics, Ltd.	8,744	4,423
Bradken, Ltd.	8,097	44,531
#Cabcharge Australia, Ltd.	9,538	50,076
Campbell Brothers, Ltd. (6161729)	4,030	103,941
*Campbell Brothers, Ltd. (B4TK967)	671	17,510
*CBH Resources, Ltd.	4,110	—
*Centamin Egypt, Ltd.	39,538	81,073
Centennial Coal Co., Ltd.	18,733	52,318
*Chemeq, Ltd.	5,304	396
*Citigold Corp., Ltd.	58,895	7,326
Clough, Ltd.	17,664	13,147
#*Coal of Africa, Ltd.	22,474	37,135
ConnectEast Group, Ltd.	116,274	41,197
Corporate Express Australia, Ltd.	5,746	22,054
Count Financial, Ltd.	11,804	14,437
Crane Group, Ltd.	6,829	55,029
*Deep Yellow, Ltd.	47,823	15,220
#*Elders, Ltd.	158,287	25,960
#Energy Developments, Ltd.	6,253	13,412
*Energy World Corp., Ltd.	50,545	21,659
Envestra, Ltd.	74,323	35,029
#FKP Property Group, Ltd.	51,434	31,700
#Fleetwood Corp., Ltd.	5,858	39,624
Flight Centre, Ltd.	3,898	58,788
#*Graincorp, Ltd. Series A	7,364	45,784
*GRD, Ltd.	12,374	5,968
#GUD Holdings, Ltd.	3,179	24,522
Gunns, Ltd.	32,848	29,599
#GWA International, Ltd.	14,186	36,084
Healthscope, Ltd.	16,523	70,123
#Hills Industries, Ltd.	26,079	47,894
*Horizon Oil, Ltd.	65,914	17,950
iiNet, Ltd.	8,275	13,731
Imdex, Ltd.	13,781	10,438
Independence Group NL	5,844	22,150
Industrea, Ltd.	13,881	5,416
Infigen Energy, Ltd.	14,000	17,835
Invocare, Ltd.	6,435	33,792
IOOF Holdings, Ltd.	13,685	64,112
#Iress Market Technology, Ltd.	6,392	44,082

1268

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
iSOFT Group, Ltd.	71,546	$51,163
#*Jabiru Metals, Ltd.	19,707	7,332
#JB Hi-Fi, Ltd.	7,902	145,320
*Kagara, Ltd.	27,762	24,468
Kingsgate Consolidated, Ltd.	8,435	56,896
*Lend Lease Primelife, Ltd.	35,185	9,469
*Linc Energy, Ltd.	12,969	17,991
#*Lynas Corp., Ltd. (6121176)	54,326	22,878
*Lynas Corp., Ltd. (B4T1K12)	3,826	1,670
MacMahon Holdings, Ltd.	42,067	20,997
Macquarie Media Group, Ltd. (B1FQWB4)	18,151	29,683
*Macquarie Media Group, Ltd. (B50HWQ5)	18,151	30,226
McMillan Shakespeare, Ltd.	6,700	24,900
Mincor Resources NL	14,047	26,605
Monadelphous Group, Ltd.	6,085	72,281
Mortgage Choice, Ltd.	10,500	13,075
*Murchison Metals, Ltd.	8,000	10,055
*Novogen, Ltd.	884	477
Oakton, Ltd.	7,474	23,289
*Pacific Brands, Ltd.	43,040	50,116
*PanAust, Ltd.	126,168	51,562
Panoramic Resources, Ltd.	7,300	14,989
*Paperlinx, Ltd.	26,157	12,715
Peet, Ltd.	5,900	11,738
#Perpetual Trustees Australia, Ltd.	2,059	68,613
*Pharmaxis, Ltd.	13,796	31,089
#*Platinum Australia, Ltd.	19,490	15,513
*PMP, Ltd.	17,571	9,325
Premier Investments, Ltd.	3,174	23,229
Prime Media Group, Ltd.	5,377	3,881
Programmed Maintenance Service, Ltd.	863	3,340
RCR Tomlinson, Ltd.	10,693	10,854
*Resolute Mining, Ltd.	14,432	9,195
Ridley Corp., Ltd.	33,330	31,762
#*Riversdale Mining, Ltd.	13,000	61,572
*Roc Oil Co., Ltd.	19,451	10,547
#SAI Global, Ltd.	8,558	26,490
Salmat, Ltd.	12,046	44,396
#Seek, Ltd.	4,570	24,565
Select Harvests, Ltd.	2,641	9,473
Service Stream, Ltd.	21,994	7,825
#Seven Network, Ltd.	6,465	37,275
Sigma Pharmaceuticals, Ltd.	73,664	61,663
#*Silex System, Ltd.	7,191	40,882
SMS Management & Technology, Ltd.	6,207	29,049
SP Telemedia, Ltd.	25,871	30,987
*Specialty Fashion Group, Ltd.	19,600	20,394
Spotless Group, Ltd.	14,680	33,014
*St. Barbara, Ltd.	44,036	11,917
Straits Resources, Ltd.	11,702	16,520
STW Communications Group, Ltd.	15,518	11,574
Sunland Group, Ltd.	14,139	9,177
Super Cheap Auto Group, Ltd.	6,900	32,436
*Tap Oil, Ltd.	12,796	11,976
Tassal Group, Ltd.	7,976	12,609
Technology One, Ltd.	23,020	16,702
Ten Network Holdings, Ltd.	43,531	59,429
Thakral Holdings Group, Ltd.	87,685	34,080
#*Timbercorp, Ltd.	32,011	1,268
Tower Australia Group, Ltd.	34,290	90,395
Transfield Services, Ltd.	6,136	23,136

1269

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Transfield Services, Ltd. Infrastructure Fund	21,142	$18,589
Trust Co., Ltd.	659	3,624
UXC, Ltd.	14,132	10,647
Village Roadshow, Ltd.	11,681	18,249
#*Virgin Blue Holdings, Ltd.	28,342	12,611
Watpac, Ltd.	6,117	8,032
#West Australian Newspapers Holdings, Ltd.	7,818	52,001
#*Western Areas NL	7,047	29,871
WHK Group, Ltd.	9,562	8,908

TOTAL AUSTRALIA		3,661,132

AUSTRIA — (1.4%)
Agrana Beteiligungs AG	319	30,155
Andritz AG	2,690	148,137
*BWIN Interactive Entertainment AG	1,406	67,957
BWT AG	472	12,070
*Christ Water Techology AG	472	2,296
Constantia Packaging AG	275	15,021
EVN AG	1,894	35,800
Flughafen Wien AG	543	27,254
#*Intercell AG	2,073	80,087
Lenzing AG	50	17,141
#Mayr-Melnhof Karton AG	840	79,140
Oberbank AG	1,045	65,191
Oesterreichischen Post AG	1,448	42,261
Palfinger AG	904	21,460
*RHI AG	833	23,114
#Schoeller-Bleckmann Oilfield Equipment AG	838	39,062
Uniqa Versicherungen AG	4,023	79,284
*Wienerberger AG	6,853	123,797
*Zumtobel AG	2,862	49,477

TOTAL AUSTRIA		958,704

BELGIUM — (1.5%)
Ackermans & van Haaren NV	2,011	145,577
*Agfa-Gevaert NV	11,528	69,442
#Banque Nationale de Belgique SA	20	101,098
#*Barco NV	500	20,116
Bekaert SA	983	126,422
Compagnie d’Entreprises CFE	280	15,940
Compagnie Immobiliere de Belgique SA	200	6,078
#Compagnie Maritime Belge SA	1,500	45,042
#*Deceuninck NV	6,500	13,264
D’Ieteren SA	185	67,064
Econocom Group SA	1,771	25,472
Elia System Operator SA/NV	1,000	40,381
Euronav SA	1,500	29,245
EVS Broadcast Equipment SA	477	35,076
#Exmar NV	1,500	18,948
Ion Beam Applications SA	675	9,219
#Melexis NV	1,058	11,104
Omega Pharma SA	1,200	59,021
#*Option NV	1,584	2,998
Recticel SA	1,421	10,644
*Roularta Media Group NV	455	10,233
Sipef NV	460	24,320
*Telenet Group Holding NV	2,829	75,402
Tessenderlo Chemie NV	1,459	53,456
Van De Velde NV	393	16,164

TOTAL BELGIUM		1,031,726

1270

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (6.6%)
*Aastra Technologies, Ltd.	800	$23,104
*Absolute Software Corp.	2,400	11,334
Aecon Group, Inc.	1,200	12,432
AGF Management, Ltd. Class B	5,044	75,144
Akita Drilling, Ltd.	1,200	10,658
*Alamos Gold, Inc.	3,100	24,753
*Altius Minerals Corp.	1,000	6,257
*Anderson Energy, Ltd.	5,100	4,666
*Antrim Energy, Inc.	6,500	7,749
#*Anvil Mining, Ltd.	4,200	11,683
#*Aquiline Resources, Inc.	2,600	14,105
Astral Media, Inc. Class A	3,600	106,598
*Atrium Innovations, Inc.	831	10,829
*ATS Automation Tooling System, Inc.	5,060	29,227
*Aurizon Mines, Ltd.	12,400	53,288
*AXIA NetMedia Corp.	4,000	5,138
#*Ballard Power Systems, Inc.	3,700	8,036
#*Bankers Petroleum, Ltd.	13,466	58,989
*Birchcliff Energy, Ltd.	4,800	32,472
*Boralex, Inc. Class A	2,200	18,095
*Breaker Energy, Ltd.	3,200	15,911
#*Breakwater Resources, Ltd.	18,500	6,582
Calfrac Well Services, Ltd.	1,100	17,424
*Calvalley Petroleum, Inc.	3,100	5,930
*Canaccord Capital, Inc.	2,200	23,097
Canada Bread Co., Ltd.	800	33,825
Canadian Western Bank	2,800	55,325
Canam Group, Inc. Class A	2,100	13,411
*Canfor Corp.	7,200	40,257
*Cangene Corp.	2,500	13,447
*Capstone Mining Corp.	9,200	24,827
*Cardiome Pharma Corp.	2,500	9,588
Cascades, Inc.	3,900	25,230
*Catalyst Paper Corp.	24,005	5,879
CCL Industries, Inc. Class B	1,500	31,135
*Celestica, Inc.	16,300	134,371
*Celtic Exploration, Ltd.	1,500	27,032
*Coalcorp Mining, Inc.	5,161	835
Cogeco Cable, Inc.	1,000	28,631
*COM DEV International, Ltd.	4,500	12,767
*Compton Petroleum Corp.	7,200	7,319
*Connacher Oil & Gas, Ltd.	18,200	16,652
Corby Distilleries, Ltd.	900	12,851
*Corridor Resources, Inc.	2,900	8,442
Corus Entertainment, Inc. Class B	5,400	88,781
*Cott Corp.	3,000	23,733
*Crew Energy, Inc.	1,900	17,401
*Crystallex International Corp.	14,000	3,105
Dalsa Corp.	500	3,239
#*Daylight Resources Trust	2,040	16,327
#*Denison Mines Corp.	13,884	21,171
*Descartes Systems Group, Ltd. (The)	5,100	26,441
*Detour Gold Corp.	1,700	20,974
Dorel Industries, Inc. Class B	1,600	42,926
DundeeWealth, Inc.	4,400	50,992
*Eastern Platinum, Ltd.	39,900	26,550
*Equinox Minerals, Ltd.	38,700	130,186
Equitable Group, Inc.	400	7,615
*Etruscan Resources, Inc.	6,200	2,836
*Euro Goldfields, Ltd.	5,700	32,133
Evertz Technologies, Ltd.	3,700	49,890

1271

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Fairborne Energy, Ltd.	600	$2,468
*First Uranium Corp.	4,800	11,977
*Flint Energy Services, Ltd.	2,500	27,148
*FNX Mining Co., Inc.	4,197	39,059
*Forsys Metals Corp.	2,500	8,641
Forzani Group, Ltd. Class A	2,300	26,570
*Fronteer Development Group, Inc.	9,497	36,161
*Galleon Energy, Inc. Class A	5,400	27,148
Gennum Corp.	1,400	5,486
*Glacier Media, Inc.	1,800	3,077
*Golden Star Resources, Ltd.	13,100	40,799
*Grande Cache Coal Corp.	3,400	11,720
#*Great Basin Gold, Ltd.	11,200	16,458
*Great Canadian Gaming Corp.	3,200	22,239
#*Greystar Resources, Ltd.	2,300	9,778
Groupe Aeroplan, Inc.	12,000	102,694
*Hanfeng Evergreen, Inc.	2,400	13,197
Harry Winston Diamond Corp.	3,200	26,232
*Heroux-Devtek, Inc.	2,400	11,134
Home Capital Group, Inc.	1,400	47,225
*HudBay Minerals, Inc.	2,331	30,181
#*Imperial Metals Corp.	2,500	13,008
*Intermap Technologies, Ltd.	3,500	8,086
*International Forest Products, Ltd. Series A	3,600	9,981
International Royalty Corp.	5,100	19,324
*Intertape Polymer Group, Inc.	900	1,564
*Iteration Energy, Ltd.	7,378	7,773
*Ivanhoe Energy, Inc.	10,100	23,522
#*Jinshan Gold Mines, Inc.	9,700	15,777
*KAB Distribution, Inc.	1,612	3
Kingsway Financial Services, Inc.	2,400	9,116
#*Kirkland Lake Gold, Inc.	3,200	24,842
#*Labopharm, Inc.	2,500	3,882
#*Lake Shore Gold Corp.	9,700	30,658
#*Laramide Resources, Ltd.	1,600	1,893
Laurentian Bank of Canada	1,400	51,146
#Le Chateau, Inc.	1,200	13,308
Leon’s Furniture, Ltd.	2,400	21,293
Linamar Corp.	3,100	43,260
*MacDonald Dettweiler & Associates, Ltd.	1,700	57,973
Major Drilling Group International, Inc.	1,200	23,932
Maple Leaf Foods, Inc.	5,400	55,944
*Martinrea International, Inc.	3,500	23,224
*MAXIM Power Corp.	1,300	4,193
*MDC Partners, Inc. Class A	1,500	12,116
*MDS, Inc.	8,500	67,243
*Mega Uranium, Ltd.	2,800	1,889
Mosaid Technologies, Inc.	1,000	15,203
*NGEx Resources, Inc.	528	293
Norbord, Inc.	490	6,743
*North American Palladium, Ltd.	1,900	4,565
*Northgate Minerals Corp.	22,300	57,087
*Nuvista Energy, Ltd.	4,124	43,792
#*Pacific Rubiales Energy Corp.	2,533	30,830
*Paramount Resources, Ltd. Class A	2,300	28,653
Pason Systems, Inc.	3,100	32,517
#*PetroBakken Energy, Ltd.	2,349	67,785
#*Petrolifera Petroleum, Ltd.	1,200	998
Progress Energy Resources Corp.	2,500	31,976
*QLT, Inc.	5,800	19,565
*Quadra Mining, Ltd.	4,500	62,714

1272

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Quebecor, Inc. Class B	3,900	$79,690
Quest Capital Corp.	6,900	6,823
Reitmans Canada, Ltd.	4,500	67,954
#*Resverlogix Corp.	1,300	2,907
Richelieu Hardware, Ltd.	1,000	18,714
*RONA, Inc.	8,200	112,233
*Rubicon Minerals Corp.	8,300	33,444
#Russel Metals, Inc.	4,900	71,595
Samuel Manu-Tech, Inc.	1,800	7,270
Savanna Energy Services Corp.	2,900	19,270
*SEMAFO, Inc.	12,700	38,497
ShawCor, Ltd.	3,000	78,074
#*Shore Gold, Inc.	15,000	12,476
*Sierra Wireless, Inc.	1,200	10,791
*Silver Standard Resources, Inc.	4,900	91,837
Silvercorp Metals, Inc.	8,700	44,945
*Stantec, Inc.	2,400	58,001
Stella-Jones, Inc.	700	13,973
#*Storm Exploration, Inc.	2,700	33,636
*SunOpta, Inc.	3,300	12,108
#Superior Plus Corp.	2,900	32,992
*SXC Health Solutions Corp.	1,200	55,107
#*Tanzanian Royalty Exploration Corp.	3,400	9,835
*Taseko Mines, Ltd.	7,000	18,955
*Theratechnologies, Inc.	1,400	3,623
#*Thompson Creek Metals Co., Inc.	5,300	53,536
#*Timminco, Ltd.	6,400	10,883
Toromont Industries, Ltd.	1,500	34,324
Torstar Corp. Class B	3,700	26,364
Transcontinental, Inc. Class A	3,600	43,218
*Transglobe Energy Corp.	4,200	15,953
Trican Well Service, Ltd.	2,700	31,590
Trinidad Drilling, Ltd.	4,100	26,789
TVA Group, Inc. Class B	1,200	14,084
*UEX Corp.	6,400	6,506
Uni-Select, Inc.	800	19,881
*Viterra, Inc.	—	—
*Vitran Corp., Inc.	1,100	9,403
*West Energy, Ltd.	6,000	14,195
West Fraser Timber Co., Ltd.	2,500	60,302
Western Financial Group, Inc.	3,800	7,902
#*Westport Innovations, Inc.	2,900	28,677
Wi-LAN, Inc.	4,600	9,268
Winpak, Ltd.	2,400	16,923
*Xtreme Coil Drilling Corp.	1,900	8,604

TOTAL CANADA		4,499,840

DENMARK — (0.8%)
*Aktieselskabet Roskilde Bank A.S.	385	27
*Alm. Brand A.S.	778	18,949
*Amagerbanken A.S.	310	3,412
#Auriga Industries A.S. Series B	950	16,040
*Bang & Olufsen Holdings A.S.	2,970	45,646
*Bavarian Nordic A.S.	200	7,948
*Capinordic A.S.	5,000	2,684
D/S Norden A.S.	1,106	41,445
*Dalhoff, Larson & Horneman A.S. Series B	1,100	5,284
*DFDS A.S.	384	26,368
East Asiatic Co., Ltd. A.S.	1,200	43,353
*Fionia Holding A.S.	750	—
#*GN Store Nord A.S.	9,970	55,977

1273

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
#*Greentech Energy Systems A.S.	2,200	$10,934
#*NeuroSearch A.S.	855	14,104
*NKT Holding A.S.	1,142	64,798
*Nordjyske Bank A.S.	422	9,630
*Parken Sport & Entertainment A.S.	100	9,768
Per Aarsleff A.S. Series B	150	16,072
*Ringkjoebing Landbobank A.S.	188	22,909
*Royal Unibrew A.S.	250	7,273
*Sanistal A.S. Series B	150	2,447
Schouw & Co. A.S.	1,700	33,252
SimCorp A.S.	200	38,506
#*Sjaelso Gruppen A.S.	1,000	2,929
Solar Holdings A.S. Series B	75	4,356
*Spar Nord Bank A.S.	1,650	19,803
*Sparbank A.S.	225	5,644
Thrane & Thrane A.S.	400	10,911
*TK Development A.S.	1,700	8,020
*TopoTarget A.S.	14,000	7,114
*Vestjysk Bank A.S.	725	14,983

TOTAL DENMARK		570,586

FINLAND — (2.9%)
Ahlstrom Oyj	225	3,086
Alma Media Oyj	4,469	44,579
Amer Sports Oyj Series A	8,795	77,030
Aspo Oyj	2,350	20,742
Cargotec Oyj Series B	300	6,425
#Cramo Oyj	1,300	21,057
*Elcoteq SE	500	801
*Elektrobit Corp.	7,600	7,827
Elisa Oyj	8,708	168,641
*Finnair Oyj	3,800	21,607
#*Finnlines Oyj	2,099	21,608
Fiskars Oyj Abp Series A	3,740	52,922
#F-Secure Oyj	5,200	18,945
Glaston Oyj Abp	4,200	7,292
HKScan Oyj Series A	1,550	20,100
Huhtamaki Oyj	4,350	58,798
KCI Konecranes Oyj	3,871	103,308
Kemira Oyj	4,600	72,940
Kesko Oyj	4,933	164,166
Lassila & Tikanoja Oyj	2,281	51,008
Lemminkainen Oyj	500	19,132
#*M-Real Oyj Series B	6,143	8,924
Olvi Oyj Series A	639	22,856
Oriola-KD Oyj Series B	3,288	17,338
Orion Oyj Series A	3,616	69,071
Orion Oyj Series B	5,451	103,585
Outotec Oyj	956	30,237
PKC Group Oyj	1,500	12,116
#Pohjola Bank P.L.C.	8,736	97,077
*Ponsse Oyj	1,180	9,027
#Poyry Oyj	3,314	49,033
Raisio P.L.C.	4,000	14,940
*Ramirent Oyj	2,800	27,851
Rapala VMC Oyj	1,900	13,560
#Ruukki Group Oyj	13,258	42,496
#Sanoma Oyj	6,024	111,203
Stockmann Oyj Abp Series A	1,299	35,456
#Stockmann Oyj Abp Series B	1,709	43,780
Tecnomen Lifetree Oyj	5,600	7,568

1274

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Tieto Oyj	3,912	$78,130
#Uponor Oyj Series A	3,000	54,303
#Vacon Oyj	695	24,690
Vaisala Oyj Series A	700	24,889
#Yit Oyj	5,375	103,810

TOTAL FINLAND		1,963,954

FRANCE — (5.1%)
Ales Groupe SA	960	16,954
*ALTEN SA	2,004	50,275
#*Altran Technologies SA	5,342	25,712
April Group SA	1,417	53,140
Arkema SA	2,964	113,150
Assystem SA	808	10,883
*Atari SA	43	509
*Atos Origin SA	3,083	144,336
Beneteau SA	2,000	31,292
Boiron SA	712	29,333
Bonduelle SCA	272	31,183
*Bongrain SA	669	50,461
#Bourbon SA	2,621	109,005
*Bull SA	1,837	7,679
Canal Plus SA	2,031	16,202
Carbone Lorraine SA	1,018	34,880
CEGID Group SA	250	5,815
*Club Mediterranee SA	800	16,229
*Compagnie Generale de Geophysique-Veritas SA	8,856	175,396
*CS Communication & Systemes SA	321	3,875
Delachaux SA	516	35,660
#Derichebourg SA	4,536	22,270
Electricite de Strasbourg SA	132	21,644
Entrepose Contracting SA	184	16,694
Esso S.A.F.	197	26,970
Establissements Maurel et Prom SA	6,624	133,165
*Etam Developpement SA	525	11,470
Euler Hermes SA	711	56,444
*Faurecia SA	2,080	40,183
Fimalac SA	506	26,371
Gaumont SA	129	7,811
GFI Informatique SA	1,729	8,504
GL Events SA	619	14,444
Groupe Crit SA	450	10,995
#Groupe Steria SCA	1,768	52,819
Guerbet SA	122	20,087
Guyenne et Gascogne SA	300	29,989
#Haulotte Group SA	1,014	11,047
Havas SA	26,436	100,476
Ingenico SA	2,416	59,634
Ipsos SA	1,795	54,958
Laurent-Perrier SA	195	15,572
Lisi SA	500	22,752
M6 Metropole Television SA	2,898	69,804
#*Manitou BF SA	1,600	23,241
Manutan International SA	508	27,728
#Neopost SA	1,673	146,411
#Nexans SA	2,122	149,844
Nexity SA	600	22,320
*NRJ Group SA	2,200	20,841
#Orpea SA	686	30,907
Pierre & Vacances SA	387	31,894
Plastic Omnium SA	372	10,605

1275

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Rallye SA	975	$33,103
*Recylex SA	1,500	19,264
#Remy Cointreau SA	1,569	75,754
*Rexel SA	4,375	58,383
#Rubis SA	454	41,681
Saft Groupe SA	617	32,035
SAMSE SA	132	10,695
SEB SA	1,761	98,014
Sechilienne SA	1,311	52,995
Societe BIC SA	1,839	127,634
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	210	15,103
*Societe Industrielle D’Aviations Latecoere SA	468	4,425
#*Soitec SA	6,107	83,322
Somfy SA	212	49,911
Sopra Group SA	500	35,815
Sperian Protection SA	422	30,099
Stallergenes SA	534	45,089
Stef-TFE SA	287	17,310
#Sucriere de Pithiviers Le Vieil	23	21,283
Teleperformance SA	2,889	92,755
*Theolia SA	1,341	7,612
Toupargel Groupe SA	390	9,927
Trigano SA	1,363	19,742
*UbiSoft Entertainment SA	1,884	29,691
*Valeo SA	1,459	39,606
Viel et Compagnie SA	3,926	18,790
#Vilmorin & Cie SA	268	29,358
Virbac SA	328	30,864
VM Materiaux SA	186	11,213
#Zodiac Aerospace SA	2,571	86,721

TOTAL FRANCE		3,488,057

GERMANY — (5.1%)
#*Aareal Bank AG	1,300	28,113
*Adlink Internet Media AG	1,033	5,803
#*ADVA AG Optical Networking	1,887	6,414
#Aixtron AG	5,535	165,412
#Aurubis AG	2,266	89,881
Baader Bank AG	2,200	10,295
*Balda AG	916	2,439
*Beate Uhse AG	2,550	2,468
Bechtle AG	929	21,992
Bilfinger Berger AG	3,397	217,496
Biotest AG	393	24,574
*Boewe Systec AG	249	2,140
Carl Zeiss Meditec AG	1,674	24,800
*CENTROTEC Sustainable AG	1,248	15,739
Cewe Color Holding AG	476	16,224
Comdirect Bank AG	2,500	21,866
#*Conergy AG	12,903	13,931
*Constantin Medien AG	3,300	8,386
CTS Eventim AG	679	34,512
#Curanum AG	2,004	9,310
Demag Cranes AG	707	24,201
*Deutsche Wohnen AG	930	10,308
*Deutz AG	4,400	20,633
Douglas Holding AG	1,917	85,235
*Drillisch AG	1,695	10,652
Duerr AG	500	10,932
DVB Bank SE	2,260	83,553
ElreingKlinger AG	1,426	28,148

1276

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Evotec AG	4,738	$13,935
Fielmann AG	1,004	74,122
#*Freenet AG	1,478	19,452
Fuchs Petrolub AG	401	30,308
Gerresheimer AG	1,899	55,198
Gerry Weber International AG	963	30,563
GFK SE	1,560	48,963
Gildemeister AG	2,770	37,831
#*GPC Biotech AG	1,550	2,551
*Grammer AG	863	8,399
#Grenkeleasing AG	327	12,803
#*Heidelberger Druckmaschinen AG	4,176	30,683
Indus Holding AG	494	8,471
Interseroh SE	220	15,620
#*IVG Immobilien AG	6,804	60,818
*Jenoptik AG	3,249	17,448
*Kloeckner & Co. SE	2,329	50,586
Kontron AG	2,224	26,465
#Krones AG	792	39,458
KSB AG	31	17,489
#*Kuka AG	1,166	16,711
#KWS Saat AG	150	24,950
Lanxess AG	5,031	158,158
Leoni AG	1,605	32,597
#*Manz Automation AG	20	1,375
#Medion AG	1,579	16,558
MLP AG	3,534	38,843
*Morphosys AG	1,083	28,218
MTU Aero Engines Holding AG	2,453	111,107
MVV Energie AG	364	16,469
*Nemetschek AG	707	15,601
#*Nordex AG	1,260	20,638
Pfeiffer Vacuum Technology AG	432	32,189
*Pfleiderer AG	3,100	31,260
*PNE Wind AG	4,299	11,263
*QSC AG	2,060	4,904
Rational AG	151	21,568
Renk AG	457	33,019
#*Repower Systems AG	62	9,462
Rheinmetall AG	1,941	105,396
Rhoen-Klinikum AG	7,370	178,076
*Roth & Rau AG	699	23,526
Sartorius AG	335	8,381
*Senator Entertainment AG	140	106
*SGL Carbon SE	2,674	101,147
#*Singulus Technologies AG	700	2,235
Sixt AG	900	24,640
*Sky Deutschland AG	22,676	93,512
#Software AG	1,603	142,908
#*Solon SE	370	4,258
#Stada Arzneimittel AG	4,339	116,795
STINAG Stuttgarter Invest AG	1,000	28,109
#Symrise AG	8,168	147,618
Takkt AG	1,500	16,551
*Technotrans AG	637	4,596
Tognum AG	2,339	35,747
#*Versatel AG	1,439	11,169
Vossloh AG	800	78,830
Wincor Nixdorf AG	1,480	86,556
#Wirecard AG	3,775	48,331

TOTAL GERMANY		3,479,997

1277

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (1.6%)
*Agricultural Bank of Greece S.A.	13,536	$38,367
Alapis Holdings Industrial & Commercial S.A.	39,868	33,668
*Anek Lines S.A.	6,610	7,914
*Astir Palace Hotels S.A.	2,100	11,878
*Attica Bank S.A.	5,715	17,165
Bank of Greece S.A.	1,143	86,423
Ellaktor S.A.	9,312	79,771
EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	14,826
*Forthnet S.A.	5,680	12,672
Fourlis Holdings S.A.	2,390	39,705
Frigoglass S.A.	750	10,083
GEK Terna S.A.	4,087	39,129
*Geniki Bank S.A.	11,248	15,868
*Halkor S.A.	2,770	6,886
Hellenic Exchanges S.A.	1,918	27,280
Hellenic Petroleum S.A.	6,307	76,450
Heracles General Cement Co. S.A.	5,400	48,699
Iaso S.A.	3,087	18,875
*Intracom Holdings S.A.	5,500	12,920
J&P-Avax S.A.	3,100	17,017
*Lambrakis Press S.A.	6,399	25,732
Marfin Investment Group S.A.	9,260	36,896
Metka S.A.	1,850	28,831
Michaniki S.A.	3,160	7,624
Motor Oil (Hellas) Corinth Refineries S.A.	2,329	41,032
Mytilineos Holdings S.A.	4,200	36,108
S&B Industrial Minerals S.A.	1,349	10,405
*Sidenor Steel Products Manufacturing Co. S.A.	2,262	19,257
*Technical Olympic S.A.	6,875	4,193
Titan Cement Co. S.A.	3,511	121,346
*TT Hellenic Postbank S.A.	10,394	73,819
Viohalco S.A.	9,200	64,319

TOTAL GREECE		1,085,158

HONG KONG — (1.4%)
Alco Holdings, Ltd.	68,000	22,005
Allied Group, Ltd.	17,600	41,546
Asia Financial Holdings, Ltd.	54,874	18,698
Asia Satellite Telecommunications Holdings, Ltd.	11,500	17,023
*Asia Standard International Group, Ltd.	24,940	3,661
*Associated International Hotels, Ltd.	28,000	60,513
Century City International Holdings, Ltd.	39,400	2,323
Champion Technology Holdings, Ltd.	60,804	2,052
Chen Hsong Holdings, Ltd.	30,000	8,676
Chevalier International Holdings, Ltd.	4,000	2,867
China Hong Kong Photo Products Holdings, Ltd.	90,000	5,869
*China Solar Energy Holdings, Ltd.	330,000	5,035
Chong Hing Bank, Ltd.	11,000	21,336
Chow Sang Sang Holdings, Ltd.	18,000	17,835
City Telecom, Ltd.	32,239	10,717
Cross-Harbour Holdings, Ltd.	30,658	30,604
Daphne International Holdings, Ltd.	50,000	37,789
Dickson Concepts International, Ltd.	14,500	6,711
*Digitalhongong.com	329	19
DVN Holdings, Ltd.	68,000	5,001
Dynamic Holdings, Ltd.	20,000	4,059
*EganaGoldpfeil Holdings, Ltd.	85,130	—
*Emperor International Holdings, Ltd.	86,000	15,576
*EPI (Holdings), Ltd.	7,132	224
*Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,542
Far East Consortium International, Ltd.	48,560	15,475

1278

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Fountain Set Holdings, Ltd.	28,000	$4,357
Fubon Bank Hong Kong, Ltd.	34,000	15,212
Giordano International, Ltd.	66,000	16,361
Glorious Sun Enterprises, Ltd.	48,000	15,005
Golden Resorts Group, Ltd.	244,000	8,299
*Goldin Properties Holdings, Ltd.	30,000	11,748
Grande Holdings, Ltd.	28,000	2,000
Hang Ten Group Holdings, Ltd.	93	6
Harbour Centre Development, Ltd.	13,500	10,936
*Hi Sun Technology (China), Ltd.	63,000	24,421
*HKR International, Ltd.	34,533	14,435
Hung Hing Printing Group, Ltd.	29,815	9,052
Integrated Distribution Services Group, Ltd.	8,000	11,197
K Wah International Holdings, Ltd.	62,078	21,126
*Lai Sun Development Co., Ltd.	625,000	11,183
Liu Chong Hing Investment, Ltd.	18,000	16,176
Lung Kee (Bermuda) Holdings, Ltd.	26,000	13,250
*Melco International Development, Ltd.	32,000	17,452
Midland Holdings, Ltd.	34,000	29,113
Miramar Hotel & Investment Co., Ltd.	20,000	21,925
Natural Beauty Bio-Technology, Ltd.	110,000	18,693
*Next Media, Ltd.	38,000	4,834
*Norstar Founders Group, Ltd.	56,000	5,275
*Pacific Century Premium Developments, Ltd.	60,000	16,179
Public Financial Holdings, Ltd.	24,000	12,390
*PYI Corp., Ltd.	169,839	7,751
Regal Hotels International Holdings, Ltd.	29,000	10,841
Road King Infrastructure, Ltd.	16,000	12,907
Sa Sa International Holdings, Ltd.	46,000	22,874
Sea Holdings, Ltd.	38,000	16,826
Shell Electric Manufacturing Co., Ltd.	3,725	2,991
Shui On Construction & Materials, Ltd.	6,000	9,268
Silver Grant International Industries, Ltd.	40,000	9,059
Singamas Container Holdings, Ltd.	90,000	17,080
Smartone Telecommunications Holdings, Ltd.	18,000	13,782
Solomon Systech International, Ltd.	58,000	5,415
Tai Cheung Holdings, Ltd.	25,000	13,881
*TCC International Holdings, Ltd.	26,000	10,496
Texwinca Holdings, Ltd.	30,000	25,415
Transport International Holdings, Ltd.	4,800	13,570
Truly International Holdings, Ltd.	6,000	6,181
Upbest Group, Ltd.	74,000	9,447
Varitronix International, Ltd.	20,009	6,136
Vitasoy International Holdings, Ltd.	56,000	33,910
*Vodone, Ltd.	4,000	1,083
*Vongroup, Ltd.	190,000	4,426
*Wai Kee Holdings, Ltd.	52,000	11,762
Wing On Co. International, Ltd.	18,000	23,838

TOTAL HONG KONG		977,720

IRELAND — (1.0%)
*Aer Lingus Group P.L.C.	12,225	10,254
C&C Group P.L.C.	14,715	54,294
DCC P.L.C. (0242493)	3,673	96,749
DCC P.L.C. (4189477)	862	22,698
*Dragon Oil P.L.C. (0059079)	10,017	68,178
*Dragon Oil P.L.C. (5323218)	3,577	24,361
FBD Holdings P.L.C.	1,308	13,004
Glanbia P.L.C.	12,578	50,244
Grafton Group P.L.C.	3,440	17,167
Greencore Group P.L.C.	7,524	17,015

1279

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Independent News & Media P.L.C.	26,731	$7,852
Irish Continental Group P.L.C.	1,483	28,092
Irish Life & Permanent P.L.C.	4,180	30,227
*Kenmare Resources P.L.C.	27,736	11,054
*Kingspan Group P.L.C.	7,161	60,405
Paddy Power P.L.C. (0258810)	1,777	56,866
Paddy Power P.L.C. (4828974)	765	24,474
United Drug P.L.C.	18,067	59,478
*Waterford Wedgwood P.L.C.	70,325	—

TOTAL IRELAND		652,412

ITALY — (3.4%)
ACEA SpA	3,393	39,692
Acegas-APS SpA	1,710	10,493
Actelios SpA	1,592	9,000
*Aedes SpA	2,841	925
*Amplifon SpA	2,320	9,014
Ansaldo STS SpA	2,808	53,739
Astaldi SpA	3,158	29,454
*Autogrill SpA	4,927	55,407
Azimut Holding SpA	8,768	105,789
Banca Generali SpA	2,496	28,753
*Banca Intermobiliare SpA	5,000	26,560
Banca Piccolo Credito Valtellinese Scarl SpA	9,996	91,862
Banca Popolare dell’Etruria e del Lazio Scarl	2,881	18,781
*Banca Profilo SpA	12,890	11,750
Banco di Desio e della Brianza SpA	5,000	33,070
Benetton Group SpA	3,983	38,512
Brembo SpA	1,837	13,877
#Bulgari SpA	9,945	81,378
Buzzi Unicem SpA	4,209	70,615
*C.I.R. SpA - Compagnie Industriali Riunite	17,000	38,252
Caltagirone Editore SpA	3,000	8,954
*Carraro SpA	1,070	4,303
Cementir SpA	2,366	10,766
*Class Editore SpA	3,300	3,535
Credito Artigiano SpA	3,415	9,264
Credito Bergamasco SpA	555	21,064
*Credito Emiliano SpA	5,091	33,206
#Danieli & Co. SpA	2,142	53,783
Davide Campari - Milano SpA	8,496	81,072
De Longhi SpA	8,000	34,244
DiaSorin SpA	1,751	64,094
#ERG SpA	3,547	52,355
*ErgyCapital SpA	51	38
Esprinet SpA	1,098	11,002
#*Fastweb SpA	679	19,326
#*Gemina SpA	34,444	29,023
#Geox SpA	3,764	28,816
Gewiss SpA	4,000	17,786
*Gruppo Coin SpA	2,813	16,750
#*Gruppo Editoriale L’Espresso SpA	7,849	22,346
Hera SpA	44,932	99,349
*Immsi SpA	8,658	11,609
Impregilo SpA	11,844	40,448
*Indesit Co. SpA	2,500	28,336
Industria Macchine Automatique SpA	1,436	27,360
Intek SpA	16,174	7,545
#*Interpump Group SpA	2,893	17,655
Iride SpA	16,820	31,031
*Italmobiliare SpA	273	13,114

1280

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
KME Group SpA	5,166	$3,680
*Mariella Burani SpA	427	1,585
Marr SpA	2,435	21,391
Milano Assicurazioni SpA	11,050	36,358
#*Mondadori (Arnoldo) Editore SpA	7,418	34,037
*Permasteelisa SpA	913	17,322
*Pirelli & Co. Real Estate SpA	20,170	15,979
*Pirelli & Co. SpA	157,079	88,258
*Premafin Finanziaria SpA	21,959	35,945
Prysmian SpA	6,170	108,487
Recordati SpA	9,617	74,611
SAES Getters SpA	616	6,332
Societa Iniziative Autostradali e Servizi SpA	5,499	48,678
#*Societe Cattolica di Assicurazoni Scrl SpA	2,483	79,614
*Sogefi SpA	3,015	6,688
Sol SpA	2,651	15,769
*Sorin SpA	10,530	19,171
#*Telecom Italia Media SpA	34,412	6,020
Tod’s SpA	1,030	71,007
Trevi Finanziaria SpA	999	17,005
Vianini Lavori SpA	3,006	22,016
Vittoria Assicurazioni SpA	2,848	16,121

TOTAL ITALY		2,311,171

JAPAN — (20.3%)
Achilles Corp.	6,000	8,612
Adeka Corp.	5,200	47,659
#Aderans Holdings Co., Ltd.	2,400	29,721
Advan Co., Ltd.	2,000	12,610
Aeon Fantasy Co., Ltd.	1,152	15,228
*Ahresty Corp.	700	4,732
#Ai Holdings Corp.	3,200	11,256
Aica Kogyo Co., Ltd.	3,000	28,700
Aichi Bank, Ltd. (The)	600	50,309
Aichi Machine Industry Co., Ltd.	5,000	14,774
Aichi Steel Corp.	7,000	33,506
Aichi Tokei Denki Co., Ltd.	3,000	8,955
Aida Engineering, Ltd.	4,000	11,951
Aiphone Co., Ltd.	1,100	19,542
#*Akebono Brake Industry Co., Ltd.	4,000	31,135
Akita Bank, Ltd. (The)	15,000	58,552
Aloka Co., Ltd.	2,000	15,980
#*Alpine Electronics, Inc.	2,900	28,503
Alps Logistics Co., Ltd.	1,000	9,569
#Amano Corp.	3,000	25,823
Ando Corp.	7,000	9,243
*Anritsu Corp.	5,000	17,574
#AOC Holdings, Inc.	1,800	12,045
AOI Electronics Co., Ltd.	900	15,142
AOKI Holdings, Inc.	1,600	15,624
Aomori Bank, Ltd. (The)	13,000	36,700
Aoyama Trading Co., Ltd.	3,200	51,281
Arakawa Chemical Industries, Ltd.	1,800	22,255
#Ariake Japan Co., Ltd.	900	14,036
Arisawa Manufacturing Co., Ltd.	1,000	6,275
Aronkasei Co., Ltd.	4,000	17,344
As One Corp.	990	18,270
Asahi Diamond Industrial Co., Ltd.	5,000	35,239
Asahi Holdings, Inc.	1,100	18,634
Asahi Kogyosha Co., Ltd.	3,000	12,576
Asahi Organic Chemicals Industry Co., Ltd.	3,000	7,553

1281

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Asahi Tec Corp.	80,000	$23,685
Asatsu-DK, Inc.	1,000	19,721
Ashimori Industry Co., Ltd.	3,000	4,660
ASKA Pharmaceutical Co., Ltd.	2,000	17,509
Asunaro Aoki Construction Co., Ltd.	4,000	25,019
Atsugi Co., Ltd.	15,000	18,879
#Avex Group Holdings, Inc.	1,300	11,754
Bando Chemical Industries, Ltd.	5,000	14,103
Bank of Iwate, Ltd. (The)	700	41,474
Bank of Nagoya, Ltd. (The)	8,000	31,599
Bank of Okinawa, Ltd. (The)	1,100	37,930
Bank of Saga, Ltd. (The)	6,000	20,420
Bank of the Ryukyus, Ltd.	4,000	43,025
Belluna Co., Ltd.	1,400	6,041
Best Denki Co., Ltd.	2,500	11,008
Bookoff Corp.	1,000	13,737
#CAC Corp.	1,700	11,784
*Calsonic Kansei Corp.	6,000	16,225
Canon Electronics, Inc.	1,500	29,820
Canon Finetech, Inc.	2,000	25,995
Cawachi, Ltd.	800	16,598
#*Cedyna Financial Corp.	3,886	7,675
Central Glass Co., Ltd.	11,000	44,307
Century Tokyo Leasing Corp.	3,469	38,752
*Chiba Kogyo Bank, Ltd. (The)	3,200	28,048
Chiyoda Co., Ltd.	1,700	20,255
Chofu Seisakusho Co., Ltd.	1,800	35,582
Chori Co., Ltd.	5,000	5,789
Chudenko Corp.	1,500	22,194
Chuetsu Pulp & Paper Co., Ltd.	8,000	15,817
*Chugai Mining Co., Ltd.	5,000	2,267
Chugai Ro Co., Ltd.	7,000	19,650
Chugoku Marine Paints, Ltd.	4,000	28,055
Chukyo Bank, Ltd. (The)	7,000	19,200
Chuo Spring Co., Ltd.	5,000	14,340
#CKD Corp.	2,000	14,875
*Clarion Co., Ltd.	13,000	12,347
Cleanup Corp.	2,000	13,946
*CMK Corp.	2,000	14,181
Coca-Cola Central Japan Co., Ltd.	1,500	20,099
Cocakara Fine Holdings, Inc.	879	20,081
Colowide Co., Ltd.	4,200	27,961
#*Columbia Music Entertainment, Inc.	3,000	1,107
Computer Engineering & Consulting, Ltd.	1,500	9,730
Corona Corp.	1,300	17,411
Cosel Co., Ltd.	1,600	17,975
#*CSK Holdings Corp.	1,058	3,983
#Cybozu, Inc.	41	18,193
*Dai Nippon Toryo, Ltd.	11,000	12,647
Dai-Dan Co., Ltd.	3,000	15,388
#Daido Metal Co., Ltd.	3,000	8,067
#*Daiei, Inc. (The)	3,400	12,595
Daifuku Co., Ltd.	2,000	12,385
Daihen Corp.	11,000	38,329
Daiichi Jitsugyo Co., Ltd.	4,000	11,508
#Daiken Corp.	9,000	20,169
*Daiki Aluminium Industry Co., Ltd.	3,000	7,213
#Daiko Clearing Services Corp.	1,000	5,302
Daikoku Denki Co., Ltd.	900	17,841
#*Daikyo, Inc.	6,000	14,871
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	13,457

1282

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Dainippon Screen Manufacturing Co., Ltd.	8,000	$34,002
*Daisan Bank, Ltd. (The)	7,000	16,866
#Daiseki Co., Ltd.	1,430	28,101
Daisyo Corp.	1,600	21,629
Daito Bank, Ltd. (The)	10,000	7,459
Daiwa Industries, Ltd.	3,000	15,650
#Daiwabo Holdings Co., Ltd.	8,000	31,190
DCM Japan Holdings Co., Ltd.	5,100	32,984
Denki Kogyo Co., Ltd.	3,000	14,368
Denyo Co., Ltd.	2,000	14,702
Descente, Ltd.	5,000	24,179
Doutor Nichires Holdings Co., Ltd.	2,212	32,014
DTS Corp.	1,200	10,314
DyDo Drinco, Inc.	500	15,267
eAccess, Ltd.	40	28,055
Eagle Industry Co., Ltd.	2,000	9,941
Edion Corp.	1,600	12,923
Ehime Bank, Ltd. (The)	6,000	16,322
Eighteenth Bank, Ltd. (The)	6,000	16,557
Eiken Chemical Co., Ltd.	2,000	23,385
Eizo Nanao Corp.	600	14,247
Enplas Corp.	700	11,930
ESPEC Corp.	2,000	12,536
Exedy Corp.	1,400	28,787
Fancl Corp.	2,700	48,184
*FDK Corp.	7,000	11,016
#Foster Electric Co., Ltd.	2,000	51,201
France Bed Holdings Co., Ltd.	13,000	20,170
#Fuji Co., Ltd.	1,500	29,826
Fuji Corp., Ltd.	3,000	12,157
*Fuji Fire & Marine Insurance Co., Ltd. (The)	13,000	14,884
*Fuji Kosan Co., Ltd.	6,000	4,833
#Fuji Kyuko Co., Ltd.	5,000	24,824
Fuji Soft, Inc.	2,700	46,705
#Fujibo Holdings, Inc.	4,000	6,626
Fujicco Co., Ltd.	1,400	15,384
Fujikura Kasei Co., Ltd.	2,000	10,333
#Fujita Kanko, Inc.	5,000	19,861
Fujitsu Frontech, Ltd.	2,000	16,728
Fujitsu General, Ltd.	6,000	19,808
#*Fujiya Co., Ltd.	10,000	18,836
*Fukuda Corp.	3,000	5,637
Fukui Bank, Ltd. (The)	12,000	39,827
*Fukushima Bank, Ltd.	14,000	8,137
#Fukuyama Transporting Co., Ltd.	7,000	36,396
Furukawa Co., Ltd.	18,000	23,831
Furusato Industries, Ltd.	1,000	6,031
Fuso Pharmaceutical Industries, Ltd.	5,000	15,535
Futaba Corp.	1,200	18,579
Future Architect, Inc.	26	10,486
Fuyo General Lease Co., Ltd.	1,000	22,096
#Gakken Holdings Co., Ltd.	3,000	8,570
Gecoss Corp.	3,500	15,435
GEO Co., Ltd.	18	18,692
GLOBERIDE, Inc.	10,000	12,494
#GMO Internet, Inc.	1,500	6,854
Godo Steel, Ltd.	6,000	11,642
#Gulliver International Co., Ltd.	220	16,315
Gun-Ei Chemical Industry Co., Ltd.	7,000	16,825
Gunze, Ltd.	9,000	35,452
Hakuto Co., Ltd.	1,400	12,556

1283

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hanwa Co., Ltd.	10,000	$34,921
Happinet Corp.	900	12,490
Harashin Narus Holdings Co., Ltd.	1,200	13,228
Haruyama Trading Co., Ltd.	1,400	6,092
Heiwado Co., Ltd.	2,500	32,732
Hibiya Engineering, Ltd.	3,000	25,710
Higashi-Nippon Bank, Ltd.	4,000	8,632
Hikari Tsushin, Inc.	1,400	26,265
HIS Co., Ltd.	700	15,045
Hitachi Cable, Ltd.	10,000	26,633
#Hitachi Koki Co., Ltd.	2,900	32,101
Hitachi Kokusai Electric, Inc.	4,320	33,381
Hitachi Medical Corp.	2,000	19,283
#*Hitachi Zosen Corp.	34,500	44,935
#Hodogaya Chemical Co., Ltd.	4,000	9,786
Hogy Medical Co., Ltd.	1,100	59,127
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	16,375
Hokkaido Gas Co., Ltd.	4,000	11,162
Hokkan Holdings, Ltd.	6,000	15,293
Hokuetsu Bank, Ltd. (The)	7,000	11,757
#Hokuetsu Kishu Paper Co., Ltd.	7,000	36,203
Hokuriku Electric Industry Co., Ltd.	4,000	7,114
Hokuto Corp.	1,000	22,352
#Hosiden Corp.	2,400	29,064
*Howa Machinery, Ltd.	5,000	2,850
#*Ichikoh Industries, Ltd.	4,000	7,120
Ichiyoshi Securities Co., Ltd.	2,000	14,903
Icom, Inc.	700	16,904
#Iino Kaiun Kaisha, Ltd.	7,300	32,438
Imperial Hotel, Ltd.	550	11,059
*Impress Holdings, Inc.	3,100	7,689
Inaba Denki Sangyo Co., Ltd.	1,000	23,717
Inaba Seisakusho Co., Ltd.	1,200	12,207
Inabata & Co., Ltd.	4,000	15,157
Inageya Co., Ltd.	2,000	20,804
Ines Corp.	3,600	27,126
Inui Steamship Co., Ltd.	1,500	11,671
*Invoice, Inc.	311	4,722
#*Iseki & Co., Ltd.	14,000	52,417
*Ishihara Sangyo Kaisha, Ltd.	24,000	19,534
Itochu Enex Co., Ltd.	4,000	20,537
Itochu-Shokuhin Co., Ltd.	600	20,429
Itoham Foods, Inc.	5,000	19,764
Itoki Corp.	3,000	7,244
*Iwasaki Electric Co., Ltd.	4,000	7,251
Iwatani International Corp.	11,000	32,925
*Iwatsu Electric Co., Ltd.	3,000	2,708
Izumiya Co., Ltd.	7,000	36,100
Jamco Corp.	2,000	10,912
#*Janome Sewing Machine Co., Ltd.	14,000	9,498
Japan Aviation Electronics Industry, Ltd.	2,000	12,212
Japan Business Computer Co., Ltd.	2,000	13,739
Japan Cash Machine Co., Ltd.	1,700	13,607
Japan Digital Laboratory Co., Ltd.	2,300	28,484
Japan Medical Dynamic Marketing, Inc.	770	2,202
Japan Pulp & Paper Co., Ltd.	5,000	19,063
#Japan Radio Co., Ltd.	7,000	13,762
Japan Transcity Corp.	3,000	8,834
Japan Vilene Co., Ltd.	3,000	15,970
Japan Wool Textile Co., Ltd. (The)	6,000	40,065
Jeol, Ltd.	5,000	20,088

1284

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
J-Oil Mills, Inc.	6,000	$20,490
#Joshin Denki Co., Ltd.	2,000	13,982
JSP Corp.	1,900	18,165
#*Juki Corp.	7,000	7,315
*JVC Kenwood Holdings, Inc.	69,700	33,228
Kadokawa Holdings, Inc.	700	16,610
Kaga Electronics Co., Ltd.	900	9,034
Kagawa Bank, Ltd. (The)	3,000	10,821
#Kakaku.com, Inc.	14	51,194
Kaken Pharmaceutical Co., Ltd.	7,000	63,341
*Kamagai Gumi Co., Ltd.	8,000	5,661
Kameda Seika Co., Ltd.	1,200	22,340
Kamei Corp.	2,000	10,401
Kanaden Corp.	3,000	15,970
Kanagawa Chuo Kotsu Co., Ltd.	4,000	22,976
Kanamoto Co., Ltd.	2,000	8,538
*Kanematsu Corp.	11,025	9,064
Kanto Auto Works, Ltd.	2,900	27,564
Kanto Denka Kogyo Co., Ltd.	4,000	32,577
Kanto Natural Gas Development Co., Ltd.	2,000	12,108
*Kanto Tsukuba Bank, Ltd. (The)	1,700	5,671
Kato Sangyo Co., Ltd.	2,000	34,517
Kato Works Co., Ltd.	4,000	7,770
*Kawada Technologies, Inc.	200	3,415
Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	6,216
#*Kayaba Industry Co., Ltd.	16,000	46,241
Keihin Corp.	1,200	18,227
#Keiyo Co., Ltd.	2,000	9,712
#*Kenedix, Inc.	15	5,701
Kentucky Fried Chicken Japan, Ltd.	1,000	18,663
#Key Coffee, Inc.	1,400	24,680
#*Kinki Nippon Tourist Co., Ltd.	6,000	5,474
Kintetsu World Express, Inc.	1,200	27,892
Kirayaka Bank, Ltd.	10,000	8,490
#Kisoji Co., Ltd.	1,200	26,221
#Kitagawa Iron Works Co., Ltd.	7,000	7,764
Kita-Nippon Bank, Ltd. (The)	400	12,060
Kitz Corp.	4,000	20,688
Kiyo Holdings, Inc.	48,000	57,517
Koa Corp.	1,500	12,117
Koatsu Gas Kogyo Co., Ltd.	4,000	23,050
Kohnan Shoji Co., Ltd.	2,000	24,286
Koike Sanso Kogyo Co., Ltd.	4,000	11,332
#Kojima Co., Ltd.	2,300	11,601
Kokuyo Co., Ltd.	5,900	51,502
Komatsu Seiren Co., Ltd.	4,000	15,686
Komeri Co., Ltd.	800	22,111
Komori Corp.	3,200	37,851
Konaka Co., Ltd.	1,760	5,108
Konishi Co., Ltd.	2,000	19,104
#Kosei Securities Co., Ltd.	4,000	4,357
Kurabo Industries, Ltd.	13,000	22,435
#Kureha Corp.	12,000	64,729
*Kurimoto, Ltd.	11,000	10,689
Kuroda Electric Co., Ltd.	1,200	17,348
Kyoden Co., Ltd.	3,000	4,131
Kyodo Printing Co., Ltd.	9,000	25,847
Kyodo Shiryo Co., Ltd.	5,000	6,856
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	9,099
Kyokuyo Co., Ltd.	9,000	18,176
Kyosan Electric Manufacturing Co., Ltd.	5,000	23,117

1285

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kyowa Exeo Corp.	4,000	$36,636
Kyudenko Corp.	3,000	18,003
Life Corp.	2,000	35,069
Macnica, Inc.	800	12,699
Maeda Corp.	6,000	16,500
Maeda Road Construction Co., Ltd.	6,000	48,906
Maezawa Kaisei Industries Co., Ltd.	1,200	13,048
Maezawa Kyuso Industries Co., Ltd.	1,200	17,510
*Makino Milling Machine Co., Ltd.	4,000	15,633
Mandom Corp.	800	20,862
Mars Engineering Corp.	700	21,824
Marubun Corp.	1,900	10,026
Marudai Food Co., Ltd.	5,000	16,492
#Maruetsu, Inc. (The)	5,000	23,081
Maruha Nichiro Holdings, Inc.	22,525	33,043
Marukyu Co., Ltd.	2,000	21,092
Marusan Securities Co., Ltd.	6,000	35,646
Maruwa Co., Ltd.	700	16,185
#Maruyama Manufacturing Co., Inc.	3,000	6,030
#*Maruzen Co., Ltd.	4,000	4,282
Maruzen Showa Unyu Co., Ltd.	6,000	20,356
Matsuda Sangyo Co., Ltd.	1,225	20,789
#*Matsuya Co., Ltd.	2,000	19,097
Matsuya Foods Co., Ltd.	1,000	14,338
Max Co., Ltd.	2,000	20,552
Maxvalu Tokai Co., Ltd.	1,000	11,697
#Megachips Corp.	1,900	31,463
*Megmilk Snow Brand Co., Ltd.	1,300	25,635
Meitec Corp.	800	13,487
Meito Sangyo Co., Ltd.	1,200	16,841
*Meiwa Estate Co., Ltd.	1,700	11,087
*Meiwa Trading Co., Ltd.	3,000	5,352
Melco Holdings, Inc.	1,400	28,056
Michinoku Bank, Ltd. (The)	5,000	11,317
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	25,292
Mimasu Semiconductor Industry Co., Ltd.	1,219	15,827
*Minato Bank, Ltd. (The)	21,000	26,417
Ministop Co., Ltd.	1,500	20,966
#*Misawa Homes Co., Ltd.	2,000	7,272
#Misawa Resort Co., Ltd.	4,000	6,541
Mitani Corp.	1,200	7,631
*Mitsubishi Cable Industries, Ltd.	14,000	12,645
Mitsubishi Paper Mills, Ltd.	13,000	16,735
*Mitsubishi Steel Manufacturing Co., Ltd.	5,000	9,791
Mitsuboshi Belting, Ltd.	5,000	18,899
*Mitsui High-Tec, Inc.	3,300	33,327
#Mitsui-Soko Co., Ltd.	10,000	34,687
Mitsuuroko Co., Ltd.	3,000	21,324
#Miura Co., Ltd.	2,000	55,852
Miyazaki Bank, Ltd. (The)	6,000	27,402
#Mizuno Corp.	9,000	41,488
#Modec, Inc.	800	15,897
Morinaga & Co., Ltd.	16,000	34,046
Morinaga Milk Industry Co., Ltd.	14,000	65,320
Morita Holdings Corp.	4,000	20,617
#Mos Food Services, Inc.	2,000	32,999
Moshi Moshi Hotline, Inc.	1,000	18,170
Nachi-Fujikoshi Corp.	13,000	28,801
Nagano Bank, Ltd. (The)	6,000	12,574
#Nagatanien Co., Ltd.	2,000	19,417
Nakamuraya Co., Ltd.	3,000	15,894

1286

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nakayama Steel Works, Ltd.	5,000	$7,612
*NEC Electronics Corp.	2,300	17,057
NEC Fielding, Ltd.	1,200	17,668
NEC Mobiling, Ltd.	1,100	29,972
Net One Systems Co., Ltd.	31	40,640
*Netmarks, Inc.	7	1,615
New Japan Radio Co., Ltd.	3,000	6,607
Nichia Steel Works, Ltd.	4,000	12,305
*Nichias Corp.	4,000	14,452
#Nichicon Corp.	1,900	18,994
Nichii Gakkan Co.	1,600	15,869
Nichireki Co., Ltd.	2,000	8,451
Nidec Copal Corp.	1,800	26,987
Nidec Sankyo Corp.	3,000	22,796
Nidec Tosok Corp.	1,600	13,660
Nifco, Inc.	2,000	40,929
#Nihon Dempa Kogyo Co., Ltd.	600	11,181
#Nihon Eslead Corp.	1,000	10,432
Nihon Kohden Corp.	2,000	33,476
#Nihon Nohyaku Co., Ltd.	5,000	31,790
Nihon Parkerizing Co., Ltd.	2,000	23,711
Nikkiso Co., Ltd.	4,000	30,217
Nippo Corp.	4,000	30,857
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	12,811
Nippon Carbon Co., Ltd.	5,000	17,055
#Nippon Ceramic Co., Ltd.	1,000	13,518
Nippon Chemical Industrial Co., Ltd.	2,000	4,708
#*Nippon Chemi-Con Corp.	5,000	18,501
Nippon Chemiphar Co., Ltd.	3,000	9,588
#Nippon Coke & Engineering Co., Ltd.	12,500	15,102
Nippon Concrete Industries Co., Ltd.	3,000	4,971
#Nippon Denko Co., Ltd.	6,000	42,682
Nippon Densetsu Kogyo Co., Ltd.	2,000	16,806
Nippon Denwa Shisetu Co., Ltd.	5,000	15,181
Nippon Filcon Co., Ltd.	2,000	10,876
Nippon Flour Mills Co., Ltd.	8,000	40,652
Nippon Gas Co., Ltd.	2,000	34,657
Nippon Kasei Chemical Co., Ltd.	5,000	10,757
*Nippon Kinzoku Co., Ltd.	3,000	5,370
Nippon Koei Co., Ltd.	5,000	15,988
Nippon Konpo Unyu Soko Co., Ltd.	4,000	43,449
Nippon Koshuha Steel Co., Ltd.	10,000	10,319
*Nippon Light Metal Co., Ltd.	31,000	27,290
#Nippon Metal Industry Co., Ltd.	8,000	14,314
*Nippon Pillar Packing Co., Ltd.	2,000	9,063
*Nippon Piston Ring Co., Ltd.	7,000	7,490
Nippon Seiki Co., Ltd.	1,000	10,501
Nippon Shinyaku Co., Ltd.	3,000	41,495
Nippon Signal Co., Ltd.	3,000	27,131
Nippon Soda Co., Ltd.	8,000	32,206
Nippon Suisan Kaisha, Ltd.	10,500	30,092
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	22,033
Nippon Thompson Co., Ltd.	3,000	15,734
Nippon Valqua Industries, Ltd.	6,000	11,796
Nippon Yakin Kogyo Co., Ltd.	4,000	19,410
Nipro Corp.	1,000	21,588
*NIS Group Co., Ltd.	2,639	1,090
Nishimatsu Construction Co., Ltd.	11,000	16,727
Nissan Shatai Co., Ltd.	3,000	25,288
Nissei Corp.	1,000	6,885
Nissen Holdings Co., Ltd.	1,600	5,241

1287

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nisshin Fudosan Co., Ltd.	1,400	$7,506
#Nisshin Oillio Group, Ltd. (The)	10,000	52,696
Nittan Valve Co., Ltd.	2,000	6,393
Nittetsu Mining Co., Ltd.	3,000	16,070
Nitto Boseki Co., Ltd.	18,000	32,515
Nitto Electric Works, Ltd.	3,000	29,906
Nitto Seiko Co., Ltd.	3,000	7,405
NOF Corp.	7,000	31,749
Nomura Co., Ltd.	4,000	11,522
Noritake Co., Ltd.	8,000	23,368
Noritsu Koki Co., Ltd.	1,200	10,109
#Noritz Corp.	2,600	33,000
#NS Solutions Corp.	1,400	25,614
#NSD Co., Ltd.	2,400	24,472
Oenon Holdings, Inc.	5,000	10,579
Oiles Corp.	1,728	28,351
Oita Bank, Ltd. (The)	10,000	40,616
Okabe Co., Ltd.	4,000	14,175
Okamoto Industries, Inc.	6,000	22,790
Okamura Corp.	3,000	14,746
Okasan Securities Group, Inc.	10,000	47,259
Okinawa Electric Power Co., Ltd.	877	47,233
#*OKK Corp.	5,000	4,083
Okumura Corp.	4,000	13,935
*Okura Industrial Co., Ltd.	4,000	12,017
Okuwa Co., Ltd.	2,000	22,307
Olympic Corp.	1,800	12,824
Ono Sokki Co., Ltd.	3,000	13,504
Onoken Co., Ltd.	2,000	16,700
Organo Corp.	4,000	28,456
Origin Electric Co., Ltd.	3,000	7,700
Osaki Electric Co., Ltd.	3,000	29,024
OSG Corp.	2,000	19,670
Pacific Industrial Co., Ltd.	4,000	18,093
PanaHome Corp.	4,000	25,048
Paramount Bed Co., Ltd.	1,700	37,869
Parco Co., Ltd.	2,000	17,509
Paris Miki Holdings, Inc.	1,000	8,224
*Pasco Corp.	1,000	2,012
*Penta-Ocean Construction Co., Ltd.	18,000	20,369
#Pigeon Corp.	1,300	50,404
Piolax, Inc.	1,000	16,975
Press Kogyo Co., Ltd.	9,000	19,698
Prima Meat Packers, Ltd.	5,000	5,785
Raito Kogyo Co., Ltd.	2,400	4,779
*Rasa Industries, Ltd.	3,000	3,417
*Renown, Inc.	3,000	5,456
#Resorttrust, Inc.	1,008	11,472
Rheon Automatic Machinery Co., Ltd.	2,000	6,096
*Rhythm Watch Co., Ltd.	10,000	13,440
Ricoh Leasing Co., Ltd.	1,000	20,450
Right On Co., Ltd.	1,125	9,555
Riken Corp.	7,000	25,385
Riken Technos Corp.	5,000	11,688
Riken Vitamin Co., Ltd.	2,000	53,081
#Ringer Hut Co., Ltd.	1,800	22,799
RISA Partners, Inc.	19	14,961
Rock Field Co., Ltd.	300	3,986
Roland Corp.	2,000	21,350
#Roland DG Corp.	900	11,804
Round One Corp.	1,200	8,790

1288

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Royal Co., Ltd.	2,000	$22,092
*Ryobi, Ltd.	11,000	28,471
Ryoden Trading Co., Ltd.	3,000	17,196
Ryosan Co., Ltd.	2,100	50,143
Ryoshoku, Ltd.	1,100	26,350
Ryoyo Electro Corp.	2,000	16,361
S Foods, Inc.	2,000	18,230
*Sagami Chain Co., Ltd.	2,000	17,816
*Sagami Co., Ltd.	3,000	5,944
Saibu Gas Co., Ltd.	24,000	68,654
#Saizeriya Co., Ltd.	1,700	32,799
Sakata INX Corp.	3,000	11,504
#Sakata Seed Corp.	2,000	31,272
Sala Corp.	4,000	25,552
San-Ai Oil Co., Ltd.	4,000	20,581
*Sanden Corp.	7,000	20,200
#Sanei-International Co., Ltd.	500	5,642
#Sankei Building Co., Ltd.	2,000	15,441
Sanken Electric Co., Ltd.	3,000	10,919
Sanki Engineering Co., Ltd.	5,000	36,724
Sankyo Seiko Co., Ltd.	4,000	10,731
*Sankyo-Tateyama Holdings, Inc.	16,000	15,754
Sanoh Industrial Co., Ltd.	3,000	19,006
#Sanrio Co., Ltd.	2,100	17,224
Sanshin Electronics Co., Ltd.	2,000	15,755
*Sansui Electric Co., Ltd.	28,000	1,844
Sanwa Holdings Corp.	5,000	13,709
Sanyo Chemical Industries, Ltd.	7,000	39,179
Sanyo Denki Co., Ltd.	4,000	18,561
#Sanyo Shokai, Ltd.	4,000	12,921
Sanyo Special Steel Co., Ltd.	6,000	22,062
#Sasebo Heavy Industries Co., Ltd.	7,000	15,495
Sato Corp.	2,100	25,564
Sato Shoji Corp.	2,000	10,721
Satori Electric Co., Ltd.	1,000	6,403
*Saxa Holdings, Inc.	4,000	8,406
Secom Joshinetsu Co., Ltd.	900	18,375
Secom Techno Service Co., Ltd.	500	13,822
Seika Corp.	8,000	18,474
Seikagaku Corp.	1,700	21,468
#Seiko Holdings Corp.	3,307	6,857
Seiren Co., Ltd.	2,000	13,147
Sekisui Jushi Co., Ltd.	2,000	16,114
Sekisui Plastics Co., Ltd.	7,000	27,486
#Senko Co., Ltd.	6,000	22,493
Senshu Electric Co., Ltd.	1,000	11,215
*Senshu Ikeda Holdings, Inc.	12,949	44,307
Senshukai Co., Ltd.	3,000	20,226
#*Shibaura Mechatronics Corp.	4,000	14,752
Shibusawa Warehouse Co., Ltd.	6,000	18,606
Shibuya Kogyo Co., Ltd.	2,100	19,038
#Shikibo, Ltd.	9,000	21,500
Shikoku Bank, Ltd.	10,000	33,745
Shikoku Chemicals Corp.	3,000	19,311
#Shima Seiki Manufacturing Co., Ltd.	1,200	24,482
Shimachu Co., Ltd.	800	18,913
#Shimizu Bank, Ltd.	400	17,244
Shinagawa Refractories Co., Ltd.	5,000	9,716
#*Shindengen Electric Manufacturing Co., Ltd.	3,000	7,099
Shin-Etsu Polymer Co., Ltd.	5,000	32,268
Shinkawa, Ltd.	1,000	16,061

1289

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shinko Plantech Co., Ltd.	3,000	$30,655
Shinko Shoji Co., Ltd.	2,000	15,522
Shinmaywa Industries, Ltd.	5,000	18,020
Shinnihon Corp.	4,000	7,199
*Shiroki Co., Ltd.	7,000	11,182
Shizuoka Gas Co., Ltd.	3,000	23,143
Sho-Bond Corp.	2,000	34,981
#Shobunsha Publications, Inc.	1,300	8,825
Shochiku Co., Ltd.	4,000	35,148
Showa Corp.	1,400	8,165
Showa Sangyo Co., Ltd.	10,000	33,426
#Siix Corp.	2,400	26,341
Sinanen Co., Ltd.	3,000	15,967
#Sinfonia Technology Co., Ltd.	6,000	14,335
#SMK Corp.	5,000	31,696
Sohgo Security Services Co., Ltd.	2,400	27,776
Sorun Corp.	2,000	10,111
SRA Holdings, Inc.	1,000	8,786
SSP Co., Ltd.	4,000	21,773
Star Micronics Co., Ltd.	2,000	16,445
Starzen Corp.	4,000	10,429
#Stella Chemifa Corp.	900	49,528
#Sumida Corp.	1,100	7,273
Suminoe Textile Co., Ltd.	5,000	7,058
#*Sumiseki Holdings, Inc.	2,300	2,503
Sumisho Computer Systems Corp.	1,100	17,419
*Sumitomo Light Metal Industries, Ltd.	11,000	9,838
*Sumitomo Mitsui Construction Co., Ltd.	9,660	8,397
#Sumitomo Osaka Cement Co., Ltd.	18,000	31,531
Sumitomo Pipe & Tube Co., Ltd.	3,000	17,017
Sumitomo Precision Products Co., Ltd.	2,000	6,021
Sumitomo Seika Chemicals Co., Ltd.	4,000	15,321
Sumitomo Warehouse Co., Ltd.	11,000	48,465
Sun Wave Corp.	2,000	5,646
SUNX, Ltd.	2,700	9,341
*SWCC Showa Holdings Co., Ltd.	12,000	11,340
*SxL Corp.	3,000	1,704
T. Hasegawa Co., Ltd.	1,600	24,662
Tachi-S Co., Ltd.	2,100	16,789
Taihei Dengyo Kaisha, Ltd.	3,000	36,319
Taiho Kogyo Co., Ltd.	1,900	14,132
Taikisha, Ltd.	2,000	25,239
Takamatsu Construction Group Co., Ltd.	1,600	22,551
#Takaoka Electric Manufacturing Co., Ltd.	4,000	12,809
Takara Holdings, Inc.	5,000	30,596
Takara Standard Co., Ltd.	5,000	28,839
Takasago International Corp.	7,000	36,564
Takasago Thermal Engineering Co., Ltd.	6,000	47,636
*Takashima & Co., Ltd.	4,000	5,774
Takiron Co., Ltd.	3,000	8,261
*Takuma Co., Ltd.	6,000	15,635
*Tamura Corp.	4,000	12,931
*TCM Corp.	5,000	11,705
#*Teac Corp.	5,000	2,179
TECHNO ASSOCIE Co., Ltd.	1,800	12,899
*Tecmo Koei Holdings Co., Ltd.	3,000	25,070
Teikoku Tsushin Kogyo Co., Ltd.	4,000	9,244
*Tekken Corp.	11,000	9,602
#Tenma Corp.	2,000	23,419
TKC Corp.	1,200	24,213
Toa Corp.	12,000	12,618

1290

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toa Doro Kogyo Co., Ltd.	3,000	$4,313
Toagosei Co., Ltd.	20,000	69,963
*Tobishima Corp.	12,000	3,148
TOC Co., Ltd.	5,000	23,450
Tocalo Co., Ltd.	1,000	16,239
Tochigi Bank, Ltd.	7,000	32,082
Toda Corp.	17,000	56,670
Toei Co., Ltd.	5,000	28,155
Toenec Corp.	3,000	18,148
Toho Bank, Ltd.	14,000	46,627
Toho Zinc Co., Ltd.	4,000	19,916
Tohoku Bank, Ltd.	8,000	12,212
#Tokai Corp.	5,000	27,370
Tokai Rubber Industries, Ltd.	2,700	31,851
Tokai Tokyo Financial Holdings, Inc.	19,000	61,577
*Toko, Inc.	8,000	11,783
Tokushima Bank, Ltd.	7,000	25,672
Tokushu Tokai Holdings Co., Ltd.	5,189	13,058
#Tokyo Dome Corp.	5,000	15,698
Tokyo Energy & Systems, Inc.	2,000	15,982
Tokyo Kikai Seisakusho, Ltd.	6,000	9,535
Tokyo Ohka Kogyo Co., Ltd.	2,700	52,020
Tokyo Rakutenchi Co., Ltd.	5,000	20,445
#Tokyo Rope Manufacturing Co., Ltd.	4,000	11,292
#*Tokyo Seimitsu Co., Ltd.	1,000	12,559
Tokyo Style Co., Ltd.	4,000	33,643
Tokyo Tekko Co., Ltd.	3,000	9,773
Tokyo Theatres Co., Inc.	6,000	9,993
Tokyo Tomin Bank, Ltd.	1,000	14,579
Tokyotokeiba Co., Ltd.	7,000	10,999
Tokyu Community Corp.	1,000	21,498
*Tokyu Construction Co., Ltd.	5,880	16,071
Tokyu Livable, Inc.	1,800	16,285
Tokyu Recreation Co., Ltd.	3,000	18,515
Toli Corp.	6,000	10,908
Tomato Bank, Ltd.	9,000	18,861
Tomen Electronics Corp.	800	8,974
#Tomy Co., Ltd.	1,317	11,623
Tonami Holdings Co., Ltd.	3,000	8,164
Topy Industries, Ltd.	16,000	31,055
#Torishima Pump Manufacturing Co., Ltd.	2,000	34,703
Toshiba Machine Co., Ltd.	5,000	15,998
#Toshiba Plant Kensetsu Co., Ltd.	4,000	52,355
*Toshiba TEC Corp.	8,000	32,436
Tosho Printing Co., Ltd.	5,000	10,546
Totetsu Kogyo Co., Ltd.	3,000	17,614
*Totoku Electric Co., Ltd.	3,000	3,139
Tottori Bank, Ltd.	6,000	17,066
#*Touei Housing Corp.	900	10,315
*Towa Bank, Ltd.	10,000	6,553
#Towa Pharmaceutical Co., Ltd.	900	43,765
Toyo Construction Co., Ltd.	18,000	9,018
Toyo Corp.	3,000	27,066
Toyo Electric Co., Ltd.	5,000	43,711
Toyo Engineering Corp.	11,000	36,633
Toyo Ink Manufacturing Co., Ltd.	15,000	52,170
Toyo Kanetsu K.K.	12,000	19,921
Toyo Kohan Co., Ltd.	3,000	14,540
Toyo Radiator Co., Ltd.	5,000	13,387
*Toyo Securities Co., Ltd.	5,000	9,847
*Toyo Tire & Rubber Co., Ltd.	8,000	15,073

1291

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyobo Co., Ltd.	22,000	$34,130
*Trans Cosmos, Inc.	1,100	9,695
#Trusco Nakayama Corp.	1,400	21,813
Tsubakimoto Chain Co.	9,000	38,895
Tsukishima Kikai Co., Ltd.	3,000	18,830
Tsurumi Manufacturing Co., Ltd.	2,000	14,138
Tsutsumi Jewelry Co., Ltd.	800	18,831
Ube Material Industries, Ltd.	6,000	15,754
Uchida Yoko Co., Ltd.	4,000	12,017
#*Uniden Corp.	2,000	4,654
Unimat Offisco Corp.	1,700	17,339
*Unitika, Ltd.	33,000	26,022
#U-Shin, Ltd.	2,000	10,566
Valor Co., Ltd.	2,000	17,160
*Vital Ksk Holdings, Inc.	2,800	16,726
Warabeya Nichiyo Co., Ltd.	1,200	14,677
#Watami Food Service Co., Ltd.	1,400	27,571
Wood One Co., Ltd.	3,000	7,702
Xebio Co., Ltd.	1,500	33,938
Yamabiko Corp.	615	7,483
Yamagata Bank, Ltd.	11,000	52,754
*Yamaichi Electronics Co., Ltd.	1,600	3,245
Yamamura Glass Co., Ltd.	8,000	25,455
Yamanashi Chuo Bank, Ltd.	11,000	50,333
Yamazen Co., Ltd.	3,000	9,731
Yaoko Co., Ltd.	500	17,482
Yasuda Warehouse Co., Ltd. (The)	2,000	13,614
Yellow Hat, Ltd.	1,800	17,158
Yodogawa Steel Works, Ltd.	9,000	37,248
Yokohama Reito Co., Ltd.	3,000	20,092
Yokowo Co., Ltd.	1,700	9,985
Yomeishu Seizo Co., Ltd.	2,000	19,238
#Yomiuri Land Co., Ltd.	3,000	9,918
Yondenko Corp.	2,100	11,812
Yonekyu Corp.	2,000	20,310
Yorozu Corp.	1,900	22,750
Yoshimoto Kogyo Co., Ltd.	2,000	29,106
#Yoshinoya Holdings Co., Ltd.	23	26,928
Yuraku Real Estate Co., Ltd.	3,000	10,849
Yurtec Corp.	4,000	25,240
#Yushiro Chemical Industry Co., Ltd.	1,000	15,125
Zenrin Co., Ltd.	1,800	26,356
#Zensho Co., Ltd.	2,100	14,620
Zeon Corp.	10,000	45,457
#Zeria Pharmaceutical Co., Ltd.	2,000	22,048
#Zuken, Inc.	2,000	16,169

TOTAL JAPAN		13,792,264

NETHERLANDS — (2.0%)
Aalberts Industries NV	5,782	72,442
#Accell Group NV	846	41,223
*AFC Ajax NV	864	8,136
#Arcadis NV	2,418	48,336
#*ASM International NV	2,535	51,363
#*BE Semiconductor Industries NV	1,100	4,333
Beter Bed Holding NV	1,357	29,562
Brunel International NV	1,355	38,248
#*Crucell NV	2,983	59,261
#*Draka Holding NV	762	14,204
Exact Holding NV	619	17,066
*Gamma Holding NV	304	3,574

1292

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Grontmij NV	824	$22,682
*Heijmans NV	82	1,459
#Imtech NV	3,855	97,992
#*InnoConcepts NV	1,115	3,592
KAS Bank NV	488	10,033
Kendrion NV	133	1,780
Koninklijke Bam Groep NV	4,222	49,657
Koninklijke Boskalis Westminster NV	2,373	83,287
Koninklijke Ten Cate NV	1,402	32,822
Macintosh Retail Group NV	879	18,057
Mediq NV	3,387	53,595
Nutreco Holding NV	1,565	78,995
#Oce NV	3,355	21,215
#*Ordina NV	2,349	14,534
#*Pharming Group NV	3,806	2,856
*Roto Smeets Group NV	354	6,828
#SBM Offshore NV	10,126	193,918
Sligro Food Group NV	924	28,469
Smit Internationale NV	564	44,333
*Super De Boer NV	4,820	33,748
Telegraaf Media Groep NV	1,554	29,142
TKH Group NV	2,708	44,877
*Unit 4 Agresso NV	982	23,335
*USG People NV	3,625	63,069
#Wavin NV	4,736	9,771

TOTAL NETHERLANDS		1,357,794

NEW ZEALAND — (0.6%)
Air New Zealand, Ltd.	25,682	23,812
Briscoe Group, Ltd.	15,371	13,174
Cavalier Corp., Ltd.	8,600	15,329
Fisher & Paykel Appliances Holdings, Ltd.	46,520	21,723
Fisher & Paykel Healthcare Corp., Ltd.	17,357	38,459
Freightways, Ltd.	7,082	15,181
Hallenstein Glassons Holdings, Ltd.	5,327	11,993
Infratil, Ltd.	16,437	19,110
Mainfreight, Ltd.	3,992	15,187
New Zealand Refining Co., Ltd.	11,600	44,198
Nuplex Industries, Ltd.	9,984	17,535
Port of Tauranga, Ltd.	7,100	35,742
Pumpkin Patch, Ltd.	7,400	10,482
*Pyne Gould Guinness, Ltd.	14,522	6,328
Ryman Healthcare, Ltd.	31,115	42,056
Sanford, Ltd.	6,562	22,884
Sky City Entertainment Group, Ltd.	24,023	59,342
Steel & Tube Holdings, Ltd.	5,579	12,532
Tower, Ltd.	11,085	13,541

TOTAL NEW ZEALAND		438,608

NORWAY — (1.2%)
*Acta Holding ASA	5,000	3,343
Atea ASA	5,000	32,818
#*Austevoll Seafood ASA	2,800	16,566
#*Blom ASA	4,000	8,613
*Camillo Eitze & Co. ASA	1,600	3,762
#*Cermaq ASA	3,800	33,043
*Det Norske Oljeselskap ASA	36,000	28,212
#*DOF ASA	2,500	14,238
*EDB Business Partner ASA	2,200	9,423
#*Eitzen Chemical ASA	5,000	1,929
Ekornes ASA	1,600	29,479

1293

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Farstad Shipping ASA	800	$18,557
Ganger Rolf ASA	1,960	54,892
Kongsberg Gruppen ASA	1,280	17,603
#*Norse Energy Corp. ASA	14,000	9,091
*Norske Skogindustrier ASA Series A	7,000	11,623
Odfjell ASA Series A	1,000	8,905
ODIM ASA	1,200	6,642
*Petrolia Drilling ASA	55,000	4,384
Prosafe ASA	11,000	57,268
*Prosafe Production Public, Ltd.	15,500	34,717
Rieber and Son ASA Series A	3,600	26,015
*Schibsted ASA	2,750	45,196
#*Sevan Marine ASA	7,745	12,446
Solstad Offshore ASA	1,000	18,776
*Songa Offshore SE	2,200	10,983
SpareBanken 1 SMN	6,214	54,598
*TGS Nopec Geophysical Co. ASA	4,820	73,098
Tomra Systems ASA	9,200	46,306
#*TTS Marine ASA	1,100	1,294
Veidekke ASA	4,900	37,519
Wilh. Wilhelmsen ASA	2,050	47,476

TOTAL NORWAY		778,815

PORTUGAL — (0.5%)
Banco BPI SA	15,318	51,669
#*Impresa Sociedade Gestora de Participacoes SA	6,108	12,236
Mota-Engil SGPS SA	4,552	27,040
#Portucel-Empresa Produtora de Pasta de Papel SA	20,700	58,482
Redes Energeticas Nacionais SA	9,067	39,759
Sociedade de Investimento e Gestao SGPS SA	6,200	68,586
*Sonae Industria SGPS SA	2,500	9,013
#*Sonaecom SGPS SA	8,301	23,754
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,074	32,237

TOTAL PORTUGAL		322,776

SINGAPORE — (1.1%)
Allgreen Properties, Ltd.	34,000	27,446
*Asia Food & Properties, Ltd.	70,000	28,017
Bukit Sembawang Estates, Ltd.	4,500	15,319
Cerebos Pacific, Ltd.	15,000	35,992
#CH Offshore, Ltd.	17,400	8,454
*Chartered Semiconductor Manufacturing, Ltd.	19,980	37,041
China Aviation Oil Singapore Corp., Ltd.	34,473	26,665
Chuan Hup Holdings, Ltd.	87,000	19,641
*Creative Technology Co., Ltd.	2,650	11,182
*Delong Holdings, Ltd.	17,000	10,276
*Ezra Holdings, Ltd.	14,000	18,751
*Fu Yu Corp., Ltd.	78,750	5,499
GK Goh Holdings, Ltd.	17,000	7,636
Goodpack, Ltd.	14,000	12,651
Hi-P International, Ltd.	23,000	11,294
Ho Bee Investment, Ltd.	14,000	13,856
Hong Leong Asia, Ltd.	18,000	26,322
Hotel Grand Central, Ltd.	31,195	14,605
Hotel Properties, Ltd.	17,200	25,396
Hwa Hong Corp., Ltd.	85,000	24,326
Hyflux, Ltd.	11,000	23,906
#Jaya Holdings, Ltd.	22,000	7,053
K1 Ventures, Ltd.	120,000	14,402
Kim Eng Holdings, Ltd.	16,200	22,914
Lafe Corp., Ltd.	39,200	2,491

1294

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Metro Holdings, Ltd.	41,000	$22,091
Midas Holdings, Ltd.	21,000	12,155
MobileOne, Ltd.	14,000	17,319
*Orchard Parade Holdings, Ltd.	11,239	7,626
Pan Pacific Hotels Group, Ltd.	37,500	35,524
Petra Foods, Ltd.	20,000	12,315
SBS Transit, Ltd.	23,000	29,098
Tat Hong Holdings, Ltd.	17,000	12,449
*Tuan Sing Holdings, Ltd.	44,000	6,209
United Engineers, Ltd.	11,000	13,010
UOB-Kay Hian Holdings, Ltd.	30,000	30,893
WBL Corp., Ltd.	22,000	72,207
Wheelock Properties, Ltd.	20,000	24,834
Wing Tai Holdings, Ltd.	19,000	22,242

TOTAL SINGAPORE		769,107

SPAIN — (2.4%)
Abengoa SA	2,121	55,901
Adolfo Dominguez SA	425	6,803
Almirall SA	3,466	45,797
Amper SA	1,600	14,181
Antena 3 de Television SA	3,640	30,971
*Avanzit SA	13,800	15,332
*Azkoyen SA	2,184	10,010
Banco Guipuzcoano SA	4,367	32,854
Banco Pastor SA	7,840	58,551
*Baron de Ley SA	67	3,251
Bolsas y Mercados Espanoles SA	4,485	149,517
Campofrio Food Group SA	1,577	15,962
Cementos Portland Valderrivas SA	849	39,228
Construcciones y Auxiliar de Ferrocarriles SA	169	83,280
*Corporacion Dermoestetica SA	753	3,521
Duro Felguera SA	1,768	17,574
Ebro Puleva SA	5,454	103,861
Elecnor SA	1,422	25,266
*Ercros SA	3,027	6,213
Faes Farma SA	7,525	41,903
*General de Alquiler de Maquinaria SA	1,055	9,316
Grupo Catalana Occidente SA	3,722	90,182
*Grupo Empresarial Ence SA	6,000	24,120
*Iberia Lineas Aereas de Espana SA	34,690	95,670
Iberpapel Gestion SA	936	15,405
#*La Seda de Barcelona SA	39,580	19,733
Mecalux SA	742	11,162
Miquel y Costas & Miquel SA	555	11,956
*Natraceutical SA	15,014	9,779
*NH Hoteles SA	5,825	30,480
Obrascon Huarte Lain SA	1,613	42,858
Papeles y Cartones de Europa SA	2,491	14,130
Pescanova SA	479	16,654
*Promotora de Informaciones SA	5,034	24,008
Prosegur Cia de Seguridad SA	2,200	92,564
*Realia Business SA	4,187	11,246
Service Point Solutions SA	5,069	8,466
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	9,219
Sol Melia SA	4,123	36,538
#*SOS Corporacion Alimentaria SA	2,659	8,027
Tubacex SA	5,465	22,578
Tubos Reunidos SA	8,287	25,362
Unipapel SA	733	11,077
*Urbas Guadahermosa SA	4,591	1,081

1295

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Vertice Trescientos Sesenta Grados SA	651	$346
Vidrala SA	1,053	28,636
Viscofan SA	3,593	93,914
*Zeltia SA	12,166	71,911

TOTAL SPAIN		1,596,394

SWEDEN — (1.9%)
Aarhuskarlshamn AB	1,961	39,343
Addtech AB Series B	2,500	35,964
AF AB Series B	900	22,442
#*Anoto Group AB	7,000	3,934
Axfood AB	1,800	53,707
#Axis Communications AB	2,100	22,695
B&B Tools AB	2,500	29,236
BE Group AB	2,600	14,900
Beijer Alma AB	1,700	21,180
*Bilia AB Series A	2,975	24,194
*Billerud AB	4,200	23,269
Cantena AB	1,487	18,564
Cardo AB	1,700	45,840
#Clas Ohlson AB Series B	1,200	22,592
*Cloetta AB	960	4,212
#*D. Carnegie & Co. AB	5,750	14,431
#Elekta AB Series B	5,600	105,554
#*Eniro AB	1,200	5,524
G & L Beijer AB Series B	800	20,148
#*Gunnebo AB	1,800	8,583
#*Haldex AB	1,680	14,514
*Hexpol AB	135	1,127
*HIQ International AB	1,000	3,532
Hoganas AB Series B	1,300	23,519
Indutrade AB	200	4,099
#Intrum Justitia AB	5,500	67,773
*JM AB	5,312	78,901
KappAhl Holding AB	2,000	15,749
Lagercrantz Group AB Series B	2,500	9,251
Mekonomen AB	1,400	27,042
*Micronic Laser Systems AB	1,600	2,863
*Munters AB	2,250	15,518
NCC AB Series B	6,075	91,777
New Wave Group AB Series B	2,000	6,971
NIBE Industrier AB	3,549	39,553
*Nobia AB	5,100	31,656
Nolato AB Series B	1,100	8,933
*Pa Resources AB	9,100	35,246
#Peab AB Series B	14,480	90,727
*Q-Med AB	1,500	9,086
*Rezidor Hotel Group AB	3,516	11,241
#*SAS AB	60,000	36,410
*Scribona AB Series B	900	1,087
Skistar AB	1,500	28,221
SWECO AB Series B	1,500	11,800
#*Trelleborg AB Series B	14,007	85,090

TOTAL SWEDEN		1,287,998

SWITZERLAND — (4.2%)
Acino Holding AG	184	30,196
Affichage Holding SA	64	7,459
*AFG Arbonia-Forster Holding AG	75	1,601
#Allreal Holding AG	372	44,951
*Aryzta AG	7,275	285,577

1296

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Ascom Holding AG	1,474	$15,645
Bachem Holdings AG	343	23,580
Bank Coop AG	531	37,120
*Bank Sarasin & Cie AG Series B	2,000	79,637
Banque Cantonale de Geneve SA	85	19,825
Banque Privee Edmond de Rothschild SA	1	26,534
#*Basilea Pharmaceutica AG	201	16,624
#Belimo Holdings AG	34	34,733
Bellevue Group AG	298	12,117
Berner Kantonalbank AG	264	59,559
*Bobst Group AG	800	29,603
Bucher Industries AG	416	43,706
Burckhardt Compression Holding AG	80	11,658
Centralschweizerische Kraftwerke AG	26	9,073
Charles Voegele Holding AG	750	29,578
*Clariant AG	15,895	151,962
Conzzeta AG	27	46,512
Daetwyler Holding AG	296	14,573
*Dufry AG	642	40,553
#EFG International AG	3,568	59,421
#Elektrizitaets-Gesellschaft Laufenberg AG	24	23,258
Emmi AG	111	13,073
EMS-Chemie Holding AG	529	58,776
Energiedienst Holding AG	1,000	54,610
Flughafen Zuerich AG	262	76,271
Forbo Holding AG	82	23,171
#Galenica Holding AG	362	124,733
George Fisher AG	232	61,005
Gurit Holding AG	25	13,794
Helvetia Holding AG	360	114,784
Kaba Holding AG	90	20,831
*Kardex AG	430	14,267
Komax Holding AG	205	15,360
#Kudelski SA	1,700	34,687
Kuoni Reisen Holding AG	200	67,794
#*Logitech International SA	1,129	19,272
Luzerner Kantonalbank AG	200	51,263
Medisize Holding AG	250	12,785
Metall Zug AG	12	28,266
*Micronas Semiconductor Holding AG	800	2,841
Mobimo Holding AG	192	30,951
#Panalpina Welttransport Holding AG	601	42,089
Partners Group Holdings AG	517	63,410
Phoenix Mecano AG	50	18,860
*Precious Woods Holding AG	190	7,118
*PubliGroupe SA	72	6,894
*Rieters Holdings AG	254	56,874
Romande Energie Holding SA	27	53,592
Schulthess Group AG	434	25,116
Schweiter Technology AG	80	39,320
*Schweizerische National-Versicherungs-Gesellschaft AG	630	19,328
St. Galler Kantonalbank AG	137	62,382
Sulzer AG	1,358	105,735
Swisslog Holding AG	16,104	13,776
Swissquote Group Holding SA	538	27,723
Tecan Group AG	607	37,192
#*Temenos Group AG	3,482	79,472
Valartis Group AG	200	6,134
Valora Holding AG	224	53,407
Verwaltungs und Privat-Bank AG	150	16,035
Vontobel Holdings AG	1,700	54,409

1297

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Ypsomed Holdings AG	227	$14,387
Zehnder Holding AG	12	13,203
Zuger Kantonalbank AG	8	32,776

TOTAL SWITZERLAND		2,842,821

UNITED KINGDOM — (15.7%)
A.G. Barr P.L.C.	2,260	30,781
Aberdeen Asset Management P.L.C.	38,814	84,031
Aegis Group P.L.C.	33,093	59,491
Aga Rangemaster Group P.L.C.	7,312	13,834
Aggreko P.L.C.	14,299	177,726
Alphameric P.L.C.	12,452	6,115
Anglo Pacific Group P.L.C.	9,858	33,428
Anite P.L.C.	6,640	3,704
*Arena Leisure P.L.C.	8,000	3,709
ARM Holdings P.L.C.	81,209	197,278
Arriva P.L.C.	13,563	97,743
Ashmore Group P.L.C.	17,299	77,298
Ashtead Group P.L.C.	13,374	17,593
Atkins WS P.L.C.	4,902	45,338
Aveva Group P.L.C.	3,072	44,744
*Avis Europe P.L.C.	21,462	10,832
*Axis-Shield P.L.C.	3,456	23,910
Babcock International Group P.L.C.	10,808	107,299
BBA Aviation P.L.C.	32,911	83,051
Beazley P.L.C.	44,533	78,143
Bellway P.L.C.	5,288	63,248
*Berkeley Group Holdings P.L.C. (The)	7,115	99,308
Biocompatibles International P.L.C.	927	3,755
Bloomsbury Publishing P.L.C.	3,174	6,508
Bodycote P.L.C.	14,936	39,908
*Bovis Homes Group P.L.C.	9,037	60,860
Brammer P.L.C.	1,933	4,065
Brewin Dolphin Holdings P.L.C.	18,429	48,385
Brit Insurance Holdings P.L.C.	19,204	65,401
British Polythene Industries P.L.C.	2,000	7,752
Britvic P.L.C.	6,174	35,306
BSS Group P.L.C.	5,876	25,622
*BTG P.L.C.	14,266	44,542
Care UK P.L.C.	2,594	14,988
Carillion P.L.C.	33,513	161,445
Carpetright P.L.C.	4,000	57,581
Castings P.L.C.	4,744	14,553
Catlin Group, Ltd.	20,635	111,418
Charter International P.L.C.	8,148	92,660
Chemring Group P.L.C.	2,294	98,394
Chesnara P.L.C.	3,500	10,454
Chloride Group P.L.C.	12,218	32,258
*Chrysalis Group P.L.C.	2,000	3,412
Close Brothers Group P.L.C.	9,621	110,636
Collins Stewart P.L.C.	4,982	6,517
Communisis P.L.C.	4,553	1,232
Computacenter P.L.C.	6,654	30,829
Connaught P.L.C.	7,237	47,987
Consort Medical P.L.C.	1,360	9,017
*Cookson Group P.L.C.	772	4,607
Corin Group P.L.C.	2,986	3,570
Cranswick P.L.C.	1,977	22,713
Croda International P.L.C.	5,591	68,467
*CSR P.L.C.	5,290	38,612
Daily Mail & General Trust P.L.C. Series A	9,155	59,563

1298

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Dairy Crest Group P.L.C.	10,341	$67,788
*Dana Petroleum P.L.C.	5,619	117,562
*Danka Business Systems P.L.C.	7,000	233
Davis Service Group P.L.C.	12,354	84,648
De la Rue P.L.C.	4,515	67,623
Delta P.L.C.	6,000	16,431
Development Securities P.L.C.	1,915	9,738
Devro P.L.C.	8,000	15,786
Dialight P.L.C.	2,792	8,645
Dicom Group P.L.C.	4,824	14,241
Dignity P.L.C.	4,751	45,417
Dimension Data Holdings P.L.C.	78,371	91,063
Diploma P.L.C.	7,500	20,277
Domino Printing Sciences P.L.C.	6,574	32,041
DS Smith P.L.C.	31,526	60,210
*DSG International P.L.C.	80,930	40,523
E2V Technologies P.L.C.	2,700	3,102
Electrocomponents P.L.C.	25,911	62,152
Elementis P.L.C.	23,267	24,212
*Erinaceous Group P.L.C.	4,077	110
Euromoney Institutional Investor P.L.C.	3,960	24,668
Evolution Group P.L.C.	7,200	19,459
F&C Asset Management P.L.C.	30,246	36,671
Fenner P.L.C.	7,389	19,381
Fidessa Group P.L.C.	2,121	41,583
Filtrona P.L.C.	7,745	21,212
Filtronic P.L.C.	3,555	1,942
Findel P.L.C.	11,706	7,480
Forth Ports P.L.C.	2,313	41,877
*French Connection Group P.L.C.	2,765	1,864
*Full Circle Future, Ltd.	3,000	—
Fuller Smith & Turner P.L.C.	3,070	25,059
Future P.L.C.	13,448	4,398
*Galiform P.L.C.	31,043	38,110
Galliford Try P.L.C.	2,926	16,293
Game Group P.L.C.	17,436	42,311
*Games Workshop Group P.L.C.	510	2,383
Genus P.L.C.	3,377	36,991
*GKN P.L.C.	92,184	161,481
Go-Ahead Group P.L.C.	2,000	46,583
Greene King P.L.C.	16,409	106,016
Greggs P.L.C.	6,400	45,182
Halfords Group P.L.C.	8,640	55,399
Halma P.L.C.	18,397	68,651
Hargreaves Lansdown P.L.C.	6,832	30,531
Hays P.L.C.	70,323	112,653
Headlam Group P.L.C.	3,793	19,261
Helical Bar P.L.C.	4,115	22,316
Helphire P.L.C.	12,077	11,358
Henderson Group P.L.C.	38,295	80,732
Henry Boot P.L.C.	3,595	6,641
*Heritage Oil P.L.C.	10,769	81,685
Hikma Pharmaceuticals P.L.C.	6,026	46,575
Hill & Smith Holdings P.L.C.	7,437	39,040
Hiscox, Ltd.	24,784	129,974
HMV Group P.L.C.	23,197	42,146
Hochschild Mining P.L.C.	6,698	30,095
Holidaybreak P.L.C.	2,376	10,874
Homeserve P.L.C.	3,150	83,365
Hunting P.L.C.	6,453	55,429
Huntsworth P.L.C.	1,679	1,842

1299

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Hyder Consulting P.L.C.	2,034	$8,249
IG Group Holdings P.L.C.	23,010	113,780
IMI P.L.C.	18,222	128,524
*Inchcape P.L.C.	9,694	4,649
Informa P.L.C.	39,998	191,871
Innovation Group P.L.C.	44,854	8,276
Intermediate Capital Group P.L.C.	4,920	20,487
International Personal Finance P.L.C.	14,134	47,488
Interserve P.L.C.	9,249	35,300
*IP Group P.L.C.	25,378	23,291
ITE Group P.L.C.	10,838	21,545
J.D. Wetherspoon P.L.C.	7,000	52,761
James Fisher & Sons P.L.C.	3,436	24,434
Jardine Lloyd Thompson Group P.L.C.	10,958	81,525
*JJB Sports P.L.C.	12,000	5,895
*JJB Sports P.L.C. Excess Application Shares	9,600	4,727
JKX Oil & Gas P.L.C.	6,993	31,449
John Menzies P.L.C.	3,000	15,990
*Johnston Press P.L.C.	34,674	15,997
Kcom Group P.L.C.	15,853	10,536
Keller Group P.L.C.	3,959	46,322
Kesa Electricals P.L.C.	31,742	68,964
Kier Group P.L.C.	3,314	52,315
Ladbrokes P.L.C.	68,784	137,022
Laird P.L.C.	10,782	25,775
Lavendon Group P.L.C.	1,578	3,622
Liontrust Asset Management P.L.C.	2,728	5,738
Logica P.L.C.	98,662	187,046
*Lookers P.L.C.	10,547	10,212
*Low & Bonar P.L.C.	7,500	4,035
Luminar Group Holdings P.L.C.	3,104	3,790
Macfarlane Group P.L.C.	6,000	1,722
Management Consulting Group P.L.C.	21,891	9,520
Marshalls P.L.C.	5,652	8,817
Marston’s P.L.C.	14,576	20,689
McBride P.L.C.	6,500	23,721
Meggitt P.L.C.	50,317	201,460
Melrose P.L.C.	14,247	39,780
Melrose Resources P.L.C.	5,289	29,567
Michael Page International P.L.C.	21,322	112,367
Micro Focus International P.L.C.	5,660	31,294
Millennium & Copthorne Hotels P.L.C.	7,493	41,417
*Misys P.L.C.	31,196	105,607
Mitie Group P.L.C.	12,853	50,282
Mondi P.L.C.	21,959	121,207
Morgan Crucible Co. P.L.C.	10,153	26,079
Morgan Sindall P.L.C.	1,492	13,799
Mothercare P.L.C.	3,573	33,724
Mouchel Group P.L.C.	5,135	16,023
N Brown Group P.L.C.	9,038	38,639
National Express Group P.L.C.	7,300	38,831
Nestor Healthcare Group P.L.C.	4,757	3,742
Northern Foods P.L.C.	23,834	24,662
Northgate P.L.C.	4,249	15,263
*Oxford Biomedica P.L.C.	29,875	6,868
Oxford Instruments P.L.C.	4,604	18,386
PayPoint P.L.C.	1,573	11,569
*Petropavlovsk P.L.C.	2,982	51,208
*Photo-Me International P.L.C.	11,000	7,399
Pinewood Shepperton P.L.C.	3,450	7,491
Premier Farnell P.L.C.	10,889	25,679

1300

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Premier Foods P.L.C.	45,477	$26,664
*Premier Oil P.L.C.	4,000	77,122
Provident Financial P.L.C.	7,567	115,434
Psion P.L.C.	6,000	11,525
PV Crystalox Solar P.L.C.	11,300	12,090
PZ Cussons P.L.C.	14,129	57,790
Qinetiq P.L.C.	31,363	84,293
Rathbone Brothers P.L.C.	3,114	47,254
*Redrow P.L.C.	11,802	27,132
Regus P.L.C.	52,449	87,605
Renishaw P.L.C.	2,904	25,942
Rensburg Sheppards P.L.C.	1,080	12,151
*Rentokil Initial P.L.C.	101,470	172,438
Restaurant Group P.L.C.	8,444	25,858
Rightmove P.L.C.	2,008	17,323
RM P.L.C.	5,970	14,296
Robert Wiseman Dairies P.L.C.	1,877	13,746
ROK P.L.C.	11,035	8,407
Rotork P.L.C.	4,906	91,289
RPC Group P.L.C.	4,083	17,249
RPS Group P.L.C.	9,770	33,500
Savills P.L.C.	5,508	28,902
*SDL P.L.C.	3,813	25,247
Senior P.L.C.	14,400	14,424
Severfield-Rowen P.L.C.	1,808	4,889
Shanks Group P.L.C.	24,540	34,573
Shore Capital Group P.L.C.	11,089	7,352
SIG P.L.C.	15,426	30,020
*SkyePharma P.L.C.	288	389
Smiths News P.L.C.	10,824	21,598
*Soco International P.L.C.	3,613	76,233
Spectris P.L.C.	5,378	59,684
Speedy Hire P.L.C.	1,564	929
Spirax-Sarco Engineering P.L.C.	6,100	108,845
Spirent Communications P.L.C.	42,716	64,226
SSL International P.L.C.	13,041	135,431
St. Ives Group P.L.C.	3,000	3,310
St. James’s Place P.L.C.	11,136	47,565
*St. Modwen Properties P.L.C.	17,250	63,388
Stagecoach Group P.L.C.	31,722	75,131
Sthree P.L.C.	2,791	11,497
*STV Group P.L.C.	500	541
T. Clarke P.L.C.	3,989	8,612
Ted Baker P.L.C.	1,617	10,882
Tomkins P.L.C.	72,716	199,489
*Topps Tiles P.L.C.	5,775	7,784
Travis Perkins P.L.C.	9,381	115,726
Trinity Mirror P.L.C.	6,899	18,113
TT electronics P.L.C.	6,965	8,304
Tullett Prebon P.L.C.	10,034	59,551
*UK Coal P.L.C.	11,316	15,903
Ultra Electronics Holdings P.L.C.	4,005	86,448
United Business Media P.L.C.	16,744	126,698
UTV Media P.L.C.	2,430	4,173
*Vectura Group P.L.C.	20,878	29,234
Victrex P.L.C.	3,288	40,925
Vitec Group P.L.C. (The)	2,000	12,458
VT Group P.L.C.	11,026	98,149
Weir Group P.L.C. (The)	9,120	104,516
WH Smith P.L.C.	9,800	80,823
William Hill P.L.C.	9,906	27,200

1301

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Wilmington Group P.L.C.	6,879	$16,333
Wincanton P.L.C.	5,790	20,958
*Wolfson Microelectronics P.L.C.	7,866	15,713
WSP Group P.L.C.	4,191	20,541
Xaar P.L.C.	5,056	7,713
Xchanging P.L.C.	4,936	18,001
*Yell Group P.L.C.	13,852	11,623
Yule Catto & Co. P.L.C.	6,673	18,508

TOTAL UNITED KINGDOM		10,659,021

TOTAL COMMON STOCKS		58,526,055

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Buru Energy, Ltd. Warrants 10/10/10	2,357	13
*UXC, Ltd. Options 03/31/10	1,413	509

TOTAL AUSTRALIA		522

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	5,200	23
*Umicore	125	3

TOTAL BELGIUM		26

DENMARK — (0.0%)
#*NeuroSearch A.S. Rights 11/09/09	2,565	1,674

SPAIN — (0.0%)
*Pescanova SA Rights 10/22/09	239	8,318

UNITED KINGDOM — (0.0%)
*Brammer P.L.C. Rights 11/13/09	1,933	1,840
*Laird P.L.C. Rights 11/13/09	5,391	3,583
*Redrow P.L.C. Rights 11/03/09	10,959	6,311

TOTAL UNITED KINGDOM		11,734

TOTAL RIGHTS/WARRANTS		22,274

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund LP	9,237,345	9,237,345
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized byvarious corporate obligations, ranging in par value from $4,247,617 to $16,429,280,rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39,valued at $243,808) to be repurchased at $239,028	$239	239,027

TOTAL SECURITIES LENDING COLLATERAL		9,476,372

TOTAL INVESTMENTS — (100.0%) (Cost $76,126,551)		$68,024,701

See accompanying Notes to Financial Statements.

1302

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (84.1%)
AUSTRALIA — (4.0%)
Amcor, Ltd.	9,208	$47,417
Australia & New Zealand Banking Group, Ltd.	21,432	437,130
Bank of Queensland, Ltd.	2,810	30,761
Bendigo Bank, Ltd.	7,579	61,422
BlueScope Steel, Ltd.	18,484	48,985
#Boral, Ltd.	12,767	65,121
#*Caltex Australia, Ltd.	2,781	25,214
#Fairfax Media, Ltd.	35,541	50,367
Goodman Fielder, Ltd.	22,714	32,582
Lend Lease Corp., Ltd.	4,276	35,444
#Macquarie Group, Ltd.	3,701	162,088
National Australia Bank, Ltd.	17,005	449,300
OneSteel, Ltd.	17,119	46,477
Qantas Airways, Ltd.	25,486	63,371
Sims Metal Management, Ltd.	2,014	35,507
Suncorp-Metway, Ltd.	21,686	169,625
TABCORP Holdings, Ltd.	13,704	87,419
Washington H. Soul Pattinson & Co., Ltd.	4,770	57,096
Wesfarmers, Ltd.	17,339	432,665

TOTAL AUSTRALIA		2,337,991

AUSTRIA — (0.3%)
#Erste Group Bank AG	1,418	57,008
OMV AG	124	5,110
Voestalpine AG	2,633	90,033

TOTAL AUSTRIA		152,151

BELGIUM — (0.5%)
#Delhaize Group SA	3,089	209,841
#UCB SA	2,537	108,306

TOTAL BELGIUM		318,147

CANADA — (6.2%)
Astral Media, Inc. Class A	1,300	38,494
#Bank of Montreal	7,662	354,475
BCE, Inc.	4,830	115,566
Canadian Pacific Railway, Ltd.	4,800	208,050
#Canadian Tire Corp. Class A	2,000	101,086
*CGI Group, Inc.	4,500	54,979
Empire Co., Ltd. Class A	500	19,865
EnCana Corp.	2,240	124,209
Fairfax Financial Holdings, Inc.	200	71,544
George Weston, Ltd.	1,000	50,977
Gerdau Ameristeel Corp.	4,000	27,208
Industrial Alliance Insurance & Financial Services, Inc.	2,000	51,347
Intact Financial Corp.	700	21,284
Loblaw Cos., Ltd.	1,800	49,672
Magna International, Inc. Class A	2,620	103,415
Manitoba Telecom Services, Inc.	500	14,514
#Manulife Financial Corp.	4,900	91,927
Metro, Inc. Class A	1,600	49,905
Sun Life Financial, Inc.	10,150	280,754
Talisman Energy, Inc.	12,890	219,906
*Teck Resources, Ltd. Class B	9,325	270,688
Thomson Reuters Corp.	6,078	193,341
*Thomson Reuters Corp. ADR	4,200	132,930
#Toronto Dominion Bank	10,700	609,931
TransCanada Corp.	1,970	60,372

1303

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Viterra, Inc.	4,000	$38,076
Yamana Gold, Inc.	23,700	251,445

TOTAL CANADA		3,605,960

DENMARK — (1.3%)
A.P. Moller - Maersk A.S.	30	204,841
Carlsberg A.S. Series B	1,692	118,626
Danisco A.S.	1,400	87,308
*Danske Bank A.S.	11,003	252,702
*Jyske Bank A.S.	1,300	48,521
#*Sydbank A.S.	700	17,120

TOTAL DENMARK		729,118

FINLAND — (0.6%)
Stora Enso Oyj Series R	14,570	110,280
UPM-Kymmene Oyj	21,001	252,041

TOTAL FINLAND		362,321

FRANCE — (8.0%)
*Air France-KLM SA	4,815	73,823
AXA SA Sponsored ADR	37,500	930,000
BNP Paribas SA	7,111	535,701
#Casino Guichard Perrachon SA	1,170	92,970
Ciments Francais SA	244	26,591
CNP Assurances SA	1,313	126,878
#Compagnie de Saint-Gobain SA	7,635	372,051
Credit Agricole SA	22,096	423,252
#European Aeronautic Defence & Space Co. EADS NV	9,143	171,207
#Lafarge SA	665	53,978
Lagardere SCA	3,281	148,233
#*Peugeot SA	4,276	139,287
PPR SA	1,901	207,177
#*Renault SA	4,200	187,953
Safran SA	4,295	69,290
SCOR SE	1,668	42,452
Societe Generale Paris SA	12,481	828,986
STMicroelectronics NV	18,300	146,862
Vivendi SA	3,255	90,301

TOTAL FRANCE		4,666,992

GERMANY — (7.0%)
Allianz SE	7,152	819,264
#Bayerische Motoren Werke AG	11,216	548,668
#*Commerzbank AG	9,946	103,663
Daimler AG	11,799	569,066
Deutsche Bank AG	2,700	193,401
Deutsche Lufthansa AG	7,439	114,869
Deutsche Telekom AG	65,866	896,693
Fraport AG	863	40,631
Generali Deutschland Holding AG	200	18,815
#*Hannover Rueckversicherung AG	895	40,585
Heidelberger Zement AG	901	53,695
Munchener Rueckversicherungs-Gesellschaft AG	2,860	452,489
Porsche Automobil Holding SE	1,796	137,380
*Salzgitter AG	1,060	95,388
#ThyssenKrupp AG	1,188	38,180

TOTAL GERMANY		4,122,787

GREECE — (0.4%)
*EFG Eurobank Ergasias S.A.	10,683	169,217

1304

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Hellenic Petroleum S.A.	5,666	$68,680

TOTAL GREECE		237,897

HONG KONG — (2.8%)
*Cathay Pacific Airways, Ltd.	17,000	27,545
Cheung Kong Holdings, Ltd.	25,210	321,542
Great Eagle Holdings, Ltd.	8,217	21,466
Henderson Land Development Co., Ltd.	21,749	153,896
Hong Kong & Shanghai Hotels, Ltd.	13,000	18,605
Hopewell Holdings, Ltd.	16,000	50,844
Hutchison Whampoa, Ltd.	79,000	554,492
New World Development Co., Ltd.	60,204	129,433
Sino Land Co., Ltd.	20,000	38,292
Sun Hung Kai Properties, Ltd.	4,000	60,399
Wharf Holdings, Ltd.	27,963	151,617
Wheelock & Co., Ltd.	27,000	87,089
Wheelock Properties, Ltd.	30,000	20,815

TOTAL HONG KONG		1,636,035

IRELAND — (0.2%)
CRH P.L.C. Sponsored ADR	4,500	111,285

ITALY — (2.3%)
Banca Monte Dei Paschi di Siena SpA	29,098	55,289
*Banco Popolare Scarl	12,360	107,373
#*Intesa Sanpaolo SpA	92,985	391,325
Telecom Italia SpA	259,453	412,176
*UniCredito SpA	33,851	113,408
Unione di Banche Italiane ScpA	20,410	291,534

TOTAL ITALY		1,371,105

JAPAN — (13.6%)
77 Bank, Ltd. (The)	9,864	56,767
#*AEON Co., Ltd.	15,800	140,927
Aisin Seiki Co., Ltd.	1,900	48,309
Ajinomoto Co., Inc.	17,000	159,556
Amada Co., Ltd.	7,000	42,825
*Aozora Bank, Ltd.	13,000	15,371
Bank of Kyoto, Ltd. (The)	12,000	108,892
Canon Marketing Japan, Inc.	1,500	24,302
Chugoku Bank, Ltd. (The)	4,000	54,012
#Coca-Cola West Co., Ltd.	1,100	20,433
Cosmo Oil Co., Ltd.	20,636	54,208
#Credit Saison Co., Ltd.	3,600	40,244
Dai Nippon Printing Co., Ltd.	14,000	175,412
Daishi Bank, Ltd. (The)	12,000	43,713
Daiwa House Industry Co., Ltd.	10,000	106,836
*Fuji Electric Holdings Co., Ltd.	11,000	20,441
*Fuji Heavy Industries, Ltd.	23,000	89,879
FUJIFILM Holdings Corp.	14,000	398,010
Fujikura, Ltd.	7,000	33,751
Fukuoka Financial Group, Inc.	19,000	69,471
Glory, Ltd.	1,400	30,806
Gunma Bank, Ltd. (The)	10,735	55,927
Hakuhodo Dy Holdings, Inc.	460	23,104
Higo Bank, Ltd. (The)	7,000	41,437
Hiroshima Bank, Ltd. (The)	11,000	42,209
*Hitachi, Ltd. Sponsored ADR	8,465	271,980
Hokkoku Bank, Ltd. (The)	10,750	42,185
House Foods Corp.	1,400	22,292
Hyakugo Bank, Ltd. (The)	8,000	38,258

1305

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hyakujishi Bank, Ltd. (The)	9,000	$37,090
#Idemitsu Kosan Co., Ltd.	600	44,000
Isetan Mitsukoshi Holdings, Ltd.	5,800	55,586
*Isuzu Motors, Ltd.	13,000	27,487
*J Front Retailing Co., Ltd.	10,000	47,401
Joyo Bank, Ltd. (The)	8,000	35,194
JS Group Corp.	7,000	114,244
Juroku Bank, Ltd.	11,000	39,354
Kagoshima Bank, Ltd. (The)	3,238	23,911
Kajima Corp.	12,000	28,095
Kamigumi Co., Ltd.	5,000	37,558
Kaneka Corp.	9,000	58,591
*Kawasaki Kisen Kaisha, Ltd.	11,000	40,081
Keiyo Bank, Ltd. (The)	5,000	24,031
Kinden Corp.	4,000	32,486
#Kyocera Corp. Sponsored ADR	1,400	116,858
#Marui Group Co., Ltd.	9,858	56,629
Mazda Motor Corp.	13,000	29,339
Mitsubishi Chemical Holdings Corp.	39,000	144,823
*Mitsubishi Gas Chemical Co., Inc.	6,000	27,676
#Mitsubishi Heavy Industries, Ltd.	73,000	258,134
Mitsubishi Logistics Corp.	3,000	32,640
*Mitsubishi Materials Corp.	22,000	58,012
Mitsubishi Tanabe Pharma Corp.	4,000	51,067
#Mitsui Chemicals, Inc.	13,000	44,646
Nagase & Co., Ltd.	3,111	37,839
Namco Bandai Holdings, Inc.	4,100	41,922
#*NEC Corp.	35,000	99,482
Nippon Express Co., Ltd.	17,000	69,609
Nippon Meat Packers, Inc.	4,000	46,899
Nippon Mining Holdings, Inc.	22,500	100,377
Nippon Oil Corp.	32,000	157,688
Nippon Paper Group, Inc.	2,800	74,305
Nippon Sheet Glass Co., Ltd.	22,261	65,595
Nippon Television Network Corp.	150	19,549
*Nippon Yusen K.K.	21,000	77,518
Nishi-Nippon Bank, Ltd.	18,779	46,456
*Nissan Motor Co., Ltd.	59,700	431,998
Nissay Dowa General Insurance Co., Ltd.	9,000	39,947
Nisshin Steel Co., Ltd.	16,000	26,702
NOK Corp.	2,200	29,190
Obayashi Corp.	12,000	45,315
Ogaki Kyoritsu Bank, Ltd. (The)	5,000	17,130
Oji Paper Co., Ltd.	12,000	52,221
Onward Holdings Co., Ltd.	3,000	18,623
#Ricoh Co., Ltd.	19,000	258,214
Rohm Co., Ltd.	1,200	79,580
San-in Godo Bank, Ltd. (The)	3,000	26,086
Sapporo Hokuyo Holdings, Inc.	7,000	23,629
Seiko Epson Corp.	1,600	24,734
Sekisui Chemical Co., Ltd.	9,000	54,437
Sekisui House, Ltd.	13,000	112,421
#Sharp Corp.	13,000	138,702
Shiga Bank, Ltd.	7,108	44,096
Shimizu Corp.	11,000	42,180
#*Shinsei Bank, Ltd.	22,000	28,701
#Shizuoka Bank, Ltd.	2,000	19,872
Sojitz Corp.	24,500	45,231
Sony Corp. Sponsored ADR	15,600	458,484
Sumitomo Corp.	27,400	265,991
Sumitomo Electric Industries, Ltd.	21,000	254,830

1306

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Forestry Co., Ltd.	2,700	$20,686
Sumitomo Rubber Industries, Ltd.	3,400	31,342
*Taiheiyo Cement Corp.	18,000	20,898
Taisei Corp.	35,297	69,270
#Takashimaya Co., Ltd.	6,000	40,455
TDK Corp.	500	28,748
Teijin, Ltd.	30,138	88,576
Tokuyama Corp.	4,000	25,134
Tokyo Steel Manufacturing Co., Ltd.	2,200	28,814
#Tokyo Tatemono Co., Ltd.	6,000	28,609
Toppan Printing Co., Ltd.	16,000	142,999
Toyo Seikan Kaisha, Ltd.	3,951	66,376
Toyota Auto Body Co., Ltd.	1,100	20,431
*Toyota Tsusho Corp.	4,000	57,192
UNY Co., Ltd.	6,250	46,424
Wacoal Corp.	2,000	24,203
Yamaguchi Financial Group, Inc.	4,852	46,357
Yamaha Corp.	1,900	19,629
#Yamaha Motor Co., Ltd.	4,600	54,778
Yokohama Rubber Co., Ltd.	5,000	21,900

TOTAL JAPAN		7,994,864

NETHERLANDS — (4.8%)
*Aegon NV	31,678	225,149
ArcelorMittal NV	16,689	564,798
#ArcelorMittal NV ADR	6,200	210,924
*ING Groep NV	39,432	513,153
Koninklijke DSM NV	5,840	255,874
Philips Electronics NV	42,264	1,061,706

TOTAL NETHERLANDS		2,831,604

NEW ZEALAND — (0.2%)
Fletcher Building, Ltd.	18,787	110,976

NORWAY — (1.3%)
#*DnB NOR ASA Series A	24,019	275,151
#*Marine Harvest ASA	66,000	47,884
#*Norsk Hydro ASA	21,600	141,566
#Orkla ASA	29,400	271,796
#*Storebrand ASA	6,174	41,955

TOTAL NORWAY		778,352

PORTUGAL — (0.1%)
Banco Comercial Portugues SA	26,753	38,139
Banco Espirito Santo SA	6,188	45,671

TOTAL PORTUGAL		83,810

SINGAPORE — (1.3%)
Capitaland, Ltd.	34,500	100,046
DBS Group Holdings, Ltd.	32,860	300,918
Fraser & Neave, Ltd.	41,000	111,629
Singapore Airlines, Ltd.	21,000	201,385
United Industrial Corp., Ltd.	18,000	23,239

TOTAL SINGAPORE		737,217

SPAIN — (4.7%)
Acciona SA	719	87,586
Banco Bilbao Vizcaya SA Sponsored ADR	8,637	153,739
#Banco de Sabadell SA	18,224	123,029
Banco Espanol de Credito SA	2,000	25,315

1307

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Banco Popular Espanol SA	29,995	$267,186
Banco Santander SA	80,470	1,294,944
Fomento de Construcciones y Contratas SA	758	30,834
Gas Natural SDG SA	4,740	95,230
Repsol YPF SA Sponsored ADR	24,740	658,084
*Sacyr Vallehermoso SA	1,254	18,971

TOTAL SPAIN		2,754,918

SWEDEN — (3.3%)
#Nordea Bank AB	61,871	664,087
#*Skandinaviska Enskilda Banken AB Series A	12,734	77,133
#SSAB AB Series A	3,054	46,554
SSAB AB Series B	1,349	18,863
Svenska Cellulosa AB Series B	13,600	186,878
#Svenska Handelsbanken AB Series A	7,745	200,145
#*Swedbank AB Series A	6,983	60,156
Tele2 AB Series B	4,695	68,433
#Telefonaktiebolaget LM Ericsson AB Series B	55,925	584,295
Volvo AB Series B	3,674	34,794

TOTAL SWEDEN		1,941,338

SWITZERLAND — (5.6%)
Adecco SA	2,833	126,591
Baloise-Holding AG	493	42,212
Compagnie Financiere Richemont SA Series A	729	20,408
Credit Suisse Group AG Sponsored ADR	20,350	1,084,655
Givaudan SA	124	92,050
#*Holcim, Ltd.	10,746	683,927
#Swatch Group AG	607	141,733
Swiss Reinsurance Co., Ltd. AG	6,209	252,834
Zurich Financial Services AG	3,698	846,815

TOTAL SWITZERLAND		3,291,225

UNITED KINGDOM — (15.6%)
Associated British Foods P.L.C.	11,453	155,087
Aviva P.L.C.	46,172	288,721
*Barclays P.L.C. Sponsored ADR	13,600	284,240
*BP P.L.C. Sponsored ADR	2,600	147,212
*British Airways P.L.C.	8,369	24,854
#Carnival P.L.C. ADR	7,700	238,546
Friends Provident Group P.L.C.	47,910	63,876
#HSBC Holdings P.L.C. Sponsored ADR	19,983	1,106,858
International Power P.L.C.	50,968	211,603
*Kazakhmys P.L.C.	6,990	124,399
Kingfisher P.L.C.	75,933	277,544
Legal & General Group P.L.C.	147,580	189,366
Old Mutual P.L.C.	50,401	87,477
Pearson P.L.C. Sponsored ADR	27,500	374,275
Rexam P.L.C.	28,808	130,449
*Royal Bank of Scotland Group P.L.C.	127,501	87,130
#Royal Dutch Shell P.L.C. ADR	34,106	1,983,605
RSA Insurance Group P.L.C.	53,255	105,532
Sainsbury (J.) P.L.C.	40,938	220,928
Schroders P.L.C.	1,693	30,441
Standard Chartered P.L.C.	4,861	119,250
Standard Life P.L.C.	47,395	168,953
Thomas Cook Group P.L.C.	15,027	50,321
Vodafone Group P.L.C. Sponsored ADR	88,600	1,966,034
Whitbread P.L.C.	3,476	72,311
William Morrison Supermarkets P.L.C.	39,125	179,318

1308

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Xstrata P.L.C.	32,069	$461,908

TOTAL UNITED KINGDOM		9,150,238

TOTAL COMMON STOCKS		49,326,331

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $120,000 FHLMC 6.040%(r), 11/01/36, valued at $77,036) to be repurchased at $75,001	$75	75,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	6,587,592	6,587,592
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized byvarious corporate obligations, ranging in par value from $4,247,617 to $16,429,280,rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39,valued at $2,725,310) to be repurchased at $2,671,889	$2,672	2,671,873

TOTAL SECURITIES LENDING COLLATERAL		9,259,465

TOTAL INVESTMENTS — (100.0%) (Cost $62,032,055)		$58,660,796

See accompanying Notes to Financial Statements.

1309

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

DFA Investment Dimensions Group Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, DFA Inflation-Protected Securities Portfolio, Emerging Markets Social Core Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, U.S. Social Core Equity 2 Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, International Sustainability Core 1 Portfolio, U.S. Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Global Real Estate Securities Portfolio and International Vector Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Funds”) as of October 31, 2009, and for the period then ended and have issued our unqualified report thereon dated December 23, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds’ investment portfolios (the “Portfolios”) as of October 31, 2009 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The DFA Investment Trust Company

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Cap Value Series, The DFA International Value Series, The DFA Emerging Markets Small Cap Series, The Canadian Small Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series, The U.S. Large Company Series, The Emerging Markets Series, The Tax-Managed U.S. Equity Series, and The Tax-Managed U.S. Marketwide Value Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2009, and for the year then ended and have issued our unqualified report thereon dated December 23, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Series’ investment portfolios (the “Portfolios”) as of October 31, 2009 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund

(formerly known as the Dimensional Emerging Markets Value Fund Inc.)

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund (hereafter referred to as the “Fund”) as of October 31, 2009, and for the year then ended and have issued our unqualified report thereon dated December 23, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of October 31, 2009 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ DAVID G. BOOTH
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 4, 2010

By:	/s/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: January 4, 2010